Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Growth Fund Z Class - 06-GKC (1)(18)	Invesco Intl Growth A Class - 06-319 (1)(18)
AB Discovery Value Fund Z Class - 06-GKF (1)(18)	Invesco Intl Growth R6 Class - 06-FNC (1)(18)
AB Global Bond Fund Z Class - 06-3GC (1)(18)	Invesco Intl Growth Y Class - 06-756 (1)(18)
AB High Income Fund Advisor Class - 06-005 (1)(18)	Invesco Intl SmMid Co A Class - 06-764 (1)(18)
AB Large Cap Growth Fund Advisor Class - 06-3YR (1)(18)	Invesco Intl SmMid Co R6 Class - 06-FCC (1)(18)
AB Large Cap Growth Fund Z Class - 06-3FY (1)(18)	Invesco Intl SmMId Co Y Class - 06-757 (1)(18)
AB Small Cap Growth Fund R Class - 06-146 (1)(18)	Invesco Main St All Cap A Class - 06-766 (1)(18)
AB Small Cap Growth Portfolio Z Class - 06-GKG (1)(18)	Invesco Main St Mid Cap A Class - 06-262 (1)(18)
Alger Balanced Portfolio I-2 Class - 06-505 (1)(18)	Invesco MAIN ST MID CAP Retirement Class - 06-4HG (1)(19)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)(18)	Invesco Main St Mid Cap Y Class - 06-759 (1)(18)
Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)(18)	Invesco Prt Active Alloc A Class - 06-924 (1)(18)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)(18)	Invesco Sen Floating Rate A Class - 06-078 (1)(18)
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (1)(18)	Invesco Sen Floating Rate R6 Class - 06-GCC (1)(18)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)(18)	Invesco Small Cap Growth Fund A Class - 06-320 (1)(18)
Alger Focus Equity Y Inst Class - 06-6RH (1) (18)	Invesco Small Cap Growth Fund R Class - 06-595 (1)(18)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)(18)	Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)(18)
Alger Small Cap Focus Fund Y Class - 06-3GY (1)(18)	Invesco SmCap Value R6 Retirement Class - 06-6PR (1)(18)
Alger Small Cap Focus Fund Z Class - 06-3MP (1)(18)	Invesco Technology Fund A Class - 06-855 (1)(18)
Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)(18)	Invesco Technology Fund Investor Class - 06-805 (1)(18)

Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)(18)	Invesco Val Opp R6 Other Class - 06-6KP (2)(22)
Allspring Core Plus Bond R6 Retirement Class - 06-4YK (1)(21)	Invesco Val Opp Y Inst Class - 06-6KR (2)(22)
Allspring Spec Mid Cap Value R6 Class - 06-3J6 (1)(18)	Invesco Value Opportunities Fund A Class - 06-814 (1)(18)
Allspring Spec Small Cap Value R6 Class - 06-3JF (1)(18)	Invesco Value Opportunities Fund R Class - 06-813 (1)(18)
Amana Developing World Instl Class - 06-74T (1) (18)	iShares MSCI EAFE International Index Fund K Class - 06-3VK (1)(19)
Amana Growth Instl Class - 06-74R (1) (18)	iShares Russell 1000LgCp Idx K Class - 06-46P (1)(19)
Amana Income Instl Class - 06-74P (1) (18)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (1)(18)
American Beacon International Equity Fund R6 Class - 06-33Y (1)(18)	iShares Russell Mid-Cap Index Fund K Class - 06-3GM (1)(19)
American Beacon Small Cap Value Fund Investor Class - 06-34F (17)(22)	iShares S&P 500 Index Fund K Class - 06-3G4 (1)(18)
American Beacon Small Cap Value Fund R6 Class - 06-34C (1)(18)	iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (1)(18)
American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN (1) (18)	iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (1)(19)
American Beacon ST Mid-Cap Retirement Class - 06-69V (1) (18)	Janus Henderson Balanced Fund N Class - 06-CYC (1)(18)
American Century One Choice 2025 Portfolio A Class - 06-403 (1)(18)	Janus Henderson Balanced Fund R Class - 06-612 (1)(18)
American Century One Choice 2025 Portfolio Investor Class - 06-413 (1)(18)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)(18)
American Century One Choice 2025 Portfolio R6 Class - 06-CPT (1)(18)	Janus Henderson Dev World Bond N Class - 06-4TJ (1)(20)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)(18)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)(18)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)(18)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)(18)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)(18)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)(18)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)(18)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)(18)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)(18)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)(18)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)(18)	Janus Henderson Forty Fund A Class - 06-603 (1)(18)
American Century One Choice 2040 Portfolio A Class - 06-407 (1)(18)	Janus Henderson Forty Fund R Class - 06-154 (1)(18)
American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)(18)	Janus Henderson Global Equity Income Fund A Class - 06-GMH (1)(20)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)(18)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)(18)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)(18)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)(18)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)(18)	Janus Henderson Global Life Sciences Fund N Class - 06-3WT (1)(21)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)(18)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)(18)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)(18)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)(18)

American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)(18)	Janus Henderson Global Technology Fund N Class - 06-3CM (1)(18)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)(18)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)(18)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)(18)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)(18)
American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)(18)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)(18)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)(18)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)(18)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)(18)	Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (1)(19)
American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)(18)	Janus Henderson Overseas N Class - 06-6CC (1)(18)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)(18)	Janus Henderson Research Fund A Class - 06-888 (1)(18)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)(18)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)(18)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)(18)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)(18)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)(18)	Janus Henderson Triton Fund A Class - 06-889 (1)(18)
American Century Disc Core Value Fund Investor Class - 06-460 (1)(18)	Janus Henderson Triton Fund N Class - 06-CYH (1)(18)
American Century Disciplined Growth Fund A Class - 06-697 (1)(18)	Janus Henderson Triton Fund Service Class - 06-921 (1)(18)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)(18)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)(18)
American Century Diversified Bond Fund A Class - 06-722 (1)(18)	Janus Henderson Venture Fund N Class - 06-3P3 (1)(18)
American Century Diversified Bond Fund Investor Class - 06-721 (1)(18)	JHancock Disc Val Mid Cap R6 Class - 06-4TN (1)(21)
American Century Emerging Markets Fund A Class - 06-204 (1)(18)	JHancock Intl Growth R6 Class - 06-64P (17)(22)
American Century Emerging Markets Fund Investor Class - 06-206 (1)(18)	JHancock MM LF Aggressive R6 Class - 06-4FG (17)(22)
American Century Emerging Markets Fund R6 Class - 06-CPK (1)(18)	JHancock MM LF Balanced R6 Class - 06-4FC (17)(22)
American Century Equity Growth Fund A Class - 06-175 (1)(18)	JHancock MM LF Growth R6 Class - 06-4FF (17)(22)
American Century Equity Growth Fund Investor Class - 06-048 (1)(19)	JHancock MM LF Moderate R6 Class - 06-4F9 (17)(22)
American Century Equity Income Fund A Class - 06-285 (1)(18)	John Hancock Balanced Fund R6 Class - 06-3TF (17)(22)
American Century Equity Income Fund Investor Class - 06-475 (1)(18)	John Hancock Bond Fund R6 Class - 06-3HM (1)(18)
American Century Equity Income Fund R6 Class - 06-CPM (1)(18)	John Hancock ESG International Equity Fund R6 Class - 06-3X6 (17)(22)
American Century Ginnie Mae A Class - 06-435 (1)(18)	John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (17)(22)
American Century Growth Fund A Class - 06-445 (1)(18)	JPMorgan Core Bond R6 Retirement Class - 06-6HY (14)(22)
American Century Growth Fund R6 Class - 06-CPN (1)(18)	JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (1)(19)

American Century Heritage Fund A Class - 06-290 (1)(18)	JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (1)(19)
American Century Heritage Fund Investor Class - 06-046 (1)(18)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)(18)
American Century Heritage Fund R6 Class - 06-CPP (1)(18)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)(18)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)(18)	JPMorgan Global Allocation R6 Class - 06-4FH (1)(21)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (1)(18)	JPMorgan Global Bond Opps R6 Class - 06-4GH (1)(19)
American Century International Growth A Class - 06-325 (1)(18)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)(18)
American Century International Growth Investor Class - 06-420 (1)(18)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)(18)
American Century International Opp Fund Investor Class - 06-3VG (1)(20)	JPMorgan Income R6 Class - 06-4GJ (1)(20)
American Century International Opportunities Fund A Class - 06-3VH (1)(18)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (1)(18)
American Century Large Company Value A Class - 06-355 (1)(18)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (1)(18)
American Century Mid Cap Value Fund A Class - 06-395 (1)(18)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)(18)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)(18)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)(18)
American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)(18)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)(18)
American Century One Chc Blnd 2020 R6 Class - 06-66W (1)(21)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)(18)
American Century One Chc Blnd 2025 R6 Class - 06-66X (1)(21)	JPMorgan Sm Cap Equity I Inst Class - 06-4MR (17)(22)
American Century One Chc Blnd 2030 R6 Class - 06-66Y (1)(21)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (1)(18)
American Century One Chc Blnd 2035 R6 Class - 06-67C (1)(21)	JPMorgan Small Cap Value Fund R6 Class - 06-44Y (1)(20)
American Century One Chc Blnd 2040 R6 Class - 06-67F (1)(21)	JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9 (6)(22)
American Century One Chc Blnd 2045 R6 Class - 06-67G (1)(21)	JPMorgan SmartRetire 2020 R6 Class - 06-46R (1)(21)
American Century One Chc Blnd 2050 R6 Class - 06-67H (1)(21)	JPMorgan SmartRetire 2025 R6 Class - 06-46T (1)(21)
American Century One Chc Blnd 2060 R6 Class - 06-67K (1)(21)	JPMorgan SmartRetire 2030 R6 Class - 06-46V (1)(21)
American Century One Chc Blnd 2065 R6 Class - 06-67M (1)(21)	JPMorgan SmartRetire 2035 R6 Class - 06-46W (1)(21)
American Century One Choice 2065 A Class - 06-63T (1)(20)	JPMorgan SmartRetire 2040 R6 Class - 06-46X (1)(21)
American Century One Choice 2065 Inv Class - 06-63N (1)(20)	JPMorgan SmartRetire 2045 R6 Class - 06-46Y (1)(19)
American Century One Choice 2065 R6 Class - 06-63X (1)(20)	JPMorgan SmartRetire 2050 R6 Class - 06-47C (1)(21)
American Century Real Estate Fund A Class - 06-380 (1)(18)	JPMorgan SmartRetire 2055 R6 Class - 06-47F (1)(21)
American Century Real Estate Fund Investor Class - 06-269 (1)(18)	JPMorgan SmartRetire 2060 R6 Class - 06-47G (1)(21)

4

American Century Real Estate Fund R6 Class - 06-CRK (1)(18)	JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC (1)(21)
American Century Select A Class - 06-240 (1)(18)	JPMorgan SmartRetire Income R6 Class - 06-47H (1)(21)
American Century Select Investor Class - 06-440 (1)(18)	JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN (1)(18)
American Century Small Cap Growth A Class - 06-200 (1)(18)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)(18)
American Century Small Cap Growth R6 Class - 06-6C7 (7)(21)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)(18)
American Century Small Cap Value Fund A Class - 06-390 (1)(18)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)(18)
American Century Small Cap Value Fund Investor Class - 06-470 (1)(18)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)(18)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)(18)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)(18)
American Century Small Company A Class - 06-385 (1)(18)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)(18)
American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)(18)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)(18)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)(18)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)(18)
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)(18)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)(18)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)(18)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)(18)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)(18)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)(18)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)(18)	JPMorgan US Equity R6 Class - 06-4TC (1)(20)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)(18)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (1)(18)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)(18)	Knights of Columbus Core Bond Institutional Class - 06-FRN (1)(18)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)(18)	Knights of Columbus Intl Eq Institutional Class - 06-FRP (1)(18)
American Century Ultra Fund A Class - 06-430 (1)(18)	Knights of Columbus Lg Gr Institutional Class - 06-FRR (1)(18)
American Century Ultra Fund Investor Class - 06-450 (1)(18)	Knights of Columbus Lg Val Institutional Class - 06-FRT (1)(18)
American Century Ultra Fund R6 Class - 06-CRT (1)(18)	Knights Of Columbus Small Cap Institutional Class - 06-FRV (1)(18)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)(18)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (1)(18)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)(18)	Lord Abbett Bond Debenture R6 Class - 06-4F6 (1)(19)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)(18)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)(18)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)(18)	Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT (1)(18)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)(18)	Lord Abbett Developing Growth Fund A Class - 06-732 (1)(18)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)(18)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)(18)
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)(18)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)(18)

5

American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)(18)	Lord Abbett Developing Growth Fund R5 Class - 06-CJW (1)(20)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)(18)	Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (1)(20)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)(18)	Lord Abbett Dividend Growth Fund R3 Class - 06-424 (1)(18)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)(18)	Lord Abbett Dividend Growth Fund R5 Class - 06-CJV (1)(18)
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)(18)	Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK (1)(20)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)(18)	Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (1)(20)
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)(18)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)(18)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)(18)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)(18)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)(18)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)(18)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)(18)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)(18)
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)(18)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)(18)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)(18)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)(18)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)(18)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)(18)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)(18)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)(18)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)(18)	Lord Abbett Inc Fund R6 Class - 06-3WG (17)(22)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)(18)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (1)(18)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)(18)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (1)(18)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)(18)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (1)(18)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)(18)	Lord Abbett Mid Cap Stock Fund P Class - 06-970 (1)(18)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)(18)	Lord Abbett Mid Cap Stock Fund R3 Class - 06-961 (1)(18)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)(18)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)(18)
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)(18)	Lord Abbett Total Return Fund I Class - 06-949 (1)(18)
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)(18)	Lord Abbett Total Return Fund R3 Class - 06-952 (1)(18)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)(18)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)(18)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)(18)	Lord Abbett Total Return Fund R6 Class - 06-3RJ (1)(19)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)(18)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)(18)
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY (1)(19)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)(18)

6

American Funds 2065 Target Date Retirement Fund R Class - 06-4R3 (1)(19)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)(18)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4 (1)(19)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)(18)
American Funds 2070 Trgt Date Ret R4 Class - 06-6YF (1) (19)	LVIP American Century Capital Appreciation Fund I Class - 06-410 (1)(18)
American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9 (1) (19)	MainStay Large Cap Growth Fund R6 Class - 06-3HY (1)(20)
American Funds AMCAP Fund R3 Class - 06-182 (1)(18)	MainStay WMC Value R6 Class - 06-6NH (5)(22)
American Funds AMCAP Fund R4 Class - 06-207 (1)(18)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)(18)
American Funds AMCAP Fund R6 Class - 06-CTN (1)(18)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)(18)
American Funds American Balanced Fund R3 Class - 06-447 (1)(18)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)(18)
American Funds American Balanced Fund R4 Class - 06-446 (1)(18)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)(18)
American Funds American Balanced Fund R6 Class - 06-CTP (1)(18)	Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW (1)(21)
American Funds American High Income Trust R3 Class - 06-184 (1)(18)	Met West Total Return Bd P Class - 06-47P (1)(18)
American Funds American High Income Trust R4 Class - 06-208 (1)(18)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)(18)
American Funds American High-Income Trust R6 Class - 06-3MC (1)(18)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)(18)
American Funds American Mutual Fund R4 Class - 06-3MK (1)(18)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)(18)
American Funds American Mutual Fund R6 Class - 06-3M3 (1)(18)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)(18)
American Funds Capital Income Builder R4 Class - 06-3MM (1)(20)	MFS Core Equity Fund R6 Class - 06-3W7 (1)(19)
American Funds Capital Income Builder R6 Class - 06-3M6 (1)(18)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (1)(18)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)(18)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)(18)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)(18)	MFS Global Bond R6 Class - 06-4TK (1)(21)
American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)(18)	MFS Global Real Estate R6 Class - 06-4FM (1)(20)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)(18)	MFS Growth Allocation Fund R2 Class - 06-076 (1)(18)
American Funds EuroPacific Growth Fund R3 Class - 06-181 (1)(18)	MFS Growth Allocation Fund R3 Class - 06-060 (1)(18)
American Funds EuroPacific Growth Fund R4 Class - 06-212 (1)(18)	MFS Growth Fund R6 Class - 06-CYN (1)(18)
American Funds EuroPacific Growth Fund R5 Class - 06-296 (1)(18)	MFS International Diversification Fund R6 Class - 06-3MF (1)(18)
American Funds EuroPacific Growth Fund R6 Class - 06-CTT (1)(18)	MFS International Equity R6 Class - 06-6W7 (1)(18)
American Funds Fundamental Investors R3 Class - 06-213 (1)(18)	MFS International Growth Fund R6 Class - 06-49X (1)(19)
American Funds Fundamental Investors R4 Class - 06-214 (1)(18)	MFS International New Discovery Fund A Class - 06-360 (1)(18)
American Funds Fundamental Investors R6 Class - 06-CTV (1)(18)	MFS International New Discovery Fund R2 Class - 06-379 (1)(18)

7

American Funds Global Balanced Fund R6 Class - 06-3M9 (1)(19)	MFS International New Discovery Fund R6 Class - 06-CYP (1)(18)
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (1)(18)	MFS International Value Fund R2 Class - 06-822 (1)(18)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)(18)	MFS International Value Fund R3 Class - 06-773 (1)(18)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)(18)	MFS International Value Fund R6 Class - 06-CYR (1)(18)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (1)(18)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)(18)
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (1)(20)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)(18)
American Funds Investment Company of America R6 Class - 06-3GH (1)(18)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)(18)
American Funds New Perspective Fund R3 Class - 06-502 (1)(18)	MFS Mid Cap Growth Fund A Class - 06-365 (1)(18)
American Funds New Perspective Fund R4 Class - 06-503 (1)(18)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)(18)
American Funds New Perspective Fund R6 Class - 06-CTW (1)(18)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)(18)
American Funds New World Fund R3 Class - 06-691 (1)(18)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)(18)
American Funds New World Fund R4 Class - 06-689 (1)(18)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)(18)
American Funds New World Fund R6 Class - 06-CTX (1)(18)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)(18)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)(18)	MFS New Discovery Fund R2 Class - 06-298 (1)(18)
American Funds SMALLCAP World Fund R4 Class - 06-332 (1)(18)	MFS New Discovery Fund R3 Class - 06-299 (1)(18)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)(18)	MFS Technology Fund R2 Class - 06-CMG (1)(18)
American Funds The Bond Fund of America R6 Class - 06-39V (1)(18)	MFS Technology Fund R3 Class - 06-CMH (1)(18)
American Funds The Growth Fund of America R3 Class - 06-179 (1)(18)	MFS Technology Fund R6 Class - 06-CYW (1)(18)
American Funds The Growth Fund of America R4 Class - 06-216 (1)(18)	MFS Total Return Bond Fund R6 Class - 06-3TH (17)(20)
American Funds The Growth Fund of America R6 Class - 06-CVC (1)(18)	MFS Total Return Fund R6 Class - 06-3JR (1)(19)
American Funds The Income Fund of America R4 Class - 06-3MN (1)(19)	MFS Utilities Fund R2 Class - 06-389 (1)(18)
American Funds The Income Fund of America R6 Class - 06-3M7 (1)(18)	MFS Utilities Fund R3 Class - 06-388 (1)(18)
American Funds The New Economy Fund R6 Class - 06-3KY (1)(18)	MFS Utilities Fund R6 Class - 06-39X (1)(20)
American Funds U.S. Government Securities Fund R6 Class - 06-3TK (1)(20)	MFS Value Fund A Class - 06-375 (1)(18)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)(18)	MFS Value Fund R6 Class - 06-CYX (1)(18)
American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)(18)	Monteagle Opportunity Equity Fund Investor Class - 06-105 (1)(21)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)(18)	Nationwide Geneva SmCp Gr R6 Class - 06-47T (1)(21)

8

AMG GW&K Small Mid Cap Inst Class - 06-4TG (1)(20)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)(18)
AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4 (1)(20)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)(18)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)(18)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)(18)
Avantis Emerging Markets Equity Inst Class - 06-6W6 (1)(18)	Neuberger Berman Intnsc Val R6 Class - 06-47J (1)(21)
AQR Small Cap Multi-Style Fund N Class - 06-CCF (1)(21)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)(18)
Ariel Appreciation Fund Investor Class - 06-335 (1)(18)	Neuberger Berman Lg Cap Val R6 Class - 06-4XP (1)(20)
Ariel Fund Investor Class - 06-330 (1)(18)	Neuberger Berman Small Cap Growth Fund A Class - 06-868 (1)(18)
Ave Maria Growth Fund - 06-082 (1)(18)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)(18)
Ave Maria Rising Dividend Fund - 06-084 (1)(18)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)(18)
Ave Maria Value Fund - 06-081 (1)(18)	Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (1)(20)
Ave Maria World Equity Fund - 06-085 (1)(18)	Neuberger Berman Strat Inc R6 Class - 06-64R (1)(21)
Baird Aggregate Bond Inst Class - 06-4TP (1)(21)	Neuberger Berman Sustainable Equity Fund A Class - 06-CNY (1)(18)
Baird Core Plus Bond Inst Class - 06-4RC (1)(21)	Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC (1)(18)
Baird Short-Term Bond Inst Class - 06-4XC (17)(22)	Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (1)(21)
Baron Emerging Markets Fund R6 Class - 06-3J9 (1)(19)	North Square Multi Strategy Fund A Class - 06-839 (1)(18)
BlackRock Advg Small Cap Gr K Class - 06-46J (17)(22)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)(18)
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM (1)(21)	Northern Small Cap Value Fund R Class - 06-492 (1)(18)
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)(18)	Northern U.S. Quality ESG Fund - 06-49V (17)(22)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)(18)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)(18)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)(18)	Nuveen Mid Cap Value Fund A Class - 06-234 (1)(18)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)(18)	Nuveen Mid Cap Value Fund R6 Class - 06-3JK (1)(20)
BlackRock Global Allocation Fund K Class - 06-FRX (1)(18)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)(18)
BlackRock Global Allocation Fund R Class - 06-527 (1)(18)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)(18)
BlackRock Global Dividend Portfolio K Class - 06-CVH (1) (18)	Nuveen Small Cap Select Fund A Class - 06-239 (1)(18)
BlackRock GNMA Inv A Class - 06-4WH (1)(20)	Nuveen Small Cap Value Fund A Class - 06-242 (1)(18)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)(18)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)(18)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)(18)	Parnassus Core Equity Fund Investor Class - 06-497 (1)(18)

9

BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)(18)	Parnassus Mid Cap Fund - 06-498 (1)(18)
BlackRock High Yield Bond Portfolio K Class - 06-33K (1)(18)	Parnassus Mid Cap Growth Fund - 06-496 (1)(18)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)(18)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)(18)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)(18)	Pax Sustainable Alloc Inv Investor Class - 06-568 (1)(18)
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (1)(19)	Payden Emerging Markets Bond Investor Class - 06-501 (1)(18)
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (1)(19)	Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (17)(22)
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (1)(19)	PGIM Day One 2020 Fund R6 Class - 06-44K (1)(18)
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (1)(19)	PGIM Day One 2025 Fund R6 Class - 06-44M (1)(18)
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (1)(19)	PGIM Day One 2030 Fund R6 Class - 06-44N (1)(18)
BlackRock LifePath Index 2050 Fund K Class - 06-CVV (1)(19)	PGIM Day One 2035 Fund R6 Class - 06-44P (1)(18)
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (1)(19)	PGIM Day One 2040 Fund R6 Class - 06-44R (1)(18)
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (1)(19)	PGIM Day One 2045 Fund R6 Class - 06-44T (1)(18)
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3 (1)(19)	PGIM Day One 2050 Fund R6 Class - 06-44V (1)(18)
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (1)(19)	PGIM Day One 2055 Fund R6 Class - 06-44W (1)(18)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)(18)	PGIM Day One 2060 Fund R6 Class - 06-44X (1)(18)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)(18)	PGIM Day One Income Fund R6 Class - 06-44G (1)(18)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)(18)	PGIM Global Real Estate Fund A Class - 06-531 (1)(18)
BlackRock Strategic Global Bond Fund R Class - 06-4PX (1)(21)	PGIM Global Real Estate Fund R2 Class - 06-3FN (1)(19)
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)(18)	PGIM Global Real Estate Fund R4 Class - 06-3FP (1)(18)
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)(18)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)(18)
BlackRock Total Return Fund A Class - 06-093 (1)(18)	PGIM Global Real Estate Fund Z Class - 06-526 (1)(18)
BlackRock Total Return Fund K Class - 06-CWC (1)(18)	PGIM Global Total Return Fund R6 Class - 06-3XW (1)(19)
BlackRock Total Return Fund R Class - 06-901 (1)(18)	PGIM Global Total Return R4 Retirement Class - 06-6CF (8)(21)
BNY Mellon Bond Market Index I Class - 06-47M (1)(21)	PGIM High Yield Fund A Class - 06-533 (1)(18)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)(18)	PGIM High Yield Fund Z Class - 06-532 (1)(18)
BNY Mellon Natural Resources Fund Y Class - 06-39Y (1)(19)	PGIM High-Yield Fund R2 Class - 06-3FH (1)(18)
Boston Trust SMID Cap Other Class - 06-6KT (2)(22)	PGIM High-Yield Fund R4 Class - 06-3FJ (1)(18)

10

Brandywine Global Corp Credit Y Inst Class - 06-4PC (17)(22)	PGIM High-Yield Fund R6 Class - 06-FCY (1)(18)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)(18)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)(18)
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (1)(20)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)(18)
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714 (1)(18)	PGIM Jennison Focused Growth Fund A Class - 06-079 (1)(20)
Calamos Market Neutral Income R6 Class - 06-66R (1)(21)	PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (1)(19)
Calvert Balanced R6 Class - 06-4FJ (1)(21)	PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9 (1)(20)
Calvert Equity Portfolio A Class - 06-345 (1)(18)	PGIM Jennison Growth R6 Class - 06-4Y6 (1)(18)
Calvert Income Fund A Class - 06-340 (1)(18)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)(18)
Calvert Small Cap Fund A Class - 06-516 (1)(18)	PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (1)(21)
Calvert Small Cap R6 Class - 06-4FN (1)(20)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)(18)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (1)(18)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)(18)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)(18)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)(18)
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ (5)(22)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)(18)
ClearBridge Aggressive Growth Fund R Class - 06-716 (1)(20)	PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (17)(22)
ClearBridge Appreciation Fund FI Class - 06-712 (1)(18)	PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (17)(22)
ClearBridge Appreciation Fund IS Class - 06-3G6 (1)(18)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)(18)
ClearBridge Appreciation Fund R Class - 06-717 (1)(19)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)(18)
ClearBridge International Growth Fund IS Class - 06-3XJ (1)(18)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)(18)
ClearBridge Large Cap Growth Fund A Class - 06-GJV (1)(18)	PGIM Jennison Small Company Fund A Class - 06-589 (1)(18)
ClearBridge Large Cap Growth Fund IS Class - 06-GJW (1)(18)	PGIM Jennison Small Company Fund R2 Class - 06-3FR (1)(21)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (1)(18)	PGIM Jennison Small Company Fund R4 Class - 06-3FW (1)(21)
ClearBridge Mid Cap I Class - 06-47N (1)(20)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)(18)
ClearBridge Sm Cap Gr Inst Class - 06-64M (1)(21)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)(18)
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (1)(20)	PGIM QMA Mid Cap Value Fund A Class - 06-080 (1)(18)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (1)(18)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)(18)
Cohen & Steers Realty Shares Fund - 06-3KV (1)(20)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)(18)
Columbia Acorn International Fund A Class - 06-693 (1)(18)	PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (1)(19)

11

Columbia Acorn International Fund Institutional Class - 06-692 (1)(18)	PGIM Total Return Bond Fund A Class - 06-538 (1)(18)
Columbia Acorn International Fund Institutional 3 Class - 06-CWF (1)(20)	PGIM Total Return Bond Fund R2 Class - 06-3FK (1)(18)
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M (1)(21)	PGIM Total Return Bond Fund R4 Class - 06-3FM (1)(18)
Columbia Capital Allocation Agrsv Inst Class - 06-66P (1)(21)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)(18)
Columbia Capital Allocation Cnsrv A Class - 06-66C (1)(21)	PGIM Total Return Bond Fund Z Class - 06-537 (1)(18)
ClearBridge Mid Cap Inst Class - 06-6TR (1)(21)	PIMCO All Asset Fund Admin Class - 06-706 (1)(18)
Columbia Capital Allocation Mod Inst Class - 06-66J (1)(21)	PIMCO All Asset Fund Institutional Class - 06-3FC (1)(18)
Columbia Contrarian Core Fund A Class - 06-902 (1)(18)	PIMCO All Asset Fund R Class - 06-017 (1)(18)
Columbia Contrarian Core Inst Class - 06-73K (1)(18)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)(18)
Columbia Contrarian Core Institutional 3 Class - 06-46K (1)(21)	PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (1)(21)
Columbia Dividend Income Fund A Class - 06-903 (1)(18)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)(18)
Columbia Dividend Income Inst Class - 06-73M (1)(18)	PIMCO CommodPlus Strat Institutional Class - 06-6NP (1)(18)
Columbia Dividend Income I3 Class - 06-4FK (1)(19)	PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (17)(22)
Columbia Emerging Markets Bond Fund A Class - 06-438 (1)(18)	PIMCO High Yield Fund Admin Class - 06-760 (1)(18)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)(18)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)(18)
Columbia Intg Large Cap Growth Inst A Class - 06-67P (7)(21)	PIMCO High Yield Fund R Class - 06-705 (1)(18)
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R (7)(21)	PIMCO Income Fund Admin Class - 06-768 (1)(18)
Columbia Intg Small Cap Growth A Class - 06-67T (7)(21)	PIMCO Income Fund Institutional Class - 06-FCK (1)(18)
Columbia Mid Cap Growth A Class - 06-64V (1)(21)	PIMCO Income Fund R Class - 06-769 (1)(18)
Columbia Mid Cap Index Fund A Class - 06-334 (1)(18)	PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (1)(19)
Columbia Overseas Value Fund A Class - 06-FTM (1)(18)	PIMCO Intl Bond UnHdg Instl Class - 06-6FR (10)(22)
Columbia Overseas Value Inst Class - 06-73N (1)(18)	PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (1)(19)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)(18)	PIMCO Low Duration Instl Inst Class - 06-4R7
Columbia Quality Income Fund A Class - 06-914 (1)(18)	PIMCO RAE US Small Instl Class - 06-6JG (13)(21)
Columbia Quality Income Inst Class - 06-73P (1)(18)	PIMCO Real Return Fund Admin Class - 06-707 (1)(18)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)(18)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)(18)
Columbia Sel Glbl Equity Inst Class - 06-73R (17)(19)	PIMCO Real Return Fund R Class - 06-708 (1)(18)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)(18)	PIMCO RealPath Blend 2025 Inst Class - 06-49F (1)(21)

12

Columbia Sel Lgcp Value Inst Class - 06-73T (1)(18)	PIMCO RealPath Blend 2030 Inst Class - 06-49G (1)(21)
Columbia Select Large Gr Institutional 3 Class - 06-4GF (1)(21)	PIMCO RealPath Blend 2035 Inst Class - 06-49H (1)(21)
Columbia Select Large Val Institutional 3 Class - 06-4GG (17)(22)	PIMCO RealPath Blend 2040 Inst Class - 06-49J (1)(21)
Columbia Select Mid Cap Value Fund A Class - 06-911 (1)(19)	PIMCO RealPath Blend 2045 Inst Class - 06-49K (1)(21)
Columbia Sel Mid Cap Val Inst Class - 06-73V (1)(18)	PIMCO RealPath Blend 2050 Inst Class - 06-49M (1)(21)
Columbia Select Mid Cap Value Inst Class - 06-64W (1)(21)	PIMCO RealPath Blend 2055 Inst Class - 06-49N (1)(21)
Columbia Select Small Cap Value Fund A Class - 06-913 (1)(18)	PIMCO RealPath Blend 2060 Inst Class - 06-6FF (9)(21)
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (17)(22)	PIMCO RealPath Blend 2065 Inst Class - 06-6RV (1)(21)
Columbia Seligman Tech and Information Fund A Class - 06-441 (1)(18)	PIMCO RealPath Blend Inc Instl Class - 06-49P (1)(21)
Columbia Smcap Growth Inst Class - 06-6RP (1)(18)	PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4 (1)(19)
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR (1)(18)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (1)(18)
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443 (1)(18)	PIMCO Total Return Fund Admin Class - 06-291 (1)(18)
Columbia Small Cap Index Fund A Class - 06-336 (1)(18)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)(18)
Columbia Small Cap Value II A Class - 06-64X (1)(21)	PIMCO Total Return Fund R Class - 06-680 (1)(18)
Columbia SmCap Value I Inst Class - 06-4YY (1)(21)	Pimco Total Return Ii Instl Class - 06-6YY (1)(18)
Columbia Total Return Bond A Class - 06-64Y (1)(20)	Pioneer Bond Fund A Class - 06-834 (1)(18)
Columbia Totl Return Bond Inst Class - 06-73W (1)(20)	Pioneer Bond Fund K Class - 06-FCP (1)(18)
CRM Mid Cap Value Investor Class - 06-551 (1)(18)	Pioneer Bond Fund Y Class - 06-823 (1)(18)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)(18)	Pioneer Classic Balanced Fund N Class - 06-3WW (1)(19)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)(18)	Pioneer Dynamic Credit Fund A Class - 06-022 (1)(18)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)(18)	Pioneer Equity Income Fund A Class - 06-327 (1)(18)
Delaware Emerging Markets Fund R6 Class - 06-3YK (1)(18)	Pioneer Equity Income Fund K Class - 06-FCR (1)(18)
Delaware Ivy Global Bond R6 Class - 06-6XP (1)(18)	Pioneer Equity Income Fund Y Class - 06-828 (1)(18)
Delaware Ivy Balanced Fund R Class - 06-009 (1)(18)	Pioneer Fund A Class - 06-833 (1)(18)
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY (1)(20)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)(18)
Delaware Ivy Energy Fund Y Class - 06-CGR (1)(18)	Pioneer Fundamental Growth Fund A Class - 06-628 (1)(18)
Delaware Ivy High Income Fund N Class - 06-GMF (1)(18)	Pioneer Fundamental Growth Fund K Class - 06-FCT (1)(18)
Delaware Ivy High Income Fund R Class - 06-011 (1)(18)	Pioneer Fundamental Growth Fund Y Class - 06-626 (1)(18)

13

Delaware Ivy High Income Fund Y Class - 06-012 (1)(18)	Pioneer Global Equity Fund A Class - 06-GGH (1)(18)
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY (1)(21)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)(18)
Delaware Ivy Small Cap Core Fund N Class - 06-FNR (1)(18)	Pioneer High Yield Fund A Class - 06-837 (1)(18)
Delaware Ivy Small Cap Core Fund R Class - 06-FPP (1)(18)	Pioneer High Yield Fund Y Class - 06-829 (1)(18)
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF (1)(18)	Pioneer K Retirement Class - 06-6FH (1)(18)
Delaware Small Cap Core Fund R6 Class - 06-3GP (1)(18)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)(18)
Delaware Small Cap Value Fund R6 Class - 06-3CN (1)(18)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)(18)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)(18)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)(18)
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9 (1)(18)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)(18)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)(18)	Pioneer Strategic Income Fund A Class - 06-594 (1)(18)
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (1)(18)	Pioneer Strategic Income Fund K Class - 06-FCW (1)(18)
DFA Emerging Markets Value Inst Class - 06-6MG (3)(22)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)(18)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (1)(18)	Principal Bond Market Index Fund R3 Class - 06-FHX (1)(18)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)(18)	Principal Core Fixed Inc R6 Class - 06-3JJ (1)(18)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)(18)	Principal Global Real Estate Securities Fund R6 Class - 06-3JP (1)(19)
DFA Global Real Estate Securities Portfolio - 06-3CW (1)(18)	Principal International Equity Index Fund R3 Class - 06-CVG (1)(18)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)(18)	Principal LargeCap Growth Fund R6 Class - 06-3JH (1)(18)
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (1)(19)	Principal MidCap R6 Retirement Class - 06-6H4 (14)(21)
DFA International Core Equity Portfolio Institutional Class - 06-CWP (1)(18)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)(18)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)(18)	Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (1)(20)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (1)(18)	Principal Real Estate Securities Fund R6 Class - 06-3CP (1)(19)
DFA International Value Inst Class - 06-6MH (3)(22)	Principal Small Cap S&P 500 Index R6 Class - 06-4TV (1)(20)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)(18)	Principal SmallCap Growth Fund I R6 Class - 06-3RP (1)(20)
DFA Large Cap International Inst Class - 06-6HT (12)(22)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)(18)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)(18)	Principal SmallCap Value II R6 Ret Class - 06-6M7 (1)(18)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)(18)	Putnam Core Equity R6 Retirement Class - 06-6RM (1)(18)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (1)(18)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (1)(18)

14

DFA U.S. Large Company Portfolio - 06-CWX (1)(18)	Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP (1)(18)
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (17)(22)	Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (1)(19)
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (1) (18)	Putnam Small Cap Growth R6 Retirement Class - 06-6N4 (1)(18)
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)(18)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)(18)
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (1)(18)	Putnam Growth Opportunities Fund A Class - 06-938 (1)(18)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)(18)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)(18)
DFA US Core Equity 1I Inst Class - 06-4NF (1)(20)	Putnam Growth Opportunities Fund Y Class - 06-899 (1)(19)
DFA US Small Cap Value I Inst Class - 06-4NC (1)(20)	Putnam Large Cap Value A Class - 06-FCG (1)(18)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)(18)	Putnam Large Cap Value R6 Class - 06-36H (1)(18)
Dodge & Cox Income X Other Class - 06-6RK (3) (22)	Putnam Large Cap Value Y Class - 06-FCF (1)(18)
Dodge & Cox Stock X Other Class - 06-6MT (3)(22)	Putnam Sustainable Future Fund R6 Class - 06-3XC (1)(18)
Driehaus Emg Mkts Instl Class - 06-6J4 (1) (18)	Putnam Sustainable Leaders Fund R6 Class - 06-3XG (1)(19)
DWS CROCI U.S. Fund A Class - 06-FNF (1)(18)	Russell Emerging Markets Fund S Class - 06-747 (1)(18)
DWS CROCI U.S. Fund S Class - 06-FNG (17)(22)	Russell Equity Income Fund S Class - 06-742 (1)(18)
DWS Emerging Markets Equity Fund A Class - 06-3VN (1)(18)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)(18)
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (1)(19)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)(18)
DWS Enhanced Commodity Strategy Fund A Class - 06-916 (1) (18)	Russell Investment Grade Bond Fund S Class - 06-738 (1)(18)
DWS GNMA Fund A Class - 06-FPY (1)(18)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)(18)
DWS GNMA Fund S Class - 06-FRC (1)(18)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)(18)
DWS Mid Cap Value Fund A Class - 06-622 (1)(18)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)(18)
DWS Mid Cap Value Fund S Class - 06-632 (1)(18)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)(18)
DWS RREEF Real Assets Fund A Class - 06-621 (1)(18)	Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662 (1)(18)
DWS RREEF Real Assets Fund S Class - 06-631 (1)(18)	Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675 (1)(18)
DWS RREEF Real Assets R6 Retirement Class - 06-6M6 (1) (18)	Russell LifePoints Growth Strategy Fund R1 Class - 06-663 (1)(18)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)(18)	Russell LifePoints Growth Strategy Fund R5 Class - 06-670 (1)(18)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)(18)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)(18)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)(18)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)(18)
DWS Small Cap Core Fund A Class - 06-GGK (1)(18)	Russell Short Duration Bond Fund S Class - 06-748 (1)(18)

15

DWS Small Cap Core Fund S Class - 06-GGM (1)(18)	Russell Sustainable Equity Fund S Class - 06-744 (1)(18)
Fed Herm Govt Obl Prem Other Class - 06-6MK (1) (18)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (1)(18)
Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR (1) (18)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)(18)
Federated Herm Total Return Bond R6 Class - 06-6GY (11)(21)	State Street Equity 500 Index Admin Class - 06-225 (1)(18)
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (11)(21)	State Street Equity 500 Index R Class - 06-167 (1)(18)
Federated High Yield Trust Institutional Class - 06-788 (1)(18)	State Street Target Retirement 2020 Fund K Class - 06-3TT (1)(21)
Federated High Yield Trust R6 Class - 06-GKM (1)(18)	State Street Target Retirement 2025 Fund K Class - 06-3TV (1)(21)
Federated High Yield Trust Service Class - 06-918 (1)(18)	State Street Target Retirement 2030 Fund K Class - 06-3TW (1)(21)
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (1)(19)	State Street Target Retirement 2035 Fund K Cl - 06-3VR (1)(21)
Federated International Equity Fund A Class - 06-CHH (1)(18)	State Street Target Retirement 2040 Fund K Class - 06-3TY (1)(21)
Federated International Equity Fund IS Class - 06-CHJ (1)(18)	State Street Target Retirement 2045 Fund K Class - 06-3V3 (1)(21)
Federated International Leaders Fund A Class - 06-065 (1)(18)	State Street Target Retirement 2050 Fund K Class - 06-3V4 (1)(21)
Federated International Leaders Fund Institutional Class - 06-049 (1)(18)	State Street Target Retirement 2055 Fund K Class - 06-3V6 (1)(21)
Federated International Leaders Fund R6 Class - 06-GKN (1)(20)	State Street Target Retirement 2060 Fund K Class - 06-3V7 (1)(21)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)(18)	State Street Target Retirement 2065 K Class - 06-64F (1)(21)
Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)(18)	State Street Target Retirement Fund K Class - 06-3V9 (1)(21)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)(18)	T Rowe Price Glbl Multi Sector Bd I Class - 06-64T (1)(20)
Federated MDT All Cap Core Fund A Class - 06-067 (1)(18)	T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR (1)(21)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)(18)	T Rowe Price Health Science I Class - 06-4GC (1)(19)
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (1)(20)	T Rowe Price Intl Discovery - 06-63M (1)(21)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)(18)	T Rowe Price Ret 2065 Adv Class - 06-63R (1)(20)
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)(18)	T Rowe Price Ret 2065 R Class - 06-63W (1)(20)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)(18)	T Rowe Price Spec Mod Gr I Inst Class - 06-4MP (17)(22)
Federated MDT SmallCap Core A Class - 06-4FR (1)(18)	T Rowe Price Value I Class - 06-4GV (1)(20)
Federated MDT SmallCap Core Institutional Class - 06-4FT (1)(18)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)(18)
Fidelity 500 Index Fund - 06-3HR (1)(18)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)(18)
Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK (1)(21)	T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (1)(19)
Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG (1)(21)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)(18)

16

Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF (1)(21)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)(18)
Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY (1)(21)	T. Rowe Price Equity Income Portfolio - 06-580 (1)(18)
Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4 (1)(21)	T. Rowe Price European Stock Fund - 06-755 (1)(18)
Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM (1)(21)	T. Rowe Price Financial Services Fund I Class - 06-GPC (1)(18)
Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6 (1)(21)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)(18)
Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG (1)(21)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)(18)
Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN (1)(21)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)(18)
Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7 (1)(21)	T. Rowe Price International Stock Fund R Class - 06-715 (1)(18)
Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH (1)(21)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)(18)
Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX (1)(21)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)(18)
Fidelity Adv Freedom 2065 I Inst Class - 06-63P (1)(20)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)(18)
Fidelity Adv Freedom 2065 M M Class - 06-63V (1)(20)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)(18)
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y (17)(22)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)(18)
Fidelity Adv Growth Opps Z Inst Class - 06-4RH (1)(20)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)(18)
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (1)(20)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (1)(18)
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH (1)(20)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)(18)
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT (1)(21)	T. Rowe Price New America Growth Fund I Class - 06-3CY (17)(22)
Fidelity Adv Technology Z Inst Class - 06-4N4 (1)(20)	T. Rowe Price New Horizons Fund IS Class - 06-3XK (1)(19)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)(18)	T. Rowe Price Overseas Stock Fund I Class - 06-3RR (1)(20)
Fidelity Advisor Balanced Fund M Class - 06-FVC (1)(18)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)(18)
Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)(18)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)(18)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)(18)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)(18)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)(18)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)(18)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)(18)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)(18)
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (17)(22)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)(18)
Fidelity Advisor Dividend Growth Fund M Class - 06-255 (1)(18)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)(18)
Fidelity Advisor Energy Fund I Class - 06-34W (1)(18)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)(18)
Fidelity Advisor Energy Fund M Class - 06-34X (1)(18)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)(18)

17

Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)(18)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)(18)
Fidelity Advisor Equity Income Fund M Class - 06-260 (1)(18)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)(18)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)(18)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)(18)
Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)(18)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)(18)
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (1)(20)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)(18)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)(18)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)(18)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)(18)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)(18)
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (1)(20)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)(18)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)(18)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)(18)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)(18)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)(18)
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (1)(21)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)(18)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)(18)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)(18)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)(18)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)(18)
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (1)(20)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)(18)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)(18)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)(18)
Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)(18)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)(18)
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (1)(20)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)(18)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)(18)	Templeton Foreign Fund A Class - 06-312 (1)(18)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)(18)	Templeton Foreign Fund R Class - 06-920 (1)(18)
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (1)(20)	Templeton Foreign Fund R6 Class - 06-GCR (1)(18)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)(18)	Templeton Global Bond Fund A Class - 06-886 (1)(18)
Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)(18)	Templeton Global Bond Fund Advisor Class - 06-CNH (1)(18)
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (1)(20)	Templeton Global Bond Fund R Class - 06-887 (1)(18)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)(18)	Templeton Global Bond Fund R6 Class - 06-FGT (1)(18)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)(18)	Templeton Growth Fund A Class - 06-313 (1)(18)
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (1)(20)	Templeton Growth Fund R Class - 06-925 (1)(18)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)(18)	Templeton International Bond Fund A Class - 06-CHN (1)(18)

18

Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)(18)	The Hartford Balanced Income Fund R6 Class - 06-3P9 (1)(19)
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (1)(20)	The Hartford Dividend and Growth Fund R6 Class - 06-3NY (1)(19)
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)(18)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (1)(18)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)(18)	The Hartford MidCap Fund R3 Class - 06-39R (1)(18)
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (1)(20)	The Hartford MidCap Fund R6 Class - 06-39T (1)(18)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)(18)	The Hartford Total Return Bond Fund R6 Class - 06-3P6 (1)(19)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)(18)	The Hartford World Bond Fund R4 Class - 06-3YH (1)(18)
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (1)(20)	The Hartford World Bond Fund R6 Class - 06-3P7 (1)(18)
Fidelity Advisor Freedom Income Fund I Class - 06-CCG (1)(18)	Thornburg Developing World R6 Class - 06-4GW (1)(21)
Fidelity Advisor Freedom Income Fund M Class - 06-111 (1)(18)	Thornburg International Value Fund R3 Class - 06-990 (1)(18)
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (17)(22)	Thornburg International Value Fund R5 Class - 06-316 (1)(18)
Fidelity Advisor Growth & Income Fund M Class - 06-265 (1)(18)	Thornburg International Value Fund R6 Class - 06-GPF (1)(19)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)(18)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)(18)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (1)(18)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)(18)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)(18)	Thornburg Investment Income Builder Fund R6 Class - 06-39W (1)(18)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)(18)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)(18)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)(18)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)(18)
Fidelity Advisor New Insights Fund A Class - 06-295 (1)(18)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)(18)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)(18)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)(18)
Fidelity Advisor Real Estate Fund A Class - 06-392 (1)(18)	Thornburg Smid Growth R3 Class - 06-985 (1)(18)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)(18)	Thornburg Smid Growth R5 Class - 06-314 (1)(18)
Fidelity Advisor Real Estate Fund M Class - 06-391 (1)(18)	Thornburg Strategic Income R6 Class - 06-4XJ (1)(20)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)(18)	Thornburg Value Fund R3 Class - 06-109 (1)(18)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)(18)	TIAA CREF Intl Opps Retl Adv Class - 06-6J9 (13)(21)
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841 (1)(18)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)(18)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)(18)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)(18)
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)(18)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (1)(18)

19

Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043 (17)(18)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)(18)
Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)(18)	TIAA-CREF Core Impact Bd Institutional Class - 06-GCW (1)(18)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)(18)	TIAA-CREF Core Impact Bd R Class - 06-CNK (1)(18)
Fidelity Advisor Total Bond Fund M Class - 06-044 (1)(18)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)(18)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)(18)	TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW (1)(20)
Fidelity Advisor Value Fund A Class - 06-322 (1)(18)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)(18)
Fidelity Advisor Value Fund M Class - 06-323 (1)(20)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)(18)
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN (10)(22)	TIAA-CREF International Equity Index fund Retirement Class - 06-428 (1)(18)
Fidelity Contrafund K6 Retirement Class - 06-6HR (12)(22)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)(18)
Fidelity Emerging Markets Index Fund - 06-3WN (1)(19)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)(18)
Fidelity Emerging Markets K Retirement Class - 06-6WW (12)(22)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)(18)
Fidelity Extended Market Index Fund - 06-3WJ (1)(19)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)(18)
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9 (12)(21)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)(18)
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW (12)(21)	TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (1)(19)
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC (12)(21)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (1)(18)
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF (12)(21)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (1)(18)
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG (12)(21)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (1)(18)
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH (12)(21)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (1)(18)
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ (12)(21)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (1)(18)
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK (12)(21)	TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (1)(19)
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM (12)(21)	TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (1)(20)
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN (12)(21)	TIAA-CREF Lifecycle 2065 Instl Class - 06-64H (1)(21)
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP (12)(21)	TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR (1)(20)
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y (17)(22)	TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT (1)(20)
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C (17)(22)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)(18)
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F (17)(22)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)(18)
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G (17)(22)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)(18)

20

Fidelity Freedom Idx 2030 Prem Other Class - 06-69H (17)(22)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)(18)
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J (17)(22)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)(18)
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K (17)(22)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)(18)
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M (17)(22)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)(18)
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N (17)(22)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)(18)
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P (17)(22)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)(18)
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R (17)(22)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)(18)
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T (17)(22)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)(18)
Fidelity Freedom Idx Inc Prem Other Class - 06-67W (17)(22)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)(18)
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (1)(21)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)(18)
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (1)(21)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)(18)
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (1)(21)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)(18)
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (1)(20)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)(18)
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (1)(19)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)(18)
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (1)(20)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)(18)
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (1)(19)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)(18)
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (1)(19)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)(18)
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (1)(19)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)(18)
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (1)(19)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)(18)
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (1)(19)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)(18)
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (1)(21)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)(18)
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (1)(19)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (1)(18)
Fidelity International Index Fund - 06-3HX (1)(18)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (1)(18)
Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (1)(21)	TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (1)(19)
Fidelity Inv MM Fds Gov Instl Class - 06-6PP (1)(21)	TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (1)(19)
Fidelity Large Cap Gro Idx Inst Class - 06-4RK (1)(20)	TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944 (1)(18)
Fidelity Large Cap Val Idx Inst Class - 06-4RJ (1)(21)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (1)(18)

21

Fidelity Mid Cap Index Fund - 06-3HW (1)(18)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)(18)
Fidelity Multi-Asset Index Fund - 06-4N3 (1)(21)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)(18)
Fidelity Real Estate Index Fund - 06-3WP (1)(19)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)(18)
Fidelity Small Cap Index Fund - 06-3HV (1)(18)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)(18)
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (1)(21)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)(18)
Fidelity Total International Index Fund - 06-3WH (1)(18)	Touchstone Flexible Income Fund A Class - 06-703 (1)(18)
Fidelity Total Market Index Fund - 06-3MR (1)(18)	Touchstone Focused Fund A Class - 06-619 (1)(18)
Fidelity U.S. Bond Index Fund - 06-3HT (1)(18)	Touchstone Focused Fund Y Class - 06-624 (1)(18)
Fidelity US Sustainability Index Fund - 06-3X3 (1)(20)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)(18)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)(18)	Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (17)(22)
Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)(18)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)(18)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)(18)	Touchstone Mid Cap Growth R6 Class - 06-4Y4 (1)(18)
Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)(18)	Touchstone Mid Cap R6 Retirement Class - 06-6PW (1)(18)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)(18)	Touchstone Sustainability and Impact Equity Fund A Class - 06-701 (1)(18)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)(18)	Touchstone Value Fund A Class - 06-702 (1)(18)
First Eagle Global Fund R6 Class - 06-3VC (1)(19)	TRowe Price Global Alloc I Class - 06-47W (1)(19)
First Eagle Gold R6 R- 06-6NG (1)(19)	TRowePrice Intg US Smcp Gr Inst Class - 06-6RT (1)(19)
First Eagle Overseas Fund R6 Class - 06-3VF (1)(20)	TRowePrice Ret 2005 Inst Class - 06-6RX (1)(19)
Franklin DynaTech Fund R6 Class - 06-3RY (1)(19)	TRowePrice Ret 2010 Inst Class - 06-6RY (1)(19)
Franklin Equity Income Fund R6 Class - 06-3T3 (1)(20)	TRowePrice Ret 2015 Inst Class - 06-6T3 (1)(19)
Franklin Growth Fund A Class - 06-819 (1)(18)	TRowePrice Ret 2020 Inst Class - 06-6T4 (1)(19)
Franklin Growth Fund Advisor Class - 06-CMX (1)(18)	TRowePrice Ret 2025 Inst Class - 06-6T6 (1)(19)
Franklin Growth Fund R Class - 06-818 (1)(18)	TRowePrice Ret 2030 Inst Class - 06-6T7 (1)(19)
Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)(18)	TRowePrice Ret 2035 Inst Class - 06-6T9 (1)(19)
Franklin Growth Opportunities Fund R Class - 06-4PN (1)(20)	TRowePrice Ret 2040 Inst Class - 06-6TC (1)(19)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)(18)	TRowePrice Ret 2045 Inst Class - 06-6TF (1)(19)
Franklin Growth Series R6 Class - 06-FXP (1)(18)	TRowePrice Ret 2050 Inst Class - 06-6TG (1)(19)
Franklin Income Fund Advisor Class - 06-719 (1)(18)	TRowePrice Ret 2055 Inst Class - 06-6TH (1)(19)
Franklin Income Fund R Class - 06-724 (1)(18)	TRowePrice Ret 2060 Inst Class - 06-6TJ (1)(19)
Franklin Income Fund R6 Class - 06-GKR (1)(19)	TRowePrice Ret 2065 Inst Class - 06-6TK (1)(19)

22

Franklin International Growth Fund R6 Class - 06-3T4 (1)(19)	TRowePrice Ret Balanced Inst Class - 06-6TM (1)(19)
Franklin Managed Income Fund R6 Class - 06-3TN (17)(22)	UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (17)(22)
Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)(18)	USAA Intermediate Term Bond Fund R6 Class - 06-4NT (1)(20)
Franklin Rising Dividends Fund R6 Class - 06-3T7 (1)(20)	USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (17)(22)
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (1)(19)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)(18)
Franklin Small Cap Value Fund A Class - 06-247 (1)(18)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)(18)
Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)(18)	Vanguard Commodity Strat Adm Inst Class - 06-4XX (17)(22)
Franklin Small Cap Value Fund R Class - 06-248 (1)(18)	Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3 (17)(22)
Franklin Small Cap Value Fund R6 Class - 06-GKT (1)(18)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)(18)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)(18)	Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (1)(19)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)(18)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)(18)
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (1)(20)	Vanguard Energy Fund Admiral Class - 06-FJH (1)(18)
Franklin Strategic Income Fund R Class - 06-915 (1)(18)	Vanguard Energy Index Adm Institutional Class - 06-6N6 (4)(22)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)(18)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)(18)
Franklin Utilities Fund Advisor Class - 06-FPC (1)(18)	Vanguard European Stock Index Fund Inst Class - 06-4PP (1)(20)
Franklin Utilities Fund R Class - 06-FPN (1)(18)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)(18)
Franklin Utilities Fund R6 Class - 06-FNP (1)(18)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)(18)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)(18)	Vanguard Financials Idx Admiral Class - 06-4G7 (1)(19)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)(18)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (1)(18)
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)(18)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (1)(18)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)(18)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)(18)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)(18)	Vanguard Growth and Inc Adm Inst Class - 06-4MV (1)(19)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)(18)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)(18)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)(18)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)(18)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)(18)	Vanguard Health Care Idx Adm Inst Class - 06-4MW (1)(21)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)(18)	Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (1)(21)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)(18)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)(18)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)(18)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)(18)

23

Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)(18)	Vanguard Info Tech Idx Admiral Class - 06-4G9 (1)(19)
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)(18)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)(18)
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)(18)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)(18)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)(18)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)(18)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)(18)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (1)(18)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)(18)	Vanguard International Growth Fund Admiral Class - 06-3F6 (1)(18)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)(18)	Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K (17)(22)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)(18)	Vanguard Intl Value Inv Class - 06-4XG (1)(20)
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257 (1)(18)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)(18)
Goldman Sachs Technology Opportunities Fund Service Class - 06-258 (1)(18)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)(18)
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)(18)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)(18)
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)(18)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)(18)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)(18)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (1)(18)
GoldmanSachs MidCap Growth R6 Class - 06-CXK (1)(19)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)(18)
GoldmanSachs MidCap Grth Inv Investor Class - 06-727 (1)(18)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)(18)
GoldmanSachs MidCap Grth Service Class - 06-729 (1)(18)	Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (1)(19)
Guggenheim Macro Opp R6 Class - 06-6KG (16)(22)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)(18)
Guggenheim Total Ret Bond R6 Class - 06-6KF (16)(22)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (1)(18)
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT (17)(22)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)(18)
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (17)(22)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)(18)
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (1)(19)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)(18)
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX (17)(22)	Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (17)(22)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (1)(18)	Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9 (1)(20)
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW (17)(18)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)(18)
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (17)(22)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)(18)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (1)(18)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)(18)
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (1)(19)	Vanguard Strategic Equity Inv Inv Class - 06-4MY (1)(20)

24

GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (17)(22)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)(18)
GuideStone Funds International Equity Fund Advisor Class - 06-43G (17)(22)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)(18)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (1)(18)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)(18)
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (1)(20)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)(18)
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (1)(20)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)(18)
Harbor Capital Apprec Ret Retirement Class - 06-49R (1)(20)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)(18)
Harbor Core Bond Ret Class - 06-6JR (15)(22)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)(18)
Hartford Climate Opps R6 Class - 06-3XH (17)(22)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)(18)
Hartford Core Equity Fund R6 Class - 06-3YJ (1)(18)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)(18)
Hartford Equity Income R6 Class - 06-6W9 (1)(18)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (1)(18)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (1)(18)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)(18)
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (1)(18)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)(18)
Invesco American Franchise Fund A Class - 06-023 (1)(18)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)(18)
Invesco Comstock Fund A Class - 06-771 (1)(18)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)(18)
Invesco Comstock Fund R Class - 06-4PM (1)(21)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)(18)
Invesco Comstock Fund R Class - 06-772 (1)(18)	Vanguard Trgt Retire 2070 Inv Class - 06-6MJ (3)(22)
Invesco Comstock Sel A Class - 06-317 (1)(18)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)(18)
Invesco Core Bond A Class - 06-926 (1)(18)	Vanguard Utilities Idx Adm Inst Class - 06-4N7 (1)(20)
Invesco Core Bond Y Class - 06-894 (1)(18)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)(18)
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (1)(20)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)(18)
Invesco Corporate Bond Fund R6 Class - 06-3W4 (1)(19)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)(18)
Invesco Developing Mkts A Class - 06-466 (1)(18)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)(18)
Invesco Developing Mkts R6 Class - 06-DDD (1)(18)	Vanguard Windsor II Admiral Inst Class - 06-4V3 (1)(20)
Invesco Developing Mkts Y Class - 06-571 (1)(18)	Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (1)(20)
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC (1)(19)	Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (1)(19)
Invesco Disc Mid Cap Gr A Class - 06-4H9 (1)(19)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (1)(18)
Invesco Disc MidCapGr R6 Class - 06-3F3 (1)(19)	Victory Sycamore Established Value Fund A Class - 06-581 (1)(18)

25

Invesco Diversified Dividend Fund A Class - 06-816 (1)(18)	Victory Sycamore Established Value Fund R Class - 06-583 (1)(18)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)(18)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)(18)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)(18)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)(18)
Invesco Energy Fund A Class - 06-835 (1)(18)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)(18)
Invesco Energy Fund Investor Class - 06-810 (1)(18)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)(18)
Invesco Eqv Intl Eqty R Class - 06-193 (1)(18)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)(18)
Invesco Eqv Intl Eqty R5 Class - 06-192 (1)(18)	Virtus AllianzGI Small Cap R6 Class - 06-3YT (1)(19)
Invesco Floating Rate ESG A Class - 06-071 (1)(18)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)(18)
Invesco Floating Rate ESG R6 Class - 06-FXV (1)(20)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)(18)
Invesco Floating Rate ESG Y Class - 06-055 (1)(18)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)(18)
Invesco Global A Class - 06-763 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)(18)
Invesco Global Health Care Fund A Class - 06-845 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)(18)
Invesco Global Health Care Fund Investor Class - 06-815 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)(18)
Invesco Global Opps R6 Class - 06-FYW (1)(18)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)(18)
Invesco Global Ops A Class - 06-556 (1)(18)	Virtus NFJ Dividend Value A Class - 06-4WJ (1)(20)
Invesco Global Ops Y Class - 06-843 (1)(18)	Virtus NFJ Dividend Value Inst Class - 06-6WR (1)(20)
Invesco Global R6 Class - 06-FYV (1)(18)	Virtus NFJ Mid Cap Value Inst Class - 06-6WT (1)(20)
Invesco Global Strat Inc A Class - 06-288 (1)(18)	Virtus NFJ Mid-Cap Value A Class - 06-4WK (1)(20)
Invesco Global Strat Inc Y Class - 06-751 (1)(18)	Virtus NFJ Small Cap Val Inst Class - 06-6WV (1)(18)
Invesco Global Y Class - 06-752 (1)(18)	Virtus NFJ Small-Cap Value A Class - 06-4WM (1)(20)
Invesco Gold & Spcl Min A Class - 06-463 (1)(18)	Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)(18)
Invesco Gold & Spcl Min R6 Class - 06-34Y (1)(18)	Virtus Seix High Yield A Class - 06-6WC (1)(18)
Invesco Gold & Spcl Min Y Class - 06-753 (1)(18)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)(18)
Invesco Inc Advantage Intl A Class - 06-465 (1)(18)	Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (17)(22)
Invesco Inc Advantage Intl R5 Class - 06-229 (1)(18)	Voya Interm Bond R6 Retirement Class - 06-4NR (17)(22)
Invesco Intl Bond A Class - 06-297 (1)(18)	Voya Small Cap Growth Inst Class - 06-6KM (16)(22)
Invesco Intl Bond R6 Class - 06-FYX (1)(18)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)(18)
Invesco Intl Bond Y Class - 06-754 (1)(18)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)(18)
Western Asset Core Plus Bond Fund R Class - 06-718 (1)(18)

26

(1) Statement of net assets as of December 31, 2024, statement of operations for the year ended December 31, 2024, statements of changes in net assets for the years ended December 31, 2024, and 2023.
(2) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period January 26, 2024 (commencement of operations) through December 31, 2024.
(3) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period February 23, 2024 (commencement of operations) through December 31, 2024.
(4) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period April 20, 2024 (commencement of operations) through December 31, 2024.
(5) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period May 18, 2024 (commencement of operations) through December 31, 2024
(6) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the period September 22, 2024 (commencement of operations) through December 31, 2024
(7) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period January 27, 2023 (commencement of operations) through December 31, 2024
(8) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period February 25, 2023 (commencement of operations) through December 31, 2024
(9) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period March 25, 2023 (commencement of operations) through December 31, 2024.
(10) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period May 19, 2023 (commencement of operations) through December 31, 2024
(11) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period July 7, 2023 (commencement of operations) through December 31, 2024
(12) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period August 19, 2023 (commencement of operations) through December 31, 2024
(13) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period September 22, 2023 (commencement of operations) through December 31, 2024
(14) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period October 13, 2023 (commencement of operations) through December 31, 2024
(15) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period November 17, 2023 (commencement of operations) through December 31, 2024
(16) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024, and the period December 15, 2023 (commencement of operations) through December 31, 2024
(17) Statement of net assets as of December 31, 2024, and statements of operations, statements of changes in net assets for the year ended December 31, 2024.
(18) Financial highlights for the years or periods ended December 31, 2024, 2023, 2022, 2021, and 2020.
(19) Financial highlights for the years or periods ended December 31, 2024, 2023, 2022, and 2021.
(20) Financial highlights for the years or periods ended December 31, 2024, 2023, and 2022.
(21) Financial highlights for the years or periods ended December 31, 2024, and 2023.
(22) Financial highlights for the year or period ended December 31, 2024.

27

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 25, 2025

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

28

AUL American Unit Trust AB High Income Fund Advisor Class - 06-005

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,435	$117,101	16,243
Receivables: investments sold	434
Payables: investments purchased	-
Net assets	$113,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,869	78,108	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.54
Band 50	-	-	1.59
Band 25	-	-	1.64
Band 0	-	-	1.68
Total	$113,869	78,108

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,855
Mortality & expense charges			(1,341)
Net investment income (loss)			6,514

Gain (loss) on investments:
Net realized gain (loss)			61
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,215
Net gain (loss)			1,276

Increase (decrease) in net assets from operations			$7,790

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,514	$5,791
Net realized gain (loss)		61	(312)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,215	5,520

Increase (decrease) in net assets from operations		7,790	10,999

Contract owner transactions:
Proceeds from units sold		9,267	18,579
Cost of units redeemed		(3,134)	(3,796)
Account charges		-	-
Increase (decrease)		6,133	14,783
Net increase (decrease)		13,923	25,782
Net assets, beginning		99,946	74,164
Net assets, ending		$113,869	$99,946

Units sold		6,604	14,867
Units redeemed		(2,230)	(3,081)
Net increase (decrease)		4,374	11,786
Units outstanding, beginning		73,734	61,948
Units outstanding, ending		78,108	73,734

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,647,051
Cost of units redeemed/account charges			(28,989,635)
Net investment income (loss)			2,084,756
Net realized gain (loss)			(683,734)
Realized gain distributions			59,097
Net change in unrealized appreciation (depreciation)			(3,666)
Net assets			$113,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	78	$114	1.25%	7.6%	12/31/2024	$1.50	0	$0	1.00%	7.8%	12/31/2024	$1.54	0	$0	0.75%	8.1%
12/31/2023	1.36	74	100	1.25%	13.2%	12/31/2023	1.39	0	0	1.00%	13.5%	12/31/2023	1.43	0	0	0.75%	13.8%
12/31/2022	1.20	62	74	1.25%	-12.7%	12/31/2022	1.23	0	0	1.00%	-12.5%	12/31/2022	1.26	0	0	0.75%	-12.3%
12/31/2021	1.37	210	288	1.25%	3.9%	12/31/2021	1.40	0	0	1.00%	4.1%	12/31/2021	1.43	0	0	0.75%	4.4%
12/31/2020	1.32	438	579	1.25%	1.9%	12/31/2020	1.35	0	0	1.00%	2.1%	12/31/2020	1.37	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	8.4%	12/31/2024	$1.64	0	$0	0.25%	8.6%	12/31/2024	$1.68	0	$0	0.00%	8.9%
12/31/2023	1.47	0	0	0.50%	14.1%	12/31/2023	1.51	0	0	0.25%	14.4%	12/31/2023	1.55	0	0	0.00%	14.6%
12/31/2022	1.29	0	0	0.50%	-12.1%	12/31/2022	1.32	0	0	0.25%	-11.8%	12/31/2022	1.35	0	0	0.00%	-11.6%
12/31/2021	1.46	0	0	0.50%	4.7%	12/31/2021	1.49	0	0	0.25%	4.9%	12/31/2021	1.53	0	0	0.00%	5.2%
12/31/2020	1.40	0	0	0.50%	2.7%	12/31/2020	1.42	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.3%
2023	7.9%
2022	8.3%
2021	5.5%
2020	7.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Fund R Class - 06-146

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,262,018	$1,181,121	21,365
Receivables: investments sold	-
Payables: investments purchased	(4,203)
Net assets	$1,257,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$963,428	178,353	$5.40
Band 100	294,387	51,888	5.67
Band 75	-	-	5.96
Band 50	-	-	6.26
Band 25	-	-	6.57
Band 0	-	-	6.90
Total	$1,257,815	230,241

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,707)
Net investment income (loss)			(16,707)

Gain (loss) on investments:
Net realized gain (loss)			(324,350)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			512,885
Net gain (loss)			188,535

Increase (decrease) in net assets from operations			$171,828

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,707)	$(31,058)
Net realized gain (loss)		(324,350)	(177,787)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		512,885	597,277

Increase (decrease) in net assets from operations		171,828	388,432

Contract owner transactions:
Proceeds from units sold		156,118	507,427
Cost of units redeemed		(1,802,685)	(573,934)
Account charges		(496)	(412)
Increase (decrease)		(1,647,063)	(66,919)
Net increase (decrease)		(1,475,235)	321,513
Net assets, beginning		2,733,050	2,411,537
Net assets, ending		$1,257,815	$2,733,050

Units sold		31,383	115,649
Units redeemed		(388,240)	(128,878)
Net increase (decrease)		(356,857)	(13,229)
Units outstanding, beginning		587,098	600,327
Units outstanding, ending		230,241	587,098

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,759,685
Cost of units redeemed/account charges			(17,782,994)
Net investment income (loss)			(402,479)
Net realized gain (loss)			1,473,502
Realized gain distributions			2,129,204
Net change in unrealized appreciation (depreciation)			80,897
Net assets			$1,257,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.40	178	$963	1.25%	16.5%	12/31/2024	$5.67	52	$294	1.00%	16.8%	12/31/2024	$5.96	0	$0	0.75%	17.1%
12/31/2023	4.63	533	2,470	1.25%	16.0%	12/31/2023	4.86	54	263	1.00%	16.3%	12/31/2023	5.09	0	0	0.75%	16.5%
12/31/2022	4.00	532	2,128	1.25%	-40.0%	12/31/2022	4.18	68	284	1.00%	-39.9%	12/31/2022	4.36	0	0	0.75%	-39.7%
12/31/2021	6.66	246	1,637	1.25%	7.6%	12/31/2021	6.95	76	525	1.00%	7.8%	12/31/2021	7.24	0	0	0.75%	8.1%
12/31/2020	6.19	525	3,254	1.25%	51.1%	12/31/2020	6.44	76	487	1.00%	51.5%	12/31/2020	6.70	0	0	0.75%	51.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.26	0	$0	0.50%	17.4%	12/31/2024	$6.57	0	$0	0.25%	17.7%	12/31/2024	$6.90	0	$0	0.00%	18.0%
12/31/2023	5.33	0	0	0.50%	16.8%	12/31/2023	5.58	0	0	0.25%	17.1%	12/31/2023	5.85	0	0	0.00%	17.4%
12/31/2022	4.56	0	0	0.50%	-39.6%	12/31/2022	4.77	0	0	0.25%	-39.4%	12/31/2022	4.98	0	0	0.00%	-39.3%
12/31/2021	7.55	0	0	0.50%	8.4%	12/31/2021	7.87	0	0	0.25%	8.6%	12/31/2021	8.20	0	0	0.00%	8.9%
12/31/2020	6.96	0	0	0.50%	52.2%	12/31/2020	7.24	0	0	0.25%	52.6%	12/31/2020	7.53	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund Z Class - 06-GKC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$583,707	$500,701	44,025
Receivables: investments sold	-
Payables: investments purchased	(2,569)
Net assets	$581,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$581,138	323,344	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$581,138	323,344

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,737)
Net investment income (loss)			(6,737)

Gain (loss) on investments:
Net realized gain (loss)			(364)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			85,826
Net gain (loss)			85,462

Increase (decrease) in net assets from operations			$78,725

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,737)	$(3,985)
Net realized gain (loss)		(364)	(58,958)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		85,826	113,439

Increase (decrease) in net assets from operations		78,725	50,496

Contract owner transactions:
Proceeds from units sold		407,708	125,784
Cost of units redeemed		(302,174)	(166,958)
Account charges		(320)	(55)
Increase (decrease)		105,214	(41,229)
Net increase (decrease)		183,939	9,267
Net assets, beginning		397,199	387,932
Net assets, ending		$581,138	$397,199

Units sold		249,653	90,080
Units redeemed		(183,062)	(127,998)
Net increase (decrease)		66,591	(37,918)
Units outstanding, beginning		256,753	294,671
Units outstanding, ending		323,344	256,753

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,242,338
Cost of units redeemed/account charges			(633,777)
Net investment income (loss)			(15,936)
Net realized gain (loss)			(115,072)
Realized gain distributions			20,579
Net change in unrealized appreciation (depreciation)			83,006
Net assets			$581,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	323	$581	1.25%	16.2%	12/31/2024	$1.83	0	$0	1.00%	16.5%	12/31/2024	$1.86	0	$0	0.75%	16.8%
12/31/2023	1.55	257	397	1.25%	17.5%	12/31/2023	1.57	0	0	1.00%	17.8%	12/31/2023	1.59	0	0	0.75%	18.1%
12/31/2022	1.32	295	388	1.25%	-36.7%	12/31/2022	1.33	0	0	1.00%	-36.5%	12/31/2022	1.35	0	0	0.75%	-36.4%
12/31/2021	2.08	212	440	1.25%	9.8%	12/31/2021	2.10	0	0	1.00%	10.0%	12/31/2021	2.12	0	0	0.75%	10.3%
12/31/2020	1.89	11	21	1.25%	51.1%	12/31/2020	1.91	0	0	1.00%	51.5%	12/31/2020	1.92	0	0	0.75%	51.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	0.50%	17.1%	12/31/2024	$1.93	0	$0	0.25%	17.4%	12/31/2024	$1.96	0	$0	0.00%	17.6%
12/31/2023	1.62	0	0	0.50%	18.4%	12/31/2023	1.64	0	0	0.25%	18.7%	12/31/2023	1.67	0	0	0.00%	19.0%
12/31/2022	1.37	0	0	0.50%	-36.2%	12/31/2022	1.38	0	0	0.25%	-36.1%	12/31/2022	1.40	0	0	0.00%	-35.9%
12/31/2021	2.14	0	0	0.50%	10.6%	12/31/2021	2.17	0	0	0.25%	10.9%	12/31/2021	2.19	0	0	0.00%	11.1%
12/31/2020	1.94	0	0	0.50%	52.3%	12/31/2020	1.95	0	0	0.25%	52.7%	12/31/2020	1.97	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Portfolio Z Class - 06-GKG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,488,906	$5,040,620	74,992
Receivables: investments sold	53,770
Payables: investments purchased	-
Net assets	$5,542,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,542,676	3,004,227	$1.84
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$5,542,676	3,004,227

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(68,392)
Net investment income (loss)			(68,392)

Gain (loss) on investments:
Net realized gain (loss)			(61,450)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,047,525
Net gain (loss)			986,075

Increase (decrease) in net assets from operations			$917,683

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(68,392)	$(49,156)
Net realized gain (loss)		(61,450)	(420,173)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,047,525	1,082,310

Increase (decrease) in net assets from operations		917,683	612,981

Contract owner transactions:
Proceeds from units sold		3,959,351	2,753,374
Cost of units redeemed		(3,306,940)	(3,027,257)
Account charges		(8,974)	(5,480)
Increase (decrease)		643,437	(279,363)
Net increase (decrease)		1,561,120	333,618
Net assets, beginning		3,981,556	3,647,938
Net assets, ending		$5,542,676	$3,981,556

Units sold		2,396,732	1,888,881
Units redeemed		(1,926,491)	(2,066,621)
Net increase (decrease)		470,241	(177,740)
Units outstanding, beginning		2,533,986	2,711,726
Units outstanding, ending		3,004,227	2,533,986

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,994,333
Cost of units redeemed/account charges			(10,292,048)
Net investment income (loss)			(200,503)
Net realized gain (loss)			(785,865)
Realized gain distributions			378,473
Net change in unrealized appreciation (depreciation)			448,286
Net assets			$5,542,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	3,004	$5,543	1.25%	17.4%	12/31/2024	$1.88	0	$0	1.00%	17.7%	12/31/2024	$1.91	0	$0	0.75%	18.0%
12/31/2023	1.57	2,534	3,982	1.25%	16.8%	12/31/2023	1.60	0	0	1.00%	17.1%	12/31/2023	1.62	0	0	0.75%	17.4%
12/31/2022	1.35	2,712	3,648	1.25%	-39.6%	12/31/2022	1.36	0	0	1.00%	-39.5%	12/31/2022	1.38	0	0	0.75%	-39.3%
12/31/2021	2.23	2,324	5,178	1.25%	8.4%	12/31/2021	2.25	0	0	1.00%	8.6%	12/31/2021	2.27	0	0	0.75%	8.9%
12/31/2020	2.06	492	1,012	1.25%	52.2%	12/31/2020	2.07	0	0	1.00%	52.6%	12/31/2020	2.09	0	0	0.75%	53.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	18.3%	12/31/2024	$1.98	0	$0	0.25%	18.6%	12/31/2024	$2.01	0	$0	0.00%	18.9%
12/31/2023	1.64	0	0	0.50%	17.7%	12/31/2023	1.67	0	0	0.25%	18.0%	12/31/2023	1.69	0	0	0.00%	18.3%
12/31/2022	1.40	0	0	0.50%	-39.2%	12/31/2022	1.41	0	0	0.25%	-39.0%	12/31/2022	1.43	0	0	0.00%	-38.9%
12/31/2021	2.30	0	0	0.50%	9.2%	12/31/2021	2.32	0	0	0.25%	9.4%	12/31/2021	2.34	0	0	0.00%	9.7%
12/31/2020	2.10	0	0	0.50%	53.3%	12/31/2020	2.12	0	0	0.25%	53.7%	12/31/2020	2.14	0	0	0.00%	54.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund Z Class - 06-GKF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$466,430	$466,750	23,218
Receivables: investments sold	7,222
Payables: investments purchased	-
Net assets	$473,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$473,652	324,826	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$473,652	324,826

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,697
Mortality & expense charges			(5,454)
Net investment income (loss)			(1,757)

Gain (loss) on investments:
Net realized gain (loss)			10,866
Realized gain distributions			57,072
Net change in unrealized appreciation (depreciation)			(30,495)
Net gain (loss)			37,443

Increase (decrease) in net assets from operations			$35,686

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,757)	$1,190
Net realized gain (loss)		10,866	(4,513)
Realized gain distributions		57,072	21,186
Net change in unrealized appreciation (depreciation)		(30,495)	49,240

Increase (decrease) in net assets from operations		35,686	67,103

Contract owner transactions:
Proceeds from units sold		229,422	268,224
Cost of units redeemed		(168,169)	(48,754)
Account charges		(166)	(41)
Increase (decrease)		61,087	219,429
Net increase (decrease)		96,773	286,532
Net assets, beginning		376,879	90,347
Net assets, ending		$473,652	$376,879

Units sold		163,395	242,374
Units redeemed		(119,080)	(39,620)
Net increase (decrease)		44,315	202,754
Units outstanding, beginning		280,511	77,757
Units outstanding, ending		324,826	280,511

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,235,116
Cost of units redeemed/account charges			(735,627)
Net investment income (loss)			(279)
Net realized gain (loss)			(136,642)
Realized gain distributions			111,404
Net change in unrealized appreciation (depreciation)			(320)
Net assets			$473,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	325	$474	1.25%	8.5%	12/31/2024	$1.48	0	$0	1.00%	8.8%	12/31/2024	$1.51	0	$0	0.75%	9.1%
12/31/2023	1.34	281	377	1.25%	15.6%	12/31/2023	1.36	0	0	1.00%	15.9%	12/31/2023	1.38	0	0	0.75%	16.2%
12/31/2022	1.16	78	90	1.25%	-17.2%	12/31/2022	1.18	0	0	1.00%	-17.0%	12/31/2022	1.19	0	0	0.75%	-16.8%
12/31/2021	1.40	64	90	1.25%	34.2%	12/31/2021	1.42	0	0	1.00%	34.5%	12/31/2021	1.43	0	0	0.75%	34.8%
12/31/2020	1.05	37	39	1.25%	2.2%	12/31/2020	1.05	0	0	1.00%	2.4%	12/31/2020	1.06	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	9.4%	12/31/2024	$1.56	0	$0	0.25%	9.6%	12/31/2024	$1.59	0	$0	0.00%	9.9%
12/31/2023	1.41	0	0	0.50%	16.5%	12/31/2023	1.43	0	0	0.25%	16.8%	12/31/2023	1.45	0	0	0.00%	17.1%
12/31/2022	1.21	0	0	0.50%	-16.6%	12/31/2022	1.22	0	0	0.25%	-16.3%	12/31/2022	1.24	0	0	0.00%	-16.1%
12/31/2021	1.45	0	0	0.50%	35.2%	12/31/2021	1.46	0	0	0.25%	35.5%	12/31/2021	1.48	0	0	0.00%	35.8%
12/31/2020	1.07	0	0	0.50%	2.9%	12/31/2020	1.08	0	0	0.25%	3.2%	12/31/2020	1.09	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.2%
2022	1.3%
2021	1.4%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Bond Fund Z Class - 06-3GC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,055	$54,161	7,144
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$49,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,079	48,498	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$49,079	48,498

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,505
Mortality & expense charges			(505)
Net investment income (loss)			1,000

Gain (loss) on investments:
Net realized gain (loss)			(160)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			124
Net gain (loss)			(36)

Increase (decrease) in net assets from operations			$964

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,000	$611
Net realized gain (loss)		(160)	(76)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		124	986

Increase (decrease) in net assets from operations		964	1,521

Contract owner transactions:
Proceeds from units sold		35,412	2,286
Cost of units redeemed		(16,299)	-
Account charges		(17)	(10)
Increase (decrease)		19,096	2,276
Net increase (decrease)		20,060	3,797
Net assets, beginning		29,019	25,222
Net assets, ending		$49,079	$29,019

Units sold		36,002	2,384
Units redeemed		(16,598)	(10)
Net increase (decrease)		19,404	2,374
Units outstanding, beginning		29,094	26,720
Units outstanding, ending		48,498	29,094

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$109,917
Cost of units redeemed/account charges			(58,807)
Net investment income (loss)			4,102
Net realized gain (loss)			(1,831)
Realized gain distributions			804
Net change in unrealized appreciation (depreciation)			(5,106)
Net assets			$49,079

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	48	$49	1.25%	1.5%	12/31/2024	$1.03	0	$0	1.00%	1.7%	12/31/2024	$1.05	0	$0	0.75%	2.0%
12/31/2023	1.00	29	29	1.25%	5.7%	12/31/2023	1.01	0	0	1.00%	5.9%	12/31/2023	1.02	0	0	0.75%	6.2%
12/31/2022	0.94	27	25	1.25%	-13.1%	12/31/2022	0.95	0	0	1.00%	-12.9%	12/31/2022	0.97	0	0	0.75%	-12.7%
12/31/2021	1.09	35	38	1.25%	-1.8%	12/31/2021	1.10	0	0	1.00%	-1.6%	12/31/2021	1.10	0	0	0.75%	-1.3%
12/31/2020	1.11	52	57	1.25%	3.8%	12/31/2020	1.11	0	0	1.00%	4.1%	12/31/2020	1.12	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	2.2%	12/31/2024	$1.08	0	$0	0.25%	2.5%	12/31/2024	$1.10	0	$0	0.00%	2.7%
12/31/2023	1.04	0	0	0.50%	6.5%	12/31/2023	1.05	0	0	0.25%	6.7%	12/31/2023	1.07	0	0	0.00%	7.0%
12/31/2022	0.98	0	0	0.50%	-12.4%	12/31/2022	0.99	0	0	0.25%	-12.2%	12/31/2022	1.00	0	0	0.00%	-12.0%
12/31/2021	1.11	0	0	0.50%	-1.1%	12/31/2021	1.12	0	0	0.25%	-0.8%	12/31/2021	1.13	0	0	0.00%	-0.6%
12/31/2020	1.13	0	0	0.50%	4.6%	12/31/2020	1.13	0	0	0.25%	4.8%	12/31/2020	1.14	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.5%
2022	6.6%
2021	2.7%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Z Class - 06-3FY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,050,294	$64,781,575	709,776
Receivables: investments sold	-
Payables: investments purchased	(478,837)
Net assets	$77,571,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,571,457	33,272,479	$2.33
Band 100	-	-	2.37
Band 75	-	-	2.41
Band 50	-	-	2.45
Band 25	-	-	2.49
Band 0	-	-	2.53
Total	$77,571,457	33,272,479

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$68,462
Mortality & expense charges			(939,255)
Net investment income (loss)			(870,793)

Gain (loss) on investments:
Net realized gain (loss)			3,056,432
Realized gain distributions			4,885,622
Net change in unrealized appreciation (depreciation)			8,728,116
Net gain (loss)			16,670,170

Increase (decrease) in net assets from operations			$15,799,377

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(870,793)	$(598,104)
Net realized gain (loss)		3,056,432	(736,623)
Realized gain distributions		4,885,622	1,054,908
Net change in unrealized appreciation (depreciation)		8,728,116	16,205,691

Increase (decrease) in net assets from operations		15,799,377	15,925,872

Contract owner transactions:
Proceeds from units sold		17,125,635	23,049,304
Cost of units redeemed		(22,616,960)	(14,454,005)
Account charges		(177,789)	(144,306)
Increase (decrease)		(5,669,114)	8,450,993
Net increase (decrease)		10,130,263	24,376,865
Net assets, beginning		67,441,194	43,064,329
Net assets, ending		$77,571,457	$67,441,194

Units sold		8,797,179	14,303,095
Units redeemed		(11,378,357)	(9,000,117)
Net increase (decrease)		(2,581,178)	5,302,978
Units outstanding, beginning		35,853,657	30,550,679
Units outstanding, ending		33,272,479	35,853,657

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$104,903,904
Cost of units redeemed/account charges			(50,827,083)
Net investment income (loss)			(2,216,266)
Net realized gain (loss)			3,298,502
Realized gain distributions			9,143,681
Net change in unrealized appreciation (depreciation)			13,268,719
Net assets			$77,571,457

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.33	33,272	$77,571	1.25%	23.9%	12/31/2024	$2.37	0	$0	1.00%	24.3%	12/31/2024	$2.41	0	$0	0.75%	24.6%
12/31/2023	1.88	35,854	67,441	1.25%	33.4%	12/31/2023	1.91	0	0	1.00%	33.8%	12/31/2023	1.93	0	0	0.75%	34.1%
12/31/2022	1.41	30,551	43,064	1.25%	-29.6%	12/31/2022	1.43	0	0	1.00%	-29.4%	12/31/2022	1.44	0	0	0.75%	-29.3%
12/31/2021	2.00	22,347	44,754	1.25%	27.4%	12/31/2021	2.02	0	0	1.00%	27.7%	12/31/2021	2.04	0	0	0.75%	28.0%
12/31/2020	1.57	2,866	4,506	1.25%	32.8%	12/31/2020	1.58	0	0	1.00%	33.1%	12/31/2020	1.59	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	0	$0	0.50%	24.9%	12/31/2024	$2.49	0	$0	0.25%	25.2%	12/31/2024	$2.53	0	$0	0.00%	25.5%
12/31/2023	1.96	0	0	0.50%	34.4%	12/31/2023	1.99	0	0	0.25%	34.8%	12/31/2023	2.01	0	0	0.00%	35.1%
12/31/2022	1.46	0	0	0.50%	-29.1%	12/31/2022	1.47	0	0	0.25%	-28.9%	12/31/2022	1.49	0	0	0.00%	-28.7%
12/31/2021	2.05	0	0	0.50%	28.3%	12/31/2021	2.07	0	0	0.25%	28.7%	12/31/2021	2.09	0	0	0.00%	29.0%
12/31/2020	1.60	0	0	0.50%	33.8%	12/31/2020	1.61	0	0	0.25%	34.1%	12/31/2020	1.62	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Advisor Class - 06-3YR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,389,843	$1,159,346	12,704
Receivables: investments sold	-
Payables: investments purchased	(100)
Net assets	$1,389,743

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,389,743	645,632	$2.15
Band 100	-	-	2.18
Band 75	-	-	2.21
Band 50	-	-	2.24
Band 25	-	-	2.27
Band 0	-	-	2.31
Total	$1,389,743	645,632

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,410
Mortality & expense charges			(30,142)
Net investment income (loss)			(28,732)

Gain (loss) on investments:
Net realized gain (loss)			501,458
Realized gain distributions			158,014
Net change in unrealized appreciation (depreciation)			(60,687)
Net gain (loss)			598,785

Increase (decrease) in net assets from operations			$570,053

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,732)	$(18,159)
Net realized gain (loss)		501,458	23,647
Realized gain distributions		158,014	35,022
Net change in unrealized appreciation (depreciation)		(60,687)	445,165

Increase (decrease) in net assets from operations		570,053	485,675

Contract owner transactions:
Proceeds from units sold		375,865	1,065,074
Cost of units redeemed		(1,864,621)	(387,493)
Account charges		(2,079)	(1,910)
Increase (decrease)		(1,490,835)	675,671
Net increase (decrease)		(920,782)	1,161,346
Net assets, beginning		2,310,525	1,149,179
Net assets, ending		$1,389,743	$2,310,525

Units sold		185,991	693,361
Units redeemed		(870,071)	(245,443)
Net increase (decrease)		(684,080)	447,918
Units outstanding, beginning		1,329,712	881,794
Units outstanding, ending		645,632	1,329,712

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,160,019
Cost of units redeemed/account charges			(64,885,777)
Net investment income (loss)			(887,020)
Net realized gain (loss)			17,256,049
Realized gain distributions			2,515,975
Net change in unrealized appreciation (depreciation)			230,497
Net assets			$1,389,743

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	646	$1,390	1.25%	23.9%	12/31/2024	$2.18	0	$0	1.00%	24.2%	12/31/2024	$2.21	0	$0	0.75%	24.5%
12/31/2023	1.74	1,330	2,311	1.25%	33.3%	12/31/2023	1.76	0	0	1.00%	33.7%	12/31/2023	1.78	0	0	0.75%	34.0%
12/31/2022	1.30	882	1,149	1.25%	-29.7%	12/31/2022	1.31	0	0	1.00%	-29.5%	12/31/2022	1.33	0	0	0.75%	-29.3%
12/31/2021	1.85	1,754	3,250	1.25%	27.3%	12/31/2021	1.86	0	0	1.00%	27.6%	12/31/2021	1.88	0	0	0.75%	27.9%
12/31/2020	1.46	24,426	35,551	1.25%	32.7%	12/31/2020	1.46	0	0	1.00%	33.0%	12/31/2020	1.47	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.24	0	$0	0.50%	24.8%	12/31/2024	$2.27	0	$0	0.25%	25.1%	12/31/2024	$2.31	0	$0	0.00%	25.4%
12/31/2023	1.80	0	0	0.50%	34.3%	12/31/2023	1.82	0	0	0.25%	34.7%	12/31/2023	1.84	0	0	0.00%	35.0%
12/31/2022	1.34	0	0	0.50%	-29.1%	12/31/2022	1.35	0	0	0.25%	-29.0%	12/31/2022	1.36	0	0	0.00%	-28.8%
12/31/2021	1.89	0	0	0.50%	28.3%	12/31/2021	1.90	0	0	0.25%	28.6%	12/31/2021	1.91	0	0	0.00%	28.9%
12/31/2020	1.47	0	0	0.50%	33.7%	12/31/2020	1.48	0	0	0.25%	34.0%	12/31/2020	1.48	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	6.4%	12/31/2024	$1.21	0	$0	1.00%	6.7%	12/31/2024	$1.22	0	$0	0.75%	6.9%
12/31/2023	1.12	0	0	1.25%	5.1%	12/31/2023	1.13	0	0	1.00%	5.3%	12/31/2023	1.14	0	0	0.75%	5.6%
12/31/2022	1.07	0	0	1.25%	-10.9%	12/31/2022	1.08	0	0	1.00%	-10.6%	12/31/2022	1.08	0	0	0.75%	-10.4%
12/31/2021	1.20	0	0	1.25%	11.0%	12/31/2021	1.20	0	0	1.00%	11.3%	12/31/2021	1.21	0	0	0.75%	11.5%
12/31/2020	1.08	0	0	1.25%	8.1%	12/31/2020	1.08	0	0	1.00%	8.2%	12/31/2020	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	7.2%	12/31/2024	$1.25	0	$0	0.25%	7.5%	12/31/2024	$1.26	0	$0	0.00%	7.8%
12/31/2023	1.15	0	0	0.50%	5.9%	12/31/2023	1.16	0	0	0.25%	6.1%	12/31/2023	1.17	0	0	0.00%	6.4%
12/31/2022	1.09	0	0	0.50%	-10.2%	12/31/2022	1.09	0	0	0.25%	-10.0%	12/31/2022	1.10	0	0	0.00%	-9.7%
12/31/2021	1.21	0	0	0.50%	11.8%	12/31/2021	1.21	0	0	0.25%	12.1%	12/31/2021	1.22	0	0	0.00%	12.4%
12/31/2020	1.08	0	0	0.50%	8.3%	12/31/2020	1.08	0	0	0.25%	8.3%	12/31/2020	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Balanced Portfolio I-2 Class - 06-505

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,230,343	$880,168	55,635
Receivables: investments sold	319
Payables: investments purchased	-
Net assets	$1,230,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,230,662	446,347	$2.76
Band 100	-	-	2.91
Band 75	-	-	3.07
Band 50	-	-	3.23
Band 25	-	-	3.41
Band 0	-	-	3.76
Total	$1,230,662	446,347

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,920)
Net investment income (loss)			(13,920)

Gain (loss) on investments:
Net realized gain (loss)			16,117
Realized gain distributions			2,263
Net change in unrealized appreciation (depreciation)			153,851
Net gain (loss)			172,231

Increase (decrease) in net assets from operations			$158,311

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,920)	$2,253
Net realized gain (loss)		16,117	26,931
Realized gain distributions		2,263	3,285
Net change in unrealized appreciation (depreciation)		153,851	107,975

Increase (decrease) in net assets from operations		158,311	140,444

Contract owner transactions:
Proceeds from units sold		131,579	97,721
Cost of units redeemed		(61,798)	(169,617)
Account charges		(294)	(306)
Increase (decrease)		69,487	(72,202)
Net increase (decrease)		227,798	68,242
Net assets, beginning		1,002,864	934,622
Net assets, ending		$1,230,662	$1,002,864

Units sold		50,727	43,473
Units redeemed		(24,860)	(77,463)
Net increase (decrease)		25,867	(33,990)
Units outstanding, beginning		420,480	454,470
Units outstanding, ending		446,347	420,480

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,703,248
Cost of units redeemed/account charges			(11,527,948)
Net investment income (loss)			253,543
Net realized gain (loss)			667,261
Realized gain distributions			784,383
Net change in unrealized appreciation (depreciation)			350,175
Net assets			$1,230,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.76	446	$1,231	1.25%	15.6%	12/31/2024	$2.91	0	$0	1.00%	15.9%	12/31/2024	$3.07	0	$0	0.75%	16.2%
12/31/2023	2.39	420	1,003	1.25%	16.0%	12/31/2023	2.51	0	0	1.00%	16.3%	12/31/2023	2.64	0	0	0.75%	16.6%
12/31/2022	2.06	454	935	1.25%	-12.4%	12/31/2022	2.16	0	0	1.00%	-12.2%	12/31/2022	2.26	0	0	0.75%	-12.0%
12/31/2021	2.35	494	1,160	1.25%	17.6%	12/31/2021	2.46	0	0	1.00%	17.9%	12/31/2021	2.57	0	0	0.75%	18.2%
12/31/2020	2.00	551	1,099	1.25%	8.9%	12/31/2020	2.08	0	0	1.00%	9.1%	12/31/2020	2.18	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.23	0	$0	0.50%	16.5%	12/31/2024	$3.41	0	$0	0.25%	16.8%	12/31/2024	$3.76	0	$0	0.00%	17.1%
12/31/2023	2.78	0	0	0.50%	16.8%	12/31/2023	2.92	0	0	0.25%	17.1%	12/31/2023	3.21	0	0	0.00%	17.4%
12/31/2022	2.38	0	0	0.50%	-11.8%	12/31/2022	2.49	0	0	0.25%	-11.5%	12/31/2022	2.73	0	0	0.00%	-11.3%
12/31/2021	2.69	0	0	0.50%	18.5%	12/31/2021	2.82	0	0	0.25%	18.8%	12/31/2021	3.08	0	0	0.00%	19.1%
12/31/2020	2.27	0	0	0.50%	9.7%	12/31/2020	2.37	0	0	0.25%	10.0%	12/31/2020	2.59	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.4%
2022	1.1%
2021	0.8%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Portfolio I-2 Class - 06-510

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,949,166	$5,653,021	77,191
Receivables: investments sold	-
Payables: investments purchased	(4,973)
Net assets	$8,944,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,944,193	1,728,512	$5.17
Band 100	-	-	5.46
Band 75	-	-	5.75
Band 50	-	-	6.07
Band 25	-	-	6.40
Band 0	-	-	7.05
Total	$8,944,193	1,728,512

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(106,562)
Net investment income (loss)			(106,562)

Gain (loss) on investments:
Net realized gain (loss)			645,772
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,678,039
Net gain (loss)			3,323,811

Increase (decrease) in net assets from operations			$3,217,249

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(106,562)	$(218,137)
Net realized gain (loss)		645,772	(3,763,778)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,678,039	10,571,046

Increase (decrease) in net assets from operations		3,217,249	6,589,131

Contract owner transactions:
Proceeds from units sold		678,145	1,616,825
Cost of units redeemed		(2,254,859)	(20,601,450)
Account charges		(4,940)	(5,170)
Increase (decrease)		(1,581,654)	(18,989,795)
Net increase (decrease)		1,635,595	(12,400,664)
Net assets, beginning		7,308,598	19,709,262
Net assets, ending		$8,944,193	$7,308,598

Units sold		157,776	569,540
Units redeemed		(495,433)	(6,379,722)
Net increase (decrease)		(337,657)	(5,810,182)
Units outstanding, beginning		2,066,169	7,876,351
Units outstanding, ending		1,728,512	2,066,169

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$129,777,332
Cost of units redeemed/account charges			(184,924,721)
Net investment income (loss)			(6,055,770)
Net realized gain (loss)			14,361,302
Realized gain distributions			52,489,905
Net change in unrealized appreciation (depreciation)			3,296,145
Net assets			$8,944,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.17	1,729	$8,944	1.25%	46.3%	12/31/2024	$5.46	0	$0	1.00%	46.7%	12/31/2024	$5.75	0	$0	0.75%	47.0%
12/31/2023	3.54	2,066	7,309	1.25%	41.4%	12/31/2023	3.72	0	0	1.00%	41.7%	12/31/2023	3.91	0	0	0.75%	42.1%
12/31/2022	2.50	7,876	19,709	1.25%	-37.3%	12/31/2022	2.63	0	0	1.00%	-37.2%	12/31/2022	2.76	0	0	0.75%	-37.0%
12/31/2021	3.99	12,130	48,418	1.25%	17.6%	12/31/2021	4.18	0	0	1.00%	17.9%	12/31/2021	4.37	0	0	0.75%	18.2%
12/31/2020	3.39	15,445	52,405	1.25%	40.0%	12/31/2020	3.54	0	0	1.00%	40.3%	12/31/2020	3.70	0	0	0.75%	40.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.07	0	$0	0.50%	47.4%	12/31/2024	$6.40	0	$0	0.25%	47.8%	12/31/2024	$7.05	0	$0	0.00%	48.1%
12/31/2023	4.12	0	0	0.50%	42.4%	12/31/2023	4.33	0	0	0.25%	42.8%	12/31/2023	4.76	0	0	0.00%	43.1%
12/31/2022	2.89	0	0	0.50%	-36.8%	12/31/2022	3.03	0	0	0.25%	-36.7%	12/31/2022	3.33	0	0	0.00%	-36.5%
12/31/2021	4.58	0	0	0.50%	18.5%	12/31/2021	4.79	0	0	0.25%	18.8%	12/31/2021	5.24	0	0	0.00%	19.1%
12/31/2020	3.86	0	0	0.50%	41.0%	12/31/2020	4.03	0	0	0.25%	41.4%	12/31/2020	4.40	0	0	0.00%	41.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund I Class - 06-194

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$482,743	$414,245	10,902
Receivables: investments sold	-
Payables: investments purchased	(3,352)
Net assets	$479,391

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$479,391	61,619	$7.78
Band 100	-	-	8.14
Band 75	-	-	8.52
Band 50	-	-	8.92
Band 25	-	-	9.33
Band 0	-	-	9.77
Total	$479,391	61,619

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,574)
Net investment income (loss)			(8,574)

Gain (loss) on investments:
Net realized gain (loss)			103,310
Realized gain distributions			55,813
Net change in unrealized appreciation (depreciation)			118,444
Net gain (loss)			277,567

Increase (decrease) in net assets from operations			$268,993

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,574)	$(10,015)
Net realized gain (loss)		103,310	(545,143)
Realized gain distributions		55,813	42,832
Net change in unrealized appreciation (depreciation)		118,444	806,136

Increase (decrease) in net assets from operations		268,993	293,810

Contract owner transactions:
Proceeds from units sold		154,346	90,253
Cost of units redeemed		(518,888)	(1,246,375)
Account charges		(160)	(118)
Increase (decrease)		(364,702)	(1,156,240)
Net increase (decrease)		(95,709)	(862,430)
Net assets, beginning		575,100	1,437,530
Net assets, ending		$479,391	$575,100

Units sold		24,911	21,742
Units redeemed		(72,492)	(297,721)
Net increase (decrease)		(47,581)	(275,979)
Units outstanding, beginning		109,200	385,179
Units outstanding, ending		61,619	109,200

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,803,330
Cost of units redeemed/account charges			(31,563,951)
Net investment income (loss)			(858,076)
Net realized gain (loss)			2,886,569
Realized gain distributions			6,143,021
Net change in unrealized appreciation (depreciation)			68,498
Net assets			$479,391

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.78	62	$479	1.25%	47.7%	12/31/2024	$8.14	0	$0	1.00%	48.1%	12/31/2024	$8.52	0	$0	0.75%	48.5%
12/31/2023	5.27	109	575	1.25%	41.1%	12/31/2023	5.50	0	0	1.00%	41.5%	12/31/2023	5.74	0	0	0.75%	41.8%
12/31/2022	3.73	385	1,438	1.25%	-37.6%	12/31/2022	3.89	0	0	1.00%	-37.4%	12/31/2022	4.05	0	0	0.75%	-37.3%
12/31/2021	5.98	830	4,963	1.25%	16.4%	12/31/2021	6.21	0	0	1.00%	16.7%	12/31/2021	6.45	0	0	0.75%	17.0%
12/31/2020	5.14	1,327	6,814	1.25%	39.6%	12/31/2020	5.32	0	0	1.00%	39.9%	12/31/2020	5.51	0	0	0.75%	40.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.92	0	$0	0.50%	48.8%	12/31/2024	$9.33	0	$0	0.25%	49.2%	12/31/2024	$9.77	0	$0	0.00%	49.6%
12/31/2023	5.99	0	0	0.50%	42.2%	12/31/2023	6.25	0	0	0.25%	42.5%	12/31/2023	6.53	0	0	0.00%	42.9%
12/31/2022	4.21	0	0	0.50%	-37.1%	12/31/2022	4.39	0	0	0.25%	-37.0%	12/31/2022	4.57	0	0	0.00%	-36.8%
12/31/2021	6.70	0	0	0.50%	17.3%	12/31/2021	6.96	0	0	0.25%	17.6%	12/31/2021	7.23	0	0	0.00%	17.9%
12/31/2020	5.71	0	0	0.50%	40.6%	12/31/2020	5.92	0	0	0.25%	41.0%	12/31/2020	6.13	0	0	0.00%	41.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund R Class - 06-196

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$817,155	$779,821	25,363
Receivables: investments sold	319
Payables: investments purchased	-
Net assets	$817,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$817,474	114,568	$7.14
Band 100	-	-	7.47
Band 75	-	-	7.81
Band 50	-	-	8.18
Band 25	-	-	8.56
Band 0	-	-	8.96
Total	$817,474	114,568

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,463)
Net investment income (loss)			(14,463)

Gain (loss) on investments:
Net realized gain (loss)			170,653
Realized gain distributions			123,689
Net change in unrealized appreciation (depreciation)			233,574
Net gain (loss)			527,916

Increase (decrease) in net assets from operations			$513,453

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,463)	$(22,411)
Net realized gain (loss)		170,653	(448,584)
Realized gain distributions		123,689	165,541
Net change in unrealized appreciation (depreciation)		233,574	919,378

Increase (decrease) in net assets from operations		513,453	613,924

Contract owner transactions:
Proceeds from units sold		584,529	387,851
Cost of units redeemed		(2,021,556)	(1,333,423)
Account charges		(1,060)	(1,144)
Increase (decrease)		(1,438,087)	(946,716)
Net increase (decrease)		(924,634)	(332,792)
Net assets, beginning		1,742,108	2,074,900
Net assets, ending		$817,474	$1,742,108

Units sold		97,592	90,913
Units redeemed		(342,007)	(332,818)
Net increase (decrease)		(244,415)	(241,905)
Units outstanding, beginning		358,983	600,888
Units outstanding, ending		114,568	358,983

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,038,212
Cost of units redeemed/account charges			(50,263,925)
Net investment income (loss)			(1,001,005)
Net realized gain (loss)			3,902,070
Realized gain distributions			9,104,788
Net change in unrealized appreciation (depreciation)			37,334
Net assets			$817,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.14	115	$817	1.25%	47.0%	12/31/2024	$7.47	0	$0	1.00%	47.4%	12/31/2024	$7.81	0	$0	0.75%	47.8%
12/31/2023	4.85	359	1,742	1.25%	40.5%	12/31/2023	5.07	0	0	1.00%	40.9%	12/31/2023	5.29	0	0	0.75%	41.2%
12/31/2022	3.45	601	2,075	1.25%	-37.9%	12/31/2022	3.60	0	0	1.00%	-37.7%	12/31/2022	3.74	0	0	0.75%	-37.6%
12/31/2021	5.56	855	4,751	1.25%	15.9%	12/31/2021	5.77	0	0	1.00%	16.2%	12/31/2021	6.00	0	0	0.75%	16.5%
12/31/2020	4.79	931	4,464	1.25%	39.0%	12/31/2020	4.97	0	0	1.00%	39.3%	12/31/2020	5.15	0	0	0.75%	39.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.18	0	$0	0.50%	48.1%	12/31/2024	$8.56	0	$0	0.25%	48.5%	12/31/2024	$8.96	0	$0	0.00%	48.9%
12/31/2023	5.52	0	0	0.50%	41.6%	12/31/2023	5.76	0	0	0.25%	41.9%	12/31/2023	6.02	0	0	0.00%	42.3%
12/31/2022	3.90	0	0	0.50%	-37.4%	12/31/2022	4.06	0	0	0.25%	-37.2%	12/31/2022	4.23	0	0	0.00%	-37.1%
12/31/2021	6.23	0	0	0.50%	16.8%	12/31/2021	6.47	0	0	0.25%	17.1%	12/31/2021	6.72	0	0	0.00%	17.4%
12/31/2020	5.33	331	1,768	0.50%	40.0%	12/31/2020	5.52	0	0	0.25%	40.4%	12/31/2020	5.72	54	311	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 06-500

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,044,377	$30,698,625	504,917
Receivables: investments sold	-
Payables: investments purchased	(10,768)
Net assets	$45,033,609

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,033,609	3,309,884	$13.61
Band 100	-	-	14.35
Band 75	-	-	15.13
Band 50	-	-	15.96
Band 25	-	-	16.83
Band 0	-	-	19.73
Total	$45,033,609	3,309,884

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(502,151)
Net investment income (loss)			(502,151)

Gain (loss) on investments:
Net realized gain (loss)			769,545
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,334,028
Net gain (loss)			14,103,573

Increase (decrease) in net assets from operations			$13,601,422

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(502,151)	$(405,553)
Net realized gain (loss)		769,545	(376,801)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,334,028	9,404,019

Increase (decrease) in net assets from operations		13,601,422	8,621,665

Contract owner transactions:
Proceeds from units sold		1,002,975	1,041,963
Cost of units redeemed		(4,205,662)	(3,803,566)
Account charges		(3,556)	(5,450)
Increase (decrease)		(3,206,243)	(2,767,053)
Net increase (decrease)		10,395,179	5,854,612
Net assets, beginning		34,638,430	28,783,818
Net assets, ending		$45,033,609	$34,638,430

Units sold		89,591	130,147
Units redeemed		(372,007)	(449,145)
Net increase (decrease)		(282,416)	(318,998)
Units outstanding, beginning		3,592,300	3,911,298
Units outstanding, ending		3,309,884	3,592,300

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$339,600,275
Cost of units redeemed/account charges			(365,187,008)
Net investment income (loss)			7,140,489
Net realized gain (loss)			314,045
Realized gain distributions			48,820,056
Net change in unrealized appreciation (depreciation)			14,345,752
Net assets			$45,033,609

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$13.61	3,310	$45,034	1.25%	41.1%	12/31/2024	$14.35	0	$0	1.00%	41.5%	12/31/2024	$15.13	0	$0	0.75%	41.8%
12/31/2023	9.64	3,592	34,638	1.25%	31.0%	12/31/2023	10.14	0	0	1.00%	31.4%	12/31/2023	10.67	0	0	0.75%	31.7%
12/31/2022	7.36	3,911	28,784	1.25%	-39.4%	12/31/2022	7.72	0	0	1.00%	-39.3%	12/31/2022	8.10	0	0	0.75%	-39.1%
12/31/2021	12.15	4,268	51,848	1.25%	10.5%	12/31/2021	12.71	0	0	1.00%	10.7%	12/31/2021	13.31	0	0	0.75%	11.0%
12/31/2020	11.00	4,700	51,690	1.25%	65.0%	12/31/2020	11.48	0	0	1.00%	65.4%	12/31/2020	11.99	0	0	0.75%	65.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.96	0	$0	0.50%	42.2%	12/31/2024	$16.83	0	$0	0.25%	42.5%	12/31/2024	$19.73	0	$0	0.00%	42.9%
12/31/2023	11.22	0	0	0.50%	32.0%	12/31/2023	11.81	0	0	0.25%	32.3%	12/31/2023	13.81	0	0	0.00%	32.7%
12/31/2022	8.50	0	0	0.50%	-39.0%	12/31/2022	8.92	0	0	0.25%	-38.8%	12/31/2022	10.41	0	0	0.00%	-38.7%
12/31/2021	13.93	0	0	0.50%	11.3%	12/31/2021	14.58	0	0	0.25%	11.6%	12/31/2021	16.97	0	0	0.00%	11.8%
12/31/2020	12.52	0	0	0.50%	66.2%	12/31/2020	13.07	0	0	0.25%	66.6%	12/31/2020	15.17	0	0	0.00%	67.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund I Class - 06-197

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,841	$64,258	4,235
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$72,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,850	25,754	$2.83
Band 100	-	-	2.96
Band 75	-	-	3.10
Band 50	-	-	3.24
Band 25	-	-	3.39
Band 0	-	-	3.55
Total	$72,850	25,754

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,283)
Net investment income (loss)			(1,283)

Gain (loss) on investments:
Net realized gain (loss)			(6,231)
Realized gain distributions			715
Net change in unrealized appreciation (depreciation)			12,320
Net gain (loss)			6,804

Increase (decrease) in net assets from operations			$5,521

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,283)	$(19,840)
Net realized gain (loss)		(6,231)	(2,556,798)
Realized gain distributions		715	-
Net change in unrealized appreciation (depreciation)		12,320	2,795,282

Increase (decrease) in net assets from operations		5,521	218,644

Contract owner transactions:
Proceeds from units sold		8,151	205,080
Cost of units redeemed		(161,420)	(3,342,651)
Account charges		(30)	(660)
Increase (decrease)		(153,299)	(3,138,231)
Net increase (decrease)		(147,778)	(2,919,587)
Net assets, beginning		220,628	3,140,215
Net assets, ending		$72,850	$220,628

Units sold		3,051	86,248
Units redeemed		(60,303)	(1,343,035)
Net increase (decrease)		(57,252)	(1,256,787)
Units outstanding, beginning		83,006	1,339,793
Units outstanding, ending		25,754	83,006

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,965,824
Cost of units redeemed/account charges			(18,347,564)
Net investment income (loss)			(503,460)
Net realized gain (loss)			(1,916,489)
Realized gain distributions			3,865,956
Net change in unrealized appreciation (depreciation)			8,583
Net assets			$72,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.83	26	$73	1.25%	6.4%	12/31/2024	$2.96	0	$0	1.00%	6.7%	12/31/2024	$3.10	0	$0	0.75%	7.0%
12/31/2023	2.66	83	221	1.25%	13.4%	12/31/2023	2.77	0	0	1.00%	13.7%	12/31/2023	2.90	0	0	0.75%	14.0%
12/31/2022	2.34	1,340	3,140	1.25%	-38.9%	12/31/2022	2.44	0	0	1.00%	-38.8%	12/31/2022	2.54	0	0	0.75%	-38.6%
12/31/2021	3.84	1,520	5,833	1.25%	-6.1%	12/31/2021	3.99	0	0	1.00%	-5.9%	12/31/2021	4.14	0	0	0.75%	-5.6%
12/31/2020	4.09	141	575	1.25%	62.8%	12/31/2020	4.24	0	0	1.00%	63.2%	12/31/2020	4.39	0	0	0.75%	63.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.24	0	$0	0.50%	7.2%	12/31/2024	$3.39	0	$0	0.25%	7.5%	12/31/2024	$3.55	0	$0	0.00%	7.8%
12/31/2023	3.02	0	0	0.50%	14.3%	12/31/2023	3.16	0	0	0.25%	14.5%	12/31/2023	3.30	0	0	0.00%	14.8%
12/31/2022	2.65	0	0	0.50%	-38.5%	12/31/2022	2.76	0	0	0.25%	-38.3%	12/31/2022	2.87	0	0	0.00%	-38.2%
12/31/2021	4.30	0	0	0.50%	-5.4%	12/31/2021	4.47	0	0	0.25%	-5.2%	12/31/2021	4.64	0	0	0.00%	-4.9%
12/31/2020	4.55	0	0	0.50%	64.1%	12/31/2020	4.71	0	0	0.25%	64.5%	12/31/2020	4.88	0	0	0.00%	64.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund R Class - 06-198

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,859	$102,080	8,218
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$96,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,891	37,388	$2.59
Band 100	-	-	2.71
Band 75	-	-	2.84
Band 50	-	-	2.97
Band 25	-	-	3.11
Band 0	-	-	3.25
Total	$96,891	37,388

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,183)
Net investment income (loss)			(1,183)

Gain (loss) on investments:
Net realized gain (loss)			(627)
Realized gain distributions			1,386
Net change in unrealized appreciation (depreciation)			5,767
Net gain (loss)			6,526

Increase (decrease) in net assets from operations			$5,343

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,183)	$(1,048)
Net realized gain (loss)		(627)	(2,221)
Realized gain distributions		1,386	-
Net change in unrealized appreciation (depreciation)		5,767	14,088

Increase (decrease) in net assets from operations		5,343	10,819

Contract owner transactions:
Proceeds from units sold		4,492	4,150
Cost of units redeemed		(4,948)	(9,288)
Account charges		-	(5)
Increase (decrease)		(456)	(5,143)
Net increase (decrease)		4,887	5,676
Net assets, beginning		92,004	86,328
Net assets, ending		$96,891	$92,004

Units sold		1,791	1,829
Units redeemed		(2,015)	(4,041)
Net increase (decrease)		(224)	(2,212)
Units outstanding, beginning		37,612	39,824
Units outstanding, ending		37,388	37,612

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,538,260
Cost of units redeemed/account charges			(1,740,322)
Net investment income (loss)			(45,798)
Net realized gain (loss)			118,660
Realized gain distributions			231,312
Net change in unrealized appreciation (depreciation)			(5,221)
Net assets			$96,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	37	$97	1.25%	5.9%	12/31/2024	$2.71	0	$0	1.00%	6.2%	12/31/2024	$2.84	0	$0	0.75%	6.5%
12/31/2023	2.45	38	92	1.25%	12.8%	12/31/2023	2.55	0	0	1.00%	13.1%	12/31/2023	2.67	0	0	0.75%	13.4%
12/31/2022	2.17	40	86	1.25%	-39.2%	12/31/2022	2.26	0	0	1.00%	-39.0%	12/31/2022	2.35	0	0	0.75%	-38.9%
12/31/2021	3.56	10	35	1.25%	-6.6%	12/31/2021	3.70	0	0	1.00%	-6.3%	12/31/2021	3.85	0	0	0.75%	-6.1%
12/31/2020	3.81	29	109	1.25%	62.0%	12/31/2020	3.95	0	0	1.00%	62.4%	12/31/2020	4.09	0	0	0.75%	62.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.97	0	$0	0.50%	6.7%	12/31/2024	$3.11	0	$0	0.25%	7.0%	12/31/2024	$3.25	0	$0	0.00%	7.3%
12/31/2023	2.78	0	0	0.50%	13.7%	12/31/2023	2.90	0	0	0.25%	14.0%	12/31/2023	3.03	0	0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-38.7%	12/31/2022	2.55	0	0	0.25%	-38.6%	12/31/2022	2.65	0	0	0.00%	-38.4%
12/31/2021	3.99	0	0	0.50%	-5.9%	12/31/2021	4.15	0	0	0.25%	-5.6%	12/31/2021	4.31	0	0	0.00%	-5.4%
12/31/2020	4.24	0	0	0.50%	63.2%	12/31/2020	4.40	0	0	0.25%	63.6%	12/31/2020	4.55	0	0	0.00%	64.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Fund Z Class - 06-CPH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$391,392	$305,440	10,624
Receivables: investments sold	-
Payables: investments purchased	(194)
Net assets	$391,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$391,198	108,834	$3.59
Band 100	-	-	3.67
Band 75	-	-	3.74
Band 50	-	-	3.82
Band 25	-	-	3.90
Band 0	-	-	3.98
Total	$391,198	108,834

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,705)
Net investment income (loss)			(3,705)

Gain (loss) on investments:
Net realized gain (loss)			10,114
Realized gain distributions			41,354
Net change in unrealized appreciation (depreciation)			66,545
Net gain (loss)			118,013

Increase (decrease) in net assets from operations			$114,308

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,705)	$(7,115)
Net realized gain (loss)		10,114	(90,690)
Realized gain distributions		41,354	15,217
Net change in unrealized appreciation (depreciation)		66,545	278,785

Increase (decrease) in net assets from operations		114,308	196,197

Contract owner transactions:
Proceeds from units sold		78,265	81,957
Cost of units redeemed		(45,715)	(654,110)
Account charges		(420)	(325)
Increase (decrease)		32,130	(572,478)
Net increase (decrease)		146,438	(376,281)
Net assets, beginning		244,760	621,041
Net assets, ending		$391,198	$244,760

Units sold		26,463	39,332
Units redeemed		(18,682)	(301,872)
Net increase (decrease)		7,781	(262,540)
Units outstanding, beginning		101,053	363,593
Units outstanding, ending		108,834	101,053

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,674,475
Cost of units redeemed/account charges			(9,141,711)
Net investment income (loss)			(197,411)
Net realized gain (loss)			377,790
Realized gain distributions			1,592,103
Net change in unrealized appreciation (depreciation)			85,952
Net assets			$391,198

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.59	109	$391	1.25%	48.4%	12/31/2024	$3.67	0	$0	1.00%	48.8%	12/31/2024	$3.74	0	$0	0.75%	49.2%
12/31/2023	2.42	101	245	1.25%	41.8%	12/31/2023	2.47	0	0	1.00%	42.2%	12/31/2023	2.51	0	0	0.75%	42.5%
12/31/2022	1.71	364	621	1.25%	-37.3%	12/31/2022	1.73	0	0	1.00%	-37.2%	12/31/2022	1.76	0	0	0.75%	-37.0%
12/31/2021	2.73	982	2,678	1.25%	16.5%	12/31/2021	2.76	0	0	1.00%	16.8%	12/31/2021	2.80	0	0	0.75%	17.0%
12/31/2020	2.34	1,137	2,662	1.25%	40.3%	12/31/2020	2.36	0	0	1.00%	40.7%	12/31/2020	2.39	0	0	0.75%	41.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.82	0	$0	0.50%	49.5%	12/31/2024	$3.90	0	$0	0.25%	49.9%	12/31/2024	$3.98	0	$0	0.00%	50.3%
12/31/2023	2.55	0	0	0.50%	42.9%	12/31/2023	2.60	0	0	0.25%	43.2%	12/31/2023	2.65	0	0	0.00%	43.6%
12/31/2022	1.79	0	0	0.50%	-36.9%	12/31/2022	1.81	0	0	0.25%	-36.7%	12/31/2022	1.84	0	0	0.00%	-36.6%
12/31/2021	2.83	0	0	0.50%	17.3%	12/31/2021	2.87	0	0	0.25%	17.6%	12/31/2021	2.90	0	0	0.00%	17.9%
12/31/2020	2.41	0	0	0.50%	41.4%	12/31/2020	2.44	0	0	0.25%	41.7%	12/31/2020	2.46	0	0	0.00%	42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund Y Class - 06-3GX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,863,285	$17,851,956	471,300
Receivables: investments sold	-
Payables: investments purchased	(51,498)
Net assets	$21,811,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,811,787	8,897,345	$2.45
Band 100	-	-	2.49
Band 75	-	-	2.53
Band 50	-	-	2.57
Band 25	-	-	2.61
Band 0	-	-	2.66
Total	$21,811,787	8,897,345

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(210,915)
Net investment income (loss)			(210,915)

Gain (loss) on investments:
Net realized gain (loss)			1,202,718
Realized gain distributions			2,412,368
Net change in unrealized appreciation (depreciation)			2,792,140
Net gain (loss)			6,407,226

Increase (decrease) in net assets from operations			$6,196,311

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(210,915)	$(145,974)
Net realized gain (loss)		1,202,718	(86,036)
Realized gain distributions		2,412,368	981,853
Net change in unrealized appreciation (depreciation)		2,792,140	3,261,603

Increase (decrease) in net assets from operations		6,196,311	4,011,446

Contract owner transactions:
Proceeds from units sold		7,593,778	2,224,690
Cost of units redeemed		(5,506,444)	(2,066,554)
Account charges		(56,453)	(38,574)
Increase (decrease)		2,030,881	119,562
Net increase (decrease)		8,227,192	4,131,008
Net assets, beginning		13,584,595	9,453,587
Net assets, ending		$21,811,787	$13,584,595

Units sold		3,488,303	1,631,750
Units redeemed		(2,806,480)	(1,516,488)
Net increase (decrease)		681,823	115,262
Units outstanding, beginning		8,215,522	8,100,260
Units outstanding, ending		8,897,345	8,215,522

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,748,226
Cost of units redeemed/account charges			(10,137,935)
Net investment income (loss)			(496,667)
Net realized gain (loss)			969,666
Realized gain distributions			4,717,168
Net change in unrealized appreciation (depreciation)			4,011,329
Net assets			$21,811,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	8,897	$21,812	1.25%	48.3%	12/31/2024	$2.49	0	$0	1.00%	48.6%	12/31/2024	$2.53	0	$0	0.75%	49.0%
12/31/2023	1.65	8,216	13,585	1.25%	41.7%	12/31/2023	1.68	0	0	1.00%	42.0%	12/31/2023	1.70	0	0	0.75%	42.4%
12/31/2022	1.17	8,100	9,454	1.25%	-37.3%	12/31/2022	1.18	0	0	1.00%	-37.1%	12/31/2022	1.19	0	0	0.75%	-37.0%
12/31/2021	1.86	2,500	4,653	1.25%	16.9%	12/31/2021	1.88	0	0	1.00%	17.2%	12/31/2021	1.89	0	0	0.75%	17.4%
12/31/2020	1.59	686	1,093	1.25%	40.1%	12/31/2020	1.60	0	0	1.00%	40.4%	12/31/2020	1.61	0	0	0.75%	40.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.57	0	$0	0.50%	49.4%	12/31/2024	$2.61	0	$0	0.25%	49.8%	12/31/2024	$2.66	0	$0	0.00%	50.1%
12/31/2023	1.72	0	0	0.50%	42.7%	12/31/2023	1.75	0	0	0.25%	43.1%	12/31/2023	1.77	0	0	0.00%	43.5%
12/31/2022	1.21	0	0	0.50%	-36.8%	12/31/2022	1.22	0	0	0.25%	-36.7%	12/31/2022	1.23	0	0	0.00%	-36.5%
12/31/2021	1.91	0	0	0.50%	17.7%	12/31/2021	1.93	0	0	0.25%	18.0%	12/31/2021	1.94	0	0	0.00%	18.3%
12/31/2020	1.62	0	0	0.50%	41.1%	12/31/2020	1.63	0	0	0.25%	41.5%	12/31/2020	1.64	0	0	0.00%	41.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Y Class - 06-3GY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,155	$129,466	7,718
Receivables: investments sold	5,244
Payables: investments purchased	-
Net assets	$161,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,399	153,724	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$161,399	153,724

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,995)
Net investment income (loss)			(1,995)

Gain (loss) on investments:
Net realized gain (loss)			8,653
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,929
Net gain (loss)			23,582

Increase (decrease) in net assets from operations			$21,587

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,995)	$(3,823)
Net realized gain (loss)		8,653	(30,778)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,929	45,278

Increase (decrease) in net assets from operations		21,587	10,677

Contract owner transactions:
Proceeds from units sold		27,518	63,041
Cost of units redeemed		(44,499)	(261,304)
Account charges		(80)	(199)
Increase (decrease)		(17,061)	(198,462)
Net increase (decrease)		4,526	(187,785)
Net assets, beginning		156,873	344,658
Net assets, ending		$161,399	$156,873

Units sold		28,496	73,987
Units redeemed		(42,994)	(308,553)
Net increase (decrease)		(14,498)	(234,566)
Units outstanding, beginning		168,222	402,788
Units outstanding, ending		153,724	168,222

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,305,427
Cost of units redeemed/account charges			(1,194,791)
Net investment income (loss)			(19,681)
Net realized gain (loss)			24,171
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			26,689
Net assets			$161,399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	154	$161	1.25%	12.6%	12/31/2024	$1.07	0	$0	1.00%	12.9%	12/31/2024	$1.08	0	$0	0.75%	13.2%
12/31/2023	0.93	168	157	1.25%	9.0%	12/31/2023	0.95	0	0	1.00%	9.3%	12/31/2023	0.96	0	0	0.75%	9.5%
12/31/2022	0.86	403	345	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.87	0	0	0.75%	-37.9%
12/31/2021	1.38	193	268	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.41	0	0	0.75%	-14.6%
12/31/2020	1.63	562	915	1.25%	51.8%	12/31/2020	1.64	0	0	1.00%	52.2%	12/31/2020	1.65	0	0	0.75%	52.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	13.4%	12/31/2024	$1.12	0	$0	0.25%	13.7%	12/31/2024	$1.14	0	$0	0.00%	14.0%
12/31/2023	0.97	0	0	0.50%	9.8%	12/31/2023	0.98	0	0	0.25%	10.1%	12/31/2023	1.00	0	0	0.00%	10.3%
12/31/2022	0.88	0	0	0.50%	-37.7%	12/31/2022	0.89	0	0	0.25%	-37.6%	12/31/2022	0.90	0	0	0.00%	-37.4%
12/31/2021	1.42	0	0	0.50%	-14.4%	12/31/2021	1.43	0	0	0.25%	-14.2%	12/31/2021	1.45	0	0	0.00%	-14.0%
12/31/2020	1.66	0	0	0.50%	53.0%	12/31/2020	1.67	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Z Class - 06-3MP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(992)
Net investment income (loss)			(992)

Gain (loss) on investments:
Net realized gain (loss)			(20,747)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			28,781
Net gain (loss)			8,034

Increase (decrease) in net assets from operations			$7,042

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(992)	$(1,719)
Net realized gain (loss)		(20,747)	(4,761)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		28,781	18,654

Increase (decrease) in net assets from operations		7,042	12,174

Contract owner transactions:
Proceeds from units sold		17,455	13,789
Cost of units redeemed		(173,783)	(13,292)
Account charges		(90)	(132)
Increase (decrease)		(156,418)	365
Net increase (decrease)		(149,376)	12,539
Net assets, beginning		149,377	136,838
Net assets, ending		$1	$149,377

Units sold		18,898	15,792
Units redeemed		(178,174)	(15,439)
Net increase (decrease)		(159,276)	353
Units outstanding, beginning		159,277	158,924
Units outstanding, ending		1	159,277

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$351,540
Cost of units redeemed/account charges			(328,280)
Net investment income (loss)			(9,355)
Net realized gain (loss)			(29,765)
Realized gain distributions			15,861
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	12.6%	12/31/2024	$1.07	0	$0	1.00%	12.9%	12/31/2024	$1.09	0	$0	0.75%	13.2%
12/31/2023	0.94	159	149	1.25%	8.9%	12/31/2023	0.95	0	0	1.00%	9.2%	12/31/2023	0.96	0	0	0.75%	9.5%
12/31/2022	0.86	159	137	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.88	0	0	0.75%	-37.9%
12/31/2021	1.39	158	220	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.42	0	0	0.75%	-14.6%
12/31/2020	1.64	156	256	1.25%	51.9%	12/31/2020	1.65	0	0	1.00%	52.2%	12/31/2020	1.66	0	0	0.75%	52.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	13.4%	12/31/2024	$1.12	0	$0	0.25%	13.7%	12/31/2024	$1.14	0	$0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	9.7%	12/31/2023	0.99	0	0	0.25%	10.0%	12/31/2023	1.00	0	0	0.00%	10.3%
12/31/2022	0.89	0	0	0.50%	-37.7%	12/31/2022	0.90	0	0	0.25%	-37.6%	12/31/2022	0.91	0	0	0.00%	-37.4%
12/31/2021	1.43	0	0	0.50%	-14.4%	12/31/2021	1.44	0	0	0.25%	-14.1%	12/31/2021	1.45	0	0	0.00%	-13.9%
12/31/2020	1.67	0	0	0.50%	53.0%	12/31/2020	1.68	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Focus Equity Y Inst Class - 06-6RH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$739,774	$595,584	9,187
Receivables: investments sold	20,788
Payables: investments purchased	-
Net assets	$760,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$760,562	423,234	$1.80
Band 100	-	-	1.80
Band 75	-	-	1.81
Band 50	-	-	1.81
Band 25	-	-	1.82
Band 0	-	-	1.82
Total	$760,562	423,234

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,905)
Net investment income (loss)			(4,905)

Gain (loss) on investments:
Net realized gain (loss)			2,125
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,190
Net gain (loss)			146,315

Increase (decrease) in net assets from operations			$141,410

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,905)	$-
Net realized gain (loss)		2,125	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		144,190	-

Increase (decrease) in net assets from operations		141,410	-

Contract owner transactions:
Proceeds from units sold		638,740	-
Cost of units redeemed		(19,585)	-
Account charges		(3)	-
Increase (decrease)		619,152	-
Net increase (decrease)		760,562	-
Net assets, beginning		-	-
Net assets, ending		$760,562	$-

Units sold		436,008	-
Units redeemed		(12,774)	-
Net increase (decrease)		423,234	-
Units outstanding, beginning		-	-
Units outstanding, ending		423,234	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$638,740
Cost of units redeemed/account charges			(19,588)
Net investment income (loss)			(4,905)
Net realized gain (loss)			2,125
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,190
Net assets			$760,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	423	$761	1.25%	50.4%	12/31/2024	$1.80	0	$0	1.00%	50.8%	12/31/2024	$1.81	0	$0	0.75%	51.1%
12/31/2023	1.19	0	0	1.25%	19.5%	12/31/2023	1.20	0	0	1.00%	19.5%	12/31/2023	1.20	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	0	$0	0.50%	51.5%	12/31/2024	$1.82	0	$0	0.25%	51.9%	12/31/2024	$1.82	0	$0	0.00%	52.3%
12/31/2023	1.20	0	0	0.50%	19.7%	12/31/2023	1.20	0	0	0.25%	19.7%	12/31/2023	1.20	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap Inst Class - 06-4TG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(88)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			1,117
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12)
Net gain (loss)			1,105

Increase (decrease) in net assets from operations			$1,017

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88)	$(116)
Net realized gain (loss)		1,117	(14)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12)	1,573

Increase (decrease) in net assets from operations		1,017	1,443

Contract owner transactions:
Proceeds from units sold		26	45
Cost of units redeemed		(13,317)	-
Account charges		-	-
Increase (decrease)		(13,291)	45
Net increase (decrease)		(12,274)	1,488
Net assets, beginning		12,275	10,787
Net assets, ending		$1	$12,275

Units sold		24	46
Units redeemed		(11,557)	-
Net increase (decrease)		(11,533)	46
Units outstanding, beginning		11,534	11,488
Units outstanding, ending		1	11,534

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,564
Cost of units redeemed/account charges			(13,317)
Net investment income (loss)			(446)
Net realized gain (loss)			1,106
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	1.25%	9.5%	12/31/2024	$1.18	0	$0	1.00%	9.7%	12/31/2024	$1.19	0	$0	0.75%	10.0%
12/31/2023	1.06	12	12	1.25%	13.3%	12/31/2023	1.07	0	0	1.00%	13.6%	12/31/2023	1.08	0	0	0.75%	13.9%
12/31/2022	0.94	11	11	1.25%	-19.0%	12/31/2022	0.94	0	0	1.00%	-18.8%	12/31/2022	0.95	0	0	0.75%	-18.6%
12/31/2021	1.16	11	13	1.25%	16.0%	12/31/2021	1.16	0	0	1.00%	16.2%	12/31/2021	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	10.3%	12/31/2024	$1.21	0	$0	0.25%	10.6%	12/31/2024	$1.22	0	$0	0.00%	10.8%
12/31/2023	1.09	0	0	0.50%	14.2%	12/31/2023	1.10	0	0	0.25%	14.5%	12/31/2023	1.10	0	0	0.00%	14.8%
12/31/2022	0.95	0	0	0.50%	-18.4%	12/31/2022	0.96	0	0	0.25%	-18.2%	12/31/2022	0.96	0	0	0.00%	-18.0%
12/31/2021	1.17	0	0	0.50%	16.7%	12/31/2021	1.17	0	0	0.25%	17.0%	12/31/2021	1.17	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.2%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap N Class - 06-4TH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43
Cost of units redeemed/account charges			(41)
Net investment income (loss)			-
Net realized gain (loss)			(4)
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	1.25%	9.2%	12/31/2024	$1.17	0	$0	1.00%	9.5%	12/31/2024	$1.18	0	$0	0.75%	9.8%
12/31/2023	1.06	0	0	1.25%	13.1%	12/31/2023	1.07	0	0	1.00%	13.4%	12/31/2023	1.07	0	0	0.75%	13.7%
12/31/2022	0.94	0	0	1.25%	-19.2%	12/31/2022	0.94	0	0	1.00%	-19.0%	12/31/2022	0.94	0	0	0.75%	-18.8%
12/31/2021	1.16	0	0	1.25%	15.8%	12/31/2021	1.16	0	0	1.00%	16.0%	12/31/2021	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	10.1%	12/31/2024	$1.20	0	$0	0.25%	10.3%	12/31/2024	$1.21	0	$0	0.00%	10.6%
12/31/2023	1.08	0	0	0.50%	13.9%	12/31/2023	1.09	0	0	0.25%	14.2%	12/31/2023	1.10	0	0	0.00%	14.5%
12/31/2022	0.95	0	0	0.50%	-18.6%	12/31/2022	0.95	0	0	0.25%	-18.4%	12/31/2022	0.96	0	0	0.00%	-18.2%
12/31/2021	1.17	0	0	0.50%	16.5%	12/31/2021	1.17	0	0	0.25%	16.8%	12/31/2021	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Renaissance Large Cap Growth Fund N Class - 06-FXW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,807	$48,034	2,844
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$50,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,778	19,166	$2.49
Band 100	3,025	1,191	2.54
Band 75	-	-	2.59
Band 50	-	-	2.64
Band 25	-	-	2.69
Band 0	-	-	2.74
Total	$50,803	20,357

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(592)
Net investment income (loss)			(592)

Gain (loss) on investments:
Net realized gain (loss)			171
Realized gain distributions			5,838
Net change in unrealized appreciation (depreciation)			2,923
Net gain (loss)			8,932

Increase (decrease) in net assets from operations			$8,340

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(592)	$(669)
Net realized gain (loss)		171	9,002
Realized gain distributions		5,838	2,981
Net change in unrealized appreciation (depreciation)		2,923	(1,988)

Increase (decrease) in net assets from operations		8,340	9,326

Contract owner transactions:
Proceeds from units sold		-	47,351
Cost of units redeemed		(1,240)	(88,337)
Account charges		(14)	(13)
Increase (decrease)		(1,254)	(40,999)
Net increase (decrease)		7,086	(31,673)
Net assets, beginning		43,717	75,390
Net assets, ending		$50,803	$43,717

Units sold		-	24,106
Units redeemed		(544)	(47,430)
Net increase (decrease)		(544)	(23,324)
Units outstanding, beginning		20,901	44,225
Units outstanding, ending		20,357	20,901

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$138,576
Cost of units redeemed/account charges			(137,061)
Net investment income (loss)			(4,132)
Net realized gain (loss)			14,931
Realized gain distributions			35,716
Net change in unrealized appreciation (depreciation)			2,773
Net assets			$50,803

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.49	19	$48	1.25%	19.3%	12/31/2024	$2.54	1	$3	1.00%	19.6%	12/31/2024	$2.59	0	$0	0.75%	19.9%
12/31/2023	2.09	20	41	1.25%	23.5%	12/31/2023	2.12	1	3	1.00%	23.8%	12/31/2023	2.16	0	0	0.75%	24.1%
12/31/2022	1.69	20	34	1.25%	-18.1%	12/31/2022	1.72	24	41	1.00%	-17.9%	12/31/2022	1.74	0	0	0.75%	-17.7%
12/31/2021	2.07	37	75	1.25%	28.4%	12/31/2021	2.09	1	3	1.00%	28.7%	12/31/2021	2.11	0	0	0.75%	29.0%
12/31/2020	1.61	38	61	1.25%	22.0%	12/31/2020	1.62	1	2	1.00%	22.3%	12/31/2020	1.64	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	0	$0	0.50%	20.2%	12/31/2024	$2.69	0	$0	0.25%	20.5%	12/31/2024	$2.74	0	$0	0.00%	20.8%
12/31/2023	2.19	0	0	0.50%	24.4%	12/31/2023	2.23	0	0	0.25%	24.7%	12/31/2023	2.26	0	0	0.00%	25.0%
12/31/2022	1.76	0	0	0.50%	-17.5%	12/31/2022	1.79	0	0	0.25%	-17.3%	12/31/2022	1.81	0	0	0.00%	-17.0%
12/31/2021	2.14	0	0	0.50%	29.4%	12/31/2021	2.16	0	0	0.25%	29.7%	12/31/2021	2.18	0	0	0.00%	30.0%
12/31/2020	1.65	0	0	0.50%	22.9%	12/31/2020	1.66	0	0	0.25%	23.2%	12/31/2020	1.68	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.2%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,538	$101,988	5,745
Receivables: investments sold	595
Payables: investments purchased	-
Net assets	$98,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,133	79,702	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$98,133	79,702

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(915)
Net investment income (loss)			(915)

Gain (loss) on investments:
Net realized gain (loss)			2,738
Realized gain distributions			7,289
Net change in unrealized appreciation (depreciation)			(4,450)
Net gain (loss)			5,577

Increase (decrease) in net assets from operations			$4,662

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(915)	$-
Net realized gain (loss)		2,738	-
Realized gain distributions		7,289	-
Net change in unrealized appreciation (depreciation)		(4,450)	-

Increase (decrease) in net assets from operations		4,662	-

Contract owner transactions:
Proceeds from units sold		166,684	-
Cost of units redeemed		(73,211)	-
Account charges		(2)	-
Increase (decrease)		93,471	-
Net increase (decrease)		98,133	-
Net assets, beginning		-	-
Net assets, ending		$98,133	$-

Units sold		140,598	-
Units redeemed		(60,896)	-
Net increase (decrease)		79,702	-
Units outstanding, beginning		-	-
Units outstanding, ending		79,702	-

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$166,684
Cost of units redeemed/account charges			(73,213)
Net investment income (loss)			(915)
Net realized gain (loss)			2,738
Realized gain distributions			7,289
Net change in unrealized appreciation (depreciation)			(4,450)
Net assets			$98,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	80	$98	1.25%	9.4%	12/31/2024	$1.24	0	$0	1.00%	9.7%	12/31/2024	$1.25	0	$0	0.75%	9.9%
12/31/2023	1.13	0	0	1.25%	23.5%	12/31/2023	1.13	0	0	1.00%	23.8%	12/31/2023	1.14	0	0	0.75%	24.1%
12/31/2022	0.91	0	0	1.25%	-8.9%	12/31/2022	0.91	0	0	1.00%	-8.6%	12/31/2022	0.92	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	10.2%	12/31/2024	$1.27	0	$0	0.25%	10.5%	12/31/2024	$1.28	0	$0	0.00%	10.8%
12/31/2023	1.14	0	0	0.50%	24.4%	12/31/2023	1.15	0	0	0.25%	24.7%	12/31/2023	1.15	0	0	0.00%	25.0%
12/31/2022	0.92	0	0	0.50%	-8.2%	12/31/2022	0.92	0	0	0.25%	-8.0%	12/31/2022	0.92	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2065 Inst Class - 06-6RV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,440	$9,668	725
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$9,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,436	7,783	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$9,436	7,783

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$195
Mortality & expense charges			(38)
Net investment income (loss)			157

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			105
Net change in unrealized appreciation (depreciation)			(228)
Net gain (loss)			(78)

Increase (decrease) in net assets from operations			$79

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$157	$-
Net realized gain (loss)		45	-
Realized gain distributions		105	-
Net change in unrealized appreciation (depreciation)		(228)	-

Increase (decrease) in net assets from operations		79	-

Contract owner transactions:
Proceeds from units sold		10,003	-
Cost of units redeemed		(482)	-
Account charges		(164)	-
Increase (decrease)		9,357	-
Net increase (decrease)		9,436	-
Net assets, beginning		-	-
Net assets, ending		$9,436	$-

Units sold		8,311	-
Units redeemed		(528)	-
Net increase (decrease)		7,783	-
Units outstanding, beginning		-	-
Units outstanding, ending		7,783	-

* Date of Fund Inception into Variable Account: 11 /16 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,003
Cost of units redeemed/account charges			(646)
Net investment income (loss)			157
Net realized gain (loss)			45
Realized gain distributions			105
Net change in unrealized appreciation (depreciation)			(228)
Net assets			$9,436

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	8	$9	1.25%	13.7%	12/31/2024	$1.22	0	$0	1.00%	14.0%	12/31/2024	$1.22	0	$0	0.75%	14.2%
12/31/2023	1.07	0	0	1.25%	6.7%	12/31/2023	1.07	0	0	1.00%	6.7%	12/31/2023	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	14.5%	12/31/2024	$1.23	0	$0	0.25%	14.8%	12/31/2024	$1.23	0	$0	0.00%	15.1%
12/31/2023	1.07	0	0	0.50%	6.7%	12/31/2023	1.07	0	0	0.25%	6.8%	12/31/2023	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO CommodPlus Strat Institutional Class - 06-6NP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,248	$27,875	3,953
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$26,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,250	25,537	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$26,250	25,537

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,287
Mortality & expense charges			(177)
Net investment income (loss)			1,110

Gain (loss) on investments:
Net realized gain (loss)			95
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,627)
Net gain (loss)			(1,532)

Increase (decrease) in net assets from operations			$(422)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,110	$-
Net realized gain (loss)		95	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,627)	-

Increase (decrease) in net assets from operations		(422)	-

Contract owner transactions:
Proceeds from units sold		30,888	-
Cost of units redeemed		(4,161)	-
Account charges		(55)	-
Increase (decrease)		26,672	-
Net increase (decrease)		26,250	-
Net assets, beginning		-	-
Net assets, ending		$26,250	$-

Units sold		29,898	-
Units redeemed		(4,361)	-
Net increase (decrease)		25,537	-
Units outstanding, beginning		-	-
Units outstanding, ending		25,537	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,888
Cost of units redeemed/account charges			(4,216)
Net investment income (loss)			1,110
Net realized gain (loss)			95
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,627)
Net assets			$26,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	26	$26	1.25%	7.1%	12/31/2024	$1.03	0	$0	1.00%	7.4%	12/31/2024	$1.04	0	$0	0.75%	7.7%
12/31/2023	0.96	0	0	1.25%	-4.0%	12/31/2023	0.96	0	0	1.00%	-3.9%	12/31/2023	0.96	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	7.9%	12/31/2024	$1.04	0	$0	0.25%	8.2%	12/31/2024	$1.05	0	$0	0.00%	8.5%
12/31/2023	0.96	0	0	0.50%	-3.7%	12/31/2023	0.96	0	0	0.25%	-3.6%	12/31/2023	0.96	0	0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Admin Class - 06-760

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$803,700	$830,661	105,560
Receivables: investments sold	42,892
Payables: investments purchased	-
Net assets	$846,592

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$846,592	291,337	$2.91
Band 100	-	-	3.06
Band 75	-	-	3.23
Band 50	-	-	3.41
Band 25	-	-	3.59
Band 0	-	-	3.85
Total	$846,592	291,337

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49,938
Mortality & expense charges			(10,589)
Net investment income (loss)			39,349

Gain (loss) on investments:
Net realized gain (loss)			(7,550)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,190
Net gain (loss)			3,640

Increase (decrease) in net assets from operations			$42,989

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,349	$35,862
Net realized gain (loss)		(7,550)	(31,039)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,190	83,005

Increase (decrease) in net assets from operations		42,989	87,828

Contract owner transactions:
Proceeds from units sold		152,112	220,389
Cost of units redeemed		(178,839)	(254,432)
Account charges		(152)	(194)
Increase (decrease)		(26,879)	(34,237)
Net increase (decrease)		16,110	53,591
Net assets, beginning		830,482	776,891
Net assets, ending		$846,592	$830,482

Units sold		53,420	85,160
Units redeemed		(62,707)	(97,012)
Net increase (decrease)		(9,287)	(11,852)
Units outstanding, beginning		300,624	312,476
Units outstanding, ending		291,337	300,624

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,501,554
Cost of units redeemed/account charges			(22,581,095)
Net investment income (loss)			3,643,742
Net realized gain (loss)			(926,839)
Realized gain distributions			236,191
Net change in unrealized appreciation (depreciation)			(26,961)
Net assets			$846,592

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.91	291	$847	1.25%	5.2%	12/31/2024	$3.06	0	$0	1.00%	5.5%	12/31/2024	$3.23	0	$0	0.75%	5.7%
12/31/2023	2.76	301	830	1.25%	11.1%	12/31/2023	2.91	0	0	1.00%	11.4%	12/31/2023	3.06	0	0	0.75%	11.7%
12/31/2022	2.49	312	777	1.25%	-12.1%	12/31/2022	2.61	0	0	1.00%	-11.9%	12/31/2022	2.74	0	0	0.75%	-11.7%
12/31/2021	2.83	604	1,709	1.25%	2.5%	12/31/2021	2.96	0	0	1.00%	2.8%	12/31/2021	3.10	0	0	0.75%	3.0%
12/31/2020	2.76	760	2,097	1.25%	3.9%	12/31/2020	2.88	0	0	1.00%	4.1%	12/31/2020	3.01	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.41	0	$0	0.50%	6.0%	12/31/2024	$3.59	0	$0	0.25%	6.3%	12/31/2024	$3.85	0	$0	0.00%	6.5%
12/31/2023	3.22	0	0	0.50%	11.9%	12/31/2023	3.38	0	0	0.25%	12.2%	12/31/2023	3.62	0	0	0.00%	12.5%
12/31/2022	2.87	0	0	0.50%	-11.5%	12/31/2022	3.01	0	0	0.25%	-11.2%	12/31/2022	3.22	0	0	0.00%	-11.0%
12/31/2021	3.24	0	0	0.50%	3.3%	12/31/2021	3.40	0	0	0.25%	3.5%	12/31/2021	3.61	0	0	0.00%	3.8%
12/31/2020	3.14	0	0	0.50%	4.6%	12/31/2020	3.28	0	0	0.25%	4.9%	12/31/2020	3.48	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	5.7%
2022	4.5%
2021	4.3%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund R Class - 06-705

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$831,192	$895,380	103,735
Receivables: investments sold	765
Payables: investments purchased	-
Net assets	$831,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$591,262	247,463	$2.39
Band 100	106,140	42,125	2.52
Band 75	-	-	2.66
Band 50	134,555	48,019	2.80
Band 25	-	-	2.95
Band 0	-	-	3.12
Total	$831,957	337,607

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49,969
Mortality & expense charges			(9,931)
Net investment income (loss)			40,038

Gain (loss) on investments:
Net realized gain (loss)			(19,563)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,634
Net gain (loss)			4,071

Increase (decrease) in net assets from operations			$44,109

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,038	$41,401
Net realized gain (loss)		(19,563)	(48,208)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,634	107,571

Increase (decrease) in net assets from operations		44,109	100,764

Contract owner transactions:
Proceeds from units sold		70,347	40,484
Cost of units redeemed		(229,496)	(289,957)
Account charges		(206)	(449)
Increase (decrease)		(159,355)	(249,922)
Net increase (decrease)		(115,246)	(149,158)
Net assets, beginning		947,203	1,096,361
Net assets, ending		$831,957	$947,203

Units sold		34,004	21,255
Units redeemed		(100,556)	(128,794)
Net increase (decrease)		(66,552)	(107,539)
Units outstanding, beginning		404,159	511,698
Units outstanding, ending		337,607	404,159

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,952,751
Cost of units redeemed/account charges			(9,524,521)
Net investment income (loss)			1,514,566
Net realized gain (loss)			(194,813)
Realized gain distributions			148,162
Net change in unrealized appreciation (depreciation)			(64,188)
Net assets			$831,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.39	247	$591	1.25%	4.8%	12/31/2024	$2.52	42	$106	1.00%	5.1%	12/31/2024	$2.66	0	$0	0.75%	5.4%
12/31/2023	2.28	305	695	1.25%	10.7%	12/31/2023	2.40	43	104	1.00%	11.0%	12/31/2023	2.52	0	0	0.75%	11.3%
12/31/2022	2.06	334	688	1.25%	-12.4%	12/31/2022	2.16	63	136	1.00%	-12.2%	12/31/2022	2.27	0	0	0.75%	-12.0%
12/31/2021	2.35	371	872	1.25%	2.1%	12/31/2021	2.46	83	204	1.00%	2.4%	12/31/2021	2.58	0	0	0.75%	2.7%
12/31/2020	2.30	471	1,084	1.25%	3.5%	12/31/2020	2.40	86	207	1.00%	3.8%	12/31/2020	2.51	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.80	48	$135	0.50%	5.6%	12/31/2024	$2.95	0	$0	0.25%	5.9%	12/31/2024	$3.12	0	$0	0.00%	6.1%
12/31/2023	2.65	56	148	0.50%	11.6%	12/31/2023	2.79	0	0	0.25%	11.8%	12/31/2023	2.94	0	0	0.00%	12.1%
12/31/2022	2.38	115	272	0.50%	-11.8%	12/31/2022	2.50	0	0	0.25%	-11.6%	12/31/2022	2.62	0	0	0.00%	-11.3%
12/31/2021	2.70	104	281	0.50%	2.9%	12/31/2021	2.82	0	0	0.25%	3.2%	12/31/2021	2.95	0	0	0.00%	3.4%
12/31/2020	2.62	108	283	0.50%	4.3%	12/31/2020	2.73	0	0	0.25%	4.5%	12/31/2020	2.86	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	5.1%
2022	4.4%
2021	4.2%
2020	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund R Class - 06-769

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,822	$176,497	16,407
Receivables: investments sold	1,782
Payables: investments purchased	-
Net assets	$172,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,604	123,911	$1.39
Band 100	-	-	1.44
Band 75	-	-	1.48
Band 50	-	-	1.53
Band 25	-	-	1.57
Band 0	-	-	1.62
Total	$172,604	123,911

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,319
Mortality & expense charges			(2,329)
Net investment income (loss)			7,990

Gain (loss) on investments:
Net realized gain (loss)			(2,228)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			449
Net gain (loss)			(1,779)

Increase (decrease) in net assets from operations			$6,211

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,990	$11,009
Net realized gain (loss)		(2,228)	(11,230)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		449	16,934

Increase (decrease) in net assets from operations		6,211	16,713

Contract owner transactions:
Proceeds from units sold		28,613	43,232
Cost of units redeemed		(57,537)	(150,633)
Account charges		(191)	(403)
Increase (decrease)		(29,115)	(107,804)
Net increase (decrease)		(22,904)	(91,091)
Net assets, beginning		195,508	286,599
Net assets, ending		$172,604	$195,508

Units sold		25,558	39,899
Units redeemed		(46,825)	(123,045)
Net increase (decrease)		(21,267)	(83,146)
Units outstanding, beginning		145,178	228,324
Units outstanding, ending		123,911	145,178

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,327,980
Cost of units redeemed/account charges			(6,392,114)
Net investment income (loss)			305,935
Net realized gain (loss)			(66,505)
Realized gain distributions			2,983
Net change in unrealized appreciation (depreciation)			(5,675)
Net assets			$172,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	124	$173	1.25%	3.4%	12/31/2024	$1.44	0	$0	1.00%	3.7%	12/31/2024	$1.48	0	$0	0.75%	4.0%
12/31/2023	1.35	145	196	1.25%	7.3%	12/31/2023	1.38	0	0	1.00%	7.6%	12/31/2023	1.42	0	0	0.75%	7.8%
12/31/2022	1.26	228	287	1.25%	-9.6%	12/31/2022	1.29	0	0	1.00%	-9.3%	12/31/2022	1.32	0	0	0.75%	-9.1%
12/31/2021	1.39	208	288	1.25%	0.7%	12/31/2021	1.42	0	0	1.00%	0.9%	12/31/2021	1.45	0	0	0.75%	1.2%
12/31/2020	1.38	208	286	1.25%	3.9%	12/31/2020	1.41	0	0	1.00%	4.2%	12/31/2020	1.44	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	4.2%	12/31/2024	$1.57	0	$0	0.25%	4.5%	12/31/2024	$1.62	0	$0	0.00%	4.7%
12/31/2023	1.46	0	0	0.50%	8.1%	12/31/2023	1.51	0	0	0.25%	8.4%	12/31/2023	1.55	0	0	0.00%	8.6%
12/31/2022	1.35	0	0	0.50%	-8.9%	12/31/2022	1.39	0	0	0.25%	-8.7%	12/31/2022	1.42	0	0	0.00%	-8.4%
12/31/2021	1.49	0	0	0.50%	1.4%	12/31/2021	1.52	0	0	0.25%	1.7%	12/31/2021	1.56	0	0	0.00%	1.9%
12/31/2020	1.47	0	0	0.50%	4.7%	12/31/2020	1.50	0	0	0.25%	4.9%	12/31/2020	1.53	41	62	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	5.8%
2022	5.6%
2021	3.3%
2020	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Admin Class - 06-768

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,444,190	$1,502,069	138,218
Receivables: investments sold	9,864
Payables: investments purchased	-
Net assets	$1,454,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,454,054	994,835	$1.46
Band 100	-	-	1.51
Band 75	-	-	1.55
Band 50	-	-	1.60
Band 25	-	-	1.65
Band 0	-	-	1.70
Total	$1,454,054	994,835

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$79,374
Mortality & expense charges			(16,706)
Net investment income (loss)			62,668

Gain (loss) on investments:
Net realized gain (loss)			(55,639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,037
Net gain (loss)			(13,602)

Increase (decrease) in net assets from operations			$49,066

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,668	$65,349
Net realized gain (loss)		(55,639)	(80,649)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,037	110,667

Increase (decrease) in net assets from operations		49,066	95,367

Contract owner transactions:
Proceeds from units sold		733,910	331,867
Cost of units redeemed		(655,584)	(532,694)
Account charges		(669)	(1,189)
Increase (decrease)		77,657	(202,016)
Net increase (decrease)		126,723	(106,649)
Net assets, beginning		1,327,331	1,433,980
Net assets, ending		$1,454,054	$1,327,331

Units sold		511,460	246,652
Units redeemed		(459,738)	(401,035)
Net increase (decrease)		51,722	(154,383)
Units outstanding, beginning		943,113	1,097,496
Units outstanding, ending		994,835	943,113

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,249,781
Cost of units redeemed/account charges			(58,806,427)
Net investment income (loss)			4,156,144
Net realized gain (loss)			(95,789)
Realized gain distributions			8,224
Net change in unrealized appreciation (depreciation)			(57,879)
Net assets			$1,454,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	995	$1,454	1.25%	3.9%	12/31/2024	$1.51	0	$0	1.00%	4.1%	12/31/2024	$1.55	0	$0	0.75%	4.4%
12/31/2023	1.41	943	1,327	1.25%	7.7%	12/31/2023	1.45	0	0	1.00%	8.0%	12/31/2023	1.49	0	0	0.75%	8.3%
12/31/2022	1.31	1,097	1,434	1.25%	-9.2%	12/31/2022	1.34	0	0	1.00%	-9.0%	12/31/2022	1.37	0	0	0.75%	-8.7%
12/31/2021	1.44	2,090	3,007	1.25%	1.1%	12/31/2021	1.47	0	0	1.00%	1.3%	12/31/2021	1.51	0	0	0.75%	1.6%
12/31/2020	1.42	18,026	25,660	1.25%	4.3%	12/31/2020	1.45	0	0	1.00%	4.6%	12/31/2020	1.48	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	4.6%	12/31/2024	$1.65	0	$0	0.25%	4.9%	12/31/2024	$1.70	0	$0	0.00%	5.2%
12/31/2023	1.53	0	0	0.50%	8.5%	12/31/2023	1.57	0	0	0.25%	8.8%	12/31/2023	1.62	0	0	0.00%	9.1%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.45	0	0	0.25%	-8.3%	12/31/2022	1.48	0	0	0.00%	-8.1%
12/31/2021	1.54	0	0	0.50%	1.8%	12/31/2021	1.58	0	0	0.25%	2.1%	12/31/2021	1.61	0	0	0.00%	2.4%
12/31/2020	1.51	0	0	0.50%	5.1%	12/31/2020	1.54	0	0	0.25%	5.4%	12/31/2020	1.58	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	6.0%
2022	4.4%
2021	5.4%
2020	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Admin Class - 06-707

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,905	$479,446	45,145
Receivables: investments sold	1,192
Payables: investments purchased	-
Net assets	$450,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408,409	338,163	$1.21
Band 100	-	-	1.25
Band 75	-	-	1.30
Band 50	-	-	1.35
Band 25	-	-	1.40
Band 0	41,688	28,759	1.45
Total	$450,097	366,922

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,173
Mortality & expense charges			(5,462)
Net investment income (loss)			7,711

Gain (loss) on investments:
Net realized gain (loss)			(58,537)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,939
Net gain (loss)			(3,598)

Increase (decrease) in net assets from operations			$4,113

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,711	$15,153
Net realized gain (loss)		(58,537)	(34,585)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		54,939	36,000

Increase (decrease) in net assets from operations		4,113	16,568

Contract owner transactions:
Proceeds from units sold		91,197	180,256
Cost of units redeemed		(446,945)	(244,032)
Account charges		(582)	(1,378)
Increase (decrease)		(356,330)	(65,154)
Net increase (decrease)		(352,217)	(48,586)
Net assets, beginning		802,314	850,900
Net assets, ending		$450,097	$802,314

Units sold		75,212	153,465
Units redeemed		(374,809)	(210,670)
Net increase (decrease)		(299,597)	(57,205)
Units outstanding, beginning		666,519	723,724
Units outstanding, ending		366,922	666,519

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,788,724
Cost of units redeemed/account charges			(24,272,574)
Net investment income (loss)			567,998
Net realized gain (loss)			(720,556)
Realized gain distributions			117,046
Net change in unrealized appreciation (depreciation)			(30,541)
Net assets			$450,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	338	$408	1.25%	1.1%	12/31/2024	$1.25	0	$0	1.00%	1.3%	12/31/2024	$1.30	0	$0	0.75%	1.6%
12/31/2023	1.20	641	766	1.25%	2.2%	12/31/2023	1.24	0	0	1.00%	2.5%	12/31/2023	1.28	0	0	0.75%	2.7%
12/31/2022	1.17	701	820	1.25%	-13.2%	12/31/2022	1.21	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.8%
12/31/2021	1.35	2,317	3,121	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.43	0	0	0.75%	4.6%
12/31/2020	1.29	2,669	3,453	1.25%	10.5%	12/31/2020	1.33	0	0	1.00%	10.7%	12/31/2020	1.36	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	1.8%	12/31/2024	$1.40	0	$0	0.25%	2.1%	12/31/2024	$1.45	29	$42	0.00%	2.3%
12/31/2023	1.32	0	0	0.50%	3.0%	12/31/2023	1.37	0	0	0.25%	3.2%	12/31/2023	1.42	26	37	0.00%	3.5%
12/31/2022	1.29	0	0	0.50%	-12.5%	12/31/2022	1.33	0	0	0.25%	-12.3%	12/31/2022	1.37	23	31	0.00%	-12.1%
12/31/2021	1.47	0	0	0.50%	4.9%	12/31/2021	1.51	0	0	0.25%	5.2%	12/31/2021	1.56	21	32	0.00%	5.4%
12/31/2020	1.40	0	0	0.50%	11.3%	12/31/2020	1.44	0	0	0.25%	11.6%	12/31/2020	1.48	20	30	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	3.0%
2022	8.1%
2021	4.5%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund R Class - 06-708

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153,316	$165,403	15,430
Receivables: investments sold	528
Payables: investments purchased	-
Net assets	$153,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,844	135,108	$1.14
Band 100	-	-	1.18
Band 75	-	-	1.22
Band 50	-	-	1.27
Band 25	-	-	1.32
Band 0	-	-	1.37
Total	$153,844	135,108

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,333
Mortality & expense charges			(1,732)
Net investment income (loss)			1,601

Gain (loss) on investments:
Net realized gain (loss)			(2,584)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,852
Net gain (loss)			(732)

Increase (decrease) in net assets from operations			$869

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,601	$1,519
Net realized gain (loss)		(2,584)	(31,388)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,852	32,606

Increase (decrease) in net assets from operations		869	2,737

Contract owner transactions:
Proceeds from units sold		48,523	35,477
Cost of units redeemed		(28,011)	(190,097)
Account charges		(137)	(135)
Increase (decrease)		20,375	(154,755)
Net increase (decrease)		21,244	(152,018)
Net assets, beginning		132,600	284,618
Net assets, ending		$153,844	$132,600

Units sold		42,298	32,228
Units redeemed		(24,397)	(171,109)
Net increase (decrease)		17,901	(138,881)
Units outstanding, beginning		117,207	256,088
Units outstanding, ending		135,108	117,207

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,044,858
Cost of units redeemed/account charges			(9,772,486)
Net investment income (loss)			93,726
Net realized gain (loss)			(236,196)
Realized gain distributions			36,029
Net change in unrealized appreciation (depreciation)			(12,087)
Net assets			$153,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	135	$154	1.25%	0.6%	12/31/2024	$1.18	0	$0	1.00%	0.9%	12/31/2024	$1.22	0	$0	0.75%	1.2%
12/31/2023	1.13	117	133	1.25%	1.8%	12/31/2023	1.17	0	0	1.00%	2.0%	12/31/2023	1.21	0	0	0.75%	2.3%
12/31/2022	1.11	256	285	1.25%	-13.5%	12/31/2022	1.15	0	0	1.00%	-13.3%	12/31/2022	1.18	0	0	0.75%	-13.1%
12/31/2021	1.29	521	669	1.25%	3.7%	12/31/2021	1.32	0	0	1.00%	4.0%	12/31/2021	1.36	0	0	0.75%	4.2%
12/31/2020	1.24	335	415	1.25%	10.0%	12/31/2020	1.27	0	0	1.00%	10.3%	12/31/2020	1.31	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	1.4%	12/31/2024	$1.32	0	$0	0.25%	1.7%	12/31/2024	$1.37	0	$0	0.00%	1.9%
12/31/2023	1.25	0	0	0.50%	2.6%	12/31/2023	1.30	0	0	0.25%	2.8%	12/31/2023	1.34	0	0	0.00%	3.1%
12/31/2022	1.22	0	0	0.50%	-12.9%	12/31/2022	1.26	0	0	0.25%	-12.7%	12/31/2022	1.30	0	0	0.00%	-12.4%
12/31/2021	1.40	0	0	0.50%	4.5%	12/31/2021	1.44	0	0	0.25%	4.7%	12/31/2021	1.49	0	0	0.00%	5.0%
12/31/2020	1.34	0	0	0.50%	10.9%	12/31/2020	1.38	0	0	0.25%	11.1%	12/31/2020	1.42	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.6%
2022	5.1%
2021	4.8%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Admin Class - 06-291

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,280,863	$2,584,063	269,811
Receivables: investments sold	7,137
Payables: investments purchased	-
Net assets	$2,288,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,288,000	1,511,475	$1.51
Band 100	-	-	1.58
Band 75	-	-	1.65
Band 50	-	-	1.73
Band 25	-	-	1.81
Band 0	-	-	1.89
Total	$2,288,000	1,511,475

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$101,345
Mortality & expense charges			(29,653)
Net investment income (loss)			71,692

Gain (loss) on investments:
Net realized gain (loss)			(87,269)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,894
Net gain (loss)			(49,375)

Increase (decrease) in net assets from operations			$22,317

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,692	$56,661
Net realized gain (loss)		(87,269)	(58,186)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,894	113,432

Increase (decrease) in net assets from operations		22,317	111,907

Contract owner transactions:
Proceeds from units sold		400,500	466,665
Cost of units redeemed		(589,842)	(304,775)
Account charges		(672)	(505)
Increase (decrease)		(190,014)	161,385
Net increase (decrease)		(167,697)	273,292
Net assets, beginning		2,455,697	2,182,405
Net assets, ending		$2,288,000	$2,455,697

Units sold		306,820	324,732
Units redeemed		(435,028)	(211,247)
Net increase (decrease)		(128,208)	113,485
Units outstanding, beginning		1,639,683	1,526,198
Units outstanding, ending		1,511,475	1,639,683

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$191,036,588
Cost of units redeemed/account charges			(199,205,761)
Net investment income (loss)			8,275,183
Net realized gain (loss)			(3,774,721)
Realized gain distributions			6,259,911
Net change in unrealized appreciation (depreciation)			(303,200)
Net assets			$2,288,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	1,511	$2,288	1.25%	1.1%	12/31/2024	$1.58	0	$0	1.00%	1.3%	12/31/2024	$1.65	0	$0	0.75%	1.6%
12/31/2023	1.50	1,640	2,456	1.25%	4.7%	12/31/2023	1.56	0	0	1.00%	5.0%	12/31/2023	1.63	0	0	0.75%	5.3%
12/31/2022	1.43	1,526	2,182	1.25%	-15.4%	12/31/2022	1.49	0	0	1.00%	-15.2%	12/31/2022	1.55	0	0	0.75%	-15.0%
12/31/2021	1.69	3,095	5,231	1.25%	-2.3%	12/31/2021	1.75	0	0	1.00%	-2.1%	12/31/2021	1.82	0	0	0.75%	-1.8%
12/31/2020	1.73	4,366	7,553	1.25%	7.3%	12/31/2020	1.79	0	0	1.00%	7.6%	12/31/2020	1.85	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	1.8%	12/31/2024	$1.81	0	$0	0.25%	2.1%	12/31/2024	$1.89	0	$0	0.00%	2.4%
12/31/2023	1.70	0	0	0.50%	5.5%	12/31/2023	1.77	0	0	0.25%	5.8%	12/31/2023	1.84	0	0	0.00%	6.0%
12/31/2022	1.61	0	0	0.50%	-14.7%	12/31/2022	1.67	0	0	0.25%	-14.5%	12/31/2022	1.74	0	0	0.00%	-14.3%
12/31/2021	1.89	0	0	0.50%	-1.6%	12/31/2021	1.96	0	0	0.25%	-1.3%	12/31/2021	2.03	0	0	0.00%	-1.1%
12/31/2020	1.92	0	0	0.50%	8.1%	12/31/2020	1.98	0	0	0.25%	8.4%	12/31/2020	2.05	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.7%
2022	3.5%
2021	1.9%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund R Class - 06-680

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,709,866	$1,986,692	202,362
Receivables: investments sold	6,166
Payables: investments purchased	-
Net assets	$1,716,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,515,047	995,332	$1.52
Band 100	200,985	125,211	1.61
Band 75	-	-	1.69
Band 50	-	-	1.79
Band 25	-	-	1.88
Band 0	-	-	1.99
Total	$1,716,032	1,120,543

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$72,296
Mortality & expense charges			(22,543)
Net investment income (loss)			49,753

Gain (loss) on investments:
Net realized gain (loss)			(129,204)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87,744
Net gain (loss)			(41,460)

Increase (decrease) in net assets from operations			$8,293

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,753	$52,319
Net realized gain (loss)		(129,204)	(162,504)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		87,744	213,074

Increase (decrease) in net assets from operations		8,293	102,889

Contract owner transactions:
Proceeds from units sold		158,086	222,043
Cost of units redeemed		(734,522)	(851,382)
Account charges		(1,465)	(2,105)
Increase (decrease)		(577,901)	(631,444)
Net increase (decrease)		(569,608)	(528,555)
Net assets, beginning		2,285,640	2,814,195
Net assets, ending		$1,716,032	$2,285,640

Units sold		115,738	155,599
Units redeemed		(500,420)	(585,485)
Net increase (decrease)		(384,682)	(429,886)
Units outstanding, beginning		1,505,225	1,935,111
Units outstanding, ending		1,120,543	1,505,225

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,607,551
Cost of units redeemed/account charges			(118,064,469)
Net investment income (loss)			4,020,141
Net realized gain (loss)			(2,046,282)
Realized gain distributions			3,475,917
Net change in unrealized appreciation (depreciation)			(276,826)
Net assets			$1,716,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	995	$1,515	1.25%	0.7%	12/31/2024	$1.61	125	$201	1.00%	1.0%	12/31/2024	$1.69	0	$0	0.75%	1.2%
12/31/2023	1.51	1,364	2,061	1.25%	4.4%	12/31/2023	1.59	141	225	1.00%	4.6%	12/31/2023	1.67	0	0	0.75%	4.9%
12/31/2022	1.45	1,755	2,541	1.25%	-15.7%	12/31/2022	1.52	180	273	1.00%	-15.5%	12/31/2022	1.59	0	0	0.75%	-15.2%
12/31/2021	1.72	2,132	3,659	1.25%	-2.7%	12/31/2021	1.80	253	455	1.00%	-2.4%	12/31/2021	1.88	0	0	0.75%	-2.2%
12/31/2020	1.76	2,592	4,571	1.25%	6.9%	12/31/2020	1.84	369	679	1.00%	7.2%	12/31/2020	1.92	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	1.5%	12/31/2024	$1.88	0	$0	0.25%	1.7%	12/31/2024	$1.99	0	$0	0.00%	2.0%
12/31/2023	1.76	0	0	0.50%	5.2%	12/31/2023	1.85	0	0	0.25%	5.4%	12/31/2023	1.95	0	0	0.00%	5.7%
12/31/2022	1.67	0	0	0.50%	-15.0%	12/31/2022	1.75	0	0	0.25%	-14.8%	12/31/2022	1.84	0	0	0.00%	-14.6%
12/31/2021	1.97	0	0	0.50%	-1.9%	12/31/2021	2.06	0	0	0.25%	-1.7%	12/31/2021	2.16	0	0	0.00%	-1.4%
12/31/2020	2.01	1	3	0.50%	7.8%	12/31/2020	2.10	0	0	0.25%	8.0%	12/31/2020	2.19	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.3%
2022	3.2%
2021	1.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,323	$173,399	8,240
Receivables: investments sold	-
Payables: investments purchased	(66,266)
Net assets	$128,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,057	97,733	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$128,057	97,733

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$397
Mortality & expense charges			(2,356)
Net investment income (loss)			(1,959)

Gain (loss) on investments:
Net realized gain (loss)			1,427
Realized gain distributions			4,765
Net change in unrealized appreciation (depreciation)			4,869
Net gain (loss)			11,061

Increase (decrease) in net assets from operations			$9,102

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,959)	$1,816
Net realized gain (loss)		1,427	(218)
Realized gain distributions		4,765	12,322
Net change in unrealized appreciation (depreciation)		4,869	16,580

Increase (decrease) in net assets from operations		9,102	30,500

Contract owner transactions:
Proceeds from units sold		10,246	154,283
Cost of units redeemed		(72,513)	(5,051)
Account charges		(50)	(27)
Increase (decrease)		(62,317)	149,205
Net increase (decrease)		(53,215)	179,705
Net assets, beginning		181,272	1,567
Net assets, ending		$128,057	$181,272

Units sold		8,164	147,595
Units redeemed		(55,348)	(4,207)
Net increase (decrease)		(47,184)	143,388
Units outstanding, beginning		144,917	1,529
Units outstanding, ending		97,733	144,917

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,278,499
Cost of units redeemed/account charges			(3,519,448)
Net investment income (loss)			92,677
Net realized gain (loss)			(439,977)
Realized gain distributions			695,382
Net change in unrealized appreciation (depreciation)			20,924
Net assets			$128,057

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	98	$128	1.25%	4.7%	12/31/2024	$1.34	0	$0	1.00%	5.0%	12/31/2024	$1.36	0	$0	0.75%	5.3%
12/31/2023	1.25	145	181	1.25%	22.0%	12/31/2023	1.27	0	0	1.00%	22.3%	12/31/2023	1.30	0	0	0.75%	22.6%
12/31/2022	1.03	2	2	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.06	0	0	0.75%	-16.5%
12/31/2021	1.23	2	2	1.25%	23.2%	12/31/2021	1.25	0	0	1.00%	23.5%	12/31/2021	1.27	0	0	0.75%	23.8%
12/31/2020	1.00	475	476	1.25%	-5.4%	12/31/2020	1.01	0	0	1.00%	-5.2%	12/31/2020	1.02	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	5.5%	12/31/2024	$1.42	0	$0	0.25%	5.8%	12/31/2024	$1.45	0	$0	0.00%	6.1%
12/31/2023	1.32	0	0	0.50%	22.9%	12/31/2023	1.34	0	0	0.25%	23.2%	12/31/2023	1.37	0	0	0.00%	23.6%
12/31/2022	1.07	0	0	0.50%	-16.3%	12/31/2022	1.09	0	0	0.25%	-16.1%	12/31/2022	1.11	0	0	0.00%	-15.9%
12/31/2021	1.28	0	0	0.50%	24.1%	12/31/2021	1.30	0	0	0.25%	24.4%	12/31/2021	1.32	0	0	0.00%	24.7%
12/31/2020	1.03	0	0	0.50%	-4.7%	12/31/2020	1.04	0	0	0.25%	-4.5%	12/31/2020	1.05	1,099	1,159	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	3.7%
2022	0.9%
2021	0.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,717
Cost of units redeemed/account charges			(1,671)
Net investment income (loss)			26
Net realized gain (loss)			(85)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	1.25%	1.7%	12/31/2024	$1.11	0	$0	1.00%	2.0%	12/31/2024	$1.14	0	$0	0.75%	2.2%
12/31/2023	1.07	0	0	1.25%	6.8%	12/31/2023	1.09	0	0	1.00%	7.0%	12/31/2023	1.11	0	0	0.75%	7.3%
12/31/2022	1.00	0	0	1.25%	-17.1%	12/31/2022	1.02	0	0	1.00%	-16.9%	12/31/2022	1.04	0	0	0.75%	-16.7%
12/31/2021	1.21	1	2	1.25%	-2.5%	12/31/2021	1.23	0	0	1.00%	-2.3%	12/31/2021	1.24	0	0	0.75%	-2.0%
12/31/2020	1.24	0	1	1.25%	6.0%	12/31/2020	1.25	0	0	1.00%	6.3%	12/31/2020	1.27	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	2.5%	12/31/2024	$1.19	0	$0	0.25%	2.8%	12/31/2024	$1.21	0	$0	0.00%	3.0%
12/31/2023	1.13	0	0	0.50%	7.6%	12/31/2023	1.15	0	0	0.25%	7.8%	12/31/2023	1.18	0	0	0.00%	8.1%
12/31/2022	1.05	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.2%	12/31/2022	1.09	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	-1.8%	12/31/2021	1.28	0	0	0.25%	-1.5%	12/31/2021	1.30	0	0	0.00%	-1.3%
12/31/2020	1.28	0	0	0.50%	6.8%	12/31/2020	1.30	0	0	0.25%	7.1%	12/31/2020	1.31	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.4%
2021	3.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Institutional Class - 06-FCJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,646,630	$1,633,997	205,196
Receivables: investments sold	-
Payables: investments purchased	(954)
Net assets	$1,645,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,645,676	1,278,168	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$1,645,676	1,278,168

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$93,627
Mortality & expense charges			(19,004)
Net investment income (loss)			74,623

Gain (loss) on investments:
Net realized gain (loss)			324
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,915
Net gain (loss)			12,239

Increase (decrease) in net assets from operations			$86,862

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74,623	$49,438
Net realized gain (loss)		324	(3,274)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,915	52,587

Increase (decrease) in net assets from operations		86,862	98,751

Contract owner transactions:
Proceeds from units sold		460,267	662,223
Cost of units redeemed		(173,690)	(44,115)
Account charges		(171)	(112)
Increase (decrease)		286,406	617,996
Net increase (decrease)		373,268	716,747
Net assets, beginning		1,272,408	555,661
Net assets, ending		$1,645,676	$1,272,408

Units sold		374,290	574,324
Units redeemed		(138,275)	(39,113)
Net increase (decrease)		236,015	535,211
Units outstanding, beginning		1,042,153	506,942
Units outstanding, ending		1,278,168	1,042,153

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,854,204
Cost of units redeemed/account charges			(1,387,813)
Net investment income (loss)			195,998
Net realized gain (loss)			(39,880)
Realized gain distributions			10,534
Net change in unrealized appreciation (depreciation)			12,633
Net assets			$1,645,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	1,278	$1,646	1.25%	5.5%	12/31/2024	$1.31	0	$0	1.00%	5.7%	12/31/2024	$1.34	0	$0	0.75%	6.0%
12/31/2023	1.22	1,042	1,272	1.25%	11.4%	12/31/2023	1.24	0	0	1.00%	11.7%	12/31/2023	1.26	0	0	0.75%	11.9%
12/31/2022	1.10	507	556	1.25%	-11.9%	12/31/2022	1.11	0	0	1.00%	-11.7%	12/31/2022	1.13	0	0	0.75%	-11.5%
12/31/2021	1.24	522	649	1.25%	2.8%	12/31/2021	1.26	0	0	1.00%	3.0%	12/31/2021	1.28	0	0	0.75%	3.3%
12/31/2020	1.21	132	159	1.25%	4.1%	12/31/2020	1.22	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	6.3%	12/31/2024	$1.40	0	$0	0.25%	6.5%	12/31/2024	$1.42	0	$0	0.00%	6.8%
12/31/2023	1.29	0	0	0.50%	12.2%	12/31/2023	1.31	0	0	0.25%	12.5%	12/31/2023	1.33	0	0	0.00%	12.8%
12/31/2022	1.15	0	0	0.50%	-11.2%	12/31/2022	1.16	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.29	0	0	0.50%	3.5%	12/31/2021	1.31	0	0	0.25%	3.8%	12/31/2021	1.33	0	0	0.00%	4.0%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.2%	12/31/2020	1.27	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	6.9%
2022	4.8%
2021	4.6%
2020	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Institutional Class - 06-FCK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,649,078	$25,928,627	2,411,089
Receivables: investments sold	-
Payables: investments purchased	(284,499)
Net assets	$25,364,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,331,239	20,445,005	$1.24
Band 100	-	-	1.26
Band 75	33,340	25,846	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$25,364,579	20,470,851

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,041,271
Mortality & expense charges			(210,087)
Net investment income (loss)			831,184

Gain (loss) on investments:
Net realized gain (loss)			(166,241)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,178
Net gain (loss)			(157,063)

Increase (decrease) in net assets from operations			$674,121

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$831,184	$412,127
Net realized gain (loss)		(166,241)	(363,851)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,178	589,603

Increase (decrease) in net assets from operations		674,121	637,879

Contract owner transactions:
Proceeds from units sold		21,760,337	4,763,955
Cost of units redeemed		(6,135,415)	(3,743,600)
Account charges		(31,483)	(10,871)
Increase (decrease)		15,593,439	1,009,484
Net increase (decrease)		16,267,560	1,647,363
Net assets, beginning		9,097,019	7,449,656
Net assets, ending		$25,364,579	$9,097,019

Units sold		18,355,566	4,220,112
Units redeemed		(5,527,506)	(3,335,997)
Net increase (decrease)		12,828,060	884,115
Units outstanding, beginning		7,642,791	6,758,676
Units outstanding, ending		20,470,851	7,642,791

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$50,825,322
Cost of units redeemed/account charges			(26,963,144)
Net investment income (loss)			2,717,630
Net realized gain (loss)			(935,680)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(279,549)
Net assets			$25,364,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	20,445	$25,331	1.25%	4.1%	12/31/2024	$1.26	0	$0	1.00%	4.4%	12/31/2024	$1.29	26	$33	0.75%	4.6%
12/31/2023	1.19	7,605	9,051	1.25%	8.0%	12/31/2023	1.21	0	0	1.00%	8.3%	12/31/2023	1.23	38	46	0.75%	8.5%
12/31/2022	1.10	6,726	7,413	1.25%	-9.0%	12/31/2022	1.12	0	0	1.00%	-8.7%	12/31/2022	1.14	33	37	0.75%	-8.5%
12/31/2021	1.21	7,593	9,191	1.25%	1.3%	12/31/2021	1.23	0	0	1.00%	1.6%	12/31/2021	1.24	32	40	0.75%	1.8%
12/31/2020	1.19	7,801	9,320	1.25%	4.6%	12/31/2020	1.21	0	0	1.00%	4.8%	12/31/2020	1.22	47	57	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	4.9%	12/31/2024	$1.34	0	$0	0.25%	5.2%	12/31/2024	$1.37	0	$0	0.00%	5.4%
12/31/2023	1.25	0	0	0.50%	8.8%	12/31/2023	1.28	0	0	0.25%	9.1%	12/31/2023	1.30	0	0	0.00%	9.3%
12/31/2022	1.15	0	0	0.50%	-8.3%	12/31/2022	1.17	0	0	0.25%	-8.1%	12/31/2022	1.19	0	0	0.00%	-7.8%
12/31/2021	1.26	0	0	0.50%	2.1%	12/31/2021	1.27	0	0	0.25%	2.3%	12/31/2021	1.29	0	0	0.00%	2.6%
12/31/2020	1.23	0	0	0.50%	5.4%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	6.2%
2022	5.8%
2021	4.3%
2020	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Institutional Class - 06-FCM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,827,319	$6,300,771	581,578
Receivables: investments sold	-
Payables: investments purchased	(28,984)
Net assets	$5,798,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,764,024	5,199,269	$1.11
Band 100	-	-	1.13
Band 75	34,311	29,727	1.15
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$5,798,335	5,228,996

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$181,130
Mortality & expense charges			(70,838)
Net investment income (loss)			110,292

Gain (loss) on investments:
Net realized gain (loss)			(244,840)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			196,550
Net gain (loss)			(48,290)

Increase (decrease) in net assets from operations			$62,002

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$110,292	$131,908
Net realized gain (loss)		(244,840)	(133,026)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		196,550	166,062

Increase (decrease) in net assets from operations		62,002	164,944

Contract owner transactions:
Proceeds from units sold		1,803,098	1,943,174
Cost of units redeemed		(2,616,937)	(1,463,324)
Account charges		(14,103)	(14,597)
Increase (decrease)		(827,942)	465,253
Net increase (decrease)		(765,940)	630,197
Net assets, beginning		6,564,275	5,934,078
Net assets, ending		$5,798,335	$6,564,275

Units sold		1,708,352	1,841,660
Units redeemed		(2,430,184)	(1,397,020)
Net increase (decrease)		(721,832)	444,640
Units outstanding, beginning		5,950,828	5,506,188
Units outstanding, ending		5,228,996	5,950,828

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,374,309
Cost of units redeemed/account charges			(12,748,747)
Net investment income (loss)			1,014,331
Net realized gain (loss)			(392,492)
Realized gain distributions			24,386
Net change in unrealized appreciation (depreciation)			(473,452)
Net assets			$5,798,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	5,199	$5,764	1.25%	1.3%	12/31/2024	$1.13	0	$0	1.00%	1.6%	12/31/2024	$1.15	30	$34	0.75%	1.8%
12/31/2023	1.09	5,399	5,909	1.25%	2.5%	12/31/2023	1.11	0	0	1.00%	2.7%	12/31/2023	1.13	56	64	0.75%	3.0%
12/31/2022	1.07	4,847	5,177	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.10	50	55	0.75%	-12.5%
12/31/2021	1.23	4,429	5,435	1.25%	4.4%	12/31/2021	1.24	0	0	1.00%	4.6%	12/31/2021	1.26	163	206	0.75%	4.9%
12/31/2020	1.18	3,582	4,212	1.25%	10.7%	12/31/2020	1.19	0	0	1.00%	11.0%	12/31/2020	1.20	160	192	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	2.1%	12/31/2024	$1.20	0	$0	0.25%	2.3%	12/31/2024	$1.23	0	$0	0.00%	2.6%
12/31/2023	1.15	0	0	0.50%	3.2%	12/31/2023	1.17	0	0	0.25%	3.5%	12/31/2023	1.20	495	592	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-12.3%	12/31/2022	1.13	0	0	0.25%	-12.1%	12/31/2022	1.15	610	703	0.00%	-11.9%
12/31/2021	1.27	0	0	0.50%	5.2%	12/31/2021	1.29	0	0	0.25%	5.4%	12/31/2021	1.31	812	1,062	0.00%	5.7%
12/31/2020	1.21	0	0	0.50%	11.6%	12/31/2020	1.22	0	0	0.25%	11.9%	12/31/2020	1.24	657	813	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.2%
2022	7.5%
2021	5.0%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Institutional Class - 06-FCN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,799,262	$5,158,373	567,588
Receivables: investments sold	13,888
Payables: investments purchased	-
Net assets	$4,813,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,813,150	4,618,361	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$4,813,150	4,618,361

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$219,806
Mortality & expense charges			(60,710)
Net investment income (loss)			159,096

Gain (loss) on investments:
Net realized gain (loss)			(76,738)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,355)
Net gain (loss)			(95,093)

Increase (decrease) in net assets from operations			$64,003

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$159,096	$123,616
Net realized gain (loss)		(76,738)	(101,965)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(18,355)	215,870

Increase (decrease) in net assets from operations		64,003	237,521

Contract owner transactions:
Proceeds from units sold		636,351	1,058,803
Cost of units redeemed		(822,927)	(953,701)
Account charges		(597)	(676)
Increase (decrease)		(187,173)	104,426
Net increase (decrease)		(123,170)	341,947
Net assets, beginning		4,936,320	4,594,373
Net assets, ending		$4,813,150	$4,936,320

Units sold		973,603	1,086,845
Units redeemed		(1,154,687)	(977,555)
Net increase (decrease)		(181,084)	109,290
Units outstanding, beginning		4,799,445	4,690,155
Units outstanding, ending		4,618,361	4,799,445

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,866,538
Cost of units redeemed/account charges			(4,946,085)
Net investment income (loss)			474,972
Net realized gain (loss)			(277,393)
Realized gain distributions			54,229
Net change in unrealized appreciation (depreciation)			(359,111)
Net assets			$4,813,150

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	4,618	$4,813	1.25%	1.3%	12/31/2024	$1.06	0	$0	1.00%	1.6%	12/31/2024	$1.09	0	$0	0.75%	1.8%
12/31/2023	1.03	4,799	4,936	1.25%	5.0%	12/31/2023	1.05	0	0	1.00%	5.3%	12/31/2023	1.07	0	0	0.75%	5.5%
12/31/2022	0.98	4,690	4,594	1.25%	-15.2%	12/31/2022	0.99	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.15	2,967	3,427	1.25%	-2.1%	12/31/2021	1.17	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.18	1,323	1,560	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.9%	12/31/2020	1.20	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	2.1%	12/31/2024	$1.13	0	$0	0.25%	2.4%	12/31/2024	$1.15	0	$0	0.00%	2.6%
12/31/2023	1.08	0	0	0.50%	5.8%	12/31/2023	1.10	0	0	0.25%	6.0%	12/31/2023	1.12	0	0	0.00%	6.3%
12/31/2022	1.03	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.3%	12/31/2021	1.21	0	0	0.25%	-1.1%	12/31/2021	1.23	0	0	0.00%	-0.8%
12/31/2020	1.22	0	0	0.50%	8.4%	12/31/2020	1.23	0	0	0.25%	8.7%	12/31/2020	1.24	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.8%
2022	4.0%
2021	2.8%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$728,114	$718,616	54,685
Receivables: investments sold	-
Payables: investments purchased	(8,997)
Net assets	$719,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$719,117	180,703	$3.98
Band 100	-	-	4.05
Band 75	-	-	4.12
Band 50	-	-	4.20
Band 25	-	-	4.27
Band 0	-	-	4.35
Total	$719,117	180,703

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,345
Mortality & expense charges			(8,364)
Net investment income (loss)			11,981

Gain (loss) on investments:
Net realized gain (loss)			489
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,886
Net gain (loss)			9,375

Increase (decrease) in net assets from operations			$21,356

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,981	$2,650
Net realized gain (loss)		489	(88,029)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,886	72,503

Increase (decrease) in net assets from operations		21,356	(12,876)

Contract owner transactions:
Proceeds from units sold		208,978	666,403
Cost of units redeemed		(125,867)	(200,017)
Account charges		(1,077)	(955)
Increase (decrease)		82,034	465,431
Net increase (decrease)		103,390	452,555
Net assets, beginning		615,727	163,172
Net assets, ending		$719,117	$615,727

Units sold		53,712	174,559
Units redeemed		(32,969)	(130,955)
Net increase (decrease)		20,743	43,604
Units outstanding, beginning		159,960	116,356
Units outstanding, ending		180,703	159,960

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,164,130
Cost of units redeemed/account charges			(417,431)
Net investment income (loss)			64,755
Net realized gain (loss)			(101,835)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,498
Net assets			$719,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.98	181	$719	1.25%	3.4%	12/31/2024	$4.05	0	$0	1.00%	3.6%	12/31/2024	$4.12	0	$0	0.75%	3.9%
12/31/2023	3.85	160	616	1.25%	-8.5%	12/31/2023	3.91	0	0	1.00%	-8.3%	12/31/2023	3.97	0	0	0.75%	-8.0%
12/31/2022	4.21	116	163	1.25%	7.5%	12/31/2022	4.26	0	0	1.00%	7.8%	12/31/2022	4.31	0	0	0.75%	8.0%
12/31/2021	3.91	0	0	1.25%	31.8%	12/31/2021	3.95	0	0	1.00%	32.2%	12/31/2021	3.99	0	0	0.75%	32.5%
12/31/2020	2.97	0	0	1.25%	-0.4%	12/31/2020	2.99	0	0	1.00%	-0.2%	12/31/2020	3.01	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.20	0	$0	0.50%	4.2%	12/31/2024	$4.27	0	$0	0.25%	4.4%	12/31/2024	$4.35	0	$0	0.00%	4.7%
12/31/2023	4.03	0	0	0.50%	-7.8%	12/31/2023	4.09	0	0	0.25%	-7.6%	12/31/2023	4.15	0	0	0.00%	-7.4%
12/31/2022	4.37	0	0	0.50%	8.3%	12/31/2022	4.42	0	0	0.25%	8.6%	12/31/2022	4.48	0	0	0.00%	8.9%
12/31/2021	4.03	0	0	0.50%	32.8%	12/31/2021	4.08	0	0	0.25%	33.1%	12/31/2021	4.12	0	0	0.00%	33.5%
12/31/2020	3.04	0	0	0.50%	0.3%	12/31/2020	3.06	0	0	0.25%	0.6%	12/31/2020	3.08	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.0%
2022	63.4%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,981	$142,067	15,255
Receivables: investments sold	2,641
Payables: investments purchased	-
Net assets	$135,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,622	131,270	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$135,622	131,270

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,567
Mortality & expense charges			(1,611)
Net investment income (loss)			3,956

Gain (loss) on investments:
Net realized gain (loss)			(117)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,255)
Net gain (loss)			(1,372)

Increase (decrease) in net assets from operations			$2,584

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,956	$3,685
Net realized gain (loss)		(117)	(11,371)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,255)	16,148

Increase (decrease) in net assets from operations		2,584	8,462

Contract owner transactions:
Proceeds from units sold		13,310	26,875
Cost of units redeemed		(504)	(84,276)
Account charges		-	-
Increase (decrease)		12,806	(57,401)
Net increase (decrease)		15,390	(48,939)
Net assets, beginning		120,232	169,171
Net assets, ending		$135,622	$120,232

Units sold		13,068	27,005
Units redeemed		(488)	(87,058)
Net increase (decrease)		12,580	(60,053)
Units outstanding, beginning		118,690	178,743
Units outstanding, ending		131,270	118,690

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$562,555
Cost of units redeemed/account charges			(402,606)
Net investment income (loss)			17,587
Net realized gain (loss)			(34,814)
Realized gain distributions			1,986
Net change in unrealized appreciation (depreciation)			(9,086)
Net assets			$135,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	131	$136	1.25%	2.0%	12/31/2024	$1.05	0	$0	1.00%	2.2%	12/31/2024	$1.07	0	$0	0.75%	2.5%
12/31/2023	1.01	119	120	1.25%	7.0%	12/31/2023	1.03	0	0	1.00%	7.3%	12/31/2023	1.04	0	0	0.75%	7.6%
12/31/2022	0.95	179	169	1.25%	-16.9%	12/31/2022	0.96	0	0	1.00%	-16.7%	12/31/2022	0.97	0	0	0.75%	-16.4%
12/31/2021	1.14	137	156	1.25%	-2.3%	12/31/2021	1.15	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.8%
12/31/2020	1.16	101	118	1.25%	6.3%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	2.8%	12/31/2024	$1.11	0	$0	0.25%	3.0%	12/31/2024	$1.13	0	$0	0.00%	3.3%
12/31/2023	1.06	0	0	0.50%	7.8%	12/31/2023	1.08	0	0	0.25%	8.1%	12/31/2023	1.09	0	0	0.00%	8.4%
12/31/2022	0.98	0	0	0.50%	-16.2%	12/31/2022	1.00	0	0	0.25%	-16.0%	12/31/2022	1.01	0	0	0.00%	-15.8%
12/31/2021	1.17	0	0	0.50%	-1.5%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.0%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.3%	12/31/2020	1.21	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.7%
2022	5.1%
2021	4.2%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Institutional Class - 06-3FC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$894
Mortality & expense charges			(541)
Net investment income (loss)			353

Gain (loss) on investments:
Net realized gain (loss)			(4,897)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,406
Net gain (loss)			509

Increase (decrease) in net assets from operations			$862

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$353	$2,135
Net realized gain (loss)		(4,897)	(1,056)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,406	5,034

Increase (decrease) in net assets from operations		862	6,113

Contract owner transactions:
Proceeds from units sold		10,279	12,943
Cost of units redeemed		(105,603)	(8,121)
Account charges		(1)	(8)
Increase (decrease)		(95,325)	4,814
Net increase (decrease)		(94,463)	10,927
Net assets, beginning		94,464	83,537
Net assets, ending		$1	$94,464

Units sold		8,373	10,988
Units redeemed		(85,330)	(6,999)
Net increase (decrease)		(76,957)	3,989
Units outstanding, beginning		76,958	72,969
Units outstanding, ending		1	76,958

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$469,058
Cost of units redeemed/account charges			(517,617)
Net investment income (loss)			31,447
Net realized gain (loss)			17,113
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	2.8%	12/31/2024	$1.28	0	$0	1.00%	3.1%	12/31/2024	$1.30	0	$0	0.75%	3.3%
12/31/2023	1.23	77	94	1.25%	7.2%	12/31/2023	1.24	0	0	1.00%	7.5%	12/31/2023	1.26	0	0	0.75%	7.8%
12/31/2022	1.14	73	84	1.25%	-12.6%	12/31/2022	1.16	0	0	1.00%	-12.4%	12/31/2022	1.17	0	0	0.75%	-12.2%
12/31/2021	1.31	79	103	1.25%	14.1%	12/31/2021	1.32	0	0	1.00%	14.4%	12/31/2021	1.33	0	0	0.75%	14.7%
12/31/2020	1.15	221	253	1.25%	7.1%	12/31/2020	1.16	0	0	1.00%	7.3%	12/31/2020	1.16	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	3.6%	12/31/2024	$1.35	0	$0	0.25%	3.9%	12/31/2024	$1.37	0	$0	0.00%	4.1%
12/31/2023	1.28	0	0	0.50%	8.0%	12/31/2023	1.30	0	0	0.25%	8.3%	12/31/2023	1.32	0	0	0.00%	8.6%
12/31/2022	1.18	0	0	0.50%	-12.0%	12/31/2022	1.20	0	0	0.25%	-11.8%	12/31/2022	1.21	0	0	0.00%	-11.5%
12/31/2021	1.35	0	0	0.50%	15.0%	12/31/2021	1.36	0	0	0.25%	15.3%	12/31/2021	1.37	0	0	0.00%	15.6%
12/31/2020	1.17	0	0	0.50%	7.9%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	3.6%
2022	6.5%
2021	6.2%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,910	$390,578	38,755
Receivables: investments sold	-
Payables: investments purchased	(1,073)
Net assets	$384,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$384,837	352,771	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$384,837	352,771

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,254
Mortality & expense charges			(3,805)
Net investment income (loss)			9,449

Gain (loss) on investments:
Net realized gain (loss)			(192)
Realized gain distributions			2,514
Net change in unrealized appreciation (depreciation)			1,674
Net gain (loss)			3,996

Increase (decrease) in net assets from operations			$13,445

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,449	$4,537
Net realized gain (loss)		(192)	(6,605)
Realized gain distributions		2,514	-
Net change in unrealized appreciation (depreciation)		1,674	22,009

Increase (decrease) in net assets from operations		13,445	19,941

Contract owner transactions:
Proceeds from units sold		120,589	61,148
Cost of units redeemed		(10,052)	(69,539)
Account charges		(577)	(322)
Increase (decrease)		109,960	(8,713)
Net increase (decrease)		123,405	11,228
Net assets, beginning		261,432	250,204
Net assets, ending		$384,837	$261,432

Units sold		113,063	61,616
Units redeemed		(10,401)	(70,378)
Net increase (decrease)		102,662	(8,762)
Units outstanding, beginning		250,109	258,871
Units outstanding, ending		352,771	250,109

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$665,963
Cost of units redeemed/account charges			(296,807)
Net investment income (loss)			18,633
Net realized gain (loss)			(5,282)
Realized gain distributions			6,998
Net change in unrealized appreciation (depreciation)			(4,668)
Net assets			$384,837

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	353	$385	1.25%	4.4%	12/31/2024	$1.11	0	$0	1.00%	4.6%	12/31/2024	$1.13	0	$0	0.75%	4.9%
12/31/2023	1.05	250	261	1.25%	8.1%	12/31/2023	1.06	0	0	1.00%	8.4%	12/31/2023	1.07	0	0	0.75%	8.7%
12/31/2022	0.97	259	250	1.25%	-11.0%	12/31/2022	0.98	0	0	1.00%	-10.7%	12/31/2022	0.99	0	0	0.75%	-10.5%
12/31/2021	1.09	148	161	1.25%	-2.9%	12/31/2021	1.09	0	0	1.00%	-2.6%	12/31/2021	1.10	0	0	0.75%	-2.4%
12/31/2020	1.12	140	157	1.25%	4.9%	12/31/2020	1.12	0	0	1.00%	5.1%	12/31/2020	1.13	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	5.2%	12/31/2024	$1.16	0	$0	0.25%	5.4%	12/31/2024	$1.18	0	$0	0.00%	5.7%
12/31/2023	1.09	0	0	0.50%	9.0%	12/31/2023	1.10	0	0	0.25%	9.2%	12/31/2023	1.12	0	0	0.00%	9.5%
12/31/2022	1.00	0	0	0.50%	-10.3%	12/31/2022	1.01	0	0	0.25%	-10.1%	12/31/2022	1.02	0	0	0.00%	-9.8%
12/31/2021	1.11	0	0	0.50%	-2.2%	12/31/2021	1.12	0	0	0.25%	-1.9%	12/31/2021	1.13	0	0	0.00%	-1.7%
12/31/2020	1.14	0	0	0.50%	5.7%	12/31/2020	1.14	0	0	0.25%	5.9%	12/31/2020	1.15	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	2.9%
2022	2.4%
2021	1.5%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	1.25%	-3.8%	12/31/2024	$0.96	0	$0	1.00%	-3.6%	12/31/2024	$0.97	0	$0	0.75%	-3.3%
12/31/2023	0.98	0	0	1.25%	5.8%	12/31/2023	0.99	0	0	1.00%	6.1%	12/31/2023	1.01	0	0	0.75%	6.4%
12/31/2022	0.92	0	0	1.25%	-28.8%	12/31/2022	0.93	0	0	1.00%	-28.6%	12/31/2022	0.95	0	0	0.75%	-28.4%
12/31/2021	1.30	0	0	1.25%	-3.1%	12/31/2021	1.31	0	0	1.00%	-2.9%	12/31/2021	1.32	0	0	0.75%	-2.7%
12/31/2020	1.34	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-3.1%	12/31/2024	$1.01	0	$0	0.25%	-2.8%	12/31/2024	$1.02	0	$0	0.00%	-2.6%
12/31/2023	1.02	0	0	0.50%	6.6%	12/31/2023	1.04	0	0	0.25%	6.9%	12/31/2023	1.05	0	0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-28.2%	12/31/2022	0.97	0	0	0.25%	-28.1%	12/31/2022	0.98	0	0	0.00%	-27.9%
12/31/2021	1.33	0	0	0.50%	-2.4%	12/31/2021	1.35	0	0	0.25%	-2.2%	12/31/2021	1.36	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	16.8%	12/31/2020	1.38	0	0	0.25%	17.1%	12/31/2020	1.39	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.27
Band 100	-	-	3.33
Band 75	-	-	3.38
Band 50	-	-	3.44
Band 25	-	-	3.50
Band 0	-	-	3.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.27	0	$0	1.25%	-7.2%	12/31/2024	$3.33	0	$0	1.00%	-6.9%	12/31/2024	$3.38	0	$0	0.75%	-6.7%
12/31/2023	3.52	0	0	1.25%	1.9%	12/31/2023	3.57	0	0	1.00%	2.2%	12/31/2023	3.63	0	0	0.75%	2.4%
12/31/2022	3.46	0	0	1.25%	-30.1%	12/31/2022	3.50	0	0	1.00%	-29.9%	12/31/2022	3.54	0	0	0.75%	-29.8%
12/31/2021	4.94	0	0	1.25%	-6.1%	12/31/2021	4.99	0	0	1.00%	-5.8%	12/31/2021	5.04	0	0	0.75%	-5.6%
12/31/2020	5.26	0	0	1.25%	16.1%	12/31/2020	5.30	0	0	1.00%	16.4%	12/31/2020	5.34	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	-6.5%	12/31/2024	$3.50	0	$0	0.25%	-6.2%	12/31/2024	$3.56	0	$0	0.00%	-6.0%
12/31/2023	3.68	0	0	0.50%	2.7%	12/31/2023	3.73	0	0	0.25%	2.9%	12/31/2023	3.79	0	0	0.00%	3.2%
12/31/2022	3.58	0	0	0.50%	-29.6%	12/31/2022	3.63	0	0	0.25%	-29.4%	12/31/2022	3.67	0	0	0.00%	-29.2%
12/31/2021	5.09	0	0	0.50%	-5.4%	12/31/2021	5.14	0	0	0.25%	-5.1%	12/31/2021	5.18	0	0	0.00%	-4.9%
12/31/2020	5.38	0	0	0.50%	17.0%	12/31/2020	5.41	0	0	0.25%	17.3%	12/31/2020	5.45	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus AllianzGI Small Cap R6 Class - 06-3YT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,472	$5,250	229
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,470	3,517	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$5,470	3,517

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31
Mortality & expense charges			(246)
Net investment income (loss)			(215)

Gain (loss) on investments:
Net realized gain (loss)			3,689
Realized gain distributions			500
Net change in unrealized appreciation (depreciation)			35
Net gain (loss)			4,224

Increase (decrease) in net assets from operations			$4,009

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(215)	$(23)
Net realized gain (loss)		3,689	(70)
Realized gain distributions		500	299
Net change in unrealized appreciation (depreciation)		35	1,427

Increase (decrease) in net assets from operations		4,009	1,633

Contract owner transactions:
Proceeds from units sold		7,412	6,899
Cost of units redeemed		(23,520)	(342)
Account charges		(33)	(32)
Increase (decrease)		(16,141)	6,525
Net increase (decrease)		(12,132)	8,158
Net assets, beginning		17,602	9,444
Net assets, ending		$5,470	$17,602

Units sold		5,537	5,599
Units redeemed		(15,388)	(318)
Net increase (decrease)		(9,851)	5,281
Units outstanding, beginning		13,368	8,087
Units outstanding, ending		3,517	13,368

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,252
Cost of units redeemed/account charges			(27,233)
Net investment income (loss)			(279)
Net realized gain (loss)			3,223
Realized gain distributions			1,285
Net change in unrealized appreciation (depreciation)			222
Net assets			$5,470

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	4	$5	1.25%	18.1%	12/31/2024	$1.58	0	$0	1.00%	18.4%	12/31/2024	$1.60	0	$0	0.75%	18.7%
12/31/2023	1.32	13	18	1.25%	12.8%	12/31/2023	1.33	0	0	1.00%	13.0%	12/31/2023	1.35	0	0	0.75%	13.3%
12/31/2022	1.17	8	9	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.44	1	1	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.46	0	0	0.75%	18.5%
12/31/2020	1.22	0	0	1.25%	15.6%	12/31/2020	1.23	0	0	1.00%	15.9%	12/31/2020	1.23	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	19.0%	12/31/2024	$1.64	0	$0	0.25%	19.3%	12/31/2024	$1.67	0	$0	0.00%	19.6%
12/31/2023	1.36	0	0	0.50%	13.6%	12/31/2023	1.38	0	0	0.25%	13.9%	12/31/2023	1.39	0	0	0.00%	14.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.47	0	0	0.50%	18.8%	12/31/2021	1.48	0	0	0.25%	19.0%	12/31/2021	1.49	0	0	0.00%	19.3%
12/31/2020	1.24	0	0	0.50%	16.5%	12/31/2020	1.24	0	0	0.25%	16.8%	12/31/2020	1.25	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	1.0%
2022	1.2%
2021	0.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$418,863	$406,718	43,780
Receivables: investments sold	-
Payables: investments purchased	(1,632)
Net assets	$417,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$417,231	389,508	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$417,231	389,508

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,963
Mortality & expense charges			(5,283)
Net investment income (loss)			13,680

Gain (loss) on investments:
Net realized gain (loss)			3,199
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,322)
Net gain (loss)			877

Increase (decrease) in net assets from operations			$14,557

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,680	$3,200
Net realized gain (loss)		3,199	(27)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,322)	14,467

Increase (decrease) in net assets from operations		14,557	17,640

Contract owner transactions:
Proceeds from units sold		73,766	408,962
Cost of units redeemed		(74,879)	(22,295)
Account charges		(420)	(100)
Increase (decrease)		(1,533)	386,567
Net increase (decrease)		13,024	404,207
Net assets, beginning		404,207	-
Net assets, ending		$417,231	$404,207

Units sold		81,500	417,060
Units redeemed		(82,641)	(26,411)
Net increase (decrease)		(1,141)	390,649
Units outstanding, beginning		390,649	-
Units outstanding, ending		389,508	390,649

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$482,728
Cost of units redeemed/account charges			(97,694)
Net investment income (loss)			16,880
Net realized gain (loss)			3,172
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,145
Net assets			$417,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	390	$417	1.25%	3.5%	12/31/2024	$1.09	0	$0	1.00%	3.8%	12/31/2024	$1.10	0	$0	0.75%	4.0%
12/31/2023	1.03	391	404	1.25%	5.9%	12/31/2023	1.05	0	0	1.00%	6.2%	12/31/2023	1.06	0	0	0.75%	6.4%
12/31/2022	0.98	0	0	1.25%	-6.5%	12/31/2022	0.99	0	0	1.00%	-6.3%	12/31/2022	0.99	0	0	0.75%	-6.1%
12/31/2021	1.05	0	0	1.25%	-1.8%	12/31/2021	1.05	0	0	1.00%	-1.5%	12/31/2021	1.06	0	0	0.75%	-1.3%
12/31/2020	1.06	0	0	1.25%	6.0%	12/31/2020	1.07	0	0	1.00%	6.3%	12/31/2020	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	4.3%	12/31/2024	$1.13	0	$0	0.25%	4.6%	12/31/2024	$1.14	0	$0	0.00%	4.8%
12/31/2023	1.07	0	0	0.50%	6.7%	12/31/2023	1.08	0	0	0.25%	7.0%	12/31/2023	1.09	0	0	0.00%	7.2%
12/31/2022	1.00	0	0	0.50%	-5.8%	12/31/2022	1.01	0	0	0.25%	-5.6%	12/31/2022	1.02	0	0	0.00%	-5.4%
12/31/2021	1.06	0	0	0.50%	-1.0%	12/31/2021	1.07	0	0	0.25%	-0.8%	12/31/2021	1.08	0	0	0.00%	-0.5%
12/31/2020	1.07	0	0	0.50%	6.8%	12/31/2020	1.08	0	0	0.25%	7.1%	12/31/2020	1.08	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,507,312	$1,510,134	178,671
Receivables: investments sold	-
Payables: investments purchased	(6,474)
Net assets	$1,500,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,500,838	947,294	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$1,500,838	947,294

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$126,461
Mortality & expense charges			(13,164)
Net investment income (loss)			113,297

Gain (loss) on investments:
Net realized gain (loss)			9,421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,409)
Net gain (loss)			(8,988)

Increase (decrease) in net assets from operations			$104,309

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$113,297	$57,571
Net realized gain (loss)		9,421	2,400
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(18,409)	51,726

Increase (decrease) in net assets from operations		104,309	111,697

Contract owner transactions:
Proceeds from units sold		1,133,764	249,703
Cost of units redeemed		(495,627)	(132,744)
Account charges		(2,364)	(1,595)
Increase (decrease)		635,773	115,364
Net increase (decrease)		740,082	227,061
Net assets, beginning		760,756	533,695
Net assets, ending		$1,500,838	$760,756

Units sold		718,400	190,845
Units redeemed		(315,825)	(102,278)
Net increase (decrease)		402,575	88,567
Units outstanding, beginning		544,719	456,152
Units outstanding, ending		947,294	544,719

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,390,907
Cost of units redeemed/account charges			(1,160,260)
Net investment income (loss)			234,536
Net realized gain (loss)			7,205
Realized gain distributions			31,272
Net change in unrealized appreciation (depreciation)			(2,822)
Net assets			$1,500,838

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	947	$1,501	1.25%	13.4%	12/31/2024	$1.61	0	$0	1.00%	13.7%	12/31/2024	$1.63	0	$0	0.75%	14.0%
12/31/2023	1.40	545	761	1.25%	19.4%	12/31/2023	1.41	0	0	1.00%	19.7%	12/31/2023	1.43	0	0	0.75%	20.0%
12/31/2022	1.17	456	534	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.19	0	0	0.75%	-9.5%
12/31/2021	1.30	470	610	1.25%	16.9%	12/31/2021	1.31	0	0	1.00%	17.2%	12/31/2021	1.32	0	0	0.75%	17.5%
12/31/2020	1.11	420	467	1.25%	3.2%	12/31/2020	1.12	0	0	1.00%	3.5%	12/31/2020	1.12	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	14.3%	12/31/2024	$1.68	0	$0	0.25%	14.6%	12/31/2024	$1.70	0	$0	0.00%	14.9%
12/31/2023	1.45	0	0	0.50%	20.3%	12/31/2023	1.46	0	0	0.25%	20.6%	12/31/2023	1.48	0	0	0.00%	20.9%
12/31/2022	1.20	0	0	0.50%	-9.3%	12/31/2022	1.21	0	0	0.25%	-9.1%	12/31/2022	1.23	0	0	0.00%	-8.8%
12/31/2021	1.33	0	0	0.50%	17.8%	12/31/2021	1.33	0	0	0.25%	18.1%	12/31/2021	1.34	0	0	0.00%	18.4%
12/31/2020	1.13	0	0	0.50%	4.0%	12/31/2020	1.13	0	0	0.25%	4.3%	12/31/2020	1.13	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	11.2%
2023	10.1%
2022	5.0%
2021	7.7%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	1.25%	0.5%	12/31/2024	$0.95	0	$0	1.00%	0.8%	12/31/2024	$0.96	0	$0	0.75%	1.0%
12/31/2023	0.93	0	0	1.25%	5.0%	12/31/2023	0.94	0	0	1.00%	5.3%	12/31/2023	0.95	0	0	0.75%	5.5%
12/31/2022	0.89	0	0	1.25%	-14.1%	12/31/2022	0.90	0	0	1.00%	-13.8%	12/31/2022	0.90	0	0	0.75%	-13.6%
12/31/2021	1.03	0	0	1.25%	-1.9%	12/31/2021	1.04	0	0	1.00%	-1.6%	12/31/2021	1.05	0	0	0.75%	-1.4%
12/31/2020	1.05	0	0	1.25%	4.5%	12/31/2020	1.06	0	0	1.00%	4.8%	12/31/2020	1.06	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	1.3%	12/31/2024	$0.99	0	$0	0.25%	1.5%	12/31/2024	$1.00	0	$0	0.00%	1.8%
12/31/2023	0.96	0	0	0.50%	5.8%	12/31/2023	0.97	0	0	0.25%	6.1%	12/31/2023	0.98	0	0	0.00%	6.3%
12/31/2022	0.91	0	0	0.50%	-13.4%	12/31/2022	0.92	0	0	0.25%	-13.2%	12/31/2022	0.93	0	0	0.00%	-13.0%
12/31/2021	1.05	0	0	0.50%	-1.1%	12/31/2021	1.06	0	0	0.25%	-0.9%	12/31/2021	1.06	0	0	0.00%	-0.6%
12/31/2020	1.06	0	0	0.50%	5.3%	12/31/2020	1.07	0	0	0.25%	5.5%	12/31/2020	1.07	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Inst Class - 06-49F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,205	$466,449	40,688
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$486,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,231	390,781	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$486,231	390,781

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,010
Mortality & expense charges			(6,929)
Net investment income (loss)			17,081

Gain (loss) on investments:
Net realized gain (loss)			28,056
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,374)
Net gain (loss)			6,682

Increase (decrease) in net assets from operations			$23,763

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,081	$17,112
Net realized gain (loss)		28,056	(613)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(21,374)	51,115

Increase (decrease) in net assets from operations		23,763	67,614

Contract owner transactions:
Proceeds from units sold		105,476	986,397
Cost of units redeemed		(543,258)	(426,454)
Account charges		(1,500)	(1,194)
Increase (decrease)		(439,282)	558,749
Net increase (decrease)		(415,519)	626,363
Net assets, beginning		901,750	275,387
Net assets, ending		$486,231	$901,750

Units sold		88,012	889,382
Units redeemed		(457,698)	(385,502)
Net increase (decrease)		(369,686)	503,880
Units outstanding, beginning		760,467	256,587
Units outstanding, ending		390,781	760,467

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,419,561
Cost of units redeemed/account charges			(1,021,971)
Net investment income (loss)			37,529
Net realized gain (loss)			26,844
Realized gain distributions			4,512
Net change in unrealized appreciation (depreciation)			19,756
Net assets			$486,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	391	$486	1.25%	4.9%	12/31/2024	$1.26	0	$0	1.00%	5.2%	12/31/2024	$1.28	0	$0	0.75%	5.5%
12/31/2023	1.19	760	902	1.25%	10.5%	12/31/2023	1.20	0	0	1.00%	10.8%	12/31/2023	1.21	0	0	0.75%	11.0%
12/31/2022	1.07	257	275	1.25%	-17.9%	12/31/2022	1.08	0	0	1.00%	-17.7%	12/31/2022	1.09	0	0	0.75%	-17.5%
12/31/2021	1.31	0	0	1.25%	9.6%	12/31/2021	1.31	0	0	1.00%	9.8%	12/31/2021	1.32	0	0	0.75%	10.1%
12/31/2020	1.19	0	0	1.25%	13.7%	12/31/2020	1.20	0	0	1.00%	14.0%	12/31/2020	1.20	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	5.7%	12/31/2024	$1.31	0	$0	0.25%	6.0%	12/31/2024	$1.33	0	$0	0.00%	6.3%
12/31/2023	1.22	0	0	0.50%	11.3%	12/31/2023	1.24	0	0	0.25%	11.6%	12/31/2023	1.25	0	0	0.00%	11.9%
12/31/2022	1.10	0	0	0.50%	-17.3%	12/31/2022	1.11	0	0	0.25%	-17.0%	12/31/2022	1.12	0	0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.4%	12/31/2021	1.34	0	0	0.25%	10.7%	12/31/2021	1.35	0	0	0.00%	10.9%
12/31/2020	1.20	0	0	0.50%	14.6%	12/31/2020	1.21	0	0	0.25%	14.8%	12/31/2020	1.21	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	4.8%
2022	3.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Inst Class - 06-49G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,330,932	$2,145,672	178,626
Receivables: investments sold	143
Payables: investments purchased	-
Net assets	$2,331,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,331,075	1,781,349	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$2,331,075	1,781,349

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$94,057
Mortality & expense charges			(30,065)
Net investment income (loss)			63,992

Gain (loss) on investments:
Net realized gain (loss)			52,108
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,726
Net gain (loss)			95,834

Increase (decrease) in net assets from operations			$159,826

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63,992	$40,604
Net realized gain (loss)		52,108	2,227
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		43,726	177,404

Increase (decrease) in net assets from operations		159,826	220,235

Contract owner transactions:
Proceeds from units sold		207,838	1,515,013
Cost of units redeemed		(670,029)	(83,249)
Account charges		(5,857)	(3,262)
Increase (decrease)		(468,048)	1,428,502
Net increase (decrease)		(308,222)	1,648,737
Net assets, beginning		2,639,297	990,560
Net assets, ending		$2,331,075	$2,639,297

Units sold		162,781	1,322,523
Units redeemed		(538,686)	(74,473)
Net increase (decrease)		(375,905)	1,248,050
Units outstanding, beginning		2,157,254	909,204
Units outstanding, ending		1,781,349	2,157,254

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,726,464
Cost of units redeemed/account charges			(764,160)
Net investment income (loss)			114,116
Net realized gain (loss)			54,321
Realized gain distributions			15,074
Net change in unrealized appreciation (depreciation)			185,260
Net assets			$2,331,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	1,781	$2,331	1.25%	7.0%	12/31/2024	$1.33	0	$0	1.00%	7.2%	12/31/2024	$1.34	0	$0	0.75%	7.5%
12/31/2023	1.22	2,157	2,639	1.25%	12.3%	12/31/2023	1.24	0	0	1.00%	12.6%	12/31/2023	1.25	0	0	0.75%	12.9%
12/31/2022	1.09	909	991	1.25%	-18.5%	12/31/2022	1.10	0	0	1.00%	-18.3%	12/31/2022	1.11	0	0	0.75%	-18.1%
12/31/2021	1.34	0	0	1.25%	11.6%	12/31/2021	1.34	0	0	1.00%	11.8%	12/31/2021	1.35	0	0	0.75%	12.1%
12/31/2020	1.20	0	0	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.1%	12/31/2020	1.21	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	7.8%	12/31/2024	$1.38	0	$0	0.25%	8.0%	12/31/2024	$1.40	0	$0	0.00%	8.3%
12/31/2023	1.26	0	0	0.50%	13.1%	12/31/2023	1.28	0	0	0.25%	13.4%	12/31/2023	1.29	0	0	0.00%	13.7%
12/31/2022	1.12	0	0	0.50%	-17.9%	12/31/2022	1.13	0	0	0.25%	-17.7%	12/31/2022	1.14	0	0	0.00%	-17.5%
12/31/2021	1.36	0	0	0.50%	12.4%	12/31/2021	1.37	0	0	0.25%	12.7%	12/31/2021	1.38	0	0	0.00%	13.0%
12/31/2020	1.21	0	0	0.50%	13.7%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.22	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	3.6%
2022	3.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Inst Class - 06-49H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,119,298	$999,404	78,709
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$1,119,255

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,119,255	799,127	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$1,119,255	799,127

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,031
Mortality & expense charges			(14,335)
Net investment income (loss)			27,696

Gain (loss) on investments:
Net realized gain (loss)			38,500
Realized gain distributions			4,253
Net change in unrealized appreciation (depreciation)			26,962
Net gain (loss)			69,715

Increase (decrease) in net assets from operations			$97,411

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,696	$17,957
Net realized gain (loss)		38,500	9,712
Realized gain distributions		4,253	-
Net change in unrealized appreciation (depreciation)		26,962	99,031

Increase (decrease) in net assets from operations		97,411	126,700

Contract owner transactions:
Proceeds from units sold		102,319	1,008,638
Cost of units redeemed		(395,149)	(233,153)
Account charges		(3,384)	(2,356)
Increase (decrease)		(296,214)	773,129
Net increase (decrease)		(198,803)	899,829
Net assets, beginning		1,318,058	418,229
Net assets, ending		$1,119,255	$1,318,058

Units sold		75,107	851,848
Units redeemed		(302,185)	(198,235)
Net increase (decrease)		(227,078)	653,613
Units outstanding, beginning		1,026,205	372,592
Units outstanding, ending		799,127	1,026,205

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,642,351
Cost of units redeemed/account charges			(750,641)
Net investment income (loss)			49,879
Net realized gain (loss)			48,245
Realized gain distributions			9,527
Net change in unrealized appreciation (depreciation)			119,894
Net assets			$1,119,255

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	799	$1,119	1.25%	9.0%	12/31/2024	$1.42	0	$0	1.00%	9.3%	12/31/2024	$1.44	0	$0	0.75%	9.6%
12/31/2023	1.28	1,026	1,318	1.25%	14.4%	12/31/2023	1.30	0	0	1.00%	14.7%	12/31/2023	1.31	0	0	0.75%	15.0%
12/31/2022	1.12	373	418	1.25%	-18.1%	12/31/2022	1.13	0	0	1.00%	-17.9%	12/31/2022	1.14	0	0	0.75%	-17.7%
12/31/2021	1.37	0	0	1.25%	13.6%	12/31/2021	1.38	0	0	1.00%	13.9%	12/31/2021	1.39	0	0	0.75%	14.2%
12/31/2020	1.21	0	0	1.25%	12.3%	12/31/2020	1.21	0	0	1.00%	12.6%	12/31/2020	1.21	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	9.9%	12/31/2024	$1.48	0	$0	0.25%	10.1%	12/31/2024	$1.50	0	$0	0.00%	10.4%
12/31/2023	1.33	0	0	0.50%	15.3%	12/31/2023	1.34	0	0	0.25%	15.6%	12/31/2023	1.36	0	0	0.00%	15.9%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.39	0	0	0.50%	14.5%	12/31/2021	1.40	0	0	0.25%	14.8%	12/31/2021	1.41	0	0	0.00%	15.1%
12/31/2020	1.22	0	0	0.50%	13.2%	12/31/2020	1.22	0	0	0.25%	13.4%	12/31/2020	1.23	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.5%
2022	3.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Inst Class - 06-49J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,144,377	$987,291	75,651
Receivables: investments sold	4,018
Payables: investments purchased	-
Net assets	$1,148,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,148,395	779,459	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$1,148,395	779,459

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$40,472
Mortality & expense charges			(14,218)
Net investment income (loss)			26,254

Gain (loss) on investments:
Net realized gain (loss)			62,379
Realized gain distributions			2,289
Net change in unrealized appreciation (depreciation)			22,832
Net gain (loss)			87,500

Increase (decrease) in net assets from operations			$113,754

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,254	$16,273
Net realized gain (loss)		62,379	3,508
Realized gain distributions		2,289	-
Net change in unrealized appreciation (depreciation)		22,832	139,327

Increase (decrease) in net assets from operations		113,754	159,108

Contract owner transactions:
Proceeds from units sold		157,141	689,016
Cost of units redeemed		(491,932)	(60,139)
Account charges		(2,558)	(2,025)
Increase (decrease)		(337,349)	626,852
Net increase (decrease)		(223,595)	785,960
Net assets, beginning		1,371,990	586,030
Net assets, ending		$1,148,395	$1,371,990

Units sold		108,965	587,474
Units redeemed		(361,656)	(65,851)
Net increase (decrease)		(252,691)	521,623
Units outstanding, beginning		1,032,150	510,527
Units outstanding, ending		779,459	1,032,150

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,652,452
Cost of units redeemed/account charges			(784,508)
Net investment income (loss)			47,353
Net realized gain (loss)			66,420
Realized gain distributions			9,592
Net change in unrealized appreciation (depreciation)			157,086
Net assets			$1,148,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	779	$1,148	1.25%	10.8%	12/31/2024	$1.49	0	$0	1.00%	11.1%	12/31/2024	$1.51	0	$0	0.75%	11.4%
12/31/2023	1.33	1,032	1,372	1.25%	15.8%	12/31/2023	1.34	0	0	1.00%	16.1%	12/31/2023	1.36	0	0	0.75%	16.4%
12/31/2022	1.15	511	586	1.25%	-18.2%	12/31/2022	1.16	0	0	1.00%	-18.0%	12/31/2022	1.17	0	0	0.75%	-17.8%
12/31/2021	1.40	0	0	1.25%	15.2%	12/31/2021	1.41	0	0	1.00%	15.4%	12/31/2021	1.42	0	0	0.75%	15.7%
12/31/2020	1.22	0	0	1.25%	12.4%	12/31/2020	1.22	0	0	1.00%	12.7%	12/31/2020	1.23	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	11.7%	12/31/2024	$1.55	0	$0	0.25%	12.0%	12/31/2024	$1.58	0	$0	0.00%	12.2%
12/31/2023	1.37	0	0	0.50%	16.7%	12/31/2023	1.39	0	0	0.25%	17.0%	12/31/2023	1.40	0	0	0.00%	17.3%
12/31/2022	1.18	0	0	0.50%	-17.6%	12/31/2022	1.19	0	0	0.25%	-17.4%	12/31/2022	1.20	0	0	0.00%	-17.2%
12/31/2021	1.43	0	0	0.50%	16.0%	12/31/2021	1.44	0	0	0.25%	16.3%	12/31/2021	1.44	0	0	0.00%	16.6%
12/31/2020	1.23	0	0	0.50%	13.2%	12/31/2020	1.23	0	0	0.25%	13.5%	12/31/2020	1.24	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.1%
2022	2.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Inst Class - 06-49K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,177,760	$1,022,492	74,998
Receivables: investments sold	-
Payables: investments purchased	(280)
Net assets	$1,177,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,177,480	771,182	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$1,177,480	771,182

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$39,469
Mortality & expense charges			(14,175)
Net investment income (loss)			25,294

Gain (loss) on investments:
Net realized gain (loss)			32,270
Realized gain distributions			8,749
Net change in unrealized appreciation (depreciation)			58,954
Net gain (loss)			99,973

Increase (decrease) in net assets from operations			$125,267

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,294	$11,588
Net realized gain (loss)		32,270	20,380
Realized gain distributions		8,749	-
Net change in unrealized appreciation (depreciation)		58,954	99,023

Increase (decrease) in net assets from operations		125,267	130,991

Contract owner transactions:
Proceeds from units sold		153,883	788,066
Cost of units redeemed		(240,428)	(265,274)
Account charges		(4,559)	(3,200)
Increase (decrease)		(91,104)	519,592
Net increase (decrease)		34,163	650,583
Net assets, beginning		1,143,317	492,734
Net assets, ending		$1,177,480	$1,143,317

Units sold		109,787	643,685
Units redeemed		(177,444)	(227,596)
Net increase (decrease)		(67,657)	416,089
Units outstanding, beginning		838,839	422,750
Units outstanding, ending		771,182	838,839

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,622,043
Cost of units redeemed/account charges			(707,655)
Net investment income (loss)			40,449
Net realized gain (loss)			52,644
Realized gain distributions			14,731
Net change in unrealized appreciation (depreciation)			155,268
Net assets			$1,177,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	771	$1,177	1.25%	12.0%	12/31/2024	$1.55	0	$0	1.00%	12.3%	12/31/2024	$1.57	0	$0	0.75%	12.6%
12/31/2023	1.36	839	1,143	1.25%	16.9%	12/31/2023	1.38	0	0	1.00%	17.2%	12/31/2023	1.39	0	0	0.75%	17.5%
12/31/2022	1.17	423	493	1.25%	-18.3%	12/31/2022	1.18	0	0	1.00%	-18.1%	12/31/2022	1.19	0	0	0.75%	-17.9%
12/31/2021	1.43	0	0	1.25%	16.2%	12/31/2021	1.44	0	0	1.00%	16.5%	12/31/2021	1.44	0	0	0.75%	16.8%
12/31/2020	1.23	0	0	1.25%	12.5%	12/31/2020	1.23	0	0	1.00%	12.8%	12/31/2020	1.24	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	12.9%	12/31/2024	$1.61	0	$0	0.25%	13.2%	12/31/2024	$1.63	0	$0	0.00%	13.4%
12/31/2023	1.41	0	0	0.50%	17.8%	12/31/2023	1.42	0	0	0.25%	18.1%	12/31/2023	1.44	0	0	0.00%	18.4%
12/31/2022	1.20	0	0	0.50%	-17.7%	12/31/2022	1.21	0	0	0.25%	-17.5%	12/31/2022	1.22	0	0	0.00%	-17.3%
12/31/2021	1.45	0	0	0.50%	17.1%	12/31/2021	1.46	0	0	0.25%	17.4%	12/31/2021	1.47	0	0	0.00%	17.7%
12/31/2020	1.24	0	0	0.50%	13.4%	12/31/2020	1.24	0	0	0.25%	13.7%	12/31/2020	1.25	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	2.8%
2022	2.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Inst Class - 06-49M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,381,454	$1,222,863	86,054
Receivables: investments sold	-
Payables: investments purchased	(284)
Net assets	$1,381,170

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,381,170	885,580	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$1,381,170	885,580

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,599
Mortality & expense charges			(15,612)
Net investment income (loss)			26,987

Gain (loss) on investments:
Net realized gain (loss)			22,480
Realized gain distributions			16,638
Net change in unrealized appreciation (depreciation)			74,459
Net gain (loss)			113,577

Increase (decrease) in net assets from operations			$140,564

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,987	$12,418
Net realized gain (loss)		22,480	14,684
Realized gain distributions		16,638	-
Net change in unrealized appreciation (depreciation)		74,459	88,621

Increase (decrease) in net assets from operations		140,564	115,723

Contract owner transactions:
Proceeds from units sold		270,723	890,418
Cost of units redeemed		(181,320)	(157,912)
Account charges		(5,267)	(2,571)
Increase (decrease)		84,136	729,935
Net increase (decrease)		224,700	845,658
Net assets, beginning		1,156,470	310,812
Net assets, ending		$1,381,170	$1,156,470

Units sold		179,073	694,198
Units redeemed		(129,540)	(122,518)
Net increase (decrease)		49,533	571,680
Units outstanding, beginning		836,047	264,367
Units outstanding, ending		885,580	836,047

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,514,623
Cost of units redeemed/account charges			(391,384)
Net investment income (loss)			41,131
Net realized gain (loss)			37,863
Realized gain distributions			20,346
Net change in unrealized appreciation (depreciation)			158,591
Net assets			$1,381,170

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	886	$1,381	1.25%	12.7%	12/31/2024	$1.58	0	$0	1.00%	13.0%	12/31/2024	$1.60	0	$0	0.75%	13.3%
12/31/2023	1.38	836	1,156	1.25%	17.7%	12/31/2023	1.40	0	0	1.00%	17.9%	12/31/2023	1.41	0	0	0.75%	18.2%
12/31/2022	1.18	264	311	1.25%	-18.3%	12/31/2022	1.19	0	0	1.00%	-18.1%	12/31/2022	1.20	0	0	0.75%	-17.9%
12/31/2021	1.44	0	0	1.25%	17.0%	12/31/2021	1.45	0	0	1.00%	17.3%	12/31/2021	1.46	0	0	0.75%	17.6%
12/31/2020	1.23	0	0	1.25%	12.3%	12/31/2020	1.23	0	0	1.00%	12.6%	12/31/2020	1.24	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	13.6%	12/31/2024	$1.65	0	$0	0.25%	13.9%	12/31/2024	$1.67	0	$0	0.00%	14.2%
12/31/2023	1.43	0	0	0.50%	18.5%	12/31/2023	1.44	0	0	0.25%	18.8%	12/31/2023	1.46	0	0	0.00%	19.1%
12/31/2022	1.21	0	0	0.50%	-17.7%	12/31/2022	1.22	0	0	0.25%	-17.5%	12/31/2022	1.23	0	0	0.00%	-17.3%
12/31/2021	1.46	0	0	0.50%	17.9%	12/31/2021	1.47	0	0	0.25%	18.2%	12/31/2021	1.48	0	0	0.00%	18.5%
12/31/2020	1.24	0	0	0.50%	13.2%	12/31/2020	1.25	0	0	0.25%	13.4%	12/31/2020	1.25	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	2.9%
2022	2.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Inst Class - 06-49N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$951,080	$816,789	57,873
Receivables: investments sold	-
Payables: investments purchased	(225)
Net assets	$950,855

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$950,855	604,839	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$950,855	604,839

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$29,923
Mortality & expense charges			(11,560)
Net investment income (loss)			18,363

Gain (loss) on investments:
Net realized gain (loss)			38,591
Realized gain distributions			7,859
Net change in unrealized appreciation (depreciation)			46,830
Net gain (loss)			93,280

Increase (decrease) in net assets from operations			$111,643

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,363	$9,125
Net realized gain (loss)		38,591	4,821
Realized gain distributions		7,859	1,456
Net change in unrealized appreciation (depreciation)		46,830	86,147

Increase (decrease) in net assets from operations		111,643	101,549

Contract owner transactions:
Proceeds from units sold		167,609	596,472
Cost of units redeemed		(263,862)	(77,165)
Account charges		(3,971)	(3,033)
Increase (decrease)		(100,224)	516,274
Net increase (decrease)		11,419	617,823
Net assets, beginning		939,436	321,613
Net assets, ending		$950,855	$939,436

Units sold		111,258	469,156
Units redeemed		(182,860)	(66,133)
Net increase (decrease)		(71,602)	403,023
Units outstanding, beginning		676,441	273,418
Units outstanding, ending		604,839	676,441

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,276,022
Cost of units redeemed/account charges			(545,192)
Net investment income (loss)			29,846
Net realized gain (loss)			43,198
Realized gain distributions			12,690
Net change in unrealized appreciation (depreciation)			134,291
Net assets			$950,855

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	605	$951	1.25%	13.2%	12/31/2024	$1.59	0	$0	1.00%	13.5%	12/31/2024	$1.61	0	$0	0.75%	13.8%
12/31/2023	1.39	676	939	1.25%	18.1%	12/31/2023	1.40	0	0	1.00%	18.4%	12/31/2023	1.42	0	0	0.75%	18.7%
12/31/2022	1.18	273	322	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.9%	12/31/2022	1.20	0	0	0.75%	-17.7%
12/31/2021	1.44	0	0	1.25%	17.3%	12/31/2021	1.45	0	0	1.00%	17.6%	12/31/2021	1.45	0	0	0.75%	17.8%
12/31/2020	1.23	0	0	1.25%	11.9%	12/31/2020	1.23	0	0	1.00%	12.2%	12/31/2020	1.23	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	14.1%	12/31/2024	$1.66	0	$0	0.25%	14.3%	12/31/2024	$1.68	0	$0	0.00%	14.6%
12/31/2023	1.43	0	0	0.50%	19.0%	12/31/2023	1.45	0	0	0.25%	19.2%	12/31/2023	1.47	0	0	0.00%	19.5%
12/31/2022	1.21	0	0	0.50%	-17.5%	12/31/2022	1.22	0	0	0.25%	-17.3%	12/31/2022	1.23	0	0	0.00%	-17.1%
12/31/2021	1.46	0	0	0.50%	18.1%	12/31/2021	1.47	0	0	0.25%	18.4%	12/31/2021	1.48	0	0	0.00%	18.7%
12/31/2020	1.24	0	0	0.50%	12.7%	12/31/2020	1.24	0	0	0.25%	13.0%	12/31/2020	1.25	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	2.7%
2022	2.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Inc Instl Class - 06-49P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$830,598	$800,060	73,311
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$830,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$830,618	698,407	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$830,618	698,407

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,251
Mortality & expense charges			(12,520)
Net investment income (loss)			30,731

Gain (loss) on investments:
Net realized gain (loss)			33,715
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,189)
Net gain (loss)			21,526

Increase (decrease) in net assets from operations			$52,257

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,731	$24,308
Net realized gain (loss)		33,715	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,189)	54,124

Increase (decrease) in net assets from operations		52,257	78,428

Contract owner transactions:
Proceeds from units sold		97,590	916,376
Cost of units redeemed		(557,180)	(64,797)
Account charges		(2,930)	(1,779)
Increase (decrease)		(462,520)	849,800
Net increase (decrease)		(410,263)	928,228
Net assets, beginning		1,240,881	312,653
Net assets, ending		$830,618	$1,240,881

Units sold		82,978	851,763
Units redeemed		(475,885)	(61,542)
Net increase (decrease)		(392,907)	790,221
Units outstanding, beginning		1,091,314	301,093
Units outstanding, ending		698,407	1,091,314

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,344,978
Cost of units redeemed/account charges			(640,964)
Net investment income (loss)			59,327
Net realized gain (loss)			33,764
Realized gain distributions			2,975
Net change in unrealized appreciation (depreciation)			30,538
Net assets			$830,618

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	698	$831	1.25%	4.6%	12/31/2024	$1.21	0	$0	1.00%	4.9%	12/31/2024	$1.22	0	$0	0.75%	5.1%
12/31/2023	1.14	1,091	1,241	1.25%	9.5%	12/31/2023	1.15	0	0	1.00%	9.8%	12/31/2023	1.16	0	0	0.75%	10.0%
12/31/2022	1.04	301	313	1.25%	-17.1%	12/31/2022	1.05	0	0	1.00%	-16.9%	12/31/2022	1.06	0	0	0.75%	-16.7%
12/31/2021	1.25	0	0	1.25%	7.6%	12/31/2021	1.26	0	0	1.00%	7.9%	12/31/2021	1.27	0	0	0.75%	8.2%
12/31/2020	1.16	0	0	1.25%	12.5%	12/31/2020	1.17	0	0	1.00%	12.8%	12/31/2020	1.17	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	5.4%	12/31/2024	$1.25	0	$0	0.25%	5.7%	12/31/2024	$1.27	0	$0	0.00%	5.9%
12/31/2023	1.17	0	0	0.50%	10.3%	12/31/2023	1.19	0	0	0.25%	10.6%	12/31/2023	1.20	0	0	0.00%	10.9%
12/31/2022	1.06	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.3%	12/31/2022	1.08	0	0	0.00%	-16.1%
12/31/2021	1.28	0	0	0.50%	8.4%	12/31/2021	1.28	0	0	0.25%	8.7%	12/31/2021	1.29	0	0	0.00%	9.0%
12/31/2020	1.18	0	0	0.50%	13.4%	12/31/2020	1.18	0	0	0.25%	13.7%	12/31/2020	1.18	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	4.5%
2022	4.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Low Duration Instl Inst Class - 06-4R7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$504,239	$506,394	54,542
Receivables: investments sold	275
Payables: investments purchased	-
Net assets	$504,514

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$504,514	508,984	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$504,514	508,984

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,758
Mortality & expense charges			(1,409)
Net investment income (loss)			3,349

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,155)
Net gain (loss)			(2,163)

Increase (decrease) in net assets from operations			$1,186

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,349	$-
Net realized gain (loss)		(8)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,155)	-

Increase (decrease) in net assets from operations		1,186	-

Contract owner transactions:
Proceeds from units sold		504,465	-
Cost of units redeemed		(1,137)	-
Account charges		-	-
Increase (decrease)		503,328	-
Net increase (decrease)		504,514	-
Net assets, beginning		-	-
Net assets, ending		$504,514	$-

Units sold		510,136	-
Units redeemed		(1,152)	-
Net increase (decrease)		508,984	-
Units outstanding, beginning		-	-
Units outstanding, ending		508,984	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$504,465
Cost of units redeemed/account charges			(1,137)
Net investment income (loss)			3,349
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,155)
Net assets			$504,514

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	509	$505	1.25%	3.5%	12/31/2024	$1.00	0	$0	1.00%	3.8%	12/31/2024	$1.01	0	$0	0.75%	4.0%
12/31/2023	0.96	0	0	1.25%	4.0%	12/31/2023	0.96	0	0	1.00%	4.3%	12/31/2023	0.97	0	0	0.75%	4.5%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.98	0	0	1.25%	-1.9%	12/31/2021	0.99	0	0	1.00%	-1.7%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.2%	12/31/2020	1.00	0	0	1.00%	0.2%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	4.3%	12/31/2024	$1.03	0	$0	0.25%	4.6%	12/31/2024	$1.04	0	$0	0.00%	4.8%
12/31/2023	0.98	0	0	0.50%	4.8%	12/31/2023	0.99	0	0	0.25%	5.1%	12/31/2023	1.00	0	0	0.00%	5.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.7%
12/31/2020	1.00	0	0	0.50%	0.3%	12/31/2020	1.00	0	0	0.25%	0.3%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKPLUS INSTL Institutional Class - 06-4K3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.08
Band 100	-	-	2.10
Band 75	-	-	2.13
Band 50	-	-	2.15
Band 25	-	-	2.18
Band 0	-	-	2.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$375,319
Cost of units redeemed/account charges			(414,387)
Net investment income (loss)			6,049
Net realized gain (loss)			19,824
Realized gain distributions			13,195
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	1.25%	23.4%	12/31/2024	$2.10	0	$0	1.00%	23.7%	12/31/2024	$2.13	0	$0	0.75%	24.0%
12/31/2023	1.68	0	0	1.25%	25.0%	12/31/2023	1.70	0	0	1.00%	25.3%	12/31/2023	1.71	0	0	0.75%	25.6%
12/31/2022	1.35	0	0	1.25%	-22.2%	12/31/2022	1.36	0	0	1.00%	-22.0%	12/31/2022	1.36	0	0	0.75%	-21.8%
12/31/2021	1.73	77	134	1.25%	26.4%	12/31/2021	1.74	0	0	1.00%	26.7%	12/31/2021	1.74	0	0	0.75%	27.0%
12/31/2020	1.37	92	126	1.25%	36.9%	12/31/2020	1.37	0	0	1.00%	37.1%	12/31/2020	1.37	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	24.3%	12/31/2024	$2.18	0	$0	0.25%	24.7%	12/31/2024	$2.20	0	$0	0.00%	25.0%
12/31/2023	1.73	0	0	0.50%	25.9%	12/31/2023	1.75	0	0	0.25%	26.2%	12/31/2023	1.76	0	0	0.00%	26.5%
12/31/2022	1.37	0	0	0.50%	-21.6%	12/31/2022	1.38	0	0	0.25%	-21.4%	12/31/2022	1.39	0	0	0.00%	-21.2%
12/31/2021	1.75	0	0	0.50%	27.3%	12/31/2021	1.76	0	0	0.25%	27.7%	12/31/2021	1.77	0	0	0.00%	28.0%
12/31/2020	1.38	0	0	0.50%	37.6%	12/31/2020	1.38	0	0	0.25%	37.8%	12/31/2020	1.38	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.9%
2021	4.9%
2020	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,570	$20,504	2,981
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$23,585

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,585	12,414	$1.90
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.97
Band 25	-	-	1.99
Band 0	-	-	2.02
Total	$23,585	12,414

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$964
Mortality & expense charges			(269)
Net investment income (loss)			695

Gain (loss) on investments:
Net realized gain (loss)			20
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,573
Net gain (loss)			1,593

Increase (decrease) in net assets from operations			$2,288

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$695	$136
Net realized gain (loss)		20	(24,002)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,573	30,617

Increase (decrease) in net assets from operations		2,288	6,751

Contract owner transactions:
Proceeds from units sold		1,918	2,403
Cost of units redeemed		-	(54,836)
Account charges		(1)	(1)
Increase (decrease)		1,917	(52,434)
Net increase (decrease)		4,205	(45,683)
Net assets, beginning		19,380	65,063
Net assets, ending		$23,585	$19,380

Units sold		1,070	1,548
Units redeemed		-	(34,240)
Net increase (decrease)		1,070	(32,692)
Units outstanding, beginning		11,344	44,036
Units outstanding, ending		12,414	11,344

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$284,589
Cost of units redeemed/account charges			(260,837)
Net investment income (loss)			15,878
Net realized gain (loss)			(33,635)
Realized gain distributions			14,524
Net change in unrealized appreciation (depreciation)			3,066
Net assets			$23,585

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	12	$24	1.25%	11.2%	12/31/2024	$1.92	0	$0	1.00%	11.5%	12/31/2024	$1.95	0	$0	0.75%	11.8%
12/31/2023	1.71	11	19	1.25%	15.6%	12/31/2023	1.72	0	0	1.00%	15.9%	12/31/2023	1.74	0	0	0.75%	16.2%
12/31/2022	1.48	44	65	1.25%	-24.8%	12/31/2022	1.49	0	0	1.00%	-24.7%	12/31/2022	1.50	0	0	0.75%	-24.5%
12/31/2021	1.97	79	156	1.25%	12.7%	12/31/2021	1.97	0	0	1.00%	12.9%	12/31/2021	1.98	0	0	0.75%	13.2%
12/31/2020	1.75	36	63	1.25%	74.5%	12/31/2020	1.75	0	0	1.00%	74.8%	12/31/2020	1.75	0	0	0.75%	75.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	12.1%	12/31/2024	$1.99	0	$0	0.25%	12.3%	12/31/2024	$2.02	0	$0	0.00%	12.6%
12/31/2023	1.76	0	0	0.50%	16.5%	12/31/2023	1.77	0	0	0.25%	16.8%	12/31/2023	1.79	0	0	0.00%	17.1%
12/31/2022	1.51	0	0	0.50%	-24.3%	12/31/2022	1.52	0	0	0.25%	-24.1%	12/31/2022	1.53	0	0	0.00%	-23.9%
12/31/2021	1.99	0	0	0.50%	13.5%	12/31/2021	2.00	0	0	0.25%	13.8%	12/31/2021	2.01	0	0	0.00%	14.1%
12/31/2020	1.75	0	0	0.50%	75.4%	12/31/2020	1.76	0	0	0.25%	75.7%	12/31/2020	1.76	0	0	0.00%	76.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	1.0%
2022	0.0%
2021	13.5%
2020	10.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Extended Duration Inst Class - 06-4YF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.08
Band 100	-	-	2.10
Band 75	-	-	2.12
Band 50	-	-	2.14
Band 25	-	-	2.15
Band 0	-	-	2.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	1.25%	-13.7%	12/31/2024	$2.10	0	$0	1.00%	-13.5%	12/31/2024	$2.12	0	$0	0.75%	-13.3%
12/31/2023	2.41	0	0	1.25%	1.5%	12/31/2023	2.43	0	0	1.00%	1.8%	12/31/2023	2.44	0	0	0.75%	2.0%
12/31/2022	2.38	0	0	1.25%	-40.6%	12/31/2022	2.39	0	0	1.00%	-40.5%	12/31/2022	2.39	0	0	0.75%	-40.3%
12/31/2021	4.00	0	0	1.25%	0.1%	12/31/2021	4.01	0	0	1.00%	0.2%	12/31/2021	4.01	0	0	0.75%	0.3%
12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.14	0	$0	0.50%	-13.1%	12/31/2024	$2.15	0	$0	0.25%	-12.8%	12/31/2024	$2.17	0	$0	0.00%	-12.6%
12/31/2023	2.46	0	0	0.50%	2.3%	12/31/2023	2.47	0	0	0.25%	2.5%	12/31/2023	2.49	0	0	0.00%	2.8%
12/31/2022	2.40	0	0	0.50%	-40.2%	12/31/2022	2.41	0	0	0.25%	-40.0%	12/31/2022	2.42	0	0	0.00%	-39.9%
12/31/2021	4.02	0	0	0.50%	0.4%	12/31/2021	4.02	0	0	0.25%	0.5%	12/31/2021	4.02	0	0	0.00%	0.6%
12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Dur Total Ret Instl Class - 06-4Y7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.73
Band 100	-	-	0.73
Band 75	-	-	0.74
Band 50	-	-	0.75
Band 25	-	-	0.75
Band 0	-	-	0.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.73	0	$0	1.25%	-3.4%	12/31/2024	$0.73	0	$0	1.00%	-3.2%	12/31/2024	$0.74	0	$0	0.75%	-2.9%
12/31/2023	0.75	0	0	1.25%	6.3%	12/31/2023	0.76	0	0	1.00%	6.5%	12/31/2023	0.76	0	0	0.75%	6.8%
12/31/2022	0.71	0	0	1.25%	-28.5%	12/31/2022	0.71	0	0	1.00%	-28.3%	12/31/2022	0.71	0	0	0.75%	-28.1%
12/31/2021	0.99	0	0	1.25%	-0.8%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.75	0	$0	0.50%	-2.7%	12/31/2024	$0.75	0	$0	0.25%	-2.4%	12/31/2024	$0.76	0	$0	0.00%	-2.2%
12/31/2023	0.77	0	0	0.50%	7.1%	12/31/2023	0.77	0	0	0.25%	7.3%	12/31/2023	0.78	0	0	0.00%	7.6%
12/31/2022	0.72	0	0	0.50%	-28.0%	12/31/2022	0.72	0	0	0.25%	-27.8%	12/31/2022	0.72	0	0	0.00%	-27.6%
12/31/2021	0.99	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term Crdt Bd Instl Class - 06-4Y9 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.78
Band 75	-	-	0.78
Band 50	-	-	0.79
Band 25	-	-	0.80
Band 0	-	-	0.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.77	0	$0	1.25%	-1.3%	12/31/2024	$0.78	0	$0	1.00%	-1.1%	12/31/2024	$0.78	0	$0	0.75%	-0.8%
12/31/2023	0.78	0	0	1.25%	8.7%	12/31/2023	0.79	0	0	1.00%	8.9%	12/31/2023	0.79	0	0	0.75%	9.2%
12/31/2022	0.72	0	0	1.25%	-27.0%	12/31/2022	0.72	0	0	1.00%	-26.8%	12/31/2022	0.72	0	0	0.75%	-26.6%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.79	0	$0	0.50%	-0.6%	12/31/2024	$0.80	0	$0	0.25%	-0.3%	12/31/2024	$0.80	0	$0	0.00%	-0.1%
12/31/2023	0.80	0	0	0.50%	9.5%	12/31/2023	0.80	0	0	0.25%	9.8%	12/31/2023	0.81	0	0	0.00%	10.0%
12/31/2022	0.73	0	0	0.50%	-26.5%	12/31/2022	0.73	0	0	0.25%	-26.3%	12/31/2022	0.73	0	0	0.00%	-26.1%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term US Gvt Instl Class - 06-4YC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.64
Band 100	-	-	2.67
Band 75	-	-	2.69
Band 50	-	-	2.71
Band 25	-	-	2.74
Band 0	-	-	2.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	0	$0	1.25%	-6.8%	12/31/2024	$2.67	0	$0	1.00%	-6.6%	12/31/2024	$2.69	0	$0	0.75%	-6.4%
12/31/2023	2.84	0	0	1.25%	2.3%	12/31/2023	2.85	0	0	1.00%	2.5%	12/31/2023	2.87	0	0	0.75%	2.8%
12/31/2022	2.77	0	0	1.25%	-29.9%	12/31/2022	2.78	0	0	1.00%	-29.7%	12/31/2022	2.79	0	0	0.75%	-29.5%
12/31/2021	3.95	0	0	1.25%	-1.1%	12/31/2021	3.96	0	0	1.00%	-1.0%	12/31/2021	3.96	0	0	0.75%	-0.9%
12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.71	0	$0	0.50%	-6.1%	12/31/2024	$2.74	0	$0	0.25%	-5.9%	12/31/2024	$2.76	0	$0	0.00%	-5.7%
12/31/2023	2.89	0	0	0.50%	3.0%	12/31/2023	2.91	0	0	0.25%	3.3%	12/31/2023	2.92	0	0	0.00%	3.5%
12/31/2022	2.80	0	0	0.50%	-29.3%	12/31/2022	2.81	0	0	0.25%	-29.2%	12/31/2022	2.82	0	0	0.00%	-29.0%
12/31/2021	3.97	0	0	0.50%	-0.8%	12/31/2021	3.97	0	0	0.25%	-0.7%	12/31/2021	3.98	0	0	0.00%	-0.6%
12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%	12/31/2020	4.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Moderate Duration Instl Class - 06-4YH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	2.3%	12/31/2024	$0.96	0	$0	1.00%	2.6%	12/31/2024	$0.96	0	$0	0.75%	2.8%
12/31/2023	0.93	0	0	1.25%	4.6%	12/31/2023	0.93	0	0	1.00%	4.8%	12/31/2023	0.94	0	0	0.75%	5.1%
12/31/2022	0.89	0	0	1.25%	-9.8%	12/31/2022	0.89	0	0	1.00%	-9.6%	12/31/2022	0.89	0	0	0.75%	-9.4%
12/31/2021	0.98	0	0	1.25%	-1.8%	12/31/2021	0.98	0	0	1.00%	-1.7%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	3.1%	12/31/2024	$0.98	0	$0	0.25%	3.4%	12/31/2024	$0.99	0	$0	0.00%	3.6%
12/31/2023	0.94	0	0	0.50%	5.4%	12/31/2023	0.95	0	0	0.25%	5.6%	12/31/2023	0.96	0	0	0.00%	5.9%
12/31/2022	0.90	0	0	0.50%	-9.1%	12/31/2022	0.90	0	0	0.25%	-8.9%	12/31/2022	0.90	0	0	0.00%	-8.7%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Stckplus Lg Dur Instl Class - 06-4YG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.62
Band 100	-	-	2.65
Band 75	-	-	2.67
Band 50	-	-	2.69
Band 25	-	-	2.72
Band 0	-	-	2.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	0	$0	1.25%	13.9%	12/31/2024	$2.65	0	$0	1.00%	14.2%	12/31/2024	$2.67	0	$0	0.75%	14.5%
12/31/2023	2.30	0	0	1.25%	26.3%	12/31/2023	2.32	0	0	1.00%	26.6%	12/31/2023	2.33	0	0	0.75%	27.0%
12/31/2022	1.82	0	0	1.25%	-43.9%	12/31/2022	1.83	0	0	1.00%	-43.7%	12/31/2022	1.84	0	0	0.75%	-43.6%
12/31/2021	3.25	0	0	1.25%	8.3%	12/31/2021	3.25	0	0	1.00%	8.4%	12/31/2021	3.25	0	0	0.75%	8.5%
12/31/2020	3.00	0	0	0.00%	0.0%	12/31/2020	3.00	0	0	0.00%	0.0%	12/31/2020	3.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.69	0	$0	0.50%	14.8%	12/31/2024	$2.72	0	$0	0.25%	15.1%	12/31/2024	$2.74	0	$0	0.00%	15.4%
12/31/2023	2.35	0	0	0.50%	27.3%	12/31/2023	2.36	0	0	0.25%	27.6%	12/31/2023	2.37	0	0	0.00%	27.9%
12/31/2022	1.84	0	0	0.50%	-43.4%	12/31/2022	1.85	0	0	0.25%	-43.3%	12/31/2022	1.86	0	0	0.00%	-43.2%
12/31/2021	3.26	0	0	0.50%	8.6%	12/31/2021	3.26	0	0	0.25%	8.7%	12/31/2021	3.27	0	0	0.00%	8.9%
12/31/2020	3.00	0	0	0.00%	0.0%	12/31/2020	3.00	0	0	0.00%	0.0%	12/31/2020	3.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Mid Value R6 Retirement Class - 06-4NN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	1.25%	2.7%	12/31/2024	$1.57	0	$0	1.00%	2.9%	12/31/2024	$1.59	0	$0	0.75%	3.2%
12/31/2023	1.51	0	0	1.25%	15.3%	12/31/2023	1.52	0	0	1.00%	15.6%	12/31/2023	1.54	0	0	0.75%	15.8%
12/31/2022	1.31	0	0	1.25%	-13.8%	12/31/2022	1.32	0	0	1.00%	-13.6%	12/31/2022	1.33	0	0	0.75%	-13.3%
12/31/2021	1.52	0	0	1.25%	24.9%	12/31/2021	1.53	0	0	1.00%	25.2%	12/31/2021	1.53	0	0	0.75%	25.5%
12/31/2020	1.22	0	0	1.25%	21.8%	12/31/2020	1.22	0	0	1.00%	22.0%	12/31/2020	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	3.4%	12/31/2024	$1.62	0	$0	0.25%	3.7%	12/31/2024	$1.64	0	$0	0.00%	4.0%
12/31/2023	1.55	0	0	0.50%	16.1%	12/31/2023	1.57	0	0	0.25%	16.4%	12/31/2023	1.58	0	0	0.00%	16.7%
12/31/2022	1.34	0	0	0.50%	-13.1%	12/31/2022	1.34	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.54	0	0	0.50%	25.8%	12/31/2021	1.54	0	0	0.25%	26.1%	12/31/2021	1.55	0	0	0.00%	26.4%
12/31/2020	1.22	0	0	0.50%	22.3%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Admin Class - 06-706

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.48
Band 100	-	-	1.53
Band 75	-	-	1.59
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	-	-	1.76
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,917
Mortality & expense charges			(1,308)
Net investment income (loss)			3,609

Gain (loss) on investments:
Net realized gain (loss)			(11,295)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,480
Net gain (loss)			5,185

Increase (decrease) in net assets from operations			$8,794

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,609	$2,769
Net realized gain (loss)		(11,295)	(7,089)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,480	14,155

Increase (decrease) in net assets from operations		8,794	9,835

Contract owner transactions:
Proceeds from units sold		4,460	8,549
Cost of units redeemed		(147,474)	(41,125)
Account charges		-	-
Increase (decrease)		(143,014)	(32,576)
Net increase (decrease)		(134,220)	(22,741)
Net assets, beginning		134,221	156,962
Net assets, ending		$1	$134,221

Units sold		3,041	6,156
Units redeemed		(95,895)	(29,428)
Net increase (decrease)		(92,854)	(23,272)
Units outstanding, beginning		92,855	116,127
Units outstanding, ending		1	92,855

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,913,304
Cost of units redeemed/account charges			(2,930,037)
Net investment income (loss)			107,938
Net realized gain (loss)			(91,204)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	1.25%	2.6%	12/31/2024	$1.53	0	$0	1.00%	2.8%	12/31/2024	$1.59	0	$0	0.75%	3.1%
12/31/2023	1.45	93	134	1.25%	6.9%	12/31/2023	1.49	0	0	1.00%	7.2%	12/31/2023	1.54	0	0	0.75%	7.5%
12/31/2022	1.35	116	157	1.25%	-12.8%	12/31/2022	1.39	0	0	1.00%	-12.6%	12/31/2022	1.43	0	0	0.75%	-12.4%
12/31/2021	1.55	112	174	1.25%	13.8%	12/31/2021	1.59	0	0	1.00%	14.1%	12/31/2021	1.63	0	0	0.75%	14.4%
12/31/2020	1.36	33	45	1.25%	6.9%	12/31/2020	1.39	0	0	1.00%	7.2%	12/31/2020	1.43	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	3.3%	12/31/2024	$1.70	0	$0	0.25%	3.6%	12/31/2024	$1.76	0	$0	0.00%	3.9%
12/31/2023	1.59	0	0	0.50%	7.7%	12/31/2023	1.64	0	0	0.25%	8.0%	12/31/2023	1.69	0	0	0.00%	8.3%
12/31/2022	1.47	0	0	0.50%	-12.2%	12/31/2022	1.52	0	0	0.25%	-11.9%	12/31/2022	1.56	0	0	0.00%	-11.7%
12/31/2021	1.68	0	0	0.50%	14.7%	12/31/2021	1.72	0	0	0.25%	15.0%	12/31/2021	1.77	0	0	0.00%	15.3%
12/31/2020	1.46	0	0	0.50%	7.7%	12/31/2020	1.50	0	0	0.25%	8.0%	12/31/2020	1.53	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.3%
2023	3.1%
2022	6.6%
2021	7.6%
2020	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund R Class - 06-017

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$439	$451	40
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$438	331	$1.32
Band 100	-	-	1.36
Band 75	-	-	1.40
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.53
Total	$438	331

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$102
Mortality & expense charges			(29)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27
Net gain (loss)			64

Increase (decrease) in net assets from operations			$137

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$46
Net realized gain (loss)		37	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		27	121

Increase (decrease) in net assets from operations		137	166

Contract owner transactions:
Proceeds from units sold		167	148
Cost of units redeemed		(2,623)	-
Account charges		(7)	(8)
Increase (decrease)		(2,463)	140
Net increase (decrease)		(2,326)	306
Net assets, beginning		2,764	2,458
Net assets, ending		$438	$2,764

Units sold		126	119
Units redeemed		(1,928)	(6)
Net increase (decrease)		(1,802)	113
Units outstanding, beginning		2,133	2,020
Units outstanding, ending		331	2,133

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$240,408
Cost of units redeemed/account charges			(230,474)
Net investment income (loss)			6,611
Net realized gain (loss)			(16,095)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12)
Net assets			$438

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	1.25%	2.1%	12/31/2024	$1.36	0	$0	1.00%	2.3%	12/31/2024	$1.40	0	$0	0.75%	2.6%
12/31/2023	1.30	2	3	1.25%	6.5%	12/31/2023	1.33	0	0	1.00%	6.8%	12/31/2023	1.37	0	0	0.75%	7.0%
12/31/2022	1.22	2	2	1.25%	-13.2%	12/31/2022	1.25	0	0	1.00%	-13.0%	12/31/2022	1.28	0	0	0.75%	-12.8%
12/31/2021	1.40	2	3	1.25%	13.4%	12/31/2021	1.43	0	0	1.00%	13.6%	12/31/2021	1.46	0	0	0.75%	13.9%
12/31/2020	1.24	2	2	1.25%	6.3%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.28	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	2.8%	12/31/2024	$1.48	0	$0	0.25%	3.1%	12/31/2024	$1.53	0	$0	0.00%	3.4%
12/31/2023	1.40	0	0	0.50%	7.3%	12/31/2023	1.44	0	0	0.25%	7.6%	12/31/2023	1.48	0	0	0.00%	7.8%
12/31/2022	1.31	0	0	0.50%	-12.6%	12/31/2022	1.34	0	0	0.25%	-12.4%	12/31/2022	1.37	0	0	0.00%	-12.2%
12/31/2021	1.50	0	0	0.50%	14.2%	12/31/2021	1.53	0	0	0.25%	14.5%	12/31/2021	1.56	0	0	0.00%	14.8%
12/31/2020	1.31	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.4%	12/31/2020	1.36	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	3.0%
2022	6.3%
2021	11.2%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,133	$269,277	18,637
Receivables: investments sold	4,765
Payables: investments purchased	-
Net assets	$233,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,898	48,154	$4.86
Band 100	-	-	5.00
Band 75	-	-	5.15
Band 50	-	-	5.30
Band 25	-	-	5.45
Band 0	-	-	5.61
Total	$233,898	48,154

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,051
Mortality & expense charges			(2,900)
Net investment income (loss)			4,151

Gain (loss) on investments:
Net realized gain (loss)			(18,271)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,422
Net gain (loss)			3,151

Increase (decrease) in net assets from operations			$7,302

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,151	$5,530
Net realized gain (loss)		(18,271)	(59,876)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,422	33,967

Increase (decrease) in net assets from operations		7,302	(20,379)

Contract owner transactions:
Proceeds from units sold		96,635	60,501
Cost of units redeemed		(68,543)	(122,254)
Account charges		(700)	(562)
Increase (decrease)		27,392	(62,315)
Net increase (decrease)		34,694	(82,694)
Net assets, beginning		199,204	281,898
Net assets, ending		$233,898	$199,204

Units sold		20,283	14,233
Units redeemed		(14,467)	(135,729)
Net increase (decrease)		5,816	(121,496)
Units outstanding, beginning		42,338	163,834
Units outstanding, ending		48,154	42,338

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,046,163
Cost of units redeemed/account charges			(3,562,828)
Net investment income (loss)			237,850
Net realized gain (loss)			(451,008)
Realized gain distributions			3,865
Net change in unrealized appreciation (depreciation)			(40,144)
Net assets			$233,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.86	48	$234	1.25%	3.2%	12/31/2024	$5.00	0	$0	1.00%	3.5%	12/31/2024	$5.15	0	$0	0.75%	3.8%
12/31/2023	4.71	42	199	1.25%	-8.8%	12/31/2023	4.83	0	0	1.00%	-8.6%	12/31/2023	4.96	0	0	0.75%	-8.4%
12/31/2022	5.16	164	282	1.25%	7.4%	12/31/2022	5.29	0	0	1.00%	7.7%	12/31/2022	5.41	0	0	0.75%	7.9%
12/31/2021	4.81	59	95	1.25%	31.3%	12/31/2021	4.91	0	0	1.00%	31.6%	12/31/2021	5.02	0	0	0.75%	31.9%
12/31/2020	3.66	8	10	1.25%	-0.6%	12/31/2020	3.73	0	0	1.00%	-0.3%	12/31/2020	3.80	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.30	0	$0	0.50%	4.0%	12/31/2024	$5.45	0	$0	0.25%	4.3%	12/31/2024	$5.61	0	$0	0.00%	4.5%
12/31/2023	5.09	0	0	0.50%	-8.2%	12/31/2023	5.23	0	0	0.25%	-7.9%	12/31/2023	5.37	0	0	0.00%	-7.7%
12/31/2022	5.54	0	0	0.50%	8.2%	12/31/2022	5.68	0	0	0.25%	8.5%	12/31/2022	5.82	0	0	0.00%	8.7%
12/31/2021	5.12	0	0	0.50%	32.2%	12/31/2021	5.23	0	0	0.25%	32.6%	12/31/2021	5.35	0	0	0.00%	32.9%
12/31/2020	3.87	0	0	0.50%	0.2%	12/31/2020	3.95	0	0	0.25%	0.4%	12/31/2020	4.02	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.3%
2022	70.1%
2021	9.9%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund R Class - 06-019

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,276	$13,319	1,048
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$12,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,282	2,661	$4.61
Band 100	-	-	4.75
Band 75	-	-	4.89
Band 50	-	-	5.03
Band 25	-	-	5.18
Band 0	-	-	5.33
Total	$12,282	2,661

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$583
Mortality & expense charges			(287)
Net investment income (loss)			296

Gain (loss) on investments:
Net realized gain (loss)			(12,705)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,634
Net gain (loss)			(71)

Increase (decrease) in net assets from operations			$225

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$296	$975
Net realized gain (loss)		(12,705)	(372)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,634	(3,414)

Increase (decrease) in net assets from operations		225	(2,811)

Contract owner transactions:
Proceeds from units sold		9,193	3,820
Cost of units redeemed		(26,438)	(451)
Account charges		(108)	(39)
Increase (decrease)		(17,353)	3,330
Net increase (decrease)		(17,128)	519
Net assets, beginning		29,410	28,891
Net assets, ending		$12,282	$29,410

Units sold		2,027	1,123
Units redeemed		(5,909)	(12,072)
Net increase (decrease)		(3,882)	(10,949)
Units outstanding, beginning		6,543	17,492
Units outstanding, ending		2,661	6,543

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$87,434
Cost of units redeemed/account charges			(78,472)
Net investment income (loss)			26,482
Net realized gain (loss)			(22,119)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,043)
Net assets			$12,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.61	3	$12	1.25%	2.7%	12/31/2024	$4.75	0	$0	1.00%	2.9%	12/31/2024	$4.89	0	$0	0.75%	3.2%
12/31/2023	4.49	7	29	1.25%	-9.3%	12/31/2023	4.61	0	0	1.00%	-9.1%	12/31/2023	4.74	0	0	0.75%	-8.8%
12/31/2022	4.96	17	29	1.25%	6.9%	12/31/2022	5.07	0	0	1.00%	7.1%	12/31/2022	5.20	0	0	0.75%	7.4%
12/31/2021	4.64	26	40	1.25%	30.9%	12/31/2021	4.74	0	0	1.00%	31.3%	12/31/2021	4.84	0	0	0.75%	31.6%
12/31/2020	3.54	22	26	1.25%	-1.0%	12/31/2020	3.61	0	0	1.00%	-0.8%	12/31/2020	3.68	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.03	0	$0	0.50%	3.5%	12/31/2024	$5.18	0	$0	0.25%	3.7%	12/31/2024	$5.33	0	$0	0.00%	4.0%
12/31/2023	4.86	0	0	0.50%	-8.6%	12/31/2023	4.99	0	0	0.25%	-8.4%	12/31/2023	5.13	0	0	0.00%	-8.2%
12/31/2022	5.32	0	0	0.50%	7.7%	12/31/2022	5.45	0	0	0.25%	7.9%	12/31/2022	5.58	0	0	0.00%	8.2%
12/31/2021	4.94	0	0	0.50%	31.9%	12/31/2021	5.05	0	0	0.25%	32.3%	12/31/2021	5.16	0	0	0.00%	32.6%
12/31/2020	3.75	0	0	0.50%	-0.3%	12/31/2020	3.82	0	0	0.25%	0.0%	12/31/2020	3.89	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	4.6%
2022	41.9%
2021	21.6%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond UnHdg Instl Class - 06-6FR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,945	$14,305	1,895
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$13,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,951	14,687	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$13,951	14,687

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,829
Mortality & expense charges			(2,881)
Net investment income (loss)			5,948

Gain (loss) on investments:
Net realized gain (loss)			27,548
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,830)
Net gain (loss)			3,718

Increase (decrease) in net assets from operations			$9,666

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,948	$1,576
Net realized gain (loss)		27,548	(479)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(23,830)	23,470

Increase (decrease) in net assets from operations		9,666	24,567

Contract owner transactions:
Proceeds from units sold		77,965	354,405
Cost of units redeemed		(379,263)	(73,243)
Account charges		(74)	(72)
Increase (decrease)		(301,372)	281,090
Net increase (decrease)		(291,706)	305,657
Net assets, beginning		305,657	-
Net assets, ending		$13,951	$305,657

Units sold		82,829	394,014
Units redeemed		(380,675)	(81,481)
Net increase (decrease)		(297,846)	312,533
Units outstanding, beginning		312,533	-
Units outstanding, ending		14,687	312,533

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$432,370
Cost of units redeemed/account charges			(452,652)
Net investment income (loss)			7,524
Net realized gain (loss)			27,069
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(360)
Net assets			$13,951

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	15	$14	1.25%	-2.9%	12/31/2024	$0.96	0	$0	1.00%	-2.6%	12/31/2024	$0.96	0	$0	0.75%	-2.4%
12/31/2023	0.98	313	306	1.25%	5.4%	12/31/2023	0.98	0	0	1.00%	5.6%	12/31/2023	0.99	0	0	0.75%	5.9%
12/31/2022	0.93	0	0	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.0%	12/31/2022	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	-2.1%	12/31/2024	$0.98	0	$0	0.25%	-1.9%	12/31/2024	$0.98	0	$0	0.00%	-1.6%
12/31/2023	0.99	0	0	0.50%	6.2%	12/31/2023	0.99	0	0	0.25%	6.4%	12/31/2023	1.00	0	0	0.00%	6.7%
12/31/2022	0.93	0	0	0.50%	-6.8%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.94	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	1.6%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RAE US Small Instl Class - 06-6JG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,282	$240,645	22,285
Receivables: investments sold	-
Payables: investments purchased	(5,222)
Net assets	$254,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,060	163,042	$1.56
Band 100	-	-	1.57
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.59
Band 0	-	-	1.60
Total	$254,060	163,042

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,289
Mortality & expense charges			(2,051)
Net investment income (loss)			238

Gain (loss) on investments:
Net realized gain (loss)			7,257
Realized gain distributions			5,727
Net change in unrealized appreciation (depreciation)			7,443
Net gain (loss)			20,427

Increase (decrease) in net assets from operations			$20,665

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$238	$691
Net realized gain (loss)		7,257	78
Realized gain distributions		5,727	-
Net change in unrealized appreciation (depreciation)		7,443	11,241

Increase (decrease) in net assets from operations		20,665	12,010

Contract owner transactions:
Proceeds from units sold		173,677	95,029
Cost of units redeemed		(46,217)	(3,426)
Account charges		(37)	(6)
Increase (decrease)		127,423	91,597
Net increase (decrease)		148,088	103,607
Net assets, beginning		105,972	2,365
Net assets, ending		$254,060	$105,972

Units sold		113,913	82,559
Units redeemed		(32,855)	(2,745)
Net increase (decrease)		81,058	79,814
Units outstanding, beginning		81,984	2,170
Units outstanding, ending		163,042	81,984

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$271,087
Cost of units redeemed/account charges			(49,687)
Net investment income (loss)			961
Net realized gain (loss)			7,335
Realized gain distributions			5,727
Net change in unrealized appreciation (depreciation)			18,637
Net assets			$254,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	163	$254	1.25%	20.6%	12/31/2024	$1.57	0	$0	1.00%	20.9%	12/31/2024	$1.58	0	$0	0.75%	21.2%
12/31/2023	1.29	82	106	1.25%	18.6%	12/31/2023	1.30	0	0	1.00%	18.9%	12/31/2023	1.30	0	0	0.75%	19.2%
12/31/2022	1.09	2	2	1.25%	9.0%	12/31/2022	1.09	0	0	1.00%	9.1%	12/31/2022	1.09	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	21.5%	12/31/2024	$1.59	0	$0	0.25%	21.8%	12/31/2024	$1.60	0	$0	0.00%	22.1%
12/31/2023	1.30	0	0	0.50%	19.5%	12/31/2023	1.31	0	0	0.25%	19.8%	12/31/2023	1.31	0	0	0.00%	20.1%
12/31/2022	1.09	0	0	0.50%	9.2%	12/31/2022	1.09	0	0	0.25%	9.3%	12/31/2022	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	3.0%
2022	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Inst Class - 06-6FF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,949	$414,045	35,683
Receivables: investments sold	-
Payables: investments purchased	(133)
Net assets	$462,816

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$462,816	396,055	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$462,816	396,055

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,256
Mortality & expense charges			(4,931)
Net investment income (loss)			8,325

Gain (loss) on investments:
Net realized gain (loss)			14,680
Realized gain distributions			1,950
Net change in unrealized appreciation (depreciation)			21,494
Net gain (loss)			38,124

Increase (decrease) in net assets from operations			$46,449

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,325	$2,250
Net realized gain (loss)		14,680	7,351
Realized gain distributions		1,950	-
Net change in unrealized appreciation (depreciation)		21,494	28,028

Increase (decrease) in net assets from operations		46,449	37,629

Contract owner transactions:
Proceeds from units sold		177,101	352,120
Cost of units redeemed		(122,337)	(115,519)
Account charges		(2,650)	(2,009)
Increase (decrease)		52,114	234,592
Net increase (decrease)		98,563	272,221
Net assets, beginning		364,253	92,032
Net assets, ending		$462,816	$364,253

Units sold		157,945	373,223
Units redeemed		(116,065)	(125,031)
Net increase (decrease)		41,880	248,192
Units outstanding, beginning		354,175	105,983
Units outstanding, ending		396,055	354,175

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$638,240
Cost of units redeemed/account charges			(259,585)
Net investment income (loss)			10,967
Net realized gain (loss)			21,798
Realized gain distributions			2,492
Net change in unrealized appreciation (depreciation)			48,904
Net assets			$462,816

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	396	$463	1.25%	13.6%	12/31/2024	$1.18	0	$0	1.00%	13.9%	12/31/2024	$1.18	0	$0	0.75%	14.2%
12/31/2023	1.03	354	364	1.25%	18.4%	12/31/2023	1.03	0	0	1.00%	18.7%	12/31/2023	1.04	0	0	0.75%	19.0%
12/31/2022	0.87	106	92	1.25%	-13.2%	12/31/2022	0.87	0	0	1.00%	-13.0%	12/31/2022	0.87	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	14.5%	12/31/2024	$1.20	0	$0	0.25%	14.8%	12/31/2024	$1.21	0	$0	0.00%	15.1%
12/31/2023	1.04	0	0	0.50%	19.3%	12/31/2023	1.05	0	0	0.25%	19.6%	12/31/2023	1.05	0	0	0.00%	19.9%
12/31/2022	0.87	0	0	0.50%	-12.7%	12/31/2022	0.88	0	0	0.25%	-12.5%	12/31/2022	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	2.3%
2022	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pimco Total Return Ii Instl Class - 06-6YY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,723,114	$1,742,455	210,466
Receivables: investments sold	-
Payables: investments purchased	(5,708)
Net assets	$1,717,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,717,406	1,769,898	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$1,717,406	1,769,898

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,454
Mortality & expense charges			(978)
Net investment income (loss)			3,476

Gain (loss) on investments:
Net realized gain (loss)			(29)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,341)
Net gain (loss)			(19,370)

Increase (decrease) in net assets from operations			$(15,894)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,476	$-
Net realized gain (loss)		(29)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(19,341)	-

Increase (decrease) in net assets from operations		(15,894)	-

Contract owner transactions:
Proceeds from units sold		1,757,775	-
Cost of units redeemed		(24,317)	-
Account charges		(158)	-
Increase (decrease)		1,733,300	-
Net increase (decrease)		1,717,406	-
Net assets, beginning		-	-
Net assets, ending		$1,717,406	$-

Units sold		1,799,979	-
Units redeemed		(30,081)	-
Net increase (decrease)		1,769,898	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,769,898	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,757,775
Cost of units redeemed/account charges			(24,475)
Net investment income (loss)			3,476
Net realized gain (loss)			(29)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,341)
Net assets			$1,717,406

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	1,770	$1,717	1.25%	-3.0%	12/31/2024	$0.97	0	$0	1.00%	-2.9%	12/31/2024	$0.97	0	$0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	-2.8%	12/31/2024	$0.97	0	$0	0.25%	-2.7%	12/31/2024	$0.97	0	$0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Rising Dividend Fund - 06-084

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,515	$107,785	5,476
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$124,527

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,527	54,816	$2.27
Band 100	-	-	2.33
Band 75	-	-	2.39
Band 50	-	-	2.46
Band 25	-	-	2.52
Band 0	-	-	2.59
Total	$124,527	54,816

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,823
Mortality & expense charges			(2,869)
Net investment income (loss)			(1,046)

Gain (loss) on investments:
Net realized gain (loss)			38,127
Realized gain distributions			6,391
Net change in unrealized appreciation (depreciation)			(18,078)
Net gain (loss)			26,440

Increase (decrease) in net assets from operations			$25,394

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,046)	$(88)
Net realized gain (loss)		38,127	163
Realized gain distributions		6,391	5,906
Net change in unrealized appreciation (depreciation)		(18,078)	32,373

Increase (decrease) in net assets from operations		25,394	38,354

Contract owner transactions:
Proceeds from units sold		8,434	85,280
Cost of units redeemed		(269,072)	(1,078)
Account charges		-	-
Increase (decrease)		(260,638)	84,202
Net increase (decrease)		(235,244)	122,556
Net assets, beginning		359,771	237,215
Net assets, ending		$124,527	$359,771

Units sold		3,911	47,647
Units redeemed		(128,037)	(597)
Net increase (decrease)		(124,126)	47,050
Units outstanding, beginning		178,942	131,892
Units outstanding, ending		54,816	178,942

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$970,638
Cost of units redeemed/account charges			(1,085,412)
Net investment income (loss)			306
Net realized gain (loss)			64,315
Realized gain distributions			157,950
Net change in unrealized appreciation (depreciation)			16,730
Net assets			$124,527

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	55	$125	1.25%	13.0%	12/31/2024	$2.33	0	$0	1.00%	13.3%	12/31/2024	$2.39	0	$0	0.75%	13.6%
12/31/2023	2.01	179	360	1.25%	11.8%	12/31/2023	2.06	0	0	1.00%	12.1%	12/31/2023	2.11	0	0	0.75%	12.3%
12/31/2022	1.80	132	237	1.25%	-6.4%	12/31/2022	1.84	0	0	1.00%	-6.2%	12/31/2022	1.88	0	0	0.75%	-6.0%
12/31/2021	1.92	157	301	1.25%	23.8%	12/31/2021	1.96	0	0	1.00%	24.1%	12/31/2021	2.00	0	0	0.75%	24.4%
12/31/2020	1.55	155	240	1.25%	5.1%	12/31/2020	1.58	0	0	1.00%	5.4%	12/31/2020	1.60	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.46	0	$0	0.50%	13.8%	12/31/2024	$2.52	0	$0	0.25%	14.1%	12/31/2024	$2.59	0	$0	0.00%	14.4%
12/31/2023	2.16	0	0	0.50%	12.6%	12/31/2023	2.21	0	0	0.25%	12.9%	12/31/2023	2.26	0	0	0.00%	13.2%
12/31/2022	1.92	0	0	0.50%	-5.7%	12/31/2022	1.96	0	0	0.25%	-5.5%	12/31/2022	2.00	0	0	0.00%	-5.3%
12/31/2021	2.03	0	0	0.50%	24.7%	12/31/2021	2.07	0	0	0.25%	25.0%	12/31/2021	2.11	0	0	0.00%	25.4%
12/31/2020	1.63	0	0	0.50%	5.9%	12/31/2020	1.66	0	0	0.25%	6.2%	12/31/2020	1.68	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.2%
2022	1.5%
2021	0.9%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria World Equity Fund - 06-085

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,079	$1,098	54
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,080	674	$1.60
Band 100	-	-	1.65
Band 75	-	-	1.69
Band 50	-	-	1.73
Band 25	-	-	1.78
Band 0	-	-	1.83
Total	$1,080	674

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4
Mortality & expense charges			(581)
Net investment income (loss)			(577)

Gain (loss) on investments:
Net realized gain (loss)			15,703
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(12,255)
Net gain (loss)			3,453

Increase (decrease) in net assets from operations			$2,876

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(577)	$(175)
Net realized gain (loss)		15,703	221
Realized gain distributions		5	1,945
Net change in unrealized appreciation (depreciation)		(12,255)	10,102

Increase (decrease) in net assets from operations		2,876	12,093

Contract owner transactions:
Proceeds from units sold		4,407	8,073
Cost of units redeemed		(73,128)	(803)
Account charges		-	-
Increase (decrease)		(68,721)	7,270
Net increase (decrease)		(65,845)	19,363
Net assets, beginning		66,925	47,562
Net assets, ending		$1,080	$66,925

Units sold		2,730	5,867
Units redeemed		(45,198)	(563)
Net increase (decrease)		(42,468)	5,304
Units outstanding, beginning		43,142	37,838
Units outstanding, ending		674	43,142

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$153,582
Cost of units redeemed/account charges			(178,176)
Net investment income (loss)			(3,069)
Net realized gain (loss)			20,296
Realized gain distributions			8,466
Net change in unrealized appreciation (depreciation)			(19)
Net assets			$1,080

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	1	$1	1.25%	3.3%	12/31/2024	$1.65	0	$0	1.00%	3.6%	12/31/2024	$1.69	0	$0	0.75%	3.9%
12/31/2023	1.55	43	67	1.25%	23.4%	12/31/2023	1.59	0	0	1.00%	23.7%	12/31/2023	1.63	0	0	0.75%	24.0%
12/31/2022	1.26	38	48	1.25%	-16.5%	12/31/2022	1.28	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.51	38	57	1.25%	19.6%	12/31/2021	1.53	0	0	1.00%	19.9%	12/31/2021	1.56	0	0	0.75%	20.2%
12/31/2020	1.26	33	42	1.25%	-1.4%	12/31/2020	1.28	0	0	1.00%	-1.1%	12/31/2020	1.30	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	4.1%	12/31/2024	$1.78	0	$0	0.25%	4.4%	12/31/2024	$1.83	0	$0	0.00%	4.6%
12/31/2023	1.67	0	0	0.50%	24.3%	12/31/2023	1.71	0	0	0.25%	24.6%	12/31/2023	1.75	0	0	0.00%	25.0%
12/31/2022	1.34	0	0	0.50%	-15.9%	12/31/2022	1.37	0	0	0.25%	-15.7%	12/31/2022	1.40	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	20.5%	12/31/2021	1.62	0	0	0.25%	20.8%	12/31/2021	1.65	0	0	0.00%	21.1%
12/31/2020	1.32	0	0	0.50%	-0.7%	12/31/2020	1.34	0	0	0.25%	-0.4%	12/31/2020	1.37	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.9%
2022	1.1%
2021	0.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Value Fund - 06-081

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438	$420	16
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$439	233	$1.89
Band 100	-	-	1.94
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$439	233

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1
Mortality & expense charges			(523)
Net investment income (loss)			(522)

Gain (loss) on investments:
Net realized gain (loss)			12,181
Realized gain distributions			34
Net change in unrealized appreciation (depreciation)			(6,670)
Net gain (loss)			5,545

Increase (decrease) in net assets from operations			$5,023

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(522)	$(283)
Net realized gain (loss)		12,181	340
Realized gain distributions		34	2,847
Net change in unrealized appreciation (depreciation)		(6,670)	(903)

Increase (decrease) in net assets from operations		5,023	2,001

Contract owner transactions:
Proceeds from units sold		6,553	13,442
Cost of units redeemed		(93,591)	(2,834)
Account charges		(40)	-
Increase (decrease)		(87,078)	10,608
Net increase (decrease)		(82,055)	12,609
Net assets, beginning		82,494	69,885
Net assets, ending		$439	$82,494

Units sold		4,022	8,929
Units redeemed		(56,253)	(1,905)
Net increase (decrease)		(52,231)	7,024
Units outstanding, beginning		52,464	45,440
Units outstanding, ending		233	52,464

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$364,241
Cost of units redeemed/account charges			(392,119)
Net investment income (loss)			(8,802)
Net realized gain (loss)			14,417
Realized gain distributions			22,684
Net change in unrealized appreciation (depreciation)			18
Net assets			$439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	1.25%	20.0%	12/31/2024	$1.94	0	$0	1.00%	20.3%	12/31/2024	$1.99	0	$0	0.75%	20.6%
12/31/2023	1.57	52	82	1.25%	2.2%	12/31/2023	1.61	0	0	1.00%	2.5%	12/31/2023	1.65	0	0	0.75%	2.8%
12/31/2022	1.54	45	70	1.25%	2.9%	12/31/2022	1.57	0	0	1.00%	3.1%	12/31/2022	1.60	0	0	0.75%	3.4%
12/31/2021	1.49	41	62	1.25%	23.6%	12/31/2021	1.52	0	0	1.00%	23.9%	12/31/2021	1.55	0	0	0.75%	24.2%
12/31/2020	1.21	33	40	1.25%	4.8%	12/31/2020	1.23	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	20.9%	12/31/2024	$2.10	0	$0	0.25%	21.2%	12/31/2024	$2.15	0	$0	0.00%	21.5%
12/31/2023	1.69	0	0	0.50%	3.0%	12/31/2023	1.73	0	0	0.25%	3.3%	12/31/2023	1.77	0	0	0.00%	3.5%
12/31/2022	1.64	0	0	0.50%	3.7%	12/31/2022	1.67	0	0	0.25%	3.9%	12/31/2022	1.71	0	0	0.00%	4.2%
12/31/2021	1.58	0	0	0.50%	24.5%	12/31/2021	1.61	0	0	0.25%	24.8%	12/31/2021	1.64	0	0	0.00%	25.2%
12/31/2020	1.27	0	0	0.50%	5.6%	12/31/2020	1.29	0	0	0.25%	5.9%	12/31/2020	1.31	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.8%
2022	1.2%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Growth Fund - 06-082

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.90
Band 100	-	-	2.98
Band 75	-	-	3.06
Band 50	-	-	3.14
Band 25	-	-	3.23
Band 0	-	-	3.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,876)
Net investment income (loss)			(2,876)

Gain (loss) on investments:
Net realized gain (loss)			102,968
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(77,530)
Net gain (loss)			25,438

Increase (decrease) in net assets from operations			$22,562

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,876)	$(4,726)
Net realized gain (loss)		102,968	560
Realized gain distributions		-	12,247
Net change in unrealized appreciation (depreciation)		(77,530)	98,096

Increase (decrease) in net assets from operations		22,562	106,177

Contract owner transactions:
Proceeds from units sold		34,539	58,602
Cost of units redeemed		(555,030)	(8,974)
Account charges		-	-
Increase (decrease)		(520,491)	49,628
Net increase (decrease)		(497,929)	155,805
Net assets, beginning		497,929	342,124
Net assets, ending		$-	$497,929

Units sold		12,790	26,227
Units redeemed		(207,407)	(3,677)
Net increase (decrease)		(194,617)	22,550
Units outstanding, beginning		194,617	172,067
Units outstanding, ending		-	194,617

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$760,246
Cost of units redeemed/account charges			(994,091)
Net investment income (loss)			(27,858)
Net realized gain (loss)			133,701
Realized gain distributions			128,002
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.90	0	$0	1.25%	13.5%	12/31/2024	$2.98	0	$0	1.00%	13.8%	12/31/2024	$3.06	0	$0	0.75%	14.1%
12/31/2023	2.56	195	498	1.25%	28.7%	12/31/2023	2.62	0	0	1.00%	29.0%	12/31/2023	2.68	0	0	0.75%	29.3%
12/31/2022	1.99	172	342	1.25%	-22.2%	12/31/2022	2.03	0	0	1.00%	-22.0%	12/31/2022	2.07	0	0	0.75%	-21.8%
12/31/2021	2.56	139	356	1.25%	16.1%	12/31/2021	2.60	0	0	1.00%	16.4%	12/31/2021	2.65	0	0	0.75%	16.7%
12/31/2020	2.20	120	265	1.25%	16.9%	12/31/2020	2.24	0	0	1.00%	17.2%	12/31/2020	2.27	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	0	$0	0.50%	14.3%	12/31/2024	$3.23	0	$0	0.25%	14.6%	12/31/2024	$3.31	0	$0	0.00%	14.9%
12/31/2023	2.75	0	0	0.50%	29.6%	12/31/2023	2.81	0	0	0.25%	30.0%	12/31/2023	2.88	0	0	0.00%	30.3%
12/31/2022	2.12	0	0	0.50%	-21.6%	12/31/2022	2.17	0	0	0.25%	-21.4%	12/31/2022	2.21	0	0	0.00%	-21.2%
12/31/2021	2.70	0	0	0.50%	17.0%	12/31/2021	2.76	0	0	0.25%	17.3%	12/31/2021	2.81	0	0	0.00%	17.5%
12/31/2020	2.31	0	0	0.50%	17.8%	12/31/2020	2.35	0	0	0.25%	18.1%	12/31/2020	2.39	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Emerging Markets Fund R6 Class - 06-3J9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,554	$23,065	1,568
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$23,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,554	21,847	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$23,554	21,847

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$187
Mortality & expense charges			(264)
Net investment income (loss)			(77)

Gain (loss) on investments:
Net realized gain (loss)			502
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,058
Net gain (loss)			1,560

Increase (decrease) in net assets from operations			$1,483

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77)	$(167)
Net realized gain (loss)		502	(2,766)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,058	3,830

Increase (decrease) in net assets from operations		1,483	897

Contract owner transactions:
Proceeds from units sold		9,139	18,833
Cost of units redeemed		(4,574)	(33,409)
Account charges		(67)	(55)
Increase (decrease)		4,498	(14,631)
Net increase (decrease)		5,981	(13,734)
Net assets, beginning		17,573	31,307
Net assets, ending		$23,554	$17,573

Units sold		8,464	18,303
Units redeemed		(3,984)	(34,020)
Net increase (decrease)		4,480	(15,717)
Units outstanding, beginning		17,367	33,084
Units outstanding, ending		21,847	17,367

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$64,301
Cost of units redeemed/account charges			(38,426)
Net investment income (loss)			(407)
Net realized gain (loss)			(2,403)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			489
Net assets			$23,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	22	$24	1.25%	6.5%	12/31/2024	$1.10	0	$0	1.00%	6.8%	12/31/2024	$1.11	0	$0	0.75%	7.1%
12/31/2023	1.01	17	18	1.25%	6.9%	12/31/2023	1.03	0	0	1.00%	7.2%	12/31/2023	1.04	0	0	0.75%	7.5%
12/31/2022	0.95	33	31	1.25%	-26.7%	12/31/2022	0.96	0	0	1.00%	-26.5%	12/31/2022	0.97	0	0	0.75%	-26.4%
12/31/2021	1.29	9	11	1.25%	-7.2%	12/31/2021	1.30	0	0	1.00%	-7.0%	12/31/2021	1.31	0	0	0.75%	-6.8%
12/31/2020	1.39	7	9	1.25%	27.7%	12/31/2020	1.40	0	0	1.00%	28.0%	12/31/2020	1.41	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	7.4%	12/31/2024	$1.15	0	$0	0.25%	7.6%	12/31/2024	$1.17	0	$0	0.00%	7.9%
12/31/2023	1.05	0	0	0.50%	7.7%	12/31/2023	1.07	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.3%
12/31/2022	0.98	0	0	0.50%	-26.2%	12/31/2022	0.99	0	0	0.25%	-26.0%	12/31/2022	1.00	0	0	0.00%	-25.8%
12/31/2021	1.32	0	0	0.50%	-6.5%	12/31/2021	1.33	0	0	0.25%	-6.3%	12/31/2021	1.35	0	0	0.00%	-6.1%
12/31/2020	1.42	0	0	0.50%	28.6%	12/31/2020	1.42	0	0	0.25%	29.0%	12/31/2020	1.43	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.5%
2022	0.0%
2021	2.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Asset R6 Class - 06-47Y (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	1.25%	9.4%	12/31/2024	$1.45	0	$0	1.00%	9.7%	12/31/2024	$1.47	0	$0	0.75%	9.9%
12/31/2023	1.31	0	0	1.25%	15.9%	12/31/2023	1.32	0	0	1.00%	16.2%	12/31/2023	1.34	0	0	0.75%	16.5%
12/31/2022	1.13	0	0	1.25%	-26.8%	12/31/2022	1.14	0	0	1.00%	-26.6%	12/31/2022	1.15	0	0	0.75%	-26.4%
12/31/2021	1.54	0	0	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.56	0	0	0.75%	13.4%
12/31/2020	1.37	0	0	1.25%	31.7%	12/31/2020	1.37	0	0	1.00%	32.0%	12/31/2020	1.38	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	10.2%	12/31/2024	$1.51	0	$0	0.25%	10.5%	12/31/2024	$1.53	0	$0	0.00%	10.8%
12/31/2023	1.35	0	0	0.50%	16.8%	12/31/2023	1.37	0	0	0.25%	17.0%	12/31/2023	1.38	0	0	0.00%	17.3%
12/31/2022	1.16	0	0	0.50%	-26.2%	12/31/2022	1.17	0	0	0.25%	-26.1%	12/31/2022	1.18	0	0	0.00%	-25.9%
12/31/2021	1.57	0	0	0.50%	13.7%	12/31/2021	1.58	0	0	0.25%	13.9%	12/31/2021	1.59	0	0	0.00%	14.2%
12/31/2020	1.38	0	0	0.50%	32.7%	12/31/2020	1.39	0	0	0.25%	33.0%	12/31/2020	1.39	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Growth R6 Retirement Class - 06-6YW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	-2.7%	12/31/2024	$0.97	0	$0	1.00%	-2.7%	12/31/2024	$0.97	0	$0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	-2.5%	12/31/2024	$0.98	0	$0	0.25%	-2.5%	12/31/2024	$0.98	0	$0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund R6 Class - 06-34C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,097,046	$1,132,578	43,631
Receivables: investments sold	-
Payables: investments purchased	(21,969)
Net assets	$1,075,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,075,077	730,991	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$1,075,077	730,991

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,777
Mortality & expense charges			(13,594)
Net investment income (loss)			3,183

Gain (loss) on investments:
Net realized gain (loss)			2,028
Realized gain distributions			71,000
Net change in unrealized appreciation (depreciation)			(9,885)
Net gain (loss)			63,143

Increase (decrease) in net assets from operations			$66,326

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,183	$2,533
Net realized gain (loss)		2,028	(41,516)
Realized gain distributions		71,000	34,056
Net change in unrealized appreciation (depreciation)		(9,885)	146,457

Increase (decrease) in net assets from operations		66,326	141,530

Contract owner transactions:
Proceeds from units sold		89,136	85,679
Cost of units redeemed		(124,463)	(285,970)
Account charges		(903)	(915)
Increase (decrease)		(36,230)	(201,206)
Net increase (decrease)		30,096	(59,676)
Net assets, beginning		1,044,981	1,104,657
Net assets, ending		$1,075,077	$1,044,981

Units sold		63,131	67,463
Units redeemed		(86,409)	(232,003)
Net increase (decrease)		(23,278)	(164,540)
Units outstanding, beginning		754,269	918,809
Units outstanding, ending		730,991	754,269

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,983,704
Cost of units redeemed/account charges			(1,189,830)
Net investment income (loss)			5,848
Net realized gain (loss)			(137,055)
Realized gain distributions			447,942
Net change in unrealized appreciation (depreciation)			(35,532)
Net assets			$1,075,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	731	$1,075	1.25%	6.2%	12/31/2024	$1.50	0	$0	1.00%	6.4%	12/31/2024	$1.52	0	$0	0.75%	6.7%
12/31/2023	1.39	754	1,045	1.25%	15.2%	12/31/2023	1.41	0	0	1.00%	15.5%	12/31/2023	1.43	0	0	0.75%	15.8%
12/31/2022	1.20	919	1,105	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.6%	12/31/2022	1.23	0	0	0.75%	-8.4%
12/31/2021	1.32	806	1,063	1.25%	26.6%	12/31/2021	1.33	0	0	1.00%	26.9%	12/31/2021	1.34	0	0	0.75%	27.3%
12/31/2020	1.04	796	830	1.25%	2.7%	12/31/2020	1.05	0	0	1.00%	3.0%	12/31/2020	1.06	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	7.0%	12/31/2024	$1.57	0	$0	0.25%	7.2%	12/31/2024	$1.60	0	$0	0.00%	7.5%
12/31/2023	1.45	0	0	0.50%	16.1%	12/31/2023	1.47	0	0	0.25%	16.4%	12/31/2023	1.49	0	0	0.00%	16.7%
12/31/2022	1.25	0	0	0.50%	-8.2%	12/31/2022	1.26	0	0	0.25%	-8.0%	12/31/2022	1.28	0	0	0.00%	-7.7%
12/31/2021	1.36	0	0	0.50%	27.6%	12/31/2021	1.37	0	0	0.25%	27.9%	12/31/2021	1.38	0	0	0.00%	28.2%
12/31/2020	1.06	0	0	0.50%	3.5%	12/31/2020	1.07	0	0	0.25%	3.8%	12/31/2020	1.08	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.4%
2022	1.6%
2021	0.9%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund Investor Class - 06-34F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,531	$70,322	2,885
Receivables: investments sold	156
Payables: investments purchased	-
Net assets	$66,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,687	46,489	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$66,687	46,489

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$810
Mortality & expense charges			(2,870)
Net investment income (loss)			(2,060)

Gain (loss) on investments:
Net realized gain (loss)			38,059
Realized gain distributions			4,573
Net change in unrealized appreciation (depreciation)			(15,459)
Net gain (loss)			27,173

Increase (decrease) in net assets from operations			$25,113

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,060)	$1,173
Net realized gain (loss)		38,059	(56)
Realized gain distributions		4,573	7,081
Net change in unrealized appreciation (depreciation)		(15,459)	11,668

Increase (decrease) in net assets from operations		25,113	19,866

Contract owner transactions:
Proceeds from units sold		91,524	189,194
Cost of units redeemed		(255,737)	(3,269)
Account charges		(2)	(2)
Increase (decrease)		(164,215)	185,923
Net increase (decrease)		(139,102)	205,789
Net assets, beginning		205,789	-
Net assets, ending		$66,687	$205,789

Units sold		65,318	154,247
Units redeemed		(170,481)	(2,595)
Net increase (decrease)		(105,163)	151,652
Units outstanding, beginning		151,652	-
Units outstanding, ending		46,489	151,652

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$280,718
Cost of units redeemed/account charges			(259,010)
Net investment income (loss)			(887)
Net realized gain (loss)			38,003
Realized gain distributions			11,654
Net change in unrealized appreciation (depreciation)			(3,791)
Net assets			$66,687

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	46	$67	1.25%	5.7%	12/31/2024	$1.46	0	$0	1.00%	6.0%	12/31/2024	$1.48	0	$0	0.75%	6.2%
12/31/2023	1.36	152	206	1.25%	14.9%	12/31/2023	1.38	0	0	1.00%	15.1%	12/31/2023	1.40	0	0	0.75%	15.4%
12/31/2022	1.18	0	0	1.25%	-9.2%	12/31/2022	1.20	0	0	1.00%	-9.0%	12/31/2022	1.21	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	26.1%	12/31/2021	1.31	0	0	1.00%	26.5%	12/31/2021	1.33	0	0	0.75%	26.8%
12/31/2020	1.03	0	0	1.25%	2.4%	12/31/2020	1.04	0	0	1.00%	2.7%	12/31/2020	1.05	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	6.5%	12/31/2024	$1.54	0	$0	0.25%	6.8%	12/31/2024	$1.56	0	$0	0.00%	7.0%
12/31/2023	1.42	0	0	0.50%	15.7%	12/31/2023	1.44	0	0	0.25%	16.0%	12/31/2023	1.46	0	0	0.00%	16.3%
12/31/2022	1.22	0	0	0.50%	-8.5%	12/31/2022	1.24	0	0	0.25%	-8.3%	12/31/2022	1.25	0	0	0.00%	-8.1%
12/31/2021	1.34	0	0	0.50%	27.1%	12/31/2021	1.35	0	0	0.25%	27.4%	12/31/2021	1.36	0	0	0.00%	27.7%
12/31/2020	1.05	0	0	0.50%	3.2%	12/31/2020	1.06	0	0	0.25%	3.4%	12/31/2020	1.07	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	2.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Large Cap Value Fund Institutional Class - 06-46F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(6,268)
Net realized gain (loss)		-	(103,847)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	135,933

Increase (decrease) in net assets from operations		-	25,818

Contract owner transactions:
Proceeds from units sold		-	13,224
Cost of units redeemed		-	(573,780)
Account charges		-	(1,355)
Increase (decrease)		-	(561,911)
Net increase (decrease)		-	(536,093)
Net assets, beginning		-	536,093
Net assets, ending		$-	$-

Units sold		-	9,987
Units redeemed		-	(425,241)
Net increase (decrease)		-	(415,254)
Units outstanding, beginning		-	415,254
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$644,251
Cost of units redeemed/account charges			(629,885)
Net investment income (loss)			1,482
Net realized gain (loss)			(113,583)
Realized gain distributions			97,735
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	1.25%	13.8%	12/31/2024	$1.67	0	$0	1.00%	14.0%	12/31/2024	$1.69	0	$0	0.75%	14.3%
12/31/2023	1.45	0	0	1.25%	12.0%	12/31/2023	1.46	0	0	1.00%	12.3%	12/31/2023	1.48	0	0	0.75%	12.6%
12/31/2022	1.29	415	536	1.25%	-6.4%	12/31/2022	1.30	0	0	1.00%	-6.2%	12/31/2022	1.31	0	0	0.75%	-6.0%
12/31/2021	1.38	404	558	1.25%	26.4%	12/31/2021	1.39	0	0	1.00%	26.7%	12/31/2021	1.40	0	0	0.75%	27.0%
12/31/2020	1.09	0	0	1.25%	2.0%	12/31/2020	1.10	0	0	1.00%	2.2%	12/31/2020	1.10	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	14.6%	12/31/2024	$1.74	0	$0	0.25%	14.9%	12/31/2024	$1.76	0	$0	0.00%	15.2%
12/31/2023	1.50	0	0	0.50%	12.9%	12/31/2023	1.51	0	0	0.25%	13.2%	12/31/2023	1.53	0	0	0.00%	13.4%
12/31/2022	1.32	0	0	0.50%	-5.7%	12/31/2022	1.34	0	0	0.25%	-5.5%	12/31/2022	1.35	0	0	0.00%	-5.3%
12/31/2021	1.41	0	0	0.50%	27.3%	12/31/2021	1.41	0	0	0.25%	27.7%	12/31/2021	1.42	0	0	0.00%	28.0%
12/31/2020	1.10	0	0	0.50%	2.7%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.11	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	1.6%
2021	2.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon ST Mid-Cap Retirement Class - 06-69V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$598,050	$576,882	15,578
Receivables: investments sold	-
Payables: investments purchased	(299)
Net assets	$597,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$597,751	577,954	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$597,751	577,954

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,395)
Net investment income (loss)			(4,395)

Gain (loss) on investments:
Net realized gain (loss)			(29)
Realized gain distributions			22,247
Net change in unrealized appreciation (depreciation)			21,168
Net gain (loss)			43,386

Increase (decrease) in net assets from operations			$38,991

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,395)	$-
Net realized gain (loss)		(29)	-
Realized gain distributions		22,247	-
Net change in unrealized appreciation (depreciation)		21,168	-

Increase (decrease) in net assets from operations		38,991	-

Contract owner transactions:
Proceeds from units sold		1,395,216	-
Cost of units redeemed		(836,346)	-
Account charges		(110)	-
Increase (decrease)		558,760	-
Net increase (decrease)		597,751	-
Net assets, beginning		-	-
Net assets, ending		$597,751	$-

Units sold		1,448,586	-
Units redeemed		(870,632)	-
Net increase (decrease)		577,954	-
Units outstanding, beginning		-	-
Units outstanding, ending		577,954	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,395,216
Cost of units redeemed/account charges			(836,456)
Net investment income (loss)			(4,395)
Net realized gain (loss)			(29)
Realized gain distributions			22,247
Net change in unrealized appreciation (depreciation)			21,168
Net assets			$597,751

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	578	$598	1.25%	12.0%	12/31/2024	$1.04	0	$0	1.00%	12.3%	12/31/2024	$1.05	0	$0	0.75%	12.5%
12/31/2023	0.92	0	0	1.25%	24.0%	12/31/2023	0.93	0	0	1.00%	24.3%	12/31/2023	0.93	0	0	0.75%	24.6%
12/31/2022	0.74	0	0	1.25%	-28.9%	12/31/2022	0.75	0	0	1.00%	-28.8%	12/31/2022	0.75	0	0	0.75%	-28.6%
12/31/2021	1.05	0	0	1.25%	4.8%	12/31/2021	1.05	0	0	1.00%	4.8%	12/31/2021	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	12.8%	12/31/2024	$1.07	0	$0	0.25%	13.1%	12/31/2024	$1.07	0	$0	0.00%	13.4%
12/31/2023	0.94	0	0	0.50%	24.9%	12/31/2023	0.94	0	0	0.25%	25.2%	12/31/2023	0.95	0	0	0.00%	25.6%
12/31/2022	0.75	0	0	0.50%	-28.4%	12/31/2022	0.75	0	0	0.25%	-28.2%	12/31/2022	0.75	0	0	0.00%	-28.0%
12/31/2021	1.05	0	0	0.50%	4.8%	12/31/2021	1.05	0	0	0.25%	4.8%	12/31/2021	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund Investor Class - 06-33X (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,714
Cost of units redeemed/account charges			(8,323)
Net investment income (loss)			194
Net realized gain (loss)			225
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	1.25%	0.5%	12/31/2024	$1.13	0	$0	1.00%	0.8%	12/31/2024	$1.15	0	$0	0.75%	1.0%
12/31/2023	1.11	0	0	1.25%	20.6%	12/31/2023	1.12	0	0	1.00%	20.9%	12/31/2023	1.14	0	0	0.75%	21.2%
12/31/2022	0.92	0	0	1.25%	-12.3%	12/31/2022	0.93	0	0	1.00%	-12.0%	12/31/2022	0.94	0	0	0.75%	-11.8%
12/31/2021	1.05	0	0	1.25%	7.9%	12/31/2021	1.06	0	0	1.00%	8.2%	12/31/2021	1.07	0	0	0.75%	8.5%
12/31/2020	0.97	0	0	1.25%	-0.5%	12/31/2020	0.98	0	0	1.00%	-0.3%	12/31/2020	0.98	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	1.3%	12/31/2024	$1.19	0	$0	0.25%	1.5%	12/31/2024	$1.21	0	$0	0.00%	1.8%
12/31/2023	1.16	0	0	0.50%	21.5%	12/31/2023	1.17	0	0	0.25%	21.8%	12/31/2023	1.19	0	0	0.00%	22.1%
12/31/2022	0.95	0	0	0.50%	-11.6%	12/31/2022	0.96	0	0	0.25%	-11.4%	12/31/2022	0.98	0	0	0.00%	-11.2%
12/31/2021	1.08	0	0	0.50%	8.8%	12/31/2021	1.09	0	0	0.25%	9.0%	12/31/2021	1.10	0	0	0.00%	9.3%
12/31/2020	0.99	0	0	0.50%	0.2%	12/31/2020	1.00	0	0	0.25%	0.5%	12/31/2020	1.00	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund R6 Class - 06-33Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,938	$151,636	8,754
Receivables: investments sold	5,379
Payables: investments purchased	-
Net assets	$131,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$131,317	114,859	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$131,317	114,859

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,539
Mortality & expense charges			(818)
Net investment income (loss)			4,721

Gain (loss) on investments:
Net realized gain (loss)			57
Realized gain distributions			18,790
Net change in unrealized appreciation (depreciation)			(27,923)
Net gain (loss)			(9,076)

Increase (decrease) in net assets from operations			$(4,355)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,721	$915
Net realized gain (loss)		57	(194)
Realized gain distributions		18,790	802
Net change in unrealized appreciation (depreciation)		(27,923)	4,757

Increase (decrease) in net assets from operations		(4,355)	6,280

Contract owner transactions:
Proceeds from units sold		94,161	14,152
Cost of units redeemed		(997)	(5,555)
Account charges		(60)	-
Increase (decrease)		93,104	8,597
Net increase (decrease)		88,749	14,877
Net assets, beginning		42,568	27,691
Net assets, ending		$131,317	$42,568

Units sold		78,151	13,306
Units redeemed		(840)	(5,350)
Net increase (decrease)		77,311	7,956
Units outstanding, beginning		37,548	29,592
Units outstanding, ending		114,859	37,548

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,558,835
Cost of units redeemed/account charges			(1,415,033)
Net investment income (loss)			14,368
Net realized gain (loss)			(23,317)
Realized gain distributions			22,162
Net change in unrealized appreciation (depreciation)			(25,698)
Net assets			$131,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	115	$131	1.25%	0.8%	12/31/2024	$1.16	0	$0	1.00%	1.1%	12/31/2024	$1.18	0	$0	0.75%	1.4%
12/31/2023	1.13	38	43	1.25%	21.2%	12/31/2023	1.15	0	0	1.00%	21.5%	12/31/2023	1.17	0	0	0.75%	21.8%
12/31/2022	0.94	30	28	1.25%	-12.0%	12/31/2022	0.95	0	0	1.00%	-11.7%	12/31/2022	0.96	0	0	0.75%	-11.5%
12/31/2021	1.06	20	22	1.25%	8.3%	12/31/2021	1.07	0	0	1.00%	8.6%	12/31/2021	1.08	0	0	0.75%	8.9%
12/31/2020	0.98	10	10	1.25%	-0.1%	12/31/2020	0.99	0	0	1.00%	0.1%	12/31/2020	0.99	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	1.6%	12/31/2024	$1.22	0	$0	0.25%	1.9%	12/31/2024	$1.24	0	$0	0.00%	2.1%
12/31/2023	1.18	0	0	0.50%	22.1%	12/31/2023	1.20	0	0	0.25%	22.4%	12/31/2023	1.22	0	0	0.00%	22.7%
12/31/2022	0.97	0	0	0.50%	-11.3%	12/31/2022	0.98	0	0	0.25%	-11.1%	12/31/2022	0.99	0	0	0.00%	-10.9%
12/31/2021	1.09	0	0	0.50%	9.2%	12/31/2021	1.10	0	0	0.25%	9.4%	12/31/2021	1.11	0	0	0.00%	9.7%
12/31/2020	1.00	0	0	0.50%	0.6%	12/31/2020	1.01	0	0	0.25%	0.9%	12/31/2020	1.02	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	3.8%
2022	3.3%
2021	4.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Shp SMID Eq R5 Class - 06-6J6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	-2.5%	12/31/2024	$1.14	0	$0	1.00%	-2.3%	12/31/2024	$1.14	0	$0	0.75%	-2.1%
12/31/2023	1.16	0	0	1.25%	8.1%	12/31/2023	1.16	0	0	1.00%	8.4%	12/31/2023	1.17	0	0	0.75%	8.6%
12/31/2022	1.07	0	0	1.25%	7.2%	12/31/2022	1.07	0	0	1.00%	7.3%	12/31/2022	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	-1.8%	12/31/2024	$1.15	0	$0	0.25%	-1.6%	12/31/2024	$1.16	0	$0	0.00%	-1.3%
12/31/2023	1.17	0	0	0.50%	8.9%	12/31/2023	1.17	0	0	0.25%	9.2%	12/31/2023	1.18	0	0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	7.4%	12/31/2022	1.07	0	0	0.25%	7.4%	12/31/2022	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,090,299	$17,480,862	1,776,157
Receivables: investments sold	-
Payables: investments purchased	(382,005)
Net assets	$17,708,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,708,294	16,269,785	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$17,708,294	16,269,785

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$795,342
Mortality & expense charges			(195,528)
Net investment income (loss)			599,814

Gain (loss) on investments:
Net realized gain (loss)			71,075
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			609,437
Net gain (loss)			680,512

Increase (decrease) in net assets from operations			$1,280,326

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$599,814	$-
Net realized gain (loss)		71,075	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		609,437	-

Increase (decrease) in net assets from operations		1,280,326	-

Contract owner transactions:
Proceeds from units sold		20,467,898	-
Cost of units redeemed		(3,996,854)	-
Account charges		(43,076)	-
Increase (decrease)		16,427,968	-
Net increase (decrease)		17,708,294	-
Net assets, beginning		-	-
Net assets, ending		$17,708,294	$-

Units sold		20,871,626	-
Units redeemed		(4,601,841)	-
Net increase (decrease)		16,269,785	-
Units outstanding, beginning		-	-
Units outstanding, ending		16,269,785	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,467,898
Cost of units redeemed/account charges			(4,039,930)
Net investment income (loss)			599,814
Net realized gain (loss)			71,075
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			609,437
Net assets			$17,708,294

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	16,270	$17,708	1.25%	8.0%	12/31/2024	$1.09	0	$0	1.00%	8.3%	12/31/2024	$1.09	0	$0	0.75%	8.6%
12/31/2023	1.01	0	0	1.25%	0.7%	12/31/2023	1.01	0	0	1.00%	0.7%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	8.9%	12/31/2024	$1.10	0	$0	0.25%	9.1%	12/31/2024	$1.10	0	$0	0.00%	9.4%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund Investor Class - 06-694

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$779,902	$791,198	34,969
Receivables: investments sold	606
Payables: investments purchased	-
Net assets	$780,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$780,508	160,590	$4.86
Band 100	-	-	5.02
Band 75	-	-	5.18
Band 50	-	-	5.34
Band 25	-	-	5.51
Band 0	-	-	5.69
Total	$780,508	160,590

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,666)
Net investment income (loss)			(8,666)

Gain (loss) on investments:
Net realized gain (loss)			6,209
Realized gain distributions			240,399
Net change in unrealized appreciation (depreciation)			(61,786)
Net gain (loss)			184,822

Increase (decrease) in net assets from operations			$176,156

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,666)	$(6,223)
Net realized gain (loss)		6,209	(2,299)
Realized gain distributions		240,399	-
Net change in unrealized appreciation (depreciation)		(61,786)	187,853

Increase (decrease) in net assets from operations		176,156	179,331

Contract owner transactions:
Proceeds from units sold		23,959	58,441
Cost of units redeemed		(54,276)	(34,966)
Account charges		-	-
Increase (decrease)		(30,317)	23,475
Net increase (decrease)		145,839	202,806
Net assets, beginning		634,669	431,863
Net assets, ending		$780,508	$634,669

Units sold		5,508	17,123
Units redeemed		(14,306)	(10,596)
Net increase (decrease)		(8,798)	6,527
Units outstanding, beginning		169,388	162,861
Units outstanding, ending		160,590	169,388

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,505,412
Cost of units redeemed/account charges			(8,257,622)
Net investment income (loss)			(177,511)
Net realized gain (loss)			1,317,770
Realized gain distributions			1,403,755
Net change in unrealized appreciation (depreciation)			(11,296)
Net assets			$780,508

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.86	161	$781	1.25%	29.7%	12/31/2024	$5.02	0	$0	1.00%	30.0%	12/31/2024	$5.18	0	$0	0.75%	30.4%
12/31/2023	3.75	169	635	1.25%	41.3%	12/31/2023	3.86	0	0	1.00%	41.7%	12/31/2023	3.97	0	0	0.75%	42.0%
12/31/2022	2.65	163	432	1.25%	-32.3%	12/31/2022	2.72	0	0	1.00%	-32.1%	12/31/2022	2.80	0	0	0.75%	-31.9%
12/31/2021	3.92	167	653	1.25%	22.3%	12/31/2021	4.01	0	0	1.00%	22.6%	12/31/2021	4.11	0	0	0.75%	22.9%
12/31/2020	3.20	172	550	1.25%	31.5%	12/31/2020	3.27	0	0	1.00%	31.8%	12/31/2020	3.34	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.34	0	$0	0.50%	30.7%	12/31/2024	$5.51	0	$0	0.25%	31.0%	12/31/2024	$5.69	0	$0	0.00%	31.4%
12/31/2023	4.09	0	0	0.50%	42.4%	12/31/2023	4.21	0	0	0.25%	42.7%	12/31/2023	4.33	0	0	0.00%	43.1%
12/31/2022	2.87	0	0	0.50%	-31.8%	12/31/2022	2.95	0	0	0.25%	-31.6%	12/31/2022	3.03	0	0	0.00%	-31.4%
12/31/2021	4.21	0	0	0.50%	23.2%	12/31/2021	4.31	0	0	0.25%	23.5%	12/31/2021	4.42	32	140	0.00%	23.8%
12/31/2020	3.42	0	0	0.50%	32.5%	12/31/2020	3.49	0	0	0.25%	32.8%	12/31/2020	3.57	28	99	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio Investor Class - 06-427

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,175,407	$2,197,869	175,881
Receivables: investments sold	241
Payables: investments purchased	-
Net assets	$2,175,648

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,101,350	932,443	$2.25
Band 100	-	-	2.34
Band 75	-	-	2.44
Band 50	-	-	2.53
Band 25	-	-	2.64
Band 0	74,298	27,105	2.74
Total	$2,175,648	959,548

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$73,705
Mortality & expense charges			(40,560)
Net investment income (loss)			33,145

Gain (loss) on investments:
Net realized gain (loss)			(24,754)
Realized gain distributions			31,499
Net change in unrealized appreciation (depreciation)			171,933
Net gain (loss)			178,678

Increase (decrease) in net assets from operations			$211,823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,145	$38,180
Net realized gain (loss)		(24,754)	(360,379)
Realized gain distributions		31,499	74,136
Net change in unrealized appreciation (depreciation)		171,933	705,272

Increase (decrease) in net assets from operations		211,823	457,209

Contract owner transactions:
Proceeds from units sold		425,253	673,741
Cost of units redeemed		(2,336,470)	(3,659,988)
Account charges		(2,291)	(3,655)
Increase (decrease)		(1,913,508)	(2,989,902)
Net increase (decrease)		(1,701,685)	(2,532,693)
Net assets, beginning		3,877,333	6,410,026
Net assets, ending		$2,175,648	$3,877,333

Units sold		199,732	333,001
Units redeemed		(1,060,354)	(1,819,341)
Net increase (decrease)		(860,622)	(1,486,340)
Units outstanding, beginning		1,820,170	3,306,510
Units outstanding, ending		959,548	1,820,170

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$90,365,087
Cost of units redeemed/account charges			(93,247,694)
Net investment income (loss)			1,068,958
Net realized gain (loss)			1,333,298
Realized gain distributions			2,678,461
Net change in unrealized appreciation (depreciation)			(22,462)
Net assets			$2,175,648

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.25	932	$2,101	1.25%	6.2%	12/31/2024	$2.34	0	$0	1.00%	6.5%	12/31/2024	$2.44	0	$0	0.75%	6.7%
12/31/2023	2.12	1,786	3,790	1.25%	9.7%	12/31/2023	2.20	0	0	1.00%	10.0%	12/31/2023	2.28	0	0	0.75%	10.2%
12/31/2022	1.93	3,270	6,326	1.25%	-14.3%	12/31/2022	2.00	0	0	1.00%	-14.1%	12/31/2022	2.07	0	0	0.75%	-13.9%
12/31/2021	2.26	5,127	11,573	1.25%	7.5%	12/31/2021	2.33	0	0	1.00%	7.8%	12/31/2021	2.40	0	0	0.75%	8.1%
12/31/2020	2.10	16,897	35,468	1.25%	9.3%	12/31/2020	2.16	0	0	1.00%	9.6%	12/31/2020	2.23	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.53	0	$0	0.50%	7.0%	12/31/2024	$2.64	0	$0	0.25%	7.3%	12/31/2024	$2.74	27	$74	0.00%	7.5%
12/31/2023	2.37	0	0	0.50%	10.5%	12/31/2023	2.46	0	0	0.25%	10.8%	12/31/2023	2.55	34	87	0.00%	11.1%
12/31/2022	2.14	0	0	0.50%	-13.6%	12/31/2022	2.22	0	0	0.25%	-13.4%	12/31/2022	2.29	36	84	0.00%	-13.2%
12/31/2021	2.48	0	0	0.50%	8.3%	12/31/2021	2.56	0	0	0.25%	8.6%	12/31/2021	2.64	29	77	0.00%	8.9%
12/31/2020	2.29	0	0	0.50%	10.2%	12/31/2020	2.36	0	0	0.25%	10.4%	12/31/2020	2.43	39	95	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.7%
2022	2.2%
2021	1.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund A Class - 06-380

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,571	$264,247	9,725
Receivables: investments sold	525
Payables: investments purchased	-
Net assets	$255,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,607	53,438	$4.26
Band 100	27,489	6,116	4.49
Band 75	-	-	4.74
Band 50	-	-	5.00
Band 25	-	-	5.27
Band 0	-	-	5.62
Total	$255,096	59,554

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,037
Mortality & expense charges			(2,893)
Net investment income (loss)			1,144

Gain (loss) on investments:
Net realized gain (loss)			(2,997)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,119
Net gain (loss)			12,122

Increase (decrease) in net assets from operations			$13,266

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,144	$1,912
Net realized gain (loss)		(2,997)	(25,852)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,119	43,441

Increase (decrease) in net assets from operations		13,266	19,501

Contract owner transactions:
Proceeds from units sold		42,032	36,209
Cost of units redeemed		(21,107)	(87,946)
Account charges		(178)	(160)
Increase (decrease)		20,747	(51,897)
Net increase (decrease)		34,013	(32,396)
Net assets, beginning		221,083	253,479
Net assets, ending		$255,096	$221,083

Units sold		10,445	10,669
Units redeemed		(5,605)	(24,653)
Net increase (decrease)		4,840	(13,984)
Units outstanding, beginning		54,714	68,698
Units outstanding, ending		59,554	54,714

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,932,429
Cost of units redeemed/account charges			(18,155,335)
Net investment income (loss)			146,619
Net realized gain (loss)			355,569
Realized gain distributions			985,490
Net change in unrealized appreciation (depreciation)			(9,676)
Net assets			$255,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.26	53	$228	1.25%	6.0%	12/31/2024	$4.49	6	$27	1.00%	6.3%	12/31/2024	$4.74	0	$0	0.75%	6.6%
12/31/2023	4.02	49	195	1.25%	9.4%	12/31/2023	4.23	6	26	1.00%	9.6%	12/31/2023	4.45	0	0	0.75%	9.9%
12/31/2022	3.67	63	230	1.25%	-25.8%	12/31/2022	3.86	6	24	1.00%	-25.7%	12/31/2022	4.05	0	0	0.75%	-25.5%
12/31/2021	4.95	100	494	1.25%	39.2%	12/31/2021	5.19	7	35	1.00%	39.6%	12/31/2021	5.43	0	0	0.75%	39.9%
12/31/2020	3.56	99	353	1.25%	-9.7%	12/31/2020	3.72	7	26	1.00%	-9.5%	12/31/2020	3.88	0	0	0.75%	-9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.00	0	$0	0.50%	6.8%	12/31/2024	$5.27	0	$0	0.25%	7.1%	12/31/2024	$5.62	0	$0	0.00%	7.4%
12/31/2023	4.68	0	0	0.50%	10.2%	12/31/2023	4.92	0	0	0.25%	10.5%	12/31/2023	5.23	0	0	0.00%	10.7%
12/31/2022	4.25	0	0	0.50%	-25.3%	12/31/2022	4.46	0	0	0.25%	-25.1%	12/31/2022	4.72	0	0	0.00%	-24.9%
12/31/2021	5.68	0	0	0.50%	40.3%	12/31/2021	5.95	0	0	0.25%	40.6%	12/31/2021	6.29	0	0	0.00%	41.0%
12/31/2020	4.05	0	0	0.50%	-9.0%	12/31/2020	4.23	0	0	0.25%	-8.8%	12/31/2020	4.46	0	0	0.00%	-8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.9%
2022	1.4%
2021	1.3%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund Investor Class - 06-269

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,509	$408,420	14,720
Receivables: investments sold	1,205
Payables: investments purchased	-
Net assets	$386,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$386,714	212,540	$1.82
Band 100	-	-	1.90
Band 75	-	-	1.99
Band 50	-	-	2.08
Band 25	-	-	2.17
Band 0	-	-	2.27
Total	$386,714	212,540

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,874
Mortality & expense charges			(5,099)
Net investment income (loss)			2,775

Gain (loss) on investments:
Net realized gain (loss)			(6,453)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,945
Net gain (loss)			25,492

Increase (decrease) in net assets from operations			$28,267

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,775	$5,011
Net realized gain (loss)		(6,453)	(21,334)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,945	50,884

Increase (decrease) in net assets from operations		28,267	34,561

Contract owner transactions:
Proceeds from units sold		29,185	30,466
Cost of units redeemed		(94,825)	(64,750)
Account charges		(655)	(471)
Increase (decrease)		(66,295)	(34,755)
Net increase (decrease)		(38,028)	(194)
Net assets, beginning		424,742	424,936
Net assets, ending		$386,714	$424,742

Units sold		16,775	19,339
Units redeemed		(52,349)	(43,313)
Net increase (decrease)		(35,574)	(23,974)
Units outstanding, beginning		248,114	272,088
Units outstanding, ending		212,540	248,114

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,205,895
Cost of units redeemed/account charges			(20,819,187)
Net investment income (loss)			188,070
Net realized gain (loss)			1,356,816
Realized gain distributions			478,031
Net change in unrealized appreciation (depreciation)			(22,911)
Net assets			$386,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	213	$387	1.25%	6.3%	12/31/2024	$1.90	0	$0	1.00%	6.6%	12/31/2024	$1.99	0	$0	0.75%	6.8%
12/31/2023	1.71	248	425	1.25%	9.6%	12/31/2023	1.78	0	0	1.00%	9.9%	12/31/2023	1.86	0	0	0.75%	10.2%
12/31/2022	1.56	272	425	1.25%	-25.6%	12/31/2022	1.62	0	0	1.00%	-25.5%	12/31/2022	1.69	0	0	0.75%	-25.3%
12/31/2021	2.10	283	594	1.25%	39.6%	12/31/2021	2.18	0	0	1.00%	39.9%	12/31/2021	2.26	0	0	0.75%	40.3%
12/31/2020	1.50	365	549	1.25%	-9.5%	12/31/2020	1.56	0	0	1.00%	-9.3%	12/31/2020	1.61	0	0	0.75%	-9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	0.50%	7.1%	12/31/2024	$2.17	0	$0	0.25%	7.4%	12/31/2024	$2.27	0	$0	0.00%	7.6%
12/31/2023	1.94	0	0	0.50%	10.4%	12/31/2023	2.02	0	0	0.25%	10.7%	12/31/2023	2.11	0	0	0.00%	11.0%
12/31/2022	1.76	0	0	0.50%	-25.1%	12/31/2022	1.83	0	0	0.25%	-24.9%	12/31/2022	1.90	0	0	0.00%	-24.7%
12/31/2021	2.34	0	0	0.50%	40.6%	12/31/2021	2.43	0	0	0.25%	41.0%	12/31/2021	2.52	0	0	0.00%	41.3%
12/31/2020	1.67	0	0	0.50%	-8.8%	12/31/2020	1.72	0	0	0.25%	-8.6%	12/31/2020	1.78	0	0	0.00%	-8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.4%
2022	2.0%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select Investor Class - 06-440

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,245	$48,648	551
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$67,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,269	5,392	$12.48
Band 100	-	-	13.16
Band 75	-	-	13.87
Band 50	-	-	14.63
Band 25	-	-	15.43
Band 0	-	-	18.32
Total	$67,269	5,392

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(731)
Net investment income (loss)			(731)

Gain (loss) on investments:
Net realized gain (loss)			141
Realized gain distributions			2,375
Net change in unrealized appreciation (depreciation)			10,685
Net gain (loss)			13,201

Increase (decrease) in net assets from operations			$12,470

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(731)	$(687)
Net realized gain (loss)		141	(523)
Realized gain distributions		2,375	2,437
Net change in unrealized appreciation (depreciation)		10,685	20,069

Increase (decrease) in net assets from operations		12,470	21,296

Contract owner transactions:
Proceeds from units sold		6,004	4,143
Cost of units redeemed		(89)	(79,519)
Account charges		(10)	(6)
Increase (decrease)		5,905	(75,382)
Net increase (decrease)		18,375	(54,086)
Net assets, beginning		48,894	102,980
Net assets, ending		$67,269	$48,894

Units sold		518	487
Units redeemed		(9)	(9,813)
Net increase (decrease)		509	(9,326)
Units outstanding, beginning		4,883	14,209
Units outstanding, ending		5,392	4,883

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$684,164
Cost of units redeemed/account charges			(823,628)
Net investment income (loss)			(21,919)
Net realized gain (loss)			118,345
Realized gain distributions			91,710
Net change in unrealized appreciation (depreciation)			18,597
Net assets			$67,269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$12.48	5	$67	1.25%	24.6%	12/31/2024	$13.16	0	$0	1.00%	24.9%	12/31/2024	$13.87	0	$0	0.75%	25.2%
12/31/2023	10.01	5	49	1.25%	38.2%	12/31/2023	10.53	0	0	1.00%	38.5%	12/31/2023	11.08	0	0	0.75%	38.9%
12/31/2022	7.25	14	103	1.25%	-29.8%	12/31/2022	7.60	0	0	1.00%	-29.6%	12/31/2022	7.98	0	0	0.75%	-29.5%
12/31/2021	10.33	17	178	1.25%	23.6%	12/31/2021	10.81	0	0	1.00%	23.9%	12/31/2021	11.31	0	0	0.75%	24.2%
12/31/2020	8.35	18	150	1.25%	32.3%	12/31/2020	8.72	0	0	1.00%	32.6%	12/31/2020	9.11	0	0	0.75%	33.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$14.63	0	$0	0.50%	25.5%	12/31/2024	$15.43	0	$0	0.25%	25.8%	12/31/2024	$18.32	0	$0	0.00%	26.2%
12/31/2023	11.66	0	0	0.50%	39.2%	12/31/2023	12.26	0	0	0.25%	39.5%	12/31/2023	14.52	0	0	0.00%	39.9%
12/31/2022	8.37	0	0	0.50%	-29.3%	12/31/2022	8.79	0	0	0.25%	-29.1%	12/31/2022	10.38	0	0	0.00%	-28.9%
12/31/2021	11.84	0	0	0.50%	24.6%	12/31/2021	12.39	0	0	0.25%	24.9%	12/31/2021	14.61	0	0	0.00%	25.2%
12/31/2020	9.51	0	0	0.50%	33.3%	12/31/2020	9.93	0	0	0.25%	33.6%	12/31/2020	11.67	0	0	0.00%	34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund Investor Class - 06-721

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,678	$1,754	187
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$1,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,699	1,518	$1.12
Band 100	-	-	1.16
Band 75	-	-	1.20
Band 50	-	-	1.25
Band 25	-	-	1.29
Band 0	-	-	1.34
Total	$1,699	1,518

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$108
Mortality & expense charges			(31)
Net investment income (loss)			77

Gain (loss) on investments:
Net realized gain (loss)			(190)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			178
Net gain (loss)			(12)

Increase (decrease) in net assets from operations			$65

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77	$61
Net realized gain (loss)		(190)	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		178	49

Increase (decrease) in net assets from operations		65	106

Contract owner transactions:
Proceeds from units sold		1,107	852
Cost of units redeemed		(2,285)	-
Account charges		(8)	(8)
Increase (decrease)		(1,186)	844
Net increase (decrease)		(1,121)	950
Net assets, beginning		2,820	1,870
Net assets, ending		$1,699	$2,820

Units sold		2,974	791
Units redeemed		(3,978)	(8)
Net increase (decrease)		(1,004)	783
Units outstanding, beginning		2,522	1,739
Units outstanding, ending		1,518	2,522

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,082
Cost of units redeemed/account charges			(2,312)
Net investment income (loss)			162
Net realized gain (loss)			(186)
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			(76)
Net assets			$1,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	2	$2	1.25%	0.1%	12/31/2024	$1.16	0	$0	1.00%	0.3%	12/31/2024	$1.20	0	$0	0.75%	0.6%
12/31/2023	1.12	3	3	1.25%	4.0%	12/31/2023	1.16	0	0	1.00%	4.3%	12/31/2023	1.20	0	0	0.75%	4.5%
12/31/2022	1.08	2	2	1.25%	-15.0%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.15	0	0	0.75%	-14.5%
12/31/2021	1.26	1	1	1.25%	-2.1%	12/31/2021	1.30	0	0	1.00%	-1.8%	12/31/2021	1.34	0	0	0.75%	-1.6%
12/31/2020	1.29	1	1	1.25%	6.7%	12/31/2020	1.33	0	0	1.00%	7.0%	12/31/2020	1.36	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	0.8%	12/31/2024	$1.29	0	$0	0.25%	1.1%	12/31/2024	$1.34	0	$0	0.00%	1.3%
12/31/2023	1.24	0	0	0.50%	4.8%	12/31/2023	1.28	0	0	0.25%	5.0%	12/31/2023	1.33	0	0	0.00%	5.3%
12/31/2022	1.18	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.26	0	0	0.00%	-13.9%
12/31/2021	1.38	0	0	0.50%	-1.3%	12/31/2021	1.42	0	0	0.25%	-1.1%	12/31/2021	1.46	0	0	0.00%	-0.9%
12/31/2020	1.40	0	0	0.50%	7.5%	12/31/2020	1.44	0	0	0.25%	7.8%	12/31/2020	1.47	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	3.8%
2022	2.4%
2021	1.5%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select A Class - 06-240

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$432,174	$291,278	3,722
Receivables: investments sold	-
Payables: investments purchased	(1,742)
Net assets	$430,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,610	35,494	$6.13
Band 100	212,822	32,969	6.46
Band 75	-	-	6.80
Band 50	-	-	7.16
Band 25	-	-	7.54
Band 0	-	-	7.93
Total	$430,432	68,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,986)
Net investment income (loss)			(4,986)

Gain (loss) on investments:
Net realized gain (loss)			30,857
Realized gain distributions			16,118
Net change in unrealized appreciation (depreciation)			55,229
Net gain (loss)			102,204

Increase (decrease) in net assets from operations			$97,218

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,986)	$(3,249)
Net realized gain (loss)		30,857	1,593
Realized gain distributions		16,118	21,235
Net change in unrealized appreciation (depreciation)		55,229	69,926

Increase (decrease) in net assets from operations		97,218	89,505

Contract owner transactions:
Proceeds from units sold		10,590	106,018
Cost of units redeemed		(86,584)	(3,391)
Account charges		(20)	(27)
Increase (decrease)		(76,014)	102,600
Net increase (decrease)		21,204	192,105
Net assets, beginning		409,228	217,123
Net assets, ending		$430,432	$409,228

Units sold		1,987	22,981
Units redeemed		(14,214)	(763)
Net increase (decrease)		(12,227)	22,218
Units outstanding, beginning		80,690	58,472
Units outstanding, ending		68,463	80,690

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,024,804
Cost of units redeemed/account charges			(1,107,865)
Net investment income (loss)			(43,116)
Net realized gain (loss)			201,172
Realized gain distributions			214,541
Net change in unrealized appreciation (depreciation)			140,896
Net assets			$430,432

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.13	35	$218	1.25%	24.3%	12/31/2024	$6.46	33	$213	1.00%	24.6%	12/31/2024	$6.80	0	$0	0.75%	24.9%
12/31/2023	4.93	36	176	1.25%	37.8%	12/31/2023	5.18	45	233	1.00%	38.2%	12/31/2023	5.44	0	0	0.75%	38.5%
12/31/2022	3.58	13	45	1.25%	-30.0%	12/31/2022	3.75	46	172	1.00%	-29.8%	12/31/2022	3.93	0	0	0.75%	-29.6%
12/31/2021	5.11	14	72	1.25%	23.3%	12/31/2021	5.34	47	250	1.00%	23.6%	12/31/2021	5.58	0	0	0.75%	23.9%
12/31/2020	4.15	14	60	1.25%	32.0%	12/31/2020	4.32	49	213	1.00%	32.3%	12/31/2020	4.51	0	0	0.75%	32.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.16	0	$0	0.50%	25.2%	12/31/2024	$7.54	0	$0	0.25%	25.5%	12/31/2024	$7.93	0	$0	0.00%	25.8%
12/31/2023	5.72	0	0	0.50%	38.8%	12/31/2023	6.00	0	0	0.25%	39.2%	12/31/2023	6.30	0	0	0.00%	39.5%
12/31/2022	4.12	0	0	0.50%	-29.5%	12/31/2022	4.31	0	0	0.25%	-29.3%	12/31/2022	4.52	0	0	0.00%	-29.1%
12/31/2021	5.84	0	0	0.50%	24.2%	12/31/2021	6.10	0	0	0.25%	24.6%	12/31/2021	6.37	0	0	0.00%	24.9%
12/31/2020	4.70	0	0	0.50%	33.0%	12/31/2020	4.90	0	0	0.25%	33.3%	12/31/2020	5.10	0	0	0.00%	33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth A Class - 06-200

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$838,364	$717,377	42,063
Receivables: investments sold	-
Payables: investments purchased	(884)
Net assets	$837,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$750,895	138,597	$5.42
Band 100	86,585	15,178	5.70
Band 75	-	-	6.01
Band 50	-	-	6.32
Band 25	-	-	6.66
Band 0	-	-	7.01
Total	$837,480	153,775

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,076)
Net investment income (loss)			(19,076)

Gain (loss) on investments:
Net realized gain (loss)			182,676
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,772
Net gain (loss)			249,448

Increase (decrease) in net assets from operations			$230,372

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,076)	$(12,908)
Net realized gain (loss)		182,676	(87,251)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		66,772	229,515

Increase (decrease) in net assets from operations		230,372	129,356

Contract owner transactions:
Proceeds from units sold		200,762	1,242,837
Cost of units redeemed		(1,031,663)	(587,887)
Account charges		(428)	(100)
Increase (decrease)		(831,329)	654,850
Net increase (decrease)		(600,957)	784,206
Net assets, beginning		1,438,437	654,231
Net assets, ending		$837,480	$1,438,437

Units sold		40,324	271,743
Units redeemed		(186,159)	(128,863)
Net increase (decrease)		(145,835)	142,880
Units outstanding, beginning		299,610	156,730
Units outstanding, ending		153,775	299,610

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,896,889
Cost of units redeemed/account charges			(6,746,153)
Net investment income (loss)			(219,016)
Net realized gain (loss)			1,075,767
Realized gain distributions			709,006
Net change in unrealized appreciation (depreciation)			120,987
Net assets			$837,480

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.42	139	$751	1.25%	13.2%	12/31/2024	$5.70	15	$87	1.00%	13.5%	12/31/2024	$6.01	0	$0	0.75%	13.8%
12/31/2023	4.79	281	1,347	1.25%	15.4%	12/31/2023	5.03	18	91	1.00%	15.7%	12/31/2023	5.28	0	0	0.75%	15.9%
12/31/2022	4.15	137	567	1.25%	-27.5%	12/31/2022	4.35	20	87	1.00%	-27.3%	12/31/2022	4.55	0	0	0.75%	-27.1%
12/31/2021	5.72	167	957	1.25%	5.5%	12/31/2021	5.98	22	131	1.00%	5.7%	12/31/2021	6.25	0	0	0.75%	6.0%
12/31/2020	5.42	223	1,212	1.25%	48.7%	12/31/2020	5.65	23	129	1.00%	49.1%	12/31/2020	5.90	0	0	0.75%	49.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.32	0	$0	0.50%	14.0%	12/31/2024	$6.66	0	$0	0.25%	14.3%	12/31/2024	$7.01	0	$0	0.00%	14.6%
12/31/2023	5.55	0	0	0.50%	16.2%	12/31/2023	5.82	0	0	0.25%	16.5%	12/31/2023	6.12	0	0	0.00%	16.8%
12/31/2022	4.77	0	0	0.50%	-26.9%	12/31/2022	5.00	0	0	0.25%	-26.8%	12/31/2022	5.24	0	0	0.00%	-26.6%
12/31/2021	6.53	0	0	0.50%	6.3%	12/31/2021	6.82	0	0	0.25%	6.5%	12/31/2021	7.13	0	0	0.00%	6.8%
12/31/2020	6.15	0	0	0.50%	49.8%	12/31/2020	6.41	0	0	0.25%	50.2%	12/31/2020	6.68	0	0	0.00%	50.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund A Class - 06-722

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$177,461	$213,537	19,607
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$177,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,266	145,733	$1.08
Band 100	20,186	18,035	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.25
Band 0	-	-	1.30
Total	$177,452	163,768

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,384
Mortality & expense charges			(2,202)
Net investment income (loss)			5,182

Gain (loss) on investments:
Net realized gain (loss)			(16,306)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,953
Net gain (loss)			(6,353)

Increase (decrease) in net assets from operations			$(1,171)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,182	$7,795
Net realized gain (loss)		(16,306)	(31,958)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,953	34,650

Increase (decrease) in net assets from operations		(1,171)	10,487

Contract owner transactions:
Proceeds from units sold		3	2,247
Cost of units redeemed		(76,816)	(146,425)
Account charges		(7)	(10)
Increase (decrease)		(76,820)	(144,188)
Net increase (decrease)		(77,991)	(133,701)
Net assets, beginning		255,443	389,144
Net assets, ending		$177,452	$255,443

Units sold		3	2,017
Units redeemed		(69,489)	(139,333)
Net increase (decrease)		(69,486)	(137,316)
Units outstanding, beginning		233,254	370,570
Units outstanding, ending		163,768	233,254

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,064,570
Cost of units redeemed/account charges			(861,053)
Net investment income (loss)			39,991
Net realized gain (loss)			(50,597)
Realized gain distributions			20,617
Net change in unrealized appreciation (depreciation)			(36,076)
Net assets			$177,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	146	$157	1.25%	-0.2%	12/31/2024	$1.12	18	$20	1.00%	0.1%	12/31/2024	$1.16	0	$0	0.75%	0.3%
12/31/2023	1.08	146	158	1.25%	3.7%	12/31/2023	1.12	88	98	1.00%	4.0%	12/31/2023	1.16	0	0	0.75%	4.3%
12/31/2022	1.04	282	294	1.25%	-15.2%	12/31/2022	1.08	89	95	1.00%	-15.0%	12/31/2022	1.11	0	0	0.75%	-14.8%
12/31/2021	1.23	287	353	1.25%	-2.2%	12/31/2021	1.27	90	114	1.00%	-2.0%	12/31/2021	1.30	0	0	0.75%	-1.7%
12/31/2020	1.26	300	377	1.25%	6.4%	12/31/2020	1.29	90	116	1.00%	6.7%	12/31/2020	1.33	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	0.6%	12/31/2024	$1.25	0	$0	0.25%	0.8%	12/31/2024	$1.30	0	$0	0.00%	1.1%
12/31/2023	1.20	0	0	0.50%	4.5%	12/31/2023	1.24	0	0	0.25%	4.8%	12/31/2023	1.28	0	0	0.00%	5.0%
12/31/2022	1.15	0	0	0.50%	-14.6%	12/31/2022	1.18	0	0	0.25%	-14.4%	12/31/2022	1.22	0	0	0.00%	-14.2%
12/31/2021	1.34	0	0	0.50%	-1.5%	12/31/2021	1.38	0	0	0.25%	-1.3%	12/31/2021	1.42	0	0	0.00%	-1.0%
12/31/2020	1.36	0	0	0.50%	7.2%	12/31/2020	1.40	0	0	0.25%	7.5%	12/31/2020	1.44	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.6%
2022	2.1%
2021	1.2%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund A Class - 06-390

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$738,329	$705,978	72,246
Receivables: investments sold	2,195
Payables: investments purchased	-
Net assets	$740,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$740,524	109,123	$6.79
Band 100	-	-	7.16
Band 75	-	-	7.55
Band 50	-	-	7.96
Band 25	-	-	8.39
Band 0	-	-	8.90
Total	$740,524	109,123

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,577
Mortality & expense charges			(13,134)
Net investment income (loss)			(5,557)

Gain (loss) on investments:
Net realized gain (loss)			45,909
Realized gain distributions			41,349
Net change in unrealized appreciation (depreciation)			(50,854)
Net gain (loss)			36,404

Increase (decrease) in net assets from operations			$30,847

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,557)	$(4,664)
Net realized gain (loss)		45,909	(8,036)
Realized gain distributions		41,349	-
Net change in unrealized appreciation (depreciation)		(50,854)	185,030

Increase (decrease) in net assets from operations		30,847	172,330

Contract owner transactions:
Proceeds from units sold		148,624	331,298
Cost of units redeemed		(874,293)	(192,569)
Account charges		(494)	(1,512)
Increase (decrease)		(726,163)	137,217
Net increase (decrease)		(695,316)	309,547
Net assets, beginning		1,435,840	1,126,293
Net assets, ending		$740,524	$1,435,840

Units sold		23,033	56,004
Units redeemed		(137,347)	(33,244)
Net increase (decrease)		(114,314)	22,760
Units outstanding, beginning		223,437	200,677
Units outstanding, ending		109,123	223,437

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,334,519
Cost of units redeemed/account charges			(11,489,331)
Net investment income (loss)			(147,578)
Net realized gain (loss)			130,457
Realized gain distributions			1,880,106
Net change in unrealized appreciation (depreciation)			32,351
Net assets			$740,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.79	109	$741	1.25%	5.6%	12/31/2024	$7.16	0	$0	1.00%	5.9%	12/31/2024	$7.55	0	$0	0.75%	6.1%
12/31/2023	6.43	223	1,436	1.25%	14.5%	12/31/2023	6.76	0	0	1.00%	14.8%	12/31/2023	7.11	0	0	0.75%	15.1%
12/31/2022	5.61	201	1,126	1.25%	-16.0%	12/31/2022	5.89	0	0	1.00%	-15.8%	12/31/2022	6.18	0	0	0.75%	-15.6%
12/31/2021	6.68	226	1,508	1.25%	34.8%	12/31/2021	7.00	0	0	1.00%	35.2%	12/31/2021	7.32	0	0	0.75%	35.5%
12/31/2020	4.96	189	936	1.25%	7.3%	12/31/2020	5.18	0	0	1.00%	7.6%	12/31/2020	5.40	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.96	0	$0	0.50%	6.4%	12/31/2024	$8.39	0	$0	0.25%	6.7%	12/31/2024	$8.90	0	$0	0.00%	6.9%
12/31/2023	7.48	0	0	0.50%	15.4%	12/31/2023	7.87	0	0	0.25%	15.6%	12/31/2023	8.32	0	0	0.00%	15.9%
12/31/2022	6.48	0	0	0.50%	-15.4%	12/31/2022	6.80	0	0	0.25%	-15.2%	12/31/2022	7.18	0	0	0.00%	-15.0%
12/31/2021	7.66	0	0	0.50%	35.8%	12/31/2021	8.02	0	0	0.25%	36.2%	12/31/2021	8.45	0	0	0.00%	36.5%
12/31/2020	5.64	28	159	0.50%	8.1%	12/31/2020	5.89	0	0	0.25%	8.4%	12/31/2020	6.19	6	37	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.8%
2022	0.5%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund Investor Class - 06-470

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,287,740	$2,044,667	219,937
Receivables: investments sold	1,813
Payables: investments purchased	-
Net assets	$2,289,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,289,553	304,972	$7.51
Band 100	-	-	7.92
Band 75	-	-	8.35
Band 50	-	-	8.80
Band 25	-	-	9.28
Band 0	-	-	10.10
Total	$2,289,553	304,972

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$23,348
Mortality & expense charges			(28,408)
Net investment income (loss)			(5,060)

Gain (loss) on investments:
Net realized gain (loss)			85,663
Realized gain distributions			126,763
Net change in unrealized appreciation (depreciation)			(97,772)
Net gain (loss)			114,654

Increase (decrease) in net assets from operations			$109,594

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,060)	$(5,293)
Net realized gain (loss)		85,663	15,525
Realized gain distributions		126,763	-
Net change in unrealized appreciation (depreciation)		(97,772)	355,936

Increase (decrease) in net assets from operations		109,594	366,168

Contract owner transactions:
Proceeds from units sold		139,185	258,465
Cost of units redeemed		(777,858)	(854,892)
Account charges		(1,271)	(1,641)
Increase (decrease)		(639,944)	(598,068)
Net increase (decrease)		(530,350)	(231,900)
Net assets, beginning		2,819,903	3,051,803
Net assets, ending		$2,289,553	$2,819,903

Units sold		18,986	39,807
Units redeemed		(111,642)	(135,536)
Net increase (decrease)		(92,656)	(95,729)
Units outstanding, beginning		397,628	493,357
Units outstanding, ending		304,972	397,628

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$41,394,785
Cost of units redeemed/account charges			(52,671,875)
Net investment income (loss)			(726,582)
Net realized gain (loss)			(9,395)
Realized gain distributions			14,059,547
Net change in unrealized appreciation (depreciation)			243,073
Net assets			$2,289,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.51	305	$2,290	1.25%	5.9%	12/31/2024	$7.92	0	$0	1.00%	6.1%	12/31/2024	$8.35	0	$0	0.75%	6.4%
12/31/2023	7.09	398	2,820	1.25%	14.6%	12/31/2023	7.46	0	0	1.00%	14.9%	12/31/2023	7.85	0	0	0.75%	15.2%
12/31/2022	6.19	493	3,052	1.25%	-15.8%	12/31/2022	6.49	0	0	1.00%	-15.6%	12/31/2022	6.81	0	0	0.75%	-15.4%
12/31/2021	7.34	642	4,717	1.25%	35.2%	12/31/2021	7.69	0	0	1.00%	35.6%	12/31/2021	8.05	0	0	0.75%	35.9%
12/31/2020	5.43	810	4,402	1.25%	7.6%	12/31/2020	5.67	0	0	1.00%	7.8%	12/31/2020	5.92	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.80	0	$0	0.50%	6.7%	12/31/2024	$9.28	0	$0	0.25%	6.9%	12/31/2024	$10.10	0	$0	0.00%	7.2%
12/31/2023	8.25	0	0	0.50%	15.5%	12/31/2023	8.68	0	0	0.25%	15.8%	12/31/2023	9.42	0	0	0.00%	16.1%
12/31/2022	7.15	0	0	0.50%	-15.1%	12/31/2022	7.50	0	0	0.25%	-14.9%	12/31/2022	8.12	0	0	0.00%	-14.7%
12/31/2021	8.42	0	0	0.50%	36.2%	12/31/2021	8.82	0	0	0.25%	36.6%	12/31/2021	9.52	0	0	0.00%	36.9%
12/31/2020	6.18	0	0	0.50%	8.4%	12/31/2020	6.45	0	0	0.25%	8.7%	12/31/2020	6.95	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.1%
2022	0.9%
2021	0.4%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund A Class - 06-204

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,303	$48,521	4,574
Receivables: investments sold	640
Payables: investments purchased	-
Net assets	$48,943

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,943	35,797	$1.37
Band 100	-	-	1.43
Band 75	-	-	1.50
Band 50	-	-	1.57
Band 25	-	-	1.64
Band 0	-	-	1.72
Total	$48,943	35,797

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$224
Mortality & expense charges			(751)
Net investment income (loss)			(527)

Gain (loss) on investments:
Net realized gain (loss)			(3,957)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,746
Net gain (loss)			6,789

Increase (decrease) in net assets from operations			$6,262

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(527)	$(222)
Net realized gain (loss)		(3,957)	(4,064)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,746	7,231

Increase (decrease) in net assets from operations		6,262	2,945

Contract owner transactions:
Proceeds from units sold		7,010	12,573
Cost of units redeemed		(55,172)	(19,736)
Account charges		(410)	(376)
Increase (decrease)		(48,572)	(7,539)
Net increase (decrease)		(42,310)	(4,594)
Net assets, beginning		91,253	95,847
Net assets, ending		$48,943	$91,253

Units sold		5,245	10,377
Units redeemed		(42,788)	(17,028)
Net increase (decrease)		(37,543)	(6,651)
Units outstanding, beginning		73,340	79,991
Units outstanding, ending		35,797	73,340

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$874,999
Cost of units redeemed/account charges			(795,665)
Net investment income (loss)			(13,127)
Net realized gain (loss)			(31,603)
Realized gain distributions			14,557
Net change in unrealized appreciation (depreciation)			(218)
Net assets			$48,943

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	36	$49	1.25%	9.9%	12/31/2024	$1.43	0	$0	1.00%	10.2%	12/31/2024	$1.50	0	$0	0.75%	10.4%
12/31/2023	1.24	73	91	1.25%	3.8%	12/31/2023	1.30	0	0	1.00%	4.1%	12/31/2023	1.36	0	0	0.75%	4.4%
12/31/2022	1.20	80	96	1.25%	-29.2%	12/31/2022	1.25	0	0	1.00%	-29.1%	12/31/2022	1.30	0	0	0.75%	-28.9%
12/31/2021	1.69	56	95	1.25%	-7.5%	12/31/2021	1.76	0	0	1.00%	-7.2%	12/31/2021	1.83	0	0	0.75%	-7.0%
12/31/2020	1.83	64	117	1.25%	23.2%	12/31/2020	1.90	0	0	1.00%	23.5%	12/31/2020	1.96	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	10.7%	12/31/2024	$1.64	0	$0	0.25%	11.0%	12/31/2024	$1.72	0	$0	0.00%	11.3%
12/31/2023	1.42	0	0	0.50%	4.6%	12/31/2023	1.48	0	0	0.25%	4.9%	12/31/2023	1.54	0	0	0.00%	5.1%
12/31/2022	1.35	0	0	0.50%	-28.7%	12/31/2022	1.41	0	0	0.25%	-28.5%	12/31/2022	1.47	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	-6.8%	12/31/2021	1.97	0	0	0.25%	-6.5%	12/31/2021	2.05	0	0	0.00%	-6.3%
12/31/2020	2.04	0	0	0.50%	24.1%	12/31/2020	2.11	0	0	0.25%	24.4%	12/31/2020	2.19	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	1.1%
2022	2.7%
2021	0.3%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Company A Class - 06-385

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,853	$7,080	439
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$6,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,854	1,554	$4.41
Band 100	-	-	4.65
Band 75	-	-	4.91
Band 50	-	-	5.17
Band 25	-	-	5.46
Band 0	-	-	5.83
Total	$6,854	1,554

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5
Mortality & expense charges			(81)
Net investment income (loss)			(76)

Gain (loss) on investments:
Net realized gain (loss)			(21)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			287
Net gain (loss)			266

Increase (decrease) in net assets from operations			$190

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(76)	$(48)
Net realized gain (loss)		(21)	(75)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		287	1,082

Increase (decrease) in net assets from operations		190	959

Contract owner transactions:
Proceeds from units sold		861	669
Cost of units redeemed		-	(385)
Account charges		-	-
Increase (decrease)		861	284
Net increase (decrease)		1,051	1,243
Net assets, beginning		5,803	4,560
Net assets, ending		$6,854	$5,803

Units sold		201	179
Units redeemed		-	(96)
Net increase (decrease)		201	83
Units outstanding, beginning		1,353	1,270
Units outstanding, ending		1,554	1,353

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,866,387
Cost of units redeemed/account charges			(4,575,453)
Net investment income (loss)			(99,325)
Net realized gain (loss)			682,039
Realized gain distributions			133,433
Net change in unrealized appreciation (depreciation)			(227)
Net assets			$6,854

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.41	2	$7	1.25%	2.9%	12/31/2024	$4.65	0	$0	1.00%	3.1%	12/31/2024	$4.91	0	$0	0.75%	3.4%
12/31/2023	4.29	1	6	1.25%	19.5%	12/31/2023	4.51	0	0	1.00%	19.8%	12/31/2023	4.75	0	0	0.75%	20.1%
12/31/2022	3.59	1	5	1.25%	-22.5%	12/31/2022	3.77	0	0	1.00%	-22.3%	12/31/2022	3.95	0	0	0.75%	-22.1%
12/31/2021	4.63	1	5	1.25%	19.2%	12/31/2021	4.85	0	0	1.00%	19.5%	12/31/2021	5.08	0	0	0.75%	19.8%
12/31/2020	3.89	30	115	1.25%	14.7%	12/31/2020	4.06	0	0	1.00%	15.0%	12/31/2020	4.24	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.17	0	$0	0.50%	3.6%	12/31/2024	$5.46	0	$0	0.25%	3.9%	12/31/2024	$5.83	0	$0	0.00%	4.2%
12/31/2023	4.99	0	0	0.50%	20.4%	12/31/2023	5.25	0	0	0.25%	20.7%	12/31/2023	5.60	0	0	0.00%	21.0%
12/31/2022	4.15	0	0	0.50%	-21.9%	12/31/2022	4.35	0	0	0.25%	-21.8%	12/31/2022	4.63	0	0	0.00%	-21.6%
12/31/2021	5.31	0	0	0.50%	20.1%	12/31/2021	5.56	0	0	0.25%	20.4%	12/31/2021	5.90	0	0	0.00%	20.7%
12/31/2020	4.43	0	0	0.50%	15.5%	12/31/2020	4.62	0	0	0.25%	15.8%	12/31/2020	4.89	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund Investor Class - 06-206

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,324	$108,284	9,763
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$108,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,377	75,906	$1.43
Band 100	-	-	1.49
Band 75	-	-	1.56
Band 50	-	-	1.64
Band 25	-	-	1.71
Band 0	-	-	1.79
Total	$108,377	75,906

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$761
Mortality & expense charges			(1,485)
Net investment income (loss)			(724)

Gain (loss) on investments:
Net realized gain (loss)			(5,771)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,825
Net gain (loss)			11,054

Increase (decrease) in net assets from operations			$10,330

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(724)	$(508)
Net realized gain (loss)		(5,771)	(64,552)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,825	66,706

Increase (decrease) in net assets from operations		10,330	1,646

Contract owner transactions:
Proceeds from units sold		60,979	12,056
Cost of units redeemed		(48,349)	(165,695)
Account charges		(318)	(125)
Increase (decrease)		12,312	(153,764)
Net increase (decrease)		22,642	(152,118)
Net assets, beginning		85,735	237,853
Net assets, ending		$108,377	$85,735

Units sold		45,295	9,448
Units redeemed		(35,469)	(134,248)
Net increase (decrease)		9,826	(124,800)
Units outstanding, beginning		66,080	190,880
Units outstanding, ending		75,906	66,080

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,157,588
Cost of units redeemed/account charges			(17,480,507)
Net investment income (loss)			(106,579)
Net realized gain (loss)			(506,093)
Realized gain distributions			43,928
Net change in unrealized appreciation (depreciation)			40
Net assets			$108,377

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	76	$108	1.25%	10.0%	12/31/2024	$1.49	0	$0	1.00%	10.3%	12/31/2024	$1.56	0	$0	0.75%	10.6%
12/31/2023	1.30	66	86	1.25%	4.1%	12/31/2023	1.35	0	0	1.00%	4.4%	12/31/2023	1.41	0	0	0.75%	4.6%
12/31/2022	1.25	191	238	1.25%	-29.0%	12/31/2022	1.30	0	0	1.00%	-28.9%	12/31/2022	1.35	0	0	0.75%	-28.7%
12/31/2021	1.76	860	1,510	1.25%	-7.2%	12/31/2021	1.82	0	0	1.00%	-7.0%	12/31/2021	1.89	0	0	0.75%	-6.7%
12/31/2020	1.89	2,878	5,447	1.25%	23.5%	12/31/2020	1.96	0	0	1.00%	23.8%	12/31/2020	2.03	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	10.9%	12/31/2024	$1.71	0	$0	0.25%	11.2%	12/31/2024	$1.79	0	$0	0.00%	11.4%
12/31/2023	1.48	0	0	0.50%	4.9%	12/31/2023	1.54	0	0	0.25%	5.2%	12/31/2023	1.61	0	0	0.00%	5.4%
12/31/2022	1.41	0	0	0.50%	-28.5%	12/31/2022	1.47	0	0	0.25%	-28.3%	12/31/2022	1.53	0	0	0.00%	-28.2%
12/31/2021	1.97	0	0	0.50%	-6.5%	12/31/2021	2.04	0	0	0.25%	-6.3%	12/31/2021	2.12	0	0	0.00%	-6.0%
12/31/2020	2.11	0	0	0.50%	24.4%	12/31/2020	2.18	0	0	0.25%	24.7%	12/31/2020	2.26	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.7%
2022	1.3%
2021	1.2%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund Investor Class - 06-048

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$2.49
Band 100	-	-	2.55
Band 75	-	-	2.62
Band 50	-	-	2.69
Band 25	-	-	2.76
Band 0	-	-	2.84
Total	$1	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$404
Mortality & expense charges			(910)
Net investment income (loss)			(506)

Gain (loss) on investments:
Net realized gain (loss)			9,922
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,276
Net gain (loss)			20,198

Increase (decrease) in net assets from operations			$19,692

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(506)	$65
Net realized gain (loss)		9,922	(3,220)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,276	22,139

Increase (decrease) in net assets from operations		19,692	18,984

Contract owner transactions:
Proceeds from units sold		5,703	73,715
Cost of units redeemed		(182,359)	(11,647)
Account charges		(2)	(43)
Increase (decrease)		(176,658)	62,025
Net increase (decrease)		(156,966)	81,009
Net assets, beginning		156,967	75,958
Net assets, ending		$1	$156,967

Units sold		2,599	37,636
Units redeemed		(80,331)	(6,102)
Net increase (decrease)		(77,732)	31,534
Units outstanding, beginning		77,732	46,198
Units outstanding, ending		-	77,732

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$271,127
Cost of units redeemed/account charges			(333,096)
Net investment income (loss)			(844)
Net realized gain (loss)			16,282
Realized gain distributions			46,532
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.49	0	$0	1.25%	23.1%	12/31/2024	$2.55	0	$0	1.00%	23.5%	12/31/2024	$2.62	0	$0	0.75%	23.8%
12/31/2023	2.02	78	157	1.25%	22.8%	12/31/2023	2.07	0	0	1.00%	23.1%	12/31/2023	2.12	0	0	0.75%	23.4%
12/31/2022	1.64	46	76	1.25%	-23.9%	12/31/2022	1.68	0	0	1.00%	-23.7%	12/31/2022	1.72	0	0	0.75%	-23.5%
12/31/2021	2.16	42	91	1.25%	24.9%	12/31/2021	2.20	0	0	1.00%	25.3%	12/31/2021	2.24	0	0	0.75%	25.6%
12/31/2020	1.73	41	71	1.25%	13.1%	12/31/2020	1.76	0	0	1.00%	13.4%	12/31/2020	1.79	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.69	0	$0	0.50%	24.1%	12/31/2024	$2.76	0	$0	0.25%	24.4%	12/31/2024	$2.84	0	$0	0.00%	24.7%
12/31/2023	2.17	0	0	0.50%	23.7%	12/31/2023	2.22	0	0	0.25%	24.0%	12/31/2023	2.27	0	0	0.00%	24.4%
12/31/2022	1.75	0	0	0.50%	-23.3%	12/31/2022	1.79	0	0	0.25%	-23.1%	12/31/2022	1.83	0	0	0.00%	-22.9%
12/31/2021	2.29	0	0	0.50%	25.9%	12/31/2021	2.33	0	0	0.25%	26.2%	12/31/2021	2.37	0	0	0.00%	26.5%
12/31/2020	1.82	0	0	0.50%	13.9%	12/31/2020	1.85	0	0	0.25%	14.2%	12/31/2020	1.88	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.0%
2022	1.1%
2021	0.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund A Class - 06-400

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,276,585	$5,134,207	661,355
Receivables: investments sold	7,646
Payables: investments purchased	-
Net assets	$5,284,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,040,846	699,705	$4.35
Band 100	2,243,385	489,514	4.58
Band 75	-	-	4.83
Band 50	-	-	5.10
Band 25	-	-	5.37
Band 0	-	-	5.70
Total	$5,284,231	1,189,219

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$79,400
Mortality & expense charges			(66,782)
Net investment income (loss)			12,618

Gain (loss) on investments:
Net realized gain (loss)			78,977
Realized gain distributions			245,206
Net change in unrealized appreciation (depreciation)			297,169
Net gain (loss)			621,352

Increase (decrease) in net assets from operations			$633,970

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,618	$27,521
Net realized gain (loss)		78,977	(74,126)
Realized gain distributions		245,206	31,509
Net change in unrealized appreciation (depreciation)		297,169	758,146

Increase (decrease) in net assets from operations		633,970	743,050

Contract owner transactions:
Proceeds from units sold		374,656	542,332
Cost of units redeemed		(1,780,015)	(761,938)
Account charges		(1,290)	(1,114)
Increase (decrease)		(1,406,649)	(220,720)
Net increase (decrease)		(772,679)	522,330
Net assets, beginning		6,056,910	5,534,580
Net assets, ending		$5,284,231	$6,056,910

Units sold		92,226	159,184
Units redeemed		(426,844)	(219,700)
Net increase (decrease)		(334,618)	(60,516)
Units outstanding, beginning		1,523,837	1,584,353
Units outstanding, ending		1,189,219	1,523,837

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,447,121
Cost of units redeemed/account charges			(48,640,084)
Net investment income (loss)			(237,184)
Net realized gain (loss)			955,675
Realized gain distributions			10,616,325
Net change in unrealized appreciation (depreciation)			142,378
Net assets			$5,284,231

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.35	700	$3,041	1.25%	11.3%	12/31/2024	$4.58	490	$2,243	1.00%	11.6%	12/31/2024	$4.83	0	$0	0.75%	11.9%
12/31/2023	3.90	988	3,858	1.25%	13.6%	12/31/2023	4.11	536	2,199	1.00%	13.9%	12/31/2023	4.32	0	0	0.75%	14.2%
12/31/2022	3.43	1,037	3,563	1.25%	-16.7%	12/31/2022	3.60	547	1,971	1.00%	-16.5%	12/31/2022	3.78	0	0	0.75%	-16.3%
12/31/2021	4.12	1,353	5,580	1.25%	13.3%	12/31/2021	4.32	539	2,325	1.00%	13.6%	12/31/2021	4.52	0	0	0.75%	13.9%
12/31/2020	3.64	1,371	4,988	1.25%	16.6%	12/31/2020	3.80	564	2,143	1.00%	16.8%	12/31/2020	3.97	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.10	0	$0	0.50%	12.2%	12/31/2024	$5.37	0	$0	0.25%	12.5%	12/31/2024	$5.70	0	$0	0.00%	12.7%
12/31/2023	4.54	0	0	0.50%	14.5%	12/31/2023	4.78	0	0	0.25%	14.8%	12/31/2023	5.06	0	0	0.00%	15.1%
12/31/2022	3.97	0	0	0.50%	-16.1%	12/31/2022	4.16	0	0	0.25%	-15.9%	12/31/2022	4.39	0	0	0.00%	-15.7%
12/31/2021	4.73	0	0	0.50%	14.2%	12/31/2021	4.95	0	0	0.25%	14.5%	12/31/2021	5.21	0	0	0.00%	14.7%
12/31/2020	4.14	11	47	0.50%	17.4%	12/31/2020	4.32	0	0	0.25%	17.7%	12/31/2020	4.54	83	378	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.1%
2021	1.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund A Class - 06-175

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,725,316	$1,526,435	51,451
Receivables: investments sold	-
Payables: investments purchased	(1,189)
Net assets	$1,724,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,070,753	225,982	$4.74
Band 100	653,374	130,962	4.99
Band 75	-	-	5.25
Band 50	-	-	5.53
Band 25	-	-	5.82
Band 0	-	-	6.13
Total	$1,724,127	356,944

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,319
Mortality & expense charges			(20,510)
Net investment income (loss)			(14,191)

Gain (loss) on investments:
Net realized gain (loss)			21,395
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			357,428
Net gain (loss)			378,823

Increase (decrease) in net assets from operations			$364,632

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,191)	$(241)
Net realized gain (loss)		21,395	(193,723)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		357,428	522,398

Increase (decrease) in net assets from operations		364,632	328,434

Contract owner transactions:
Proceeds from units sold		191,912	123,463
Cost of units redeemed		(503,405)	(566,397)
Account charges		(336)	(927)
Increase (decrease)		(311,829)	(443,861)
Net increase (decrease)		52,803	(115,427)
Net assets, beginning		1,671,324	1,786,751
Net assets, ending		$1,724,127	$1,671,324

Units sold		43,810	36,090
Units redeemed		(112,561)	(170,694)
Net increase (decrease)		(68,751)	(134,604)
Units outstanding, beginning		425,695	560,299
Units outstanding, ending		356,944	425,695

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,119,386
Cost of units redeemed/account charges			(19,847,753)
Net investment income (loss)			(77,787)
Net realized gain (loss)			545,668
Realized gain distributions			2,785,732
Net change in unrealized appreciation (depreciation)			198,881
Net assets			$1,724,127

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.74	226	$1,071	1.25%	22.9%	12/31/2024	$4.99	131	$653	1.00%	23.2%	12/31/2024	$5.25	0	$0	0.75%	23.5%
12/31/2023	3.86	273	1,053	1.25%	22.5%	12/31/2023	4.05	153	619	1.00%	22.8%	12/31/2023	4.25	0	0	0.75%	23.1%
12/31/2022	3.15	410	1,292	1.25%	-24.1%	12/31/2022	3.30	150	495	1.00%	-23.9%	12/31/2022	3.46	0	0	0.75%	-23.7%
12/31/2021	4.15	546	2,265	1.25%	24.6%	12/31/2021	4.33	148	643	1.00%	24.9%	12/31/2021	4.53	0	0	0.75%	25.2%
12/31/2020	3.33	512	1,702	1.25%	12.8%	12/31/2020	3.47	135	467	1.00%	13.1%	12/31/2020	3.62	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.53	0	$0	0.50%	23.8%	12/31/2024	$5.82	0	$0	0.25%	24.1%	12/31/2024	$6.13	0	$0	0.00%	24.4%
12/31/2023	4.47	0	0	0.50%	23.4%	12/31/2023	4.69	0	0	0.25%	23.7%	12/31/2023	4.93	0	0	0.00%	24.0%
12/31/2022	3.62	0	0	0.50%	-23.5%	12/31/2022	3.79	0	0	0.25%	-23.3%	12/31/2022	3.97	0	0	0.00%	-23.1%
12/31/2021	4.73	0	0	0.50%	25.5%	12/31/2021	4.95	0	0	0.25%	25.9%	12/31/2021	5.17	0	0	0.00%	26.2%
12/31/2020	3.77	35	130	0.50%	13.7%	12/31/2020	3.93	0	0	0.25%	14.0%	12/31/2020	4.10	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	1.1%
2022	0.8%
2021	0.3%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund Investor Class - 06-475

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,450,016	$2,551,264	302,233
Receivables: investments sold	73,636
Payables: investments purchased	-
Net assets	$2,523,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,523,652	541,138	$4.66
Band 100	-	-	4.92
Band 75	-	-	5.19
Band 50	-	-	5.47
Band 25	-	-	5.77
Band 0	-	-	6.28
Total	$2,523,652	541,138

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$66,121
Mortality & expense charges			(32,988)
Net investment income (loss)			33,133

Gain (loss) on investments:
Net realized gain (loss)			9,296
Realized gain distributions			195,927
Net change in unrealized appreciation (depreciation)			(7,638)
Net gain (loss)			197,585

Increase (decrease) in net assets from operations			$230,718

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,133	$32,847
Net realized gain (loss)		9,296	4,487
Realized gain distributions		195,927	141,271
Net change in unrealized appreciation (depreciation)		(7,638)	(107,384)

Increase (decrease) in net assets from operations		230,718	71,221

Contract owner transactions:
Proceeds from units sold		224,259	248,642
Cost of units redeemed		(668,838)	(479,417)
Account charges		(1,234)	(696)
Increase (decrease)		(445,813)	(231,471)
Net increase (decrease)		(215,095)	(160,250)
Net assets, beginning		2,738,747	2,898,997
Net assets, ending		$2,523,652	$2,738,747

Units sold		48,820	59,825
Units redeemed		(148,675)	(115,053)
Net increase (decrease)		(99,855)	(55,228)
Units outstanding, beginning		640,993	696,221
Units outstanding, ending		541,138	640,993

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,449,860
Cost of units redeemed/account charges			(46,818,829)
Net investment income (loss)			2,002,695
Net realized gain (loss)			3,266,220
Realized gain distributions			6,724,954
Net change in unrealized appreciation (depreciation)			(101,248)
Net assets			$2,523,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.66	541	$2,524	1.25%	9.1%	12/31/2024	$4.92	0	$0	1.00%	9.4%	12/31/2024	$5.19	0	$0	0.75%	9.7%
12/31/2023	4.27	641	2,739	1.25%	2.6%	12/31/2023	4.49	0	0	1.00%	2.9%	12/31/2023	4.73	0	0	0.75%	3.1%
12/31/2022	4.16	696	2,899	1.25%	-4.3%	12/31/2022	4.37	0	0	1.00%	-4.1%	12/31/2022	4.58	0	0	0.75%	-3.9%
12/31/2021	4.35	722	3,144	1.25%	15.3%	12/31/2021	4.56	0	0	1.00%	15.6%	12/31/2021	4.77	0	0	0.75%	15.9%
12/31/2020	3.77	1,227	4,633	1.25%	-0.2%	12/31/2020	3.94	0	0	1.00%	0.1%	12/31/2020	4.11	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.47	0	$0	0.50%	10.0%	12/31/2024	$5.77	0	$0	0.25%	10.3%	12/31/2024	$6.28	0	$0	0.00%	10.5%
12/31/2023	4.97	0	0	0.50%	3.4%	12/31/2023	5.23	0	0	0.25%	3.6%	12/31/2023	5.68	0	0	0.00%	3.9%
12/31/2022	4.81	0	0	0.50%	-3.6%	12/31/2022	5.05	0	0	0.25%	-3.4%	12/31/2022	5.46	0	0	0.00%	-3.1%
12/31/2021	4.99	0	0	0.50%	16.2%	12/31/2021	5.22	0	0	0.25%	16.5%	12/31/2021	5.64	0	0	0.00%	16.8%
12/31/2020	4.30	0	0	0.50%	0.6%	12/31/2020	4.48	0	0	0.25%	0.8%	12/31/2020	4.83	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.4%
2022	2.1%
2021	1.7%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund A Class - 06-405

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,403,352	$2,501,740	445,125
Receivables: investments sold	-
Payables: investments purchased	(4,127)
Net assets	$2,399,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,227,777	494,940	$2.48
Band 100	1,171,448	447,810	2.62
Band 75	-	-	2.76
Band 50	-	-	2.91
Band 25	-	-	3.07
Band 0	-	-	3.24
Total	$2,399,225	942,750

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,967
Mortality & expense charges			(26,507)
Net investment income (loss)			19,460

Gain (loss) on investments:
Net realized gain (loss)			(4,140)
Realized gain distributions			109,764
Net change in unrealized appreciation (depreciation)			15,322
Net gain (loss)			120,946

Increase (decrease) in net assets from operations			$140,406

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,460	$26,043
Net realized gain (loss)		(4,140)	(30,447)
Realized gain distributions		109,764	1,573
Net change in unrealized appreciation (depreciation)		15,322	199,744

Increase (decrease) in net assets from operations		140,406	196,913

Contract owner transactions:
Proceeds from units sold		434,722	208,506
Cost of units redeemed		(534,314)	(317,000)
Account charges		(957)	(760)
Increase (decrease)		(100,549)	(109,254)
Net increase (decrease)		39,857	87,659
Net assets, beginning		2,359,368	2,271,709
Net assets, ending		$2,399,225	$2,359,368

Units sold		180,523	105,706
Units redeemed		(220,965)	(151,494)
Net increase (decrease)		(40,442)	(45,788)
Units outstanding, beginning		983,192	1,028,980
Units outstanding, ending		942,750	983,192

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,550,160
Cost of units redeemed/account charges			(21,999,630)
Net investment income (loss)			12,881
Net realized gain (loss)			170,825
Realized gain distributions			2,763,377
Net change in unrealized appreciation (depreciation)			(98,388)
Net assets			$2,399,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	495	$1,228	1.25%	6.1%	12/31/2024	$2.62	448	$1,171	1.00%	6.4%	12/31/2024	$2.76	0	$0	0.75%	6.7%
12/31/2023	2.34	476	1,114	1.25%	8.8%	12/31/2023	2.46	507	1,246	1.00%	9.0%	12/31/2023	2.59	0	0	0.75%	9.3%
12/31/2022	2.15	456	981	1.25%	-14.2%	12/31/2022	2.25	573	1,291	1.00%	-13.9%	12/31/2022	2.37	0	0	0.75%	-13.7%
12/31/2021	2.50	466	1,167	1.25%	7.7%	12/31/2021	2.62	592	1,550	1.00%	8.0%	12/31/2021	2.74	0	0	0.75%	8.3%
12/31/2020	2.32	516	1,198	1.25%	11.7%	12/31/2020	2.43	650	1,576	1.00%	12.0%	12/31/2020	2.53	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.91	0	$0	0.50%	6.9%	12/31/2024	$3.07	0	$0	0.25%	7.2%	12/31/2024	$3.24	0	$0	0.00%	7.5%
12/31/2023	2.72	0	0	0.50%	9.6%	12/31/2023	2.86	0	0	0.25%	9.9%	12/31/2023	3.02	0	0	0.00%	10.1%
12/31/2022	2.48	0	0	0.50%	-13.5%	12/31/2022	2.60	0	0	0.25%	-13.3%	12/31/2022	2.74	0	0	0.00%	-13.1%
12/31/2021	2.87	0	0	0.50%	8.6%	12/31/2021	3.00	0	0	0.25%	8.8%	12/31/2021	3.15	0	0	0.00%	9.1%
12/31/2020	2.64	273	721	0.50%	12.5%	12/31/2020	2.76	0	0	0.25%	12.8%	12/31/2020	2.89	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.2%
2022	1.8%
2021	1.1%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund A Class - 06-285

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,314,900	$3,469,490	396,790
Receivables: investments sold	-
Payables: investments purchased	(1,702)
Net assets	$3,313,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,177,918	513,340	$4.24
Band 100	1,135,016	253,551	4.48
Band 75	-	-	4.72
Band 50	264	53	4.98
Band 25	-	-	5.25
Band 0	-	-	5.57
Total	$3,313,198	766,944

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$83,998
Mortality & expense charges			(43,404)
Net investment income (loss)			40,594

Gain (loss) on investments:
Net realized gain (loss)			3,581
Realized gain distributions			265,955
Net change in unrealized appreciation (depreciation)			7,872
Net gain (loss)			277,408

Increase (decrease) in net assets from operations			$318,002

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,594	$38,670
Net realized gain (loss)		3,581	(16,249)
Realized gain distributions		265,955	203,081
Net change in unrealized appreciation (depreciation)		7,872	(140,939)

Increase (decrease) in net assets from operations		318,002	84,563

Contract owner transactions:
Proceeds from units sold		186,919	187,356
Cost of units redeemed		(1,057,044)	(1,141,313)
Account charges		(597)	(925)
Increase (decrease)		(870,722)	(954,882)
Net increase (decrease)		(552,720)	(870,319)
Net assets, beginning		3,865,918	4,736,237
Net assets, ending		$3,313,198	$3,865,918

Units sold		46,290	48,577
Units redeemed		(255,586)	(301,204)
Net increase (decrease)		(209,296)	(252,627)
Units outstanding, beginning		976,240	1,228,867
Units outstanding, ending		766,944	976,240

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$36,203,651
Cost of units redeemed/account charges			(42,734,636)
Net investment income (loss)			1,188,180
Net realized gain (loss)			3,058,499
Realized gain distributions			5,752,094
Net change in unrealized appreciation (depreciation)			(154,590)
Net assets			$3,313,198

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.24	513	$2,178	1.25%	8.9%	12/31/2024	$4.48	254	$1,135	1.00%	9.2%	12/31/2024	$4.72	0	$0	0.75%	9.4%
12/31/2023	3.90	674	2,626	1.25%	2.4%	12/31/2023	4.10	302	1,240	1.00%	2.6%	12/31/2023	4.31	0	0	0.75%	2.9%
12/31/2022	3.81	923	3,514	1.25%	-4.6%	12/31/2022	4.00	306	1,222	1.00%	-4.3%	12/31/2022	4.19	0	0	0.75%	-4.1%
12/31/2021	3.99	1,066	4,254	1.25%	15.0%	12/31/2021	4.18	335	1,400	1.00%	15.3%	12/31/2021	4.37	0	0	0.75%	15.6%
12/31/2020	3.47	1,193	4,138	1.25%	-0.4%	12/31/2020	3.62	361	1,309	1.00%	-0.2%	12/31/2020	3.78	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.98	0	$0	0.50%	9.7%	12/31/2024	$5.25	0	$0	0.25%	10.0%	12/31/2024	$5.57	0	$0	0.00%	10.3%
12/31/2023	4.54	0	0	0.50%	3.1%	12/31/2023	4.77	0	0	0.25%	3.4%	12/31/2023	5.05	0	0	0.00%	3.6%
12/31/2022	4.40	0	0	0.50%	-3.9%	12/31/2022	4.62	0	0	0.25%	-3.6%	12/31/2022	4.87	0	0	0.00%	-3.4%
12/31/2021	4.58	0	0	0.50%	15.9%	12/31/2021	4.79	0	0	0.25%	16.2%	12/31/2021	5.04	0	0	0.00%	16.5%
12/31/2020	3.95	69	274	0.50%	0.3%	12/31/2020	4.12	0	0	0.25%	0.6%	12/31/2020	4.33	25	106	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.0%
2022	1.9%
2021	1.6%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ginnie Mae A Class - 06-435

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,368	$92,921	10,138
Receivables: investments sold	551
Payables: investments purchased	-
Net assets	$88,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,724	65,078	$1.23
Band 100	9,195	7,117	1.29
Band 75	-	-	1.36
Band 50	-	-	1.44
Band 25	-	-	1.52
Band 0	-	-	1.60
Total	$88,919	72,195

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,041
Mortality & expense charges			(1,863)
Net investment income (loss)			3,178

Gain (loss) on investments:
Net realized gain (loss)			(5,506)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,613
Net gain (loss)			(2,893)

Increase (decrease) in net assets from operations			$285

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,178	$4,519
Net realized gain (loss)		(5,506)	(12,423)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,613	12,912

Increase (decrease) in net assets from operations		285	5,008

Contract owner transactions:
Proceeds from units sold		24,327	30,073
Cost of units redeemed		(123,955)	(154,262)
Account charges		(147)	(307)
Increase (decrease)		(99,775)	(124,496)
Net increase (decrease)		(99,490)	(119,488)
Net assets, beginning		188,409	307,897
Net assets, ending		$88,919	$188,409

Units sold		19,748	25,041
Units redeemed		(99,597)	(125,805)
Net increase (decrease)		(79,849)	(100,764)
Units outstanding, beginning		152,044	252,808
Units outstanding, ending		72,195	152,044

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$50,064,656
Cost of units redeemed/account charges			(50,472,680)
Net investment income (loss)			501,408
Net realized gain (loss)			88
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,553)
Net assets			$88,919

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	65	$80	1.25%	-1.0%	12/31/2024	$1.29	7	$9	1.00%	-0.7%	12/31/2024	$1.36	0	$0	0.75%	-0.5%
12/31/2023	1.24	148	183	1.25%	3.1%	12/31/2023	1.30	4	5	1.00%	3.4%	12/31/2023	1.37	0	0	0.75%	3.7%
12/31/2022	1.20	175	210	1.25%	-12.8%	12/31/2022	1.26	78	98	1.00%	-12.6%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.38	337	464	1.25%	-3.1%	12/31/2021	1.44	19	27	1.00%	-2.9%	12/31/2021	1.51	0	0	0.75%	-2.6%
12/31/2020	1.42	387	550	1.25%	2.2%	12/31/2020	1.48	20	29	1.00%	2.4%	12/31/2020	1.55	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	-0.2%	12/31/2024	$1.52	0	$0	0.25%	0.0%	12/31/2024	$1.60	0	$0	0.00%	0.3%
12/31/2023	1.44	0	0	0.50%	3.9%	12/31/2023	1.52	0	0	0.25%	4.2%	12/31/2023	1.59	0	0	0.00%	4.4%
12/31/2022	1.39	0	0	0.50%	-12.2%	12/31/2022	1.45	0	0	0.25%	-11.9%	12/31/2022	1.53	0	0	0.00%	-11.7%
12/31/2021	1.58	0	0	0.50%	-2.4%	12/31/2021	1.65	0	0	0.25%	-2.1%	12/31/2021	1.73	0	0	0.00%	-1.9%
12/31/2020	1.62	0	0	0.50%	3.0%	12/31/2020	1.69	0	0	0.25%	3.2%	12/31/2020	1.76	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.0%
2022	2.1%
2021	1.4%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund A Class - 06-415

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,200,303	$9,387,796	1,448,542
Receivables: investments sold	-
Payables: investments purchased	(2,056)
Net assets	$9,198,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,530,770	1,608,061	$3.44
Band 100	3,667,477	1,011,168	3.63
Band 75	-	-	3.82
Band 50	-	-	4.03
Band 25	-	-	4.25
Band 0	-	-	4.51
Total	$9,198,247	2,619,229

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$183,849
Mortality & expense charges			(107,308)
Net investment income (loss)			76,541

Gain (loss) on investments:
Net realized gain (loss)			(45,609)
Realized gain distributions			308,840
Net change in unrealized appreciation (depreciation)			447,136
Net gain (loss)			710,367

Increase (decrease) in net assets from operations			$786,908

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76,541	$72,807
Net realized gain (loss)		(45,609)	(157,109)
Realized gain distributions		308,840	-
Net change in unrealized appreciation (depreciation)		447,136	1,120,123

Increase (decrease) in net assets from operations		786,908	1,035,821

Contract owner transactions:
Proceeds from units sold		770,821	625,938
Cost of units redeemed		(2,099,297)	(1,205,923)
Account charges		(5,324)	(9,502)
Increase (decrease)		(1,333,800)	(589,487)
Net increase (decrease)		(546,892)	446,334
Net assets, beginning		9,745,139	9,298,805
Net assets, ending		$9,198,247	$9,745,139

Units sold		233,950	210,882
Units redeemed		(636,809)	(399,058)
Net increase (decrease)		(402,859)	(188,176)
Units outstanding, beginning		3,022,088	3,210,264
Units outstanding, ending		2,619,229	3,022,088

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$126,591,914
Cost of units redeemed/account charges			(135,764,799)
Net investment income (loss)			22,023
Net realized gain (loss)			968,984
Realized gain distributions			17,567,618
Net change in unrealized appreciation (depreciation)			(187,493)
Net assets			$9,198,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	1,608	$5,531	1.25%	8.7%	12/31/2024	$3.63	1,011	$3,667	1.00%	9.0%	12/31/2024	$3.82	0	$0	0.75%	9.3%
12/31/2023	3.16	1,907	6,032	1.25%	11.5%	12/31/2023	3.33	1,116	3,713	1.00%	11.7%	12/31/2023	3.50	0	0	0.75%	12.0%
12/31/2022	2.84	1,883	5,344	1.25%	-16.0%	12/31/2022	2.98	1,328	3,954	1.00%	-15.8%	12/31/2022	3.13	0	0	0.75%	-15.6%
12/31/2021	3.38	2,080	7,029	1.25%	10.8%	12/31/2021	3.54	1,493	5,279	1.00%	11.0%	12/31/2021	3.70	0	0	0.75%	11.3%
12/31/2020	3.05	2,201	6,715	1.25%	14.4%	12/31/2020	3.18	1,921	6,118	1.00%	14.7%	12/31/2020	3.32	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.03	0	$0	0.50%	9.5%	12/31/2024	$4.25	0	$0	0.25%	9.8%	12/31/2024	$4.51	0	$0	0.00%	10.1%
12/31/2023	3.68	0	0	0.50%	12.3%	12/31/2023	3.87	0	0	0.25%	12.6%	12/31/2023	4.10	0	0	0.00%	12.9%
12/31/2022	3.28	0	0	0.50%	-15.3%	12/31/2022	3.44	0	0	0.25%	-15.1%	12/31/2022	3.63	0	0	0.00%	-14.9%
12/31/2021	3.87	0	0	0.50%	11.6%	12/31/2021	4.06	0	0	0.25%	11.9%	12/31/2021	4.27	0	0	0.00%	12.2%
12/31/2020	3.47	1	2	0.50%	15.3%	12/31/2020	3.62	0	0	0.25%	15.5%	12/31/2020	3.81	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.9%
2022	1.0%
2021	1.1%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund A Class - 06-445

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$984,121	$698,392	18,043
Receivables: investments sold	-
Payables: investments purchased	(2,572)
Net assets	$981,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$317,548	42,355	$7.50
Band 100	664,001	83,983	7.91
Band 75	-	-	8.34
Band 50	-	-	8.79
Band 25	-	-	9.27
Band 0	-	-	9.78
Total	$981,549	126,338

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,094)
Net investment income (loss)			(10,094)

Gain (loss) on investments:
Net realized gain (loss)			37,209
Realized gain distributions			58,971
Net change in unrealized appreciation (depreciation)			117,090
Net gain (loss)			213,270

Increase (decrease) in net assets from operations			$203,176

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,094)	$(9,781)
Net realized gain (loss)		37,209	58,587
Realized gain distributions		58,971	41,577
Net change in unrealized appreciation (depreciation)		117,090	232,503

Increase (decrease) in net assets from operations		203,176	322,886

Contract owner transactions:
Proceeds from units sold		34,390	61,549
Cost of units redeemed		(111,251)	(669,884)
Account charges		(132)	(119)
Increase (decrease)		(76,993)	(608,454)
Net increase (decrease)		126,183	(285,568)
Net assets, beginning		855,366	1,140,934
Net assets, ending		$981,549	$855,366

Units sold		4,933	10,635
Units redeemed		(15,811)	(134,773)
Net increase (decrease)		(10,878)	(124,138)
Units outstanding, beginning		137,216	261,354
Units outstanding, ending		126,338	137,216

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,048,963
Cost of units redeemed/account charges			(15,245,534)
Net investment income (loss)			(369,881)
Net realized gain (loss)			1,448,998
Realized gain distributions			2,813,274
Net change in unrealized appreciation (depreciation)			285,729
Net assets			$981,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.50	42	$318	1.25%	24.3%	12/31/2024	$7.91	84	$664	1.00%	24.7%	12/31/2024	$8.34	0	$0	0.75%	25.0%
12/31/2023	6.03	48	287	1.25%	41.1%	12/31/2023	6.34	90	568	1.00%	41.5%	12/31/2023	6.67	0	0	0.75%	41.8%
12/31/2022	4.27	145	620	1.25%	-32.5%	12/31/2022	4.48	116	521	1.00%	-32.3%	12/31/2022	4.70	0	0	0.75%	-32.1%
12/31/2021	6.33	165	1,043	1.25%	25.6%	12/31/2021	6.62	134	885	1.00%	25.9%	12/31/2021	6.93	0	0	0.75%	26.2%
12/31/2020	5.04	180	908	1.25%	33.2%	12/31/2020	5.26	140	739	1.00%	33.5%	12/31/2020	5.49	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.79	0	$0	0.50%	25.3%	12/31/2024	$9.27	0	$0	0.25%	25.6%	12/31/2024	$9.78	0	$0	0.00%	25.9%
12/31/2023	7.02	0	0	0.50%	42.2%	12/31/2023	7.38	0	0	0.25%	42.6%	12/31/2023	7.77	0	0	0.00%	42.9%
12/31/2022	4.94	0	0	0.50%	-32.0%	12/31/2022	5.18	0	0	0.25%	-31.8%	12/31/2022	5.44	0	0	0.00%	-31.6%
12/31/2021	7.25	0	0	0.50%	26.5%	12/31/2021	7.59	0	0	0.25%	26.9%	12/31/2021	7.95	0	0	0.00%	27.2%
12/31/2020	5.73	0	0	0.50%	34.2%	12/31/2020	5.98	0	0	0.25%	34.5%	12/31/2020	6.25	0	0	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund A Class - 06-430

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,426,203	$2,649,887	40,054
Receivables: investments sold	9,700
Payables: investments purchased	-
Net assets	$3,435,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,116,042	362,661	$8.59
Band 100	319,861	35,301	9.06
Band 75	-	-	9.56
Band 50	-	-	10.08
Band 25	-	-	10.63
Band 0	-	-	11.27
Total	$3,435,903	397,962

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(37,655)
Net investment income (loss)			(37,655)

Gain (loss) on investments:
Net realized gain (loss)			125,643
Realized gain distributions			126,887
Net change in unrealized appreciation (depreciation)			504,190
Net gain (loss)			756,720

Increase (decrease) in net assets from operations			$719,065

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,655)	$(21,797)
Net realized gain (loss)		125,643	3,626
Realized gain distributions		126,887	161,844
Net change in unrealized appreciation (depreciation)		504,190	462,178

Increase (decrease) in net assets from operations		719,065	605,851

Contract owner transactions:
Proceeds from units sold		634,674	1,002,101
Cost of units redeemed		(539,137)	(333,788)
Account charges		(1,641)	(462)
Increase (decrease)		93,896	667,851
Net increase (decrease)		812,961	1,273,702
Net assets, beginning		2,622,942	1,349,240
Net assets, ending		$3,435,903	$2,622,942

Units sold		80,974	167,818
Units redeemed		(70,330)	(61,037)
Net increase (decrease)		10,644	106,781
Units outstanding, beginning		387,318	280,537
Units outstanding, ending		397,962	387,318

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,632,261
Cost of units redeemed/account charges			(4,697,303)
Net investment income (loss)			(227,971)
Net realized gain (loss)			883,544
Realized gain distributions			1,069,056
Net change in unrealized appreciation (depreciation)			776,316
Net assets			$3,435,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.59	363	$3,116	1.25%	27.6%	12/31/2024	$9.06	35	$320	1.00%	27.9%	12/31/2024	$9.56	0	$0	0.75%	28.2%
12/31/2023	6.73	345	2,323	1.25%	41.2%	12/31/2023	7.08	42	300	1.00%	41.5%	12/31/2023	7.45	0	0	0.75%	41.9%
12/31/2022	4.77	233	1,110	1.25%	-33.5%	12/31/2022	5.00	48	240	1.00%	-33.3%	12/31/2022	5.25	0	0	0.75%	-33.1%
12/31/2021	7.17	213	1,526	1.25%	21.4%	12/31/2021	7.50	65	491	1.00%	21.7%	12/31/2021	7.85	0	0	0.75%	22.0%
12/31/2020	5.91	229	1,352	1.25%	47.5%	12/31/2020	6.17	68	417	1.00%	47.9%	12/31/2020	6.44	0	0	0.75%	48.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.08	0	$0	0.50%	28.6%	12/31/2024	$10.63	0	$0	0.25%	28.9%	12/31/2024	$11.27	0	$0	0.00%	29.2%
12/31/2023	7.84	0	0	0.50%	42.2%	12/31/2023	8.24	0	0	0.25%	42.6%	12/31/2023	8.72	0	0	0.00%	43.0%
12/31/2022	5.51	0	0	0.50%	-33.0%	12/31/2022	5.78	0	0	0.25%	-32.8%	12/31/2022	6.10	0	0	0.00%	-32.6%
12/31/2021	8.22	0	0	0.50%	22.3%	12/31/2021	8.60	0	0	0.25%	22.6%	12/31/2021	9.06	0	0	0.00%	22.9%
12/31/2020	6.72	0	0	0.50%	48.7%	12/31/2020	7.02	0	0	0.25%	49.0%	12/31/2020	7.37	0	0	0.00%	49.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund A Class - 06-290

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,517,338	$3,613,232	179,501
Receivables: investments sold	-
Payables: investments purchased	(4,503)
Net assets	$3,512,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,397,499	282,341	$8.49
Band 100	518,807	57,935	8.95
Band 75	-	-	9.44
Band 50	596,529	59,899	9.96
Band 25	-	-	10.50
Band 0	-	-	11.17
Total	$3,512,835	400,175

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,525)
Net investment income (loss)			(35,525)

Gain (loss) on investments:
Net realized gain (loss)			9,784
Realized gain distributions			567,114
Net change in unrealized appreciation (depreciation)			137,507
Net gain (loss)			714,405

Increase (decrease) in net assets from operations			$678,880

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,525)	$(31,954)
Net realized gain (loss)		9,784	(127,394)
Realized gain distributions		567,114	26,887
Net change in unrealized appreciation (depreciation)		137,507	658,426

Increase (decrease) in net assets from operations		678,880	525,965

Contract owner transactions:
Proceeds from units sold		134,441	97,300
Cost of units redeemed		(247,518)	(735,719)
Account charges		(700)	(574)
Increase (decrease)		(113,777)	(638,993)
Net increase (decrease)		565,103	(113,028)
Net assets, beginning		2,947,732	3,060,760
Net assets, ending		$3,512,835	$2,947,732

Units sold		17,711	16,366
Units redeemed		(31,566)	(109,373)
Net increase (decrease)		(13,855)	(93,007)
Units outstanding, beginning		414,030	507,037
Units outstanding, ending		400,175	414,030

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$46,205,110
Cost of units redeemed/account charges			(57,649,336)
Net investment income (loss)			(1,733,623)
Net realized gain (loss)			4,769,427
Realized gain distributions			12,017,151
Net change in unrealized appreciation (depreciation)			(95,894)
Net assets			$3,512,835

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.49	282	$2,397	1.25%	23.0%	12/31/2024	$8.95	58	$519	1.00%	23.3%	12/31/2024	$9.44	0	$0	0.75%	23.6%
12/31/2023	6.90	295	2,037	1.25%	18.8%	12/31/2023	7.26	59	426	1.00%	19.1%	12/31/2023	7.64	0	0	0.75%	19.3%
12/31/2022	5.81	336	1,954	1.25%	-29.2%	12/31/2022	6.10	67	408	1.00%	-29.0%	12/31/2022	6.40	0	0	0.75%	-28.8%
12/31/2021	8.21	435	3,567	1.25%	9.4%	12/31/2021	8.59	79	681	1.00%	9.7%	12/31/2021	8.99	0	0	0.75%	10.0%
12/31/2020	7.50	481	3,609	1.25%	40.4%	12/31/2020	7.83	83	646	1.00%	40.8%	12/31/2020	8.18	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.96	60	$597	0.50%	23.9%	12/31/2024	$10.50	0	$0	0.25%	24.2%	12/31/2024	$11.17	0	$0	0.00%	24.6%
12/31/2023	8.04	60	485	0.50%	19.6%	12/31/2023	8.45	0	0	0.25%	19.9%	12/31/2023	8.96	0	0	0.00%	20.2%
12/31/2022	6.72	104	699	0.50%	-28.6%	12/31/2022	7.05	0	0	0.25%	-28.5%	12/31/2022	7.46	0	0	0.00%	-28.3%
12/31/2021	9.41	116	1,093	0.50%	10.3%	12/31/2021	9.85	0	0	0.25%	10.5%	12/31/2021	10.39	0	0	0.00%	10.8%
12/31/2020	8.54	125	1,064	0.50%	41.5%	12/31/2020	8.91	0	0	0.25%	41.8%	12/31/2020	9.38	0	0	0.00%	42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund Investor Class - 06-450

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,570,912	$2,462,545	38,194
Receivables: investments sold	-
Payables: investments purchased	(6,630)
Net assets	$3,564,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,564,282	224,737	$15.86
Band 100	-	-	16.73
Band 75	-	-	17.64
Band 50	-	-	18.60
Band 25	-	-	19.61
Band 0	-	-	23.27
Total	$3,564,282	224,737

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(57,117)
Net investment income (loss)			(57,117)

Gain (loss) on investments:
Net realized gain (loss)			1,096,488
Realized gain distributions			123,566
Net change in unrealized appreciation (depreciation)			(95,008)
Net gain (loss)			1,125,046

Increase (decrease) in net assets from operations			$1,067,929

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,117)	$(49,003)
Net realized gain (loss)		1,096,488	66,290
Realized gain distributions		123,566	259,736
Net change in unrealized appreciation (depreciation)		(95,008)	1,045,555

Increase (decrease) in net assets from operations		1,067,929	1,322,578

Contract owner transactions:
Proceeds from units sold		781,683	391,539
Cost of units redeemed		(2,836,792)	(302,658)
Account charges		(5,006)	(5,416)
Increase (decrease)		(2,060,115)	83,465
Net increase (decrease)		(992,186)	1,406,043
Net assets, beginning		4,556,468	3,150,425
Net assets, ending		$3,564,282	$4,556,468

Units sold		62,773	37,544
Units redeemed		(205,581)	(29,680)
Net increase (decrease)		(142,808)	7,864
Units outstanding, beginning		367,545	359,681
Units outstanding, ending		224,737	367,545

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,506,738
Cost of units redeemed/account charges			(10,121,050)
Net investment income (loss)			(475,076)
Net realized gain (loss)			2,535,518
Realized gain distributions			2,009,785
Net change in unrealized appreciation (depreciation)			1,108,367
Net assets			$3,564,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$15.86	225	$3,564	1.25%	27.9%	12/31/2024	$16.73	0	$0	1.00%	28.3%	12/31/2024	$17.64	0	$0	0.75%	28.6%
12/31/2023	12.40	368	4,556	1.25%	41.5%	12/31/2023	13.04	0	0	1.00%	41.9%	12/31/2023	13.72	0	0	0.75%	42.2%
12/31/2022	8.76	360	3,150	1.25%	-33.3%	12/31/2022	9.19	0	0	1.00%	-33.1%	12/31/2022	9.64	0	0	0.75%	-33.0%
12/31/2021	13.13	413	5,426	1.25%	21.7%	12/31/2021	13.75	0	0	1.00%	22.0%	12/31/2021	14.39	0	0	0.75%	22.3%
12/31/2020	10.79	383	4,133	1.25%	47.9%	12/31/2020	11.27	0	0	1.00%	48.3%	12/31/2020	11.76	0	0	0.75%	48.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$18.60	0	$0	0.50%	28.9%	12/31/2024	$19.61	0	$0	0.25%	29.2%	12/31/2024	$23.27	0	$0	0.00%	29.5%
12/31/2023	14.43	0	0	0.50%	42.6%	12/31/2023	15.18	0	0	0.25%	43.0%	12/31/2023	17.97	0	0	0.00%	43.3%
12/31/2022	10.12	0	0	0.50%	-32.8%	12/31/2022	10.62	0	0	0.25%	-32.6%	12/31/2022	12.54	0	0	0.00%	-32.5%
12/31/2021	15.06	0	0	0.50%	22.6%	12/31/2021	15.76	0	0	0.25%	22.9%	12/31/2021	18.56	0	0	0.00%	23.2%
12/31/2020	12.28	0	0	0.50%	49.0%	12/31/2020	12.82	0	0	0.25%	49.4%	12/31/2020	15.06	0	0	0.00%	49.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund Investor Class - 06-046

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,270,011	$3,120,466	137,657
Receivables: investments sold	3,493
Payables: investments purchased	-
Net assets	$3,273,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,273,504	1,201,164	$2.73
Band 100	-	-	2.80
Band 75	-	-	2.88
Band 50	-	-	2.96
Band 25	-	-	3.05
Band 0	-	-	3.13
Total	$3,273,504	1,201,164

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,183)
Net investment income (loss)			(41,183)

Gain (loss) on investments:
Net realized gain (loss)			69,089
Realized gain distributions			445,435
Net change in unrealized appreciation (depreciation)			201,973
Net gain (loss)			716,497

Increase (decrease) in net assets from operations			$675,314

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,183)	$(35,338)
Net realized gain (loss)		69,089	(26,192)
Realized gain distributions		445,435	23,811
Net change in unrealized appreciation (depreciation)		201,973	540,174

Increase (decrease) in net assets from operations		675,314	502,455

Contract owner transactions:
Proceeds from units sold		107,739	167,972
Cost of units redeemed		(584,520)	(234,119)
Account charges		(862)	(1,043)
Increase (decrease)		(477,643)	(67,190)
Net increase (decrease)		197,671	435,265
Net assets, beginning		3,075,833	2,640,568
Net assets, ending		$3,273,504	$3,075,833

Units sold		60,251	83,991
Units redeemed		(250,545)	(115,750)
Net increase (decrease)		(190,294)	(31,759)
Units outstanding, beginning		1,391,458	1,423,217
Units outstanding, ending		1,201,164	1,391,458

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,788,699
Cost of units redeemed/account charges			(7,940,427)
Net investment income (loss)			(469,854)
Net realized gain (loss)			(85,051)
Realized gain distributions			3,830,592
Net change in unrealized appreciation (depreciation)			149,545
Net assets			$3,273,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.73	1,201	$3,274	1.25%	23.3%	12/31/2024	$2.80	0	$0	1.00%	23.6%	12/31/2024	$2.88	0	$0	0.75%	23.9%
12/31/2023	2.21	1,391	3,076	1.25%	19.1%	12/31/2023	2.27	0	0	1.00%	19.4%	12/31/2023	2.33	0	0	0.75%	19.7%
12/31/2022	1.86	1,423	2,641	1.25%	-29.0%	12/31/2022	1.90	0	0	1.00%	-28.9%	12/31/2022	1.94	0	0	0.75%	-28.7%
12/31/2021	2.61	1,582	4,137	1.25%	9.7%	12/31/2021	2.67	0	0	1.00%	10.0%	12/31/2021	2.72	0	0	0.75%	10.3%
12/31/2020	2.38	1,843	4,393	1.25%	40.7%	12/31/2020	2.43	0	0	1.00%	41.1%	12/31/2020	2.47	0	0	0.75%	41.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.96	0	$0	0.50%	24.2%	12/31/2024	$3.05	0	$0	0.25%	24.5%	12/31/2024	$3.13	0	$0	0.00%	24.8%
12/31/2023	2.38	0	0	0.50%	20.0%	12/31/2023	2.45	0	0	0.25%	20.3%	12/31/2023	2.51	0	0	0.00%	20.6%
12/31/2022	1.99	0	0	0.50%	-28.5%	12/31/2022	2.03	0	0	0.25%	-28.3%	12/31/2022	2.08	0	0	0.00%	-28.1%
12/31/2021	2.78	0	0	0.50%	10.5%	12/31/2021	2.84	0	0	0.25%	10.8%	12/31/2021	2.89	0	0	0.00%	11.1%
12/31/2020	2.51	0	0	0.50%	41.8%	12/31/2020	2.56	0	0	0.25%	42.1%	12/31/2020	2.60	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value Investor Class - 06-696 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.00
Band 100	-	-	3.09
Band 75	-	-	3.19
Band 50	-	-	3.29
Band 25	-	-	3.40
Band 0	-	-	3.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,398,801
Cost of units redeemed/account charges			(4,029,831)
Net investment income (loss)			17,720
Net realized gain (loss)			264,734
Realized gain distributions			348,576
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.00	0	$0	1.25%	7.8%	12/31/2024	$3.09	0	$0	1.00%	8.0%	12/31/2024	$3.19	0	$0	0.75%	8.3%
12/31/2023	2.78	0	0	1.25%	7.4%	12/31/2023	2.86	0	0	1.00%	7.7%	12/31/2023	2.95	0	0	0.75%	7.9%
12/31/2022	2.59	0	0	1.25%	-1.1%	12/31/2022	2.66	0	0	1.00%	-0.8%	12/31/2022	2.73	0	0	0.75%	-0.6%
12/31/2021	2.62	0	0	1.25%	22.7%	12/31/2021	2.68	0	0	1.00%	23.0%	12/31/2021	2.75	0	0	0.75%	23.3%
12/31/2020	2.13	6	12	1.25%	-0.6%	12/31/2020	2.18	0	0	1.00%	-0.3%	12/31/2020	2.23	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.29	0	$0	0.50%	8.6%	12/31/2024	$3.40	0	$0	0.25%	8.8%	12/31/2024	$3.51	0	$0	0.00%	9.1%
12/31/2023	3.03	0	0	0.50%	8.2%	12/31/2023	3.12	0	0	0.25%	8.5%	12/31/2023	3.21	0	0	0.00%	8.7%
12/31/2022	2.80	0	0	0.50%	-0.3%	12/31/2022	2.88	0	0	0.25%	-0.1%	12/31/2022	2.96	0	0	0.00%	0.2%
12/31/2021	2.81	0	0	0.50%	23.6%	12/31/2021	2.88	0	0	0.25%	23.9%	12/31/2021	2.95	0	0	0.00%	24.2%
12/31/2020	2.28	0	0	0.50%	0.2%	12/31/2020	2.32	0	0	0.25%	0.4%	12/31/2020	2.38	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disc Core Value Fund Investor Class - 06-460

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$652,375	$619,367	17,851
Receivables: investments sold	440
Payables: investments purchased	-
Net assets	$652,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$652,815	182,219	$3.58
Band 100	-	-	3.78
Band 75	-	-	3.98
Band 50	-	-	4.20
Band 25	-	-	4.43
Band 0	-	-	4.95
Total	$652,815	182,219

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,027
Mortality & expense charges			(11,154)
Net investment income (loss)			(127)

Gain (loss) on investments:
Net realized gain (loss)			9,068
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			91,745
Net gain (loss)			100,813

Increase (decrease) in net assets from operations			$100,686

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(127)	$3,869
Net realized gain (loss)		9,068	(23,170)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		91,745	84,867

Increase (decrease) in net assets from operations		100,686	65,566

Contract owner transactions:
Proceeds from units sold		69,132	92,308
Cost of units redeemed		(523,455)	(150,083)
Account charges		(128)	(125)
Increase (decrease)		(454,451)	(57,900)
Net increase (decrease)		(353,765)	7,666
Net assets, beginning		1,006,580	998,914
Net assets, ending		$652,815	$1,006,580

Units sold		24,407	31,688
Units redeemed		(156,431)	(51,417)
Net increase (decrease)		(132,024)	(19,729)
Units outstanding, beginning		314,243	333,972
Units outstanding, ending		182,219	314,243

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,403,059
Cost of units redeemed/account charges			(19,647,065)
Net investment income (loss)			252,144
Net realized gain (loss)			1,274,344
Realized gain distributions			2,337,325
Net change in unrealized appreciation (depreciation)			33,008
Net assets			$652,815

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.58	182	$653	1.25%	11.8%	12/31/2024	$3.78	0	$0	1.00%	12.1%	12/31/2024	$3.98	0	$0	0.75%	12.4%
12/31/2023	3.20	314	1,007	1.25%	7.1%	12/31/2023	3.37	0	0	1.00%	7.4%	12/31/2023	3.54	0	0	0.75%	7.6%
12/31/2022	2.99	334	999	1.25%	-13.7%	12/31/2022	3.14	0	0	1.00%	-13.5%	12/31/2022	3.29	0	0	0.75%	-13.3%
12/31/2021	3.47	612	2,122	1.25%	22.2%	12/31/2021	3.63	0	0	1.00%	22.5%	12/31/2021	3.80	0	0	0.75%	22.8%
12/31/2020	2.84	2,285	6,481	1.25%	10.5%	12/31/2020	2.96	0	0	1.00%	10.8%	12/31/2020	3.09	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.20	0	$0	0.50%	12.7%	12/31/2024	$4.43	0	$0	0.25%	13.0%	12/31/2024	$4.95	0	$0	0.00%	13.3%
12/31/2023	3.73	0	0	0.50%	7.9%	12/31/2023	3.92	0	0	0.25%	8.2%	12/31/2023	4.37	0	0	0.00%	8.4%
12/31/2022	3.46	0	0	0.50%	-13.0%	12/31/2022	3.63	0	0	0.25%	-12.8%	12/31/2022	4.03	0	0	0.00%	-12.6%
12/31/2021	3.97	0	0	0.50%	23.1%	12/31/2021	4.16	0	0	0.25%	23.4%	12/31/2021	4.61	0	0	0.00%	23.7%
12/31/2020	3.23	0	0	0.50%	11.3%	12/31/2020	3.37	0	0	0.25%	11.6%	12/31/2020	3.73	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.6%
2022	1.8%
2021	1.3%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value A Class - 06-698 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.91
Band 100	-	-	3.00
Band 75	-	-	3.09
Band 50	-	-	3.19
Band 25	-	-	3.30
Band 0	-	-	3.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$81,744
Cost of units redeemed/account charges			(96,703)
Net investment income (loss)			277
Net realized gain (loss)			1,579
Realized gain distributions			13,103
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.91	0	$0	1.25%	7.5%	12/31/2024	$3.00	0	$0	1.00%	7.8%	12/31/2024	$3.09	0	$0	0.75%	8.0%
12/31/2023	2.70	0	0	1.25%	7.3%	12/31/2023	2.78	0	0	1.00%	7.5%	12/31/2023	2.86	0	0	0.75%	7.8%
12/31/2022	2.52	0	0	1.25%	-1.4%	12/31/2022	2.59	0	0	1.00%	-1.2%	12/31/2022	2.66	0	0	0.75%	-0.9%
12/31/2021	2.56	0	0	1.25%	22.4%	12/31/2021	2.62	0	0	1.00%	22.7%	12/31/2021	2.68	0	0	0.75%	23.0%
12/31/2020	2.09	0	1	1.25%	-0.8%	12/31/2020	2.13	0	0	1.00%	-0.6%	12/31/2020	2.18	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.19	0	$0	0.50%	8.3%	12/31/2024	$3.30	0	$0	0.25%	8.6%	12/31/2024	$3.40	0	$0	0.00%	8.9%
12/31/2023	2.95	0	0	0.50%	8.1%	12/31/2023	3.04	0	0	0.25%	8.3%	12/31/2023	3.12	0	0	0.00%	8.6%
12/31/2022	2.73	0	0	0.50%	-0.7%	12/31/2022	2.80	0	0	0.25%	-0.4%	12/31/2022	2.88	0	0	0.00%	-0.2%
12/31/2021	2.75	0	0	0.50%	23.3%	12/31/2021	2.81	0	0	0.25%	23.6%	12/31/2021	2.88	0	0	0.00%	23.9%
12/31/2020	2.23	0	0	0.50%	-0.1%	12/31/2020	2.28	0	0	0.25%	0.2%	12/31/2020	2.33	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	2.4%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund A Class - 06-185

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$591,373	$649,821	57,376
Receivables: investments sold	749
Payables: investments purchased	-
Net assets	$592,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,661	399,681	$1.40
Band 100	34,461	23,456	1.47
Band 75	-	-	1.55
Band 50	-	-	1.63
Band 25	-	-	1.71
Band 0	-	-	1.81
Total	$592,122	423,137

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,120
Mortality & expense charges			(8,559)
Net investment income (loss)			3,561

Gain (loss) on investments:
Net realized gain (loss)			(30,293)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,519
Net gain (loss)			(774)

Increase (decrease) in net assets from operations			$2,787

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,561	$21,830
Net realized gain (loss)		(30,293)	(44,563)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		29,519	33,151

Increase (decrease) in net assets from operations		2,787	10,418

Contract owner transactions:
Proceeds from units sold		129,766	154,475
Cost of units redeemed		(266,805)	(314,105)
Account charges		(659)	(865)
Increase (decrease)		(137,698)	(160,495)
Net increase (decrease)		(134,911)	(150,077)
Net assets, beginning		727,033	877,110
Net assets, ending		$592,122	$727,033

Units sold		93,633	111,789
Units redeemed		(191,722)	(229,324)
Net increase (decrease)		(98,089)	(117,535)
Units outstanding, beginning		521,226	638,761
Units outstanding, ending		423,137	521,226

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$49,890,413
Cost of units redeemed/account charges			(51,043,403)
Net investment income (loss)			1,046,257
Net realized gain (loss)			79,407
Realized gain distributions			677,896
Net change in unrealized appreciation (depreciation)			(58,448)
Net assets			$592,122

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	400	$558	1.25%	0.3%	12/31/2024	$1.47	23	$34	1.00%	0.5%	12/31/2024	$1.55	0	$0	0.75%	0.8%
12/31/2023	1.39	497	692	1.25%	1.5%	12/31/2023	1.46	24	35	1.00%	1.8%	12/31/2023	1.53	0	0	0.75%	2.0%
12/31/2022	1.37	613	840	1.25%	-13.6%	12/31/2022	1.44	26	37	1.00%	-13.4%	12/31/2022	1.50	0	0	0.75%	-13.2%
12/31/2021	1.59	837	1,328	1.25%	4.8%	12/31/2021	1.66	30	49	1.00%	5.1%	12/31/2021	1.73	0	0	0.75%	5.3%
12/31/2020	1.51	1,099	1,664	1.25%	8.7%	12/31/2020	1.58	33	52	1.00%	8.9%	12/31/2020	1.65	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	1.0%	12/31/2024	$1.71	0	$0	0.25%	1.3%	12/31/2024	$1.81	0	$0	0.00%	1.5%
12/31/2023	1.61	0	0	0.50%	2.3%	12/31/2023	1.69	0	0	0.25%	2.6%	12/31/2023	1.78	0	0	0.00%	2.8%
12/31/2022	1.58	0	0	0.50%	-13.0%	12/31/2022	1.65	0	0	0.25%	-12.8%	12/31/2022	1.73	0	0	0.00%	-12.5%
12/31/2021	1.81	0	0	0.50%	5.6%	12/31/2021	1.89	0	0	0.25%	5.9%	12/31/2021	1.98	0	0	0.00%	6.1%
12/31/2020	1.72	0	0	0.50%	9.5%	12/31/2020	1.79	0	0	0.25%	9.8%	12/31/2020	1.86	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	4.0%
2022	5.7%
2021	3.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust LVIP American Century Capital Appreciation Fund I Class - 06-410

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,672,357	$5,680,778	397,658
Receivables: investments sold	-
Payables: investments purchased	(5,219)
Net assets	$6,667,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,667,138	705,544	$9.45
Band 100	-	-	9.97
Band 75	-	-	10.51
Band 50	-	-	11.08
Band 25	-	-	11.69
Band 0	-	-	12.33
Total	$6,667,138	705,544

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(82,245)
Net investment income (loss)			(82,245)

Gain (loss) on investments:
Net realized gain (loss)			118,620
Realized gain distributions			392,555
Net change in unrealized appreciation (depreciation)			937,213
Net gain (loss)			1,448,388

Increase (decrease) in net assets from operations			$1,366,143

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82,245)	$(73,067)
Net realized gain (loss)		118,620	(124,951)
Realized gain distributions		392,555	8,655
Net change in unrealized appreciation (depreciation)		937,213	1,242,539

Increase (decrease) in net assets from operations		1,366,143	1,053,176

Contract owner transactions:
Proceeds from units sold		382,571	295,742
Cost of units redeemed		(1,084,051)	(1,353,498)
Account charges		(1,932)	(2,893)
Increase (decrease)		(703,412)	(1,060,649)
Net increase (decrease)		662,731	(7,473)
Net assets, beginning		6,004,407	6,011,880
Net assets, ending		$6,667,138	$6,004,407

Units sold		49,049	44,188
Units redeemed		(127,734)	(195,885)
Net increase (decrease)		(78,685)	(151,697)
Units outstanding, beginning		784,229	935,926
Units outstanding, ending		705,544	784,229

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$71,981,238
Cost of units redeemed/account charges			(84,533,769)
Net investment income (loss)			(2,859,229)
Net realized gain (loss)			3,309,852
Realized gain distributions			17,777,467
Net change in unrealized appreciation (depreciation)			991,579
Net assets			$6,667,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.45	706	$6,667	1.25%	23.4%	12/31/2024	$9.97	0	$0	1.00%	23.7%	12/31/2024	$10.51	0	$0	0.75%	24.0%
12/31/2023	7.66	784	6,004	1.25%	19.2%	12/31/2023	8.05	0	0	1.00%	19.5%	12/31/2023	8.47	0	0	0.75%	19.8%
12/31/2022	6.42	936	6,012	1.25%	-29.0%	12/31/2022	6.74	0	0	1.00%	-28.8%	12/31/2022	7.07	0	0	0.75%	-28.6%
12/31/2021	9.05	1,065	9,633	1.25%	9.8%	12/31/2021	9.47	0	0	1.00%	10.0%	12/31/2021	9.91	0	0	0.75%	10.3%
12/31/2020	8.24	1,246	10,270	1.25%	40.7%	12/31/2020	8.61	0	0	1.00%	41.0%	12/31/2020	8.98	0	0	0.75%	41.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$11.08	0	$0	0.50%	24.4%	12/31/2024	$11.69	0	$0	0.25%	24.7%	12/31/2024	$12.33	0	$0	0.00%	25.0%
12/31/2023	8.91	0	0	0.50%	20.1%	12/31/2023	9.37	0	0	0.25%	20.4%	12/31/2023	9.86	0	0	0.00%	20.7%
12/31/2022	7.42	0	0	0.50%	-28.5%	12/31/2022	7.79	0	0	0.25%	-28.3%	12/31/2022	8.17	0	0	0.00%	-28.1%
12/31/2021	10.37	0	0	0.50%	10.6%	12/31/2021	10.86	0	0	0.25%	10.9%	12/31/2021	11.37	0	0	0.00%	11.2%
12/31/2020	9.38	0	0	0.50%	41.7%	12/31/2020	9.79	0	0	0.25%	42.1%	12/31/2020	10.23	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth Investor Class - 06-420

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,441	$708,705	55,262
Receivables: investments sold	2,740
Payables: investments purchased	-
Net assets	$679,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$679,181	168,937	$4.02
Band 100	-	-	4.24
Band 75	-	-	4.47
Band 50	-	-	4.72
Band 25	-	-	4.97
Band 0	-	-	5.90
Total	$679,181	168,937

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,437
Mortality & expense charges			(12,532)
Net investment income (loss)			(3,095)

Gain (loss) on investments:
Net realized gain (loss)			(29,791)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,480
Net gain (loss)			40,689

Increase (decrease) in net assets from operations			$37,594

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,095)	$(16,347)
Net realized gain (loss)		(29,791)	(13,704)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		70,480	163,257

Increase (decrease) in net assets from operations		37,594	133,206

Contract owner transactions:
Proceeds from units sold		203,650	116,139
Cost of units redeemed		(926,675)	(99,879)
Account charges		(1,343)	(2,917)
Increase (decrease)		(724,368)	13,343
Net increase (decrease)		(686,774)	146,549
Net assets, beginning		1,365,955	1,219,406
Net assets, ending		$679,181	$1,365,955

Units sold		50,928	30,124
Units redeemed		(225,260)	(26,771)
Net increase (decrease)		(174,332)	3,353
Units outstanding, beginning		343,269	339,916
Units outstanding, ending		168,937	343,269

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,027,982
Cost of units redeemed/account charges			(14,239,122)
Net investment income (loss)			(151,003)
Net realized gain (loss)			936,529
Realized gain distributions			1,137,059
Net change in unrealized appreciation (depreciation)			(32,264)
Net assets			$679,181

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.02	169	$679	1.25%	1.0%	12/31/2024	$4.24	0	$0	1.00%	1.3%	12/31/2024	$4.47	0	$0	0.75%	1.5%
12/31/2023	3.98	343	1,366	1.25%	10.9%	12/31/2023	4.19	0	0	1.00%	11.2%	12/31/2023	4.40	0	0	0.75%	11.5%
12/31/2022	3.59	340	1,219	1.25%	-25.9%	12/31/2022	3.76	0	0	1.00%	-25.7%	12/31/2022	3.95	0	0	0.75%	-25.5%
12/31/2021	4.84	343	1,661	1.25%	7.1%	12/31/2021	5.07	0	0	1.00%	7.3%	12/31/2021	5.31	0	0	0.75%	7.6%
12/31/2020	4.52	219	990	1.25%	24.0%	12/31/2020	4.72	0	0	1.00%	24.3%	12/31/2020	4.93	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.72	0	$0	0.50%	1.8%	12/31/2024	$4.97	0	$0	0.25%	2.1%	12/31/2024	$5.90	0	$0	0.00%	2.3%
12/31/2023	4.63	0	0	0.50%	11.8%	12/31/2023	4.87	0	0	0.25%	12.0%	12/31/2023	5.77	0	0	0.00%	12.3%
12/31/2022	4.14	0	0	0.50%	-25.4%	12/31/2022	4.35	0	0	0.25%	-25.2%	12/31/2022	5.14	0	0	0.00%	-25.0%
12/31/2021	5.55	0	0	0.50%	7.9%	12/31/2021	5.81	0	0	0.25%	8.1%	12/31/2021	6.85	0	0	0.00%	8.4%
12/31/2020	5.15	0	0	0.50%	25.0%	12/31/2020	5.37	0	0	0.25%	25.3%	12/31/2020	6.32	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.0%
2022	0.6%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth A Class - 06-325

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,734	$188,838	15,119
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$186,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,259	24,422	$3.04
Band 100	112,469	35,074	3.21
Band 75	-	-	3.38
Band 50	-	-	3.57
Band 25	-	-	3.76
Band 0	-	-	3.99
Total	$186,728	59,496

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,023
Mortality & expense charges			(2,137)
Net investment income (loss)			(1,114)

Gain (loss) on investments:
Net realized gain (loss)			286
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,648
Net gain (loss)			2,934

Increase (decrease) in net assets from operations			$1,820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,114)	$(2,208)
Net realized gain (loss)		286	(6,005)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,648	26,447

Increase (decrease) in net assets from operations		1,820	18,234

Contract owner transactions:
Proceeds from units sold		22,970	24,630
Cost of units redeemed		(7,090)	(72,634)
Account charges		(49)	(60)
Increase (decrease)		15,831	(48,064)
Net increase (decrease)		17,651	(29,830)
Net assets, beginning		169,077	198,907
Net assets, ending		$186,728	$169,077

Units sold		7,534	8,188
Units redeemed		(2,221)	(25,190)
Net increase (decrease)		5,313	(17,002)
Units outstanding, beginning		54,183	71,185
Units outstanding, ending		59,496	54,183

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,476,929
Cost of units redeemed/account charges			(2,604,697)
Net investment income (loss)			(42,800)
Net realized gain (loss)			143,518
Realized gain distributions			215,882
Net change in unrealized appreciation (depreciation)			(2,104)
Net assets			$186,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.04	24	$74	1.25%	0.7%	12/31/2024	$3.21	35	$112	1.00%	1.0%	12/31/2024	$3.38	0	$0	0.75%	1.2%
12/31/2023	3.02	19	57	1.25%	10.7%	12/31/2023	3.18	35	112	1.00%	11.0%	12/31/2023	3.34	0	0	0.75%	11.2%
12/31/2022	2.73	36	97	1.25%	-26.1%	12/31/2022	2.86	35	101	1.00%	-25.9%	12/31/2022	3.00	0	0	0.75%	-25.8%
12/31/2021	3.69	29	108	1.25%	6.8%	12/31/2021	3.86	36	138	1.00%	7.1%	12/31/2021	4.04	0	0	0.75%	7.3%
12/31/2020	3.46	30	104	1.25%	23.7%	12/31/2020	3.61	39	142	1.00%	24.0%	12/31/2020	3.77	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.57	0	$0	0.50%	1.5%	12/31/2024	$3.76	0	$0	0.25%	1.8%	12/31/2024	$3.99	0	$0	0.00%	2.0%
12/31/2023	3.51	0	0	0.50%	11.5%	12/31/2023	3.70	0	0	0.25%	11.8%	12/31/2023	3.91	0	0	0.00%	12.1%
12/31/2022	3.15	0	0	0.50%	-25.6%	12/31/2022	3.31	0	0	0.25%	-25.4%	12/31/2022	3.49	0	0	0.00%	-25.2%
12/31/2021	4.23	0	0	0.50%	7.6%	12/31/2021	4.43	0	0	0.25%	7.9%	12/31/2021	4.66	0	0	0.00%	8.1%
12/31/2020	3.93	0	0	0.50%	24.7%	12/31/2020	4.11	0	0	0.25%	25.0%	12/31/2020	4.31	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.0%
2022	0.5%
2021	0.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Large Company Value A Class - 06-355

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,155	$482,175	51,920
Receivables: investments sold	649
Payables: investments purchased	-
Net assets	$521,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,965	113,891	$4.08
Band 100	56,839	13,202	4.31
Band 75	-	-	4.54
Band 50	-	-	4.79
Band 25	-	-	5.05
Band 0	-	-	5.40
Total	$521,804	127,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,751
Mortality & expense charges			(6,444)
Net investment income (loss)			2,307

Gain (loss) on investments:
Net realized gain (loss)			5,340
Realized gain distributions			36,869
Net change in unrealized appreciation (depreciation)			2,117
Net gain (loss)			44,326

Increase (decrease) in net assets from operations			$46,633

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,307	$2,129
Net realized gain (loss)		5,340	8,849
Realized gain distributions		36,869	8,642
Net change in unrealized appreciation (depreciation)		2,117	2,346

Increase (decrease) in net assets from operations		46,633	21,966

Contract owner transactions:
Proceeds from units sold		8,990	66,495
Cost of units redeemed		(38,947)	(99,119)
Account charges		(77)	(87)
Increase (decrease)		(30,034)	(32,711)
Net increase (decrease)		16,599	(10,745)
Net assets, beginning		505,205	515,950
Net assets, ending		$521,804	$505,205

Units sold		2,761	18,420
Units redeemed		(10,418)	(27,287)
Net increase (decrease)		(7,657)	(8,867)
Units outstanding, beginning		134,750	143,617
Units outstanding, ending		127,093	134,750

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,864,764
Cost of units redeemed/account charges			(8,281,409)
Net investment income (loss)			160,512
Net realized gain (loss)			284,037
Realized gain distributions			454,920
Net change in unrealized appreciation (depreciation)			38,980
Net assets			$521,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.08	114	$465	1.25%	9.5%	12/31/2024	$4.31	13	$57	1.00%	9.8%	12/31/2024	$4.54	0	$0	0.75%	10.0%
12/31/2023	3.73	121	450	1.25%	4.4%	12/31/2023	3.92	14	56	1.00%	4.6%	12/31/2023	4.13	0	0	0.75%	4.9%
12/31/2022	3.57	127	455	1.25%	0.2%	12/31/2022	3.75	16	61	1.00%	0.5%	12/31/2022	3.93	0	0	0.75%	0.7%
12/31/2021	3.57	173	617	1.25%	16.3%	12/31/2021	3.73	16	61	1.00%	16.6%	12/31/2021	3.91	0	0	0.75%	16.9%
12/31/2020	3.07	171	524	1.25%	1.0%	12/31/2020	3.20	17	53	1.00%	1.2%	12/31/2020	3.34	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.79	0	$0	0.50%	10.3%	12/31/2024	$5.05	0	$0	0.25%	10.6%	12/31/2024	$5.40	0	$0	0.00%	10.9%
12/31/2023	4.34	0	0	0.50%	5.2%	12/31/2023	4.57	0	0	0.25%	5.4%	12/31/2023	4.87	0	0	0.00%	5.7%
12/31/2022	4.13	0	0	0.50%	1.0%	12/31/2022	4.33	0	0	0.25%	1.2%	12/31/2022	4.61	0	0	0.00%	1.5%
12/31/2021	4.09	0	0	0.50%	17.2%	12/31/2021	4.28	0	0	0.25%	17.5%	12/31/2021	4.55	0	0	0.00%	17.8%
12/31/2020	3.49	0	0	0.50%	1.7%	12/31/2020	3.64	0	0	0.25%	2.0%	12/31/2020	3.86	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.7%
2022	1.4%
2021	1.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund A Class - 06-395

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,246,121	$1,314,624	80,637
Receivables: investments sold	2,142
Payables: investments purchased	-
Net assets	$1,248,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,248,263	264,044	$4.73
Band 100	-	-	4.92
Band 75	-	-	5.12
Band 50	-	-	5.33
Band 25	-	-	5.55
Band 0	-	-	5.78
Total	$1,248,263	264,044

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,695
Mortality & expense charges			(18,885)
Net investment income (loss)			810

Gain (loss) on investments:
Net realized gain (loss)			(50,829)
Realized gain distributions			85,838
Net change in unrealized appreciation (depreciation)			44,199
Net gain (loss)			79,208

Increase (decrease) in net assets from operations			$80,018

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$810	$3,273
Net realized gain (loss)		(50,829)	(54,760)
Realized gain distributions		85,838	57,192
Net change in unrealized appreciation (depreciation)		44,199	71,769

Increase (decrease) in net assets from operations		80,018	77,474

Contract owner transactions:
Proceeds from units sold		441,675	221,629
Cost of units redeemed		(954,988)	(635,688)
Account charges		(875)	(1,099)
Increase (decrease)		(514,188)	(415,158)
Net increase (decrease)		(434,170)	(337,684)
Net assets, beginning		1,682,433	2,020,117
Net assets, ending		$1,248,263	$1,682,433

Units sold		97,276	52,485
Units redeemed		(213,598)	(149,792)
Net increase (decrease)		(116,322)	(97,307)
Units outstanding, beginning		380,366	477,673
Units outstanding, ending		264,044	380,366

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,146,201
Cost of units redeemed/account charges			(27,509,167)
Net investment income (loss)			(42,857)
Net realized gain (loss)			1,012,611
Realized gain distributions			3,709,978
Net change in unrealized appreciation (depreciation)			(68,503)
Net assets			$1,248,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.73	264	$1,248	1.25%	6.9%	12/31/2024	$4.92	0	$0	1.00%	7.1%	12/31/2024	$5.12	0	$0	0.75%	7.4%
12/31/2023	4.42	380	1,682	1.25%	4.6%	12/31/2023	4.59	0	0	1.00%	4.9%	12/31/2023	4.77	0	0	0.75%	5.1%
12/31/2022	4.23	478	2,020	1.25%	-2.9%	12/31/2022	4.38	0	0	1.00%	-2.6%	12/31/2022	4.54	0	0	0.75%	-2.4%
12/31/2021	4.35	604	2,629	1.25%	21.2%	12/31/2021	4.50	0	0	1.00%	21.5%	12/31/2021	4.65	0	0	0.75%	21.8%
12/31/2020	3.59	777	2,791	1.25%	0.2%	12/31/2020	3.70	0	0	1.00%	0.4%	12/31/2020	3.82	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.33	0	$0	0.50%	7.7%	12/31/2024	$5.55	0	$0	0.25%	8.0%	12/31/2024	$5.78	0	$0	0.00%	8.2%
12/31/2023	4.95	0	0	0.50%	5.4%	12/31/2023	5.14	0	0	0.25%	5.6%	12/31/2023	5.34	0	0	0.00%	5.9%
12/31/2022	4.70	0	0	0.50%	-2.2%	12/31/2022	4.87	0	0	0.25%	-1.9%	12/31/2022	5.04	0	0	0.00%	-1.7%
12/31/2021	4.80	0	0	0.50%	22.1%	12/31/2021	4.96	0	0	0.25%	22.4%	12/31/2021	5.13	0	0	0.00%	22.7%
12/31/2020	3.93	0	0	0.50%	0.9%	12/31/2020	4.05	0	0	0.25%	1.2%	12/31/2020	4.18	38	159	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.3%
2022	1.3%
2021	1.1%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund Investor Class - 06-396

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,296,660	$3,497,621	212,889
Receivables: investments sold	9,519
Payables: investments purchased	-
Net assets	$3,306,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,306,179	671,589	$4.92
Band 100	-	-	5.12
Band 75	-	-	5.33
Band 50	-	-	5.55
Band 25	-	-	5.78
Band 0	-	-	6.02
Total	$3,306,179	671,589

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,825
Mortality & expense charges			(41,552)
Net investment income (loss)			11,273

Gain (loss) on investments:
Net realized gain (loss)			(67,093)
Realized gain distributions			216,507
Net change in unrealized appreciation (depreciation)			71,056
Net gain (loss)			220,470

Increase (decrease) in net assets from operations			$231,743

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,273	$12,439
Net realized gain (loss)		(67,093)	(321,887)
Realized gain distributions		216,507	128,115
Net change in unrealized appreciation (depreciation)		71,056	316,546

Increase (decrease) in net assets from operations		231,743	135,213

Contract owner transactions:
Proceeds from units sold		423,139	584,832
Cost of units redeemed		(1,137,807)	(2,878,492)
Account charges		(1,447)	(1,816)
Increase (decrease)		(716,115)	(2,295,476)
Net increase (decrease)		(484,372)	(2,160,263)
Net assets, beginning		3,790,551	5,950,814
Net assets, ending		$3,306,179	$3,790,551

Units sold		88,694	132,788
Units redeemed		(242,452)	(665,808)
Net increase (decrease)		(153,758)	(533,020)
Units outstanding, beginning		825,347	1,358,367
Units outstanding, ending		671,589	825,347

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$107,890,741
Cost of units redeemed/account charges			(128,444,060)
Net investment income (loss)			680,171
Net realized gain (loss)			7,193,949
Realized gain distributions			16,186,339
Net change in unrealized appreciation (depreciation)			(200,961)
Net assets			$3,306,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.92	672	$3,306	1.25%	7.2%	12/31/2024	$5.12	0	$0	1.00%	7.5%	12/31/2024	$5.33	0	$0	0.75%	7.7%
12/31/2023	4.59	825	3,791	1.25%	4.8%	12/31/2023	4.77	0	0	1.00%	5.1%	12/31/2023	4.95	0	0	0.75%	5.4%
12/31/2022	4.38	1,358	5,951	1.25%	-2.7%	12/31/2022	4.54	0	0	1.00%	-2.4%	12/31/2022	4.70	0	0	0.75%	-2.2%
12/31/2021	4.50	2,788	12,554	1.25%	21.6%	12/31/2021	4.65	0	0	1.00%	21.9%	12/31/2021	4.81	0	0	0.75%	22.2%
12/31/2020	3.70	8,822	32,660	1.25%	0.4%	12/31/2020	3.82	0	0	1.00%	0.6%	12/31/2020	3.93	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.55	0	$0	0.50%	8.0%	12/31/2024	$5.78	0	$0	0.25%	8.3%	12/31/2024	$6.02	0	$0	0.00%	8.5%
12/31/2023	5.14	0	0	0.50%	5.6%	12/31/2023	5.34	0	0	0.25%	5.9%	12/31/2023	5.54	0	0	0.00%	6.2%
12/31/2022	4.87	0	0	0.50%	-2.0%	12/31/2022	5.04	0	0	0.25%	-1.7%	12/31/2022	5.22	0	0	0.00%	-1.5%
12/31/2021	4.96	0	0	0.50%	22.5%	12/31/2021	5.13	0	0	0.25%	22.8%	12/31/2021	5.30	0	0	0.00%	23.1%
12/31/2020	4.05	0	0	0.50%	1.1%	12/31/2020	4.18	0	0	0.25%	1.4%	12/31/2020	4.30	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.6%
2021	1.2%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio Investor Class - 06-413

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,213,588	$5,308,611	378,079
Receivables: investments sold	3,909
Payables: investments purchased	-
Net assets	$5,217,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,217,497	2,033,867	$2.57
Band 100	-	-	2.67
Band 75	-	-	2.77
Band 50	-	-	2.89
Band 25	-	-	3.00
Band 0	-	-	3.12
Total	$5,217,497	2,033,867

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$134,786
Mortality & expense charges			(74,064)
Net investment income (loss)			60,722

Gain (loss) on investments:
Net realized gain (loss)			11,302
Realized gain distributions			113,812
Net change in unrealized appreciation (depreciation)			191,444
Net gain (loss)			316,558

Increase (decrease) in net assets from operations			$377,280

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,722	$39,046
Net realized gain (loss)		11,302	(603,189)
Realized gain distributions		113,812	106,478
Net change in unrealized appreciation (depreciation)		191,444	1,188,549

Increase (decrease) in net assets from operations		377,280	730,884

Contract owner transactions:
Proceeds from units sold		963,311	1,103,979
Cost of units redeemed		(2,173,277)	(5,947,701)
Account charges		(4,821)	(5,543)
Increase (decrease)		(1,214,787)	(4,849,265)
Net increase (decrease)		(837,507)	(4,118,381)
Net assets, beginning		6,055,004	10,173,385
Net assets, ending		$5,217,497	$6,055,004

Units sold		402,829	489,782
Units redeemed		(878,481)	(2,612,792)
Net increase (decrease)		(475,652)	(2,123,010)
Units outstanding, beginning		2,509,519	4,632,529
Units outstanding, ending		2,033,867	2,509,519

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,178,653
Cost of units redeemed/account charges			(125,674,346)
Net investment income (loss)			2,410,848
Net realized gain (loss)			4,761,242
Realized gain distributions			9,636,123
Net change in unrealized appreciation (depreciation)			(95,023)
Net assets			$5,217,497

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.57	2,034	$5,217	1.25%	6.3%	12/31/2024	$2.67	0	$0	1.00%	6.6%	12/31/2024	$2.77	0	$0	0.75%	6.9%
12/31/2023	2.41	2,510	6,055	1.25%	9.9%	12/31/2023	2.50	0	0	1.00%	10.1%	12/31/2023	2.60	0	0	0.75%	10.4%
12/31/2022	2.20	4,633	10,173	1.25%	-14.9%	12/31/2022	2.27	0	0	1.00%	-14.7%	12/31/2022	2.35	0	0	0.75%	-14.5%
12/31/2021	2.58	6,164	15,905	1.25%	8.0%	12/31/2021	2.66	0	0	1.00%	8.3%	12/31/2021	2.75	0	0	0.75%	8.6%
12/31/2020	2.39	13,002	31,057	1.25%	10.0%	12/31/2020	2.46	0	0	1.00%	10.3%	12/31/2020	2.53	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	0	$0	0.50%	7.1%	12/31/2024	$3.00	0	$0	0.25%	7.4%	12/31/2024	$3.12	0	$0	0.00%	7.7%
12/31/2023	2.69	0	0	0.50%	10.7%	12/31/2023	2.79	0	0	0.25%	11.0%	12/31/2023	2.90	0	0	0.00%	11.2%
12/31/2022	2.43	0	0	0.50%	-14.2%	12/31/2022	2.52	0	0	0.25%	-14.0%	12/31/2022	2.61	0	0	0.00%	-13.8%
12/31/2021	2.84	0	0	0.50%	8.8%	12/31/2021	2.93	0	0	0.25%	9.1%	12/31/2021	3.02	0	0	0.00%	9.4%
12/31/2020	2.61	0	0	0.50%	10.8%	12/31/2020	2.68	0	0	0.25%	11.1%	12/31/2020	2.76	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.6%
2022	1.9%
2021	2.3%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio A Class - 06-403

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,897,453	$10,041,126	717,603
Receivables: investments sold	5,470
Payables: investments purchased	-
Net assets	$9,902,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,101,427	3,283,974	$2.47
Band 100	1,801,496	702,194	2.57
Band 75	-	-	2.67
Band 50	-	-	2.77
Band 25	-	-	2.89
Band 0	-	-	3.00
Total	$9,902,923	3,986,168

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$238,233
Mortality & expense charges			(119,746)
Net investment income (loss)			118,487

Gain (loss) on investments:
Net realized gain (loss)			(14,076)
Realized gain distributions			222,571
Net change in unrealized appreciation (depreciation)			250,299
Net gain (loss)			458,794

Increase (decrease) in net assets from operations			$577,281

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$118,487	$69,619
Net realized gain (loss)		(14,076)	(170,863)
Realized gain distributions		222,571	173,224
Net change in unrealized appreciation (depreciation)		250,299	811,430

Increase (decrease) in net assets from operations		577,281	883,410

Contract owner transactions:
Proceeds from units sold		747,833	907,440
Cost of units redeemed		(1,138,538)	(2,069,852)
Account charges		(6,558)	(5,524)
Increase (decrease)		(397,263)	(1,167,936)
Net increase (decrease)		180,018	(284,526)
Net assets, beginning		9,722,905	10,007,431
Net assets, ending		$9,902,923	$9,722,905

Units sold		314,474	411,587
Units redeemed		(472,487)	(944,340)
Net increase (decrease)		(158,013)	(532,753)
Units outstanding, beginning		4,144,181	4,676,934
Units outstanding, ending		3,986,168	4,144,181

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,374,970
Cost of units redeemed/account charges			(96,756,329)
Net investment income (loss)			1,707,710
Net realized gain (loss)			5,375,202
Realized gain distributions			8,345,043
Net change in unrealized appreciation (depreciation)			(143,673)
Net assets			$9,902,923

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.47	3,284	$8,101	1.25%	6.0%	12/31/2024	$2.57	702	$1,801	1.00%	6.2%	12/31/2024	$2.67	0	$0	0.75%	6.5%
12/31/2023	2.33	3,270	7,613	1.25%	9.6%	12/31/2023	2.41	874	2,110	1.00%	9.9%	12/31/2023	2.50	0	0	0.75%	10.1%
12/31/2022	2.12	3,687	7,832	1.25%	-15.0%	12/31/2022	2.20	990	2,176	1.00%	-14.8%	12/31/2022	2.27	0	0	0.75%	-14.6%
12/31/2021	2.50	4,650	11,625	1.25%	7.8%	12/31/2021	2.58	1,151	2,969	1.00%	8.0%	12/31/2021	2.66	0	0	0.75%	8.3%
12/31/2020	2.32	5,882	13,647	1.25%	9.7%	12/31/2020	2.39	1,324	3,162	1.00%	10.0%	12/31/2020	2.46	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	0	$0	0.50%	6.8%	12/31/2024	$2.89	0	$0	0.25%	7.0%	12/31/2024	$3.00	0	$0	0.00%	7.3%
12/31/2023	2.60	0	0	0.50%	10.4%	12/31/2023	2.70	0	0	0.25%	10.7%	12/31/2023	2.80	0	0	0.00%	11.0%
12/31/2022	2.35	0	0	0.50%	-14.4%	12/31/2022	2.44	0	0	0.25%	-14.2%	12/31/2022	2.52	0	0	0.00%	-14.0%
12/31/2021	2.75	0	0	0.50%	8.6%	12/31/2021	2.84	0	0	0.25%	8.8%	12/31/2021	2.93	0	0	0.00%	9.1%
12/31/2020	2.53	0	0	0.50%	10.6%	12/31/2020	2.61	0	0	0.25%	10.8%	12/31/2020	2.68	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.9%
2022	1.8%
2021	2.9%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio A Class - 06-404

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,012,084	$12,029,535	973,419
Receivables: investments sold	9,647
Payables: investments purchased	-
Net assets	$12,021,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,792,955	3,687,065	$2.66
Band 100	2,228,776	806,911	2.76
Band 75	-	-	2.87
Band 50	-	-	2.99
Band 25	-	-	3.11
Band 0	-	-	3.23
Total	$12,021,731	4,493,976

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$297,051
Mortality & expense charges			(150,040)
Net investment income (loss)			147,011

Gain (loss) on investments:
Net realized gain (loss)			13,677
Realized gain distributions			252,290
Net change in unrealized appreciation (depreciation)			359,599
Net gain (loss)			625,566

Increase (decrease) in net assets from operations			$772,577

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$147,011	$100,771
Net realized gain (loss)		13,677	(232,128)
Realized gain distributions		252,290	58,676
Net change in unrealized appreciation (depreciation)		359,599	1,230,600

Increase (decrease) in net assets from operations		772,577	1,157,919

Contract owner transactions:
Proceeds from units sold		1,138,394	1,337,952
Cost of units redeemed		(1,909,791)	(2,398,982)
Account charges		(5,101)	(5,066)
Increase (decrease)		(776,498)	(1,066,096)
Net increase (decrease)		(3,921)	91,823
Net assets, beginning		12,025,652	11,933,829
Net assets, ending		$12,021,731	$12,025,652

Units sold		442,644	569,614
Units redeemed		(738,831)	(1,033,119)
Net increase (decrease)		(296,187)	(463,505)
Units outstanding, beginning		4,790,163	5,253,668
Units outstanding, ending		4,493,976	4,790,163

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,560,043
Cost of units redeemed/account charges			(94,586,296)
Net investment income (loss)			1,635,374
Net realized gain (loss)			5,787,121
Realized gain distributions			7,642,940
Net change in unrealized appreciation (depreciation)			(17,451)
Net assets			$12,021,731

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.66	3,687	$9,793	1.25%	6.5%	12/31/2024	$2.76	807	$2,229	1.00%	6.7%	12/31/2024	$2.87	0	$0	0.75%	7.0%
12/31/2023	2.49	3,973	9,911	1.25%	10.4%	12/31/2023	2.59	817	2,115	1.00%	10.7%	12/31/2023	2.68	0	0	0.75%	11.0%
12/31/2022	2.26	4,414	9,972	1.25%	-16.0%	12/31/2022	2.34	839	1,962	1.00%	-15.8%	12/31/2022	2.42	0	0	0.75%	-15.6%
12/31/2021	2.69	5,285	14,220	1.25%	8.4%	12/31/2021	2.78	998	2,771	1.00%	8.7%	12/31/2021	2.87	0	0	0.75%	8.9%
12/31/2020	2.48	5,596	13,890	1.25%	11.0%	12/31/2020	2.56	1,082	2,764	1.00%	11.2%	12/31/2020	2.63	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.99	0	$0	0.50%	7.3%	12/31/2024	$3.11	0	$0	0.25%	7.5%	12/31/2024	$3.23	0	$0	0.00%	7.8%
12/31/2023	2.78	0	0	0.50%	11.3%	12/31/2023	2.89	0	0	0.25%	11.5%	12/31/2023	3.00	0	0	0.00%	11.8%
12/31/2022	2.50	0	0	0.50%	-15.4%	12/31/2022	2.59	0	0	0.25%	-15.2%	12/31/2022	2.68	0	0	0.00%	-15.0%
12/31/2021	2.96	0	0	0.50%	9.2%	12/31/2021	3.05	0	0	0.25%	9.5%	12/31/2021	3.15	0	0	0.00%	9.8%
12/31/2020	2.71	0	0	0.50%	11.8%	12/31/2020	2.79	0	0	0.25%	12.1%	12/31/2020	2.87	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.0%
2022	1.8%
2021	3.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio Investor Class - 06-414

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,737,819	$3,723,974	302,311
Receivables: investments sold	1,770
Payables: investments purchased	-
Net assets	$3,739,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,739,589	1,353,420	$2.76
Band 100	-	-	2.87
Band 75	-	-	2.99
Band 50	-	-	3.11
Band 25	-	-	3.23
Band 0	-	-	3.36
Total	$3,739,589	1,353,420

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$97,248
Mortality & expense charges			(66,334)
Net investment income (loss)			30,914

Gain (loss) on investments:
Net realized gain (loss)			165,499
Realized gain distributions			74,722
Net change in unrealized appreciation (depreciation)			104,213
Net gain (loss)			344,434

Increase (decrease) in net assets from operations			$375,348

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,914	$41,365
Net realized gain (loss)		165,499	(809,309)
Realized gain distributions		74,722	25,531
Net change in unrealized appreciation (depreciation)		104,213	1,582,467

Increase (decrease) in net assets from operations		375,348	840,054

Contract owner transactions:
Proceeds from units sold		1,424,025	1,075,422
Cost of units redeemed		(3,340,805)	(8,549,744)
Account charges		(5,176)	(6,370)
Increase (decrease)		(1,921,956)	(7,480,692)
Net increase (decrease)		(1,546,608)	(6,640,638)
Net assets, beginning		5,286,197	11,926,835
Net assets, ending		$3,739,589	$5,286,197

Units sold		572,293	442,175
Units redeemed		(1,260,674)	(3,499,417)
Net increase (decrease)		(688,381)	(3,057,242)
Units outstanding, beginning		2,041,801	5,099,043
Units outstanding, ending		1,353,420	2,041,801

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$116,119,351
Cost of units redeemed/account charges			(131,553,423)
Net investment income (loss)			2,659,374
Net realized gain (loss)			6,398,655
Realized gain distributions			10,101,787
Net change in unrealized appreciation (depreciation)			13,845
Net assets			$3,739,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.76	1,353	$3,740	1.25%	6.7%	12/31/2024	$2.87	0	$0	1.00%	7.0%	12/31/2024	$2.99	0	$0	0.75%	7.3%
12/31/2023	2.59	2,042	5,286	1.25%	10.7%	12/31/2023	2.69	0	0	1.00%	11.0%	12/31/2023	2.79	0	0	0.75%	11.2%
12/31/2022	2.34	5,099	11,927	1.25%	-15.8%	12/31/2022	2.42	0	0	1.00%	-15.6%	12/31/2022	2.50	0	0	0.75%	-15.4%
12/31/2021	2.78	5,948	16,524	1.25%	8.7%	12/31/2021	2.87	0	0	1.00%	9.0%	12/31/2021	2.96	0	0	0.75%	9.3%
12/31/2020	2.55	13,539	34,590	1.25%	11.2%	12/31/2020	2.63	0	0	1.00%	11.5%	12/31/2020	2.71	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.11	0	$0	0.50%	7.5%	12/31/2024	$3.23	0	$0	0.25%	7.8%	12/31/2024	$3.36	0	$0	0.00%	8.1%
12/31/2023	2.89	0	0	0.50%	11.5%	12/31/2023	3.00	0	0	0.25%	11.8%	12/31/2023	3.11	0	0	0.00%	12.1%
12/31/2022	2.59	0	0	0.50%	-15.2%	12/31/2022	2.68	0	0	0.25%	-15.0%	12/31/2022	2.77	0	0	0.00%	-14.7%
12/31/2021	3.05	0	0	0.50%	9.6%	12/31/2021	3.15	0	0	0.25%	9.8%	12/31/2021	3.25	0	0	0.00%	10.1%
12/31/2020	2.79	0	0	0.50%	12.1%	12/31/2020	2.87	0	0	0.25%	12.3%	12/31/2020	2.96	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.4%
2022	2.1%
2021	2.3%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio A Class - 06-406

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,321,984	$12,085,271	774,839
Receivables: investments sold	13,453
Payables: investments purchased	-
Net assets	$12,335,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,572,709	3,667,364	$2.88
Band 100	1,762,501	587,893	3.00
Band 75	-	-	3.12
Band 50	227	70	3.24
Band 25	-	-	3.37
Band 0	-	-	3.51
Total	$12,335,437	4,255,327

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$243,131
Mortality & expense charges			(145,725)
Net investment income (loss)			97,406

Gain (loss) on investments:
Net realized gain (loss)			36,070
Realized gain distributions			268,467
Net change in unrealized appreciation (depreciation)			406,500
Net gain (loss)			711,037

Increase (decrease) in net assets from operations			$808,443

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97,406	$59,798
Net realized gain (loss)		36,070	(182,310)
Realized gain distributions		268,467	77,003
Net change in unrealized appreciation (depreciation)		406,500	1,200,703

Increase (decrease) in net assets from operations		808,443	1,155,194

Contract owner transactions:
Proceeds from units sold		1,452,046	1,400,862
Cost of units redeemed		(1,186,061)	(2,338,286)
Account charges		(9,792)	(8,156)
Increase (decrease)		256,193	(945,580)
Net increase (decrease)		1,064,636	209,614
Net assets, beginning		11,270,801	11,061,187
Net assets, ending		$12,335,437	$11,270,801

Units sold		524,706	567,128
Units redeemed		(432,442)	(949,272)
Net increase (decrease)		92,264	(382,144)
Units outstanding, beginning		4,163,063	4,545,207
Units outstanding, ending		4,255,327	4,163,063

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$78,132,457
Cost of units redeemed/account charges			(79,513,336)
Net investment income (loss)			1,176,596
Net realized gain (loss)			5,295,060
Realized gain distributions			7,007,947
Net change in unrealized appreciation (depreciation)			236,713
Net assets			$12,335,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	3,667	$10,573	1.25%	7.1%	12/31/2024	$3.00	588	$1,763	1.00%	7.3%	12/31/2024	$3.12	0	$0	0.75%	7.6%
12/31/2023	2.69	3,559	9,584	1.25%	11.2%	12/31/2023	2.79	604	1,687	1.00%	11.5%	12/31/2023	2.90	0	0	0.75%	11.7%
12/31/2022	2.42	3,912	9,475	1.25%	-16.9%	12/31/2022	2.51	633	1,586	1.00%	-16.7%	12/31/2022	2.59	0	0	0.75%	-16.5%
12/31/2021	2.92	4,133	12,048	1.25%	9.2%	12/31/2021	3.01	643	1,936	1.00%	9.5%	12/31/2021	3.11	0	0	0.75%	9.8%
12/31/2020	2.67	4,463	11,913	1.25%	12.2%	12/31/2020	2.75	722	1,984	1.00%	12.4%	12/31/2020	2.83	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.24	0	$0	0.50%	7.9%	12/31/2024	$3.37	0	$0	0.25%	8.1%	12/31/2024	$3.51	0	$0	0.00%	8.4%
12/31/2023	3.01	0	0	0.50%	12.0%	12/31/2023	3.12	0	0	0.25%	12.3%	12/31/2023	3.23	0	0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-16.3%	12/31/2022	2.78	0	0	0.25%	-16.1%	12/31/2022	2.87	0	0	0.00%	-15.9%
12/31/2021	3.21	0	0	0.50%	10.0%	12/31/2021	3.31	0	0	0.25%	10.3%	12/31/2021	3.42	0	0	0.00%	10.6%
12/31/2020	2.91	3	7	0.50%	13.0%	12/31/2020	3.00	0	0	0.25%	13.3%	12/31/2020	3.09	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.7%
2022	1.6%
2021	3.1%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio Investor Class - 06-416

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,686,026	$4,632,477	294,479
Receivables: investments sold	2,092
Payables: investments purchased	-
Net assets	$4,688,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,688,118	1,562,131	$3.00
Band 100	-	-	3.12
Band 75	-	-	3.25
Band 50	-	-	3.38
Band 25	-	-	3.51
Band 0	-	-	3.65
Total	$4,688,118	1,562,131

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$103,782
Mortality & expense charges			(78,476)
Net investment income (loss)			25,306

Gain (loss) on investments:
Net realized gain (loss)			128,941
Realized gain distributions			101,733
Net change in unrealized appreciation (depreciation)			196,216
Net gain (loss)			426,890

Increase (decrease) in net assets from operations			$452,196

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,306	$37,779
Net realized gain (loss)		128,941	(596,992)
Realized gain distributions		101,733	46,032
Net change in unrealized appreciation (depreciation)		196,216	1,416,489

Increase (decrease) in net assets from operations		452,196	903,308

Contract owner transactions:
Proceeds from units sold		1,301,051	1,350,691
Cost of units redeemed		(3,786,925)	(6,129,147)
Account charges		(7,828)	(8,986)
Increase (decrease)		(2,493,702)	(4,787,442)
Net increase (decrease)		(2,041,506)	(3,884,134)
Net assets, beginning		6,729,624	10,613,758
Net assets, ending		$4,688,118	$6,729,624

Units sold		451,660	514,061
Units redeemed		(1,296,254)	(2,338,253)
Net increase (decrease)		(844,594)	(1,824,192)
Units outstanding, beginning		2,406,725	4,230,917
Units outstanding, ending		1,562,131	2,406,725

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$102,690,811
Cost of units redeemed/account charges			(116,699,676)
Net investment income (loss)			2,047,656
Net realized gain (loss)			6,226,679
Realized gain distributions			10,369,099
Net change in unrealized appreciation (depreciation)			53,549
Net assets			$4,688,118

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.00	1,562	$4,688	1.25%	7.3%	12/31/2024	$3.12	0	$0	1.00%	7.6%	12/31/2024	$3.25	0	$0	0.75%	7.9%
12/31/2023	2.80	2,407	6,730	1.25%	11.5%	12/31/2023	2.90	0	0	1.00%	11.7%	12/31/2023	3.01	0	0	0.75%	12.0%
12/31/2022	2.51	4,231	10,614	1.25%	-16.7%	12/31/2022	2.60	0	0	1.00%	-16.5%	12/31/2022	2.69	0	0	0.75%	-16.2%
12/31/2021	3.01	5,535	16,663	1.25%	9.4%	12/31/2021	3.11	0	0	1.00%	9.7%	12/31/2021	3.21	0	0	0.75%	10.0%
12/31/2020	2.75	14,362	39,509	1.25%	12.4%	12/31/2020	2.83	0	0	1.00%	12.7%	12/31/2020	2.92	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.38	0	$0	0.50%	8.1%	12/31/2024	$3.51	0	$0	0.25%	8.4%	12/31/2024	$3.65	0	$0	0.00%	8.7%
12/31/2023	3.12	0	0	0.50%	12.3%	12/31/2023	3.24	0	0	0.25%	12.6%	12/31/2023	3.36	0	0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-16.0%	12/31/2022	2.88	0	0	0.25%	-15.8%	12/31/2022	2.98	0	0	0.00%	-15.6%
12/31/2021	3.31	0	0	0.50%	10.3%	12/31/2021	3.42	0	0	0.25%	10.5%	12/31/2021	3.53	0	0	0.00%	10.8%
12/31/2020	3.00	0	0	0.50%	13.3%	12/31/2020	3.09	0	0	0.25%	13.6%	12/31/2020	3.18	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.5%
2022	1.6%
2021	2.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio A Class - 06-407

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,733,141	$10,490,556	807,103
Receivables: investments sold	9,406
Payables: investments purchased	-
Net assets	$10,742,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,068,841	2,894,860	$3.13
Band 100	1,673,706	513,753	3.26
Band 75	-	-	3.39
Band 50	-	-	3.52
Band 25	-	-	3.66
Band 0	-	-	3.81
Total	$10,742,547	3,408,613

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$225,472
Mortality & expense charges			(123,148)
Net investment income (loss)			102,324

Gain (loss) on investments:
Net realized gain (loss)			12,112
Realized gain distributions			315,339
Net change in unrealized appreciation (depreciation)			322,908
Net gain (loss)			650,359

Increase (decrease) in net assets from operations			$752,683

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$102,324	$53,543
Net realized gain (loss)		12,112	(211,150)
Realized gain distributions		315,339	20,726
Net change in unrealized appreciation (depreciation)		322,908	1,160,946

Increase (decrease) in net assets from operations		752,683	1,024,065

Contract owner transactions:
Proceeds from units sold		1,111,243	1,128,082
Cost of units redeemed		(560,019)	(2,312,117)
Account charges		(6,533)	(5,335)
Increase (decrease)		544,691	(1,189,370)
Net increase (decrease)		1,297,374	(165,305)
Net assets, beginning		9,445,173	9,610,478
Net assets, ending		$10,742,547	$9,445,173

Units sold		363,660	411,347
Units redeemed		(187,449)	(858,582)
Net increase (decrease)		176,211	(447,235)
Units outstanding, beginning		3,232,402	3,679,637
Units outstanding, ending		3,408,613	3,232,402

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$73,468,434
Cost of units redeemed/account charges			(78,364,855)
Net investment income (loss)			1,257,085
Net realized gain (loss)			6,633,938
Realized gain distributions			7,505,360
Net change in unrealized appreciation (depreciation)			242,585
Net assets			$10,742,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	2,895	$9,069	1.25%	7.9%	12/31/2024	$3.26	514	$1,674	1.00%	8.1%	12/31/2024	$3.39	0	$0	0.75%	8.4%
12/31/2023	2.90	2,695	7,826	1.25%	12.0%	12/31/2023	3.01	537	1,619	1.00%	12.2%	12/31/2023	3.12	0	0	0.75%	12.5%
12/31/2022	2.59	2,946	7,641	1.25%	-17.6%	12/31/2022	2.68	734	1,969	1.00%	-17.4%	12/31/2022	2.78	0	0	0.75%	-17.2%
12/31/2021	3.15	3,461	10,900	1.25%	9.8%	12/31/2021	3.25	765	2,487	1.00%	10.1%	12/31/2021	3.36	0	0	0.75%	10.3%
12/31/2020	2.87	4,489	12,877	1.25%	13.4%	12/31/2020	2.95	787	2,323	1.00%	13.7%	12/31/2020	3.04	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.52	0	$0	0.50%	8.7%	12/31/2024	$3.66	0	$0	0.25%	9.0%	12/31/2024	$3.81	0	$0	0.00%	9.2%
12/31/2023	3.24	0	0	0.50%	12.8%	12/31/2023	3.36	0	0	0.25%	13.1%	12/31/2023	3.49	0	0	0.00%	13.4%
12/31/2022	2.87	0	0	0.50%	-17.0%	12/31/2022	2.97	0	0	0.25%	-16.8%	12/31/2022	3.08	0	0	0.00%	-16.6%
12/31/2021	3.46	0	0	0.50%	10.6%	12/31/2021	3.57	0	0	0.25%	10.9%	12/31/2021	3.69	0	0	0.00%	11.2%
12/31/2020	3.13	0	0	0.50%	14.3%	12/31/2020	3.22	0	0	0.25%	14.5%	12/31/2020	3.32	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.8%
2022	1.6%
2021	3.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio Investor Class - 06-417

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,387,414	$5,327,444	404,984
Receivables: investments sold	2,933
Payables: investments purchased	-
Net assets	$5,390,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,390,347	1,655,723	$3.26
Band 100	-	-	3.39
Band 75	-	-	3.52
Band 50	-	-	3.66
Band 25	-	-	3.81
Band 0	-	-	3.96
Total	$5,390,347	1,655,723

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$126,167
Mortality & expense charges			(91,268)
Net investment income (loss)			34,899

Gain (loss) on investments:
Net realized gain (loss)			243,554
Realized gain distributions			157,728
Net change in unrealized appreciation (depreciation)			182,211
Net gain (loss)			583,493

Increase (decrease) in net assets from operations			$618,392

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,899	$50,077
Net realized gain (loss)		243,554	(495,967)
Realized gain distributions		157,728	15,107
Net change in unrealized appreciation (depreciation)		182,211	1,380,451

Increase (decrease) in net assets from operations		618,392	949,668

Contract owner transactions:
Proceeds from units sold		1,222,346	1,028,595
Cost of units redeemed		(3,322,012)	(5,009,626)
Account charges		(5,330)	(5,767)
Increase (decrease)		(2,104,996)	(3,986,798)
Net increase (decrease)		(1,486,604)	(3,037,130)
Net assets, beginning		6,876,951	9,914,081
Net assets, ending		$5,390,347	$6,876,951

Units sold		387,214	368,583
Units redeemed		(1,015,894)	(1,780,459)
Net increase (decrease)		(628,680)	(1,411,876)
Units outstanding, beginning		2,284,403	3,696,279
Units outstanding, ending		1,655,723	2,284,403

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$96,940,389
Cost of units redeemed/account charges			(111,810,634)
Net investment income (loss)			2,261,527
Net realized gain (loss)			7,646,643
Realized gain distributions			10,292,452
Net change in unrealized appreciation (depreciation)			59,970
Net assets			$5,390,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	1,656	$5,390	1.25%	8.1%	12/31/2024	$3.39	0	$0	1.00%	8.4%	12/31/2024	$3.52	0	$0	0.75%	8.7%
12/31/2023	3.01	2,284	6,877	1.25%	12.2%	12/31/2023	3.12	0	0	1.00%	12.5%	12/31/2023	3.24	0	0	0.75%	12.8%
12/31/2022	2.68	3,696	9,914	1.25%	-17.4%	12/31/2022	2.78	0	0	1.00%	-17.2%	12/31/2022	2.87	0	0	0.75%	-17.0%
12/31/2021	3.25	4,402	14,299	1.25%	10.1%	12/31/2021	3.35	0	0	1.00%	10.3%	12/31/2021	3.46	0	0	0.75%	10.6%
12/31/2020	2.95	10,847	32,013	1.25%	13.7%	12/31/2020	3.04	0	0	1.00%	14.0%	12/31/2020	3.13	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.66	0	$0	0.50%	9.0%	12/31/2024	$3.81	0	$0	0.25%	9.2%	12/31/2024	$3.96	0	$0	0.00%	9.5%
12/31/2023	3.36	0	0	0.50%	13.1%	12/31/2023	3.49	0	0	0.25%	13.4%	12/31/2023	3.62	0	0	0.00%	13.6%
12/31/2022	2.97	0	0	0.50%	-16.8%	12/31/2022	3.07	0	0	0.25%	-16.6%	12/31/2022	3.18	0	0	0.00%	-16.4%
12/31/2021	3.57	0	0	0.50%	10.9%	12/31/2021	3.69	0	0	0.25%	11.2%	12/31/2021	3.81	0	0	0.00%	11.5%
12/31/2020	3.22	0	0	0.50%	14.5%	12/31/2020	3.32	0	0	0.25%	14.8%	12/31/2020	3.41	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.7%
2022	1.7%
2021	2.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio A Class - 06-408

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,795,101	$9,368,453	563,339
Receivables: investments sold	7,008
Payables: investments purchased	-
Net assets	$9,802,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,570,907	2,558,086	$3.35
Band 100	1,231,202	353,348	3.48
Band 75	-	-	3.62
Band 50	-	-	3.77
Band 25	-	-	3.92
Band 0	-	-	4.08
Total	$9,802,109	2,911,434

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$163,415
Mortality & expense charges			(115,993)
Net investment income (loss)			47,422

Gain (loss) on investments:
Net realized gain (loss)			81,615
Realized gain distributions			270,299
Net change in unrealized appreciation (depreciation)			390,958
Net gain (loss)			742,872

Increase (decrease) in net assets from operations			$790,294

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,422	$21,907
Net realized gain (loss)		81,615	(175,438)
Realized gain distributions		270,299	45,754
Net change in unrealized appreciation (depreciation)		390,958	1,133,760

Increase (decrease) in net assets from operations		790,294	1,025,983

Contract owner transactions:
Proceeds from units sold		1,338,021	1,346,819
Cost of units redeemed		(1,429,476)	(2,163,110)
Account charges		(9,713)	(8,770)
Increase (decrease)		(101,168)	(825,061)
Net increase (decrease)		689,126	200,922
Net assets, beginning		9,112,983	8,912,061
Net assets, ending		$9,802,109	$9,112,983

Units sold		409,337	470,029
Units redeemed		(441,650)	(772,187)
Net increase (decrease)		(32,313)	(302,158)
Units outstanding, beginning		2,943,747	3,245,905
Units outstanding, ending		2,911,434	2,943,747

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,586,179
Cost of units redeemed/account charges			(58,146,842)
Net investment income (loss)			740,206
Net realized gain (loss)			4,055,757
Realized gain distributions			6,140,161
Net change in unrealized appreciation (depreciation)			426,648
Net assets			$9,802,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.35	2,558	$8,571	1.25%	8.7%	12/31/2024	$3.48	353	$1,231	1.00%	9.0%	12/31/2024	$3.62	0	$0	0.75%	9.2%
12/31/2023	3.08	2,609	8,042	1.25%	12.7%	12/31/2023	3.20	335	1,071	1.00%	13.0%	12/31/2023	3.32	0	0	0.75%	13.3%
12/31/2022	2.74	2,901	7,935	1.25%	-18.3%	12/31/2022	2.83	345	977	1.00%	-18.1%	12/31/2022	2.93	0	0	0.75%	-17.8%
12/31/2021	3.35	3,341	11,181	1.25%	10.6%	12/31/2021	3.45	355	1,225	1.00%	10.9%	12/31/2021	3.57	0	0	0.75%	11.2%
12/31/2020	3.02	3,944	11,931	1.25%	14.6%	12/31/2020	3.11	350	1,089	1.00%	14.9%	12/31/2020	3.21	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.77	0	$0	0.50%	9.5%	12/31/2024	$3.92	0	$0	0.25%	9.8%	12/31/2024	$4.08	0	$0	0.00%	10.1%
12/31/2023	3.44	0	0	0.50%	13.5%	12/31/2023	3.57	0	0	0.25%	13.8%	12/31/2023	3.70	0	0	0.00%	14.1%
12/31/2022	3.03	0	0	0.50%	-17.6%	12/31/2022	3.14	0	0	0.25%	-17.4%	12/31/2022	3.25	0	0	0.00%	-17.2%
12/31/2021	3.68	0	0	0.50%	11.5%	12/31/2021	3.80	0	0	0.25%	11.7%	12/31/2021	3.92	0	0	0.00%	12.0%
12/31/2020	3.30	0	0	0.50%	15.5%	12/31/2020	3.40	0	0	0.25%	15.8%	12/31/2020	3.50	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	1.2%
2021	3.0%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio Investor Class - 06-418

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,235,963	$4,092,060	243,413
Receivables: investments sold	1,860
Payables: investments purchased	-
Net assets	$4,237,823

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,237,823	1,214,665	$3.49
Band 100	-	-	3.63
Band 75	-	-	3.77
Band 50	-	-	3.92
Band 25	-	-	4.08
Band 0	-	-	4.24
Total	$4,237,823	1,214,665

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$80,815
Mortality & expense charges			(67,088)
Net investment income (loss)			13,727

Gain (loss) on investments:
Net realized gain (loss)			232,335
Realized gain distributions			116,276
Net change in unrealized appreciation (depreciation)			128,871
Net gain (loss)			477,482

Increase (decrease) in net assets from operations			$491,209

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,727	$18,993
Net realized gain (loss)		232,335	(439,377)
Realized gain distributions		116,276	26,216
Net change in unrealized appreciation (depreciation)		128,871	1,193,352

Increase (decrease) in net assets from operations		491,209	799,184

Contract owner transactions:
Proceeds from units sold		1,362,374	1,299,914
Cost of units redeemed		(2,821,287)	(5,150,751)
Account charges		(6,949)	(7,621)
Increase (decrease)		(1,465,862)	(3,858,458)
Net increase (decrease)		(974,653)	(3,059,274)
Net assets, beginning		5,212,476	8,271,750
Net assets, ending		$4,237,823	$5,212,476

Units sold		409,356	434,348
Units redeemed		(823,496)	(1,723,555)
Net increase (decrease)		(414,140)	(1,289,207)
Units outstanding, beginning		1,628,805	2,918,012
Units outstanding, ending		1,214,665	1,628,805

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$72,399,142
Cost of units redeemed/account charges			(82,483,757)
Net investment income (loss)			1,215,089
Net realized gain (loss)			5,012,569
Realized gain distributions			7,950,877
Net change in unrealized appreciation (depreciation)			143,903
Net assets			$4,237,823

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.49	1,215	$4,238	1.25%	9.0%	12/31/2024	$3.63	0	$0	1.00%	9.3%	12/31/2024	$3.77	0	$0	0.75%	9.6%
12/31/2023	3.20	1,629	5,212	1.25%	12.9%	12/31/2023	3.32	0	0	1.00%	13.2%	12/31/2023	3.44	0	0	0.75%	13.5%
12/31/2022	2.83	2,918	8,272	1.25%	-18.0%	12/31/2022	2.93	0	0	1.00%	-17.8%	12/31/2022	3.04	0	0	0.75%	-17.6%
12/31/2021	3.46	3,598	12,445	1.25%	10.9%	12/31/2021	3.57	0	0	1.00%	11.2%	12/31/2021	3.68	0	0	0.75%	11.5%
12/31/2020	3.12	8,367	26,092	1.25%	15.0%	12/31/2020	3.21	0	0	1.00%	15.2%	12/31/2020	3.31	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.92	0	$0	0.50%	9.8%	12/31/2024	$4.08	0	$0	0.25%	10.1%	12/31/2024	$4.24	0	$0	0.00%	10.4%
12/31/2023	3.57	0	0	0.50%	13.7%	12/31/2023	3.71	0	0	0.25%	14.0%	12/31/2023	3.84	0	0	0.00%	14.3%
12/31/2022	3.14	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.36	0	0	0.00%	-17.0%
12/31/2021	3.80	0	0	0.50%	11.7%	12/31/2021	3.93	0	0	0.25%	12.0%	12/31/2021	4.05	0	0	0.00%	12.3%
12/31/2020	3.40	0	0	0.50%	15.8%	12/31/2020	3.50	0	0	0.25%	16.1%	12/31/2020	3.61	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.3%
2022	1.3%
2021	2.1%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio A Class - 06-409

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,563,361	$8,075,545	587,842
Receivables: investments sold	54,414
Payables: investments purchased	-
Net assets	$8,617,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,119,471	2,289,147	$3.55
Band 100	498,304	135,089	3.69
Band 75	-	-	3.84
Band 50	-	-	3.99
Band 25	-	-	4.15
Band 0	-	-	4.31
Total	$8,617,775	2,424,236

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$151,401
Mortality & expense charges			(98,883)
Net investment income (loss)			52,518

Gain (loss) on investments:
Net realized gain (loss)			58,176
Realized gain distributions			228,216
Net change in unrealized appreciation (depreciation)			374,699
Net gain (loss)			661,091

Increase (decrease) in net assets from operations			$713,609

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,518	$25,112
Net realized gain (loss)		58,176	(134,721)
Realized gain distributions		228,216	15,003
Net change in unrealized appreciation (depreciation)		374,699	995,104

Increase (decrease) in net assets from operations		713,609	900,498

Contract owner transactions:
Proceeds from units sold		1,408,800	1,565,461
Cost of units redeemed		(1,160,320)	(1,935,054)
Account charges		(8,184)	(8,354)
Increase (decrease)		240,296	(377,947)
Net increase (decrease)		953,905	522,551
Net assets, beginning		7,663,870	7,141,319
Net assets, ending		$8,617,775	$7,663,870

Units sold		412,905	521,712
Units redeemed		(351,126)	(654,951)
Net increase (decrease)		61,779	(133,239)
Units outstanding, beginning		2,362,457	2,495,696
Units outstanding, ending		2,424,236	2,362,457

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,562,402
Cost of units redeemed/account charges			(47,734,466)
Net investment income (loss)			603,776
Net realized gain (loss)			3,280,345
Realized gain distributions			4,417,902
Net change in unrealized appreciation (depreciation)			487,816
Net assets			$8,617,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.55	2,289	$8,119	1.25%	9.6%	12/31/2024	$3.69	135	$498	1.00%	9.9%	12/31/2024	$3.84	0	$0	0.75%	10.2%
12/31/2023	3.24	2,209	7,148	1.25%	13.3%	12/31/2023	3.36	154	516	1.00%	13.6%	12/31/2023	3.48	0	0	0.75%	13.9%
12/31/2022	2.86	2,340	6,680	1.25%	-18.6%	12/31/2022	2.95	156	461	1.00%	-18.4%	12/31/2022	3.06	0	0	0.75%	-18.2%
12/31/2021	3.51	2,831	9,925	1.25%	11.6%	12/31/2021	3.62	161	583	1.00%	11.9%	12/31/2021	3.74	0	0	0.75%	12.2%
12/31/2020	3.14	3,193	10,030	1.25%	15.8%	12/31/2020	3.23	163	526	1.00%	16.0%	12/31/2020	3.33	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.99	0	$0	0.50%	10.4%	12/31/2024	$4.15	0	$0	0.25%	10.7%	12/31/2024	$4.31	0	$0	0.00%	11.0%
12/31/2023	3.61	0	0	0.50%	14.2%	12/31/2023	3.75	0	0	0.25%	14.5%	12/31/2023	3.89	0	0	0.00%	14.8%
12/31/2022	3.16	0	0	0.50%	-17.9%	12/31/2022	3.27	0	0	0.25%	-17.7%	12/31/2022	3.39	0	0	0.00%	-17.5%
12/31/2021	3.86	0	0	0.50%	12.4%	12/31/2021	3.98	0	0	0.25%	12.7%	12/31/2021	4.11	0	0	0.00%	13.0%
12/31/2020	3.43	0	0	0.50%	16.6%	12/31/2020	3.53	0	0	0.25%	16.9%	12/31/2020	3.63	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.6%
2022	1.1%
2021	3.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio Investor Class - 06-419

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,271,626	$4,102,603	293,662
Receivables: investments sold	33,470
Payables: investments purchased	-
Net assets	$4,305,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,305,096	1,167,815	$3.69
Band 100	-	-	3.83
Band 75	-	-	3.99
Band 50	-	-	4.15
Band 25	-	-	4.31
Band 0	-	-	4.48
Total	$4,305,096	1,167,815

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$82,441
Mortality & expense charges			(66,000)
Net investment income (loss)			16,441

Gain (loss) on investments:
Net realized gain (loss)			269,339
Realized gain distributions			108,911
Net change in unrealized appreciation (depreciation)			130,058
Net gain (loss)			508,308

Increase (decrease) in net assets from operations			$524,749

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,441	$23,938
Net realized gain (loss)		269,339	(331,301)
Realized gain distributions		108,911	9,340
Net change in unrealized appreciation (depreciation)		130,058	1,034,307

Increase (decrease) in net assets from operations		524,749	736,284

Contract owner transactions:
Proceeds from units sold		1,557,489	1,221,382
Cost of units redeemed		(2,627,610)	(3,863,846)
Account charges		(6,402)	(7,973)
Increase (decrease)		(1,076,523)	(2,650,437)
Net increase (decrease)		(551,774)	(1,914,153)
Net assets, beginning		4,856,870	6,771,023
Net assets, ending		$4,305,096	$4,856,870

Units sold		439,014	401,997
Units redeemed		(718,803)	(1,249,295)
Net increase (decrease)		(279,789)	(847,298)
Units outstanding, beginning		1,447,604	2,294,902
Units outstanding, ending		1,167,815	1,447,604

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$63,736,958
Cost of units redeemed/account charges			(71,834,456)
Net investment income (loss)			1,197,058
Net realized gain (loss)			4,914,118
Realized gain distributions			6,122,395
Net change in unrealized appreciation (depreciation)			169,023
Net assets			$4,305,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.69	1,168	$4,305	1.25%	9.9%	12/31/2024	$3.83	0	$0	1.00%	10.2%	12/31/2024	$3.99	0	$0	0.75%	10.4%
12/31/2023	3.36	1,448	4,857	1.25%	13.7%	12/31/2023	3.48	0	0	1.00%	14.0%	12/31/2023	3.61	0	0	0.75%	14.3%
12/31/2022	2.95	2,295	6,771	1.25%	-18.4%	12/31/2022	3.05	0	0	1.00%	-18.2%	12/31/2022	3.16	0	0	0.75%	-18.0%
12/31/2021	3.62	2,751	9,948	1.25%	12.0%	12/31/2021	3.73	0	0	1.00%	12.2%	12/31/2021	3.85	0	0	0.75%	12.5%
12/31/2020	3.23	6,302	20,358	1.25%	16.0%	12/31/2020	3.33	0	0	1.00%	16.3%	12/31/2020	3.42	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.15	0	$0	0.50%	10.7%	12/31/2024	$4.31	0	$0	0.25%	11.0%	12/31/2024	$4.48	0	$0	0.00%	11.3%
12/31/2023	3.75	0	0	0.50%	14.6%	12/31/2023	3.88	0	0	0.25%	14.9%	12/31/2023	4.03	0	0	0.00%	15.1%
12/31/2022	3.27	0	0	0.50%	-17.8%	12/31/2022	3.38	0	0	0.25%	-17.6%	12/31/2022	3.50	0	0	0.00%	-17.4%
12/31/2021	3.98	0	0	0.50%	12.8%	12/31/2021	4.10	0	0	0.25%	13.1%	12/31/2021	4.24	0	0	0.00%	13.4%
12/31/2020	3.53	0	0	0.50%	16.8%	12/31/2020	3.63	0	0	0.25%	17.1%	12/31/2020	3.74	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.4%
2022	1.3%
2021	2.5%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio A Class - 06-437

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,852,580	$3,558,508	229,020
Receivables: investments sold	4,118
Payables: investments purchased	-
Net assets	$3,856,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,820,332	1,571,657	$2.43
Band 100	36,366	14,455	2.52
Band 75	-	-	2.60
Band 50	-	-	2.69
Band 25	-	-	2.79
Band 0	-	-	2.89
Total	$3,856,698	1,586,112

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$63,857
Mortality & expense charges			(50,071)
Net investment income (loss)			13,786

Gain (loss) on investments:
Net realized gain (loss)			114,856
Realized gain distributions			77,363
Net change in unrealized appreciation (depreciation)			198,723
Net gain (loss)			390,942

Increase (decrease) in net assets from operations			$404,728

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,786	$3,911
Net realized gain (loss)		114,856	(66,187)
Realized gain distributions		77,363	-
Net change in unrealized appreciation (depreciation)		198,723	515,510

Increase (decrease) in net assets from operations		404,728	453,234

Contract owner transactions:
Proceeds from units sold		744,891	916,835
Cost of units redeemed		(1,096,651)	(916,229)
Account charges		(4,891)	(5,008)
Increase (decrease)		(356,651)	(4,402)
Net increase (decrease)		48,077	448,832
Net assets, beginning		3,808,621	3,359,789
Net assets, ending		$3,856,698	$3,808,621

Units sold		317,937	452,873
Units redeemed		(461,745)	(462,388)
Net increase (decrease)		(143,808)	(9,515)
Units outstanding, beginning		1,729,920	1,739,435
Units outstanding, ending		1,586,112	1,729,920

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,340,502
Cost of units redeemed/account charges			(24,479,584)
Net investment income (loss)			161,604
Net realized gain (loss)			1,880,939
Realized gain distributions			1,659,165
Net change in unrealized appreciation (depreciation)			294,072
Net assets			$3,856,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	1,572	$3,820	1.25%	10.4%	12/31/2024	$2.52	14	$36	1.00%	10.7%	12/31/2024	$2.60	0	$0	0.75%	11.0%
12/31/2023	2.20	1,715	3,776	1.25%	14.0%	12/31/2023	2.27	14	33	1.00%	14.3%	12/31/2023	2.35	0	0	0.75%	14.5%
12/31/2022	1.93	1,725	3,331	1.25%	-18.8%	12/31/2022	1.99	15	29	1.00%	-18.6%	12/31/2022	2.05	0	0	0.75%	-18.4%
12/31/2021	2.38	1,895	4,510	1.25%	12.2%	12/31/2021	2.44	16	40	1.00%	12.5%	12/31/2021	2.51	0	0	0.75%	12.7%
12/31/2020	2.12	2,742	5,816	1.25%	16.2%	12/31/2020	2.17	17	36	1.00%	16.5%	12/31/2020	2.23	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.69	0	$0	0.50%	11.3%	12/31/2024	$2.79	0	$0	0.25%	11.6%	12/31/2024	$2.89	0	$0	0.00%	11.8%
12/31/2023	2.42	0	0	0.50%	14.8%	12/31/2023	2.50	0	0	0.25%	15.1%	12/31/2023	2.58	0	0	0.00%	15.4%
12/31/2022	2.11	0	0	0.50%	-18.2%	12/31/2022	2.17	0	0	0.25%	-18.0%	12/31/2022	2.24	0	0	0.00%	-17.8%
12/31/2021	2.58	0	0	0.50%	13.0%	12/31/2021	2.65	0	0	0.25%	13.3%	12/31/2021	2.72	0	0	0.00%	13.6%
12/31/2020	2.28	0	0	0.50%	17.0%	12/31/2020	2.34	0	0	0.25%	17.3%	12/31/2020	2.40	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	1.1%
2021	3.0%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund A Class - 06-697

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,899	$7,102	323
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$6,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,897	1,464	$4.71
Band 100	-	-	4.86
Band 75	-	-	5.02
Band 50	-	-	5.18
Band 25	-	-	5.34
Band 0	-	-	5.52
Total	$6,897	1,464

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(71)
Net investment income (loss)			(71)

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			2,145
Net change in unrealized appreciation (depreciation)			(666)
Net gain (loss)			1,494

Increase (decrease) in net assets from operations			$1,423

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(71)	$(42)
Net realized gain (loss)		15	(20)
Realized gain distributions		2,145	-
Net change in unrealized appreciation (depreciation)		(666)	1,172

Increase (decrease) in net assets from operations		1,423	1,110

Contract owner transactions:
Proceeds from units sold		902	1,571
Cost of units redeemed		-	(240)
Account charges		(15)	(10)
Increase (decrease)		887	1,321
Net increase (decrease)		2,310	2,431
Net assets, beginning		4,587	2,156
Net assets, ending		$6,897	$4,587

Units sold		207	503
Units redeemed		(3)	(78)
Net increase (decrease)		204	425
Units outstanding, beginning		1,260	835
Units outstanding, ending		1,464	1,260

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,521,553
Cost of units redeemed/account charges			(1,855,869)
Net investment income (loss)			(29,958)
Net realized gain (loss)			264,764
Realized gain distributions			106,610
Net change in unrealized appreciation (depreciation)			(203)
Net assets			$6,897

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.71	1	$7	1.25%	29.4%	12/31/2024	$4.86	0	$0	1.00%	29.7%	12/31/2024	$5.02	0	$0	0.75%	30.1%
12/31/2023	3.64	1	5	1.25%	41.0%	12/31/2023	3.75	0	0	1.00%	41.3%	12/31/2023	3.86	0	0	0.75%	41.7%
12/31/2022	2.58	1	2	1.25%	-32.5%	12/31/2022	2.65	0	0	1.00%	-32.3%	12/31/2022	2.72	0	0	0.75%	-32.1%
12/31/2021	3.82	1	2	1.25%	22.0%	12/31/2021	3.92	0	0	1.00%	22.3%	12/31/2021	4.01	0	0	0.75%	22.6%
12/31/2020	3.14	1	2	1.25%	31.1%	12/31/2020	3.20	0	0	1.00%	31.4%	12/31/2020	3.27	0	0	0.75%	31.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.18	0	$0	0.50%	30.4%	12/31/2024	$5.34	0	$0	0.25%	30.7%	12/31/2024	$5.52	0	$0	0.00%	31.0%
12/31/2023	3.97	0	0	0.50%	42.0%	12/31/2023	4.09	0	0	0.25%	42.4%	12/31/2023	4.21	0	0	0.00%	42.7%
12/31/2022	2.80	0	0	0.50%	-32.0%	12/31/2022	2.87	0	0	0.25%	-31.8%	12/31/2022	2.95	0	0	0.00%	-31.6%
12/31/2021	4.11	0	0	0.50%	22.9%	12/31/2021	4.21	0	0	0.25%	23.2%	12/31/2021	4.31	0	0	0.00%	23.5%
12/31/2020	3.35	0	0	0.50%	32.1%	12/31/2020	3.42	0	0	0.25%	32.4%	12/31/2020	3.49	0	0	0.00%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio A Class - 06-CKR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,961,466	$2,730,336	191,967
Receivables: investments sold	2,516
Payables: investments purchased	-
Net assets	$2,963,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,963,982	1,582,249	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.09
Total	$2,963,982	1,582,249

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,503
Mortality & expense charges			(36,417)
Net investment income (loss)			16,086

Gain (loss) on investments:
Net realized gain (loss)			74,983
Realized gain distributions			32,401
Net change in unrealized appreciation (depreciation)			174,366
Net gain (loss)			281,750

Increase (decrease) in net assets from operations			$297,836

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,086	$4,636
Net realized gain (loss)		74,983	(65,433)
Realized gain distributions		32,401	-
Net change in unrealized appreciation (depreciation)		174,366	364,166

Increase (decrease) in net assets from operations		297,836	303,369

Contract owner transactions:
Proceeds from units sold		816,342	787,040
Cost of units redeemed		(729,098)	(702,615)
Account charges		(3,780)	(4,157)
Increase (decrease)		83,464	80,268
Net increase (decrease)		381,300	383,637
Net assets, beginning		2,582,682	2,199,045
Net assets, ending		$2,963,982	$2,582,682

Units sold		454,414	499,623
Units redeemed		(399,415)	(459,086)
Net increase (decrease)		54,999	40,537
Units outstanding, beginning		1,527,250	1,486,713
Units outstanding, ending		1,582,249	1,527,250

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,530,327
Cost of units redeemed/account charges			(5,595,378)
Net investment income (loss)			89,296
Net realized gain (loss)			359,791
Realized gain distributions			348,816
Net change in unrealized appreciation (depreciation)			231,130
Net assets			$2,963,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	1,582	$2,964	1.25%	10.8%	12/31/2024	$1.91	0	$0	1.00%	11.1%	12/31/2024	$1.96	0	$0	0.75%	11.3%
12/31/2023	1.69	1,527	2,583	1.25%	14.3%	12/31/2023	1.72	0	0	1.00%	14.6%	12/31/2023	1.76	0	0	0.75%	14.9%
12/31/2022	1.48	1,487	2,199	1.25%	-19.0%	12/31/2022	1.50	0	0	1.00%	-18.8%	12/31/2022	1.53	0	0	0.75%	-18.6%
12/31/2021	1.83	1,382	2,523	1.25%	12.6%	12/31/2021	1.85	0	0	1.00%	12.9%	12/31/2021	1.88	0	0	0.75%	13.2%
12/31/2020	1.62	1,477	2,394	1.25%	16.3%	12/31/2020	1.64	0	0	1.00%	16.6%	12/31/2020	1.66	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	11.6%	12/31/2024	$2.04	0	$0	0.25%	11.9%	12/31/2024	$2.09	0	$0	0.00%	12.2%
12/31/2023	1.79	0	0	0.50%	15.2%	12/31/2023	1.83	0	0	0.25%	15.5%	12/31/2023	1.86	0	0	0.00%	15.8%
12/31/2022	1.55	0	0	0.50%	-18.4%	12/31/2022	1.58	0	0	0.25%	-18.2%	12/31/2022	1.61	0	0	0.00%	-18.0%
12/31/2021	1.90	0	0	0.50%	13.5%	12/31/2021	1.93	0	0	0.25%	13.7%	12/31/2021	1.96	0	0	0.00%	14.0%
12/31/2020	1.68	0	0	0.50%	17.2%	12/31/2020	1.70	0	0	0.25%	17.5%	12/31/2020	1.72	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.5%
2022	1.2%
2021	3.9%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio Investor Class - 06-CKT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,053,369	$1,911,279	133,046
Receivables: investments sold	874
Payables: investments purchased	-
Net assets	$2,054,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,054,243	1,073,249	$1.91
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$2,054,243	1,073,249

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$41,284
Mortality & expense charges			(29,815)
Net investment income (loss)			11,469

Gain (loss) on investments:
Net realized gain (loss)			160,251
Realized gain distributions			22,339
Net change in unrealized appreciation (depreciation)			63,153
Net gain (loss)			245,743

Increase (decrease) in net assets from operations			$257,212

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,469	$7,274
Net realized gain (loss)		160,251	(161,884)
Realized gain distributions		22,339	-
Net change in unrealized appreciation (depreciation)		63,153	471,515

Increase (decrease) in net assets from operations		257,212	316,905

Contract owner transactions:
Proceeds from units sold		1,036,323	939,587
Cost of units redeemed		(1,174,460)	(2,072,335)
Account charges		(4,833)	(6,680)
Increase (decrease)		(142,970)	(1,139,428)
Net increase (decrease)		114,242	(822,523)
Net assets, beginning		1,940,001	2,762,524
Net assets, ending		$2,054,243	$1,940,001

Units sold		578,982	592,517
Units redeemed		(631,291)	(1,303,922)
Net increase (decrease)		(52,309)	(711,405)
Units outstanding, beginning		1,125,558	1,836,963
Units outstanding, ending		1,073,249	1,125,558

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,204,786
Cost of units redeemed/account charges			(10,436,650)
Net investment income (loss)			152,452
Net realized gain (loss)			510,747
Realized gain distributions			480,818
Net change in unrealized appreciation (depreciation)			142,090
Net assets			$2,054,243

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	1,073	$2,054	1.25%	11.0%	12/31/2024	$1.96	0	$0	1.00%	11.3%	12/31/2024	$2.00	0	$0	0.75%	11.6%
12/31/2023	1.72	1,126	1,940	1.25%	14.6%	12/31/2023	1.76	0	0	1.00%	14.9%	12/31/2023	1.79	0	0	0.75%	15.2%
12/31/2022	1.50	1,837	2,763	1.25%	-18.8%	12/31/2022	1.53	0	0	1.00%	-18.6%	12/31/2022	1.55	0	0	0.75%	-18.4%
12/31/2021	1.85	1,772	3,283	1.25%	13.0%	12/31/2021	1.88	0	0	1.00%	13.2%	12/31/2021	1.91	0	0	0.75%	13.5%
12/31/2020	1.64	2,596	4,257	1.25%	16.6%	12/31/2020	1.66	0	0	1.00%	16.9%	12/31/2020	1.68	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	11.9%	12/31/2024	$2.09	0	$0	0.25%	12.2%	12/31/2024	$2.13	0	$0	0.00%	12.5%
12/31/2023	1.83	0	0	0.50%	15.5%	12/31/2023	1.86	0	0	0.25%	15.8%	12/31/2023	1.90	0	0	0.00%	16.0%
12/31/2022	1.58	0	0	0.50%	-18.2%	12/31/2022	1.61	0	0	0.25%	-18.0%	12/31/2022	1.63	0	0	0.00%	-17.8%
12/31/2021	1.93	0	0	0.50%	13.8%	12/31/2021	1.96	0	0	0.25%	14.1%	12/31/2021	1.99	0	0	0.00%	14.4%
12/31/2020	1.70	0	0	0.50%	17.5%	12/31/2020	1.72	0	0	0.25%	17.8%	12/31/2020	1.74	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.3%
2022	1.4%
2021	3.5%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund R6 Class - 06-CPK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,243,607	$2,308,306	199,425
Receivables: investments sold	27,848
Payables: investments purchased	-
Net assets	$2,271,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,271,455	1,752,278	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$2,271,455	1,752,278

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$23,036
Mortality & expense charges			(48,706)
Net investment income (loss)			(25,670)

Gain (loss) on investments:
Net realized gain (loss)			(2,962,370)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,331,225
Net gain (loss)			368,855

Increase (decrease) in net assets from operations			$343,185

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,670)	$64,448
Net realized gain (loss)		(2,962,370)	(600,123)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,331,225	1,205,129

Increase (decrease) in net assets from operations		343,185	669,454

Contract owner transactions:
Proceeds from units sold		753,108	3,658,314
Cost of units redeemed		(13,845,386)	(2,725,893)
Account charges		(18,457)	(56,604)
Increase (decrease)		(13,110,735)	875,817
Net increase (decrease)		(12,767,550)	1,545,271
Net assets, beginning		15,039,005	13,493,734
Net assets, ending		$2,271,455	$15,039,005

Units sold		664,617	3,284,113
Units redeemed		(11,723,595)	(2,490,157)
Net increase (decrease)		(11,058,978)	793,956
Units outstanding, beginning		12,811,256	12,017,300
Units outstanding, ending		1,752,278	12,811,256

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,364,827
Cost of units redeemed/account charges			(20,705,096)
Net investment income (loss)			336,367
Net realized gain (loss)			(3,660,760)
Realized gain distributions			816
Net change in unrealized appreciation (depreciation)			(64,699)
Net assets			$2,271,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	1,752	$2,271	1.25%	10.4%	12/31/2024	$1.32	0	$0	1.00%	10.7%	12/31/2024	$1.35	0	$0	0.75%	11.0%
12/31/2023	1.17	12,811	15,039	1.25%	4.5%	12/31/2023	1.19	0	0	1.00%	4.8%	12/31/2023	1.22	0	0	0.75%	5.1%
12/31/2022	1.12	12,017	13,494	1.25%	-28.8%	12/31/2022	1.14	0	0	1.00%	-28.6%	12/31/2022	1.16	0	0	0.75%	-28.5%
12/31/2021	1.58	8,523	13,445	1.25%	-6.9%	12/31/2021	1.60	0	0	1.00%	-6.6%	12/31/2021	1.62	0	0	0.75%	-6.4%
12/31/2020	1.69	920	1,558	1.25%	23.8%	12/31/2020	1.71	0	0	1.00%	24.1%	12/31/2020	1.73	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	11.3%	12/31/2024	$1.41	0	$0	0.25%	11.5%	12/31/2024	$1.43	0	$0	0.00%	11.8%
12/31/2023	1.24	0	0	0.50%	5.3%	12/31/2023	1.26	0	0	0.25%	5.6%	12/31/2023	1.28	0	0	0.00%	5.9%
12/31/2022	1.18	0	0	0.50%	-28.3%	12/31/2022	1.19	0	0	0.25%	-28.1%	12/31/2022	1.21	0	0	0.00%	-27.9%
12/31/2021	1.64	0	0	0.50%	-6.2%	12/31/2021	1.66	0	0	0.25%	-5.9%	12/31/2021	1.68	0	0	0.00%	-5.7%
12/31/2020	1.75	0	0	0.50%	24.7%	12/31/2020	1.76	0	0	0.25%	25.1%	12/31/2020	1.78	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	1.7%
2022	3.7%
2021	0.2%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund R6 Class - 06-CPM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$963,539	$1,016,518	115,177
Receivables: investments sold	497
Payables: investments purchased	-
Net assets	$964,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$964,036	584,038	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$964,036	584,038

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34,787
Mortality & expense charges			(16,274)
Net investment income (loss)			18,513

Gain (loss) on investments:
Net realized gain (loss)			491
Realized gain distributions			76,790
Net change in unrealized appreciation (depreciation)			35,289
Net gain (loss)			112,570

Increase (decrease) in net assets from operations			$131,083

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,513	$27,074
Net realized gain (loss)		491	(24,779)
Realized gain distributions		76,790	81,074
Net change in unrealized appreciation (depreciation)		35,289	(22,919)

Increase (decrease) in net assets from operations		131,083	60,450

Contract owner transactions:
Proceeds from units sold		289,790	623,879
Cost of units redeemed		(1,034,453)	(549,352)
Account charges		(321)	(941)
Increase (decrease)		(744,984)	73,586
Net increase (decrease)		(613,901)	134,036
Net assets, beginning		1,577,937	1,443,901
Net assets, ending		$964,036	$1,577,937

Units sold		186,759	439,769
Units redeemed		(649,568)	(379,204)
Net increase (decrease)		(462,809)	60,565
Units outstanding, beginning		1,046,847	986,282
Units outstanding, ending		584,038	1,046,847

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,577,817
Cost of units redeemed/account charges			(4,102,935)
Net investment income (loss)			107,791
Net realized gain (loss)			53,710
Realized gain distributions			380,632
Net change in unrealized appreciation (depreciation)			(52,979)
Net assets			$964,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	584	$964	1.25%	9.5%	12/31/2024	$1.68	0	$0	1.00%	9.8%	12/31/2024	$1.72	0	$0	0.75%	10.1%
12/31/2023	1.51	1,047	1,578	1.25%	3.0%	12/31/2023	1.53	0	0	1.00%	3.2%	12/31/2023	1.56	0	0	0.75%	3.5%
12/31/2022	1.46	986	1,444	1.25%	-4.1%	12/31/2022	1.49	0	0	1.00%	-3.9%	12/31/2022	1.51	0	0	0.75%	-3.6%
12/31/2021	1.53	1,751	2,673	1.25%	15.8%	12/31/2021	1.55	0	0	1.00%	16.1%	12/31/2021	1.57	0	0	0.75%	16.4%
12/31/2020	1.32	1,265	1,667	1.25%	0.2%	12/31/2020	1.33	0	0	1.00%	0.4%	12/31/2020	1.35	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	10.3%	12/31/2024	$1.79	0	$0	0.25%	10.6%	12/31/2024	$1.83	0	$0	0.00%	10.9%
12/31/2023	1.59	0	0	0.50%	3.7%	12/31/2023	1.62	0	0	0.25%	4.0%	12/31/2023	1.65	0	0	0.00%	4.3%
12/31/2022	1.53	0	0	0.50%	-3.4%	12/31/2022	1.56	0	0	0.25%	-3.1%	12/31/2022	1.58	0	0	0.00%	-2.9%
12/31/2021	1.59	0	0	0.50%	16.7%	12/31/2021	1.61	0	0	0.25%	17.0%	12/31/2021	1.63	0	0	0.00%	17.3%
12/31/2020	1.36	0	0	0.50%	0.9%	12/31/2020	1.37	0	0	0.25%	1.2%	12/31/2020	1.39	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	3.2%
2022	2.0%
2021	2.4%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund R6 Class - 06-CPN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,453	$486,815	11,012
Receivables: investments sold	23,494
Payables: investments purchased	-
Net assets	$665,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$665,947	194,714	$3.42
Band 100	-	-	3.49
Band 75	-	-	3.56
Band 50	-	-	3.63
Band 25	-	-	3.71
Band 0	-	-	3.78
Total	$665,947	194,714

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,666)
Net investment income (loss)			(7,666)

Gain (loss) on investments:
Net realized gain (loss)			75,450
Realized gain distributions			34,712
Net change in unrealized appreciation (depreciation)			37,986
Net gain (loss)			148,148

Increase (decrease) in net assets from operations			$140,482

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,666)	$(6,639)
Net realized gain (loss)		75,450	5,803
Realized gain distributions		34,712	28,792
Net change in unrealized appreciation (depreciation)		37,986	153,955

Increase (decrease) in net assets from operations		140,482	181,911

Contract owner transactions:
Proceeds from units sold		196,834	178,887
Cost of units redeemed		(317,632)	(49,111)
Account charges		(1,217)	(997)
Increase (decrease)		(122,015)	128,779
Net increase (decrease)		18,467	310,690
Net assets, beginning		647,480	336,790
Net assets, ending		$665,947	$647,480

Units sold		63,376	82,481
Units redeemed		(105,480)	(20,584)
Net increase (decrease)		(42,104)	61,897
Units outstanding, beginning		236,818	174,921
Units outstanding, ending		194,714	236,818

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$826,432
Cost of units redeemed/account charges			(509,995)
Net investment income (loss)			(23,077)
Net realized gain (loss)			85,896
Realized gain distributions			131,053
Net change in unrealized appreciation (depreciation)			155,638
Net assets			$665,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.42	195	$666	1.25%	25.1%	12/31/2024	$3.49	0	$0	1.00%	25.4%	12/31/2024	$3.56	0	$0	0.75%	25.7%
12/31/2023	2.73	237	647	1.25%	42.0%	12/31/2023	2.78	0	0	1.00%	42.4%	12/31/2023	2.83	0	0	0.75%	42.7%
12/31/2022	1.93	175	337	1.25%	-32.1%	12/31/2022	1.95	0	0	1.00%	-31.9%	12/31/2022	1.98	0	0	0.75%	-31.7%
12/31/2021	2.83	109	310	1.25%	26.3%	12/31/2021	2.87	0	0	1.00%	26.7%	12/31/2021	2.91	0	0	0.75%	27.0%
12/31/2020	2.24	78	174	1.25%	34.0%	12/31/2020	2.27	0	0	1.00%	34.3%	12/31/2020	2.29	0	0	0.75%	34.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.63	0	$0	0.50%	26.0%	12/31/2024	$3.71	0	$0	0.25%	26.4%	12/31/2024	$3.78	0	$0	0.00%	26.7%
12/31/2023	2.88	0	0	0.50%	43.1%	12/31/2023	2.93	0	0	0.25%	43.4%	12/31/2023	2.99	0	0	0.00%	43.8%
12/31/2022	2.01	0	0	0.50%	-31.5%	12/31/2022	2.05	0	0	0.25%	-31.4%	12/31/2022	2.08	0	0	0.00%	-31.2%
12/31/2021	2.94	0	0	0.50%	27.3%	12/31/2021	2.98	0	0	0.25%	27.6%	12/31/2021	3.02	0	0	0.00%	27.9%
12/31/2020	2.31	0	0	0.50%	35.0%	12/31/2020	2.34	0	0	0.25%	35.3%	12/31/2020	2.36	0	0	0.00%	35.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund R6 Class - 06-CPP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,119,507	$1,111,155	39,601
Receivables: investments sold	-
Payables: investments purchased	(2,339)
Net assets	$1,117,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,117,168	458,327	$2.44
Band 100	-	-	2.49
Band 75	-	-	2.54
Band 50	-	-	2.59
Band 25	-	-	2.64
Band 0	-	-	2.70
Total	$1,117,168	458,327

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,382)
Net investment income (loss)			(12,382)

Gain (loss) on investments:
Net realized gain (loss)			23,547
Realized gain distributions			130,834
Net change in unrealized appreciation (depreciation)			48,894
Net gain (loss)			203,275

Increase (decrease) in net assets from operations			$190,893

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,382)	$(11,166)
Net realized gain (loss)		23,547	(31,997)
Realized gain distributions		130,834	6,183
Net change in unrealized appreciation (depreciation)		48,894	197,613

Increase (decrease) in net assets from operations		190,893	160,633

Contract owner transactions:
Proceeds from units sold		454,554	65,232
Cost of units redeemed		(442,771)	(199,097)
Account charges		(2,493)	(1,949)
Increase (decrease)		9,290	(135,814)
Net increase (decrease)		200,183	24,819
Net assets, beginning		916,985	892,166
Net assets, ending		$1,117,168	$916,985

Units sold		199,666	39,771
Units redeemed		(206,947)	(115,415)
Net increase (decrease)		(7,281)	(75,644)
Units outstanding, beginning		465,608	541,252
Units outstanding, ending		458,327	465,608

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,988,578
Cost of units redeemed/account charges			(3,543,737)
Net investment income (loss)			(114,150)
Net realized gain (loss)			(171,455)
Realized gain distributions			949,580
Net change in unrealized appreciation (depreciation)			8,352
Net assets			$1,117,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.44	458	$1,117	1.25%	23.8%	12/31/2024	$2.49	0	$0	1.00%	24.1%	12/31/2024	$2.54	0	$0	0.75%	24.4%
12/31/2023	1.97	466	917	1.25%	19.5%	12/31/2023	2.00	0	0	1.00%	19.8%	12/31/2023	2.04	0	0	0.75%	20.1%
12/31/2022	1.65	541	892	1.25%	-28.8%	12/31/2022	1.67	0	0	1.00%	-28.6%	12/31/2022	1.70	0	0	0.75%	-28.4%
12/31/2021	2.31	1,049	2,427	1.25%	10.1%	12/31/2021	2.34	0	0	1.00%	10.4%	12/31/2021	2.37	0	0	0.75%	10.7%
12/31/2020	2.10	970	2,038	1.25%	41.2%	12/31/2020	2.12	0	0	1.00%	41.6%	12/31/2020	2.14	0	0	0.75%	41.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	0	$0	0.50%	24.7%	12/31/2024	$2.64	0	$0	0.25%	25.0%	12/31/2024	$2.70	0	$0	0.00%	25.3%
12/31/2023	2.08	0	0	0.50%	20.4%	12/31/2023	2.11	0	0	0.25%	20.7%	12/31/2023	2.15	0	0	0.00%	21.0%
12/31/2022	1.73	0	0	0.50%	-28.2%	12/31/2022	1.75	0	0	0.25%	-28.0%	12/31/2022	1.78	0	0	0.00%	-27.9%
12/31/2021	2.40	0	0	0.50%	10.9%	12/31/2021	2.43	0	0	0.25%	11.2%	12/31/2021	2.46	0	0	0.00%	11.5%
12/31/2020	2.17	0	0	0.50%	42.3%	12/31/2020	2.19	0	0	0.25%	42.7%	12/31/2020	2.21	0	0	0.00%	43.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio R6 Class - 06-CPT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,347,105	$18,852,600	1,866,531
Receivables: investments sold	179,624
Payables: investments purchased	-
Net assets	$17,526,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,526,729	12,043,826	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$17,526,729	12,043,826

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$728,703
Mortality & expense charges			(304,030)
Net investment income (loss)			424,673

Gain (loss) on investments:
Net realized gain (loss)			(1,133,711)
Realized gain distributions			542,207
Net change in unrealized appreciation (depreciation)			1,853,724
Net gain (loss)			1,262,220

Increase (decrease) in net assets from operations			$1,686,893

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$424,673	$611,075
Net realized gain (loss)		(1,133,711)	(724,324)
Realized gain distributions		542,207	668,701
Net change in unrealized appreciation (depreciation)		1,853,724	1,858,731

Increase (decrease) in net assets from operations		1,686,893	2,414,183

Contract owner transactions:
Proceeds from units sold		4,603,612	6,511,441
Cost of units redeemed		(15,777,536)	(4,380,182)
Account charges		(6,019)	(11,554)
Increase (decrease)		(11,179,943)	2,119,705
Net increase (decrease)		(9,493,050)	4,533,888
Net assets, beginning		27,019,779	22,485,891
Net assets, ending		$17,526,729	$27,019,779

Units sold		3,531,476	5,062,000
Units redeemed		(11,292,879)	(3,419,233)
Net increase (decrease)		(7,761,403)	1,642,767
Units outstanding, beginning		19,805,229	18,162,462
Units outstanding, ending		12,043,826	19,805,229

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$54,252,239
Cost of units redeemed/account charges			(40,510,930)
Net investment income (loss)			3,047,561
Net realized gain (loss)			(2,851,571)
Realized gain distributions			5,094,925
Net change in unrealized appreciation (depreciation)			(1,505,495)
Net assets			$17,526,729

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	12,044	$17,527	1.25%	6.7%	12/31/2024	$1.48	0	$0	1.00%	6.9%	12/31/2024	$1.52	0	$0	0.75%	7.2%
12/31/2023	1.36	19,805	27,020	1.25%	10.2%	12/31/2023	1.39	0	0	1.00%	10.5%	12/31/2023	1.41	0	0	0.75%	10.7%
12/31/2022	1.24	18,162	22,486	1.25%	-14.5%	12/31/2022	1.26	0	0	1.00%	-14.3%	12/31/2022	1.28	0	0	0.75%	-14.1%
12/31/2021	1.45	20,475	29,653	1.25%	8.4%	12/31/2021	1.47	0	0	1.00%	8.6%	12/31/2021	1.49	0	0	0.75%	8.9%
12/31/2020	1.34	9,820	13,124	1.25%	10.4%	12/31/2020	1.35	0	0	1.00%	10.6%	12/31/2020	1.36	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	7.5%	12/31/2024	$1.58	0	$0	0.25%	7.7%	12/31/2024	$1.61	0	$0	0.00%	8.0%
12/31/2023	1.44	0	0	0.50%	11.0%	12/31/2023	1.46	0	0	0.25%	11.3%	12/31/2023	1.49	0	0	0.00%	11.6%
12/31/2022	1.30	0	0	0.50%	-13.9%	12/31/2022	1.32	0	0	0.25%	-13.7%	12/31/2022	1.34	0	0	0.00%	-13.4%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	11.2%	12/31/2020	1.39	0	0	0.25%	11.5%	12/31/2020	1.41	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.8%
2022	3.3%
2021	6.8%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio R6 Class - 06-CPV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,214,546	$27,214,411	2,409,021
Receivables: investments sold	19,703
Payables: investments purchased	-
Net assets	$26,234,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,234,249	17,457,761	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$26,234,249	17,457,761

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$872,347
Mortality & expense charges			(384,112)
Net investment income (loss)			488,235

Gain (loss) on investments:
Net realized gain (loss)			(312,209)
Realized gain distributions			591,252
Net change in unrealized appreciation (depreciation)			1,371,964
Net gain (loss)			1,651,007

Increase (decrease) in net assets from operations			$2,139,242

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$488,235	$583,066
Net realized gain (loss)		(312,209)	(554,003)
Realized gain distributions		591,252	181,315
Net change in unrealized appreciation (depreciation)		1,371,964	2,849,530

Increase (decrease) in net assets from operations		2,139,242	3,059,908

Contract owner transactions:
Proceeds from units sold		3,603,218	9,612,101
Cost of units redeemed		(13,006,810)	(3,796,241)
Account charges		(4,793)	(9,063)
Increase (decrease)		(9,408,385)	5,806,797
Net increase (decrease)		(7,269,143)	8,866,705
Net assets, beginning		33,503,392	24,636,687
Net assets, ending		$26,234,249	$33,503,392

Units sold		2,912,265	7,695,971
Units redeemed		(9,319,801)	(3,324,330)
Net increase (decrease)		(6,407,536)	4,371,641
Units outstanding, beginning		23,865,297	19,493,656
Units outstanding, ending		17,457,761	23,865,297

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,600,134
Cost of units redeemed/account charges			(37,969,217)
Net investment income (loss)			2,916,626
Net realized gain (loss)			(1,784,943)
Realized gain distributions			4,471,514
Net change in unrealized appreciation (depreciation)			(999,865)
Net assets			$26,234,249

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	17,458	$26,234	1.25%	7.0%	12/31/2024	$1.53	0	$0	1.00%	7.3%	12/31/2024	$1.56	0	$0	0.75%	7.6%
12/31/2023	1.40	23,865	33,503	1.25%	11.1%	12/31/2023	1.43	0	0	1.00%	11.4%	12/31/2023	1.45	0	0	0.75%	11.6%
12/31/2022	1.26	19,494	24,637	1.25%	-15.5%	12/31/2022	1.28	0	0	1.00%	-15.3%	12/31/2022	1.30	0	0	0.75%	-15.1%
12/31/2021	1.50	23,082	34,536	1.25%	9.1%	12/31/2021	1.52	0	0	1.00%	9.3%	12/31/2021	1.53	0	0	0.75%	9.6%
12/31/2020	1.37	11,122	15,258	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	11.9%	12/31/2020	1.40	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	7.9%	12/31/2024	$1.63	0	$0	0.25%	8.1%	12/31/2024	$1.66	0	$0	0.00%	8.4%
12/31/2023	1.48	0	0	0.50%	11.9%	12/31/2023	1.51	0	0	0.25%	12.2%	12/31/2023	1.53	0	0	0.00%	12.5%
12/31/2022	1.32	0	0	0.50%	-14.9%	12/31/2022	1.34	0	0	0.25%	-14.7%	12/31/2022	1.36	0	0	0.00%	-14.5%
12/31/2021	1.55	0	0	0.50%	9.9%	12/31/2021	1.57	0	0	0.25%	10.2%	12/31/2021	1.59	0	0	0.00%	10.4%
12/31/2020	1.41	0	0	0.50%	12.5%	12/31/2020	1.43	0	0	0.25%	12.8%	12/31/2020	1.44	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.3%
2022	2.6%
2021	6.1%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio R6 Class - 06-CPW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,953,622	$21,487,544	2,023,535
Receivables: investments sold	-
Payables: investments purchased	(1,564)
Net assets	$19,952,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,952,058	12,794,004	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$19,952,058	12,794,004

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$799,606
Mortality & expense charges			(328,315)
Net investment income (loss)			471,291

Gain (loss) on investments:
Net realized gain (loss)			(691,820)
Realized gain distributions			677,524
Net change in unrealized appreciation (depreciation)			1,588,958
Net gain (loss)			1,574,662

Increase (decrease) in net assets from operations			$2,045,953

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$471,291	$647,439
Net realized gain (loss)		(691,820)	(712,647)
Realized gain distributions		677,524	294,613
Net change in unrealized appreciation (depreciation)		1,588,958	2,574,752

Increase (decrease) in net assets from operations		2,045,953	2,804,157

Contract owner transactions:
Proceeds from units sold		4,204,393	7,027,207
Cost of units redeemed		(14,432,762)	(3,698,248)
Account charges		(8,676)	(9,773)
Increase (decrease)		(10,237,045)	3,319,186
Net increase (decrease)		(8,191,092)	6,123,343
Net assets, beginning		28,143,150	22,019,807
Net assets, ending		$19,952,058	$28,143,150

Units sold		2,796,538	5,198,504
Units redeemed		(9,447,381)	(2,771,746)
Net increase (decrease)		(6,650,843)	2,426,758
Units outstanding, beginning		19,444,847	17,018,089
Units outstanding, ending		12,794,004	19,444,847

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,285,507
Cost of units redeemed/account charges			(41,137,998)
Net investment income (loss)			3,251,178
Net realized gain (loss)			(3,048,251)
Realized gain distributions			5,135,544
Net change in unrealized appreciation (depreciation)			(1,533,922)
Net assets			$19,952,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	12,794	$19,952	1.25%	7.7%	12/31/2024	$1.59	0	$0	1.00%	8.0%	12/31/2024	$1.62	0	$0	0.75%	8.3%
12/31/2023	1.45	19,445	28,143	1.25%	11.9%	12/31/2023	1.47	0	0	1.00%	12.1%	12/31/2023	1.50	0	0	0.75%	12.4%
12/31/2022	1.29	17,018	22,020	1.25%	-16.4%	12/31/2022	1.31	0	0	1.00%	-16.2%	12/31/2022	1.33	0	0	0.75%	-15.9%
12/31/2021	1.55	22,024	34,073	1.25%	9.7%	12/31/2021	1.57	0	0	1.00%	10.0%	12/31/2021	1.59	0	0	0.75%	10.3%
12/31/2020	1.41	8,200	11,560	1.25%	12.9%	12/31/2020	1.42	0	0	1.00%	13.2%	12/31/2020	1.44	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	8.6%	12/31/2024	$1.69	0	$0	0.25%	8.8%	12/31/2024	$1.72	0	$0	0.00%	9.1%
12/31/2023	1.53	0	0	0.50%	12.7%	12/31/2023	1.55	0	0	0.25%	13.0%	12/31/2023	1.58	0	0	0.00%	13.3%
12/31/2022	1.35	0	0	0.50%	-15.7%	12/31/2022	1.37	0	0	0.25%	-15.5%	12/31/2022	1.40	0	0	0.00%	-15.3%
12/31/2021	1.61	0	0	0.50%	10.6%	12/31/2021	1.63	0	0	0.25%	10.9%	12/31/2021	1.65	0	0	0.00%	11.1%
12/31/2020	1.45	0	0	0.50%	13.8%	12/31/2020	1.47	0	0	0.25%	14.1%	12/31/2020	1.48	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.9%
2022	2.8%
2021	7.9%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio R6 Class - 06-CPX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,735,773	$22,452,699	1,913,654
Receivables: investments sold	22,478
Payables: investments purchased	-
Net assets	$21,758,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,758,251	13,402,147	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	-	-	1.80
Total	$21,758,251	13,402,147

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$675,490
Mortality & expense charges			(349,023)
Net investment income (loss)			326,467

Gain (loss) on investments:
Net realized gain (loss)			(60,619)
Realized gain distributions			735,034
Net change in unrealized appreciation (depreciation)			1,366,423
Net gain (loss)			2,040,838

Increase (decrease) in net assets from operations			$2,367,305

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$326,467	$474,749
Net realized gain (loss)		(60,619)	(450,532)
Realized gain distributions		735,034	76,460
Net change in unrealized appreciation (depreciation)		1,366,423	3,050,290

Increase (decrease) in net assets from operations		2,367,305	3,150,967

Contract owner transactions:
Proceeds from units sold		4,230,057	7,541,455
Cost of units redeemed		(15,094,463)	(3,078,320)
Account charges		(8,445)	(9,346)
Increase (decrease)		(10,872,851)	4,453,789
Net increase (decrease)		(8,505,546)	7,604,756
Net assets, beginning		30,263,797	22,659,041
Net assets, ending		$21,758,251	$30,263,797

Units sold		2,700,517	5,394,348
Units redeemed		(9,537,299)	(2,218,335)
Net increase (decrease)		(6,836,782)	3,176,013
Units outstanding, beginning		20,238,929	17,062,916
Units outstanding, ending		13,402,147	20,238,929

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,558,117
Cost of units redeemed/account charges			(39,720,818)
Net investment income (loss)			2,511,402
Net realized gain (loss)			(1,779,177)
Realized gain distributions			4,905,653
Net change in unrealized appreciation (depreciation)			(716,926)
Net assets			$21,758,251

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	13,402	$21,758	1.25%	8.6%	12/31/2024	$1.66	0	$0	1.00%	8.8%	12/31/2024	$1.69	0	$0	0.75%	9.1%
12/31/2023	1.50	20,239	30,264	1.25%	12.6%	12/31/2023	1.52	0	0	1.00%	12.9%	12/31/2023	1.55	0	0	0.75%	13.2%
12/31/2022	1.33	17,063	22,659	1.25%	-17.1%	12/31/2022	1.35	0	0	1.00%	-16.9%	12/31/2022	1.37	0	0	0.75%	-16.7%
12/31/2021	1.60	21,337	34,188	1.25%	10.5%	12/31/2021	1.62	0	0	1.00%	10.8%	12/31/2021	1.64	0	0	0.75%	11.1%
12/31/2020	1.45	9,962	14,444	1.25%	14.1%	12/31/2020	1.46	0	0	1.00%	14.4%	12/31/2020	1.48	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	9.4%	12/31/2024	$1.76	0	$0	0.25%	9.7%	12/31/2024	$1.80	0	$0	0.00%	9.9%
12/31/2023	1.58	0	0	0.50%	13.4%	12/31/2023	1.60	0	0	0.25%	13.7%	12/31/2023	1.63	0	0	0.00%	14.0%
12/31/2022	1.39	0	0	0.50%	-16.5%	12/31/2022	1.41	0	0	0.25%	-16.3%	12/31/2022	1.43	0	0	0.00%	-16.1%
12/31/2021	1.66	0	0	0.50%	11.3%	12/31/2021	1.69	0	0	0.25%	11.6%	12/31/2021	1.71	0	0	0.00%	11.9%
12/31/2020	1.49	0	0	0.50%	15.0%	12/31/2020	1.51	0	0	0.25%	15.3%	12/31/2020	1.53	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	3.1%
2022	2.2%
2021	6.4%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio R6 Class - 06-CPY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,986,042	$23,452,563	2,187,338
Receivables: investments sold	18,588
Payables: investments purchased	-
Net assets	$22,004,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,004,630	13,023,111	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$22,004,630	13,023,111

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$825,713
Mortality & expense charges			(329,978)
Net investment income (loss)			495,735

Gain (loss) on investments:
Net realized gain (loss)			(363,659)
Realized gain distributions			1,004,921
Net change in unrealized appreciation (depreciation)			1,256,800
Net gain (loss)			1,898,062

Increase (decrease) in net assets from operations			$2,393,797

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$495,735	$582,274
Net realized gain (loss)		(363,659)	(482,118)
Realized gain distributions		1,004,921	224,548
Net change in unrealized appreciation (depreciation)		1,256,800	2,630,943

Increase (decrease) in net assets from operations		2,393,797	2,955,647

Contract owner transactions:
Proceeds from units sold		4,625,906	7,931,673
Cost of units redeemed		(12,496,779)	(2,815,020)
Account charges		(9,722)	(10,989)
Increase (decrease)		(7,880,595)	5,105,664
Net increase (decrease)		(5,486,798)	8,061,311
Net assets, beginning		27,491,428	19,430,117
Net assets, ending		$22,004,630	$27,491,428

Units sold		2,858,536	5,532,942
Units redeemed		(7,627,076)	(1,986,140)
Net increase (decrease)		(4,768,540)	3,546,802
Units outstanding, beginning		17,791,651	14,244,849
Units outstanding, ending		13,023,111	17,791,651

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$48,302,739
Cost of units redeemed/account charges			(31,134,224)
Net investment income (loss)			2,730,300
Net realized gain (loss)			(1,753,282)
Realized gain distributions			5,325,618
Net change in unrealized appreciation (depreciation)			(1,466,521)
Net assets			$22,004,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	13,023	$22,005	1.25%	9.3%	12/31/2024	$1.72	0	$0	1.00%	9.6%	12/31/2024	$1.76	0	$0	0.75%	9.9%
12/31/2023	1.55	17,792	27,491	1.25%	13.3%	12/31/2023	1.57	0	0	1.00%	13.6%	12/31/2023	1.60	0	0	0.75%	13.8%
12/31/2022	1.36	14,245	19,430	1.25%	-17.8%	12/31/2022	1.38	0	0	1.00%	-17.6%	12/31/2022	1.41	0	0	0.75%	-17.3%
12/31/2021	1.66	15,093	25,031	1.25%	11.3%	12/31/2021	1.68	0	0	1.00%	11.6%	12/31/2021	1.70	0	0	0.75%	11.9%
12/31/2020	1.49	6,924	10,317	1.25%	15.3%	12/31/2020	1.51	0	0	1.00%	15.6%	12/31/2020	1.52	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	10.2%	12/31/2024	$1.83	0	$0	0.25%	10.5%	12/31/2024	$1.87	0	$0	0.00%	10.7%
12/31/2023	1.63	0	0	0.50%	14.1%	12/31/2023	1.66	0	0	0.25%	14.4%	12/31/2023	1.69	0	0	0.00%	14.7%
12/31/2022	1.43	0	0	0.50%	-17.1%	12/31/2022	1.45	0	0	0.25%	-16.9%	12/31/2022	1.47	0	0	0.00%	-16.7%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.74	0	0	0.25%	12.4%	12/31/2021	1.77	0	0	0.00%	12.7%
12/31/2020	1.54	0	0	0.50%	16.2%	12/31/2020	1.55	0	0	0.25%	16.5%	12/31/2020	1.57	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.8%
2022	2.8%
2021	7.8%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio R6 Class - 06-CRC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,938,386	$19,818,540	1,589,592
Receivables: investments sold	26,898
Payables: investments purchased	-
Net assets	$19,965,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,965,284	11,319,683	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$19,965,284	11,319,683

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$542,668
Mortality & expense charges			(289,729)
Net investment income (loss)			252,939

Gain (loss) on investments:
Net realized gain (loss)			292,611
Realized gain distributions			611,024
Net change in unrealized appreciation (depreciation)			1,112,843
Net gain (loss)			2,016,478

Increase (decrease) in net assets from operations			$2,269,417

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$252,939	$301,071
Net realized gain (loss)		292,611	(242,778)
Realized gain distributions		611,024	52,205
Net change in unrealized appreciation (depreciation)		1,112,843	2,510,646

Increase (decrease) in net assets from operations		2,269,417	2,621,144

Contract owner transactions:
Proceeds from units sold		4,620,514	6,987,347
Cost of units redeemed		(10,548,854)	(2,014,946)
Account charges		(9,164)	(11,212)
Increase (decrease)		(5,937,504)	4,961,189
Net increase (decrease)		(3,668,087)	7,582,333
Net assets, beginning		23,633,371	16,051,038
Net assets, ending		$19,965,284	$23,633,371

Units sold		2,745,400	4,702,477
Units redeemed		(6,198,781)	(1,370,830)
Net increase (decrease)		(3,453,381)	3,331,647
Units outstanding, beginning		14,773,064	11,441,417
Units outstanding, ending		11,319,683	14,773,064

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,561,353
Cost of units redeemed/account charges			(26,791,476)
Net investment income (loss)			1,504,936
Net realized gain (loss)			(523,508)
Realized gain distributions			3,094,133
Net change in unrealized appreciation (depreciation)			119,846
Net assets			$19,965,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.76	11,320	$19,965	1.25%	10.3%	12/31/2024	$1.80	0	$0	1.00%	10.5%	12/31/2024	$1.84	0	$0	0.75%	10.8%
12/31/2023	1.60	14,773	23,633	1.25%	14.0%	12/31/2023	1.63	0	0	1.00%	14.3%	12/31/2023	1.66	0	0	0.75%	14.6%
12/31/2022	1.40	11,441	16,051	1.25%	-18.1%	12/31/2022	1.42	0	0	1.00%	-17.9%	12/31/2022	1.45	0	0	0.75%	-17.7%
12/31/2021	1.71	11,918	20,412	1.25%	12.3%	12/31/2021	1.73	0	0	1.00%	12.6%	12/31/2021	1.76	0	0	0.75%	12.9%
12/31/2020	1.52	4,672	7,124	1.25%	16.5%	12/31/2020	1.54	0	0	1.00%	16.8%	12/31/2020	1.56	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	11.1%	12/31/2024	$1.91	0	$0	0.25%	11.4%	12/31/2024	$1.95	0	$0	0.00%	11.6%
12/31/2023	1.69	0	0	0.50%	14.9%	12/31/2023	1.72	0	0	0.25%	15.2%	12/31/2023	1.75	0	0	0.00%	15.5%
12/31/2022	1.47	0	0	0.50%	-17.5%	12/31/2022	1.49	0	0	0.25%	-17.3%	12/31/2022	1.51	0	0	0.00%	-17.1%
12/31/2021	1.78	0	0	0.50%	13.2%	12/31/2021	1.80	0	0	0.25%	13.5%	12/31/2021	1.82	0	0	0.00%	13.7%
12/31/2020	1.57	0	0	0.50%	17.4%	12/31/2020	1.59	0	0	0.25%	17.6%	12/31/2020	1.60	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.8%
2022	2.0%
2021	6.8%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio R6 Class - 06-CRF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,983,416	$13,697,138	1,035,759
Receivables: investments sold	9,701
Payables: investments purchased	-
Net assets	$13,993,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,993,117	7,750,534	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$13,993,117	7,750,534

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$386,584
Mortality & expense charges			(198,487)
Net investment income (loss)			188,097

Gain (loss) on investments:
Net realized gain (loss)			303,969
Realized gain distributions			344,033
Net change in unrealized appreciation (depreciation)			832,701
Net gain (loss)			1,480,703

Increase (decrease) in net assets from operations			$1,668,800

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$188,097	$182,463
Net realized gain (loss)		303,969	(190,174)
Realized gain distributions		344,033	-
Net change in unrealized appreciation (depreciation)		832,701	1,758,837

Increase (decrease) in net assets from operations		1,668,800	1,751,126

Contract owner transactions:
Proceeds from units sold		3,803,659	5,008,559
Cost of units redeemed		(6,849,171)	(1,502,631)
Account charges		(7,835)	(7,336)
Increase (decrease)		(3,053,347)	3,498,592
Net increase (decrease)		(1,384,547)	5,249,718
Net assets, beginning		15,377,664	10,127,946
Net assets, ending		$13,993,117	$15,377,664

Units sold		2,256,126	3,337,069
Units redeemed		(3,968,327)	(1,020,580)
Net increase (decrease)		(1,712,201)	2,316,489
Units outstanding, beginning		9,462,735	7,146,246
Units outstanding, ending		7,750,534	9,462,735

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,847,309
Cost of units redeemed/account charges			(19,877,858)
Net investment income (loss)			1,019,398
Net realized gain (loss)			(121,636)
Realized gain distributions			1,839,626
Net change in unrealized appreciation (depreciation)			286,278
Net assets			$13,993,117

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	7,751	$13,993	1.25%	11.1%	12/31/2024	$1.84	0	$0	1.00%	11.4%	12/31/2024	$1.88	0	$0	0.75%	11.7%
12/31/2023	1.63	9,463	15,378	1.25%	14.7%	12/31/2023	1.65	0	0	1.00%	15.0%	12/31/2023	1.68	0	0	0.75%	15.2%
12/31/2022	1.42	7,146	10,128	1.25%	-18.3%	12/31/2022	1.44	0	0	1.00%	-18.1%	12/31/2022	1.46	0	0	0.75%	-17.9%
12/31/2021	1.74	7,874	13,662	1.25%	12.8%	12/31/2021	1.76	0	0	1.00%	13.1%	12/31/2021	1.78	0	0	0.75%	13.4%
12/31/2020	1.54	3,338	5,133	1.25%	16.9%	12/31/2020	1.55	0	0	1.00%	17.2%	12/31/2020	1.57	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	0.50%	11.9%	12/31/2024	$1.96	0	$0	0.25%	12.2%	12/31/2024	$2.00	0	$0	0.00%	12.5%
12/31/2023	1.71	0	0	0.50%	15.5%	12/31/2023	1.74	0	0	0.25%	15.8%	12/31/2023	1.77	0	0	0.00%	16.1%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.51	0	0	0.25%	-17.5%	12/31/2022	1.53	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	13.7%	12/31/2021	1.83	0	0	0.25%	14.0%	12/31/2021	1.85	0	0	0.00%	14.2%
12/31/2020	1.59	0	0	0.50%	17.8%	12/31/2020	1.60	0	0	0.25%	18.1%	12/31/2020	1.62	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.7%
2022	1.9%
2021	7.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio R6 Class - 06-CRG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,973,442	$6,557,450	452,430
Receivables: investments sold	34,707
Payables: investments purchased	-
Net assets	$7,008,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,008,149	3,832,507	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$7,008,149	3,832,507

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$163,041
Mortality & expense charges			(96,197)
Net investment income (loss)			66,844

Gain (loss) on investments:
Net realized gain (loss)			319,268
Realized gain distributions			75,243
Net change in unrealized appreciation (depreciation)			356,991
Net gain (loss)			751,502

Increase (decrease) in net assets from operations			$818,346

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,844	$66,120
Net realized gain (loss)		319,268	(135,461)
Realized gain distributions		75,243	-
Net change in unrealized appreciation (depreciation)		356,991	887,656

Increase (decrease) in net assets from operations		818,346	818,315

Contract owner transactions:
Proceeds from units sold		2,966,000	3,841,246
Cost of units redeemed		(4,370,731)	(1,213,997)
Account charges		(7,040)	(6,256)
Increase (decrease)		(1,411,771)	2,620,993
Net increase (decrease)		(593,425)	3,439,308
Net assets, beginning		7,601,574	4,162,266
Net assets, ending		$7,008,149	$7,601,574

Units sold		1,713,244	2,541,421
Units redeemed		(2,511,306)	(827,600)
Net increase (decrease)		(798,062)	1,713,821
Units outstanding, beginning		4,630,569	2,916,748
Units outstanding, ending		3,832,507	4,630,569

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,089,523
Cost of units redeemed/account charges			(9,413,840)
Net investment income (loss)			315,469
Net realized gain (loss)			162,346
Realized gain distributions			438,659
Net change in unrealized appreciation (depreciation)			415,992
Net assets			$7,008,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	3,833	$7,008	1.25%	11.4%	12/31/2024	$1.87	0	$0	1.00%	11.7%	12/31/2024	$1.90	0	$0	0.75%	12.0%
12/31/2023	1.64	4,631	7,602	1.25%	15.0%	12/31/2023	1.67	0	0	1.00%	15.3%	12/31/2023	1.70	0	0	0.75%	15.6%
12/31/2022	1.43	2,917	4,162	1.25%	-18.5%	12/31/2022	1.45	0	0	1.00%	-18.3%	12/31/2022	1.47	0	0	0.75%	-18.1%
12/31/2021	1.75	2,629	4,603	1.25%	13.3%	12/31/2021	1.77	0	0	1.00%	13.6%	12/31/2021	1.80	0	0	0.75%	13.9%
12/31/2020	1.55	837	1,294	1.25%	17.0%	12/31/2020	1.56	0	0	1.00%	17.3%	12/31/2020	1.58	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	12.2%	12/31/2024	$1.98	0	$0	0.25%	12.5%	12/31/2024	$2.02	0	$0	0.00%	12.8%
12/31/2023	1.73	0	0	0.50%	15.9%	12/31/2023	1.76	0	0	0.25%	16.2%	12/31/2023	1.79	0	0	0.00%	16.5%
12/31/2022	1.49	0	0	0.50%	-17.9%	12/31/2022	1.52	0	0	0.25%	-17.7%	12/31/2022	1.54	0	0	0.00%	-17.5%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.84	0	0	0.25%	14.5%	12/31/2021	1.87	0	0	0.00%	14.7%
12/31/2020	1.59	0	0	0.50%	17.9%	12/31/2020	1.61	0	0	0.25%	18.2%	12/31/2020	1.63	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.5%
2022	1.8%
2021	6.8%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund R6 Class - 06-CRJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,239,078	$28,605,646	1,692,185
Receivables: investments sold	57,479
Payables: investments purchased	-
Net assets	$26,296,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,612,720	15,734,001	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	683,837	379,808	1.80
Total	$26,296,557	16,113,809

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$526,552
Mortality & expense charges			(338,822)
Net investment income (loss)			187,730

Gain (loss) on investments:
Net realized gain (loss)			(446,491)
Realized gain distributions			1,719,013
Net change in unrealized appreciation (depreciation)			546,166
Net gain (loss)			1,818,688

Increase (decrease) in net assets from operations			$2,006,418

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$187,730	$230,759
Net realized gain (loss)		(446,491)	(547,865)
Realized gain distributions		1,719,013	964,308
Net change in unrealized appreciation (depreciation)		546,166	797,379

Increase (decrease) in net assets from operations		2,006,418	1,444,581

Contract owner transactions:
Proceeds from units sold		9,767,303	12,152,141
Cost of units redeemed		(14,082,933)	(11,480,864)
Account charges		(34,369)	(35,980)
Increase (decrease)		(4,349,999)	635,297
Net increase (decrease)		(2,343,581)	2,079,878
Net assets, beginning		28,640,138	26,560,260
Net assets, ending		$26,296,557	$28,640,138

Units sold		6,382,880	10,134,237
Units redeemed		(9,157,672)	(9,707,351)
Net increase (decrease)		(2,774,792)	426,886
Units outstanding, beginning		18,888,601	18,461,715
Units outstanding, ending		16,113,809	18,888,601

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$88,510,669
Cost of units redeemed/account charges			(72,618,784)
Net investment income (loss)			911,531
Net realized gain (loss)			(520,745)
Realized gain distributions			12,380,454
Net change in unrealized appreciation (depreciation)			(2,366,568)
Net assets			$26,296,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	15,734	$25,613	1.25%	7.6%	12/31/2024	$1.66	0	$0	1.00%	7.8%	12/31/2024	$1.69	0	$0	0.75%	8.1%
12/31/2023	1.51	18,508	28,011	1.25%	5.2%	12/31/2023	1.54	0	0	1.00%	5.5%	12/31/2023	1.57	0	0	0.75%	5.7%
12/31/2022	1.44	18,462	26,560	1.25%	-2.4%	12/31/2022	1.46	0	0	1.00%	-2.1%	12/31/2022	1.48	0	0	0.75%	-1.9%
12/31/2021	1.47	29,593	43,602	1.25%	22.0%	12/31/2021	1.49	8	12	1.00%	22.3%	12/31/2021	1.51	0	0	0.75%	22.6%
12/31/2020	1.21	10,593	12,791	1.25%	0.7%	12/31/2020	1.22	0	0	1.00%	1.0%	12/31/2020	1.23	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	8.4%	12/31/2024	$1.76	0	$0	0.25%	8.6%	12/31/2024	$1.80	380	$684	0.00%	8.9%
12/31/2023	1.60	0	0	0.50%	6.0%	12/31/2023	1.62	0	0	0.25%	6.3%	12/31/2023	1.65	381	629	0.00%	6.5%
12/31/2022	1.51	0	0	0.50%	-1.6%	12/31/2022	1.53	0	0	0.25%	-1.4%	12/31/2022	1.55	0	0	0.00%	-1.1%
12/31/2021	1.53	0	0	0.50%	22.9%	12/31/2021	1.55	0	0	0.25%	23.2%	12/31/2021	1.57	0	0	0.00%	23.6%
12/31/2020	1.24	0	0	0.50%	1.5%	12/31/2020	1.26	0	0	0.25%	1.7%	12/31/2020	1.27	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.1%
2022	1.4%
2021	1.9%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund R6 Class - 06-CRK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518,561	$523,148	19,852
Receivables: investments sold	4,764
Payables: investments purchased	-
Net assets	$523,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$523,325	367,628	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$523,325	367,628

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,575
Mortality & expense charges			(6,416)
Net investment income (loss)			5,159

Gain (loss) on investments:
Net realized gain (loss)			(8,173)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,421
Net gain (loss)			27,248

Increase (decrease) in net assets from operations			$32,407

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,159	$7,208
Net realized gain (loss)		(8,173)	(13,818)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,421	53,315

Increase (decrease) in net assets from operations		32,407	46,705

Contract owner transactions:
Proceeds from units sold		96,887	134,051
Cost of units redeemed		(123,787)	(59,168)
Account charges		(1,624)	(1,307)
Increase (decrease)		(28,524)	73,576
Net increase (decrease)		3,883	120,281
Net assets, beginning		519,442	399,161
Net assets, ending		$523,325	$519,442

Units sold		71,673	112,815
Units redeemed		(93,143)	(52,766)
Net increase (decrease)		(21,470)	60,049
Units outstanding, beginning		389,098	329,049
Units outstanding, ending		367,628	389,098

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,355,224
Cost of units redeemed/account charges			(955,499)
Net investment income (loss)			33,983
Net realized gain (loss)			(36,393)
Realized gain distributions			130,597
Net change in unrealized appreciation (depreciation)			(4,587)
Net assets			$523,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	368	$523	1.25%	6.6%	12/31/2024	$1.45	0	$0	1.00%	6.9%	12/31/2024	$1.48	0	$0	0.75%	7.2%
12/31/2023	1.33	389	519	1.25%	10.1%	12/31/2023	1.36	0	0	1.00%	10.3%	12/31/2023	1.38	0	0	0.75%	10.6%
12/31/2022	1.21	329	399	1.25%	-25.4%	12/31/2022	1.23	0	0	1.00%	-25.2%	12/31/2022	1.25	0	0	0.75%	-25.0%
12/31/2021	1.63	274	446	1.25%	40.1%	12/31/2021	1.65	0	0	1.00%	40.4%	12/31/2021	1.67	0	0	0.75%	40.8%
12/31/2020	1.16	282	327	1.25%	-9.2%	12/31/2020	1.17	0	0	1.00%	-8.9%	12/31/2020	1.18	0	0	0.75%	-8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	7.4%	12/31/2024	$1.54	0	$0	0.25%	7.7%	12/31/2024	$1.57	0	$0	0.00%	8.0%
12/31/2023	1.41	0	0	0.50%	10.9%	12/31/2023	1.43	0	0	0.25%	11.2%	12/31/2023	1.46	0	0	0.00%	11.4%
12/31/2022	1.27	0	0	0.50%	-24.8%	12/31/2022	1.29	0	0	0.25%	-24.7%	12/31/2022	1.31	0	0	0.00%	-24.5%
12/31/2021	1.69	0	0	0.50%	41.1%	12/31/2021	1.71	0	0	0.25%	41.5%	12/31/2021	1.73	0	0	0.00%	41.8%
12/31/2020	1.20	0	0	0.50%	-8.5%	12/31/2020	1.21	0	0	0.25%	-8.2%	12/31/2020	1.22	0	0	0.00%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.8%
2022	2.2%
2021	1.8%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund R6 Class - 06-CRM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,110,992	$12,528,137	1,245,180
Receivables: investments sold	38,118
Payables: investments purchased	-
Net assets	$13,149,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,030,800	7,263,250	$1.79
Band 100	-	-	1.83
Band 75	118,310	63,339	1.87
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$13,149,110	7,326,589

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$177,074
Mortality & expense charges			(161,611)
Net investment income (loss)			15,463

Gain (loss) on investments:
Net realized gain (loss)			162,716
Realized gain distributions			716,820
Net change in unrealized appreciation (depreciation)			(93,111)
Net gain (loss)			786,425

Increase (decrease) in net assets from operations			$801,888

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,463	$21,944
Net realized gain (loss)		162,716	(56,833)
Realized gain distributions		716,820	-
Net change in unrealized appreciation (depreciation)		(93,111)	1,702,096

Increase (decrease) in net assets from operations		801,888	1,667,207

Contract owner transactions:
Proceeds from units sold		4,788,788	4,387,637
Cost of units redeemed		(4,844,915)	(4,302,392)
Account charges		(14,308)	(14,958)
Increase (decrease)		(70,435)	70,287
Net increase (decrease)		731,453	1,737,494
Net assets, beginning		12,417,657	10,680,163
Net assets, ending		$13,149,110	$12,417,657

Units sold		2,837,638	2,914,267
Units redeemed		(2,861,815)	(2,844,706)
Net increase (decrease)		(24,177)	69,561
Units outstanding, beginning		7,350,766	7,281,205
Units outstanding, ending		7,326,589	7,350,766

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,583,498
Cost of units redeemed/account charges			(17,364,002)
Net investment income (loss)			(17,071)
Net realized gain (loss)			682,639
Realized gain distributions			1,681,191
Net change in unrealized appreciation (depreciation)			582,855
Net assets			$13,149,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	7,263	$13,031	1.25%	6.2%	12/31/2024	$1.83	0	$0	1.00%	6.5%	12/31/2024	$1.87	63	$118	0.75%	6.8%
12/31/2023	1.69	7,288	12,308	1.25%	15.2%	12/31/2023	1.72	0	0	1.00%	15.5%	12/31/2023	1.75	63	110	0.75%	15.8%
12/31/2022	1.47	7,197	10,552	1.25%	-15.6%	12/31/2022	1.49	0	0	1.00%	-15.4%	12/31/2022	1.51	85	128	0.75%	-15.2%
12/31/2021	1.74	4,961	8,616	1.25%	35.7%	12/31/2021	1.76	0	0	1.00%	36.1%	12/31/2021	1.78	82	146	0.75%	36.4%
12/31/2020	1.28	3,191	4,083	1.25%	8.0%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	64	84	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	0	$0	0.50%	7.0%	12/31/2024	$1.94	0	$0	0.25%	7.3%	12/31/2024	$1.98	0	$0	0.00%	7.6%
12/31/2023	1.78	0	0	0.50%	16.0%	12/31/2023	1.81	0	0	0.25%	16.3%	12/31/2023	1.84	0	0	0.00%	16.6%
12/31/2022	1.53	0	0	0.50%	-14.9%	12/31/2022	1.56	0	0	0.25%	-14.7%	12/31/2022	1.58	0	0	0.00%	-14.5%
12/31/2021	1.80	0	0	0.50%	36.7%	12/31/2021	1.83	0	0	0.25%	37.1%	12/31/2021	1.85	0	0	0.00%	37.4%
12/31/2020	1.32	0	0	0.50%	8.8%	12/31/2020	1.33	0	0	0.25%	9.1%	12/31/2020	1.35	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.4%
2022	1.3%
2021	0.7%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,950,754	$5,316,932	640,848
Receivables: investments sold	3,004
Payables: investments purchased	-
Net assets	$4,953,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,953,758	2,624,463	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.09
Total	$4,953,758	2,624,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$106,366
Mortality & expense charges			(56,267)
Net investment income (loss)			50,099

Gain (loss) on investments:
Net realized gain (loss)			(228,755)
Realized gain distributions			235,866
Net change in unrealized appreciation (depreciation)			433,752
Net gain (loss)			440,863

Increase (decrease) in net assets from operations			$490,962

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,099	$50,862
Net realized gain (loss)		(228,755)	(31,111)
Realized gain distributions		235,866	26,179
Net change in unrealized appreciation (depreciation)		433,752	558,107

Increase (decrease) in net assets from operations		490,962	604,037

Contract owner transactions:
Proceeds from units sold		1,005,631	235,003
Cost of units redeemed		(1,464,724)	(104,285)
Account charges		(801)	(539)
Increase (decrease)		(459,894)	130,179
Net increase (decrease)		31,068	734,216
Net assets, beginning		4,922,690	4,188,474
Net assets, ending		$4,953,758	$4,922,690

Units sold		583,912	150,815
Units redeemed		(880,060)	(67,020)
Net increase (decrease)		(296,148)	83,795
Units outstanding, beginning		2,920,611	2,836,816
Units outstanding, ending		2,624,463	2,920,611

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,877,939
Cost of units redeemed/account charges			(8,957,065)
Net investment income (loss)			205,812
Net realized gain (loss)			(174,271)
Realized gain distributions			1,367,521
Net change in unrealized appreciation (depreciation)			(366,178)
Net assets			$4,953,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	2,624	$4,954	1.25%	12.0%	12/31/2024	$1.93	0	$0	1.00%	12.3%	12/31/2024	$1.97	0	$0	0.75%	12.6%
12/31/2023	1.69	2,921	4,923	1.25%	14.2%	12/31/2023	1.72	0	0	1.00%	14.4%	12/31/2023	1.75	0	0	0.75%	14.7%
12/31/2022	1.48	2,837	4,188	1.25%	-16.2%	12/31/2022	1.50	0	0	1.00%	-15.9%	12/31/2022	1.52	0	0	0.75%	-15.7%
12/31/2021	1.76	2,941	5,179	1.25%	14.0%	12/31/2021	1.78	0	0	1.00%	14.3%	12/31/2021	1.81	0	0	0.75%	14.6%
12/31/2020	1.54	677	1,046	1.25%	17.3%	12/31/2020	1.56	0	0	1.00%	17.6%	12/31/2020	1.58	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	12.8%	12/31/2024	$2.05	0	$0	0.25%	13.1%	12/31/2024	$2.09	0	$0	0.00%	13.4%
12/31/2023	1.78	0	0	0.50%	15.0%	12/31/2023	1.81	0	0	0.25%	15.3%	12/31/2023	1.84	0	0	0.00%	15.6%
12/31/2022	1.55	0	0	0.50%	-15.5%	12/31/2022	1.57	0	0	0.25%	-15.3%	12/31/2022	1.59	0	0	0.00%	-15.1%
12/31/2021	1.83	0	0	0.50%	14.9%	12/31/2021	1.85	0	0	0.25%	15.2%	12/31/2021	1.88	0	0	0.00%	15.4%
12/31/2020	1.59	0	0	0.50%	18.2%	12/31/2020	1.61	0	0	0.25%	18.5%	12/31/2020	1.62	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.3%
2022	1.8%
2021	3.1%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,586,141	$1,602,717	249,160
Receivables: investments sold	1,011
Payables: investments purchased	-
Net assets	$1,587,152

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,587,152	947,401	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$1,587,152	947,401

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$39,874
Mortality & expense charges			(18,690)
Net investment income (loss)			21,184

Gain (loss) on investments:
Net realized gain (loss)			(115,960)
Realized gain distributions			53,059
Net change in unrealized appreciation (depreciation)			163,370
Net gain (loss)			100,469

Increase (decrease) in net assets from operations			$121,653

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,184	$25,471
Net realized gain (loss)		(115,960)	(6,938)
Realized gain distributions		53,059	-
Net change in unrealized appreciation (depreciation)		163,370	201,132

Increase (decrease) in net assets from operations		121,653	219,665

Contract owner transactions:
Proceeds from units sold		542,472	185,496
Cost of units redeemed		(1,175,205)	(32,576)
Account charges		(1,444)	(736)
Increase (decrease)		(634,177)	152,184
Net increase (decrease)		(512,524)	371,849
Net assets, beginning		2,099,676	1,727,827
Net assets, ending		$1,587,152	$2,099,676

Units sold		458,285	129,740
Units redeemed		(883,423)	(23,417)
Net increase (decrease)		(425,138)	106,323
Units outstanding, beginning		1,372,539	1,266,216
Units outstanding, ending		947,401	1,372,539

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,957,629
Cost of units redeemed/account charges			(6,197,115)
Net investment income (loss)			102,580
Net realized gain (loss)			(80,446)
Realized gain distributions			821,080
Net change in unrealized appreciation (depreciation)			(16,576)
Net assets			$1,587,152

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	947	$1,587	1.25%	9.5%	12/31/2024	$1.71	0	$0	1.00%	9.8%	12/31/2024	$1.74	0	$0	0.75%	10.1%
12/31/2023	1.53	1,373	2,100	1.25%	12.1%	12/31/2023	1.56	0	0	1.00%	12.4%	12/31/2023	1.58	0	0	0.75%	12.7%
12/31/2022	1.36	1,266	1,728	1.25%	-15.4%	12/31/2022	1.39	0	0	1.00%	-15.2%	12/31/2022	1.41	0	0	0.75%	-15.0%
12/31/2021	1.61	1,529	2,468	1.25%	11.3%	12/31/2021	1.63	0	0	1.00%	11.5%	12/31/2021	1.66	0	0	0.75%	11.8%
12/31/2020	1.45	1,545	2,241	1.25%	15.2%	12/31/2020	1.47	0	0	1.00%	15.5%	12/31/2020	1.48	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	10.3%	12/31/2024	$1.82	0	$0	0.25%	10.6%	12/31/2024	$1.85	0	$0	0.00%	10.9%
12/31/2023	1.61	0	0	0.50%	12.9%	12/31/2023	1.64	0	0	0.25%	13.2%	12/31/2023	1.67	0	0	0.00%	13.5%
12/31/2022	1.43	0	0	0.50%	-14.8%	12/31/2022	1.45	0	0	0.25%	-14.6%	12/31/2022	1.47	0	0	0.00%	-14.4%
12/31/2021	1.68	0	0	0.50%	12.1%	12/31/2021	1.70	0	0	0.25%	12.4%	12/31/2021	1.72	0	0	0.00%	12.7%
12/31/2020	1.50	0	0	0.50%	16.1%	12/31/2020	1.51	0	0	0.25%	16.3%	12/31/2020	1.53	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.6%
2022	1.5%
2021	1.6%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund R6 Class - 06-CRT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,984,717	$19,938,915	287,832
Receivables: investments sold	-
Payables: investments purchased	(8,653)
Net assets	$28,976,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,976,064	7,580,305	$3.82
Band 100	-	-	3.90
Band 75	-	-	3.98
Band 50	-	-	4.06
Band 25	-	-	4.14
Band 0	-	-	4.23
Total	$28,976,064	7,580,305

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(335,591)
Net investment income (loss)			(335,591)

Gain (loss) on investments:
Net realized gain (loss)			1,002,961
Realized gain distributions			933,952
Net change in unrealized appreciation (depreciation)			4,915,142
Net gain (loss)			6,852,055

Increase (decrease) in net assets from operations			$6,516,464

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(335,591)	$(251,011)
Net realized gain (loss)		1,002,961	219,196
Realized gain distributions		933,952	1,282,144
Net change in unrealized appreciation (depreciation)		4,915,142	5,637,594

Increase (decrease) in net assets from operations		6,516,464	6,887,923

Contract owner transactions:
Proceeds from units sold		3,368,050	2,864,717
Cost of units redeemed		(4,415,445)	(2,502,850)
Account charges		(54,633)	(41,803)
Increase (decrease)		(1,102,028)	320,064
Net increase (decrease)		5,414,436	7,207,987
Net assets, beginning		23,561,628	16,353,641
Net assets, ending		$28,976,064	$23,561,628

Units sold		998,029	1,104,968
Units redeemed		(1,330,322)	(993,102)
Net increase (decrease)		(332,293)	111,866
Units outstanding, beginning		7,912,598	7,800,732
Units outstanding, ending		7,580,305	7,912,598

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,489,918
Cost of units redeemed/account charges			(9,139,379)
Net investment income (loss)			(732,220)
Net realized gain (loss)			1,663,445
Realized gain distributions			3,648,498
Net change in unrealized appreciation (depreciation)			9,045,802
Net assets			$28,976,064

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.82	7,580	$28,976	1.25%	28.4%	12/31/2024	$3.90	0	$0	1.00%	28.7%	12/31/2024	$3.98	0	$0	0.75%	29.0%
12/31/2023	2.98	7,913	23,562	1.25%	42.0%	12/31/2023	3.03	0	0	1.00%	42.4%	12/31/2023	3.08	0	0	0.75%	42.7%
12/31/2022	2.10	7,801	16,354	1.25%	-33.1%	12/31/2022	2.13	0	0	1.00%	-32.9%	12/31/2022	2.16	0	0	0.75%	-32.7%
12/31/2021	3.13	971	3,042	1.25%	22.1%	12/31/2021	3.17	0	0	1.00%	22.4%	12/31/2021	3.21	0	0	0.75%	22.7%
12/31/2020	2.57	981	2,516	1.25%	48.4%	12/31/2020	2.59	0	0	1.00%	48.8%	12/31/2020	2.62	0	0	0.75%	49.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.06	0	$0	0.50%	29.3%	12/31/2024	$4.14	0	$0	0.25%	29.7%	12/31/2024	$4.23	0	$0	0.00%	30.0%
12/31/2023	3.14	0	0	0.50%	43.1%	12/31/2023	3.20	0	0	0.25%	43.5%	12/31/2023	3.25	0	0	0.00%	43.8%
12/31/2022	2.19	0	0	0.50%	-32.6%	12/31/2022	2.23	0	0	0.25%	-32.4%	12/31/2022	2.26	0	0	0.00%	-32.2%
12/31/2021	3.25	0	0	0.50%	23.0%	12/31/2021	3.29	0	0	0.25%	23.3%	12/31/2021	3.34	0	0	0.00%	23.6%
12/31/2020	2.64	0	0	0.50%	49.5%	12/31/2020	2.67	0	0	0.25%	49.9%	12/31/2020	2.70	0	0	0.00%	50.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio R6 Class - 06-CRH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,994,950	$12,933,136	1,298,559
Receivables: investments sold	55,679
Payables: investments purchased	-
Net assets	$12,050,629

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,050,629	8,522,085	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$12,050,629	8,522,085

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$567,874
Mortality & expense charges			(206,603)
Net investment income (loss)			361,271

Gain (loss) on investments:
Net realized gain (loss)			(912,384)
Realized gain distributions			206,732
Net change in unrealized appreciation (depreciation)			1,468,577
Net gain (loss)			762,925

Increase (decrease) in net assets from operations			$1,124,196

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$361,271	$449,440
Net realized gain (loss)		(912,384)	(959,720)
Realized gain distributions		206,732	504,020
Net change in unrealized appreciation (depreciation)		1,468,577	1,881,314

Increase (decrease) in net assets from operations		1,124,196	1,875,054

Contract owner transactions:
Proceeds from units sold		1,397,998	4,618,096
Cost of units redeemed		(10,742,232)	(5,528,666)
Account charges		(9,600)	(12,985)
Increase (decrease)		(9,353,834)	(923,555)
Net increase (decrease)		(8,229,638)	951,499
Net assets, beginning		20,280,267	19,328,768
Net assets, ending		$12,050,629	$20,280,267

Units sold		1,104,239	3,731,457
Units redeemed		(7,859,824)	(4,471,156)
Net increase (decrease)		(6,755,585)	(739,699)
Units outstanding, beginning		15,277,670	16,017,369
Units outstanding, ending		8,522,085	15,277,670

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,113,785
Cost of units redeemed/account charges			(37,150,255)
Net investment income (loss)			2,698,960
Net realized gain (loss)			(3,388,327)
Realized gain distributions			3,714,652
Net change in unrealized appreciation (depreciation)			(938,186)
Net assets			$12,050,629

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	8,522	$12,051	1.25%	6.5%	12/31/2024	$1.44	0	$0	1.00%	6.8%	12/31/2024	$1.47	0	$0	0.75%	7.1%
12/31/2023	1.33	15,278	20,280	1.25%	10.0%	12/31/2023	1.35	0	0	1.00%	10.3%	12/31/2023	1.38	0	0	0.75%	10.6%
12/31/2022	1.21	16,017	19,329	1.25%	-13.9%	12/31/2022	1.23	0	0	1.00%	-13.7%	12/31/2022	1.24	0	0	0.75%	-13.5%
12/31/2021	1.40	22,932	32,143	1.25%	7.8%	12/31/2021	1.42	0	0	1.00%	8.1%	12/31/2021	1.44	0	0	0.75%	8.3%
12/31/2020	1.30	10,671	13,874	1.25%	9.8%	12/31/2020	1.31	0	0	1.00%	10.1%	12/31/2020	1.33	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	7.3%	12/31/2024	$1.53	0	$0	0.25%	7.6%	12/31/2024	$1.56	0	$0	0.00%	7.9%
12/31/2023	1.40	0	0	0.50%	10.8%	12/31/2023	1.42	0	0	0.25%	11.1%	12/31/2023	1.45	0	0	0.00%	11.4%
12/31/2022	1.26	0	0	0.50%	-13.3%	12/31/2022	1.28	0	0	0.25%	-13.0%	12/31/2022	1.30	0	0	0.00%	-12.8%
12/31/2021	1.46	0	0	0.50%	8.6%	12/31/2021	1.47	0	0	0.25%	8.9%	12/31/2021	1.49	0	0	0.00%	9.2%
12/31/2020	1.34	0	0	0.50%	10.6%	12/31/2020	1.35	0	0	0.25%	10.9%	12/31/2020	1.37	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	3.6%
2022	3.3%
2021	6.7%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,262,352	$1,312,594	233,930
Receivables: investments sold	875
Payables: investments purchased	-
Net assets	$1,263,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,263,227	865,433	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$1,263,227	865,433

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,255
Mortality & expense charges			(14,374)
Net investment income (loss)			15,881

Gain (loss) on investments:
Net realized gain (loss)			(8,213)
Realized gain distributions			57,741
Net change in unrealized appreciation (depreciation)			8,909
Net gain (loss)			58,437

Increase (decrease) in net assets from operations			$74,318

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,881	$15,741
Net realized gain (loss)		(8,213)	(8,201)
Realized gain distributions		57,741	686
Net change in unrealized appreciation (depreciation)		8,909	82,474

Increase (decrease) in net assets from operations		74,318	90,700

Contract owner transactions:
Proceeds from units sold		245,936	51,125
Cost of units redeemed		(70,142)	(70,937)
Account charges		(689)	(412)
Increase (decrease)		175,105	(20,224)
Net increase (decrease)		249,423	70,476
Net assets, beginning		1,013,804	943,328
Net assets, ending		$1,263,227	$1,013,804

Units sold		234,967	39,606
Units redeemed		(111,149)	(54,462)
Net increase (decrease)		123,818	(14,856)
Units outstanding, beginning		741,615	756,471
Units outstanding, ending		865,433	741,615

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,526,227
Cost of units redeemed/account charges			(1,581,731)
Net investment income (loss)			70,462
Net realized gain (loss)			(53,652)
Realized gain distributions			352,163
Net change in unrealized appreciation (depreciation)			(50,242)
Net assets			$1,263,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	865	$1,263	1.25%	6.8%	12/31/2024	$1.49	0	$0	1.00%	7.0%	12/31/2024	$1.52	0	$0	0.75%	7.3%
12/31/2023	1.37	742	1,014	1.25%	9.6%	12/31/2023	1.39	0	0	1.00%	9.9%	12/31/2023	1.42	0	0	0.75%	10.2%
12/31/2022	1.25	756	943	1.25%	-13.8%	12/31/2022	1.27	0	0	1.00%	-13.6%	12/31/2022	1.29	0	0	0.75%	-13.4%
12/31/2021	1.45	804	1,163	1.25%	8.4%	12/31/2021	1.46	0	0	1.00%	8.7%	12/31/2021	1.48	0	0	0.75%	8.9%
12/31/2020	1.33	753	1,004	1.25%	12.3%	12/31/2020	1.35	0	0	1.00%	12.6%	12/31/2020	1.36	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	7.6%	12/31/2024	$1.58	0	$0	0.25%	7.9%	12/31/2024	$1.61	0	$0	0.00%	8.1%
12/31/2023	1.44	0	0	0.50%	10.4%	12/31/2023	1.47	0	0	0.25%	10.7%	12/31/2023	1.49	0	0	0.00%	11.0%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	13.2%	12/31/2020	1.39	0	0	0.25%	13.5%	12/31/2020	1.40	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.9%
2022	2.4%
2021	1.8%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,401,019	$1,504,509	135,854
Receivables: investments sold	995
Payables: investments purchased	-
Net assets	$1,402,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,402,014	1,279,572	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$1,402,014	1,279,572

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$33,324
Mortality & expense charges			(16,678)
Net investment income (loss)			16,646

Gain (loss) on investments:
Net realized gain (loss)			(10,700)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,555
Net gain (loss)			(8,145)

Increase (decrease) in net assets from operations			$8,501

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,646	$40,502
Net realized gain (loss)		(10,700)	(50,544)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,555	33,975

Increase (decrease) in net assets from operations		8,501	23,933

Contract owner transactions:
Proceeds from units sold		307,459	497,177
Cost of units redeemed		(129,308)	(415,479)
Account charges		(739)	(1,420)
Increase (decrease)		177,412	80,278
Net increase (decrease)		185,913	104,211
Net assets, beginning		1,216,101	1,111,890
Net assets, ending		$1,402,014	$1,216,101

Units sold		290,362	466,342
Units redeemed		(128,126)	(392,518)
Net increase (decrease)		162,236	73,824
Units outstanding, beginning		1,117,336	1,043,512
Units outstanding, ending		1,279,572	1,117,336

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,564,475
Cost of units redeemed/account charges			(1,103,501)
Net investment income (loss)			129,567
Net realized gain (loss)			(85,037)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(103,490)
Net assets			$1,402,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,280	$1,402	1.25%	0.7%	12/31/2024	$1.11	0	$0	1.00%	0.9%	12/31/2024	$1.13	0	$0	0.75%	1.2%
12/31/2023	1.09	1,117	1,216	1.25%	2.1%	12/31/2023	1.10	0	0	1.00%	2.4%	12/31/2023	1.12	0	0	0.75%	2.7%
12/31/2022	1.07	1,044	1,112	1.25%	-13.3%	12/31/2022	1.08	0	0	1.00%	-13.1%	12/31/2022	1.09	0	0	0.75%	-12.8%
12/31/2021	1.23	250	307	1.25%	5.3%	12/31/2021	1.24	0	0	1.00%	5.6%	12/31/2021	1.25	0	0	0.75%	5.9%
12/31/2020	1.17	33	38	1.25%	9.2%	12/31/2020	1.17	0	0	1.00%	9.5%	12/31/2020	1.18	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	1.4%	12/31/2024	$1.17	0	$0	0.25%	1.7%	12/31/2024	$1.18	0	$0	0.00%	1.9%
12/31/2023	1.13	0	0	0.50%	2.9%	12/31/2023	1.15	0	0	0.25%	3.2%	12/31/2023	1.16	0	0	0.00%	3.4%
12/31/2022	1.10	0	0	0.50%	-12.6%	12/31/2022	1.11	0	0	0.25%	-12.4%	12/31/2022	1.12	0	0	0.00%	-12.2%
12/31/2021	1.26	0	0	0.50%	6.1%	12/31/2021	1.27	0	0	0.25%	6.4%	12/31/2021	1.28	0	0	0.00%	6.6%
12/31/2020	1.19	0	0	0.50%	10.0%	12/31/2020	1.19	0	0	0.25%	10.3%	12/31/2020	1.20	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	4.7%
2022	10.1%
2021	7.7%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,797,112	$4,571,879	609,570
Receivables: investments sold	209
Payables: investments purchased	-
Net assets	$4,797,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,797,321	1,213,345	$3.95
Band 100	-	-	4.17
Band 75	-	-	4.40
Band 50	-	-	4.64
Band 25	-	-	4.89
Band 0	-	-	5.24
Total	$4,797,321	1,213,345

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$84,816
Mortality & expense charges			(60,334)
Net investment income (loss)			24,482

Gain (loss) on investments:
Net realized gain (loss)			(108,653)
Realized gain distributions			225,039
Net change in unrealized appreciation (depreciation)			344,870
Net gain (loss)			461,256

Increase (decrease) in net assets from operations			$485,738

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,482	$50,779
Net realized gain (loss)		(108,653)	(59,584)
Realized gain distributions		225,039	43,816
Net change in unrealized appreciation (depreciation)		344,870	1,002,902

Increase (decrease) in net assets from operations		485,738	1,037,913

Contract owner transactions:
Proceeds from units sold		358,448	673,321
Cost of units redeemed		(4,372,256)	(893,487)
Account charges		(3,788)	(3,794)
Increase (decrease)		(4,017,596)	(223,960)
Net increase (decrease)		(3,531,858)	813,953
Net assets, beginning		8,329,179	7,515,226
Net assets, ending		$4,797,321	$8,329,179

Units sold		94,473	210,848
Units redeemed		(1,233,220)	(274,455)
Net increase (decrease)		(1,138,747)	(63,607)
Units outstanding, beginning		2,352,092	2,415,699
Units outstanding, ending		1,213,345	2,352,092

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$108,308,050
Cost of units redeemed/account charges			(135,120,652)
Net investment income (loss)			(42,892)
Net realized gain (loss)			2,871,260
Realized gain distributions			28,556,322
Net change in unrealized appreciation (depreciation)			225,233
Net assets			$4,797,321

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.95	1,213	$4,797	1.25%	11.7%	12/31/2024	$4.17	0	$0	1.00%	11.9%	12/31/2024	$4.40	0	$0	0.75%	12.2%
12/31/2023	3.54	2,352	8,329	1.25%	13.8%	12/31/2023	3.73	0	0	1.00%	14.1%	12/31/2023	3.92	0	0	0.75%	14.4%
12/31/2022	3.11	2,416	7,515	1.25%	-16.5%	12/31/2022	3.26	0	0	1.00%	-16.3%	12/31/2022	3.43	0	0	0.75%	-16.1%
12/31/2021	3.72	2,481	9,240	1.25%	13.5%	12/31/2021	3.90	0	0	1.00%	13.8%	12/31/2021	4.08	0	0	0.75%	14.1%
12/31/2020	3.28	3,705	12,156	1.25%	16.9%	12/31/2020	3.43	0	0	1.00%	17.2%	12/31/2020	3.58	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.64	0	$0	0.50%	12.5%	12/31/2024	$4.89	0	$0	0.25%	12.8%	12/31/2024	$5.24	0	$0	0.00%	13.1%
12/31/2023	4.12	0	0	0.50%	14.7%	12/31/2023	4.34	0	0	0.25%	15.0%	12/31/2023	4.64	0	0	0.00%	15.3%
12/31/2022	3.59	0	0	0.50%	-15.8%	12/31/2022	3.77	0	0	0.25%	-15.6%	12/31/2022	4.02	0	0	0.00%	-15.4%
12/31/2021	4.27	0	0	0.50%	14.4%	12/31/2021	4.47	0	0	0.25%	14.7%	12/31/2021	4.76	0	0	0.00%	15.0%
12/31/2020	3.73	0	0	0.50%	17.8%	12/31/2020	3.90	0	0	0.25%	18.1%	12/31/2020	4.14	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.9%
2022	1.4%
2021	1.3%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$856,423	$869,405	158,594
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$856,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$856,408	347,120	$2.47
Band 100	-	-	2.60
Band 75	-	-	2.74
Band 50	-	-	2.89
Band 25	-	-	3.05
Band 0	-	-	3.27
Total	$856,408	347,120

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,408
Mortality & expense charges			(10,809)
Net investment income (loss)			7,599

Gain (loss) on investments:
Net realized gain (loss)			(52,551)
Realized gain distributions			39,163
Net change in unrealized appreciation (depreciation)			50,238
Net gain (loss)			36,850

Increase (decrease) in net assets from operations			$44,449

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,599	$20,037
Net realized gain (loss)		(52,551)	(18,748)
Realized gain distributions		39,163	1,119
Net change in unrealized appreciation (depreciation)		50,238	142,223

Increase (decrease) in net assets from operations		44,449	144,631

Contract owner transactions:
Proceeds from units sold		89,571	173,322
Cost of units redeemed		(965,305)	(212,073)
Account charges		(440)	(815)
Increase (decrease)		(876,174)	(39,566)
Net increase (decrease)		(831,725)	105,065
Net assets, beginning		1,688,133	1,583,068
Net assets, ending		$856,408	$1,688,133

Units sold		37,442	79,131
Units redeemed		(418,370)	(96,909)
Net increase (decrease)		(380,928)	(17,778)
Units outstanding, beginning		728,048	745,826
Units outstanding, ending		347,120	728,048

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,046,266
Cost of units redeemed/account charges			(44,298,522)
Net investment income (loss)			241,805
Net realized gain (loss)			411,028
Realized gain distributions			4,468,813
Net change in unrealized appreciation (depreciation)			(12,982)
Net assets			$856,408

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.47	347	$856	1.25%	6.4%	12/31/2024	$2.60	0	$0	1.00%	6.7%	12/31/2024	$2.74	0	$0	0.75%	6.9%
12/31/2023	2.32	728	1,688	1.25%	9.2%	12/31/2023	2.44	0	0	1.00%	9.5%	12/31/2023	2.57	0	0	0.75%	9.8%
12/31/2022	2.12	746	1,583	1.25%	-14.1%	12/31/2022	2.23	0	0	1.00%	-13.9%	12/31/2022	2.34	0	0	0.75%	-13.7%
12/31/2021	2.47	796	1,968	1.25%	8.0%	12/31/2021	2.59	0	0	1.00%	8.3%	12/31/2021	2.71	0	0	0.75%	8.5%
12/31/2020	2.29	955	2,185	1.25%	11.9%	12/31/2020	2.39	0	0	1.00%	12.2%	12/31/2020	2.49	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	0	$0	0.50%	7.2%	12/31/2024	$3.05	0	$0	0.25%	7.5%	12/31/2024	$3.27	0	$0	0.00%	7.7%
12/31/2023	2.70	0	0	0.50%	10.1%	12/31/2023	2.84	0	0	0.25%	10.3%	12/31/2023	3.04	0	0	0.00%	10.6%
12/31/2022	2.45	0	0	0.50%	-13.4%	12/31/2022	2.57	0	0	0.25%	-13.2%	12/31/2022	2.75	0	0	0.00%	-13.0%
12/31/2021	2.83	0	0	0.50%	8.8%	12/31/2021	2.97	0	0	0.25%	9.1%	12/31/2021	3.16	0	0	0.00%	9.4%
12/31/2020	2.60	0	0	0.50%	12.8%	12/31/2020	2.72	0	0	0.25%	13.1%	12/31/2020	2.89	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.5%
2022	2.1%
2021	1.4%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund Investor Class - 06-490

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,416,350	$5,185,953	849,329
Receivables: investments sold	2,372
Payables: investments purchased	-
Net assets	$5,418,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,418,722	1,655,556	$3.27
Band 100	-	-	3.45
Band 75	-	-	3.64
Band 50	-	-	3.84
Band 25	-	-	4.05
Band 0	-	-	4.34
Total	$5,418,722	1,655,556

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$116,494
Mortality & expense charges			(65,740)
Net investment income (loss)			50,754

Gain (loss) on investments:
Net realized gain (loss)			(135,246)
Realized gain distributions			180,623
Net change in unrealized appreciation (depreciation)			284,242
Net gain (loss)			329,619

Increase (decrease) in net assets from operations			$380,373

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,754	$97,553
Net realized gain (loss)		(135,246)	(79,395)
Realized gain distributions		180,623	-
Net change in unrealized appreciation (depreciation)		284,242	1,143,511

Increase (decrease) in net assets from operations		380,373	1,161,669

Contract owner transactions:
Proceeds from units sold		871,950	1,212,243
Cost of units redeemed		(7,008,041)	(1,196,628)
Account charges		(4,409)	(4,515)
Increase (decrease)		(6,140,500)	11,100
Net increase (decrease)		(5,760,127)	1,172,769
Net assets, beginning		11,178,849	10,006,080
Net assets, ending		$5,418,722	$11,178,849

Units sold		279,366	436,125
Units redeemed		(2,350,175)	(435,177)
Net increase (decrease)		(2,070,809)	948
Units outstanding, beginning		3,726,365	3,725,417
Units outstanding, ending		1,655,556	3,726,365

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$234,930,556
Cost of units redeemed/account charges			(274,808,271)
Net investment income (loss)			996,002
Net realized gain (loss)			450,662
Realized gain distributions			43,619,376
Net change in unrealized appreciation (depreciation)			230,397
Net assets			$5,418,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.27	1,656	$5,419	1.25%	9.1%	12/31/2024	$3.45	0	$0	1.00%	9.4%	12/31/2024	$3.64	0	$0	0.75%	9.7%
12/31/2023	3.00	3,726	11,179	1.25%	11.7%	12/31/2023	3.16	0	0	1.00%	12.0%	12/31/2023	3.32	0	0	0.75%	12.3%
12/31/2022	2.69	3,725	10,006	1.25%	-15.7%	12/31/2022	2.82	0	0	1.00%	-15.5%	12/31/2022	2.96	0	0	0.75%	-15.3%
12/31/2021	3.19	3,817	12,165	1.25%	10.8%	12/31/2021	3.34	0	0	1.00%	11.1%	12/31/2021	3.49	0	0	0.75%	11.4%
12/31/2020	2.88	3,991	11,473	1.25%	14.8%	12/31/2020	3.00	0	0	1.00%	15.1%	12/31/2020	3.13	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.84	0	$0	0.50%	9.9%	12/31/2024	$4.05	0	$0	0.25%	10.2%	12/31/2024	$4.34	0	$0	0.00%	10.5%
12/31/2023	3.49	0	0	0.50%	12.5%	12/31/2023	3.67	0	0	0.25%	12.8%	12/31/2023	3.93	0	0	0.00%	13.1%
12/31/2022	3.10	0	0	0.50%	-15.1%	12/31/2022	3.26	0	0	0.25%	-14.9%	12/31/2022	3.47	0	0	0.00%	-14.7%
12/31/2021	3.65	0	0	0.50%	11.7%	12/31/2021	3.83	0	0	0.25%	12.0%	12/31/2021	4.07	0	0	0.00%	12.2%
12/31/2020	3.27	0	0	0.50%	15.6%	12/31/2020	3.42	0	0	0.25%	15.9%	12/31/2020	3.63	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.1%
2022	1.3%
2021	1.4%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opp Fund Investor Class - 06-3VG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$68
Mortality & expense charges			(358)
Net investment income (loss)			(290)

Gain (loss) on investments:
Net realized gain (loss)			(9,132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,858
Net gain (loss)			726

Increase (decrease) in net assets from operations			$436

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(290)	$(280)
Net realized gain (loss)		(9,132)	(187)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,858	2,425

Increase (decrease) in net assets from operations		436	1,958

Contract owner transactions:
Proceeds from units sold		5,276	3,977
Cost of units redeemed		(36,078)	-
Account charges		(131)	(141)
Increase (decrease)		(30,933)	3,836
Net increase (decrease)		(30,497)	5,794
Net assets, beginning		30,498	24,704
Net assets, ending		$1	$30,498

Units sold		4,544	3,651
Units redeemed		(31,437)	(127)
Net increase (decrease)		(26,893)	3,524
Units outstanding, beginning		26,894	23,370
Units outstanding, ending		1	26,894

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,712
Cost of units redeemed/account charges			(36,615)
Net investment income (loss)			(1,077)
Net realized gain (loss)			(9,489)
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	0.0%	12/31/2024	$1.15	0	$0	1.00%	0.3%	12/31/2024	$1.17	0	$0	0.75%	0.5%
12/31/2023	1.13	27	30	1.25%	7.3%	12/31/2023	1.15	0	0	1.00%	7.5%	12/31/2023	1.16	0	0	0.75%	7.8%
12/31/2022	1.06	23	25	1.25%	-31.1%	12/31/2022	1.07	0	0	1.00%	-30.9%	12/31/2022	1.08	0	0	0.75%	-30.7%
12/31/2021	1.53	20	31	1.25%	4.1%	12/31/2021	1.54	0	0	1.00%	4.4%	12/31/2021	1.56	0	0	0.75%	4.6%
12/31/2020	1.47	0	0	1.25%	29.5%	12/31/2020	1.48	0	0	1.00%	29.8%	12/31/2020	1.49	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	0.8%	12/31/2024	$1.20	0	$0	0.25%	1.1%	12/31/2024	$1.22	0	$0	0.00%	1.3%
12/31/2023	1.18	0	0	0.50%	8.1%	12/31/2023	1.19	0	0	0.25%	8.4%	12/31/2023	1.20	0	0	0.00%	8.6%
12/31/2022	1.09	0	0	0.50%	-30.5%	12/31/2022	1.10	0	0	0.25%	-30.4%	12/31/2022	1.11	0	0	0.00%	-30.2%
12/31/2021	1.57	0	0	0.50%	4.9%	12/31/2021	1.58	0	0	0.25%	5.1%	12/31/2021	1.59	0	0	0.00%	5.4%
12/31/2020	1.49	0	0	0.50%	30.4%	12/31/2020	1.50	0	0	0.25%	30.8%	12/31/2020	1.51	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.2%
2022	0.0%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opportunities Fund A Class - 06-3VH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,683	$36,915	3,958
Receivables: investments sold	2,058
Payables: investments purchased	-
Net assets	$35,741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,741	31,979	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$35,741	31,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(426)
Net investment income (loss)			(426)

Gain (loss) on investments:
Net realized gain (loss)			(201)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			524
Net gain (loss)			323

Increase (decrease) in net assets from operations			$(103)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(426)	$(441)
Net realized gain (loss)		(201)	(2,770)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		524	5,722

Increase (decrease) in net assets from operations		(103)	2,511

Contract owner transactions:
Proceeds from units sold		3,582	4,136
Cost of units redeemed		(1,525)	(15,254)
Account charges		-	-
Increase (decrease)		2,057	(11,118)
Net increase (decrease)		1,954	(8,607)
Net assets, beginning		33,787	42,394
Net assets, ending		$35,741	$33,787

Units sold		3,177	3,747
Units redeemed		(1,351)	(14,085)
Net increase (decrease)		1,826	(10,338)
Units outstanding, beginning		30,153	40,491
Units outstanding, ending		31,979	30,153

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$65,525
Cost of units redeemed/account charges			(33,578)
Net investment income (loss)			(2,649)
Net realized gain (loss)			(291)
Realized gain distributions			9,966
Net change in unrealized appreciation (depreciation)			(3,232)
Net assets			$35,741

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	32	$36	1.25%	-0.3%	12/31/2024	$1.13	0	$0	1.00%	0.0%	12/31/2024	$1.15	0	$0	0.75%	0.2%
12/31/2023	1.12	30	34	1.25%	7.0%	12/31/2023	1.13	0	0	1.00%	7.3%	12/31/2023	1.15	0	0	0.75%	7.6%
12/31/2022	1.05	40	42	1.25%	-31.2%	12/31/2022	1.06	0	0	1.00%	-31.1%	12/31/2022	1.07	0	0	0.75%	-30.9%
12/31/2021	1.52	38	58	1.25%	3.9%	12/31/2021	1.53	0	0	1.00%	4.2%	12/31/2021	1.54	0	0	0.75%	4.4%
12/31/2020	1.47	35	51	1.25%	29.1%	12/31/2020	1.47	0	0	1.00%	29.5%	12/31/2020	1.48	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	0.5%	12/31/2024	$1.19	0	$0	0.25%	0.8%	12/31/2024	$1.20	0	$0	0.00%	1.0%
12/31/2023	1.16	0	0	0.50%	7.8%	12/31/2023	1.18	0	0	0.25%	8.1%	12/31/2023	1.19	0	0	0.00%	8.4%
12/31/2022	1.08	0	0	0.50%	-30.7%	12/31/2022	1.09	0	0	0.25%	-30.6%	12/31/2022	1.10	0	0	0.00%	-30.4%
12/31/2021	1.56	0	0	0.50%	4.7%	12/31/2021	1.57	0	0	0.25%	4.9%	12/31/2021	1.58	0	0	0.00%	5.2%
12/31/2020	1.49	0	0	0.50%	30.1%	12/31/2020	1.49	0	0	0.25%	30.4%	12/31/2020	1.50	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2015 R6 Class - 06-66V (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	5.7%	12/31/2024	$1.00	0	$0	1.00%	6.0%	12/31/2024	$1.01	0	$0	0.75%	6.2%
12/31/2023	0.94	0	0	1.25%	9.7%	12/31/2023	0.95	0	0	1.00%	9.9%	12/31/2023	0.95	0	0	0.75%	10.2%
12/31/2022	0.86	0	0	1.25%	-13.6%	12/31/2022	0.86	0	0	1.00%	-13.3%	12/31/2022	0.86	0	0	0.75%	-13.1%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	1.00	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	6.5%	12/31/2024	$1.03	0	$0	0.25%	6.8%	12/31/2024	$1.04	0	$0	0.00%	7.0%
12/31/2023	0.96	0	0	0.50%	10.5%	12/31/2023	0.96	0	0	0.25%	10.8%	12/31/2023	0.97	0	0	0.00%	11.0%
12/31/2022	0.87	0	0	0.50%	-12.9%	12/31/2022	0.87	0	0	0.25%	-12.7%	12/31/2022	0.87	0	0	0.00%	-12.5%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2020 R6 Class - 06-66W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(43)
Net investment income (loss)			(43)

Gain (loss) on investments:
Net realized gain (loss)			472
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(239)
Net gain (loss)			233

Increase (decrease) in net assets from operations			$190

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43)	$97
Net realized gain (loss)		472	(66)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(239)	271

Increase (decrease) in net assets from operations		190	302

Contract owner transactions:
Proceeds from units sold		1,715	13,766
Cost of units redeemed		(9,376)	(7,096)
Account charges		(92)	(100)
Increase (decrease)		(7,753)	6,570
Net increase (decrease)		(7,563)	6,872
Net assets, beginning		7,563	691
Net assets, ending		$-	$7,563

Units sold		1,816	15,487
Units redeemed		(9,863)	(8,247)
Net increase (decrease)		(8,047)	7,240
Units outstanding, beginning		8,047	807
Units outstanding, ending		-	8,047

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,183
Cost of units redeemed/account charges			(16,664)
Net investment income (loss)			75
Net realized gain (loss)			406
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	5.9%	12/31/2024	$1.00	0	$0	1.00%	6.2%	12/31/2024	$1.01	0	$0	0.75%	6.4%
12/31/2023	0.94	8	8	1.25%	9.8%	12/31/2023	0.94	0	0	1.00%	10.1%	12/31/2023	0.95	0	0	0.75%	10.4%
12/31/2022	0.86	1	1	1.25%	-14.0%	12/31/2022	0.86	0	0	1.00%	-13.7%	12/31/2022	0.86	0	0	0.75%	-13.5%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	6.7%	12/31/2024	$1.03	0	$0	0.25%	7.0%	12/31/2024	$1.03	0	$0	0.00%	7.2%
12/31/2023	0.95	0	0	0.50%	10.6%	12/31/2023	0.96	0	0	0.25%	10.9%	12/31/2023	0.96	0	0	0.00%	11.2%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.87	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	4.4%
2022	6.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2025 R6 Class - 06-66X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,987	$134,077	14,019
Receivables: investments sold	-
Payables: investments purchased	(176)
Net assets	$137,811

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,811	137,573	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$137,811	137,573

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,761
Mortality & expense charges			(1,424)
Net investment income (loss)			3,337

Gain (loss) on investments:
Net realized gain (loss)			1,957
Realized gain distributions			790
Net change in unrealized appreciation (depreciation)			900
Net gain (loss)			3,647

Increase (decrease) in net assets from operations			$6,984

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,337	$1,384
Net realized gain (loss)		1,957	(8)
Realized gain distributions		790	-
Net change in unrealized appreciation (depreciation)		900	3,355

Increase (decrease) in net assets from operations		6,984	4,731

Contract owner transactions:
Proceeds from units sold		70,328	63,665
Cost of units redeemed		(13,711)	-
Account charges		(883)	(384)
Increase (decrease)		55,734	63,281
Net increase (decrease)		62,718	68,012
Net assets, beginning		75,093	7,081
Net assets, ending		$137,811	$75,093

Units sold		71,934	72,033
Units redeemed		(14,310)	(426)
Net increase (decrease)		57,624	71,607
Units outstanding, beginning		79,949	8,342
Units outstanding, ending		137,573	79,949

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$141,192
Cost of units redeemed/account charges			(14,978)
Net investment income (loss)			4,928
Net realized gain (loss)			1,949
Realized gain distributions			810
Net change in unrealized appreciation (depreciation)			3,910
Net assets			$137,811

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	138	$138	1.25%	6.7%	12/31/2024	$1.01	0	$0	1.00%	6.9%	12/31/2024	$1.02	0	$0	0.75%	7.2%
12/31/2023	0.94	80	75	1.25%	10.6%	12/31/2023	0.94	0	0	1.00%	10.9%	12/31/2023	0.95	0	0	0.75%	11.2%
12/31/2022	0.85	8	7	1.25%	-14.5%	12/31/2022	0.85	0	0	1.00%	-14.3%	12/31/2022	0.85	0	0	0.75%	-14.1%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	7.5%	12/31/2024	$1.03	0	$0	0.25%	7.7%	12/31/2024	$1.04	0	$0	0.00%	8.0%
12/31/2023	0.95	0	0	0.50%	11.5%	12/31/2023	0.96	0	0	0.25%	11.8%	12/31/2023	0.96	0	0	0.00%	12.0%
12/31/2022	0.86	0	0	0.50%	-13.8%	12/31/2022	0.86	0	0	0.25%	-13.6%	12/31/2022	0.86	0	0	0.00%	-13.4%
12/31/2021	0.99	0	0	0.50%	-0.6%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	4.6%
2022	6.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2030 R6 Class - 06-66Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,932	$57,225	5,967
Receivables: investments sold	-
Payables: investments purchased	(76)
Net assets	$59,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,856	59,356	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$59,856	59,356

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,842
Mortality & expense charges			(605)
Net investment income (loss)			1,237

Gain (loss) on investments:
Net realized gain (loss)			726
Realized gain distributions			116
Net change in unrealized appreciation (depreciation)			1,125
Net gain (loss)			1,967

Increase (decrease) in net assets from operations			$3,204

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,237	$545
Net realized gain (loss)		726	(3)
Realized gain distributions		116	-
Net change in unrealized appreciation (depreciation)		1,125	1,796

Increase (decrease) in net assets from operations		3,204	2,338

Contract owner transactions:
Proceeds from units sold		28,753	26,882
Cost of units redeemed		(4,842)	-
Account charges		(403)	(178)
Increase (decrease)		23,508	26,704
Net increase (decrease)		26,712	29,042
Net assets, beginning		33,144	4,102
Net assets, ending		$59,856	$33,144

Units sold		29,220	30,612
Units redeemed		(5,163)	(199)
Net increase (decrease)		24,057	30,413
Units outstanding, beginning		35,299	4,886
Units outstanding, ending		59,356	35,299

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,808
Cost of units redeemed/account charges			(5,423)
Net investment income (loss)			1,894
Net realized gain (loss)			723
Realized gain distributions			147
Net change in unrealized appreciation (depreciation)			2,707
Net assets			$59,856

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	59	$60	1.25%	7.4%	12/31/2024	$1.02	0	$0	1.00%	7.7%	12/31/2024	$1.02	0	$0	0.75%	7.9%
12/31/2023	0.94	35	33	1.25%	11.8%	12/31/2023	0.94	0	0	1.00%	12.1%	12/31/2023	0.95	0	0	0.75%	12.4%
12/31/2022	0.84	5	4	1.25%	-15.3%	12/31/2022	0.84	0	0	1.00%	-15.1%	12/31/2022	0.84	0	0	0.75%	-14.9%
12/31/2021	0.99	0	0	1.25%	-0.9%	12/31/2021	0.99	0	0	1.00%	-0.8%	12/31/2021	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	8.2%	12/31/2024	$1.04	0	$0	0.25%	8.5%	12/31/2024	$1.05	0	$0	0.00%	8.8%
12/31/2023	0.95	0	0	0.50%	12.7%	12/31/2023	0.96	0	0	0.25%	13.0%	12/31/2023	0.96	0	0	0.00%	13.2%
12/31/2022	0.85	0	0	0.50%	-14.7%	12/31/2022	0.85	0	0	0.25%	-14.5%	12/31/2022	0.85	0	0	0.00%	-14.3%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.7%	12/31/2021	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	4.2%
2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2035 R6 Class - 06-67C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,421	$43,655	4,349
Receivables: investments sold	-
Payables: investments purchased	(56)
Net assets	$44,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,365	43,581	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$44,365	43,581

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,262
Mortality & expense charges			(523)
Net investment income (loss)			739

Gain (loss) on investments:
Net realized gain (loss)			3,202
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(303)
Net gain (loss)			2,899

Increase (decrease) in net assets from operations			$3,638

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$739	$392
Net realized gain (loss)		3,202	47
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(303)	1,207

Increase (decrease) in net assets from operations		3,638	1,646

Contract owner transactions:
Proceeds from units sold		43,095	50,634
Cost of units redeemed		(24,449)	(32,120)
Account charges		(337)	(235)
Increase (decrease)		18,309	18,279
Net increase (decrease)		21,947	19,925
Net assets, beginning		22,418	2,493
Net assets, ending		$44,365	$22,418

Units sold		44,082	58,602
Units redeemed		(24,502)	(37,613)
Net increase (decrease)		19,580	20,989
Units outstanding, beginning		24,001	3,012
Units outstanding, ending		43,581	24,001

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$96,270
Cost of units redeemed/account charges			(57,141)
Net investment income (loss)			1,199
Net realized gain (loss)			3,249
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			766
Net assets			$44,365

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	44	$44	1.25%	9.0%	12/31/2024	$1.03	0	$0	1.00%	9.3%	12/31/2024	$1.03	0	$0	0.75%	9.5%
12/31/2023	0.93	24	22	1.25%	12.8%	12/31/2023	0.94	0	0	1.00%	13.1%	12/31/2023	0.94	0	0	0.75%	13.4%
12/31/2022	0.83	3	2	1.25%	-16.3%	12/31/2022	0.83	0	0	1.00%	-16.1%	12/31/2022	0.83	0	0	0.75%	-15.9%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.1%	12/31/2021	0.99	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	9.8%	12/31/2024	$1.05	0	$0	0.25%	10.1%	12/31/2024	$1.06	0	$0	0.00%	10.4%
12/31/2023	0.95	0	0	0.50%	13.7%	12/31/2023	0.95	0	0	0.25%	14.0%	12/31/2023	0.96	0	0	0.00%	14.3%
12/31/2022	0.83	0	0	0.50%	-15.6%	12/31/2022	0.84	0	0	0.25%	-15.4%	12/31/2022	0.84	0	0	0.00%	-15.2%
12/31/2021	0.99	0	0	0.50%	-1.0%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	4.4%
2022	5.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2040 R6 Class - 06-67F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,157	$229,363	24,886
Receivables: investments sold	-
Payables: investments purchased	(331)
Net assets	$256,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,826	249,153	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$256,826	249,153

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,427
Mortality & expense charges			(3,166)
Net investment income (loss)			4,261

Gain (loss) on investments:
Net realized gain (loss)			4,856
Realized gain distributions			2,918
Net change in unrealized appreciation (depreciation)			12,994
Net gain (loss)			20,768

Increase (decrease) in net assets from operations			$25,029

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,261	$3,376
Net realized gain (loss)		4,856	55
Realized gain distributions		2,918	-
Net change in unrealized appreciation (depreciation)		12,994	14,847

Increase (decrease) in net assets from operations		25,029	18,278

Contract owner transactions:
Proceeds from units sold		39,533	201,229
Cost of units redeemed		(25,141)	-
Account charges		(1,813)	(1,213)
Increase (decrease)		12,579	200,016
Net increase (decrease)		37,608	218,294
Net assets, beginning		219,218	924
Net assets, ending		$256,826	$219,218

Units sold		40,156	235,213
Units redeemed		(25,979)	(1,363)
Net increase (decrease)		14,177	233,850
Units outstanding, beginning		234,976	1,126
Units outstanding, ending		249,153	234,976

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$241,703
Cost of units redeemed/account charges			(28,167)
Net investment income (loss)			7,659
Net realized gain (loss)			4,911
Realized gain distributions			2,926
Net change in unrealized appreciation (depreciation)			27,794
Net assets			$256,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	249	$257	1.25%	10.5%	12/31/2024	$1.04	0	$0	1.00%	10.8%	12/31/2024	$1.05	0	$0	0.75%	11.0%
12/31/2023	0.93	235	219	1.25%	13.7%	12/31/2023	0.94	0	0	1.00%	14.0%	12/31/2023	0.94	0	0	0.75%	14.3%
12/31/2022	0.82	1	1	1.25%	-16.9%	12/31/2022	0.82	0	0	1.00%	-16.7%	12/31/2022	0.82	0	0	0.75%	-16.5%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.2%	12/31/2021	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	11.3%	12/31/2024	$1.06	0	$0	0.25%	11.6%	12/31/2024	$1.07	0	$0	0.00%	11.9%
12/31/2023	0.95	0	0	0.50%	14.6%	12/31/2023	0.95	0	0	0.25%	14.9%	12/31/2023	0.96	0	0	0.00%	15.1%
12/31/2022	0.83	0	0	0.50%	-16.3%	12/31/2022	0.83	0	0	0.25%	-16.1%	12/31/2022	0.83	0	0	0.00%	-15.9%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	4.5%
2022	4.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2045 R6 Class - 06-67G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$392,634	$350,020	37,381
Receivables: investments sold	-
Payables: investments purchased	(503)
Net assets	$392,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$392,131	375,046	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$392,131	375,046

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,441
Mortality & expense charges			(4,296)
Net investment income (loss)			6,145

Gain (loss) on investments:
Net realized gain (loss)			721
Realized gain distributions			6,894
Net change in unrealized appreciation (depreciation)			23,641
Net gain (loss)			31,256

Increase (decrease) in net assets from operations			$37,401

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,145	$4,003
Net realized gain (loss)		721	427
Realized gain distributions		6,894	610
Net change in unrealized appreciation (depreciation)		23,641	19,381

Increase (decrease) in net assets from operations		37,401	24,421

Contract owner transactions:
Proceeds from units sold		75,103	256,935
Cost of units redeemed		24	(5,444)
Account charges		(2,500)	(1,635)
Increase (decrease)		72,627	249,856
Net increase (decrease)		110,028	274,277
Net assets, beginning		282,103	7,826
Net assets, ending		$392,131	$282,103

Units sold		75,075	308,835
Units redeemed		(2,455)	(16,011)
Net increase (decrease)		72,620	292,824
Units outstanding, beginning		302,426	9,602
Units outstanding, ending		375,046	302,426

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$340,013
Cost of units redeemed/account charges			(9,555)
Net investment income (loss)			10,327
Net realized gain (loss)			1,148
Realized gain distributions			7,584
Net change in unrealized appreciation (depreciation)			42,614
Net assets			$392,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	375	$392	1.25%	12.1%	12/31/2024	$1.05	0	$0	1.00%	12.4%	12/31/2024	$1.06	0	$0	0.75%	12.7%
12/31/2023	0.93	302	282	1.25%	14.4%	12/31/2023	0.94	0	0	1.00%	14.7%	12/31/2023	0.94	0	0	0.75%	15.0%
12/31/2022	0.82	10	8	1.25%	-17.3%	12/31/2022	0.82	0	0	1.00%	-17.1%	12/31/2022	0.82	0	0	0.75%	-16.9%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	12.9%	12/31/2024	$1.08	0	$0	0.25%	13.2%	12/31/2024	$1.09	0	$0	0.00%	13.5%
12/31/2023	0.95	0	0	0.50%	15.3%	12/31/2023	0.95	0	0	0.25%	15.6%	12/31/2023	0.96	0	0	0.00%	15.9%
12/31/2022	0.82	0	0	0.50%	-16.7%	12/31/2022	0.82	0	0	0.25%	-16.5%	12/31/2022	0.83	0	0	0.00%	-16.2%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	4.3%
2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2050 R6 Class - 06-67H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,660	$64,619	6,465
Receivables: investments sold	-
Payables: investments purchased	(89)
Net assets	$69,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,571	65,818	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$69,571	65,818

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,699
Mortality & expense charges			(658)
Net investment income (loss)			1,041

Gain (loss) on investments:
Net realized gain (loss)			1,267
Realized gain distributions			632
Net change in unrealized appreciation (depreciation)			2,982
Net gain (loss)			4,881

Increase (decrease) in net assets from operations			$5,922

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,041	$516
Net realized gain (loss)		1,267	133
Realized gain distributions		632	144
Net change in unrealized appreciation (depreciation)		2,982	2,168

Increase (decrease) in net assets from operations		5,922	2,961

Contract owner transactions:
Proceeds from units sold		35,323	34,207
Cost of units redeemed		(7,802)	(2,590)
Account charges		(402)	(174)
Increase (decrease)		27,119	31,443
Net increase (decrease)		33,041	34,404
Net assets, beginning		36,530	2,126
Net assets, ending		$69,571	$36,530

Units sold		34,759	39,583
Units redeemed		(8,012)	(3,129)
Net increase (decrease)		26,747	36,454
Units outstanding, beginning		39,071	2,617
Units outstanding, ending		65,818	39,071

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$71,699
Cost of units redeemed/account charges			(10,968)
Net investment income (loss)			1,602
Net realized gain (loss)			1,400
Realized gain distributions			797
Net change in unrealized appreciation (depreciation)			5,041
Net assets			$69,571

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	66	$70	1.25%	13.1%	12/31/2024	$1.07	0	$0	1.00%	13.3%	12/31/2024	$1.07	0	$0	0.75%	13.6%
12/31/2023	0.93	39	37	1.25%	15.1%	12/31/2023	0.94	0	0	1.00%	15.4%	12/31/2023	0.94	0	0	0.75%	15.7%
12/31/2022	0.81	3	2	1.25%	-17.5%	12/31/2022	0.81	0	0	1.00%	-17.3%	12/31/2022	0.82	0	0	0.75%	-17.1%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	13.9%	12/31/2024	$1.09	0	$0	0.25%	14.2%	12/31/2024	$1.10	0	$0	0.00%	14.5%
12/31/2023	0.95	0	0	0.50%	15.9%	12/31/2023	0.95	0	0	0.25%	16.2%	12/31/2023	0.96	0	0	0.00%	16.5%
12/31/2022	0.82	0	0	0.50%	-16.9%	12/31/2022	0.82	0	0	0.25%	-16.7%	12/31/2022	0.82	0	0	0.00%	-16.4%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.4%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.9%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2055 R6 Class - 06-67J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	13.6%	12/31/2024	$1.07	0	$0	1.00%	13.8%	12/31/2024	$1.08	0	$0	0.75%	14.1%
12/31/2023	0.94	0	0	1.25%	15.5%	12/31/2023	0.94	0	0	1.00%	15.8%	12/31/2023	0.95	0	0	0.75%	16.1%
12/31/2022	0.81	0	0	1.25%	-17.6%	12/31/2022	0.81	0	0	1.00%	-17.4%	12/31/2022	0.82	0	0	0.75%	-17.2%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	14.4%	12/31/2024	$1.10	0	$0	0.25%	14.7%	12/31/2024	$1.11	0	$0	0.00%	15.0%
12/31/2023	0.95	0	0	0.50%	16.4%	12/31/2023	0.96	0	0	0.25%	16.6%	12/31/2023	0.96	0	0	0.00%	16.9%
12/31/2022	0.82	0	0	0.50%	-17.0%	12/31/2022	0.82	0	0	0.25%	-16.8%	12/31/2022	0.82	0	0	0.00%	-16.6%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2060 R6 Class - 06-67K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,689	$10,566	1,059
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$11,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,675	10,902	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$11,675	10,902

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$258
Mortality & expense charges			(109)
Net investment income (loss)			149

Gain (loss) on investments:
Net realized gain (loss)			19
Realized gain distributions			116
Net change in unrealized appreciation (depreciation)			764
Net gain (loss)			899

Increase (decrease) in net assets from operations			$1,048

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$149	$74
Net realized gain (loss)		19	-
Realized gain distributions		116	21
Net change in unrealized appreciation (depreciation)		764	383

Increase (decrease) in net assets from operations		1,048	478

Contract owner transactions:
Proceeds from units sold		5,079	4,660
Cost of units redeemed		2	-
Account charges		(66)	(28)
Increase (decrease)		5,015	4,632
Net increase (decrease)		6,063	5,110
Net assets, beginning		5,612	502
Net assets, ending		$11,675	$5,612

Units sold		4,988	5,389
Units redeemed		(64)	(31)
Net increase (decrease)		4,924	5,358
Units outstanding, beginning		5,978	620
Units outstanding, ending		10,902	5,978

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,252
Cost of units redeemed/account charges			(92)
Net investment income (loss)			232
Net realized gain (loss)			19
Realized gain distributions			141
Net change in unrealized appreciation (depreciation)			1,123
Net assets			$11,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	11	$12	1.25%	14.1%	12/31/2024	$1.08	0	$0	1.00%	14.4%	12/31/2024	$1.09	0	$0	0.75%	14.6%
12/31/2023	0.94	6	6	1.25%	16.0%	12/31/2023	0.94	0	0	1.00%	16.3%	12/31/2023	0.95	0	0	0.75%	16.6%
12/31/2022	0.81	1	1	1.25%	-17.8%	12/31/2022	0.81	0	0	1.00%	-17.6%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	14.9%	12/31/2024	$1.10	0	$0	0.25%	15.2%	12/31/2024	$1.11	0	$0	0.00%	15.5%
12/31/2023	0.95	0	0	0.50%	16.9%	12/31/2023	0.96	0	0	0.25%	17.1%	12/31/2023	0.96	0	0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	3.6%
2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2065 R6 Class - 06-67M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,785	$11,837	1,154
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$12,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,769	11,929	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$12,769	11,929

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$277
Mortality & expense charges			(97)
Net investment income (loss)			180

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			660
Net gain (loss)			677

Increase (decrease) in net assets from operations			$857

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$180	$58
Net realized gain (loss)		17	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		660	311

Increase (decrease) in net assets from operations		857	369

Contract owner transactions:
Proceeds from units sold		7,617	3,622
Cost of units redeemed		4	-
Account charges		(62)	(21)
Increase (decrease)		7,559	3,601
Net increase (decrease)		8,416	3,970
Net assets, beginning		4,353	383
Net assets, ending		$12,769	$4,353

Units sold		7,349	4,192
Units redeemed		(61)	(24)
Net increase (decrease)		7,288	4,168
Units outstanding, beginning		4,641	473
Units outstanding, ending		11,929	4,641

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,630
Cost of units redeemed/account charges			(79)
Net investment income (loss)			246
Net realized gain (loss)			17
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			948
Net assets			$12,769

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	12	$13	1.25%	14.1%	12/31/2024	$1.08	0	$0	1.00%	14.4%	12/31/2024	$1.09	0	$0	0.75%	14.7%
12/31/2023	0.94	5	4	1.25%	15.9%	12/31/2023	0.94	0	0	1.00%	16.2%	12/31/2023	0.95	0	0	0.75%	16.5%
12/31/2022	0.81	0	0	1.25%	-17.7%	12/31/2022	0.81	0	0	1.00%	-17.5%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.7%	12/31/2021	0.98	0	0	1.00%	-1.6%	12/31/2021	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	15.0%	12/31/2024	$1.10	0	$0	0.25%	15.3%	12/31/2024	$1.11	0	$0	0.00%	15.6%
12/31/2023	0.95	0	0	0.50%	16.8%	12/31/2023	0.96	0	0	0.25%	17.1%	12/31/2023	0.96	0	0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.98	0	0	0.25%	-1.5%	12/31/2021	0.98	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.6%
2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 R6 Class - 06-63X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,162,028	$1,138,645	91,842
Receivables: investments sold	-
Payables: investments purchased	(7,574)
Net assets	$1,154,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,154,454	1,086,835	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$1,154,454	1,086,835

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,001
Mortality & expense charges			(18,253)
Net investment income (loss)			7,748

Gain (loss) on investments:
Net realized gain (loss)			170,608
Realized gain distributions			7,189
Net change in unrealized appreciation (depreciation)			(33,537)
Net gain (loss)			144,260

Increase (decrease) in net assets from operations			$152,008

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,748	$7,837
Net realized gain (loss)		170,608	(11,576)
Realized gain distributions		7,189	628
Net change in unrealized appreciation (depreciation)		(33,537)	77,864

Increase (decrease) in net assets from operations		152,008	74,753

Contract owner transactions:
Proceeds from units sold		1,582,649	772,936
Cost of units redeemed		(1,415,806)	(221,595)
Account charges		(2,095)	(701)
Increase (decrease)		164,748	550,640
Net increase (decrease)		316,756	625,393
Net assets, beginning		837,698	212,305
Net assets, ending		$1,154,454	$837,698

Units sold		1,564,780	883,726
Units redeemed		(1,359,042)	(259,841)
Net increase (decrease)		205,738	623,885
Units outstanding, beginning		881,097	257,212
Units outstanding, ending		1,086,835	881,097

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,653,907
Cost of units redeemed/account charges			(1,703,754)
Net investment income (loss)			18,059
Net realized gain (loss)			149,846
Realized gain distributions			13,013
Net change in unrealized appreciation (depreciation)			23,383
Net assets			$1,154,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	1,087	$1,154	1.25%	11.7%	12/31/2024	$1.07	0	$0	1.00%	12.0%	12/31/2024	$1.08	0	$0	0.75%	12.3%
12/31/2023	0.95	881	838	1.25%	15.2%	12/31/2023	0.96	0	0	1.00%	15.5%	12/31/2023	0.96	0	0	0.75%	15.8%
12/31/2022	0.83	257	212	1.25%	-18.5%	12/31/2022	0.83	0	0	1.00%	-18.3%	12/31/2022	0.83	0	0	0.75%	-18.1%
12/31/2021	1.01	14	14	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	12.6%	12/31/2024	$1.10	0	$0	0.25%	12.9%	12/31/2024	$1.11	0	$0	0.00%	13.1%
12/31/2023	0.97	0	0	0.50%	16.0%	12/31/2023	0.97	0	0	0.25%	16.3%	12/31/2023	0.98	0	0	0.00%	16.6%
12/31/2022	0.83	0	0	0.50%	-17.9%	12/31/2022	0.84	0	0	0.25%	-17.7%	12/31/2022	0.84	0	0	0.00%	-17.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	3.0%
2022	3.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 A Class - 06-63T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,290	$322,455	26,148
Receivables: investments sold	-
Payables: investments purchased	(1,870)
Net assets	$328,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328,420	315,202	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$328,420	315,202

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,480
Mortality & expense charges			(3,329)
Net investment income (loss)			2,151

Gain (loss) on investments:
Net realized gain (loss)			25,875
Realized gain distributions			2,055
Net change in unrealized appreciation (depreciation)			(5,217)
Net gain (loss)			22,713

Increase (decrease) in net assets from operations			$24,864

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,151	$1,046
Net realized gain (loss)		25,875	266
Realized gain distributions		2,055	150
Net change in unrealized appreciation (depreciation)		(5,217)	15,676

Increase (decrease) in net assets from operations		24,864	17,138

Contract owner transactions:
Proceeds from units sold		317,258	155,327
Cost of units redeemed		(210,789)	(41,489)
Account charges		(603)	(646)
Increase (decrease)		105,866	113,192
Net increase (decrease)		130,730	130,330
Net assets, beginning		197,690	67,360
Net assets, ending		$328,420	$197,690

Units sold		315,982	184,499
Units redeemed		(211,523)	(55,990)
Net increase (decrease)		104,459	128,509
Units outstanding, beginning		210,743	82,234
Units outstanding, ending		315,202	210,743

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$562,227
Cost of units redeemed/account charges			(273,126)
Net investment income (loss)			3,860
Net realized gain (loss)			23,768
Realized gain distributions			3,856
Net change in unrealized appreciation (depreciation)			7,835
Net assets			$328,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	315	$328	1.25%	11.1%	12/31/2024	$1.05	0	$0	1.00%	11.4%	12/31/2024	$1.06	0	$0	0.75%	11.6%
12/31/2023	0.94	211	198	1.25%	14.5%	12/31/2023	0.94	0	0	1.00%	14.8%	12/31/2023	0.95	0	0	0.75%	15.1%
12/31/2022	0.82	82	67	1.25%	-19.0%	12/31/2022	0.82	0	0	1.00%	-18.8%	12/31/2022	0.82	0	0	0.75%	-18.6%
12/31/2021	1.01	4	4	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	11.9%	12/31/2024	$1.08	0	$0	0.25%	12.2%	12/31/2024	$1.09	0	$0	0.00%	12.5%
12/31/2023	0.95	0	0	0.50%	15.4%	12/31/2023	0.96	0	0	0.25%	15.7%	12/31/2023	0.97	0	0	0.00%	16.0%
12/31/2022	0.83	0	0	0.50%	-18.4%	12/31/2022	0.83	0	0	0.25%	-18.2%	12/31/2022	0.83	0	0	0.00%	-18.0%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.0%
2022	2.5%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 Inv Class - 06-63N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$411,405	$399,392	32,762
Receivables: investments sold	415
Payables: investments purchased	-
Net assets	$411,820

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$411,820	391,926	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$411,820	391,926

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,806
Mortality & expense charges			(4,988)
Net investment income (loss)			2,818

Gain (loss) on investments:
Net realized gain (loss)			39,348
Realized gain distributions			2,549
Net change in unrealized appreciation (depreciation)			(2,289)
Net gain (loss)			39,608

Increase (decrease) in net assets from operations			$42,426

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,818	$1,438
Net realized gain (loss)		39,348	2,603
Realized gain distributions		2,549	172
Net change in unrealized appreciation (depreciation)		(2,289)	19,143

Increase (decrease) in net assets from operations		42,426	23,356

Contract owner transactions:
Proceeds from units sold		391,849	247,976
Cost of units redeemed		(251,732)	(146,722)
Account charges		(2,430)	(4,465)
Increase (decrease)		137,687	96,789
Net increase (decrease)		180,113	120,145
Net assets, beginning		231,707	111,562
Net assets, ending		$411,820	$231,707

Units sold		386,823	282,246
Units redeemed		(240,409)	(172,424)
Net increase (decrease)		146,414	109,822
Units outstanding, beginning		245,512	135,690
Units outstanding, ending		391,926	245,512

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$778,491
Cost of units redeemed/account charges			(428,812)
Net investment income (loss)			5,474
Net realized gain (loss)			39,265
Realized gain distributions			5,389
Net change in unrealized appreciation (depreciation)			12,013
Net assets			$411,820

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	392	$412	1.25%	11.3%	12/31/2024	$1.06	0	$0	1.00%	11.6%	12/31/2024	$1.07	0	$0	0.75%	11.9%
12/31/2023	0.94	246	232	1.25%	14.8%	12/31/2023	0.95	0	0	1.00%	15.1%	12/31/2023	0.95	0	0	0.75%	15.4%
12/31/2022	0.82	136	112	1.25%	-18.8%	12/31/2022	0.82	0	0	1.00%	-18.6%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	4	4	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	12.2%	12/31/2024	$1.09	0	$0	0.25%	12.5%	12/31/2024	$1.09	0	$0	0.00%	12.7%
12/31/2023	0.96	0	0	0.50%	15.6%	12/31/2023	0.97	0	0	0.25%	15.9%	12/31/2023	0.97	0	0	0.00%	16.2%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.1%
2022	3.0%
2021	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio Investor Class - 06-436

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,867,444	$3,617,325	229,126
Receivables: investments sold	-
Payables: investments purchased	(4,366)
Net assets	$3,863,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,863,078	1,534,267	$2.52
Band 100	-	-	2.61
Band 75	-	-	2.70
Band 50	-	-	2.79
Band 25	-	-	2.89
Band 0	-	-	2.99
Total	$3,863,078	1,534,267

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$73,362
Mortality & expense charges			(58,655)
Net investment income (loss)			14,707

Gain (loss) on investments:
Net realized gain (loss)			269,919
Realized gain distributions			77,250
Net change in unrealized appreciation (depreciation)			134,448
Net gain (loss)			481,617

Increase (decrease) in net assets from operations			$496,324

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,707	$13,402
Net realized gain (loss)		269,919	(171,373)
Realized gain distributions		77,250	-
Net change in unrealized appreciation (depreciation)		134,448	785,994

Increase (decrease) in net assets from operations		496,324	628,023

Contract owner transactions:
Proceeds from units sold		1,305,867	1,157,824
Cost of units redeemed		(2,269,986)	(2,590,586)
Account charges		(6,983)	(8,362)
Increase (decrease)		(971,102)	(1,441,124)
Net increase (decrease)		(474,778)	(813,101)
Net assets, beginning		4,337,856	5,150,957
Net assets, ending		$3,863,078	$4,337,856

Units sold		555,386	596,116
Units redeemed		(928,253)	(1,277,988)
Net increase (decrease)		(372,867)	(681,872)
Units outstanding, beginning		1,907,134	2,589,006
Units outstanding, ending		1,534,267	1,907,134

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$36,050,655
Cost of units redeemed/account charges			(37,929,490)
Net investment income (loss)			442,094
Net realized gain (loss)			2,428,403
Realized gain distributions			2,621,297
Net change in unrealized appreciation (depreciation)			250,119
Net assets			$3,863,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.52	1,534	$3,863	1.25%	10.7%	12/31/2024	$2.61	0	$0	1.00%	11.0%	12/31/2024	$2.70	0	$0	0.75%	11.3%
12/31/2023	2.27	1,907	4,338	1.25%	14.3%	12/31/2023	2.35	0	0	1.00%	14.6%	12/31/2023	2.42	0	0	0.75%	14.9%
12/31/2022	1.99	2,589	5,151	1.25%	-18.6%	12/31/2022	2.05	0	0	1.00%	-18.4%	12/31/2022	2.11	0	0	0.75%	-18.2%
12/31/2021	2.45	2,953	7,222	1.25%	12.5%	12/31/2021	2.51	0	0	1.00%	12.7%	12/31/2021	2.58	0	0	0.75%	13.0%
12/31/2020	2.17	6,324	13,751	1.25%	16.4%	12/31/2020	2.23	0	0	1.00%	16.7%	12/31/2020	2.28	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.79	0	$0	0.50%	11.5%	12/31/2024	$2.89	0	$0	0.25%	11.8%	12/31/2024	$2.99	0	$0	0.00%	12.1%
12/31/2023	2.50	0	0	0.50%	15.2%	12/31/2023	2.58	0	0	0.25%	15.5%	12/31/2023	2.67	0	0	0.00%	15.8%
12/31/2022	2.17	0	0	0.50%	-18.0%	12/31/2022	2.24	0	0	0.25%	-17.8%	12/31/2022	2.30	0	0	0.00%	-17.6%
12/31/2021	2.65	0	0	0.50%	13.3%	12/31/2021	2.72	0	0	0.25%	13.6%	12/31/2021	2.80	0	0	0.00%	13.9%
12/31/2020	2.34	0	0	0.50%	17.3%	12/31/2020	2.40	0	0	0.25%	17.6%	12/31/2020	2.46	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.4%
2022	1.2%
2021	2.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio A Class - 06-426

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,210,051	$10,721,231	824,634
Receivables: investments sold	-
Payables: investments purchased	(9,325)
Net assets	$10,200,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,631,071	3,518,474	$2.17
Band 100	2,569,655	1,139,279	2.26
Band 75	-	-	2.35
Band 50	-	-	2.44
Band 25	-	-	2.54
Band 0	-	-	2.64
Total	$10,200,726	4,657,753

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$250,203
Mortality & expense charges			(127,275)
Net investment income (loss)			122,928

Gain (loss) on investments:
Net realized gain (loss)			(96,799)
Realized gain distributions			133,795
Net change in unrealized appreciation (depreciation)			475,279
Net gain (loss)			512,275

Increase (decrease) in net assets from operations			$635,203

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$122,928	$92,871
Net realized gain (loss)		(96,799)	(464,483)
Realized gain distributions		133,795	209,244
Net change in unrealized appreciation (depreciation)		475,279	1,174,356

Increase (decrease) in net assets from operations		635,203	1,011,988

Contract owner transactions:
Proceeds from units sold		608,080	692,940
Cost of units redeemed		(1,952,547)	(3,389,808)
Account charges		(4,812)	(4,200)
Increase (decrease)		(1,349,279)	(2,701,068)
Net increase (decrease)		(714,076)	(1,689,080)
Net assets, beginning		10,914,802	12,603,882
Net assets, ending		$10,200,726	$10,914,802

Units sold		296,335	366,043
Units redeemed		(917,044)	(1,765,898)
Net increase (decrease)		(620,709)	(1,399,855)
Units outstanding, beginning		5,278,462	6,678,317
Units outstanding, ending		4,657,753	5,278,462

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$103,051,111
Cost of units redeemed/account charges			(97,697,254)
Net investment income (loss)			1,172,622
Net realized gain (loss)			(406,898)
Realized gain distributions			4,592,325
Net change in unrealized appreciation (depreciation)			(511,180)
Net assets			$10,200,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	3,518	$7,631	1.25%	5.9%	12/31/2024	$2.26	1,139	$2,570	1.00%	6.2%	12/31/2024	$2.35	0	$0	0.75%	6.5%
12/31/2023	2.05	3,876	7,937	1.25%	9.4%	12/31/2023	2.12	1,402	2,978	1.00%	9.7%	12/31/2023	2.20	0	0	0.75%	10.0%
12/31/2022	1.87	5,031	9,414	1.25%	-14.5%	12/31/2022	1.94	1,648	3,190	1.00%	-14.3%	12/31/2022	2.00	0	0	0.75%	-14.1%
12/31/2021	2.19	6,414	14,040	1.25%	7.2%	12/31/2021	2.26	1,855	4,191	1.00%	7.4%	12/31/2021	2.33	0	0	0.75%	7.7%
12/31/2020	2.04	7,681	15,686	1.25%	9.1%	12/31/2020	2.10	2,019	4,245	1.00%	9.4%	12/31/2020	2.16	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.44	0	$0	0.50%	6.7%	12/31/2024	$2.54	0	$0	0.25%	7.0%	12/31/2024	$2.64	0	$0	0.00%	7.3%
12/31/2023	2.29	0	0	0.50%	10.2%	12/31/2023	2.37	0	0	0.25%	10.5%	12/31/2023	2.46	0	0	0.00%	10.8%
12/31/2022	2.07	0	0	0.50%	-13.9%	12/31/2022	2.15	0	0	0.25%	-13.7%	12/31/2022	2.22	0	0	0.00%	-13.4%
12/31/2021	2.41	0	0	0.50%	8.0%	12/31/2021	2.48	0	0	0.25%	8.3%	12/31/2021	2.56	0	0	0.00%	8.5%
12/31/2020	2.23	73	163	0.50%	9.9%	12/31/2020	2.29	0	0	0.25%	10.2%	12/31/2020	2.36	125	295	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.9%
2022	2.1%
2021	3.0%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth R6 Class - 06-6C7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,546,228	$9,896,260	465,302
Receivables: investments sold	174,342
Payables: investments purchased	-
Net assets	$10,720,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,720,570	9,114,410	$1.18
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$10,720,570	9,114,410

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$47,416
Mortality & expense charges			(74,166)
Net investment income (loss)			(26,750)

Gain (loss) on investments:
Net realized gain (loss)			270,541
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			539,458
Net gain (loss)			809,999

Increase (decrease) in net assets from operations			$783,249

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,750)	$(9,776)
Net realized gain (loss)		270,541	6,945
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		539,458	123,612

Increase (decrease) in net assets from operations		783,249	120,781

Contract owner transactions:
Proceeds from units sold		10,847,520	395,275
Cost of units redeemed		(1,844,290)	(109,840)
Account charges		(17,238)	(3,012)
Increase (decrease)		8,985,992	282,423
Net increase (decrease)		9,769,241	403,204
Net assets, beginning		951,329	548,125
Net assets, ending		$10,720,570	$951,329

Units sold		10,125,855	420,483
Units redeemed		(1,932,684)	(115,286)
Net increase (decrease)		8,193,171	305,197
Units outstanding, beginning		921,239	616,042
Units outstanding, ending		9,114,410	921,239

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,125,197
Cost of units redeemed/account charges			(2,296,935)
Net investment income (loss)			(37,211)
Net realized gain (loss)			279,551
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			649,968
Net assets			$10,720,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	9,114	$10,721	1.25%	13.9%	12/31/2024	$1.18	0	$0	1.00%	14.2%	12/31/2024	$1.19	0	$0	0.75%	14.5%
12/31/2023	1.03	921	951	1.25%	16.1%	12/31/2023	1.04	0	0	1.00%	16.4%	12/31/2023	1.04	0	0	0.75%	16.6%
12/31/2022	0.89	616	548	1.25%	-11.0%	12/31/2022	0.89	0	0	1.00%	-10.8%	12/31/2022	0.89	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	14.8%	12/31/2024	$1.21	0	$0	0.25%	15.1%	12/31/2024	$1.22	0	$0	0.00%	15.3%
12/31/2023	1.05	0	0	0.50%	16.9%	12/31/2023	1.05	0	0	0.25%	17.2%	12/31/2023	1.06	0	0	0.00%	17.5%
12/31/2022	0.90	0	0	0.50%	-10.4%	12/31/2022	0.90	0	0	0.25%	-10.2%	12/31/2022	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.0%
2022	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Avantis Emerging Markets Equity Inst Class - 06-6W6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$582,817	$597,326	54,683
Receivables: investments sold	50,416
Payables: investments purchased	-
Net assets	$633,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$633,233	605,692	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$633,233	605,692

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,866
Mortality & expense charges			(4,330)
Net investment income (loss)			11,536

Gain (loss) on investments:
Net realized gain (loss)			341
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,509)
Net gain (loss)			(14,168)

Increase (decrease) in net assets from operations			$(2,632)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,536	$-
Net realized gain (loss)		341	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,509)	-

Increase (decrease) in net assets from operations		(2,632)	-

Contract owner transactions:
Proceeds from units sold		646,099	-
Cost of units redeemed		(10,217)	-
Account charges		(17)	-
Increase (decrease)		635,865	-
Net increase (decrease)		633,233	-
Net assets, beginning		-	-
Net assets, ending		$633,233	$-

Units sold		615,566	-
Units redeemed		(9,874)	-
Net increase (decrease)		605,692	-
Units outstanding, beginning		-	-
Units outstanding, ending		605,692	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$646,099
Cost of units redeemed/account charges			(10,234)
Net investment income (loss)			11,536
Net realized gain (loss)			341
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,509)
Net assets			$633,233

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	606	$633	1.25%	4.5%	12/31/2024	$1.05	0	$0	1.00%	4.8%	12/31/2024	$1.05	0	$0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	5.2%	12/31/2024	$1.05	0	$0	0.25%	5.4%	12/31/2024	$1.06	0	$0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Avantis US Small Cap Val Instl Class - 06-6Y3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	1.25%	-1.2%	12/31/2024	$0.99	0	$0	1.00%	-1.1%	12/31/2024	$0.99	0	$0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-0.9%	12/31/2024	$0.99	0	$0	0.25%	-0.8%	12/31/2024	$0.99	0	$0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R4 Class - 06-446

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,175,340	$15,806,168	530,340
Receivables: investments sold	-
Payables: investments purchased	(555)
Net assets	$18,174,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,174,785	5,649,085	$3.22
Band 100	-	-	3.34
Band 75	-	-	3.47
Band 50	-	-	3.60
Band 25	-	-	3.74
Band 0	-	-	3.88
Total	$18,174,785	5,649,085

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$358,807
Mortality & expense charges			(225,524)
Net investment income (loss)			133,283

Gain (loss) on investments:
Net realized gain (loss)			935,227
Realized gain distributions			878,226
Net change in unrealized appreciation (depreciation)			286,631
Net gain (loss)			2,100,084

Increase (decrease) in net assets from operations			$2,233,367

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$133,283	$207,246
Net realized gain (loss)		935,227	195,133
Realized gain distributions		878,226	-
Net change in unrealized appreciation (depreciation)		286,631	1,674,618

Increase (decrease) in net assets from operations		2,233,367	2,076,997

Contract owner transactions:
Proceeds from units sold		3,880,803	2,310,618
Cost of units redeemed		(6,064,372)	(3,908,207)
Account charges		(36,928)	(36,386)
Increase (decrease)		(2,220,497)	(1,633,975)
Net increase (decrease)		12,870	443,022
Net assets, beginning		18,161,915	17,718,893
Net assets, ending		$18,174,785	$18,161,915

Units sold		1,290,824	923,358
Units redeemed		(2,047,136)	(1,551,283)
Net increase (decrease)		(756,312)	(627,925)
Units outstanding, beginning		6,405,397	7,033,322
Units outstanding, ending		5,649,085	6,405,397

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$163,853,114
Cost of units redeemed/account charges			(176,321,502)
Net investment income (loss)			1,878,987
Net realized gain (loss)			14,080,759
Realized gain distributions			12,314,255
Net change in unrealized appreciation (depreciation)			2,369,172
Net assets			$18,174,785

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.22	5,649	$18,175	1.25%	13.5%	12/31/2024	$3.34	0	$0	1.00%	13.8%	12/31/2024	$3.47	0	$0	0.75%	14.0%
12/31/2023	2.84	6,405	18,162	1.25%	12.5%	12/31/2023	2.94	0	0	1.00%	12.8%	12/31/2023	3.04	0	0	0.75%	13.1%
12/31/2022	2.52	7,033	17,719	1.25%	-13.2%	12/31/2022	2.60	0	0	1.00%	-13.0%	12/31/2022	2.69	0	0	0.75%	-12.8%
12/31/2021	2.90	8,121	23,577	1.25%	14.3%	12/31/2021	2.99	0	0	1.00%	14.6%	12/31/2021	3.08	0	0	0.75%	14.9%
12/31/2020	2.54	15,803	40,150	1.25%	9.5%	12/31/2020	2.61	0	0	1.00%	9.7%	12/31/2020	2.68	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.60	0	$0	0.50%	14.3%	12/31/2024	$3.74	0	$0	0.25%	14.6%	12/31/2024	$3.88	0	$0	0.00%	14.9%
12/31/2023	3.15	0	0	0.50%	13.4%	12/31/2023	3.26	0	0	0.25%	13.7%	12/31/2023	3.38	0	0	0.00%	14.0%
12/31/2022	2.78	0	0	0.50%	-12.6%	12/31/2022	2.87	0	0	0.25%	-12.4%	12/31/2022	2.97	0	0	0.00%	-12.1%
12/31/2021	3.18	0	0	0.50%	15.1%	12/31/2021	3.27	0	0	0.25%	15.4%	12/31/2021	3.37	0	0	0.00%	15.7%
12/31/2020	2.76	0	0	0.50%	10.3%	12/31/2020	2.84	0	0	0.25%	10.6%	12/31/2020	2.92	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.4%
2022	1.5%
2021	1.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R3 Class - 06-447

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,306,591	$7,279,169	243,705
Receivables: investments sold	6,208
Payables: investments purchased	-
Net assets	$8,312,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,598,743	1,820,106	$3.08
Band 100	2,713,777	849,669	3.19
Band 75	-	-	3.32
Band 50	279	81	3.44
Band 25	-	-	3.58
Band 0	-	-	3.71
Total	$8,312,799	2,669,856

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$163,147
Mortality & expense charges			(125,572)
Net investment income (loss)			37,575

Gain (loss) on investments:
Net realized gain (loss)			1,228,587
Realized gain distributions			403,926
Net change in unrealized appreciation (depreciation)			(300,346)
Net gain (loss)			1,332,167

Increase (decrease) in net assets from operations			$1,369,742

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,575	$120,493
Net realized gain (loss)		1,228,587	49,023
Realized gain distributions		403,926	-
Net change in unrealized appreciation (depreciation)		(300,346)	1,225,183

Increase (decrease) in net assets from operations		1,369,742	1,394,699

Contract owner transactions:
Proceeds from units sold		1,762,006	1,675,204
Cost of units redeemed		(7,814,508)	(1,314,617)
Account charges		(8,372)	(8,032)
Increase (decrease)		(6,060,874)	352,555
Net increase (decrease)		(4,691,132)	1,747,254
Net assets, beginning		13,003,931	11,256,677
Net assets, ending		$8,312,799	$13,003,931

Units sold		692,208	657,083
Units redeemed		(2,774,123)	(524,853)
Net increase (decrease)		(2,081,915)	132,230
Units outstanding, beginning		4,751,771	4,619,541
Units outstanding, ending		2,669,856	4,751,771

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$68,218,980
Cost of units redeemed/account charges			(71,644,338)
Net investment income (loss)			330,455
Net realized gain (loss)			5,899,682
Realized gain distributions			4,480,598
Net change in unrealized appreciation (depreciation)			1,027,422
Net assets			$8,312,799

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.08	1,820	$5,599	1.25%	13.1%	12/31/2024	$3.19	850	$2,714	1.00%	13.4%	12/31/2024	$3.32	0	$0	0.75%	13.7%
12/31/2023	2.72	3,875	10,535	1.25%	12.2%	12/31/2023	2.82	877	2,469	1.00%	12.5%	12/31/2023	2.92	0	0	0.75%	12.8%
12/31/2022	2.42	3,828	9,275	1.25%	-13.5%	12/31/2022	2.50	792	1,982	1.00%	-13.3%	12/31/2022	2.59	0	0	0.75%	-13.0%
12/31/2021	2.80	4,411	12,352	1.25%	13.9%	12/31/2021	2.89	978	2,823	1.00%	14.2%	12/31/2021	2.97	0	0	0.75%	14.5%
12/31/2020	2.46	5,679	13,959	1.25%	9.1%	12/31/2020	2.53	637	1,609	1.00%	9.4%	12/31/2020	2.60	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	14.0%	12/31/2024	$3.58	0	$0	0.25%	14.3%	12/31/2024	$3.71	0	$0	0.00%	14.6%
12/31/2023	3.02	0	0	0.50%	13.0%	12/31/2023	3.13	0	0	0.25%	13.3%	12/31/2023	3.24	0	0	0.00%	13.6%
12/31/2022	2.67	0	0	0.50%	-12.8%	12/31/2022	2.76	0	0	0.25%	-12.6%	12/31/2022	2.85	0	0	0.00%	-12.4%
12/31/2021	3.07	0	0	0.50%	14.8%	12/31/2021	3.16	0	0	0.25%	15.1%	12/31/2021	3.26	0	0	0.00%	15.4%
12/31/2020	2.67	439	1,171	0.50%	10.0%	12/31/2020	2.75	0	0	0.25%	10.2%	12/31/2020	2.82	20	56	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	2.2%
2022	1.2%
2021	0.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R4 Class - 06-208

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$812,918	$823,915	83,316
Receivables: investments sold	254
Payables: investments purchased	-
Net assets	$813,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$813,172	386,758	$2.10
Band 100	-	-	2.20
Band 75	-	-	2.30
Band 50	-	-	2.41
Band 25	-	-	2.52
Band 0	-	-	2.64
Total	$813,172	386,758

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$50,059
Mortality & expense charges			(9,874)
Net investment income (loss)			40,185

Gain (loss) on investments:
Net realized gain (loss)			(9,484)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,112
Net gain (loss)			20,628

Increase (decrease) in net assets from operations			$60,813

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,185	$44,643
Net realized gain (loss)		(9,484)	(14,799)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		30,112	54,637

Increase (decrease) in net assets from operations		60,813	84,481

Contract owner transactions:
Proceeds from units sold		150,273	71,675
Cost of units redeemed		(236,192)	(152,052)
Account charges		(976)	(247)
Increase (decrease)		(86,895)	(80,624)
Net increase (decrease)		(26,082)	3,857
Net assets, beginning		839,254	835,397
Net assets, ending		$813,172	$839,254

Units sold		82,732	40,719
Units redeemed		(127,615)	(84,957)
Net increase (decrease)		(44,883)	(44,238)
Units outstanding, beginning		431,641	475,879
Units outstanding, ending		386,758	431,641

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,928,340
Cost of units redeemed/account charges			(20,840,053)
Net investment income (loss)			3,157,655
Net realized gain (loss)			(431,370)
Realized gain distributions			9,597
Net change in unrealized appreciation (depreciation)			(10,997)
Net assets			$813,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	387	$813	1.25%	8.1%	12/31/2024	$2.20	0	$0	1.00%	8.4%	12/31/2024	$2.30	0	$0	0.75%	8.7%
12/31/2023	1.94	432	839	1.25%	10.8%	12/31/2023	2.03	0	0	1.00%	11.0%	12/31/2023	2.12	0	0	0.75%	11.3%
12/31/2022	1.76	476	835	1.25%	-10.3%	12/31/2022	1.83	0	0	1.00%	-10.1%	12/31/2022	1.90	0	0	0.75%	-9.8%
12/31/2021	1.96	506	990	1.25%	7.0%	12/31/2021	2.03	0	0	1.00%	7.3%	12/31/2021	2.11	0	0	0.75%	7.5%
12/31/2020	1.83	509	931	1.25%	5.7%	12/31/2020	1.89	0	0	1.00%	6.0%	12/31/2020	1.96	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	0	$0	0.50%	9.0%	12/31/2024	$2.52	0	$0	0.25%	9.2%	12/31/2024	$2.64	0	$0	0.00%	9.5%
12/31/2023	2.21	0	0	0.50%	11.6%	12/31/2023	2.31	0	0	0.25%	11.9%	12/31/2023	2.41	0	0	0.00%	12.1%
12/31/2022	1.98	0	0	0.50%	-9.6%	12/31/2022	2.06	0	0	0.25%	-9.4%	12/31/2022	2.15	0	0	0.00%	-9.2%
12/31/2021	2.19	0	0	0.50%	7.8%	12/31/2021	2.28	0	0	0.25%	8.1%	12/31/2021	2.37	0	0	0.00%	8.4%
12/31/2020	2.03	0	0	0.50%	6.5%	12/31/2020	2.11	0	0	0.25%	6.8%	12/31/2020	2.18	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.1%
2023	6.5%
2022	5.3%
2021	4.4%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R3 Class - 06-184

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$356,889	$357,497	36,549
Receivables: investments sold	-
Payables: investments purchased	(165)
Net assets	$356,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,506	137,135	$2.13
Band 100	65,218	29,258	2.23
Band 75	-	-	2.34
Band 50	-	-	2.45
Band 25	-	-	2.57
Band 0	-	-	2.70
Total	$356,724	166,393

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,043
Mortality & expense charges			(3,480)
Net investment income (loss)			14,563

Gain (loss) on investments:
Net realized gain (loss)			5,692
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,455
Net gain (loss)			7,147

Increase (decrease) in net assets from operations			$21,710

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,563	$19,184
Net realized gain (loss)		5,692	(32,050)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,455	45,555

Increase (decrease) in net assets from operations		21,710	32,689

Contract owner transactions:
Proceeds from units sold		534,815	119,753
Cost of units redeemed		(493,062)	(341,964)
Account charges		(115)	(211)
Increase (decrease)		41,638	(222,422)
Net increase (decrease)		63,348	(189,733)
Net assets, beginning		293,376	483,109
Net assets, ending		$356,724	$293,376

Units sold		252,677	62,284
Units redeemed		(232,559)	(183,736)
Net increase (decrease)		20,118	(121,452)
Units outstanding, beginning		146,275	267,727
Units outstanding, ending		166,393	146,275

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,846,175
Cost of units redeemed/account charges			(14,170,175)
Net investment income (loss)			1,597,784
Net realized gain (loss)			79,792
Realized gain distributions			3,756
Net change in unrealized appreciation (depreciation)			(608)
Net assets			$356,724

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	137	$292	1.25%	7.8%	12/31/2024	$2.23	29	$65	1.00%	8.1%	12/31/2024	$2.34	0	$0	0.75%	8.4%
12/31/2023	1.97	91	180	1.25%	10.4%	12/31/2023	2.06	55	113	1.00%	10.7%	12/31/2023	2.16	0	0	0.75%	11.0%
12/31/2022	1.79	202	361	1.25%	-10.6%	12/31/2022	1.86	65	122	1.00%	-10.3%	12/31/2022	1.94	0	0	0.75%	-10.1%
12/31/2021	2.00	182	362	1.25%	6.7%	12/31/2021	2.08	62	129	1.00%	6.9%	12/31/2021	2.16	0	0	0.75%	7.2%
12/31/2020	1.87	311	583	1.25%	5.4%	12/31/2020	1.94	63	123	1.00%	5.7%	12/31/2020	2.02	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	0	$0	0.50%	8.6%	12/31/2024	$2.57	0	$0	0.25%	8.9%	12/31/2024	$2.70	0	$0	0.00%	9.2%
12/31/2023	2.26	0	0	0.50%	11.3%	12/31/2023	2.36	0	0	0.25%	11.5%	12/31/2023	2.47	0	0	0.00%	11.8%
12/31/2022	2.03	0	0	0.50%	-9.9%	12/31/2022	2.12	0	0	0.25%	-9.7%	12/31/2022	2.21	0	0	0.00%	-9.4%
12/31/2021	2.25	0	0	0.50%	7.5%	12/31/2021	2.34	0	0	0.25%	7.8%	12/31/2021	2.44	0	0	0.00%	8.0%
12/31/2020	2.09	0	0	0.50%	6.2%	12/31/2020	2.17	0	0	0.25%	6.4%	12/31/2020	2.26	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	6.0%
2022	4.9%
2021	4.0%
2020	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R4 Class - 06-211

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,429,546	$8,999,756	180,802
Receivables: investments sold	24,266
Payables: investments purchased	-
Net assets	$11,453,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,453,812	4,169,744	$2.75
Band 100	-	-	2.87
Band 75	-	-	3.01
Band 50	-	-	3.15
Band 25	-	-	3.29
Band 0	-	-	3.45
Total	$11,453,812	4,169,744

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$192,296
Mortality & expense charges			(146,814)
Net investment income (loss)			45,482

Gain (loss) on investments:
Net realized gain (loss)			1,039,730
Realized gain distributions			659,600
Net change in unrealized appreciation (depreciation)			(401,896)
Net gain (loss)			1,297,434

Increase (decrease) in net assets from operations			$1,342,916

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,482	$86,215
Net realized gain (loss)		1,039,730	675,242
Realized gain distributions		659,600	200,622
Net change in unrealized appreciation (depreciation)		(401,896)	1,326,082

Increase (decrease) in net assets from operations		1,342,916	2,288,161

Contract owner transactions:
Proceeds from units sold		1,364,546	1,371,988
Cost of units redeemed		(4,336,362)	(4,512,871)
Account charges		(6,952)	(5,054)
Increase (decrease)		(2,978,768)	(3,145,937)
Net increase (decrease)		(1,635,852)	(857,776)
Net assets, beginning		13,089,664	13,947,440
Net assets, ending		$11,453,812	$13,089,664

Units sold		521,575	621,340
Units redeemed		(1,709,991)	(2,074,242)
Net increase (decrease)		(1,188,416)	(1,452,902)
Units outstanding, beginning		5,358,160	6,811,062
Units outstanding, ending		4,169,744	5,358,160

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$121,218,552
Cost of units redeemed/account charges			(144,375,836)
Net investment income (loss)			5,940,565
Net realized gain (loss)			17,033,531
Realized gain distributions			9,207,210
Net change in unrealized appreciation (depreciation)			2,429,790
Net assets			$11,453,812

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.75	4,170	$11,454	1.25%	12.4%	12/31/2024	$2.87	0	$0	1.00%	12.7%	12/31/2024	$3.01	0	$0	0.75%	13.0%
12/31/2023	2.44	5,358	13,090	1.25%	19.3%	12/31/2023	2.55	0	0	1.00%	19.6%	12/31/2023	2.66	0	0	0.75%	19.9%
12/31/2022	2.05	6,811	13,947	1.25%	-18.3%	12/31/2022	2.13	0	0	1.00%	-18.1%	12/31/2022	2.22	0	0	0.75%	-17.9%
12/31/2021	2.51	8,826	22,130	1.25%	13.3%	12/31/2021	2.60	0	0	1.00%	13.6%	12/31/2021	2.71	0	0	0.75%	13.9%
12/31/2020	2.21	11,297	24,993	1.25%	13.9%	12/31/2020	2.29	0	0	1.00%	14.2%	12/31/2020	2.38	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.15	0	$0	0.50%	13.3%	12/31/2024	$3.29	0	$0	0.25%	13.6%	12/31/2024	$3.45	0	$0	0.00%	13.9%
12/31/2023	2.78	0	0	0.50%	20.2%	12/31/2023	2.90	0	0	0.25%	20.5%	12/31/2023	3.03	0	0	0.00%	20.8%
12/31/2022	2.31	0	0	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.51	0	0	0.00%	-17.3%
12/31/2021	2.81	0	0	0.50%	14.2%	12/31/2021	2.92	0	0	0.25%	14.5%	12/31/2021	3.03	0	0	0.00%	14.8%
12/31/2020	2.46	0	0	0.50%	14.8%	12/31/2020	2.55	0	0	0.25%	15.1%	12/31/2020	2.64	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.8%
2022	1.8%
2021	1.6%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R3 Class - 06-183

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,888,304	$2,322,420	45,870
Receivables: investments sold	2,013
Payables: investments purchased	-
Net assets	$2,890,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,201,431	762,280	$2.89
Band 100	688,886	227,472	3.03
Band 75	-	-	3.18
Band 50	-	-	3.33
Band 25	-	-	3.49
Band 0	-	-	3.66
Total	$2,890,317	989,752

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,963
Mortality & expense charges			(38,331)
Net investment income (loss)			5,632

Gain (loss) on investments:
Net realized gain (loss)			279,810
Realized gain distributions			167,909
Net change in unrealized appreciation (depreciation)			(72,866)
Net gain (loss)			374,853

Increase (decrease) in net assets from operations			$380,485

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,632	$13,646
Net realized gain (loss)		279,810	80,605
Realized gain distributions		167,909	45,427
Net change in unrealized appreciation (depreciation)		(72,866)	351,926

Increase (decrease) in net assets from operations		380,485	491,604

Contract owner transactions:
Proceeds from units sold		569,861	293,689
Cost of units redeemed		(1,115,002)	(462,257)
Account charges		(797)	(890)
Increase (decrease)		(545,938)	(169,458)
Net increase (decrease)		(165,453)	322,146
Net assets, beginning		3,055,770	2,733,624
Net assets, ending		$2,890,317	$3,055,770

Units sold		213,419	121,159
Units redeemed		(398,275)	(196,629)
Net increase (decrease)		(184,856)	(75,470)
Units outstanding, beginning		1,174,608	1,250,078
Units outstanding, ending		989,752	1,174,608

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,177,734
Cost of units redeemed/account charges			(66,187,566)
Net investment income (loss)			1,569,585
Net realized gain (loss)			8,352,773
Realized gain distributions			2,411,907
Net change in unrealized appreciation (depreciation)			565,884
Net assets			$2,890,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	762	$2,201	1.25%	12.1%	12/31/2024	$3.03	227	$689	1.00%	12.4%	12/31/2024	$3.18	0	$0	0.75%	12.7%
12/31/2023	2.58	920	2,371	1.25%	18.9%	12/31/2023	2.69	254	685	1.00%	19.2%	12/31/2023	2.82	0	0	0.75%	19.5%
12/31/2022	2.17	973	2,106	1.25%	-18.6%	12/31/2022	2.26	278	627	1.00%	-18.4%	12/31/2022	2.36	0	0	0.75%	-18.2%
12/31/2021	2.66	1,335	3,551	1.25%	13.0%	12/31/2021	2.77	303	839	1.00%	13.3%	12/31/2021	2.88	0	0	0.75%	13.6%
12/31/2020	2.35	1,757	4,135	1.25%	13.6%	12/31/2020	2.44	332	811	1.00%	13.9%	12/31/2020	2.54	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.33	0	$0	0.50%	13.0%	12/31/2024	$3.49	0	$0	0.25%	13.2%	12/31/2024	$3.66	0	$0	0.00%	13.5%
12/31/2023	2.95	0	0	0.50%	19.8%	12/31/2023	3.08	0	0	0.25%	20.1%	12/31/2023	3.23	0	0	0.00%	20.4%
12/31/2022	2.46	0	0	0.50%	-18.0%	12/31/2022	2.57	0	0	0.25%	-17.8%	12/31/2022	2.68	0	0	0.00%	-17.5%
12/31/2021	3.00	0	0	0.50%	13.9%	12/31/2021	3.12	0	0	0.25%	14.1%	12/31/2021	3.25	0	0	0.00%	14.4%
12/31/2020	2.63	0	0	0.50%	14.4%	12/31/2020	2.73	0	0	0.25%	14.7%	12/31/2020	2.84	28	79	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.6%
2022	1.5%
2021	1.3%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R5 Class - 06-296

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,802	$59,896	1,247
Receivables: investments sold	4,157
Payables: investments purchased	-
Net assets	$66,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,959	37,053	$1.81
Band 100	-	-	1.87
Band 75	-	-	1.94
Band 50	-	-	2.01
Band 25	-	-	2.08
Band 0	-	-	2.16
Total	$66,959	37,053

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$916
Mortality & expense charges			(790)
Net investment income (loss)			126

Gain (loss) on investments:
Net realized gain (loss)			347
Realized gain distributions			3,237
Net change in unrealized appreciation (depreciation)			(1,593)
Net gain (loss)			1,991

Increase (decrease) in net assets from operations			$2,117

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$126	$445
Net realized gain (loss)		347	390
Realized gain distributions		3,237	1,111
Net change in unrealized appreciation (depreciation)		(1,593)	5,147

Increase (decrease) in net assets from operations		2,117	7,093

Contract owner transactions:
Proceeds from units sold		8,081	10,960
Cost of units redeemed		(1,335)	(6,528)
Account charges		-	(1)
Increase (decrease)		6,746	4,431
Net increase (decrease)		8,863	11,524
Net assets, beginning		58,096	46,572
Net assets, ending		$66,959	$58,096

Units sold		4,420	6,604
Units redeemed		(702)	(3,875)
Net increase (decrease)		3,718	2,729
Units outstanding, beginning		33,335	30,606
Units outstanding, ending		37,053	33,335

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$68,105
Cost of units redeemed/account charges			(10,293)
Net investment income (loss)			945
Net realized gain (loss)			516
Realized gain distributions			4,780
Net change in unrealized appreciation (depreciation)			2,906
Net assets			$66,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	37	$67	1.25%	3.7%	12/31/2024	$1.87	0	$0	1.00%	4.0%	12/31/2024	$1.94	0	$0	0.75%	4.2%
12/31/2023	1.74	33	58	1.25%	14.5%	12/31/2023	1.80	0	0	1.00%	14.8%	12/31/2023	1.86	0	0	0.75%	15.1%
12/31/2022	1.52	31	47	1.25%	-23.7%	12/31/2022	1.57	0	0	1.00%	-23.5%	12/31/2022	1.62	0	0	0.75%	-23.3%
12/31/2021	1.99	2	5	1.25%	1.5%	12/31/2021	2.05	0	0	1.00%	1.8%	12/31/2021	2.11	0	0	0.75%	2.0%
12/31/2020	1.96	1	3	1.25%	23.6%	12/31/2020	2.02	0	0	1.00%	23.9%	12/31/2020	2.07	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	4.5%	12/31/2024	$2.08	0	$0	0.25%	4.7%	12/31/2024	$2.16	0	$0	0.00%	5.0%
12/31/2023	1.92	0	0	0.50%	15.4%	12/31/2023	1.99	0	0	0.25%	15.7%	12/31/2023	2.05	0	0	0.00%	16.0%
12/31/2022	1.67	0	0	0.50%	-23.1%	12/31/2022	1.72	0	0	0.25%	-23.0%	12/31/2022	1.77	0	0	0.00%	-22.8%
12/31/2021	2.17	0	0	0.50%	2.3%	12/31/2021	2.23	0	0	0.25%	2.5%	12/31/2021	2.29	0	0	0.00%	2.8%
12/31/2020	2.12	0	0	0.50%	24.6%	12/31/2020	2.18	0	0	0.25%	24.9%	12/31/2020	2.23	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	2.1%
2022	2.6%
2021	2.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R4 Class - 06-212

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,981,850	$9,993,405	192,714
Receivables: investments sold	99,037
Payables: investments purchased	-
Net assets	$10,080,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,017,650	5,433,511	$1.84
Band 100	-	-	1.93
Band 75	-	-	2.02
Band 50	-	-	2.11
Band 25	-	-	2.21
Band 0	63,237	27,324	2.31
Total	$10,080,887	5,460,835

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$120,524
Mortality & expense charges			(132,759)
Net investment income (loss)			(12,235)

Gain (loss) on investments:
Net realized gain (loss)			143,165
Realized gain distributions			543,576
Net change in unrealized appreciation (depreciation)			(326,696)
Net gain (loss)			360,045

Increase (decrease) in net assets from operations			$347,810

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,235)	$40,374
Net realized gain (loss)		143,165	15,326
Realized gain distributions		543,576	218,113
Net change in unrealized appreciation (depreciation)		(326,696)	1,388,682

Increase (decrease) in net assets from operations		347,810	1,662,495

Contract owner transactions:
Proceeds from units sold		1,449,646	1,495,871
Cost of units redeemed		(3,016,640)	(4,733,635)
Account charges		(7,339)	(7,047)
Increase (decrease)		(1,574,333)	(3,244,811)
Net increase (decrease)		(1,226,523)	(1,582,316)
Net assets, beginning		11,307,410	12,889,726
Net assets, ending		$10,080,887	$11,307,410

Units sold		787,306	887,847
Units redeemed		(1,661,032)	(2,787,621)
Net increase (decrease)		(873,726)	(1,899,774)
Units outstanding, beginning		6,334,561	8,234,335
Units outstanding, ending		5,460,835	6,334,561

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$220,466,479
Cost of units redeemed/account charges			(246,868,892)
Net investment income (loss)			467,651
Net realized gain (loss)			24,713,638
Realized gain distributions			11,313,566
Net change in unrealized appreciation (depreciation)			(11,555)
Net assets			$10,080,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	5,434	$10,018	1.25%	3.4%	12/31/2024	$1.93	0	$0	1.00%	3.6%	12/31/2024	$2.02	0	$0	0.75%	3.9%
12/31/2023	1.78	6,311	11,256	1.25%	14.2%	12/31/2023	1.86	0	0	1.00%	14.5%	12/31/2023	1.94	0	0	0.75%	14.8%
12/31/2022	1.56	8,145	12,719	1.25%	-24.0%	12/31/2022	1.63	0	0	1.00%	-23.8%	12/31/2022	1.69	0	0	0.75%	-23.6%
12/31/2021	2.05	13,692	28,115	1.25%	1.2%	12/31/2021	2.13	0	0	1.00%	1.5%	12/31/2021	2.22	0	0	0.75%	1.7%
12/31/2020	2.03	30,519	61,917	1.25%	23.3%	12/31/2020	2.10	0	0	1.00%	23.6%	12/31/2020	2.18	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	0.50%	4.2%	12/31/2024	$2.21	0	$0	0.25%	4.4%	12/31/2024	$2.31	27	$63	0.00%	4.7%
12/31/2023	2.03	0	0	0.50%	15.1%	12/31/2023	2.12	0	0	0.25%	15.4%	12/31/2023	2.21	23	51	0.00%	15.6%
12/31/2022	1.76	0	0	0.50%	-23.4%	12/31/2022	1.84	0	0	0.25%	-23.2%	12/31/2022	1.91	89	171	0.00%	-23.0%
12/31/2021	2.30	0	0	0.50%	2.0%	12/31/2021	2.39	0	0	0.25%	2.2%	12/31/2021	2.48	71	175	0.00%	2.5%
12/31/2020	2.26	0	0	0.50%	24.2%	12/31/2020	2.34	0	0	0.25%	24.5%	12/31/2020	2.42	60	145	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.6%
2022	0.8%
2021	0.9%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R3 Class - 06-181

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,226,558	$4,229,320	81,631
Receivables: investments sold	31,323
Payables: investments purchased	-
Net assets	$4,257,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,931,629	2,044,449	$1.92
Band 100	326,252	161,783	2.02
Band 75	-	-	2.11
Band 50	-	-	2.22
Band 25	-	-	2.33
Band 0	-	-	2.44
Total	$4,257,881	2,206,232

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,949
Mortality & expense charges			(61,119)
Net investment income (loss)			(22,170)

Gain (loss) on investments:
Net realized gain (loss)			126,972
Realized gain distributions			241,435
Net change in unrealized appreciation (depreciation)			(147,507)
Net gain (loss)			220,900

Increase (decrease) in net assets from operations			$198,730

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,170)	$9,222
Net realized gain (loss)		126,972	(21,586)
Realized gain distributions		241,435	101,679
Net change in unrealized appreciation (depreciation)		(147,507)	590,054

Increase (decrease) in net assets from operations		198,730	679,369

Contract owner transactions:
Proceeds from units sold		539,617	727,967
Cost of units redeemed		(1,773,081)	(1,378,949)
Account charges		(2,648)	(4,018)
Increase (decrease)		(1,236,112)	(655,000)
Net increase (decrease)		(1,037,382)	24,369
Net assets, beginning		5,295,263	5,270,894
Net assets, ending		$4,257,881	$5,295,263

Units sold		276,824	419,835
Units redeemed		(900,373)	(797,798)
Net increase (decrease)		(623,549)	(377,963)
Units outstanding, beginning		2,829,781	3,207,744
Units outstanding, ending		2,206,232	2,829,781

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$82,922,656
Cost of units redeemed/account charges			(90,422,328)
Net investment income (loss)			(181,035)
Net realized gain (loss)			8,369,272
Realized gain distributions			3,572,078
Net change in unrealized appreciation (depreciation)			(2,762)
Net assets			$4,257,881

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	2,044	$3,932	1.25%	3.1%	12/31/2024	$2.02	162	$326	1.00%	3.3%	12/31/2024	$2.11	0	$0	0.75%	3.6%
12/31/2023	1.87	2,655	4,954	1.25%	13.9%	12/31/2023	1.95	175	341	1.00%	14.2%	12/31/2023	2.04	0	0	0.75%	14.4%
12/31/2022	1.64	3,007	4,927	1.25%	-24.2%	12/31/2022	1.71	201	344	1.00%	-24.0%	12/31/2022	1.78	0	0	0.75%	-23.8%
12/31/2021	2.16	3,829	8,277	1.25%	0.9%	12/31/2021	2.25	254	572	1.00%	1.2%	12/31/2021	2.34	0	0	0.75%	1.4%
12/31/2020	2.14	4,663	9,987	1.25%	22.9%	12/31/2020	2.22	267	594	1.00%	23.2%	12/31/2020	2.31	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	3.8%	12/31/2024	$2.33	0	$0	0.25%	4.1%	12/31/2024	$2.44	0	$0	0.00%	4.4%
12/31/2023	2.14	0	0	0.50%	14.7%	12/31/2023	2.23	0	0	0.25%	15.0%	12/31/2023	2.34	0	0	0.00%	15.3%
12/31/2022	1.86	0	0	0.50%	-23.6%	12/31/2022	1.94	0	0	0.25%	-23.4%	12/31/2022	2.03	0	0	0.00%	-23.2%
12/31/2021	2.44	0	0	0.50%	1.7%	12/31/2021	2.54	0	0	0.25%	1.9%	12/31/2021	2.64	0	0	0.00%	2.2%
12/31/2020	2.40	114	272	0.50%	23.8%	12/31/2020	2.49	0	0	0.25%	24.1%	12/31/2020	2.58	66	170	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.4%
2022	0.7%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R4 Class - 06-214

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,298,040	$2,619,303	40,971
Receivables: investments sold	-
Payables: investments purchased	(1,433)
Net assets	$3,296,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,296,607	752,463	$4.38
Band 100	-	-	4.58
Band 75	-	-	4.80
Band 50	-	-	5.02
Band 25	-	-	5.26
Band 0	-	-	5.50
Total	$3,296,607	752,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$36,179
Mortality & expense charges			(43,969)
Net investment income (loss)			(7,790)

Gain (loss) on investments:
Net realized gain (loss)			433,668
Realized gain distributions			241,220
Net change in unrealized appreciation (depreciation)			13,174
Net gain (loss)			688,062

Increase (decrease) in net assets from operations			$680,272

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,790)	$(1,414)
Net realized gain (loss)		433,668	76,247
Realized gain distributions		241,220	206,939
Net change in unrealized appreciation (depreciation)		13,174	677,569

Increase (decrease) in net assets from operations		680,272	959,341

Contract owner transactions:
Proceeds from units sold		225,673	349,464
Cost of units redeemed		(2,228,730)	(1,461,344)
Account charges		(4,247)	(3,234)
Increase (decrease)		(2,007,304)	(1,115,114)
Net increase (decrease)		(1,327,032)	(155,773)
Net assets, beginning		4,623,639	4,779,412
Net assets, ending		$3,296,607	$4,623,639

Units sold		55,750	110,764
Units redeemed		(585,016)	(475,451)
Net increase (decrease)		(529,266)	(364,687)
Units outstanding, beginning		1,281,729	1,646,416
Units outstanding, ending		752,463	1,281,729

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$50,473,422
Cost of units redeemed/account charges			(67,396,533)
Net investment income (loss)			518,744
Net realized gain (loss)			10,792,250
Realized gain distributions			8,229,987
Net change in unrealized appreciation (depreciation)			678,737
Net assets			$3,296,607

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.38	752	$3,297	1.25%	21.4%	12/31/2024	$4.58	0	$0	1.00%	21.8%	12/31/2024	$4.80	0	$0	0.75%	22.1%
12/31/2023	3.61	1,282	4,624	1.25%	24.3%	12/31/2023	3.77	0	0	1.00%	24.6%	12/31/2023	3.93	0	0	0.75%	24.9%
12/31/2022	2.90	1,646	4,779	1.25%	-17.7%	12/31/2022	3.02	0	0	1.00%	-17.5%	12/31/2022	3.15	0	0	0.75%	-17.3%
12/31/2021	3.53	3,243	11,443	1.25%	20.9%	12/31/2021	3.66	0	0	1.00%	21.2%	12/31/2021	3.81	0	0	0.75%	21.5%
12/31/2020	2.92	4,558	13,298	1.25%	13.5%	12/31/2020	3.02	0	0	1.00%	13.8%	12/31/2020	3.13	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.02	0	$0	0.50%	22.4%	12/31/2024	$5.26	0	$0	0.25%	22.7%	12/31/2024	$5.50	0	$0	0.00%	23.0%
12/31/2023	4.10	0	0	0.50%	25.2%	12/31/2023	4.28	0	0	0.25%	25.5%	12/31/2023	4.47	0	0	0.00%	25.8%
12/31/2022	3.28	0	0	0.50%	-17.1%	12/31/2022	3.41	0	0	0.25%	-16.9%	12/31/2022	3.55	0	0	0.00%	-16.7%
12/31/2021	3.95	0	0	0.50%	21.8%	12/31/2021	4.11	0	0	0.25%	22.1%	12/31/2021	4.27	0	0	0.00%	22.4%
12/31/2020	3.25	0	0	0.50%	14.3%	12/31/2020	3.36	0	0	0.25%	14.6%	12/31/2020	3.48	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.1%
2022	1.4%
2021	1.2%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R3 Class - 06-213

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,330,679	$3,365,604	53,828
Receivables: investments sold	-
Payables: investments purchased	(686)
Net assets	$4,329,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,572,453	861,142	$4.15
Band 100	757,540	174,481	4.34
Band 75	-	-	4.54
Band 50	-	-	4.75
Band 25	-	-	4.98
Band 0	-	-	5.21
Total	$4,329,993	1,035,623

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,030
Mortality & expense charges			(62,452)
Net investment income (loss)			(25,422)

Gain (loss) on investments:
Net realized gain (loss)			661,300
Realized gain distributions			322,273
Net change in unrealized appreciation (depreciation)			66,062
Net gain (loss)			1,049,635

Increase (decrease) in net assets from operations			$1,024,213

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,422)	$(14,309)
Net realized gain (loss)		661,300	109,202
Realized gain distributions		322,273	245,560
Net change in unrealized appreciation (depreciation)		66,062	765,946

Increase (decrease) in net assets from operations		1,024,213	1,106,399

Contract owner transactions:
Proceeds from units sold		331,026	495,114
Cost of units redeemed		(2,486,765)	(900,465)
Account charges		(3,250)	(3,212)
Increase (decrease)		(2,158,989)	(408,563)
Net increase (decrease)		(1,134,776)	697,836
Net assets, beginning		5,464,769	4,766,933
Net assets, ending		$4,329,993	$5,464,769

Units sold		86,650	167,126
Units redeemed		(634,870)	(295,179)
Net increase (decrease)		(548,220)	(128,053)
Units outstanding, beginning		1,583,843	1,711,896
Units outstanding, ending		1,035,623	1,583,843

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,638,784
Cost of units redeemed/account charges			(58,057,260)
Net investment income (loss)			66,223
Net realized gain (loss)			9,701,448
Realized gain distributions			6,015,723
Net change in unrealized appreciation (depreciation)			965,075
Net assets			$4,329,993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.15	861	$3,572	1.25%	21.1%	12/31/2024	$4.34	174	$758	1.00%	21.4%	12/31/2024	$4.54	0	$0	0.75%	21.7%
12/31/2023	3.43	1,325	4,540	1.25%	23.9%	12/31/2023	3.58	259	925	1.00%	24.2%	12/31/2023	3.73	0	0	0.75%	24.5%
12/31/2022	2.76	1,415	3,912	1.25%	-18.0%	12/31/2022	2.88	297	855	1.00%	-17.8%	12/31/2022	3.00	0	0	0.75%	-17.6%
12/31/2021	3.37	2,051	6,915	1.25%	20.6%	12/31/2021	3.50	343	1,202	1.00%	20.9%	12/31/2021	3.64	0	0	0.75%	21.2%
12/31/2020	2.80	2,435	6,808	1.25%	13.2%	12/31/2020	2.90	405	1,174	1.00%	13.4%	12/31/2020	3.00	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.75	0	$0	0.50%	22.0%	12/31/2024	$4.98	0	$0	0.25%	22.3%	12/31/2024	$5.21	0	$0	0.00%	22.6%
12/31/2023	3.90	0	0	0.50%	24.8%	12/31/2023	4.07	0	0	0.25%	25.1%	12/31/2023	4.25	0	0	0.00%	25.5%
12/31/2022	3.12	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.38	0	0	0.00%	-17.0%
12/31/2021	3.78	0	0	0.50%	21.5%	12/31/2021	3.92	0	0	0.25%	21.8%	12/31/2021	4.08	0	0	0.00%	22.1%
12/31/2020	3.11	3	10	0.50%	14.0%	12/31/2020	3.22	0	0	0.25%	14.3%	12/31/2020	3.34	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	1.0%
2021	0.9%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R4 Class - 06-209

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,706	$322,046	25,947
Receivables: investments sold	2,296
Payables: investments purchased	-
Net assets	$322,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$322,002	280,756	$1.15
Band 100	-	-	1.20
Band 75	-	-	1.26
Band 50	-	-	1.31
Band 25	-	-	1.38
Band 0	-	-	1.44
Total	$322,002	280,756

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,850
Mortality & expense charges			(5,660)
Net investment income (loss)			12,190

Gain (loss) on investments:
Net realized gain (loss)			(36,763)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,969
Net gain (loss)			(13,794)

Increase (decrease) in net assets from operations			$(1,604)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,190	$8,928
Net realized gain (loss)		(36,763)	(8,683)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,969	13,935

Increase (decrease) in net assets from operations		(1,604)	14,180

Contract owner transactions:
Proceeds from units sold		633,424	121,897
Cost of units redeemed		(786,465)	(109,844)
Account charges		(229)	(463)
Increase (decrease)		(153,270)	11,590
Net increase (decrease)		(154,874)	25,770
Net assets, beginning		476,876	451,106
Net assets, ending		$322,002	$476,876

Units sold		673,897	110,880
Units redeemed		(815,856)	(100,740)
Net increase (decrease)		(141,959)	10,140
Units outstanding, beginning		422,715	412,575
Units outstanding, ending		280,756	422,715

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,488,910
Cost of units redeemed/account charges			(5,162,227)
Net investment income (loss)			43,681
Net realized gain (loss)			(59,757)
Realized gain distributions			13,735
Net change in unrealized appreciation (depreciation)			(2,340)
Net assets			$322,002

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	281	$322	1.25%	1.7%	12/31/2024	$1.20	0	$0	1.00%	1.9%	12/31/2024	$1.26	0	$0	0.75%	2.2%
12/31/2023	1.13	423	477	1.25%	3.2%	12/31/2023	1.18	0	0	1.00%	3.4%	12/31/2023	1.23	0	0	0.75%	3.7%
12/31/2022	1.09	413	451	1.25%	-8.7%	12/31/2022	1.14	0	0	1.00%	-8.4%	12/31/2022	1.19	0	0	0.75%	-8.2%
12/31/2021	1.20	405	485	1.25%	-2.1%	12/31/2021	1.24	0	0	1.00%	-1.8%	12/31/2021	1.29	0	0	0.75%	-1.6%
12/31/2020	1.22	393	481	1.25%	6.1%	12/31/2020	1.27	0	0	1.00%	6.3%	12/31/2020	1.31	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	2.4%	12/31/2024	$1.38	0	$0	0.25%	2.7%	12/31/2024	$1.44	0	$0	0.00%	3.0%
12/31/2023	1.28	0	0	0.50%	4.0%	12/31/2023	1.34	0	0	0.25%	4.2%	12/31/2023	1.40	0	0	0.00%	4.5%
12/31/2022	1.23	0	0	0.50%	-8.0%	12/31/2022	1.29	0	0	0.25%	-7.8%	12/31/2022	1.34	0	0	0.00%	-7.5%
12/31/2021	1.34	0	0	0.50%	-1.3%	12/31/2021	1.39	0	0	0.25%	-1.1%	12/31/2021	1.45	0	0	0.00%	-0.8%
12/31/2020	1.36	0	0	0.50%	6.9%	12/31/2020	1.41	0	0	0.25%	7.1%	12/31/2020	1.46	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.0%
2022	2.1%
2021	1.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R3 Class - 06-186

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,276	$144,548	10,976
Receivables: investments sold	-
Payables: investments purchased	(53)
Net assets	$136,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,020	45,622	$1.10
Band 100	86,203	74,980	1.15
Band 75	-	-	1.21
Band 50	-	-	1.26
Band 25	-	-	1.33
Band 0	-	-	1.39
Total	$136,223	120,602

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,800
Mortality & expense charges			(1,742)
Net investment income (loss)			4,058

Gain (loss) on investments:
Net realized gain (loss)			(2,318)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			971
Net gain (loss)			(1,347)

Increase (decrease) in net assets from operations			$2,711

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,058	$3,886
Net realized gain (loss)		(2,318)	(5,415)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		971	6,473

Increase (decrease) in net assets from operations		2,711	4,944

Contract owner transactions:
Proceeds from units sold		5,445	22,550
Cost of units redeemed		(43,516)	(65,233)
Account charges		(145)	(115)
Increase (decrease)		(38,216)	(42,798)
Net increase (decrease)		(35,505)	(37,854)
Net assets, beginning		171,728	209,582
Net assets, ending		$136,223	$171,728

Units sold		5,038	22,202
Units redeemed		(39,509)	(61,679)
Net increase (decrease)		(34,471)	(39,477)
Units outstanding, beginning		155,073	194,550
Units outstanding, ending		120,602	155,073

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,039,686
Cost of units redeemed/account charges			(6,057,124)
Net investment income (loss)			107,805
Net realized gain (loss)			33,587
Realized gain distributions			20,541
Net change in unrealized appreciation (depreciation)			(8,272)
Net assets			$136,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	46	$50	1.25%	1.4%	12/31/2024	$1.15	75	$86	1.00%	1.6%	12/31/2024	$1.21	0	$0	0.75%	1.9%
12/31/2023	1.08	75	81	1.25%	2.9%	12/31/2023	1.13	80	91	1.00%	3.1%	12/31/2023	1.18	0	0	0.75%	3.4%
12/31/2022	1.05	84	89	1.25%	-8.9%	12/31/2022	1.10	110	121	1.00%	-8.7%	12/31/2022	1.14	0	0	0.75%	-8.5%
12/31/2021	1.15	123	142	1.25%	-2.4%	12/31/2021	1.20	168	201	1.00%	-2.1%	12/31/2021	1.25	0	0	0.75%	-1.9%
12/31/2020	1.18	143	169	1.25%	5.7%	12/31/2020	1.23	200	246	1.00%	6.0%	12/31/2020	1.27	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	2.1%	12/31/2024	$1.33	0	$0	0.25%	2.4%	12/31/2024	$1.39	0	$0	0.00%	2.6%
12/31/2023	1.24	0	0	0.50%	3.6%	12/31/2023	1.29	0	0	0.25%	3.9%	12/31/2023	1.35	0	0	0.00%	4.2%
12/31/2022	1.19	0	0	0.50%	-8.3%	12/31/2022	1.25	0	0	0.25%	-8.0%	12/31/2022	1.30	0	0	0.00%	-7.8%
12/31/2021	1.30	0	0	0.50%	-1.6%	12/31/2021	1.36	0	0	0.25%	-1.4%	12/31/2021	1.41	0	0	0.00%	-1.1%
12/31/2020	1.32	0	0	0.50%	6.5%	12/31/2020	1.37	0	0	0.25%	6.8%	12/31/2020	1.43	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	3.2%
2022	1.7%
2021	0.7%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R4 Class - 06-503

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,857,867	$6,881,917	129,094
Receivables: investments sold	5,267
Payables: investments purchased	-
Net assets	$7,863,134

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,863,134	2,242,411	$3.51
Band 100	-	-	3.63
Band 75	-	-	3.75
Band 50	-	-	3.88
Band 25	-	-	4.01
Band 0	-	-	4.15
Total	$7,863,134	2,242,411

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,708
Mortality & expense charges			(94,649)
Net investment income (loss)			(51,941)

Gain (loss) on investments:
Net realized gain (loss)			203,168
Realized gain distributions			345,674
Net change in unrealized appreciation (depreciation)			536,588
Net gain (loss)			1,085,430

Increase (decrease) in net assets from operations			$1,033,489

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,941)	$(23,209)
Net realized gain (loss)		203,168	20,632
Realized gain distributions		345,674	326,081
Net change in unrealized appreciation (depreciation)		536,588	1,200,192

Increase (decrease) in net assets from operations		1,033,489	1,523,696

Contract owner transactions:
Proceeds from units sold		1,145,076	1,339,751
Cost of units redeemed		(2,005,261)	(1,999,749)
Account charges		(4,316)	(5,206)
Increase (decrease)		(864,501)	(665,204)
Net increase (decrease)		168,988	858,492
Net assets, beginning		7,694,146	6,835,654
Net assets, ending		$7,863,134	$7,694,146

Units sold		365,010	488,964
Units redeemed		(652,114)	(724,241)
Net increase (decrease)		(287,104)	(235,277)
Units outstanding, beginning		2,529,515	2,764,792
Units outstanding, ending		2,242,411	2,529,515

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$36,451,726
Cost of units redeemed/account charges			(37,519,760)
Net investment income (loss)			(593,146)
Net realized gain (loss)			4,162,776
Realized gain distributions			4,385,588
Net change in unrealized appreciation (depreciation)			975,950
Net assets			$7,863,134

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.51	2,242	$7,863	1.25%	15.3%	12/31/2024	$3.63	0	$0	1.00%	15.6%	12/31/2024	$3.75	0	$0	0.75%	15.9%
12/31/2023	3.04	2,530	7,694	1.25%	23.0%	12/31/2023	3.14	0	0	1.00%	23.3%	12/31/2023	3.24	0	0	0.75%	23.6%
12/31/2022	2.47	2,765	6,836	1.25%	-26.8%	12/31/2022	2.54	0	0	1.00%	-26.6%	12/31/2022	2.62	0	0	0.75%	-26.4%
12/31/2021	3.38	3,172	10,712	1.25%	16.2%	12/31/2021	3.47	0	0	1.00%	16.5%	12/31/2021	3.56	0	0	0.75%	16.8%
12/31/2020	2.91	4,408	12,807	1.25%	31.7%	12/31/2020	2.98	0	0	1.00%	32.0%	12/31/2020	3.05	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.88	0	$0	0.50%	16.2%	12/31/2024	$4.01	0	$0	0.25%	16.4%	12/31/2024	$4.15	0	$0	0.00%	16.7%
12/31/2023	3.34	0	0	0.50%	24.0%	12/31/2023	3.45	0	0	0.25%	24.3%	12/31/2023	3.56	0	0	0.00%	24.6%
12/31/2022	2.70	0	0	0.50%	-26.2%	12/31/2022	2.77	0	0	0.25%	-26.1%	12/31/2022	2.86	0	0	0.00%	-25.9%
12/31/2021	3.65	0	0	0.50%	17.1%	12/31/2021	3.75	0	0	0.25%	17.4%	12/31/2021	3.85	0	0	0.00%	17.7%
12/31/2020	3.12	0	0	0.50%	32.7%	12/31/2020	3.20	0	0	0.25%	33.0%	12/31/2020	3.27	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.9%
2022	0.6%
2021	0.2%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R3 Class - 06-502

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,391,516	$2,205,590	39,840
Receivables: investments sold	1,699
Payables: investments purchased	-
Net assets	$2,393,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,393,215	711,087	$3.37
Band 100	-	-	3.48
Band 75	-	-	3.60
Band 50	-	-	3.72
Band 25	-	-	3.85
Band 0	-	-	3.99
Total	$2,393,215	711,087

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,524
Mortality & expense charges			(32,283)
Net investment income (loss)			(25,759)

Gain (loss) on investments:
Net realized gain (loss)			100,603
Realized gain distributions			116,041
Net change in unrealized appreciation (depreciation)			168,850
Net gain (loss)			385,494

Increase (decrease) in net assets from operations			$359,735

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25,759)	$(11,365)
Net realized gain (loss)		100,603	(29,214)
Realized gain distributions		116,041	103,783
Net change in unrealized appreciation (depreciation)		168,850	371,390

Increase (decrease) in net assets from operations		359,735	434,594

Contract owner transactions:
Proceeds from units sold		668,340	389,530
Cost of units redeemed		(1,024,277)	(372,319)
Account charges		(1,230)	(1,184)
Increase (decrease)		(357,167)	16,027
Net increase (decrease)		2,568	450,621
Net assets, beginning		2,390,647	1,940,026
Net assets, ending		$2,393,215	$2,390,647

Units sold		207,904	146,752
Units redeemed		(313,234)	(142,975)
Net increase (decrease)		(105,330)	3,777
Units outstanding, beginning		816,417	812,640
Units outstanding, ending		711,087	816,417

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,695,871
Cost of units redeemed/account charges			(15,471,377)
Net investment income (loss)			(311,194)
Net realized gain (loss)			1,499,629
Realized gain distributions			1,794,360
Net change in unrealized appreciation (depreciation)			185,926
Net assets			$2,393,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.37	711	$2,393	1.25%	14.9%	12/31/2024	$3.48	0	$0	1.00%	15.2%	12/31/2024	$3.60	0	$0	0.75%	15.5%
12/31/2023	2.93	816	2,391	1.25%	22.7%	12/31/2023	3.02	0	0	1.00%	23.0%	12/31/2023	3.12	0	0	0.75%	23.3%
12/31/2022	2.39	813	1,940	1.25%	-27.0%	12/31/2022	2.46	0	0	1.00%	-26.8%	12/31/2022	2.53	0	0	0.75%	-26.6%
12/31/2021	3.27	925	3,024	1.25%	15.9%	12/31/2021	3.36	0	0	1.00%	16.2%	12/31/2021	3.45	0	0	0.75%	16.5%
12/31/2020	2.82	948	2,676	1.25%	31.3%	12/31/2020	2.89	0	0	1.00%	31.6%	12/31/2020	2.96	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.72	0	$0	0.50%	15.8%	12/31/2024	$3.85	0	$0	0.25%	16.1%	12/31/2024	$3.99	0	$0	0.00%	16.4%
12/31/2023	3.22	0	0	0.50%	23.6%	12/31/2023	3.32	0	0	0.25%	23.9%	12/31/2023	3.42	0	0	0.00%	24.2%
12/31/2022	2.60	0	0	0.50%	-26.5%	12/31/2022	2.68	0	0	0.25%	-26.3%	12/31/2022	2.76	0	0	0.00%	-26.1%
12/31/2021	3.54	0	0	0.50%	16.8%	12/31/2021	3.63	0	0	0.25%	17.0%	12/31/2021	3.73	0	0	0.00%	17.3%
12/31/2020	3.03	0	0	0.50%	32.3%	12/31/2020	3.10	0	0	0.25%	32.6%	12/31/2020	3.18	2	6	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.7%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R4 Class - 06-689

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,957,257	$2,862,163	39,122
Receivables: investments sold	35,194
Payables: investments purchased	-
Net assets	$2,992,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,930,903	1,509,380	$1.94
Band 100	-	-	2.00
Band 75	-	-	2.07
Band 50	-	-	2.13
Band 25	-	-	2.20
Band 0	61,548	27,076	2.27
Total	$2,992,451	1,536,456

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,378
Mortality & expense charges			(34,671)
Net investment income (loss)			(8,293)

Gain (loss) on investments:
Net realized gain (loss)			82,518
Realized gain distributions			80,624
Net change in unrealized appreciation (depreciation)			(27,254)
Net gain (loss)			135,888

Increase (decrease) in net assets from operations			$127,595

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,293)	$2,395
Net realized gain (loss)		82,518	13,692
Realized gain distributions		80,624	24,362
Net change in unrealized appreciation (depreciation)		(27,254)	223,893

Increase (decrease) in net assets from operations		127,595	264,342

Contract owner transactions:
Proceeds from units sold		1,590,908	626,921
Cost of units redeemed		(786,769)	(545,607)
Account charges		(4,303)	(4,084)
Increase (decrease)		799,836	77,230
Net increase (decrease)		927,431	341,572
Net assets, beginning		2,065,020	1,723,448
Net assets, ending		$2,992,451	$2,065,020

Units sold		840,216	364,656
Units redeemed		(418,817)	(312,890)
Net increase (decrease)		421,399	51,766
Units outstanding, beginning		1,115,057	1,063,291
Units outstanding, ending		1,536,456	1,115,057

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$46,013,735
Cost of units redeemed/account charges			(50,040,564)
Net investment income (loss)			(357,916)
Net realized gain (loss)			5,857,220
Realized gain distributions			1,424,882
Net change in unrealized appreciation (depreciation)			95,094
Net assets			$2,992,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	1,509	$2,931	1.25%	5.2%	12/31/2024	$2.00	0	$0	1.00%	5.5%	12/31/2024	$2.07	0	$0	0.75%	5.7%
12/31/2023	1.85	1,092	2,016	1.25%	14.4%	12/31/2023	1.90	0	0	1.00%	14.7%	12/31/2023	1.96	0	0	0.75%	14.9%
12/31/2022	1.61	1,031	1,665	1.25%	-23.0%	12/31/2022	1.66	0	0	1.00%	-22.8%	12/31/2022	1.70	0	0	0.75%	-22.6%
12/31/2021	2.10	1,480	3,102	1.25%	3.5%	12/31/2021	2.15	0	0	1.00%	3.7%	12/31/2021	2.20	0	0	0.75%	4.0%
12/31/2020	2.03	5,145	10,423	1.25%	23.3%	12/31/2020	2.07	0	0	1.00%	23.6%	12/31/2020	2.12	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	0	$0	0.50%	6.0%	12/31/2024	$2.20	0	$0	0.25%	6.2%	12/31/2024	$2.27	27	$62	0.00%	6.5%
12/31/2023	2.01	0	0	0.50%	15.2%	12/31/2023	2.07	0	0	0.25%	15.5%	12/31/2023	2.13	23	49	0.00%	15.8%
12/31/2022	1.75	0	0	0.50%	-22.4%	12/31/2022	1.79	0	0	0.25%	-22.2%	12/31/2022	1.84	32	59	0.00%	-22.0%
12/31/2021	2.25	0	0	0.50%	4.2%	12/31/2021	2.31	0	0	0.25%	4.5%	12/31/2021	2.36	23	54	0.00%	4.8%
12/31/2020	2.16	0	0	0.50%	24.2%	12/31/2020	2.21	0	0	0.25%	24.5%	12/31/2020	2.26	19	42	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.4%
2022	0.7%
2021	0.2%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R3 Class - 06-691

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,087,718	$1,075,568	14,552
Receivables: investments sold	13,733
Payables: investments purchased	-
Net assets	$1,101,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,101,451	590,154	$1.87
Band 100	-	-	1.93
Band 75	-	-	1.99
Band 50	-	-	2.05
Band 25	-	-	2.12
Band 0	-	-	2.18
Total	$1,101,451	590,154

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,502
Mortality & expense charges			(14,796)
Net investment income (loss)			(8,294)

Gain (loss) on investments:
Net realized gain (loss)			71,226
Realized gain distributions			30,063
Net change in unrealized appreciation (depreciation)			(35,388)
Net gain (loss)			65,901

Increase (decrease) in net assets from operations			$57,607

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,294)	$(566)
Net realized gain (loss)		71,226	2,536
Realized gain distributions		30,063	9,912
Net change in unrealized appreciation (depreciation)		(35,388)	85,721

Increase (decrease) in net assets from operations		57,607	97,603

Contract owner transactions:
Proceeds from units sold		809,775	170,533
Cost of units redeemed		(585,931)	(101,507)
Account charges		(1,206)	(752)
Increase (decrease)		222,638	68,274
Net increase (decrease)		280,245	165,877
Net assets, beginning		821,206	655,329
Net assets, ending		$1,101,451	$821,206

Units sold		439,159	107,233
Units redeemed		(310,467)	(65,733)
Net increase (decrease)		128,692	41,500
Units outstanding, beginning		461,462	419,962
Units outstanding, ending		590,154	461,462

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,354,180
Cost of units redeemed/account charges			(2,633,816)
Net investment income (loss)			(52,944)
Net realized gain (loss)			275,950
Realized gain distributions			145,931
Net change in unrealized appreciation (depreciation)			12,150
Net assets			$1,101,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	590	$1,101	1.25%	4.9%	12/31/2024	$1.93	0	$0	1.00%	5.1%	12/31/2024	$1.99	0	$0	0.75%	5.4%
12/31/2023	1.78	461	821	1.25%	14.0%	12/31/2023	1.83	0	0	1.00%	14.3%	12/31/2023	1.89	0	0	0.75%	14.6%
12/31/2022	1.56	420	655	1.25%	-23.2%	12/31/2022	1.60	0	0	1.00%	-23.0%	12/31/2022	1.65	0	0	0.75%	-22.8%
12/31/2021	2.03	435	885	1.25%	3.2%	12/31/2021	2.08	0	0	1.00%	3.4%	12/31/2021	2.13	0	0	0.75%	3.7%
12/31/2020	1.97	472	929	1.25%	22.9%	12/31/2020	2.01	0	0	1.00%	23.2%	12/31/2020	2.06	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	5.7%	12/31/2024	$2.12	0	$0	0.25%	5.9%	12/31/2024	$2.18	0	$0	0.00%	6.2%
12/31/2023	1.94	0	0	0.50%	14.9%	12/31/2023	2.00	0	0	0.25%	15.2%	12/31/2023	2.06	0	0	0.00%	15.5%
12/31/2022	1.69	0	0	0.50%	-22.7%	12/31/2022	1.74	0	0	0.25%	-22.5%	12/31/2022	1.78	0	0	0.00%	-22.3%
12/31/2021	2.18	0	0	0.50%	3.9%	12/31/2021	2.24	0	0	0.25%	4.2%	12/31/2021	2.29	0	0	0.00%	4.4%
12/31/2020	2.10	0	0	0.50%	23.9%	12/31/2020	2.15	0	0	0.25%	24.2%	12/31/2020	2.19	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.2%
2022	0.6%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R4 Class - 06-332

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$531,563	$499,037	7,992
Receivables: investments sold	2,278
Payables: investments purchased	-
Net assets	$533,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$533,841	241,654	$2.21
Band 100	-	-	2.31
Band 75	-	-	2.41
Band 50	-	-	2.51
Band 25	-	-	2.62
Band 0	-	-	2.74
Total	$533,841	241,654

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,323
Mortality & expense charges			(7,148)
Net investment income (loss)			(3,825)

Gain (loss) on investments:
Net realized gain (loss)			13,728
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,158)
Net gain (loss)			5,570

Increase (decrease) in net assets from operations			$1,745

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,825)	$(4,317)
Net realized gain (loss)		13,728	(25,096)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,158)	151,475

Increase (decrease) in net assets from operations		1,745	122,062

Contract owner transactions:
Proceeds from units sold		109,857	115,392
Cost of units redeemed		(370,147)	(313,052)
Account charges		(77)	(36)
Increase (decrease)		(260,367)	(197,696)
Net increase (decrease)		(258,622)	(75,634)
Net assets, beginning		792,463	868,097
Net assets, ending		$533,841	$792,463

Units sold		50,276	58,188
Units redeemed		(171,210)	(162,014)
Net increase (decrease)		(120,934)	(103,826)
Units outstanding, beginning		362,588	466,414
Units outstanding, ending		241,654	362,588

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,710,961
Cost of units redeemed/account charges			(9,924,924)
Net investment income (loss)			(208,981)
Net realized gain (loss)			1,152,760
Realized gain distributions			771,499
Net change in unrealized appreciation (depreciation)			32,526
Net assets			$533,841

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	242	$534	1.25%	1.1%	12/31/2024	$2.31	0	$0	1.00%	1.3%	12/31/2024	$2.41	0	$0	0.75%	1.6%
12/31/2023	2.19	363	792	1.25%	17.4%	12/31/2023	2.28	0	0	1.00%	17.7%	12/31/2023	2.37	0	0	0.75%	18.0%
12/31/2022	1.86	466	868	1.25%	-30.8%	12/31/2022	1.93	0	0	1.00%	-30.6%	12/31/2022	2.01	0	0	0.75%	-30.4%
12/31/2021	2.69	526	1,414	1.25%	8.9%	12/31/2021	2.78	0	0	1.00%	9.2%	12/31/2021	2.88	0	0	0.75%	9.5%
12/31/2020	2.47	1,165	2,876	1.25%	35.8%	12/31/2020	2.55	0	0	1.00%	36.1%	12/31/2020	2.64	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.51	0	$0	0.50%	1.8%	12/31/2024	$2.62	0	$0	0.25%	2.1%	12/31/2024	$2.74	0	$0	0.00%	2.4%
12/31/2023	2.47	0	0	0.50%	18.3%	12/31/2023	2.57	0	0	0.25%	18.6%	12/31/2023	2.67	0	0	0.00%	18.9%
12/31/2022	2.08	0	0	0.50%	-30.2%	12/31/2022	2.17	0	0	0.25%	-30.1%	12/31/2022	2.25	0	0	0.00%	-29.9%
12/31/2021	2.99	0	0	0.50%	9.7%	12/31/2021	3.10	0	0	0.25%	10.0%	12/31/2021	3.21	0	0	0.00%	10.3%
12/31/2020	2.72	0	0	0.50%	36.8%	12/31/2020	2.81	0	0	0.25%	37.1%	12/31/2020	2.91	0	0	0.00%	37.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R3 Class - 06-333

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$599,241	$559,310	9,536
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$599,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$500,006	239,195	$2.09
Band 100	99,383	45,549	2.18
Band 75	-	-	2.28
Band 50	-	-	2.38
Band 25	-	-	2.48
Band 0	-	-	2.59
Total	$599,389	284,744

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,333
Mortality & expense charges			(12,002)
Net investment income (loss)			(9,669)

Gain (loss) on investments:
Net realized gain (loss)			65,354
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(49,661)
Net gain (loss)			15,693

Increase (decrease) in net assets from operations			$6,024

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,669)	$(6,893)
Net realized gain (loss)		65,354	1,468
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(49,661)	156,493

Increase (decrease) in net assets from operations		6,024	151,068

Contract owner transactions:
Proceeds from units sold		214,717	210,986
Cost of units redeemed		(772,389)	(102,794)
Account charges		(172)	(83)
Increase (decrease)		(557,844)	108,109
Net increase (decrease)		(551,820)	259,177
Net assets, beginning		1,151,209	892,032
Net assets, ending		$599,389	$1,151,209

Units sold		103,985	104,965
Units redeemed		(372,146)	(52,530)
Net increase (decrease)		(268,161)	52,435
Units outstanding, beginning		552,905	500,470
Units outstanding, ending		284,744	552,905

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,441,244
Cost of units redeemed/account charges			(8,630,455)
Net investment income (loss)			(248,666)
Net realized gain (loss)			1,031,977
Realized gain distributions			965,358
Net change in unrealized appreciation (depreciation)			39,931
Net assets			$599,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	239	$500	1.25%	0.8%	12/31/2024	$2.18	46	$99	1.00%	1.0%	12/31/2024	$2.28	0	$0	0.75%	1.3%
12/31/2023	2.07	501	1,039	1.25%	17.1%	12/31/2023	2.16	52	112	1.00%	17.4%	12/31/2023	2.25	0	0	0.75%	17.6%
12/31/2022	1.77	422	748	1.25%	-31.0%	12/31/2022	1.84	78	144	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.57	725	1,861	1.25%	8.6%	12/31/2021	2.66	80	214	1.00%	8.9%	12/31/2021	2.75	0	0	0.75%	9.1%
12/31/2020	2.36	849	2,007	1.25%	35.4%	12/31/2020	2.44	108	263	1.00%	35.7%	12/31/2020	2.52	0	0	0.75%	36.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.38	0	$0	0.50%	1.5%	12/31/2024	$2.48	0	$0	0.25%	1.8%	12/31/2024	$2.59	0	$0	0.00%	2.1%
12/31/2023	2.34	0	0	0.50%	17.9%	12/31/2023	2.44	0	0	0.25%	18.2%	12/31/2023	2.54	0	0	0.00%	18.5%
12/31/2022	1.98	0	0	0.50%	-30.4%	12/31/2022	2.06	0	0	0.25%	-30.3%	12/31/2022	2.14	0	0	0.00%	-30.1%
12/31/2021	2.85	0	0	0.50%	9.4%	12/31/2021	2.96	0	0	0.25%	9.7%	12/31/2021	3.06	0	0	0.00%	9.9%
12/31/2020	2.61	0	0	0.50%	36.4%	12/31/2020	2.70	0	0	0.25%	36.7%	12/31/2020	2.79	34	93	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R4 Class - 06-216

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,426,193	$12,521,606	222,876
Receivables: investments sold	-
Payables: investments purchased	(40,321)
Net assets	$16,385,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,385,872	3,250,480	$5.04
Band 100	-	-	5.28
Band 75	-	-	5.52
Band 50	-	-	5.78
Band 25	-	-	6.05
Band 0	-	-	6.33
Total	$16,385,872	3,250,480

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56,769
Mortality & expense charges			(201,103)
Net investment income (loss)			(144,334)

Gain (loss) on investments:
Net realized gain (loss)			1,145,287
Realized gain distributions			1,303,516
Net change in unrealized appreciation (depreciation)			1,430,572
Net gain (loss)			3,879,375

Increase (decrease) in net assets from operations			$3,735,041

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(144,334)	$(107,751)
Net realized gain (loss)		1,145,287	284,818
Realized gain distributions		1,303,516	1,034,471
Net change in unrealized appreciation (depreciation)		1,430,572	3,306,499

Increase (decrease) in net assets from operations		3,735,041	4,518,037

Contract owner transactions:
Proceeds from units sold		1,741,822	1,660,665
Cost of units redeemed		(5,195,105)	(4,221,505)
Account charges		(9,702)	(9,645)
Increase (decrease)		(3,462,985)	(2,570,485)
Net increase (decrease)		272,056	1,947,552
Net assets, beginning		16,113,816	14,166,264
Net assets, ending		$16,385,872	$16,113,816

Units sold		388,397	487,242
Units redeemed		(1,190,742)	(1,261,292)
Net increase (decrease)		(802,345)	(774,050)
Units outstanding, beginning		4,052,825	4,826,875
Units outstanding, ending		3,250,480	4,052,825

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$135,656,479
Cost of units redeemed/account charges			(165,744,913)
Net investment income (loss)			(2,916,402)
Net realized gain (loss)			21,628,641
Realized gain distributions			23,857,480
Net change in unrealized appreciation (depreciation)			3,904,587
Net assets			$16,385,872

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.04	3,250	$16,386	1.25%	26.8%	12/31/2024	$5.28	0	$0	1.00%	27.1%	12/31/2024	$5.52	0	$0	0.75%	27.4%
12/31/2023	3.98	4,053	16,114	1.25%	35.5%	12/31/2023	4.15	0	0	1.00%	35.8%	12/31/2023	4.33	0	0	0.75%	36.1%
12/31/2022	2.93	4,827	14,166	1.25%	-31.6%	12/31/2022	3.06	0	0	1.00%	-31.4%	12/31/2022	3.18	0	0	0.75%	-31.3%
12/31/2021	4.29	6,058	25,992	1.25%	17.8%	12/31/2021	4.46	0	0	1.00%	18.1%	12/31/2021	4.63	0	0	0.75%	18.4%
12/31/2020	3.64	6,971	25,394	1.25%	36.1%	12/31/2020	3.77	0	0	1.00%	36.4%	12/31/2020	3.91	0	0	0.75%	36.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.78	0	$0	0.50%	27.7%	12/31/2024	$6.05	0	$0	0.25%	28.1%	12/31/2024	$6.33	0	$0	0.00%	28.4%
12/31/2023	4.52	0	0	0.50%	36.5%	12/31/2023	4.72	0	0	0.25%	36.8%	12/31/2023	4.93	0	0	0.00%	37.2%
12/31/2022	3.31	0	0	0.50%	-31.1%	12/31/2022	3.45	0	0	0.25%	-30.9%	12/31/2022	3.59	0	0	0.00%	-30.7%
12/31/2021	4.81	0	0	0.50%	18.7%	12/31/2021	4.99	0	0	0.25%	19.0%	12/31/2021	5.19	0	0	0.00%	19.3%
12/31/2020	4.05	0	0	0.50%	37.1%	12/31/2020	4.20	0	0	0.25%	37.5%	12/31/2020	4.35	0	0	0.00%	37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.5%
2022	0.2%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R3 Class - 06-179

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,835,177	$8,898,275	163,994
Receivables: investments sold	-
Payables: investments purchased	(29,194)
Net assets	$11,805,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,905,046	1,984,229	$4.99
Band 100	1,900,937	363,149	5.23
Band 75	-	-	5.49
Band 50	-	-	5.76
Band 25	-	-	6.04
Band 0	-	-	6.33
Total	$11,805,983	2,347,378

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,546
Mortality & expense charges			(144,588)
Net investment income (loss)			(135,042)

Gain (loss) on investments:
Net realized gain (loss)			871,264
Realized gain distributions			963,883
Net change in unrealized appreciation (depreciation)			1,097,838
Net gain (loss)			2,932,985

Increase (decrease) in net assets from operations			$2,797,943

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(135,042)	$(91,957)
Net realized gain (loss)		871,264	257,888
Realized gain distributions		963,883	708,876
Net change in unrealized appreciation (depreciation)		1,097,838	2,172,109

Increase (decrease) in net assets from operations		2,797,943	3,046,916

Contract owner transactions:
Proceeds from units sold		1,222,298	1,159,805
Cost of units redeemed		(3,309,373)	(2,554,564)
Account charges		(3,727)	(6,134)
Increase (decrease)		(2,090,802)	(1,400,893)
Net increase (decrease)		707,141	1,646,023
Net assets, beginning		11,098,842	9,452,819
Net assets, ending		$11,805,983	$11,098,842

Units sold		308,841	334,355
Units redeemed		(754,741)	(754,013)
Net increase (decrease)		(445,900)	(419,658)
Units outstanding, beginning		2,793,278	3,212,936
Units outstanding, ending		2,347,378	2,793,278

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$74,924,094
Cost of units redeemed/account charges			(94,132,020)
Net investment income (loss)			(2,636,452)
Net realized gain (loss)			16,534,361
Realized gain distributions			14,179,098
Net change in unrealized appreciation (depreciation)			2,936,902
Net assets			$11,805,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.99	1,984	$9,905	1.25%	26.4%	12/31/2024	$5.23	363	$1,901	1.00%	26.7%	12/31/2024	$5.49	0	$0	0.75%	27.1%
12/31/2023	3.95	2,413	9,528	1.25%	35.1%	12/31/2023	4.13	380	1,571	1.00%	35.4%	12/31/2023	4.32	0	0	0.75%	35.7%
12/31/2022	2.92	2,743	8,020	1.25%	-31.8%	12/31/2022	3.05	470	1,432	1.00%	-31.6%	12/31/2022	3.18	0	0	0.75%	-31.5%
12/31/2021	4.29	3,649	15,642	1.25%	17.5%	12/31/2021	4.46	552	2,464	1.00%	17.7%	12/31/2021	4.64	0	0	0.75%	18.0%
12/31/2020	3.65	4,295	15,676	1.25%	35.7%	12/31/2020	3.79	587	2,223	1.00%	36.0%	12/31/2020	3.93	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.76	0	$0	0.50%	27.4%	12/31/2024	$6.04	0	$0	0.25%	27.7%	12/31/2024	$6.33	0	$0	0.00%	28.0%
12/31/2023	4.52	0	0	0.50%	36.1%	12/31/2023	4.73	0	0	0.25%	36.4%	12/31/2023	4.94	0	0	0.00%	36.8%
12/31/2022	3.32	0	0	0.50%	-31.3%	12/31/2022	3.46	0	0	0.25%	-31.1%	12/31/2022	3.62	0	0	0.00%	-30.9%
12/31/2021	4.83	0	0	0.50%	18.3%	12/31/2021	5.03	0	0	0.25%	18.6%	12/31/2021	5.24	0	0	0.00%	18.9%
12/31/2020	4.08	2	9	0.50%	36.7%	12/31/2020	4.24	0	0	0.25%	37.0%	12/31/2020	4.40	0	0	0.00%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R4 Class - 06-448

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,343,171	$6,953,154	136,488
Receivables: investments sold	-
Payables: investments purchased	(6,452)
Net assets	$8,336,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,336,719	1,710,054	$4.88
Band 100	-	-	5.06
Band 75	-	-	5.26
Band 50	-	-	5.46
Band 25	-	-	5.67
Band 0	-	-	5.88
Total	$8,336,719	1,710,054

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$114,824
Mortality & expense charges			(108,102)
Net investment income (loss)			6,722

Gain (loss) on investments:
Net realized gain (loss)			448,734
Realized gain distributions			715,949
Net change in unrealized appreciation (depreciation)			213,104
Net gain (loss)			1,377,787

Increase (decrease) in net assets from operations			$1,384,509

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,722	$39,588
Net realized gain (loss)		448,734	254,155
Realized gain distributions		715,949	369,737
Net change in unrealized appreciation (depreciation)		213,104	498,235

Increase (decrease) in net assets from operations		1,384,509	1,161,715

Contract owner transactions:
Proceeds from units sold		1,141,840	671,025
Cost of units redeemed		(2,355,719)	(3,032,772)
Account charges		(4,381)	(4,948)
Increase (decrease)		(1,218,260)	(2,366,695)
Net increase (decrease)		166,249	(1,204,980)
Net assets, beginning		8,170,470	9,375,450
Net assets, ending		$8,336,719	$8,170,470

Units sold		273,658	189,840
Units redeemed		(532,357)	(818,769)
Net increase (decrease)		(258,699)	(628,929)
Units outstanding, beginning		1,968,753	2,597,682
Units outstanding, ending		1,710,054	1,968,753

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$88,122,590
Cost of units redeemed/account charges			(107,653,566)
Net investment income (loss)			1,718,167
Net realized gain (loss)			12,038,628
Realized gain distributions			12,720,883
Net change in unrealized appreciation (depreciation)			1,390,017
Net assets			$8,336,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.88	1,710	$8,337	1.25%	17.5%	12/31/2024	$5.06	0	$0	1.00%	17.8%	12/31/2024	$5.26	0	$0	0.75%	18.1%
12/31/2023	4.15	1,969	8,170	1.25%	15.7%	12/31/2023	4.30	0	0	1.00%	16.0%	12/31/2023	4.45	0	0	0.75%	16.3%
12/31/2022	3.59	2,503	8,975	1.25%	-9.6%	12/31/2022	3.70	0	0	1.00%	-9.4%	12/31/2022	3.83	0	0	0.75%	-9.2%
12/31/2021	3.97	4,960	19,684	1.25%	26.8%	12/31/2021	4.09	0	0	1.00%	27.2%	12/31/2021	4.21	0	0	0.75%	27.5%
12/31/2020	3.13	12,018	37,602	1.25%	6.4%	12/31/2020	3.22	0	0	1.00%	6.6%	12/31/2020	3.31	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.46	0	$0	0.50%	18.4%	12/31/2024	$5.67	0	$0	0.25%	18.7%	12/31/2024	$5.88	0	$0	0.00%	19.0%
12/31/2023	4.61	0	0	0.50%	16.6%	12/31/2023	4.78	0	0	0.25%	16.9%	12/31/2023	4.95	0	0	0.00%	17.2%
12/31/2022	3.95	0	0	0.50%	-9.0%	12/31/2022	4.09	0	0	0.25%	-8.7%	12/31/2022	4.22	95	400	0.00%	-8.5%
12/31/2021	4.34	0	0	0.50%	27.8%	12/31/2021	4.48	0	0	0.25%	28.1%	12/31/2021	4.61	122	561	0.00%	28.4%
12/31/2020	3.40	0	0	0.50%	7.2%	12/31/2020	3.49	0	0	0.25%	7.4%	12/31/2020	3.59	105	378	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.7%
2021	1.5%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R3 Class - 06-449

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,066,955	$1,807,437	33,997
Receivables: investments sold	-
Payables: investments purchased	(588)
Net assets	$2,066,367

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,066,367	443,679	$4.66
Band 100	-	-	4.84
Band 75	-	-	5.02
Band 50	-	-	5.21
Band 25	-	-	5.41
Band 0	-	-	5.62
Total	$2,066,367	443,679

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,822
Mortality & expense charges			(29,699)
Net investment income (loss)			(4,877)

Gain (loss) on investments:
Net realized gain (loss)			221,844
Realized gain distributions			204,791
Net change in unrealized appreciation (depreciation)			(36,684)
Net gain (loss)			389,951

Increase (decrease) in net assets from operations			$385,074

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,877)	$4,705
Net realized gain (loss)		221,844	51,034
Realized gain distributions		204,791	109,229
Net change in unrealized appreciation (depreciation)		(36,684)	177,175

Increase (decrease) in net assets from operations		385,074	342,143

Contract owner transactions:
Proceeds from units sold		479,136	335,117
Cost of units redeemed		(1,311,117)	(541,010)
Account charges		(2,171)	(2,097)
Increase (decrease)		(834,152)	(207,990)
Net increase (decrease)		(449,078)	134,153
Net assets, beginning		2,515,445	2,381,292
Net assets, ending		$2,066,367	$2,515,445

Units sold		109,166	95,519
Units redeemed		(297,911)	(153,988)
Net increase (decrease)		(188,745)	(58,469)
Units outstanding, beginning		632,424	690,893
Units outstanding, ending		443,679	632,424

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,162,271
Cost of units redeemed/account charges			(20,879,961)
Net investment income (loss)			209,051
Net realized gain (loss)			1,989,891
Realized gain distributions			2,325,597
Net change in unrealized appreciation (depreciation)			259,518
Net assets			$2,066,367

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.66	444	$2,066	1.25%	17.1%	12/31/2024	$4.84	0	$0	1.00%	17.4%	12/31/2024	$5.02	0	$0	0.75%	17.7%
12/31/2023	3.98	632	2,515	1.25%	15.4%	12/31/2023	4.12	0	0	1.00%	15.7%	12/31/2023	4.27	0	0	0.75%	16.0%
12/31/2022	3.45	691	2,381	1.25%	-9.9%	12/31/2022	3.56	0	0	1.00%	-9.7%	12/31/2022	3.68	0	0	0.75%	-9.5%
12/31/2021	3.83	1,024	3,919	1.25%	26.5%	12/31/2021	3.94	0	0	1.00%	26.8%	12/31/2021	4.06	0	0	0.75%	27.1%
12/31/2020	3.03	1,449	4,383	1.25%	6.0%	12/31/2020	3.11	0	0	1.00%	6.3%	12/31/2020	3.20	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.21	0	$0	0.50%	18.0%	12/31/2024	$5.41	0	$0	0.25%	18.3%	12/31/2024	$5.62	0	$0	0.00%	18.6%
12/31/2023	4.42	0	0	0.50%	16.3%	12/31/2023	4.58	0	0	0.25%	16.6%	12/31/2023	4.74	0	0	0.00%	16.8%
12/31/2022	3.80	0	0	0.50%	-9.2%	12/31/2022	3.93	0	0	0.25%	-9.0%	12/31/2022	4.06	0	0	0.00%	-8.8%
12/31/2021	4.19	0	0	0.50%	27.4%	12/31/2021	4.32	0	0	0.25%	27.7%	12/31/2021	4.45	0	0	0.00%	28.1%
12/31/2020	3.29	0	0	0.50%	6.8%	12/31/2020	3.38	0	0	0.25%	7.1%	12/31/2020	3.47	39	136	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.4%
2022	1.3%
2021	1.2%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R3 Class - 06-957

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,789,167	$1,781,668	155,225
Receivables: investments sold	585
Payables: investments purchased	-
Net assets	$1,789,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,789,752	1,326,061	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$1,789,752	1,326,061

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$46,146
Mortality & expense charges			(24,095)
Net investment income (loss)			22,051

Gain (loss) on investments:
Net realized gain (loss)			19,567
Realized gain distributions			36,164
Net change in unrealized appreciation (depreciation)			40,320
Net gain (loss)			96,051

Increase (decrease) in net assets from operations			$118,102

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,051	$22,287
Net realized gain (loss)		19,567	(19,874)
Realized gain distributions		36,164	13,294
Net change in unrealized appreciation (depreciation)		40,320	103,218

Increase (decrease) in net assets from operations		118,102	118,925

Contract owner transactions:
Proceeds from units sold		474,508	142,946
Cost of units redeemed		(702,010)	(346,215)
Account charges		(335)	(582)
Increase (decrease)		(227,837)	(203,851)
Net increase (decrease)		(109,735)	(84,926)
Net assets, beginning		1,899,487	1,984,413
Net assets, ending		$1,789,752	$1,899,487

Units sold		364,574	118,299
Units redeemed		(532,473)	(289,088)
Net increase (decrease)		(167,899)	(170,789)
Units outstanding, beginning		1,493,960	1,664,749
Units outstanding, ending		1,326,061	1,493,960

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,391,575
Cost of units redeemed/account charges			(5,988,629)
Net investment income (loss)			106,358
Net realized gain (loss)			58,197
Realized gain distributions			214,752
Net change in unrealized appreciation (depreciation)			7,499
Net assets			$1,789,752

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	1,326	$1,790	1.25%	6.2%	12/31/2024	$1.38	0	$0	1.00%	6.4%	12/31/2024	$1.42	0	$0	0.75%	6.7%
12/31/2023	1.27	1,494	1,899	1.25%	6.7%	12/31/2023	1.30	0	0	1.00%	6.9%	12/31/2023	1.33	0	0	0.75%	7.2%
12/31/2022	1.19	1,665	1,984	1.25%	-10.9%	12/31/2022	1.21	0	0	1.00%	-10.7%	12/31/2022	1.24	0	0	0.75%	-10.5%
12/31/2021	1.34	2,071	2,771	1.25%	7.3%	12/31/2021	1.36	0	0	1.00%	7.6%	12/31/2021	1.38	0	0	0.75%	7.8%
12/31/2020	1.25	1,411	1,760	1.25%	7.2%	12/31/2020	1.26	0	0	1.00%	7.5%	12/31/2020	1.28	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	7.0%	12/31/2024	$1.49	0	$0	0.25%	7.2%	12/31/2024	$1.52	0	$0	0.00%	7.5%
12/31/2023	1.36	0	0	0.50%	7.5%	12/31/2023	1.39	0	0	0.25%	7.7%	12/31/2023	1.42	0	0	0.00%	8.0%
12/31/2022	1.26	0	0	0.50%	-10.2%	12/31/2022	1.29	0	0	0.25%	-10.0%	12/31/2022	1.31	0	0	0.00%	-9.8%
12/31/2021	1.41	0	0	0.50%	8.1%	12/31/2021	1.43	0	0	0.25%	8.4%	12/31/2021	1.45	0	0	0.00%	8.6%
12/31/2020	1.30	0	0	0.50%	8.0%	12/31/2020	1.32	0	0	0.25%	8.3%	12/31/2020	1.34	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.3%
2022	1.8%
2021	1.3%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R4 Class - 06-958

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$699,798	$673,737	60,329
Receivables: investments sold	-
Payables: investments purchased	(581)
Net assets	$699,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$699,217	502,967	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.57
Total	$699,217	502,967

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,824
Mortality & expense charges			(9,976)
Net investment income (loss)			9,848

Gain (loss) on investments:
Net realized gain (loss)			11,759
Realized gain distributions			14,036
Net change in unrealized appreciation (depreciation)			9,733
Net gain (loss)			35,528

Increase (decrease) in net assets from operations			$45,376

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,848	$15,857
Net realized gain (loss)		11,759	(12,447)
Realized gain distributions		14,036	6,533
Net change in unrealized appreciation (depreciation)		9,733	51,831

Increase (decrease) in net assets from operations		45,376	61,774

Contract owner transactions:
Proceeds from units sold		46,156	421,460
Cost of units redeemed		(328,448)	(220,132)
Account charges		(2,928)	(2,257)
Increase (decrease)		(285,220)	199,071
Net increase (decrease)		(239,844)	260,845
Net assets, beginning		939,061	678,216
Net assets, ending		$699,217	$939,061

Units sold		33,989	461,092
Units redeemed		(250,429)	(297,520)
Net increase (decrease)		(216,440)	163,572
Units outstanding, beginning		719,407	555,835
Units outstanding, ending		502,967	719,407

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,774,320
Cost of units redeemed/account charges			(3,360,060)
Net investment income (loss)			75,086
Net realized gain (loss)			74,216
Realized gain distributions			109,594
Net change in unrealized appreciation (depreciation)			26,061
Net assets			$699,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	503	$699	1.25%	6.5%	12/31/2024	$1.42	0	$0	1.00%	6.8%	12/31/2024	$1.46	0	$0	0.75%	7.0%
12/31/2023	1.31	719	939	1.25%	7.0%	12/31/2023	1.33	0	0	1.00%	7.2%	12/31/2023	1.36	0	0	0.75%	7.5%
12/31/2022	1.22	556	678	1.25%	-10.6%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.27	0	0	0.75%	-10.1%
12/31/2021	1.36	761	1,038	1.25%	7.6%	12/31/2021	1.39	0	0	1.00%	7.9%	12/31/2021	1.41	0	0	0.75%	8.1%
12/31/2020	1.27	895	1,136	1.25%	7.5%	12/31/2020	1.29	0	0	1.00%	7.7%	12/31/2020	1.30	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	7.3%	12/31/2024	$1.53	0	$0	0.25%	7.6%	12/31/2024	$1.57	0	$0	0.00%	7.8%
12/31/2023	1.39	0	0	0.50%	7.8%	12/31/2023	1.42	0	0	0.25%	8.1%	12/31/2023	1.45	0	0	0.00%	8.3%
12/31/2022	1.29	0	0	0.50%	-9.9%	12/31/2022	1.32	0	0	0.25%	-9.7%	12/31/2022	1.34	0	0	0.00%	-9.5%
12/31/2021	1.43	0	0	0.50%	8.4%	12/31/2021	1.46	0	0	0.25%	8.7%	12/31/2021	1.48	0	0	0.00%	9.0%
12/31/2020	1.32	0	0	0.50%	8.3%	12/31/2020	1.34	0	0	0.25%	8.6%	12/31/2020	1.36	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	3.1%
2022	1.9%
2021	1.3%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R3 Class - 06-959

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,231,889	$1,232,519	101,540
Receivables: investments sold	813
Payables: investments purchased	-
Net assets	$1,232,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,232,702	886,708	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.57
Total	$1,232,702	886,708

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,754
Mortality & expense charges			(16,193)
Net investment income (loss)			14,561

Gain (loss) on investments:
Net realized gain (loss)			10,299
Realized gain distributions			27,330
Net change in unrealized appreciation (depreciation)			30,009
Net gain (loss)			67,638

Increase (decrease) in net assets from operations			$82,199

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,561	$13,248
Net realized gain (loss)		10,299	(29,561)
Realized gain distributions		27,330	9,434
Net change in unrealized appreciation (depreciation)		30,009	86,560

Increase (decrease) in net assets from operations		82,199	79,681

Contract owner transactions:
Proceeds from units sold		395,025	460,333
Cost of units redeemed		(481,401)	(326,322)
Account charges		(1,810)	(1,449)
Increase (decrease)		(88,186)	132,562
Net increase (decrease)		(5,987)	212,243
Net assets, beginning		1,238,689	1,026,446
Net assets, ending		$1,232,702	$1,238,689

Units sold		297,653	369,616
Units redeemed		(359,108)	(266,676)
Net increase (decrease)		(61,455)	102,940
Units outstanding, beginning		948,163	845,223
Units outstanding, ending		886,708	948,163

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,278,466
Cost of units redeemed/account charges			(5,456,464)
Net investment income (loss)			67,407
Net realized gain (loss)			144,888
Realized gain distributions			199,035
Net change in unrealized appreciation (depreciation)			(630)
Net assets			$1,232,702

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	887	$1,233	1.25%	6.4%	12/31/2024	$1.42	0	$0	1.00%	6.7%	12/31/2024	$1.46	0	$0	0.75%	6.9%
12/31/2023	1.31	948	1,239	1.25%	7.6%	12/31/2023	1.33	0	0	1.00%	7.8%	12/31/2023	1.36	0	0	0.75%	8.1%
12/31/2022	1.21	845	1,026	1.25%	-11.9%	12/31/2022	1.24	0	0	1.00%	-11.7%	12/31/2022	1.26	0	0	0.75%	-11.5%
12/31/2021	1.38	800	1,104	1.25%	8.2%	12/31/2021	1.40	0	0	1.00%	8.4%	12/31/2021	1.43	0	0	0.75%	8.7%
12/31/2020	1.27	665	848	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	7.2%	12/31/2024	$1.53	0	$0	0.25%	7.5%	12/31/2024	$1.57	0	$0	0.00%	7.8%
12/31/2023	1.39	0	0	0.50%	8.4%	12/31/2023	1.42	0	0	0.25%	8.7%	12/31/2023	1.45	0	0	0.00%	8.9%
12/31/2022	1.29	0	0	0.50%	-11.3%	12/31/2022	1.31	0	0	0.25%	-11.1%	12/31/2022	1.34	0	0	0.00%	-10.8%
12/31/2021	1.45	0	0	0.50%	9.0%	12/31/2021	1.47	0	0	0.25%	9.3%	12/31/2021	1.50	0	0	0.00%	9.5%
12/31/2020	1.33	0	0	0.50%	8.7%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.37	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.6%
2022	2.0%
2021	1.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R4 Class - 06-969

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,453	$352,985	29,831
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$364,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$364,545	254,791	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$364,545	254,791

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,058
Mortality & expense charges			(4,285)
Net investment income (loss)			5,773

Gain (loss) on investments:
Net realized gain (loss)			2,283
Realized gain distributions			8,004
Net change in unrealized appreciation (depreciation)			5,427
Net gain (loss)			15,714

Increase (decrease) in net assets from operations			$21,487

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,773	$4,046
Net realized gain (loss)		2,283	(11,291)
Realized gain distributions		8,004	2,370
Net change in unrealized appreciation (depreciation)		5,427	30,911

Increase (decrease) in net assets from operations		21,487	26,036

Contract owner transactions:
Proceeds from units sold		69,424	138,051
Cost of units redeemed		(41,131)	(265,772)
Account charges		(990)	(1,061)
Increase (decrease)		27,303	(128,782)
Net increase (decrease)		48,790	(102,746)
Net assets, beginning		315,755	418,501
Net assets, ending		$364,545	$315,755

Units sold		49,747	110,934
Units redeemed		(30,362)	(212,027)
Net increase (decrease)		19,385	(101,093)
Units outstanding, beginning		235,406	336,499
Units outstanding, ending		254,791	235,406

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,993,458
Cost of units redeemed/account charges			(3,961,042)
Net investment income (loss)			58,939
Net realized gain (loss)			115,947
Realized gain distributions			145,775
Net change in unrealized appreciation (depreciation)			11,468
Net assets			$364,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	255	$365	1.25%	6.7%	12/31/2024	$1.47	0	$0	1.00%	6.9%	12/31/2024	$1.50	0	$0	0.75%	7.2%
12/31/2023	1.34	235	316	1.25%	7.8%	12/31/2023	1.37	0	0	1.00%	8.1%	12/31/2023	1.40	0	0	0.75%	8.4%
12/31/2022	1.24	336	419	1.25%	-11.7%	12/31/2022	1.27	0	0	1.00%	-11.4%	12/31/2022	1.29	0	0	0.75%	-11.2%
12/31/2021	1.41	689	970	1.25%	8.6%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.46	0	0	0.75%	9.2%
12/31/2020	1.30	1,239	1,606	1.25%	8.1%	12/31/2020	1.31	0	0	1.00%	8.4%	12/31/2020	1.33	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	7.5%	12/31/2024	$1.58	0	$0	0.25%	7.7%	12/31/2024	$1.61	0	$0	0.00%	8.0%
12/31/2023	1.43	0	0	0.50%	8.7%	12/31/2023	1.46	0	0	0.25%	8.9%	12/31/2023	1.49	0	0	0.00%	9.2%
12/31/2022	1.32	0	0	0.50%	-11.0%	12/31/2022	1.34	0	0	0.25%	-10.8%	12/31/2022	1.37	0	0	0.00%	-10.5%
12/31/2021	1.48	0	0	0.50%	9.4%	12/31/2021	1.50	0	0	0.25%	9.7%	12/31/2021	1.53	0	0	0.00%	10.0%
12/31/2020	1.35	0	0	0.50%	8.9%	12/31/2020	1.37	0	0	0.25%	9.2%	12/31/2020	1.39	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.2%
2022	1.5%
2021	1.1%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R3 Class - 06-971

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,243,420	$4,173,046	318,702
Receivables: investments sold	-
Payables: investments purchased	(7,864)
Net assets	$4,235,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,235,556	2,947,917	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.58
Band 0	-	-	1.62
Total	$4,235,556	2,947,917

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$99,015
Mortality & expense charges			(65,789)
Net investment income (loss)			33,226

Gain (loss) on investments:
Net realized gain (loss)			128,935
Realized gain distributions			98,770
Net change in unrealized appreciation (depreciation)			124,537
Net gain (loss)			352,242

Increase (decrease) in net assets from operations			$385,468

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,226	$58,459
Net realized gain (loss)		128,935	(104,122)
Realized gain distributions		98,770	31,877
Net change in unrealized appreciation (depreciation)		124,537	468,498

Increase (decrease) in net assets from operations		385,468	454,712

Contract owner transactions:
Proceeds from units sold		846,497	1,119,721
Cost of units redeemed		(2,549,424)	(1,917,509)
Account charges		(6,933)	(6,254)
Increase (decrease)		(1,709,860)	(804,042)
Net increase (decrease)		(1,324,392)	(349,330)
Net assets, beginning		5,559,948	5,909,278
Net assets, ending		$4,235,556	$5,559,948

Units sold		619,899	988,876
Units redeemed		(1,808,014)	(1,618,929)
Net increase (decrease)		(1,188,115)	(630,053)
Units outstanding, beginning		4,136,032	4,766,085
Units outstanding, ending		2,947,917	4,136,032

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,684,267
Cost of units redeemed/account charges			(14,451,185)
Net investment income (loss)			307,598
Net realized gain (loss)			586,925
Realized gain distributions			1,037,577
Net change in unrealized appreciation (depreciation)			70,374
Net assets			$4,235,556

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	2,948	$4,236	1.25%	6.9%	12/31/2024	$1.47	0	$0	1.00%	7.2%	12/31/2024	$1.51	0	$0	0.75%	7.4%
12/31/2023	1.34	4,136	5,560	1.25%	8.4%	12/31/2023	1.37	0	0	1.00%	8.7%	12/31/2023	1.40	0	0	0.75%	9.0%
12/31/2022	1.24	4,766	5,909	1.25%	-12.7%	12/31/2022	1.26	0	0	1.00%	-12.5%	12/31/2022	1.29	0	0	0.75%	-12.3%
12/31/2021	1.42	5,445	7,738	1.25%	8.6%	12/31/2021	1.44	0	0	1.00%	8.9%	12/31/2021	1.47	0	0	0.75%	9.1%
12/31/2020	1.31	5,553	7,267	1.25%	8.9%	12/31/2020	1.33	0	0	1.00%	9.2%	12/31/2020	1.35	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	7.7%	12/31/2024	$1.58	0	$0	0.25%	8.0%	12/31/2024	$1.62	0	$0	0.00%	8.2%
12/31/2023	1.43	0	0	0.50%	9.2%	12/31/2023	1.47	0	0	0.25%	9.5%	12/31/2023	1.50	0	0	0.00%	9.8%
12/31/2022	1.31	0	0	0.50%	-12.1%	12/31/2022	1.34	0	0	0.25%	-11.9%	12/31/2022	1.36	0	0	0.00%	-11.7%
12/31/2021	1.49	0	0	0.50%	9.4%	12/31/2021	1.52	0	0	0.25%	9.7%	12/31/2021	1.54	0	0	0.00%	9.9%
12/31/2020	1.36	0	0	0.50%	9.7%	12/31/2020	1.38	0	0	0.25%	10.0%	12/31/2020	1.40	1,413	1,984	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.2%
2022	1.8%
2021	0.9%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R4 Class - 06-972

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,019,356	$1,970,230	150,684
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$2,019,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,019,178	1,363,560	$1.48
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.67
Total	$2,019,178	1,363,560

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,660
Mortality & expense charges			(25,061)
Net investment income (loss)			27,599

Gain (loss) on investments:
Net realized gain (loss)			13,230
Realized gain distributions			46,126
Net change in unrealized appreciation (depreciation)			49,619
Net gain (loss)			108,975

Increase (decrease) in net assets from operations			$136,574

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,599	$33,371
Net realized gain (loss)		13,230	(24,894)
Realized gain distributions		46,126	13,478
Net change in unrealized appreciation (depreciation)		49,619	168,341

Increase (decrease) in net assets from operations		136,574	190,296

Contract owner transactions:
Proceeds from units sold		339,557	328,166
Cost of units redeemed		(822,859)	(375,705)
Account charges		(2,582)	(3,746)
Increase (decrease)		(485,884)	(51,285)
Net increase (decrease)		(349,310)	139,011
Net assets, beginning		2,368,488	2,229,477
Net assets, ending		$2,019,178	$2,368,488

Units sold		235,813	363,604
Units redeemed		(588,815)	(403,047)
Net increase (decrease)		(353,002)	(39,443)
Units outstanding, beginning		1,716,562	1,756,005
Units outstanding, ending		1,363,560	1,716,562

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,482,156
Cost of units redeemed/account charges			(20,793,850)
Net investment income (loss)			260,470
Net realized gain (loss)			1,046,964
Realized gain distributions			974,312
Net change in unrealized appreciation (depreciation)			49,126
Net assets			$2,019,178

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	1,364	$2,019	1.25%	7.3%	12/31/2024	$1.52	0	$0	1.00%	7.6%	12/31/2024	$1.55	0	$0	0.75%	7.9%
12/31/2023	1.38	1,717	2,368	1.25%	8.7%	12/31/2023	1.41	0	0	1.00%	8.9%	12/31/2023	1.44	0	0	0.75%	9.2%
12/31/2022	1.27	1,756	2,229	1.25%	-12.5%	12/31/2022	1.29	0	0	1.00%	-12.2%	12/31/2022	1.32	0	0	0.75%	-12.0%
12/31/2021	1.45	2,849	4,132	1.25%	8.9%	12/31/2021	1.47	0	0	1.00%	9.2%	12/31/2021	1.50	0	0	0.75%	9.5%
12/31/2020	1.33	5,428	7,228	1.25%	9.2%	12/31/2020	1.35	0	0	1.00%	9.5%	12/31/2020	1.37	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	8.1%	12/31/2024	$1.63	0	$0	0.25%	8.4%	12/31/2024	$1.67	0	$0	0.00%	8.7%
12/31/2023	1.47	0	0	0.50%	9.5%	12/31/2023	1.50	0	0	0.25%	9.8%	12/31/2023	1.54	0	0	0.00%	10.0%
12/31/2022	1.34	0	0	0.50%	-11.8%	12/31/2022	1.37	0	0	0.25%	-11.6%	12/31/2022	1.40	0	0	0.00%	-11.4%
12/31/2021	1.52	0	0	0.50%	9.7%	12/31/2021	1.55	0	0	0.25%	10.0%	12/31/2021	1.58	0	0	0.00%	10.3%
12/31/2020	1.39	0	0	0.50%	10.0%	12/31/2020	1.41	0	0	0.25%	10.3%	12/31/2020	1.43	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.6%
2022	1.6%
2021	0.9%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R3 Class - 06-973

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,474,861	$6,273,516	433,980
Receivables: investments sold	4,464
Payables: investments purchased	-
Net assets	$6,479,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,479,325	4,251,573	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$6,479,325	4,251,573

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$140,141
Mortality & expense charges			(100,242)
Net investment income (loss)			39,899

Gain (loss) on investments:
Net realized gain (loss)			268,994
Realized gain distributions			161,465
Net change in unrealized appreciation (depreciation)			126,749
Net gain (loss)			557,208

Increase (decrease) in net assets from operations			$597,107

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,899	$82,009
Net realized gain (loss)		268,994	(42,068)
Realized gain distributions		161,465	59,841
Net change in unrealized appreciation (depreciation)		126,749	682,939

Increase (decrease) in net assets from operations		597,107	782,721

Contract owner transactions:
Proceeds from units sold		1,687,093	2,309,570
Cost of units redeemed		(4,658,605)	(1,394,285)
Account charges		(7,126)	(8,018)
Increase (decrease)		(2,978,638)	907,267
Net increase (decrease)		(2,381,531)	1,689,988
Net assets, beginning		8,860,856	7,170,868
Net assets, ending		$6,479,325	$8,860,856

Units sold		1,147,931	1,741,522
Units redeemed		(3,133,876)	(1,051,875)
Net increase (decrease)		(1,985,945)	689,647
Units outstanding, beginning		6,237,518	5,547,871
Units outstanding, ending		4,251,573	6,237,518

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,105,637
Cost of units redeemed/account charges			(18,243,271)
Net investment income (loss)			195,679
Net realized gain (loss)			923,520
Realized gain distributions			1,296,415
Net change in unrealized appreciation (depreciation)			201,345
Net assets			$6,479,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	4,252	$6,479	1.25%	7.3%	12/31/2024	$1.56	0	$0	1.00%	7.5%	12/31/2024	$1.60	0	$0	0.75%	7.8%
12/31/2023	1.42	6,238	8,861	1.25%	9.9%	12/31/2023	1.45	0	0	1.00%	10.2%	12/31/2023	1.48	0	0	0.75%	10.5%
12/31/2022	1.29	5,548	7,171	1.25%	-14.4%	12/31/2022	1.32	0	0	1.00%	-14.2%	12/31/2022	1.34	0	0	0.75%	-14.0%
12/31/2021	1.51	6,171	9,317	1.25%	9.3%	12/31/2021	1.54	0	0	1.00%	9.5%	12/31/2021	1.56	0	0	0.75%	9.8%
12/31/2020	1.38	5,663	7,826	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.42	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	8.1%	12/31/2024	$1.68	0	$0	0.25%	8.4%	12/31/2024	$1.72	0	$0	0.00%	8.6%
12/31/2023	1.52	0	0	0.50%	10.7%	12/31/2023	1.55	0	0	0.25%	11.0%	12/31/2023	1.58	0	0	0.00%	11.3%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.39	0	0	0.25%	-13.5%	12/31/2022	1.42	0	0	0.00%	-13.3%
12/31/2021	1.59	0	0	0.50%	10.1%	12/31/2021	1.61	0	0	0.25%	10.4%	12/31/2021	1.64	0	0	0.00%	10.6%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.46	0	0	0.25%	12.8%	12/31/2020	1.48	1,146	1,699	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.2%
2022	1.5%
2021	0.7%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R4 Class - 06-974

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,490,171	$7,276,985	496,789
Receivables: investments sold	1,420
Payables: investments purchased	-
Net assets	$7,491,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,090,899	4,521,496	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	400,692	226,570	1.77
Total	$7,491,591	4,748,066

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$181,982
Mortality & expense charges			(97,230)
Net investment income (loss)			84,752

Gain (loss) on investments:
Net realized gain (loss)			175,833
Realized gain distributions			184,389
Net change in unrealized appreciation (depreciation)			146,603
Net gain (loss)			506,825

Increase (decrease) in net assets from operations			$591,577

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,752	$94,819
Net realized gain (loss)		175,833	(91,728)
Realized gain distributions		184,389	55,145
Net change in unrealized appreciation (depreciation)		146,603	715,121

Increase (decrease) in net assets from operations		591,577	773,357

Contract owner transactions:
Proceeds from units sold		1,974,748	2,307,010
Cost of units redeemed		(3,295,392)	(2,270,647)
Account charges		(10,835)	(11,588)
Increase (decrease)		(1,331,479)	24,775
Net increase (decrease)		(739,902)	798,132
Net assets, beginning		8,231,493	7,433,361
Net assets, ending		$7,491,591	$8,231,493

Units sold		1,450,289	1,681,178
Units redeemed		(2,326,352)	(1,659,310)
Net increase (decrease)		(876,063)	21,868
Units outstanding, beginning		5,624,129	5,602,261
Units outstanding, ending		4,748,066	5,624,129

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,181,691
Cost of units redeemed/account charges			(28,373,279)
Net investment income (loss)			281,931
Net realized gain (loss)			1,512,922
Realized gain distributions			1,675,140
Net change in unrealized appreciation (depreciation)			213,186
Net assets			$7,491,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	4,521	$7,091	1.25%	7.6%	12/31/2024	$1.61	0	$0	1.00%	7.8%	12/31/2024	$1.65	0	$0	0.75%	8.1%
12/31/2023	1.46	5,428	7,913	1.25%	10.2%	12/31/2023	1.49	0	0	1.00%	10.5%	12/31/2023	1.52	0	0	0.75%	10.7%
12/31/2022	1.32	5,442	7,200	1.25%	-14.1%	12/31/2022	1.35	0	0	1.00%	-13.9%	12/31/2022	1.37	0	0	0.75%	-13.7%
12/31/2021	1.54	6,241	9,614	1.25%	9.6%	12/31/2021	1.57	0	0	1.00%	9.9%	12/31/2021	1.59	0	0	0.75%	10.2%
12/31/2020	1.41	7,089	9,964	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.45	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	8.4%	12/31/2024	$1.73	0	$0	0.25%	8.7%	12/31/2024	$1.77	227	$401	0.00%	8.9%
12/31/2023	1.56	0	0	0.50%	11.0%	12/31/2023	1.59	0	0	0.25%	11.3%	12/31/2023	1.62	196	318	0.00%	11.6%
12/31/2022	1.40	0	0	0.50%	-13.5%	12/31/2022	1.43	0	0	0.25%	-13.3%	12/31/2022	1.46	160	233	0.00%	-13.0%
12/31/2021	1.62	0	0	0.50%	10.4%	12/31/2021	1.65	0	0	0.25%	10.7%	12/31/2021	1.67	126	211	0.00%	11.0%
12/31/2020	1.47	0	0	0.50%	12.8%	12/31/2020	1.49	0	0	0.25%	13.1%	12/31/2020	1.51	74	111	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.4%
2022	1.7%
2021	1.0%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R3 Class - 06-976

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,934,254	$9,198,237	585,224
Receivables: investments sold	8,704
Payables: investments purchased	-
Net assets	$9,942,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,942,958	6,046,362	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$9,942,958	6,046,362

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$170,952
Mortality & expense charges			(135,233)
Net investment income (loss)			35,719

Gain (loss) on investments:
Net realized gain (loss)			391,137
Realized gain distributions			159,872
Net change in unrealized appreciation (depreciation)			338,566
Net gain (loss)			889,575

Increase (decrease) in net assets from operations			$925,294

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,719	$71,910
Net realized gain (loss)		391,137	(12,794)
Realized gain distributions		159,872	77,860
Net change in unrealized appreciation (depreciation)		338,566	1,004,280

Increase (decrease) in net assets from operations		925,294	1,141,256

Contract owner transactions:
Proceeds from units sold		2,208,869	2,925,283
Cost of units redeemed		(4,400,846)	(643,622)
Account charges		(15,017)	(10,368)
Increase (decrease)		(2,206,994)	2,271,293
Net increase (decrease)		(1,281,700)	3,412,549
Net assets, beginning		11,224,658	7,812,109
Net assets, ending		$9,942,958	$11,224,658

Units sold		1,396,214	2,183,031
Units redeemed		(2,774,476)	(560,924)
Net increase (decrease)		(1,378,262)	1,622,107
Units outstanding, beginning		7,424,624	5,802,517
Units outstanding, ending		6,046,362	7,424,624

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,108,736
Cost of units redeemed/account charges			(15,758,524)
Net investment income (loss)			65,795
Net realized gain (loss)			1,191,752
Realized gain distributions			1,599,182
Net change in unrealized appreciation (depreciation)			736,017
Net assets			$9,942,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	6,046	$9,943	1.25%	8.8%	12/31/2024	$1.68	0	$0	1.00%	9.0%	12/31/2024	$1.73	0	$0	0.75%	9.3%
12/31/2023	1.51	7,425	11,225	1.25%	12.3%	12/31/2023	1.54	0	0	1.00%	12.6%	12/31/2023	1.58	0	0	0.75%	12.9%
12/31/2022	1.35	5,803	7,812	1.25%	-16.0%	12/31/2022	1.37	0	0	1.00%	-15.8%	12/31/2022	1.40	0	0	0.75%	-15.6%
12/31/2021	1.60	6,444	10,332	1.25%	11.0%	12/31/2021	1.63	0	0	1.00%	11.3%	12/31/2021	1.66	0	0	0.75%	11.6%
12/31/2020	1.44	6,404	9,249	1.25%	13.0%	12/31/2020	1.46	0	0	1.00%	13.3%	12/31/2020	1.49	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	9.6%	12/31/2024	$1.81	0	$0	0.25%	9.9%	12/31/2024	$1.85	0	$0	0.00%	10.1%
12/31/2023	1.61	0	0	0.50%	13.1%	12/31/2023	1.65	0	0	0.25%	13.4%	12/31/2023	1.68	0	0	0.00%	13.7%
12/31/2022	1.43	0	0	0.50%	-15.4%	12/31/2022	1.45	0	0	0.25%	-15.2%	12/31/2022	1.48	0	0	0.00%	-15.0%
12/31/2021	1.68	0	0	0.50%	11.8%	12/31/2021	1.71	0	0	0.25%	12.1%	12/31/2021	1.74	0	0	0.00%	12.4%
12/31/2020	1.51	0	0	0.50%	13.9%	12/31/2020	1.53	0	0	0.25%	14.1%	12/31/2020	1.55	410	635	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	2.0%
2022	1.2%
2021	0.6%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R4 Class - 06-977

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,737,575	$9,987,471	626,325
Receivables: investments sold	16,427
Payables: investments purchased	-
Net assets	$10,754,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,182,392	6,014,965	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	571,610	299,424	1.91
Total	$10,754,002	6,314,389

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$213,049
Mortality & expense charges			(125,148)
Net investment income (loss)			87,901

Gain (loss) on investments:
Net realized gain (loss)			177,779
Realized gain distributions			170,391
Net change in unrealized appreciation (depreciation)			457,522
Net gain (loss)			805,692

Increase (decrease) in net assets from operations			$893,593

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,901	$84,182
Net realized gain (loss)		177,779	(59,585)
Realized gain distributions		170,391	70,882
Net change in unrealized appreciation (depreciation)		457,522	1,103,266

Increase (decrease) in net assets from operations		893,593	1,198,745

Contract owner transactions:
Proceeds from units sold		2,187,841	2,164,183
Cost of units redeemed		(2,659,213)	(2,364,055)
Account charges		(9,102)	(12,271)
Increase (decrease)		(480,474)	(212,143)
Net increase (decrease)		413,119	986,602
Net assets, beginning		10,340,883	9,354,281
Net assets, ending		$10,754,002	$10,340,883

Units sold		1,329,348	1,521,353
Units redeemed		(1,648,055)	(1,647,191)
Net increase (decrease)		(318,707)	(125,838)
Units outstanding, beginning		6,633,096	6,758,934
Units outstanding, ending		6,314,389	6,633,096

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,630,834
Cost of units redeemed/account charges			(24,485,533)
Net investment income (loss)			211,173
Net realized gain (loss)			1,587,628
Realized gain distributions			2,059,796
Net change in unrealized appreciation (depreciation)			750,104
Net assets			$10,754,002

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	6,015	$10,182	1.25%	9.1%	12/31/2024	$1.73	0	$0	1.00%	9.4%	12/31/2024	$1.78	0	$0	0.75%	9.7%
12/31/2023	1.55	6,353	9,857	1.25%	12.7%	12/31/2023	1.59	0	0	1.00%	13.0%	12/31/2023	1.62	0	0	0.75%	13.2%
12/31/2022	1.38	6,411	8,827	1.25%	-15.8%	12/31/2022	1.40	0	0	1.00%	-15.6%	12/31/2022	1.43	0	0	0.75%	-15.4%
12/31/2021	1.64	6,828	11,168	1.25%	11.3%	12/31/2021	1.66	0	0	1.00%	11.5%	12/31/2021	1.69	0	0	0.75%	11.8%
12/31/2020	1.47	8,361	12,290	1.25%	13.3%	12/31/2020	1.49	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	9.9%	12/31/2024	$1.86	0	$0	0.25%	10.2%	12/31/2024	$1.91	299	$572	0.00%	10.5%
12/31/2023	1.66	0	0	0.50%	13.5%	12/31/2023	1.69	0	0	0.25%	13.8%	12/31/2023	1.73	280	484	0.00%	14.1%
12/31/2022	1.46	0	0	0.50%	-15.2%	12/31/2022	1.49	0	0	0.25%	-15.0%	12/31/2022	1.51	348	527	0.00%	-14.8%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.75	0	0	0.25%	12.4%	12/31/2021	1.78	376	668	0.00%	12.7%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.55	0	0	0.25%	14.5%	12/31/2020	1.58	286	452	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.0%
2022	1.5%
2021	0.9%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R3 Class - 06-978

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,210,823	$6,539,054	386,432
Receivables: investments sold	7,728
Payables: investments purchased	-
Net assets	$7,218,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,218,551	3,987,643	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$7,218,551	3,987,643

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$99,523
Mortality & expense charges			(119,119)
Net investment income (loss)			(19,596)

Gain (loss) on investments:
Net realized gain (loss)			881,523
Realized gain distributions			177,696
Net change in unrealized appreciation (depreciation)			1,653
Net gain (loss)			1,060,872

Increase (decrease) in net assets from operations			$1,041,276

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,596)	$36,688
Net realized gain (loss)		881,523	2,546
Realized gain distributions		177,696	96,283
Net change in unrealized appreciation (depreciation)		1,653	1,216,470

Increase (decrease) in net assets from operations		1,041,276	1,351,987

Contract owner transactions:
Proceeds from units sold		2,276,931	2,124,337
Cost of units redeemed		(7,023,507)	(919,368)
Account charges		(14,735)	(11,690)
Increase (decrease)		(4,761,311)	1,193,279
Net increase (decrease)		(3,720,035)	2,545,266
Net assets, beginning		10,938,586	8,393,320
Net assets, ending		$7,218,551	$10,938,586

Units sold		1,336,699	1,424,870
Units redeemed		(4,035,217)	(625,313)
Net increase (decrease)		(2,698,518)	799,557
Units outstanding, beginning		6,686,161	5,886,604
Units outstanding, ending		3,987,643	6,686,161

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,113,645
Cost of units redeemed/account charges			(16,780,990)
Net investment income (loss)			(118,543)
Net realized gain (loss)			1,660,385
Realized gain distributions			1,672,285
Net change in unrealized appreciation (depreciation)			671,769
Net assets			$7,218,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	3,988	$7,219	1.25%	10.6%	12/31/2024	$1.85	0	$0	1.00%	10.9%	12/31/2024	$1.90	0	$0	0.75%	11.2%
12/31/2023	1.64	6,686	10,939	1.25%	14.7%	12/31/2023	1.67	0	0	1.00%	15.0%	12/31/2023	1.71	0	0	0.75%	15.3%
12/31/2022	1.43	5,887	8,393	1.25%	-17.9%	12/31/2022	1.45	0	0	1.00%	-17.6%	12/31/2022	1.48	0	0	0.75%	-17.4%
12/31/2021	1.74	5,974	10,370	1.25%	13.4%	12/31/2021	1.76	0	0	1.00%	13.6%	12/31/2021	1.79	0	0	0.75%	13.9%
12/31/2020	1.53	5,689	8,711	1.25%	15.4%	12/31/2020	1.55	0	0	1.00%	15.7%	12/31/2020	1.57	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	11.5%	12/31/2024	$1.99	0	$0	0.25%	11.8%	12/31/2024	$2.04	0	$0	0.00%	12.0%
12/31/2023	1.75	0	0	0.50%	15.6%	12/31/2023	1.78	0	0	0.25%	15.9%	12/31/2023	1.82	0	0	0.00%	16.2%
12/31/2022	1.51	0	0	0.50%	-17.2%	12/31/2022	1.54	0	0	0.25%	-17.0%	12/31/2022	1.57	0	0	0.00%	-16.8%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.85	0	0	0.25%	14.5%	12/31/2021	1.89	0	0	0.00%	14.8%
12/31/2020	1.60	0	0	0.50%	16.2%	12/31/2020	1.62	0	0	0.25%	16.5%	12/31/2020	1.64	308	505	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.6%
2022	0.9%
2021	0.6%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R4 Class - 06-979

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,552,547	$13,161,804	770,869
Receivables: investments sold	9,185
Payables: investments purchased	-
Net assets	$14,561,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,050,910	7,541,367	$1.86
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	510,822	243,124	2.10
Total	$14,561,732	7,784,491

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$237,116
Mortality & expense charges			(161,403)
Net investment income (loss)			75,713

Gain (loss) on investments:
Net realized gain (loss)			153,492
Realized gain distributions			354,123
Net change in unrealized appreciation (depreciation)			804,126
Net gain (loss)			1,311,741

Increase (decrease) in net assets from operations			$1,387,454

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,713	$73,090
Net realized gain (loss)		153,492	(71,528)
Realized gain distributions		354,123	103,604
Net change in unrealized appreciation (depreciation)		804,126	1,442,816

Increase (decrease) in net assets from operations		1,387,454	1,547,982

Contract owner transactions:
Proceeds from units sold		3,084,393	3,034,748
Cost of units redeemed		(1,821,434)	(2,790,547)
Account charges		(9,888)	(10,788)
Increase (decrease)		1,253,071	233,413
Net increase (decrease)		2,640,525	1,781,395
Net assets, beginning		11,921,207	10,139,812
Net assets, ending		$14,561,732	$11,921,207

Units sold		1,723,903	2,010,905
Units redeemed		(1,003,182)	(1,863,636)
Net increase (decrease)		720,721	147,269
Units outstanding, beginning		7,063,770	6,916,501
Units outstanding, ending		7,784,491	7,063,770

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,813,537
Cost of units redeemed/account charges			(23,739,000)
Net investment income (loss)			25,604
Net realized gain (loss)			1,578,364
Realized gain distributions			2,492,484
Net change in unrealized appreciation (depreciation)			1,390,743
Net assets			$14,561,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	7,541	$14,051	1.25%	11.0%	12/31/2024	$1.91	0	$0	1.00%	11.3%	12/31/2024	$1.95	0	$0	0.75%	11.5%
12/31/2023	1.68	6,734	11,304	1.25%	15.0%	12/31/2023	1.72	0	0	1.00%	15.3%	12/31/2023	1.75	0	0	0.75%	15.6%
12/31/2022	1.46	6,610	9,648	1.25%	-17.6%	12/31/2022	1.49	0	0	1.00%	-17.3%	12/31/2022	1.52	0	0	0.75%	-17.1%
12/31/2021	1.77	7,270	12,871	1.25%	13.7%	12/31/2021	1.80	0	0	1.00%	14.0%	12/31/2021	1.83	0	0	0.75%	14.3%
12/31/2020	1.56	8,052	12,537	1.25%	15.7%	12/31/2020	1.58	0	0	1.00%	15.9%	12/31/2020	1.60	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	11.8%	12/31/2024	$2.05	0	$0	0.25%	12.1%	12/31/2024	$2.10	243	$511	0.00%	12.4%
12/31/2023	1.79	0	0	0.50%	15.9%	12/31/2023	1.83	0	0	0.25%	16.2%	12/31/2023	1.87	330	617	0.00%	16.5%
12/31/2022	1.55	0	0	0.50%	-16.9%	12/31/2022	1.58	0	0	0.25%	-16.7%	12/31/2022	1.61	306	491	0.00%	-16.5%
12/31/2021	1.86	0	0	0.50%	14.6%	12/31/2021	1.89	0	0	0.25%	14.8%	12/31/2021	1.92	262	504	0.00%	15.1%
12/31/2020	1.62	0	0	0.50%	16.5%	12/31/2020	1.65	0	0	0.25%	16.8%	12/31/2020	1.67	317	530	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.8%
2022	1.1%
2021	0.8%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R3 Class - 06-981

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,512,573	$4,822,085	273,628
Receivables: investments sold	3,784
Payables: investments purchased	-
Net assets	$5,516,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,516,357	2,878,420	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.01
Band 50	-	-	2.06
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$5,516,357	2,878,420

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,180
Mortality & expense charges			(102,173)
Net investment income (loss)			(49,993)

Gain (loss) on investments:
Net realized gain (loss)			1,161,406
Realized gain distributions			116,555
Net change in unrealized appreciation (depreciation)			(131,598)
Net gain (loss)			1,146,363

Increase (decrease) in net assets from operations			$1,096,370

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,993)	$16,651
Net realized gain (loss)		1,161,406	11,016
Realized gain distributions		116,555	101,289
Net change in unrealized appreciation (depreciation)		(131,598)	1,212,787

Increase (decrease) in net assets from operations		1,096,370	1,341,743

Contract owner transactions:
Proceeds from units sold		1,700,490	2,553,744
Cost of units redeemed		(7,084,366)	(821,228)
Account charges		(13,692)	(10,252)
Increase (decrease)		(5,397,568)	1,722,264
Net increase (decrease)		(4,301,198)	3,064,007
Net assets, beginning		9,817,555	6,753,548
Net assets, ending		$5,516,357	$9,817,555

Units sold		926,415	1,669,919
Units redeemed		(3,816,702)	(549,036)
Net increase (decrease)		(2,890,287)	1,120,883
Units outstanding, beginning		5,768,707	4,647,824
Units outstanding, ending		2,878,420	5,768,707

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,664,758
Cost of units redeemed/account charges			(15,141,951)
Net investment income (loss)			(213,476)
Net realized gain (loss)			2,025,088
Realized gain distributions			1,491,450
Net change in unrealized appreciation (depreciation)			690,488
Net assets			$5,516,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	2,878	$5,516	1.25%	12.6%	12/31/2024	$1.96	0	$0	1.00%	12.9%	12/31/2024	$2.01	0	$0	0.75%	13.2%
12/31/2023	1.70	5,769	9,818	1.25%	17.1%	12/31/2023	1.74	0	0	1.00%	17.4%	12/31/2023	1.78	0	0	0.75%	17.7%
12/31/2022	1.45	4,648	6,754	1.25%	-19.1%	12/31/2022	1.48	0	0	1.00%	-18.9%	12/31/2022	1.51	0	0	0.75%	-18.7%
12/31/2021	1.80	4,790	8,604	1.25%	14.6%	12/31/2021	1.83	0	0	1.00%	14.9%	12/31/2021	1.86	0	0	0.75%	15.2%
12/31/2020	1.57	5,066	7,941	1.25%	16.6%	12/31/2020	1.59	0	0	1.00%	16.9%	12/31/2020	1.61	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	13.5%	12/31/2024	$2.11	0	$0	0.25%	13.7%	12/31/2024	$2.16	0	$0	0.00%	14.0%
12/31/2023	1.82	0	0	0.50%	18.0%	12/31/2023	1.85	0	0	0.25%	18.3%	12/31/2023	1.90	0	0	0.00%	18.6%
12/31/2022	1.54	0	0	0.50%	-18.5%	12/31/2022	1.57	0	0	0.25%	-18.3%	12/31/2022	1.60	0	0	0.00%	-18.1%
12/31/2021	1.89	0	0	0.50%	15.5%	12/31/2021	1.92	0	0	0.25%	15.8%	12/31/2021	1.95	0	0	0.00%	16.0%
12/31/2020	1.63	0	0	0.50%	17.5%	12/31/2020	1.66	0	0	0.25%	17.8%	12/31/2020	1.68	427	718	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.4%
2022	0.6%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R4 Class - 06-982

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,685,040	$12,787,955	721,035
Receivables: investments sold	9,668
Payables: investments purchased	-
Net assets	$14,694,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,606,878	7,400,485	$1.97
Band 100	-	-	2.02
Band 75	-	-	2.07
Band 50	-	-	2.12
Band 25	-	-	2.17
Band 0	87,830	39,460	2.23
Total	$14,694,708	7,439,945

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$181,420
Mortality & expense charges			(173,336)
Net investment income (loss)			8,084

Gain (loss) on investments:
Net realized gain (loss)			228,252
Realized gain distributions			312,957
Net change in unrealized appreciation (depreciation)			1,100,358
Net gain (loss)			1,641,567

Increase (decrease) in net assets from operations			$1,649,651

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,084	$41,699
Net realized gain (loss)		228,252	(37,594)
Realized gain distributions		312,957	124,763
Net change in unrealized appreciation (depreciation)		1,100,358	1,649,488

Increase (decrease) in net assets from operations		1,649,651	1,778,356

Contract owner transactions:
Proceeds from units sold		2,529,068	2,594,289
Cost of units redeemed		(1,731,921)	(1,964,223)
Account charges		(14,955)	(12,818)
Increase (decrease)		782,192	617,248
Net increase (decrease)		2,431,843	2,395,604
Net assets, beginning		12,262,865	9,867,261
Net assets, ending		$14,694,708	$12,262,865

Units sold		1,347,593	1,630,508
Units redeemed		(920,980)	(1,249,997)
Net increase (decrease)		426,613	380,511
Units outstanding, beginning		7,013,332	6,632,821
Units outstanding, ending		7,439,945	7,013,332

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,322,607
Cost of units redeemed/account charges			(19,168,485)
Net investment income (loss)			(134,953)
Net realized gain (loss)			1,463,880
Realized gain distributions			2,314,574
Net change in unrealized appreciation (depreciation)			1,897,085
Net assets			$14,694,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	7,400	$14,607	1.25%	12.9%	12/31/2024	$2.02	0	$0	1.00%	13.2%	12/31/2024	$2.07	0	$0	0.75%	13.5%
12/31/2023	1.75	6,984	12,205	1.25%	17.5%	12/31/2023	1.79	0	0	1.00%	17.8%	12/31/2023	1.82	0	0	0.75%	18.1%
12/31/2022	1.49	6,614	9,837	1.25%	-18.9%	12/31/2022	1.52	0	0	1.00%	-18.7%	12/31/2022	1.54	0	0	0.75%	-18.5%
12/31/2021	1.83	6,264	11,483	1.25%	14.9%	12/31/2021	1.86	0	0	1.00%	15.2%	12/31/2021	1.89	0	0	0.75%	15.5%
12/31/2020	1.59	6,549	10,446	1.25%	16.9%	12/31/2020	1.62	0	0	1.00%	17.2%	12/31/2020	1.64	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	0.50%	13.8%	12/31/2024	$2.17	0	$0	0.25%	14.1%	12/31/2024	$2.23	39	$88	0.00%	14.4%
12/31/2023	1.86	0	0	0.50%	18.4%	12/31/2023	1.90	0	0	0.25%	18.7%	12/31/2023	1.95	30	58	0.00%	19.0%
12/31/2022	1.57	0	0	0.50%	-18.3%	12/31/2022	1.60	0	0	0.25%	-18.1%	12/31/2022	1.64	19	30	0.00%	-17.9%
12/31/2021	1.93	0	0	0.50%	15.8%	12/31/2021	1.96	0	0	0.25%	16.1%	12/31/2021	1.99	10	20	0.00%	16.4%
12/31/2020	1.66	0	0	0.50%	17.8%	12/31/2020	1.69	0	0	0.25%	18.1%	12/31/2020	1.71	7	12	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.6%
2022	0.9%
2021	0.7%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R3 Class - 06-983

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,282,281	$4,625,961	255,170
Receivables: investments sold	4,854
Payables: investments purchased	-
Net assets	$5,287,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,287,135	2,715,882	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.04
Band 50	-	-	2.09
Band 25	-	-	2.14
Band 0	-	-	2.20
Total	$5,287,135	2,715,882

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,624
Mortality & expense charges			(84,374)
Net investment income (loss)			(38,750)

Gain (loss) on investments:
Net realized gain (loss)			754,800
Realized gain distributions			113,975
Net change in unrealized appreciation (depreciation)			64,918
Net gain (loss)			933,693

Increase (decrease) in net assets from operations			$894,943

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,750)	$12,145
Net realized gain (loss)		754,800	9,893
Realized gain distributions		113,975	75,417
Net change in unrealized appreciation (depreciation)		64,918	861,557

Increase (decrease) in net assets from operations		894,943	959,012

Contract owner transactions:
Proceeds from units sold		1,842,878	2,711,458
Cost of units redeemed		(4,444,637)	(910,297)
Account charges		(14,615)	(11,935)
Increase (decrease)		(2,616,374)	1,789,226
Net increase (decrease)		(1,721,431)	2,748,238
Net assets, beginning		7,008,566	4,260,328
Net assets, ending		$5,287,135	$7,008,566

Units sold		1,018,612	1,759,287
Units redeemed		(2,371,292)	(606,549)
Net increase (decrease)		(1,352,680)	1,152,738
Units outstanding, beginning		4,068,562	2,915,824
Units outstanding, ending		2,715,882	4,068,562

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,960,242
Cost of units redeemed/account charges			(11,835,670)
Net investment income (loss)			(164,017)
Net realized gain (loss)			1,620,372
Realized gain distributions			1,049,888
Net change in unrealized appreciation (depreciation)			656,320
Net assets			$5,287,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	2,716	$5,287	1.25%	13.0%	12/31/2024	$1.99	0	$0	1.00%	13.3%	12/31/2024	$2.04	0	$0	0.75%	13.6%
12/31/2023	1.72	4,069	7,009	1.25%	17.9%	12/31/2023	1.76	0	0	1.00%	18.2%	12/31/2023	1.80	0	0	0.75%	18.5%
12/31/2022	1.46	2,916	4,260	1.25%	-19.7%	12/31/2022	1.49	0	0	1.00%	-19.5%	12/31/2022	1.52	0	0	0.75%	-19.3%
12/31/2021	1.82	3,057	5,563	1.25%	15.0%	12/31/2021	1.85	0	0	1.00%	15.3%	12/31/2021	1.88	0	0	0.75%	15.5%
12/31/2020	1.58	3,505	5,549	1.25%	17.0%	12/31/2020	1.61	0	0	1.00%	17.3%	12/31/2020	1.63	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	0	$0	0.50%	13.9%	12/31/2024	$2.14	0	$0	0.25%	14.2%	12/31/2024	$2.20	0	$0	0.00%	14.4%
12/31/2023	1.84	0	0	0.50%	18.8%	12/31/2023	1.88	0	0	0.25%	19.1%	12/31/2023	1.92	0	0	0.00%	19.4%
12/31/2022	1.55	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.91	0	0	0.50%	15.8%	12/31/2021	1.94	0	0	0.25%	16.1%	12/31/2021	1.98	0	0	0.00%	16.4%
12/31/2020	1.65	0	0	0.50%	17.8%	12/31/2020	1.67	0	0	0.25%	18.1%	12/31/2020	1.70	296	502	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.4%
2022	0.4%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R4 Class - 06-984

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,184,310	$10,472,694	579,792
Receivables: investments sold	-
Payables: investments purchased	(2,871)
Net assets	$12,181,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,024,895	6,001,414	$2.00
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.21
Band 0	156,544	69,282	2.26
Total	$12,181,439	6,070,696

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$135,868
Mortality & expense charges			(144,213)
Net investment income (loss)			(8,345)

Gain (loss) on investments:
Net realized gain (loss)			266,826
Realized gain distributions			258,941
Net change in unrealized appreciation (depreciation)			910,166
Net gain (loss)			1,435,933

Increase (decrease) in net assets from operations			$1,427,588

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,345)	$31,739
Net realized gain (loss)		266,826	(11,942)
Realized gain distributions		258,941	112,292
Net change in unrealized appreciation (depreciation)		910,166	1,429,899

Increase (decrease) in net assets from operations		1,427,588	1,561,988

Contract owner transactions:
Proceeds from units sold		2,099,537	2,185,980
Cost of units redeemed		(1,979,448)	(1,151,239)
Account charges		(13,664)	(11,826)
Increase (decrease)		106,425	1,022,915
Net increase (decrease)		1,534,013	2,584,903
Net assets, beginning		10,647,426	8,062,523
Net assets, ending		$12,181,439	$10,647,426

Units sold		1,095,001	1,374,445
Units redeemed		(1,039,434)	(738,709)
Net increase (decrease)		55,567	635,736
Units outstanding, beginning		6,015,129	5,379,393
Units outstanding, ending		6,070,696	6,015,129

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,521,293
Cost of units redeemed/account charges			(18,826,103)
Net investment income (loss)			(200,515)
Net realized gain (loss)			1,798,919
Realized gain distributions			2,176,229
Net change in unrealized appreciation (depreciation)			1,711,616
Net assets			$12,181,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	6,001	$12,025	1.25%	13.4%	12/31/2024	$2.05	0	$0	1.00%	13.7%	12/31/2024	$2.10	0	$0	0.75%	14.0%
12/31/2023	1.77	5,926	10,471	1.25%	18.2%	12/31/2023	1.81	0	0	1.00%	18.5%	12/31/2023	1.84	0	0	0.75%	18.8%
12/31/2022	1.49	5,238	7,831	1.25%	-19.5%	12/31/2022	1.52	0	0	1.00%	-19.3%	12/31/2022	1.55	0	0	0.75%	-19.1%
12/31/2021	1.86	6,210	11,526	1.25%	15.3%	12/31/2021	1.89	0	0	1.00%	15.6%	12/31/2021	1.92	0	0	0.75%	15.9%
12/31/2020	1.61	6,809	10,962	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.66	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	14.2%	12/31/2024	$2.21	0	$0	0.25%	14.5%	12/31/2024	$2.26	69	$157	0.00%	14.8%
12/31/2023	1.88	0	0	0.50%	19.1%	12/31/2023	1.93	0	0	0.25%	19.4%	12/31/2023	1.97	90	176	0.00%	19.7%
12/31/2022	1.58	0	0	0.50%	-18.9%	12/31/2022	1.61	0	0	0.25%	-18.6%	12/31/2022	1.64	141	232	0.00%	-18.4%
12/31/2021	1.95	0	0	0.50%	16.2%	12/31/2021	1.98	0	0	0.25%	16.5%	12/31/2021	2.02	134	270	0.00%	16.7%
12/31/2020	1.68	0	0	0.50%	18.2%	12/31/2020	1.70	0	0	0.25%	18.5%	12/31/2020	1.73	122	211	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.5%
2022	0.6%
2021	0.7%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R3 Class - 06-996

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,901,736	$4,327,764	239,352
Receivables: investments sold	-
Payables: investments purchased	(9,380)
Net assets	$4,892,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,892,356	2,499,371	$1.96
Band 100	-	-	2.01
Band 75	-	-	2.05
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.21
Total	$4,892,356	2,499,371

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34,854
Mortality & expense charges			(71,176)
Net investment income (loss)			(36,322)

Gain (loss) on investments:
Net realized gain (loss)			465,253
Realized gain distributions			109,536
Net change in unrealized appreciation (depreciation)			205,696
Net gain (loss)			780,485

Increase (decrease) in net assets from operations			$744,163

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,322)	$4,590
Net realized gain (loss)		465,253	(8,198)
Realized gain distributions		109,536	60,146
Net change in unrealized appreciation (depreciation)		205,696	735,566

Increase (decrease) in net assets from operations		744,163	792,104

Contract owner transactions:
Proceeds from units sold		1,653,184	2,213,106
Cost of units redeemed		(3,147,962)	(702,741)
Account charges		(11,617)	(10,200)
Increase (decrease)		(1,506,395)	1,500,165
Net increase (decrease)		(762,232)	2,292,269
Net assets, beginning		5,654,588	3,362,319
Net assets, ending		$4,892,356	$5,654,588

Units sold		910,913	1,422,078
Units redeemed		(1,682,215)	(457,043)
Net increase (decrease)		(771,302)	965,035
Units outstanding, beginning		3,270,673	2,305,638
Units outstanding, ending		2,499,371	3,270,673

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,761,017
Cost of units redeemed/account charges			(10,623,141)
Net investment income (loss)			(165,411)
Net realized gain (loss)			1,448,232
Realized gain distributions			897,687
Net change in unrealized appreciation (depreciation)			573,972
Net assets			$4,892,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	2,499	$4,892	1.25%	13.2%	12/31/2024	$2.01	0	$0	1.00%	13.5%	12/31/2024	$2.05	0	$0	0.75%	13.8%
12/31/2023	1.73	3,271	5,655	1.25%	18.6%	12/31/2023	1.77	0	0	1.00%	18.8%	12/31/2023	1.80	0	0	0.75%	19.1%
12/31/2022	1.46	2,306	3,362	1.25%	-20.4%	12/31/2022	1.49	0	0	1.00%	-20.2%	12/31/2022	1.51	0	0	0.75%	-20.0%
12/31/2021	1.83	2,673	4,899	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.4%	12/31/2021	1.89	0	0	0.75%	15.7%
12/31/2020	1.59	3,181	5,067	1.25%	17.2%	12/31/2020	1.62	0	0	1.00%	17.5%	12/31/2020	1.64	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	14.1%	12/31/2024	$2.15	0	$0	0.25%	14.4%	12/31/2024	$2.21	0	$0	0.00%	14.7%
12/31/2023	1.84	0	0	0.50%	19.4%	12/31/2023	1.88	0	0	0.25%	19.7%	12/31/2023	1.93	0	0	0.00%	20.0%
12/31/2022	1.54	0	0	0.50%	-19.8%	12/31/2022	1.57	0	0	0.25%	-19.6%	12/31/2022	1.60	0	0	0.00%	-19.4%
12/31/2021	1.93	0	0	0.50%	16.0%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.1%	12/31/2020	1.68	0	0	0.25%	18.4%	12/31/2020	1.71	234	400	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.2%
2022	0.3%
2021	0.4%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R4 Class - 06-997

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,181,046	$11,523,986	637,227
Receivables: investments sold	9,556
Payables: investments purchased	-
Net assets	$13,190,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,804,169	6,350,704	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	386,433	169,962	2.27
Total	$13,190,602	6,520,666

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$130,929
Mortality & expense charges			(147,242)
Net investment income (loss)			(16,313)

Gain (loss) on investments:
Net realized gain (loss)			181,644
Realized gain distributions			290,446
Net change in unrealized appreciation (depreciation)			1,022,119
Net gain (loss)			1,494,209

Increase (decrease) in net assets from operations			$1,477,896

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,313)	$22,791
Net realized gain (loss)		181,644	(55,180)
Realized gain distributions		290,446	109,917
Net change in unrealized appreciation (depreciation)		1,022,119	1,500,396

Increase (decrease) in net assets from operations		1,477,896	1,577,924

Contract owner transactions:
Proceeds from units sold		2,837,685	2,386,673
Cost of units redeemed		(1,589,855)	(1,371,753)
Account charges		(18,170)	(14,620)
Increase (decrease)		1,229,660	1,000,300
Net increase (decrease)		2,707,556	2,578,224
Net assets, beginning		10,483,046	7,904,822
Net assets, ending		$13,190,602	$10,483,046

Units sold		1,466,732	1,498,619
Units redeemed		(833,646)	(891,449)
Net increase (decrease)		633,086	607,170
Units outstanding, beginning		5,887,580	5,280,410
Units outstanding, ending		6,520,666	5,887,580

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,140,782
Cost of units redeemed/account charges			(15,946,273)
Net investment income (loss)			(231,135)
Net realized gain (loss)			1,495,758
Realized gain distributions			2,074,410
Net change in unrealized appreciation (depreciation)			1,657,060
Net assets			$13,190,602

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	6,351	$12,804	1.25%	13.6%	12/31/2024	$2.07	0	$0	1.00%	13.9%	12/31/2024	$2.12	0	$0	0.75%	14.2%
12/31/2023	1.78	5,726	10,164	1.25%	18.9%	12/31/2023	1.81	0	0	1.00%	19.2%	12/31/2023	1.85	0	0	0.75%	19.5%
12/31/2022	1.49	5,140	7,674	1.25%	-20.2%	12/31/2022	1.52	0	0	1.00%	-20.0%	12/31/2022	1.55	0	0	0.75%	-19.8%
12/31/2021	1.87	6,191	11,583	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	6,830	11,070	1.25%	17.6%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	0.50%	14.4%	12/31/2024	$2.22	0	$0	0.25%	14.7%	12/31/2024	$2.27	170	$386	0.00%	15.0%
12/31/2023	1.89	0	0	0.50%	19.8%	12/31/2023	1.93	0	0	0.25%	20.1%	12/31/2023	1.98	161	319	0.00%	20.4%
12/31/2022	1.58	0	0	0.50%	-19.6%	12/31/2022	1.61	0	0	0.25%	-19.4%	12/31/2022	1.64	141	231	0.00%	-19.2%
12/31/2021	1.97	0	0	0.50%	16.3%	12/31/2021	2.00	0	0	0.25%	16.6%	12/31/2021	2.03	122	248	0.00%	16.9%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	102	178	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.4%
2022	0.5%
2021	0.7%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R3 Class - 06-998

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,354,462	$3,839,999	169,200
Receivables: investments sold	760
Payables: investments purchased	-
Net assets	$4,355,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,355,222	2,227,310	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.05
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.21
Total	$4,355,222	2,227,310

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,513
Mortality & expense charges			(73,613)
Net investment income (loss)			(46,100)

Gain (loss) on investments:
Net realized gain (loss)			695,469
Realized gain distributions			97,902
Net change in unrealized appreciation (depreciation)			65,145
Net gain (loss)			858,516

Increase (decrease) in net assets from operations			$812,416

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,100)	$(7,827)
Net realized gain (loss)		695,469	(1,888)
Realized gain distributions		97,902	64,226
Net change in unrealized appreciation (depreciation)		65,145	892,598

Increase (decrease) in net assets from operations		812,416	947,109

Contract owner transactions:
Proceeds from units sold		1,681,952	1,628,926
Cost of units redeemed		(4,331,363)	(782,512)
Account charges		(16,438)	(14,133)
Increase (decrease)		(2,665,849)	832,281
Net increase (decrease)		(1,853,433)	1,779,390
Net assets, beginning		6,208,655	4,429,265
Net assets, ending		$4,355,222	$6,208,655

Units sold		923,410	1,063,795
Units redeemed		(2,296,122)	(522,972)
Net increase (decrease)		(1,372,712)	540,823
Units outstanding, beginning		3,600,022	3,059,199
Units outstanding, ending		2,227,310	3,600,022

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,272,632
Cost of units redeemed/account charges			(9,171,588)
Net investment income (loss)			(191,058)
Net realized gain (loss)			1,070,296
Realized gain distributions			860,477
Net change in unrealized appreciation (depreciation)			514,463
Net assets			$4,355,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	2,227	$4,355	1.25%	13.4%	12/31/2024	$2.00	0	$0	1.00%	13.7%	12/31/2024	$2.05	0	$0	0.75%	14.0%
12/31/2023	1.72	3,600	6,209	1.25%	19.1%	12/31/2023	1.76	0	0	1.00%	19.4%	12/31/2023	1.80	0	0	0.75%	19.7%
12/31/2022	1.45	3,059	4,429	1.25%	-21.0%	12/31/2022	1.48	0	0	1.00%	-20.8%	12/31/2022	1.50	0	0	0.75%	-20.6%
12/31/2021	1.83	3,025	5,543	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	2,740	4,363	1.25%	17.1%	12/31/2020	1.62	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	14.2%	12/31/2024	$2.15	0	$0	0.25%	14.5%	12/31/2024	$2.21	0	$0	0.00%	14.8%
12/31/2023	1.84	0	0	0.50%	20.0%	12/31/2023	1.88	0	0	0.25%	20.3%	12/31/2023	1.92	0	0	0.00%	20.6%
12/31/2022	1.53	0	0	0.50%	-20.4%	12/31/2022	1.56	0	0	0.25%	-20.2%	12/31/2022	1.59	0	0	0.00%	-20.0%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	33	56	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.1%
2022	0.2%
2021	0.4%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R4 Class - 06-999

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,476,310	$6,545,346	287,072
Receivables: investments sold	4,789
Payables: investments purchased	-
Net assets	$7,481,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,270,564	3,612,432	$2.01
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.22
Band 0	210,535	92,761	2.27
Total	$7,481,099	3,705,193

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$66,048
Mortality & expense charges			(81,317)
Net investment income (loss)			(15,269)

Gain (loss) on investments:
Net realized gain (loss)			81,854
Realized gain distributions			164,734
Net change in unrealized appreciation (depreciation)			586,384
Net gain (loss)			832,972

Increase (decrease) in net assets from operations			$817,703

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,269)	$10,372
Net realized gain (loss)		81,854	(22,139)
Realized gain distributions		164,734	56,998
Net change in unrealized appreciation (depreciation)		586,384	782,833

Increase (decrease) in net assets from operations		817,703	828,064

Contract owner transactions:
Proceeds from units sold		1,892,518	1,897,714
Cost of units redeemed		(842,408)	(605,845)
Account charges		(14,435)	(10,414)
Increase (decrease)		1,035,675	1,281,455
Net increase (decrease)		1,853,378	2,109,519
Net assets, beginning		5,627,721	3,518,202
Net assets, ending		$7,481,099	$5,627,721

Units sold		987,611	1,187,148
Units redeemed		(453,526)	(385,692)
Net increase (decrease)		534,085	801,456
Units outstanding, beginning		3,171,108	2,369,652
Units outstanding, ending		3,705,193	3,171,108

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,236,727
Cost of units redeemed/account charges			(8,162,589)
Net investment income (loss)			(116,861)
Net realized gain (loss)			672,965
Realized gain distributions			919,893
Net change in unrealized appreciation (depreciation)			930,964
Net assets			$7,481,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	3,612	$7,271	1.25%	13.7%	12/31/2024	$2.06	0	$0	1.00%	14.0%	12/31/2024	$2.11	0	$0	0.75%	14.3%
12/31/2023	1.77	3,095	5,478	1.25%	19.5%	12/31/2023	1.81	0	0	1.00%	19.8%	12/31/2023	1.85	0	0	0.75%	20.1%
12/31/2022	1.48	2,310	3,420	1.25%	-20.8%	12/31/2022	1.51	0	0	1.00%	-20.6%	12/31/2022	1.54	0	0	0.75%	-20.4%
12/31/2021	1.87	2,787	5,209	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	3,167	5,130	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	14.6%	12/31/2024	$2.22	0	$0	0.25%	14.9%	12/31/2024	$2.27	93	$211	0.00%	15.2%
12/31/2023	1.89	0	0	0.50%	20.4%	12/31/2023	1.93	0	0	0.25%	20.7%	12/31/2023	1.97	76	150	0.00%	21.0%
12/31/2022	1.57	0	0	0.50%	-20.2%	12/31/2022	1.60	0	0	0.25%	-20.0%	12/31/2022	1.63	60	98	0.00%	-19.8%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	63	128	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	66	114	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.4%
2022	0.4%
2021	0.6%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,196,250	$1,995,926	124,816
Receivables: investments sold	3,009
Payables: investments purchased	-
Net assets	$2,199,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,199,259	1,125,255	$1.95
Band 100	-	-	2.00
Band 75	-	-	2.05
Band 50	-	-	2.10
Band 25	-	-	2.15
Band 0	-	-	2.20
Total	$2,199,259	1,125,255

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,454
Mortality & expense charges			(43,204)
Net investment income (loss)			(30,750)

Gain (loss) on investments:
Net realized gain (loss)			496,384
Realized gain distributions			46,997
Net change in unrealized appreciation (depreciation)			(10,751)
Net gain (loss)			532,630

Increase (decrease) in net assets from operations			$501,880

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,750)	$(1,034)
Net realized gain (loss)		496,384	(11,347)
Realized gain distributions		46,997	36,841
Net change in unrealized appreciation (depreciation)		(10,751)	510,074

Increase (decrease) in net assets from operations		501,880	534,534

Contract owner transactions:
Proceeds from units sold		1,221,348	1,688,301
Cost of units redeemed		(3,349,509)	(520,215)
Account charges		(12,930)	(12,246)
Increase (decrease)		(2,141,091)	1,155,840
Net increase (decrease)		(1,639,211)	1,690,374
Net assets, beginning		3,838,470	2,148,096
Net assets, ending		$2,199,259	$3,838,470

Units sold		665,637	1,097,518
Units redeemed		(1,769,430)	(356,065)
Net increase (decrease)		(1,103,793)	741,453
Units outstanding, beginning		2,229,048	1,487,595
Units outstanding, ending		1,125,255	2,229,048

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,899,670
Cost of units redeemed/account charges			(5,801,883)
Net investment income (loss)			(76,666)
Net realized gain (loss)			665,301
Realized gain distributions			312,513
Net change in unrealized appreciation (depreciation)			200,324
Net assets			$2,199,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	1,125	$2,199	1.25%	13.5%	12/31/2024	$2.00	0	$0	1.00%	13.8%	12/31/2024	$2.05	0	$0	0.75%	14.1%
12/31/2023	1.72	2,229	3,838	1.25%	19.3%	12/31/2023	1.76	0	0	1.00%	19.6%	12/31/2023	1.80	0	0	0.75%	19.8%
12/31/2022	1.44	1,488	2,148	1.25%	-21.2%	12/31/2022	1.47	0	0	1.00%	-21.0%	12/31/2022	1.50	0	0	0.75%	-20.8%
12/31/2021	1.83	1,209	2,215	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	881	1,402	1.25%	17.1%	12/31/2020	1.61	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	14.4%	12/31/2024	$2.15	0	$0	0.25%	14.6%	12/31/2024	$2.20	0	$0	0.00%	14.9%
12/31/2023	1.84	0	0	0.50%	20.1%	12/31/2023	1.88	0	0	0.25%	20.4%	12/31/2023	1.92	0	0	0.00%	20.7%
12/31/2022	1.53	0	0	0.50%	-20.6%	12/31/2022	1.56	0	0	0.25%	-20.4%	12/31/2022	1.59	0	0	0.00%	-20.2%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	24	40	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	1.1%
2022	0.2%
2021	0.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,275,346	$5,525,241	353,161
Receivables: investments sold	3,870
Payables: investments purchased	-
Net assets	$6,279,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,134,103	3,049,505	$2.01
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	145,113	63,972	2.27
Total	$6,279,216	3,113,477

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,952
Mortality & expense charges			(68,064)
Net investment income (loss)			(15,112)

Gain (loss) on investments:
Net realized gain (loss)			92,788
Realized gain distributions			132,826
Net change in unrealized appreciation (depreciation)			468,952
Net gain (loss)			694,566

Increase (decrease) in net assets from operations			$679,454

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,112)	$7,221
Net realized gain (loss)		92,788	(21,313)
Realized gain distributions		132,826	43,214
Net change in unrealized appreciation (depreciation)		468,952	632,493

Increase (decrease) in net assets from operations		679,454	661,615

Contract owner transactions:
Proceeds from units sold		2,042,889	1,700,739
Cost of units redeemed		(1,004,165)	(572,746)
Account charges		(12,568)	(9,946)
Increase (decrease)		1,026,156	1,118,047
Net increase (decrease)		1,705,610	1,779,662
Net assets, beginning		4,573,606	2,793,944
Net assets, ending		$6,279,216	$4,573,606

Units sold		1,066,671	1,065,235
Units redeemed		(535,026)	(370,737)
Net increase (decrease)		531,645	694,498
Units outstanding, beginning		2,581,832	1,887,334
Units outstanding, ending		3,113,477	2,581,832

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,267,994
Cost of units redeemed/account charges			(6,596,524)
Net investment income (loss)			(62,252)
Net realized gain (loss)			406,485
Realized gain distributions			513,408
Net change in unrealized appreciation (depreciation)			750,105
Net assets			$6,279,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	3,050	$6,134	1.25%	13.8%	12/31/2024	$2.06	0	$0	1.00%	14.1%	12/31/2024	$2.11	0	$0	0.75%	14.4%
12/31/2023	1.77	2,530	4,472	1.25%	19.7%	12/31/2023	1.81	0	0	1.00%	20.0%	12/31/2023	1.85	0	0	0.75%	20.3%
12/31/2022	1.48	1,839	2,716	1.25%	-21.0%	12/31/2022	1.51	0	0	1.00%	-20.8%	12/31/2022	1.53	0	0	0.75%	-20.6%
12/31/2021	1.87	1,550	2,896	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	15.9%
12/31/2020	1.62	1,345	2,177	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	14.7%	12/31/2024	$2.21	0	$0	0.25%	15.0%	12/31/2024	$2.27	64	$145	0.00%	15.2%
12/31/2023	1.89	0	0	0.50%	20.6%	12/31/2023	1.93	0	0	0.25%	20.9%	12/31/2023	1.97	52	101	0.00%	21.2%
12/31/2022	1.56	0	0	0.50%	-20.4%	12/31/2022	1.59	0	0	0.25%	-20.2%	12/31/2022	1.62	48	78	0.00%	-20.0%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	36	72	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	31	53	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.4%
2022	0.5%
2021	0.8%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,930,389	$7,941,135	681,840
Receivables: investments sold	-
Payables: investments purchased	(7,397)
Net assets	$7,922,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,922,992	5,600,420	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$7,922,992	5,600,420

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$254,873
Mortality & expense charges			(92,387)
Net investment income (loss)			162,486

Gain (loss) on investments:
Net realized gain (loss)			81,288
Realized gain distributions			157,969
Net change in unrealized appreciation (depreciation)			120,620
Net gain (loss)			359,877

Increase (decrease) in net assets from operations			$522,363

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$162,486	$144,645
Net realized gain (loss)		81,288	(69,915)
Realized gain distributions		157,969	53,135
Net change in unrealized appreciation (depreciation)		120,620	413,501

Increase (decrease) in net assets from operations		522,363	541,366

Contract owner transactions:
Proceeds from units sold		3,379,333	1,025,555
Cost of units redeemed		(3,616,768)	(1,639,261)
Account charges		(14,975)	(24,432)
Increase (decrease)		(252,410)	(638,138)
Net increase (decrease)		269,953	(96,772)
Net assets, beginning		7,653,039	7,749,811
Net assets, ending		$7,922,992	$7,653,039

Units sold		2,937,139	840,631
Units redeemed		(3,114,595)	(1,342,375)
Net increase (decrease)		(177,456)	(501,744)
Units outstanding, beginning		5,777,876	6,279,620
Units outstanding, ending		5,600,420	5,777,876

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,399,806
Cost of units redeemed/account charges			(12,857,349)
Net investment income (loss)			664,794
Net realized gain (loss)			152,104
Realized gain distributions			574,383
Net change in unrealized appreciation (depreciation)			(10,746)
Net assets			$7,922,992

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	5,600	$7,923	1.25%	6.8%	12/31/2024	$1.44	0	$0	1.00%	7.1%	12/31/2024	$1.47	0	$0	0.75%	7.3%
12/31/2023	1.32	5,778	7,653	1.25%	7.3%	12/31/2023	1.35	0	0	1.00%	7.6%	12/31/2023	1.37	0	0	0.75%	7.9%
12/31/2022	1.23	6,280	7,750	1.25%	-10.3%	12/31/2022	1.25	0	0	1.00%	-10.0%	12/31/2022	1.27	0	0	0.75%	-9.8%
12/31/2021	1.38	4,266	5,867	1.25%	8.0%	12/31/2021	1.39	0	0	1.00%	8.2%	12/31/2021	1.41	0	0	0.75%	8.5%
12/31/2020	1.27	4,050	5,160	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.30	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	7.6%	12/31/2024	$1.53	0	$0	0.25%	7.9%	12/31/2024	$1.56	0	$0	0.00%	8.2%
12/31/2023	1.40	0	0	0.50%	8.1%	12/31/2023	1.42	0	0	0.25%	8.4%	12/31/2023	1.45	0	0	0.00%	8.7%
12/31/2022	1.29	0	0	0.50%	-9.6%	12/31/2022	1.31	0	0	0.25%	-9.4%	12/31/2022	1.33	0	0	0.00%	-9.1%
12/31/2021	1.43	0	0	0.50%	8.8%	12/31/2021	1.45	0	0	0.25%	9.0%	12/31/2021	1.47	0	0	0.00%	9.3%
12/31/2020	1.31	0	0	0.50%	8.7%	12/31/2020	1.33	0	0	0.25%	9.0%	12/31/2020	1.34	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.0%
2022	3.1%
2021	1.9%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,178,718	$11,256,136	913,310
Receivables: investments sold	9,331
Payables: investments purchased	-
Net assets	$11,188,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,188,049	7,692,865	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$11,188,049	7,692,865

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$349,367
Mortality & expense charges			(102,841)
Net investment income (loss)			246,526

Gain (loss) on investments:
Net realized gain (loss)			107,469
Realized gain distributions			244,203
Net change in unrealized appreciation (depreciation)			(121,395)
Net gain (loss)			230,277

Increase (decrease) in net assets from operations			$476,803

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$246,526	$109,781
Net realized gain (loss)		107,469	(120,970)
Realized gain distributions		244,203	48,498
Net change in unrealized appreciation (depreciation)		(121,395)	509,322

Increase (decrease) in net assets from operations		476,803	546,631

Contract owner transactions:
Proceeds from units sold		6,037,791	1,347,239
Cost of units redeemed		(1,748,867)	(3,053,955)
Account charges		(10,402)	(7,765)
Increase (decrease)		4,278,522	(1,714,481)
Net increase (decrease)		4,755,325	(1,167,850)
Net assets, beginning		6,432,724	7,600,574
Net assets, ending		$11,188,049	$6,432,724

Units sold		4,562,214	1,075,364
Units redeemed		(1,608,430)	(2,395,820)
Net increase (decrease)		2,953,784	(1,320,456)
Units outstanding, beginning		4,739,081	6,059,537
Units outstanding, ending		7,692,865	4,739,081

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,319,028
Cost of units redeemed/account charges			(10,663,266)
Net investment income (loss)			653,613
Net realized gain (loss)			210,751
Realized gain distributions			745,341
Net change in unrealized appreciation (depreciation)			(77,418)
Net assets			$11,188,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	7,693	$11,188	1.25%	7.1%	12/31/2024	$1.48	0	$0	1.00%	7.4%	12/31/2024	$1.51	0	$0	0.75%	7.7%
12/31/2023	1.36	4,739	6,433	1.25%	8.2%	12/31/2023	1.38	0	0	1.00%	8.5%	12/31/2023	1.41	0	0	0.75%	8.8%
12/31/2022	1.25	6,060	7,601	1.25%	-11.4%	12/31/2022	1.27	0	0	1.00%	-11.1%	12/31/2022	1.29	0	0	0.75%	-10.9%
12/31/2021	1.42	4,036	5,711	1.25%	8.9%	12/31/2021	1.43	0	0	1.00%	9.2%	12/31/2021	1.45	0	0	0.75%	9.4%
12/31/2020	1.30	3,888	5,052	1.25%	8.6%	12/31/2020	1.31	0	0	1.00%	8.9%	12/31/2020	1.33	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	8.0%	12/31/2024	$1.58	0	$0	0.25%	8.2%	12/31/2024	$1.61	0	$0	0.00%	8.5%
12/31/2023	1.43	0	0	0.50%	9.0%	12/31/2023	1.46	0	0	0.25%	9.3%	12/31/2023	1.48	0	0	0.00%	9.6%
12/31/2022	1.31	0	0	0.50%	-10.7%	12/31/2022	1.33	0	0	0.25%	-10.5%	12/31/2022	1.35	0	0	0.00%	-10.2%
12/31/2021	1.47	0	0	0.50%	9.7%	12/31/2021	1.49	0	0	0.25%	10.0%	12/31/2021	1.51	0	0	0.00%	10.3%
12/31/2020	1.34	0	0	0.50%	9.4%	12/31/2020	1.35	0	0	0.25%	9.7%	12/31/2020	1.37	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	2.7%
2022	2.5%
2021	1.9%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,219,504	$30,251,463	2,245,070
Receivables: investments sold	-
Payables: investments purchased	(850)
Net assets	$30,218,654

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,218,654	20,051,807	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.67
Total	$30,218,654	20,051,807

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$898,629
Mortality & expense charges			(386,228)
Net investment income (loss)			512,401

Gain (loss) on investments:
Net realized gain (loss)			143,073
Realized gain distributions			690,544
Net change in unrealized appreciation (depreciation)			875,504
Net gain (loss)			1,709,121

Increase (decrease) in net assets from operations			$2,221,522

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$512,401	$545,081
Net realized gain (loss)		143,073	(613,487)
Realized gain distributions		690,544	179,846
Net change in unrealized appreciation (depreciation)		875,504	2,524,341

Increase (decrease) in net assets from operations		2,221,522	2,635,781

Contract owner transactions:
Proceeds from units sold		8,815,360	6,158,794
Cost of units redeemed		(12,802,137)	(6,473,784)
Account charges		(31,045)	(31,699)
Increase (decrease)		(4,017,822)	(346,689)
Net increase (decrease)		(1,796,300)	2,289,092
Net assets, beginning		32,014,954	29,725,862
Net assets, ending		$30,218,654	$32,014,954

Units sold		8,118,254	4,822,964
Units redeemed		(10,921,162)	(5,118,871)
Net increase (decrease)		(2,802,908)	(295,907)
Units outstanding, beginning		22,854,715	23,150,622
Units outstanding, ending		20,051,807	22,854,715

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$75,470,477
Cost of units redeemed/account charges			(51,455,250)
Net investment income (loss)			2,358,868
Net realized gain (loss)			120,332
Realized gain distributions			3,756,186
Net change in unrealized appreciation (depreciation)			(31,959)
Net assets			$30,218,654

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	20,052	$30,219	1.25%	7.6%	12/31/2024	$1.54	0	$0	1.00%	7.9%	12/31/2024	$1.57	0	$0	0.75%	8.1%
12/31/2023	1.40	22,855	32,015	1.25%	9.1%	12/31/2023	1.43	0	0	1.00%	9.4%	12/31/2023	1.45	0	0	0.75%	9.6%
12/31/2022	1.28	23,151	29,726	1.25%	-12.1%	12/31/2022	1.30	0	0	1.00%	-11.9%	12/31/2022	1.32	0	0	0.75%	-11.7%
12/31/2021	1.46	22,327	32,622	1.25%	9.3%	12/31/2021	1.48	0	0	1.00%	9.5%	12/31/2021	1.50	0	0	0.75%	9.8%
12/31/2020	1.34	16,908	22,609	1.25%	9.6%	12/31/2020	1.35	0	0	1.00%	9.9%	12/31/2020	1.36	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	8.4%	12/31/2024	$1.63	0	$0	0.25%	8.7%	12/31/2024	$1.67	0	$0	0.00%	8.9%
12/31/2023	1.48	0	0	0.50%	9.9%	12/31/2023	1.50	0	0	0.25%	10.2%	12/31/2023	1.53	0	0	0.00%	10.5%
12/31/2022	1.34	0	0	0.50%	-11.5%	12/31/2022	1.36	0	0	0.25%	-11.2%	12/31/2022	1.39	0	0	0.00%	-11.0%
12/31/2021	1.52	0	0	0.50%	10.1%	12/31/2021	1.54	0	0	0.25%	10.4%	12/31/2021	1.56	0	0	0.00%	10.6%
12/31/2020	1.38	0	0	0.50%	10.4%	12/31/2020	1.39	0	0	0.25%	10.7%	12/31/2020	1.41	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.0%
2022	2.6%
2021	1.9%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,099,248	$59,540,209	3,964,199
Receivables: investments sold	116,947
Payables: investments purchased	-
Net assets	$60,216,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,362,721	37,072,738	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	853,474	481,906	1.77
Total	$60,216,195	37,554,644

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,667,397
Mortality & expense charges			(659,981)
Net investment income (loss)			1,007,416

Gain (loss) on investments:
Net realized gain (loss)			664,944
Realized gain distributions			1,465,254
Net change in unrealized appreciation (depreciation)			841,011
Net gain (loss)			2,971,209

Increase (decrease) in net assets from operations			$3,978,625

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,007,416	$741,335
Net realized gain (loss)		664,944	(570,581)
Realized gain distributions		1,465,254	335,241
Net change in unrealized appreciation (depreciation)		841,011	4,291,384

Increase (decrease) in net assets from operations		3,978,625	4,797,379

Contract owner transactions:
Proceeds from units sold		27,004,034	12,623,903
Cost of units redeemed		(21,220,669)	(12,286,110)
Account charges		(68,582)	(51,383)
Increase (decrease)		5,714,783	286,410
Net increase (decrease)		9,693,408	5,083,789
Net assets, beginning		50,522,787	45,438,998
Net assets, ending		$60,216,195	$50,522,787

Units sold		18,805,236	12,176,602
Units redeemed		(15,255,112)	(12,048,386)
Net increase (decrease)		3,550,124	128,216
Units outstanding, beginning		34,004,520	33,876,304
Units outstanding, ending		37,554,644	34,004,520

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$112,404,842
Cost of units redeemed/account charges			(62,726,238)
Net investment income (loss)			2,976,730
Net realized gain (loss)			1,046,297
Realized gain distributions			5,955,525
Net change in unrealized appreciation (depreciation)			559,039
Net assets			$60,216,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	37,073	$59,363	1.25%	8.0%	12/31/2024	$1.63	0	$0	1.00%	8.2%	12/31/2024	$1.67	0	$0	0.75%	8.5%
12/31/2023	1.48	33,302	49,385	1.25%	10.6%	12/31/2023	1.51	0	0	1.00%	10.8%	12/31/2023	1.54	0	0	0.75%	11.1%
12/31/2022	1.34	33,876	45,439	1.25%	-13.8%	12/31/2022	1.36	0	0	1.00%	-13.6%	12/31/2022	1.38	0	0	0.75%	-13.4%
12/31/2021	1.56	29,400	45,758	1.25%	10.1%	12/31/2021	1.58	0	0	1.00%	10.3%	12/31/2021	1.60	0	0	0.75%	10.6%
12/31/2020	1.41	21,841	30,889	1.25%	12.3%	12/31/2020	1.43	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	8.8%	12/31/2024	$1.74	0	$0	0.25%	9.1%	12/31/2024	$1.77	482	$853	0.00%	9.3%
12/31/2023	1.56	0	0	0.50%	11.4%	12/31/2023	1.59	0	0	0.25%	11.7%	12/31/2023	1.62	703	1,138	0.00%	11.9%
12/31/2022	1.40	0	0	0.50%	-13.2%	12/31/2022	1.43	0	0	0.25%	-13.0%	12/31/2022	1.45	0	0	0.00%	-12.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.66	0	0	0.00%	11.4%
12/31/2020	1.46	0	0	0.50%	13.1%	12/31/2020	1.47	0	0	0.25%	13.4%	12/31/2020	1.49	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.7%
2022	2.2%
2021	1.6%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,714,769	$82,091,018	5,010,017
Receivables: investments sold	-
Payables: investments purchased	(91,573)
Net assets	$86,623,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,137,496	49,627,578	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	485,700	253,008	1.92
Total	$86,623,196	49,880,586

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,005,644
Mortality & expense charges			(953,805)
Net investment income (loss)			1,051,839

Gain (loss) on investments:
Net realized gain (loss)			1,118,358
Realized gain distributions			1,362,797
Net change in unrealized appreciation (depreciation)			3,126,182
Net gain (loss)			5,607,337

Increase (decrease) in net assets from operations			$6,659,176

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,051,839	$759,479
Net realized gain (loss)		1,118,358	(170,000)
Realized gain distributions		1,362,797	457,588
Net change in unrealized appreciation (depreciation)		3,126,182	6,402,711

Increase (decrease) in net assets from operations		6,659,176	7,449,778

Contract owner transactions:
Proceeds from units sold		29,082,057	14,302,222
Cost of units redeemed		(16,501,639)	(8,335,243)
Account charges		(90,153)	(72,520)
Increase (decrease)		12,490,265	5,894,459
Net increase (decrease)		19,149,441	13,344,237
Net assets, beginning		67,473,755	54,129,518
Net assets, ending		$86,623,196	$67,473,755

Units sold		19,960,972	10,560,967
Units redeemed		(12,617,506)	(6,637,838)
Net increase (decrease)		7,343,466	3,923,129
Units outstanding, beginning		42,537,120	38,613,991
Units outstanding, ending		49,880,586	42,537,120

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$125,387,668
Cost of units redeemed/account charges			(55,940,523)
Net investment income (loss)			2,835,952
Net realized gain (loss)			2,325,199
Realized gain distributions			7,391,149
Net change in unrealized appreciation (depreciation)			4,623,751
Net assets			$86,623,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	49,628	$86,137	1.25%	9.5%	12/31/2024	$1.77	0	$0	1.00%	9.8%	12/31/2024	$1.81	0	$0	0.75%	10.0%
12/31/2023	1.59	42,309	67,079	1.25%	13.1%	12/31/2023	1.61	0	0	1.00%	13.4%	12/31/2023	1.64	0	0	0.75%	13.7%
12/31/2022	1.40	38,614	54,130	1.25%	-15.6%	12/31/2022	1.42	0	0	1.00%	-15.4%	12/31/2022	1.44	0	0	0.75%	-15.1%
12/31/2021	1.66	31,495	52,289	1.25%	11.8%	12/31/2021	1.68	0	0	1.00%	12.0%	12/31/2021	1.70	0	0	0.75%	12.3%
12/31/2020	1.49	23,938	35,563	1.25%	13.7%	12/31/2020	1.50	0	0	1.00%	14.0%	12/31/2020	1.52	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	0	$0	0.50%	10.3%	12/31/2024	$1.88	0	$0	0.25%	10.6%	12/31/2024	$1.92	253	$486	0.00%	10.9%
12/31/2023	1.67	0	0	0.50%	13.9%	12/31/2023	1.70	0	0	0.25%	14.2%	12/31/2023	1.73	228	395	0.00%	14.5%
12/31/2022	1.47	0	0	0.50%	-14.9%	12/31/2022	1.49	0	0	0.25%	-14.7%	12/31/2022	1.51	0	0	0.00%	-14.5%
12/31/2021	1.72	0	0	0.50%	12.6%	12/31/2021	1.75	0	0	0.25%	12.9%	12/31/2021	1.77	0	0	0.00%	13.2%
12/31/2020	1.53	0	0	0.50%	14.6%	12/31/2020	1.55	0	0	0.25%	14.9%	12/31/2020	1.56	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.5%
2022	2.0%
2021	1.4%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$92,806,160	$87,228,106	4,877,522
Receivables: investments sold	61,870
Payables: investments purchased	-
Net assets	$92,868,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,280,617	48,316,255	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	587,413	278,078	2.11
Total	$92,868,030	48,594,333

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,799,083
Mortality & expense charges			(943,262)
Net investment income (loss)			855,821

Gain (loss) on investments:
Net realized gain (loss)			963,286
Realized gain distributions			2,218,314
Net change in unrealized appreciation (depreciation)			3,664,961
Net gain (loss)			6,846,561

Increase (decrease) in net assets from operations			$7,702,382

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$855,821	$558,966
Net realized gain (loss)		963,286	(164,032)
Realized gain distributions		2,218,314	544,011
Net change in unrealized appreciation (depreciation)		3,664,961	7,148,764

Increase (decrease) in net assets from operations		7,702,382	8,087,709

Contract owner transactions:
Proceeds from units sold		35,895,264	13,049,254
Cost of units redeemed		(13,599,262)	(7,339,040)
Account charges		(88,712)	(70,062)
Increase (decrease)		22,207,290	5,640,152
Net increase (decrease)		29,909,672	13,727,861
Net assets, beginning		62,958,358	49,230,497
Net assets, ending		$92,868,030	$62,958,358

Units sold		20,255,577	9,249,579
Units redeemed		(8,335,549)	(5,703,588)
Net increase (decrease)		11,920,028	3,545,991
Units outstanding, beginning		36,674,305	33,128,314
Units outstanding, ending		48,594,333	36,674,305

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$118,184,908
Cost of units redeemed/account charges			(42,912,315)
Net investment income (loss)			1,996,803
Net realized gain (loss)			1,887,854
Realized gain distributions			8,132,726
Net change in unrealized appreciation (depreciation)			5,578,054
Net assets			$92,868,030

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	48,316	$92,281	1.25%	11.3%	12/31/2024	$1.95	0	$0	1.00%	11.6%	12/31/2024	$1.99	0	$0	0.75%	11.9%
12/31/2023	1.72	36,444	62,527	1.25%	15.5%	12/31/2023	1.75	0	0	1.00%	15.7%	12/31/2023	1.78	0	0	0.75%	16.0%
12/31/2022	1.49	33,128	49,230	1.25%	-17.3%	12/31/2022	1.51	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.80	27,002	48,508	1.25%	14.1%	12/31/2021	1.82	0	0	1.00%	14.4%	12/31/2021	1.84	0	0	0.75%	14.7%
12/31/2020	1.57	18,723	29,479	1.25%	16.1%	12/31/2020	1.59	0	0	1.00%	16.4%	12/31/2020	1.61	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	12.2%	12/31/2024	$2.07	0	$0	0.25%	12.4%	12/31/2024	$2.11	278	$587	0.00%	12.7%
12/31/2023	1.81	0	0	0.50%	16.3%	12/31/2023	1.84	0	0	0.25%	16.6%	12/31/2023	1.87	230	432	0.00%	16.9%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.58	0	0	0.25%	-16.5%	12/31/2022	1.60	0	0	0.00%	-16.2%
12/31/2021	1.87	0	0	0.50%	15.0%	12/31/2021	1.89	0	0	0.25%	15.2%	12/31/2021	1.91	0	0	0.00%	15.5%
12/31/2020	1.62	0	0	0.50%	17.0%	12/31/2020	1.64	0	0	0.25%	17.3%	12/31/2020	1.66	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.2%
2022	1.7%
2021	1.4%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,490,409	$82,731,773	4,455,290
Receivables: investments sold	110,365
Payables: investments purchased	-
Net assets	$91,600,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,279,744	45,147,203	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	321,030	143,560	2.24
Total	$91,600,774	45,290,763

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,424,297
Mortality & expense charges			(951,088)
Net investment income (loss)			473,209

Gain (loss) on investments:
Net realized gain (loss)			1,067,704
Realized gain distributions			1,924,193
Net change in unrealized appreciation (depreciation)			5,550,531
Net gain (loss)			8,542,428

Increase (decrease) in net assets from operations			$9,015,637

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$473,209	$411,743
Net realized gain (loss)		1,067,704	(57,038)
Realized gain distributions		1,924,193	630,118
Net change in unrealized appreciation (depreciation)		5,550,531	7,977,078

Increase (decrease) in net assets from operations		9,015,637	8,961,901

Contract owner transactions:
Proceeds from units sold		33,710,053	13,932,877
Cost of units redeemed		(13,651,178)	(7,239,073)
Account charges		(93,741)	(71,937)
Increase (decrease)		19,965,134	6,621,867
Net increase (decrease)		28,980,771	15,583,768
Net assets, beginning		62,620,003	47,036,235
Net assets, ending		$91,600,774	$62,620,003

Units sold		17,936,868	8,977,648
Units redeemed		(7,743,839)	(4,959,840)
Net increase (decrease)		10,193,029	4,017,808
Units outstanding, beginning		35,097,734	31,079,926
Units outstanding, ending		45,290,763	35,097,734

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,402,525
Cost of units redeemed/account charges			(43,820,623)
Net investment income (loss)			1,178,325
Net realized gain (loss)			2,468,911
Realized gain distributions			8,613,000
Net change in unrealized appreciation (depreciation)			8,758,636
Net assets			$91,600,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	45,147	$91,280	1.25%	13.4%	12/31/2024	$2.06	0	$0	1.00%	13.6%	12/31/2024	$2.11	0	$0	0.75%	13.9%
12/31/2023	1.78	34,965	62,362	1.25%	17.9%	12/31/2023	1.82	0	0	1.00%	18.1%	12/31/2023	1.85	0	0	0.75%	18.4%
12/31/2022	1.51	31,080	47,036	1.25%	-18.6%	12/31/2022	1.54	0	0	1.00%	-18.4%	12/31/2022	1.56	0	0	0.75%	-18.2%
12/31/2021	1.86	25,648	47,666	1.25%	15.4%	12/31/2021	1.88	0	0	1.00%	15.7%	12/31/2021	1.91	0	0	0.75%	16.0%
12/31/2020	1.61	19,281	31,058	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.64	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	14.2%	12/31/2024	$2.19	0	$0	0.25%	14.5%	12/31/2024	$2.24	144	$321	0.00%	14.8%
12/31/2023	1.88	0	0	0.50%	18.7%	12/31/2023	1.91	0	0	0.25%	19.0%	12/31/2023	1.95	133	258	0.00%	19.3%
12/31/2022	1.58	0	0	0.50%	-18.0%	12/31/2022	1.61	0	0	0.25%	-17.8%	12/31/2022	1.63	0	0	0.00%	-17.5%
12/31/2021	1.93	0	0	0.50%	16.2%	12/31/2021	1.95	0	0	0.25%	16.5%	12/31/2021	1.98	0	0	0.00%	16.8%
12/31/2020	1.66	0	0	0.50%	18.2%	12/31/2020	1.68	0	0	0.25%	18.5%	12/31/2020	1.69	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.0%
2022	1.3%
2021	1.2%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,532,041	$72,643,392	3,799,459
Receivables: investments sold	16,511
Payables: investments purchased	-
Net assets	$80,548,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,109,981	39,073,084	$2.05
Band 100	-	-	2.09
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.22
Band 0	438,571	193,404	2.27
Total	$80,548,552	39,266,488

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,158,144
Mortality & expense charges			(855,150)
Net investment income (loss)			302,994

Gain (loss) on investments:
Net realized gain (loss)			979,116
Realized gain distributions			1,690,502
Net change in unrealized appreciation (depreciation)			5,507,927
Net gain (loss)			8,177,545

Increase (decrease) in net assets from operations			$8,480,539

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$302,994	$328,572
Net realized gain (loss)		979,116	(112,913)
Realized gain distributions		1,690,502	609,958
Net change in unrealized appreciation (depreciation)		5,507,927	7,917,614

Increase (decrease) in net assets from operations		8,480,539	8,743,231

Contract owner transactions:
Proceeds from units sold		26,769,752	12,402,725
Cost of units redeemed		(12,896,979)	(6,326,882)
Account charges		(75,985)	(54,309)
Increase (decrease)		13,796,788	6,021,534
Net increase (decrease)		22,277,327	14,764,765
Net assets, beginning		58,271,225	43,506,460
Net assets, ending		$80,548,552	$58,271,225

Units sold		14,150,646	8,526,767
Units redeemed		(7,189,474)	(4,860,929)
Net increase (decrease)		6,961,172	3,665,838
Units outstanding, beginning		32,305,316	28,639,478
Units outstanding, ending		39,266,488	32,305,316

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$99,155,274
Cost of units redeemed/account charges			(36,896,112)
Net investment income (loss)			738,240
Net realized gain (loss)			2,095,848
Realized gain distributions			7,566,653
Net change in unrealized appreciation (depreciation)			7,888,649
Net assets			$80,548,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	39,073	$80,110	1.25%	13.7%	12/31/2024	$2.09	0	$0	1.00%	14.0%	12/31/2024	$2.13	0	$0	0.75%	14.3%
12/31/2023	1.80	32,091	57,850	1.25%	18.7%	12/31/2023	1.83	0	0	1.00%	19.0%	12/31/2023	1.87	0	0	0.75%	19.3%
12/31/2022	1.52	28,639	43,506	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.57	0	0	0.75%	-18.8%
12/31/2021	1.88	23,614	44,396	1.25%	15.7%	12/31/2021	1.90	0	0	1.00%	16.0%	12/31/2021	1.93	0	0	0.75%	16.3%
12/31/2020	1.62	15,124	24,570	1.25%	17.7%	12/31/2020	1.64	0	0	1.00%	18.0%	12/31/2020	1.66	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	14.6%	12/31/2024	$2.22	0	$0	0.25%	14.9%	12/31/2024	$2.27	193	$439	0.00%	15.2%
12/31/2023	1.90	0	0	0.50%	19.6%	12/31/2023	1.93	0	0	0.25%	19.9%	12/31/2023	1.97	214	421	0.00%	20.2%
12/31/2022	1.59	0	0	0.50%	-18.6%	12/31/2022	1.61	0	0	0.25%	-18.4%	12/31/2022	1.64	0	0	0.00%	-18.2%
12/31/2021	1.95	0	0	0.50%	16.6%	12/31/2021	1.98	0	0	0.25%	16.9%	12/31/2021	2.00	0	0	0.00%	17.2%
12/31/2020	1.67	0	0	0.50%	18.6%	12/31/2020	1.69	0	0	0.25%	18.9%	12/31/2020	1.71	0	0	0.00%	19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.9%
2022	1.1%
2021	1.2%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,945,229	$63,530,504	3,383,320
Receivables: investments sold	-
Payables: investments purchased	(233,839)
Net assets	$70,711,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,406,276	34,138,859	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	305,114	133,765	2.28
Total	$70,711,390	34,272,624

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$934,218
Mortality & expense charges			(751,568)
Net investment income (loss)			182,650

Gain (loss) on investments:
Net realized gain (loss)			1,000,093
Realized gain distributions			1,541,444
Net change in unrealized appreciation (depreciation)			4,824,322
Net gain (loss)			7,365,859

Increase (decrease) in net assets from operations			$7,548,509

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,650	$254,022
Net realized gain (loss)		1,000,093	(135,060)
Realized gain distributions		1,541,444	533,958
Net change in unrealized appreciation (depreciation)		4,824,322	7,043,139

Increase (decrease) in net assets from operations		7,548,509	7,696,059

Contract owner transactions:
Proceeds from units sold		23,989,833	13,463,357
Cost of units redeemed		(12,162,464)	(6,191,761)
Account charges		(73,865)	(62,282)
Increase (decrease)		11,753,504	7,209,314
Net increase (decrease)		19,302,013	14,905,373
Net assets, beginning		51,409,377	36,504,004
Net assets, ending		$70,711,390	$51,409,377

Units sold		12,428,671	8,523,640
Units redeemed		(6,561,336)	(4,196,413)
Net increase (decrease)		5,867,335	4,327,227
Units outstanding, beginning		28,405,289	24,078,062
Units outstanding, ending		34,272,624	28,405,289

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$87,768,201
Cost of units redeemed/account charges			(33,022,353)
Net investment income (loss)			478,440
Net realized gain (loss)			1,634,591
Realized gain distributions			6,437,786
Net change in unrealized appreciation (depreciation)			7,414,725
Net assets			$70,711,390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	34,139	$70,406	1.25%	14.0%	12/31/2024	$2.10	0	$0	1.00%	14.3%	12/31/2024	$2.15	0	$0	0.75%	14.6%
12/31/2023	1.81	28,298	51,197	1.25%	19.3%	12/31/2023	1.84	0	0	1.00%	19.6%	12/31/2023	1.87	0	0	0.75%	19.9%
12/31/2022	1.52	24,078	36,504	1.25%	-19.9%	12/31/2022	1.54	0	0	1.00%	-19.7%	12/31/2022	1.56	0	0	0.75%	-19.5%
12/31/2021	1.89	18,238	34,519	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	12,105	19,784	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	14.9%	12/31/2024	$2.24	0	$0	0.25%	15.1%	12/31/2024	$2.28	134	$305	0.00%	15.4%
12/31/2023	1.91	0	0	0.50%	20.2%	12/31/2023	1.94	0	0	0.25%	20.5%	12/31/2023	1.98	107	212	0.00%	20.8%
12/31/2022	1.59	0	0	0.50%	-19.3%	12/31/2022	1.61	0	0	0.25%	-19.1%	12/31/2022	1.64	0	0	0.00%	-18.9%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.8%
2022	1.0%
2021	1.3%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,365,235	$49,178,411	2,057,897
Receivables: investments sold	25,007
Payables: investments purchased	-
Net assets	$54,390,242

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,323,723	25,902,051	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	1,066,519	468,390	2.28
Total	$54,390,242	26,370,441

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$651,168
Mortality & expense charges			(546,069)
Net investment income (loss)			105,099

Gain (loss) on investments:
Net realized gain (loss)			526,780
Realized gain distributions			1,180,801
Net change in unrealized appreciation (depreciation)			3,734,928
Net gain (loss)			5,442,509

Increase (decrease) in net assets from operations			$5,547,608

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$105,099	$151,787
Net realized gain (loss)		526,780	(98,302)
Realized gain distributions		1,180,801	363,187
Net change in unrealized appreciation (depreciation)		3,734,928	5,156,774

Increase (decrease) in net assets from operations		5,547,608	5,573,446

Contract owner transactions:
Proceeds from units sold		19,996,796	10,780,768
Cost of units redeemed		(7,519,094)	(5,011,237)
Account charges		(59,312)	(40,772)
Increase (decrease)		12,418,390	5,728,759
Net increase (decrease)		17,965,998	11,302,205
Net assets, beginning		36,424,244	25,122,039
Net assets, ending		$54,390,242	$36,424,244

Units sold		10,339,575	7,840,404
Units redeemed		(4,129,504)	(4,380,319)
Net increase (decrease)		6,210,071	3,460,085
Units outstanding, beginning		20,160,370	16,700,285
Units outstanding, ending		26,370,441	20,160,370

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$65,724,244
Cost of units redeemed/account charges			(22,138,446)
Net investment income (loss)			246,312
Net realized gain (loss)			1,171,729
Realized gain distributions			4,199,579
Net change in unrealized appreciation (depreciation)			5,186,824
Net assets			$54,390,242

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	25,902	$53,324	1.25%	14.1%	12/31/2024	$2.10	0	$0	1.00%	14.4%	12/31/2024	$2.14	0	$0	0.75%	14.7%
12/31/2023	1.80	19,789	35,693	1.25%	19.9%	12/31/2023	1.84	0	0	1.00%	20.2%	12/31/2023	1.87	0	0	0.75%	20.5%
12/31/2022	1.50	16,700	25,122	1.25%	-20.5%	12/31/2022	1.53	0	0	1.00%	-20.3%	12/31/2022	1.55	0	0	0.75%	-20.1%
12/31/2021	1.89	11,262	21,310	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	6,617	10,810	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	15.0%	12/31/2024	$2.23	0	$0	0.25%	15.3%	12/31/2024	$2.28	468	$1,067	0.00%	15.6%
12/31/2023	1.90	0	0	0.50%	20.8%	12/31/2023	1.94	0	0	0.25%	21.1%	12/31/2023	1.97	371	731	0.00%	21.4%
12/31/2022	1.57	0	0	0.50%	-19.9%	12/31/2022	1.60	0	0	0.25%	-19.7%	12/31/2022	1.62	0	0	0.00%	-19.5%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	0.9%
2021	1.2%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,284,379	$24,913,480	1,518,469
Receivables: investments sold	-
Payables: investments purchased	(58,215)
Net assets	$27,226,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,138,712	13,200,225	$2.06
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	87,452	38,459	2.27
Total	$27,226,164	13,238,684

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$312,818
Mortality & expense charges			(257,771)
Net investment income (loss)			55,047

Gain (loss) on investments:
Net realized gain (loss)			321,515
Realized gain distributions			570,537
Net change in unrealized appreciation (depreciation)			1,546,790
Net gain (loss)			2,438,842

Increase (decrease) in net assets from operations			$2,493,889

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,047	$59,654
Net realized gain (loss)		321,515	(49,346)
Realized gain distributions		570,537	146,362
Net change in unrealized appreciation (depreciation)		1,546,790	2,196,012

Increase (decrease) in net assets from operations		2,493,889	2,352,682

Contract owner transactions:
Proceeds from units sold		13,840,268	5,871,016
Cost of units redeemed		(4,703,723)	(2,360,981)
Account charges		(38,314)	(28,159)
Increase (decrease)		9,098,231	3,481,876
Net increase (decrease)		11,592,120	5,834,558
Net assets, beginning		15,634,044	9,799,486
Net assets, ending		$27,226,164	$15,634,044

Units sold		7,182,171	3,628,119
Units redeemed		(2,623,125)	(1,483,898)
Net increase (decrease)		4,559,046	2,144,221
Units outstanding, beginning		8,679,638	6,535,417
Units outstanding, ending		13,238,684	8,679,638

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,001,819
Cost of units redeemed/account charges			(11,361,590)
Net investment income (loss)			105,039
Net realized gain (loss)			574,914
Realized gain distributions			1,535,083
Net change in unrealized appreciation (depreciation)			2,370,899
Net assets			$27,226,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	13,200	$27,139	1.25%	14.2%	12/31/2024	$2.10	0	$0	1.00%	14.4%	12/31/2024	$2.14	0	$0	0.75%	14.7%
12/31/2023	1.80	8,663	15,601	1.25%	20.1%	12/31/2023	1.83	0	0	1.00%	20.4%	12/31/2023	1.87	0	0	0.75%	20.7%
12/31/2022	1.50	6,535	9,799	1.25%	-20.7%	12/31/2022	1.52	0	0	1.00%	-20.5%	12/31/2022	1.55	0	0	0.75%	-20.3%
12/31/2021	1.89	3,969	7,501	1.25%	15.7%	12/31/2021	1.91	0	0	1.00%	16.0%	12/31/2021	1.94	0	0	0.75%	16.3%
12/31/2020	1.63	2,209	3,606	1.25%	18.0%	12/31/2020	1.65	0	0	1.00%	18.3%	12/31/2020	1.67	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	15.0%	12/31/2024	$2.23	0	$0	0.25%	15.3%	12/31/2024	$2.27	38	$87	0.00%	15.6%
12/31/2023	1.90	0	0	0.50%	21.0%	12/31/2023	1.93	0	0	0.25%	21.3%	12/31/2023	1.97	17	34	0.00%	21.6%
12/31/2022	1.57	0	0	0.50%	-20.1%	12/31/2022	1.59	0	0	0.25%	-19.9%	12/31/2022	1.62	0	0	0.00%	-19.7%
12/31/2021	1.96	0	0	0.50%	16.6%	12/31/2021	1.99	0	0	0.25%	16.9%	12/31/2021	2.01	0	0	0.00%	17.2%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.7%
2022	0.9%
2021	1.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,251,100	$7,661,734	473,072
Receivables: investments sold	22,932
Payables: investments purchased	-
Net assets	$8,274,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,263,617	5,847,955	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	10,415	6,996	1.49
Total	$8,274,032	5,854,951

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$90,235
Mortality & expense charges			(65,760)
Net investment income (loss)			24,475

Gain (loss) on investments:
Net realized gain (loss)			85,954
Realized gain distributions			132,895
Net change in unrealized appreciation (depreciation)			365,184
Net gain (loss)			584,033

Increase (decrease) in net assets from operations			$608,508

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,475	$12,834
Net realized gain (loss)		85,954	(34,590)
Realized gain distributions		132,895	20,156
Net change in unrealized appreciation (depreciation)		365,184	410,743

Increase (decrease) in net assets from operations		608,508	409,143

Contract owner transactions:
Proceeds from units sold		6,006,991	1,786,018
Cost of units redeemed		(1,418,924)	(690,970)
Account charges		(26,086)	(14,937)
Increase (decrease)		4,561,981	1,080,111
Net increase (decrease)		5,170,489	1,489,254
Net assets, beginning		3,103,543	1,614,289
Net assets, ending		$8,274,032	$3,103,543

Units sold		4,532,769	1,589,753
Units redeemed		(1,185,893)	(647,781)
Net increase (decrease)		3,346,876	941,972
Units outstanding, beginning		2,508,075	1,566,103
Units outstanding, ending		5,854,951	2,508,075

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,785,698
Cost of units redeemed/account charges			(2,381,362)
Net investment income (loss)			32,856
Net realized gain (loss)			38,668
Realized gain distributions			208,806
Net change in unrealized appreciation (depreciation)			589,366
Net assets			$8,274,032

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	5,848	$8,264	1.25%	14.2%	12/31/2024	$1.43	0	$0	1.00%	14.5%	12/31/2024	$1.44	0	$0	0.75%	14.8%
12/31/2023	1.24	2,507	3,102	1.25%	20.0%	12/31/2023	1.25	0	0	1.00%	20.3%	12/31/2023	1.26	0	0	0.75%	20.6%
12/31/2022	1.03	1,566	1,614	1.25%	-20.6%	12/31/2022	1.04	0	0	1.00%	-20.4%	12/31/2022	1.04	0	0	0.75%	-20.2%
12/31/2021	1.30	851	1,105	1.25%	15.9%	12/31/2021	1.30	0	0	1.00%	16.2%	12/31/2021	1.31	0	0	0.75%	16.4%
12/31/2020	1.12	265	297	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	15.1%	12/31/2024	$1.47	0	$0	0.25%	15.4%	12/31/2024	$1.49	7	$10	0.00%	15.6%
12/31/2023	1.27	0	0	0.50%	20.9%	12/31/2023	1.28	0	0	0.25%	21.2%	12/31/2023	1.29	1	2	0.00%	21.6%
12/31/2022	1.05	0	0	0.50%	-20.0%	12/31/2022	1.05	0	0	0.25%	-19.8%	12/31/2022	1.06	0	0	0.00%	-19.6%
12/31/2021	1.31	0	0	0.50%	16.7%	12/31/2021	1.31	0	0	0.25%	17.0%	12/31/2021	1.32	0	0	0.00%	17.3%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.7%
2022	0.9%
2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,142,061	$1,023,382	65,670
Receivables: investments sold	606
Payables: investments purchased	-
Net assets	$1,142,667

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,140,435	818,167	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	2,232	1,520	1.47
Total	$1,142,667	819,687

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,360
Mortality & expense charges			(11,355)
Net investment income (loss)			(1,995)

Gain (loss) on investments:
Net realized gain (loss)			26,926
Realized gain distributions			18,664
Net change in unrealized appreciation (depreciation)			63,629
Net gain (loss)			109,219

Increase (decrease) in net assets from operations			$107,224

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,995)	$2,078
Net realized gain (loss)		26,926	2,013
Realized gain distributions		18,664	4,113
Net change in unrealized appreciation (depreciation)		63,629	61,204

Increase (decrease) in net assets from operations		107,224	69,408

Contract owner transactions:
Proceeds from units sold		626,338	511,709
Cost of units redeemed		(215,596)	(68,676)
Account charges		(5,382)	(3,187)
Increase (decrease)		405,360	439,846
Net increase (decrease)		512,584	509,254
Net assets, beginning		630,083	120,829
Net assets, ending		$1,142,667	$630,083

Units sold		469,731	460,455
Units redeemed		(164,535)	(64,032)
Net increase (decrease)		305,196	396,423
Units outstanding, beginning		514,491	118,068
Units outstanding, ending		819,687	514,491

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,317,052
Cost of units redeemed/account charges			(343,734)
Net investment income (loss)			45
Net realized gain (loss)			24,011
Realized gain distributions			26,614
Net change in unrealized appreciation (depreciation)			118,679
Net assets			$1,142,667

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	818	$1,140	1.25%	13.8%	12/31/2024	$1.41	0	$0	1.00%	14.1%	12/31/2024	$1.42	0	$0	0.75%	14.4%
12/31/2023	1.22	514	630	1.25%	19.7%	12/31/2023	1.23	0	0	1.00%	20.0%	12/31/2023	1.24	0	0	0.75%	20.3%
12/31/2022	1.02	118	121	1.25%	-20.9%	12/31/2022	1.03	0	0	1.00%	-20.7%	12/31/2022	1.03	0	0	0.75%	-20.5%
12/31/2021	1.29	26	34	1.25%	15.4%	12/31/2021	1.30	0	0	1.00%	15.7%	12/31/2021	1.30	0	0	0.75%	16.0%
12/31/2020	1.12	0	0	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	14.7%	12/31/2024	$1.45	0	$0	0.25%	15.0%	12/31/2024	$1.47	2	$2	0.00%	15.3%
12/31/2023	1.25	0	0	0.50%	20.6%	12/31/2023	1.26	0	0	0.25%	20.9%	12/31/2023	1.27	0	0	0.00%	21.2%
12/31/2022	1.04	0	0	0.50%	-20.3%	12/31/2022	1.05	0	0	0.25%	-20.1%	12/31/2022	1.05	0	0	0.00%	-19.9%
12/31/2021	1.31	0	0	0.50%	16.3%	12/31/2021	1.31	0	0	0.25%	16.6%	12/31/2021	1.31	0	0	0.00%	16.9%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.7%
2022	0.8%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4PY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,340	$452,421	26,395
Receivables: investments sold	-
Payables: investments purchased	(4,172)
Net assets	$457,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,168	332,265	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$457,168	332,265

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,657
Mortality & expense charges			(8,865)
Net investment income (loss)			(6,208)

Gain (loss) on investments:
Net realized gain (loss)			159,118
Realized gain distributions			7,516
Net change in unrealized appreciation (depreciation)			(55,990)
Net gain (loss)			110,644

Increase (decrease) in net assets from operations			$104,436

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,208)	$320
Net realized gain (loss)		159,118	3,592
Realized gain distributions		7,516	4,366
Net change in unrealized appreciation (depreciation)		(55,990)	72,743

Increase (decrease) in net assets from operations		104,436	81,021

Contract owner transactions:
Proceeds from units sold		808,815	432,364
Cost of units redeemed		(1,111,955)	(104,745)
Account charges		(5,605)	(4,252)
Increase (decrease)		(308,745)	323,367
Net increase (decrease)		(204,309)	404,388
Net assets, beginning		661,477	257,089
Net assets, ending		$457,168	$661,477

Units sold		619,220	402,209
Units redeemed		(832,497)	(109,666)
Net increase (decrease)		(213,277)	292,543
Units outstanding, beginning		545,542	252,999
Units outstanding, ending		332,265	545,542

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,040,239
Cost of units redeemed/account charges			(1,753,037)
Net investment income (loss)			(7,212)
Net realized gain (loss)			148,000
Realized gain distributions			20,259
Net change in unrealized appreciation (depreciation)			8,919
Net assets			$457,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	332	$457	1.25%	13.5%	12/31/2024	$1.39	0	$0	1.00%	13.8%	12/31/2024	$1.40	0	$0	0.75%	14.0%
12/31/2023	1.21	546	661	1.25%	19.3%	12/31/2023	1.22	0	0	1.00%	19.6%	12/31/2023	1.23	0	0	0.75%	19.9%
12/31/2022	1.02	253	257	1.25%	-21.2%	12/31/2022	1.02	0	0	1.00%	-21.0%	12/31/2022	1.03	0	0	0.75%	-20.8%
12/31/2021	1.29	59	76	1.25%	15.1%	12/31/2021	1.29	0	0	1.00%	15.4%	12/31/2021	1.30	0	0	0.75%	15.6%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	0.50%	14.3%	12/31/2024	$1.43	0	$0	0.25%	14.6%	12/31/2024	$1.45	0	$0	0.00%	14.9%
12/31/2023	1.24	0	0	0.50%	20.2%	12/31/2023	1.25	0	0	0.25%	20.5%	12/31/2023	1.26	0	0	0.00%	20.8%
12/31/2022	1.03	0	0	0.50%	-20.6%	12/31/2022	1.04	0	0	0.25%	-20.4%	12/31/2022	1.04	0	0	0.00%	-20.2%
12/31/2021	1.30	0	0	0.50%	15.9%	12/31/2021	1.30	0	0	0.25%	16.2%	12/31/2021	1.31	0	0	0.00%	16.5%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.2%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.2%
2022	0.4%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R6 Class - 06-CTN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,901,254	$3,330,586	89,251
Receivables: investments sold	4,376
Payables: investments purchased	-
Net assets	$3,905,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,905,630	1,657,525	$2.36
Band 100	-	-	2.40
Band 75	-	-	2.45
Band 50	-	-	2.50
Band 25	-	-	2.55
Band 0	-	-	2.61
Total	$3,905,630	1,657,525

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$23,787
Mortality & expense charges			(48,230)
Net investment income (loss)			(24,443)

Gain (loss) on investments:
Net realized gain (loss)			102,299
Realized gain distributions			281,920
Net change in unrealized appreciation (depreciation)			339,261
Net gain (loss)			723,480

Increase (decrease) in net assets from operations			$699,037

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,443)	$(1,705)
Net realized gain (loss)		102,299	(29,285)
Realized gain distributions		281,920	94,059
Net change in unrealized appreciation (depreciation)		339,261	834,673

Increase (decrease) in net assets from operations		699,037	897,742

Contract owner transactions:
Proceeds from units sold		168,423	178,779
Cost of units redeemed		(645,104)	(618,244)
Account charges		(4,849)	(5,300)
Increase (decrease)		(481,530)	(444,765)
Net increase (decrease)		217,507	452,977
Net assets, beginning		3,688,123	3,235,146
Net assets, ending		$3,905,630	$3,688,123

Units sold		77,866	103,622
Units redeemed		(298,586)	(363,559)
Net increase (decrease)		(220,720)	(259,937)
Units outstanding, beginning		1,878,245	2,138,182
Units outstanding, ending		1,657,525	1,878,245

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,644,736
Cost of units redeemed/account charges			(12,958,551)
Net investment income (loss)			(234,184)
Net realized gain (loss)			748,825
Realized gain distributions			2,134,136
Net change in unrealized appreciation (depreciation)			570,668
Net assets			$3,905,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.36	1,658	$3,906	1.25%	20.0%	12/31/2024	$2.40	0	$0	1.00%	20.3%	12/31/2024	$2.45	0	$0	0.75%	20.6%
12/31/2023	1.96	1,878	3,688	1.25%	29.8%	12/31/2023	2.00	0	0	1.00%	30.1%	12/31/2023	2.03	0	0	0.75%	30.4%
12/31/2022	1.51	2,138	3,235	1.25%	-29.4%	12/31/2022	1.54	0	0	1.00%	-29.2%	12/31/2022	1.56	0	0	0.75%	-29.1%
12/31/2021	2.14	2,204	4,725	1.25%	22.5%	12/31/2021	2.17	0	0	1.00%	22.8%	12/31/2021	2.20	0	0	0.75%	23.1%
12/31/2020	1.75	2,159	3,777	1.25%	20.3%	12/31/2020	1.77	0	0	1.00%	20.6%	12/31/2020	1.79	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	0	$0	0.50%	20.9%	12/31/2024	$2.55	0	$0	0.25%	21.2%	12/31/2024	$2.61	0	$0	0.00%	21.5%
12/31/2023	2.07	0	0	0.50%	30.8%	12/31/2023	2.11	0	0	0.25%	31.1%	12/31/2023	2.14	0	0	0.00%	31.4%
12/31/2022	1.58	0	0	0.50%	-28.9%	12/31/2022	1.61	0	0	0.25%	-28.7%	12/31/2022	1.63	0	0	0.00%	-28.5%
12/31/2021	2.23	0	0	0.50%	23.4%	12/31/2021	2.25	0	0	0.25%	23.8%	12/31/2021	2.28	0	0	0.00%	24.1%
12/31/2020	1.80	0	0	0.50%	21.2%	12/31/2020	1.82	0	0	0.25%	21.5%	12/31/2020	1.84	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.2%
2022	0.0%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R6 Class - 06-CTP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,502,329	$70,903,713	2,315,954
Receivables: investments sold	50,701
Payables: investments purchased	-
Net assets	$79,553,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,381,779	42,766,325	$1.83
Band 100	-	-	1.87
Band 75	1,171,251	613,806	1.91
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$79,553,030	43,380,131

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,814,230
Mortality & expense charges			(940,556)
Net investment income (loss)			873,674

Gain (loss) on investments:
Net realized gain (loss)			1,681,153
Realized gain distributions			3,818,034
Net change in unrealized appreciation (depreciation)			3,408,507
Net gain (loss)			8,907,694

Increase (decrease) in net assets from operations			$9,781,368

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$873,674	$1,101,830
Net realized gain (loss)		1,681,153	188,345
Realized gain distributions		3,818,034	-
Net change in unrealized appreciation (depreciation)		3,408,507	7,256,567

Increase (decrease) in net assets from operations		9,781,368	8,546,742

Contract owner transactions:
Proceeds from units sold		13,342,054	12,858,259
Cost of units redeemed		(16,438,981)	(15,821,531)
Account charges		(53,336)	(48,334)
Increase (decrease)		(3,150,263)	(3,011,606)
Net increase (decrease)		6,631,105	5,535,136
Net assets, beginning		72,921,925	67,386,789
Net assets, ending		$79,553,030	$72,921,925

Units sold		7,680,552	8,688,413
Units redeemed		(9,465,512)	(10,672,142)
Net increase (decrease)		(1,784,960)	(1,983,729)
Units outstanding, beginning		45,165,091	47,148,820
Units outstanding, ending		43,380,131	45,165,091

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$163,148,370
Cost of units redeemed/account charges			(110,517,696)
Net investment income (loss)			3,628,427
Net realized gain (loss)			4,790,346
Realized gain distributions			9,904,967
Net change in unrealized appreciation (depreciation)			8,598,616
Net assets			$79,553,030

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	42,766	$78,382	1.25%	13.9%	12/31/2024	$1.87	0	$0	1.00%	14.1%	12/31/2024	$1.91	614	$1,171	0.75%	14.4%
12/31/2023	1.61	43,092	69,365	1.25%	12.9%	12/31/2023	1.64	0	0	1.00%	13.2%	12/31/2023	1.67	980	1,635	0.75%	13.5%
12/31/2022	1.43	44,808	63,859	1.25%	-12.9%	12/31/2022	1.45	0	0	1.00%	-12.7%	12/31/2022	1.47	1,035	1,521	0.75%	-12.5%
12/31/2021	1.64	44,543	72,901	1.25%	14.7%	12/31/2021	1.66	0	0	1.00%	15.0%	12/31/2021	1.68	1,021	1,715	0.75%	15.2%
12/31/2020	1.43	35,879	51,207	1.25%	9.8%	12/31/2020	1.44	0	0	1.00%	10.1%	12/31/2020	1.46	1,018	1,483	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	14.7%	12/31/2024	$1.99	0	$0	0.25%	15.0%	12/31/2024	$2.03	0	$0	0.00%	15.3%
12/31/2023	1.70	0	0	0.50%	13.8%	12/31/2023	1.73	0	0	0.25%	14.1%	12/31/2023	1.76	1,093	1,922	0.00%	14.4%
12/31/2022	1.49	0	0	0.50%	-12.3%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.54	1,306	2,007	0.00%	-11.8%
12/31/2021	1.70	0	0	0.50%	15.5%	12/31/2021	1.72	0	0	0.25%	15.8%	12/31/2021	1.74	1,311	2,286	0.00%	16.1%
12/31/2020	1.47	0	0	0.50%	10.7%	12/31/2020	1.49	0	0	0.25%	10.9%	12/31/2020	1.50	1,263	1,896	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.7%
2022	1.9%
2021	1.4%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R6 Class - 06-CTR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,559,548	$12,832,825	229,529
Receivables: investments sold	22,457
Payables: investments purchased	-
Net assets	$14,582,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,991,034	7,152,921	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.12
Band 0	590,971	273,169	2.16
Total	$14,582,005	7,426,090

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$290,968
Mortality & expense charges			(178,704)
Net investment income (loss)			112,264

Gain (loss) on investments:
Net realized gain (loss)			615,494
Realized gain distributions			838,890
Net change in unrealized appreciation (depreciation)			202,026
Net gain (loss)			1,656,410

Increase (decrease) in net assets from operations			$1,768,674

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$112,264	$157,222
Net realized gain (loss)		615,494	143,466
Realized gain distributions		838,890	235,872
Net change in unrealized appreciation (depreciation)		202,026	2,062,054

Increase (decrease) in net assets from operations		1,768,674	2,598,614

Contract owner transactions:
Proceeds from units sold		1,889,513	4,207,253
Cost of units redeemed		(4,356,055)	(4,265,252)
Account charges		(8,733)	(8,344)
Increase (decrease)		(2,475,275)	(66,343)
Net increase (decrease)		(706,601)	2,532,271
Net assets, beginning		15,288,606	12,756,335
Net assets, ending		$14,582,005	$15,288,606

Units sold		1,029,596	3,976,445
Units redeemed		(2,396,290)	(3,993,388)
Net increase (decrease)		(1,366,694)	(16,943)
Units outstanding, beginning		8,792,784	8,809,727
Units outstanding, ending		7,426,090	8,792,784

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,009,177
Cost of units redeemed/account charges			(24,458,068)
Net investment income (loss)			738,937
Net realized gain (loss)			1,122,321
Realized gain distributions			2,442,915
Net change in unrealized appreciation (depreciation)			1,726,723
Net assets			$14,582,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	7,153	$13,991	1.25%	12.8%	12/31/2024	$2.00	0	$0	1.00%	13.1%	12/31/2024	$2.04	0	$0	0.75%	13.4%
12/31/2023	1.73	8,508	14,749	1.25%	19.7%	12/31/2023	1.76	0	0	1.00%	20.0%	12/31/2023	1.80	0	0	0.75%	20.3%
12/31/2022	1.45	8,810	12,756	1.25%	-18.0%	12/31/2022	1.47	0	0	1.00%	-17.8%	12/31/2022	1.49	0	0	0.75%	-17.6%
12/31/2021	1.77	9,860	17,419	1.25%	13.7%	12/31/2021	1.79	0	0	1.00%	14.0%	12/31/2021	1.81	0	0	0.75%	14.3%
12/31/2020	1.55	8,118	12,611	1.25%	14.3%	12/31/2020	1.57	0	0	1.00%	14.6%	12/31/2020	1.59	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	0.50%	13.7%	12/31/2024	$2.12	0	$0	0.25%	14.0%	12/31/2024	$2.16	273	$591	0.00%	14.3%
12/31/2023	1.83	0	0	0.50%	20.6%	12/31/2023	1.86	0	0	0.25%	20.9%	12/31/2023	1.89	285	540	0.00%	21.2%
12/31/2022	1.52	0	0	0.50%	-17.4%	12/31/2022	1.54	0	0	0.25%	-17.2%	12/31/2022	1.56	0	0	0.00%	-17.0%
12/31/2021	1.83	0	0	0.50%	14.6%	12/31/2021	1.86	0	0	0.25%	14.9%	12/31/2021	1.88	0	0	0.00%	15.1%
12/31/2020	1.60	0	0	0.50%	15.2%	12/31/2020	1.62	0	0	0.25%	15.5%	12/31/2020	1.63	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.4%
2022	2.1%
2021	1.9%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R6 Class - 06-CTT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,944,444	$34,686,924	618,031
Receivables: investments sold	256,189
Payables: investments purchased	-
Net assets	$33,200,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,189,689	21,575,241	$1.54
Band 100	-	-	1.57
Band 75	10,944	6,833	1.60
Band 50	-	-	1.63
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$33,200,633	21,582,074

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$504,553
Mortality & expense charges			(423,803)
Net investment income (loss)			80,750

Gain (loss) on investments:
Net realized gain (loss)			105,507
Realized gain distributions			1,712,754
Net change in unrealized appreciation (depreciation)			(495,403)
Net gain (loss)			1,322,858

Increase (decrease) in net assets from operations			$1,403,608

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,750	$282,361
Net realized gain (loss)		105,507	(1,464,108)
Realized gain distributions		1,712,754	657,374
Net change in unrealized appreciation (depreciation)		(495,403)	5,965,895

Increase (decrease) in net assets from operations		1,403,608	5,441,522

Contract owner transactions:
Proceeds from units sold		8,156,118	11,157,776
Cost of units redeemed		(11,394,447)	(21,225,330)
Account charges		(58,299)	(56,860)
Increase (decrease)		(3,296,628)	(10,124,414)
Net increase (decrease)		(1,893,020)	(4,682,892)
Net assets, beginning		35,093,653	39,776,545
Net assets, ending		$33,200,633	$35,093,653

Units sold		5,644,313	8,195,809
Units redeemed		(7,556,531)	(15,287,024)
Net increase (decrease)		(1,912,218)	(7,091,215)
Units outstanding, beginning		23,494,292	30,585,507
Units outstanding, ending		21,582,074	23,494,292

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$125,110,554
Cost of units redeemed/account charges			(97,273,898)
Net investment income (loss)			1,064,667
Net realized gain (loss)			(1,469,290)
Realized gain distributions			7,511,080
Net change in unrealized appreciation (depreciation)			(1,742,480)
Net assets			$33,200,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	21,575	$33,190	1.25%	3.7%	12/31/2024	$1.57	0	$0	1.00%	4.0%	12/31/2024	$1.60	7	$11	0.75%	4.3%
12/31/2023	1.48	21,648	32,103	1.25%	14.6%	12/31/2023	1.51	0	0	1.00%	14.9%	12/31/2023	1.54	5	8	0.75%	15.2%
12/31/2022	1.29	28,588	36,988	1.25%	-23.7%	12/31/2022	1.31	0	0	1.00%	-23.5%	12/31/2022	1.33	3	4	0.75%	-23.3%
12/31/2021	1.70	27,636	46,854	1.25%	1.6%	12/31/2021	1.72	0	0	1.00%	1.8%	12/31/2021	1.74	3	5	0.75%	2.1%
12/31/2020	1.67	16,444	27,450	1.25%	23.7%	12/31/2020	1.69	0	0	1.00%	24.0%	12/31/2020	1.70	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	4.5%	12/31/2024	$1.67	0	$0	0.25%	4.8%	12/31/2024	$1.70	0	$0	0.00%	5.0%
12/31/2023	1.56	0	0	0.50%	15.5%	12/31/2023	1.59	0	0	0.25%	15.8%	12/31/2023	1.62	1,841	2,983	0.00%	16.1%
12/31/2022	1.35	0	0	0.50%	-23.1%	12/31/2022	1.37	0	0	0.25%	-22.9%	12/31/2022	1.40	1,995	2,785	0.00%	-22.7%
12/31/2021	1.76	0	0	0.50%	2.3%	12/31/2021	1.78	0	0	0.25%	2.6%	12/31/2021	1.81	2,289	4,134	0.00%	2.8%
12/31/2020	1.72	0	0	0.50%	24.6%	12/31/2020	1.74	0	0	0.25%	25.0%	12/31/2020	1.76	2,464	4,328	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.8%
2022	1.3%
2021	2.1%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R6 Class - 06-CTV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,510,425	$13,183,854	191,283
Receivables: investments sold	-
Payables: investments purchased	(70,055)
Net assets	$15,440,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,440,370	6,251,790	$2.47
Band 100	-	-	2.52
Band 75	-	-	2.57
Band 50	-	-	2.62
Band 25	-	-	2.68
Band 0	-	-	2.73
Total	$15,440,370	6,251,790

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$204,998
Mortality & expense charges			(177,706)
Net investment income (loss)			27,292

Gain (loss) on investments:
Net realized gain (loss)			342,345
Realized gain distributions			1,113,650
Net change in unrealized appreciation (depreciation)			1,272,445
Net gain (loss)			2,728,440

Increase (decrease) in net assets from operations			$2,755,732

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,292	$37,316
Net realized gain (loss)		342,345	(157,515)
Realized gain distributions		1,113,650	567,842
Net change in unrealized appreciation (depreciation)		1,272,445	2,130,763

Increase (decrease) in net assets from operations		2,755,732	2,578,406

Contract owner transactions:
Proceeds from units sold		2,099,393	2,031,360
Cost of units redeemed		(2,175,672)	(3,556,240)
Account charges		(10,385)	(9,205)
Increase (decrease)		(86,664)	(1,534,085)
Net increase (decrease)		2,669,068	1,044,321
Net assets, beginning		12,771,302	11,726,981
Net assets, ending		$15,440,370	$12,771,302

Units sold		937,982	1,160,404
Units redeemed		(989,276)	(2,074,323)
Net increase (decrease)		(51,294)	(913,919)
Units outstanding, beginning		6,303,084	7,217,003
Units outstanding, ending		6,251,790	6,303,084

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,114,665
Cost of units redeemed/account charges			(19,162,038)
Net investment income (loss)			360,834
Net realized gain (loss)			95,811
Realized gain distributions			4,704,527
Net change in unrealized appreciation (depreciation)			2,326,571
Net assets			$15,440,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.47	6,252	$15,440	1.25%	21.9%	12/31/2024	$2.52	0	$0	1.00%	22.2%	12/31/2024	$2.57	0	$0	0.75%	22.5%
12/31/2023	2.03	6,303	12,771	1.25%	24.7%	12/31/2023	2.06	0	0	1.00%	25.0%	12/31/2023	2.10	0	0	0.75%	25.3%
12/31/2022	1.62	7,217	11,727	1.25%	-17.4%	12/31/2022	1.65	0	0	1.00%	-17.2%	12/31/2022	1.67	0	0	0.75%	-17.0%
12/31/2021	1.97	8,274	16,283	1.25%	21.4%	12/31/2021	1.99	0	0	1.00%	21.7%	12/31/2021	2.02	0	0	0.75%	22.0%
12/31/2020	1.62	6,197	10,050	1.25%	13.9%	12/31/2020	1.64	0	0	1.00%	14.2%	12/31/2020	1.65	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	0	$0	0.50%	22.8%	12/31/2024	$2.68	0	$0	0.25%	23.1%	12/31/2024	$2.73	0	$0	0.00%	23.4%
12/31/2023	2.14	0	0	0.50%	25.6%	12/31/2023	2.17	0	0	0.25%	25.9%	12/31/2023	2.21	0	0	0.00%	26.3%
12/31/2022	1.70	0	0	0.50%	-16.8%	12/31/2022	1.73	0	0	0.25%	-16.6%	12/31/2022	1.75	0	0	0.00%	-16.4%
12/31/2021	2.04	0	0	0.50%	22.3%	12/31/2021	2.07	0	0	0.25%	22.6%	12/31/2021	2.10	0	0	0.00%	22.9%
12/31/2020	1.67	0	0	0.50%	14.7%	12/31/2020	1.69	0	0	0.25%	15.0%	12/31/2020	1.71	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.7%
2021	1.6%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R6 Class - 06-CTW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,181,651	$28,637,013	519,587
Receivables: investments sold	110,742
Payables: investments purchased	-
Net assets	$32,292,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,292,393	13,106,062	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.62
Band 25	-	-	2.67
Band 0	-	-	2.73
Total	$32,292,393	13,106,062

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$281,396
Mortality & expense charges			(391,626)
Net investment income (loss)			(110,230)

Gain (loss) on investments:
Net realized gain (loss)			594,072
Realized gain distributions			1,389,778
Net change in unrealized appreciation (depreciation)			2,638,086
Net gain (loss)			4,621,936

Increase (decrease) in net assets from operations			$4,511,706

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(110,230)	$36,391
Net realized gain (loss)		594,072	(106,084)
Realized gain distributions		1,389,778	1,219,493
Net change in unrealized appreciation (depreciation)		2,638,086	4,200,844

Increase (decrease) in net assets from operations		4,511,706	5,350,644

Contract owner transactions:
Proceeds from units sold		5,805,370	6,829,797
Cost of units redeemed		(7,216,334)	(5,528,022)
Account charges		(21,571)	(17,066)
Increase (decrease)		(1,432,535)	1,284,709
Net increase (decrease)		3,079,171	6,635,353
Net assets, beginning		29,213,222	22,577,869
Net assets, ending		$32,292,393	$29,213,222

Units sold		2,626,324	3,495,905
Units redeemed		(3,196,141)	(2,877,214)
Net increase (decrease)		(569,817)	618,691
Units outstanding, beginning		13,675,879	13,057,188
Units outstanding, ending		13,106,062	13,675,879

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$54,642,746
Cost of units redeemed/account charges			(34,849,836)
Net investment income (loss)			(188,520)
Net realized gain (loss)			2,504,737
Realized gain distributions			6,638,628
Net change in unrealized appreciation (depreciation)			3,544,638
Net assets			$32,292,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.46	13,106	$32,292	1.25%	15.7%	12/31/2024	$2.51	0	$0	1.00%	16.0%	12/31/2024	$2.57	0	$0	0.75%	16.3%
12/31/2023	2.13	13,223	28,159	1.25%	23.5%	12/31/2023	2.17	0	0	1.00%	23.8%	12/31/2023	2.21	0	0	0.75%	24.1%
12/31/2022	1.72	12,648	21,816	1.25%	-26.5%	12/31/2022	1.75	0	0	1.00%	-26.4%	12/31/2022	1.78	0	0	0.75%	-26.2%
12/31/2021	2.35	11,907	27,958	1.25%	16.6%	12/31/2021	2.38	0	0	1.00%	16.9%	12/31/2021	2.41	0	0	0.75%	17.2%
12/31/2020	2.01	9,367	18,858	1.25%	32.1%	12/31/2020	2.03	0	0	1.00%	32.5%	12/31/2020	2.05	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	0	$0	0.50%	16.6%	12/31/2024	$2.67	0	$0	0.25%	16.9%	12/31/2024	$2.73	0	$0	0.00%	17.2%
12/31/2023	2.25	0	0	0.50%	24.4%	12/31/2023	2.29	0	0	0.25%	24.7%	12/31/2023	2.33	453	1,054	0.00%	25.0%
12/31/2022	1.81	0	0	0.50%	-26.0%	12/31/2022	1.83	0	0	0.25%	-25.8%	12/31/2022	1.86	409	762	0.00%	-25.6%
12/31/2021	2.44	0	0	0.50%	17.5%	12/31/2021	2.47	0	0	0.25%	17.8%	12/31/2021	2.50	503	1,259	0.00%	18.1%
12/31/2020	2.08	0	0	0.50%	33.1%	12/31/2020	2.10	0	0	0.25%	33.5%	12/31/2020	2.12	515	1,092	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.3%
2022	1.0%
2021	0.7%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R6 Class - 06-CTX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,024,533	$18,174,999	235,780
Receivables: investments sold	123,470
Payables: investments purchased	-
Net assets	$18,148,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,964,332	10,418,545	$1.72
Band 100	-	-	1.76
Band 75	183,671	102,312	1.80
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$18,148,003	10,520,857

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$222,253
Mortality & expense charges			(215,243)
Net investment income (loss)			7,010

Gain (loss) on investments:
Net realized gain (loss)			78,054
Realized gain distributions			483,467
Net change in unrealized appreciation (depreciation)			268,729
Net gain (loss)			830,250

Increase (decrease) in net assets from operations			$837,260

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,010	$85,735
Net realized gain (loss)		78,054	(178,703)
Realized gain distributions		483,467	180,927
Net change in unrealized appreciation (depreciation)		268,729	1,767,476

Increase (decrease) in net assets from operations		837,260	1,855,435

Contract owner transactions:
Proceeds from units sold		14,527,217	13,417,029
Cost of units redeemed		(12,642,235)	(10,942,594)
Account charges		(26,497)	(19,210)
Increase (decrease)		1,858,485	2,455,225
Net increase (decrease)		2,695,745	4,310,660
Net assets, beginning		15,452,258	11,141,598
Net assets, ending		$18,148,003	$15,452,258

Units sold		8,520,213	8,840,878
Units redeemed		(7,454,840)	(7,210,525)
Net increase (decrease)		1,065,373	1,630,353
Units outstanding, beginning		9,455,484	7,825,131
Units outstanding, ending		10,520,857	9,455,484

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,516,754
Cost of units redeemed/account charges			(41,064,620)
Net investment income (loss)			101,443
Net realized gain (loss)			159,449
Realized gain distributions			1,585,443
Net change in unrealized appreciation (depreciation)			(150,466)
Net assets			$18,148,003

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	10,419	$17,964	1.25%	5.5%	12/31/2024	$1.76	0	$0	1.00%	5.8%	12/31/2024	$1.80	102	$184	0.75%	6.1%
12/31/2023	1.63	9,359	15,288	1.25%	14.8%	12/31/2023	1.66	0	0	1.00%	15.1%	12/31/2023	1.69	97	164	0.75%	15.4%
12/31/2022	1.42	7,715	10,979	1.25%	-22.7%	12/31/2022	1.44	0	0	1.00%	-22.5%	12/31/2022	1.47	111	162	0.75%	-22.3%
12/31/2021	1.84	6,494	11,959	1.25%	3.8%	12/31/2021	1.87	0	0	1.00%	4.1%	12/31/2021	1.89	107	202	0.75%	4.3%
12/31/2020	1.77	2,825	5,011	1.25%	23.7%	12/31/2020	1.79	0	0	1.00%	24.1%	12/31/2020	1.81	107	194	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	6.3%	12/31/2024	$1.87	0	$0	0.25%	6.6%	12/31/2024	$1.91	0	$0	0.00%	6.9%
12/31/2023	1.72	0	0	0.50%	15.6%	12/31/2023	1.75	0	0	0.25%	15.9%	12/31/2023	1.78	0	0	0.00%	16.2%
12/31/2022	1.49	0	0	0.50%	-22.1%	12/31/2022	1.51	0	0	0.25%	-21.9%	12/31/2022	1.54	0	0	0.00%	-21.7%
12/31/2021	1.91	0	0	0.50%	4.6%	12/31/2021	1.94	0	0	0.25%	4.9%	12/31/2021	1.96	0	0	0.00%	5.1%
12/31/2020	1.83	0	0	0.50%	24.7%	12/31/2020	1.85	0	0	0.25%	25.0%	12/31/2020	1.87	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.9%
2022	1.2%
2021	1.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R6 Class - 06-CTY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,653,701	$2,650,400	38,279
Receivables: investments sold	25,831
Payables: investments purchased	-
Net assets	$2,679,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,679,532	1,507,685	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$2,679,532	1,507,685

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,475
Mortality & expense charges			(34,319)
Net investment income (loss)			(9,844)

Gain (loss) on investments:
Net realized gain (loss)			(16,192)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			59,616
Net gain (loss)			43,424

Increase (decrease) in net assets from operations			$33,580

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,844)	$(6,529)
Net realized gain (loss)		(16,192)	(42,980)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		59,616	586,558

Increase (decrease) in net assets from operations		33,580	537,049

Contract owner transactions:
Proceeds from units sold		1,183,999	570,714
Cost of units redeemed		(2,060,626)	(410,046)
Account charges		(553)	(647)
Increase (decrease)		(877,180)	160,021
Net increase (decrease)		(843,600)	697,070
Net assets, beginning		3,523,132	2,826,062
Net assets, ending		$2,679,532	$3,523,132

Units sold		669,735	363,910
Units redeemed		(1,172,745)	(253,633)
Net increase (decrease)		(503,010)	110,277
Units outstanding, beginning		2,010,695	1,900,418
Units outstanding, ending		1,507,685	2,010,695

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,162,831
Cost of units redeemed/account charges			(9,464,480)
Net investment income (loss)			(207,953)
Net realized gain (loss)			418,484
Realized gain distributions			767,349
Net change in unrealized appreciation (depreciation)			3,301
Net assets			$2,679,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	1,508	$2,680	1.25%	1.4%	12/31/2024	$1.81	0	$0	1.00%	1.7%	12/31/2024	$1.85	0	$0	0.75%	1.9%
12/31/2023	1.75	2,011	3,523	1.25%	17.8%	12/31/2023	1.78	0	0	1.00%	18.1%	12/31/2023	1.82	0	0	0.75%	18.4%
12/31/2022	1.49	1,900	2,826	1.25%	-30.5%	12/31/2022	1.51	0	0	1.00%	-30.3%	12/31/2022	1.53	0	0	0.75%	-30.2%
12/31/2021	2.14	2,197	4,701	1.25%	9.3%	12/31/2021	2.17	0	0	1.00%	9.6%	12/31/2021	2.19	0	0	0.75%	9.8%
12/31/2020	1.96	1,397	2,734	1.25%	36.2%	12/31/2020	1.98	0	0	1.00%	36.6%	12/31/2020	2.00	0	0	0.75%	36.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	0.50%	2.2%	12/31/2024	$1.93	0	$0	0.25%	2.5%	12/31/2024	$1.97	0	$0	0.00%	2.7%
12/31/2023	1.85	0	0	0.50%	18.7%	12/31/2023	1.88	0	0	0.25%	19.0%	12/31/2023	1.91	0	0	0.00%	19.3%
12/31/2022	1.56	0	0	0.50%	-30.0%	12/31/2022	1.58	0	0	0.25%	-29.8%	12/31/2022	1.60	0	0	0.00%	-29.6%
12/31/2021	2.22	0	0	0.50%	10.1%	12/31/2021	2.25	0	0	0.25%	10.4%	12/31/2021	2.28	0	0	0.00%	10.7%
12/31/2020	2.02	0	0	0.50%	37.3%	12/31/2020	2.04	0	0	0.25%	37.6%	12/31/2020	2.06	0	0	0.00%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.1%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R6 Class - 06-CVC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,677,820	$33,490,032	543,898
Receivables: investments sold	-
Payables: investments purchased	(130,205)
Net assets	$40,547,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,263,890	13,250,471	$2.89
Band 100	-	-	2.95
Band 75	2,283,725	759,593	3.01
Band 50	-	-	3.07
Band 25	-	-	3.13
Band 0	-	-	3.19
Total	$40,547,615	14,010,064

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$275,306
Mortality & expense charges			(472,953)
Net investment income (loss)			(197,647)

Gain (loss) on investments:
Net realized gain (loss)			2,939,511
Realized gain distributions			3,231,655
Net change in unrealized appreciation (depreciation)			3,763,152
Net gain (loss)			9,934,318

Increase (decrease) in net assets from operations			$9,736,671

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(197,647)	$(50,429)
Net realized gain (loss)		2,939,511	(279,880)
Realized gain distributions		3,231,655	2,679,219
Net change in unrealized appreciation (depreciation)		3,763,152	9,625,602

Increase (decrease) in net assets from operations		9,736,671	11,974,512

Contract owner transactions:
Proceeds from units sold		6,814,144	6,604,778
Cost of units redeemed		(17,804,360)	(14,415,438)
Account charges		(32,940)	(36,309)
Increase (decrease)		(11,023,156)	(7,846,969)
Net increase (decrease)		(1,286,485)	4,127,543
Net assets, beginning		41,834,100	37,706,557
Net assets, ending		$40,547,615	$41,834,100

Units sold		2,704,919	3,514,640
Units redeemed		(6,884,286)	(7,682,538)
Net increase (decrease)		(4,179,367)	(4,167,898)
Units outstanding, beginning		18,189,431	22,357,329
Units outstanding, ending		14,010,064	18,189,431

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$99,506,856
Cost of units redeemed/account charges			(95,624,285)
Net investment income (loss)			(909,776)
Net realized gain (loss)			10,527,457
Realized gain distributions			19,859,575
Net change in unrealized appreciation (depreciation)			7,187,788
Net assets			$40,547,615

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	13,250	$38,264	1.25%	27.2%	12/31/2024	$2.95	0	$0	1.00%	27.5%	12/31/2024	$3.01	760	$2,284	0.75%	27.9%
12/31/2023	2.27	15,073	34,213	1.25%	35.9%	12/31/2023	2.31	0	0	1.00%	36.3%	12/31/2023	2.35	809	1,903	0.75%	36.6%
12/31/2022	1.67	18,918	31,586	1.25%	-31.4%	12/31/2022	1.70	0	0	1.00%	-31.2%	12/31/2022	1.72	917	1,577	0.75%	-31.0%
12/31/2021	2.43	18,289	44,485	1.25%	18.2%	12/31/2021	2.46	0	0	1.00%	18.5%	12/31/2021	2.49	1,106	2,758	0.75%	18.8%
12/31/2020	2.06	21,541	44,323	1.25%	36.6%	12/31/2020	2.08	0	0	1.00%	36.9%	12/31/2020	2.10	1,314	2,758	0.75%	37.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.07	0	$0	0.50%	28.2%	12/31/2024	$3.13	0	$0	0.25%	28.5%	12/31/2024	$3.19	0	$0	0.00%	28.8%
12/31/2023	2.39	0	0	0.50%	37.0%	12/31/2023	2.44	0	0	0.25%	37.3%	12/31/2023	2.48	2,307	5,718	0.00%	37.6%
12/31/2022	1.75	0	0	0.50%	-30.8%	12/31/2022	1.77	0	0	0.25%	-30.7%	12/31/2022	1.80	2,522	4,543	0.00%	-30.5%
12/31/2021	2.53	0	0	0.50%	19.1%	12/31/2021	2.56	0	0	0.25%	19.4%	12/31/2021	2.59	2,975	7,707	0.00%	19.7%
12/31/2020	2.12	0	0	0.50%	37.6%	12/31/2020	2.14	0	0	0.25%	37.9%	12/31/2020	2.16	3,592	7,775	0.00%	38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.6%
2021	0.4%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R6 Class - 06-CVF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,662,232	$38,029,881	706,164
Receivables: investments sold	-
Payables: investments purchased	(162,496)
Net assets	$43,499,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,499,736	18,130,888	$2.40
Band 100	-	-	2.45
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$43,499,736	18,130,888

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$601,455
Mortality & expense charges			(449,771)
Net investment income (loss)			151,684

Gain (loss) on investments:
Net realized gain (loss)			1,149,925
Realized gain distributions			3,005,791
Net change in unrealized appreciation (depreciation)			1,332,060
Net gain (loss)			5,487,776

Increase (decrease) in net assets from operations			$5,639,460

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151,684	$246,729
Net realized gain (loss)		1,149,925	681,184
Realized gain distributions		3,005,791	1,407,531
Net change in unrealized appreciation (depreciation)		1,332,060	2,270,574

Increase (decrease) in net assets from operations		5,639,460	4,606,018

Contract owner transactions:
Proceeds from units sold		13,575,926	5,422,460
Cost of units redeemed		(8,565,963)	(9,104,165)
Account charges		(48,468)	(38,162)
Increase (decrease)		4,961,495	(3,719,867)
Net increase (decrease)		10,600,955	886,151
Net assets, beginning		32,898,781	32,012,630
Net assets, ending		$43,499,736	$32,898,781

Units sold		6,164,330	2,949,856
Units redeemed		(4,193,177)	(5,052,111)
Net increase (decrease)		1,971,153	(2,102,255)
Units outstanding, beginning		16,159,735	18,261,990
Units outstanding, ending		18,130,888	16,159,735

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$67,682,066
Cost of units redeemed/account charges			(42,865,446)
Net investment income (loss)			1,192,523
Net realized gain (loss)			3,748,786
Realized gain distributions			8,109,456
Net change in unrealized appreciation (depreciation)			5,632,351
Net assets			$43,499,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.40	18,131	$43,500	1.25%	17.8%	12/31/2024	$2.45	0	$0	1.00%	18.1%	12/31/2024	$2.50	0	$0	0.75%	18.4%
12/31/2023	2.04	16,160	32,899	1.25%	16.1%	12/31/2023	2.07	0	0	1.00%	16.4%	12/31/2023	2.11	0	0	0.75%	16.7%
12/31/2022	1.75	18,262	32,013	1.25%	-9.3%	12/31/2022	1.78	0	0	1.00%	-9.1%	12/31/2022	1.81	0	0	0.75%	-8.9%
12/31/2021	1.93	11,820	22,849	1.25%	27.3%	12/31/2021	1.96	0	0	1.00%	27.6%	12/31/2021	1.98	0	0	0.75%	27.9%
12/31/2020	1.52	13,770	20,910	1.25%	6.7%	12/31/2020	1.53	0	0	1.00%	7.0%	12/31/2020	1.55	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.55	0	$0	0.50%	18.7%	12/31/2024	$2.60	0	$0	0.25%	19.0%	12/31/2024	$2.65	0	$0	0.00%	19.3%
12/31/2023	2.15	0	0	0.50%	17.0%	12/31/2023	2.18	0	0	0.25%	17.3%	12/31/2023	2.22	0	0	0.00%	17.6%
12/31/2022	1.83	0	0	0.50%	-8.6%	12/31/2022	1.86	0	0	0.25%	-8.4%	12/31/2022	1.89	0	0	0.00%	-8.2%
12/31/2021	2.01	0	0	0.50%	28.3%	12/31/2021	2.03	0	0	0.25%	28.6%	12/31/2021	2.06	0	0	0.00%	28.9%
12/31/2020	1.57	0	0	0.50%	7.5%	12/31/2020	1.58	0	0	0.25%	7.8%	12/31/2020	1.60	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.9%
2022	2.0%
2021	1.8%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Bond Fund R6 Class - 06-GFN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$858,594	$947,592	56,236
Receivables: investments sold	19,822
Payables: investments purchased	-
Net assets	$878,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$878,416	988,562	$0.89
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.96
Band 0	-	-	0.98
Total	$878,416	988,562

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,167
Mortality & expense charges			(11,289)
Net investment income (loss)			20,878

Gain (loss) on investments:
Net realized gain (loss)			(35,674)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,649)
Net gain (loss)			(62,323)

Increase (decrease) in net assets from operations			$(41,445)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,878	$23,994
Net realized gain (loss)		(35,674)	(101,636)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,649)	128,802

Increase (decrease) in net assets from operations		(41,445)	51,160

Contract owner transactions:
Proceeds from units sold		228,651	506,088
Cost of units redeemed		(437,466)	(366,163)
Account charges		(1,518)	(1,510)
Increase (decrease)		(210,333)	138,415
Net increase (decrease)		(251,778)	189,575
Net assets, beginning		1,130,194	940,619
Net assets, ending		$878,416	$1,130,194

Units sold		268,761	565,260
Units redeemed		(480,593)	(411,811)
Net increase (decrease)		(211,832)	153,449
Units outstanding, beginning		1,200,394	1,046,945
Units outstanding, ending		988,562	1,200,394

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,647,842
Cost of units redeemed/account charges			(1,605,006)
Net investment income (loss)			84,018
Net realized gain (loss)			(171,128)
Realized gain distributions			11,688
Net change in unrealized appreciation (depreciation)			(88,998)
Net assets			$878,416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.89	989	$878	1.25%	-4.0%	12/31/2024	$0.91	0	$0	1.00%	-3.8%	12/31/2024	$0.92	0	$0	0.75%	-3.5%
12/31/2023	0.93	957	886	1.25%	5.1%	12/31/2023	0.94	0	0	1.00%	5.4%	12/31/2023	0.96	0	0	0.75%	5.6%
12/31/2022	0.88	751	661	1.25%	-18.2%	12/31/2022	0.89	0	0	1.00%	-18.0%	12/31/2022	0.91	0	0	0.75%	-17.8%
12/31/2021	1.08	445	479	1.25%	-5.9%	12/31/2021	1.09	0	0	1.00%	-5.7%	12/31/2021	1.10	0	0	0.75%	-5.4%
12/31/2020	1.14	355	406	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	-3.3%	12/31/2024	$0.96	0	$0	0.25%	-3.0%	12/31/2024	$0.98	0	$0	0.00%	-2.8%
12/31/2023	0.97	0	0	0.50%	5.9%	12/31/2023	0.99	0	0	0.25%	6.2%	12/31/2023	1.00	243	244	0.00%	6.4%
12/31/2022	0.92	0	0	0.50%	-17.6%	12/31/2022	0.93	0	0	0.25%	-17.4%	12/31/2022	0.94	296	279	0.00%	-17.2%
12/31/2021	1.11	0	0	0.50%	-5.2%	12/31/2021	1.13	0	0	0.25%	-5.0%	12/31/2021	1.14	524	596	0.00%	-4.7%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.19	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.3%
2022	1.9%
2021	3.1%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R6 Class - 06-GKH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,984	$168,498	13,704
Receivables: investments sold	1,094
Payables: investments purchased	-
Net assets	$170,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,078	162,429	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$170,078	162,429

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,530
Mortality & expense charges			(1,875)
Net investment income (loss)			4,655

Gain (loss) on investments:
Net realized gain (loss)			105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,003)
Net gain (loss)			(898)

Increase (decrease) in net assets from operations			$3,757

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,655	$4,223
Net realized gain (loss)		105	(1,369)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,003)	911

Increase (decrease) in net assets from operations		3,757	3,765

Contract owner transactions:
Proceeds from units sold		86,499	61,139
Cost of units redeemed		(56,791)	(74,942)
Account charges		(107)	(30)
Increase (decrease)		29,601	(13,833)
Net increase (decrease)		33,358	(10,068)
Net assets, beginning		136,720	146,788
Net assets, ending		$170,078	$136,720

Units sold		84,855	61,196
Units redeemed		(55,627)	(76,060)
Net increase (decrease)		29,228	(14,864)
Units outstanding, beginning		133,201	148,065
Units outstanding, ending		162,429	133,201

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$418,103
Cost of units redeemed/account charges			(254,881)
Net investment income (loss)			10,445
Net realized gain (loss)			(5,425)
Realized gain distributions			1,350
Net change in unrealized appreciation (depreciation)			486
Net assets			$170,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	162	$170	1.25%	2.0%	12/31/2024	$1.07	0	$0	1.00%	2.3%	12/31/2024	$1.08	0	$0	0.75%	2.5%
12/31/2023	1.03	133	137	1.25%	3.5%	12/31/2023	1.04	0	0	1.00%	3.8%	12/31/2023	1.06	0	0	0.75%	4.1%
12/31/2022	0.99	148	147	1.25%	-8.4%	12/31/2022	1.00	0	0	1.00%	-8.1%	12/31/2022	1.02	0	0	0.75%	-7.9%
12/31/2021	1.08	61	66	1.25%	-1.7%	12/31/2021	1.09	0	0	1.00%	-1.5%	12/31/2021	1.10	0	0	0.75%	-1.2%
12/31/2020	1.10	51	57	1.25%	6.4%	12/31/2020	1.11	0	0	1.00%	6.7%	12/31/2020	1.12	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	2.8%	12/31/2024	$1.12	0	$0	0.25%	3.0%	12/31/2024	$1.14	0	$0	0.00%	3.3%
12/31/2023	1.07	0	0	0.50%	4.3%	12/31/2023	1.09	0	0	0.25%	4.6%	12/31/2023	1.11	0	0	0.00%	4.8%
12/31/2022	1.03	0	0	0.50%	-7.7%	12/31/2022	1.04	0	0	0.25%	-7.4%	12/31/2022	1.06	0	0	0.00%	-7.2%
12/31/2021	1.12	0	0	0.50%	-1.0%	12/31/2021	1.13	0	0	0.25%	-0.7%	12/31/2021	1.14	0	0	0.00%	-0.5%
12/31/2020	1.13	0	0	0.50%	7.2%	12/31/2020	1.13	0	0	0.25%	7.5%	12/31/2020	1.14	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	4.5%
2022	2.1%
2021	1.3%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High-Income Trust R6 Class - 06-3MC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,950,992	$2,931,912	299,669
Receivables: investments sold	-
Payables: investments purchased	(26,217)
Net assets	$2,924,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,924,775	2,234,053	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$2,924,775	2,234,053

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$86,637
Mortality & expense charges			(16,114)
Net investment income (loss)			70,523

Gain (loss) on investments:
Net realized gain (loss)			9,525
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,630
Net gain (loss)			14,155

Increase (decrease) in net assets from operations			$84,678

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$70,523	$48,056
Net realized gain (loss)		9,525	(6,915)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,630	51,030

Increase (decrease) in net assets from operations		84,678	92,171

Contract owner transactions:
Proceeds from units sold		2,634,273	697,909
Cost of units redeemed		(820,352)	(333,784)
Account charges		(2,403)	(1,634)
Increase (decrease)		1,811,518	362,491
Net increase (decrease)		1,896,196	454,662
Net assets, beginning		1,028,579	573,917
Net assets, ending		$2,924,775	$1,028,579

Units sold		2,034,248	622,254
Units redeemed		(652,732)	(298,403)
Net increase (decrease)		1,381,516	323,851
Units outstanding, beginning		852,537	528,686
Units outstanding, ending		2,234,053	852,537

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,146,916
Cost of units redeemed/account charges			(1,375,892)
Net investment income (loss)			141,490
Net realized gain (loss)			(6,819)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,080
Net assets			$2,924,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	2,234	$2,925	1.25%	8.5%	12/31/2024	$1.33	0	$0	1.00%	8.8%	12/31/2024	$1.35	0	$0	0.75%	9.1%
12/31/2023	1.21	853	1,029	1.25%	11.1%	12/31/2023	1.22	0	0	1.00%	11.4%	12/31/2023	1.24	0	0	0.75%	11.7%
12/31/2022	1.09	529	574	1.25%	-10.0%	12/31/2022	1.10	0	0	1.00%	-9.7%	12/31/2022	1.11	0	0	0.75%	-9.5%
12/31/2021	1.21	237	285	1.25%	7.4%	12/31/2021	1.22	0	0	1.00%	7.6%	12/31/2021	1.23	0	0	0.75%	7.9%
12/31/2020	1.12	56	63	1.25%	6.1%	12/31/2020	1.13	0	0	1.00%	6.4%	12/31/2020	1.14	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	9.3%	12/31/2024	$1.39	0	$0	0.25%	9.6%	12/31/2024	$1.41	0	$0	0.00%	9.9%
12/31/2023	1.25	0	0	0.50%	12.0%	12/31/2023	1.27	0	0	0.25%	12.3%	12/31/2023	1.29	0	0	0.00%	12.5%
12/31/2022	1.12	0	0	0.50%	-9.3%	12/31/2022	1.13	0	0	0.25%	-9.1%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.24	0	0	0.50%	8.2%	12/31/2021	1.25	0	0	0.25%	8.5%	12/31/2021	1.26	0	0	0.00%	8.7%
12/31/2020	1.14	0	0	0.50%	6.9%	12/31/2020	1.15	0	0	0.25%	7.2%	12/31/2020	1.15	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	7.3%
2022	4.5%
2021	2.7%
2020	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R4 Class - 06-3MK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,917	$331,662	6,585
Receivables: investments sold	1,762
Payables: investments purchased	-
Net assets	$361,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,679	215,768	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$361,679	215,768

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,048
Mortality & expense charges			(4,478)
Net investment income (loss)			1,570

Gain (loss) on investments:
Net realized gain (loss)			17,044
Realized gain distributions			15,541
Net change in unrealized appreciation (depreciation)			11,662
Net gain (loss)			44,247

Increase (decrease) in net assets from operations			$45,817

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,570	$4,006
Net realized gain (loss)		17,044	16,109
Realized gain distributions		15,541	4,961
Net change in unrealized appreciation (depreciation)		11,662	3,984

Increase (decrease) in net assets from operations		45,817	29,060

Contract owner transactions:
Proceeds from units sold		131,387	120,041
Cost of units redeemed		(130,958)	(529,312)
Account charges		(109)	(262)
Increase (decrease)		320	(409,533)
Net increase (decrease)		46,137	(380,473)
Net assets, beginning		315,542	696,015
Net assets, ending		$361,679	$315,542

Units sold		85,277	95,943
Units redeemed		(83,134)	(391,155)
Net increase (decrease)		2,143	(295,212)
Units outstanding, beginning		213,625	508,837
Units outstanding, ending		215,768	213,625

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$953,433
Cost of units redeemed/account charges			(717,995)
Net investment income (loss)			11,406
Net realized gain (loss)			39,080
Realized gain distributions			47,500
Net change in unrealized appreciation (depreciation)			28,255
Net assets			$361,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	216	$362	1.25%	13.5%	12/31/2024	$1.70	0	$0	1.00%	13.8%	12/31/2024	$1.73	0	$0	0.75%	14.1%
12/31/2023	1.48	214	316	1.25%	8.0%	12/31/2023	1.50	0	0	1.00%	8.3%	12/31/2023	1.52	0	0	0.75%	8.5%
12/31/2022	1.37	509	696	1.25%	-5.7%	12/31/2022	1.38	0	0	1.00%	-5.5%	12/31/2022	1.40	0	0	0.75%	-5.2%
12/31/2021	1.45	134	195	1.25%	23.4%	12/31/2021	1.46	0	0	1.00%	23.7%	12/31/2021	1.47	0	0	0.75%	24.0%
12/31/2020	1.18	79	92	1.25%	3.4%	12/31/2020	1.18	0	0	1.00%	3.7%	12/31/2020	1.19	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.76	0	$0	0.50%	14.3%	12/31/2024	$1.78	0	$0	0.25%	14.6%	12/31/2024	$1.81	0	$0	0.00%	14.9%
12/31/2023	1.54	0	0	0.50%	8.8%	12/31/2023	1.56	0	0	0.25%	9.1%	12/31/2023	1.58	0	0	0.00%	9.3%
12/31/2022	1.41	0	0	0.50%	-5.0%	12/31/2022	1.43	0	0	0.25%	-4.8%	12/31/2022	1.44	0	0	0.00%	-4.5%
12/31/2021	1.49	0	0	0.50%	24.3%	12/31/2021	1.50	0	0	0.25%	24.6%	12/31/2021	1.51	0	0	0.00%	24.9%
12/31/2020	1.20	0	0	0.50%	4.2%	12/31/2020	1.20	0	0	0.25%	4.5%	12/31/2020	1.21	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.1%
2022	1.6%
2021	2.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R6 Class - 06-3M3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,667,296	$5,091,978	103,010
Receivables: investments sold	17,857
Payables: investments purchased	-
Net assets	$5,685,153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,685,153	3,318,908	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$5,685,153	3,318,908

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$110,505
Mortality & expense charges			(67,734)
Net investment income (loss)			42,771

Gain (loss) on investments:
Net realized gain (loss)			82,783
Realized gain distributions			243,849
Net change in unrealized appreciation (depreciation)			321,046
Net gain (loss)			647,678

Increase (decrease) in net assets from operations			$690,449

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42,771	$55,452
Net realized gain (loss)		82,783	10,852
Realized gain distributions		243,849	76,739
Net change in unrealized appreciation (depreciation)		321,046	243,590

Increase (decrease) in net assets from operations		690,449	386,633

Contract owner transactions:
Proceeds from units sold		938,191	1,590,025
Cost of units redeemed		(789,876)	(666,509)
Account charges		(4,801)	(1,385)
Increase (decrease)		143,514	922,131
Net increase (decrease)		833,963	1,308,764
Net assets, beginning		4,851,190	3,542,426
Net assets, ending		$5,685,153	$4,851,190

Units sold		580,842	1,148,043
Units redeemed		(486,632)	(475,571)
Net increase (decrease)		94,210	672,472
Units outstanding, beginning		3,224,698	2,552,226
Units outstanding, ending		3,318,908	3,224,698

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,288,702
Cost of units redeemed/account charges			(3,036,351)
Net investment income (loss)			169,353
Net realized gain (loss)			164,493
Realized gain distributions			523,638
Net change in unrealized appreciation (depreciation)			575,318
Net assets			$5,685,153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	3,319	$5,685	1.25%	13.9%	12/31/2024	$1.74	0	$0	1.00%	14.2%	12/31/2024	$1.77	0	$0	0.75%	14.4%
12/31/2023	1.50	3,225	4,851	1.25%	8.4%	12/31/2023	1.52	0	0	1.00%	8.7%	12/31/2023	1.54	0	0	0.75%	8.9%
12/31/2022	1.39	2,552	3,542	1.25%	-5.4%	12/31/2022	1.40	0	0	1.00%	-5.1%	12/31/2022	1.42	0	0	0.75%	-4.9%
12/31/2021	1.47	2,130	3,124	1.25%	23.8%	12/31/2021	1.48	0	0	1.00%	24.1%	12/31/2021	1.49	0	0	0.75%	24.4%
12/31/2020	1.19	973	1,153	1.25%	3.8%	12/31/2020	1.19	0	0	1.00%	4.0%	12/31/2020	1.20	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	14.7%	12/31/2024	$1.82	0	$0	0.25%	15.0%	12/31/2024	$1.85	0	$0	0.00%	15.3%
12/31/2023	1.56	0	0	0.50%	9.2%	12/31/2023	1.58	0	0	0.25%	9.5%	12/31/2023	1.61	0	0	0.00%	9.7%
12/31/2022	1.43	0	0	0.50%	-4.7%	12/31/2022	1.45	0	0	0.25%	-4.4%	12/31/2022	1.46	0	0	0.00%	-4.2%
12/31/2021	1.50	0	0	0.50%	24.7%	12/31/2021	1.51	0	0	0.25%	25.0%	12/31/2021	1.53	0	0	0.00%	25.3%
12/31/2020	1.20	0	0	0.50%	4.6%	12/31/2020	1.21	0	0	0.25%	4.8%	12/31/2020	1.22	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.5%
2022	2.3%
2021	2.3%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R4 Class - 06-3MM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346	$356	5
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346	247	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$346	247

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6
Mortality & expense charges			-
Net investment income (loss)			6

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(12)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$4

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6	$2
Net realized gain (loss)		3	-
Realized gain distributions		7	-
Net change in unrealized appreciation (depreciation)		(12)	3

Increase (decrease) in net assets from operations		4	5

Contract owner transactions:
Proceeds from units sold		304	40
Cost of units redeemed		(48)	-
Account charges		-	-
Increase (decrease)		256	40
Net increase (decrease)		260	45
Net assets, beginning		86	41
Net assets, ending		$346	$86

Units sold		216	33
Units redeemed		(36)	-
Net increase (decrease)		180	33
Units outstanding, beginning		67	34
Units outstanding, ending		247	67

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$386
Cost of units redeemed/account charges			(48)
Net investment income (loss)			8
Net realized gain (loss)			3
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			(10)
Net assets			$346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	1.25%	8.8%	12/31/2024	$1.42	0	$0	1.00%	9.1%	12/31/2024	$1.44	0	$0	0.75%	9.4%
12/31/2023	1.29	0	0	1.25%	7.6%	12/31/2023	1.30	0	0	1.00%	7.9%	12/31/2023	1.32	0	0	0.75%	8.1%
12/31/2022	1.19	0	0	1.25%	-8.3%	12/31/2022	1.21	0	0	1.00%	-8.1%	12/31/2022	1.22	0	0	0.75%	-7.9%
12/31/2021	1.30	0	0	1.25%	13.6%	12/31/2021	1.31	0	0	1.00%	13.8%	12/31/2021	1.32	0	0	0.75%	14.1%
12/31/2020	1.15	0	0	1.25%	2.0%	12/31/2020	1.15	0	0	1.00%	2.2%	12/31/2020	1.16	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	9.7%	12/31/2024	$1.49	0	$0	0.25%	9.9%	12/31/2024	$1.51	0	$0	0.00%	10.2%
12/31/2023	1.34	0	0	0.50%	8.4%	12/31/2023	1.35	0	0	0.25%	8.7%	12/31/2023	1.37	0	0	0.00%	8.9%
12/31/2022	1.23	0	0	0.50%	-7.6%	12/31/2022	1.25	0	0	0.25%	-7.4%	12/31/2022	1.26	0	0	0.00%	-7.2%
12/31/2021	1.33	0	0	0.50%	14.4%	12/31/2021	1.35	0	0	0.25%	14.7%	12/31/2021	1.36	0	0	0.00%	15.0%
12/31/2020	1.17	0	0	0.50%	2.7%	12/31/2020	1.17	0	0	0.25%	3.0%	12/31/2020	1.18	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	3.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R6 Class - 06-3M6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,508	$361,696	5,512
Receivables: investments sold	484
Payables: investments purchased	-
Net assets	$379,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,992	265,776	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$379,992	265,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,228
Mortality & expense charges			(4,350)
Net investment income (loss)			8,878

Gain (loss) on investments:
Net realized gain (loss)			4,100
Realized gain distributions			8,682
Net change in unrealized appreciation (depreciation)			9,340
Net gain (loss)			22,122

Increase (decrease) in net assets from operations			$31,000

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,878	$5,026
Net realized gain (loss)		4,100	1
Realized gain distributions		8,682	257
Net change in unrealized appreciation (depreciation)		9,340	9,648

Increase (decrease) in net assets from operations		31,000	14,932

Contract owner transactions:
Proceeds from units sold		231,569	92,330
Cost of units redeemed		(121,429)	(4,471)
Account charges		(64)	(7)
Increase (decrease)		110,076	87,852
Net increase (decrease)		141,076	102,784
Net assets, beginning		238,916	136,132
Net assets, ending		$379,992	$238,916

Units sold		173,023	73,695
Units redeemed		(89,778)	(3,451)
Net increase (decrease)		83,245	70,244
Units outstanding, beginning		182,531	112,287
Units outstanding, ending		265,776	182,531

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$451,810
Cost of units redeemed/account charges			(125,971)
Net investment income (loss)			22,901
Net realized gain (loss)			4,170
Realized gain distributions			9,270
Net change in unrealized appreciation (depreciation)			17,812
Net assets			$379,992

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	266	$380	1.25%	9.2%	12/31/2024	$1.45	0	$0	1.00%	9.5%	12/31/2024	$1.47	0	$0	0.75%	9.8%
12/31/2023	1.31	183	239	1.25%	8.0%	12/31/2023	1.33	0	0	1.00%	8.2%	12/31/2023	1.34	0	0	0.75%	8.5%
12/31/2022	1.21	112	136	1.25%	-8.0%	12/31/2022	1.23	0	0	1.00%	-7.8%	12/31/2022	1.24	0	0	0.75%	-7.5%
12/31/2021	1.32	98	130	1.25%	14.0%	12/31/2021	1.33	0	0	1.00%	14.2%	12/31/2021	1.34	0	0	0.75%	14.5%
12/31/2020	1.16	92	107	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	10.1%	12/31/2024	$1.52	0	$0	0.25%	10.3%	12/31/2024	$1.55	0	$0	0.00%	10.6%
12/31/2023	1.36	0	0	0.50%	8.8%	12/31/2023	1.38	0	0	0.25%	9.0%	12/31/2023	1.40	0	0	0.00%	9.3%
12/31/2022	1.25	0	0	0.50%	-7.3%	12/31/2022	1.26	0	0	0.25%	-7.1%	12/31/2022	1.28	0	0	0.00%	-6.8%
12/31/2021	1.35	0	0	0.50%	14.8%	12/31/2021	1.36	0	0	0.25%	15.1%	12/31/2021	1.37	0	0	0.00%	15.4%
12/31/2020	1.18	0	0	0.50%	3.1%	12/31/2020	1.18	0	0	0.25%	3.3%	12/31/2020	1.19	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.8%
2022	3.7%
2021	3.7%
2020	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Global Balanced Fund R6 Class - 06-3M9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$736,006	$705,782	20,065
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$736,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$(5)	(4)	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	736,011	503,894	1.46
Total	$736,006	503,890

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,391
Mortality & expense charges			-
Net investment income (loss)			24,391

Gain (loss) on investments:
Net realized gain (loss)			105,981
Realized gain distributions			25,402
Net change in unrealized appreciation (depreciation)			(77,880)
Net gain (loss)			53,503

Increase (decrease) in net assets from operations			$77,894

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,391	$13,333
Net realized gain (loss)		105,981	532
Realized gain distributions		25,402	-
Net change in unrealized appreciation (depreciation)		(77,880)	109,967

Increase (decrease) in net assets from operations		77,894	123,832

Contract owner transactions:
Proceeds from units sold		267,900	1,970,686
Cost of units redeemed		(707,391)	(1,864,309)
Account charges		(5)	-
Increase (decrease)		(439,496)	106,377
Net increase (decrease)		(361,602)	230,209
Net assets, beginning		1,097,608	867,399
Net assets, ending		$736,006	$1,097,608

Units sold		181,466	4,662,078
Units redeemed		(480,845)	(4,622,147)
Net increase (decrease)		(299,379)	39,931
Units outstanding, beginning		803,269	763,338
Units outstanding, ending		503,890	803,269

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,108,315
Cost of units redeemed/account charges			(2,572,121)
Net investment income (loss)			37,705
Net realized gain (loss)			106,461
Realized gain distributions			25,422
Net change in unrealized appreciation (depreciation)			30,224
Net assets			$736,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	1.25%	5.6%	12/31/2024	$1.37	0	$0	1.00%	5.8%	12/31/2024	$1.39	0	$0	0.75%	6.1%
12/31/2023	1.28	0	0	1.25%	12.7%	12/31/2023	1.30	0	0	1.00%	13.0%	12/31/2023	1.31	0	0	0.75%	13.2%
12/31/2022	1.14	763	867	1.25%	-15.0%	12/31/2022	1.15	0	0	1.00%	-14.8%	12/31/2022	1.16	0	0	0.75%	-14.6%
12/31/2021	1.34	0	1	1.25%	8.1%	12/31/2021	1.35	0	0	1.00%	8.4%	12/31/2021	1.36	0	0	0.75%	8.7%
12/31/2020	1.24	0	0	1.25%	9.5%	12/31/2020	1.24	0	0	1.00%	9.8%	12/31/2020	1.25	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	0.50%	6.4%	12/31/2024	$1.44	0	$0	0.25%	6.6%	12/31/2024	$1.46	504	$736	0.00%	6.9%
12/31/2023	1.33	0	0	0.50%	13.5%	12/31/2023	1.35	0	0	0.25%	13.8%	12/31/2023	1.37	803	1,098	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-14.4%	12/31/2022	1.19	0	0	0.25%	-14.2%	12/31/2022	1.20	0	0	0.00%	-14.0%
12/31/2021	1.37	0	0	0.50%	9.0%	12/31/2021	1.38	0	0	0.25%	9.2%	12/31/2021	1.39	0	0	0.00%	9.5%
12/31/2020	1.26	0	0	0.50%	10.3%	12/31/2020	1.26	0	0	0.25%	10.6%	12/31/2020	1.27	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.1%
2022	0.0%
2021	2.4%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Inflation Linked Bond Fund R6 Class - 06-3G9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,273,416	$1,363,780	139,108
Receivables: investments sold	-
Payables: investments purchased	(572)
Net assets	$1,272,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,272,844	1,166,779	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$1,272,844	1,166,779

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,820
Mortality & expense charges			(13,623)
Net investment income (loss)			15,197

Gain (loss) on investments:
Net realized gain (loss)			(10,222)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			475
Net gain (loss)			(9,747)

Increase (decrease) in net assets from operations			$5,450

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,197	$1,441
Net realized gain (loss)		(10,222)	(16,935)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		475	20,292

Increase (decrease) in net assets from operations		5,450	4,798

Contract owner transactions:
Proceeds from units sold		450,337	354,957
Cost of units redeemed		(128,339)	(120,291)
Account charges		(1,227)	(1,042)
Increase (decrease)		320,771	233,624
Net increase (decrease)		326,221	238,422
Net assets, beginning		946,623	708,201
Net assets, ending		$1,272,844	$946,623

Units sold		410,748	382,203
Units redeemed		(119,755)	(164,574)
Net increase (decrease)		290,993	217,629
Units outstanding, beginning		875,786	658,157
Units outstanding, ending		1,166,779	875,786

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,002,253
Cost of units redeemed/account charges			(679,236)
Net investment income (loss)			68,176
Net realized gain (loss)			(33,340)
Realized gain distributions			5,355
Net change in unrealized appreciation (depreciation)			(90,364)
Net assets			$1,272,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	1,167	$1,273	1.25%	0.9%	12/31/2024	$1.11	0	$0	1.00%	1.2%	12/31/2024	$1.13	0	$0	0.75%	1.4%
12/31/2023	1.08	876	947	1.25%	0.5%	12/31/2023	1.10	0	0	1.00%	0.7%	12/31/2023	1.11	0	0	0.75%	1.0%
12/31/2022	1.08	658	708	1.25%	-12.7%	12/31/2022	1.09	0	0	1.00%	-12.5%	12/31/2022	1.10	0	0	0.75%	-12.3%
12/31/2021	1.23	323	398	1.25%	2.9%	12/31/2021	1.24	0	0	1.00%	3.1%	12/31/2021	1.25	0	0	0.75%	3.4%
12/31/2020	1.20	271	324	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.21	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	1.7%	12/31/2024	$1.16	0	$0	0.25%	1.9%	12/31/2024	$1.18	0	$0	0.00%	2.2%
12/31/2023	1.13	0	0	0.50%	1.2%	12/31/2023	1.14	0	0	0.25%	1.5%	12/31/2023	1.16	0	0	0.00%	1.7%
12/31/2022	1.11	0	0	0.50%	-12.1%	12/31/2022	1.12	0	0	0.25%	-11.8%	12/31/2022	1.14	0	0	0.00%	-11.6%
12/31/2021	1.27	0	0	0.50%	3.7%	12/31/2021	1.28	0	0	0.25%	3.9%	12/31/2021	1.29	0	0	0.00%	4.2%
12/31/2020	1.22	0	0	0.50%	14.4%	12/31/2020	1.23	0	0	0.25%	14.7%	12/31/2020	1.24	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	1.4%
2022	8.0%
2021	3.8%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Growth and Income Fund R6 Class - 06-3M4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,333,000	$1,246,406	37,578
Receivables: investments sold	14,187
Payables: investments purchased	-
Net assets	$1,347,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,172	168,823	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	1,118,015	762,151	1.47
Total	$1,347,187	930,974

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$40,075
Mortality & expense charges			(2,908)
Net investment income (loss)			37,167

Gain (loss) on investments:
Net realized gain (loss)			25,793
Realized gain distributions			9,857
Net change in unrealized appreciation (depreciation)			(24,193)
Net gain (loss)			11,457

Increase (decrease) in net assets from operations			$48,624

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,167	$25,035
Net realized gain (loss)		25,793	14,527
Realized gain distributions		9,857	-
Net change in unrealized appreciation (depreciation)		(24,193)	116,215

Increase (decrease) in net assets from operations		48,624	155,777

Contract owner transactions:
Proceeds from units sold		200,025	2,451,624
Cost of units redeemed		(251,388)	(2,205,604)
Account charges		(146)	(82)
Increase (decrease)		(51,509)	245,938
Net increase (decrease)		(2,885)	401,715
Net assets, beginning		1,350,072	948,357
Net assets, ending		$1,347,187	$1,350,072

Units sold		142,190	5,187,495
Units redeemed		(176,238)	(5,040,005)
Net increase (decrease)		(34,048)	147,490
Units outstanding, beginning		965,022	817,532
Units outstanding, ending		930,974	965,022

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,605,142
Cost of units redeemed/account charges			(2,457,234)
Net investment income (loss)			62,313
Net realized gain (loss)			40,276
Realized gain distributions			10,096
Net change in unrealized appreciation (depreciation)			86,594
Net assets			$1,347,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	169	$229	1.25%	2.4%	12/31/2024	$1.38	0	$0	1.00%	2.6%	12/31/2024	$1.40	0	$0	0.75%	2.9%
12/31/2023	1.33	171	227	1.25%	14.3%	12/31/2023	1.34	0	0	1.00%	14.6%	12/31/2023	1.36	0	0	0.75%	14.9%
12/31/2022	1.16	818	948	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.38	2	2	1.25%	8.8%	12/31/2021	1.40	0	0	1.00%	9.0%	12/31/2021	1.41	0	0	0.75%	9.3%
12/31/2020	1.27	0	0	1.25%	6.9%	12/31/2020	1.28	0	0	1.00%	7.1%	12/31/2020	1.29	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	0.50%	3.2%	12/31/2024	$1.44	0	$0	0.25%	3.4%	12/31/2024	$1.47	762	$1,118	0.00%	3.7%
12/31/2023	1.38	0	0	0.50%	15.1%	12/31/2023	1.40	0	0	0.25%	15.4%	12/31/2023	1.41	794	1,123	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-15.6%	12/31/2022	1.21	0	0	0.25%	-15.4%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	9.6%	12/31/2021	1.43	0	0	0.25%	9.8%	12/31/2021	1.44	0	0	0.00%	10.1%
12/31/2020	1.29	0	0	0.50%	7.7%	12/31/2020	1.30	0	0	0.25%	7.9%	12/31/2020	1.31	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	3.0%
2022	0.0%
2021	5.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Investment Company of America R6 Class - 06-3GH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,063,600	$1,021,392	18,238
Receivables: investments sold	-
Payables: investments purchased	(12,140)
Net assets	$1,051,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,051,460	521,516	$2.02
Band 100	-	-	2.05
Band 75	-	-	2.08
Band 50	-	-	2.12
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$1,051,460	521,516

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,285
Mortality & expense charges			(5,621)
Net investment income (loss)			1,664

Gain (loss) on investments:
Net realized gain (loss)			4,440
Realized gain distributions			78,378
Net change in unrealized appreciation (depreciation)			(3,046)
Net gain (loss)			79,772

Increase (decrease) in net assets from operations			$81,436

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,664	$1,672
Net realized gain (loss)		4,440	552
Realized gain distributions		78,378	10,118
Net change in unrealized appreciation (depreciation)		(3,046)	50,070

Increase (decrease) in net assets from operations		81,436	62,412

Contract owner transactions:
Proceeds from units sold		707,333	27,555
Cost of units redeemed		(36,406)	(5,220)
Account charges		(103)	(13)
Increase (decrease)		670,824	22,322
Net increase (decrease)		752,260	84,734
Net assets, beginning		299,200	214,466
Net assets, ending		$1,051,460	$299,200

Units sold		357,476	19,671
Units redeemed		(19,635)	(3,579)
Net increase (decrease)		337,841	16,092
Units outstanding, beginning		183,675	167,583
Units outstanding, ending		521,516	183,675

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$990,797
Cost of units redeemed/account charges			(112,875)
Net investment income (loss)			5,786
Net realized gain (loss)			13,342
Realized gain distributions			112,202
Net change in unrealized appreciation (depreciation)			42,208
Net assets			$1,051,460

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	522	$1,051	1.25%	23.8%	12/31/2024	$2.05	0	$0	1.00%	24.1%	12/31/2024	$2.08	0	$0	0.75%	24.4%
12/31/2023	1.63	184	299	1.25%	27.3%	12/31/2023	1.65	0	0	1.00%	27.6%	12/31/2023	1.67	0	0	0.75%	27.9%
12/31/2022	1.28	168	214	1.25%	-16.3%	12/31/2022	1.29	0	0	1.00%	-16.1%	12/31/2022	1.31	0	0	0.75%	-15.9%
12/31/2021	1.53	173	264	1.25%	23.8%	12/31/2021	1.54	0	0	1.00%	24.2%	12/31/2021	1.56	0	0	0.75%	24.5%
12/31/2020	1.23	155	192	1.25%	13.4%	12/31/2020	1.24	0	0	1.00%	13.7%	12/31/2020	1.25	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	0.50%	24.7%	12/31/2024	$2.15	0	$0	0.25%	25.0%	12/31/2024	$2.19	0	$0	0.00%	25.3%
12/31/2023	1.70	0	0	0.50%	28.2%	12/31/2023	1.72	0	0	0.25%	28.6%	12/31/2023	1.74	0	0	0.00%	28.9%
12/31/2022	1.32	0	0	0.50%	-15.7%	12/31/2022	1.34	0	0	0.25%	-15.5%	12/31/2022	1.35	0	0	0.00%	-15.3%
12/31/2021	1.57	0	0	0.50%	24.8%	12/31/2021	1.58	0	0	0.25%	25.1%	12/31/2021	1.60	0	0	0.00%	25.4%
12/31/2020	1.26	0	0	0.50%	14.3%	12/31/2020	1.27	0	0	0.25%	14.6%	12/31/2020	1.27	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.9%
2022	1.5%
2021	1.6%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Bond Fund of America R6 Class - 06-39V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,979,494	$41,176,186	3,391,097
Receivables: investments sold	-
Payables: investments purchased	(202,781)
Net assets	$37,776,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,776,713	35,559,674	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$37,776,713	35,559,674

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,623,811
Mortality & expense charges			(444,019)
Net investment income (loss)			1,179,792

Gain (loss) on investments:
Net realized gain (loss)			(508,893)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(466,077)
Net gain (loss)			(974,970)

Increase (decrease) in net assets from operations			$204,822

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,179,792	$696,374
Net realized gain (loss)		(508,893)	(262,748)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(466,077)	595,404

Increase (decrease) in net assets from operations		204,822	1,029,030

Contract owner transactions:
Proceeds from units sold		22,814,371	14,053,688
Cost of units redeemed		(13,878,264)	(9,292,870)
Account charges		(108,625)	(78,860)
Increase (decrease)		8,827,482	4,681,958
Net increase (decrease)		9,032,304	5,710,988
Net assets, beginning		28,744,409	23,033,421
Net assets, ending		$37,776,713	$28,744,409

Units sold		22,614,547	13,821,837
Units redeemed		(14,178,765)	(9,259,160)
Net increase (decrease)		8,435,782	4,562,677
Units outstanding, beginning		27,123,892	22,561,215
Units outstanding, ending		35,559,674	27,123,892

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$82,525,196
Cost of units redeemed/account charges			(42,693,793)
Net investment income (loss)			2,322,968
Net realized gain (loss)			(1,389,605)
Realized gain distributions			208,639
Net change in unrealized appreciation (depreciation)			(3,196,692)
Net assets			$37,776,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	35,560	$37,777	1.25%	0.2%	12/31/2024	$1.08	0	$0	1.00%	0.5%	12/31/2024	$1.10	0	$0	0.75%	0.8%
12/31/2023	1.06	27,124	28,744	1.25%	3.8%	12/31/2023	1.07	0	0	1.00%	4.1%	12/31/2023	1.09	0	0	0.75%	4.3%
12/31/2022	1.02	22,561	23,033	1.25%	-13.5%	12/31/2022	1.03	0	0	1.00%	-13.2%	12/31/2022	1.04	0	0	0.75%	-13.0%
12/31/2021	1.18	22,909	27,023	1.25%	-1.8%	12/31/2021	1.19	0	0	1.00%	-1.6%	12/31/2021	1.20	0	0	0.75%	-1.3%
12/31/2020	1.20	1,425	1,713	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.22	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	1.0%	12/31/2024	$1.14	0	$0	0.25%	1.3%	12/31/2024	$1.15	0	$0	0.00%	1.5%
12/31/2023	1.11	0	0	0.50%	4.6%	12/31/2023	1.12	0	0	0.25%	4.8%	12/31/2023	1.14	0	0	0.00%	5.1%
12/31/2022	1.06	0	0	0.50%	-12.8%	12/31/2022	1.07	0	0	0.25%	-12.6%	12/31/2022	1.08	0	0	0.00%	-12.4%
12/31/2021	1.21	0	0	0.50%	-1.1%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.6%
12/31/2020	1.23	0	0	0.50%	10.6%	12/31/2020	1.23	0	0	0.25%	10.9%	12/31/2020	1.24	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	3.9%
2022	2.7%
2021	1.1%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R4 Class - 06-3MN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,581	$107,635	4,581
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$111,594

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,594	76,657	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$111,594	76,657

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,092
Mortality & expense charges			(2,277)
Net investment income (loss)			3,815

Gain (loss) on investments:
Net realized gain (loss)			11,102
Realized gain distributions			2,449
Net change in unrealized appreciation (depreciation)			1,939
Net gain (loss)			15,490

Increase (decrease) in net assets from operations			$19,305

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,815	$4,241
Net realized gain (loss)		11,102	(651)
Realized gain distributions		2,449	-
Net change in unrealized appreciation (depreciation)		1,939	6,974

Increase (decrease) in net assets from operations		19,305	10,564

Contract owner transactions:
Proceeds from units sold		23,740	23,250
Cost of units redeemed		(115,213)	(17,058)
Account charges		(191)	(128)
Increase (decrease)		(91,664)	6,064
Net increase (decrease)		(72,359)	16,628
Net assets, beginning		183,953	167,325
Net assets, ending		$111,594	$183,953

Units sold		17,016	18,408
Units redeemed		(78,644)	(13,748)
Net increase (decrease)		(61,628)	4,660
Units outstanding, beginning		138,285	133,625
Units outstanding, ending		76,657	138,285

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$226,845
Cost of units redeemed/account charges			(162,486)
Net investment income (loss)			15,637
Net realized gain (loss)			13,228
Realized gain distributions			14,424
Net change in unrealized appreciation (depreciation)			3,946
Net assets			$111,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	77	$112	1.25%	9.4%	12/31/2024	$1.48	0	$0	1.00%	9.7%	12/31/2024	$1.50	0	$0	0.75%	10.0%
12/31/2023	1.33	138	184	1.25%	6.2%	12/31/2023	1.35	0	0	1.00%	6.5%	12/31/2023	1.37	0	0	0.75%	6.8%
12/31/2022	1.25	134	167	1.25%	-7.7%	12/31/2022	1.27	0	0	1.00%	-7.4%	12/31/2022	1.28	0	0	0.75%	-7.2%
12/31/2021	1.36	128	174	1.25%	15.9%	12/31/2021	1.37	0	0	1.00%	16.2%	12/31/2021	1.38	0	0	0.75%	16.5%
12/31/2020	1.17	124	145	1.25%	3.6%	12/31/2020	1.18	0	0	1.00%	3.8%	12/31/2020	1.18	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	10.3%	12/31/2024	$1.55	0	$0	0.25%	10.5%	12/31/2024	$1.57	0	$0	0.00%	10.8%
12/31/2023	1.38	0	0	0.50%	7.0%	12/31/2023	1.40	0	0	0.25%	7.3%	12/31/2023	1.42	0	0	0.00%	7.6%
12/31/2022	1.29	0	0	0.50%	-7.0%	12/31/2022	1.31	0	0	0.25%	-6.7%	12/31/2022	1.32	0	0	0.00%	-6.5%
12/31/2021	1.39	0	0	0.50%	16.8%	12/31/2021	1.40	0	0	0.25%	17.1%	12/31/2021	1.41	0	0	0.00%	17.4%
12/31/2020	1.19	0	0	0.50%	4.4%	12/31/2020	1.20	0	0	0.25%	4.6%	12/31/2020	1.20	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.6%
2022	3.0%
2021	2.8%
2020	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R6 Class - 06-3M7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,180,339	$1,091,396	48,445
Receivables: investments sold	3,190
Payables: investments purchased	-
Net assets	$1,183,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,183,529	795,417	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$1,183,529	795,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,825
Mortality & expense charges			(15,582)
Net investment income (loss)			37,243

Gain (loss) on investments:
Net realized gain (loss)			30,778
Realized gain distributions			25,773
Net change in unrealized appreciation (depreciation)			19,875
Net gain (loss)			76,426

Increase (decrease) in net assets from operations			$113,669

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,243	$34,746
Net realized gain (loss)		30,778	10,483
Realized gain distributions		25,773	-
Net change in unrealized appreciation (depreciation)		19,875	35,720

Increase (decrease) in net assets from operations		113,669	80,949

Contract owner transactions:
Proceeds from units sold		132,195	174,358
Cost of units redeemed		(343,982)	(240,169)
Account charges		(263)	(371)
Increase (decrease)		(212,050)	(66,182)
Net increase (decrease)		(98,381)	14,767
Net assets, beginning		1,281,910	1,267,143
Net assets, ending		$1,183,529	$1,281,910

Units sold		92,377	136,120
Units redeemed		(243,217)	(186,836)
Net increase (decrease)		(150,840)	(50,716)
Units outstanding, beginning		946,257	996,973
Units outstanding, ending		795,417	946,257

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,191,242
Cost of units redeemed/account charges			(2,310,286)
Net investment income (loss)			88,542
Net realized gain (loss)			46,890
Realized gain distributions			78,198
Net change in unrealized appreciation (depreciation)			88,943
Net assets			$1,183,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	795	$1,184	1.25%	9.8%	12/31/2024	$1.51	0	$0	1.00%	10.1%	12/31/2024	$1.53	0	$0	0.75%	10.4%
12/31/2023	1.35	946	1,282	1.25%	6.6%	12/31/2023	1.37	0	0	1.00%	6.9%	12/31/2023	1.39	0	0	0.75%	7.1%
12/31/2022	1.27	997	1,267	1.25%	-7.3%	12/31/2022	1.28	0	0	1.00%	-7.1%	12/31/2022	1.30	0	0	0.75%	-6.9%
12/31/2021	1.37	41	57	1.25%	16.3%	12/31/2021	1.38	0	0	1.00%	16.6%	12/31/2021	1.39	0	0	0.75%	16.8%
12/31/2020	1.18	24	28	1.25%	4.0%	12/31/2020	1.19	0	0	1.00%	4.3%	12/31/2020	1.19	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	10.7%	12/31/2024	$1.58	0	$0	0.25%	10.9%	12/31/2024	$1.61	0	$0	0.00%	11.2%
12/31/2023	1.41	0	0	0.50%	7.4%	12/31/2023	1.43	0	0	0.25%	7.7%	12/31/2023	1.45	0	0	0.00%	7.9%
12/31/2022	1.31	0	0	0.50%	-6.6%	12/31/2022	1.33	0	0	0.25%	-6.4%	12/31/2022	1.34	0	0	0.00%	-6.2%
12/31/2021	1.40	0	0	0.50%	17.1%	12/31/2021	1.42	0	0	0.25%	17.4%	12/31/2021	1.43	0	0	0.00%	17.7%
12/31/2020	1.20	0	0	0.50%	4.8%	12/31/2020	1.21	0	0	0.25%	5.0%	12/31/2020	1.21	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.9%
2022	2.9%
2021	3.8%
2020	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The New Economy Fund R6 Class - 06-3KY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,269	$120,699	2,013
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$124,272

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,272	66,691	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$124,272	66,691

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$163
Mortality & expense charges			(1,066)
Net investment income (loss)			(903)

Gain (loss) on investments:
Net realized gain (loss)			3,097
Realized gain distributions			10,838
Net change in unrealized appreciation (depreciation)			2,405
Net gain (loss)			16,340

Increase (decrease) in net assets from operations			$15,437

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(903)	$(320)
Net realized gain (loss)		3,097	(102)
Realized gain distributions		10,838	2,065
Net change in unrealized appreciation (depreciation)		2,405	10,730

Increase (decrease) in net assets from operations		15,437	12,373

Contract owner transactions:
Proceeds from units sold		66,970	7,633
Cost of units redeemed		(19,452)	(643)
Account charges		(46)	-
Increase (decrease)		47,472	6,990
Net increase (decrease)		62,909	19,363
Net assets, beginning		61,363	42,000
Net assets, ending		$124,272	$61,363

Units sold		37,447	5,516
Units redeemed		(11,109)	(491)
Net increase (decrease)		26,338	5,025
Units outstanding, beginning		40,353	35,328
Units outstanding, ending		66,691	40,353

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$263,005
Cost of units redeemed/account charges			(168,547)
Net investment income (loss)			(5,984)
Net realized gain (loss)			(4,867)
Realized gain distributions			37,095
Net change in unrealized appreciation (depreciation)			3,570
Net assets			$124,272

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	67	$124	1.25%	22.5%	12/31/2024	$1.89	0	$0	1.00%	22.8%	12/31/2024	$1.92	0	$0	0.75%	23.2%
12/31/2023	1.52	40	61	1.25%	27.9%	12/31/2023	1.54	0	0	1.00%	28.2%	12/31/2023	1.56	0	0	0.75%	28.6%
12/31/2022	1.19	35	42	1.25%	-30.3%	12/31/2022	1.20	0	0	1.00%	-30.1%	12/31/2022	1.21	0	0	0.75%	-29.9%
12/31/2021	1.71	133	227	1.25%	10.9%	12/31/2021	1.72	0	0	1.00%	11.2%	12/31/2021	1.73	0	0	0.75%	11.4%
12/31/2020	1.54	121	186	1.25%	32.3%	12/31/2020	1.55	0	0	1.00%	32.6%	12/31/2020	1.56	0	0	0.75%	32.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	23.5%	12/31/2024	$1.98	0	$0	0.25%	23.8%	12/31/2024	$2.01	0	$0	0.00%	24.1%
12/31/2023	1.58	0	0	0.50%	28.9%	12/31/2023	1.60	0	0	0.25%	29.2%	12/31/2023	1.62	0	0	0.00%	29.5%
12/31/2022	1.23	0	0	0.50%	-29.8%	12/31/2022	1.24	0	0	0.25%	-29.6%	12/31/2022	1.25	0	0	0.00%	-29.4%
12/31/2021	1.75	0	0	0.50%	11.7%	12/31/2021	1.76	0	0	0.25%	12.0%	12/31/2021	1.78	0	0	0.00%	12.3%
12/31/2020	1.56	0	0	0.50%	33.3%	12/31/2020	1.57	0	0	0.25%	33.6%	12/31/2020	1.58	0	0	0.00%	33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.6%
2022	0.1%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds U.S. Government Securities Fund R6 Class - 06-3TK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,228	$572,216	46,750
Receivables: investments sold	-
Payables: investments purchased	(911)
Net assets	$549,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$549,317	549,485	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$549,317	549,485

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,790
Mortality & expense charges			(5,778)
Net investment income (loss)			15,012

Gain (loss) on investments:
Net realized gain (loss)			(5,420)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,856)
Net gain (loss)			(17,276)

Increase (decrease) in net assets from operations			$(2,264)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,012	$10,705
Net realized gain (loss)		(5,420)	(1,583)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,856)	67

Increase (decrease) in net assets from operations		(2,264)	9,189

Contract owner transactions:
Proceeds from units sold		187,905	190,360
Cost of units redeemed		(105,308)	(17,475)
Account charges		(766)	(583)
Increase (decrease)		81,831	172,302
Net increase (decrease)		79,567	181,491
Net assets, beginning		469,750	288,259
Net assets, ending		$549,317	$469,750

Units sold		187,421	201,057
Units redeemed		(106,749)	(25,454)
Net increase (decrease)		80,672	175,603
Units outstanding, beginning		468,813	293,210
Units outstanding, ending		549,485	468,813

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$717,910
Cost of units redeemed/account charges			(164,221)
Net investment income (loss)			27,977
Net realized gain (loss)			(10,361)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(21,988)
Net assets			$549,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	549	$549	1.25%	-0.2%	12/31/2024	$1.01	0	$0	1.00%	0.0%	12/31/2024	$1.03	0	$0	0.75%	0.3%
12/31/2023	1.00	469	470	1.25%	1.9%	12/31/2023	1.01	0	0	1.00%	2.2%	12/31/2023	1.03	0	0	0.75%	2.4%
12/31/2022	0.98	293	288	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.3%
12/31/2021	1.11	121	135	1.25%	-1.7%	12/31/2021	1.12	0	0	1.00%	-1.5%	12/31/2021	1.13	0	0	0.75%	-1.2%
12/31/2020	1.13	0	0	1.25%	8.5%	12/31/2020	1.14	0	0	1.00%	8.8%	12/31/2020	1.14	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	0.5%	12/31/2024	$1.06	0	$0	0.25%	0.8%	12/31/2024	$1.08	0	$0	0.00%	1.0%
12/31/2023	1.04	0	0	0.50%	2.7%	12/31/2023	1.05	0	0	0.25%	2.9%	12/31/2023	1.07	0	0	0.00%	3.2%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.03	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-1.0%	12/31/2021	1.15	0	0	0.25%	-0.7%	12/31/2021	1.16	0	0	0.00%	-0.5%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.6%	12/31/2020	1.16	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	4.1%
2022	1.8%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R4 Class - 06-207

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,640,611	$2,900,583	86,044
Receivables: investments sold	-
Payables: investments purchased	(12,094)
Net assets	$3,628,517

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,628,517	842,168	$4.31
Band 100	-	-	4.51
Band 75	-	-	4.72
Band 50	-	-	4.94
Band 25	-	-	5.17
Band 0	-	-	5.41
Total	$3,628,517	842,168

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,505
Mortality & expense charges			(42,513)
Net investment income (loss)			(30,008)

Gain (loss) on investments:
Net realized gain (loss)			76,755
Realized gain distributions			270,256
Net change in unrealized appreciation (depreciation)			275,308
Net gain (loss)			622,319

Increase (decrease) in net assets from operations			$592,311

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,008)	$(17,977)
Net realized gain (loss)		76,755	54,540
Realized gain distributions		270,256	77,387
Net change in unrealized appreciation (depreciation)		275,308	594,464

Increase (decrease) in net assets from operations		592,311	708,414

Contract owner transactions:
Proceeds from units sold		488,029	261,174
Cost of units redeemed		(370,077)	(568,014)
Account charges		(3,896)	(3,840)
Increase (decrease)		114,056	(310,680)
Net increase (decrease)		706,367	397,734
Net assets, beginning		2,922,150	2,524,416
Net assets, ending		$3,628,517	$2,922,150

Units sold		124,528	87,659
Units redeemed		(93,571)	(182,678)
Net increase (decrease)		30,957	(95,019)
Units outstanding, beginning		811,211	906,230
Units outstanding, ending		842,168	811,211

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,625,809
Cost of units redeemed/account charges			(53,180,689)
Net investment income (loss)			(860,587)
Net realized gain (loss)			6,978,585
Realized gain distributions			7,325,371
Net change in unrealized appreciation (depreciation)			740,028
Net assets			$3,628,517

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.31	842	$3,629	1.25%	19.6%	12/31/2024	$4.51	0	$0	1.00%	19.9%	12/31/2024	$4.72	0	$0	0.75%	20.2%
12/31/2023	3.60	811	2,922	1.25%	29.3%	12/31/2023	3.76	0	0	1.00%	29.6%	12/31/2023	3.93	0	0	0.75%	30.0%
12/31/2022	2.79	906	2,524	1.25%	-29.7%	12/31/2022	2.90	0	0	1.00%	-29.5%	12/31/2022	3.02	0	0	0.75%	-29.3%
12/31/2021	3.96	1,010	4,002	1.25%	22.1%	12/31/2021	4.11	0	0	1.00%	22.4%	12/31/2021	4.27	0	0	0.75%	22.7%
12/31/2020	3.24	1,251	4,058	1.25%	19.9%	12/31/2020	3.36	0	0	1.00%	20.2%	12/31/2020	3.48	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.94	0	$0	0.50%	20.5%	12/31/2024	$5.17	0	$0	0.25%	20.8%	12/31/2024	$5.41	0	$0	0.00%	21.1%
12/31/2023	4.10	0	0	0.50%	30.3%	12/31/2023	4.28	0	0	0.25%	30.6%	12/31/2023	4.47	0	0	0.00%	30.9%
12/31/2022	3.15	0	0	0.50%	-29.1%	12/31/2022	3.28	0	0	0.25%	-29.0%	12/31/2022	3.41	0	0	0.00%	-28.8%
12/31/2021	4.44	0	0	0.50%	23.0%	12/31/2021	4.61	0	0	0.25%	23.3%	12/31/2021	4.79	0	0	0.00%	23.6%
12/31/2020	3.61	0	0	0.50%	20.8%	12/31/2020	3.74	0	0	0.25%	21.1%	12/31/2020	3.87	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.6%
2022	0.0%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R3 Class - 06-182

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,428,980	$1,167,553	35,380
Receivables: investments sold	-
Payables: investments purchased	(298)
Net assets	$1,428,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,067,375	251,343	$4.25
Band 100	361,307	81,131	4.45
Band 75	-	-	4.67
Band 50	-	-	4.90
Band 25	-	-	5.13
Band 0	-	-	5.38
Total	$1,428,682	332,474

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,858
Mortality & expense charges			(17,353)
Net investment income (loss)			(15,495)

Gain (loss) on investments:
Net realized gain (loss)			70,395
Realized gain distributions			115,287
Net change in unrealized appreciation (depreciation)			86,598
Net gain (loss)			272,280

Increase (decrease) in net assets from operations			$256,785

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,495)	$(14,242)
Net realized gain (loss)		70,395	4,417
Realized gain distributions		115,287	38,332
Net change in unrealized appreciation (depreciation)		86,598	321,472

Increase (decrease) in net assets from operations		256,785	349,979

Contract owner transactions:
Proceeds from units sold		115,295	149,289
Cost of units redeemed		(339,492)	(534,215)
Account charges		(565)	(603)
Increase (decrease)		(224,762)	(385,529)
Net increase (decrease)		32,023	(35,550)
Net assets, beginning		1,396,659	1,432,209
Net assets, ending		$1,428,682	$1,396,659

Units sold		29,271	48,515
Units redeemed		(84,396)	(173,968)
Net increase (decrease)		(55,125)	(125,453)
Units outstanding, beginning		387,599	513,052
Units outstanding, ending		332,474	387,599

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,909,559
Cost of units redeemed/account charges			(14,258,355)
Net investment income (loss)			(342,553)
Net realized gain (loss)			1,637,971
Realized gain distributions			2,220,633
Net change in unrealized appreciation (depreciation)			261,427
Net assets			$1,428,682

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.25	251	$1,067	1.25%	19.2%	12/31/2024	$4.45	81	$361	1.00%	19.5%	12/31/2024	$4.67	0	$0	0.75%	19.8%
12/31/2023	3.56	290	1,032	1.25%	29.0%	12/31/2023	3.73	98	364	1.00%	29.3%	12/31/2023	3.90	0	0	0.75%	29.6%
12/31/2022	2.76	385	1,065	1.25%	-29.9%	12/31/2022	2.88	128	368	1.00%	-29.7%	12/31/2022	3.01	0	0	0.75%	-29.5%
12/31/2021	3.94	426	1,680	1.25%	21.7%	12/31/2021	4.10	141	576	1.00%	22.0%	12/31/2021	4.27	0	0	0.75%	22.3%
12/31/2020	3.24	620	2,008	1.25%	19.5%	12/31/2020	3.36	150	505	1.00%	19.8%	12/31/2020	3.49	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.90	0	$0	0.50%	20.1%	12/31/2024	$5.13	0	$0	0.25%	20.4%	12/31/2024	$5.38	0	$0	0.00%	20.7%
12/31/2023	4.08	0	0	0.50%	29.9%	12/31/2023	4.26	0	0	0.25%	30.3%	12/31/2023	4.46	0	0	0.00%	30.6%
12/31/2022	3.14	0	0	0.50%	-29.4%	12/31/2022	3.27	0	0	0.25%	-29.2%	12/31/2022	3.42	0	0	0.00%	-29.0%
12/31/2021	4.44	0	0	0.50%	22.6%	12/31/2021	4.62	0	0	0.25%	22.9%	12/31/2021	4.81	0	0	0.00%	23.3%
12/31/2020	3.62	0	0	0.50%	20.4%	12/31/2020	3.76	0	0	0.25%	20.7%	12/31/2020	3.90	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Vntg R6 Retirement Class - 06-6RJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	1.25%	0.1%	12/31/2024	$1.15	0	$0	1.00%	0.3%	12/31/2024	$1.16	0	$0	0.75%	0.6%
12/31/2023	1.15	0	0	1.25%	14.9%	12/31/2023	1.15	0	0	1.00%	15.0%	12/31/2023	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	0.9%	12/31/2024	$1.16	0	$0	0.25%	1.1%	12/31/2024	$1.17	0	$0	0.00%	1.4%
12/31/2023	1.15	0	0	0.50%	15.1%	12/31/2023	1.15	0	0	0.25%	15.1%	12/31/2023	1.15	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R3 Class - 06-6YC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		47	-
Cost of units redeemed		(47)	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		45	-
Units redeemed		(45)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47
Cost of units redeemed/account charges			(47)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	2.0%	12/31/2024	$1.02	0	$0	1.00%	2.1%	12/31/2024	$1.02	0	$0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	2.2%	12/31/2024	$1.02	0	$0	0.25%	2.3%	12/31/2024	$1.02	0	$0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R4 Class - 06-6YF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334	$342	30
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334	327	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$334	327

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1
Mortality & expense charges			-
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8)
Net gain (loss)			(8)

Increase (decrease) in net assets from operations			$(7)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8)	-

Increase (decrease) in net assets from operations		(7)	-

Contract owner transactions:
Proceeds from units sold		467	-
Cost of units redeemed		(86)	-
Account charges		(40)	-
Increase (decrease)		341	-
Net increase (decrease)		334	-
Net assets, beginning		-	-
Net assets, ending		$334	$-

Units sold		449	-
Units redeemed		(122)	-
Net increase (decrease)		327	-
Units outstanding, beginning		-	-
Units outstanding, ending		327	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$467
Cost of units redeemed/account charges			(126)
Net investment income (loss)			1
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8)
Net assets			$334

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	2.1%	12/31/2024	$1.02	0	$0	1.00%	2.1%	12/31/2024	$1.02	0	$0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	2.3%	12/31/2024	$1.02	0	$0	0.25%	2.4%	12/31/2024	$1.03	0	$0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,202	$49,225	4,609
Receivables: investments sold	1,998
Payables: investments purchased	-
Net assets	$50,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,562	48,475	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	638	621	1.03
Total	$50,200	49,096

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$335
Mortality & expense charges			(40)
Net investment income (loss)			295

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(1,023)
Net gain (loss)			(1,017)

Increase (decrease) in net assets from operations			$(722)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$295	$-
Net realized gain (loss)		-	-
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		(1,023)	-

Increase (decrease) in net assets from operations		(722)	-

Contract owner transactions:
Proceeds from units sold		54,997	-
Cost of units redeemed		(3,863)	-
Account charges		(212)	-
Increase (decrease)		50,922	-
Net increase (decrease)		50,200	-
Net assets, beginning		-	-
Net assets, ending		$50,200	$-

Units sold		53,049	-
Units redeemed		(3,953)	-
Net increase (decrease)		49,096	-
Units outstanding, beginning		-	-
Units outstanding, ending		49,096	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$54,997
Cost of units redeemed/account charges			(4,075)
Net investment income (loss)			295
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(1,023)
Net assets			$50,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	48	$50	1.25%	2.2%	12/31/2024	$1.02	0	$0	1.00%	2.3%	12/31/2024	$1.02	0	$0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	2.5%	12/31/2024	$1.03	0	$0	0.25%	2.6%	12/31/2024	$1.03	1	$1	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Small Cap Multi-Style Fund N Class - 06-CCF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,966	$27,587	1,464
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$24,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,934	13,366	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$24,934	13,366

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$318
Mortality & expense charges			(50)
Net investment income (loss)			268

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			2,668
Net change in unrealized appreciation (depreciation)			(2,621)
Net gain (loss)			48

Increase (decrease) in net assets from operations			$316

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$268	$(1)
Net realized gain (loss)		1	4
Realized gain distributions		2,668	-
Net change in unrealized appreciation (depreciation)		(2,621)	1

Increase (decrease) in net assets from operations		316	4

Contract owner transactions:
Proceeds from units sold		24,649	74
Cost of units redeemed		-	(152)
Account charges		(31)	-
Increase (decrease)		24,618	(78)
Net increase (decrease)		24,934	(74)
Net assets, beginning		-	74
Net assets, ending		$24,934	$-

Units sold		13,382	51
Units redeemed		(16)	(104)
Net increase (decrease)		13,366	(53)
Units outstanding, beginning		-	53
Units outstanding, ending		13,366	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,798
Cost of units redeemed/account charges			(183)
Net investment income (loss)			267
Net realized gain (loss)			5
Realized gain distributions			2,668
Net change in unrealized appreciation (depreciation)			(2,621)
Net assets			$24,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	13	$25	1.25%	9.5%	12/31/2024	$1.91	0	$0	1.00%	9.8%	12/31/2024	$1.96	0	$0	0.75%	10.1%
12/31/2023	1.70	0	0	1.25%	22.1%	12/31/2023	1.74	0	0	1.00%	22.4%	12/31/2023	1.78	0	0	0.75%	22.8%
12/31/2022	1.39	0	0	1.25%	-19.5%	12/31/2022	1.42	0	0	1.00%	-19.3%	12/31/2022	1.45	0	0	0.75%	-19.1%
12/31/2021	1.73	0	0	1.25%	24.6%	12/31/2021	1.76	0	0	1.00%	24.9%	12/31/2021	1.79	0	0	0.75%	25.2%
12/31/2020	1.39	0	0	1.25%	16.3%	12/31/2020	1.41	0	0	1.00%	16.6%	12/31/2020	1.43	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	10.4%	12/31/2024	$2.05	0	$0	0.25%	10.7%	12/31/2024	$2.10	0	$0	0.00%	10.9%
12/31/2023	1.82	0	0	0.50%	23.1%	12/31/2023	1.86	0	0	0.25%	23.4%	12/31/2023	1.90	0	0	0.00%	23.7%
12/31/2022	1.48	0	0	0.50%	-18.9%	12/31/2022	1.50	0	0	0.25%	-18.7%	12/31/2022	1.53	0	0	0.00%	-18.5%
12/31/2021	1.82	0	0	0.50%	25.5%	12/31/2021	1.85	0	0	0.25%	25.9%	12/31/2021	1.88	0	0	0.00%	26.2%
12/31/2020	1.45	0	0	0.50%	17.2%	12/31/2020	1.47	0	0	0.25%	17.5%	12/31/2020	1.49	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR TM Emerging Multi-Style N Class - 06-4TF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.85
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,807
Cost of units redeemed/account charges			(2,719)
Net investment income (loss)			(13)
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.85	0	$0	1.25%	10.3%	12/31/2024	$0.86	0	$0	1.00%	10.6%	12/31/2024	$0.87	0	$0	0.75%	10.9%
12/31/2023	0.77	0	0	1.25%	10.8%	12/31/2023	0.78	0	0	1.00%	11.1%	12/31/2023	0.78	0	0	0.75%	11.4%
12/31/2022	0.69	0	0	1.25%	-22.4%	12/31/2022	0.70	0	0	1.00%	-22.2%	12/31/2022	0.70	0	0	0.75%	-22.0%
12/31/2021	0.90	0	0	1.25%	-10.4%	12/31/2021	0.90	0	0	1.00%	-10.2%	12/31/2021	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	0	$0	0.50%	11.1%	12/31/2024	$0.88	0	$0	0.25%	11.4%	12/31/2024	$0.89	0	$0	0.00%	11.7%
12/31/2023	0.79	0	0	0.50%	11.6%	12/31/2023	0.79	0	0	0.25%	11.9%	12/31/2023	0.80	0	0	0.00%	12.2%
12/31/2022	0.70	0	0	0.50%	-21.8%	12/31/2022	0.71	0	0	0.25%	-21.6%	12/31/2022	0.71	0	0	0.00%	-21.4%
12/31/2021	0.90	0	0	0.50%	-9.8%	12/31/2021	0.90	0	0	0.25%	-9.7%	12/31/2021	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	3.3%	12/31/2024	$1.30	0	$0	1.00%	3.6%	12/31/2024	$1.33	0	$0	0.75%	3.8%
12/31/2023	1.23	0	0	1.25%	17.7%	12/31/2023	1.26	0	0	1.00%	18.0%	12/31/2023	1.28	0	0	0.75%	18.3%
12/31/2022	1.05	0	0	1.25%	-13.5%	12/31/2022	1.07	0	0	1.00%	-13.3%	12/31/2022	1.09	0	0	0.75%	-13.0%
12/31/2021	1.21	0	0	1.25%	10.6%	12/31/2021	1.23	0	0	1.00%	10.9%	12/31/2021	1.25	0	0	0.75%	11.1%
12/31/2020	1.09	0	0	1.25%	4.4%	12/31/2020	1.11	0	0	1.00%	4.7%	12/31/2020	1.12	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	4.1%	12/31/2024	$1.40	0	$0	0.25%	4.4%	12/31/2024	$1.43	0	$0	0.00%	4.6%
12/31/2023	1.31	0	0	0.50%	18.6%	12/31/2023	1.34	0	0	0.25%	18.9%	12/31/2023	1.37	0	0	0.00%	19.2%
12/31/2022	1.11	0	0	0.50%	-12.8%	12/31/2022	1.13	0	0	0.25%	-12.6%	12/31/2022	1.15	0	0	0.00%	-12.4%
12/31/2021	1.27	0	0	0.50%	11.4%	12/31/2021	1.29	0	0	0.25%	11.7%	12/31/2021	1.31	0	0	0.00%	12.0%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.16	0	0	0.25%	5.5%	12/31/2020	1.17	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Large Cap Multi-Style Fund N Class - 06-CCC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.35
Band 100	-	-	2.41
Band 75	-	-	2.47
Band 50	-	-	2.53
Band 25	-	-	2.59
Band 0	-	-	2.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(8)
Net realized gain (loss)		-	(1,013)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1,481

Increase (decrease) in net assets from operations		-	460

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(15,959)
Account charges		-	-
Increase (decrease)		-	(15,959)
Net increase (decrease)		-	(15,499)
Net assets, beginning		-	15,499
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(9,919)
Net increase (decrease)		-	(9,919)
Units outstanding, beginning		-	9,919
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$97,481
Cost of units redeemed/account charges			(130,543)
Net investment income (loss)			(1,106)
Net realized gain (loss)			21,607
Realized gain distributions			12,561
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.35	0	$0	1.25%	21.0%	12/31/2024	$2.41	0	$0	1.00%	21.3%	12/31/2024	$2.47	0	$0	0.75%	21.6%
12/31/2023	1.94	0	0	1.25%	24.3%	12/31/2023	1.98	0	0	1.00%	24.6%	12/31/2023	2.03	0	0	0.75%	24.9%
12/31/2022	1.56	10	15	1.25%	-16.9%	12/31/2022	1.59	0	0	1.00%	-16.7%	12/31/2022	1.62	0	0	0.75%	-16.5%
12/31/2021	1.88	23	44	1.25%	25.2%	12/31/2021	1.91	0	0	1.00%	25.5%	12/31/2021	1.94	0	0	0.75%	25.8%
12/31/2020	1.50	27	40	1.25%	13.2%	12/31/2020	1.52	0	0	1.00%	13.5%	12/31/2020	1.54	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.53	0	$0	0.50%	22.0%	12/31/2024	$2.59	0	$0	0.25%	22.3%	12/31/2024	$2.65	0	$0	0.00%	22.6%
12/31/2023	2.07	0	0	0.50%	25.3%	12/31/2023	2.12	0	0	0.25%	25.6%	12/31/2023	2.16	0	0	0.00%	25.9%
12/31/2022	1.65	0	0	0.50%	-16.3%	12/31/2022	1.69	0	0	0.25%	-16.1%	12/31/2022	1.72	0	0	0.00%	-15.8%
12/31/2021	1.98	0	0	0.50%	26.1%	12/31/2021	2.01	0	0	0.25%	26.4%	12/31/2021	2.04	0	0	0.00%	26.7%
12/31/2020	1.57	0	0	0.50%	14.0%	12/31/2020	1.59	0	0	0.25%	14.3%	12/31/2020	1.61	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.6%
2021	0.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel International Fund Investor Class - 06-CKV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.30
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$159,076
Cost of units redeemed/account charges			(153,407)
Net investment income (loss)			250
Net realized gain (loss)			(6,240)
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	1.25%	4.0%	12/31/2024	$1.25	0	$0	1.00%	4.3%	12/31/2024	$1.27	0	$0	0.75%	4.6%
12/31/2023	1.17	0	0	1.25%	8.7%	12/31/2023	1.20	0	0	1.00%	8.9%	12/31/2023	1.22	0	0	0.75%	9.2%
12/31/2022	1.08	0	0	1.25%	-12.4%	12/31/2022	1.10	0	0	1.00%	-12.2%	12/31/2022	1.12	0	0	0.75%	-12.0%
12/31/2021	1.23	0	0	1.25%	3.0%	12/31/2021	1.25	0	0	1.00%	3.2%	12/31/2021	1.27	0	0	0.75%	3.5%
12/31/2020	1.20	0	0	1.25%	5.5%	12/31/2020	1.21	0	0	1.00%	5.8%	12/31/2020	1.23	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	4.8%	12/31/2024	$1.33	0	$0	0.25%	5.1%	12/31/2024	$1.36	0	$0	0.00%	5.4%
12/31/2023	1.24	0	0	0.50%	9.5%	12/31/2023	1.27	0	0	0.25%	9.7%	12/31/2023	1.29	0	0	0.00%	10.0%
12/31/2022	1.13	0	0	0.50%	-11.8%	12/31/2022	1.15	0	0	0.25%	-11.5%	12/31/2022	1.17	0	0	0.00%	-11.3%
12/31/2021	1.29	0	0	0.50%	3.7%	12/31/2021	1.30	0	0	0.25%	4.0%	12/31/2021	1.32	0	0	0.00%	4.3%
12/31/2020	1.24	0	0	0.50%	6.3%	12/31/2020	1.25	0	0	0.25%	6.6%	12/31/2020	1.27	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Appreciation Fund Investor Class - 06-335

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,886	$177,828	4,126
Receivables: investments sold	1,861
Payables: investments purchased	-
Net assets	$161,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,747	42,250	$3.83
Band 100	-	-	4.04
Band 75	-	-	4.26
Band 50	-	-	4.49
Band 25	-	-	4.74
Band 0	-	-	5.08
Total	$161,747	42,250

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$651
Mortality & expense charges			(1,924)
Net investment income (loss)			(1,273)

Gain (loss) on investments:
Net realized gain (loss)			(98)
Realized gain distributions			8,492
Net change in unrealized appreciation (depreciation)			699
Net gain (loss)			9,093

Increase (decrease) in net assets from operations			$7,820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,273)	$(478)
Net realized gain (loss)		(98)	(1,016)
Realized gain distributions		8,492	7,373
Net change in unrealized appreciation (depreciation)		699	6,291

Increase (decrease) in net assets from operations		7,820	12,170

Contract owner transactions:
Proceeds from units sold		11,494	10,856
Cost of units redeemed		(3,476)	(3,173)
Account charges		(10)	(18)
Increase (decrease)		8,008	7,665
Net increase (decrease)		15,828	19,835
Net assets, beginning		145,919	126,084
Net assets, ending		$161,747	$145,919

Units sold		3,077	3,182
Units redeemed		(839)	(940)
Net increase (decrease)		2,238	2,242
Units outstanding, beginning		40,012	37,770
Units outstanding, ending		42,250	40,012

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,834,356
Cost of units redeemed/account charges			(7,729,004)
Net investment income (loss)			(127,695)
Net realized gain (loss)			9,593
Realized gain distributions			1,192,439
Net change in unrealized appreciation (depreciation)			(17,942)
Net assets			$161,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.83	42	$162	1.25%	5.0%	12/31/2024	$4.04	0	$0	1.00%	5.2%	12/31/2024	$4.26	0	$0	0.75%	5.5%
12/31/2023	3.65	40	146	1.25%	9.2%	12/31/2023	3.84	0	0	1.00%	9.5%	12/31/2023	4.04	0	0	0.75%	9.8%
12/31/2022	3.34	38	126	1.25%	-13.5%	12/31/2022	3.50	0	0	1.00%	-13.3%	12/31/2022	3.68	0	0	0.75%	-13.1%
12/31/2021	3.86	46	176	1.25%	24.3%	12/31/2021	4.04	0	0	1.00%	24.6%	12/31/2021	4.23	0	0	0.75%	24.9%
12/31/2020	3.11	46	144	1.25%	6.0%	12/31/2020	3.24	0	0	1.00%	6.3%	12/31/2020	3.39	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.49	0	$0	0.50%	5.8%	12/31/2024	$4.74	0	$0	0.25%	6.0%	12/31/2024	$5.08	0	$0	0.00%	6.3%
12/31/2023	4.24	0	0	0.50%	10.1%	12/31/2023	4.47	0	0	0.25%	10.3%	12/31/2023	4.78	0	0	0.00%	10.6%
12/31/2022	3.86	0	0	0.50%	-12.9%	12/31/2022	4.05	0	0	0.25%	-12.6%	12/31/2022	4.32	0	0	0.00%	-12.4%
12/31/2021	4.43	0	0	0.50%	25.2%	12/31/2021	4.63	0	0	0.25%	25.5%	12/31/2021	4.93	0	0	0.00%	25.9%
12/31/2020	3.53	0	0	0.50%	6.8%	12/31/2020	3.69	0	0	0.25%	7.1%	12/31/2020	3.92	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.9%
2022	0.6%
2021	0.5%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Fund Investor Class - 06-330

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,101	$109,062	1,651
Receivables: investments sold	353
Payables: investments purchased	-
Net assets	$119,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,454	28,515	$4.19
Band 100	-	-	4.42
Band 75	-	-	4.66
Band 50	-	-	4.91
Band 25	-	-	5.18
Band 0	-	-	5.56
Total	$119,454	28,515

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$136
Mortality & expense charges			(1,373)
Net investment income (loss)			(1,237)

Gain (loss) on investments:
Net realized gain (loss)			127
Realized gain distributions			6,051
Net change in unrealized appreciation (depreciation)			5,865
Net gain (loss)			12,043

Increase (decrease) in net assets from operations			$10,806

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,237)	$(674)
Net realized gain (loss)		127	62
Realized gain distributions		6,051	4,286
Net change in unrealized appreciation (depreciation)		5,865	8,314

Increase (decrease) in net assets from operations		10,806	11,988

Contract owner transactions:
Proceeds from units sold		11,320	14,577
Cost of units redeemed		(612)	(6,900)
Account charges		(23)	(30)
Increase (decrease)		10,685	7,647
Net increase (decrease)		21,491	19,635
Net assets, beginning		97,963	78,328
Net assets, ending		$119,454	$97,963

Units sold		2,849	4,175
Units redeemed		(150)	(1,968)
Net increase (decrease)		2,699	2,207
Units outstanding, beginning		25,816	23,609
Units outstanding, ending		28,515	25,816

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,695,166
Cost of units redeemed/account charges			(6,577,073)
Net investment income (loss)			(141,180)
Net realized gain (loss)			288,659
Realized gain distributions			843,843
Net change in unrealized appreciation (depreciation)			10,039
Net assets			$119,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.19	29	$119	1.25%	10.4%	12/31/2024	$4.42	0	$0	1.00%	10.7%	12/31/2024	$4.66	0	$0	0.75%	11.0%
12/31/2023	3.79	26	98	1.25%	14.4%	12/31/2023	3.99	0	0	1.00%	14.7%	12/31/2023	4.20	0	0	0.75%	14.9%
12/31/2022	3.32	24	78	1.25%	-19.8%	12/31/2022	3.48	0	0	1.00%	-19.6%	12/31/2022	3.65	0	0	0.75%	-19.4%
12/31/2021	4.14	20	82	1.25%	28.7%	12/31/2021	4.33	0	0	1.00%	29.1%	12/31/2021	4.53	0	0	0.75%	29.4%
12/31/2020	3.21	18	57	1.25%	8.7%	12/31/2020	3.36	0	0	1.00%	8.9%	12/31/2020	3.50	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.91	0	$0	0.50%	11.2%	12/31/2024	$5.18	0	$0	0.25%	11.5%	12/31/2024	$5.56	0	$0	0.00%	11.8%
12/31/2023	4.42	0	0	0.50%	15.2%	12/31/2023	4.65	0	0	0.25%	15.5%	12/31/2023	4.97	0	0	0.00%	15.8%
12/31/2022	3.83	0	0	0.50%	-19.2%	12/31/2022	4.02	0	0	0.25%	-19.0%	12/31/2022	4.29	0	0	0.00%	-18.8%
12/31/2021	4.74	0	0	0.50%	29.7%	12/31/2021	4.97	0	0	0.25%	30.0%	12/31/2021	5.29	0	0	0.00%	30.4%
12/31/2020	3.66	0	0	0.50%	9.5%	12/31/2020	3.82	0	0	0.25%	9.7%	12/31/2020	4.05	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.5%
2022	0.4%
2021	0.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Auxier Focus Institutional Class - 06-4JY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	1.25%	10.1%	12/31/2024	$1.67	0	$0	1.00%	10.3%	12/31/2024	$1.69	0	$0	0.75%	10.6%
12/31/2023	1.50	0	0	1.25%	8.5%	12/31/2023	1.51	0	0	1.00%	8.8%	12/31/2023	1.53	0	0	0.75%	9.1%
12/31/2022	1.38	0	0	1.25%	-5.6%	12/31/2022	1.39	0	0	1.00%	-5.3%	12/31/2022	1.40	0	0	0.75%	-5.1%
12/31/2021	1.46	0	0	1.25%	17.0%	12/31/2021	1.47	0	0	1.00%	17.3%	12/31/2021	1.47	0	0	0.75%	17.6%
12/31/2020	1.25	0	0	1.25%	24.9%	12/31/2020	1.25	0	0	1.00%	25.1%	12/31/2020	1.25	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	10.9%	12/31/2024	$1.73	0	$0	0.25%	11.2%	12/31/2024	$1.75	0	$0	0.00%	11.5%
12/31/2023	1.54	0	0	0.50%	9.3%	12/31/2023	1.55	0	0	0.25%	9.6%	12/31/2023	1.57	0	0	0.00%	9.9%
12/31/2022	1.41	0	0	0.50%	-4.9%	12/31/2022	1.42	0	0	0.25%	-4.6%	12/31/2022	1.43	0	0	0.00%	-4.4%
12/31/2021	1.48	0	0	0.50%	17.9%	12/31/2021	1.49	0	0	0.25%	18.2%	12/31/2021	1.49	0	0	0.00%	18.5%
12/31/2020	1.26	0	0	0.50%	25.6%	12/31/2020	1.26	0	0	0.25%	25.8%	12/31/2020	1.26	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Core Plus Bond Inst Class - 06-4RC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,854,972	$1,849,602	187,653
Receivables: investments sold	23,439
Payables: investments purchased	-
Net assets	$1,878,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$938,838	1,040,763	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	939,573	990,216	0.95
Total	$1,878,411	2,030,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$66,680
Mortality & expense charges			(8,646)
Net investment income (loss)			58,034

Gain (loss) on investments:
Net realized gain (loss)			1,733
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,238)
Net gain (loss)			(24,505)

Increase (decrease) in net assets from operations			$33,529

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,034	$39,691
Net realized gain (loss)		1,733	(19,622)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,238)	56,583

Increase (decrease) in net assets from operations		33,529	76,652

Contract owner transactions:
Proceeds from units sold		714,094	2,191,363
Cost of units redeemed		(280,251)	(2,297,276)
Account charges		(1,331)	(1,549)
Increase (decrease)		432,512	(107,462)
Net increase (decrease)		466,041	(30,810)
Net assets, beginning		1,412,370	1,443,180
Net assets, ending		$1,878,411	$1,412,370

Units sold		911,133	6,761,000
Units redeemed		(428,624)	(6,922,651)
Net increase (decrease)		482,509	(161,651)
Units outstanding, beginning		1,548,470	1,710,121
Units outstanding, ending		2,030,979	1,548,470

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,395,223
Cost of units redeemed/account charges			(2,606,556)
Net investment income (loss)			103,151
Net realized gain (loss)			(18,863)
Realized gain distributions			86
Net change in unrealized appreciation (depreciation)			5,370
Net assets			$1,878,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	1,041	$939	1.25%	1.3%	12/31/2024	$0.91	0	$0	1.00%	1.5%	12/31/2024	$0.92	0	$0	0.75%	1.8%
12/31/2023	0.89	596	531	1.25%	5.6%	12/31/2023	0.90	0	0	1.00%	5.8%	12/31/2023	0.90	0	0	0.75%	6.1%
12/31/2022	0.84	1,710	1,443	1.25%	-13.9%	12/31/2022	0.85	0	0	1.00%	-13.7%	12/31/2022	0.85	0	0	0.75%	-13.5%
12/31/2021	0.98	0	0	1.25%	-2.2%	12/31/2021	0.98	0	0	1.00%	-2.0%	12/31/2021	0.99	0	0	0.75%	-1.8%
12/31/2020	1.00	0	0	1.25%	0.3%	12/31/2020	1.00	0	0	1.00%	0.3%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	2.0%	12/31/2024	$0.94	0	$0	0.25%	2.3%	12/31/2024	$0.95	990	$940	0.00%	2.5%
12/31/2023	0.91	0	0	0.50%	6.4%	12/31/2023	0.92	0	0	0.25%	6.6%	12/31/2023	0.93	953	882	0.00%	6.9%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.86	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.0%
12/31/2020	1.00	0	0	0.50%	0.4%	12/31/2020	1.00	0	0	0.25%	0.4%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.8%
2022	1.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Aggregate Bond Inst Class - 06-4TP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$368,847	$370,107	38,641
Receivables: investments sold	4,043
Payables: investments purchased	-
Net assets	$372,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,890	407,159	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$372,890	407,159

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,594
Mortality & expense charges			(3,830)
Net investment income (loss)			8,764

Gain (loss) on investments:
Net realized gain (loss)			2,848
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,407)
Net gain (loss)			(1,559)

Increase (decrease) in net assets from operations			$7,205

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,764	$2,302
Net realized gain (loss)		2,848	(482)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,407)	5,722

Increase (decrease) in net assets from operations		7,205	7,542

Contract owner transactions:
Proceeds from units sold		323,249	86,970
Cost of units redeemed		(105,010)	(7,687)
Account charges		(205)	(249)
Increase (decrease)		218,034	79,034
Net increase (decrease)		225,239	86,576
Net assets, beginning		147,651	61,075
Net assets, ending		$372,890	$147,651

Units sold		362,968	100,805
Units redeemed		(117,965)	(9,150)
Net increase (decrease)		245,003	91,655
Units outstanding, beginning		162,156	70,501
Units outstanding, ending		407,159	162,156

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$473,408
Cost of units redeemed/account charges			(113,247)
Net investment income (loss)			11,633
Net realized gain (loss)			2,356
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,260)
Net assets			$372,890

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	407	$373	1.25%	0.6%	12/31/2024	$0.92	0	$0	1.00%	0.8%	12/31/2024	$0.93	0	$0	0.75%	1.1%
12/31/2023	0.91	162	148	1.25%	5.1%	12/31/2023	0.92	0	0	1.00%	5.4%	12/31/2023	0.92	0	0	0.75%	5.6%
12/31/2022	0.87	71	61	1.25%	-14.4%	12/31/2022	0.87	0	0	1.00%	-14.2%	12/31/2022	0.87	0	0	0.75%	-14.0%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	1.3%	12/31/2024	$0.95	0	$0	0.25%	1.6%	12/31/2024	$0.96	0	$0	0.00%	1.9%
12/31/2023	0.93	0	0	0.50%	5.9%	12/31/2023	0.94	0	0	0.25%	6.2%	12/31/2023	0.94	0	0	0.00%	6.4%
12/31/2022	0.88	0	0	0.50%	-13.8%	12/31/2022	0.88	0	0	0.25%	-13.6%	12/31/2022	0.89	0	0	0.00%	-13.4%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	2.0%	12/31/2021	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	3.3%
2022	3.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Inst Class - 06-4XC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,657	$20,373	2,185
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$20,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,678	20,322	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$20,678	20,322

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$823
Mortality & expense charges			(237)
Net investment income (loss)			586

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			74
Net gain (loss)			92

Increase (decrease) in net assets from operations			$678

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$586	$302
Net realized gain (loss)		18	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		74	210

Increase (decrease) in net assets from operations		678	511

Contract owner transactions:
Proceeds from units sold		3,623	17,598
Cost of units redeemed		(1,610)	1
Account charges		(78)	(45)
Increase (decrease)		1,935	17,554
Net increase (decrease)		2,613	18,065
Net assets, beginning		18,065	-
Net assets, ending		$20,678	$18,065

Units sold		3,629	18,455
Units redeemed		(1,715)	(47)
Net increase (decrease)		1,914	18,408
Units outstanding, beginning		18,408	-
Units outstanding, ending		20,322	18,408

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,221
Cost of units redeemed/account charges			(1,732)
Net investment income (loss)			888
Net realized gain (loss)			17
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			284
Net assets			$20,678

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	20	$21	1.25%	3.7%	12/31/2024	$1.03	0	$0	1.00%	3.9%	12/31/2024	$1.04	0	$0	0.75%	4.2%
12/31/2023	0.98	18	18	1.25%	4.3%	12/31/2023	0.99	0	0	1.00%	4.6%	12/31/2023	0.99	0	0	0.75%	4.9%
12/31/2022	0.94	0	0	1.25%	-4.8%	12/31/2022	0.94	0	0	1.00%	-4.6%	12/31/2022	0.95	0	0	0.75%	-4.4%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	4.5%	12/31/2024	$1.05	0	$0	0.25%	4.7%	12/31/2024	$1.06	0	$0	0.00%	5.0%
12/31/2023	1.00	0	0	0.50%	5.1%	12/31/2023	1.01	0	0	0.25%	5.4%	12/31/2023	1.01	0	0	0.00%	5.7%
12/31/2022	0.95	0	0	0.50%	-4.1%	12/31/2022	0.96	0	0	0.25%	-3.9%	12/31/2022	0.96	0	0	0.00%	-3.6%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Intermediate Bond Inst Class - 06-6N3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	2.2%	12/31/2024	$1.05	0	$0	1.00%	2.4%	12/31/2024	$1.05	0	$0	0.75%	2.7%
12/31/2023	1.02	0	0	1.25%	1.9%	12/31/2023	1.02	0	0	1.00%	2.1%	12/31/2023	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	2.9%	12/31/2024	$1.06	0	$0	0.25%	3.2%	12/31/2024	$1.06	0	$0	0.00%	3.4%
12/31/2023	1.02	0	0	0.50%	2.5%	12/31/2023	1.03	0	0	0.25%	2.7%	12/31/2023	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Ultra Short Bond Inst Class - 06-6RR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	4.3%	12/31/2024	$1.06	0	$0	1.00%	4.6%	12/31/2024	$1.06	0	$0	0.75%	4.9%
12/31/2023	1.01	0	0	1.25%	1.1%	12/31/2023	1.01	0	0	1.00%	1.1%	12/31/2023	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	5.1%	12/31/2024	$1.07	0	$0	0.25%	5.4%	12/31/2024	$1.07	0	$0	0.00%	5.6%
12/31/2023	1.01	0	0	0.50%	1.2%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund Institutional Class - 06-587

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,304,611	$3,545,090	175,601
Receivables: investments sold	26,551
Payables: investments purchased	-
Net assets	$3,331,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,331,162	1,102,238	$3.02
Band 100	-	-	3.12
Band 75	-	-	3.22
Band 50	-	-	3.32
Band 25	-	-	3.43
Band 0	-	-	3.54
Total	$3,331,162	1,102,238

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$77,965
Mortality & expense charges			(41,215)
Net investment income (loss)			36,750

Gain (loss) on investments:
Net realized gain (loss)			(14,497)
Realized gain distributions			270,465
Net change in unrealized appreciation (depreciation)			(37,208)
Net gain (loss)			218,760

Increase (decrease) in net assets from operations			$255,510

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,750	$25,195
Net realized gain (loss)		(14,497)	(44,430)
Realized gain distributions		270,465	133,059
Net change in unrealized appreciation (depreciation)		(37,208)	161,001

Increase (decrease) in net assets from operations		255,510	274,825

Contract owner transactions:
Proceeds from units sold		805,748	638,932
Cost of units redeemed		(458,332)	(425,288)
Account charges		(2,643)	(1,451)
Increase (decrease)		344,773	212,193
Net increase (decrease)		600,283	487,018
Net assets, beginning		2,730,879	2,243,861
Net assets, ending		$3,331,162	$2,730,879

Units sold		274,627	245,169
Units redeemed		(151,648)	(161,379)
Net increase (decrease)		122,979	83,790
Units outstanding, beginning		979,259	895,469
Units outstanding, ending		1,102,238	979,259

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,867,653
Cost of units redeemed/account charges			(22,155,660)
Net investment income (loss)			179,306
Net realized gain (loss)			66,234
Realized gain distributions			1,614,108
Net change in unrealized appreciation (depreciation)			(240,479)
Net assets			$3,331,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	1,102	$3,331	1.25%	8.4%	12/31/2024	$3.12	0	$0	1.00%	8.6%	12/31/2024	$3.22	0	$0	0.75%	8.9%
12/31/2023	2.79	979	2,731	1.25%	11.3%	12/31/2023	2.87	0	0	1.00%	11.6%	12/31/2023	2.96	0	0	0.75%	11.8%
12/31/2022	2.51	895	2,244	1.25%	-5.2%	12/31/2022	2.57	0	0	1.00%	-4.9%	12/31/2022	2.64	0	0	0.75%	-4.7%
12/31/2021	2.64	774	2,045	1.25%	18.9%	12/31/2021	2.71	0	0	1.00%	19.2%	12/31/2021	2.77	0	0	0.75%	19.5%
12/31/2020	2.22	159	354	1.25%	2.6%	12/31/2020	2.27	0	0	1.00%	2.9%	12/31/2020	2.32	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	9.2%	12/31/2024	$3.43	0	$0	0.25%	9.5%	12/31/2024	$3.54	0	$0	0.00%	9.7%
12/31/2023	3.04	0	0	0.50%	12.1%	12/31/2023	3.13	0	0	0.25%	12.4%	12/31/2023	3.22	0	0	0.00%	12.7%
12/31/2022	2.71	0	0	0.50%	-4.5%	12/31/2022	2.79	0	0	0.25%	-4.2%	12/31/2022	2.86	0	0	0.00%	-4.0%
12/31/2021	2.84	0	0	0.50%	19.8%	12/31/2021	2.91	0	0	0.25%	20.1%	12/31/2021	2.98	0	0	0.00%	20.4%
12/31/2020	2.37	0	0	0.50%	3.4%	12/31/2020	2.42	0	0	0.25%	3.7%	12/31/2020	2.48	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	1.6%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund A Class - 06-093

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,158	$38,037	3,816
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$37,134

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,134	37,430	$0.99
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.07
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$37,134	37,430

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$799
Mortality & expense charges			(230)
Net investment income (loss)			569

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			(845)
Net gain (loss)			(822)

Increase (decrease) in net assets from operations			$(253)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$569	$354
Net realized gain (loss)		(3)	(556)
Realized gain distributions		26	-
Net change in unrealized appreciation (depreciation)		(845)	596

Increase (decrease) in net assets from operations		(253)	394

Contract owner transactions:
Proceeds from units sold		25,377	7,462
Cost of units redeemed		(1)	(7,292)
Account charges		(130)	(98)
Increase (decrease)		25,246	72
Net increase (decrease)		24,993	466
Net assets, beginning		12,141	11,675
Net assets, ending		$37,134	$12,141

Units sold		25,334	7,727
Units redeemed		(153)	(7,767)
Net increase (decrease)		25,181	(40)
Units outstanding, beginning		12,249	12,289
Units outstanding, ending		37,430	12,249

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,162,459
Cost of units redeemed/account charges			(2,198,988)
Net investment income (loss)			76,897
Net realized gain (loss)			(11,515)
Realized gain distributions			9,160
Net change in unrealized appreciation (depreciation)			(879)
Net assets			$37,134

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	37	$37	1.25%	0.1%	12/31/2024	$1.02	0	$0	1.00%	0.3%	12/31/2024	$1.04	0	$0	0.75%	0.6%
12/31/2023	0.99	12	12	1.25%	4.3%	12/31/2023	1.01	0	0	1.00%	4.6%	12/31/2023	1.04	0	0	0.75%	4.9%
12/31/2022	0.95	12	12	1.25%	-15.5%	12/31/2022	0.97	0	0	1.00%	-15.3%	12/31/2022	0.99	0	0	0.75%	-15.1%
12/31/2021	1.12	121	136	1.25%	-2.2%	12/31/2021	1.14	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.7%
12/31/2020	1.15	121	139	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.18	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	0.8%	12/31/2024	$1.10	0	$0	0.25%	1.1%	12/31/2024	$1.12	0	$0	0.00%	1.4%
12/31/2023	1.06	0	0	0.50%	5.1%	12/31/2023	1.08	0	0	0.25%	5.4%	12/31/2023	1.11	0	0	0.00%	5.6%
12/31/2022	1.01	0	0	0.50%	-14.9%	12/31/2022	1.03	0	0	0.25%	-14.7%	12/31/2022	1.05	0	0	0.00%	-14.5%
12/31/2021	1.18	0	0	0.50%	-1.5%	12/31/2021	1.21	0	0	0.25%	-1.2%	12/31/2021	1.23	0	0	0.00%	-1.0%
12/31/2020	1.20	0	0	0.50%	8.1%	12/31/2020	1.22	0	0	0.25%	8.3%	12/31/2020	1.24	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	4.4%
2022	3.0%
2021	1.6%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund R Class - 06-901

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,291	$96,500	8,895
Receivables: investments sold	263
Payables: investments purchased	-
Net assets	$86,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,554	89,624	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$86,554	89,624

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,567
Mortality & expense charges			(1,090)
Net investment income (loss)			2,477

Gain (loss) on investments:
Net realized gain (loss)			(2,291)
Realized gain distributions			60
Net change in unrealized appreciation (depreciation)			(403)
Net gain (loss)			(2,634)

Increase (decrease) in net assets from operations			$(157)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,477	$1,787
Net realized gain (loss)		(2,291)	(2,815)
Realized gain distributions		60	-
Net change in unrealized appreciation (depreciation)		(403)	4,120

Increase (decrease) in net assets from operations		(157)	3,092

Contract owner transactions:
Proceeds from units sold		23,096	14,365
Cost of units redeemed		(16,608)	(14,246)
Account charges		(189)	(137)
Increase (decrease)		6,299	(18)
Net increase (decrease)		6,142	3,074
Net assets, beginning		80,412	77,338
Net assets, ending		$86,554	$80,412

Units sold		23,714	15,519
Units redeemed		(17,185)	(15,552)
Net increase (decrease)		6,529	(33)
Units outstanding, beginning		83,095	83,128
Units outstanding, ending		89,624	83,095

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$498,337
Cost of units redeemed/account charges			(413,717)
Net investment income (loss)			13,748
Net realized gain (loss)			(10,530)
Realized gain distributions			8,925
Net change in unrealized appreciation (depreciation)			(10,209)
Net assets			$86,554

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	90	$87	1.25%	-0.2%	12/31/2024	$0.99	0	$0	1.00%	0.0%	12/31/2024	$1.02	0	$0	0.75%	0.3%
12/31/2023	0.97	83	80	1.25%	4.0%	12/31/2023	0.99	0	0	1.00%	4.3%	12/31/2023	1.01	0	0	0.75%	4.5%
12/31/2022	0.93	83	77	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.5%	12/31/2022	0.97	0	0	0.75%	-15.3%
12/31/2021	1.10	126	139	1.25%	-2.6%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.1%
12/31/2020	1.13	196	222	1.25%	7.0%	12/31/2020	1.15	0	0	1.00%	7.3%	12/31/2020	1.17	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	0.6%	12/31/2024	$1.07	0	$0	0.25%	0.8%	12/31/2024	$1.09	0	$0	0.00%	1.1%
12/31/2023	1.03	0	0	0.50%	4.8%	12/31/2023	1.06	0	0	0.25%	5.1%	12/31/2023	1.08	0	0	0.00%	5.3%
12/31/2022	0.99	0	0	0.50%	-15.1%	12/31/2022	1.01	0	0	0.25%	-14.9%	12/31/2022	1.03	0	0	0.00%	-14.7%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.18	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.3%
12/31/2020	1.19	0	0	0.50%	7.8%	12/31/2020	1.20	0	0	0.25%	8.1%	12/31/2020	1.22	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.5%
2022	1.6%
2021	1.4%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,519	$384,368	5,128
Receivables: investments sold	440
Payables: investments purchased	-
Net assets	$344,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,959	170,659	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$344,959	170,659

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,224
Mortality & expense charges			(4,773)
Net investment income (loss)			(3,549)

Gain (loss) on investments:
Net realized gain (loss)			(1,834)
Realized gain distributions			27,250
Net change in unrealized appreciation (depreciation)			(9,900)
Net gain (loss)			15,516

Increase (decrease) in net assets from operations			$11,967

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,549)	$(2,929)
Net realized gain (loss)		(1,834)	(9,178)
Realized gain distributions		27,250	11,726
Net change in unrealized appreciation (depreciation)		(9,900)	8,839

Increase (decrease) in net assets from operations		11,967	8,458

Contract owner transactions:
Proceeds from units sold		86,877	40,269
Cost of units redeemed		(108,571)	(77,620)
Account charges		(9)	(122)
Increase (decrease)		(21,703)	(37,473)
Net increase (decrease)		(9,736)	(29,015)
Net assets, beginning		354,695	383,710
Net assets, ending		$344,959	$354,695

Units sold		43,615	21,420
Units redeemed		(53,382)	(41,167)
Net increase (decrease)		(9,767)	(19,747)
Units outstanding, beginning		180,426	200,173
Units outstanding, ending		170,659	180,426

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,166,575
Cost of units redeemed/account charges			(4,831,806)
Net investment income (loss)			(63,306)
Net realized gain (loss)			709,775
Realized gain distributions			403,570
Net change in unrealized appreciation (depreciation)			(39,849)
Net assets			$344,959

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	171	$345	1.25%	2.8%	12/31/2024	$2.07	0	$0	1.00%	3.1%	12/31/2024	$2.12	0	$0	0.75%	3.3%
12/31/2023	1.97	180	355	1.25%	2.6%	12/31/2023	2.01	0	0	1.00%	2.8%	12/31/2023	2.05	0	0	0.75%	3.1%
12/31/2022	1.92	200	384	1.25%	-6.9%	12/31/2022	1.95	0	0	1.00%	-6.6%	12/31/2022	1.99	0	0	0.75%	-6.4%
12/31/2021	2.06	271	558	1.25%	10.7%	12/31/2021	2.09	0	0	1.00%	11.0%	12/31/2021	2.12	0	0	0.75%	11.2%
12/31/2020	1.86	1,596	2,968	1.25%	18.3%	12/31/2020	1.88	0	0	1.00%	18.6%	12/31/2020	1.91	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	3.6%	12/31/2024	$2.21	0	$0	0.25%	3.9%	12/31/2024	$2.27	0	$0	0.00%	4.1%
12/31/2023	2.09	0	0	0.50%	3.3%	12/31/2023	2.13	0	0	0.25%	3.6%	12/31/2023	2.18	0	0	0.00%	3.8%
12/31/2022	2.02	0	0	0.50%	-6.2%	12/31/2022	2.06	0	0	0.25%	-5.9%	12/31/2022	2.10	0	0	0.00%	-5.7%
12/31/2021	2.15	0	0	0.50%	11.5%	12/31/2021	2.19	0	0	0.25%	11.8%	12/31/2021	2.22	0	0	0.00%	12.1%
12/31/2020	1.93	0	0	0.50%	19.2%	12/31/2020	1.96	0	0	0.25%	19.5%	12/31/2020	1.98	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.5%
2021	0.2%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$166,203	$183,235	2,765
Receivables: investments sold	299
Payables: investments purchased	-
Net assets	$166,502

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,805	80,416	$1.91
Band 100	12,697	6,489	1.96
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$166,502	86,905

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20
Mortality & expense charges			(1,595)
Net investment income (loss)			(1,575)

Gain (loss) on investments:
Net realized gain (loss)			11,385
Realized gain distributions			9,242
Net change in unrealized appreciation (depreciation)			(20,128)
Net gain (loss)			499

Increase (decrease) in net assets from operations			$(1,076)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,575)	$(1,378)
Net realized gain (loss)		11,385	1,176
Realized gain distributions		9,242	4,146
Net change in unrealized appreciation (depreciation)		(20,128)	(1,170)

Increase (decrease) in net assets from operations		(1,076)	2,774

Contract owner transactions:
Proceeds from units sold		441,296	35,014
Cost of units redeemed		(367,881)	(53,921)
Account charges		(18)	(39)
Increase (decrease)		73,397	(18,946)
Net increase (decrease)		72,321	(16,172)
Net assets, beginning		94,181	110,353
Net assets, ending		$166,502	$94,181

Units sold		216,942	19,882
Units redeemed		(180,215)	(29,662)
Net increase (decrease)		36,727	(9,780)
Units outstanding, beginning		50,178	59,958
Units outstanding, ending		86,905	50,178

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,719,171
Cost of units redeemed/account charges			(1,601,023)
Net investment income (loss)			(10,461)
Net realized gain (loss)			16,056
Realized gain distributions			59,791
Net change in unrealized appreciation (depreciation)			(17,032)
Net assets			$166,502

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	80	$154	1.25%	2.2%	12/31/2024	$1.96	6	$13	1.00%	2.4%	12/31/2024	$2.00	0	$0	0.75%	2.7%
12/31/2023	1.87	43	81	1.25%	1.9%	12/31/2023	1.91	7	13	1.00%	2.2%	12/31/2023	1.95	0	0	0.75%	2.4%
12/31/2022	1.84	53	97	1.25%	-7.4%	12/31/2022	1.87	7	13	1.00%	-7.2%	12/31/2022	1.90	0	0	0.75%	-7.0%
12/31/2021	1.98	99	196	1.25%	10.0%	12/31/2021	2.01	8	15	1.00%	10.3%	12/31/2021	2.05	0	0	0.75%	10.6%
12/31/2020	1.80	90	162	1.25%	17.6%	12/31/2020	1.83	8	15	1.00%	17.9%	12/31/2020	1.85	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	3.0%	12/31/2024	$2.10	0	$0	0.25%	3.2%	12/31/2024	$2.14	0	$0	0.00%	3.5%
12/31/2023	1.99	0	0	0.50%	2.7%	12/31/2023	2.03	0	0	0.25%	2.9%	12/31/2023	2.07	0	0	0.00%	3.2%
12/31/2022	1.94	0	0	0.50%	-6.7%	12/31/2022	1.97	0	0	0.25%	-6.5%	12/31/2022	2.01	0	0	0.00%	-6.3%
12/31/2021	2.08	0	0	0.50%	10.8%	12/31/2021	2.11	0	0	0.25%	11.1%	12/31/2021	2.14	0	0	0.00%	11.4%
12/31/2020	1.87	0	0	0.50%	18.5%	12/31/2020	1.90	0	0	0.25%	18.8%	12/31/2020	1.92	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio Service Class - 06-CHP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,947	$79,017	10,837
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$76,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,947	53,034	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.59
Band 0	-	-	1.63
Total	$76,947	53,034

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,197
Mortality & expense charges			(785)
Net investment income (loss)			3,412

Gain (loss) on investments:
Net realized gain (loss)			(2,968)
Realized gain distributions			305
Net change in unrealized appreciation (depreciation)			3,166
Net gain (loss)			503

Increase (decrease) in net assets from operations			$3,915

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,412	$3,962
Net realized gain (loss)		(2,968)	(132)
Realized gain distributions		305	-
Net change in unrealized appreciation (depreciation)		3,166	4,646

Increase (decrease) in net assets from operations		3,915	8,476

Contract owner transactions:
Proceeds from units sold		37,300	3,788
Cost of units redeemed		(44,663)	(464)
Account charges		(85)	(75)
Increase (decrease)		(7,448)	3,249
Net increase (decrease)		(3,533)	11,725
Net assets, beginning		80,480	68,755
Net assets, ending		$76,947	$80,480

Units sold		26,352	2,991
Units redeemed		(32,577)	(452)
Net increase (decrease)		(6,225)	2,539
Units outstanding, beginning		59,259	56,720
Units outstanding, ending		53,034	59,259

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$332,122
Cost of units redeemed/account charges			(267,741)
Net investment income (loss)			16,408
Net realized gain (loss)			(2,480)
Realized gain distributions			708
Net change in unrealized appreciation (depreciation)			(2,070)
Net assets			$76,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	53	$77	1.25%	6.8%	12/31/2024	$1.48	0	$0	1.00%	7.1%	12/31/2024	$1.52	0	$0	0.75%	7.4%
12/31/2023	1.36	59	80	1.25%	12.0%	12/31/2023	1.39	0	0	1.00%	12.3%	12/31/2023	1.41	0	0	0.75%	12.6%
12/31/2022	1.21	57	69	1.25%	-11.8%	12/31/2022	1.23	0	0	1.00%	-11.6%	12/31/2022	1.26	0	0	0.75%	-11.4%
12/31/2021	1.37	59	80	1.25%	4.3%	12/31/2021	1.40	0	0	1.00%	4.5%	12/31/2021	1.42	0	0	0.75%	4.8%
12/31/2020	1.32	56	74	1.25%	4.1%	12/31/2020	1.34	0	0	1.00%	4.4%	12/31/2020	1.35	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	7.6%	12/31/2024	$1.59	0	$0	0.25%	7.9%	12/31/2024	$1.63	0	$0	0.00%	8.2%
12/31/2023	1.44	0	0	0.50%	12.9%	12/31/2023	1.47	0	0	0.25%	13.2%	12/31/2023	1.50	0	0	0.00%	13.4%
12/31/2022	1.28	0	0	0.50%	-11.1%	12/31/2022	1.30	0	0	0.25%	-10.9%	12/31/2022	1.32	0	0	0.00%	-10.7%
12/31/2021	1.44	0	0	0.50%	5.0%	12/31/2021	1.46	0	0	0.25%	5.3%	12/31/2021	1.48	0	0	0.00%	5.6%
12/31/2020	1.37	0	0	0.50%	4.9%	12/31/2020	1.39	0	0	0.25%	5.2%	12/31/2020	1.41	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	6.5%
2022	5.1%
2021	4.4%
2020	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio R Class - 06-CHR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,082	$123,839	17,763
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$126,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,119	89,500	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.58
Total	$126,119	89,500

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,145
Mortality & expense charges			(1,394)
Net investment income (loss)			5,751

Gain (loss) on investments:
Net realized gain (loss)			241
Realized gain distributions			495
Net change in unrealized appreciation (depreciation)			564
Net gain (loss)			1,300

Increase (decrease) in net assets from operations			$7,051

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,751	$2,641
Net realized gain (loss)		241	(700)
Realized gain distributions		495	-
Net change in unrealized appreciation (depreciation)		564	4,811

Increase (decrease) in net assets from operations		7,051	6,752

Contract owner transactions:
Proceeds from units sold		31,586	72,514
Cost of units redeemed		(9,331)	(6,683)
Account charges		(355)	(114)
Increase (decrease)		21,900	65,717
Net increase (decrease)		28,951	72,469
Net assets, beginning		97,168	24,699
Net assets, ending		$126,119	$97,168

Units sold		22,989	58,144
Units redeemed		(7,045)	(5,471)
Net increase (decrease)		15,944	52,673
Units outstanding, beginning		73,556	20,883
Units outstanding, ending		89,500	73,556

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$141,093
Cost of units redeemed/account charges			(29,536)
Net investment income (loss)			12,119
Net realized gain (loss)			(431)
Realized gain distributions			631
Net change in unrealized appreciation (depreciation)			2,243
Net assets			$126,119

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	90	$126	1.25%	6.7%	12/31/2024	$1.44	0	$0	1.00%	6.9%	12/31/2024	$1.47	0	$0	0.75%	7.2%
12/31/2023	1.32	74	97	1.25%	11.7%	12/31/2023	1.35	0	0	1.00%	12.0%	12/31/2023	1.38	0	0	0.75%	12.3%
12/31/2022	1.18	21	25	1.25%	-12.2%	12/31/2022	1.20	0	0	1.00%	-12.0%	12/31/2022	1.23	0	0	0.75%	-11.8%
12/31/2021	1.35	19	25	1.25%	4.0%	12/31/2021	1.37	0	0	1.00%	4.2%	12/31/2021	1.39	0	0	0.75%	4.5%
12/31/2020	1.30	21	27	1.25%	3.9%	12/31/2020	1.31	0	0	1.00%	4.2%	12/31/2020	1.33	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	7.5%	12/31/2024	$1.54	0	$0	0.25%	7.7%	12/31/2024	$1.58	0	$0	0.00%	8.0%
12/31/2023	1.40	0	0	0.50%	12.5%	12/31/2023	1.43	0	0	0.25%	12.8%	12/31/2023	1.46	0	0	0.00%	13.1%
12/31/2022	1.25	0	0	0.50%	-11.5%	12/31/2022	1.27	0	0	0.25%	-11.3%	12/31/2022	1.29	0	0	0.00%	-11.1%
12/31/2021	1.41	0	0	0.50%	4.7%	12/31/2021	1.43	0	0	0.25%	5.0%	12/31/2021	1.45	0	0	0.00%	5.3%
12/31/2020	1.35	0	0	0.50%	4.7%	12/31/2020	1.36	0	0	0.25%	5.0%	12/31/2020	1.38	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	5.4%
2022	4.9%
2021	4.4%
2020	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Dividend Portfolio K Class - 06-CVH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$337	$363	28
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337	200	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$337	200

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1
Mortality & expense charges			(1)
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			18
Net change in unrealized appreciation (depreciation)			(26)
Net gain (loss)			(8)

Increase (decrease) in net assets from operations			$(8)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		18	-
Net change in unrealized appreciation (depreciation)		(26)	-

Increase (decrease) in net assets from operations		(8)	-

Contract owner transactions:
Proceeds from units sold		345	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		345	-
Net increase (decrease)		337	-
Net assets, beginning		-	-
Net assets, ending		$337	$-

Units sold		200	-
Units redeemed		-	-
Net increase (decrease)		200	-
Units outstanding, beginning		-	-
Units outstanding, ending		200	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,257
Cost of units redeemed/account charges			(18,344)
Net investment income (loss)			323
Net realized gain (loss)			193
Realized gain distributions			934
Net change in unrealized appreciation (depreciation)			(26)
Net assets			$337

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	1.25%	8.4%	12/31/2024	$1.72	0	$0	1.00%	8.7%	12/31/2024	$1.75	0	$0	0.75%	8.9%
12/31/2023	1.55	0	0	1.25%	15.2%	12/31/2023	1.58	0	0	1.00%	15.5%	12/31/2023	1.61	0	0	0.75%	15.8%
12/31/2022	1.35	0	0	1.25%	-14.7%	12/31/2022	1.37	0	0	1.00%	-14.5%	12/31/2022	1.39	0	0	0.75%	-14.3%
12/31/2021	1.58	0	0	1.25%	16.4%	12/31/2021	1.60	0	0	1.00%	16.7%	12/31/2021	1.62	0	0	0.75%	17.0%
12/31/2020	1.36	0	0	1.25%	5.6%	12/31/2020	1.37	0	0	1.00%	5.8%	12/31/2020	1.38	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	9.2%	12/31/2024	$1.82	0	$0	0.25%	9.5%	12/31/2024	$1.86	0	$0	0.00%	9.8%
12/31/2023	1.64	0	0	0.50%	16.1%	12/31/2023	1.67	0	0	0.25%	16.4%	12/31/2023	1.69	0	0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.8%	12/31/2022	1.45	0	0	0.00%	-13.6%
12/31/2021	1.64	0	0	0.50%	17.3%	12/31/2021	1.66	0	0	0.25%	17.6%	12/31/2021	1.68	0	0	0.00%	17.9%
12/31/2020	1.40	0	0	0.50%	6.4%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.0%
2022	0.0%
2021	0.0%
2020	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,394,244	$2,697,706	35,620
Receivables: investments sold	5,490
Payables: investments purchased	-
Net assets	$2,399,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,399,734	1,120,076	$2.14
Band 100	-	-	2.19
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.32
Band 0	-	-	2.37
Total	$2,399,734	1,120,076

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,885
Mortality & expense charges			(32,613)
Net investment income (loss)			(22,728)

Gain (loss) on investments:
Net realized gain (loss)			(12,680)
Realized gain distributions			187,965
Net change in unrealized appreciation (depreciation)			(71,024)
Net gain (loss)			104,261

Increase (decrease) in net assets from operations			$81,533

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,728)	$(17,748)
Net realized gain (loss)		(12,680)	(65,525)
Realized gain distributions		187,965	85,171
Net change in unrealized appreciation (depreciation)		(71,024)	66,958

Increase (decrease) in net assets from operations		81,533	68,856

Contract owner transactions:
Proceeds from units sold		276,176	408,004
Cost of units redeemed		(453,789)	(551,380)
Account charges		(1,119)	(1,372)
Increase (decrease)		(178,732)	(144,748)
Net increase (decrease)		(97,199)	(75,892)
Net assets, beginning		2,496,933	2,572,825
Net assets, ending		$2,399,734	$2,496,933

Units sold		128,773	204,052
Units redeemed		(208,105)	(273,114)
Net increase (decrease)		(79,332)	(69,062)
Units outstanding, beginning		1,199,408	1,268,470
Units outstanding, ending		1,120,076	1,199,408

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,978,644
Cost of units redeemed/account charges			(2,796,818)
Net investment income (loss)			(81,728)
Net realized gain (loss)			(164,094)
Realized gain distributions			767,192
Net change in unrealized appreciation (depreciation)			(303,462)
Net assets			$2,399,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.14	1,120	$2,400	1.25%	2.9%	12/31/2024	$2.19	0	$0	1.00%	3.2%	12/31/2024	$2.23	0	$0	0.75%	3.4%
12/31/2023	2.08	1,199	2,497	1.25%	2.6%	12/31/2023	2.12	0	0	1.00%	2.9%	12/31/2023	2.16	0	0	0.75%	3.2%
12/31/2022	2.03	1,268	2,573	1.25%	-6.8%	12/31/2022	2.06	0	0	1.00%	-6.5%	12/31/2022	2.09	0	0	0.75%	-6.3%
12/31/2021	2.18	1,604	3,489	1.25%	10.8%	12/31/2021	2.20	0	0	1.00%	11.1%	12/31/2021	2.23	0	0	0.75%	11.4%
12/31/2020	1.96	341	669	1.25%	18.4%	12/31/2020	1.98	0	0	1.00%	18.7%	12/31/2020	2.00	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	0	$0	0.50%	3.7%	12/31/2024	$2.32	0	$0	0.25%	4.0%	12/31/2024	$2.37	0	$0	0.00%	4.2%
12/31/2023	2.19	0	0	0.50%	3.4%	12/31/2023	2.23	0	0	0.25%	3.7%	12/31/2023	2.27	0	0	0.00%	3.9%
12/31/2022	2.12	0	0	0.50%	-6.1%	12/31/2022	2.16	0	0	0.25%	-5.8%	12/31/2022	2.19	0	0	0.00%	-5.6%
12/31/2021	2.26	0	0	0.50%	11.6%	12/31/2021	2.29	0	0	0.25%	11.9%	12/31/2021	2.32	0	0	0.00%	12.2%
12/31/2020	2.02	0	0	0.50%	19.3%	12/31/2020	2.04	0	0	0.25%	19.6%	12/31/2020	2.07	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.5%
2022	0.6%
2021	0.4%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2030 Fund K Class - 06-CVN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,471,470	$8,028,881	505,151
Receivables: investments sold	151,474
Payables: investments purchased	-
Net assets	$8,622,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,622,944	5,455,778	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$8,622,944	5,455,778

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$231,750
Mortality & expense charges			(92,131)
Net investment income (loss)			139,619

Gain (loss) on investments:
Net realized gain (loss)			26,716
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			356,102
Net gain (loss)			382,818

Increase (decrease) in net assets from operations			$522,437

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$139,619	$77,486
Net realized gain (loss)		26,716	(40,896)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		356,102	676,862

Increase (decrease) in net assets from operations		522,437	713,452

Contract owner transactions:
Proceeds from units sold		3,081,911	2,312,217
Cost of units redeemed		(1,405,905)	(909,017)
Account charges		(10,556)	(8,701)
Increase (decrease)		1,665,450	1,394,499
Net increase (decrease)		2,187,887	2,107,951
Net assets, beginning		6,435,057	4,327,106
Net assets, ending		$8,622,944	$6,435,057

Units sold		1,998,074	1,708,080
Units redeemed		(935,090)	(657,705)
Net increase (decrease)		1,062,984	1,050,375
Units outstanding, beginning		4,392,794	3,342,419
Units outstanding, ending		5,455,778	4,392,794

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,002,658
Cost of units redeemed/account charges			(5,152,725)
Net investment income (loss)			310,002
Net realized gain (loss)			(5,703)
Realized gain distributions			26,123
Net change in unrealized appreciation (depreciation)			442,589
Net assets			$8,622,944

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	5,456	$8,623	1.25%	7.9%	12/31/2024	$1.61	0	$0	1.00%	8.2%	12/31/2024	$1.65	0	$0	0.75%	8.4%
12/31/2023	1.46	4,393	6,435	1.25%	13.2%	12/31/2023	1.49	0	0	1.00%	13.4%	12/31/2023	1.52	0	0	0.75%	13.7%
12/31/2022	1.29	3,342	4,327	1.25%	-17.4%	12/31/2022	1.31	0	0	1.00%	-17.2%	12/31/2022	1.33	0	0	0.75%	-17.0%
12/31/2021	1.57	2,858	4,482	1.25%	10.0%	12/31/2021	1.59	0	0	1.00%	10.3%	12/31/2021	1.61	0	0	0.75%	10.6%
12/31/2020	1.43	869	1,239	1.25%	11.6%	12/31/2020	1.44	0	0	1.00%	11.9%	12/31/2020	1.45	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	8.7%	12/31/2024	$1.71	0	$0	0.25%	9.0%	12/31/2024	$1.75	0	$0	0.00%	9.3%
12/31/2023	1.54	0	0	0.50%	14.0%	12/31/2023	1.57	0	0	0.25%	14.3%	12/31/2023	1.60	0	0	0.00%	14.6%
12/31/2022	1.35	0	0	0.50%	-16.8%	12/31/2022	1.38	0	0	0.25%	-16.6%	12/31/2022	1.40	0	0	0.00%	-16.4%
12/31/2021	1.63	0	0	0.50%	10.9%	12/31/2021	1.65	0	0	0.25%	11.1%	12/31/2021	1.67	0	0	0.00%	11.4%
12/31/2020	1.47	0	0	0.50%	12.5%	12/31/2020	1.48	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	2.6%
2022	2.2%
2021	2.4%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2035 Fund K Class - 06-CVP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,553,776	$4,173,022	253,159
Receivables: investments sold	223,347
Payables: investments purchased	-
Net assets	$4,777,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,777,123	2,800,398	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$4,777,123	2,800,398

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$116,978
Mortality & expense charges			(49,549)
Net investment income (loss)			67,429

Gain (loss) on investments:
Net realized gain (loss)			28,834
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			241,134
Net gain (loss)			269,968

Increase (decrease) in net assets from operations			$337,397

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,429	$33,711
Net realized gain (loss)		28,834	(13,946)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		241,134	348,955

Increase (decrease) in net assets from operations		337,397	368,720

Contract owner transactions:
Proceeds from units sold		1,610,477	1,579,879
Cost of units redeemed		(441,179)	(349,306)
Account charges		(6,203)	(3,660)
Increase (decrease)		1,163,095	1,226,913
Net increase (decrease)		1,500,492	1,595,633
Net assets, beginning		3,276,631	1,680,998
Net assets, ending		$4,777,123	$3,276,631

Units sold		967,520	1,103,982
Units redeemed		(272,143)	(242,417)
Net increase (decrease)		695,377	861,565
Units outstanding, beginning		2,105,021	1,243,456
Units outstanding, ending		2,800,398	2,105,021

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,553,578
Cost of units redeemed/account charges			(1,355,216)
Net investment income (loss)			134,267
Net realized gain (loss)			57,124
Realized gain distributions			6,616
Net change in unrealized appreciation (depreciation)			380,754
Net assets			$4,777,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	2,800	$4,777	1.25%	9.6%	12/31/2024	$1.74	0	$0	1.00%	9.9%	12/31/2024	$1.78	0	$0	0.75%	10.1%
12/31/2023	1.56	2,105	3,277	1.25%	15.1%	12/31/2023	1.58	0	0	1.00%	15.4%	12/31/2023	1.61	0	0	0.75%	15.7%
12/31/2022	1.35	1,243	1,681	1.25%	-18.1%	12/31/2022	1.37	0	0	1.00%	-17.9%	12/31/2022	1.39	0	0	0.75%	-17.7%
12/31/2021	1.65	995	1,643	1.25%	12.4%	12/31/2021	1.67	0	0	1.00%	12.7%	12/31/2021	1.69	0	0	0.75%	13.0%
12/31/2020	1.47	292	429	1.25%	12.3%	12/31/2020	1.48	0	0	1.00%	12.6%	12/31/2020	1.50	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	0	$0	0.50%	10.4%	12/31/2024	$1.85	0	$0	0.25%	10.7%	12/31/2024	$1.89	0	$0	0.00%	11.0%
12/31/2023	1.64	0	0	0.50%	16.0%	12/31/2023	1.67	0	0	0.25%	16.3%	12/31/2023	1.70	0	0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-17.5%	12/31/2022	1.44	0	0	0.25%	-17.3%	12/31/2022	1.46	0	0	0.00%	-17.1%
12/31/2021	1.71	0	0	0.50%	13.3%	12/31/2021	1.74	0	0	0.25%	13.6%	12/31/2021	1.76	0	0	0.00%	13.8%
12/31/2020	1.51	0	0	0.50%	13.2%	12/31/2020	1.53	0	0	0.25%	13.4%	12/31/2020	1.54	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.4%
2022	2.1%
2021	2.4%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2040 Fund K Class - 06-CVR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,690,190	$10,483,681	574,514
Receivables: investments sold	52,885
Payables: investments purchased	-
Net assets	$11,743,075

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,743,075	6,422,670	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$11,743,075	6,422,670

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$283,623
Mortality & expense charges			(129,497)
Net investment income (loss)			154,126

Gain (loss) on investments:
Net realized gain (loss)			58,487
Realized gain distributions			13,536
Net change in unrealized appreciation (depreciation)			819,864
Net gain (loss)			891,887

Increase (decrease) in net assets from operations			$1,046,013

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$154,126	$98,485
Net realized gain (loss)		58,487	(14,387)
Realized gain distributions		13,536	-
Net change in unrealized appreciation (depreciation)		819,864	1,094,441

Increase (decrease) in net assets from operations		1,046,013	1,178,539

Contract owner transactions:
Proceeds from units sold		3,092,927	2,326,490
Cost of units redeemed		(1,203,109)	(597,865)
Account charges		(13,474)	(10,531)
Increase (decrease)		1,876,344	1,718,094
Net increase (decrease)		2,922,357	2,896,633
Net assets, beginning		8,820,718	5,924,085
Net assets, ending		$11,743,075	$8,820,718

Units sold		1,809,133	1,550,694
Units redeemed		(753,901)	(404,933)
Net increase (decrease)		1,055,232	1,145,761
Units outstanding, beginning		5,367,438	4,221,677
Units outstanding, ending		6,422,670	5,367,438

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,735,178
Cost of units redeemed/account charges			(5,656,994)
Net investment income (loss)			364,483
Net realized gain (loss)			52,832
Realized gain distributions			41,067
Net change in unrealized appreciation (depreciation)			1,206,509
Net assets			$11,743,075

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	6,423	$11,743	1.25%	11.3%	12/31/2024	$1.87	0	$0	1.00%	11.5%	12/31/2024	$1.90	0	$0	0.75%	11.8%
12/31/2023	1.64	5,367	8,821	1.25%	17.1%	12/31/2023	1.67	0	0	1.00%	17.4%	12/31/2023	1.70	0	0	0.75%	17.7%
12/31/2022	1.40	4,222	5,924	1.25%	-18.7%	12/31/2022	1.42	0	0	1.00%	-18.5%	12/31/2022	1.45	0	0	0.75%	-18.3%
12/31/2021	1.73	3,505	6,048	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.77	0	0	0.75%	15.2%
12/31/2020	1.51	1,111	1,672	1.25%	12.7%	12/31/2020	1.52	0	0	1.00%	13.0%	12/31/2020	1.54	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	12.1%	12/31/2024	$1.98	0	$0	0.25%	12.4%	12/31/2024	$2.02	0	$0	0.00%	12.7%
12/31/2023	1.73	0	0	0.50%	18.0%	12/31/2023	1.76	0	0	0.25%	18.3%	12/31/2023	1.79	0	0	0.00%	18.6%
12/31/2022	1.47	0	0	0.50%	-18.1%	12/31/2022	1.49	0	0	0.25%	-17.9%	12/31/2022	1.51	0	0	0.00%	-17.7%
12/31/2021	1.79	0	0	0.50%	15.5%	12/31/2021	1.82	0	0	0.25%	15.8%	12/31/2021	1.84	0	0	0.00%	16.1%
12/31/2020	1.55	0	0	0.50%	13.5%	12/31/2020	1.57	0	0	0.25%	13.8%	12/31/2020	1.58	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.6%
2022	2.0%
2021	2.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2045 Fund K Class - 06-CVT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,400,848	$4,779,685	243,046
Receivables: investments sold	-
Payables: investments purchased	(2,776)
Net assets	$5,398,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,398,072	2,785,241	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$5,398,072	2,785,241

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$120,862
Mortality & expense charges			(59,980)
Net investment income (loss)			60,882

Gain (loss) on investments:
Net realized gain (loss)			18,378
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			473,866
Net gain (loss)			492,244

Increase (decrease) in net assets from operations			$553,126

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,882	$40,952
Net realized gain (loss)		18,378	(5,757)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		473,866	524,423

Increase (decrease) in net assets from operations		553,126	559,618

Contract owner transactions:
Proceeds from units sold		1,127,240	989,994
Cost of units redeemed		(298,776)	(106,114)
Account charges		(7,743)	(3,912)
Increase (decrease)		820,721	879,968
Net increase (decrease)		1,373,847	1,439,586
Net assets, beginning		4,024,225	2,584,639
Net assets, ending		$5,398,072	$4,024,225

Units sold		608,065	625,490
Units redeemed		(167,696)	(69,755)
Net increase (decrease)		440,369	555,735
Units outstanding, beginning		2,344,872	1,789,137
Units outstanding, ending		2,785,241	2,344,872

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,387,770
Cost of units redeemed/account charges			(793,371)
Net investment income (loss)			139,837
Net realized gain (loss)			36,770
Realized gain distributions			5,903
Net change in unrealized appreciation (depreciation)			621,163
Net assets			$5,398,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	2,785	$5,398	1.25%	12.9%	12/31/2024	$1.98	0	$0	1.00%	13.2%	12/31/2024	$2.02	0	$0	0.75%	13.5%
12/31/2023	1.72	2,345	4,024	1.25%	18.8%	12/31/2023	1.75	0	0	1.00%	19.1%	12/31/2023	1.78	0	0	0.75%	19.4%
12/31/2022	1.44	1,789	2,585	1.25%	-19.1%	12/31/2022	1.47	0	0	1.00%	-18.9%	12/31/2022	1.49	0	0	0.75%	-18.7%
12/31/2021	1.78	1,175	2,098	1.25%	16.3%	12/31/2021	1.81	0	0	1.00%	16.6%	12/31/2021	1.83	0	0	0.75%	16.9%
12/31/2020	1.53	281	431	1.25%	13.2%	12/31/2020	1.55	0	0	1.00%	13.5%	12/31/2020	1.57	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	13.8%	12/31/2024	$2.10	0	$0	0.25%	14.1%	12/31/2024	$2.14	0	$0	0.00%	14.4%
12/31/2023	1.81	0	0	0.50%	19.7%	12/31/2023	1.84	0	0	0.25%	20.0%	12/31/2023	1.87	0	0	0.00%	20.3%
12/31/2022	1.51	0	0	0.50%	-18.5%	12/31/2022	1.53	0	0	0.25%	-18.2%	12/31/2022	1.56	0	0	0.00%	-18.0%
12/31/2021	1.85	0	0	0.50%	17.2%	12/31/2021	1.88	0	0	0.25%	17.5%	12/31/2021	1.90	0	0	0.00%	17.8%
12/31/2020	1.58	0	0	0.50%	14.1%	12/31/2020	1.60	0	0	0.25%	14.4%	12/31/2020	1.61	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.4%
2022	2.1%
2021	2.4%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2050 Fund K Class - 06-CVV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,500,020	$5,760,108	279,804
Receivables: investments sold	2,642
Payables: investments purchased	-
Net assets	$6,502,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,502,662	3,249,734	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.13
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$6,502,662	3,249,734

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$139,165
Mortality & expense charges			(66,764)
Net investment income (loss)			72,401

Gain (loss) on investments:
Net realized gain (loss)			14,785
Realized gain distributions			19,235
Net change in unrealized appreciation (depreciation)			543,399
Net gain (loss)			577,419

Increase (decrease) in net assets from operations			$649,820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,401	$38,472
Net realized gain (loss)		14,785	(25,572)
Realized gain distributions		19,235	-
Net change in unrealized appreciation (depreciation)		543,399	608,944

Increase (decrease) in net assets from operations		649,820	621,844

Contract owner transactions:
Proceeds from units sold		2,292,085	1,596,928
Cost of units redeemed		(560,631)	(691,017)
Account charges		(8,945)	(7,162)
Increase (decrease)		1,722,509	898,749
Net increase (decrease)		2,372,329	1,520,593
Net assets, beginning		4,130,333	2,609,740
Net assets, ending		$6,502,662	$4,130,333

Units sold		1,195,120	1,011,656
Units redeemed		(302,757)	(439,556)
Net increase (decrease)		892,363	572,100
Units outstanding, beginning		2,357,371	1,785,271
Units outstanding, ending		3,249,734	2,357,371

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,339,587
Cost of units redeemed/account charges			(2,759,117)
Net investment income (loss)			148,889
Net realized gain (loss)			6,795
Realized gain distributions			26,596
Net change in unrealized appreciation (depreciation)			739,912
Net assets			$6,502,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	3,250	$6,503	1.25%	14.2%	12/31/2024	$2.04	0	$0	1.00%	14.5%	12/31/2024	$2.08	0	$0	0.75%	14.8%
12/31/2023	1.75	2,357	4,130	1.25%	19.9%	12/31/2023	1.78	0	0	1.00%	20.2%	12/31/2023	1.82	0	0	0.75%	20.5%
12/31/2022	1.46	1,785	2,610	1.25%	-19.3%	12/31/2022	1.48	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	1,389	2,518	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	237	367	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	0	$0	0.50%	15.1%	12/31/2024	$2.17	0	$0	0.25%	15.4%	12/31/2024	$2.21	0	$0	0.00%	15.6%
12/31/2023	1.85	0	0	0.50%	20.8%	12/31/2023	1.88	0	0	0.25%	21.1%	12/31/2023	1.91	0	0	0.00%	21.4%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.55	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.7%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	1.8%
2021	2.4%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2055 Fund K Class - 06-CVW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,643,326	$3,933,543	190,638
Receivables: investments sold	-
Payables: investments purchased	(52,745)
Net assets	$4,590,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,590,581	2,272,865	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$4,590,581	2,272,865

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$95,151
Mortality & expense charges			(51,171)
Net investment income (loss)			43,980

Gain (loss) on investments:
Net realized gain (loss)			41,838
Realized gain distributions			12,669
Net change in unrealized appreciation (depreciation)			436,592
Net gain (loss)			491,099

Increase (decrease) in net assets from operations			$535,079

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,980	$30,439
Net realized gain (loss)		41,838	1,352
Realized gain distributions		12,669	-
Net change in unrealized appreciation (depreciation)		436,592	479,267

Increase (decrease) in net assets from operations		535,079	511,058

Contract owner transactions:
Proceeds from units sold		1,101,259	1,220,527
Cost of units redeemed		(457,671)	(335,308)
Account charges		(7,291)	(5,060)
Increase (decrease)		636,297	880,159
Net increase (decrease)		1,171,376	1,391,217
Net assets, beginning		3,419,205	2,027,988
Net assets, ending		$4,590,581	$3,419,205

Units sold		570,914	767,935
Units redeemed		(242,204)	(208,610)
Net increase (decrease)		328,710	559,325
Units outstanding, beginning		1,944,155	1,384,830
Units outstanding, ending		2,272,865	1,944,155

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,259,527
Cost of units redeemed/account charges			(1,561,446)
Net investment income (loss)			104,428
Net realized gain (loss)			62,237
Realized gain distributions			16,052
Net change in unrealized appreciation (depreciation)			709,783
Net assets			$4,590,581

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	2,273	$4,591	1.25%	14.8%	12/31/2024	$2.06	0	$0	1.00%	15.1%	12/31/2024	$2.10	0	$0	0.75%	15.4%
12/31/2023	1.76	1,944	3,419	1.25%	20.1%	12/31/2023	1.79	0	0	1.00%	20.4%	12/31/2023	1.82	0	0	0.75%	20.7%
12/31/2022	1.46	1,385	2,028	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.82	1,104	2,005	1.25%	17.4%	12/31/2021	1.84	0	0	1.00%	17.7%	12/31/2021	1.86	0	0	0.75%	18.0%
12/31/2020	1.55	346	535	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	15.7%	12/31/2024	$2.19	0	$0	0.25%	16.0%	12/31/2024	$2.23	0	$0	0.00%	16.3%
12/31/2023	1.85	0	0	0.50%	21.0%	12/31/2023	1.89	0	0	0.25%	21.3%	12/31/2023	1.92	0	0	0.00%	21.6%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.3%	12/31/2021	1.91	0	0	0.25%	18.6%	12/31/2021	1.93	0	0	0.00%	18.9%
12/31/2020	1.59	0	0	0.50%	14.4%	12/31/2020	1.61	0	0	0.25%	14.7%	12/31/2020	1.63	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.3%
2022	1.7%
2021	2.4%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2060 Fund K Class - 06-CVX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,929,884	$2,556,414	134,485
Receivables: investments sold	-
Payables: investments purchased	(29,039)
Net assets	$2,900,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,900,845	1,436,119	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$2,900,845	1,436,119

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,546
Mortality & expense charges			(30,701)
Net investment income (loss)			27,845

Gain (loss) on investments:
Net realized gain (loss)			31,454
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			257,436
Net gain (loss)			288,890

Increase (decrease) in net assets from operations			$316,735

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,845	$16,214
Net realized gain (loss)		31,454	(6,188)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		257,436	255,091

Increase (decrease) in net assets from operations		316,735	265,117

Contract owner transactions:
Proceeds from units sold		1,172,624	812,324
Cost of units redeemed		(464,847)	(211,328)
Account charges		(6,096)	(3,547)
Increase (decrease)		701,681	597,449
Net increase (decrease)		1,018,416	862,566
Net assets, beginning		1,882,429	1,019,863
Net assets, ending		$2,900,845	$1,882,429

Units sold		609,262	508,486
Units redeemed		(243,350)	(134,927)
Net increase (decrease)		365,912	373,559
Units outstanding, beginning		1,070,207	696,648
Units outstanding, ending		1,436,119	1,070,207

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,674,923
Cost of units redeemed/account charges			(1,235,666)
Net investment income (loss)			56,896
Net realized gain (loss)			31,222
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			373,470
Net assets			$2,900,845

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	1,436	$2,901	1.25%	14.8%	12/31/2024	$2.06	0	$0	1.00%	15.1%	12/31/2024	$2.10	0	$0	0.75%	15.4%
12/31/2023	1.76	1,070	1,882	1.25%	20.1%	12/31/2023	1.79	0	0	1.00%	20.4%	12/31/2023	1.82	0	0	0.75%	20.7%
12/31/2022	1.46	697	1,020	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	467	848	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	69	106	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	15.7%	12/31/2024	$2.19	0	$0	0.25%	16.0%	12/31/2024	$2.23	0	$0	0.00%	16.3%
12/31/2023	1.85	0	0	0.50%	21.1%	12/31/2023	1.89	0	0	0.25%	21.4%	12/31/2023	1.92	0	0	0.00%	21.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.8%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.3%
2022	1.7%
2021	2.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index Retirement Fund K Class - 06-CVY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,142,612	$8,327,073	591,930
Receivables: investments sold	2,354
Payables: investments purchased	-
Net assets	$8,144,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,144,966	6,001,699	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$8,144,966	6,001,699

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$97,639
Mortality & expense charges			(35,856)
Net investment income (loss)			61,783

Gain (loss) on investments:
Net realized gain (loss)			11,804
Realized gain distributions			7,968
Net change in unrealized appreciation (depreciation)			(149,692)
Net gain (loss)			(129,920)

Increase (decrease) in net assets from operations			$(68,137)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,783	$15,581
Net realized gain (loss)		11,804	(7,343)
Realized gain distributions		7,968	-
Net change in unrealized appreciation (depreciation)		(149,692)	86,353

Increase (decrease) in net assets from operations		(68,137)	94,591

Contract owner transactions:
Proceeds from units sold		7,990,442	228,957
Cost of units redeemed		(844,458)	(128,393)
Account charges		(6,397)	(3,827)
Increase (decrease)		7,139,587	96,737
Net increase (decrease)		7,071,450	191,328
Net assets, beginning		1,073,516	882,188
Net assets, ending		$8,144,966	$1,073,516

Units sold		5,797,117	188,987
Units redeemed		(632,426)	(109,190)
Net increase (decrease)		5,164,691	79,797
Units outstanding, beginning		837,008	757,211
Units outstanding, ending		6,001,699	837,008

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,626,368
Cost of units redeemed/account charges			(2,422,428)
Net investment income (loss)			104,053
Net realized gain (loss)			(2,140)
Realized gain distributions			23,574
Net change in unrealized appreciation (depreciation)			(184,461)
Net assets			$8,144,966

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	6,002	$8,145	1.25%	5.8%	12/31/2024	$1.38	0	$0	1.00%	6.1%	12/31/2024	$1.41	0	$0	0.75%	6.3%
12/31/2023	1.28	837	1,074	1.25%	10.1%	12/31/2023	1.31	0	0	1.00%	10.4%	12/31/2023	1.33	0	0	0.75%	10.6%
12/31/2022	1.17	757	882	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.0%	12/31/2022	1.20	0	0	0.75%	-15.8%
12/31/2021	1.39	966	1,343	1.25%	5.6%	12/31/2021	1.41	0	0	1.00%	5.9%	12/31/2021	1.43	0	0	0.75%	6.1%
12/31/2020	1.32	610	803	1.25%	10.8%	12/31/2020	1.33	0	0	1.00%	11.1%	12/31/2020	1.34	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	6.6%	12/31/2024	$1.47	0	$0	0.25%	6.9%	12/31/2024	$1.50	0	$0	0.00%	7.2%
12/31/2023	1.35	0	0	0.50%	10.9%	12/31/2023	1.38	0	0	0.25%	11.2%	12/31/2023	1.40	0	0	0.00%	11.5%
12/31/2022	1.22	0	0	0.50%	-15.6%	12/31/2022	1.24	0	0	0.25%	-15.4%	12/31/2022	1.26	0	0	0.00%	-15.2%
12/31/2021	1.44	0	0	0.50%	6.4%	12/31/2021	1.46	0	0	0.25%	6.7%	12/31/2021	1.48	0	0	0.00%	6.9%
12/31/2020	1.36	0	0	0.50%	11.7%	12/31/2020	1.37	0	0	0.25%	11.9%	12/31/2020	1.39	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.9%
2022	2.2%
2021	2.2%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund K Class - 06-CWC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,121,313	$6,668,356	632,369
Receivables: investments sold	32,440
Payables: investments purchased	-
Net assets	$6,153,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,153,753	5,945,632	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$6,153,753	5,945,632

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$295,798
Mortality & expense charges			(77,627)
Net investment income (loss)			218,171

Gain (loss) on investments:
Net realized gain (loss)			(173,692)
Realized gain distributions			4,265
Net change in unrealized appreciation (depreciation)			32,599
Net gain (loss)			(136,828)

Increase (decrease) in net assets from operations			$81,343

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$218,171	$153,413
Net realized gain (loss)		(173,692)	(125,670)
Realized gain distributions		4,265	-
Net change in unrealized appreciation (depreciation)		32,599	205,884

Increase (decrease) in net assets from operations		81,343	233,627

Contract owner transactions:
Proceeds from units sold		2,612,184	1,018,682
Cost of units redeemed		(1,833,513)	(949,350)
Account charges		(10,753)	(11,436)
Increase (decrease)		767,918	57,896
Net increase (decrease)		849,261	291,523
Net assets, beginning		5,304,492	5,012,969
Net assets, ending		$6,153,753	$5,304,492

Units sold		2,542,513	1,016,276
Units redeemed		(1,750,987)	(962,648)
Net increase (decrease)		791,526	53,628
Units outstanding, beginning		5,154,106	5,100,478
Units outstanding, ending		5,945,632	5,154,106

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,177,628
Cost of units redeemed/account charges			(9,852,177)
Net investment income (loss)			632,370
Net realized gain (loss)			(511,438)
Realized gain distributions			254,413
Net change in unrealized appreciation (depreciation)			(547,043)
Net assets			$6,153,753

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	5,946	$6,154	1.25%	0.6%	12/31/2024	$1.06	0	$0	1.00%	0.8%	12/31/2024	$1.08	0	$0	0.75%	1.1%
12/31/2023	1.03	5,154	5,304	1.25%	4.7%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.2%
12/31/2022	0.98	5,100	5,013	1.25%	-15.2%	12/31/2022	1.00	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.8%
12/31/2021	1.16	4,799	5,563	1.25%	-1.9%	12/31/2021	1.17	0	0	1.00%	-1.7%	12/31/2021	1.19	0	0	0.75%	-1.4%
12/31/2020	1.18	5,246	6,201	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.0%	12/31/2020	1.21	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	1.3%	12/31/2024	$1.12	0	$0	0.25%	1.6%	12/31/2024	$1.14	0	$0	0.00%	1.8%
12/31/2023	1.09	0	0	0.50%	5.5%	12/31/2023	1.10	0	0	0.25%	5.8%	12/31/2023	1.12	0	0	0.00%	6.0%
12/31/2022	1.03	0	0	0.50%	-14.6%	12/31/2022	1.04	0	0	0.25%	-14.4%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.2%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.7%
12/31/2020	1.22	0	0	0.50%	8.6%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	4.2%
2022	2.9%
2021	2.0%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund K Class - 06-FRW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,332,167	$2,377,681	121,861
Receivables: investments sold	-
Payables: investments purchased	(22,897)
Net assets	$2,309,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,309,270	1,298,460	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$2,309,270	1,298,460

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56,255
Mortality & expense charges			(27,201)
Net investment income (loss)			29,054

Gain (loss) on investments:
Net realized gain (loss)			31,731
Realized gain distributions			189,558
Net change in unrealized appreciation (depreciation)			(74,556)
Net gain (loss)			146,733

Increase (decrease) in net assets from operations			$175,787

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,054	$7,151
Net realized gain (loss)		31,731	(59,724)
Realized gain distributions		189,558	32,412
Net change in unrealized appreciation (depreciation)		(74,556)	101,781

Increase (decrease) in net assets from operations		175,787	81,620

Contract owner transactions:
Proceeds from units sold		1,830,366	539,386
Cost of units redeemed		(377,097)	(460,311)
Account charges		(1,196)	(773)
Increase (decrease)		1,452,073	78,302
Net increase (decrease)		1,627,860	159,922
Net assets, beginning		681,410	521,488
Net assets, ending		$2,309,270	$681,410

Units sold		1,110,959	494,196
Units redeemed		(228,257)	(432,825)
Net increase (decrease)		882,702	61,371
Units outstanding, beginning		415,758	354,387
Units outstanding, ending		1,298,460	415,758

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,152,818
Cost of units redeemed/account charges			(1,236,083)
Net investment income (loss)			48,490
Net realized gain (loss)			(55,973)
Realized gain distributions			445,532
Net change in unrealized appreciation (depreciation)			(45,514)
Net assets			$2,309,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	1,298	$2,309	1.25%	8.5%	12/31/2024	$1.81	0	$0	1.00%	8.8%	12/31/2024	$1.85	0	$0	0.75%	9.1%
12/31/2023	1.64	416	681	1.25%	11.4%	12/31/2023	1.67	0	0	1.00%	11.7%	12/31/2023	1.69	0	0	0.75%	11.9%
12/31/2022	1.47	354	521	1.25%	-5.0%	12/31/2022	1.49	0	0	1.00%	-4.8%	12/31/2022	1.51	0	0	0.75%	-4.5%
12/31/2021	1.55	379	588	1.25%	19.0%	12/31/2021	1.57	0	0	1.00%	19.3%	12/31/2021	1.58	0	0	0.75%	19.6%
12/31/2020	1.30	352	458	1.25%	2.7%	12/31/2020	1.31	0	0	1.00%	3.0%	12/31/2020	1.33	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	9.3%	12/31/2024	$1.92	0	$0	0.25%	9.6%	12/31/2024	$1.95	0	$0	0.00%	9.9%
12/31/2023	1.72	0	0	0.50%	12.2%	12/31/2023	1.75	0	0	0.25%	12.5%	12/31/2023	1.78	0	0	0.00%	12.8%
12/31/2022	1.53	0	0	0.50%	-4.3%	12/31/2022	1.56	0	0	0.25%	-4.1%	12/31/2022	1.58	0	0	0.00%	-3.8%
12/31/2021	1.60	0	0	0.50%	19.9%	12/31/2021	1.62	0	0	0.25%	20.2%	12/31/2021	1.64	0	0	0.00%	20.5%
12/31/2020	1.34	0	0	0.50%	3.5%	12/31/2020	1.35	0	0	0.25%	3.7%	12/31/2020	1.36	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	2.5%
2022	1.6%
2021	1.6%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund K Class - 06-FRX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,832,843	$2,832,750	155,888
Receivables: investments sold	79,145
Payables: investments purchased	-
Net assets	$2,911,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,911,988	2,070,972	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$2,911,988	2,070,972

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,018
Mortality & expense charges			(35,608)
Net investment income (loss)			2,410

Gain (loss) on investments:
Net realized gain (loss)			13,006
Realized gain distributions			172,172
Net change in unrealized appreciation (depreciation)			27,114
Net gain (loss)			212,292

Increase (decrease) in net assets from operations			$214,702

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,410	$14,221
Net realized gain (loss)		13,006	(43,851)
Realized gain distributions		172,172	-
Net change in unrealized appreciation (depreciation)		27,114	303,182

Increase (decrease) in net assets from operations		214,702	273,552

Contract owner transactions:
Proceeds from units sold		357,084	716,453
Cost of units redeemed		(415,101)	(392,108)
Account charges		(3,385)	(2,550)
Increase (decrease)		(61,402)	321,795
Net increase (decrease)		153,300	595,347
Net assets, beginning		2,758,688	2,163,341
Net assets, ending		$2,911,988	$2,758,688

Units sold		262,857	597,920
Units redeemed		(309,541)	(330,273)
Net increase (decrease)		(46,684)	267,647
Units outstanding, beginning		2,117,656	1,850,009
Units outstanding, ending		2,070,972	2,117,656

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,987,867
Cost of units redeemed/account charges			(2,714,075)
Net investment income (loss)			(173)
Net realized gain (loss)			(85,028)
Realized gain distributions			723,304
Net change in unrealized appreciation (depreciation)			93
Net assets			$2,911,988

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	2,071	$2,912	1.25%	7.9%	12/31/2024	$1.43	0	$0	1.00%	8.2%	12/31/2024	$1.46	0	$0	0.75%	8.5%
12/31/2023	1.30	2,118	2,759	1.25%	11.4%	12/31/2023	1.32	0	0	1.00%	11.7%	12/31/2023	1.35	0	0	0.75%	12.0%
12/31/2022	1.17	1,850	2,163	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.20	0	0	0.75%	-16.4%
12/31/2021	1.41	1,662	2,338	1.25%	5.5%	12/31/2021	1.42	0	0	1.00%	5.8%	12/31/2021	1.44	0	0	0.75%	6.0%
12/31/2020	1.33	1,367	1,823	1.25%	19.8%	12/31/2020	1.35	0	0	1.00%	20.1%	12/31/2020	1.36	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	8.8%	12/31/2024	$1.52	0	$0	0.25%	9.0%	12/31/2024	$1.54	0	$0	0.00%	9.3%
12/31/2023	1.37	0	0	0.50%	12.2%	12/31/2023	1.39	0	0	0.25%	12.5%	12/31/2023	1.41	0	0	0.00%	12.8%
12/31/2022	1.22	0	0	0.50%	-16.2%	12/31/2022	1.24	0	0	0.25%	-16.0%	12/31/2022	1.25	0	0	0.00%	-15.8%
12/31/2021	1.46	0	0	0.50%	6.3%	12/31/2021	1.47	0	0	0.25%	6.6%	12/31/2021	1.49	0	0	0.00%	6.8%
12/31/2020	1.37	0	0	0.50%	20.7%	12/31/2020	1.38	0	0	0.25%	21.0%	12/31/2020	1.39	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.9%
2022	0.0%
2021	1.4%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,764,148	$1,477,791	40,766
Receivables: investments sold	1,037
Payables: investments purchased	-
Net assets	$1,765,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,765,185	913,211	$1.93
Band 100	-	-	1.99
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.11
Total	$1,765,185	913,211

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(24,010)
Net investment income (loss)			(24,010)

Gain (loss) on investments:
Net realized gain (loss)			72,942
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			154,071
Net gain (loss)			227,013

Increase (decrease) in net assets from operations			$203,003

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24,010)	$(32,083)
Net realized gain (loss)		72,942	(124,724)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		154,071	692,590

Increase (decrease) in net assets from operations		203,003	535,783

Contract owner transactions:
Proceeds from units sold		293,370	1,148,287
Cost of units redeemed		(1,400,758)	(872,453)
Account charges		(229)	(7,006)
Increase (decrease)		(1,107,617)	268,828
Net increase (decrease)		(904,614)	804,611
Net assets, beginning		2,669,799	1,865,188
Net assets, ending		$1,765,185	$2,669,799

Units sold		173,883	751,395
Units redeemed		(794,272)	(574,758)
Net increase (decrease)		(620,389)	176,637
Units outstanding, beginning		1,533,600	1,356,963
Units outstanding, ending		913,211	1,533,600

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,640,401
Cost of units redeemed/account charges			(10,607,826)
Net investment income (loss)			(230,686)
Net realized gain (loss)			291,653
Realized gain distributions			385,286
Net change in unrealized appreciation (depreciation)			286,357
Net assets			$1,765,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	913	$1,765	1.25%	11.0%	12/31/2024	$1.99	0	$0	1.00%	11.3%	12/31/2024	$2.00	0	$0	0.75%	11.6%
12/31/2023	1.74	1,534	2,670	1.25%	26.7%	12/31/2023	1.79	0	0	1.00%	27.0%	12/31/2023	1.79	0	0	0.75%	27.3%
12/31/2022	1.37	1,357	1,865	1.25%	-38.1%	12/31/2022	1.41	0	0	1.00%	-38.0%	12/31/2022	1.41	0	0	0.75%	-37.8%
12/31/2021	2.22	3,042	6,759	1.25%	13.1%	12/31/2021	2.27	0	0	1.00%	13.4%	12/31/2021	2.27	0	0	0.75%	13.6%
12/31/2020	1.97	1,666	3,274	1.25%	44.3%	12/31/2020	2.01	0	0	1.00%	44.7%	12/31/2020	2.00	0	0	0.75%	45.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	11.9%	12/31/2024	$2.08	0	$0	0.25%	12.2%	12/31/2024	$2.11	0	$0	0.00%	12.4%
12/31/2023	1.82	0	0	0.50%	27.6%	12/31/2023	1.85	0	0	0.25%	27.9%	12/31/2023	1.88	0	0	0.00%	28.2%
12/31/2022	1.43	0	0	0.50%	-37.7%	12/31/2022	1.45	0	0	0.25%	-37.5%	12/31/2022	1.47	0	0	0.00%	-37.4%
12/31/2021	2.29	0	0	0.50%	13.9%	12/31/2021	2.32	0	0	0.25%	14.2%	12/31/2021	2.34	0	0	0.00%	14.5%
12/31/2020	2.01	0	0	0.50%	45.4%	12/31/2020	2.03	0	0	0.25%	45.8%	12/31/2020	2.04	0	0	0.00%	46.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,084,039	$9,637,481	254,195
Receivables: investments sold	-
Payables: investments purchased	(6,202)
Net assets	$11,077,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,077,837	5,696,196	$1.94
Band 100	-	-	2.01
Band 75	-	-	2.02
Band 50	-	-	2.05
Band 25	-	-	2.09
Band 0	-	-	2.13
Total	$11,077,837	5,696,196

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(139,583)
Net investment income (loss)			(139,583)

Gain (loss) on investments:
Net realized gain (loss)			229,267
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,032,540
Net gain (loss)			1,261,807

Increase (decrease) in net assets from operations			$1,122,224

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(139,583)	$(131,397)
Net realized gain (loss)		229,267	(382,857)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,032,540	2,929,584

Increase (decrease) in net assets from operations		1,122,224	2,415,330

Contract owner transactions:
Proceeds from units sold		3,435,988	5,052,277
Cost of units redeemed		(5,834,545)	(2,936,691)
Account charges		(14,726)	(21,344)
Increase (decrease)		(2,413,283)	2,094,242
Net increase (decrease)		(1,291,059)	4,509,572
Net assets, beginning		12,368,896	7,859,324
Net assets, ending		$11,077,837	$12,368,896

Units sold		1,875,700	3,297,903
Units redeemed		(3,248,366)	(1,922,260)
Net increase (decrease)		(1,372,666)	1,375,643
Units outstanding, beginning		7,068,862	5,693,219
Units outstanding, ending		5,696,196	7,068,862

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,220,850
Cost of units redeemed/account charges			(22,393,325)
Net investment income (loss)			(569,276)
Net realized gain (loss)			846,010
Realized gain distributions			527,020
Net change in unrealized appreciation (depreciation)			1,446,558
Net assets			$11,077,837

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	5,696	$11,078	1.25%	11.1%	12/31/2024	$2.01	0	$0	1.00%	11.4%	12/31/2024	$2.02	0	$0	0.75%	11.7%
12/31/2023	1.75	7,069	12,369	1.25%	26.8%	12/31/2023	1.80	0	0	1.00%	27.1%	12/31/2023	1.80	0	0	0.75%	27.4%
12/31/2022	1.38	5,693	7,859	1.25%	-38.1%	12/31/2022	1.42	0	0	1.00%	-37.9%	12/31/2022	1.42	0	0	0.75%	-37.8%
12/31/2021	2.23	4,992	11,126	1.25%	13.2%	12/31/2021	2.28	0	0	1.00%	13.5%	12/31/2021	2.28	0	0	0.75%	13.7%
12/31/2020	1.97	3,270	6,440	1.25%	44.4%	12/31/2020	2.01	0	0	1.00%	44.8%	12/31/2020	2.00	0	0	0.75%	45.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	12.0%	12/31/2024	$2.09	0	$0	0.25%	12.3%	12/31/2024	$2.13	0	$0	0.00%	12.6%
12/31/2023	1.83	0	0	0.50%	27.7%	12/31/2023	1.86	0	0	0.25%	28.0%	12/31/2023	1.89	0	0	0.00%	28.3%
12/31/2022	1.43	0	0	0.50%	-37.6%	12/31/2022	1.45	0	0	0.25%	-37.4%	12/31/2022	1.47	0	0	0.00%	-37.3%
12/31/2021	2.30	0	0	0.50%	14.0%	12/31/2021	2.32	0	0	0.25%	14.3%	12/31/2021	2.35	0	0	0.00%	14.6%
12/31/2020	2.02	0	0	0.50%	45.5%	12/31/2020	2.03	0	0	0.25%	45.9%	12/31/2020	2.05	0	0	0.00%	46.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,738	$149,210	4,929
Receivables: investments sold	305
Payables: investments purchased	-
Net assets	$175,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,043	93,867	$1.86
Band 100	-	-	1.92
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$175,043	93,867

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,603)
Net investment income (loss)			(2,603)

Gain (loss) on investments:
Net realized gain (loss)			46,361
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(26,677)
Net gain (loss)			19,684

Increase (decrease) in net assets from operations			$17,081

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,603)	$(6,147)
Net realized gain (loss)		46,361	(89,819)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(26,677)	201,616

Increase (decrease) in net assets from operations		17,081	105,650

Contract owner transactions:
Proceeds from units sold		63,554	303,391
Cost of units redeemed		(482,607)	(207,417)
Account charges		(293)	(2,212)
Increase (decrease)		(419,346)	93,762
Net increase (decrease)		(402,265)	199,412
Net assets, beginning		577,308	377,896
Net assets, ending		$175,043	$577,308

Units sold		35,906	201,076
Units redeemed		(284,066)	(141,131)
Net increase (decrease)		(248,160)	59,945
Units outstanding, beginning		342,027	282,082
Units outstanding, ending		93,867	342,027

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,103,915
Cost of units redeemed/account charges			(4,143,163)
Net investment income (loss)			(31,818)
Net realized gain (loss)			161,831
Realized gain distributions			58,750
Net change in unrealized appreciation (depreciation)			25,528
Net assets			$175,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	94	$175	1.25%	10.5%	12/31/2024	$1.92	0	$0	1.00%	10.8%	12/31/2024	$1.93	0	$0	0.75%	11.0%
12/31/2023	1.69	342	577	1.25%	26.0%	12/31/2023	1.74	0	0	1.00%	26.3%	12/31/2023	1.74	0	0	0.75%	26.6%
12/31/2022	1.34	282	378	1.25%	-38.4%	12/31/2022	1.38	0	0	1.00%	-38.3%	12/31/2022	1.37	0	0	0.75%	-38.1%
12/31/2021	2.18	339	738	1.25%	12.5%	12/31/2021	2.23	0	0	1.00%	12.8%	12/31/2021	2.22	0	0	0.75%	13.1%
12/31/2020	1.93	262	507	1.25%	43.6%	12/31/2020	1.98	0	0	1.00%	43.9%	12/31/2020	1.96	0	0	0.75%	44.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	11.3%	12/31/2024	$2.00	0	$0	0.25%	11.6%	12/31/2024	$2.04	0	$0	0.00%	11.9%
12/31/2023	1.77	0	0	0.50%	26.9%	12/31/2023	1.79	0	0	0.25%	27.3%	12/31/2023	1.82	0	0	0.00%	27.6%
12/31/2022	1.39	0	0	0.50%	-38.0%	12/31/2022	1.41	0	0	0.25%	-37.8%	12/31/2022	1.43	0	0	0.00%	-37.7%
12/31/2021	2.24	0	0	0.50%	13.3%	12/31/2021	2.27	0	0	0.25%	13.6%	12/31/2021	2.29	0	0	0.00%	13.9%
12/31/2020	1.98	0	0	0.50%	44.6%	12/31/2020	2.00	0	0	0.25%	45.0%	12/31/2020	2.01	58	117	0.00%	45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund A Class - 06-FRY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,815,658
Cost of units redeemed/account charges			(19,775,409)
Net investment income (loss)			891,140
Net realized gain (loss)			68,611
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	5.8%	12/31/2024	$1.25	0	$0	1.00%	6.1%	12/31/2024	$1.28	0	$0	0.75%	6.3%
12/31/2023	1.16	0	0	1.25%	9.4%	12/31/2023	1.18	0	0	1.00%	9.7%	12/31/2023	1.20	0	0	0.75%	10.0%
12/31/2022	1.06	0	0	1.25%	-12.8%	12/31/2022	1.08	0	0	1.00%	-12.6%	12/31/2022	1.09	0	0	0.75%	-12.4%
12/31/2021	1.22	0	0	1.25%	5.5%	12/31/2021	1.23	0	0	1.00%	5.8%	12/31/2021	1.24	0	0	0.75%	6.1%
12/31/2020	1.15	5,737	6,616	1.25%	5.0%	12/31/2020	1.16	0	0	1.00%	5.3%	12/31/2020	1.17	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	6.6%	12/31/2024	$1.32	0	$0	0.25%	6.9%	12/31/2024	$1.35	0	$0	0.00%	7.1%
12/31/2023	1.22	0	0	0.50%	10.2%	12/31/2023	1.24	0	0	0.25%	10.5%	12/31/2023	1.26	0	0	0.00%	10.8%
12/31/2022	1.11	0	0	0.50%	-12.2%	12/31/2022	1.12	0	0	0.25%	-12.0%	12/31/2022	1.14	0	0	0.00%	-11.7%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.29	0	0	0.00%	6.8%
12/31/2020	1.18	0	0	0.50%	5.8%	12/31/2020	1.19	0	0	0.25%	6.1%	12/31/2020	1.21	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.7%
2020	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund K Class - 06-FTF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$324,950
Cost of units redeemed/account charges			(351,618)
Net investment income (loss)			14,263
Net realized gain (loss)			12,405
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	6.1%	12/31/2024	$1.28	0	$0	1.00%	6.4%	12/31/2024	$1.30	0	$0	0.75%	6.7%
12/31/2023	1.18	0	0	1.25%	9.8%	12/31/2023	1.20	0	0	1.00%	10.0%	12/31/2023	1.22	0	0	0.75%	10.3%
12/31/2022	1.08	0	0	1.25%	-12.6%	12/31/2022	1.09	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.23	0	0	1.25%	5.9%	12/31/2021	1.25	0	0	1.00%	6.2%	12/31/2021	1.26	0	0	0.75%	6.5%
12/31/2020	1.16	247	288	1.25%	5.2%	12/31/2020	1.17	0	0	1.00%	5.5%	12/31/2020	1.19	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	6.9%	12/31/2024	$1.35	0	$0	0.25%	7.2%	12/31/2024	$1.38	0	$0	0.00%	7.5%
12/31/2023	1.24	0	0	0.50%	10.6%	12/31/2023	1.26	0	0	0.25%	10.9%	12/31/2023	1.28	0	0	0.00%	11.1%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.5%
12/31/2021	1.28	0	0	0.50%	6.7%	12/31/2021	1.29	0	0	0.25%	7.0%	12/31/2021	1.31	0	0	0.00%	7.3%
12/31/2020	1.20	0	0	0.50%	6.0%	12/31/2020	1.21	0	0	0.25%	6.3%	12/31/2020	1.22	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.8%
2020	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,415	$72,447	7,810
Receivables: investments sold	2,549
Payables: investments purchased	-
Net assets	$73,964

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,964	65,576	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$73,964	65,576

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,367
Mortality & expense charges			(945)
Net investment income (loss)			2,422

Gain (loss) on investments:
Net realized gain (loss)			(446)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			725
Net gain (loss)			279

Increase (decrease) in net assets from operations			$2,701

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,422	$2,608
Net realized gain (loss)		(446)	(2,658)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		725	4,660

Increase (decrease) in net assets from operations		2,701	4,610

Contract owner transactions:
Proceeds from units sold		8,055	9,258
Cost of units redeemed		(18,179)	(43,183)
Account charges		(104)	(150)
Increase (decrease)		(10,228)	(34,075)
Net increase (decrease)		(7,527)	(29,465)
Net assets, beginning		81,491	110,956
Net assets, ending		$73,964	$81,491

Units sold		7,266	8,773
Units redeemed		(16,631)	(41,654)
Net increase (decrease)		(9,365)	(32,881)
Units outstanding, beginning		74,941	107,822
Units outstanding, ending		65,576	74,941

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,557,136
Cost of units redeemed/account charges			(31,007,776)
Net investment income (loss)			513,386
Net realized gain (loss)			(18,794)
Realized gain distributions			31,044
Net change in unrealized appreciation (depreciation)			(1,032)
Net assets			$73,964

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	66	$74	1.25%	3.7%	12/31/2024	$1.15	0	$0	1.00%	4.0%	12/31/2024	$1.17	0	$0	0.75%	4.2%
12/31/2023	1.09	75	81	1.25%	5.7%	12/31/2023	1.11	0	0	1.00%	5.9%	12/31/2023	1.12	0	0	0.75%	6.2%
12/31/2022	1.03	108	111	1.25%	-7.1%	12/31/2022	1.04	0	0	1.00%	-6.8%	12/31/2022	1.06	0	0	0.75%	-6.6%
12/31/2021	1.11	891	986	1.25%	-0.6%	12/31/2021	1.12	0	0	1.00%	-0.3%	12/31/2021	1.13	0	0	0.75%	-0.1%
12/31/2020	1.11	5,979	6,660	1.25%	5.6%	12/31/2020	1.12	0	0	1.00%	5.9%	12/31/2020	1.13	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	4.5%	12/31/2024	$1.22	0	$0	0.25%	4.8%	12/31/2024	$1.24	0	$0	0.00%	5.0%
12/31/2023	1.14	0	0	0.50%	6.5%	12/31/2023	1.16	0	0	0.25%	6.7%	12/31/2023	1.18	0	0	0.00%	7.0%
12/31/2022	1.07	0	0	0.50%	-6.4%	12/31/2022	1.09	0	0	0.25%	-6.1%	12/31/2022	1.10	0	0	0.00%	-5.9%
12/31/2021	1.15	0	0	0.50%	0.2%	12/31/2021	1.16	0	0	0.25%	0.4%	12/31/2021	1.17	0	0	0.00%	0.7%
12/31/2020	1.14	0	0	0.50%	6.4%	12/31/2020	1.15	0	0	0.25%	6.6%	12/31/2020	1.16	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.8%
2022	0.9%
2021	5.8%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,820	$338,236	36,197
Receivables: investments sold	2,334
Payables: investments purchased	-
Net assets	$343,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$343,154	295,688	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$343,154	295,688

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$364,134
Mortality & expense charges			(96,077)
Net investment income (loss)			268,057

Gain (loss) on investments:
Net realized gain (loss)			(703,726)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			687,639
Net gain (loss)			(16,087)

Increase (decrease) in net assets from operations			$251,970

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$268,057	$416,018
Net realized gain (loss)		(703,726)	(157,589)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		687,639	469,595

Increase (decrease) in net assets from operations		251,970	728,024

Contract owner transactions:
Proceeds from units sold		2,335,837	3,554,175
Cost of units redeemed		(15,668,334)	(2,502,672)
Account charges		(23,400)	(39,712)
Increase (decrease)		(13,355,897)	1,011,791
Net increase (decrease)		(13,103,927)	1,739,815
Net assets, beginning		13,447,081	11,707,266
Net assets, ending		$343,154	$13,447,081

Units sold		2,311,211	3,409,098
Units redeemed		(14,075,739)	(2,481,684)
Net increase (decrease)		(11,764,528)	927,414
Units outstanding, beginning		12,060,216	11,132,802
Units outstanding, ending		295,688	12,060,216

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,490,402
Cost of units redeemed/account charges			(25,223,281)
Net investment income (loss)			951,470
Net realized gain (loss)			(1,101,329)
Realized gain distributions			223,308
Net change in unrealized appreciation (depreciation)			2,584
Net assets			$343,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	296	$343	1.25%	4.1%	12/31/2024	$1.18	0	$0	1.00%	4.3%	12/31/2024	$1.21	0	$0	0.75%	4.6%
12/31/2023	1.11	12,060	13,447	1.25%	6.0%	12/31/2023	1.13	0	0	1.00%	6.3%	12/31/2023	1.15	0	0	0.75%	6.6%
12/31/2022	1.05	11,133	11,707	1.25%	-6.7%	12/31/2022	1.07	0	0	1.00%	-6.5%	12/31/2022	1.08	0	0	0.75%	-6.3%
12/31/2021	1.13	13,028	14,687	1.25%	-0.2%	12/31/2021	1.14	0	0	1.00%	0.0%	12/31/2021	1.15	0	0	0.75%	0.3%
12/31/2020	1.13	341	385	1.25%	6.0%	12/31/2020	1.14	0	0	1.00%	6.2%	12/31/2020	1.15	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	4.9%	12/31/2024	$1.25	0	$0	0.25%	5.1%	12/31/2024	$1.27	0	$0	0.00%	5.4%
12/31/2023	1.17	0	0	0.50%	6.8%	12/31/2023	1.19	0	0	0.25%	7.1%	12/31/2023	1.21	0	0	0.00%	7.4%
12/31/2022	1.10	0	0	0.50%	-6.0%	12/31/2022	1.11	0	0	0.25%	-5.8%	12/31/2022	1.13	0	0	0.00%	-5.6%
12/31/2021	1.17	0	0	0.50%	0.5%	12/31/2021	1.18	0	0	0.25%	0.8%	12/31/2021	1.19	0	0	0.00%	1.0%
12/31/2020	1.16	0	0	0.50%	6.8%	12/31/2020	1.17	0	0	0.25%	7.0%	12/31/2020	1.18	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	4.5%
2022	2.8%
2021	1.1%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$401,575	$371,934	18,745
Receivables: investments sold	329
Payables: investments purchased	-
Net assets	$401,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,904	82,617	$4.86
Band 100	-	-	5.06
Band 75	-	-	5.26
Band 50	-	-	5.47
Band 25	-	-	5.69
Band 0	-	-	5.92
Total	$401,904	82,617

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$997
Mortality & expense charges			(4,272)
Net investment income (loss)			(3,275)

Gain (loss) on investments:
Net realized gain (loss)			(473)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,137
Net gain (loss)			42,664

Increase (decrease) in net assets from operations			$39,389

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,275)	$(2,490)
Net realized gain (loss)		(473)	(14,831)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		43,137	53,331

Increase (decrease) in net assets from operations		39,389	36,010

Contract owner transactions:
Proceeds from units sold		180,428	50,225
Cost of units redeemed		(69,740)	(62,809)
Account charges		(481)	(330)
Increase (decrease)		110,207	(12,914)
Net increase (decrease)		149,596	23,096
Net assets, beginning		252,308	229,212
Net assets, ending		$401,904	$252,308

Units sold		39,729	12,694
Units redeemed		(15,537)	(16,508)
Net increase (decrease)		24,192	(3,814)
Units outstanding, beginning		58,425	62,239
Units outstanding, ending		82,617	58,425

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,065,907
Cost of units redeemed/account charges			(5,322,290)
Net investment income (loss)			(60,702)
Net realized gain (loss)			60,219
Realized gain distributions			629,129
Net change in unrealized appreciation (depreciation)			29,641
Net assets			$401,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.86	83	$402	1.25%	12.6%	12/31/2024	$5.06	0	$0	1.00%	12.9%	12/31/2024	$5.26	0	$0	0.75%	13.2%
12/31/2023	4.32	58	252	1.25%	17.3%	12/31/2023	4.48	0	0	1.00%	17.6%	12/31/2023	4.65	0	0	0.75%	17.8%
12/31/2022	3.68	62	229	1.25%	-25.9%	12/31/2022	3.81	0	0	1.00%	-25.7%	12/31/2022	3.94	0	0	0.75%	-25.5%
12/31/2021	4.97	46	231	1.25%	2.3%	12/31/2021	5.13	0	0	1.00%	2.5%	12/31/2021	5.29	0	0	0.75%	2.8%
12/31/2020	4.86	75	365	1.25%	31.7%	12/31/2020	5.00	0	0	1.00%	32.1%	12/31/2020	5.15	0	0	0.75%	32.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.47	0	$0	0.50%	13.5%	12/31/2024	$5.69	0	$0	0.25%	13.8%	12/31/2024	$5.92	0	$0	0.00%	14.1%
12/31/2023	4.82	0	0	0.50%	18.1%	12/31/2023	5.00	0	0	0.25%	18.4%	12/31/2023	5.19	0	0	0.00%	18.7%
12/31/2022	4.08	0	0	0.50%	-25.3%	12/31/2022	4.22	0	0	0.25%	-25.1%	12/31/2022	4.37	0	0	0.00%	-24.9%
12/31/2021	5.46	0	0	0.50%	3.0%	12/31/2021	5.64	0	0	0.25%	3.3%	12/31/2021	5.82	0	0	0.00%	3.6%
12/31/2020	5.30	0	0	0.50%	32.7%	12/31/2020	5.46	0	0	0.25%	33.1%	12/31/2020	5.62	0	0	0.00%	33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.3%
2022	0.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio K Class - 06-33K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,590,315	$4,691,550	644,935
Receivables: investments sold	-
Payables: investments purchased	(10,368)
Net assets	$4,579,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,579,947	3,557,064	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$4,579,947	3,557,064

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$311,729
Mortality & expense charges			(54,924)
Net investment income (loss)			256,805

Gain (loss) on investments:
Net realized gain (loss)			(13,847)
Realized gain distributions			18,120
Net change in unrealized appreciation (depreciation)			49,262
Net gain (loss)			53,535

Increase (decrease) in net assets from operations			$310,340

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$256,805	$197,390
Net realized gain (loss)		(13,847)	(59,754)
Realized gain distributions		18,120	-
Net change in unrealized appreciation (depreciation)		49,262	268,811

Increase (decrease) in net assets from operations		310,340	406,447

Contract owner transactions:
Proceeds from units sold		4,806,772	5,088,843
Cost of units redeemed		(4,637,426)	(4,446,013)
Account charges		(8,582)	(6,961)
Increase (decrease)		160,764	635,869
Net increase (decrease)		471,104	1,042,316
Net assets, beginning		4,108,843	3,066,527
Net assets, ending		$4,579,947	$4,108,843

Units sold		3,908,775	4,520,804
Units redeemed		(3,779,206)	(3,965,810)
Net increase (decrease)		129,569	554,994
Units outstanding, beginning		3,427,495	2,872,501
Units outstanding, ending		3,557,064	3,427,495

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,669,272
Cost of units redeemed/account charges			(13,610,505)
Net investment income (loss)			737,081
Net realized gain (loss)			(144,821)
Realized gain distributions			30,155
Net change in unrealized appreciation (depreciation)			(101,235)
Net assets			$4,579,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	3,557	$4,580	1.25%	7.4%	12/31/2024	$1.31	0	$0	1.00%	7.7%	12/31/2024	$1.33	0	$0	0.75%	7.9%
12/31/2023	1.20	3,427	4,109	1.25%	12.3%	12/31/2023	1.22	0	0	1.00%	12.6%	12/31/2023	1.23	0	0	0.75%	12.9%
12/31/2022	1.07	2,873	3,067	1.25%	-11.5%	12/31/2022	1.08	0	0	1.00%	-11.2%	12/31/2022	1.09	0	0	0.75%	-11.0%
12/31/2021	1.21	2,408	2,903	1.25%	4.5%	12/31/2021	1.22	0	0	1.00%	4.8%	12/31/2021	1.23	0	0	0.75%	5.0%
12/31/2020	1.15	1,159	1,337	1.25%	4.7%	12/31/2020	1.16	0	0	1.00%	4.9%	12/31/2020	1.17	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	8.2%	12/31/2024	$1.38	0	$0	0.25%	8.5%	12/31/2024	$1.40	0	$0	0.00%	8.8%
12/31/2023	1.25	0	0	0.50%	13.1%	12/31/2023	1.27	0	0	0.25%	13.4%	12/31/2023	1.29	0	0	0.00%	13.7%
12/31/2022	1.11	0	0	0.50%	-10.8%	12/31/2022	1.12	0	0	0.25%	-10.6%	12/31/2022	1.13	0	0	0.00%	-10.4%
12/31/2021	1.24	0	0	0.50%	5.3%	12/31/2021	1.25	0	0	0.25%	5.6%	12/31/2021	1.27	0	0	0.00%	5.8%
12/31/2020	1.18	0	0	0.50%	5.4%	12/31/2020	1.19	0	0	0.25%	5.7%	12/31/2020	1.20	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.2%
2023	6.7%
2022	5.5%
2021	4.7%
2020	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Inflation Protected Bond Fund K Class - 06-3N3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,370	$174,752	18,274
Receivables: investments sold	321
Payables: investments purchased	-
Net assets	$172,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,691	154,070	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$172,691	154,070

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,993
Mortality & expense charges			(2,008)
Net investment income (loss)			3,985

Gain (loss) on investments:
Net realized gain (loss)			(110)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,362)
Net gain (loss)			(3,472)

Increase (decrease) in net assets from operations			$513

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,985	$1,399
Net realized gain (loss)		(110)	(588)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,362)	3,903

Increase (decrease) in net assets from operations		513	4,714

Contract owner transactions:
Proceeds from units sold		57,631	128,226
Cost of units redeemed		(48,458)	(7,701)
Account charges		(44)	(12)
Increase (decrease)		9,129	120,513
Net increase (decrease)		9,642	125,227
Net assets, beginning		163,049	37,822
Net assets, ending		$172,691	$163,049

Units sold		50,828	118,643
Units redeemed		(43,117)	(7,070)
Net increase (decrease)		7,711	111,573
Units outstanding, beginning		146,359	34,786
Units outstanding, ending		154,070	146,359

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$290,056
Cost of units redeemed/account charges			(120,589)
Net investment income (loss)			6,843
Net realized gain (loss)			(1,512)
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			(2,382)
Net assets			$172,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	154	$173	1.25%	0.6%	12/31/2024	$1.14	0	$0	1.00%	0.9%	12/31/2024	$1.16	0	$0	0.75%	1.1%
12/31/2023	1.11	146	163	1.25%	2.5%	12/31/2023	1.13	0	0	1.00%	2.7%	12/31/2023	1.14	0	0	0.75%	3.0%
12/31/2022	1.09	35	38	1.25%	-12.6%	12/31/2022	1.10	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.24	13	16	1.25%	4.6%	12/31/2021	1.25	0	0	1.00%	4.8%	12/31/2021	1.26	0	0	0.75%	5.1%
12/31/2020	1.19	7	9	1.25%	10.5%	12/31/2020	1.20	0	0	1.00%	10.7%	12/31/2020	1.20	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	1.4%	12/31/2024	$1.19	0	$0	0.25%	1.6%	12/31/2024	$1.21	0	$0	0.00%	1.9%
12/31/2023	1.16	0	0	0.50%	3.2%	12/31/2023	1.17	0	0	0.25%	3.5%	12/31/2023	1.19	0	0	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-11.9%	12/31/2022	1.13	0	0	0.25%	-11.7%	12/31/2022	1.14	0	0	0.00%	-11.5%
12/31/2021	1.27	0	0	0.50%	5.3%	12/31/2021	1.28	0	0	0.25%	5.6%	12/31/2021	1.29	0	0	0.00%	5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.22	0	0	0.25%	11.6%	12/31/2020	1.22	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	2.2%
2022	4.6%
2021	5.4%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares S&P 500 Index Fund K Class - 06-3G4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,213,536	$11,366,934	20,615
Receivables: investments sold	-
Payables: investments purchased	(28,329)
Net assets	$14,185,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,185,207	6,667,576	$2.13
Band 100	-	-	2.16
Band 75	-	-	2.20
Band 50	-	-	2.23
Band 25	-	-	2.27
Band 0	-	-	2.31
Total	$14,185,207	6,667,576

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$165,203
Mortality & expense charges			(143,812)
Net investment income (loss)			21,391

Gain (loss) on investments:
Net realized gain (loss)			604,611
Realized gain distributions			22,854
Net change in unrealized appreciation (depreciation)			1,689,761
Net gain (loss)			2,317,226

Increase (decrease) in net assets from operations			$2,338,617

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,391	$31,188
Net realized gain (loss)		604,611	29,660
Realized gain distributions		22,854	5,680
Net change in unrealized appreciation (depreciation)		1,689,761	1,641,244

Increase (decrease) in net assets from operations		2,338,617	1,707,772

Contract owner transactions:
Proceeds from units sold		10,588,894	1,499,872
Cost of units redeemed		(7,657,135)	(833,101)
Account charges		(15,826)	(12,036)
Increase (decrease)		2,915,933	654,735
Net increase (decrease)		5,254,550	2,362,507
Net assets, beginning		8,930,657	6,568,150
Net assets, ending		$14,185,207	$8,930,657

Units sold		5,556,875	988,149
Units redeemed		(4,068,632)	(557,955)
Net increase (decrease)		1,488,243	430,194
Units outstanding, beginning		5,179,333	4,749,139
Units outstanding, ending		6,667,576	5,179,333

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,650,289
Cost of units redeemed/account charges			(19,558,390)
Net investment income (loss)			127,159
Net realized gain (loss)			2,020,902
Realized gain distributions			98,645
Net change in unrealized appreciation (depreciation)			2,846,602
Net assets			$14,185,207

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	6,668	$14,185	1.25%	23.4%	12/31/2024	$2.16	0	$0	1.00%	23.7%	12/31/2024	$2.20	0	$0	0.75%	24.0%
12/31/2023	1.72	5,179	8,931	1.25%	24.7%	12/31/2023	1.75	0	0	1.00%	25.0%	12/31/2023	1.77	0	0	0.75%	25.3%
12/31/2022	1.38	4,749	6,568	1.25%	-19.1%	12/31/2022	1.40	0	0	1.00%	-18.9%	12/31/2022	1.41	0	0	0.75%	-18.7%
12/31/2021	1.71	4,435	7,585	1.25%	27.0%	12/31/2021	1.73	0	0	1.00%	27.4%	12/31/2021	1.74	0	0	0.75%	27.7%
12/31/2020	1.35	3,684	4,960	1.25%	17.0%	12/31/2020	1.35	0	0	1.00%	17.2%	12/31/2020	1.36	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	0	$0	0.50%	24.3%	12/31/2024	$2.27	0	$0	0.25%	24.6%	12/31/2024	$2.31	0	$0	0.00%	24.9%
12/31/2023	1.80	0	0	0.50%	25.6%	12/31/2023	1.82	0	0	0.25%	25.9%	12/31/2023	1.85	0	0	0.00%	26.2%
12/31/2022	1.43	0	0	0.50%	-18.5%	12/31/2022	1.45	0	0	0.25%	-18.3%	12/31/2022	1.46	0	0	0.00%	-18.1%
12/31/2021	1.76	0	0	0.50%	28.0%	12/31/2021	1.77	0	0	0.25%	28.3%	12/31/2021	1.79	0	0	0.00%	28.6%
12/31/2020	1.37	0	0	0.50%	17.8%	12/31/2020	1.38	0	0	0.25%	18.1%	12/31/2020	1.39	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.5%
2021	1.3%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell Mid-Cap Index Fund K Class - 06-3GM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,511,256	$1,425,199	101,601
Receivables: investments sold	-
Payables: investments purchased	(1,457)
Net assets	$1,509,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,509,799	908,171	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$1,509,799	908,171

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,125
Mortality & expense charges			(12,303)
Net investment income (loss)			6,822

Gain (loss) on investments:
Net realized gain (loss)			7,703
Realized gain distributions			70,359
Net change in unrealized appreciation (depreciation)			65,542
Net gain (loss)			143,604

Increase (decrease) in net assets from operations			$150,426

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,822	$2,931
Net realized gain (loss)		7,703	(2,614)
Realized gain distributions		70,359	7,592
Net change in unrealized appreciation (depreciation)		65,542	63,853

Increase (decrease) in net assets from operations		150,426	71,762

Contract owner transactions:
Proceeds from units sold		1,697,437	99,347
Cost of units redeemed		(856,686)	(92,549)
Account charges		(494)	(293)
Increase (decrease)		840,257	6,505
Net increase (decrease)		990,683	78,267
Net assets, beginning		519,116	440,849
Net assets, ending		$1,509,799	$519,116

Units sold		1,114,027	74,122
Units redeemed		(561,434)	(68,282)
Net increase (decrease)		552,593	5,840
Units outstanding, beginning		355,578	349,738
Units outstanding, ending		908,171	355,578

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,523,020
Cost of units redeemed/account charges			(1,230,454)
Net investment income (loss)			16,376
Net realized gain (loss)			11,937
Realized gain distributions			102,863
Net change in unrealized appreciation (depreciation)			86,057
Net assets			$1,509,799

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	908	$1,510	1.25%	13.9%	12/31/2024	$1.69	0	$0	1.00%	14.2%	12/31/2024	$1.72	0	$0	0.75%	14.4%
12/31/2023	1.46	356	519	1.25%	15.8%	12/31/2023	1.48	0	0	1.00%	16.1%	12/31/2023	1.50	0	0	0.75%	16.4%
12/31/2022	1.26	350	441	1.25%	-18.3%	12/31/2022	1.27	0	0	1.00%	-18.1%	12/31/2022	1.29	0	0	0.75%	-17.9%
12/31/2021	1.54	309	477	1.25%	21.1%	12/31/2021	1.56	0	0	1.00%	21.4%	12/31/2021	1.57	0	0	0.75%	21.7%
12/31/2020	1.27	159	202	1.25%	15.7%	12/31/2020	1.28	0	0	1.00%	16.0%	12/31/2020	1.29	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	14.7%	12/31/2024	$1.77	0	$0	0.25%	15.0%	12/31/2024	$1.80	0	$0	0.00%	15.3%
12/31/2023	1.52	0	0	0.50%	16.7%	12/31/2023	1.54	0	0	0.25%	17.0%	12/31/2023	1.56	0	0	0.00%	17.3%
12/31/2022	1.30	0	0	0.50%	-17.7%	12/31/2022	1.32	0	0	0.25%	-17.4%	12/31/2022	1.33	0	0	0.00%	-17.2%
12/31/2021	1.58	0	0	0.50%	22.0%	12/31/2021	1.60	0	0	0.25%	22.3%	12/31/2021	1.61	0	0	0.00%	22.6%
12/31/2020	1.30	0	0	0.50%	16.5%	12/31/2020	1.31	0	0	0.25%	16.8%	12/31/2020	1.31	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.6%
2022	1.6%
2021	1.3%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,526,161	$1,433,911	62,349
Receivables: investments sold	788
Payables: investments purchased	-
Net assets	$1,526,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,526,949	1,149,730	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$1,526,949	1,149,730

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,337
Mortality & expense charges			(15,829)
Net investment income (loss)			12,508

Gain (loss) on investments:
Net realized gain (loss)			26,814
Realized gain distributions			41,691
Net change in unrealized appreciation (depreciation)			46,811
Net gain (loss)			115,316

Increase (decrease) in net assets from operations			$127,824

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,508	$4,828
Net realized gain (loss)		26,814	(3,885)
Realized gain distributions		41,691	13,614
Net change in unrealized appreciation (depreciation)		46,811	115,610

Increase (decrease) in net assets from operations		127,824	130,167

Contract owner transactions:
Proceeds from units sold		1,025,575	323,650
Cost of units redeemed		(656,830)	(189,050)
Account charges		(2,192)	(2,484)
Increase (decrease)		366,553	132,116
Net increase (decrease)		494,377	262,283
Net assets, beginning		1,032,572	770,289
Net assets, ending		$1,526,949	$1,032,572

Units sold		828,694	289,661
Units redeemed		(534,810)	(171,226)
Net increase (decrease)		293,884	118,435
Units outstanding, beginning		855,846	737,411
Units outstanding, ending		1,149,730	855,846

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,896,664
Cost of units redeemed/account charges			(1,667,179)
Net investment income (loss)			21,245
Net realized gain (loss)			64,404
Realized gain distributions			119,565
Net change in unrealized appreciation (depreciation)			92,250
Net assets			$1,526,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	1,150	$1,527	1.25%	10.1%	12/31/2024	$1.35	0	$0	1.00%	10.4%	12/31/2024	$1.37	0	$0	0.75%	10.6%
12/31/2023	1.21	856	1,033	1.25%	15.5%	12/31/2023	1.22	0	0	1.00%	15.8%	12/31/2023	1.24	0	0	0.75%	16.1%
12/31/2022	1.04	737	770	1.25%	-21.3%	12/31/2022	1.06	0	0	1.00%	-21.1%	12/31/2022	1.07	0	0	0.75%	-20.9%
12/31/2021	1.33	727	966	1.25%	13.4%	12/31/2021	1.34	0	0	1.00%	13.6%	12/31/2021	1.35	0	0	0.75%	13.9%
12/31/2020	1.17	507	594	1.25%	18.5%	12/31/2020	1.18	0	0	1.00%	18.8%	12/31/2020	1.19	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	10.9%	12/31/2024	$1.42	0	$0	0.25%	11.2%	12/31/2024	$1.44	0	$0	0.00%	11.5%
12/31/2023	1.26	0	0	0.50%	16.4%	12/31/2023	1.27	0	0	0.25%	16.7%	12/31/2023	1.29	0	0	0.00%	16.9%
12/31/2022	1.08	0	0	0.50%	-20.7%	12/31/2022	1.09	0	0	0.25%	-20.5%	12/31/2022	1.10	0	0	0.00%	-20.3%
12/31/2021	1.36	0	0	0.50%	14.2%	12/31/2021	1.37	0	0	0.25%	14.5%	12/31/2021	1.39	0	0	0.00%	14.8%
12/31/2020	1.19	0	0	0.50%	19.4%	12/31/2020	1.20	0	0	0.25%	19.7%	12/31/2020	1.21	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.7%
2022	1.3%
2021	1.3%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI EAFE International Index Fund K Class - 06-3VK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,258,640	$3,462,022	219,187
Receivables: investments sold	88,350
Payables: investments purchased	-
Net assets	$3,346,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,346,990	2,526,942	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$3,346,990	2,526,942

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$104,289
Mortality & expense charges			(21,043)
Net investment income (loss)			83,246

Gain (loss) on investments:
Net realized gain (loss)			21,936
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(254,853)
Net gain (loss)			(232,917)

Increase (decrease) in net assets from operations			$(149,671)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$83,246	$13,167
Net realized gain (loss)		21,936	5,066
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(254,853)	46,332

Increase (decrease) in net assets from operations		(149,671)	64,565

Contract owner transactions:
Proceeds from units sold		3,301,645	326,016
Cost of units redeemed		(401,831)	(83,523)
Account charges		(9,388)	(936)
Increase (decrease)		2,890,426	241,557
Net increase (decrease)		2,740,755	306,122
Net assets, beginning		606,235	300,113
Net assets, ending		$3,346,990	$606,235

Units sold		2,359,126	272,157
Units redeemed		(301,044)	(74,570)
Net increase (decrease)		2,058,082	197,587
Units outstanding, beginning		468,860	271,273
Units outstanding, ending		2,526,942	468,860

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,435,332
Cost of units redeemed/account charges			(1,011,466)
Net investment income (loss)			106,820
Net realized gain (loss)			19,686
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(203,382)
Net assets			$3,346,990

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	2,527	$3,347	1.25%	2.4%	12/31/2024	$1.34	0	$0	1.00%	2.7%	12/31/2024	$1.36	0	$0	0.75%	3.0%
12/31/2023	1.29	469	606	1.25%	16.9%	12/31/2023	1.31	0	0	1.00%	17.2%	12/31/2023	1.32	0	0	0.75%	17.5%
12/31/2022	1.11	271	300	1.25%	-15.1%	12/31/2022	1.12	0	0	1.00%	-14.9%	12/31/2022	1.13	0	0	0.75%	-14.7%
12/31/2021	1.30	150	195	1.25%	9.9%	12/31/2021	1.31	0	0	1.00%	10.2%	12/31/2021	1.32	0	0	0.75%	10.5%
12/31/2020	1.19	73	86	1.25%	6.7%	12/31/2020	1.19	0	0	1.00%	7.0%	12/31/2020	1.20	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	3.2%	12/31/2024	$1.40	0	$0	0.25%	3.5%	12/31/2024	$1.43	0	$0	0.00%	3.7%
12/31/2023	1.34	0	0	0.50%	17.8%	12/31/2023	1.36	0	0	0.25%	18.0%	12/31/2023	1.37	0	0	0.00%	18.3%
12/31/2022	1.14	0	0	0.50%	-14.5%	12/31/2022	1.15	0	0	0.25%	-14.3%	12/31/2022	1.16	0	0	0.00%	-14.1%
12/31/2021	1.33	0	0	0.50%	10.8%	12/31/2021	1.34	0	0	0.25%	11.1%	12/31/2021	1.35	0	0	0.00%	11.3%
12/31/2020	1.20	0	0	0.50%	7.5%	12/31/2020	1.21	0	0	0.25%	7.8%	12/31/2020	1.21	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	3.9%
2022	3.3%
2021	4.0%
2020	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Total U.S. Stock Market Index Fund K Class - 06-3XR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,943	$7,520	295
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$7,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,942	3,814	$2.08
Band 100	-	-	2.11
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.23
Total	$7,942	3,814

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58
Mortality & expense charges			(38)
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			423
Net gain (loss)			425

Increase (decrease) in net assets from operations			$445

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		423	-

Increase (decrease) in net assets from operations		445	-

Contract owner transactions:
Proceeds from units sold		7,500	-
Cost of units redeemed		-	-
Account charges		(3)	-
Increase (decrease)		7,497	-
Net increase (decrease)		7,942	-
Net assets, beginning		-	-
Net assets, ending		$7,942	$-

Units sold		3,815	-
Units redeemed		(1)	-
Net increase (decrease)		3,814	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,814	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,500
Cost of units redeemed/account charges			(3)
Net investment income (loss)			20
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			423
Net assets			$7,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	4	$8	1.25%	22.3%	12/31/2024	$2.11	0	$0	1.00%	22.6%	12/31/2024	$2.14	0	$0	0.75%	22.9%
12/31/2023	1.70	0	0	1.25%	24.5%	12/31/2023	1.72	0	0	1.00%	24.8%	12/31/2023	1.74	0	0	0.75%	25.1%
12/31/2022	1.37	0	0	1.25%	-20.1%	12/31/2022	1.38	0	0	1.00%	-19.9%	12/31/2022	1.39	0	0	0.75%	-19.7%
12/31/2021	1.71	0	0	1.25%	24.0%	12/31/2021	1.72	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.38	0	0	1.25%	19.3%	12/31/2020	1.39	0	0	1.00%	19.6%	12/31/2020	1.39	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	0.50%	23.2%	12/31/2024	$2.20	0	$0	0.25%	23.5%	12/31/2024	$2.23	0	$0	0.00%	23.8%
12/31/2023	1.76	0	0	0.50%	25.4%	12/31/2023	1.78	0	0	0.25%	25.7%	12/31/2023	1.80	0	0	0.00%	26.0%
12/31/2022	1.41	0	0	0.50%	-19.5%	12/31/2022	1.42	0	0	0.25%	-19.3%	12/31/2022	1.43	0	0	0.00%	-19.1%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.76	0	0	0.25%	25.3%	12/31/2021	1.77	0	0	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	20.2%	12/31/2020	1.40	0	0	0.25%	20.5%	12/31/2020	1.41	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$269,713	$274,138	30,726
Receivables: investments sold	3,750
Payables: investments purchased	-
Net assets	$273,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,463	277,850	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$273,463	277,850

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,974
Mortality & expense charges			(3,119)
Net investment income (loss)			5,855

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,139)
Net gain (loss)			(5,143)

Increase (decrease) in net assets from operations			$712

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,855	$2,816
Net realized gain (loss)		(4)	(93)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,139)	3,300

Increase (decrease) in net assets from operations		712	6,023

Contract owner transactions:
Proceeds from units sold		69,500	111,223
Cost of units redeemed		(6,544)	(5,286)
Account charges		(39)	(60)
Increase (decrease)		62,917	105,877
Net increase (decrease)		63,629	111,900
Net assets, beginning		209,834	97,934
Net assets, ending		$273,463	$209,834

Units sold		70,961	115,124
Units redeemed		(6,605)	(5,556)
Net increase (decrease)		64,356	109,568
Units outstanding, beginning		213,494	103,926
Units outstanding, ending		277,850	213,494

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$332,925
Cost of units redeemed/account charges			(62,995)
Net investment income (loss)			9,415
Net realized gain (loss)			(1,521)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			(4,425)
Net assets			$273,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	278	$273	1.25%	0.1%	12/31/2024	$1.00	0	$0	1.00%	0.4%	12/31/2024	$1.01	0	$0	0.75%	0.6%
12/31/2023	0.98	213	210	1.25%	4.3%	12/31/2023	0.99	0	0	1.00%	4.6%	12/31/2023	1.01	0	0	0.75%	4.8%
12/31/2022	0.94	104	98	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.96	0	0	0.75%	-13.7%
12/31/2021	1.10	15	16	1.25%	-3.0%	12/31/2021	1.11	0	0	1.00%	-2.8%	12/31/2021	1.11	0	0	0.75%	-2.5%
12/31/2020	1.13	28	31	1.25%	6.3%	12/31/2020	1.14	0	0	1.00%	6.6%	12/31/2020	1.14	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	0.9%	12/31/2024	$1.04	0	$0	0.25%	1.1%	12/31/2024	$1.06	0	$0	0.00%	1.4%
12/31/2023	1.02	0	0	0.50%	5.1%	12/31/2023	1.03	0	0	0.25%	5.3%	12/31/2023	1.04	0	0	0.00%	5.6%
12/31/2022	0.97	0	0	0.50%	-13.5%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	0.99	0	0	0.00%	-13.0%
12/31/2021	1.12	0	0	0.50%	-2.3%	12/31/2021	1.13	0	0	0.25%	-2.0%	12/31/2021	1.14	0	0	0.00%	-1.8%
12/31/2020	1.15	0	0	0.50%	7.1%	12/31/2020	1.15	0	0	0.25%	7.4%	12/31/2020	1.16	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	3.0%
2022	1.8%
2021	0.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 1000LgCp Idx K Class - 06-46P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,848	$349,740	11,857
Receivables: investments sold	-
Payables: investments purchased	(7,425)
Net assets	$444,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,423	220,242	$2.02
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.13
Band 0	-	-	2.16
Total	$444,423	220,242

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,194
Mortality & expense charges			(6,216)
Net investment income (loss)			(22)

Gain (loss) on investments:
Net realized gain (loss)			34,475
Realized gain distributions			797
Net change in unrealized appreciation (depreciation)			67,768
Net gain (loss)			103,040

Increase (decrease) in net assets from operations			$103,018

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22)	$1,344
Net realized gain (loss)		34,475	9,815
Realized gain distributions		797	-
Net change in unrealized appreciation (depreciation)		67,768	32,198

Increase (decrease) in net assets from operations		103,018	43,357

Contract owner transactions:
Proceeds from units sold		36,111	437,865
Cost of units redeemed		(176,642)	(60,042)
Account charges		(684)	(149)
Increase (decrease)		(141,215)	377,674
Net increase (decrease)		(38,197)	421,031
Net assets, beginning		482,620	61,589
Net assets, ending		$444,423	$482,620

Units sold		19,369	286,489
Units redeemed		(93,048)	(39,421)
Net increase (decrease)		(73,679)	247,068
Units outstanding, beginning		293,921	46,853
Units outstanding, ending		220,242	293,921

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$653,228
Cost of units redeemed/account charges			(382,832)
Net investment income (loss)			1,879
Net realized gain (loss)			68,329
Realized gain distributions			1,711
Net change in unrealized appreciation (depreciation)			102,108
Net assets			$444,423

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	220	$444	1.25%	22.9%	12/31/2024	$2.04	0	$0	1.00%	23.2%	12/31/2024	$2.07	0	$0	0.75%	23.5%
12/31/2023	1.64	294	483	1.25%	24.9%	12/31/2023	1.66	0	0	1.00%	25.2%	12/31/2023	1.68	0	0	0.75%	25.5%
12/31/2022	1.31	47	62	1.25%	-20.1%	12/31/2022	1.33	0	0	1.00%	-19.9%	12/31/2022	1.34	0	0	0.75%	-19.7%
12/31/2021	1.65	66	109	1.25%	24.8%	12/31/2021	1.66	0	0	1.00%	25.1%	12/31/2021	1.67	0	0	0.75%	25.4%
12/31/2020	1.32	61	80	1.25%	19.3%	12/31/2020	1.32	0	0	1.00%	19.6%	12/31/2020	1.33	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	23.8%	12/31/2024	$2.13	0	$0	0.25%	24.1%	12/31/2024	$2.16	0	$0	0.00%	24.4%
12/31/2023	1.70	0	0	0.50%	25.8%	12/31/2023	1.71	0	0	0.25%	26.2%	12/31/2023	1.73	0	0	0.00%	26.5%
12/31/2022	1.35	0	0	0.50%	-19.5%	12/31/2022	1.36	0	0	0.25%	-19.3%	12/31/2022	1.37	0	0	0.00%	-19.1%
12/31/2021	1.67	0	0	0.50%	25.7%	12/31/2021	1.68	0	0	0.25%	26.1%	12/31/2021	1.69	0	0	0.00%	26.4%
12/31/2020	1.33	0	0	0.50%	20.2%	12/31/2020	1.34	0	0	0.25%	20.5%	12/31/2020	1.34	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.5%
2022	0.5%
2021	1.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advg Small Cap Gr K Class - 06-46J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61	$46	2
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$59

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59	40	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$59	40

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6
Net gain (loss)			7

Increase (decrease) in net assets from operations			$7

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6	9

Increase (decrease) in net assets from operations		7	9

Contract owner transactions:
Proceeds from units sold		3	52
Cost of units redeemed		(4)	(8)
Account charges		-	-
Increase (decrease)		(1)	44
Net increase (decrease)		6	53
Net assets, beginning		53	-
Net assets, ending		$59	$53

Units sold		2	46
Units redeemed		(2)	(6)
Net increase (decrease)		-	40
Units outstanding, beginning		40	-
Units outstanding, ending		40	40

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55
Cost of units redeemed/account charges			(12)
Net investment income (loss)			-
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15
Net assets			$59

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	1.25%	12.8%	12/31/2024	$1.50	0	$0	1.00%	13.0%	12/31/2024	$1.52	0	$0	0.75%	13.3%
12/31/2023	1.31	0	0	1.25%	17.3%	12/31/2023	1.33	0	0	1.00%	17.6%	12/31/2023	1.34	0	0	0.75%	17.9%
12/31/2022	1.12	0	0	1.25%	-25.9%	12/31/2022	1.13	0	0	1.00%	-25.7%	12/31/2022	1.14	0	0	0.75%	-25.5%
12/31/2021	1.51	0	0	1.25%	2.3%	12/31/2021	1.52	0	0	1.00%	2.6%	12/31/2021	1.53	0	0	0.75%	2.8%
12/31/2020	1.47	0	0	1.25%	31.9%	12/31/2020	1.48	0	0	1.00%	32.2%	12/31/2020	1.48	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	13.6%	12/31/2024	$1.56	0	$0	0.25%	13.9%	12/31/2024	$1.58	0	$0	0.00%	14.2%
12/31/2023	1.36	0	0	0.50%	18.2%	12/31/2023	1.37	0	0	0.25%	18.5%	12/31/2023	1.39	0	0	0.00%	18.8%
12/31/2022	1.15	0	0	0.50%	-25.3%	12/31/2022	1.16	0	0	0.25%	-25.1%	12/31/2022	1.17	0	0	0.00%	-24.9%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.54	0	0	0.25%	3.4%	12/31/2021	1.55	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	32.9%	12/31/2020	1.49	0	0	0.25%	33.2%	12/31/2020	1.50	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI Total Intl Idx K Class - 06-46N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$257
Net realized gain (loss)		-	2,853
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	970

Increase (decrease) in net assets from operations		-	4,080

Contract owner transactions:
Proceeds from units sold		-	3,831
Cost of units redeemed		-	(61,777)
Account charges		-	-
Increase (decrease)		-	(57,946)
Net increase (decrease)		-	(53,866)
Net assets, beginning		-	53,866
Net assets, ending		$-	$-

Units sold		-	3,318
Units redeemed		-	(53,465)
Net increase (decrease)		-	(50,147)
Units outstanding, beginning		-	50,147
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,298,384
Cost of units redeemed/account charges			(2,664,453)
Net investment income (loss)			43,090
Net realized gain (loss)			322,979
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	4.1%	12/31/2024	$1.29	0	$0	1.00%	4.3%	12/31/2024	$1.31	0	$0	0.75%	4.6%
12/31/2023	1.22	0	0	1.25%	13.8%	12/31/2023	1.24	0	0	1.00%	14.1%	12/31/2023	1.25	0	0	0.75%	14.4%
12/31/2022	1.07	50	54	1.25%	-17.4%	12/31/2022	1.08	0	0	1.00%	-17.2%	12/31/2022	1.09	0	0	0.75%	-17.0%
12/31/2021	1.30	1	1	1.25%	6.4%	12/31/2021	1.31	0	0	1.00%	6.6%	12/31/2021	1.32	0	0	0.75%	6.9%
12/31/2020	1.22	1,377	1,684	1.25%	9.4%	12/31/2020	1.23	0	0	1.00%	9.7%	12/31/2020	1.23	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	4.8%	12/31/2024	$1.34	0	$0	0.25%	5.1%	12/31/2024	$1.36	0	$0	0.00%	5.4%
12/31/2023	1.26	0	0	0.50%	14.7%	12/31/2023	1.28	0	0	0.25%	15.0%	12/31/2023	1.29	0	0	0.00%	15.2%
12/31/2022	1.10	0	0	0.50%	-16.8%	12/31/2022	1.11	0	0	0.25%	-16.6%	12/31/2022	1.12	0	0	0.00%	-16.4%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.4%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.24	0	0	0.50%	10.2%	12/31/2020	1.24	0	0	0.25%	10.5%	12/31/2020	1.24	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.9%
2022	2.0%
2021	4.8%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$876,791	$795,588	57,819
Receivables: investments sold	907
Payables: investments purchased	-
Net assets	$877,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$877,698	601,364	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$877,698	601,364

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,146
Mortality & expense charges			(7,277)
Net investment income (loss)			8,869

Gain (loss) on investments:
Net realized gain (loss)			10,579
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,578
Net gain (loss)			60,157

Increase (decrease) in net assets from operations			$69,026

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,869	$2,910
Net realized gain (loss)		10,579	1,660
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,578	35,572

Increase (decrease) in net assets from operations		69,026	40,142

Contract owner transactions:
Proceeds from units sold		539,177	271,831
Cost of units redeemed		(82,812)	(44,751)
Account charges		(3,699)	(1,027)
Increase (decrease)		452,666	226,053
Net increase (decrease)		521,692	266,195
Net assets, beginning		356,006	89,811
Net assets, ending		$877,698	$356,006

Units sold		383,735	234,380
Units redeemed		(62,611)	(39,060)
Net increase (decrease)		321,124	195,320
Units outstanding, beginning		280,240	84,920
Units outstanding, ending		601,364	280,240

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$913,861
Cost of units redeemed/account charges			(140,861)
Net investment income (loss)			12,307
Net realized gain (loss)			11,188
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81,203
Net assets			$877,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	601	$878	1.25%	14.9%	12/31/2024	$1.48	0	$0	1.00%	15.2%	12/31/2024	$1.50	0	$0	0.75%	15.5%
12/31/2023	1.27	280	356	1.25%	20.1%	12/31/2023	1.28	0	0	1.00%	20.4%	12/31/2023	1.30	0	0	0.75%	20.7%
12/31/2022	1.06	85	90	1.25%	-19.3%	12/31/2022	1.07	0	0	1.00%	-19.1%	12/31/2022	1.07	0	0	0.75%	-18.9%
12/31/2021	1.31	11	15	1.25%	17.4%	12/31/2021	1.32	0	0	1.00%	17.7%	12/31/2021	1.32	0	0	0.75%	18.0%
12/31/2020	1.12	0	0	1.25%	11.7%	12/31/2020	1.12	0	0	1.00%	11.9%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	15.8%	12/31/2024	$1.53	0	$0	0.25%	16.0%	12/31/2024	$1.55	0	$0	0.00%	16.3%
12/31/2023	1.31	0	0	0.50%	21.0%	12/31/2023	1.32	0	0	0.25%	21.3%	12/31/2023	1.33	0	0	0.00%	21.6%
12/31/2022	1.08	0	0	0.50%	-18.7%	12/31/2022	1.09	0	0	0.25%	-18.5%	12/31/2022	1.10	0	0	0.00%	-18.3%
12/31/2021	1.33	0	0	0.50%	18.3%	12/31/2021	1.34	0	0	0.25%	18.6%	12/31/2021	1.34	0	0	0.00%	18.9%
12/31/2020	1.12	0	0	0.50%	12.4%	12/31/2020	1.13	0	0	0.25%	12.6%	12/31/2020	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	1.8%
2021	2.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Global Bond Fund R Class - 06-4PX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,873	$191,340	40,307
Receivables: investments sold	16,321
Payables: investments purchased	-
Net assets	$209,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,194	236,558	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$209,194	236,558

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,492
Mortality & expense charges			(2,336)
Net investment income (loss)			3,156

Gain (loss) on investments:
Net realized gain (loss)			(1,861)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,860)
Net gain (loss)			(6,721)

Increase (decrease) in net assets from operations			$(3,565)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,156	$4,126
Net realized gain (loss)		(1,861)	(2,108)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,860)	8,398

Increase (decrease) in net assets from operations		(3,565)	10,416

Contract owner transactions:
Proceeds from units sold		89,498	394,024
Cost of units redeemed		(242,140)	(66,411)
Account charges		(378)	(249)
Increase (decrease)		(153,020)	327,364
Net increase (decrease)		(156,585)	337,780
Net assets, beginning		365,779	27,999
Net assets, ending		$209,194	$365,779

Units sold		106,814	453,657
Units redeemed		(280,769)	(76,347)
Net increase (decrease)		(173,955)	377,310
Units outstanding, beginning		410,513	33,203
Units outstanding, ending		236,558	410,513

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$538,595
Cost of units redeemed/account charges			(334,620)
Net investment income (loss)			7,664
Net realized gain (loss)			(3,978)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,533
Net assets			$209,194

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.88	237	$209	1.25%	-0.8%	12/31/2024	$0.89	0	$0	1.00%	-0.5%	12/31/2024	$0.90	0	$0	0.75%	-0.3%
12/31/2023	0.89	411	366	1.25%	5.7%	12/31/2023	0.90	0	0	1.00%	5.9%	12/31/2023	0.91	0	0	0.75%	6.2%
12/31/2022	0.84	33	28	1.25%	-15.7%	12/31/2022	0.85	0	0	1.00%	-15.5%	12/31/2022	0.85	0	0	0.75%	-15.3%
12/31/2021	1.00	0	0	1.25%	-2.4%	12/31/2021	1.00	0	0	1.00%	-2.2%	12/31/2021	1.01	0	0	0.75%	-1.9%
12/31/2020	1.03	0	0	1.25%	2.6%	12/31/2020	1.03	0	0	1.00%	2.6%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	0.50%	0.0%	12/31/2024	$0.92	0	$0	0.25%	0.3%	12/31/2024	$0.93	0	$0	0.00%	0.5%
12/31/2023	0.91	0	0	0.50%	6.5%	12/31/2023	0.92	0	0	0.25%	6.7%	12/31/2023	0.93	0	0	0.00%	7.0%
12/31/2022	0.86	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.01	0	0	0.50%	-1.7%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.2%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.7%	12/31/2020	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	3.9%
2022	4.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$539,871	$450,400	29,278
Receivables: investments sold	-
Payables: investments purchased	(857)
Net assets	$539,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$539,014	526,842	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$539,014	526,842

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,317
Mortality & expense charges			(6,345)
Net investment income (loss)			(2,028)

Gain (loss) on investments:
Net realized gain (loss)			4,997
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,680
Net gain (loss)			51,677

Increase (decrease) in net assets from operations			$49,649

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,028)	$(356)
Net realized gain (loss)		4,997	(3,450)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		46,680	60,299

Increase (decrease) in net assets from operations		49,649	56,493

Contract owner transactions:
Proceeds from units sold		100,204	102,077
Cost of units redeemed		(43,377)	(83,137)
Account charges		(132)	(104)
Increase (decrease)		56,695	18,836
Net increase (decrease)		106,344	75,329
Net assets, beginning		432,670	357,341
Net assets, ending		$539,014	$432,670

Units sold		104,204	126,085
Units redeemed		(44,945)	(102,766)
Net increase (decrease)		59,259	23,319
Units outstanding, beginning		467,583	444,264
Units outstanding, ending		526,842	467,583

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$889,911
Cost of units redeemed/account charges			(440,314)
Net investment income (loss)			(1,534)
Net realized gain (loss)			1,480
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			89,471
Net assets			$539,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	527	$539	1.25%	10.6%	12/31/2024	$1.03	0	$0	1.00%	10.8%	12/31/2024	$1.04	0	$0	0.75%	11.1%
12/31/2023	0.93	468	433	1.25%	15.0%	12/31/2023	0.93	0	0	1.00%	15.3%	12/31/2023	0.94	0	0	0.75%	15.6%
12/31/2022	0.80	444	357	1.25%	-20.8%	12/31/2022	0.81	0	0	1.00%	-20.6%	12/31/2022	0.81	0	0	0.75%	-20.4%
12/31/2021	1.02	0	0	1.25%	1.5%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	11.4%	12/31/2024	$1.06	0	$0	0.25%	11.7%	12/31/2024	$1.07	0	$0	0.00%	12.0%
12/31/2023	0.94	0	0	0.50%	15.9%	12/31/2023	0.95	0	0	0.25%	16.2%	12/31/2023	0.95	0	0	0.00%	16.5%
12/31/2022	0.81	0	0	0.50%	-20.2%	12/31/2022	0.82	0	0	0.25%	-20.0%	12/31/2022	0.82	0	0	0.00%	-19.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.1%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock GNMA Inv A Class - 06-4WH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,294	$110,959	12,930
Receivables: investments sold	-
Payables: investments purchased	(49)
Net assets	$101,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,245	116,180	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$101,245	116,180

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,925
Mortality & expense charges			(1,391)
Net investment income (loss)			2,534

Gain (loss) on investments:
Net realized gain (loss)			(6,830)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,406
Net gain (loss)			(3,424)

Increase (decrease) in net assets from operations			$(890)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,534	$4,090
Net realized gain (loss)		(6,830)	(24,333)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,406	23,573

Increase (decrease) in net assets from operations		(890)	3,330

Contract owner transactions:
Proceeds from units sold		20,295	35,794
Cost of units redeemed		(60,767)	(132,025)
Account charges		(258)	(266)
Increase (decrease)		(40,730)	(96,497)
Net increase (decrease)		(41,620)	(93,167)
Net assets, beginning		142,865	236,032
Net assets, ending		$101,245	$142,865

Units sold		23,253	43,561
Units redeemed		(70,482)	(159,804)
Net increase (decrease)		(47,229)	(116,243)
Units outstanding, beginning		163,409	279,652
Units outstanding, ending		116,180	163,409

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$911,892
Cost of units redeemed/account charges			(720,394)
Net investment income (loss)			11,065
Net realized gain (loss)			(91,722)
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			(9,665)
Net assets			$101,245

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	116	$101	1.25%	-0.3%	12/31/2024	$0.88	0	$0	1.00%	-0.1%	12/31/2024	$0.89	0	$0	0.75%	0.2%
12/31/2023	0.87	163	143	1.25%	3.6%	12/31/2023	0.88	0	0	1.00%	3.8%	12/31/2023	0.89	0	0	0.75%	4.1%
12/31/2022	0.84	280	236	1.25%	-13.8%	12/31/2022	0.85	0	0	1.00%	-13.6%	12/31/2022	0.85	0	0	0.75%	-13.4%
12/31/2021	0.98	712	697	1.25%	-2.1%	12/31/2021	0.98	0	0	1.00%	-1.9%	12/31/2021	0.98	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	0.4%	12/31/2024	$0.90	0	$0	0.25%	0.7%	12/31/2024	$0.91	0	$0	0.00%	0.9%
12/31/2023	0.89	0	0	0.50%	4.4%	12/31/2023	0.90	0	0	0.25%	4.6%	12/31/2023	0.90	0	0	0.00%	4.9%
12/31/2022	0.85	0	0	0.50%	-13.1%	12/31/2022	0.86	0	0	0.25%	-12.9%	12/31/2022	0.86	0	0	0.00%	-12.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.6%
2022	2.2%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund Institutional Class - 06-528

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$543,339	$557,716	29,327
Receivables: investments sold	5,091
Payables: investments purchased	-
Net assets	$548,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$548,430	231,382	$2.37
Band 100	-	-	2.46
Band 75	-	-	2.56
Band 50	-	-	2.67
Band 25	-	-	2.77
Band 0	-	-	2.88
Total	$548,430	231,382

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,892
Mortality & expense charges			(7,188)
Net investment income (loss)			(296)

Gain (loss) on investments:
Net realized gain (loss)			(26,802)
Realized gain distributions			33,540
Net change in unrealized appreciation (depreciation)			32,628
Net gain (loss)			39,366

Increase (decrease) in net assets from operations			$39,070

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(296)	$2,938
Net realized gain (loss)		(26,802)	(38,779)
Realized gain distributions		33,540	-
Net change in unrealized appreciation (depreciation)		32,628	142,471

Increase (decrease) in net assets from operations		39,070	106,630

Contract owner transactions:
Proceeds from units sold		29,613	68,389
Cost of units redeemed		(484,825)	(287,441)
Account charges		(27)	(70)
Increase (decrease)		(455,239)	(219,122)
Net increase (decrease)		(416,169)	(112,492)
Net assets, beginning		964,599	1,077,091
Net assets, ending		$548,430	$964,599

Units sold		12,783	33,250
Units redeemed		(220,402)	(139,486)
Net increase (decrease)		(207,619)	(106,236)
Units outstanding, beginning		439,001	545,237
Units outstanding, ending		231,382	439,001

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,388,521
Cost of units redeemed/account charges			(6,699,420)
Net investment income (loss)			6,672
Net realized gain (loss)			(166,645)
Realized gain distributions			1,033,679
Net change in unrealized appreciation (depreciation)			(14,377)
Net assets			$548,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.37	231	$548	1.25%	7.9%	12/31/2024	$2.46	0	$0	1.00%	8.1%	12/31/2024	$2.56	0	$0	0.75%	8.4%
12/31/2023	2.20	439	965	1.25%	11.2%	12/31/2023	2.28	0	0	1.00%	11.5%	12/31/2023	2.36	0	0	0.75%	11.8%
12/31/2022	1.98	545	1,077	1.25%	-16.9%	12/31/2022	2.04	0	0	1.00%	-16.7%	12/31/2022	2.12	0	0	0.75%	-16.5%
12/31/2021	2.38	706	1,678	1.25%	5.4%	12/31/2021	2.45	0	0	1.00%	5.7%	12/31/2021	2.53	0	0	0.75%	5.9%
12/31/2020	2.25	722	1,628	1.25%	19.6%	12/31/2020	2.32	0	0	1.00%	19.9%	12/31/2020	2.39	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.67	0	$0	0.50%	8.7%	12/31/2024	$2.77	0	$0	0.25%	9.0%	12/31/2024	$2.88	0	$0	0.00%	9.2%
12/31/2023	2.45	0	0	0.50%	12.1%	12/31/2023	2.54	0	0	0.25%	12.3%	12/31/2023	2.64	0	0	0.00%	12.6%
12/31/2022	2.19	0	0	0.50%	-16.3%	12/31/2022	2.26	0	0	0.25%	-16.0%	12/31/2022	2.34	0	0	0.00%	-15.8%
12/31/2021	2.61	0	0	0.50%	6.2%	12/31/2021	2.70	0	0	0.25%	6.5%	12/31/2021	2.78	0	0	0.00%	6.7%
12/31/2020	2.46	0	0	0.50%	20.5%	12/31/2020	2.53	0	0	0.25%	20.8%	12/31/2020	2.61	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.5%
2022	0.0%
2021	1.2%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund R Class - 06-527

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,338,045	$2,434,378	136,152
Receivables: investments sold	1,047
Payables: investments purchased	-
Net assets	$2,339,092

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,251,299	1,045,136	$2.15
Band 100	87,793	39,191	2.24
Band 75	-	-	2.33
Band 50	-	-	2.42
Band 25	-	-	2.52
Band 0	-	-	2.62
Total	$2,339,092	1,084,327

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,882
Mortality & expense charges			(28,637)
Net investment income (loss)			(5,755)

Gain (loss) on investments:
Net realized gain (loss)			(1,392)
Realized gain distributions			147,996
Net change in unrealized appreciation (depreciation)			17,878
Net gain (loss)			164,482

Increase (decrease) in net assets from operations			$158,727

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,755)	$(7,572)
Net realized gain (loss)		(1,392)	(74,520)
Realized gain distributions		147,996	-
Net change in unrealized appreciation (depreciation)		17,878	261,764

Increase (decrease) in net assets from operations		158,727	179,672

Contract owner transactions:
Proceeds from units sold		489,957	480,966
Cost of units redeemed		(470,059)	(421,973)
Account charges		(2,893)	(2,420)
Increase (decrease)		17,005	56,573
Net increase (decrease)		175,732	236,245
Net assets, beginning		2,163,360	1,927,115
Net assets, ending		$2,339,092	$2,163,360

Units sold		238,036	246,399
Units redeemed		(228,934)	(230,059)
Net increase (decrease)		9,102	16,340
Units outstanding, beginning		1,075,225	1,058,885
Units outstanding, ending		1,084,327	1,075,225

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,274,638
Cost of units redeemed/account charges			(11,399,043)
Net investment income (loss)			(114,813)
Net realized gain (loss)			(208,358)
Realized gain distributions			1,883,001
Net change in unrealized appreciation (depreciation)			(96,333)
Net assets			$2,339,092

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	1,045	$2,251	1.25%	7.2%	12/31/2024	$2.24	39	$88	1.00%	7.5%	12/31/2024	$2.33	0	$0	0.75%	7.8%
12/31/2023	2.01	1,032	2,074	1.25%	10.6%	12/31/2023	2.08	43	89	1.00%	10.8%	12/31/2023	2.16	0	0	0.75%	11.1%
12/31/2022	1.82	1,008	1,832	1.25%	-17.4%	12/31/2022	1.88	51	95	1.00%	-17.2%	12/31/2022	1.95	0	0	0.75%	-17.0%
12/31/2021	2.20	1,017	2,237	1.25%	4.7%	12/31/2021	2.27	91	207	1.00%	5.0%	12/31/2021	2.34	0	0	0.75%	5.3%
12/31/2020	2.10	1,201	2,523	1.25%	18.9%	12/31/2020	2.16	84	182	1.00%	19.2%	12/31/2020	2.23	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	0	$0	0.50%	8.0%	12/31/2024	$2.52	0	$0	0.25%	8.3%	12/31/2024	$2.62	0	$0	0.00%	8.6%
12/31/2023	2.24	0	0	0.50%	11.4%	12/31/2023	2.33	0	0	0.25%	11.7%	12/31/2023	2.41	0	0	0.00%	12.0%
12/31/2022	2.01	0	0	0.50%	-16.8%	12/31/2022	2.08	0	0	0.25%	-16.6%	12/31/2022	2.16	0	0	0.00%	-16.4%
12/31/2021	2.42	0	0	0.50%	5.5%	12/31/2021	2.50	0	0	0.25%	5.8%	12/31/2021	2.58	0	0	0.00%	6.1%
12/31/2020	2.29	0	0	0.50%	19.8%	12/31/2020	2.36	0	0	0.25%	20.1%	12/31/2020	2.43	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.7%
2022	0.0%
2021	0.7%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Syst Multi-Strat K Retirement Class - 06-6CG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	1.25%	5.5%	12/31/2024	$1.11	0	$0	1.00%	5.8%	12/31/2024	$1.12	0	$0	0.75%	6.0%
12/31/2023	1.04	0	0	1.25%	5.4%	12/31/2023	1.05	0	0	1.00%	5.6%	12/31/2023	1.05	0	0	0.75%	5.9%
12/31/2022	0.99	0	0	1.25%	-1.1%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	6.3%	12/31/2024	$1.13	0	$0	0.25%	6.6%	12/31/2024	$1.14	0	$0	0.00%	6.8%
12/31/2023	1.06	0	0	0.50%	6.2%	12/31/2023	1.06	0	0	0.25%	6.4%	12/31/2023	1.07	0	0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.3%	12/31/2022	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Value K Retirement Class - 06-6NR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	1.25%	8.1%	12/31/2024	$1.11	0	$0	1.00%	8.4%	12/31/2024	$1.11	0	$0	0.75%	8.6%
12/31/2023	1.02	0	0	1.25%	2.1%	12/31/2023	1.02	0	0	1.00%	2.2%	12/31/2023	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	8.9%	12/31/2024	$1.12	0	$0	0.25%	9.2%	12/31/2024	$1.12	0	$0	0.00%	9.5%
12/31/2023	1.02	0	0	0.50%	2.4%	12/31/2023	1.02	0	0	0.25%	2.5%	12/31/2023	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Blackstone Alt Multi Strat Y Inst Class - 06-6KH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	1.25%	6.3%	12/31/2024	$1.15	0	$0	1.00%	6.6%	12/31/2024	$1.15	0	$0	0.75%	6.8%
12/31/2023	1.07	0	0	1.25%	6.7%	12/31/2023	1.08	0	0	1.00%	6.9%	12/31/2023	1.08	0	0	0.75%	7.2%
12/31/2022	1.01	0	0	1.25%	0.8%	12/31/2022	1.01	0	0	1.00%	0.8%	12/31/2022	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	7.1%	12/31/2024	$1.17	0	$0	0.25%	7.4%	12/31/2024	$1.17	0	$0	0.00%	7.6%
12/31/2023	1.08	0	0	0.50%	7.5%	12/31/2023	1.09	0	0	0.25%	7.8%	12/31/2023	1.09	0	0	0.00%	8.0%
12/31/2022	1.01	0	0	0.50%	0.8%	12/31/2022	1.01	0	0	0.25%	0.8%	12/31/2022	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Boston Trust SMID Cap Other Class - 06-6KT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,103	$56,432	2,236
Receivables: investments sold	1,598
Payables: investments purchased	-
Net assets	$55,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,701	48,113	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$55,701	48,113

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$443
Mortality & expense charges			(230)
Net investment income (loss)			213

Gain (loss) on investments:
Net realized gain (loss)			666
Realized gain distributions			708
Net change in unrealized appreciation (depreciation)			(3,064)
Net gain (loss)			(1,690)

Increase (decrease) in net assets from operations			$(1,477)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$213	$49
Net realized gain (loss)		666	-
Realized gain distributions		708	8
Net change in unrealized appreciation (depreciation)		(3,064)	735

Increase (decrease) in net assets from operations		(1,477)	792

Contract owner transactions:
Proceeds from units sold		53,239	10,304
Cost of units redeemed		(7,157)	-
Account charges		-	-
Increase (decrease)		46,082	10,304
Net increase (decrease)		44,605	11,096
Net assets, beginning		11,096	-
Net assets, ending		$55,701	$11,096

Units sold		44,396	10,428
Units redeemed		(6,711)	-
Net increase (decrease)		37,685	10,428
Units outstanding, beginning		10,428	-
Units outstanding, ending		48,113	10,428

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$63,543
Cost of units redeemed/account charges			(7,157)
Net investment income (loss)			262
Net realized gain (loss)			666
Realized gain distributions			716
Net change in unrealized appreciation (depreciation)			(2,329)
Net assets			$55,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	48	$56	1.25%	8.8%	12/31/2024	$1.16	0	$0	1.00%	9.1%	12/31/2024	$1.17	0	$0	0.75%	9.3%
12/31/2023	1.06	10	11	1.25%	6.4%	12/31/2023	1.07	0	0	1.00%	6.7%	12/31/2023	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	9.6%	12/31/2024	$1.18	0	$0	0.25%	9.9%	12/31/2024	$1.19	0	$0	0.00%	10.2%
12/31/2023	1.07	0	0	0.50%	7.1%	12/31/2023	1.07	0	0	0.25%	7.4%	12/31/2023	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Carillon Eagle MidCap Gr R6 R Class - 06-6NJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$176,845	$184,788	2,262
Receivables: investments sold	-
Payables: investments purchased	(499)
Net assets	$176,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$176,346	139,992	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$176,346	139,992

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,356)
Net investment income (loss)			(2,356)

Gain (loss) on investments:
Net realized gain (loss)			7,056
Realized gain distributions			20,354
Net change in unrealized appreciation (depreciation)			(3,319)
Net gain (loss)			24,091

Increase (decrease) in net assets from operations			$21,735

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,356)	$(489)
Net realized gain (loss)		7,056	(18)
Realized gain distributions		20,354	13,674
Net change in unrealized appreciation (depreciation)		(3,319)	(4,624)

Increase (decrease) in net assets from operations		21,735	8,543

Contract owner transactions:
Proceeds from units sold		120,771	122,206
Cost of units redeemed		(96,800)	(96)
Account charges		(11)	(2)
Increase (decrease)		23,960	122,108
Net increase (decrease)		45,695	130,651
Net assets, beginning		130,651	-
Net assets, ending		$176,346	$130,651

Units sold		101,356	116,048
Units redeemed		(77,315)	(97)
Net increase (decrease)		24,041	115,951
Units outstanding, beginning		115,951	-
Units outstanding, ending		139,992	115,951

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$242,977
Cost of units redeemed/account charges			(96,909)
Net investment income (loss)			(2,845)
Net realized gain (loss)			7,038
Realized gain distributions			34,028
Net change in unrealized appreciation (depreciation)			(7,943)
Net assets			$176,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	140	$176	1.25%	11.8%	12/31/2024	$1.26	0	$0	1.00%	12.1%	12/31/2024	$1.27	0	$0	0.75%	12.4%
12/31/2023	1.13	116	131	1.25%	12.7%	12/31/2023	1.13	0	0	1.00%	12.9%	12/31/2023	1.13	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	12.6%	12/31/2024	$1.28	0	$0	0.25%	12.9%	12/31/2024	$1.29	0	$0	0.00%	13.2%
12/31/2023	1.13	0	0	0.50%	13.2%	12/31/2023	1.13	0	0	0.25%	13.4%	12/31/2023	1.14	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv SmCp Inst Class - 06-6R4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	1.25%	6.8%	12/31/2024	$1.19	0	$0	1.00%	7.1%	12/31/2024	$1.19	0	$0	0.75%	7.3%
12/31/2023	1.11	0	0	1.25%	10.9%	12/31/2023	1.11	0	0	1.00%	11.0%	12/31/2023	1.11	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	7.6%	12/31/2024	$1.20	0	$0	0.25%	7.9%	12/31/2024	$1.20	0	$0	0.00%	8.1%
12/31/2023	1.11	0	0	0.50%	11.1%	12/31/2023	1.11	0	0	0.25%	11.2%	12/31/2023	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Mlt US Eq Inst Class - 06-6R6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.28
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	14.8%	12/31/2024	$1.27	0	$0	1.00%	15.1%	12/31/2024	$1.28	0	$0	0.75%	15.4%
12/31/2023	1.10	0	0	1.25%	10.3%	12/31/2023	1.10	0	0	1.00%	10.4%	12/31/2023	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	15.7%	12/31/2024	$1.28	0	$0	0.25%	16.0%	12/31/2024	$1.29	0	$0	0.00%	16.2%
12/31/2023	1.11	0	0	0.50%	10.6%	12/31/2023	1.11	0	0	0.25%	10.7%	12/31/2023	1.11	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl SmCp Inst Class - 06-6PY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	1.25%	6.4%	12/31/2024	$1.14	0	$0	1.00%	6.6%	12/31/2024	$1.15	0	$0	0.75%	6.9%
12/31/2023	1.07	0	0	1.25%	7.2%	12/31/2023	1.07	0	0	1.00%	7.3%	12/31/2023	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	7.2%	12/31/2024	$1.16	0	$0	0.25%	7.4%	12/31/2024	$1.16	0	$0	0.00%	7.7%
12/31/2023	1.08	0	0	0.50%	7.5%	12/31/2023	1.08	0	0	0.25%	7.6%	12/31/2023	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl Eq Inv Class - 06-6R3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	5.0%	12/31/2024	$1.13	0	$0	1.00%	5.3%	12/31/2024	$1.14	0	$0	0.75%	5.6%
12/31/2023	1.08	0	0	1.25%	7.6%	12/31/2023	1.08	0	0	1.00%	7.7%	12/31/2023	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	5.8%	12/31/2024	$1.15	0	$0	0.25%	6.1%	12/31/2024	$1.15	0	$0	0.00%	6.4%
12/31/2023	1.08	0	0	0.50%	7.9%	12/31/2023	1.08	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Eq Idx Inst Class - 06-6R7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.36
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	1.25%	23.1%	12/31/2024	$1.36	0	$0	1.00%	23.4%	12/31/2024	$1.36	0	$0	0.75%	23.7%
12/31/2023	1.10	0	0	1.25%	9.7%	12/31/2023	1.10	0	0	1.00%	9.8%	12/31/2023	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	24.1%	12/31/2024	$1.37	0	$0	0.25%	24.4%	12/31/2024	$1.37	0	$0	0.00%	24.7%
12/31/2023	1.10	0	0	0.50%	10.0%	12/31/2023	1.10	0	0	0.25%	10.1%	12/31/2023	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Bd Inst Class - 06-6PX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	0.8%	12/31/2024	$1.05	0	$0	1.00%	1.1%	12/31/2024	$1.06	0	$0	0.75%	1.3%
12/31/2023	1.04	0	0	1.25%	4.2%	12/31/2023	1.04	0	0	1.00%	4.3%	12/31/2023	1.04	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.6%	12/31/2024	$1.06	0	$0	0.25%	1.8%	12/31/2024	$1.07	0	$0	0.00%	2.1%
12/31/2023	1.04	0	0	0.50%	4.5%	12/31/2023	1.05	0	0	0.25%	4.6%	12/31/2023	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap Fund A Class - 06-516

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$802,376	$658,632	23,827
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$802,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$802,524	233,734	$3.43
Band 100	-	-	3.56
Band 75	-	-	3.69
Band 50	-	-	3.82
Band 25	-	-	3.96
Band 0	-	-	4.10
Total	$802,524	233,734

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,094
Mortality & expense charges			(9,518)
Net investment income (loss)			(8,424)

Gain (loss) on investments:
Net realized gain (loss)			10,268
Realized gain distributions			10,475
Net change in unrealized appreciation (depreciation)			62,634
Net gain (loss)			83,377

Increase (decrease) in net assets from operations			$74,953

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,424)	$(6,959)
Net realized gain (loss)		10,268	3,145
Realized gain distributions		10,475	-
Net change in unrealized appreciation (depreciation)		62,634	70,406

Increase (decrease) in net assets from operations		74,953	66,592

Contract owner transactions:
Proceeds from units sold		92,141	208,097
Cost of units redeemed		(90,570)	(122,325)
Account charges		(316)	(230)
Increase (decrease)		1,255	85,542
Net increase (decrease)		76,208	152,134
Net assets, beginning		726,316	574,182
Net assets, ending		$802,524	$726,316

Units sold		28,245	70,693
Units redeemed		(28,319)	(40,322)
Net increase (decrease)		(74)	30,371
Units outstanding, beginning		233,808	203,437
Units outstanding, ending		233,734	233,808

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,380,286
Cost of units redeemed/account charges			(955,371)
Net investment income (loss)			(55,208)
Net realized gain (loss)			105,401
Realized gain distributions			183,672
Net change in unrealized appreciation (depreciation)			143,744
Net assets			$802,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.43	234	$803	1.25%	10.5%	12/31/2024	$3.56	0	$0	1.00%	10.8%	12/31/2024	$3.69	0	$0	0.75%	11.1%
12/31/2023	3.11	234	726	1.25%	10.1%	12/31/2023	3.21	0	0	1.00%	10.3%	12/31/2023	3.32	0	0	0.75%	10.6%
12/31/2022	2.82	203	574	1.25%	-17.1%	12/31/2022	2.91	0	0	1.00%	-16.9%	12/31/2022	3.00	0	0	0.75%	-16.7%
12/31/2021	3.41	193	658	1.25%	18.2%	12/31/2021	3.50	0	0	1.00%	18.5%	12/31/2021	3.60	0	0	0.75%	18.8%
12/31/2020	2.88	173	499	1.25%	13.2%	12/31/2020	2.96	0	0	1.00%	13.5%	12/31/2020	3.03	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.82	0	$0	0.50%	11.4%	12/31/2024	$3.96	0	$0	0.25%	11.6%	12/31/2024	$4.10	0	$0	0.00%	11.9%
12/31/2023	3.43	0	0	0.50%	10.9%	12/31/2023	3.55	0	0	0.25%	11.2%	12/31/2023	3.66	0	0	0.00%	11.4%
12/31/2022	3.09	0	0	0.50%	-16.5%	12/31/2022	3.19	0	0	0.25%	-16.3%	12/31/2022	3.29	0	0	0.00%	-16.1%
12/31/2021	3.71	0	0	0.50%	19.1%	12/31/2021	3.81	0	0	0.25%	19.4%	12/31/2021	3.92	0	0	0.00%	19.7%
12/31/2020	3.11	0	0	0.50%	14.1%	12/31/2020	3.19	0	0	0.25%	14.4%	12/31/2020	3.28	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 06-520

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,169,797	$5,444,637	186,110
Receivables: investments sold	349
Payables: investments purchased	-
Net assets	$5,170,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,030,202	761,213	$6.61
Band 100	139,944	20,081	6.97
Band 75	-	-	7.35
Band 50	-	-	7.75
Band 25	-	-	8.17
Band 0	-	-	9.59
Total	$5,170,146	781,294

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,209
Mortality & expense charges			(63,585)
Net investment income (loss)			(57,376)

Gain (loss) on investments:
Net realized gain (loss)			(31,070)
Realized gain distributions			48,819
Net change in unrealized appreciation (depreciation)			467,285
Net gain (loss)			485,034

Increase (decrease) in net assets from operations			$427,658

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,376)	$(52,135)
Net realized gain (loss)		(31,070)	(207,129)
Realized gain distributions		48,819	-
Net change in unrealized appreciation (depreciation)		467,285	740,060

Increase (decrease) in net assets from operations		427,658	480,796

Contract owner transactions:
Proceeds from units sold		248,971	261,001
Cost of units redeemed		(369,601)	(922,338)
Account charges		(741)	(1,163)
Increase (decrease)		(121,371)	(662,500)
Net increase (decrease)		306,287	(181,704)
Net assets, beginning		4,863,859	5,045,563
Net assets, ending		$5,170,146	$4,863,859

Units sold		39,790	45,371
Units redeemed		(58,487)	(160,675)
Net increase (decrease)		(18,697)	(115,304)
Units outstanding, beginning		799,991	915,295
Units outstanding, ending		781,294	799,991

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$174,391,750
Cost of units redeemed/account charges			(177,258,252)
Net investment income (loss)			355,867
Net realized gain (loss)			(480,318)
Realized gain distributions			8,435,939
Net change in unrealized appreciation (depreciation)			(274,840)
Net assets			$5,170,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.61	761	$5,030	1.25%	8.8%	12/31/2024	$6.97	20	$140	1.00%	9.1%	12/31/2024	$7.35	0	$0	0.75%	9.4%
12/31/2023	6.07	777	4,720	1.25%	10.3%	12/31/2023	6.39	23	144	1.00%	10.5%	12/31/2023	6.72	0	0	0.75%	10.8%
12/31/2022	5.51	894	4,923	1.25%	-20.5%	12/31/2022	5.78	21	122	1.00%	-20.3%	12/31/2022	6.06	0	0	0.75%	-20.1%
12/31/2021	6.92	976	6,758	1.25%	13.6%	12/31/2021	7.25	25	182	1.00%	13.9%	12/31/2021	7.59	0	0	0.75%	14.2%
12/31/2020	6.10	1,070	6,525	1.25%	10.9%	12/31/2020	6.36	25	162	1.00%	11.1%	12/31/2020	6.65	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.75	0	$0	0.50%	9.7%	12/31/2024	$8.17	0	$0	0.25%	9.9%	12/31/2024	$9.59	0	$0	0.00%	10.2%
12/31/2023	7.07	0	0	0.50%	11.1%	12/31/2023	7.43	0	0	0.25%	11.4%	12/31/2023	8.70	0	0	0.00%	11.6%
12/31/2022	6.36	0	0	0.50%	-19.9%	12/31/2022	6.68	0	0	0.25%	-19.7%	12/31/2022	7.79	0	0	0.00%	-19.5%
12/31/2021	7.94	0	0	0.50%	14.5%	12/31/2021	8.31	0	0	0.25%	14.7%	12/31/2021	9.68	0	0	0.00%	15.0%
12/31/2020	6.94	0	0	0.50%	11.7%	12/31/2020	7.24	0	0	0.25%	12.0%	12/31/2020	8.41	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,947,023	$1,634,062	38,224
Receivables: investments sold	-
Payables: investments purchased	(3,690)
Net assets	$1,943,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,943,333	903,684	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.22
Band 50	-	-	2.26
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$1,943,333	903,684

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,347
Mortality & expense charges			(18,841)
Net investment income (loss)			506

Gain (loss) on investments:
Net realized gain (loss)			73,317
Realized gain distributions			16,349
Net change in unrealized appreciation (depreciation)			201,870
Net gain (loss)			291,536

Increase (decrease) in net assets from operations			$292,042

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$506	$31
Net realized gain (loss)		73,317	3,521
Realized gain distributions		16,349	-
Net change in unrealized appreciation (depreciation)		201,870	131,256

Increase (decrease) in net assets from operations		292,042	134,808

Contract owner transactions:
Proceeds from units sold		2,130,496	148,188
Cost of units redeemed		(1,183,872)	(67,847)
Account charges		(1,402)	(776)
Increase (decrease)		945,222	79,565
Net increase (decrease)		1,237,264	214,373
Net assets, beginning		706,069	491,696
Net assets, ending		$1,943,333	$706,069

Units sold		1,111,046	94,625
Units redeemed		(610,070)	(44,537)
Net increase (decrease)		500,976	50,088
Units outstanding, beginning		402,708	352,620
Units outstanding, ending		903,684	402,708

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,035,342
Cost of units redeemed/account charges			(1,513,042)
Net investment income (loss)			1,614
Net realized gain (loss)			89,502
Realized gain distributions			16,956
Net change in unrealized appreciation (depreciation)			312,961
Net assets			$1,943,333

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	904	$1,943	1.25%	22.7%	12/31/2024	$2.19	0	$0	1.00%	23.0%	12/31/2024	$2.22	0	$0	0.75%	23.3%
12/31/2023	1.75	403	706	1.25%	25.7%	12/31/2023	1.78	0	0	1.00%	26.1%	12/31/2023	1.80	0	0	0.75%	26.4%
12/31/2022	1.39	353	492	1.25%	-22.6%	12/31/2022	1.41	0	0	1.00%	-22.4%	12/31/2022	1.43	0	0	0.75%	-22.2%
12/31/2021	1.80	156	281	1.25%	24.1%	12/31/2021	1.82	0	0	1.00%	24.4%	12/31/2021	1.83	0	0	0.75%	24.8%
12/31/2020	1.45	105	153	1.25%	24.6%	12/31/2020	1.46	0	0	1.00%	24.9%	12/31/2020	1.47	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	23.6%	12/31/2024	$2.29	0	$0	0.25%	23.9%	12/31/2024	$2.33	0	$0	0.00%	24.2%
12/31/2023	1.83	0	0	0.50%	26.7%	12/31/2023	1.85	0	0	0.25%	27.0%	12/31/2023	1.88	0	0	0.00%	27.3%
12/31/2022	1.44	0	0	0.50%	-22.0%	12/31/2022	1.46	0	0	0.25%	-21.8%	12/31/2022	1.47	0	0	0.00%	-21.6%
12/31/2021	1.85	0	0	0.50%	25.1%	12/31/2021	1.86	0	0	0.25%	25.4%	12/31/2021	1.88	0	0	0.00%	25.7%
12/31/2020	1.48	0	0	0.50%	25.6%	12/31/2020	1.49	0	0	0.25%	25.9%	12/31/2020	1.50	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.3%
2022	1.5%
2021	1.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parametric Emerging Markets R6 Class - 06-47V (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	1.25%	4.4%	12/31/2024	$1.17	0	$0	1.00%	4.7%	12/31/2024	$1.18	0	$0	0.75%	4.9%
12/31/2023	1.10	0	0	1.25%	8.5%	12/31/2023	1.11	0	0	1.00%	8.7%	12/31/2023	1.13	0	0	0.75%	9.0%
12/31/2022	1.02	0	0	1.25%	-12.1%	12/31/2022	1.02	0	0	1.00%	-11.9%	12/31/2022	1.03	0	0	0.75%	-11.7%
12/31/2021	1.16	0	0	1.25%	3.3%	12/31/2021	1.16	0	0	1.00%	3.6%	12/31/2021	1.17	0	0	0.75%	3.8%
12/31/2020	1.12	0	0	1.25%	1.6%	12/31/2020	1.12	0	0	1.00%	1.9%	12/31/2020	1.13	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	5.2%	12/31/2024	$1.21	0	$0	0.25%	5.5%	12/31/2024	$1.23	0	$0	0.00%	5.7%
12/31/2023	1.14	0	0	0.50%	9.3%	12/31/2023	1.15	0	0	0.25%	9.5%	12/31/2023	1.16	0	0	0.00%	9.8%
12/31/2022	1.04	0	0	0.50%	-11.4%	12/31/2022	1.05	0	0	0.25%	-11.2%	12/31/2022	1.06	0	0	0.00%	-11.0%
12/31/2021	1.18	0	0	0.50%	4.1%	12/31/2021	1.18	0	0	0.25%	4.3%	12/31/2021	1.19	0	0	0.00%	4.6%
12/31/2020	1.13	0	0	0.50%	2.4%	12/31/2020	1.13	0	0	0.25%	2.7%	12/31/2020	1.14	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap R6 Class - 06-4FN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,569	$37,670	1,095
Receivables: investments sold	-
Payables: investments purchased	(78)
Net assets	$40,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,491	28,630	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$40,491	28,630

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$124
Mortality & expense charges			(601)
Net investment income (loss)			(477)

Gain (loss) on investments:
Net realized gain (loss)			1,990
Realized gain distributions			477
Net change in unrealized appreciation (depreciation)			3,472
Net gain (loss)			5,939

Increase (decrease) in net assets from operations			$5,462

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(477)	$(299)
Net realized gain (loss)		1,990	(574)
Realized gain distributions		477	-
Net change in unrealized appreciation (depreciation)		3,472	4,511

Increase (decrease) in net assets from operations		5,462	3,638

Contract owner transactions:
Proceeds from units sold		20,676	8,968
Cost of units redeemed		(20,643)	(8,999)
Account charges		(13)	(2)
Increase (decrease)		20	(33)
Net increase (decrease)		5,482	3,605
Net assets, beginning		35,009	31,404
Net assets, ending		$40,491	$35,009

Units sold		15,710	7,405
Units redeemed		(14,537)	(7,147)
Net increase (decrease)		1,173	258
Units outstanding, beginning		27,457	27,199
Units outstanding, ending		28,630	27,457

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$66,990
Cost of units redeemed/account charges			(32,324)
Net investment income (loss)			(1,158)
Net realized gain (loss)			1,403
Realized gain distributions			2,681
Net change in unrealized appreciation (depreciation)			2,899
Net assets			$40,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	29	$40	1.25%	10.9%	12/31/2024	$1.43	0	$0	1.00%	11.2%	12/31/2024	$1.45	0	$0	0.75%	11.5%
12/31/2023	1.28	27	35	1.25%	10.4%	12/31/2023	1.29	0	0	1.00%	10.7%	12/31/2023	1.30	0	0	0.75%	11.0%
12/31/2022	1.15	27	31	1.25%	-16.9%	12/31/2022	1.16	0	0	1.00%	-16.7%	12/31/2022	1.17	0	0	0.75%	-16.5%
12/31/2021	1.39	21	29	1.25%	18.5%	12/31/2021	1.40	0	0	1.00%	18.8%	12/31/2021	1.40	0	0	0.75%	19.1%
12/31/2020	1.17	0	0	1.25%	13.6%	12/31/2020	1.18	0	0	1.00%	13.9%	12/31/2020	1.18	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	11.8%	12/31/2024	$1.49	0	$0	0.25%	12.0%	12/31/2024	$1.51	0	$0	0.00%	12.3%
12/31/2023	1.32	0	0	0.50%	11.3%	12/31/2023	1.33	0	0	0.25%	11.5%	12/31/2023	1.34	0	0	0.00%	11.8%
12/31/2022	1.18	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.41	0	0	0.50%	19.4%	12/31/2021	1.42	0	0	0.25%	19.7%	12/31/2021	1.43	0	0	0.00%	20.0%
12/31/2020	1.18	0	0	0.50%	14.4%	12/31/2020	1.19	0	0	0.25%	14.7%	12/31/2020	1.19	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.5%
2022	0.3%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Balanced R6 Class - 06-4FJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,667	$46,161	1,003
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$45,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,680	29,671	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$45,680	29,671

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,170
Mortality & expense charges			(827)
Net investment income (loss)			343

Gain (loss) on investments:
Net realized gain (loss)			8,825
Realized gain distributions			1,622
Net change in unrealized appreciation (depreciation)			(1,685)
Net gain (loss)			8,762

Increase (decrease) in net assets from operations			$9,105

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$343	$335
Net realized gain (loss)		8,825	(17)
Realized gain distributions		1,622	-
Net change in unrealized appreciation (depreciation)		(1,685)	1,211

Increase (decrease) in net assets from operations		9,105	1,529

Contract owner transactions:
Proceeds from units sold		135,036	24,606
Cost of units redeemed		(124,481)	(148)
Account charges		(85)	(26)
Increase (decrease)		10,470	24,432
Net increase (decrease)		19,575	25,961
Net assets, beginning		26,105	144
Net assets, ending		$45,680	$26,105

Units sold		90,938	20,006
Units redeemed		(81,252)	(148)
Net increase (decrease)		9,686	19,858
Units outstanding, beginning		19,985	127
Units outstanding, ending		29,671	19,985

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$159,803
Cost of units redeemed/account charges			(124,740)
Net investment income (loss)			680
Net realized gain (loss)			8,808
Realized gain distributions			1,623
Net change in unrealized appreciation (depreciation)			(494)
Net assets			$45,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	30	$46	1.25%	17.9%	12/31/2024	$1.56	0	$0	1.00%	18.2%	12/31/2024	$1.58	0	$0	0.75%	18.5%
12/31/2023	1.31	20	26	1.25%	15.3%	12/31/2023	1.32	0	0	1.00%	15.5%	12/31/2023	1.33	0	0	0.75%	15.8%
12/31/2022	1.13	0	0	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	0	0	1.25%	13.2%	12/31/2021	1.36	0	0	1.00%	13.5%	12/31/2021	1.37	0	0	0.75%	13.8%
12/31/2020	1.19	0	0	1.25%	14.3%	12/31/2020	1.20	0	0	1.00%	14.6%	12/31/2020	1.20	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	18.8%	12/31/2024	$1.62	0	$0	0.25%	19.1%	12/31/2024	$1.64	0	$0	0.00%	19.4%
12/31/2023	1.35	0	0	0.50%	16.1%	12/31/2023	1.36	0	0	0.25%	16.4%	12/31/2023	1.38	0	0	0.00%	16.7%
12/31/2022	1.16	0	0	0.50%	-15.5%	12/31/2022	1.17	0	0	0.25%	-15.3%	12/31/2022	1.18	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	14.1%	12/31/2021	1.38	0	0	0.25%	14.4%	12/31/2021	1.39	0	0	0.00%	14.6%
12/31/2020	1.20	0	0	0.50%	15.2%	12/31/2020	1.21	0	0	0.25%	15.5%	12/31/2020	1.21	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.3%
2022	2.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Equity Portfolio A Class - 06-345

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,745,363	$2,352,530	35,867
Receivables: investments sold	2,768
Payables: investments purchased	-
Net assets	$2,748,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,720,025	474,055	$5.74
Band 100	28,106	4,645	6.05
Band 75	-	-	6.38
Band 50	-	-	6.73
Band 25	-	-	7.10
Band 0	-	-	7.61
Total	$2,748,131	478,700

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,439
Mortality & expense charges			(33,185)
Net investment income (loss)			(28,746)

Gain (loss) on investments:
Net realized gain (loss)			107,729
Realized gain distributions			215,041
Net change in unrealized appreciation (depreciation)			(107,889)
Net gain (loss)			214,881

Increase (decrease) in net assets from operations			$186,135

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,746)	$(20,765)
Net realized gain (loss)		107,729	154,411
Realized gain distributions		215,041	34,137
Net change in unrealized appreciation (depreciation)		(107,889)	163,085

Increase (decrease) in net assets from operations		186,135	330,868

Contract owner transactions:
Proceeds from units sold		746,807	391,490
Cost of units redeemed		(347,167)	(729,348)
Account charges		(187)	(853)
Increase (decrease)		399,453	(338,711)
Net increase (decrease)		585,588	(7,843)
Net assets, beginning		2,162,543	2,170,386
Net assets, ending		$2,748,131	$2,162,543

Units sold		135,466	81,943
Units redeemed		(59,964)	(149,994)
Net increase (decrease)		75,502	(68,051)
Units outstanding, beginning		403,198	471,249
Units outstanding, ending		478,700	403,198

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,447,125
Cost of units redeemed/account charges			(12,575,120)
Net investment income (loss)			(421,843)
Net realized gain (loss)			1,689,728
Realized gain distributions			2,215,408
Net change in unrealized appreciation (depreciation)			392,833
Net assets			$2,748,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.74	474	$2,720	1.25%	7.0%	12/31/2024	$6.05	5	$28	1.00%	7.3%	12/31/2024	$6.38	0	$0	0.75%	7.6%
12/31/2023	5.36	399	2,137	1.25%	16.5%	12/31/2023	5.64	5	26	1.00%	16.8%	12/31/2023	5.93	0	0	0.75%	17.1%
12/31/2022	4.60	464	2,136	1.25%	-18.6%	12/31/2022	4.83	7	34	1.00%	-18.4%	12/31/2022	5.07	0	0	0.75%	-18.2%
12/31/2021	5.65	513	2,902	1.25%	27.3%	12/31/2021	5.92	10	58	1.00%	27.7%	12/31/2021	6.19	0	0	0.75%	28.0%
12/31/2020	4.44	586	2,604	1.25%	22.7%	12/31/2020	4.64	10	47	1.00%	23.0%	12/31/2020	4.84	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.73	0	$0	0.50%	7.9%	12/31/2024	$7.10	0	$0	0.25%	8.1%	12/31/2024	$7.61	0	$0	0.00%	8.4%
12/31/2023	6.24	0	0	0.50%	17.3%	12/31/2023	6.56	0	0	0.25%	17.6%	12/31/2023	7.02	0	0	0.00%	17.9%
12/31/2022	5.32	0	0	0.50%	-18.0%	12/31/2022	5.58	0	0	0.25%	-17.8%	12/31/2022	5.95	0	0	0.00%	-17.6%
12/31/2021	6.48	0	0	0.50%	28.3%	12/31/2021	6.79	0	0	0.25%	28.6%	12/31/2021	7.22	0	0	0.00%	28.9%
12/31/2020	5.05	0	0	0.50%	23.7%	12/31/2020	5.28	0	0	0.25%	24.0%	12/31/2020	5.60	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Income Fund A Class - 06-340

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$977,718	$1,035,976	65,573
Receivables: investments sold	-
Payables: investments purchased	(1,330)
Net assets	$976,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$976,388	561,922	$1.74
Band 100	-	-	1.83
Band 75	-	-	1.93
Band 50	-	-	2.04
Band 25	-	-	2.15
Band 0	-	-	2.30
Total	$976,388	561,922

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$40,097
Mortality & expense charges			(9,552)
Net investment income (loss)			30,545

Gain (loss) on investments:
Net realized gain (loss)			(8,309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,051)
Net gain (loss)			(9,360)

Increase (decrease) in net assets from operations			$21,185

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,545	$24,295
Net realized gain (loss)		(8,309)	(16,512)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,051)	37,969

Increase (decrease) in net assets from operations		21,185	45,752

Contract owner transactions:
Proceeds from units sold		368,689	87,865
Cost of units redeemed		(76,097)	(124,519)
Account charges		(93)	(55)
Increase (decrease)		292,499	(36,709)
Net increase (decrease)		313,684	9,043
Net assets, beginning		662,704	653,661
Net assets, ending		$976,388	$662,704

Units sold		213,528	54,585
Units redeemed		(45,111)	(77,072)
Net increase (decrease)		168,417	(22,487)
Units outstanding, beginning		393,505	415,992
Units outstanding, ending		561,922	393,505

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,256,019
Cost of units redeemed/account charges			(29,521,783)
Net investment income (loss)			2,211,303
Net realized gain (loss)			(297,172)
Realized gain distributions			386,279
Net change in unrealized appreciation (depreciation)			(58,258)
Net assets			$976,388

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	562	$976	1.25%	3.2%	12/31/2024	$1.83	0	$0	1.00%	3.4%	12/31/2024	$1.93	0	$0	0.75%	3.7%
12/31/2023	1.68	394	663	1.25%	7.2%	12/31/2023	1.77	0	0	1.00%	7.4%	12/31/2023	1.86	0	0	0.75%	7.7%
12/31/2022	1.57	416	654	1.25%	-16.6%	12/31/2022	1.65	0	0	1.00%	-16.4%	12/31/2022	1.73	0	0	0.75%	-16.2%
12/31/2021	1.88	466	879	1.25%	0.4%	12/31/2021	1.97	0	0	1.00%	0.7%	12/31/2021	2.06	0	0	0.75%	0.9%
12/31/2020	1.88	371	696	1.25%	6.9%	12/31/2020	1.96	0	0	1.00%	7.2%	12/31/2020	2.05	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	4.0%	12/31/2024	$2.15	0	$0	0.25%	4.2%	12/31/2024	$2.30	0	$0	0.00%	4.5%
12/31/2023	1.96	0	0	0.50%	8.0%	12/31/2023	2.06	0	0	0.25%	8.3%	12/31/2023	2.21	0	0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-16.0%	12/31/2022	1.90	0	0	0.25%	-15.8%	12/31/2022	2.03	0	0	0.00%	-15.6%
12/31/2021	2.16	0	0	0.50%	1.2%	12/31/2021	2.26	0	0	0.25%	1.4%	12/31/2021	2.41	0	0	0.00%	1.7%
12/31/2020	2.14	0	0	0.50%	7.7%	12/31/2020	2.23	0	0	0.25%	8.0%	12/31/2020	2.37	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	4.9%
2022	3.4%
2021	2.3%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Stock X Other Class - 06-6MT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,275,699	$3,040,488	12,734
Receivables: investments sold	-
Payables: investments purchased	(509)
Net assets	$3,275,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,275,190	2,594,884	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.29
Total	$3,275,190	2,594,884

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49,219
Mortality & expense charges			(38,791)
Net investment income (loss)			10,428

Gain (loss) on investments:
Net realized gain (loss)			34,485
Realized gain distributions			207,619
Net change in unrealized appreciation (depreciation)			118,624
Net gain (loss)			360,728

Increase (decrease) in net assets from operations			$371,156

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,428	$5,241
Net realized gain (loss)		34,485	2,471
Realized gain distributions		207,619	21,266
Net change in unrealized appreciation (depreciation)		118,624	116,587

Increase (decrease) in net assets from operations		371,156	145,565

Contract owner transactions:
Proceeds from units sold		1,786,422	1,213,855
Cost of units redeemed		(206,450)	(30,553)
Account charges		(4,463)	(342)
Increase (decrease)		1,575,509	1,182,960
Net increase (decrease)		1,946,665	1,328,525
Net assets, beginning		1,328,525	-
Net assets, ending		$3,275,190	$1,328,525

Units sold		1,579,646	1,221,679
Units redeemed		(176,163)	(30,278)
Net increase (decrease)		1,403,483	1,191,401
Units outstanding, beginning		1,191,401	-
Units outstanding, ending		2,594,884	1,191,401

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,000,277
Cost of units redeemed/account charges			(241,808)
Net investment income (loss)			15,669
Net realized gain (loss)			36,956
Realized gain distributions			228,885
Net change in unrealized appreciation (depreciation)			235,211
Net assets			$3,275,190

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	2,595	$3,275	1.25%	13.2%	12/31/2024	$1.27	0	$0	1.00%	13.5%	12/31/2024	$1.27	0	$0	0.75%	13.8%
12/31/2023	1.12	1,191	1,329	1.25%	11.5%	12/31/2023	1.12	0	0	1.00%	11.7%	12/31/2023	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	14.0%	12/31/2024	$1.29	0	$0	0.25%	14.3%	12/31/2024	$1.29	0	$0	0.00%	14.6%
12/31/2023	1.12	0	0	0.50%	12.2%	12/31/2023	1.12	0	0	0.25%	12.5%	12/31/2023	1.13	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Income X Other Class - 06-6RK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,613	$380,792	29,664
Receivables: investments sold	927
Payables: investments purchased	-
Net assets	$367,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,540	334,422	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$367,540	334,422

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,672
Mortality & expense charges			(1,480)
Net investment income (loss)			4,192

Gain (loss) on investments:
Net realized gain (loss)			309
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,179)
Net gain (loss)			(13,870)

Increase (decrease) in net assets from operations			$(9,678)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,192	$-
Net realized gain (loss)		309	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,179)	-

Increase (decrease) in net assets from operations		(9,678)	-

Contract owner transactions:
Proceeds from units sold		689,527	-
Cost of units redeemed		(312,309)	-
Account charges		-	-
Increase (decrease)		377,218	-
Net increase (decrease)		367,540	-
Net assets, beginning		-	-
Net assets, ending		$367,540	$-

Units sold		609,517	-
Units redeemed		(275,095)	-
Net increase (decrease)		334,422	-
Units outstanding, beginning		-	-
Units outstanding, ending		334,422	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$689,527
Cost of units redeemed/account charges			(312,309)
Net investment income (loss)			4,192
Net realized gain (loss)			309
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,179)
Net assets			$367,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	334	$368	1.25%	1.1%	12/31/2024	$1.10	0	$0	1.00%	1.3%	12/31/2024	$1.11	0	$0	0.75%	1.6%
12/31/2023	1.09	0	0	1.25%	8.7%	12/31/2023	1.09	0	0	1.00%	8.8%	12/31/2023	1.09	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	1.8%	12/31/2024	$1.11	0	$0	0.25%	2.1%	12/31/2024	$1.12	0	$0	0.00%	2.3%
12/31/2023	1.09	0	0	0.50%	8.9%	12/31/2023	1.09	0	0	0.25%	8.9%	12/31/2023	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Intl Stock X Other Class - 06-6Y6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	1.25%	-1.8%	12/31/2024	$0.98	0	$0	1.00%	-1.7%	12/31/2024	$0.98	0	$0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-1.5%	12/31/2024	$0.99	0	$0	0.25%	-1.4%	12/31/2024	$0.99	0	$0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund A Class - 06-065

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,902	$185,123	4,824
Receivables: investments sold	1,714
Payables: investments purchased	-
Net assets	$169,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,616	133,737	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.41
Band 0	-	-	1.45
Total	$169,616	133,737

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,656
Mortality & expense charges			(2,439)
Net investment income (loss)			217

Gain (loss) on investments:
Net realized gain (loss)			26,815
Realized gain distributions			3,609
Net change in unrealized appreciation (depreciation)			(34,769)
Net gain (loss)			(4,345)

Increase (decrease) in net assets from operations			$(4,128)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$217	$(310)
Net realized gain (loss)		26,815	9,287
Realized gain distributions		3,609	2,704
Net change in unrealized appreciation (depreciation)		(34,769)	13,092

Increase (decrease) in net assets from operations		(4,128)	24,773

Contract owner transactions:
Proceeds from units sold		436,529	58,778
Cost of units redeemed		(428,604)	(127,246)
Account charges		(18)	(26)
Increase (decrease)		7,907	(68,494)
Net increase (decrease)		3,779	(43,721)
Net assets, beginning		165,837	209,558
Net assets, ending		$169,616	$165,837

Units sold		326,200	47,537
Units redeemed		(319,952)	(106,189)
Net increase (decrease)		6,248	(58,652)
Units outstanding, beginning		127,489	186,141
Units outstanding, ending		133,737	127,489

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,710,621
Cost of units redeemed/account charges			(2,693,960)
Net investment income (loss)			26,901
Net realized gain (loss)			108,664
Realized gain distributions			34,611
Net change in unrealized appreciation (depreciation)			(17,221)
Net assets			$169,616

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	134	$170	1.25%	-2.5%	12/31/2024	$1.30	0	$0	1.00%	-2.3%	12/31/2024	$1.34	0	$0	0.75%	-2.0%
12/31/2023	1.30	127	166	1.25%	15.5%	12/31/2023	1.33	0	0	1.00%	15.8%	12/31/2023	1.36	0	0	0.75%	16.1%
12/31/2022	1.13	186	210	1.25%	-10.2%	12/31/2022	1.15	0	0	1.00%	-9.9%	12/31/2022	1.17	0	0	0.75%	-9.7%
12/31/2021	1.25	151	190	1.25%	3.5%	12/31/2021	1.28	0	0	1.00%	3.7%	12/31/2021	1.30	0	0	0.75%	4.0%
12/31/2020	1.21	152	184	1.25%	14.0%	12/31/2020	1.23	0	0	1.00%	14.3%	12/31/2020	1.25	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	-1.8%	12/31/2024	$1.41	0	$0	0.25%	-1.5%	12/31/2024	$1.45	0	$0	0.00%	-1.3%
12/31/2023	1.40	0	0	0.50%	16.4%	12/31/2023	1.43	0	0	0.25%	16.7%	12/31/2023	1.47	0	0	0.00%	17.0%
12/31/2022	1.20	0	0	0.50%	-9.5%	12/31/2022	1.23	0	0	0.25%	-9.3%	12/31/2022	1.25	0	0	0.00%	-9.0%
12/31/2021	1.33	0	0	0.50%	4.2%	12/31/2021	1.35	0	0	0.25%	4.5%	12/31/2021	1.38	0	0	0.00%	4.8%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.31	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.1%
2022	2.0%
2021	0.6%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund Institutional Class - 06-049

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,152	$289,435	8,097
Receivables: investments sold	565
Payables: investments purchased	-
Net assets	$284,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$284,717	218,404	$1.30
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$284,717	218,404

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,301
Mortality & expense charges			(4,970)
Net investment income (loss)			331

Gain (loss) on investments:
Net realized gain (loss)			17,772
Realized gain distributions			6,003
Net change in unrealized appreciation (depreciation)			(22,635)
Net gain (loss)			1,140

Increase (decrease) in net assets from operations			$1,471

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$331	$1,321
Net realized gain (loss)		17,772	(80)
Realized gain distributions		6,003	5,572
Net change in unrealized appreciation (depreciation)		(22,635)	38,974

Increase (decrease) in net assets from operations		1,471	45,787

Contract owner transactions:
Proceeds from units sold		114,964	27,746
Cost of units redeemed		(172,014)	(15,024)
Account charges		(64)	(46)
Increase (decrease)		(57,114)	12,676
Net increase (decrease)		(55,643)	58,463
Net assets, beginning		340,360	281,897
Net assets, ending		$284,717	$340,360

Units sold		86,472	22,554
Units redeemed		(123,364)	(12,306)
Net increase (decrease)		(36,892)	10,248
Units outstanding, beginning		255,296	245,048
Units outstanding, ending		218,404	255,296

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,784,003
Cost of units redeemed/account charges			(1,633,369)
Net investment income (loss)			29,531
Net realized gain (loss)			52,509
Realized gain distributions			57,326
Net change in unrealized appreciation (depreciation)			(5,283)
Net assets			$284,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	218	$285	1.25%	-2.2%	12/31/2024	$1.34	0	$0	1.00%	-2.0%	12/31/2024	$1.37	0	$0	0.75%	-1.7%
12/31/2023	1.33	255	340	1.25%	15.9%	12/31/2023	1.37	0	0	1.00%	16.2%	12/31/2023	1.40	0	0	0.75%	16.5%
12/31/2022	1.15	245	282	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.20	0	0	0.75%	-9.5%
12/31/2021	1.28	250	320	1.25%	3.7%	12/31/2021	1.30	0	0	1.00%	4.0%	12/31/2021	1.33	0	0	0.75%	4.2%
12/31/2020	1.23	288	355	1.25%	14.3%	12/31/2020	1.25	0	0	1.00%	14.6%	12/31/2020	1.27	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	-1.5%	12/31/2024	$1.45	0	$0	0.25%	-1.2%	12/31/2024	$1.49	0	$0	0.00%	-1.0%
12/31/2023	1.43	0	0	0.50%	16.8%	12/31/2023	1.47	0	0	0.25%	17.1%	12/31/2023	1.50	0	0	0.00%	17.3%
12/31/2022	1.23	0	0	0.50%	-9.3%	12/31/2022	1.25	0	0	0.25%	-9.1%	12/31/2022	1.28	0	0	0.00%	-8.8%
12/31/2021	1.35	0	0	0.50%	4.5%	12/31/2021	1.38	0	0	0.25%	4.8%	12/31/2021	1.40	0	0	0.00%	5.0%
12/31/2020	1.29	0	0	0.50%	15.2%	12/31/2020	1.31	0	0	0.25%	15.5%	12/31/2020	1.34	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.7%
2022	1.9%
2021	0.8%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund A Class - 06-066

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$437,332	$543,358	26,609
Receivables: investments sold	-
Payables: investments purchased	(132)
Net assets	$437,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,200	153,616	$2.85
Band 100	-	-	2.92
Band 75	-	-	3.00
Band 50	-	-	3.08
Band 25	-	-	3.16
Band 0	-	-	3.25
Total	$437,200	153,616

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,741)
Net investment income (loss)			(4,741)

Gain (loss) on investments:
Net realized gain (loss)			(1,507)
Realized gain distributions			127,379
Net change in unrealized appreciation (depreciation)			(45,757)
Net gain (loss)			80,115

Increase (decrease) in net assets from operations			$75,374

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,741)	$(3,209)
Net realized gain (loss)		(1,507)	(3,680)
Realized gain distributions		127,379	74,108
Net change in unrealized appreciation (depreciation)		(45,757)	2,603

Increase (decrease) in net assets from operations		75,374	69,822

Contract owner transactions:
Proceeds from units sold		53,473	49,339
Cost of units redeemed		(3,065)	(16,512)
Account charges		(11)	(2)
Increase (decrease)		50,397	32,825
Net increase (decrease)		125,771	102,647
Net assets, beginning		311,429	208,782
Net assets, ending		$437,200	$311,429

Units sold		20,516	24,695
Units redeemed		(1,233)	(8,096)
Net increase (decrease)		19,283	16,599
Units outstanding, beginning		134,333	117,734
Units outstanding, ending		153,616	134,333

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$716,688
Cost of units redeemed/account charges			(562,620)
Net investment income (loss)			(29,745)
Net realized gain (loss)			102,517
Realized gain distributions			316,386
Net change in unrealized appreciation (depreciation)			(106,026)
Net assets			$437,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.85	154	$437	1.25%	22.8%	12/31/2024	$2.92	0	$0	1.00%	23.1%	12/31/2024	$3.00	0	$0	0.75%	23.4%
12/31/2023	2.32	134	311	1.25%	30.7%	12/31/2023	2.37	0	0	1.00%	31.1%	12/31/2023	2.43	0	0	0.75%	31.4%
12/31/2022	1.77	118	209	1.25%	-30.9%	12/31/2022	1.81	0	0	1.00%	-30.7%	12/31/2022	1.85	0	0	0.75%	-30.5%
12/31/2021	2.57	96	246	1.25%	12.1%	12/31/2021	2.61	0	0	1.00%	12.4%	12/31/2021	2.66	0	0	0.75%	12.7%
12/31/2020	2.29	94	215	1.25%	26.6%	12/31/2020	2.33	0	0	1.00%	27.0%	12/31/2020	2.36	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.08	0	$0	0.50%	23.7%	12/31/2024	$3.16	0	$0	0.25%	24.0%	12/31/2024	$3.25	0	$0	0.00%	24.3%
12/31/2023	2.49	0	0	0.50%	31.7%	12/31/2023	2.55	0	0	0.25%	32.0%	12/31/2023	2.61	0	0	0.00%	32.4%
12/31/2022	1.89	0	0	0.50%	-30.3%	12/31/2022	1.93	0	0	0.25%	-30.2%	12/31/2022	1.97	0	0	0.00%	-30.0%
12/31/2021	2.71	0	0	0.50%	13.0%	12/31/2021	2.77	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.5%
12/31/2020	2.40	0	0	0.50%	27.6%	12/31/2020	2.44	0	0	0.25%	27.9%	12/31/2020	2.48	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund Institutional Class - 06-050

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$584,879	$731,088	31,788
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$584,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$584,904	200,214	$2.92
Band 100	-	-	3.00
Band 75	-	-	3.08
Band 50	-	-	3.16
Band 25	-	-	3.25
Band 0	-	-	3.33
Total	$584,904	200,214

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,687)
Net investment income (loss)			(6,687)

Gain (loss) on investments:
Net realized gain (loss)			(8,411)
Realized gain distributions			156,880
Net change in unrealized appreciation (depreciation)			(31,611)
Net gain (loss)			116,858

Increase (decrease) in net assets from operations			$110,171

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,687)	$(4,947)
Net realized gain (loss)		(8,411)	(56,349)
Realized gain distributions		156,880	104,459
Net change in unrealized appreciation (depreciation)		(31,611)	66,666

Increase (decrease) in net assets from operations		110,171	109,829

Contract owner transactions:
Proceeds from units sold		69,879	41,985
Cost of units redeemed		(56,054)	(128,129)
Account charges		(1,209)	(611)
Increase (decrease)		12,616	(86,755)
Net increase (decrease)		122,787	23,074
Net assets, beginning		462,117	439,043
Net assets, ending		$584,904	$462,117

Units sold		27,567	20,685
Units redeemed		(22,071)	(68,390)
Net increase (decrease)		5,496	(47,705)
Units outstanding, beginning		194,718	242,423
Units outstanding, ending		200,214	194,718

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,229,964
Cost of units redeemed/account charges			(2,301,474)
Net investment income (loss)			(71,566)
Net realized gain (loss)			287,185
Realized gain distributions			587,004
Net change in unrealized appreciation (depreciation)			(146,209)
Net assets			$584,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.92	200	$585	1.25%	23.1%	12/31/2024	$3.00	0	$0	1.00%	23.4%	12/31/2024	$3.08	0	$0	0.75%	23.7%
12/31/2023	2.37	195	462	1.25%	31.0%	12/31/2023	2.43	0	0	1.00%	31.4%	12/31/2023	2.49	0	0	0.75%	31.7%
12/31/2022	1.81	242	439	1.25%	-30.7%	12/31/2022	1.85	0	0	1.00%	-30.5%	12/31/2022	1.89	0	0	0.75%	-30.3%
12/31/2021	2.61	276	722	1.25%	12.4%	12/31/2021	2.66	0	0	1.00%	12.7%	12/31/2021	2.71	0	0	0.75%	13.0%
12/31/2020	2.32	305	709	1.25%	26.9%	12/31/2020	2.36	0	0	1.00%	27.3%	12/31/2020	2.40	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.16	0	$0	0.50%	24.0%	12/31/2024	$3.25	0	$0	0.25%	24.3%	12/31/2024	$3.33	0	$0	0.00%	24.7%
12/31/2023	2.55	0	0	0.50%	32.0%	12/31/2023	2.61	0	0	0.25%	32.4%	12/31/2023	2.67	0	0	0.00%	32.7%
12/31/2022	1.93	0	0	0.50%	-30.2%	12/31/2022	1.97	0	0	0.25%	-30.0%	12/31/2022	2.01	0	0	0.00%	-29.8%
12/31/2021	2.76	0	0	0.50%	13.2%	12/31/2021	2.82	0	0	0.25%	13.5%	12/31/2021	2.87	0	0	0.00%	13.8%
12/31/2020	2.44	0	0	0.50%	27.9%	12/31/2020	2.48	0	0	0.25%	28.2%	12/31/2020	2.52	0	0	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund A Class - 06-067

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,184	$55,168	1,496
Receivables: investments sold	68
Payables: investments purchased	-
Net assets	$67,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,252	21,009	$3.20
Band 100	-	-	3.29
Band 75	-	-	3.37
Band 50	-	-	3.46
Band 25	-	-	3.56
Band 0	-	-	3.65
Total	$67,252	21,009

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$127
Mortality & expense charges			(840)
Net investment income (loss)			(713)

Gain (loss) on investments:
Net realized gain (loss)			3,832
Realized gain distributions			5,187
Net change in unrealized appreciation (depreciation)			8,514
Net gain (loss)			17,533

Increase (decrease) in net assets from operations			$16,820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(713)	$(566)
Net realized gain (loss)		3,832	(1,788)
Realized gain distributions		5,187	502
Net change in unrealized appreciation (depreciation)		8,514	15,269

Increase (decrease) in net assets from operations		16,820	13,417

Contract owner transactions:
Proceeds from units sold		6,969	5,079
Cost of units redeemed		(25,186)	(20,194)
Account charges		(4)	(2)
Increase (decrease)		(18,221)	(15,117)
Net increase (decrease)		(1,401)	(1,700)
Net assets, beginning		68,653	70,353
Net assets, ending		$67,252	$68,653

Units sold		2,503	2,307
Units redeemed		(9,168)	(9,129)
Net increase (decrease)		(6,665)	(6,822)
Units outstanding, beginning		27,674	34,496
Units outstanding, ending		21,009	27,674

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$335,789
Cost of units redeemed/account charges			(393,401)
Net investment income (loss)			(6,875)
Net realized gain (loss)			93,320
Realized gain distributions			26,403
Net change in unrealized appreciation (depreciation)			12,016
Net assets			$67,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.20	21	$67	1.25%	29.0%	12/31/2024	$3.29	0	$0	1.00%	29.4%	12/31/2024	$3.37	0	$0	0.75%	29.7%
12/31/2023	2.48	28	69	1.25%	21.6%	12/31/2023	2.54	0	0	1.00%	21.9%	12/31/2023	2.60	0	0	0.75%	22.2%
12/31/2022	2.04	34	70	1.25%	-15.4%	12/31/2022	2.08	0	0	1.00%	-15.1%	12/31/2022	2.13	0	0	0.75%	-14.9%
12/31/2021	2.41	32	76	1.25%	29.2%	12/31/2021	2.46	0	0	1.00%	29.6%	12/31/2021	2.50	0	0	0.75%	29.9%
12/31/2020	1.86	35	66	1.25%	20.0%	12/31/2020	1.90	0	0	1.00%	20.3%	12/31/2020	1.93	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	0	$0	0.50%	30.0%	12/31/2024	$3.56	0	$0	0.25%	30.3%	12/31/2024	$3.65	0	$0	0.00%	30.7%
12/31/2023	2.66	0	0	0.50%	22.6%	12/31/2023	2.73	0	0	0.25%	22.9%	12/31/2023	2.79	0	0	0.00%	23.2%
12/31/2022	2.17	0	0	0.50%	-14.7%	12/31/2022	2.22	0	0	0.25%	-14.5%	12/31/2022	2.27	0	0	0.00%	-14.3%
12/31/2021	2.55	0	0	0.50%	30.2%	12/31/2021	2.60	0	0	0.25%	30.5%	12/31/2021	2.65	0	0	0.00%	30.9%
12/31/2020	1.96	0	0	0.50%	20.9%	12/31/2020	1.99	0	0	0.25%	21.2%	12/31/2020	2.02	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.4%
2022	0.4%
2021	0.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund Institutional Class - 06-051

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$202,022	$148,326	4,402
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$202,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,230	61,238	$3.30
Band 100	-	-	3.39
Band 75	-	-	3.48
Band 50	-	-	3.57
Band 25	-	-	3.67
Band 0	-	-	3.77
Total	$202,230	61,238

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$882
Mortality & expense charges			(2,240)
Net investment income (loss)			(1,358)

Gain (loss) on investments:
Net realized gain (loss)			448
Realized gain distributions			15,214
Net change in unrealized appreciation (depreciation)			30,108
Net gain (loss)			45,770

Increase (decrease) in net assets from operations			$44,412

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,358)	$(666)
Net realized gain (loss)		448	1,033
Realized gain distributions		15,214	1,058
Net change in unrealized appreciation (depreciation)		30,108	23,889

Increase (decrease) in net assets from operations		44,412	25,314

Contract owner transactions:
Proceeds from units sold		10,492	30,406
Cost of units redeemed		(10)	(15,942)
Account charges		(17)	(16)
Increase (decrease)		10,465	14,448
Net increase (decrease)		54,877	39,762
Net assets, beginning		147,353	107,591
Net assets, ending		$202,230	$147,353

Units sold		3,488	13,571
Units redeemed		(5)	(7,257)
Net increase (decrease)		3,483	6,314
Units outstanding, beginning		57,755	51,441
Units outstanding, ending		61,238	57,755

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$171,996
Cost of units redeemed/account charges			(86,058)
Net investment income (loss)			(5,449)
Net realized gain (loss)			9,190
Realized gain distributions			58,855
Net change in unrealized appreciation (depreciation)			53,696
Net assets			$202,230

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	61	$202	1.25%	29.4%	12/31/2024	$3.39	0	$0	1.00%	29.8%	12/31/2024	$3.48	0	$0	0.75%	30.1%
12/31/2023	2.55	58	147	1.25%	22.0%	12/31/2023	2.61	0	0	1.00%	22.3%	12/31/2023	2.68	0	0	0.75%	22.6%
12/31/2022	2.09	51	108	1.25%	-15.1%	12/31/2022	2.14	0	0	1.00%	-14.9%	12/31/2022	2.18	0	0	0.75%	-14.7%
12/31/2021	2.46	64	157	1.25%	29.6%	12/31/2021	2.51	0	0	1.00%	29.9%	12/31/2021	2.56	0	0	0.75%	30.2%
12/31/2020	1.90	60	114	1.25%	20.4%	12/31/2020	1.93	0	0	1.00%	20.7%	12/31/2020	1.96	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.57	0	$0	0.50%	30.4%	12/31/2024	$3.67	0	$0	0.25%	30.7%	12/31/2024	$3.77	0	$0	0.00%	31.1%
12/31/2023	2.74	0	0	0.50%	22.9%	12/31/2023	2.81	0	0	0.25%	23.2%	12/31/2023	2.87	0	0	0.00%	23.5%
12/31/2022	2.23	0	0	0.50%	-14.5%	12/31/2022	2.28	0	0	0.25%	-14.2%	12/31/2022	2.33	0	0	0.00%	-14.0%
12/31/2021	2.61	0	0	0.50%	30.6%	12/31/2021	2.66	0	0	0.25%	30.9%	12/31/2021	2.71	0	0	0.00%	31.2%
12/31/2020	2.00	0	0	0.50%	21.3%	12/31/2020	2.03	0	0	0.25%	21.6%	12/31/2020	2.06	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.8%
2022	0.6%
2021	0.4%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund R6 Class - 06-CXG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,701	$93,007	4,422
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$82,741

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,741	31,536	$2.62
Band 100	-	-	2.68
Band 75	-	-	2.73
Band 50	-	-	2.79
Band 25	-	-	2.84
Band 0	-	-	2.90
Total	$82,741	31,536

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(831)
Net investment income (loss)			(831)

Gain (loss) on investments:
Net realized gain (loss)			76
Realized gain distributions			22,010
Net change in unrealized appreciation (depreciation)			(10,296)
Net gain (loss)			11,790

Increase (decrease) in net assets from operations			$10,959

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(831)	$(322)
Net realized gain (loss)		76	(41,394)
Realized gain distributions		22,010	2,197
Net change in unrealized appreciation (depreciation)		(10,296)	45,325

Increase (decrease) in net assets from operations		10,959	5,806

Contract owner transactions:
Proceeds from units sold		61,994	1,790
Cost of units redeemed		-	(97,041)
Account charges		(6)	-
Increase (decrease)		61,988	(95,251)
Net increase (decrease)		72,947	(89,445)
Net assets, beginning		9,794	99,239
Net assets, ending		$82,741	$9,794

Units sold		26,941	1,055
Units redeemed		(2)	(57,533)
Net increase (decrease)		26,939	(56,478)
Units outstanding, beginning		4,597	61,075
Units outstanding, ending		31,536	4,597

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$345,486
Cost of units redeemed/account charges			(379,211)
Net investment income (loss)			(12,169)
Net realized gain (loss)			42,664
Realized gain distributions			96,277
Net change in unrealized appreciation (depreciation)			(10,306)
Net assets			$82,741

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	32	$83	1.25%	23.2%	12/31/2024	$2.68	0	$0	1.00%	23.5%	12/31/2024	$2.73	0	$0	0.75%	23.8%
12/31/2023	2.13	5	10	1.25%	31.1%	12/31/2023	2.17	0	0	1.00%	31.4%	12/31/2023	2.21	0	0	0.75%	31.8%
12/31/2022	1.62	61	99	1.25%	-30.6%	12/31/2022	1.65	0	0	1.00%	-30.5%	12/31/2022	1.67	0	0	0.75%	-30.3%
12/31/2021	2.34	57	132	1.25%	12.5%	12/31/2021	2.37	0	0	1.00%	12.7%	12/31/2021	2.40	0	0	0.75%	13.0%
12/31/2020	2.08	165	344	1.25%	27.0%	12/31/2020	2.10	0	0	1.00%	27.4%	12/31/2020	2.13	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.79	0	$0	0.50%	24.1%	12/31/2024	$2.84	0	$0	0.25%	24.4%	12/31/2024	$2.90	0	$0	0.00%	24.7%
12/31/2023	2.25	0	0	0.50%	32.1%	12/31/2023	2.29	0	0	0.25%	32.4%	12/31/2023	2.33	0	0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-30.1%	12/31/2022	1.73	0	0	0.25%	-29.9%	12/31/2022	1.75	0	0	0.00%	-29.8%
12/31/2021	2.43	0	0	0.50%	13.3%	12/31/2021	2.46	0	0	0.25%	13.6%	12/31/2021	2.50	0	0	0.00%	13.9%
12/31/2020	2.15	0	0	0.50%	28.0%	12/31/2020	2.17	0	0	0.25%	28.3%	12/31/2020	2.19	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust R6 Class - 06-GKM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,791,458	$2,868,664	439,755
Receivables: investments sold	5,800
Payables: investments purchased	-
Net assets	$2,797,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,797,258	2,233,188	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$2,797,258	2,233,188

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$143,133
Mortality & expense charges			(34,443)
Net investment income (loss)			108,690

Gain (loss) on investments:
Net realized gain (loss)			(22,559)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			58,936
Net gain (loss)			36,377

Increase (decrease) in net assets from operations			$145,067

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$108,690	$118,948
Net realized gain (loss)		(22,559)	(90,419)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		58,936	257,705

Increase (decrease) in net assets from operations		145,067	286,234

Contract owner transactions:
Proceeds from units sold		5,446,093	6,157,064
Cost of units redeemed		(5,404,214)	(6,190,484)
Account charges		(6,305)	(26,693)
Increase (decrease)		35,574	(60,113)
Net increase (decrease)		180,641	226,121
Net assets, beginning		2,616,617	2,390,496
Net assets, ending		$2,797,258	$2,616,617

Units sold		4,526,957	5,621,666
Units redeemed		(4,495,286)	(5,673,916)
Net increase (decrease)		31,671	(52,250)
Units outstanding, beginning		2,201,517	2,253,767
Units outstanding, ending		2,233,188	2,201,517

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,137,600
Cost of units redeemed/account charges			(16,469,792)
Net investment income (loss)			352,590
Net realized gain (loss)			(157,878)
Realized gain distributions			11,944
Net change in unrealized appreciation (depreciation)			(77,206)
Net assets			$2,797,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	2,233	$2,797	1.25%	5.4%	12/31/2024	$1.27	0	$0	1.00%	5.7%	12/31/2024	$1.30	0	$0	0.75%	5.9%
12/31/2023	1.19	2,202	2,617	1.25%	12.1%	12/31/2023	1.21	0	0	1.00%	12.3%	12/31/2023	1.23	0	0	0.75%	12.6%
12/31/2022	1.06	2,254	2,390	1.25%	-13.1%	12/31/2022	1.07	0	0	1.00%	-12.9%	12/31/2022	1.09	0	0	0.75%	-12.7%
12/31/2021	1.22	2,416	2,949	1.25%	6.7%	12/31/2021	1.23	0	0	1.00%	7.0%	12/31/2021	1.25	0	0	0.75%	7.2%
12/31/2020	1.14	110	126	1.25%	5.7%	12/31/2020	1.15	0	0	1.00%	6.0%	12/31/2020	1.16	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	6.2%	12/31/2024	$1.34	0	$0	0.25%	6.5%	12/31/2024	$1.37	0	$0	0.00%	6.7%
12/31/2023	1.24	0	0	0.50%	12.9%	12/31/2023	1.26	0	0	0.25%	13.2%	12/31/2023	1.28	0	0	0.00%	13.5%
12/31/2022	1.10	0	0	0.50%	-12.5%	12/31/2022	1.12	0	0	0.25%	-12.2%	12/31/2022	1.13	0	0	0.00%	-12.0%
12/31/2021	1.26	0	0	0.50%	7.5%	12/31/2021	1.27	0	0	0.25%	7.8%	12/31/2021	1.28	0	0	0.00%	8.1%
12/31/2020	1.17	0	0	0.50%	6.5%	12/31/2020	1.18	0	0	0.25%	6.8%	12/31/2020	1.19	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	6.0%
2022	4.9%
2021	1.4%
2020	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund R6 Class - 06-GKN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,934	$278,347	7,435
Receivables: investments sold	6,142
Payables: investments purchased	-
Net assets	$261,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$261,076	214,748	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$261,076	214,748

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,873
Mortality & expense charges			(2,756)
Net investment income (loss)			2,117

Gain (loss) on investments:
Net realized gain (loss)			(444)
Realized gain distributions			5,330
Net change in unrealized appreciation (depreciation)			(16,770)
Net gain (loss)			(11,884)

Increase (decrease) in net assets from operations			$(9,767)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,117	$1,204
Net realized gain (loss)		(444)	(1,697)
Realized gain distributions		5,330	2,785
Net change in unrealized appreciation (depreciation)		(16,770)	16,859

Increase (decrease) in net assets from operations		(9,767)	19,151

Contract owner transactions:
Proceeds from units sold		116,981	61,251
Cost of units redeemed		(16,946)	(13,256)
Account charges		(40)	(30)
Increase (decrease)		99,995	47,965
Net increase (decrease)		90,228	67,116
Net assets, beginning		170,848	103,732
Net assets, ending		$261,076	$170,848

Units sold		90,501	52,194
Units redeemed		(13,273)	(11,472)
Net increase (decrease)		77,228	40,722
Units outstanding, beginning		137,520	96,798
Units outstanding, ending		214,748	137,520

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$441,392
Cost of units redeemed/account charges			(168,694)
Net investment income (loss)			4,564
Net realized gain (loss)			(32,140)
Realized gain distributions			39,367
Net change in unrealized appreciation (depreciation)			(23,413)
Net assets			$261,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	215	$261	1.25%	-2.1%	12/31/2024	$1.24	0	$0	1.00%	-1.9%	12/31/2024	$1.26	0	$0	0.75%	-1.6%
12/31/2023	1.24	138	171	1.25%	15.9%	12/31/2023	1.26	0	0	1.00%	16.2%	12/31/2023	1.28	0	0	0.75%	16.5%
12/31/2022	1.07	97	104	1.25%	-9.9%	12/31/2022	1.09	0	0	1.00%	-9.7%	12/31/2022	1.10	0	0	0.75%	-9.4%
12/31/2021	1.19	197	235	1.25%	3.8%	12/31/2021	1.20	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.15	0	0	1.25%	14.4%	12/31/2020	1.15	0	0	1.00%	14.7%	12/31/2020	1.16	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	-1.4%	12/31/2024	$1.30	0	$0	0.25%	-1.2%	12/31/2024	$1.33	0	$0	0.00%	-0.9%
12/31/2023	1.30	0	0	0.50%	16.8%	12/31/2023	1.32	0	0	0.25%	17.1%	12/31/2023	1.34	0	0	0.00%	17.4%
12/31/2022	1.11	0	0	0.50%	-9.2%	12/31/2022	1.13	0	0	0.25%	-9.0%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.23	0	0	0.50%	4.5%	12/31/2021	1.24	0	0	0.25%	4.8%	12/31/2021	1.25	0	0	0.00%	5.1%
12/31/2020	1.17	0	0	0.50%	15.2%	12/31/2020	1.18	0	0	0.25%	15.5%	12/31/2020	1.19	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.9%
2022	1.3%
2021	1.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund A Class - 06-FTW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$227,415	$216,139	8,727
Receivables: investments sold	-
Payables: investments purchased	(73)
Net assets	$227,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,342	130,560	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$227,342	130,560

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,570)
Net investment income (loss)			(2,570)

Gain (loss) on investments:
Net realized gain (loss)			8,178
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,408
Net gain (loss)			18,586

Increase (decrease) in net assets from operations			$16,016

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,570)	$(82)
Net realized gain (loss)		8,178	2
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,408	1,182

Increase (decrease) in net assets from operations		16,016	1,102

Contract owner transactions:
Proceeds from units sold		691,395	384
Cost of units redeemed		(487,349)	(217)
Account charges		(18)	(15)
Increase (decrease)		204,028	152
Net increase (decrease)		220,044	1,254
Net assets, beginning		7,298	6,044
Net assets, ending		$227,342	$7,298

Units sold		431,689	272
Units redeemed		(305,902)	(158)
Net increase (decrease)		125,787	114
Units outstanding, beginning		4,773	4,659
Units outstanding, ending		130,560	4,773

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,357,148
Cost of units redeemed/account charges			(1,155,258)
Net investment income (loss)			(6,983)
Net realized gain (loss)			(1,522)
Realized gain distributions			22,681
Net change in unrealized appreciation (depreciation)			11,276
Net assets			$227,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	131	$227	1.25%	13.9%	12/31/2024	$1.77	0	$0	1.00%	14.2%	12/31/2024	$1.81	0	$0	0.75%	14.5%
12/31/2023	1.53	5	7	1.25%	17.9%	12/31/2023	1.55	0	0	1.00%	18.2%	12/31/2023	1.58	0	0	0.75%	18.4%
12/31/2022	1.30	5	6	1.25%	-29.3%	12/31/2022	1.32	0	0	1.00%	-29.1%	12/31/2022	1.33	0	0	0.75%	-29.0%
12/31/2021	1.84	13	24	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	0	0	0.75%	16.5%
12/31/2020	1.58	19	30	1.25%	27.9%	12/31/2020	1.60	0	0	1.00%	28.2%	12/31/2020	1.61	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	0	$0	0.50%	14.7%	12/31/2024	$1.88	0	$0	0.25%	15.0%	12/31/2024	$1.91	0	$0	0.00%	15.3%
12/31/2023	1.61	0	0	0.50%	18.7%	12/31/2023	1.63	0	0	0.25%	19.0%	12/31/2023	1.66	0	0	0.00%	19.3%
12/31/2022	1.35	0	0	0.50%	-28.8%	12/31/2022	1.37	0	0	0.25%	-28.6%	12/31/2022	1.39	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	16.7%	12/31/2021	1.92	0	0	0.25%	17.0%	12/31/2021	1.94	0	0	0.00%	17.3%
12/31/2020	1.63	0	0	0.50%	28.9%	12/31/2020	1.64	0	0	0.25%	29.2%	12/31/2020	1.66	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,426	$31,228	1,152
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$32,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,407	18,260	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.95
Total	$32,407	18,260

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(469)
Net investment income (loss)			(469)

Gain (loss) on investments:
Net realized gain (loss)			487
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,099
Net gain (loss)			5,586

Increase (decrease) in net assets from operations			$5,117

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(469)	$(444)
Net realized gain (loss)		487	(141)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,099	6,837

Increase (decrease) in net assets from operations		5,117	6,252

Contract owner transactions:
Proceeds from units sold		6,820	1,578
Cost of units redeemed		(20,566)	(177)
Account charges		(222)	(229)
Increase (decrease)		(13,968)	1,172
Net increase (decrease)		(8,851)	7,424
Net assets, beginning		41,258	33,834
Net assets, ending		$32,407	$41,258

Units sold		3,728	1,110
Units redeemed		(12,014)	(284)
Net increase (decrease)		(8,286)	826
Units outstanding, beginning		26,546	25,720
Units outstanding, ending		18,260	26,546

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$555,890
Cost of units redeemed/account charges			(629,707)
Net investment income (loss)			(10,977)
Net realized gain (loss)			92,210
Realized gain distributions			23,793
Net change in unrealized appreciation (depreciation)			1,198
Net assets			$32,407

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	18	$32	1.25%	14.2%	12/31/2024	$1.81	0	$0	1.00%	14.5%	12/31/2024	$1.84	0	$0	0.75%	14.8%
12/31/2023	1.55	27	41	1.25%	18.2%	12/31/2023	1.58	0	0	1.00%	18.4%	12/31/2023	1.61	0	0	0.75%	18.7%
12/31/2022	1.32	26	34	1.25%	-29.1%	12/31/2022	1.33	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	39	72	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	250	399	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	15.1%	12/31/2024	$1.91	0	$0	0.25%	15.3%	12/31/2024	$1.95	0	$0	0.00%	15.6%
12/31/2023	1.63	0	0	0.50%	19.0%	12/31/2023	1.66	0	0	0.25%	19.3%	12/31/2023	1.69	0	0	0.00%	19.6%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.96	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund R6 Class - 06-FTX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,954	$219,722	8,391
Receivables: investments sold	-
Payables: investments purchased	(913)
Net assets	$236,041

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,041	132,829	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$236,041	132,829

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,715)
Net investment income (loss)			(2,715)

Gain (loss) on investments:
Net realized gain (loss)			(488)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,629
Net gain (loss)			31,141

Increase (decrease) in net assets from operations			$28,426

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,715)	$(2,195)
Net realized gain (loss)		(488)	(7,681)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,629	40,790

Increase (decrease) in net assets from operations		28,426	30,914

Contract owner transactions:
Proceeds from units sold		26,805	26,269
Cost of units redeemed		(14,058)	(33,848)
Account charges		(202)	(172)
Increase (decrease)		12,545	(7,751)
Net increase (decrease)		40,971	23,163
Net assets, beginning		195,070	171,907
Net assets, ending		$236,041	$195,070

Units sold		16,289	18,539
Units redeemed		(8,793)	(23,762)
Net increase (decrease)		7,496	(5,223)
Units outstanding, beginning		125,333	130,556
Units outstanding, ending		132,829	125,333

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$508,281
Cost of units redeemed/account charges			(341,871)
Net investment income (loss)			(15,237)
Net realized gain (loss)			(15,090)
Realized gain distributions			82,726
Net change in unrealized appreciation (depreciation)			17,232
Net assets			$236,041

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	133	$236	1.25%	14.2%	12/31/2024	$1.81	0	$0	1.00%	14.5%	12/31/2024	$1.85	0	$0	0.75%	14.7%
12/31/2023	1.56	125	195	1.25%	18.2%	12/31/2023	1.58	0	0	1.00%	18.5%	12/31/2023	1.61	0	0	0.75%	18.8%
12/31/2022	1.32	131	172	1.25%	-29.2%	12/31/2022	1.34	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	153	284	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.5%	12/31/2021	1.90	0	0	0.75%	16.8%
12/31/2020	1.60	114	182	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	15.0%	12/31/2024	$1.92	0	$0	0.25%	15.3%	12/31/2024	$1.95	0	$0	0.00%	15.6%
12/31/2023	1.63	0	0	0.50%	19.1%	12/31/2023	1.66	0	0	0.25%	19.4%	12/31/2023	1.69	0	0	0.00%	19.7%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.4%	12/31/2021	1.97	0	0	0.00%	17.7%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Core Fund R6 Class - 06-3MG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,836	$223,951	10,094
Receivables: investments sold	-
Payables: investments purchased	(108)
Net assets	$270,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,728	178,083	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$270,728	178,083

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$967
Mortality & expense charges			(3,126)
Net investment income (loss)			(2,159)

Gain (loss) on investments:
Net realized gain (loss)			1,396
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,229
Net gain (loss)			33,625

Increase (decrease) in net assets from operations			$31,466

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,159)	$(1,738)
Net realized gain (loss)		1,396	(6,987)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		32,229	45,186

Increase (decrease) in net assets from operations		31,466	36,461

Contract owner transactions:
Proceeds from units sold		26,493	51,829
Cost of units redeemed		(12,536)	(56,980)
Account charges		(376)	(339)
Increase (decrease)		13,581	(5,490)
Net increase (decrease)		45,047	30,971
Net assets, beginning		225,681	194,710
Net assets, ending		$270,728	$225,681

Units sold		18,657	44,028
Units redeemed		(8,913)	(48,653)
Net increase (decrease)		9,744	(4,625)
Units outstanding, beginning		168,339	172,964
Units outstanding, ending		178,083	168,339

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$292,169
Cost of units redeemed/account charges			(75,217)
Net investment income (loss)			(5,480)
Net realized gain (loss)			(6,930)
Realized gain distributions			19,301
Net change in unrealized appreciation (depreciation)			46,885
Net assets			$270,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	178	$271	1.25%	13.4%	12/31/2024	$1.54	0	$0	1.00%	13.7%	12/31/2024	$1.57	0	$0	0.75%	14.0%
12/31/2023	1.34	168	226	1.25%	19.1%	12/31/2023	1.36	0	0	1.00%	19.4%	12/31/2023	1.38	0	0	0.75%	19.7%
12/31/2022	1.13	173	195	1.25%	-24.0%	12/31/2022	1.14	0	0	1.00%	-23.9%	12/31/2022	1.15	0	0	0.75%	-23.7%
12/31/2021	1.48	66	98	1.25%	28.7%	12/31/2021	1.49	0	0	1.00%	29.0%	12/31/2021	1.51	0	0	0.75%	29.3%
12/31/2020	1.15	0	0	1.25%	15.5%	12/31/2020	1.16	0	0	1.00%	15.8%	12/31/2020	1.16	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	14.3%	12/31/2024	$1.62	0	$0	0.25%	14.5%	12/31/2024	$1.64	0	$0	0.00%	14.8%
12/31/2023	1.39	0	0	0.50%	20.0%	12/31/2023	1.41	0	0	0.25%	20.3%	12/31/2023	1.43	0	0	0.00%	20.6%
12/31/2022	1.16	0	0	0.50%	-23.5%	12/31/2022	1.17	0	0	0.25%	-23.3%	12/31/2022	1.19	0	0	0.00%	-23.1%
12/31/2021	1.52	0	0	0.50%	29.6%	12/31/2021	1.53	0	0	0.25%	29.9%	12/31/2021	1.54	0	0	0.00%	30.3%
12/31/2020	1.17	0	0	0.50%	16.4%	12/31/2020	1.18	0	0	0.25%	16.7%	12/31/2020	1.18	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.3%
2022	0.3%
2021	0.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Institutional High Yield Bond Fund R6 Class - 06-3GV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$426,519	$427,926	46,714
Receivables: investments sold	-
Payables: investments purchased	(12,102)
Net assets	$414,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,417	340,417	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$414,417	340,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,036
Mortality & expense charges			(5,059)
Net investment income (loss)			18,977

Gain (loss) on investments:
Net realized gain (loss)			(135)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,763
Net gain (loss)			1,628

Increase (decrease) in net assets from operations			$20,605

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,977	$14,943
Net realized gain (loss)		(135)	(1,795)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,763	21,591

Increase (decrease) in net assets from operations		20,605	34,739

Contract owner transactions:
Proceeds from units sold		59,113	102,616
Cost of units redeemed		(41,059)	(12,702)
Account charges		(52)	(71)
Increase (decrease)		18,002	89,843
Net increase (decrease)		38,607	124,582
Net assets, beginning		375,810	251,228
Net assets, ending		$414,417	$375,810

Units sold		50,202	94,052
Units redeemed		(34,551)	(11,842)
Net increase (decrease)		15,651	82,210
Units outstanding, beginning		324,766	242,556
Units outstanding, ending		340,417	324,766

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$766,276
Cost of units redeemed/account charges			(396,758)
Net investment income (loss)			60,830
Net realized gain (loss)			(14,524)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,407)
Net assets			$414,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	340	$414	1.25%	5.2%	12/31/2024	$1.24	0	$0	1.00%	5.5%	12/31/2024	$1.26	0	$0	0.75%	5.7%
12/31/2023	1.16	325	376	1.25%	11.7%	12/31/2023	1.17	0	0	1.00%	12.0%	12/31/2023	1.19	0	0	0.75%	12.3%
12/31/2022	1.04	243	251	1.25%	-12.6%	12/31/2022	1.05	0	0	1.00%	-12.4%	12/31/2022	1.06	0	0	0.75%	-12.1%
12/31/2021	1.18	243	288	1.25%	3.5%	12/31/2021	1.20	0	0	1.00%	3.7%	12/31/2021	1.21	0	0	0.75%	4.0%
12/31/2020	1.14	192	220	1.25%	4.7%	12/31/2020	1.15	0	0	1.00%	5.0%	12/31/2020	1.16	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	6.0%	12/31/2024	$1.30	0	$0	0.25%	6.3%	12/31/2024	$1.32	0	$0	0.00%	6.5%
12/31/2023	1.21	0	0	0.50%	12.6%	12/31/2023	1.22	0	0	0.25%	12.8%	12/31/2023	1.24	0	0	0.00%	13.1%
12/31/2022	1.07	0	0	0.50%	-11.9%	12/31/2022	1.08	0	0	0.25%	-11.7%	12/31/2022	1.09	0	0	0.00%	-11.5%
12/31/2021	1.22	0	0	0.50%	4.3%	12/31/2021	1.23	0	0	0.25%	4.5%	12/31/2021	1.24	0	0	0.00%	4.8%
12/31/2020	1.17	0	0	0.50%	5.5%	12/31/2020	1.17	0	0	0.25%	5.8%	12/31/2020	1.18	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.1%
2023	6.0%
2022	5.7%
2021	4.9%
2020	6.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core Institutional Class - 06-4FT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,713	$386,095	16,583
Receivables: investments sold	8,894
Payables: investments purchased	-
Net assets	$444,607

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,607	280,586	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$444,607	280,586

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,519
Mortality & expense charges			(5,067)
Net investment income (loss)			(3,548)

Gain (loss) on investments:
Net realized gain (loss)			18,110
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,583
Net gain (loss)			61,693

Increase (decrease) in net assets from operations			$58,145

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,548)	$(574)
Net realized gain (loss)		18,110	(41)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		43,583	13,083

Increase (decrease) in net assets from operations		58,145	12,468

Contract owner transactions:
Proceeds from units sold		498,987	9,189
Cost of units redeemed		(190,008)	(21)
Account charges		(2,256)	(271)
Increase (decrease)		306,723	8,897
Net increase (decrease)		364,868	21,365
Net assets, beginning		79,739	58,374
Net assets, ending		$444,607	$79,739

Units sold		346,189	7,544
Units redeemed		(122,665)	(230)
Net increase (decrease)		223,524	7,314
Units outstanding, beginning		57,062	49,748
Units outstanding, ending		280,586	57,062

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$861,491
Cost of units redeemed/account charges			(556,498)
Net investment income (loss)			(9,103)
Net realized gain (loss)			73,771
Realized gain distributions			25,328
Net change in unrealized appreciation (depreciation)			49,618
Net assets			$444,607

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	281	$445	1.25%	13.4%	12/31/2024	$1.61	0	$0	1.00%	13.7%	12/31/2024	$1.63	0	$0	0.75%	14.0%
12/31/2023	1.40	57	80	1.25%	19.1%	12/31/2023	1.41	0	0	1.00%	19.4%	12/31/2023	1.43	0	0	0.75%	19.7%
12/31/2022	1.17	50	58	1.25%	-24.1%	12/31/2022	1.18	0	0	1.00%	-23.9%	12/31/2022	1.19	0	0	0.75%	-23.7%
12/31/2021	1.55	116	178	1.25%	28.7%	12/31/2021	1.55	0	0	1.00%	29.0%	12/31/2021	1.56	0	0	0.75%	29.3%
12/31/2020	1.20	171	205	1.25%	15.5%	12/31/2020	1.20	0	0	1.00%	15.8%	12/31/2020	1.21	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	14.3%	12/31/2024	$1.67	0	$0	0.25%	14.5%	12/31/2024	$1.69	0	$0	0.00%	14.8%
12/31/2023	1.44	0	0	0.50%	20.0%	12/31/2023	1.46	0	0	0.25%	20.3%	12/31/2023	1.47	0	0	0.00%	20.6%
12/31/2022	1.20	0	0	0.50%	-23.5%	12/31/2022	1.21	0	0	0.25%	-23.3%	12/31/2022	1.22	0	0	0.00%	-23.1%
12/31/2021	1.57	0	0	0.50%	29.6%	12/31/2021	1.58	0	0	0.25%	29.9%	12/31/2021	1.59	0	0	0.00%	30.3%
12/31/2020	1.21	0	0	0.50%	16.4%	12/31/2020	1.21	0	0	0.25%	16.7%	12/31/2020	1.22	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%
2022	0.1%
2021	0.3%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core A Class - 06-4FR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$782,485	$719,623	30,732
Receivables: investments sold	3,651
Payables: investments purchased	-
Net assets	$786,136

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$786,136	502,363	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$786,136	502,363

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$961
Mortality & expense charges			(9,150)
Net investment income (loss)			(8,189)

Gain (loss) on investments:
Net realized gain (loss)			20,742
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			73,323
Net gain (loss)			94,065

Increase (decrease) in net assets from operations			$85,876

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,189)	$(5,543)
Net realized gain (loss)		20,742	(16,016)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		73,323	114,797

Increase (decrease) in net assets from operations		85,876	93,238

Contract owner transactions:
Proceeds from units sold		796,890	45,841
Cost of units redeemed		(639,283)	(110,470)
Account charges		(1,251)	(129)
Increase (decrease)		156,356	(64,758)
Net increase (decrease)		242,232	28,480
Net assets, beginning		543,904	515,424
Net assets, ending		$786,136	$543,904

Units sold		545,595	37,648
Units redeemed		(436,374)	(86,978)
Net increase (decrease)		109,221	(49,330)
Units outstanding, beginning		393,142	442,472
Units outstanding, ending		502,363	393,142

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,015,969
Cost of units redeemed/account charges			(1,383,520)
Net investment income (loss)			(28,173)
Net realized gain (loss)			261
Realized gain distributions			118,737
Net change in unrealized appreciation (depreciation)			62,862
Net assets			$786,136

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	502	$786	1.25%	13.1%	12/31/2024	$1.59	0	$0	1.00%	13.4%	12/31/2024	$1.61	0	$0	0.75%	13.7%
12/31/2023	1.38	393	544	1.25%	18.8%	12/31/2023	1.40	0	0	1.00%	19.1%	12/31/2023	1.41	0	0	0.75%	19.4%
12/31/2022	1.16	442	515	1.25%	-24.2%	12/31/2022	1.17	0	0	1.00%	-24.0%	12/31/2022	1.18	0	0	0.75%	-23.8%
12/31/2021	1.54	470	723	1.25%	28.3%	12/31/2021	1.55	0	0	1.00%	28.6%	12/31/2021	1.55	0	0	0.75%	28.9%
12/31/2020	1.20	181	217	1.25%	15.3%	12/31/2020	1.20	0	0	1.00%	15.6%	12/31/2020	1.21	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	14.0%	12/31/2024	$1.65	0	$0	0.25%	14.3%	12/31/2024	$1.67	0	$0	0.00%	14.5%
12/31/2023	1.43	0	0	0.50%	19.7%	12/31/2023	1.44	0	0	0.25%	20.0%	12/31/2023	1.46	0	0	0.00%	20.3%
12/31/2022	1.19	0	0	0.50%	-23.6%	12/31/2022	1.20	0	0	0.25%	-23.5%	12/31/2022	1.21	0	0	0.00%	-23.3%
12/31/2021	1.56	0	0	0.50%	29.2%	12/31/2021	1.57	0	0	0.25%	29.6%	12/31/2021	1.58	0	0	0.00%	29.9%
12/31/2020	1.21	0	0	0.50%	16.2%	12/31/2020	1.21	0	0	0.25%	16.5%	12/31/2020	1.22	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.0%
2021	0.3%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	1.4%	12/31/2024	$0.96	0	$0	1.00%	1.6%	12/31/2024	$0.97	0	$0	0.75%	1.9%
12/31/2023	0.94	0	0	1.25%	6.6%	12/31/2023	0.95	0	0	1.00%	6.9%	12/31/2023	0.95	0	0	0.75%	7.1%
12/31/2022	0.88	0	0	1.25%	-15.4%	12/31/2022	0.89	0	0	1.00%	-15.2%	12/31/2022	0.89	0	0	0.75%	-15.0%
12/31/2021	1.04	0	0	1.25%	-1.1%	12/31/2021	1.04	0	0	1.00%	-0.8%	12/31/2021	1.05	0	0	0.75%	-0.6%
12/31/2020	1.05	0	0	1.25%	5.1%	12/31/2020	1.05	0	0	1.00%	5.3%	12/31/2020	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	2.2%	12/31/2024	$1.00	0	$0	0.25%	2.4%	12/31/2024	$1.01	0	$0	0.00%	2.7%
12/31/2023	0.96	0	0	0.50%	7.4%	12/31/2023	0.97	0	0	0.25%	7.7%	12/31/2023	0.98	0	0	0.00%	7.9%
12/31/2022	0.90	0	0	0.50%	-14.7%	12/31/2022	0.90	0	0	0.25%	-14.5%	12/31/2022	0.91	0	0	0.00%	-14.3%
12/31/2021	1.05	0	0	0.50%	-0.3%	12/31/2021	1.06	0	0	0.25%	-0.1%	12/31/2021	1.06	0	0	0.00%	0.2%
12/31/2020	1.06	0	0	0.50%	5.5%	12/31/2020	1.06	0	0	0.25%	5.7%	12/31/2020	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,992	$15,177	285
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$13,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,995	13,813	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$13,995	13,813

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$307
Mortality & expense charges			(51)
Net investment income (loss)			256

Gain (loss) on investments:
Net realized gain (loss)			(385)
Realized gain distributions			969
Net change in unrealized appreciation (depreciation)			(1,185)
Net gain (loss)			(601)

Increase (decrease) in net assets from operations			$(345)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$256	$-
Net realized gain (loss)		(385)	-
Realized gain distributions		969	-
Net change in unrealized appreciation (depreciation)		(1,185)	-

Increase (decrease) in net assets from operations		(345)	-

Contract owner transactions:
Proceeds from units sold		20,693	-
Cost of units redeemed		(6,334)	-
Account charges		(19)	-
Increase (decrease)		14,340	-
Net increase (decrease)		13,995	-
Net assets, beginning		-	-
Net assets, ending		$13,995	$-

Units sold		20,010	-
Units redeemed		(6,197)	-
Net increase (decrease)		13,813	-
Units outstanding, beginning		-	-
Units outstanding, ending		13,813	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,693
Cost of units redeemed/account charges			(6,353)
Net investment income (loss)			256
Net realized gain (loss)			(385)
Realized gain distributions			969
Net change in unrealized appreciation (depreciation)			(1,185)
Net assets			$13,995

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	14	$14	1.25%	8.0%	12/31/2024	$1.02	0	$0	1.00%	8.3%	12/31/2024	$1.03	0	$0	0.75%	8.5%
12/31/2023	0.94	0	0	1.25%	13.6%	12/31/2023	0.95	0	0	1.00%	13.9%	12/31/2023	0.95	0	0	0.75%	14.2%
12/31/2022	0.83	0	0	1.25%	-31.9%	12/31/2022	0.83	0	0	1.00%	-31.8%	12/31/2022	0.83	0	0	0.75%	-31.6%
12/31/2021	1.21	0	0	1.25%	1.7%	12/31/2021	1.22	0	0	1.00%	1.9%	12/31/2021	1.22	0	0	0.75%	2.2%
12/31/2020	1.19	0	0	1.25%	19.3%	12/31/2020	1.19	0	0	1.00%	19.4%	12/31/2020	1.19	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	8.8%	12/31/2024	$1.06	0	$0	0.25%	9.1%	12/31/2024	$1.07	0	$0	0.00%	9.3%
12/31/2023	0.96	0	0	0.50%	14.5%	12/31/2023	0.97	0	0	0.25%	14.7%	12/31/2023	0.98	0	0	0.00%	15.0%
12/31/2022	0.84	0	0	0.50%	-31.4%	12/31/2022	0.84	0	0	0.25%	-31.3%	12/31/2022	0.85	0	0	0.00%	-31.1%
12/31/2021	1.22	0	0	0.50%	2.5%	12/31/2021	1.23	0	0	0.25%	2.7%	12/31/2021	1.23	0	0	0.00%	3.0%
12/31/2020	1.20	0	0	0.50%	19.5%	12/31/2020	1.20	0	0	0.25%	19.6%	12/31/2020	1.20	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Institutional Class - 06-788

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$160,191	$158,592	25,242
Receivables: investments sold	101
Payables: investments purchased	-
Net assets	$160,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,292	110,485	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	-	-	1.65
Total	$160,292	110,485

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,807
Mortality & expense charges			(2,848)
Net investment income (loss)			8,959

Gain (loss) on investments:
Net realized gain (loss)			2,225
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,687
Net gain (loss)			3,912

Increase (decrease) in net assets from operations			$12,871

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,959	$8,392
Net realized gain (loss)		2,225	(12,821)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,687	30,422

Increase (decrease) in net assets from operations		12,871	25,993

Contract owner transactions:
Proceeds from units sold		30,304	102,699
Cost of units redeemed		(106,708)	(145,940)
Account charges		(425)	(394)
Increase (decrease)		(76,829)	(43,635)
Net increase (decrease)		(63,958)	(17,642)
Net assets, beginning		224,250	241,892
Net assets, ending		$160,292	$224,250

Units sold		22,908	80,645
Units redeemed		(75,309)	(114,311)
Net increase (decrease)		(52,401)	(33,666)
Units outstanding, beginning		162,886	196,552
Units outstanding, ending		110,485	162,886

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,741,102
Cost of units redeemed/account charges			(5,311,660)
Net investment income (loss)			455,232
Net realized gain (loss)			251,270
Realized gain distributions			22,749
Net change in unrealized appreciation (depreciation)			1,599
Net assets			$160,292

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	110	$160	1.25%	5.4%	12/31/2024	$1.49	0	$0	1.00%	5.6%	12/31/2024	$1.53	0	$0	0.75%	5.9%
12/31/2023	1.38	163	224	1.25%	11.9%	12/31/2023	1.41	0	0	1.00%	12.1%	12/31/2023	1.44	0	0	0.75%	12.4%
12/31/2022	1.23	197	242	1.25%	-13.0%	12/31/2022	1.26	0	0	1.00%	-12.8%	12/31/2022	1.28	0	0	0.75%	-12.6%
12/31/2021	1.41	237	335	1.25%	6.7%	12/31/2021	1.44	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.2%
12/31/2020	1.33	186	247	1.25%	5.5%	12/31/2020	1.35	0	0	1.00%	5.8%	12/31/2020	1.37	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	6.2%	12/31/2024	$1.60	0	$0	0.25%	6.4%	12/31/2024	$1.65	0	$0	0.00%	6.7%
12/31/2023	1.47	0	0	0.50%	12.7%	12/31/2023	1.51	0	0	0.25%	13.0%	12/31/2023	1.54	0	0	0.00%	13.3%
12/31/2022	1.31	0	0	0.50%	-12.3%	12/31/2022	1.33	0	0	0.25%	-12.1%	12/31/2022	1.36	0	0	0.00%	-11.9%
12/31/2021	1.49	0	0	0.50%	7.5%	12/31/2021	1.52	0	0	0.25%	7.8%	12/31/2021	1.54	0	0	0.00%	8.0%
12/31/2020	1.39	0	0	0.50%	6.3%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.1%
2023	4.6%
2022	5.1%
2021	4.5%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Service Class - 06-918

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,024	$51,168	8,043
Receivables: investments sold	55
Payables: investments purchased	-
Net assets	$51,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,079	36,106	$1.41
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$51,079	36,106

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,033
Mortality & expense charges			(511)
Net investment income (loss)			1,522

Gain (loss) on investments:
Net realized gain (loss)			(74)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			618
Net gain (loss)			544

Increase (decrease) in net assets from operations			$2,066

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,522	$1,087
Net realized gain (loss)		(74)	(83)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		618	1,848

Increase (decrease) in net assets from operations		2,066	2,852

Contract owner transactions:
Proceeds from units sold		23,058	7,963
Cost of units redeemed		(4,082)	(581)
Account charges		(122)	(102)
Increase (decrease)		18,854	7,280
Net increase (decrease)		20,920	10,132
Net assets, beginning		30,159	20,027
Net assets, ending		$51,079	$30,159

Units sold		16,766	6,311
Units redeemed		(3,033)	(543)
Net increase (decrease)		13,733	5,768
Units outstanding, beginning		22,373	16,605
Units outstanding, ending		36,106	22,373

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$814,543
Cost of units redeemed/account charges			(824,621)
Net investment income (loss)			43,667
Net realized gain (loss)			16,336
Realized gain distributions			1,298
Net change in unrealized appreciation (depreciation)			(144)
Net assets			$51,079

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	36	$51	1.25%	4.9%	12/31/2024	$1.45	0	$0	1.00%	5.2%	12/31/2024	$1.49	0	$0	0.75%	5.5%
12/31/2023	1.35	22	30	1.25%	11.8%	12/31/2023	1.38	0	0	1.00%	12.0%	12/31/2023	1.41	0	0	0.75%	12.3%
12/31/2022	1.21	17	20	1.25%	-13.3%	12/31/2022	1.23	0	0	1.00%	-13.1%	12/31/2022	1.26	0	0	0.75%	-12.9%
12/31/2021	1.39	29	41	1.25%	6.4%	12/31/2021	1.42	0	0	1.00%	6.7%	12/31/2021	1.44	0	0	0.75%	6.9%
12/31/2020	1.31	36	48	1.25%	5.4%	12/31/2020	1.33	0	0	1.00%	5.7%	12/31/2020	1.35	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	5.7%	12/31/2024	$1.56	0	$0	0.25%	6.0%	12/31/2024	$1.60	0	$0	0.00%	6.3%
12/31/2023	1.44	0	0	0.50%	12.6%	12/31/2023	1.48	0	0	0.25%	12.9%	12/31/2023	1.51	0	0	0.00%	13.2%
12/31/2022	1.28	0	0	0.50%	-12.7%	12/31/2022	1.31	0	0	0.25%	-12.5%	12/31/2022	1.33	0	0	0.00%	-12.3%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.49	0	0	0.25%	7.5%	12/31/2021	1.52	0	0	0.00%	7.7%
12/31/2020	1.37	0	0	0.50%	6.2%	12/31/2020	1.39	0	0	0.25%	6.5%	12/31/2020	1.41	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	5.5%
2022	5.7%
2021	7.3%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fed Herm Govt Obl Prem Other Class - 06-6MK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,506	$15,506	15,500
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$15,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,501	14,438	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$15,501	14,438

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$143
Mortality & expense charges			(39)
Net investment income (loss)			104

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$104

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$104	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		104	-

Contract owner transactions:
Proceeds from units sold		34,770	-
Cost of units redeemed		(19,357)	-
Account charges		(16)	-
Increase (decrease)		15,397	-
Net increase (decrease)		15,501	-
Net assets, beginning		-	-
Net assets, ending		$15,501	$-

Units sold		32,580	-
Units redeemed		(18,142)	-
Net increase (decrease)		14,438	-
Units outstanding, beginning		-	-
Units outstanding, ending		14,438	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,770
Cost of units redeemed/account charges			(19,373)
Net investment income (loss)			104
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$15,501

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	14	$16	1.25%	3.9%	12/31/2024	$1.08	0	$0	1.00%	4.2%	12/31/2024	$1.08	0	$0	0.75%	4.4%
12/31/2023	1.03	0	0	1.25%	3.3%	12/31/2023	1.04	0	0	1.00%	3.6%	12/31/2023	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	4.7%	12/31/2024	$1.09	0	$0	0.25%	5.0%	12/31/2024	$1.10	0	$0	0.00%	5.2%
12/31/2023	1.04	0	0	0.50%	4.0%	12/31/2023	1.04	0	0	0.25%	4.2%	12/31/2023	1.04	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,461,480	$11,130,350	230,349
Receivables: investments sold	-
Payables: investments purchased	(250,627)
Net assets	$12,210,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,210,853	10,214,646	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$12,210,853	10,214,646

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(79,015)
Net investment income (loss)			(79,015)

Gain (loss) on investments:
Net realized gain (loss)			108,163
Realized gain distributions			579,510
Net change in unrealized appreciation (depreciation)			1,331,130
Net gain (loss)			2,018,803

Increase (decrease) in net assets from operations			$1,939,788

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(79,015)	$-
Net realized gain (loss)		108,163	-
Realized gain distributions		579,510	-
Net change in unrealized appreciation (depreciation)		1,331,130	-

Increase (decrease) in net assets from operations		1,939,788	-

Contract owner transactions:
Proceeds from units sold		22,134,048	-
Cost of units redeemed		(11,838,537)	-
Account charges		(24,446)	-
Increase (decrease)		10,271,065	-
Net increase (decrease)		12,210,853	-
Net assets, beginning		-	-
Net assets, ending		$12,210,853	$-

Units sold		22,508,333	-
Units redeemed		(12,293,687)	-
Net increase (decrease)		10,214,646	-
Units outstanding, beginning		-	-
Units outstanding, ending		10,214,646	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,134,048
Cost of units redeemed/account charges			(11,862,983)
Net investment income (loss)			(79,015)
Net realized gain (loss)			108,163
Realized gain distributions			579,510
Net change in unrealized appreciation (depreciation)			1,331,130
Net assets			$12,210,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	10,215	$12,211	1.25%	19.5%	12/31/2024	$1.20	0	$0	1.00%	19.7%	12/31/2024	$1.20	0	$0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	20.0%	12/31/2024	$1.20	0	$0	0.25%	20.2%	12/31/2024	$1.20	0	$0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,310	$9,311	1,029
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$8,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,317	9,810	$0.85
Band 100	-	-	0.87
Band 75	-	-	0.90
Band 50	-	-	0.93
Band 25	-	-	0.96
Band 0	-	-	0.99
Total	$8,317	9,810

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$29,620
Mortality & expense charges			(11,362)
Net investment income (loss)			18,258

Gain (loss) on investments:
Net realized gain (loss)			10,215
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(42,889)
Net gain (loss)			(32,674)

Increase (decrease) in net assets from operations			$(14,416)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,258	$(7,552)
Net realized gain (loss)		10,215	(9,544)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(42,889)	52,134

Increase (decrease) in net assets from operations		(14,416)	35,038

Contract owner transactions:
Proceeds from units sold		417,047	1,124,399
Cost of units redeemed		(1,511,944)	(99,330)
Account charges		(13)	(65)
Increase (decrease)		(1,094,910)	1,025,004
Net increase (decrease)		(1,109,326)	1,060,042
Net assets, beginning		1,117,643	57,601
Net assets, ending		$8,317	$1,117,643

Units sold		465,496	1,222,051
Units redeemed		(1,631,926)	(109,769)
Net increase (decrease)		(1,166,430)	1,112,282
Units outstanding, beginning		1,176,240	63,958
Units outstanding, ending		9,810	1,176,240

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,570,530
Cost of units redeemed/account charges			(7,682,342)
Net investment income (loss)			94,208
Net realized gain (loss)			(103,646)
Realized gain distributions			130,568
Net change in unrealized appreciation (depreciation)			(1,001)
Net assets			$8,317

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.85	10	$8	1.25%	-10.8%	12/31/2024	$0.87	0	$0	1.00%	-10.6%	12/31/2024	$0.90	0	$0	0.75%	-10.3%
12/31/2023	0.95	1,176	1,118	1.25%	5.5%	12/31/2023	0.98	0	0	1.00%	5.8%	12/31/2023	1.00	0	0	0.75%	6.0%
12/31/2022	0.90	64	58	1.25%	-17.1%	12/31/2022	0.92	0	0	1.00%	-16.9%	12/31/2022	0.95	0	0	0.75%	-16.7%
12/31/2021	1.09	68	74	1.25%	-6.8%	12/31/2021	1.11	0	0	1.00%	-6.6%	12/31/2021	1.14	0	0	0.75%	-6.3%
12/31/2020	1.17	76	89	1.25%	10.8%	12/31/2020	1.19	0	0	1.00%	11.1%	12/31/2020	1.21	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	-10.1%	12/31/2024	$0.96	0	$0	0.25%	-9.9%	12/31/2024	$0.99	0	$0	0.00%	-9.6%
12/31/2023	1.03	0	0	0.50%	6.3%	12/31/2023	1.06	0	0	0.25%	6.6%	12/31/2023	1.09	0	0	0.00%	6.8%
12/31/2022	0.97	0	0	0.50%	-16.5%	12/31/2022	1.00	0	0	0.25%	-16.3%	12/31/2022	1.02	0	0	0.00%	-16.0%
12/31/2021	1.16	0	0	0.50%	-6.1%	12/31/2021	1.19	0	0	0.25%	-5.9%	12/31/2021	1.22	0	0	0.00%	-5.6%
12/31/2020	1.24	0	0	0.50%	11.7%	12/31/2020	1.26	0	0	0.25%	11.9%	12/31/2020	1.29	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	0.0%
2022	5.3%
2021	1.7%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$550,322	$597,163	68,069
Receivables: investments sold	357
Payables: investments purchased	-
Net assets	$550,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$550,679	671,009	$0.82
Band 100	-	-	0.85
Band 75	-	-	0.87
Band 50	-	-	0.90
Band 25	-	-	0.93
Band 0	-	-	0.96
Total	$550,679	671,009

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,485
Mortality & expense charges			(6,689)
Net investment income (loss)			10,796

Gain (loss) on investments:
Net realized gain (loss)			(17,931)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(36,727)
Net gain (loss)			(54,658)

Increase (decrease) in net assets from operations			$(43,862)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,796	$(1,008)
Net realized gain (loss)		(17,931)	(867)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(36,727)	6,186

Increase (decrease) in net assets from operations		(43,862)	4,311

Contract owner transactions:
Proceeds from units sold		640,915	6,937
Cost of units redeemed		(132,799)	(3,617)
Account charges		-	-
Increase (decrease)		508,116	3,320
Net increase (decrease)		464,254	7,631
Net assets, beginning		86,425	78,794
Net assets, ending		$550,679	$86,425

Units sold		736,030	7,879
Units redeemed		(158,727)	(4,087)
Net increase (decrease)		577,303	3,792
Units outstanding, beginning		93,706	89,914
Units outstanding, ending		671,009	93,706

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,106,993
Cost of units redeemed/account charges			(510,786)
Net investment income (loss)			17,782
Net realized gain (loss)			(22,558)
Realized gain distributions			6,089
Net change in unrealized appreciation (depreciation)			(46,841)
Net assets			$550,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.82	671	$551	1.25%	-11.0%	12/31/2024	$0.85	0	$0	1.00%	-10.8%	12/31/2024	$0.87	0	$0	0.75%	-10.6%
12/31/2023	0.92	94	86	1.25%	5.2%	12/31/2023	0.95	0	0	1.00%	5.5%	12/31/2023	0.98	0	0	0.75%	5.8%
12/31/2022	0.88	90	79	1.25%	-17.2%	12/31/2022	0.90	0	0	1.00%	-17.0%	12/31/2022	0.92	0	0	0.75%	-16.8%
12/31/2021	1.06	43	46	1.25%	-7.1%	12/31/2021	1.08	0	0	1.00%	-6.9%	12/31/2021	1.11	0	0	0.75%	-6.6%
12/31/2020	1.14	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.19	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	-10.3%	12/31/2024	$0.93	0	$0	0.25%	-10.1%	12/31/2024	$0.96	0	$0	0.00%	-9.9%
12/31/2023	1.00	0	0	0.50%	6.0%	12/31/2023	1.03	0	0	0.25%	6.3%	12/31/2023	1.06	0	0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-16.6%	12/31/2022	0.97	0	0	0.25%	-16.4%	12/31/2022	0.99	0	0	0.00%	-16.2%
12/31/2021	1.13	0	0	0.50%	-6.4%	12/31/2021	1.16	0	0	0.25%	-6.2%	12/31/2021	1.19	0	0	0.00%	-5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.24	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	0.0%
2022	7.2%
2021	2.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund R Class - 06-718

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,525	$5,673	610
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$5,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,529	5,629	$0.98
Band 100	-	-	1.01
Band 75	-	-	1.04
Band 50	-	-	1.08
Band 25	-	-	1.11
Band 0	-	-	1.14
Total	$5,529	5,629

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,975
Mortality & expense charges			(624)
Net investment income (loss)			1,351

Gain (loss) on investments:
Net realized gain (loss)			(12,924)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,953
Net gain (loss)			(1,971)

Increase (decrease) in net assets from operations			$(620)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,351	$1,410
Net realized gain (loss)		(12,924)	(10,161)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,953	11,318

Increase (decrease) in net assets from operations		(620)	2,567

Contract owner transactions:
Proceeds from units sold		3,928	4,523
Cost of units redeemed		(53,686)	(38,201)
Account charges		(76)	(14)
Increase (decrease)		(49,834)	(33,692)
Net increase (decrease)		(50,454)	(31,125)
Net assets, beginning		55,983	87,108
Net assets, ending		$5,529	$55,983

Units sold		3,957	4,635
Units redeemed		(53,860)	(39,627)
Net increase (decrease)		(49,903)	(34,992)
Units outstanding, beginning		55,532	90,524
Units outstanding, ending		5,629	55,532

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$718,357
Cost of units redeemed/account charges			(709,570)
Net investment income (loss)			17,251
Net realized gain (loss)			(30,261)
Realized gain distributions			9,900
Net change in unrealized appreciation (depreciation)			(148)
Net assets			$5,529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	6	$6	1.25%	-2.6%	12/31/2024	$1.01	0	$0	1.00%	-2.3%	12/31/2024	$1.04	0	$0	0.75%	-2.1%
12/31/2023	1.01	56	56	1.25%	4.8%	12/31/2023	1.04	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.3%
12/31/2022	0.96	91	87	1.25%	-20.4%	12/31/2022	0.99	0	0	1.00%	-20.2%	12/31/2022	1.01	0	0	0.75%	-20.0%
12/31/2021	1.21	130	157	1.25%	-3.8%	12/31/2021	1.24	0	0	1.00%	-3.5%	12/31/2021	1.26	0	0	0.75%	-3.3%
12/31/2020	1.26	249	313	1.25%	7.4%	12/31/2020	1.28	0	0	1.00%	7.6%	12/31/2020	1.31	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	-1.8%	12/31/2024	$1.11	0	$0	0.25%	-1.6%	12/31/2024	$1.14	0	$0	0.00%	-1.3%
12/31/2023	1.10	0	0	0.50%	5.6%	12/31/2023	1.13	0	0	0.25%	5.8%	12/31/2023	1.16	0	0	0.00%	6.1%
12/31/2022	1.04	0	0	0.50%	-19.8%	12/31/2022	1.06	0	0	0.25%	-19.6%	12/31/2022	1.09	0	0	0.00%	-19.4%
12/31/2021	1.29	0	0	0.50%	-3.1%	12/31/2021	1.32	0	0	0.25%	-2.8%	12/31/2021	1.35	0	0	0.00%	-2.6%
12/31/2020	1.33	0	0	0.50%	8.2%	12/31/2020	1.36	0	0	0.25%	8.4%	12/31/2020	1.39	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	3.0%
2022	2.4%
2021	2.1%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund R Class - 06-716

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,419	$2,925	27
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,419	932	$2.60
Band 100	-	-	2.68
Band 75	-	-	2.76
Band 50	-	-	2.84
Band 25	-	-	2.93
Band 0	-	-	3.02
Total	$2,419	932

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			432
Net change in unrealized appreciation (depreciation)			(506)
Net gain (loss)			(74)

Increase (decrease) in net assets from operations			$(77)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$-
Net realized gain (loss)		-	-
Realized gain distributions		432	-
Net change in unrealized appreciation (depreciation)		(506)	-

Increase (decrease) in net assets from operations		(77)	-

Contract owner transactions:
Proceeds from units sold		2,383	-
Cost of units redeemed		113	-
Account charges		-	-
Increase (decrease)		2,496	-
Net increase (decrease)		2,419	-
Net assets, beginning		-	-
Net assets, ending		$2,419	$-

Units sold		932	-
Units redeemed		-	-
Net increase (decrease)		932	-
Units outstanding, beginning		-	-
Units outstanding, ending		932	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,027,429
Cost of units redeemed/account charges			(2,066,296)
Net investment income (loss)			(23,749)
Net realized gain (loss)			(21,660)
Realized gain distributions			87,201
Net change in unrealized appreciation (depreciation)			(506)
Net assets			$2,419

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	1	$2	1.25%	10.4%	12/31/2024	$2.68	0	$0	1.00%	10.7%	12/31/2024	$2.76	0	$0	0.75%	11.0%
12/31/2023	2.35	0	0	1.25%	21.8%	12/31/2023	2.42	0	0	1.00%	22.1%	12/31/2023	2.49	0	0	0.75%	22.4%
12/31/2022	1.93	0	0	1.25%	-26.6%	12/31/2022	1.98	0	0	1.00%	-26.5%	12/31/2022	2.03	0	0	0.75%	-26.3%
12/31/2021	2.63	0	0	1.25%	6.1%	12/31/2021	2.69	0	0	1.00%	6.4%	12/31/2021	2.76	0	0	0.75%	6.7%
12/31/2020	2.48	0	0	1.25%	17.6%	12/31/2020	2.53	0	0	1.00%	17.9%	12/31/2020	2.58	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.84	0	$0	0.50%	11.2%	12/31/2024	$2.93	0	$0	0.25%	11.5%	12/31/2024	$3.02	0	$0	0.00%	11.8%
12/31/2023	2.56	0	0	0.50%	22.7%	12/31/2023	2.63	0	0	0.25%	23.0%	12/31/2023	2.70	0	0	0.00%	23.3%
12/31/2022	2.08	0	0	0.50%	-26.1%	12/31/2022	2.14	0	0	0.25%	-25.9%	12/31/2022	2.19	0	0	0.00%	-25.7%
12/31/2021	2.82	0	0	0.50%	6.9%	12/31/2021	2.88	0	0	0.25%	7.2%	12/31/2021	2.95	0	0	0.00%	7.5%
12/31/2020	2.64	0	0	0.50%	18.5%	12/31/2020	2.69	0	0	0.25%	18.8%	12/31/2020	2.75	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund FI Class - 06-713

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,188	$329,461	32,361
Receivables: investments sold	330
Payables: investments purchased	-
Net assets	$293,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,518	287,692	$1.02
Band 100	-	-	1.05
Band 75	-	-	1.08
Band 50	-	-	1.12
Band 25	-	-	1.15
Band 0	-	-	1.19
Total	$293,518	287,692

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,998
Mortality & expense charges			(3,763)
Net investment income (loss)			9,235

Gain (loss) on investments:
Net realized gain (loss)			(2,095)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,329)
Net gain (loss)			(16,424)

Increase (decrease) in net assets from operations			$(7,189)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,235	$12,970
Net realized gain (loss)		(2,095)	(114,651)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(14,329)	110,680

Increase (decrease) in net assets from operations		(7,189)	8,999

Contract owner transactions:
Proceeds from units sold		8,169	246,931
Cost of units redeemed		(18,086)	(452,837)
Account charges		(59)	(109)
Increase (decrease)		(9,976)	(206,015)
Net increase (decrease)		(17,165)	(197,016)
Net assets, beginning		310,683	507,699
Net assets, ending		$293,518	$310,683

Units sold		7,943	239,478
Units redeemed		(17,616)	(453,234)
Net increase (decrease)		(9,673)	(213,756)
Units outstanding, beginning		297,365	511,121
Units outstanding, ending		287,692	297,365

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,872,949
Cost of units redeemed/account charges			(4,640,482)
Net investment income (loss)			183,888
Net realized gain (loss)			(150,461)
Realized gain distributions			63,897
Net change in unrealized appreciation (depreciation)			(36,273)
Net assets			$293,518

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	288	$294	1.25%	-2.3%	12/31/2024	$1.05	0	$0	1.00%	-2.1%	12/31/2024	$1.08	0	$0	0.75%	-1.9%
12/31/2023	1.04	297	311	1.25%	5.2%	12/31/2023	1.07	0	0	1.00%	5.4%	12/31/2023	1.10	0	0	0.75%	5.7%
12/31/2022	0.99	511	508	1.25%	-20.2%	12/31/2022	1.02	0	0	1.00%	-20.0%	12/31/2022	1.04	0	0	0.75%	-19.8%
12/31/2021	1.24	575	715	1.25%	-3.5%	12/31/2021	1.27	0	0	1.00%	-3.2%	12/31/2021	1.30	0	0	0.75%	-3.0%
12/31/2020	1.29	529	682	1.25%	7.7%	12/31/2020	1.32	0	0	1.00%	7.9%	12/31/2020	1.34	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	-1.6%	12/31/2024	$1.15	0	$0	0.25%	-1.4%	12/31/2024	$1.19	0	$0	0.00%	-1.1%
12/31/2023	1.14	0	0	0.50%	6.0%	12/31/2023	1.17	0	0	0.25%	6.2%	12/31/2023	1.20	0	0	0.00%	6.5%
12/31/2022	1.07	0	0	0.50%	-19.6%	12/31/2022	1.10	0	0	0.25%	-19.4%	12/31/2022	1.13	0	0	0.00%	-19.2%
12/31/2021	1.33	0	0	0.50%	-2.8%	12/31/2021	1.36	0	0	0.25%	-2.5%	12/31/2021	1.39	0	0	0.00%	-2.3%
12/31/2020	1.37	0	0	0.50%	8.5%	12/31/2020	1.40	0	0	0.25%	8.7%	12/31/2020	1.43	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	4.7%
2022	2.7%
2021	2.2%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund FI Class - 06-711

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2	1	$2.69
Band 100	-	-	2.77
Band 75	-	-	2.85
Band 50	-	-	2.94
Band 25	-	-	3.03
Band 0	-	-	3.13
Total	$2	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		1	-
Net assets, beginning		1	1
Net assets, ending		$2	$1

Units sold		1	-
Units redeemed		-	(1)
Net increase (decrease)		1	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		1	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,824,049
Cost of units redeemed/account charges			(20,251,600)
Net investment income (loss)			(203,774)
Net realized gain (loss)			107,588
Realized gain distributions			523,738
Net change in unrealized appreciation (depreciation)			1
Net assets			$2

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.69	0	$0	1.25%	10.7%	12/31/2024	$2.77	0	$0	1.00%	11.0%	12/31/2024	$2.85	0	$0	0.75%	11.3%
12/31/2023	2.43	0	0	1.25%	22.3%	12/31/2023	2.49	0	0	1.00%	22.6%	12/31/2023	2.57	0	0	0.75%	22.9%
12/31/2022	1.98	0	0	1.25%	-26.5%	12/31/2022	2.04	0	0	1.00%	-26.3%	12/31/2022	2.09	0	0	0.75%	-26.2%
12/31/2021	2.70	0	0	1.25%	6.4%	12/31/2021	2.76	0	0	1.00%	6.7%	12/31/2021	2.83	0	0	0.75%	7.0%
12/31/2020	2.54	0	0	1.25%	18.0%	12/31/2020	2.59	0	0	1.00%	18.3%	12/31/2020	2.64	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.94	0	$0	0.50%	11.6%	12/31/2024	$3.03	0	$0	0.25%	11.8%	12/31/2024	$3.13	0	$0	0.00%	12.1%
12/31/2023	2.64	0	0	0.50%	23.2%	12/31/2023	2.71	0	0	0.25%	23.5%	12/31/2023	2.79	0	0	0.00%	23.8%
12/31/2022	2.14	0	0	0.50%	-26.0%	12/31/2022	2.20	0	0	0.25%	-25.8%	12/31/2022	2.25	0	0	0.00%	-25.6%
12/31/2021	2.89	0	0	0.50%	7.2%	12/31/2021	2.96	0	0	0.25%	7.5%	12/31/2021	3.03	0	0	0.00%	7.8%
12/31/2020	2.70	0	0	0.50%	18.9%	12/31/2020	2.75	0	0	0.25%	19.2%	12/31/2020	2.81	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund A Class - 06-GJR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	1.0%	12/31/2024	$1.04	0	$0	1.00%	1.2%	12/31/2024	$1.04	0	$0	0.75%	1.5%
12/31/2023	1.00	0	0	1.25%	11.3%	12/31/2023	1.03	0	0	1.00%	11.6%	12/31/2023	1.03	0	0	0.75%	11.9%
12/31/2022	0.90	0	0	1.25%	-10.8%	12/31/2022	0.92	0	0	1.00%	-10.6%	12/31/2022	0.92	0	0	0.75%	-10.4%
12/31/2021	1.01	0	0	1.25%	14.1%	12/31/2021	1.03	0	0	1.00%	14.4%	12/31/2021	1.03	0	0	0.75%	14.7%
12/31/2020	0.88	0	0	1.25%	-0.6%	12/31/2020	0.90	0	0	1.00%	-0.4%	12/31/2020	0.90	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.7%	12/31/2024	$1.08	0	$0	0.25%	2.0%	12/31/2024	$1.10	0	$0	0.00%	2.3%
12/31/2023	1.05	0	0	0.50%	12.2%	12/31/2023	1.06	0	0	0.25%	12.5%	12/31/2023	1.08	0	0	0.00%	12.7%
12/31/2022	0.93	0	0	0.50%	-10.2%	12/31/2022	0.94	0	0	0.25%	-9.9%	12/31/2022	0.96	0	0	0.00%	-9.7%
12/31/2021	1.04	0	0	0.50%	15.0%	12/31/2021	1.05	0	0	0.25%	15.2%	12/31/2021	1.06	0	0	0.00%	15.5%
12/31/2020	0.90	0	0	0.50%	0.1%	12/31/2020	0.91	0	0	0.25%	0.3%	12/31/2020	0.92	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund IS Class - 06-GJT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$451,297
Cost of units redeemed/account charges			(411,857)
Net investment income (loss)			349
Net realized gain (loss)			(39,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	1.4%	12/31/2024	$1.07	0	$0	1.00%	1.7%	12/31/2024	$1.08	0	$0	0.75%	2.0%
12/31/2023	1.03	0	0	1.25%	11.8%	12/31/2023	1.06	0	0	1.00%	12.0%	12/31/2023	1.06	0	0	0.75%	12.3%
12/31/2022	0.92	0	0	1.25%	-10.4%	12/31/2022	0.94	0	0	1.00%	-10.2%	12/31/2022	0.94	0	0	0.75%	-10.0%
12/31/2021	1.02	0	0	1.25%	14.7%	12/31/2021	1.05	0	0	1.00%	15.0%	12/31/2021	1.05	0	0	0.75%	15.3%
12/31/2020	0.89	0	0	1.25%	-0.3%	12/31/2020	0.91	0	0	1.00%	0.0%	12/31/2020	0.91	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	2.2%	12/31/2024	$1.12	0	$0	0.25%	2.5%	12/31/2024	$1.14	0	$0	0.00%	2.7%
12/31/2023	1.07	0	0	0.50%	12.6%	12/31/2023	1.09	0	0	0.25%	12.9%	12/31/2023	1.11	0	0	0.00%	13.2%
12/31/2022	0.95	0	0	0.50%	-9.8%	12/31/2022	0.97	0	0	0.25%	-9.5%	12/31/2022	0.98	0	0	0.00%	-9.3%
12/31/2021	1.06	0	0	0.50%	15.6%	12/31/2021	1.07	0	0	0.25%	15.8%	12/31/2021	1.08	0	0	0.00%	16.1%
12/31/2020	0.91	0	0	0.50%	0.5%	12/31/2020	0.92	0	0	0.25%	0.7%	12/31/2020	0.93	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund A Class - 06-GJV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.45
Band 100	-	-	2.52
Band 75	-	-	2.53
Band 50	-	-	2.58
Band 25	-	-	2.63
Band 0	-	-	2.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(46)
Net investment income (loss)			(46)

Gain (loss) on investments:
Net realized gain (loss)			5,004
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,787)
Net gain (loss)			2,217

Increase (decrease) in net assets from operations			$2,171

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46)	$(543)
Net realized gain (loss)		5,004	54
Realized gain distributions		-	5,846
Net change in unrealized appreciation (depreciation)		(2,787)	9,915

Increase (decrease) in net assets from operations		2,171	15,272

Contract owner transactions:
Proceeds from units sold		1,066	8,885
Cost of units redeemed		(55,078)	(5,654)
Account charges		-	(48)
Increase (decrease)		(54,012)	3,183
Net increase (decrease)		(51,841)	18,455
Net assets, beginning		51,841	33,386
Net assets, ending		$-	$51,841

Units sold		551	5,905
Units redeemed		(27,269)	(3,785)
Net increase (decrease)		(26,718)	2,120
Units outstanding, beginning		26,718	24,598
Units outstanding, ending		-	26,718

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,217
Cost of units redeemed/account charges			(65,207)
Net investment income (loss)			(1,923)
Net realized gain (loss)			5,945
Realized gain distributions			15,968
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	0	$0	1.25%	26.1%	12/31/2024	$2.52	0	$0	1.00%	26.4%	12/31/2024	$2.53	0	$0	0.75%	26.7%
12/31/2023	1.94	27	52	1.25%	43.0%	12/31/2023	2.00	0	0	1.00%	43.3%	12/31/2023	2.00	0	0	0.75%	43.7%
12/31/2022	1.36	25	33	1.25%	-33.9%	12/31/2022	1.39	0	0	1.00%	-33.7%	12/31/2022	1.39	0	0	0.75%	-33.5%
12/31/2021	2.05	20	41	1.25%	20.1%	12/31/2021	2.10	0	0	1.00%	20.4%	12/31/2021	2.09	0	0	0.75%	20.7%
12/31/2020	1.71	18	30	1.25%	29.2%	12/31/2020	1.75	0	0	1.00%	29.5%	12/31/2020	1.74	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.58	0	$0	0.50%	27.0%	12/31/2024	$2.63	0	$0	0.25%	27.3%	12/31/2024	$2.67	0	$0	0.00%	27.7%
12/31/2023	2.03	0	0	0.50%	44.0%	12/31/2023	2.06	0	0	0.25%	44.4%	12/31/2023	2.09	0	0	0.00%	44.8%
12/31/2022	1.41	0	0	0.50%	-33.4%	12/31/2022	1.43	0	0	0.25%	-33.2%	12/31/2022	1.45	0	0	0.00%	-33.0%
12/31/2021	2.12	0	0	0.50%	21.0%	12/31/2021	2.14	0	0	0.25%	21.3%	12/31/2021	2.16	0	0	0.00%	21.6%
12/31/2020	1.75	0	0	0.50%	30.2%	12/31/2020	1.76	0	0	0.25%	30.5%	12/31/2020	1.78	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund IS Class - 06-GJW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,359,770	$2,697,281	44,913
Receivables: investments sold	26,715
Payables: investments purchased	-
Net assets	$3,386,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,386,485	1,347,061	$2.51
Band 100	-	-	2.59
Band 75	-	-	2.61
Band 50	-	-	2.65
Band 25	-	-	2.70
Band 0	-	-	2.75
Total	$3,386,485	1,347,061

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,613)
Net investment income (loss)			(42,613)

Gain (loss) on investments:
Net realized gain (loss)			235,242
Realized gain distributions			149,056
Net change in unrealized appreciation (depreciation)			463,137
Net gain (loss)			847,435

Increase (decrease) in net assets from operations			$804,822

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,613)	$(37,316)
Net realized gain (loss)		235,242	(32,654)
Realized gain distributions		149,056	326,190
Net change in unrealized appreciation (depreciation)		463,137	826,783

Increase (decrease) in net assets from operations		804,822	1,083,003

Contract owner transactions:
Proceeds from units sold		571,977	418,418
Cost of units redeemed		(1,303,872)	(773,711)
Account charges		(3,206)	(5,155)
Increase (decrease)		(735,101)	(360,448)
Net increase (decrease)		69,721	722,555
Net assets, beginning		3,316,764	2,594,209
Net assets, ending		$3,386,485	$3,316,764

Units sold		252,309	256,224
Units redeemed		(574,371)	(460,973)
Net increase (decrease)		(322,062)	(204,749)
Units outstanding, beginning		1,669,123	1,873,872
Units outstanding, ending		1,347,061	1,669,123

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,874,725
Cost of units redeemed/account charges			(5,395,334)
Net investment income (loss)			(151,880)
Net realized gain (loss)			391,566
Realized gain distributions			1,004,919
Net change in unrealized appreciation (depreciation)			662,489
Net assets			$3,386,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.51	1,347	$3,386	1.25%	26.5%	12/31/2024	$2.59	0	$0	1.00%	26.8%	12/31/2024	$2.61	0	$0	0.75%	27.2%
12/31/2023	1.99	1,669	3,317	1.25%	43.5%	12/31/2023	2.04	0	0	1.00%	43.9%	12/31/2023	2.05	0	0	0.75%	44.3%
12/31/2022	1.38	1,874	2,594	1.25%	-33.6%	12/31/2022	1.42	0	0	1.00%	-33.4%	12/31/2022	1.42	0	0	0.75%	-33.2%
12/31/2021	2.08	1,186	2,473	1.25%	20.5%	12/31/2021	2.13	0	0	1.00%	20.8%	12/31/2021	2.13	0	0	0.75%	21.1%
12/31/2020	1.73	1,090	1,885	1.25%	29.7%	12/31/2020	1.77	0	0	1.00%	30.0%	12/31/2020	1.76	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.65	0	$0	0.50%	27.5%	12/31/2024	$2.70	0	$0	0.25%	27.8%	12/31/2024	$2.75	0	$0	0.00%	28.1%
12/31/2023	2.08	0	0	0.50%	44.6%	12/31/2023	2.11	0	0	0.25%	45.0%	12/31/2023	2.15	0	0	0.00%	45.3%
12/31/2022	1.44	0	0	0.50%	-33.1%	12/31/2022	1.46	0	0	0.25%	-32.9%	12/31/2022	1.48	0	0	0.00%	-32.7%
12/31/2021	2.15	0	0	0.50%	21.4%	12/31/2021	2.17	0	0	0.25%	21.7%	12/31/2021	2.19	0	0	0.00%	22.0%
12/31/2020	1.77	0	0	0.50%	30.7%	12/31/2020	1.78	0	0	0.25%	31.0%	12/31/2020	1.80	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund R Class - 06-GJX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,040	$139,235	2,772
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$157,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,093	65,677	$2.39
Band 100	-	-	2.47
Band 75	-	-	2.48
Band 50	-	-	2.52
Band 25	-	-	2.57
Band 0	-	-	2.61
Total	$157,093	65,677

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,579)
Net investment income (loss)			(2,579)

Gain (loss) on investments:
Net realized gain (loss)			2,710
Realized gain distributions			8,800
Net change in unrealized appreciation (depreciation)			34,863
Net gain (loss)			46,373

Increase (decrease) in net assets from operations			$43,794

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,579)	$(3,049)
Net realized gain (loss)		2,710	(950)
Realized gain distributions		8,800	34,722
Net change in unrealized appreciation (depreciation)		34,863	53,990

Increase (decrease) in net assets from operations		43,794	84,713

Contract owner transactions:
Proceeds from units sold		19,348	13,545
Cost of units redeemed		(195,056)	(5,486)
Account charges		(5)	(19)
Increase (decrease)		(175,713)	8,040
Net increase (decrease)		(131,919)	92,753
Net assets, beginning		289,012	196,259
Net assets, ending		$157,093	$289,012

Units sold		9,014	8,246
Units redeemed		(95,166)	(3,364)
Net increase (decrease)		(86,152)	4,882
Units outstanding, beginning		151,829	146,947
Units outstanding, ending		65,677	151,829

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$907,020
Cost of units redeemed/account charges			(1,046,781)
Net investment income (loss)			(26,567)
Net realized gain (loss)			112,512
Realized gain distributions			193,104
Net change in unrealized appreciation (depreciation)			17,805
Net assets			$157,093

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.39	66	$157	1.25%	25.7%	12/31/2024	$2.47	0	$0	1.00%	26.0%	12/31/2024	$2.48	0	$0	0.75%	26.3%
12/31/2023	1.90	152	289	1.25%	42.5%	12/31/2023	1.96	0	0	1.00%	42.9%	12/31/2023	1.96	0	0	0.75%	43.2%
12/31/2022	1.34	147	196	1.25%	-34.1%	12/31/2022	1.37	0	0	1.00%	-33.9%	12/31/2022	1.37	0	0	0.75%	-33.7%
12/31/2021	2.03	214	433	1.25%	19.7%	12/31/2021	2.07	0	0	1.00%	20.0%	12/31/2021	2.07	0	0	0.75%	20.3%
12/31/2020	1.69	415	703	1.25%	28.8%	12/31/2020	1.73	0	0	1.00%	29.1%	12/31/2020	1.72	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.52	0	$0	0.50%	26.6%	12/31/2024	$2.57	0	$0	0.25%	26.9%	12/31/2024	$2.61	0	$0	0.00%	27.2%
12/31/2023	1.99	0	0	0.50%	43.6%	12/31/2023	2.02	0	0	0.25%	44.0%	12/31/2023	2.05	0	0	0.00%	44.3%
12/31/2022	1.39	0	0	0.50%	-33.6%	12/31/2022	1.41	0	0	0.25%	-33.4%	12/31/2022	1.42	0	0	0.00%	-33.2%
12/31/2021	2.09	0	0	0.50%	20.6%	12/31/2021	2.11	0	0	0.25%	20.9%	12/31/2021	2.13	0	0	0.00%	21.2%
12/31/2020	1.73	0	0	0.50%	29.8%	12/31/2020	1.75	0	0	0.25%	30.1%	12/31/2020	1.76	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund IS Class - 06-GFJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$696,163	$713,676	77,303
Receivables: investments sold	4,980
Payables: investments purchased	-
Net assets	$701,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$701,143	737,130	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$701,143	737,130

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$201,974
Mortality & expense charges			(54,277)
Net investment income (loss)			147,697

Gain (loss) on investments:
Net realized gain (loss)			(762,828)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			548,932
Net gain (loss)			(213,896)

Increase (decrease) in net assets from operations			$(66,199)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$147,697	$187,033
Net realized gain (loss)		(762,828)	(560,841)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		548,932	727,215

Increase (decrease) in net assets from operations		(66,199)	353,407

Contract owner transactions:
Proceeds from units sold		1,030,351	1,441,144
Cost of units redeemed		(5,450,087)	(3,917,119)
Account charges		(2,563)	(11,049)
Increase (decrease)		(4,422,299)	(2,487,024)
Net increase (decrease)		(4,488,498)	(2,133,617)
Net assets, beginning		5,189,641	7,323,258
Net assets, ending		$701,143	$5,189,641

Units sold		1,109,677	1,562,648
Units redeemed		(5,719,721)	(4,183,965)
Net increase (decrease)		(4,610,044)	(2,621,317)
Units outstanding, beginning		5,347,174	7,968,491
Units outstanding, ending		737,130	5,347,174

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,934,784
Cost of units redeemed/account charges			(18,255,300)
Net investment income (loss)			659,308
Net realized gain (loss)			(1,752,753)
Realized gain distributions			132,617
Net change in unrealized appreciation (depreciation)			(17,513)
Net assets			$701,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	737	$701	1.25%	-2.0%	12/31/2024	$0.97	0	$0	1.00%	-1.7%	12/31/2024	$0.99	0	$0	0.75%	-1.5%
12/31/2023	0.97	5,347	5,190	1.25%	5.6%	12/31/2023	0.99	0	0	1.00%	5.9%	12/31/2023	1.00	0	0	0.75%	6.1%
12/31/2022	0.92	7,968	7,323	1.25%	-19.9%	12/31/2022	0.93	0	0	1.00%	-19.7%	12/31/2022	0.94	0	0	0.75%	-19.5%
12/31/2021	1.15	5,750	6,594	1.25%	-3.1%	12/31/2021	1.16	0	0	1.00%	-2.9%	12/31/2021	1.17	0	0	0.75%	-2.6%
12/31/2020	1.18	4,806	5,687	1.25%	8.2%	12/31/2020	1.19	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	-1.3%	12/31/2024	$1.03	0	$0	0.25%	-1.0%	12/31/2024	$1.05	0	$0	0.00%	-0.8%
12/31/2023	1.02	0	0	0.50%	6.4%	12/31/2023	1.04	0	0	0.25%	6.7%	12/31/2023	1.05	0	0	0.00%	6.9%
12/31/2022	0.96	0	0	0.50%	-19.3%	12/31/2022	0.97	0	0	0.25%	-19.1%	12/31/2022	0.98	0	0	0.00%	-18.9%
12/31/2021	1.19	0	0	0.50%	-2.4%	12/31/2021	1.20	0	0	0.25%	-2.1%	12/31/2021	1.21	0	0	0.00%	-1.9%
12/31/2020	1.22	0	0	0.50%	9.0%	12/31/2020	1.23	0	0	0.25%	9.3%	12/31/2020	1.24	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.9%
2023	4.2%
2022	3.4%
2021	2.7%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,727	$59,332	5,787
Receivables: investments sold	729
Payables: investments purchased	-
Net assets	$47,456

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,456	53,941	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$47,456	53,941

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,668
Mortality & expense charges			(588)
Net investment income (loss)			1,080

Gain (loss) on investments:
Net realized gain (loss)			(109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,114)
Net gain (loss)			(6,223)

Increase (decrease) in net assets from operations			$(5,143)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,080	$(467)
Net realized gain (loss)		(109)	(90)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,114)	3,201

Increase (decrease) in net assets from operations		(5,143)	2,644

Contract owner transactions:
Proceeds from units sold		6,849	5,418
Cost of units redeemed		(155)	(103)
Account charges		-	-
Increase (decrease)		6,694	5,315
Net increase (decrease)		1,551	7,959
Net assets, beginning		45,905	37,946
Net assets, ending		$47,456	$45,905

Units sold		7,407	5,851
Units redeemed		(158)	(104)
Net increase (decrease)		7,249	5,747
Units outstanding, beginning		46,692	40,945
Units outstanding, ending		53,941	46,692

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$58,177
Cost of units redeemed/account charges			(769)
Net investment income (loss)			2,961
Net realized gain (loss)			(308)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,605)
Net assets			$47,456

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.88	54	$47	1.25%	-10.5%	12/31/2024	$0.89	0	$0	1.00%	-10.3%	12/31/2024	$0.91	0	$0	0.75%	-10.1%
12/31/2023	0.98	47	46	1.25%	6.1%	12/31/2023	1.00	0	0	1.00%	6.4%	12/31/2023	1.01	0	0	0.75%	6.6%
12/31/2022	0.93	41	38	1.25%	-16.7%	12/31/2022	0.94	0	0	1.00%	-16.5%	12/31/2022	0.95	0	0	0.75%	-16.3%
12/31/2021	1.11	38	43	1.25%	-6.4%	12/31/2021	1.12	0	0	1.00%	-6.2%	12/31/2021	1.13	0	0	0.75%	-6.0%
12/31/2020	1.19	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.5%	12/31/2020	1.20	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	0.50%	-9.8%	12/31/2024	$0.94	0	$0	0.25%	-9.6%	12/31/2024	$0.95	0	$0	0.00%	-9.4%
12/31/2023	1.02	0	0	0.50%	6.9%	12/31/2023	1.04	0	0	0.25%	7.1%	12/31/2023	1.05	0	0	0.00%	7.4%
12/31/2022	0.96	0	0	0.50%	-16.1%	12/31/2022	0.97	0	0	0.25%	-15.9%	12/31/2022	0.98	0	0	0.00%	-15.7%
12/31/2021	1.14	0	0	0.50%	-5.7%	12/31/2021	1.15	0	0	0.25%	-5.5%	12/31/2021	1.16	0	0	0.00%	-5.3%
12/31/2020	1.21	0	0	0.50%	12.1%	12/31/2020	1.22	0	0	0.25%	12.4%	12/31/2020	1.22	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	0.1%
2022	6.0%
2021	2.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund IS Class - 06-3G6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,852,628	$9,801,522	343,473
Receivables: investments sold	-
Payables: investments purchased	(6,234)
Net assets	$11,846,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,846,394	5,789,163	$2.05
Band 100	-	-	2.08
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$11,846,394	5,789,163

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$94,651
Mortality & expense charges			(140,634)
Net investment income (loss)			(45,983)

Gain (loss) on investments:
Net realized gain (loss)			195,994
Realized gain distributions			925,486
Net change in unrealized appreciation (depreciation)			1,030,842
Net gain (loss)			2,152,322

Increase (decrease) in net assets from operations			$2,106,339

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45,983)	$(16,568)
Net realized gain (loss)		195,994	75,754
Realized gain distributions		925,486	334,738
Net change in unrealized appreciation (depreciation)		1,030,842	1,146,622

Increase (decrease) in net assets from operations		2,106,339	1,540,546

Contract owner transactions:
Proceeds from units sold		684,687	839,491
Cost of units redeemed		(784,860)	(851,914)
Account charges		(24,278)	(19,775)
Increase (decrease)		(124,451)	(32,198)
Net increase (decrease)		1,981,888	1,508,348
Net assets, beginning		9,864,506	8,356,158
Net assets, ending		$11,846,394	$9,864,506

Units sold		358,995	537,664
Units redeemed		(419,011)	(554,650)
Net increase (decrease)		(60,016)	(16,986)
Units outstanding, beginning		5,849,179	5,866,165
Units outstanding, ending		5,789,163	5,849,179

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,172,773
Cost of units redeemed/account charges			(3,404,437)
Net investment income (loss)			(103,703)
Net realized gain (loss)			473,680
Realized gain distributions			2,656,975
Net change in unrealized appreciation (depreciation)			2,051,106
Net assets			$11,846,394

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	5,789	$11,846	1.25%	21.3%	12/31/2024	$2.08	0	$0	1.00%	21.6%	12/31/2024	$2.11	0	$0	0.75%	21.9%
12/31/2023	1.69	5,849	9,865	1.25%	18.4%	12/31/2023	1.71	0	0	1.00%	18.7%	12/31/2023	1.73	0	0	0.75%	19.0%
12/31/2022	1.42	5,866	8,356	1.25%	-13.4%	12/31/2022	1.44	0	0	1.00%	-13.2%	12/31/2022	1.46	0	0	0.75%	-13.0%
12/31/2021	1.64	5,621	9,245	1.25%	22.5%	12/31/2021	1.66	0	0	1.00%	22.8%	12/31/2021	1.67	0	0	0.75%	23.1%
12/31/2020	1.34	5,728	7,691	1.25%	13.5%	12/31/2020	1.35	0	0	1.00%	13.8%	12/31/2020	1.36	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	22.3%	12/31/2024	$2.18	0	$0	0.25%	22.6%	12/31/2024	$2.22	0	$0	0.00%	22.9%
12/31/2023	1.76	0	0	0.50%	19.3%	12/31/2023	1.78	0	0	0.25%	19.6%	12/31/2023	1.80	0	0	0.00%	19.9%
12/31/2022	1.47	0	0	0.50%	-12.7%	12/31/2022	1.49	0	0	0.25%	-12.5%	12/31/2022	1.51	0	0	0.00%	-12.3%
12/31/2021	1.69	0	0	0.50%	23.4%	12/31/2021	1.70	0	0	0.25%	23.7%	12/31/2021	1.72	0	0	0.00%	24.0%
12/31/2020	1.37	0	0	0.50%	14.3%	12/31/2020	1.38	0	0	0.25%	14.6%	12/31/2020	1.38	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.1%
2022	1.1%
2021	0.9%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sustainability Leaders Fund IS Class - 06-3XF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,885,316	$1,791,268	72,682
Receivables: investments sold	5,150
Payables: investments purchased	-
Net assets	$1,890,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,890,466	942,441	$2.01
Band 100	-	-	2.03
Band 75	-	-	2.06
Band 50	-	-	2.09
Band 25	-	-	2.12
Band 0	-	-	2.15
Total	$1,890,466	942,441

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,605
Mortality & expense charges			(28,942)
Net investment income (loss)			(20,337)

Gain (loss) on investments:
Net realized gain (loss)			95,716
Realized gain distributions			98,400
Net change in unrealized appreciation (depreciation)			115,813
Net gain (loss)			309,929

Increase (decrease) in net assets from operations			$289,592

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,337)	$(7,895)
Net realized gain (loss)		95,716	(13,239)
Realized gain distributions		98,400	-
Net change in unrealized appreciation (depreciation)		115,813	303,558

Increase (decrease) in net assets from operations		289,592	282,424

Contract owner transactions:
Proceeds from units sold		327,734	280,638
Cost of units redeemed		(888,581)	(141,191)
Account charges		(9,081)	(7,905)
Increase (decrease)		(569,928)	131,542
Net increase (decrease)		(280,336)	413,966
Net assets, beginning		2,170,802	1,756,836
Net assets, ending		$1,890,466	$2,170,802

Units sold		170,625	172,518
Units redeemed		(450,817)	(89,965)
Net increase (decrease)		(280,192)	82,553
Units outstanding, beginning		1,222,633	1,140,080
Units outstanding, ending		942,441	1,222,633

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,862,832
Cost of units redeemed/account charges			(1,197,826)
Net investment income (loss)			(36,583)
Net realized gain (loss)			53,585
Realized gain distributions			114,410
Net change in unrealized appreciation (depreciation)			94,048
Net assets			$1,890,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	942	$1,890	1.25%	13.0%	12/31/2024	$2.03	0	$0	1.00%	13.3%	12/31/2024	$2.06	0	$0	0.75%	13.5%
12/31/2023	1.78	1,223	2,171	1.25%	15.2%	12/31/2023	1.80	0	0	1.00%	15.5%	12/31/2023	1.82	0	0	0.75%	15.8%
12/31/2022	1.54	1,140	1,757	1.25%	-21.8%	12/31/2022	1.55	0	0	1.00%	-21.6%	12/31/2022	1.57	0	0	0.75%	-21.4%
12/31/2021	1.97	764	1,506	1.25%	23.2%	12/31/2021	1.98	0	0	1.00%	23.5%	12/31/2021	2.00	0	0	0.75%	23.8%
12/31/2020	1.60	0	0	1.25%	34.1%	12/31/2020	1.61	0	0	1.00%	34.4%	12/31/2020	1.61	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	0	$0	0.50%	13.8%	12/31/2024	$2.12	0	$0	0.25%	14.1%	12/31/2024	$2.15	0	$0	0.00%	14.4%
12/31/2023	1.84	0	0	0.50%	16.1%	12/31/2023	1.86	0	0	0.25%	16.4%	12/31/2023	1.88	0	0	0.00%	16.7%
12/31/2022	1.58	0	0	0.50%	-21.2%	12/31/2022	1.60	0	0	0.25%	-21.1%	12/31/2022	1.61	0	0	0.00%	-20.9%
12/31/2021	2.01	0	0	0.50%	24.2%	12/31/2021	2.02	0	0	0.25%	24.5%	12/31/2021	2.04	0	0	0.00%	24.8%
12/31/2020	1.62	0	0	0.50%	35.1%	12/31/2020	1.63	0	0	0.25%	35.4%	12/31/2020	1.63	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.8%
2022	0.4%
2021	0.9%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Growth Fund IS Class - 06-3XJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,037,745	$2,720,873	48,617
Receivables: investments sold	104,892
Payables: investments purchased	-
Net assets	$3,142,637

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,142,637	2,335,427	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$3,142,637	2,335,427

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$44,663
Mortality & expense charges			(38,644)
Net investment income (loss)			6,019

Gain (loss) on investments:
Net realized gain (loss)			45,568
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			133,417
Net gain (loss)			178,985

Increase (decrease) in net assets from operations			$185,004

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,019	$8,787
Net realized gain (loss)		45,568	(1,249)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		133,417	269,662

Increase (decrease) in net assets from operations		185,004	277,200

Contract owner transactions:
Proceeds from units sold		533,373	1,069,078
Cost of units redeemed		(366,443)	(419,150)
Account charges		(8,298)	(6,960)
Increase (decrease)		158,632	642,968
Net increase (decrease)		343,636	920,168
Net assets, beginning		2,799,001	1,878,833
Net assets, ending		$3,142,637	$2,799,001

Units sold		400,400	901,318
Units redeemed		(274,647)	(367,566)
Net increase (decrease)		125,753	533,752
Units outstanding, beginning		2,209,674	1,675,922
Units outstanding, ending		2,335,427	2,209,674

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,756,225
Cost of units redeemed/account charges			(1,973,326)
Net investment income (loss)			18,336
Net realized gain (loss)			19,408
Realized gain distributions			5,122
Net change in unrealized appreciation (depreciation)			316,872
Net assets			$3,142,637

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	2,335	$3,143	1.25%	6.2%	12/31/2024	$1.36	0	$0	1.00%	6.5%	12/31/2024	$1.38	0	$0	0.75%	6.8%
12/31/2023	1.27	2,210	2,799	1.25%	13.0%	12/31/2023	1.28	0	0	1.00%	13.3%	12/31/2023	1.30	0	0	0.75%	13.6%
12/31/2022	1.12	1,676	1,879	1.25%	-22.1%	12/31/2022	1.13	0	0	1.00%	-21.9%	12/31/2022	1.14	0	0	0.75%	-21.7%
12/31/2021	1.44	175	252	1.25%	2.8%	12/31/2021	1.45	0	0	1.00%	3.1%	12/31/2021	1.46	0	0	0.75%	3.3%
12/31/2020	1.40	100	140	1.25%	23.5%	12/31/2020	1.41	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	7.0%	12/31/2024	$1.42	0	$0	0.25%	7.3%	12/31/2024	$1.44	0	$0	0.00%	7.6%
12/31/2023	1.31	0	0	0.50%	13.8%	12/31/2023	1.33	0	0	0.25%	14.1%	12/31/2023	1.34	0	0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-21.5%	12/31/2022	1.16	0	0	0.25%	-21.3%	12/31/2022	1.17	0	0	0.00%	-21.1%
12/31/2021	1.47	0	0	0.50%	3.6%	12/31/2021	1.48	0	0	0.25%	3.8%	12/31/2021	1.49	0	0	0.00%	4.1%
12/31/2020	1.42	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.6%
2022	1.6%
2021	0.6%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap I Class - 06-47N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$288,469	$278,597	5,431
Receivables: investments sold	-
Payables: investments purchased	(69,790)
Net assets	$218,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,679	150,379	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$218,679	150,379

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$726
Mortality & expense charges			(27,324)
Net investment income (loss)			(26,598)

Gain (loss) on investments:
Net realized gain (loss)			(923,629)
Realized gain distributions			19,598
Net change in unrealized appreciation (depreciation)			697,532
Net gain (loss)			(206,499)

Increase (decrease) in net assets from operations			$(233,097)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,598)	$(160,077)
Net realized gain (loss)		(923,629)	(166,108)
Realized gain distributions		19,598	237,235
Net change in unrealized appreciation (depreciation)		697,532	1,781,245

Increase (decrease) in net assets from operations		(233,097)	1,692,295

Contract owner transactions:
Proceeds from units sold		340,625	3,185,604
Cost of units redeemed		(15,229,078)	(2,430,038)
Account charges		(11,811)	(43,382)
Increase (decrease)		(14,900,264)	712,184
Net increase (decrease)		(15,133,361)	2,404,479
Net assets, beginning		15,352,040	12,947,561
Net assets, ending		$218,679	$15,352,040

Units sold		291,035	2,657,604
Units redeemed		(11,624,346)	(2,058,654)
Net increase (decrease)		(11,333,311)	598,950
Units outstanding, beginning		11,483,690	10,884,740
Units outstanding, ending		150,379	11,483,690

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,856,133
Cost of units redeemed/account charges			(19,001,798)
Net investment income (loss)			(277,687)
Net realized gain (loss)			(1,150,976)
Realized gain distributions			783,135
Net change in unrealized appreciation (depreciation)			9,872
Net assets			$218,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	150	$219	1.25%	8.8%	12/31/2024	$1.47	0	$0	1.00%	9.0%	12/31/2024	$1.49	0	$0	0.75%	9.3%
12/31/2023	1.34	11,484	15,352	1.25%	12.4%	12/31/2023	1.35	0	0	1.00%	12.7%	12/31/2023	1.37	0	0	0.75%	12.9%
12/31/2022	1.19	10,885	12,948	1.25%	-25.9%	12/31/2022	1.20	0	0	1.00%	-25.7%	12/31/2022	1.21	0	0	0.75%	-25.6%
12/31/2021	1.61	41	65	1.25%	27.3%	12/31/2021	1.62	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.26	0	0	1.25%	15.0%	12/31/2020	1.27	0	0	1.00%	15.3%	12/31/2020	1.27	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	9.6%	12/31/2024	$1.53	0	$0	0.25%	9.9%	12/31/2024	$1.55	0	$0	0.00%	10.2%
12/31/2023	1.38	0	0	0.50%	13.2%	12/31/2023	1.40	0	0	0.25%	13.5%	12/31/2023	1.41	0	0	0.00%	13.8%
12/31/2022	1.22	0	0	0.50%	-25.4%	12/31/2022	1.23	0	0	0.25%	-25.2%	12/31/2022	1.24	0	0	0.00%	-25.0%
12/31/2021	1.63	0	0	0.50%	28.3%	12/31/2021	1.64	0	0	0.25%	28.6%	12/31/2021	1.65	0	0	0.00%	28.9%
12/31/2020	1.27	0	0	0.50%	15.9%	12/31/2020	1.28	0	0	0.25%	16.2%	12/31/2020	1.28	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.4%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sm Cap Gr Inst Class - 06-64M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,048	$270,837	6,973
Receivables: investments sold	533
Payables: investments purchased	-
Net assets	$276,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$276,581	362,144	$0.76
Band 100	-	-	0.77
Band 75	-	-	0.78
Band 50	-	-	0.78
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$276,581	362,144

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,046)
Net investment income (loss)			(3,046)

Gain (loss) on investments:
Net realized gain (loss)			168
Realized gain distributions			18,863
Net change in unrealized appreciation (depreciation)			(7,970)
Net gain (loss)			11,061

Increase (decrease) in net assets from operations			$8,015

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,046)	$(1,637)
Net realized gain (loss)		168	(399)
Realized gain distributions		18,863	830
Net change in unrealized appreciation (depreciation)		(7,970)	14,687

Increase (decrease) in net assets from operations		8,015	13,481

Contract owner transactions:
Proceeds from units sold		50,022	202,356
Cost of units redeemed		(3,877)	(1,634)
Account charges		(17)	(78)
Increase (decrease)		46,128	200,644
Net increase (decrease)		54,143	214,125
Net assets, beginning		222,438	8,313
Net assets, ending		$276,581	$222,438

Units sold		66,898	290,802
Units redeemed		(5,294)	(2,365)
Net increase (decrease)		61,604	288,437
Units outstanding, beginning		300,540	12,103
Units outstanding, ending		362,144	300,540

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$262,380
Cost of units redeemed/account charges			(5,681)
Net investment income (loss)			(4,773)
Net realized gain (loss)			(249)
Realized gain distributions			19,693
Net change in unrealized appreciation (depreciation)			5,211
Net assets			$276,581

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.76	362	$277	1.25%	3.2%	12/31/2024	$0.77	0	$0	1.00%	3.4%	12/31/2024	$0.78	0	$0	0.75%	3.7%
12/31/2023	0.74	301	222	1.25%	7.8%	12/31/2023	0.74	0	0	1.00%	8.0%	12/31/2023	0.75	0	0	0.75%	8.3%
12/31/2022	0.69	12	8	1.25%	-29.4%	12/31/2022	0.69	0	0	1.00%	-29.3%	12/31/2022	0.69	0	0	0.75%	-29.1%
12/31/2021	0.97	0	0	1.25%	-2.7%	12/31/2021	0.97	0	0	1.00%	-2.6%	12/31/2021	0.97	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.78	0	$0	0.50%	4.0%	12/31/2024	$0.79	0	$0	0.25%	4.2%	12/31/2024	$0.80	0	$0	0.00%	4.5%
12/31/2023	0.75	0	0	0.50%	8.6%	12/31/2023	0.76	0	0	0.25%	8.8%	12/31/2023	0.76	0	0	0.00%	9.1%
12/31/2022	0.69	0	0	0.50%	-28.9%	12/31/2022	0.70	0	0	0.25%	-28.7%	12/31/2022	0.70	0	0	0.00%	-28.5%
12/31/2021	0.98	0	0	0.50%	-2.5%	12/31/2021	0.98	0	0	0.25%	-2.4%	12/31/2021	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund R Class - 06-717

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,233	$43,737	1,415
Receivables: investments sold	-
Payables: investments purchased	(61)
Net assets	$49,172

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,172	13,060	$3.77
Band 100	-	-	3.88
Band 75	-	-	4.00
Band 50	-	-	4.12
Band 25	-	-	4.25
Band 0	-	-	4.38
Total	$49,172	13,060

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49
Mortality & expense charges			(573)
Net investment income (loss)			(524)

Gain (loss) on investments:
Net realized gain (loss)			1,060
Realized gain distributions			3,847
Net change in unrealized appreciation (depreciation)			3,933
Net gain (loss)			8,840

Increase (decrease) in net assets from operations			$8,316

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(524)	$(359)
Net realized gain (loss)		1,060	10
Realized gain distributions		3,847	1,297
Net change in unrealized appreciation (depreciation)		3,933	5,187

Increase (decrease) in net assets from operations		8,316	6,135

Contract owner transactions:
Proceeds from units sold		7,426	6,391
Cost of units redeemed		(5,953)	(8,030)
Account charges		(23)	(51)
Increase (decrease)		1,450	(1,690)
Net increase (decrease)		9,766	4,445
Net assets, beginning		39,406	34,961
Net assets, ending		$49,172	$39,406

Units sold		2,099	2,208
Units redeemed		(1,650)	(2,755)
Net increase (decrease)		449	(547)
Units outstanding, beginning		12,611	13,158
Units outstanding, ending		13,060	12,611

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$480,653
Cost of units redeemed/account charges			(517,155)
Net investment income (loss)			(4,998)
Net realized gain (loss)			56,448
Realized gain distributions			28,728
Net change in unrealized appreciation (depreciation)			5,496
Net assets			$49,172

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.77	13	$49	1.25%	20.5%	12/31/2024	$3.88	0	$0	1.00%	20.8%	12/31/2024	$4.00	0	$0	0.75%	21.1%
12/31/2023	3.12	13	39	1.25%	17.6%	12/31/2023	3.21	0	0	1.00%	17.9%	12/31/2023	3.30	0	0	0.75%	18.2%
12/31/2022	2.66	13	35	1.25%	-14.0%	12/31/2022	2.73	0	0	1.00%	-13.8%	12/31/2022	2.80	0	0	0.75%	-13.6%
12/31/2021	3.09	5	16	1.25%	21.6%	12/31/2021	3.16	0	0	1.00%	21.9%	12/31/2021	3.23	0	0	0.75%	22.3%
12/31/2020	2.54	7	17	1.25%	12.7%	12/31/2020	2.59	0	0	1.00%	13.0%	12/31/2020	2.65	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.12	0	$0	0.50%	21.4%	12/31/2024	$4.25	0	$0	0.25%	21.7%	12/31/2024	$4.38	0	$0	0.00%	22.0%
12/31/2023	3.40	0	0	0.50%	18.5%	12/31/2023	3.49	0	0	0.25%	18.8%	12/31/2023	3.59	0	0	0.00%	19.1%
12/31/2022	2.87	0	0	0.50%	-13.4%	12/31/2022	2.94	0	0	0.25%	-13.1%	12/31/2022	3.02	0	0	0.00%	-12.9%
12/31/2021	3.31	0	0	0.50%	22.6%	12/31/2021	3.38	0	0	0.25%	22.9%	12/31/2021	3.46	0	0	0.00%	23.2%
12/31/2020	2.70	0	0	0.50%	13.6%	12/31/2020	2.75	0	0	0.25%	13.8%	12/31/2020	2.81	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.3%
2022	0.6%
2021	0.0%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund FI Class - 06-712

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$403,046	$339,680	11,328
Receivables: investments sold	-
Payables: investments purchased	(5,651)
Net assets	$397,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$397,395	102,068	$3.89
Band 100	-	-	4.01
Band 75	-	-	4.14
Band 50	-	-	4.26
Band 25	-	-	4.40
Band 0	-	-	4.53
Total	$397,395	102,068

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,523
Mortality & expense charges			(4,859)
Net investment income (loss)			(3,336)

Gain (loss) on investments:
Net realized gain (loss)			10,626
Realized gain distributions			31,124
Net change in unrealized appreciation (depreciation)			32,962
Net gain (loss)			74,712

Increase (decrease) in net assets from operations			$71,376

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,336)	$(1,588)
Net realized gain (loss)		10,626	2,339
Realized gain distributions		31,124	10,744
Net change in unrealized appreciation (depreciation)		32,962	33,014

Increase (decrease) in net assets from operations		71,376	44,509

Contract owner transactions:
Proceeds from units sold		47,390	114,329
Cost of units redeemed		(45,911)	(30,487)
Account charges		(227)	(211)
Increase (decrease)		1,252	83,631
Net increase (decrease)		72,628	128,140
Net assets, beginning		324,767	196,627
Net assets, ending		$397,395	$324,767

Units sold		13,109	39,114
Units redeemed		(11,812)	(10,219)
Net increase (decrease)		1,297	28,895
Units outstanding, beginning		100,771	71,876
Units outstanding, ending		102,068	100,771

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,595,023
Cost of units redeemed/account charges			(2,749,595)
Net investment income (loss)			(27,919)
Net realized gain (loss)			273,334
Realized gain distributions			243,186
Net change in unrealized appreciation (depreciation)			63,366
Net assets			$397,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.89	102	$397	1.25%	20.8%	12/31/2024	$4.01	0	$0	1.00%	21.1%	12/31/2024	$4.14	0	$0	0.75%	21.4%
12/31/2023	3.22	101	325	1.25%	17.8%	12/31/2023	3.31	0	0	1.00%	18.1%	12/31/2023	3.41	0	0	0.75%	18.4%
12/31/2022	2.74	72	197	1.25%	-13.7%	12/31/2022	2.81	0	0	1.00%	-13.5%	12/31/2022	2.88	0	0	0.75%	-13.3%
12/31/2021	3.17	64	204	1.25%	22.0%	12/31/2021	3.24	0	0	1.00%	22.3%	12/31/2021	3.32	0	0	0.75%	22.6%
12/31/2020	2.60	76	197	1.25%	12.9%	12/31/2020	2.65	0	0	1.00%	13.2%	12/31/2020	2.71	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.26	0	$0	0.50%	21.7%	12/31/2024	$4.40	0	$0	0.25%	22.0%	12/31/2024	$4.53	0	$0	0.00%	22.3%
12/31/2023	3.50	0	0	0.50%	18.7%	12/31/2023	3.60	0	0	0.25%	19.0%	12/31/2023	3.70	0	0	0.00%	19.3%
12/31/2022	2.95	0	0	0.50%	-13.1%	12/31/2022	3.03	0	0	0.25%	-12.8%	12/31/2022	3.10	0	0	0.00%	-12.6%
12/31/2021	3.39	0	0	0.50%	22.9%	12/31/2021	3.47	0	0	0.25%	23.2%	12/31/2021	3.55	0	0	0.00%	23.5%
12/31/2020	2.76	0	0	0.50%	13.8%	12/31/2020	2.82	0	0	0.25%	14.1%	12/31/2020	2.88	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.7%
2022	0.7%
2021	0.3%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,184,194	$1,173,591	70,022
Receivables: investments sold	25,095
Payables: investments purchased	-
Net assets	$1,209,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,209,289	861,619	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$1,209,289	861,619

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$33,398
Mortality & expense charges			(14,593)
Net investment income (loss)			18,805

Gain (loss) on investments:
Net realized gain (loss)			9,576
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,616
Net gain (loss)			51,192

Increase (decrease) in net assets from operations			$69,997

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,805	$17,610
Net realized gain (loss)		9,576	(50,628)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41,616	136,057

Increase (decrease) in net assets from operations		69,997	103,039

Contract owner transactions:
Proceeds from units sold		297,640	413,783
Cost of units redeemed		(201,154)	(251,086)
Account charges		(969)	(1,087)
Increase (decrease)		95,517	161,610
Net increase (decrease)		165,514	264,649
Net assets, beginning		1,043,775	779,126
Net assets, ending		$1,209,289	$1,043,775

Units sold		215,698	339,537
Units redeemed		(138,379)	(209,916)
Net increase (decrease)		77,319	129,621
Units outstanding, beginning		784,300	654,679
Units outstanding, ending		861,619	784,300

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,895,094
Cost of units redeemed/account charges			(793,682)
Net investment income (loss)			62,272
Net realized gain (loss)			(27,786)
Realized gain distributions			62,788
Net change in unrealized appreciation (depreciation)			10,603
Net assets			$1,209,289

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	862	$1,209	1.25%	5.5%	12/31/2024	$1.43	0	$0	1.00%	5.7%	12/31/2024	$1.45	0	$0	0.75%	6.0%
12/31/2023	1.33	784	1,044	1.25%	11.8%	12/31/2023	1.35	0	0	1.00%	12.1%	12/31/2023	1.37	0	0	0.75%	12.4%
12/31/2022	1.19	655	779	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-27.0%	12/31/2022	1.22	0	0	0.75%	-26.8%
12/31/2021	1.63	620	1,013	1.25%	40.4%	12/31/2021	1.65	0	0	1.00%	40.8%	12/31/2021	1.66	0	0	0.75%	41.1%
12/31/2020	1.16	356	414	1.25%	-2.9%	12/31/2020	1.17	0	0	1.00%	-2.6%	12/31/2020	1.18	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	6.3%	12/31/2024	$1.49	0	$0	0.25%	6.5%	12/31/2024	$1.52	0	$0	0.00%	6.8%
12/31/2023	1.38	0	0	0.50%	12.7%	12/31/2023	1.40	0	0	0.25%	12.9%	12/31/2023	1.42	0	0	0.00%	13.2%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.24	0	0	0.25%	-26.4%	12/31/2022	1.26	0	0	0.00%	-26.2%
12/31/2021	1.67	0	0	0.50%	41.5%	12/31/2021	1.69	0	0	0.25%	41.8%	12/31/2021	1.70	0	0	0.00%	42.2%
12/31/2020	1.18	0	0	0.50%	-2.2%	12/31/2020	1.19	0	0	0.25%	-1.9%	12/31/2020	1.20	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	3.1%
2022	2.7%
2021	1.5%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Realty Shares Fund - 06-3KV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$936,551	$919,641	14,476
Receivables: investments sold	15,432
Payables: investments purchased	-
Net assets	$951,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$951,983	672,808	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$951,983	672,808

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,039
Mortality & expense charges			(11,410)
Net investment income (loss)			13,629

Gain (loss) on investments:
Net realized gain (loss)			(2,515)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,905
Net gain (loss)			35,390

Increase (decrease) in net assets from operations			$49,019

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,629	$24,685
Net realized gain (loss)		(2,515)	(189,745)
Realized gain distributions		-	5,007
Net change in unrealized appreciation (depreciation)		37,905	298,113

Increase (decrease) in net assets from operations		49,019	138,060

Contract owner transactions:
Proceeds from units sold		240,359	308,399
Cost of units redeemed		(212,974)	(1,246,624)
Account charges		(2,405)	(5,352)
Increase (decrease)		24,980	(943,577)
Net increase (decrease)		73,999	(805,517)
Net assets, beginning		877,984	1,683,501
Net assets, ending		$951,983	$877,984

Units sold		176,243	256,338
Units redeemed		(156,030)	(996,188)
Net increase (decrease)		20,213	(739,850)
Units outstanding, beginning		652,595	1,392,445
Units outstanding, ending		672,808	652,595

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,713,074
Cost of units redeemed/account charges			(1,690,768)
Net investment income (loss)			65,469
Net realized gain (loss)			(216,280)
Realized gain distributions			63,578
Net change in unrealized appreciation (depreciation)			16,910
Net assets			$951,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	673	$952	1.25%	5.2%	12/31/2024	$1.44	0	$0	1.00%	5.4%	12/31/2024	$1.46	0	$0	0.75%	5.7%
12/31/2023	1.35	653	878	1.25%	11.3%	12/31/2023	1.36	0	0	1.00%	11.6%	12/31/2023	1.38	0	0	0.75%	11.8%
12/31/2022	1.21	1,392	1,684	1.25%	-25.9%	12/31/2022	1.22	0	0	1.00%	-25.7%	12/31/2022	1.24	0	0	0.75%	-25.5%
12/31/2021	1.63	22	35	1.25%	40.8%	12/31/2021	1.64	0	0	1.00%	41.2%	12/31/2021	1.66	0	0	0.75%	41.5%
12/31/2020	1.16	0	0	1.25%	-4.1%	12/31/2020	1.17	0	0	1.00%	-3.9%	12/31/2020	1.17	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	6.0%	12/31/2024	$1.51	0	$0	0.25%	6.2%	12/31/2024	$1.53	0	$0	0.00%	6.5%
12/31/2023	1.40	0	0	0.50%	12.1%	12/31/2023	1.42	0	0	0.25%	12.4%	12/31/2023	1.44	0	0	0.00%	12.7%
12/31/2022	1.25	0	0	0.50%	-25.3%	12/31/2022	1.26	0	0	0.25%	-25.2%	12/31/2022	1.28	0	0	0.00%	-25.0%
12/31/2021	1.67	0	0	0.50%	41.9%	12/31/2021	1.69	0	0	0.25%	42.3%	12/31/2021	1.70	0	0	0.00%	42.6%
12/31/2020	1.18	0	0	0.50%	-3.4%	12/31/2020	1.19	0	0	0.25%	-3.1%	12/31/2020	1.19	0	0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	3.2%
2022	4.8%
2021	1.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Global Infra A Class - 06-4VC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	1.25%	9.8%	12/31/2024	$1.13	0	$0	1.00%	10.1%	12/31/2024	$1.14	0	$0	0.75%	10.4%
12/31/2023	1.02	0	0	1.25%	0.8%	12/31/2023	1.02	0	0	1.00%	1.1%	12/31/2023	1.03	0	0	0.75%	1.3%
12/31/2022	1.01	0	0	1.25%	-6.4%	12/31/2022	1.01	0	0	1.00%	-6.1%	12/31/2022	1.02	0	0	0.75%	-5.9%
12/31/2021	1.08	0	0	1.25%	7.6%	12/31/2021	1.08	0	0	1.00%	7.7%	12/31/2021	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	10.7%	12/31/2024	$1.16	0	$0	0.25%	10.9%	12/31/2024	$1.17	0	$0	0.00%	11.2%
12/31/2023	1.04	0	0	0.50%	1.6%	12/31/2023	1.04	0	0	0.25%	1.8%	12/31/2023	1.05	0	0	0.00%	2.1%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.02	0	0	0.25%	-5.4%	12/31/2022	1.03	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	8.1%	12/31/2021	1.08	0	0	0.25%	8.3%	12/31/2021	1.08	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Est Sec A Class - 06-4VF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	5.1%	12/31/2024	$1.05	0	$0	1.00%	5.4%	12/31/2024	$1.06	0	$0	0.75%	5.7%
12/31/2023	0.99	0	0	1.25%	11.4%	12/31/2023	1.00	0	0	1.00%	11.7%	12/31/2023	1.00	0	0	0.75%	11.9%
12/31/2022	0.89	0	0	1.25%	-27.4%	12/31/2022	0.89	0	0	1.00%	-27.2%	12/31/2022	0.90	0	0	0.75%	-27.0%
12/31/2021	1.22	0	0	1.25%	22.3%	12/31/2021	1.23	0	0	1.00%	22.6%	12/31/2021	1.23	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	5.9%	12/31/2024	$1.08	0	$0	0.25%	6.2%	12/31/2024	$1.09	0	$0	0.00%	6.5%
12/31/2023	1.01	0	0	0.50%	12.2%	12/31/2023	1.02	0	0	0.25%	12.5%	12/31/2023	1.02	0	0	0.00%	12.8%
12/31/2022	0.90	0	0	0.50%	-26.9%	12/31/2022	0.90	0	0	0.25%	-26.7%	12/31/2022	0.91	0	0	0.00%	-26.5%
12/31/2021	1.23	0	0	0.50%	23.0%	12/31/2021	1.23	0	0	0.25%	23.2%	12/31/2021	1.23	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen Steers Pref Sec & Inc Z Inst Class - 06-6PK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	1.25%	9.1%	12/31/2024	$1.16	0	$0	1.00%	9.3%	12/31/2024	$1.17	0	$0	0.75%	9.6%
12/31/2023	1.06	0	0	1.25%	6.2%	12/31/2023	1.06	0	0	1.00%	6.2%	12/31/2023	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	9.9%	12/31/2024	$1.17	0	$0	0.25%	10.2%	12/31/2024	$1.18	0	$0	0.00%	10.4%
12/31/2023	1.06	0	0	0.50%	6.4%	12/31/2023	1.07	0	0	0.25%	6.5%	12/31/2023	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional Class - 06-692

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,006	$3,328	1,631
Receivables: investments sold	366
Payables: investments purchased	-
Net assets	$35,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,372	22,291	$1.59
Band 100	-	-	1.64
Band 75	-	-	1.69
Band 50	-	-	1.74
Band 25	-	-	1.80
Band 0	-	-	1.86
Total	$35,372	22,291

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$464
Mortality & expense charges			(43)
Net investment income (loss)			421

Gain (loss) on investments:
Net realized gain (loss)			646
Realized gain distributions			2,285
Net change in unrealized appreciation (depreciation)			31,678
Net gain (loss)			34,609

Increase (decrease) in net assets from operations			$35,030

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$421	$-
Net realized gain (loss)		646	-
Realized gain distributions		2,285	-
Net change in unrealized appreciation (depreciation)		31,678	-

Increase (decrease) in net assets from operations		35,030	-

Contract owner transactions:
Proceeds from units sold		36,403	-
Cost of units redeemed		(36,017)	-
Account charges		(44)	-
Increase (decrease)		342	-
Net increase (decrease)		35,372	-
Net assets, beginning		-	-
Net assets, ending		$35,372	$-

Units sold		22,318	-
Units redeemed		(27)	-
Net increase (decrease)		22,291	-
Units outstanding, beginning		-	-
Units outstanding, ending		22,291	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$149,148
Cost of units redeemed/account charges			(150,337)
Net investment income (loss)			542
Net realized gain (loss)			(9,027)
Realized gain distributions			13,368
Net change in unrealized appreciation (depreciation)			31,678
Net assets			$35,372

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	22	$35	1.25%	-6.0%	12/31/2024	$1.64	0	$0	1.00%	-5.8%	12/31/2024	$1.69	0	$0	0.75%	-5.5%
12/31/2023	1.69	0	0	1.25%	18.1%	12/31/2023	1.74	0	0	1.00%	18.4%	12/31/2023	1.79	0	0	0.75%	18.7%
12/31/2022	1.43	0	0	1.25%	-34.5%	12/31/2022	1.47	0	0	1.00%	-34.3%	12/31/2022	1.51	0	0	0.75%	-34.1%
12/31/2021	2.18	0	0	1.25%	11.5%	12/31/2021	2.23	0	0	1.00%	11.8%	12/31/2021	2.29	0	0	0.75%	12.0%
12/31/2020	1.96	1	1	1.25%	13.6%	12/31/2020	2.00	0	0	1.00%	13.8%	12/31/2020	2.04	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	-5.3%	12/31/2024	$1.80	0	$0	0.25%	-5.1%	12/31/2024	$1.86	0	$0	0.00%	-4.8%
12/31/2023	1.84	0	0	0.50%	19.0%	12/31/2023	1.90	0	0	0.25%	19.3%	12/31/2023	1.95	0	0	0.00%	19.6%
12/31/2022	1.55	0	0	0.50%	-34.0%	12/31/2022	1.59	0	0	0.25%	-33.8%	12/31/2022	1.63	0	0	0.00%	-33.6%
12/31/2021	2.34	0	0	0.50%	12.3%	12/31/2021	2.40	0	0	0.25%	12.6%	12/31/2021	2.46	0	0	0.00%	12.9%
12/31/2020	2.09	0	0	0.50%	14.4%	12/31/2020	2.13	0	0	0.25%	14.7%	12/31/2020	2.18	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	0.0%
2022	0.0%
2021	1.1%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund A Class - 06-693

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,510	$43,665	1,559
Receivables: investments sold	2,072
Payables: investments purchased	-
Net assets	$33,582

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,582	21,878	$1.53
Band 100	-	-	1.58
Band 75	-	-	1.63
Band 50	-	-	1.69
Band 25	-	-	1.74
Band 0	-	-	1.80
Total	$33,582	21,878

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,067
Mortality & expense charges			(494)
Net investment income (loss)			573

Gain (loss) on investments:
Net realized gain (loss)			(3,005)
Realized gain distributions			2,787
Net change in unrealized appreciation (depreciation)			(2,570)
Net gain (loss)			(2,788)

Increase (decrease) in net assets from operations			$(2,215)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$573	$(467)
Net realized gain (loss)		(3,005)	(1,039)
Realized gain distributions		2,787	-
Net change in unrealized appreciation (depreciation)		(2,570)	7,484

Increase (decrease) in net assets from operations		(2,215)	5,978

Contract owner transactions:
Proceeds from units sold		5,490	4,332
Cost of units redeemed		(10,289)	(2,450)
Account charges		-	-
Increase (decrease)		(4,799)	1,882
Net increase (decrease)		(7,014)	7,860
Net assets, beginning		40,596	32,736
Net assets, ending		$33,582	$40,596

Units sold		3,443	2,848
Units redeemed		(6,353)	(1,612)
Net increase (decrease)		(2,910)	1,236
Units outstanding, beginning		24,788	23,552
Units outstanding, ending		21,878	24,788

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$171,147
Cost of units redeemed/account charges			(136,490)
Net investment income (loss)			(403)
Net realized gain (loss)			(11,506)
Realized gain distributions			22,989
Net change in unrealized appreciation (depreciation)			(12,155)
Net assets			$33,582

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	22	$34	1.25%	-6.3%	12/31/2024	$1.58	0	$0	1.00%	-6.0%	12/31/2024	$1.63	0	$0	0.75%	-5.8%
12/31/2023	1.64	25	41	1.25%	17.8%	12/31/2023	1.69	0	0	1.00%	18.1%	12/31/2023	1.74	0	0	0.75%	18.4%
12/31/2022	1.39	24	33	1.25%	-34.6%	12/31/2022	1.43	0	0	1.00%	-34.5%	12/31/2022	1.47	0	0	0.75%	-34.3%
12/31/2021	2.13	20	43	1.25%	11.2%	12/31/2021	2.18	0	0	1.00%	11.5%	12/31/2021	2.23	0	0	0.75%	11.8%
12/31/2020	1.91	14	27	1.25%	13.3%	12/31/2020	1.95	0	0	1.00%	13.5%	12/31/2020	2.00	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	-5.6%	12/31/2024	$1.74	0	$0	0.25%	-5.3%	12/31/2024	$1.80	0	$0	0.00%	-5.1%
12/31/2023	1.79	0	0	0.50%	18.7%	12/31/2023	1.84	0	0	0.25%	19.0%	12/31/2023	1.89	0	0	0.00%	19.3%
12/31/2022	1.50	0	0	0.50%	-34.1%	12/31/2022	1.55	0	0	0.25%	-34.0%	12/31/2022	1.59	0	0	0.00%	-33.8%
12/31/2021	2.29	0	0	0.50%	12.1%	12/31/2021	2.34	0	0	0.25%	12.4%	12/31/2021	2.40	0	0	0.00%	12.6%
12/31/2020	2.04	0	0	0.50%	14.1%	12/31/2020	2.08	0	0	0.25%	14.4%	12/31/2020	2.13	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	0.0%
2022	0.0%
2021	1.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund A Class - 06-903

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$441,221	$433,222	13,433
Receivables: investments sold	1,691
Payables: investments purchased	-
Net assets	$442,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$442,912	183,525	$2.41
Band 100	-	-	2.47
Band 75	-	-	2.54
Band 50	-	-	2.60
Band 25	-	-	2.67
Band 0	-	-	2.74
Total	$442,912	183,525

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,654
Mortality & expense charges			(4,658)
Net investment income (loss)			996

Gain (loss) on investments:
Net realized gain (loss)			26,481
Realized gain distributions			17,148
Net change in unrealized appreciation (depreciation)			(2,207)
Net gain (loss)			41,422

Increase (decrease) in net assets from operations			$42,418

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$996	$1,778
Net realized gain (loss)		26,481	(182)
Realized gain distributions		17,148	10,509
Net change in unrealized appreciation (depreciation)		(2,207)	17,982

Increase (decrease) in net assets from operations		42,418	30,087

Contract owner transactions:
Proceeds from units sold		340,570	122,032
Cost of units redeemed		(321,428)	(55,673)
Account charges		(157)	(142)
Increase (decrease)		18,985	66,217
Net increase (decrease)		61,403	96,304
Net assets, beginning		381,509	285,205
Net assets, ending		$442,912	$381,509

Units sold		151,699	61,149
Units redeemed		(147,296)	(27,782)
Net increase (decrease)		4,403	33,367
Units outstanding, beginning		179,122	145,755
Units outstanding, ending		183,525	179,122

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,565,831
Cost of units redeemed/account charges			(1,359,566)
Net investment income (loss)			8,356
Net realized gain (loss)			158,607
Realized gain distributions			61,685
Net change in unrealized appreciation (depreciation)			7,999
Net assets			$442,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	184	$443	1.25%	13.3%	12/31/2024	$2.47	0	$0	1.00%	13.6%	12/31/2024	$2.54	0	$0	0.75%	13.9%
12/31/2023	2.13	179	382	1.25%	8.8%	12/31/2023	2.18	0	0	1.00%	9.1%	12/31/2023	2.23	0	0	0.75%	9.4%
12/31/2022	1.96	146	285	1.25%	-6.4%	12/31/2022	2.00	0	0	1.00%	-6.1%	12/31/2022	2.04	0	0	0.75%	-5.9%
12/31/2021	2.09	256	535	1.25%	24.4%	12/31/2021	2.13	0	0	1.00%	24.7%	12/31/2021	2.17	0	0	0.75%	25.0%
12/31/2020	1.68	225	378	1.25%	6.2%	12/31/2020	1.71	0	0	1.00%	6.4%	12/31/2020	1.73	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	0	$0	0.50%	14.2%	12/31/2024	$2.67	0	$0	0.25%	14.5%	12/31/2024	$2.74	0	$0	0.00%	14.7%
12/31/2023	2.28	0	0	0.50%	9.7%	12/31/2023	2.33	0	0	0.25%	9.9%	12/31/2023	2.38	0	0	0.00%	10.2%
12/31/2022	2.08	0	0	0.50%	-5.7%	12/31/2022	2.12	0	0	0.25%	-5.4%	12/31/2022	2.16	0	0	0.00%	-5.2%
12/31/2021	2.20	0	0	0.50%	25.4%	12/31/2021	2.24	0	0	0.25%	25.7%	12/31/2021	2.28	0	0	0.00%	26.0%
12/31/2020	1.76	0	0	0.50%	7.0%	12/31/2020	1.78	0	0	0.25%	7.2%	12/31/2020	1.81	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.8%
2022	1.3%
2021	1.3%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.36
Band 75	-	-	1.41
Band 50	-	-	1.46
Band 25	-	-	1.51
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	1.25%	4.8%	12/31/2024	$1.36	0	$0	1.00%	5.1%	12/31/2024	$1.41	0	$0	0.75%	5.3%
12/31/2023	1.26	0	0	1.25%	9.2%	12/31/2023	1.30	0	0	1.00%	9.5%	12/31/2023	1.34	0	0	0.75%	9.7%
12/31/2022	1.15	0	0	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.22	0	0	0.75%	-16.5%
12/31/2021	1.39	0	0	1.25%	-3.6%	12/31/2021	1.42	0	0	1.00%	-3.4%	12/31/2021	1.46	0	0	0.75%	-3.1%
12/31/2020	1.44	0	0	1.25%	6.3%	12/31/2020	1.47	0	0	1.00%	6.6%	12/31/2020	1.51	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	5.6%	12/31/2024	$1.51	0	$0	0.25%	5.9%	12/31/2024	$1.56	0	$0	0.00%	6.1%
12/31/2023	1.38	0	0	0.50%	10.0%	12/31/2023	1.42	0	0	0.25%	10.3%	12/31/2023	1.47	0	0	0.00%	10.6%
12/31/2022	1.25	0	0	0.50%	-16.3%	12/31/2022	1.29	0	0	0.25%	-16.1%	12/31/2022	1.33	0	0	0.00%	-15.9%
12/31/2021	1.50	0	0	0.50%	-2.9%	12/31/2021	1.54	0	0	0.25%	-2.6%	12/31/2021	1.58	0	0	0.00%	-2.4%
12/31/2020	1.54	0	0	0.50%	7.1%	12/31/2020	1.58	0	0	0.25%	7.4%	12/31/2020	1.62	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund A Class - 06-438

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,939	$300,177	32,303
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$304,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,291	228,881	$1.28
Band 100	12,651	9,585	1.32
Band 75	-	-	1.36
Band 50	-	-	1.41
Band 25	-	-	1.46
Band 0	-	-	1.51
Total	$304,942	238,466

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,193
Mortality & expense charges			(3,643)
Net investment income (loss)			11,550

Gain (loss) on investments:
Net realized gain (loss)			(9,929)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,058
Net gain (loss)			5,129

Increase (decrease) in net assets from operations			$16,679

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,550	$2,323
Net realized gain (loss)		(9,929)	(288)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,058	3,314

Increase (decrease) in net assets from operations		16,679	5,349

Contract owner transactions:
Proceeds from units sold		320,657	4,015
Cost of units redeemed		(98,664)	(691)
Account charges		(4)	(9)
Increase (decrease)		221,989	3,315
Net increase (decrease)		238,668	8,664
Net assets, beginning		66,274	57,610
Net assets, ending		$304,942	$66,274

Units sold		264,179	3,527
Units redeemed		(79,726)	(614)
Net increase (decrease)		184,453	2,913
Units outstanding, beginning		54,013	51,100
Units outstanding, ending		238,466	54,013

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$895,107
Cost of units redeemed/account charges			(612,803)
Net investment income (loss)			35,680
Net realized gain (loss)			(18,424)
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			4,762
Net assets			$304,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	229	$292	1.25%	4.7%	12/31/2024	$1.32	10	$13	1.00%	4.9%	12/31/2024	$1.36	0	$0	0.75%	5.2%
12/31/2023	1.22	44	54	1.25%	8.8%	12/31/2023	1.26	10	12	1.00%	9.1%	12/31/2023	1.30	0	0	0.75%	9.4%
12/31/2022	1.12	41	46	1.25%	-17.1%	12/31/2022	1.15	10	11	1.00%	-16.9%	12/31/2022	1.19	0	0	0.75%	-16.7%
12/31/2021	1.35	67	90	1.25%	-3.9%	12/31/2021	1.39	10	14	1.00%	-3.6%	12/31/2021	1.42	0	0	0.75%	-3.4%
12/31/2020	1.41	61	86	1.25%	6.1%	12/31/2020	1.44	14	20	1.00%	6.3%	12/31/2020	1.47	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	5.4%	12/31/2024	$1.46	0	$0	0.25%	5.7%	12/31/2024	$1.51	0	$0	0.00%	6.0%
12/31/2023	1.34	0	0	0.50%	9.6%	12/31/2023	1.38	0	0	0.25%	9.9%	12/31/2023	1.42	0	0	0.00%	10.2%
12/31/2022	1.22	0	0	0.50%	-16.5%	12/31/2022	1.25	0	0	0.25%	-16.3%	12/31/2022	1.29	0	0	0.00%	-16.1%
12/31/2021	1.46	0	0	0.50%	-3.1%	12/31/2021	1.50	0	0	0.25%	-2.9%	12/31/2021	1.54	0	0	0.00%	-2.6%
12/31/2020	1.51	0	0	0.50%	6.9%	12/31/2020	1.54	0	0	0.25%	7.1%	12/31/2020	1.58	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.2%
2023	4.9%
2022	3.3%
2021	3.2%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Index Fund A Class - 06-334

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,849,664	$11,149,125	742,641
Receivables: investments sold	7,758
Payables: investments purchased	-
Net assets	$10,857,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,730,916	3,044,009	$3.53
Band 100	-	-	3.68
Band 75	-	-	3.84
Band 50	-	-	4.01
Band 25	-	-	4.18
Band 0	126,506	28,967	4.37
Total	$10,857,422	3,072,976

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$128,090
Mortality & expense charges			(135,884)
Net investment income (loss)			(7,794)

Gain (loss) on investments:
Net realized gain (loss)			(50,480)
Realized gain distributions			1,013,496
Net change in unrealized appreciation (depreciation)			272,731
Net gain (loss)			1,235,747

Increase (decrease) in net assets from operations			$1,227,953

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,794)	$(5,331)
Net realized gain (loss)		(50,480)	(205,899)
Realized gain distributions		1,013,496	677,176
Net change in unrealized appreciation (depreciation)		272,731	953,191

Increase (decrease) in net assets from operations		1,227,953	1,419,137

Contract owner transactions:
Proceeds from units sold		2,011,737	2,171,710
Cost of units redeemed		(3,250,164)	(2,420,415)
Account charges		(8,199)	(7,034)
Increase (decrease)		(1,246,626)	(255,739)
Net increase (decrease)		(18,673)	1,163,398
Net assets, beginning		10,876,095	9,712,697
Net assets, ending		$10,857,422	$10,876,095

Units sold		609,487	750,184
Units redeemed		(985,672)	(830,307)
Net increase (decrease)		(376,185)	(80,123)
Units outstanding, beginning		3,449,161	3,529,284
Units outstanding, ending		3,072,976	3,449,161

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$120,732,630
Cost of units redeemed/account charges			(134,171,103)
Net investment income (loss)			(571,664)
Net realized gain (loss)			4,739,682
Realized gain distributions			20,427,338
Net change in unrealized appreciation (depreciation)			(299,461)
Net assets			$10,857,422

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.53	3,044	$10,731	1.25%	12.0%	12/31/2024	$3.68	0	$0	1.00%	12.3%	12/31/2024	$3.84	0	$0	0.75%	12.6%
12/31/2023	3.15	3,423	10,775	1.25%	14.5%	12/31/2023	3.28	0	0	1.00%	14.8%	12/31/2023	3.41	0	0	0.75%	15.1%
12/31/2022	2.75	3,506	9,637	1.25%	-14.6%	12/31/2022	2.85	0	0	1.00%	-14.4%	12/31/2022	2.96	0	0	0.75%	-14.1%
12/31/2021	3.22	6,343	20,403	1.25%	22.7%	12/31/2021	3.33	0	0	1.00%	23.0%	12/31/2021	3.45	0	0	0.75%	23.3%
12/31/2020	2.62	10,348	27,139	1.25%	11.7%	12/31/2020	2.71	0	0	1.00%	12.0%	12/31/2020	2.80	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.01	0	$0	0.50%	12.8%	12/31/2024	$4.18	0	$0	0.25%	13.1%	12/31/2024	$4.37	29	$127	0.00%	13.4%
12/31/2023	3.55	0	0	0.50%	15.4%	12/31/2023	3.70	0	0	0.25%	15.7%	12/31/2023	3.85	26	101	0.00%	16.0%
12/31/2022	3.08	0	0	0.50%	-13.9%	12/31/2022	3.20	0	0	0.25%	-13.7%	12/31/2022	3.32	23	76	0.00%	-13.5%
12/31/2021	3.58	0	0	0.50%	23.6%	12/31/2021	3.71	0	0	0.25%	23.9%	12/31/2021	3.84	19	74	0.00%	24.2%
12/31/2020	2.89	0	0	0.50%	12.5%	12/31/2020	2.99	0	0	0.25%	12.8%	12/31/2020	3.09	16	49	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.1%
2022	0.9%
2021	0.6%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Institutional Cl - 06-443

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$768,184	$831,647	5,182
Receivables: investments sold	365
Payables: investments purchased	-
Net assets	$768,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$768,549	86,551	$8.88
Band 100	-	-	9.18
Band 75	-	-	9.49
Band 50	-	-	9.80
Band 25	-	-	10.13
Band 0	-	-	10.47
Total	$768,549	86,551

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,077)
Net investment income (loss)			(1,077)

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			83,474
Net change in unrealized appreciation (depreciation)			(63,463)
Net gain (loss)			19,993

Increase (decrease) in net assets from operations			$18,916

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,077)	$(138)
Net realized gain (loss)		(18)	1,252
Realized gain distributions		83,474	-
Net change in unrealized appreciation (depreciation)		(63,463)	2,302

Increase (decrease) in net assets from operations		18,916	3,416

Contract owner transactions:
Proceeds from units sold		750,215	25,527
Cost of units redeemed		(521)	(35,180)
Account charges		(61)	-
Increase (decrease)		749,633	(9,653)
Net increase (decrease)		768,549	(6,237)
Net assets, beginning		-	6,237
Net assets, ending		$768,549	$-

Units sold		86,616	4,095
Units redeemed		(65)	(5,354)
Net increase (decrease)		86,551	(1,259)
Units outstanding, beginning		-	1,259
Units outstanding, ending		86,551	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,323,843
Cost of units redeemed/account charges			(10,324,768)
Net investment income (loss)			(105,549)
Net realized gain (loss)			444,389
Realized gain distributions			494,097
Net change in unrealized appreciation (depreciation)			(63,463)
Net assets			$768,549

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.88	87	$769	1.25%	25.5%	12/31/2024	$9.18	0	$0	1.00%	25.8%	12/31/2024	$9.49	0	$0	0.75%	26.2%
12/31/2023	7.07	0	0	1.25%	42.8%	12/31/2023	7.29	0	0	1.00%	43.2%	12/31/2023	7.52	0	0	0.75%	43.5%
12/31/2022	4.95	1	6	1.25%	-31.9%	12/31/2022	5.09	0	0	1.00%	-31.8%	12/31/2022	5.24	0	0	0.75%	-31.6%
12/31/2021	7.28	24	173	1.25%	37.5%	12/31/2021	7.46	0	0	1.00%	37.9%	12/31/2021	7.66	0	0	0.75%	38.2%
12/31/2020	5.29	18	94	1.25%	42.9%	12/31/2020	5.41	0	0	1.00%	43.2%	12/31/2020	5.54	0	0	0.75%	43.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.80	0	$0	0.50%	26.5%	12/31/2024	$10.13	0	$0	0.25%	26.8%	12/31/2024	$10.47	0	$0	0.00%	27.1%
12/31/2023	7.75	0	0	0.50%	43.9%	12/31/2023	7.99	0	0	0.25%	44.2%	12/31/2023	8.24	0	0	0.00%	44.6%
12/31/2022	5.39	0	0	0.50%	-31.4%	12/31/2022	5.54	0	0	0.25%	-31.2%	12/31/2022	5.70	0	0	0.00%	-31.1%
12/31/2021	7.86	0	0	0.50%	38.6%	12/31/2021	8.06	0	0	0.25%	38.9%	12/31/2021	8.27	0	0	0.00%	39.3%
12/31/2020	5.67	0	0	0.50%	43.9%	12/31/2020	5.80	0	0	0.25%	44.3%	12/31/2020	5.93	0	0	0.00%	44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund A Class - 06-441

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$978,833	$944,990	7,805
Receivables: investments sold	-
Payables: investments purchased	(7,793)
Net assets	$971,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$453,713	52,812	$8.59
Band 100	517,327	58,263	8.88
Band 75	-	-	9.18
Band 50	-	-	9.48
Band 25	-	-	9.80
Band 0	-	-	10.13
Total	$971,040	111,075

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,479)
Net investment income (loss)			(11,479)

Gain (loss) on investments:
Net realized gain (loss)			217,183
Realized gain distributions			119,084
Net change in unrealized appreciation (depreciation)			(89,692)
Net gain (loss)			246,575

Increase (decrease) in net assets from operations			$235,096

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,479)	$(10,672)
Net realized gain (loss)		217,183	(65,152)
Realized gain distributions		119,084	60,319
Net change in unrealized appreciation (depreciation)		(89,692)	338,944

Increase (decrease) in net assets from operations		235,096	323,439

Contract owner transactions:
Proceeds from units sold		734,195	656,733
Cost of units redeemed		(1,205,070)	(601,911)
Account charges		(128)	(318)
Increase (decrease)		(471,003)	54,504
Net increase (decrease)		(235,907)	377,943
Net assets, beginning		1,206,947	829,004
Net assets, ending		$971,040	$1,206,947

Units sold		97,011	110,541
Units redeemed		(160,006)	(105,954)
Net increase (decrease)		(62,995)	4,587
Units outstanding, beginning		174,070	169,483
Units outstanding, ending		111,075	174,070

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,653,609
Cost of units redeemed/account charges			(9,430,453)
Net investment income (loss)			(115,726)
Net realized gain (loss)			792,687
Realized gain distributions			1,037,080
Net change in unrealized appreciation (depreciation)			33,843
Net assets			$971,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.59	53	$454	1.25%	25.2%	12/31/2024	$8.88	58	$517	1.00%	25.5%	12/31/2024	$9.18	0	$0	0.75%	25.8%
12/31/2023	6.86	115	789	1.25%	42.4%	12/31/2023	7.07	59	418	1.00%	42.8%	12/31/2023	7.29	0	0	0.75%	43.1%
12/31/2022	4.82	78	374	1.25%	-32.1%	12/31/2022	4.95	92	455	1.00%	-31.9%	12/31/2022	5.09	0	0	0.75%	-31.7%
12/31/2021	7.09	236	1,676	1.25%	37.2%	12/31/2021	7.28	64	466	1.00%	37.5%	12/31/2021	7.46	0	0	0.75%	37.9%
12/31/2020	5.17	162	835	1.25%	42.5%	12/31/2020	5.29	62	327	1.00%	42.9%	12/31/2020	5.41	0	0	0.75%	43.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.48	0	$0	0.50%	26.2%	12/31/2024	$9.80	0	$0	0.25%	26.5%	12/31/2024	$10.13	0	$0	0.00%	26.8%
12/31/2023	7.52	0	0	0.50%	43.5%	12/31/2023	7.75	0	0	0.25%	43.9%	12/31/2023	7.99	0	0	0.00%	44.2%
12/31/2022	5.24	0	0	0.50%	-31.6%	12/31/2022	5.39	0	0	0.25%	-31.4%	12/31/2022	5.54	0	0	0.00%	-31.2%
12/31/2021	7.66	0	0	0.50%	38.2%	12/31/2021	7.85	0	0	0.25%	38.6%	12/31/2021	8.06	0	0	0.00%	38.9%
12/31/2020	5.54	0	0	0.50%	43.6%	12/31/2020	5.67	0	0	0.25%	43.9%	12/31/2020	5.80	13	76	0.00%	44.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund A Class - 06-902

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,172	$36,225	1,172
Receivables: investments sold	-
Payables: investments purchased	(161)
Net assets	$41,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,011	13,746	$2.98
Band 100	-	-	3.06
Band 75	-	-	3.14
Band 50	-	-	3.21
Band 25	-	-	3.30
Band 0	-	-	3.38
Total	$41,011	13,746

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$129
Mortality & expense charges			(553)
Net investment income (loss)			(424)

Gain (loss) on investments:
Net realized gain (loss)			4,214
Realized gain distributions			3,450
Net change in unrealized appreciation (depreciation)			1,276
Net gain (loss)			8,940

Increase (decrease) in net assets from operations			$8,516

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(424)	$(284)
Net realized gain (loss)		4,214	(2,014)
Realized gain distributions		3,450	934
Net change in unrealized appreciation (depreciation)		1,276	10,043

Increase (decrease) in net assets from operations		8,516	8,679

Contract owner transactions:
Proceeds from units sold		11,987	6,471
Cost of units redeemed		(17,458)	(11,772)
Account charges		(69)	(72)
Increase (decrease)		(5,540)	(5,373)
Net increase (decrease)		2,976	3,306
Net assets, beginning		38,035	34,729
Net assets, ending		$41,011	$38,035

Units sold		4,339	2,984
Units redeemed		(6,084)	(5,899)
Net increase (decrease)		(1,745)	(2,915)
Units outstanding, beginning		15,491	18,406
Units outstanding, ending		13,746	15,491

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,709,997
Cost of units redeemed/account charges			(1,930,100)
Net investment income (loss)			(4,285)
Net realized gain (loss)			160,321
Realized gain distributions			100,131
Net change in unrealized appreciation (depreciation)			4,947
Net assets			$41,011

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.98	14	$41	1.25%	21.5%	12/31/2024	$3.06	0	$0	1.00%	21.8%	12/31/2024	$3.14	0	$0	0.75%	22.1%
12/31/2023	2.46	15	38	1.25%	30.1%	12/31/2023	2.51	0	0	1.00%	30.4%	12/31/2023	2.57	0	0	0.75%	30.8%
12/31/2022	1.89	18	35	1.25%	-19.8%	12/31/2022	1.92	0	0	1.00%	-19.6%	12/31/2022	1.96	0	0	0.75%	-19.4%
12/31/2021	2.35	14	33	1.25%	22.5%	12/31/2021	2.39	0	0	1.00%	22.8%	12/31/2021	2.44	0	0	0.75%	23.1%
12/31/2020	1.92	13	24	1.25%	20.5%	12/31/2020	1.95	0	0	1.00%	20.8%	12/31/2020	1.98	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.21	0	$0	0.50%	22.4%	12/31/2024	$3.30	0	$0	0.25%	22.7%	12/31/2024	$3.38	0	$0	0.00%	23.0%
12/31/2023	2.63	0	0	0.50%	31.1%	12/31/2023	2.69	0	0	0.25%	31.4%	12/31/2023	2.75	0	0	0.00%	31.8%
12/31/2022	2.00	0	0	0.50%	-19.2%	12/31/2022	2.04	0	0	0.25%	-19.0%	12/31/2022	2.08	0	0	0.00%	-18.8%
12/31/2021	2.48	0	0	0.50%	23.4%	12/31/2021	2.52	0	0	0.25%	23.7%	12/31/2021	2.57	0	0	0.00%	24.0%
12/31/2020	2.01	0	0	0.50%	21.4%	12/31/2020	2.04	0	0	0.25%	21.7%	12/31/2020	2.07	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.2%
2021	0.2%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund A Class - 06-911

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,539	$154,400	11,932
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$163,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,738	30,434	$2.03
Band 100	101,851	48,973	2.08
Band 75	-	-	2.13
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.30
Total	$163,589	79,407

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,296
Mortality & expense charges			(1,799)
Net investment income (loss)			(503)

Gain (loss) on investments:
Net realized gain (loss)			1,506
Realized gain distributions			9,405
Net change in unrealized appreciation (depreciation)			7,441
Net gain (loss)			18,352

Increase (decrease) in net assets from operations			$17,849

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(503)	$(555)
Net realized gain (loss)		1,506	(8,896)
Realized gain distributions		9,405	950
Net change in unrealized appreciation (depreciation)		7,441	22,333

Increase (decrease) in net assets from operations		17,849	13,832

Contract owner transactions:
Proceeds from units sold		7,014	62,342
Cost of units redeemed		(12,650)	(134,636)
Account charges		(6)	(9)
Increase (decrease)		(5,642)	(72,303)
Net increase (decrease)		12,207	(58,471)
Net assets, beginning		151,382	209,853
Net assets, ending		$163,589	$151,382

Units sold		3,551	35,449
Units redeemed		(6,175)	(77,508)
Net increase (decrease)		(2,624)	(42,059)
Units outstanding, beginning		82,031	124,090
Units outstanding, ending		79,407	82,031

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$416,764
Cost of units redeemed/account charges			(265,488)
Net investment income (loss)			(2,046)
Net realized gain (loss)			(20,549)
Realized gain distributions			25,769
Net change in unrealized appreciation (depreciation)			9,139
Net assets			$163,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	30	$62	1.25%	11.4%	12/31/2024	$2.08	49	$102	1.00%	11.7%	12/31/2024	$2.13	0	$0	0.75%	12.0%
12/31/2023	1.82	32	58	1.25%	8.9%	12/31/2023	1.86	50	93	1.00%	9.2%	12/31/2023	1.90	0	0	0.75%	9.4%
12/31/2022	1.67	52	87	1.25%	-10.6%	12/31/2022	1.71	72	123	1.00%	-10.3%	12/31/2022	1.74	0	0	0.75%	-10.1%
12/31/2021	1.87	0	0	1.25%	30.3%	12/31/2021	1.90	0	0	1.00%	30.6%	12/31/2021	1.94	0	0	0.75%	31.0%
12/31/2020	1.43	0	0	1.25%	5.2%	12/31/2020	1.46	0	0	1.00%	5.4%	12/31/2020	1.48	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	12.3%	12/31/2024	$2.24	0	$0	0.25%	12.6%	12/31/2024	$2.30	0	$0	0.00%	12.9%
12/31/2023	1.95	0	0	0.50%	9.7%	12/31/2023	1.99	0	0	0.25%	10.0%	12/31/2023	2.04	0	0	0.00%	10.3%
12/31/2022	1.77	0	0	0.50%	-9.9%	12/31/2022	1.81	0	0	0.25%	-9.7%	12/31/2022	1.85	0	0	0.00%	-9.5%
12/31/2021	1.97	0	0	0.50%	31.3%	12/31/2021	2.00	0	0	0.25%	31.6%	12/31/2021	2.04	0	0	0.00%	32.0%
12/31/2020	1.50	0	0	0.50%	6.0%	12/31/2020	1.52	0	0	0.25%	6.2%	12/31/2020	1.55	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	1.1%
2021	0.0%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund A Class - 06-912

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,207	$123,325	3,582
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$118,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,220	53,250	$2.22
Band 100	-	-	2.28
Band 75	-	-	2.33
Band 50	-	-	2.39
Band 25	-	-	2.45
Band 0	-	-	2.51
Total	$118,220	53,250

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,995
Mortality & expense charges			(1,484)
Net investment income (loss)			511

Gain (loss) on investments:
Net realized gain (loss)			18,776
Realized gain distributions			1,942
Net change in unrealized appreciation (depreciation)			(10,728)
Net gain (loss)			9,990

Increase (decrease) in net assets from operations			$10,501

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$511	$1,487
Net realized gain (loss)		18,776	(6)
Realized gain distributions		1,942	1,501
Net change in unrealized appreciation (depreciation)		(10,728)	5,610

Increase (decrease) in net assets from operations		10,501	8,592

Contract owner transactions:
Proceeds from units sold		361,081	155,272
Cost of units redeemed		(351,432)	(65,782)
Account charges		(12)	-
Increase (decrease)		9,637	89,490
Net increase (decrease)		20,138	98,082
Net assets, beginning		98,082	-
Net assets, ending		$118,220	$98,082

Units sold		166,487	84,609
Units redeemed		(162,339)	(35,507)
Net increase (decrease)		4,148	49,102
Units outstanding, beginning		49,102	-
Units outstanding, ending		53,250	49,102

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$706,790
Cost of units redeemed/account charges			(615,256)
Net investment income (loss)			2,822
Net realized gain (loss)			19,533
Realized gain distributions			9,449
Net change in unrealized appreciation (depreciation)			(5,118)
Net assets			$118,220

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	53	$118	1.25%	11.1%	12/31/2024	$2.28	0	$0	1.00%	11.4%	12/31/2024	$2.33	0	$0	0.75%	11.7%
12/31/2023	2.00	49	98	1.25%	4.2%	12/31/2023	2.04	0	0	1.00%	4.5%	12/31/2023	2.09	0	0	0.75%	4.7%
12/31/2022	1.92	0	0	1.25%	-2.3%	12/31/2022	1.96	0	0	1.00%	-2.1%	12/31/2022	1.99	0	0	0.75%	-1.8%
12/31/2021	1.96	16	32	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.03	0	0	0.75%	25.4%
12/31/2020	1.57	18	28	1.25%	4.8%	12/31/2020	1.60	0	0	1.00%	5.1%	12/31/2020	1.62	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.39	0	$0	0.50%	12.0%	12/31/2024	$2.45	0	$0	0.25%	12.3%	12/31/2024	$2.51	0	$0	0.00%	12.5%
12/31/2023	2.14	0	0	0.50%	5.0%	12/31/2023	2.18	0	0	0.25%	5.3%	12/31/2023	2.23	0	0	0.00%	5.5%
12/31/2022	2.03	0	0	0.50%	-1.6%	12/31/2022	2.08	0	0	0.25%	-1.3%	12/31/2022	2.12	0	0	0.00%	-1.1%
12/31/2021	2.07	0	0	0.50%	25.7%	12/31/2021	2.10	0	0	0.25%	26.1%	12/31/2021	2.14	0	0	0.00%	26.4%
12/31/2020	1.64	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.8%	12/31/2020	1.69	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	3.8%
2022	0.0%
2021	1.8%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund A Class - 06-913

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$367,479	$375,460	20,924
Receivables: investments sold	-
Payables: investments purchased	(889)
Net assets	$366,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,579	160,112	$1.78
Band 100	81,011	44,302	1.83
Band 75	-	-	1.87
Band 50	-	-	1.92
Band 25	-	-	1.97
Band 0	-	-	2.02
Total	$366,590	204,414

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,965
Mortality & expense charges			(4,190)
Net investment income (loss)			(2,225)

Gain (loss) on investments:
Net realized gain (loss)			3,497
Realized gain distributions			61,163
Net change in unrealized appreciation (depreciation)			(24,789)
Net gain (loss)			39,871

Increase (decrease) in net assets from operations			$37,646

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,225)	$(1,264)
Net realized gain (loss)		3,497	9,254
Realized gain distributions		61,163	16,248
Net change in unrealized appreciation (depreciation)		(24,789)	12,668

Increase (decrease) in net assets from operations		37,646	36,906

Contract owner transactions:
Proceeds from units sold		49,898	22,622
Cost of units redeemed		(22,038)	(101,547)
Account charges		(138)	(61)
Increase (decrease)		27,722	(78,986)
Net increase (decrease)		65,368	(42,080)
Net assets, beginning		301,222	343,302
Net assets, ending		$366,590	$301,222

Units sold		30,256	15,090
Units redeemed		(12,288)	(64,853)
Net increase (decrease)		17,968	(49,763)
Units outstanding, beginning		186,446	236,209
Units outstanding, ending		204,414	186,446

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,238,889
Cost of units redeemed/account charges			(1,147,677)
Net investment income (loss)			(36,222)
Net realized gain (loss)			(10,556)
Realized gain distributions			330,137
Net change in unrealized appreciation (depreciation)			(7,981)
Net assets			$366,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	160	$286	1.25%	11.0%	12/31/2024	$1.83	44	$81	1.00%	11.3%	12/31/2024	$1.87	0	$0	0.75%	11.6%
12/31/2023	1.61	139	223	1.25%	11.0%	12/31/2023	1.64	47	78	1.00%	11.3%	12/31/2023	1.68	0	0	0.75%	11.6%
12/31/2022	1.45	185	267	1.25%	-16.4%	12/31/2022	1.48	52	76	1.00%	-16.2%	12/31/2022	1.51	0	0	0.75%	-16.0%
12/31/2021	1.73	163	283	1.25%	29.5%	12/31/2021	1.76	54	95	1.00%	29.9%	12/31/2021	1.79	0	0	0.75%	30.2%
12/31/2020	1.34	170	227	1.25%	8.2%	12/31/2020	1.36	55	75	1.00%	8.5%	12/31/2020	1.38	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	0.50%	11.9%	12/31/2024	$1.97	0	$0	0.25%	12.2%	12/31/2024	$2.02	0	$0	0.00%	12.4%
12/31/2023	1.72	0	0	0.50%	11.8%	12/31/2023	1.76	0	0	0.25%	12.1%	12/31/2023	1.80	0	0	0.00%	12.4%
12/31/2022	1.54	0	0	0.50%	-15.8%	12/31/2022	1.57	0	0	0.25%	-15.6%	12/31/2022	1.60	0	0	0.00%	-15.4%
12/31/2021	1.82	0	0	0.50%	30.5%	12/31/2021	1.86	0	0	0.25%	30.8%	12/31/2021	1.89	0	0	0.00%	31.2%
12/31/2020	1.40	0	0	0.50%	9.0%	12/31/2020	1.42	0	0	0.25%	9.3%	12/31/2020	1.44	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.7%
2022	0.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund A Class - 06-914

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,523	$5,969	315
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$5,524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,524	1,480	$3.73
Band 100	-	-	3.83
Band 75	-	-	3.92
Band 50	-	-	4.02
Band 25	-	-	4.12
Band 0	-	-	4.23
Total	$5,524	1,480

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$210
Mortality & expense charges			(68)
Net investment income (loss)			142

Gain (loss) on investments:
Net realized gain (loss)			(417)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215
Net gain (loss)			(202)

Increase (decrease) in net assets from operations			$(60)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$142	$121
Net realized gain (loss)		(417)	(10)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		215	63

Increase (decrease) in net assets from operations		(60)	174

Contract owner transactions:
Proceeds from units sold		2,095	1,813
Cost of units redeemed		(2,592)	-
Account charges		(3)	(3)
Increase (decrease)		(500)	1,810
Net increase (decrease)		(560)	1,984
Net assets, beginning		6,084	4,100
Net assets, ending		$5,524	$6,084

Units sold		564	503
Units redeemed		(718)	-
Net increase (decrease)		(154)	503
Units outstanding, beginning		1,634	1,131
Units outstanding, ending		1,480	1,634

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$934,891
Cost of units redeemed/account charges			(956,123)
Net investment income (loss)			16,273
Net realized gain (loss)			7,476
Realized gain distributions			3,453
Net change in unrealized appreciation (depreciation)			(446)
Net assets			$5,524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.73	1	$6	1.25%	0.2%	12/31/2024	$3.83	0	$0	1.00%	0.5%	12/31/2024	$3.92	0	$0	0.75%	0.8%
12/31/2023	3.72	2	6	1.25%	2.7%	12/31/2023	3.81	0	0	1.00%	3.0%	12/31/2023	3.89	0	0	0.75%	3.2%
12/31/2022	3.62	1	4	1.25%	-18.1%	12/31/2022	3.70	0	0	1.00%	-17.9%	12/31/2022	3.77	0	0	0.75%	-17.7%
12/31/2021	4.43	4	17	1.25%	-1.4%	12/31/2021	4.51	0	0	1.00%	-1.1%	12/31/2021	4.58	0	0	0.75%	-0.9%
12/31/2020	4.49	37	168	1.25%	4.5%	12/31/2020	4.56	0	0	1.00%	4.8%	12/31/2020	4.63	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.02	0	$0	0.50%	1.0%	12/31/2024	$4.12	0	$0	0.25%	1.3%	12/31/2024	$4.23	0	$0	0.00%	1.5%
12/31/2023	3.98	0	0	0.50%	3.5%	12/31/2023	4.07	0	0	0.25%	3.8%	12/31/2023	4.16	0	0	0.00%	4.0%
12/31/2022	3.85	0	0	0.50%	-17.5%	12/31/2022	3.92	0	0	0.25%	-17.3%	12/31/2022	4.00	0	0	0.00%	-17.1%
12/31/2021	4.67	0	0	0.50%	-0.6%	12/31/2021	4.75	0	0	0.25%	-0.4%	12/31/2021	4.83	0	0	0.00%	-0.2%
12/31/2020	4.70	0	0	0.50%	5.3%	12/31/2020	4.77	0	0	0.25%	5.5%	12/31/2020	4.84	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.6%
2022	2.2%
2021	1.9%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Institutional Class - 06-CNX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,142	$45,997	1,798
Receivables: investments sold	901
Payables: investments purchased	-
Net assets	$39,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,043	20,935	$1.86
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.08
Total	$39,043	20,935

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$242
Mortality & expense charges			(59)
Net investment income (loss)			183

Gain (loss) on investments:
Net realized gain (loss)			(42)
Realized gain distributions			5,152
Net change in unrealized appreciation (depreciation)			(7,855)
Net gain (loss)			(2,745)

Increase (decrease) in net assets from operations			$(2,562)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$183	$-
Net realized gain (loss)		(42)	-
Realized gain distributions		5,152	-
Net change in unrealized appreciation (depreciation)		(7,855)	-

Increase (decrease) in net assets from operations		(2,562)	-

Contract owner transactions:
Proceeds from units sold		45,532	-
Cost of units redeemed		(3,892)	-
Account charges		(35)	-
Increase (decrease)		41,605	-
Net increase (decrease)		39,043	-
Net assets, beginning		-	-
Net assets, ending		$39,043	$-

Units sold		22,909	-
Units redeemed		(1,974)	-
Net increase (decrease)		20,935	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,935	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,532
Cost of units redeemed/account charges			(3,927)
Net investment income (loss)			183
Net realized gain (loss)			(42)
Realized gain distributions			5,152
Net change in unrealized appreciation (depreciation)			(7,855)
Net assets			$39,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	21	$39	1.25%	11.3%	12/31/2024	$1.91	0	$0	1.00%	11.6%	12/31/2024	$1.95	0	$0	0.75%	11.9%
12/31/2023	1.68	0	0	1.25%	11.3%	12/31/2023	1.71	0	0	1.00%	11.6%	12/31/2023	1.74	0	0	0.75%	11.9%
12/31/2022	1.50	0	0	1.25%	-16.2%	12/31/2022	1.53	0	0	1.00%	-16.0%	12/31/2022	1.56	0	0	0.75%	-15.8%
12/31/2021	1.80	0	0	1.25%	29.9%	12/31/2021	1.82	0	0	1.00%	30.2%	12/31/2021	1.85	0	0	0.75%	30.5%
12/31/2020	1.38	0	0	1.25%	8.5%	12/31/2020	1.40	0	0	1.00%	8.8%	12/31/2020	1.42	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	0	$0	0.50%	12.2%	12/31/2024	$2.03	0	$0	0.25%	12.5%	12/31/2024	$2.08	0	$0	0.00%	12.7%
12/31/2023	1.77	0	0	0.50%	12.1%	12/31/2023	1.81	0	0	0.25%	12.4%	12/31/2023	1.84	0	0	0.00%	12.7%
12/31/2022	1.58	0	0	0.50%	-15.6%	12/31/2022	1.61	0	0	0.25%	-15.4%	12/31/2022	1.63	0	0	0.00%	-15.2%
12/31/2021	1.87	0	0	0.50%	30.8%	12/31/2021	1.90	0	0	0.25%	31.2%	12/31/2021	1.93	0	0	0.00%	31.5%
12/31/2020	1.43	0	0	0.50%	9.3%	12/31/2020	1.45	0	0	0.25%	9.6%	12/31/2020	1.47	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional 3 Class - 06-CWF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,742	$121,609	4,237
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$93,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,725	72,314	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$93,725	72,314

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,720
Mortality & expense charges			(918)
Net investment income (loss)			1,802

Gain (loss) on investments:
Net realized gain (loss)			(192)
Realized gain distributions			7,134
Net change in unrealized appreciation (depreciation)			(15,136)
Net gain (loss)			(8,194)

Increase (decrease) in net assets from operations			$(6,392)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,802	$(666)
Net realized gain (loss)		(192)	(295)
Realized gain distributions		7,134	-
Net change in unrealized appreciation (depreciation)		(15,136)	9,750

Increase (decrease) in net assets from operations		(6,392)	8,789

Contract owner transactions:
Proceeds from units sold		38,484	9,249
Cost of units redeemed		(8)	-
Account charges		(390)	(295)
Increase (decrease)		38,086	8,954
Net increase (decrease)		31,694	17,743
Net assets, beginning		62,031	44,288
Net assets, ending		$93,725	$62,031

Units sold		27,578	7,238
Units redeemed		(284)	(227)
Net increase (decrease)		27,294	7,011
Units outstanding, beginning		45,020	38,009
Units outstanding, ending		72,314	45,020

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$148,949
Cost of units redeemed/account charges			(42,342)
Net investment income (loss)			972
Net realized gain (loss)			(807)
Realized gain distributions			14,820
Net change in unrealized appreciation (depreciation)			(27,867)
Net assets			$93,725

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	72	$94	1.25%	-5.9%	12/31/2024	$1.32	0	$0	1.00%	-5.7%	12/31/2024	$1.35	0	$0	0.75%	-5.5%
12/31/2023	1.38	45	62	1.25%	18.3%	12/31/2023	1.40	0	0	1.00%	18.5%	12/31/2023	1.43	0	0	0.75%	18.8%
12/31/2022	1.17	38	44	1.25%	-34.4%	12/31/2022	1.18	0	0	1.00%	-34.2%	12/31/2022	1.20	0	0	0.75%	-34.1%
12/31/2021	1.78	30	53	1.25%	11.6%	12/31/2021	1.80	0	0	1.00%	11.9%	12/31/2021	1.82	0	0	0.75%	12.2%
12/31/2020	1.59	0	0	1.25%	13.7%	12/31/2020	1.61	0	0	1.00%	14.0%	12/31/2020	1.62	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	-5.2%	12/31/2024	$1.40	0	$0	0.25%	-5.0%	12/31/2024	$1.43	0	$0	0.00%	-4.7%
12/31/2023	1.45	0	0	0.50%	19.1%	12/31/2023	1.48	0	0	0.25%	19.4%	12/31/2023	1.50	0	0	0.00%	19.7%
12/31/2022	1.22	0	0	0.50%	-33.9%	12/31/2022	1.24	0	0	0.25%	-33.7%	12/31/2022	1.26	0	0	0.00%	-33.6%
12/31/2021	1.85	0	0	0.50%	12.4%	12/31/2021	1.87	0	0	0.25%	12.7%	12/31/2021	1.89	0	0	0.00%	13.0%
12/31/2020	1.64	0	0	0.50%	14.5%	12/31/2020	1.66	0	0	0.25%	14.8%	12/31/2020	1.67	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	0.0%
2022	0.0%
2021	3.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$297,664	$308,943	31,518
Receivables: investments sold	186
Payables: investments purchased	-
Net assets	$297,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$297,850	266,721	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$297,850	266,721

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,138
Mortality & expense charges			(3,543)
Net investment income (loss)			12,595

Gain (loss) on investments:
Net realized gain (loss)			(2,659)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,817
Net gain (loss)			1,158

Increase (decrease) in net assets from operations			$13,753

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,595	$9,893
Net realized gain (loss)		(2,659)	(15,215)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,817	26,924

Increase (decrease) in net assets from operations		13,753	21,602

Contract owner transactions:
Proceeds from units sold		55,848	131,017
Cost of units redeemed		(28,308)	(88,768)
Account charges		(426)	(107)
Increase (decrease)		27,114	42,142
Net increase (decrease)		40,867	63,744
Net assets, beginning		256,983	193,239
Net assets, ending		$297,850	$256,983

Units sold		60,162	134,828
Units redeemed		(35,030)	(92,022)
Net increase (decrease)		25,132	42,806
Units outstanding, beginning		241,589	198,783
Units outstanding, ending		266,721	241,589

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$686,262
Cost of units redeemed/account charges			(392,768)
Net investment income (loss)			55,791
Net realized gain (loss)			(40,156)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,279)
Net assets			$297,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	267	$298	1.25%	5.0%	12/31/2024	$1.14	0	$0	1.00%	5.2%	12/31/2024	$1.16	0	$0	0.75%	5.5%
12/31/2023	1.06	242	257	1.25%	9.4%	12/31/2023	1.08	0	0	1.00%	9.7%	12/31/2023	1.10	0	0	0.75%	10.0%
12/31/2022	0.97	199	193	1.25%	-16.8%	12/31/2022	0.99	0	0	1.00%	-16.5%	12/31/2022	1.00	0	0	0.75%	-16.3%
12/31/2021	1.17	226	264	1.25%	-3.4%	12/31/2021	1.18	0	0	1.00%	-3.2%	12/31/2021	1.20	0	0	0.75%	-3.0%
12/31/2020	1.21	201	244	1.25%	6.5%	12/31/2020	1.22	0	0	1.00%	6.8%	12/31/2020	1.23	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	5.8%	12/31/2024	$1.21	0	$0	0.25%	6.0%	12/31/2024	$1.24	0	$0	0.00%	6.3%
12/31/2023	1.12	0	0	0.50%	10.2%	12/31/2023	1.14	0	0	0.25%	10.5%	12/31/2023	1.16	0	0	0.00%	10.8%
12/31/2022	1.02	0	0	0.50%	-16.1%	12/31/2022	1.03	0	0	0.25%	-15.9%	12/31/2022	1.05	0	0	0.00%	-15.7%
12/31/2021	1.21	0	0	0.50%	-2.7%	12/31/2021	1.23	0	0	0.25%	-2.5%	12/31/2021	1.24	0	0	0.00%	-2.2%
12/31/2020	1.25	0	0	0.50%	7.3%	12/31/2020	1.26	0	0	0.25%	7.6%	12/31/2020	1.27	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%
2023	5.7%
2022	4.2%
2021	3.5%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund A Class - 06-FTM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,392	$56,843	5,708
Receivables: investments sold	542
Payables: investments purchased	-
Net assets	$59,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,934	45,436	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$59,934	45,436

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,916
Mortality & expense charges			(728)
Net investment income (loss)			2,188

Gain (loss) on investments:
Net realized gain (loss)			757
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,360)
Net gain (loss)			(603)

Increase (decrease) in net assets from operations			$1,585

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,188	$1,373
Net realized gain (loss)		757	(355)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,360)	5,621

Increase (decrease) in net assets from operations		1,585	6,639

Contract owner transactions:
Proceeds from units sold		13,134	8,613
Cost of units redeemed		(10,850)	(7,661)
Account charges		(3)	(3)
Increase (decrease)		2,281	949
Net increase (decrease)		3,866	7,588
Net assets, beginning		56,068	48,480
Net assets, ending		$59,934	$56,068

Units sold		10,110	7,237
Units redeemed		(8,535)	(6,767)
Net increase (decrease)		1,575	470
Units outstanding, beginning		43,861	43,391
Units outstanding, ending		45,436	43,861

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$257,990
Cost of units redeemed/account charges			(239,015)
Net investment income (loss)			9,107
Net realized gain (loss)			27,434
Realized gain distributions			1,869
Net change in unrealized appreciation (depreciation)			2,549
Net assets			$59,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	45	$60	1.25%	3.2%	12/31/2024	$1.34	0	$0	1.00%	3.5%	12/31/2024	$1.37	0	$0	0.75%	3.7%
12/31/2023	1.28	44	56	1.25%	14.4%	12/31/2023	1.30	0	0	1.00%	14.7%	12/31/2023	1.32	0	0	0.75%	15.0%
12/31/2022	1.12	43	48	1.25%	-7.4%	12/31/2022	1.13	0	0	1.00%	-7.2%	12/31/2022	1.15	0	0	0.75%	-7.0%
12/31/2021	1.21	83	100	1.25%	9.2%	12/31/2021	1.22	0	0	1.00%	9.5%	12/31/2021	1.23	0	0	0.75%	9.8%
12/31/2020	1.10	49	54	1.25%	-1.6%	12/31/2020	1.11	0	0	1.00%	-1.4%	12/31/2020	1.12	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	4.0%	12/31/2024	$1.42	0	$0	0.25%	4.2%	12/31/2024	$1.45	0	$0	0.00%	4.5%
12/31/2023	1.34	0	0	0.50%	15.3%	12/31/2023	1.36	0	0	0.25%	15.6%	12/31/2023	1.39	0	0	0.00%	15.8%
12/31/2022	1.16	0	0	0.50%	-6.7%	12/31/2022	1.18	0	0	0.25%	-6.5%	12/31/2022	1.20	0	0	0.00%	-6.3%
12/31/2021	1.25	0	0	0.50%	10.1%	12/31/2021	1.26	0	0	0.25%	10.3%	12/31/2021	1.28	0	0	0.00%	10.6%
12/31/2020	1.13	0	0	0.50%	-0.9%	12/31/2020	1.14	0	0	0.25%	-0.6%	12/31/2020	1.15	88	101	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	3.8%
2022	0.4%
2021	2.0%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Institutional 3 Class - 06-FTP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,898,202	$19,758,760	1,922,189
Receivables: investments sold	227,126
Payables: investments purchased	-
Net assets	$20,125,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,125,328	14,825,910	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$20,125,328	14,825,910

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,085,246
Mortality & expense charges			(256,714)
Net investment income (loss)			828,532

Gain (loss) on investments:
Net realized gain (loss)			67,639
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(461,583)
Net gain (loss)			(393,944)

Increase (decrease) in net assets from operations			$434,588

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$828,532	$683,612
Net realized gain (loss)		67,639	(263,672)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(461,583)	2,707,451

Increase (decrease) in net assets from operations		434,588	3,127,391

Contract owner transactions:
Proceeds from units sold		4,472,208	4,497,539
Cost of units redeemed		(9,092,684)	(4,201,934)
Account charges		(63,915)	(67,764)
Increase (decrease)		(4,684,391)	227,841
Net increase (decrease)		(4,249,803)	3,355,232
Net assets, beginning		24,375,131	21,019,899
Net assets, ending		$20,125,328	$24,375,131

Units sold		3,862,492	3,794,953
Units redeemed		(7,639,959)	(3,622,760)
Net increase (decrease)		(3,777,467)	172,193
Units outstanding, beginning		18,603,377	18,431,184
Units outstanding, ending		14,825,910	18,603,377

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,390,800
Cost of units redeemed/account charges			(21,437,976)
Net investment income (loss)			1,988,437
Net realized gain (loss)			(324,347)
Realized gain distributions			368,972
Net change in unrealized appreciation (depreciation)			139,442
Net assets			$20,125,328

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	14,826	$20,125	1.25%	3.6%	12/31/2024	$1.38	0	$0	1.00%	3.9%	12/31/2024	$1.41	0	$0	0.75%	4.1%
12/31/2023	1.31	18,603	24,375	1.25%	14.9%	12/31/2023	1.33	0	0	1.00%	15.2%	12/31/2023	1.35	0	0	0.75%	15.5%
12/31/2022	1.14	18,431	21,020	1.25%	-7.0%	12/31/2022	1.16	0	0	1.00%	-6.8%	12/31/2022	1.17	0	0	0.75%	-6.6%
12/31/2021	1.23	17,672	21,683	1.25%	9.6%	12/31/2021	1.24	0	0	1.00%	9.9%	12/31/2021	1.26	0	0	0.75%	10.1%
12/31/2020	1.12	1,339	1,499	1.25%	-1.3%	12/31/2020	1.13	0	0	1.00%	-1.1%	12/31/2020	1.14	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	4.4%	12/31/2024	$1.46	0	$0	0.25%	4.6%	12/31/2024	$1.49	0	$0	0.00%	4.9%
12/31/2023	1.38	0	0	0.50%	15.8%	12/31/2023	1.40	0	0	0.25%	16.0%	12/31/2023	1.42	0	0	0.00%	16.3%
12/31/2022	1.19	0	0	0.50%	-6.4%	12/31/2022	1.21	0	0	0.25%	-6.1%	12/31/2022	1.22	0	0	0.00%	-5.9%
12/31/2021	1.27	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.30	0	0	0.00%	11.0%
12/31/2020	1.15	0	0	0.50%	-0.6%	12/31/2020	1.16	0	0	0.25%	-0.3%	12/31/2020	1.17	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	4.3%
2022	1.0%
2021	4.7%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,754,654	$2,447,835	18,655
Receivables: investments sold	353
Payables: investments purchased	-
Net assets	$2,755,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,755,007	757,438	$3.64
Band 100	-	-	3.71
Band 75	-	-	3.78
Band 50	-	-	3.85
Band 25	-	-	3.92
Band 0	-	-	4.00
Total	$2,755,007	757,438

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(32,413)
Net investment income (loss)			(32,413)

Gain (loss) on investments:
Net realized gain (loss)			40,719
Realized gain distributions			311,662
Net change in unrealized appreciation (depreciation)			221,077
Net gain (loss)			573,458

Increase (decrease) in net assets from operations			$541,045

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,413)	$(26,599)
Net realized gain (loss)		40,719	(23,413)
Realized gain distributions		311,662	113,719
Net change in unrealized appreciation (depreciation)		221,077	682,082

Increase (decrease) in net assets from operations		541,045	745,789

Contract owner transactions:
Proceeds from units sold		726,827	670,348
Cost of units redeemed		(1,105,647)	(311,309)
Account charges		(2,154)	(391)
Increase (decrease)		(380,974)	358,648
Net increase (decrease)		160,071	1,104,437
Net assets, beginning		2,594,936	1,490,499
Net assets, ending		$2,755,007	$2,594,936

Units sold		230,402	308,238
Units redeemed		(369,227)	(147,776)
Net increase (decrease)		(138,825)	160,462
Units outstanding, beginning		896,263	735,801
Units outstanding, ending		757,438	896,263

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,956,094
Cost of units redeemed/account charges			(2,503,241)
Net investment income (loss)			(110,573)
Net realized gain (loss)			155,338
Realized gain distributions			950,570
Net change in unrealized appreciation (depreciation)			306,819
Net assets			$2,755,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.64	757	$2,755	1.25%	25.6%	12/31/2024	$3.71	0	$0	1.00%	25.9%	12/31/2024	$3.78	0	$0	0.75%	26.3%
12/31/2023	2.90	896	2,595	1.25%	42.9%	12/31/2023	2.94	0	0	1.00%	43.3%	12/31/2023	2.99	0	0	0.75%	43.6%
12/31/2022	2.03	736	1,490	1.25%	-31.9%	12/31/2022	2.05	0	0	1.00%	-31.7%	12/31/2022	2.08	0	0	0.75%	-31.5%
12/31/2021	2.97	734	2,181	1.25%	37.7%	12/31/2021	3.01	0	0	1.00%	38.0%	12/31/2021	3.04	0	0	0.75%	38.4%
12/31/2020	2.16	296	639	1.25%	43.0%	12/31/2020	2.18	0	0	1.00%	43.3%	12/31/2020	2.20	0	0	0.75%	43.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.85	0	$0	0.50%	26.6%	12/31/2024	$3.92	0	$0	0.25%	26.9%	12/31/2024	$4.00	0	$0	0.00%	27.2%
12/31/2023	3.04	0	0	0.50%	44.0%	12/31/2023	3.09	0	0	0.25%	44.4%	12/31/2023	3.14	0	0	0.00%	44.7%
12/31/2022	2.11	0	0	0.50%	-31.4%	12/31/2022	2.14	0	0	0.25%	-31.2%	12/31/2022	2.17	0	0	0.00%	-31.0%
12/31/2021	3.08	0	0	0.50%	38.7%	12/31/2021	3.11	0	0	0.25%	39.1%	12/31/2021	3.15	0	0	0.00%	39.4%
12/31/2020	2.22	0	0	0.50%	44.1%	12/31/2020	2.24	0	0	0.25%	44.4%	12/31/2020	2.26	0	0	0.00%	44.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Institutional 3 Class - 06-FTT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$234,349	$254,570	13,473
Receivables: investments sold	362
Payables: investments purchased	-
Net assets	$234,711

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,711	62,264	$3.77
Band 100	-	-	3.84
Band 75	-	-	3.91
Band 50	-	-	3.99
Band 25	-	-	4.06
Band 0	-	-	4.14
Total	$234,711	62,264

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,615
Mortality & expense charges			(2,544)
Net investment income (loss)			6,071

Gain (loss) on investments:
Net realized gain (loss)			(8,449)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,114
Net gain (loss)			(5,335)

Increase (decrease) in net assets from operations			$736

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,071	$6,059
Net realized gain (loss)		(8,449)	(13,676)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,114	14,967

Increase (decrease) in net assets from operations		736	7,350

Contract owner transactions:
Proceeds from units sold		71,330	113,688
Cost of units redeemed		(64,598)	(55,602)
Account charges		(765)	(852)
Increase (decrease)		5,967	57,234
Net increase (decrease)		6,703	64,584
Net assets, beginning		228,008	163,424
Net assets, ending		$234,711	$228,008

Units sold		18,975	31,327
Units redeemed		(17,580)	(15,454)
Net increase (decrease)		1,395	15,873
Units outstanding, beginning		60,869	44,996
Units outstanding, ending		62,264	60,869

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,560,847
Cost of units redeemed/account charges			(1,333,627)
Net investment income (loss)			34,183
Net realized gain (loss)			(8,554)
Realized gain distributions			2,083
Net change in unrealized appreciation (depreciation)			(20,221)
Net assets			$234,711

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.77	62	$235	1.25%	0.6%	12/31/2024	$3.84	0	$0	1.00%	0.9%	12/31/2024	$3.91	0	$0	0.75%	1.1%
12/31/2023	3.75	61	228	1.25%	3.1%	12/31/2023	3.81	0	0	1.00%	3.4%	12/31/2023	3.87	0	0	0.75%	3.7%
12/31/2022	3.63	45	163	1.25%	-17.8%	12/31/2022	3.68	0	0	1.00%	-17.6%	12/31/2022	3.73	0	0	0.75%	-17.4%
12/31/2021	4.42	47	208	1.25%	-1.0%	12/31/2021	4.47	0	0	1.00%	-0.8%	12/31/2021	4.52	0	0	0.75%	-0.5%
12/31/2020	4.47	41	183	1.25%	4.8%	12/31/2020	4.51	0	0	1.00%	5.1%	12/31/2020	4.54	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.99	0	$0	0.50%	1.4%	12/31/2024	$4.06	0	$0	0.25%	1.7%	12/31/2024	$4.14	0	$0	0.00%	1.9%
12/31/2023	3.93	0	0	0.50%	3.9%	12/31/2023	4.00	0	0	0.25%	4.2%	12/31/2023	4.06	0	0	0.00%	4.4%
12/31/2022	3.79	0	0	0.50%	-17.2%	12/31/2022	3.84	0	0	0.25%	-17.0%	12/31/2022	3.89	0	0	0.00%	-16.8%
12/31/2021	4.57	0	0	0.50%	-0.3%	12/31/2021	4.62	0	0	0.25%	0.0%	12/31/2021	4.68	0	0	0.00%	0.2%
12/31/2020	4.58	0	0	0.50%	5.6%	12/31/2020	4.63	0	0	0.25%	5.9%	12/31/2020	4.67	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	4.5%
2022	2.9%
2021	2.4%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Institutional 3 Class - 06-46K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,836,223	$2,682,890	76,669
Receivables: investments sold	-
Payables: investments purchased	(38,559)
Net assets	$2,797,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,797,664	1,326,257	$2.11
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$2,797,664	1,326,257

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,875
Mortality & expense charges			(24,231)
Net investment income (loss)			(6,356)

Gain (loss) on investments:
Net realized gain (loss)			45,377
Realized gain distributions			227,756
Net change in unrealized appreciation (depreciation)			80,464
Net gain (loss)			353,597

Increase (decrease) in net assets from operations			$347,241

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,356)	$(2,996)
Net realized gain (loss)		45,377	(24,307)
Realized gain distributions		227,756	33,730
Net change in unrealized appreciation (depreciation)		80,464	204,526

Increase (decrease) in net assets from operations		347,241	210,953

Contract owner transactions:
Proceeds from units sold		1,409,646	1,370,594
Cost of units redeemed		(304,078)	(1,103,676)
Account charges		(704)	(249)
Increase (decrease)		1,104,864	266,669
Net increase (decrease)		1,452,105	477,622
Net assets, beginning		1,345,559	867,937
Net assets, ending		$2,797,664	$1,345,559

Units sold		703,408	865,737
Units redeemed		(155,147)	(743,030)
Net increase (decrease)		548,261	122,707
Units outstanding, beginning		777,996	655,289
Units outstanding, ending		1,326,257	777,996

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,700,953
Cost of units redeemed/account charges			(1,409,631)
Net investment income (loss)			(4,889)
Net realized gain (loss)			21,100
Realized gain distributions			336,798
Net change in unrealized appreciation (depreciation)			153,333
Net assets			$2,797,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	1,326	$2,798	1.25%	22.0%	12/31/2024	$2.14	0	$0	1.00%	22.3%	12/31/2024	$2.17	0	$0	0.75%	22.6%
12/31/2023	1.73	778	1,346	1.25%	30.6%	12/31/2023	1.75	0	0	1.00%	30.9%	12/31/2023	1.77	0	0	0.75%	31.2%
12/31/2022	1.32	655	868	1.25%	-19.5%	12/31/2022	1.34	0	0	1.00%	-19.3%	12/31/2022	1.35	0	0	0.75%	-19.1%
12/31/2021	1.64	0	0	1.25%	22.9%	12/31/2021	1.65	0	0	1.00%	23.2%	12/31/2021	1.66	0	0	0.75%	23.5%
12/31/2020	1.34	0	0	1.25%	20.9%	12/31/2020	1.34	0	0	1.00%	21.2%	12/31/2020	1.35	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	0	$0	0.50%	22.9%	12/31/2024	$2.23	0	$0	0.25%	23.2%	12/31/2024	$2.26	0	$0	0.00%	23.5%
12/31/2023	1.79	0	0	0.50%	31.6%	12/31/2023	1.81	0	0	0.25%	31.9%	12/31/2023	1.83	0	0	0.00%	32.2%
12/31/2022	1.36	0	0	0.50%	-18.9%	12/31/2022	1.37	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.4%
12/31/2021	1.67	0	0	0.50%	23.8%	12/31/2021	1.68	0	0	0.25%	24.1%	12/31/2021	1.69	0	0	0.00%	24.4%
12/31/2020	1.35	0	0	0.50%	21.8%	12/31/2020	1.36	0	0	0.25%	22.1%	12/31/2020	1.36	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.8%
2022	1.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income I3 Class - 06-4FK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,233,688	$13,144,529	423,763
Receivables: investments sold	59,838
Payables: investments purchased	-
Net assets	$14,293,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,293,526	8,639,067	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$14,293,526	8,639,067

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$259,659
Mortality & expense charges			(173,565)
Net investment income (loss)			86,094

Gain (loss) on investments:
Net realized gain (loss)			182,090
Realized gain distributions			561,933
Net change in unrealized appreciation (depreciation)			919,198
Net gain (loss)			1,663,221

Increase (decrease) in net assets from operations			$1,749,315

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86,094	$102,596
Net realized gain (loss)		182,090	(77,297)
Realized gain distributions		561,933	358,970
Net change in unrealized appreciation (depreciation)		919,198	754,933

Increase (decrease) in net assets from operations		1,749,315	1,139,202

Contract owner transactions:
Proceeds from units sold		6,248,366	6,337,461
Cost of units redeemed		(6,353,547)	(7,829,072)
Account charges		(21,168)	(18,456)
Increase (decrease)		(126,349)	(1,510,067)
Net increase (decrease)		1,622,966	(370,865)
Net assets, beginning		12,670,560	13,041,425
Net assets, ending		$14,293,526	$12,670,560

Units sold		3,939,918	4,698,711
Units redeemed		(4,011,457)	(5,780,979)
Net increase (decrease)		(71,539)	(1,082,268)
Units outstanding, beginning		8,710,606	9,792,874
Units outstanding, ending		8,639,067	8,710,606

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$46,191,453
Cost of units redeemed/account charges			(33,225,226)
Net investment income (loss)			339,619
Net realized gain (loss)			(1,317,171)
Realized gain distributions			1,215,692
Net change in unrealized appreciation (depreciation)			1,089,159
Net assets			$14,293,526

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	8,639	$14,294	1.25%	13.7%	12/31/2024	$1.68	0	$0	1.00%	14.0%	12/31/2024	$1.70	0	$0	0.75%	14.3%
12/31/2023	1.45	8,711	12,671	1.25%	9.2%	12/31/2023	1.47	0	0	1.00%	9.5%	12/31/2023	1.49	0	0	0.75%	9.8%
12/31/2022	1.33	9,793	13,041	1.25%	-6.0%	12/31/2022	1.34	0	0	1.00%	-5.8%	12/31/2022	1.35	0	0	0.75%	-5.6%
12/31/2021	1.42	2,800	3,969	1.25%	24.9%	12/31/2021	1.43	0	0	1.00%	25.2%	12/31/2021	1.43	0	0	0.75%	25.5%
12/31/2020	1.13	2	2	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.14	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	14.6%	12/31/2024	$1.74	0	$0	0.25%	14.9%	12/31/2024	$1.77	0	$0	0.00%	15.2%
12/31/2023	1.50	0	0	0.50%	10.0%	12/31/2023	1.52	0	0	0.25%	10.3%	12/31/2023	1.53	0	0	0.00%	10.6%
12/31/2022	1.36	0	0	0.50%	-5.3%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.44	0	0	0.50%	25.8%	12/31/2021	1.45	0	0	0.25%	26.1%	12/31/2021	1.46	0	0	0.00%	26.5%
12/31/2020	1.15	0	0	0.50%	7.4%	12/31/2020	1.15	0	0	0.25%	7.6%	12/31/2020	1.15	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.1%
2022	4.3%
2021	1.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Gr Institutional 3 Class - 06-4GF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$498,444	$469,512	47,040
Receivables: investments sold	656
Payables: investments purchased	-
Net assets	$499,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$499,100	308,680	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$499,100	308,680

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,129)
Net investment income (loss)			(7,129)

Gain (loss) on investments:
Net realized gain (loss)			37,527
Realized gain distributions			75,347
Net change in unrealized appreciation (depreciation)			(23,474)
Net gain (loss)			89,400

Increase (decrease) in net assets from operations			$82,271

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,129)	$(1,465)
Net realized gain (loss)		37,527	949
Realized gain distributions		75,347	32,166
Net change in unrealized appreciation (depreciation)		(23,474)	51,789

Increase (decrease) in net assets from operations		82,271	83,439

Contract owner transactions:
Proceeds from units sold		71,720	509,609
Cost of units redeemed		(220,337)	(38,534)
Account charges		(269)	(137)
Increase (decrease)		(148,886)	470,938
Net increase (decrease)		(66,615)	554,377
Net assets, beginning		565,715	11,338
Net assets, ending		$499,100	$565,715

Units sold		46,541	417,787
Units redeemed		(139,108)	(27,629)
Net increase (decrease)		(92,567)	390,158
Units outstanding, beginning		401,247	11,089
Units outstanding, ending		308,680	401,247

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$592,076
Cost of units redeemed/account charges			(259,277)
Net investment income (loss)			(8,621)
Net realized gain (loss)			38,477
Realized gain distributions			107,513
Net change in unrealized appreciation (depreciation)			28,932
Net assets			$499,100

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	309	$499	1.25%	14.7%	12/31/2024	$1.64	0	$0	1.00%	15.0%	12/31/2024	$1.66	0	$0	0.75%	15.3%
12/31/2023	1.41	401	566	1.25%	37.9%	12/31/2023	1.42	0	0	1.00%	38.2%	12/31/2023	1.44	0	0	0.75%	38.6%
12/31/2022	1.02	11	11	1.25%	-32.8%	12/31/2022	1.03	0	0	1.00%	-32.6%	12/31/2022	1.04	0	0	0.75%	-32.5%
12/31/2021	1.52	0	0	1.25%	8.0%	12/31/2021	1.53	0	0	1.00%	8.2%	12/31/2021	1.54	0	0	0.75%	8.5%
12/31/2020	1.41	0	0	1.25%	40.9%	12/31/2020	1.41	0	0	1.00%	41.2%	12/31/2020	1.42	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	15.5%	12/31/2024	$1.70	0	$0	0.25%	15.8%	12/31/2024	$1.72	0	$0	0.00%	16.1%
12/31/2023	1.45	0	0	0.50%	38.9%	12/31/2023	1.47	0	0	0.25%	39.3%	12/31/2023	1.48	0	0	0.00%	39.6%
12/31/2022	1.05	0	0	0.50%	-32.3%	12/31/2022	1.05	0	0	0.25%	-32.1%	12/31/2022	1.06	0	0	0.00%	-31.9%
12/31/2021	1.54	0	0	0.50%	8.8%	12/31/2021	1.55	0	0	0.25%	9.1%	12/31/2021	1.56	0	0	0.00%	9.3%
12/31/2020	1.42	0	0	0.50%	41.9%	12/31/2020	1.42	0	0	0.25%	42.2%	12/31/2020	1.43	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Val Institutional 3 Class - 06-4GG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$396,737	$400,143	11,189
Receivables: investments sold	250
Payables: investments purchased	-
Net assets	$396,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$396,987	262,669	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$396,987	262,669

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,635
Mortality & expense charges			(2,512)
Net investment income (loss)			5,123

Gain (loss) on investments:
Net realized gain (loss)			2,427
Realized gain distributions			6,078
Net change in unrealized appreciation (depreciation)			(3,416)
Net gain (loss)			5,089

Increase (decrease) in net assets from operations			$10,212

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,123	$9
Net realized gain (loss)		2,427	-
Realized gain distributions		6,078	6
Net change in unrealized appreciation (depreciation)		(3,416)	10

Increase (decrease) in net assets from operations		10,212	25

Contract owner transactions:
Proceeds from units sold		450,603	397
Cost of units redeemed		(64,171)	(14)
Account charges		(65)	-
Increase (decrease)		386,367	383
Net increase (decrease)		396,579	408
Net assets, beginning		408	-
Net assets, ending		$396,987	$408

Units sold		304,352	311
Units redeemed		(41,984)	(10)
Net increase (decrease)		262,368	301
Units outstanding, beginning		301	-
Units outstanding, ending		262,669	301

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$451,000
Cost of units redeemed/account charges			(64,250)
Net investment income (loss)			5,132
Net realized gain (loss)			2,427
Realized gain distributions			6,084
Net change in unrealized appreciation (depreciation)			(3,406)
Net assets			$396,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	263	$397	1.25%	11.6%	12/31/2024	$1.53	0	$0	1.00%	11.8%	12/31/2024	$1.55	0	$0	0.75%	12.1%
12/31/2023	1.35	0	0	1.25%	4.6%	12/31/2023	1.37	0	0	1.00%	4.9%	12/31/2023	1.38	0	0	0.75%	5.1%
12/31/2022	1.29	0	0	1.25%	-1.9%	12/31/2022	1.30	0	0	1.00%	-1.7%	12/31/2022	1.31	0	0	0.75%	-1.4%
12/31/2021	1.32	0	0	1.25%	25.2%	12/31/2021	1.33	0	0	1.00%	25.5%	12/31/2021	1.33	0	0	0.75%	25.8%
12/31/2020	1.05	0	0	1.25%	5.5%	12/31/2020	1.06	0	0	1.00%	5.7%	12/31/2020	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	12.4%	12/31/2024	$1.59	0	$0	0.25%	12.7%	12/31/2024	$1.61	0	$0	0.00%	13.0%
12/31/2023	1.40	0	0	0.50%	5.4%	12/31/2023	1.41	0	0	0.25%	5.7%	12/31/2023	1.42	0	0	0.00%	5.9%
12/31/2022	1.32	0	0	0.50%	-1.2%	12/31/2022	1.33	0	0	0.25%	-1.0%	12/31/2022	1.34	0	0	0.00%	-0.7%
12/31/2021	1.34	0	0	0.50%	26.1%	12/31/2021	1.35	0	0	0.25%	26.5%	12/31/2021	1.35	0	0	0.00%	26.8%
12/31/2020	1.06	0	0	0.50%	6.2%	12/31/2020	1.06	0	0	0.25%	6.5%	12/31/2020	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	1.25%	16.0%	12/31/2024	$1.50	0	$0	1.00%	16.3%	12/31/2024	$1.52	0	$0	0.75%	16.6%
12/31/2023	1.28	0	0	1.25%	22.9%	12/31/2023	1.29	0	0	1.00%	23.2%	12/31/2023	1.30	0	0	0.75%	23.5%
12/31/2022	1.04	0	0	1.25%	-29.0%	12/31/2022	1.05	0	0	1.00%	-28.9%	12/31/2022	1.05	0	0	0.75%	-28.7%
12/31/2021	1.47	0	0	1.25%	21.7%	12/31/2021	1.47	0	0	1.00%	22.0%	12/31/2021	1.48	0	0	0.75%	22.4%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.21	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	16.9%	12/31/2024	$1.55	0	$0	0.25%	17.2%	12/31/2024	$1.57	0	$0	0.00%	17.4%
12/31/2023	1.31	0	0	0.50%	23.9%	12/31/2023	1.32	0	0	0.25%	24.2%	12/31/2023	1.34	0	0	0.00%	24.5%
12/31/2022	1.06	0	0	0.50%	-28.5%	12/31/2022	1.07	0	0	0.25%	-28.3%	12/31/2022	1.07	0	0	0.00%	-28.1%
12/31/2021	1.48	0	0	0.50%	22.7%	12/31/2021	1.49	0	0	0.25%	23.0%	12/31/2021	1.49	0	0	0.00%	23.3%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	21.0%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv A Class - 06-66K (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	11.6%	12/31/2024	$1.05	0	$0	1.00%	11.9%	12/31/2024	$1.06	0	$0	0.75%	12.1%
12/31/2023	0.94	0	0	1.25%	16.0%	12/31/2023	0.94	0	0	1.00%	16.3%	12/31/2023	0.95	0	0	0.75%	16.6%
12/31/2022	0.81	0	0	1.25%	-19.1%	12/31/2022	0.81	0	0	1.00%	-18.9%	12/31/2022	0.81	0	0	0.75%	-18.7%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	12.4%	12/31/2024	$1.08	0	$0	0.25%	12.7%	12/31/2024	$1.09	0	$0	0.00%	13.0%
12/31/2023	0.95	0	0	0.50%	16.9%	12/31/2023	0.96	0	0	0.25%	17.2%	12/31/2023	0.96	0	0	0.00%	17.5%
12/31/2022	0.81	0	0	0.50%	-18.5%	12/31/2022	0.82	0	0	0.25%	-18.3%	12/31/2022	0.82	0	0	0.00%	-18.1%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$738,529	$751,692	64,953
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$738,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$738,520	700,404	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$738,520	700,404

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,439
Mortality & expense charges			(8,874)
Net investment income (loss)			7,565

Gain (loss) on investments:
Net realized gain (loss)			(315)
Realized gain distributions			33,087
Net change in unrealized appreciation (depreciation)			37,561
Net gain (loss)			70,333

Increase (decrease) in net assets from operations			$77,898

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,565	$7,593
Net realized gain (loss)		(315)	(71,134)
Realized gain distributions		33,087	15,600
Net change in unrealized appreciation (depreciation)		37,561	150,658

Increase (decrease) in net assets from operations		77,898	102,717

Contract owner transactions:
Proceeds from units sold		9,860	16,082
Cost of units redeemed		(3,488)	(378,269)
Account charges		(40)	(80)
Increase (decrease)		6,332	(362,267)
Net increase (decrease)		84,230	(259,550)
Net assets, beginning		654,290	913,840
Net assets, ending		$738,520	$654,290

Units sold		10,304	20,021
Units redeemed		(4,338)	(454,773)
Net increase (decrease)		5,966	(434,752)
Units outstanding, beginning		694,438	1,129,190
Units outstanding, ending		700,404	694,438

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,253,572
Cost of units redeemed/account charges			(510,661)
Net investment income (loss)			20,050
Net realized gain (loss)			(102,027)
Realized gain distributions			90,749
Net change in unrealized appreciation (depreciation)			(13,163)
Net assets			$738,520

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	700	$739	1.25%	11.9%	12/31/2024	$1.06	0	$0	1.00%	12.2%	12/31/2024	$1.07	0	$0	0.75%	12.5%
12/31/2023	0.94	694	654	1.25%	16.4%	12/31/2023	0.95	0	0	1.00%	16.7%	12/31/2023	0.95	0	0	0.75%	17.0%
12/31/2022	0.81	1,129	914	1.25%	-18.8%	12/31/2022	0.81	0	0	1.00%	-18.6%	12/31/2022	0.81	0	0	0.75%	-18.4%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	12.8%	12/31/2024	$1.09	0	$0	0.25%	13.0%	12/31/2024	$1.10	0	$0	0.00%	13.3%
12/31/2023	0.96	0	0	0.50%	17.3%	12/31/2023	0.96	0	0	0.25%	17.6%	12/31/2023	0.97	0	0	0.00%	17.9%
12/31/2022	0.82	0	0	0.50%	-18.2%	12/31/2022	0.82	0	0	0.25%	-18.0%	12/31/2022	0.82	0	0	0.00%	-17.8%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.1%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv A Class - 06-66N (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	14.0%	12/31/2024	$1.08	0	$0	1.00%	14.3%	12/31/2024	$1.09	0	$0	0.75%	14.6%
12/31/2023	0.94	0	0	1.25%	18.4%	12/31/2023	0.95	0	0	1.00%	18.7%	12/31/2023	0.95	0	0	0.75%	19.0%
12/31/2022	0.80	0	0	1.25%	-20.1%	12/31/2022	0.80	0	0	1.00%	-19.9%	12/31/2022	0.80	0	0	0.75%	-19.7%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	14.9%	12/31/2024	$1.11	0	$0	0.25%	15.1%	12/31/2024	$1.12	0	$0	0.00%	15.4%
12/31/2023	0.96	0	0	0.50%	19.3%	12/31/2023	0.96	0	0	0.25%	19.6%	12/31/2023	0.97	0	0	0.00%	19.9%
12/31/2022	0.80	0	0	0.50%	-19.5%	12/31/2022	0.81	0	0	0.25%	-19.3%	12/31/2022	0.81	0	0	0.00%	-19.1%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv Inst Class - 06-66P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,820	$334,171	29,255
Receivables: investments sold	49
Payables: investments purchased	-
Net assets	$366,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$366,869	337,711	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$366,869	337,711

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,306
Mortality & expense charges			(4,258)
Net investment income (loss)			2,048

Gain (loss) on investments:
Net realized gain (loss)			(54,033)
Realized gain distributions			13,643
Net change in unrealized appreciation (depreciation)			60,916
Net gain (loss)			20,526

Increase (decrease) in net assets from operations			$22,574

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,048	$13,296
Net realized gain (loss)		(54,033)	(183,109)
Realized gain distributions		13,643	56,668
Net change in unrealized appreciation (depreciation)		60,916	397,653

Increase (decrease) in net assets from operations		22,574	284,508

Contract owner transactions:
Proceeds from units sold		63,105	666,384
Cost of units redeemed		(1,174,508)	(1,257,114)
Account charges		-	(1,706)
Increase (decrease)		(1,111,403)	(592,436)
Net increase (decrease)		(1,088,829)	(307,928)
Net assets, beginning		1,455,698	1,763,626
Net assets, ending		$366,869	$1,455,698

Units sold		60,044	791,430
Units redeemed		(1,254,824)	(1,464,930)
Net increase (decrease)		(1,194,780)	(673,500)
Units outstanding, beginning		1,532,491	2,205,991
Units outstanding, ending		337,711	1,532,491

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,972,860
Cost of units redeemed/account charges			(2,571,437)
Net investment income (loss)			20,135
Net realized gain (loss)			(261,572)
Realized gain distributions			174,234
Net change in unrealized appreciation (depreciation)			32,649
Net assets			$366,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	338	$367	1.25%	14.4%	12/31/2024	$1.09	0	$0	1.00%	14.7%	12/31/2024	$1.10	0	$0	0.75%	14.9%
12/31/2023	0.95	1,532	1,456	1.25%	18.8%	12/31/2023	0.95	0	0	1.00%	19.1%	12/31/2023	0.96	0	0	0.75%	19.4%
12/31/2022	0.80	2,206	1,764	1.25%	-19.8%	12/31/2022	0.80	0	0	1.00%	-19.6%	12/31/2022	0.80	0	0	0.75%	-19.4%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	15.2%	12/31/2024	$1.12	0	$0	0.25%	15.5%	12/31/2024	$1.13	0	$0	0.00%	15.8%
12/31/2023	0.97	0	0	0.50%	19.7%	12/31/2023	0.97	0	0	0.25%	20.0%	12/31/2023	0.98	0	0	0.00%	20.3%
12/31/2022	0.81	0	0	0.50%	-19.2%	12/31/2022	0.81	0	0	0.25%	-19.0%	12/31/2022	0.81	0	0	0.00%	-18.8%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	2.1%
2022	3.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv A Class - 06-66C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			(1,171)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,106
Net gain (loss)			(65)

Increase (decrease) in net assets from operations			$(71)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$189
Net realized gain (loss)		(1,171)	(96)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,106	651

Increase (decrease) in net assets from operations		(71)	744

Contract owner transactions:
Proceeds from units sold		(1)	78
Cost of units redeemed		(9,698)	(535)
Account charges		-	-
Increase (decrease)		(9,699)	(457)
Net increase (decrease)		(9,770)	287
Net assets, beginning		9,770	9,483
Net assets, ending		$-	$9,770

Units sold		2	91
Units redeemed		(10,720)	(612)
Net increase (decrease)		(10,718)	(521)
Units outstanding, beginning		10,718	11,239
Units outstanding, ending		-	10,718

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,803
Cost of units redeemed/account charges			(10,875)
Net investment income (loss)			233
Net realized gain (loss)			(1,424)
Realized gain distributions			263
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	4.0%	12/31/2024	$0.96	0	$0	1.00%	4.2%	12/31/2024	$0.96	0	$0	0.75%	4.5%
12/31/2023	0.91	11	10	1.25%	8.0%	12/31/2023	0.92	0	0	1.00%	8.3%	12/31/2023	0.92	0	0	0.75%	8.6%
12/31/2022	0.84	11	9	1.25%	-15.6%	12/31/2022	0.85	0	0	1.00%	-15.4%	12/31/2022	0.85	0	0	0.75%	-15.2%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	4.8%	12/31/2024	$0.98	0	$0	0.25%	5.0%	12/31/2024	$0.99	0	$0	0.00%	5.3%
12/31/2023	0.93	0	0	0.50%	8.8%	12/31/2023	0.93	0	0	0.25%	9.1%	12/31/2023	0.94	0	0	0.00%	9.4%
12/31/2022	0.85	0	0	0.50%	-15.0%	12/31/2022	0.85	0	0	0.25%	-14.8%	12/31/2022	0.86	0	0	0.00%	-14.5%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	3.2%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod A Class - 06-66G (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	8.9%	12/31/2024	$1.02	0	$0	1.00%	9.2%	12/31/2024	$1.02	0	$0	0.75%	9.4%
12/31/2023	0.93	0	0	1.25%	13.4%	12/31/2023	0.93	0	0	1.00%	13.7%	12/31/2023	0.94	0	0	0.75%	13.9%
12/31/2022	0.82	0	0	1.25%	-18.2%	12/31/2022	0.82	0	0	1.00%	-18.0%	12/31/2022	0.82	0	0	0.75%	-17.8%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.2%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	9.7%	12/31/2024	$1.04	0	$0	0.25%	10.0%	12/31/2024	$1.05	0	$0	0.00%	10.3%
12/31/2023	0.94	0	0	0.50%	14.2%	12/31/2023	0.95	0	0	0.25%	14.5%	12/31/2023	0.95	0	0	0.00%	14.8%
12/31/2022	0.82	0	0	0.50%	-17.6%	12/31/2022	0.83	0	0	0.25%	-17.4%	12/31/2022	0.83	0	0	0.00%	-17.2%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	-0.1%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod Inst Class - 06-66J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$919,885	$947,994	90,149
Receivables: investments sold	546
Payables: investments purchased	-
Net assets	$920,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$920,431	904,083	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$920,431	904,083

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,168
Mortality & expense charges			(10,918)
Net investment income (loss)			15,250

Gain (loss) on investments:
Net realized gain (loss)			(1,946)
Realized gain distributions			23,462
Net change in unrealized appreciation (depreciation)			38,283
Net gain (loss)			59,799

Increase (decrease) in net assets from operations			$75,049

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,250	$13,787
Net realized gain (loss)		(1,946)	(20,068)
Realized gain distributions		23,462	13,731
Net change in unrealized appreciation (depreciation)		38,283	94,837

Increase (decrease) in net assets from operations		75,049	102,287

Contract owner transactions:
Proceeds from units sold		76,449	100,971
Cost of units redeemed		(15,856)	(151,197)
Account charges		(32)	(102)
Increase (decrease)		60,561	(50,328)
Net increase (decrease)		135,610	51,959
Net assets, beginning		784,821	732,862
Net assets, ending		$920,431	$784,821

Units sold		98,753	156,119
Units redeemed		(36,541)	(209,729)
Net increase (decrease)		62,212	(53,610)
Units outstanding, beginning		841,871	895,481
Units outstanding, ending		904,083	841,871

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,111,022
Cost of units redeemed/account charges			(232,575)
Net investment income (loss)			35,746
Net realized gain (loss)			(31,155)
Realized gain distributions			65,502
Net change in unrealized appreciation (depreciation)			(28,109)
Net assets			$920,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	904	$920	1.25%	9.2%	12/31/2024	$1.03	0	$0	1.00%	9.5%	12/31/2024	$1.03	0	$0	0.75%	9.8%
12/31/2023	0.93	842	785	1.25%	13.9%	12/31/2023	0.94	0	0	1.00%	14.2%	12/31/2023	0.94	0	0	0.75%	14.5%
12/31/2022	0.82	895	733	1.25%	-18.0%	12/31/2022	0.82	0	0	1.00%	-17.8%	12/31/2022	0.82	0	0	0.75%	-17.6%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	10.0%	12/31/2024	$1.05	0	$0	0.25%	10.3%	12/31/2024	$1.06	0	$0	0.00%	10.6%
12/31/2023	0.95	0	0	0.50%	14.8%	12/31/2023	0.95	0	0	0.25%	15.1%	12/31/2023	0.96	0	0	0.00%	15.3%
12/31/2022	0.83	0	0	0.50%	-17.4%	12/31/2022	0.83	0	0	0.25%	-17.2%	12/31/2022	0.83	0	0	0.00%	-17.0%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	0.0%	12/31/2021	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.1%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Growth A Class - 06-64V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,733	$167,191	7,853
Receivables: investments sold	-
Payables: investments purchased	(496)
Net assets	$184,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,436	155,654	$0.95
Band 100	36,801	38,551	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$184,237	194,205

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,032)
Net investment income (loss)			(2,032)

Gain (loss) on investments:
Net realized gain (loss)			768
Realized gain distributions			24,036
Net change in unrealized appreciation (depreciation)			10,693
Net gain (loss)			35,497

Increase (decrease) in net assets from operations			$33,465

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,032)	$(987)
Net realized gain (loss)		768	(236)
Realized gain distributions		24,036	-
Net change in unrealized appreciation (depreciation)		10,693	18,684

Increase (decrease) in net assets from operations		33,465	17,461

Contract owner transactions:
Proceeds from units sold		3,235	81,764
Cost of units redeemed		(4,776)	(1,871)
Account charges		(45)	(45)
Increase (decrease)		(1,586)	79,848
Net increase (decrease)		31,879	97,309
Net assets, beginning		152,358	55,049
Net assets, ending		$184,237	$152,358

Units sold		4,071	111,266
Units redeemed		(5,696)	(2,724)
Net increase (decrease)		(1,625)	108,542
Units outstanding, beginning		195,830	87,288
Units outstanding, ending		194,205	195,830

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$166,070
Cost of units redeemed/account charges			(17,873)
Net investment income (loss)			(3,687)
Net realized gain (loss)			(1,851)
Realized gain distributions			24,036
Net change in unrealized appreciation (depreciation)			17,542
Net assets			$184,237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	156	$147	1.25%	21.9%	12/31/2024	$0.95	39	$37	1.00%	22.2%	12/31/2024	$0.96	0	$0	0.75%	22.5%
12/31/2023	0.78	157	122	1.25%	23.4%	12/31/2023	0.78	39	30	1.00%	23.7%	12/31/2023	0.79	0	0	0.75%	24.0%
12/31/2022	0.63	47	29	1.25%	-32.3%	12/31/2022	0.63	41	26	1.00%	-32.1%	12/31/2022	0.63	0	0	0.75%	-31.9%
12/31/2021	0.93	0	0	1.25%	-7.0%	12/31/2021	0.93	0	0	1.00%	-7.0%	12/31/2021	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	22.8%	12/31/2024	$0.98	0	$0	0.25%	23.1%	12/31/2024	$0.98	0	$0	0.00%	23.4%
12/31/2023	0.79	0	0	0.50%	24.3%	12/31/2023	0.79	0	0	0.25%	24.6%	12/31/2023	0.80	0	0	0.00%	24.9%
12/31/2022	0.64	0	0	0.50%	-31.8%	12/31/2022	0.64	0	0	0.25%	-31.6%	12/31/2022	0.64	0	0	0.00%	-31.4%
12/31/2021	0.93	0	0	0.50%	-6.9%	12/31/2021	0.93	0	0	0.25%	-6.9%	12/31/2021	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Inst Class - 06-64W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$401,619	$357,285	30,287
Receivables: investments sold	13,023
Payables: investments purchased	-
Net assets	$414,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$414,642	369,732	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$414,642	369,732

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,036
Mortality & expense charges			(5,369)
Net investment income (loss)			(333)

Gain (loss) on investments:
Net realized gain (loss)			22,188
Realized gain distributions			23,755
Net change in unrealized appreciation (depreciation)			4,829
Net gain (loss)			50,772

Increase (decrease) in net assets from operations			$50,439

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(333)	$(55)
Net realized gain (loss)		22,188	2,499
Realized gain distributions		23,755	1,951
Net change in unrealized appreciation (depreciation)		4,829	31,933

Increase (decrease) in net assets from operations		50,439	36,328

Contract owner transactions:
Proceeds from units sold		67,197	81,336
Cost of units redeemed		(107,498)	(117,918)
Account charges		(296)	(263)
Increase (decrease)		(40,597)	(36,845)
Net increase (decrease)		9,842	(517)
Net assets, beginning		404,800	405,317
Net assets, ending		$414,642	$404,800

Units sold		61,651	97,094
Units redeemed		(95,815)	(135,003)
Net increase (decrease)		(34,164)	(37,909)
Units outstanding, beginning		403,896	441,805
Units outstanding, ending		369,732	403,896

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$612,388
Cost of units redeemed/account charges			(296,553)
Net investment income (loss)			(381)
Net realized gain (loss)			22,778
Realized gain distributions			32,076
Net change in unrealized appreciation (depreciation)			44,334
Net assets			$414,642

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	370	$415	1.25%	11.9%	12/31/2024	$1.13	0	$0	1.00%	12.2%	12/31/2024	$1.14	0	$0	0.75%	12.5%
12/31/2023	1.00	404	405	1.25%	9.2%	12/31/2023	1.01	0	0	1.00%	9.5%	12/31/2023	1.01	0	0	0.75%	9.8%
12/31/2022	0.92	442	405	1.25%	-10.1%	12/31/2022	0.92	0	0	1.00%	-9.9%	12/31/2022	0.92	0	0	0.75%	-9.7%
12/31/2021	1.02	0	0	1.25%	2.1%	12/31/2021	1.02	0	0	1.00%	2.1%	12/31/2021	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	12.7%	12/31/2024	$1.16	0	$0	0.25%	13.0%	12/31/2024	$1.17	0	$0	0.00%	13.3%
12/31/2023	1.02	0	0	0.50%	10.1%	12/31/2023	1.02	0	0	0.25%	10.3%	12/31/2023	1.03	0	0	0.00%	10.6%
12/31/2022	0.93	0	0	0.50%	-9.5%	12/31/2022	0.93	0	0	0.25%	-9.2%	12/31/2022	0.93	0	0	0.00%	-9.0%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.2%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Value II A Class - 06-64X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,955	$153,576	9,768
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$135,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,981	134,980	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$135,981	134,980

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,218
Mortality & expense charges			(1,332)
Net investment income (loss)			886

Gain (loss) on investments:
Net realized gain (loss)			(1,045)
Realized gain distributions			29,685
Net change in unrealized appreciation (depreciation)			(20,278)
Net gain (loss)			8,362

Increase (decrease) in net assets from operations			$9,248

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$886	$550
Net realized gain (loss)		(1,045)	(1,180)
Realized gain distributions		29,685	3,620
Net change in unrealized appreciation (depreciation)		(20,278)	2,682

Increase (decrease) in net assets from operations		9,248	5,672

Contract owner transactions:
Proceeds from units sold		89,444	85,220
Cost of units redeemed		(41,010)	(13,672)
Account charges		(127)	(11)
Increase (decrease)		48,307	71,537
Net increase (decrease)		57,555	77,209
Net assets, beginning		78,426	1,217
Net assets, ending		$135,981	$78,426

Units sold		92,672	100,965
Units redeemed		(43,273)	(16,876)
Net increase (decrease)		49,399	84,089
Units outstanding, beginning		85,581	1,492
Units outstanding, ending		134,980	85,581

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$177,622
Cost of units redeemed/account charges			(56,563)
Net investment income (loss)			1,439
Net realized gain (loss)			(2,226)
Realized gain distributions			33,330
Net change in unrealized appreciation (depreciation)			(17,621)
Net assets			$135,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	135	$136	1.25%	9.9%	12/31/2024	$1.02	0	$0	1.00%	10.2%	12/31/2024	$1.02	0	$0	0.75%	10.5%
12/31/2023	0.92	86	78	1.25%	12.3%	12/31/2023	0.92	0	0	1.00%	12.6%	12/31/2023	0.93	0	0	0.75%	12.9%
12/31/2022	0.82	1	1	1.25%	-14.9%	12/31/2022	0.82	0	0	1.00%	-14.7%	12/31/2022	0.82	0	0	0.75%	-14.5%
12/31/2021	0.96	0	0	1.25%	-4.1%	12/31/2021	0.96	0	0	1.00%	-4.1%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	10.8%	12/31/2024	$1.04	0	$0	0.25%	11.0%	12/31/2024	$1.05	0	$0	0.00%	11.3%
12/31/2023	0.93	0	0	0.50%	13.2%	12/31/2023	0.94	0	0	0.25%	13.5%	12/31/2023	0.94	0	0	0.00%	13.7%
12/31/2022	0.82	0	0	0.50%	-14.3%	12/31/2022	0.82	0	0	0.25%	-14.1%	12/31/2022	0.83	0	0	0.00%	-13.8%
12/31/2021	0.96	0	0	0.50%	-4.0%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.5%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value I Inst Class - 06-4YY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,824	$191,071	4,271
Receivables: investments sold	5,503
Payables: investments purchased	-
Net assets	$221,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,327	181,643	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$221,327	181,643

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,570
Mortality & expense charges			(2,893)
Net investment income (loss)			(1,323)

Gain (loss) on investments:
Net realized gain (loss)			19,176
Realized gain distributions			10,815
Net change in unrealized appreciation (depreciation)			(8,814)
Net gain (loss)			21,177

Increase (decrease) in net assets from operations			$19,854

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,323)	$(1,472)
Net realized gain (loss)		19,176	15,624
Realized gain distributions		10,815	14,646
Net change in unrealized appreciation (depreciation)		(8,814)	18,964

Increase (decrease) in net assets from operations		19,854	47,762

Contract owner transactions:
Proceeds from units sold		60,019	34,701
Cost of units redeemed		(80,556)	(185,093)
Account charges		(109)	(122)
Increase (decrease)		(20,646)	(150,514)
Net increase (decrease)		(792)	(102,752)
Net assets, beginning		222,119	324,871
Net assets, ending		$221,327	$222,119

Units sold		50,922	35,824
Units redeemed		(65,621)	(184,998)
Net increase (decrease)		(14,699)	(149,174)
Units outstanding, beginning		196,342	345,516
Units outstanding, ending		181,643	196,342

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$475,198
Cost of units redeemed/account charges			(335,509)
Net investment income (loss)			(2,319)
Net realized gain (loss)			33,743
Realized gain distributions			25,461
Net change in unrealized appreciation (depreciation)			24,753
Net assets			$221,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	182	$221	1.25%	7.7%	12/31/2024	$1.23	0	$0	1.00%	8.0%	12/31/2024	$1.24	0	$0	0.75%	8.3%
12/31/2023	1.13	196	222	1.25%	20.3%	12/31/2023	1.14	0	0	1.00%	20.6%	12/31/2023	1.14	0	0	0.75%	20.9%
12/31/2022	0.94	346	325	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.95	0	0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	4.0%	12/31/2021	1.04	0	0	1.00%	4.1%	12/31/2021	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	8.5%	12/31/2024	$1.26	0	$0	0.25%	8.8%	12/31/2024	$1.27	0	$0	0.00%	9.1%
12/31/2023	1.15	0	0	0.50%	21.2%	12/31/2023	1.16	0	0	0.25%	21.5%	12/31/2023	1.16	0	0	0.00%	21.8%
12/31/2022	0.95	0	0	0.50%	-8.9%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.96	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	4.3%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.7%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond A Class - 06-64Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,776	$398,867	11,433
Receivables: investments sold	165
Payables: investments purchased	-
Net assets	$340,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,941	391,643	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$340,941	391,643

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,074
Mortality & expense charges			(5,834)
Net investment income (loss)			15,240

Gain (loss) on investments:
Net realized gain (loss)			(33,091)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,959
Net gain (loss)			(11,132)

Increase (decrease) in net assets from operations			$4,108

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,240	$12,749
Net realized gain (loss)		(33,091)	(6,830)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,959	21,474

Increase (decrease) in net assets from operations		4,108	27,393

Contract owner transactions:
Proceeds from units sold		34,799	41,299
Cost of units redeemed		(170,742)	(24,452)
Account charges		(16)	(71)
Increase (decrease)		(135,959)	16,776
Net increase (decrease)		(131,851)	44,169
Net assets, beginning		472,792	428,623
Net assets, ending		$340,941	$472,792

Units sold		40,093	49,798
Units redeemed		(195,284)	(30,150)
Net increase (decrease)		(155,191)	19,648
Units outstanding, beginning		546,834	527,186
Units outstanding, ending		391,643	546,834

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$626,881
Cost of units redeemed/account charges			(222,084)
Net investment income (loss)			37,979
Net realized gain (loss)			(43,744)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(58,091)
Net assets			$340,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	392	$341	1.25%	0.7%	12/31/2024	$0.88	0	$0	1.00%	0.9%	12/31/2024	$0.88	0	$0	0.75%	1.2%
12/31/2023	0.86	547	473	1.25%	6.3%	12/31/2023	0.87	0	0	1.00%	6.6%	12/31/2023	0.87	0	0	0.75%	6.9%
12/31/2022	0.81	527	429	1.25%	-18.7%	12/31/2022	0.82	0	0	1.00%	-18.5%	12/31/2022	0.82	0	0	0.75%	-18.3%
12/31/2021	1.00	507	507	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.89	0	$0	0.50%	1.4%	12/31/2024	$0.90	0	$0	0.25%	1.7%	12/31/2024	$0.91	0	$0	0.00%	2.0%
12/31/2023	0.88	0	0	0.50%	7.1%	12/31/2023	0.88	0	0	0.25%	7.4%	12/31/2023	0.89	0	0	0.00%	7.7%
12/31/2022	0.82	0	0	0.50%	-18.1%	12/31/2022	0.82	0	0	0.25%	-17.9%	12/31/2022	0.82	0	0	0.00%	-17.7%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	4.1%
2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Index Fund A Class - 06-336

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,795,936	$9,349,418	387,802
Receivables: investments sold	-
Payables: investments purchased	(4,454)
Net assets	$8,791,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,749,544	2,650,746	$3.30
Band 100	-	-	3.45
Band 75	-	-	3.60
Band 50	-	-	3.75
Band 25	-	-	3.92
Band 0	41,938	10,256	4.09
Total	$8,791,482	2,661,002

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$107,856
Mortality & expense charges			(115,260)
Net investment income (loss)			(7,404)

Gain (loss) on investments:
Net realized gain (loss)			31,461
Realized gain distributions			1,142,767
Net change in unrealized appreciation (depreciation)			(539,841)
Net gain (loss)			634,387

Increase (decrease) in net assets from operations			$626,983

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,404)	$5,556
Net realized gain (loss)		31,461	(133,656)
Realized gain distributions		1,142,767	384,177
Net change in unrealized appreciation (depreciation)		(539,841)	1,002,283

Increase (decrease) in net assets from operations		626,983	1,258,360

Contract owner transactions:
Proceeds from units sold		2,248,178	1,619,499
Cost of units redeemed		(3,927,492)	(2,219,487)
Account charges		(8,476)	(8,229)
Increase (decrease)		(1,687,790)	(608,217)
Net increase (decrease)		(1,060,807)	650,143
Net assets, beginning		9,852,289	9,202,146
Net assets, ending		$8,791,482	$9,852,289

Units sold		743,210	584,191
Units redeemed		(1,270,316)	(792,248)
Net increase (decrease)		(527,106)	(208,057)
Units outstanding, beginning		3,188,108	3,396,165
Units outstanding, ending		2,661,002	3,188,108

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$83,929,948
Cost of units redeemed/account charges			(92,625,792)
Net investment income (loss)			(441,629)
Net realized gain (loss)			4,599,967
Realized gain distributions			13,882,470
Net change in unrealized appreciation (depreciation)			(553,482)
Net assets			$8,791,482

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	2,651	$8,750	1.25%	6.9%	12/31/2024	$3.45	0	$0	1.00%	7.1%	12/31/2024	$3.60	0	$0	0.75%	7.4%
12/31/2023	3.09	3,179	9,817	1.25%	14.1%	12/31/2023	3.22	0	0	1.00%	14.4%	12/31/2023	3.35	0	0	0.75%	14.7%
12/31/2022	2.71	3,376	9,136	1.25%	-17.6%	12/31/2022	2.81	0	0	1.00%	-17.3%	12/31/2022	2.92	0	0	0.75%	-17.1%
12/31/2021	3.28	4,578	15,028	1.25%	24.5%	12/31/2021	3.40	0	0	1.00%	24.8%	12/31/2021	3.52	0	0	0.75%	25.1%
12/31/2020	2.64	6,076	16,018	1.25%	9.5%	12/31/2020	2.72	0	0	1.00%	9.8%	12/31/2020	2.82	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.75	0	$0	0.50%	7.7%	12/31/2024	$3.92	0	$0	0.25%	8.0%	12/31/2024	$4.09	10	$42	0.00%	8.2%
12/31/2023	3.49	0	0	0.50%	15.0%	12/31/2023	3.63	0	0	0.25%	15.3%	12/31/2023	3.78	9	35	0.00%	15.6%
12/31/2022	3.03	0	0	0.50%	-16.9%	12/31/2022	3.15	0	0	0.25%	-16.7%	12/31/2022	3.27	20	66	0.00%	-16.5%
12/31/2021	3.65	0	0	0.50%	25.4%	12/31/2021	3.78	0	0	0.25%	25.8%	12/31/2021	3.92	16	61	0.00%	26.1%
12/31/2020	2.91	0	0	0.50%	10.4%	12/31/2020	3.01	0	0	0.25%	10.6%	12/31/2020	3.11	16	50	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	0.9%
2021	0.9%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,991	$163,529	9,263
Receivables: investments sold	-
Payables: investments purchased	(2,296)
Net assets	$202,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$202,695	146,562	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$202,695	146,562

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$206
Mortality & expense charges			(2,195)
Net investment income (loss)			(1,989)

Gain (loss) on investments:
Net realized gain (loss)			2,346
Realized gain distributions			23,060
Net change in unrealized appreciation (depreciation)			22,094
Net gain (loss)			47,500

Increase (decrease) in net assets from operations			$45,511

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,989)	$(898)
Net realized gain (loss)		2,346	(1,222)
Realized gain distributions		23,060	-
Net change in unrealized appreciation (depreciation)		22,094	36,210

Increase (decrease) in net assets from operations		45,511	34,090

Contract owner transactions:
Proceeds from units sold		26,059	73,238
Cost of units redeemed		(9,762)	(5,390)
Account charges		(33)	(21)
Increase (decrease)		16,264	67,827
Net increase (decrease)		61,775	101,917
Net assets, beginning		140,920	39,003
Net assets, ending		$202,695	$140,920

Units sold		21,207	87,394
Units redeemed		(7,500)	(6,073)
Net increase (decrease)		13,707	81,321
Units outstanding, beginning		132,855	51,534
Units outstanding, ending		146,562	132,855

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$147,248
Cost of units redeemed/account charges			(16,569)
Net investment income (loss)			(3,163)
Net realized gain (loss)			1,075
Realized gain distributions			32,642
Net change in unrealized appreciation (depreciation)			41,462
Net assets			$202,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	147	$203	1.25%	30.4%	12/31/2024	$1.39	0	$0	1.00%	30.7%	12/31/2024	$1.40	0	$0	0.75%	31.0%
12/31/2023	1.06	133	141	1.25%	40.1%	12/31/2023	1.07	0	0	1.00%	40.5%	12/31/2023	1.07	0	0	0.75%	40.8%
12/31/2022	0.76	52	39	1.25%	-24.3%	12/31/2022	0.76	0	0	1.00%	-24.1%	12/31/2022	0.76	0	0	0.75%	-24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	31.4%	12/31/2024	$1.42	0	$0	0.25%	31.7%	12/31/2024	$1.43	0	$0	0.00%	32.0%
12/31/2023	1.08	0	0	0.50%	41.2%	12/31/2023	1.08	0	0	0.25%	41.5%	12/31/2023	1.09	0	0	0.00%	41.9%
12/31/2022	0.76	0	0	0.50%	-23.8%	12/31/2022	0.76	0	0	0.25%	-23.6%	12/31/2022	0.77	0	0	0.00%	-23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.4%
2022	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Inst A Class - 06-67P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$172,245	$138,687	8,099
Receivables: investments sold	-
Payables: investments purchased	(455)
Net assets	$171,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$171,790	125,453	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$171,790	125,453

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,082)
Net investment income (loss)			(2,082)

Gain (loss) on investments:
Net realized gain (loss)			7,324
Realized gain distributions			20,149
Net change in unrealized appreciation (depreciation)			17,815
Net gain (loss)			45,288

Increase (decrease) in net assets from operations			$43,206

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,082)	$(1,597)
Net realized gain (loss)		7,324	(28,399)
Realized gain distributions		20,149	-
Net change in unrealized appreciation (depreciation)		17,815	72,731

Increase (decrease) in net assets from operations		43,206	42,735

Contract owner transactions:
Proceeds from units sold		7,511	42,503
Cost of units redeemed		(33,137)	(63,789)
Account charges		-	-
Increase (decrease)		(25,626)	(21,286)
Net increase (decrease)		17,580	21,449
Net assets, beginning		154,210	132,761
Net assets, ending		$171,790	$154,210

Units sold		6,241	49,045
Units redeemed		(27,167)	(78,826)
Net increase (decrease)		(20,926)	(29,781)
Units outstanding, beginning		146,379	176,160
Units outstanding, ending		125,453	146,379

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$274,570
Cost of units redeemed/account charges			(152,622)
Net investment income (loss)			(5,411)
Net realized gain (loss)			(35,001)
Realized gain distributions			56,696
Net change in unrealized appreciation (depreciation)			33,558
Net assets			$171,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	125	$172	1.25%	30.0%	12/31/2024	$1.38	0	$0	1.00%	30.3%	12/31/2024	$1.39	0	$0	0.75%	30.6%
12/31/2023	1.05	146	154	1.25%	39.8%	12/31/2023	1.06	0	0	1.00%	40.1%	12/31/2023	1.06	0	0	0.75%	40.5%
12/31/2022	0.75	176	133	1.25%	-24.6%	12/31/2022	0.76	0	0	1.00%	-24.5%	12/31/2022	0.76	0	0	0.75%	-24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	31.0%	12/31/2024	$1.41	0	$0	0.25%	31.3%	12/31/2024	$1.42	0	$0	0.00%	31.6%
12/31/2023	1.07	0	0	0.50%	40.8%	12/31/2023	1.07	0	0	0.25%	41.2%	12/31/2023	1.08	0	0	0.00%	41.5%
12/31/2022	0.76	0	0	0.50%	-24.1%	12/31/2022	0.76	0	0	0.25%	-23.9%	12/31/2022	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Small Cap Growth A Class - 06-67T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,260	$319,946	24,296
Receivables: investments sold	-
Payables: investments purchased	(61)
Net assets	$321,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,621	163,680	$0.91
Band 100	171,578	186,318	0.92
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$321,199	349,998

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,306)
Net investment income (loss)			(3,306)

Gain (loss) on investments:
Net realized gain (loss)			740
Realized gain distributions			42,994
Net change in unrealized appreciation (depreciation)			8,576
Net gain (loss)			52,310

Increase (decrease) in net assets from operations			$49,004

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,306)	$(3,245)
Net realized gain (loss)		740	(9,253)
Realized gain distributions		42,994	-
Net change in unrealized appreciation (depreciation)		8,576	55,053

Increase (decrease) in net assets from operations		49,004	42,555

Contract owner transactions:
Proceeds from units sold		3,989	5,731
Cost of units redeemed		(8,268)	(63,888)
Account charges		(201)	(243)
Increase (decrease)		(4,480)	(58,400)
Net increase (decrease)		44,524	(15,845)
Net assets, beginning		276,675	292,520
Net assets, ending		$321,199	$276,675

Units sold		4,869	7,970
Units redeemed		(9,785)	(89,873)
Net increase (decrease)		(4,916)	(81,903)
Units outstanding, beginning		354,914	436,817
Units outstanding, ending		349,998	354,914

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$552,752
Cost of units redeemed/account charges			(249,504)
Net investment income (loss)			(10,640)
Net realized gain (loss)			(31,380)
Realized gain distributions			58,657
Net change in unrealized appreciation (depreciation)			1,314
Net assets			$321,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	164	$150	1.25%	17.6%	12/31/2024	$0.92	186	$172	1.00%	17.9%	12/31/2024	$0.93	0	$0	0.75%	18.2%
12/31/2023	0.78	161	125	1.25%	16.3%	12/31/2023	0.78	194	152	1.00%	16.6%	12/31/2023	0.79	0	0	0.75%	16.8%
12/31/2022	0.67	183	123	1.25%	-33.1%	12/31/2022	0.67	254	170	1.00%	-33.0%	12/31/2022	0.67	0	0	0.75%	-32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	18.5%	12/31/2024	$0.94	0	$0	0.25%	18.8%	12/31/2024	$0.95	0	$0	0.00%	19.1%
12/31/2023	0.79	0	0	0.50%	17.1%	12/31/2023	0.79	0	0	0.25%	17.4%	12/31/2023	0.80	0	0	0.00%	17.7%
12/31/2022	0.67	0	0	0.50%	-32.6%	12/31/2022	0.68	0	0	0.25%	-32.5%	12/31/2022	0.68	0	0	0.00%	-32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Global Tech Inst Class - 06-6PN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	1.25%	25.2%	12/31/2024	$1.43	0	$0	1.00%	25.5%	12/31/2024	$1.44	0	$0	0.75%	25.8%
12/31/2023	1.14	0	0	1.25%	13.9%	12/31/2023	1.14	0	0	1.00%	14.0%	12/31/2023	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	26.1%	12/31/2024	$1.45	0	$0	0.25%	26.4%	12/31/2024	$1.45	0	$0	0.00%	26.8%
12/31/2023	1.14	0	0	0.50%	14.2%	12/31/2023	1.14	0	0	0.25%	14.3%	12/31/2023	1.14	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Smcap Growth Inst Class - 06-6RP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,269	$14,845	579
Receivables: investments sold	-
Payables: investments purchased	(1,092)
Net assets	$17,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,177	11,918	$1.44
Band 100	-	-	1.45
Band 75	-	-	1.45
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.46
Total	$17,177	11,918

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(189)
Net investment income (loss)			(189)

Gain (loss) on investments:
Net realized gain (loss)			32
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,424
Net gain (loss)			3,456

Increase (decrease) in net assets from operations			$3,267

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(189)	$-
Net realized gain (loss)		32	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,424	-

Increase (decrease) in net assets from operations		3,267	-

Contract owner transactions:
Proceeds from units sold		15,165	-
Cost of units redeemed		(1,215)	-
Account charges		(40)	-
Increase (decrease)		13,910	-
Net increase (decrease)		17,177	-
Net assets, beginning		-	-
Net assets, ending		$17,177	$-

Units sold		12,800	-
Units redeemed		(882)	-
Net increase (decrease)		11,918	-
Units outstanding, beginning		-	-
Units outstanding, ending		11,918	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,165
Cost of units redeemed/account charges			(1,255)
Net investment income (loss)			(189)
Net realized gain (loss)			32
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,424
Net assets			$17,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	12	$17	1.25%	22.9%	12/31/2024	$1.45	0	$0	1.00%	23.2%	12/31/2024	$1.45	0	$0	0.75%	23.5%
12/31/2023	1.17	0	0	1.25%	17.3%	12/31/2023	1.17	0	0	1.00%	17.3%	12/31/2023	1.17	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	23.8%	12/31/2024	$1.46	0	$0	0.25%	24.1%	12/31/2024	$1.46	0	$0	0.00%	24.5%
12/31/2023	1.17	0	0	0.50%	17.4%	12/31/2023	1.17	0	0	0.25%	17.5%	12/31/2023	1.18	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Inst Class - 06-73K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,142	$168,885	4,381
Receivables: investments sold	84
Payables: investments purchased	-
Net assets	$155,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,226	151,929	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$155,226	151,929

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$843
Mortality & expense charges			(221)
Net investment income (loss)			622

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			12,879
Net change in unrealized appreciation (depreciation)			(13,743)
Net gain (loss)			(869)

Increase (decrease) in net assets from operations			$(247)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$622	$-
Net realized gain (loss)		(5)	-
Realized gain distributions		12,879	-
Net change in unrealized appreciation (depreciation)		(13,743)	-

Increase (decrease) in net assets from operations		(247)	-

Contract owner transactions:
Proceeds from units sold		155,473	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		155,473	-
Net increase (decrease)		155,226	-
Net assets, beginning		-	-
Net assets, ending		$155,226	$-

Units sold		151,929	-
Units redeemed		-	-
Net increase (decrease)		151,929	-
Units outstanding, beginning		-	-
Units outstanding, ending		151,929	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$155,473
Cost of units redeemed/account charges			-
Net investment income (loss)			622
Net realized gain (loss)			(5)
Realized gain distributions			12,879
Net change in unrealized appreciation (depreciation)			(13,743)
Net assets			$155,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	152	$155	1.25%	2.2%	12/31/2024	$1.02	0	$0	1.00%	2.2%	12/31/2024	$1.02	0	$0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	2.4%	12/31/2024	$1.02	0	$0	0.25%	2.4%	12/31/2024	$1.03	0	$0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Inst Class - 06-73M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,843,774	$3,035,592	86,370
Receivables: investments sold	6,460
Payables: investments purchased	-
Net assets	$2,850,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,850,234	2,884,403	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$2,850,234	2,884,403

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,882
Mortality & expense charges			(4,081)
Net investment income (loss)			8,801

Gain (loss) on investments:
Net realized gain (loss)			582
Realized gain distributions			113,796
Net change in unrealized appreciation (depreciation)			(191,818)
Net gain (loss)			(77,440)

Increase (decrease) in net assets from operations			$(68,639)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,801	$-
Net realized gain (loss)		582	-
Realized gain distributions		113,796	-
Net change in unrealized appreciation (depreciation)		(191,818)	-

Increase (decrease) in net assets from operations		(68,639)	-

Contract owner transactions:
Proceeds from units sold		2,948,907	-
Cost of units redeemed		(30,008)	-
Account charges		(26)	-
Increase (decrease)		2,918,873	-
Net increase (decrease)		2,850,234	-
Net assets, beginning		-	-
Net assets, ending		$2,850,234	$-

Units sold		2,913,506	-
Units redeemed		(29,103)	-
Net increase (decrease)		2,884,403	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,884,403	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,948,907
Cost of units redeemed/account charges			(30,034)
Net investment income (loss)			8,801
Net realized gain (loss)			582
Realized gain distributions			113,796
Net change in unrealized appreciation (depreciation)			(191,818)
Net assets			$2,850,234

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	2,884	$2,850	1.25%	-1.2%	12/31/2024	$0.99	0	$0	1.00%	-1.1%	12/31/2024	$0.99	0	$0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-1.0%	12/31/2024	$0.99	0	$0	0.25%	-0.9%	12/31/2024	$0.99	0	$0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Inst Class - 06-73N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,162,733	$5,445,331	493,113
Receivables: investments sold	24,824
Payables: investments purchased	-
Net assets	$5,187,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,187,557	5,630,051	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.92
Total	$5,187,557	5,630,051

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$188,655
Mortality & expense charges			(7,357)
Net investment income (loss)			181,298

Gain (loss) on investments:
Net realized gain (loss)			(2,394)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(282,598)
Net gain (loss)			(284,992)

Increase (decrease) in net assets from operations			$(103,694)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$181,298	$-
Net realized gain (loss)		(2,394)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(282,598)	-

Increase (decrease) in net assets from operations		(103,694)	-

Contract owner transactions:
Proceeds from units sold		5,377,169	-
Cost of units redeemed		(85,918)	-
Account charges		-	-
Increase (decrease)		5,291,251	-
Net increase (decrease)		5,187,557	-
Net assets, beginning		-	-
Net assets, ending		$5,187,557	$-

Units sold		5,723,315	-
Units redeemed		(93,264)	-
Net increase (decrease)		5,630,051	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,630,051	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,377,169
Cost of units redeemed/account charges			(85,918)
Net investment income (loss)			181,298
Net realized gain (loss)			(2,394)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(282,598)
Net assets			$5,187,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	5,630	$5,188	1.25%	-7.9%	12/31/2024	$0.92	0	$0	1.00%	-7.8%	12/31/2024	$0.92	0	$0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	0.50%	-7.7%	12/31/2024	$0.92	0	$0	0.25%	-7.6%	12/31/2024	$0.92	0	$0	0.00%	-7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Inst Class - 06-73P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,290	$10,348	588
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$10,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,297	10,845	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$10,297	10,845

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$44
Mortality & expense charges			(14)
Net investment income (loss)			30

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(58)
Net gain (loss)			(57)

Increase (decrease) in net assets from operations			$(27)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(58)	-

Increase (decrease) in net assets from operations		(27)	-

Contract owner transactions:
Proceeds from units sold		10,414	-
Cost of units redeemed		(90)	-
Account charges		-	-
Increase (decrease)		10,324	-
Net increase (decrease)		10,297	-
Net assets, beginning		-	-
Net assets, ending		$10,297	$-

Units sold		10,938	-
Units redeemed		(93)	-
Net increase (decrease)		10,845	-
Units outstanding, beginning		-	-
Units outstanding, ending		10,845	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,414
Cost of units redeemed/account charges			(90)
Net investment income (loss)			30
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(58)
Net assets			$10,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	11	$10	1.25%	-5.1%	12/31/2024	$0.95	0	$0	1.00%	-5.0%	12/31/2024	$0.95	0	$0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	-4.9%	12/31/2024	$0.95	0	$0	0.25%	-4.8%	12/31/2024	$0.95	0	$0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Glbl Equity Inst Class - 06-73R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$523	$560	27
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$524

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$524	538	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$524	538

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			(37)
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		31	-
Net change in unrealized appreciation (depreciation)		(37)	-

Increase (decrease) in net assets from operations		(6)	-

Contract owner transactions:
Proceeds from units sold		530	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		530	-
Net increase (decrease)		524	-
Net assets, beginning		-	-
Net assets, ending		$524	$-

Units sold		538	-
Units redeemed		-	-
Net increase (decrease)		538	-
Units outstanding, beginning		-	-
Units outstanding, ending		538	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$530
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			(37)
Net assets			$524

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	1	$1	1.25%	-2.5%	12/31/2024	$0.98	0	$0	1.00%	-2.4%	12/31/2024	$0.98	0	$0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-2.3%	12/31/2024	$0.98	0	$0	0.25%	-2.3%	12/31/2024	$0.98	0	$0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Lgcp Value Inst Class - 06-73T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,381	$118,985	3,208
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$111,390

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111,390	114,076	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$111,390	114,076

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,217
Mortality & expense charges			(235)
Net investment income (loss)			2,982

Gain (loss) on investments:
Net realized gain (loss)			(3,720)
Realized gain distributions			2,727
Net change in unrealized appreciation (depreciation)			(7,604)
Net gain (loss)			(8,597)

Increase (decrease) in net assets from operations			$(5,615)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,982	$-
Net realized gain (loss)		(3,720)	-
Realized gain distributions		2,727	-
Net change in unrealized appreciation (depreciation)		(7,604)	-

Increase (decrease) in net assets from operations		(5,615)	-

Contract owner transactions:
Proceeds from units sold		181,098	-
Cost of units redeemed		(64,093)	-
Account charges		-	-
Increase (decrease)		117,005	-
Net increase (decrease)		111,390	-
Net assets, beginning		-	-
Net assets, ending		$111,390	$-

Units sold		178,955	-
Units redeemed		(64,879)	-
Net increase (decrease)		114,076	-
Units outstanding, beginning		-	-
Units outstanding, ending		114,076	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$181,098
Cost of units redeemed/account charges			(64,093)
Net investment income (loss)			2,982
Net realized gain (loss)			(3,720)
Realized gain distributions			2,727
Net change in unrealized appreciation (depreciation)			(7,604)
Net assets			$111,390

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	114	$111	1.25%	-2.4%	12/31/2024	$0.98	0	$0	1.00%	-2.3%	12/31/2024	$0.98	0	$0	0.75%	-2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-2.2%	12/31/2024	$0.98	0	$0	0.25%	-2.1%	12/31/2024	$0.98	0	$0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Mid Cap Val Inst Class - 06-73V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,781,710	$3,040,111	202,527
Receivables: investments sold	7,087
Payables: investments purchased	-
Net assets	$2,788,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,788,797	2,880,043	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$2,788,797	2,880,043

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,464
Mortality & expense charges			(4,204)
Net investment income (loss)			2,260

Gain (loss) on investments:
Net realized gain (loss)			(14,525)
Realized gain distributions			135,544
Net change in unrealized appreciation (depreciation)			(258,401)
Net gain (loss)			(137,382)

Increase (decrease) in net assets from operations			$(135,122)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,260	$-
Net realized gain (loss)		(14,525)	-
Realized gain distributions		135,544	-
Net change in unrealized appreciation (depreciation)		(258,401)	-

Increase (decrease) in net assets from operations		(135,122)	-

Contract owner transactions:
Proceeds from units sold		3,109,206	-
Cost of units redeemed		(185,009)	-
Account charges		(278)	-
Increase (decrease)		2,923,919	-
Net increase (decrease)		2,788,797	-
Net assets, beginning		-	-
Net assets, ending		$2,788,797	$-

Units sold		3,070,548	-
Units redeemed		(190,505)	-
Net increase (decrease)		2,880,043	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,880,043	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,109,206
Cost of units redeemed/account charges			(185,287)
Net investment income (loss)			2,260
Net realized gain (loss)			(14,525)
Realized gain distributions			135,544
Net change in unrealized appreciation (depreciation)			(258,401)
Net assets			$2,788,797

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	2,880	$2,789	1.25%	-3.2%	12/31/2024	$0.97	0	$0	1.00%	-3.1%	12/31/2024	$0.97	0	$0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	-3.0%	12/31/2024	$0.97	0	$0	0.25%	-2.9%	12/31/2024	$0.97	0	$0	0.00%	-2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Totl Return Bond Inst Class - 06-73W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,448	$452,806	12,258
Receivables: investments sold	-
Payables: investments purchased	(82,651)
Net assets	$365,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$365,797	381,243	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$365,797	381,243

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,548
Mortality & expense charges			(633)
Net investment income (loss)			1,915

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,358)
Net gain (loss)			(4,357)

Increase (decrease) in net assets from operations			$(2,442)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,915	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,358)	-

Increase (decrease) in net assets from operations		(2,442)	-

Contract owner transactions:
Proceeds from units sold		462,169	-
Cost of units redeemed		(93,609)	-
Account charges		(321)	-
Increase (decrease)		368,239	-
Net increase (decrease)		365,797	-
Net assets, beginning		-	-
Net assets, ending		$365,797	$-

Units sold		479,122	-
Units redeemed		(97,879)	-
Net increase (decrease)		381,243	-
Units outstanding, beginning		-	-
Units outstanding, ending		381,243	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$462,169
Cost of units redeemed/account charges			(93,930)
Net investment income (loss)			1,915
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,358)
Net assets			$365,797

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	381	$366	1.25%	-4.1%	12/31/2024	$0.96	0	$0	1.00%	-4.0%	12/31/2024	$0.96	0	$0	0.75%	-3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	0.50%	-3.9%	12/31/2024	$0.96	0	$0	0.25%	-3.8%	12/31/2024	$0.96	0	$0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Mid Cap Value Investor Class - 06-551

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,752	$120,370	5,576
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$118,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,783	27,273	$4.36
Band 100	-	-	4.53
Band 75	-	-	4.71
Band 50	-	-	4.90
Band 25	-	-	5.09
Band 0	-	-	5.30
Total	$118,783	27,273

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$82
Mortality & expense charges			(1,481)
Net investment income (loss)			(1,399)

Gain (loss) on investments:
Net realized gain (loss)			272
Realized gain distributions			11,026
Net change in unrealized appreciation (depreciation)			(1,751)
Net gain (loss)			9,547

Increase (decrease) in net assets from operations			$8,148

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,399)	$(155)
Net realized gain (loss)		272	(68)
Realized gain distributions		11,026	5,580
Net change in unrealized appreciation (depreciation)		(1,751)	(63)

Increase (decrease) in net assets from operations		8,148	5,294

Contract owner transactions:
Proceeds from units sold		4,429	3,821
Cost of units redeemed		(4,041)	(4,038)
Account charges		(313)	(283)
Increase (decrease)		75	(500)
Net increase (decrease)		8,223	4,794
Net assets, beginning		110,560	105,766
Net assets, ending		$118,783	$110,560

Units sold		1,021	995
Units redeemed		(1,003)	(1,135)
Net increase (decrease)		18	(140)
Units outstanding, beginning		27,255	27,395
Units outstanding, ending		27,273	27,255

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,177,849
Cost of units redeemed/account charges			(1,404,340)
Net investment income (loss)			(22,963)
Net realized gain (loss)			36,594
Realized gain distributions			333,261
Net change in unrealized appreciation (depreciation)			(1,618)
Net assets			$118,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.36	27	$119	1.25%	7.4%	12/31/2024	$4.53	0	$0	1.00%	7.6%	12/31/2024	$4.71	0	$0	0.75%	7.9%
12/31/2023	4.06	27	111	1.25%	5.1%	12/31/2023	4.21	0	0	1.00%	5.3%	12/31/2023	4.37	0	0	0.75%	5.6%
12/31/2022	3.86	27	106	1.25%	-10.5%	12/31/2022	4.00	0	0	1.00%	-10.3%	12/31/2022	4.13	0	0	0.75%	-10.0%
12/31/2021	4.31	28	119	1.25%	27.5%	12/31/2021	4.45	0	0	1.00%	27.8%	12/31/2021	4.60	0	0	0.75%	28.1%
12/31/2020	3.38	28	94	1.25%	9.2%	12/31/2020	3.48	0	0	1.00%	9.5%	12/31/2020	3.59	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.90	0	$0	0.50%	8.2%	12/31/2024	$5.09	0	$0	0.25%	8.5%	12/31/2024	$5.30	0	$0	0.00%	8.7%
12/31/2023	4.53	0	0	0.50%	5.9%	12/31/2023	4.70	0	0	0.25%	6.1%	12/31/2023	4.87	0	0	0.00%	6.4%
12/31/2022	4.28	0	0	0.50%	-9.8%	12/31/2022	4.43	0	0	0.25%	-9.6%	12/31/2022	4.58	0	0	0.00%	-9.4%
12/31/2021	4.74	0	0	0.50%	28.4%	12/31/2021	4.90	0	0	0.25%	28.8%	12/31/2021	5.05	0	0	0.00%	29.1%
12/31/2020	3.69	0	0	0.50%	10.0%	12/31/2020	3.80	0	0	0.25%	10.3%	12/31/2020	3.91	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	1.1%
2022	1.1%
2021	1.0%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Small Cap Value Investor Class - 06-552 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.95
Band 100	-	-	4.10
Band 75	-	-	4.27
Band 50	-	-	4.44
Band 25	-	-	4.62
Band 0	-	-	4.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.95	0	$0	1.25%	16.5%	12/31/2024	$4.10	0	$0	1.00%	16.8%	12/31/2024	$4.27	0	$0	0.75%	17.1%
12/31/2023	3.39	0	0	1.25%	8.3%	12/31/2023	3.51	0	0	1.00%	8.6%	12/31/2023	3.64	0	0	0.75%	8.8%
12/31/2022	3.13	0	0	1.25%	-7.5%	12/31/2022	3.24	0	0	1.00%	-7.2%	12/31/2022	3.35	0	0	0.75%	-7.0%
12/31/2021	3.38	0	0	1.25%	15.3%	12/31/2021	3.49	0	0	1.00%	15.5%	12/31/2021	3.60	0	0	0.75%	15.8%
12/31/2020	2.93	0	0	1.25%	-4.5%	12/31/2020	3.02	0	0	1.00%	-4.2%	12/31/2020	3.11	0	0	0.75%	-4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.44	0	$0	0.50%	17.4%	12/31/2024	$4.62	0	$0	0.25%	17.7%	12/31/2024	$4.80	0	$0	0.00%	18.0%
12/31/2023	3.78	0	0	0.50%	9.1%	12/31/2023	3.92	0	0	0.25%	9.4%	12/31/2023	4.07	0	0	0.00%	9.7%
12/31/2022	3.46	0	0	0.50%	-6.8%	12/31/2022	3.59	0	0	0.25%	-6.5%	12/31/2022	3.71	0	0	0.00%	-6.3%
12/31/2021	3.72	0	0	0.50%	16.1%	12/31/2021	3.84	0	0	0.25%	16.4%	12/31/2021	3.96	0	0	0.00%	16.7%
12/31/2020	3.20	0	0	0.50%	-3.8%	12/31/2020	3.30	0	0	0.25%	-3.5%	12/31/2020	3.39	0	0	0.00%	-3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Emerging Markets Fund R6 Class - 06-3YK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,442	$20,757	1,162
Receivables: investments sold	3,222
Payables: investments purchased	-
Net assets	$23,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,664	20,012	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$23,664	20,012

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$416
Mortality & expense charges			(245)
Net investment income (loss)			171

Gain (loss) on investments:
Net realized gain (loss)			190
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			478
Net gain (loss)			668

Increase (decrease) in net assets from operations			$839

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$171	$290
Net realized gain (loss)		190	(25)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		478	1,502

Increase (decrease) in net assets from operations		839	1,767

Contract owner transactions:
Proceeds from units sold		8,153	6,624
Cost of units redeemed		(1,653)	(338)
Account charges		(52)	(30)
Increase (decrease)		6,448	6,256
Net increase (decrease)		7,287	8,023
Net assets, beginning		16,377	8,354
Net assets, ending		$23,664	$16,377

Units sold		6,715	6,259
Units redeemed		(1,283)	(329)
Net increase (decrease)		5,432	5,930
Units outstanding, beginning		14,580	8,650
Units outstanding, ending		20,012	14,580

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,924
Cost of units redeemed/account charges			(9,909)
Net investment income (loss)			640
Net realized gain (loss)			2,277
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			(315)
Net assets			$23,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	20	$24	1.25%	5.3%	12/31/2024	$1.20	0	$0	1.00%	5.5%	12/31/2024	$1.22	0	$0	0.75%	5.8%
12/31/2023	1.12	15	16	1.25%	16.3%	12/31/2023	1.14	0	0	1.00%	16.6%	12/31/2023	1.15	0	0	0.75%	16.9%
12/31/2022	0.97	9	8	1.25%	-29.5%	12/31/2022	0.97	0	0	1.00%	-29.3%	12/31/2022	0.98	0	0	0.75%	-29.1%
12/31/2021	1.37	5	7	1.25%	-3.2%	12/31/2021	1.38	0	0	1.00%	-2.9%	12/31/2021	1.39	0	0	0.75%	-2.7%
12/31/2020	1.41	7	10	1.25%	24.4%	12/31/2020	1.42	0	0	1.00%	24.7%	12/31/2020	1.43	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	6.1%	12/31/2024	$1.25	0	$0	0.25%	6.3%	12/31/2024	$1.27	0	$0	0.00%	6.6%
12/31/2023	1.16	0	0	0.50%	17.2%	12/31/2023	1.18	0	0	0.25%	17.5%	12/31/2023	1.19	0	0	0.00%	17.8%
12/31/2022	0.99	0	0	0.50%	-29.0%	12/31/2022	1.00	0	0	0.25%	-28.8%	12/31/2022	1.01	0	0	0.00%	-28.6%
12/31/2021	1.40	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.41	0	0	0.00%	-1.9%
12/31/2020	1.43	0	0	0.50%	25.3%	12/31/2020	1.44	0	0	0.25%	25.6%	12/31/2020	1.44	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	3.4%
2022	2.1%
2021	2.5%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Value Fund R6 Class - 06-3CN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$465,107	$472,742	6,640
Receivables: investments sold	-
Payables: investments purchased	(588)
Net assets	$464,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,519	338,463	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$464,519	338,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,161
Mortality & expense charges			(4,902)
Net investment income (loss)			1,259

Gain (loss) on investments:
Net realized gain (loss)			(557)
Realized gain distributions			43,884
Net change in unrealized appreciation (depreciation)			(5,023)
Net gain (loss)			38,304

Increase (decrease) in net assets from operations			$39,563

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,259	$1,591
Net realized gain (loss)		(557)	(11,456)
Realized gain distributions		43,884	19,167
Net change in unrealized appreciation (depreciation)		(5,023)	18,578

Increase (decrease) in net assets from operations		39,563	27,880

Contract owner transactions:
Proceeds from units sold		308,086	226,763
Cost of units redeemed		(178,686)	(338,971)
Account charges		(412)	(279)
Increase (decrease)		128,988	(112,487)
Net increase (decrease)		168,551	(84,607)
Net assets, beginning		295,968	380,575
Net assets, ending		$464,519	$295,968

Units sold		238,586	198,838
Units redeemed		(137,191)	(291,942)
Net increase (decrease)		101,395	(93,104)
Units outstanding, beginning		237,068	330,172
Units outstanding, ending		338,463	237,068

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,137,734
Cost of units redeemed/account charges			(756,379)
Net investment income (loss)			4,542
Net realized gain (loss)			5,692
Realized gain distributions			80,565
Net change in unrealized appreciation (depreciation)			(7,635)
Net assets			$464,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	338	$465	1.25%	9.9%	12/31/2024	$1.40	0	$0	1.00%	10.2%	12/31/2024	$1.42	0	$0	0.75%	10.5%
12/31/2023	1.25	237	296	1.25%	8.3%	12/31/2023	1.27	0	0	1.00%	8.6%	12/31/2023	1.28	0	0	0.75%	8.9%
12/31/2022	1.15	330	381	1.25%	-13.2%	12/31/2022	1.17	0	0	1.00%	-12.9%	12/31/2022	1.18	0	0	0.75%	-12.7%
12/31/2021	1.33	54	72	1.25%	32.8%	12/31/2021	1.34	0	0	1.00%	33.1%	12/31/2021	1.35	0	0	0.75%	33.5%
12/31/2020	1.00	83	83	1.25%	-2.3%	12/31/2020	1.01	0	0	1.00%	-2.0%	12/31/2020	1.01	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	10.8%	12/31/2024	$1.47	0	$0	0.25%	11.0%	12/31/2024	$1.49	0	$0	0.00%	11.3%
12/31/2023	1.30	0	0	0.50%	9.1%	12/31/2023	1.32	0	0	0.25%	9.4%	12/31/2023	1.34	0	0	0.00%	9.7%
12/31/2022	1.19	0	0	0.50%	-12.5%	12/31/2022	1.21	0	0	0.25%	-12.3%	12/31/2022	1.22	0	0	0.00%	-12.1%
12/31/2021	1.36	0	0	0.50%	33.8%	12/31/2021	1.38	0	0	0.25%	34.1%	12/31/2021	1.39	0	0	0.00%	34.5%
12/31/2020	1.02	0	0	0.50%	-1.5%	12/31/2020	1.03	0	0	0.25%	-1.3%	12/31/2020	1.03	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.6%
2022	1.9%
2021	0.7%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Core Fund R6 Class - 06-3GP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,339,890	$1,240,522	44,071
Receivables: investments sold	751
Payables: investments purchased	-
Net assets	$1,340,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,340,641	962,477	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,340,641	962,477

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,483
Mortality & expense charges			(15,492)
Net investment income (loss)			(6,009)

Gain (loss) on investments:
Net realized gain (loss)			3,640
Realized gain distributions			7,654
Net change in unrealized appreciation (depreciation)			79,897
Net gain (loss)			91,191

Increase (decrease) in net assets from operations			$85,182

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,009)	$(7,923)
Net realized gain (loss)		3,640	(38,044)
Realized gain distributions		7,654	49,707
Net change in unrealized appreciation (depreciation)		79,897	194,104

Increase (decrease) in net assets from operations		85,182	197,844

Contract owner transactions:
Proceeds from units sold		719,839	1,041,123
Cost of units redeemed		(1,145,919)	(914,193)
Account charges		(1,219)	(4,190)
Increase (decrease)		(427,299)	122,740
Net increase (decrease)		(342,117)	320,584
Net assets, beginning		1,682,758	1,362,174
Net assets, ending		$1,340,641	$1,682,758

Units sold		550,363	894,992
Units redeemed		(905,035)	(779,379)
Net increase (decrease)		(354,672)	115,613
Units outstanding, beginning		1,317,149	1,201,536
Units outstanding, ending		962,477	1,317,149

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,597,147
Cost of units redeemed/account charges			(2,400,863)
Net investment income (loss)			(18,595)
Net realized gain (loss)			(52,317)
Realized gain distributions			115,901
Net change in unrealized appreciation (depreciation)			99,368
Net assets			$1,340,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	962	$1,341	1.25%	9.0%	12/31/2024	$1.42	0	$0	1.00%	9.3%	12/31/2024	$1.44	0	$0	0.75%	9.6%
12/31/2023	1.28	1,317	1,683	1.25%	12.7%	12/31/2023	1.30	0	0	1.00%	13.0%	12/31/2023	1.31	0	0	0.75%	13.3%
12/31/2022	1.13	1,202	1,362	1.25%	-16.8%	12/31/2022	1.15	0	0	1.00%	-16.6%	12/31/2022	1.16	0	0	0.75%	-16.4%
12/31/2021	1.36	186	253	1.25%	21.8%	12/31/2021	1.38	0	0	1.00%	22.1%	12/31/2021	1.39	0	0	0.75%	22.4%
12/31/2020	1.12	31	35	1.25%	14.1%	12/31/2020	1.13	0	0	1.00%	14.4%	12/31/2020	1.13	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	9.9%	12/31/2024	$1.49	0	$0	0.25%	10.1%	12/31/2024	$1.51	0	$0	0.00%	10.4%
12/31/2023	1.33	0	0	0.50%	13.5%	12/31/2023	1.35	0	0	0.25%	13.8%	12/31/2023	1.37	0	0	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.40	0	0	0.50%	22.7%	12/31/2021	1.41	0	0	0.25%	23.0%	12/31/2021	1.42	0	0	0.00%	23.3%
12/31/2020	1.14	0	0	0.50%	14.9%	12/31/2020	1.15	0	0	0.25%	15.2%	12/31/2020	1.15	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.8%
2022	1.0%
2021	0.5%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Global Bond R6 Class - 06-6XP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,408,041	$17,273,392	1,868,958
Receivables: investments sold	-
Payables: investments purchased	(288,383)
Net assets	$17,119,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,119,658	16,742,860	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$17,119,658	16,742,860

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$319,537
Mortality & expense charges			(104,022)
Net investment income (loss)			215,515

Gain (loss) on investments:
Net realized gain (loss)			28,903
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			134,649
Net gain (loss)			163,552

Increase (decrease) in net assets from operations			$379,067

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$215,515	$-
Net realized gain (loss)		28,903	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		134,649	-

Increase (decrease) in net assets from operations		379,067	-

Contract owner transactions:
Proceeds from units sold		19,213,455	-
Cost of units redeemed		(2,446,083)	-
Account charges		(26,781)	-
Increase (decrease)		16,740,591	-
Net increase (decrease)		17,119,658	-
Net assets, beginning		-	-
Net assets, ending		$17,119,658	$-

Units sold		19,787,006	-
Units redeemed		(3,044,146)	-
Net increase (decrease)		16,742,860	-
Units outstanding, beginning		-	-
Units outstanding, ending		16,742,860	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,213,455
Cost of units redeemed/account charges			(2,472,864)
Net investment income (loss)			215,515
Net realized gain (loss)			28,903
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			134,649
Net assets			$17,119,658

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	16,743	$17,120	1.25%	2.3%	12/31/2024	$1.02	0	$0	1.00%	2.4%	12/31/2024	$1.03	0	$0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	2.7%	12/31/2024	$1.03	0	$0	0.25%	2.8%	12/31/2024	$1.03	0	$0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund A Class - 06-621

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,860	$6,874	588
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$6,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,862	3,574	$1.92
Band 100	-	-	2.00
Band 75	-	-	2.08
Band 50	-	-	2.16
Band 25	-	-	2.25
Band 0	-	-	2.34
Total	$6,862	3,574

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$189
Mortality & expense charges			(118)
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			(92)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			358
Net gain (loss)			266

Increase (decrease) in net assets from operations			$337

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$(44)
Net realized gain (loss)		(92)	(2,637)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		358	2,412

Increase (decrease) in net assets from operations		337	(269)

Contract owner transactions:
Proceeds from units sold		459	4,447
Cost of units redeemed		(5,309)	(22,810)
Account charges		-	(213)
Increase (decrease)		(4,850)	(18,576)
Net increase (decrease)		(4,513)	(18,845)
Net assets, beginning		11,375	30,220
Net assets, ending		$6,862	$11,375

Units sold		249	2,465
Units redeemed		(2,835)	(12,839)
Net increase (decrease)		(2,586)	(10,374)
Units outstanding, beginning		6,160	16,534
Units outstanding, ending		3,574	6,160

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,021,048
Cost of units redeemed/account charges			(1,049,917)
Net investment income (loss)			20,856
Net realized gain (loss)			14,889
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14)
Net assets			$6,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	4	$7	1.25%	4.0%	12/31/2024	$2.00	0	$0	1.00%	4.2%	12/31/2024	$2.08	0	$0	0.75%	4.5%
12/31/2023	1.85	6	11	1.25%	1.0%	12/31/2023	1.92	0	0	1.00%	1.3%	12/31/2023	1.99	0	0	0.75%	1.5%
12/31/2022	1.83	17	30	1.25%	-11.0%	12/31/2022	1.89	0	0	1.00%	-10.8%	12/31/2022	1.96	0	0	0.75%	-10.6%
12/31/2021	2.05	29	60	1.25%	21.9%	12/31/2021	2.12	0	0	1.00%	22.2%	12/31/2021	2.19	0	0	0.75%	22.5%
12/31/2020	1.68	20	34	1.25%	2.4%	12/31/2020	1.73	0	0	1.00%	2.7%	12/31/2020	1.79	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	4.8%	12/31/2024	$2.25	0	$0	0.25%	5.0%	12/31/2024	$2.34	0	$0	0.00%	5.3%
12/31/2023	2.06	0	0	0.50%	1.8%	12/31/2023	2.14	0	0	0.25%	2.0%	12/31/2023	2.22	0	0	0.00%	2.3%
12/31/2022	2.02	0	0	0.50%	-10.3%	12/31/2022	2.10	0	0	0.25%	-10.1%	12/31/2022	2.17	0	0	0.00%	-9.9%
12/31/2021	2.26	0	0	0.50%	22.8%	12/31/2021	2.33	0	0	0.25%	23.2%	12/31/2021	2.41	0	0	0.00%	23.5%
12/31/2020	1.84	0	0	0.50%	3.2%	12/31/2020	1.89	0	0	0.25%	3.4%	12/31/2020	1.95	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.6%
2022	2.5%
2021	7.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund A Class - 06-622

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,154	$91,658	5,285
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$121,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,551	2,515	$5.79
Band 100	106,593	17,713	6.02
Band 75	-	-	6.26
Band 50	-	-	6.51
Band 25	-	-	6.77
Band 0	-	-	7.04
Total	$121,144	20,228

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$507
Mortality & expense charges			(1,222)
Net investment income (loss)			(715)

Gain (loss) on investments:
Net realized gain (loss)			2,584
Realized gain distributions			8,097
Net change in unrealized appreciation (depreciation)			13,219
Net gain (loss)			23,900

Increase (decrease) in net assets from operations			$23,185

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(715)	$(646)
Net realized gain (loss)		2,584	3,523
Realized gain distributions		8,097	1,902
Net change in unrealized appreciation (depreciation)		13,219	21,016

Increase (decrease) in net assets from operations		23,185	25,795

Contract owner transactions:
Proceeds from units sold		166	2
Cost of units redeemed		(8,083)	(42,709)
Account charges		(29)	(30)
Increase (decrease)		(7,946)	(42,737)
Net increase (decrease)		15,239	(16,942)
Net assets, beginning		105,905	122,847
Net assets, ending		$121,144	$105,905

Units sold		32	-
Units redeemed		(1,458)	(9,998)
Net increase (decrease)		(1,426)	(9,998)
Units outstanding, beginning		21,654	31,652
Units outstanding, ending		20,228	21,654

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$583,367
Cost of units redeemed/account charges			(619,021)
Net investment income (loss)			(8,937)
Net realized gain (loss)			31,236
Realized gain distributions			105,003
Net change in unrealized appreciation (depreciation)			29,496
Net assets			$121,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.79	3	$15	1.25%	22.0%	12/31/2024	$6.02	18	$107	1.00%	22.3%	12/31/2024	$6.26	0	$0	0.75%	22.6%
12/31/2023	4.74	4	17	1.25%	24.8%	12/31/2023	4.92	18	89	1.00%	25.1%	12/31/2023	5.10	0	0	0.75%	25.4%
12/31/2022	3.80	13	48	1.25%	-16.8%	12/31/2022	3.93	19	75	1.00%	-16.6%	12/31/2022	4.07	0	0	0.75%	-16.4%
12/31/2021	4.57	22	101	1.25%	27.2%	12/31/2021	4.72	22	102	1.00%	27.5%	12/31/2021	4.87	0	0	0.75%	27.8%
12/31/2020	3.59	24	87	1.25%	17.3%	12/31/2020	3.70	22	83	1.00%	17.6%	12/31/2020	3.81	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.51	0	$0	0.50%	22.9%	12/31/2024	$6.77	0	$0	0.25%	23.2%	12/31/2024	$7.04	0	$0	0.00%	23.6%
12/31/2023	5.29	0	0	0.50%	25.7%	12/31/2023	5.49	0	0	0.25%	26.0%	12/31/2023	5.70	0	0	0.00%	26.3%
12/31/2022	4.21	0	0	0.50%	-16.2%	12/31/2022	4.36	0	0	0.25%	-16.0%	12/31/2022	4.51	0	0	0.00%	-15.8%
12/31/2021	5.03	0	0	0.50%	28.1%	12/31/2021	5.19	0	0	0.25%	28.4%	12/31/2021	5.35	0	0	0.00%	28.8%
12/31/2020	3.92	0	0	0.50%	18.2%	12/31/2020	4.04	0	0	0.25%	18.5%	12/31/2020	4.16	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.6%
2022	0.7%
2021	0.5%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund A Class - 06-613

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$798,181	$780,877	36,841
Receivables: investments sold	1,655
Payables: investments purchased	-
Net assets	$799,836

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$799,836	368,106	$2.17
Band 100	-	-	2.25
Band 75	-	-	2.32
Band 50	-	-	2.40
Band 25	-	-	2.49
Band 0	-	-	2.57
Total	$799,836	368,106

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,972
Mortality & expense charges			(10,139)
Net investment income (loss)			9,833

Gain (loss) on investments:
Net realized gain (loss)			(15,663)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,898
Net gain (loss)			26,235

Increase (decrease) in net assets from operations			$36,068

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,833	$1,711
Net realized gain (loss)		(15,663)	(28,175)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		41,898	73,036

Increase (decrease) in net assets from operations		36,068	46,572

Contract owner transactions:
Proceeds from units sold		941,069	145,427
Cost of units redeemed		(734,390)	(125,670)
Account charges		(424)	(209)
Increase (decrease)		206,255	19,548
Net increase (decrease)		242,323	66,120
Net assets, beginning		557,513	491,393
Net assets, ending		$799,836	$557,513

Units sold		450,493	73,465
Units redeemed		(350,437)	(66,525)
Net increase (decrease)		100,056	6,940
Units outstanding, beginning		268,050	261,110
Units outstanding, ending		368,106	268,050

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,561,902
Cost of units redeemed/account charges			(5,331,721)
Net investment income (loss)			74,512
Net realized gain (loss)			13,444
Realized gain distributions			464,395
Net change in unrealized appreciation (depreciation)			17,304
Net assets			$799,836

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	368	$800	1.25%	4.5%	12/31/2024	$2.25	0	$0	1.00%	4.7%	12/31/2024	$2.32	0	$0	0.75%	5.0%
12/31/2023	2.08	268	558	1.25%	10.5%	12/31/2023	2.15	0	0	1.00%	10.8%	12/31/2023	2.21	0	0	0.75%	11.1%
12/31/2022	1.88	261	491	1.25%	-28.5%	12/31/2022	1.94	0	0	1.00%	-28.3%	12/31/2022	1.99	0	0	0.75%	-28.2%
12/31/2021	2.63	276	726	1.25%	40.8%	12/31/2021	2.70	0	0	1.00%	41.1%	12/31/2021	2.78	0	0	0.75%	41.5%
12/31/2020	1.87	229	429	1.25%	-6.4%	12/31/2020	1.92	0	0	1.00%	-6.1%	12/31/2020	1.96	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.40	0	$0	0.50%	5.3%	12/31/2024	$2.49	0	$0	0.25%	5.5%	12/31/2024	$2.57	0	$0	0.00%	5.8%
12/31/2023	2.28	0	0	0.50%	11.3%	12/31/2023	2.36	0	0	0.25%	11.6%	12/31/2023	2.43	0	0	0.00%	11.9%
12/31/2022	2.05	0	0	0.50%	-28.0%	12/31/2022	2.11	0	0	0.25%	-27.8%	12/31/2022	2.17	0	0	0.00%	-27.6%
12/31/2021	2.85	0	0	0.50%	41.8%	12/31/2021	2.93	0	0	0.25%	42.2%	12/31/2021	3.00	0	0	0.00%	42.5%
12/31/2020	2.01	0	0	0.50%	-5.7%	12/31/2020	2.06	0	0	0.25%	-5.4%	12/31/2020	2.11	18	37	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	1.5%
2022	1.2%
2021	1.1%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund S Class - 06-617

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,604,704	$1,625,780	73,868
Receivables: investments sold	10,056
Payables: investments purchased	-
Net assets	$1,614,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,614,760	719,745	$2.24
Band 100	-	-	2.32
Band 75	-	-	2.40
Band 50	-	-	2.48
Band 25	-	-	2.57
Band 0	-	-	2.66
Total	$1,614,760	719,745

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$46,023
Mortality & expense charges			(22,797)
Net investment income (loss)			23,226

Gain (loss) on investments:
Net realized gain (loss)			(37,930)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,225
Net gain (loss)			72,295

Increase (decrease) in net assets from operations			$95,521

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,226	$10,667
Net realized gain (loss)		(37,930)	(89,598)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		110,225	256,653

Increase (decrease) in net assets from operations		95,521	177,722

Contract owner transactions:
Proceeds from units sold		584,644	379,470
Cost of units redeemed		(916,375)	(517,877)
Account charges		(1,157)	(1,475)
Increase (decrease)		(332,888)	(139,882)
Net increase (decrease)		(237,367)	37,840
Net assets, beginning		1,852,127	1,814,287
Net assets, ending		$1,614,760	$1,852,127

Units sold		280,462	197,148
Units redeemed		(425,065)	(270,609)
Net increase (decrease)		(144,603)	(73,461)
Units outstanding, beginning		864,348	937,809
Units outstanding, ending		719,745	864,348

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,341,705
Cost of units redeemed/account charges			(25,474,292)
Net investment income (loss)			348,348
Net realized gain (loss)			265,133
Realized gain distributions			2,154,942
Net change in unrealized appreciation (depreciation)			(21,076)
Net assets			$1,614,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.24	720	$1,615	1.25%	4.7%	12/31/2024	$2.32	0	$0	1.00%	5.0%	12/31/2024	$2.40	0	$0	0.75%	5.2%
12/31/2023	2.14	864	1,852	1.25%	10.8%	12/31/2023	2.21	0	0	1.00%	11.0%	12/31/2023	2.28	0	0	0.75%	11.3%
12/31/2022	1.93	938	1,814	1.25%	-28.3%	12/31/2022	1.99	0	0	1.00%	-28.1%	12/31/2022	2.05	0	0	0.75%	-28.0%
12/31/2021	2.70	1,206	3,255	1.25%	41.0%	12/31/2021	2.77	0	0	1.00%	41.4%	12/31/2021	2.84	0	0	0.75%	41.7%
12/31/2020	1.91	2,178	4,168	1.25%	-6.2%	12/31/2020	1.96	0	0	1.00%	-5.9%	12/31/2020	2.01	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	0	$0	0.50%	5.5%	12/31/2024	$2.57	0	$0	0.25%	5.8%	12/31/2024	$2.66	0	$0	0.00%	6.0%
12/31/2023	2.35	0	0	0.50%	11.6%	12/31/2023	2.43	0	0	0.25%	11.9%	12/31/2023	2.51	0	0	0.00%	12.2%
12/31/2022	2.11	0	0	0.50%	-27.8%	12/31/2022	2.17	0	0	0.25%	-27.6%	12/31/2022	2.23	0	0	0.00%	-27.4%
12/31/2021	2.92	0	0	0.50%	42.1%	12/31/2021	3.00	0	0	0.25%	42.4%	12/31/2021	3.08	0	0	0.00%	42.8%
12/31/2020	2.06	0	0	0.50%	-5.5%	12/31/2020	2.10	0	0	0.25%	-5.2%	12/31/2020	2.16	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	1.8%
2022	1.3%
2021	1.4%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund S Class - 06-608 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.10
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$201,649
Cost of units redeemed/account charges			(192,899)
Net investment income (loss)			12,094
Net realized gain (loss)			(20,844)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	1.2%	12/31/2024	$1.05	0	$0	1.00%	1.5%	12/31/2024	$1.07	0	$0	0.75%	1.8%
12/31/2023	1.01	0	0	1.25%	-6.5%	12/31/2023	1.03	0	0	1.00%	-6.3%	12/31/2023	1.05	0	0	0.75%	-6.0%
12/31/2022	1.08	0	0	1.25%	8.2%	12/31/2022	1.10	0	0	1.00%	8.4%	12/31/2022	1.12	0	0	0.75%	8.7%
12/31/2021	1.00	0	0	1.25%	28.1%	12/31/2021	1.01	0	0	1.00%	28.4%	12/31/2021	1.03	0	0	0.75%	28.8%
12/31/2020	0.78	0	0	1.25%	-3.1%	12/31/2020	0.79	0	0	1.00%	-2.9%	12/31/2020	0.80	0	0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	2.0%	12/31/2024	$1.13	0	$0	0.25%	2.3%	12/31/2024	$1.16	0	$0	0.00%	2.5%
12/31/2023	1.08	0	0	0.50%	-5.8%	12/31/2023	1.10	0	0	0.25%	-5.6%	12/31/2023	1.13	0	0	0.00%	-5.3%
12/31/2022	1.14	0	0	0.50%	9.0%	12/31/2022	1.17	0	0	0.25%	9.2%	12/31/2022	1.19	0	0	0.00%	9.5%
12/31/2021	1.05	0	0	0.50%	29.1%	12/31/2021	1.07	0	0	0.25%	29.4%	12/31/2021	1.09	0	0	0.00%	29.7%
12/31/2020	0.81	0	0	0.50%	-2.4%	12/31/2020	0.83	0	0	0.25%	-2.1%	12/31/2020	0.84	0	0	0.00%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	1.25%	10.6%	12/31/2024	$1.37	0	$0	1.00%	10.9%	12/31/2024	$1.40	0	$0	0.75%	11.1%
12/31/2023	1.20	0	0	1.25%	0.6%	12/31/2023	1.23	0	0	1.00%	0.8%	12/31/2023	1.26	0	0	0.75%	1.1%
12/31/2022	1.20	0	0	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.7%	12/31/2022	1.25	0	0	0.75%	-8.4%
12/31/2021	1.31	0	0	1.25%	18.8%	12/31/2021	1.34	0	0	1.00%	19.1%	12/31/2021	1.36	0	0	0.75%	19.4%
12/31/2020	1.11	0	0	1.25%	-3.3%	12/31/2020	1.12	0	0	1.00%	-3.1%	12/31/2020	1.14	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	11.4%	12/31/2024	$1.47	0	$0	0.25%	11.7%	12/31/2024	$1.51	0	$0	0.00%	12.0%
12/31/2023	1.29	0	0	0.50%	1.3%	12/31/2023	1.32	0	0	0.25%	1.6%	12/31/2023	1.35	0	0	0.00%	1.8%
12/31/2022	1.27	0	0	0.50%	-8.2%	12/31/2022	1.30	0	0	0.25%	-8.0%	12/31/2022	1.32	0	0	0.00%	-7.8%
12/31/2021	1.38	0	0	0.50%	19.7%	12/31/2021	1.41	0	0	0.25%	20.0%	12/31/2021	1.43	0	0	0.00%	20.3%
12/31/2020	1.16	0	0	0.50%	-2.6%	12/31/2020	1.17	0	0	0.25%	-2.3%	12/31/2020	1.19	0	0	0.00%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund A Class - 06-916

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,691	$6,610	1,205
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$6,678

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,678	6,677	$1.00
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.13
Total	$6,678	6,677

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$102
Mortality & expense charges			(31)
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81
Net gain (loss)			82

Increase (decrease) in net assets from operations			$153

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		81	-

Increase (decrease) in net assets from operations		153	-

Contract owner transactions:
Proceeds from units sold		6,551	-
Cost of units redeemed		-	-
Account charges		(26)	-
Increase (decrease)		6,525	-
Net increase (decrease)		6,678	-
Net assets, beginning		-	-
Net assets, ending		$6,678	$-

Units sold		6,703	-
Units redeemed		(26)	-
Net increase (decrease)		6,677	-
Units outstanding, beginning		-	-
Units outstanding, ending		6,677	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,393
Cost of units redeemed/account charges			(4,154)
Net investment income (loss)			171
Net realized gain (loss)			187
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81
Net assets			$6,678

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	7	$7	1.25%	1.1%	12/31/2024	$1.03	0	$0	1.00%	1.3%	12/31/2024	$1.05	0	$0	0.75%	1.6%
12/31/2023	0.99	0	0	1.25%	-6.6%	12/31/2023	1.01	0	0	1.00%	-6.4%	12/31/2023	1.03	0	0	0.75%	-6.2%
12/31/2022	1.06	0	0	1.25%	7.8%	12/31/2022	1.08	0	0	1.00%	8.1%	12/31/2022	1.10	0	0	0.75%	8.4%
12/31/2021	0.98	0	0	1.25%	27.8%	12/31/2021	1.00	0	0	1.00%	28.1%	12/31/2021	1.02	0	0	0.75%	28.4%
12/31/2020	0.77	0	0	1.25%	-3.2%	12/31/2020	0.78	0	0	1.00%	-3.0%	12/31/2020	0.79	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	1.8%	12/31/2024	$1.10	0	$0	0.25%	2.1%	12/31/2024	$1.13	0	$0	0.00%	2.4%
12/31/2023	1.06	0	0	0.50%	-5.9%	12/31/2023	1.08	0	0	0.25%	-5.7%	12/31/2023	1.11	0	0	0.00%	-5.4%
12/31/2022	1.12	0	0	0.50%	8.6%	12/31/2022	1.15	0	0	0.25%	8.9%	12/31/2022	1.17	0	0	0.00%	9.2%
12/31/2021	1.04	0	0	0.50%	28.8%	12/31/2021	1.05	0	0	0.25%	29.1%	12/31/2021	1.07	0	0	0.00%	29.4%
12/31/2020	0.80	0	0	0.50%	-2.5%	12/31/2020	0.82	0	0	0.25%	-2.3%	12/31/2020	0.83	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	1.25%	10.5%	12/31/2024	$1.34	0	$0	1.00%	10.8%	12/31/2024	$1.38	0	$0	0.75%	11.1%
12/31/2023	1.19	0	0	1.25%	0.4%	12/31/2023	1.21	0	0	1.00%	0.7%	12/31/2023	1.24	0	0	0.75%	0.9%
12/31/2022	1.18	0	0	1.25%	-9.1%	12/31/2022	1.20	0	0	1.00%	-8.9%	12/31/2022	1.23	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	18.7%	12/31/2021	1.32	0	0	1.00%	19.0%	12/31/2021	1.35	0	0	0.75%	19.3%
12/31/2020	1.09	0	0	1.25%	-3.5%	12/31/2020	1.11	0	0	1.00%	-3.2%	12/31/2020	1.13	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	11.4%	12/31/2024	$1.45	0	$0	0.25%	11.6%	12/31/2024	$1.48	0	$0	0.00%	11.9%
12/31/2023	1.27	0	0	0.50%	1.2%	12/31/2023	1.30	0	0	0.25%	1.4%	12/31/2023	1.33	0	0	0.00%	1.7%
12/31/2022	1.25	0	0	0.50%	-8.4%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.30	0	0	0.00%	-8.0%
12/31/2021	1.37	0	0	0.50%	19.6%	12/31/2021	1.39	0	0	0.25%	19.9%	12/31/2021	1.42	0	0	0.00%	20.2%
12/31/2020	1.14	0	0	0.50%	-2.7%	12/31/2020	1.16	0	0	0.25%	-2.5%	12/31/2020	1.18	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,332,709	$6,353,249	296,193
Receivables: investments sold	85,797
Payables: investments purchased	-
Net assets	$6,418,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,418,506	4,422,676	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$6,418,506	4,422,676

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$175,415
Mortality & expense charges			(76,536)
Net investment income (loss)			98,879

Gain (loss) on investments:
Net realized gain (loss)			(50,288)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			252,012
Net gain (loss)			201,724

Increase (decrease) in net assets from operations			$300,603

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$98,879	$43,199
Net realized gain (loss)		(50,288)	(241,644)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		252,012	817,582

Increase (decrease) in net assets from operations		300,603	619,137

Contract owner transactions:
Proceeds from units sold		7,794,263	9,495,912
Cost of units redeemed		(7,879,006)	(8,874,243)
Account charges		(12,005)	(10,167)
Increase (decrease)		(96,748)	611,502
Net increase (decrease)		203,855	1,230,639
Net assets, beginning		6,214,651	4,984,012
Net assets, ending		$6,418,506	$6,214,651

Units sold		5,506,626	7,528,895
Units redeemed		(5,576,346)	(7,037,225)
Net increase (decrease)		(69,720)	491,670
Units outstanding, beginning		4,492,396	4,000,726
Units outstanding, ending		4,422,676	4,492,396

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,188,654
Cost of units redeemed/account charges			(32,576,184)
Net investment income (loss)			262,910
Net realized gain (loss)			(297,658)
Realized gain distributions			861,324
Net change in unrealized appreciation (depreciation)			(20,540)
Net assets			$6,418,506

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	4,423	$6,419	1.25%	4.9%	12/31/2024	$1.48	0	$0	1.00%	5.2%	12/31/2024	$1.51	0	$0	0.75%	5.4%
12/31/2023	1.38	4,492	6,215	1.25%	11.0%	12/31/2023	1.41	0	0	1.00%	11.3%	12/31/2023	1.43	0	0	0.75%	11.6%
12/31/2022	1.25	4,001	4,984	1.25%	-28.2%	12/31/2022	1.26	0	0	1.00%	-28.0%	12/31/2022	1.28	0	0	0.75%	-27.8%
12/31/2021	1.73	4,436	7,694	1.25%	41.3%	12/31/2021	1.76	0	0	1.00%	41.7%	12/31/2021	1.78	0	0	0.75%	42.1%
12/31/2020	1.23	1,437	1,764	1.25%	-5.9%	12/31/2020	1.24	0	0	1.00%	-5.7%	12/31/2020	1.25	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	5.7%	12/31/2024	$1.57	0	$0	0.25%	6.0%	12/31/2024	$1.61	0	$0	0.00%	6.2%
12/31/2023	1.46	0	0	0.50%	11.9%	12/31/2023	1.48	0	0	0.25%	12.2%	12/31/2023	1.51	0	0	0.00%	12.4%
12/31/2022	1.30	0	0	0.50%	-27.6%	12/31/2022	1.32	0	0	0.25%	-27.5%	12/31/2022	1.34	0	0	0.00%	-27.3%
12/31/2021	1.80	0	0	0.50%	42.4%	12/31/2021	1.82	0	0	0.25%	42.8%	12/31/2021	1.85	0	0	0.00%	43.1%
12/31/2020	1.27	0	0	0.50%	-5.2%	12/31/2020	1.28	0	0	0.25%	-5.0%	12/31/2020	1.29	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	1.9%
2022	1.6%
2021	1.8%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund A Class - 06-FNF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,289	$35,448	3,114
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$43,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,311	20,511	$1.72
Band 100	7,976	4,540	1.76
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.91
Total	$43,287	25,051

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$500
Mortality & expense charges			(482)
Net investment income (loss)			18

Gain (loss) on investments:
Net realized gain (loss)			1,773
Realized gain distributions			2,907
Net change in unrealized appreciation (depreciation)			1,067
Net gain (loss)			5,747

Increase (decrease) in net assets from operations			$5,765

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18	$82
Net realized gain (loss)		1,773	37
Realized gain distributions		2,907	-
Net change in unrealized appreciation (depreciation)		1,067	6,781

Increase (decrease) in net assets from operations		5,765	6,900

Contract owner transactions:
Proceeds from units sold		3,156	1
Cost of units redeemed		(8,758)	-
Account charges		(3)	(9)
Increase (decrease)		(5,605)	(8)
Net increase (decrease)		160	6,892
Net assets, beginning		43,127	36,235
Net assets, ending		$43,287	$43,127

Units sold		1,778	-
Units redeemed		(5,699)	(7)
Net increase (decrease)		(3,921)	(7)
Units outstanding, beginning		28,972	28,979
Units outstanding, ending		25,051	28,972

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$131,061
Cost of units redeemed/account charges			(111,861)
Net investment income (loss)			644
Net realized gain (loss)			10,294
Realized gain distributions			5,308
Net change in unrealized appreciation (depreciation)			7,841
Net assets			$43,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	21	$35	1.25%	16.0%	12/31/2024	$1.76	5	$8	1.00%	16.3%	12/31/2024	$1.79	0	$0	0.75%	16.6%
12/31/2023	1.48	24	36	1.25%	19.0%	12/31/2023	1.51	5	7	1.00%	19.3%	12/31/2023	1.54	0	0	0.75%	19.6%
12/31/2022	1.25	24	30	1.25%	-16.9%	12/31/2022	1.27	5	6	1.00%	-16.7%	12/31/2022	1.29	0	0	0.75%	-16.5%
12/31/2021	1.50	37	56	1.25%	24.7%	12/31/2021	1.52	5	7	1.00%	25.1%	12/31/2021	1.54	0	0	0.75%	25.4%
12/31/2020	1.20	28	34	1.25%	-14.0%	12/31/2020	1.22	5	6	1.00%	-13.7%	12/31/2020	1.23	0	0	0.75%	-13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	16.9%	12/31/2024	$1.87	0	$0	0.25%	17.2%	12/31/2024	$1.91	0	$0	0.00%	17.4%
12/31/2023	1.57	0	0	0.50%	19.9%	12/31/2023	1.59	0	0	0.25%	20.2%	12/31/2023	1.62	0	0	0.00%	20.5%
12/31/2022	1.31	0	0	0.50%	-16.2%	12/31/2022	1.33	0	0	0.25%	-16.0%	12/31/2022	1.35	0	0	0.00%	-15.8%
12/31/2021	1.56	0	0	0.50%	25.7%	12/31/2021	1.58	0	0	0.25%	26.0%	12/31/2021	1.60	0	0	0.00%	26.3%
12/31/2020	1.24	0	0	0.50%	-13.3%	12/31/2020	1.25	0	0	0.25%	-13.1%	12/31/2020	1.27	0	0	0.00%	-12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	0.9%
2021	1.6%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund S Class - 06-FNG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			19

Increase (decrease) in net assets from operations			$19

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$1
Net realized gain (loss)		26	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7)	7

Increase (decrease) in net assets from operations		19	8

Contract owner transactions:
Proceeds from units sold		-	105
Cost of units redeemed		(132)	-
Account charges		-	-
Increase (decrease)		(132)	105
Net increase (decrease)		(113)	113
Net assets, beginning		113	-
Net assets, ending		$-	$113

Units sold		1	74
Units redeemed		(75)	-
Net increase (decrease)		(74)	74
Units outstanding, beginning		74	-
Units outstanding, ending		-	74

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$105
Cost of units redeemed/account charges			(132)
Net investment income (loss)			1
Net realized gain (loss)			26
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	1.25%	16.3%	12/31/2024	$1.80	0	$0	1.00%	16.6%	12/31/2024	$1.84	0	$0	0.75%	16.9%
12/31/2023	1.52	0	0	1.25%	19.3%	12/31/2023	1.55	0	0	1.00%	19.6%	12/31/2023	1.57	0	0	0.75%	19.9%
12/31/2022	1.27	0	0	1.25%	-16.5%	12/31/2022	1.29	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.52	0	0	1.25%	25.2%	12/31/2021	1.54	0	0	1.00%	25.5%	12/31/2021	1.56	0	0	0.75%	25.8%
12/31/2020	1.22	0	0	1.25%	-13.7%	12/31/2020	1.23	0	0	1.00%	-13.5%	12/31/2020	1.24	0	0	0.75%	-13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	17.2%	12/31/2024	$1.92	0	$0	0.25%	17.5%	12/31/2024	$1.95	0	$0	0.00%	17.8%
12/31/2023	1.60	0	0	0.50%	20.2%	12/31/2023	1.63	0	0	0.25%	20.5%	12/31/2023	1.66	0	0	0.00%	20.8%
12/31/2022	1.33	0	0	0.50%	-15.9%	12/31/2022	1.35	0	0	0.25%	-15.7%	12/31/2022	1.37	0	0	0.00%	-15.5%
12/31/2021	1.58	0	0	0.50%	26.1%	12/31/2021	1.60	0	0	0.25%	26.4%	12/31/2021	1.63	0	0	0.00%	26.7%
12/31/2020	1.26	0	0	0.50%	-13.0%	12/31/2020	1.27	0	0	0.25%	-12.8%	12/31/2020	1.28	0	0	0.00%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund A Class - 06-FPY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48	$53	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$48

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48	52	$0.92
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.01
Total	$48	52

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3
Mortality & expense charges			(1)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			(37)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23
Net gain (loss)			(14)

Increase (decrease) in net assets from operations			$(12)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$12
Net realized gain (loss)		(37)	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23	8

Increase (decrease) in net assets from operations		(12)	16

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		(460)	(27)
Account charges		-	-
Increase (decrease)		(460)	(25)
Net increase (decrease)		(472)	(9)
Net assets, beginning		520	529
Net assets, ending		$48	$520

Units sold		-	1
Units redeemed		(508)	(30)
Net increase (decrease)		(508)	(29)
Units outstanding, beginning		560	589
Units outstanding, ending		52	560

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$66,245
Cost of units redeemed/account charges			(64,697)
Net investment income (loss)			830
Net realized gain (loss)			(2,325)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5)
Net assets			$48

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	1.25%	-0.9%	12/31/2024	$0.94	0	$0	1.00%	-0.7%	12/31/2024	$0.96	0	$0	0.75%	-0.4%
12/31/2023	0.93	1	1	1.25%	3.4%	12/31/2023	0.94	0	0	1.00%	3.7%	12/31/2023	0.96	0	0	0.75%	3.9%
12/31/2022	0.90	1	1	1.25%	-13.1%	12/31/2022	0.91	0	0	1.00%	-12.9%	12/31/2022	0.92	0	0	0.75%	-12.7%
12/31/2021	1.03	18	18	1.25%	-2.6%	12/31/2021	1.05	0	0	1.00%	-2.3%	12/31/2021	1.06	0	0	0.75%	-2.1%
12/31/2020	1.06	6	6	1.25%	1.8%	12/31/2020	1.07	0	0	1.00%	2.0%	12/31/2020	1.08	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-0.2%	12/31/2024	$0.99	0	$0	0.25%	0.1%	12/31/2024	$1.01	0	$0	0.00%	0.3%
12/31/2023	0.98	0	0	0.50%	4.2%	12/31/2023	0.99	0	0	0.25%	4.4%	12/31/2023	1.01	0	0	0.00%	4.7%
12/31/2022	0.94	0	0	0.50%	-12.5%	12/31/2022	0.95	0	0	0.25%	-12.3%	12/31/2022	0.97	0	0	0.00%	-12.0%
12/31/2021	1.07	0	0	0.50%	-1.8%	12/31/2021	1.08	0	0	0.25%	-1.6%	12/31/2021	1.10	0	0	0.00%	-1.3%
12/31/2020	1.09	0	0	0.50%	2.5%	12/31/2020	1.10	0	0	0.25%	2.8%	12/31/2020	1.11	14	15	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	3.4%
2022	1.1%
2021	1.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund S Class - 06-FRC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,811	$61,202	5,422
Receivables: investments sold	546
Payables: investments purchased	-
Net assets	$62,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,357	66,534	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$62,357	66,534

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,492
Mortality & expense charges			(798)
Net investment income (loss)			1,694

Gain (loss) on investments:
Net realized gain (loss)			90
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,531)
Net gain (loss)			(2,441)

Increase (decrease) in net assets from operations			$(747)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,694	$1,849
Net realized gain (loss)		90	(7,858)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,531)	12,086

Increase (decrease) in net assets from operations		(747)	6,077

Contract owner transactions:
Proceeds from units sold		9,462	65,042
Cost of units redeemed		(14,320)	(103,093)
Account charges		(15)	(10)
Increase (decrease)		(4,873)	(38,061)
Net increase (decrease)		(5,620)	(31,984)
Net assets, beginning		67,977	99,961
Net assets, ending		$62,357	$67,977

Units sold		10,189	73,057
Units redeemed		(15,702)	(110,806)
Net increase (decrease)		(5,513)	(37,749)
Units outstanding, beginning		72,047	109,796
Units outstanding, ending		66,534	72,047

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,321,692
Cost of units redeemed/account charges			(1,280,539)
Net investment income (loss)			51,268
Net realized gain (loss)			(30,673)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			609
Net assets			$62,357

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	67	$62	1.25%	-0.7%	12/31/2024	$0.96	0	$0	1.00%	-0.4%	12/31/2024	$0.97	0	$0	0.75%	-0.2%
12/31/2023	0.94	72	68	1.25%	3.6%	12/31/2023	0.96	0	0	1.00%	3.9%	12/31/2023	0.98	0	0	0.75%	4.2%
12/31/2022	0.91	110	100	1.25%	-12.9%	12/31/2022	0.92	0	0	1.00%	-12.7%	12/31/2022	0.94	0	0	0.75%	-12.5%
12/31/2021	1.05	112	117	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.1%	12/31/2021	1.07	0	0	0.75%	-1.9%
12/31/2020	1.07	106	113	1.25%	2.0%	12/31/2020	1.08	0	0	1.00%	2.3%	12/31/2020	1.09	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	0.1%	12/31/2024	$1.01	0	$0	0.25%	0.3%	12/31/2024	$1.03	0	$0	0.00%	0.6%
12/31/2023	0.99	0	0	0.50%	4.4%	12/31/2023	1.01	0	0	0.25%	4.7%	12/31/2023	1.03	0	0	0.00%	4.9%
12/31/2022	0.95	0	0	0.50%	-12.3%	12/31/2022	0.96	0	0	0.25%	-12.0%	12/31/2022	0.98	0	0	0.00%	-11.8%
12/31/2021	1.08	0	0	0.50%	-1.6%	12/31/2021	1.10	0	0	0.25%	-1.4%	12/31/2021	1.11	0	0	0.00%	-1.1%
12/31/2020	1.10	0	0	0.50%	2.8%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.12	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	3.2%
2022	2.0%
2021	1.3%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund A Class - 06-GGK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,881	$127,718	2,997
Receivables: investments sold	13,940
Payables: investments purchased	-
Net assets	$143,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,256	60,771	$1.70
Band 100	40,565	23,130	1.75
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$143,821	83,901

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$550
Mortality & expense charges			(1,856)
Net investment income (loss)			(1,306)

Gain (loss) on investments:
Net realized gain (loss)			26,564
Realized gain distributions			1,123
Net change in unrealized appreciation (depreciation)			(15,259)
Net gain (loss)			12,428

Increase (decrease) in net assets from operations			$11,122

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,306)	$(1,770)
Net realized gain (loss)		26,564	(1,619)
Realized gain distributions		1,123	-
Net change in unrealized appreciation (depreciation)		(15,259)	31,581

Increase (decrease) in net assets from operations		11,122	28,192

Contract owner transactions:
Proceeds from units sold		366,982	7,006
Cost of units redeemed		(487,485)	(79,893)
Account charges		(58)	(84)
Increase (decrease)		(120,561)	(72,971)
Net increase (decrease)		(109,439)	(44,779)
Net assets, beginning		253,260	298,039
Net assets, ending		$143,821	$253,260

Units sold		225,597	5,050
Units redeemed		(299,559)	(55,179)
Net increase (decrease)		(73,962)	(50,129)
Units outstanding, beginning		157,863	207,992
Units outstanding, ending		83,901	157,863

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,443,948
Cost of units redeemed/account charges			(1,392,595)
Net investment income (loss)			(14,858)
Net realized gain (loss)			84,759
Realized gain distributions			20,404
Net change in unrealized appreciation (depreciation)			2,163
Net assets			$143,821

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	61	$103	1.25%	8.3%	12/31/2024	$1.75	23	$41	1.00%	8.6%	12/31/2024	$1.76	0	$0	0.75%	8.8%
12/31/2023	1.57	38	60	1.25%	11.4%	12/31/2023	1.62	120	193	1.00%	11.7%	12/31/2023	1.62	0	0	0.75%	12.0%
12/31/2022	1.41	75	105	1.25%	-14.8%	12/31/2022	1.45	133	193	1.00%	-14.6%	12/31/2022	1.45	0	0	0.75%	-14.4%
12/31/2021	1.65	146	242	1.25%	39.1%	12/31/2021	1.69	144	244	1.00%	39.4%	12/31/2021	1.69	0	0	0.75%	39.8%
12/31/2020	1.19	162	192	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	9.1%	12/31/2024	$1.83	0	$0	0.25%	9.4%	12/31/2024	$1.86	0	$0	0.00%	9.6%
12/31/2023	1.64	0	0	0.50%	12.2%	12/31/2023	1.67	0	0	0.25%	12.5%	12/31/2023	1.69	0	0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.48	0	0	0.25%	-14.0%	12/31/2022	1.50	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	40.1%	12/31/2021	1.72	0	0	0.25%	40.5%	12/31/2021	1.74	0	0	0.00%	40.8%
12/31/2020	1.22	0	0	0.50%	13.8%	12/31/2020	1.23	0	0	0.25%	14.1%	12/31/2020	1.24	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund S Class - 06-GGM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,595	$374,478	8,695
Receivables: investments sold	3,176
Payables: investments purchased	-
Net assets	$438,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$438,771	254,041	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$438,771	254,041

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,960
Mortality & expense charges			(4,854)
Net investment income (loss)			(1,894)

Gain (loss) on investments:
Net realized gain (loss)			3,391
Realized gain distributions			3,579
Net change in unrealized appreciation (depreciation)			26,035
Net gain (loss)			33,005

Increase (decrease) in net assets from operations			$31,111

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,894)	$725
Net realized gain (loss)		3,391	2,020
Realized gain distributions		3,579	-
Net change in unrealized appreciation (depreciation)		26,035	26,402

Increase (decrease) in net assets from operations		31,111	29,147

Contract owner transactions:
Proceeds from units sold		78,234	230,085
Cost of units redeemed		(26,603)	(11,543)
Account charges		(27)	(3)
Increase (decrease)		51,604	218,539
Net increase (decrease)		82,715	247,686
Net assets, beginning		356,056	108,370
Net assets, ending		$438,771	$356,056

Units sold		46,725	155,626
Units redeemed		(16,436)	(7,929)
Net increase (decrease)		30,289	147,697
Units outstanding, beginning		223,752	76,055
Units outstanding, ending		254,041	223,752

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$795,527
Cost of units redeemed/account charges			(445,126)
Net investment income (loss)			(5,915)
Net realized gain (loss)			21,498
Realized gain distributions			11,670
Net change in unrealized appreciation (depreciation)			61,117
Net assets			$438,771

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	254	$439	1.25%	8.5%	12/31/2024	$1.78	0	$0	1.00%	8.8%	12/31/2024	$1.79	0	$0	0.75%	9.1%
12/31/2023	1.59	224	356	1.25%	11.7%	12/31/2023	1.64	0	0	1.00%	12.0%	12/31/2023	1.64	0	0	0.75%	12.2%
12/31/2022	1.42	76	108	1.25%	-14.6%	12/31/2022	1.46	0	0	1.00%	-14.4%	12/31/2022	1.46	0	0	0.75%	-14.2%
12/31/2021	1.67	35	59	1.25%	39.4%	12/31/2021	1.71	0	0	1.00%	39.7%	12/31/2021	1.70	0	0	0.75%	40.1%
12/31/2020	1.20	42	50	1.25%	13.2%	12/31/2020	1.22	0	0	1.00%	13.5%	12/31/2020	1.22	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	9.4%	12/31/2024	$1.86	0	$0	0.25%	9.6%	12/31/2024	$1.89	0	$0	0.00%	9.9%
12/31/2023	1.67	0	0	0.50%	12.5%	12/31/2023	1.69	0	0	0.25%	12.8%	12/31/2023	1.72	0	0	0.00%	13.1%
12/31/2022	1.48	0	0	0.50%	-14.0%	12/31/2022	1.50	0	0	0.25%	-13.7%	12/31/2022	1.52	0	0	0.00%	-13.5%
12/31/2021	1.72	0	0	0.50%	40.4%	12/31/2021	1.74	0	0	0.25%	40.8%	12/31/2021	1.76	0	0	0.00%	41.1%
12/31/2020	1.23	0	0	0.50%	14.1%	12/31/2020	1.24	0	0	0.25%	14.4%	12/31/2020	1.25	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.0%
2022	0.4%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund R6 Class - 06-3VJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,424	$25,632	1,491
Receivables: investments sold	927
Payables: investments purchased	-
Net assets	$27,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,351	28,236	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$27,351	28,236

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$61
Mortality & expense charges			(193)
Net investment income (loss)			(132)

Gain (loss) on investments:
Net realized gain (loss)			171
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			426
Net gain (loss)			597

Increase (decrease) in net assets from operations			$465

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132)	$(2,560)
Net realized gain (loss)		171	(62,127)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		426	12,299

Increase (decrease) in net assets from operations		465	(52,388)

Contract owner transactions:
Proceeds from units sold		19,512	870,464
Cost of units redeemed		(1,735)	(867,527)
Account charges		(24)	(35)
Increase (decrease)		17,753	2,902
Net increase (decrease)		18,218	(49,486)
Net assets, beginning		9,133	58,619
Net assets, ending		$27,351	$9,133

Units sold		20,077	967,784
Units redeemed		(1,862)	(1,025,298)
Net increase (decrease)		18,215	(57,514)
Units outstanding, beginning		10,021	67,535
Units outstanding, ending		28,236	10,021

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,095,781
Cost of units redeemed/account charges			(1,007,876)
Net investment income (loss)			(2,119)
Net realized gain (loss)			(59,227)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			792
Net assets			$27,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	28	$27	1.25%	6.3%	12/31/2024	$0.98	0	$0	1.00%	6.5%	12/31/2024	$1.00	0	$0	0.75%	6.8%
12/31/2023	0.91	10	9	1.25%	5.0%	12/31/2023	0.92	0	0	1.00%	5.3%	12/31/2023	0.93	0	0	0.75%	5.5%
12/31/2022	0.87	68	59	1.25%	-22.5%	12/31/2022	0.88	0	0	1.00%	-22.3%	12/31/2022	0.88	0	0	0.75%	-22.1%
12/31/2021	1.12	16	18	1.25%	-12.6%	12/31/2021	1.13	0	0	1.00%	-12.4%	12/31/2021	1.14	0	0	0.75%	-12.2%
12/31/2020	1.28	6	8	1.25%	17.3%	12/31/2020	1.29	0	0	1.00%	17.6%	12/31/2020	1.29	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	7.1%	12/31/2024	$1.03	0	$0	0.25%	7.4%	12/31/2024	$1.04	0	$0	0.00%	7.6%
12/31/2023	0.95	0	0	0.50%	5.8%	12/31/2023	0.96	0	0	0.25%	6.1%	12/31/2023	0.97	0	0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-21.9%	12/31/2022	0.90	0	0	0.25%	-21.7%	12/31/2022	0.91	0	0	0.00%	-21.5%
12/31/2021	1.14	0	0	0.50%	-12.0%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.5%
12/31/2020	1.30	0	0	0.50%	18.1%	12/31/2020	1.31	0	0	0.25%	18.4%	12/31/2020	1.31	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	3.4%
2021	2.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund A Class - 06-3VN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,377	$6,849	407
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,380	7,743	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$7,380	7,743

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(87)
Net investment income (loss)			(87)

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			459
Net gain (loss)			464

Increase (decrease) in net assets from operations			$377

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(87)	$36
Net realized gain (loss)		5	(2,127)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		459	1,356

Increase (decrease) in net assets from operations		377	(735)

Contract owner transactions:
Proceeds from units sold		780	25,483
Cost of units redeemed		-	(25,008)
Account charges		-	-
Increase (decrease)		780	475
Net increase (decrease)		1,157	(260)
Net assets, beginning		6,223	6,483
Net assets, ending		$7,380	$6,223

Units sold		826	29,052
Units redeemed		-	(29,687)
Net increase (decrease)		826	(635)
Units outstanding, beginning		6,917	7,552
Units outstanding, ending		7,743	6,917

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$62,622
Cost of units redeemed/account charges			(49,364)
Net investment income (loss)			249
Net realized gain (loss)			(6,655)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			528
Net assets			$7,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	8	$7	1.25%	6.0%	12/31/2024	$0.97	0	$0	1.00%	6.2%	12/31/2024	$0.98	0	$0	0.75%	6.5%
12/31/2023	0.90	7	6	1.25%	4.8%	12/31/2023	0.91	0	0	1.00%	5.1%	12/31/2023	0.92	0	0	0.75%	5.3%
12/31/2022	0.86	8	6	1.25%	-22.8%	12/31/2022	0.87	0	0	1.00%	-22.6%	12/31/2022	0.88	0	0	0.75%	-22.4%
12/31/2021	1.11	24	26	1.25%	-12.9%	12/31/2021	1.12	0	0	1.00%	-12.6%	12/31/2021	1.13	0	0	0.75%	-12.4%
12/31/2020	1.28	8	11	1.25%	17.0%	12/31/2020	1.28	0	0	1.00%	17.3%	12/31/2020	1.29	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	6.8%	12/31/2024	$1.01	0	$0	0.25%	7.0%	12/31/2024	$1.03	0	$0	0.00%	7.3%
12/31/2023	0.93	0	0	0.50%	5.6%	12/31/2023	0.94	0	0	0.25%	5.9%	12/31/2023	0.96	0	0	0.00%	6.1%
12/31/2022	0.88	0	0	0.50%	-22.2%	12/31/2022	0.89	0	0	0.25%	-22.0%	12/31/2022	0.90	0	0	0.00%	-21.8%
12/31/2021	1.14	0	0	0.50%	-12.2%	12/31/2021	1.14	0	0	0.25%	-12.0%	12/31/2021	1.15	0	0	0.00%	-11.8%
12/31/2020	1.29	0	0	0.50%	17.9%	12/31/2020	1.30	0	0	0.25%	18.2%	12/31/2020	1.31	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.9%
2022	0.8%
2021	2.0%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	1.25%	6.1%	12/31/2024	$0.98	0	$0	1.00%	6.4%	12/31/2024	$0.99	0	$0	0.75%	6.7%
12/31/2023	0.91	0	0	1.25%	5.0%	12/31/2023	0.92	0	0	1.00%	5.2%	12/31/2023	0.93	0	0	0.75%	5.5%
12/31/2022	0.86	0	0	1.25%	-22.6%	12/31/2022	0.87	0	0	1.00%	-22.4%	12/31/2022	0.88	0	0	0.75%	-22.2%
12/31/2021	1.12	0	0	1.25%	-12.7%	12/31/2021	1.12	0	0	1.00%	-12.5%	12/31/2021	1.13	0	0	0.75%	-12.3%
12/31/2020	1.28	0	0	1.25%	17.2%	12/31/2020	1.29	0	0	1.00%	17.5%	12/31/2020	1.29	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	6.9%	12/31/2024	$1.02	0	$0	0.25%	7.2%	12/31/2024	$1.04	0	$0	0.00%	7.5%
12/31/2023	0.94	0	0	0.50%	5.8%	12/31/2023	0.95	0	0	0.25%	6.0%	12/31/2023	0.96	0	0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-22.0%	12/31/2022	0.90	0	0	0.25%	-21.8%	12/31/2022	0.91	0	0	0.00%	-21.7%
12/31/2021	1.14	0	0	0.50%	-12.1%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.6%
12/31/2020	1.30	0	0	0.50%	18.0%	12/31/2020	1.30	0	0	0.25%	18.3%	12/31/2020	1.31	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund S Class - 06-632

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,696	$23,949	1,433
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$32,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,719	5,435	$6.02
Band 100	-	-	6.26
Band 75	-	-	6.51
Band 50	-	-	6.77
Band 25	-	-	7.04
Band 0	-	-	7.32
Total	$32,719	5,435

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$221
Mortality & expense charges			(376)
Net investment income (loss)			(155)

Gain (loss) on investments:
Net realized gain (loss)			104
Realized gain distributions			2,187
Net change in unrealized appreciation (depreciation)			3,696
Net gain (loss)			5,987

Increase (decrease) in net assets from operations			$5,832

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(155)	$(43)
Net realized gain (loss)		104	35
Realized gain distributions		2,187	463
Net change in unrealized appreciation (depreciation)		3,696	4,585

Increase (decrease) in net assets from operations		5,832	5,040

Contract owner transactions:
Proceeds from units sold		1,125	1,042
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,125	1,042
Net increase (decrease)		6,957	6,082
Net assets, beginning		25,762	19,680
Net assets, ending		$32,719	$25,762

Units sold		201	235
Units redeemed		-	-
Net increase (decrease)		201	235
Units outstanding, beginning		5,234	4,999
Units outstanding, ending		5,435	5,234

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$402,499
Cost of units redeemed/account charges			(426,272)
Net investment income (loss)			(3,479)
Net realized gain (loss)			(5,334)
Realized gain distributions			56,558
Net change in unrealized appreciation (depreciation)			8,747
Net assets			$32,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.02	5	$33	1.25%	22.3%	12/31/2024	$6.26	0	$0	1.00%	22.6%	12/31/2024	$6.51	0	$0	0.75%	22.9%
12/31/2023	4.92	5	26	1.25%	25.0%	12/31/2023	5.11	0	0	1.00%	25.3%	12/31/2023	5.30	0	0	0.75%	25.7%
12/31/2022	3.94	5	20	1.25%	-16.6%	12/31/2022	4.07	0	0	1.00%	-16.4%	12/31/2022	4.22	0	0	0.75%	-16.2%
12/31/2021	4.72	5	22	1.25%	27.4%	12/31/2021	4.87	0	0	1.00%	27.8%	12/31/2021	5.03	0	0	0.75%	28.1%
12/31/2020	3.70	5	17	1.25%	17.6%	12/31/2020	3.81	0	0	1.00%	17.9%	12/31/2020	3.93	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.77	0	$0	0.50%	23.2%	12/31/2024	$7.04	0	$0	0.25%	23.5%	12/31/2024	$7.32	0	$0	0.00%	23.9%
12/31/2023	5.49	0	0	0.50%	26.0%	12/31/2023	5.70	0	0	0.25%	26.3%	12/31/2023	5.91	0	0	0.00%	26.6%
12/31/2022	4.36	0	0	0.50%	-15.9%	12/31/2022	4.51	0	0	0.25%	-15.7%	12/31/2022	4.67	0	0	0.00%	-15.5%
12/31/2021	5.19	0	0	0.50%	28.4%	12/31/2021	5.36	0	0	0.25%	28.7%	12/31/2021	5.53	0	0	0.00%	29.0%
12/31/2020	4.04	0	0	0.50%	18.5%	12/31/2020	4.16	0	0	0.25%	18.8%	12/31/2020	4.28	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	1.1%
2021	0.8%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund S Class - 06-631

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,362	$24,919	2,024
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$23,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,380	11,868	$1.97
Band 100	-	-	2.05
Band 75	-	-	2.13
Band 50	-	-	2.22
Band 25	-	-	2.30
Band 0	-	-	2.40
Total	$23,380	11,868

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$494
Mortality & expense charges			(67)
Net investment income (loss)			427

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,557)
Net gain (loss)			(1,557)

Increase (decrease) in net assets from operations			$(1,130)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$427	$(1)
Net realized gain (loss)		-	(27)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,557)	27

Increase (decrease) in net assets from operations		(1,130)	(1)

Contract owner transactions:
Proceeds from units sold		24,510	39
Cost of units redeemed		-	(454)
Account charges		-	-
Increase (decrease)		24,510	(415)
Net increase (decrease)		23,380	(416)
Net assets, beginning		-	416
Net assets, ending		$23,380	$-

Units sold		11,868	22
Units redeemed		-	(244)
Net increase (decrease)		11,868	(222)
Units outstanding, beginning		-	222
Units outstanding, ending		11,868	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$158,353
Cost of units redeemed/account charges			(140,344)
Net investment income (loss)			2,461
Net realized gain (loss)			4,467
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,557)
Net assets			$23,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	12	$23	1.25%	4.1%	12/31/2024	$2.05	0	$0	1.00%	4.4%	12/31/2024	$2.13	0	$0	0.75%	4.7%
12/31/2023	1.89	0	0	1.25%	1.1%	12/31/2023	1.96	0	0	1.00%	1.3%	12/31/2023	2.04	0	0	0.75%	1.6%
12/31/2022	1.87	0	0	1.25%	-10.8%	12/31/2022	1.94	0	0	1.00%	-10.6%	12/31/2022	2.00	0	0	0.75%	-10.4%
12/31/2021	2.10	0	0	1.25%	22.1%	12/31/2021	2.17	0	0	1.00%	22.4%	12/31/2021	2.24	0	0	0.75%	22.7%
12/31/2020	1.72	0	0	1.25%	2.6%	12/31/2020	1.77	0	0	1.00%	2.8%	12/31/2020	1.82	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	4.9%	12/31/2024	$2.30	0	$0	0.25%	5.2%	12/31/2024	$2.40	0	$0	0.00%	5.4%
12/31/2023	2.11	0	0	0.50%	1.9%	12/31/2023	2.19	0	0	0.25%	2.1%	12/31/2023	2.27	0	0	0.00%	2.4%
12/31/2022	2.07	0	0	0.50%	-10.2%	12/31/2022	2.15	0	0	0.25%	-9.9%	12/31/2022	2.22	0	0	0.00%	-9.7%
12/31/2021	2.31	0	0	0.50%	23.0%	12/31/2021	2.38	0	0	0.25%	23.3%	12/31/2021	2.46	0	0	0.00%	23.6%
12/31/2020	1.88	0	0	0.50%	3.4%	12/31/2020	1.93	0	0	0.25%	3.6%	12/31/2020	1.99	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	0.0%
2022	4.2%
2021	4.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets R6 Retirement Class - 06-6M6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,678	$4,669	405
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,680	4,642	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$4,680	4,642

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$105
Mortality & expense charges			(27)
Net investment income (loss)			78

Gain (loss) on investments:
Net realized gain (loss)			28
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9
Net gain (loss)			37

Increase (decrease) in net assets from operations			$115

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78	$-
Net realized gain (loss)		28	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9	-

Increase (decrease) in net assets from operations		115	-

Contract owner transactions:
Proceeds from units sold		5,900	-
Cost of units redeemed		(1,327)	-
Account charges		(8)	-
Increase (decrease)		4,565	-
Net increase (decrease)		4,680	-
Net assets, beginning		-	-
Net assets, ending		$4,680	$-

Units sold		5,973	-
Units redeemed		(1,331)	-
Net increase (decrease)		4,642	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,642	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,900
Cost of units redeemed/account charges			(1,335)
Net investment income (loss)			78
Net realized gain (loss)			28
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9
Net assets			$4,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	5	$5	1.25%	4.2%	12/31/2024	$1.01	0	$0	1.00%	4.5%	12/31/2024	$1.02	0	$0	0.75%	4.8%
12/31/2023	0.97	0	0	1.25%	-3.3%	12/31/2023	0.97	0	0	1.00%	-3.1%	12/31/2023	0.97	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	5.0%	12/31/2024	$1.03	0	$0	0.25%	5.3%	12/31/2024	$1.03	0	$0	0.00%	5.6%
12/31/2023	0.97	0	0	0.50%	-2.6%	12/31/2023	0.98	0	0	0.25%	-2.4%	12/31/2023	0.98	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Portfolio Institutional Class - 06-CWJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,920,352	$4,876,727	174,225
Receivables: investments sold	57,283
Payables: investments purchased	-
Net assets	$4,977,635

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,977,635	3,518,161	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$4,977,635	3,518,161

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$150,280
Mortality & expense charges			(56,698)
Net investment income (loss)			93,582

Gain (loss) on investments:
Net realized gain (loss)			20,093
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,813
Net gain (loss)			135,906

Increase (decrease) in net assets from operations			$229,488

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93,582	$56,041
Net realized gain (loss)		20,093	(10,565)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		115,813	220,264

Increase (decrease) in net assets from operations		229,488	265,740

Contract owner transactions:
Proceeds from units sold		2,528,460	637,175
Cost of units redeemed		(558,894)	(210,241)
Account charges		(3,148)	(2,172)
Increase (decrease)		1,966,418	424,762
Net increase (decrease)		2,195,906	690,502
Net assets, beginning		2,781,729	2,091,227
Net assets, ending		$4,977,635	$2,781,729

Units sold		1,832,346	500,161
Units redeemed		(389,684)	(167,157)
Net increase (decrease)		1,442,662	333,004
Units outstanding, beginning		2,075,499	1,742,495
Units outstanding, ending		3,518,161	2,075,499

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,650,273
Cost of units redeemed/account charges			(3,161,351)
Net investment income (loss)			252,105
Net realized gain (loss)			104,731
Realized gain distributions			88,252
Net change in unrealized appreciation (depreciation)			43,625
Net assets			$4,977,635

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	3,518	$4,978	1.25%	5.6%	12/31/2024	$1.44	0	$0	1.00%	5.8%	12/31/2024	$1.47	0	$0	0.75%	6.1%
12/31/2023	1.34	2,075	2,782	1.25%	11.7%	12/31/2023	1.36	0	0	1.00%	12.0%	12/31/2023	1.39	0	0	0.75%	12.2%
12/31/2022	1.20	1,742	2,091	1.25%	-17.9%	12/31/2022	1.22	0	0	1.00%	-17.7%	12/31/2022	1.24	0	0	0.75%	-17.5%
12/31/2021	1.46	1,653	2,416	1.25%	1.3%	12/31/2021	1.48	0	0	1.00%	1.5%	12/31/2021	1.50	0	0	0.75%	1.8%
12/31/2020	1.44	1,536	2,217	1.25%	12.5%	12/31/2020	1.46	0	0	1.00%	12.8%	12/31/2020	1.47	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	6.4%	12/31/2024	$1.53	0	$0	0.25%	6.6%	12/31/2024	$1.56	0	$0	0.00%	6.9%
12/31/2023	1.41	0	0	0.50%	12.5%	12/31/2023	1.44	0	0	0.25%	12.8%	12/31/2023	1.46	0	0	0.00%	13.1%
12/31/2022	1.26	0	0	0.50%	-17.3%	12/31/2022	1.28	0	0	0.25%	-17.1%	12/31/2022	1.29	0	0	0.00%	-16.9%
12/31/2021	1.52	0	0	0.50%	2.0%	12/31/2021	1.54	0	0	0.25%	2.3%	12/31/2021	1.56	0	0	0.00%	2.5%
12/31/2020	1.49	0	0	0.50%	13.3%	12/31/2020	1.50	0	0	0.25%	13.6%	12/31/2020	1.52	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.5%
2022	3.2%
2021	2.3%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	6.1%	12/31/2024	$1.29	0	$0	1.00%	6.4%	12/31/2024	$1.31	0	$0	0.75%	6.6%
12/31/2023	1.19	0	0	1.25%	7.6%	12/31/2023	1.21	0	0	1.00%	7.8%	12/31/2023	1.23	0	0	0.75%	8.1%
12/31/2022	1.11	0	0	1.25%	-9.2%	12/31/2022	1.12	0	0	1.00%	-9.0%	12/31/2022	1.14	0	0	0.75%	-8.7%
12/31/2021	1.22	0	0	1.25%	4.3%	12/31/2021	1.23	0	0	1.00%	4.5%	12/31/2021	1.25	0	0	0.75%	4.8%
12/31/2020	1.17	0	0	1.25%	6.0%	12/31/2020	1.18	0	0	1.00%	6.2%	12/31/2020	1.19	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	6.9%	12/31/2024	$1.37	0	$0	0.25%	7.2%	12/31/2024	$1.40	0	$0	0.00%	7.4%
12/31/2023	1.25	0	0	0.50%	8.4%	12/31/2023	1.28	0	0	0.25%	8.6%	12/31/2023	1.30	0	0	0.00%	8.9%
12/31/2022	1.16	0	0	0.50%	-8.5%	12/31/2022	1.18	0	0	0.25%	-8.3%	12/31/2022	1.19	0	0	0.00%	-8.1%
12/31/2021	1.27	0	0	0.50%	5.1%	12/31/2021	1.28	0	0	0.25%	5.3%	12/31/2021	1.30	0	0	0.00%	5.6%
12/31/2020	1.20	0	0	0.50%	6.8%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.23	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,272	$105,576	5,253
Receivables: investments sold	622
Payables: investments purchased	-
Net assets	$109,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,894	68,362	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.78
Total	$109,894	68,362

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,082
Mortality & expense charges			(2,410)
Net investment income (loss)			1,672

Gain (loss) on investments:
Net realized gain (loss)			20,368
Realized gain distributions			4,823
Net change in unrealized appreciation (depreciation)			(5,086)
Net gain (loss)			20,105

Increase (decrease) in net assets from operations			$21,777

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,672	$4,227
Net realized gain (loss)		20,368	4,058
Realized gain distributions		4,823	6,190
Net change in unrealized appreciation (depreciation)		(5,086)	8,971

Increase (decrease) in net assets from operations		21,777	23,446

Contract owner transactions:
Proceeds from units sold		36,942	320,990
Cost of units redeemed		(185,924)	(110,601)
Account charges		(597)	(767)
Increase (decrease)		(149,579)	209,622
Net increase (decrease)		(127,802)	233,068
Net assets, beginning		237,696	4,628
Net assets, ending		$109,894	$237,696

Units sold		23,936	238,648
Units redeemed		(118,129)	(79,673)
Net increase (decrease)		(94,193)	158,975
Units outstanding, beginning		162,555	3,580
Units outstanding, ending		68,362	162,555

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$362,554
Cost of units redeemed/account charges			(298,054)
Net investment income (loss)			5,956
Net realized gain (loss)			24,398
Realized gain distributions			11,344
Net change in unrealized appreciation (depreciation)			3,696
Net assets			$109,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	68	$110	1.25%	9.9%	12/31/2024	$1.64	0	$0	1.00%	10.2%	12/31/2024	$1.67	0	$0	0.75%	10.5%
12/31/2023	1.46	163	238	1.25%	13.1%	12/31/2023	1.49	0	0	1.00%	13.4%	12/31/2023	1.51	0	0	0.75%	13.7%
12/31/2022	1.29	4	5	1.25%	-13.2%	12/31/2022	1.31	0	0	1.00%	-13.0%	12/31/2022	1.33	0	0	0.75%	-12.7%
12/31/2021	1.49	3	4	1.25%	12.1%	12/31/2021	1.51	0	0	1.00%	12.4%	12/31/2021	1.53	0	0	0.75%	12.7%
12/31/2020	1.33	2	3	1.25%	10.2%	12/31/2020	1.34	0	0	1.00%	10.5%	12/31/2020	1.36	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	10.8%	12/31/2024	$1.74	0	$0	0.25%	11.0%	12/31/2024	$1.78	0	$0	0.00%	11.3%
12/31/2023	1.54	0	0	0.50%	14.0%	12/31/2023	1.57	0	0	0.25%	14.2%	12/31/2023	1.60	0	0	0.00%	14.5%
12/31/2022	1.35	0	0	0.50%	-12.5%	12/31/2022	1.37	0	0	0.25%	-12.3%	12/31/2022	1.39	0	0	0.00%	-12.1%
12/31/2021	1.55	0	0	0.50%	13.0%	12/31/2021	1.57	0	0	0.25%	13.2%	12/31/2021	1.59	0	0	0.00%	13.5%
12/31/2020	1.37	0	0	0.50%	11.0%	12/31/2020	1.38	0	0	0.25%	11.3%	12/31/2020	1.40	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	5.3%
2022	1.6%
2021	1.8%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio Institutional Class - 06-CWN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,692,106	$5,502,175	197,686
Receivables: investments sold	35,178
Payables: investments purchased	-
Net assets	$6,727,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,727,284	3,309,453	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.25
Total	$6,727,284	3,309,453

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$110,068
Mortality & expense charges			(79,557)
Net investment income (loss)			30,511

Gain (loss) on investments:
Net realized gain (loss)			200,501
Realized gain distributions			126,273
Net change in unrealized appreciation (depreciation)			471,632
Net gain (loss)			798,406

Increase (decrease) in net assets from operations			$828,917

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,511	$43,836
Net realized gain (loss)		200,501	40,358
Realized gain distributions		126,273	95,011
Net change in unrealized appreciation (depreciation)		471,632	605,832

Increase (decrease) in net assets from operations		828,917	785,037

Contract owner transactions:
Proceeds from units sold		1,731,322	1,500,539
Cost of units redeemed		(1,139,979)	(476,902)
Account charges		(3,721)	(3,140)
Increase (decrease)		587,622	1,020,497
Net increase (decrease)		1,416,539	1,805,534
Net assets, beginning		5,310,745	3,505,211
Net assets, ending		$6,727,284	$5,310,745

Units sold		937,803	958,070
Units redeemed		(613,640)	(313,565)
Net increase (decrease)		324,163	644,505
Units outstanding, beginning		2,985,290	2,340,785
Units outstanding, ending		3,309,453	2,985,290

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,384,557
Cost of units redeemed/account charges			(8,139,520)
Net investment income (loss)			197,156
Net realized gain (loss)			586,815
Realized gain distributions			508,345
Net change in unrealized appreciation (depreciation)			1,189,931
Net assets			$6,727,284

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	3,309	$6,727	1.25%	14.3%	12/31/2024	$2.07	0	$0	1.00%	14.6%	12/31/2024	$2.12	0	$0	0.75%	14.8%
12/31/2023	1.78	2,985	5,311	1.25%	18.8%	12/31/2023	1.81	0	0	1.00%	19.1%	12/31/2023	1.84	0	0	0.75%	19.4%
12/31/2022	1.50	2,341	3,505	1.25%	-15.8%	12/31/2022	1.52	0	0	1.00%	-15.5%	12/31/2022	1.54	0	0	0.75%	-15.3%
12/31/2021	1.78	2,160	3,840	1.25%	21.7%	12/31/2021	1.80	0	0	1.00%	22.0%	12/31/2021	1.82	0	0	0.75%	22.3%
12/31/2020	1.46	2,312	3,378	1.25%	12.1%	12/31/2020	1.48	0	0	1.00%	12.4%	12/31/2020	1.49	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	15.1%	12/31/2024	$2.20	0	$0	0.25%	15.4%	12/31/2024	$2.25	0	$0	0.00%	15.7%
12/31/2023	1.88	0	0	0.50%	19.7%	12/31/2023	1.91	0	0	0.25%	20.0%	12/31/2023	1.94	0	0	0.00%	20.3%
12/31/2022	1.57	0	0	0.50%	-15.1%	12/31/2022	1.59	0	0	0.25%	-14.9%	12/31/2022	1.62	0	0	0.00%	-14.7%
12/31/2021	1.85	0	0	0.50%	22.6%	12/31/2021	1.87	0	0	0.25%	22.9%	12/31/2021	1.89	0	0	0.00%	23.2%
12/31/2020	1.51	0	0	0.50%	12.9%	12/31/2020	1.52	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.2%
2022	1.6%
2021	1.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Core Equity Portfolio Institutional Class - 06-CWP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,260,770	$3,874,594	280,700
Receivables: investments sold	67,634
Payables: investments purchased	-
Net assets	$4,328,404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,328,404	2,881,929	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$4,328,404	2,881,929

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$139,713
Mortality & expense charges			(52,357)
Net investment income (loss)			87,356

Gain (loss) on investments:
Net realized gain (loss)			38,030
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27,633)
Net gain (loss)			10,397

Increase (decrease) in net assets from operations			$97,753

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,356	$81,022
Net realized gain (loss)		38,030	38,139
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(27,633)	386,650

Increase (decrease) in net assets from operations		97,753	505,811

Contract owner transactions:
Proceeds from units sold		777,372	610,740
Cost of units redeemed		(274,096)	(549,662)
Account charges		(7,838)	(7,414)
Increase (decrease)		495,438	53,664
Net increase (decrease)		593,191	559,475
Net assets, beginning		3,735,213	3,175,738
Net assets, ending		$4,328,404	$3,735,213

Units sold		525,623	445,094
Units redeemed		(197,635)	(410,770)
Net increase (decrease)		327,988	34,324
Units outstanding, beginning		2,553,941	2,519,617
Units outstanding, ending		2,881,929	2,553,941

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,378,574
Cost of units redeemed/account charges			(5,926,074)
Net investment income (loss)			372,282
Net realized gain (loss)			117,446
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			386,176
Net assets			$4,328,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	2,882	$4,328	1.25%	2.7%	12/31/2024	$1.53	0	$0	1.00%	3.0%	12/31/2024	$1.56	0	$0	0.75%	3.2%
12/31/2023	1.46	2,554	3,735	1.25%	16.0%	12/31/2023	1.49	0	0	1.00%	16.3%	12/31/2023	1.52	0	0	0.75%	16.6%
12/31/2022	1.26	2,520	3,176	1.25%	-14.6%	12/31/2022	1.28	0	0	1.00%	-14.3%	12/31/2022	1.30	0	0	0.75%	-14.1%
12/31/2021	1.48	2,285	3,371	1.25%	12.5%	12/31/2021	1.49	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.31	2,574	3,376	1.25%	6.4%	12/31/2020	1.33	0	0	1.00%	6.6%	12/31/2020	1.34	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	3.5%	12/31/2024	$1.63	0	$0	0.25%	3.7%	12/31/2024	$1.66	0	$0	0.00%	4.0%
12/31/2023	1.54	0	0	0.50%	16.9%	12/31/2023	1.57	0	0	0.25%	17.2%	12/31/2023	1.60	0	0	0.00%	17.5%
12/31/2022	1.32	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.36	0	0	0.00%	-13.5%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.55	0	0	0.25%	13.6%	12/31/2021	1.57	0	0	0.00%	13.9%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.37	0	0	0.25%	7.4%	12/31/2020	1.38	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	3.6%
2022	2.6%
2021	2.9%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Small Company Portfolio Institutional Class - 06-CWR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$294,420	$292,331	15,413
Receivables: investments sold	4,600
Payables: investments purchased	-
Net assets	$299,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,020	206,346	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$299,020	206,346

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,552
Mortality & expense charges			(3,594)
Net investment income (loss)			5,958

Gain (loss) on investments:
Net realized gain (loss)			1,458
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(927)
Net gain (loss)			531

Increase (decrease) in net assets from operations			$6,489

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,958	$4,564
Net realized gain (loss)		1,458	(5,753)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(927)	31,792

Increase (decrease) in net assets from operations		6,489	30,603

Contract owner transactions:
Proceeds from units sold		60,473	85,221
Cost of units redeemed		(33,922)	(54,234)
Account charges		(337)	(340)
Increase (decrease)		26,214	30,647
Net increase (decrease)		32,703	61,250
Net assets, beginning		266,317	205,067
Net assets, ending		$299,020	$266,317

Units sold		41,278	66,288
Units redeemed		(23,249)	(41,852)
Net increase (decrease)		18,029	24,436
Units outstanding, beginning		188,317	163,881
Units outstanding, ending		206,346	188,317

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$668,392
Cost of units redeemed/account charges			(379,589)
Net investment income (loss)			17,805
Net realized gain (loss)			(22,805)
Realized gain distributions			13,128
Net change in unrealized appreciation (depreciation)			2,089
Net assets			$299,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	206	$299	1.25%	2.5%	12/31/2024	$1.48	0	$0	1.00%	2.7%	12/31/2024	$1.51	0	$0	0.75%	3.0%
12/31/2023	1.41	188	266	1.25%	13.0%	12/31/2023	1.44	0	0	1.00%	13.3%	12/31/2023	1.47	0	0	0.75%	13.6%
12/31/2022	1.25	164	205	1.25%	-18.1%	12/31/2022	1.27	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.53	189	289	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.57	0	0	0.75%	13.4%
12/31/2020	1.35	56	76	1.25%	7.9%	12/31/2020	1.37	0	0	1.00%	8.2%	12/31/2020	1.38	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	3.2%	12/31/2024	$1.57	0	$0	0.25%	3.5%	12/31/2024	$1.60	0	$0	0.00%	3.8%
12/31/2023	1.49	0	0	0.50%	13.9%	12/31/2023	1.52	0	0	0.25%	14.1%	12/31/2023	1.54	0	0	0.00%	14.4%
12/31/2022	1.31	0	0	0.50%	-17.5%	12/31/2022	1.33	0	0	0.25%	-17.3%	12/31/2022	1.35	0	0	0.00%	-17.1%
12/31/2021	1.59	0	0	0.50%	13.7%	12/31/2021	1.61	0	0	0.25%	14.0%	12/31/2021	1.63	0	0	0.00%	14.2%
12/31/2020	1.40	0	0	0.50%	8.7%	12/31/2020	1.41	0	0	0.25%	9.0%	12/31/2020	1.43	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.1%
2022	2.3%
2021	3.5%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Investment Grade Portfolio Institutional Class - 06-CWT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,409,939	$1,476,929	144,137
Receivables: investments sold	9,817
Payables: investments purchased	-
Net assets	$1,419,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,419,756	1,369,352	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.15
Total	$1,419,756	1,369,352

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$48,984
Mortality & expense charges			(14,797)
Net investment income (loss)			34,187

Gain (loss) on investments:
Net realized gain (loss)			(11,800)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,616)
Net gain (loss)			(22,416)

Increase (decrease) in net assets from operations			$11,771

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,187	$15,340
Net realized gain (loss)		(11,800)	(6,468)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,616)	32,576

Increase (decrease) in net assets from operations		11,771	41,448

Contract owner transactions:
Proceeds from units sold		1,327,617	186,172
Cost of units redeemed		(730,831)	(46,478)
Account charges		(1,662)	(264)
Increase (decrease)		595,124	139,430
Net increase (decrease)		606,895	180,878
Net assets, beginning		812,861	631,983
Net assets, ending		$1,419,756	$812,861

Units sold		1,296,253	191,471
Units redeemed		(715,131)	(49,798)
Net increase (decrease)		581,122	141,673
Units outstanding, beginning		788,230	646,557
Units outstanding, ending		1,369,352	788,230

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,139,140
Cost of units redeemed/account charges			(2,863,599)
Net investment income (loss)			102,856
Net realized gain (loss)			104,333
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			(66,990)
Net assets			$1,419,756

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	1,369	$1,420	1.25%	0.5%	12/31/2024	$1.06	0	$0	1.00%	0.8%	12/31/2024	$1.08	0	$0	0.75%	1.0%
12/31/2023	1.03	788	813	1.25%	5.5%	12/31/2023	1.05	0	0	1.00%	5.8%	12/31/2023	1.07	0	0	0.75%	6.0%
12/31/2022	0.98	647	632	1.25%	-14.0%	12/31/2022	0.99	0	0	1.00%	-13.8%	12/31/2022	1.01	0	0	0.75%	-13.6%
12/31/2021	1.14	403	458	1.25%	-3.3%	12/31/2021	1.15	0	0	1.00%	-3.1%	12/31/2021	1.17	0	0	0.75%	-2.8%
12/31/2020	1.18	246	289	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.1%	12/31/2020	1.20	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	1.3%	12/31/2024	$1.12	0	$0	0.25%	1.6%	12/31/2024	$1.15	0	$0	0.00%	1.8%
12/31/2023	1.09	0	0	0.50%	6.3%	12/31/2023	1.11	0	0	0.25%	6.6%	12/31/2023	1.13	0	0	0.00%	6.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.05	0	0	0.00%	-12.9%
12/31/2021	1.18	0	0	0.50%	-2.6%	12/31/2021	1.20	0	0	0.25%	-2.4%	12/31/2021	1.21	0	0	0.00%	-2.1%
12/31/2020	1.21	0	0	0.50%	8.6%	12/31/2020	1.22	0	0	0.25%	8.9%	12/31/2020	1.24	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.3%
2022	2.7%
2021	1.9%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Real Estate Securities Portfolio Institutional Class - 06-CWV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,737,248	$6,569,103	169,313
Receivables: investments sold	72,536
Payables: investments purchased	-
Net assets	$6,809,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,779,826	4,761,816	$1.42
Band 100	-	-	1.45
Band 75	29,958	20,210	1.48
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$6,809,784	4,782,026

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$194,627
Mortality & expense charges			(80,261)
Net investment income (loss)			114,366

Gain (loss) on investments:
Net realized gain (loss)			29,564
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			191,668
Net gain (loss)			221,232

Increase (decrease) in net assets from operations			$335,598

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$114,366	$111,105
Net realized gain (loss)		29,564	(93,409)
Realized gain distributions		-	23,856
Net change in unrealized appreciation (depreciation)		191,668	469,043

Increase (decrease) in net assets from operations		335,598	510,595

Contract owner transactions:
Proceeds from units sold		1,969,408	1,648,770
Cost of units redeemed		(1,303,738)	(1,115,786)
Account charges		(9,658)	(7,472)
Increase (decrease)		656,012	525,512
Net increase (decrease)		991,610	1,036,107
Net assets, beginning		5,818,174	4,782,067
Net assets, ending		$6,809,784	$5,818,174

Units sold		1,472,340	1,393,794
Units redeemed		(947,047)	(978,612)
Net increase (decrease)		525,293	415,182
Units outstanding, beginning		4,256,733	3,841,551
Units outstanding, ending		4,782,026	4,256,733

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,312,734
Cost of units redeemed/account charges			(7,668,842)
Net investment income (loss)			447,757
Net realized gain (loss)			290,195
Realized gain distributions			259,795
Net change in unrealized appreciation (depreciation)			168,145
Net assets			$6,809,784

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	4,762	$6,780	1.25%	4.2%	12/31/2024	$1.45	0	$0	1.00%	4.5%	12/31/2024	$1.48	20	$30	0.75%	4.7%
12/31/2023	1.37	4,214	5,757	1.25%	9.8%	12/31/2023	1.39	0	0	1.00%	10.1%	12/31/2023	1.42	43	61	0.75%	10.4%
12/31/2022	1.24	3,794	4,721	1.25%	-25.9%	12/31/2022	1.26	0	0	1.00%	-25.7%	12/31/2022	1.28	48	61	0.75%	-25.5%
12/31/2021	1.68	3,429	5,757	1.25%	40.1%	12/31/2021	1.70	0	0	1.00%	40.4%	12/31/2021	1.72	36	62	0.75%	40.8%
12/31/2020	1.20	3,477	4,168	1.25%	-6.2%	12/31/2020	1.21	0	0	1.00%	-6.0%	12/31/2020	1.22	50	61	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	5.0%	12/31/2024	$1.54	0	$0	0.25%	5.3%	12/31/2024	$1.57	0	$0	0.00%	5.5%
12/31/2023	1.44	0	0	0.50%	10.6%	12/31/2023	1.47	0	0	0.25%	10.9%	12/31/2023	1.49	0	0	0.00%	11.2%
12/31/2022	1.30	0	0	0.50%	-25.3%	12/31/2022	1.32	0	0	0.25%	-25.1%	12/31/2022	1.34	0	0	0.00%	-25.0%
12/31/2021	1.74	0	0	0.50%	41.1%	12/31/2021	1.77	0	0	0.25%	41.5%	12/31/2021	1.79	0	0	0.00%	41.9%
12/31/2020	1.24	0	0	0.50%	-5.5%	12/31/2020	1.25	0	0	0.25%	-5.3%	12/31/2020	1.26	0	0	0.00%	-5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.3%
2022	2.2%
2021	1.9%
2020	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,484,917	$1,162,394	38,815
Receivables: investments sold	3,284
Payables: investments purchased	-
Net assets	$1,488,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,488,201	504,852	$2.95
Band 100	-	-	3.01
Band 75	-	-	3.07
Band 50	-	-	3.13
Band 25	-	-	3.20
Band 0	-	-	3.26
Total	$1,488,201	504,852

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,385
Mortality & expense charges			(13,708)
Net investment income (loss)			(1,323)

Gain (loss) on investments:
Net realized gain (loss)			57,317
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			159,058
Net gain (loss)			216,375

Increase (decrease) in net assets from operations			$215,052

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,323)	$1,980
Net realized gain (loss)		57,317	127,310
Realized gain distributions		-	5,515
Net change in unrealized appreciation (depreciation)		159,058	93,972

Increase (decrease) in net assets from operations		215,052	228,777

Contract owner transactions:
Proceeds from units sold		510,034	379,176
Cost of units redeemed		(208,328)	(683,776)
Account charges		(2,574)	(1,698)
Increase (decrease)		299,132	(306,298)
Net increase (decrease)		514,184	(77,521)
Net assets, beginning		974,017	1,051,538
Net assets, ending		$1,488,201	$974,017

Units sold		175,431	173,624
Units redeemed		(74,617)	(307,843)
Net increase (decrease)		100,814	(134,219)
Units outstanding, beginning		404,038	538,257
Units outstanding, ending		504,852	404,038

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,783,675
Cost of units redeemed/account charges			(5,099,929)
Net investment income (loss)			28,797
Net realized gain (loss)			1,148,054
Realized gain distributions			305,081
Net change in unrealized appreciation (depreciation)			322,523
Net assets			$1,488,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.95	505	$1,488	1.25%	22.3%	12/31/2024	$3.01	0	$0	1.00%	22.6%	12/31/2024	$3.07	0	$0	0.75%	22.9%
12/31/2023	2.41	404	974	1.25%	23.4%	12/31/2023	2.45	0	0	1.00%	23.7%	12/31/2023	2.50	0	0	0.75%	24.0%
12/31/2022	1.95	538	1,052	1.25%	-16.6%	12/31/2022	1.98	0	0	1.00%	-16.4%	12/31/2022	2.01	0	0	0.75%	-16.2%
12/31/2021	2.34	1,159	2,715	1.25%	25.2%	12/31/2021	2.37	0	0	1.00%	25.6%	12/31/2021	2.40	0	0	0.75%	25.9%
12/31/2020	1.87	1,634	3,057	1.25%	20.3%	12/31/2020	1.89	0	0	1.00%	20.6%	12/31/2020	1.91	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	0	$0	0.50%	23.2%	12/31/2024	$3.20	0	$0	0.25%	23.5%	12/31/2024	$3.26	0	$0	0.00%	23.8%
12/31/2023	2.54	0	0	0.50%	24.3%	12/31/2023	2.59	0	0	0.25%	24.6%	12/31/2023	2.63	0	0	0.00%	24.9%
12/31/2022	2.04	0	0	0.50%	-16.0%	12/31/2022	2.08	0	0	0.25%	-15.8%	12/31/2022	2.11	0	0	0.00%	-15.6%
12/31/2021	2.43	0	0	0.50%	26.2%	12/31/2021	2.46	0	0	0.25%	26.5%	12/31/2021	2.50	0	0	0.00%	26.8%
12/31/2020	1.93	0	0	0.50%	21.2%	12/31/2020	1.95	0	0	0.25%	21.5%	12/31/2020	1.97	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.4%
2022	0.8%
2021	1.1%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Company Portfolio - 06-CWX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,976,003	$1,441,093	50,507
Receivables: investments sold	-
Payables: investments purchased	(6,699)
Net assets	$1,969,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,969,304	726,782	$2.71
Band 100	-	-	2.76
Band 75	-	-	2.82
Band 50	-	-	2.88
Band 25	-	-	2.94
Band 0	-	-	3.00
Total	$1,969,304	726,782

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$29,590
Mortality & expense charges			(28,359)
Net investment income (loss)			1,231

Gain (loss) on investments:
Net realized gain (loss)			270,261
Realized gain distributions			799
Net change in unrealized appreciation (depreciation)			205,935
Net gain (loss)			476,995

Increase (decrease) in net assets from operations			$478,226

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,231	$4,912
Net realized gain (loss)		270,261	51,193
Realized gain distributions		799	69,302
Net change in unrealized appreciation (depreciation)		205,935	380,761

Increase (decrease) in net assets from operations		478,226	506,168

Contract owner transactions:
Proceeds from units sold		162,754	521,777
Cost of units redeemed		(1,197,485)	(535,319)
Account charges		(1,674)	(3,063)
Increase (decrease)		(1,036,405)	(16,605)
Net increase (decrease)		(558,179)	489,563
Net assets, beginning		2,527,483	2,037,920
Net assets, ending		$1,969,304	$2,527,483

Units sold		71,324	261,718
Units redeemed		(495,147)	(267,915)
Net increase (decrease)		(423,823)	(6,197)
Units outstanding, beginning		1,150,605	1,156,802
Units outstanding, ending		726,782	1,150,605

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,867,455
Cost of units redeemed/account charges			(6,840,373)
Net investment income (loss)			50,784
Net realized gain (loss)			959,110
Realized gain distributions			397,418
Net change in unrealized appreciation (depreciation)			534,910
Net assets			$1,969,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.71	727	$1,969	1.25%	23.4%	12/31/2024	$2.76	0	$0	1.00%	23.7%	12/31/2024	$2.82	0	$0	0.75%	24.0%
12/31/2023	2.20	1,151	2,527	1.25%	24.7%	12/31/2023	2.24	0	0	1.00%	25.0%	12/31/2023	2.28	0	0	0.75%	25.3%
12/31/2022	1.76	1,157	2,038	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	1,422	3,102	1.25%	27.0%	12/31/2021	2.21	0	0	1.00%	27.3%	12/31/2021	2.24	0	0	0.75%	27.6%
12/31/2020	1.72	1,396	2,396	1.25%	16.9%	12/31/2020	1.73	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	0	$0	0.50%	24.3%	12/31/2024	$2.94	0	$0	0.25%	24.6%	12/31/2024	$3.00	0	$0	0.00%	24.9%
12/31/2023	2.32	0	0	0.50%	25.6%	12/31/2023	2.36	0	0	0.25%	25.9%	12/31/2023	2.40	0	0	0.00%	26.3%
12/31/2022	1.84	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	0	0	0.00%	-18.2%
12/31/2021	2.26	0	0	0.50%	28.0%	12/31/2021	2.29	0	0	0.25%	28.3%	12/31/2021	2.32	0	0	0.00%	28.6%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.5%
2022	1.3%
2021	1.3%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$966,934	$915,158	33,902
Receivables: investments sold	8,447
Payables: investments purchased	-
Net assets	$975,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$975,381	503,001	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$975,381	503,001

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,924
Mortality & expense charges			(6,143)
Net investment income (loss)			(2,219)

Gain (loss) on investments:
Net realized gain (loss)			10,821
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,776
Net gain (loss)			62,597

Increase (decrease) in net assets from operations			$60,378

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,219)	$-
Net realized gain (loss)		10,821	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		51,776	-

Increase (decrease) in net assets from operations		60,378	-

Contract owner transactions:
Proceeds from units sold		1,388,080	-
Cost of units redeemed		(472,789)	-
Account charges		(288)	-
Increase (decrease)		915,003	-
Net increase (decrease)		975,381	-
Net assets, beginning		-	-
Net assets, ending		$975,381	$-

Units sold		756,948	-
Units redeemed		(253,947)	-
Net increase (decrease)		503,001	-
Units outstanding, beginning		-	-
Units outstanding, ending		503,001	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,817,456
Cost of units redeemed/account charges			(912,487)
Net investment income (loss)			(2,627)
Net realized gain (loss)			7,485
Realized gain distributions			13,778
Net change in unrealized appreciation (depreciation)			51,776
Net assets			$975,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	503	$975	1.25%	12.4%	12/31/2024	$1.98	0	$0	1.00%	12.7%	12/31/2024	$2.02	0	$0	0.75%	13.0%
12/31/2023	1.72	0	0	1.25%	19.7%	12/31/2023	1.76	0	0	1.00%	20.0%	12/31/2023	1.79	0	0	0.75%	20.3%
12/31/2022	1.44	0	0	1.25%	-18.8%	12/31/2022	1.46	0	0	1.00%	-18.6%	12/31/2022	1.48	0	0	0.75%	-18.4%
12/31/2021	1.77	0	0	1.25%	24.4%	12/31/2021	1.80	0	0	1.00%	24.7%	12/31/2021	1.82	0	0	0.75%	25.0%
12/31/2020	1.43	0	0	1.25%	17.9%	12/31/2020	1.44	0	0	1.00%	18.2%	12/31/2020	1.46	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	13.3%	12/31/2024	$2.10	0	$0	0.25%	13.6%	12/31/2024	$2.14	0	$0	0.00%	13.9%
12/31/2023	1.82	0	0	0.50%	20.6%	12/31/2023	1.85	0	0	0.25%	20.9%	12/31/2023	1.88	0	0	0.00%	21.2%
12/31/2022	1.51	0	0	0.50%	-18.2%	12/31/2022	1.53	0	0	0.25%	-18.0%	12/31/2022	1.55	0	0	0.00%	-17.8%
12/31/2021	1.84	0	0	0.50%	25.3%	12/31/2021	1.87	0	0	0.25%	25.6%	12/31/2021	1.89	0	0	0.00%	25.9%
12/31/2020	1.47	0	0	0.50%	18.7%	12/31/2020	1.49	0	0	0.25%	19.0%	12/31/2020	1.50	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,062,944	$14,186,107	497,165
Receivables: investments sold	24,632
Payables: investments purchased	-
Net assets	$17,087,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,087,576	9,660,564	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$17,087,576	9,660,564

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$246,303
Mortality & expense charges			(206,842)
Net investment income (loss)			39,461

Gain (loss) on investments:
Net realized gain (loss)			830,838
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			400,033
Net gain (loss)			1,230,871

Increase (decrease) in net assets from operations			$1,270,332

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,461	$87,505
Net realized gain (loss)		830,838	100,136
Realized gain distributions		-	149,240
Net change in unrealized appreciation (depreciation)		400,033	2,393,057

Increase (decrease) in net assets from operations		1,270,332	2,729,938

Contract owner transactions:
Proceeds from units sold		4,522,433	8,158,043
Cost of units redeemed		(6,849,377)	(3,152,678)
Account charges		(16,829)	(17,431)
Increase (decrease)		(2,343,773)	4,987,934
Net increase (decrease)		(1,073,441)	7,717,872
Net assets, beginning		18,161,017	10,443,145
Net assets, ending		$17,087,576	$18,161,017

Units sold		2,777,149	5,764,526
Units redeemed		(4,098,016)	(2,203,891)
Net increase (decrease)		(1,320,867)	3,560,635
Units outstanding, beginning		10,981,431	7,420,796
Units outstanding, ending		9,660,564	10,981,431

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,727,580
Cost of units redeemed/account charges			(28,558,874)
Net investment income (loss)			242,284
Net realized gain (loss)			2,019,379
Realized gain distributions			1,780,370
Net change in unrealized appreciation (depreciation)			2,876,837
Net assets			$17,087,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	9,661	$17,088	1.25%	8.0%	12/31/2024	$1.80	0	$0	1.00%	8.2%	12/31/2024	$1.84	0	$0	0.75%	8.5%
12/31/2023	1.64	9,852	16,140	1.25%	17.8%	12/31/2023	1.67	0	0	1.00%	18.1%	12/31/2023	1.70	0	0	0.75%	18.4%
12/31/2022	1.39	6,270	8,717	1.25%	-5.8%	12/31/2022	1.41	0	0	1.00%	-5.6%	12/31/2022	1.43	0	0	0.75%	-5.3%
12/31/2021	1.48	6,890	10,170	1.25%	37.1%	12/31/2021	1.49	0	0	1.00%	37.4%	12/31/2021	1.51	0	0	0.75%	37.8%
12/31/2020	1.08	7,005	7,542	1.25%	2.5%	12/31/2020	1.09	0	0	1.00%	2.7%	12/31/2020	1.10	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	8.8%	12/31/2024	$1.92	0	$0	0.25%	9.1%	12/31/2024	$1.96	0	$0	0.00%	9.3%
12/31/2023	1.73	0	0	0.50%	18.7%	12/31/2023	1.76	0	0	0.25%	19.0%	12/31/2023	1.79	1,129	2,021	0.00%	19.3%
12/31/2022	1.45	0	0	0.50%	-5.1%	12/31/2022	1.48	0	0	0.25%	-4.9%	12/31/2022	1.50	1,151	1,726	0.00%	-4.6%
12/31/2021	1.53	0	0	0.50%	38.1%	12/31/2021	1.55	0	0	0.25%	38.5%	12/31/2021	1.57	1,145	1,801	0.00%	38.8%
12/31/2020	1.11	0	0	0.50%	3.2%	12/31/2020	1.12	0	0	0.25%	3.5%	12/31/2020	1.13	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	1.2%
2021	1.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$671,824	$728,145	79,921
Receivables: investments sold	1,116
Payables: investments purchased	-
Net assets	$672,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$672,940	693,147	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$672,940	693,147

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,629
Mortality & expense charges			(10,407)
Net investment income (loss)			10,222

Gain (loss) on investments:
Net realized gain (loss)			(60,715)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,548
Net gain (loss)			(12,167)

Increase (decrease) in net assets from operations			$(1,945)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,222	$28,620
Net realized gain (loss)		(60,715)	(176,490)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,548	238,858

Increase (decrease) in net assets from operations		(1,945)	90,988

Contract owner transactions:
Proceeds from units sold		276,251	399,455
Cost of units redeemed		(592,233)	(873,230)
Account charges		(1,713)	(1,237)
Increase (decrease)		(317,695)	(475,012)
Net increase (decrease)		(319,640)	(384,024)
Net assets, beginning		992,580	1,376,604
Net assets, ending		$672,940	$992,580

Units sold		304,047	454,474
Units redeemed		(636,612)	(974,096)
Net increase (decrease)		(332,565)	(519,622)
Units outstanding, beginning		1,025,712	1,545,334
Units outstanding, ending		693,147	1,025,712

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,636,384
Cost of units redeemed/account charges			(4,787,034)
Net investment income (loss)			111,296
Net realized gain (loss)			(292,268)
Realized gain distributions			60,883
Net change in unrealized appreciation (depreciation)			(56,321)
Net assets			$672,940

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	693	$673	1.25%	0.3%	12/31/2024	$0.99	0	$0	1.00%	0.6%	12/31/2024	$1.01	0	$0	0.75%	0.8%
12/31/2023	0.97	1,026	993	1.25%	8.6%	12/31/2023	0.98	0	0	1.00%	8.9%	12/31/2023	1.00	0	0	0.75%	9.2%
12/31/2022	0.89	1,545	1,377	1.25%	-19.9%	12/31/2022	0.90	0	0	1.00%	-19.7%	12/31/2022	0.92	0	0	0.75%	-19.5%
12/31/2021	1.11	1,893	2,107	1.25%	-5.8%	12/31/2021	1.13	0	0	1.00%	-5.6%	12/31/2021	1.14	0	0	0.75%	-5.3%
12/31/2020	1.18	1,688	1,995	1.25%	5.0%	12/31/2020	1.19	0	0	1.00%	5.3%	12/31/2020	1.21	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	1.1%	12/31/2024	$1.05	0	$0	0.25%	1.3%	12/31/2024	$1.07	0	$0	0.00%	1.6%
12/31/2023	1.02	0	0	0.50%	9.4%	12/31/2023	1.04	0	0	0.25%	9.7%	12/31/2023	1.06	0	0	0.00%	10.0%
12/31/2022	0.93	0	0	0.50%	-19.3%	12/31/2022	0.95	0	0	0.25%	-19.1%	12/31/2022	0.96	0	0	0.00%	-18.9%
12/31/2021	1.16	0	0	0.50%	-5.1%	12/31/2021	1.17	0	0	0.25%	-4.9%	12/31/2021	1.19	0	0	0.00%	-4.6%
12/31/2020	1.22	0	0	0.50%	5.8%	12/31/2020	1.23	0	0	0.25%	6.1%	12/31/2020	1.24	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	3.6%
2022	0.0%
2021	0.9%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,130	$255,303	55,629
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$249,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,222	200,134	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$249,222	200,134

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,838
Mortality & expense charges			(2,518)
Net investment income (loss)			4,320

Gain (loss) on investments:
Net realized gain (loss)			(1,946)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			845
Net gain (loss)			(1,101)

Increase (decrease) in net assets from operations			$3,219

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,320	$(658)
Net realized gain (loss)		(1,946)	(112,409)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		845	67,284

Increase (decrease) in net assets from operations		3,219	(45,783)

Contract owner transactions:
Proceeds from units sold		324,766	216,561
Cost of units redeemed		(182,887)	(542,265)
Account charges		(17)	(596)
Increase (decrease)		141,862	(326,300)
Net increase (decrease)		145,081	(372,083)
Net assets, beginning		104,141	476,224
Net assets, ending		$249,222	$104,141

Units sold		258,864	174,781
Units redeemed		(146,194)	(446,195)
Net increase (decrease)		112,670	(271,414)
Units outstanding, beginning		87,464	358,878
Units outstanding, ending		200,134	87,464

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,389,473
Cost of units redeemed/account charges			(2,307,428)
Net investment income (loss)			191,111
Net realized gain (loss)			(17,761)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,173)
Net assets			$249,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	200	$249	1.25%	4.6%	12/31/2024	$1.27	0	$0	1.00%	4.8%	12/31/2024	$1.29	0	$0	0.75%	5.1%
12/31/2023	1.19	87	104	1.25%	-10.3%	12/31/2023	1.21	0	0	1.00%	-10.0%	12/31/2023	1.23	0	0	0.75%	-9.8%
12/31/2022	1.33	359	476	1.25%	10.0%	12/31/2022	1.34	0	0	1.00%	10.3%	12/31/2022	1.36	0	0	0.75%	10.6%
12/31/2021	1.21	481	580	1.25%	26.9%	12/31/2021	1.22	0	0	1.00%	27.2%	12/31/2021	1.23	0	0	0.75%	27.5%
12/31/2020	0.95	502	477	1.25%	-3.0%	12/31/2020	0.96	0	0	1.00%	-2.8%	12/31/2020	0.97	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	5.4%	12/31/2024	$1.34	0	$0	0.25%	5.6%	12/31/2024	$1.36	0	$0	0.00%	5.9%
12/31/2023	1.25	0	0	0.50%	-9.6%	12/31/2023	1.26	0	0	0.25%	-9.4%	12/31/2023	1.28	0	0	0.00%	-9.1%
12/31/2022	1.38	0	0	0.50%	10.9%	12/31/2022	1.40	0	0	0.25%	11.1%	12/31/2022	1.41	0	0	0.00%	11.4%
12/31/2021	1.24	0	0	0.50%	27.8%	12/31/2021	1.26	0	0	0.25%	28.1%	12/31/2021	1.27	0	0	0.00%	28.5%
12/31/2020	0.97	0	0	0.50%	-2.3%	12/31/2020	0.98	0	0	0.25%	-2.0%	12/31/2020	0.99	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	1.6%
2022	6.4%
2021	31.7%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,058,738	$1,094,333	100,096
Receivables: investments sold	18,304
Payables: investments purchased	-
Net assets	$1,077,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,077,042	998,362	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$1,077,042	998,362

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,692
Mortality & expense charges			(10,134)
Net investment income (loss)			15,558

Gain (loss) on investments:
Net realized gain (loss)			(12,226)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,515
Net gain (loss)			(9,711)

Increase (decrease) in net assets from operations			$5,847

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,558	$15,356
Net realized gain (loss)		(12,226)	(143,669)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,515	147,745

Increase (decrease) in net assets from operations		5,847	19,432

Contract owner transactions:
Proceeds from units sold		740,270	401,698
Cost of units redeemed		(261,764)	(787,061)
Account charges		(544)	(401)
Increase (decrease)		477,962	(385,764)
Net increase (decrease)		483,809	(366,332)
Net assets, beginning		593,233	959,565
Net assets, ending		$1,077,042	$593,233

Units sold		687,171	383,258
Units redeemed		(242,758)	(749,025)
Net increase (decrease)		444,413	(365,767)
Units outstanding, beginning		553,949	919,716
Units outstanding, ending		998,362	553,949

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,568,995
Cost of units redeemed/account charges			(2,451,875)
Net investment income (loss)			121,110
Net realized gain (loss)			(127,869)
Realized gain distributions			2,276
Net change in unrealized appreciation (depreciation)			(35,595)
Net assets			$1,077,042

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	998	$1,077	1.25%	0.7%	12/31/2024	$1.10	0	$0	1.00%	1.0%	12/31/2024	$1.12	0	$0	0.75%	1.2%
12/31/2023	1.07	554	593	1.25%	2.6%	12/31/2023	1.09	0	0	1.00%	2.9%	12/31/2023	1.10	0	0	0.75%	3.2%
12/31/2022	1.04	920	960	1.25%	-13.3%	12/31/2022	1.06	0	0	1.00%	-13.1%	12/31/2022	1.07	0	0	0.75%	-12.9%
12/31/2021	1.20	976	1,175	1.25%	4.2%	12/31/2021	1.22	0	0	1.00%	4.5%	12/31/2021	1.23	0	0	0.75%	4.8%
12/31/2020	1.15	506	584	1.25%	10.3%	12/31/2020	1.16	0	0	1.00%	10.5%	12/31/2020	1.17	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	1.5%	12/31/2024	$1.16	0	$0	0.25%	1.8%	12/31/2024	$1.18	0	$0	0.00%	2.0%
12/31/2023	1.12	0	0	0.50%	3.4%	12/31/2023	1.14	0	0	0.25%	3.7%	12/31/2023	1.15	0	0	0.00%	3.9%
12/31/2022	1.08	0	0	0.50%	-12.7%	12/31/2022	1.10	0	0	0.25%	-12.4%	12/31/2022	1.11	0	0	0.00%	-12.2%
12/31/2021	1.24	0	0	0.50%	5.0%	12/31/2021	1.25	0	0	0.25%	5.3%	12/31/2021	1.27	0	0	0.00%	5.6%
12/31/2020	1.18	0	0	0.50%	11.1%	12/31/2020	1.19	0	0	0.25%	11.4%	12/31/2020	1.20	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.1%
2022	6.8%
2021	4.1%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,185,051	$1,791,368	45,049
Receivables: investments sold	19,215
Payables: investments purchased	-
Net assets	$2,204,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$853,493	501,249	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	1,350,773	722,762	1.87
Total	$2,204,266	1,224,011

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,056
Mortality & expense charges			(9,319)
Net investment income (loss)			12,737

Gain (loss) on investments:
Net realized gain (loss)			20,653
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			177,598
Net gain (loss)			198,251

Increase (decrease) in net assets from operations			$210,988

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,737	$4,916
Net realized gain (loss)		20,653	82,177
Realized gain distributions		-	23,042
Net change in unrealized appreciation (depreciation)		177,598	179,908

Increase (decrease) in net assets from operations		210,988	290,043

Contract owner transactions:
Proceeds from units sold		308,369	2,376,727
Cost of units redeemed		(119,161)	(2,992,888)
Account charges		(1,029)	(1,121)
Increase (decrease)		188,179	(617,282)
Net increase (decrease)		399,167	(327,239)
Net assets, beginning		1,805,099	2,132,338
Net assets, ending		$2,204,266	$1,805,099

Units sold		183,397	4,630,313
Units redeemed		(68,834)	(5,122,816)
Net increase (decrease)		114,563	(492,503)
Units outstanding, beginning		1,109,448	1,601,951
Units outstanding, ending		1,224,011	1,109,448

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,431,762
Cost of units redeemed/account charges			(5,058,154)
Net investment income (loss)			11,794
Net realized gain (loss)			259,488
Realized gain distributions			165,693
Net change in unrealized appreciation (depreciation)			393,683
Net assets			$2,204,266

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	501	$853	1.25%	10.1%	12/31/2024	$1.73	0	$0	1.00%	10.4%	12/31/2024	$1.77	0	$0	0.75%	10.7%
12/31/2023	1.55	421	651	1.25%	16.2%	12/31/2023	1.57	0	0	1.00%	16.5%	12/31/2023	1.60	0	0	0.75%	16.8%
12/31/2022	1.33	1,602	2,132	1.25%	-14.6%	12/31/2022	1.35	0	0	1.00%	-14.4%	12/31/2022	1.37	0	0	0.75%	-14.2%
12/31/2021	1.56	685	1,068	1.25%	29.0%	12/31/2021	1.58	0	0	1.00%	29.3%	12/31/2021	1.59	0	0	0.75%	29.6%
12/31/2020	1.21	1,135	1,372	1.25%	9.8%	12/31/2020	1.22	0	0	1.00%	10.1%	12/31/2020	1.23	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	0	$0	0.50%	10.9%	12/31/2024	$1.83	0	$0	0.25%	11.2%	12/31/2024	$1.87	723	$1,351	0.00%	11.5%
12/31/2023	1.62	0	0	0.50%	17.1%	12/31/2023	1.65	0	0	0.25%	17.4%	12/31/2023	1.68	688	1,154	0.00%	17.6%
12/31/2022	1.39	0	0	0.50%	-14.0%	12/31/2022	1.41	0	0	0.25%	-13.7%	12/31/2022	1.42	0	0	0.00%	-13.5%
12/31/2021	1.61	0	0	0.50%	30.0%	12/31/2021	1.63	0	0	0.25%	30.3%	12/31/2021	1.65	0	0	0.00%	30.6%
12/31/2020	1.24	0	0	0.50%	10.6%	12/31/2020	1.25	0	0	0.25%	10.9%	12/31/2020	1.26	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.3%
2022	0.8%
2021	0.8%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,651	$381,755	17,608
Receivables: investments sold	21,285
Payables: investments purchased	-
Net assets	$409,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$409,936	335,370	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$409,936	335,370

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,158
Mortality & expense charges			(3,743)
Net investment income (loss)			8,415

Gain (loss) on investments:
Net realized gain (loss)			1,449
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,960
Net gain (loss)			6,409

Increase (decrease) in net assets from operations			$14,824

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,415	$1,887
Net realized gain (loss)		1,449	(197)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,960	1,936

Increase (decrease) in net assets from operations		14,824	3,626

Contract owner transactions:
Proceeds from units sold		373,825	100,467
Cost of units redeemed		(75,715)	(6,492)
Account charges		(426)	(173)
Increase (decrease)		297,684	93,802
Net increase (decrease)		312,508	97,428
Net assets, beginning		97,428	-
Net assets, ending		$409,936	$97,428

Units sold		314,335	90,597
Units redeemed		(63,436)	(6,126)
Net increase (decrease)		250,899	84,471
Units outstanding, beginning		84,471	-
Units outstanding, ending		335,370	84,471

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,173,799
Cost of units redeemed/account charges			(896,581)
Net investment income (loss)			20,050
Net realized gain (loss)			105,772
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,896
Net assets			$409,936

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	335	$410	1.25%	6.0%	12/31/2024	$1.24	0	$0	1.00%	6.2%	12/31/2024	$1.26	0	$0	0.75%	6.5%
12/31/2023	1.15	84	97	1.25%	14.0%	12/31/2023	1.17	0	0	1.00%	14.3%	12/31/2023	1.19	0	0	0.75%	14.6%
12/31/2022	1.01	0	0	1.25%	-17.4%	12/31/2022	1.02	0	0	1.00%	-17.2%	12/31/2022	1.03	0	0	0.75%	-17.0%
12/31/2021	1.23	0	0	1.25%	4.5%	12/31/2021	1.24	0	0	1.00%	4.8%	12/31/2021	1.25	0	0	0.75%	5.0%
12/31/2020	1.17	376	440	1.25%	12.4%	12/31/2020	1.18	0	0	1.00%	12.7%	12/31/2020	1.19	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	6.8%	12/31/2024	$1.30	0	$0	0.25%	7.0%	12/31/2024	$1.33	0	$0	0.00%	7.3%
12/31/2023	1.20	0	0	0.50%	14.9%	12/31/2023	1.22	0	0	0.25%	15.2%	12/31/2023	1.24	0	0	0.00%	15.5%
12/31/2022	1.05	0	0	0.50%	-16.8%	12/31/2022	1.06	0	0	0.25%	-16.6%	12/31/2022	1.07	0	0	0.00%	-16.4%
12/31/2021	1.26	0	0	0.50%	5.3%	12/31/2021	1.27	0	0	0.25%	5.6%	12/31/2021	1.28	0	0	0.00%	5.8%
12/31/2020	1.19	0	0	0.50%	13.3%	12/31/2020	1.20	0	0	0.25%	13.6%	12/31/2020	1.21	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	5.0%
2022	0.0%
2021	0.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$130,805	$126,707	15,038
Receivables: investments sold	10,859
Payables: investments purchased	-
Net assets	$141,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,664	125,762	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$141,664	125,762

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,221
Mortality & expense charges			(1,343)
Net investment income (loss)			1,878

Gain (loss) on investments:
Net realized gain (loss)			778
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,332
Net gain (loss)			2,110

Increase (decrease) in net assets from operations			$3,988

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,878	$486
Net realized gain (loss)		778	(403)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,332	4,329

Increase (decrease) in net assets from operations		3,988	4,412

Contract owner transactions:
Proceeds from units sold		72,033	72,601
Cost of units redeemed		(12,526)	(10,382)
Account charges		(311)	(59)
Increase (decrease)		59,196	62,160
Net increase (decrease)		63,184	66,572
Net assets, beginning		78,480	11,908
Net assets, ending		$141,664	$78,480

Units sold		63,750	70,904
Units redeemed		(11,371)	(10,083)
Net increase (decrease)		52,379	60,821
Units outstanding, beginning		73,383	12,562
Units outstanding, ending		125,762	73,383

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$163,209
Cost of units redeemed/account charges			(29,424)
Net investment income (loss)			2,673
Net realized gain (loss)			878
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			4,098
Net assets			$141,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	126	$142	1.25%	5.3%	12/31/2024	$1.14	0	$0	1.00%	5.6%	12/31/2024	$1.16	0	$0	0.75%	5.9%
12/31/2023	1.07	73	78	1.25%	12.8%	12/31/2023	1.08	0	0	1.00%	13.1%	12/31/2023	1.10	0	0	0.75%	13.4%
12/31/2022	0.95	13	12	1.25%	-19.1%	12/31/2022	0.96	0	0	1.00%	-18.9%	12/31/2022	0.97	0	0	0.75%	-18.7%
12/31/2021	1.17	12	14	1.25%	-0.5%	12/31/2021	1.18	0	0	1.00%	-0.2%	12/31/2021	1.19	0	0	0.75%	0.0%
12/31/2020	1.18	9	11	1.25%	12.6%	12/31/2020	1.18	0	0	1.00%	12.9%	12/31/2020	1.19	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	6.1%	12/31/2024	$1.20	0	$0	0.25%	6.4%	12/31/2024	$1.22	0	$0	0.00%	6.7%
12/31/2023	1.11	0	0	0.50%	13.7%	12/31/2023	1.13	0	0	0.25%	13.9%	12/31/2023	1.15	0	0	0.00%	14.2%
12/31/2022	0.98	0	0	0.50%	-18.5%	12/31/2022	0.99	0	0	0.25%	-18.3%	12/31/2022	1.00	0	0	0.00%	-18.1%
12/31/2021	1.20	0	0	0.50%	0.3%	12/31/2021	1.21	0	0	0.25%	0.5%	12/31/2021	1.22	0	0	0.00%	0.8%
12/31/2020	1.20	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.21	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	1.6%
2022	2.3%
2021	2.3%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,875	$41,015	3,939
Receivables: investments sold	-
Payables: investments purchased	(1,397)
Net assets	$39,478

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,478	38,810	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$39,478	38,810

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,731
Mortality & expense charges			(498)
Net investment income (loss)			1,233

Gain (loss) on investments:
Net realized gain (loss)			(5,756)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,089
Net gain (loss)			333

Increase (decrease) in net assets from operations			$1,566

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,233	$3,561
Net realized gain (loss)		(5,756)	(418)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,089	1,322

Increase (decrease) in net assets from operations		1,566	4,465

Contract owner transactions:
Proceeds from units sold		12,090	57,959
Cost of units redeemed		(127,282)	(6,441)
Account charges		(73)	(82)
Increase (decrease)		(115,265)	51,436
Net increase (decrease)		(113,699)	55,901
Net assets, beginning		153,177	97,276
Net assets, ending		$39,478	$153,177

Units sold		12,341	60,254
Units redeemed		(130,218)	(6,754)
Net increase (decrease)		(117,877)	53,500
Units outstanding, beginning		156,687	103,187
Units outstanding, ending		38,810	156,687

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$203,984
Cost of units redeemed/account charges			(161,707)
Net investment income (loss)			5,095
Net realized gain (loss)			(7,754)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(140)
Net assets			$39,478

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	39	$39	1.25%	4.1%	12/31/2024	$1.03	0	$0	1.00%	4.3%	12/31/2024	$1.05	0	$0	0.75%	4.6%
12/31/2023	0.98	157	153	1.25%	3.7%	12/31/2023	0.99	0	0	1.00%	4.0%	12/31/2023	1.01	0	0	0.75%	4.2%
12/31/2022	0.94	103	97	1.25%	-7.8%	12/31/2022	0.95	0	0	1.00%	-7.6%	12/31/2022	0.96	0	0	0.75%	-7.3%
12/31/2021	1.02	113	115	1.25%	-2.3%	12/31/2021	1.03	0	0	1.00%	-2.0%	12/31/2021	1.04	0	0	0.75%	-1.8%
12/31/2020	1.05	0	0	1.25%	0.3%	12/31/2020	1.05	0	0	1.00%	0.5%	12/31/2020	1.06	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	4.8%	12/31/2024	$1.09	0	$0	0.25%	5.1%	12/31/2024	$1.11	0	$0	0.00%	5.4%
12/31/2023	1.02	0	0	0.50%	4.5%	12/31/2023	1.03	0	0	0.25%	4.7%	12/31/2023	1.05	0	0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-7.1%	12/31/2022	0.99	0	0	0.25%	-6.9%	12/31/2022	1.00	0	0	0.00%	-6.6%
12/31/2021	1.05	0	0	0.50%	-1.5%	12/31/2021	1.06	0	0	0.25%	-1.3%	12/31/2021	1.07	0	0	0.00%	-1.0%
12/31/2020	1.07	0	0	0.50%	1.0%	12/31/2020	1.07	0	0	0.25%	1.3%	12/31/2020	1.08	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	4.1%
2022	1.4%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Real Estate Securities Portfolio - 06-3CW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$726,807	$725,402	74,987
Receivables: investments sold	30,567
Payables: investments purchased	-
Net assets	$757,374

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$757,374	648,880	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$757,374	648,880

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,408
Mortality & expense charges			(10,483)
Net investment income (loss)			15,925

Gain (loss) on investments:
Net realized gain (loss)			10,493
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,998)
Net gain (loss)			(3,505)

Increase (decrease) in net assets from operations			$12,420

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,925	$21,472
Net realized gain (loss)		10,493	(33,669)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(13,998)	87,504

Increase (decrease) in net assets from operations		12,420	75,307

Contract owner transactions:
Proceeds from units sold		507,908	725,643
Cost of units redeemed		(813,178)	(229,201)
Account charges		(1,415)	(1,287)
Increase (decrease)		(306,685)	495,155
Net increase (decrease)		(294,265)	570,462
Net assets, beginning		1,051,639	481,177
Net assets, ending		$757,374	$1,051,639

Units sold		447,336	675,016
Units redeemed		(705,366)	(216,526)
Net increase (decrease)		(258,030)	458,490
Units outstanding, beginning		906,910	448,420
Units outstanding, ending		648,880	906,910

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,294,195
Cost of units redeemed/account charges			(1,665,585)
Net investment income (loss)			91,219
Net realized gain (loss)			6,008
Realized gain distributions			30,132
Net change in unrealized appreciation (depreciation)			1,405
Net assets			$757,374

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	649	$757	1.25%	0.7%	12/31/2024	$1.19	0	$0	1.00%	0.9%	12/31/2024	$1.21	0	$0	0.75%	1.2%
12/31/2023	1.16	907	1,052	1.25%	8.1%	12/31/2023	1.18	0	0	1.00%	8.3%	12/31/2023	1.19	0	0	0.75%	8.6%
12/31/2022	1.07	448	481	1.25%	-24.8%	12/31/2022	1.09	0	0	1.00%	-24.6%	12/31/2022	1.10	0	0	0.75%	-24.4%
12/31/2021	1.43	397	566	1.25%	29.3%	12/31/2021	1.44	0	0	1.00%	29.7%	12/31/2021	1.45	0	0	0.75%	30.0%
12/31/2020	1.10	455	502	1.25%	-7.9%	12/31/2020	1.11	0	0	1.00%	-7.6%	12/31/2020	1.12	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	1.4%	12/31/2024	$1.25	0	$0	0.25%	1.7%	12/31/2024	$1.27	0	$0	0.00%	1.9%
12/31/2023	1.21	0	0	0.50%	8.9%	12/31/2023	1.23	0	0	0.25%	9.1%	12/31/2023	1.24	0	0	0.00%	9.4%
12/31/2022	1.11	0	0	0.50%	-24.2%	12/31/2022	1.12	0	0	0.25%	-24.0%	12/31/2022	1.14	0	0	0.00%	-23.8%
12/31/2021	1.46	0	0	0.50%	30.3%	12/31/2021	1.48	0	0	0.25%	30.6%	12/31/2021	1.49	0	0	0.00%	31.0%
12/31/2020	1.12	0	0	0.50%	-7.2%	12/31/2020	1.13	0	0	0.25%	-7.0%	12/31/2020	1.14	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.7%
2022	1.3%
2021	3.8%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Sustainability Core 1 Portfolio - 06-3C7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,535,204	$2,288,205	206,459
Receivables: investments sold	41,409
Payables: investments purchased	-
Net assets	$2,576,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,576,613	2,115,899	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$2,576,613	2,115,899

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$76,369
Mortality & expense charges			(32,081)
Net investment income (loss)			44,288

Gain (loss) on investments:
Net realized gain (loss)			30,523
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,693
Net gain (loss)			42,216

Increase (decrease) in net assets from operations			$86,504

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,288	$33,041
Net realized gain (loss)		30,523	6,421
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,693	285,427

Increase (decrease) in net assets from operations		86,504	324,889

Contract owner transactions:
Proceeds from units sold		271,959	510,888
Cost of units redeemed		(260,737)	(173,804)
Account charges		(2,441)	(1,908)
Increase (decrease)		8,781	335,176
Net increase (decrease)		95,285	660,065
Net assets, beginning		2,481,328	1,821,263
Net assets, ending		$2,576,613	$2,481,328

Units sold		219,332	462,684
Units redeemed		(216,198)	(162,469)
Net increase (decrease)		3,134	300,215
Units outstanding, beginning		2,112,765	1,812,550
Units outstanding, ending		2,115,899	2,112,765

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,072,094
Cost of units redeemed/account charges			(1,870,742)
Net investment income (loss)			95,246
Net realized gain (loss)			33,016
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			246,999
Net assets			$2,576,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	2,116	$2,577	1.25%	3.7%	12/31/2024	$1.24	0	$0	1.00%	3.9%	12/31/2024	$1.26	0	$0	0.75%	4.2%
12/31/2023	1.17	2,113	2,481	1.25%	16.9%	12/31/2023	1.19	0	0	1.00%	17.2%	12/31/2023	1.21	0	0	0.75%	17.5%
12/31/2022	1.00	1,813	1,821	1.25%	-18.7%	12/31/2022	1.02	0	0	1.00%	-18.5%	12/31/2022	1.03	0	0	0.75%	-18.3%
12/31/2021	1.24	263	325	1.25%	10.7%	12/31/2021	1.25	0	0	1.00%	11.0%	12/31/2021	1.26	0	0	0.75%	11.3%
12/31/2020	1.12	244	272	1.25%	10.2%	12/31/2020	1.12	0	0	1.00%	10.5%	12/31/2020	1.13	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	4.5%	12/31/2024	$1.30	0	$0	0.25%	4.7%	12/31/2024	$1.32	0	$0	0.00%	5.0%
12/31/2023	1.22	0	0	0.50%	17.8%	12/31/2023	1.24	0	0	0.25%	18.1%	12/31/2023	1.26	0	0	0.00%	18.3%
12/31/2022	1.04	0	0	0.50%	-18.1%	12/31/2022	1.05	0	0	0.25%	-17.9%	12/31/2022	1.06	0	0	0.00%	-17.7%
12/31/2021	1.27	0	0	0.50%	11.5%	12/31/2021	1.28	0	0	0.25%	11.8%	12/31/2021	1.29	0	0	0.00%	12.1%
12/31/2020	1.14	0	0	0.50%	11.1%	12/31/2020	1.15	0	0	0.25%	11.4%	12/31/2020	1.15	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.7%
2022	2.1%
2021	2.8%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$789,624	$688,270	15,974
Receivables: investments sold	-
Payables: investments purchased	(2,264)
Net assets	$787,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$787,360	515,416	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$787,360	515,416

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,592
Mortality & expense charges			(11,311)
Net investment income (loss)			5,281

Gain (loss) on investments:
Net realized gain (loss)			31,769
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			64,433
Net gain (loss)			96,202

Increase (decrease) in net assets from operations			$101,483

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,281	$4,609
Net realized gain (loss)		31,769	38,497
Realized gain distributions		-	12,893
Net change in unrealized appreciation (depreciation)		64,433	17,401

Increase (decrease) in net assets from operations		101,483	73,400

Contract owner transactions:
Proceeds from units sold		36,426	827,067
Cost of units redeemed		(194,954)	(424,106)
Account charges		(2,974)	(1,082)
Increase (decrease)		(161,502)	401,879
Net increase (decrease)		(60,019)	475,279
Net assets, beginning		847,379	372,100
Net assets, ending		$787,360	$847,379

Units sold		24,508	642,070
Units redeemed		(126,692)	(323,029)
Net increase (decrease)		(102,184)	319,041
Units outstanding, beginning		617,600	298,559
Units outstanding, ending		515,416	617,600

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,982,325
Cost of units redeemed/account charges			(1,468,759)
Net investment income (loss)			17,632
Net realized gain (loss)			120,826
Realized gain distributions			33,982
Net change in unrealized appreciation (depreciation)			101,354
Net assets			$787,360

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	515	$787	1.25%	11.3%	12/31/2024	$1.55	0	$0	1.00%	11.6%	12/31/2024	$1.58	0	$0	0.75%	11.9%
12/31/2023	1.37	618	847	1.25%	10.1%	12/31/2023	1.39	0	0	1.00%	10.4%	12/31/2023	1.41	0	0	0.75%	10.6%
12/31/2022	1.25	299	372	1.25%	-6.9%	12/31/2022	1.26	0	0	1.00%	-6.7%	12/31/2022	1.28	0	0	0.75%	-6.5%
12/31/2021	1.34	280	375	1.25%	26.5%	12/31/2021	1.35	0	0	1.00%	26.8%	12/31/2021	1.36	0	0	0.75%	27.1%
12/31/2020	1.06	397	420	1.25%	-1.8%	12/31/2020	1.07	0	0	1.00%	-1.6%	12/31/2020	1.07	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	12.2%	12/31/2024	$1.63	0	$0	0.25%	12.5%	12/31/2024	$1.66	0	$0	0.00%	12.7%
12/31/2023	1.43	0	0	0.50%	10.9%	12/31/2023	1.45	0	0	0.25%	11.2%	12/31/2023	1.47	0	0	0.00%	11.5%
12/31/2022	1.29	0	0	0.50%	-6.2%	12/31/2022	1.31	0	0	0.25%	-6.0%	12/31/2022	1.32	0	0	0.00%	-5.8%
12/31/2021	1.38	0	0	0.50%	27.4%	12/31/2021	1.39	0	0	0.25%	27.8%	12/31/2021	1.40	0	0	0.00%	28.1%
12/31/2020	1.08	0	0	0.50%	-1.1%	12/31/2020	1.09	0	0	0.25%	-0.9%	12/31/2020	1.09	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.5%
2022	1.9%
2021	1.7%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Sustainability Core 1 Portfolio - 06-3C6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$754,913	$582,017	16,515
Receivables: investments sold	-
Payables: investments purchased	(1,491)
Net assets	$753,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$753,422	348,797	$2.16
Band 100	-	-	2.20
Band 75	-	-	2.23
Band 50	-	-	2.27
Band 25	-	-	2.31
Band 0	-	-	2.35
Total	$753,422	348,797

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,426
Mortality & expense charges			(7,568)
Net investment income (loss)			(1,142)

Gain (loss) on investments:
Net realized gain (loss)			9,051
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			103,225
Net gain (loss)			112,276

Increase (decrease) in net assets from operations			$111,134

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,142)	$286
Net realized gain (loss)		9,051	8,336
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		103,225	46,424

Increase (decrease) in net assets from operations		111,134	55,046

Contract owner transactions:
Proceeds from units sold		252,997	275,097
Cost of units redeemed		(66,265)	(47,719)
Account charges		(1,650)	(586)
Increase (decrease)		185,082	226,792
Net increase (decrease)		296,216	281,838
Net assets, beginning		457,206	175,368
Net assets, ending		$753,422	$457,206

Units sold		124,907	166,360
Units redeemed		(33,590)	(31,473)
Net increase (decrease)		91,317	134,887
Units outstanding, beginning		257,480	122,593
Units outstanding, ending		348,797	257,480

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$834,222
Cost of units redeemed/account charges			(278,658)
Net investment income (loss)			(972)
Net realized gain (loss)			23,371
Realized gain distributions			2,563
Net change in unrealized appreciation (depreciation)			172,896
Net assets			$753,422

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	349	$753	1.25%	21.6%	12/31/2024	$2.20	0	$0	1.00%	22.0%	12/31/2024	$2.23	0	$0	0.75%	22.3%
12/31/2023	1.78	257	457	1.25%	24.1%	12/31/2023	1.80	0	0	1.00%	24.4%	12/31/2023	1.83	0	0	0.75%	24.8%
12/31/2022	1.43	123	175	1.25%	-18.9%	12/31/2022	1.45	0	0	1.00%	-18.7%	12/31/2022	1.46	0	0	0.75%	-18.4%
12/31/2021	1.76	109	192	1.25%	25.8%	12/31/2021	1.78	0	0	1.00%	26.1%	12/31/2021	1.80	0	0	0.75%	26.4%
12/31/2020	1.40	111	156	1.25%	19.7%	12/31/2020	1.41	0	0	1.00%	20.0%	12/31/2020	1.42	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	0	$0	0.50%	22.6%	12/31/2024	$2.31	0	$0	0.25%	22.9%	12/31/2024	$2.35	0	$0	0.00%	23.2%
12/31/2023	1.85	0	0	0.50%	25.1%	12/31/2023	1.88	0	0	0.25%	25.4%	12/31/2023	1.90	0	0	0.00%	25.7%
12/31/2022	1.48	0	0	0.50%	-18.2%	12/31/2022	1.50	0	0	0.25%	-18.0%	12/31/2022	1.52	0	0	0.00%	-17.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.84	0	0	0.00%	27.4%
12/31/2020	1.43	0	0	0.50%	20.6%	12/31/2020	1.44	0	0	0.25%	20.9%	12/31/2020	1.45	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.9%
2022	1.2%
2021	1.1%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2010 Target Date Retirement Inc Fund Inst Cl - 06-3PK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	1.25%	4.4%	12/31/2024	$1.30	0	$0	1.00%	4.7%	12/31/2024	$1.32	0	$0	0.75%	5.0%
12/31/2023	1.23	0	0	1.25%	6.6%	12/31/2023	1.24	0	0	1.00%	6.9%	12/31/2023	1.26	0	0	0.75%	7.2%
12/31/2022	1.15	0	0	1.25%	-12.7%	12/31/2022	1.16	0	0	1.00%	-12.5%	12/31/2022	1.18	0	0	0.75%	-12.3%
12/31/2021	1.32	0	0	1.25%	7.5%	12/31/2021	1.33	0	0	1.00%	7.7%	12/31/2021	1.34	0	0	0.75%	8.0%
12/31/2020	1.23	0	0	1.25%	10.7%	12/31/2020	1.24	0	0	1.00%	11.0%	12/31/2020	1.24	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	5.2%	12/31/2024	$1.36	0	$0	0.25%	5.5%	12/31/2024	$1.38	0	$0	0.00%	5.7%
12/31/2023	1.28	0	0	0.50%	7.4%	12/31/2023	1.29	0	0	0.25%	7.7%	12/31/2023	1.31	0	0	0.00%	8.0%
12/31/2022	1.19	0	0	0.50%	-12.1%	12/31/2022	1.20	0	0	0.25%	-11.9%	12/31/2022	1.21	0	0	0.00%	-11.6%
12/31/2021	1.35	0	0	0.50%	8.3%	12/31/2021	1.36	0	0	0.25%	8.6%	12/31/2021	1.37	0	0	0.00%	8.8%
12/31/2020	1.25	0	0	0.50%	11.5%	12/31/2020	1.25	0	0	0.25%	11.8%	12/31/2020	1.26	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2015 Target Date Retirement Inc Fund Inst Cl - 06-3PM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	1.25%	4.2%	12/31/2024	$1.30	0	$0	1.00%	4.4%	12/31/2024	$1.32	0	$0	0.75%	4.7%
12/31/2023	1.23	0	0	1.25%	6.8%	12/31/2023	1.25	0	0	1.00%	7.1%	12/31/2023	1.26	0	0	0.75%	7.3%
12/31/2022	1.15	0	0	1.25%	-15.8%	12/31/2022	1.17	0	0	1.00%	-15.6%	12/31/2022	1.18	0	0	0.75%	-15.4%
12/31/2021	1.37	0	0	1.25%	8.3%	12/31/2021	1.38	0	0	1.00%	8.6%	12/31/2021	1.39	0	0	0.75%	8.9%
12/31/2020	1.27	0	0	1.25%	12.9%	12/31/2020	1.27	0	0	1.00%	13.2%	12/31/2020	1.28	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	4.9%	12/31/2024	$1.36	0	$0	0.25%	5.2%	12/31/2024	$1.38	0	$0	0.00%	5.5%
12/31/2023	1.28	0	0	0.50%	7.6%	12/31/2023	1.30	0	0	0.25%	7.9%	12/31/2023	1.31	0	0	0.00%	8.1%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.21	0	0	0.00%	-14.7%
12/31/2021	1.40	0	0	0.50%	9.1%	12/31/2021	1.41	0	0	0.25%	9.4%	12/31/2021	1.42	0	0	0.00%	9.7%
12/31/2020	1.29	0	0	0.50%	13.7%	12/31/2020	1.29	0	0	0.25%	14.0%	12/31/2020	1.30	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2020 Target Date Retirement Inc Fund Inst Cl - 06-3PN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	3.2%	12/31/2024	$1.28	0	$0	1.00%	3.5%	12/31/2024	$1.30	0	$0	0.75%	3.7%
12/31/2023	1.22	0	0	1.25%	6.3%	12/31/2023	1.24	0	0	1.00%	6.6%	12/31/2023	1.26	0	0	0.75%	6.8%
12/31/2022	1.15	0	0	1.25%	-18.6%	12/31/2022	1.16	0	0	1.00%	-18.4%	12/31/2022	1.18	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	9.0%	12/31/2021	1.44	0	0	0.75%	9.3%
12/31/2020	1.30	0	0	1.25%	14.7%	12/31/2020	1.31	0	0	1.00%	15.0%	12/31/2020	1.32	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	4.0%	12/31/2024	$1.34	0	$0	0.25%	4.3%	12/31/2024	$1.36	0	$0	0.00%	4.5%
12/31/2023	1.27	0	0	0.50%	7.1%	12/31/2023	1.29	0	0	0.25%	7.4%	12/31/2023	1.30	0	0	0.00%	7.6%
12/31/2022	1.19	0	0	0.50%	-18.0%	12/31/2022	1.20	0	0	0.25%	-17.8%	12/31/2022	1.21	0	0	0.00%	-17.6%
12/31/2021	1.45	0	0	0.50%	9.5%	12/31/2021	1.46	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.1%
12/31/2020	1.32	0	0	0.50%	15.6%	12/31/2020	1.33	0	0	0.25%	15.9%	12/31/2020	1.34	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2025 Target Date Retirement Inc Fund Inst Cl - 06-3PP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	2.6%	12/31/2024	$1.29	0	$0	1.00%	2.8%	12/31/2024	$1.31	0	$0	0.75%	3.1%
12/31/2023	1.24	0	0	1.25%	6.7%	12/31/2023	1.26	0	0	1.00%	7.0%	12/31/2023	1.27	0	0	0.75%	7.2%
12/31/2022	1.16	0	0	1.25%	-21.9%	12/31/2022	1.17	0	0	1.00%	-21.7%	12/31/2022	1.19	0	0	0.75%	-21.5%
12/31/2021	1.49	0	0	1.25%	10.6%	12/31/2021	1.50	0	0	1.00%	10.9%	12/31/2021	1.51	0	0	0.75%	11.2%
12/31/2020	1.35	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	3.3%	12/31/2024	$1.35	0	$0	0.25%	3.6%	12/31/2024	$1.37	0	$0	0.00%	3.9%
12/31/2023	1.29	0	0	0.50%	7.5%	12/31/2023	1.30	0	0	0.25%	7.8%	12/31/2023	1.32	0	0	0.00%	8.0%
12/31/2022	1.20	0	0	0.50%	-21.3%	12/31/2022	1.21	0	0	0.25%	-21.1%	12/31/2022	1.22	0	0	0.00%	-20.9%
12/31/2021	1.52	0	0	0.50%	11.5%	12/31/2021	1.53	0	0	0.25%	11.7%	12/31/2021	1.55	0	0	0.00%	12.0%
12/31/2020	1.37	0	0	0.50%	16.9%	12/31/2020	1.37	0	0	0.25%	17.2%	12/31/2020	1.38	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2030 Target Date Retirement Inc Fund Inst Cl - 06-3PR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	1.25%	3.8%	12/31/2024	$1.36	0	$0	1.00%	4.1%	12/31/2024	$1.38	0	$0	0.75%	4.3%
12/31/2023	1.29	0	0	1.25%	8.6%	12/31/2023	1.30	0	0	1.00%	8.9%	12/31/2023	1.32	0	0	0.75%	9.2%
12/31/2022	1.18	0	0	1.25%	-23.3%	12/31/2022	1.20	0	0	1.00%	-23.1%	12/31/2022	1.21	0	0	0.75%	-22.9%
12/31/2021	1.54	0	0	1.25%	12.6%	12/31/2021	1.55	0	0	1.00%	12.8%	12/31/2021	1.57	0	0	0.75%	13.1%
12/31/2020	1.37	0	0	1.25%	16.9%	12/31/2020	1.38	0	0	1.00%	17.2%	12/31/2020	1.38	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	4.6%	12/31/2024	$1.42	0	$0	0.25%	4.9%	12/31/2024	$1.44	0	$0	0.00%	5.1%
12/31/2023	1.34	0	0	0.50%	9.5%	12/31/2023	1.35	0	0	0.25%	9.7%	12/31/2023	1.37	0	0	0.00%	10.0%
12/31/2022	1.22	0	0	0.50%	-22.7%	12/31/2022	1.23	0	0	0.25%	-22.5%	12/31/2022	1.25	0	0	0.00%	-22.3%
12/31/2021	1.58	0	0	0.50%	13.4%	12/31/2021	1.59	0	0	0.25%	13.7%	12/31/2021	1.60	0	0	0.00%	14.0%
12/31/2020	1.39	0	0	0.50%	17.7%	12/31/2020	1.40	0	0	0.25%	18.0%	12/31/2020	1.41	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2035 Target Date Retirement Inc Fund Inst Cl - 06-3PT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	1.25%	6.0%	12/31/2024	$1.44	0	$0	1.00%	6.2%	12/31/2024	$1.46	0	$0	0.75%	6.5%
12/31/2023	1.34	0	0	1.25%	11.5%	12/31/2023	1.36	0	0	1.00%	11.8%	12/31/2023	1.37	0	0	0.75%	12.1%
12/31/2022	1.20	0	0	1.25%	-21.9%	12/31/2022	1.21	0	0	1.00%	-21.7%	12/31/2022	1.22	0	0	0.75%	-21.5%
12/31/2021	1.54	0	0	1.25%	14.4%	12/31/2021	1.55	0	0	1.00%	14.7%	12/31/2021	1.56	0	0	0.75%	15.0%
12/31/2020	1.34	0	0	1.25%	15.0%	12/31/2020	1.35	0	0	1.00%	15.3%	12/31/2020	1.36	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	6.8%	12/31/2024	$1.51	0	$0	0.25%	7.0%	12/31/2024	$1.53	0	$0	0.00%	7.3%
12/31/2023	1.39	0	0	0.50%	12.3%	12/31/2023	1.41	0	0	0.25%	12.6%	12/31/2023	1.43	0	0	0.00%	12.9%
12/31/2022	1.24	0	0	0.50%	-21.3%	12/31/2022	1.25	0	0	0.25%	-21.1%	12/31/2022	1.26	0	0	0.00%	-20.9%
12/31/2021	1.57	0	0	0.50%	15.2%	12/31/2021	1.58	0	0	0.25%	15.5%	12/31/2021	1.60	0	0	0.00%	15.8%
12/31/2020	1.36	0	0	0.50%	15.8%	12/31/2020	1.37	0	0	0.25%	16.1%	12/31/2020	1.38	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2040 Target Date Retirement Inc Fund Inst Cl - 06-3PV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	1.25%	9.7%	12/31/2024	$1.58	0	$0	1.00%	10.0%	12/31/2024	$1.61	0	$0	0.75%	10.3%
12/31/2023	1.42	0	0	1.25%	14.6%	12/31/2023	1.44	0	0	1.00%	14.9%	12/31/2023	1.46	0	0	0.75%	15.2%
12/31/2022	1.24	0	0	1.25%	-17.2%	12/31/2022	1.25	0	0	1.00%	-17.0%	12/31/2022	1.26	0	0	0.75%	-16.8%
12/31/2021	1.50	0	0	1.25%	15.6%	12/31/2021	1.51	0	0	1.00%	15.9%	12/31/2021	1.52	0	0	0.75%	16.2%
12/31/2020	1.30	0	0	1.25%	11.3%	12/31/2020	1.30	0	0	1.00%	11.6%	12/31/2020	1.31	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	10.6%	12/31/2024	$1.66	0	$0	0.25%	10.8%	12/31/2024	$1.68	0	$0	0.00%	11.1%
12/31/2023	1.48	0	0	0.50%	15.4%	12/31/2023	1.49	0	0	0.25%	15.7%	12/31/2023	1.51	0	0	0.00%	16.0%
12/31/2022	1.28	0	0	0.50%	-16.6%	12/31/2022	1.29	0	0	0.25%	-16.4%	12/31/2022	1.30	0	0	0.00%	-16.2%
12/31/2021	1.53	0	0	0.50%	16.4%	12/31/2021	1.54	0	0	0.25%	16.7%	12/31/2021	1.56	0	0	0.00%	17.0%
12/31/2020	1.32	0	0	0.50%	12.2%	12/31/2020	1.32	0	0	0.25%	12.4%	12/31/2020	1.33	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2045 Target Date Retirement Inc Fund Inst Cl - 06-3PW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	1.25%	14.0%	12/31/2024	$1.81	0	$0	1.00%	14.3%	12/31/2024	$1.84	0	$0	0.75%	14.6%
12/31/2023	1.56	0	0	1.25%	17.7%	12/31/2023	1.58	0	0	1.00%	18.0%	12/31/2023	1.60	0	0	0.75%	18.3%
12/31/2022	1.33	0	0	1.25%	-15.2%	12/31/2022	1.34	0	0	1.00%	-15.0%	12/31/2022	1.36	0	0	0.75%	-14.8%
12/31/2021	1.57	0	0	1.25%	17.9%	12/31/2021	1.58	0	0	1.00%	18.1%	12/31/2021	1.59	0	0	0.75%	18.4%
12/31/2020	1.33	0	0	1.25%	11.9%	12/31/2020	1.34	0	0	1.00%	12.2%	12/31/2020	1.34	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	14.9%	12/31/2024	$1.89	0	$0	0.25%	15.1%	12/31/2024	$1.92	0	$0	0.00%	15.4%
12/31/2023	1.62	0	0	0.50%	18.6%	12/31/2023	1.64	0	0	0.25%	18.9%	12/31/2023	1.67	0	0	0.00%	19.2%
12/31/2022	1.37	0	0	0.50%	-14.6%	12/31/2022	1.38	0	0	0.25%	-14.3%	12/31/2022	1.40	0	0	0.00%	-14.1%
12/31/2021	1.60	0	0	0.50%	18.7%	12/31/2021	1.61	0	0	0.25%	19.0%	12/31/2021	1.63	0	0	0.00%	19.3%
12/31/2020	1.35	0	0	0.50%	12.8%	12/31/2020	1.36	0	0	0.25%	13.1%	12/31/2020	1.36	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2050 Target Date Retirement Inc Fund Inst Cl - 06-3PX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.85
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	1.25%	15.6%	12/31/2024	$1.88	0	$0	1.00%	15.9%	12/31/2024	$1.91	0	$0	0.75%	16.2%
12/31/2023	1.60	0	0	1.25%	19.8%	12/31/2023	1.62	0	0	1.00%	20.1%	12/31/2023	1.64	0	0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.6%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	16.5%	12/31/2024	$1.97	0	$0	0.25%	16.8%	12/31/2024	$2.00	0	$0	0.00%	17.0%
12/31/2023	1.67	0	0	0.50%	20.7%	12/31/2023	1.69	0	0	0.25%	21.0%	12/31/2023	1.71	0	0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.41	0	0	0.00%	-15.2%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.37	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2055 Target Date Retirement Inc Fund Inst Cl - 06-3PY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	0	$0	1.25%	15.7%	12/31/2024	$1.88	0	$0	1.00%	16.0%	12/31/2024	$1.91	0	$0	0.75%	16.3%
12/31/2023	1.60	0	0	1.25%	19.7%	12/31/2023	1.62	0	0	1.00%	20.0%	12/31/2023	1.65	0	0	0.75%	20.3%
12/31/2022	1.34	0	0	1.25%	-16.4%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.5%	12/31/2021	1.61	0	0	1.00%	19.8%	12/31/2021	1.63	0	0	0.75%	20.1%
12/31/2020	1.34	0	0	1.25%	12.8%	12/31/2020	1.35	0	0	1.00%	13.0%	12/31/2020	1.35	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	16.6%	12/31/2024	$1.97	0	$0	0.25%	16.9%	12/31/2024	$2.00	0	$0	0.00%	17.2%
12/31/2023	1.67	0	0	0.50%	20.6%	12/31/2023	1.69	0	0	0.25%	20.9%	12/31/2023	1.71	0	0	0.00%	21.2%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.40	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.4%	12/31/2021	1.65	0	0	0.25%	20.7%	12/31/2021	1.66	0	0	0.00%	21.0%
12/31/2020	1.36	0	0	0.50%	13.6%	12/31/2020	1.37	0	0	0.25%	13.9%	12/31/2020	1.38	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2060 Target Date Retirement Inc Fund Inst Cl - 06-3R3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.94
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	0	$0	1.25%	15.6%	12/31/2024	$1.88	0	$0	1.00%	15.9%	12/31/2024	$1.91	0	$0	0.75%	16.2%
12/31/2023	1.60	0	0	1.25%	19.8%	12/31/2023	1.63	0	0	1.00%	20.1%	12/31/2023	1.65	0	0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.7%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	16.5%	12/31/2024	$1.97	0	$0	0.25%	16.8%	12/31/2024	$2.00	0	$0	0.00%	17.1%
12/31/2023	1.67	0	0	0.50%	20.7%	12/31/2023	1.69	0	0	0.25%	21.0%	12/31/2023	1.71	0	0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.38	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	4.9%	12/31/2024	$1.25	0	$0	1.00%	5.1%	12/31/2024	$1.27	0	$0	0.75%	5.4%
12/31/2023	1.17	0	0	1.25%	6.4%	12/31/2023	1.19	0	0	1.00%	6.7%	12/31/2023	1.20	0	0	0.75%	6.9%
12/31/2022	1.10	0	0	1.25%	-10.5%	12/31/2022	1.11	0	0	1.00%	-10.2%	12/31/2022	1.12	0	0	0.75%	-10.0%
12/31/2021	1.23	0	0	1.25%	5.5%	12/31/2021	1.24	0	0	1.00%	5.8%	12/31/2021	1.25	0	0	0.75%	6.0%
12/31/2020	1.17	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	5.7%	12/31/2024	$1.31	0	$0	0.25%	5.9%	12/31/2024	$1.33	0	$0	0.00%	6.2%
12/31/2023	1.22	0	0	0.50%	7.2%	12/31/2023	1.23	0	0	0.25%	7.5%	12/31/2023	1.25	0	0	0.00%	7.8%
12/31/2022	1.14	0	0	0.50%	-9.8%	12/31/2022	1.15	0	0	0.25%	-9.6%	12/31/2022	1.16	0	0	0.00%	-9.3%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.28	0	0	0.00%	6.8%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,445	$27,938	1,049
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$30,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,437	18,209	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$30,437	18,209

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$241
Mortality & expense charges			(276)
Net investment income (loss)			(35)

Gain (loss) on investments:
Net realized gain (loss)			951
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,344
Net gain (loss)			3,295

Increase (decrease) in net assets from operations			$3,260

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35)	$2
Net realized gain (loss)		951	-
Realized gain distributions		-	26
Net change in unrealized appreciation (depreciation)		2,344	163

Increase (decrease) in net assets from operations		3,260	191

Contract owner transactions:
Proceeds from units sold		29,884	1,896
Cost of units redeemed		(4,757)	-
Account charges		(33)	(4)
Increase (decrease)		25,094	1,892
Net increase (decrease)		28,354	2,083
Net assets, beginning		2,083	-
Net assets, ending		$30,437	$2,083

Units sold		19,496	1,374
Units redeemed		(2,658)	(3)
Net increase (decrease)		16,838	1,371
Units outstanding, beginning		1,371	-
Units outstanding, ending		18,209	1,371

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,780
Cost of units redeemed/account charges			(4,794)
Net investment income (loss)			(33)
Net realized gain (loss)			951
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			2,507
Net assets			$30,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	18	$30	1.25%	10.0%	12/31/2024	$1.69	0	$0	1.00%	10.3%	12/31/2024	$1.72	0	$0	0.75%	10.6%
12/31/2023	1.52	1	2	1.25%	16.4%	12/31/2023	1.54	0	0	1.00%	16.7%	12/31/2023	1.55	0	0	0.75%	17.0%
12/31/2022	1.31	0	0	1.25%	-13.5%	12/31/2022	1.32	0	0	1.00%	-13.3%	12/31/2022	1.33	0	0	0.75%	-13.1%
12/31/2021	1.51	0	0	1.25%	31.8%	12/31/2021	1.52	0	0	1.00%	32.2%	12/31/2021	1.53	0	0	0.75%	32.5%
12/31/2020	1.14	0	0	1.25%	5.3%	12/31/2020	1.15	0	0	1.00%	5.5%	12/31/2020	1.15	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	10.9%	12/31/2024	$1.77	0	$0	0.25%	11.1%	12/31/2024	$1.79	0	$0	0.00%	11.4%
12/31/2023	1.57	0	0	0.50%	17.3%	12/31/2023	1.59	0	0	0.25%	17.6%	12/31/2023	1.61	0	0	0.00%	17.9%
12/31/2022	1.34	0	0	0.50%	-12.9%	12/31/2022	1.35	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.54	0	0	0.50%	32.8%	12/31/2021	1.55	0	0	0.25%	33.2%	12/31/2021	1.56	0	0	0.00%	33.5%
12/31/2020	1.16	0	0	0.50%	6.1%	12/31/2020	1.16	0	0	0.25%	6.3%	12/31/2020	1.17	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	0.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm Gov Fixed Inc Institutional Class - 06-4FV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,054	$5,830	467
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$5,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,050	5,574	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.97
Total	$5,050	5,574

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$140
Mortality & expense charges			(63)
Net investment income (loss)			77

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(104)
Net gain (loss)			(115)

Increase (decrease) in net assets from operations			$(38)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77	$55
Net realized gain (loss)		(11)	(11)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(104)	109

Increase (decrease) in net assets from operations		(38)	153

Contract owner transactions:
Proceeds from units sold		26	397
Cost of units redeemed		-	-
Account charges		(25)	(24)
Increase (decrease)		1	373
Net increase (decrease)		(37)	526
Net assets, beginning		5,087	4,561
Net assets, ending		$5,050	$5,087

Units sold		30	439
Units redeemed		(27)	(27)
Net increase (decrease)		3	412
Units outstanding, beginning		5,571	5,159
Units outstanding, ending		5,574	5,571

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,115
Cost of units redeemed/account charges			(18,240)
Net investment income (loss)			204
Net realized gain (loss)			(504)
Realized gain distributions			251
Net change in unrealized appreciation (depreciation)			(776)
Net assets			$5,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	6	$5	1.25%	-0.8%	12/31/2024	$0.92	0	$0	1.00%	-0.5%	12/31/2024	$0.93	0	$0	0.75%	-0.3%
12/31/2023	0.91	6	5	1.25%	3.3%	12/31/2023	0.92	0	0	1.00%	3.5%	12/31/2023	0.93	0	0	0.75%	3.8%
12/31/2022	0.88	5	5	1.25%	-14.2%	12/31/2022	0.89	0	0	1.00%	-14.0%	12/31/2022	0.90	0	0	0.75%	-13.8%
12/31/2021	1.03	4	4	1.25%	-4.4%	12/31/2021	1.04	0	0	1.00%	-4.1%	12/31/2021	1.04	0	0	0.75%	-3.9%
12/31/2020	1.08	3	3	1.25%	7.7%	12/31/2020	1.08	0	0	1.00%	8.0%	12/31/2020	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	0.0%	12/31/2024	$0.95	0	$0	0.25%	0.2%	12/31/2024	$0.97	0	$0	0.00%	0.5%
12/31/2023	0.94	0	0	0.50%	4.1%	12/31/2023	0.95	0	0	0.25%	4.3%	12/31/2023	0.96	0	0	0.00%	4.6%
12/31/2022	0.90	0	0	0.50%	-13.6%	12/31/2022	0.91	0	0	0.25%	-13.3%	12/31/2022	0.92	0	0	0.00%	-13.1%
12/31/2021	1.05	0	0	0.50%	-3.6%	12/31/2021	1.05	0	0	0.25%	-3.4%	12/31/2021	1.06	0	0	0.00%	-3.1%
12/31/2020	1.09	0	0	0.50%	8.6%	12/31/2020	1.09	0	0	0.25%	8.8%	12/31/2020	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.4%
2022	1.7%
2021	5.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	1.25%	1.6%	12/31/2024	$0.92	0	$0	1.00%	1.9%	12/31/2024	$0.93	0	$0	0.75%	2.1%
12/31/2023	0.90	0	0	1.25%	8.2%	12/31/2023	0.90	0	0	1.00%	8.5%	12/31/2023	0.91	0	0	0.75%	8.8%
12/31/2022	0.83	0	0	1.25%	-17.3%	12/31/2022	0.83	0	0	1.00%	-17.1%	12/31/2022	0.84	0	0	0.75%	-16.9%
12/31/2021	1.00	0	0	1.25%	-3.3%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.01	0	0	0.75%	-2.8%
12/31/2020	1.04	0	0	1.25%	3.5%	12/31/2020	1.04	0	0	1.00%	3.7%	12/31/2020	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	2.4%	12/31/2024	$0.95	0	$0	0.25%	2.6%	12/31/2024	$0.96	0	$0	0.00%	2.9%
12/31/2023	0.92	0	0	0.50%	9.1%	12/31/2023	0.93	0	0	0.25%	9.3%	12/31/2023	0.94	0	0	0.00%	9.6%
12/31/2022	0.84	0	0	0.50%	-16.7%	12/31/2022	0.85	0	0	0.25%	-16.5%	12/31/2022	0.85	0	0	0.00%	-16.3%
12/31/2021	1.01	0	0	0.50%	-2.5%	12/31/2021	1.02	0	0	0.25%	-2.3%	12/31/2021	1.02	0	0	0.00%	-2.1%
12/31/2020	1.04	0	0	0.50%	3.9%	12/31/2020	1.04	0	0	0.25%	4.1%	12/31/2020	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	4.2%	12/31/2024	$1.01	0	$0	1.00%	4.4%	12/31/2024	$1.02	0	$0	0.75%	4.7%
12/31/2023	0.96	0	0	1.25%	4.1%	12/31/2023	0.97	0	0	1.00%	4.4%	12/31/2023	0.98	0	0	0.75%	4.6%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.99	0	0	1.25%	-1.8%	12/31/2021	0.99	0	0	1.00%	-1.6%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.4%	12/31/2020	1.01	0	0	1.00%	0.6%	12/31/2020	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	5.0%	12/31/2024	$1.05	0	$0	0.25%	5.2%	12/31/2024	$1.06	0	$0	0.00%	5.5%
12/31/2023	0.99	0	0	0.50%	4.9%	12/31/2023	1.00	0	0	0.25%	5.2%	12/31/2023	1.00	0	0	0.00%	5.4%
12/31/2022	0.94	0	0	0.50%	-5.7%	12/31/2022	0.95	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	1.00	0	0	0.50%	-1.1%	12/31/2021	1.00	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.6%
12/31/2020	1.01	0	0	0.50%	0.8%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Core Equity 1I Inst Class - 06-4NF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$444,173	$366,556	9,673
Receivables: investments sold	-
Payables: investments purchased	(25,806)
Net assets	$418,367

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,367	215,220	$1.94
Band 100	-	-	1.97
Band 75	-	-	1.99
Band 50	-	-	2.01
Band 25	-	-	2.03
Band 0	-	-	2.06
Total	$418,367	215,220

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,003
Mortality & expense charges			(5,276)
Net investment income (loss)			(273)

Gain (loss) on investments:
Net realized gain (loss)			8,336
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,238
Net gain (loss)			74,574

Increase (decrease) in net assets from operations			$74,301

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(273)	$925
Net realized gain (loss)		8,336	(766)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		66,238	36,817

Increase (decrease) in net assets from operations		74,301	36,976

Contract owner transactions:
Proceeds from units sold		47,284	221,578
Cost of units redeemed		(72,489)	(13,300)
Account charges		(1,148)	(390)
Increase (decrease)		(26,353)	207,888
Net increase (decrease)		47,948	244,864
Net assets, beginning		370,419	125,555
Net assets, ending		$418,367	$370,419

Units sold		25,716	143,181
Units redeemed		(38,840)	(8,826)
Net increase (decrease)		(13,124)	134,355
Units outstanding, beginning		228,344	93,989
Units outstanding, ending		215,220	228,344

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$564,203
Cost of units redeemed/account charges			(229,984)
Net investment income (loss)			847
Net realized gain (loss)			(1,016)
Realized gain distributions			6,700
Net change in unrealized appreciation (depreciation)			77,617
Net assets			$418,367

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	215	$418	1.25%	19.8%	12/31/2024	$1.97	0	$0	1.00%	20.1%	12/31/2024	$1.99	0	$0	0.75%	20.4%
12/31/2023	1.62	228	370	1.25%	21.4%	12/31/2023	1.64	0	0	1.00%	21.7%	12/31/2023	1.65	0	0	0.75%	22.0%
12/31/2022	1.34	94	126	1.25%	-16.1%	12/31/2022	1.34	0	0	1.00%	-15.9%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.59	91	144	1.25%	26.0%	12/31/2021	1.60	0	0	1.00%	26.3%	12/31/2021	1.60	0	0	0.75%	26.6%
12/31/2020	1.26	0	0	1.25%	26.4%	12/31/2020	1.27	0	0	1.00%	26.5%	12/31/2020	1.27	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	20.7%	12/31/2024	$2.03	0	$0	0.25%	21.0%	12/31/2024	$2.06	0	$0	0.00%	21.3%
12/31/2023	1.67	0	0	0.50%	22.3%	12/31/2023	1.68	0	0	0.25%	22.7%	12/31/2023	1.69	0	0	0.00%	23.0%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.37	0	0	0.25%	-15.2%	12/31/2022	1.38	0	0	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	26.9%	12/31/2021	1.62	0	0	0.25%	27.2%	12/31/2021	1.62	0	0	0.00%	27.5%
12/31/2020	1.27	0	0	0.50%	26.8%	12/31/2020	1.27	0	0	0.25%	27.0%	12/31/2020	1.27	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.3%
2022	1.4%
2021	1.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Small Cap Value I Inst Class - 06-4NC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$449,402	$387,133	9,292
Receivables: investments sold	1,395
Payables: investments purchased	-
Net assets	$450,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$450,797	192,902	$2.34
Band 100	-	-	2.36
Band 75	-	-	2.39
Band 50	-	-	2.42
Band 25	-	-	2.44
Band 0	-	-	2.47
Total	$450,797	192,902

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,175
Mortality & expense charges			(5,056)
Net investment income (loss)			1,119

Gain (loss) on investments:
Net realized gain (loss)			10,182
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,551
Net gain (loss)			28,733

Increase (decrease) in net assets from operations			$29,852

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,119	$1,610
Net realized gain (loss)		10,182	(3,760)
Realized gain distributions		-	8,077
Net change in unrealized appreciation (depreciation)		18,551	42,862

Increase (decrease) in net assets from operations		29,852	48,789

Contract owner transactions:
Proceeds from units sold		106,216	454,458
Cost of units redeemed		(98,194)	(155,093)
Account charges		(739)	(398)
Increase (decrease)		7,283	298,967
Net increase (decrease)		37,135	347,756
Net assets, beginning		413,662	65,906
Net assets, ending		$450,797	$413,662

Units sold		46,955	271,552
Units redeemed		(45,582)	(115,859)
Net increase (decrease)		1,373	155,693
Units outstanding, beginning		191,529	35,836
Units outstanding, ending		192,902	191,529

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$709,450
Cost of units redeemed/account charges			(334,881)
Net investment income (loss)			2,921
Net realized gain (loss)			(907)
Realized gain distributions			11,945
Net change in unrealized appreciation (depreciation)			62,269
Net assets			$450,797

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	193	$451	1.25%	8.2%	12/31/2024	$2.36	0	$0	1.00%	8.5%	12/31/2024	$2.39	0	$0	0.75%	8.7%
12/31/2023	2.16	192	414	1.25%	17.4%	12/31/2023	2.18	0	0	1.00%	17.7%	12/31/2023	2.20	0	0	0.75%	18.0%
12/31/2022	1.84	36	66	1.25%	-4.7%	12/31/2022	1.85	0	0	1.00%	-4.5%	12/31/2022	1.86	0	0	0.75%	-4.2%
12/31/2021	1.93	3	6	1.25%	38.1%	12/31/2021	1.94	0	0	1.00%	38.4%	12/31/2021	1.94	0	0	0.75%	38.8%
12/31/2020	1.40	0	0	1.25%	39.8%	12/31/2020	1.40	0	0	1.00%	39.9%	12/31/2020	1.40	0	0	0.75%	40.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	0	$0	0.50%	9.0%	12/31/2024	$2.44	0	$0	0.25%	9.3%	12/31/2024	$2.47	0	$0	0.00%	9.6%
12/31/2023	2.22	0	0	0.50%	18.3%	12/31/2023	2.24	0	0	0.25%	18.6%	12/31/2023	2.26	0	0	0.00%	18.9%
12/31/2022	1.87	0	0	0.50%	-4.0%	12/31/2022	1.89	0	0	0.25%	-3.8%	12/31/2022	1.90	0	0	0.00%	-3.5%
12/31/2021	1.95	0	0	0.50%	39.1%	12/31/2021	1.96	0	0	0.25%	39.5%	12/31/2021	1.97	0	0	0.00%	39.8%
12/31/2020	1.40	0	0	0.50%	40.3%	12/31/2020	1.40	0	0	0.25%	40.5%	12/31/2020	1.41	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.0%
2022	2.5%
2021	1.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Large Cap International Inst Class - 06-6HT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,475	$253,360	9,164
Receivables: investments sold	496
Payables: investments purchased	-
Net assets	$244,971

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,971	204,423	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$244,971	204,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,577
Mortality & expense charges			(2,298)
Net investment income (loss)			5,279

Gain (loss) on investments:
Net realized gain (loss)			4,454
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,565)
Net gain (loss)			(6,111)

Increase (decrease) in net assets from operations			$(832)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,279	$354
Net realized gain (loss)		4,454	(11)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,565)	1,680

Increase (decrease) in net assets from operations		(832)	2,023

Contract owner transactions:
Proceeds from units sold		570,572	50,195
Cost of units redeemed		(353,834)	(23,111)
Account charges		(42)	-
Increase (decrease)		216,696	27,084
Net increase (decrease)		215,864	29,107
Net assets, beginning		29,107	-
Net assets, ending		$244,971	$29,107

Units sold		465,349	46,553
Units redeemed		(286,006)	(21,473)
Net increase (decrease)		179,343	25,080
Units outstanding, beginning		25,080	-
Units outstanding, ending		204,423	25,080

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$620,767
Cost of units redeemed/account charges			(376,987)
Net investment income (loss)			5,633
Net realized gain (loss)			4,443
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,885)
Net assets			$244,971

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	204	$245	1.25%	3.3%	12/31/2024	$1.21	0	$0	1.00%	3.5%	12/31/2024	$1.21	0	$0	0.75%	3.8%
12/31/2023	1.16	25	29	1.25%	16.4%	12/31/2023	1.16	0	0	1.00%	16.7%	12/31/2023	1.17	0	0	0.75%	17.0%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	4.0%	12/31/2024	$1.23	0	$0	0.25%	4.3%	12/31/2024	$1.23	0	$0	0.00%	4.6%
12/31/2023	1.17	0	0	0.50%	17.3%	12/31/2023	1.18	0	0	0.25%	17.6%	12/31/2023	1.18	0	0	0.00%	17.9%
12/31/2022	1.00	0	0	0.50%	0.0%	12/31/2022	1.00	0	0	0.25%	0.1%	12/31/2022	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	3.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Value Inst Class - 06-6MG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,181	$82,404	2,949
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$88,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,232	75,802	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$88,232	75,802

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,985
Mortality & expense charges			(1,095)
Net investment income (loss)			2,890

Gain (loss) on investments:
Net realized gain (loss)			92
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			919
Net gain (loss)			1,011

Increase (decrease) in net assets from operations			$3,901

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,890	$2,688
Net realized gain (loss)		92	13
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		919	4,858

Increase (decrease) in net assets from operations		3,901	7,559

Contract owner transactions:
Proceeds from units sold		3,057	73,715
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		3,057	73,715
Net increase (decrease)		6,958	81,274
Net assets, beginning		81,274	-
Net assets, ending		$88,232	$81,274

Units sold		2,596	73,206
Units redeemed		-	-
Net increase (decrease)		2,596	73,206
Units outstanding, beginning		73,206	-
Units outstanding, ending		75,802	73,206

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$76,772
Cost of units redeemed/account charges			-
Net investment income (loss)			5,578
Net realized gain (loss)			105
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,777
Net assets			$88,232

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	76	$88	1.25%	4.8%	12/31/2024	$1.17	0	$0	1.00%	5.1%	12/31/2024	$1.17	0	$0	0.75%	5.4%
12/31/2023	1.11	73	81	1.25%	11.0%	12/31/2023	1.11	0	0	1.00%	11.3%	12/31/2023	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	5.6%	12/31/2024	$1.19	0	$0	0.25%	5.9%	12/31/2024	$1.19	0	$0	0.00%	6.2%
12/31/2023	1.12	0	0	0.50%	11.7%	12/31/2023	1.12	0	0	0.25%	12.0%	12/31/2023	1.12	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Value Inst Class - 06-6MH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$327,374	$331,421	15,904
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$327,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,470	285,971	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.17
Total	$327,470	285,971

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,153
Mortality & expense charges			(1,768)
Net investment income (loss)			4,385

Gain (loss) on investments:
Net realized gain (loss)			765
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,255)
Net gain (loss)			(7,490)

Increase (decrease) in net assets from operations			$(3,105)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,385	$3,677
Net realized gain (loss)		765	169
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,255)	4,208

Increase (decrease) in net assets from operations		(3,105)	8,054

Contract owner transactions:
Proceeds from units sold		326,038	105,603
Cost of units redeemed		(91,506)	(17,613)
Account charges		-	(1)
Increase (decrease)		234,532	87,989
Net increase (decrease)		231,427	96,043
Net assets, beginning		96,043	-
Net assets, ending		$327,470	$96,043

Units sold		273,524	105,475
Units redeemed		(76,072)	(16,956)
Net increase (decrease)		197,452	88,519
Units outstanding, beginning		88,519	-
Units outstanding, ending		285,971	88,519

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$431,641
Cost of units redeemed/account charges			(109,120)
Net investment income (loss)			8,062
Net realized gain (loss)			934
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,047)
Net assets			$327,470

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	286	$327	1.25%	5.5%	12/31/2024	$1.15	0	$0	1.00%	5.8%	12/31/2024	$1.16	0	$0	0.75%	6.1%
12/31/2023	1.09	89	96	1.25%	8.5%	12/31/2023	1.09	0	0	1.00%	8.7%	12/31/2023	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	6.3%	12/31/2024	$1.17	0	$0	0.25%	6.6%	12/31/2024	$1.17	0	$0	0.00%	6.9%
12/31/2023	1.09	0	0	0.50%	9.2%	12/31/2023	1.09	0	0	0.25%	9.4%	12/31/2023	1.10	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	9.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Social Core Eq 2 Inst Class - 06-6Y7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	1.25%	7.6%	12/31/2024	$1.08	0	$0	1.00%	7.7%	12/31/2024	$1.08	0	$0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	7.9%	12/31/2024	$1.08	0	$0	0.25%	8.0%	12/31/2024	$1.08	0	$0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.06
Band 100	-	-	2.09
Band 75	-	-	2.12
Band 50	-	-	2.15
Band 25	-	-	2.18
Band 0	-	-	2.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	1.25%	23.3%	12/31/2024	$2.09	0	$0	1.00%	23.6%	12/31/2024	$2.12	0	$0	0.75%	23.9%
12/31/2023	1.67	0	0	1.25%	22.5%	12/31/2023	1.69	0	0	1.00%	22.8%	12/31/2023	1.71	0	0	0.75%	23.1%
12/31/2022	1.37	0	0	1.25%	-23.8%	12/31/2022	1.38	0	0	1.00%	-23.6%	12/31/2022	1.39	0	0	0.75%	-23.4%
12/31/2021	1.79	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.43	0	0	1.25%	22.7%	12/31/2020	1.44	0	0	1.00%	23.0%	12/31/2020	1.44	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	24.2%	12/31/2024	$2.18	0	$0	0.25%	24.5%	12/31/2024	$2.21	0	$0	0.00%	24.8%
12/31/2023	1.73	0	0	0.50%	23.4%	12/31/2023	1.75	0	0	0.25%	23.7%	12/31/2023	1.77	0	0	0.00%	24.0%
12/31/2022	1.40	0	0	0.50%	-23.2%	12/31/2022	1.42	0	0	0.25%	-23.1%	12/31/2022	1.43	0	0	0.00%	-22.9%
12/31/2021	1.83	0	0	0.50%	26.1%	12/31/2021	1.84	0	0	0.25%	26.4%	12/31/2021	1.85	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	23.6%	12/31/2020	1.46	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Bond Market Index I Class - 06-47M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,461	$59,704	7,302
Receivables: investments sold	5,314
Payables: investments purchased	-
Net assets	$64,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,775	71,276	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$64,775	71,276

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,073
Mortality & expense charges			(702)
Net investment income (loss)			1,371

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(1,426)
Net gain (loss)			(1,414)

Increase (decrease) in net assets from operations			$(43)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,371	$904
Net realized gain (loss)		7	6
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		(1,426)	896

Increase (decrease) in net assets from operations		(43)	1,806

Contract owner transactions:
Proceeds from units sold		12,659	11,882
Cost of units redeemed		-	(3)
Account charges		(58)	(44)
Increase (decrease)		12,601	11,835
Net increase (decrease)		12,558	13,641
Net assets, beginning		52,217	38,576
Net assets, ending		$64,775	$52,217

Units sold		13,938	13,624
Units redeemed		(63)	(366)
Net increase (decrease)		13,875	13,258
Units outstanding, beginning		57,401	44,143
Units outstanding, ending		71,276	57,401

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$62,763
Cost of units redeemed/account charges			(122)
Net investment income (loss)			2,359
Net realized gain (loss)			13
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			(243)
Net assets			$64,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	71	$65	1.25%	-0.1%	12/31/2024	$0.92	0	$0	1.00%	0.2%	12/31/2024	$0.93	0	$0	0.75%	0.4%
12/31/2023	0.91	57	52	1.25%	4.1%	12/31/2023	0.92	0	0	1.00%	4.4%	12/31/2023	0.93	0	0	0.75%	4.6%
12/31/2022	0.87	44	39	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.0%	12/31/2021	1.03	0	0	1.00%	-2.8%	12/31/2021	1.03	0	0	0.75%	-2.5%
12/31/2020	1.05	0	0	1.25%	6.2%	12/31/2020	1.06	0	0	1.00%	6.5%	12/31/2020	1.06	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	0.7%	12/31/2024	$0.96	0	$0	0.25%	0.9%	12/31/2024	$0.97	0	$0	0.00%	1.2%
12/31/2023	0.94	0	0	0.50%	4.9%	12/31/2023	0.95	0	0	0.25%	5.1%	12/31/2023	0.96	0	0	0.00%	5.4%
12/31/2022	0.90	0	0	0.50%	-13.7%	12/31/2022	0.90	0	0	0.25%	-13.5%	12/31/2022	0.91	0	0	0.00%	-13.3%
12/31/2021	1.04	0	0	0.50%	-2.3%	12/31/2021	1.04	0	0	0.25%	-2.0%	12/31/2021	1.05	0	0	0.00%	-1.8%
12/31/2020	1.06	0	0	0.50%	7.0%	12/31/2020	1.07	0	0	0.25%	7.3%	12/31/2020	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	3.2%
2022	0.7%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund I Class - 06-CCY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$278,627	$281,170	6,456
Receivables: investments sold	3,850
Payables: investments purchased	-
Net assets	$282,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$282,477	148,500	$1.90
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.09
Band 0	-	-	2.15
Total	$282,477	148,500

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,887
Mortality & expense charges			(4,141)
Net investment income (loss)			(254)

Gain (loss) on investments:
Net realized gain (loss)			22,824
Realized gain distributions			15,479
Net change in unrealized appreciation (depreciation)			(27,578)
Net gain (loss)			10,725

Increase (decrease) in net assets from operations			$10,471

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(254)	$2,611
Net realized gain (loss)		22,824	72,169
Realized gain distributions		15,479	39,086
Net change in unrealized appreciation (depreciation)		(27,578)	(94,205)

Increase (decrease) in net assets from operations		10,471	19,661

Contract owner transactions:
Proceeds from units sold		23,199	40,423
Cost of units redeemed		(197,132)	(291,064)
Account charges		(144)	(67)
Increase (decrease)		(174,077)	(250,708)
Net increase (decrease)		(163,606)	(231,047)
Net assets, beginning		446,083	677,130
Net assets, ending		$282,477	$446,083

Units sold		11,826	21,475
Units redeemed		(97,100)	(144,494)
Net increase (decrease)		(85,274)	(123,019)
Units outstanding, beginning		233,774	356,793
Units outstanding, ending		148,500	233,774

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,193,292
Cost of units redeemed/account charges			(2,348,150)
Net investment income (loss)			4,182
Net realized gain (loss)			312,675
Realized gain distributions			123,021
Net change in unrealized appreciation (depreciation)			(2,543)
Net assets			$282,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	148	$282	1.25%	-0.3%	12/31/2024	$1.95	0	$0	1.00%	-0.1%	12/31/2024	$2.00	0	$0	0.75%	0.2%
12/31/2023	1.91	234	446	1.25%	0.5%	12/31/2023	1.95	0	0	1.00%	0.8%	12/31/2023	1.99	0	0	0.75%	1.0%
12/31/2022	1.90	357	677	1.25%	32.9%	12/31/2022	1.93	0	0	1.00%	33.3%	12/31/2022	1.97	0	0	0.75%	33.6%
12/31/2021	1.43	357	510	1.25%	36.7%	12/31/2021	1.45	0	0	1.00%	37.1%	12/31/2021	1.48	0	0	0.75%	37.4%
12/31/2020	1.04	347	362	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.5%	12/31/2020	1.07	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	0.4%	12/31/2024	$2.09	0	$0	0.25%	0.7%	12/31/2024	$2.15	0	$0	0.00%	0.9%
12/31/2023	2.04	0	0	0.50%	1.3%	12/31/2023	2.08	0	0	0.25%	1.6%	12/31/2023	2.13	0	0	0.00%	1.8%
12/31/2022	2.01	0	0	0.50%	33.9%	12/31/2022	2.05	0	0	0.25%	34.3%	12/31/2022	2.09	0	0	0.00%	34.6%
12/31/2021	1.50	0	0	0.50%	37.8%	12/31/2021	1.53	0	0	0.25%	38.1%	12/31/2021	1.55	0	0	0.00%	38.5%
12/31/2020	1.09	0	0	0.50%	6.0%	12/31/2020	1.10	0	0	0.25%	6.3%	12/31/2020	1.12	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.8%
2022	1.6%
2021	1.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund Y Class - 06-39Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,389	$533,666	10,319
Receivables: investments sold	497
Payables: investments purchased	-
Net assets	$451,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$451,886	271,985	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$451,886	271,985

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,714
Mortality & expense charges			(5,999)
Net investment income (loss)			715

Gain (loss) on investments:
Net realized gain (loss)			(6,040)
Realized gain distributions			25,096
Net change in unrealized appreciation (depreciation)			(20,370)
Net gain (loss)			(1,314)

Increase (decrease) in net assets from operations			$(599)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$715	$6,853
Net realized gain (loss)		(6,040)	6,202
Realized gain distributions		25,096	41,099
Net change in unrealized appreciation (depreciation)		(20,370)	(65,654)

Increase (decrease) in net assets from operations		(599)	(11,500)

Contract owner transactions:
Proceeds from units sold		33,109	286,718
Cost of units redeemed		(58,046)	(266,974)
Account charges		(166)	(84)
Increase (decrease)		(25,103)	19,660
Net increase (decrease)		(25,702)	8,160
Net assets, beginning		477,588	469,428
Net assets, ending		$451,886	$477,588

Units sold		19,252	163,026
Units redeemed		(34,135)	(159,942)
Net increase (decrease)		(14,883)	3,084
Units outstanding, beginning		286,868	283,784
Units outstanding, ending		271,985	286,868

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,229,444
Cost of units redeemed/account charges			(1,071,673)
Net investment income (loss)			11,760
Net realized gain (loss)			257,337
Realized gain distributions			107,295
Net change in unrealized appreciation (depreciation)			(82,277)
Net assets			$451,886

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	272	$452	1.25%	-0.2%	12/31/2024	$1.69	0	$0	1.00%	0.0%	12/31/2024	$1.72	0	$0	0.75%	0.3%
12/31/2023	1.66	287	478	1.25%	0.6%	12/31/2023	1.69	0	0	1.00%	0.9%	12/31/2023	1.71	0	0	0.75%	1.1%
12/31/2022	1.65	284	469	1.25%	33.1%	12/31/2022	1.67	0	0	1.00%	33.4%	12/31/2022	1.69	0	0	0.75%	33.7%
12/31/2021	1.24	147	183	1.25%	36.9%	12/31/2021	1.25	0	0	1.00%	37.2%	12/31/2021	1.27	0	0	0.75%	37.6%
12/31/2020	0.91	416	378	1.25%	5.3%	12/31/2020	0.91	0	0	1.00%	5.6%	12/31/2020	0.92	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	0.6%	12/31/2024	$1.78	0	$0	0.25%	0.8%	12/31/2024	$1.80	0	$0	0.00%	1.1%
12/31/2023	1.74	0	0	0.50%	1.4%	12/31/2023	1.76	0	0	0.25%	1.7%	12/31/2023	1.79	0	0	0.00%	1.9%
12/31/2022	1.71	0	0	0.50%	34.1%	12/31/2022	1.73	0	0	0.25%	34.4%	12/31/2022	1.75	0	0	0.00%	34.7%
12/31/2021	1.28	0	0	0.50%	37.9%	12/31/2021	1.29	0	0	0.25%	38.3%	12/31/2021	1.30	0	0	0.00%	38.6%
12/31/2020	0.93	0	0	0.50%	6.1%	12/31/2020	0.93	0	0	0.25%	6.4%	12/31/2020	0.94	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.4%
2022	2.0%
2021	0.9%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Small Cap Stock Index Fund Inst Class - 06-74N (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	0.8%	12/31/2024	$1.01	0	$0	1.00%	0.9%	12/31/2024	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	1.0%	12/31/2024	$1.01	0	$0	0.25%	1.0%	12/31/2024	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Corp Credit Y Inst Class - 06-4PC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,579	$25,290	2,409
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$25,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,544	21,075	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$25,544	21,075

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$845
Mortality & expense charges			(147)
Net investment income (loss)			698

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109
Net gain (loss)			125

Increase (decrease) in net assets from operations			$823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$698	$81
Net realized gain (loss)		16	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		109	180

Increase (decrease) in net assets from operations		823	261

Contract owner transactions:
Proceeds from units sold		19,775	4,962
Cost of units redeemed		(195)	-
Account charges		(72)	(10)
Increase (decrease)		19,508	4,952
Net increase (decrease)		20,331	5,213
Net assets, beginning		5,213	-
Net assets, ending		$25,544	$5,213

Units sold		16,662	4,645
Units redeemed		(222)	(10)
Net increase (decrease)		16,440	4,635
Units outstanding, beginning		4,635	-
Units outstanding, ending		21,075	4,635

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,737
Cost of units redeemed/account charges			(277)
Net investment income (loss)			779
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			289
Net assets			$25,544

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	21	$26	1.25%	7.8%	12/31/2024	$1.22	0	$0	1.00%	8.0%	12/31/2024	$1.24	0	$0	0.75%	8.3%
12/31/2023	1.12	5	5	1.25%	12.4%	12/31/2023	1.13	0	0	1.00%	12.6%	12/31/2023	1.14	0	0	0.75%	12.9%
12/31/2022	1.00	0	0	1.25%	-9.6%	12/31/2022	1.01	0	0	1.00%	-9.4%	12/31/2022	1.01	0	0	0.75%	-9.1%
12/31/2021	1.11	0	0	1.25%	3.1%	12/31/2021	1.11	0	0	1.00%	3.4%	12/31/2021	1.11	0	0	0.75%	3.6%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.07	0	0	1.00%	7.4%	12/31/2020	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	8.6%	12/31/2024	$1.26	0	$0	0.25%	8.9%	12/31/2024	$1.28	0	$0	0.00%	9.1%
12/31/2023	1.15	0	0	0.50%	13.2%	12/31/2023	1.16	0	0	0.25%	13.5%	12/31/2023	1.17	0	0	0.00%	13.8%
12/31/2022	1.02	0	0	0.50%	-8.9%	12/31/2022	1.02	0	0	0.25%	-8.7%	12/31/2022	1.03	0	0	0.00%	-8.4%
12/31/2021	1.12	0	0	0.50%	3.9%	12/31/2021	1.12	0	0	0.25%	4.2%	12/31/2021	1.12	0	0	0.00%	4.4%
12/31/2020	1.08	0	0	0.50%	7.6%	12/31/2020	1.08	0	0	0.25%	7.6%	12/31/2020	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	3.7%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Div US Large Value Inst Class - 06-66T (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	17.3%	12/31/2024	$1.24	0	$0	1.00%	17.6%	12/31/2024	$1.25	0	$0	0.75%	17.8%
12/31/2023	1.05	0	0	1.25%	6.2%	12/31/2023	1.05	0	0	1.00%	6.4%	12/31/2023	1.06	0	0	0.75%	6.7%
12/31/2022	0.99	0	0	1.25%	-2.7%	12/31/2022	0.99	0	0	1.00%	-2.5%	12/31/2022	0.99	0	0	0.75%	-2.2%
12/31/2021	1.01	0	0	1.25%	1.5%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	18.1%	12/31/2024	$1.27	0	$0	0.25%	18.4%	12/31/2024	$1.28	0	$0	0.00%	18.7%
12/31/2023	1.06	0	0	0.50%	7.0%	12/31/2023	1.07	0	0	0.25%	7.2%	12/31/2023	1.08	0	0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-2.0%	12/31/2022	1.00	0	0	0.25%	-1.8%	12/31/2022	1.00	0	0	0.00%	-1.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Diamondhill Core Bond Y Institutional Class - 06-6YT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	-2.7%	12/31/2024	$0.97	0	$0	1.00%	-2.6%	12/31/2024	$0.97	0	$0	0.75%	-2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-2.5%	12/31/2024	$0.98	0	$0	0.25%	-2.4%	12/31/2024	$0.98	0	$0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Driehaus Emg Mkts Instl Class - 06-6J4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,258,315	$13,915,853	392,171
Receivables: investments sold	279,465
Payables: investments purchased	-
Net assets	$14,537,780

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,537,780	12,121,059	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$14,537,780	12,121,059

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$159,291
Mortality & expense charges			(160,777)
Net investment income (loss)			(1,486)

Gain (loss) on investments:
Net realized gain (loss)			223,785
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			342,462
Net gain (loss)			566,247

Increase (decrease) in net assets from operations			$564,761

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,486)	$-
Net realized gain (loss)		223,785	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		342,462	-

Increase (decrease) in net assets from operations		564,761	-

Contract owner transactions:
Proceeds from units sold		17,699,284	-
Cost of units redeemed		(3,691,162)	-
Account charges		(35,103)	-
Increase (decrease)		13,973,019	-
Net increase (decrease)		14,537,780	-
Net assets, beginning		-	-
Net assets, ending		$14,537,780	$-

Units sold		15,731,514	-
Units redeemed		(3,610,455)	-
Net increase (decrease)		12,121,059	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,121,059	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,699,284
Cost of units redeemed/account charges			(3,726,265)
Net investment income (loss)			(1,486)
Net realized gain (loss)			223,785
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			342,462
Net assets			$14,537,780

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	12,121	$14,538	1.25%	6.3%	12/31/2024	$1.21	0	$0	1.00%	6.6%	12/31/2024	$1.21	0	$0	0.75%	6.9%
12/31/2023	1.13	0	0	1.25%	10.1%	12/31/2023	1.13	0	0	1.00%	10.3%	12/31/2023	1.13	0	0	0.75%	10.6%
12/31/2022	1.02	0	0	1.25%	2.5%	12/31/2022	1.03	0	0	1.00%	2.5%	12/31/2022	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	7.1%	12/31/2024	$1.23	0	$0	0.25%	7.4%	12/31/2024	$1.23	0	$0	0.00%	7.7%
12/31/2023	1.14	0	0	0.50%	10.9%	12/31/2023	1.14	0	0	0.25%	11.2%	12/31/2023	1.15	0	0	0.00%	11.5%
12/31/2022	1.03	0	0	0.50%	2.6%	12/31/2022	1.03	0	0	0.25%	2.7%	12/31/2022	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund M Class - 06-045

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.21
Band 100	-	-	3.30
Band 75	-	-	3.39
Band 50	-	-	3.49
Band 25	-	-	3.58
Band 0	-	-	3.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(103)
Net realized gain (loss)		-	(2,663)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	5,096

Increase (decrease) in net assets from operations		-	2,330

Contract owner transactions:
Proceeds from units sold		-	2,347
Cost of units redeemed		-	(19,685)
Account charges		-	-
Increase (decrease)		-	(17,338)
Net increase (decrease)		-	(15,008)
Net assets, beginning		-	15,008
Net assets, ending		$-	$-

Units sold		-	1,083
Units redeemed		-	(8,474)
Net increase (decrease)		-	(7,391)
Units outstanding, beginning		-	7,391
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$918,767
Cost of units redeemed/account charges			(999,736)
Net investment income (loss)			(5,007)
Net realized gain (loss)			11,149
Realized gain distributions			74,827
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.21	0	$0	1.25%	25.4%	12/31/2024	$3.30	0	$0	1.00%	25.8%	12/31/2024	$3.39	0	$0	0.75%	26.1%
12/31/2023	2.56	0	0	1.25%	25.9%	12/31/2023	2.62	0	0	1.00%	26.2%	12/31/2023	2.69	0	0	0.75%	26.5%
12/31/2022	2.03	7	15	1.25%	-21.4%	12/31/2022	2.08	0	0	1.00%	-21.2%	12/31/2022	2.13	0	0	0.75%	-21.0%
12/31/2021	2.58	6	15	1.25%	26.0%	12/31/2021	2.63	0	0	1.00%	26.4%	12/31/2021	2.69	0	0	0.75%	26.7%
12/31/2020	2.05	0	0	1.25%	25.0%	12/31/2020	2.09	0	0	1.00%	25.3%	12/31/2020	2.12	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.49	0	$0	0.50%	26.4%	12/31/2024	$3.58	0	$0	0.25%	26.7%	12/31/2024	$3.68	0	$0	0.00%	27.0%
12/31/2023	2.76	0	0	0.50%	26.8%	12/31/2023	2.83	0	0	0.25%	27.2%	12/31/2023	2.90	0	0	0.00%	27.5%
12/31/2022	2.17	0	0	0.50%	-20.8%	12/31/2022	2.22	0	0	0.25%	-20.6%	12/31/2022	2.28	0	0	0.00%	-20.4%
12/31/2021	2.74	0	0	0.50%	27.0%	12/31/2021	2.80	0	0	0.25%	27.3%	12/31/2021	2.86	0	0	0.00%	27.6%
12/31/2020	2.16	0	0	0.50%	26.0%	12/31/2020	2.20	0	0	0.25%	26.3%	12/31/2020	2.24	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,275,534	$30,468,548	743,146
Receivables: investments sold	1,187
Payables: investments purchased	-
Net assets	$28,276,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,276,721	8,283,514	$3.41
Band 100	-	-	3.51
Band 75	-	-	3.61
Band 50	-	-	3.71
Band 25	-	-	3.81
Band 0	-	-	3.92
Total	$28,276,721	8,283,514

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$107,235
Mortality & expense charges			(87,765)
Net investment income (loss)			19,470

Gain (loss) on investments:
Net realized gain (loss)			33,929
Realized gain distributions			3,159,838
Net change in unrealized appreciation (depreciation)			(2,200,611)
Net gain (loss)			993,156

Increase (decrease) in net assets from operations			$1,012,626

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,470	$(414)
Net realized gain (loss)		33,929	20
Realized gain distributions		3,159,838	1,723
Net change in unrealized appreciation (depreciation)		(2,200,611)	11,323

Increase (decrease) in net assets from operations		1,012,626	12,652

Contract owner transactions:
Proceeds from units sold		27,518,648	5,685
Cost of units redeemed		(317,644)	(49)
Account charges		(199)	(6)
Increase (decrease)		27,200,805	5,630
Net increase (decrease)		28,213,431	18,282
Net assets, beginning		63,290	45,008
Net assets, ending		$28,276,721	$63,290

Units sold		8,352,340	2,363
Units redeemed		(92,198)	(25)
Net increase (decrease)		8,260,142	2,338
Units outstanding, beginning		23,372	21,034
Units outstanding, ending		8,283,514	23,372

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,699,490
Cost of units redeemed/account charges			(1,552,601)
Net investment income (loss)			16,912
Net realized gain (loss)			51,668
Realized gain distributions			3,254,266
Net change in unrealized appreciation (depreciation)			(2,193,014)
Net assets			$28,276,721

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.41	8,284	$28,277	1.25%	26.1%	12/31/2024	$3.51	0	$0	1.00%	26.4%	12/31/2024	$3.61	0	$0	0.75%	26.7%
12/31/2023	2.71	23	63	1.25%	26.6%	12/31/2023	2.78	0	0	1.00%	26.9%	12/31/2023	2.85	0	0	0.75%	27.2%
12/31/2022	2.14	21	45	1.25%	-20.9%	12/31/2022	2.19	0	0	1.00%	-20.7%	12/31/2022	2.24	0	0	0.75%	-20.5%
12/31/2021	2.71	19	52	1.25%	26.7%	12/31/2021	2.76	0	0	1.00%	27.0%	12/31/2021	2.82	0	0	0.75%	27.3%
12/31/2020	2.14	17	37	1.25%	25.7%	12/31/2020	2.17	0	0	1.00%	26.0%	12/31/2020	2.21	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	0	$0	0.50%	27.0%	12/31/2024	$3.81	0	$0	0.25%	27.3%	12/31/2024	$3.92	0	$0	0.00%	27.7%
12/31/2023	2.92	0	0	0.50%	27.5%	12/31/2023	3.00	0	0	0.25%	27.8%	12/31/2023	3.07	0	0	0.00%	28.1%
12/31/2022	2.29	0	0	0.50%	-20.3%	12/31/2022	2.34	0	0	0.25%	-20.1%	12/31/2022	2.40	0	0	0.00%	-19.9%
12/31/2021	2.87	0	0	0.50%	27.7%	12/31/2021	2.93	0	0	0.25%	28.0%	12/31/2021	2.99	0	0	0.00%	28.3%
12/31/2020	2.25	0	0	0.50%	26.6%	12/31/2020	2.29	0	0	0.25%	27.0%	12/31/2020	2.33	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.5%
2022	0.6%
2021	0.4%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Dividend Growth Fund M Class - 06-255

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$682,496	$570,102	31,650
Receivables: investments sold	-
Payables: investments purchased	(5,183)
Net assets	$677,313

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$566,783	121,800	$4.65
Band 100	110,530	22,524	4.91
Band 75	-	-	5.18
Band 50	-	-	5.46
Band 25	-	-	5.76
Band 0	-	-	6.16
Total	$677,313	144,324

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,315
Mortality & expense charges			(8,582)
Net investment income (loss)			(5,267)

Gain (loss) on investments:
Net realized gain (loss)			38,455
Realized gain distributions			53,936
Net change in unrealized appreciation (depreciation)			69,211
Net gain (loss)			161,602

Increase (decrease) in net assets from operations			$156,335

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,267)	$(1,755)
Net realized gain (loss)		38,455	(1,921)
Realized gain distributions		53,936	12,248
Net change in unrealized appreciation (depreciation)		69,211	82,883

Increase (decrease) in net assets from operations		156,335	91,455

Contract owner transactions:
Proceeds from units sold		73,879	29,413
Cost of units redeemed		(184,695)	(146,700)
Account charges		(787)	(526)
Increase (decrease)		(111,603)	(117,813)
Net increase (decrease)		44,732	(26,358)
Net assets, beginning		632,581	658,939
Net assets, ending		$677,313	$632,581

Units sold		18,160	8,787
Units redeemed		(42,221)	(43,126)
Net increase (decrease)		(24,061)	(34,339)
Units outstanding, beginning		168,385	202,724
Units outstanding, ending		144,324	168,385

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,732,340
Cost of units redeemed/account charges			(4,099,770)
Net investment income (loss)			(70,677)
Net realized gain (loss)			350,514
Realized gain distributions			652,512
Net change in unrealized appreciation (depreciation)			112,394
Net assets			$677,313

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.65	122	$567	1.25%	24.9%	12/31/2024	$4.91	23	$111	1.00%	25.3%	12/31/2024	$5.18	0	$0	0.75%	25.6%
12/31/2023	3.72	140	522	1.25%	15.6%	12/31/2023	3.92	28	110	1.00%	15.9%	12/31/2023	4.12	0	0	0.75%	16.2%
12/31/2022	3.22	166	535	1.25%	-13.5%	12/31/2022	3.38	37	124	1.00%	-13.2%	12/31/2022	3.55	0	0	0.75%	-13.0%
12/31/2021	3.72	157	584	1.25%	25.8%	12/31/2021	3.90	39	152	1.00%	26.1%	12/31/2021	4.08	0	0	0.75%	26.4%
12/31/2020	2.96	144	426	1.25%	0.3%	12/31/2020	3.09	28	87	1.00%	0.5%	12/31/2020	3.23	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.46	0	$0	0.50%	25.9%	12/31/2024	$5.76	0	$0	0.25%	26.2%	12/31/2024	$6.16	0	$0	0.00%	26.5%
12/31/2023	4.34	0	0	0.50%	16.5%	12/31/2023	4.56	0	0	0.25%	16.8%	12/31/2023	4.87	0	0	0.00%	17.1%
12/31/2022	3.72	0	0	0.50%	-12.8%	12/31/2022	3.91	0	0	0.25%	-12.6%	12/31/2022	4.16	0	0	0.00%	-12.4%
12/31/2021	4.27	0	0	0.50%	26.7%	12/31/2021	4.47	0	0	0.25%	27.1%	12/31/2021	4.75	0	0	0.00%	27.4%
12/31/2020	3.37	0	0	0.50%	1.0%	12/31/2020	3.52	0	0	0.25%	1.3%	12/31/2020	3.73	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.9%
2022	0.8%
2021	0.5%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Growth Fund M Class - 06-120

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,382,984	$4,273,743	285,303
Receivables: investments sold	-
Payables: investments purchased	(2,155)
Net assets	$5,380,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,329,331	4,547,241	$0.73
Band 100	71,151	92,290	0.77
Band 75	-	-	0.81
Band 50	1,980,347	2,316,697	0.85
Band 25	-	-	0.90
Band 0	-	-	0.95
Total	$5,380,829	6,956,228

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(46,961)
Net investment income (loss)			(46,961)

Gain (loss) on investments:
Net realized gain (loss)			351,660
Realized gain distributions			627,201
Net change in unrealized appreciation (depreciation)			214,551
Net gain (loss)			1,193,412

Increase (decrease) in net assets from operations			$1,146,451

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,961)	$(30,160)
Net realized gain (loss)		351,660	40,290
Realized gain distributions		627,201	23,427
Net change in unrealized appreciation (depreciation)		214,551	894,611

Increase (decrease) in net assets from operations		1,146,451	928,168

Contract owner transactions:
Proceeds from units sold		1,215,552	1,326,217
Cost of units redeemed		(1,002,134)	(357,664)
Account charges		(6,141)	(3,641)
Increase (decrease)		207,277	964,912
Net increase (decrease)		1,353,728	1,893,080
Net assets, beginning		4,027,101	2,134,021
Net assets, ending		$5,380,829	$4,027,101

Units sold		1,761,162	2,797,195
Units redeemed		(1,474,070)	(702,509)
Net increase (decrease)		287,092	2,094,686
Units outstanding, beginning		6,669,136	4,574,450
Units outstanding, ending		6,956,228	6,669,136

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,664,905
Cost of units redeemed/account charges			(7,367,932)
Net investment income (loss)			(305,690)
Net realized gain (loss)			2,080,434
Realized gain distributions			2,199,871
Net change in unrealized appreciation (depreciation)			1,109,241
Net assets			$5,380,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.73	4,547	$3,329	1.25%	27.8%	12/31/2024	$0.77	92	$71	1.00%	28.1%	12/31/2024	$0.81	0	$0	0.75%	28.4%
12/31/2023	0.57	4,328	2,479	1.25%	33.2%	12/31/2023	0.60	105	63	1.00%	33.5%	12/31/2023	0.63	0	0	0.75%	33.9%
12/31/2022	0.43	1,831	787	1.25%	-25.7%	12/31/2022	0.45	237	107	1.00%	-25.6%	12/31/2022	0.47	0	0	0.75%	-25.4%
12/31/2021	0.58	1,959	1,135	1.25%	20.9%	12/31/2021	0.61	119	72	1.00%	21.2%	12/31/2021	0.63	0	0	0.75%	21.5%
12/31/2020	0.48	2,296	1,100	1.25%	41.3%	12/31/2020	0.50	131	66	1.00%	41.6%	12/31/2020	0.52	0	0	0.75%	42.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.85	2,317	$1,980	0.50%	28.8%	12/31/2024	$0.90	0	$0	0.25%	29.1%	12/31/2024	$0.95	0	$0	0.00%	29.4%
12/31/2023	0.66	2,237	1,485	0.50%	34.2%	12/31/2023	0.70	0	0	0.25%	34.5%	12/31/2023	0.73	0	0	0.00%	34.9%
12/31/2022	0.49	2,507	1,240	0.50%	-25.2%	12/31/2022	0.52	0	0	0.25%	-25.0%	12/31/2022	0.54	0	0	0.00%	-24.8%
12/31/2021	0.66	3,452	2,282	0.50%	21.8%	12/31/2021	0.69	0	0	0.25%	22.1%	12/31/2021	0.72	0	0	0.00%	22.4%
12/31/2020	0.54	3,601	1,954	0.50%	42.3%	12/31/2020	0.57	0	0	0.25%	42.7%	12/31/2020	0.59	0	0	0.00%	43.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Income Fund M Class - 06-260

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$707,318	$640,057	20,904
Receivables: investments sold	-
Payables: investments purchased	(952)
Net assets	$706,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,646	58,145	$4.04
Band 100	255,210	59,968	4.26
Band 75	-	-	4.49
Band 50	216,510	45,745	4.73
Band 25	-	-	4.99
Band 0	-	-	5.33
Total	$706,366	163,858

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,551
Mortality & expense charges			(7,257)
Net investment income (loss)			5,294

Gain (loss) on investments:
Net realized gain (loss)			38,699
Realized gain distributions			34,784
Net change in unrealized appreciation (depreciation)			8,758
Net gain (loss)			82,241

Increase (decrease) in net assets from operations			$87,535

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,294	$9,316
Net realized gain (loss)		38,699	3,050
Realized gain distributions		34,784	21,163
Net change in unrealized appreciation (depreciation)		8,758	47,166

Increase (decrease) in net assets from operations		87,535	80,695

Contract owner transactions:
Proceeds from units sold		22,166	174,101
Cost of units redeemed		(286,120)	(65,936)
Account charges		(129)	(134)
Increase (decrease)		(264,083)	108,031
Net increase (decrease)		(176,548)	188,726
Net assets, beginning		882,914	694,188
Net assets, ending		$706,366	$882,914

Units sold		5,407	49,568
Units redeemed		(68,960)	(17,843)
Net increase (decrease)		(63,553)	31,725
Units outstanding, beginning		227,411	195,686
Units outstanding, ending		163,858	227,411

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,106,204
Cost of units redeemed/account charges			(3,344,800)
Net investment income (loss)			125,937
Net realized gain (loss)			232,236
Realized gain distributions			519,528
Net change in unrealized appreciation (depreciation)			67,261
Net assets			$706,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.04	58	$235	1.25%	10.5%	12/31/2024	$4.26	60	$255	1.00%	10.8%	12/31/2024	$4.49	0	$0	0.75%	11.1%
12/31/2023	3.65	61	224	1.25%	9.5%	12/31/2023	3.84	114	440	1.00%	9.8%	12/31/2023	4.04	0	0	0.75%	10.1%
12/31/2022	3.33	66	219	1.25%	-2.8%	12/31/2022	3.50	73	254	1.00%	-2.6%	12/31/2022	3.67	0	0	0.75%	-2.3%
12/31/2021	3.43	69	238	1.25%	20.2%	12/31/2021	3.59	65	235	1.00%	20.5%	12/31/2021	3.76	0	0	0.75%	20.8%
12/31/2020	2.85	71	203	1.25%	-0.3%	12/31/2020	2.98	49	146	1.00%	0.0%	12/31/2020	3.11	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.73	46	$217	0.50%	11.4%	12/31/2024	$4.99	0	$0	0.25%	11.6%	12/31/2024	$5.33	0	$0	0.00%	11.9%
12/31/2023	4.25	52	219	0.50%	10.3%	12/31/2023	4.47	0	0	0.25%	10.6%	12/31/2023	4.76	0	0	0.00%	10.9%
12/31/2022	3.85	58	222	0.50%	-2.1%	12/31/2022	4.04	0	0	0.25%	-1.8%	12/31/2022	4.29	0	0	0.00%	-1.6%
12/31/2021	3.93	61	239	0.50%	21.1%	12/31/2021	4.12	0	0	0.25%	21.4%	12/31/2021	4.36	0	0	0.00%	21.7%
12/31/2020	3.25	66	216	0.50%	0.5%	12/31/2020	3.39	0	0	0.25%	0.7%	12/31/2020	3.58	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	2.1%
2022	1.6%
2021	1.5%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund M Class - 06-195

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,304	$201,445	17,678
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$186,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,327	103,798	$1.80
Band 100	-	-	1.89
Band 75	-	-	1.98
Band 50	-	-	2.08
Band 25	-	-	2.19
Band 0	-	-	2.30
Total	$186,327	103,798

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,693
Mortality & expense charges			(2,513)
Net investment income (loss)			2,180

Gain (loss) on investments:
Net realized gain (loss)			(2,972)
Realized gain distributions			17
Net change in unrealized appreciation (depreciation)			7,556
Net gain (loss)			4,601

Increase (decrease) in net assets from operations			$6,781

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,180	$1,515
Net realized gain (loss)		(2,972)	(40,396)
Realized gain distributions		17	-
Net change in unrealized appreciation (depreciation)		7,556	57,531

Increase (decrease) in net assets from operations		6,781	18,650

Contract owner transactions:
Proceeds from units sold		7,849	8,253
Cost of units redeemed		(36,192)	(227,389)
Account charges		(184)	(234)
Increase (decrease)		(28,527)	(219,370)
Net increase (decrease)		(21,746)	(200,720)
Net assets, beginning		208,073	408,793
Net assets, ending		$186,327	$208,073

Units sold		4,410	11,933
Units redeemed		(20,401)	(145,468)
Net increase (decrease)		(15,991)	(133,535)
Units outstanding, beginning		119,789	253,324
Units outstanding, ending		103,798	119,789

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,259,056
Cost of units redeemed/account charges			(22,640,404)
Net investment income (loss)			208,901
Net realized gain (loss)			1,111,804
Realized gain distributions			1,262,111
Net change in unrealized appreciation (depreciation)			(15,141)
Net assets			$186,327

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	104	$186	1.25%	3.3%	12/31/2024	$1.89	0	$0	1.00%	3.6%	12/31/2024	$1.98	0	$0	0.75%	3.9%
12/31/2023	1.74	120	208	1.25%	7.6%	12/31/2023	1.82	0	0	1.00%	7.9%	12/31/2023	1.91	0	0	0.75%	8.2%
12/31/2022	1.61	253	409	1.25%	-14.7%	12/31/2022	1.69	0	0	1.00%	-14.5%	12/31/2022	1.76	0	0	0.75%	-14.3%
12/31/2021	1.89	265	501	1.25%	3.5%	12/31/2021	1.97	30	60	1.00%	3.8%	12/31/2021	2.06	0	0	0.75%	4.1%
12/31/2020	1.83	274	500	1.25%	8.9%	12/31/2020	1.90	33	63	1.00%	9.2%	12/31/2020	1.98	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	0.50%	4.1%	12/31/2024	$2.19	0	$0	0.25%	4.4%	12/31/2024	$2.30	0	$0	0.00%	4.7%
12/31/2023	2.00	0	0	0.50%	8.4%	12/31/2023	2.10	0	0	0.25%	8.7%	12/31/2023	2.20	0	0	0.00%	9.0%
12/31/2022	1.84	0	0	0.50%	-14.1%	12/31/2022	1.93	0	0	0.25%	-13.9%	12/31/2022	2.02	0	0	0.00%	-13.6%
12/31/2021	2.15	0	0	0.50%	4.3%	12/31/2021	2.24	0	0	0.25%	4.6%	12/31/2021	2.34	0	0	0.00%	4.8%
12/31/2020	2.06	0	0	0.50%	9.8%	12/31/2020	2.14	0	0	0.25%	10.0%	12/31/2020	2.23	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.5%
2022	2.3%
2021	1.9%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund M Class - 06-101

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,002	$633,685	54,892
Receivables: investments sold	-
Payables: investments purchased	(2,575)
Net assets	$571,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$486,181	249,854	$1.95
Band 100	74,663	36,513	2.04
Band 75	-	-	2.15
Band 50	10,583	4,687	2.26
Band 25	-	-	2.37
Band 0	-	-	2.49
Total	$571,427	291,054

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,902
Mortality & expense charges			(7,191)
Net investment income (loss)			5,711

Gain (loss) on investments:
Net realized gain (loss)			(9,422)
Realized gain distributions			8,763
Net change in unrealized appreciation (depreciation)			21,001
Net gain (loss)			20,342

Increase (decrease) in net assets from operations			$26,053

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,711	$5,127
Net realized gain (loss)		(9,422)	(27,687)
Realized gain distributions		8,763	549
Net change in unrealized appreciation (depreciation)		21,001	77,652

Increase (decrease) in net assets from operations		26,053	55,641

Contract owner transactions:
Proceeds from units sold		1,864	7,581
Cost of units redeemed		(84,565)	(132,261)
Account charges		(98)	(181)
Increase (decrease)		(82,799)	(124,861)
Net increase (decrease)		(56,746)	(69,220)
Net assets, beginning		628,173	697,393
Net assets, ending		$571,427	$628,173

Units sold		964	4,281
Units redeemed		(42,610)	(75,445)
Net increase (decrease)		(41,646)	(71,164)
Units outstanding, beginning		332,700	403,864
Units outstanding, ending		291,054	332,700

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,032,472
Cost of units redeemed/account charges			(37,758,678)
Net investment income (loss)			191,118
Net realized gain (loss)			3,650,084
Realized gain distributions			2,516,114
Net change in unrealized appreciation (depreciation)			(59,683)
Net assets			$571,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	250	$486	1.25%	4.3%	12/31/2024	$2.04	37	$75	1.00%	4.6%	12/31/2024	$2.15	0	$0	0.75%	4.8%
12/31/2023	1.87	259	484	1.25%	9.1%	12/31/2023	1.96	69	134	1.00%	9.3%	12/31/2023	2.05	0	0	0.75%	9.6%
12/31/2022	1.71	330	565	1.25%	-16.1%	12/31/2022	1.79	69	123	1.00%	-15.9%	12/31/2022	1.87	0	0	0.75%	-15.7%
12/31/2021	2.04	562	1,147	1.25%	5.2%	12/31/2021	2.13	80	171	1.00%	5.5%	12/31/2021	2.22	0	0	0.75%	5.7%
12/31/2020	1.94	551	1,068	1.25%	10.1%	12/31/2020	2.02	103	208	1.00%	10.4%	12/31/2020	2.10	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	5	$11	0.50%	5.1%	12/31/2024	$2.37	0	$0	0.25%	5.4%	12/31/2024	$2.49	0	$0	0.00%	5.6%
12/31/2023	2.15	5	10	0.50%	9.9%	12/31/2023	2.25	0	0	0.25%	10.1%	12/31/2023	2.36	0	0	0.00%	10.4%
12/31/2022	1.96	5	9	0.50%	-15.5%	12/31/2022	2.04	0	0	0.25%	-15.3%	12/31/2022	2.14	0	0	0.00%	-15.1%
12/31/2021	2.31	5	11	0.50%	6.0%	12/31/2021	2.41	0	0	0.25%	6.3%	12/31/2021	2.52	0	0	0.00%	6.5%
12/31/2020	2.18	24	53	0.50%	10.9%	12/31/2020	2.27	0	0	0.25%	11.2%	12/31/2020	2.36	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.9%
2022	1.8%
2021	1.9%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund M Class - 06-102

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,333,574	$1,420,579	113,764
Receivables: investments sold	-
Payables: investments purchased	(251)
Net assets	$1,333,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$622,873	306,242	$2.03
Band 100	344,395	161,136	2.14
Band 75	-	-	2.25
Band 50	366,055	155,099	2.36
Band 25	-	-	2.48
Band 0	-	-	2.61
Total	$1,333,323	622,477

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,376
Mortality & expense charges			(13,945)
Net investment income (loss)			13,431

Gain (loss) on investments:
Net realized gain (loss)			(5,565)
Realized gain distributions			30,915
Net change in unrealized appreciation (depreciation)			38,429
Net gain (loss)			63,779

Increase (decrease) in net assets from operations			$77,210

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,431	$8,687
Net realized gain (loss)		(5,565)	(177,132)
Realized gain distributions		30,915	1,267
Net change in unrealized appreciation (depreciation)		38,429	319,643

Increase (decrease) in net assets from operations		77,210	152,465

Contract owner transactions:
Proceeds from units sold		56,412	19,670
Cost of units redeemed		(149,115)	(974,181)
Account charges		(579)	(404)
Increase (decrease)		(93,282)	(954,915)
Net increase (decrease)		(16,072)	(802,450)
Net assets, beginning		1,349,395	2,151,845
Net assets, ending		$1,333,323	$1,349,395

Units sold		27,611	10,928
Units redeemed		(74,173)	(532,597)
Net increase (decrease)		(46,562)	(521,669)
Units outstanding, beginning		669,039	1,190,708
Units outstanding, ending		622,477	669,039

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43,294,700
Cost of units redeemed/account charges			(50,608,038)
Net investment income (loss)			454,979
Net realized gain (loss)			3,045,579
Realized gain distributions			5,233,108
Net change in unrealized appreciation (depreciation)			(87,005)
Net assets			$1,333,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	306	$623	1.25%	5.2%	12/31/2024	$2.14	161	$344	1.00%	5.5%	12/31/2024	$2.25	0	$0	0.75%	5.8%
12/31/2023	1.93	355	686	1.25%	10.3%	12/31/2023	2.03	179	362	1.00%	10.6%	12/31/2023	2.12	0	0	0.75%	10.9%
12/31/2022	1.75	650	1,138	1.25%	-17.5%	12/31/2022	1.83	406	743	1.00%	-17.3%	12/31/2022	1.91	0	0	0.75%	-17.1%
12/31/2021	2.12	1,265	2,686	1.25%	6.7%	12/31/2021	2.21	625	1,384	1.00%	7.0%	12/31/2021	2.31	0	0	0.75%	7.2%
12/31/2020	1.99	1,545	3,074	1.25%	11.4%	12/31/2020	2.07	630	1,305	1.00%	11.6%	12/31/2020	2.15	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.36	155	$366	0.50%	6.0%	12/31/2024	$2.48	0	$0	0.25%	6.3%	12/31/2024	$2.61	0	$0	0.00%	6.6%
12/31/2023	2.23	135	301	0.50%	11.2%	12/31/2023	2.33	0	0	0.25%	11.5%	12/31/2023	2.45	0	0	0.00%	11.7%
12/31/2022	2.00	135	271	0.50%	-16.9%	12/31/2022	2.09	0	0	0.25%	-16.7%	12/31/2022	2.19	0	0	0.00%	-16.5%
12/31/2021	2.41	135	326	0.50%	7.5%	12/31/2021	2.51	0	0	0.25%	7.8%	12/31/2021	2.62	0	0	0.00%	8.1%
12/31/2020	2.24	182	408	0.50%	12.2%	12/31/2020	2.33	0	0	0.25%	12.5%	12/31/2020	2.43	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.4%
2022	1.7%
2021	1.8%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund M Class - 06-103

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$765,176	$764,702	60,604
Receivables: investments sold	265
Payables: investments purchased	-
Net assets	$765,441

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$505,219	229,059	$2.21
Band 100	160,502	69,250	2.32
Band 75	-	-	2.44
Band 50	99,720	38,962	2.56
Band 25	-	-	2.69
Band 0	-	-	2.83
Total	$765,441	337,271

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,832
Mortality & expense charges			(8,963)
Net investment income (loss)			4,869

Gain (loss) on investments:
Net realized gain (loss)			8,758
Realized gain distributions			13,334
Net change in unrealized appreciation (depreciation)			32,563
Net gain (loss)			54,655

Increase (decrease) in net assets from operations			$59,524

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,869	$4,098
Net realized gain (loss)		8,758	(59,964)
Realized gain distributions		13,334	212
Net change in unrealized appreciation (depreciation)		32,563	162,678

Increase (decrease) in net assets from operations		59,524	107,024

Contract owner transactions:
Proceeds from units sold		97,198	114,846
Cost of units redeemed		(267,482)	(495,570)
Account charges		(572)	(530)
Increase (decrease)		(170,856)	(381,254)
Net increase (decrease)		(111,332)	(274,230)
Net assets, beginning		876,773	1,151,003
Net assets, ending		$765,441	$876,773

Units sold		43,318	57,330
Units redeemed		(107,951)	(252,443)
Net increase (decrease)		(64,633)	(195,113)
Units outstanding, beginning		401,904	597,017
Units outstanding, ending		337,271	401,904

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,932,751
Cost of units redeemed/account charges			(38,236,315)
Net investment income (loss)			221,247
Net realized gain (loss)			3,578,309
Realized gain distributions			3,268,975
Net change in unrealized appreciation (depreciation)			474
Net assets			$765,441

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	229	$505	1.25%	6.1%	12/31/2024	$2.32	69	$161	1.00%	6.4%	12/31/2024	$2.44	0	$0	0.75%	6.6%
12/31/2023	2.08	224	466	1.25%	11.5%	12/31/2023	2.18	68	149	1.00%	11.8%	12/31/2023	2.28	0	0	0.75%	12.1%
12/31/2022	1.86	398	743	1.25%	-18.2%	12/31/2022	1.95	83	162	1.00%	-18.0%	12/31/2022	2.04	0	0	0.75%	-17.8%
12/31/2021	2.28	717	1,634	1.25%	8.0%	12/31/2021	2.38	83	197	1.00%	8.2%	12/31/2021	2.48	0	0	0.75%	8.5%
12/31/2020	2.11	784	1,655	1.25%	12.1%	12/31/2020	2.20	141	310	1.00%	12.4%	12/31/2020	2.28	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.56	39	$100	0.50%	6.9%	12/31/2024	$2.69	0	$0	0.25%	7.2%	12/31/2024	$2.83	0	$0	0.00%	7.4%
12/31/2023	2.39	109	261	0.50%	12.3%	12/31/2023	2.51	0	0	0.25%	12.6%	12/31/2023	2.63	0	0	0.00%	12.9%
12/31/2022	2.13	116	246	0.50%	-17.6%	12/31/2022	2.23	0	0	0.25%	-17.4%	12/31/2022	2.33	0	0	0.00%	-17.1%
12/31/2021	2.59	116	299	0.50%	8.8%	12/31/2021	2.70	0	0	0.25%	9.1%	12/31/2021	2.81	0	0	0.00%	9.3%
12/31/2020	2.38	116	275	0.50%	13.0%	12/31/2020	2.47	0	0	0.25%	13.3%	12/31/2020	2.57	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	1.6%
2021	1.8%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund M Class - 06-106

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,296,994	$3,167,711	233,832
Receivables: investments sold	2,382
Payables: investments purchased	-
Net assets	$3,299,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,840,845	1,215,653	$2.34
Band 100	207,154	84,354	2.46
Band 75	-	-	2.58
Band 50	251,377	92,696	2.71
Band 25	-	-	2.85
Band 0	-	-	2.99
Total	$3,299,376	1,392,703

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$53,631
Mortality & expense charges			(38,999)
Net investment income (loss)			14,632

Gain (loss) on investments:
Net realized gain (loss)			19,704
Realized gain distributions			28,109
Net change in unrealized appreciation (depreciation)			167,209
Net gain (loss)			215,022

Increase (decrease) in net assets from operations			$229,654

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,632	$9,769
Net realized gain (loss)		19,704	(128,695)
Realized gain distributions		28,109	921
Net change in unrealized appreciation (depreciation)		167,209	501,496

Increase (decrease) in net assets from operations		229,654	383,491

Contract owner transactions:
Proceeds from units sold		253,046	155,252
Cost of units redeemed		(305,821)	(1,219,460)
Account charges		(579)	(909)
Increase (decrease)		(53,354)	(1,065,117)
Net increase (decrease)		176,300	(681,626)
Net assets, beginning		3,123,076	3,804,702
Net assets, ending		$3,299,376	$3,123,076

Units sold		115,441	75,842
Units redeemed		(134,422)	(608,631)
Net increase (decrease)		(18,981)	(532,789)
Units outstanding, beginning		1,411,684	1,944,473
Units outstanding, ending		1,392,703	1,411,684

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$41,307,559
Cost of units redeemed/account charges			(47,178,771)
Net investment income (loss)			274,285
Net realized gain (loss)			3,386,516
Realized gain distributions			5,380,504
Net change in unrealized appreciation (depreciation)			129,283
Net assets			$3,299,376

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	1,216	$2,841	1.25%	7.1%	12/31/2024	$2.46	84	$207	1.00%	7.4%	12/31/2024	$2.58	0	$0	0.75%	7.6%
12/31/2023	2.18	1,222	2,666	1.25%	12.6%	12/31/2023	2.29	89	203	1.00%	12.9%	12/31/2023	2.40	0	0	0.75%	13.2%
12/31/2022	1.94	1,746	3,384	1.25%	-18.4%	12/31/2022	2.03	95	193	1.00%	-18.2%	12/31/2022	2.12	0	0	0.75%	-18.0%
12/31/2021	2.37	2,189	5,197	1.25%	9.2%	12/31/2021	2.48	287	712	1.00%	9.5%	12/31/2021	2.58	0	0	0.75%	9.7%
12/31/2020	2.17	2,140	4,654	1.25%	13.0%	12/31/2020	2.26	300	680	1.00%	13.3%	12/31/2020	2.35	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.71	93	$251	0.50%	7.9%	12/31/2024	$2.85	0	$0	0.25%	8.2%	12/31/2024	$2.99	0	$0	0.00%	8.5%
12/31/2023	2.51	101	254	0.50%	13.5%	12/31/2023	2.63	0	0	0.25%	13.7%	12/31/2023	2.76	0	0	0.00%	14.0%
12/31/2022	2.22	103	228	0.50%	-17.8%	12/31/2022	2.32	0	0	0.25%	-17.6%	12/31/2022	2.42	0	0	0.00%	-17.4%
12/31/2021	2.69	121	325	0.50%	10.0%	12/31/2021	2.81	0	0	0.25%	10.3%	12/31/2021	2.93	0	0	0.00%	10.6%
12/31/2020	2.45	121	296	0.50%	13.9%	12/31/2020	2.55	0	0	0.25%	14.2%	12/31/2020	2.65	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.3%
2022	1.6%
2021	1.9%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund M Class - 06-107

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,195,482	$2,076,750	152,959
Receivables: investments sold	1,022
Payables: investments purchased	-
Net assets	$2,196,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,855,136	712,662	$2.60
Band 100	202,175	73,909	2.74
Band 75	-	-	2.87
Band 50	139,193	46,081	3.02
Band 25	-	-	3.17
Band 0	-	-	3.34
Total	$2,196,504	832,652

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,774
Mortality & expense charges			(27,450)
Net investment income (loss)			3,324

Gain (loss) on investments:
Net realized gain (loss)			25,239
Realized gain distributions			35,890
Net change in unrealized appreciation (depreciation)			126,614
Net gain (loss)			187,743

Increase (decrease) in net assets from operations			$191,067

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,324	$3,187
Net realized gain (loss)		25,239	(57,150)
Realized gain distributions		35,890	786
Net change in unrealized appreciation (depreciation)		126,614	332,068

Increase (decrease) in net assets from operations		191,067	278,891

Contract owner transactions:
Proceeds from units sold		209,052	134,389
Cost of units redeemed		(346,745)	(447,009)
Account charges		(1,044)	(1,188)
Increase (decrease)		(138,737)	(313,808)
Net increase (decrease)		52,330	(34,917)
Net assets, beginning		2,144,174	2,179,091
Net assets, ending		$2,196,504	$2,144,174

Units sold		80,971	60,750
Units redeemed		(134,966)	(209,105)
Net increase (decrease)		(53,995)	(148,355)
Units outstanding, beginning		886,647	1,035,002
Units outstanding, ending		832,652	886,647

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,341,841
Cost of units redeemed/account charges			(26,214,762)
Net investment income (loss)			77,794
Net realized gain (loss)			2,679,559
Realized gain distributions			3,193,340
Net change in unrealized appreciation (depreciation)			118,732
Net assets			$2,196,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	713	$1,855	1.25%	8.8%	12/31/2024	$2.74	74	$202	1.00%	9.1%	12/31/2024	$2.87	0	$0	0.75%	9.3%
12/31/2023	2.39	773	1,851	1.25%	14.7%	12/31/2023	2.51	76	189	1.00%	14.9%	12/31/2023	2.63	0	0	0.75%	15.2%
12/31/2022	2.09	919	1,918	1.25%	-19.1%	12/31/2022	2.18	78	169	1.00%	-18.9%	12/31/2022	2.28	0	0	0.75%	-18.7%
12/31/2021	2.58	1,672	4,313	1.25%	11.9%	12/31/2021	2.69	101	272	1.00%	12.2%	12/31/2021	2.81	0	0	0.75%	12.5%
12/31/2020	2.31	1,609	3,711	1.25%	14.5%	12/31/2020	2.40	117	282	1.00%	14.7%	12/31/2020	2.50	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	46	$139	0.50%	9.6%	12/31/2024	$3.17	0	$0	0.25%	9.9%	12/31/2024	$3.34	0	$0	0.00%	10.2%
12/31/2023	2.76	38	104	0.50%	15.5%	12/31/2023	2.89	0	0	0.25%	15.8%	12/31/2023	3.03	0	0	0.00%	16.1%
12/31/2022	2.39	39	92	0.50%	-18.5%	12/31/2022	2.49	0	0	0.25%	-18.3%	12/31/2022	2.61	0	0	0.00%	-18.1%
12/31/2021	2.93	39	113	0.50%	12.8%	12/31/2021	3.05	0	0	0.25%	13.0%	12/31/2021	3.18	0	0	0.00%	13.3%
12/31/2020	2.60	39	100	0.50%	15.3%	12/31/2020	2.70	0	0	0.25%	15.6%	12/31/2020	2.81	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.3%
2022	1.2%
2021	1.8%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund M Class - 06-108

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,035,354	$912,052	63,229
Receivables: investments sold	348
Payables: investments purchased	-
Net assets	$1,035,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$701,775	255,000	$2.75
Band 100	278,669	96,358	2.89
Band 75	-	-	3.04
Band 50	55,258	17,303	3.19
Band 25	-	-	3.36
Band 0	-	-	3.53
Total	$1,035,702	368,661

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,584
Mortality & expense charges			(12,099)
Net investment income (loss)			(515)

Gain (loss) on investments:
Net realized gain (loss)			20,021
Realized gain distributions			13,840
Net change in unrealized appreciation (depreciation)			77,014
Net gain (loss)			110,875

Increase (decrease) in net assets from operations			$110,360

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(515)	$(3,905)
Net realized gain (loss)		20,021	(101,450)
Realized gain distributions		13,840	394
Net change in unrealized appreciation (depreciation)		77,014	284,672

Increase (decrease) in net assets from operations		110,360	179,711

Contract owner transactions:
Proceeds from units sold		76,472	107,443
Cost of units redeemed		(141,793)	(1,251,093)
Account charges		(1,197)	(1,571)
Increase (decrease)		(66,518)	(1,145,221)
Net increase (decrease)		43,842	(965,510)
Net assets, beginning		991,860	1,957,370
Net assets, ending		$1,035,702	$991,860

Units sold		28,185	46,108
Units redeemed		(52,402)	(561,842)
Net increase (decrease)		(24,217)	(515,734)
Units outstanding, beginning		392,878	908,612
Units outstanding, ending		368,661	392,878

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,247,146
Cost of units redeemed/account charges			(37,870,894)
Net investment income (loss)			246,221
Net realized gain (loss)			3,400,088
Realized gain distributions			3,889,839
Net change in unrealized appreciation (depreciation)			123,302
Net assets			$1,035,702

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.75	255	$702	1.25%	10.9%	12/31/2024	$2.89	96	$279	1.00%	11.2%	12/31/2024	$3.04	0	$0	0.75%	11.4%
12/31/2023	2.48	282	701	1.25%	16.7%	12/31/2023	2.60	96	251	1.00%	17.0%	12/31/2023	2.73	0	0	0.75%	17.3%
12/31/2022	2.13	758	1,612	1.25%	-19.7%	12/31/2022	2.22	103	228	1.00%	-19.5%	12/31/2022	2.33	0	0	0.75%	-19.3%
12/31/2021	2.65	915	2,424	1.25%	13.9%	12/31/2021	2.76	225	623	1.00%	14.2%	12/31/2021	2.88	0	0	0.75%	14.5%
12/31/2020	2.33	946	2,200	1.25%	15.4%	12/31/2020	2.42	228	553	1.00%	15.7%	12/31/2020	2.52	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.19	17	$55	0.50%	11.7%	12/31/2024	$3.36	0	$0	0.25%	12.0%	12/31/2024	$3.53	0	$0	0.00%	12.3%
12/31/2023	2.86	14	40	0.50%	17.5%	12/31/2023	3.00	0	0	0.25%	17.8%	12/31/2023	3.14	0	0	0.00%	18.1%
12/31/2022	2.43	48	117	0.50%	-19.1%	12/31/2022	2.54	0	0	0.25%	-18.9%	12/31/2022	2.66	0	0	0.00%	-18.7%
12/31/2021	3.01	48	145	0.50%	14.8%	12/31/2021	3.14	0	0	0.25%	15.1%	12/31/2021	3.27	0	0	0.00%	15.3%
12/31/2020	2.62	48	126	0.50%	16.2%	12/31/2020	2.73	0	0	0.25%	16.5%	12/31/2020	2.84	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.6%
2022	1.2%
2021	1.7%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund M Class - 06-284

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$772,674	$691,232	58,857
Receivables: investments sold	715
Payables: investments purchased	-
Net assets	$773,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$332,471	152,530	$2.18
Band 100	308,635	135,499	2.28
Band 75	-	-	2.38
Band 50	132,283	53,184	2.49
Band 25	-	-	2.60
Band 0	-	-	2.72
Total	$773,389	341,213

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,496
Mortality & expense charges			(7,981)
Net investment income (loss)			(485)

Gain (loss) on investments:
Net realized gain (loss)			17,175
Realized gain distributions			2,290
Net change in unrealized appreciation (depreciation)			67,218
Net gain (loss)			86,683

Increase (decrease) in net assets from operations			$86,198

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(485)	$(1,348)
Net realized gain (loss)		17,175	(41,922)
Realized gain distributions		2,290	2,129
Net change in unrealized appreciation (depreciation)		67,218	159,212

Increase (decrease) in net assets from operations		86,198	118,071

Contract owner transactions:
Proceeds from units sold		117,852	69,568
Cost of units redeemed		(186,749)	(346,635)
Account charges		(1,290)	(920)
Increase (decrease)		(70,187)	(277,987)
Net increase (decrease)		16,011	(159,916)
Net assets, beginning		757,378	917,294
Net assets, ending		$773,389	$757,378

Units sold		53,482	38,707
Units redeemed		(89,760)	(201,218)
Net increase (decrease)		(36,278)	(162,511)
Units outstanding, beginning		377,491	540,002
Units outstanding, ending		341,213	377,491

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,340,455
Cost of units redeemed/account charges			(13,841,006)
Net investment income (loss)			70,965
Net realized gain (loss)			1,554,417
Realized gain distributions			1,567,116
Net change in unrealized appreciation (depreciation)			81,442
Net assets			$773,389

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	153	$332	1.25%	11.8%	12/31/2024	$2.28	135	$309	1.00%	12.0%	12/31/2024	$2.38	0	$0	0.75%	12.3%
12/31/2023	1.95	207	404	1.25%	17.1%	12/31/2023	2.03	131	266	1.00%	17.4%	12/31/2023	2.12	0	0	0.75%	17.7%
12/31/2022	1.67	368	612	1.25%	-19.7%	12/31/2022	1.73	128	221	1.00%	-19.5%	12/31/2022	1.80	0	0	0.75%	-19.3%
12/31/2021	2.07	752	1,560	1.25%	13.9%	12/31/2021	2.15	128	275	1.00%	14.2%	12/31/2021	2.23	0	0	0.75%	14.5%
12/31/2020	1.82	663	1,207	1.25%	15.4%	12/31/2020	1.88	132	249	1.00%	15.7%	12/31/2020	1.95	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.49	53	$132	0.50%	12.6%	12/31/2024	$2.60	0	$0	0.25%	12.9%	12/31/2024	$2.72	0	$0	0.00%	13.2%
12/31/2023	2.21	40	88	0.50%	18.0%	12/31/2023	2.30	0	0	0.25%	18.3%	12/31/2023	2.40	0	0	0.00%	18.5%
12/31/2022	1.87	45	83	0.50%	-19.1%	12/31/2022	1.95	0	0	0.25%	-18.9%	12/31/2022	2.02	0	0	0.00%	-18.7%
12/31/2021	2.31	45	103	0.50%	14.8%	12/31/2021	2.40	0	0	0.25%	15.1%	12/31/2021	2.49	0	0	0.00%	15.4%
12/31/2020	2.02	45	91	0.50%	16.2%	12/31/2020	2.09	0	0	0.25%	16.5%	12/31/2020	2.16	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.8%
2022	1.0%
2021	1.8%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund M Class - 06-286

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$872,897	$772,529	65,881
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$872,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,404	288,628	$2.15
Band 100	104,342	46,375	2.25
Band 75	-	-	2.35
Band 50	147,183	59,903	2.46
Band 25	-	-	2.57
Band 0	-	-	2.68
Total	$872,929	394,906

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,457
Mortality & expense charges			(8,684)
Net investment income (loss)			(227)

Gain (loss) on investments:
Net realized gain (loss)			1,208
Realized gain distributions			2,324
Net change in unrealized appreciation (depreciation)			79,337
Net gain (loss)			82,869

Increase (decrease) in net assets from operations			$82,642

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(227)	$(1,002)
Net realized gain (loss)		1,208	(38,535)
Realized gain distributions		2,324	1,184
Net change in unrealized appreciation (depreciation)		79,337	145,397

Increase (decrease) in net assets from operations		82,642	107,044

Contract owner transactions:
Proceeds from units sold		132,518	74,452
Cost of units redeemed		(7,777)	(370,996)
Account charges		(1,382)	(1,529)
Increase (decrease)		123,359	(298,073)
Net increase (decrease)		206,001	(191,029)
Net assets, beginning		666,928	857,957
Net assets, ending		$872,929	$666,928

Units sold		62,673	42,144
Units redeemed		(3,950)	(217,970)
Net increase (decrease)		58,723	(175,826)
Units outstanding, beginning		336,183	512,009
Units outstanding, ending		394,906	336,183

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,081,816
Cost of units redeemed/account charges			(11,669,697)
Net investment income (loss)			51,838
Net realized gain (loss)			1,021,781
Realized gain distributions			1,286,823
Net change in unrealized appreciation (depreciation)			100,368
Net assets			$872,929

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	289	$621	1.25%	11.7%	12/31/2024	$2.25	46	$104	1.00%	12.0%	12/31/2024	$2.35	0	$0	0.75%	12.3%
12/31/2023	1.93	230	444	1.25%	17.1%	12/31/2023	2.01	46	93	1.00%	17.4%	12/31/2023	2.09	0	0	0.75%	17.7%
12/31/2022	1.65	405	666	1.25%	-19.7%	12/31/2022	1.71	47	80	1.00%	-19.5%	12/31/2022	1.78	0	0	0.75%	-19.3%
12/31/2021	2.05	823	1,687	1.25%	13.9%	12/31/2021	2.13	48	103	1.00%	14.2%	12/31/2021	2.21	0	0	0.75%	14.5%
12/31/2020	1.80	754	1,357	1.25%	15.4%	12/31/2020	1.86	49	91	1.00%	15.7%	12/31/2020	1.93	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.46	60	$147	0.50%	12.6%	12/31/2024	$2.57	0	$0	0.25%	12.8%	12/31/2024	$2.68	0	$0	0.00%	13.1%
12/31/2023	2.18	59	130	0.50%	18.0%	12/31/2023	2.28	0	0	0.25%	18.3%	12/31/2023	2.37	0	0	0.00%	18.6%
12/31/2022	1.85	60	112	0.50%	-19.1%	12/31/2022	1.92	0	0	0.25%	-18.9%	12/31/2022	2.00	0	0	0.00%	-18.7%
12/31/2021	2.29	60	138	0.50%	14.8%	12/31/2021	2.37	0	0	0.25%	15.1%	12/31/2021	2.46	0	0	0.00%	15.4%
12/31/2020	1.99	66	131	0.50%	16.3%	12/31/2020	2.06	0	0	0.25%	16.5%	12/31/2020	2.13	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.8%
2022	1.0%
2021	1.9%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund M Class - 06-394

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,562	$357,720	27,959
Receivables: investments sold	633
Payables: investments purchased	-
Net assets	$415,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,730	144,008	$2.77
Band 100	9,621	3,362	2.86
Band 75	-	-	2.96
Band 50	6,844	2,239	3.06
Band 25	-	-	3.16
Band 0	-	-	3.27
Total	$415,195	149,609

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,844
Mortality & expense charges			(4,876)
Net investment income (loss)			(1,032)

Gain (loss) on investments:
Net realized gain (loss)			4,613
Realized gain distributions			661
Net change in unrealized appreciation (depreciation)			55,236
Net gain (loss)			60,510

Increase (decrease) in net assets from operations			$59,478

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,032)	$(1,217)
Net realized gain (loss)		4,613	(36,634)
Realized gain distributions		661	1,738
Net change in unrealized appreciation (depreciation)		55,236	91,457

Increase (decrease) in net assets from operations		59,478	55,344

Contract owner transactions:
Proceeds from units sold		74,026	66,765
Cost of units redeemed		(52,953)	(258,680)
Account charges		(854)	(1,237)
Increase (decrease)		20,219	(193,152)
Net increase (decrease)		79,697	(137,808)
Net assets, beginning		335,498	473,306
Net assets, ending		$415,195	$335,498

Units sold		27,055	29,223
Units redeemed		(12,507)	(117,450)
Net increase (decrease)		14,548	(88,227)
Units outstanding, beginning		135,061	223,288
Units outstanding, ending		149,609	135,061

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,425,608
Cost of units redeemed/account charges			(4,640,547)
Net investment income (loss)			6,173
Net realized gain (loss)			51,574
Realized gain distributions			515,545
Net change in unrealized appreciation (depreciation)			56,842
Net assets			$415,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	144	$399	1.25%	11.7%	12/31/2024	$2.86	3	$10	1.00%	11.9%	12/31/2024	$2.96	0	$0	0.75%	12.2%
12/31/2023	2.48	132	328	1.25%	17.2%	12/31/2023	2.56	0	1	1.00%	17.4%	12/31/2023	2.64	0	0	0.75%	17.7%
12/31/2022	2.12	220	465	1.25%	-19.7%	12/31/2022	2.18	0	0	1.00%	-19.5%	12/31/2022	2.24	0	0	0.75%	-19.3%
12/31/2021	2.64	896	2,362	1.25%	13.9%	12/31/2021	2.70	0	0	1.00%	14.2%	12/31/2021	2.77	0	0	0.75%	14.5%
12/31/2020	2.31	763	1,765	1.25%	15.4%	12/31/2020	2.37	16	38	1.00%	15.6%	12/31/2020	2.42	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.06	2	$7	0.50%	12.5%	12/31/2024	$3.16	0	$0	0.25%	12.8%	12/31/2024	$3.27	0	$0	0.00%	13.1%
12/31/2023	2.72	2	6	0.50%	18.0%	12/31/2023	2.80	0	0	0.25%	18.3%	12/31/2023	2.89	0	0	0.00%	18.6%
12/31/2022	2.30	4	8	0.50%	-19.1%	12/31/2022	2.37	0	0	0.25%	-18.9%	12/31/2022	2.43	0	0	0.00%	-18.7%
12/31/2021	2.85	16	46	0.50%	14.8%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.99	0	0	0.00%	15.4%
12/31/2020	2.48	16	40	0.50%	16.2%	12/31/2020	2.54	0	0	0.25%	16.5%	12/31/2020	2.59	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.7%
2022	0.5%
2021	1.9%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund M Class - 06-111

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,263	$11,836	1,126
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$11,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,350	7,057	$1.47
Band 100	911	591	1.54
Band 75	-	-	1.62
Band 50	-	-	1.70
Band 25	-	-	1.79
Band 0	-	-	1.88
Total	$11,261	7,648

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$392
Mortality & expense charges			(207)
Net investment income (loss)			185

Gain (loss) on investments:
Net realized gain (loss)			(433)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			805
Net gain (loss)			372

Increase (decrease) in net assets from operations			$557

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$185	$186
Net realized gain (loss)		(433)	(8,851)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		805	11,412

Increase (decrease) in net assets from operations		557	2,747

Contract owner transactions:
Proceeds from units sold		653	142
Cost of units redeemed		(10,127)	(78,184)
Account charges		(29)	(43)
Increase (decrease)		(9,503)	(78,085)
Net increase (decrease)		(8,946)	(75,338)
Net assets, beginning		20,207	95,545
Net assets, ending		$11,261	$20,207

Units sold		457	102
Units redeemed		(6,779)	(55,899)
Net increase (decrease)		(6,322)	(55,797)
Units outstanding, beginning		13,970	69,767
Units outstanding, ending		7,648	13,970

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,105,523
Cost of units redeemed/account charges			(3,374,075)
Net investment income (loss)			17,868
Net realized gain (loss)			115,095
Realized gain distributions			147,423
Net change in unrealized appreciation (depreciation)			(573)
Net assets			$11,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	7	$10	1.25%	2.4%	12/31/2024	$1.54	1	$1	1.00%	2.7%	12/31/2024	$1.62	0	$0	0.75%	2.9%
12/31/2023	1.43	11	16	1.25%	6.2%	12/31/2023	1.50	3	4	1.00%	6.5%	12/31/2023	1.57	0	0	0.75%	6.8%
12/31/2022	1.35	45	61	1.25%	-13.0%	12/31/2022	1.41	24	35	1.00%	-12.7%	12/31/2022	1.47	0	0	0.75%	-12.5%
12/31/2021	1.55	165	256	1.25%	1.4%	12/31/2021	1.62	28	45	1.00%	1.6%	12/31/2021	1.68	0	0	0.75%	1.9%
12/31/2020	1.53	152	232	1.25%	6.8%	12/31/2020	1.59	49	78	1.00%	7.1%	12/31/2020	1.65	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	3.2%	12/31/2024	$1.79	0	$0	0.25%	3.4%	12/31/2024	$1.88	0	$0	0.00%	3.7%
12/31/2023	1.65	0	0	0.50%	7.0%	12/31/2023	1.73	0	0	0.25%	7.3%	12/31/2023	1.81	0	0	0.00%	7.6%
12/31/2022	1.54	0	0	0.50%	-12.3%	12/31/2022	1.61	0	0	0.25%	-12.1%	12/31/2022	1.68	0	0	0.00%	-11.9%
12/31/2021	1.76	0	0	0.50%	2.1%	12/31/2021	1.83	0	0	0.25%	2.4%	12/31/2021	1.91	0	0	0.00%	2.6%
12/31/2020	1.72	0	0	0.50%	7.6%	12/31/2020	1.79	0	0	0.25%	7.9%	12/31/2020	1.86	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	1.0%
2022	1.6%
2021	1.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth & Income Fund M Class - 06-265

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596,705	$530,998	14,492
Receivables: investments sold	-
Payables: investments purchased	(1,624)
Net assets	$595,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,035	74,124	$5.06
Band 100	220,046	41,241	5.34
Band 75	-	-	5.63
Band 50	-	-	5.93
Band 25	-	-	6.26
Band 0	-	-	6.69
Total	$595,081	115,365

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,323
Mortality & expense charges			(5,766)
Net investment income (loss)			(1,443)

Gain (loss) on investments:
Net realized gain (loss)			72,801
Realized gain distributions			27,500
Net change in unrealized appreciation (depreciation)			(15,483)
Net gain (loss)			84,818

Increase (decrease) in net assets from operations			$83,375

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,443)	$(411)
Net realized gain (loss)		72,801	31,673
Realized gain distributions		27,500	6,818
Net change in unrealized appreciation (depreciation)		(15,483)	53,477

Increase (decrease) in net assets from operations		83,375	91,557

Contract owner transactions:
Proceeds from units sold		278,688	73,265
Cost of units redeemed		(300,170)	(242,563)
Account charges		(183)	(324)
Increase (decrease)		(21,665)	(169,622)
Net increase (decrease)		61,710	(78,065)
Net assets, beginning		533,371	611,436
Net assets, ending		$595,081	$533,371

Units sold		53,167	18,692
Units redeemed		(61,178)	(60,522)
Net increase (decrease)		(8,011)	(41,830)
Units outstanding, beginning		123,376	165,206
Units outstanding, ending		115,365	123,376

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,011,377
Cost of units redeemed/account charges			(1,859,701)
Net investment income (loss)			(2,571)
Net realized gain (loss)			211,540
Realized gain distributions			168,729
Net change in unrealized appreciation (depreciation)			65,707
Net assets			$595,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.06	74	$375	1.25%	19.3%	12/31/2024	$5.34	41	$220	1.00%	19.6%	12/31/2024	$5.63	0	$0	0.75%	19.9%
12/31/2023	4.24	77	326	1.25%	16.2%	12/31/2023	4.46	47	207	1.00%	16.5%	12/31/2023	4.69	0	0	0.75%	16.8%
12/31/2022	3.65	117	427	1.25%	-6.4%	12/31/2022	3.83	48	184	1.00%	-6.2%	12/31/2022	4.02	0	0	0.75%	-5.9%
12/31/2021	3.90	88	342	1.25%	23.6%	12/31/2021	4.08	57	232	1.00%	23.9%	12/31/2021	4.27	0	0	0.75%	24.2%
12/31/2020	3.15	72	228	1.25%	5.6%	12/31/2020	3.29	49	163	1.00%	5.9%	12/31/2020	3.44	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.93	0	$0	0.50%	20.2%	12/31/2024	$6.26	0	$0	0.25%	20.5%	12/31/2024	$6.69	0	$0	0.00%	20.8%
12/31/2023	4.94	0	0	0.50%	17.1%	12/31/2023	5.19	0	0	0.25%	17.4%	12/31/2023	5.54	0	0	0.00%	17.7%
12/31/2022	4.22	0	0	0.50%	-5.7%	12/31/2022	4.42	0	0	0.25%	-5.5%	12/31/2022	4.71	0	0	0.00%	-5.2%
12/31/2021	4.47	0	0	0.50%	24.5%	12/31/2021	4.68	0	0	0.25%	24.8%	12/31/2021	4.97	0	0	0.00%	25.1%
12/31/2020	3.59	0	0	0.50%	6.4%	12/31/2020	3.75	0	0	0.25%	6.7%	12/31/2020	3.97	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.1%
2022	1.1%
2021	1.6%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth Opportunities Fund M Class - 06-125

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,021,772	$2,442,007	17,152
Receivables: investments sold	-
Payables: investments purchased	(30,788)
Net assets	$2,990,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,687,803	293,975	$9.14
Band 100	303,181	31,493	9.63
Band 75	-	-	10.14
Band 50	-	-	10.67
Band 25	-	-	11.24
Band 0	-	-	11.83
Total	$2,990,984	325,468

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(32,320)
Net investment income (loss)			(32,320)

Gain (loss) on investments:
Net realized gain (loss)			100,749
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			734,016
Net gain (loss)			834,765

Increase (decrease) in net assets from operations			$802,445

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,320)	$(23,780)
Net realized gain (loss)		100,749	(72,514)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		734,016	785,938

Increase (decrease) in net assets from operations		802,445	689,644

Contract owner transactions:
Proceeds from units sold		1,376,709	358,973
Cost of units redeemed		(1,452,442)	(336,481)
Account charges		(532)	(534)
Increase (decrease)		(76,265)	21,958
Net increase (decrease)		726,180	711,602
Net assets, beginning		2,264,804	1,553,202
Net assets, ending		$2,990,984	$2,264,804

Units sold		175,568	64,314
Units redeemed		(187,052)	(58,280)
Net increase (decrease)		(11,484)	6,034
Units outstanding, beginning		336,952	330,918
Units outstanding, ending		325,468	336,952

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,724,512
Cost of units redeemed/account charges			(13,395,685)
Net investment income (loss)			(328,397)
Net realized gain (loss)			1,331,757
Realized gain distributions			1,079,032
Net change in unrealized appreciation (depreciation)			579,765
Net assets			$2,990,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.14	294	$2,688	1.25%	36.6%	12/31/2024	$9.63	31	$303	1.00%	37.0%	12/31/2024	$10.14	0	$0	0.75%	37.3%
12/31/2023	6.69	306	2,050	1.25%	43.0%	12/31/2023	7.03	31	215	1.00%	43.4%	12/31/2023	7.38	0	0	0.75%	43.7%
12/31/2022	4.68	309	1,444	1.25%	-39.3%	12/31/2022	4.90	22	109	1.00%	-39.2%	12/31/2022	5.14	0	0	0.75%	-39.0%
12/31/2021	7.71	351	2,709	1.25%	9.8%	12/31/2021	8.06	40	322	1.00%	10.0%	12/31/2021	8.42	0	0	0.75%	10.3%
12/31/2020	7.03	297	2,086	1.25%	66.1%	12/31/2020	7.32	56	408	1.00%	66.5%	12/31/2020	7.63	0	0	0.75%	66.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.67	0	$0	0.50%	37.7%	12/31/2024	$11.24	0	$0	0.25%	38.0%	12/31/2024	$11.83	0	$0	0.00%	38.4%
12/31/2023	7.75	0	0	0.50%	44.1%	12/31/2023	8.14	0	0	0.25%	44.4%	12/31/2023	8.55	0	0	0.00%	44.8%
12/31/2022	5.38	0	0	0.50%	-38.9%	12/31/2022	5.64	0	0	0.25%	-38.7%	12/31/2022	5.90	0	0	0.00%	-38.6%
12/31/2021	8.80	0	0	0.50%	10.6%	12/31/2021	9.20	0	0	0.25%	10.9%	12/31/2021	9.61	0	0	0.00%	11.1%
12/31/2020	7.96	0	0	0.50%	67.4%	12/31/2020	8.30	0	0	0.25%	67.8%	12/31/2020	8.65	0	0	0.00%	68.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund M Class - 06-155

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$548,975	$484,426	19,252
Receivables: investments sold	3,006
Payables: investments purchased	-
Net assets	$551,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$551,981	179,633	$3.07
Band 100	-	-	3.24
Band 75	-	-	3.41
Band 50	-	-	3.59
Band 25	-	-	3.78
Band 0	-	-	3.98
Total	$551,981	179,633

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,881
Mortality & expense charges			(12,600)
Net investment income (loss)			(10,719)

Gain (loss) on investments:
Net realized gain (loss)			(141,232)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			214,444
Net gain (loss)			73,212

Increase (decrease) in net assets from operations			$62,493

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,719)	$(73,477)
Net realized gain (loss)		(141,232)	(38,008)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		214,444	1,437,919

Increase (decrease) in net assets from operations		62,493	1,326,434

Contract owner transactions:
Proceeds from units sold		244,501	555,002
Cost of units redeemed		(6,448,705)	(270,477)
Account charges		(809)	(974)
Increase (decrease)		(6,205,013)	283,551
Net increase (decrease)		(6,142,520)	1,609,985
Net assets, beginning		6,694,501	5,084,516
Net assets, ending		$551,981	$6,694,501

Units sold		84,222	213,479
Units redeemed		(2,217,220)	(104,027)
Net increase (decrease)		(2,132,998)	109,452
Units outstanding, beginning		2,312,631	2,203,179
Units outstanding, ending		179,633	2,312,631

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,317,680
Cost of units redeemed/account charges			(36,923,965)
Net investment income (loss)			(594,181)
Net realized gain (loss)			3,384,933
Realized gain distributions			302,965
Net change in unrealized appreciation (depreciation)			64,549
Net assets			$551,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.07	180	$552	1.25%	6.2%	12/31/2024	$3.24	0	$0	1.00%	6.4%	12/31/2024	$3.41	0	$0	0.75%	6.7%
12/31/2023	2.89	2,313	6,695	1.25%	25.4%	12/31/2023	3.04	0	0	1.00%	25.7%	12/31/2023	3.19	0	0	0.75%	26.1%
12/31/2022	2.31	2,203	5,085	1.25%	-27.8%	12/31/2022	2.42	0	0	1.00%	-27.7%	12/31/2022	2.53	0	0	0.75%	-27.5%
12/31/2021	3.20	2,642	8,450	1.25%	10.3%	12/31/2021	3.34	0	0	1.00%	10.6%	12/31/2021	3.49	0	0	0.75%	10.9%
12/31/2020	2.90	5,198	15,070	1.25%	20.1%	12/31/2020	3.02	0	0	1.00%	20.4%	12/31/2020	3.15	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.59	0	$0	0.50%	7.0%	12/31/2024	$3.78	0	$0	0.25%	7.2%	12/31/2024	$3.98	0	$0	0.00%	7.5%
12/31/2023	3.35	0	0	0.50%	26.4%	12/31/2023	3.52	0	0	0.25%	26.7%	12/31/2023	3.70	0	0	0.00%	27.0%
12/31/2022	2.65	0	0	0.50%	-27.3%	12/31/2022	2.78	0	0	0.25%	-27.1%	12/31/2022	2.91	0	0	0.00%	-26.9%
12/31/2021	3.65	0	0	0.50%	11.2%	12/31/2021	3.82	0	0	0.25%	11.4%	12/31/2021	3.99	0	0	0.00%	11.7%
12/31/2020	3.28	0	0	0.50%	21.0%	12/31/2020	3.42	0	0	0.25%	21.3%	12/31/2020	3.57	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$955,842	$957,760	25,249
Receivables: investments sold	7,935
Payables: investments purchased	-
Net assets	$963,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$709,603	203,818	$3.48
Band 100	254,174	69,761	3.64
Band 75	-	-	3.81
Band 50	-	-	3.99
Band 25	-	-	4.18
Band 0	-	-	4.37
Total	$963,777	273,579

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,980
Mortality & expense charges			(11,733)
Net investment income (loss)			(4,753)

Gain (loss) on investments:
Net realized gain (loss)			26,594
Realized gain distributions			160,158
Net change in unrealized appreciation (depreciation)			35,477
Net gain (loss)			222,229

Increase (decrease) in net assets from operations			$217,476

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,753)	$(9,262)
Net realized gain (loss)		26,594	(12,665)
Realized gain distributions		160,158	106,697
Net change in unrealized appreciation (depreciation)		35,477	95,718

Increase (decrease) in net assets from operations		217,476	180,488

Contract owner transactions:
Proceeds from units sold		77,323	95,449
Cost of units redeemed		(208,412)	(234,955)
Account charges		(806)	(793)
Increase (decrease)		(131,895)	(140,299)
Net increase (decrease)		85,581	40,189
Net assets, beginning		878,196	838,007
Net assets, ending		$963,777	$878,196

Units sold		42,902	39,924
Units redeemed		(57,031)	(93,263)
Net increase (decrease)		(14,129)	(53,339)
Units outstanding, beginning		287,708	341,047
Units outstanding, ending		273,579	287,708

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,433,521
Cost of units redeemed/account charges			(18,807,029)
Net investment income (loss)			(400,019)
Net realized gain (loss)			2,698,943
Realized gain distributions			2,040,279
Net change in unrealized appreciation (depreciation)			(1,918)
Net assets			$963,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.48	204	$710	1.25%	15.1%	12/31/2024	$3.64	70	$254	1.00%	15.4%	12/31/2024	$3.81	0	$0	0.75%	15.7%
12/31/2023	3.02	228	689	1.25%	23.9%	12/31/2023	3.16	60	189	1.00%	24.2%	12/31/2023	3.30	0	0	0.75%	24.6%
12/31/2022	2.44	285	695	1.25%	-24.5%	12/31/2022	2.54	56	143	1.00%	-24.4%	12/31/2022	2.65	0	0	0.75%	-24.2%
12/31/2021	3.23	276	894	1.25%	23.3%	12/31/2021	3.36	52	176	1.00%	23.6%	12/31/2021	3.49	0	0	0.75%	23.9%
12/31/2020	2.62	283	743	1.25%	27.0%	12/31/2020	2.72	73	199	1.00%	27.3%	12/31/2020	2.82	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.99	0	$0	0.50%	16.0%	12/31/2024	$4.18	0	$0	0.25%	16.3%	12/31/2024	$4.37	0	$0	0.00%	16.6%
12/31/2023	3.44	0	0	0.50%	24.9%	12/31/2023	3.59	0	0	0.25%	25.2%	12/31/2023	3.75	0	0	0.00%	25.5%
12/31/2022	2.76	0	0	0.50%	-24.0%	12/31/2022	2.87	0	0	0.25%	-23.8%	12/31/2022	2.99	0	0	0.00%	-23.6%
12/31/2021	3.62	0	0	0.50%	24.2%	12/31/2021	3.76	0	0	0.25%	24.5%	12/31/2021	3.91	0	0	0.00%	24.8%
12/31/2020	2.92	1	2	0.50%	28.0%	12/31/2020	3.02	0	0	0.25%	28.3%	12/31/2020	3.13	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.1%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,924	$338,618	9,269
Receivables: investments sold	-
Payables: investments purchased	(7,012)
Net assets	$353,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,912	105,949	$3.34
Band 100	-	-	3.50
Band 75	-	-	3.66
Band 50	-	-	3.83
Band 25	-	-	4.01
Band 0	-	-	4.19
Total	$353,912	105,949

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,398
Mortality & expense charges			(4,674)
Net investment income (loss)			(1,276)

Gain (loss) on investments:
Net realized gain (loss)			(10,383)
Realized gain distributions			62,641
Net change in unrealized appreciation (depreciation)			34,400
Net gain (loss)			86,658

Increase (decrease) in net assets from operations			$85,382

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,276)	$(3,474)
Net realized gain (loss)		(10,383)	(3,750)
Realized gain distributions		62,641	45,584
Net change in unrealized appreciation (depreciation)		34,400	39,567

Increase (decrease) in net assets from operations		85,382	77,927

Contract owner transactions:
Proceeds from units sold		14,796	16,846
Cost of units redeemed		(91,642)	(72,628)
Account charges		(92)	(98)
Increase (decrease)		(76,938)	(55,880)
Net increase (decrease)		8,444	22,047
Net assets, beginning		345,468	323,421
Net assets, ending		$353,912	$345,468

Units sold		22,596	6,016
Units redeemed		(26,322)	(23,922)
Net increase (decrease)		(3,726)	(17,906)
Units outstanding, beginning		109,675	127,581
Units outstanding, ending		105,949	109,675

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,349,466
Cost of units redeemed/account charges			(10,248,125)
Net investment income (loss)			(183,789)
Net realized gain (loss)			572,691
Realized gain distributions			841,363
Net change in unrealized appreciation (depreciation)			22,306
Net assets			$353,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.34	106	$354	1.25%	6.0%	12/31/2024	$3.50	0	$0	1.00%	6.3%	12/31/2024	$3.66	0	$0	0.75%	6.6%
12/31/2023	3.15	110	345	1.25%	24.3%	12/31/2023	3.29	0	0	1.00%	24.6%	12/31/2023	3.43	0	0	0.75%	24.9%
12/31/2022	2.54	128	323	1.25%	-24.4%	12/31/2022	2.64	0	0	1.00%	-24.2%	12/31/2022	2.75	0	0	0.75%	-24.0%
12/31/2021	3.35	132	443	1.25%	23.6%	12/31/2021	3.48	0	0	1.00%	23.9%	12/31/2021	3.62	0	0	0.75%	24.2%
12/31/2020	2.71	152	413	1.25%	27.3%	12/31/2020	2.81	0	0	1.00%	27.6%	12/31/2020	2.91	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.83	0	$0	0.50%	6.9%	12/31/2024	$4.01	0	$0	0.25%	7.1%	12/31/2024	$4.19	0	$0	0.00%	7.4%
12/31/2023	3.58	0	0	0.50%	25.2%	12/31/2023	3.74	0	0	0.25%	25.5%	12/31/2023	3.90	0	0	0.00%	25.8%
12/31/2022	2.86	0	0	0.50%	-23.8%	12/31/2022	2.98	0	0	0.25%	-23.6%	12/31/2022	3.10	0	0	0.00%	-23.4%
12/31/2021	3.76	0	0	0.50%	24.5%	12/31/2021	3.90	0	0	0.25%	24.8%	12/31/2021	4.05	0	0	0.00%	25.2%
12/31/2020	3.02	0	0	0.50%	28.3%	12/31/2020	3.13	0	0	0.25%	28.6%	12/31/2020	3.24	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.3%
2022	0.4%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund A Class - 06-295

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,137	$195,585	6,009
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$249,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,209	43,887	$5.68
Band 100	-	-	5.89
Band 75	-	-	6.11
Band 50	-	-	6.34
Band 25	-	-	6.57
Band 0	-	-	6.81
Total	$249,209	43,887

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$97
Mortality & expense charges			(3,225)
Net investment income (loss)			(3,128)

Gain (loss) on investments:
Net realized gain (loss)			12,469
Realized gain distributions			13,957
Net change in unrealized appreciation (depreciation)			49,298
Net gain (loss)			75,724

Increase (decrease) in net assets from operations			$72,596

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,128)	$(1,804)
Net realized gain (loss)		12,469	(602)
Realized gain distributions		13,957	11,619
Net change in unrealized appreciation (depreciation)		49,298	42,621

Increase (decrease) in net assets from operations		72,596	51,834

Contract owner transactions:
Proceeds from units sold		10,793	39,738
Cost of units redeemed		(48,203)	(2,251)
Account charges		(3)	(8)
Increase (decrease)		(37,413)	37,479
Net increase (decrease)		35,183	89,313
Net assets, beginning		214,026	124,713
Net assets, ending		$249,209	$214,026

Units sold		2,374	11,529
Units redeemed		(8,700)	(602)
Net increase (decrease)		(6,326)	10,927
Units outstanding, beginning		50,213	39,286
Units outstanding, ending		43,887	50,213

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,867,405
Cost of units redeemed/account charges			(15,303,019)
Net investment income (loss)			(388,397)
Net realized gain (loss)			2,064,235
Realized gain distributions			1,955,433
Net change in unrealized appreciation (depreciation)			53,552
Net assets			$249,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.68	44	$249	1.25%	33.2%	12/31/2024	$5.89	0	$0	1.00%	33.6%	12/31/2024	$6.11	0	$0	0.75%	33.9%
12/31/2023	4.26	50	214	1.25%	34.3%	12/31/2023	4.41	0	0	1.00%	34.6%	12/31/2023	4.56	0	0	0.75%	34.9%
12/31/2022	3.17	39	125	1.25%	-28.4%	12/31/2022	3.28	0	0	1.00%	-28.2%	12/31/2022	3.38	0	0	0.75%	-28.0%
12/31/2021	4.43	81	359	1.25%	22.8%	12/31/2021	4.56	0	0	1.00%	23.1%	12/31/2021	4.70	0	0	0.75%	23.4%
12/31/2020	3.61	101	366	1.25%	22.1%	12/31/2020	3.71	0	0	1.00%	22.4%	12/31/2020	3.81	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.34	0	$0	0.50%	34.2%	12/31/2024	$6.57	0	$0	0.25%	34.6%	12/31/2024	$6.81	0	$0	0.00%	34.9%
12/31/2023	4.72	0	0	0.50%	35.3%	12/31/2023	4.88	0	0	0.25%	35.6%	12/31/2023	5.05	0	0	0.00%	36.0%
12/31/2022	3.49	0	0	0.50%	-27.8%	12/31/2022	3.60	0	0	0.25%	-27.7%	12/31/2022	3.72	0	0	0.00%	-27.5%
12/31/2021	4.83	0	0	0.50%	23.7%	12/31/2021	4.98	0	0	0.25%	24.0%	12/31/2021	5.12	0	0	0.00%	24.3%
12/31/2020	3.91	0	0	0.50%	23.0%	12/31/2020	4.01	0	0	0.25%	23.3%	12/31/2020	4.12	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.2%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund M Class - 06-166

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,912,456	$3,052,512	101,872
Receivables: investments sold	-
Payables: investments purchased	(8,710)
Net assets	$3,903,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,850,544	288,890	$6.41
Band 100	2,053,202	305,180	6.73
Band 75	-	-	7.07
Band 50	-	-	7.42
Band 25	-	-	7.79
Band 0	-	-	8.19
Total	$3,903,746	594,070

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,529
Mortality & expense charges			(39,784)
Net investment income (loss)			(38,255)

Gain (loss) on investments:
Net realized gain (loss)			74,740
Realized gain distributions			232,888
Net change in unrealized appreciation (depreciation)			687,542
Net gain (loss)			995,170

Increase (decrease) in net assets from operations			$956,915

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38,255)	$(29,831)
Net realized gain (loss)		74,740	(19,526)
Realized gain distributions		232,888	178,255
Net change in unrealized appreciation (depreciation)		687,542	649,474

Increase (decrease) in net assets from operations		956,915	778,372

Contract owner transactions:
Proceeds from units sold		456,356	32,203
Cost of units redeemed		(340,472)	(422,395)
Account charges		(886)	(704)
Increase (decrease)		114,998	(390,896)
Net increase (decrease)		1,071,913	387,476
Net assets, beginning		2,831,833	2,444,357
Net assets, ending		$3,903,746	$2,831,833

Units sold		77,680	10,712
Units redeemed		(57,926)	(101,184)
Net increase (decrease)		19,754	(90,472)
Units outstanding, beginning		574,316	664,788
Units outstanding, ending		594,070	574,316

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,514,276
Cost of units redeemed/account charges			(26,550,375)
Net investment income (loss)			(996,995)
Net realized gain (loss)			3,465,199
Realized gain distributions			5,611,697
Net change in unrealized appreciation (depreciation)			859,944
Net assets			$3,903,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.41	289	$1,851	1.25%	32.9%	12/31/2024	$6.73	305	$2,053	1.00%	33.2%	12/31/2024	$7.07	0	$0	0.75%	33.6%
12/31/2023	4.82	298	1,437	1.25%	33.9%	12/31/2023	5.05	276	1,394	1.00%	34.3%	12/31/2023	5.29	0	0	0.75%	34.6%
12/31/2022	3.60	347	1,251	1.25%	-28.5%	12/31/2022	3.76	317	1,194	1.00%	-28.4%	12/31/2022	3.93	0	0	0.75%	-28.2%
12/31/2021	5.04	555	2,795	1.25%	22.5%	12/31/2021	5.25	361	1,895	1.00%	22.8%	12/31/2021	5.47	0	0	0.75%	23.1%
12/31/2020	4.11	594	2,443	1.25%	21.8%	12/31/2020	4.28	395	1,690	1.00%	22.1%	12/31/2020	4.45	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.42	0	$0	0.50%	33.9%	12/31/2024	$7.79	0	$0	0.25%	34.2%	12/31/2024	$8.19	0	$0	0.00%	34.6%
12/31/2023	5.54	0	0	0.50%	34.9%	12/31/2023	5.81	0	0	0.25%	35.3%	12/31/2023	6.08	0	0	0.00%	35.6%
12/31/2022	4.11	0	0	0.50%	-28.0%	12/31/2022	4.29	0	0	0.25%	-27.8%	12/31/2022	4.49	0	0	0.00%	-27.6%
12/31/2021	5.71	0	0	0.50%	23.4%	12/31/2021	5.95	0	0	0.25%	23.7%	12/31/2021	6.20	0	0	0.00%	24.0%
12/31/2020	4.62	0	0	0.50%	22.7%	12/31/2020	4.81	0	0	0.25%	23.0%	12/31/2020	5.00	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.43
Band 100	-	-	2.56
Band 75	-	-	2.69
Band 50	-	-	2.84
Band 25	-	-	2.99
Band 0	-	-	3.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,383
Cost of units redeemed/account charges			(22,490)
Net investment income (loss)			(921)
Net realized gain (loss)			(3,258)
Realized gain distributions			6,286
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	0	$0	1.25%	3.1%	12/31/2024	$2.56	0	$0	1.00%	3.4%	12/31/2024	$2.69	0	$0	0.75%	3.6%
12/31/2023	2.36	0	0	1.25%	18.3%	12/31/2023	2.47	0	0	1.00%	18.6%	12/31/2023	2.60	0	0	0.75%	18.9%
12/31/2022	1.99	0	0	1.25%	-25.7%	12/31/2022	2.09	0	0	1.00%	-25.5%	12/31/2022	2.19	0	0	0.75%	-25.3%
12/31/2021	2.68	0	0	1.25%	17.2%	12/31/2021	2.80	0	0	1.00%	17.5%	12/31/2021	2.93	0	0	0.75%	17.8%
12/31/2020	2.29	0	0	1.25%	13.0%	12/31/2020	2.38	0	0	1.00%	13.3%	12/31/2020	2.49	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.84	0	$0	0.50%	3.9%	12/31/2024	$2.99	0	$0	0.25%	4.1%	12/31/2024	$3.14	0	$0	0.00%	4.4%
12/31/2023	2.73	0	0	0.50%	19.2%	12/31/2023	2.87	0	0	0.25%	19.5%	12/31/2023	3.01	0	0	0.00%	19.8%
12/31/2022	2.29	0	0	0.50%	-25.1%	12/31/2022	2.40	0	0	0.25%	-25.0%	12/31/2022	2.51	0	0	0.00%	-24.8%
12/31/2021	3.06	0	0	0.50%	18.1%	12/31/2021	3.20	0	0	0.25%	18.4%	12/31/2021	3.34	0	0	0.00%	18.7%
12/31/2020	2.59	0	0	0.50%	13.9%	12/31/2020	2.70	0	0	0.25%	14.1%	12/31/2020	2.82	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund I Class - 06-047

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,209	$38,013	2,225
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$37,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,224	24,399	$1.53
Band 100	-	-	1.57
Band 75	-	-	1.61
Band 50	-	-	1.66
Band 25	-	-	1.70
Band 0	-	-	1.75
Total	$37,224	24,399

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$637
Mortality & expense charges			(434)
Net investment income (loss)			203

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			2,234
Net change in unrealized appreciation (depreciation)			(707)
Net gain (loss)			1,528

Increase (decrease) in net assets from operations			$1,731

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$203	$79
Net realized gain (loss)		1	(25,602)
Realized gain distributions		2,234	-
Net change in unrealized appreciation (depreciation)		(707)	29,284

Increase (decrease) in net assets from operations		1,731	3,761

Contract owner transactions:
Proceeds from units sold		3,308	6,453
Cost of units redeemed		-	(75,142)
Account charges		(29)	(27)
Increase (decrease)		3,279	(68,716)
Net increase (decrease)		5,010	(64,955)
Net assets, beginning		32,214	97,169
Net assets, ending		$37,224	$32,214

Units sold		2,253	4,769
Units redeemed		(19)	(56,027)
Net increase (decrease)		2,234	(51,258)
Units outstanding, beginning		22,165	73,423
Units outstanding, ending		24,399	22,165

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,140,561
Cost of units redeemed/account charges			(2,326,015)
Net investment income (loss)			23,452
Net realized gain (loss)			5,953
Realized gain distributions			194,077
Net change in unrealized appreciation (depreciation)			(804)
Net assets			$37,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	24	$37	1.25%	5.0%	12/31/2024	$1.57	0	$0	1.00%	5.2%	12/31/2024	$1.61	0	$0	0.75%	5.5%
12/31/2023	1.45	22	32	1.25%	9.8%	12/31/2023	1.49	0	0	1.00%	10.1%	12/31/2023	1.53	0	0	0.75%	10.4%
12/31/2022	1.32	73	97	1.25%	-28.9%	12/31/2022	1.35	0	0	1.00%	-28.7%	12/31/2022	1.38	0	0	0.75%	-28.5%
12/31/2021	1.86	78	145	1.25%	37.0%	12/31/2021	1.90	0	0	1.00%	37.4%	12/31/2021	1.93	0	0	0.75%	37.7%
12/31/2020	1.36	108	146	1.25%	-7.8%	12/31/2020	1.38	0	0	1.00%	-7.6%	12/31/2020	1.40	0	0	0.75%	-7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	5.8%	12/31/2024	$1.70	0	$0	0.25%	6.0%	12/31/2024	$1.75	0	$0	0.00%	6.3%
12/31/2023	1.56	0	0	0.50%	10.6%	12/31/2023	1.60	0	0	0.25%	10.9%	12/31/2023	1.64	0	0	0.00%	11.2%
12/31/2022	1.41	0	0	0.50%	-28.3%	12/31/2022	1.45	0	0	0.25%	-28.1%	12/31/2022	1.48	0	0	0.00%	-28.0%
12/31/2021	1.97	0	0	0.50%	38.1%	12/31/2021	2.01	0	0	0.25%	38.4%	12/31/2021	2.05	0	0	0.00%	38.8%
12/31/2020	1.43	0	0	0.50%	-7.1%	12/31/2020	1.45	0	0	0.25%	-6.9%	12/31/2020	1.48	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.2%
2022	0.8%
2021	0.7%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund M Class - 06-391

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,915	$78,036	4,273
Receivables: investments sold	2,794
Payables: investments purchased	-
Net assets	$69,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,709	38,976	$1.79
Band 100	-	-	1.85
Band 75	-	-	1.91
Band 50	-	-	1.98
Band 25	-	-	2.05
Band 0	-	-	2.12
Total	$69,709	38,976

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$918
Mortality & expense charges			(767)
Net investment income (loss)			151

Gain (loss) on investments:
Net realized gain (loss)			(154)
Realized gain distributions			4,107
Net change in unrealized appreciation (depreciation)			(1,408)
Net gain (loss)			2,545

Increase (decrease) in net assets from operations			$2,696

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151	$438
Net realized gain (loss)		(154)	(189)
Realized gain distributions		4,107	-
Net change in unrealized appreciation (depreciation)		(1,408)	4,289

Increase (decrease) in net assets from operations		2,696	4,538

Contract owner transactions:
Proceeds from units sold		10,221	7,491
Cost of units redeemed		-	-
Account charges		(221)	-
Increase (decrease)		10,000	7,491
Net increase (decrease)		12,696	12,029
Net assets, beginning		57,013	44,984
Net assets, ending		$69,709	$57,013

Units sold		5,780	4,613
Units redeemed		(125)	-
Net increase (decrease)		5,655	4,613
Units outstanding, beginning		33,321	28,708
Units outstanding, ending		38,976	33,321

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$892,830
Cost of units redeemed/account charges			(943,528)
Net investment income (loss)			(1,911)
Net realized gain (loss)			57,482
Realized gain distributions			75,957
Net change in unrealized appreciation (depreciation)			(11,121)
Net assets			$69,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	39	$70	1.25%	4.5%	12/31/2024	$1.85	0	$0	1.00%	4.8%	12/31/2024	$1.91	0	$0	0.75%	5.1%
12/31/2023	1.71	33	57	1.25%	9.2%	12/31/2023	1.77	0	0	1.00%	9.5%	12/31/2023	1.82	0	0	0.75%	9.7%
12/31/2022	1.57	29	45	1.25%	-29.1%	12/31/2022	1.61	0	0	1.00%	-29.0%	12/31/2022	1.66	0	0	0.75%	-28.8%
12/31/2021	2.21	25	56	1.25%	36.5%	12/31/2021	2.27	0	0	1.00%	36.8%	12/31/2021	2.33	0	0	0.75%	37.2%
12/31/2020	1.62	24	39	1.25%	-8.3%	12/31/2020	1.66	0	0	1.00%	-8.0%	12/31/2020	1.70	0	0	0.75%	-7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	0	$0	0.50%	5.3%	12/31/2024	$2.05	0	$0	0.25%	5.6%	12/31/2024	$2.12	0	$0	0.00%	5.9%
12/31/2023	1.88	0	0	0.50%	10.0%	12/31/2023	1.94	0	0	0.25%	10.3%	12/31/2023	2.00	0	0	0.00%	10.6%
12/31/2022	1.71	0	0	0.50%	-28.6%	12/31/2022	1.76	0	0	0.25%	-28.4%	12/31/2022	1.81	0	0	0.00%	-28.3%
12/31/2021	2.39	0	0	0.50%	37.5%	12/31/2021	2.46	0	0	0.25%	37.8%	12/31/2021	2.52	0	0	0.00%	38.2%
12/31/2020	1.74	0	0	0.50%	-7.6%	12/31/2020	1.78	0	0	0.25%	-7.3%	12/31/2020	1.83	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.0%
2022	0.8%
2021	0.6%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund A Class - 06-392

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$600	$633	36
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$600	326	$1.84
Band 100	-	-	1.91
Band 75	-	-	1.97
Band 50	-	-	2.04
Band 25	-	-	2.11
Band 0	-	-	2.18
Total	$600	326

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7
Mortality & expense charges			(2)
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			36
Net change in unrealized appreciation (depreciation)			(33)
Net gain (loss)			3

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$-
Net realized gain (loss)		-	-
Realized gain distributions		36	-
Net change in unrealized appreciation (depreciation)		(33)	-

Increase (decrease) in net assets from operations		8	-

Contract owner transactions:
Proceeds from units sold		592	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		592	-
Net increase (decrease)		600	-
Net assets, beginning		-	-
Net assets, ending		$600	$-

Units sold		326	-
Units redeemed		-	-
Net increase (decrease)		326	-
Units outstanding, beginning		-	-
Units outstanding, ending		326	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,065,694
Cost of units redeemed/account charges			(6,786,583)
Net investment income (loss)			20,412
Net realized gain (loss)			175,437
Realized gain distributions			525,673
Net change in unrealized appreciation (depreciation)			(33)
Net assets			$600

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	0	$1	1.25%	4.7%	12/31/2024	$1.91	0	$0	1.00%	5.0%	12/31/2024	$1.97	0	$0	0.75%	5.2%
12/31/2023	1.76	0	0	1.25%	9.4%	12/31/2023	1.82	0	0	1.00%	9.7%	12/31/2023	1.87	0	0	0.75%	10.0%
12/31/2022	1.61	0	0	1.25%	-29.0%	12/31/2022	1.66	0	0	1.00%	-28.8%	12/31/2022	1.70	0	0	0.75%	-28.6%
12/31/2021	2.26	0	0	1.25%	36.8%	12/31/2021	2.33	0	0	1.00%	37.1%	12/31/2021	2.39	0	0	0.75%	37.5%
12/31/2020	1.66	30	49	1.25%	-8.1%	12/31/2020	1.70	0	0	1.00%	-7.8%	12/31/2020	1.74	0	0	0.75%	-7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	5.5%	12/31/2024	$2.11	0	$0	0.25%	5.8%	12/31/2024	$2.18	0	$0	0.00%	6.0%
12/31/2023	1.93	0	0	0.50%	10.2%	12/31/2023	1.99	0	0	0.25%	10.5%	12/31/2023	2.06	0	0	0.00%	10.8%
12/31/2022	1.75	0	0	0.50%	-28.4%	12/31/2022	1.80	0	0	0.25%	-28.3%	12/31/2022	1.86	0	0	0.00%	-28.1%
12/31/2021	2.45	0	0	0.50%	37.8%	12/31/2021	2.52	0	0	0.25%	38.2%	12/31/2021	2.58	0	0	0.00%	38.5%
12/31/2020	1.78	0	0	0.50%	-7.4%	12/31/2020	1.82	0	0	0.25%	-7.1%	12/31/2020	1.86	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund A Class - 06-393

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,745	$40,872	1,375
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$37,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,755	14,464	$2.61
Band 100	-	-	2.70
Band 75	-	-	2.79
Band 50	-	-	2.89
Band 25	-	-	2.99
Band 0	-	-	3.09
Total	$37,755	14,464

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$576
Mortality & expense charges			(548)
Net investment income (loss)			28

Gain (loss) on investments:
Net realized gain (loss)			878
Realized gain distributions			4,148
Net change in unrealized appreciation (depreciation)			(404)
Net gain (loss)			4,622

Increase (decrease) in net assets from operations			$4,650

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28	$(462)
Net realized gain (loss)		878	(82)
Realized gain distributions		4,148	563
Net change in unrealized appreciation (depreciation)		(404)	5,960

Increase (decrease) in net assets from operations		4,650	5,979

Contract owner transactions:
Proceeds from units sold		1,643	1,631
Cost of units redeemed		(10,636)	-
Account charges		(1)	(2)
Increase (decrease)		(8,994)	1,629
Net increase (decrease)		(4,344)	7,608
Net assets, beginning		42,099	34,491
Net assets, ending		$37,755	$42,099

Units sold		643	761
Units redeemed		(3,892)	(1)
Net increase (decrease)		(3,249)	760
Units outstanding, beginning		17,713	16,953
Units outstanding, ending		14,464	17,713

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$207,519
Cost of units redeemed/account charges			(199,298)
Net investment income (loss)			(3,474)
Net realized gain (loss)			17,683
Realized gain distributions			18,452
Net change in unrealized appreciation (depreciation)			(3,127)
Net assets			$37,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.61	14	$38	1.25%	9.8%	12/31/2024	$2.70	0	$0	1.00%	10.1%	12/31/2024	$2.79	0	$0	0.75%	10.4%
12/31/2023	2.38	18	42	1.25%	16.8%	12/31/2023	2.45	0	0	1.00%	17.1%	12/31/2023	2.53	0	0	0.75%	17.4%
12/31/2022	2.03	17	34	1.25%	-21.7%	12/31/2022	2.09	0	0	1.00%	-21.5%	12/31/2022	2.16	0	0	0.75%	-21.3%
12/31/2021	2.60	16	43	1.25%	29.7%	12/31/2021	2.67	0	0	1.00%	30.0%	12/31/2021	2.74	0	0	0.75%	30.3%
12/31/2020	2.00	0	0	1.25%	15.7%	12/31/2020	2.05	0	0	1.00%	16.0%	12/31/2020	2.10	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	0	$0	0.50%	10.7%	12/31/2024	$2.99	0	$0	0.25%	10.9%	12/31/2024	$3.09	0	$0	0.00%	11.2%
12/31/2023	2.61	0	0	0.50%	17.7%	12/31/2023	2.69	0	0	0.25%	18.0%	12/31/2023	2.78	0	0	0.00%	18.3%
12/31/2022	2.22	0	0	0.50%	-21.1%	12/31/2022	2.28	0	0	0.25%	-20.9%	12/31/2022	2.35	0	0	0.00%	-20.7%
12/31/2021	2.81	0	0	0.50%	30.6%	12/31/2021	2.89	0	0	0.25%	31.0%	12/31/2021	2.96	0	0	0.00%	31.3%
12/31/2020	2.15	0	0	0.50%	16.6%	12/31/2020	2.20	0	0	0.25%	16.9%	12/31/2020	2.26	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund M Class - 06-275

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,191,772	$2,222,832	92,766
Receivables: investments sold	-
Payables: investments purchased	(2,485)
Net assets	$2,189,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,644,426	270,056	$6.09
Band 100	156,311	24,342	6.42
Band 75	-	-	6.77
Band 50	388,550	54,408	7.14
Band 25	-	-	7.53
Band 0	-	-	8.05
Total	$2,189,287	348,806

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34,603
Mortality & expense charges			(25,925)
Net investment income (loss)			8,678

Gain (loss) on investments:
Net realized gain (loss)			67,568
Realized gain distributions			274,908
Net change in unrealized appreciation (depreciation)			(130,717)
Net gain (loss)			211,759

Increase (decrease) in net assets from operations			$220,437

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,678	$(23,350)
Net realized gain (loss)		67,568	(25,199)
Realized gain distributions		274,908	32,751
Net change in unrealized appreciation (depreciation)		(130,717)	336,537

Increase (decrease) in net assets from operations		220,437	320,739

Contract owner transactions:
Proceeds from units sold		453,419	266,528
Cost of units redeemed		(663,610)	(471,406)
Account charges		(610)	(356)
Increase (decrease)		(210,801)	(205,234)
Net increase (decrease)		9,636	115,505
Net assets, beginning		2,179,651	2,064,146
Net assets, ending		$2,189,287	$2,179,651

Units sold		88,593	51,430
Units redeemed		(120,350)	(91,870)
Net increase (decrease)		(31,757)	(40,440)
Units outstanding, beginning		380,563	421,003
Units outstanding, ending		348,806	380,563

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,979,147
Cost of units redeemed/account charges			(39,722,285)
Net investment income (loss)			(992,414)
Net realized gain (loss)			1,448,583
Realized gain distributions			7,507,316
Net change in unrealized appreciation (depreciation)			(31,060)
Net assets			$2,189,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.09	270	$1,644	1.25%	9.5%	12/31/2024	$6.42	24	$156	1.00%	9.8%	12/31/2024	$6.77	0	$0	0.75%	10.1%
12/31/2023	5.56	293	1,628	1.25%	16.5%	12/31/2023	5.85	25	146	1.00%	16.8%	12/31/2023	6.15	0	0	0.75%	17.1%
12/31/2022	4.77	323	1,538	1.25%	-21.9%	12/31/2022	5.00	33	166	1.00%	-21.7%	12/31/2022	5.25	0	0	0.75%	-21.5%
12/31/2021	6.11	374	2,286	1.25%	29.3%	12/31/2021	6.39	35	226	1.00%	29.7%	12/31/2021	6.69	0	0	0.75%	30.0%
12/31/2020	4.72	393	1,857	1.25%	15.5%	12/31/2020	4.93	48	237	1.00%	15.7%	12/31/2020	5.15	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.14	54	$389	0.50%	10.4%	12/31/2024	$7.53	0	$0	0.25%	10.7%	12/31/2024	$8.05	0	$0	0.00%	10.9%
12/31/2023	6.47	63	405	0.50%	17.4%	12/31/2023	6.81	0	0	0.25%	17.7%	12/31/2023	7.26	0	0	0.00%	18.0%
12/31/2022	5.51	65	360	0.50%	-21.3%	12/31/2022	5.78	0	0	0.25%	-21.1%	12/31/2022	6.15	0	0	0.00%	-20.9%
12/31/2021	7.00	97	679	0.50%	30.3%	12/31/2021	7.33	0	0	0.25%	30.6%	12/31/2021	7.78	0	0	0.00%	31.0%
12/31/2020	5.37	96	514	0.50%	16.3%	12/31/2020	5.61	0	0	0.25%	16.6%	12/31/2020	5.94	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245,667	$132,632	3,126
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$245,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,141	15,767	$3.81
Band 100	185,509	47,178	3.93
Band 75	-	-	4.05
Band 50	-	-	4.18
Band 25	-	-	4.31
Band 0	-	-	4.44
Total	$245,650	62,945

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$623
Mortality & expense charges			(2,504)
Net investment income (loss)			(1,881)

Gain (loss) on investments:
Net realized gain (loss)			6,730
Realized gain distributions			9,422
Net change in unrealized appreciation (depreciation)			24,090
Net gain (loss)			40,242

Increase (decrease) in net assets from operations			$38,361

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,881)	$(1,659)
Net realized gain (loss)		6,730	4,899
Realized gain distributions		9,422	2,820
Net change in unrealized appreciation (depreciation)		24,090	38,207

Increase (decrease) in net assets from operations		38,361	44,267

Contract owner transactions:
Proceeds from units sold		3,386	563
Cost of units redeemed		(11,687)	(11,550)
Account charges		(44)	(52)
Increase (decrease)		(8,345)	(11,039)
Net increase (decrease)		30,016	33,228
Net assets, beginning		215,634	182,406
Net assets, ending		$245,650	$215,634

Units sold		961	186
Units redeemed		(3,205)	(3,960)
Net increase (decrease)		(2,244)	(3,774)
Units outstanding, beginning		65,189	68,963
Units outstanding, ending		62,945	65,189

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$659,092
Cost of units redeemed/account charges			(784,207)
Net investment income (loss)			(31,813)
Net realized gain (loss)			166,880
Realized gain distributions			122,663
Net change in unrealized appreciation (depreciation)			113,035
Net assets			$245,650

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.81	16	$60	1.25%	17.7%	12/31/2024	$3.93	47	$186	1.00%	18.0%	12/31/2024	$4.05	0	$0	0.75%	18.3%
12/31/2023	3.24	17	56	1.25%	24.7%	12/31/2023	3.33	48	160	1.00%	25.1%	12/31/2023	3.43	0	0	0.75%	25.4%
12/31/2022	2.60	20	52	1.25%	-21.0%	12/31/2022	2.66	49	130	1.00%	-20.8%	12/31/2022	2.73	0	0	0.75%	-20.6%
12/31/2021	3.29	38	125	1.25%	21.0%	12/31/2021	3.36	56	187	1.00%	21.3%	12/31/2021	3.44	0	0	0.75%	21.6%
12/31/2020	2.72	42	113	1.25%	22.7%	12/31/2020	2.77	84	232	1.00%	23.0%	12/31/2020	2.83	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.18	0	$0	0.50%	18.6%	12/31/2024	$4.31	0	$0	0.25%	18.9%	12/31/2024	$4.44	0	$0	0.00%	19.2%
12/31/2023	3.52	0	0	0.50%	25.7%	12/31/2023	3.62	0	0	0.25%	26.0%	12/31/2023	3.73	0	0	0.00%	26.3%
12/31/2022	2.80	0	0	0.50%	-20.4%	12/31/2022	2.88	0	0	0.25%	-20.2%	12/31/2022	2.95	0	0	0.00%	-20.0%
12/31/2021	3.52	0	0	0.50%	21.9%	12/31/2021	3.60	0	0	0.25%	22.2%	12/31/2021	3.69	0	0	0.00%	22.5%
12/31/2020	2.89	0	0	0.50%	23.6%	12/31/2020	2.95	0	0	0.25%	23.9%	12/31/2020	3.01	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.2%
2022	0.2%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,999	$251,022	6,646
Receivables: investments sold	956
Payables: investments purchased	-
Net assets	$281,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,955	52,722	$5.35
Band 100	-	-	5.64
Band 75	-	-	5.95
Band 50	-	-	6.27
Band 25	-	-	6.61
Band 0	-	-	7.04
Total	$281,955	52,722

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$199
Mortality & expense charges			(3,454)
Net investment income (loss)			(3,255)

Gain (loss) on investments:
Net realized gain (loss)			5,628
Realized gain distributions			7,338
Net change in unrealized appreciation (depreciation)			17,249
Net gain (loss)			30,215

Increase (decrease) in net assets from operations			$26,960

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,255)	$(1,965)
Net realized gain (loss)		5,628	(2,570)
Realized gain distributions		7,338	-
Net change in unrealized appreciation (depreciation)		17,249	36,215

Increase (decrease) in net assets from operations		26,960	31,680

Contract owner transactions:
Proceeds from units sold		44,543	43,690
Cost of units redeemed		(47,033)	(22,364)
Account charges		(56)	(48)
Increase (decrease)		(2,546)	21,278
Net increase (decrease)		24,414	52,958
Net assets, beginning		257,541	204,583
Net assets, ending		$281,955	$257,541

Units sold		9,874	9,850
Units redeemed		(10,366)	(5,310)
Net increase (decrease)		(492)	4,540
Units outstanding, beginning		53,214	48,674
Units outstanding, ending		52,722	53,214

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,118,870
Cost of units redeemed/account charges			(2,156,957)
Net investment income (loss)			(48,427)
Net realized gain (loss)			98,007
Realized gain distributions			240,485
Net change in unrealized appreciation (depreciation)			29,977
Net assets			$281,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.35	53	$282	1.25%	10.5%	12/31/2024	$5.64	0	$0	1.00%	10.8%	12/31/2024	$5.95	0	$0	0.75%	11.1%
12/31/2023	4.84	53	258	1.25%	15.1%	12/31/2023	5.09	0	0	1.00%	15.4%	12/31/2023	5.36	0	0	0.75%	15.7%
12/31/2022	4.20	49	205	1.25%	-15.4%	12/31/2022	4.41	0	0	1.00%	-15.2%	12/31/2022	4.63	0	0	0.75%	-14.9%
12/31/2021	4.97	27	135	1.25%	21.1%	12/31/2021	5.20	0	0	1.00%	21.4%	12/31/2021	5.44	0	0	0.75%	21.7%
12/31/2020	4.10	33	134	1.25%	11.1%	12/31/2020	4.28	0	0	1.00%	11.4%	12/31/2020	4.47	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.27	0	$0	0.50%	11.3%	12/31/2024	$6.61	0	$0	0.25%	11.6%	12/31/2024	$7.04	0	$0	0.00%	11.9%
12/31/2023	5.63	0	0	0.50%	16.0%	12/31/2023	5.93	0	0	0.25%	16.3%	12/31/2023	6.29	0	0	0.00%	16.6%
12/31/2022	4.86	0	0	0.50%	-14.7%	12/31/2022	5.10	0	0	0.25%	-14.5%	12/31/2022	5.40	0	0	0.00%	-14.3%
12/31/2021	5.70	0	0	0.50%	22.0%	12/31/2021	5.96	0	0	0.25%	22.3%	12/31/2021	6.30	0	0	0.00%	22.6%
12/31/2020	4.67	0	0	0.50%	11.9%	12/31/2020	4.87	0	0	0.25%	12.2%	12/31/2020	5.14	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.4%
2022	0.2%
2021	0.2%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,189	$34,205	2,051
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$34,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,183	17,014	$2.01
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.18
Band 25	-	-	2.25
Band 0	-	-	2.31
Total	$34,183	17,014

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$779
Mortality & expense charges			(578)
Net investment income (loss)			201

Gain (loss) on investments:
Net realized gain (loss)			1,212
Realized gain distributions			901
Net change in unrealized appreciation (depreciation)			223
Net gain (loss)			2,336

Increase (decrease) in net assets from operations			$2,537

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$201	$-
Net realized gain (loss)		1,212	-
Realized gain distributions		901	9
Net change in unrealized appreciation (depreciation)		223	(239)

Increase (decrease) in net assets from operations		2,537	(230)

Contract owner transactions:
Proceeds from units sold		112,801	82,152
Cost of units redeemed		(163,072)	-
Account charges		(5)	-
Increase (decrease)		(50,276)	82,152
Net increase (decrease)		(47,739)	81,922
Net assets, beginning		81,922	-
Net assets, ending		$34,183	$81,922

Units sold		60,580	44,655
Units redeemed		(88,221)	-
Net increase (decrease)		(27,641)	44,655
Units outstanding, beginning		44,655	-
Units outstanding, ending		17,014	44,655

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,873,866
Cost of units redeemed/account charges			(4,472,395)
Net investment income (loss)			104,948
Net realized gain (loss)			280,031
Realized gain distributions			247,749
Net change in unrealized appreciation (depreciation)			(16)
Net assets			$34,183

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	17	$34	1.25%	9.5%	12/31/2024	$2.07	0	$0	1.00%	9.8%	12/31/2024	$2.12	0	$0	0.75%	10.1%
12/31/2023	1.83	45	82	1.25%	7.6%	12/31/2023	1.88	0	0	1.00%	7.9%	12/31/2023	1.93	0	0	0.75%	8.1%
12/31/2022	1.71	0	0	1.25%	-11.5%	12/31/2022	1.74	0	0	1.00%	-11.3%	12/31/2022	1.78	0	0	0.75%	-11.1%
12/31/2021	1.93	0	0	1.25%	17.0%	12/31/2021	1.97	0	0	1.00%	17.2%	12/31/2021	2.01	0	0	0.75%	17.5%
12/31/2020	1.65	0	0	1.25%	9.3%	12/31/2020	1.68	0	0	1.00%	9.6%	12/31/2020	1.71	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	10.3%	12/31/2024	$2.25	0	$0	0.25%	10.6%	12/31/2024	$2.31	0	$0	0.00%	10.9%
12/31/2023	1.98	0	0	0.50%	8.4%	12/31/2023	2.03	0	0	0.25%	8.7%	12/31/2023	2.08	0	0	0.00%	8.9%
12/31/2022	1.83	0	0	0.50%	-10.9%	12/31/2022	1.87	0	0	0.25%	-10.6%	12/31/2022	1.91	0	0	0.00%	-10.4%
12/31/2021	2.05	0	0	0.50%	17.8%	12/31/2021	2.09	0	0	0.25%	18.1%	12/31/2021	2.13	0	0	0.00%	18.4%
12/31/2020	1.74	968	1,682	0.50%	10.1%	12/31/2020	1.77	0	0	0.25%	10.4%	12/31/2020	1.80	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	0.0%
2022	0.0%
2021	0.8%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Income Fund A Class - 06-110

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$676,020	$692,781	60,326
Receivables: investments sold	12,912
Payables: investments purchased	-
Net assets	$688,932

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$688,932	494,981	$1.39
Band 100	-	-	1.44
Band 75	-	-	1.49
Band 50	-	-	1.55
Band 25	-	-	1.60
Band 0	-	-	1.66
Total	$688,932	494,981

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,701
Mortality & expense charges			(8,218)
Net investment income (loss)			17,483

Gain (loss) on investments:
Net realized gain (loss)			(1,842)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,565
Net gain (loss)			10,723

Increase (decrease) in net assets from operations			$28,206

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,483	$15,496
Net realized gain (loss)		(1,842)	(2,334)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,565	27,387

Increase (decrease) in net assets from operations		28,206	40,549

Contract owner transactions:
Proceeds from units sold		111,368	116,095
Cost of units redeemed		(58,483)	(15,954)
Account charges		(207)	(136)
Increase (decrease)		52,678	100,005
Net increase (decrease)		80,884	140,554
Net assets, beginning		608,048	467,494
Net assets, ending		$688,932	$608,048

Units sold		81,462	90,774
Units redeemed		(42,397)	(12,830)
Net increase (decrease)		39,065	77,944
Units outstanding, beginning		455,916	377,972
Units outstanding, ending		494,981	455,916

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,489,985
Cost of units redeemed/account charges			(903,827)
Net investment income (loss)			92,548
Net realized gain (loss)			28
Realized gain distributions			26,959
Net change in unrealized appreciation (depreciation)			(16,761)
Net assets			$688,932

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	495	$689	1.25%	4.4%	12/31/2024	$1.44	0	$0	1.00%	4.6%	12/31/2024	$1.49	0	$0	0.75%	4.9%
12/31/2023	1.33	456	608	1.25%	7.8%	12/31/2023	1.38	0	0	1.00%	8.1%	12/31/2023	1.42	0	0	0.75%	8.4%
12/31/2022	1.24	378	467	1.25%	-12.4%	12/31/2022	1.28	0	0	1.00%	-12.2%	12/31/2022	1.31	0	0	0.75%	-12.0%
12/31/2021	1.41	358	505	1.25%	2.3%	12/31/2021	1.45	0	0	1.00%	2.5%	12/31/2021	1.49	0	0	0.75%	2.8%
12/31/2020	1.38	289	398	1.25%	5.9%	12/31/2020	1.42	0	0	1.00%	6.1%	12/31/2020	1.45	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	5.2%	12/31/2024	$1.60	0	$0	0.25%	5.4%	12/31/2024	$1.66	0	$0	0.00%	5.7%
12/31/2023	1.47	0	0	0.50%	8.6%	12/31/2023	1.52	0	0	0.25%	8.9%	12/31/2023	1.57	0	0	0.00%	9.2%
12/31/2022	1.36	0	0	0.50%	-11.7%	12/31/2022	1.40	0	0	0.25%	-11.5%	12/31/2022	1.44	0	0	0.00%	-11.3%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.58	0	0	0.25%	3.3%	12/31/2021	1.62	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	6.7%	12/31/2020	1.53	0	0	0.25%	6.9%	12/31/2020	1.57	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	4.1%
2022	3.1%
2021	2.4%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund I Class - 06-027

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,420,666	$10,024,785	1,011,745
Receivables: investments sold	79,621
Payables: investments purchased	-
Net assets	$9,500,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,500,287	8,300,840	$1.14
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$9,500,287	8,300,840

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$391,974
Mortality & expense charges			(111,674)
Net investment income (loss)			280,300

Gain (loss) on investments:
Net realized gain (loss)			(328,545)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			127,268
Net gain (loss)			(201,277)

Increase (decrease) in net assets from operations			$79,023

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$280,300	$268,915
Net realized gain (loss)		(328,545)	(400,100)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		127,268	665,376

Increase (decrease) in net assets from operations		79,023	534,191

Contract owner transactions:
Proceeds from units sold		3,269,492	3,472,772
Cost of units redeemed		(3,501,630)	(2,740,216)
Account charges		(6,111)	(5,674)
Increase (decrease)		(238,249)	726,882
Net increase (decrease)		(159,226)	1,261,073
Net assets, beginning		9,659,513	8,398,440
Net assets, ending		$9,500,287	$9,659,513

Units sold		2,866,882	3,196,232
Units redeemed		(3,104,023)	(2,478,829)
Net increase (decrease)		(237,141)	717,403
Units outstanding, beginning		8,537,981	7,820,578
Units outstanding, ending		8,300,840	8,537,981

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$35,234,919
Cost of units redeemed/account charges			(26,008,223)
Net investment income (loss)			1,302,942
Net realized gain (loss)			(627,683)
Realized gain distributions			202,451
Net change in unrealized appreciation (depreciation)			(604,119)
Net assets			$9,500,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	8,301	$9,500	1.25%	1.2%	12/31/2024	$1.18	0	$0	1.00%	1.4%	12/31/2024	$1.21	0	$0	0.75%	1.7%
12/31/2023	1.13	8,538	9,660	1.25%	5.8%	12/31/2023	1.16	0	0	1.00%	6.1%	12/31/2023	1.19	0	0	0.75%	6.4%
12/31/2022	1.07	7,517	8,035	1.25%	-14.0%	12/31/2022	1.09	0	0	1.00%	-13.8%	12/31/2022	1.12	0	0	0.75%	-13.5%
12/31/2021	1.24	7,435	9,238	1.25%	-1.4%	12/31/2021	1.27	0	0	1.00%	-1.1%	12/31/2021	1.29	0	0	0.75%	-0.9%
12/31/2020	1.26	4,203	5,296	1.25%	8.0%	12/31/2020	1.28	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	1.9%	12/31/2024	$1.28	0	$0	0.25%	2.2%	12/31/2024	$1.31	0	$0	0.00%	2.4%
12/31/2023	1.22	0	0	0.50%	6.6%	12/31/2023	1.25	0	0	0.25%	6.9%	12/31/2023	1.28	0	0	0.00%	7.2%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.17	0	0	0.25%	-13.1%	12/31/2022	1.20	304	364	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	-0.6%	12/31/2021	1.35	0	0	0.25%	-0.4%	12/31/2021	1.37	89	122	0.00%	-0.2%
12/31/2020	1.33	0	0	0.50%	8.8%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.38	81	112	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	4.2%
2022	3.1%
2021	2.1%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund M Class - 06-044

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$977,523	$995,496	104,746
Receivables: investments sold	6,042
Payables: investments purchased	-
Net assets	$983,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$983,565	884,288	$1.11
Band 100	-	-	1.14
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$983,565	884,288

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$48,090
Mortality & expense charges			(14,586)
Net investment income (loss)			33,504

Gain (loss) on investments:
Net realized gain (loss)			(55,199)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			39,009
Net gain (loss)			(16,190)

Increase (decrease) in net assets from operations			$17,314

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,504	$23,923
Net realized gain (loss)		(55,199)	(8,519)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		39,009	40,157

Increase (decrease) in net assets from operations		17,314	55,561

Contract owner transactions:
Proceeds from units sold		1,118,672	420,699
Cost of units redeemed		(1,245,172)	(147,689)
Account charges		(1,108)	(1,134)
Increase (decrease)		(127,608)	271,876
Net increase (decrease)		(110,294)	327,437
Net assets, beginning		1,093,859	766,422
Net assets, ending		$983,565	$1,093,859

Units sold		1,059,909	400,668
Units redeemed		(1,168,053)	(142,407)
Net increase (decrease)		(108,144)	258,261
Units outstanding, beginning		992,432	734,171
Units outstanding, ending		884,288	992,432

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,129,833
Cost of units redeemed/account charges			(5,166,607)
Net investment income (loss)			117,461
Net realized gain (loss)			(102,310)
Realized gain distributions			23,161
Net change in unrealized appreciation (depreciation)			(17,973)
Net assets			$983,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	884	$984	1.25%	0.9%	12/31/2024	$1.14	0	$0	1.00%	1.2%	12/31/2024	$1.18	0	$0	0.75%	1.4%
12/31/2023	1.10	992	1,094	1.25%	5.6%	12/31/2023	1.13	0	0	1.00%	5.8%	12/31/2023	1.16	0	0	0.75%	6.1%
12/31/2022	1.04	734	766	1.25%	-14.3%	12/31/2022	1.07	0	0	1.00%	-14.0%	12/31/2022	1.09	0	0	0.75%	-13.8%
12/31/2021	1.22	636	774	1.25%	-1.5%	12/31/2021	1.24	0	0	1.00%	-1.3%	12/31/2021	1.27	0	0	0.75%	-1.1%
12/31/2020	1.24	275	340	1.25%	7.7%	12/31/2020	1.26	0	0	1.00%	8.0%	12/31/2020	1.28	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	1.7%	12/31/2024	$1.24	0	$0	0.25%	1.9%	12/31/2024	$1.28	0	$0	0.00%	2.2%
12/31/2023	1.19	0	0	0.50%	6.4%	12/31/2023	1.22	0	0	0.25%	6.6%	12/31/2023	1.25	0	0	0.00%	6.9%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.17	0	0	0.00%	-13.2%
12/31/2021	1.29	0	0	0.50%	-0.8%	12/31/2021	1.32	0	0	0.25%	-0.6%	12/31/2021	1.35	0	0	0.00%	-0.3%
12/31/2020	1.30	0	0	0.50%	8.5%	12/31/2020	1.33	0	0	0.25%	8.8%	12/31/2020	1.35	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	3.8%
2022	2.8%
2021	2.2%
2020	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund M Class - 06-323

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,530	$31,454	987
Receivables: investments sold	263
Payables: investments purchased	-
Net assets	$33,793

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,793	12,082	$2.80
Band 100	-	-	2.92
Band 75	-	-	3.05
Band 50	-	-	3.18
Band 25	-	-	3.32
Band 0	-	-	3.47
Total	$33,793	12,082

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$140
Mortality & expense charges			(332)
Net investment income (loss)			(192)

Gain (loss) on investments:
Net realized gain (loss)			75
Realized gain distributions			3,588
Net change in unrealized appreciation (depreciation)			(1,421)
Net gain (loss)			2,242

Increase (decrease) in net assets from operations			$2,050

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(192)	$(82)
Net realized gain (loss)		75	21
Realized gain distributions		3,588	-
Net change in unrealized appreciation (depreciation)		(1,421)	2,814

Increase (decrease) in net assets from operations		2,050	2,753

Contract owner transactions:
Proceeds from units sold		12,667	2,463
Cost of units redeemed		(12)	(26)
Account charges		-	-
Increase (decrease)		12,655	2,437
Net increase (decrease)		14,705	5,190
Net assets, beginning		19,088	13,898
Net assets, ending		$33,793	$19,088

Units sold		4,682	1,073
Units redeemed		(4)	(10)
Net increase (decrease)		4,678	1,063
Units outstanding, beginning		7,404	6,341
Units outstanding, ending		12,082	7,404

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$117,249
Cost of units redeemed/account charges			(85,185)
Net investment income (loss)			(195)
Net realized gain (loss)			(3,740)
Realized gain distributions			3,588
Net change in unrealized appreciation (depreciation)			2,076
Net assets			$33,793

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.80	12	$34	1.25%	8.5%	12/31/2024	$2.92	0	$0	1.00%	8.8%	12/31/2024	$3.05	0	$0	0.75%	9.0%
12/31/2023	2.58	7	19	1.25%	17.6%	12/31/2023	2.68	0	0	1.00%	17.9%	12/31/2023	2.79	0	0	0.75%	18.2%
12/31/2022	2.19	6	14	1.25%	-10.7%	12/31/2022	2.28	0	0	1.00%	-10.5%	12/31/2022	2.36	0	0	0.75%	-10.3%
12/31/2021	2.46	0	0	1.25%	32.8%	12/31/2021	2.54	0	0	1.00%	33.1%	12/31/2021	2.63	0	0	0.75%	33.4%
12/31/2020	1.85	0	0	1.25%	7.8%	12/31/2020	1.91	0	0	1.00%	8.1%	12/31/2020	1.97	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.18	0	$0	0.50%	9.3%	12/31/2024	$3.32	0	$0	0.25%	9.6%	12/31/2024	$3.47	0	$0	0.00%	9.9%
12/31/2023	2.91	0	0	0.50%	18.5%	12/31/2023	3.03	0	0	0.25%	18.8%	12/31/2023	3.15	0	0	0.00%	19.1%
12/31/2022	2.46	0	0	0.50%	-10.1%	12/31/2022	2.55	0	0	0.25%	-9.8%	12/31/2022	2.65	0	0	0.00%	-9.6%
12/31/2021	2.73	0	0	0.50%	33.8%	12/31/2021	2.83	0	0	0.25%	34.1%	12/31/2021	2.93	0	0	0.00%	34.4%
12/31/2020	2.04	0	0	0.50%	8.6%	12/31/2020	2.11	0	0	0.25%	8.9%	12/31/2020	2.18	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.7%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund A Class - 06-322

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,466	$81,168	2,719
Receivables: investments sold	-
Payables: investments purchased	(247)
Net assets	$94,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,219	32,220	$2.92
Band 100	-	-	3.05
Band 75	-	-	3.19
Band 50	-	-	3.33
Band 25	-	-	3.47
Band 0	-	-	3.62
Total	$94,219	32,220

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$601
Mortality & expense charges			(1,027)
Net investment income (loss)			(426)

Gain (loss) on investments:
Net realized gain (loss)			201
Realized gain distributions			9,858
Net change in unrealized appreciation (depreciation)			(3,201)
Net gain (loss)			6,858

Increase (decrease) in net assets from operations			$6,432

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(426)	$(162)
Net realized gain (loss)		201	81
Realized gain distributions		9,858	-
Net change in unrealized appreciation (depreciation)		(3,201)	10,081

Increase (decrease) in net assets from operations		6,432	10,000

Contract owner transactions:
Proceeds from units sold		19,084	8,615
Cost of units redeemed		-	(3)
Account charges		(16)	(10)
Increase (decrease)		19,068	8,602
Net increase (decrease)		25,500	18,602
Net assets, beginning		68,719	50,117
Net assets, ending		$94,219	$68,719

Units sold		6,663	3,629
Units redeemed		(5)	(50)
Net increase (decrease)		6,658	3,579
Units outstanding, beginning		25,562	21,983
Units outstanding, ending		32,220	25,562

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$103,574
Cost of units redeemed/account charges			(46,609)
Net investment income (loss)			(2,644)
Net realized gain (loss)			9,316
Realized gain distributions			17,284
Net change in unrealized appreciation (depreciation)			13,298
Net assets			$94,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.92	32	$94	1.25%	8.8%	12/31/2024	$3.05	0	$0	1.00%	9.0%	12/31/2024	$3.19	0	$0	0.75%	9.3%
12/31/2023	2.69	26	69	1.25%	17.9%	12/31/2023	2.80	0	0	1.00%	18.2%	12/31/2023	2.91	0	0	0.75%	18.5%
12/31/2022	2.28	22	50	1.25%	-10.5%	12/31/2022	2.37	0	0	1.00%	-10.3%	12/31/2022	2.46	0	0	0.75%	-10.1%
12/31/2021	2.55	19	48	1.25%	33.1%	12/31/2021	2.64	0	0	1.00%	33.4%	12/31/2021	2.73	0	0	0.75%	33.8%
12/31/2020	1.91	31	60	1.25%	8.1%	12/31/2020	1.98	0	0	1.00%	8.4%	12/31/2020	2.04	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.33	0	$0	0.50%	9.6%	12/31/2024	$3.47	0	$0	0.25%	9.9%	12/31/2024	$3.62	0	$0	0.00%	10.2%
12/31/2023	3.03	0	0	0.50%	18.8%	12/31/2023	3.16	0	0	0.25%	19.1%	12/31/2023	3.29	0	0	0.00%	19.4%
12/31/2022	2.55	0	0	0.50%	-9.8%	12/31/2022	2.65	0	0	0.25%	-9.6%	12/31/2022	2.75	0	0	0.00%	-9.4%
12/31/2021	2.83	0	0	0.50%	34.1%	12/31/2021	2.93	0	0	0.25%	34.4%	12/31/2021	3.04	0	0	0.00%	34.8%
12/31/2020	2.11	0	0	0.50%	9.0%	12/31/2020	2.18	0	0	0.25%	9.2%	12/31/2020	2.26	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.4%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 06-230

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,792,498	$10,998,613	717,406
Receivables: investments sold	8,833
Payables: investments purchased	-
Net assets	$11,801,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,801,331	2,402,006	$4.91
Band 100	-	-	5.18
Band 75	-	-	5.46
Band 50	-	-	5.76
Band 25	-	-	6.08
Band 0	-	-	7.30
Total	$11,801,331	2,402,006

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$287,829
Mortality & expense charges			(158,126)
Net investment income (loss)			129,703

Gain (loss) on investments:
Net realized gain (loss)			181,153
Realized gain distributions			80,784
Net change in unrealized appreciation (depreciation)			494,897
Net gain (loss)			756,834

Increase (decrease) in net assets from operations			$886,537

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,703	$139,117
Net realized gain (loss)		181,153	(35,232)
Realized gain distributions		80,784	138,279
Net change in unrealized appreciation (depreciation)		494,897	1,144,613

Increase (decrease) in net assets from operations		886,537	1,386,777

Contract owner transactions:
Proceeds from units sold		584,231	873,529
Cost of units redeemed		(2,766,119)	(1,672,360)
Account charges		(4,138)	(4,618)
Increase (decrease)		(2,186,026)	(803,449)
Net increase (decrease)		(1,299,489)	583,328
Net assets, beginning		13,100,820	12,517,492
Net assets, ending		$11,801,331	$13,100,820

Units sold		124,827	211,336
Units redeemed		(579,766)	(399,275)
Net increase (decrease)		(454,939)	(187,939)
Units outstanding, beginning		2,856,945	3,044,884
Units outstanding, ending		2,402,006	2,856,945

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$255,125,310
Cost of units redeemed/account charges			(301,656,813)
Net investment income (loss)			40,842,995
Net realized gain (loss)			(2,955,188)
Realized gain distributions			19,651,142
Net change in unrealized appreciation (depreciation)			793,885
Net assets			$11,801,331

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.91	2,402	$11,801	1.25%	7.1%	12/31/2024	$5.18	0	$0	1.00%	7.4%	12/31/2024	$5.46	0	$0	0.75%	7.7%
12/31/2023	4.59	2,857	13,101	1.25%	11.5%	12/31/2023	4.82	0	0	1.00%	11.8%	12/31/2023	5.07	0	0	0.75%	12.1%
12/31/2022	4.11	3,045	12,517	1.25%	-16.0%	12/31/2022	4.31	0	0	1.00%	-15.8%	12/31/2022	4.53	0	0	0.75%	-15.6%
12/31/2021	4.89	3,701	18,110	1.25%	8.6%	12/31/2021	5.12	0	0	1.00%	8.8%	12/31/2021	5.36	0	0	0.75%	9.1%
12/31/2020	4.51	3,946	17,789	1.25%	13.4%	12/31/2020	4.71	0	0	1.00%	13.7%	12/31/2020	4.91	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.76	0	$0	0.50%	8.0%	12/31/2024	$6.08	0	$0	0.25%	8.2%	12/31/2024	$7.30	0	$0	0.00%	8.5%
12/31/2023	5.34	0	0	0.50%	12.4%	12/31/2023	5.61	0	0	0.25%	12.7%	12/31/2023	6.73	0	0	0.00%	12.9%
12/31/2022	4.75	0	0	0.50%	-15.4%	12/31/2022	4.98	0	0	0.25%	-15.1%	12/31/2022	5.96	0	0	0.00%	-14.9%
12/31/2021	5.61	0	0	0.50%	9.4%	12/31/2021	5.87	0	0	0.25%	9.6%	12/31/2021	7.00	0	0	0.00%	9.9%
12/31/2020	5.13	0	0	0.50%	14.3%	12/31/2020	5.36	0	0	0.25%	14.6%	12/31/2020	6.37	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.3%
2022	1.8%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 06-245

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$107,788,423	$77,201,307	1,858,322
Receivables: investments sold	-
Payables: investments purchased	(117,204)
Net assets	$107,671,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$107,671,219	5,431,626	$19.82
Band 100	-	-	20.90
Band 75	-	-	22.05
Band 50	-	-	23.25
Band 25	-	-	24.52
Band 0	-	-	28.75
Total	$107,671,219	5,431,626

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$190,549
Mortality & expense charges			(1,284,544)
Net investment income (loss)			(1,093,995)

Gain (loss) on investments:
Net realized gain (loss)			3,739,628
Realized gain distributions			12,127,439
Net change in unrealized appreciation (depreciation)			12,635,795
Net gain (loss)			28,502,862

Increase (decrease) in net assets from operations			$27,408,867

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,093,995)	$(464,394)
Net realized gain (loss)		3,739,628	1,503,901
Realized gain distributions		12,127,439	2,669,262
Net change in unrealized appreciation (depreciation)		12,635,795	14,748,094

Increase (decrease) in net assets from operations		27,408,867	18,456,863

Contract owner transactions:
Proceeds from units sold		5,200,290	20,294,209
Cost of units redeemed		(11,702,596)	(8,408,192)
Account charges		(14,353)	(12,749)
Increase (decrease)		(6,516,659)	11,873,268
Net increase (decrease)		20,892,208	30,330,131
Net assets, beginning		86,779,011	56,448,880
Net assets, ending		$107,671,219	$86,779,011

Units sold		326,184	1,471,756
Units redeemed		(678,415)	(646,655)
Net increase (decrease)		(352,231)	825,101
Units outstanding, beginning		5,783,857	4,958,756
Units outstanding, ending		5,431,626	5,783,857

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$465,097,656
Cost of units redeemed/account charges			(584,842,750)
Net investment income (loss)			(1,412,392)
Net realized gain (loss)			66,509,249
Realized gain distributions			131,732,340
Net change in unrealized appreciation (depreciation)			30,587,116
Net assets			$107,671,219

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.82	5,432	$107,671	1.25%	32.1%	12/31/2024	$20.90	0	$0	1.00%	32.5%	12/31/2024	$22.05	0	$0	0.75%	32.8%
12/31/2023	15.00	5,784	86,779	1.25%	31.8%	12/31/2023	15.78	0	0	1.00%	32.1%	12/31/2023	16.60	0	0	0.75%	32.5%
12/31/2022	11.38	4,959	56,449	1.25%	-27.2%	12/31/2022	11.94	0	0	1.00%	-27.0%	12/31/2022	12.53	0	0	0.75%	-26.9%
12/31/2021	15.64	6,937	108,518	1.25%	26.2%	12/31/2021	16.37	0	0	1.00%	26.6%	12/31/2021	17.14	0	0	0.75%	26.9%
12/31/2020	12.39	7,619	94,403	1.25%	28.9%	12/31/2020	12.94	0	0	1.00%	29.3%	12/31/2020	13.51	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.25	0	$0	0.50%	33.1%	12/31/2024	$24.52	0	$0	0.25%	33.5%	12/31/2024	$28.75	0	$0	0.00%	33.8%
12/31/2023	17.46	0	0	0.50%	32.8%	12/31/2023	18.37	0	0	0.25%	33.1%	12/31/2023	21.49	0	0	0.00%	33.5%
12/31/2022	13.15	0	0	0.50%	-26.7%	12/31/2022	13.80	0	0	0.25%	-26.5%	12/31/2022	16.10	0	0	0.00%	-26.3%
12/31/2021	17.94	0	0	0.50%	27.2%	12/31/2021	18.77	0	0	0.25%	27.5%	12/31/2021	21.85	0	0	0.00%	27.8%
12/31/2020	14.10	0	0	0.50%	29.9%	12/31/2020	14.72	0	0	0.25%	30.2%	12/31/2020	17.10	0	0	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.5%
2022	0.4%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 06-205

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,861,839	$9,505,051	408,850
Receivables: investments sold	9,506
Payables: investments purchased	-
Net assets	$10,871,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,871,345	1,333,463	$8.15
Band 100	-	-	8.60
Band 75	-	-	9.07
Band 50	-	-	9.56
Band 25	-	-	10.08
Band 0	-	-	11.83
Total	$10,871,345	1,333,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$190,573
Mortality & expense charges			(134,416)
Net investment income (loss)			56,157

Gain (loss) on investments:
Net realized gain (loss)			183,600
Realized gain distributions			621,227
Net change in unrealized appreciation (depreciation)			498,966
Net gain (loss)			1,303,793

Increase (decrease) in net assets from operations			$1,359,950

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,157	$61,652
Net realized gain (loss)		183,600	109,399
Realized gain distributions		621,227	280,167
Net change in unrealized appreciation (depreciation)		498,966	433,955

Increase (decrease) in net assets from operations		1,359,950	885,173

Contract owner transactions:
Proceeds from units sold		594,624	527,693
Cost of units redeemed		(1,135,756)	(1,466,053)
Account charges		(1,952)	(2,300)
Increase (decrease)		(543,084)	(940,660)
Net increase (decrease)		816,866	(55,487)
Net assets, beginning		10,054,479	10,109,966
Net assets, ending		$10,871,345	$10,054,479

Units sold		86,464	89,413
Units redeemed		(157,787)	(228,211)
Net increase (decrease)		(71,323)	(138,798)
Units outstanding, beginning		1,404,786	1,543,584
Units outstanding, ending		1,333,463	1,404,786

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,424,657
Cost of units redeemed/account charges			(104,044,586)
Net investment income (loss)			7,678,588
Net realized gain (loss)			(1,475,201)
Realized gain distributions			15,931,099
Net change in unrealized appreciation (depreciation)			1,356,788
Net assets			$10,871,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.15	1,333	$10,871	1.25%	13.9%	12/31/2024	$8.60	0	$0	1.00%	14.2%	12/31/2024	$9.07	0	$0	0.75%	14.5%
12/31/2023	7.16	1,405	10,054	1.25%	9.3%	12/31/2023	7.53	0	0	1.00%	9.6%	12/31/2023	7.92	0	0	0.75%	9.8%
12/31/2022	6.55	1,544	10,110	1.25%	-6.1%	12/31/2022	6.87	0	0	1.00%	-5.9%	12/31/2022	7.21	0	0	0.75%	-5.7%
12/31/2021	6.98	1,660	11,580	1.25%	23.3%	12/31/2021	7.30	0	0	1.00%	23.7%	12/31/2021	7.64	0	0	0.75%	24.0%
12/31/2020	5.66	1,863	10,542	1.25%	5.4%	12/31/2020	5.91	0	0	1.00%	5.6%	12/31/2020	6.17	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.56	0	$0	0.50%	14.8%	12/31/2024	$10.08	0	$0	0.25%	15.1%	12/31/2024	$11.83	0	$0	0.00%	15.3%
12/31/2023	8.33	0	0	0.50%	10.1%	12/31/2023	8.76	0	0	0.25%	10.4%	12/31/2023	10.25	0	0	0.00%	10.6%
12/31/2022	7.57	0	0	0.50%	-5.4%	12/31/2022	7.94	0	0	0.25%	-5.2%	12/31/2022	9.27	0	0	0.00%	-5.0%
12/31/2021	8.00	0	0	0.50%	24.3%	12/31/2021	8.38	0	0	0.25%	24.6%	12/31/2021	9.75	0	0	0.00%	24.9%
12/31/2020	6.44	0	0	0.50%	6.2%	12/31/2020	6.72	0	0	0.25%	6.4%	12/31/2020	7.81	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.9%
2022	1.8%
2021	1.9%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Growth Portfolio Initial Class - 06-210

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,712,321	$70,437,161	915,210
Receivables: investments sold	8,204
Payables: investments purchased	-
Net assets	$88,720,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,720,525	4,517,953	$19.64
Band 100	-	-	20.71
Band 75	-	-	21.84
Band 50	-	-	23.03
Band 25	-	-	24.29
Band 0	-	-	29.17
Total	$88,720,525	4,517,953

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$743
Mortality & expense charges			(1,047,171)
Net investment income (loss)			(1,046,428)

Gain (loss) on investments:
Net realized gain (loss)			3,479,924
Realized gain distributions			18,639,845
Net change in unrealized appreciation (depreciation)			(1,343,102)
Net gain (loss)			20,776,667

Increase (decrease) in net assets from operations			$19,730,239

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,046,428)	$(651,782)
Net realized gain (loss)		3,479,924	1,083,016
Realized gain distributions		18,639,845	2,714,758
Net change in unrealized appreciation (depreciation)		(1,343,102)	14,168,873

Increase (decrease) in net assets from operations		19,730,239	17,314,865

Contract owner transactions:
Proceeds from units sold		16,563,017	3,260,992
Cost of units redeemed		(12,157,920)	(7,729,645)
Account charges		(15,651)	(13,156)
Increase (decrease)		4,389,446	(4,481,809)
Net increase (decrease)		24,119,685	12,833,056
Net assets, beginning		64,600,840	51,767,784
Net assets, ending		$88,720,525	$64,600,840

Units sold		986,058	266,354
Units redeemed		(703,997)	(597,682)
Net increase (decrease)		282,061	(331,328)
Units outstanding, beginning		4,235,892	4,567,220
Units outstanding, ending		4,517,953	4,235,892

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$527,500,431
Cost of units redeemed/account charges			(572,623,294)
Net investment income (loss)			16,738,064
Net realized gain (loss)			22,750,184
Realized gain distributions			76,079,980
Net change in unrealized appreciation (depreciation)			18,275,160
Net assets			$88,720,525

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.64	4,518	$88,721	1.25%	28.8%	12/31/2024	$20.71	0	$0	1.00%	29.1%	12/31/2024	$21.84	0	$0	0.75%	29.4%
12/31/2023	15.25	4,236	64,601	1.25%	34.6%	12/31/2023	16.04	0	0	1.00%	34.9%	12/31/2023	16.88	0	0	0.75%	35.2%
12/31/2022	11.33	4,567	51,768	1.25%	-25.4%	12/31/2022	11.89	0	0	1.00%	-25.2%	12/31/2022	12.48	0	0	0.75%	-25.0%
12/31/2021	15.19	4,939	75,038	1.25%	21.7%	12/31/2021	15.90	0	0	1.00%	22.0%	12/31/2021	16.64	0	0	0.75%	22.3%
12/31/2020	12.49	5,322	66,445	1.25%	42.1%	12/31/2020	13.04	0	0	1.00%	42.5%	12/31/2020	13.61	0	0	0.75%	42.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$23.03	0	$0	0.50%	29.7%	12/31/2024	$24.29	0	$0	0.25%	30.1%	12/31/2024	$29.17	0	$0	0.00%	30.4%
12/31/2023	17.75	0	0	0.50%	35.6%	12/31/2023	18.67	0	0	0.25%	35.9%	12/31/2023	22.38	0	0	0.00%	36.2%
12/31/2022	13.09	0	0	0.50%	-24.8%	12/31/2022	13.74	0	0	0.25%	-24.6%	12/31/2022	16.42	0	0	0.00%	-24.5%
12/31/2021	17.42	0	0	0.50%	22.6%	12/31/2021	18.23	0	0	0.25%	22.9%	12/31/2021	21.74	0	0	0.00%	23.2%
12/31/2020	14.21	0	0	0.50%	43.2%	12/31/2020	14.84	0	0	0.25%	43.5%	12/31/2020	17.64	0	0	0.00%	43.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.6%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP High Income Portfolio Initial Class - 06-215

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,476,940	$3,790,211	736,593
Receivables: investments sold	-
Payables: investments purchased	(218)
Net assets	$3,476,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,476,722	1,025,675	$3.39
Band 100	-	-	3.57
Band 75	-	-	3.77
Band 50	-	-	3.98
Band 25	-	-	4.19
Band 0	-	-	5.04
Total	$3,476,722	1,025,675

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$206,577
Mortality & expense charges			(42,691)
Net investment income (loss)			163,886

Gain (loss) on investments:
Net realized gain (loss)			(30,090)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,629
Net gain (loss)			84,539

Increase (decrease) in net assets from operations			$248,425

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$163,886	$141,949
Net realized gain (loss)		(30,090)	(66,393)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		114,629	214,616

Increase (decrease) in net assets from operations		248,425	290,172

Contract owner transactions:
Proceeds from units sold		311,059	206,475
Cost of units redeemed		(434,883)	(471,594)
Account charges		(1,736)	(3,377)
Increase (decrease)		(125,560)	(268,496)
Net increase (decrease)		122,865	21,676
Net assets, beginning		3,353,857	3,332,181
Net assets, ending		$3,476,722	$3,353,857

Units sold		95,232	69,443
Units redeemed		(134,292)	(158,918)
Net increase (decrease)		(39,060)	(89,475)
Units outstanding, beginning		1,064,735	1,154,210
Units outstanding, ending		1,025,675	1,064,735

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$121,018,344
Cost of units redeemed/account charges			(129,606,113)
Net investment income (loss)			23,347,638
Net realized gain (loss)			(10,969,876)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(313,271)
Net assets			$3,476,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.39	1,026	$3,477	1.25%	7.6%	12/31/2024	$3.57	0	$0	1.00%	7.9%	12/31/2024	$3.77	0	$0	0.75%	8.2%
12/31/2023	3.15	1,065	3,354	1.25%	9.1%	12/31/2023	3.31	0	0	1.00%	9.4%	12/31/2023	3.49	0	0	0.75%	9.7%
12/31/2022	2.89	1,154	3,332	1.25%	-12.5%	12/31/2022	3.03	0	0	1.00%	-12.3%	12/31/2022	3.18	0	0	0.75%	-12.0%
12/31/2021	3.30	1,230	4,057	1.25%	3.1%	12/31/2021	3.45	0	0	1.00%	3.4%	12/31/2021	3.61	0	0	0.75%	3.6%
12/31/2020	3.20	1,287	4,116	1.25%	1.5%	12/31/2020	3.34	0	0	1.00%	1.7%	12/31/2020	3.49	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.98	0	$0	0.50%	8.4%	12/31/2024	$4.19	0	$0	0.25%	8.7%	12/31/2024	$5.04	0	$0	0.00%	9.0%
12/31/2023	3.67	0	0	0.50%	9.9%	12/31/2023	3.86	0	0	0.25%	10.2%	12/31/2023	4.62	0	0	0.00%	10.5%
12/31/2022	3.34	0	0	0.50%	-11.8%	12/31/2022	3.50	0	0	0.25%	-11.6%	12/31/2022	4.18	0	0	0.00%	-11.4%
12/31/2021	3.78	0	0	0.50%	3.9%	12/31/2021	3.96	0	0	0.25%	4.2%	12/31/2021	4.72	0	0	0.00%	4.4%
12/31/2020	3.64	0	0	0.50%	2.2%	12/31/2020	3.80	0	0	0.25%	2.5%	12/31/2020	4.52	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	5.5%
2022	4.9%
2021	5.3%
2020	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 06-220

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,240,756	$11,197,645	482,302
Receivables: investments sold	43,501
Payables: investments purchased	-
Net assets	$12,284,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,284,257	2,889,094	$4.25
Band 100	-	-	4.48
Band 75	-	-	4.73
Band 50	-	-	4.99
Band 25	-	-	5.26
Band 0	-	-	6.32
Total	$12,284,257	2,889,094

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$210,685
Mortality & expense charges			(157,119)
Net investment income (loss)			53,566

Gain (loss) on investments:
Net realized gain (loss)			391,465
Realized gain distributions			580,565
Net change in unrealized appreciation (depreciation)			(488,542)
Net gain (loss)			483,488

Increase (decrease) in net assets from operations			$537,054

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,566	$(12,780)
Net realized gain (loss)		391,465	(40,705)
Realized gain distributions		580,565	16,248
Net change in unrealized appreciation (depreciation)		(488,542)	1,111,765

Increase (decrease) in net assets from operations		537,054	1,074,528

Contract owner transactions:
Proceeds from units sold		6,912,361	434,898
Cost of units redeemed		(1,667,855)	(755,541)
Account charges		(2,713)	(2,684)
Increase (decrease)		5,241,793	(323,327)
Net increase (decrease)		5,778,847	751,201
Net assets, beginning		6,505,410	5,754,209
Net assets, ending		$12,284,257	$6,505,410

Units sold		1,689,393	116,254
Units redeemed		(387,519)	(199,910)
Net increase (decrease)		1,301,874	(83,656)
Units outstanding, beginning		1,587,220	1,670,876
Units outstanding, ending		2,889,094	1,587,220

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$459,812,867
Cost of units redeemed/account charges			(470,085,773)
Net investment income (loss)			5,759,389
Net realized gain (loss)			7,142,356
Realized gain distributions			8,612,307
Net change in unrealized appreciation (depreciation)			1,043,111
Net assets			$12,284,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.25	2,889	$12,284	1.25%	3.7%	12/31/2024	$4.48	0	$0	1.00%	4.0%	12/31/2024	$4.73	0	$0	0.75%	4.3%
12/31/2023	4.10	1,587	6,505	1.25%	19.0%	12/31/2023	4.31	0	0	1.00%	19.3%	12/31/2023	4.54	0	0	0.75%	19.6%
12/31/2022	3.44	1,671	5,754	1.25%	-25.4%	12/31/2022	3.61	0	0	1.00%	-25.2%	12/31/2022	3.79	0	0	0.75%	-25.0%
12/31/2021	4.62	1,810	8,358	1.25%	18.2%	12/31/2021	4.83	0	0	1.00%	18.5%	12/31/2021	5.06	0	0	0.75%	18.8%
12/31/2020	3.91	1,986	7,758	1.25%	14.2%	12/31/2020	4.08	0	0	1.00%	14.5%	12/31/2020	4.26	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.99	0	$0	0.50%	4.5%	12/31/2024	$5.26	0	$0	0.25%	4.8%	12/31/2024	$6.32	0	$0	0.00%	5.1%
12/31/2023	4.77	0	0	0.50%	19.9%	12/31/2023	5.02	0	0	0.25%	20.2%	12/31/2023	6.01	0	0	0.00%	20.5%
12/31/2022	3.98	0	0	0.50%	-24.9%	12/31/2022	4.17	0	0	0.25%	-24.7%	12/31/2022	4.99	0	0	0.00%	-24.5%
12/31/2021	5.30	0	0	0.50%	19.1%	12/31/2021	5.54	0	0	0.25%	19.4%	12/31/2021	6.61	0	0	0.00%	19.7%
12/31/2020	4.45	0	0	0.50%	15.0%	12/31/2020	4.64	0	0	0.25%	15.3%	12/31/2020	5.52	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund I Class - 06-CCG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,182	$13,526	1,308
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$13,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,189	11,000	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$13,189	11,000

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$378
Mortality & expense charges			(153)
Net investment income (loss)			225

Gain (loss) on investments:
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			158
Net gain (loss)			128

Increase (decrease) in net assets from operations			$353

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$225	$172
Net realized gain (loss)		(30)	(64)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		158	513

Increase (decrease) in net assets from operations		353	621

Contract owner transactions:
Proceeds from units sold		2,777	3,274
Cost of units redeemed		(947)	(495)
Account charges		-	-
Increase (decrease)		1,830	2,779
Net increase (decrease)		2,183	3,400
Net assets, beginning		11,006	7,606
Net assets, ending		$13,189	$11,006

Units sold		2,343	2,923
Units redeemed		(796)	(442)
Net increase (decrease)		1,547	2,481
Units outstanding, beginning		9,453	6,972
Units outstanding, ending		11,000	9,453

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$232,874
Cost of units redeemed/account charges			(232,801)
Net investment income (loss)			2,731
Net realized gain (loss)			3,278
Realized gain distributions			7,451
Net change in unrealized appreciation (depreciation)			(344)
Net assets			$13,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	11	$13	1.25%	3.0%	12/31/2024	$1.23	0	$0	1.00%	3.2%	12/31/2024	$1.26	0	$0	0.75%	3.5%
12/31/2023	1.16	9	11	1.25%	6.7%	12/31/2023	1.19	0	0	1.00%	7.0%	12/31/2023	1.22	0	0	0.75%	7.2%
12/31/2022	1.09	7	8	1.25%	-12.5%	12/31/2022	1.11	0	0	1.00%	-12.3%	12/31/2022	1.13	0	0	0.75%	-12.1%
12/31/2021	1.25	7	9	1.25%	1.8%	12/31/2021	1.27	0	0	1.00%	2.1%	12/31/2021	1.29	0	0	0.75%	2.4%
12/31/2020	1.22	16	19	1.25%	7.4%	12/31/2020	1.24	0	0	1.00%	7.7%	12/31/2020	1.26	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	3.8%	12/31/2024	$1.32	0	$0	0.25%	4.0%	12/31/2024	$1.35	0	$0	0.00%	4.3%
12/31/2023	1.24	0	0	0.50%	7.5%	12/31/2023	1.27	0	0	0.25%	7.8%	12/31/2023	1.30	0	0	0.00%	8.1%
12/31/2022	1.16	0	0	0.50%	-11.8%	12/31/2022	1.18	0	0	0.25%	-11.6%	12/31/2022	1.20	0	0	0.00%	-11.4%
12/31/2021	1.31	0	0	0.50%	2.6%	12/31/2021	1.33	0	0	0.25%	2.9%	12/31/2021	1.35	0	0	0.00%	3.1%
12/31/2020	1.28	0	0	0.50%	8.2%	12/31/2020	1.29	0	0	0.25%	8.5%	12/31/2020	1.31	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.0%
2022	3.4%
2021	1.4%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,030	$43,529	3,839
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$41,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,043	31,227	$1.31
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$41,043	31,227

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,073
Mortality & expense charges			(473)
Net investment income (loss)			600

Gain (loss) on investments:
Net realized gain (loss)			(198)
Realized gain distributions			3
Net change in unrealized appreciation (depreciation)			942
Net gain (loss)			747

Increase (decrease) in net assets from operations			$1,347

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$600	$488
Net realized gain (loss)		(198)	(203)
Realized gain distributions		3	-
Net change in unrealized appreciation (depreciation)		942	2,235

Increase (decrease) in net assets from operations		1,347	2,520

Contract owner transactions:
Proceeds from units sold		6,876	4,405
Cost of units redeemed		(1,884)	(1,016)
Account charges		(40)	-
Increase (decrease)		4,952	3,389
Net increase (decrease)		6,299	5,909
Net assets, beginning		34,744	28,835
Net assets, ending		$41,043	$34,744

Units sold		5,261	3,642
Units redeemed		(1,493)	(842)
Net increase (decrease)		3,768	2,800
Units outstanding, beginning		27,459	24,659
Units outstanding, ending		31,227	27,459

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$528,426
Cost of units redeemed/account charges			(515,356)
Net investment income (loss)			4,981
Net realized gain (loss)			(1,714)
Realized gain distributions			27,205
Net change in unrealized appreciation (depreciation)			(2,499)
Net assets			$41,043

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	31	$41	1.25%	3.9%	12/31/2024	$1.35	0	$0	1.00%	4.1%	12/31/2024	$1.38	0	$0	0.75%	4.4%
12/31/2023	1.27	27	35	1.25%	8.2%	12/31/2023	1.29	0	0	1.00%	8.5%	12/31/2023	1.32	0	0	0.75%	8.7%
12/31/2022	1.17	25	29	1.25%	-14.3%	12/31/2022	1.19	0	0	1.00%	-14.1%	12/31/2022	1.21	0	0	0.75%	-13.9%
12/31/2021	1.36	50	68	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.31	110	144	1.25%	9.5%	12/31/2020	1.33	0	0	1.00%	9.8%	12/31/2020	1.35	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	4.7%	12/31/2024	$1.45	0	$0	0.25%	4.9%	12/31/2024	$1.48	0	$0	0.00%	5.2%
12/31/2023	1.35	0	0	0.50%	9.0%	12/31/2023	1.38	0	0	0.25%	9.3%	12/31/2023	1.41	0	0	0.00%	9.6%
12/31/2022	1.24	0	0	0.50%	-13.7%	12/31/2022	1.26	0	0	0.25%	-13.5%	12/31/2022	1.29	0	0	0.00%	-13.2%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.46	0	0	0.25%	5.1%	12/31/2021	1.48	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	10.3%	12/31/2020	1.39	0	0	0.25%	10.6%	12/31/2020	1.41	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.8%
2022	2.0%
2021	1.5%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,780	$182,904	15,789
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$167,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,846	120,663	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.57
Total	$167,846	120,663

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,650
Mortality & expense charges			(2,598)
Net investment income (loss)			1,052

Gain (loss) on investments:
Net realized gain (loss)			(13,868)
Realized gain distributions			2,412
Net change in unrealized appreciation (depreciation)			18,167
Net gain (loss)			6,711

Increase (decrease) in net assets from operations			$7,763

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,052	$3,158
Net realized gain (loss)		(13,868)	(1,870)
Realized gain distributions		2,412	230
Net change in unrealized appreciation (depreciation)		18,167	21,774

Increase (decrease) in net assets from operations		7,763	23,292

Contract owner transactions:
Proceeds from units sold		2,302	15,019
Cost of units redeemed		(114,389)	(6,719)
Account charges		(79)	(298)
Increase (decrease)		(112,166)	8,002
Net increase (decrease)		(104,403)	31,294
Net assets, beginning		272,249	240,955
Net assets, ending		$167,846	$272,249

Units sold		1,706	11,931
Units redeemed		(86,111)	(5,690)
Net increase (decrease)		(84,405)	6,241
Units outstanding, beginning		205,068	198,827
Units outstanding, ending		120,663	205,068

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$761,151
Cost of units redeemed/account charges			(695,517)
Net investment income (loss)			22,451
Net realized gain (loss)			(32,766)
Realized gain distributions			127,651
Net change in unrealized appreciation (depreciation)			(15,124)
Net assets			$167,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	121	$168	1.25%	4.8%	12/31/2024	$1.42	0	$0	1.00%	5.0%	12/31/2024	$1.46	0	$0	0.75%	5.3%
12/31/2023	1.33	205	272	1.25%	9.5%	12/31/2023	1.36	0	0	1.00%	9.8%	12/31/2023	1.39	0	0	0.75%	10.1%
12/31/2022	1.21	199	241	1.25%	-15.7%	12/31/2022	1.24	0	0	1.00%	-15.5%	12/31/2022	1.26	0	0	0.75%	-15.3%
12/31/2021	1.44	189	272	1.25%	5.7%	12/31/2021	1.46	0	0	1.00%	6.0%	12/31/2021	1.49	0	0	0.75%	6.2%
12/31/2020	1.36	231	314	1.25%	10.8%	12/31/2020	1.38	0	0	1.00%	11.0%	12/31/2020	1.40	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	5.6%	12/31/2024	$1.53	0	$0	0.25%	5.8%	12/31/2024	$1.57	0	$0	0.00%	6.1%
12/31/2023	1.42	0	0	0.50%	10.4%	12/31/2023	1.45	0	0	0.25%	10.6%	12/31/2023	1.48	0	0	0.00%	10.9%
12/31/2022	1.28	0	0	0.50%	-15.1%	12/31/2022	1.31	0	0	0.25%	-14.8%	12/31/2022	1.33	0	0	0.00%	-14.6%
12/31/2021	1.51	0	0	0.50%	6.5%	12/31/2021	1.54	0	0	0.25%	6.8%	12/31/2021	1.56	0	0	0.00%	7.0%
12/31/2020	1.42	0	0	0.50%	11.6%	12/31/2020	1.44	0	0	0.25%	11.9%	12/31/2020	1.46	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	2.5%
2022	2.9%
2021	2.1%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,414	$135,768	10,707
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$128,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,492	87,989	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.57
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$128,492	87,989

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,192
Mortality & expense charges			(1,700)
Net investment income (loss)			492

Gain (loss) on investments:
Net realized gain (loss)			(3,273)
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			6,909
Net gain (loss)			6,418

Increase (decrease) in net assets from operations			$6,910

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$492	$1,263
Net realized gain (loss)		(3,273)	(7,037)
Realized gain distributions		2,782	140
Net change in unrealized appreciation (depreciation)		6,909	22,640

Increase (decrease) in net assets from operations		6,910	17,006

Contract owner transactions:
Proceeds from units sold		5,759	11,861
Cost of units redeemed		(36,614)	(44,903)
Account charges		(194)	(162)
Increase (decrease)		(31,049)	(33,204)
Net increase (decrease)		(24,139)	(16,198)
Net assets, beginning		152,631	168,829
Net assets, ending		$128,492	$152,631

Units sold		3,988	9,134
Units redeemed		(26,557)	(34,292)
Net increase (decrease)		(22,569)	(25,158)
Units outstanding, beginning		110,558	135,716
Units outstanding, ending		87,989	110,558

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,036,926
Cost of units redeemed/account charges			(3,282,784)
Net investment income (loss)			32,360
Net realized gain (loss)			28,977
Realized gain distributions			320,367
Net change in unrealized appreciation (depreciation)			(7,354)
Net assets			$128,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	88	$128	1.25%	5.8%	12/31/2024	$1.50	0	$0	1.00%	6.0%	12/31/2024	$1.53	0	$0	0.75%	6.3%
12/31/2023	1.38	111	153	1.25%	11.0%	12/31/2023	1.41	0	0	1.00%	11.3%	12/31/2023	1.44	0	0	0.75%	11.5%
12/31/2022	1.24	136	169	1.25%	-17.1%	12/31/2022	1.27	0	0	1.00%	-16.9%	12/31/2022	1.29	0	0	0.75%	-16.7%
12/31/2021	1.50	221	332	1.25%	7.3%	12/31/2021	1.53	0	0	1.00%	7.5%	12/31/2021	1.55	0	0	0.75%	7.8%
12/31/2020	1.40	503	705	1.25%	12.0%	12/31/2020	1.42	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	6.6%	12/31/2024	$1.61	0	$0	0.25%	6.8%	12/31/2024	$1.65	0	$0	0.00%	7.1%
12/31/2023	1.47	0	0	0.50%	11.8%	12/31/2023	1.50	0	0	0.25%	12.1%	12/31/2023	1.54	0	0	0.00%	12.4%
12/31/2022	1.32	0	0	0.50%	-16.5%	12/31/2022	1.34	0	0	0.25%	-16.3%	12/31/2022	1.37	0	0	0.00%	-16.1%
12/31/2021	1.58	0	0	0.50%	8.1%	12/31/2021	1.60	0	0	0.25%	8.4%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.46	0	0	0.50%	12.8%	12/31/2020	1.48	0	0	0.25%	13.1%	12/31/2020	1.50	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	2.0%
2022	1.9%
2021	1.4%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$506,104	$510,094	39,097
Receivables: investments sold	206
Payables: investments purchased	-
Net assets	$506,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$506,310	332,736	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.72
Total	$506,310	332,736

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,069
Mortality & expense charges			(9,339)
Net investment income (loss)			(4,270)

Gain (loss) on investments:
Net realized gain (loss)			(53,135)
Realized gain distributions			8,076
Net change in unrealized appreciation (depreciation)			90,135
Net gain (loss)			45,076

Increase (decrease) in net assets from operations			$40,806

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,270)	$10,566
Net realized gain (loss)		(53,135)	(20,273)
Realized gain distributions		8,076	328
Net change in unrealized appreciation (depreciation)		90,135	157,415

Increase (decrease) in net assets from operations		40,806	148,036

Contract owner transactions:
Proceeds from units sold		72,079	99,880
Cost of units redeemed		(979,403)	(120,879)
Account charges		(587)	(2,201)
Increase (decrease)		(907,911)	(23,200)
Net increase (decrease)		(867,105)	124,836
Net assets, beginning		1,373,415	1,248,579
Net assets, ending		$506,310	$1,373,415

Units sold		49,158	74,660
Units redeemed		(678,282)	(93,297)
Net increase (decrease)		(629,124)	(18,637)
Units outstanding, beginning		961,860	980,497
Units outstanding, ending		332,736	961,860

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,232,616
Cost of units redeemed/account charges			(3,342,444)
Net investment income (loss)			69,837
Net realized gain (loss)			1,788
Realized gain distributions			548,503
Net change in unrealized appreciation (depreciation)			(3,990)
Net assets			$506,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	333	$506	1.25%	6.6%	12/31/2024	$1.56	0	$0	1.00%	6.8%	12/31/2024	$1.60	0	$0	0.75%	7.1%
12/31/2023	1.43	962	1,373	1.25%	12.1%	12/31/2023	1.46	0	0	1.00%	12.4%	12/31/2023	1.49	0	0	0.75%	12.7%
12/31/2022	1.27	980	1,249	1.25%	-17.8%	12/31/2022	1.30	0	0	1.00%	-17.6%	12/31/2022	1.32	0	0	0.75%	-17.4%
12/31/2021	1.55	974	1,509	1.25%	8.4%	12/31/2021	1.57	0	0	1.00%	8.7%	12/31/2021	1.60	0	0	0.75%	9.0%
12/31/2020	1.43	1,245	1,777	1.25%	12.7%	12/31/2020	1.45	0	0	1.00%	13.0%	12/31/2020	1.47	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	7.4%	12/31/2024	$1.68	0	$0	0.25%	7.6%	12/31/2024	$1.72	0	$0	0.00%	7.9%
12/31/2023	1.52	0	0	0.50%	13.0%	12/31/2023	1.56	0	0	0.25%	13.3%	12/31/2023	1.59	0	0	0.00%	13.5%
12/31/2022	1.35	0	0	0.50%	-17.1%	12/31/2022	1.37	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.63	0	0	0.50%	9.2%	12/31/2021	1.65	0	0	0.25%	9.5%	12/31/2021	1.68	0	0	0.00%	9.8%
12/31/2020	1.49	0	0	0.50%	13.6%	12/31/2020	1.51	0	0	0.25%	13.9%	12/31/2020	1.53	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	2.0%
2022	2.4%
2021	2.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,021,933	$1,007,549	70,264
Receivables: investments sold	413
Payables: investments purchased	-
Net assets	$1,022,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,022,346	628,937	$1.63
Band 100	-	-	1.67
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.83
Total	$1,022,346	628,937

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,319
Mortality & expense charges			(15,155)
Net investment income (loss)			(5,836)

Gain (loss) on investments:
Net realized gain (loss)			(28,846)
Realized gain distributions			8,499
Net change in unrealized appreciation (depreciation)			113,637
Net gain (loss)			93,290

Increase (decrease) in net assets from operations			$87,454

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,836)	$11,408
Net realized gain (loss)		(28,846)	(16,154)
Realized gain distributions		8,499	513
Net change in unrealized appreciation (depreciation)		113,637	205,062

Increase (decrease) in net assets from operations		87,454	200,829

Contract owner transactions:
Proceeds from units sold		145,262	161,646
Cost of units redeemed		(986,566)	(102,081)
Account charges		(856)	(2,500)
Increase (decrease)		(842,160)	57,065
Net increase (decrease)		(754,706)	257,894
Net assets, beginning		1,777,052	1,519,158
Net assets, ending		$1,022,346	$1,777,052

Units sold		90,862	115,378
Units redeemed		(638,303)	(76,843)
Net increase (decrease)		(547,441)	38,535
Units outstanding, beginning		1,176,378	1,137,843
Units outstanding, ending		628,937	1,176,378

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,676,078
Cost of units redeemed/account charges			(5,706,071)
Net investment income (loss)			72,152
Net realized gain (loss)			119,780
Realized gain distributions			846,023
Net change in unrealized appreciation (depreciation)			14,384
Net assets			$1,022,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	629	$1,022	1.25%	7.6%	12/31/2024	$1.67	0	$0	1.00%	7.9%	12/31/2024	$1.71	0	$0	0.75%	8.1%
12/31/2023	1.51	1,176	1,777	1.25%	13.1%	12/31/2023	1.54	0	0	1.00%	13.4%	12/31/2023	1.58	0	0	0.75%	13.7%
12/31/2022	1.34	1,138	1,519	1.25%	-18.0%	12/31/2022	1.36	0	0	1.00%	-17.8%	12/31/2022	1.39	0	0	0.75%	-17.6%
12/31/2021	1.63	1,488	2,422	1.25%	9.8%	12/31/2021	1.65	0	0	1.00%	10.1%	12/31/2021	1.68	0	0	0.75%	10.3%
12/31/2020	1.48	1,681	2,492	1.25%	13.6%	12/31/2020	1.50	0	0	1.00%	13.9%	12/31/2020	1.52	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	8.4%	12/31/2024	$1.79	0	$0	0.25%	8.7%	12/31/2024	$1.83	0	$0	0.00%	9.0%
12/31/2023	1.61	0	0	0.50%	14.0%	12/31/2023	1.65	0	0	0.25%	14.3%	12/31/2023	1.68	0	0	0.00%	14.6%
12/31/2022	1.41	0	0	0.50%	-17.4%	12/31/2022	1.44	0	0	0.25%	-17.2%	12/31/2022	1.47	0	0	0.00%	-16.9%
12/31/2021	1.71	0	0	0.50%	10.6%	12/31/2021	1.74	0	0	0.25%	10.9%	12/31/2021	1.77	0	0	0.00%	11.2%
12/31/2020	1.55	0	0	0.50%	14.5%	12/31/2020	1.57	0	0	0.25%	14.7%	12/31/2020	1.59	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	1.9%
2022	1.8%
2021	1.8%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$726,763	$697,557	48,241
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$727,002

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$727,002	409,333	$1.78
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$727,002	409,333

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,655
Mortality & expense charges			(13,054)
Net investment income (loss)			(10,399)

Gain (loss) on investments:
Net realized gain (loss)			1,831
Realized gain distributions			12,130
Net change in unrealized appreciation (depreciation)			74,237
Net gain (loss)			88,198

Increase (decrease) in net assets from operations			$77,799

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,399)	$3,901
Net realized gain (loss)		1,831	(27,958)
Realized gain distributions		12,130	367
Net change in unrealized appreciation (depreciation)		74,237	154,914

Increase (decrease) in net assets from operations		77,799	131,224

Contract owner transactions:
Proceeds from units sold		1,135,261	206,130
Cost of units redeemed		(1,532,700)	(162,492)
Account charges		(1,185)	(707)
Increase (decrease)		(398,624)	42,931
Net increase (decrease)		(320,825)	174,155
Net assets, beginning		1,047,827	873,672
Net assets, ending		$727,002	$1,047,827

Units sold		676,050	136,293
Units redeemed		(912,072)	(110,844)
Net increase (decrease)		(236,022)	25,449
Units outstanding, beginning		645,355	619,906
Units outstanding, ending		409,333	645,355

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,238,873
Cost of units redeemed/account charges			(5,185,658)
Net investment income (loss)			23,190
Net realized gain (loss)			125,410
Realized gain distributions			495,981
Net change in unrealized appreciation (depreciation)			29,206
Net assets			$727,002

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	409	$727	1.25%	9.4%	12/31/2024	$1.82	0	$0	1.00%	9.7%	12/31/2024	$1.86	0	$0	0.75%	9.9%
12/31/2023	1.62	645	1,048	1.25%	15.2%	12/31/2023	1.66	0	0	1.00%	15.5%	12/31/2023	1.70	0	0	0.75%	15.8%
12/31/2022	1.41	620	874	1.25%	-18.7%	12/31/2022	1.44	0	0	1.00%	-18.5%	12/31/2022	1.46	0	0	0.75%	-18.3%
12/31/2021	1.73	997	1,729	1.25%	12.5%	12/31/2021	1.76	0	0	1.00%	12.8%	12/31/2021	1.79	0	0	0.75%	13.0%
12/31/2020	1.54	1,008	1,554	1.25%	14.9%	12/31/2020	1.56	0	0	1.00%	15.2%	12/31/2020	1.59	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	0	$0	0.50%	10.2%	12/31/2024	$1.96	0	$0	0.25%	10.5%	12/31/2024	$2.00	0	$0	0.00%	10.8%
12/31/2023	1.73	0	0	0.50%	16.1%	12/31/2023	1.77	0	0	0.25%	16.4%	12/31/2023	1.81	0	0	0.00%	16.6%
12/31/2022	1.49	0	0	0.50%	-18.1%	12/31/2022	1.52	0	0	0.25%	-17.9%	12/31/2022	1.55	0	0	0.00%	-17.7%
12/31/2021	1.82	0	0	0.50%	13.3%	12/31/2021	1.85	0	0	0.25%	13.6%	12/31/2021	1.88	0	0	0.00%	13.9%
12/31/2020	1.61	0	0	0.50%	15.8%	12/31/2020	1.63	0	0	0.25%	16.1%	12/31/2020	1.65	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	1.6%
2022	1.4%
2021	1.6%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,043,544	$960,489	61,333
Receivables: investments sold	966
Payables: investments purchased	-
Net assets	$1,044,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,044,510	554,221	$1.88
Band 100	-	-	1.93
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.13
Total	$1,044,510	554,221

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,213
Mortality & expense charges			(13,822)
Net investment income (loss)			(12,609)

Gain (loss) on investments:
Net realized gain (loss)			13,720
Realized gain distributions			13,007
Net change in unrealized appreciation (depreciation)			102,802
Net gain (loss)			129,529

Increase (decrease) in net assets from operations			$116,920

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,609)	$1,698
Net realized gain (loss)		13,720	(14,102)
Realized gain distributions		13,007	488
Net change in unrealized appreciation (depreciation)		102,802	177,180

Increase (decrease) in net assets from operations		116,920	165,264

Contract owner transactions:
Proceeds from units sold		161,982	315,941
Cost of units redeemed		(492,969)	(94,452)
Account charges		(957)	(786)
Increase (decrease)		(331,944)	220,703
Net increase (decrease)		(215,024)	385,967
Net assets, beginning		1,259,534	873,567
Net assets, ending		$1,044,510	$1,259,534

Units sold		89,585	203,750
Units redeemed		(279,872)	(64,745)
Net increase (decrease)		(190,287)	139,005
Units outstanding, beginning		744,508	605,503
Units outstanding, ending		554,221	744,508

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,235,086
Cost of units redeemed/account charges			(4,031,572)
Net investment income (loss)			11,106
Net realized gain (loss)			260,205
Realized gain distributions			486,630
Net change in unrealized appreciation (depreciation)			83,055
Net assets			$1,044,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	554	$1,045	1.25%	11.4%	12/31/2024	$1.93	0	$0	1.00%	11.7%	12/31/2024	$1.98	0	$0	0.75%	12.0%
12/31/2023	1.69	745	1,260	1.25%	17.3%	12/31/2023	1.73	0	0	1.00%	17.6%	12/31/2023	1.77	0	0	0.75%	17.8%
12/31/2022	1.44	606	874	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	723	1,292	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	898	1,402	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	12.2%	12/31/2024	$2.07	0	$0	0.25%	12.5%	12/31/2024	$2.13	0	$0	0.00%	12.8%
12/31/2023	1.80	0	0	0.50%	18.1%	12/31/2023	1.84	0	0	0.25%	18.4%	12/31/2023	1.88	0	0	0.00%	18.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	1.4%
2022	1.5%
2021	1.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,114,132	$1,008,234	81,187
Receivables: investments sold	569
Payables: investments purchased	-
Net assets	$1,114,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,114,701	584,865	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$1,114,701	584,865

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,298)
Net investment income (loss)			(14,298)

Gain (loss) on investments:
Net realized gain (loss)			44,817
Realized gain distributions			1,706
Net change in unrealized appreciation (depreciation)			83,879
Net gain (loss)			130,402

Increase (decrease) in net assets from operations			$116,104

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,298)	$363
Net realized gain (loss)		44,817	(2,364)
Realized gain distributions		1,706	3,090
Net change in unrealized appreciation (depreciation)		83,879	169,188

Increase (decrease) in net assets from operations		116,104	170,277

Contract owner transactions:
Proceeds from units sold		464,610	185,873
Cost of units redeemed		(680,371)	(22,459)
Account charges		(515)	(1,492)
Increase (decrease)		(216,276)	161,922
Net increase (decrease)		(100,172)	332,199
Net assets, beginning		1,214,873	882,674
Net assets, ending		$1,114,701	$1,214,873

Units sold		252,009	119,920
Units redeemed		(382,676)	(16,633)
Net increase (decrease)		(130,667)	103,287
Units outstanding, beginning		715,532	612,245
Units outstanding, ending		584,865	715,532

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,234,217
Cost of units redeemed/account charges			(2,805,417)
Net investment income (loss)			11,094
Net realized gain (loss)			105,648
Realized gain distributions			463,261
Net change in unrealized appreciation (depreciation)			105,898
Net assets			$1,114,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	585	$1,115	1.25%	12.3%	12/31/2024	$1.95	0	$0	1.00%	12.5%	12/31/2024	$2.00	0	$0	0.75%	12.8%
12/31/2023	1.70	716	1,215	1.25%	17.8%	12/31/2023	1.73	0	0	1.00%	18.1%	12/31/2023	1.77	0	0	0.75%	18.4%
12/31/2022	1.44	612	883	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	764	1,365	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	742	1,159	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	13.1%	12/31/2024	$2.10	0	$0	0.25%	13.4%	12/31/2024	$2.15	0	$0	0.00%	13.7%
12/31/2023	1.81	0	0	0.50%	18.7%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.3%
2022	1.5%
2021	2.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$578,031	$500,331	41,990
Receivables: investments sold	177
Payables: investments purchased	-
Net assets	$578,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$578,208	303,418	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$578,208	303,418

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,258)
Net investment income (loss)			(10,258)

Gain (loss) on investments:
Net realized gain (loss)			66,999
Realized gain distributions			1,424
Net change in unrealized appreciation (depreciation)			32,092
Net gain (loss)			100,515

Increase (decrease) in net assets from operations			$90,257

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,258)	$(249)
Net realized gain (loss)		66,999	(13,291)
Realized gain distributions		1,424	2,158
Net change in unrealized appreciation (depreciation)		32,092	197,970

Increase (decrease) in net assets from operations		90,257	186,588

Contract owner transactions:
Proceeds from units sold		95,214	142,063
Cost of units redeemed		(816,385)	(206,993)
Account charges		(892)	(2,262)
Increase (decrease)		(722,063)	(67,192)
Net increase (decrease)		(631,806)	119,396
Net assets, beginning		1,210,014	1,090,618
Net assets, ending		$578,208	$1,210,014

Units sold		52,149	91,381
Units redeemed		(461,127)	(135,537)
Net increase (decrease)		(408,978)	(44,156)
Units outstanding, beginning		712,396	756,552
Units outstanding, ending		303,418	712,396

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,257,958
Cost of units redeemed/account charges			(3,517,949)
Net investment income (loss)			20,900
Net realized gain (loss)			225,052
Realized gain distributions			514,547
Net change in unrealized appreciation (depreciation)			77,700
Net assets			$578,208

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	303	$578	1.25%	12.2%	12/31/2024	$1.95	0	$0	1.00%	12.5%	12/31/2024	$2.00	0	$0	0.75%	12.8%
12/31/2023	1.70	712	1,210	1.25%	17.8%	12/31/2023	1.74	0	0	1.00%	18.1%	12/31/2023	1.77	0	0	0.75%	18.4%
12/31/2022	1.44	757	1,091	1.25%	-19.4%	12/31/2022	1.47	0	0	1.00%	-19.2%	12/31/2022	1.50	0	0	0.75%	-19.0%
12/31/2021	1.79	772	1,381	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	1,026	1,601	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	13.0%	12/31/2024	$2.10	0	$0	0.25%	13.3%	12/31/2024	$2.15	0	$0	0.00%	13.6%
12/31/2023	1.81	0	0	0.50%	18.7%	12/31/2023	1.85	0	0	0.25%	19.0%	12/31/2023	1.89	0	0	0.00%	19.3%
12/31/2022	1.53	0	0	0.50%	-18.8%	12/31/2022	1.56	0	0	0.25%	-18.6%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.2%
2022	1.7%
2021	1.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$981,394	$859,564	63,876
Receivables: investments sold	389
Payables: investments purchased	-
Net assets	$981,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$981,783	514,979	$1.91
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$981,783	514,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,260)
Net investment income (loss)			(13,260)

Gain (loss) on investments:
Net realized gain (loss)			37,886
Realized gain distributions			1,465
Net change in unrealized appreciation (depreciation)			88,052
Net gain (loss)			127,403

Increase (decrease) in net assets from operations			$114,143

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,260)	$595
Net realized gain (loss)		37,886	(10,406)
Realized gain distributions		1,465	5,796
Net change in unrealized appreciation (depreciation)		88,052	175,437

Increase (decrease) in net assets from operations		114,143	171,422

Contract owner transactions:
Proceeds from units sold		195,656	283,507
Cost of units redeemed		(541,567)	(137,783)
Account charges		(599)	(2,065)
Increase (decrease)		(346,510)	143,659
Net increase (decrease)		(232,367)	315,081
Net assets, beginning		1,214,150	899,069
Net assets, ending		$981,783	$1,214,150

Units sold		106,535	185,662
Units redeemed		(306,161)	(94,083)
Net increase (decrease)		(199,626)	91,579
Units outstanding, beginning		714,605	623,026
Units outstanding, ending		514,979	714,605

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,954,508
Cost of units redeemed/account charges			(2,559,906)
Net investment income (loss)			10,483
Net realized gain (loss)			151,821
Realized gain distributions			303,047
Net change in unrealized appreciation (depreciation)			121,830
Net assets			$981,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	515	$982	1.25%	12.2%	12/31/2024	$1.95	0	$0	1.00%	12.5%	12/31/2024	$2.00	0	$0	0.75%	12.8%
12/31/2023	1.70	715	1,214	1.25%	17.7%	12/31/2023	1.74	0	0	1.00%	18.0%	12/31/2023	1.77	0	0	0.75%	18.3%
12/31/2022	1.44	623	899	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	565	1,011	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	684	1,069	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	13.1%	12/31/2024	$2.10	0	$0	0.25%	13.3%	12/31/2024	$2.15	0	$0	0.00%	13.6%
12/31/2023	1.81	0	0	0.50%	18.6%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.3%
2022	1.8%
2021	1.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,411	$160,926	12,902
Receivables: investments sold	89
Payables: investments purchased	-
Net assets	$180,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,500	94,762	$1.90
Band 100	-	-	1.95
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$180,500	94,762

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,971)
Net investment income (loss)			(1,971)

Gain (loss) on investments:
Net realized gain (loss)			4,479
Realized gain distributions			619
Net change in unrealized appreciation (depreciation)			12,578
Net gain (loss)			17,676

Increase (decrease) in net assets from operations			$15,705

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,971)	$377
Net realized gain (loss)		4,479	(428)
Realized gain distributions		619	812
Net change in unrealized appreciation (depreciation)		12,578	14,939

Increase (decrease) in net assets from operations		15,705	15,700

Contract owner transactions:
Proceeds from units sold		76,968	70,201
Cost of units redeemed		(50,758)	(8,136)
Account charges		(162)	(197)
Increase (decrease)		26,048	61,868
Net increase (decrease)		41,753	77,568
Net assets, beginning		138,747	61,179
Net assets, ending		$180,500	$138,747

Units sold		41,857	44,661
Units redeemed		(28,881)	(5,325)
Net increase (decrease)		12,976	39,336
Units outstanding, beginning		81,786	42,450
Units outstanding, ending		94,762	81,786

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$316,858
Cost of units redeemed/account charges			(182,432)
Net investment income (loss)			(193)
Net realized gain (loss)			11,113
Realized gain distributions			15,669
Net change in unrealized appreciation (depreciation)			19,485
Net assets			$180,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	95	$181	1.25%	12.3%	12/31/2024	$1.95	0	$0	1.00%	12.6%	12/31/2024	$2.00	0	$0	0.75%	12.8%
12/31/2023	1.70	82	139	1.25%	17.7%	12/31/2023	1.73	0	0	1.00%	18.0%	12/31/2023	1.77	0	0	0.75%	18.3%
12/31/2022	1.44	42	61	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	32	57	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	34	54	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	13.1%	12/31/2024	$2.10	0	$0	0.25%	13.4%	12/31/2024	$2.15	0	$0	0.00%	13.7%
12/31/2023	1.81	0	0	0.50%	18.6%	12/31/2023	1.85	0	0	0.25%	18.9%	12/31/2023	1.89	0	0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.5%
2022	2.1%
2021	2.0%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,547	$36,333	2,834
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$38,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,555	19,959	$1.93
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$38,555	19,959

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$359
Mortality & expense charges			(348)
Net investment income (loss)			11

Gain (loss) on investments:
Net realized gain (loss)			61
Realized gain distributions			144
Net change in unrealized appreciation (depreciation)			1,677
Net gain (loss)			1,882

Increase (decrease) in net assets from operations			$1,893

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11	$(1)
Net realized gain (loss)		61	98
Realized gain distributions		144	52
Net change in unrealized appreciation (depreciation)		1,677	809

Increase (decrease) in net assets from operations		1,893	958

Contract owner transactions:
Proceeds from units sold		29,550	8,132
Cost of units redeemed		(150)	(4,463)
Account charges		(74)	(78)
Increase (decrease)		29,326	3,591
Net increase (decrease)		31,219	4,549
Net assets, beginning		7,336	2,787
Net assets, ending		$38,555	$7,336

Units sold		15,845	5,128
Units redeemed		(129)	(2,774)
Net increase (decrease)		15,716	2,354
Units outstanding, beginning		4,243	1,889
Units outstanding, ending		19,959	4,243

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,503
Cost of units redeemed/account charges			(4,816)
Net investment income (loss)			(5)
Net realized gain (loss)			165
Realized gain distributions			494
Net change in unrealized appreciation (depreciation)			2,214
Net assets			$38,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	20	$39	1.25%	11.7%	12/31/2024	$1.98	0	$0	1.00%	12.0%	12/31/2024	$2.02	0	$0	0.75%	12.3%
12/31/2023	1.73	4	7	1.25%	17.2%	12/31/2023	1.76	0	0	1.00%	17.5%	12/31/2023	1.80	0	0	0.75%	17.8%
12/31/2022	1.48	2	3	1.25%	-19.7%	12/31/2022	1.50	0	0	1.00%	-19.5%	12/31/2022	1.53	0	0	0.75%	-19.3%
12/31/2021	1.84	1	2	1.25%	13.9%	12/31/2021	1.87	0	0	1.00%	14.2%	12/31/2021	1.90	0	0	0.75%	14.5%
12/31/2020	1.61	1	1	1.25%	15.4%	12/31/2020	1.63	0	0	1.00%	15.7%	12/31/2020	1.66	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	0.50%	12.6%	12/31/2024	$2.12	0	$0	0.25%	12.8%	12/31/2024	$2.16	0	$0	0.00%	13.1%
12/31/2023	1.84	0	0	0.50%	18.1%	12/31/2023	1.88	0	0	0.25%	18.3%	12/31/2023	1.91	0	0	0.00%	18.6%
12/31/2022	1.56	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.92	0	0	0.50%	14.8%	12/31/2021	1.95	0	0	0.25%	15.0%	12/31/2021	1.98	0	0	0.00%	15.3%
12/31/2020	1.68	0	0	0.50%	16.3%	12/31/2020	1.70	0	0	0.25%	16.6%	12/31/2020	1.72	0	0	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.3%
2022	1.9%
2021	2.0%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund I Class - 06-FTY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,275	$308,938	11,869
Receivables: investments sold	-
Payables: investments purchased	(2,517)
Net assets	$350,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$350,758	183,234	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$350,758	183,234

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,418
Mortality & expense charges			(4,114)
Net investment income (loss)			2,304

Gain (loss) on investments:
Net realized gain (loss)			1,638
Realized gain distributions			11,871
Net change in unrealized appreciation (depreciation)			27,368
Net gain (loss)			40,877

Increase (decrease) in net assets from operations			$43,181

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,304	$1,316
Net realized gain (loss)		1,638	(312)
Realized gain distributions		11,871	214
Net change in unrealized appreciation (depreciation)		27,368	48,134

Increase (decrease) in net assets from operations		43,181	49,352

Contract owner transactions:
Proceeds from units sold		22,464	27,785
Cost of units redeemed		(7,389)	(24,869)
Account charges		(6)	(24)
Increase (decrease)		15,069	2,892
Net increase (decrease)		58,250	52,244
Net assets, beginning		292,508	240,264
Net assets, ending		$350,758	$292,508

Units sold		13,439	18,288
Units redeemed		(4,032)	(15,838)
Net increase (decrease)		9,407	2,450
Units outstanding, beginning		173,827	171,377
Units outstanding, ending		183,234	173,827

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$573,240
Cost of units redeemed/account charges			(334,266)
Net investment income (loss)			2,060
Net realized gain (loss)			(10,475)
Realized gain distributions			75,862
Net change in unrealized appreciation (depreciation)			44,337
Net assets			$350,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	183	$351	1.25%	13.8%	12/31/2024	$1.95	0	$0	1.00%	14.0%	12/31/2024	$1.99	0	$0	0.75%	14.3%
12/31/2023	1.68	174	293	1.25%	20.0%	12/31/2023	1.71	0	0	1.00%	20.3%	12/31/2023	1.74	0	0	0.75%	20.6%
12/31/2022	1.40	171	240	1.25%	-19.3%	12/31/2022	1.42	0	0	1.00%	-19.1%	12/31/2022	1.44	0	0	0.75%	-18.9%
12/31/2021	1.74	321	557	1.25%	16.7%	12/31/2021	1.76	0	0	1.00%	17.0%	12/31/2021	1.78	0	0	0.75%	17.3%
12/31/2020	1.49	185	275	1.25%	20.9%	12/31/2020	1.50	0	0	1.00%	21.2%	12/31/2020	1.51	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	14.6%	12/31/2024	$2.06	0	$0	0.25%	14.9%	12/31/2024	$2.10	0	$0	0.00%	15.2%
12/31/2023	1.77	0	0	0.50%	20.9%	12/31/2023	1.80	0	0	0.25%	21.2%	12/31/2023	1.83	0	0	0.00%	21.5%
12/31/2022	1.46	0	0	0.50%	-18.7%	12/31/2022	1.48	0	0	0.25%	-18.5%	12/31/2022	1.50	0	0	0.00%	-18.3%
12/31/2021	1.80	0	0	0.50%	17.6%	12/31/2021	1.82	0	0	0.25%	17.9%	12/31/2021	1.84	0	0	0.00%	18.2%
12/31/2020	1.53	0	0	0.50%	21.8%	12/31/2020	1.54	0	0	0.25%	22.1%	12/31/2020	1.55	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.8%
2022	0.9%
2021	0.7%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund M Class - 06-FVC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$(2,695)	$(2,696)	-
Receivables: investments sold	2,695
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,858
Mortality & expense charges			(1,435)
Net investment income (loss)			423

Gain (loss) on investments:
Net realized gain (loss)			5,535
Realized gain distributions			4,951
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			10,486

Increase (decrease) in net assets from operations			$10,909

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$423	$-
Net realized gain (loss)		5,535	-
Realized gain distributions		4,951	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		10,909	-

Contract owner transactions:
Proceeds from units sold		190,670	-
Cost of units redeemed		(201,579)	-
Account charges		-	-
Increase (decrease)		(10,909)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		153,797	-
Units redeemed		(153,797)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$414,062
Cost of units redeemed/account charges			(416,953)
Net investment income (loss)			(1,736)
Net realized gain (loss)			(13,481)
Realized gain distributions			18,107
Net change in unrealized appreciation (depreciation)			1
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	0	$0	1.25%	14.3%	12/31/2024	$1.90	0	$0	1.00%	14.6%	12/31/2024	$1.93	0	$0	0.75%	14.9%
12/31/2023	1.63	0	0	1.25%	19.5%	12/31/2023	1.66	0	0	1.00%	19.8%	12/31/2023	1.68	0	0	0.75%	20.1%
12/31/2022	1.36	0	0	1.25%	-19.7%	12/31/2022	1.38	0	0	1.00%	-19.5%	12/31/2022	1.40	0	0	0.75%	-19.3%
12/31/2021	1.70	60	102	1.25%	16.1%	12/31/2021	1.72	0	0	1.00%	16.4%	12/31/2021	1.74	0	0	0.75%	16.7%
12/31/2020	1.46	59	86	1.25%	20.3%	12/31/2020	1.47	0	0	1.00%	20.6%	12/31/2020	1.49	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	15.2%	12/31/2024	$2.01	0	$0	0.25%	15.5%	12/31/2024	$2.05	0	$0	0.00%	15.8%
12/31/2023	1.71	0	0	0.50%	20.4%	12/31/2023	1.74	0	0	0.25%	20.7%	12/31/2023	1.77	0	0	0.00%	21.0%
12/31/2022	1.42	0	0	0.50%	-19.1%	12/31/2022	1.44	0	0	0.25%	-18.9%	12/31/2022	1.46	0	0	0.00%	-18.7%
12/31/2021	1.76	0	0	0.50%	17.0%	12/31/2021	1.78	0	0	0.25%	17.3%	12/31/2021	1.80	0	0	0.00%	17.6%
12/31/2020	1.50	0	0	0.50%	21.2%	12/31/2020	1.51	0	0	0.25%	21.5%	12/31/2020	1.53	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.5%
2021	0.2%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund Z Class - 06-FVF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,638,166	$1,486,695	55,885
Receivables: investments sold	13,248
Payables: investments purchased	-
Net assets	$1,651,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,651,414	854,763	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$1,651,414	854,763

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$29,072
Mortality & expense charges			(17,283)
Net investment income (loss)			11,789

Gain (loss) on investments:
Net realized gain (loss)			100,360
Realized gain distributions			51,558
Net change in unrealized appreciation (depreciation)			16,711
Net gain (loss)			168,629

Increase (decrease) in net assets from operations			$180,418

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,789	$6,397
Net realized gain (loss)		100,360	1,105
Realized gain distributions		51,558	846
Net change in unrealized appreciation (depreciation)		16,711	176,654

Increase (decrease) in net assets from operations		180,418	185,002

Contract owner transactions:
Proceeds from units sold		1,093,237	152,477
Cost of units redeemed		(774,528)	(56,454)
Account charges		(2,244)	(1,292)
Increase (decrease)		316,465	94,731
Net increase (decrease)		496,883	279,733
Net assets, beginning		1,154,531	874,798
Net assets, ending		$1,651,414	$1,154,531

Units sold		589,022	99,005
Units redeemed		(414,834)	(38,119)
Net increase (decrease)		174,188	60,886
Units outstanding, beginning		680,575	619,689
Units outstanding, ending		854,763	680,575

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,698,898
Cost of units redeemed/account charges			(1,526,068)
Net investment income (loss)			23,494
Net realized gain (loss)			114,114
Realized gain distributions			189,505
Net change in unrealized appreciation (depreciation)			151,471
Net assets			$1,651,414

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	855	$1,651	1.25%	13.9%	12/31/2024	$1.97	0	$0	1.00%	14.2%	12/31/2024	$2.01	0	$0	0.75%	14.5%
12/31/2023	1.70	681	1,155	1.25%	20.2%	12/31/2023	1.72	0	0	1.00%	20.5%	12/31/2023	1.75	0	0	0.75%	20.8%
12/31/2022	1.41	620	875	1.25%	-19.2%	12/31/2022	1.43	0	0	1.00%	-19.0%	12/31/2022	1.45	0	0	0.75%	-18.8%
12/31/2021	1.75	444	776	1.25%	16.8%	12/31/2021	1.77	0	0	1.00%	17.1%	12/31/2021	1.79	0	0	0.75%	17.4%
12/31/2020	1.49	470	703	1.25%	21.0%	12/31/2020	1.51	0	0	1.00%	21.4%	12/31/2020	1.52	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	14.7%	12/31/2024	$2.08	0	$0	0.25%	15.0%	12/31/2024	$2.12	0	$0	0.00%	15.3%
12/31/2023	1.78	0	0	0.50%	21.1%	12/31/2023	1.81	0	0	0.25%	21.4%	12/31/2023	1.84	0	0	0.00%	21.7%
12/31/2022	1.47	0	0	0.50%	-18.6%	12/31/2022	1.49	0	0	0.25%	-18.4%	12/31/2022	1.51	0	0	0.00%	-18.2%
12/31/2021	1.81	0	0	0.50%	17.7%	12/31/2021	1.83	0	0	0.25%	18.0%	12/31/2021	1.85	0	0	0.00%	18.3%
12/31/2020	1.53	0	0	0.50%	22.0%	12/31/2020	1.55	0	0	0.25%	22.3%	12/31/2020	1.56	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.9%
2022	1.5%
2021	0.8%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund Z Class - 06-FVG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438,961	$449,938	16,813
Receivables: investments sold	-
Payables: investments purchased	(13,406)
Net assets	$425,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425,555	300,634	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$425,555	300,634

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,360
Mortality & expense charges			(3,680)
Net investment income (loss)			4,680

Gain (loss) on investments:
Net realized gain (loss)			548
Realized gain distributions			18,648
Net change in unrealized appreciation (depreciation)			(9,255)
Net gain (loss)			9,941

Increase (decrease) in net assets from operations			$14,621

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,680	$1,467
Net realized gain (loss)		548	(1,556)
Realized gain distributions		18,648	4,059
Net change in unrealized appreciation (depreciation)		(9,255)	21,245

Increase (decrease) in net assets from operations		14,621	25,215

Contract owner transactions:
Proceeds from units sold		284,081	38,278
Cost of units redeemed		(25,360)	(60,621)
Account charges		(19)	(58)
Increase (decrease)		258,702	(22,401)
Net increase (decrease)		273,323	2,814
Net assets, beginning		152,232	149,418
Net assets, ending		$425,555	$152,232

Units sold		204,598	30,147
Units redeemed		(17,186)	(45,931)
Net increase (decrease)		187,412	(15,784)
Units outstanding, beginning		113,222	129,006
Units outstanding, ending		300,634	113,222

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$706,054
Cost of units redeemed/account charges			(328,757)
Net investment income (loss)			7,854
Net realized gain (loss)			5,527
Realized gain distributions			45,854
Net change in unrealized appreciation (depreciation)			(10,977)
Net assets			$425,555

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	301	$426	1.25%	5.3%	12/31/2024	$1.44	0	$0	1.00%	5.5%	12/31/2024	$1.47	0	$0	0.75%	5.8%
12/31/2023	1.34	113	152	1.25%	16.1%	12/31/2023	1.37	0	0	1.00%	16.4%	12/31/2023	1.39	0	0	0.75%	16.7%
12/31/2022	1.16	129	149	1.25%	-24.5%	12/31/2022	1.17	0	0	1.00%	-24.3%	12/31/2022	1.19	0	0	0.75%	-24.2%
12/31/2021	1.53	150	230	1.25%	11.8%	12/31/2021	1.55	0	0	1.00%	12.0%	12/31/2021	1.57	0	0	0.75%	12.3%
12/31/2020	1.37	151	207	1.25%	18.3%	12/31/2020	1.39	0	0	1.00%	18.6%	12/31/2020	1.40	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	6.1%	12/31/2024	$1.53	0	$0	0.25%	6.3%	12/31/2024	$1.56	0	$0	0.00%	6.6%
12/31/2023	1.41	0	0	0.50%	17.0%	12/31/2023	1.44	0	0	0.25%	17.2%	12/31/2023	1.46	0	0	0.00%	17.5%
12/31/2022	1.21	0	0	0.50%	-24.0%	12/31/2022	1.22	0	0	0.25%	-23.8%	12/31/2022	1.24	0	0	0.00%	-23.6%
12/31/2021	1.59	0	0	0.50%	12.6%	12/31/2021	1.61	0	0	0.25%	12.9%	12/31/2021	1.62	0	0	0.00%	13.2%
12/31/2020	1.41	0	0	0.50%	19.2%	12/31/2020	1.42	0	0	0.25%	19.5%	12/31/2020	1.44	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	1.6%
2022	0.5%
2021	1.4%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$816,994	$828,966	21,846
Receivables: investments sold	300
Payables: investments purchased	-
Net assets	$817,294

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$817,294	307,150	$2.66
Band 100	-	-	2.71
Band 75	-	-	2.76
Band 50	-	-	2.82
Band 25	-	-	2.87
Band 0	-	-	2.92
Total	$817,294	307,150

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,024
Mortality & expense charges			(4,301)
Net investment income (loss)			(277)

Gain (loss) on investments:
Net realized gain (loss)			7,680
Realized gain distributions			89,915
Net change in unrealized appreciation (depreciation)			(33,392)
Net gain (loss)			64,203

Increase (decrease) in net assets from operations			$63,926

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(277)	$(844)
Net realized gain (loss)		7,680	83
Realized gain distributions		89,915	4,857
Net change in unrealized appreciation (depreciation)		(33,392)	21,420

Increase (decrease) in net assets from operations		63,926	25,516

Contract owner transactions:
Proceeds from units sold		1,114,155	150,203
Cost of units redeemed		(536,472)	-
Account charges		(34)	-
Increase (decrease)		577,649	150,203
Net increase (decrease)		641,575	175,719
Net assets, beginning		175,719	-
Net assets, ending		$817,294	$175,719

Units sold		433,278	83,346
Units redeemed		(209,474)	-
Net increase (decrease)		223,804	83,346
Units outstanding, beginning		83,346	-
Units outstanding, ending		307,150	83,346

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,264,358
Cost of units redeemed/account charges			(536,506)
Net investment income (loss)			(1,121)
Net realized gain (loss)			7,763
Realized gain distributions			94,772
Net change in unrealized appreciation (depreciation)			(11,972)
Net assets			$817,294

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.66	307	$817	1.25%	26.2%	12/31/2024	$2.71	0	$0	1.00%	26.5%	12/31/2024	$2.76	0	$0	0.75%	26.8%
12/31/2023	2.11	83	176	1.25%	26.7%	12/31/2023	2.14	0	0	1.00%	27.0%	12/31/2023	2.18	0	0	0.75%	27.4%
12/31/2022	1.66	0	0	1.25%	-20.8%	12/31/2022	1.69	0	0	1.00%	-20.6%	12/31/2022	1.71	0	0	0.75%	-20.4%
12/31/2021	2.10	0	0	1.25%	26.8%	12/31/2021	2.12	0	0	1.00%	27.1%	12/31/2021	2.15	0	0	0.75%	27.5%
12/31/2020	1.66	0	0	1.25%	25.8%	12/31/2020	1.67	0	0	1.00%	26.2%	12/31/2020	1.69	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.82	0	$0	0.50%	27.2%	12/31/2024	$2.87	0	$0	0.25%	27.5%	12/31/2024	$2.92	0	$0	0.00%	27.8%
12/31/2023	2.21	0	0	0.50%	27.7%	12/31/2023	2.25	0	0	0.25%	28.0%	12/31/2023	2.29	0	0	0.00%	28.3%
12/31/2022	1.73	0	0	0.50%	-20.2%	12/31/2022	1.76	0	0	0.25%	-20.0%	12/31/2022	1.78	0	0	0.00%	-19.8%
12/31/2021	2.17	0	0	0.50%	27.8%	12/31/2021	2.20	0	0	0.25%	28.1%	12/31/2021	2.22	0	0	0.00%	28.4%
12/31/2020	1.70	0	0	0.50%	26.8%	12/31/2020	1.72	0	0	0.25%	27.1%	12/31/2020	1.73	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,552	$41,643	4,118
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$43,569

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,569	35,738	$1.22
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$43,569	35,738

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,398
Mortality & expense charges			(521)
Net investment income (loss)			877

Gain (loss) on investments:
Net realized gain (loss)			247
Realized gain distributions			3
Net change in unrealized appreciation (depreciation)			517
Net gain (loss)			767

Increase (decrease) in net assets from operations			$1,644

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$877	$786
Net realized gain (loss)		247	(563)
Realized gain distributions		3	-
Net change in unrealized appreciation (depreciation)		517	4,179

Increase (decrease) in net assets from operations		1,644	4,402

Contract owner transactions:
Proceeds from units sold		6,359	125,004
Cost of units redeemed		(2,641)	(103,266)
Account charges		(53)	(92)
Increase (decrease)		3,665	21,646
Net increase (decrease)		5,309	26,048
Net assets, beginning		38,260	12,212
Net assets, ending		$43,569	$38,260

Units sold		5,257	113,467
Units redeemed		(2,200)	(92,094)
Net increase (decrease)		3,057	21,373
Units outstanding, beginning		32,681	11,308
Units outstanding, ending		35,738	32,681

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$146,556
Cost of units redeemed/account charges			(107,533)
Net investment income (loss)			2,146
Net realized gain (loss)			(570)
Realized gain distributions			1,061
Net change in unrealized appreciation (depreciation)			1,909
Net assets			$43,569

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	36	$44	1.25%	4.1%	12/31/2024	$1.26	0	$0	1.00%	4.4%	12/31/2024	$1.26	0	$0	0.75%	4.7%
12/31/2023	1.17	33	38	1.25%	8.4%	12/31/2023	1.20	0	0	1.00%	8.7%	12/31/2023	1.21	0	0	0.75%	8.9%
12/31/2022	1.08	11	12	1.25%	-14.2%	12/31/2022	1.11	0	0	1.00%	-14.0%	12/31/2022	1.11	0	0	0.75%	-13.8%
12/31/2021	1.26	10	12	1.25%	4.2%	12/31/2021	1.29	0	0	1.00%	4.5%	12/31/2021	1.29	0	0	0.75%	4.8%
12/31/2020	1.21	0	0	1.25%	9.6%	12/31/2020	1.23	0	0	1.00%	9.9%	12/31/2020	1.23	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	4.9%	12/31/2024	$1.31	0	$0	0.25%	5.2%	12/31/2024	$1.33	0	$0	0.00%	5.5%
12/31/2023	1.23	0	0	0.50%	9.2%	12/31/2023	1.24	0	0	0.25%	9.5%	12/31/2023	1.26	0	0	0.00%	9.8%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.15	0	0	0.00%	-13.1%
12/31/2021	1.30	0	0	0.50%	5.0%	12/31/2021	1.31	0	0	0.25%	5.3%	12/31/2021	1.33	0	0	0.00%	5.5%
12/31/2020	1.24	0	0	0.50%	10.4%	12/31/2020	1.25	0	0	0.25%	10.7%	12/31/2020	1.26	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	5.5%
2022	3.3%
2021	5.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,383	$235,697	23,137
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$242,478

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$242,478	190,193	$1.27
Band 100	-	-	1.32
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$242,478	190,193

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,274
Mortality & expense charges			(2,732)
Net investment income (loss)			4,542

Gain (loss) on investments:
Net realized gain (loss)			231
Realized gain distributions			3,182
Net change in unrealized appreciation (depreciation)			2,058
Net gain (loss)			5,471

Increase (decrease) in net assets from operations			$10,013

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,542	$3,345
Net realized gain (loss)		231	(373)
Realized gain distributions		3,182	157
Net change in unrealized appreciation (depreciation)		2,058	9,705

Increase (decrease) in net assets from operations		10,013	12,834

Contract owner transactions:
Proceeds from units sold		48,662	150,721
Cost of units redeemed		(2,859)	(1,448)
Account charges		(57)	(53)
Increase (decrease)		45,746	149,220
Net increase (decrease)		55,759	162,054
Net assets, beginning		186,719	24,665
Net assets, ending		$242,478	$186,719

Units sold		38,544	132,864
Units redeemed		(2,246)	(1,296)
Net increase (decrease)		36,298	131,568
Units outstanding, beginning		153,895	22,327
Units outstanding, ending		190,193	153,895

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$228,782
Cost of units redeemed/account charges			(6,547)
Net investment income (loss)			8,740
Net realized gain (loss)			(319)
Realized gain distributions			5,136
Net change in unrealized appreciation (depreciation)			6,686
Net assets			$242,478

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	190	$242	1.25%	5.1%	12/31/2024	$1.32	0	$0	1.00%	5.3%	12/31/2024	$1.32	0	$0	0.75%	5.6%
12/31/2023	1.21	154	187	1.25%	9.8%	12/31/2023	1.25	0	0	1.00%	10.1%	12/31/2023	1.25	0	0	0.75%	10.4%
12/31/2022	1.10	22	25	1.25%	-15.6%	12/31/2022	1.13	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	13	17	1.25%	5.9%	12/31/2021	1.34	0	0	1.00%	6.1%	12/31/2021	1.34	0	0	0.75%	6.4%
12/31/2020	1.24	0	0	1.25%	10.9%	12/31/2020	1.26	0	0	1.00%	11.2%	12/31/2020	1.26	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	5.9%	12/31/2024	$1.37	0	$0	0.25%	6.1%	12/31/2024	$1.39	0	$0	0.00%	6.4%
12/31/2023	1.27	0	0	0.50%	10.7%	12/31/2023	1.29	0	0	0.25%	10.9%	12/31/2023	1.31	0	0	0.00%	11.2%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.5%
12/31/2021	1.35	0	0	0.50%	6.6%	12/31/2021	1.36	0	0	0.25%	6.9%	12/31/2021	1.38	0	0	0.00%	7.2%
12/31/2020	1.27	0	0	0.50%	11.8%	12/31/2020	1.28	0	0	0.25%	12.0%	12/31/2020	1.29	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	4.7%
2022	3.9%
2021	4.9%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$421,745	$404,572	35,816
Receivables: investments sold	178
Payables: investments purchased	-
Net assets	$421,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$421,923	317,454	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$421,923	317,454

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,094
Mortality & expense charges			(5,456)
Net investment income (loss)			6,638

Gain (loss) on investments:
Net realized gain (loss)			14,852
Realized gain distributions			9,429
Net change in unrealized appreciation (depreciation)			(8,551)
Net gain (loss)			15,730

Increase (decrease) in net assets from operations			$22,368

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,638	$6,168
Net realized gain (loss)		14,852	3,700
Realized gain distributions		9,429	376
Net change in unrealized appreciation (depreciation)		(8,551)	25,837

Increase (decrease) in net assets from operations		22,368	36,081

Contract owner transactions:
Proceeds from units sold		213,931	489,424
Cost of units redeemed		(220,333)	(121,078)
Account charges		(113)	(120)
Increase (decrease)		(6,515)	368,226
Net increase (decrease)		15,853	404,307
Net assets, beginning		406,070	1,763
Net assets, ending		$421,923	$406,070

Units sold		156,314	424,892
Units redeemed		(163,017)	(102,300)
Net increase (decrease)		(6,703)	322,592
Units outstanding, beginning		324,157	1,565
Units outstanding, ending		317,454	324,157

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$705,166
Cost of units redeemed/account charges			(341,644)
Net investment income (loss)			12,852
Net realized gain (loss)			18,551
Realized gain distributions			9,825
Net change in unrealized appreciation (depreciation)			17,173
Net assets			$421,923

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	317	$422	1.25%	6.1%	12/31/2024	$1.37	0	$0	1.00%	6.4%	12/31/2024	$1.38	0	$0	0.75%	6.6%
12/31/2023	1.25	324	406	1.25%	11.2%	12/31/2023	1.29	0	0	1.00%	11.5%	12/31/2023	1.29	0	0	0.75%	11.8%
12/31/2022	1.13	2	2	1.25%	-17.0%	12/31/2022	1.16	0	0	1.00%	-16.8%	12/31/2022	1.16	0	0	0.75%	-16.6%
12/31/2021	1.36	0	0	1.25%	7.5%	12/31/2021	1.39	0	0	1.00%	7.8%	12/31/2021	1.39	0	0	0.75%	8.0%
12/31/2020	1.26	0	0	1.25%	12.1%	12/31/2020	1.29	0	0	1.00%	12.4%	12/31/2020	1.28	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	6.9%	12/31/2024	$1.43	0	$0	0.25%	7.2%	12/31/2024	$1.45	0	$0	0.00%	7.4%
12/31/2023	1.31	0	0	0.50%	12.1%	12/31/2023	1.33	0	0	0.25%	12.3%	12/31/2023	1.35	0	0	0.00%	12.6%
12/31/2022	1.17	0	0	0.50%	-16.4%	12/31/2022	1.19	0	0	0.25%	-16.2%	12/31/2022	1.20	0	0	0.00%	-16.0%
12/31/2021	1.40	0	0	0.50%	8.3%	12/31/2021	1.41	0	0	0.25%	8.6%	12/31/2021	1.43	0	0	0.00%	8.8%
12/31/2020	1.29	0	0	0.50%	13.0%	12/31/2020	1.30	0	0	0.25%	13.2%	12/31/2020	1.31	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	5.0%
2022	6.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$625,996	$653,382	49,426
Receivables: investments sold	240
Payables: investments purchased	-
Net assets	$626,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$626,236	454,006	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$626,236	454,006

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,410
Mortality & expense charges			(7,903)
Net investment income (loss)			8,507

Gain (loss) on investments:
Net realized gain (loss)			474
Realized gain distributions			9,729
Net change in unrealized appreciation (depreciation)			8,335
Net gain (loss)			18,538

Increase (decrease) in net assets from operations			$27,045

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,507	$5,751
Net realized gain (loss)		474	(47,969)
Realized gain distributions		9,729	123
Net change in unrealized appreciation (depreciation)		8,335	102,774

Increase (decrease) in net assets from operations		27,045	60,679

Contract owner transactions:
Proceeds from units sold		613,038	188,590
Cost of units redeemed		(527,639)	(211,143)
Account charges		(99)	(58)
Increase (decrease)		85,300	(22,611)
Net increase (decrease)		112,345	38,068
Net assets, beginning		513,891	475,823
Net assets, ending		$626,236	$513,891

Units sold		431,962	158,126
Units redeemed		(376,285)	(173,932)
Net increase (decrease)		55,677	(15,806)
Units outstanding, beginning		398,329	414,135
Units outstanding, ending		454,006	398,329

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,433,956
Cost of units redeemed/account charges			(815,510)
Net investment income (loss)			31,111
Net realized gain (loss)			(60,067)
Realized gain distributions			64,132
Net change in unrealized appreciation (depreciation)			(27,386)
Net assets			$626,236

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	454	$626	1.25%	6.9%	12/31/2024	$1.42	0	$0	1.00%	7.2%	12/31/2024	$1.43	0	$0	0.75%	7.5%
12/31/2023	1.29	398	514	1.25%	12.3%	12/31/2023	1.33	0	0	1.00%	12.6%	12/31/2023	1.33	0	0	0.75%	12.8%
12/31/2022	1.15	414	476	1.25%	-17.6%	12/31/2022	1.18	0	0	1.00%	-17.4%	12/31/2022	1.18	0	0	0.75%	-17.2%
12/31/2021	1.39	375	524	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.42	0	0	0.75%	9.2%
12/31/2020	1.28	0	0	1.25%	13.0%	12/31/2020	1.31	0	0	1.00%	13.2%	12/31/2020	1.30	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	7.7%	12/31/2024	$1.48	0	$0	0.25%	8.0%	12/31/2024	$1.51	0	$0	0.00%	8.3%
12/31/2023	1.35	0	0	0.50%	13.1%	12/31/2023	1.37	0	0	0.25%	13.4%	12/31/2023	1.39	0	0	0.00%	13.7%
12/31/2022	1.19	0	0	0.50%	-17.0%	12/31/2022	1.21	0	0	0.25%	-16.8%	12/31/2022	1.22	0	0	0.00%	-16.6%
12/31/2021	1.44	0	0	0.50%	9.5%	12/31/2021	1.45	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.0%
12/31/2020	1.31	0	0	0.50%	13.8%	12/31/2020	1.32	0	0	0.25%	14.1%	12/31/2020	1.33	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.5%
2022	2.8%
2021	4.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,164,493	$1,119,479	81,745
Receivables: investments sold	386
Payables: investments purchased	-
Net assets	$1,164,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,164,879	802,229	$1.45
Band 100	-	-	1.50
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$1,164,879	802,229

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,419
Mortality & expense charges			(13,767)
Net investment income (loss)			14,652

Gain (loss) on investments:
Net realized gain (loss)			22,973
Realized gain distributions			9,700
Net change in unrealized appreciation (depreciation)			28,017
Net gain (loss)			60,690

Increase (decrease) in net assets from operations			$75,342

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,652	$10,972
Net realized gain (loss)		22,973	(37,713)
Realized gain distributions		9,700	279
Net change in unrealized appreciation (depreciation)		28,017	129,139

Increase (decrease) in net assets from operations		75,342	102,677

Contract owner transactions:
Proceeds from units sold		516,451	601,181
Cost of units redeemed		(391,711)	(167,631)
Account charges		(364)	(615)
Increase (decrease)		124,376	432,935
Net increase (decrease)		199,718	535,612
Net assets, beginning		965,161	429,549
Net assets, ending		$1,164,879	$965,161

Units sold		349,898	498,680
Units redeemed		(265,167)	(143,483)
Net increase (decrease)		84,731	355,197
Units outstanding, beginning		717,498	362,301
Units outstanding, ending		802,229	717,498

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,695,121
Cost of units redeemed/account charges			(649,831)
Net investment income (loss)			38,445
Net realized gain (loss)			(23,400)
Realized gain distributions			59,530
Net change in unrealized appreciation (depreciation)			45,014
Net assets			$1,164,879

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	802	$1,165	1.25%	7.9%	12/31/2024	$1.50	0	$0	1.00%	8.2%	12/31/2024	$1.50	0	$0	0.75%	8.5%
12/31/2023	1.35	717	965	1.25%	13.5%	12/31/2023	1.38	0	0	1.00%	13.7%	12/31/2023	1.39	0	0	0.75%	14.0%
12/31/2022	1.19	362	430	1.25%	-17.8%	12/31/2022	1.22	0	0	1.00%	-17.6%	12/31/2022	1.22	0	0	0.75%	-17.4%
12/31/2021	1.44	295	426	1.25%	10.0%	12/31/2021	1.48	0	0	1.00%	10.2%	12/31/2021	1.47	0	0	0.75%	10.5%
12/31/2020	1.31	0	0	1.25%	13.9%	12/31/2020	1.34	0	0	1.00%	14.2%	12/31/2020	1.33	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	8.8%	12/31/2024	$1.56	0	$0	0.25%	9.0%	12/31/2024	$1.59	0	$0	0.00%	9.3%
12/31/2023	1.41	0	0	0.50%	14.3%	12/31/2023	1.43	0	0	0.25%	14.6%	12/31/2023	1.45	0	0	0.00%	14.9%
12/31/2022	1.23	0	0	0.50%	-17.2%	12/31/2022	1.25	0	0	0.25%	-17.0%	12/31/2022	1.26	0	0	0.00%	-16.8%
12/31/2021	1.49	0	0	0.50%	10.8%	12/31/2021	1.50	0	0	0.25%	11.1%	12/31/2021	1.52	0	0	0.00%	11.3%
12/31/2020	1.34	0	0	0.50%	14.8%	12/31/2020	1.35	0	0	0.25%	15.0%	12/31/2020	1.36	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	3.0%
2022	2.6%
2021	4.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,214,724	$1,186,127	82,271
Receivables: investments sold	431
Payables: investments purchased	-
Net assets	$1,215,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,215,155	776,163	$1.57
Band 100	-	-	1.62
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$1,215,155	776,163

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,477
Mortality & expense charges			(12,598)
Net investment income (loss)			12,879

Gain (loss) on investments:
Net realized gain (loss)			46,463
Realized gain distributions			16,785
Net change in unrealized appreciation (depreciation)			(3,476)
Net gain (loss)			59,772

Increase (decrease) in net assets from operations			$72,651

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,879	$6,516
Net realized gain (loss)		46,463	(14,017)
Realized gain distributions		16,785	294
Net change in unrealized appreciation (depreciation)		(3,476)	110,976

Increase (decrease) in net assets from operations		72,651	103,769

Contract owner transactions:
Proceeds from units sold		1,146,935	415,112
Cost of units redeemed		(834,826)	(90,642)
Account charges		(310)	(330)
Increase (decrease)		311,799	324,140
Net increase (decrease)		384,450	427,909
Net assets, beginning		830,705	402,796
Net assets, ending		$1,215,155	$830,705

Units sold		714,022	323,715
Units redeemed		(519,656)	(67,784)
Net increase (decrease)		194,366	255,931
Units outstanding, beginning		581,797	325,866
Units outstanding, ending		776,163	581,797

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,578,819
Cost of units redeemed/account charges			(1,424,760)
Net investment income (loss)			31,096
Net realized gain (loss)			(115,160)
Realized gain distributions			116,563
Net change in unrealized appreciation (depreciation)			28,597
Net assets			$1,215,155

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	776	$1,215	1.25%	9.6%	12/31/2024	$1.62	0	$0	1.00%	9.9%	12/31/2024	$1.62	0	$0	0.75%	10.2%
12/31/2023	1.43	582	831	1.25%	15.5%	12/31/2023	1.47	0	0	1.00%	15.8%	12/31/2023	1.47	0	0	0.75%	16.1%
12/31/2022	1.24	326	403	1.25%	-18.5%	12/31/2022	1.27	0	0	1.00%	-18.3%	12/31/2022	1.27	0	0	0.75%	-18.1%
12/31/2021	1.52	551	835	1.25%	12.7%	12/31/2021	1.55	0	0	1.00%	13.0%	12/31/2021	1.55	0	0	0.75%	13.2%
12/31/2020	1.35	0	0	1.25%	15.3%	12/31/2020	1.37	0	0	1.00%	15.6%	12/31/2020	1.37	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	10.5%	12/31/2024	$1.68	0	$0	0.25%	10.8%	12/31/2024	$1.71	0	$0	0.00%	11.0%
12/31/2023	1.49	0	0	0.50%	16.4%	12/31/2023	1.52	0	0	0.25%	16.7%	12/31/2023	1.54	0	0	0.00%	17.0%
12/31/2022	1.28	0	0	0.50%	-17.9%	12/31/2022	1.30	0	0	0.25%	-17.7%	12/31/2022	1.32	0	0	0.00%	-17.5%
12/31/2021	1.56	0	0	0.50%	13.5%	12/31/2021	1.58	0	0	0.25%	13.8%	12/31/2021	1.60	0	0	0.00%	14.1%
12/31/2020	1.38	0	0	0.50%	16.2%	12/31/2020	1.39	0	0	0.25%	16.5%	12/31/2020	1.40	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.4%
2022	1.2%
2021	4.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,559,880	$1,425,815	99,684
Receivables: investments sold	105,840
Payables: investments purchased	-
Net assets	$1,665,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,665,720	1,002,667	$1.66
Band 100	-	-	1.71
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$1,665,720	1,002,667

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,122
Mortality & expense charges			(16,324)
Net investment income (loss)			10,798

Gain (loss) on investments:
Net realized gain (loss)			19,554
Realized gain distributions			18,497
Net change in unrealized appreciation (depreciation)			76,581
Net gain (loss)			114,632

Increase (decrease) in net assets from operations			$125,430

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,798	$5,157
Net realized gain (loss)		19,554	(50,401)
Realized gain distributions		18,497	448
Net change in unrealized appreciation (depreciation)		76,581	215,235

Increase (decrease) in net assets from operations		125,430	170,439

Contract owner transactions:
Proceeds from units sold		828,984	733,203
Cost of units redeemed		(446,945)	(241,535)
Account charges		(818)	(688)
Increase (decrease)		381,221	490,980
Net increase (decrease)		506,651	661,419
Net assets, beginning		1,159,069	497,650
Net assets, ending		$1,665,720	$1,159,069

Units sold		491,004	561,023
Units redeemed		(268,297)	(174,692)
Net increase (decrease)		222,707	386,331
Units outstanding, beginning		779,960	393,629
Units outstanding, ending		1,002,667	779,960

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,398,120
Cost of units redeemed/account charges			(945,195)
Net investment income (loss)			30,454
Net realized gain (loss)			(57,191)
Realized gain distributions			105,467
Net change in unrealized appreciation (depreciation)			134,065
Net assets			$1,665,720

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	1,003	$1,666	1.25%	11.8%	12/31/2024	$1.71	0	$0	1.00%	12.1%	12/31/2024	$1.72	0	$0	0.75%	12.4%
12/31/2023	1.49	780	1,159	1.25%	17.5%	12/31/2023	1.53	0	0	1.00%	17.8%	12/31/2023	1.53	0	0	0.75%	18.1%
12/31/2022	1.26	394	498	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	447	699	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	12.6%	12/31/2024	$1.78	0	$0	0.25%	12.9%	12/31/2024	$1.82	0	$0	0.00%	13.2%
12/31/2023	1.56	0	0	0.50%	18.4%	12/31/2023	1.58	0	0	0.25%	18.7%	12/31/2023	1.60	0	0	0.00%	19.0%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.65	0	0	0.00%	16.3%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.1%
2022	1.8%
2021	4.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$999,912	$928,436	74,042
Receivables: investments sold	406
Payables: investments purchased	-
Net assets	$1,000,318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,000,318	595,343	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$1,000,318	595,343

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,050
Mortality & expense charges			(9,423)
Net investment income (loss)			6,627

Gain (loss) on investments:
Net realized gain (loss)			7,467
Realized gain distributions			2,604
Net change in unrealized appreciation (depreciation)			51,500
Net gain (loss)			61,571

Increase (decrease) in net assets from operations			$68,198

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,627	$2,575
Net realized gain (loss)		7,467	(11,522)
Realized gain distributions		2,604	1,498
Net change in unrealized appreciation (depreciation)		51,500	84,665

Increase (decrease) in net assets from operations		68,198	77,216

Contract owner transactions:
Proceeds from units sold		663,330	303,986
Cost of units redeemed		(294,525)	(69,388)
Account charges		(223)	(463)
Increase (decrease)		368,582	234,135
Net increase (decrease)		436,780	311,351
Net assets, beginning		563,538	252,187
Net assets, ending		$1,000,318	$563,538

Units sold		389,161	228,921
Units redeemed		(171,362)	(50,934)
Net increase (decrease)		217,799	177,987
Units outstanding, beginning		377,544	199,557
Units outstanding, ending		595,343	377,544

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,384,175
Cost of units redeemed/account charges			(489,257)
Net investment income (loss)			16,064
Net realized gain (loss)			(23,466)
Realized gain distributions			41,326
Net change in unrealized appreciation (depreciation)			71,476
Net assets			$1,000,318

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	595	$1,000	1.25%	12.6%	12/31/2024	$1.73	0	$0	1.00%	12.9%	12/31/2024	$1.74	0	$0	0.75%	13.1%
12/31/2023	1.49	378	564	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	200	252	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	195	304	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	13.4%	12/31/2024	$1.80	0	$0	0.25%	13.7%	12/31/2024	$1.84	0	$0	0.00%	14.0%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.41	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.0%
2022	1.9%
2021	4.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,006,508	$957,734	74,413
Receivables: investments sold	301
Payables: investments purchased	-
Net assets	$1,006,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,006,809	599,730	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$1,006,809	599,730

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,196
Mortality & expense charges			(10,764)
Net investment income (loss)			5,432

Gain (loss) on investments:
Net realized gain (loss)			2,330
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			77,068
Net gain (loss)			81,986

Increase (decrease) in net assets from operations			$87,418

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,432	$2,299
Net realized gain (loss)		2,330	(28,184)
Realized gain distributions		2,588	1,250
Net change in unrealized appreciation (depreciation)		77,068	124,930

Increase (decrease) in net assets from operations		87,418	100,295

Contract owner transactions:
Proceeds from units sold		370,509	175,465
Cost of units redeemed		(114,737)	(148,083)
Account charges		(219)	(298)
Increase (decrease)		255,553	27,084
Net increase (decrease)		342,971	127,379
Net assets, beginning		663,838	536,459
Net assets, ending		$1,006,809	$663,838

Units sold		222,351	127,922
Units redeemed		(67,578)	(107,594)
Net increase (decrease)		154,773	20,328
Units outstanding, beginning		444,957	424,629
Units outstanding, ending		599,730	444,957

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,325,308
Cost of units redeemed/account charges			(416,373)
Net investment income (loss)			22,643
Net realized gain (loss)			(49,330)
Realized gain distributions			75,787
Net change in unrealized appreciation (depreciation)			48,774
Net assets			$1,006,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	600	$1,007	1.25%	12.5%	12/31/2024	$1.73	0	$0	1.00%	12.8%	12/31/2024	$1.74	0	$0	0.75%	13.1%
12/31/2023	1.49	445	664	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	425	536	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	401	627	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.3%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	13.4%	12/31/2024	$1.80	0	$0	0.25%	13.7%	12/31/2024	$1.84	0	$0	0.00%	13.9%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.6%
2022	2.0%
2021	4.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,054,394	$974,178	69,756
Receivables: investments sold	324
Payables: investments purchased	-
Net assets	$1,054,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,054,718	627,723	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$1,054,718	627,723

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,654
Mortality & expense charges			(12,427)
Net investment income (loss)			4,227

Gain (loss) on investments:
Net realized gain (loss)			18,045
Realized gain distributions			1,613
Net change in unrealized appreciation (depreciation)			82,219
Net gain (loss)			101,877

Increase (decrease) in net assets from operations			$106,104

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,227	$3,645
Net realized gain (loss)		18,045	(13,221)
Realized gain distributions		1,613	3,616
Net change in unrealized appreciation (depreciation)		82,219	115,377

Increase (decrease) in net assets from operations		106,104	109,417

Contract owner transactions:
Proceeds from units sold		350,522	298,340
Cost of units redeemed		(222,330)	(75,564)
Account charges		(235)	(388)
Increase (decrease)		127,957	222,388
Net increase (decrease)		234,061	331,805
Net assets, beginning		820,657	488,852
Net assets, ending		$1,054,718	$820,657

Units sold		210,189	218,628
Units redeemed		(132,272)	(55,630)
Net increase (decrease)		77,917	162,998
Units outstanding, beginning		549,806	386,808
Units outstanding, ending		627,723	549,806

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,383,295
Cost of units redeemed/account charges			(468,854)
Net investment income (loss)			20,421
Net realized gain (loss)			(31,015)
Realized gain distributions			70,655
Net change in unrealized appreciation (depreciation)			80,216
Net assets			$1,054,718

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	628	$1,055	1.25%	12.6%	12/31/2024	$1.73	0	$0	1.00%	12.9%	12/31/2024	$1.74	0	$0	0.75%	13.1%
12/31/2023	1.49	550	821	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.26	387	489	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	346	541	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	13.4%	12/31/2024	$1.80	0	$0	0.25%	13.7%	12/31/2024	$1.84	0	$0	0.00%	14.0%
12/31/2023	1.56	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.8%
2022	2.0%
2021	4.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$177,695	$166,729	12,899
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$177,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,755	105,599	$1.68
Band 100	-	-	1.74
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$177,755	105,599

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,796
Mortality & expense charges			(1,468)
Net investment income (loss)			1,328

Gain (loss) on investments:
Net realized gain (loss)			735
Realized gain distributions			407
Net change in unrealized appreciation (depreciation)			6,679
Net gain (loss)			7,821

Increase (decrease) in net assets from operations			$9,149

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,328	$468
Net realized gain (loss)		735	(32)
Realized gain distributions		407	325
Net change in unrealized appreciation (depreciation)		6,679	6,177

Increase (decrease) in net assets from operations		9,149	6,938

Contract owner transactions:
Proceeds from units sold		134,240	40,261
Cost of units redeemed		(33,560)	(696)
Account charges		-	-
Increase (decrease)		100,680	39,565
Net increase (decrease)		109,829	46,503
Net assets, beginning		67,926	21,423
Net assets, ending		$177,755	$67,926

Units sold		79,629	29,015
Units redeemed		(19,445)	(521)
Net increase (decrease)		60,184	28,494
Units outstanding, beginning		45,415	16,921
Units outstanding, ending		105,599	45,415

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$201,173
Cost of units redeemed/account charges			(37,862)
Net investment income (loss)			2,225
Net realized gain (loss)			(412)
Realized gain distributions			1,665
Net change in unrealized appreciation (depreciation)			10,966
Net assets			$177,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	106	$178	1.25%	12.5%	12/31/2024	$1.74	0	$0	1.00%	12.8%	12/31/2024	$1.74	0	$0	0.75%	13.1%
12/31/2023	1.50	45	68	1.25%	18.1%	12/31/2023	1.54	0	0	1.00%	18.4%	12/31/2023	1.54	0	0	0.75%	18.7%
12/31/2022	1.27	17	21	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.57	3	5	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.39	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	13.4%	12/31/2024	$1.81	0	$0	0.25%	13.7%	12/31/2024	$1.84	0	$0	0.00%	14.0%
12/31/2023	1.57	0	0	0.50%	19.0%	12/31/2023	1.59	0	0	0.25%	19.3%	12/31/2023	1.61	0	0	0.00%	19.6%
12/31/2022	1.32	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.62	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.40	0	0	0.50%	17.1%	12/31/2020	1.41	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.2%
2022	3.6%
2021	4.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,806	$3,746	371
Receivables: investments sold	-
Payables: investments purchased	(75)
Net assets	$3,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,731	3,273	$1.14
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$3,731	3,273

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$105
Mortality & expense charges			(34)
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11
Net gain (loss)			12

Increase (decrease) in net assets from operations			$83

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$30
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11	49

Increase (decrease) in net assets from operations		83	79

Contract owner transactions:
Proceeds from units sold		2,148	1,497
Cost of units redeemed		(76)	-
Account charges		-	-
Increase (decrease)		2,072	1,497
Net increase (decrease)		2,155	1,576
Net assets, beginning		1,576	-
Net assets, ending		$3,731	$1,576

Units sold		1,914	1,425
Units redeemed		(66)	-
Net increase (decrease)		1,848	1,425
Units outstanding, beginning		1,425	-
Units outstanding, ending		3,273	1,425

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,645
Cost of units redeemed/account charges			(76)
Net investment income (loss)			101
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60
Net assets			$3,731

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	3	$4	1.25%	3.1%	12/31/2024	$1.18	0	$0	1.00%	3.4%	12/31/2024	$1.18	0	$0	0.75%	3.6%
12/31/2023	1.11	1	2	1.25%	7.0%	12/31/2023	1.14	0	0	1.00%	7.2%	12/31/2023	1.14	0	0	0.75%	7.5%
12/31/2022	1.03	0	0	1.25%	-12.4%	12/31/2022	1.06	0	0	1.00%	-12.2%	12/31/2022	1.06	0	0	0.75%	-12.0%
12/31/2021	1.18	0	0	1.25%	1.9%	12/31/2021	1.21	0	0	1.00%	2.2%	12/31/2021	1.20	0	0	0.75%	2.5%
12/31/2020	1.16	0	0	1.25%	7.5%	12/31/2020	1.18	0	0	1.00%	7.8%	12/31/2020	1.18	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	3.9%	12/31/2024	$1.22	0	$0	0.25%	4.2%	12/31/2024	$1.25	0	$0	0.00%	4.4%
12/31/2023	1.16	0	0	0.50%	7.8%	12/31/2023	1.18	0	0	0.25%	8.0%	12/31/2023	1.19	0	0	0.00%	8.3%
12/31/2022	1.07	0	0	0.50%	-11.7%	12/31/2022	1.09	0	0	0.25%	-11.5%	12/31/2022	1.10	0	0	0.00%	-11.3%
12/31/2021	1.22	0	0	0.50%	2.7%	12/31/2021	1.23	0	0	0.25%	3.0%	12/31/2021	1.24	0	0	0.00%	3.2%
12/31/2020	1.19	0	0	0.50%	8.4%	12/31/2020	1.19	0	0	0.25%	8.6%	12/31/2020	1.20	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	5.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,873,518	$5,797,988	216,355
Receivables: investments sold	45,537
Payables: investments purchased	-
Net assets	$6,919,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,919,055	4,197,880	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$6,919,055	4,197,880

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$57,042
Mortality & expense charges			(84,811)
Net investment income (loss)			(27,769)

Gain (loss) on investments:
Net realized gain (loss)			150,470
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			292,560
Net gain (loss)			443,030

Increase (decrease) in net assets from operations			$415,261

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,769)	$(34,737)
Net realized gain (loss)		150,470	10,490
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		292,560	1,144,684

Increase (decrease) in net assets from operations		415,261	1,120,437

Contract owner transactions:
Proceeds from units sold		2,080,254	803,840
Cost of units redeemed		(1,045,369)	(699,835)
Account charges		(2,969)	(853)
Increase (decrease)		1,031,916	103,152
Net increase (decrease)		1,447,177	1,223,589
Net assets, beginning		5,471,878	4,248,289
Net assets, ending		$6,919,055	$5,471,878

Units sold		1,293,993	580,960
Units redeemed		(641,761)	(509,486)
Net increase (decrease)		652,232	71,474
Units outstanding, beginning		3,545,648	3,474,174
Units outstanding, ending		4,197,880	3,545,648

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,765,918
Cost of units redeemed/account charges			(4,269,184)
Net investment income (loss)			(194,318)
Net realized gain (loss)			354,611
Realized gain distributions			186,498
Net change in unrealized appreciation (depreciation)			1,075,530
Net assets			$6,919,055

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	4,198	$6,919	1.25%	6.8%	12/31/2024	$1.68	0	$0	1.00%	7.1%	12/31/2024	$1.71	0	$0	0.75%	7.3%
12/31/2023	1.54	3,546	5,472	1.25%	26.2%	12/31/2023	1.57	0	0	1.00%	26.5%	12/31/2023	1.59	0	0	0.75%	26.8%
12/31/2022	1.22	3,474	4,248	1.25%	-27.4%	12/31/2022	1.24	0	0	1.00%	-27.2%	12/31/2022	1.26	0	0	0.75%	-27.0%
12/31/2021	1.68	2,953	4,971	1.25%	11.0%	12/31/2021	1.70	0	0	1.00%	11.3%	12/31/2021	1.72	0	0	0.75%	11.6%
12/31/2020	1.52	2,774	4,206	1.25%	20.8%	12/31/2020	1.53	0	0	1.00%	21.1%	12/31/2020	1.54	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	7.6%	12/31/2024	$1.78	0	$0	0.25%	7.9%	12/31/2024	$1.81	0	$0	0.00%	8.2%
12/31/2023	1.62	0	0	0.50%	27.2%	12/31/2023	1.65	0	0	0.25%	27.5%	12/31/2023	1.67	0	0	0.00%	27.8%
12/31/2022	1.27	0	0	0.50%	-26.8%	12/31/2022	1.29	0	0	0.25%	-26.6%	12/31/2022	1.31	0	0	0.00%	-26.5%
12/31/2021	1.74	0	0	0.50%	11.9%	12/31/2021	1.76	0	0	0.25%	12.2%	12/31/2021	1.78	0	0	0.00%	12.4%
12/31/2020	1.56	0	0	0.50%	21.7%	12/31/2020	1.57	0	0	0.25%	22.1%	12/31/2020	1.58	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.5%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund Z Class - 06-FVK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.64
Band 100	-	-	2.69
Band 75	-	-	2.74
Band 50	-	-	2.79
Band 25	-	-	2.84
Band 0	-	-	2.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$809,813
Cost of units redeemed/account charges			(853,798)
Net investment income (loss)			(7,179)
Net realized gain (loss)			(57,144)
Realized gain distributions			108,308
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	0	$0	1.25%	33.7%	12/31/2024	$2.69	0	$0	1.00%	34.0%	12/31/2024	$2.74	0	$0	0.75%	34.4%
12/31/2023	1.97	0	0	1.25%	34.7%	12/31/2023	2.00	0	0	1.00%	35.1%	12/31/2023	2.04	0	0	0.75%	35.4%
12/31/2022	1.46	0	0	1.25%	-28.1%	12/31/2022	1.48	0	0	1.00%	-27.9%	12/31/2022	1.50	0	0	0.75%	-27.8%
12/31/2021	2.04	0	0	1.25%	23.2%	12/31/2021	2.06	0	0	1.00%	23.5%	12/31/2021	2.08	0	0	0.75%	23.9%
12/31/2020	1.65	0	0	1.25%	22.6%	12/31/2020	1.67	0	0	1.00%	22.9%	12/31/2020	1.68	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.79	0	$0	0.50%	34.7%	12/31/2024	$2.84	0	$0	0.25%	35.1%	12/31/2024	$2.90	0	$0	0.00%	35.4%
12/31/2023	2.07	0	0	0.50%	35.8%	12/31/2023	2.10	0	0	0.25%	36.1%	12/31/2023	2.14	0	0	0.00%	36.4%
12/31/2022	1.53	0	0	0.50%	-27.6%	12/31/2022	1.55	0	0	0.25%	-27.4%	12/31/2022	1.57	0	0	0.00%	-27.2%
12/31/2021	2.11	0	0	0.50%	24.2%	12/31/2021	2.13	0	0	0.25%	24.5%	12/31/2021	2.15	0	0	0.00%	24.8%
12/31/2020	1.70	0	0	0.50%	23.5%	12/31/2020	1.71	0	0	0.25%	23.8%	12/31/2020	1.73	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	6.5%	12/31/2024	$1.29	0	$0	1.00%	6.8%	12/31/2024	$1.32	0	$0	0.75%	7.1%
12/31/2023	1.19	0	0	1.25%	8.0%	12/31/2023	1.21	0	0	1.00%	8.3%	12/31/2023	1.23	0	0	0.75%	8.6%
12/31/2022	1.11	0	0	1.25%	-15.6%	12/31/2022	1.12	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	0	0	1.25%	17.5%	12/31/2021	1.32	0	0	1.00%	17.8%	12/31/2021	1.34	0	0	0.75%	18.1%
12/31/2020	1.11	0	0	1.25%	-2.3%	12/31/2020	1.12	0	0	1.00%	-2.1%	12/31/2020	1.13	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	7.3%	12/31/2024	$1.36	0	$0	0.25%	7.6%	12/31/2024	$1.39	0	$0	0.00%	7.9%
12/31/2023	1.25	0	0	0.50%	8.8%	12/31/2023	1.27	0	0	0.25%	9.1%	12/31/2023	1.29	0	0	0.00%	9.4%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.6%
12/31/2021	1.35	0	0	0.50%	18.4%	12/31/2021	1.36	0	0	0.25%	18.7%	12/31/2021	1.38	0	0	0.00%	19.0%
12/31/2020	1.14	0	0	0.50%	-1.6%	12/31/2020	1.15	0	0	0.25%	-1.3%	12/31/2020	1.16	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund Z Class - 06-FVM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,536,838	$14,232,486	1,446,044
Receivables: investments sold	41,522
Payables: investments purchased	-
Net assets	$13,578,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,578,360	12,833,140	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$13,578,360	12,833,140

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$556,072
Mortality & expense charges			(153,229)
Net investment income (loss)			402,843

Gain (loss) on investments:
Net realized gain (loss)			(204,768)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,207)
Net gain (loss)			(235,975)

Increase (decrease) in net assets from operations			$166,868

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$402,843	$286,105
Net realized gain (loss)		(204,768)	(177,979)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(31,207)	429,287

Increase (decrease) in net assets from operations		166,868	537,413

Contract owner transactions:
Proceeds from units sold		16,724,613	12,728,958
Cost of units redeemed		(13,360,612)	(11,490,598)
Account charges		(20,904)	(14,298)
Increase (decrease)		3,343,097	1,224,062
Net increase (decrease)		3,509,965	1,761,475
Net assets, beginning		10,068,395	8,306,920
Net assets, ending		$13,578,360	$10,068,395

Units sold		16,197,607	12,791,015
Units redeemed		(13,004,248)	(11,580,727)
Net increase (decrease)		3,193,359	1,210,288
Units outstanding, beginning		9,639,781	8,429,493
Units outstanding, ending		12,833,140	9,639,781

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$51,272,094
Cost of units redeemed/account charges			(37,403,524)
Net investment income (loss)			946,981
Net realized gain (loss)			(606,310)
Realized gain distributions			64,767
Net change in unrealized appreciation (depreciation)			(695,648)
Net assets			$13,578,360

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	12,833	$13,578	1.25%	1.3%	12/31/2024	$1.08	0	$0	1.00%	1.6%	12/31/2024	$1.10	0	$0	0.75%	1.8%
12/31/2023	1.04	9,640	10,068	1.25%	6.0%	12/31/2023	1.06	0	0	1.00%	6.3%	12/31/2023	1.08	0	0	0.75%	6.5%
12/31/2022	0.99	8,429	8,307	1.25%	-13.9%	12/31/2022	1.00	0	0	1.00%	-13.7%	12/31/2022	1.01	0	0	0.75%	-13.5%
12/31/2021	1.14	7,774	8,901	1.25%	-1.2%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.17	0	0	0.75%	-0.7%
12/31/2020	1.16	2,241	2,595	1.25%	8.1%	12/31/2020	1.17	0	0	1.00%	8.4%	12/31/2020	1.18	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	2.1%	12/31/2024	$1.14	0	$0	0.25%	2.3%	12/31/2024	$1.16	0	$0	0.00%	2.6%
12/31/2023	1.10	0	0	0.50%	6.8%	12/31/2023	1.11	0	0	0.25%	7.1%	12/31/2023	1.13	0	0	0.00%	7.3%
12/31/2022	1.03	0	0	0.50%	-13.3%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.06	0	0	0.00%	-12.8%
12/31/2021	1.18	0	0	0.50%	-0.4%	12/31/2021	1.20	0	0	0.25%	-0.2%	12/31/2021	1.21	0	0	0.00%	0.1%
12/31/2020	1.19	0	0	0.50%	8.9%	12/31/2020	1.20	0	0	0.25%	9.2%	12/31/2020	1.21	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	4.4%
2022	3.0%
2021	1.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund I Class - 06-34W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,228	$138,722	3,147
Receivables: investments sold	687
Payables: investments purchased	-
Net assets	$146,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,915	100,308	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.59
Total	$146,915	100,308

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,424
Mortality & expense charges			(2,045)
Net investment income (loss)			(621)

Gain (loss) on investments:
Net realized gain (loss)			6,196
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,790)
Net gain (loss)			4,406

Increase (decrease) in net assets from operations			$3,785

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(621)	$798
Net realized gain (loss)		6,196	23,197
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,790)	(22,914)

Increase (decrease) in net assets from operations		3,785	1,081

Contract owner transactions:
Proceeds from units sold		38,473	51,390
Cost of units redeemed		(42,892)	(168,685)
Account charges		(73)	(102)
Increase (decrease)		(4,492)	(117,397)
Net increase (decrease)		(707)	(116,316)
Net assets, beginning		147,622	263,938
Net assets, ending		$146,915	$147,622

Units sold		24,811	38,825
Units redeemed		(28,179)	(120,575)
Net increase (decrease)		(3,368)	(81,750)
Units outstanding, beginning		103,676	185,426
Units outstanding, ending		100,308	103,676

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$911,259
Cost of units redeemed/account charges			(882,487)
Net investment income (loss)			2,767
Net realized gain (loss)			107,870
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,506
Net assets			$146,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	100	$147	1.25%	2.9%	12/31/2024	$1.49	0	$0	1.00%	3.1%	12/31/2024	$1.52	0	$0	0.75%	3.4%
12/31/2023	1.42	104	148	1.25%	0.0%	12/31/2023	1.44	0	0	1.00%	0.3%	12/31/2023	1.47	0	0	0.75%	0.5%
12/31/2022	1.42	185	264	1.25%	60.4%	12/31/2022	1.44	0	0	1.00%	60.8%	12/31/2022	1.46	0	0	0.75%	61.2%
12/31/2021	0.89	163	145	1.25%	53.1%	12/31/2021	0.90	0	0	1.00%	53.5%	12/31/2021	0.90	0	0	0.75%	53.9%
12/31/2020	0.58	121	70	1.25%	-33.3%	12/31/2020	0.58	0	0	1.00%	-33.2%	12/31/2020	0.59	0	0	0.75%	-33.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	3.6%	12/31/2024	$1.57	0	$0	0.25%	3.9%	12/31/2024	$1.59	0	$0	0.00%	4.2%
12/31/2023	1.49	0	0	0.50%	0.8%	12/31/2023	1.51	0	0	0.25%	1.0%	12/31/2023	1.53	0	0	0.00%	1.3%
12/31/2022	1.48	0	0	0.50%	61.6%	12/31/2022	1.49	0	0	0.25%	62.0%	12/31/2022	1.51	0	0	0.00%	62.4%
12/31/2021	0.91	0	0	0.50%	54.2%	12/31/2021	0.92	0	0	0.25%	54.6%	12/31/2021	0.93	0	0	0.00%	55.0%
12/31/2020	0.59	0	0	0.50%	-32.8%	12/31/2020	0.60	0	0	0.25%	-32.7%	12/31/2020	0.60	0	0	0.00%	-32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.5%
2022	2.6%
2021	2.9%
2020	6.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund M Class - 06-34X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,935	$7,502	157
Receivables: investments sold	193
Payables: investments purchased	-
Net assets	$7,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,128	5,054	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$7,128	5,054

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$55
Mortality & expense charges			(1,822)
Net investment income (loss)			(1,767)

Gain (loss) on investments:
Net realized gain (loss)			3,761
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,527)
Net gain (loss)			(2,766)

Increase (decrease) in net assets from operations			$(4,533)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,767)	$(1,865)
Net realized gain (loss)		3,761	68,364
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,527)	(91,902)

Increase (decrease) in net assets from operations		(4,533)	(25,403)

Contract owner transactions:
Proceeds from units sold		933,479	92,803
Cost of units redeemed		(1,077,651)	(482,735)
Account charges		(75)	(34)
Increase (decrease)		(144,247)	(389,966)
Net increase (decrease)		(148,780)	(415,369)
Net assets, beginning		155,908	571,277
Net assets, ending		$7,128	$155,908

Units sold		622,745	65,744
Units redeemed		(730,821)	(365,141)
Net increase (decrease)		(108,076)	(299,397)
Units outstanding, beginning		113,130	412,527
Units outstanding, ending		5,054	113,130

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,585,660
Cost of units redeemed/account charges			(2,716,871)
Net investment income (loss)			14
Net realized gain (loss)			138,892
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(567)
Net assets			$7,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	5	$7	1.25%	2.3%	12/31/2024	$1.43	0	$0	1.00%	2.6%	12/31/2024	$1.46	0	$0	0.75%	2.9%
12/31/2023	1.38	113	156	1.25%	-0.5%	12/31/2023	1.40	0	0	1.00%	-0.2%	12/31/2023	1.42	0	0	0.75%	0.0%
12/31/2022	1.38	413	571	1.25%	59.5%	12/31/2022	1.40	0	0	1.00%	59.9%	12/31/2022	1.42	0	0	0.75%	60.3%
12/31/2021	0.87	157	136	1.25%	52.2%	12/31/2021	0.88	0	0	1.00%	52.6%	12/31/2021	0.88	0	0	0.75%	53.0%
12/31/2020	0.57	76	44	1.25%	-33.7%	12/31/2020	0.57	0	0	1.00%	-33.6%	12/31/2020	0.58	0	0	0.75%	-33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	3.1%	12/31/2024	$1.51	0	$0	0.25%	3.4%	12/31/2024	$1.54	0	$0	0.00%	3.6%
12/31/2023	1.44	0	0	0.50%	0.3%	12/31/2023	1.46	0	0	0.25%	0.5%	12/31/2023	1.48	0	0	0.00%	0.8%
12/31/2022	1.44	0	0	0.50%	60.7%	12/31/2022	1.45	0	0	0.25%	61.1%	12/31/2022	1.47	0	0	0.00%	61.5%
12/31/2021	0.89	0	0	0.50%	53.4%	12/31/2021	0.90	0	0	0.25%	53.8%	12/31/2021	0.91	0	0	0.00%	54.1%
12/31/2020	0.58	0	0	0.50%	-33.2%	12/31/2020	0.59	0	0	0.25%	-33.1%	12/31/2020	0.59	0	0	0.00%	-32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.7%
2022	2.8%
2021	2.3%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	1.25%	13.1%	12/31/2024	$1.65	0	$0	1.00%	13.4%	12/31/2024	$1.67	0	$0	0.75%	13.7%
12/31/2023	1.43	0	0	1.25%	21.2%	12/31/2023	1.45	0	0	1.00%	21.5%	12/31/2023	1.47	0	0	0.75%	21.8%
12/31/2022	1.18	0	0	1.25%	-11.5%	12/31/2022	1.19	0	0	1.00%	-11.3%	12/31/2022	1.21	0	0	0.75%	-11.1%
12/31/2021	1.34	0	0	1.25%	32.4%	12/31/2021	1.35	0	0	1.00%	32.8%	12/31/2021	1.36	0	0	0.75%	33.1%
12/31/2020	1.01	0	0	1.25%	-0.1%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	13.9%	12/31/2024	$1.73	0	$0	0.25%	14.2%	12/31/2024	$1.75	0	$0	0.00%	14.5%
12/31/2023	1.49	0	0	0.50%	22.1%	12/31/2023	1.51	0	0	0.25%	22.4%	12/31/2023	1.53	0	0	0.00%	22.7%
12/31/2022	1.22	0	0	0.50%	-10.9%	12/31/2022	1.23	0	0	0.25%	-10.6%	12/31/2022	1.25	0	0	0.00%	-10.4%
12/31/2021	1.37	0	0	0.50%	33.4%	12/31/2021	1.38	0	0	0.25%	33.8%	12/31/2021	1.39	0	0	0.00%	34.1%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	0.9%	12/31/2020	1.04	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Index Fund - 06-3HX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,836,509	$10,450,527	232,880
Receivables: investments sold	234,611
Payables: investments purchased	-
Net assets	$11,071,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,071,120	8,695,630	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$11,071,120	8,695,630

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$340,516
Mortality & expense charges			(130,829)
Net investment income (loss)			209,687

Gain (loss) on investments:
Net realized gain (loss)			164,437
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(189,277)
Net gain (loss)			(24,840)

Increase (decrease) in net assets from operations			$184,847

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$209,687	$163,880
Net realized gain (loss)		164,437	(13,887)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(189,277)	1,081,320

Increase (decrease) in net assets from operations		184,847	1,231,313

Contract owner transactions:
Proceeds from units sold		4,238,596	3,949,653
Cost of units redeemed		(3,038,164)	(1,945,543)
Account charges		(20,840)	(22,347)
Increase (decrease)		1,179,592	1,981,763
Net increase (decrease)		1,364,439	3,213,076
Net assets, beginning		9,706,681	6,493,605
Net assets, ending		$11,071,120	$9,706,681

Units sold		3,279,089	3,417,921
Units redeemed		(2,391,417)	(1,713,147)
Net increase (decrease)		887,672	1,704,774
Units outstanding, beginning		7,807,958	6,103,184
Units outstanding, ending		8,695,630	7,807,958

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,253,332
Cost of units redeemed/account charges			(10,466,330)
Net investment income (loss)			585,846
Net realized gain (loss)			312,290
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			385,982
Net assets			$11,071,120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	8,696	$11,071	1.25%	2.4%	12/31/2024	$1.29	0	$0	1.00%	2.7%	12/31/2024	$1.31	0	$0	0.75%	2.9%
12/31/2023	1.24	7,808	9,707	1.25%	16.8%	12/31/2023	1.26	0	0	1.00%	17.1%	12/31/2023	1.28	0	0	0.75%	17.4%
12/31/2022	1.06	6,103	6,494	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.09	0	0	0.75%	-14.9%
12/31/2021	1.26	3,196	4,015	1.25%	10.1%	12/31/2021	1.27	0	0	1.00%	10.3%	12/31/2021	1.28	0	0	0.75%	10.6%
12/31/2020	1.14	1,834	2,093	1.25%	6.8%	12/31/2020	1.15	0	0	1.00%	7.1%	12/31/2020	1.15	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	3.2%	12/31/2024	$1.36	0	$0	0.25%	3.4%	12/31/2024	$1.38	0	$0	0.00%	3.7%
12/31/2023	1.29	0	0	0.50%	17.7%	12/31/2023	1.31	0	0	0.25%	18.0%	12/31/2023	1.33	0	0	0.00%	18.3%
12/31/2022	1.10	0	0	0.50%	-14.7%	12/31/2022	1.11	0	0	0.25%	-14.5%	12/31/2022	1.12	0	0	0.00%	-14.2%
12/31/2021	1.29	0	0	0.50%	10.9%	12/31/2021	1.30	0	0	0.25%	11.2%	12/31/2021	1.31	0	0	0.00%	11.4%
12/31/2020	1.16	0	0	0.50%	7.6%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.3%
2022	3.3%
2021	3.9%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Mid Cap Index Fund - 06-3HW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,355,941	$22,791,099	810,666
Receivables: investments sold	20,266
Payables: investments purchased	-
Net assets	$27,376,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,376,207	16,602,910	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$27,376,207	16,602,910

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$310,730
Mortality & expense charges			(316,622)
Net investment income (loss)			(5,892)

Gain (loss) on investments:
Net realized gain (loss)			467,029
Realized gain distributions			305,414
Net change in unrealized appreciation (depreciation)			2,490,225
Net gain (loss)			3,262,668

Increase (decrease) in net assets from operations			$3,256,776

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,892)	$58,386
Net realized gain (loss)		467,029	47,281
Realized gain distributions		305,414	-
Net change in unrealized appreciation (depreciation)		2,490,225	2,585,682

Increase (decrease) in net assets from operations		3,256,776	2,691,349

Contract owner transactions:
Proceeds from units sold		8,003,517	5,144,078
Cost of units redeemed		(4,384,231)	(3,228,104)
Account charges		(38,523)	(26,173)
Increase (decrease)		3,580,763	1,889,801
Net increase (decrease)		6,837,539	4,581,150
Net assets, beginning		20,538,668	15,957,518
Net assets, ending		$27,376,207	$20,538,668

Units sold		5,286,194	3,930,381
Units redeemed		(2,871,788)	(2,503,348)
Net increase (decrease)		2,414,406	1,427,033
Units outstanding, beginning		14,188,504	12,761,471
Units outstanding, ending		16,602,910	14,188,504

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,704,828
Cost of units redeemed/account charges			(22,931,862)
Net investment income (loss)			186,679
Net realized gain (loss)			1,937,775
Realized gain distributions			913,945
Net change in unrealized appreciation (depreciation)			4,564,842
Net assets			$27,376,207

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	16,603	$27,376	1.25%	13.9%	12/31/2024	$1.68	0	$0	1.00%	14.2%	12/31/2024	$1.70	0	$0	0.75%	14.5%
12/31/2023	1.45	14,189	20,539	1.25%	15.8%	12/31/2023	1.47	0	0	1.00%	16.1%	12/31/2023	1.49	0	0	0.75%	16.3%
12/31/2022	1.25	12,761	15,958	1.25%	-18.3%	12/31/2022	1.26	0	0	1.00%	-18.1%	12/31/2022	1.28	0	0	0.75%	-17.9%
12/31/2021	1.53	10,617	16,252	1.25%	21.0%	12/31/2021	1.54	0	0	1.00%	21.3%	12/31/2021	1.56	0	0	0.75%	21.6%
12/31/2020	1.26	8,835	11,173	1.25%	15.7%	12/31/2020	1.27	0	0	1.00%	15.9%	12/31/2020	1.28	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	14.8%	12/31/2024	$1.76	0	$0	0.25%	15.1%	12/31/2024	$1.79	0	$0	0.00%	15.3%
12/31/2023	1.51	0	0	0.50%	16.6%	12/31/2023	1.53	0	0	0.25%	16.9%	12/31/2023	1.55	0	0	0.00%	17.2%
12/31/2022	1.29	0	0	0.50%	-17.7%	12/31/2022	1.31	0	0	0.25%	-17.5%	12/31/2022	1.32	0	0	0.00%	-17.3%
12/31/2021	1.57	0	0	0.50%	21.9%	12/31/2021	1.58	0	0	0.25%	22.3%	12/31/2021	1.60	0	0	0.00%	22.6%
12/31/2020	1.29	0	0	0.50%	16.5%	12/31/2020	1.29	0	0	0.25%	16.8%	12/31/2020	1.30	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.5%
2022	1.5%
2021	1.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Index Fund - 06-3HV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,954,027	$18,689,515	753,750
Receivables: investments sold	-
Payables: investments purchased	(90,200)
Net assets	$20,863,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,863,827	15,841,970	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.43
Total	$20,863,827	15,841,970

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$211,253
Mortality & expense charges			(237,530)
Net investment income (loss)			(26,277)

Gain (loss) on investments:
Net realized gain (loss)			149,098
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,741,176
Net gain (loss)			1,890,274

Increase (decrease) in net assets from operations			$1,863,997

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,277)	$50,945
Net realized gain (loss)		149,098	(159,065)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,741,176	2,238,768

Increase (decrease) in net assets from operations		1,863,997	2,130,648

Contract owner transactions:
Proceeds from units sold		6,398,876	4,032,322
Cost of units redeemed		(3,489,199)	(3,151,596)
Account charges		(25,842)	(15,325)
Increase (decrease)		2,883,835	865,401
Net increase (decrease)		4,747,832	2,996,049
Net assets, beginning		16,115,995	13,119,946
Net assets, ending		$20,863,827	$16,115,995

Units sold		5,151,773	3,709,778
Units redeemed		(2,806,020)	(2,922,611)
Net increase (decrease)		2,345,753	787,167
Units outstanding, beginning		13,496,217	12,709,050
Units outstanding, ending		15,841,970	13,496,217

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,273,637
Cost of units redeemed/account charges			(21,306,209)
Net investment income (loss)			45,423
Net realized gain (loss)			77,079
Realized gain distributions			509,385
Net change in unrealized appreciation (depreciation)			2,264,512
Net assets			$20,863,827

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	15,842	$20,864	1.25%	10.3%	12/31/2024	$1.34	0	$0	1.00%	10.6%	12/31/2024	$1.36	0	$0	0.75%	10.8%
12/31/2023	1.19	13,496	16,116	1.25%	15.7%	12/31/2023	1.21	0	0	1.00%	16.0%	12/31/2023	1.23	0	0	0.75%	16.2%
12/31/2022	1.03	12,709	13,120	1.25%	-21.3%	12/31/2022	1.04	0	0	1.00%	-21.1%	12/31/2022	1.06	0	0	0.75%	-20.9%
12/31/2021	1.31	13,326	17,472	1.25%	13.3%	12/31/2021	1.32	0	0	1.00%	13.6%	12/31/2021	1.33	0	0	0.75%	13.9%
12/31/2020	1.16	6,517	7,542	1.25%	18.5%	12/31/2020	1.16	0	0	1.00%	18.8%	12/31/2020	1.17	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	11.1%	12/31/2024	$1.40	0	$0	0.25%	11.4%	12/31/2024	$1.43	0	$0	0.00%	11.7%
12/31/2023	1.24	0	0	0.50%	16.5%	12/31/2023	1.26	0	0	0.25%	16.8%	12/31/2023	1.28	0	0	0.00%	17.1%
12/31/2022	1.07	0	0	0.50%	-20.7%	12/31/2022	1.08	0	0	0.25%	-20.5%	12/31/2022	1.09	0	0	0.00%	-20.3%
12/31/2021	1.34	0	0	0.50%	14.1%	12/31/2021	1.36	0	0	0.25%	14.4%	12/31/2021	1.37	0	0	0.00%	14.7%
12/31/2020	1.18	0	0	0.50%	19.4%	12/31/2020	1.18	0	0	0.25%	19.7%	12/31/2020	1.19	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.6%
2022	1.1%
2021	1.7%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total Market Index Fund - 06-3MR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,381,526	$1,184,210	8,538
Receivables: investments sold	-
Payables: investments purchased	(4,492)
Net assets	$1,377,034

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,377,034	658,077	$2.09
Band 100	-	-	2.13
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$1,377,034	658,077

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,841
Mortality & expense charges			(14,059)
Net investment income (loss)			1,782

Gain (loss) on investments:
Net realized gain (loss)			73,874
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			141,018
Net gain (loss)			214,892

Increase (decrease) in net assets from operations			$216,674

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,782	$(5,194)
Net realized gain (loss)		73,874	59,134
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		141,018	199,824

Increase (decrease) in net assets from operations		216,674	253,764

Contract owner transactions:
Proceeds from units sold		952,164	177,205
Cost of units redeemed		(343,683)	(1,278,526)
Account charges		(452)	(89)
Increase (decrease)		608,029	(1,101,410)
Net increase (decrease)		824,703	(847,646)
Net assets, beginning		552,331	1,399,977
Net assets, ending		$1,377,034	$552,331

Units sold		512,464	122,708
Units redeemed		(177,288)	(819,285)
Net increase (decrease)		335,176	(696,577)
Units outstanding, beginning		322,901	1,019,478
Units outstanding, ending		658,077	322,901

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,411,171
Cost of units redeemed/account charges			(18,119,304)
Net investment income (loss)			(63,311)
Net realized gain (loss)			(48,838)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			197,316
Net assets			$1,377,034

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	658	$1,377	1.25%	22.3%	12/31/2024	$2.13	0	$0	1.00%	22.6%	12/31/2024	$2.16	0	$0	0.75%	22.9%
12/31/2023	1.71	323	552	1.25%	24.6%	12/31/2023	1.73	0	0	1.00%	24.9%	12/31/2023	1.76	0	0	0.75%	25.2%
12/31/2022	1.37	1,019	1,400	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	10,593	18,301	1.25%	24.1%	12/31/2021	1.74	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.39	335	467	1.25%	19.3%	12/31/2020	1.40	0	0	1.00%	19.6%	12/31/2020	1.41	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	23.3%	12/31/2024	$2.23	0	$0	0.25%	23.6%	12/31/2024	$2.26	0	$0	0.00%	23.9%
12/31/2023	1.78	0	0	0.50%	25.5%	12/31/2023	1.80	0	0	0.25%	25.8%	12/31/2023	1.83	0	0	0.00%	26.1%
12/31/2022	1.42	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.45	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	25.0%	12/31/2021	1.78	0	0	0.25%	25.3%	12/31/2021	1.80	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	20.2%	12/31/2020	1.42	0	0	0.25%	20.5%	12/31/2020	1.43	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.0%
2022	0.4%
2021	2.2%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity U.S. Bond Index Fund - 06-3HT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,287,544	$4,462,363	441,654
Receivables: investments sold	226,161
Payables: investments purchased	-
Net assets	$4,513,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,513,705	4,531,750	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$4,513,705	4,531,750

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$130,556
Mortality & expense charges			(48,708)
Net investment income (loss)			81,848

Gain (loss) on investments:
Net realized gain (loss)			(79,688)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,753
Net gain (loss)			(75,935)

Increase (decrease) in net assets from operations			$5,913

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,848	$46,568
Net realized gain (loss)		(79,688)	(122,518)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,753	207,866

Increase (decrease) in net assets from operations		5,913	131,916

Contract owner transactions:
Proceeds from units sold		2,137,483	1,635,779
Cost of units redeemed		(980,086)	(916,037)
Account charges		(9,411)	(6,990)
Increase (decrease)		1,147,986	712,752
Net increase (decrease)		1,153,899	844,668
Net assets, beginning		3,359,806	2,515,138
Net assets, ending		$4,513,705	$3,359,806

Units sold		2,176,058	1,700,956
Units redeemed		(1,020,102)	(959,184)
Net increase (decrease)		1,155,956	741,772
Units outstanding, beginning		3,375,794	2,634,022
Units outstanding, ending		4,531,750	3,375,794

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,021,413
Cost of units redeemed/account charges			(9,185,858)
Net investment income (loss)			203,099
Net realized gain (loss)			(403,972)
Realized gain distributions			53,842
Net change in unrealized appreciation (depreciation)			(174,819)
Net assets			$4,513,705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	4,532	$4,514	1.25%	0.1%	12/31/2024	$1.01	0	$0	1.00%	0.3%	12/31/2024	$1.03	0	$0	0.75%	0.6%
12/31/2023	1.00	3,376	3,360	1.25%	4.2%	12/31/2023	1.01	0	0	1.00%	4.5%	12/31/2023	1.02	0	0	0.75%	4.8%
12/31/2022	0.95	2,634	2,515	1.25%	-14.1%	12/31/2022	0.97	0	0	1.00%	-13.9%	12/31/2022	0.98	0	0	0.75%	-13.7%
12/31/2021	1.11	3,172	3,527	1.25%	-3.0%	12/31/2021	1.12	0	0	1.00%	-2.8%	12/31/2021	1.13	0	0	0.75%	-2.5%
12/31/2020	1.15	3,740	4,287	1.25%	6.5%	12/31/2020	1.15	0	0	1.00%	6.7%	12/31/2020	1.16	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	0.8%	12/31/2024	$1.06	0	$0	0.25%	1.1%	12/31/2024	$1.08	0	$0	0.00%	1.3%
12/31/2023	1.04	0	0	0.50%	5.0%	12/31/2023	1.05	0	0	0.25%	5.3%	12/31/2023	1.06	0	0	0.00%	5.5%
12/31/2022	0.99	0	0	0.50%	-13.5%	12/31/2022	1.00	0	0	0.25%	-13.3%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.14	0	0	0.50%	-2.3%	12/31/2021	1.15	0	0	0.25%	-2.0%	12/31/2021	1.16	0	0	0.00%	-1.8%
12/31/2020	1.17	0	0	0.50%	7.3%	12/31/2020	1.17	0	0	0.25%	7.6%	12/31/2020	1.18	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	2.7%
2022	2.1%
2021	1.9%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity 500 Index Fund - 06-3HR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,319,017	$156,007,430	1,051,888
Receivables: investments sold	-
Payables: investments purchased	(533,879)
Net assets	$214,785,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$214,785,138	101,646,541	$2.11
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.22
Band 25	-	-	2.25
Band 0	-	-	2.29
Total	$214,785,138	101,646,541

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,630,843
Mortality & expense charges			(2,460,710)
Net investment income (loss)			170,133

Gain (loss) on investments:
Net realized gain (loss)			8,770,694
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,314,000
Net gain (loss)			40,084,694

Increase (decrease) in net assets from operations			$40,254,827

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$170,133	$577,526
Net realized gain (loss)		8,770,694	1,122,348
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,314,000	30,024,060

Increase (decrease) in net assets from operations		40,254,827	31,723,934

Contract owner transactions:
Proceeds from units sold		89,270,314	77,670,311
Cost of units redeemed		(86,275,312)	(52,565,735)
Account charges		(282,174)	(214,347)
Increase (decrease)		2,712,828	24,890,229
Net increase (decrease)		42,967,655	56,614,163
Net assets, beginning		171,817,483	115,203,320
Net assets, ending		$214,785,138	$171,817,483

Units sold		47,411,383	51,139,602
Units redeemed		(46,135,957)	(34,706,188)
Net increase (decrease)		1,275,426	16,433,414
Units outstanding, beginning		100,371,115	83,937,701
Units outstanding, ending		101,646,541	100,371,115

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$350,391,032
Cost of units redeemed/account charges			(211,570,512)
Net investment income (loss)			1,688,473
Net realized gain (loss)			14,963,628
Realized gain distributions			930
Net change in unrealized appreciation (depreciation)			59,311,587
Net assets			$214,785,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	101,647	$214,785	1.25%	23.4%	12/31/2024	$2.15	0	$0	1.00%	23.7%	12/31/2024	$2.18	0	$0	0.75%	24.1%
12/31/2023	1.71	100,371	171,817	1.25%	24.7%	12/31/2023	1.73	0	0	1.00%	25.0%	12/31/2023	1.76	0	0	0.75%	25.3%
12/31/2022	1.37	83,938	115,203	1.25%	-19.1%	12/31/2022	1.39	0	0	1.00%	-18.9%	12/31/2022	1.40	0	0	0.75%	-18.7%
12/31/2021	1.70	55,999	95,053	1.25%	27.1%	12/31/2021	1.71	0	0	1.00%	27.4%	12/31/2021	1.73	0	0	0.75%	27.7%
12/31/2020	1.34	32,269	43,097	1.25%	16.9%	12/31/2020	1.34	0	0	1.00%	17.2%	12/31/2020	1.35	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	24.4%	12/31/2024	$2.25	0	$0	0.25%	24.7%	12/31/2024	$2.29	0	$0	0.00%	25.0%
12/31/2023	1.78	0	0	0.50%	25.7%	12/31/2023	1.81	0	0	0.25%	26.0%	12/31/2023	1.83	0	0	0.00%	26.3%
12/31/2022	1.42	0	0	0.50%	-18.5%	12/31/2022	1.43	0	0	0.25%	-18.3%	12/31/2022	1.45	0	0	0.00%	-18.1%
12/31/2021	1.74	0	0	0.50%	28.0%	12/31/2021	1.76	0	0	0.25%	28.4%	12/31/2021	1.77	0	0	0.00%	28.7%
12/31/2020	1.36	0	0	0.50%	17.8%	12/31/2020	1.37	0	0	0.25%	18.1%	12/31/2020	1.38	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.6%
2021	1.2%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	3.6%	12/31/2024	$1.09	0	$0	1.00%	3.9%	12/31/2024	$1.10	0	$0	0.75%	4.2%
12/31/2023	1.04	0	0	1.25%	6.9%	12/31/2023	1.05	0	0	1.00%	7.2%	12/31/2023	1.06	0	0	0.75%	7.5%
12/31/2022	0.97	0	0	1.25%	-12.2%	12/31/2022	0.98	0	0	1.00%	-12.0%	12/31/2022	0.99	0	0	0.75%	-11.8%
12/31/2021	1.10	0	0	1.25%	1.5%	12/31/2021	1.11	0	0	1.00%	1.8%	12/31/2021	1.12	0	0	0.75%	2.0%
12/31/2020	1.09	0	0	1.25%	7.2%	12/31/2020	1.09	0	0	1.00%	7.5%	12/31/2020	1.09	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	4.4%	12/31/2024	$1.13	0	$0	0.25%	4.7%	12/31/2024	$1.15	0	$0	0.00%	5.0%
12/31/2023	1.07	0	0	0.50%	7.7%	12/31/2023	1.08	0	0	0.25%	8.0%	12/31/2023	1.09	0	0	0.00%	8.3%
12/31/2022	0.99	0	0	0.50%	-11.5%	12/31/2022	1.00	0	0	0.25%	-11.3%	12/31/2022	1.01	0	0	0.00%	-11.1%
12/31/2021	1.12	0	0	0.50%	2.3%	12/31/2021	1.13	0	0	0.25%	2.5%	12/31/2021	1.14	0	0	0.00%	2.8%
12/31/2020	1.10	0	0	0.50%	8.0%	12/31/2020	1.10	0	0	0.25%	8.3%	12/31/2020	1.10	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$216	$209	16
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$216	191	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$216	191

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6
Mortality & expense charges			(3)
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			3
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			5

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$4
Net realized gain (loss)		-	-
Realized gain distributions		3	1
Net change in unrealized appreciation (depreciation)		2	5

Increase (decrease) in net assets from operations		8	10

Contract owner transactions:
Proceeds from units sold		3	182
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		2	182
Net increase (decrease)		10	192
Net assets, beginning		206	14
Net assets, ending		$216	$206

Units sold		1	176
Units redeemed		-	-
Net increase (decrease)		1	176
Units outstanding, beginning		190	14
Units outstanding, ending		191	190

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$199
Cost of units redeemed/account charges			(1)
Net investment income (loss)			7
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			7
Net assets			$216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	4.4%	12/31/2024	$1.15	0	$0	1.00%	4.6%	12/31/2024	$1.16	0	$0	0.75%	4.9%
12/31/2023	1.08	0	0	1.25%	8.5%	12/31/2023	1.10	0	0	1.00%	8.7%	12/31/2023	1.11	0	0	0.75%	9.0%
12/31/2022	1.00	0	0	1.25%	-14.0%	12/31/2022	1.01	0	0	1.00%	-13.8%	12/31/2022	1.02	0	0	0.75%	-13.6%
12/31/2021	1.16	0	0	1.25%	3.7%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.18	0	0	0.75%	4.3%
12/31/2020	1.12	0	0	1.25%	9.0%	12/31/2020	1.12	0	0	1.00%	9.3%	12/31/2020	1.13	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	5.2%	12/31/2024	$1.19	0	$0	0.25%	5.4%	12/31/2024	$1.21	0	$0	0.00%	5.7%
12/31/2023	1.12	0	0	0.50%	9.3%	12/31/2023	1.13	0	0	0.25%	9.6%	12/31/2023	1.14	0	0	0.00%	9.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.03	0	0	0.25%	-13.2%	12/31/2022	1.04	0	0	0.00%	-13.0%
12/31/2021	1.18	0	0	0.50%	4.5%	12/31/2021	1.19	0	0	0.25%	4.8%	12/31/2021	1.20	0	0	0.00%	5.0%
12/31/2020	1.13	0	0	0.50%	9.8%	12/31/2020	1.13	0	0	0.25%	10.1%	12/31/2020	1.14	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	4.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,964	$15,523	1,117
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$15,945

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,945	13,548	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$15,945	13,548

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$455
Mortality & expense charges			(163)
Net investment income (loss)			292

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			298
Net change in unrealized appreciation (depreciation)			54
Net gain (loss)			367

Increase (decrease) in net assets from operations			$659

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$292	$163
Net realized gain (loss)		15	4
Realized gain distributions		298	-
Net change in unrealized appreciation (depreciation)		54	423

Increase (decrease) in net assets from operations		659	590

Contract owner transactions:
Proceeds from units sold		5,573	7,650
Cost of units redeemed		(1)	(68)
Account charges		(69)	(74)
Increase (decrease)		5,503	7,508
Net increase (decrease)		6,162	8,098
Net assets, beginning		9,783	1,685
Net assets, ending		$15,945	$9,783

Units sold		4,847	7,236
Units redeemed		(60)	(133)
Net increase (decrease)		4,787	7,103
Units outstanding, beginning		8,761	1,658
Units outstanding, ending		13,548	8,761

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,907
Cost of units redeemed/account charges			(214)
Net investment income (loss)			494
Net realized gain (loss)			19
Realized gain distributions			298
Net change in unrealized appreciation (depreciation)			441
Net assets			$15,945

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	14	$16	1.25%	5.4%	12/31/2024	$1.19	0	$0	1.00%	5.7%	12/31/2024	$1.21	0	$0	0.75%	5.9%
12/31/2023	1.12	9	10	1.25%	9.9%	12/31/2023	1.13	0	0	1.00%	10.2%	12/31/2023	1.14	0	0	0.75%	10.4%
12/31/2022	1.02	2	2	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.20	0	0	1.25%	5.4%	12/31/2021	1.21	0	0	1.00%	5.7%	12/31/2021	1.22	0	0	0.75%	5.9%
12/31/2020	1.14	0	0	1.25%	10.2%	12/31/2020	1.14	0	0	1.00%	10.4%	12/31/2020	1.15	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	6.2%	12/31/2024	$1.24	0	$0	0.25%	6.5%	12/31/2024	$1.26	0	$0	0.00%	6.7%
12/31/2023	1.15	0	0	0.50%	10.7%	12/31/2023	1.17	0	0	0.25%	11.0%	12/31/2023	1.18	0	0	0.00%	11.3%
12/31/2022	1.04	0	0	0.50%	-14.8%	12/31/2022	1.05	0	0	0.25%	-14.6%	12/31/2022	1.06	0	0	0.00%	-14.4%
12/31/2021	1.22	0	0	0.50%	6.2%	12/31/2021	1.23	0	0	0.25%	6.5%	12/31/2021	1.24	0	0	0.00%	6.7%
12/31/2020	1.15	0	0	0.50%	11.0%	12/31/2020	1.16	0	0	0.25%	11.3%	12/31/2020	1.16	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	4.1%
2022	4.9%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,679	$24,142	1,625
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$25,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,659	21,029	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$25,659	21,029

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$706
Mortality & expense charges			(299)
Net investment income (loss)			407

Gain (loss) on investments:
Net realized gain (loss)			107
Realized gain distributions			698
Net change in unrealized appreciation (depreciation)			217
Net gain (loss)			1,022

Increase (decrease) in net assets from operations			$1,429

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$407	$216
Net realized gain (loss)		107	(220)
Realized gain distributions		698	-
Net change in unrealized appreciation (depreciation)		217	2,375

Increase (decrease) in net assets from operations		1,429	2,371

Contract owner transactions:
Proceeds from units sold		3,579	5,824
Cost of units redeemed		(756)	(25,562)
Account charges		(134)	(192)
Increase (decrease)		2,689	(19,930)
Net increase (decrease)		4,118	(17,559)
Net assets, beginning		21,541	39,100
Net assets, ending		$25,659	$21,541

Units sold		3,003	5,437
Units redeemed		(747)	(24,602)
Net increase (decrease)		2,256	(19,165)
Units outstanding, beginning		18,773	37,938
Units outstanding, ending		21,029	18,773

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,206
Cost of units redeemed/account charges			(91,328)
Net investment income (loss)			1,289
Net realized gain (loss)			(743)
Realized gain distributions			698
Net change in unrealized appreciation (depreciation)			1,537
Net assets			$25,659

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	21	$26	1.25%	6.3%	12/31/2024	$1.24	0	$0	1.00%	6.6%	12/31/2024	$1.25	0	$0	0.75%	6.9%
12/31/2023	1.15	19	22	1.25%	11.3%	12/31/2023	1.16	0	0	1.00%	11.6%	12/31/2023	1.17	0	0	0.75%	11.9%
12/31/2022	1.03	38	39	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.05	0	0	0.75%	-16.6%
12/31/2021	1.24	0	0	1.25%	7.1%	12/31/2021	1.25	0	0	1.00%	7.3%	12/31/2021	1.26	0	0	0.75%	7.6%
12/31/2020	1.16	0	0	1.25%	11.3%	12/31/2020	1.16	0	0	1.00%	11.6%	12/31/2020	1.17	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	7.1%	12/31/2024	$1.29	0	$0	0.25%	7.4%	12/31/2024	$1.30	0	$0	0.00%	7.7%
12/31/2023	1.18	0	0	0.50%	12.2%	12/31/2023	1.20	0	0	0.25%	12.5%	12/31/2023	1.21	0	0	0.00%	12.7%
12/31/2022	1.06	0	0	0.50%	-16.4%	12/31/2022	1.06	0	0	0.25%	-16.2%	12/31/2022	1.07	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	7.9%	12/31/2021	1.27	0	0	0.25%	8.1%	12/31/2021	1.28	0	0	0.00%	8.4%
12/31/2020	1.17	0	0	0.50%	12.1%	12/31/2020	1.17	0	0	0.25%	12.4%	12/31/2020	1.18	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	1.7%
2022	5.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,110	$30,278	1,672
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$31,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,096	24,657	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$31,096	24,657

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$775
Mortality & expense charges			(433)
Net investment income (loss)			342

Gain (loss) on investments:
Net realized gain (loss)			2,592
Realized gain distributions			241
Net change in unrealized appreciation (depreciation)			(536)
Net gain (loss)			2,297

Increase (decrease) in net assets from operations			$2,639

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$342	$333
Net realized gain (loss)		2,592	128
Realized gain distributions		241	-
Net change in unrealized appreciation (depreciation)		(536)	1,804

Increase (decrease) in net assets from operations		2,639	2,265

Contract owner transactions:
Proceeds from units sold		20,923	17,716
Cost of units redeemed		(17,967)	(9,366)
Account charges		(328)	(286)
Increase (decrease)		2,628	8,064
Net increase (decrease)		5,267	10,329
Net assets, beginning		25,829	15,500
Net assets, ending		$31,096	$25,829

Units sold		18,047	22,585
Units redeemed		(15,334)	(15,452)
Net increase (decrease)		2,713	7,133
Units outstanding, beginning		21,944	14,811
Units outstanding, ending		24,657	21,944

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$74,890
Cost of units redeemed/account charges			(46,624)
Net investment income (loss)			940
Net realized gain (loss)			777
Realized gain distributions			281
Net change in unrealized appreciation (depreciation)			832
Net assets			$31,096

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	25	$31	1.25%	7.1%	12/31/2024	$1.28	0	$0	1.00%	7.4%	12/31/2024	$1.29	0	$0	0.75%	7.7%
12/31/2023	1.18	22	26	1.25%	12.5%	12/31/2023	1.19	0	0	1.00%	12.8%	12/31/2023	1.20	0	0	0.75%	13.0%
12/31/2022	1.05	15	16	1.25%	-17.6%	12/31/2022	1.06	0	0	1.00%	-17.4%	12/31/2022	1.06	0	0	0.75%	-17.2%
12/31/2021	1.27	9	12	1.25%	8.1%	12/31/2021	1.28	0	0	1.00%	8.4%	12/31/2021	1.28	0	0	0.75%	8.7%
12/31/2020	1.17	0	0	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.4%	12/31/2020	1.18	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	8.0%	12/31/2024	$1.33	0	$0	0.25%	8.2%	12/31/2024	$1.35	0	$0	0.00%	8.5%
12/31/2023	1.22	0	0	0.50%	13.3%	12/31/2023	1.23	0	0	0.25%	13.6%	12/31/2023	1.24	0	0	0.00%	13.9%
12/31/2022	1.07	0	0	0.50%	-17.0%	12/31/2022	1.08	0	0	0.25%	-16.8%	12/31/2022	1.09	0	0	0.00%	-16.6%
12/31/2021	1.29	0	0	0.50%	9.0%	12/31/2021	1.30	0	0	0.25%	9.2%	12/31/2021	1.31	0	0	0.00%	9.5%
12/31/2020	1.19	0	0	0.50%	13.0%	12/31/2020	1.19	0	0	0.25%	13.3%	12/31/2020	1.19	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.8%
2022	2.7%
2021	2.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,284	$33,643	1,846
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$37,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,257	28,286	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$37,257	28,286

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$878
Mortality & expense charges			(449)
Net investment income (loss)			429

Gain (loss) on investments:
Net realized gain (loss)			984
Realized gain distributions			88
Net change in unrealized appreciation (depreciation)			1,301
Net gain (loss)			2,373

Increase (decrease) in net assets from operations			$2,802

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$429	$383
Net realized gain (loss)		984	272
Realized gain distributions		88	-
Net change in unrealized appreciation (depreciation)		1,301	2,628

Increase (decrease) in net assets from operations		2,802	3,283

Contract owner transactions:
Proceeds from units sold		9,810	16,314
Cost of units redeemed		(7,233)	(5,155)
Account charges		(442)	(140)
Increase (decrease)		2,135	11,019
Net increase (decrease)		4,937	14,302
Net assets, beginning		32,320	18,018
Net assets, ending		$37,257	$32,320

Units sold		7,719	14,368
Units redeemed		(5,968)	(4,649)
Net increase (decrease)		1,751	9,719
Units outstanding, beginning		26,535	16,816
Units outstanding, ending		28,286	26,535

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$307,247
Cost of units redeemed/account charges			(309,877)
Net investment income (loss)			2,760
Net realized gain (loss)			30,010
Realized gain distributions			3,476
Net change in unrealized appreciation (depreciation)			3,641
Net assets			$37,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	28	$37	1.25%	8.1%	12/31/2024	$1.33	0	$0	1.00%	8.4%	12/31/2024	$1.35	0	$0	0.75%	8.7%
12/31/2023	1.22	27	32	1.25%	13.7%	12/31/2023	1.23	0	0	1.00%	14.0%	12/31/2023	1.24	0	0	0.75%	14.2%
12/31/2022	1.07	17	18	1.25%	-17.9%	12/31/2022	1.08	0	0	1.00%	-17.6%	12/31/2022	1.09	0	0	0.75%	-17.4%
12/31/2021	1.30	225	293	1.25%	9.5%	12/31/2021	1.31	0	0	1.00%	9.7%	12/31/2021	1.32	0	0	0.75%	10.0%
12/31/2020	1.19	224	267	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.2%	12/31/2020	1.20	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	9.0%	12/31/2024	$1.39	0	$0	0.25%	9.2%	12/31/2024	$1.41	0	$0	0.00%	9.5%
12/31/2023	1.26	0	0	0.50%	14.5%	12/31/2023	1.27	0	0	0.25%	14.8%	12/31/2023	1.28	0	0	0.00%	15.1%
12/31/2022	1.10	0	0	0.50%	-17.2%	12/31/2022	1.11	0	0	0.25%	-17.0%	12/31/2022	1.12	0	0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.34	0	0	0.00%	10.8%
12/31/2020	1.20	0	0	0.50%	13.8%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.21	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.8%
2022	0.2%
2021	1.6%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$518,907	$454,871	22,298
Receivables: investments sold	1,550
Payables: investments purchased	-
Net assets	$520,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$520,457	367,453	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$520,457	367,453

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,660
Mortality & expense charges			(5,999)
Net investment income (loss)			5,661

Gain (loss) on investments:
Net realized gain (loss)			3,536
Realized gain distributions			965
Net change in unrealized appreciation (depreciation)			33,556
Net gain (loss)			38,057

Increase (decrease) in net assets from operations			$43,718

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,661	$4,094
Net realized gain (loss)		3,536	474
Realized gain distributions		965	-
Net change in unrealized appreciation (depreciation)		33,556	44,959

Increase (decrease) in net assets from operations		43,718	49,527

Contract owner transactions:
Proceeds from units sold		93,282	104,607
Cost of units redeemed		(19,388)	(11,446)
Account charges		(1,381)	(911)
Increase (decrease)		72,513	92,250
Net increase (decrease)		116,231	141,777
Net assets, beginning		404,226	262,449
Net assets, ending		$520,457	$404,226

Units sold		68,402	87,912
Units redeemed		(14,435)	(10,128)
Net increase (decrease)		53,967	77,784
Units outstanding, beginning		313,486	235,702
Units outstanding, ending		367,453	313,486

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$649,414
Cost of units redeemed/account charges			(207,462)
Net investment income (loss)			13,197
Net realized gain (loss)			52
Realized gain distributions			1,220
Net change in unrealized appreciation (depreciation)			64,036
Net assets			$520,457

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	367	$520	1.25%	9.8%	12/31/2024	$1.44	0	$0	1.00%	10.1%	12/31/2024	$1.45	0	$0	0.75%	10.4%
12/31/2023	1.29	313	404	1.25%	15.8%	12/31/2023	1.30	0	0	1.00%	16.1%	12/31/2023	1.32	0	0	0.75%	16.4%
12/31/2022	1.11	236	262	1.25%	-18.6%	12/31/2022	1.12	0	0	1.00%	-18.4%	12/31/2022	1.13	0	0	0.75%	-18.2%
12/31/2021	1.37	70	96	1.25%	12.3%	12/31/2021	1.38	0	0	1.00%	12.6%	12/31/2021	1.38	0	0	0.75%	12.9%
12/31/2020	1.22	0	0	1.25%	14.1%	12/31/2020	1.22	0	0	1.00%	14.4%	12/31/2020	1.23	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	10.7%	12/31/2024	$1.49	0	$0	0.25%	11.0%	12/31/2024	$1.51	0	$0	0.00%	11.2%
12/31/2023	1.33	0	0	0.50%	16.7%	12/31/2023	1.35	0	0	0.25%	17.0%	12/31/2023	1.36	0	0	0.00%	17.3%
12/31/2022	1.14	0	0	0.50%	-18.0%	12/31/2022	1.15	0	0	0.25%	-17.8%	12/31/2022	1.16	0	0	0.00%	-17.6%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.23	0	0	0.50%	14.9%	12/31/2020	1.23	0	0	0.25%	15.2%	12/31/2020	1.24	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.5%
2022	2.7%
2021	2.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,485	$7,788	344
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$8,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,483	5,629	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$8,483	5,629

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$171
Mortality & expense charges			(76)
Net investment income (loss)			95

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			474
Net gain (loss)			493

Increase (decrease) in net assets from operations			$588

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95	$25
Net realized gain (loss)		11	125
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		474	232

Increase (decrease) in net assets from operations		588	382

Contract owner transactions:
Proceeds from units sold		4,387	4,269
Cost of units redeemed		-	(2,399)
Account charges		(33)	(61)
Increase (decrease)		4,354	1,809
Net increase (decrease)		4,942	2,191
Net assets, beginning		3,541	1,350
Net assets, ending		$8,483	$3,541

Units sold		3,022	3,462
Units redeemed		(23)	(2,014)
Net increase (decrease)		2,999	1,448
Units outstanding, beginning		2,630	1,182
Units outstanding, ending		5,629	2,630

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,365
Cost of units redeemed/account charges			(3,779)
Net investment income (loss)			146
Net realized gain (loss)			46
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			697
Net assets			$8,483

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	6	$8	1.25%	11.9%	12/31/2024	$1.53	0	$0	1.00%	12.2%	12/31/2024	$1.55	0	$0	0.75%	12.5%
12/31/2023	1.35	3	4	1.25%	17.9%	12/31/2023	1.36	0	0	1.00%	18.2%	12/31/2023	1.38	0	0	0.75%	18.5%
12/31/2022	1.14	1	1	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	1	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	12.8%	12/31/2024	$1.59	0	$0	0.25%	13.1%	12/31/2024	$1.61	0	$0	0.00%	13.3%
12/31/2023	1.39	0	0	0.50%	18.8%	12/31/2023	1.41	0	0	0.25%	19.1%	12/31/2023	1.42	0	0	0.00%	19.4%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.7%
2022	2.7%
2021	2.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,055	$20,648	849
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$22,036

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,036	14,456	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$22,036	14,456

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$427
Mortality & expense charges			(194)
Net investment income (loss)			233

Gain (loss) on investments:
Net realized gain (loss)			721
Realized gain distributions			5
Net change in unrealized appreciation (depreciation)			589
Net gain (loss)			1,315

Increase (decrease) in net assets from operations			$1,548

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$233	$121
Net realized gain (loss)		721	25
Realized gain distributions		5	-
Net change in unrealized appreciation (depreciation)		589	846

Increase (decrease) in net assets from operations		1,548	992

Contract owner transactions:
Proceeds from units sold		14,457	7,884
Cost of units redeemed		(4,010)	(589)
Account charges		(204)	(71)
Increase (decrease)		10,243	7,224
Net increase (decrease)		11,791	8,216
Net assets, beginning		10,245	2,029
Net assets, ending		$22,036	$10,245

Units sold		9,750	6,356
Units redeemed		(2,871)	(556)
Net increase (decrease)		6,879	5,800
Units outstanding, beginning		7,577	1,777
Units outstanding, ending		14,456	7,577

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$99,163
Cost of units redeemed/account charges			(85,992)
Net investment income (loss)			141
Net realized gain (loss)			7,300
Realized gain distributions			17
Net change in unrealized appreciation (depreciation)			1,407
Net assets			$22,036

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	14	$22	1.25%	12.7%	12/31/2024	$1.54	0	$0	1.00%	13.0%	12/31/2024	$1.56	0	$0	0.75%	13.3%
12/31/2023	1.35	8	10	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	2	2	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	1	2	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.23	1	2	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	13.6%	12/31/2024	$1.61	0	$0	0.25%	13.9%	12/31/2024	$1.63	0	$0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.4%	12/31/2021	1.45	0	0	0.25%	15.7%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	3.1%
2022	1.9%
2021	1.6%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,393	$40,163	1,668
Receivables: investments sold	-
Payables: investments purchased	(32)
Net assets	$43,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,361	28,441	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$43,361	28,441

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$836
Mortality & expense charges			(368)
Net investment income (loss)			468

Gain (loss) on investments:
Net realized gain (loss)			748
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			1,693
Net gain (loss)			2,449

Increase (decrease) in net assets from operations			$2,917

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$468	$235
Net realized gain (loss)		748	249
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		1,693	1,643

Increase (decrease) in net assets from operations		2,917	2,127

Contract owner transactions:
Proceeds from units sold		25,789	15,848
Cost of units redeemed		(5,372)	(2,233)
Account charges		(195)	(59)
Increase (decrease)		20,222	13,556
Net increase (decrease)		23,139	15,683
Net assets, beginning		20,222	4,539
Net assets, ending		$43,361	$20,222

Units sold		17,441	12,741
Units redeemed		(3,954)	(1,762)
Net increase (decrease)		13,487	10,979
Units outstanding, beginning		14,954	3,975
Units outstanding, ending		28,441	14,954

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$234,183
Cost of units redeemed/account charges			(237,204)
Net investment income (loss)			1,597
Net realized gain (loss)			40,972
Realized gain distributions			583
Net change in unrealized appreciation (depreciation)			3,230
Net assets			$43,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	28	$43	1.25%	12.7%	12/31/2024	$1.54	0	$0	1.00%	13.0%	12/31/2024	$1.57	0	$0	0.75%	13.3%
12/31/2023	1.35	15	20	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	4	5	1.25%	-19.3%	12/31/2022	1.15	0	0	1.00%	-19.1%	12/31/2022	1.16	0	0	0.75%	-18.9%
12/31/2021	1.41	0	0	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.24	153	189	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	13.6%	12/31/2024	$1.61	0	$0	0.25%	13.9%	12/31/2024	$1.63	0	$0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.7%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	3.0%
2022	3.8%
2021	0.0%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$196,374	$170,875	9,186
Receivables: investments sold	-
Payables: investments purchased	(69)
Net assets	$196,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$196,305	128,759	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$196,305	128,759

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,791
Mortality & expense charges			(2,041)
Net investment income (loss)			1,750

Gain (loss) on investments:
Net realized gain (loss)			1,837
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			14,447
Net gain (loss)			16,293

Increase (decrease) in net assets from operations			$18,043

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,750	$1,305
Net realized gain (loss)		1,837	26
Realized gain distributions		9	-
Net change in unrealized appreciation (depreciation)		14,447	14,221

Increase (decrease) in net assets from operations		18,043	15,552

Contract owner transactions:
Proceeds from units sold		60,291	56,031
Cost of units redeemed		(10,324)	-
Account charges		(681)	(268)
Increase (decrease)		49,286	55,763
Net increase (decrease)		67,329	71,315
Net assets, beginning		128,976	57,661
Net assets, ending		$196,305	$128,976

Units sold		41,022	45,071
Units redeemed		(7,631)	(211)
Net increase (decrease)		33,391	44,860
Units outstanding, beginning		95,368	50,508
Units outstanding, ending		128,759	95,368

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$195,480
Cost of units redeemed/account charges			(30,329)
Net investment income (loss)			3,906
Net realized gain (loss)			1,664
Realized gain distributions			85
Net change in unrealized appreciation (depreciation)			25,499
Net assets			$196,305

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	129	$196	1.25%	12.7%	12/31/2024	$1.54	0	$0	1.00%	13.0%	12/31/2024	$1.57	0	$0	0.75%	13.3%
12/31/2023	1.35	95	129	1.25%	18.5%	12/31/2023	1.37	0	0	1.00%	18.8%	12/31/2023	1.38	0	0	0.75%	19.1%
12/31/2022	1.14	51	58	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	14	20	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	4	5	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	13.6%	12/31/2024	$1.61	0	$0	0.25%	13.9%	12/31/2024	$1.63	0	$0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.4%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.6%
2022	2.8%
2021	2.4%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$216,923	$195,119	11,984
Receivables: investments sold	108
Payables: investments purchased	-
Net assets	$217,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,031	142,401	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$217,031	142,401

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,126
Mortality & expense charges			(2,263)
Net investment income (loss)			1,863

Gain (loss) on investments:
Net realized gain (loss)			181
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,035
Net gain (loss)			18,216

Increase (decrease) in net assets from operations			$20,079

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,863	$1,235
Net realized gain (loss)		181	(482)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,035	18,724

Increase (decrease) in net assets from operations		20,079	19,477

Contract owner transactions:
Proceeds from units sold		55,024	37,204
Cost of units redeemed		(1,116)	(3,545)
Account charges		(253)	(186)
Increase (decrease)		53,655	33,473
Net increase (decrease)		73,734	52,950
Net assets, beginning		143,297	90,347
Net assets, ending		$217,031	$143,297

Units sold		37,311	29,969
Units redeemed		(914)	(3,112)
Net increase (decrease)		36,397	26,857
Units outstanding, beginning		106,004	79,147
Units outstanding, ending		142,401	106,004

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$216,903
Cost of units redeemed/account charges			(33,364)
Net investment income (loss)			4,584
Net realized gain (loss)			6,787
Realized gain distributions			317
Net change in unrealized appreciation (depreciation)			21,804
Net assets			$217,031

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	142	$217	1.25%	12.7%	12/31/2024	$1.54	0	$0	1.00%	13.0%	12/31/2024	$1.56	0	$0	0.75%	13.3%
12/31/2023	1.35	106	143	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	79	90	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	53	75	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.23	24	29	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.2%	12/31/2020	1.24	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	13.6%	12/31/2024	$1.61	0	$0	0.25%	13.9%	12/31/2024	$1.63	0	$0	0.00%	14.2%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.3%
2022	2.0%
2021	2.2%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,777	$33,047	2,440
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$35,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,751	23,449	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$35,751	23,449

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$660
Mortality & expense charges			(318)
Net investment income (loss)			342

Gain (loss) on investments:
Net realized gain (loss)			676
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,617
Net gain (loss)			2,293

Increase (decrease) in net assets from operations			$2,635

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$342	$158
Net realized gain (loss)		676	724
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,617	1,225

Increase (decrease) in net assets from operations		2,635	2,107

Contract owner transactions:
Proceeds from units sold		20,885	14,722
Cost of units redeemed		(3,375)	(5,980)
Account charges		(340)	(126)
Increase (decrease)		17,170	8,616
Net increase (decrease)		19,805	10,723
Net assets, beginning		15,946	5,223
Net assets, ending		$35,751	$15,946

Units sold		14,122	11,861
Units redeemed		(2,459)	(4,647)
Net increase (decrease)		11,663	7,214
Units outstanding, beginning		11,786	4,572
Units outstanding, ending		23,449	11,786

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,866
Cost of units redeemed/account charges			(9,824)
Net investment income (loss)			581
Net realized gain (loss)			1,398
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,730
Net assets			$35,751

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	23	$36	1.25%	12.7%	12/31/2024	$1.54	0	$0	1.00%	13.0%	12/31/2024	$1.57	0	$0	0.75%	13.3%
12/31/2023	1.35	12	16	1.25%	18.4%	12/31/2023	1.37	0	0	1.00%	18.7%	12/31/2023	1.38	0	0	0.75%	19.0%
12/31/2022	1.14	5	5	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	0	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	13.5%	12/31/2024	$1.61	0	$0	0.25%	13.8%	12/31/2024	$1.63	0	$0	0.00%	14.1%
12/31/2023	1.40	0	0	0.50%	19.3%	12/31/2023	1.41	0	0	0.25%	19.6%	12/31/2023	1.43	0	0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.7%
2022	3.7%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inflation-Protected Bond Index Fund - 06-3WK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$864,067	$881,629	97,205
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$864,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$724,882	679,191	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	139,276	121,544	1.15
Total	$864,158	800,735

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,704
Mortality & expense charges			(5,385)
Net investment income (loss)			19,319

Gain (loss) on investments:
Net realized gain (loss)			(3,205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,030)
Net gain (loss)			(14,235)

Increase (decrease) in net assets from operations			$5,084

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,319	$4,270
Net realized gain (loss)		(3,205)	(11,813)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,030)	12,597

Increase (decrease) in net assets from operations		5,084	5,054

Contract owner transactions:
Proceeds from units sold		1,090,636	123,926
Cost of units redeemed		(423,185)	(126,110)
Account charges		(762)	(751)
Increase (decrease)		666,689	(2,935)
Net increase (decrease)		671,773	2,119
Net assets, beginning		192,385	190,266
Net assets, ending		$864,158	$192,385

Units sold		1,025,021	252,439
Units redeemed		(403,951)	(256,848)
Net increase (decrease)		621,070	(4,409)
Units outstanding, beginning		179,665	184,074
Units outstanding, ending		800,735	179,665

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,241,220
Cost of units redeemed/account charges			(3,374,228)
Net investment income (loss)			35,358
Net realized gain (loss)			(20,846)
Realized gain distributions			216
Net change in unrealized appreciation (depreciation)			(17,562)
Net assets			$864,158

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	679	$725	1.25%	0.7%	12/31/2024	$1.08	0	$0	1.00%	1.0%	12/31/2024	$1.10	0	$0	0.75%	1.2%
12/31/2023	1.06	148	156	1.25%	2.5%	12/31/2023	1.07	0	0	1.00%	2.8%	12/31/2023	1.08	0	0	0.75%	3.0%
12/31/2022	1.03	184	190	1.25%	-13.1%	12/31/2022	1.04	0	0	1.00%	-12.9%	12/31/2022	1.05	0	0	0.75%	-12.7%
12/31/2021	1.19	78	93	1.25%	4.6%	12/31/2021	1.20	0	0	1.00%	4.9%	12/31/2021	1.21	0	0	0.75%	5.1%
12/31/2020	1.14	19	22	1.25%	9.5%	12/31/2020	1.14	0	0	1.00%	9.8%	12/31/2020	1.15	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	1.5%	12/31/2024	$1.13	0	$0	0.25%	1.8%	12/31/2024	$1.15	122	$139	0.00%	2.0%
12/31/2023	1.10	0	0	0.50%	3.3%	12/31/2023	1.11	0	0	0.25%	3.5%	12/31/2023	1.12	32	36	0.00%	3.8%
12/31/2022	1.06	0	0	0.50%	-12.5%	12/31/2022	1.07	0	0	0.25%	-12.3%	12/31/2022	1.08	0	0	0.00%	-12.0%
12/31/2021	1.21	0	0	0.50%	5.4%	12/31/2021	1.22	0	0	0.25%	5.7%	12/31/2021	1.23	0	0	0.00%	5.9%
12/31/2020	1.15	0	0	0.50%	10.3%	12/31/2020	1.16	0	0	0.25%	10.6%	12/31/2020	1.16	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	3.4%
2022	9.0%
2021	7.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total International Index Fund - 06-3WH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,082,717	$1,968,972	155,403
Receivables: investments sold	4,347
Payables: investments purchased	-
Net assets	$2,087,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,087,064	1,694,634	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$2,087,064	1,694,634

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,148
Mortality & expense charges			(25,862)
Net investment income (loss)			32,286

Gain (loss) on investments:
Net realized gain (loss)			34,619
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,079
Net gain (loss)			80,698

Increase (decrease) in net assets from operations			$112,984

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,286	$17,238
Net realized gain (loss)		34,619	7,182
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		46,079	95,459

Increase (decrease) in net assets from operations		112,984	119,879

Contract owner transactions:
Proceeds from units sold		1,234,363	356,603
Cost of units redeemed		(337,599)	(166,308)
Account charges		(4,184)	(1,504)
Increase (decrease)		892,580	188,791
Net increase (decrease)		1,005,564	308,670
Net assets, beginning		1,081,500	772,830
Net assets, ending		$2,087,064	$1,081,500

Units sold		1,056,902	316,314
Units redeemed		(272,713)	(148,031)
Net increase (decrease)		784,189	168,283
Units outstanding, beginning		910,445	742,162
Units outstanding, ending		1,694,634	910,445

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,662,723
Cost of units redeemed/account charges			(820,849)
Net investment income (loss)			78,482
Net realized gain (loss)			52,963
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113,745
Net assets			$2,087,064

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	1,695	$2,087	1.25%	3.7%	12/31/2024	$1.25	0	$0	1.00%	3.9%	12/31/2024	$1.27	0	$0	0.75%	4.2%
12/31/2023	1.19	910	1,082	1.25%	14.1%	12/31/2023	1.20	0	0	1.00%	14.4%	12/31/2023	1.22	0	0	0.75%	14.6%
12/31/2022	1.04	742	773	1.25%	-17.3%	12/31/2022	1.05	0	0	1.00%	-17.1%	12/31/2022	1.06	0	0	0.75%	-16.9%
12/31/2021	1.26	537	676	1.25%	7.1%	12/31/2021	1.27	0	0	1.00%	7.4%	12/31/2021	1.28	0	0	0.75%	7.7%
12/31/2020	1.18	408	479	1.25%	9.7%	12/31/2020	1.18	0	0	1.00%	10.0%	12/31/2020	1.19	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	4.5%	12/31/2024	$1.30	0	$0	0.25%	4.7%	12/31/2024	$1.32	0	$0	0.00%	5.0%
12/31/2023	1.23	0	0	0.50%	14.9%	12/31/2023	1.24	0	0	0.25%	15.2%	12/31/2023	1.26	0	0	0.00%	15.5%
12/31/2022	1.07	0	0	0.50%	-16.7%	12/31/2022	1.08	0	0	0.25%	-16.5%	12/31/2022	1.09	0	0	0.00%	-16.3%
12/31/2021	1.29	0	0	0.50%	7.9%	12/31/2021	1.29	0	0	0.25%	8.2%	12/31/2021	1.30	0	0	0.00%	8.5%
12/31/2020	1.19	0	0	0.50%	10.5%	12/31/2020	1.20	0	0	0.25%	10.8%	12/31/2020	1.20	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	3.1%
2022	2.6%
2021	2.9%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity US Sustainability Index Fund - 06-3X3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,155,275	$945,804	44,437
Receivables: investments sold	-
Payables: investments purchased	(2,556)
Net assets	$1,152,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,152,719	532,247	$2.17
Band 100	-	-	2.20
Band 75	-	-	2.23
Band 50	-	-	2.26
Band 25	-	-	2.29
Band 0	-	-	2.32
Total	$1,152,719	532,247

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,682
Mortality & expense charges			(11,631)
Net investment income (loss)			3,051

Gain (loss) on investments:
Net realized gain (loss)			23,014
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			134,130
Net gain (loss)			157,144

Increase (decrease) in net assets from operations			$160,195

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,051	$228
Net realized gain (loss)		23,014	1,377
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		134,130	86,708

Increase (decrease) in net assets from operations		160,195	88,313

Contract owner transactions:
Proceeds from units sold		644,578	76,053
Cost of units redeemed		(100,919)	(17,539)
Account charges		(503)	(531)
Increase (decrease)		543,156	57,983
Net increase (decrease)		703,351	146,296
Net assets, beginning		449,368	303,072
Net assets, ending		$1,152,719	$449,368

Units sold		330,647	46,739
Units redeemed		(51,644)	(11,161)
Net increase (decrease)		279,003	35,578
Units outstanding, beginning		253,244	217,666
Units outstanding, ending		532,247	253,244

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,121,741
Cost of units redeemed/account charges			(207,561)
Net investment income (loss)			4,817
Net realized gain (loss)			24,193
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			209,471
Net assets			$1,152,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	532	$1,153	1.25%	22.1%	12/31/2024	$2.20	0	$0	1.00%	22.4%	12/31/2024	$2.23	0	$0	0.75%	22.7%
12/31/2023	1.77	253	449	1.25%	27.4%	12/31/2023	1.79	0	0	1.00%	27.8%	12/31/2023	1.82	0	0	0.75%	28.1%
12/31/2022	1.39	218	303	1.25%	-21.3%	12/31/2022	1.40	0	0	1.00%	-21.1%	12/31/2022	1.42	0	0	0.75%	-20.9%
12/31/2021	1.77	20	36	1.25%	29.9%	12/31/2021	1.78	0	0	1.00%	30.3%	12/31/2021	1.79	0	0	0.75%	30.6%
12/31/2020	1.36	0	0	1.25%	17.2%	12/31/2020	1.37	0	0	1.00%	17.5%	12/31/2020	1.37	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	23.0%	12/31/2024	$2.29	0	$0	0.25%	23.3%	12/31/2024	$2.32	0	$0	0.00%	23.6%
12/31/2023	1.84	0	0	0.50%	28.4%	12/31/2023	1.86	0	0	0.25%	28.7%	12/31/2023	1.88	0	0	0.00%	29.0%
12/31/2022	1.43	0	0	0.50%	-20.7%	12/31/2022	1.44	0	0	0.25%	-20.5%	12/31/2022	1.46	0	0	0.00%	-20.3%
12/31/2021	1.80	0	0	0.50%	30.9%	12/31/2021	1.81	0	0	0.25%	31.2%	12/31/2021	1.83	0	0	0.00%	31.6%
12/31/2020	1.38	0	0	0.50%	18.1%	12/31/2020	1.38	0	0	0.25%	18.4%	12/31/2020	1.39	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.3%
2022	1.5%
2021	1.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets Index Fund - 06-3WN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,473,203	$1,453,024	142,860
Receivables: investments sold	21,120
Payables: investments purchased	-
Net assets	$1,494,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,494,323	1,419,524	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$1,494,323	1,419,524

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,567
Mortality & expense charges			(16,966)
Net investment income (loss)			21,601

Gain (loss) on investments:
Net realized gain (loss)			4,177
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,298
Net gain (loss)			41,475

Increase (decrease) in net assets from operations			$63,076

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,601	$15,344
Net realized gain (loss)		4,177	(45,150)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,298	114,807

Increase (decrease) in net assets from operations		63,076	85,001

Contract owner transactions:
Proceeds from units sold		1,870,316	2,512,277
Cost of units redeemed		(1,589,566)	(2,500,976)
Account charges		(3,248)	(3,232)
Increase (decrease)		277,502	8,069
Net increase (decrease)		340,578	93,070
Net assets, beginning		1,153,745	1,060,675
Net assets, ending		$1,494,323	$1,153,745

Units sold		1,786,138	2,635,404
Units redeemed		(1,522,512)	(2,628,697)
Net increase (decrease)		263,626	6,707
Units outstanding, beginning		1,155,898	1,149,191
Units outstanding, ending		1,419,524	1,155,898

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,953,263
Cost of units redeemed/account charges			(5,461,598)
Net investment income (loss)			60,185
Net realized gain (loss)			(77,706)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,179
Net assets			$1,494,323

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	1,420	$1,494	1.25%	5.5%	12/31/2024	$1.07	0	$0	1.00%	5.7%	12/31/2024	$1.08	0	$0	0.75%	6.0%
12/31/2023	1.00	1,156	1,154	1.25%	8.1%	12/31/2023	1.01	0	0	1.00%	8.4%	12/31/2023	1.02	0	0	0.75%	8.7%
12/31/2022	0.92	1,149	1,061	1.25%	-21.1%	12/31/2022	0.93	0	0	1.00%	-20.9%	12/31/2022	0.94	0	0	0.75%	-20.7%
12/31/2021	1.17	619	724	1.25%	-4.2%	12/31/2021	1.18	0	0	1.00%	-4.0%	12/31/2021	1.19	0	0	0.75%	-3.8%
12/31/2020	1.22	148	181	1.25%	16.4%	12/31/2020	1.23	0	0	1.00%	16.7%	12/31/2020	1.23	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	6.3%	12/31/2024	$1.11	0	$0	0.25%	6.5%	12/31/2024	$1.13	0	$0	0.00%	6.8%
12/31/2023	1.03	0	0	0.50%	9.0%	12/31/2023	1.05	0	0	0.25%	9.2%	12/31/2023	1.06	0	0	0.00%	9.5%
12/31/2022	0.95	0	0	0.50%	-20.5%	12/31/2022	0.96	0	0	0.25%	-20.3%	12/31/2022	0.97	0	0	0.00%	-20.1%
12/31/2021	1.19	0	0	0.50%	-3.5%	12/31/2021	1.20	0	0	0.25%	-3.3%	12/31/2021	1.21	0	0	0.00%	-3.0%
12/31/2020	1.24	0	0	0.50%	17.2%	12/31/2020	1.24	0	0	0.25%	17.5%	12/31/2020	1.25	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.6%
2022	2.8%
2021	2.4%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl RealEstate Z Class - 06-4G4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,618	$12,397	978
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$8,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,621	10,796	$0.80
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.83
Band 25	-	-	0.84
Band 0	-	-	0.85
Total	$8,621	10,796

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$413
Mortality & expense charges			(101)
Net investment income (loss)			312

Gain (loss) on investments:
Net realized gain (loss)			(35)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,217)
Net gain (loss)			(1,252)

Increase (decrease) in net assets from operations			$(940)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$312	$69
Net realized gain (loss)		(35)	(31)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,217)	193

Increase (decrease) in net assets from operations		(940)	231

Contract owner transactions:
Proceeds from units sold		1,843	180
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,843	180
Net increase (decrease)		903	411
Net assets, beginning		7,718	7,307
Net assets, ending		$8,621	$7,718

Units sold		2,151	212
Units redeemed		-	-
Net increase (decrease)		2,151	212
Units outstanding, beginning		8,645	8,433
Units outstanding, ending		10,796	8,645

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$217,300
Cost of units redeemed/account charges			(191,895)
Net investment income (loss)			1,365
Net realized gain (loss)			(16,207)
Realized gain distributions			1,837
Net change in unrealized appreciation (depreciation)			(3,779)
Net assets			$8,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.80	11	$9	1.25%	-10.6%	12/31/2024	$0.81	0	$0	1.00%	-10.3%	12/31/2024	$0.82	0	$0	0.75%	-10.1%
12/31/2023	0.89	9	8	1.25%	3.0%	12/31/2023	0.90	0	0	1.00%	3.3%	12/31/2023	0.91	0	0	0.75%	3.5%
12/31/2022	0.87	8	7	1.25%	-27.5%	12/31/2022	0.87	0	0	1.00%	-27.3%	12/31/2022	0.88	0	0	0.75%	-27.1%
12/31/2021	1.20	34	40	1.25%	10.7%	12/31/2021	1.20	0	0	1.00%	10.9%	12/31/2021	1.21	0	0	0.75%	11.2%
12/31/2020	1.08	0	0	1.25%	4.5%	12/31/2020	1.08	0	0	1.00%	4.8%	12/31/2020	1.09	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.83	0	$0	0.50%	-9.9%	12/31/2024	$0.84	0	$0	0.25%	-9.6%	12/31/2024	$0.85	0	$0	0.00%	-9.4%
12/31/2023	0.92	0	0	0.50%	3.8%	12/31/2023	0.93	0	0	0.25%	4.1%	12/31/2023	0.94	0	0	0.00%	4.3%
12/31/2022	0.89	0	0	0.50%	-27.0%	12/31/2022	0.89	0	0	0.25%	-26.8%	12/31/2022	0.90	0	0	0.00%	-26.6%
12/31/2021	1.21	0	0	0.50%	11.5%	12/31/2021	1.22	0	0	0.25%	11.8%	12/31/2021	1.23	0	0	0.00%	12.0%
12/31/2020	1.09	0	0	0.50%	5.3%	12/31/2020	1.09	0	0	0.25%	5.6%	12/31/2020	1.09	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.1%
2023	2.1%
2022	0.7%
2021	7.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Extended Market Index Fund - 06-3WJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,415,428	$8,670,582	136,548
Receivables: investments sold	-
Payables: investments purchased	(5,898)
Net assets	$12,409,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,409,530	7,733,452	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$12,409,530	7,733,452

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$59,757
Mortality & expense charges			(147,654)
Net investment income (loss)			(87,897)

Gain (loss) on investments:
Net realized gain (loss)			364,799
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,431,185
Net gain (loss)			1,795,984

Increase (decrease) in net assets from operations			$1,708,087

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(87,897)	$2,901
Net realized gain (loss)		364,799	208,124
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,431,185	2,034,690

Increase (decrease) in net assets from operations		1,708,087	2,245,715

Contract owner transactions:
Proceeds from units sold		910,974	924,371
Cost of units redeemed		(1,452,874)	(1,708,594)
Account charges		(84)	(8)
Increase (decrease)		(541,984)	(784,231)
Net increase (decrease)		1,166,103	1,461,484
Net assets, beginning		11,243,427	9,781,943
Net assets, ending		$12,409,530	$11,243,427

Units sold		657,335	753,647
Units redeemed		(1,018,072)	(1,378,925)
Net increase (decrease)		(360,737)	(625,278)
Units outstanding, beginning		8,094,189	8,719,467
Units outstanding, ending		7,733,452	8,094,189

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,841,473
Cost of units redeemed/account charges			(3,734,928)
Net investment income (loss)			11,927
Net realized gain (loss)			540,217
Realized gain distributions			5,995
Net change in unrealized appreciation (depreciation)			3,744,846
Net assets			$12,409,530

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	7,733	$12,410	1.25%	15.5%	12/31/2024	$1.63	0	$0	1.00%	15.8%	12/31/2024	$1.65	0	$0	0.75%	16.1%
12/31/2023	1.39	8,094	11,243	1.25%	23.8%	12/31/2023	1.41	0	0	1.00%	24.1%	12/31/2023	1.42	0	0	0.75%	24.4%
12/31/2022	1.12	8,719	9,782	1.25%	-27.3%	12/31/2022	1.13	0	0	1.00%	-27.2%	12/31/2022	1.14	0	0	0.75%	-27.0%
12/31/2021	1.54	162	249	1.25%	11.0%	12/31/2021	1.55	0	0	1.00%	11.3%	12/31/2021	1.56	0	0	0.75%	11.6%
12/31/2020	1.39	42	59	1.25%	30.5%	12/31/2020	1.40	0	0	1.00%	30.8%	12/31/2020	1.40	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	16.4%	12/31/2024	$1.70	0	$0	0.25%	16.7%	12/31/2024	$1.72	0	$0	0.00%	17.0%
12/31/2023	1.44	0	0	0.50%	24.7%	12/31/2023	1.46	0	0	0.25%	25.1%	12/31/2023	1.47	0	0	0.00%	25.4%
12/31/2022	1.15	0	0	0.50%	-26.8%	12/31/2022	1.16	0	0	0.25%	-26.6%	12/31/2022	1.17	0	0	0.00%	-26.4%
12/31/2021	1.58	0	0	0.50%	11.8%	12/31/2021	1.59	0	0	0.25%	12.1%	12/31/2021	1.60	0	0	0.00%	12.4%
12/31/2020	1.41	0	0	0.50%	31.5%	12/31/2020	1.41	0	0	0.25%	31.8%	12/31/2020	1.42	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.3%
2022	2.6%
2021	1.5%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	1.25%	22.0%	12/31/2024	$1.58	0	$0	1.00%	22.3%	12/31/2024	$1.60	0	$0	0.75%	22.6%
12/31/2023	1.28	0	0	1.25%	21.6%	12/31/2023	1.29	0	0	1.00%	21.9%	12/31/2023	1.30	0	0	0.75%	22.2%
12/31/2022	1.05	0	0	1.25%	-11.4%	12/31/2022	1.06	0	0	1.00%	-11.2%	12/31/2022	1.06	0	0	0.75%	-10.9%
12/31/2021	1.18	0	0	1.25%	15.6%	12/31/2021	1.19	0	0	1.00%	15.9%	12/31/2021	1.20	0	0	0.75%	16.2%
12/31/2020	1.02	0	0	1.25%	10.2%	12/31/2020	1.03	0	0	1.00%	10.5%	12/31/2020	1.03	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	22.9%	12/31/2024	$1.64	0	$0	0.25%	23.2%	12/31/2024	$1.66	0	$0	0.00%	23.5%
12/31/2023	1.31	0	0	0.50%	22.5%	12/31/2023	1.33	0	0	0.25%	22.8%	12/31/2023	1.34	0	0	0.00%	23.1%
12/31/2022	1.07	0	0	0.50%	-10.7%	12/31/2022	1.08	0	0	0.25%	-10.5%	12/31/2022	1.09	0	0	0.00%	-10.3%
12/31/2021	1.20	0	0	0.50%	16.5%	12/31/2021	1.21	0	0	0.25%	16.8%	12/31/2021	1.21	0	0	0.00%	17.1%
12/31/2020	1.03	0	0	0.50%	11.1%	12/31/2020	1.03	0	0	0.25%	11.3%	12/31/2020	1.04	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Real Estate Index Fund - 06-3WP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$603,641	$595,868	37,663
Receivables: investments sold	3,116
Payables: investments purchased	-
Net assets	$606,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,757	561,884	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$606,757	561,884

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,033
Mortality & expense charges			(8,267)
Net investment income (loss)			9,766

Gain (loss) on investments:
Net realized gain (loss)			12,701
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,581
Net gain (loss)			14,282

Increase (decrease) in net assets from operations			$24,048

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,766	$11,782
Net realized gain (loss)		12,701	(13,403)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,581	72,443

Increase (decrease) in net assets from operations		24,048	70,822

Contract owner transactions:
Proceeds from units sold		199,188	223,474
Cost of units redeemed		(375,534)	(154,057)
Account charges		(1,337)	(1,540)
Increase (decrease)		(177,683)	67,877
Net increase (decrease)		(153,635)	138,699
Net assets, beginning		760,392	621,693
Net assets, ending		$606,757	$760,392

Units sold		184,378	238,207
Units redeemed		(352,432)	(168,074)
Net increase (decrease)		(168,054)	70,133
Units outstanding, beginning		729,938	659,805
Units outstanding, ending		561,884	729,938

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,526,414
Cost of units redeemed/account charges			(978,285)
Net investment income (loss)			38,331
Net realized gain (loss)			12,524
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,773
Net assets			$606,757

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	562	$607	1.25%	3.7%	12/31/2024	$1.10	0	$0	1.00%	3.9%	12/31/2024	$1.11	0	$0	0.75%	4.2%
12/31/2023	1.04	730	760	1.25%	10.6%	12/31/2023	1.05	0	0	1.00%	10.8%	12/31/2023	1.07	0	0	0.75%	11.1%
12/31/2022	0.94	660	622	1.25%	-27.0%	12/31/2022	0.95	0	0	1.00%	-26.9%	12/31/2022	0.96	0	0	0.75%	-26.7%
12/31/2021	1.29	367	474	1.25%	38.9%	12/31/2021	1.30	0	0	1.00%	39.3%	12/31/2021	1.31	0	0	0.75%	39.6%
12/31/2020	0.93	329	306	1.25%	-12.4%	12/31/2020	0.93	0	0	1.00%	-12.2%	12/31/2020	0.94	0	0	0.75%	-12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	4.4%	12/31/2024	$1.14	0	$0	0.25%	4.7%	12/31/2024	$1.16	0	$0	0.00%	5.0%
12/31/2023	1.08	0	0	0.50%	11.4%	12/31/2023	1.09	0	0	0.25%	11.7%	12/31/2023	1.10	0	0	0.00%	11.9%
12/31/2022	0.97	0	0	0.50%	-26.5%	12/31/2022	0.98	0	0	0.25%	-26.3%	12/31/2022	0.99	0	0	0.00%	-26.1%
12/31/2021	1.32	0	0	0.50%	40.0%	12/31/2021	1.33	0	0	0.25%	40.3%	12/31/2021	1.34	0	0	0.00%	40.7%
12/31/2020	0.94	0	0	0.50%	-11.8%	12/31/2020	0.95	0	0	0.25%	-11.5%	12/31/2020	0.95	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.9%
2022	3.0%
2021	1.5%
2020	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	21.8%	12/31/2024	$1.02	0	$0	1.00%	22.1%	12/31/2024	$1.03	0	$0	0.75%	22.4%
12/31/2023	0.83	0	0	1.25%	-1.4%	12/31/2023	0.84	0	0	1.00%	-1.1%	12/31/2023	0.85	0	0	0.75%	-0.9%
12/31/2022	0.84	0	0	1.25%	-24.7%	12/31/2022	0.85	0	0	1.00%	-24.5%	12/31/2022	0.85	0	0	0.75%	-24.3%
12/31/2021	1.12	0	0	1.25%	-14.4%	12/31/2021	1.12	0	0	1.00%	-14.2%	12/31/2021	1.13	0	0	0.75%	-14.0%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.9%	12/31/2020	1.31	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	22.7%	12/31/2024	$1.06	0	$0	0.25%	23.0%	12/31/2024	$1.07	0	$0	0.00%	23.4%
12/31/2023	0.85	0	0	0.50%	-0.6%	12/31/2023	0.86	0	0	0.25%	-0.4%	12/31/2023	0.87	0	0	0.00%	-0.1%
12/31/2022	0.86	0	0	0.50%	-24.1%	12/31/2022	0.86	0	0	0.25%	-24.0%	12/31/2022	0.87	0	0	0.00%	-23.8%
12/31/2021	1.13	0	0	0.50%	-13.8%	12/31/2021	1.14	0	0	0.25%	-13.6%	12/31/2021	1.14	0	0	0.00%	-13.4%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.4%	12/31/2020	1.32	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Technology Z Inst Class - 06-4N4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$754,001	$597,874	5,767
Receivables: investments sold	29,616
Payables: investments purchased	-
Net assets	$783,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$783,617	341,519	$2.29
Band 100	-	-	2.32
Band 75	-	-	2.35
Band 50	-	-	2.37
Band 25	-	-	2.40
Band 0	-	-	2.43
Total	$783,617	341,519

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5
Mortality & expense charges			(8,183)
Net investment income (loss)			(8,178)

Gain (loss) on investments:
Net realized gain (loss)			32,382
Realized gain distributions			51,211
Net change in unrealized appreciation (depreciation)			105,719
Net gain (loss)			189,312

Increase (decrease) in net assets from operations			$181,134

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,178)	$(4,310)
Net realized gain (loss)		32,382	(3,758)
Realized gain distributions		51,211	16,302
Net change in unrealized appreciation (depreciation)		105,719	130,447

Increase (decrease) in net assets from operations		181,134	138,681

Contract owner transactions:
Proceeds from units sold		282,760	202,546
Cost of units redeemed		(117,496)	(38,658)
Account charges		(1)	(1)
Increase (decrease)		165,263	163,887
Net increase (decrease)		346,397	302,568
Net assets, beginning		437,220	134,652
Net assets, ending		$783,617	$437,220

Units sold		141,065	155,497
Units redeemed		(54,587)	(24,417)
Net increase (decrease)		86,478	131,080
Units outstanding, beginning		255,041	123,961
Units outstanding, ending		341,519	255,041

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$702,085
Cost of units redeemed/account charges			(169,255)
Net investment income (loss)			(14,599)
Net realized gain (loss)			20,776
Realized gain distributions			88,483
Net change in unrealized appreciation (depreciation)			156,127
Net assets			$783,617

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.29	342	$784	1.25%	33.8%	12/31/2024	$2.32	0	$0	1.00%	34.2%	12/31/2024	$2.35	0	$0	0.75%	34.5%
12/31/2023	1.71	255	437	1.25%	57.8%	12/31/2023	1.73	0	0	1.00%	58.2%	12/31/2023	1.74	0	0	0.75%	58.6%
12/31/2022	1.09	124	135	1.25%	-36.7%	12/31/2022	1.09	0	0	1.00%	-36.6%	12/31/2022	1.10	0	0	0.75%	-36.4%
12/31/2021	1.72	107	184	1.25%	26.2%	12/31/2021	1.72	0	0	1.00%	26.5%	12/31/2021	1.73	0	0	0.75%	26.8%
12/31/2020	1.36	0	0	1.25%	36.0%	12/31/2020	1.36	0	0	1.00%	36.2%	12/31/2020	1.36	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.37	0	$0	0.50%	34.9%	12/31/2024	$2.40	0	$0	0.25%	35.2%	12/31/2024	$2.43	0	$0	0.00%	35.5%
12/31/2023	1.76	0	0	0.50%	59.0%	12/31/2023	1.78	0	0	0.25%	59.4%	12/31/2023	1.79	0	0	0.00%	59.8%
12/31/2022	1.11	0	0	0.50%	-36.2%	12/31/2022	1.11	0	0	0.25%	-36.1%	12/31/2022	1.12	0	0	0.00%	-35.9%
12/31/2021	1.74	0	0	0.50%	27.1%	12/31/2021	1.74	0	0	0.25%	27.4%	12/31/2021	1.75	0	0	0.00%	27.7%
12/31/2020	1.37	0	0	0.50%	36.6%	12/31/2020	1.37	0	0	0.25%	36.7%	12/31/2020	1.37	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Multi-Asset Index Fund - 06-4N3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,496	$17,132	305
Receivables: investments sold	132
Payables: investments purchased	-
Net assets	$17,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,628	11,903	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$17,628	11,903

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$350
Mortality & expense charges			(140)
Net investment income (loss)			210

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			528
Net change in unrealized appreciation (depreciation)			176
Net gain (loss)			719

Increase (decrease) in net assets from operations			$929

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$210	$48
Net realized gain (loss)		15	73
Realized gain distributions		528	42
Net change in unrealized appreciation (depreciation)		176	202

Increase (decrease) in net assets from operations		929	365

Contract owner transactions:
Proceeds from units sold		12,883	2,576
Cost of units redeemed		(38)	21
Account charges		(9)	(3)
Increase (decrease)		12,836	2,594
Net increase (decrease)		13,765	2,959
Net assets, beginning		3,863	904
Net assets, ending		$17,628	$3,863

Units sold		9,021	2,114
Units redeemed		(32)	(3)
Net increase (decrease)		8,989	2,111
Units outstanding, beginning		2,914	803
Units outstanding, ending		11,903	2,914

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,351
Cost of units redeemed/account charges			(29)
Net investment income (loss)			274
Net realized gain (loss)			88
Realized gain distributions			580
Net change in unrealized appreciation (depreciation)			364
Net assets			$17,628

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	12	$18	1.25%	11.7%	12/31/2024	$1.50	0	$0	1.00%	12.0%	12/31/2024	$1.51	0	$0	0.75%	12.3%
12/31/2023	1.33	3	4	1.25%	17.8%	12/31/2023	1.34	0	0	1.00%	18.1%	12/31/2023	1.35	0	0	0.75%	18.4%
12/31/2022	1.13	1	1	1.25%	-19.1%	12/31/2022	1.13	0	0	1.00%	-18.9%	12/31/2022	1.14	0	0	0.75%	-18.7%
12/31/2021	1.39	0	0	1.25%	15.6%	12/31/2021	1.40	0	0	1.00%	15.9%	12/31/2021	1.40	0	0	0.75%	16.2%
12/31/2020	1.20	0	0	1.25%	20.3%	12/31/2020	1.20	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	12.5%	12/31/2024	$1.55	0	$0	0.25%	12.8%	12/31/2024	$1.57	0	$0	0.00%	13.1%
12/31/2023	1.36	0	0	0.50%	18.7%	12/31/2023	1.37	0	0	0.25%	19.0%	12/31/2023	1.39	0	0	0.00%	19.3%
12/31/2022	1.15	0	0	0.50%	-18.5%	12/31/2022	1.15	0	0	0.25%	-18.3%	12/31/2022	1.16	0	0	0.00%	-18.1%
12/31/2021	1.41	0	0	0.50%	16.5%	12/31/2021	1.41	0	0	0.25%	16.8%	12/31/2021	1.42	0	0	0.00%	17.1%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	20.9%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.1%
2022	3.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Sustainability Index Fund Inst Class - 06-4H6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,883	$212,718	19,017
Receivables: investments sold	6,043
Payables: investments purchased	-
Net assets	$229,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,926	202,921	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$229,926	202,921

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,342
Mortality & expense charges			(2,519)
Net investment income (loss)			2,823

Gain (loss) on investments:
Net realized gain (loss)			3,238
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			379
Net gain (loss)			3,617

Increase (decrease) in net assets from operations			$6,440

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,823	$2,146
Net realized gain (loss)		3,238	1,459
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		379	8,682

Increase (decrease) in net assets from operations		6,440	12,287

Contract owner transactions:
Proceeds from units sold		114,732	55,792
Cost of units redeemed		(24,828)	(9,120)
Account charges		(365)	(217)
Increase (decrease)		89,539	46,455
Net increase (decrease)		95,979	58,742
Net assets, beginning		133,947	75,205
Net assets, ending		$229,926	$133,947

Units sold		101,554	54,103
Units redeemed		(21,999)	(9,173)
Net increase (decrease)		79,555	44,930
Units outstanding, beginning		123,366	78,436
Units outstanding, ending		202,921	123,366

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$245,759
Cost of units redeemed/account charges			(38,161)
Net investment income (loss)			6,584
Net realized gain (loss)			4,579
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,165
Net assets			$229,926

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	203	$230	1.25%	4.4%	12/31/2024	$1.15	0	$0	1.00%	4.6%	12/31/2024	$1.16	0	$0	0.75%	4.9%
12/31/2023	1.09	123	134	1.25%	13.2%	12/31/2023	1.10	0	0	1.00%	13.5%	12/31/2023	1.11	0	0	0.75%	13.8%
12/31/2022	0.96	78	75	1.25%	-19.9%	12/31/2022	0.97	0	0	1.00%	-19.7%	12/31/2022	0.97	0	0	0.75%	-19.5%
12/31/2021	1.20	0	0	1.25%	6.3%	12/31/2021	1.20	0	0	1.00%	6.6%	12/31/2021	1.21	0	0	0.75%	6.8%
12/31/2020	1.13	0	0	1.25%	12.6%	12/31/2020	1.13	0	0	1.00%	12.8%	12/31/2020	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	5.1%	12/31/2024	$1.19	0	$0	0.25%	5.4%	12/31/2024	$1.20	0	$0	0.00%	5.7%
12/31/2023	1.12	0	0	0.50%	14.1%	12/31/2023	1.13	0	0	0.25%	14.4%	12/31/2023	1.14	0	0	0.00%	14.7%
12/31/2022	0.98	0	0	0.50%	-19.3%	12/31/2022	0.99	0	0	0.25%	-19.1%	12/31/2022	0.99	0	0	0.00%	-18.9%
12/31/2021	1.21	0	0	0.50%	7.1%	12/31/2021	1.22	0	0	0.25%	7.4%	12/31/2021	1.22	0	0	0.00%	7.6%
12/31/2020	1.13	0	0	0.50%	13.3%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.3%
2022	4.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$287,602	$290,093	31,289
Receivables: investments sold	-
Payables: investments purchased	(1,926)
Net assets	$285,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,676	316,884	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$285,676	316,884

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,402
Mortality & expense charges			(2,278)
Net investment income (loss)			4,124

Gain (loss) on investments:
Net realized gain (loss)			85
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,985)
Net gain (loss)			(4,900)

Increase (decrease) in net assets from operations			$(776)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,124	$1,718
Net realized gain (loss)		85	51
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,985)	2,859

Increase (decrease) in net assets from operations		(776)	4,628

Contract owner transactions:
Proceeds from units sold		185,105	51,665
Cost of units redeemed		(30,400)	(2,592)
Account charges		(318)	(194)
Increase (decrease)		154,387	48,879
Net increase (decrease)		153,611	53,507
Net assets, beginning		132,065	78,558
Net assets, ending		$285,676	$132,065

Units sold		204,448	58,950
Units redeemed		(34,015)	(3,202)
Net increase (decrease)		170,433	55,748
Units outstanding, beginning		146,451	90,703
Units outstanding, ending		316,884	146,451

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$316,775
Cost of units redeemed/account charges			(34,715)
Net investment income (loss)			5,968
Net realized gain (loss)			139
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,491)
Net assets			$285,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	317	$286	1.25%	0.0%	12/31/2024	$0.91	0	$0	1.00%	0.2%	12/31/2024	$0.92	0	$0	0.75%	0.5%
12/31/2023	0.90	146	132	1.25%	4.1%	12/31/2023	0.91	0	0	1.00%	4.4%	12/31/2023	0.92	0	0	0.75%	4.6%
12/31/2022	0.87	91	79	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.88	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	-3.2%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.02	0	0	0.75%	-2.7%
12/31/2020	1.04	0	0	1.25%	4.0%	12/31/2020	1.04	0	0	1.00%	4.2%	12/31/2020	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	0.7%	12/31/2024	$0.95	0	$0	0.25%	1.0%	12/31/2024	$0.96	0	$0	0.00%	1.2%
12/31/2023	0.93	0	0	0.50%	4.9%	12/31/2023	0.94	0	0	0.25%	5.2%	12/31/2023	0.95	0	0	0.00%	5.4%
12/31/2022	0.88	0	0	0.50%	-13.3%	12/31/2022	0.89	0	0	0.25%	-13.1%	12/31/2022	0.90	0	0	0.00%	-12.9%
12/31/2021	1.02	0	0	0.50%	-2.5%	12/31/2021	1.03	0	0	0.25%	-2.2%	12/31/2021	1.03	0	0	0.00%	-2.0%
12/31/2020	1.05	0	0	0.50%	4.7%	12/31/2020	1.05	0	0	0.25%	4.9%	12/31/2020	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	2.8%
2022	0.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Growth Opps Z Inst Class - 06-4RH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,389,584	$3,383,597	21,611
Receivables: investments sold	-
Payables: investments purchased	(45,595)
Net assets	$4,343,989

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,343,989	3,450,264	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$4,343,989	3,450,264

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(46,530)
Net investment income (loss)			(46,530)

Gain (loss) on investments:
Net realized gain (loss)			92,595
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,118,937
Net gain (loss)			1,211,532

Increase (decrease) in net assets from operations			$1,165,002

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,530)	$(42,865)
Net realized gain (loss)		92,595	(248,699)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,118,937	1,513,474

Increase (decrease) in net assets from operations		1,165,002	1,221,910

Contract owner transactions:
Proceeds from units sold		849,139	291,837
Cost of units redeemed		(1,108,570)	(1,112,536)
Account charges		(1,874)	(3,351)
Increase (decrease)		(261,305)	(824,050)
Net increase (decrease)		903,697	397,860
Net assets, beginning		3,440,292	3,042,432
Net assets, ending		$4,343,989	$3,440,292

Units sold		751,765	377,380
Units redeemed		(1,058,353)	(1,401,249)
Net increase (decrease)		(306,588)	(1,023,869)
Units outstanding, beginning		3,756,852	4,780,721
Units outstanding, ending		3,450,264	3,756,852

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,179,783
Cost of units redeemed/account charges			(3,633,435)
Net investment income (loss)			(131,892)
Net realized gain (loss)			(402,320)
Realized gain distributions			325,866
Net change in unrealized appreciation (depreciation)			1,005,987
Net assets			$4,343,989

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	3,450	$4,344	1.25%	37.5%	12/31/2024	$1.27	0	$0	1.00%	37.8%	12/31/2024	$1.28	0	$0	0.75%	38.2%
12/31/2023	0.92	3,757	3,440	1.25%	43.9%	12/31/2023	0.92	0	0	1.00%	44.3%	12/31/2023	0.93	0	0	0.75%	44.6%
12/31/2022	0.64	4,781	3,042	1.25%	-38.9%	12/31/2022	0.64	0	0	1.00%	-38.8%	12/31/2022	0.64	0	0	0.75%	-38.6%
12/31/2021	1.04	3,628	3,782	1.25%	4.2%	12/31/2021	1.04	0	0	1.00%	4.5%	12/31/2021	1.05	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	38.5%	12/31/2024	$1.31	0	$0	0.25%	38.9%	12/31/2024	$1.32	0	$0	0.00%	39.2%
12/31/2023	0.94	0	0	0.50%	45.0%	12/31/2023	0.94	0	0	0.25%	45.3%	12/31/2023	0.95	0	0	0.00%	45.7%
12/31/2022	0.65	0	0	0.50%	-38.5%	12/31/2022	0.65	0	0	0.25%	-38.3%	12/31/2022	0.65	0	0	0.00%	-38.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.05	0	0	0.25%	5.2%	12/31/2021	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,902	$22,445	712
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$21,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,910	22,776	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$21,910	22,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$537
Mortality & expense charges			(292)
Net investment income (loss)			245

Gain (loss) on investments:
Net realized gain (loss)			1,918
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,834)
Net gain (loss)			84

Increase (decrease) in net assets from operations			$329

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$245	$226
Net realized gain (loss)		1,918	(818)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,834)	1,702

Increase (decrease) in net assets from operations		329	1,110

Contract owner transactions:
Proceeds from units sold		23,795	59,285
Cost of units redeemed		(24,931)	(38,970)
Account charges		(143)	(62)
Increase (decrease)		(1,279)	20,253
Net increase (decrease)		(950)	21,363
Net assets, beginning		22,860	1,497
Net assets, ending		$21,910	$22,860

Units sold		24,492	65,479
Units redeemed		(25,220)	(43,795)
Net increase (decrease)		(728)	21,684
Units outstanding, beginning		23,504	1,820
Units outstanding, ending		22,776	23,504

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$87,041
Cost of units redeemed/account charges			(65,857)
Net investment income (loss)			551
Net realized gain (loss)			548
Realized gain distributions			170
Net change in unrealized appreciation (depreciation)			(543)
Net assets			$21,910

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	23	$22	1.25%	-1.1%	12/31/2024	$0.97	0	$0	1.00%	-0.8%	12/31/2024	$0.98	0	$0	0.75%	-0.6%
12/31/2023	0.97	24	23	1.25%	18.3%	12/31/2023	0.98	0	0	1.00%	18.6%	12/31/2023	0.99	0	0	0.75%	18.9%
12/31/2022	0.82	2	1	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.83	0	0	0.75%	-17.2%
12/31/2021	1.00	4	4	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-0.3%	12/31/2024	$1.00	0	$0	0.25%	-0.1%	12/31/2024	$1.01	0	$0	0.00%	0.2%
12/31/2023	0.99	0	0	0.50%	19.2%	12/31/2023	1.00	0	0	0.25%	19.5%	12/31/2023	1.00	0	0	0.00%	19.8%
12/31/2022	0.83	0	0	0.50%	-16.9%	12/31/2022	0.84	0	0	0.25%	-16.7%	12/31/2022	0.84	0	0	0.00%	-16.5%
12/31/2021	1.00	0	0	0.50%	0.2%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	3.7%
2022	1.0%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Small Cap Value Z Inst Class - 06-4TT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,354,520	$2,195,316	115,448
Receivables: investments sold	-
Payables: investments purchased	(1,670)
Net assets	$2,352,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,352,850	1,981,548	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$2,352,850	1,981,548

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,952
Mortality & expense charges			(26,471)
Net investment income (loss)			(10,519)

Gain (loss) on investments:
Net realized gain (loss)			27,994
Realized gain distributions			118,767
Net change in unrealized appreciation (depreciation)			25,278
Net gain (loss)			172,039

Increase (decrease) in net assets from operations			$161,520

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,519)	$(4,786)
Net realized gain (loss)		27,994	22,201
Realized gain distributions		118,767	72,785
Net change in unrealized appreciation (depreciation)		25,278	82,812

Increase (decrease) in net assets from operations		161,520	173,012

Contract owner transactions:
Proceeds from units sold		717,314	1,178,786
Cost of units redeemed		(266,221)	(299,412)
Account charges		(5,580)	(4,420)
Increase (decrease)		445,513	874,954
Net increase (decrease)		607,033	1,047,966
Net assets, beginning		1,745,817	697,851
Net assets, ending		$2,352,850	$1,745,817

Units sold		630,614	1,157,905
Units redeemed		(237,411)	(309,114)
Net increase (decrease)		393,203	848,791
Units outstanding, beginning		1,588,345	739,554
Units outstanding, ending		1,981,548	1,588,345

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,568,321
Cost of units redeemed/account charges			(599,293)
Net investment income (loss)			(17,707)
Net realized gain (loss)			47,095
Realized gain distributions			195,230
Net change in unrealized appreciation (depreciation)			159,204
Net assets			$2,352,850

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	1,982	$2,353	1.25%	8.0%	12/31/2024	$1.20	0	$0	1.00%	8.3%	12/31/2024	$1.21	0	$0	0.75%	8.6%
12/31/2023	1.10	1,588	1,746	1.25%	16.5%	12/31/2023	1.11	0	0	1.00%	16.8%	12/31/2023	1.11	0	0	0.75%	17.1%
12/31/2022	0.94	740	698	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.95	0	0	0.75%	-13.7%
12/31/2021	1.10	0	0	1.25%	9.9%	12/31/2021	1.10	0	0	1.00%	10.1%	12/31/2021	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	8.8%	12/31/2024	$1.23	0	$0	0.25%	9.1%	12/31/2024	$1.24	0	$0	0.00%	9.4%
12/31/2023	1.12	0	0	0.50%	17.4%	12/31/2023	1.13	0	0	0.25%	17.7%	12/31/2023	1.14	0	0	0.00%	17.9%
12/31/2022	0.96	0	0	0.50%	-13.5%	12/31/2022	0.96	0	0	0.25%	-13.3%	12/31/2022	0.96	0	0	0.00%	-13.1%
12/31/2021	1.11	0	0	0.50%	10.6%	12/31/2021	1.11	0	0	0.25%	10.8%	12/31/2021	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$332,202	$326,232	25,893
Receivables: investments sold	-
Payables: investments purchased	(246)
Net assets	$331,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$331,956	338,630	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$331,956	338,630

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,498
Mortality & expense charges			(4,069)
Net investment income (loss)			6,429

Gain (loss) on investments:
Net realized gain (loss)			468
Realized gain distributions			5,670
Net change in unrealized appreciation (depreciation)			1,461
Net gain (loss)			7,599

Increase (decrease) in net assets from operations			$14,028

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,429	$5,998
Net realized gain (loss)		468	(12)
Realized gain distributions		5,670	1,753
Net change in unrealized appreciation (depreciation)		1,461	4,509

Increase (decrease) in net assets from operations		14,028	12,248

Contract owner transactions:
Proceeds from units sold		18,577	304,206
Cost of units redeemed		(11,500)	(5,413)
Account charges		(80)	(110)
Increase (decrease)		6,997	298,683
Net increase (decrease)		21,025	310,931
Net assets, beginning		310,931	-
Net assets, ending		$331,956	$310,931

Units sold		19,278	337,471
Units redeemed		(11,994)	(6,125)
Net increase (decrease)		7,284	331,346
Units outstanding, beginning		331,346	-
Units outstanding, ending		338,630	331,346

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$322,783
Cost of units redeemed/account charges			(17,103)
Net investment income (loss)			12,427
Net realized gain (loss)			456
Realized gain distributions			7,423
Net change in unrealized appreciation (depreciation)			5,970
Net assets			$331,956

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	339	$332	1.25%	4.5%	12/31/2024	$0.99	0	$0	1.00%	4.7%	12/31/2024	$1.00	0	$0	0.75%	5.0%
12/31/2023	0.94	331	311	1.25%	8.6%	12/31/2023	0.94	0	0	1.00%	8.8%	12/31/2023	0.95	0	0	0.75%	9.1%
12/31/2022	0.86	0	0	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.87	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	0.6%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	5.3%	12/31/2024	$1.01	0	$0	0.25%	5.5%	12/31/2024	$1.02	0	$0	0.00%	5.8%
12/31/2023	0.95	0	0	0.50%	9.4%	12/31/2023	0.96	0	0	0.25%	9.6%	12/31/2023	0.96	0	0	0.00%	9.9%
12/31/2022	0.87	0	0	0.50%	-13.4%	12/31/2022	0.87	0	0	0.25%	-13.2%	12/31/2022	0.88	0	0	0.00%	-13.0%
12/31/2021	1.01	0	0	0.50%	0.6%	12/31/2021	1.01	0	0	0.25%	0.6%	12/31/2021	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	5.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2015 Prem Other Class - 06-69C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$433,979	$418,851	30,500
Receivables: investments sold	345
Payables: investments purchased	-
Net assets	$434,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$434,324	439,930	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$434,324	439,930

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,001
Mortality & expense charges			(5,313)
Net investment income (loss)			7,688

Gain (loss) on investments:
Net realized gain (loss)			1,724
Realized gain distributions			8,789
Net change in unrealized appreciation (depreciation)			4,119
Net gain (loss)			14,632

Increase (decrease) in net assets from operations			$22,320

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,688	$7,193
Net realized gain (loss)		1,724	241
Realized gain distributions		8,789	-
Net change in unrealized appreciation (depreciation)		4,119	11,009

Increase (decrease) in net assets from operations		22,320	18,443

Contract owner transactions:
Proceeds from units sold		34,517	414,440
Cost of units redeemed		(22,007)	(33,039)
Account charges		(120)	(230)
Increase (decrease)		12,390	381,171
Net increase (decrease)		34,710	399,614
Net assets, beginning		399,614	-
Net assets, ending		$434,324	$399,614

Units sold		35,710	463,977
Units redeemed		(22,713)	(37,044)
Net increase (decrease)		12,997	426,933
Units outstanding, beginning		426,933	-
Units outstanding, ending		439,930	426,933

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$448,957
Cost of units redeemed/account charges			(55,396)
Net investment income (loss)			14,881
Net realized gain (loss)			1,965
Realized gain distributions			8,789
Net change in unrealized appreciation (depreciation)			15,128
Net assets			$434,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	440	$434	1.25%	5.5%	12/31/2024	$0.99	0	$0	1.00%	5.7%	12/31/2024	$1.00	0	$0	0.75%	6.0%
12/31/2023	0.94	427	400	1.25%	9.9%	12/31/2023	0.94	0	0	1.00%	10.2%	12/31/2023	0.95	0	0	0.75%	10.4%
12/31/2022	0.85	0	0	1.25%	-15.4%	12/31/2022	0.85	0	0	1.00%	-15.2%	12/31/2022	0.86	0	0	0.75%	-15.0%
12/31/2021	1.01	0	0	1.25%	0.7%	12/31/2021	1.01	0	0	1.00%	0.7%	12/31/2021	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	6.3%	12/31/2024	$1.02	0	$0	0.25%	6.5%	12/31/2024	$1.03	0	$0	0.00%	6.8%
12/31/2023	0.95	0	0	0.50%	10.7%	12/31/2023	0.96	0	0	0.25%	11.0%	12/31/2023	0.96	0	0	0.00%	11.3%
12/31/2022	0.86	0	0	0.50%	-14.8%	12/31/2022	0.86	0	0	0.25%	-14.6%	12/31/2022	0.86	0	0	0.00%	-14.4%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	0.8%	12/31/2021	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	5.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2020 Prem Other Class - 06-69F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,739,482	$1,664,050	110,447
Receivables: investments sold	1,164
Payables: investments purchased	-
Net assets	$1,740,646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,740,646	1,750,820	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$1,740,646	1,750,820

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$49,635
Mortality & expense charges			(21,440)
Net investment income (loss)			28,195

Gain (loss) on investments:
Net realized gain (loss)			10,804
Realized gain distributions			48,997
Net change in unrealized appreciation (depreciation)			17,993
Net gain (loss)			77,794

Increase (decrease) in net assets from operations			$105,989

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,195	$26,363
Net realized gain (loss)		10,804	(1,975)
Realized gain distributions		48,997	-
Net change in unrealized appreciation (depreciation)		17,993	57,439

Increase (decrease) in net assets from operations		105,989	81,827

Contract owner transactions:
Proceeds from units sold		153,611	1,678,710
Cost of units redeemed		(103,172)	(175,388)
Account charges		(240)	(691)
Increase (decrease)		50,199	1,502,631
Net increase (decrease)		156,188	1,584,458
Net assets, beginning		1,584,458	-
Net assets, ending		$1,740,646	$1,584,458

Units sold		158,101	1,898,159
Units redeemed		(103,463)	(201,977)
Net increase (decrease)		54,638	1,696,182
Units outstanding, beginning		1,696,182	-
Units outstanding, ending		1,750,820	1,696,182

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,832,321
Cost of units redeemed/account charges			(279,491)
Net investment income (loss)			54,558
Net realized gain (loss)			8,829
Realized gain distributions			48,997
Net change in unrealized appreciation (depreciation)			75,432
Net assets			$1,740,646

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	1,751	$1,741	1.25%	6.4%	12/31/2024	$1.00	0	$0	1.00%	6.7%	12/31/2024	$1.01	0	$0	0.75%	7.0%
12/31/2023	0.93	1,696	1,584	1.25%	11.4%	12/31/2023	0.94	0	0	1.00%	11.6%	12/31/2023	0.94	0	0	0.75%	11.9%
12/31/2022	0.84	0	0	1.25%	-17.0%	12/31/2022	0.84	0	0	1.00%	-16.8%	12/31/2022	0.84	0	0	0.75%	-16.5%
12/31/2021	1.01	0	0	1.25%	1.0%	12/31/2021	1.01	0	0	1.00%	1.0%	12/31/2021	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	7.2%	12/31/2024	$1.02	0	$0	0.25%	7.5%	12/31/2024	$1.03	0	$0	0.00%	7.8%
12/31/2023	0.95	0	0	0.50%	12.2%	12/31/2023	0.95	0	0	0.25%	12.5%	12/31/2023	0.96	0	0	0.00%	12.8%
12/31/2022	0.85	0	0	0.50%	-16.3%	12/31/2022	0.85	0	0	0.25%	-16.1%	12/31/2022	0.85	0	0	0.00%	-15.9%
12/31/2021	1.01	0	0	0.50%	1.0%	12/31/2021	1.01	0	0	0.25%	1.1%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2025 Prem Other Class - 06-69G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,131,437	$1,968,984	114,869
Receivables: investments sold	1,689
Payables: investments purchased	-
Net assets	$2,133,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,133,126	2,126,655	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$2,133,126	2,126,655

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$54,380
Mortality & expense charges			(26,232)
Net investment income (loss)			28,148

Gain (loss) on investments:
Net realized gain (loss)			21,751
Realized gain distributions			16,563
Net change in unrealized appreciation (depreciation)			78,153
Net gain (loss)			116,467

Increase (decrease) in net assets from operations			$144,615

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,148	$32,360
Net realized gain (loss)		21,751	491
Realized gain distributions		16,563	-
Net change in unrealized appreciation (depreciation)		78,153	84,300

Increase (decrease) in net assets from operations		144,615	117,151

Contract owner transactions:
Proceeds from units sold		219,749	1,865,293
Cost of units redeemed		(193,864)	(18,582)
Account charges		(506)	(730)
Increase (decrease)		25,379	1,845,981
Net increase (decrease)		169,994	1,963,132
Net assets, beginning		1,963,132	-
Net assets, ending		$2,133,126	$1,963,132

Units sold		224,815	2,120,629
Units redeemed		(196,792)	(21,997)
Net increase (decrease)		28,023	2,098,632
Units outstanding, beginning		2,098,632	-
Units outstanding, ending		2,126,655	2,098,632

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,085,042
Cost of units redeemed/account charges			(213,682)
Net investment income (loss)			60,508
Net realized gain (loss)			22,242
Realized gain distributions			16,563
Net change in unrealized appreciation (depreciation)			162,453
Net assets			$2,133,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	2,127	$2,133	1.25%	7.2%	12/31/2024	$1.01	0	$0	1.00%	7.5%	12/31/2024	$1.02	0	$0	0.75%	7.8%
12/31/2023	0.94	2,099	1,963	1.25%	12.6%	12/31/2023	0.94	0	0	1.00%	12.8%	12/31/2023	0.95	0	0	0.75%	13.1%
12/31/2022	0.83	0	0	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.01	0	0	1.25%	0.8%	12/31/2021	1.01	0	0	1.00%	0.9%	12/31/2021	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	8.0%	12/31/2024	$1.03	0	$0	0.25%	8.3%	12/31/2024	$1.04	0	$0	0.00%	8.6%
12/31/2023	0.95	0	0	0.50%	13.4%	12/31/2023	0.95	0	0	0.25%	13.7%	12/31/2023	0.96	0	0	0.00%	14.0%
12/31/2022	0.84	0	0	0.50%	-17.0%	12/31/2022	0.84	0	0	0.25%	-16.8%	12/31/2022	0.84	0	0	0.00%	-16.6%
12/31/2021	1.01	0	0	0.50%	0.9%	12/31/2021	1.01	0	0	0.25%	0.9%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	4.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2030 Prem Other Class - 06-69H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,070,798	$3,693,666	202,085
Receivables: investments sold	3,244
Payables: investments purchased	-
Net assets	$4,074,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,074,042	3,979,093	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$4,074,042	3,979,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$98,795
Mortality & expense charges			(48,063)
Net investment income (loss)			50,732

Gain (loss) on investments:
Net realized gain (loss)			34,021
Realized gain distributions			9,648
Net change in unrealized appreciation (depreciation)			198,820
Net gain (loss)			242,489

Increase (decrease) in net assets from operations			$293,221

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,732	$52,752
Net realized gain (loss)		34,021	3,670
Realized gain distributions		9,648	-
Net change in unrealized appreciation (depreciation)		198,820	178,312

Increase (decrease) in net assets from operations		293,221	234,734

Contract owner transactions:
Proceeds from units sold		561,548	3,729,594
Cost of units redeemed		(311,002)	(431,941)
Account charges		(465)	(1,647)
Increase (decrease)		250,081	3,296,006
Net increase (decrease)		543,302	3,530,740
Net assets, beginning		3,530,740	-
Net assets, ending		$4,074,042	$3,530,740

Units sold		561,218	4,221,820
Units redeemed		(314,164)	(489,781)
Net increase (decrease)		247,054	3,732,039
Units outstanding, beginning		3,732,039	-
Units outstanding, ending		3,979,093	3,732,039

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,291,142
Cost of units redeemed/account charges			(745,055)
Net investment income (loss)			103,484
Net realized gain (loss)			37,691
Realized gain distributions			9,648
Net change in unrealized appreciation (depreciation)			377,132
Net assets			$4,074,042

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	3,979	$4,074	1.25%	8.2%	12/31/2024	$1.03	0	$0	1.00%	8.5%	12/31/2024	$1.04	0	$0	0.75%	8.8%
12/31/2023	0.95	3,732	3,531	1.25%	13.7%	12/31/2023	0.95	0	0	1.00%	14.0%	12/31/2023	0.96	0	0	0.75%	14.3%
12/31/2022	0.83	0	0	1.25%	-17.8%	12/31/2022	0.83	0	0	1.00%	-17.6%	12/31/2022	0.84	0	0	0.75%	-17.4%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	9.0%	12/31/2024	$1.06	0	$0	0.25%	9.3%	12/31/2024	$1.06	0	$0	0.00%	9.6%
12/31/2023	0.96	0	0	0.50%	14.6%	12/31/2023	0.97	0	0	0.25%	14.8%	12/31/2023	0.97	0	0	0.00%	15.1%
12/31/2022	0.84	0	0	0.50%	-17.2%	12/31/2022	0.84	0	0	0.25%	-17.0%	12/31/2022	0.84	0	0	0.00%	-16.8%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	4.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2035 Prem Other Class - 06-69J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,594,551	$2,294,612	111,299
Receivables: investments sold	2,071
Payables: investments purchased	-
Net assets	$2,596,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,596,622	2,464,980	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$2,596,622	2,464,980

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$59,936
Mortality & expense charges			(30,558)
Net investment income (loss)			29,378

Gain (loss) on investments:
Net realized gain (loss)			36,117
Realized gain distributions			4,831
Net change in unrealized appreciation (depreciation)			155,864
Net gain (loss)			196,812

Increase (decrease) in net assets from operations			$226,190

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,378	$31,317
Net realized gain (loss)		36,117	3,870
Realized gain distributions		4,831	-
Net change in unrealized appreciation (depreciation)		155,864	144,075

Increase (decrease) in net assets from operations		226,190	179,262

Contract owner transactions:
Proceeds from units sold		367,556	2,196,771
Cost of units redeemed		(280,063)	(91,664)
Account charges		(482)	(948)
Increase (decrease)		87,011	2,104,159
Net increase (decrease)		313,201	2,283,421
Net assets, beginning		2,283,421	-
Net assets, ending		$2,596,622	$2,283,421

Units sold		359,031	2,483,925
Units redeemed		(276,707)	(101,269)
Net increase (decrease)		82,324	2,382,656
Units outstanding, beginning		2,382,656	-
Units outstanding, ending		2,464,980	2,382,656

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,564,327
Cost of units redeemed/account charges			(373,157)
Net investment income (loss)			60,695
Net realized gain (loss)			39,987
Realized gain distributions			4,831
Net change in unrealized appreciation (depreciation)			299,939
Net assets			$2,596,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	2,465	$2,597	1.25%	9.9%	12/31/2024	$1.06	0	$0	1.00%	10.2%	12/31/2024	$1.07	0	$0	0.75%	10.5%
12/31/2023	0.96	2,383	2,283	1.25%	15.9%	12/31/2023	0.96	0	0	1.00%	16.2%	12/31/2023	0.97	0	0	0.75%	16.5%
12/31/2022	0.83	0	0	1.25%	-18.6%	12/31/2022	0.83	0	0	1.00%	-18.4%	12/31/2022	0.83	0	0	0.75%	-18.2%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	10.8%	12/31/2024	$1.09	0	$0	0.25%	11.0%	12/31/2024	$1.09	0	$0	0.00%	11.3%
12/31/2023	0.97	0	0	0.50%	16.7%	12/31/2023	0.98	0	0	0.25%	17.0%	12/31/2023	0.98	0	0	0.00%	17.3%
12/31/2022	0.83	0	0	0.50%	-18.0%	12/31/2022	0.84	0	0	0.25%	-17.8%	12/31/2022	0.84	0	0	0.00%	-17.6%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	4.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2040 Prem Other Class - 06-69K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,701,831	$2,320,113	109,873
Receivables: investments sold	2,151
Payables: investments purchased	-
Net assets	$2,703,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,703,982	2,485,264	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$2,703,982	2,485,264

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56,901
Mortality & expense charges			(31,656)
Net investment income (loss)			25,245

Gain (loss) on investments:
Net realized gain (loss)			28,775
Realized gain distributions			2,874
Net change in unrealized appreciation (depreciation)			216,277
Net gain (loss)			247,926

Increase (decrease) in net assets from operations			$273,171

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,245	$27,870
Net realized gain (loss)		28,775	2,749
Realized gain distributions		2,874	-
Net change in unrealized appreciation (depreciation)		216,277	165,441

Increase (decrease) in net assets from operations		273,171	196,060

Contract owner transactions:
Proceeds from units sold		405,142	2,109,551
Cost of units redeemed		(175,956)	(102,477)
Account charges		(385)	(1,124)
Increase (decrease)		228,801	2,005,950
Net increase (decrease)		501,972	2,202,010
Net assets, beginning		2,202,010	-
Net assets, ending		$2,703,982	$2,202,010

Units sold		388,374	2,381,816
Units redeemed		(169,977)	(114,949)
Net increase (decrease)		218,397	2,266,867
Units outstanding, beginning		2,266,867	-
Units outstanding, ending		2,485,264	2,266,867

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,514,693
Cost of units redeemed/account charges			(279,942)
Net investment income (loss)			53,115
Net realized gain (loss)			31,524
Realized gain distributions			2,874
Net change in unrealized appreciation (depreciation)			381,718
Net assets			$2,703,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	2,485	$2,704	1.25%	12.0%	12/31/2024	$1.10	0	$0	1.00%	12.3%	12/31/2024	$1.10	0	$0	0.75%	12.6%
12/31/2023	0.97	2,267	2,202	1.25%	18.0%	12/31/2023	0.98	0	0	1.00%	18.3%	12/31/2023	0.98	0	0	0.75%	18.6%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	12.9%	12/31/2024	$1.12	0	$0	0.25%	13.1%	12/31/2024	$1.13	0	$0	0.00%	13.4%
12/31/2023	0.99	0	0	0.50%	18.9%	12/31/2023	0.99	0	0	0.25%	19.2%	12/31/2023	1.00	0	0	0.00%	19.5%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	4.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2045 Prem Other Class - 06-69M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,920,453	$1,672,821	74,150
Receivables: investments sold	1,533
Payables: investments purchased	-
Net assets	$1,921,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,921,986	1,746,672	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,921,986	1,746,672

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,386
Mortality & expense charges			(19,927)
Net investment income (loss)			18,459

Gain (loss) on investments:
Net realized gain (loss)			18,566
Realized gain distributions			435
Net change in unrealized appreciation (depreciation)			137,802
Net gain (loss)			156,803

Increase (decrease) in net assets from operations			$175,262

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,459	$17,451
Net realized gain (loss)		18,566	3,824
Realized gain distributions		435	-
Net change in unrealized appreciation (depreciation)		137,802	109,830

Increase (decrease) in net assets from operations		175,262	131,105

Contract owner transactions:
Proceeds from units sold		516,859	1,388,270
Cost of units redeemed		(181,214)	(107,172)
Account charges		(521)	(603)
Increase (decrease)		335,124	1,280,495
Net increase (decrease)		510,386	1,411,600
Net assets, beginning		1,411,600	-
Net assets, ending		$1,921,986	$1,411,600

Units sold		484,007	1,565,548
Units redeemed		(184,472)	(118,411)
Net increase (decrease)		299,535	1,447,137
Units outstanding, beginning		1,447,137	-
Units outstanding, ending		1,746,672	1,447,137

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,905,129
Cost of units redeemed/account charges			(289,510)
Net investment income (loss)			35,910
Net realized gain (loss)			22,390
Realized gain distributions			435
Net change in unrealized appreciation (depreciation)			247,632
Net assets			$1,921,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,747	$1,922	1.25%	12.8%	12/31/2024	$1.11	0	$0	1.00%	13.1%	12/31/2024	$1.12	0	$0	0.75%	13.4%
12/31/2023	0.98	1,447	1,412	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	13.7%	12/31/2024	$1.13	0	$0	0.25%	13.9%	12/31/2024	$1.14	0	$0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2050 Prem Other Class - 06-69N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,211,133	$1,031,963	46,691
Receivables: investments sold	966
Payables: investments purchased	-
Net assets	$1,212,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,212,099	1,101,902	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,212,099	1,101,902

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,233
Mortality & expense charges			(13,604)
Net investment income (loss)			10,629

Gain (loss) on investments:
Net realized gain (loss)			4,834
Realized gain distributions			228
Net change in unrealized appreciation (depreciation)			108,354
Net gain (loss)			113,416

Increase (decrease) in net assets from operations			$124,045

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,629	$11,346
Net realized gain (loss)		4,834	3,503
Realized gain distributions		228	-
Net change in unrealized appreciation (depreciation)		108,354	70,816

Increase (decrease) in net assets from operations		124,045	85,665

Contract owner transactions:
Proceeds from units sold		197,411	888,904
Cost of units redeemed		(27,338)	(55,715)
Account charges		(405)	(468)
Increase (decrease)		169,668	832,721
Net increase (decrease)		293,713	918,386
Net assets, beginning		918,386	-
Net assets, ending		$1,212,099	$918,386

Units sold		187,553	1,001,809
Units redeemed		(27,241)	(60,219)
Net increase (decrease)		160,312	941,590
Units outstanding, beginning		941,590	-
Units outstanding, ending		1,101,902	941,590

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,086,315
Cost of units redeemed/account charges			(83,926)
Net investment income (loss)			21,975
Net realized gain (loss)			8,337
Realized gain distributions			228
Net change in unrealized appreciation (depreciation)			179,170
Net assets			$1,212,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,102	$1,212	1.25%	12.8%	12/31/2024	$1.11	0	$0	1.00%	13.1%	12/31/2024	$1.12	0	$0	0.75%	13.3%
12/31/2023	0.98	942	918	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	13.6%	12/31/2024	$1.13	0	$0	0.25%	13.9%	12/31/2024	$1.14	0	$0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2055 Prem Other Class - 06-69P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,301,945	$1,108,028	60,972
Receivables: investments sold	1,032
Payables: investments purchased	-
Net assets	$1,302,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,302,977	1,183,967	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,302,977	1,183,967

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,024
Mortality & expense charges			(15,011)
Net investment income (loss)			11,013

Gain (loss) on investments:
Net realized gain (loss)			14,023
Realized gain distributions			59
Net change in unrealized appreciation (depreciation)			113,600
Net gain (loss)			127,682

Increase (decrease) in net assets from operations			$138,695

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,013	$12,653
Net realized gain (loss)		14,023	2,053
Realized gain distributions		59	-
Net change in unrealized appreciation (depreciation)		113,600	80,317

Increase (decrease) in net assets from operations		138,695	95,023

Contract owner transactions:
Proceeds from units sold		205,234	1,010,292
Cost of units redeemed		(75,307)	(69,520)
Account charges		(590)	(850)
Increase (decrease)		129,337	939,922
Net increase (decrease)		268,032	1,034,945
Net assets, beginning		1,034,945	-
Net assets, ending		$1,302,977	$1,034,945

Units sold		194,691	1,138,628
Units redeemed		(71,564)	(77,788)
Net increase (decrease)		123,127	1,060,840
Units outstanding, beginning		1,060,840	-
Units outstanding, ending		1,183,967	1,060,840

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,215,526
Cost of units redeemed/account charges			(146,267)
Net investment income (loss)			23,666
Net realized gain (loss)			16,076
Realized gain distributions			59
Net change in unrealized appreciation (depreciation)			193,917
Net assets			$1,302,977

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,184	$1,303	1.25%	12.8%	12/31/2024	$1.11	0	$0	1.00%	13.1%	12/31/2024	$1.12	0	$0	0.75%	13.4%
12/31/2023	0.98	1,061	1,035	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.99	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	13.7%	12/31/2024	$1.13	0	$0	0.25%	13.9%	12/31/2024	$1.14	0	$0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2060 Prem Other Class - 06-69R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$716,152	$613,903	39,576
Receivables: investments sold	571
Payables: investments purchased	-
Net assets	$716,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$716,723	651,611	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$716,723	651,611

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,088
Mortality & expense charges			(7,983)
Net investment income (loss)			6,105

Gain (loss) on investments:
Net realized gain (loss)			5,821
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			61,494
Net gain (loss)			67,315

Increase (decrease) in net assets from operations			$73,420

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,105	$6,408
Net realized gain (loss)		5,821	(37)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		61,494	40,755

Increase (decrease) in net assets from operations		73,420	47,126

Contract owner transactions:
Proceeds from units sold		140,705	521,688
Cost of units redeemed		(30,506)	(34,722)
Account charges		(571)	(417)
Increase (decrease)		109,628	486,549
Net increase (decrease)		183,048	533,675
Net assets, beginning		533,675	-
Net assets, ending		$716,723	$533,675

Units sold		133,097	587,513
Units redeemed		(28,879)	(40,120)
Net increase (decrease)		104,218	547,393
Units outstanding, beginning		547,393	-
Units outstanding, ending		651,611	547,393

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$662,393
Cost of units redeemed/account charges			(66,216)
Net investment income (loss)			12,513
Net realized gain (loss)			5,784
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			102,249
Net assets			$716,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	652	$717	1.25%	12.8%	12/31/2024	$1.11	0	$0	1.00%	13.1%	12/31/2024	$1.12	0	$0	0.75%	13.4%
12/31/2023	0.97	547	534	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.98	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.82	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	13.7%	12/31/2024	$1.13	0	$0	0.25%	14.0%	12/31/2024	$1.14	0	$0	0.00%	14.2%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	0.99	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	3.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2065 Prem Other Class - 06-69T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,601	$65,208	4,754
Receivables: investments sold	55
Payables: investments purchased	-
Net assets	$69,656

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,656	63,316	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$69,656	63,316

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,324
Mortality & expense charges			(691)
Net investment income (loss)			633

Gain (loss) on investments:
Net realized gain (loss)			3,389
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,006
Net gain (loss)			5,395

Increase (decrease) in net assets from operations			$6,028

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$633	$535
Net realized gain (loss)		3,389	310
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,006	2,387

Increase (decrease) in net assets from operations		6,028	3,232

Contract owner transactions:
Proceeds from units sold		45,743	41,960
Cost of units redeemed		(21,639)	(4,900)
Account charges		(640)	(128)
Increase (decrease)		23,464	36,932
Net increase (decrease)		29,492	40,164
Net assets, beginning		40,164	-
Net assets, ending		$69,656	$40,164

Units sold		43,101	46,580
Units redeemed		(20,980)	(5,385)
Net increase (decrease)		22,121	41,195
Units outstanding, beginning		41,195	-
Units outstanding, ending		63,316	41,195

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$87,703
Cost of units redeemed/account charges			(27,307)
Net investment income (loss)			1,168
Net realized gain (loss)			3,699
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,393
Net assets			$69,656

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	63	$70	1.25%	12.8%	12/31/2024	$1.11	0	$0	1.00%	13.1%	12/31/2024	$1.12	0	$0	0.75%	13.4%
12/31/2023	0.97	41	40	1.25%	18.5%	12/31/2023	0.98	0	0	1.00%	18.8%	12/31/2023	0.98	0	0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.83	0	0	0.75%	-18.9%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	13.7%	12/31/2024	$1.13	0	$0	0.25%	14.0%	12/31/2024	$1.14	0	$0	0.00%	14.3%
12/31/2023	0.99	0	0	0.50%	19.4%	12/31/2023	1.00	0	0	0.25%	19.7%	12/31/2023	1.00	0	0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	3.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Inc Prem Other Class - 06-67W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,246	$4,241	363
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$4,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,249	4,345	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$4,249	4,345

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$87
Mortality & expense charges			(24)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			5

Increase (decrease) in net assets from operations			$68

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5	-

Increase (decrease) in net assets from operations		68	-

Contract owner transactions:
Proceeds from units sold		4,181	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4,181	-
Net increase (decrease)		4,249	-
Net assets, beginning		-	-
Net assets, ending		$4,249	$-

Units sold		4,345	-
Units redeemed		-	-
Net increase (decrease)		4,345	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,345	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,181
Cost of units redeemed/account charges			-
Net investment income (loss)			63
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5
Net assets			$4,249

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	4	$4	1.25%	3.7%	12/31/2024	$0.99	0	$0	1.00%	3.9%	12/31/2024	$0.99	0	$0	0.75%	4.2%
12/31/2023	0.94	0	0	1.25%	7.1%	12/31/2023	0.95	0	0	1.00%	7.4%	12/31/2023	0.95	0	0	0.75%	7.6%
12/31/2022	0.88	0	0	1.25%	-12.2%	12/31/2022	0.88	0	0	1.00%	-12.0%	12/31/2022	0.89	0	0	0.75%	-11.7%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	4.4%	12/31/2024	$1.01	0	$0	0.25%	4.7%	12/31/2024	$1.02	0	$0	0.00%	5.0%
12/31/2023	0.96	0	0	0.50%	7.9%	12/31/2023	0.96	0	0	0.25%	8.2%	12/31/2023	0.97	0	0	0.00%	8.4%
12/31/2022	0.89	0	0	0.50%	-11.5%	12/31/2022	0.89	0	0	0.25%	-11.3%	12/31/2022	0.89	0	0	0.00%	-11.1%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Gro Idx Inst Class - 06-4RK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,751,337	$13,530,743	424,658
Receivables: investments sold	-
Payables: investments purchased	(117,467)
Net assets	$16,633,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,633,870	10,441,688	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$16,633,870	10,441,688

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$61,832
Mortality & expense charges			(120,266)
Net investment income (loss)			(58,434)

Gain (loss) on investments:
Net realized gain (loss)			526,615
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,845,948
Net gain (loss)			2,372,563

Increase (decrease) in net assets from operations			$2,314,129

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(58,434)	$(18,635)
Net realized gain (loss)		526,615	32,516
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,845,948	1,812,475

Increase (decrease) in net assets from operations		2,314,129	1,826,356

Contract owner transactions:
Proceeds from units sold		9,381,222	1,908,016
Cost of units redeemed		(2,064,190)	(1,170,871)
Account charges		(8,713)	(4,831)
Increase (decrease)		7,308,319	732,314
Net increase (decrease)		9,622,448	2,558,670
Net assets, beginning		7,011,422	4,452,752
Net assets, ending		$16,633,870	$7,011,422

Units sold		6,236,760	1,762,276
Units redeemed		(1,587,252)	(1,156,773)
Net increase (decrease)		4,649,508	605,503
Units outstanding, beginning		5,792,180	5,186,677
Units outstanding, ending		10,441,688	5,792,180

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,917,649
Cost of units redeemed/account charges			(5,974,688)
Net investment income (loss)			(59,678)
Net realized gain (loss)			526,575
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			3,220,594
Net assets			$16,633,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	10,442	$16,634	1.25%	31.6%	12/31/2024	$1.61	0	$0	1.00%	31.9%	12/31/2024	$1.62	0	$0	0.75%	32.3%
12/31/2023	1.21	5,792	7,011	1.25%	41.0%	12/31/2023	1.22	0	0	1.00%	41.4%	12/31/2023	1.23	0	0	0.75%	41.7%
12/31/2022	0.86	5,187	4,453	1.25%	-30.0%	12/31/2022	0.86	0	0	1.00%	-29.9%	12/31/2022	0.87	0	0	0.75%	-29.7%
12/31/2021	1.23	165	203	1.25%	22.7%	12/31/2021	1.23	0	0	1.00%	23.0%	12/31/2021	1.23	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	32.6%	12/31/2024	$1.66	0	$0	0.25%	32.9%	12/31/2024	$1.67	0	$0	0.00%	33.3%
12/31/2023	1.24	0	0	0.50%	42.1%	12/31/2023	1.25	0	0	0.25%	42.4%	12/31/2023	1.26	0	0	0.00%	42.8%
12/31/2022	0.87	0	0	0.50%	-29.5%	12/31/2022	0.88	0	0	0.25%	-29.3%	12/31/2022	0.88	0	0	0.00%	-29.2%
12/31/2021	1.24	0	0	0.50%	23.6%	12/31/2021	1.24	0	0	0.25%	23.9%	12/31/2021	1.24	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.9%
2022	1.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Val Idx Inst Class - 06-4RJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,668,001	$1,415,988	92,583
Receivables: investments sold	11,462
Payables: investments purchased	-
Net assets	$1,679,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,679,463	1,234,521	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$1,679,463	1,234,521

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,171
Mortality & expense charges			(19,426)
Net investment income (loss)			6,745

Gain (loss) on investments:
Net realized gain (loss)			80,030
Realized gain distributions			4,863
Net change in unrealized appreciation (depreciation)			84,955
Net gain (loss)			169,848

Increase (decrease) in net assets from operations			$176,593

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,745	$17,689
Net realized gain (loss)		80,030	9,593
Realized gain distributions		4,863	-
Net change in unrealized appreciation (depreciation)		84,955	140,874

Increase (decrease) in net assets from operations		176,593	168,156

Contract owner transactions:
Proceeds from units sold		415,350	755,760
Cost of units redeemed		(760,625)	(240,224)
Account charges		(4,590)	(6,166)
Increase (decrease)		(349,865)	509,370
Net increase (decrease)		(173,272)	677,526
Net assets, beginning		1,852,735	1,175,209
Net assets, ending		$1,679,463	$1,852,735

Units sold		318,387	687,598
Units redeemed		(621,799)	(223,878)
Net increase (decrease)		(303,412)	463,720
Units outstanding, beginning		1,537,933	1,074,213
Units outstanding, ending		1,234,521	1,537,933

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,825,901
Cost of units redeemed/account charges			(2,540,143)
Net investment income (loss)			41,898
Net realized gain (loss)			94,931
Realized gain distributions			4,863
Net change in unrealized appreciation (depreciation)			252,013
Net assets			$1,679,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	1,235	$1,679	1.25%	12.9%	12/31/2024	$1.37	0	$0	1.00%	13.2%	12/31/2024	$1.39	0	$0	0.75%	13.5%
12/31/2023	1.20	1,538	1,853	1.25%	10.1%	12/31/2023	1.21	0	0	1.00%	10.4%	12/31/2023	1.22	0	0	0.75%	10.7%
12/31/2022	1.09	1,074	1,175	1.25%	-8.7%	12/31/2022	1.10	0	0	1.00%	-8.5%	12/31/2022	1.10	0	0	0.75%	-8.3%
12/31/2021	1.20	0	0	1.25%	19.8%	12/31/2021	1.20	0	0	1.00%	20.1%	12/31/2021	1.20	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	13.8%	12/31/2024	$1.42	0	$0	0.25%	14.1%	12/31/2024	$1.43	0	$0	0.00%	14.4%
12/31/2023	1.23	0	0	0.50%	10.9%	12/31/2023	1.24	0	0	0.25%	11.2%	12/31/2023	1.25	0	0	0.00%	11.5%
12/31/2022	1.11	0	0	0.50%	-8.0%	12/31/2022	1.12	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.21	0	0	0.50%	20.7%	12/31/2021	1.21	0	0	0.25%	21.0%	12/31/2021	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	2.4%
2022	4.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 I Inst Class - 06-63P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,843	$50,743	4,254
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$55,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,862	51,774	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$55,862	51,774

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(667)
Net investment income (loss)			(667)

Gain (loss) on investments:
Net realized gain (loss)			4,946
Realized gain distributions			243
Net change in unrealized appreciation (depreciation)			774
Net gain (loss)			5,963

Increase (decrease) in net assets from operations			$5,296

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(667)	$232
Net realized gain (loss)		4,946	99
Realized gain distributions		243	184
Net change in unrealized appreciation (depreciation)		774	4,541

Increase (decrease) in net assets from operations		5,296	5,056

Contract owner transactions:
Proceeds from units sold		35,852	35,159
Cost of units redeemed		(34,999)	(2,661)
Account charges		(163)	(225)
Increase (decrease)		690	32,273
Net increase (decrease)		5,986	37,329
Net assets, beginning		49,876	12,547
Net assets, ending		$55,862	$49,876

Units sold		34,670	39,848
Units redeemed		(34,791)	(3,329)
Net increase (decrease)		(121)	36,519
Units outstanding, beginning		51,895	15,376
Units outstanding, ending		51,774	51,895

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$89,172
Cost of units redeemed/account charges			(43,233)
Net investment income (loss)			(268)
Net realized gain (loss)			4,357
Realized gain distributions			734
Net change in unrealized appreciation (depreciation)			5,100
Net assets			$55,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	52	$56	1.25%	12.3%	12/31/2024	$1.09	0	$0	1.00%	12.5%	12/31/2024	$1.10	0	$0	0.75%	12.8%
12/31/2023	0.96	52	50	1.25%	17.8%	12/31/2023	0.97	0	0	1.00%	18.1%	12/31/2023	0.97	0	0	0.75%	18.4%
12/31/2022	0.82	15	13	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.82	0	0	0.75%	-18.9%
12/31/2021	1.01	1	1	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	13.1%	12/31/2024	$1.11	0	$0	0.25%	13.4%	12/31/2024	$1.12	0	$0	0.00%	13.7%
12/31/2023	0.98	0	0	0.50%	18.7%	12/31/2023	0.98	0	0	0.25%	19.0%	12/31/2023	0.99	0	0	0.00%	19.3%
12/31/2022	0.82	0	0	0.50%	-18.7%	12/31/2022	0.83	0	0	0.25%	-18.5%	12/31/2022	0.83	0	0	0.00%	-18.3%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.9%
2022	3.7%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 M M Class - 06-63V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,741	$37,209	3,121
Receivables: investments sold	271
Payables: investments purchased	-
Net assets	$40,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,012	37,690	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$40,012	37,690

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$395
Mortality & expense charges			(351)
Net investment income (loss)			44

Gain (loss) on investments:
Net realized gain (loss)			650
Realized gain distributions			152
Net change in unrealized appreciation (depreciation)			1,503
Net gain (loss)			2,305

Increase (decrease) in net assets from operations			$2,349

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44	$53
Net realized gain (loss)		650	(12)
Realized gain distributions		152	34
Net change in unrealized appreciation (depreciation)		1,503	1,123

Increase (decrease) in net assets from operations		2,349	1,198

Contract owner transactions:
Proceeds from units sold		27,000	12,216
Cost of units redeemed		(3,058)	(1,448)
Account charges		(162)	(64)
Increase (decrease)		23,780	10,704
Net increase (decrease)		26,129	11,902
Net assets, beginning		13,883	1,981
Net assets, ending		$40,012	$13,883

Units sold		26,112	13,890
Units redeemed		(3,027)	(1,725)
Net increase (decrease)		23,085	12,165
Units outstanding, beginning		14,605	2,440
Units outstanding, ending		37,690	14,605

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,451
Cost of units redeemed/account charges			(5,851)
Net investment income (loss)			126
Net realized gain (loss)			543
Realized gain distributions			211
Net change in unrealized appreciation (depreciation)			2,532
Net assets			$40,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	38	$40	1.25%	11.7%	12/31/2024	$1.07	0	$0	1.00%	12.0%	12/31/2024	$1.08	0	$0	0.75%	12.2%
12/31/2023	0.95	15	14	1.25%	17.1%	12/31/2023	0.96	0	0	1.00%	17.4%	12/31/2023	0.96	0	0	0.75%	17.6%
12/31/2022	0.81	2	2	1.25%	-19.7%	12/31/2022	0.81	0	0	1.00%	-19.4%	12/31/2022	0.82	0	0	0.75%	-19.2%
12/31/2021	1.01	0	0	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.1%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	12.5%	12/31/2024	$1.10	0	$0	0.25%	12.8%	12/31/2024	$1.11	0	$0	0.00%	13.1%
12/31/2023	0.97	0	0	0.50%	17.9%	12/31/2023	0.97	0	0	0.25%	18.2%	12/31/2023	0.98	0	0	0.00%	18.5%
12/31/2022	0.82	0	0	0.50%	-19.0%	12/31/2022	0.82	0	0	0.25%	-18.8%	12/31/2022	0.83	0	0	0.00%	-18.6%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.7%
2022	2.8%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,917	$18,293	1,378
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$17,923

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,923	16,454	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$17,923	16,454

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$283
Mortality & expense charges			(86)
Net investment income (loss)			197

Gain (loss) on investments:
Net realized gain (loss)			182
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(448)
Net gain (loss)			(254)

Increase (decrease) in net assets from operations			$(57)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$197	$14
Net realized gain (loss)		182	-
Realized gain distributions		12	-
Net change in unrealized appreciation (depreciation)		(448)	72

Increase (decrease) in net assets from operations		(57)	86

Contract owner transactions:
Proceeds from units sold		26,195	1,244
Cost of units redeemed		(9,545)	-
Account charges		-	-
Increase (decrease)		16,650	1,244
Net increase (decrease)		16,593	1,330
Net assets, beginning		1,330	-
Net assets, ending		$17,923	$1,330

Units sold		23,628	1,374
Units redeemed		(8,548)	-
Net increase (decrease)		15,080	1,374
Units outstanding, beginning		1,374	-
Units outstanding, ending		16,454	1,374

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,439
Cost of units redeemed/account charges			(9,545)
Net investment income (loss)			211
Net realized gain (loss)			182
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(376)
Net assets			$17,923

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	16	$18	1.25%	12.5%	12/31/2024	$1.10	0	$0	1.00%	12.8%	12/31/2024	$1.11	0	$0	0.75%	13.1%
12/31/2023	0.97	1	1	1.25%	18.2%	12/31/2023	0.97	0	0	1.00%	18.5%	12/31/2023	0.98	0	0	0.75%	18.8%
12/31/2022	0.82	0	0	1.25%	-19.1%	12/31/2022	0.82	0	0	1.00%	-18.9%	12/31/2022	0.82	0	0	0.75%	-18.7%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	13.4%	12/31/2024	$1.13	0	$0	0.25%	13.7%	12/31/2024	$1.13	0	$0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	19.1%	12/31/2023	0.99	0	0	0.25%	19.4%	12/31/2023	1.00	0	0	0.00%	19.6%
12/31/2022	0.83	0	0	0.50%	-18.5%	12/31/2022	0.83	0	0	0.25%	-18.3%	12/31/2022	0.83	0	0	0.00%	-18.1%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,616	$79,629	4,878
Receivables: investments sold	103
Payables: investments purchased	-
Net assets	$81,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,719	38,463	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.25
Band 50	-	-	2.31
Band 25	-	-	2.37
Band 0	-	-	2.44
Total	$81,719	38,463

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,974
Mortality & expense charges			(973)
Net investment income (loss)			1,001

Gain (loss) on investments:
Net realized gain (loss)			240
Realized gain distributions			2,137
Net change in unrealized appreciation (depreciation)			3,918
Net gain (loss)			6,295

Increase (decrease) in net assets from operations			$7,296

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,001	$1,127
Net realized gain (loss)		240	(459)
Realized gain distributions		2,137	1,941
Net change in unrealized appreciation (depreciation)		3,918	3,658

Increase (decrease) in net assets from operations		7,296	6,267

Contract owner transactions:
Proceeds from units sold		8,183	8,938
Cost of units redeemed		(3,156)	(23,605)
Account charges		(188)	(154)
Increase (decrease)		4,839	(14,821)
Net increase (decrease)		12,135	(8,554)
Net assets, beginning		69,584	78,138
Net assets, ending		$81,719	$69,584

Units sold		3,977	4,861
Units redeemed		(1,559)	(12,562)
Net increase (decrease)		2,418	(7,701)
Units outstanding, beginning		36,045	43,746
Units outstanding, ending		38,463	36,045

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,082,401
Cost of units redeemed/account charges			(4,451,552)
Net investment income (loss)			68,157
Net realized gain (loss)			195,661
Realized gain distributions			185,065
Net change in unrealized appreciation (depreciation)			1,987
Net assets			$81,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	38	$82	1.25%	10.1%	12/31/2024	$2.18	0	$0	1.00%	10.3%	12/31/2024	$2.25	0	$0	0.75%	10.6%
12/31/2023	1.93	36	70	1.25%	8.1%	12/31/2023	1.98	0	0	1.00%	8.3%	12/31/2023	2.03	0	0	0.75%	8.6%
12/31/2022	1.79	44	78	1.25%	-11.0%	12/31/2022	1.83	0	0	1.00%	-10.8%	12/31/2022	1.87	0	0	0.75%	-10.6%
12/31/2021	2.01	127	256	1.25%	17.5%	12/31/2021	2.05	0	0	1.00%	17.8%	12/31/2021	2.09	0	0	0.75%	18.1%
12/31/2020	1.71	351	599	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.77	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.31	0	$0	0.50%	10.9%	12/31/2024	$2.37	0	$0	0.25%	11.2%	12/31/2024	$2.44	0	$0	0.00%	11.5%
12/31/2023	2.08	0	0	0.50%	8.9%	12/31/2023	2.14	0	0	0.25%	9.2%	12/31/2023	2.19	0	0	0.00%	9.4%
12/31/2022	1.91	0	0	0.50%	-10.3%	12/31/2022	1.96	0	0	0.25%	-10.1%	12/31/2022	2.00	0	0	0.00%	-9.9%
12/31/2021	2.13	0	0	0.50%	18.4%	12/31/2021	2.18	0	0	0.25%	18.7%	12/31/2021	2.22	0	0	0.00%	19.0%
12/31/2020	1.80	0	0	0.50%	10.7%	12/31/2020	1.83	0	0	0.25%	11.0%	12/31/2020	1.87	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.9%
2022	2.6%
2021	2.1%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund M Class - 06-280

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,513	$69,001	2,910
Receivables: investments sold	773
Payables: investments purchased	-
Net assets	$71,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,286	21,532	$3.31
Band 100	-	-	3.49
Band 75	-	-	3.68
Band 50	-	-	3.88
Band 25	-	-	4.09
Band 0	-	-	4.39
Total	$71,286	21,532

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$928
Mortality & expense charges			(1,043)
Net investment income (loss)			(115)

Gain (loss) on investments:
Net realized gain (loss)			5,977
Realized gain distributions			3,099
Net change in unrealized appreciation (depreciation)			(3,527)
Net gain (loss)			5,549

Increase (decrease) in net assets from operations			$5,434

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(115)	$(159)
Net realized gain (loss)		5,977	(76)
Realized gain distributions		3,099	3,010
Net change in unrealized appreciation (depreciation)		(3,527)	9,939

Increase (decrease) in net assets from operations		5,434	12,714

Contract owner transactions:
Proceeds from units sold		49,107	167,947
Cost of units redeemed		(92,043)	(134,469)
Account charges		(113)	(223)
Increase (decrease)		(43,049)	33,255
Net increase (decrease)		(37,615)	45,969
Net assets, beginning		108,901	62,932
Net assets, ending		$71,286	$108,901

Units sold		14,787	56,812
Units redeemed		(27,654)	(45,348)
Net increase (decrease)		(12,867)	11,464
Units outstanding, beginning		34,399	22,935
Units outstanding, ending		21,532	34,399

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,011,357
Cost of units redeemed/account charges			(1,135,899)
Net investment income (loss)			(11,303)
Net realized gain (loss)			108,402
Realized gain distributions			97,217
Net change in unrealized appreciation (depreciation)			1,512
Net assets			$71,286

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.31	22	$71	1.25%	4.6%	12/31/2024	$3.49	0	$0	1.00%	4.8%	12/31/2024	$3.68	0	$0	0.75%	5.1%
12/31/2023	3.17	34	109	1.25%	15.4%	12/31/2023	3.33	0	0	1.00%	15.7%	12/31/2023	3.50	0	0	0.75%	16.0%
12/31/2022	2.74	23	63	1.25%	-25.1%	12/31/2022	2.88	0	0	1.00%	-24.9%	12/31/2022	3.02	0	0	0.75%	-24.7%
12/31/2021	3.66	1	3	1.25%	11.0%	12/31/2021	3.83	0	0	1.00%	11.3%	12/31/2021	4.01	0	0	0.75%	11.6%
12/31/2020	3.30	1	3	1.25%	17.5%	12/31/2020	3.44	0	0	1.00%	17.8%	12/31/2020	3.59	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.88	0	$0	0.50%	5.4%	12/31/2024	$4.09	0	$0	0.25%	5.6%	12/31/2024	$4.39	0	$0	0.00%	5.9%
12/31/2023	3.69	0	0	0.50%	16.2%	12/31/2023	3.88	0	0	0.25%	16.5%	12/31/2023	4.15	0	0	0.00%	16.8%
12/31/2022	3.17	0	0	0.50%	-24.5%	12/31/2022	3.33	0	0	0.25%	-24.3%	12/31/2022	3.55	0	0	0.00%	-24.1%
12/31/2021	4.20	0	0	0.50%	11.9%	12/31/2021	4.39	0	0	0.25%	12.2%	12/31/2021	4.68	0	0	0.00%	12.4%
12/31/2020	3.75	0	0	0.50%	18.4%	12/31/2020	3.92	0	0	0.25%	18.7%	12/31/2020	4.16	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.2%
2022	0.0%
2021	0.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	0.4%	12/31/2024	$1.06	0	$0	1.00%	0.7%	12/31/2024	$1.07	0	$0	0.75%	0.9%
12/31/2023	1.05	0	0	1.25%	5.4%	12/31/2023	1.05	0	0	1.00%	5.7%	12/31/2023	1.06	0	0	0.75%	5.9%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	1.2%	12/31/2024	$1.08	0	$0	0.25%	1.4%	12/31/2024	$1.09	0	$0	0.00%	1.7%
12/31/2023	1.06	0	0	0.50%	6.2%	12/31/2023	1.06	0	0	0.25%	6.5%	12/31/2023	1.07	0	0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.1%	12/31/2022	1.00	0	0	0.25%	0.0%	12/31/2022	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,365,288	$5,920,978	172,269
Receivables: investments sold	-
Payables: investments purchased	(20,599)
Net assets	$6,344,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,344,689	3,320,184	$1.91
Band 100	-	-	1.92
Band 75	-	-	1.94
Band 50	-	-	1.95
Band 25	-	-	1.96
Band 0	-	-	1.97
Total	$6,344,689	3,320,184

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,934
Mortality & expense charges			(25,136)
Net investment income (loss)			(3,202)

Gain (loss) on investments:
Net realized gain (loss)			83,980
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			430,338
Net gain (loss)			514,318

Increase (decrease) in net assets from operations			$511,116

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,202)	$(326)
Net realized gain (loss)		83,980	193
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		430,338	13,972

Increase (decrease) in net assets from operations		511,116	13,839

Contract owner transactions:
Proceeds from units sold		9,052,471	41,753
Cost of units redeemed		(3,272,087)	(588)
Account charges		(1,500)	(315)
Increase (decrease)		5,778,884	40,850
Net increase (decrease)		6,290,000	54,689
Net assets, beginning		54,689	-
Net assets, ending		$6,344,689	$54,689

Units sold		5,157,720	39,755
Units redeemed		(1,876,576)	(715)
Net increase (decrease)		3,281,144	39,040
Units outstanding, beginning		39,040	-
Units outstanding, ending		3,320,184	39,040

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,094,224
Cost of units redeemed/account charges			(3,274,490)
Net investment income (loss)			(3,528)
Net realized gain (loss)			84,173
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			444,310
Net assets			$6,344,689

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	3,320	$6,345	1.25%	36.4%	12/31/2024	$1.92	0	$0	1.00%	36.8%	12/31/2024	$1.94	0	$0	0.75%	37.1%
12/31/2023	1.40	39	55	1.25%	53.6%	12/31/2023	1.41	0	0	1.00%	54.0%	12/31/2023	1.41	0	0	0.75%	54.4%
12/31/2022	0.91	0	0	1.25%	-8.8%	12/31/2022	0.91	0	0	1.00%	-8.7%	12/31/2022	0.91	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	37.4%	12/31/2024	$1.96	0	$0	0.25%	37.8%	12/31/2024	$1.97	0	$0	0.00%	38.1%
12/31/2023	1.42	0	0	0.50%	54.8%	12/31/2023	1.42	0	0	0.25%	55.2%	12/31/2023	1.43	0	0	0.00%	55.6%
12/31/2022	0.92	0	0	0.50%	-8.4%	12/31/2022	0.92	0	0	0.25%	-8.3%	12/31/2022	0.92	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Contrafund K6 Retirement Class - 06-6HR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,564,545	$1,250,423	52,334
Receivables: investments sold	62,524
Payables: investments purchased	-
Net assets	$1,627,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,627,069	1,006,539	$1.62
Band 100	-	-	1.63
Band 75	-	-	1.64
Band 50	-	-	1.65
Band 25	-	-	1.66
Band 0	-	-	1.67
Total	$1,627,069	1,006,539

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,988
Mortality & expense charges			(15,150)
Net investment income (loss)			(10,162)

Gain (loss) on investments:
Net realized gain (loss)			37,446
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			264,916
Net gain (loss)			302,362

Increase (decrease) in net assets from operations			$292,200

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,162)	$(320)
Net realized gain (loss)		37,446	374
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		264,916	49,206

Increase (decrease) in net assets from operations		292,200	49,260

Contract owner transactions:
Proceeds from units sold		934,338	859,458
Cost of units redeemed		(240,276)	(265,996)
Account charges		(1,422)	(493)
Increase (decrease)		692,640	592,969
Net increase (decrease)		984,840	642,229
Net assets, beginning		642,229	-
Net assets, ending		$1,627,069	$642,229

Units sold		639,916	768,088
Units redeemed		(164,489)	(236,976)
Net increase (decrease)		475,427	531,112
Units outstanding, beginning		531,112	-
Units outstanding, ending		1,006,539	531,112

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,793,796
Cost of units redeemed/account charges			(508,187)
Net investment income (loss)			(10,482)
Net realized gain (loss)			37,820
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			314,122
Net assets			$1,627,069

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	1,007	$1,627	1.25%	33.7%	12/31/2024	$1.63	0	$0	1.00%	34.0%	12/31/2024	$1.64	0	$0	0.75%	34.4%
12/31/2023	1.21	531	642	1.25%	36.0%	12/31/2023	1.21	0	0	1.00%	36.3%	12/31/2023	1.22	0	0	0.75%	36.6%
12/31/2022	0.89	0	0	1.25%	-11.1%	12/31/2022	0.89	0	0	1.00%	-11.0%	12/31/2022	0.89	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	34.7%	12/31/2024	$1.66	0	$0	0.25%	35.0%	12/31/2024	$1.67	0	$0	0.00%	35.4%
12/31/2023	1.22	0	0	0.50%	37.0%	12/31/2023	1.23	0	0	0.25%	37.3%	12/31/2023	1.23	0	0	0.00%	37.7%
12/31/2022	0.89	0	0	0.50%	-10.8%	12/31/2022	0.89	0	0	0.25%	-10.7%	12/31/2022	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(24)
Account charges		-	-
Increase (decrease)		-	(24)
Net increase (decrease)		-	(24)
Net assets, beginning		-	24
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(25)
Net increase (decrease)		-	(25)
Units outstanding, beginning		-	25
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24
Cost of units redeemed/account charges			(24)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	4.5%	12/31/2024	$1.08	0	$0	1.00%	4.8%	12/31/2024	$1.09	0	$0	0.75%	5.0%
12/31/2023	1.03	0	0	1.25%	8.5%	12/31/2023	1.03	0	0	1.00%	8.8%	12/31/2023	1.04	0	0	0.75%	9.1%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.2%	12/31/2022	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	5.3%	12/31/2024	$1.10	0	$0	0.25%	5.6%	12/31/2024	$1.11	0	$0	0.00%	5.8%
12/31/2023	1.04	0	0	0.50%	9.3%	12/31/2023	1.04	0	0	0.25%	9.6%	12/31/2023	1.05	0	0	0.00%	9.9%
12/31/2022	0.95	0	0	0.50%	-5.0%	12/31/2022	0.95	0	0	0.25%	-4.9%	12/31/2022	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,504	$14,637	1,097
Receivables: investments sold	129
Payables: investments purchased	-
Net assets	$15,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,633	14,328	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$15,633	14,328

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$525
Mortality & expense charges			(281)
Net investment income (loss)			244

Gain (loss) on investments:
Net realized gain (loss)			1,683
Realized gain distributions			449
Net change in unrealized appreciation (depreciation)			(1,177)
Net gain (loss)			955

Increase (decrease) in net assets from operations			$1,199

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$244	$(324)
Net realized gain (loss)		1,683	11,438
Realized gain distributions		449	-
Net change in unrealized appreciation (depreciation)		(1,177)	1,210

Increase (decrease) in net assets from operations		1,199	12,324

Contract owner transactions:
Proceeds from units sold		3,425	4,056
Cost of units redeemed		(17,497)	(156,589)
Account charges		(40)	(40)
Increase (decrease)		(14,112)	(152,573)
Net increase (decrease)		(12,913)	(140,249)
Net assets, beginning		28,546	168,795
Net assets, ending		$15,633	$28,546

Units sold		3,214	4,257
Units redeemed		(16,471)	(156,013)
Net increase (decrease)		(13,257)	(151,756)
Units outstanding, beginning		27,585	179,341
Units outstanding, ending		14,328	27,585

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$171,475
Cost of units redeemed/account charges			(174,166)
Net investment income (loss)			3,878
Net realized gain (loss)			13,130
Realized gain distributions			449
Net change in unrealized appreciation (depreciation)			867
Net assets			$15,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	14	$16	1.25%	5.4%	12/31/2024	$1.10	0	$0	1.00%	5.7%	12/31/2024	$1.10	0	$0	0.75%	6.0%
12/31/2023	1.03	28	29	1.25%	9.9%	12/31/2023	1.04	0	0	1.00%	10.2%	12/31/2023	1.04	0	0	0.75%	10.5%
12/31/2022	0.94	179	169	1.25%	-5.9%	12/31/2022	0.94	0	0	1.00%	-5.8%	12/31/2022	0.94	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	6.2%	12/31/2024	$1.12	0	$0	0.25%	6.5%	12/31/2024	$1.12	0	$0	0.00%	6.8%
12/31/2023	1.05	0	0	0.50%	10.8%	12/31/2023	1.05	0	0	0.25%	11.0%	12/31/2023	1.05	0	0	0.00%	11.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.5%	12/31/2022	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	1.0%
2022	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,005	$30,367	2,049
Receivables: investments sold	319
Payables: investments purchased	-
Net assets	$32,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,324	29,195	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$32,324	29,195

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$902
Mortality & expense charges			(394)
Net investment income (loss)			508

Gain (loss) on investments:
Net realized gain (loss)			849
Realized gain distributions			898
Net change in unrealized appreciation (depreciation)			(284)
Net gain (loss)			1,463

Increase (decrease) in net assets from operations			$1,971

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$508	$357
Net realized gain (loss)		849	1,027
Realized gain distributions		898	-
Net change in unrealized appreciation (depreciation)		(284)	1,785

Increase (decrease) in net assets from operations		1,971	3,169

Contract owner transactions:
Proceeds from units sold		8,098	15,215
Cost of units redeemed		(7,806)	(17,089)
Account charges		-	-
Increase (decrease)		292	(1,874)
Net increase (decrease)		2,263	1,295
Net assets, beginning		30,061	28,766
Net assets, ending		$32,324	$30,061

Units sold		7,477	15,527
Units redeemed		(7,169)	(17,413)
Net increase (decrease)		308	(1,886)
Units outstanding, beginning		28,887	30,773
Units outstanding, ending		29,195	28,887

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$51,287
Cost of units redeemed/account charges			(24,895)
Net investment income (loss)			1,519
Net realized gain (loss)			1,877
Realized gain distributions			898
Net change in unrealized appreciation (depreciation)			1,638
Net assets			$32,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	29	$32	1.25%	6.4%	12/31/2024	$1.11	0	$0	1.00%	6.7%	12/31/2024	$1.12	0	$0	0.75%	6.9%
12/31/2023	1.04	29	30	1.25%	11.3%	12/31/2023	1.04	0	0	1.00%	11.6%	12/31/2023	1.05	0	0	0.75%	11.9%
12/31/2022	0.93	31	29	1.25%	-6.5%	12/31/2022	0.94	0	0	1.00%	-6.4%	12/31/2022	0.94	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	7.2%	12/31/2024	$1.13	0	$0	0.25%	7.5%	12/31/2024	$1.14	0	$0	0.00%	7.7%
12/31/2023	1.05	0	0	0.50%	12.2%	12/31/2023	1.05	0	0	0.25%	12.4%	12/31/2023	1.06	0	0	0.00%	12.7%
12/31/2022	0.94	0	0	0.50%	-6.3%	12/31/2022	0.94	0	0	0.25%	-6.2%	12/31/2022	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.4%
2022	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,097	$380,010	21,642
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$402,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,123	357,668	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$402,123	357,668

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,966
Mortality & expense charges			(4,058)
Net investment income (loss)			5,908

Gain (loss) on investments:
Net realized gain (loss)			7,152
Realized gain distributions			3,123
Net change in unrealized appreciation (depreciation)			1,321
Net gain (loss)			11,596

Increase (decrease) in net assets from operations			$17,504

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,908	$3,899
Net realized gain (loss)		7,152	2,892
Realized gain distributions		3,123	-
Net change in unrealized appreciation (depreciation)		1,321	19,185

Increase (decrease) in net assets from operations		17,504	25,976

Contract owner transactions:
Proceeds from units sold		156,346	157,523
Cost of units redeemed		(67,371)	(50,497)
Account charges		(953)	(469)
Increase (decrease)		88,022	106,557
Net increase (decrease)		105,526	132,533
Net assets, beginning		296,597	164,064
Net assets, ending		$402,123	$296,597

Units sold		138,337	159,326
Units redeemed		(63,439)	(52,578)
Net increase (decrease)		74,898	106,748
Units outstanding, beginning		282,770	176,022
Units outstanding, ending		357,668	282,770

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$472,944
Cost of units redeemed/account charges			(119,367)
Net investment income (loss)			13,281
Net realized gain (loss)			10,055
Realized gain distributions			3,123
Net change in unrealized appreciation (depreciation)			22,087
Net assets			$402,123

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	358	$402	1.25%	7.2%	12/31/2024	$1.13	0	$0	1.00%	7.5%	12/31/2024	$1.14	0	$0	0.75%	7.7%
12/31/2023	1.05	283	297	1.25%	12.5%	12/31/2023	1.05	0	0	1.00%	12.8%	12/31/2023	1.06	0	0	0.75%	13.1%
12/31/2022	0.93	176	164	1.25%	-6.8%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	8.0%	12/31/2024	$1.15	0	$0	0.25%	8.3%	12/31/2024	$1.16	0	$0	0.00%	8.5%
12/31/2023	1.06	0	0	0.50%	13.4%	12/31/2023	1.06	0	0	0.25%	13.7%	12/31/2023	1.07	0	0	0.00%	13.9%
12/31/2022	0.93	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.0%
2022	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$894,044	$788,759	44,475
Receivables: investments sold	3,036
Payables: investments purchased	-
Net assets	$897,080

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$897,080	781,616	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$897,080	781,616

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,377
Mortality & expense charges			(10,720)
Net investment income (loss)			10,657

Gain (loss) on investments:
Net realized gain (loss)			14,504
Realized gain distributions			2,118
Net change in unrealized appreciation (depreciation)			38,385
Net gain (loss)			55,007

Increase (decrease) in net assets from operations			$65,664

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,657	$8,700
Net realized gain (loss)		14,504	29,687
Realized gain distributions		2,118	-
Net change in unrealized appreciation (depreciation)		38,385	59,035

Increase (decrease) in net assets from operations		65,664	97,422

Contract owner transactions:
Proceeds from units sold		113,065	445,440
Cost of units redeemed		(124,096)	(348,051)
Account charges		(611)	(748)
Increase (decrease)		(11,642)	96,641
Net increase (decrease)		54,022	194,063
Net assets, beginning		843,058	648,995
Net assets, ending		$897,080	$843,058

Units sold		101,395	448,710
Units redeemed		(114,467)	(349,812)
Net increase (decrease)		(13,072)	98,898
Units outstanding, beginning		794,688	695,790
Units outstanding, ending		781,616	794,688

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,187,206
Cost of units redeemed/account charges			(473,506)
Net investment income (loss)			31,741
Net realized gain (loss)			44,236
Realized gain distributions			2,118
Net change in unrealized appreciation (depreciation)			105,285
Net assets			$897,080

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	782	$897	1.25%	8.2%	12/31/2024	$1.15	0	$0	1.00%	8.5%	12/31/2024	$1.16	0	$0	0.75%	8.7%
12/31/2023	1.06	795	843	1.25%	13.7%	12/31/2023	1.06	0	0	1.00%	14.0%	12/31/2023	1.07	0	0	0.75%	14.3%
12/31/2022	0.93	696	649	1.25%	-6.7%	12/31/2022	0.93	0	0	1.00%	-6.6%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	9.0%	12/31/2024	$1.18	0	$0	0.25%	9.3%	12/31/2024	$1.18	0	$0	0.00%	9.6%
12/31/2023	1.07	0	0	0.50%	14.6%	12/31/2023	1.08	0	0	0.25%	14.9%	12/31/2023	1.08	0	0	0.00%	15.2%
12/31/2022	0.94	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.5%
2022	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$878,497	$760,053	37,839
Receivables: investments sold	4,291
Payables: investments purchased	-
Net assets	$882,788

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,788	745,025	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$882,788	745,025

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,901
Mortality & expense charges			(9,663)
Net investment income (loss)			10,238

Gain (loss) on investments:
Net realized gain (loss)			8,584
Realized gain distributions			1,598
Net change in unrealized appreciation (depreciation)			48,640
Net gain (loss)			58,822

Increase (decrease) in net assets from operations			$69,060

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,238	$5,422
Net realized gain (loss)		8,584	16,409
Realized gain distributions		1,598	-
Net change in unrealized appreciation (depreciation)		48,640	62,314

Increase (decrease) in net assets from operations		69,060	84,145

Contract owner transactions:
Proceeds from units sold		229,286	231,788
Cost of units redeemed		(48,205)	(204,594)
Account charges		(897)	(471)
Increase (decrease)		180,184	26,723
Net increase (decrease)		249,244	110,868
Net assets, beginning		633,544	522,676
Net assets, ending		$882,788	$633,544

Units sold		200,281	233,379
Units redeemed		(42,823)	(207,418)
Net increase (decrease)		157,458	25,961
Units outstanding, beginning		587,567	561,606
Units outstanding, ending		745,025	587,567

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$967,447
Cost of units redeemed/account charges			(254,167)
Net investment income (loss)			24,435
Net realized gain (loss)			25,031
Realized gain distributions			1,598
Net change in unrealized appreciation (depreciation)			118,444
Net assets			$882,788

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	745	$883	1.25%	9.9%	12/31/2024	$1.19	0	$0	1.00%	10.2%	12/31/2024	$1.20	0	$0	0.75%	10.4%
12/31/2023	1.08	588	634	1.25%	15.9%	12/31/2023	1.08	0	0	1.00%	16.1%	12/31/2023	1.09	0	0	0.75%	16.4%
12/31/2022	0.93	562	523	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.8%	12/31/2022	0.93	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	10.7%	12/31/2024	$1.21	0	$0	0.25%	11.0%	12/31/2024	$1.22	0	$0	0.00%	11.3%
12/31/2023	1.09	0	0	0.50%	16.7%	12/31/2023	1.09	0	0	0.25%	17.0%	12/31/2023	1.10	0	0	0.00%	17.3%
12/31/2022	0.93	0	0	0.50%	-6.7%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.93	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$495,179	$413,161	20,172
Receivables: investments sold	1,465
Payables: investments purchased	-
Net assets	$496,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$496,644	405,058	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$496,644	405,058

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,258
Mortality & expense charges			(5,665)
Net investment income (loss)			4,593

Gain (loss) on investments:
Net realized gain (loss)			8,807
Realized gain distributions			515
Net change in unrealized appreciation (depreciation)			34,382
Net gain (loss)			43,704

Increase (decrease) in net assets from operations			$48,297

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,593	$4,673
Net realized gain (loss)		8,807	1,832
Realized gain distributions		515	-
Net change in unrealized appreciation (depreciation)		34,382	45,102

Increase (decrease) in net assets from operations		48,297	51,607

Contract owner transactions:
Proceeds from units sold		70,859	233,167
Cost of units redeemed		(72,940)	(21,402)
Account charges		(747)	(818)
Increase (decrease)		(2,828)	210,947
Net increase (decrease)		45,469	262,554
Net assets, beginning		451,175	188,621
Net assets, ending		$496,644	$451,175

Units sold		60,152	231,562
Units redeemed		(67,109)	(22,728)
Net increase (decrease)		(6,957)	208,834
Units outstanding, beginning		412,015	203,181
Units outstanding, ending		405,058	412,015

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$486,792
Cost of units redeemed/account charges			(95,915)
Net investment income (loss)			12,581
Net realized gain (loss)			10,653
Realized gain distributions			515
Net change in unrealized appreciation (depreciation)			82,018
Net assets			$496,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	405	$497	1.25%	12.0%	12/31/2024	$1.23	0	$0	1.00%	12.2%	12/31/2024	$1.24	0	$0	0.75%	12.5%
12/31/2023	1.10	412	451	1.25%	18.0%	12/31/2023	1.10	0	0	1.00%	18.3%	12/31/2023	1.10	0	0	0.75%	18.5%
12/31/2022	0.93	203	189	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	12.8%	12/31/2024	$1.26	0	$0	0.25%	13.1%	12/31/2024	$1.26	0	$0	0.00%	13.4%
12/31/2023	1.11	0	0	0.50%	18.8%	12/31/2023	1.11	0	0	0.25%	19.1%	12/31/2023	1.11	0	0	0.00%	19.4%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.7%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,006	$233,955	10,872
Receivables: investments sold	799
Payables: investments purchased	-
Net assets	$281,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,805	227,314	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$281,805	227,314

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,559
Mortality & expense charges			(3,238)
Net investment income (loss)			2,321

Gain (loss) on investments:
Net realized gain (loss)			4,785
Realized gain distributions			63
Net change in unrealized appreciation (depreciation)			23,216
Net gain (loss)			28,064

Increase (decrease) in net assets from operations			$30,385

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,321	$1,491
Net realized gain (loss)		4,785	14,893
Realized gain distributions		63	-
Net change in unrealized appreciation (depreciation)		23,216	20,723

Increase (decrease) in net assets from operations		30,385	37,107

Contract owner transactions:
Proceeds from units sold		39,861	149,367
Cost of units redeemed		(30,612)	(162,601)
Account charges		(222)	(448)
Increase (decrease)		9,027	(13,682)
Net increase (decrease)		39,412	23,425
Net assets, beginning		242,393	218,968
Net assets, ending		$281,805	$242,393

Units sold		33,488	147,982
Units redeemed		(26,679)	(163,458)
Net increase (decrease)		6,809	(15,476)
Units outstanding, beginning		220,505	235,981
Units outstanding, ending		227,314	220,505

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$401,207
Cost of units redeemed/account charges			(193,883)
Net investment income (loss)			7,673
Net realized gain (loss)			19,694
Realized gain distributions			63
Net change in unrealized appreciation (depreciation)			47,051
Net assets			$281,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	227	$282	1.25%	12.8%	12/31/2024	$1.25	0	$0	1.00%	13.1%	12/31/2024	$1.25	0	$0	0.75%	13.3%
12/31/2023	1.10	221	242	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	236	219	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	13.6%	12/31/2024	$1.27	0	$0	0.25%	13.9%	12/31/2024	$1.28	0	$0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.0%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,829	$140,265	6,542
Receivables: investments sold	1,089
Payables: investments purchased	-
Net assets	$169,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,918	137,014	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$169,918	137,014

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,332
Mortality & expense charges			(1,847)
Net investment income (loss)			1,485

Gain (loss) on investments:
Net realized gain (loss)			2,378
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			12,935
Net gain (loss)			15,344

Increase (decrease) in net assets from operations			$16,829

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,485	$1,003
Net realized gain (loss)		2,378	2,877
Realized gain distributions		31	-
Net change in unrealized appreciation (depreciation)		12,935	14,426

Increase (decrease) in net assets from operations		16,829	18,306

Contract owner transactions:
Proceeds from units sold		44,280	34,180
Cost of units redeemed		(9,631)	(22,339)
Account charges		(239)	(114)
Increase (decrease)		34,410	11,727
Net increase (decrease)		51,239	30,033
Net assets, beginning		118,679	88,646
Net assets, ending		$169,918	$118,679

Units sold		37,361	33,951
Units redeemed		(8,286)	(21,541)
Net increase (decrease)		29,075	12,410
Units outstanding, beginning		107,939	95,529
Units outstanding, ending		137,014	107,939

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$164,487
Cost of units redeemed/account charges			(32,471)
Net investment income (loss)			4,046
Net realized gain (loss)			5,261
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			28,564
Net assets			$169,918

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	137	$170	1.25%	12.8%	12/31/2024	$1.25	0	$0	1.00%	13.1%	12/31/2024	$1.25	0	$0	0.75%	13.4%
12/31/2023	1.10	108	119	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	96	89	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	13.6%	12/31/2024	$1.27	0	$0	0.25%	13.9%	12/31/2024	$1.28	0	$0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.2%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$775,320	$645,569	36,517
Receivables: investments sold	5,064
Payables: investments purchased	-
Net assets	$780,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$780,384	629,615	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$780,384	629,615

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,246
Mortality & expense charges			(8,372)
Net investment income (loss)			6,874

Gain (loss) on investments:
Net realized gain (loss)			11,810
Realized gain distributions			35
Net change in unrealized appreciation (depreciation)			56,464
Net gain (loss)			68,309

Increase (decrease) in net assets from operations			$75,183

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,874	$5,445
Net realized gain (loss)		11,810	2,810
Realized gain distributions		35	-
Net change in unrealized appreciation (depreciation)		56,464	68,636

Increase (decrease) in net assets from operations		75,183	76,891

Contract owner transactions:
Proceeds from units sold		189,235	184,383
Cost of units redeemed		(46,074)	(37,950)
Account charges		(1,019)	(557)
Increase (decrease)		142,142	145,876
Net increase (decrease)		217,325	222,767
Net assets, beginning		563,059	340,292
Net assets, ending		$780,384	$563,059

Units sold		161,490	183,024
Units redeemed		(44,174)	(37,451)
Net increase (decrease)		117,316	145,573
Units outstanding, beginning		512,299	366,726
Units outstanding, ending		629,615	512,299

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$703,505
Cost of units redeemed/account charges			(85,798)
Net investment income (loss)			18,237
Net realized gain (loss)			14,654
Realized gain distributions			35
Net change in unrealized appreciation (depreciation)			129,751
Net assets			$780,384

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	630	$780	1.25%	12.8%	12/31/2024	$1.25	0	$0	1.00%	13.1%	12/31/2024	$1.25	0	$0	0.75%	13.3%
12/31/2023	1.10	512	563	1.25%	18.4%	12/31/2023	1.10	0	0	1.00%	18.7%	12/31/2023	1.11	0	0	0.75%	19.0%
12/31/2022	0.93	367	340	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	13.6%	12/31/2024	$1.27	0	$0	0.25%	13.9%	12/31/2024	$1.28	0	$0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.3%	12/31/2023	1.11	0	0	0.25%	19.6%	12/31/2023	1.12	0	0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.4%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$194,155	$168,610	10,795
Receivables: investments sold	1,349
Payables: investments purchased	-
Net assets	$195,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,504	157,625	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$195,504	157,625

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,761
Mortality & expense charges			(2,035)
Net investment income (loss)			1,726

Gain (loss) on investments:
Net realized gain (loss)			6,154
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,020
Net gain (loss)			16,174

Increase (decrease) in net assets from operations			$17,900

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,726	$1,321
Net realized gain (loss)		6,154	3,470
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,020	14,363

Increase (decrease) in net assets from operations		17,900	19,154

Contract owner transactions:
Proceeds from units sold		80,559	67,202
Cost of units redeemed		(41,790)	(44,368)
Account charges		(487)	(212)
Increase (decrease)		38,282	22,622
Net increase (decrease)		56,182	41,776
Net assets, beginning		139,322	97,546
Net assets, ending		$195,504	$139,322

Units sold		68,036	66,784
Units redeemed		(37,106)	(45,189)
Net increase (decrease)		30,930	21,595
Units outstanding, beginning		126,695	105,100
Units outstanding, ending		157,625	126,695

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$249,852
Cost of units redeemed/account charges			(94,661)
Net investment income (loss)			4,723
Net realized gain (loss)			10,045
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,545
Net assets			$195,504

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	158	$196	1.25%	12.8%	12/31/2024	$1.25	0	$0	1.00%	13.1%	12/31/2024	$1.26	0	$0	0.75%	13.4%
12/31/2023	1.10	127	139	1.25%	18.5%	12/31/2023	1.10	0	0	1.00%	18.8%	12/31/2023	1.11	0	0	0.75%	19.1%
12/31/2022	0.93	105	98	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	13.6%	12/31/2024	$1.27	0	$0	0.25%	13.9%	12/31/2024	$1.28	0	$0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.4%	12/31/2023	1.11	0	0	0.25%	19.7%	12/31/2023	1.12	0	0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.2%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,358	$131,834	10,029
Receivables: investments sold	2,573
Payables: investments purchased	-
Net assets	$146,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,931	118,503	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$146,931	118,503

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,714
Mortality & expense charges			(1,317)
Net investment income (loss)			1,397

Gain (loss) on investments:
Net realized gain (loss)			2,324
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,151
Net gain (loss)			9,475

Increase (decrease) in net assets from operations			$10,872

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,397	$738
Net realized gain (loss)		2,324	864
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,151	4,780

Increase (decrease) in net assets from operations		10,872	6,382

Contract owner transactions:
Proceeds from units sold		86,061	48,765
Cost of units redeemed		(13,002)	(11,539)
Account charges		(403)	(233)
Increase (decrease)		72,656	36,993
Net increase (decrease)		83,528	43,375
Net assets, beginning		63,403	20,028
Net assets, ending		$146,931	$63,403

Units sold		72,130	48,119
Units redeemed		(11,317)	(12,005)
Net increase (decrease)		60,813	36,114
Units outstanding, beginning		57,690	21,576
Units outstanding, ending		118,503	57,690

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$154,490
Cost of units redeemed/account charges			(25,373)
Net investment income (loss)			2,101
Net realized gain (loss)			3,189
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,524
Net assets			$146,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	119	$147	1.25%	12.8%	12/31/2024	$1.25	0	$0	1.00%	13.1%	12/31/2024	$1.25	0	$0	0.75%	13.4%
12/31/2023	1.10	58	63	1.25%	18.4%	12/31/2023	1.10	0	0	1.00%	18.7%	12/31/2023	1.11	0	0	0.75%	19.0%
12/31/2022	0.93	22	20	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	13.7%	12/31/2024	$1.27	0	$0	0.25%	14.0%	12/31/2024	$1.28	0	$0	0.00%	14.2%
12/31/2023	1.11	0	0	0.50%	19.3%	12/31/2023	1.11	0	0	0.25%	19.6%	12/31/2023	1.12	0	0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx Inc I Prem Other Class - 06-6H6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	3.7%	12/31/2024	$1.07	0	$0	1.00%	4.0%	12/31/2024	$1.07	0	$0	0.75%	4.2%
12/31/2023	1.02	0	0	1.25%	7.0%	12/31/2023	1.02	0	0	1.00%	7.2%	12/31/2023	1.03	0	0	0.75%	7.5%
12/31/2022	0.95	0	0	1.25%	-4.5%	12/31/2022	0.96	0	0	1.00%	-4.4%	12/31/2022	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	4.5%	12/31/2024	$1.08	0	$0	0.25%	4.8%	12/31/2024	$1.09	0	$0	0.00%	5.0%
12/31/2023	1.03	0	0	0.50%	7.8%	12/31/2023	1.04	0	0	0.25%	8.1%	12/31/2023	1.04	0	0	0.00%	8.3%
12/31/2022	0.96	0	0	0.50%	-4.3%	12/31/2022	0.96	0	0	0.25%	-4.2%	12/31/2022	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Value Z Inst Class - 06-6PM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	9.2%	12/31/2024	$1.22	0	$0	1.00%	9.5%	12/31/2024	$1.22	0	$0	0.75%	9.8%
12/31/2023	1.11	0	0	1.25%	11.1%	12/31/2023	1.11	0	0	1.00%	11.2%	12/31/2023	1.11	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	10.0%	12/31/2024	$1.23	0	$0	0.25%	10.3%	12/31/2024	$1.23	0	$0	0.00%	10.6%
12/31/2023	1.11	0	0	0.50%	11.4%	12/31/2023	1.11	0	0	0.25%	11.5%	12/31/2023	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inv MM Fds Gov Instl Class - 06-6PP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,589	$283,588	291,801
Receivables: investments sold	8,213
Payables: investments purchased	-
Net assets	$291,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$291,802	276,851	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$291,802	276,851

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,991
Mortality & expense charges			(1,773)
Net investment income (loss)			5,218

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$5,219

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,218	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		5,219	-

Contract owner transactions:
Proceeds from units sold		448,102	-
Cost of units redeemed		(161,436)	-
Account charges		(83)	-
Increase (decrease)		286,583	-
Net increase (decrease)		291,802	-
Net assets, beginning		-	-
Net assets, ending		$291,802	$-

Units sold		432,083	-
Units redeemed		(155,232)	-
Net increase (decrease)		276,851	-
Units outstanding, beginning		-	-
Units outstanding, ending		276,851	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$448,102
Cost of units redeemed/account charges			(161,519)
Net investment income (loss)			5,218
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$291,802

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	277	$292	1.25%	3.9%	12/31/2024	$1.06	0	$0	1.00%	4.2%	12/31/2024	$1.06	0	$0	0.75%	4.4%
12/31/2023	1.01	0	0	1.25%	1.4%	12/31/2023	1.02	0	0	1.00%	1.5%	12/31/2023	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	4.7%	12/31/2024	$1.07	0	$0	0.25%	5.0%	12/31/2024	$1.07	0	$0	0.00%	5.2%
12/31/2023	1.02	0	0	0.50%	1.7%	12/31/2023	1.02	0	0	0.25%	1.8%	12/31/2023	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2010 K6 Retirement Class - 06-6XJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	4.9%	12/31/2024	$1.05	0	$0	1.00%	5.0%	12/31/2024	$1.05	0	$0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	5.4%	12/31/2024	$1.06	0	$0	0.25%	5.6%	12/31/2024	$1.06	0	$0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,257	$121,598	11,911
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$121,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,257	115,121	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$121,257	115,121

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,948
Mortality & expense charges			(913)
Net investment income (loss)			2,035

Gain (loss) on investments:
Net realized gain (loss)			69
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(341)
Net gain (loss)			(272)

Increase (decrease) in net assets from operations			$1,763

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,035	$-
Net realized gain (loss)		69	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(341)	-

Increase (decrease) in net assets from operations		1,763	-

Contract owner transactions:
Proceeds from units sold		147,170	-
Cost of units redeemed		(27,443)	-
Account charges		(233)	-
Increase (decrease)		119,494	-
Net increase (decrease)		121,257	-
Net assets, beginning		-	-
Net assets, ending		$121,257	$-

Units sold		140,700	-
Units redeemed		(25,579)	-
Net increase (decrease)		115,121	-
Units outstanding, beginning		-	-
Units outstanding, ending		115,121	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$147,170
Cost of units redeemed/account charges			(27,676)
Net investment income (loss)			2,035
Net realized gain (loss)			69
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(341)
Net assets			$121,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	115	$121	1.25%	5.3%	12/31/2024	$1.06	0	$0	1.00%	5.5%	12/31/2024	$1.06	0	$0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	5.9%	12/31/2024	$1.06	0	$0	0.25%	6.1%	12/31/2024	$1.06	0	$0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$621,448	$624,108	58,897
Receivables: investments sold	514
Payables: investments purchased	-
Net assets	$621,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$621,962	587,503	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$621,962	587,503

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,654
Mortality & expense charges			(4,740)
Net investment income (loss)			9,914

Gain (loss) on investments:
Net realized gain (loss)			1,794
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,660)
Net gain (loss)			(866)

Increase (decrease) in net assets from operations			$9,048

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,914	$-
Net realized gain (loss)		1,794	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,660)	-

Increase (decrease) in net assets from operations		9,048	-

Contract owner transactions:
Proceeds from units sold		755,432	-
Cost of units redeemed		(142,496)	-
Account charges		(22)	-
Increase (decrease)		612,914	-
Net increase (decrease)		621,962	-
Net assets, beginning		-	-
Net assets, ending		$621,962	$-

Units sold		720,676	-
Units redeemed		(133,173)	-
Net increase (decrease)		587,503	-
Units outstanding, beginning		-	-
Units outstanding, ending		587,503	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$755,432
Cost of units redeemed/account charges			(142,518)
Net investment income (loss)			9,914
Net realized gain (loss)			1,794
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,660)
Net assets			$621,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	588	$622	1.25%	5.9%	12/31/2024	$1.06	0	$0	1.00%	6.0%	12/31/2024	$1.06	0	$0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	6.4%	12/31/2024	$1.07	0	$0	0.25%	6.6%	12/31/2024	$1.07	0	$0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,707,255	$1,702,372	156,114
Receivables: investments sold	634
Payables: investments purchased	-
Net assets	$1,707,889

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,707,889	1,607,809	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$1,707,889	1,607,809

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,477
Mortality & expense charges			(14,358)
Net investment income (loss)			23,119

Gain (loss) on investments:
Net realized gain (loss)			14,033
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,883
Net gain (loss)			18,916

Increase (decrease) in net assets from operations			$42,035

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,119	$-
Net realized gain (loss)		14,033	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,883	-

Increase (decrease) in net assets from operations		42,035	-

Contract owner transactions:
Proceeds from units sold		2,067,581	-
Cost of units redeemed		(400,574)	-
Account charges		(1,153)	-
Increase (decrease)		1,665,854	-
Net increase (decrease)		1,707,889	-
Net assets, beginning		-	-
Net assets, ending		$1,707,889	$-

Units sold		1,980,922	-
Units redeemed		(373,113)	-
Net increase (decrease)		1,607,809	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,607,809	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,067,581
Cost of units redeemed/account charges			(401,727)
Net investment income (loss)			23,119
Net realized gain (loss)			14,033
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,883
Net assets			$1,707,889

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	1,608	$1,708	1.25%	6.2%	12/31/2024	$1.06	0	$0	1.00%	6.4%	12/31/2024	$1.07	0	$0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	6.8%	12/31/2024	$1.07	0	$0	0.25%	7.0%	12/31/2024	$1.07	0	$0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,153,096	$2,142,914	190,407
Receivables: investments sold	-
Payables: investments purchased	(5,304)
Net assets	$2,147,792

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,147,792	2,011,461	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$2,147,792	2,011,461

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$44,472
Mortality & expense charges			(16,010)
Net investment income (loss)			28,462

Gain (loss) on investments:
Net realized gain (loss)			1,153
Realized gain distributions			1,121
Net change in unrealized appreciation (depreciation)			10,182
Net gain (loss)			12,456

Increase (decrease) in net assets from operations			$40,918

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,462	$-
Net realized gain (loss)		1,153	-
Realized gain distributions		1,121	-
Net change in unrealized appreciation (depreciation)		10,182	-

Increase (decrease) in net assets from operations		40,918	-

Contract owner transactions:
Proceeds from units sold		2,134,040	-
Cost of units redeemed		(26,086)	-
Account charges		(1,080)	-
Increase (decrease)		2,106,874	-
Net increase (decrease)		2,147,792	-
Net assets, beginning		-	-
Net assets, ending		$2,147,792	$-

Units sold		2,036,468	-
Units redeemed		(25,007)	-
Net increase (decrease)		2,011,461	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,011,461	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,134,040
Cost of units redeemed/account charges			(27,166)
Net investment income (loss)			28,462
Net realized gain (loss)			1,153
Realized gain distributions			1,121
Net change in unrealized appreciation (depreciation)			10,182
Net assets			$2,147,792

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	2,011	$2,148	1.25%	6.8%	12/31/2024	$1.07	0	$0	1.00%	7.0%	12/31/2024	$1.07	0	$0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	7.3%	12/31/2024	$1.08	0	$0	0.25%	7.5%	12/31/2024	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,453,127	$2,451,840	204,704
Receivables: investments sold	-
Payables: investments purchased	(19,185)
Net assets	$2,433,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,433,942	2,268,344	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$2,433,942	2,268,344

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$47,291
Mortality & expense charges			(17,173)
Net investment income (loss)			30,118

Gain (loss) on investments:
Net realized gain (loss)			408
Realized gain distributions			10,665
Net change in unrealized appreciation (depreciation)			1,287
Net gain (loss)			12,360

Increase (decrease) in net assets from operations			$42,478

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,118	$-
Net realized gain (loss)		408	-
Realized gain distributions		10,665	-
Net change in unrealized appreciation (depreciation)		1,287	-

Increase (decrease) in net assets from operations		42,478	-

Contract owner transactions:
Proceeds from units sold		2,678,293	-
Cost of units redeemed		(284,916)	-
Account charges		(1,913)	-
Increase (decrease)		2,391,464	-
Net increase (decrease)		2,433,942	-
Net assets, beginning		-	-
Net assets, ending		$2,433,942	$-

Units sold		2,529,758	-
Units redeemed		(261,414)	-
Net increase (decrease)		2,268,344	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,268,344	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,678,293
Cost of units redeemed/account charges			(286,829)
Net investment income (loss)			30,118
Net realized gain (loss)			408
Realized gain distributions			10,665
Net change in unrealized appreciation (depreciation)			1,287
Net assets			$2,433,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	2,268	$2,434	1.25%	7.3%	12/31/2024	$1.07	0	$0	1.00%	7.5%	12/31/2024	$1.08	0	$0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	7.9%	12/31/2024	$1.08	0	$0	0.25%	8.0%	12/31/2024	$1.08	0	$0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,597,617	$1,616,090	128,195
Receivables: investments sold	987
Payables: investments purchased	-
Net assets	$1,598,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,598,604	1,479,029	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$1,598,604	1,479,029

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,341
Mortality & expense charges			(9,479)
Net investment income (loss)			18,862

Gain (loss) on investments:
Net realized gain (loss)			5,904
Realized gain distributions			11,611
Net change in unrealized appreciation (depreciation)			(18,473)
Net gain (loss)			(958)

Increase (decrease) in net assets from operations			$17,904

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,862	$-
Net realized gain (loss)		5,904	-
Realized gain distributions		11,611	-
Net change in unrealized appreciation (depreciation)		(18,473)	-

Increase (decrease) in net assets from operations		17,904	-

Contract owner transactions:
Proceeds from units sold		1,651,350	-
Cost of units redeemed		(69,794)	-
Account charges		(856)	-
Increase (decrease)		1,580,700	-
Net increase (decrease)		1,598,604	-
Net assets, beginning		-	-
Net assets, ending		$1,598,604	$-

Units sold		1,686,438	-
Units redeemed		(207,409)	-
Net increase (decrease)		1,479,029	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,479,029	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,651,350
Cost of units redeemed/account charges			(70,650)
Net investment income (loss)			18,862
Net realized gain (loss)			5,904
Realized gain distributions			11,611
Net change in unrealized appreciation (depreciation)			(18,473)
Net assets			$1,598,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	1,479	$1,599	1.25%	8.1%	12/31/2024	$1.08	0	$0	1.00%	8.3%	12/31/2024	$1.08	0	$0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	8.6%	12/31/2024	$1.09	0	$0	0.25%	8.8%	12/31/2024	$1.09	0	$0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,479,162	$1,468,385	113,850
Receivables: investments sold	-
Payables: investments purchased	(43,502)
Net assets	$1,435,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,435,660	1,324,229	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$1,435,660	1,324,229

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,515
Mortality & expense charges			(10,662)
Net investment income (loss)			14,853

Gain (loss) on investments:
Net realized gain (loss)			232
Realized gain distributions			10,183
Net change in unrealized appreciation (depreciation)			10,777
Net gain (loss)			21,192

Increase (decrease) in net assets from operations			$36,045

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,853	$-
Net realized gain (loss)		232	-
Realized gain distributions		10,183	-
Net change in unrealized appreciation (depreciation)		10,777	-

Increase (decrease) in net assets from operations		36,045	-

Contract owner transactions:
Proceeds from units sold		1,483,473	-
Cost of units redeemed		(82,335)	-
Account charges		(1,523)	-
Increase (decrease)		1,399,615	-
Net increase (decrease)		1,435,660	-
Net assets, beginning		-	-
Net assets, ending		$1,435,660	$-

Units sold		1,401,008	-
Units redeemed		(76,779)	-
Net increase (decrease)		1,324,229	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,324,229	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,483,473
Cost of units redeemed/account charges			(83,858)
Net investment income (loss)			14,853
Net realized gain (loss)			232
Realized gain distributions			10,183
Net change in unrealized appreciation (depreciation)			10,777
Net assets			$1,435,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	1,324	$1,436	1.25%	8.4%	12/31/2024	$1.09	0	$0	1.00%	8.6%	12/31/2024	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	9.0%	12/31/2024	$1.09	0	$0	0.25%	9.2%	12/31/2024	$1.09	0	$0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,870,846	$1,854,675	148,634
Receivables: investments sold	461
Payables: investments purchased	-
Net assets	$1,871,307

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,871,307	1,726,046	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$1,871,307	1,726,046

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,312
Mortality & expense charges			(13,989)
Net investment income (loss)			18,323

Gain (loss) on investments:
Net realized gain (loss)			1,335
Realized gain distributions			14,345
Net change in unrealized appreciation (depreciation)			16,171
Net gain (loss)			31,851

Increase (decrease) in net assets from operations			$50,174

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,323	$-
Net realized gain (loss)		1,335	-
Realized gain distributions		14,345	-
Net change in unrealized appreciation (depreciation)		16,171	-

Increase (decrease) in net assets from operations		50,174	-

Contract owner transactions:
Proceeds from units sold		1,867,004	-
Cost of units redeemed		(43,826)	-
Account charges		(2,045)	-
Increase (decrease)		1,821,133	-
Net increase (decrease)		1,871,307	-
Net assets, beginning		-	-
Net assets, ending		$1,871,307	$-

Units sold		1,768,401	-
Units redeemed		(42,355)	-
Net increase (decrease)		1,726,046	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,726,046	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,867,004
Cost of units redeemed/account charges			(45,871)
Net investment income (loss)			18,323
Net realized gain (loss)			1,335
Realized gain distributions			14,345
Net change in unrealized appreciation (depreciation)			16,171
Net assets			$1,871,307

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	1,726	$1,871	1.25%	8.4%	12/31/2024	$1.09	0	$0	1.00%	8.6%	12/31/2024	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	9.0%	12/31/2024	$1.09	0	$0	0.25%	9.2%	12/31/2024	$1.09	0	$0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,495,581	$1,485,629	116,920
Receivables: investments sold	-
Payables: investments purchased	(15,363)
Net assets	$1,480,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,480,218	1,365,063	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$1,480,218	1,365,063

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,666
Mortality & expense charges			(11,319)
Net investment income (loss)			14,347

Gain (loss) on investments:
Net realized gain (loss)			5,394
Realized gain distributions			12,430
Net change in unrealized appreciation (depreciation)			9,952
Net gain (loss)			27,776

Increase (decrease) in net assets from operations			$42,123

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,347	$-
Net realized gain (loss)		5,394	-
Realized gain distributions		12,430	-
Net change in unrealized appreciation (depreciation)		9,952	-

Increase (decrease) in net assets from operations		42,123	-

Contract owner transactions:
Proceeds from units sold		1,599,978	-
Cost of units redeemed		(160,545)	-
Account charges		(1,338)	-
Increase (decrease)		1,438,095	-
Net increase (decrease)		1,480,218	-
Net assets, beginning		-	-
Net assets, ending		$1,480,218	$-

Units sold		1,512,593	-
Units redeemed		(147,530)	-
Net increase (decrease)		1,365,063	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,365,063	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,599,978
Cost of units redeemed/account charges			(161,883)
Net investment income (loss)			14,347
Net realized gain (loss)			5,394
Realized gain distributions			12,430
Net change in unrealized appreciation (depreciation)			9,952
Net assets			$1,480,218

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	1,365	$1,480	1.25%	8.4%	12/31/2024	$1.09	0	$0	1.00%	8.6%	12/31/2024	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	9.0%	12/31/2024	$1.09	0	$0	0.25%	9.2%	12/31/2024	$1.09	0	$0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$598,595	$599,553	46,762
Receivables: investments sold	-
Payables: investments purchased	(965)
Net assets	$597,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$597,630	551,089	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$597,630	551,089

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,207
Mortality & expense charges			(4,017)
Net investment income (loss)			6,190

Gain (loss) on investments:
Net realized gain (loss)			770
Realized gain distributions			5,650
Net change in unrealized appreciation (depreciation)			(958)
Net gain (loss)			5,462

Increase (decrease) in net assets from operations			$11,652

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,190	$-
Net realized gain (loss)		770	-
Realized gain distributions		5,650	-
Net change in unrealized appreciation (depreciation)		(958)	-

Increase (decrease) in net assets from operations		11,652	-

Contract owner transactions:
Proceeds from units sold		721,260	-
Cost of units redeemed		(134,714)	-
Account charges		(568)	-
Increase (decrease)		585,978	-
Net increase (decrease)		597,630	-
Net assets, beginning		-	-
Net assets, ending		$597,630	$-

Units sold		677,937	-
Units redeemed		(126,848)	-
Net increase (decrease)		551,089	-
Units outstanding, beginning		-	-
Units outstanding, ending		551,089	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$721,260
Cost of units redeemed/account charges			(135,282)
Net investment income (loss)			6,190
Net realized gain (loss)			770
Realized gain distributions			5,650
Net change in unrealized appreciation (depreciation)			(958)
Net assets			$597,630

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	551	$598	1.25%	8.4%	12/31/2024	$1.09	0	$0	1.00%	8.6%	12/31/2024	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	9.0%	12/31/2024	$1.09	0	$0	0.25%	9.2%	12/31/2024	$1.09	0	$0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,011	$140,360	10,611
Receivables: investments sold	56
Payables: investments purchased	-
Net assets	$140,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,067	129,167	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$140,067	129,167

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,355
Mortality & expense charges			(912)
Net investment income (loss)			1,443

Gain (loss) on investments:
Net realized gain (loss)			256
Realized gain distributions			1,301
Net change in unrealized appreciation (depreciation)			(349)
Net gain (loss)			1,208

Increase (decrease) in net assets from operations			$2,651

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,443	$-
Net realized gain (loss)		256	-
Realized gain distributions		1,301	-
Net change in unrealized appreciation (depreciation)		(349)	-

Increase (decrease) in net assets from operations		2,651	-

Contract owner transactions:
Proceeds from units sold		142,597	-
Cost of units redeemed		(4,944)	-
Account charges		(237)	-
Increase (decrease)		137,416	-
Net increase (decrease)		140,067	-
Net assets, beginning		-	-
Net assets, ending		$140,067	$-

Units sold		133,886	-
Units redeemed		(4,719)	-
Net increase (decrease)		129,167	-
Units outstanding, beginning		-	-
Units outstanding, ending		129,167	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$142,597
Cost of units redeemed/account charges			(5,181)
Net investment income (loss)			1,443
Net realized gain (loss)			256
Realized gain distributions			1,301
Net change in unrealized appreciation (depreciation)			(349)
Net assets			$140,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	129	$140	1.25%	8.4%	12/31/2024	$1.09	0	$0	1.00%	8.6%	12/31/2024	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	9.0%	12/31/2024	$1.09	0	$0	0.25%	9.2%	12/31/2024	$1.09	0	$0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,987	$29,980	2,969
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$28,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,983	27,772	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$28,983	27,772

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$484
Mortality & expense charges			(101)
Net investment income (loss)			383

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(993)
Net gain (loss)			(991)

Increase (decrease) in net assets from operations			$(608)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$383	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(993)	-

Increase (decrease) in net assets from operations		(608)	-

Contract owner transactions:
Proceeds from units sold		55,526	-
Cost of units redeemed		(25,927)	-
Account charges		(8)	-
Increase (decrease)		29,591	-
Net increase (decrease)		28,983	-
Net assets, beginning		-	-
Net assets, ending		$28,983	$-

Units sold		51,943	-
Units redeemed		(24,171)	-
Net increase (decrease)		27,772	-
Units outstanding, beginning		-	-
Units outstanding, ending		27,772	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55,526
Cost of units redeemed/account charges			(25,935)
Net investment income (loss)			383
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(993)
Net assets			$28,983

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	28	$29	1.25%	4.4%	12/31/2024	$1.05	0	$0	1.00%	4.5%	12/31/2024	$1.05	0	$0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	4.9%	12/31/2024	$1.05	0	$0	0.25%	5.1%	12/31/2024	$1.05	0	$0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Multi-Asset Inc Z Institutional Class - 06-6YV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	1.25%	-0.6%	12/31/2024	$0.99	0	$0	1.00%	-0.5%	12/31/2024	$1.00	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	-0.4%	12/31/2024	$1.00	0	$0	0.25%	-0.3%	12/31/2024	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Short Dur High Inc Fund - Inst Class - 06-73J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	0.9%	12/31/2024	$1.01	0	$0	1.00%	0.9%	12/31/2024	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	1.0%	12/31/2024	$1.01	0	$0	0.25%	1.0%	12/31/2024	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Sel Sml Cap Fund - Inst Class - 06-74C (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	1.25%	-2.5%	12/31/2024	$0.98	0	$0	1.00%	-2.4%	12/31/2024	$0.98	0	$0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-2.3%	12/31/2024	$0.98	0	$0	0.25%	-2.3%	12/31/2024	$0.98	0	$0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets K Retirement Class - 06-6WW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,943	$13,706	340
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$12,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,950	12,510	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$12,950	12,510

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$87
Mortality & expense charges			(26)
Net investment income (loss)			61

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(763)
Net gain (loss)			(763)

Increase (decrease) in net assets from operations			$(702)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(763)	-

Increase (decrease) in net assets from operations		(702)	-

Contract owner transactions:
Proceeds from units sold		13,659	-
Cost of units redeemed		-	-
Account charges		(7)	-
Increase (decrease)		13,652	-
Net increase (decrease)		12,950	-
Net assets, beginning		-	-
Net assets, ending		$12,950	$-

Units sold		12,516	-
Units redeemed		(6)	-
Net increase (decrease)		12,510	-
Units outstanding, beginning		-	-
Units outstanding, ending		12,510	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,659
Cost of units redeemed/account charges			(7)
Net investment income (loss)			61
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(763)
Net assets			$12,950

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	13	$13	1.25%	3.5%	12/31/2024	$1.04	0	$0	1.00%	3.7%	12/31/2024	$1.04	0	$0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	4.0%	12/31/2024	$1.04	0	$0	0.25%	4.2%	12/31/2024	$1.04	0	$0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Nasdaq Composite Index Fund N Class - 06-73Y (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	4.8%	12/31/2024	$1.05	0	$0	1.00%	4.8%	12/31/2024	$1.05	0	$0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	4.9%	12/31/2024	$1.05	0	$0	0.25%	4.9%	12/31/2024	$1.05	0	$0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Select Health Care Portfolio N Class - 06-74H (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	1.25%	-5.8%	12/31/2024	$0.94	0	$0	1.00%	-5.8%	12/31/2024	$0.94	0	$0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	-5.7%	12/31/2024	$0.94	0	$0	0.25%	-5.6%	12/31/2024	$0.94	0	$0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Growth K6 Fund R6 Class - 06-74M (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	1.25%	-0.6%	12/31/2024	$0.99	0	$0	1.00%	-0.5%	12/31/2024	$1.00	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	-0.4%	12/31/2024	$1.00	0	$0	0.25%	-0.4%	12/31/2024	$1.00	0	$0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Overseas Fund R6 Class - 06-3VF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,063,133	$2,111,340	85,309
Receivables: investments sold	23,542
Payables: investments purchased	-
Net assets	$2,086,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,086,675	1,657,829	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$2,086,675	1,657,829

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$115,738
Mortality & expense charges			(30,819)
Net investment income (loss)			84,919

Gain (loss) on investments:
Net realized gain (loss)			75,273
Realized gain distributions			50,516
Net change in unrealized appreciation (depreciation)			(70,447)
Net gain (loss)			55,342

Increase (decrease) in net assets from operations			$140,261

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,919	$21,992
Net realized gain (loss)		75,273	79,741
Realized gain distributions		50,516	10,873
Net change in unrealized appreciation (depreciation)		(70,447)	(12,066)

Increase (decrease) in net assets from operations		140,261	100,540

Contract owner transactions:
Proceeds from units sold		630,433	2,218,777
Cost of units redeemed		(882,529)	(1,317,016)
Account charges		(1,944)	(1,042)
Increase (decrease)		(254,040)	900,719
Net increase (decrease)		(113,779)	1,001,259
Net assets, beginning		2,200,454	1,199,195
Net assets, ending		$2,086,675	$2,200,454

Units sold		505,872	1,943,969
Units redeemed		(686,930)	(1,201,577)
Net increase (decrease)		(181,058)	742,392
Units outstanding, beginning		1,838,887	1,096,495
Units outstanding, ending		1,657,829	1,838,887

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,327,782
Cost of units redeemed/account charges			(2,549,558)
Net investment income (loss)			107,576
Net realized gain (loss)			145,276
Realized gain distributions			103,806
Net change in unrealized appreciation (depreciation)			(48,207)
Net assets			$2,086,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	1,658	$2,087	1.25%	5.2%	12/31/2024	$1.28	0	$0	1.00%	5.5%	12/31/2024	$1.30	0	$0	0.75%	5.7%
12/31/2023	1.20	1,839	2,200	1.25%	9.4%	12/31/2023	1.21	0	0	1.00%	9.7%	12/31/2023	1.23	0	0	0.75%	10.0%
12/31/2022	1.09	1,096	1,199	1.25%	-8.9%	12/31/2022	1.10	0	0	1.00%	-8.7%	12/31/2022	1.11	0	0	0.75%	-8.5%
12/31/2021	1.20	27	32	1.25%	4.0%	12/31/2021	1.21	0	0	1.00%	4.3%	12/31/2021	1.22	0	0	0.75%	4.5%
12/31/2020	1.15	0	0	1.25%	6.0%	12/31/2020	1.16	0	0	1.00%	6.3%	12/31/2020	1.17	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	6.0%	12/31/2024	$1.33	0	$0	0.25%	6.2%	12/31/2024	$1.35	0	$0	0.00%	6.5%
12/31/2023	1.24	0	0	0.50%	10.2%	12/31/2023	1.26	0	0	0.25%	10.5%	12/31/2023	1.27	0	0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-8.2%	12/31/2022	1.14	0	0	0.25%	-8.0%	12/31/2022	1.15	0	0	0.00%	-7.8%
12/31/2021	1.23	0	0	0.50%	4.8%	12/31/2021	1.24	0	0	0.25%	5.0%	12/31/2021	1.24	0	0	0.00%	5.3%
12/31/2020	1.17	0	0	0.50%	6.8%	12/31/2020	1.18	0	0	0.25%	7.1%	12/31/2020	1.18	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.4%
2023	2.4%
2022	0.9%
2021	7.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Global Fund R6 Class - 06-3VC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,232,677	$1,153,085	18,294
Receivables: investments sold	950
Payables: investments purchased	-
Net assets	$1,233,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,233,627	828,510	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$1,233,627	828,510

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31,414
Mortality & expense charges			(14,880)
Net investment income (loss)			16,534

Gain (loss) on investments:
Net realized gain (loss)			9,452
Realized gain distributions			35,682
Net change in unrealized appreciation (depreciation)			54,323
Net gain (loss)			99,457

Increase (decrease) in net assets from operations			$115,991

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,534	$9,470
Net realized gain (loss)		9,452	(7,374)
Realized gain distributions		35,682	28,593
Net change in unrealized appreciation (depreciation)		54,323	85,899

Increase (decrease) in net assets from operations		115,991	116,588

Contract owner transactions:
Proceeds from units sold		167,055	682,954
Cost of units redeemed		(129,765)	(404,791)
Account charges		(286)	(158)
Increase (decrease)		37,004	278,005
Net increase (decrease)		152,995	394,593
Net assets, beginning		1,080,632	686,039
Net assets, ending		$1,233,627	$1,080,632

Units sold		132,113	546,336
Units redeemed		(107,283)	(312,914)
Net increase (decrease)		24,830	233,422
Units outstanding, beginning		803,680	570,258
Units outstanding, ending		828,510	803,680

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,295,825
Cost of units redeemed/account charges			(1,303,923)
Net investment income (loss)			31,732
Net realized gain (loss)			6,802
Realized gain distributions			123,599
Net change in unrealized appreciation (depreciation)			79,592
Net assets			$1,233,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	829	$1,234	1.25%	10.7%	12/31/2024	$1.51	0	$0	1.00%	11.0%	12/31/2024	$1.53	0	$0	0.75%	11.3%
12/31/2023	1.34	804	1,081	1.25%	11.8%	12/31/2023	1.36	0	0	1.00%	12.0%	12/31/2023	1.38	0	0	0.75%	12.3%
12/31/2022	1.20	570	686	1.25%	-7.4%	12/31/2022	1.21	0	0	1.00%	-7.1%	12/31/2022	1.23	0	0	0.75%	-6.9%
12/31/2021	1.30	517	672	1.25%	11.2%	12/31/2021	1.31	0	0	1.00%	11.5%	12/31/2021	1.32	0	0	0.75%	11.8%
12/31/2020	1.17	264	308	1.25%	7.3%	12/31/2020	1.17	0	0	1.00%	7.6%	12/31/2020	1.18	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	11.6%	12/31/2024	$1.58	0	$0	0.25%	11.9%	12/31/2024	$1.60	0	$0	0.00%	12.1%
12/31/2023	1.39	0	0	0.50%	12.6%	12/31/2023	1.41	0	0	0.25%	12.9%	12/31/2023	1.43	0	0	0.00%	13.2%
12/31/2022	1.24	0	0	0.50%	-6.7%	12/31/2022	1.25	0	0	0.25%	-6.4%	12/31/2022	1.26	0	0	0.00%	-6.2%
12/31/2021	1.33	0	0	0.50%	12.0%	12/31/2021	1.34	0	0	0.25%	12.3%	12/31/2021	1.35	0	0	0.00%	12.6%
12/31/2020	1.18	0	0	0.50%	8.1%	12/31/2020	1.19	0	0	0.25%	8.4%	12/31/2020	1.20	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.3%
2022	0.4%
2021	3.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Gold R6 R- 06-6NG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529	$544	20
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$529	495	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$529	495

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25
Mortality & expense charges			(2)
Net investment income (loss)			23

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15)
Net gain (loss)			(15)

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(15)	-

Increase (decrease) in net assets from operations		8	-

Contract owner transactions:
Proceeds from units sold		521	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		521	-
Net increase (decrease)		529	-
Net assets, beginning		-	-
Net assets, ending		$529	$-

Units sold		495	-
Units redeemed		-	-
Net increase (decrease)		495	-
Units outstanding, beginning		-	-
Units outstanding, ending		495	-

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$521
Cost of units redeemed/account charges			-
Net investment income (loss)			23
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15)
Net assets			$529

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$1	1.25%	9.3%	12/31/2024	$1.07	0	$0	1.00%	9.6%	12/31/2024	$1.08	0	$0	0.75%	9.9%
12/31/2023	0.98	0	0	1.25%	-2.2%	12/31/2023	0.98	0	0	1.00%	-2.0%	12/31/2023	0.98	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	10.1%	12/31/2024	$1.09	0	$0	0.25%	10.4%	12/31/2024	$1.09	0	$0	0.00%	10.7%
12/31/2023	0.98	0	0	0.50%	-1.7%	12/31/2023	0.98	0	0	0.25%	-1.6%	12/31/2023	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Small Cap Opp R6 Retirement- 06-6MW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	5.2%	12/31/2024	$1.21	0	$0	1.00%	5.4%	12/31/2024	$1.22	0	$0	0.75%	5.7%
12/31/2023	1.15	0	0	1.25%	14.5%	12/31/2023	1.15	0	0	1.00%	14.8%	12/31/2023	1.15	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	6.0%	12/31/2024	$1.23	0	$0	0.25%	6.2%	12/31/2024	$1.23	0	$0	0.00%	6.5%
12/31/2023	1.15	0	0	0.50%	15.2%	12/31/2023	1.15	0	0	0.25%	15.4%	12/31/2023	1.16	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund A Class - 06-312

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,787	$416,418	54,659
Receivables: investments sold	1,359
Payables: investments purchased	-
Net assets	$418,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,146	342,190	$1.22
Band 100	-	-	1.28
Band 75	-	-	1.33
Band 50	-	-	1.39
Band 25	-	-	1.46
Band 0	-	-	1.52
Total	$418,146	342,190

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,540
Mortality & expense charges			(5,093)
Net investment income (loss)			4,447

Gain (loss) on investments:
Net realized gain (loss)			4,344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(25,058)
Net gain (loss)			(20,714)

Increase (decrease) in net assets from operations			$(16,267)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,447	$4,954
Net realized gain (loss)		4,344	645
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(25,058)	56,007

Increase (decrease) in net assets from operations		(16,267)	61,606

Contract owner transactions:
Proceeds from units sold		84,541	45,166
Cost of units redeemed		(52,518)	(27,988)
Account charges		(462)	(312)
Increase (decrease)		31,561	16,866
Net increase (decrease)		15,294	78,472
Net assets, beginning		402,852	324,380
Net assets, ending		$418,146	$402,852

Units sold		75,660	38,264
Units redeemed		(50,954)	(23,632)
Net increase (decrease)		24,706	14,632
Units outstanding, beginning		317,484	302,852
Units outstanding, ending		342,190	317,484

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,805,214
Cost of units redeemed/account charges			(4,581,139)
Net investment income (loss)			99,968
Net realized gain (loss)			(24,456)
Realized gain distributions			118,190
Net change in unrealized appreciation (depreciation)			369
Net assets			$418,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	342	$418	1.25%	-3.7%	12/31/2024	$1.28	0	$0	1.00%	-3.5%	12/31/2024	$1.33	0	$0	0.75%	-3.2%
12/31/2023	1.27	317	403	1.25%	18.5%	12/31/2023	1.32	0	0	1.00%	18.8%	12/31/2023	1.38	0	0	0.75%	19.1%
12/31/2022	1.07	303	324	1.25%	-4.8%	12/31/2022	1.11	0	0	1.00%	-4.5%	12/31/2022	1.16	0	0	0.75%	-4.3%
12/31/2021	1.12	298	335	1.25%	3.8%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.08	581	630	1.25%	-1.7%	12/31/2020	1.12	0	0	1.00%	-1.5%	12/31/2020	1.16	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	-3.0%	12/31/2024	$1.46	0	$0	0.25%	-2.7%	12/31/2024	$1.52	0	$0	0.00%	-2.5%
12/31/2023	1.44	0	0	0.50%	19.4%	12/31/2023	1.50	0	0	0.25%	19.7%	12/31/2023	1.56	0	0	0.00%	20.0%
12/31/2022	1.20	0	0	0.50%	-4.1%	12/31/2022	1.25	0	0	0.25%	-3.8%	12/31/2022	1.30	0	0	0.00%	-3.6%
12/31/2021	1.26	0	0	0.50%	4.5%	12/31/2021	1.30	0	0	0.25%	4.8%	12/31/2021	1.35	0	0	0.00%	5.1%
12/31/2020	1.20	0	0	0.50%	-1.0%	12/31/2020	1.24	0	0	0.25%	-0.7%	12/31/2020	1.29	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.6%
2022	1.2%
2021	2.7%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund R Class - 06-925

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$150,696	$127,182	5,846
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$150,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$150,675	68,820	$2.19
Band 100	-	-	2.31
Band 75	-	-	2.43
Band 50	-	-	2.57
Band 25	-	-	2.71
Band 0	-	-	2.86
Total	$150,675	68,820

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,531
Mortality & expense charges			(1,990)
Net investment income (loss)			(459)

Gain (loss) on investments:
Net realized gain (loss)			3,339
Realized gain distributions			2,787
Net change in unrealized appreciation (depreciation)			627
Net gain (loss)			6,753

Increase (decrease) in net assets from operations			$6,294

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(459)	$(153)
Net realized gain (loss)		3,339	303
Realized gain distributions		2,787	-
Net change in unrealized appreciation (depreciation)		627	25,816

Increase (decrease) in net assets from operations		6,294	25,966

Contract owner transactions:
Proceeds from units sold		139	-
Cost of units redeemed		(16,016)	(1,742)
Account charges		(28)	(31)
Increase (decrease)		(15,905)	(1,773)
Net increase (decrease)		(9,611)	24,193
Net assets, beginning		160,286	136,093
Net assets, ending		$150,675	$160,286

Units sold		62	-
Units redeemed		(7,271)	(897)
Net increase (decrease)		(7,209)	(897)
Units outstanding, beginning		76,029	76,926
Units outstanding, ending		68,820	76,029

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,905,050
Cost of units redeemed/account charges			(17,006,907)
Net investment income (loss)			160,915
Net realized gain (loss)			(492,613)
Realized gain distributions			1,560,716
Net change in unrealized appreciation (depreciation)			23,514
Net assets			$150,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	69	$151	1.25%	3.9%	12/31/2024	$2.31	0	$0	1.00%	4.1%	12/31/2024	$2.43	0	$0	0.75%	4.4%
12/31/2023	2.11	76	160	1.25%	19.2%	12/31/2023	2.22	0	0	1.00%	19.5%	12/31/2023	2.33	0	0	0.75%	19.8%
12/31/2022	1.77	77	136	1.25%	-13.0%	12/31/2022	1.86	0	0	1.00%	-12.8%	12/31/2022	1.95	0	0	0.75%	-12.6%
12/31/2021	2.03	95	193	1.25%	3.5%	12/31/2021	2.13	4	8	1.00%	3.8%	12/31/2021	2.23	0	0	0.75%	4.1%
12/31/2020	1.96	91	179	1.25%	4.1%	12/31/2020	2.05	4	8	1.00%	4.4%	12/31/2020	2.14	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.57	0	$0	0.50%	4.6%	12/31/2024	$2.71	0	$0	0.25%	4.9%	12/31/2024	$2.86	0	$0	0.00%	5.2%
12/31/2023	2.45	0	0	0.50%	20.1%	12/31/2023	2.58	0	0	0.25%	20.4%	12/31/2023	2.72	0	0	0.00%	20.7%
12/31/2022	2.04	0	0	0.50%	-12.3%	12/31/2022	2.14	0	0	0.25%	-12.1%	12/31/2022	2.25	0	0	0.00%	-11.9%
12/31/2021	2.33	0	0	0.50%	4.3%	12/31/2021	2.44	0	0	0.25%	4.6%	12/31/2021	2.56	0	0	0.00%	4.9%
12/31/2020	2.23	0	0	0.50%	4.9%	12/31/2020	2.33	0	0	0.25%	5.2%	12/31/2020	2.44	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.1%
2022	0.7%
2021	1.5%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R Class - 06-920

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,496	$108,785	14,907
Receivables: investments sold	2,717
Payables: investments purchased	-
Net assets	$111,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,327	46,425	$2.07
Band 100	14,886	6,803	2.19
Band 75	-	-	2.31
Band 50	-	-	2.43
Band 25	-	-	2.57
Band 0	-	-	2.71
Total	$111,213	53,228

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,279
Mortality & expense charges			(1,697)
Net investment income (loss)			582

Gain (loss) on investments:
Net realized gain (loss)			4,741
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,409)
Net gain (loss)			(3,668)

Increase (decrease) in net assets from operations			$(3,086)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$582	$1,171
Net realized gain (loss)		4,741	10,372
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,409)	16,076

Increase (decrease) in net assets from operations		(3,086)	27,619

Contract owner transactions:
Proceeds from units sold		19,640	141,269
Cost of units redeemed		(59,995)	(185,938)
Account charges		(76)	(145)
Increase (decrease)		(40,431)	(44,814)
Net increase (decrease)		(43,517)	(17,195)
Net assets, beginning		154,730	171,925
Net assets, ending		$111,213	$154,730

Units sold		8,878	69,808
Units redeemed		(26,770)	(92,275)
Net increase (decrease)		(17,892)	(22,467)
Units outstanding, beginning		71,120	93,587
Units outstanding, ending		53,228	71,120

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,787,872
Cost of units redeemed/account charges			(6,009,262)
Net investment income (loss)			104,288
Net realized gain (loss)			(356,175)
Realized gain distributions			584,779
Net change in unrealized appreciation (depreciation)			(289)
Net assets			$111,213

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	46	$96	1.25%	-4.0%	12/31/2024	$2.19	7	$15	1.00%	-3.8%	12/31/2024	$2.31	0	$0	0.75%	-3.5%
12/31/2023	2.16	62	134	1.25%	18.2%	12/31/2023	2.27	9	21	1.00%	18.5%	12/31/2023	2.39	0	0	0.75%	18.8%
12/31/2022	1.83	85	155	1.25%	-5.1%	12/31/2022	1.92	9	17	1.00%	-4.8%	12/31/2022	2.01	0	0	0.75%	-4.6%
12/31/2021	1.93	100	192	1.25%	3.7%	12/31/2021	2.02	10	20	1.00%	3.9%	12/31/2021	2.11	0	0	0.75%	4.2%
12/31/2020	1.86	131	243	1.25%	-2.1%	12/31/2020	1.94	10	19	1.00%	-1.8%	12/31/2020	2.03	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	0	$0	0.50%	-3.3%	12/31/2024	$2.57	0	$0	0.25%	-3.0%	12/31/2024	$2.71	0	$0	0.00%	-2.8%
12/31/2023	2.52	0	0	0.50%	19.1%	12/31/2023	2.65	0	0	0.25%	19.4%	12/31/2023	2.79	0	0	0.00%	19.7%
12/31/2022	2.11	0	0	0.50%	-4.4%	12/31/2022	2.22	0	0	0.25%	-4.1%	12/31/2022	2.33	0	0	0.00%	-3.9%
12/31/2021	2.21	0	0	0.50%	4.4%	12/31/2021	2.31	0	0	0.25%	4.7%	12/31/2021	2.42	0	0	0.00%	5.0%
12/31/2020	2.11	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.1%	12/31/2020	2.31	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	2.1%
2022	0.9%
2021	3.4%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund A Class - 06-819

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2	-	$4.47
Band 100	-	-	4.62
Band 75	-	-	4.78
Band 50	-	-	4.95
Band 25	-	-	5.12
Band 0	-	-	5.29
Total	$2	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		30	-
Cost of units redeemed		(30)	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		1	-
Net assets, beginning		1	1
Net assets, ending		$2	$1

Units sold		7	-
Units redeemed		(7)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,193,152
Cost of units redeemed/account charges			(31,156,119)
Net investment income (loss)			(214,895)
Net realized gain (loss)			1,624,967
Realized gain distributions			552,896
Net change in unrealized appreciation (depreciation)			1
Net assets			$2

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.47	0	$0	1.25%	16.4%	12/31/2024	$4.62	0	$0	1.00%	16.7%	12/31/2024	$4.78	0	$0	0.75%	17.0%
12/31/2023	3.84	0	0	1.25%	26.1%	12/31/2023	3.96	0	0	1.00%	26.4%	12/31/2023	4.09	0	0	0.75%	26.7%
12/31/2022	3.05	0	0	1.25%	-26.0%	12/31/2022	3.14	0	0	1.00%	-25.8%	12/31/2022	3.23	0	0	0.75%	-25.6%
12/31/2021	4.12	0	0	1.25%	20.3%	12/31/2021	4.23	0	0	1.00%	20.6%	12/31/2021	4.34	0	0	0.75%	20.9%
12/31/2020	3.42	61	208	1.25%	29.0%	12/31/2020	3.51	0	0	1.00%	29.3%	12/31/2020	3.59	0	0	0.75%	29.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.95	0	$0	0.50%	17.3%	12/31/2024	$5.12	0	$0	0.25%	17.6%	12/31/2024	$5.29	0	$0	0.00%	17.8%
12/31/2023	4.22	0	0	0.50%	27.0%	12/31/2023	4.35	0	0	0.25%	27.3%	12/31/2023	4.49	0	0	0.00%	27.7%
12/31/2022	3.32	0	0	0.50%	-25.5%	12/31/2022	3.42	0	0	0.25%	-25.3%	12/31/2022	3.52	0	0	0.00%	-25.1%
12/31/2021	4.46	0	0	0.50%	21.2%	12/31/2021	4.58	0	0	0.25%	21.5%	12/31/2021	4.70	32	150	0.00%	21.8%
12/31/2020	3.68	0	0	0.50%	30.0%	12/31/2020	3.77	0	0	0.25%	30.3%	12/31/2020	3.86	29	111	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund R Class - 06-818

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,268	$145,899	1,228
Receivables: investments sold	222
Payables: investments purchased	-
Net assets	$161,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,490	37,349	$4.32
Band 100	-	-	4.47
Band 75	-	-	4.63
Band 50	-	-	4.79
Band 25	-	-	4.95
Band 0	-	-	5.12
Total	$161,490	37,349

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,852)
Net investment income (loss)			(1,852)

Gain (loss) on investments:
Net realized gain (loss)			530
Realized gain distributions			12,507
Net change in unrealized appreciation (depreciation)			9,313
Net gain (loss)			22,350

Increase (decrease) in net assets from operations			$20,498

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,852)	$(542)
Net realized gain (loss)		530	(306)
Realized gain distributions		12,507	7,172
Net change in unrealized appreciation (depreciation)		9,313	13,168

Increase (decrease) in net assets from operations		20,498	19,492

Contract owner transactions:
Proceeds from units sold		18,625	160,999
Cost of units redeemed		(2,066)	(79,432)
Account charges		(19)	(1)
Increase (decrease)		16,540	81,566
Net increase (decrease)		37,038	101,058
Net assets, beginning		124,452	23,394
Net assets, ending		$161,490	$124,452

Units sold		4,437	49,255
Units redeemed		(501)	(23,742)
Net increase (decrease)		3,936	25,513
Units outstanding, beginning		33,413	7,900
Units outstanding, ending		37,349	33,413

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,892,099
Cost of units redeemed/account charges			(3,341,857)
Net investment income (loss)			(49,807)
Net realized gain (loss)			480,724
Realized gain distributions			164,962
Net change in unrealized appreciation (depreciation)			15,369
Net assets			$161,490

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.32	37	$161	1.25%	16.1%	12/31/2024	$4.47	0	$0	1.00%	16.4%	12/31/2024	$4.63	0	$0	0.75%	16.7%
12/31/2023	3.72	33	124	1.25%	25.8%	12/31/2023	3.84	0	0	1.00%	26.1%	12/31/2023	3.97	0	0	0.75%	26.4%
12/31/2022	2.96	8	23	1.25%	-26.2%	12/31/2022	3.05	0	0	1.00%	-26.0%	12/31/2022	3.14	0	0	0.75%	-25.8%
12/31/2021	4.01	105	421	1.25%	20.0%	12/31/2021	4.12	0	0	1.00%	20.3%	12/31/2021	4.23	0	0	0.75%	20.6%
12/31/2020	3.34	101	338	1.25%	28.7%	12/31/2020	3.42	0	0	1.00%	29.0%	12/31/2020	3.51	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.79	0	$0	0.50%	17.0%	12/31/2024	$4.95	0	$0	0.25%	17.3%	12/31/2024	$5.12	0	$0	0.00%	17.6%
12/31/2023	4.09	0	0	0.50%	26.7%	12/31/2023	4.22	0	0	0.25%	27.0%	12/31/2023	4.36	0	0	0.00%	27.4%
12/31/2022	3.23	0	0	0.50%	-25.6%	12/31/2022	3.32	0	0	0.25%	-25.4%	12/31/2022	3.42	0	0	0.00%	-25.3%
12/31/2021	4.34	0	0	0.50%	20.9%	12/31/2021	4.46	0	0	0.25%	21.2%	12/31/2021	4.58	0	0	0.00%	21.5%
12/31/2020	3.59	0	0	0.50%	29.7%	12/31/2020	3.68	0	0	0.25%	30.0%	12/31/2020	3.77	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R Class - 06-724

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425,318	$420,840	184,973
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$425,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,488	141,778	$1.76
Band 100	175,951	97,002	1.81
Band 75	-	-	1.87
Band 50	-	-	1.93
Band 25	-	-	1.99
Band 0	-	-	2.05
Total	$425,439	238,780

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,049
Mortality & expense charges			(5,498)
Net investment income (loss)			20,551

Gain (loss) on investments:
Net realized gain (loss)			5,579
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,396
Net gain (loss)			9,975

Increase (decrease) in net assets from operations			$30,526

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,551	$15,519
Net realized gain (loss)		5,579	(2,443)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,396	11,253

Increase (decrease) in net assets from operations		30,526	24,329

Contract owner transactions:
Proceeds from units sold		121,206	158,732
Cost of units redeemed		(197,332)	(52,624)
Account charges		(17)	(69)
Increase (decrease)		(76,143)	106,039
Net increase (decrease)		(45,617)	130,368
Net assets, beginning		471,056	340,688
Net assets, ending		$425,439	$471,056

Units sold		71,098	97,318
Units redeemed		(111,186)	(33,548)
Net increase (decrease)		(40,088)	63,770
Units outstanding, beginning		278,868	215,098
Units outstanding, ending		238,780	278,868

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,521,534
Cost of units redeemed/account charges			(2,356,592)
Net investment income (loss)			229,128
Net realized gain (loss)			17,580
Realized gain distributions			9,311
Net change in unrealized appreciation (depreciation)			4,478
Net assets			$425,439

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.76	142	$249	1.25%	5.6%	12/31/2024	$1.81	97	$176	1.00%	5.8%	12/31/2024	$1.87	0	$0	0.75%	6.1%
12/31/2023	1.67	146	244	1.25%	6.6%	12/31/2023	1.71	133	228	1.00%	6.9%	12/31/2023	1.76	0	0	0.75%	7.1%
12/31/2022	1.56	106	165	1.25%	-6.7%	12/31/2022	1.60	110	176	1.00%	-6.5%	12/31/2022	1.64	0	0	0.75%	-6.2%
12/31/2021	1.68	163	273	1.25%	15.7%	12/31/2021	1.71	108	184	1.00%	16.0%	12/31/2021	1.75	0	0	0.75%	16.3%
12/31/2020	1.45	192	278	1.25%	2.0%	12/31/2020	1.48	181	268	1.00%	2.2%	12/31/2020	1.51	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	0	$0	0.50%	6.4%	12/31/2024	$1.99	0	$0	0.25%	6.6%	12/31/2024	$2.05	0	$0	0.00%	6.9%
12/31/2023	1.81	0	0	0.50%	7.4%	12/31/2023	1.86	0	0	0.25%	7.7%	12/31/2023	1.92	0	0	0.00%	7.9%
12/31/2022	1.69	0	0	0.50%	-6.0%	12/31/2022	1.73	0	0	0.25%	-5.8%	12/31/2022	1.77	0	0	0.00%	-5.5%
12/31/2021	1.79	0	0	0.50%	16.6%	12/31/2021	1.84	0	0	0.25%	16.9%	12/31/2021	1.88	0	0	0.00%	17.2%
12/31/2020	1.54	8	12	0.50%	2.7%	12/31/2020	1.57	0	0	0.25%	3.0%	12/31/2020	1.60	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%
2023	4.8%
2022	4.9%
2021	4.2%
2020	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund Advisor Class - 06-719

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$245	$231	104
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$244

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244	131	$1.87
Band 100	-	-	1.93
Band 75	-	-	1.99
Band 50	-	-	2.05
Band 25	-	-	2.11
Band 0	-	-	2.18
Total	$244	131

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17
Mortality & expense charges			(4)
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			53
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(63)
Net gain (loss)			(10)

Increase (decrease) in net assets from operations			$3

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$23,589
Net realized gain (loss)		53	(46,091)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(63)	2,772

Increase (decrease) in net assets from operations		3	(19,730)

Contract owner transactions:
Proceeds from units sold		33	1,212,510
Cost of units redeemed		(766)	(1,227,687)
Account charges		(1)	(5)
Increase (decrease)		(734)	(15,182)
Net increase (decrease)		(731)	(34,912)
Net assets, beginning		975	35,887
Net assets, ending		$244	$975

Units sold		18	717,674
Units redeemed		(440)	(738,981)
Net increase (decrease)		(422)	(21,307)
Units outstanding, beginning		553	21,860
Units outstanding, ending		131	553

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,280,871
Cost of units redeemed/account charges			(5,650,753)
Net investment income (loss)			328,233
Net realized gain (loss)			25,430
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			14
Net assets			$244

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	1.25%	6.0%	12/31/2024	$1.93	0	$0	1.00%	6.2%	12/31/2024	$1.99	0	$0	0.75%	6.5%
12/31/2023	1.76	1	1	1.25%	7.5%	12/31/2023	1.81	0	0	1.00%	7.7%	12/31/2023	1.87	0	0	0.75%	8.0%
12/31/2022	1.64	22	36	1.25%	-6.1%	12/31/2022	1.68	0	0	1.00%	-5.9%	12/31/2022	1.73	0	0	0.75%	-5.7%
12/31/2021	1.75	463	810	1.25%	16.0%	12/31/2021	1.79	0	0	1.00%	16.3%	12/31/2021	1.83	0	0	0.75%	16.6%
12/31/2020	1.51	439	662	1.25%	2.4%	12/31/2020	1.54	0	0	1.00%	2.7%	12/31/2020	1.57	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	6.8%	12/31/2024	$2.11	0	$0	0.25%	7.0%	12/31/2024	$2.18	0	$0	0.00%	7.3%
12/31/2023	1.92	0	0	0.50%	8.3%	12/31/2023	1.97	0	0	0.25%	8.6%	12/31/2023	2.03	0	0	0.00%	8.8%
12/31/2022	1.77	0	0	0.50%	-5.4%	12/31/2022	1.82	0	0	0.25%	-5.2%	12/31/2022	1.86	0	0	0.00%	-4.9%
12/31/2021	1.87	0	0	0.50%	16.9%	12/31/2021	1.92	0	0	0.25%	17.2%	12/31/2021	1.96	0	0	0.00%	17.5%
12/31/2020	1.60	0	0	0.50%	3.2%	12/31/2020	1.63	0	0	0.25%	3.5%	12/31/2020	1.67	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	166.7%
2022	2.6%
2021	4.7%
2020	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R Class - 06-726 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.07
Band 100	-	-	2.14
Band 75	-	-	2.20
Band 50	-	-	2.27
Band 25	-	-	2.34
Band 0	-	-	2.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			1

Increase (decrease) in net assets from operations			$1

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		1	-

Contract owner transactions:
Proceeds from units sold		615	-
Cost of units redeemed		(616)	-
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		306	-
Units redeemed		(306)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$808,069
Cost of units redeemed/account charges			(858,359)
Net investment income (loss)			10,911
Net realized gain (loss)			(47,668)
Realized gain distributions			87,047
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	1.25%	3.0%	12/31/2024	$2.14	0	$0	1.00%	3.3%	12/31/2024	$2.20	0	$0	0.75%	3.5%
12/31/2023	2.01	0	0	1.25%	18.5%	12/31/2023	2.07	0	0	1.00%	18.8%	12/31/2023	2.13	0	0	0.75%	19.1%
12/31/2022	1.70	0	0	1.25%	-6.4%	12/31/2022	1.74	0	0	1.00%	-6.2%	12/31/2022	1.79	0	0	0.75%	-5.9%
12/31/2021	1.82	0	0	1.25%	17.6%	12/31/2021	1.86	0	0	1.00%	17.9%	12/31/2021	1.90	0	0	0.75%	18.2%
12/31/2020	1.54	0	0	1.25%	-6.1%	12/31/2020	1.58	0	0	1.00%	-5.8%	12/31/2020	1.61	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	0	$0	0.50%	3.8%	12/31/2024	$2.34	0	$0	0.25%	4.1%	12/31/2024	$2.41	0	$0	0.00%	4.3%
12/31/2023	2.19	0	0	0.50%	19.4%	12/31/2023	2.25	0	0	0.25%	19.7%	12/31/2023	2.31	0	0	0.00%	20.0%
12/31/2022	1.83	0	0	0.50%	-5.7%	12/31/2022	1.88	0	0	0.25%	-5.5%	12/31/2022	1.93	0	0	0.00%	-5.2%
12/31/2021	1.94	0	0	0.50%	18.5%	12/31/2021	1.99	0	0	0.25%	18.8%	12/31/2021	2.03	0	0	0.00%	19.1%
12/31/2020	1.64	0	0	0.50%	-5.3%	12/31/2020	1.67	0	0	0.25%	-5.1%	12/31/2020	1.71	0	0	0.00%	-4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund Z Class - 06-723

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,647	$149,347	4,792
Receivables: investments sold	-
Payables: investments purchased	(60)
Net assets	$137,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,587	62,418	$2.20
Band 100	-	-	2.27
Band 75	-	-	2.34
Band 50	-	-	2.41
Band 25	-	-	2.49
Band 0	-	-	2.57
Total	$137,587	62,418

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,844
Mortality & expense charges			(1,928)
Net investment income (loss)			916

Gain (loss) on investments:
Net realized gain (loss)			(451)
Realized gain distributions			11,314
Net change in unrealized appreciation (depreciation)			(6,468)
Net gain (loss)			4,395

Increase (decrease) in net assets from operations			$5,311

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$916	$647
Net realized gain (loss)		(451)	(3,224)
Realized gain distributions		11,314	9,397
Net change in unrealized appreciation (depreciation)		(6,468)	23,137

Increase (decrease) in net assets from operations		5,311	29,957

Contract owner transactions:
Proceeds from units sold		23,470	22,295
Cost of units redeemed		(73,394)	(29,449)
Account charges		(1,270)	(1,298)
Increase (decrease)		(51,194)	(8,452)
Net increase (decrease)		(45,883)	21,505
Net assets, beginning		183,470	161,965
Net assets, ending		$137,587	$183,470

Units sold		10,554	11,842
Units redeemed		(34,305)	(16,264)
Net increase (decrease)		(23,751)	(4,422)
Units outstanding, beginning		86,169	90,591
Units outstanding, ending		62,418	86,169

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,696,227
Cost of units redeemed/account charges			(24,198,048)
Net investment income (loss)			204,329
Net realized gain (loss)			(873,060)
Realized gain distributions			1,319,839
Net change in unrealized appreciation (depreciation)			(11,700)
Net assets			$137,587

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	62	$138	1.25%	3.5%	12/31/2024	$2.27	0	$0	1.00%	3.8%	12/31/2024	$2.34	0	$0	0.75%	4.1%
12/31/2023	2.13	86	183	1.25%	19.1%	12/31/2023	2.19	0	0	1.00%	19.4%	12/31/2023	2.25	0	0	0.75%	19.7%
12/31/2022	1.79	91	162	1.25%	-5.9%	12/31/2022	1.83	0	0	1.00%	-5.7%	12/31/2022	1.88	0	0	0.75%	-5.4%
12/31/2021	1.90	91	174	1.25%	18.2%	12/31/2021	1.94	0	0	1.00%	18.5%	12/31/2021	1.99	0	0	0.75%	18.8%
12/31/2020	1.61	1,376	2,212	1.25%	-5.6%	12/31/2020	1.64	0	0	1.00%	-5.3%	12/31/2020	1.67	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	0	$0	0.50%	4.3%	12/31/2024	$2.49	0	$0	0.25%	4.6%	12/31/2024	$2.57	0	$0	0.00%	4.8%
12/31/2023	2.31	0	0	0.50%	20.0%	12/31/2023	2.38	0	0	0.25%	20.3%	12/31/2023	2.45	0	0	0.00%	20.6%
12/31/2022	1.93	0	0	0.50%	-5.2%	12/31/2022	1.98	0	0	0.25%	-5.0%	12/31/2022	2.03	0	0	0.00%	-4.7%
12/31/2021	2.03	0	0	0.50%	19.1%	12/31/2021	2.08	0	0	0.25%	19.4%	12/31/2021	2.13	0	0	0.00%	19.7%
12/31/2020	1.71	0	0	0.50%	-4.9%	12/31/2020	1.74	0	0	0.25%	-4.6%	12/31/2020	1.78	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.6%
2022	2.0%
2021	0.3%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund A Class - 06-886

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$341,828	$447,246	53,195
Receivables: investments sold	3,412
Payables: investments purchased	-
Net assets	$345,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,240	424,835	$0.81
Band 100	-	-	0.84
Band 75	-	-	0.87
Band 50	-	-	0.90
Band 25	-	-	0.94
Band 0	-	-	0.97
Total	$345,240	424,835

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,784
Mortality & expense charges			(3,995)
Net investment income (loss)			12,789

Gain (loss) on investments:
Net realized gain (loss)			(16,267)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(43,217)
Net gain (loss)			(59,484)

Increase (decrease) in net assets from operations			$(46,695)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,789	$8,215
Net realized gain (loss)		(16,267)	(16,103)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(43,217)	10,457

Increase (decrease) in net assets from operations		(46,695)	2,569

Contract owner transactions:
Proceeds from units sold		153,693	55,777
Cost of units redeemed		(64,741)	(47,165)
Account charges		(601)	(514)
Increase (decrease)		88,351	8,098
Net increase (decrease)		41,656	10,667
Net assets, beginning		303,584	292,917
Net assets, ending		$345,240	$303,584

Units sold		174,590	61,507
Units redeemed		(74,581)	(53,747)
Net increase (decrease)		100,009	7,760
Units outstanding, beginning		324,826	317,066
Units outstanding, ending		424,835	324,826

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$49,942,327
Cost of units redeemed/account charges			(49,456,655)
Net investment income (loss)			2,538,749
Net realized gain (loss)			(2,648,788)
Realized gain distributions			75,025
Net change in unrealized appreciation (depreciation)			(105,418)
Net assets			$345,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.81	425	$345	1.25%	-13.0%	12/31/2024	$0.84	0	$0	1.00%	-12.8%	12/31/2024	$0.87	0	$0	0.75%	-12.6%
12/31/2023	0.93	325	304	1.25%	1.2%	12/31/2023	0.97	0	0	1.00%	1.4%	12/31/2023	1.00	0	0	0.75%	1.7%
12/31/2022	0.92	317	293	1.25%	-7.3%	12/31/2022	0.95	0	0	1.00%	-7.1%	12/31/2022	0.98	0	0	0.75%	-6.9%
12/31/2021	1.00	828	826	1.25%	-6.2%	12/31/2021	1.03	0	0	1.00%	-6.0%	12/31/2021	1.05	0	0	0.75%	-5.8%
12/31/2020	1.06	1,138	1,210	1.25%	-5.6%	12/31/2020	1.09	0	0	1.00%	-5.4%	12/31/2020	1.12	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	-12.4%	12/31/2024	$0.94	0	$0	0.25%	-12.2%	12/31/2024	$0.97	0	$0	0.00%	-11.9%
12/31/2023	1.03	0	0	0.50%	1.9%	12/31/2023	1.07	0	0	0.25%	2.2%	12/31/2023	1.10	0	0	0.00%	2.4%
12/31/2022	1.01	0	0	0.50%	-6.6%	12/31/2022	1.04	0	0	0.25%	-6.4%	12/31/2022	1.08	0	0	0.00%	-6.2%
12/31/2021	1.08	0	0	0.50%	-5.5%	12/31/2021	1.11	0	0	0.25%	-5.3%	12/31/2021	1.15	0	0	0.00%	-5.1%
12/31/2020	1.15	0	0	0.50%	-4.9%	12/31/2020	1.18	0	0	0.25%	-4.6%	12/31/2020	1.21	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	4.0%
2022	3.3%
2021	5.3%
2020	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R Class - 06-887

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,709	$22,570	2,923
Receivables: investments sold	264
Payables: investments purchased	-
Net assets	$18,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,973	24,187	$0.78
Band 100	-	-	0.81
Band 75	-	-	0.84
Band 50	-	-	0.87
Band 25	-	-	0.90
Band 0	-	-	0.94
Total	$18,973	24,187

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,816
Mortality & expense charges			(488)
Net investment income (loss)			1,328

Gain (loss) on investments:
Net realized gain (loss)			(6,201)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,028
Net gain (loss)			(5,173)

Increase (decrease) in net assets from operations			$(3,845)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,328	$1,351
Net realized gain (loss)		(6,201)	(5,214)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,028	3,376

Increase (decrease) in net assets from operations		(3,845)	(487)

Contract owner transactions:
Proceeds from units sold		7,536	8,044
Cost of units redeemed		(37,300)	(34,181)
Account charges		(4)	(21)
Increase (decrease)		(29,768)	(26,158)
Net increase (decrease)		(33,613)	(26,645)
Net assets, beginning		52,586	79,231
Net assets, ending		$18,973	$52,586

Units sold		9,195	9,161
Units redeemed		(43,151)	(39,421)
Net increase (decrease)		(33,956)	(30,260)
Units outstanding, beginning		58,143	88,403
Units outstanding, ending		24,187	58,143

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,842,157
Cost of units redeemed/account charges			(5,852,305)
Net investment income (loss)			177,095
Net realized gain (loss)			(152,847)
Realized gain distributions			8,734
Net change in unrealized appreciation (depreciation)			(3,861)
Net assets			$18,973

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.78	24	$19	1.25%	-13.3%	12/31/2024	$0.81	0	$0	1.00%	-13.0%	12/31/2024	$0.84	0	$0	0.75%	-12.8%
12/31/2023	0.90	58	53	1.25%	0.9%	12/31/2023	0.93	0	0	1.00%	1.2%	12/31/2023	0.97	0	0	0.75%	1.4%
12/31/2022	0.90	88	79	1.25%	-7.6%	12/31/2022	0.92	0	0	1.00%	-7.3%	12/31/2022	0.95	0	0	0.75%	-7.1%
12/31/2021	0.97	139	135	1.25%	-6.5%	12/31/2021	1.00	0	0	1.00%	-6.2%	12/31/2021	1.03	0	0	0.75%	-6.0%
12/31/2020	1.04	143	148	1.25%	-5.8%	12/31/2020	1.06	0	0	1.00%	-5.6%	12/31/2020	1.09	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	0	$0	0.50%	-12.6%	12/31/2024	$0.90	0	$0	0.25%	-12.4%	12/31/2024	$0.94	0	$0	0.00%	-12.2%
12/31/2023	1.00	0	0	0.50%	1.7%	12/31/2023	1.03	0	0	0.25%	1.9%	12/31/2023	1.07	0	0	0.00%	2.2%
12/31/2022	0.98	0	0	0.50%	-6.9%	12/31/2022	1.01	0	0	0.25%	-6.6%	12/31/2022	1.04	0	0	0.00%	-6.4%
12/31/2021	1.05	0	0	0.50%	-5.8%	12/31/2021	1.08	0	0	0.25%	-5.5%	12/31/2021	1.11	0	0	0.00%	-5.3%
12/31/2020	1.12	0	0	0.50%	-5.1%	12/31/2020	1.15	0	0	0.25%	-4.9%	12/31/2020	1.18	0	0	0.00%	-4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.1%
2023	3.1%
2022	7.1%
2021	4.9%
2020	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund A Class - 06-247

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,924	$34,195	606
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$33,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,934	11,251	$3.02
Band 100	-	-	3.16
Band 75	-	-	3.30
Band 50	-	-	3.46
Band 25	-	-	3.62
Band 0	-	-	3.79
Total	$33,934	11,251

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$284
Mortality & expense charges			(823)
Net investment income (loss)			(539)

Gain (loss) on investments:
Net realized gain (loss)			4,025
Realized gain distributions			1,894
Net change in unrealized appreciation (depreciation)			3,349
Net gain (loss)			9,268

Increase (decrease) in net assets from operations			$8,729

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(539)	$(90)
Net realized gain (loss)		4,025	(8,044)
Realized gain distributions		1,894	2,323
Net change in unrealized appreciation (depreciation)		3,349	11,939

Increase (decrease) in net assets from operations		8,729	6,128

Contract owner transactions:
Proceeds from units sold		3,587	19,060
Cost of units redeemed		(44,305)	(37,849)
Account charges		(150)	(224)
Increase (decrease)		(40,868)	(19,013)
Net increase (decrease)		(32,139)	(12,885)
Net assets, beginning		66,073	78,958
Net assets, ending		$33,934	$66,073

Units sold		1,254	7,388
Units redeemed		(14,083)	(13,489)
Net increase (decrease)		(12,829)	(6,101)
Units outstanding, beginning		24,080	30,181
Units outstanding, ending		11,251	24,080

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,722,746
Cost of units redeemed/account charges			(3,158,370)
Net investment income (loss)			(50,935)
Net realized gain (loss)			64,738
Realized gain distributions			456,026
Net change in unrealized appreciation (depreciation)			(271)
Net assets			$33,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	11	$34	1.25%	9.9%	12/31/2024	$3.16	0	$0	1.00%	10.2%	12/31/2024	$3.30	0	$0	0.75%	10.5%
12/31/2023	2.74	24	66	1.25%	11.5%	12/31/2023	2.86	0	0	1.00%	11.8%	12/31/2023	2.99	0	0	0.75%	12.1%
12/31/2022	2.46	22	53	1.25%	-11.3%	12/31/2022	2.56	0	0	1.00%	-11.1%	12/31/2022	2.67	0	0	0.75%	-10.9%
12/31/2021	2.78	22	61	1.25%	23.9%	12/31/2021	2.88	0	0	1.00%	24.2%	12/31/2021	2.99	0	0	0.75%	24.5%
12/31/2020	2.24	60	134	1.25%	4.1%	12/31/2020	2.32	0	0	1.00%	4.3%	12/31/2020	2.40	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	0	$0	0.50%	10.8%	12/31/2024	$3.62	0	$0	0.25%	11.0%	12/31/2024	$3.79	0	$0	0.00%	11.3%
12/31/2023	3.12	0	0	0.50%	12.3%	12/31/2023	3.26	0	0	0.25%	12.6%	12/31/2023	3.40	0	0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-10.6%	12/31/2022	2.89	0	0	0.25%	-10.4%	12/31/2022	3.01	8	26	0.00%	-10.2%
12/31/2021	3.11	0	0	0.50%	24.8%	12/31/2021	3.23	0	0	0.25%	25.2%	12/31/2021	3.36	6	20	0.00%	25.5%
12/31/2020	2.49	0	0	0.50%	4.9%	12/31/2020	2.58	0	0	0.25%	5.1%	12/31/2020	2.67	5	14	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.7%
2022	0.4%
2021	0.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R Class - 06-248

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,128	$100,131	1,701
Receivables: investments sold	-
Payables: investments purchased	(186)
Net assets	$93,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$93,942	32,484	$2.89
Band 100	-	-	3.03
Band 75	-	-	3.17
Band 50	-	-	3.31
Band 25	-	-	3.47
Band 0	-	-	3.63
Total	$93,942	32,484

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$564
Mortality & expense charges			(1,278)
Net investment income (loss)			(714)

Gain (loss) on investments:
Net realized gain (loss)			14,931
Realized gain distributions			5,369
Net change in unrealized appreciation (depreciation)			(13,028)
Net gain (loss)			7,272

Increase (decrease) in net assets from operations			$6,558

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(714)	$(905)
Net realized gain (loss)		14,931	1,247
Realized gain distributions		5,369	4,189
Net change in unrealized appreciation (depreciation)		(13,028)	8,647

Increase (decrease) in net assets from operations		6,558	13,178

Contract owner transactions:
Proceeds from units sold		448,300	17,495
Cost of units redeemed		(481,973)	(58,570)
Account charges		(116)	(108)
Increase (decrease)		(33,789)	(41,183)
Net increase (decrease)		(27,231)	(28,005)
Net assets, beginning		121,173	149,178
Net assets, ending		$93,942	$121,173

Units sold		161,587	7,262
Units redeemed		(175,049)	(24,221)
Net increase (decrease)		(13,462)	(16,959)
Units outstanding, beginning		45,946	62,905
Units outstanding, ending		32,484	45,946

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,431,921
Cost of units redeemed/account charges			(7,525,726)
Net investment income (loss)			(106,170)
Net realized gain (loss)			640,029
Realized gain distributions			659,891
Net change in unrealized appreciation (depreciation)			(6,003)
Net assets			$93,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	32	$94	1.25%	9.7%	12/31/2024	$3.03	0	$0	1.00%	9.9%	12/31/2024	$3.17	0	$0	0.75%	10.2%
12/31/2023	2.64	46	121	1.25%	11.2%	12/31/2023	2.75	0	0	1.00%	11.5%	12/31/2023	2.87	0	0	0.75%	11.8%
12/31/2022	2.37	63	149	1.25%	-11.5%	12/31/2022	2.47	0	0	1.00%	-11.3%	12/31/2022	2.57	0	0	0.75%	-11.1%
12/31/2021	2.68	68	182	1.25%	23.6%	12/31/2021	2.78	0	0	1.00%	23.9%	12/31/2021	2.89	0	0	0.75%	24.2%
12/31/2020	2.17	53	115	1.25%	3.8%	12/31/2020	2.25	0	0	1.00%	4.1%	12/31/2020	2.33	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.31	0	$0	0.50%	10.5%	12/31/2024	$3.47	0	$0	0.25%	10.8%	12/31/2024	$3.63	0	$0	0.00%	11.0%
12/31/2023	3.00	0	0	0.50%	12.0%	12/31/2023	3.13	0	0	0.25%	12.3%	12/31/2023	3.27	0	0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-10.9%	12/31/2022	2.79	0	0	0.25%	-10.6%	12/31/2022	2.90	0	0	0.00%	-10.4%
12/31/2021	3.00	0	0	0.50%	24.5%	12/31/2021	3.12	0	0	0.25%	24.9%	12/31/2021	3.24	0	0	0.00%	25.2%
12/31/2020	2.41	0	0	0.50%	4.6%	12/31/2020	2.50	0	0	0.25%	4.9%	12/31/2020	2.59	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.5%
2022	0.1%
2021	0.4%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R Class - 06-890

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$481,315	$513,332	14,749
Receivables: investments sold	119
Payables: investments purchased	-
Net assets	$481,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$422,872	87,329	$4.84
Band 100	58,562	11,486	5.10
Band 75	-	-	5.37
Band 50	-	-	5.65
Band 25	-	-	5.95
Band 0	-	-	6.27
Total	$481,434	98,815

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,813)
Net investment income (loss)			(5,813)

Gain (loss) on investments:
Net realized gain (loss)			(5,760)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56,920
Net gain (loss)			51,160

Increase (decrease) in net assets from operations			$45,347

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,813)	$(4,688)
Net realized gain (loss)		(5,760)	(34,805)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		56,920	128,962

Increase (decrease) in net assets from operations		45,347	89,469

Contract owner transactions:
Proceeds from units sold		53,161	12,172
Cost of units redeemed		(33,700)	(68,276)
Account charges		(70)	(68)
Increase (decrease)		19,391	(56,172)
Net increase (decrease)		64,738	33,297
Net assets, beginning		416,696	383,399
Net assets, ending		$481,434	$416,696

Units sold		12,225	4,917
Units redeemed		(7,123)	(19,066)
Net increase (decrease)		5,102	(14,149)
Units outstanding, beginning		93,713	107,862
Units outstanding, ending		98,815	93,713

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,736,144
Cost of units redeemed/account charges			(1,627,426)
Net investment income (loss)			(67,121)
Net realized gain (loss)			(56,169)
Realized gain distributions			528,023
Net change in unrealized appreciation (depreciation)			(32,017)
Net assets			$481,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.84	87	$423	1.25%	9.7%	12/31/2024	$5.10	11	$59	1.00%	10.0%	12/31/2024	$5.37	0	$0	0.75%	10.3%
12/31/2023	4.41	80	353	1.25%	25.3%	12/31/2023	4.64	14	64	1.00%	25.6%	12/31/2023	4.87	0	0	0.75%	25.9%
12/31/2022	3.52	88	308	1.25%	-34.7%	12/31/2022	3.69	20	75	1.00%	-34.5%	12/31/2022	3.87	0	0	0.75%	-34.3%
12/31/2021	5.39	92	497	1.25%	8.3%	12/31/2021	5.64	22	123	1.00%	8.5%	12/31/2021	5.89	0	0	0.75%	8.8%
12/31/2020	4.98	100	500	1.25%	53.7%	12/31/2020	5.19	22	116	1.00%	54.0%	12/31/2020	5.41	0	0	0.75%	54.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.65	0	$0	0.50%	10.5%	12/31/2024	$5.95	0	$0	0.25%	10.8%	12/31/2024	$6.27	0	$0	0.00%	11.1%
12/31/2023	5.11	0	0	0.50%	26.2%	12/31/2023	5.37	0	0	0.25%	26.5%	12/31/2023	5.64	0	0	0.00%	26.9%
12/31/2022	4.05	0	0	0.50%	-34.2%	12/31/2022	4.24	0	0	0.25%	-34.0%	12/31/2022	4.45	0	0	0.00%	-33.8%
12/31/2021	6.15	0	0	0.50%	9.1%	12/31/2021	6.43	0	0	0.25%	9.4%	12/31/2021	6.72	0	0	0.00%	9.6%
12/31/2020	5.64	0	0	0.50%	54.8%	12/31/2020	5.88	0	0	0.25%	55.2%	12/31/2020	6.13	0	0	0.00%	55.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund A Class - 06-821 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.24
Band 75	-	-	1.28
Band 50	-	-	1.32
Band 25	-	-	1.37
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$328,361
Cost of units redeemed/account charges			(340,130)
Net investment income (loss)			29,707
Net realized gain (loss)			(23,070)
Realized gain distributions			5,132
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	1.25%	2.0%	12/31/2024	$1.24	0	$0	1.00%	2.2%	12/31/2024	$1.28	0	$0	0.75%	2.5%
12/31/2023	1.17	0	0	1.25%	7.1%	12/31/2023	1.21	0	0	1.00%	7.3%	12/31/2023	1.25	0	0	0.75%	7.6%
12/31/2022	1.09	0	0	1.25%	-11.8%	12/31/2022	1.13	0	0	1.00%	-11.6%	12/31/2022	1.16	0	0	0.75%	-11.4%
12/31/2021	1.24	0	0	1.25%	0.9%	12/31/2021	1.27	0	0	1.00%	1.1%	12/31/2021	1.31	0	0	0.75%	1.4%
12/31/2020	1.23	0	0	1.25%	2.2%	12/31/2020	1.26	0	0	1.00%	2.5%	12/31/2020	1.29	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	2.8%	12/31/2024	$1.37	0	$0	0.25%	3.0%	12/31/2024	$1.41	0	$0	0.00%	3.3%
12/31/2023	1.29	0	0	0.50%	7.9%	12/31/2023	1.33	0	0	0.25%	8.1%	12/31/2023	1.37	0	0	0.00%	8.4%
12/31/2022	1.19	0	0	0.50%	-11.2%	12/31/2022	1.23	0	0	0.25%	-10.9%	12/31/2022	1.26	0	0	0.00%	-10.7%
12/31/2021	1.34	0	0	0.50%	1.6%	12/31/2021	1.38	0	0	0.25%	1.9%	12/31/2021	1.41	0	0	0.00%	2.1%
12/31/2020	1.32	0	0	0.50%	3.0%	12/31/2020	1.35	0	0	0.25%	3.2%	12/31/2020	1.39	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton International Bond Fund A Class - 06-CHN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$658,509	$935,664	110,037
Receivables: investments sold	2,815
Payables: investments purchased	-
Net assets	$661,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,324	890,607	$0.74
Band 100	-	-	0.76
Band 75	-	-	0.78
Band 50	-	-	0.80
Band 25	-	-	0.81
Band 0	-	-	0.83
Total	$661,324	890,607

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,726
Mortality & expense charges			(9,010)
Net investment income (loss)			33,716

Gain (loss) on investments:
Net realized gain (loss)			(32,705)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(96,634)
Net gain (loss)			(129,339)

Increase (decrease) in net assets from operations			$(95,623)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,716	$21,721
Net realized gain (loss)		(32,705)	(28,164)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(96,634)	16,710

Increase (decrease) in net assets from operations		(95,623)	10,267

Contract owner transactions:
Proceeds from units sold		88,255	98,690
Cost of units redeemed		(105,274)	(82,797)
Account charges		-	-
Increase (decrease)		(17,019)	15,893
Net increase (decrease)		(112,642)	26,160
Net assets, beginning		773,966	747,806
Net assets, ending		$661,324	$773,966

Units sold		110,424	119,385
Units redeemed		(128,704)	(102,086)
Net increase (decrease)		(18,280)	17,299
Units outstanding, beginning		908,887	891,588
Units outstanding, ending		890,607	908,887

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,543,935
Cost of units redeemed/account charges			(612,713)
Net investment income (loss)			125,043
Net realized gain (loss)			(117,786)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(277,155)
Net assets			$661,324

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.74	891	$661	1.25%	-12.8%	12/31/2024	$0.76	0	$0	1.00%	-12.6%	12/31/2024	$0.78	0	$0	0.75%	-12.4%
12/31/2023	0.85	909	774	1.25%	1.5%	12/31/2023	0.87	0	0	1.00%	1.8%	12/31/2023	0.89	0	0	0.75%	2.0%
12/31/2022	0.84	892	748	1.25%	-7.1%	12/31/2022	0.85	0	0	1.00%	-6.8%	12/31/2022	0.87	0	0	0.75%	-6.6%
12/31/2021	0.90	831	750	1.25%	-7.8%	12/31/2021	0.92	0	0	1.00%	-7.6%	12/31/2021	0.93	0	0	0.75%	-7.3%
12/31/2020	0.98	865	847	1.25%	-7.1%	12/31/2020	0.99	0	0	1.00%	-6.9%	12/31/2020	1.00	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.80	0	$0	0.50%	-12.1%	12/31/2024	$0.81	0	$0	0.25%	-11.9%	12/31/2024	$0.83	0	$0	0.00%	-11.7%
12/31/2023	0.90	0	0	0.50%	2.3%	12/31/2023	0.92	0	0	0.25%	2.5%	12/31/2023	0.94	0	0	0.00%	2.8%
12/31/2022	0.88	0	0	0.50%	-6.4%	12/31/2022	0.90	0	0	0.25%	-6.1%	12/31/2022	0.92	0	0	0.00%	-5.9%
12/31/2021	0.94	0	0	0.50%	-7.1%	12/31/2021	0.96	0	0	0.25%	-6.9%	12/31/2021	0.97	0	0	0.00%	-6.7%
12/31/2020	1.02	0	0	0.50%	-6.4%	12/31/2020	1.03	0	0	0.25%	-6.2%	12/31/2020	1.04	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	4.1%
2022	4.6%
2021	2.8%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-CMW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,161	$98,648	2,500
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$109,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,227	4,517	$2.93
Band 100	95,928	32,057	2.99
Band 75	-	-	3.06
Band 50	-	-	3.12
Band 25	-	-	3.19
Band 0	-	-	3.26
Total	$109,155	36,574

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,056)
Net investment income (loss)			(1,056)

Gain (loss) on investments:
Net realized gain (loss)			156
Realized gain distributions			11,658
Net change in unrealized appreciation (depreciation)			10,300
Net gain (loss)			22,114

Increase (decrease) in net assets from operations			$21,058

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,056)	$(778)
Net realized gain (loss)		156	(519)
Realized gain distributions		11,658	11,175
Net change in unrealized appreciation (depreciation)		10,300	14,188

Increase (decrease) in net assets from operations		21,058	24,066

Contract owner transactions:
Proceeds from units sold		5,271	1
Cost of units redeemed		(3,972)	(3,082)
Account charges		(14)	(29)
Increase (decrease)		1,285	(3,110)
Net increase (decrease)		22,343	20,956
Net assets, beginning		86,812	65,856
Net assets, ending		$109,155	$86,812

Units sold		2,174	1
Units redeemed		(1,670)	(1,719)
Net increase (decrease)		504	(1,718)
Units outstanding, beginning		36,070	37,788
Units outstanding, ending		36,574	36,070

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$723,193
Cost of units redeemed/account charges			(764,804)
Net investment income (loss)			(13,414)
Net realized gain (loss)			64,715
Realized gain distributions			88,952
Net change in unrealized appreciation (depreciation)			10,513
Net assets			$109,155

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.93	5	$13	1.25%	23.6%	12/31/2024	$2.99	32	$96	1.00%	23.9%	12/31/2024	$3.06	0	$0	0.75%	24.2%
12/31/2023	2.37	6	15	1.25%	37.7%	12/31/2023	2.41	30	72	1.00%	38.1%	12/31/2023	2.46	0	0	0.75%	38.4%
12/31/2022	1.72	8	14	1.25%	-38.0%	12/31/2022	1.75	30	52	1.00%	-37.8%	12/31/2022	1.78	0	0	0.75%	-37.7%
12/31/2021	2.77	10	28	1.25%	15.8%	12/31/2021	2.81	30	84	1.00%	16.1%	12/31/2021	2.85	0	0	0.75%	16.4%
12/31/2020	2.40	25	60	1.25%	43.2%	12/31/2020	2.42	34	83	1.00%	43.6%	12/31/2020	2.45	0	0	0.75%	43.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.12	0	$0	0.50%	24.6%	12/31/2024	$3.19	0	$0	0.25%	24.9%	12/31/2024	$3.26	0	$0	0.00%	25.2%
12/31/2023	2.51	0	0	0.50%	38.8%	12/31/2023	2.56	0	0	0.25%	39.1%	12/31/2023	2.61	0	0	0.00%	39.5%
12/31/2022	1.81	0	0	0.50%	-37.5%	12/31/2022	1.84	0	0	0.25%	-37.4%	12/31/2022	1.87	0	0	0.00%	-37.2%
12/31/2021	2.89	0	0	0.50%	16.7%	12/31/2021	2.94	0	0	0.25%	17.0%	12/31/2021	2.98	0	0	0.00%	17.2%
12/31/2020	2.48	0	0	0.50%	44.3%	12/31/2020	2.51	0	0	0.25%	44.6%	12/31/2020	2.54	0	0	0.00%	45.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund Advisor Class - 06-CMX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$846,387	$836,200	6,284
Receivables: investments sold	985
Payables: investments purchased	-
Net assets	$847,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$847,372	292,007	$2.90
Band 100	-	-	2.97
Band 75	-	-	3.03
Band 50	-	-	3.10
Band 25	-	-	3.16
Band 0	-	-	3.23
Total	$847,372	292,007

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,170
Mortality & expense charges			(10,125)
Net investment income (loss)			(7,955)

Gain (loss) on investments:
Net realized gain (loss)			(5,304)
Realized gain distributions			64,190
Net change in unrealized appreciation (depreciation)			67,579
Net gain (loss)			126,465

Increase (decrease) in net assets from operations			$118,510

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,955)	$(5,261)
Net realized gain (loss)		(5,304)	(5,344)
Realized gain distributions		64,190	42,818
Net change in unrealized appreciation (depreciation)		67,579	122,922

Increase (decrease) in net assets from operations		118,510	155,135

Contract owner transactions:
Proceeds from units sold		49,948	47,678
Cost of units redeemed		(78,709)	(22,599)
Account charges		(503)	(392)
Increase (decrease)		(29,264)	24,687
Net increase (decrease)		89,246	179,822
Net assets, beginning		758,126	578,304
Net assets, ending		$847,372	$758,126

Units sold		18,150	21,314
Units redeemed		(30,926)	(10,410)
Net increase (decrease)		(12,776)	10,904
Units outstanding, beginning		304,783	293,879
Units outstanding, ending		292,007	304,783

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,579,334
Cost of units redeemed/account charges			(14,764,337)
Net investment income (loss)			(192,534)
Net realized gain (loss)			3,757,630
Realized gain distributions			1,457,092
Net change in unrealized appreciation (depreciation)			10,187
Net assets			$847,372

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.90	292	$847	1.25%	16.7%	12/31/2024	$2.97	0	$0	1.00%	17.0%	12/31/2024	$3.03	0	$0	0.75%	17.3%
12/31/2023	2.49	305	758	1.25%	26.4%	12/31/2023	2.54	0	0	1.00%	26.7%	12/31/2023	2.58	0	0	0.75%	27.0%
12/31/2022	1.97	294	578	1.25%	-25.8%	12/31/2022	2.00	0	0	1.00%	-25.6%	12/31/2022	2.03	0	0	0.75%	-25.5%
12/31/2021	2.65	328	870	1.25%	20.6%	12/31/2021	2.69	0	0	1.00%	20.9%	12/31/2021	2.73	0	0	0.75%	21.2%
12/31/2020	2.20	4,692	10,322	1.25%	29.3%	12/31/2020	2.23	0	0	1.00%	29.7%	12/31/2020	2.25	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.10	0	$0	0.50%	17.5%	12/31/2024	$3.16	0	$0	0.25%	17.8%	12/31/2024	$3.23	0	$0	0.00%	18.1%
12/31/2023	2.63	0	0	0.50%	27.4%	12/31/2023	2.68	0	0	0.25%	27.7%	12/31/2023	2.74	0	0	0.00%	28.0%
12/31/2022	2.07	0	0	0.50%	-25.3%	12/31/2022	2.10	0	0	0.25%	-25.1%	12/31/2022	2.14	0	0	0.00%	-24.9%
12/31/2021	2.77	0	0	0.50%	21.5%	12/31/2021	2.81	0	0	0.25%	21.8%	12/31/2021	2.85	0	0	0.00%	22.1%
12/31/2020	2.28	0	0	0.50%	30.3%	12/31/2020	2.30	0	0	0.25%	30.6%	12/31/2020	2.33	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.1%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund Advisor Class - 06-CMY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,447,538	$2,441,331	40,474
Receivables: investments sold	-
Payables: investments purchased	(3,261)
Net assets	$2,444,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,444,277	1,189,504	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$2,444,277	1,189,504

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,692
Mortality & expense charges			(31,539)
Net investment income (loss)			(6,847)

Gain (loss) on investments:
Net realized gain (loss)			18,283
Realized gain distributions			127,742
Net change in unrealized appreciation (depreciation)			111,047
Net gain (loss)			257,072

Increase (decrease) in net assets from operations			$250,225

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,847)	$(3,904)
Net realized gain (loss)		18,283	(17,903)
Realized gain distributions		127,742	81,051
Net change in unrealized appreciation (depreciation)		111,047	201,504

Increase (decrease) in net assets from operations		250,225	260,748

Contract owner transactions:
Proceeds from units sold		284,689	231,298
Cost of units redeemed		(536,844)	(190,782)
Account charges		(513)	(852)
Increase (decrease)		(252,668)	39,664
Net increase (decrease)		(2,443)	300,412
Net assets, beginning		2,446,720	2,146,308
Net assets, ending		$2,444,277	$2,446,720

Units sold		144,664	134,899
Units redeemed		(267,406)	(109,135)
Net increase (decrease)		(122,742)	25,764
Units outstanding, beginning		1,312,246	1,286,482
Units outstanding, ending		1,189,504	1,312,246

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,749,712
Cost of units redeemed/account charges			(9,732,827)
Net investment income (loss)			(76,784)
Net realized gain (loss)			969,763
Realized gain distributions			528,206
Net change in unrealized appreciation (depreciation)			6,207
Net assets			$2,444,277

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	1,190	$2,444	1.25%	10.2%	12/31/2024	$2.10	0	$0	1.00%	10.5%	12/31/2024	$2.15	0	$0	0.75%	10.8%
12/31/2023	1.86	1,312	2,447	1.25%	11.8%	12/31/2023	1.90	0	0	1.00%	12.0%	12/31/2023	1.94	0	0	0.75%	12.3%
12/31/2022	1.67	1,286	2,146	1.25%	-11.1%	12/31/2022	1.70	0	0	1.00%	-10.9%	12/31/2022	1.72	0	0	0.75%	-10.6%
12/31/2021	1.88	1,579	2,962	1.25%	24.2%	12/31/2021	1.90	0	0	1.00%	24.5%	12/31/2021	1.93	0	0	0.75%	24.9%
12/31/2020	1.51	176	266	1.25%	4.3%	12/31/2020	1.53	0	0	1.00%	4.6%	12/31/2020	1.55	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	11.0%	12/31/2024	$2.24	0	$0	0.25%	11.3%	12/31/2024	$2.29	0	$0	0.00%	11.6%
12/31/2023	1.97	0	0	0.50%	12.6%	12/31/2023	2.01	0	0	0.25%	12.9%	12/31/2023	2.05	0	0	0.00%	13.2%
12/31/2022	1.75	0	0	0.50%	-10.4%	12/31/2022	1.78	0	0	0.25%	-10.2%	12/31/2022	1.81	0	0	0.00%	-10.0%
12/31/2021	1.96	0	0	0.50%	25.2%	12/31/2021	1.99	0	0	0.25%	25.5%	12/31/2021	2.01	0	0	0.00%	25.8%
12/31/2020	1.56	0	0	0.50%	5.1%	12/31/2020	1.58	0	0	0.25%	5.4%	12/31/2020	1.60	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.0%
2022	0.5%
2021	1.4%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,486	$146,170	3,258
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$151,481

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,481	62,303	$2.43
Band 100	-	-	2.48
Band 75	-	-	2.54
Band 50	-	-	2.59
Band 25	-	-	2.65
Band 0	-	-	2.71
Total	$151,481	62,303

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11
Mortality & expense charges			(810)
Net investment income (loss)			(799)

Gain (loss) on investments:
Net realized gain (loss)			13,788
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,220)
Net gain (loss)			5,568

Increase (decrease) in net assets from operations			$4,769

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(799)	$(903)
Net realized gain (loss)		13,788	127
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,220)	17,839

Increase (decrease) in net assets from operations		4,769	17,063

Contract owner transactions:
Proceeds from units sold		152,931	6,188
Cost of units redeemed		(86,528)	(12,833)
Account charges		(47)	(168)
Increase (decrease)		66,356	(6,813)
Net increase (decrease)		71,125	10,250
Net assets, beginning		80,356	70,106
Net assets, ending		$151,481	$80,356

Units sold		65,012	3,202
Units redeemed		(39,150)	(6,794)
Net increase (decrease)		25,862	(3,592)
Units outstanding, beginning		36,441	40,033
Units outstanding, ending		62,303	36,441

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$359,484
Cost of units redeemed/account charges			(216,522)
Net investment income (loss)			(4,011)
Net realized gain (loss)			(13,148)
Realized gain distributions			20,362
Net change in unrealized appreciation (depreciation)			5,316
Net assets			$151,481

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	62	$151	1.25%	10.3%	12/31/2024	$2.48	0	$0	1.00%	10.5%	12/31/2024	$2.54	0	$0	0.75%	10.8%
12/31/2023	2.21	36	80	1.25%	25.9%	12/31/2023	2.25	0	0	1.00%	26.2%	12/31/2023	2.29	0	0	0.75%	26.5%
12/31/2022	1.75	40	70	1.25%	-34.4%	12/31/2022	1.78	0	0	1.00%	-34.2%	12/31/2022	1.81	0	0	0.75%	-34.0%
12/31/2021	2.67	32	86	1.25%	8.8%	12/31/2021	2.71	0	0	1.00%	9.1%	12/31/2021	2.74	0	0	0.75%	9.4%
12/31/2020	2.45	12	29	1.25%	54.4%	12/31/2020	2.48	0	0	1.00%	54.8%	12/31/2020	2.51	0	0	0.75%	55.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	0	$0	0.50%	11.1%	12/31/2024	$2.65	0	$0	0.25%	11.4%	12/31/2024	$2.71	0	$0	0.00%	11.7%
12/31/2023	2.33	0	0	0.50%	26.9%	12/31/2023	2.38	0	0	0.25%	27.2%	12/31/2023	2.43	0	0	0.00%	27.5%
12/31/2022	1.84	0	0	0.50%	-33.9%	12/31/2022	1.87	0	0	0.25%	-33.7%	12/31/2022	1.90	0	0	0.00%	-33.5%
12/31/2021	2.78	0	0	0.50%	9.6%	12/31/2021	2.82	0	0	0.25%	9.9%	12/31/2021	2.86	0	0	0.00%	10.2%
12/31/2020	2.54	0	0	0.50%	55.6%	12/31/2020	2.57	0	0	0.25%	56.0%	12/31/2020	2.60	0	0	0.00%	56.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund Adv Class - 06-CNF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$238
Cost of units redeemed/account charges			(242)
Net investment income (loss)			(1)
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	2.2%	12/31/2024	$1.15	0	$0	1.00%	2.5%	12/31/2024	$1.17	0	$0	0.75%	2.8%
12/31/2023	1.10	0	0	1.25%	7.2%	12/31/2023	1.12	0	0	1.00%	7.5%	12/31/2023	1.14	0	0	0.75%	7.7%
12/31/2022	1.03	0	0	1.25%	-11.5%	12/31/2022	1.04	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.0%
12/31/2021	1.16	0	0	1.25%	1.1%	12/31/2021	1.18	0	0	1.00%	1.4%	12/31/2021	1.19	0	0	0.75%	1.6%
12/31/2020	1.15	0	0	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	3.0%	12/31/2024	$1.23	0	$0	0.25%	3.3%	12/31/2024	$1.25	0	$0	0.00%	3.5%
12/31/2023	1.17	0	0	0.50%	8.0%	12/31/2023	1.19	0	0	0.25%	8.3%	12/31/2023	1.21	0	0	0.00%	8.5%
12/31/2022	1.08	0	0	0.50%	-10.8%	12/31/2022	1.10	0	0	0.25%	-10.6%	12/31/2022	1.12	0	0	0.00%	-10.4%
12/31/2021	1.21	0	0	0.50%	1.9%	12/31/2021	1.23	0	0	0.25%	2.1%	12/31/2021	1.24	0	0	0.00%	2.4%
12/31/2020	1.19	0	0	0.50%	3.1%	12/31/2020	1.20	0	0	0.25%	3.4%	12/31/2020	1.22	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund Advisor Class - 06-CNG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$652,377
Cost of units redeemed/account charges			(683,997)
Net investment income (loss)			3,391
Net realized gain (loss)			28,229
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	1.25%	-3.5%	12/31/2024	$1.39	0	$0	1.00%	-3.2%	12/31/2024	$1.42	0	$0	0.75%	-3.0%
12/31/2023	1.41	0	0	1.25%	18.7%	12/31/2023	1.44	0	0	1.00%	19.0%	12/31/2023	1.47	0	0	0.75%	19.3%
12/31/2022	1.19	0	0	1.25%	-4.5%	12/31/2022	1.21	0	0	1.00%	-4.2%	12/31/2022	1.23	0	0	0.75%	-4.0%
12/31/2021	1.25	0	0	1.25%	4.0%	12/31/2021	1.26	0	0	1.00%	4.3%	12/31/2021	1.28	0	0	0.75%	4.5%
12/31/2020	1.20	0	0	1.25%	-1.6%	12/31/2020	1.21	0	0	1.00%	-1.3%	12/31/2020	1.23	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	-2.8%	12/31/2024	$1.49	0	$0	0.25%	-2.5%	12/31/2024	$1.52	0	$0	0.00%	-2.3%
12/31/2023	1.50	0	0	0.50%	19.6%	12/31/2023	1.53	0	0	0.25%	19.9%	12/31/2023	1.56	0	0	0.00%	20.2%
12/31/2022	1.25	0	0	0.50%	-3.8%	12/31/2022	1.27	0	0	0.25%	-3.5%	12/31/2022	1.29	0	0	0.00%	-3.3%
12/31/2021	1.30	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.24	0	0	0.50%	-0.9%	12/31/2020	1.26	0	0	0.25%	-0.6%	12/31/2020	1.27	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund Advisor Class - 06-CNH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.79
Band 100	-	-	0.81
Band 75	-	-	0.82
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19
Mortality & expense charges			(5)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			(352)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			259
Net gain (loss)			(93)

Increase (decrease) in net assets from operations			$(79)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$56
Net realized gain (loss)		(352)	(440)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		259	348

Increase (decrease) in net assets from operations		(79)	(36)

Contract owner transactions:
Proceeds from units sold		-	7
Cost of units redeemed		(1,148)	(1,620)
Account charges		-	(1)
Increase (decrease)		(1,148)	(1,614)
Net increase (decrease)		(1,227)	(1,650)
Net assets, beginning		1,227	2,877
Net assets, ending		$-	$1,227

Units sold		1	7
Units redeemed		(1,356)	(1,874)
Net increase (decrease)		(1,355)	(1,867)
Units outstanding, beginning		1,355	3,222
Units outstanding, ending		-	1,355

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,874,636
Cost of units redeemed/account charges			(4,819,771)
Net investment income (loss)			245,898
Net realized gain (loss)			(300,763)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.79	0	$0	1.25%	-12.9%	12/31/2024	$0.81	0	$0	1.00%	-12.7%	12/31/2024	$0.82	0	$0	0.75%	-12.4%
12/31/2023	0.91	1	1	1.25%	1.4%	12/31/2023	0.92	0	0	1.00%	1.7%	12/31/2023	0.94	0	0	0.75%	1.9%
12/31/2022	0.89	3	3	1.25%	-7.1%	12/31/2022	0.91	0	0	1.00%	-6.9%	12/31/2022	0.92	0	0	0.75%	-6.7%
12/31/2021	0.96	3	3	1.25%	-5.9%	12/31/2021	0.98	0	0	1.00%	-5.7%	12/31/2021	0.99	0	0	0.75%	-5.5%
12/31/2020	1.02	2,584	2,641	1.25%	-5.4%	12/31/2020	1.03	0	0	1.00%	-5.1%	12/31/2020	1.05	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.84	0	$0	0.50%	-12.2%	12/31/2024	$0.86	0	$0	0.25%	-12.0%	12/31/2024	$0.88	0	$0	0.00%	-11.8%
12/31/2023	0.96	0	0	0.50%	2.2%	12/31/2023	0.98	0	0	0.25%	2.5%	12/31/2023	1.00	0	0	0.00%	2.7%
12/31/2022	0.94	0	0	0.50%	-6.4%	12/31/2022	0.95	0	0	0.25%	-6.2%	12/31/2022	0.97	0	0	0.00%	-6.0%
12/31/2021	1.00	0	0	0.50%	-5.2%	12/31/2021	1.02	0	0	0.25%	-5.0%	12/31/2021	1.03	0	0	0.00%	-4.7%
12/31/2020	1.06	0	0	0.50%	-4.7%	12/31/2020	1.07	0	0	0.25%	-4.4%	12/31/2020	1.08	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	4.0%
2022	5.2%
2021	0.2%
2020	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$228,146
Cost of units redeemed/account charges			(225,966)
Net investment income (loss)			102
Net realized gain (loss)			(3,233)
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	1.25%	4.4%	12/31/2024	$1.53	0	$0	1.00%	4.6%	12/31/2024	$1.57	0	$0	0.75%	4.9%
12/31/2023	1.44	0	0	1.25%	19.8%	12/31/2023	1.47	0	0	1.00%	20.1%	12/31/2023	1.49	0	0	0.75%	20.4%
12/31/2022	1.20	0	0	1.25%	-12.6%	12/31/2022	1.22	0	0	1.00%	-12.3%	12/31/2022	1.24	0	0	0.75%	-12.1%
12/31/2021	1.37	0	0	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.3%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.32	0	0	1.25%	4.7%	12/31/2020	1.33	0	0	1.00%	4.9%	12/31/2020	1.35	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	5.1%	12/31/2024	$1.64	0	$0	0.25%	5.4%	12/31/2024	$1.67	0	$0	0.00%	5.7%
12/31/2023	1.52	0	0	0.50%	20.7%	12/31/2023	1.55	0	0	0.25%	21.0%	12/31/2023	1.58	0	0	0.00%	21.3%
12/31/2022	1.26	0	0	0.50%	-11.9%	12/31/2022	1.28	0	0	0.25%	-11.7%	12/31/2022	1.30	0	0	0.00%	-11.5%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.45	0	0	0.25%	5.1%	12/31/2021	1.47	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	5.5%	12/31/2020	1.38	0	0	0.25%	5.7%	12/31/2020	1.40	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund Advisor Class - 06-CNW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,318	$94,925	1,709
Receivables: investments sold	-
Payables: investments purchased	(50)
Net assets	$96,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,268	31,496	$3.06
Band 100	-	-	3.12
Band 75	-	-	3.19
Band 50	-	-	3.26
Band 25	-	-	3.33
Band 0	-	-	3.40
Total	$96,268	31,496

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,248)
Net investment income (loss)			(1,248)

Gain (loss) on investments:
Net realized gain (loss)			(1,152)
Realized gain distributions			8,115
Net change in unrealized appreciation (depreciation)			15,844
Net gain (loss)			22,807

Increase (decrease) in net assets from operations			$21,559

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,248)	$(1,143)
Net realized gain (loss)		(1,152)	(9,352)
Realized gain distributions		8,115	10,744
Net change in unrealized appreciation (depreciation)		15,844	28,981

Increase (decrease) in net assets from operations		21,559	29,230

Contract owner transactions:
Proceeds from units sold		9,774	16,997
Cost of units redeemed		(36,657)	(28,730)
Account charges		(865)	(788)
Increase (decrease)		(27,748)	(12,521)
Net increase (decrease)		(6,189)	16,709
Net assets, beginning		102,457	85,748
Net assets, ending		$96,268	$102,457

Units sold		3,434	8,026
Units redeemed		(13,589)	(14,625)
Net increase (decrease)		(10,155)	(6,599)
Units outstanding, beginning		41,651	48,250
Units outstanding, ending		31,496	41,651

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$163,750
Cost of units redeemed/account charges			(90,258)
Net investment income (loss)			(4,012)
Net realized gain (loss)			(5,221)
Realized gain distributions			30,616
Net change in unrealized appreciation (depreciation)			1,393
Net assets			$96,268

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.06	31	$96	1.25%	24.3%	12/31/2024	$3.12	0	$0	1.00%	24.6%	12/31/2024	$3.19	0	$0	0.75%	24.9%
12/31/2023	2.46	42	102	1.25%	38.4%	12/31/2023	2.51	0	0	1.00%	38.8%	12/31/2023	2.56	0	0	0.75%	39.1%
12/31/2022	1.78	48	86	1.25%	-37.7%	12/31/2022	1.81	0	0	1.00%	-37.5%	12/31/2022	1.84	0	0	0.75%	-37.4%
12/31/2021	2.85	29	83	1.25%	16.4%	12/31/2021	2.89	0	0	1.00%	16.6%	12/31/2021	2.93	0	0	0.75%	16.9%
12/31/2020	2.45	7	16	1.25%	43.9%	12/31/2020	2.48	0	0	1.00%	44.3%	12/31/2020	2.51	0	0	0.75%	44.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	0	$0	0.50%	25.2%	12/31/2024	$3.33	0	$0	0.25%	25.5%	12/31/2024	$3.40	0	$0	0.00%	25.8%
12/31/2023	2.60	0	0	0.50%	39.5%	12/31/2023	2.65	0	0	0.25%	39.8%	12/31/2023	2.71	0	0	0.00%	40.2%
12/31/2022	1.87	0	0	0.50%	-37.2%	12/31/2022	1.90	0	0	0.25%	-37.1%	12/31/2022	1.93	0	0	0.00%	-36.9%
12/31/2021	2.97	0	0	0.50%	17.2%	12/31/2021	3.02	0	0	0.25%	17.5%	12/31/2021	3.06	0	0	0.00%	17.8%
12/31/2020	2.54	0	0	0.50%	45.0%	12/31/2020	2.57	0	0	0.25%	45.4%	12/31/2020	2.60	0	0	0.00%	45.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R6 Class - 06-CXH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,415	$688,319	74,658
Receivables: investments sold	784
Payables: investments purchased	-
Net assets	$612,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$612,199	557,090	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$612,199	557,090

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34,584
Mortality & expense charges			(8,758)
Net investment income (loss)			25,826

Gain (loss) on investments:
Net realized gain (loss)			(26,036)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,976
Net gain (loss)			(9,060)

Increase (decrease) in net assets from operations			$16,766

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,826	$27,701
Net realized gain (loss)		(26,036)	(9,744)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,976	34,375

Increase (decrease) in net assets from operations		16,766	52,332

Contract owner transactions:
Proceeds from units sold		45,883	31,496
Cost of units redeemed		(202,087)	(58,033)
Account charges		(107)	(176)
Increase (decrease)		(156,311)	(26,713)
Net increase (decrease)		(139,545)	25,619
Net assets, beginning		751,744	726,125
Net assets, ending		$612,199	$751,744

Units sold		42,154	30,676
Units redeemed		(185,245)	(56,312)
Net increase (decrease)		(143,091)	(25,636)
Units outstanding, beginning		700,181	725,817
Units outstanding, ending		557,090	700,181

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,407,182
Cost of units redeemed/account charges			(2,837,613)
Net investment income (loss)			236,905
Net realized gain (loss)			(117,371)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(76,904)
Net assets			$612,199

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	557	$612	1.25%	2.4%	12/31/2024	$1.12	0	$0	1.00%	2.6%	12/31/2024	$1.14	0	$0	0.75%	2.9%
12/31/2023	1.07	700	752	1.25%	7.3%	12/31/2023	1.09	0	0	1.00%	7.6%	12/31/2023	1.11	0	0	0.75%	7.9%
12/31/2022	1.00	726	726	1.25%	-11.4%	12/31/2022	1.02	0	0	1.00%	-11.2%	12/31/2022	1.03	0	0	0.75%	-10.9%
12/31/2021	1.13	1,080	1,219	1.25%	1.2%	12/31/2021	1.14	0	0	1.00%	1.5%	12/31/2021	1.16	0	0	0.75%	1.7%
12/31/2020	1.12	1,341	1,495	1.25%	2.5%	12/31/2020	1.13	0	0	1.00%	2.7%	12/31/2020	1.14	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	3.1%	12/31/2024	$1.19	0	$0	0.25%	3.4%	12/31/2024	$1.22	0	$0	0.00%	3.6%
12/31/2023	1.13	0	0	0.50%	8.1%	12/31/2023	1.15	0	0	0.25%	8.4%	12/31/2023	1.17	0	0	0.00%	8.7%
12/31/2022	1.05	0	0	0.50%	-10.7%	12/31/2022	1.06	0	0	0.25%	-10.5%	12/31/2022	1.08	0	0	0.00%	-10.3%
12/31/2021	1.17	0	0	0.50%	2.0%	12/31/2021	1.19	0	0	0.25%	2.2%	12/31/2021	1.20	0	0	0.00%	2.5%
12/31/2020	1.15	0	0	0.50%	3.2%	12/31/2020	1.16	0	0	0.25%	3.5%	12/31/2020	1.17	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.1%
2023	5.0%
2022	4.0%
2021	3.8%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R6 Class - 06-FGT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,969	$14,226	2,164
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$13,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,961	18,351	$0.76
Band 100	-	-	0.78
Band 75	-	-	0.79
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.84
Total	$13,961	18,351

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,370
Mortality & expense charges			(1,027)
Net investment income (loss)			3,343

Gain (loss) on investments:
Net realized gain (loss)			(19,871)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,961
Net gain (loss)			(6,910)

Increase (decrease) in net assets from operations			$(3,567)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,343	$3,870
Net realized gain (loss)		(19,871)	(25,588)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,961	23,574

Increase (decrease) in net assets from operations		(3,567)	1,856

Contract owner transactions:
Proceeds from units sold		44,981	30,566
Cost of units redeemed		(130,076)	(121,702)
Account charges		(36)	(146)
Increase (decrease)		(85,131)	(91,282)
Net increase (decrease)		(88,698)	(89,426)
Net assets, beginning		102,659	192,085
Net assets, ending		$13,961	$102,659

Units sold		57,142	36,021
Units redeemed		(156,671)	(141,903)
Net increase (decrease)		(99,529)	(105,882)
Units outstanding, beginning		117,880	223,762
Units outstanding, ending		18,351	117,880

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,384,448
Cost of units redeemed/account charges			(7,153,069)
Net investment income (loss)			435,329
Net realized gain (loss)			(652,490)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(257)
Net assets			$13,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.76	18	$14	1.25%	-12.6%	12/31/2024	$0.78	0	$0	1.00%	-12.4%	12/31/2024	$0.79	0	$0	0.75%	-12.2%
12/31/2023	0.87	118	103	1.25%	1.4%	12/31/2023	0.89	0	0	1.00%	1.7%	12/31/2023	0.90	0	0	0.75%	2.0%
12/31/2022	0.86	224	192	1.25%	-7.0%	12/31/2022	0.87	0	0	1.00%	-6.7%	12/31/2022	0.88	0	0	0.75%	-6.5%
12/31/2021	0.92	383	353	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.95	0	0	0.75%	-5.3%
12/31/2020	0.98	576	564	1.25%	-5.2%	12/31/2020	0.99	0	0	1.00%	-5.0%	12/31/2020	1.00	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.81	0	$0	0.50%	-12.0%	12/31/2024	$0.82	0	$0	0.25%	-11.8%	12/31/2024	$0.84	0	$0	0.00%	-11.5%
12/31/2023	0.92	0	0	0.50%	2.2%	12/31/2023	0.93	0	0	0.25%	2.5%	12/31/2023	0.95	0	0	0.00%	2.7%
12/31/2022	0.90	0	0	0.50%	-6.3%	12/31/2022	0.91	0	0	0.25%	-6.0%	12/31/2022	0.93	0	0	0.00%	-5.8%
12/31/2021	0.96	0	0	0.50%	-5.1%	12/31/2021	0.97	0	0	0.25%	-4.8%	12/31/2021	0.98	0	0	0.00%	-4.6%
12/31/2020	1.01	0	0	0.50%	-4.5%	12/31/2020	1.02	0	0	0.25%	-4.3%	12/31/2020	1.03	454	468	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.5%
2023	3.8%
2022	5.2%
2021	4.4%
2020	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R6 Class - 06-FNP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,497	$328,310	15,326
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$348,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$348,686	179,238	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$348,686	179,238

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,632
Mortality & expense charges			(4,418)
Net investment income (loss)			5,214

Gain (loss) on investments:
Net realized gain (loss)			(1,688)
Realized gain distributions			20,894
Net change in unrealized appreciation (depreciation)			56,040
Net gain (loss)			75,246

Increase (decrease) in net assets from operations			$80,460

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,214	$5,196
Net realized gain (loss)		(1,688)	(2,554)
Realized gain distributions		20,894	13,666
Net change in unrealized appreciation (depreciation)		56,040	(37,043)

Increase (decrease) in net assets from operations		80,460	(20,735)

Contract owner transactions:
Proceeds from units sold		26,484	57,338
Cost of units redeemed		(121,862)	(27,122)
Account charges		(9)	(19)
Increase (decrease)		(95,387)	30,197
Net increase (decrease)		(14,927)	9,462
Net assets, beginning		363,613	354,151
Net assets, ending		$348,686	$363,613

Units sold		15,420	37,088
Units redeemed		(72,102)	(17,631)
Net increase (decrease)		(56,682)	19,457
Units outstanding, beginning		235,920	216,463
Units outstanding, ending		179,238	235,920

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$673,939
Cost of units redeemed/account charges			(426,259)
Net investment income (loss)			20,627
Net realized gain (loss)			1,318
Realized gain distributions			58,874
Net change in unrealized appreciation (depreciation)			20,187
Net assets			$348,686

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	179	$349	1.25%	26.2%	12/31/2024	$1.99	0	$0	1.00%	26.5%	12/31/2024	$2.03	0	$0	0.75%	26.9%
12/31/2023	1.54	236	364	1.25%	-5.8%	12/31/2023	1.57	0	0	1.00%	-5.6%	12/31/2023	1.60	0	0	0.75%	-5.3%
12/31/2022	1.64	216	354	1.25%	0.6%	12/31/2022	1.66	0	0	1.00%	0.9%	12/31/2022	1.69	0	0	0.75%	1.1%
12/31/2021	1.63	251	407	1.25%	16.8%	12/31/2021	1.65	0	0	1.00%	17.1%	12/31/2021	1.67	0	0	0.75%	17.3%
12/31/2020	1.39	68	95	1.25%	-2.9%	12/31/2020	1.41	0	0	1.00%	-2.6%	12/31/2020	1.42	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	0.50%	27.2%	12/31/2024	$2.11	0	$0	0.25%	27.5%	12/31/2024	$2.15	0	$0	0.00%	27.8%
12/31/2023	1.63	0	0	0.50%	-5.1%	12/31/2023	1.65	0	0	0.25%	-4.9%	12/31/2023	1.68	0	0	0.00%	-4.6%
12/31/2022	1.71	0	0	0.50%	1.4%	12/31/2022	1.74	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.9%
12/31/2021	1.69	0	0	0.50%	17.6%	12/31/2021	1.71	0	0	0.25%	17.9%	12/31/2021	1.73	0	0	0.00%	18.2%
12/31/2020	1.44	0	0	0.50%	-2.2%	12/31/2020	1.45	0	0	0.25%	-1.9%	12/31/2020	1.47	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.6%
2022	2.5%
2021	1.9%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund Advisor Class - 06-FPC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,838	$16,551	783
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$17,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,843	9,227	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$17,843	9,227

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$432
Mortality & expense charges			(194)
Net investment income (loss)			238

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			1,066
Net change in unrealized appreciation (depreciation)			2,225
Net gain (loss)			3,299

Increase (decrease) in net assets from operations			$3,537

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$238	$165
Net realized gain (loss)		8	59
Realized gain distributions		1,066	459
Net change in unrealized appreciation (depreciation)		2,225	(1,456)

Increase (decrease) in net assets from operations		3,537	(773)

Contract owner transactions:
Proceeds from units sold		1,767	8,564
Cost of units redeemed		(182)	(7,102)
Account charges		-	-
Increase (decrease)		1,585	1,462
Net increase (decrease)		5,122	689
Net assets, beginning		12,721	12,032
Net assets, ending		$17,843	$12,721

Units sold		1,048	5,450
Units redeemed		(123)	(4,539)
Net increase (decrease)		925	911
Units outstanding, beginning		8,302	7,391
Units outstanding, ending		9,227	8,302

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$451,074
Cost of units redeemed/account charges			(485,853)
Net investment income (loss)			16,317
Net realized gain (loss)			2,681
Realized gain distributions			32,337
Net change in unrealized appreciation (depreciation)			1,287
Net assets			$17,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	9	$18	1.25%	26.2%	12/31/2024	$1.97	0	$0	1.00%	26.5%	12/31/2024	$2.01	0	$0	0.75%	26.8%
12/31/2023	1.53	8	13	1.25%	-5.9%	12/31/2023	1.56	0	0	1.00%	-5.6%	12/31/2023	1.59	0	0	0.75%	-5.4%
12/31/2022	1.63	7	12	1.25%	0.5%	12/31/2022	1.65	0	0	1.00%	0.8%	12/31/2022	1.68	0	0	0.75%	1.1%
12/31/2021	1.62	13	21	1.25%	16.7%	12/31/2021	1.64	0	0	1.00%	17.0%	12/31/2021	1.66	0	0	0.75%	17.3%
12/31/2020	1.39	134	186	1.25%	-3.0%	12/31/2020	1.40	0	0	1.00%	-2.8%	12/31/2020	1.42	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	27.2%	12/31/2024	$2.10	0	$0	0.25%	27.5%	12/31/2024	$2.14	0	$0	0.00%	27.8%
12/31/2023	1.62	0	0	0.50%	-5.2%	12/31/2023	1.64	0	0	0.25%	-4.9%	12/31/2023	1.67	0	0	0.00%	-4.7%
12/31/2022	1.70	0	0	0.50%	1.3%	12/31/2022	1.73	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.8%
12/31/2021	1.68	0	0	0.50%	17.6%	12/31/2021	1.70	0	0	0.25%	17.9%	12/31/2021	1.72	0	0	0.00%	18.2%
12/31/2020	1.43	0	0	0.50%	-2.3%	12/31/2020	1.44	0	0	0.25%	-2.0%	12/31/2020	1.46	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.2%
2022	2.6%
2021	4.3%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R Class - 06-FPN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$336
Mortality & expense charges			(429)
Net investment income (loss)			(93)

Gain (loss) on investments:
Net realized gain (loss)			7,324
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			7,324

Increase (decrease) in net assets from operations			$7,231

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(93)	$-
Net realized gain (loss)		7,324	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		7,231	(1)

Contract owner transactions:
Proceeds from units sold		556,850	-
Cost of units redeemed		(564,081)	-
Account charges		-	-
Increase (decrease)		(7,231)	-
Net increase (decrease)		-	(1)
Net assets, beginning		-	1
Net assets, ending		$-	$-

Units sold		326,284	-
Units redeemed		(326,284)	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$905,869
Cost of units redeemed/account charges			(915,936)
Net investment income (loss)			719
Net realized gain (loss)			6,652
Realized gain distributions			2,696
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	0	$0	1.25%	25.5%	12/31/2024	$1.90	0	$0	1.00%	25.8%	12/31/2024	$1.93	0	$0	0.75%	26.1%
12/31/2023	1.48	0	0	1.25%	-6.3%	12/31/2023	1.51	0	0	1.00%	-6.1%	12/31/2023	1.53	0	0	0.75%	-5.9%
12/31/2022	1.58	0	0	1.25%	0.1%	12/31/2022	1.60	0	0	1.00%	0.3%	12/31/2022	1.63	0	0	0.75%	0.6%
12/31/2021	1.58	3	4	1.25%	16.1%	12/31/2021	1.60	0	0	1.00%	16.4%	12/31/2021	1.62	0	0	0.75%	16.7%
12/31/2020	1.36	14	20	1.25%	-3.4%	12/31/2020	1.37	0	0	1.00%	-3.2%	12/31/2020	1.39	0	0	0.75%	-2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	26.5%	12/31/2024	$2.01	0	$0	0.25%	26.8%	12/31/2024	$2.05	0	$0	0.00%	27.1%
12/31/2023	1.56	0	0	0.50%	-5.6%	12/31/2023	1.59	0	0	0.25%	-5.4%	12/31/2023	1.62	0	0	0.00%	-5.1%
12/31/2022	1.65	0	0	0.50%	0.8%	12/31/2022	1.68	0	0	0.25%	1.1%	12/31/2022	1.70	0	0	0.00%	1.3%
12/31/2021	1.64	0	0	0.50%	16.9%	12/31/2021	1.66	0	0	0.25%	17.2%	12/31/2021	1.68	0	0	0.00%	17.5%
12/31/2020	1.40	0	0	0.50%	-2.7%	12/31/2020	1.42	0	0	0.25%	-2.5%	12/31/2020	1.43	0	0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	5.9%
2021	2.5%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Series R6 Class - 06-FXP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$667	$697	4
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$666	281	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.46
Band 50	-	-	2.51
Band 25	-	-	2.56
Band 0	-	-	2.60
Total	$666	281

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2
Mortality & expense charges			(8)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			174
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			(38)
Net gain (loss)			185

Increase (decrease) in net assets from operations			$179

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$(335)
Net realized gain (loss)		174	(6,497)
Realized gain distributions		49	21
Net change in unrealized appreciation (depreciation)		(38)	14,723

Increase (decrease) in net assets from operations		179	7,912

Contract owner transactions:
Proceeds from units sold		1,171	2,024
Cost of units redeemed		(1,066)	(51,833)
Account charges		(2)	(42)
Increase (decrease)		103	(49,851)
Net increase (decrease)		282	(41,939)
Net assets, beginning		384	42,323
Net assets, ending		$666	$384

Units sold		527	1,176
Units redeemed		(435)	(27,358)
Net increase (decrease)		92	(26,182)
Units outstanding, beginning		189	26,371
Units outstanding, ending		281	189

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$726,337
Cost of units redeemed/account charges			(989,503)
Net investment income (loss)			(15,132)
Net realized gain (loss)			137,643
Realized gain distributions			141,351
Net change in unrealized appreciation (depreciation)			(30)
Net assets			$666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.37	0	$1	1.25%	16.8%	12/31/2024	$2.42	0	$0	1.00%	17.0%	12/31/2024	$2.46	0	$0	0.75%	17.3%
12/31/2023	2.03	0	0	1.25%	26.5%	12/31/2023	2.06	0	0	1.00%	26.8%	12/31/2023	2.10	0	0	0.75%	27.1%
12/31/2022	1.60	26	42	1.25%	-25.8%	12/31/2022	1.63	0	0	1.00%	-25.6%	12/31/2022	1.65	0	0	0.75%	-25.4%
12/31/2021	2.16	353	762	1.25%	20.7%	12/31/2021	2.19	0	0	1.00%	21.0%	12/31/2021	2.21	0	0	0.75%	21.3%
12/31/2020	1.79	348	624	1.25%	29.5%	12/31/2020	1.81	0	0	1.00%	29.8%	12/31/2020	1.82	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.51	0	$0	0.50%	17.6%	12/31/2024	$2.56	0	$0	0.25%	17.9%	12/31/2024	$2.60	0	$0	0.00%	18.2%
12/31/2023	2.13	0	0	0.50%	27.5%	12/31/2023	2.17	0	0	0.25%	27.8%	12/31/2023	2.20	0	0	0.00%	28.1%
12/31/2022	1.67	0	0	0.50%	-25.2%	12/31/2022	1.70	0	0	0.25%	-25.0%	12/31/2022	1.72	0	0	0.00%	-24.8%
12/31/2021	2.24	0	0	0.50%	21.6%	12/31/2021	2.26	0	0	0.25%	21.9%	12/31/2021	2.29	0	0	0.00%	22.2%
12/31/2020	1.84	0	0	0.50%	30.4%	12/31/2020	1.86	0	0	0.25%	30.7%	12/31/2020	1.87	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.0%
2022	0.0%
2021	0.1%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R6 Class - 06-GKR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,235,413	$2,254,986	983,711
Receivables: investments sold	76,308
Payables: investments purchased	-
Net assets	$2,311,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,311,721	1,671,642	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$2,311,721	1,671,642

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$104,112
Mortality & expense charges			(22,879)
Net investment income (loss)			81,233

Gain (loss) on investments:
Net realized gain (loss)			(1,512)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,934
Net gain (loss)			22,422

Increase (decrease) in net assets from operations			$103,655

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,233	$68,442
Net realized gain (loss)		(1,512)	(4,624)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,934	30,872

Increase (decrease) in net assets from operations		103,655	94,690

Contract owner transactions:
Proceeds from units sold		945,299	800,096
Cost of units redeemed		(446,811)	(79,785)
Account charges		(1,501)	(978)
Increase (decrease)		496,987	719,333
Net increase (decrease)		600,642	814,023
Net assets, beginning		1,711,079	897,056
Net assets, ending		$2,311,721	$1,711,079

Units sold		685,289	635,630
Units redeemed		(324,915)	(63,339)
Net increase (decrease)		360,374	572,291
Units outstanding, beginning		1,311,268	738,977
Units outstanding, ending		1,671,642	1,311,268

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,938,224
Cost of units redeemed/account charges			(829,128)
Net investment income (loss)			191,542
Net realized gain (loss)			26,748
Realized gain distributions			3,908
Net change in unrealized appreciation (depreciation)			(19,573)
Net assets			$2,311,721

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	1,672	$2,312	1.25%	6.0%	12/31/2024	$1.41	0	$0	1.00%	6.2%	12/31/2024	$1.43	0	$0	0.75%	6.5%
12/31/2023	1.30	1,311	1,711	1.25%	7.5%	12/31/2023	1.32	0	0	1.00%	7.8%	12/31/2023	1.34	0	0	0.75%	8.0%
12/31/2022	1.21	739	897	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.8%	12/31/2022	1.24	0	0	0.75%	-5.6%
12/31/2021	1.29	151	195	1.25%	16.5%	12/31/2021	1.31	0	0	1.00%	16.8%	12/31/2021	1.32	0	0	0.75%	17.1%
12/31/2020	1.11	146	162	1.25%	2.5%	12/31/2020	1.12	0	0	1.00%	2.7%	12/31/2020	1.13	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	6.8%	12/31/2024	$1.48	0	$0	0.25%	7.0%	12/31/2024	$1.51	0	$0	0.00%	7.3%
12/31/2023	1.37	0	0	0.50%	8.3%	12/31/2023	1.39	0	0	0.25%	8.6%	12/31/2023	1.41	0	0	0.00%	8.8%
12/31/2022	1.26	0	0	0.50%	-5.3%	12/31/2022	1.28	0	0	0.25%	-5.1%	12/31/2022	1.29	0	0	0.00%	-4.9%
12/31/2021	1.33	0	0	0.50%	17.4%	12/31/2021	1.35	0	0	0.25%	17.7%	12/31/2021	1.36	0	0	0.00%	18.0%
12/31/2020	1.13	0	0	0.50%	3.3%	12/31/2020	1.14	0	0	0.25%	3.5%	12/31/2020	1.15	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	6.7%
2022	7.2%
2021	4.7%
2020	8.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$99,618
Cost of units redeemed/account charges			(109,031)
Net investment income (loss)			1,965
Net realized gain (loss)			2,545
Realized gain distributions			4,903
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	1.25%	-74.4%	12/31/2024	$1.47	0	$0	1.00%	-74.3%	12/31/2024	$1.50	0	$0	0.75%	-74.3%
12/31/2023	5.65	0	0	1.25%	382.7%	12/31/2023	5.74	0	0	1.00%	383.9%	12/31/2023	5.83	0	0	0.75%	385.1%
12/31/2022	1.17	0	0	1.25%	-5.9%	12/31/2022	1.19	0	0	1.00%	-5.6%	12/31/2022	1.20	0	0	0.75%	-5.4%
12/31/2021	1.24	0	0	1.25%	18.4%	12/31/2021	1.26	0	0	1.00%	18.6%	12/31/2021	1.27	0	0	0.75%	18.9%
12/31/2020	1.05	0	0	1.25%	-5.5%	12/31/2020	1.06	0	0	1.00%	-5.2%	12/31/2020	1.07	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	-74.2%	12/31/2024	$1.56	0	$0	0.25%	-74.2%	12/31/2024	$1.59	0	$0	0.00%	-74.1%
12/31/2023	5.93	0	0	0.50%	386.3%	12/31/2023	6.03	0	0	0.25%	387.5%	12/31/2023	6.13	0	0	0.00%	388.7%
12/31/2022	1.22	0	0	0.50%	-5.2%	12/31/2022	1.24	0	0	0.25%	-4.9%	12/31/2022	1.25	0	0	0.00%	-4.7%
12/31/2021	1.29	0	0	0.50%	19.2%	12/31/2021	1.30	0	0	0.25%	19.5%	12/31/2021	1.31	0	0	0.00%	19.8%
12/31/2020	1.08	0	0	0.50%	-4.7%	12/31/2020	1.09	0	0	0.25%	-4.5%	12/31/2020	1.10	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R6 Class - 06-GKT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,774,511	$2,766,448	46,064
Receivables: investments sold	-
Payables: investments purchased	(512)
Net assets	$2,773,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,773,999	1,751,227	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.73
Total	$2,773,999	1,751,227

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31,323
Mortality & expense charges			(34,930)
Net investment income (loss)			(3,607)

Gain (loss) on investments:
Net realized gain (loss)			4,001
Realized gain distributions			145,116
Net change in unrealized appreciation (depreciation)			134,180
Net gain (loss)			283,297

Increase (decrease) in net assets from operations			$279,690

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,607)	$(402)
Net realized gain (loss)		4,001	(54,806)
Realized gain distributions		145,116	87,985
Net change in unrealized appreciation (depreciation)		134,180	256,167

Increase (decrease) in net assets from operations		279,690	288,944

Contract owner transactions:
Proceeds from units sold		1,772,099	1,502,858
Cost of units redeemed		(1,956,667)	(1,483,262)
Account charges		(2,589)	(1,836)
Increase (decrease)		(187,157)	17,760
Net increase (decrease)		92,533	306,704
Net assets, beginning		2,681,466	2,374,762
Net assets, ending		$2,773,999	$2,681,466

Units sold		1,172,878	1,155,517
Units redeemed		(1,289,731)	(1,139,206)
Net increase (decrease)		(116,853)	16,311
Units outstanding, beginning		1,868,080	1,851,769
Units outstanding, ending		1,751,227	1,868,080

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,592,287
Cost of units redeemed/account charges			(7,285,613)
Net investment income (loss)			(11,412)
Net realized gain (loss)			(145,617)
Realized gain distributions			616,291
Net change in unrealized appreciation (depreciation)			8,063
Net assets			$2,773,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	1,751	$2,774	1.25%	10.4%	12/31/2024	$1.61	0	$0	1.00%	10.6%	12/31/2024	$1.64	0	$0	0.75%	10.9%
12/31/2023	1.44	1,868	2,681	1.25%	11.9%	12/31/2023	1.46	0	0	1.00%	12.2%	12/31/2023	1.48	0	0	0.75%	12.5%
12/31/2022	1.28	1,852	2,375	1.25%	-11.0%	12/31/2022	1.30	0	0	1.00%	-10.7%	12/31/2022	1.32	0	0	0.75%	-10.5%
12/31/2021	1.44	2,541	3,660	1.25%	24.4%	12/31/2021	1.46	0	0	1.00%	24.7%	12/31/2021	1.47	0	0	0.75%	25.0%
12/31/2020	1.16	417	483	1.25%	4.5%	12/31/2020	1.17	0	0	1.00%	4.8%	12/31/2020	1.18	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	11.2%	12/31/2024	$1.70	0	$0	0.25%	11.5%	12/31/2024	$1.73	0	$0	0.00%	11.7%
12/31/2023	1.50	0	0	0.50%	12.8%	12/31/2023	1.52	0	0	0.25%	13.1%	12/31/2023	1.55	0	0	0.00%	13.3%
12/31/2022	1.33	0	0	0.50%	-10.3%	12/31/2022	1.35	0	0	0.25%	-10.1%	12/31/2022	1.37	0	0	0.00%	-9.8%
12/31/2021	1.48	0	0	0.50%	25.3%	12/31/2021	1.50	0	0	0.25%	25.7%	12/31/2021	1.52	0	0	0.00%	26.0%
12/31/2020	1.18	0	0	0.50%	5.3%	12/31/2020	1.19	0	0	0.25%	5.6%	12/31/2020	1.20	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.2%
2022	0.6%
2021	1.7%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R6 Class - 06-GCR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,238	$137,818	18,360
Receivables: investments sold	-
Payables: investments purchased	(84)
Net assets	$137,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,154	122,728	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$137,154	122,728

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,779
Mortality & expense charges			(1,814)
Net investment income (loss)			1,965

Gain (loss) on investments:
Net realized gain (loss)			1,401
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,310)
Net gain (loss)			(3,909)

Increase (decrease) in net assets from operations			$(1,944)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,965	$2,432
Net realized gain (loss)		1,401	364
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,310)	4,410

Increase (decrease) in net assets from operations		(1,944)	7,206

Contract owner transactions:
Proceeds from units sold		73,157	82,171
Cost of units redeemed		(47,812)	(3,397)
Account charges		-	-
Increase (decrease)		25,345	78,774
Net increase (decrease)		23,401	85,980
Net assets, beginning		113,753	27,773
Net assets, ending		$137,154	$113,753

Units sold		67,792	72,860
Units redeemed		(43,313)	(3,126)
Net increase (decrease)		24,479	69,734
Units outstanding, beginning		98,249	28,515
Units outstanding, ending		122,728	98,249

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$710,523
Cost of units redeemed/account charges			(613,606)
Net investment income (loss)			19,055
Net realized gain (loss)			21,762
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(580)
Net assets			$137,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	123	$137	1.25%	-3.5%	12/31/2024	$1.14	0	$0	1.00%	-3.2%	12/31/2024	$1.16	0	$0	0.75%	-3.0%
12/31/2023	1.16	98	114	1.25%	18.9%	12/31/2023	1.18	0	0	1.00%	19.2%	12/31/2023	1.20	0	0	0.75%	19.5%
12/31/2022	0.97	29	28	1.25%	-4.4%	12/31/2022	0.99	0	0	1.00%	-4.1%	12/31/2022	1.00	0	0	0.75%	-3.9%
12/31/2021	1.02	69	70	1.25%	4.2%	12/31/2021	1.03	0	0	1.00%	4.5%	12/31/2021	1.04	0	0	0.75%	4.7%
12/31/2020	0.98	65	64	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.1%	12/31/2020	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	-2.7%	12/31/2024	$1.20	0	$0	0.25%	-2.5%	12/31/2024	$1.23	0	$0	0.00%	-2.3%
12/31/2023	1.22	0	0	0.50%	19.8%	12/31/2023	1.24	0	0	0.25%	20.1%	12/31/2023	1.26	0	0	0.00%	20.4%
12/31/2022	1.02	0	0	0.50%	-3.7%	12/31/2022	1.03	0	0	0.25%	-3.4%	12/31/2022	1.04	0	0	0.00%	-3.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.2%	12/31/2021	1.08	0	0	0.00%	5.5%
12/31/2020	1.00	0	0	0.50%	-0.6%	12/31/2020	1.01	0	0	0.25%	-0.4%	12/31/2020	1.02	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	4.5%
2022	0.9%
2021	4.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	-0.4%	12/31/2024	$0.96	0	$0	1.00%	-0.1%	12/31/2024	$0.97	0	$0	0.75%	0.1%
12/31/2023	0.95	0	0	1.25%	3.3%	12/31/2023	0.96	0	0	1.00%	3.6%	12/31/2023	0.97	0	0	0.75%	3.8%
12/31/2022	0.92	0	0	1.25%	-11.3%	12/31/2022	0.93	0	0	1.00%	-11.1%	12/31/2022	0.94	0	0	0.75%	-10.9%
12/31/2021	1.04	0	0	1.25%	-3.0%	12/31/2021	1.04	0	0	1.00%	-2.8%	12/31/2021	1.05	0	0	0.75%	-2.5%
12/31/2020	1.07	0	0	1.25%	2.4%	12/31/2020	1.07	0	0	1.00%	2.7%	12/31/2020	1.08	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	0.4%	12/31/2024	$1.00	0	$0	0.25%	0.6%	12/31/2024	$1.02	0	$0	0.00%	0.9%
12/31/2023	0.98	0	0	0.50%	4.1%	12/31/2023	1.00	0	0	0.25%	4.3%	12/31/2023	1.01	0	0	0.00%	4.6%
12/31/2022	0.95	0	0	0.50%	-10.6%	12/31/2022	0.96	0	0	0.25%	-10.4%	12/31/2022	0.96	0	0	0.00%	-10.2%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.0%	12/31/2021	1.07	0	0	0.00%	-1.8%
12/31/2020	1.08	0	0	0.50%	3.2%	12/31/2020	1.09	0	0	0.25%	3.5%	12/31/2020	1.09	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin International Growth Fund R6 Class - 06-3T4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$609,186	$673,655	37,192
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$609,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$609,211	480,532	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$609,211	480,532

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,251
Mortality & expense charges			(7,880)
Net investment income (loss)			5,371

Gain (loss) on investments:
Net realized gain (loss)			(3,197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,574)
Net gain (loss)			(8,771)

Increase (decrease) in net assets from operations			$(3,400)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,371	$(8,959)
Net realized gain (loss)		(3,197)	(86,541)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,574)	215,182

Increase (decrease) in net assets from operations		(3,400)	119,682

Contract owner transactions:
Proceeds from units sold		84,047	92,248
Cost of units redeemed		(49,250)	(503,739)
Account charges		(1,995)	(2,647)
Increase (decrease)		32,802	(414,138)
Net increase (decrease)		29,402	(294,456)
Net assets, beginning		579,809	874,265
Net assets, ending		$609,211	$579,809

Units sold		65,237	80,025
Units redeemed		(39,704)	(406,516)
Net increase (decrease)		25,533	(326,491)
Units outstanding, beginning		454,999	781,490
Units outstanding, ending		480,532	454,999

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,779,348
Cost of units redeemed/account charges			(2,670,112)
Net investment income (loss)			(20,225)
Net realized gain (loss)			(494,875)
Realized gain distributions			79,544
Net change in unrealized appreciation (depreciation)			(64,469)
Net assets			$609,211

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	481	$609	1.25%	-0.5%	12/31/2024	$1.29	0	$0	1.00%	-0.3%	12/31/2024	$1.31	0	$0	0.75%	0.0%
12/31/2023	1.27	455	580	1.25%	13.9%	12/31/2023	1.29	0	0	1.00%	14.2%	12/31/2023	1.31	0	0	0.75%	14.5%
12/31/2022	1.12	781	874	1.25%	-32.6%	12/31/2022	1.13	0	0	1.00%	-32.4%	12/31/2022	1.14	0	0	0.75%	-32.3%
12/31/2021	1.66	1,675	2,779	1.25%	0.3%	12/31/2021	1.67	0	0	1.00%	0.5%	12/31/2021	1.68	0	0	0.75%	0.8%
12/31/2020	1.65	1,114	1,844	1.25%	31.4%	12/31/2020	1.66	0	0	1.00%	31.7%	12/31/2020	1.67	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	0.2%	12/31/2024	$1.35	0	$0	0.25%	0.5%	12/31/2024	$1.37	0	$0	0.00%	0.7%
12/31/2023	1.32	0	0	0.50%	14.8%	12/31/2023	1.34	0	0	0.25%	15.0%	12/31/2023	1.36	0	0	0.00%	15.3%
12/31/2022	1.15	0	0	0.50%	-32.1%	12/31/2022	1.16	0	0	0.25%	-31.9%	12/31/2022	1.18	0	0	0.00%	-31.7%
12/31/2021	1.70	0	0	0.50%	1.0%	12/31/2021	1.71	0	0	0.25%	1.3%	12/31/2021	1.72	0	0	0.00%	1.5%
12/31/2020	1.68	0	0	0.50%	32.4%	12/31/2020	1.69	0	0	0.25%	32.7%	12/31/2020	1.70	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	0.0%
2022	0.0%
2021	1.4%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$472,412	$437,782	9,594
Receivables: investments sold	-
Payables: investments purchased	(11,184)
Net assets	$461,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$461,228	247,254	$1.87
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$461,228	247,254

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$536
Mortality & expense charges			(3,078)
Net investment income (loss)			(2,542)

Gain (loss) on investments:
Net realized gain (loss)			6,629
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,846
Net gain (loss)			29,475

Increase (decrease) in net assets from operations			$26,933

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,542)	$(2,160)
Net realized gain (loss)		6,629	(322)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,846	43,305

Increase (decrease) in net assets from operations		26,933	40,823

Contract owner transactions:
Proceeds from units sold		304,411	10,276
Cost of units redeemed		(69,448)	(1,877)
Account charges		(898)	(187)
Increase (decrease)		234,065	8,212
Net increase (decrease)		260,998	49,035
Net assets, beginning		200,230	151,195
Net assets, ending		$461,228	$200,230

Units sold		168,186	8,086
Units redeemed		(39,395)	(2,405)
Net increase (decrease)		128,791	5,681
Units outstanding, beginning		118,463	112,782
Units outstanding, ending		247,254	118,463

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$577,583
Cost of units redeemed/account charges			(156,466)
Net investment income (loss)			(7,143)
Net realized gain (loss)			(4,802)
Realized gain distributions			17,426
Net change in unrealized appreciation (depreciation)			34,630
Net assets			$461,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	247	$461	1.25%	10.4%	12/31/2024	$1.89	0	$0	1.00%	10.6%	12/31/2024	$1.92	0	$0	0.75%	10.9%
12/31/2023	1.69	118	200	1.25%	26.1%	12/31/2023	1.71	0	0	1.00%	26.4%	12/31/2023	1.73	0	0	0.75%	26.7%
12/31/2022	1.34	113	151	1.25%	-34.3%	12/31/2022	1.35	0	0	1.00%	-34.1%	12/31/2022	1.37	0	0	0.75%	-34.0%
12/31/2021	2.04	41	83	1.25%	8.9%	12/31/2021	2.06	0	0	1.00%	9.2%	12/31/2021	2.07	0	0	0.75%	9.5%
12/31/2020	1.87	0	0	1.25%	54.6%	12/31/2020	1.88	0	0	1.00%	55.0%	12/31/2020	1.89	0	0	0.75%	55.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	11.2%	12/31/2024	$1.98	0	$0	0.25%	11.5%	12/31/2024	$2.01	0	$0	0.00%	11.8%
12/31/2023	1.75	0	0	0.50%	27.0%	12/31/2023	1.78	0	0	0.25%	27.3%	12/31/2023	1.80	0	0	0.00%	27.7%
12/31/2022	1.38	0	0	0.50%	-33.8%	12/31/2022	1.39	0	0	0.25%	-33.6%	12/31/2022	1.41	0	0	0.00%	-33.5%
12/31/2021	2.09	0	0	0.50%	9.7%	12/31/2021	2.10	0	0	0.25%	10.0%	12/31/2021	2.12	0	0	0.00%	10.3%
12/31/2020	1.90	0	0	0.50%	55.8%	12/31/2020	1.91	0	0	0.25%	56.2%	12/31/2020	1.92	0	0	0.00%	56.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Rising Dividends Fund R6 Class - 06-3T7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,289	$102,365	1,175
Receivables: investments sold	1,166
Payables: investments purchased	-
Net assets	$104,455

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,455	54,218	$1.93
Band 100	-	-	1.96
Band 75	-	-	1.98
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.07
Total	$104,455	54,218

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$677
Mortality & expense charges			(1,209)
Net investment income (loss)			(532)

Gain (loss) on investments:
Net realized gain (loss)			20,200
Realized gain distributions			5,749
Net change in unrealized appreciation (depreciation)			(12,572)
Net gain (loss)			13,377

Increase (decrease) in net assets from operations			$12,845

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(532)	$237
Net realized gain (loss)		20,200	1,400
Realized gain distributions		5,749	9,760
Net change in unrealized appreciation (depreciation)		(12,572)	13,489

Increase (decrease) in net assets from operations		12,845	24,886

Contract owner transactions:
Proceeds from units sold		88,972	342,368
Cost of units redeemed		(278,274)	(87,747)
Account charges		(152)	(113)
Increase (decrease)		(189,454)	254,508
Net increase (decrease)		(176,609)	279,394
Net assets, beginning		281,064	1,670
Net assets, ending		$104,455	$281,064

Units sold		46,114	213,509
Units redeemed		(152,068)	(54,394)
Net increase (decrease)		(105,954)	159,115
Units outstanding, beginning		160,172	1,057
Units outstanding, ending		54,218	160,172

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$442,183
Cost of units redeemed/account charges			(375,535)
Net investment income (loss)			(302)
Net realized gain (loss)			21,497
Realized gain distributions			15,688
Net change in unrealized appreciation (depreciation)			924
Net assets			$104,455

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	54	$104	1.25%	9.8%	12/31/2024	$1.96	0	$0	1.00%	10.1%	12/31/2024	$1.98	0	$0	0.75%	10.3%
12/31/2023	1.75	160	281	1.25%	11.1%	12/31/2023	1.78	0	0	1.00%	11.4%	12/31/2023	1.80	0	0	0.75%	11.7%
12/31/2022	1.58	1	2	1.25%	-11.4%	12/31/2022	1.59	0	0	1.00%	-11.2%	12/31/2022	1.61	0	0	0.75%	-11.0%
12/31/2021	1.78	2	3	1.25%	25.5%	12/31/2021	1.80	0	0	1.00%	25.8%	12/31/2021	1.81	0	0	0.75%	26.1%
12/31/2020	1.42	0	0	1.25%	15.2%	12/31/2020	1.43	0	0	1.00%	15.5%	12/31/2020	1.43	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	10.6%	12/31/2024	$2.04	0	$0	0.25%	10.9%	12/31/2024	$2.07	0	$0	0.00%	11.2%
12/31/2023	1.82	0	0	0.50%	11.9%	12/31/2023	1.84	0	0	0.25%	12.2%	12/31/2023	1.87	0	0	0.00%	12.5%
12/31/2022	1.63	0	0	0.50%	-10.7%	12/31/2022	1.64	0	0	0.25%	-10.5%	12/31/2022	1.66	0	0	0.00%	-10.3%
12/31/2021	1.82	0	0	0.50%	26.4%	12/31/2021	1.84	0	0	0.25%	26.7%	12/31/2021	1.85	0	0	0.00%	27.0%
12/31/2020	1.44	0	0	0.50%	16.1%	12/31/2020	1.45	0	0	0.25%	16.4%	12/31/2020	1.46	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	2.6%
2022	2.6%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Growth Fund R6 Class - 06-3T9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$440,232	$401,165	16,102
Receivables: investments sold	826
Payables: investments purchased	-
Net assets	$441,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,564	185,314	$1.66
Band 100	-	-	1.68
Band 75	133,494	78,081	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$441,058	263,395

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,732)
Net investment income (loss)			(4,732)

Gain (loss) on investments:
Net realized gain (loss)			10,685
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,446
Net gain (loss)			60,131

Increase (decrease) in net assets from operations			$55,399

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,732)	$(3,327)
Net realized gain (loss)		10,685	(3,904)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,446	94,569

Increase (decrease) in net assets from operations		55,399	87,338

Contract owner transactions:
Proceeds from units sold		69,026	41,010
Cost of units redeemed		(75,746)	(12,625)
Account charges		(392)	(572)
Increase (decrease)		(7,112)	27,813
Net increase (decrease)		48,287	115,151
Net assets, beginning		392,771	277,620
Net assets, ending		$441,058	$392,771

Units sold		43,832	31,828
Units redeemed		(42,237)	(10,176)
Net increase (decrease)		1,595	21,652
Units outstanding, beginning		261,800	240,148
Units outstanding, ending		263,395	261,800

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$598,718
Cost of units redeemed/account charges			(228,724)
Net investment income (loss)			(13,486)
Net realized gain (loss)			(13,097)
Realized gain distributions			58,580
Net change in unrealized appreciation (depreciation)			39,067
Net assets			$441,058

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	185	$308	1.25%	11.8%	12/31/2024	$1.68	0	$0	1.00%	12.1%	12/31/2024	$1.71	78	$133	0.75%	12.3%
12/31/2023	1.48	153	228	1.25%	29.6%	12/31/2023	1.50	0	0	1.00%	29.9%	12/31/2023	1.52	108	165	0.75%	30.3%
12/31/2022	1.15	131	150	1.25%	-31.0%	12/31/2022	1.16	0	0	1.00%	-30.9%	12/31/2022	1.17	109	128	0.75%	-30.7%
12/31/2021	1.66	55	92	1.25%	-1.6%	12/31/2021	1.67	0	0	1.00%	-1.3%	12/31/2021	1.69	112	189	0.75%	-1.1%
12/31/2020	1.69	13	23	1.25%	40.0%	12/31/2020	1.70	0	0	1.00%	40.3%	12/31/2020	1.70	135	230	0.75%	40.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	12.6%	12/31/2024	$1.76	0	$0	0.25%	12.9%	12/31/2024	$1.79	0	$0	0.00%	13.2%
12/31/2023	1.54	0	0	0.50%	30.6%	12/31/2023	1.56	0	0	0.25%	30.9%	12/31/2023	1.58	0	0	0.00%	31.2%
12/31/2022	1.18	0	0	0.50%	-30.5%	12/31/2022	1.19	0	0	0.25%	-30.3%	12/31/2022	1.20	0	0	0.00%	-30.2%
12/31/2021	1.70	0	0	0.50%	-0.8%	12/31/2021	1.71	0	0	0.25%	-0.6%	12/31/2021	1.72	0	0	0.00%	-0.4%
12/31/2020	1.71	0	0	0.50%	41.0%	12/31/2020	1.72	0	0	0.25%	41.4%	12/31/2020	1.73	0	0	0.00%	41.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Managed Income Fund R6 Class - 06-3TN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,658	$78,727	6,440
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$79,604

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,604	57,999	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$79,604	57,999

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,587
Mortality & expense charges			(924)
Net investment income (loss)			2,663

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			879
Net change in unrealized appreciation (depreciation)			(978)
Net gain (loss)			(62)

Increase (decrease) in net assets from operations			$2,601

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,663	$1,490
Net realized gain (loss)		37	(7)
Realized gain distributions		879	-
Net change in unrealized appreciation (depreciation)		(978)	1,909

Increase (decrease) in net assets from operations		2,601	3,392

Contract owner transactions:
Proceeds from units sold		11,217	118,359
Cost of units redeemed		-	(55,333)
Account charges		(389)	(243)
Increase (decrease)		10,828	62,783
Net increase (decrease)		13,429	66,175
Net assets, beginning		66,175	-
Net assets, ending		$79,604	$66,175

Units sold		8,226	94,605
Units redeemed		(283)	(44,549)
Net increase (decrease)		7,943	50,056
Units outstanding, beginning		50,056	-
Units outstanding, ending		57,999	50,056

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$129,576
Cost of units redeemed/account charges			(55,965)
Net investment income (loss)			4,153
Net realized gain (loss)			30
Realized gain distributions			879
Net change in unrealized appreciation (depreciation)			931
Net assets			$79,604

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	58	$80	1.25%	3.8%	12/31/2024	$1.39	0	$0	1.00%	4.1%	12/31/2024	$1.41	0	$0	0.75%	4.3%
12/31/2023	1.32	50	66	1.25%	6.6%	12/31/2023	1.34	0	0	1.00%	6.9%	12/31/2023	1.35	0	0	0.75%	7.2%
12/31/2022	1.24	0	0	1.25%	-8.0%	12/31/2022	1.25	0	0	1.00%	-7.8%	12/31/2022	1.26	0	0	0.75%	-7.5%
12/31/2021	1.35	0	0	1.25%	14.1%	12/31/2021	1.36	0	0	1.00%	14.4%	12/31/2021	1.37	0	0	0.75%	14.7%
12/31/2020	1.18	0	0	1.25%	4.4%	12/31/2020	1.19	0	0	1.00%	4.6%	12/31/2020	1.19	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	4.6%	12/31/2024	$1.46	0	$0	0.25%	4.9%	12/31/2024	$1.48	0	$0	0.00%	5.1%
12/31/2023	1.37	0	0	0.50%	7.4%	12/31/2023	1.39	0	0	0.25%	7.7%	12/31/2023	1.41	0	0	0.00%	8.0%
12/31/2022	1.28	0	0	0.50%	-7.3%	12/31/2022	1.29	0	0	0.25%	-7.1%	12/31/2022	1.30	0	0	0.00%	-6.9%
12/31/2021	1.38	0	0	0.50%	15.0%	12/31/2021	1.39	0	0	0.25%	15.3%	12/31/2021	1.40	0	0	0.00%	15.5%
12/31/2020	1.20	0	0	0.50%	5.2%	12/31/2020	1.20	0	0	0.25%	5.4%	12/31/2020	1.21	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	5.9%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Equity Income Fund R6 Class - 06-3T3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,675	$26,894	850
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$26,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,681	14,838	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$26,681	14,838

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$619
Mortality & expense charges			(303)
Net investment income (loss)			316

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			1,979
Net change in unrealized appreciation (depreciation)			1,325
Net gain (loss)			3,310

Increase (decrease) in net assets from operations			$3,626

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$316	$333
Net realized gain (loss)		6	(32)
Realized gain distributions		1,979	338
Net change in unrealized appreciation (depreciation)		1,325	918

Increase (decrease) in net assets from operations		3,626	1,557

Contract owner transactions:
Proceeds from units sold		1,836	941
Cost of units redeemed		-	-
Account charges		-	(28)
Increase (decrease)		1,836	913
Net increase (decrease)		5,462	2,470
Net assets, beginning		21,219	18,749
Net assets, ending		$26,681	$21,219

Units sold		1,040	647
Units redeemed		-	(19)
Net increase (decrease)		1,040	628
Units outstanding, beginning		13,798	13,170
Units outstanding, ending		14,838	13,798

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$140,388
Cost of units redeemed/account charges			(112,213)
Net investment income (loss)			884
Net realized gain (loss)			(5,999)
Realized gain distributions			3,840
Net change in unrealized appreciation (depreciation)			(219)
Net assets			$26,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	15	$27	1.25%	16.9%	12/31/2024	$1.83	0	$0	1.00%	17.2%	12/31/2024	$1.85	0	$0	0.75%	17.5%
12/31/2023	1.54	14	21	1.25%	8.0%	12/31/2023	1.56	0	0	1.00%	8.3%	12/31/2023	1.58	0	0	0.75%	8.6%
12/31/2022	1.42	13	19	1.25%	-7.7%	12/31/2022	1.44	0	0	1.00%	-7.4%	12/31/2022	1.45	0	0	0.75%	-7.2%
12/31/2021	1.54	13	19	1.25%	24.1%	12/31/2021	1.55	0	0	1.00%	24.4%	12/31/2021	1.56	0	0	0.75%	24.7%
12/31/2020	1.24	0	0	1.25%	4.7%	12/31/2020	1.25	0	0	1.00%	5.0%	12/31/2020	1.25	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	17.8%	12/31/2024	$1.91	0	$0	0.25%	18.1%	12/31/2024	$1.94	0	$0	0.00%	18.4%
12/31/2023	1.60	0	0	0.50%	8.8%	12/31/2023	1.62	0	0	0.25%	9.1%	12/31/2023	1.64	0	0	0.00%	9.4%
12/31/2022	1.47	0	0	0.50%	-7.0%	12/31/2022	1.48	0	0	0.25%	-6.7%	12/31/2022	1.50	0	0	0.00%	-6.5%
12/31/2021	1.58	0	0	0.50%	25.0%	12/31/2021	1.59	0	0	0.25%	25.3%	12/31/2021	1.60	0	0	0.00%	25.6%
12/31/2020	1.26	0	0	0.50%	5.5%	12/31/2020	1.27	0	0	0.25%	5.8%	12/31/2020	1.27	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.9%
2022	2.5%
2021	4.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	7.5%	12/31/2024	$1.25	0	$0	1.00%	7.8%	12/31/2024	$1.27	0	$0	0.75%	8.0%
12/31/2023	1.15	0	0	1.25%	9.2%	12/31/2023	1.16	0	0	1.00%	9.5%	12/31/2023	1.18	0	0	0.75%	9.8%
12/31/2022	1.05	0	0	1.25%	-8.0%	12/31/2022	1.06	0	0	1.00%	-7.8%	12/31/2022	1.07	0	0	0.75%	-7.6%
12/31/2021	1.14	0	0	1.25%	10.3%	12/31/2021	1.15	0	0	1.00%	10.6%	12/31/2021	1.16	0	0	0.75%	10.8%
12/31/2020	1.04	0	0	1.25%	-3.0%	12/31/2020	1.04	0	0	1.00%	-2.8%	12/31/2020	1.05	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	8.3%	12/31/2024	$1.31	0	$0	0.25%	8.6%	12/31/2024	$1.33	0	$0	0.00%	8.9%
12/31/2023	1.19	0	0	0.50%	10.0%	12/31/2023	1.20	0	0	0.25%	10.3%	12/31/2023	1.22	0	0	0.00%	10.6%
12/31/2022	1.08	0	0	0.50%	-7.3%	12/31/2022	1.09	0	0	0.25%	-7.1%	12/31/2022	1.10	0	0	0.00%	-6.9%
12/31/2021	1.17	0	0	0.50%	11.1%	12/31/2021	1.18	0	0	0.25%	11.4%	12/31/2021	1.18	0	0	0.00%	11.7%
12/31/2020	1.05	0	0	0.50%	-2.3%	12/31/2020	1.06	0	0	0.25%	-2.0%	12/31/2020	1.06	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin DynaTech Fund R6 Class - 06-3RY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,313,541	$4,970,514	33,471
Receivables: investments sold	-
Payables: investments purchased	(94,465)
Net assets	$6,219,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,219,076	2,602,807	$2.39
Band 100	-	-	2.43
Band 75	-	-	2.46
Band 50	-	-	2.50
Band 25	-	-	2.54
Band 0	-	-	2.57
Total	$6,219,076	2,602,807

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(70,412)
Net investment income (loss)			(70,412)

Gain (loss) on investments:
Net realized gain (loss)			119,379
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,361,191
Net gain (loss)			1,480,570

Increase (decrease) in net assets from operations			$1,410,158

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,412)	$(53,163)
Net realized gain (loss)		119,379	(97,228)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,361,191	1,627,041

Increase (decrease) in net assets from operations		1,410,158	1,476,650

Contract owner transactions:
Proceeds from units sold		1,219,011	767,689
Cost of units redeemed		(1,228,526)	(694,172)
Account charges		(7,575)	(4,600)
Increase (decrease)		(17,090)	68,917
Net increase (decrease)		1,393,068	1,545,567
Net assets, beginning		4,826,008	3,280,441
Net assets, ending		$6,219,076	$4,826,008

Units sold		551,492	493,070
Units redeemed		(561,790)	(422,280)
Net increase (decrease)		(10,298)	70,790
Units outstanding, beginning		2,613,105	2,542,315
Units outstanding, ending		2,602,807	2,613,105

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,375,400
Cost of units redeemed/account charges			(7,351,910)
Net investment income (loss)			(211,387)
Net realized gain (loss)			5,399
Realized gain distributions			58,547
Net change in unrealized appreciation (depreciation)			1,343,027
Net assets			$6,219,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.39	2,603	$6,219	1.25%	29.4%	12/31/2024	$2.43	0	$0	1.00%	29.7%	12/31/2024	$2.46	0	$0	0.75%	30.0%
12/31/2023	1.85	2,613	4,826	1.25%	43.1%	12/31/2023	1.87	0	0	1.00%	43.5%	12/31/2023	1.89	0	0	0.75%	43.8%
12/31/2022	1.29	2,542	3,280	1.25%	-40.8%	12/31/2022	1.30	0	0	1.00%	-40.7%	12/31/2022	1.32	0	0	0.75%	-40.5%
12/31/2021	2.18	1,991	4,341	1.25%	11.5%	12/31/2021	2.20	0	0	1.00%	11.8%	12/31/2021	2.21	0	0	0.75%	12.1%
12/31/2020	1.95	261	510	1.25%	56.3%	12/31/2020	1.96	0	0	1.00%	56.7%	12/31/2020	1.97	0	0	0.75%	57.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	0	$0	0.50%	30.4%	12/31/2024	$2.54	0	$0	0.25%	30.7%	12/31/2024	$2.57	0	$0	0.00%	31.0%
12/31/2023	1.92	0	0	0.50%	44.2%	12/31/2023	1.94	0	0	0.25%	44.6%	12/31/2023	1.96	0	0	0.00%	44.9%
12/31/2022	1.33	0	0	0.50%	-40.4%	12/31/2022	1.34	0	0	0.25%	-40.2%	12/31/2022	1.36	0	0	0.00%	-40.1%
12/31/2021	2.23	0	0	0.50%	12.4%	12/31/2021	2.25	0	0	0.25%	12.7%	12/31/2021	2.26	0	0	0.00%	12.9%
12/31/2020	1.98	0	0	0.50%	57.4%	12/31/2020	1.99	0	0	0.25%	57.8%	12/31/2020	2.00	0	0	0.00%	58.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-4PN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,312	$3,107	57
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$3,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,304	2,417	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$3,304	2,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(36)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			(13)
Realized gain distributions			274
Net change in unrealized appreciation (depreciation)			373
Net gain (loss)			634

Increase (decrease) in net assets from operations			$598

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36)	$(20)
Net realized gain (loss)		(13)	(3)
Realized gain distributions		274	233
Net change in unrealized appreciation (depreciation)		373	337

Increase (decrease) in net assets from operations		598	547

Contract owner transactions:
Proceeds from units sold		501	550
Cost of units redeemed		(8)	(77)
Account charges		-	-
Increase (decrease)		493	473
Net increase (decrease)		1,091	1,020
Net assets, beginning		2,213	1,193
Net assets, ending		$3,304	$2,213

Units sold		410	580
Units redeemed		(6)	(70)
Net increase (decrease)		404	510
Units outstanding, beginning		2,013	1,503
Units outstanding, ending		2,417	2,013

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,662
Cost of units redeemed/account charges			(85)
Net investment income (loss)			(70)
Net realized gain (loss)			(24)
Realized gain distributions			616
Net change in unrealized appreciation (depreciation)			205
Net assets			$3,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	2	$3	1.25%	24.3%	12/31/2024	$1.38	0	$0	1.00%	24.7%	12/31/2024	$1.40	0	$0	0.75%	25.0%
12/31/2023	1.10	2	2	1.25%	38.5%	12/31/2023	1.11	0	0	1.00%	38.9%	12/31/2023	1.12	0	0	0.75%	39.2%
12/31/2022	0.79	2	1	1.25%	-37.6%	12/31/2022	0.80	0	0	1.00%	-37.5%	12/31/2022	0.80	0	0	0.75%	-37.3%
12/31/2021	1.27	1	1	1.25%	16.5%	12/31/2021	1.28	0	0	1.00%	16.8%	12/31/2021	1.28	0	0	0.75%	17.0%
12/31/2020	1.09	0	0	1.25%	9.3%	12/31/2020	1.09	0	0	1.00%	9.3%	12/31/2020	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	25.3%	12/31/2024	$1.43	0	$0	0.25%	25.6%	12/31/2024	$1.44	0	$0	0.00%	25.9%
12/31/2023	1.13	0	0	0.50%	39.6%	12/31/2023	1.13	0	0	0.25%	39.9%	12/31/2023	1.14	0	0	0.00%	40.3%
12/31/2022	0.81	0	0	0.50%	-37.2%	12/31/2022	0.81	0	0	0.25%	-37.0%	12/31/2022	0.82	0	0	0.00%	-36.8%
12/31/2021	1.28	0	0	0.50%	17.3%	12/31/2021	1.29	0	0	0.25%	17.6%	12/31/2021	1.29	0	0	0.00%	17.9%
12/31/2020	1.09	0	0	0.50%	9.4%	12/31/2020	1.09	0	0	0.25%	9.5%	12/31/2020	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	1.25%	2.6%	12/31/2024	$1.26	0	$0	1.00%	2.9%	12/31/2024	$1.27	0	$0	0.75%	3.2%
12/31/2023	1.21	0	0	1.25%	9.2%	12/31/2023	1.22	0	0	1.00%	9.5%	12/31/2023	1.23	0	0	0.75%	9.8%
12/31/2022	1.11	0	0	1.25%	-26.2%	12/31/2022	1.12	0	0	1.00%	-26.0%	12/31/2022	1.12	0	0	0.75%	-25.9%
12/31/2021	1.51	0	0	1.25%	39.6%	12/31/2021	1.51	0	0	1.00%	39.9%	12/31/2021	1.51	0	0	0.75%	40.3%
12/31/2020	1.08	0	0	1.25%	7.8%	12/31/2020	1.08	0	0	1.00%	7.9%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	3.4%	12/31/2024	$1.30	0	$0	0.25%	3.7%	12/31/2024	$1.31	0	$0	0.00%	3.9%
12/31/2023	1.24	0	0	0.50%	10.1%	12/31/2023	1.25	0	0	0.25%	10.3%	12/31/2023	1.26	0	0	0.00%	10.6%
12/31/2022	1.13	0	0	0.50%	-25.7%	12/31/2022	1.13	0	0	0.25%	-25.5%	12/31/2022	1.14	0	0	0.00%	-25.3%
12/31/2021	1.52	0	0	0.50%	40.6%	12/31/2021	1.52	0	0	0.25%	41.0%	12/31/2021	1.53	0	0	0.00%	41.4%
12/31/2020	1.08	0	0	0.50%	8.0%	12/31/2020	1.08	0	0	0.25%	8.0%	12/31/2020	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R Class - 06-915

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$571,103	$638,696	70,998
Receivables: investments sold	6,828
Payables: investments purchased	-
Net assets	$577,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$500,577	278,271	$1.80
Band 100	77,354	40,776	1.90
Band 75	-	-	2.00
Band 50	-	-	2.11
Band 25	-	-	2.22
Band 0	-	-	2.35
Total	$577,931	319,047

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,660
Mortality & expense charges			(7,076)
Net investment income (loss)			18,584

Gain (loss) on investments:
Net realized gain (loss)			(8,795)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,023)
Net gain (loss)			(9,818)

Increase (decrease) in net assets from operations			$8,766

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,584	$19,494
Net realized gain (loss)		(8,795)	(20,980)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,023)	39,582

Increase (decrease) in net assets from operations		8,766	38,096

Contract owner transactions:
Proceeds from units sold		34,876	83,633
Cost of units redeemed		(67,040)	(119,810)
Account charges		(65)	(79)
Increase (decrease)		(32,229)	(36,256)
Net increase (decrease)		(23,463)	1,840
Net assets, beginning		601,394	599,554
Net assets, ending		$577,931	$601,394

Units sold		19,501	51,089
Units redeemed		(37,862)	(72,799)
Net increase (decrease)		(18,361)	(21,710)
Units outstanding, beginning		337,408	359,118
Units outstanding, ending		319,047	337,408

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,128,827
Cost of units redeemed/account charges			(25,353,071)
Net investment income (loss)			1,935,628
Net realized gain (loss)			(165,748)
Realized gain distributions			99,888
Net change in unrealized appreciation (depreciation)			(67,593)
Net assets			$577,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	278	$501	1.25%	1.6%	12/31/2024	$1.90	41	$77	1.00%	1.9%	12/31/2024	$2.00	0	$0	0.75%	2.1%
12/31/2023	1.77	292	517	1.25%	6.7%	12/31/2023	1.86	45	84	1.00%	7.0%	12/31/2023	1.96	0	0	0.75%	7.2%
12/31/2022	1.66	312	518	1.25%	-12.0%	12/31/2022	1.74	47	82	1.00%	-11.8%	12/31/2022	1.83	0	0	0.75%	-11.5%
12/31/2021	1.88	341	643	1.25%	0.6%	12/31/2021	1.97	48	94	1.00%	0.9%	12/31/2021	2.06	0	0	0.75%	1.1%
12/31/2020	1.87	362	678	1.25%	1.8%	12/31/2020	1.96	47	93	1.00%	2.1%	12/31/2020	2.04	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	0.50%	2.4%	12/31/2024	$2.22	0	$0	0.25%	2.7%	12/31/2024	$2.35	0	$0	0.00%	2.9%
12/31/2023	2.06	0	0	0.50%	7.5%	12/31/2023	2.17	0	0	0.25%	7.8%	12/31/2023	2.28	0	0	0.00%	8.0%
12/31/2022	1.92	0	0	0.50%	-11.3%	12/31/2022	2.01	0	0	0.25%	-11.1%	12/31/2022	2.11	0	0	0.00%	-10.9%
12/31/2021	2.16	0	0	0.50%	1.4%	12/31/2021	2.26	0	0	0.25%	1.6%	12/31/2021	2.37	0	0	0.00%	1.9%
12/31/2020	2.13	0	0	0.50%	2.6%	12/31/2020	2.23	0	0	0.25%	2.9%	12/31/2020	2.33	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	4.5%
2022	3.7%
2021	3.5%
2020	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund A Class - 06-313

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$77,450	$69,312	2,960
Receivables: investments sold	49
Payables: investments purchased	-
Net assets	$77,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$77,499	58,911	$1.32
Band 100	-	-	1.37
Band 75	-	-	1.44
Band 50	-	-	1.50
Band 25	-	-	1.57
Band 0	-	-	1.64
Total	$77,499	58,911

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$833
Mortality & expense charges			(959)
Net investment income (loss)			(126)

Gain (loss) on investments:
Net realized gain (loss)			1,115
Realized gain distributions			1,398
Net change in unrealized appreciation (depreciation)			287
Net gain (loss)			2,800

Increase (decrease) in net assets from operations			$2,674

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(126)	$11
Net realized gain (loss)		1,115	464
Realized gain distributions		1,398	-
Net change in unrealized appreciation (depreciation)		287	9,797

Increase (decrease) in net assets from operations		2,674	10,272

Contract owner transactions:
Proceeds from units sold		17,788	9,825
Cost of units redeemed		(6,282)	(10,004)
Account charges		-	-
Increase (decrease)		11,506	(179)
Net increase (decrease)		14,180	10,093
Net assets, beginning		63,319	53,226
Net assets, ending		$77,499	$63,319

Units sold		13,624	8,529
Units redeemed		(4,818)	(8,747)
Net increase (decrease)		8,806	(218)
Units outstanding, beginning		50,105	50,323
Units outstanding, ending		58,911	50,105

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,723,931
Cost of units redeemed/account charges			(5,448,326)
Net investment income (loss)			56,361
Net realized gain (loss)			(2,314,027)
Realized gain distributions			51,422
Net change in unrealized appreciation (depreciation)			8,138
Net assets			$77,499

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	59	$77	1.25%	4.1%	12/31/2024	$1.37	0	$0	1.00%	4.4%	12/31/2024	$1.44	0	$0	0.75%	4.6%
12/31/2023	1.26	50	63	1.25%	19.5%	12/31/2023	1.32	0	0	1.00%	19.8%	12/31/2023	1.37	0	0	0.75%	20.1%
12/31/2022	1.06	50	53	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.14	0	0	0.75%	-12.4%
12/31/2021	1.21	43	52	1.25%	3.8%	12/31/2021	1.26	0	0	1.00%	4.1%	12/31/2021	1.30	0	0	0.75%	4.3%
12/31/2020	1.17	77	90	1.25%	4.4%	12/31/2020	1.21	0	0	1.00%	4.7%	12/31/2020	1.25	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	4.9%	12/31/2024	$1.57	0	$0	0.25%	5.2%	12/31/2024	$1.64	0	$0	0.00%	5.4%
12/31/2023	1.43	0	0	0.50%	20.4%	12/31/2023	1.49	0	0	0.25%	20.7%	12/31/2023	1.56	0	0	0.00%	21.0%
12/31/2022	1.19	0	0	0.50%	-12.1%	12/31/2022	1.24	0	0	0.25%	-11.9%	12/31/2022	1.29	0	0	0.00%	-11.7%
12/31/2021	1.35	0	0	0.50%	4.6%	12/31/2021	1.40	0	0	0.25%	4.9%	12/31/2021	1.46	0	0	0.00%	5.1%
12/31/2020	1.29	0	0	0.50%	5.2%	12/31/2020	1.34	0	0	0.25%	5.5%	12/31/2020	1.39	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.2%
2022	0.9%
2021	1.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap Inst Class - 06-6TR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$303,088	$298,464	7,274
Receivables: investments sold	-
Payables: investments purchased	(6,050)
Net assets	$297,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$297,038	272,038	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$297,038	272,038

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,095
Mortality & expense charges			(103,432)
Net investment income (loss)			(102,337)

Gain (loss) on investments:
Net realized gain (loss)			507,070
Realized gain distributions			21,561
Net change in unrealized appreciation (depreciation)			4,624
Net gain (loss)			533,255

Increase (decrease) in net assets from operations			$430,918

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(102,337)	$-
Net realized gain (loss)		507,070	-
Realized gain distributions		21,561	-
Net change in unrealized appreciation (depreciation)		4,624	-

Increase (decrease) in net assets from operations		430,918	-

Contract owner transactions:
Proceeds from units sold		22,102,138	-
Cost of units redeemed		(22,219,409)	-
Account charges		(16,609)	-
Increase (decrease)		(133,880)	-
Net increase (decrease)		297,038	-
Net assets, beginning		-	-
Net assets, ending		$297,038	$-

Units sold		22,650,764	-
Units redeemed		(22,378,726)	-
Net increase (decrease)		272,038	-
Units outstanding, beginning		-	-
Units outstanding, ending		272,038	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,102,138
Cost of units redeemed/account charges			(22,236,018)
Net investment income (loss)			(102,337)
Net realized gain (loss)			507,070
Realized gain distributions			21,561
Net change in unrealized appreciation (depreciation)			4,624
Net assets			$297,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	272	$297	1.25%	8.9%	12/31/2024	$1.09	0	$0	1.00%	9.2%	12/31/2024	$1.10	0	$0	0.75%	9.4%
12/31/2023	1.00	0	0	1.25%	0.3%	12/31/2023	1.00	0	0	1.00%	0.3%	12/31/2023	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	9.7%	12/31/2024	$1.10	0	$0	0.25%	10.0%	12/31/2024	$1.11	0	$0	0.00%	10.3%
12/31/2023	1.00	0	0	0.50%	0.3%	12/31/2023	1.00	0	0	0.25%	0.3%	12/31/2023	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Select Institutional Class - 06-6NT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.26
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	1.25%	20.0%	12/31/2024	$1.26	0	$0	1.00%	20.3%	12/31/2024	$1.26	0	$0	0.75%	20.6%
12/31/2023	1.04	0	0	1.25%	4.2%	12/31/2023	1.04	0	0	1.00%	4.3%	12/31/2023	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	20.9%	12/31/2024	$1.27	0	$0	0.25%	21.2%	12/31/2024	$1.27	0	$0	0.00%	21.5%
12/31/2023	1.05	0	0	0.50%	4.6%	12/31/2023	1.05	0	0	0.25%	4.7%	12/31/2023	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Convertible Securities Fund Class R6 Class - 06-74K (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	3.7%	12/31/2024	$1.04	0	$0	1.00%	3.7%	12/31/2024	$1.04	0	$0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	3.8%	12/31/2024	$1.04	0	$0	0.25%	3.9%	12/31/2024	$1.04	0	$0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Total Return Bond Fund Institutional Class - 06-GKX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,030	$66,221	6,730
Receivables: investments sold	-
Payables: investments purchased	(882)
Net assets	$65,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,148	56,816	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$65,148	56,816

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,132
Mortality & expense charges			(506)
Net investment income (loss)			1,626

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(191)
Net gain (loss)			(182)

Increase (decrease) in net assets from operations			$1,444

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,626	$-
Net realized gain (loss)		9	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(191)	-

Increase (decrease) in net assets from operations		1,444	-

Contract owner transactions:
Proceeds from units sold		65,528	-
Cost of units redeemed		(1,787)	-
Account charges		(37)	-
Increase (decrease)		63,704	-
Net increase (decrease)		65,148	-
Net assets, beginning		-	-
Net assets, ending		$65,148	$-

Units sold		58,414	-
Units redeemed		(1,598)	-
Net increase (decrease)		56,816	-
Units outstanding, beginning		-	-
Units outstanding, ending		56,816	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$96,526
Cost of units redeemed/account charges			(32,773)
Net investment income (loss)			1,607
Net realized gain (loss)			(21)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(191)
Net assets			$65,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	57	$65	1.25%	5.1%	12/31/2024	$1.17	0	$0	1.00%	5.4%	12/31/2024	$1.19	0	$0	0.75%	5.6%
12/31/2023	1.09	0	0	1.25%	7.3%	12/31/2023	1.11	0	0	1.00%	7.6%	12/31/2023	1.12	0	0	0.75%	7.8%
12/31/2022	1.02	0	0	1.25%	-6.5%	12/31/2022	1.03	0	0	1.00%	-6.2%	12/31/2022	1.04	0	0	0.75%	-6.0%
12/31/2021	1.09	0	0	1.25%	2.2%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.11	0	0	0.75%	2.7%
12/31/2020	1.06	0	0	1.25%	2.2%	12/31/2020	1.07	0	0	1.00%	2.5%	12/31/2020	1.08	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	5.9%	12/31/2024	$1.23	0	$0	0.25%	6.2%	12/31/2024	$1.25	0	$0	0.00%	6.4%
12/31/2023	1.14	0	0	0.50%	8.1%	12/31/2023	1.16	0	0	0.25%	8.4%	12/31/2023	1.18	0	0	0.00%	8.6%
12/31/2022	1.06	0	0	0.50%	-5.8%	12/31/2022	1.07	0	0	0.25%	-5.5%	12/31/2022	1.08	0	0	0.00%	-5.3%
12/31/2021	1.12	0	0	0.50%	2.9%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.4%
12/31/2020	1.09	0	0	0.50%	3.0%	12/31/2020	1.10	0	0	0.25%	3.2%	12/31/2020	1.11	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.5%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Credit Fund Institutional Class - 06-GKV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	1.25%	6.9%	12/31/2024	$1.27	0	$0	1.00%	7.2%	12/31/2024	$1.29	0	$0	0.75%	7.4%
12/31/2023	1.16	0	0	1.25%	10.2%	12/31/2023	1.18	0	0	1.00%	10.5%	12/31/2023	1.20	0	0	0.75%	10.8%
12/31/2022	1.06	0	0	1.25%	-8.7%	12/31/2022	1.07	0	0	1.00%	-8.5%	12/31/2022	1.08	0	0	0.75%	-8.3%
12/31/2021	1.16	0	0	1.25%	4.0%	12/31/2021	1.17	0	0	1.00%	4.3%	12/31/2021	1.18	0	0	0.75%	4.5%
12/31/2020	1.11	0	0	1.25%	5.0%	12/31/2020	1.12	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	7.7%	12/31/2024	$1.33	0	$0	0.25%	8.0%	12/31/2024	$1.36	0	$0	0.00%	8.2%
12/31/2023	1.22	0	0	0.50%	11.0%	12/31/2023	1.24	0	0	0.25%	11.3%	12/31/2023	1.26	0	0	0.00%	11.6%
12/31/2022	1.10	0	0	0.50%	-8.1%	12/31/2022	1.11	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.19	0	0	0.50%	4.8%	12/31/2021	1.20	0	0	0.25%	5.1%	12/31/2021	1.22	0	0	0.00%	5.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.15	0	0	0.25%	6.1%	12/31/2020	1.16	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.75
Band 75	-	-	2.80
Band 50	-	-	2.85
Band 25	-	-	2.90
Band 0	-	-	2.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.70	0	$0	1.25%	28.4%	12/31/2024	$2.75	0	$0	1.00%	28.7%	12/31/2024	$2.80	0	$0	0.75%	29.0%
12/31/2023	2.11	0	0	1.25%	43.4%	12/31/2023	2.14	0	0	1.00%	43.8%	12/31/2023	2.17	0	0	0.75%	44.2%
12/31/2022	1.47	0	0	1.25%	-32.6%	12/31/2022	1.49	0	0	1.00%	-32.4%	12/31/2022	1.51	0	0	0.75%	-32.2%
12/31/2021	2.18	0	0	1.25%	23.9%	12/31/2021	2.20	0	0	1.00%	24.2%	12/31/2021	2.22	0	0	0.75%	24.5%
12/31/2020	1.76	0	0	1.25%	31.0%	12/31/2020	1.77	0	0	1.00%	31.4%	12/31/2020	1.79	0	0	0.75%	31.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.85	0	$0	0.50%	29.3%	12/31/2024	$2.90	0	$0	0.25%	29.6%	12/31/2024	$2.95	0	$0	0.00%	30.0%
12/31/2023	2.20	0	0	0.50%	44.5%	12/31/2023	2.24	0	0	0.25%	44.9%	12/31/2023	2.27	0	0	0.00%	45.2%
12/31/2022	1.53	0	0	0.50%	-32.1%	12/31/2022	1.54	0	0	0.25%	-31.9%	12/31/2022	1.56	0	0	0.00%	-31.7%
12/31/2021	2.25	0	0	0.50%	24.8%	12/31/2021	2.27	0	0	0.25%	25.1%	12/31/2021	2.29	0	0	0.00%	25.5%
12/31/2020	1.80	0	0	0.50%	32.0%	12/31/2020	1.81	0	0	0.25%	32.4%	12/31/2020	1.83	0	0	0.00%	32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Service Class - 06-251

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,107	$106,036	6,295
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$119,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,228	59,838	$1.99
Band 100	-	-	2.09
Band 75	-	-	2.18
Band 50	-	-	2.28
Band 25	-	-	2.39
Band 0	-	-	2.50
Total	$119,228	59,838

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,547
Mortality & expense charges			(1,706)
Net investment income (loss)			1,841

Gain (loss) on investments:
Net realized gain (loss)			8,753
Realized gain distributions			4,740
Net change in unrealized appreciation (depreciation)			1,457
Net gain (loss)			14,950

Increase (decrease) in net assets from operations			$16,791

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,841	$(411)
Net realized gain (loss)		8,753	(1,437)
Realized gain distributions		4,740	-
Net change in unrealized appreciation (depreciation)		1,457	20,828

Increase (decrease) in net assets from operations		16,791	18,980

Contract owner transactions:
Proceeds from units sold		13,375	15,251
Cost of units redeemed		(47,137)	(63,699)
Account charges		(80)	-
Increase (decrease)		(33,842)	(48,448)
Net increase (decrease)		(17,051)	(29,468)
Net assets, beginning		136,279	165,747
Net assets, ending		$119,228	$136,279

Units sold		6,982	9,323
Units redeemed		(24,088)	(40,731)
Net increase (decrease)		(17,106)	(31,408)
Units outstanding, beginning		76,944	108,352
Units outstanding, ending		59,838	76,944

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$336,442
Cost of units redeemed/account charges			(302,190)
Net investment income (loss)			16,056
Net realized gain (loss)			37,433
Realized gain distributions			18,416
Net change in unrealized appreciation (depreciation)			13,071
Net assets			$119,228

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	60	$119	1.25%	12.5%	12/31/2024	$2.09	0	$0	1.00%	12.8%	12/31/2024	$2.18	0	$0	0.75%	13.1%
12/31/2023	1.77	77	136	1.25%	15.8%	12/31/2023	1.85	0	0	1.00%	16.1%	12/31/2023	1.93	0	0	0.75%	16.4%
12/31/2022	1.53	108	166	1.25%	-18.3%	12/31/2022	1.59	0	0	1.00%	-18.1%	12/31/2022	1.66	0	0	0.75%	-17.9%
12/31/2021	1.87	119	223	1.25%	15.0%	12/31/2021	1.94	0	0	1.00%	15.3%	12/31/2021	2.02	0	0	0.75%	15.5%
12/31/2020	1.63	131	213	1.25%	12.4%	12/31/2020	1.69	0	0	1.00%	12.7%	12/31/2020	1.75	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	0	$0	0.50%	13.4%	12/31/2024	$2.39	0	$0	0.25%	13.6%	12/31/2024	$2.50	0	$0	0.00%	13.9%
12/31/2023	2.01	0	0	0.50%	16.7%	12/31/2023	2.10	0	0	0.25%	16.9%	12/31/2023	2.20	0	0	0.00%	17.2%
12/31/2022	1.73	0	0	0.50%	-17.7%	12/31/2022	1.80	0	0	0.25%	-17.5%	12/31/2022	1.87	0	0	0.00%	-17.3%
12/31/2021	2.10	0	0	0.50%	15.8%	12/31/2021	2.18	0	0	0.25%	16.1%	12/31/2021	2.26	0	0	0.00%	16.4%
12/31/2020	1.81	0	0	0.50%	13.3%	12/31/2020	1.88	0	0	0.25%	13.6%	12/31/2020	1.94	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	1.1%
2022	2.9%
2021	4.1%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,637	$20,717	1,193
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$22,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,651	10,388	$2.18
Band 100	-	-	2.28
Band 75	-	-	2.39
Band 50	-	-	2.50
Band 25	-	-	2.62
Band 0	-	-	2.74
Total	$22,651	10,388

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$788
Mortality & expense charges			(502)
Net investment income (loss)			286

Gain (loss) on investments:
Net realized gain (loss)			5,343
Realized gain distributions			876
Net change in unrealized appreciation (depreciation)			(963)
Net gain (loss)			5,256

Increase (decrease) in net assets from operations			$5,542

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$286	$(156)
Net realized gain (loss)		5,343	6,547
Realized gain distributions		876	-
Net change in unrealized appreciation (depreciation)		(963)	4,539

Increase (decrease) in net assets from operations		5,542	10,930

Contract owner transactions:
Proceeds from units sold		5,862	25,951
Cost of units redeemed		(25,219)	(100,846)
Account charges		(101)	(115)
Increase (decrease)		(19,458)	(75,010)
Net increase (decrease)		(13,916)	(64,080)
Net assets, beginning		36,567	100,647
Net assets, ending		$22,651	$36,567

Units sold		2,823	14,542
Units redeemed		(11,401)	(56,322)
Net increase (decrease)		(8,578)	(41,780)
Units outstanding, beginning		18,966	60,746
Units outstanding, ending		10,388	18,966

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$482,012
Cost of units redeemed/account charges			(450,010)
Net investment income (loss)			21,428
Net realized gain (loss)			(51,917)
Realized gain distributions			19,218
Net change in unrealized appreciation (depreciation)			1,920
Net assets			$22,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	10	$23	1.25%	13.1%	12/31/2024	$2.28	0	$0	1.00%	13.4%	12/31/2024	$2.39	0	$0	0.75%	13.7%
12/31/2023	1.93	19	37	1.25%	16.4%	12/31/2023	2.01	0	0	1.00%	16.7%	12/31/2023	2.10	0	0	0.75%	16.9%
12/31/2022	1.66	61	101	1.25%	-17.9%	12/31/2022	1.73	0	0	1.00%	-17.7%	12/31/2022	1.80	0	0	0.75%	-17.5%
12/31/2021	2.02	41	82	1.25%	15.6%	12/31/2021	2.10	0	0	1.00%	15.9%	12/31/2021	2.18	0	0	0.75%	16.2%
12/31/2020	1.75	42	73	1.25%	12.9%	12/31/2020	1.81	0	0	1.00%	13.2%	12/31/2020	1.87	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	0	$0	0.50%	13.9%	12/31/2024	$2.62	0	$0	0.25%	14.2%	12/31/2024	$2.74	0	$0	0.00%	14.5%
12/31/2023	2.19	0	0	0.50%	17.2%	12/31/2023	2.29	0	0	0.25%	17.5%	12/31/2023	2.39	0	0	0.00%	17.8%
12/31/2022	1.87	0	0	0.50%	-17.3%	12/31/2022	1.95	0	0	0.25%	-17.1%	12/31/2022	2.03	0	0	0.00%	-16.9%
12/31/2021	2.26	0	0	0.50%	16.4%	12/31/2021	2.35	0	0	0.25%	16.7%	12/31/2021	2.44	0	0	0.00%	17.0%
12/31/2020	1.94	0	0	0.50%	13.8%	12/31/2020	2.01	0	0	0.25%	14.0%	12/31/2020	2.08	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	0.9%
2022	4.3%
2021	4.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Service Class - 06-368

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,427	$102,447	7,381
Receivables: investments sold	626
Payables: investments purchased	-
Net assets	$101,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,053	82,953	$1.22
Band 100	-	-	1.27
Band 75	-	-	1.33
Band 50	-	-	1.39
Band 25	-	-	1.45
Band 0	-	-	1.51
Total	$101,053	82,953

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,879
Mortality & expense charges			(4,123)
Net investment income (loss)			(2,244)

Gain (loss) on investments:
Net realized gain (loss)			85,841
Realized gain distributions			3,273
Net change in unrealized appreciation (depreciation)			(38,099)
Net gain (loss)			51,015

Increase (decrease) in net assets from operations			$48,771

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,244)	$5,445
Net realized gain (loss)		85,841	(1,183)
Realized gain distributions		3,273	-
Net change in unrealized appreciation (depreciation)		(38,099)	57,771

Increase (decrease) in net assets from operations		48,771	62,033

Contract owner transactions:
Proceeds from units sold		194,732	181,054
Cost of units redeemed		(574,853)	(121,167)
Account charges		(849)	(1,733)
Increase (decrease)		(380,970)	58,154
Net increase (decrease)		(332,199)	120,187
Net assets, beginning		433,252	313,065
Net assets, ending		$101,053	$433,252

Units sold		164,079	169,652
Units redeemed		(452,236)	(117,049)
Net increase (decrease)		(288,157)	52,603
Units outstanding, beginning		371,110	318,507
Units outstanding, ending		82,953	371,110

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,307,294
Cost of units redeemed/account charges			(2,391,487)
Net investment income (loss)			30,434
Net realized gain (loss)			142,644
Realized gain distributions			14,188
Net change in unrealized appreciation (depreciation)			(2,020)
Net assets			$101,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	83	$101	1.25%	4.3%	12/31/2024	$1.27	0	$0	1.00%	4.6%	12/31/2024	$1.33	0	$0	0.75%	4.9%
12/31/2023	1.17	371	433	1.25%	18.8%	12/31/2023	1.22	0	0	1.00%	19.1%	12/31/2023	1.27	0	0	0.75%	19.4%
12/31/2022	0.98	319	313	1.25%	-16.4%	12/31/2022	1.02	0	0	1.00%	-16.2%	12/31/2022	1.06	0	0	0.75%	-16.0%
12/31/2021	1.18	315	370	1.25%	9.8%	12/31/2021	1.22	0	0	1.00%	10.1%	12/31/2021	1.26	0	0	0.75%	10.4%
12/31/2020	1.07	209	224	1.25%	6.0%	12/31/2020	1.11	0	0	1.00%	6.2%	12/31/2020	1.14	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	5.1%	12/31/2024	$1.45	0	$0	0.25%	5.4%	12/31/2024	$1.51	0	$0	0.00%	5.7%
12/31/2023	1.32	0	0	0.50%	19.7%	12/31/2023	1.37	0	0	0.25%	20.0%	12/31/2023	1.43	0	0	0.00%	20.3%
12/31/2022	1.10	0	0	0.50%	-15.8%	12/31/2022	1.14	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.31	0	0	0.50%	10.6%	12/31/2021	1.35	0	0	0.25%	10.9%	12/31/2021	1.40	0	0	0.00%	11.2%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.26	77	97	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	2.7%
2022	3.2%
2021	2.6%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Institutional Class - 06-367

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,628,581	$1,568,385	118,462
Receivables: investments sold	21,596
Payables: investments purchased	-
Net assets	$1,650,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,650,177	1,242,795	$1.33
Band 100	-	-	1.39
Band 75	-	-	1.45
Band 50	-	-	1.51
Band 25	-	-	1.58
Band 0	-	-	1.64
Total	$1,650,177	1,242,795

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$39,327
Mortality & expense charges			(21,257)
Net investment income (loss)			18,070

Gain (loss) on investments:
Net realized gain (loss)			24,574
Realized gain distributions			52,053
Net change in unrealized appreciation (depreciation)			(18,331)
Net gain (loss)			58,296

Increase (decrease) in net assets from operations			$76,366

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,070	$27,668
Net realized gain (loss)		24,574	984
Realized gain distributions		52,053	-
Net change in unrealized appreciation (depreciation)		(18,331)	159,990

Increase (decrease) in net assets from operations		76,366	188,642

Contract owner transactions:
Proceeds from units sold		260,564	958,541
Cost of units redeemed		(204,595)	(383,786)
Account charges		(711)	(312)
Increase (decrease)		55,258	574,443
Net increase (decrease)		131,624	763,085
Net assets, beginning		1,518,553	755,468
Net assets, ending		$1,650,177	$1,518,553

Units sold		194,942	812,741
Units redeemed		(152,101)	(325,198)
Net increase (decrease)		42,841	487,543
Units outstanding, beginning		1,199,954	712,411
Units outstanding, ending		1,242,795	1,199,954

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,673,210
Cost of units redeemed/account charges			(7,423,733)
Net investment income (loss)			225,318
Net realized gain (loss)			(34,068)
Realized gain distributions			149,254
Net change in unrealized appreciation (depreciation)			60,196
Net assets			$1,650,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	1,243	$1,650	1.25%	4.9%	12/31/2024	$1.39	0	$0	1.00%	5.2%	12/31/2024	$1.45	0	$0	0.75%	5.5%
12/31/2023	1.27	1,200	1,519	1.25%	19.3%	12/31/2023	1.32	0	0	1.00%	19.6%	12/31/2023	1.37	0	0	0.75%	19.9%
12/31/2022	1.06	712	755	1.25%	-16.0%	12/31/2022	1.10	0	0	1.00%	-15.8%	12/31/2022	1.14	0	0	0.75%	-15.6%
12/31/2021	1.26	2,653	3,350	1.25%	10.4%	12/31/2021	1.31	0	0	1.00%	10.6%	12/31/2021	1.35	0	0	0.75%	10.9%
12/31/2020	1.14	1,886	2,157	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.22	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	5.7%	12/31/2024	$1.58	0	$0	0.25%	6.0%	12/31/2024	$1.64	0	$0	0.00%	6.2%
12/31/2023	1.43	0	0	0.50%	20.2%	12/31/2023	1.49	0	0	0.25%	20.5%	12/31/2023	1.55	0	0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.28	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	11.2%	12/31/2021	1.45	0	0	0.25%	11.5%	12/31/2021	1.51	0	0	0.00%	11.7%
12/31/2020	1.26	0	0	0.50%	7.3%	12/31/2020	1.30	0	0	0.25%	7.6%	12/31/2020	1.35	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	3.7%
2022	1.4%
2021	3.7%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.15
Band 50	-	-	2.20
Band 25	-	-	2.26
Band 0	-	-	2.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$433,668
Cost of units redeemed/account charges			(443,483)
Net investment income (loss)			(557)
Net realized gain (loss)			(5,161)
Realized gain distributions			15,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	1.25%	15.7%	12/31/2024	$2.09	0	$0	1.00%	16.0%	12/31/2024	$2.15	0	$0	0.75%	16.3%
12/31/2023	1.76	0	0	1.25%	9.1%	12/31/2023	1.80	0	0	1.00%	9.4%	12/31/2023	1.85	0	0	0.75%	9.6%
12/31/2022	1.61	0	0	1.25%	-9.9%	12/31/2022	1.65	0	0	1.00%	-9.7%	12/31/2022	1.68	0	0	0.75%	-9.5%
12/31/2021	1.79	0	0	1.25%	27.0%	12/31/2021	1.82	0	0	1.00%	27.3%	12/31/2021	1.86	0	0	0.75%	27.6%
12/31/2020	1.41	0	0	1.25%	-0.3%	12/31/2020	1.43	0	0	1.00%	0.0%	12/31/2020	1.46	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	0	$0	0.50%	16.6%	12/31/2024	$2.26	0	$0	0.25%	16.9%	12/31/2024	$2.32	0	$0	0.00%	17.2%
12/31/2023	1.89	0	0	0.50%	9.9%	12/31/2023	1.94	0	0	0.25%	10.2%	12/31/2023	1.98	0	0	0.00%	10.5%
12/31/2022	1.72	0	0	0.50%	-9.2%	12/31/2022	1.76	0	0	0.25%	-9.0%	12/31/2022	1.79	0	0	0.00%	-8.8%
12/31/2021	1.89	0	0	0.50%	27.9%	12/31/2021	1.93	0	0	0.25%	28.3%	12/31/2021	1.97	0	0	0.00%	28.6%
12/31/2020	1.48	0	0	0.50%	0.5%	12/31/2020	1.51	0	0	0.25%	0.7%	12/31/2020	1.53	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,722	$6,903	335
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$7,722

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,722	3,645	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.29
Band 25	-	-	2.35
Band 0	-	-	2.42
Total	$7,722	3,645

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$85
Mortality & expense charges			(92)
Net investment income (loss)			(7)

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			939
Net change in unrealized appreciation (depreciation)			127
Net gain (loss)			1,083

Increase (decrease) in net assets from operations			$1,076

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7)	$19
Net realized gain (loss)		17	4
Realized gain distributions		939	152
Net change in unrealized appreciation (depreciation)		127	397

Increase (decrease) in net assets from operations		1,076	572

Contract owner transactions:
Proceeds from units sold		16	87
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		16	87
Net increase (decrease)		1,092	659
Net assets, beginning		6,630	5,971
Net assets, ending		$7,722	$6,630

Units sold		8	50
Units redeemed		-	-
Net increase (decrease)		8	50
Units outstanding, beginning		3,637	3,587
Units outstanding, ending		3,645	3,637

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,866,554
Cost of units redeemed/account charges			(7,598,836)
Net investment income (loss)			76,557
Net realized gain (loss)			471,240
Realized gain distributions			191,388
Net change in unrealized appreciation (depreciation)			819
Net assets			$7,722

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	4	$8	1.25%	16.2%	12/31/2024	$2.18	0	$0	1.00%	16.5%	12/31/2024	$2.23	0	$0	0.75%	16.8%
12/31/2023	1.82	4	7	1.25%	9.5%	12/31/2023	1.87	0	0	1.00%	9.8%	12/31/2023	1.91	0	0	0.75%	10.1%
12/31/2022	1.66	4	6	1.25%	-9.6%	12/31/2022	1.70	0	0	1.00%	-9.3%	12/31/2022	1.74	0	0	0.75%	-9.1%
12/31/2021	1.84	4	6	1.25%	27.5%	12/31/2021	1.88	0	0	1.00%	27.8%	12/31/2021	1.91	0	0	0.75%	28.1%
12/31/2020	1.44	4	5	1.25%	0.1%	12/31/2020	1.47	0	0	1.00%	0.3%	12/31/2020	1.49	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.29	0	$0	0.50%	17.1%	12/31/2024	$2.35	0	$0	0.25%	17.4%	12/31/2024	$2.42	0	$0	0.00%	17.7%
12/31/2023	1.96	0	0	0.50%	10.3%	12/31/2023	2.01	0	0	0.25%	10.6%	12/31/2023	2.05	0	0	0.00%	10.9%
12/31/2022	1.77	0	0	0.50%	-8.9%	12/31/2022	1.81	0	0	0.25%	-8.7%	12/31/2022	1.85	0	0	0.00%	-8.4%
12/31/2021	1.95	0	0	0.50%	28.4%	12/31/2021	1.98	0	0	0.25%	28.8%	12/31/2021	2.02	0	0	0.00%	29.1%
12/31/2020	1.52	0	0	0.50%	0.8%	12/31/2020	1.54	0	0	0.25%	1.1%	12/31/2020	1.57	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.5%
2022	1.3%
2021	1.3%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Service Class - 06-253

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,348,708	$1,364,517	38,916
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$1,348,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$945,384	313,560	$3.02
Band 100	403,460	127,867	3.16
Band 75	-	-	3.30
Band 50	-	-	3.46
Band 25	-	-	3.62
Band 0	-	-	3.78
Total	$1,348,844	441,427

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,008
Mortality & expense charges			(19,938)
Net investment income (loss)			(11,930)

Gain (loss) on investments:
Net realized gain (loss)			5,903
Realized gain distributions			83,630
Net change in unrealized appreciation (depreciation)			83,802
Net gain (loss)			173,335

Increase (decrease) in net assets from operations			$161,405

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,930)	$(12,144)
Net realized gain (loss)		5,903	(24,755)
Realized gain distributions		83,630	71,581
Net change in unrealized appreciation (depreciation)		83,802	125,495

Increase (decrease) in net assets from operations		161,405	160,177

Contract owner transactions:
Proceeds from units sold		139,595	171,474
Cost of units redeemed		(713,249)	(197,121)
Account charges		(536)	(442)
Increase (decrease)		(574,190)	(26,089)
Net increase (decrease)		(412,785)	134,088
Net assets, beginning		1,761,629	1,627,541
Net assets, ending		$1,348,844	$1,761,629

Units sold		49,288	67,311
Units redeemed		(246,316)	(76,616)
Net increase (decrease)		(197,028)	(9,305)
Units outstanding, beginning		638,455	647,760
Units outstanding, ending		441,427	638,455

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,200,189
Cost of units redeemed/account charges			(27,282,468)
Net investment income (loss)			(351,021)
Net realized gain (loss)			(1,189,941)
Realized gain distributions			4,987,894
Net change in unrealized appreciation (depreciation)			(15,809)
Net assets			$1,348,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	314	$945	1.25%	10.3%	12/31/2024	$3.16	128	$403	1.00%	10.6%	12/31/2024	$3.30	0	$0	0.75%	10.8%
12/31/2023	2.73	504	1,377	1.25%	9.9%	12/31/2023	2.85	135	385	1.00%	10.2%	12/31/2023	2.98	0	0	0.75%	10.4%
12/31/2022	2.49	493	1,228	1.25%	-11.9%	12/31/2022	2.59	154	400	1.00%	-11.6%	12/31/2022	2.70	0	0	0.75%	-11.4%
12/31/2021	2.82	546	1,541	1.25%	28.6%	12/31/2021	2.93	198	579	1.00%	28.9%	12/31/2021	3.05	0	0	0.75%	29.3%
12/31/2020	2.19	533	1,170	1.25%	6.9%	12/31/2020	2.27	217	494	1.00%	7.2%	12/31/2020	2.36	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	0	$0	0.50%	11.1%	12/31/2024	$3.62	0	$0	0.25%	11.4%	12/31/2024	$3.78	0	$0	0.00%	11.7%
12/31/2023	3.11	0	0	0.50%	10.7%	12/31/2023	3.25	0	0	0.25%	11.0%	12/31/2023	3.39	0	0	0.00%	11.3%
12/31/2022	2.81	0	0	0.50%	-11.2%	12/31/2022	2.93	0	0	0.25%	-11.0%	12/31/2022	3.05	0	0	0.00%	-10.8%
12/31/2021	3.16	0	0	0.50%	29.6%	12/31/2021	3.29	0	0	0.25%	29.9%	12/31/2021	3.41	0	0	0.00%	30.2%
12/31/2020	2.44	0	0	0.50%	7.7%	12/31/2020	2.53	0	0	0.25%	8.0%	12/31/2020	2.62	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.4%
2022	0.3%
2021	0.2%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,798,594	$2,733,941	76,616
Receivables: investments sold	970
Payables: investments purchased	-
Net assets	$2,799,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,799,564	847,963	$3.30
Band 100	-	-	3.45
Band 75	-	-	3.62
Band 50	-	-	3.78
Band 25	-	-	3.96
Band 0	-	-	4.14
Total	$2,799,564	847,963

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,386
Mortality & expense charges			(34,557)
Net investment income (loss)			(6,171)

Gain (loss) on investments:
Net realized gain (loss)			47,600
Realized gain distributions			158,800
Net change in unrealized appreciation (depreciation)			85,646
Net gain (loss)			292,046

Increase (decrease) in net assets from operations			$285,875

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,171)	$56
Net realized gain (loss)		47,600	(11,998)
Realized gain distributions		158,800	97,347
Net change in unrealized appreciation (depreciation)		85,646	134,190

Increase (decrease) in net assets from operations		285,875	219,595

Contract owner transactions:
Proceeds from units sold		470,105	906,921
Cost of units redeemed		(527,168)	(153,068)
Account charges		(1,054)	(865)
Increase (decrease)		(58,117)	752,988
Net increase (decrease)		227,758	972,583
Net assets, beginning		2,571,806	1,599,223
Net assets, ending		$2,799,564	$2,571,806

Units sold		145,181	326,640
Units redeemed		(160,335)	(56,382)
Net increase (decrease)		(15,154)	270,258
Units outstanding, beginning		863,117	592,859
Units outstanding, ending		847,963	863,117

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$82,335,506
Cost of units redeemed/account charges			(98,584,917)
Net investment income (loss)			(589,744)
Net realized gain (loss)			5,407,234
Realized gain distributions			14,166,832
Net change in unrealized appreciation (depreciation)			64,653
Net assets			$2,799,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	848	$2,800	1.25%	10.8%	12/31/2024	$3.45	0	$0	1.00%	11.1%	12/31/2024	$3.62	0	$0	0.75%	11.4%
12/31/2023	2.98	863	2,572	1.25%	10.5%	12/31/2023	3.11	0	0	1.00%	10.7%	12/31/2023	3.25	0	0	0.75%	11.0%
12/31/2022	2.70	593	1,599	1.25%	-11.4%	12/31/2022	2.81	0	0	1.00%	-11.2%	12/31/2022	2.92	0	0	0.75%	-11.0%
12/31/2021	3.05	455	1,385	1.25%	29.3%	12/31/2021	3.16	0	0	1.00%	29.6%	12/31/2021	3.29	0	0	0.75%	29.9%
12/31/2020	2.36	468	1,103	1.25%	7.4%	12/31/2020	2.44	0	0	1.00%	7.7%	12/31/2020	2.53	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.78	0	$0	0.50%	11.6%	12/31/2024	$3.96	0	$0	0.25%	11.9%	12/31/2024	$4.14	0	$0	0.00%	12.2%
12/31/2023	3.39	0	0	0.50%	11.3%	12/31/2023	3.54	0	0	0.25%	11.6%	12/31/2023	3.69	0	0	0.00%	11.8%
12/31/2022	3.05	0	0	0.50%	-10.8%	12/31/2022	3.17	0	0	0.25%	-10.5%	12/31/2022	3.30	0	0	0.00%	-10.3%
12/31/2021	3.41	0	0	0.50%	30.2%	12/31/2021	3.55	0	0	0.25%	30.6%	12/31/2021	3.68	0	0	0.00%	30.9%
12/31/2020	2.62	0	0	0.50%	8.2%	12/31/2020	2.72	0	0	0.25%	8.5%	12/31/2020	2.81	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.1%
2022	1.0%
2021	0.7%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Institutional Class - 06-254

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$372,762	$412,353	9,241
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$372,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$372,898	124,405	$3.00
Band 100	-	-	3.14
Band 75	-	-	3.28
Band 50	-	-	3.44
Band 25	-	-	3.60
Band 0	-	-	3.76
Total	$372,898	124,405

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,047
Mortality & expense charges			(7,416)
Net investment income (loss)			(2,369)

Gain (loss) on investments:
Net realized gain (loss)			(69,450)
Realized gain distributions			60,424
Net change in unrealized appreciation (depreciation)			43,069
Net gain (loss)			34,043

Increase (decrease) in net assets from operations			$31,674

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,369)	$(6,241)
Net realized gain (loss)		(69,450)	(191,071)
Realized gain distributions		60,424	31,859
Net change in unrealized appreciation (depreciation)		43,069	248,228

Increase (decrease) in net assets from operations		31,674	82,775

Contract owner transactions:
Proceeds from units sold		122,435	315,019
Cost of units redeemed		(794,592)	(693,188)
Account charges		(314)	(2,808)
Increase (decrease)		(672,471)	(380,977)
Net increase (decrease)		(640,797)	(298,202)
Net assets, beginning		1,013,695	1,311,897
Net assets, ending		$372,898	$1,013,695

Units sold		43,325	121,693
Units redeemed		(278,572)	(273,770)
Net increase (decrease)		(235,247)	(152,077)
Units outstanding, beginning		359,652	511,729
Units outstanding, ending		124,405	359,652

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$83,068,444
Cost of units redeemed/account charges			(96,815,498)
Net investment income (loss)			(885,426)
Net realized gain (loss)			4,610,860
Realized gain distributions			10,434,109
Net change in unrealized appreciation (depreciation)			(39,591)
Net assets			$372,898

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.00	124	$373	1.25%	6.3%	12/31/2024	$3.14	0	$0	1.00%	6.6%	12/31/2024	$3.28	0	$0	0.75%	6.9%
12/31/2023	2.82	360	1,014	1.25%	9.9%	12/31/2023	2.94	0	0	1.00%	10.2%	12/31/2023	3.07	0	0	0.75%	10.5%
12/31/2022	2.56	512	1,312	1.25%	-15.8%	12/31/2022	2.67	0	0	1.00%	-15.6%	12/31/2022	2.78	0	0	0.75%	-15.4%
12/31/2021	3.05	1,079	3,285	1.25%	25.1%	12/31/2021	3.16	0	0	1.00%	25.4%	12/31/2021	3.29	0	0	0.75%	25.8%
12/31/2020	2.43	3,769	9,171	1.25%	0.8%	12/31/2020	2.52	0	0	1.00%	1.0%	12/31/2020	2.61	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	7.2%	12/31/2024	$3.60	0	$0	0.25%	7.4%	12/31/2024	$3.76	0	$0	0.00%	7.7%
12/31/2023	3.21	0	0	0.50%	10.8%	12/31/2023	3.35	0	0	0.25%	11.0%	12/31/2023	3.49	0	0	0.00%	11.3%
12/31/2022	2.89	0	0	0.50%	-15.2%	12/31/2022	3.01	0	0	0.25%	-15.0%	12/31/2022	3.14	0	0	0.00%	-14.8%
12/31/2021	3.41	0	0	0.50%	26.1%	12/31/2021	3.54	0	0	0.25%	26.4%	12/31/2021	3.68	0	0	0.00%	26.7%
12/31/2020	2.71	0	0	0.50%	1.5%	12/31/2020	2.80	0	0	0.25%	1.8%	12/31/2020	2.91	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.8%
2022	0.4%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Service Class - 06-256

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,110,655	$1,411,078	35,092
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$1,110,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$648,621	236,976	$2.74
Band 100	462,058	161,312	2.86
Band 75	-	-	3.00
Band 50	-	-	3.14
Band 25	-	-	3.28
Band 0	-	-	3.44
Total	$1,110,679	398,288

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,237
Mortality & expense charges			(14,659)
Net investment income (loss)			(2,422)

Gain (loss) on investments:
Net realized gain (loss)			(130,260)
Realized gain distributions			222,768
Net change in unrealized appreciation (depreciation)			(33,455)
Net gain (loss)			59,053

Increase (decrease) in net assets from operations			$56,631

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,422)	$(8,633)
Net realized gain (loss)		(130,260)	(128,514)
Realized gain distributions		222,768	60,022
Net change in unrealized appreciation (depreciation)		(33,455)	216,805

Increase (decrease) in net assets from operations		56,631	139,680

Contract owner transactions:
Proceeds from units sold		113,753	207,074
Cost of units redeemed		(636,804)	(373,432)
Account charges		(523)	(1,679)
Increase (decrease)		(523,574)	(168,037)
Net increase (decrease)		(466,943)	(28,357)
Net assets, beginning		1,577,622	1,605,979
Net assets, ending		$1,110,679	$1,577,622

Units sold		44,663	86,435
Units redeemed		(248,838)	(154,927)
Net increase (decrease)		(204,175)	(68,492)
Units outstanding, beginning		602,463	670,955
Units outstanding, ending		398,288	602,463

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,308,068
Cost of units redeemed/account charges			(48,143,000)
Net investment income (loss)			(756,145)
Net realized gain (loss)			1,704,042
Realized gain distributions			6,298,137
Net change in unrealized appreciation (depreciation)			(300,423)
Net assets			$1,110,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.74	237	$649	1.25%	5.8%	12/31/2024	$2.86	161	$462	1.00%	6.1%	12/31/2024	$3.00	0	$0	0.75%	6.4%
12/31/2023	2.59	432	1,119	1.25%	9.4%	12/31/2023	2.70	170	459	1.00%	9.7%	12/31/2023	2.82	0	0	0.75%	9.9%
12/31/2022	2.36	473	1,119	1.25%	-16.2%	12/31/2022	2.46	198	487	1.00%	-16.0%	12/31/2022	2.56	0	0	0.75%	-15.8%
12/31/2021	2.82	670	1,892	1.25%	24.5%	12/31/2021	2.93	213	626	1.00%	24.8%	12/31/2021	3.05	0	0	0.75%	25.1%
12/31/2020	2.27	1,118	2,534	1.25%	0.3%	12/31/2020	2.35	225	528	1.00%	0.5%	12/31/2020	2.43	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	0	$0	0.50%	6.6%	12/31/2024	$3.28	0	$0	0.25%	6.9%	12/31/2024	$3.44	0	$0	0.00%	7.2%
12/31/2023	2.94	0	0	0.50%	10.2%	12/31/2023	3.07	0	0	0.25%	10.5%	12/31/2023	3.21	0	0	0.00%	10.7%
12/31/2022	2.67	0	0	0.50%	-15.6%	12/31/2022	2.78	0	0	0.25%	-15.4%	12/31/2022	2.90	0	0	0.00%	-15.2%
12/31/2021	3.16	0	0	0.50%	25.4%	12/31/2021	3.29	0	0	0.25%	25.7%	12/31/2021	3.41	0	0	0.00%	26.1%
12/31/2020	2.52	0	0	0.50%	1.0%	12/31/2020	2.61	0	0	0.25%	1.3%	12/31/2020	2.71	413	1,119	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.6%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,117,116	$5,158,239	196,390
Receivables: investments sold	-
Payables: investments purchased	(1,899)
Net assets	$7,115,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,115,217	745,745	$9.54
Band 100	-	-	9.99
Band 75	-	-	10.45
Band 50	-	-	10.94
Band 25	-	-	11.44
Band 0	-	-	11.98
Total	$7,115,217	745,745

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(83,096)
Net investment income (loss)			(83,096)

Gain (loss) on investments:
Net realized gain (loss)			268,283
Realized gain distributions			233,307
Net change in unrealized appreciation (depreciation)			1,240,395
Net gain (loss)			1,741,985

Increase (decrease) in net assets from operations			$1,658,889

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(83,096)	$(57,537)
Net realized gain (loss)		268,283	(153,085)
Realized gain distributions		233,307	-
Net change in unrealized appreciation (depreciation)		1,240,395	2,241,276

Increase (decrease) in net assets from operations		1,658,889	2,030,654

Contract owner transactions:
Proceeds from units sold		919,069	677,102
Cost of units redeemed		(1,141,386)	(780,229)
Account charges		(1,334)	(1,533)
Increase (decrease)		(223,651)	(104,660)
Net increase (decrease)		1,435,238	1,925,994
Net assets, beginning		5,679,979	3,753,985
Net assets, ending		$7,115,217	$5,679,979

Units sold		111,337	110,057
Units redeemed		(134,003)	(135,461)
Net increase (decrease)		(22,666)	(25,404)
Units outstanding, beginning		768,411	793,815
Units outstanding, ending		745,745	768,411

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,722,612
Cost of units redeemed/account charges			(35,244,405)
Net investment income (loss)			(1,140,164)
Net realized gain (loss)			6,162,536
Realized gain distributions			5,655,761
Net change in unrealized appreciation (depreciation)			1,958,877
Net assets			$7,115,217

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.54	746	$7,115	1.25%	29.1%	12/31/2024	$9.99	0	$0	1.00%	29.4%	12/31/2024	$10.45	0	$0	0.75%	29.7%
12/31/2023	7.39	768	5,680	1.25%	56.3%	12/31/2023	7.72	0	0	1.00%	56.7%	12/31/2023	8.06	0	0	0.75%	57.1%
12/31/2022	4.73	794	3,754	1.25%	-39.9%	12/31/2022	4.92	0	0	1.00%	-39.8%	12/31/2022	5.13	0	0	0.75%	-39.6%
12/31/2021	7.87	912	7,177	1.25%	20.2%	12/31/2021	8.17	0	0	1.00%	20.5%	12/31/2021	8.49	0	0	0.75%	20.8%
12/31/2020	6.55	972	6,366	1.25%	44.1%	12/31/2020	6.78	0	0	1.00%	44.4%	12/31/2020	7.03	0	0	0.75%	44.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.94	0	$0	0.50%	30.1%	12/31/2024	$11.44	0	$0	0.25%	30.4%	12/31/2024	$11.98	0	$0	0.00%	30.7%
12/31/2023	8.41	0	0	0.50%	57.5%	12/31/2023	8.78	0	0	0.25%	57.9%	12/31/2023	9.16	0	0	0.00%	58.3%
12/31/2022	5.34	0	0	0.50%	-39.5%	12/31/2022	5.56	0	0	0.25%	-39.3%	12/31/2022	5.79	0	0	0.00%	-39.2%
12/31/2021	8.82	0	0	0.50%	21.1%	12/31/2021	9.16	0	0	0.25%	21.4%	12/31/2021	9.52	0	0	0.00%	21.7%
12/31/2020	7.28	0	0	0.50%	45.1%	12/31/2020	7.55	0	0	0.25%	45.5%	12/31/2020	7.82	0	0	0.00%	45.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Service Class - 06-258

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,248,488	$969,004	47,695
Receivables: investments sold	-
Payables: investments purchased	(4,103)
Net assets	$1,244,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$926,953	106,235	$8.73
Band 100	317,432	34,763	9.13
Band 75	-	-	9.56
Band 50	-	-	10.00
Band 25	-	-	10.47
Band 0	-	-	10.95
Total	$1,244,385	140,998

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,371)
Net investment income (loss)			(14,371)

Gain (loss) on investments:
Net realized gain (loss)			98,575
Realized gain distributions			54,856
Net change in unrealized appreciation (depreciation)			158,408
Net gain (loss)			311,839

Increase (decrease) in net assets from operations			$297,468

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,371)	$(11,069)
Net realized gain (loss)		98,575	(157,180)
Realized gain distributions		54,856	-
Net change in unrealized appreciation (depreciation)		158,408	568,892

Increase (decrease) in net assets from operations		297,468	400,643

Contract owner transactions:
Proceeds from units sold		559,830	318,917
Cost of units redeemed		(656,784)	(413,915)
Account charges		(120)	(142)
Increase (decrease)		(97,074)	(95,140)
Net increase (decrease)		200,394	305,503
Net assets, beginning		1,043,991	738,488
Net assets, ending		$1,244,385	$1,043,991

Units sold		75,245	59,222
Units redeemed		(86,389)	(74,990)
Net increase (decrease)		(11,144)	(15,768)
Units outstanding, beginning		152,142	167,910
Units outstanding, ending		140,998	152,142

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,763,940
Cost of units redeemed/account charges			(10,635,326)
Net investment income (loss)			(200,465)
Net realized gain (loss)			681,509
Realized gain distributions			1,355,243
Net change in unrealized appreciation (depreciation)			279,484
Net assets			$1,244,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.73	106	$927	1.25%	28.5%	12/31/2024	$9.13	35	$317	1.00%	28.8%	12/31/2024	$9.56	0	$0	0.75%	29.1%
12/31/2023	6.79	116	790	1.25%	55.5%	12/31/2023	7.09	36	254	1.00%	55.9%	12/31/2023	7.40	0	0	0.75%	56.3%
12/31/2022	4.37	140	611	1.25%	-40.2%	12/31/2022	4.55	28	127	1.00%	-40.1%	12/31/2022	4.74	0	0	0.75%	-39.9%
12/31/2021	7.31	164	1,197	1.25%	19.6%	12/31/2021	7.59	59	450	1.00%	19.9%	12/31/2021	7.88	0	0	0.75%	20.2%
12/31/2020	6.11	186	1,133	1.25%	43.3%	12/31/2020	6.33	69	437	1.00%	43.7%	12/31/2020	6.56	0	0	0.75%	44.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.00	0	$0	0.50%	29.4%	12/31/2024	$10.47	0	$0	0.25%	29.8%	12/31/2024	$10.95	0	$0	0.00%	30.1%
12/31/2023	7.73	0	0	0.50%	56.7%	12/31/2023	8.06	0	0	0.25%	57.0%	12/31/2023	8.42	0	0	0.00%	57.4%
12/31/2022	4.93	0	0	0.50%	-39.8%	12/31/2022	5.14	0	0	0.25%	-39.6%	12/31/2022	5.35	0	0	0.00%	-39.5%
12/31/2021	8.19	0	0	0.50%	20.5%	12/31/2021	8.50	0	0	0.25%	20.8%	12/31/2021	8.83	0	0	0.00%	21.1%
12/31/2020	6.79	0	0	0.50%	44.4%	12/31/2020	7.04	0	0	0.25%	44.8%	12/31/2020	7.29	0	0	0.00%	45.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,691	$90,762	1,588
Receivables: investments sold	64
Payables: investments purchased	-
Net assets	$98,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,755	34,852	$2.83
Band 100	-	-	2.91
Band 75	-	-	2.99
Band 50	-	-	3.07
Band 25	-	-	3.15
Band 0	-	-	3.23
Total	$98,755	34,852

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,626)
Net investment income (loss)			(1,626)

Gain (loss) on investments:
Net realized gain (loss)			18,269
Realized gain distributions			13,470
Net change in unrealized appreciation (depreciation)			4,793
Net gain (loss)			36,532

Increase (decrease) in net assets from operations			$34,906

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,626)	$(1,196)
Net realized gain (loss)		18,269	(3,780)
Realized gain distributions		13,470	2,880
Net change in unrealized appreciation (depreciation)		4,793	26,647

Increase (decrease) in net assets from operations		34,906	24,551

Contract owner transactions:
Proceeds from units sold		18,570	14,720
Cost of units redeemed		(92,100)	(30,891)
Account charges		(39)	(86)
Increase (decrease)		(73,569)	(16,257)
Net increase (decrease)		(38,663)	8,294
Net assets, beginning		137,418	129,124
Net assets, ending		$98,755	$137,418

Units sold		7,564	7,312
Units redeemed		(34,101)	(15,972)
Net increase (decrease)		(26,537)	(8,660)
Units outstanding, beginning		61,389	70,049
Units outstanding, ending		34,852	61,389

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,117,376
Cost of units redeemed/account charges			(3,110,313)
Net investment income (loss)			(40,212)
Net realized gain (loss)			795,098
Realized gain distributions			328,877
Net change in unrealized appreciation (depreciation)			7,929
Net assets			$98,755

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.83	35	$99	1.25%	26.6%	12/31/2024	$2.91	0	$0	1.00%	26.9%	12/31/2024	$2.99	0	$0	0.75%	27.2%
12/31/2023	2.24	61	137	1.25%	21.4%	12/31/2023	2.29	0	0	1.00%	21.7%	12/31/2023	2.35	0	0	0.75%	22.0%
12/31/2022	1.84	70	129	1.25%	-20.7%	12/31/2022	1.88	0	0	1.00%	-20.5%	12/31/2022	1.92	0	0	0.75%	-20.3%
12/31/2021	2.33	83	192	1.25%	27.3%	12/31/2021	2.37	0	0	1.00%	27.7%	12/31/2021	2.41	0	0	0.75%	28.0%
12/31/2020	1.83	754	1,376	1.25%	16.2%	12/31/2020	1.86	0	0	1.00%	16.5%	12/31/2020	1.89	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.07	0	$0	0.50%	27.5%	12/31/2024	$3.15	0	$0	0.25%	27.9%	12/31/2024	$3.23	0	$0	0.00%	28.2%
12/31/2023	2.40	0	0	0.50%	22.3%	12/31/2023	2.46	0	0	0.25%	22.7%	12/31/2023	2.52	0	0	0.00%	23.0%
12/31/2022	1.96	0	0	0.50%	-20.1%	12/31/2022	2.01	0	0	0.25%	-19.9%	12/31/2022	2.05	0	0	0.00%	-19.7%
12/31/2021	2.46	0	0	0.50%	28.3%	12/31/2021	2.51	0	0	0.25%	28.6%	12/31/2021	2.55	0	0	0.00%	28.9%
12/31/2020	1.92	0	0	0.50%	17.1%	12/31/2020	1.95	0	0	0.25%	17.4%	12/31/2020	1.98	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.3%
2022	0.5%
2021	0.1%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$487,581	$459,740	7,921
Receivables: investments sold	-
Payables: investments purchased	(2,160)
Net assets	$485,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$485,421	164,822	$2.95
Band 100	-	-	3.02
Band 75	-	-	3.10
Band 50	-	-	3.19
Band 25	-	-	3.27
Band 0	-	-	3.36
Total	$485,421	164,822

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,081
Mortality & expense charges			(5,127)
Net investment income (loss)			(3,046)

Gain (loss) on investments:
Net realized gain (loss)			4,530
Realized gain distributions			66,925
Net change in unrealized appreciation (depreciation)			26,189
Net gain (loss)			97,644

Increase (decrease) in net assets from operations			$94,598

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,046)	$(1,957)
Net realized gain (loss)		4,530	(794)
Realized gain distributions		66,925	8,071
Net change in unrealized appreciation (depreciation)		26,189	60,049

Increase (decrease) in net assets from operations		94,598	65,369

Contract owner transactions:
Proceeds from units sold		89,795	41,665
Cost of units redeemed		(81,404)	(5,207)
Account charges		(565)	(221)
Increase (decrease)		7,826	36,237
Net increase (decrease)		102,424	101,606
Net assets, beginning		382,997	281,391
Net assets, ending		$485,421	$382,997

Units sold		32,962	19,869
Units redeemed		(33,418)	(2,629)
Net increase (decrease)		(456)	17,240
Units outstanding, beginning		165,278	148,038
Units outstanding, ending		164,822	165,278

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,850,898
Cost of units redeemed/account charges			(1,840,899)
Net investment income (loss)			(8,988)
Net realized gain (loss)			252,738
Realized gain distributions			203,831
Net change in unrealized appreciation (depreciation)			27,841
Net assets			$485,421

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.95	165	$485	1.25%	27.1%	12/31/2024	$3.02	0	$0	1.00%	27.4%	12/31/2024	$3.10	0	$0	0.75%	27.7%
12/31/2023	2.32	165	383	1.25%	21.9%	12/31/2023	2.37	0	0	1.00%	22.2%	12/31/2023	2.43	0	0	0.75%	22.5%
12/31/2022	1.90	148	281	1.25%	-20.4%	12/31/2022	1.94	0	0	1.00%	-20.2%	12/31/2022	1.98	0	0	0.75%	-20.0%
12/31/2021	2.39	113	269	1.25%	27.8%	12/31/2021	2.43	0	0	1.00%	28.1%	12/31/2021	2.48	0	0	0.75%	28.4%
12/31/2020	1.87	217	406	1.25%	16.7%	12/31/2020	1.90	0	0	1.00%	16.9%	12/31/2020	1.93	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.19	0	$0	0.50%	28.1%	12/31/2024	$3.27	0	$0	0.25%	28.4%	12/31/2024	$3.36	0	$0	0.00%	28.7%
12/31/2023	2.49	0	0	0.50%	22.8%	12/31/2023	2.55	0	0	0.25%	23.1%	12/31/2023	2.61	0	0	0.00%	23.4%
12/31/2022	2.03	0	0	0.50%	-19.8%	12/31/2022	2.07	0	0	0.25%	-19.6%	12/31/2022	2.11	0	0	0.00%	-19.4%
12/31/2021	2.53	0	0	0.50%	28.7%	12/31/2021	2.58	0	0	0.25%	29.1%	12/31/2021	2.62	0	0	0.00%	29.4%
12/31/2020	1.96	0	0	0.50%	17.5%	12/31/2020	2.00	0	0	0.25%	17.8%	12/31/2020	2.03	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.6%
2022	1.1%
2021	0.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,785,095	$8,785,093	8,792,940
Receivables: investments sold	7,846
Payables: investments purchased	-
Net assets	$8,792,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,792,941	8,489,148	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$8,792,941	8,489,148

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$397,850
Mortality & expense charges			(104,380)
Net investment income (loss)			293,470

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$293,471

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$293,470	$251,153
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		293,471	251,153

Contract owner transactions:
Proceeds from units sold		4,163,358	2,514,298
Cost of units redeemed		(3,622,563)	(1,722,176)
Account charges		(5,684)	(7,026)
Increase (decrease)		535,111	785,096
Net increase (decrease)		828,582	1,036,249
Net assets, beginning		7,964,359	6,928,110
Net assets, ending		$8,792,941	$7,964,359

Units sold		4,121,676	2,574,045
Units redeemed		(3,599,739)	(1,775,785)
Net increase (decrease)		521,937	798,260
Units outstanding, beginning		7,967,211	7,168,951
Units outstanding, ending		8,489,148	7,967,211

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$81,365,578
Cost of units redeemed/account charges			(72,744,955)
Net investment income (loss)			172,316
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net assets			$8,792,941

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	8,489	$8,793	1.25%	3.6%	12/31/2024	$1.06	0	$0	1.00%	3.9%	12/31/2024	$1.08	0	$0	0.75%	4.1%
12/31/2023	1.00	7,967	7,964	1.25%	3.4%	12/31/2023	1.02	0	0	1.00%	3.7%	12/31/2023	1.04	0	0	0.75%	4.0%
12/31/2022	0.97	7,169	6,928	1.25%	0.1%	12/31/2022	0.98	0	0	1.00%	0.4%	12/31/2022	1.00	0	0	0.75%	0.6%
12/31/2021	0.97	9,298	8,975	1.25%	-1.2%	12/31/2021	0.98	0	0	1.00%	-1.0%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	0.98	11,310	11,051	1.25%	-1.0%	12/31/2020	0.99	0	0	1.00%	-0.7%	12/31/2020	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	4.4%	12/31/2024	$1.13	0	$0	0.25%	4.7%	12/31/2024	$1.16	0	$0	0.00%	4.9%
12/31/2023	1.06	0	0	0.50%	4.2%	12/31/2023	1.08	0	0	0.25%	4.5%	12/31/2023	1.11	0	0	0.00%	4.7%
12/31/2022	1.02	0	0	0.50%	0.9%	12/31/2022	1.04	0	0	0.25%	1.1%	12/31/2022	1.06	0	0	0.00%	1.4%
12/31/2021	1.01	0	0	0.50%	-0.5%	12/31/2021	1.03	0	0	0.25%	-0.2%	12/31/2021	1.04	0	0	0.00%	0.0%
12/31/2020	1.02	0	0	0.50%	-0.2%	12/31/2020	1.03	0	0	0.25%	0.0%	12/31/2020	1.04	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	4.6%
2022	1.4%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,908,642	$4,908,639	4,916,589
Receivables: investments sold	7,948
Payables: investments purchased	-
Net assets	$4,916,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,568,317	3,526,531	$1.01
Band 100	1,294,613	1,250,585	1.04
Band 75	-	-	1.06
Band 50	53,660	49,524	1.08
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$4,916,590	4,826,640

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$192,205
Mortality & expense charges			(51,696)
Net investment income (loss)			140,509

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			3

Increase (decrease) in net assets from operations			$140,512

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$140,509	$132,670
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3	-

Increase (decrease) in net assets from operations		140,512	132,670

Contract owner transactions:
Proceeds from units sold		2,545,996	563,079
Cost of units redeemed		(1,636,746)	(1,251,459)
Account charges		(2,799)	(1,753)
Increase (decrease)		906,451	(690,133)
Net increase (decrease)		1,046,963	(557,463)
Net assets, beginning		3,869,627	4,427,090
Net assets, ending		$4,916,590	$3,869,627

Units sold		2,546,314	645,500
Units redeemed		(1,641,312)	(1,346,738)
Net increase (decrease)		905,002	(701,238)
Units outstanding, beginning		3,921,638	4,622,876
Units outstanding, ending		4,826,640	3,921,638

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,358,935
Cost of units redeemed/account charges			(24,496,426)
Net investment income (loss)			54,078
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net assets			$4,916,590

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	3,527	$3,568	1.25%	3.2%	12/31/2024	$1.04	1,251	$1,295	1.00%	3.5%	12/31/2024	$1.06	0	$0	0.75%	3.7%
12/31/2023	0.98	2,804	2,750	1.25%	3.0%	12/31/2023	1.00	1,066	1,067	1.00%	3.3%	12/31/2023	1.02	0	0	0.75%	3.5%
12/31/2022	0.95	3,145	2,993	1.25%	-0.1%	12/31/2022	0.97	1,405	1,361	1.00%	0.1%	12/31/2022	0.99	0	0	0.75%	0.4%
12/31/2021	0.95	3,061	2,917	1.25%	-1.2%	12/31/2021	0.97	1,417	1,372	1.00%	-1.0%	12/31/2021	0.98	0	0	0.75%	-0.7%
12/31/2020	0.96	3,381	3,261	1.25%	-1.1%	12/31/2020	0.98	2,185	2,135	1.00%	-0.8%	12/31/2020	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	50	$54	0.50%	4.0%	12/31/2024	$1.11	0	$0	0.25%	4.2%	12/31/2024	$1.13	0	$0	0.00%	4.5%
12/31/2023	1.04	51	53	0.50%	3.8%	12/31/2023	1.06	0	0	0.25%	4.1%	12/31/2023	1.09	0	0	0.00%	4.3%
12/31/2022	1.00	73	73	0.50%	0.6%	12/31/2022	1.02	0	0	0.25%	0.9%	12/31/2022	1.04	0	0	0.00%	1.1%
12/31/2021	1.00	126	125	0.50%	-0.5%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.03	0	0	0.00%	0.0%
12/31/2020	1.00	133	133	0.50%	-0.3%	12/31/2020	1.02	0	0	0.25%	-0.1%	12/31/2020	1.03	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	4.4%
2022	1.1%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,932,671	$1,697,442	63,815
Receivables: investments sold	-
Payables: investments purchased	(11,837)
Net assets	$1,920,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,920,834	548,418	$3.50
Band 100	-	-	3.58
Band 75	-	-	3.66
Band 50	-	-	3.74
Band 25	-	-	3.82
Band 0	-	-	3.90
Total	$1,920,834	548,418

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,273)
Net investment income (loss)			(22,273)

Gain (loss) on investments:
Net realized gain (loss)			29,096
Realized gain distributions			222,584
Net change in unrealized appreciation (depreciation)			309,197
Net gain (loss)			560,877

Increase (decrease) in net assets from operations			$538,604

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,273)	$(34,359)
Net realized gain (loss)		29,096	(891,409)
Realized gain distributions		222,584	164,582
Net change in unrealized appreciation (depreciation)		309,197	1,597,251

Increase (decrease) in net assets from operations		538,604	836,065

Contract owner transactions:
Proceeds from units sold		467,639	549,453
Cost of units redeemed		(1,348,978)	(2,363,518)
Account charges		(5,205)	(6,437)
Increase (decrease)		(886,544)	(1,820,502)
Net increase (decrease)		(347,940)	(984,437)
Net assets, beginning		2,268,774	3,253,211
Net assets, ending		$1,920,834	$2,268,774

Units sold		145,487	246,689
Units redeemed		(468,761)	(1,069,457)
Net increase (decrease)		(323,274)	(822,768)
Units outstanding, beginning		871,692	1,694,460
Units outstanding, ending		548,418	871,692

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$41,327,836
Cost of units redeemed/account charges			(51,339,227)
Net investment income (loss)			(734,950)
Net realized gain (loss)			4,366,769
Realized gain distributions			8,065,177
Net change in unrealized appreciation (depreciation)			235,229
Net assets			$1,920,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.50	548	$1,921	1.25%	34.6%	12/31/2024	$3.58	0	$0	1.00%	34.9%	12/31/2024	$3.66	0	$0	0.75%	35.2%
12/31/2023	2.60	872	2,269	1.25%	35.6%	12/31/2023	2.65	0	0	1.00%	35.9%	12/31/2023	2.70	0	0	0.75%	36.2%
12/31/2022	1.92	1,694	3,253	1.25%	-30.7%	12/31/2022	1.95	0	0	1.00%	-30.5%	12/31/2022	1.98	0	0	0.75%	-30.3%
12/31/2021	2.77	3,261	9,028	1.25%	28.1%	12/31/2021	2.81	0	0	1.00%	28.4%	12/31/2021	2.85	0	0	0.75%	28.7%
12/31/2020	2.16	8,127	17,568	1.25%	30.3%	12/31/2020	2.19	0	0	1.00%	30.7%	12/31/2020	2.21	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.74	0	$0	0.50%	35.6%	12/31/2024	$3.82	0	$0	0.25%	35.9%	12/31/2024	$3.90	0	$0	0.00%	36.3%
12/31/2023	2.76	0	0	0.50%	36.6%	12/31/2023	2.81	0	0	0.25%	36.9%	12/31/2023	2.86	0	0	0.00%	37.3%
12/31/2022	2.02	0	0	0.50%	-30.1%	12/31/2022	2.05	0	0	0.25%	-30.0%	12/31/2022	2.09	0	0	0.00%	-29.8%
12/31/2021	2.89	0	0	0.50%	29.0%	12/31/2021	2.93	0	0	0.25%	29.4%	12/31/2021	2.97	0	0	0.00%	29.7%
12/31/2020	2.24	0	0	0.50%	31.3%	12/31/2020	2.26	0	0	0.25%	31.6%	12/31/2020	2.29	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.2%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$896,043	$838,568	30,166
Receivables: investments sold	-
Payables: investments purchased	(9,134)
Net assets	$886,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$886,909	261,538	$3.39
Band 100	-	-	3.47
Band 75	-	-	3.54
Band 50	-	-	3.62
Band 25	-	-	3.70
Band 0	-	-	3.78
Total	$886,909	261,538

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,744)
Net investment income (loss)			(10,744)

Gain (loss) on investments:
Net realized gain (loss)			55,287
Realized gain distributions			105,062
Net change in unrealized appreciation (depreciation)			113,555
Net gain (loss)			273,904

Increase (decrease) in net assets from operations			$263,160

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,744)	$(9,116)
Net realized gain (loss)		55,287	(187,158)
Realized gain distributions		105,062	59,578
Net change in unrealized appreciation (depreciation)		113,555	353,629

Increase (decrease) in net assets from operations		263,160	216,933

Contract owner transactions:
Proceeds from units sold		365,273	162,052
Cost of units redeemed		(509,149)	(315,210)
Account charges		(2,365)	(1,837)
Increase (decrease)		(146,241)	(154,995)
Net increase (decrease)		116,919	61,938
Net assets, beginning		769,990	708,052
Net assets, ending		$886,909	$769,990

Units sold		119,379	74,445
Units redeemed		(162,094)	(148,122)
Net increase (decrease)		(42,715)	(73,677)
Units outstanding, beginning		304,253	377,930
Units outstanding, ending		261,538	304,253

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,476,031
Cost of units redeemed/account charges			(20,374,016)
Net investment income (loss)			(201,351)
Net realized gain (loss)			1,889,323
Realized gain distributions			2,039,447
Net change in unrealized appreciation (depreciation)			57,475
Net assets			$886,909

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.39	262	$887	1.25%	34.0%	12/31/2024	$3.47	0	$0	1.00%	34.3%	12/31/2024	$3.54	0	$0	0.75%	34.7%
12/31/2023	2.53	304	770	1.25%	35.1%	12/31/2023	2.58	0	0	1.00%	35.4%	12/31/2023	2.63	0	0	0.75%	35.8%
12/31/2022	1.87	378	708	1.25%	-30.9%	12/31/2022	1.90	0	0	1.00%	-30.8%	12/31/2022	1.94	0	0	0.75%	-30.6%
12/31/2021	2.71	440	1,194	1.25%	27.6%	12/31/2021	2.75	0	0	1.00%	27.9%	12/31/2021	2.79	0	0	0.75%	28.2%
12/31/2020	2.13	994	2,113	1.25%	29.9%	12/31/2020	2.15	0	0	1.00%	30.2%	12/31/2020	2.18	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.62	0	$0	0.50%	35.0%	12/31/2024	$3.70	0	$0	0.25%	35.3%	12/31/2024	$3.78	0	$0	0.00%	35.7%
12/31/2023	2.68	0	0	0.50%	36.1%	12/31/2023	2.73	0	0	0.25%	36.4%	12/31/2023	2.78	0	0	0.00%	36.8%
12/31/2022	1.97	0	0	0.50%	-30.4%	12/31/2022	2.00	0	0	0.25%	-30.2%	12/31/2022	2.04	0	0	0.00%	-30.1%
12/31/2021	2.83	0	0	0.50%	28.5%	12/31/2021	2.87	0	0	0.25%	28.8%	12/31/2021	2.91	0	0	0.00%	29.2%
12/31/2020	2.20	0	0	0.50%	30.9%	12/31/2020	2.23	0	0	0.25%	31.2%	12/31/2020	2.25	1,040	2,344	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,277,790	$29,277,790	29,016,054
Receivables: investments sold	-
Payables: investments purchased	(261,736)
Net assets	$29,016,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,014,517	27,220,496	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	1,537	1,304	1.18
Total	$29,016,054	27,221,800

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,411,782
Mortality & expense charges			(345,619)
Net investment income (loss)			1,066,163

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$1,066,163

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,066,163	$474,813
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1

Increase (decrease) in net assets from operations		1,066,163	474,814

Contract owner transactions:
Proceeds from units sold		70,919,546	29,470,474
Cost of units redeemed		(64,649,186)	(11,394,357)
Account charges		(70,644)	(32,335)
Increase (decrease)		6,199,716	18,043,782
Net increase (decrease)		7,265,879	18,518,596
Net assets, beginning		21,750,175	3,231,579
Net assets, ending		$29,016,054	$21,750,175

Units sold		70,149,744	29,589,887
Units redeemed		(64,123,908)	(11,659,061)
Net increase (decrease)		6,025,836	17,930,826
Units outstanding, beginning		21,195,964	3,265,138
Units outstanding, ending		27,221,800	21,195,964

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$107,714,484
Cost of units redeemed/account charges			(80,241,818)
Net investment income (loss)			1,543,388
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$29,016,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	27,220	$29,015	1.25%	3.9%	12/31/2024	$1.09	0	$0	1.00%	4.1%	12/31/2024	$1.11	0	$0	0.75%	4.4%
12/31/2023	1.03	21,196	21,750	1.25%	3.7%	12/31/2023	1.04	0	0	1.00%	3.9%	12/31/2023	1.06	0	0	0.75%	4.2%
12/31/2022	0.99	3,265	3,232	1.25%	0.3%	12/31/2022	1.00	0	0	1.00%	0.6%	12/31/2022	1.02	0	0	0.75%	0.8%
12/31/2021	0.99	822	811	1.25%	-1.2%	12/31/2021	1.00	0	0	1.00%	-1.0%	12/31/2021	1.01	0	0	0.75%	-0.7%
12/31/2020	1.00	745	744	1.25%	-0.9%	12/31/2020	1.01	0	0	1.00%	-0.6%	12/31/2020	1.02	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	4.7%	12/31/2024	$1.16	0	$0	0.25%	4.9%	12/31/2024	$1.18	1	$2	0.00%	5.2%
12/31/2023	1.08	0	0	0.50%	4.5%	12/31/2023	1.10	0	0	0.25%	4.7%	12/31/2023	1.12	0	0	0.00%	5.0%
12/31/2022	1.04	0	0	0.50%	1.1%	12/31/2022	1.05	0	0	0.25%	1.3%	12/31/2022	1.07	0	0	0.00%	1.6%
12/31/2021	1.02	0	0	0.50%	-0.5%	12/31/2021	1.04	0	0	0.25%	-0.2%	12/31/2021	1.05	0	0	0.00%	0.0%
12/31/2020	1.03	0	0	0.50%	-0.1%	12/31/2020	1.04	0	0	0.25%	0.1%	12/31/2020	1.05	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	5.0%
2022	1.4%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Growth R6 Class - 06-CXK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,258	$460,486	23,705
Receivables: investments sold	3,427
Payables: investments purchased	-
Net assets	$504,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$504,685	205,034	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.61
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$504,685	205,034

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,465)
Net investment income (loss)			(5,465)

Gain (loss) on investments:
Net realized gain (loss)			12,373
Realized gain distributions			41,272
Net change in unrealized appreciation (depreciation)			35,668
Net gain (loss)			89,313

Increase (decrease) in net assets from operations			$83,848

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,465)	$(2,414)
Net realized gain (loss)		12,373	(13,376)
Realized gain distributions		41,272	-
Net change in unrealized appreciation (depreciation)		35,668	59,005

Increase (decrease) in net assets from operations		83,848	43,215

Contract owner transactions:
Proceeds from units sold		134,125	193,336
Cost of units redeemed		(68,799)	(50,515)
Account charges		(113)	(127)
Increase (decrease)		65,213	142,694
Net increase (decrease)		149,061	185,909
Net assets, beginning		355,624	169,715
Net assets, ending		$504,685	$355,624

Units sold		61,760	102,585
Units redeemed		(28,689)	(27,257)
Net increase (decrease)		33,071	75,328
Units outstanding, beginning		171,963	96,635
Units outstanding, ending		205,034	171,963

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$540,757
Cost of units redeemed/account charges			(148,605)
Net investment income (loss)			(12,044)
Net realized gain (loss)			(1,053)
Realized gain distributions			84,858
Net change in unrealized appreciation (depreciation)			40,772
Net assets			$504,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.46	205	$505	1.25%	19.0%	12/31/2024	$2.51	0	$0	1.00%	19.3%	12/31/2024	$2.56	0	$0	0.75%	19.6%
12/31/2023	2.07	172	356	1.25%	17.8%	12/31/2023	2.10	0	0	1.00%	18.0%	12/31/2023	2.14	0	0	0.75%	18.3%
12/31/2022	1.76	97	170	1.25%	-27.4%	12/31/2022	1.78	0	0	1.00%	-27.2%	12/31/2022	1.81	0	0	0.75%	-27.0%
12/31/2021	2.42	69	167	1.25%	10.4%	12/31/2021	2.45	0	0	1.00%	10.6%	12/31/2021	2.48	0	0	0.75%	10.9%
12/31/2020	2.19	45	99	1.25%	42.9%	12/31/2020	2.21	0	0	1.00%	43.3%	12/31/2020	2.24	0	0	0.75%	43.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.61	0	$0	0.50%	19.9%	12/31/2024	$2.67	0	$0	0.25%	20.2%	12/31/2024	$2.72	0	$0	0.00%	20.5%
12/31/2023	2.18	0	0	0.50%	18.6%	12/31/2023	2.22	0	0	0.25%	18.9%	12/31/2023	2.26	0	0	0.00%	19.2%
12/31/2022	1.84	0	0	0.50%	-26.8%	12/31/2022	1.87	0	0	0.25%	-26.6%	12/31/2022	1.89	0	0	0.00%	-26.5%
12/31/2021	2.51	0	0	0.50%	11.2%	12/31/2021	2.54	0	0	0.25%	11.5%	12/31/2021	2.58	0	0	0.00%	11.8%
12/31/2020	2.26	0	0	0.50%	44.0%	12/31/2020	2.28	0	0	0.25%	44.4%	12/31/2020	2.30	0	0	0.00%	44.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,454,170	$3,339,077	250,558
Receivables: investments sold	33,608
Payables: investments purchased	-
Net assets	$3,487,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,487,778	2,274,690	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.70
Total	$3,487,778	2,274,690

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$83,831
Mortality & expense charges			(38,767)
Net investment income (loss)			45,064

Gain (loss) on investments:
Net realized gain (loss)			65,939
Realized gain distributions			111,273
Net change in unrealized appreciation (depreciation)			(131,282)
Net gain (loss)			45,930

Increase (decrease) in net assets from operations			$90,994

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,064	$39,250
Net realized gain (loss)		65,939	39,085
Realized gain distributions		111,273	-
Net change in unrealized appreciation (depreciation)		(131,282)	334,953

Increase (decrease) in net assets from operations		90,994	413,288

Contract owner transactions:
Proceeds from units sold		1,384,916	602,839
Cost of units redeemed		(472,775)	(785,446)
Account charges		(2,639)	(879)
Increase (decrease)		909,502	(183,486)
Net increase (decrease)		1,000,496	229,802
Net assets, beginning		2,487,282	2,257,480
Net assets, ending		$3,487,778	$2,487,282

Units sold		873,633	442,567
Units redeemed		(301,306)	(584,263)
Net increase (decrease)		572,327	(141,696)
Units outstanding, beginning		1,702,363	1,844,059
Units outstanding, ending		2,274,690	1,702,363

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,572,899
Cost of units redeemed/account charges			(2,771,551)
Net investment income (loss)			214,951
Net realized gain (loss)			180,946
Realized gain distributions			175,440
Net change in unrealized appreciation (depreciation)			115,093
Net assets			$3,487,778

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	2,275	$3,488	1.25%	4.9%	12/31/2024	$1.56	0	$0	1.00%	5.2%	12/31/2024	$1.60	0	$0	0.75%	5.5%
12/31/2023	1.46	1,702	2,487	1.25%	19.4%	12/31/2023	1.49	0	0	1.00%	19.6%	12/31/2023	1.51	0	0	0.75%	19.9%
12/31/2022	1.22	1,844	2,257	1.25%	-15.9%	12/31/2022	1.24	0	0	1.00%	-15.7%	12/31/2022	1.26	0	0	0.75%	-15.5%
12/31/2021	1.46	1,491	2,171	1.25%	10.3%	12/31/2021	1.47	0	0	1.00%	10.6%	12/31/2021	1.49	0	0	0.75%	10.9%
12/31/2020	1.32	1,375	1,816	1.25%	6.5%	12/31/2020	1.33	0	0	1.00%	6.8%	12/31/2020	1.35	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	5.7%	12/31/2024	$1.66	0	$0	0.25%	6.0%	12/31/2024	$1.70	0	$0	0.00%	6.3%
12/31/2023	1.54	0	0	0.50%	20.2%	12/31/2023	1.57	0	0	0.25%	20.5%	12/31/2023	1.60	0	0	0.00%	20.8%
12/31/2022	1.28	0	0	0.50%	-15.3%	12/31/2022	1.30	0	0	0.25%	-15.1%	12/31/2022	1.32	0	0	0.00%	-14.9%
12/31/2021	1.51	0	0	0.50%	11.1%	12/31/2021	1.53	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.36	0	0	0.50%	7.3%	12/31/2020	1.37	0	0	0.25%	7.6%	12/31/2020	1.39	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.9%
2022	3.9%
2021	3.4%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,389,758	$14,690,476	481,028
Receivables: investments sold	-
Payables: investments purchased	(54,045)
Net assets	$16,335,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,335,713	5,017,647	$3.26
Band 100	-	-	3.32
Band 75	-	-	3.39
Band 50	-	-	3.46
Band 25	-	-	3.53
Band 0	-	-	3.60
Total	$16,335,713	5,017,647

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,983
Mortality & expense charges			(175,657)
Net investment income (loss)			(164,674)

Gain (loss) on investments:
Net realized gain (loss)			(23,814)
Realized gain distributions			1,701,062
Net change in unrealized appreciation (depreciation)			2,553,072
Net gain (loss)			4,230,320

Increase (decrease) in net assets from operations			$4,065,646

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(164,674)	$(150,524)
Net realized gain (loss)		(23,814)	(1,586,721)
Realized gain distributions		1,701,062	843,687
Net change in unrealized appreciation (depreciation)		2,553,072	5,052,683

Increase (decrease) in net assets from operations		4,065,646	4,159,125

Contract owner transactions:
Proceeds from units sold		3,674,156	2,979,832
Cost of units redeemed		(4,202,375)	(5,975,677)
Account charges		(14,968)	(16,670)
Increase (decrease)		(543,187)	(3,012,515)
Net increase (decrease)		3,522,459	1,146,610
Net assets, beginning		12,813,254	11,666,644
Net assets, ending		$16,335,713	$12,813,254

Units sold		1,268,754	1,459,652
Units redeemed		(1,552,941)	(2,712,470)
Net increase (decrease)		(284,187)	(1,252,818)
Units outstanding, beginning		5,301,834	6,554,652
Units outstanding, ending		5,017,647	5,301,834

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,235,114
Cost of units redeemed/account charges			(27,071,406)
Net investment income (loss)			(543,228)
Net realized gain (loss)			(1,323,305)
Realized gain distributions			9,339,256
Net change in unrealized appreciation (depreciation)			1,699,282
Net assets			$16,335,713

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	5,018	$16,336	1.25%	34.7%	12/31/2024	$3.32	0	$0	1.00%	35.0%	12/31/2024	$3.39	0	$0	0.75%	35.4%
12/31/2023	2.42	5,302	12,813	1.25%	35.8%	12/31/2023	2.46	0	0	1.00%	36.1%	12/31/2023	2.50	0	0	0.75%	36.5%
12/31/2022	1.78	6,555	11,667	1.25%	-30.6%	12/31/2022	1.81	0	0	1.00%	-30.4%	12/31/2022	1.83	0	0	0.75%	-30.2%
12/31/2021	2.56	5,182	13,287	1.25%	28.2%	12/31/2021	2.60	0	0	1.00%	28.5%	12/31/2021	2.63	0	0	0.75%	28.9%
12/31/2020	2.00	4,670	9,338	1.25%	30.5%	12/31/2020	2.02	0	0	1.00%	30.8%	12/31/2020	2.04	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	0	$0	0.50%	35.7%	12/31/2024	$3.53	0	$0	0.25%	36.1%	12/31/2024	$3.60	0	$0	0.00%	36.4%
12/31/2023	2.55	0	0	0.50%	36.8%	12/31/2023	2.59	0	0	0.25%	37.1%	12/31/2023	2.64	0	0	0.00%	37.5%
12/31/2022	1.86	0	0	0.50%	-30.1%	12/31/2022	1.89	0	0	0.25%	-29.9%	12/31/2022	1.92	0	0	0.00%	-29.7%
12/31/2021	2.66	0	0	0.50%	29.2%	12/31/2021	2.70	0	0	0.25%	29.5%	12/31/2021	2.73	0	0	0.00%	29.8%
12/31/2020	2.06	0	0	0.50%	31.5%	12/31/2020	2.08	0	0	0.25%	31.8%	12/31/2020	2.10	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.1%
2022	0.4%
2021	0.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$393,654	$401,026	17,029
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$393,893

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$393,893	212,411	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$393,893	212,411

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,683
Mortality & expense charges			(3,976)
Net investment income (loss)			707

Gain (loss) on investments:
Net realized gain (loss)			452
Realized gain distributions			47,667
Net change in unrealized appreciation (depreciation)			(7,594)
Net gain (loss)			40,525

Increase (decrease) in net assets from operations			$41,232

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$707	$23
Net realized gain (loss)		452	(674)
Realized gain distributions		47,667	190
Net change in unrealized appreciation (depreciation)		(7,594)	2,081

Increase (decrease) in net assets from operations		41,232	1,620

Contract owner transactions:
Proceeds from units sold		344,166	4,699
Cost of units redeemed		-	(21,523)
Account charges		-	-
Increase (decrease)		344,166	(16,824)
Net increase (decrease)		385,398	(15,204)
Net assets, beginning		8,495	23,699
Net assets, ending		$393,893	$8,495

Units sold		207,081	3,278
Units redeemed		-	(14,253)
Net increase (decrease)		207,081	(10,975)
Units outstanding, beginning		5,330	16,305
Units outstanding, ending		212,411	5,330

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,918,047
Cost of units redeemed/account charges			(4,145,754)
Net investment income (loss)			31,094
Net realized gain (loss)			314,471
Realized gain distributions			283,407
Net change in unrealized appreciation (depreciation)			(7,372)
Net assets			$393,893

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	212	$394	1.25%	16.3%	12/31/2024	$1.89	0	$0	1.00%	16.6%	12/31/2024	$1.93	0	$0	0.75%	16.9%
12/31/2023	1.59	5	8	1.25%	9.7%	12/31/2023	1.62	0	0	1.00%	9.9%	12/31/2023	1.65	0	0	0.75%	10.2%
12/31/2022	1.45	16	24	1.25%	-9.5%	12/31/2022	1.48	0	0	1.00%	-9.2%	12/31/2022	1.50	0	0	0.75%	-9.0%
12/31/2021	1.61	619	994	1.25%	27.7%	12/31/2021	1.63	0	0	1.00%	28.0%	12/31/2021	1.65	0	0	0.75%	28.3%
12/31/2020	1.26	1,795	2,258	1.25%	0.2%	12/31/2020	1.27	0	0	1.00%	0.4%	12/31/2020	1.28	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	17.2%	12/31/2024	$2.01	0	$0	0.25%	17.5%	12/31/2024	$2.05	0	$0	0.00%	17.8%
12/31/2023	1.68	0	0	0.50%	10.5%	12/31/2023	1.71	0	0	0.25%	10.8%	12/31/2023	1.74	0	0	0.00%	11.0%
12/31/2022	1.52	0	0	0.50%	-8.8%	12/31/2022	1.54	0	0	0.25%	-8.5%	12/31/2022	1.57	0	0	0.00%	-8.3%
12/31/2021	1.67	0	0	0.50%	28.6%	12/31/2021	1.69	0	0	0.25%	28.9%	12/31/2021	1.71	0	0	0.00%	29.3%
12/31/2020	1.30	0	0	0.50%	0.9%	12/31/2020	1.31	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.6%
2022	0.1%
2021	1.7%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,742,574	$1,717,949	48,387
Receivables: investments sold	23,554
Payables: investments purchased	-
Net assets	$1,766,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,766,128	948,457	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$1,766,128	948,457

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,748
Mortality & expense charges			(16,385)
Net investment income (loss)			2,363

Gain (loss) on investments:
Net realized gain (loss)			13,980
Realized gain distributions			103,490
Net change in unrealized appreciation (depreciation)			24,675
Net gain (loss)			142,145

Increase (decrease) in net assets from operations			$144,508

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,363	$823
Net realized gain (loss)		13,980	(4,758)
Realized gain distributions		103,490	11,744
Net change in unrealized appreciation (depreciation)		24,675	16,375

Increase (decrease) in net assets from operations		144,508	24,184

Contract owner transactions:
Proceeds from units sold		1,513,966	233,906
Cost of units redeemed		(212,657)	(28,150)
Account charges		(494)	(381)
Increase (decrease)		1,300,815	205,375
Net increase (decrease)		1,445,323	229,559
Net assets, beginning		320,805	91,246
Net assets, ending		$1,766,128	$320,805

Units sold		878,796	149,234
Units redeemed		(121,277)	(18,281)
Net increase (decrease)		757,519	130,953
Units outstanding, beginning		190,938	59,985
Units outstanding, ending		948,457	190,938

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,276,358
Cost of units redeemed/account charges			(759,390)
Net investment income (loss)			(1,296)
Net realized gain (loss)			688
Realized gain distributions			225,143
Net change in unrealized appreciation (depreciation)			24,625
Net assets			$1,766,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	948	$1,766	1.25%	10.8%	12/31/2024	$1.90	0	$0	1.00%	11.1%	12/31/2024	$1.94	0	$0	0.75%	11.4%
12/31/2023	1.68	191	321	1.25%	10.5%	12/31/2023	1.71	0	0	1.00%	10.7%	12/31/2023	1.74	0	0	0.75%	11.0%
12/31/2022	1.52	60	91	1.25%	-11.4%	12/31/2022	1.54	0	0	1.00%	-11.2%	12/31/2022	1.57	0	0	0.75%	-11.0%
12/31/2021	1.72	269	461	1.25%	29.3%	12/31/2021	1.74	0	0	1.00%	29.6%	12/31/2021	1.76	0	0	0.75%	30.0%
12/31/2020	1.33	204	271	1.25%	7.4%	12/31/2020	1.34	0	0	1.00%	7.7%	12/31/2020	1.36	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	0	$0	0.50%	11.7%	12/31/2024	$2.02	0	$0	0.25%	11.9%	12/31/2024	$2.06	0	$0	0.00%	12.2%
12/31/2023	1.77	0	0	0.50%	11.3%	12/31/2023	1.80	0	0	0.25%	11.6%	12/31/2023	1.84	0	0	0.00%	11.8%
12/31/2022	1.59	0	0	0.50%	-10.8%	12/31/2022	1.62	0	0	0.25%	-10.5%	12/31/2022	1.64	0	0	0.00%	-10.3%
12/31/2021	1.78	0	0	0.50%	30.3%	12/31/2021	1.81	0	0	0.25%	30.6%	12/31/2021	1.83	0	0	0.00%	30.9%
12/31/2020	1.37	0	0	0.50%	8.3%	12/31/2020	1.38	0	0	0.25%	8.5%	12/31/2020	1.40	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.4%
2022	0.3%
2021	0.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$593,055	$644,824	14,747
Receivables: investments sold	1,266
Payables: investments purchased	-
Net assets	$594,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$594,321	424,682	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$594,321	424,682

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,199
Mortality & expense charges			(11,421)
Net investment income (loss)			(3,222)

Gain (loss) on investments:
Net realized gain (loss)			(242,719)
Realized gain distributions			96,451
Net change in unrealized appreciation (depreciation)			149,829
Net gain (loss)			3,561

Increase (decrease) in net assets from operations			$339

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,222)	$(6,340)
Net realized gain (loss)		(242,719)	(254,833)
Realized gain distributions		96,451	93,007
Net change in unrealized appreciation (depreciation)		149,829	437,046

Increase (decrease) in net assets from operations		339	268,880

Contract owner transactions:
Proceeds from units sold		241,265	1,172,391
Cost of units redeemed		(2,525,614)	(1,152,138)
Account charges		(296)	(7,372)
Increase (decrease)		(2,284,645)	12,881
Net increase (decrease)		(2,284,306)	281,761
Net assets, beginning		2,878,627	2,596,866
Net assets, ending		$594,321	$2,878,627

Units sold		223,896	968,628
Units redeemed		(1,987,384)	(950,941)
Net increase (decrease)		(1,763,488)	17,687
Units outstanding, beginning		2,188,170	2,170,483
Units outstanding, ending		424,682	2,188,170

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,427,729
Cost of units redeemed/account charges			(16,995,247)
Net investment income (loss)			(150,467)
Net realized gain (loss)			(776,600)
Realized gain distributions			2,140,675
Net change in unrealized appreciation (depreciation)			(51,769)
Net assets			$594,321

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	425	$594	1.25%	6.4%	12/31/2024	$1.43	0	$0	1.00%	6.6%	12/31/2024	$1.46	0	$0	0.75%	6.9%
12/31/2023	1.32	2,188	2,879	1.25%	10.0%	12/31/2023	1.34	0	0	1.00%	10.2%	12/31/2023	1.36	0	0	0.75%	10.5%
12/31/2022	1.20	2,170	2,597	1.25%	-15.8%	12/31/2022	1.21	0	0	1.00%	-15.6%	12/31/2022	1.23	0	0	0.75%	-15.4%
12/31/2021	1.42	3,246	4,613	1.25%	25.1%	12/31/2021	1.44	0	0	1.00%	25.4%	12/31/2021	1.46	0	0	0.75%	25.8%
12/31/2020	1.14	4,544	5,161	1.25%	0.8%	12/31/2020	1.15	0	0	1.00%	1.0%	12/31/2020	1.16	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	7.2%	12/31/2024	$1.52	0	$0	0.25%	7.5%	12/31/2024	$1.55	0	$0	0.00%	7.7%
12/31/2023	1.39	0	0	0.50%	10.8%	12/31/2023	1.41	0	0	0.25%	11.1%	12/31/2023	1.44	0	0	0.00%	11.3%
12/31/2022	1.25	0	0	0.50%	-15.2%	12/31/2022	1.27	0	0	0.25%	-15.0%	12/31/2022	1.29	0	0	0.00%	-14.7%
12/31/2021	1.48	0	0	0.50%	26.1%	12/31/2021	1.49	0	0	0.25%	26.4%	12/31/2021	1.51	0	0	0.00%	26.7%
12/31/2020	1.17	0	0	0.50%	1.5%	12/31/2020	1.18	0	0	0.25%	1.8%	12/31/2020	1.19	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.0%
2022	0.5%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,932	$201,522	3,274
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$216,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$216,062	91,448	$2.36
Band 100	-	-	2.41
Band 75	-	-	2.45
Band 50	-	-	2.50
Band 25	-	-	2.55
Band 0	-	-	2.60
Total	$216,062	91,448

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,107
Mortality & expense charges			(2,125)
Net investment income (loss)			(1,018)

Gain (loss) on investments:
Net realized gain (loss)			608
Realized gain distributions			27,871
Net change in unrealized appreciation (depreciation)			11,334
Net gain (loss)			39,813

Increase (decrease) in net assets from operations			$38,795

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,018)	$(612)
Net realized gain (loss)		608	(511)
Realized gain distributions		27,871	2,864
Net change in unrealized appreciation (depreciation)		11,334	24,250

Increase (decrease) in net assets from operations		38,795	25,991

Contract owner transactions:
Proceeds from units sold		48,391	17,844
Cost of units redeemed		(15,563)	(10,672)
Account charges		-	-
Increase (decrease)		32,828	7,172
Net increase (decrease)		71,623	33,163
Net assets, beginning		144,439	111,276
Net assets, ending		$216,062	$144,439

Units sold		24,422	10,788
Units redeemed		(10,765)	(6,159)
Net increase (decrease)		13,657	4,629
Units outstanding, beginning		77,791	73,162
Units outstanding, ending		91,448	77,791

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,521,215
Cost of units redeemed/account charges			(1,410,045)
Net investment income (loss)			(5,820)
Net realized gain (loss)			(132,289)
Realized gain distributions			228,591
Net change in unrealized appreciation (depreciation)			14,410
Net assets			$216,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.36	91	$216	1.25%	27.2%	12/31/2024	$2.41	0	$0	1.00%	27.6%	12/31/2024	$2.45	0	$0	0.75%	27.9%
12/31/2023	1.86	78	144	1.25%	22.1%	12/31/2023	1.89	0	0	1.00%	22.4%	12/31/2023	1.92	0	0	0.75%	22.7%
12/31/2022	1.52	73	111	1.25%	-20.3%	12/31/2022	1.54	0	0	1.00%	-20.1%	12/31/2022	1.56	0	0	0.75%	-19.9%
12/31/2021	1.91	448	855	1.25%	28.0%	12/31/2021	1.93	0	0	1.00%	28.3%	12/31/2021	1.95	0	0	0.75%	28.6%
12/31/2020	1.49	189	282	1.25%	16.8%	12/31/2020	1.51	0	0	1.00%	17.1%	12/31/2020	1.52	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	0	$0	0.50%	28.2%	12/31/2024	$2.55	0	$0	0.25%	28.5%	12/31/2024	$2.60	0	$0	0.00%	28.9%
12/31/2023	1.95	0	0	0.50%	23.0%	12/31/2023	1.98	0	0	0.25%	23.3%	12/31/2023	2.01	0	0	0.00%	23.6%
12/31/2022	1.59	0	0	0.50%	-19.7%	12/31/2022	1.61	0	0	0.25%	-19.5%	12/31/2022	1.63	0	0	0.00%	-19.3%
12/31/2021	1.97	0	0	0.50%	28.9%	12/31/2021	2.00	0	0	0.25%	29.2%	12/31/2021	2.02	0	0	0.00%	29.6%
12/31/2020	1.53	0	0	0.50%	17.7%	12/31/2020	1.55	0	0	0.25%	18.0%	12/31/2020	1.56	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.8%
2022	0.3%
2021	1.1%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1)

Increase (decrease) in net assets from operations		-	(1)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(1)
Net assets, beginning		-	1
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,565
Cost of units redeemed/account charges			(18,989)
Net investment income (loss)			(144)
Net realized gain (loss)			4,568
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	7.8%	12/31/2024	$1.06	0	$0	1.00%	8.1%	12/31/2024	$1.08	0	$0	0.75%	8.3%
12/31/2023	0.97	0	0	1.25%	5.3%	12/31/2023	0.98	0	0	1.00%	5.6%	12/31/2023	1.00	0	0	0.75%	5.8%
12/31/2022	0.92	0	0	1.25%	-30.9%	12/31/2022	0.93	0	0	1.00%	-30.7%	12/31/2022	0.94	0	0	0.75%	-30.5%
12/31/2021	1.33	1	1	1.25%	-3.6%	12/31/2021	1.35	0	0	1.00%	-3.4%	12/31/2021	1.36	0	0	0.75%	-3.2%
12/31/2020	1.38	11	15	1.25%	29.4%	12/31/2020	1.39	0	0	1.00%	29.7%	12/31/2020	1.40	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	8.6%	12/31/2024	$1.12	0	$0	0.25%	8.9%	12/31/2024	$1.13	0	$0	0.00%	9.2%
12/31/2023	1.01	0	0	0.50%	6.1%	12/31/2023	1.03	0	0	0.25%	6.4%	12/31/2023	1.04	0	0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-30.3%	12/31/2022	0.96	0	0	0.25%	-30.2%	12/31/2022	0.97	0	0	0.00%	-30.0%
12/31/2021	1.37	0	0	0.50%	-2.9%	12/31/2021	1.38	0	0	0.25%	-2.7%	12/31/2021	1.39	0	0	0.00%	-2.4%
12/31/2020	1.41	0	0	0.50%	30.3%	12/31/2020	1.42	0	0	0.25%	30.7%	12/31/2020	1.43	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	1.25%	17.6%	12/31/2024	$1.60	0	$0	1.00%	17.9%	12/31/2024	$1.62	0	$0	0.75%	18.2%
12/31/2023	1.35	0	0	1.25%	18.3%	12/31/2023	1.36	0	0	1.00%	18.6%	12/31/2023	1.37	0	0	0.75%	18.9%
12/31/2022	1.14	0	0	1.25%	-21.0%	12/31/2022	1.15	0	0	1.00%	-20.8%	12/31/2022	1.16	0	0	0.75%	-20.6%
12/31/2021	1.44	0	0	1.25%	22.3%	12/31/2021	1.45	0	0	1.00%	22.7%	12/31/2021	1.46	0	0	0.75%	23.0%
12/31/2020	1.18	0	0	1.25%	5.6%	12/31/2020	1.18	0	0	1.00%	5.9%	12/31/2020	1.18	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	18.5%	12/31/2024	$1.67	0	$0	0.25%	18.8%	12/31/2024	$1.69	0	$0	0.00%	19.1%
12/31/2023	1.39	0	0	0.50%	19.2%	12/31/2023	1.40	0	0	0.25%	19.5%	12/31/2023	1.42	0	0	0.00%	19.8%
12/31/2022	1.17	0	0	0.50%	-20.4%	12/31/2022	1.18	0	0	0.25%	-20.2%	12/31/2022	1.19	0	0	0.00%	-20.0%
12/31/2021	1.46	0	0	0.50%	23.3%	12/31/2021	1.47	0	0	0.25%	23.6%	12/31/2021	1.48	0	0	0.00%	23.9%
12/31/2020	1.19	0	0	0.50%	6.4%	12/31/2020	1.19	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Core Fixed Income Fund R Class - 06-4PV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$8,698
Net realized gain (loss)		-	(104,015)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	97,913

Increase (decrease) in net assets from operations		-	2,596

Contract owner transactions:
Proceeds from units sold		-	3,154
Cost of units redeemed		-	(517,012)
Account charges		-	-
Increase (decrease)		-	(513,858)
Net increase (decrease)		-	(511,262)
Net assets, beginning		-	511,262
Net assets, ending		$-	$-

Units sold		-	3,713
Units redeemed		-	(619,926)
Net increase (decrease)		-	(616,213)
Units outstanding, beginning		-	616,213
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,467,130
Cost of units redeemed/account charges			(8,413,240)
Net investment income (loss)			106,327
Net realized gain (loss)			(1,160,217)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	0	$0	1.25%	0.2%	12/31/2024	$0.88	0	$0	1.00%	0.5%	12/31/2024	$0.89	0	$0	0.75%	0.7%
12/31/2023	0.87	0	0	1.25%	5.0%	12/31/2023	0.88	0	0	1.00%	5.3%	12/31/2023	0.88	0	0	0.75%	5.5%
12/31/2022	0.83	616	511	1.25%	-15.2%	12/31/2022	0.83	0	0	1.00%	-14.9%	12/31/2022	0.84	0	0	0.75%	-14.7%
12/31/2021	0.98	7,794	7,622	1.25%	-3.0%	12/31/2021	0.98	0	0	1.00%	-2.8%	12/31/2021	0.98	0	0	0.75%	-2.5%
12/31/2020	1.01	0	0	1.25%	0.8%	12/31/2020	1.01	0	0	1.00%	0.9%	12/31/2020	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	1.0%	12/31/2024	$0.91	0	$0	0.25%	1.2%	12/31/2024	$0.92	0	$0	0.00%	1.5%
12/31/2023	0.89	0	0	0.50%	5.8%	12/31/2023	0.90	0	0	0.25%	6.0%	12/31/2023	0.91	0	0	0.00%	6.3%
12/31/2022	0.84	0	0	0.50%	-14.5%	12/31/2022	0.85	0	0	0.25%	-14.3%	12/31/2022	0.85	0	0	0.00%	-14.1%
12/31/2021	0.99	0	0	0.50%	-2.3%	12/31/2021	0.99	0	0	0.25%	-2.0%	12/31/2021	0.99	0	0	0.00%	-1.8%
12/31/2020	1.01	0	0	0.50%	1.0%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	5.1%
2022	2.4%
2021	3.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	1.25%	11.1%	12/31/2024	$1.31	0	$0	1.00%	11.4%	12/31/2024	$1.32	0	$0	0.75%	11.7%
12/31/2023	1.16	0	0	1.25%	12.9%	12/31/2023	1.18	0	0	1.00%	13.2%	12/31/2023	1.19	0	0	0.75%	13.5%
12/31/2022	1.03	0	0	1.25%	-29.3%	12/31/2022	1.04	0	0	1.00%	-29.1%	12/31/2022	1.04	0	0	0.75%	-29.0%
12/31/2021	1.46	0	0	1.25%	6.7%	12/31/2021	1.46	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.3%
12/31/2020	1.37	0	0	1.25%	36.8%	12/31/2020	1.37	0	0	1.00%	36.9%	12/31/2020	1.37	0	0	0.75%	37.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	11.9%	12/31/2024	$1.35	0	$0	0.25%	12.2%	12/31/2024	$1.37	0	$0	0.00%	12.5%
12/31/2023	1.20	0	0	0.50%	13.7%	12/31/2023	1.21	0	0	0.25%	14.0%	12/31/2023	1.22	0	0	0.00%	14.3%
12/31/2022	1.05	0	0	0.50%	-28.8%	12/31/2022	1.06	0	0	0.25%	-28.6%	12/31/2022	1.06	0	0	0.00%	-28.4%
12/31/2021	1.48	0	0	0.50%	7.5%	12/31/2021	1.48	0	0	0.25%	7.8%	12/31/2021	1.49	0	0	0.00%	8.1%
12/31/2020	1.37	0	0	0.50%	37.3%	12/31/2020	1.37	0	0	0.25%	37.5%	12/31/2020	1.38	0	0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Service Class - 06-729

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,352	$726,733	72,718
Receivables: investments sold	18,929
Payables: investments purchased	-
Net assets	$716,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$716,281	208,730	$3.43
Band 100	-	-	3.54
Band 75	-	-	3.65
Band 50	-	-	3.76
Band 25	-	-	3.87
Band 0	-	-	3.99
Total	$716,281	208,730

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,561)
Net investment income (loss)			(7,561)

Gain (loss) on investments:
Net realized gain (loss)			18,703
Realized gain distributions			114,570
Net change in unrealized appreciation (depreciation)			(9,797)
Net gain (loss)			123,476

Increase (decrease) in net assets from operations			$115,915

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,561)	$(1,246)
Net realized gain (loss)		18,703	(722)
Realized gain distributions		114,570	-
Net change in unrealized appreciation (depreciation)		(9,797)	19,893

Increase (decrease) in net assets from operations		115,915	17,925

Contract owner transactions:
Proceeds from units sold		721,463	52,332
Cost of units redeemed		(251,168)	(234)
Account charges		(3,154)	(243)
Increase (decrease)		467,141	51,855
Net increase (decrease)		583,056	69,780
Net assets, beginning		133,225	63,445
Net assets, ending		$716,281	$133,225

Units sold		234,232	20,482
Units redeemed		(71,462)	(177)
Net increase (decrease)		162,770	20,305
Units outstanding, beginning		45,960	25,655
Units outstanding, ending		208,730	45,960

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,223,797
Cost of units redeemed/account charges			(690,121)
Net investment income (loss)			(18,752)
Net realized gain (loss)			(30,774)
Realized gain distributions			261,512
Net change in unrealized appreciation (depreciation)			(29,381)
Net assets			$716,281

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.43	209	$716	1.25%	18.4%	12/31/2024	$3.54	0	$0	1.00%	18.7%	12/31/2024	$3.65	0	$0	0.75%	19.0%
12/31/2023	2.90	46	133	1.25%	17.2%	12/31/2023	2.98	0	0	1.00%	17.5%	12/31/2023	3.06	0	0	0.75%	17.8%
12/31/2022	2.47	26	63	1.25%	-27.7%	12/31/2022	2.54	0	0	1.00%	-27.6%	12/31/2022	2.60	0	0	0.75%	-27.4%
12/31/2021	3.42	24	82	1.25%	9.7%	12/31/2021	3.50	0	0	1.00%	10.0%	12/31/2021	3.58	0	0	0.75%	10.3%
12/31/2020	3.12	27	85	1.25%	42.3%	12/31/2020	3.18	0	0	1.00%	42.7%	12/31/2020	3.25	0	0	0.75%	43.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.76	0	$0	0.50%	19.3%	12/31/2024	$3.87	0	$0	0.25%	19.6%	12/31/2024	$3.99	0	$0	0.00%	19.9%
12/31/2023	3.15	0	0	0.50%	18.1%	12/31/2023	3.24	0	0	0.25%	18.4%	12/31/2023	3.33	0	0	0.00%	18.7%
12/31/2022	2.67	0	0	0.50%	-27.2%	12/31/2022	2.74	0	0	0.25%	-27.0%	12/31/2022	2.81	0	0	0.00%	-26.8%
12/31/2021	3.67	0	0	0.50%	10.6%	12/31/2021	3.75	0	0	0.25%	10.8%	12/31/2021	3.84	0	0	0.00%	11.1%
12/31/2020	3.31	0	0	0.50%	43.4%	12/31/2020	3.38	0	0	0.25%	43.7%	12/31/2020	3.45	0	0	0.00%	44.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Inv Investor Class - 06-727

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$877,087	$870,019	61,346
Receivables: investments sold	34,518
Payables: investments purchased	-
Net assets	$911,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$911,605	252,999	$3.60
Band 100	-	-	3.71
Band 75	-	-	3.83
Band 50	-	-	3.95
Band 25	-	-	4.07
Band 0	-	-	4.19
Total	$911,605	252,999

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,208)
Net investment income (loss)			(10,208)

Gain (loss) on investments:
Net realized gain (loss)			70,215
Realized gain distributions			100,485
Net change in unrealized appreciation (depreciation)			7,068
Net gain (loss)			177,768

Increase (decrease) in net assets from operations			$167,560

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,208)	$(273)
Net realized gain (loss)		70,215	(55,289)
Realized gain distributions		100,485	-
Net change in unrealized appreciation (depreciation)		7,068	62,304

Increase (decrease) in net assets from operations		167,560	6,742

Contract owner transactions:
Proceeds from units sold		1,212,891	11,254
Cost of units redeemed		(463,928)	(174,002)
Account charges		(4,918)	(72)
Increase (decrease)		744,045	(162,820)
Net increase (decrease)		911,605	(156,078)
Net assets, beginning		-	156,078
Net assets, ending		$911,605	$-

Units sold		382,490	3,935
Units redeemed		(129,491)	(60,403)
Net increase (decrease)		252,999	(56,468)
Units outstanding, beginning		-	56,468
Units outstanding, ending		252,999	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,409,900
Cost of units redeemed/account charges			(19,385,150)
Net investment income (loss)			(188,176)
Net realized gain (loss)			(1,459,996)
Realized gain distributions			3,527,959
Net change in unrealized appreciation (depreciation)			7,068
Net assets			$911,605

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.60	253	$912	1.25%	19.0%	12/31/2024	$3.71	0	$0	1.00%	19.3%	12/31/2024	$3.83	0	$0	0.75%	19.6%
12/31/2023	3.03	0	0	1.25%	17.6%	12/31/2023	3.11	0	0	1.00%	17.9%	12/31/2023	3.20	0	0	0.75%	18.2%
12/31/2022	2.57	26	66	1.25%	-27.4%	12/31/2022	2.64	0	0	1.00%	-27.2%	12/31/2022	2.71	0	0	0.75%	-27.1%
12/31/2021	3.55	20	71	1.25%	10.2%	12/31/2021	3.63	0	0	1.00%	10.5%	12/31/2021	3.71	0	0	0.75%	10.8%
12/31/2020	3.22	17	55	1.25%	42.8%	12/31/2020	3.28	0	0	1.00%	43.2%	12/31/2020	3.35	0	0	0.75%	43.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.95	0	$0	0.50%	19.9%	12/31/2024	$4.07	0	$0	0.25%	20.2%	12/31/2024	$4.19	0	$0	0.00%	20.5%
12/31/2023	3.29	0	0	0.50%	18.5%	12/31/2023	3.38	0	0	0.25%	18.8%	12/31/2023	3.48	0	0	0.00%	19.1%
12/31/2022	2.78	0	0	0.50%	-26.9%	12/31/2022	2.85	0	0	0.25%	-26.7%	12/31/2022	2.92	31	90	0.00%	-26.5%
12/31/2021	3.80	0	0	0.50%	11.1%	12/31/2021	3.89	0	0	0.25%	11.3%	12/31/2021	3.98	27	109	0.00%	11.6%
12/31/2020	3.42	0	0	0.50%	43.9%	12/31/2020	3.49	0	0	0.25%	44.3%	12/31/2020	3.56	24	84	0.00%	44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs GQG Partners Intl Oppss Fund R6 Class - 06-74J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	1.25%	-8.7%	12/31/2024	$0.91	0	$0	1.00%	-8.7%	12/31/2024	$0.91	0	$0	0.75%	-8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	0.50%	-8.6%	12/31/2024	$0.91	0	$0	0.25%	-8.6%	12/31/2024	$0.91	0	$0	0.00%	-8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldmansachs Int Eq Inc R6 Class - 06-6YX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	1.25%	-6.7%	12/31/2024	$0.93	0	$0	1.00%	-6.6%	12/31/2024	$0.93	0	$0	0.75%	-6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	-6.5%	12/31/2024	$0.94	0	$0	0.25%	-6.4%	12/31/2024	$0.94	0	$0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Macro Opp R6 Class - 06-6KG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,609	$91,946	3,854
Receivables: investments sold	-
Payables: investments purchased	(525)
Net assets	$95,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,084	83,452	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$95,084	83,452

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,532
Mortality & expense charges			(1,176)
Net investment income (loss)			4,356

Gain (loss) on investments:
Net realized gain (loss)			89
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,365
Net gain (loss)			1,454

Increase (decrease) in net assets from operations			$5,810

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,356	$760
Net realized gain (loss)		89	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,365	2,298

Increase (decrease) in net assets from operations		5,810	3,059

Contract owner transactions:
Proceeds from units sold		344	87,741
Cost of units redeemed		(1,646)	-
Account charges		(192)	(32)
Increase (decrease)		(1,494)	87,709
Net increase (decrease)		4,316	90,768
Net assets, beginning		90,768	-
Net assets, ending		$95,084	$90,768

Units sold		308	84,809
Units redeemed		(1,635)	(30)
Net increase (decrease)		(1,327)	84,779
Units outstanding, beginning		84,779	-
Units outstanding, ending		83,452	84,779

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$88,085
Cost of units redeemed/account charges			(1,870)
Net investment income (loss)			5,116
Net realized gain (loss)			90
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,663
Net assets			$95,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	83	$95	1.25%	6.4%	12/31/2024	$1.15	0	$0	1.00%	6.7%	12/31/2024	$1.15	0	$0	0.75%	7.0%
12/31/2023	1.07	85	91	1.25%	8.4%	12/31/2023	1.07	0	0	1.00%	8.6%	12/31/2023	1.08	0	0	0.75%	8.9%
12/31/2022	0.99	0	0	1.25%	-1.2%	12/31/2022	0.99	0	0	1.00%	-1.2%	12/31/2022	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	7.2%	12/31/2024	$1.16	0	$0	0.25%	7.5%	12/31/2024	$1.17	0	$0	0.00%	7.8%
12/31/2023	1.08	0	0	0.50%	9.2%	12/31/2023	1.08	0	0	0.25%	9.4%	12/31/2023	1.08	0	0	0.00%	9.7%
12/31/2022	0.99	0	0	0.50%	-1.2%	12/31/2022	0.99	0	0	0.25%	-1.2%	12/31/2022	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	2.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Total Ret Bond R6 Class - 06-6KF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,638	$259,732	11,050
Receivables: investments sold	-
Payables: investments purchased	(3,390)
Net assets	$259,248

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$259,248	246,186	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$259,248	246,186

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,248
Mortality & expense charges			(2,988)
Net investment income (loss)			8,260

Gain (loss) on investments:
Net realized gain (loss)			640
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,745)
Net gain (loss)			(3,105)

Increase (decrease) in net assets from operations			$5,155

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,260	$1,131
Net realized gain (loss)		640	(1,690)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,745)	6,651

Increase (decrease) in net assets from operations		5,155	6,092

Contract owner transactions:
Proceeds from units sold		81,050	277,310
Cost of units redeemed		(18,586)	(91,556)
Account charges		(87)	(130)
Increase (decrease)		62,377	185,624
Net increase (decrease)		67,532	191,716
Net assets, beginning		191,716	-
Net assets, ending		$259,248	$191,716

Units sold		80,278	279,348
Units redeemed		(19,645)	(93,795)
Net increase (decrease)		60,633	185,553
Units outstanding, beginning		185,553	-
Units outstanding, ending		246,186	185,553

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$358,360
Cost of units redeemed/account charges			(110,359)
Net investment income (loss)			9,391
Net realized gain (loss)			(1,050)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,906
Net assets			$259,248

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	246	$259	1.25%	1.9%	12/31/2024	$1.06	0	$0	1.00%	2.2%	12/31/2024	$1.06	0	$0	0.75%	2.4%
12/31/2023	1.03	186	192	1.25%	6.2%	12/31/2023	1.04	0	0	1.00%	6.4%	12/31/2023	1.04	0	0	0.75%	6.7%
12/31/2022	0.97	0	0	1.25%	-2.7%	12/31/2022	0.97	0	0	1.00%	-2.7%	12/31/2022	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	2.7%	12/31/2024	$1.07	0	$0	0.25%	2.9%	12/31/2024	$1.08	0	$0	0.00%	3.2%
12/31/2023	1.04	0	0	0.50%	7.0%	12/31/2023	1.04	0	0	0.25%	7.2%	12/31/2023	1.05	0	0	0.00%	7.5%
12/31/2022	0.97	0	0	0.50%	-2.6%	12/31/2022	0.97	0	0	0.25%	-2.6%	12/31/2022	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	1.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,723	$6,997	612
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$6,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,727	5,745	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$6,727	5,745

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$265
Mortality & expense charges			(81)
Net investment income (loss)			184

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			41
Net change in unrealized appreciation (depreciation)			112
Net gain (loss)			151

Increase (decrease) in net assets from operations			$335

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$184	$108
Net realized gain (loss)		(2)	(5)
Realized gain distributions		41	41
Net change in unrealized appreciation (depreciation)		112	272

Increase (decrease) in net assets from operations		335	416

Contract owner transactions:
Proceeds from units sold		301	290
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		301	290
Net increase (decrease)		636	706
Net assets, beginning		6,091	5,385
Net assets, ending		$6,727	$6,091

Units sold		265	274
Units redeemed		-	-
Net increase (decrease)		265	274
Units outstanding, beginning		5,480	5,206
Units outstanding, ending		5,745	5,480

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,236
Cost of units redeemed/account charges			-
Net investment income (loss)			338
Net realized gain (loss)			(8)
Realized gain distributions			435
Net change in unrealized appreciation (depreciation)			(274)
Net assets			$6,727

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	6	$7	1.25%	5.3%	12/31/2024	$1.19	0	$0	1.00%	5.6%	12/31/2024	$1.21	0	$0	0.75%	5.9%
12/31/2023	1.11	5	6	1.25%	7.5%	12/31/2023	1.13	0	0	1.00%	7.7%	12/31/2023	1.14	0	0	0.75%	8.0%
12/31/2022	1.03	5	5	1.25%	-11.3%	12/31/2022	1.05	0	0	1.00%	-11.1%	12/31/2022	1.06	0	0	0.75%	-10.8%
12/31/2021	1.17	5	6	1.25%	2.5%	12/31/2021	1.18	0	0	1.00%	2.8%	12/31/2021	1.18	0	0	0.75%	3.0%
12/31/2020	1.14	5	5	1.25%	5.6%	12/31/2020	1.14	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	6.1%	12/31/2024	$1.24	0	$0	0.25%	6.4%	12/31/2024	$1.26	0	$0	0.00%	6.7%
12/31/2023	1.16	0	0	0.50%	8.3%	12/31/2023	1.17	0	0	0.25%	8.5%	12/31/2023	1.18	0	0	0.00%	8.8%
12/31/2022	1.07	0	0	0.50%	-10.6%	12/31/2022	1.08	0	0	0.25%	-10.4%	12/31/2022	1.09	0	0	0.00%	-10.2%
12/31/2021	1.19	0	0	0.50%	3.3%	12/31/2021	1.20	0	0	0.25%	3.6%	12/31/2021	1.21	0	0	0.00%	3.8%
12/31/2020	1.16	0	0	0.50%	6.4%	12/31/2020	1.16	0	0	0.25%	6.7%	12/31/2020	1.17	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.1%
2022	1.5%
2021	1.6%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$308	$321	26
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$308	216	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$308	216

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$140
Mortality & expense charges			(62)
Net investment income (loss)			78

Gain (loss) on investments:
Net realized gain (loss)			703
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(169)
Net gain (loss)			540

Increase (decrease) in net assets from operations			$618

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$78	$14
Net realized gain (loss)		703	-
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		(169)	156

Increase (decrease) in net assets from operations		618	170

Contract owner transactions:
Proceeds from units sold		6,660	3,847
Cost of units redeemed		(10,937)	(43)
Account charges		(5)	(2)
Increase (decrease)		(4,282)	3,802
Net increase (decrease)		(3,664)	3,972
Net assets, beginning		3,972	-
Net assets, ending		$308	$3,972

Units sold		4,964	3,101
Units redeemed		(7,813)	(36)
Net increase (decrease)		(2,849)	3,065
Units outstanding, beginning		3,065	-
Units outstanding, ending		216	3,065

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,507
Cost of units redeemed/account charges			(10,987)
Net investment income (loss)			92
Net realized gain (loss)			703
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(13)
Net assets			$308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	1.25%	10.0%	12/31/2024	$1.45	0	$0	1.00%	10.2%	12/31/2024	$1.47	0	$0	0.75%	10.5%
12/31/2023	1.30	3	4	1.25%	9.8%	12/31/2023	1.31	0	0	1.00%	10.0%	12/31/2023	1.33	0	0	0.75%	10.3%
12/31/2022	1.18	0	0	1.25%	-12.5%	12/31/2022	1.19	0	0	1.00%	-12.3%	12/31/2022	1.21	0	0	0.75%	-12.1%
12/31/2021	1.35	0	0	1.25%	10.4%	12/31/2021	1.36	0	0	1.00%	10.7%	12/31/2021	1.37	0	0	0.75%	11.0%
12/31/2020	1.22	0	0	1.25%	8.5%	12/31/2020	1.23	0	0	1.00%	8.8%	12/31/2020	1.24	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	10.8%	12/31/2024	$1.52	0	$0	0.25%	11.1%	12/31/2024	$1.54	0	$0	0.00%	11.3%
12/31/2023	1.35	0	0	0.50%	10.6%	12/31/2023	1.36	0	0	0.25%	10.9%	12/31/2023	1.38	0	0	0.00%	11.2%
12/31/2022	1.22	0	0	0.50%	-11.8%	12/31/2022	1.23	0	0	0.25%	-11.6%	12/31/2022	1.24	0	0	0.00%	-11.4%
12/31/2021	1.38	0	0	0.50%	11.2%	12/31/2021	1.39	0	0	0.25%	11.5%	12/31/2021	1.40	0	0	0.00%	11.8%
12/31/2020	1.24	0	0	0.50%	9.3%	12/31/2020	1.25	0	0	0.25%	9.6%	12/31/2020	1.26	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.5%
2023	1.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,283	$34,126	2,788
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$35,269

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,269	24,221	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$35,269	24,221

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$936
Mortality & expense charges			(324)
Net investment income (loss)			612

Gain (loss) on investments:
Net realized gain (loss)			32
Realized gain distributions			240
Net change in unrealized appreciation (depreciation)			1,001
Net gain (loss)			1,273

Increase (decrease) in net assets from operations			$1,885

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$612	$194
Net realized gain (loss)		32	(4)
Realized gain distributions		240	-
Net change in unrealized appreciation (depreciation)		1,001	298

Increase (decrease) in net assets from operations		1,885	488

Contract owner transactions:
Proceeds from units sold		26,190	6,180
Cost of units redeemed		-	-
Account charges		(90)	(8)
Increase (decrease)		26,100	6,172
Net increase (decrease)		27,985	6,660
Net assets, beginning		7,284	624
Net assets, ending		$35,269	$7,284

Units sold		18,749	4,994
Units redeemed		(62)	(6)
Net increase (decrease)		18,687	4,988
Units outstanding, beginning		5,534	546
Units outstanding, ending		24,221	5,534

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,509
Cost of units redeemed/account charges			(610)
Net investment income (loss)			809
Net realized gain (loss)			81
Realized gain distributions			323
Net change in unrealized appreciation (depreciation)			1,157
Net assets			$35,269

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	24	$35	1.25%	10.6%	12/31/2024	$1.48	0	$0	1.00%	10.9%	12/31/2024	$1.50	0	$0	0.75%	11.2%
12/31/2023	1.32	6	7	1.25%	15.1%	12/31/2023	1.33	0	0	1.00%	15.4%	12/31/2023	1.35	0	0	0.75%	15.7%
12/31/2022	1.14	1	1	1.25%	-19.0%	12/31/2022	1.16	0	0	1.00%	-18.8%	12/31/2022	1.17	0	0	0.75%	-18.6%
12/31/2021	1.41	0	1	1.25%	10.2%	12/31/2021	1.42	0	0	1.00%	10.5%	12/31/2021	1.43	0	0	0.75%	10.7%
12/31/2020	1.28	0	0	1.25%	11.6%	12/31/2020	1.29	0	0	1.00%	11.8%	12/31/2020	1.30	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	11.5%	12/31/2024	$1.55	0	$0	0.25%	11.7%	12/31/2024	$1.57	0	$0	0.00%	12.0%
12/31/2023	1.37	0	0	0.50%	16.0%	12/31/2023	1.39	0	0	0.25%	16.3%	12/31/2023	1.40	0	0	0.00%	16.6%
12/31/2022	1.18	0	0	0.50%	-18.4%	12/31/2022	1.19	0	0	0.25%	-18.2%	12/31/2022	1.20	0	0	0.00%	-18.0%
12/31/2021	1.45	0	0	0.50%	11.0%	12/31/2021	1.46	0	0	0.25%	11.3%	12/31/2021	1.47	0	0	0.00%	11.6%
12/31/2020	1.30	0	0	0.50%	12.4%	12/31/2020	1.31	0	0	0.25%	12.7%	12/31/2020	1.32	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	5.6%
2022	0.0%
2021	3.5%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,312	$31,471	4,055
Receivables: investments sold	2,021
Payables: investments purchased	-
Net assets	$36,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,333	34,552	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$36,333	34,552

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,004
Mortality & expense charges			(458)
Net investment income (loss)			546

Gain (loss) on investments:
Net realized gain (loss)			490
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			292
Net gain (loss)			782

Increase (decrease) in net assets from operations			$1,328

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$546	$416
Net realized gain (loss)		490	(142)
Realized gain distributions		-	45
Net change in unrealized appreciation (depreciation)		292	5,131

Increase (decrease) in net assets from operations		1,328	5,450

Contract owner transactions:
Proceeds from units sold		11,514	31,649
Cost of units redeemed		(22,297)	(1,657)
Account charges		(106)	(30)
Increase (decrease)		(10,889)	29,962
Net increase (decrease)		(9,561)	35,412
Net assets, beginning		45,894	10,482
Net assets, ending		$36,333	$45,894

Units sold		10,946	34,916
Units redeemed		(20,826)	(1,653)
Net increase (decrease)		(9,880)	33,263
Units outstanding, beginning		44,432	11,169
Units outstanding, ending		34,552	44,432

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$81,493
Cost of units redeemed/account charges			(47,822)
Net investment income (loss)			3,225
Net realized gain (loss)			(5,870)
Realized gain distributions			2,466
Net change in unrealized appreciation (depreciation)			2,841
Net assets			$36,333

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	35	$36	1.25%	1.8%	12/31/2024	$1.07	0	$0	1.00%	2.1%	12/31/2024	$1.08	0	$0	0.75%	2.3%
12/31/2023	1.03	44	46	1.25%	10.1%	12/31/2023	1.04	0	0	1.00%	10.3%	12/31/2023	1.06	0	0	0.75%	10.6%
12/31/2022	0.94	11	10	1.25%	-26.6%	12/31/2022	0.95	0	0	1.00%	-26.4%	12/31/2022	0.96	0	0	0.75%	-26.2%
12/31/2021	1.28	35	45	1.25%	28.4%	12/31/2021	1.29	0	0	1.00%	28.7%	12/31/2021	1.29	0	0	0.75%	29.0%
12/31/2020	1.00	25	25	1.25%	-5.7%	12/31/2020	1.00	0	0	1.00%	-5.5%	12/31/2020	1.00	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	2.6%	12/31/2024	$1.11	0	$0	0.25%	2.8%	12/31/2024	$1.13	0	$0	0.00%	3.1%
12/31/2023	1.07	0	0	0.50%	10.9%	12/31/2023	1.08	0	0	0.25%	11.2%	12/31/2023	1.09	0	0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-26.0%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.7%
12/31/2021	1.30	0	0	0.50%	29.3%	12/31/2021	1.31	0	0	0.25%	29.6%	12/31/2021	1.32	0	0	0.00%	30.0%
12/31/2020	1.01	0	0	0.50%	-5.0%	12/31/2020	1.01	0	0	0.25%	-4.8%	12/31/2020	1.02	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.3%
2022	1.3%
2021	4.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,038	$31,326	3,704
Receivables: investments sold	1,152
Payables: investments purchased	-
Net assets	$35,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,190	30,648	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$35,190	30,648

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$557
Mortality & expense charges			(434)
Net investment income (loss)			123

Gain (loss) on investments:
Net realized gain (loss)			1,253
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,040
Net gain (loss)			2,293

Increase (decrease) in net assets from operations			$2,416

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$123	$502
Net realized gain (loss)		1,253	255
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,040	2,216

Increase (decrease) in net assets from operations		2,416	2,973

Contract owner transactions:
Proceeds from units sold		8,744	31,871
Cost of units redeemed		(7,392)	(16,335)
Account charges		(98)	(56)
Increase (decrease)		1,254	15,480
Net increase (decrease)		3,670	18,453
Net assets, beginning		31,520	13,067
Net assets, ending		$35,190	$31,520

Units sold		7,517	31,862
Units redeemed		(6,208)	(15,865)
Net increase (decrease)		1,309	15,997
Units outstanding, beginning		29,339	13,342
Units outstanding, ending		30,648	29,339

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$69,380
Cost of units redeemed/account charges			(39,703)
Net investment income (loss)			854
Net realized gain (loss)			(318)
Realized gain distributions			2,265
Net change in unrealized appreciation (depreciation)			2,712
Net assets			$35,190

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	31	$35	1.25%	6.9%	12/31/2024	$1.16	0	$0	1.00%	7.1%	12/31/2024	$1.18	0	$0	0.75%	7.4%
12/31/2023	1.07	29	32	1.25%	9.7%	12/31/2023	1.09	0	0	1.00%	10.0%	12/31/2023	1.10	0	0	0.75%	10.2%
12/31/2022	0.98	13	13	1.25%	-22.4%	12/31/2022	0.99	0	0	1.00%	-22.2%	12/31/2022	1.00	0	0	0.75%	-22.0%
12/31/2021	1.26	16	20	1.25%	-3.1%	12/31/2021	1.27	0	0	1.00%	-2.8%	12/31/2021	1.28	0	0	0.75%	-2.6%
12/31/2020	1.30	16	21	1.25%	20.6%	12/31/2020	1.31	0	0	1.00%	20.9%	12/31/2020	1.31	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	7.7%	12/31/2024	$1.21	0	$0	0.25%	8.0%	12/31/2024	$1.23	0	$0	0.00%	8.2%
12/31/2023	1.11	0	0	0.50%	10.5%	12/31/2023	1.12	0	0	0.25%	10.8%	12/31/2023	1.14	0	0	0.00%	11.1%
12/31/2022	1.01	0	0	0.50%	-21.8%	12/31/2022	1.01	0	0	0.25%	-21.6%	12/31/2022	1.02	0	0	0.00%	-21.4%
12/31/2021	1.29	0	0	0.50%	-2.3%	12/31/2021	1.29	0	0	0.25%	-2.1%	12/31/2021	1.30	0	0	0.00%	-1.8%
12/31/2020	1.32	0	0	0.50%	21.5%	12/31/2020	1.32	0	0	0.25%	21.8%	12/31/2020	1.33	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	3.0%
2022	1.6%
2021	0.7%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds International Equity Fund Advisor Class - 06-43G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,160	$127,089	9,656
Receivables: investments sold	4,042
Payables: investments purchased	-
Net assets	$132,202

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,202	105,384	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$132,202	105,384

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,209
Mortality & expense charges			(1,635)
Net investment income (loss)			574

Gain (loss) on investments:
Net realized gain (loss)			3,629
Realized gain distributions			8,234
Net change in unrealized appreciation (depreciation)			(5,129)
Net gain (loss)			6,734

Increase (decrease) in net assets from operations			$7,308

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$574	$2,347
Net realized gain (loss)		3,629	16
Realized gain distributions		8,234	1,894
Net change in unrealized appreciation (depreciation)		(5,129)	6,200

Increase (decrease) in net assets from operations		7,308	10,457

Contract owner transactions:
Proceeds from units sold		28,869	109,223
Cost of units redeemed		(22,053)	(1,101)
Account charges		(380)	(121)
Increase (decrease)		6,436	108,001
Net increase (decrease)		13,744	118,458
Net assets, beginning		118,458	-
Net assets, ending		$132,202	$118,458

Units sold		22,762	100,543
Units redeemed		(16,881)	(1,040)
Net increase (decrease)		5,881	99,503
Units outstanding, beginning		99,503	-
Units outstanding, ending		105,384	99,503

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$138,092
Cost of units redeemed/account charges			(23,655)
Net investment income (loss)			2,921
Net realized gain (loss)			3,645
Realized gain distributions			10,128
Net change in unrealized appreciation (depreciation)			1,071
Net assets			$132,202

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	105	$132	1.25%	5.4%	12/31/2024	$1.27	0	$0	1.00%	5.6%	12/31/2024	$1.29	0	$0	0.75%	5.9%
12/31/2023	1.19	100	118	1.25%	16.9%	12/31/2023	1.20	0	0	1.00%	17.2%	12/31/2023	1.22	0	0	0.75%	17.5%
12/31/2022	1.02	0	0	1.25%	-17.1%	12/31/2022	1.03	0	0	1.00%	-16.8%	12/31/2022	1.04	0	0	0.75%	-16.6%
12/31/2021	1.23	0	0	1.25%	8.3%	12/31/2021	1.24	0	0	1.00%	8.5%	12/31/2021	1.24	0	0	0.75%	8.8%
12/31/2020	1.13	0	0	1.25%	6.5%	12/31/2020	1.14	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	6.2%	12/31/2024	$1.33	0	$0	0.25%	6.4%	12/31/2024	$1.34	0	$0	0.00%	6.7%
12/31/2023	1.23	0	0	0.50%	17.8%	12/31/2023	1.25	0	0	0.25%	18.1%	12/31/2023	1.26	0	0	0.00%	18.4%
12/31/2022	1.05	0	0	0.50%	-16.4%	12/31/2022	1.05	0	0	0.25%	-16.2%	12/31/2022	1.06	0	0	0.00%	-16.0%
12/31/2021	1.25	0	0	0.50%	9.1%	12/31/2021	1.26	0	0	0.25%	9.3%	12/31/2021	1.27	0	0	0.00%	9.6%
12/31/2020	1.15	0	0	0.50%	7.3%	12/31/2020	1.15	0	0	0.25%	7.5%	12/31/2020	1.16	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	4.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Value Equity Fund Institutional Class - 06-43M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,188	$154,686	8,375
Receivables: investments sold	-
Payables: investments purchased	(980)
Net assets	$157,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,208	97,867	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$157,208	97,867

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,008
Mortality & expense charges			(1,301)
Net investment income (loss)			707

Gain (loss) on investments:
Net realized gain (loss)			2,252
Realized gain distributions			9,537
Net change in unrealized appreciation (depreciation)			(294)
Net gain (loss)			11,495

Increase (decrease) in net assets from operations			$12,202

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$707	$653
Net realized gain (loss)		2,252	11
Realized gain distributions		9,537	2,867
Net change in unrealized appreciation (depreciation)		(294)	3,833

Increase (decrease) in net assets from operations		12,202	7,364

Contract owner transactions:
Proceeds from units sold		70,388	85,368
Cost of units redeemed		(15,567)	(2,841)
Account charges		(301)	(110)
Increase (decrease)		54,520	82,417
Net increase (decrease)		66,722	89,781
Net assets, beginning		90,486	705
Net assets, ending		$157,208	$90,486

Units sold		43,263	66,506
Units redeemed		(9,992)	(2,461)
Net increase (decrease)		33,271	64,045
Units outstanding, beginning		64,596	551
Units outstanding, ending		97,867	64,596

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$205,346
Cost of units redeemed/account charges			(68,080)
Net investment income (loss)			1,550
Net realized gain (loss)			856
Realized gain distributions			14,034
Net change in unrealized appreciation (depreciation)			3,502
Net assets			$157,208

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	98	$157	1.25%	14.7%	12/31/2024	$1.63	0	$0	1.00%	15.0%	12/31/2024	$1.65	0	$0	0.75%	15.3%
12/31/2023	1.40	65	90	1.25%	9.5%	12/31/2023	1.42	0	0	1.00%	9.7%	12/31/2023	1.43	0	0	0.75%	10.0%
12/31/2022	1.28	1	1	1.25%	-7.1%	12/31/2022	1.29	0	0	1.00%	-6.8%	12/31/2022	1.30	0	0	0.75%	-6.6%
12/31/2021	1.38	12	17	1.25%	23.1%	12/31/2021	1.39	0	0	1.00%	23.4%	12/31/2021	1.39	0	0	0.75%	23.7%
12/31/2020	1.12	0	0	1.25%	2.9%	12/31/2020	1.12	0	0	1.00%	3.2%	12/31/2020	1.13	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	15.5%	12/31/2024	$1.70	0	$0	0.25%	15.8%	12/31/2024	$1.72	0	$0	0.00%	16.1%
12/31/2023	1.45	0	0	0.50%	10.3%	12/31/2023	1.47	0	0	0.25%	10.6%	12/31/2023	1.48	0	0	0.00%	10.8%
12/31/2022	1.31	0	0	0.50%	-6.4%	12/31/2022	1.33	0	0	0.25%	-6.1%	12/31/2022	1.34	0	0	0.00%	-5.9%
12/31/2021	1.40	0	0	0.50%	24.0%	12/31/2021	1.41	0	0	0.25%	24.3%	12/31/2021	1.42	0	0	0.00%	24.6%
12/31/2020	1.13	0	0	0.50%	3.7%	12/31/2020	1.14	0	0	0.25%	3.9%	12/31/2020	1.14	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	2.0%
2022	0.1%
2021	3.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$414,851	$406,511	23,107
Receivables: investments sold	-
Payables: investments purchased	(1,920)
Net assets	$412,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$412,931	274,016	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$412,931	274,016

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,941
Mortality & expense charges			(4,567)
Net investment income (loss)			(2,626)

Gain (loss) on investments:
Net realized gain (loss)			1,412
Realized gain distributions			22,214
Net change in unrealized appreciation (depreciation)			12,904
Net gain (loss)			36,530

Increase (decrease) in net assets from operations			$33,904

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,626)	$(539)
Net realized gain (loss)		1,412	(8,639)
Realized gain distributions		22,214	6,054
Net change in unrealized appreciation (depreciation)		12,904	42,152

Increase (decrease) in net assets from operations		33,904	39,028

Contract owner transactions:
Proceeds from units sold		91,779	111,248
Cost of units redeemed		(32,259)	(53,880)
Account charges		(321)	(104)
Increase (decrease)		59,199	57,264
Net increase (decrease)		93,103	96,292
Net assets, beginning		319,828	223,536
Net assets, ending		$412,931	$319,828

Units sold		64,233	90,466
Units redeemed		(21,971)	(42,522)
Net increase (decrease)		42,262	47,944
Units outstanding, beginning		231,754	183,810
Units outstanding, ending		274,016	231,754

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$690,846
Cost of units redeemed/account charges			(289,481)
Net investment income (loss)			(6,687)
Net realized gain (loss)			(57,090)
Realized gain distributions			67,003
Net change in unrealized appreciation (depreciation)			8,340
Net assets			$412,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	274	$413	1.25%	9.2%	12/31/2024	$1.53	0	$0	1.00%	9.5%	12/31/2024	$1.55	0	$0	0.75%	9.7%
12/31/2023	1.38	232	320	1.25%	13.5%	12/31/2023	1.40	0	0	1.00%	13.8%	12/31/2023	1.41	0	0	0.75%	14.0%
12/31/2022	1.22	184	224	1.25%	-18.8%	12/31/2022	1.23	0	0	1.00%	-18.6%	12/31/2022	1.24	0	0	0.75%	-18.4%
12/31/2021	1.50	288	431	1.25%	20.6%	12/31/2021	1.51	0	0	1.00%	20.9%	12/31/2021	1.52	0	0	0.75%	21.2%
12/31/2020	1.24	0	0	1.25%	18.6%	12/31/2020	1.25	0	0	1.00%	18.9%	12/31/2020	1.25	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	10.0%	12/31/2024	$1.59	0	$0	0.25%	10.3%	12/31/2024	$1.61	0	$0	0.00%	10.6%
12/31/2023	1.43	0	0	0.50%	14.3%	12/31/2023	1.44	0	0	0.25%	14.6%	12/31/2023	1.46	0	0	0.00%	14.9%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.27	0	0	0.00%	-17.8%
12/31/2021	1.53	0	0	0.50%	21.5%	12/31/2021	1.54	0	0	0.25%	21.8%	12/31/2021	1.55	0	0	0.00%	22.1%
12/31/2020	1.26	0	0	0.50%	19.5%	12/31/2020	1.26	0	0	0.25%	19.8%	12/31/2020	1.27	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.9%
2022	0.3%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Equity Fund Advisor Class - 06-43F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,763	$126,917	4,748
Receivables: investments sold	-
Payables: investments purchased	(5,740)
Net assets	$130,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,023	66,386	$1.96
Band 100	-	-	1.99
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	-	-	2.10
Total	$130,023	66,386

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(998)
Net investment income (loss)			(998)

Gain (loss) on investments:
Net realized gain (loss)			4,485
Realized gain distributions			9,999
Net change in unrealized appreciation (depreciation)			3,570
Net gain (loss)			18,054

Increase (decrease) in net assets from operations			$17,056

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(998)	$(202)
Net realized gain (loss)		4,485	31
Realized gain distributions		9,999	3,291
Net change in unrealized appreciation (depreciation)		3,570	5,276

Increase (decrease) in net assets from operations		17,056	8,396

Contract owner transactions:
Proceeds from units sold		69,217	63,156
Cost of units redeemed		(24,460)	(3,042)
Account charges		(222)	(78)
Increase (decrease)		44,535	60,036
Net increase (decrease)		61,591	68,432
Net assets, beginning		68,432	-
Net assets, ending		$130,023	$68,432

Units sold		34,824	47,050
Units redeemed		(13,426)	(2,062)
Net increase (decrease)		21,398	44,988
Units outstanding, beginning		44,988	-
Units outstanding, ending		66,386	44,988

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$132,373
Cost of units redeemed/account charges			(27,802)
Net investment income (loss)			(1,200)
Net realized gain (loss)			4,516
Realized gain distributions			13,290
Net change in unrealized appreciation (depreciation)			8,846
Net assets			$130,023

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	66	$130	1.25%	28.8%	12/31/2024	$1.99	0	$0	1.00%	29.1%	12/31/2024	$2.01	0	$0	0.75%	29.4%
12/31/2023	1.52	45	68	1.25%	40.5%	12/31/2023	1.54	0	0	1.00%	40.8%	12/31/2023	1.56	0	0	0.75%	41.2%
12/31/2022	1.08	0	0	1.25%	-35.3%	12/31/2022	1.09	0	0	1.00%	-35.2%	12/31/2022	1.10	0	0	0.75%	-35.0%
12/31/2021	1.67	0	0	1.25%	16.2%	12/31/2021	1.68	0	0	1.00%	16.5%	12/31/2021	1.70	0	0	0.75%	16.8%
12/31/2020	1.44	0	0	1.25%	34.1%	12/31/2020	1.45	0	0	1.00%	34.4%	12/31/2020	1.45	0	0	0.75%	34.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	29.7%	12/31/2024	$2.07	0	$0	0.25%	30.1%	12/31/2024	$2.10	0	$0	0.00%	30.4%
12/31/2023	1.57	0	0	0.50%	41.5%	12/31/2023	1.59	0	0	0.25%	41.9%	12/31/2023	1.61	0	0	0.00%	42.2%
12/31/2022	1.11	0	0	0.50%	-34.8%	12/31/2022	1.12	0	0	0.25%	-34.7%	12/31/2022	1.13	0	0	0.00%	-34.5%
12/31/2021	1.71	0	0	0.50%	17.1%	12/31/2021	1.72	0	0	0.25%	17.4%	12/31/2021	1.73	0	0	0.00%	17.7%
12/31/2020	1.46	0	0	0.50%	35.1%	12/31/2020	1.46	0	0	0.25%	35.4%	12/31/2020	1.47	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Equity Index Fund Advisor Class - 06-3YW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,209	$39,677	685
Receivables: investments sold	-
Payables: investments purchased	(102)
Net assets	$40,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,107	19,935	$2.01
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.13
Band 0	-	-	2.16
Total	$40,107	19,935

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$416
Mortality & expense charges			(297)
Net investment income (loss)			119

Gain (loss) on investments:
Net realized gain (loss)			3,968
Realized gain distributions			391
Net change in unrealized appreciation (depreciation)			(364)
Net gain (loss)			3,995

Increase (decrease) in net assets from operations			$4,114

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$119	$71
Net realized gain (loss)		3,968	18
Realized gain distributions		391	370
Net change in unrealized appreciation (depreciation)		(364)	896

Increase (decrease) in net assets from operations		4,114	1,355

Contract owner transactions:
Proceeds from units sold		32,093	21,571
Cost of units redeemed		(18,675)	(295)
Account charges		(50)	(6)
Increase (decrease)		13,368	21,270
Net increase (decrease)		17,482	22,625
Net assets, beginning		22,625	-
Net assets, ending		$40,107	$22,625

Units sold		15,666	14,055
Units redeemed		(9,599)	(187)
Net increase (decrease)		6,067	13,868
Units outstanding, beginning		13,868	-
Units outstanding, ending		19,935	13,868

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$83,479
Cost of units redeemed/account charges			(66,935)
Net investment income (loss)			205
Net realized gain (loss)			21,113
Realized gain distributions			1,713
Net change in unrealized appreciation (depreciation)			532
Net assets			$40,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	20	$40	1.25%	23.3%	12/31/2024	$2.04	0	$0	1.00%	23.6%	12/31/2024	$2.07	0	$0	0.75%	23.9%
12/31/2023	1.63	14	23	1.25%	24.9%	12/31/2023	1.65	0	0	1.00%	25.3%	12/31/2023	1.67	0	0	0.75%	25.6%
12/31/2022	1.31	0	0	1.25%	-19.7%	12/31/2022	1.32	0	0	1.00%	-19.5%	12/31/2022	1.33	0	0	0.75%	-19.3%
12/31/2021	1.63	0	0	1.25%	26.7%	12/31/2021	1.64	0	0	1.00%	27.0%	12/31/2021	1.65	0	0	0.75%	27.3%
12/31/2020	1.28	30	38	1.25%	16.7%	12/31/2020	1.29	0	0	1.00%	17.0%	12/31/2020	1.29	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	24.2%	12/31/2024	$2.13	0	$0	0.25%	24.6%	12/31/2024	$2.16	0	$0	0.00%	24.9%
12/31/2023	1.69	0	0	0.50%	25.9%	12/31/2023	1.71	0	0	0.25%	26.2%	12/31/2023	1.73	0	0	0.00%	26.5%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.36	0	0	0.00%	-18.7%
12/31/2021	1.66	0	0	0.50%	27.6%	12/31/2021	1.67	0	0	0.25%	28.0%	12/31/2021	1.68	0	0	0.00%	28.3%
12/31/2020	1.30	0	0	0.50%	17.6%	12/31/2020	1.30	0	0	0.25%	17.9%	12/31/2020	1.31	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.0%
2022	0.0%
2021	1.2%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Bond Fund Advisor Class - 06-3YY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,754	$133,789	15,886
Receivables: investments sold	597
Payables: investments purchased	-
Net assets	$135,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,351	148,533	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.98
Total	$135,351	148,533

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,205
Mortality & expense charges			(1,646)
Net investment income (loss)			2,559

Gain (loss) on investments:
Net realized gain (loss)			959
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,597)
Net gain (loss)			(1,638)

Increase (decrease) in net assets from operations			$921

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,559	$161
Net realized gain (loss)		959	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,597)	3,562

Increase (decrease) in net assets from operations		921	3,722

Contract owner transactions:
Proceeds from units sold		88,434	54,029
Cost of units redeemed		(11,281)	(12)
Account charges		(381)	(81)
Increase (decrease)		76,772	53,936
Net increase (decrease)		77,693	57,658
Net assets, beginning		57,658	-
Net assets, ending		$135,351	$57,658

Units sold		98,066	62,994
Units redeemed		(12,423)	(104)
Net increase (decrease)		85,643	62,890
Units outstanding, beginning		62,890	-
Units outstanding, ending		148,533	62,890

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$142,463
Cost of units redeemed/account charges			(11,755)
Net investment income (loss)			2,720
Net realized gain (loss)			958
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			965
Net assets			$135,351

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	149	$135	1.25%	-0.6%	12/31/2024	$0.92	0	$0	1.00%	-0.4%	12/31/2024	$0.94	0	$0	0.75%	-0.1%
12/31/2023	0.92	63	58	1.25%	4.7%	12/31/2023	0.93	0	0	1.00%	5.0%	12/31/2023	0.94	0	0	0.75%	5.2%
12/31/2022	0.88	0	0	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.5%	12/31/2021	1.03	0	0	1.00%	-3.3%	12/31/2021	1.04	0	0	0.75%	-3.0%
12/31/2020	1.06	0	0	1.25%	4.0%	12/31/2020	1.06	0	0	1.00%	4.2%	12/31/2020	1.07	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	0.1%	12/31/2024	$0.96	0	$0	0.25%	0.4%	12/31/2024	$0.98	0	$0	0.00%	0.7%
12/31/2023	0.95	0	0	0.50%	5.5%	12/31/2023	0.96	0	0	0.25%	5.8%	12/31/2023	0.97	0	0	0.00%	6.0%
12/31/2022	0.90	0	0	0.50%	-13.8%	12/31/2022	0.91	0	0	0.25%	-13.6%	12/31/2022	0.92	0	0	0.00%	-13.4%
12/31/2021	1.04	0	0	0.50%	-2.8%	12/31/2021	1.05	0	0	0.25%	-2.6%	12/31/2021	1.06	0	0	0.00%	-2.3%
12/31/2020	1.07	0	0	0.50%	4.8%	12/31/2020	1.08	0	0	0.25%	5.0%	12/31/2020	1.08	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	1.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,292	$26,517	2,200
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$28,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,280	17,359	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$28,280	17,359

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$519
Mortality & expense charges			(244)
Net investment income (loss)			275

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			381
Net change in unrealized appreciation (depreciation)			1,385
Net gain (loss)			1,800

Increase (decrease) in net assets from operations			$2,075

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$275	$211
Net realized gain (loss)		34	-
Realized gain distributions		381	65
Net change in unrealized appreciation (depreciation)		1,385	390

Increase (decrease) in net assets from operations		2,075	666

Contract owner transactions:
Proceeds from units sold		16,409	9,237
Cost of units redeemed		-	(13)
Account charges		(65)	(29)
Increase (decrease)		16,344	9,195
Net increase (decrease)		18,419	9,861
Net assets, beginning		9,861	-
Net assets, ending		$28,280	$9,861

Units sold		10,499	6,931
Units redeemed		(40)	(31)
Net increase (decrease)		10,459	6,900
Units outstanding, beginning		6,900	-
Units outstanding, ending		17,359	6,900

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,646
Cost of units redeemed/account charges			(107)
Net investment income (loss)			486
Net realized gain (loss)			34
Realized gain distributions			446
Net change in unrealized appreciation (depreciation)			1,775
Net assets			$28,280

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	17	$28	1.25%	14.0%	12/31/2024	$1.65	0	$0	1.00%	14.3%	12/31/2024	$1.68	0	$0	0.75%	14.6%
12/31/2023	1.43	7	10	1.25%	19.2%	12/31/2023	1.45	0	0	1.00%	19.5%	12/31/2023	1.47	0	0	0.75%	19.8%
12/31/2022	1.20	0	0	1.25%	-20.6%	12/31/2022	1.21	0	0	1.00%	-20.4%	12/31/2022	1.22	0	0	0.75%	-20.2%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.7%	12/31/2021	1.53	0	0	0.75%	14.0%
12/31/2020	1.33	0	0	1.25%	14.1%	12/31/2020	1.34	0	0	1.00%	14.3%	12/31/2020	1.34	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	14.9%	12/31/2024	$1.73	0	$0	0.25%	15.1%	12/31/2024	$1.76	0	$0	0.00%	15.4%
12/31/2023	1.49	0	0	0.50%	20.1%	12/31/2023	1.50	0	0	0.25%	20.4%	12/31/2023	1.52	0	0	0.00%	20.7%
12/31/2022	1.24	0	0	0.50%	-20.0%	12/31/2022	1.25	0	0	0.25%	-19.8%	12/31/2022	1.26	0	0	0.00%	-19.6%
12/31/2021	1.55	0	0	0.50%	14.3%	12/31/2021	1.56	0	0	0.25%	14.6%	12/31/2021	1.57	0	0	0.00%	14.9%
12/31/2020	1.35	0	0	0.50%	14.9%	12/31/2020	1.36	0	0	0.25%	15.2%	12/31/2020	1.37	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	4.9%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,566	$23,828	2,133
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$24,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,557	19,083	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$24,557	19,083

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$858
Mortality & expense charges			(341)
Net investment income (loss)			517

Gain (loss) on investments:
Net realized gain (loss)			445
Realized gain distributions			181
Net change in unrealized appreciation (depreciation)			893
Net gain (loss)			1,519

Increase (decrease) in net assets from operations			$2,036

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$517	$(336)
Net realized gain (loss)		445	(24,142)
Realized gain distributions		181	505
Net change in unrealized appreciation (depreciation)		893	(155)

Increase (decrease) in net assets from operations		2,036	(24,128)

Contract owner transactions:
Proceeds from units sold		421	619,603
Cost of units redeemed		(15,502)	(557,747)
Account charges		(72)	(54)
Increase (decrease)		(15,153)	61,802
Net increase (decrease)		(13,117)	37,674
Net assets, beginning		37,674	-
Net assets, ending		$24,557	$37,674

Units sold		329	531,093
Units redeemed		(12,561)	(499,778)
Net increase (decrease)		(12,232)	31,315
Units outstanding, beginning		31,315	-
Units outstanding, ending		19,083	31,315

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$620,024
Cost of units redeemed/account charges			(573,375)
Net investment income (loss)			181
Net realized gain (loss)			(23,697)
Realized gain distributions			686
Net change in unrealized appreciation (depreciation)			738
Net assets			$24,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	19	$25	1.25%	7.0%	12/31/2024	$1.31	0	$0	1.00%	7.2%	12/31/2024	$1.33	0	$0	0.75%	7.5%
12/31/2023	1.20	31	38	1.25%	10.9%	12/31/2023	1.22	0	0	1.00%	11.2%	12/31/2023	1.23	0	0	0.75%	11.5%
12/31/2022	1.08	0	0	1.25%	-16.6%	12/31/2022	1.10	0	0	1.00%	-16.4%	12/31/2022	1.11	0	0	0.75%	-16.2%
12/31/2021	1.30	0	0	1.25%	5.6%	12/31/2021	1.31	0	0	1.00%	5.9%	12/31/2021	1.32	0	0	0.75%	6.1%
12/31/2020	1.23	0	0	1.25%	9.3%	12/31/2020	1.24	0	0	1.00%	9.6%	12/31/2020	1.25	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	7.8%	12/31/2024	$1.37	0	$0	0.25%	8.0%	12/31/2024	$1.39	0	$0	0.00%	8.3%
12/31/2023	1.25	0	0	0.50%	11.8%	12/31/2023	1.27	0	0	0.25%	12.0%	12/31/2023	1.28	0	0	0.00%	12.3%
12/31/2022	1.12	0	0	0.50%	-16.0%	12/31/2022	1.13	0	0	0.25%	-15.8%	12/31/2022	1.14	0	0	0.00%	-15.6%
12/31/2021	1.33	0	0	0.50%	6.4%	12/31/2021	1.34	0	0	0.25%	6.6%	12/31/2021	1.35	0	0	0.00%	6.9%
12/31/2020	1.25	0	0	0.50%	10.1%	12/31/2020	1.26	0	0	0.25%	10.4%	12/31/2020	1.27	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	5.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$115,619	$113,376	9,239
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$115,680

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,680	121,363	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$115,680	121,363

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,077
Mortality & expense charges			(1,379)
Net investment income (loss)			3,698

Gain (loss) on investments:
Net realized gain (loss)			562
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,363)
Net gain (loss)			(2,801)

Increase (decrease) in net assets from operations			$897

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,698	$854
Net realized gain (loss)		562	(2,825)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,363)	8,563

Increase (decrease) in net assets from operations		897	6,592

Contract owner transactions:
Proceeds from units sold		22,206	94,405
Cost of units redeemed		(7,579)	(13,833)
Account charges		(329)	(132)
Increase (decrease)		14,298	80,440
Net increase (decrease)		15,195	87,032
Net assets, beginning		100,485	13,453
Net assets, ending		$115,680	$100,485

Units sold		23,385	106,281
Units redeemed		(8,062)	(15,142)
Net increase (decrease)		15,323	91,139
Units outstanding, beginning		106,040	14,901
Units outstanding, ending		121,363	106,040

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$132,104
Cost of units redeemed/account charges			(22,003)
Net investment income (loss)			5,008
Net realized gain (loss)			(2,286)
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			2,243
Net assets			$115,680

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	121	$116	1.25%	0.6%	12/31/2024	$0.97	0	$0	1.00%	0.8%	12/31/2024	$0.98	0	$0	0.75%	1.1%
12/31/2023	0.95	106	100	1.25%	5.0%	12/31/2023	0.96	0	0	1.00%	5.2%	12/31/2023	0.97	0	0	0.75%	5.5%
12/31/2022	0.90	15	13	1.25%	-15.7%	12/31/2022	0.91	0	0	1.00%	-15.5%	12/31/2022	0.92	0	0	0.75%	-15.2%
12/31/2021	1.07	15	16	1.25%	-3.3%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.08	0	0	0.75%	-2.8%
12/31/2020	1.11	15	16	1.25%	7.8%	12/31/2020	1.11	0	0	1.00%	8.1%	12/31/2020	1.12	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	1.3%	12/31/2024	$1.01	0	$0	0.25%	1.6%	12/31/2024	$1.02	0	$0	0.00%	1.9%
12/31/2023	0.98	0	0	0.50%	5.8%	12/31/2023	0.99	0	0	0.25%	6.0%	12/31/2023	1.00	0	0	0.00%	6.3%
12/31/2022	0.93	0	0	0.50%	-15.0%	12/31/2022	0.94	0	0	0.25%	-14.8%	12/31/2022	0.94	0	0	0.00%	-14.6%
12/31/2021	1.09	0	0	0.50%	-2.6%	12/31/2021	1.10	0	0	0.25%	-2.3%	12/31/2021	1.10	0	0	0.00%	-2.1%
12/31/2020	1.12	0	0	0.50%	8.7%	12/31/2020	1.12	0	0	0.25%	8.9%	12/31/2020	1.13	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	2.2%
2022	2.1%
2021	1.8%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Capital Apprec Ret Retirement Class - 06-49R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,546	$104,730	1,033
Receivables: investments sold	-
Payables: investments purchased	(7,645)
Net assets	$117,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,901	50,810	$2.32
Band 100	-	-	2.35
Band 75	-	-	2.38
Band 50	-	-	2.42
Band 25	-	-	2.45
Band 0	-	-	2.48
Total	$117,901	50,810

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(932)
Net investment income (loss)			(932)

Gain (loss) on investments:
Net realized gain (loss)			4,100
Realized gain distributions			12,247
Net change in unrealized appreciation (depreciation)			2,605
Net gain (loss)			18,952

Increase (decrease) in net assets from operations			$18,020

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(932)	$(691)
Net realized gain (loss)		4,100	1,342
Realized gain distributions		12,247	-
Net change in unrealized appreciation (depreciation)		2,605	21,595

Increase (decrease) in net assets from operations		18,020	22,246

Contract owner transactions:
Proceeds from units sold		104,134	7,672
Cost of units redeemed		(57,356)	(18,176)
Account charges		(120)	(57)
Increase (decrease)		46,658	(10,561)
Net increase (decrease)		64,678	11,685
Net assets, beginning		53,223	41,538
Net assets, ending		$117,901	$53,223

Units sold		46,652	5,459
Units redeemed		(25,417)	(10,958)
Net increase (decrease)		21,235	(5,499)
Units outstanding, beginning		29,575	35,074
Units outstanding, ending		50,810	29,575

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$156,485
Cost of units redeemed/account charges			(75,755)
Net investment income (loss)			(1,783)
Net realized gain (loss)			5,313
Realized gain distributions			12,825
Net change in unrealized appreciation (depreciation)			20,816
Net assets			$117,901

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.32	51	$118	1.25%	28.9%	12/31/2024	$2.35	0	$0	1.00%	29.3%	12/31/2024	$2.38	0	$0	0.75%	29.6%
12/31/2023	1.80	30	53	1.25%	52.0%	12/31/2023	1.82	0	0	1.00%	52.3%	12/31/2023	1.84	0	0	0.75%	52.7%
12/31/2022	1.18	35	42	1.25%	-38.4%	12/31/2022	1.19	0	0	1.00%	-38.3%	12/31/2022	1.20	0	0	0.75%	-38.1%
12/31/2021	1.92	2	4	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.95	0	0	0.75%	14.9%
12/31/2020	1.68	0	0	1.25%	52.6%	12/31/2020	1.69	0	0	1.00%	53.0%	12/31/2020	1.69	0	0	0.75%	53.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	0	$0	0.50%	29.9%	12/31/2024	$2.45	0	$0	0.25%	30.2%	12/31/2024	$2.48	0	$0	0.00%	30.6%
12/31/2023	1.86	0	0	0.50%	53.1%	12/31/2023	1.88	0	0	0.25%	53.5%	12/31/2023	1.90	0	0	0.00%	53.9%
12/31/2022	1.21	0	0	0.50%	-38.0%	12/31/2022	1.22	0	0	0.25%	-37.8%	12/31/2022	1.23	0	0	0.00%	-37.7%
12/31/2021	1.96	0	0	0.50%	15.2%	12/31/2021	1.97	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.70	0	0	0.50%	53.8%	12/31/2020	1.71	0	0	0.25%	54.2%	12/31/2020	1.71	0	0	0.00%	54.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	1.25%	10.8%	12/31/2024	$1.68	0	$0	1.00%	11.0%	12/31/2024	$1.71	0	$0	0.75%	11.3%
12/31/2023	1.50	0	0	1.25%	15.0%	12/31/2023	1.52	0	0	1.00%	15.3%	12/31/2023	1.53	0	0	0.75%	15.6%
12/31/2022	1.30	0	0	1.25%	-6.7%	12/31/2022	1.32	0	0	1.00%	-6.4%	12/31/2022	1.33	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	28.5%	12/31/2021	1.41	0	0	1.00%	28.8%	12/31/2021	1.41	0	0	0.75%	29.1%
12/31/2020	1.09	0	0	1.25%	-4.9%	12/31/2020	1.09	0	0	1.00%	-4.7%	12/31/2020	1.10	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	11.6%	12/31/2024	$1.75	0	$0	0.25%	11.9%	12/31/2024	$1.78	0	$0	0.00%	12.2%
12/31/2023	1.55	0	0	0.50%	15.8%	12/31/2023	1.57	0	0	0.25%	16.1%	12/31/2023	1.58	0	0	0.00%	16.4%
12/31/2022	1.34	0	0	0.50%	-6.0%	12/31/2022	1.35	0	0	0.25%	-5.7%	12/31/2022	1.36	0	0	0.00%	-5.5%
12/31/2021	1.42	0	0	0.50%	29.4%	12/31/2021	1.43	0	0	0.25%	29.8%	12/31/2021	1.44	0	0	0.00%	30.1%
12/31/2020	1.10	0	0	0.50%	-4.2%	12/31/2020	1.10	0	0	0.25%	-4.0%	12/31/2020	1.11	0	0	0.00%	-3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Core Bond Ret Class - 06-6JR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,395,534	$1,427,345	160,430
Receivables: investments sold	6,632
Payables: investments purchased	-
Net assets	$1,402,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,402,166	1,329,304	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$1,402,166	1,329,304

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$57,563
Mortality & expense charges			(16,997)
Net investment income (loss)			40,566

Gain (loss) on investments:
Net realized gain (loss)			(1,645)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(32,037)
Net gain (loss)			(33,682)

Increase (decrease) in net assets from operations			$6,884

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,566	$22,813
Net realized gain (loss)		(1,645)	(2,428)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(32,037)	226

Increase (decrease) in net assets from operations		6,884	20,611

Contract owner transactions:
Proceeds from units sold		315,102	1,216,300
Cost of units redeemed		(111,054)	(44,461)
Account charges		(779)	(437)
Increase (decrease)		203,269	1,171,402
Net increase (decrease)		210,153	1,192,013
Net assets, beginning		1,192,013	-
Net assets, ending		$1,402,166	$1,192,013

Units sold		311,215	1,179,787
Units redeemed		(116,174)	(45,524)
Net increase (decrease)		195,041	1,134,263
Units outstanding, beginning		1,134,263	-
Units outstanding, ending		1,329,304	1,134,263

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,531,402
Cost of units redeemed/account charges			(156,731)
Net investment income (loss)			63,379
Net realized gain (loss)			(4,073)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,811)
Net assets			$1,402,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	1,329	$1,402	1.25%	0.4%	12/31/2024	$1.06	0	$0	1.00%	0.6%	12/31/2024	$1.07	0	$0	0.75%	0.9%
12/31/2023	1.05	1,134	1,192	1.25%	4.5%	12/31/2023	1.05	0	0	1.00%	4.8%	12/31/2023	1.06	0	0	0.75%	5.0%
12/31/2022	1.01	0	0	1.25%	0.6%	12/31/2022	1.01	0	0	1.00%	0.6%	12/31/2022	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	1.1%	12/31/2024	$1.08	0	$0	0.25%	1.4%	12/31/2024	$1.08	0	$0	0.00%	1.6%
12/31/2023	1.06	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.5%	12/31/2023	1.07	0	0	0.00%	5.8%
12/31/2022	1.01	0	0	0.50%	0.7%	12/31/2022	1.01	0	0	0.25%	0.7%	12/31/2022	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	5.3%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Small Cap Growth Ret Class - 06-6Y4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	1.2%	12/31/2024	$1.01	0	$0	1.00%	1.3%	12/31/2024	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	1.5%	12/31/2024	$1.02	0	$0	0.25%	1.6%	12/31/2024	$1.02	0	$0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R6 Class - 06-39T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,294	$246,355	6,735
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$235,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,388	175,242	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$235,388	175,242

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,870)
Net investment income (loss)			(2,870)

Gain (loss) on investments:
Net realized gain (loss)			(1,021)
Realized gain distributions			10,751
Net change in unrealized appreciation (depreciation)			4,037
Net gain (loss)			13,767

Increase (decrease) in net assets from operations			$10,897

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,870)	$(9,843)
Net realized gain (loss)		(1,021)	(313,710)
Realized gain distributions		10,751	3,618
Net change in unrealized appreciation (depreciation)		4,037	368,894

Increase (decrease) in net assets from operations		10,897	48,959

Contract owner transactions:
Proceeds from units sold		29,973	42,539
Cost of units redeemed		(20,266)	(709,457)
Account charges		(532)	(2,068)
Increase (decrease)		9,175	(668,986)
Net increase (decrease)		20,072	(620,027)
Net assets, beginning		215,316	835,343
Net assets, ending		$235,388	$215,316

Units sold		22,735	35,933
Units redeemed		(15,669)	(607,336)
Net increase (decrease)		7,066	(571,403)
Units outstanding, beginning		168,176	739,579
Units outstanding, ending		175,242	168,176

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,810,893
Cost of units redeemed/account charges			(1,403,947)
Net investment income (loss)			(27,073)
Net realized gain (loss)			(340,522)
Realized gain distributions			207,098
Net change in unrealized appreciation (depreciation)			(11,061)
Net assets			$235,388

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	175	$235	1.25%	4.9%	12/31/2024	$1.37	0	$0	1.00%	5.2%	12/31/2024	$1.39	0	$0	0.75%	5.4%
12/31/2023	1.28	168	215	1.25%	13.4%	12/31/2023	1.30	0	0	1.00%	13.6%	12/31/2023	1.32	0	0	0.75%	13.9%
12/31/2022	1.13	740	835	1.25%	-25.0%	12/31/2022	1.14	0	0	1.00%	-24.8%	12/31/2022	1.16	0	0	0.75%	-24.6%
12/31/2021	1.51	743	1,120	1.25%	8.6%	12/31/2021	1.52	0	0	1.00%	8.9%	12/31/2021	1.53	0	0	0.75%	9.1%
12/31/2020	1.39	210	291	1.25%	23.5%	12/31/2020	1.40	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	5.7%	12/31/2024	$1.44	0	$0	0.25%	6.0%	12/31/2024	$1.46	0	$0	0.00%	6.2%
12/31/2023	1.34	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.5%	12/31/2023	1.37	0	0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-24.5%	12/31/2022	1.18	0	0	0.25%	-24.3%	12/31/2022	1.20	0	0	0.00%	-24.1%
12/31/2021	1.55	0	0	0.50%	9.4%	12/31/2021	1.56	0	0	0.25%	9.7%	12/31/2021	1.58	0	0	0.00%	10.0%
12/31/2020	1.41	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,126	$1,815	110
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,126	1,335	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.73
Total	$2,126	1,335

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(189)
Net investment income (loss)			(189)

Gain (loss) on investments:
Net realized gain (loss)			7,468
Realized gain distributions			162
Net change in unrealized appreciation (depreciation)			(6,036)
Net gain (loss)			1,594

Increase (decrease) in net assets from operations			$1,405

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(189)	$(373)
Net realized gain (loss)		7,468	48
Realized gain distributions		162	480
Net change in unrealized appreciation (depreciation)		(6,036)	3,757

Increase (decrease) in net assets from operations		1,405	3,912

Contract owner transactions:
Proceeds from units sold		165	460
Cost of units redeemed		(39,116)	-
Account charges		(30)	(98)
Increase (decrease)		(38,981)	362
Net increase (decrease)		(37,576)	4,274
Net assets, beginning		39,702	35,428
Net assets, ending		$2,126	$39,702

Units sold		111	347
Units redeemed		(27,082)	(73)
Net increase (decrease)		(26,971)	274
Units outstanding, beginning		28,306	28,032
Units outstanding, ending		1,335	28,306

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$178,080
Cost of units redeemed/account charges			(189,850)
Net investment income (loss)			(2,993)
Net realized gain (loss)			6,601
Realized gain distributions			9,977
Net change in unrealized appreciation (depreciation)			311
Net assets			$2,126

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	1	$2	1.25%	13.5%	12/31/2024	$1.62	0	$0	1.00%	13.8%	12/31/2024	$1.65	0	$0	0.75%	14.1%
12/31/2023	1.40	28	40	1.25%	11.0%	12/31/2023	1.42	0	0	1.00%	11.3%	12/31/2023	1.44	0	0	0.75%	11.5%
12/31/2022	1.26	28	35	1.25%	-13.8%	12/31/2022	1.28	0	0	1.00%	-13.5%	12/31/2022	1.29	0	0	0.75%	-13.3%
12/31/2021	1.47	27	40	1.25%	24.0%	12/31/2021	1.48	0	0	1.00%	24.3%	12/31/2021	1.49	0	0	0.75%	24.6%
12/31/2020	1.18	27	32	1.25%	7.5%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.20	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	14.4%	12/31/2024	$1.70	0	$0	0.25%	14.7%	12/31/2024	$1.73	0	$0	0.00%	15.0%
12/31/2023	1.46	0	0	0.50%	11.8%	12/31/2023	1.48	0	0	0.25%	12.1%	12/31/2023	1.50	0	0	0.00%	12.4%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.34	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	24.9%	12/31/2021	1.52	0	0	0.25%	25.3%	12/31/2021	1.53	0	0	0.00%	25.6%
12/31/2020	1.20	0	0	0.50%	8.3%	12/31/2020	1.21	0	0	0.25%	8.6%	12/31/2020	1.22	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.2%
2022	0.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Opportunities Fund R6 Class - 06-3F7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,322,284	$1,185,174	70,906
Receivables: investments sold	42,671
Payables: investments purchased	-
Net assets	$1,364,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,364,955	1,081,108	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$1,364,955	1,081,108

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,215
Mortality & expense charges			(15,701)
Net investment income (loss)			5,514

Gain (loss) on investments:
Net realized gain (loss)			10,915
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			64,467
Net gain (loss)			75,382

Increase (decrease) in net assets from operations			$80,896

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,514	$8,159
Net realized gain (loss)		10,915	5,319
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		64,467	70,093

Increase (decrease) in net assets from operations		80,896	83,571

Contract owner transactions:
Proceeds from units sold		258,731	533,784
Cost of units redeemed		(94,587)	(150,827)
Account charges		(5,311)	(3,507)
Increase (decrease)		158,833	379,450
Net increase (decrease)		239,729	463,021
Net assets, beginning		1,125,226	662,205
Net assets, ending		$1,364,955	$1,125,226

Units sold		210,993	471,918
Units redeemed		(84,755)	(138,314)
Net increase (decrease)		126,238	333,604
Units outstanding, beginning		954,870	621,266
Units outstanding, ending		1,081,108	954,870

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,218,630
Cost of units redeemed/account charges			(1,986,512)
Net investment income (loss)			24,244
Net realized gain (loss)			(34,057)
Realized gain distributions			5,540
Net change in unrealized appreciation (depreciation)			137,110
Net assets			$1,364,955

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	1,081	$1,365	1.25%	7.1%	12/31/2024	$1.28	0	$0	1.00%	7.4%	12/31/2024	$1.30	0	$0	0.75%	7.7%
12/31/2023	1.18	955	1,125	1.25%	10.6%	12/31/2023	1.19	0	0	1.00%	10.8%	12/31/2023	1.21	0	0	0.75%	11.1%
12/31/2022	1.07	621	662	1.25%	-18.9%	12/31/2022	1.08	0	0	1.00%	-18.7%	12/31/2022	1.09	0	0	0.75%	-18.5%
12/31/2021	1.31	54	71	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.6%	12/31/2021	1.34	0	0	0.75%	6.9%
12/31/2020	1.24	52	64	1.25%	19.3%	12/31/2020	1.24	0	0	1.00%	19.6%	12/31/2020	1.25	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	8.0%	12/31/2024	$1.35	0	$0	0.25%	8.2%	12/31/2024	$1.37	0	$0	0.00%	8.5%
12/31/2023	1.23	0	0	0.50%	11.4%	12/31/2023	1.25	0	0	0.25%	11.7%	12/31/2023	1.26	0	0	0.00%	11.9%
12/31/2022	1.10	0	0	0.50%	-18.3%	12/31/2022	1.12	0	0	0.25%	-18.1%	12/31/2022	1.13	0	0	0.00%	-17.9%
12/31/2021	1.35	0	0	0.50%	7.2%	12/31/2021	1.36	0	0	0.25%	7.4%	12/31/2021	1.37	0	0	0.00%	7.7%
12/31/2020	1.26	0	0	0.50%	20.2%	12/31/2020	1.27	0	0	0.25%	20.5%	12/31/2020	1.28	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	2.1%
2022	1.8%
2021	1.7%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	1.25%	5.6%	12/31/2024	$1.32	0	$0	1.00%	5.9%	12/31/2024	$1.34	0	$0	0.75%	6.2%
12/31/2023	1.23	0	0	1.25%	12.4%	12/31/2023	1.24	0	0	1.00%	12.7%	12/31/2023	1.26	0	0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-12.7%	12/31/2022	1.10	0	0	1.00%	-12.5%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.25	0	0	1.25%	12.5%	12/31/2021	1.26	0	0	1.00%	12.8%	12/31/2021	1.27	0	0	0.75%	13.1%
12/31/2020	1.11	0	0	1.25%	-0.1%	12/31/2020	1.12	0	0	1.00%	0.1%	12/31/2020	1.12	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	6.4%	12/31/2024	$1.38	0	$0	0.25%	6.7%	12/31/2024	$1.40	0	$0	0.00%	7.0%
12/31/2023	1.27	0	0	0.50%	13.3%	12/31/2023	1.29	0	0	0.25%	13.6%	12/31/2023	1.31	0	0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.6%
12/31/2021	1.28	0	0	0.50%	13.3%	12/31/2021	1.29	0	0	0.25%	13.6%	12/31/2021	1.30	0	0	0.00%	13.9%
12/31/2020	1.13	0	0	0.50%	0.6%	12/31/2020	1.13	0	0	0.25%	0.9%	12/31/2020	1.14	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders International Stock Fund SDR Class - 06-3NX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,958,808	$8,245,440	507,311
Receivables: investments sold	-
Payables: investments purchased	(14,903)
Net assets	$8,943,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,943,905	5,720,969	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$8,943,905	5,720,969

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$131,746
Mortality & expense charges			(110,728)
Net investment income (loss)			21,018

Gain (loss) on investments:
Net realized gain (loss)			118,947
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			375,514
Net gain (loss)			494,461

Increase (decrease) in net assets from operations			$515,479

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,018	$31,590
Net realized gain (loss)		118,947	(34,130)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		375,514	944,736

Increase (decrease) in net assets from operations		515,479	942,196

Contract owner transactions:
Proceeds from units sold		1,524,735	3,274,202
Cost of units redeemed		(1,146,060)	(1,111,366)
Account charges		(25,966)	(21,243)
Increase (decrease)		352,709	2,141,593
Net increase (decrease)		868,188	3,083,789
Net assets, beginning		8,075,717	4,991,928
Net assets, ending		$8,943,905	$8,075,717

Units sold		980,845	2,392,910
Units redeemed		(741,256)	(830,385)
Net increase (decrease)		239,589	1,562,525
Units outstanding, beginning		5,481,380	3,918,855
Units outstanding, ending		5,720,969	5,481,380

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,200,262
Cost of units redeemed/account charges			(4,241,149)
Net investment income (loss)			101,311
Net realized gain (loss)			129,159
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			713,368
Net assets			$8,943,905

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	5,721	$8,944	1.25%	6.1%	12/31/2024	$1.59	0	$0	1.00%	6.4%	12/31/2024	$1.61	0	$0	0.75%	6.6%
12/31/2023	1.47	5,481	8,076	1.25%	15.7%	12/31/2023	1.49	0	0	1.00%	15.9%	12/31/2023	1.51	0	0	0.75%	16.2%
12/31/2022	1.27	3,919	4,992	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.30	0	0	0.75%	-19.3%
12/31/2021	1.59	3,440	5,455	1.25%	10.1%	12/31/2021	1.60	0	0	1.00%	10.4%	12/31/2021	1.61	0	0	0.75%	10.7%
12/31/2020	1.44	1,222	1,760	1.25%	23.4%	12/31/2020	1.45	0	0	1.00%	23.7%	12/31/2020	1.46	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	6.9%	12/31/2024	$1.66	0	$0	0.25%	7.2%	12/31/2024	$1.69	0	$0	0.00%	7.5%
12/31/2023	1.53	0	0	0.50%	16.5%	12/31/2023	1.55	0	0	0.25%	16.8%	12/31/2023	1.57	0	0	0.00%	17.1%
12/31/2022	1.31	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.65	0	0	0.00%	11.5%
12/31/2020	1.46	0	0	0.50%	24.3%	12/31/2020	1.47	0	0	0.25%	24.6%	12/31/2020	1.48	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.7%
2022	1.4%
2021	1.9%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Dividend and Growth Fund R6 Class - 06-3NY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,865,351	$10,665,662	316,816
Receivables: investments sold	58,498
Payables: investments purchased	-
Net assets	$10,923,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,923,849	5,947,001	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$10,923,849	5,947,001

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$183,019
Mortality & expense charges			(123,257)
Net investment income (loss)			59,762

Gain (loss) on investments:
Net realized gain (loss)			135,991
Realized gain distributions			877,455
Net change in unrealized appreciation (depreciation)			(96,270)
Net gain (loss)			917,176

Increase (decrease) in net assets from operations			$976,938

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$59,762	$34,727
Net realized gain (loss)		135,991	(49,797)
Realized gain distributions		877,455	27,788
Net change in unrealized appreciation (depreciation)		(96,270)	437,486

Increase (decrease) in net assets from operations		976,938	450,204

Contract owner transactions:
Proceeds from units sold		3,013,887	8,231,938
Cost of units redeemed		(1,712,072)	(1,437,053)
Account charges		(5,911)	(3,614)
Increase (decrease)		1,295,904	6,791,271
Net increase (decrease)		2,272,842	7,241,475
Net assets, beginning		8,651,007	1,409,532
Net assets, ending		$10,923,849	$8,651,007

Units sold		1,662,238	5,210,790
Units redeemed		(948,690)	(939,022)
Net increase (decrease)		713,548	4,271,768
Units outstanding, beginning		5,233,453	961,685
Units outstanding, ending		5,947,001	5,233,453

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,139,115
Cost of units redeemed/account charges			(3,595,177)
Net investment income (loss)			101,137
Net realized gain (loss)			85,281
Realized gain distributions			993,804
Net change in unrealized appreciation (depreciation)			199,689
Net assets			$10,923,849

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	5,947	$10,924	1.25%	11.1%	12/31/2024	$1.87	0	$0	1.00%	11.4%	12/31/2024	$1.89	0	$0	0.75%	11.7%
12/31/2023	1.65	5,233	8,651	1.25%	12.8%	12/31/2023	1.67	0	0	1.00%	13.1%	12/31/2023	1.70	0	0	0.75%	13.3%
12/31/2022	1.47	962	1,410	1.25%	-9.8%	12/31/2022	1.48	0	0	1.00%	-9.6%	12/31/2022	1.50	0	0	0.75%	-9.3%
12/31/2021	1.62	380	617	1.25%	29.7%	12/31/2021	1.64	0	0	1.00%	30.1%	12/31/2021	1.65	0	0	0.75%	30.4%
12/31/2020	1.25	62	78	1.25%	6.7%	12/31/2020	1.26	0	0	1.00%	7.0%	12/31/2020	1.27	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	0.50%	12.0%	12/31/2024	$1.95	0	$0	0.25%	12.2%	12/31/2024	$1.98	0	$0	0.00%	12.5%
12/31/2023	1.72	0	0	0.50%	13.6%	12/31/2023	1.74	0	0	0.25%	13.9%	12/31/2023	1.76	0	0	0.00%	14.2%
12/31/2022	1.51	0	0	0.50%	-9.1%	12/31/2022	1.53	0	0	0.25%	-8.9%	12/31/2022	1.54	0	0	0.00%	-8.6%
12/31/2021	1.66	0	0	0.50%	30.7%	12/31/2021	1.68	0	0	0.25%	31.0%	12/31/2021	1.69	0	0	0.00%	31.4%
12/31/2020	1.27	0	0	0.50%	7.5%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.8%
2022	1.6%
2021	1.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.46
Band 100	-	-	2.50
Band 75	-	-	2.54
Band 50	-	-	2.57
Band 25	-	-	2.61
Band 0	-	-	2.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.46	0	$0	1.25%	40.6%	12/31/2024	$2.50	0	$0	1.00%	41.0%	12/31/2024	$2.54	0	$0	0.75%	41.3%
12/31/2023	1.75	0	0	1.25%	39.4%	12/31/2023	1.77	0	0	1.00%	39.7%	12/31/2023	1.79	0	0	0.75%	40.1%
12/31/2022	1.25	0	0	1.25%	-37.6%	12/31/2022	1.27	0	0	1.00%	-37.5%	12/31/2022	1.28	0	0	0.75%	-37.3%
12/31/2021	2.01	0	0	1.25%	6.4%	12/31/2021	2.03	0	0	1.00%	6.7%	12/31/2021	2.04	0	0	0.75%	7.0%
12/31/2020	1.89	0	0	1.25%	60.0%	12/31/2020	1.90	0	0	1.00%	60.4%	12/31/2020	1.91	0	0	0.75%	60.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.57	0	$0	0.50%	41.7%	12/31/2024	$2.61	0	$0	0.25%	42.0%	12/31/2024	$2.66	0	$0	0.00%	42.4%
12/31/2023	1.82	0	0	0.50%	40.4%	12/31/2023	1.84	0	0	0.25%	40.8%	12/31/2023	1.86	0	0	0.00%	41.1%
12/31/2022	1.29	0	0	0.50%	-37.1%	12/31/2022	1.31	0	0	0.25%	-37.0%	12/31/2022	1.32	0	0	0.00%	-36.8%
12/31/2021	2.06	0	0	0.50%	7.2%	12/31/2021	2.07	0	0	0.25%	7.5%	12/31/2021	2.09	0	0	0.00%	7.8%
12/31/2020	1.92	0	0	0.50%	61.2%	12/31/2020	1.93	0	0	0.25%	61.6%	12/31/2020	1.94	0	0	0.00%	62.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Total Return Bond Fund R6 Class - 06-3P6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,029	$306,367	30,065
Receivables: investments sold	560
Payables: investments purchased	-
Net assets	$270,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,589	255,465	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$270,589	255,465

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,955
Mortality & expense charges			(3,080)
Net investment income (loss)			7,875

Gain (loss) on investments:
Net realized gain (loss)			(2,845)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,142)
Net gain (loss)			(4,987)

Increase (decrease) in net assets from operations			$2,888

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,875	$6,313
Net realized gain (loss)		(2,845)	(4,043)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,142)	8,800

Increase (decrease) in net assets from operations		2,888	11,070

Contract owner transactions:
Proceeds from units sold		53,545	31,824
Cost of units redeemed		(7,358)	(13,027)
Account charges		(115)	(6)
Increase (decrease)		46,072	18,791
Net increase (decrease)		48,960	29,861
Net assets, beginning		221,629	191,768
Net assets, ending		$270,589	$221,629

Units sold		59,430	31,494
Units redeemed		(15,784)	(13,318)
Net increase (decrease)		43,646	18,176
Units outstanding, beginning		211,819	193,643
Units outstanding, ending		255,465	211,819

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$422,533
Cost of units redeemed/account charges			(129,975)
Net investment income (loss)			20,554
Net realized gain (loss)			(11,264)
Realized gain distributions			5,079
Net change in unrealized appreciation (depreciation)			(36,338)
Net assets			$270,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	255	$271	1.25%	1.2%	12/31/2024	$1.08	0	$0	1.00%	1.5%	12/31/2024	$1.09	0	$0	0.75%	1.7%
12/31/2023	1.05	212	222	1.25%	5.7%	12/31/2023	1.06	0	0	1.00%	5.9%	12/31/2023	1.07	0	0	0.75%	6.2%
12/31/2022	0.99	194	192	1.25%	-15.1%	12/31/2022	1.00	0	0	1.00%	-14.9%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.17	174	203	1.25%	-2.1%	12/31/2021	1.18	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.19	220	262	1.25%	8.0%	12/31/2020	1.20	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	2.0%	12/31/2024	$1.13	0	$0	0.25%	2.3%	12/31/2024	$1.14	0	$0	0.00%	2.5%
12/31/2023	1.09	0	0	0.50%	6.4%	12/31/2023	1.10	0	0	0.25%	6.7%	12/31/2023	1.12	0	0	0.00%	7.0%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.03	0	0	0.25%	-14.2%	12/31/2022	1.04	0	0	0.00%	-14.0%
12/31/2021	1.19	0	0	0.50%	-1.3%	12/31/2021	1.20	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.21	0	0	0.50%	8.8%	12/31/2020	1.22	0	0	0.25%	9.1%	12/31/2020	1.22	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	4.3%
2022	2.9%
2021	2.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R6 Class - 06-3P7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,667	$2,684	265
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,668	2,572	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$2,668	2,572

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$294
Mortality & expense charges			(55)
Net investment income (loss)			239

Gain (loss) on investments:
Net realized gain (loss)			277
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(269)
Net gain (loss)			8

Increase (decrease) in net assets from operations			$247

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$239	$99
Net realized gain (loss)		277	(53)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(269)	252

Increase (decrease) in net assets from operations		247	298

Contract owner transactions:
Proceeds from units sold		12,945	11,214
Cost of units redeemed		(19,651)	(2,361)
Account charges		(22)	(7)
Increase (decrease)		(6,728)	8,846
Net increase (decrease)		(6,481)	9,144
Net assets, beginning		9,149	5
Net assets, ending		$2,668	$9,149

Units sold		12,786	11,516
Units redeemed		(19,280)	(2,455)
Net increase (decrease)		(6,494)	9,061
Units outstanding, beginning		9,066	5
Units outstanding, ending		2,572	9,066

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$859,531
Cost of units redeemed/account charges			(852,594)
Net investment income (loss)			3,366
Net realized gain (loss)			(9,756)
Realized gain distributions			2,138
Net change in unrealized appreciation (depreciation)			(17)
Net assets			$2,668

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	3	$3	1.25%	2.8%	12/31/2024	$1.05	0	$0	1.00%	3.1%	12/31/2024	$1.07	0	$0	0.75%	3.3%
12/31/2023	1.01	9	9	1.25%	3.0%	12/31/2023	1.02	0	0	1.00%	3.3%	12/31/2023	1.04	0	0	0.75%	3.5%
12/31/2022	0.98	0	0	1.25%	-4.9%	12/31/2022	0.99	0	0	1.00%	-4.6%	12/31/2022	1.00	0	0	0.75%	-4.4%
12/31/2021	1.03	0	0	1.25%	-2.1%	12/31/2021	1.04	0	0	1.00%	-1.9%	12/31/2021	1.05	0	0	0.75%	-1.6%
12/31/2020	1.05	539	567	1.25%	0.6%	12/31/2020	1.06	0	0	1.00%	0.8%	12/31/2020	1.06	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	3.6%	12/31/2024	$1.10	0	$0	0.25%	3.8%	12/31/2024	$1.12	0	$0	0.00%	4.1%
12/31/2023	1.05	0	0	0.50%	3.8%	12/31/2023	1.06	0	0	0.25%	4.0%	12/31/2023	1.08	0	0	0.00%	4.3%
12/31/2022	1.01	0	0	0.50%	-4.2%	12/31/2022	1.02	0	0	0.25%	-3.9%	12/31/2022	1.03	0	0	0.00%	-3.7%
12/31/2021	1.05	0	0	0.50%	-1.4%	12/31/2021	1.06	0	0	0.25%	-1.1%	12/31/2021	1.07	0	0	0.00%	-0.9%
12/31/2020	1.07	0	0	0.50%	1.3%	12/31/2020	1.07	0	0	0.25%	1.6%	12/31/2020	1.08	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	2.8%
2022	0.0%
2021	1.2%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Balanced Income Fund R6 Class - 06-3P9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$680,498	$701,609	44,212
Receivables: investments sold	-
Payables: investments purchased	(44,273)
Net assets	$636,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$636,225	472,423	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$636,225	472,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,316
Mortality & expense charges			(6,498)
Net investment income (loss)			14,818

Gain (loss) on investments:
Net realized gain (loss)			(3,950)
Realized gain distributions			22,702
Net change in unrealized appreciation (depreciation)			(2,814)
Net gain (loss)			15,938

Increase (decrease) in net assets from operations			$30,756

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,818	$6,664
Net realized gain (loss)		(3,950)	(2,040)
Realized gain distributions		22,702	-
Net change in unrealized appreciation (depreciation)		(2,814)	15,600

Increase (decrease) in net assets from operations		30,756	20,224

Contract owner transactions:
Proceeds from units sold		715,374	69,244
Cost of units redeemed		(429,063)	(13,363)
Account charges		(379)	(134)
Increase (decrease)		285,932	55,747
Net increase (decrease)		316,688	75,971
Net assets, beginning		319,537	243,566
Net assets, ending		$636,225	$319,537

Units sold		554,164	57,754
Units redeemed		(331,424)	(11,064)
Net increase (decrease)		222,740	46,690
Units outstanding, beginning		249,683	202,993
Units outstanding, ending		472,423	249,683

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,511,792
Cost of units redeemed/account charges			(907,979)
Net investment income (loss)			30,933
Net realized gain (loss)			(23,507)
Realized gain distributions			46,097
Net change in unrealized appreciation (depreciation)			(21,111)
Net assets			$636,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	472	$636	1.25%	5.2%	12/31/2024	$1.37	0	$0	1.00%	5.5%	12/31/2024	$1.39	0	$0	0.75%	5.8%
12/31/2023	1.28	250	320	1.25%	6.7%	12/31/2023	1.30	0	0	1.00%	6.9%	12/31/2023	1.31	0	0	0.75%	7.2%
12/31/2022	1.20	203	244	1.25%	-9.9%	12/31/2022	1.21	0	0	1.00%	-9.6%	12/31/2022	1.22	0	0	0.75%	-9.4%
12/31/2021	1.33	268	356	1.25%	8.9%	12/31/2021	1.34	0	0	1.00%	9.1%	12/31/2021	1.35	0	0	0.75%	9.4%
12/31/2020	1.22	137	167	1.25%	6.5%	12/31/2020	1.23	0	0	1.00%	6.8%	12/31/2020	1.24	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	6.0%	12/31/2024	$1.43	0	$0	0.25%	6.3%	12/31/2024	$1.45	0	$0	0.00%	6.6%
12/31/2023	1.33	0	0	0.50%	7.5%	12/31/2023	1.35	0	0	0.25%	7.7%	12/31/2023	1.36	0	0	0.00%	8.0%
12/31/2022	1.24	0	0	0.50%	-9.2%	12/31/2022	1.25	0	0	0.25%	-8.9%	12/31/2022	1.26	0	0	0.00%	-8.7%
12/31/2021	1.36	0	0	0.50%	9.7%	12/31/2021	1.37	0	0	0.25%	10.0%	12/31/2021	1.38	0	0	0.00%	10.2%
12/31/2020	1.24	0	0	0.50%	7.3%	12/31/2020	1.25	0	0	0.25%	7.6%	12/31/2020	1.26	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.5%
2022	3.1%
2021	2.5%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Climate Opps R6 Class - 06-3XH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$946	$975	64
Receivables: investments sold	61
Payables: investments purchased	-
Net assets	$1,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,007	568	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$1,007	568

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7
Mortality & expense charges			(8)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			28
Realized gain distributions			19
Net change in unrealized appreciation (depreciation)			(37)
Net gain (loss)			10

Increase (decrease) in net assets from operations			$9

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$2
Net realized gain (loss)		28	-
Realized gain distributions		19	-
Net change in unrealized appreciation (depreciation)		(37)	8

Increase (decrease) in net assets from operations		9	10

Contract owner transactions:
Proceeds from units sold		1,090	303
Cost of units redeemed		(391)	(14)
Account charges		-	-
Increase (decrease)		699	289
Net increase (decrease)		708	299
Net assets, beginning		299	-
Net assets, ending		$1,007	$299

Units sold		611	186
Units redeemed		(221)	(8)
Net increase (decrease)		390	178
Units outstanding, beginning		178	-
Units outstanding, ending		568	178

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,393
Cost of units redeemed/account charges			(405)
Net investment income (loss)			1
Net realized gain (loss)			28
Realized gain distributions			19
Net change in unrealized appreciation (depreciation)			(29)
Net assets			$1,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	1	$1	1.25%	5.6%	12/31/2024	$1.80	0	$0	1.00%	5.8%	12/31/2024	$1.82	0	$0	0.75%	6.1%
12/31/2023	1.68	0	0	1.25%	10.2%	12/31/2023	1.70	0	0	1.00%	10.4%	12/31/2023	1.72	0	0	0.75%	10.7%
12/31/2022	1.52	0	0	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.55	0	0	0.75%	-18.8%
12/31/2021	1.89	0	0	1.25%	13.5%	12/31/2021	1.90	0	0	1.00%	13.7%	12/31/2021	1.91	0	0	0.75%	14.0%
12/31/2020	1.66	0	0	1.25%	39.8%	12/31/2020	1.67	0	0	1.00%	40.2%	12/31/2020	1.68	0	0	0.75%	40.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	0.50%	6.4%	12/31/2024	$1.87	0	$0	0.25%	6.6%	12/31/2024	$1.90	0	$0	0.00%	6.9%
12/31/2023	1.74	0	0	0.50%	11.0%	12/31/2023	1.76	0	0	0.25%	11.3%	12/31/2023	1.78	0	0	0.00%	11.6%
12/31/2022	1.57	0	0	0.50%	-18.6%	12/31/2022	1.58	0	0	0.25%	-18.4%	12/31/2022	1.59	0	0	0.00%	-18.2%
12/31/2021	1.92	0	0	0.50%	14.3%	12/31/2021	1.94	0	0	0.25%	14.6%	12/31/2021	1.95	0	0	0.00%	14.9%
12/31/2020	1.68	0	0	0.50%	40.9%	12/31/2020	1.69	0	0	0.25%	41.2%	12/31/2020	1.70	0	0	0.00%	41.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.3%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	1.25%	7.0%	12/31/2024	$1.27	0	$0	1.00%	7.2%	12/31/2024	$1.29	0	$0	0.75%	7.5%
12/31/2023	1.17	0	0	1.25%	17.5%	12/31/2023	1.18	0	0	1.00%	17.7%	12/31/2023	1.20	0	0	0.75%	18.0%
12/31/2022	1.00	0	0	1.25%	-28.7%	12/31/2022	1.01	0	0	1.00%	-28.5%	12/31/2022	1.01	0	0	0.75%	-28.3%
12/31/2021	1.40	0	0	1.25%	2.7%	12/31/2021	1.41	0	0	1.00%	3.0%	12/31/2021	1.42	0	0	0.75%	3.2%
12/31/2020	1.36	0	0	1.25%	22.1%	12/31/2020	1.36	0	0	1.00%	22.4%	12/31/2020	1.37	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	7.8%	12/31/2024	$1.33	0	$0	0.25%	8.1%	12/31/2024	$1.34	0	$0	0.00%	8.3%
12/31/2023	1.21	0	0	0.50%	18.3%	12/31/2023	1.23	0	0	0.25%	18.6%	12/31/2023	1.24	0	0	0.00%	18.9%
12/31/2022	1.02	0	0	0.50%	-28.1%	12/31/2022	1.03	0	0	0.25%	-27.9%	12/31/2022	1.04	0	0	0.00%	-27.8%
12/31/2021	1.42	0	0	0.50%	3.5%	12/31/2021	1.43	0	0	0.25%	3.7%	12/31/2021	1.44	0	0	0.00%	4.0%
12/31/2020	1.38	0	0	0.50%	23.0%	12/31/2020	1.38	0	0	0.25%	23.3%	12/31/2020	1.39	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R4 Class - 06-3YH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,833	$30,905	3,126
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$30,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,981	31,994	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$30,981	31,994

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,202
Mortality & expense charges			(316)
Net investment income (loss)			886

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(172)
Net gain (loss)			(190)

Increase (decrease) in net assets from operations			$696

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$886	$942
Net realized gain (loss)		(18)	(60,194)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(172)	58,516

Increase (decrease) in net assets from operations		696	(736)

Contract owner transactions:
Proceeds from units sold		19,764	68,144
Cost of units redeemed		(10,768)	(1,060,541)
Account charges		(25)	(20)
Increase (decrease)		8,971	(992,417)
Net increase (decrease)		9,667	(993,153)
Net assets, beginning		21,314	1,014,467
Net assets, ending		$30,981	$21,314

Units sold		20,856	72,905
Units redeemed		(11,393)	(1,150,364)
Net increase (decrease)		9,463	(1,077,459)
Units outstanding, beginning		22,531	1,099,990
Units outstanding, ending		31,994	22,531

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,948,300
Cost of units redeemed/account charges			(26,714,416)
Net investment income (loss)			(23,003)
Net realized gain (loss)			(230,507)
Realized gain distributions			50,679
Net change in unrealized appreciation (depreciation)			(72)
Net assets			$30,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	32	$31	1.25%	2.4%	12/31/2024	$0.98	0	$0	1.00%	2.6%	12/31/2024	$1.00	0	$0	0.75%	2.9%
12/31/2023	0.95	23	21	1.25%	2.6%	12/31/2023	0.96	0	0	1.00%	2.8%	12/31/2023	0.97	0	0	0.75%	3.1%
12/31/2022	0.92	1,100	1,014	1.25%	-5.2%	12/31/2022	0.93	0	0	1.00%	-5.0%	12/31/2022	0.94	0	0	0.75%	-4.8%
12/31/2021	0.97	1,847	1,798	1.25%	-2.5%	12/31/2021	0.98	0	0	1.00%	-2.3%	12/31/2021	0.99	0	0	0.75%	-2.0%
12/31/2020	1.00	19,599	19,566	1.25%	0.1%	12/31/2020	1.00	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	3.1%	12/31/2024	$1.02	0	$0	0.25%	3.4%	12/31/2024	$1.04	0	$0	0.00%	3.7%
12/31/2023	0.98	0	0	0.50%	3.3%	12/31/2023	0.99	0	0	0.25%	3.6%	12/31/2023	1.00	0	0	0.00%	3.9%
12/31/2022	0.95	0	0	0.50%	-4.5%	12/31/2022	0.96	0	0	0.25%	-4.3%	12/31/2022	0.96	0	0	0.00%	-4.0%
12/31/2021	0.99	0	0	0.50%	-1.8%	12/31/2021	1.00	0	0	0.25%	-1.5%	12/31/2021	1.00	0	0	0.00%	-1.3%
12/31/2020	1.01	0	0	0.50%	0.9%	12/31/2020	1.01	0	0	0.25%	1.2%	12/31/2020	1.02	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	1.3%
2022	0.1%
2021	0.5%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Core Equity Fund R6 Class - 06-3YJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,932,733	$9,003,696	202,672
Receivables: investments sold	-
Payables: investments purchased	(75,571)
Net assets	$10,857,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,857,162	5,667,450	$1.92
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$10,857,162	5,667,450

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$80,921
Mortality & expense charges			(129,055)
Net investment income (loss)			(48,134)

Gain (loss) on investments:
Net realized gain (loss)			333,420
Realized gain distributions			827,102
Net change in unrealized appreciation (depreciation)			1,119,816
Net gain (loss)			2,280,338

Increase (decrease) in net assets from operations			$2,232,204

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,134)	$1,485
Net realized gain (loss)		333,420	(166)
Realized gain distributions		827,102	178,255
Net change in unrealized appreciation (depreciation)		1,119,816	1,330,215

Increase (decrease) in net assets from operations		2,232,204	1,509,789

Contract owner transactions:
Proceeds from units sold		1,108,612	1,086,523
Cost of units redeemed		(1,815,410)	(706,687)
Account charges		(2,719)	(2,054)
Increase (decrease)		(709,517)	377,782
Net increase (decrease)		1,522,687	1,887,571
Net assets, beginning		9,334,475	7,446,904
Net assets, ending		$10,857,162	$9,334,475

Units sold		637,325	770,420
Units redeemed		(1,026,794)	(515,308)
Net increase (decrease)		(389,469)	255,112
Units outstanding, beginning		6,056,919	5,801,807
Units outstanding, ending		5,667,450	6,056,919

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,901,021
Cost of units redeemed/account charges			(10,946,529)
Net investment income (loss)			(62,326)
Net realized gain (loss)			631,495
Realized gain distributions			1,404,464
Net change in unrealized appreciation (depreciation)			1,929,037
Net assets			$10,857,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	5,667	$10,857	1.25%	24.3%	12/31/2024	$1.94	0	$0	1.00%	24.6%	12/31/2024	$1.97	0	$0	0.75%	24.9%
12/31/2023	1.54	6,057	9,334	1.25%	20.1%	12/31/2023	1.56	0	0	1.00%	20.4%	12/31/2023	1.58	0	0	0.75%	20.7%
12/31/2022	1.28	5,802	7,447	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.31	0	0	0.75%	-19.3%
12/31/2021	1.60	5,194	8,299	1.25%	23.1%	12/31/2021	1.61	0	0	1.00%	23.4%	12/31/2021	1.62	0	0	0.75%	23.7%
12/31/2020	1.30	2,059	2,672	1.25%	17.0%	12/31/2020	1.30	0	0	1.00%	17.3%	12/31/2020	1.31	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	25.2%	12/31/2024	$2.02	0	$0	0.25%	25.6%	12/31/2024	$2.05	0	$0	0.00%	25.9%
12/31/2023	1.59	0	0	0.50%	21.0%	12/31/2023	1.61	0	0	0.25%	21.3%	12/31/2023	1.63	0	0	0.00%	21.6%
12/31/2022	1.32	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.63	0	0	0.50%	24.0%	12/31/2021	1.64	0	0	0.25%	24.3%	12/31/2021	1.65	0	0	0.00%	24.6%
12/31/2020	1.31	0	0	0.50%	17.9%	12/31/2020	1.32	0	0	0.25%	18.2%	12/31/2020	1.32	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.2%
2022	1.2%
2021	1.1%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R4 Class - 06-39P (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,643
Cost of units redeemed/account charges			(27,405)
Net investment income (loss)			(881)
Net realized gain (loss)			(2,618)
Realized gain distributions			5,261
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	1.25%	4.5%	12/31/2024	$1.33	0	$0	1.00%	4.8%	12/31/2024	$1.35	0	$0	0.75%	5.0%
12/31/2023	1.25	0	0	1.25%	13.0%	12/31/2023	1.27	0	0	1.00%	13.2%	12/31/2023	1.29	0	0	0.75%	13.5%
12/31/2022	1.11	0	0	1.25%	-25.3%	12/31/2022	1.12	0	0	1.00%	-25.1%	12/31/2022	1.13	0	0	0.75%	-25.0%
12/31/2021	1.48	20	30	1.25%	8.2%	12/31/2021	1.50	0	0	1.00%	8.4%	12/31/2021	1.51	0	0	0.75%	8.7%
12/31/2020	1.37	16	22	1.25%	23.0%	12/31/2020	1.38	0	0	1.00%	23.3%	12/31/2020	1.39	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	5.3%	12/31/2024	$1.40	0	$0	0.25%	5.6%	12/31/2024	$1.42	0	$0	0.00%	5.8%
12/31/2023	1.31	0	0	0.50%	13.8%	12/31/2023	1.32	0	0	0.25%	14.1%	12/31/2023	1.34	0	0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-24.8%	12/31/2022	1.16	0	0	0.25%	-24.6%	12/31/2022	1.17	0	0	0.00%	-24.4%
12/31/2021	1.53	0	0	0.50%	9.0%	12/31/2021	1.54	0	0	0.25%	9.2%	12/31/2021	1.55	0	0	0.00%	9.5%
12/31/2020	1.40	0	0	0.50%	24.0%	12/31/2020	1.41	0	0	0.25%	24.3%	12/31/2020	1.42	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R3 Class - 06-39R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(337)
Net investment income (loss)			(337)

Gain (loss) on investments:
Net realized gain (loss)			(1,456)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,989
Net gain (loss)			1,533

Increase (decrease) in net assets from operations			$1,196

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(337)	$(379)
Net realized gain (loss)		(1,456)	(677)
Realized gain distributions		-	661
Net change in unrealized appreciation (depreciation)		2,989	3,926

Increase (decrease) in net assets from operations		1,196	3,531

Contract owner transactions:
Proceeds from units sold		2,939	5,626
Cost of units redeemed		(38,022)	(2,237)
Account charges		-	-
Increase (decrease)		(35,083)	3,389
Net increase (decrease)		(33,887)	6,920
Net assets, beginning		33,888	26,968
Net assets, ending		$1	$33,888

Units sold		2,355	4,921
Units redeemed		(29,904)	(2,049)
Net increase (decrease)		(27,549)	2,872
Units outstanding, beginning		27,550	24,678
Units outstanding, ending		1	27,550

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$66,040
Cost of units redeemed/account charges			(73,343)
Net investment income (loss)			(2,850)
Net realized gain (loss)			(5,254)
Realized gain distributions			15,408
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	1.25%	4.2%	12/31/2024	$1.30	0	$0	1.00%	4.4%	12/31/2024	$1.32	0	$0	0.75%	4.7%
12/31/2023	1.23	28	34	1.25%	12.6%	12/31/2023	1.25	0	0	1.00%	12.8%	12/31/2023	1.27	0	0	0.75%	13.1%
12/31/2022	1.09	25	27	1.25%	-25.6%	12/31/2022	1.11	0	0	1.00%	-25.4%	12/31/2022	1.12	0	0	0.75%	-25.2%
12/31/2021	1.47	41	60	1.25%	7.8%	12/31/2021	1.48	0	0	1.00%	8.1%	12/31/2021	1.49	0	0	0.75%	8.3%
12/31/2020	1.36	38	51	1.25%	22.7%	12/31/2020	1.37	0	0	1.00%	23.0%	12/31/2020	1.38	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	5.0%	12/31/2024	$1.37	0	$0	0.25%	5.2%	12/31/2024	$1.39	0	$0	0.00%	5.5%
12/31/2023	1.28	0	0	0.50%	13.4%	12/31/2023	1.30	0	0	0.25%	13.7%	12/31/2023	1.32	0	0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-25.0%	12/31/2022	1.14	0	0	0.25%	-24.8%	12/31/2022	1.16	0	0	0.00%	-24.6%
12/31/2021	1.51	0	0	0.50%	8.6%	12/31/2021	1.52	0	0	0.25%	8.9%	12/31/2021	1.54	0	0	0.00%	9.2%
12/31/2020	1.39	0	0	0.50%	23.6%	12/31/2020	1.40	0	0	0.25%	23.9%	12/31/2020	1.41	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Equity Income R6 Class - 06-6W9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$658,877	$682,018	32,388
Receivables: investments sold	-
Payables: investments purchased	(3,001)
Net assets	$655,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$655,876	601,865	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$655,876	601,865

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,345
Mortality & expense charges			(6,553)
Net investment income (loss)			5,792

Gain (loss) on investments:
Net realized gain (loss)			1,413
Realized gain distributions			61,084
Net change in unrealized appreciation (depreciation)			(23,141)
Net gain (loss)			39,356

Increase (decrease) in net assets from operations			$45,148

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,792	$-
Net realized gain (loss)		1,413	-
Realized gain distributions		61,084	-
Net change in unrealized appreciation (depreciation)		(23,141)	-

Increase (decrease) in net assets from operations		45,148	-

Contract owner transactions:
Proceeds from units sold		809,931	-
Cost of units redeemed		(199,189)	-
Account charges		(14)	-
Increase (decrease)		610,728	-
Net increase (decrease)		655,876	-
Net assets, beginning		-	-
Net assets, ending		$655,876	$-

Units sold		781,931	-
Units redeemed		(180,066)	-
Net increase (decrease)		601,865	-
Units outstanding, beginning		-	-
Units outstanding, ending		601,865	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$809,931
Cost of units redeemed/account charges			(199,203)
Net investment income (loss)			5,792
Net realized gain (loss)			1,413
Realized gain distributions			61,084
Net change in unrealized appreciation (depreciation)			(23,141)
Net assets			$655,876

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	602	$656	1.25%	9.0%	12/31/2024	$1.09	0	$0	1.00%	9.2%	12/31/2024	$1.09	0	$0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	9.7%	12/31/2024	$1.10	0	$0	0.25%	9.9%	12/31/2024	$1.10	0	$0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.09
Band 100	-	-	3.20
Band 75	-	-	3.30
Band 50	-	-	3.41
Band 25	-	-	3.53
Band 0	-	-	3.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,154
Cost of units redeemed/account charges			(1,249)
Net investment income (loss)			3
Net realized gain (loss)			(199)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	0	$0	1.25%	6.8%	12/31/2024	$3.20	0	$0	1.00%	7.1%	12/31/2024	$3.30	0	$0	0.75%	7.3%
12/31/2023	2.90	0	0	1.25%	12.5%	12/31/2023	2.98	0	0	1.00%	12.8%	12/31/2023	3.08	0	0	0.75%	13.0%
12/31/2022	2.57	0	0	1.25%	-6.0%	12/31/2022	2.65	0	0	1.00%	-5.8%	12/31/2022	2.72	0	0	0.75%	-5.5%
12/31/2021	2.74	0	0	1.25%	18.9%	12/31/2021	2.81	0	0	1.00%	19.2%	12/31/2021	2.88	0	0	0.75%	19.5%
12/31/2020	2.30	0	0	1.25%	11.7%	12/31/2020	2.36	0	0	1.00%	12.0%	12/31/2020	2.41	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.41	0	$0	0.50%	7.6%	12/31/2024	$3.53	0	$0	0.25%	7.9%	12/31/2024	$3.65	0	$0	0.00%	8.1%
12/31/2023	3.17	0	0	0.50%	13.3%	12/31/2023	3.27	0	0	0.25%	13.6%	12/31/2023	3.37	0	0	0.00%	13.9%
12/31/2022	2.80	0	0	0.50%	-5.3%	12/31/2022	2.88	0	0	0.25%	-5.1%	12/31/2022	2.96	0	0	0.00%	-4.8%
12/31/2021	2.96	0	0	0.50%	19.8%	12/31/2021	3.03	0	0	0.25%	20.1%	12/31/2021	3.11	0	0	0.00%	20.4%
12/31/2020	2.47	0	0	0.50%	12.5%	12/31/2020	2.52	0	0	0.25%	12.8%	12/31/2020	2.58	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Investor Class - 06-105

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$913	$929	193
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$913	305	$2.99
Band 100	-	-	3.10
Band 75	-	-	3.21
Band 50	-	-	3.32
Band 25	-	-	3.44
Band 0	-	-	3.57
Total	$913	305

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5)
Net investment income (loss)			(5)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(16)
Net gain (loss)			24

Increase (decrease) in net assets from operations			$19

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5)	$3
Net realized gain (loss)		-	(3)
Realized gain distributions		40	-
Net change in unrealized appreciation (depreciation)		(16)	-

Increase (decrease) in net assets from operations		19	-

Contract owner transactions:
Proceeds from units sold		898	5
Cost of units redeemed		(1)	(8)
Account charges		(3)	-
Increase (decrease)		894	(3)
Net increase (decrease)		913	(3)
Net assets, beginning		-	3
Net assets, ending		$913	$-

Units sold		306	2
Units redeemed		(1)	(3)
Net increase (decrease)		305	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		305	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$569,976
Cost of units redeemed/account charges			(577,212)
Net investment income (loss)			(2,504)
Net realized gain (loss)			8,177
Realized gain distributions			2,492
Net change in unrealized appreciation (depreciation)			(16)
Net assets			$913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.99	0	$1	1.25%	6.4%	12/31/2024	$3.10	0	$0	1.00%	6.6%	12/31/2024	$3.21	0	$0	0.75%	6.9%
12/31/2023	2.81	0	0	1.25%	12.0%	12/31/2023	2.90	0	0	1.00%	12.3%	12/31/2023	3.00	0	0	0.75%	12.6%
12/31/2022	2.51	0	0	1.25%	-6.5%	12/31/2022	2.59	0	0	1.00%	-6.3%	12/31/2022	2.67	0	0	0.75%	-6.0%
12/31/2021	2.68	0	0	1.25%	18.3%	12/31/2021	2.76	0	0	1.00%	18.6%	12/31/2021	2.84	0	0	0.75%	18.9%
12/31/2020	2.27	0	0	1.25%	11.1%	12/31/2020	2.32	0	0	1.00%	11.4%	12/31/2020	2.38	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	7.2%	12/31/2024	$3.44	0	$0	0.25%	7.5%	12/31/2024	$3.57	0	$0	0.00%	7.7%
12/31/2023	3.10	0	0	0.50%	12.9%	12/31/2023	3.21	0	0	0.25%	13.2%	12/31/2023	3.31	0	0	0.00%	13.4%
12/31/2022	2.75	0	0	0.50%	-5.8%	12/31/2022	2.83	0	0	0.25%	-5.6%	12/31/2022	2.92	0	0	0.00%	-5.3%
12/31/2021	2.92	0	0	0.50%	19.2%	12/31/2021	3.00	0	0	0.25%	19.5%	12/31/2021	3.08	0	0	0.00%	19.8%
12/31/2020	2.45	0	0	0.50%	12.0%	12/31/2020	2.51	0	0	0.25%	12.2%	12/31/2020	2.57	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-772

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$484,365	$452,164	16,942
Receivables: investments sold	364
Payables: investments purchased	-
Net assets	$484,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,729	148,361	$3.27
Band 100	-	-	3.37
Band 75	-	-	3.47
Band 50	-	-	3.58
Band 25	-	-	3.69
Band 0	-	-	3.80
Total	$484,729	148,361

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,067
Mortality & expense charges			(7,490)
Net investment income (loss)			577

Gain (loss) on investments:
Net realized gain (loss)			35,680
Realized gain distributions			37,245
Net change in unrealized appreciation (depreciation)			3,470
Net gain (loss)			76,395

Increase (decrease) in net assets from operations			$76,972

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$577	$1,303
Net realized gain (loss)		35,680	431
Realized gain distributions		37,245	35,494
Net change in unrealized appreciation (depreciation)		3,470	15,953

Increase (decrease) in net assets from operations		76,972	53,181

Contract owner transactions:
Proceeds from units sold		61,852	60,711
Cost of units redeemed		(224,519)	(7,308)
Account charges		(437)	(589)
Increase (decrease)		(163,104)	52,814
Net increase (decrease)		(86,132)	105,995
Net assets, beginning		570,861	464,866
Net assets, ending		$484,729	$570,861

Units sold		19,910	22,666
Units redeemed		(69,499)	(3,003)
Net increase (decrease)		(49,589)	19,663
Units outstanding, beginning		197,950	178,287
Units outstanding, ending		148,361	197,950

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,817,456
Cost of units redeemed/account charges			(5,175,955)
Net investment income (loss)			24,508
Net realized gain (loss)			156,374
Realized gain distributions			630,145
Net change in unrealized appreciation (depreciation)			32,201
Net assets			$484,729

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.27	148	$485	1.25%	13.3%	12/31/2024	$3.37	0	$0	1.00%	13.6%	12/31/2024	$3.47	0	$0	0.75%	13.9%
12/31/2023	2.88	198	571	1.25%	10.6%	12/31/2023	2.97	0	0	1.00%	10.9%	12/31/2023	3.05	0	0	0.75%	11.2%
12/31/2022	2.61	178	465	1.25%	-0.7%	12/31/2022	2.67	0	0	1.00%	-0.5%	12/31/2022	2.74	0	0	0.75%	-0.2%
12/31/2021	2.63	242	636	1.25%	31.4%	12/31/2021	2.69	0	0	1.00%	31.7%	12/31/2021	2.75	0	0	0.75%	32.0%
12/31/2020	2.00	306	611	1.25%	-2.3%	12/31/2020	2.04	0	0	1.00%	-2.0%	12/31/2020	2.08	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.58	0	$0	0.50%	14.2%	12/31/2024	$3.69	0	$0	0.25%	14.4%	12/31/2024	$3.80	0	$0	0.00%	14.7%
12/31/2023	3.13	0	0	0.50%	11.4%	12/31/2023	3.22	0	0	0.25%	11.7%	12/31/2023	3.31	0	0	0.00%	12.0%
12/31/2022	2.81	0	0	0.50%	0.0%	12/31/2022	2.89	0	0	0.25%	0.3%	12/31/2022	2.96	0	0	0.00%	0.5%
12/31/2021	2.81	0	0	0.50%	32.4%	12/31/2021	2.88	0	0	0.25%	32.7%	12/31/2021	2.94	0	0	0.00%	33.0%
12/31/2020	2.12	0	0	0.50%	-1.6%	12/31/2020	2.17	0	0	0.25%	-1.3%	12/31/2020	2.21	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.3%
2021	1.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund A Class - 06-771

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,752	$206,445	7,265
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$207,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,734	61,701	$3.37
Band 100	-	-	3.47
Band 75	-	-	3.58
Band 50	-	-	3.69
Band 25	-	-	3.80
Band 0	-	-	3.92
Total	$207,734	61,701

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,509
Mortality & expense charges			(2,713)
Net investment income (loss)			796

Gain (loss) on investments:
Net realized gain (loss)			530
Realized gain distributions			15,976
Net change in unrealized appreciation (depreciation)			10,123
Net gain (loss)			26,629

Increase (decrease) in net assets from operations			$27,425

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$796	$1,089
Net realized gain (loss)		530	(1,034)
Realized gain distributions		15,976	15,876
Net change in unrealized appreciation (depreciation)		10,123	7,319

Increase (decrease) in net assets from operations		27,425	23,250

Contract owner transactions:
Proceeds from units sold		15,144	64,371
Cost of units redeemed		(89,052)	(12,623)
Account charges		(860)	(1,120)
Increase (decrease)		(74,768)	50,628
Net increase (decrease)		(47,343)	73,878
Net assets, beginning		255,077	181,199
Net assets, ending		$207,734	$255,077

Units sold		4,684	23,330
Units redeemed		(29,041)	(5,037)
Net increase (decrease)		(24,357)	18,293
Units outstanding, beginning		86,058	67,765
Units outstanding, ending		61,701	86,058

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,865,546
Cost of units redeemed/account charges			(15,165,130)
Net investment income (loss)			106,202
Net realized gain (loss)			456,966
Realized gain distributions			942,843
Net change in unrealized appreciation (depreciation)			1,307
Net assets			$207,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.37	62	$208	1.25%	13.6%	12/31/2024	$3.47	0	$0	1.00%	13.9%	12/31/2024	$3.58	0	$0	0.75%	14.2%
12/31/2023	2.96	86	255	1.25%	10.8%	12/31/2023	3.05	0	0	1.00%	11.1%	12/31/2023	3.13	0	0	0.75%	11.4%
12/31/2022	2.67	68	181	1.25%	-0.4%	12/31/2022	2.74	0	0	1.00%	-0.2%	12/31/2022	2.81	0	0	0.75%	0.1%
12/31/2021	2.69	89	240	1.25%	31.7%	12/31/2021	2.75	0	0	1.00%	32.0%	12/31/2021	2.81	0	0	0.75%	32.3%
12/31/2020	2.04	96	197	1.25%	-2.0%	12/31/2020	2.08	0	0	1.00%	-1.8%	12/31/2020	2.12	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.69	0	$0	0.50%	14.4%	12/31/2024	$3.80	0	$0	0.25%	14.7%	12/31/2024	$3.92	0	$0	0.00%	15.0%
12/31/2023	3.22	0	0	0.50%	11.7%	12/31/2023	3.31	0	0	0.25%	12.0%	12/31/2023	3.41	0	0	0.00%	12.2%
12/31/2022	2.88	0	0	0.50%	0.3%	12/31/2022	2.96	0	0	0.25%	0.6%	12/31/2022	3.03	0	0	0.00%	0.8%
12/31/2021	2.88	0	0	0.50%	32.7%	12/31/2021	2.94	0	0	0.25%	33.0%	12/31/2021	3.01	0	0	0.00%	33.3%
12/31/2020	2.17	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.0%	12/31/2020	2.26	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.6%
2022	1.6%
2021	0.9%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund Investor Class - 06-817

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,563,500	$2,686,302	143,808
Receivables: investments sold	598
Payables: investments purchased	-
Net assets	$2,564,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,564,098	919,170	$2.79
Band 100	-	-	2.89
Band 75	-	-	2.99
Band 50	-	-	3.09
Band 25	-	-	3.20
Band 0	-	-	3.31
Total	$2,564,098	919,170

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,722
Mortality & expense charges			(33,232)
Net investment income (loss)			10,490

Gain (loss) on investments:
Net realized gain (loss)			40,614
Realized gain distributions			239,364
Net change in unrealized appreciation (depreciation)			11,336
Net gain (loss)			291,314

Increase (decrease) in net assets from operations			$301,804

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,490	$17,367
Net realized gain (loss)		40,614	(221,523)
Realized gain distributions		239,364	149,313
Net change in unrealized appreciation (depreciation)		11,336	267,015

Increase (decrease) in net assets from operations		301,804	212,172

Contract owner transactions:
Proceeds from units sold		380,876	503,759
Cost of units redeemed		(739,626)	(2,509,248)
Account charges		(1,839)	(2,440)
Increase (decrease)		(360,589)	(2,007,929)
Net increase (decrease)		(58,785)	(1,795,757)
Net assets, beginning		2,622,883	4,418,640
Net assets, ending		$2,564,098	$2,622,883

Units sold		141,106	216,754
Units redeemed		(273,510)	(1,069,790)
Net increase (decrease)		(132,404)	(853,036)
Units outstanding, beginning		1,051,574	1,904,610
Units outstanding, ending		919,170	1,051,574

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$70,774,914
Cost of units redeemed/account charges			(82,124,049)
Net investment income (loss)			1,736,359
Net realized gain (loss)			5,402,385
Realized gain distributions			6,897,291
Net change in unrealized appreciation (depreciation)			(122,802)
Net assets			$2,564,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.79	919	$2,564	1.25%	11.8%	12/31/2024	$2.89	0	$0	1.00%	12.1%	12/31/2024	$2.99	0	$0	0.75%	12.4%
12/31/2023	2.49	1,052	2,623	1.25%	7.5%	12/31/2023	2.57	0	0	1.00%	7.8%	12/31/2023	2.66	0	0	0.75%	8.0%
12/31/2022	2.32	1,905	4,419	1.25%	-2.8%	12/31/2022	2.39	0	0	1.00%	-2.5%	12/31/2022	2.46	0	0	0.75%	-2.3%
12/31/2021	2.39	4,400	10,501	1.25%	17.6%	12/31/2021	2.45	0	0	1.00%	17.9%	12/31/2021	2.52	0	0	0.75%	18.1%
12/31/2020	2.03	15,342	31,144	1.25%	-1.0%	12/31/2020	2.08	0	0	1.00%	-0.8%	12/31/2020	2.13	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	0	$0	0.50%	12.7%	12/31/2024	$3.20	0	$0	0.25%	13.0%	12/31/2024	$3.31	0	$0	0.00%	13.3%
12/31/2023	2.74	0	0	0.50%	8.3%	12/31/2023	2.83	0	0	0.25%	8.6%	12/31/2023	2.92	0	0	0.00%	8.9%
12/31/2022	2.53	0	0	0.50%	-2.1%	12/31/2022	2.61	0	0	0.25%	-1.8%	12/31/2022	2.68	0	0	0.00%	-1.6%
12/31/2021	2.59	0	0	0.50%	18.4%	12/31/2021	2.66	0	0	0.25%	18.7%	12/31/2021	2.73	0	0	0.00%	19.0%
12/31/2020	2.18	0	0	0.50%	-0.3%	12/31/2020	2.24	0	0	0.25%	0.0%	12/31/2020	2.29	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.6%
2022	1.6%
2021	1.4%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund A Class - 06-816

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,395,361	$2,476,151	134,224
Receivables: investments sold	-
Payables: investments purchased	(793)
Net assets	$2,394,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,941,357	701,411	$2.77
Band 100	453,211	158,236	2.86
Band 75	-	-	2.96
Band 50	-	-	3.07
Band 25	-	-	3.17
Band 0	-	-	3.28
Total	$2,394,568	859,647

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,380
Mortality & expense charges			(34,630)
Net investment income (loss)			7,750

Gain (loss) on investments:
Net realized gain (loss)			47,875
Realized gain distributions			224,308
Net change in unrealized appreciation (depreciation)			43,448
Net gain (loss)			315,631

Increase (decrease) in net assets from operations			$323,381

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,750	$19,079
Net realized gain (loss)		47,875	(120,599)
Realized gain distributions		224,308	169,621
Net change in unrealized appreciation (depreciation)		43,448	142,349

Increase (decrease) in net assets from operations		323,381	210,450

Contract owner transactions:
Proceeds from units sold		386,059	389,384
Cost of units redeemed		(1,342,321)	(1,306,796)
Account charges		(2,037)	(1,941)
Increase (decrease)		(958,299)	(919,353)
Net increase (decrease)		(634,918)	(708,903)
Net assets, beginning		3,029,486	3,738,389
Net assets, ending		$2,394,568	$3,029,486

Units sold		145,826	167,441
Units redeemed		(503,355)	(565,034)
Net increase (decrease)		(357,529)	(397,593)
Units outstanding, beginning		1,217,176	1,614,769
Units outstanding, ending		859,647	1,217,176

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,433,411
Cost of units redeemed/account charges			(36,812,652)
Net investment income (loss)			538,702
Net realized gain (loss)			2,494,318
Realized gain distributions			2,821,579
Net change in unrealized appreciation (depreciation)			(80,790)
Net assets			$2,394,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	701	$1,941	1.25%	11.7%	12/31/2024	$2.86	158	$453	1.00%	12.0%	12/31/2024	$2.96	0	$0	0.75%	12.3%
12/31/2023	2.48	1,041	2,579	1.25%	7.4%	12/31/2023	2.56	176	451	1.00%	7.7%	12/31/2023	2.64	0	0	0.75%	8.0%
12/31/2022	2.31	1,409	3,250	1.25%	-2.8%	12/31/2022	2.37	206	489	1.00%	-2.6%	12/31/2022	2.45	0	0	0.75%	-2.4%
12/31/2021	2.37	1,532	3,638	1.25%	17.5%	12/31/2021	2.44	248	606	1.00%	17.7%	12/31/2021	2.50	0	0	0.75%	18.0%
12/31/2020	2.02	1,709	3,454	1.25%	-1.1%	12/31/2020	2.07	253	524	1.00%	-0.9%	12/31/2020	2.12	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.07	0	$0	0.50%	12.6%	12/31/2024	$3.17	0	$0	0.25%	12.9%	12/31/2024	$3.28	0	$0	0.00%	13.1%
12/31/2023	2.72	0	0	0.50%	8.2%	12/31/2023	2.81	0	0	0.25%	8.5%	12/31/2023	2.90	0	0	0.00%	8.8%
12/31/2022	2.52	0	0	0.50%	-2.1%	12/31/2022	2.59	0	0	0.25%	-1.9%	12/31/2022	2.67	0	0	0.00%	-1.6%
12/31/2021	2.57	0	0	0.50%	18.3%	12/31/2021	2.64	0	0	0.25%	18.6%	12/31/2021	2.71	0	0	0.00%	18.9%
12/31/2020	2.17	0	0	0.50%	-0.4%	12/31/2020	2.23	0	0	0.25%	-0.1%	12/31/2020	2.28	6	14	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.7%
2022	1.8%
2021	2.0%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund Investor Class - 06-810

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$535,653	$513,574	18,846
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$535,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$535,627	226,919	$2.36
Band 100	-	-	2.49
Band 75	-	-	2.63
Band 50	-	-	2.77
Band 25	-	-	2.92
Band 0	-	-	3.18
Total	$535,627	226,919

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,697
Mortality & expense charges			(7,811)
Net investment income (loss)			12,886

Gain (loss) on investments:
Net realized gain (loss)			52,059
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(44,778)
Net gain (loss)			7,281

Increase (decrease) in net assets from operations			$20,167

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,886	$4,153
Net realized gain (loss)		52,059	72,880
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(44,778)	(94,392)

Increase (decrease) in net assets from operations		20,167	(17,359)

Contract owner transactions:
Proceeds from units sold		190,061	173,636
Cost of units redeemed		(253,609)	(389,096)
Account charges		(85)	(20)
Increase (decrease)		(63,633)	(215,480)
Net increase (decrease)		(43,466)	(232,839)
Net assets, beginning		579,093	811,932
Net assets, ending		$535,627	$579,093

Units sold		107,116	74,671
Units redeemed		(137,236)	(174,608)
Net increase (decrease)		(30,120)	(99,937)
Units outstanding, beginning		257,039	356,976
Units outstanding, ending		226,919	257,039

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,101,412
Cost of units redeemed/account charges			(10,191,154)
Net investment income (loss)			(157,553)
Net realized gain (loss)			(1,005,640)
Realized gain distributions			766,483
Net change in unrealized appreciation (depreciation)			22,079
Net assets			$535,627

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.36	227	$536	1.25%	4.8%	12/31/2024	$2.49	0	$0	1.00%	5.0%	12/31/2024	$2.63	0	$0	0.75%	5.3%
12/31/2023	2.25	257	579	1.25%	-0.9%	12/31/2023	2.37	0	0	1.00%	-0.7%	12/31/2023	2.49	0	0	0.75%	-0.5%
12/31/2022	2.27	357	812	1.25%	51.0%	12/31/2022	2.39	0	0	1.00%	51.4%	12/31/2022	2.50	0	0	0.75%	51.7%
12/31/2021	1.51	373	562	1.25%	54.0%	12/31/2021	1.58	0	0	1.00%	54.4%	12/31/2021	1.65	0	0	0.75%	54.8%
12/31/2020	0.98	205	200	1.25%	-33.0%	12/31/2020	1.02	0	0	1.00%	-32.8%	12/31/2020	1.07	0	0	0.75%	-32.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	0	$0	0.50%	5.6%	12/31/2024	$2.92	0	$0	0.25%	5.8%	12/31/2024	$3.18	0	$0	0.00%	6.1%
12/31/2023	2.62	0	0	0.50%	-0.2%	12/31/2023	2.76	0	0	0.25%	0.0%	12/31/2023	2.99	0	0	0.00%	0.3%
12/31/2022	2.63	0	0	0.50%	52.1%	12/31/2022	2.76	0	0	0.25%	52.5%	12/31/2022	2.99	0	0	0.00%	52.9%
12/31/2021	1.73	0	0	0.50%	55.2%	12/31/2021	1.81	0	0	0.25%	55.6%	12/31/2021	1.95	0	0	0.00%	56.0%
12/31/2020	1.11	0	0	0.50%	-32.5%	12/31/2020	1.16	0	0	0.25%	-32.3%	12/31/2020	1.25	0	0	0.00%	-32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	1.8%
2022	1.0%
2021	2.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund A Class - 06-835

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$759,473	$659,440	26,789
Receivables: investments sold	5,361
Payables: investments purchased	-
Net assets	$764,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$757,467	267,284	$2.83
Band 100	7,367	2,465	2.99
Band 75	-	-	3.15
Band 50	-	-	3.32
Band 25	-	-	3.51
Band 0	-	-	3.72
Total	$764,834	269,749

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$29,307
Mortality & expense charges			(9,878)
Net investment income (loss)			19,429

Gain (loss) on investments:
Net realized gain (loss)			19,464
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,763)
Net gain (loss)			11,701

Increase (decrease) in net assets from operations			$31,130

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,429	$4,216
Net realized gain (loss)		19,464	123,384
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,763)	(172,364)

Increase (decrease) in net assets from operations		31,130	(44,764)

Contract owner transactions:
Proceeds from units sold		78,422	279,570
Cost of units redeemed		(133,454)	(589,804)
Account charges		(264)	(264)
Increase (decrease)		(55,296)	(310,498)
Net increase (decrease)		(24,166)	(355,262)
Net assets, beginning		789,000	1,144,262
Net assets, ending		$764,834	$789,000

Units sold		26,535	98,614
Units redeemed		(48,230)	(225,448)
Net increase (decrease)		(21,695)	(126,834)
Units outstanding, beginning		291,444	418,278
Units outstanding, ending		269,749	291,444

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,137,715
Cost of units redeemed/account charges			(13,527,412)
Net investment income (loss)			(208,907)
Net realized gain (loss)			(1,387,328)
Realized gain distributions			650,733
Net change in unrealized appreciation (depreciation)			100,033
Net assets			$764,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.83	267	$757	1.25%	4.8%	12/31/2024	$2.99	2	$7	1.00%	5.0%	12/31/2024	$3.15	0	$0	0.75%	5.3%
12/31/2023	2.70	286	774	1.25%	-1.0%	12/31/2023	2.85	5	15	1.00%	-0.7%	12/31/2023	2.99	0	0	0.75%	-0.5%
12/31/2022	2.73	405	1,108	1.25%	51.0%	12/31/2022	2.87	13	37	1.00%	51.4%	12/31/2022	3.01	0	0	0.75%	51.8%
12/31/2021	1.81	348	630	1.25%	54.0%	12/31/2021	1.89	24	46	1.00%	54.4%	12/31/2021	1.98	0	0	0.75%	54.8%
12/31/2020	1.17	351	412	1.25%	-33.0%	12/31/2020	1.23	9	11	1.00%	-32.9%	12/31/2020	1.28	0	0	0.75%	-32.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	5.6%	12/31/2024	$3.51	0	$0	0.25%	5.8%	12/31/2024	$3.72	0	$0	0.00%	6.1%
12/31/2023	3.15	0	0	0.50%	-0.2%	12/31/2023	3.31	0	0	0.25%	0.0%	12/31/2023	3.50	0	0	0.00%	0.3%
12/31/2022	3.16	0	0	0.50%	52.2%	12/31/2022	3.31	0	0	0.25%	52.5%	12/31/2022	3.50	0	0	0.00%	52.9%
12/31/2021	2.07	0	0	0.50%	55.2%	12/31/2021	2.17	0	0	0.25%	55.6%	12/31/2021	2.29	0	0	0.00%	56.0%
12/31/2020	1.34	0	0	0.50%	-32.5%	12/31/2020	1.40	0	0	0.25%	-32.4%	12/31/2020	1.47	0	0	0.00%	-32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	1.7%
2022	1.1%
2021	2.1%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG Y Class - 06-055

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,369	$104,104	14,848
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$99,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,334	73,530	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$99,334	73,530

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,741
Mortality & expense charges			(1,178)
Net investment income (loss)			7,563

Gain (loss) on investments:
Net realized gain (loss)			(194)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,477)
Net gain (loss)			(1,671)

Increase (decrease) in net assets from operations			$5,892

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,563	$11,674
Net realized gain (loss)		(194)	(15,089)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,477)	18,407

Increase (decrease) in net assets from operations		5,892	14,992

Contract owner transactions:
Proceeds from units sold		6,940	14,548
Cost of units redeemed		(333)	(189,638)
Account charges		(18)	(7)
Increase (decrease)		6,589	(175,097)
Net increase (decrease)		12,481	(160,105)
Net assets, beginning		86,853	246,958
Net assets, ending		$99,334	$86,853

Units sold		5,266	12,006
Units redeemed		(247)	(158,507)
Net increase (decrease)		5,019	(146,501)
Units outstanding, beginning		68,511	215,012
Units outstanding, ending		73,530	68,511

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$577,826
Cost of units redeemed/account charges			(501,643)
Net investment income (loss)			47,131
Net realized gain (loss)			(19,245)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,735)
Net assets			$99,334

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	74	$99	1.25%	6.6%	12/31/2024	$1.39	0	$0	1.00%	6.8%	12/31/2024	$1.42	0	$0	0.75%	7.1%
12/31/2023	1.27	69	87	1.25%	10.4%	12/31/2023	1.30	0	0	1.00%	10.6%	12/31/2023	1.33	0	0	0.75%	10.9%
12/31/2022	1.15	215	247	1.25%	-3.4%	12/31/2022	1.17	0	0	1.00%	-3.1%	12/31/2022	1.20	0	0	0.75%	-2.9%
12/31/2021	1.19	68	81	1.25%	5.1%	12/31/2021	1.21	0	0	1.00%	5.4%	12/31/2021	1.23	0	0	0.75%	5.7%
12/31/2020	1.13	45	51	1.25%	0.5%	12/31/2020	1.15	0	0	1.00%	0.8%	12/31/2020	1.17	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	7.4%	12/31/2024	$1.50	0	$0	0.25%	7.6%	12/31/2024	$1.54	0	$0	0.00%	7.9%
12/31/2023	1.36	0	0	0.50%	11.2%	12/31/2023	1.39	0	0	0.25%	11.5%	12/31/2023	1.43	0	0	0.00%	11.8%
12/31/2022	1.22	0	0	0.50%	-2.6%	12/31/2022	1.25	0	0	0.25%	-2.4%	12/31/2022	1.28	0	0	0.00%	-2.2%
12/31/2021	1.26	0	0	0.50%	5.9%	12/31/2021	1.28	0	0	0.25%	6.2%	12/31/2021	1.31	0	0	0.00%	6.5%
12/31/2020	1.19	0	0	0.50%	1.3%	12/31/2020	1.21	0	0	0.25%	1.5%	12/31/2020	1.23	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.4%
2023	8.2%
2022	10.0%
2021	4.7%
2020	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R Class - 06-595

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$594,113	$719,306	24,220
Receivables: investments sold	-
Payables: investments purchased	(231)
Net assets	$593,882

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$429,261	92,837	$4.62
Band 100	164,621	33,760	4.88
Band 75	-	-	5.14
Band 50	-	-	5.42
Band 25	-	-	5.72
Band 0	-	-	6.03
Total	$593,882	126,597

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,896)
Net investment income (loss)			(8,896)

Gain (loss) on investments:
Net realized gain (loss)			(104,880)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			211,448
Net gain (loss)			106,568

Increase (decrease) in net assets from operations			$97,672

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,896)	$(10,064)
Net realized gain (loss)		(104,880)	(172,433)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		211,448	274,022

Increase (decrease) in net assets from operations		97,672	91,525

Contract owner transactions:
Proceeds from units sold		58,752	72,496
Cost of units redeemed		(398,755)	(318,870)
Account charges		(246)	(293)
Increase (decrease)		(340,249)	(246,667)
Net increase (decrease)		(242,577)	(155,142)
Net assets, beginning		836,459	991,601
Net assets, ending		$593,882	$836,459

Units sold		13,464	19,895
Units redeemed		(91,365)	(85,384)
Net increase (decrease)		(77,901)	(65,489)
Units outstanding, beginning		204,498	269,987
Units outstanding, ending		126,597	204,498

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,442,622
Cost of units redeemed/account charges			(17,619,536)
Net investment income (loss)			(376,363)
Net realized gain (loss)			(145,609)
Realized gain distributions			3,417,961
Net change in unrealized appreciation (depreciation)			(125,193)
Net assets			$593,882

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.62	93	$429	1.25%	14.4%	12/31/2024	$4.88	34	$165	1.00%	14.7%	12/31/2024	$5.14	0	$0	0.75%	15.0%
12/31/2023	4.04	156	631	1.25%	11.0%	12/31/2023	4.25	48	206	1.00%	11.3%	12/31/2023	4.47	0	0	0.75%	11.6%
12/31/2022	3.64	219	797	1.25%	-36.6%	12/31/2022	3.82	51	195	1.00%	-36.4%	12/31/2022	4.01	0	0	0.75%	-36.3%
12/31/2021	5.74	279	1,603	1.25%	5.7%	12/31/2021	6.01	59	357	1.00%	6.0%	12/31/2021	6.29	0	0	0.75%	6.3%
12/31/2020	5.43	338	1,837	1.25%	54.7%	12/31/2020	5.67	71	401	1.00%	55.0%	12/31/2020	5.92	0	0	0.75%	55.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.42	0	$0	0.50%	15.3%	12/31/2024	$5.72	0	$0	0.25%	15.6%	12/31/2024	$6.03	0	$0	0.00%	15.9%
12/31/2023	4.70	0	0	0.50%	11.9%	12/31/2023	4.95	0	0	0.25%	12.2%	12/31/2023	5.21	0	0	0.00%	12.4%
12/31/2022	4.20	0	0	0.50%	-36.1%	12/31/2022	4.41	0	0	0.25%	-36.0%	12/31/2022	4.63	0	0	0.00%	-35.8%
12/31/2021	6.58	0	0	0.50%	6.5%	12/31/2021	6.89	0	0	0.25%	6.8%	12/31/2021	7.21	0	0	0.00%	7.1%
12/31/2020	6.18	0	0	0.50%	55.8%	12/31/2020	6.45	0	0	0.25%	56.2%	12/31/2020	6.74	7	46	0.00%	56.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG A Class - 06-071

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,061	$2,061	305
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$2,048

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,048	1,557	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.46
Band 0	-	-	1.50
Total	$2,048	1,557

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19
Mortality & expense charges			(2)
Net investment income (loss)			17

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$17

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		17	-

Contract owner transactions:
Proceeds from units sold		2,032	-
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		2,031	-
Net increase (decrease)		2,048	-
Net assets, beginning		-	-
Net assets, ending		$2,048	$-

Units sold		1,558	-
Units redeemed		(1)	-
Net increase (decrease)		1,557	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,557	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,032
Cost of units redeemed/account charges			(1)
Net investment income (loss)			17
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$2,048

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	2	$2	1.25%	6.3%	12/31/2024	$1.35	0	$0	1.00%	6.6%	12/31/2024	$1.39	0	$0	0.75%	6.8%
12/31/2023	1.24	0	0	1.25%	10.2%	12/31/2023	1.27	0	0	1.00%	10.4%	12/31/2023	1.30	0	0	0.75%	10.7%
12/31/2022	1.12	0	0	1.25%	-3.6%	12/31/2022	1.15	0	0	1.00%	-3.4%	12/31/2022	1.17	0	0	0.75%	-3.1%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.21	0	0	0.75%	5.4%
12/31/2020	1.11	0	0	1.25%	0.3%	12/31/2020	1.13	0	0	1.00%	0.5%	12/31/2020	1.15	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	0.50%	7.1%	12/31/2024	$1.46	0	$0	0.25%	7.4%	12/31/2024	$1.50	0	$0	0.00%	7.6%
12/31/2023	1.33	0	0	0.50%	11.0%	12/31/2023	1.36	0	0	0.25%	11.3%	12/31/2023	1.39	0	0	0.00%	11.5%
12/31/2022	1.20	0	0	0.50%	-2.9%	12/31/2022	1.22	0	0	0.25%	-2.6%	12/31/2022	1.25	0	0	0.00%	-2.4%
12/31/2021	1.23	0	0	0.50%	5.7%	12/31/2021	1.26	0	0	0.25%	5.9%	12/31/2021	1.28	0	0	0.00%	6.2%
12/31/2020	1.17	0	0	0.50%	1.0%	12/31/2020	1.19	0	0	0.25%	1.3%	12/31/2020	1.21	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund A Class - 06-320

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,155,588	$4,634,651	140,585
Receivables: investments sold	1,522
Payables: investments purchased	-
Net assets	$4,157,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,157,110	845,951	$4.91
Band 100	-	-	5.18
Band 75	-	-	5.47
Band 50	-	-	5.76
Band 25	-	-	6.08
Band 0	-	-	6.52
Total	$4,157,110	845,951

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(48,364)
Net investment income (loss)			(48,364)

Gain (loss) on investments:
Net realized gain (loss)			(176,341)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			741,312
Net gain (loss)			564,971

Increase (decrease) in net assets from operations			$516,607

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,364)	$(42,683)
Net realized gain (loss)		(176,341)	(1,046,072)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		741,312	1,450,244

Increase (decrease) in net assets from operations		516,607	361,489

Contract owner transactions:
Proceeds from units sold		869,127	839,873
Cost of units redeemed		(625,441)	(1,357,591)
Account charges		(624)	(880)
Increase (decrease)		243,062	(518,598)
Net increase (decrease)		759,669	(157,109)
Net assets, beginning		3,397,441	3,554,550
Net assets, ending		$4,157,110	$3,397,441

Units sold		188,604	207,565
Units redeemed		(135,905)	(337,742)
Net increase (decrease)		52,699	(130,177)
Units outstanding, beginning		793,252	923,429
Units outstanding, ending		845,951	793,252

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$35,720,397
Cost of units redeemed/account charges			(35,994,139)
Net investment income (loss)			(889,005)
Net realized gain (loss)			(1,360,401)
Realized gain distributions			7,159,321
Net change in unrealized appreciation (depreciation)			(479,063)
Net assets			$4,157,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.91	846	$4,157	1.25%	14.7%	12/31/2024	$5.18	0	$0	1.00%	15.0%	12/31/2024	$5.47	0	$0	0.75%	15.3%
12/31/2023	4.28	793	3,397	1.25%	11.3%	12/31/2023	4.51	0	0	1.00%	11.5%	12/31/2023	4.74	0	0	0.75%	11.8%
12/31/2022	3.85	923	3,555	1.25%	-36.4%	12/31/2022	4.04	0	0	1.00%	-36.2%	12/31/2022	4.24	0	0	0.75%	-36.1%
12/31/2021	6.05	901	5,450	1.25%	6.0%	12/31/2021	6.33	0	0	1.00%	6.3%	12/31/2021	6.63	0	0	0.75%	6.5%
12/31/2020	5.71	390	2,226	1.25%	55.0%	12/31/2020	5.96	0	0	1.00%	55.4%	12/31/2020	6.22	0	0	0.75%	55.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.76	0	$0	0.50%	15.6%	12/31/2024	$6.08	0	$0	0.25%	15.9%	12/31/2024	$6.52	0	$0	0.00%	16.2%
12/31/2023	4.99	0	0	0.50%	12.1%	12/31/2023	5.24	0	0	0.25%	12.4%	12/31/2023	5.61	0	0	0.00%	12.7%
12/31/2022	4.45	0	0	0.50%	-35.9%	12/31/2022	4.67	0	0	0.25%	-35.8%	12/31/2022	4.98	0	0	0.00%	-35.6%
12/31/2021	6.94	0	0	0.50%	6.8%	12/31/2021	7.26	0	0	0.25%	7.1%	12/31/2021	7.73	0	0	0.00%	7.3%
12/31/2020	6.50	0	0	0.50%	56.2%	12/31/2020	6.78	0	0	0.25%	56.6%	12/31/2020	7.20	0	0	0.00%	57.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund A Class - 06-845

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$297,727	$314,947	8,397
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$297,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,411	51,080	$4.28
Band 100	79,450	17,620	4.51
Band 75	-	-	4.76
Band 50	-	-	5.01
Band 25	-	-	5.29
Band 0	-	-	5.61
Total	$297,861	68,700

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,170)
Net investment income (loss)			(4,170)

Gain (loss) on investments:
Net realized gain (loss)			6,869
Realized gain distributions			14,669
Net change in unrealized appreciation (depreciation)			(2,829)
Net gain (loss)			18,709

Increase (decrease) in net assets from operations			$14,539

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,170)	$(4,139)
Net realized gain (loss)		6,869	(975)
Realized gain distributions		14,669	-
Net change in unrealized appreciation (depreciation)		(2,829)	11,069

Increase (decrease) in net assets from operations		14,539	5,955

Contract owner transactions:
Proceeds from units sold		16,187	16,090
Cost of units redeemed		(71,333)	(69,832)
Account charges		(29)	(41)
Increase (decrease)		(55,175)	(53,783)
Net increase (decrease)		(40,636)	(47,828)
Net assets, beginning		338,497	386,325
Net assets, ending		$297,861	$338,497

Units sold		3,569	3,853
Units redeemed		(14,763)	(17,036)
Net increase (decrease)		(11,194)	(13,183)
Units outstanding, beginning		79,894	93,077
Units outstanding, ending		68,700	79,894

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,911,784
Cost of units redeemed/account charges			(4,402,191)
Net investment income (loss)			(111,588)
Net realized gain (loss)			151,839
Realized gain distributions			765,237
Net change in unrealized appreciation (depreciation)			(17,220)
Net assets			$297,861

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.28	51	$218	1.25%	2.7%	12/31/2024	$4.51	18	$79	1.00%	2.9%	12/31/2024	$4.76	0	$0	0.75%	3.2%
12/31/2023	4.16	53	221	1.25%	1.8%	12/31/2023	4.38	27	117	1.00%	2.0%	12/31/2023	4.61	0	0	0.75%	2.3%
12/31/2022	4.09	66	270	1.25%	-14.6%	12/31/2022	4.29	27	116	1.00%	-14.4%	12/31/2022	4.51	0	0	0.75%	-14.2%
12/31/2021	4.79	93	445	1.25%	10.8%	12/31/2021	5.02	28	142	1.00%	11.1%	12/31/2021	5.25	0	0	0.75%	11.4%
12/31/2020	4.32	98	422	1.25%	13.0%	12/31/2020	4.52	33	150	1.00%	13.3%	12/31/2020	4.71	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.01	0	$0	0.50%	3.5%	12/31/2024	$5.29	0	$0	0.25%	3.7%	12/31/2024	$5.61	0	$0	0.00%	4.0%
12/31/2023	4.85	0	0	0.50%	2.5%	12/31/2023	5.10	0	0	0.25%	2.8%	12/31/2023	5.40	0	0	0.00%	3.0%
12/31/2022	4.73	0	0	0.50%	-14.0%	12/31/2022	4.96	0	0	0.25%	-13.7%	12/31/2022	5.24	0	0	0.00%	-13.5%
12/31/2021	5.49	0	0	0.50%	11.6%	12/31/2021	5.75	0	0	0.25%	11.9%	12/31/2021	6.05	0	0	0.00%	12.2%
12/31/2020	4.92	0	0	0.50%	13.9%	12/31/2020	5.14	0	0	0.25%	14.2%	12/31/2020	5.40	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund A Class - 06-855

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$713,717	$635,495	11,527
Receivables: investments sold	-
Payables: investments purchased	(2,111)
Net assets	$711,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452,511	57,546	$7.86
Band 100	259,095	31,245	8.29
Band 75	-	-	8.75
Band 50	-	-	9.22
Band 25	-	-	9.73
Band 0	-	-	10.32
Total	$711,606	88,791

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,676)
Net investment income (loss)			(6,676)

Gain (loss) on investments:
Net realized gain (loss)			10,898
Realized gain distributions			86,115
Net change in unrealized appreciation (depreciation)			55,577
Net gain (loss)			152,590

Increase (decrease) in net assets from operations			$145,914

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,676)	$(3,248)
Net realized gain (loss)		10,898	(41,746)
Realized gain distributions		86,115	2,309
Net change in unrealized appreciation (depreciation)		55,577	139,236

Increase (decrease) in net assets from operations		145,914	96,551

Contract owner transactions:
Proceeds from units sold		274,285	102,283
Cost of units redeemed		(44,572)	(141,354)
Account charges		(32)	(59)
Increase (decrease)		229,681	(39,130)
Net increase (decrease)		375,595	57,421
Net assets, beginning		336,011	278,590
Net assets, ending		$711,606	$336,011

Units sold		38,823	18,796
Units redeemed		(6,471)	(30,437)
Net increase (decrease)		32,352	(11,641)
Units outstanding, beginning		56,439	68,080
Units outstanding, ending		88,791	56,439

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,843,476
Cost of units redeemed/account charges			(1,751,431)
Net investment income (loss)			(58,090)
Net realized gain (loss)			204,830
Realized gain distributions			394,599
Net change in unrealized appreciation (depreciation)			78,222
Net assets			$711,606

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.86	58	$453	1.25%	32.4%	12/31/2024	$8.29	31	$259	1.00%	32.8%	12/31/2024	$8.75	0	$0	0.75%	33.1%
12/31/2023	5.94	54	318	1.25%	45.4%	12/31/2023	6.25	3	18	1.00%	45.8%	12/31/2023	6.57	0	0	0.75%	46.1%
12/31/2022	4.08	65	267	1.25%	-40.8%	12/31/2022	4.29	3	12	1.00%	-40.6%	12/31/2022	4.50	0	0	0.75%	-40.5%
12/31/2021	6.89	66	456	1.25%	12.7%	12/31/2021	7.22	2	11	1.00%	13.0%	12/31/2021	7.55	0	0	0.75%	13.2%
12/31/2020	6.12	90	549	1.25%	44.2%	12/31/2020	6.39	12	74	1.00%	44.5%	12/31/2020	6.67	0	0	0.75%	44.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.22	0	$0	0.50%	33.4%	12/31/2024	$9.73	0	$0	0.25%	33.8%	12/31/2024	$10.32	0	$0	0.00%	34.1%
12/31/2023	6.91	0	0	0.50%	46.5%	12/31/2023	7.27	0	0	0.25%	46.9%	12/31/2023	7.69	0	0	0.00%	47.2%
12/31/2022	4.72	0	0	0.50%	-40.3%	12/31/2022	4.95	0	0	0.25%	-40.2%	12/31/2022	5.22	0	0	0.00%	-40.0%
12/31/2021	7.90	0	0	0.50%	13.5%	12/31/2021	8.27	0	0	0.25%	13.8%	12/31/2021	8.71	0	0	0.00%	14.1%
12/31/2020	6.96	0	0	0.50%	45.2%	12/31/2020	7.27	0	0	0.25%	45.6%	12/31/2020	7.63	0	0	0.00%	46.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund Investor Class - 06-815

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,895	$58,718	1,575
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$55,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,892	15,466	$3.61
Band 100	-	-	3.81
Band 75	-	-	4.02
Band 50	-	-	4.24
Band 25	-	-	4.47
Band 0	-	-	4.86
Total	$55,892	15,466

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(728)
Net investment income (loss)			(728)

Gain (loss) on investments:
Net realized gain (loss)			74
Realized gain distributions			2,749
Net change in unrealized appreciation (depreciation)			(953)
Net gain (loss)			1,870

Increase (decrease) in net assets from operations			$1,142

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(728)	$(629)
Net realized gain (loss)		74	(133)
Realized gain distributions		2,749	-
Net change in unrealized appreciation (depreciation)		(953)	1,583

Increase (decrease) in net assets from operations		1,142	821

Contract owner transactions:
Proceeds from units sold		3,670	3,734
Cost of units redeemed		(83)	(3,526)
Account charges		(17)	(23)
Increase (decrease)		3,570	185
Net increase (decrease)		4,712	1,006
Net assets, beginning		51,180	50,174
Net assets, ending		$55,892	$51,180

Units sold		950	1,097
Units redeemed		(25)	(1,064)
Net increase (decrease)		925	33
Units outstanding, beginning		14,541	14,508
Units outstanding, ending		15,466	14,541

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,978,934
Cost of units redeemed/account charges			(7,714,741)
Net investment income (loss)			(82,820)
Net realized gain (loss)			310,878
Realized gain distributions			566,464
Net change in unrealized appreciation (depreciation)			(2,823)
Net assets			$55,892

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.61	15	$56	1.25%	2.7%	12/31/2024	$3.81	0	$0	1.00%	2.9%	12/31/2024	$4.02	0	$0	0.75%	3.2%
12/31/2023	3.52	15	51	1.25%	1.8%	12/31/2023	3.70	0	0	1.00%	2.0%	12/31/2023	3.89	0	0	0.75%	2.3%
12/31/2022	3.46	15	50	1.25%	-14.6%	12/31/2022	3.63	0	0	1.00%	-14.4%	12/31/2022	3.81	0	0	0.75%	-14.2%
12/31/2021	4.05	19	78	1.25%	10.8%	12/31/2021	4.24	0	0	1.00%	11.1%	12/31/2021	4.44	0	0	0.75%	11.3%
12/31/2020	3.66	20	73	1.25%	13.0%	12/31/2020	3.82	0	0	1.00%	13.3%	12/31/2020	3.98	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.24	0	$0	0.50%	3.4%	12/31/2024	$4.47	0	$0	0.25%	3.7%	12/31/2024	$4.86	0	$0	0.00%	4.0%
12/31/2023	4.10	0	0	0.50%	2.5%	12/31/2023	4.31	0	0	0.25%	2.8%	12/31/2023	4.68	0	0	0.00%	3.0%
12/31/2022	4.00	0	0	0.50%	-14.0%	12/31/2022	4.19	0	0	0.25%	-13.7%	12/31/2022	4.54	0	0	0.00%	-13.5%
12/31/2021	4.64	0	0	0.50%	11.6%	12/31/2021	4.86	0	0	0.25%	11.9%	12/31/2021	5.25	0	0	0.00%	12.2%
12/31/2020	4.16	0	0	0.50%	13.9%	12/31/2020	4.34	0	0	0.25%	14.2%	12/31/2020	4.68	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl R5 Class - 06-229

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,124	$2,326	172
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,124	1,632	$1.30
Band 100	-	-	1.36
Band 75	-	-	1.42
Band 50	-	-	1.49
Band 25	-	-	1.55
Band 0	-	-	1.62
Total	$2,124	1,632

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$181
Mortality & expense charges			(26)
Net investment income (loss)			155

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(37)
Net gain (loss)			(38)

Increase (decrease) in net assets from operations			$117

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$155	$135
Net realized gain (loss)		(1)	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(37)	82

Increase (decrease) in net assets from operations		117	214

Contract owner transactions:
Proceeds from units sold		(1)	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		(1)	-
Net increase (decrease)		116	214
Net assets, beginning		2,008	1,794
Net assets, ending		$2,124	$2,008

Units sold		1	-
Units redeemed		(1)	-
Net increase (decrease)		-	-
Units outstanding, beginning		1,632	1,632
Units outstanding, ending		1,632	1,632

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,384,607
Cost of units redeemed/account charges			(3,307,199)
Net investment income (loss)			54,945
Net realized gain (loss)			(1,271,136)
Realized gain distributions			141,109
Net change in unrealized appreciation (depreciation)			(202)
Net assets			$2,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	2	$2	1.25%	5.8%	12/31/2024	$1.36	0	$0	1.00%	6.0%	12/31/2024	$1.42	0	$0	0.75%	6.3%
12/31/2023	1.23	2	2	1.25%	12.0%	12/31/2023	1.28	0	0	1.00%	12.2%	12/31/2023	1.34	0	0	0.75%	12.5%
12/31/2022	1.10	2	2	1.25%	-13.0%	12/31/2022	1.14	0	0	1.00%	-12.7%	12/31/2022	1.19	0	0	0.75%	-12.5%
12/31/2021	1.26	2	2	1.25%	13.7%	12/31/2021	1.31	0	0	1.00%	14.0%	12/31/2021	1.36	0	0	0.75%	14.3%
12/31/2020	1.11	2	2	1.25%	-6.0%	12/31/2020	1.15	0	0	1.00%	-5.8%	12/31/2020	1.19	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	6.6%	12/31/2024	$1.55	0	$0	0.25%	6.8%	12/31/2024	$1.62	0	$0	0.00%	7.1%
12/31/2023	1.39	0	0	0.50%	12.8%	12/31/2023	1.45	0	0	0.25%	13.1%	12/31/2023	1.51	0	0	0.00%	13.4%
12/31/2022	1.24	0	0	0.50%	-12.3%	12/31/2022	1.28	0	0	0.25%	-12.1%	12/31/2022	1.34	0	0	0.00%	-11.9%
12/31/2021	1.41	0	0	0.50%	14.6%	12/31/2021	1.46	0	0	0.25%	14.9%	12/31/2021	1.52	0	0	0.00%	15.1%
12/31/2020	1.23	0	0	0.50%	-5.3%	12/31/2020	1.27	0	0	0.25%	-5.0%	12/31/2020	1.32	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.8%
2023	8.3%
2022	7.1%
2021	3.6%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund R Class - 06-813

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,129	$264,265	16,295
Receivables: investments sold	-
Payables: investments purchased	(924)
Net assets	$342,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$276,001	78,652	$3.51
Band 100	66,204	18,235	3.63
Band 75	-	-	3.76
Band 50	-	-	3.89
Band 25	-	-	4.02
Band 0	-	-	4.16
Total	$342,205	96,887

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$695
Mortality & expense charges			(2,879)
Net investment income (loss)			(2,184)

Gain (loss) on investments:
Net realized gain (loss)			3,315
Realized gain distributions			24,158
Net change in unrealized appreciation (depreciation)			43,263
Net gain (loss)			70,736

Increase (decrease) in net assets from operations			$68,552

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,184)	$(1,630)
Net realized gain (loss)		3,315	(1,430)
Realized gain distributions		24,158	3,506
Net change in unrealized appreciation (depreciation)		43,263	19,589

Increase (decrease) in net assets from operations		68,552	20,035

Contract owner transactions:
Proceeds from units sold		120,794	46,099
Cost of units redeemed		(18,003)	(55,173)
Account charges		(22)	(11)
Increase (decrease)		102,769	(9,085)
Net increase (decrease)		171,321	10,950
Net assets, beginning		170,884	159,934
Net assets, ending		$342,205	$170,884

Units sold		41,258	17,810
Units redeemed		(6,145)	(21,715)
Net increase (decrease)		35,113	(3,905)
Units outstanding, beginning		61,774	65,679
Units outstanding, ending		96,887	61,774

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$615,900
Cost of units redeemed/account charges			(455,367)
Net investment income (loss)			(16,280)
Net realized gain (loss)			10,273
Realized gain distributions			108,815
Net change in unrealized appreciation (depreciation)			78,864
Net assets			$342,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.51	79	$276	1.25%	28.1%	12/31/2024	$3.63	18	$66	1.00%	28.4%	12/31/2024	$3.76	0	$0	0.75%	28.8%
12/31/2023	2.74	43	117	1.25%	13.5%	12/31/2023	2.83	19	54	1.00%	13.7%	12/31/2023	2.92	0	0	0.75%	14.0%
12/31/2022	2.41	47	113	1.25%	-0.1%	12/31/2022	2.49	19	47	1.00%	0.2%	12/31/2022	2.56	0	0	0.75%	0.4%
12/31/2021	2.42	40	97	1.25%	33.4%	12/31/2021	2.48	10	25	1.00%	33.8%	12/31/2021	2.55	0	0	0.75%	34.1%
12/31/2020	1.81	41	75	1.25%	4.0%	12/31/2020	1.86	17	32	1.00%	4.2%	12/31/2020	1.90	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.89	0	$0	0.50%	29.1%	12/31/2024	$4.02	0	$0	0.25%	29.4%	12/31/2024	$4.16	0	$0	0.00%	29.7%
12/31/2023	3.01	0	0	0.50%	14.3%	12/31/2023	3.11	0	0	0.25%	14.6%	12/31/2023	3.21	0	0	0.00%	14.9%
12/31/2022	2.63	0	0	0.50%	0.7%	12/31/2022	2.71	0	0	0.25%	0.9%	12/31/2022	2.79	0	0	0.00%	1.2%
12/31/2021	2.62	0	0	0.50%	34.4%	12/31/2021	2.69	0	0	0.25%	34.8%	12/31/2021	2.76	0	0	0.00%	35.1%
12/31/2020	1.95	0	0	0.50%	4.8%	12/31/2020	1.99	0	0	0.25%	5.0%	12/31/2020	2.04	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.2%
2022	0.5%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl A Class - 06-465

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,798	$82,033	6,217
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$75,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,817	30,437	$2.23
Band 100	7,977	3,395	2.35
Band 75	-	-	2.48
Band 50	-	-	2.61
Band 25	-	-	2.76
Band 0	-	-	2.91
Total	$75,794	33,832

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,483
Mortality & expense charges			(1,131)
Net investment income (loss)			6,352

Gain (loss) on investments:
Net realized gain (loss)			(3,048)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,659
Net gain (loss)			(389)

Increase (decrease) in net assets from operations			$5,963

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,352	$6,658
Net realized gain (loss)		(3,048)	(3,599)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,659	7,850

Increase (decrease) in net assets from operations		5,963	10,909

Contract owner transactions:
Proceeds from units sold		3	-
Cost of units redeemed		(23,630)	(18,028)
Account charges		(6)	(12)
Increase (decrease)		(23,633)	(18,040)
Net increase (decrease)		(17,670)	(7,131)
Net assets, beginning		93,464	100,595
Net assets, ending		$75,794	$93,464

Units sold		1	-
Units redeemed		(10,225)	(8,812)
Net increase (decrease)		(10,224)	(8,812)
Units outstanding, beginning		44,056	52,868
Units outstanding, ending		33,832	44,056

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,878,649
Cost of units redeemed/account charges			(5,313,791)
Net investment income (loss)			312,212
Net realized gain (loss)			(410,380)
Realized gain distributions			615,339
Net change in unrealized appreciation (depreciation)			(6,235)
Net assets			$75,794

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	30	$68	1.25%	5.5%	12/31/2024	$2.35	3	$8	1.00%	5.7%	12/31/2024	$2.48	0	$0	0.75%	6.0%
12/31/2023	2.11	40	86	1.25%	11.7%	12/31/2023	2.22	4	8	1.00%	12.0%	12/31/2023	2.34	0	0	0.75%	12.3%
12/31/2022	1.89	46	87	1.25%	-13.3%	12/31/2022	1.98	7	13	1.00%	-13.0%	12/31/2022	2.08	0	0	0.75%	-12.8%
12/31/2021	2.18	49	107	1.25%	13.4%	12/31/2021	2.28	7	17	1.00%	13.7%	12/31/2021	2.39	0	0	0.75%	14.0%
12/31/2020	1.92	51	98	1.25%	-6.4%	12/31/2020	2.01	12	23	1.00%	-6.2%	12/31/2020	2.09	0	0	0.75%	-5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.61	0	$0	0.50%	6.3%	12/31/2024	$2.76	0	$0	0.25%	6.5%	12/31/2024	$2.91	0	$0	0.00%	6.8%
12/31/2023	2.46	0	0	0.50%	12.6%	12/31/2023	2.59	0	0	0.25%	12.8%	12/31/2023	2.72	0	0	0.00%	13.1%
12/31/2022	2.18	0	0	0.50%	-12.6%	12/31/2022	2.29	0	0	0.25%	-12.4%	12/31/2022	2.41	0	0	0.00%	-12.2%
12/31/2021	2.50	0	0	0.50%	14.3%	12/31/2021	2.62	0	0	0.25%	14.6%	12/31/2021	2.74	0	0	0.00%	14.8%
12/31/2020	2.19	0	0	0.50%	-5.7%	12/31/2020	2.28	0	0	0.25%	-5.5%	12/31/2020	2.39	0	0	0.00%	-5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.8%
2023	8.1%
2022	7.0%
2021	2.8%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund A Class - 06-814

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,569,688	$1,260,778	73,154
Receivables: investments sold	-
Payables: investments purchased	(527)
Net assets	$1,569,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,463,699	414,696	$3.53
Band 100	105,462	28,875	3.65
Band 75	-	-	3.78
Band 50	-	-	3.91
Band 25	-	-	4.05
Band 0	-	-	4.19
Total	$1,569,161	443,571

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,121
Mortality & expense charges			(19,336)
Net investment income (loss)			(13,215)

Gain (loss) on investments:
Net realized gain (loss)			78,646
Realized gain distributions			107,617
Net change in unrealized appreciation (depreciation)			225,338
Net gain (loss)			411,601

Increase (decrease) in net assets from operations			$398,386

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,215)	$(11,619)
Net realized gain (loss)		78,646	(9,739)
Realized gain distributions		107,617	29,702
Net change in unrealized appreciation (depreciation)		225,338	85,828

Increase (decrease) in net assets from operations		398,386	94,172

Contract owner transactions:
Proceeds from units sold		82,825	1,501,477
Cost of units redeemed		(386,457)	(137,763)
Account charges		(147)	(201)
Increase (decrease)		(303,779)	1,363,513
Net increase (decrease)		94,607	1,457,685
Net assets, beginning		1,474,554	16,869
Net assets, ending		$1,569,161	$1,474,554

Units sold		26,084	584,847
Units redeemed		(116,395)	(57,948)
Net increase (decrease)		(90,311)	526,899
Units outstanding, beginning		533,882	6,983
Units outstanding, ending		443,571	533,882

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,134,447
Cost of units redeemed/account charges			(1,181,265)
Net investment income (loss)			(29,122)
Net realized gain (loss)			188,647
Realized gain distributions			147,544
Net change in unrealized appreciation (depreciation)			308,910
Net assets			$1,569,161

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.53	415	$1,464	1.25%	28.5%	12/31/2024	$3.65	29	$105	1.00%	28.8%	12/31/2024	$3.78	0	$0	0.75%	29.1%
12/31/2023	2.75	446	1,224	1.25%	13.7%	12/31/2023	2.84	88	250	1.00%	14.0%	12/31/2023	2.93	0	0	0.75%	14.3%
12/31/2022	2.42	7	17	1.25%	0.1%	12/31/2022	2.49	0	0	1.00%	0.3%	12/31/2022	2.56	0	0	0.75%	0.6%
12/31/2021	2.41	1	3	1.25%	33.9%	12/31/2021	2.48	0	0	1.00%	34.2%	12/31/2021	2.55	0	0	0.75%	34.6%
12/31/2020	1.80	2	4	1.25%	4.2%	12/31/2020	1.85	0	0	1.00%	4.4%	12/31/2020	1.89	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.91	0	$0	0.50%	29.4%	12/31/2024	$4.05	0	$0	0.25%	29.8%	12/31/2024	$4.19	0	$0	0.00%	30.1%
12/31/2023	3.02	0	0	0.50%	14.6%	12/31/2023	3.12	0	0	0.25%	14.9%	12/31/2023	3.22	0	0	0.00%	15.1%
12/31/2022	2.64	0	0	0.50%	0.8%	12/31/2022	2.72	0	0	0.25%	1.1%	12/31/2022	2.80	0	0	0.00%	1.4%
12/31/2021	2.61	0	0	0.50%	34.9%	12/31/2021	2.69	0	0	0.25%	35.3%	12/31/2021	2.76	0	0	0.00%	35.6%
12/31/2020	1.94	0	0	0.50%	5.0%	12/31/2020	1.99	0	0	0.25%	5.2%	12/31/2020	2.03	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.4%
2022	1.2%
2021	0.5%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R Class - 06-193

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,057	$9,215	388
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$8,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,065	5,079	$1.59
Band 100	-	-	1.66
Band 75	-	-	1.74
Band 50	-	-	1.82
Band 25	-	-	1.91
Band 0	-	-	1.99
Total	$8,065	5,079

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$199
Mortality & expense charges			(102)
Net investment income (loss)			97

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			366
Net change in unrealized appreciation (depreciation)			(563)
Net gain (loss)			(204)

Increase (decrease) in net assets from operations			$(107)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97	$(64)
Net realized gain (loss)		(7)	(272)
Realized gain distributions		366	72
Net change in unrealized appreciation (depreciation)		(563)	1,302

Increase (decrease) in net assets from operations		(107)	1,038

Contract owner transactions:
Proceeds from units sold		450	412
Cost of units redeemed		(9)	(1,011)
Account charges		-	-
Increase (decrease)		441	(599)
Net increase (decrease)		334	439
Net assets, beginning		7,731	7,292
Net assets, ending		$8,065	$7,731

Units sold		274	288
Units redeemed		(5)	(730)
Net increase (decrease)		269	(442)
Units outstanding, beginning		4,810	5,252
Units outstanding, ending		5,079	4,810

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,266,645
Cost of units redeemed/account charges			(2,394,954)
Net investment income (loss)			(9,376)
Net realized gain (loss)			84,954
Realized gain distributions			61,954
Net change in unrealized appreciation (depreciation)			(1,158)
Net assets			$8,065

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	5	$8	1.25%	-1.2%	12/31/2024	$1.66	0	$0	1.00%	-1.0%	12/31/2024	$1.74	0	$0	0.75%	-0.7%
12/31/2023	1.61	5	8	1.25%	15.8%	12/31/2023	1.68	0	0	1.00%	16.1%	12/31/2023	1.75	0	0	0.75%	16.3%
12/31/2022	1.39	5	7	1.25%	-19.7%	12/31/2022	1.45	0	0	1.00%	-19.5%	12/31/2022	1.51	0	0	0.75%	-19.3%
12/31/2021	1.73	8	15	1.25%	4.0%	12/31/2021	1.80	0	0	1.00%	4.2%	12/31/2021	1.87	0	0	0.75%	4.5%
12/31/2020	1.66	40	66	1.25%	11.7%	12/31/2020	1.72	0	0	1.00%	11.9%	12/31/2020	1.79	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	-0.5%	12/31/2024	$1.91	0	$0	0.25%	-0.2%	12/31/2024	$1.99	0	$0	0.00%	0.0%
12/31/2023	1.83	0	0	0.50%	16.6%	12/31/2023	1.91	0	0	0.25%	16.9%	12/31/2023	1.99	0	0	0.00%	17.2%
12/31/2022	1.57	0	0	0.50%	-19.1%	12/31/2022	1.63	0	0	0.25%	-18.9%	12/31/2022	1.70	0	0	0.00%	-18.7%
12/31/2021	1.94	0	0	0.50%	4.7%	12/31/2021	2.01	0	0	0.25%	5.0%	12/31/2021	2.09	0	0	0.00%	5.3%
12/31/2020	1.85	0	0	0.50%	12.5%	12/31/2020	1.92	0	0	0.25%	12.8%	12/31/2020	1.99	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	0.5%
2022	0.0%
2021	0.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R5 Class - 06-192

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,637	$645,276	23,690
Receivables: investments sold	511
Payables: investments purchased	-
Net assets	$522,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,148	294,050	$1.78
Band 100	-	-	1.86
Band 75	-	-	1.94
Band 50	-	-	2.04
Band 25	-	-	2.13
Band 0	-	-	2.23
Total	$522,148	294,050

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,799
Mortality & expense charges			(6,969)
Net investment income (loss)			7,830

Gain (loss) on investments:
Net realized gain (loss)			3,951
Realized gain distributions			22,292
Net change in unrealized appreciation (depreciation)			(38,175)
Net gain (loss)			(11,932)

Increase (decrease) in net assets from operations			$(4,102)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,830	$(1,483)
Net realized gain (loss)		3,951	(62,796)
Realized gain distributions		22,292	4,527
Net change in unrealized appreciation (depreciation)		(38,175)	140,955

Increase (decrease) in net assets from operations		(4,102)	81,203

Contract owner transactions:
Proceeds from units sold		64,788	112,416
Cost of units redeemed		(51,436)	(187,703)
Account charges		(42)	(42)
Increase (decrease)		13,310	(75,329)
Net increase (decrease)		9,208	5,874
Net assets, beginning		512,940	507,066
Net assets, ending		$522,148	$512,940

Units sold		35,449	67,332
Units redeemed		(28,349)	(110,871)
Net increase (decrease)		7,100	(43,539)
Units outstanding, beginning		286,950	330,489
Units outstanding, ending		294,050	286,950

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,128,201
Cost of units redeemed/account charges			(17,289,711)
Net investment income (loss)			379,910
Net realized gain (loss)			361,710
Realized gain distributions			1,065,677
Net change in unrealized appreciation (depreciation)			(123,639)
Net assets			$522,148

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	294	$522	1.25%	-0.7%	12/31/2024	$1.86	0	$0	1.00%	-0.4%	12/31/2024	$1.94	0	$0	0.75%	-0.2%
12/31/2023	1.79	287	513	1.25%	16.5%	12/31/2023	1.87	0	0	1.00%	16.8%	12/31/2023	1.95	0	0	0.75%	17.1%
12/31/2022	1.53	330	507	1.25%	-19.3%	12/31/2022	1.60	0	0	1.00%	-19.1%	12/31/2022	1.66	0	0	0.75%	-18.9%
12/31/2021	1.90	320	608	1.25%	4.6%	12/31/2021	1.97	0	0	1.00%	4.8%	12/31/2021	2.05	0	0	0.75%	5.1%
12/31/2020	1.82	322	586	1.25%	12.3%	12/31/2020	1.88	0	0	1.00%	12.6%	12/31/2020	1.95	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	0.1%	12/31/2024	$2.13	0	$0	0.25%	0.3%	12/31/2024	$2.23	0	$0	0.00%	0.6%
12/31/2023	2.03	0	0	0.50%	17.4%	12/31/2023	2.12	0	0	0.25%	17.7%	12/31/2023	2.22	0	0	0.00%	18.0%
12/31/2022	1.73	0	0	0.50%	-18.6%	12/31/2022	1.80	0	0	0.25%	-18.4%	12/31/2022	1.88	0	0	0.00%	-18.2%
12/31/2021	2.13	0	0	0.50%	5.3%	12/31/2021	2.21	0	0	0.25%	5.6%	12/31/2021	2.30	0	0	0.00%	5.9%
12/31/2020	2.02	0	0	0.50%	13.2%	12/31/2020	2.09	0	0	0.25%	13.5%	12/31/2020	2.17	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	0.9%
2022	0.2%
2021	1.9%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund R6 Class - 06-CXV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,497,582	$4,735,745	252,505
Receivables: investments sold	2,070
Payables: investments purchased	-
Net assets	$4,499,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,499,652	2,667,475	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$4,499,652	2,667,475

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$87,431
Mortality & expense charges			(58,525)
Net investment income (loss)			28,906

Gain (loss) on investments:
Net realized gain (loss)			(10,022)
Realized gain distributions			421,520
Net change in unrealized appreciation (depreciation)			97,727
Net gain (loss)			509,225

Increase (decrease) in net assets from operations			$538,131

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,906	$71,630
Net realized gain (loss)		(10,022)	(706,084)
Realized gain distributions		421,520	268,034
Net change in unrealized appreciation (depreciation)		97,727	1,012,944

Increase (decrease) in net assets from operations		538,131	646,524

Contract owner transactions:
Proceeds from units sold		260,510	1,070,810
Cost of units redeemed		(1,039,148)	(7,054,307)
Account charges		(1,615)	(3,106)
Increase (decrease)		(780,253)	(5,986,603)
Net increase (decrease)		(242,122)	(5,340,079)
Net assets, beginning		4,741,774	10,081,853
Net assets, ending		$4,499,652	$4,741,774

Units sold		165,430	774,955
Units redeemed		(647,926)	(4,844,635)
Net increase (decrease)		(482,496)	(4,069,680)
Units outstanding, beginning		3,149,971	7,219,651
Units outstanding, ending		2,667,475	3,149,971

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,298,416
Cost of units redeemed/account charges			(44,634,294)
Net investment income (loss)			976,319
Net realized gain (loss)			(456,687)
Realized gain distributions			6,554,061
Net change in unrealized appreciation (depreciation)			(238,163)
Net assets			$4,499,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	2,667	$4,500	1.25%	12.1%	12/31/2024	$1.72	0	$0	1.00%	12.3%	12/31/2024	$1.76	0	$0	0.75%	12.6%
12/31/2023	1.51	3,150	4,742	1.25%	7.8%	12/31/2023	1.53	0	0	1.00%	8.1%	12/31/2023	1.56	0	0	0.75%	8.3%
12/31/2022	1.40	7,220	10,082	1.25%	-2.5%	12/31/2022	1.42	0	0	1.00%	-2.3%	12/31/2022	1.44	0	0	0.75%	-2.0%
12/31/2021	1.43	19,433	27,841	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.47	489	719	0.75%	18.5%
12/31/2020	1.22	9,950	12,091	1.25%	-0.7%	12/31/2020	1.23	0	0	1.00%	-0.5%	12/31/2020	1.24	487	604	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	12.9%	12/31/2024	$1.83	0	$0	0.25%	13.2%	12/31/2024	$1.87	0	$0	0.00%	13.5%
12/31/2023	1.59	0	0	0.50%	8.6%	12/31/2023	1.62	0	0	0.25%	8.9%	12/31/2023	1.64	0	0	0.00%	9.1%
12/31/2022	1.46	0	0	0.50%	-1.8%	12/31/2022	1.48	0	0	0.25%	-1.6%	12/31/2022	1.51	0	0	0.00%	-1.3%
12/31/2021	1.49	0	0	0.50%	18.8%	12/31/2021	1.51	0	0	0.25%	19.1%	12/31/2021	1.53	0	0	0.00%	19.4%
12/31/2020	1.25	0	0	0.50%	0.0%	12/31/2020	1.27	0	0	0.25%	0.3%	12/31/2020	1.28	0	0	0.00%	0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.3%
2022	1.3%
2021	3.0%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Equity R6 Class - 06-CXW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,849
Cost of units redeemed/account charges			(11,118)
Net investment income (loss)			(63)
Net realized gain (loss)			(1,128)
Realized gain distributions			460
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	1.25%	-0.6%	12/31/2024	$1.47	0	$0	1.00%	-0.3%	12/31/2024	$1.50	0	$0	0.75%	-0.1%
12/31/2023	1.45	0	0	1.25%	16.6%	12/31/2023	1.48	0	0	1.00%	16.9%	12/31/2023	1.50	0	0	0.75%	17.1%
12/31/2022	1.24	0	0	1.25%	-19.2%	12/31/2022	1.26	0	0	1.00%	-19.0%	12/31/2022	1.28	0	0	0.75%	-18.8%
12/31/2021	1.54	0	0	1.25%	4.6%	12/31/2021	1.56	0	0	1.00%	4.9%	12/31/2021	1.58	0	0	0.75%	5.1%
12/31/2020	1.47	1	2	1.25%	12.4%	12/31/2020	1.49	0	0	1.00%	12.7%	12/31/2020	1.50	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	0.2%	12/31/2024	$1.56	0	$0	0.25%	0.5%	12/31/2024	$1.60	0	$0	0.00%	0.7%
12/31/2023	1.53	0	0	0.50%	17.4%	12/31/2023	1.56	0	0	0.25%	17.7%	12/31/2023	1.58	0	0	0.00%	18.0%
12/31/2022	1.30	0	0	0.50%	-18.6%	12/31/2022	1.32	0	0	0.25%	-18.4%	12/31/2022	1.34	0	0	0.00%	-18.2%
12/31/2021	1.60	0	0	0.50%	5.4%	12/31/2021	1.62	0	0	0.25%	5.7%	12/31/2021	1.64	0	0	0.00%	5.9%
12/31/2020	1.52	0	0	0.50%	13.3%	12/31/2020	1.53	0	0	0.25%	13.6%	12/31/2020	1.55	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R6 Class - 06-CXX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,658,050	$4,862,118	119,178
Receivables: investments sold	-
Payables: investments purchased	(10,072)
Net assets	$4,647,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,647,978	2,545,925	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$4,647,978	2,545,925

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(60,825)
Net investment income (loss)			(60,825)

Gain (loss) on investments:
Net realized gain (loss)			(159,362)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			901,167
Net gain (loss)			741,805

Increase (decrease) in net assets from operations			$680,980

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60,825)	$(70,324)
Net realized gain (loss)		(159,362)	(931,096)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		901,167	1,651,651

Increase (decrease) in net assets from operations		680,980	650,231

Contract owner transactions:
Proceeds from units sold		528,774	979,200
Cost of units redeemed		(1,349,088)	(2,600,946)
Account charges		(5,877)	(6,511)
Increase (decrease)		(826,191)	(1,628,257)
Net increase (decrease)		(145,211)	(978,026)
Net assets, beginning		4,793,189	5,771,215
Net assets, ending		$4,647,978	$4,793,189

Units sold		310,025	664,076
Units redeemed		(788,755)	(1,709,774)
Net increase (decrease)		(478,730)	(1,045,698)
Units outstanding, beginning		3,024,655	4,070,353
Units outstanding, ending		2,545,925	3,024,655

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,785,137
Cost of units redeemed/account charges			(8,577,498)
Net investment income (loss)			(411,569)
Net realized gain (loss)			(1,109,518)
Realized gain distributions			3,165,494
Net change in unrealized appreciation (depreciation)			(204,068)
Net assets			$4,647,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	2,546	$4,648	1.25%	15.2%	12/31/2024	$1.86	0	$0	1.00%	15.5%	12/31/2024	$1.90	0	$0	0.75%	15.8%
12/31/2023	1.58	3,025	4,793	1.25%	11.8%	12/31/2023	1.61	0	0	1.00%	12.0%	12/31/2023	1.64	0	0	0.75%	12.3%
12/31/2022	1.42	4,070	5,771	1.25%	-36.2%	12/31/2022	1.44	0	0	1.00%	-36.0%	12/31/2022	1.46	0	0	0.75%	-35.8%
12/31/2021	2.22	3,807	8,454	1.25%	6.5%	12/31/2021	2.25	0	0	1.00%	6.7%	12/31/2021	2.28	0	0	0.75%	7.0%
12/31/2020	2.09	3,490	7,281	1.25%	55.7%	12/31/2020	2.11	0	0	1.00%	56.1%	12/31/2020	2.13	0	0	0.75%	56.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	16.1%	12/31/2024	$1.98	0	$0	0.25%	16.4%	12/31/2024	$2.02	0	$0	0.00%	16.7%
12/31/2023	1.67	0	0	0.50%	12.6%	12/31/2023	1.70	0	0	0.25%	12.9%	12/31/2023	1.73	0	0	0.00%	13.2%
12/31/2022	1.48	0	0	0.50%	-35.7%	12/31/2022	1.51	0	0	0.25%	-35.5%	12/31/2022	1.53	0	0	0.00%	-35.3%
12/31/2021	2.31	0	0	0.50%	7.3%	12/31/2021	2.34	0	0	0.25%	7.5%	12/31/2021	2.37	0	0	0.00%	7.8%
12/31/2020	2.15	0	0	0.50%	56.9%	12/31/2020	2.17	0	0	0.25%	57.3%	12/31/2020	2.19	0	0	0.00%	57.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG R6 Class - 06-FXV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$399,746	$419,219	59,966
Receivables: investments sold	956
Payables: investments purchased	-
Net assets	$400,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,702	310,111	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$400,702	310,111

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,708
Mortality & expense charges			(5,174)
Net investment income (loss)			33,534

Gain (loss) on investments:
Net realized gain (loss)			(4,378)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,850)
Net gain (loss)			(7,228)

Increase (decrease) in net assets from operations			$26,306

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,534	$32,323
Net realized gain (loss)		(4,378)	(13,127)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,850)	22,203

Increase (decrease) in net assets from operations		26,306	41,399

Contract owner transactions:
Proceeds from units sold		49,138	87,686
Cost of units redeemed		(74,697)	(173,836)
Account charges		(468)	(199)
Increase (decrease)		(26,027)	(86,349)
Net increase (decrease)		279	(44,950)
Net assets, beginning		400,423	445,373
Net assets, ending		$400,702	$400,423

Units sold		40,188	75,995
Units redeemed		(60,545)	(151,818)
Net increase (decrease)		(20,357)	(75,823)
Units outstanding, beginning		330,468	406,291
Units outstanding, ending		310,111	330,468

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$729,328
Cost of units redeemed/account charges			(387,051)
Net investment income (loss)			102,431
Net realized gain (loss)			(24,533)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(19,473)
Net assets			$400,702

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	310	$401	1.25%	6.6%	12/31/2024	$1.32	0	$0	1.00%	6.9%	12/31/2024	$1.34	0	$0	0.75%	7.2%
12/31/2023	1.21	330	400	1.25%	10.5%	12/31/2023	1.23	0	0	1.00%	10.8%	12/31/2023	1.25	0	0	0.75%	11.1%
12/31/2022	1.10	406	445	1.25%	-3.2%	12/31/2022	1.11	0	0	1.00%	-3.0%	12/31/2022	1.13	0	0	0.75%	-2.8%
12/31/2021	1.13	437	495	1.25%	5.1%	12/31/2021	1.15	0	0	1.00%	5.3%	12/31/2021	1.16	0	0	0.75%	5.6%
12/31/2020	1.08	0	0	1.25%	0.6%	12/31/2020	1.09	0	0	1.00%	0.9%	12/31/2020	1.10	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	7.4%	12/31/2024	$1.39	0	$0	0.25%	7.7%	12/31/2024	$1.42	0	$0	0.00%	8.0%
12/31/2023	1.27	0	0	0.50%	11.4%	12/31/2023	1.29	0	0	0.25%	11.6%	12/31/2023	1.31	0	0	0.00%	11.9%
12/31/2022	1.14	0	0	0.50%	-2.5%	12/31/2022	1.16	0	0	0.25%	-2.3%	12/31/2022	1.17	0	0	0.00%	-2.0%
12/31/2021	1.17	0	0	0.50%	5.8%	12/31/2021	1.19	0	0	0.25%	6.1%	12/31/2021	1.20	0	0	0.00%	6.4%
12/31/2020	1.11	0	0	0.50%	1.4%	12/31/2020	1.12	0	0	0.25%	1.6%	12/31/2020	1.13	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.7%
2023	8.9%
2022	7.4%
2021	4.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Plus Bond Fund R6 Class - 06-3G7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,607	$142,876	15,731
Receivables: investments sold	2,704
Payables: investments purchased	-
Net assets	$143,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,311	135,137	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$143,311	135,137

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,455
Mortality & expense charges			(1,657)
Net investment income (loss)			4,798

Gain (loss) on investments:
Net realized gain (loss)			(331)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,367)
Net gain (loss)			(1,698)

Increase (decrease) in net assets from operations			$3,100

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,798	$2,514
Net realized gain (loss)		(331)	(2,323)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,367)	6,410

Increase (decrease) in net assets from operations		3,100	6,601

Contract owner transactions:
Proceeds from units sold		40,380	84,589
Cost of units redeemed		(19,341)	(18,177)
Account charges		(321)	(59)
Increase (decrease)		20,718	66,353
Net increase (decrease)		23,818	72,954
Net assets, beginning		119,493	46,539
Net assets, ending		$143,311	$119,493

Units sold		38,619	86,754
Units redeemed		(18,719)	(18,659)
Net increase (decrease)		19,900	68,095
Units outstanding, beginning		115,237	47,142
Units outstanding, ending		135,137	115,237

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$194,960
Cost of units redeemed/account charges			(53,462)
Net investment income (loss)			8,389
Net realized gain (loss)			(4,587)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			(2,269)
Net assets			$143,311

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	135	$143	1.25%	2.3%	12/31/2024	$1.08	0	$0	1.00%	2.5%	12/31/2024	$1.10	0	$0	0.75%	2.8%
12/31/2023	1.04	115	119	1.25%	5.0%	12/31/2023	1.05	0	0	1.00%	5.3%	12/31/2023	1.07	0	0	0.75%	5.6%
12/31/2022	0.99	47	47	1.25%	-15.5%	12/31/2022	1.00	0	0	1.00%	-15.3%	12/31/2022	1.01	0	0	0.75%	-15.1%
12/31/2021	1.17	41	48	1.25%	-1.6%	12/31/2021	1.18	0	0	1.00%	-1.4%	12/31/2021	1.19	0	0	0.75%	-1.1%
12/31/2020	1.19	0	0	1.25%	8.7%	12/31/2020	1.19	0	0	1.00%	9.0%	12/31/2020	1.20	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	3.0%	12/31/2024	$1.13	0	$0	0.25%	3.3%	12/31/2024	$1.15	0	$0	0.00%	3.6%
12/31/2023	1.08	0	0	0.50%	5.8%	12/31/2023	1.09	0	0	0.25%	6.1%	12/31/2023	1.11	0	0	0.00%	6.4%
12/31/2022	1.02	0	0	0.50%	-14.8%	12/31/2022	1.03	0	0	0.25%	-14.6%	12/31/2022	1.04	0	0	0.00%	-14.4%
12/31/2021	1.20	0	0	0.50%	-0.9%	12/31/2021	1.21	0	0	0.25%	-0.6%	12/31/2021	1.22	0	0	0.00%	-0.4%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.22	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	4.1%
2022	3.2%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund Investor Class - 06-805

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,712	$49,054	952
Receivables: investments sold	47
Payables: investments purchased	-
Net assets	$58,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,759	15,433	$3.81
Band 100	-	-	4.02
Band 75	-	-	4.23
Band 50	-	-	4.47
Band 25	-	-	4.71
Band 0	-	-	5.12
Total	$58,759	15,433

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(782)
Net investment income (loss)			(782)

Gain (loss) on investments:
Net realized gain (loss)			15,026
Realized gain distributions			7,055
Net change in unrealized appreciation (depreciation)			(4,269)
Net gain (loss)			17,812

Increase (decrease) in net assets from operations			$17,030

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(782)	$(714)
Net realized gain (loss)		15,026	38
Realized gain distributions		7,055	592
Net change in unrealized appreciation (depreciation)		(4,269)	20,981

Increase (decrease) in net assets from operations		17,030	20,897

Contract owner transactions:
Proceeds from units sold		5,126	16,912
Cost of units redeemed		(38,754)	(1,994)
Account charges		-	-
Increase (decrease)		(33,628)	14,918
Net increase (decrease)		(16,598)	35,815
Net assets, beginning		75,357	39,542
Net assets, ending		$58,759	$75,357

Units sold		13,842	7,051
Units redeemed		(24,648)	(853)
Net increase (decrease)		(10,806)	6,198
Units outstanding, beginning		26,239	20,041
Units outstanding, ending		15,433	26,239

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,185,719
Cost of units redeemed/account charges			(1,324,505)
Net investment income (loss)			(31,174)
Net realized gain (loss)			151,064
Realized gain distributions			67,997
Net change in unrealized appreciation (depreciation)			9,658
Net assets			$58,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.81	15	$59	1.25%	32.6%	12/31/2024	$4.02	0	$0	1.00%	32.9%	12/31/2024	$4.23	0	$0	0.75%	33.2%
12/31/2023	2.87	26	75	1.25%	45.6%	12/31/2023	3.02	0	0	1.00%	45.9%	12/31/2023	3.18	0	0	0.75%	46.3%
12/31/2022	1.97	20	40	1.25%	-40.7%	12/31/2022	2.07	0	0	1.00%	-40.6%	12/31/2022	2.17	0	0	0.75%	-40.4%
12/31/2021	3.33	20	66	1.25%	12.9%	12/31/2021	3.48	0	0	1.00%	13.1%	12/31/2021	3.65	0	0	0.75%	13.4%
12/31/2020	2.95	37	109	1.25%	44.3%	12/31/2020	3.08	0	0	1.00%	44.6%	12/31/2020	3.21	0	0	0.75%	45.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.47	0	$0	0.50%	33.6%	12/31/2024	$4.71	0	$0	0.25%	33.9%	12/31/2024	$5.12	0	$0	0.00%	34.2%
12/31/2023	3.34	0	0	0.50%	46.6%	12/31/2023	3.52	0	0	0.25%	47.0%	12/31/2023	3.82	0	0	0.00%	47.4%
12/31/2022	2.28	0	0	0.50%	-40.3%	12/31/2022	2.39	0	0	0.25%	-40.1%	12/31/2022	2.59	0	0	0.00%	-40.0%
12/31/2021	3.82	0	0	0.50%	13.7%	12/31/2021	3.99	0	0	0.25%	14.0%	12/31/2021	4.31	0	0	0.00%	14.3%
12/31/2020	3.36	0	0	0.50%	45.3%	12/31/2020	3.50	0	0	0.25%	45.7%	12/31/2020	3.77	0	0	0.00%	46.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	1.25%	11.4%	12/31/2024	$1.67	0	$0	1.00%	11.7%	12/31/2024	$1.69	0	$0	0.75%	12.0%
12/31/2023	1.48	0	0	1.25%	12.3%	12/31/2023	1.50	0	0	1.00%	12.6%	12/31/2023	1.51	0	0	0.75%	12.9%
12/31/2022	1.32	0	0	1.25%	-12.8%	12/31/2022	1.33	0	0	1.00%	-12.6%	12/31/2022	1.34	0	0	0.75%	-12.3%
12/31/2021	1.51	0	0	1.25%	27.8%	12/31/2021	1.52	0	0	1.00%	28.1%	12/31/2021	1.53	0	0	0.75%	28.4%
12/31/2020	1.18	0	0	1.25%	11.4%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	12.3%	12/31/2024	$1.74	0	$0	0.25%	12.5%	12/31/2024	$1.76	0	$0	0.00%	12.8%
12/31/2023	1.53	0	0	0.50%	13.1%	12/31/2023	1.55	0	0	0.25%	13.4%	12/31/2023	1.56	0	0	0.00%	13.7%
12/31/2022	1.35	0	0	0.50%	-12.1%	12/31/2022	1.36	0	0	0.25%	-11.9%	12/31/2022	1.38	0	0	0.00%	-11.7%
12/31/2021	1.54	0	0	0.50%	28.8%	12/31/2021	1.55	0	0	0.25%	29.1%	12/31/2021	1.56	0	0	0.00%	29.4%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Corporate Bond Fund R6 Class - 06-3W4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$285,010	$287,631	47,186
Receivables: investments sold	7,076
Payables: investments purchased	-
Net assets	$292,086

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,086	269,149	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$292,086	269,149

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,712
Mortality & expense charges			(3,235)
Net investment income (loss)			10,477

Gain (loss) on investments:
Net realized gain (loss)			146
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,076)
Net gain (loss)			(4,930)

Increase (decrease) in net assets from operations			$5,547

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,477	$8,976
Net realized gain (loss)		146	(2,309)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,076)	7,775

Increase (decrease) in net assets from operations		5,547	14,442

Contract owner transactions:
Proceeds from units sold		75,326	115,825
Cost of units redeemed		(22,365)	(115,880)
Account charges		(1,151)	(946)
Increase (decrease)		51,810	(1,001)
Net increase (decrease)		57,357	13,441
Net assets, beginning		234,729	221,288
Net assets, ending		$292,086	$234,729

Units sold		70,991	116,063
Units redeemed		(22,899)	(118,222)
Net increase (decrease)		48,092	(2,159)
Units outstanding, beginning		221,057	223,216
Units outstanding, ending		269,149	221,057

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$454,875
Cost of units redeemed/account charges			(171,140)
Net investment income (loss)			22,065
Net realized gain (loss)			(11,978)
Realized gain distributions			885
Net change in unrealized appreciation (depreciation)			(2,621)
Net assets			$292,086

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	269	$292	1.25%	2.2%	12/31/2024	$1.10	0	$0	1.00%	2.5%	12/31/2024	$1.12	0	$0	0.75%	2.7%
12/31/2023	1.06	221	235	1.25%	7.1%	12/31/2023	1.07	0	0	1.00%	7.4%	12/31/2023	1.09	0	0	0.75%	7.6%
12/31/2022	0.99	223	221	1.25%	-17.6%	12/31/2022	1.00	0	0	1.00%	-17.3%	12/31/2022	1.01	0	0	0.75%	-17.1%
12/31/2021	1.20	17	21	1.25%	-0.6%	12/31/2021	1.21	0	0	1.00%	-0.3%	12/31/2021	1.22	0	0	0.75%	-0.1%
12/31/2020	1.21	14	17	1.25%	10.5%	12/31/2020	1.21	0	0	1.00%	10.8%	12/31/2020	1.22	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	3.0%	12/31/2024	$1.15	0	$0	0.25%	3.2%	12/31/2024	$1.17	0	$0	0.00%	3.5%
12/31/2023	1.10	0	0	0.50%	7.9%	12/31/2023	1.11	0	0	0.25%	8.2%	12/31/2023	1.13	0	0	0.00%	8.5%
12/31/2022	1.02	0	0	0.50%	-16.9%	12/31/2022	1.03	0	0	0.25%	-16.7%	12/31/2022	1.04	0	0	0.00%	-16.5%
12/31/2021	1.23	0	0	0.50%	0.2%	12/31/2021	1.24	0	0	0.25%	0.4%	12/31/2021	1.24	0	0	0.00%	0.7%
12/31/2020	1.23	0	0	0.50%	11.4%	12/31/2020	1.23	0	0	0.25%	11.6%	12/31/2020	1.24	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	5.2%
2022	2.5%
2021	3.1%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Sm Company R6 Class - 06-4FY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$94,992
Cost of units redeemed/account charges			(95,313)
Net investment income (loss)			(23)
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	1.25%	-3.3%	12/31/2024	$1.23	0	$0	1.00%	-3.1%	12/31/2024	$1.25	0	$0	0.75%	-2.9%
12/31/2023	1.26	0	0	1.25%	13.4%	12/31/2023	1.27	0	0	1.00%	13.7%	12/31/2023	1.28	0	0	0.75%	14.0%
12/31/2022	1.11	0	0	1.25%	-12.0%	12/31/2022	1.12	0	0	1.00%	-11.8%	12/31/2022	1.13	0	0	0.75%	-11.6%
12/31/2021	1.26	0	0	1.25%	17.4%	12/31/2021	1.27	0	0	1.00%	17.7%	12/31/2021	1.27	0	0	0.75%	18.0%
12/31/2020	1.07	0	0	1.25%	9.3%	12/31/2020	1.08	0	0	1.00%	9.6%	12/31/2020	1.08	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	0.50%	-2.6%	12/31/2024	$1.28	0	$0	0.25%	-2.4%	12/31/2024	$1.30	0	$0	0.00%	-2.1%
12/31/2023	1.30	0	0	0.50%	14.3%	12/31/2023	1.31	0	0	0.25%	14.6%	12/31/2023	1.32	0	0	0.00%	14.9%
12/31/2022	1.14	0	0	0.50%	-11.3%	12/31/2022	1.14	0	0	0.25%	-11.1%	12/31/2022	1.15	0	0	0.00%	-10.9%
12/31/2021	1.28	0	0	0.50%	18.3%	12/31/2021	1.29	0	0	0.25%	18.6%	12/31/2021	1.29	0	0	0.00%	18.9%
12/31/2020	1.08	0	0	0.50%	10.1%	12/31/2020	1.09	0	0	0.25%	10.4%	12/31/2020	1.09	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-4PM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,599,082	$1,646,443	55,824
Receivables: investments sold	-
Payables: investments purchased	(6,419)
Net assets	$1,592,663

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,592,663	789,443	$2.02
Band 100	-	-	2.04
Band 75	-	-	2.06
Band 50	-	-	2.08
Band 25	-	-	2.10
Band 0	-	-	2.13
Total	$1,592,663	789,443

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,196
Mortality & expense charges			(11,911)
Net investment income (loss)			9,285

Gain (loss) on investments:
Net realized gain (loss)			17,494
Realized gain distributions			120,632
Net change in unrealized appreciation (depreciation)			(42,536)
Net gain (loss)			95,590

Increase (decrease) in net assets from operations			$104,875

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,285	$3,280
Net realized gain (loss)		17,494	(8,378)
Realized gain distributions		120,632	25,527
Net change in unrealized appreciation (depreciation)		(42,536)	22,310

Increase (decrease) in net assets from operations		104,875	42,739

Contract owner transactions:
Proceeds from units sold		1,823,487	254,606
Cost of units redeemed		(736,476)	(173,115)
Account charges		(1,065)	(616)
Increase (decrease)		1,085,946	80,875
Net increase (decrease)		1,190,821	123,614
Net assets, beginning		401,842	278,228
Net assets, ending		$1,592,663	$401,842

Units sold		932,600	159,604
Units redeemed		(370,279)	(107,473)
Net increase (decrease)		562,321	52,131
Units outstanding, beginning		227,122	174,991
Units outstanding, ending		789,443	227,122

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,356,783
Cost of units redeemed/account charges			(912,756)
Net investment income (loss)			13,605
Net realized gain (loss)			9,222
Realized gain distributions			173,170
Net change in unrealized appreciation (depreciation)			(47,361)
Net assets			$1,592,663

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	789	$1,593	1.25%	14.0%	12/31/2024	$2.04	0	$0	1.00%	14.3%	12/31/2024	$2.06	0	$0	0.75%	14.6%
12/31/2023	1.77	227	402	1.25%	11.3%	12/31/2023	1.78	0	0	1.00%	11.6%	12/31/2023	1.80	0	0	0.75%	11.8%
12/31/2022	1.59	175	278	1.25%	-0.1%	12/31/2022	1.60	0	0	1.00%	0.2%	12/31/2022	1.61	0	0	0.75%	0.4%
12/31/2021	1.59	0	0	1.25%	32.2%	12/31/2021	1.60	0	0	1.00%	32.5%	12/31/2021	1.60	0	0	0.75%	32.8%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.20	0	0	1.00%	20.4%	12/31/2020	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	0.50%	14.9%	12/31/2024	$2.10	0	$0	0.25%	15.2%	12/31/2024	$2.13	0	$0	0.00%	15.5%
12/31/2023	1.81	0	0	0.50%	12.1%	12/31/2023	1.83	0	0	0.25%	12.4%	12/31/2023	1.84	0	0	0.00%	12.7%
12/31/2022	1.62	0	0	0.50%	0.7%	12/31/2022	1.62	0	0	0.25%	0.9%	12/31/2022	1.63	0	0	0.00%	1.2%
12/31/2021	1.61	0	0	0.50%	33.2%	12/31/2021	1.61	0	0	0.25%	33.5%	12/31/2021	1.61	0	0	0.00%	33.8%
12/31/2020	1.21	0	0	0.50%	20.6%	12/31/2020	1.21	0	0	0.25%	20.6%	12/31/2020	1.21	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.3%
2022	1.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mc Gr Retirement Class - 06-4HH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.99
Band 100	-	-	2.01
Band 75	-	-	2.04
Band 50	-	-	2.06
Band 25	-	-	2.09
Band 0	-	-	2.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,263
Cost of units redeemed/account charges			(38,743)
Net investment income (loss)			(202)
Net realized gain (loss)			5,309
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	0	$0	1.25%	22.3%	12/31/2024	$2.01	0	$0	1.00%	22.6%	12/31/2024	$2.04	0	$0	0.75%	22.9%
12/31/2023	1.63	0	0	1.25%	11.3%	12/31/2023	1.64	0	0	1.00%	11.6%	12/31/2023	1.66	0	0	0.75%	11.9%
12/31/2022	1.46	0	0	1.25%	-32.1%	12/31/2022	1.47	0	0	1.00%	-32.0%	12/31/2022	1.48	0	0	0.75%	-31.8%
12/31/2021	2.15	0	0	1.25%	17.1%	12/31/2021	2.16	3	7	1.00%	17.4%	12/31/2021	2.17	0	0	0.75%	17.7%
12/31/2020	1.84	0	0	1.25%	83.8%	12/31/2020	1.84	3	5	1.00%	84.1%	12/31/2020	1.85	0	0	0.75%	84.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	23.2%	12/31/2024	$2.09	0	$0	0.25%	23.5%	12/31/2024	$2.11	0	$0	0.00%	23.8%
12/31/2023	1.67	0	0	0.50%	12.2%	12/31/2023	1.69	0	0	0.25%	12.4%	12/31/2023	1.70	0	0	0.00%	12.7%
12/31/2022	1.49	0	0	0.50%	-31.6%	12/31/2022	1.50	0	0	0.25%	-31.4%	12/31/2022	1.51	0	0	0.00%	-31.3%
12/31/2021	2.18	0	0	0.50%	17.9%	12/31/2021	2.19	0	0	0.25%	18.2%	12/31/2021	2.20	0	0	0.00%	18.5%
12/31/2020	1.85	0	0	0.50%	84.9%	12/31/2020	1.85	0	0	0.25%	85.2%	12/31/2020	1.86	0	0	0.00%	85.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr A Class - 06-4H9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$567,513	$528,959	20,143
Receivables: investments sold	-
Payables: investments purchased	(5,506)
Net assets	$562,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$562,007	279,468	$2.01
Band 100	-	-	2.04
Band 75	-	-	2.06
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.13
Total	$562,007	279,468

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,208)
Net investment income (loss)			(7,208)

Gain (loss) on investments:
Net realized gain (loss)			30,966
Realized gain distributions			27,501
Net change in unrealized appreciation (depreciation)			29,538
Net gain (loss)			88,005

Increase (decrease) in net assets from operations			$80,797

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,208)	$(3,113)
Net realized gain (loss)		30,966	(797)
Realized gain distributions		27,501	-
Net change in unrealized appreciation (depreciation)		29,538	31,565

Increase (decrease) in net assets from operations		80,797	27,655

Contract owner transactions:
Proceeds from units sold		437,226	64,844
Cost of units redeemed		(240,085)	(26,670)
Account charges		(132)	(181)
Increase (decrease)		197,009	37,993
Net increase (decrease)		277,806	65,648
Net assets, beginning		284,201	218,553
Net assets, ending		$562,007	$284,201

Units sold		240,413	43,371
Units redeemed		(134,168)	(18,762)
Net increase (decrease)		106,245	24,609
Units outstanding, beginning		173,223	148,614
Units outstanding, ending		279,468	173,223

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$730,276
Cost of units redeemed/account charges			(298,289)
Net investment income (loss)			(16,778)
Net realized gain (loss)			38,963
Realized gain distributions			69,281
Net change in unrealized appreciation (depreciation)			38,554
Net assets			$562,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	279	$562	1.25%	22.6%	12/31/2024	$2.04	0	$0	1.00%	22.9%	12/31/2024	$2.06	0	$0	0.75%	23.2%
12/31/2023	1.64	173	284	1.25%	11.6%	12/31/2023	1.66	0	0	1.00%	11.8%	12/31/2023	1.67	0	0	0.75%	12.1%
12/31/2022	1.47	149	219	1.25%	-32.0%	12/31/2022	1.48	0	0	1.00%	-31.8%	12/31/2022	1.49	0	0	0.75%	-31.6%
12/31/2021	2.16	104	225	1.25%	17.4%	12/31/2021	2.17	0	0	1.00%	17.7%	12/31/2021	2.18	0	0	0.75%	18.0%
12/31/2020	1.84	100	184	1.25%	84.1%	12/31/2020	1.84	0	0	1.00%	84.5%	12/31/2020	1.85	0	0	0.75%	84.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	0	$0	0.50%	23.5%	12/31/2024	$2.11	0	$0	0.25%	23.8%	12/31/2024	$2.13	0	$0	0.00%	24.1%
12/31/2023	1.69	0	0	0.50%	12.4%	12/31/2023	1.70	0	0	0.25%	12.7%	12/31/2023	1.72	0	0	0.00%	13.0%
12/31/2022	1.50	0	0	0.50%	-31.4%	12/31/2022	1.51	0	0	0.25%	-31.3%	12/31/2022	1.52	0	0	0.00%	-31.1%
12/31/2021	2.19	0	0	0.50%	18.3%	12/31/2021	2.20	0	0	0.25%	18.6%	12/31/2021	2.21	0	0	0.00%	18.9%
12/31/2020	1.85	0	0	0.50%	85.2%	12/31/2020	1.86	0	0	0.25%	85.5%	12/31/2020	1.86	0	0	0.00%	85.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr Retirement Class - 06-4HC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,443,937	$1,270,762	50,572
Receivables: investments sold	-
Payables: investments purchased	(2,618)
Net assets	$1,441,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,441,319	705,765	$2.04
Band 100	-	-	2.07
Band 75	-	-	2.09
Band 50	-	-	2.12
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$1,441,319	705,765

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,965)
Net investment income (loss)			(15,965)

Gain (loss) on investments:
Net realized gain (loss)			18,717
Realized gain distributions			66,815
Net change in unrealized appreciation (depreciation)			186,081
Net gain (loss)			271,613

Increase (decrease) in net assets from operations			$255,648

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,965)	$(14,932)
Net realized gain (loss)		18,717	(51,676)
Realized gain distributions		66,815	-
Net change in unrealized appreciation (depreciation)		186,081	191,622

Increase (decrease) in net assets from operations		255,648	125,014

Contract owner transactions:
Proceeds from units sold		243,151	91,057
Cost of units redeemed		(176,900)	(422,783)
Account charges		(1,055)	(1,083)
Increase (decrease)		65,196	(332,809)
Net increase (decrease)		320,844	(207,795)
Net assets, beginning		1,120,475	1,328,270
Net assets, ending		$1,441,319	$1,120,475

Units sold		125,439	58,785
Units redeemed		(94,236)	(279,015)
Net increase (decrease)		31,203	(220,230)
Units outstanding, beginning		674,562	894,792
Units outstanding, ending		705,765	674,562

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,259,944
Cost of units redeemed/account charges			(1,513,435)
Net investment income (loss)			(85,023)
Net realized gain (loss)			176,248
Realized gain distributions			430,410
Net change in unrealized appreciation (depreciation)			173,175
Net assets			$1,441,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	706	$1,441	1.25%	22.9%	12/31/2024	$2.07	0	$0	1.00%	23.3%	12/31/2024	$2.09	0	$0	0.75%	23.6%
12/31/2023	1.66	675	1,120	1.25%	11.9%	12/31/2023	1.68	0	0	1.00%	12.2%	12/31/2023	1.69	0	0	0.75%	12.5%
12/31/2022	1.48	895	1,328	1.25%	-31.7%	12/31/2022	1.49	0	0	1.00%	-31.5%	12/31/2022	1.51	0	0	0.75%	-31.4%
12/31/2021	2.17	895	1,946	1.25%	17.7%	12/31/2021	2.18	0	0	1.00%	18.0%	12/31/2021	2.19	0	0	0.75%	18.3%
12/31/2020	1.85	964	1,782	1.25%	84.7%	12/31/2020	1.85	0	0	1.00%	85.1%	12/31/2020	1.85	0	0	0.75%	85.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	0.50%	23.9%	12/31/2024	$2.14	0	$0	0.25%	24.2%	12/31/2024	$2.17	0	$0	0.00%	24.5%
12/31/2023	1.71	0	0	0.50%	12.7%	12/31/2023	1.72	0	0	0.25%	13.0%	12/31/2023	1.74	0	0	0.00%	13.3%
12/31/2022	1.52	0	0	0.50%	-31.2%	12/31/2022	1.53	0	0	0.25%	-31.0%	12/31/2022	1.54	0	0	0.00%	-30.9%
12/31/2021	2.20	0	0	0.50%	18.6%	12/31/2021	2.21	0	0	0.25%	18.9%	12/31/2021	2.22	0	0	0.00%	19.2%
12/31/2020	1.86	0	0	0.50%	85.8%	12/31/2020	1.86	0	0	0.25%	86.2%	12/31/2020	1.87	0	0	0.00%	86.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco MAIN ST MID CAP Retirement Class - 06-4HG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,087,768	$889,703	42,028
Receivables: investments sold	774
Payables: investments purchased	-
Net assets	$1,088,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$773,110	350,806	$2.20
Band 100	291,781	130,825	2.23
Band 75	-	-	2.26
Band 50	23,651	10,354	2.28
Band 25	-	-	2.31
Band 0	-	-	2.34
Total	$1,088,542	491,985

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$365
Mortality & expense charges			(13,000)
Net investment income (loss)			(12,635)

Gain (loss) on investments:
Net realized gain (loss)			37,964
Realized gain distributions			97,756
Net change in unrealized appreciation (depreciation)			35,587
Net gain (loss)			171,307

Increase (decrease) in net assets from operations			$158,672

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,635)	$(11,916)
Net realized gain (loss)		37,964	17,912
Realized gain distributions		97,756	-
Net change in unrealized appreciation (depreciation)		35,587	121,451

Increase (decrease) in net assets from operations		158,672	127,447

Contract owner transactions:
Proceeds from units sold		17,421	85,260
Cost of units redeemed		(148,810)	(169,925)
Account charges		(168)	(149)
Increase (decrease)		(131,557)	(84,814)
Net increase (decrease)		27,115	42,633
Net assets, beginning		1,061,427	1,018,794
Net assets, ending		$1,088,542	$1,061,427

Units sold		9,634	48,864
Units redeemed		(71,253)	(94,536)
Net increase (decrease)		(61,619)	(45,672)
Units outstanding, beginning		553,604	599,276
Units outstanding, ending		491,985	553,604

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,045,630
Cost of units redeemed/account charges			(563,284)
Net investment income (loss)			(57,371)
Net realized gain (loss)			120,935
Realized gain distributions			344,567
Net change in unrealized appreciation (depreciation)			198,065
Net assets			$1,088,542

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	351	$773	1.25%	15.3%	12/31/2024	$2.23	131	$292	1.00%	15.6%	12/31/2024	$2.26	0	$0	0.75%	15.9%
12/31/2023	1.91	404	772	1.25%	12.7%	12/31/2023	1.93	137	264	1.00%	13.0%	12/31/2023	1.95	0	0	0.75%	13.3%
12/31/2022	1.70	431	731	1.25%	-15.6%	12/31/2022	1.71	139	237	1.00%	-15.4%	12/31/2022	1.72	0	0	0.75%	-15.2%
12/31/2021	2.01	449	902	1.25%	21.2%	12/31/2021	2.02	146	294	1.00%	21.5%	12/31/2021	2.03	0	0	0.75%	21.8%
12/31/2020	1.66	488	809	1.25%	65.7%	12/31/2020	1.66	155	258	1.00%	66.0%	12/31/2020	1.66	0	0	0.75%	66.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	10	$24	0.50%	16.2%	12/31/2024	$2.31	0	$0	0.25%	16.5%	12/31/2024	$2.34	0	$0	0.00%	16.7%
12/31/2023	1.97	13	25	0.50%	13.6%	12/31/2023	1.99	0	0	0.25%	13.9%	12/31/2023	2.00	0	0	0.00%	14.2%
12/31/2022	1.73	29	50	0.50%	-15.0%	12/31/2022	1.74	0	0	0.25%	-14.7%	12/31/2022	1.76	0	0	0.00%	-14.5%
12/31/2021	2.04	13	26	0.50%	22.1%	12/31/2021	2.04	0	0	0.25%	22.4%	12/31/2021	2.05	0	0	0.00%	22.7%
12/31/2020	1.67	19	32	0.50%	66.7%	12/31/2020	1.67	0	0	0.25%	67.0%	12/31/2020	1.67	0	0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise Fund A Class - 06-023

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,612	$119,287	5,062
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$148,593

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,676	20,562	$4.51
Band 100	55,917	12,054	4.64
Band 75	-	-	4.77
Band 50	-	-	4.91
Band 25	-	-	5.06
Band 0	-	-	5.21
Total	$148,593	32,616

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,592)
Net investment income (loss)			(1,592)

Gain (loss) on investments:
Net realized gain (loss)			1,692
Realized gain distributions			5,389
Net change in unrealized appreciation (depreciation)			33,292
Net gain (loss)			40,373

Increase (decrease) in net assets from operations			$38,781

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,592)	$(1,111)
Net realized gain (loss)		1,692	(892)
Realized gain distributions		5,389	-
Net change in unrealized appreciation (depreciation)		33,292	34,074

Increase (decrease) in net assets from operations		38,781	32,071

Contract owner transactions:
Proceeds from units sold		104	11,116
Cost of units redeemed		(10,333)	(2,854)
Account charges		(54)	(68)
Increase (decrease)		(10,283)	8,194
Net increase (decrease)		28,498	40,265
Net assets, beginning		120,095	79,830
Net assets, ending		$148,593	$120,095

Units sold		27	3,583
Units redeemed		(2,481)	(945)
Net increase (decrease)		(2,454)	2,638
Units outstanding, beginning		35,070	32,432
Units outstanding, ending		32,616	35,070

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$650,013
Cost of units redeemed/account charges			(789,171)
Net investment income (loss)			(27,909)
Net realized gain (loss)			109,020
Realized gain distributions			177,315
Net change in unrealized appreciation (depreciation)			29,325
Net assets			$148,593

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.51	21	$93	1.25%	33.0%	12/31/2024	$4.64	12	$56	1.00%	33.4%	12/31/2024	$4.77	0	$0	0.75%	33.7%
12/31/2023	3.39	21	70	1.25%	39.2%	12/31/2023	3.48	14	50	1.00%	39.5%	12/31/2023	3.57	0	0	0.75%	39.9%
12/31/2022	2.43	17	42	1.25%	-32.0%	12/31/2022	2.49	15	38	1.00%	-31.8%	12/31/2022	2.55	0	0	0.75%	-31.7%
12/31/2021	3.58	46	164	1.25%	10.5%	12/31/2021	3.66	16	58	1.00%	10.7%	12/31/2021	3.74	0	0	0.75%	11.0%
12/31/2020	3.24	38	122	1.25%	40.4%	12/31/2020	3.30	17	57	1.00%	40.8%	12/31/2020	3.36	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.91	0	$0	0.50%	34.1%	12/31/2024	$5.06	0	$0	0.25%	34.4%	12/31/2024	$5.21	0	$0	0.00%	34.7%
12/31/2023	3.67	0	0	0.50%	40.2%	12/31/2023	3.76	0	0	0.25%	40.6%	12/31/2023	3.86	0	0	0.00%	40.9%
12/31/2022	2.61	0	0	0.50%	-31.5%	12/31/2022	2.68	0	0	0.25%	-31.3%	12/31/2022	2.74	0	0	0.00%	-31.1%
12/31/2021	3.82	0	0	0.50%	11.3%	12/31/2021	3.90	0	0	0.25%	11.6%	12/31/2021	3.98	0	0	0.00%	11.8%
12/31/2020	3.43	0	0	0.50%	41.5%	12/31/2020	3.49	0	0	0.25%	41.8%	12/31/2020	3.56	0	0	0.00%	42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SteelPath MLP Inc R6 Inst Class - 06-6CH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	1.25%	23.8%	12/31/2024	$1.73	0	$0	1.00%	24.2%	12/31/2024	$1.74	0	$0	0.75%	24.5%
12/31/2023	1.39	0	0	1.25%	19.1%	12/31/2023	1.39	0	0	1.00%	19.4%	12/31/2023	1.40	0	0	0.75%	19.7%
12/31/2022	1.16	0	0	1.25%	16.3%	12/31/2022	1.17	0	0	1.00%	16.6%	12/31/2022	1.17	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	24.8%	12/31/2024	$1.77	0	$0	0.25%	25.1%	12/31/2024	$1.78	0	$0	0.00%	25.4%
12/31/2023	1.40	0	0	0.50%	20.0%	12/31/2023	1.41	0	0	0.25%	20.3%	12/31/2023	1.42	0	0	0.00%	20.6%
12/31/2022	1.17	0	0	0.50%	17.0%	12/31/2022	1.17	0	0	0.25%	17.3%	12/31/2022	1.18	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

Invesco Intl Small Comp R Class - 06-139 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,732,957
Cost of units redeemed/account charges			(6,180,515)
Net investment income (loss)			196,895
Net realized gain (loss)			24,696
Realized gain distributions			225,967
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	-7.9%	12/31/2024	$1.02	0	$0	1.00%	-7.7%	12/31/2024	$1.03	0	$0	0.75%	-7.4%
12/31/2023	1.10	0	0	1.25%	10.6%	12/31/2023	1.11	0	0	1.00%	10.9%	12/31/2023	1.11	0	0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-0.2%	12/31/2022	1.00	0	0	1.00%	-0.1%	12/31/2022	1.00	0	0	0.75%	0.0%
12/31/2020	0.00	0	0	1.25%	0.0%	12/31/2020	0.00	0	0	1.00%	0.0%	12/31/2020	0.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	-7.2%	12/31/2024	$1.04	0	$0	0.25%	-7.0%	12/31/2024	$1.05	0	$0	0.00%	-6.7%
12/31/2023	1.12	0	0	0.50%	11.5%	12/31/2023	1.12	0	0	0.25%	11.7%	12/31/2023	1.12	0	0	0.00%	12.0%
12/31/2022	1.00	0	0	0.50%	0.1%	12/31/2022	1.00	0	0	0.25%	0.2%	12/31/2022	1.00	0	0	0.00%	0.4%
12/31/2020	0.00	0	0	0.50%	0.0%	12/31/2020	0.00	0	0	0.25%	0.0%	12/31/2020	0.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SmCap Value R6 Retirement Class - 06-6PR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,794	$458,593	17,569
Receivables: investments sold	-
Payables: investments purchased	(3,163)
Net assets	$459,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,631	335,046	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$459,631	335,046

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,837
Mortality & expense charges			(2,526)
Net investment income (loss)			311

Gain (loss) on investments:
Net realized gain (loss)			2,235
Realized gain distributions			29,134
Net change in unrealized appreciation (depreciation)			4,201
Net gain (loss)			35,570

Increase (decrease) in net assets from operations			$35,881

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$311	$-
Net realized gain (loss)		2,235	-
Realized gain distributions		29,134	-
Net change in unrealized appreciation (depreciation)		4,201	-

Increase (decrease) in net assets from operations		35,881	-

Contract owner transactions:
Proceeds from units sold		463,926	-
Cost of units redeemed		(40,176)	-
Account charges		-	-
Increase (decrease)		423,750	-
Net increase (decrease)		459,631	-
Net assets, beginning		-	-
Net assets, ending		$459,631	$-

Units sold		366,940	-
Units redeemed		(31,894)	-
Net increase (decrease)		335,046	-
Units outstanding, beginning		-	-
Units outstanding, ending		335,046	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$463,926
Cost of units redeemed/account charges			(40,176)
Net investment income (loss)			311
Net realized gain (loss)			2,235
Realized gain distributions			29,134
Net change in unrealized appreciation (depreciation)			4,201
Net assets			$459,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	335	$460	1.25%	23.4%	12/31/2024	$1.38	0	$0	1.00%	23.7%	12/31/2024	$1.38	0	$0	0.75%	24.1%
12/31/2023	1.11	0	0	1.25%	11.1%	12/31/2023	1.11	0	0	1.00%	11.2%	12/31/2023	1.11	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	24.4%	12/31/2024	$1.39	0	$0	0.25%	24.7%	12/31/2024	$1.40	0	$0	0.00%	25.0%
12/31/2023	1.11	0	0	0.50%	11.4%	12/31/2023	1.12	0	0	0.25%	11.5%	12/31/2023	1.12	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp R6 Other Class - 06-6KP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$158,080	$174,431	7,217
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$158,066

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$158,066	113,706	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.42
Total	$158,066	113,706

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,041
Mortality & expense charges			(166)
Net investment income (loss)			875

Gain (loss) on investments:
Net realized gain (loss)			(1,883)
Realized gain distributions			10,568
Net change in unrealized appreciation (depreciation)			(16,351)
Net gain (loss)			(7,666)

Increase (decrease) in net assets from operations			$(6,791)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$875	$-
Net realized gain (loss)		(1,883)	-
Realized gain distributions		10,568	-
Net change in unrealized appreciation (depreciation)		(16,351)	-

Increase (decrease) in net assets from operations		(6,791)	-

Contract owner transactions:
Proceeds from units sold		191,498	-
Cost of units redeemed		(26,641)	-
Account charges		-	-
Increase (decrease)		164,857	-
Net increase (decrease)		158,066	-
Net assets, beginning		-	-
Net assets, ending		$158,066	$-

Units sold		222,558	-
Units redeemed		(108,852)	-
Net increase (decrease)		113,706	-
Units outstanding, beginning		-	-
Units outstanding, ending		113,706	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$191,498
Cost of units redeemed/account charges			(26,641)
Net investment income (loss)			875
Net realized gain (loss)			(1,883)
Realized gain distributions			10,568
Net change in unrealized appreciation (depreciation)			(16,351)
Net assets			$158,066

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	114	$158	1.25%	28.9%	12/31/2024	$1.40	0	$0	1.00%	29.3%	12/31/2024	$1.40	0	$0	0.75%	29.6%
12/31/2023	1.08	0	0	1.25%	7.8%	12/31/2023	1.08	0	0	1.00%	8.1%	12/31/2023	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	29.9%	12/31/2024	$1.42	0	$0	0.25%	30.2%	12/31/2024	$1.42	0	$0	0.00%	30.6%
12/31/2023	1.09	0	0	0.50%	8.6%	12/31/2023	1.09	0	0	0.25%	8.8%	12/31/2023	1.09	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp Y Inst Class - 06-6KR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,613	$30,710	1,694
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$36,593

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,593	26,394	$1.39
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$36,593	26,394

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$210
Mortality & expense charges			(1,939)
Net investment income (loss)			(1,729)

Gain (loss) on investments:
Net realized gain (loss)			38,435
Realized gain distributions			2,473
Net change in unrealized appreciation (depreciation)			4,081
Net gain (loss)			44,989

Increase (decrease) in net assets from operations			$43,260

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,729)	$(218)
Net realized gain (loss)		38,435	(17)
Realized gain distributions		2,473	581
Net change in unrealized appreciation (depreciation)		4,081	1,822

Increase (decrease) in net assets from operations		43,260	2,168

Contract owner transactions:
Proceeds from units sold		136,359	27,215
Cost of units redeemed		(171,529)	(262)
Account charges		(539)	(79)
Increase (decrease)		(35,709)	26,874
Net increase (decrease)		7,551	29,042
Net assets, beginning		29,042	-
Net assets, ending		$36,593	$29,042

Units sold		128,685	27,339
Units redeemed		(129,277)	(353)
Net increase (decrease)		(592)	26,986
Units outstanding, beginning		26,986	-
Units outstanding, ending		26,394	26,986

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$163,574
Cost of units redeemed/account charges			(172,409)
Net investment income (loss)			(1,947)
Net realized gain (loss)			38,418
Realized gain distributions			3,054
Net change in unrealized appreciation (depreciation)			5,903
Net assets			$36,593

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	26	$37	1.25%	28.8%	12/31/2024	$1.39	0	$0	1.00%	29.1%	12/31/2024	$1.40	0	$0	0.75%	29.5%
12/31/2023	1.08	27	29	1.25%	7.6%	12/31/2023	1.08	0	0	1.00%	7.9%	12/31/2023	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	29.8%	12/31/2024	$1.41	0	$0	0.25%	30.1%	12/31/2024	$1.42	0	$0	0.00%	30.5%
12/31/2023	1.08	0	0	0.50%	8.4%	12/31/2023	1.09	0	0	0.25%	8.6%	12/31/2023	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc R6 Class - 06-6XY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	1.25%	8.3%	12/31/2024	$1.08	0	$0	1.00%	8.4%	12/31/2024	$1.09	0	$0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	8.7%	12/31/2024	$1.09	0	$0	0.25%	8.8%	12/31/2024	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calamos Market Neutral Income R6 Class - 06-66R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$790	$764	52
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$790	728	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$790	728

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16
Mortality & expense charges			(26,160)
Net investment income (loss)			(26,144)

Gain (loss) on investments:
Net realized gain (loss)			65,871
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63,457
Net gain (loss)			129,328

Increase (decrease) in net assets from operations			$103,184

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,144)	$172,056
Net realized gain (loss)		65,871	16,556
Realized gain distributions		-	548,178
Net change in unrealized appreciation (depreciation)		63,457	418,940

Increase (decrease) in net assets from operations		103,184	1,155,730

Contract owner transactions:
Proceeds from units sold		414,148	3,772,152
Cost of units redeemed		(16,937,587)	(2,845,216)
Account charges		(13,187)	(49,477)
Increase (decrease)		(16,536,626)	877,459
Net increase (decrease)		(16,433,442)	2,033,189
Net assets, beginning		16,434,232	14,401,043
Net assets, ending		$790	$16,434,232

Units sold		453,043	3,931,557
Units redeemed		(16,528,656)	(3,055,233)
Net increase (decrease)		(16,075,613)	876,324
Units outstanding, beginning		16,076,341	15,200,017
Units outstanding, ending		728	16,076,341

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,189,388
Cost of units redeemed/account charges			(22,890,483)
Net investment income (loss)			151,454
Net realized gain (loss)			2,227
Realized gain distributions			548,178
Net change in unrealized appreciation (depreciation)			26
Net assets			$790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	1	$1	1.25%	6.1%	12/31/2024	$1.09	0	$0	1.00%	6.4%	12/31/2024	$1.10	0	$0	0.75%	6.6%
12/31/2023	1.02	16,076	16,434	1.25%	7.9%	12/31/2023	1.03	0	0	1.00%	8.2%	12/31/2023	1.03	0	0	0.75%	8.4%
12/31/2022	0.95	15,200	14,401	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.8%
12/31/2021	1.00	0	0	1.25%	0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	6.9%	12/31/2024	$1.12	0	$0	0.25%	7.2%	12/31/2024	$1.13	0	$0	0.00%	7.4%
12/31/2023	1.04	0	0	0.50%	8.7%	12/31/2023	1.04	0	0	0.25%	9.0%	12/31/2023	1.05	0	0	0.00%	9.3%
12/31/2022	0.96	0	0	0.50%	-4.6%	12/31/2022	0.96	0	0	0.25%	-4.4%	12/31/2022	0.96	0	0	0.00%	-4.1%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	2.4%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Needham Agg Growth Instl Class - 06-6YM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	0.6%	12/31/2024	$1.01	0	$0	1.00%	0.7%	12/31/2024	$1.01	0	$0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	0.8%	12/31/2024	$1.01	0	$0	0.25%	0.9%	12/31/2024	$1.01	0	$0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,270	$141,203	6,781
Receivables: investments sold	123
Payables: investments purchased	-
Net assets	$169,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,393	59,258	$2.86
Band 100	-	-	2.99
Band 75	-	-	3.13
Band 50	-	-	3.28
Band 25	-	-	3.43
Band 0	-	-	3.59
Total	$169,393	59,258

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,050
Mortality & expense charges			(2,594)
Net investment income (loss)			(1,544)

Gain (loss) on investments:
Net realized gain (loss)			16,459
Realized gain distributions			9,174
Net change in unrealized appreciation (depreciation)			(2,108)
Net gain (loss)			23,525

Increase (decrease) in net assets from operations			$21,981

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,544)	$(1,171)
Net realized gain (loss)		16,459	3,706
Realized gain distributions		9,174	3,039
Net change in unrealized appreciation (depreciation)		(2,108)	29,711

Increase (decrease) in net assets from operations		21,981	35,285

Contract owner transactions:
Proceeds from units sold		3,088	3,178
Cost of units redeemed		(73,767)	(39,941)
Account charges		(27)	(26)
Increase (decrease)		(70,706)	(36,789)
Net increase (decrease)		(48,725)	(1,504)
Net assets, beginning		218,118	219,622
Net assets, ending		$169,393	$218,118

Units sold		1,144	1,343
Units redeemed		(26,198)	(16,843)
Net increase (decrease)		(25,054)	(15,500)
Units outstanding, beginning		84,312	99,812
Units outstanding, ending		59,258	84,312

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,962,786
Cost of units redeemed/account charges			(4,551,621)
Net investment income (loss)			(123,596)
Net realized gain (loss)			177,426
Realized gain distributions			676,331
Net change in unrealized appreciation (depreciation)			28,067
Net assets			$169,393

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.86	59	$169	1.25%	10.5%	12/31/2024	$2.99	0	$0	1.00%	10.8%	12/31/2024	$3.13	0	$0	0.75%	11.1%
12/31/2023	2.59	84	218	1.25%	17.6%	12/31/2023	2.70	0	0	1.00%	17.9%	12/31/2023	2.82	0	0	0.75%	18.2%
12/31/2022	2.20	100	220	1.25%	-21.4%	12/31/2022	2.29	0	0	1.00%	-21.2%	12/31/2022	2.39	0	0	0.75%	-21.0%
12/31/2021	2.80	142	398	1.25%	17.0%	12/31/2021	2.91	0	0	1.00%	17.3%	12/31/2021	3.02	0	0	0.75%	17.5%
12/31/2020	2.39	141	337	1.25%	20.6%	12/31/2020	2.48	0	0	1.00%	20.9%	12/31/2020	2.57	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.28	0	$0	0.50%	11.3%	12/31/2024	$3.43	0	$0	0.25%	11.6%	12/31/2024	$3.59	0	$0	0.00%	11.9%
12/31/2023	2.94	0	0	0.50%	18.5%	12/31/2023	3.07	0	0	0.25%	18.8%	12/31/2023	3.21	0	0	0.00%	19.0%
12/31/2022	2.48	0	0	0.50%	-20.8%	12/31/2022	2.59	0	0	0.25%	-20.6%	12/31/2022	2.69	0	0	0.00%	-20.4%
12/31/2021	3.14	0	0	0.50%	17.8%	12/31/2021	3.26	0	0	0.25%	18.1%	12/31/2021	3.38	0	0	0.00%	18.4%
12/31/2020	2.66	0	0	0.50%	21.5%	12/31/2020	2.76	0	0	0.25%	21.8%	12/31/2020	2.86	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.7%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,962	$25,950	1,854
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$25,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,961	13,831	$1.88
Band 100	-	-	1.96
Band 75	-	-	2.06
Band 50	-	-	2.15
Band 25	-	-	2.25
Band 0	-	-	2.36
Total	$25,961	13,831

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$595
Mortality & expense charges			(361)
Net investment income (loss)			234

Gain (loss) on investments:
Net realized gain (loss)			140
Realized gain distributions			539
Net change in unrealized appreciation (depreciation)			432
Net gain (loss)			1,111

Increase (decrease) in net assets from operations			$1,345

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$234	$329
Net realized gain (loss)		140	(40)
Realized gain distributions		539	-
Net change in unrealized appreciation (depreciation)		432	2,450

Increase (decrease) in net assets from operations		1,345	2,739

Contract owner transactions:
Proceeds from units sold		1,300	1,349
Cost of units redeemed		(8,042)	(311)
Account charges		(15)	(30)
Increase (decrease)		(6,757)	1,008
Net increase (decrease)		(5,412)	3,747
Net assets, beginning		31,373	27,626
Net assets, ending		$25,961	$31,373

Units sold		704	794
Units redeemed		(4,389)	(202)
Net increase (decrease)		(3,685)	592
Units outstanding, beginning		17,516	16,924
Units outstanding, ending		13,831	17,516

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$56,998,263
Cost of units redeemed/account charges			(61,606,312)
Net investment income (loss)			(404,985)
Net realized gain (loss)			531,819
Realized gain distributions			4,507,164
Net change in unrealized appreciation (depreciation)			12
Net assets			$25,961

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	14	$26	1.25%	4.8%	12/31/2024	$1.96	0	$0	1.00%	5.1%	12/31/2024	$2.06	0	$0	0.75%	5.3%
12/31/2023	1.79	18	31	1.25%	9.7%	12/31/2023	1.87	0	0	1.00%	10.0%	12/31/2023	1.95	0	0	0.75%	10.3%
12/31/2022	1.63	17	28	1.25%	-15.6%	12/31/2022	1.70	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.93	16	32	1.25%	6.7%	12/31/2021	2.01	0	0	1.00%	6.9%	12/31/2021	2.09	0	0	0.75%	7.2%
12/31/2020	1.81	60	108	1.25%	13.5%	12/31/2020	1.88	0	0	1.00%	13.8%	12/31/2020	1.95	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	5.6%	12/31/2024	$2.25	0	$0	0.25%	5.9%	12/31/2024	$2.36	0	$0	0.00%	6.1%
12/31/2023	2.04	0	0	0.50%	10.5%	12/31/2023	2.13	0	0	0.25%	10.8%	12/31/2023	2.22	0	0	0.00%	11.1%
12/31/2022	1.84	0	0	0.50%	-15.0%	12/31/2022	1.92	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.17	0	0	0.50%	7.5%	12/31/2021	2.25	0	0	0.25%	7.7%	12/31/2021	2.34	0	0	0.00%	8.0%
12/31/2020	2.02	0	0	0.50%	14.3%	12/31/2020	2.09	0	0	0.25%	14.6%	12/31/2020	2.16	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.4%
2022	0.9%
2021	0.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,527	$37,256	2,686
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$34,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,526	19,444	$1.78
Band 100	-	-	1.86
Band 75	-	-	1.94
Band 50	-	-	2.04
Band 25	-	-	2.13
Band 0	-	-	2.23
Total	$34,526	19,444

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,118
Mortality & expense charges			(429)
Net investment income (loss)			689

Gain (loss) on investments:
Net realized gain (loss)			(29)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			336
Net gain (loss)			307

Increase (decrease) in net assets from operations			$996

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$689	$583
Net realized gain (loss)		(29)	(172)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		336	1,861

Increase (decrease) in net assets from operations		996	2,272

Contract owner transactions:
Proceeds from units sold		(1)	-
Cost of units redeemed		-	(1,000)
Account charges		-	-
Increase (decrease)		(1)	(1,000)
Net increase (decrease)		995	1,272
Net assets, beginning		33,531	32,259
Net assets, ending		$34,526	$33,531

Units sold		1	-
Units redeemed		(1)	(604)
Net increase (decrease)		-	(604)
Units outstanding, beginning		19,444	20,048
Units outstanding, ending		19,444	19,444

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,254,566
Cost of units redeemed/account charges			(5,585,797)
Net investment income (loss)			20,876
Net realized gain (loss)			52,221
Realized gain distributions			295,389
Net change in unrealized appreciation (depreciation)			(2,729)
Net assets			$34,526

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	19	$35	1.25%	3.0%	12/31/2024	$1.86	0	$0	1.00%	3.2%	12/31/2024	$1.94	0	$0	0.75%	3.5%
12/31/2023	1.72	19	34	1.25%	7.2%	12/31/2023	1.80	0	0	1.00%	7.4%	12/31/2023	1.88	0	0	0.75%	7.7%
12/31/2022	1.61	20	32	1.25%	-12.2%	12/31/2022	1.68	0	0	1.00%	-12.0%	12/31/2022	1.74	0	0	0.75%	-11.8%
12/31/2021	1.83	20	37	1.25%	4.1%	12/31/2021	1.90	0	0	1.00%	4.3%	12/31/2021	1.98	0	0	0.75%	4.6%
12/31/2020	1.76	20	36	1.25%	9.1%	12/31/2020	1.83	0	0	1.00%	9.4%	12/31/2020	1.89	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	0	$0	0.50%	3.7%	12/31/2024	$2.13	0	$0	0.25%	4.0%	12/31/2024	$2.23	0	$0	0.00%	4.3%
12/31/2023	1.96	0	0	0.50%	8.0%	12/31/2023	2.05	0	0	0.25%	8.2%	12/31/2023	2.14	0	0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-11.6%	12/31/2022	1.89	0	0	0.25%	-11.3%	12/31/2022	1.97	0	0	0.00%	-11.1%
12/31/2021	2.05	0	0	0.50%	4.9%	12/31/2021	2.13	0	0	0.25%	5.1%	12/31/2021	2.22	0	0	0.00%	5.4%
12/31/2020	1.96	0	0	0.50%	9.9%	12/31/2020	2.03	0	0	0.25%	10.2%	12/31/2020	2.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.0%
2022	1.2%
2021	0.9%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Extended Term Series S Class - 06-223

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,462	$14,083	753
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$14,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,454	6,687	$2.16
Band 100	-	-	2.26
Band 75	-	-	2.37
Band 50	-	-	2.48
Band 25	-	-	2.59
Band 0	-	-	2.71
Total	$14,454	6,687

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$275
Mortality & expense charges			(166)
Net investment income (loss)			109

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			300
Net change in unrealized appreciation (depreciation)			277
Net gain (loss)			611

Increase (decrease) in net assets from operations			$720

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109	$71
Net realized gain (loss)		34	(1,129)
Realized gain distributions		300	-
Net change in unrealized appreciation (depreciation)		277	2,780

Increase (decrease) in net assets from operations		720	1,722

Contract owner transactions:
Proceeds from units sold		2,506	2,322
Cost of units redeemed		(275)	(16,804)
Account charges		(32)	(31)
Increase (decrease)		2,199	(14,513)
Net increase (decrease)		2,919	(12,791)
Net assets, beginning		11,535	24,326
Net assets, ending		$14,454	$11,535

Units sold		1,177	1,201
Units redeemed		(139)	(8,862)
Net increase (decrease)		1,038	(7,661)
Units outstanding, beginning		5,649	13,310
Units outstanding, ending		6,687	5,649

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,283,657
Cost of units redeemed/account charges			(8,075,630)
Net investment income (loss)			(140,246)
Net realized gain (loss)			47,528
Realized gain distributions			898,766
Net change in unrealized appreciation (depreciation)			379
Net assets			$14,454

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	7	$14	1.25%	5.8%	12/31/2024	$2.26	0	$0	1.00%	6.1%	12/31/2024	$2.37	0	$0	0.75%	6.4%
12/31/2023	2.04	6	12	1.25%	11.7%	12/31/2023	2.13	0	0	1.00%	12.0%	12/31/2023	2.23	0	0	0.75%	12.3%
12/31/2022	1.83	13	24	1.25%	-17.8%	12/31/2022	1.90	0	0	1.00%	-17.6%	12/31/2022	1.98	0	0	0.75%	-17.3%
12/31/2021	2.22	12	28	1.25%	9.9%	12/31/2021	2.31	0	0	1.00%	10.2%	12/31/2021	2.40	0	0	0.75%	10.5%
12/31/2020	2.02	13	25	1.25%	16.1%	12/31/2020	2.09	0	0	1.00%	16.4%	12/31/2020	2.17	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	0	$0	0.50%	6.6%	12/31/2024	$2.59	0	$0	0.25%	6.9%	12/31/2024	$2.71	0	$0	0.00%	7.2%
12/31/2023	2.32	0	0	0.50%	12.6%	12/31/2023	2.42	0	0	0.25%	12.9%	12/31/2023	2.53	0	0	0.00%	13.1%
12/31/2022	2.06	0	0	0.50%	-17.1%	12/31/2022	2.15	0	0	0.25%	-16.9%	12/31/2022	2.24	0	0	0.00%	-16.7%
12/31/2021	2.49	0	0	0.50%	10.7%	12/31/2021	2.59	0	0	0.25%	11.0%	12/31/2021	2.69	0	0	0.00%	11.3%
12/31/2020	2.25	0	0	0.50%	17.0%	12/31/2020	2.33	0	0	0.25%	17.3%	12/31/2020	2.41	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.1%
2022	0.9%
2021	0.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,241,324	$1,092,283	79,056
Receivables: investments sold	33,854
Payables: investments purchased	-
Net assets	$1,275,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,275,178	1,279,586	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$1,275,178	1,279,586

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$343
Mortality & expense charges			(14,988)
Net investment income (loss)			(14,645)

Gain (loss) on investments:
Net realized gain (loss)			30,766
Realized gain distributions			61,175
Net change in unrealized appreciation (depreciation)			82,241
Net gain (loss)			174,182

Increase (decrease) in net assets from operations			$159,537

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,645)	$(11,655)
Net realized gain (loss)		30,766	(3,852)
Realized gain distributions		61,175	-
Net change in unrealized appreciation (depreciation)		82,241	158,368

Increase (decrease) in net assets from operations		159,537	142,861

Contract owner transactions:
Proceeds from units sold		279,237	210,057
Cost of units redeemed		(223,416)	(150,418)
Account charges		(1,168)	(2,467)
Increase (decrease)		54,653	57,172
Net increase (decrease)		214,190	200,033
Net assets, beginning		1,060,988	860,955
Net assets, ending		$1,275,178	$1,060,988

Units sold		298,196	265,430
Units redeemed		(233,251)	(189,055)
Net increase (decrease)		64,945	76,375
Units outstanding, beginning		1,214,641	1,138,266
Units outstanding, ending		1,279,586	1,214,641

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,608,706
Cost of units redeemed/account charges			(517,186)
Net investment income (loss)			(33,799)
Net realized gain (loss)			7,241
Realized gain distributions			61,175
Net change in unrealized appreciation (depreciation)			149,041
Net assets			$1,275,178

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	1,280	$1,275	1.25%	14.1%	12/31/2024	$1.01	0	$0	1.00%	14.4%	12/31/2024	$1.02	0	$0	0.75%	14.7%
12/31/2023	0.87	1,215	1,061	1.25%	15.5%	12/31/2023	0.88	0	0	1.00%	15.8%	12/31/2023	0.89	0	0	0.75%	16.1%
12/31/2022	0.76	1,138	861	1.25%	-26.8%	12/31/2022	0.76	0	0	1.00%	-26.6%	12/31/2022	0.76	0	0	0.75%	-26.4%
12/31/2021	1.03	0	0	1.25%	3.3%	12/31/2021	1.03	0	0	1.00%	3.5%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	15.0%	12/31/2024	$1.04	0	$0	0.25%	15.2%	12/31/2024	$1.04	0	$0	0.00%	15.5%
12/31/2023	0.89	0	0	0.50%	16.4%	12/31/2023	0.90	0	0	0.25%	16.6%	12/31/2023	0.90	0	0	0.00%	16.9%
12/31/2022	0.77	0	0	0.50%	-26.2%	12/31/2022	0.77	0	0	0.25%	-26.0%	12/31/2022	0.77	0	0	0.00%	-25.8%
12/31/2021	1.04	0	0	0.50%	3.9%	12/31/2021	1.04	0	0	0.25%	4.1%	12/31/2021	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Total Return Bond Fund Inst Class - 06-4TX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.89	0	$0	1.25%	-0.4%	12/31/2024	$0.90	0	$0	1.00%	-0.2%	12/31/2024	$0.91	0	$0	0.75%	0.1%
12/31/2023	0.90	0	0	1.25%	4.5%	12/31/2023	0.90	0	0	1.00%	4.7%	12/31/2023	0.91	0	0	0.75%	5.0%
12/31/2022	0.86	0	0	1.25%	-15.3%	12/31/2022	0.86	0	0	1.00%	-15.1%	12/31/2022	0.87	0	0	0.75%	-14.9%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	0.50%	0.3%	12/31/2024	$0.93	0	$0	0.25%	0.6%	12/31/2024	$0.94	0	$0	0.00%	0.8%
12/31/2023	0.92	0	0	0.50%	5.2%	12/31/2023	0.92	0	0	0.25%	5.5%	12/31/2023	0.93	0	0	0.00%	5.8%
12/31/2022	0.87	0	0	0.50%	-14.7%	12/31/2022	0.87	0	0	0.25%	-14.4%	12/31/2022	0.88	0	0	0.00%	-14.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	2.1%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R3 Class - 06-058

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,504,646	$1,378,871	51,206
Receivables: investments sold	1,341
Payables: investments purchased	-
Net assets	$1,505,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,505,987	737,743	$2.04
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.21
Band 25	-	-	2.27
Band 0	-	-	2.33
Total	$1,505,987	737,743

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,312
Mortality & expense charges			(18,196)
Net investment income (loss)			2,116

Gain (loss) on investments:
Net realized gain (loss)			10,075
Realized gain distributions			52,026
Net change in unrealized appreciation (depreciation)			74,259
Net gain (loss)			136,360

Increase (decrease) in net assets from operations			$138,476

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,116	$(2,839)
Net realized gain (loss)		10,075	(256)
Realized gain distributions		52,026	31,327
Net change in unrealized appreciation (depreciation)		74,259	147,566

Increase (decrease) in net assets from operations		138,476	175,798

Contract owner transactions:
Proceeds from units sold		113,890	135,095
Cost of units redeemed		(114,923)	(127,412)
Account charges		(288)	(348)
Increase (decrease)		(1,321)	7,335
Net increase (decrease)		137,155	183,133
Net assets, beginning		1,368,832	1,185,699
Net assets, ending		$1,505,987	$1,368,832

Units sold		57,312	78,641
Units redeemed		(60,037)	(72,879)
Net increase (decrease)		(2,725)	5,762
Units outstanding, beginning		740,468	734,706
Units outstanding, ending		737,743	740,468

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,885,888
Cost of units redeemed/account charges			(899,428)
Net investment income (loss)			25,855
Net realized gain (loss)			131,226
Realized gain distributions			236,671
Net change in unrealized appreciation (depreciation)			125,775
Net assets			$1,505,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	738	$1,506	1.25%	10.4%	12/31/2024	$2.10	0	$0	1.00%	10.7%	12/31/2024	$2.15	0	$0	0.75%	11.0%
12/31/2023	1.85	740	1,369	1.25%	14.5%	12/31/2023	1.89	0	0	1.00%	14.8%	12/31/2023	1.94	0	0	0.75%	15.1%
12/31/2022	1.61	735	1,186	1.25%	-18.1%	12/31/2022	1.65	0	0	1.00%	-17.9%	12/31/2022	1.68	0	0	0.75%	-17.7%
12/31/2021	1.97	727	1,433	1.25%	17.4%	12/31/2021	2.01	0	0	1.00%	17.7%	12/31/2021	2.05	0	0	0.75%	18.0%
12/31/2020	1.68	714	1,199	1.25%	14.1%	12/31/2020	1.71	0	0	1.00%	14.4%	12/31/2020	1.73	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	0	$0	0.50%	11.3%	12/31/2024	$2.27	0	$0	0.25%	11.5%	12/31/2024	$2.33	0	$0	0.00%	11.8%
12/31/2023	1.99	0	0	0.50%	15.4%	12/31/2023	2.03	0	0	0.25%	15.7%	12/31/2023	2.08	0	0	0.00%	16.0%
12/31/2022	1.72	0	0	0.50%	-17.5%	12/31/2022	1.76	0	0	0.25%	-17.3%	12/31/2022	1.80	0	0	0.00%	-17.1%
12/31/2021	2.09	0	0	0.50%	18.3%	12/31/2021	2.13	0	0	0.25%	18.6%	12/31/2021	2.17	0	0	0.00%	18.9%
12/31/2020	1.76	0	0	0.50%	14.9%	12/31/2020	1.79	0	0	0.25%	15.2%	12/31/2020	1.82	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.0%
2022	1.5%
2021	3.2%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth R2 Class - 06-74Y (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	-5.1%	12/31/2024	$0.95	0	$0	1.00%	-5.1%	12/31/2024	$0.95	0	$0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	-5.1%	12/31/2024	$0.95	0	$0	0.25%	-5.1%	12/31/2024	$0.95	0	$0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund A Class - 06-365

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,183,439	$2,778,680	111,835
Receivables: investments sold	528
Payables: investments purchased	-
Net assets	$3,183,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,183,967	775,747	$4.10
Band 100	-	-	4.33
Band 75	-	-	4.56
Band 50	-	-	4.81
Band 25	-	-	5.08
Band 0	-	-	5.44
Total	$3,183,967	775,747

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,385)
Net investment income (loss)			(42,385)

Gain (loss) on investments:
Net realized gain (loss)			540,441
Realized gain distributions			230,509
Net change in unrealized appreciation (depreciation)			(309,743)
Net gain (loss)			461,207

Increase (decrease) in net assets from operations			$418,822

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,385)	$(81,608)
Net realized gain (loss)		540,441	56,284
Realized gain distributions		230,509	-
Net change in unrealized appreciation (depreciation)		(309,743)	1,163,989

Increase (decrease) in net assets from operations		418,822	1,138,665

Contract owner transactions:
Proceeds from units sold		572,762	986,971
Cost of units redeemed		(3,900,428)	(3,122,084)
Account charges		(3,848)	(3,545)
Increase (decrease)		(3,331,514)	(2,138,658)
Net increase (decrease)		(2,912,692)	(999,993)
Net assets, beginning		6,096,659	7,096,652
Net assets, ending		$3,183,967	$6,096,659

Units sold		147,181	305,743
Units redeemed		(1,049,663)	(961,903)
Net increase (decrease)		(902,482)	(656,160)
Units outstanding, beginning		1,678,229	2,334,389
Units outstanding, ending		775,747	1,678,229

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43,666,335
Cost of units redeemed/account charges			(51,975,937)
Net investment income (loss)			(1,212,227)
Net realized gain (loss)			9,949,835
Realized gain distributions			2,351,202
Net change in unrealized appreciation (depreciation)			404,759
Net assets			$3,183,967

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.10	776	$3,184	1.25%	13.0%	12/31/2024	$4.33	0	$0	1.00%	13.3%	12/31/2024	$4.56	0	$0	0.75%	13.6%
12/31/2023	3.63	1,678	6,097	1.25%	19.5%	12/31/2023	3.82	0	0	1.00%	19.8%	12/31/2023	4.02	0	0	0.75%	20.1%
12/31/2022	3.04	2,334	7,097	1.25%	-29.4%	12/31/2022	3.19	0	0	1.00%	-29.2%	12/31/2022	3.35	0	0	0.75%	-29.1%
12/31/2021	4.31	3,148	13,556	1.25%	12.3%	12/31/2021	4.51	0	0	1.00%	12.6%	12/31/2021	4.72	0	0	0.75%	12.9%
12/31/2020	3.83	6,550	25,115	1.25%	33.6%	12/31/2020	4.00	0	0	1.00%	34.0%	12/31/2020	4.18	0	0	0.75%	34.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.81	0	$0	0.50%	13.8%	12/31/2024	$5.08	0	$0	0.25%	14.1%	12/31/2024	$5.44	0	$0	0.00%	14.4%
12/31/2023	4.23	0	0	0.50%	20.4%	12/31/2023	4.45	0	0	0.25%	20.7%	12/31/2023	4.76	0	0	0.00%	21.0%
12/31/2022	3.51	0	0	0.50%	-28.9%	12/31/2022	3.69	0	0	0.25%	-28.7%	12/31/2022	3.93	0	0	0.00%	-28.5%
12/31/2021	4.94	0	0	0.50%	13.2%	12/31/2021	5.17	0	0	0.25%	13.5%	12/31/2021	5.50	0	0	0.00%	13.7%
12/31/2020	4.36	0	0	0.50%	34.7%	12/31/2020	4.56	0	0	0.25%	35.0%	12/31/2020	4.84	0	0	0.00%	35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R2 Class - 06-074

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$159,679	$150,538	5,528
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$159,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$159,819	80,375	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$159,819	80,375

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,806
Mortality & expense charges			(2,000)
Net investment income (loss)			(194)

Gain (loss) on investments:
Net realized gain (loss)			3,785
Realized gain distributions			5,625
Net change in unrealized appreciation (depreciation)			6,331
Net gain (loss)			15,741

Increase (decrease) in net assets from operations			$15,547

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(194)	$(191)
Net realized gain (loss)		3,785	(309)
Realized gain distributions		5,625	1,908
Net change in unrealized appreciation (depreciation)		6,331	7,350

Increase (decrease) in net assets from operations		15,547	8,758

Contract owner transactions:
Proceeds from units sold		91,551	97,234
Cost of units redeemed		(88,564)	(2,511)
Account charges		-	-
Increase (decrease)		2,987	94,723
Net increase (decrease)		18,534	103,481
Net assets, beginning		141,285	37,804
Net assets, ending		$159,819	$141,285

Units sold		50,047	55,896
Units redeemed		(47,954)	(1,541)
Net increase (decrease)		2,093	54,355
Units outstanding, beginning		78,282	23,927
Units outstanding, ending		80,375	78,282

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$339,470
Cost of units redeemed/account charges			(215,354)
Net investment income (loss)			(496)
Net realized gain (loss)			11,562
Realized gain distributions			15,496
Net change in unrealized appreciation (depreciation)			9,141
Net assets			$159,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	80	$160	1.25%	10.2%	12/31/2024	$2.04	0	$0	1.00%	10.5%	12/31/2024	$2.10	0	$0	0.75%	10.7%
12/31/2023	1.80	78	141	1.25%	14.2%	12/31/2023	1.85	0	0	1.00%	14.5%	12/31/2023	1.89	0	0	0.75%	14.8%
12/31/2022	1.58	24	38	1.25%	-18.3%	12/31/2022	1.61	0	0	1.00%	-18.1%	12/31/2022	1.65	0	0	0.75%	-17.9%
12/31/2021	1.93	40	78	1.25%	17.1%	12/31/2021	1.97	0	0	1.00%	17.4%	12/31/2021	2.01	0	0	0.75%	17.7%
12/31/2020	1.65	41	67	1.25%	13.8%	12/31/2020	1.68	0	0	1.00%	14.1%	12/31/2020	1.71	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	11.0%	12/31/2024	$2.21	0	$0	0.25%	11.3%	12/31/2024	$2.27	0	$0	0.00%	11.6%
12/31/2023	1.94	0	0	0.50%	15.1%	12/31/2023	1.98	0	0	0.25%	15.4%	12/31/2023	2.03	0	0	0.00%	15.7%
12/31/2022	1.68	0	0	0.50%	-17.7%	12/31/2022	1.72	0	0	0.25%	-17.5%	12/31/2022	1.76	0	0	0.00%	-17.3%
12/31/2021	2.05	0	0	0.50%	18.0%	12/31/2021	2.09	0	0	0.25%	18.3%	12/31/2021	2.12	0	0	0.00%	18.6%
12/31/2020	1.73	0	0	0.50%	14.7%	12/31/2020	1.76	0	0	0.25%	14.9%	12/31/2020	1.79	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.7%
2022	1.0%
2021	1.8%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R3 Class - 06-891

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,233,824	$1,281,796	40,667
Receivables: investments sold	6,941
Payables: investments purchased	-
Net assets	$1,240,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,240,765	591,679	$2.10
Band 100	-	-	2.15
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.32
Band 0	-	-	2.38
Total	$1,240,765	591,679

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,648
Mortality & expense charges			(15,015)
Net investment income (loss)			(3,367)

Gain (loss) on investments:
Net realized gain (loss)			162,423
Realized gain distributions			121,304
Net change in unrealized appreciation (depreciation)			(159,660)
Net gain (loss)			124,067

Increase (decrease) in net assets from operations			$120,700

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,367)	$1,860
Net realized gain (loss)		162,423	51,890
Realized gain distributions		121,304	18,283
Net change in unrealized appreciation (depreciation)		(159,660)	97,157

Increase (decrease) in net assets from operations		120,700	169,190

Contract owner transactions:
Proceeds from units sold		853,555	474,258
Cost of units redeemed		(1,023,454)	(823,776)
Account charges		(2,050)	(2,208)
Increase (decrease)		(171,949)	(351,726)
Net increase (decrease)		(51,249)	(182,536)
Net assets, beginning		1,292,014	1,474,550
Net assets, ending		$1,240,765	$1,292,014

Units sold		414,735	289,832
Units redeemed		(514,622)	(475,332)
Net increase (decrease)		(99,887)	(185,500)
Units outstanding, beginning		691,566	877,066
Units outstanding, ending		591,679	691,566

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,908,451
Cost of units redeemed/account charges			(18,222,328)
Net investment income (loss)			(108,854)
Net realized gain (loss)			2,062,140
Realized gain distributions			649,328
Net change in unrealized appreciation (depreciation)			(47,972)
Net assets			$1,240,765

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	592	$1,241	1.25%	12.2%	12/31/2024	$2.15	0	$0	1.00%	12.5%	12/31/2024	$2.21	0	$0	0.75%	12.8%
12/31/2023	1.87	692	1,292	1.25%	11.1%	12/31/2023	1.91	0	0	1.00%	11.4%	12/31/2023	1.95	0	0	0.75%	11.7%
12/31/2022	1.68	877	1,475	1.25%	-10.1%	12/31/2022	1.72	0	0	1.00%	-9.9%	12/31/2022	1.75	0	0	0.75%	-9.7%
12/31/2021	1.87	1,551	2,901	1.25%	28.9%	12/31/2021	1.90	0	0	1.00%	29.2%	12/31/2021	1.94	0	0	0.75%	29.6%
12/31/2020	1.45	1,439	2,087	1.25%	2.7%	12/31/2020	1.47	0	0	1.00%	3.0%	12/31/2020	1.50	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	13.1%	12/31/2024	$2.32	0	$0	0.25%	13.4%	12/31/2024	$2.38	0	$0	0.00%	13.7%
12/31/2023	2.00	0	0	0.50%	12.0%	12/31/2023	2.05	0	0	0.25%	12.2%	12/31/2023	2.09	0	0	0.00%	12.5%
12/31/2022	1.79	0	0	0.50%	-9.4%	12/31/2022	1.82	0	0	0.25%	-9.2%	12/31/2022	1.86	0	0	0.00%	-9.0%
12/31/2021	1.97	0	0	0.50%	29.9%	12/31/2021	2.01	0	0	0.25%	30.2%	12/31/2021	2.04	0	0	0.00%	30.5%
12/31/2020	1.52	0	0	0.50%	3.5%	12/31/2020	1.54	0	0	0.25%	3.7%	12/31/2020	1.56	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.2%
2022	0.9%
2021	1.0%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R2 Class - 06-075

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$363,428	$368,529	23,184
Receivables: investments sold	332
Payables: investments purchased	-
Net assets	$363,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$363,760	264,500	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.45
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.57
Total	$363,760	264,500

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,738
Mortality & expense charges			(5,617)
Net investment income (loss)			6,121

Gain (loss) on investments:
Net realized gain (loss)			5,564
Realized gain distributions			13,384
Net change in unrealized appreciation (depreciation)			(1,884)
Net gain (loss)			17,064

Increase (decrease) in net assets from operations			$23,185

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,121	$5,802
Net realized gain (loss)		5,564	(4,340)
Realized gain distributions		13,384	3,713
Net change in unrealized appreciation (depreciation)		(1,884)	36,041

Increase (decrease) in net assets from operations		23,185	41,216

Contract owner transactions:
Proceeds from units sold		70,266	156,955
Cost of units redeemed		(247,319)	(55,226)
Account charges		(280)	(265)
Increase (decrease)		(177,333)	101,464
Net increase (decrease)		(154,148)	142,680
Net assets, beginning		517,908	375,228
Net assets, ending		$363,760	$517,908

Units sold		54,977	128,809
Units redeemed		(185,965)	(44,933)
Net increase (decrease)		(130,988)	83,876
Units outstanding, beginning		395,488	311,612
Units outstanding, ending		264,500	395,488

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,063,728
Cost of units redeemed/account charges			(795,881)
Net investment income (loss)			25,249
Net realized gain (loss)			35,378
Realized gain distributions			40,387
Net change in unrealized appreciation (depreciation)			(5,101)
Net assets			$363,760

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	264	$364	1.25%	5.0%	12/31/2024	$1.41	0	$0	1.00%	5.3%	12/31/2024	$1.45	0	$0	0.75%	5.5%
12/31/2023	1.31	395	518	1.25%	8.8%	12/31/2023	1.34	0	0	1.00%	9.0%	12/31/2023	1.37	0	0	0.75%	9.3%
12/31/2022	1.20	312	375	1.25%	-14.8%	12/31/2022	1.23	0	0	1.00%	-14.5%	12/31/2022	1.26	0	0	0.75%	-14.3%
12/31/2021	1.41	291	411	1.25%	6.3%	12/31/2021	1.44	0	0	1.00%	6.5%	12/31/2021	1.47	0	0	0.75%	6.8%
12/31/2020	1.33	361	480	1.25%	9.9%	12/31/2020	1.35	0	0	1.00%	10.2%	12/31/2020	1.37	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	5.8%	12/31/2024	$1.53	0	$0	0.25%	6.1%	12/31/2024	$1.57	0	$0	0.00%	6.3%
12/31/2023	1.41	0	0	0.50%	9.6%	12/31/2023	1.44	0	0	0.25%	9.8%	12/31/2023	1.47	0	0	0.00%	10.1%
12/31/2022	1.28	0	0	0.50%	-14.1%	12/31/2022	1.31	0	0	0.25%	-13.9%	12/31/2022	1.34	0	0	0.00%	-13.7%
12/31/2021	1.49	0	0	0.50%	7.1%	12/31/2021	1.52	0	0	0.25%	7.3%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.40	0	0	0.50%	10.8%	12/31/2020	1.42	0	0	0.25%	11.1%	12/31/2020	1.44	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.4%
2022	2.2%
2021	2.3%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R2 Class - 06-922

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$905,824	$904,215	30,485
Receivables: investments sold	3,255
Payables: investments purchased	-
Net assets	$909,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$909,079	444,622	$2.04
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.20
Band 25	-	-	2.26
Band 0	-	-	2.32
Total	$909,079	444,622

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,386
Mortality & expense charges			(14,176)
Net investment income (loss)			(6,790)

Gain (loss) on investments:
Net realized gain (loss)			70,852
Realized gain distributions			109,498
Net change in unrealized appreciation (depreciation)			(48,562)
Net gain (loss)			131,788

Increase (decrease) in net assets from operations			$124,998

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,790)	$(1,913)
Net realized gain (loss)		70,852	270
Realized gain distributions		109,498	15,260
Net change in unrealized appreciation (depreciation)		(48,562)	86,777

Increase (decrease) in net assets from operations		124,998	100,394

Contract owner transactions:
Proceeds from units sold		351,410	230,031
Cost of units redeemed		(617,199)	(286,231)
Account charges		(2,467)	(2,286)
Increase (decrease)		(268,256)	(58,486)
Net increase (decrease)		(143,258)	41,908
Net assets, beginning		1,052,337	1,010,429
Net assets, ending		$909,079	$1,052,337

Units sold		172,755	134,244
Units redeemed		(304,435)	(171,410)
Net increase (decrease)		(131,680)	(37,166)
Units outstanding, beginning		576,302	613,468
Units outstanding, ending		444,622	576,302

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,306,406
Cost of units redeemed/account charges			(13,560,676)
Net investment income (loss)			(94,435)
Net realized gain (loss)			1,766,605
Realized gain distributions			489,570
Net change in unrealized appreciation (depreciation)			1,609
Net assets			$909,079

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	445	$909	1.25%	12.0%	12/31/2024	$2.10	0	$0	1.00%	12.3%	12/31/2024	$2.15	0	$0	0.75%	12.5%
12/31/2023	1.83	576	1,052	1.25%	10.9%	12/31/2023	1.87	0	0	1.00%	11.1%	12/31/2023	1.91	0	0	0.75%	11.4%
12/31/2022	1.65	613	1,010	1.25%	-10.3%	12/31/2022	1.68	0	0	1.00%	-10.1%	12/31/2022	1.71	0	0	0.75%	-9.9%
12/31/2021	1.84	650	1,193	1.25%	28.5%	12/31/2021	1.87	0	0	1.00%	28.8%	12/31/2021	1.90	0	0	0.75%	29.2%
12/31/2020	1.43	518	740	1.25%	2.5%	12/31/2020	1.45	0	0	1.00%	2.7%	12/31/2020	1.47	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	0	$0	0.50%	12.8%	12/31/2024	$2.26	0	$0	0.25%	13.1%	12/31/2024	$2.32	0	$0	0.00%	13.4%
12/31/2023	1.95	0	0	0.50%	11.7%	12/31/2023	2.00	0	0	0.25%	12.0%	12/31/2023	2.04	0	0	0.00%	12.3%
12/31/2022	1.75	0	0	0.50%	-9.6%	12/31/2022	1.79	0	0	0.25%	-9.4%	12/31/2022	1.82	0	0	0.00%	-9.2%
12/31/2021	1.94	0	0	0.50%	29.5%	12/31/2021	1.97	0	0	0.25%	29.8%	12/31/2021	2.01	0	0	0.00%	30.1%
12/31/2020	1.50	0	0	0.50%	3.2%	12/31/2020	1.52	0	0	0.25%	3.5%	12/31/2020	1.54	230	355	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	1.1%
2021	0.7%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R3 Class - 06-059

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,086,402	$1,148,527	67,522
Receivables: investments sold	1,381
Payables: investments purchased	-
Net assets	$1,087,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,087,783	770,519	$1.41
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$1,087,783	770,519

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,823
Mortality & expense charges			(13,726)
Net investment income (loss)			19,097

Gain (loss) on investments:
Net realized gain (loss)			(18,100)
Realized gain distributions			38,981
Net change in unrealized appreciation (depreciation)			13,837
Net gain (loss)			34,718

Increase (decrease) in net assets from operations			$53,815

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,097	$15,318
Net realized gain (loss)		(18,100)	(6,235)
Realized gain distributions		38,981	8,064
Net change in unrealized appreciation (depreciation)		13,837	76,630

Increase (decrease) in net assets from operations		53,815	93,777

Contract owner transactions:
Proceeds from units sold		147,556	190,283
Cost of units redeemed		(356,113)	(46,718)
Account charges		(377)	(309)
Increase (decrease)		(208,934)	143,256
Net increase (decrease)		(155,119)	237,033
Net assets, beginning		1,242,902	1,005,869
Net assets, ending		$1,087,783	$1,242,902

Units sold		105,231	145,449
Units redeemed		(261,248)	(36,996)
Net increase (decrease)		(156,017)	108,453
Units outstanding, beginning		926,536	818,083
Units outstanding, ending		770,519	926,536

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,023,361
Cost of units redeemed/account charges			(4,275,459)
Net investment income (loss)			107,897
Net realized gain (loss)			146,374
Realized gain distributions			147,735
Net change in unrealized appreciation (depreciation)			(62,125)
Net assets			$1,087,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	771	$1,088	1.25%	5.2%	12/31/2024	$1.45	0	$0	1.00%	5.5%	12/31/2024	$1.49	0	$0	0.75%	5.8%
12/31/2023	1.34	927	1,243	1.25%	9.1%	12/31/2023	1.37	0	0	1.00%	9.4%	12/31/2023	1.41	0	0	0.75%	9.6%
12/31/2022	1.23	818	1,006	1.25%	-14.6%	12/31/2022	1.26	0	0	1.00%	-14.4%	12/31/2022	1.28	0	0	0.75%	-14.1%
12/31/2021	1.44	1,320	1,901	1.25%	6.5%	12/31/2021	1.47	0	0	1.00%	6.8%	12/31/2021	1.49	0	0	0.75%	7.1%
12/31/2020	1.35	1,282	1,732	1.25%	10.2%	12/31/2020	1.37	0	0	1.00%	10.5%	12/31/2020	1.40	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	6.0%	12/31/2024	$1.57	0	$0	0.25%	6.3%	12/31/2024	$1.61	0	$0	0.00%	6.6%
12/31/2023	1.44	0	0	0.50%	9.9%	12/31/2023	1.48	0	0	0.25%	10.2%	12/31/2023	1.51	0	0	0.00%	10.5%
12/31/2022	1.31	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.37	0	0	0.00%	-13.5%
12/31/2021	1.52	0	0	0.50%	7.3%	12/31/2021	1.55	0	0	0.25%	7.6%	12/31/2021	1.58	0	0	0.00%	7.9%
12/31/2020	1.42	0	0	0.50%	11.1%	12/31/2020	1.44	0	0	0.25%	11.3%	12/31/2020	1.47	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.6%
2022	1.8%
2021	2.5%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R2 Class - 06-077 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.62
Band 75	-	-	1.66
Band 50	-	-	1.70
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$843,390
Cost of units redeemed/account charges			(1,018,270)
Net investment income (loss)			17,473
Net realized gain (loss)			62,901
Realized gain distributions			94,506
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	6.8%	12/31/2024	$1.62	0	$0	1.00%	7.1%	12/31/2024	$1.66	0	$0	0.75%	7.3%
12/31/2023	1.47	0	0	1.25%	10.8%	12/31/2023	1.51	0	0	1.00%	11.1%	12/31/2023	1.55	0	0	0.75%	11.4%
12/31/2022	1.33	0	0	1.25%	-16.5%	12/31/2022	1.36	0	0	1.00%	-16.3%	12/31/2022	1.39	0	0	0.75%	-16.1%
12/31/2021	1.59	519	826	1.25%	10.1%	12/31/2021	1.62	0	0	1.00%	10.4%	12/31/2021	1.65	0	0	0.75%	10.6%
12/31/2020	1.45	611	883	1.25%	11.9%	12/31/2020	1.47	0	0	1.00%	12.2%	12/31/2020	1.49	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	7.6%	12/31/2024	$1.75	0	$0	0.25%	7.9%	12/31/2024	$1.79	0	$0	0.00%	8.2%
12/31/2023	1.58	0	0	0.50%	11.6%	12/31/2023	1.62	0	0	0.25%	11.9%	12/31/2023	1.66	0	0	0.00%	12.2%
12/31/2022	1.42	0	0	0.50%	-15.8%	12/31/2022	1.45	0	0	0.25%	-15.6%	12/31/2022	1.48	0	0	0.00%	-15.4%
12/31/2021	1.68	0	0	0.50%	10.9%	12/31/2021	1.72	0	0	0.25%	11.2%	12/31/2021	1.75	0	0	0.00%	11.5%
12/31/2020	1.52	0	0	0.50%	12.7%	12/31/2020	1.54	0	0	0.25%	13.0%	12/31/2020	1.57	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.5%
2021	2.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R2 Class - 06-013

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,421	$3,374	283
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$3,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,405	2,839	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.27
Band 50	-	-	1.31
Band 25	-	-	1.35
Band 0	-	-	1.39
Total	$3,405	2,839

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$195
Mortality & expense charges			(38)
Net investment income (loss)			157

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$158

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$157	$69
Net realized gain (loss)		-	(195)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	355

Increase (decrease) in net assets from operations		158	229

Contract owner transactions:
Proceeds from units sold		567	1,788
Cost of units redeemed		(29)	(770)
Account charges		-	(1)
Increase (decrease)		538	1,017
Net increase (decrease)		696	1,246
Net assets, beginning		2,709	1,463
Net assets, ending		$3,405	$2,709

Units sold		485	1,711
Units redeemed		(24)	(728)
Net increase (decrease)		461	983
Units outstanding, beginning		2,378	1,395
Units outstanding, ending		2,839	2,378

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,034
Cost of units redeemed/account charges			(818)
Net investment income (loss)			339
Net realized gain (loss)			(197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			47
Net assets			$3,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	3	$3	1.25%	5.3%	12/31/2024	$1.23	0	$0	1.00%	5.6%	12/31/2024	$1.27	0	$0	0.75%	5.8%
12/31/2023	1.14	2	3	1.25%	8.6%	12/31/2023	1.17	0	0	1.00%	8.8%	12/31/2023	1.20	0	0	0.75%	9.1%
12/31/2022	1.05	1	1	1.25%	-16.4%	12/31/2022	1.07	0	0	1.00%	-16.2%	12/31/2022	1.10	0	0	0.75%	-16.0%
12/31/2021	1.25	1	1	1.25%	-4.1%	12/31/2021	1.28	0	0	1.00%	-3.8%	12/31/2021	1.31	0	0	0.75%	-3.6%
12/31/2020	1.31	1	1	1.25%	6.2%	12/31/2020	1.33	0	0	1.00%	6.4%	12/31/2020	1.36	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	6.1%	12/31/2024	$1.35	0	$0	0.25%	6.4%	12/31/2024	$1.39	0	$0	0.00%	6.6%
12/31/2023	1.23	0	0	0.50%	9.4%	12/31/2023	1.27	0	0	0.25%	9.7%	12/31/2023	1.30	0	0	0.00%	9.9%
12/31/2022	1.13	0	0	0.50%	-15.8%	12/31/2022	1.15	0	0	0.25%	-15.6%	12/31/2022	1.18	0	0	0.00%	-15.3%
12/31/2021	1.34	0	0	0.50%	-3.4%	12/31/2021	1.37	0	0	0.25%	-3.1%	12/31/2021	1.40	0	0	0.00%	-2.9%
12/31/2020	1.38	0	0	0.50%	7.0%	12/31/2020	1.41	0	0	0.25%	7.2%	12/31/2020	1.44	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.4%
2023	4.2%
2022	5.6%
2021	3.5%
2020	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R3 Class - 06-061

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,918,791	$3,867,363	206,335
Receivables: investments sold	3,638
Payables: investments purchased	-
Net assets	$3,922,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,922,429	2,428,278	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.84
Total	$3,922,429	2,428,278

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$98,757
Mortality & expense charges			(49,495)
Net investment income (loss)			49,262

Gain (loss) on investments:
Net realized gain (loss)			38,668
Realized gain distributions			163,338
Net change in unrealized appreciation (depreciation)			17,528
Net gain (loss)			219,534

Increase (decrease) in net assets from operations			$268,796

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,262	$30,940
Net realized gain (loss)		38,668	(15,597)
Realized gain distributions		163,338	67,713
Net change in unrealized appreciation (depreciation)		17,528	303,038

Increase (decrease) in net assets from operations		268,796	386,094

Contract owner transactions:
Proceeds from units sold		448,623	438,671
Cost of units redeemed		(434,815)	(792,974)
Account charges		(67)	(229)
Increase (decrease)		13,741	(354,532)
Net increase (decrease)		282,537	31,562
Net assets, beginning		3,639,892	3,608,330
Net assets, ending		$3,922,429	$3,639,892

Units sold		282,489	316,359
Units redeemed		(267,009)	(560,840)
Net increase (decrease)		15,480	(244,481)
Units outstanding, beginning		2,412,798	2,657,279
Units outstanding, ending		2,428,278	2,412,798

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,016,428
Cost of units redeemed/account charges			(3,142,807)
Net investment income (loss)			222,056
Net realized gain (loss)			188,480
Realized gain distributions			586,844
Net change in unrealized appreciation (depreciation)			51,428
Net assets			$3,922,429

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	2,428	$3,922	1.25%	7.1%	12/31/2024	$1.66	0	$0	1.00%	7.3%	12/31/2024	$1.70	0	$0	0.75%	7.6%
12/31/2023	1.51	2,413	3,640	1.25%	11.1%	12/31/2023	1.54	0	0	1.00%	11.4%	12/31/2023	1.58	0	0	0.75%	11.7%
12/31/2022	1.36	2,657	3,608	1.25%	-16.3%	12/31/2022	1.39	0	0	1.00%	-16.1%	12/31/2022	1.42	0	0	0.75%	-15.8%
12/31/2021	1.62	2,677	4,341	1.25%	10.3%	12/31/2021	1.65	0	0	1.00%	10.6%	12/31/2021	1.68	0	0	0.75%	10.9%
12/31/2020	1.47	2,569	3,776	1.25%	12.2%	12/31/2020	1.49	0	0	1.00%	12.5%	12/31/2020	1.52	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	7.9%	12/31/2024	$1.79	0	$0	0.25%	8.2%	12/31/2024	$1.84	0	$0	0.00%	8.4%
12/31/2023	1.62	0	0	0.50%	11.9%	12/31/2023	1.66	0	0	0.25%	12.2%	12/31/2023	1.70	0	0	0.00%	12.5%
12/31/2022	1.45	0	0	0.50%	-15.6%	12/31/2022	1.48	0	0	0.25%	-15.4%	12/31/2022	1.51	0	0	0.00%	-15.2%
12/31/2021	1.72	0	0	0.50%	11.1%	12/31/2021	1.75	0	0	0.25%	11.4%	12/31/2021	1.78	0	0	0.00%	11.7%
12/31/2020	1.54	0	0	0.50%	13.0%	12/31/2020	1.57	0	0	0.25%	13.3%	12/31/2020	1.59	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.1%
2022	2.2%
2021	3.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R3 Class - 06-014 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,639,683
Cost of units redeemed/account charges			(4,781,687)
Net investment income (loss)			58,439
Net realized gain (loss)			80,977
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	5.6%	12/31/2024	$1.27	0	$0	1.00%	5.8%	12/31/2024	$1.31	0	$0	0.75%	6.1%
12/31/2023	1.17	0	0	1.25%	8.8%	12/31/2023	1.20	0	0	1.00%	9.0%	12/31/2023	1.23	0	0	0.75%	9.3%
12/31/2022	1.07	0	0	1.25%	-16.1%	12/31/2022	1.10	0	0	1.00%	-15.9%	12/31/2022	1.13	0	0	0.75%	-15.7%
12/31/2021	1.28	0	0	1.25%	-3.9%	12/31/2021	1.31	0	0	1.00%	-3.6%	12/31/2021	1.34	0	0	0.75%	-3.4%
12/31/2020	1.33	0	0	1.25%	6.5%	12/31/2020	1.36	0	0	1.00%	6.7%	12/31/2020	1.38	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	6.4%	12/31/2024	$1.38	0	$0	0.25%	6.6%	12/31/2024	$1.43	0	$0	0.00%	6.9%
12/31/2023	1.26	0	0	0.50%	9.6%	12/31/2023	1.30	0	0	0.25%	9.9%	12/31/2023	1.33	0	0	0.00%	10.1%
12/31/2022	1.15	0	0	0.50%	-15.5%	12/31/2022	1.18	0	0	0.25%	-15.3%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	-3.1%	12/31/2021	1.39	0	0	0.25%	-2.9%	12/31/2021	1.42	0	0	0.00%	-2.7%
12/31/2020	1.41	0	0	0.50%	7.3%	12/31/2020	1.44	0	0	0.25%	7.5%	12/31/2020	1.46	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R3 Class - 06-299

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,857	$356,531	14,269
Receivables: investments sold	606
Payables: investments purchased	-
Net assets	$354,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,463	137,965	$2.57
Band 100	-	-	2.66
Band 75	-	-	2.75
Band 50	-	-	2.84
Band 25	-	-	2.94
Band 0	-	-	3.04
Total	$354,463	137,965

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,780)
Net investment income (loss)			(4,780)

Gain (loss) on investments:
Net realized gain (loss)			(1,631)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,489
Net gain (loss)			22,858

Increase (decrease) in net assets from operations			$18,078

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,780)	$(5,254)
Net realized gain (loss)		(1,631)	(77,879)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,489	135,029

Increase (decrease) in net assets from operations		18,078	51,896

Contract owner transactions:
Proceeds from units sold		32,274	50,041
Cost of units redeemed		(73,053)	(384,884)
Account charges		(36)	(186)
Increase (decrease)		(40,815)	(335,029)
Net increase (decrease)		(22,737)	(283,133)
Net assets, beginning		377,200	660,333
Net assets, ending		$354,463	$377,200

Units sold		12,634	21,122
Units redeemed		(28,440)	(160,089)
Net increase (decrease)		(15,806)	(138,967)
Units outstanding, beginning		153,771	292,738
Units outstanding, ending		137,965	153,771

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,086,997
Cost of units redeemed/account charges			(2,556,371)
Net investment income (loss)			(52,324)
Net realized gain (loss)			(472,505)
Realized gain distributions			351,340
Net change in unrealized appreciation (depreciation)			(2,674)
Net assets			$354,463

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.57	138	$354	1.25%	4.7%	12/31/2024	$2.66	0	$0	1.00%	5.0%	12/31/2024	$2.75	0	$0	0.75%	5.3%
12/31/2023	2.45	154	377	1.25%	12.6%	12/31/2023	2.53	0	0	1.00%	12.8%	12/31/2023	2.61	0	0	0.75%	13.1%
12/31/2022	2.18	227	494	1.25%	-30.7%	12/31/2022	2.24	0	0	1.00%	-30.5%	12/31/2022	2.31	0	0	0.75%	-30.3%
12/31/2021	3.14	331	1,040	1.25%	0.0%	12/31/2021	3.23	0	0	1.00%	0.3%	12/31/2021	3.31	0	0	0.75%	0.5%
12/31/2020	3.14	151	476	1.25%	42.8%	12/31/2020	3.22	0	0	1.00%	43.2%	12/31/2020	3.30	0	0	0.75%	43.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.84	0	$0	0.50%	5.5%	12/31/2024	$2.94	0	$0	0.25%	5.8%	12/31/2024	$3.04	0	$0	0.00%	6.1%
12/31/2023	2.69	0	0	0.50%	13.4%	12/31/2023	2.78	0	0	0.25%	13.7%	12/31/2023	2.87	0	0	0.00%	14.0%
12/31/2022	2.38	0	0	0.50%	-30.2%	12/31/2022	2.45	0	0	0.25%	-30.0%	12/31/2022	2.52	66	167	0.00%	-29.8%
12/31/2021	3.40	0	0	0.50%	0.8%	12/31/2021	3.49	0	0	0.25%	1.0%	12/31/2021	3.59	0	0	0.00%	1.3%
12/31/2020	3.38	0	0	0.50%	43.9%	12/31/2020	3.46	0	0	0.25%	44.3%	12/31/2020	3.54	0	0	0.00%	44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R2 Class - 06-076

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$562,245	$536,573	24,128
Receivables: investments sold	1,388
Payables: investments purchased	-
Net assets	$563,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,633	313,812	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	2.00
Band 0	-	-	2.05
Total	$563,633	313,812

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,955
Mortality & expense charges			(7,276)
Net investment income (loss)			2,679

Gain (loss) on investments:
Net realized gain (loss)			8,055
Realized gain distributions			21,639
Net change in unrealized appreciation (depreciation)			16,094
Net gain (loss)			45,788

Increase (decrease) in net assets from operations			$48,467

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,679	$1,455
Net realized gain (loss)		8,055	(546)
Realized gain distributions		21,639	10,756
Net change in unrealized appreciation (depreciation)		16,094	49,702

Increase (decrease) in net assets from operations		48,467	61,367

Contract owner transactions:
Proceeds from units sold		54,896	41,925
Cost of units redeemed		(91,244)	(15,485)
Account charges		(303)	(242)
Increase (decrease)		(36,651)	26,198
Net increase (decrease)		11,816	87,565
Net assets, beginning		551,817	464,252
Net assets, ending		$563,633	$551,817

Units sold		31,702	27,185
Units redeemed		(52,168)	(10,234)
Net increase (decrease)		(20,466)	16,951
Units outstanding, beginning		334,278	317,327
Units outstanding, ending		313,812	334,278

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,387,508
Cost of units redeemed/account charges			(1,044,265)
Net investment income (loss)			15,281
Net realized gain (loss)			79,903
Realized gain distributions			99,534
Net change in unrealized appreciation (depreciation)			25,672
Net assets			$563,633

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	314	$564	1.25%	8.8%	12/31/2024	$1.84	0	$0	1.00%	9.1%	12/31/2024	$1.89	0	$0	0.75%	9.4%
12/31/2023	1.65	334	552	1.25%	12.8%	12/31/2023	1.69	0	0	1.00%	13.1%	12/31/2023	1.73	0	0	0.75%	13.4%
12/31/2022	1.46	317	464	1.25%	-17.3%	12/31/2022	1.49	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.77	317	562	1.25%	14.0%	12/31/2021	1.80	0	0	1.00%	14.3%	12/31/2021	1.84	0	0	0.75%	14.6%
12/31/2020	1.55	406	629	1.25%	12.8%	12/31/2020	1.58	0	0	1.00%	13.1%	12/31/2020	1.60	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	9.6%	12/31/2024	$2.00	0	$0	0.25%	9.9%	12/31/2024	$2.05	0	$0	0.00%	10.2%
12/31/2023	1.77	0	0	0.50%	13.7%	12/31/2023	1.82	0	0	0.25%	14.0%	12/31/2023	1.86	0	0	0.00%	14.2%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.59	0	0	0.25%	-16.5%	12/31/2022	1.63	0	0	0.00%	-16.3%
12/31/2021	1.87	0	0	0.50%	14.9%	12/31/2021	1.91	0	0	0.25%	15.2%	12/31/2021	1.94	0	0	0.00%	15.4%
12/31/2020	1.63	0	0	0.50%	13.6%	12/31/2020	1.66	0	0	0.25%	13.9%	12/31/2020	1.68	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.5%
2022	1.8%
2021	2.8%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R2 Class - 06-298

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,883	$61,043	2,535
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$54,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,911	22,104	$2.48
Band 100	-	-	2.57
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.84
Band 0	-	-	2.94
Total	$54,911	22,104

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(672)
Net investment income (loss)			(672)

Gain (loss) on investments:
Net realized gain (loss)			(13,826)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,620
Net gain (loss)			2,794

Increase (decrease) in net assets from operations			$2,122

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(672)	$(824)
Net realized gain (loss)		(13,826)	(3,699)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,620	12,106

Increase (decrease) in net assets from operations		2,122	7,583

Contract owner transactions:
Proceeds from units sold		14,337	17,219
Cost of units redeemed		(35,540)	(6,694)
Account charges		(17)	(99)
Increase (decrease)		(21,220)	10,426
Net increase (decrease)		(19,098)	18,009
Net assets, beginning		74,009	56,000
Net assets, ending		$54,911	$74,009

Units sold		8,416	7,718
Units redeemed		(17,441)	(3,029)
Net increase (decrease)		(9,025)	4,689
Units outstanding, beginning		31,129	26,440
Units outstanding, ending		22,104	31,129

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,778,684
Cost of units redeemed/account charges			(1,795,234)
Net investment income (loss)			(25,422)
Net realized gain (loss)			(43,490)
Realized gain distributions			146,533
Net change in unrealized appreciation (depreciation)			(6,160)
Net assets			$54,911

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	22	$55	1.25%	4.5%	12/31/2024	$2.57	0	$0	1.00%	4.8%	12/31/2024	$2.66	0	$0	0.75%	5.0%
12/31/2023	2.38	31	74	1.25%	12.3%	12/31/2023	2.45	0	0	1.00%	12.5%	12/31/2023	2.53	0	0	0.75%	12.8%
12/31/2022	2.12	26	56	1.25%	-30.8%	12/31/2022	2.18	0	0	1.00%	-30.7%	12/31/2022	2.24	0	0	0.75%	-30.5%
12/31/2021	3.06	24	73	1.25%	-0.3%	12/31/2021	3.14	0	0	1.00%	0.0%	12/31/2021	3.23	0	0	0.75%	0.2%
12/31/2020	3.07	32	99	1.25%	42.5%	12/31/2020	3.14	0	0	1.00%	42.9%	12/31/2020	3.22	0	0	0.75%	43.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.75	0	$0	0.50%	5.3%	12/31/2024	$2.84	0	$0	0.25%	5.5%	12/31/2024	$2.94	0	$0	0.00%	5.8%
12/31/2023	2.61	0	0	0.50%	13.1%	12/31/2023	2.69	0	0	0.25%	13.4%	12/31/2023	2.78	0	0	0.00%	13.7%
12/31/2022	2.31	0	0	0.50%	-30.3%	12/31/2022	2.38	0	0	0.25%	-30.1%	12/31/2022	2.45	0	0	0.00%	-30.0%
12/31/2021	3.31	0	0	0.50%	0.5%	12/31/2021	3.40	0	0	0.25%	0.7%	12/31/2021	3.49	0	0	0.00%	1.0%
12/31/2020	3.30	0	0	0.50%	43.6%	12/31/2020	3.38	0	0	0.25%	43.9%	12/31/2020	3.46	0	0	0.00%	44.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R3 Class - 06-060

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$334,568	$320,832	14,062
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$334,540

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$334,540	181,431	$1.84
Band 100	-	-	1.89
Band 75	-	-	1.94
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$334,540	181,431

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,640
Mortality & expense charges			(4,201)
Net investment income (loss)			2,439

Gain (loss) on investments:
Net realized gain (loss)			3,980
Realized gain distributions			12,604
Net change in unrealized appreciation (depreciation)			8,610
Net gain (loss)			25,194

Increase (decrease) in net assets from operations			$27,633

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,439	$1,873
Net realized gain (loss)		3,980	(2,337)
Realized gain distributions		12,604	6,635
Net change in unrealized appreciation (depreciation)		8,610	31,457

Increase (decrease) in net assets from operations		27,633	37,628

Contract owner transactions:
Proceeds from units sold		39,102	66,913
Cost of units redeemed		(76,920)	(24,186)
Account charges		(1,825)	(1,542)
Increase (decrease)		(39,643)	41,185
Net increase (decrease)		(12,010)	78,813
Net assets, beginning		346,550	267,737
Net assets, ending		$334,540	$346,550

Units sold		21,461	49,363
Units redeemed		(44,938)	(23,612)
Net increase (decrease)		(23,477)	25,751
Units outstanding, beginning		204,908	179,157
Units outstanding, ending		181,431	204,908

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,061,395
Cost of units redeemed/account charges			(886,711)
Net investment income (loss)			20,629
Net realized gain (loss)			42,067
Realized gain distributions			83,424
Net change in unrealized appreciation (depreciation)			13,736
Net assets			$334,540

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	181	$335	1.25%	9.0%	12/31/2024	$1.89	0	$0	1.00%	9.3%	12/31/2024	$1.94	0	$0	0.75%	9.6%
12/31/2023	1.69	205	347	1.25%	13.2%	12/31/2023	1.73	0	0	1.00%	13.5%	12/31/2023	1.77	0	0	0.75%	13.7%
12/31/2022	1.49	179	268	1.25%	-17.1%	12/31/2022	1.53	0	0	1.00%	-16.9%	12/31/2022	1.56	0	0	0.75%	-16.7%
12/31/2021	1.80	102	184	1.25%	14.3%	12/31/2021	1.84	0	0	1.00%	14.6%	12/31/2021	1.87	0	0	0.75%	14.8%
12/31/2020	1.58	165	260	1.25%	13.1%	12/31/2020	1.60	0	0	1.00%	13.3%	12/31/2020	1.63	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	9.9%	12/31/2024	$2.05	0	$0	0.25%	10.1%	12/31/2024	$2.10	0	$0	0.00%	10.4%
12/31/2023	1.82	0	0	0.50%	14.0%	12/31/2023	1.86	0	0	0.25%	14.3%	12/31/2023	1.90	0	0	0.00%	14.6%
12/31/2022	1.59	0	0	0.50%	-16.5%	12/31/2022	1.63	0	0	0.25%	-16.3%	12/31/2022	1.66	0	0	0.00%	-16.1%
12/31/2021	1.91	0	0	0.50%	15.1%	12/31/2021	1.94	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.66	0	0	0.50%	13.9%	12/31/2020	1.68	0	0	0.25%	14.2%	12/31/2020	1.71	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.8%
2022	2.6%
2021	4.3%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R3 Class - 06-388

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,336	$46,825	2,129
Receivables: investments sold	439
Payables: investments purchased	-
Net assets	$47,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,775	16,155	$2.96
Band 100	-	-	3.07
Band 75	-	-	3.18
Band 50	-	-	3.30
Band 25	-	-	3.42
Band 0	-	-	3.55
Total	$47,775	16,155

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,220
Mortality & expense charges			(711)
Net investment income (loss)			509

Gain (loss) on investments:
Net realized gain (loss)			(697)
Realized gain distributions			751
Net change in unrealized appreciation (depreciation)			6,358
Net gain (loss)			6,412

Increase (decrease) in net assets from operations			$6,921

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$509	$507
Net realized gain (loss)		(697)	(3,799)
Realized gain distributions		751	1,622
Net change in unrealized appreciation (depreciation)		6,358	(1,850)

Increase (decrease) in net assets from operations		6,921	(3,520)

Contract owner transactions:
Proceeds from units sold		30,190	6,765
Cost of units redeemed		(37,388)	(34,938)
Account charges		(290)	(21)
Increase (decrease)		(7,488)	(28,194)
Net increase (decrease)		(567)	(31,714)
Net assets, beginning		48,342	80,056
Net assets, ending		$47,775	$48,342

Units sold		10,777	2,538
Units redeemed		(12,597)	(13,310)
Net increase (decrease)		(1,820)	(10,772)
Units outstanding, beginning		17,975	28,747
Units outstanding, ending		16,155	17,975

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$740,249
Cost of units redeemed/account charges			(787,878)
Net investment income (loss)			19,852
Net realized gain (loss)			28,659
Realized gain distributions			46,382
Net change in unrealized appreciation (depreciation)			511
Net assets			$47,775

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.96	16	$48	1.25%	10.0%	12/31/2024	$3.07	0	$0	1.00%	10.2%	12/31/2024	$3.18	0	$0	0.75%	10.5%
12/31/2023	2.69	18	48	1.25%	-3.4%	12/31/2023	2.78	0	0	1.00%	-3.2%	12/31/2023	2.88	0	0	0.75%	-2.9%
12/31/2022	2.78	29	80	1.25%	-0.8%	12/31/2022	2.87	0	0	1.00%	-0.6%	12/31/2022	2.97	0	0	0.75%	-0.3%
12/31/2021	2.81	29	81	1.25%	12.4%	12/31/2021	2.89	0	0	1.00%	12.7%	12/31/2021	2.97	0	0	0.75%	13.0%
12/31/2020	2.50	33	83	1.25%	4.7%	12/31/2020	2.56	0	0	1.00%	5.0%	12/31/2020	2.63	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	0	$0	0.50%	10.8%	12/31/2024	$3.42	0	$0	0.25%	11.1%	12/31/2024	$3.55	0	$0	0.00%	11.4%
12/31/2023	2.98	0	0	0.50%	-2.7%	12/31/2023	3.08	0	0	0.25%	-2.5%	12/31/2023	3.19	0	0	0.00%	-2.2%
12/31/2022	3.06	0	0	0.50%	-0.1%	12/31/2022	3.16	0	0	0.25%	0.2%	12/31/2022	3.26	0	0	0.00%	0.4%
12/31/2021	3.06	0	0	0.50%	13.3%	12/31/2021	3.15	0	0	0.25%	13.6%	12/31/2021	3.25	0	0	0.00%	13.9%
12/31/2020	2.70	0	0	0.50%	5.5%	12/31/2020	2.78	0	0	0.25%	5.8%	12/31/2020	2.85	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.0%
2022	1.8%
2021	1.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R2 Class - 06-379

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,146	$87,070	2,993
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$82,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,310	40,833	$2.02
Band 100	-	-	2.09
Band 75	-	-	2.17
Band 50	-	-	2.26
Band 25	-	-	2.34
Band 0	-	-	2.43
Total	$82,310	40,833

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,762
Mortality & expense charges			(1,165)
Net investment income (loss)			597

Gain (loss) on investments:
Net realized gain (loss)			529
Realized gain distributions			4,263
Net change in unrealized appreciation (depreciation)			(6,199)
Net gain (loss)			(1,407)

Increase (decrease) in net assets from operations			$(810)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$597	$205
Net realized gain (loss)		529	(12,469)
Realized gain distributions		4,263	2,595
Net change in unrealized appreciation (depreciation)		(6,199)	25,688

Increase (decrease) in net assets from operations		(810)	16,019

Contract owner transactions:
Proceeds from units sold		8,142	33,165
Cost of units redeemed		(38,240)	(157,330)
Account charges		(21)	(21)
Increase (decrease)		(30,119)	(124,186)
Net increase (decrease)		(30,929)	(108,167)
Net assets, beginning		113,239	221,406
Net assets, ending		$82,310	$113,239

Units sold		3,942	17,929
Units redeemed		(18,802)	(83,185)
Net increase (decrease)		(14,860)	(65,256)
Units outstanding, beginning		55,693	120,949
Units outstanding, ending		40,833	55,693

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,129,205
Cost of units redeemed/account charges			(1,192,455)
Net investment income (loss)			(16,433)
Net realized gain (loss)			106,534
Realized gain distributions			60,383
Net change in unrealized appreciation (depreciation)			(4,924)
Net assets			$82,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	41	$82	1.25%	-0.9%	12/31/2024	$2.09	0	$0	1.00%	-0.6%	12/31/2024	$2.17	0	$0	0.75%	-0.4%
12/31/2023	2.03	56	113	1.25%	11.1%	12/31/2023	2.11	0	0	1.00%	11.4%	12/31/2023	2.18	0	0	0.75%	11.6%
12/31/2022	1.83	121	221	1.25%	-20.0%	12/31/2022	1.89	0	0	1.00%	-19.8%	12/31/2022	1.95	0	0	0.75%	-19.6%
12/31/2021	2.29	123	281	1.25%	3.1%	12/31/2021	2.36	0	0	1.00%	3.4%	12/31/2021	2.43	0	0	0.75%	3.6%
12/31/2020	2.22	116	256	1.25%	8.1%	12/31/2020	2.28	0	0	1.00%	8.3%	12/31/2020	2.35	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	-0.1%	12/31/2024	$2.34	0	$0	0.25%	0.1%	12/31/2024	$2.43	0	$0	0.00%	0.4%
12/31/2023	2.26	0	0	0.50%	11.9%	12/31/2023	2.34	0	0	0.25%	12.2%	12/31/2023	2.42	0	0	0.00%	12.5%
12/31/2022	2.02	0	0	0.50%	-19.4%	12/31/2022	2.09	0	0	0.25%	-19.2%	12/31/2022	2.15	0	0	0.00%	-19.0%
12/31/2021	2.50	0	0	0.50%	3.9%	12/31/2021	2.58	0	0	0.25%	4.1%	12/31/2021	2.66	0	0	0.00%	4.4%
12/31/2020	2.41	0	0	0.50%	8.9%	12/31/2020	2.48	0	0	0.25%	9.2%	12/31/2020	2.55	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.0%
2022	0.2%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R2 Class - 06-389

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,185	$75,356	3,044
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$68,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,811	22,384	$2.85
Band 100	4,320	1,461	2.96
Band 75	-	-	3.07
Band 50	-	-	3.18
Band 25	-	-	3.30
Band 0	-	-	3.42
Total	$68,131	23,845

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,916
Mortality & expense charges			(1,326)
Net investment income (loss)			590

Gain (loss) on investments:
Net realized gain (loss)			10,223
Realized gain distributions			1,782
Net change in unrealized appreciation (depreciation)			(2,358)
Net gain (loss)			9,647

Increase (decrease) in net assets from operations			$10,237

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$590	$795
Net realized gain (loss)		10,223	(16,708)
Realized gain distributions		1,782	5,133
Net change in unrealized appreciation (depreciation)		(2,358)	8,240

Increase (decrease) in net assets from operations		10,237	(2,540)

Contract owner transactions:
Proceeds from units sold		561,638	310,158
Cost of units redeemed		(598,938)	(397,283)
Account charges		(32)	(204)
Increase (decrease)		(37,332)	(87,329)
Net increase (decrease)		(27,095)	(89,869)
Net assets, beginning		95,226	185,095
Net assets, ending		$68,131	$95,226

Units sold		200,951	116,001
Units redeemed		(213,711)	(147,975)
Net increase (decrease)		(12,760)	(31,974)
Units outstanding, beginning		36,605	68,579
Units outstanding, ending		23,845	36,605

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,805,064
Cost of units redeemed/account charges			(3,935,609)
Net investment income (loss)			47,622
Net realized gain (loss)			4,115
Realized gain distributions			154,110
Net change in unrealized appreciation (depreciation)			(7,171)
Net assets			$68,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.85	22	$64	1.25%	9.7%	12/31/2024	$2.96	1	$4	1.00%	10.0%	12/31/2024	$3.07	0	$0	0.75%	10.3%
12/31/2023	2.60	35	91	1.25%	-3.7%	12/31/2023	2.69	1	4	1.00%	-3.4%	12/31/2023	2.78	0	0	0.75%	-3.2%
12/31/2022	2.70	67	181	1.25%	-1.1%	12/31/2022	2.78	1	4	1.00%	-0.8%	12/31/2022	2.87	0	0	0.75%	-0.6%
12/31/2021	2.73	49	133	1.25%	12.2%	12/31/2021	2.81	2	4	1.00%	12.5%	12/31/2021	2.89	0	0	0.75%	12.8%
12/31/2020	2.43	34	83	1.25%	4.4%	12/31/2020	2.49	2	4	1.00%	4.7%	12/31/2020	2.56	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.18	0	$0	0.50%	10.6%	12/31/2024	$3.30	0	$0	0.25%	10.8%	12/31/2024	$3.42	0	$0	0.00%	11.1%
12/31/2023	2.88	0	0	0.50%	-3.0%	12/31/2023	2.98	0	0	0.25%	-2.7%	12/31/2023	3.08	0	0	0.00%	-2.5%
12/31/2022	2.96	0	0	0.50%	-0.3%	12/31/2022	3.06	0	0	0.25%	-0.1%	12/31/2022	3.16	0	0	0.00%	0.2%
12/31/2021	2.97	0	0	0.50%	13.0%	12/31/2021	3.06	0	0	0.25%	13.3%	12/31/2021	3.15	0	0	0.00%	13.6%
12/31/2020	2.63	0	0	0.50%	5.2%	12/31/2020	2.70	0	0	0.25%	5.5%	12/31/2020	2.77	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.2%
2022	1.4%
2021	1.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund A Class - 06-360

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$910,132	$960,292	32,080
Receivables: investments sold	6,731
Payables: investments purchased	-
Net assets	$916,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$916,863	228,127	$4.02
Band 100	-	-	4.24
Band 75	-	-	4.47
Band 50	-	-	4.71
Band 25	-	-	4.97
Band 0	-	-	5.33
Total	$916,863	228,127

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,151
Mortality & expense charges			(11,741)
Net investment income (loss)			8,410

Gain (loss) on investments:
Net realized gain (loss)			4,207
Realized gain distributions			44,936
Net change in unrealized appreciation (depreciation)			(62,657)
Net gain (loss)			(13,514)

Increase (decrease) in net assets from operations			$(5,104)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,410	$2,846
Net realized gain (loss)		4,207	(8,463)
Realized gain distributions		44,936	20,375
Net change in unrealized appreciation (depreciation)		(62,657)	96,317

Increase (decrease) in net assets from operations		(5,104)	111,075

Contract owner transactions:
Proceeds from units sold		99,945	70,576
Cost of units redeemed		(100,936)	(393,545)
Account charges		(390)	(514)
Increase (decrease)		(1,381)	(323,483)
Net increase (decrease)		(6,485)	(212,408)
Net assets, beginning		923,348	1,135,756
Net assets, ending		$916,863	$923,348

Units sold		25,314	18,573
Units redeemed		(25,528)	(103,064)
Net increase (decrease)		(214)	(84,491)
Units outstanding, beginning		228,341	312,832
Units outstanding, ending		228,127	228,341

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,435,363
Cost of units redeemed/account charges			(26,382,360)
Net investment income (loss)			(188,150)
Net realized gain (loss)			3,033,921
Realized gain distributions			2,068,249
Net change in unrealized appreciation (depreciation)			(50,160)
Net assets			$916,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.02	228	$917	1.25%	-0.6%	12/31/2024	$4.24	0	$0	1.00%	-0.4%	12/31/2024	$4.47	0	$0	0.75%	-0.1%
12/31/2023	4.04	228	923	1.25%	11.4%	12/31/2023	4.25	0	0	1.00%	11.7%	12/31/2023	4.47	0	0	0.75%	11.9%
12/31/2022	3.63	313	1,136	1.25%	-19.8%	12/31/2022	3.81	0	0	1.00%	-19.6%	12/31/2022	4.00	0	0	0.75%	-19.4%
12/31/2021	4.53	418	1,891	1.25%	3.4%	12/31/2021	4.74	0	0	1.00%	3.6%	12/31/2021	4.96	0	0	0.75%	3.9%
12/31/2020	4.38	474	2,078	1.25%	8.3%	12/31/2020	4.57	0	0	1.00%	8.6%	12/31/2020	4.77	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.71	0	$0	0.50%	0.1%	12/31/2024	$4.97	0	$0	0.25%	0.4%	12/31/2024	$5.33	0	$0	0.00%	0.6%
12/31/2023	4.71	0	0	0.50%	12.2%	12/31/2023	4.95	0	0	0.25%	12.5%	12/31/2023	5.30	0	0	0.00%	12.8%
12/31/2022	4.19	0	0	0.50%	-19.2%	12/31/2022	4.40	0	0	0.25%	-19.0%	12/31/2022	4.70	0	0	0.00%	-18.8%
12/31/2021	5.19	0	0	0.50%	4.1%	12/31/2021	5.43	0	0	0.25%	4.4%	12/31/2021	5.78	0	0	0.00%	4.7%
12/31/2020	4.99	0	0	0.50%	9.2%	12/31/2020	5.20	0	0	0.25%	9.4%	12/31/2020	5.53	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.4%
2022	0.4%
2021	0.9%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund A Class - 06-375

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,078,792	$1,960,763	43,030
Receivables: investments sold	5,189
Payables: investments purchased	-
Net assets	$2,083,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,083,981	463,490	$4.50
Band 100	-	-	4.74
Band 75	-	-	5.00
Band 50	-	-	5.27
Band 25	-	-	5.56
Band 0	-	-	5.96
Total	$2,083,981	463,490

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,930
Mortality & expense charges			(27,621)
Net investment income (loss)			5,309

Gain (loss) on investments:
Net realized gain (loss)			51,695
Realized gain distributions			147,746
Net change in unrealized appreciation (depreciation)			13,103
Net gain (loss)			212,544

Increase (decrease) in net assets from operations			$217,853

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,309	$5,716
Net realized gain (loss)		51,695	67,170
Realized gain distributions		147,746	133,889
Net change in unrealized appreciation (depreciation)		13,103	(74,017)

Increase (decrease) in net assets from operations		217,853	132,758

Contract owner transactions:
Proceeds from units sold		219,773	587,170
Cost of units redeemed		(500,968)	(894,024)
Account charges		(1,817)	(1,801)
Increase (decrease)		(283,012)	(308,655)
Net increase (decrease)		(65,159)	(175,897)
Net assets, beginning		2,149,140	2,325,037
Net assets, ending		$2,083,981	$2,149,140

Units sold		50,532	153,584
Units redeemed		(114,005)	(234,095)
Net increase (decrease)		(63,473)	(80,511)
Units outstanding, beginning		526,963	607,474
Units outstanding, ending		463,490	526,963

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$68,980,243
Cost of units redeemed/account charges			(83,637,876)
Net investment income (loss)			1,086,836
Net realized gain (loss)			11,548,435
Realized gain distributions			3,988,314
Net change in unrealized appreciation (depreciation)			118,029
Net assets			$2,083,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.50	463	$2,084	1.25%	10.2%	12/31/2024	$4.74	0	$0	1.00%	10.5%	12/31/2024	$5.00	0	$0	0.75%	10.8%
12/31/2023	4.08	527	2,149	1.25%	6.6%	12/31/2023	4.29	0	0	1.00%	6.8%	12/31/2023	4.51	0	0	0.75%	7.1%
12/31/2022	3.83	607	2,325	1.25%	-7.3%	12/31/2022	4.02	0	0	1.00%	-7.1%	12/31/2022	4.21	0	0	0.75%	-6.8%
12/31/2021	4.13	740	3,054	1.25%	23.5%	12/31/2021	4.32	0	0	1.00%	23.8%	12/31/2021	4.52	0	0	0.75%	24.1%
12/31/2020	3.34	2,384	7,968	1.25%	2.4%	12/31/2020	3.49	0	0	1.00%	2.6%	12/31/2020	3.64	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.27	0	$0	0.50%	11.1%	12/31/2024	$5.56	0	$0	0.25%	11.4%	12/31/2024	$5.96	0	$0	0.00%	11.6%
12/31/2023	4.75	0	0	0.50%	7.4%	12/31/2023	4.99	0	0	0.25%	7.6%	12/31/2023	5.34	0	0	0.00%	7.9%
12/31/2022	4.42	0	0	0.50%	-6.6%	12/31/2022	4.64	0	0	0.25%	-6.4%	12/31/2022	4.95	0	0	0.00%	-6.1%
12/31/2021	4.73	0	0	0.50%	24.5%	12/31/2021	4.96	0	0	0.25%	24.8%	12/31/2021	5.27	0	0	0.00%	25.1%
12/31/2020	3.80	0	0	0.50%	3.1%	12/31/2020	3.97	0	0	0.25%	3.4%	12/31/2020	4.22	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.6%
2022	1.5%
2021	1.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R3 Class - 06-773

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,603	$297,026	7,226
Receivables: investments sold	182
Payables: investments purchased	-
Net assets	$253,785

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,785	105,351	$2.41
Band 100	-	-	2.48
Band 75	-	-	2.56
Band 50	-	-	2.64
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$253,785	105,351

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,447
Mortality & expense charges			(2,710)
Net investment income (loss)			1,737

Gain (loss) on investments:
Net realized gain (loss)			(11,009)
Realized gain distributions			24,787
Net change in unrealized appreciation (depreciation)			(2,794)
Net gain (loss)			10,984

Increase (decrease) in net assets from operations			$12,721

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,737	$1,046
Net realized gain (loss)		(11,009)	(3,340)
Realized gain distributions		24,787	22,268
Net change in unrealized appreciation (depreciation)		(2,794)	14,148

Increase (decrease) in net assets from operations		12,721	34,122

Contract owner transactions:
Proceeds from units sold		112,761	52,953
Cost of units redeemed		(118,824)	(53,137)
Account charges		(118)	(417)
Increase (decrease)		(6,181)	(601)
Net increase (decrease)		6,540	33,521
Net assets, beginning		247,245	213,724
Net assets, ending		$253,785	$247,245

Units sold		45,078	25,435
Units redeemed		(48,364)	(25,868)
Net increase (decrease)		(3,286)	(433)
Units outstanding, beginning		108,637	109,070
Units outstanding, ending		105,351	108,637

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,950,222
Cost of units redeemed/account charges			(35,149,487)
Net investment income (loss)			180,510
Net realized gain (loss)			3,503,407
Realized gain distributions			812,556
Net change in unrealized appreciation (depreciation)			(43,423)
Net assets			$253,785

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	105	$254	1.25%	5.8%	12/31/2024	$2.48	0	$0	1.00%	6.1%	12/31/2024	$2.56	0	$0	0.75%	6.4%
12/31/2023	2.28	109	247	1.25%	16.1%	12/31/2023	2.34	0	0	1.00%	16.4%	12/31/2023	2.41	0	0	0.75%	16.7%
12/31/2022	1.96	109	214	1.25%	-24.2%	12/31/2022	2.01	0	0	1.00%	-24.0%	12/31/2022	2.06	0	0	0.75%	-23.8%
12/31/2021	2.59	120	309	1.25%	8.9%	12/31/2021	2.65	0	0	1.00%	9.2%	12/31/2021	2.71	0	0	0.75%	9.5%
12/31/2020	2.37	577	1,370	1.25%	18.7%	12/31/2020	2.42	0	0	1.00%	19.0%	12/31/2020	2.47	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	0	$0	0.50%	6.6%	12/31/2024	$2.72	0	$0	0.25%	6.9%	12/31/2024	$2.80	0	$0	0.00%	7.2%
12/31/2023	2.47	0	0	0.50%	17.0%	12/31/2023	2.54	0	0	0.25%	17.3%	12/31/2023	2.62	0	0	0.00%	17.6%
12/31/2022	2.11	0	0	0.50%	-23.7%	12/31/2022	2.17	0	0	0.25%	-23.5%	12/31/2022	2.22	0	0	0.00%	-23.3%
12/31/2021	2.77	0	0	0.50%	9.8%	12/31/2021	2.83	0	0	0.25%	10.0%	12/31/2021	2.90	0	0	0.00%	10.3%
12/31/2020	2.52	0	0	0.50%	19.6%	12/31/2020	2.57	0	0	0.25%	19.9%	12/31/2020	2.63	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.7%
2022	0.6%
2021	0.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R2 Class - 06-CMG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,389	$122,798	2,034
Receivables: investments sold	478
Payables: investments purchased	-
Net assets	$112,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,867	27,667	$4.08
Band 100	-	-	4.17
Band 75	-	-	4.26
Band 50	-	-	4.35
Band 25	-	-	4.45
Band 0	-	-	4.54
Total	$112,867	27,667

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(639)
Net investment income (loss)			(639)

Gain (loss) on investments:
Net realized gain (loss)			(5,770)
Realized gain distributions			21,628
Net change in unrealized appreciation (depreciation)			(9,202)
Net gain (loss)			6,656

Increase (decrease) in net assets from operations			$6,017

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(639)	$(247)
Net realized gain (loss)		(5,770)	2,644
Realized gain distributions		21,628	2,317
Net change in unrealized appreciation (depreciation)		(9,202)	2,726

Increase (decrease) in net assets from operations		6,017	7,440

Contract owner transactions:
Proceeds from units sold		703,299	186,757
Cost of units redeemed		(618,340)	(245,754)
Account charges		(3)	(10)
Increase (decrease)		84,956	(59,007)
Net increase (decrease)		90,973	(51,567)
Net assets, beginning		21,894	73,461
Net assets, ending		$112,867	$21,894

Units sold		184,665	75,311
Units redeemed		(164,215)	(104,797)
Net increase (decrease)		20,450	(29,486)
Units outstanding, beginning		7,217	36,703
Units outstanding, ending		27,667	7,217

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,275,027
Cost of units redeemed/account charges			(1,171,186)
Net investment income (loss)			(2,273)
Net realized gain (loss)			(12,904)
Realized gain distributions			34,612
Net change in unrealized appreciation (depreciation)			(10,409)
Net assets			$112,867

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.08	28	$113	1.25%	34.5%	12/31/2024	$4.17	0	$0	1.00%	34.8%	12/31/2024	$4.26	0	$0	0.75%	35.1%
12/31/2023	3.03	7	22	1.25%	51.6%	12/31/2023	3.09	0	0	1.00%	52.0%	12/31/2023	3.15	0	0	0.75%	52.3%
12/31/2022	2.00	37	73	1.25%	-37.2%	12/31/2022	2.03	0	0	1.00%	-37.0%	12/31/2022	2.07	0	0	0.75%	-36.8%
12/31/2021	3.18	9	29	1.25%	11.7%	12/31/2021	3.23	0	0	1.00%	12.0%	12/31/2021	3.28	0	0	0.75%	12.3%
12/31/2020	2.85	8	23	1.25%	43.9%	12/31/2020	2.88	0	0	1.00%	44.2%	12/31/2020	2.92	0	0	0.75%	44.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.35	0	$0	0.50%	35.5%	12/31/2024	$4.45	0	$0	0.25%	35.8%	12/31/2024	$4.54	0	$0	0.00%	36.2%
12/31/2023	3.21	0	0	0.50%	52.7%	12/31/2023	3.27	0	0	0.25%	53.1%	12/31/2023	3.34	0	0	0.00%	53.5%
12/31/2022	2.10	0	0	0.50%	-36.7%	12/31/2022	2.14	0	0	0.25%	-36.5%	12/31/2022	2.17	0	0	0.00%	-36.4%
12/31/2021	3.32	0	0	0.50%	12.5%	12/31/2021	3.37	0	0	0.25%	12.8%	12/31/2021	3.42	0	0	0.00%	13.1%
12/31/2020	2.95	0	0	0.50%	45.0%	12/31/2020	2.99	0	0	0.25%	45.3%	12/31/2020	3.02	0	0	0.00%	45.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R3 Class - 06-CMH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,124	$84,244	1,392
Receivables: investments sold	177
Payables: investments purchased	-
Net assets	$86,301

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,301	20,708	$4.17
Band 100	-	-	4.26
Band 75	-	-	4.35
Band 50	-	-	4.45
Band 25	-	-	4.54
Band 0	-	-	4.64
Total	$86,301	20,708

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,042)
Net investment income (loss)			(1,042)

Gain (loss) on investments:
Net realized gain (loss)			1,249
Realized gain distributions			11,519
Net change in unrealized appreciation (depreciation)			12,234
Net gain (loss)			25,002

Increase (decrease) in net assets from operations			$23,960

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,042)	$(679)
Net realized gain (loss)		1,249	(491)
Realized gain distributions		11,519	6,630
Net change in unrealized appreciation (depreciation)		12,234	17,290

Increase (decrease) in net assets from operations		23,960	22,750

Contract owner transactions:
Proceeds from units sold		4,063	3,607
Cost of units redeemed		(9,860)	(822)
Account charges		-	-
Increase (decrease)		(5,797)	2,785
Net increase (decrease)		18,163	25,535
Net assets, beginning		68,138	42,603
Net assets, ending		$86,301	$68,138

Units sold		1,079	1,406
Units redeemed		(2,405)	(310)
Net increase (decrease)		(1,326)	1,096
Units outstanding, beginning		22,034	20,938
Units outstanding, ending		20,708	22,034

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,037,249
Cost of units redeemed/account charges			(6,385,485)
Net investment income (loss)			(154,437)
Net realized gain (loss)			1,908,638
Realized gain distributions			678,456
Net change in unrealized appreciation (depreciation)			1,880
Net assets			$86,301

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.17	21	$86	1.25%	34.8%	12/31/2024	$4.26	0	$0	1.00%	35.1%	12/31/2024	$4.35	0	$0	0.75%	35.4%
12/31/2023	3.09	22	68	1.25%	52.0%	12/31/2023	3.15	0	0	1.00%	52.4%	12/31/2023	3.21	0	0	0.75%	52.7%
12/31/2022	2.03	21	43	1.25%	-37.0%	12/31/2022	2.07	0	0	1.00%	-36.8%	12/31/2022	2.10	0	0	0.75%	-36.7%
12/31/2021	3.23	51	164	1.25%	12.0%	12/31/2021	3.28	0	0	1.00%	12.2%	12/31/2021	3.32	0	0	0.75%	12.5%
12/31/2020	2.88	1,130	3,259	1.25%	44.2%	12/31/2020	2.92	0	0	1.00%	44.6%	12/31/2020	2.95	0	0	0.75%	45.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.45	0	$0	0.50%	35.8%	12/31/2024	$4.54	0	$0	0.25%	36.1%	12/31/2024	$4.64	0	$0	0.00%	36.5%
12/31/2023	3.27	0	0	0.50%	53.1%	12/31/2023	3.34	0	0	0.25%	53.5%	12/31/2023	3.40	0	0	0.00%	53.9%
12/31/2022	2.14	0	0	0.50%	-36.5%	12/31/2022	2.17	0	0	0.25%	-36.4%	12/31/2022	2.21	0	0	0.00%	-36.2%
12/31/2021	3.37	0	0	0.50%	12.8%	12/31/2021	3.42	0	0	0.25%	13.1%	12/31/2021	3.46	0	0	0.00%	13.4%
12/31/2020	2.99	0	0	0.50%	45.3%	12/31/2020	3.02	0	0	0.25%	45.7%	12/31/2020	3.06	0	0	0.00%	46.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R6 Class - 06-CYM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,554	$9,589	799
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$9,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,557	8,280	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$9,557	8,280

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$522
Mortality & expense charges			(94)
Net investment income (loss)			428

Gain (loss) on investments:
Net realized gain (loss)			131
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(113)
Net gain (loss)			18

Increase (decrease) in net assets from operations			$446

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$428	$512
Net realized gain (loss)		131	(7,213)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(113)	7,583

Increase (decrease) in net assets from operations		446	882

Contract owner transactions:
Proceeds from units sold		9,768	2,214
Cost of units redeemed		(2,904)	(35,447)
Account charges		(65)	(11)
Increase (decrease)		6,799	(33,244)
Net increase (decrease)		7,245	(32,362)
Net assets, beginning		2,312	34,674
Net assets, ending		$9,557	$2,312

Units sold		8,783	2,173
Units redeemed		(2,623)	(34,798)
Net increase (decrease)		6,160	(32,625)
Units outstanding, beginning		2,120	34,745
Units outstanding, ending		8,280	2,120

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$220,268
Cost of units redeemed/account charges			(207,233)
Net investment income (loss)			7,718
Net realized gain (loss)			(11,161)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(35)
Net assets			$9,557

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	8	$10	1.25%	5.9%	12/31/2024	$1.18	0	$0	1.00%	6.1%	12/31/2024	$1.20	0	$0	0.75%	6.4%
12/31/2023	1.09	2	2	1.25%	9.3%	12/31/2023	1.11	0	0	1.00%	9.5%	12/31/2023	1.13	0	0	0.75%	9.8%
12/31/2022	1.00	35	35	1.25%	-15.8%	12/31/2022	1.01	0	0	1.00%	-15.6%	12/31/2022	1.03	0	0	0.75%	-15.4%
12/31/2021	1.19	45	53	1.25%	-3.5%	12/31/2021	1.20	0	0	1.00%	-3.3%	12/31/2021	1.22	0	0	0.75%	-3.0%
12/31/2020	1.23	33	41	1.25%	6.8%	12/31/2020	1.24	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	6.7%	12/31/2024	$1.25	0	$0	0.25%	6.9%	12/31/2024	$1.28	0	$0	0.00%	7.2%
12/31/2023	1.15	0	0	0.50%	10.1%	12/31/2023	1.17	0	0	0.25%	10.4%	12/31/2023	1.19	0	0	0.00%	10.6%
12/31/2022	1.04	0	0	0.50%	-15.2%	12/31/2022	1.06	0	0	0.25%	-15.0%	12/31/2022	1.08	0	0	0.00%	-14.8%
12/31/2021	1.23	0	0	0.50%	-2.8%	12/31/2021	1.25	0	0	0.25%	-2.6%	12/31/2021	1.26	0	0	0.00%	-2.3%
12/31/2020	1.27	0	0	0.50%	7.6%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.8%
2023	3.5%
2022	6.4%
2021	4.4%
2020	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Fund R6 Class - 06-CYN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,521,630	$17,466,391	100,224
Receivables: investments sold	-
Payables: investments purchased	(119,904)
Net assets	$20,401,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,401,726	6,085,978	$3.35
Band 100	-	-	3.42
Band 75	-	-	3.49
Band 50	-	-	3.56
Band 25	-	-	3.63
Band 0	-	-	3.71
Total	$20,401,726	6,085,978

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,351
Mortality & expense charges			(281,641)
Net investment income (loss)			(253,290)

Gain (loss) on investments:
Net realized gain (loss)			3,612,481
Realized gain distributions			2,312,197
Net change in unrealized appreciation (depreciation)			712,284
Net gain (loss)			6,636,962

Increase (decrease) in net assets from operations			$6,383,672

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(253,290)	$(249,097)
Net realized gain (loss)		3,612,481	(42,979)
Realized gain distributions		2,312,197	1,063,388
Net change in unrealized appreciation (depreciation)		712,284	5,100,231

Increase (decrease) in net assets from operations		6,383,672	5,871,543

Contract owner transactions:
Proceeds from units sold		5,287,788	2,994,448
Cost of units redeemed		(14,311,994)	(3,110,660)
Account charges		(8,444)	(6,686)
Increase (decrease)		(9,032,650)	(122,898)
Net increase (decrease)		(2,648,978)	5,748,645
Net assets, beginning		23,050,704	17,302,059
Net assets, ending		$20,401,726	$23,050,704

Units sold		1,761,710	1,330,121
Units redeemed		(4,624,626)	(1,419,874)
Net increase (decrease)		(2,862,916)	(89,753)
Units outstanding, beginning		8,948,894	9,038,647
Units outstanding, ending		6,085,978	8,948,894

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,944,486
Cost of units redeemed/account charges			(31,952,779)
Net investment income (loss)			(1,235,977)
Net realized gain (loss)			5,637,526
Realized gain distributions			4,953,231
Net change in unrealized appreciation (depreciation)			3,055,239
Net assets			$20,401,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.35	6,086	$20,402	1.25%	30.1%	12/31/2024	$3.42	0	$0	1.00%	30.5%	12/31/2024	$3.49	0	$0	0.75%	30.8%
12/31/2023	2.58	8,949	23,051	1.25%	34.6%	12/31/2023	2.62	0	0	1.00%	34.9%	12/31/2023	2.67	0	0	0.75%	35.2%
12/31/2022	1.91	9,039	17,302	1.25%	-31.9%	12/31/2022	1.94	0	0	1.00%	-31.8%	12/31/2022	1.97	0	0	0.75%	-31.6%
12/31/2021	2.81	9,261	26,047	1.25%	22.2%	12/31/2021	2.85	0	0	1.00%	22.5%	12/31/2021	2.88	0	0	0.75%	22.8%
12/31/2020	2.30	6,728	15,482	1.25%	30.1%	12/31/2020	2.32	0	0	1.00%	30.4%	12/31/2020	2.35	0	0	0.75%	30.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.56	0	$0	0.50%	31.1%	12/31/2024	$3.63	0	$0	0.25%	31.5%	12/31/2024	$3.71	0	$0	0.00%	31.8%
12/31/2023	2.72	0	0	0.50%	35.6%	12/31/2023	2.76	0	0	0.25%	35.9%	12/31/2023	2.81	0	0	0.00%	36.2%
12/31/2022	2.00	0	0	0.50%	-31.4%	12/31/2022	2.03	0	0	0.25%	-31.3%	12/31/2022	2.06	0	0	0.00%	-31.1%
12/31/2021	2.92	0	0	0.50%	23.1%	12/31/2021	2.96	0	0	0.25%	23.5%	12/31/2021	3.00	0	0	0.00%	23.8%
12/31/2020	2.37	0	0	0.50%	31.1%	12/31/2020	2.40	0	0	0.25%	31.4%	12/31/2020	2.42	0	0	0.00%	31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R6 Class - 06-CYP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,358,343	$2,635,741	80,853
Receivables: investments sold	47,037
Payables: investments purchased	-
Net assets	$2,405,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,405,380	1,680,373	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$2,405,380	1,680,373

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,260
Mortality & expense charges			(33,557)
Net investment income (loss)			24,703

Gain (loss) on investments:
Net realized gain (loss)			(19,346)
Realized gain distributions			113,763
Net change in unrealized appreciation (depreciation)			(106,203)
Net gain (loss)			(11,786)

Increase (decrease) in net assets from operations			$12,917

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,703	$20,321
Net realized gain (loss)		(19,346)	(41,365)
Realized gain distributions		113,763	59,738
Net change in unrealized appreciation (depreciation)		(106,203)	250,822

Increase (decrease) in net assets from operations		12,917	289,516

Contract owner transactions:
Proceeds from units sold		249,323	435,639
Cost of units redeemed		(656,555)	(364,319)
Account charges		(231)	(293)
Increase (decrease)		(407,463)	71,027
Net increase (decrease)		(394,546)	360,543
Net assets, beginning		2,799,926	2,439,383
Net assets, ending		$2,405,380	$2,799,926

Units sold		179,485	320,823
Units redeemed		(450,878)	(269,827)
Net increase (decrease)		(271,393)	50,996
Units outstanding, beginning		1,951,766	1,900,770
Units outstanding, ending		1,680,373	1,951,766

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,810,134
Cost of units redeemed/account charges			(3,747,361)
Net investment income (loss)			27,657
Net realized gain (loss)			(27,458)
Realized gain distributions			619,806
Net change in unrealized appreciation (depreciation)			(277,398)
Net assets			$2,405,380

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	1,680	$2,405	1.25%	-0.2%	12/31/2024	$1.46	0	$0	1.00%	0.0%	12/31/2024	$1.49	0	$0	0.75%	0.3%
12/31/2023	1.43	1,952	2,800	1.25%	11.8%	12/31/2023	1.46	0	0	1.00%	12.1%	12/31/2023	1.49	0	0	0.75%	12.3%
12/31/2022	1.28	1,901	2,439	1.25%	-19.5%	12/31/2022	1.30	0	0	1.00%	-19.3%	12/31/2022	1.32	0	0	0.75%	-19.1%
12/31/2021	1.59	1,856	2,959	1.25%	3.7%	12/31/2021	1.61	0	0	1.00%	4.0%	12/31/2021	1.64	0	0	0.75%	4.3%
12/31/2020	1.54	1,935	2,974	1.25%	8.8%	12/31/2020	1.55	0	0	1.00%	9.0%	12/31/2020	1.57	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	0.5%	12/31/2024	$1.55	0	$0	0.25%	0.8%	12/31/2024	$1.58	0	$0	0.00%	1.0%
12/31/2023	1.51	0	0	0.50%	12.6%	12/31/2023	1.54	0	0	0.25%	12.9%	12/31/2023	1.57	0	0	0.00%	13.2%
12/31/2022	1.34	0	0	0.50%	-18.9%	12/31/2022	1.36	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.5%
12/31/2021	1.66	0	0	0.50%	4.5%	12/31/2021	1.68	0	0	0.25%	4.8%	12/31/2021	1.70	0	0	0.00%	5.0%
12/31/2020	1.58	0	0	0.50%	9.6%	12/31/2020	1.60	0	0	0.25%	9.9%	12/31/2020	1.62	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.0%
2022	0.8%
2021	1.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R6 Class - 06-CYR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,072,373	$3,576,854	85,791
Receivables: investments sold	-
Payables: investments purchased	(1,026)
Net assets	$3,071,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,071,347	1,753,682	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.94
Total	$3,071,347	1,753,682

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$60,525
Mortality & expense charges			(34,690)
Net investment income (loss)			25,835

Gain (loss) on investments:
Net realized gain (loss)			(26,313)
Realized gain distributions			280,863
Net change in unrealized appreciation (depreciation)			(137,582)
Net gain (loss)			116,968

Increase (decrease) in net assets from operations			$142,803

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,835	$19,833
Net realized gain (loss)		(26,313)	(137,554)
Realized gain distributions		280,863	221,927
Net change in unrealized appreciation (depreciation)		(137,582)	280,554

Increase (decrease) in net assets from operations		142,803	384,760

Contract owner transactions:
Proceeds from units sold		977,560	290,991
Cost of units redeemed		(528,574)	(740,411)
Account charges		(4,169)	(3,944)
Increase (decrease)		444,817	(453,364)
Net increase (decrease)		587,620	(68,604)
Net assets, beginning		2,483,727	2,552,331
Net assets, ending		$3,071,347	$2,483,727

Units sold		550,274	185,456
Units redeemed		(302,563)	(483,685)
Net increase (decrease)		247,711	(298,229)
Units outstanding, beginning		1,505,971	1,804,200
Units outstanding, ending		1,753,682	1,505,971

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,429,290
Cost of units redeemed/account charges			(6,076,677)
Net investment income (loss)			33,761
Net realized gain (loss)			(157,336)
Realized gain distributions			1,346,790
Net change in unrealized appreciation (depreciation)			(504,481)
Net assets			$3,071,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	1,754	$3,071	1.25%	6.2%	12/31/2024	$1.79	0	$0	1.00%	6.5%	12/31/2024	$1.82	0	$0	0.75%	6.7%
12/31/2023	1.65	1,506	2,484	1.25%	16.6%	12/31/2023	1.68	0	0	1.00%	16.9%	12/31/2023	1.71	0	0	0.75%	17.2%
12/31/2022	1.41	1,804	2,552	1.25%	-24.0%	12/31/2022	1.44	0	0	1.00%	-23.8%	12/31/2022	1.46	0	0	0.75%	-23.6%
12/31/2021	1.86	2,116	3,937	1.25%	9.3%	12/31/2021	1.88	0	0	1.00%	9.6%	12/31/2021	1.91	0	0	0.75%	9.9%
12/31/2020	1.70	2,045	3,479	1.25%	19.1%	12/31/2020	1.72	0	0	1.00%	19.4%	12/31/2020	1.74	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	0	$0	0.50%	7.0%	12/31/2024	$1.90	0	$0	0.25%	7.3%	12/31/2024	$1.94	0	$0	0.00%	7.5%
12/31/2023	1.74	0	0	0.50%	17.5%	12/31/2023	1.77	0	0	0.25%	17.8%	12/31/2023	1.80	0	0	0.00%	18.0%
12/31/2022	1.48	0	0	0.50%	-23.4%	12/31/2022	1.50	0	0	0.25%	-23.2%	12/31/2022	1.53	0	0	0.00%	-23.0%
12/31/2021	1.93	0	0	0.50%	10.2%	12/31/2021	1.96	0	0	0.25%	10.4%	12/31/2021	1.98	0	0	0.00%	10.7%
12/31/2020	1.75	0	0	0.50%	20.0%	12/31/2020	1.77	0	0	0.25%	20.3%	12/31/2020	1.79	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.0%
2022	0.9%
2021	0.9%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,764,563	$12,688,302	335,430
Receivables: investments sold	74,881
Payables: investments purchased	-
Net assets	$14,839,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,839,444	4,931,747	$3.01
Band 100	-	-	3.07
Band 75	-	-	3.13
Band 50	-	-	3.20
Band 25	-	-	3.26
Band 0	-	-	3.33
Total	$14,839,444	4,931,747

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$73,696
Mortality & expense charges			(190,472)
Net investment income (loss)			(116,776)

Gain (loss) on investments:
Net realized gain (loss)			635,225
Realized gain distributions			1,082,999
Net change in unrealized appreciation (depreciation)			537,083
Net gain (loss)			2,255,307

Increase (decrease) in net assets from operations			$2,138,531

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116,776)	$(48,503)
Net realized gain (loss)		635,225	87,966
Realized gain distributions		1,082,999	465,692
Net change in unrealized appreciation (depreciation)		537,083	1,799,344

Increase (decrease) in net assets from operations		2,138,531	2,304,499

Contract owner transactions:
Proceeds from units sold		2,030,701	3,208,199
Cost of units redeemed		(3,086,494)	(1,365,732)
Account charges		(4,384)	(3,012)
Increase (decrease)		(1,060,177)	1,839,455
Net increase (decrease)		1,078,354	4,143,954
Net assets, beginning		13,761,090	9,617,136
Net assets, ending		$14,839,444	$13,761,090

Units sold		714,908	1,333,408
Units redeemed		(1,056,056)	(590,112)
Net increase (decrease)		(341,148)	743,296
Units outstanding, beginning		5,272,895	4,529,599
Units outstanding, ending		4,931,747	5,272,895

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,027,520
Cost of units redeemed/account charges			(14,483,376)
Net investment income (loss)			(449,415)
Net realized gain (loss)			1,600,830
Realized gain distributions			5,067,624
Net change in unrealized appreciation (depreciation)			2,076,261
Net assets			$14,839,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.01	4,932	$14,839	1.25%	15.3%	12/31/2024	$3.07	0	$0	1.00%	15.6%	12/31/2024	$3.13	0	$0	0.75%	15.9%
12/31/2023	2.61	5,273	13,761	1.25%	22.9%	12/31/2023	2.66	0	0	1.00%	23.2%	12/31/2023	2.70	0	0	0.75%	23.5%
12/31/2022	2.12	4,530	9,617	1.25%	-20.0%	12/31/2022	2.16	0	0	1.00%	-19.8%	12/31/2022	2.19	0	0	0.75%	-19.6%
12/31/2021	2.65	5,909	15,675	1.25%	25.1%	12/31/2021	2.69	0	0	1.00%	25.4%	12/31/2021	2.72	0	0	0.75%	25.7%
12/31/2020	2.12	6,361	13,490	1.25%	21.3%	12/31/2020	2.14	0	0	1.00%	21.6%	12/31/2020	2.16	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.20	0	$0	0.50%	16.2%	12/31/2024	$3.26	0	$0	0.25%	16.5%	12/31/2024	$3.33	0	$0	0.00%	16.8%
12/31/2023	2.75	0	0	0.50%	23.8%	12/31/2023	2.80	0	0	0.25%	24.1%	12/31/2023	2.85	0	0	0.00%	24.5%
12/31/2022	2.22	0	0	0.50%	-19.4%	12/31/2022	2.26	0	0	0.25%	-19.2%	12/31/2022	2.29	0	0	0.00%	-19.0%
12/31/2021	2.76	0	0	0.50%	26.0%	12/31/2021	2.79	0	0	0.25%	26.3%	12/31/2021	2.83	0	0	0.00%	26.7%
12/31/2020	2.19	0	0	0.50%	22.2%	12/31/2020	2.21	0	0	0.25%	22.5%	12/31/2020	2.23	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.8%
2022	0.6%
2021	0.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R6 Class - 06-CYV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,831,013	$25,532,493	795,423
Receivables: investments sold	455,508
Payables: investments purchased	-
Net assets	$25,286,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,286,521	13,350,045	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.09
Total	$25,286,521	13,350,045

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$298,599
Mortality & expense charges			(241,770)
Net investment income (loss)			56,829

Gain (loss) on investments:
Net realized gain (loss)			428,048
Realized gain distributions			2,193,543
Net change in unrealized appreciation (depreciation)			(810,470)
Net gain (loss)			1,811,121

Increase (decrease) in net assets from operations			$1,867,950

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,829	$58,320
Net realized gain (loss)		428,048	(220,379)
Realized gain distributions		2,193,543	198,658
Net change in unrealized appreciation (depreciation)		(810,470)	1,412,258

Increase (decrease) in net assets from operations		1,867,950	1,448,857

Contract owner transactions:
Proceeds from units sold		14,016,222	4,632,010
Cost of units redeemed		(4,983,383)	(3,682,399)
Account charges		(35,366)	(23,010)
Increase (decrease)		8,997,473	926,601
Net increase (decrease)		10,865,423	2,375,458
Net assets, beginning		14,421,098	12,045,640
Net assets, ending		$25,286,521	$14,421,098

Units sold		7,733,553	2,978,514
Units redeemed		(2,962,929)	(2,391,105)
Net increase (decrease)		4,770,624	587,409
Units outstanding, beginning		8,579,421	7,992,012
Units outstanding, ending		13,350,045	8,579,421

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$53,321,863
Cost of units redeemed/account charges			(31,952,339)
Net investment income (loss)			131,752
Net realized gain (loss)			844,255
Realized gain distributions			3,642,470
Net change in unrealized appreciation (depreciation)			(701,480)
Net assets			$25,286,521

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	13,350	$25,287	1.25%	12.7%	12/31/2024	$1.93	0	$0	1.00%	13.0%	12/31/2024	$1.97	0	$0	0.75%	13.3%
12/31/2023	1.68	8,579	14,421	1.25%	11.5%	12/31/2023	1.71	0	0	1.00%	11.8%	12/31/2023	1.74	0	0	0.75%	12.1%
12/31/2022	1.51	7,992	12,046	1.25%	-9.8%	12/31/2022	1.53	0	0	1.00%	-9.5%	12/31/2022	1.55	0	0	0.75%	-9.3%
12/31/2021	1.67	6,132	10,243	1.25%	29.4%	12/31/2021	1.69	0	0	1.00%	29.7%	12/31/2021	1.71	0	0	0.75%	30.0%
12/31/2020	1.29	5,095	6,578	1.25%	3.1%	12/31/2020	1.30	0	0	1.00%	3.4%	12/31/2020	1.32	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	13.5%	12/31/2024	$2.05	0	$0	0.25%	13.8%	12/31/2024	$2.09	0	$0	0.00%	14.1%
12/31/2023	1.77	0	0	0.50%	12.4%	12/31/2023	1.80	0	0	0.25%	12.6%	12/31/2023	1.84	0	0	0.00%	12.9%
12/31/2022	1.58	0	0	0.50%	-9.1%	12/31/2022	1.60	0	0	0.25%	-8.9%	12/31/2022	1.63	0	0	0.00%	-8.6%
12/31/2021	1.74	0	0	0.50%	30.4%	12/31/2021	1.76	0	0	0.25%	30.7%	12/31/2021	1.78	0	0	0.00%	31.0%
12/31/2020	1.33	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.1%	12/31/2020	1.36	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.7%
2022	1.7%
2021	1.4%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R6 Class - 06-CYW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,560,291	$2,199,112	35,323
Receivables: investments sold	2,772
Payables: investments purchased	-
Net assets	$2,563,063

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,563,063	658,616	$3.89
Band 100	-	-	3.97
Band 75	-	-	4.05
Band 50	-	-	4.13
Band 25	-	-	4.22
Band 0	-	-	4.30
Total	$2,563,063	658,616

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,345)
Net investment income (loss)			(29,345)

Gain (loss) on investments:
Net realized gain (loss)			167,801
Realized gain distributions			307,586
Net change in unrealized appreciation (depreciation)			266,907
Net gain (loss)			742,294

Increase (decrease) in net assets from operations			$712,949

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,345)	$(29,209)
Net realized gain (loss)		167,801	(174,119)
Realized gain distributions		307,586	237,520
Net change in unrealized appreciation (depreciation)		266,907	959,439

Increase (decrease) in net assets from operations		712,949	993,631

Contract owner transactions:
Proceeds from units sold		474,809	519,475
Cost of units redeemed		(1,370,501)	(890,678)
Account charges		(3,066)	(4,452)
Increase (decrease)		(898,758)	(375,655)
Net increase (decrease)		(185,809)	617,976
Net assets, beginning		2,748,872	2,130,896
Net assets, ending		$2,563,063	$2,748,872

Units sold		132,479	228,445
Units redeemed		(429,180)	(402,518)
Net increase (decrease)		(296,701)	(174,073)
Units outstanding, beginning		955,317	1,129,390
Units outstanding, ending		658,616	955,317

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,404,696
Cost of units redeemed/account charges			(6,974,937)
Net investment income (loss)			(204,771)
Net realized gain (loss)			540,462
Realized gain distributions			1,436,434
Net change in unrealized appreciation (depreciation)			361,179
Net assets			$2,563,063

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.89	659	$2,563	1.25%	35.2%	12/31/2024	$3.97	0	$0	1.00%	35.6%	12/31/2024	$4.05	0	$0	0.75%	35.9%
12/31/2023	2.88	955	2,749	1.25%	52.5%	12/31/2023	2.93	0	0	1.00%	52.9%	12/31/2023	2.98	0	0	0.75%	53.3%
12/31/2022	1.89	1,129	2,131	1.25%	-36.8%	12/31/2022	1.92	0	0	1.00%	-36.6%	12/31/2022	1.94	0	0	0.75%	-36.5%
12/31/2021	2.98	1,393	4,157	1.25%	12.3%	12/31/2021	3.02	0	0	1.00%	12.6%	12/31/2021	3.06	0	0	0.75%	12.9%
12/31/2020	2.66	1,481	3,934	1.25%	44.7%	12/31/2020	2.68	0	0	1.00%	45.1%	12/31/2020	2.71	0	0	0.75%	45.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.13	0	$0	0.50%	36.3%	12/31/2024	$4.22	0	$0	0.25%	36.6%	12/31/2024	$4.30	0	$0	0.00%	37.0%
12/31/2023	3.03	0	0	0.50%	53.6%	12/31/2023	3.09	0	0	0.25%	54.0%	12/31/2023	3.14	0	0	0.00%	54.4%
12/31/2022	1.97	0	0	0.50%	-36.3%	12/31/2022	2.00	0	0	0.25%	-36.1%	12/31/2022	2.04	0	0	0.00%	-36.0%
12/31/2021	3.10	0	0	0.50%	13.2%	12/31/2021	3.14	0	0	0.25%	13.5%	12/31/2021	3.18	0	0	0.00%	13.7%
12/31/2020	2.74	0	0	0.50%	45.8%	12/31/2020	2.77	0	0	0.25%	46.2%	12/31/2020	2.79	0	0	0.00%	46.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund R6 Class - 06-CYX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,668,004	$14,809,944	305,147
Receivables: investments sold	95,013
Payables: investments purchased	-
Net assets	$14,763,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,763,017	7,944,837	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.06
Total	$14,763,017	7,944,837

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$275,965
Mortality & expense charges			(175,859)
Net investment income (loss)			100,106

Gain (loss) on investments:
Net realized gain (loss)			119,540
Realized gain distributions			1,019,672
Net change in unrealized appreciation (depreciation)			298,450
Net gain (loss)			1,437,662

Increase (decrease) in net assets from operations			$1,537,768

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100,106	$129,246
Net realized gain (loss)		119,540	(44,569)
Realized gain distributions		1,019,672	996,964
Net change in unrealized appreciation (depreciation)		298,450	(1,447)

Increase (decrease) in net assets from operations		1,537,768	1,080,194

Contract owner transactions:
Proceeds from units sold		17,795,766	16,389,478
Cost of units redeemed		(20,506,611)	(14,936,865)
Account charges		(29,847)	(27,254)
Increase (decrease)		(2,740,692)	1,425,359
Net increase (decrease)		(1,202,924)	2,505,553
Net assets, beginning		15,965,941	13,460,388
Net assets, ending		$14,763,017	$15,965,941

Units sold		9,769,751	10,441,225
Units redeemed		(11,190,909)	(9,512,584)
Net increase (decrease)		(1,421,158)	928,641
Units outstanding, beginning		9,365,995	8,437,354
Units outstanding, ending		7,944,837	9,365,995

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$79,335,036
Cost of units redeemed/account charges			(73,080,827)
Net investment income (loss)			905,917
Net realized gain (loss)			3,963,750
Realized gain distributions			3,781,081
Net change in unrealized appreciation (depreciation)			(141,940)
Net assets			$14,763,017

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	7,945	$14,763	1.25%	10.6%	12/31/2024	$1.90	0	$0	1.00%	10.9%	12/31/2024	$1.93	0	$0	0.75%	11.2%
12/31/2023	1.68	7,858	13,199	1.25%	6.9%	12/31/2023	1.71	0	0	1.00%	7.2%	12/31/2023	1.74	0	0	0.75%	7.5%
12/31/2022	1.57	6,749	10,600	1.25%	-7.0%	12/31/2022	1.59	0	0	1.00%	-6.7%	12/31/2022	1.62	0	0	0.75%	-6.5%
12/31/2021	1.69	11,539	19,481	1.25%	24.0%	12/31/2021	1.71	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.36	9,334	12,709	1.25%	2.7%	12/31/2020	1.38	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	11.5%	12/31/2024	$2.01	0	$0	0.25%	11.7%	12/31/2024	$2.06	0	$0	0.00%	12.0%
12/31/2023	1.77	0	0	0.50%	7.8%	12/31/2023	1.80	0	0	0.25%	8.0%	12/31/2023	1.83	1,508	2,767	0.00%	8.3%
12/31/2022	1.64	0	0	0.50%	-6.3%	12/31/2022	1.67	0	0	0.25%	-6.0%	12/31/2022	1.69	1,688	2,860	0.00%	-5.8%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.78	0	0	0.25%	25.2%	12/31/2021	1.80	1,962	3,529	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	2,123	3,041	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.9%
2022	1.5%
2021	1.6%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund R6 Class - 06-GNF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,786,678	$27,809,383	980,881
Receivables: investments sold	32,632
Payables: investments purchased	-
Net assets	$30,819,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,819,310	15,374,915	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$30,819,310	15,374,915

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(383,695)
Net investment income (loss)			(383,695)

Gain (loss) on investments:
Net realized gain (loss)			809,777
Realized gain distributions			2,079,160
Net change in unrealized appreciation (depreciation)			1,344,938
Net gain (loss)			4,233,875

Increase (decrease) in net assets from operations			$3,850,180

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(383,695)	$(344,508)
Net realized gain (loss)		809,777	(255,475)
Realized gain distributions		2,079,160	-
Net change in unrealized appreciation (depreciation)		1,344,938	5,682,402

Increase (decrease) in net assets from operations		3,850,180	5,082,419

Contract owner transactions:
Proceeds from units sold		11,722,480	13,330,046
Cost of units redeemed		(15,512,750)	(11,684,317)
Account charges		(52,987)	(48,983)
Increase (decrease)		(3,843,257)	1,596,746
Net increase (decrease)		6,923	6,679,165
Net assets, beginning		30,812,387	24,133,222
Net assets, ending		$30,819,310	$30,812,387

Units sold		6,178,737	8,493,988
Units redeemed		(8,229,011)	(7,445,439)
Net increase (decrease)		(2,050,274)	1,048,549
Units outstanding, beginning		17,425,189	16,376,640
Units outstanding, ending		15,374,915	17,425,189

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$78,605,812
Cost of units redeemed/account charges			(54,561,912)
Net investment income (loss)			(1,504,670)
Net realized gain (loss)			1,980,407
Realized gain distributions			3,322,378
Net change in unrealized appreciation (depreciation)			2,977,295
Net assets			$30,819,310

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	15,375	$30,819	1.25%	13.4%	12/31/2024	$2.04	0	$0	1.00%	13.6%	12/31/2024	$2.08	0	$0	0.75%	13.9%
12/31/2023	1.77	17,425	30,812	1.25%	20.0%	12/31/2023	1.80	0	0	1.00%	20.3%	12/31/2023	1.82	0	0	0.75%	20.6%
12/31/2022	1.47	16,377	24,133	1.25%	-29.2%	12/31/2022	1.49	0	0	1.00%	-29.0%	12/31/2022	1.51	0	0	0.75%	-28.8%
12/31/2021	2.08	16,166	33,640	1.25%	12.7%	12/31/2021	2.10	6	12	1.00%	13.0%	12/31/2021	2.12	0	0	0.75%	13.3%
12/31/2020	1.85	8,760	16,167	1.25%	34.1%	12/31/2020	1.86	0	0	1.00%	34.4%	12/31/2020	1.87	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	0.50%	14.2%	12/31/2024	$2.15	0	$0	0.25%	14.5%	12/31/2024	$2.19	0	$0	0.00%	14.8%
12/31/2023	1.85	0	0	0.50%	20.9%	12/31/2023	1.88	0	0	0.25%	21.2%	12/31/2023	1.91	0	0	0.00%	21.5%
12/31/2022	1.53	0	0	0.50%	-28.7%	12/31/2022	1.55	0	0	0.25%	-28.5%	12/31/2022	1.57	0	0	0.00%	-28.3%
12/31/2021	2.15	0	0	0.50%	13.6%	12/31/2021	2.17	0	0	0.25%	13.9%	12/31/2021	2.19	0	0	0.00%	14.2%
12/31/2020	1.89	0	0	0.50%	35.1%	12/31/2020	1.90	0	0	0.25%	35.5%	12/31/2020	1.92	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Diversification Fund R6 Class - 06-3MF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,937,710	$10,650,784	485,668
Receivables: investments sold	159,807
Payables: investments purchased	-
Net assets	$11,097,517

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,097,517	7,925,649	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$11,097,517	7,925,649

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$277,151
Mortality & expense charges			(151,370)
Net investment income (loss)			125,781

Gain (loss) on investments:
Net realized gain (loss)			338,910
Realized gain distributions			102,933
Net change in unrealized appreciation (depreciation)			163,570
Net gain (loss)			605,413

Increase (decrease) in net assets from operations			$731,194

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$125,781	$174,508
Net realized gain (loss)		338,910	(45,110)
Realized gain distributions		102,933	178,906
Net change in unrealized appreciation (depreciation)		163,570	977,394

Increase (decrease) in net assets from operations		731,194	1,285,698

Contract owner transactions:
Proceeds from units sold		2,743,398	3,066,452
Cost of units redeemed		(4,426,380)	(1,708,863)
Account charges		(25,921)	(34,592)
Increase (decrease)		(1,708,903)	1,322,997
Net increase (decrease)		(977,709)	2,608,695
Net assets, beginning		12,075,226	9,466,531
Net assets, ending		$11,097,517	$12,075,226

Units sold		1,979,583	2,425,740
Units redeemed		(3,125,671)	(1,392,038)
Net increase (decrease)		(1,146,088)	1,033,702
Units outstanding, beginning		9,071,737	8,038,035
Units outstanding, ending		7,925,649	9,071,737

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,282,331
Cost of units redeemed/account charges			(11,678,548)
Net investment income (loss)			351,994
Net realized gain (loss)			285,049
Realized gain distributions			569,765
Net change in unrealized appreciation (depreciation)			286,926
Net assets			$11,097,517

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	7,926	$11,098	1.25%	5.2%	12/31/2024	$1.42	0	$0	1.00%	5.5%	12/31/2024	$1.44	0	$0	0.75%	5.7%
12/31/2023	1.33	9,072	12,075	1.25%	13.0%	12/31/2023	1.35	0	0	1.00%	13.3%	12/31/2023	1.37	0	0	0.75%	13.6%
12/31/2022	1.18	8,038	9,467	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.8%	12/31/2022	1.20	0	0	0.75%	-17.6%
12/31/2021	1.44	4,773	6,859	1.25%	6.4%	12/31/2021	1.45	0	0	1.00%	6.7%	12/31/2021	1.46	0	0	0.75%	7.0%
12/31/2020	1.35	3,318	4,480	1.25%	14.0%	12/31/2020	1.36	0	0	1.00%	14.3%	12/31/2020	1.37	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	6.0%	12/31/2024	$1.49	0	$0	0.25%	6.3%	12/31/2024	$1.51	0	$0	0.00%	6.5%
12/31/2023	1.38	0	0	0.50%	13.9%	12/31/2023	1.40	0	0	0.25%	14.2%	12/31/2023	1.42	0	0	0.00%	14.4%
12/31/2022	1.22	0	0	0.50%	-17.4%	12/31/2022	1.23	0	0	0.25%	-17.2%	12/31/2022	1.24	0	0	0.00%	-17.0%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.48	0	0	0.25%	7.5%	12/31/2021	1.50	0	0	0.00%	7.8%
12/31/2020	1.37	0	0	0.50%	14.9%	12/31/2020	1.38	0	0	0.25%	15.1%	12/31/2020	1.39	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.9%
2022	0.9%
2021	2.3%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Fund R6 Class - 06-3JR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$677,645	$688,918	35,889
Receivables: investments sold	675
Payables: investments purchased	-
Net assets	$678,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$678,320	483,283	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$678,320	483,283

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,110
Mortality & expense charges			(8,019)
Net investment income (loss)			9,091

Gain (loss) on investments:
Net realized gain (loss)			3,245
Realized gain distributions			39,253
Net change in unrealized appreciation (depreciation)			(13,656)
Net gain (loss)			28,842

Increase (decrease) in net assets from operations			$37,933

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,091	$9,935
Net realized gain (loss)		3,245	(33,095)
Realized gain distributions		39,253	23,004
Net change in unrealized appreciation (depreciation)		(13,656)	55,556

Increase (decrease) in net assets from operations		37,933	55,400

Contract owner transactions:
Proceeds from units sold		141,590	680,658
Cost of units redeemed		(128,462)	(609,047)
Account charges		(1,062)	(1,539)
Increase (decrease)		12,066	70,072
Net increase (decrease)		49,999	125,472
Net assets, beginning		628,321	502,849
Net assets, ending		$678,320	$628,321

Units sold		101,138	550,444
Units redeemed		(94,869)	(490,666)
Net increase (decrease)		6,269	59,778
Units outstanding, beginning		477,014	417,236
Units outstanding, ending		483,283	477,014

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,567,396
Cost of units redeemed/account charges			(964,890)
Net investment income (loss)			22,828
Net realized gain (loss)			(30,190)
Realized gain distributions			94,449
Net change in unrealized appreciation (depreciation)			(11,273)
Net assets			$678,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	483	$678	1.25%	6.6%	12/31/2024	$1.43	0	$0	1.00%	6.8%	12/31/2024	$1.45	0	$0	0.75%	7.1%
12/31/2023	1.32	477	628	1.25%	9.3%	12/31/2023	1.33	0	0	1.00%	9.6%	12/31/2023	1.35	0	0	0.75%	9.8%
12/31/2022	1.21	417	503	1.25%	-10.4%	12/31/2022	1.22	0	0	1.00%	-10.2%	12/31/2022	1.23	0	0	0.75%	-10.0%
12/31/2021	1.35	163	220	1.25%	12.9%	12/31/2021	1.36	0	0	1.00%	13.2%	12/31/2021	1.37	0	0	0.75%	13.4%
12/31/2020	1.19	35	42	1.25%	8.7%	12/31/2020	1.20	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	7.4%	12/31/2024	$1.49	0	$0	0.25%	7.6%	12/31/2024	$1.52	0	$0	0.00%	7.9%
12/31/2023	1.37	0	0	0.50%	10.1%	12/31/2023	1.39	0	0	0.25%	10.4%	12/31/2023	1.41	0	0	0.00%	10.7%
12/31/2022	1.24	0	0	0.50%	-9.8%	12/31/2022	1.26	0	0	0.25%	-9.5%	12/31/2022	1.27	0	0	0.00%	-9.3%
12/31/2021	1.38	0	0	0.50%	13.7%	12/31/2021	1.39	0	0	0.25%	14.0%	12/31/2021	1.40	0	0	0.00%	14.3%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.23	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	3.2%
2022	1.7%
2021	1.3%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R6 Class - 06-39X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,056	$76,958	3,756
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$84,854

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,854	53,895	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$84,854	53,895

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,013
Mortality & expense charges			(1,029)
Net investment income (loss)			984

Gain (loss) on investments:
Net realized gain (loss)			244
Realized gain distributions			1,344
Net change in unrealized appreciation (depreciation)			5,584
Net gain (loss)			7,172

Increase (decrease) in net assets from operations			$8,156

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$984	$489
Net realized gain (loss)		244	(1,068)
Realized gain distributions		1,344	2,600
Net change in unrealized appreciation (depreciation)		5,584	3,265

Increase (decrease) in net assets from operations		8,156	5,286

Contract owner transactions:
Proceeds from units sold		3,487	69,972
Cost of units redeemed		(2,891)	(11,867)
Account charges		-	-
Increase (decrease)		596	58,105
Net increase (decrease)		8,752	63,391
Net assets, beginning		76,102	12,711
Net assets, ending		$84,854	$76,102

Units sold		2,453	53,030
Units redeemed		(1,900)	(8,319)
Net increase (decrease)		553	44,711
Units outstanding, beginning		53,342	8,631
Units outstanding, ending		53,895	53,342

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$85,769
Cost of units redeemed/account charges			(14,758)
Net investment income (loss)			1,583
Net realized gain (loss)			(826)
Realized gain distributions			4,988
Net change in unrealized appreciation (depreciation)			8,098
Net assets			$84,854

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	54	$85	1.25%	10.4%	12/31/2024	$1.60	0	$0	1.00%	10.6%	12/31/2024	$1.63	0	$0	0.75%	10.9%
12/31/2023	1.43	53	76	1.25%	-3.1%	12/31/2023	1.45	0	0	1.00%	-2.9%	12/31/2023	1.47	0	0	0.75%	-2.6%
12/31/2022	1.47	9	13	1.25%	-0.5%	12/31/2022	1.49	0	0	1.00%	-0.2%	12/31/2022	1.51	0	0	0.75%	0.0%
12/31/2021	1.48	5	7	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.51	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	5.1%	12/31/2020	1.32	0	0	1.00%	5.3%	12/31/2020	1.33	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	11.2%	12/31/2024	$1.68	0	$0	0.25%	11.5%	12/31/2024	$1.71	0	$0	0.00%	11.8%
12/31/2023	1.49	0	0	0.50%	-2.4%	12/31/2023	1.51	0	0	0.25%	-2.1%	12/31/2023	1.53	0	0	0.00%	-1.9%
12/31/2022	1.52	0	0	0.50%	0.3%	12/31/2022	1.54	0	0	0.25%	0.5%	12/31/2022	1.56	0	0	0.00%	0.8%
12/31/2021	1.52	0	0	0.50%	13.7%	12/31/2021	1.53	0	0	0.25%	14.0%	12/31/2021	1.55	0	0	0.00%	14.3%
12/31/2020	1.34	0	0	0.50%	5.9%	12/31/2020	1.35	0	0	0.25%	6.1%	12/31/2020	1.35	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.0%
2022	1.9%
2021	1.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Growth Fund R6 Class - 06-49X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,032,337	$12,527,017	317,288
Receivables: investments sold	100,227
Payables: investments purchased	-
Net assets	$13,132,564

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,132,564	9,475,517	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$13,132,564	9,475,517

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$208,625
Mortality & expense charges			(163,247)
Net investment income (loss)			45,378

Gain (loss) on investments:
Net realized gain (loss)			178,967
Realized gain distributions			572,218
Net change in unrealized appreciation (depreciation)			174,918
Net gain (loss)			926,103

Increase (decrease) in net assets from operations			$971,481

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,378	$81,712
Net realized gain (loss)		178,967	14,660
Realized gain distributions		572,218	163,560
Net change in unrealized appreciation (depreciation)		174,918	343,505

Increase (decrease) in net assets from operations		971,481	603,437

Contract owner transactions:
Proceeds from units sold		16,091,180	23,585,280
Cost of units redeemed		(16,377,525)	(11,921,614)
Account charges		(23,850)	(12,988)
Increase (decrease)		(310,195)	11,650,678
Net increase (decrease)		661,286	12,254,115
Net assets, beginning		12,471,278	217,163
Net assets, ending		$13,132,564	$12,471,278

Units sold		11,740,124	19,463,943
Units redeemed		(11,971,619)	(9,948,845)
Net increase (decrease)		(231,495)	9,515,098
Units outstanding, beginning		9,707,012	191,914
Units outstanding, ending		9,475,517	9,707,012

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,145,646
Cost of units redeemed/account charges			(28,558,009)
Net investment income (loss)			127,230
Net realized gain (loss)			159,639
Realized gain distributions			752,738
Net change in unrealized appreciation (depreciation)			505,320
Net assets			$13,132,564

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	9,476	$13,133	1.25%	7.9%	12/31/2024	$1.40	0	$0	1.00%	8.1%	12/31/2024	$1.42	0	$0	0.75%	8.4%
12/31/2023	1.28	9,707	12,471	1.25%	13.5%	12/31/2023	1.30	0	0	1.00%	13.8%	12/31/2023	1.31	0	0	0.75%	14.1%
12/31/2022	1.13	192	217	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	188	254	1.25%	8.3%	12/31/2021	1.36	0	0	1.00%	8.6%	12/31/2021	1.36	0	0	0.75%	8.8%
12/31/2020	1.25	28	35	1.25%	14.4%	12/31/2020	1.25	0	0	1.00%	14.7%	12/31/2020	1.25	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	8.7%	12/31/2024	$1.46	0	$0	0.25%	9.0%	12/31/2024	$1.48	0	$0	0.00%	9.2%
12/31/2023	1.33	0	0	0.50%	14.4%	12/31/2023	1.34	0	0	0.25%	14.7%	12/31/2023	1.36	0	0	0.00%	15.0%
12/31/2022	1.16	0	0	0.50%	-15.4%	12/31/2022	1.17	0	0	0.25%	-15.2%	12/31/2022	1.18	0	0	0.00%	-15.0%
12/31/2021	1.37	0	0	0.50%	9.1%	12/31/2021	1.38	0	0	0.25%	9.4%	12/31/2021	1.39	0	0	0.00%	9.6%
12/31/2020	1.26	0	0	0.50%	15.2%	12/31/2020	1.26	0	0	0.25%	15.5%	12/31/2020	1.26	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	2.9%
2022	0.9%
2021	1.8%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Bond Fund R6 Class - 06-3TH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$824	$827	172
Receivables: investments sold	795
Payables: investments purchased	-
Net assets	$1,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,619	1,552	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$1,619	1,552

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22
Mortality & expense charges			(6)
Net investment income (loss)			16

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11)
Net gain (loss)			(11)

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16	$5
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11)	8

Increase (decrease) in net assets from operations		5	13

Contract owner transactions:
Proceeds from units sold		1,323	295
Cost of units redeemed		(5)	(4)
Account charges		(8)	-
Increase (decrease)		1,310	291
Net increase (decrease)		1,315	304
Net assets, beginning		304	-
Net assets, ending		$1,619	$304

Units sold		1,270	299
Units redeemed		(13)	(4)
Net increase (decrease)		1,257	295
Units outstanding, beginning		295	-
Units outstanding, ending		1,552	295

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$86,107
Cost of units redeemed/account charges			(84,422)
Net investment income (loss)			155
Net realized gain (loss)			(267)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			(3)
Net assets			$1,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	2	$2	1.25%	1.3%	12/31/2024	$1.06	0	$0	1.00%	1.5%	12/31/2024	$1.07	0	$0	0.75%	1.8%
12/31/2023	1.03	0	0	1.25%	6.1%	12/31/2023	1.04	0	0	1.00%	6.4%	12/31/2023	1.06	0	0	0.75%	6.6%
12/31/2022	0.97	0	0	1.25%	-14.9%	12/31/2022	0.98	0	0	1.00%	-14.7%	12/31/2022	0.99	0	0	0.75%	-14.5%
12/31/2021	1.14	0	0	1.25%	-2.0%	12/31/2021	1.15	0	0	1.00%	-1.7%	12/31/2021	1.16	0	0	0.75%	-1.5%
12/31/2020	1.16	13	15	1.25%	7.7%	12/31/2020	1.17	0	0	1.00%	7.9%	12/31/2020	1.17	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	2.0%	12/31/2024	$1.11	0	$0	0.25%	2.3%	12/31/2024	$1.12	0	$0	0.00%	2.6%
12/31/2023	1.07	0	0	0.50%	6.9%	12/31/2023	1.08	0	0	0.25%	7.2%	12/31/2023	1.10	0	0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-14.3%	12/31/2022	1.01	0	0	0.25%	-14.0%	12/31/2022	1.02	0	0	0.00%	-13.8%
12/31/2021	1.17	0	0	0.50%	-1.2%	12/31/2021	1.17	0	0	0.25%	-1.0%	12/31/2021	1.18	0	0	0.00%	-0.7%
12/31/2020	1.18	0	0	0.50%	8.5%	12/31/2020	1.19	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	3.9%
2022	0.0%
2021	0.4%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Real Estate R6 Class - 06-4FM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$132,988	$152,772	8,272
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$133,021

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,021	134,242	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$133,021	134,242

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,431
Mortality & expense charges			(1,644)
Net investment income (loss)			1,787

Gain (loss) on investments:
Net realized gain (loss)			(1,155)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,178)
Net gain (loss)			(7,333)

Increase (decrease) in net assets from operations			$(5,546)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,787	$860
Net realized gain (loss)		(1,155)	(5,636)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,178)	16,358

Increase (decrease) in net assets from operations		(5,546)	11,582

Contract owner transactions:
Proceeds from units sold		21,062	19,989
Cost of units redeemed		(8,056)	(22,979)
Account charges		(399)	(341)
Increase (decrease)		12,607	(3,331)
Net increase (decrease)		7,061	8,251
Net assets, beginning		125,960	117,709
Net assets, ending		$133,021	$125,960

Units sold		20,651	20,992
Units redeemed		(8,403)	(24,401)
Net increase (decrease)		12,248	(3,409)
Units outstanding, beginning		121,994	125,403
Units outstanding, ending		134,242	121,994

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$359,058
Cost of units redeemed/account charges			(205,214)
Net investment income (loss)			3,027
Net realized gain (loss)			(10,815)
Realized gain distributions			6,749
Net change in unrealized appreciation (depreciation)			(19,784)
Net assets			$133,021

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	134	$133	1.25%	-4.0%	12/31/2024	$1.00	0	$0	1.00%	-3.8%	12/31/2024	$1.02	0	$0	0.75%	-3.5%
12/31/2023	1.03	122	126	1.25%	10.0%	12/31/2023	1.04	0	0	1.00%	10.3%	12/31/2023	1.05	0	0	0.75%	10.5%
12/31/2022	0.94	125	118	1.25%	-27.9%	12/31/2022	0.95	0	0	1.00%	-27.7%	12/31/2022	0.95	0	0	0.75%	-27.5%
12/31/2021	1.30	116	151	1.25%	28.3%	12/31/2021	1.31	0	0	1.00%	28.6%	12/31/2021	1.32	0	0	0.75%	28.9%
12/31/2020	1.01	0	0	1.25%	0.9%	12/31/2020	1.02	0	0	1.00%	1.2%	12/31/2020	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	-3.3%	12/31/2024	$1.04	0	$0	0.25%	-3.1%	12/31/2024	$1.06	0	$0	0.00%	-2.8%
12/31/2023	1.07	0	0	0.50%	10.8%	12/31/2023	1.08	0	0	0.25%	11.1%	12/31/2023	1.09	0	0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-27.3%	12/31/2022	0.97	0	0	0.25%	-27.1%	12/31/2022	0.98	0	0	0.00%	-27.0%
12/31/2021	1.32	0	0	0.50%	29.2%	12/31/2021	1.33	0	0	0.25%	29.5%	12/31/2021	1.34	0	0	0.00%	29.9%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.03	0	0	0.25%	2.0%	12/31/2020	1.03	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	1.9%
2022	0.6%
2021	3.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Core Equity Fund R6 Class - 06-3W7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,942,828	$2,554,527	53,603
Receivables: investments sold	-
Payables: investments purchased	(1,623)
Net assets	$2,941,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,941,205	1,488,169	$1.98
Band 100	-	-	2.01
Band 75	-	-	2.03
Band 50	-	-	2.06
Band 25	-	-	2.09
Band 0	-	-	2.12
Total	$2,941,205	1,488,169

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,507
Mortality & expense charges			(41,600)
Net investment income (loss)			(20,093)

Gain (loss) on investments:
Net realized gain (loss)			203,951
Realized gain distributions			191,947
Net change in unrealized appreciation (depreciation)			206,813
Net gain (loss)			602,711

Increase (decrease) in net assets from operations			$582,618

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,093)	$(6,244)
Net realized gain (loss)		203,951	(86,326)
Realized gain distributions		191,947	50,617
Net change in unrealized appreciation (depreciation)		206,813	566,458

Increase (decrease) in net assets from operations		582,618	524,505

Contract owner transactions:
Proceeds from units sold		412,343	1,201,680
Cost of units redeemed		(1,022,286)	(668,804)
Account charges		(1,248)	(1,091)
Increase (decrease)		(611,191)	531,785
Net increase (decrease)		(28,573)	1,056,290
Net assets, beginning		2,969,778	1,913,488
Net assets, ending		$2,941,205	$2,969,778

Units sold		227,138	1,033,606
Units redeemed		(526,821)	(648,131)
Net increase (decrease)		(299,683)	385,475
Units outstanding, beginning		1,787,852	1,402,377
Units outstanding, ending		1,488,169	1,787,852

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,801,815
Cost of units redeemed/account charges			(2,684,232)
Net investment income (loss)			(39,167)
Net realized gain (loss)			36,792
Realized gain distributions			437,696
Net change in unrealized appreciation (depreciation)			388,301
Net assets			$2,941,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	1,488	$2,941	1.25%	19.0%	12/31/2024	$2.01	0	$0	1.00%	19.3%	12/31/2024	$2.03	0	$0	0.75%	19.6%
12/31/2023	1.66	1,788	2,970	1.25%	21.7%	12/31/2023	1.68	0	0	1.00%	22.0%	12/31/2023	1.70	0	0	0.75%	22.3%
12/31/2022	1.36	1,402	1,913	1.25%	-17.9%	12/31/2022	1.38	0	0	1.00%	-17.7%	12/31/2022	1.39	0	0	0.75%	-17.5%
12/31/2021	1.66	1,331	2,212	1.25%	23.9%	12/31/2021	1.67	0	0	1.00%	24.2%	12/31/2021	1.69	0	0	0.75%	24.5%
12/31/2020	1.34	109	146	1.25%	17.5%	12/31/2020	1.35	0	0	1.00%	17.8%	12/31/2020	1.35	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	19.9%	12/31/2024	$2.09	0	$0	0.25%	20.2%	12/31/2024	$2.12	0	$0	0.00%	20.5%
12/31/2023	1.72	0	0	0.50%	22.7%	12/31/2023	1.74	0	0	0.25%	23.0%	12/31/2023	1.76	0	0	0.00%	23.3%
12/31/2022	1.40	0	0	0.50%	-17.3%	12/31/2022	1.42	0	0	0.25%	-17.1%	12/31/2022	1.43	0	0	0.00%	-16.9%
12/31/2021	1.70	0	0	0.50%	24.8%	12/31/2021	1.71	0	0	0.25%	25.2%	12/31/2021	1.72	0	0	0.00%	25.5%
12/31/2020	1.36	0	0	0.50%	18.4%	12/31/2020	1.37	0	0	0.25%	18.7%	12/31/2020	1.37	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.6%
2021	0.7%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R2 Class - 06-822

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,772	$94,118	2,791
Receivables: investments sold	120
Payables: investments purchased	-
Net assets	$87,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,892	37,613	$2.34
Band 100	-	-	2.41
Band 75	-	-	2.48
Band 50	-	-	2.56
Band 25	-	-	2.64
Band 0	-	-	2.72
Total	$87,892	37,613

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,448
Mortality & expense charges			(4,866)
Net investment income (loss)			(3,418)

Gain (loss) on investments:
Net realized gain (loss)			(20,184)
Realized gain distributions			9,473
Net change in unrealized appreciation (depreciation)			59,597
Net gain (loss)			48,886

Increase (decrease) in net assets from operations			$45,468

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,418)	$2,277
Net realized gain (loss)		(20,184)	(2,190)
Realized gain distributions		9,473	47,330
Net change in unrealized appreciation (depreciation)		59,597	16,156

Increase (decrease) in net assets from operations		45,468	63,573

Contract owner transactions:
Proceeds from units sold		29,525	77,754
Cost of units redeemed		(471,714)	(31,817)
Account charges		(11)	(7)
Increase (decrease)		(442,200)	45,930
Net increase (decrease)		(396,732)	109,503
Net assets, beginning		484,624	375,121
Net assets, ending		$87,892	$484,624

Units sold		12,590	38,050
Units redeemed		(193,832)	(15,495)
Net increase (decrease)		(181,242)	22,555
Units outstanding, beginning		218,855	196,300
Units outstanding, ending		37,613	218,855

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,586,777
Cost of units redeemed/account charges			(2,990,156)
Net investment income (loss)			(19,385)
Net realized gain (loss)			260,267
Realized gain distributions			256,735
Net change in unrealized appreciation (depreciation)			(6,346)
Net assets			$87,892

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	38	$88	1.25%	5.5%	12/31/2024	$2.41	0	$0	1.00%	5.8%	12/31/2024	$2.48	0	$0	0.75%	6.1%
12/31/2023	2.21	219	485	1.25%	15.9%	12/31/2023	2.28	0	0	1.00%	16.2%	12/31/2023	2.34	0	0	0.75%	16.5%
12/31/2022	1.91	196	375	1.25%	-24.4%	12/31/2022	1.96	0	0	1.00%	-24.2%	12/31/2022	2.01	0	0	0.75%	-24.0%
12/31/2021	2.53	201	508	1.25%	8.7%	12/31/2021	2.59	0	0	1.00%	8.9%	12/31/2021	2.65	0	0	0.75%	9.2%
12/31/2020	2.33	314	731	1.25%	18.4%	12/31/2020	2.37	0	0	1.00%	18.7%	12/31/2020	2.42	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.56	0	$0	0.50%	6.3%	12/31/2024	$2.64	0	$0	0.25%	6.6%	12/31/2024	$2.72	0	$0	0.00%	6.9%
12/31/2023	2.41	0	0	0.50%	16.7%	12/31/2023	2.47	0	0	0.25%	17.0%	12/31/2023	2.54	0	0	0.00%	17.3%
12/31/2022	2.06	0	0	0.50%	-23.8%	12/31/2022	2.11	0	0	0.25%	-23.6%	12/31/2022	2.17	0	0	0.00%	-23.4%
12/31/2021	2.71	0	0	0.50%	9.5%	12/31/2021	2.77	0	0	0.25%	9.8%	12/31/2021	2.83	0	0	0.00%	10.0%
12/31/2020	2.47	0	0	0.50%	19.2%	12/31/2020	2.52	0	0	0.25%	19.5%	12/31/2020	2.57	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	1.7%
2022	0.5%
2021	0.5%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Bond R6 Class - 06-4TK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,760	$17,672	2,282
Receivables: investments sold	725
Payables: investments purchased	-
Net assets	$18,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,485	19,284	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$18,485	19,284

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$475
Mortality & expense charges			(179)
Net investment income (loss)			296

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94)
Net gain (loss)			(56)

Increase (decrease) in net assets from operations			$240

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$296	$65
Net realized gain (loss)		38	9
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(94)	241

Increase (decrease) in net assets from operations		240	315

Contract owner transactions:
Proceeds from units sold		8,420	9,645
Cost of units redeemed		(790)	(1,624)
Account charges		(6)	(5)
Increase (decrease)		7,624	8,016
Net increase (decrease)		7,864	8,331
Net assets, beginning		10,621	2,290
Net assets, ending		$18,485	$10,621

Units sold		8,875	10,400
Units redeemed		(821)	(1,774)
Net increase (decrease)		8,054	8,626
Units outstanding, beginning		11,230	2,604
Units outstanding, ending		19,284	11,230

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,381
Cost of units redeemed/account charges			(2,434)
Net investment income (loss)			363
Net realized gain (loss)			47
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			88
Net assets			$18,485

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	19	$18	1.25%	1.4%	12/31/2024	$0.97	0	$0	1.00%	1.6%	12/31/2024	$0.98	0	$0	0.75%	1.9%
12/31/2023	0.95	11	11	1.25%	7.6%	12/31/2023	0.95	0	0	1.00%	7.8%	12/31/2023	0.96	0	0	0.75%	8.1%
12/31/2022	0.88	3	2	1.25%	-12.0%	12/31/2022	0.88	0	0	1.00%	-11.8%	12/31/2022	0.89	0	0	0.75%	-11.6%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	2.1%	12/31/2024	$1.00	0	$0	0.25%	2.4%	12/31/2024	$1.01	0	$0	0.00%	2.6%
12/31/2023	0.97	0	0	0.50%	8.4%	12/31/2023	0.97	0	0	0.25%	8.6%	12/31/2023	0.98	0	0	0.00%	8.9%
12/31/2022	0.89	0	0	0.50%	-11.3%	12/31/2022	0.90	0	0	0.25%	-11.1%	12/31/2022	0.90	0	0	0.00%	-10.9%
12/31/2021	1.01	0	0	0.50%	0.5%	12/31/2021	1.01	0	0	0.25%	0.7%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	1.8%
2022	1.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$587,259	$545,290	14,166
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$587,363

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,923	61,795	$5.87
Band 100	-	-	6.09
Band 75	-	-	6.32
Band 50	-	-	6.55
Band 25	-	-	6.80
Band 0	224,440	31,842	7.05
Total	$587,363	93,637

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,325
Mortality & expense charges			(4,062)
Net investment income (loss)			(2,737)

Gain (loss) on investments:
Net realized gain (loss)			3,696
Realized gain distributions			45,750
Net change in unrealized appreciation (depreciation)			25,537
Net gain (loss)			74,983

Increase (decrease) in net assets from operations			$72,246

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,737)	$(2,380)
Net realized gain (loss)		3,696	(29,201)
Realized gain distributions		45,750	17,506
Net change in unrealized appreciation (depreciation)		25,537	121,310

Increase (decrease) in net assets from operations		72,246	107,235

Contract owner transactions:
Proceeds from units sold		87,910	92,430
Cost of units redeemed		(58,600)	(343,581)
Account charges		(713)	(609)
Increase (decrease)		28,597	(251,760)
Net increase (decrease)		100,843	(144,525)
Net assets, beginning		486,520	631,045
Net assets, ending		$587,363	$486,520

Units sold		15,082	19,812
Units redeemed		(11,246)	(76,862)
Net increase (decrease)		3,836	(57,050)
Units outstanding, beginning		89,801	146,851
Units outstanding, ending		93,637	89,801

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$35,883,119
Cost of units redeemed/account charges			(49,186,821)
Net investment income (loss)			(279,463)
Net realized gain (loss)			9,606,749
Realized gain distributions			4,521,810
Net change in unrealized appreciation (depreciation)			41,969
Net assets			$587,363

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.87	62	$363	1.25%	14.9%	12/31/2024	$6.09	0	$0	1.00%	15.2%	12/31/2024	$6.32	0	$0	0.75%	15.5%
12/31/2023	5.11	61	310	1.25%	22.5%	12/31/2023	5.29	0	0	1.00%	22.8%	12/31/2023	5.47	0	0	0.75%	23.1%
12/31/2022	4.17	121	504	1.25%	-20.2%	12/31/2022	4.30	0	0	1.00%	-20.0%	12/31/2022	4.44	0	0	0.75%	-19.8%
12/31/2021	5.23	146	766	1.25%	24.6%	12/31/2021	5.38	0	0	1.00%	24.9%	12/31/2021	5.54	0	0	0.75%	25.3%
12/31/2020	4.20	927	3,891	1.25%	20.9%	12/31/2020	4.31	0	0	1.00%	21.2%	12/31/2020	4.42	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.55	0	$0	0.50%	15.8%	12/31/2024	$6.80	0	$0	0.25%	16.1%	12/31/2024	$7.05	32	$224	0.00%	16.4%
12/31/2023	5.66	0	0	0.50%	23.4%	12/31/2023	5.86	0	0	0.25%	23.8%	12/31/2023	6.06	29	176	0.00%	24.1%
12/31/2022	4.58	0	0	0.50%	-19.6%	12/31/2022	4.73	0	0	0.25%	-19.4%	12/31/2022	4.88	26	127	0.00%	-19.2%
12/31/2021	5.71	0	0	0.50%	25.6%	12/31/2021	5.87	0	0	0.25%	25.9%	12/31/2021	6.05	0	0	0.00%	26.2%
12/31/2020	4.54	0	0	0.50%	21.8%	12/31/2020	4.67	0	0	0.25%	22.1%	12/31/2020	4.79	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.3%
2022	0.4%
2021	0.1%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,268,375	$1,826,888	56,295
Receivables: investments sold	-
Payables: investments purchased	(241)
Net assets	$2,268,134

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,195,402	211,051	$5.66
Band 100	1,072,732	182,607	5.87
Band 75	-	-	6.09
Band 50	-	-	6.32
Band 25	-	-	6.55
Band 0	-	-	6.80
Total	$2,268,134	393,658

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(26,111)
Net investment income (loss)			(26,111)

Gain (loss) on investments:
Net realized gain (loss)			87,674
Realized gain distributions			182,389
Net change in unrealized appreciation (depreciation)			68,025
Net gain (loss)			338,088

Increase (decrease) in net assets from operations			$311,977

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,111)	$(21,940)
Net realized gain (loss)		87,674	59,254
Realized gain distributions		182,389	79,636
Net change in unrealized appreciation (depreciation)		68,025	301,759

Increase (decrease) in net assets from operations		311,977	418,709

Contract owner transactions:
Proceeds from units sold		147,499	167,420
Cost of units redeemed		(332,966)	(398,810)
Account charges		(991)	(1,039)
Increase (decrease)		(186,458)	(232,429)
Net increase (decrease)		125,519	186,280
Net assets, beginning		2,142,615	1,956,335
Net assets, ending		$2,268,134	$2,142,615

Units sold		27,249	36,953
Units redeemed		(60,325)	(87,207)
Net increase (decrease)		(33,076)	(50,254)
Units outstanding, beginning		426,734	476,988
Units outstanding, ending		393,658	426,734

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,574,065
Cost of units redeemed/account charges			(20,041,131)
Net investment income (loss)			(409,534)
Net realized gain (loss)			3,383,978
Realized gain distributions			2,319,269
Net change in unrealized appreciation (depreciation)			441,487
Net assets			$2,268,134

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.66	211	$1,195	1.25%	14.6%	12/31/2024	$5.87	183	$1,073	1.00%	14.9%	12/31/2024	$6.09	0	$0	0.75%	15.2%
12/31/2023	4.94	231	1,143	1.25%	22.2%	12/31/2023	5.11	196	1,000	1.00%	22.5%	12/31/2023	5.29	0	0	0.75%	22.8%
12/31/2022	4.04	265	1,070	1.25%	-20.4%	12/31/2022	4.17	212	886	1.00%	-20.2%	12/31/2022	4.31	0	0	0.75%	-20.0%
12/31/2021	5.08	240	1,220	1.25%	24.3%	12/31/2021	5.23	230	1,201	1.00%	24.6%	12/31/2021	5.39	0	0	0.75%	24.9%
12/31/2020	4.09	267	1,092	1.25%	20.6%	12/31/2020	4.20	246	1,031	1.00%	20.9%	12/31/2020	4.31	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.32	0	$0	0.50%	15.5%	12/31/2024	$6.55	0	$0	0.25%	15.8%	12/31/2024	$6.80	0	$0	0.00%	16.0%
12/31/2023	5.47	0	0	0.50%	23.1%	12/31/2023	5.66	0	0	0.25%	23.5%	12/31/2023	5.86	0	0	0.00%	23.8%
12/31/2022	4.44	0	0	0.50%	-19.8%	12/31/2022	4.59	0	0	0.25%	-19.6%	12/31/2022	4.73	0	0	0.00%	-19.4%
12/31/2021	5.54	0	0	0.50%	25.3%	12/31/2021	5.71	0	0	0.25%	25.6%	12/31/2021	5.88	0	0	0.00%	25.9%
12/31/2020	4.43	0	0	0.50%	21.5%	12/31/2020	4.55	0	0	0.25%	21.8%	12/31/2020	4.67	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Equity R6 Class - 06-6W7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,087,810	$2,130,170	62,308
Receivables: investments sold	19,460
Payables: investments purchased	-
Net assets	$2,107,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,107,270	2,099,305	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$2,107,270	2,099,305

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,136
Mortality & expense charges			(18,017)
Net investment income (loss)			12,119

Gain (loss) on investments:
Net realized gain (loss)			5,907
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(42,360)
Net gain (loss)			(36,453)

Increase (decrease) in net assets from operations			$(24,334)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,119	$-
Net realized gain (loss)		5,907	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(42,360)	-

Increase (decrease) in net assets from operations		(24,334)	-

Contract owner transactions:
Proceeds from units sold		2,291,114	-
Cost of units redeemed		(159,416)	-
Account charges		(94)	-
Increase (decrease)		2,131,604	-
Net increase (decrease)		2,107,270	-
Net assets, beginning		-	-
Net assets, ending		$2,107,270	$-

Units sold		2,253,327	-
Units redeemed		(154,022)	-
Net increase (decrease)		2,099,305	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,099,305	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,291,114
Cost of units redeemed/account charges			(159,510)
Net investment income (loss)			12,119
Net realized gain (loss)			5,907
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(42,360)
Net assets			$2,107,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	2,099	$2,107	1.25%	0.4%	12/31/2024	$1.01	0	$0	1.00%	0.6%	12/31/2024	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	1.0%	12/31/2024	$1.01	0	$0	0.25%	1.2%	12/31/2024	$1.01	0	$0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.83
Band 50	-	-	1.88
Band 25	-	-	1.94
Band 0	-	-	1.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	1.25%	12.5%	12/31/2024	$1.78	0	$0	1.00%	12.8%	12/31/2024	$1.83	0	$0	0.75%	13.1%
12/31/2023	1.53	0	0	1.25%	14.2%	12/31/2023	1.58	0	0	1.00%	14.5%	12/31/2023	1.62	0	0	0.75%	14.7%
12/31/2022	1.34	0	0	1.25%	-14.5%	12/31/2022	1.38	0	0	1.00%	-14.3%	12/31/2022	1.41	0	0	0.75%	-14.1%
12/31/2021	1.57	0	0	1.25%	12.4%	12/31/2021	1.61	0	0	1.00%	12.7%	12/31/2021	1.64	0	0	0.75%	12.9%
12/31/2020	1.40	0	0	1.25%	12.1%	12/31/2020	1.43	0	0	1.00%	12.3%	12/31/2020	1.45	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	13.4%	12/31/2024	$1.94	0	$0	0.25%	13.7%	12/31/2024	$1.99	0	$0	0.00%	14.0%
12/31/2023	1.66	0	0	0.50%	15.0%	12/31/2023	1.70	0	0	0.25%	15.3%	12/31/2023	1.75	0	0	0.00%	15.6%
12/31/2022	1.44	0	0	0.50%	-13.9%	12/31/2022	1.48	0	0	0.25%	-13.6%	12/31/2022	1.51	0	0	0.00%	-13.4%
12/31/2021	1.68	0	0	0.50%	13.2%	12/31/2021	1.71	0	0	0.25%	13.5%	12/31/2021	1.75	0	0	0.00%	13.8%
12/31/2020	1.48	0	0	0.50%	12.9%	12/31/2020	1.51	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund Y Class - 06-010 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.12
Band 100	-	-	2.19
Band 75	-	-	2.25
Band 50	-	-	2.32
Band 25	-	-	2.38
Band 0	-	-	2.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,204,816
Cost of units redeemed/account charges			(11,817,950)
Net investment income (loss)			(86,665)
Net realized gain (loss)			44,106
Realized gain distributions			655,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	1.25%	14.3%	12/31/2024	$2.19	0	$0	1.00%	14.6%	12/31/2024	$2.25	0	$0	0.75%	14.9%
12/31/2023	1.86	0	0	1.25%	14.8%	12/31/2023	1.91	0	0	1.00%	15.0%	12/31/2023	1.96	0	0	0.75%	15.3%
12/31/2022	1.62	0	0	1.25%	-17.1%	12/31/2022	1.66	0	0	1.00%	-16.9%	12/31/2022	1.70	0	0	0.75%	-16.7%
12/31/2021	1.95	0	0	1.25%	14.8%	12/31/2021	2.00	0	0	1.00%	15.1%	12/31/2021	2.04	0	0	0.75%	15.4%
12/31/2020	1.70	0	0	1.25%	12.9%	12/31/2020	1.74	0	0	1.00%	13.2%	12/31/2020	1.77	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.32	0	$0	0.50%	15.1%	12/31/2024	$2.38	0	$0	0.25%	15.4%	12/31/2024	$2.45	0	$0	0.00%	15.7%
12/31/2023	2.01	0	0	0.50%	15.6%	12/31/2023	2.07	0	0	0.25%	15.9%	12/31/2023	2.12	0	0	0.00%	16.2%
12/31/2022	1.74	0	0	0.50%	-16.5%	12/31/2022	1.78	0	0	0.25%	-16.3%	12/31/2022	1.82	0	0	0.00%	-16.1%
12/31/2021	2.08	0	0	0.50%	15.7%	12/31/2021	2.13	0	0	0.25%	15.9%	12/31/2021	2.17	0	0	0.00%	16.2%
12/31/2020	1.80	0	0	0.50%	13.8%	12/31/2020	1.84	0	0	0.25%	14.1%	12/31/2020	1.87	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund R Class - 06-009

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$203,117	$194,747	8,665
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$203,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$203,200	99,460	$2.04
Band 100	-	-	2.10
Band 75	-	-	2.16
Band 50	-	-	2.23
Band 25	-	-	2.29
Band 0	-	-	2.36
Total	$203,200	99,460

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,892
Mortality & expense charges			(2,130)
Net investment income (loss)			762

Gain (loss) on investments:
Net realized gain (loss)			(1,374)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,186
Net gain (loss)			19,812

Increase (decrease) in net assets from operations			$20,574

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$762	$(367)
Net realized gain (loss)		(1,374)	(3,208)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,186	20,977

Increase (decrease) in net assets from operations		20,574	17,402

Contract owner transactions:
Proceeds from units sold		63,942	17,252
Cost of units redeemed		(19,461)	(10,859)
Account charges		(221)	(174)
Increase (decrease)		44,260	6,219
Net increase (decrease)		64,834	23,621
Net assets, beginning		138,366	114,745
Net assets, ending		$203,200	$138,366

Units sold		32,575	10,729
Units redeemed		(10,329)	(6,788)
Net increase (decrease)		22,246	3,941
Units outstanding, beginning		77,214	73,273
Units outstanding, ending		99,460	77,214

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$735,285
Cost of units redeemed/account charges			(610,153)
Net investment income (loss)			(5,717)
Net realized gain (loss)			909
Realized gain distributions			74,506
Net change in unrealized appreciation (depreciation)			8,370
Net assets			$203,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	99	$203	1.25%	14.0%	12/31/2024	$2.10	0	$0	1.00%	14.3%	12/31/2024	$2.16	0	$0	0.75%	14.6%
12/31/2023	1.79	77	138	1.25%	14.4%	12/31/2023	1.84	0	0	1.00%	14.7%	12/31/2023	1.89	0	0	0.75%	15.0%
12/31/2022	1.57	73	115	1.25%	-17.4%	12/31/2022	1.60	0	0	1.00%	-17.2%	12/31/2022	1.64	0	0	0.75%	-17.0%
12/31/2021	1.90	71	135	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.98	0	0	0.75%	14.9%
12/31/2020	1.66	64	106	1.25%	12.5%	12/31/2020	1.69	0	0	1.00%	12.8%	12/31/2020	1.72	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	0	$0	0.50%	14.9%	12/31/2024	$2.29	0	$0	0.25%	15.2%	12/31/2024	$2.36	0	$0	0.00%	15.5%
12/31/2023	1.94	0	0	0.50%	15.3%	12/31/2023	1.99	0	0	0.25%	15.6%	12/31/2023	2.04	0	0	0.00%	15.9%
12/31/2022	1.68	0	0	0.50%	-16.8%	12/31/2022	1.72	0	0	0.25%	-16.6%	12/31/2022	1.76	0	0	0.00%	-16.4%
12/31/2021	2.02	0	0	0.50%	15.2%	12/31/2021	2.06	0	0	0.25%	15.5%	12/31/2021	2.11	0	0	0.00%	15.8%
12/31/2020	1.75	0	0	0.50%	13.4%	12/31/2020	1.79	0	0	0.25%	13.7%	12/31/2020	1.82	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.0%
2022	0.2%
2021	0.0%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund R Class - 06-011

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,806	$6,862	1,133
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$6,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,809	5,066	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.47
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$6,809	5,066

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,323
Mortality & expense charges			(984)
Net investment income (loss)			4,339

Gain (loss) on investments:
Net realized gain (loss)			(14,792)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,222
Net gain (loss)			(1,570)

Increase (decrease) in net assets from operations			$2,769

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,339	$12,512
Net realized gain (loss)		(14,792)	(626)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,222	9,451

Increase (decrease) in net assets from operations		2,769	21,337

Contract owner transactions:
Proceeds from units sold		5,010	12,069
Cost of units redeemed		(228,760)	(2,501)
Account charges		-	(40)
Increase (decrease)		(223,750)	9,528
Net increase (decrease)		(220,981)	30,865
Net assets, beginning		227,790	196,925
Net assets, ending		$6,809	$227,790

Units sold		3,888	10,019
Units redeemed		(175,756)	(2,128)
Net increase (decrease)		(171,868)	7,891
Units outstanding, beginning		176,934	169,043
Units outstanding, ending		5,066	176,934

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$636,082
Cost of units redeemed/account charges			(657,224)
Net investment income (loss)			63,521
Net realized gain (loss)			(39,805)
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(56)
Net assets			$6,809

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	5	$7	1.25%	4.4%	12/31/2024	$1.38	0	$0	1.00%	4.7%	12/31/2024	$1.42	0	$0	0.75%	4.9%
12/31/2023	1.29	177	228	1.25%	10.5%	12/31/2023	1.32	0	0	1.00%	10.8%	12/31/2023	1.36	0	0	0.75%	11.1%
12/31/2022	1.16	169	197	1.25%	-12.8%	12/31/2022	1.19	0	0	1.00%	-12.5%	12/31/2022	1.22	0	0	0.75%	-12.3%
12/31/2021	1.34	6	8	1.25%	5.0%	12/31/2021	1.36	0	0	1.00%	5.2%	12/31/2021	1.39	0	0	0.75%	5.5%
12/31/2020	1.27	9	11	1.25%	3.6%	12/31/2020	1.30	0	0	1.00%	3.9%	12/31/2020	1.32	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	5.2%	12/31/2024	$1.51	0	$0	0.25%	5.5%	12/31/2024	$1.55	0	$0	0.00%	5.7%
12/31/2023	1.39	0	0	0.50%	11.3%	12/31/2023	1.43	0	0	0.25%	11.6%	12/31/2023	1.47	0	0	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-12.1%	12/31/2022	1.28	0	0	0.25%	-11.9%	12/31/2022	1.31	0	0	0.00%	-11.7%
12/31/2021	1.42	0	0	0.50%	5.8%	12/31/2021	1.45	0	0	0.25%	6.0%	12/31/2021	1.49	0	0	0.00%	6.3%
12/31/2020	1.35	0	0	0.50%	4.4%	12/31/2020	1.37	0	0	0.25%	4.6%	12/31/2020	1.40	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	7.1%
2022	9.0%
2021	5.6%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund R Class - 06-CGP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.70
Band 100	-	-	0.72
Band 75	-	-	0.73
Band 50	-	-	0.75
Band 25	-	-	0.77
Band 0	-	-	0.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$321,340
Cost of units redeemed/account charges			(291,446)
Net investment income (loss)			(4,029)
Net realized gain (loss)			(25,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.70	0	$0	1.25%	-5.0%	12/31/2024	$0.72	0	$0	1.00%	-4.8%	12/31/2024	$0.73	0	$0	0.75%	-4.5%
12/31/2023	0.74	0	0	1.25%	-5.5%	12/31/2023	0.75	0	0	1.00%	-5.3%	12/31/2023	0.77	0	0	0.75%	-5.0%
12/31/2022	0.78	0	0	1.25%	39.2%	12/31/2022	0.79	0	0	1.00%	39.5%	12/31/2022	0.81	0	0	0.75%	39.9%
12/31/2021	0.56	0	0	1.25%	40.9%	12/31/2021	0.57	0	0	1.00%	41.2%	12/31/2021	0.58	0	0	0.75%	41.6%
12/31/2020	0.40	0	0	1.25%	-39.7%	12/31/2020	0.40	0	0	1.00%	-39.6%	12/31/2020	0.41	0	0	0.75%	-39.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.75	0	$0	0.50%	-4.3%	12/31/2024	$0.77	0	$0	0.25%	-4.1%	12/31/2024	$0.78	0	$0	0.00%	-3.8%
12/31/2023	0.78	0	0	0.50%	-4.8%	12/31/2023	0.80	0	0	0.25%	-4.6%	12/31/2023	0.81	0	0	0.00%	-4.3%
12/31/2022	0.82	0	0	0.50%	40.2%	12/31/2022	0.84	0	0	0.25%	40.6%	12/31/2022	0.85	0	0	0.00%	40.9%
12/31/2021	0.59	0	0	0.50%	41.9%	12/31/2021	0.60	0	0	0.25%	42.3%	12/31/2021	0.60	0	0	0.00%	42.6%
12/31/2020	0.41	0	0	0.50%	-39.3%	12/31/2020	0.42	0	0	0.25%	-39.1%	12/31/2020	0.42	0	0	0.00%	-39.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund Y Class - 06-CGR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,567	$1,662	172
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,567	2,174	$0.72
Band 100	-	-	0.74
Band 75	-	-	0.75
Band 50	-	-	0.77
Band 25	-	-	0.79
Band 0	-	-	0.81
Total	$1,567	2,174

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13
Mortality & expense charges			(16)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(68)
Net gain (loss)			(71)

Increase (decrease) in net assets from operations			$(74)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$13
Net realized gain (loss)		(3)	11
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(68)	(52)

Increase (decrease) in net assets from operations		(74)	(28)

Contract owner transactions:
Proceeds from units sold		719	815
Cost of units redeemed		(33)	(427)
Account charges		-	-
Increase (decrease)		686	388
Net increase (decrease)		612	360
Net assets, beginning		955	595
Net assets, ending		$1,567	$955

Units sold		960	1,066
Units redeemed		(47)	(550)
Net increase (decrease)		913	516
Units outstanding, beginning		1,261	745
Units outstanding, ending		2,174	1,261

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,748,030
Cost of units redeemed/account charges			(1,434,558)
Net investment income (loss)			(20,284)
Net realized gain (loss)			(291,526)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(95)
Net assets			$1,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.72	2	$2	1.25%	-4.8%	12/31/2024	$0.74	0	$0	1.00%	-4.6%	12/31/2024	$0.75	0	$0	0.75%	-4.3%
12/31/2023	0.76	1	1	1.25%	-5.3%	12/31/2023	0.77	0	0	1.00%	-5.0%	12/31/2023	0.79	0	0	0.75%	-4.8%
12/31/2022	0.80	1	1	1.25%	39.4%	12/31/2022	0.81	0	0	1.00%	39.8%	12/31/2022	0.83	0	0	0.75%	40.1%
12/31/2021	0.57	323	185	1.25%	41.5%	12/31/2021	0.58	0	0	1.00%	41.9%	12/31/2021	0.59	0	0	0.75%	42.3%
12/31/2020	0.40	72	29	1.25%	-39.5%	12/31/2020	0.41	0	0	1.00%	-39.3%	12/31/2020	0.42	0	0	0.75%	-39.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.77	0	$0	0.50%	-4.1%	12/31/2024	$0.79	0	$0	0.25%	-3.8%	12/31/2024	$0.81	0	$0	0.00%	-3.6%
12/31/2023	0.80	0	0	0.50%	-4.5%	12/31/2023	0.82	0	0	0.25%	-4.3%	12/31/2023	0.84	0	0	0.00%	-4.1%
12/31/2022	0.84	0	0	0.50%	40.5%	12/31/2022	0.86	0	0	0.25%	40.8%	12/31/2022	0.87	0	0	0.00%	41.2%
12/31/2021	0.60	0	0	0.50%	42.6%	12/31/2021	0.61	0	0	0.25%	43.0%	12/31/2021	0.62	0	0	0.00%	43.3%
12/31/2020	0.42	0	0	0.50%	-39.0%	12/31/2020	0.43	0	0	0.25%	-38.9%	12/31/2020	0.43	0	0	0.00%	-38.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	2.7%
2022	0.0%
2021	2.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund R Class - 06-CGT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.20
Band 100	-	-	3.27
Band 75	-	-	3.35
Band 50	-	-	3.43
Band 25	-	-	3.51
Band 0	-	-	3.59
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$71,412
Cost of units redeemed/account charges			(88,706)
Net investment income (loss)			(608)
Net realized gain (loss)			11,054
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.20	0	$0	1.25%	29.4%	12/31/2024	$3.27	0	$0	1.00%	29.7%	12/31/2024	$3.35	0	$0	0.75%	30.0%
12/31/2023	2.47	0	0	1.25%	38.5%	12/31/2023	2.52	0	0	1.00%	38.9%	12/31/2023	2.58	0	0	0.75%	39.2%
12/31/2022	1.79	0	0	1.25%	-33.5%	12/31/2022	1.82	0	0	1.00%	-33.3%	12/31/2022	1.85	0	0	0.75%	-33.1%
12/31/2021	2.68	0	0	1.25%	13.5%	12/31/2021	2.73	0	0	1.00%	13.8%	12/31/2021	2.77	0	0	0.75%	14.1%
12/31/2020	2.37	0	0	1.25%	33.8%	12/31/2020	2.40	0	0	1.00%	34.2%	12/31/2020	2.43	0	0	0.75%	34.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.43	0	$0	0.50%	30.4%	12/31/2024	$3.51	0	$0	0.25%	30.7%	12/31/2024	$3.59	0	$0	0.00%	31.0%
12/31/2023	2.63	0	0	0.50%	39.5%	12/31/2023	2.68	0	0	0.25%	39.9%	12/31/2023	2.74	0	0	0.00%	40.2%
12/31/2022	1.88	0	0	0.50%	-33.0%	12/31/2022	1.92	0	0	0.25%	-32.8%	12/31/2022	1.95	0	0	0.00%	-32.6%
12/31/2021	2.81	0	0	0.50%	14.4%	12/31/2021	2.85	0	0	0.25%	14.7%	12/31/2021	2.90	0	0	0.00%	14.9%
12/31/2020	2.46	0	0	0.50%	34.9%	12/31/2020	2.49	0	0	0.25%	35.2%	12/31/2020	2.52	0	0	0.00%	35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund Y Class - 06-CGV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.30
Band 100	-	-	3.38
Band 75	-	-	3.46
Band 50	-	-	3.54
Band 25	-	-	3.62
Band 0	-	-	3.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,871
Cost of units redeemed/account charges			(42,829)
Net investment income (loss)			(515)
Net realized gain (loss)			2,118
Realized gain distributions			3,355
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	0	$0	1.25%	29.7%	12/31/2024	$3.38	0	$0	1.00%	30.0%	12/31/2024	$3.46	0	$0	0.75%	30.4%
12/31/2023	2.55	0	0	1.25%	38.9%	12/31/2023	2.60	0	0	1.00%	39.2%	12/31/2023	2.65	0	0	0.75%	39.6%
12/31/2022	1.83	0	0	1.25%	-33.2%	12/31/2022	1.87	0	0	1.00%	-33.1%	12/31/2022	1.90	0	0	0.75%	-32.9%
12/31/2021	2.75	0	0	1.25%	14.0%	12/31/2021	2.79	0	0	1.00%	14.3%	12/31/2021	2.83	0	0	0.75%	14.6%
12/31/2020	2.41	0	0	1.25%	34.4%	12/31/2020	2.44	0	0	1.00%	34.7%	12/31/2020	2.47	0	0	0.75%	35.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.54	0	$0	0.50%	30.7%	12/31/2024	$3.62	0	$0	0.25%	31.0%	12/31/2024	$3.70	0	$0	0.00%	31.4%
12/31/2023	2.71	0	0	0.50%	39.9%	12/31/2023	2.76	0	0	0.25%	40.3%	12/31/2023	2.82	0	0	0.00%	40.6%
12/31/2022	1.93	0	0	0.50%	-32.7%	12/31/2022	1.97	0	0	0.25%	-32.6%	12/31/2022	2.00	0	0	0.00%	-32.4%
12/31/2021	2.88	0	0	0.50%	14.9%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.97	0	0	0.00%	15.4%
12/31/2020	2.50	0	0	0.50%	35.4%	12/31/2020	2.54	0	0	0.25%	35.7%	12/31/2020	2.57	0	0	0.00%	36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund N Class - 06-CXY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.83
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	1.25%	14.7%	12/31/2024	$1.86	0	$0	1.00%	15.0%	12/31/2024	$1.90	0	$0	0.75%	15.2%
12/31/2023	1.59	0	0	1.25%	15.1%	12/31/2023	1.62	0	0	1.00%	15.4%	12/31/2023	1.65	0	0	0.75%	15.6%
12/31/2022	1.38	0	0	1.25%	-16.8%	12/31/2022	1.41	0	0	1.00%	-16.6%	12/31/2022	1.43	0	0	0.75%	-16.4%
12/31/2021	1.66	0	0	1.25%	15.2%	12/31/2021	1.69	0	0	1.00%	15.5%	12/31/2021	1.71	0	0	0.75%	15.8%
12/31/2020	1.44	0	0	1.25%	13.4%	12/31/2020	1.46	0	0	1.00%	13.7%	12/31/2020	1.47	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	15.5%	12/31/2024	$1.98	0	$0	0.25%	15.8%	12/31/2024	$2.02	0	$0	0.00%	16.1%
12/31/2023	1.68	0	0	0.50%	15.9%	12/31/2023	1.71	0	0	0.25%	16.2%	12/31/2023	1.74	0	0	0.00%	16.5%
12/31/2022	1.45	0	0	0.50%	-16.2%	12/31/2022	1.47	0	0	0.25%	-16.0%	12/31/2022	1.49	0	0	0.00%	-15.8%
12/31/2021	1.73	0	0	0.50%	16.0%	12/31/2021	1.75	0	0	0.25%	16.3%	12/31/2021	1.77	0	0	0.00%	16.6%
12/31/2020	1.49	0	0	0.50%	14.2%	12/31/2020	1.50	0	0	0.25%	14.5%	12/31/2020	1.52	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund N Class - 06-FNR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$463,500	$460,603	23,407
Receivables: investments sold	2,776
Payables: investments purchased	-
Net assets	$466,276

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$466,276	275,111	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$466,276	275,111

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,762
Mortality & expense charges			(4,982)
Net investment income (loss)			(2,220)

Gain (loss) on investments:
Net realized gain (loss)			(26,491)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			78,153
Net gain (loss)			51,662

Increase (decrease) in net assets from operations			$49,442

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,220)	$(3,391)
Net realized gain (loss)		(26,491)	(57,267)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		78,153	117,415

Increase (decrease) in net assets from operations		49,442	56,757

Contract owner transactions:
Proceeds from units sold		101,826	28,927
Cost of units redeemed		(101,497)	(110,115)
Account charges		(362)	(313)
Increase (decrease)		(33)	(81,501)
Net increase (decrease)		49,409	(24,744)
Net assets, beginning		416,867	441,611
Net assets, ending		$466,276	$416,867

Units sold		63,216	24,123
Units redeemed		(67,390)	(86,410)
Net increase (decrease)		(4,174)	(62,287)
Units outstanding, beginning		279,285	341,572
Units outstanding, ending		275,111	279,285

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,120,806
Cost of units redeemed/account charges			(751,399)
Net investment income (loss)			(22,621)
Net realized gain (loss)			(66,690)
Realized gain distributions			183,283
Net change in unrealized appreciation (depreciation)			2,897
Net assets			$466,276

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	275	$466	1.25%	13.5%	12/31/2024	$1.73	0	$0	1.00%	13.8%	12/31/2024	$1.76	0	$0	0.75%	14.1%
12/31/2023	1.49	279	417	1.25%	15.4%	12/31/2023	1.52	0	0	1.00%	15.7%	12/31/2023	1.55	0	0	0.75%	16.0%
12/31/2022	1.29	342	442	1.25%	-15.7%	12/31/2022	1.31	0	0	1.00%	-15.5%	12/31/2022	1.33	0	0	0.75%	-15.3%
12/31/2021	1.53	395	606	1.25%	19.9%	12/31/2021	1.55	0	0	1.00%	20.2%	12/31/2021	1.57	0	0	0.75%	20.5%
12/31/2020	1.28	174	223	1.25%	6.3%	12/31/2020	1.29	0	0	1.00%	6.5%	12/31/2020	1.31	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	0	$0	0.50%	14.4%	12/31/2024	$1.84	0	$0	0.25%	14.7%	12/31/2024	$1.87	0	$0	0.00%	15.0%
12/31/2023	1.57	0	0	0.50%	16.3%	12/31/2023	1.60	0	0	0.25%	16.6%	12/31/2023	1.63	0	0	0.00%	16.9%
12/31/2022	1.35	0	0	0.50%	-15.1%	12/31/2022	1.37	0	0	0.25%	-14.8%	12/31/2022	1.39	0	0	0.00%	-14.6%
12/31/2021	1.59	0	0	0.50%	20.8%	12/31/2021	1.61	0	0	0.25%	21.1%	12/31/2021	1.63	0	0	0.00%	21.4%
12/31/2020	1.32	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.3%	12/31/2020	1.35	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund Y Class - 06-FPF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,384	$56,543	3,155
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$58,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,400	35,545	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$58,400	35,545

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$280
Mortality & expense charges			(667)
Net investment income (loss)			(387)

Gain (loss) on investments:
Net realized gain (loss)			(61)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,980
Net gain (loss)			6,919

Increase (decrease) in net assets from operations			$6,532

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(387)	$(438)
Net realized gain (loss)		(61)	(2,273)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,980	9,613

Increase (decrease) in net assets from operations		6,532	6,902

Contract owner transactions:
Proceeds from units sold		5,046	4,599
Cost of units redeemed		(848)	(8,071)
Account charges		(6)	-
Increase (decrease)		4,192	(3,472)
Net increase (decrease)		10,724	3,430
Net assets, beginning		47,676	44,246
Net assets, ending		$58,400	$47,676

Units sold		3,259	3,479
Units redeemed		(553)	(5,728)
Net increase (decrease)		2,706	(2,249)
Units outstanding, beginning		32,839	35,088
Units outstanding, ending		35,545	32,839

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$142,107
Cost of units redeemed/account charges			(101,879)
Net investment income (loss)			(4,358)
Net realized gain (loss)			(7,760)
Realized gain distributions			28,449
Net change in unrealized appreciation (depreciation)			1,841
Net assets			$58,400

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	36	$58	1.25%	13.2%	12/31/2024	$1.68	0	$0	1.00%	13.5%	12/31/2024	$1.71	0	$0	0.75%	13.7%
12/31/2023	1.45	33	48	1.25%	15.1%	12/31/2023	1.48	0	0	1.00%	15.4%	12/31/2023	1.50	0	0	0.75%	15.7%
12/31/2022	1.26	35	44	1.25%	-16.1%	12/31/2022	1.28	0	0	1.00%	-15.8%	12/31/2022	1.30	0	0	0.75%	-15.6%
12/31/2021	1.50	81	122	1.25%	19.4%	12/31/2021	1.52	0	0	1.00%	19.7%	12/31/2021	1.54	0	0	0.75%	20.0%
12/31/2020	1.26	60	76	1.25%	5.8%	12/31/2020	1.27	0	0	1.00%	6.1%	12/31/2020	1.28	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	14.0%	12/31/2024	$1.78	0	$0	0.25%	14.3%	12/31/2024	$1.82	0	$0	0.00%	14.6%
12/31/2023	1.53	0	0	0.50%	16.0%	12/31/2023	1.56	0	0	0.25%	16.3%	12/31/2023	1.59	0	0	0.00%	16.6%
12/31/2022	1.32	0	0	0.50%	-15.4%	12/31/2022	1.34	0	0	0.25%	-15.2%	12/31/2022	1.36	0	0	0.00%	-15.0%
12/31/2021	1.56	0	0	0.50%	20.3%	12/31/2021	1.58	0	0	0.25%	20.6%	12/31/2021	1.60	0	0	0.00%	20.9%
12/31/2020	1.30	0	0	0.50%	6.6%	12/31/2020	1.31	0	0	0.25%	6.9%	12/31/2020	1.32	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund R Class - 06-FPP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$205,728	$196,823	12,371
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$205,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,862	128,491	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$205,862	128,491

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,187
Mortality & expense charges			(2,859)
Net investment income (loss)			(1,672)

Gain (loss) on investments:
Net realized gain (loss)			(1,452)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,077
Net gain (loss)			27,625

Increase (decrease) in net assets from operations			$25,953

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,672)	$(2,093)
Net realized gain (loss)		(1,452)	(11,900)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		29,077	42,941

Increase (decrease) in net assets from operations		25,953	28,948

Contract owner transactions:
Proceeds from units sold		34,483	28,116
Cost of units redeemed		(73,512)	(32,854)
Account charges		(302)	(270)
Increase (decrease)		(39,331)	(5,008)
Net increase (decrease)		(13,378)	23,940
Net assets, beginning		219,240	195,300
Net assets, ending		$205,862	$219,240

Units sold		26,957	24,638
Units redeemed		(52,956)	(28,202)
Net increase (decrease)		(25,999)	(3,564)
Units outstanding, beginning		154,490	158,054
Units outstanding, ending		128,491	154,490

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$768,511
Cost of units redeemed/account charges			(678,937)
Net investment income (loss)			(20,030)
Net realized gain (loss)			(3,886)
Realized gain distributions			131,299
Net change in unrealized appreciation (depreciation)			8,905
Net assets			$205,862

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	128	$206	1.25%	12.9%	12/31/2024	$1.63	0	$0	1.00%	13.2%	12/31/2024	$1.67	0	$0	0.75%	13.5%
12/31/2023	1.42	154	219	1.25%	14.8%	12/31/2023	1.44	0	0	1.00%	15.1%	12/31/2023	1.47	0	0	0.75%	15.4%
12/31/2022	1.24	158	195	1.25%	-16.3%	12/31/2022	1.25	0	0	1.00%	-16.1%	12/31/2022	1.27	0	0	0.75%	-15.9%
12/31/2021	1.48	345	510	1.25%	19.0%	12/31/2021	1.49	0	0	1.00%	19.3%	12/31/2021	1.51	0	0	0.75%	19.6%
12/31/2020	1.24	357	443	1.25%	5.4%	12/31/2020	1.25	0	0	1.00%	5.7%	12/31/2020	1.27	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	13.8%	12/31/2024	$1.74	0	$0	0.25%	14.0%	12/31/2024	$1.77	0	$0	0.00%	14.3%
12/31/2023	1.50	0	0	0.50%	15.7%	12/31/2023	1.52	0	0	0.25%	16.0%	12/31/2023	1.55	0	0	0.00%	16.3%
12/31/2022	1.29	0	0	0.50%	-15.7%	12/31/2022	1.31	0	0	0.25%	-15.5%	12/31/2022	1.33	0	0	0.00%	-15.2%
12/31/2021	1.53	0	0	0.50%	19.9%	12/31/2021	1.55	0	0	0.25%	20.2%	12/31/2021	1.57	0	0	0.00%	20.5%
12/31/2020	1.28	0	0	0.50%	6.2%	12/31/2020	1.29	0	0	0.25%	6.5%	12/31/2020	1.31	16	21	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.2%
2022	0.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund N Class - 06-GMF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$88	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,657
Mortality & expense charges			(298)
Net investment income (loss)			1,359

Gain (loss) on investments:
Net realized gain (loss)			1,210
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,114)
Net gain (loss)			96

Increase (decrease) in net assets from operations			$1,455

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,359	$2,609
Net realized gain (loss)		1,210	(4,559)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,114)	5,634

Increase (decrease) in net assets from operations		1,455	3,684

Contract owner transactions:
Proceeds from units sold		53,869	132,268
Cost of units redeemed		(98,581)	(119,831)
Account charges		(118)	(130)
Increase (decrease)		(44,830)	12,307
Net increase (decrease)		(43,375)	15,991
Net assets, beginning		43,376	27,385
Net assets, ending		$1	$43,376

Units sold		46,062	121,749
Units redeemed		(83,649)	(110,532)
Net increase (decrease)		(37,587)	11,217
Units outstanding, beginning		37,588	26,371
Units outstanding, ending		1	37,588

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$363,145
Cost of units redeemed/account charges			(360,750)
Net investment income (loss)			10,794
Net realized gain (loss)			(13,100)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(88)
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	5.0%	12/31/2024	$1.23	0	$0	1.00%	5.2%	12/31/2024	$1.25	0	$0	0.75%	5.5%
12/31/2023	1.15	38	43	1.25%	11.1%	12/31/2023	1.17	0	0	1.00%	11.4%	12/31/2023	1.19	0	0	0.75%	11.7%
12/31/2022	1.04	26	27	1.25%	-12.2%	12/31/2022	1.05	0	0	1.00%	-11.9%	12/31/2022	1.06	0	0	0.75%	-11.7%
12/31/2021	1.18	42	50	1.25%	5.8%	12/31/2021	1.19	0	0	1.00%	6.0%	12/31/2021	1.21	0	0	0.75%	6.3%
12/31/2020	1.12	0	0	1.25%	4.4%	12/31/2020	1.13	0	0	1.00%	4.7%	12/31/2020	1.13	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	5.8%	12/31/2024	$1.30	0	$0	0.25%	6.0%	12/31/2024	$1.32	0	$0	0.00%	6.3%
12/31/2023	1.21	0	0	0.50%	12.0%	12/31/2023	1.23	0	0	0.25%	12.2%	12/31/2023	1.24	0	0	0.00%	12.5%
12/31/2022	1.08	0	0	0.50%	-11.5%	12/31/2022	1.09	0	0	0.25%	-11.3%	12/31/2022	1.11	0	0	0.00%	-11.1%
12/31/2021	1.22	0	0	0.50%	6.6%	12/31/2021	1.23	0	0	0.25%	6.8%	12/31/2021	1.24	0	0	0.00%	7.1%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.15	0	0	0.25%	5.4%	12/31/2020	1.16	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.6%
2023	8.8%
2022	4.9%
2021	1.4%
2020	6.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.62
Band 100	-	-	2.66
Band 75	-	-	2.71
Band 50	-	-	2.76
Band 25	-	-	2.81
Band 0	-	-	2.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	0	$0	1.25%	30.2%	12/31/2024	$2.66	0	$0	1.00%	30.5%	12/31/2024	$2.71	0	$0	0.75%	30.8%
12/31/2023	2.01	0	0	1.25%	39.3%	12/31/2023	2.04	0	0	1.00%	39.7%	12/31/2023	2.07	0	0	0.75%	40.0%
12/31/2022	1.44	0	0	1.25%	-33.0%	12/31/2022	1.46	0	0	1.00%	-32.8%	12/31/2022	1.48	0	0	0.75%	-32.6%
12/31/2021	2.15	0	0	1.25%	14.4%	12/31/2021	2.18	0	0	1.00%	14.7%	12/31/2021	2.20	0	0	0.75%	14.9%
12/31/2020	1.88	0	0	1.25%	34.8%	12/31/2020	1.90	0	0	1.00%	35.2%	12/31/2020	1.91	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.76	0	$0	0.50%	31.1%	12/31/2024	$2.81	0	$0	0.25%	31.5%	12/31/2024	$2.86	0	$0	0.00%	31.8%
12/31/2023	2.10	0	0	0.50%	40.4%	12/31/2023	2.14	0	0	0.25%	40.7%	12/31/2023	2.17	0	0	0.00%	41.1%
12/31/2022	1.50	0	0	0.50%	-32.5%	12/31/2022	1.52	0	0	0.25%	-32.3%	12/31/2022	1.54	0	0	0.00%	-32.1%
12/31/2021	2.22	0	0	0.50%	15.2%	12/31/2021	2.24	0	0	0.25%	15.5%	12/31/2021	2.26	0	0	0.00%	15.8%
12/31/2020	1.93	0	0	0.50%	35.8%	12/31/2020	1.94	0	0	0.25%	36.2%	12/31/2020	1.96	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,049	$19,847	1,021
Receivables: investments sold	741
Payables: investments purchased	-
Net assets	$19,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,790	16,088	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$19,790	16,088

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$652
Mortality & expense charges			(202)
Net investment income (loss)			450

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			375
Net gain (loss)			370

Increase (decrease) in net assets from operations			$820

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$450	$281
Net realized gain (loss)		(5)	(24)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		375	634

Increase (decrease) in net assets from operations		820	891

Contract owner transactions:
Proceeds from units sold		6,364	4,774
Cost of units redeemed		-	-
Account charges		(49)	(29)
Increase (decrease)		6,315	4,745
Net increase (decrease)		7,135	5,636
Net assets, beginning		12,655	7,019
Net assets, ending		$19,790	$12,655

Units sold		5,143	4,320
Units redeemed		(39)	(26)
Net increase (decrease)		5,104	4,294
Units outstanding, beginning		10,984	6,690
Units outstanding, ending		16,088	10,984

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,203
Cost of units redeemed/account charges			(90)
Net investment income (loss)			770
Net realized gain (loss)			(50)
Realized gain distributions			755
Net change in unrealized appreciation (depreciation)			(798)
Net assets			$19,790

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	16	$20	1.25%	6.8%	12/31/2024	$1.25	0	$0	1.00%	7.0%	12/31/2024	$1.26	0	$0	0.75%	7.3%
12/31/2023	1.15	11	13	1.25%	9.8%	12/31/2023	1.17	0	0	1.00%	10.1%	12/31/2023	1.18	0	0	0.75%	10.4%
12/31/2022	1.05	7	7	1.25%	-27.9%	12/31/2022	1.06	0	0	1.00%	-27.7%	12/31/2022	1.07	0	0	0.75%	-27.5%
12/31/2021	1.45	1	2	1.25%	-5.5%	12/31/2021	1.46	0	0	1.00%	-5.3%	12/31/2021	1.47	0	0	0.75%	-5.0%
12/31/2020	1.54	0	0	1.25%	33.9%	12/31/2020	1.55	0	0	1.00%	34.3%	12/31/2020	1.55	0	0	0.75%	34.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	7.6%	12/31/2024	$1.30	0	$0	0.25%	7.8%	12/31/2024	$1.32	0	$0	0.00%	8.1%
12/31/2023	1.19	0	0	0.50%	10.6%	12/31/2023	1.21	0	0	0.25%	10.9%	12/31/2023	1.22	0	0	0.00%	11.2%
12/31/2022	1.08	0	0	0.50%	-27.3%	12/31/2022	1.09	0	0	0.25%	-27.1%	12/31/2022	1.10	0	0	0.00%	-27.0%
12/31/2021	1.48	0	0	0.50%	-4.8%	12/31/2021	1.49	0	0	0.25%	-4.6%	12/31/2021	1.50	0	0	0.00%	-4.3%
12/31/2020	1.56	0	0	0.50%	34.9%	12/31/2020	1.56	0	0	0.25%	35.3%	12/31/2020	1.57	0	0	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	4.0%
2022	1.8%
2021	1.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$637,147	$629,221	21,667
Receivables: investments sold	8,337
Payables: investments purchased	-
Net assets	$645,484

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$645,484	409,716	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$645,484	409,716

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,134)
Net investment income (loss)			(8,134)

Gain (loss) on investments:
Net realized gain (loss)			7,003
Realized gain distributions			38,573
Net change in unrealized appreciation (depreciation)			(30,591)
Net gain (loss)			14,985

Increase (decrease) in net assets from operations			$6,851

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,134)	$(2,345)
Net realized gain (loss)		7,003	449
Realized gain distributions		38,573	32,836
Net change in unrealized appreciation (depreciation)		(30,591)	40,005

Increase (decrease) in net assets from operations		6,851	70,945

Contract owner transactions:
Proceeds from units sold		111,492	589,249
Cost of units redeemed		(80,269)	(67,395)
Account charges		(764)	(487)
Increase (decrease)		30,459	521,367
Net increase (decrease)		37,310	592,312
Net assets, beginning		608,174	15,862
Net assets, ending		$645,484	$608,174

Units sold		70,729	428,287
Units redeemed		(51,953)	(49,467)
Net increase (decrease)		18,776	378,820
Units outstanding, beginning		390,940	12,120
Units outstanding, ending		409,716	390,940

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$721,406
Cost of units redeemed/account charges			(153,245)
Net investment income (loss)			(10,539)
Net realized gain (loss)			7,071
Realized gain distributions			72,865
Net change in unrealized appreciation (depreciation)			7,926
Net assets			$645,484

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	410	$645	1.25%	1.3%	12/31/2024	$1.60	0	$0	1.00%	1.5%	12/31/2024	$1.62	0	$0	0.75%	1.8%
12/31/2023	1.56	391	608	1.25%	18.9%	12/31/2023	1.57	0	0	1.00%	19.2%	12/31/2023	1.59	0	0	0.75%	19.5%
12/31/2022	1.31	12	16	1.25%	-31.3%	12/31/2022	1.32	0	0	1.00%	-31.1%	12/31/2022	1.33	0	0	0.75%	-31.0%
12/31/2021	1.91	0	0	1.25%	15.5%	12/31/2021	1.92	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.65	0	0	1.25%	47.1%	12/31/2020	1.66	0	0	1.00%	47.5%	12/31/2020	1.67	0	0	0.75%	47.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	2.0%	12/31/2024	$1.67	0	$0	0.25%	2.3%	12/31/2024	$1.69	0	$0	0.00%	2.6%
12/31/2023	1.61	0	0	0.50%	19.8%	12/31/2023	1.63	0	0	0.25%	20.1%	12/31/2023	1.65	0	0	0.00%	20.4%
12/31/2022	1.35	0	0	0.50%	-30.8%	12/31/2022	1.36	0	0	0.25%	-30.6%	12/31/2022	1.37	0	0	0.00%	-30.4%
12/31/2021	1.95	0	0	0.50%	16.3%	12/31/2021	1.96	0	0	0.25%	16.6%	12/31/2021	1.97	0	0	0.00%	16.9%
12/31/2020	1.67	0	0	0.50%	48.2%	12/31/2020	1.68	0	0	0.25%	48.6%	12/31/2020	1.69	0	0	0.00%	49.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund Y Class - 06-012

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$303,369	$318,609	50,502
Receivables: investments sold	206
Payables: investments purchased	-
Net assets	$303,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303,575	217,303	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.48
Band 50	-	-	1.52
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$303,575	217,303

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,699
Mortality & expense charges			(3,931)
Net investment income (loss)			16,768

Gain (loss) on investments:
Net realized gain (loss)			(5,546)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,709
Net gain (loss)			(1,837)

Increase (decrease) in net assets from operations			$14,931

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,768	$15,595
Net realized gain (loss)		(5,546)	(11,530)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,709	25,639

Increase (decrease) in net assets from operations		14,931	29,704

Contract owner transactions:
Proceeds from units sold		86,473	85,183
Cost of units redeemed		(96,352)	(82,311)
Account charges		(30)	(33)
Increase (decrease)		(9,909)	2,839
Net increase (decrease)		5,022	32,543
Net assets, beginning		298,553	266,010
Net assets, ending		$303,575	$298,553

Units sold		62,595	68,217
Units redeemed		(68,955)	(65,342)
Net increase (decrease)		(6,360)	2,875
Units outstanding, beginning		223,663	220,788
Units outstanding, ending		217,303	223,663

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,226,777
Cost of units redeemed/account charges			(5,213,806)
Net investment income (loss)			733,137
Net realized gain (loss)			(468,268)
Realized gain distributions			40,975
Net change in unrealized appreciation (depreciation)			(15,240)
Net assets			$303,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	217	$304	1.25%	4.7%	12/31/2024	$1.44	0	$0	1.00%	4.9%	12/31/2024	$1.48	0	$0	0.75%	5.2%
12/31/2023	1.33	224	299	1.25%	10.8%	12/31/2023	1.37	0	0	1.00%	11.1%	12/31/2023	1.41	0	0	0.75%	11.3%
12/31/2022	1.20	221	266	1.25%	-12.5%	12/31/2022	1.23	0	0	1.00%	-12.3%	12/31/2022	1.26	0	0	0.75%	-12.1%
12/31/2021	1.38	359	495	1.25%	5.4%	12/31/2021	1.41	0	0	1.00%	5.7%	12/31/2021	1.44	0	0	0.75%	5.9%
12/31/2020	1.31	351	458	1.25%	4.0%	12/31/2020	1.33	0	0	1.00%	4.3%	12/31/2020	1.36	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	5.4%	12/31/2024	$1.57	0	$0	0.25%	5.7%	12/31/2024	$1.61	0	$0	0.00%	6.0%
12/31/2023	1.44	0	0	0.50%	11.6%	12/31/2023	1.48	0	0	0.25%	11.9%	12/31/2023	1.52	0	0	0.00%	12.2%
12/31/2022	1.29	0	0	0.50%	-11.8%	12/31/2022	1.33	0	0	0.25%	-11.6%	12/31/2022	1.36	0	0	0.00%	-11.4%
12/31/2021	1.47	0	0	0.50%	6.2%	12/31/2021	1.50	0	0	0.25%	6.5%	12/31/2021	1.53	0	0	0.00%	6.7%
12/31/2020	1.38	0	0	0.50%	4.8%	12/31/2020	1.41	0	0	0.25%	5.0%	12/31/2020	1.44	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.9%
2023	6.6%
2022	7.1%
2021	6.5%
2020	6.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund R Class - 06-007

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.66
Band 100	-	-	1.71
Band 75	-	-	1.76
Band 50	-	-	1.81
Band 25	-	-	1.86
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(237)
Net realized gain (loss)		-	(17,467)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	19,038

Increase (decrease) in net assets from operations		-	1,334

Contract owner transactions:
Proceeds from units sold		-	435
Cost of units redeemed		-	(94,569)
Account charges		-	(37)
Increase (decrease)		-	(94,171)
Net increase (decrease)		-	(92,837)
Net assets, beginning		-	92,837
Net assets, ending		$-	$-

Units sold		-	347
Units redeemed		-	(71,781)
Net increase (decrease)		-	(71,434)
Units outstanding, beginning		-	71,434
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$219,685
Cost of units redeemed/account charges			(217,037)
Net investment income (loss)			(2,021)
Net realized gain (loss)			(53,041)
Realized gain distributions			52,414
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	1.25%	12.3%	12/31/2024	$1.71	0	$0	1.00%	12.6%	12/31/2024	$1.76	0	$0	0.75%	12.9%
12/31/2023	1.48	0	0	1.25%	13.8%	12/31/2023	1.52	0	0	1.00%	14.1%	12/31/2023	1.56	0	0	0.75%	14.4%
12/31/2022	1.30	71	93	1.25%	-14.8%	12/31/2022	1.33	0	0	1.00%	-14.6%	12/31/2022	1.36	0	0	0.75%	-14.4%
12/31/2021	1.53	69	105	1.25%	11.9%	12/31/2021	1.56	0	0	1.00%	12.2%	12/31/2021	1.59	0	0	0.75%	12.5%
12/31/2020	1.36	64	87	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	12.0%	12/31/2020	1.41	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	0	$0	0.50%	13.1%	12/31/2024	$1.86	0	$0	0.25%	13.4%	12/31/2024	$1.92	0	$0	0.00%	13.7%
12/31/2023	1.60	0	0	0.50%	14.7%	12/31/2023	1.64	0	0	0.25%	15.0%	12/31/2023	1.69	0	0	0.00%	15.2%
12/31/2022	1.40	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.9%	12/31/2022	1.46	0	0	0.00%	-13.7%
12/31/2021	1.63	0	0	0.50%	12.8%	12/31/2021	1.66	0	0	0.25%	13.1%	12/31/2021	1.70	0	0	0.00%	13.3%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.47	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.7%
2021	1.9%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 06-600

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,245,141	$7,336,872	182,424
Receivables: investments sold	-
Payables: investments purchased	(1,133)
Net assets	$13,244,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,244,008	2,571,536	$5.15
Band 100	-	-	5.43
Band 75	-	-	5.73
Band 50	-	-	6.04
Band 25	-	-	6.37
Band 0	-	-	7.29
Total	$13,244,008	2,571,536

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$97,571
Mortality & expense charges			(164,158)
Net investment income (loss)			(66,587)

Gain (loss) on investments:
Net realized gain (loss)			669,743
Realized gain distributions			415,103
Net change in unrealized appreciation (depreciation)			1,539,719
Net gain (loss)			2,624,565

Increase (decrease) in net assets from operations			$2,557,978

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(66,587)	$(35,601)
Net realized gain (loss)		669,743	350,455
Realized gain distributions		415,103	314,264
Net change in unrealized appreciation (depreciation)		1,539,719	1,859,325

Increase (decrease) in net assets from operations		2,557,978	2,488,443

Contract owner transactions:
Proceeds from units sold		155,983	238,847
Cost of units redeemed		(1,427,344)	(1,117,592)
Account charges		(1,736)	(1,775)
Increase (decrease)		(1,273,097)	(880,520)
Net increase (decrease)		1,284,881	1,607,923
Net assets, beginning		11,959,127	10,351,204
Net assets, ending		$13,244,008	$11,959,127

Units sold		50,082	75,589
Units redeemed		(312,382)	(312,894)
Net increase (decrease)		(262,300)	(237,305)
Units outstanding, beginning		2,833,836	3,071,141
Units outstanding, ending		2,571,536	2,833,836

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$261,516,424
Cost of units redeemed/account charges			(253,667,719)
Net investment income (loss)			2,717,841
Net realized gain (loss)			(7,393,709)
Realized gain distributions			4,162,902
Net change in unrealized appreciation (depreciation)			5,908,269
Net assets			$13,244,008

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.15	2,572	$13,244	1.25%	22.0%	12/31/2024	$5.43	0	$0	1.00%	22.3%	12/31/2024	$5.73	0	$0	0.75%	22.7%
12/31/2023	4.22	2,834	11,959	1.25%	25.2%	12/31/2023	4.44	0	0	1.00%	25.5%	12/31/2023	4.67	0	0	0.75%	25.8%
12/31/2022	3.37	3,071	10,351	1.25%	-20.4%	12/31/2022	3.54	0	0	1.00%	-20.2%	12/31/2022	3.71	0	0	0.75%	-20.0%
12/31/2021	4.23	3,379	14,309	1.25%	16.6%	12/31/2021	4.43	0	0	1.00%	16.9%	12/31/2021	4.64	0	0	0.75%	17.2%
12/31/2020	3.63	3,778	13,720	1.25%	18.6%	12/31/2020	3.79	0	0	1.00%	18.9%	12/31/2020	3.96	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.04	0	$0	0.50%	23.0%	12/31/2024	$6.37	0	$0	0.25%	23.3%	12/31/2024	$7.29	0	$0	0.00%	23.6%
12/31/2023	4.91	0	0	0.50%	26.1%	12/31/2023	5.17	0	0	0.25%	26.5%	12/31/2023	5.90	0	0	0.00%	26.8%
12/31/2022	3.89	0	0	0.50%	-19.8%	12/31/2022	4.09	0	0	0.25%	-19.6%	12/31/2022	4.66	0	0	0.00%	-19.4%
12/31/2021	4.86	0	0	0.50%	17.5%	12/31/2021	5.08	0	0	0.25%	17.8%	12/31/2021	5.78	0	0	0.00%	18.1%
12/31/2020	4.13	0	0	0.50%	19.5%	12/31/2020	4.32	0	0	0.25%	19.8%	12/31/2020	4.89	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	1.5%
2021	0.5%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 06-259

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,675	$10,526	660
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,675	4,013	$2.91
Band 100	-	-	3.04
Band 75	-	-	3.19
Band 50	-	-	3.33
Band 25	-	-	3.49
Band 0	-	-	3.65
Total	$11,675	4,013

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$94
Mortality & expense charges			(139)
Net investment income (loss)			(45)

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			583
Net change in unrealized appreciation (depreciation)			598
Net gain (loss)			1,194

Increase (decrease) in net assets from operations			$1,149

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(45)	$(27)
Net realized gain (loss)		13	(27)
Realized gain distributions		583	284
Net change in unrealized appreciation (depreciation)		598	660

Increase (decrease) in net assets from operations		1,149	890

Contract owner transactions:
Proceeds from units sold		632	586
Cost of units redeemed		-	(1,677)
Account charges		(3)	(3)
Increase (decrease)		629	(1,094)
Net increase (decrease)		1,778	(204)
Net assets, beginning		9,897	10,101
Net assets, ending		$11,675	$9,897

Units sold		225	242
Units redeemed		(1)	(697)
Net increase (decrease)		224	(455)
Units outstanding, beginning		3,789	4,244
Units outstanding, ending		4,013	3,789

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,474,373
Cost of units redeemed/account charges			(7,245,761)
Net investment income (loss)			(40,465)
Net realized gain (loss)			610,838
Realized gain distributions			211,541
Net change in unrealized appreciation (depreciation)			1,149
Net assets			$11,675

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.91	4	$12	1.25%	11.4%	12/31/2024	$3.04	0	$0	1.00%	11.7%	12/31/2024	$3.19	0	$0	0.75%	12.0%
12/31/2023	2.61	4	10	1.25%	9.7%	12/31/2023	2.73	0	0	1.00%	10.0%	12/31/2023	2.85	0	0	0.75%	10.3%
12/31/2022	2.38	4	10	1.25%	-6.9%	12/31/2022	2.48	0	0	1.00%	-6.7%	12/31/2022	2.58	0	0	0.75%	-6.5%
12/31/2021	2.56	4	10	1.25%	17.9%	12/31/2021	2.66	0	0	1.00%	18.2%	12/31/2021	2.76	0	0	0.75%	18.5%
12/31/2020	2.17	7	14	1.25%	-2.4%	12/31/2020	2.25	0	0	1.00%	-2.2%	12/31/2020	2.33	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.33	0	$0	0.50%	12.2%	12/31/2024	$3.49	0	$0	0.25%	12.5%	12/31/2024	$3.65	0	$0	0.00%	12.8%
12/31/2023	2.97	0	0	0.50%	10.6%	12/31/2023	3.10	0	0	0.25%	10.8%	12/31/2023	3.24	0	0	0.00%	11.1%
12/31/2022	2.69	0	0	0.50%	-6.2%	12/31/2022	2.80	0	0	0.25%	-6.0%	12/31/2022	2.91	0	0	0.00%	-5.8%
12/31/2021	2.87	0	0	0.50%	18.8%	12/31/2021	2.98	0	0	0.25%	19.1%	12/31/2021	3.09	0	0	0.00%	19.4%
12/31/2020	2.41	0	0	0.50%	-1.7%	12/31/2020	2.50	0	0	0.25%	-1.5%	12/31/2020	2.59	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.9%
2022	1.1%
2021	0.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund R Class - 06-612

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,867,781	$5,946,598	173,895
Receivables: investments sold	-
Payables: investments purchased	(4,220)
Net assets	$7,863,561

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,658,079	1,755,877	$2.65
Band 100	2,160,446	786,033	2.75
Band 75	-	-	2.85
Band 50	1,045,036	354,195	2.95
Band 25	-	-	3.06
Band 0	-	-	3.17
Total	$7,863,561	2,896,105

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$123,118
Mortality & expense charges			(85,970)
Net investment income (loss)			37,148

Gain (loss) on investments:
Net realized gain (loss)			294,793
Realized gain distributions			363,999
Net change in unrealized appreciation (depreciation)			313,237
Net gain (loss)			972,029

Increase (decrease) in net assets from operations			$1,009,177

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,148	$54,602
Net realized gain (loss)		294,793	139,986
Realized gain distributions		363,999	-
Net change in unrealized appreciation (depreciation)		313,237	748,791

Increase (decrease) in net assets from operations		1,009,177	943,379

Contract owner transactions:
Proceeds from units sold		234,903	350,547
Cost of units redeemed		(1,096,529)	(864,855)
Account charges		(2,371)	(2,662)
Increase (decrease)		(863,997)	(516,970)
Net increase (decrease)		145,180	426,409
Net assets, beginning		7,718,381	7,291,972
Net assets, ending		$7,863,561	$7,718,381

Units sold		92,487	163,827
Units redeemed		(410,934)	(392,212)
Net increase (decrease)		(318,447)	(228,385)
Units outstanding, beginning		3,214,552	3,442,937
Units outstanding, ending		2,896,105	3,214,552

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,695,632
Cost of units redeemed/account charges			(33,706,590)
Net investment income (loss)			246,793
Net realized gain (loss)			3,827,170
Realized gain distributions			2,879,373
Net change in unrealized appreciation (depreciation)			1,921,183
Net assets			$7,863,561

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.65	1,756	$4,658	1.25%	13.2%	12/31/2024	$2.75	786	$2,160	1.00%	13.5%	12/31/2024	$2.85	0	$0	0.75%	13.8%
12/31/2023	2.34	1,846	4,326	1.25%	13.3%	12/31/2023	2.42	896	2,169	1.00%	13.6%	12/31/2023	2.50	0	0	0.75%	13.8%
12/31/2022	2.07	1,910	3,951	1.25%	-18.1%	12/31/2022	2.13	1,003	2,139	1.00%	-17.9%	12/31/2022	2.20	0	0	0.75%	-17.7%
12/31/2021	2.53	2,842	7,181	1.25%	15.0%	12/31/2021	2.60	1,183	3,075	1.00%	15.3%	12/31/2021	2.67	0	0	0.75%	15.6%
12/31/2020	2.20	3,150	6,921	1.25%	12.2%	12/31/2020	2.25	1,203	2,711	1.00%	12.5%	12/31/2020	2.31	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.95	354	$1,045	0.50%	14.1%	12/31/2024	$3.06	0	$0	0.25%	14.3%	12/31/2024	$3.17	0	$0	0.00%	14.6%
12/31/2023	2.59	473	1,224	0.50%	14.1%	12/31/2023	2.67	0	0	0.25%	14.4%	12/31/2023	2.76	0	0	0.00%	14.7%
12/31/2022	2.27	530	1,202	0.50%	-17.5%	12/31/2022	2.34	0	0	0.25%	-17.3%	12/31/2022	2.41	0	0	0.00%	-17.1%
12/31/2021	2.75	624	1,715	0.50%	15.9%	12/31/2021	2.83	0	0	0.25%	16.2%	12/31/2021	2.91	0	0	0.00%	16.5%
12/31/2020	2.37	1,113	2,639	0.50%	13.1%	12/31/2020	2.43	0	0	0.25%	13.4%	12/31/2020	2.50	38	94	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.8%
2022	0.4%
2021	0.6%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund R Class - 06-154

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,570,917	$2,204,761	60,085
Receivables: investments sold	-
Payables: investments purchased	(3,452)
Net assets	$2,567,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,998,160	280,623	$7.12
Band 100	569,305	76,127	7.48
Band 75	-	-	7.85
Band 50	-	-	8.25
Band 25	-	-	8.66
Band 0	-	-	9.10
Total	$2,567,465	356,750

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,231
Mortality & expense charges			(30,267)
Net investment income (loss)			(20,036)

Gain (loss) on investments:
Net realized gain (loss)			98,653
Realized gain distributions			294,230
Net change in unrealized appreciation (depreciation)			200,974
Net gain (loss)			593,857

Increase (decrease) in net assets from operations			$573,821

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,036)	$(26,239)
Net realized gain (loss)		98,653	2,308
Realized gain distributions		294,230	224,373
Net change in unrealized appreciation (depreciation)		200,974	493,836

Increase (decrease) in net assets from operations		573,821	694,278

Contract owner transactions:
Proceeds from units sold		124,840	148,811
Cost of units redeemed		(512,519)	(491,768)
Account charges		(147)	(232)
Increase (decrease)		(387,826)	(343,189)
Net increase (decrease)		185,995	351,089
Net assets, beginning		2,381,470	2,030,381
Net assets, ending		$2,567,465	$2,381,470

Units sold		18,908	32,423
Units redeemed		(79,440)	(103,321)
Net increase (decrease)		(60,532)	(70,898)
Units outstanding, beginning		417,282	488,180
Units outstanding, ending		356,750	417,282

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,086,399
Cost of units redeemed/account charges			(14,584,706)
Net investment income (loss)			(420,082)
Net realized gain (loss)			759,738
Realized gain distributions			4,359,960
Net change in unrealized appreciation (depreciation)			366,156
Net assets			$2,567,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.12	281	$1,998	1.25%	25.9%	12/31/2024	$7.48	76	$569	1.00%	26.2%	12/31/2024	$7.85	0	$0	0.75%	26.5%
12/31/2023	5.66	340	1,925	1.25%	37.2%	12/31/2023	5.93	77	456	1.00%	37.6%	12/31/2023	6.21	0	0	0.75%	37.9%
12/31/2022	4.12	391	1,612	1.25%	-34.8%	12/31/2022	4.31	97	418	1.00%	-34.6%	12/31/2022	4.50	0	0	0.75%	-34.5%
12/31/2021	6.32	446	2,822	1.25%	20.7%	12/31/2021	6.59	119	785	1.00%	21.0%	12/31/2021	6.87	0	0	0.75%	21.3%
12/31/2020	5.24	541	2,835	1.25%	36.5%	12/31/2020	5.45	136	739	1.00%	36.9%	12/31/2020	5.66	0	0	0.75%	37.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.25	0	$0	0.50%	26.8%	12/31/2024	$8.66	0	$0	0.25%	27.1%	12/31/2024	$9.10	0	$0	0.00%	27.5%
12/31/2023	6.51	0	0	0.50%	38.3%	12/31/2023	6.81	0	0	0.25%	38.6%	12/31/2023	7.14	0	0	0.00%	39.0%
12/31/2022	4.70	0	0	0.50%	-34.3%	12/31/2022	4.92	0	0	0.25%	-34.1%	12/31/2022	5.14	0	0	0.00%	-34.0%
12/31/2021	7.16	0	0	0.50%	21.6%	12/31/2021	7.47	0	0	0.25%	21.9%	12/31/2021	7.78	0	0	0.00%	22.2%
12/31/2020	5.89	0	0	0.50%	37.6%	12/31/2020	6.12	0	0	0.25%	37.9%	12/31/2020	6.37	0	0	0.00%	38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.0%
2022	0.0%
2021	0.5%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund A Class - 06-603

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$6.25
Band 100	-	-	6.49
Band 75	-	-	6.73
Band 50	-	-	6.98
Band 25	-	-	7.24
Band 0	-	-	7.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,633)
Net investment income (loss)			(2,633)

Gain (loss) on investments:
Net realized gain (loss)			44,027
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,065
Net gain (loss)			56,092

Increase (decrease) in net assets from operations			$53,459

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,633)	$(2,389)
Net realized gain (loss)		44,027	(6,516)
Realized gain distributions		-	16,719
Net change in unrealized appreciation (depreciation)		12,065	54,385

Increase (decrease) in net assets from operations		53,459	62,199

Contract owner transactions:
Proceeds from units sold		3,544	26,048
Cost of units redeemed		(267,867)	(52,579)
Account charges		(923)	(1,179)
Increase (decrease)		(265,246)	(27,710)
Net increase (decrease)		(211,787)	34,489
Net assets, beginning		211,787	177,298
Net assets, ending		$-	$211,787

Units sold		645	6,167
Units redeemed		(43,445)	(12,745)
Net increase (decrease)		(42,800)	(6,578)
Units outstanding, beginning		42,800	49,378
Units outstanding, ending		-	42,800

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,925,937
Cost of units redeemed/account charges			(10,951,809)
Net investment income (loss)			(150,100)
Net realized gain (loss)			2,317,414
Realized gain distributions			858,558
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.25	0	$0	1.25%	26.4%	12/31/2024	$6.49	0	$0	1.00%	26.7%	12/31/2024	$6.73	0	$0	0.75%	27.0%
12/31/2023	4.95	43	212	1.25%	37.8%	12/31/2023	5.12	0	0	1.00%	38.2%	12/31/2023	5.30	0	0	0.75%	38.5%
12/31/2022	3.59	49	177	1.25%	-34.5%	12/31/2022	3.71	0	0	1.00%	-34.4%	12/31/2022	3.82	0	0	0.75%	-34.2%
12/31/2021	5.48	184	1,011	1.25%	21.1%	12/31/2021	5.65	0	0	1.00%	21.4%	12/31/2021	5.81	0	0	0.75%	21.7%
12/31/2020	4.53	1,414	6,401	1.25%	37.1%	12/31/2020	4.65	0	0	1.00%	37.4%	12/31/2020	4.77	0	0	0.75%	37.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.98	0	$0	0.50%	27.3%	12/31/2024	$7.24	0	$0	0.25%	27.7%	12/31/2024	$7.51	0	$0	0.00%	28.0%
12/31/2023	5.48	0	0	0.50%	38.8%	12/31/2023	5.67	0	0	0.25%	39.2%	12/31/2023	5.86	0	0	0.00%	39.5%
12/31/2022	3.95	0	0	0.50%	-34.0%	12/31/2022	4.07	0	0	0.25%	-33.9%	12/31/2022	4.20	0	0	0.00%	-33.7%
12/31/2021	5.98	0	0	0.50%	22.1%	12/31/2021	6.16	0	0	0.25%	22.4%	12/31/2021	6.34	0	0	0.00%	22.7%
12/31/2020	4.90	0	0	0.50%	38.1%	12/31/2020	5.03	0	0	0.25%	38.5%	12/31/2020	5.17	0	0	0.00%	38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Growth and Income Fund R Class - 06-156

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$825,190	$646,127	12,063
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$825,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,217	71,686	$3.87
Band 100	46,273	11,393	4.06
Band 75	-	-	4.27
Band 50	501,750	111,999	4.48
Band 25	-	-	4.71
Band 0	-	-	4.94
Total	$825,240	195,078

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,415
Mortality & expense charges			(6,361)
Net investment income (loss)			(3,946)

Gain (loss) on investments:
Net realized gain (loss)			20,839
Realized gain distributions			104,162
Net change in unrealized appreciation (depreciation)			(17,011)
Net gain (loss)			107,990

Increase (decrease) in net assets from operations			$104,044

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,946)	$(1,930)
Net realized gain (loss)		20,839	8,678
Realized gain distributions		104,162	49,153
Net change in unrealized appreciation (depreciation)		(17,011)	53,750

Increase (decrease) in net assets from operations		104,044	109,651

Contract owner transactions:
Proceeds from units sold		4,382	3,717
Cost of units redeemed		(57,614)	(29,260)
Account charges		(162)	(190)
Increase (decrease)		(53,394)	(25,733)
Net increase (decrease)		50,650	83,918
Net assets, beginning		774,590	690,672
Net assets, ending		$825,240	$774,590

Units sold		1,189	1,180
Units redeemed		(13,885)	(8,522)
Net increase (decrease)		(12,696)	(7,342)
Units outstanding, beginning		207,774	215,116
Units outstanding, ending		195,078	207,774

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,468,368
Cost of units redeemed/account charges			(2,944,463)
Net investment income (loss)			46,192
Net realized gain (loss)			431,236
Realized gain distributions			644,844
Net change in unrealized appreciation (depreciation)			179,063
Net assets			$825,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.87	72	$277	1.25%	13.1%	12/31/2024	$4.06	11	$46	1.00%	13.4%	12/31/2024	$4.27	0	$0	0.75%	13.7%
12/31/2023	3.42	71	243	1.25%	15.7%	12/31/2023	3.58	16	56	1.00%	16.0%	12/31/2023	3.75	0	0	0.75%	16.3%
12/31/2022	2.95	72	212	1.25%	-15.8%	12/31/2022	3.09	16	48	1.00%	-15.6%	12/31/2022	3.23	0	0	0.75%	-15.4%
12/31/2021	3.51	72	252	1.25%	26.5%	12/31/2021	3.66	19	70	1.00%	26.8%	12/31/2021	3.81	0	0	0.75%	27.2%
12/31/2020	2.77	76	210	1.25%	8.2%	12/31/2020	2.88	46	132	1.00%	8.5%	12/31/2020	3.00	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.48	112	$502	0.50%	14.0%	12/31/2024	$4.71	0	$0	0.25%	14.3%	12/31/2024	$4.94	0	$0	0.00%	14.6%
12/31/2023	3.93	121	475	0.50%	16.6%	12/31/2023	4.12	0	0	0.25%	16.9%	12/31/2023	4.31	0	0	0.00%	17.2%
12/31/2022	3.37	128	430	0.50%	-15.2%	12/31/2022	3.52	0	0	0.25%	-15.0%	12/31/2022	3.68	0	0	0.00%	-14.8%
12/31/2021	3.97	165	655	0.50%	27.5%	12/31/2021	4.14	0	0	0.25%	27.8%	12/31/2021	4.32	0	0	0.00%	28.1%
12/31/2020	3.12	165	514	0.50%	9.1%	12/31/2020	3.24	0	0	0.25%	9.3%	12/31/2020	3.37	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.5%
2022	0.5%
2021	0.2%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund R Class - 06-261

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,616	$429,590	27,269
Receivables: investments sold	-
Payables: investments purchased	(939)
Net assets	$422,677

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$265,564	97,309	$2.73
Band 100	57,255	20,039	2.86
Band 75	-	-	2.99
Band 50	99,858	31,920	3.13
Band 25	-	-	3.27
Band 0	-	-	3.43
Total	$422,677	149,268

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,095
Mortality & expense charges			(4,439)
Net investment income (loss)			(3,344)

Gain (loss) on investments:
Net realized gain (loss)			1,955
Realized gain distributions			36,069
Net change in unrealized appreciation (depreciation)			10,355
Net gain (loss)			48,379

Increase (decrease) in net assets from operations			$45,035

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,344)	$(2,011)
Net realized gain (loss)		1,955	(3,955)
Realized gain distributions		36,069	29,589
Net change in unrealized appreciation (depreciation)		10,355	11,074

Increase (decrease) in net assets from operations		45,035	34,697

Contract owner transactions:
Proceeds from units sold		14,205	17,126
Cost of units redeemed		(26,234)	(71,499)
Account charges		(76)	(143)
Increase (decrease)		(12,105)	(54,516)
Net increase (decrease)		32,930	(19,819)
Net assets, beginning		389,747	409,566
Net assets, ending		$422,677	$389,747

Units sold		5,351	7,501
Units redeemed		(9,458)	(31,209)
Net increase (decrease)		(4,107)	(23,708)
Units outstanding, beginning		153,375	177,083
Units outstanding, ending		149,268	153,375

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,063,331
Cost of units redeemed/account charges			(9,508,557)
Net investment income (loss)			(30,498)
Net realized gain (loss)			181,483
Realized gain distributions			1,722,892
Net change in unrealized appreciation (depreciation)			(5,974)
Net assets			$422,677

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.73	97	$266	1.25%	11.1%	12/31/2024	$2.86	20	$57	1.00%	11.4%	12/31/2024	$2.99	0	$0	0.75%	11.7%
12/31/2023	2.46	101	248	1.25%	9.4%	12/31/2023	2.57	20	52	1.00%	9.6%	12/31/2023	2.68	0	0	0.75%	9.9%
12/31/2022	2.25	118	265	1.25%	-6.8%	12/31/2022	2.34	27	63	1.00%	-6.6%	12/31/2022	2.44	0	0	0.75%	-6.3%
12/31/2021	2.41	157	379	1.25%	17.4%	12/31/2021	2.50	39	97	1.00%	17.7%	12/31/2021	2.60	0	0	0.75%	18.0%
12/31/2020	2.05	152	313	1.25%	-3.2%	12/31/2020	2.13	39	84	1.00%	-3.0%	12/31/2020	2.21	0	0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	32	$100	0.50%	11.9%	12/31/2024	$3.27	0	$0	0.25%	12.2%	12/31/2024	$3.43	0	$0	0.00%	12.5%
12/31/2023	2.79	32	89	0.50%	10.2%	12/31/2023	2.92	0	0	0.25%	10.4%	12/31/2023	3.04	0	0	0.00%	10.7%
12/31/2022	2.54	32	81	0.50%	-6.1%	12/31/2022	2.64	0	0	0.25%	-5.9%	12/31/2022	2.75	0	0	0.00%	-5.6%
12/31/2021	2.70	32	86	0.50%	18.3%	12/31/2021	2.81	0	0	0.25%	18.5%	12/31/2021	2.91	0	0	0.00%	18.8%
12/31/2020	2.28	32	73	0.50%	-2.5%	12/31/2020	2.37	0	0	0.25%	-2.3%	12/31/2020	2.45	0	0	0.00%	-2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.5%
2022	0.5%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund A Class - 06-604

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,764	$10,046	677
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$10,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,768	3,887	$2.77
Band 100	-	-	2.87
Band 75	-	-	2.98
Band 50	-	-	3.09
Band 25	-	-	3.21
Band 0	-	-	3.32
Total	$10,768	3,887

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$66
Mortality & expense charges			(199)
Net investment income (loss)			(133)

Gain (loss) on investments:
Net realized gain (loss)			1,830
Realized gain distributions			889
Net change in unrealized appreciation (depreciation)			(822)
Net gain (loss)			1,897

Increase (decrease) in net assets from operations			$1,764

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(133)	$(270)
Net realized gain (loss)		1,830	1,694
Realized gain distributions		889	1,938
Net change in unrealized appreciation (depreciation)		(822)	(708)

Increase (decrease) in net assets from operations		1,764	2,654

Contract owner transactions:
Proceeds from units sold		742	1,830
Cost of units redeemed		(17,934)	(19,563)
Account charges		-	-
Increase (decrease)		(17,192)	(17,733)
Net increase (decrease)		(15,428)	(15,079)
Net assets, beginning		26,196	41,275
Net assets, ending		$10,768	$26,196

Units sold		290	793
Units redeemed		(6,944)	(8,470)
Net increase (decrease)		(6,654)	(7,677)
Units outstanding, beginning		10,541	18,218
Units outstanding, ending		3,887	10,541

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,227,841
Cost of units redeemed/account charges			(9,315,571)
Net investment income (loss)			54,989
Net realized gain (loss)			824,182
Realized gain distributions			1,218,609
Net change in unrealized appreciation (depreciation)			718
Net assets			$10,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	4	$11	1.25%	11.5%	12/31/2024	$2.87	0	$0	1.00%	11.7%	12/31/2024	$2.98	0	$0	0.75%	12.0%
12/31/2023	2.49	11	26	1.25%	9.7%	12/31/2023	2.57	0	0	1.00%	10.0%	12/31/2023	2.66	0	0	0.75%	10.2%
12/31/2022	2.27	18	41	1.25%	-6.4%	12/31/2022	2.34	0	0	1.00%	-6.2%	12/31/2022	2.41	0	0	0.75%	-6.0%
12/31/2021	2.42	18	43	1.25%	17.7%	12/31/2021	2.49	0	0	1.00%	18.0%	12/31/2021	2.57	0	0	0.75%	18.3%
12/31/2020	2.06	20	41	1.25%	-3.0%	12/31/2020	2.11	0	0	1.00%	-2.7%	12/31/2020	2.17	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	0	$0	0.50%	12.3%	12/31/2024	$3.21	0	$0	0.25%	12.6%	12/31/2024	$3.32	0	$0	0.00%	12.9%
12/31/2023	2.75	0	0	0.50%	10.5%	12/31/2023	2.85	0	0	0.25%	10.8%	12/31/2023	2.95	0	0	0.00%	11.1%
12/31/2022	2.49	0	0	0.50%	-5.7%	12/31/2022	2.57	0	0	0.25%	-5.5%	12/31/2022	2.65	0	0	0.00%	-5.3%
12/31/2021	2.64	0	0	0.50%	18.6%	12/31/2021	2.72	0	0	0.25%	18.9%	12/31/2021	2.80	0	0	0.00%	19.2%
12/31/2020	2.23	0	0	0.50%	-2.2%	12/31/2020	2.29	0	0	0.25%	-2.0%	12/31/2020	2.35	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.6%
2022	0.9%
2021	0.3%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund Service Class - 06-615

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$708,125	$702,771	31,756
Receivables: investments sold	2,583
Payables: investments purchased	-
Net assets	$710,708

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$691,847	202,280	$3.42
Band 100	18,861	5,229	3.61
Band 75	-	-	3.80
Band 50	-	-	4.01
Band 25	-	-	4.23
Band 0	-	-	4.46
Total	$710,708	207,509

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,980
Mortality & expense charges			(8,908)
Net investment income (loss)			(928)

Gain (loss) on investments:
Net realized gain (loss)			8,525
Realized gain distributions			64,060
Net change in unrealized appreciation (depreciation)			(39,475)
Net gain (loss)			33,110

Increase (decrease) in net assets from operations			$32,182

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(928)	$(7,153)
Net realized gain (loss)		8,525	7,726
Realized gain distributions		64,060	28,163
Net change in unrealized appreciation (depreciation)		(39,475)	42,782

Increase (decrease) in net assets from operations		32,182	71,518

Contract owner transactions:
Proceeds from units sold		78,702	80,263
Cost of units redeemed		(71,497)	(517,235)
Account charges		(666)	(760)
Increase (decrease)		6,539	(437,732)
Net increase (decrease)		38,721	(366,214)
Net assets, beginning		671,987	1,038,201
Net assets, ending		$710,708	$671,987

Units sold		23,221	26,686
Units redeemed		(20,935)	(175,048)
Net increase (decrease)		2,286	(148,362)
Units outstanding, beginning		205,223	353,585
Units outstanding, ending		207,509	205,223

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,107,426
Cost of units redeemed/account charges			(16,174,479)
Net investment income (loss)			(6,788)
Net realized gain (loss)			(196,313)
Realized gain distributions			975,508
Net change in unrealized appreciation (depreciation)			5,354
Net assets			$710,708

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.42	202	$692	1.25%	4.6%	12/31/2024	$3.61	5	$19	1.00%	4.9%	12/31/2024	$3.80	0	$0	0.75%	5.1%
12/31/2023	3.27	200	654	1.25%	11.5%	12/31/2023	3.44	5	18	1.00%	11.7%	12/31/2023	3.62	0	0	0.75%	12.0%
12/31/2022	2.93	348	1,022	1.25%	-11.2%	12/31/2022	3.08	5	16	1.00%	-11.0%	12/31/2022	3.23	0	0	0.75%	-10.8%
12/31/2021	3.31	445	1,471	1.25%	20.7%	12/31/2021	3.46	5	18	1.00%	21.0%	12/31/2021	3.62	0	0	0.75%	21.3%
12/31/2020	2.74	2,599	7,119	1.25%	-8.2%	12/31/2020	2.86	5	15	1.00%	-8.0%	12/31/2020	2.99	0	0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.01	0	$0	0.50%	5.4%	12/31/2024	$4.23	0	$0	0.25%	5.6%	12/31/2024	$4.46	0	$0	0.00%	5.9%
12/31/2023	3.81	0	0	0.50%	12.3%	12/31/2023	4.00	0	0	0.25%	12.6%	12/31/2023	4.21	0	0	0.00%	12.9%
12/31/2022	3.39	0	0	0.50%	-10.6%	12/31/2022	3.56	0	0	0.25%	-10.4%	12/31/2022	3.73	0	0	0.00%	-10.1%
12/31/2021	3.79	0	0	0.50%	21.6%	12/31/2021	3.97	0	0	0.25%	21.9%	12/31/2021	4.16	0	0	0.00%	22.2%
12/31/2020	3.12	0	0	0.50%	-7.5%	12/31/2020	3.25	0	0	0.25%	-7.3%	12/31/2020	3.40	42	142	0.00%	-7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.3%
2022	0.1%
2021	0.2%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund A Class - 06-888

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,169	$16,383	229
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$19,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,163	5,573	$3.44
Band 100	-	-	3.53
Band 75	-	-	3.61
Band 50	-	-	3.71
Band 25	-	-	3.80
Band 0	-	-	3.89
Total	$19,163	5,573

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34
Mortality & expense charges			(359)
Net investment income (loss)			(325)

Gain (loss) on investments:
Net realized gain (loss)			11,044
Realized gain distributions			904
Net change in unrealized appreciation (depreciation)			1,316
Net gain (loss)			13,264

Increase (decrease) in net assets from operations			$12,939

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(325)	$(199)
Net realized gain (loss)		11,044	(11)
Realized gain distributions		904	587
Net change in unrealized appreciation (depreciation)		1,316	4,984

Increase (decrease) in net assets from operations		12,939	5,361

Contract owner transactions:
Proceeds from units sold		71,229	4,226
Cost of units redeemed		(85,977)	(4)
Account charges		(17)	(30)
Increase (decrease)		(14,765)	4,192
Net increase (decrease)		(1,826)	9,553
Net assets, beginning		20,989	11,436
Net assets, ending		$19,163	$20,989

Units sold		26,771	1,895
Units redeemed		(29,325)	(14)
Net increase (decrease)		(2,554)	1,881
Units outstanding, beginning		8,127	6,246
Units outstanding, ending		5,573	8,127

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$958,072
Cost of units redeemed/account charges			(1,065,979)
Net investment income (loss)			(6,472)
Net realized gain (loss)			83,242
Realized gain distributions			47,514
Net change in unrealized appreciation (depreciation)			2,786
Net assets			$19,163

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	6	$19	1.25%	33.2%	12/31/2024	$3.53	0	$0	1.00%	33.5%	12/31/2024	$3.61	0	$0	0.75%	33.8%
12/31/2023	2.58	8	21	1.25%	41.1%	12/31/2023	2.64	0	0	1.00%	41.4%	12/31/2023	2.70	0	0	0.75%	41.8%
12/31/2022	1.83	6	11	1.25%	-31.0%	12/31/2022	1.87	0	0	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.65	5	13	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.75	0	0	0.75%	19.3%
12/31/2020	2.23	16	36	1.25%	30.9%	12/31/2020	2.27	0	0	1.00%	31.2%	12/31/2020	2.30	0	0	0.75%	31.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	0	$0	0.50%	34.2%	12/31/2024	$3.80	0	$0	0.25%	34.5%	12/31/2024	$3.89	0	$0	0.00%	34.8%
12/31/2023	2.76	0	0	0.50%	42.1%	12/31/2023	2.82	0	0	0.25%	42.5%	12/31/2023	2.89	0	0	0.00%	42.8%
12/31/2022	1.94	0	0	0.50%	-30.5%	12/31/2022	1.98	0	0	0.25%	-30.3%	12/31/2022	2.02	0	0	0.00%	-30.1%
12/31/2021	2.79	0	0	0.50%	19.6%	12/31/2021	2.84	0	0	0.25%	19.9%	12/31/2021	2.89	0	0	0.00%	20.2%
12/31/2020	2.34	0	0	0.50%	31.8%	12/31/2020	2.37	0	0	0.25%	32.2%	12/31/2020	2.41	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.0%
2022	0.0%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund A Class - 06-889

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$696,296	$772,011	27,885
Receivables: investments sold	289
Payables: investments purchased	-
Net assets	$696,585

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$696,585	340,051	$2.05
Band 100	-	-	2.10
Band 75	-	-	2.15
Band 50	-	-	2.21
Band 25	-	-	2.26
Band 0	-	-	2.32
Total	$696,585	340,051

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,370
Mortality & expense charges			(8,900)
Net investment income (loss)			(6,530)

Gain (loss) on investments:
Net realized gain (loss)			(27,251)
Realized gain distributions			49,808
Net change in unrealized appreciation (depreciation)			42,536
Net gain (loss)			65,093

Increase (decrease) in net assets from operations			$58,563

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,530)	$(16,022)
Net realized gain (loss)		(27,251)	(511,117)
Realized gain distributions		49,808	51,962
Net change in unrealized appreciation (depreciation)		42,536	692,555

Increase (decrease) in net assets from operations		58,563	217,378

Contract owner transactions:
Proceeds from units sold		115,953	106,038
Cost of units redeemed		(202,088)	(1,859,035)
Account charges		(591)	(480)
Increase (decrease)		(86,726)	(1,753,477)
Net increase (decrease)		(28,163)	(1,536,099)
Net assets, beginning		724,748	2,260,847
Net assets, ending		$696,585	$724,748

Units sold		59,346	60,252
Units redeemed		(103,775)	(1,028,958)
Net increase (decrease)		(44,429)	(968,706)
Units outstanding, beginning		384,480	1,353,186
Units outstanding, ending		340,051	384,480

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,402,770
Cost of units redeemed/account charges			(34,738,011)
Net investment income (loss)			(402,706)
Net realized gain (loss)			3,195,360
Realized gain distributions			3,314,887
Net change in unrealized appreciation (depreciation)			(75,715)
Net assets			$696,585

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	340	$697	1.25%	8.7%	12/31/2024	$2.10	0	$0	1.00%	8.9%	12/31/2024	$2.15	0	$0	0.75%	9.2%
12/31/2023	1.89	384	725	1.25%	12.8%	12/31/2023	1.93	0	0	1.00%	13.1%	12/31/2023	1.97	0	0	0.75%	13.4%
12/31/2022	1.67	1,353	2,261	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.74	0	0	0.75%	-24.5%
12/31/2021	2.22	1,824	4,056	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.7%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.11	6,130	12,931	1.25%	26.5%	12/31/2020	2.14	0	0	1.00%	26.8%	12/31/2020	2.17	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	0	$0	0.50%	9.5%	12/31/2024	$2.26	0	$0	0.25%	9.8%	12/31/2024	$2.32	0	$0	0.00%	10.0%
12/31/2023	2.02	0	0	0.50%	13.7%	12/31/2023	2.06	0	0	0.25%	14.0%	12/31/2023	2.11	0	0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.81	0	0	0.25%	-24.1%	12/31/2022	1.85	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.5%	12/31/2021	2.43	0	0	0.00%	6.7%
12/31/2020	2.21	0	0	0.50%	27.4%	12/31/2020	2.24	0	0	0.25%	27.8%	12/31/2020	2.27	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.0%
2021	1.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund Service Class - 06-919 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.38
Band 100	-	-	3.47
Band 75	-	-	3.55
Band 50	-	-	3.64
Band 25	-	-	3.74
Band 0	-	-	3.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.38	0	$0	1.25%	32.9%	12/31/2024	$3.47	0	$0	1.00%	33.2%	12/31/2024	$3.55	0	$0	0.75%	33.5%
12/31/2023	2.54	0	0	1.25%	40.8%	12/31/2023	2.60	0	0	1.00%	41.1%	12/31/2023	2.66	0	0	0.75%	41.5%
12/31/2022	1.81	0	0	1.25%	-31.1%	12/31/2022	1.84	0	0	1.00%	-30.9%	12/31/2022	1.88	0	0	0.75%	-30.8%
12/31/2021	2.62	0	0	1.25%	18.4%	12/31/2021	2.67	0	0	1.00%	18.7%	12/31/2021	2.72	0	0	0.75%	19.0%
12/31/2020	2.21	0	0	1.25%	30.7%	12/31/2020	2.25	0	0	1.00%	31.0%	12/31/2020	2.28	0	0	0.75%	31.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.64	0	$0	0.50%	33.9%	12/31/2024	$3.74	0	$0	0.25%	34.2%	12/31/2024	$3.83	0	$0	0.00%	34.6%
12/31/2023	2.72	0	0	0.50%	41.8%	12/31/2023	2.78	0	0	0.25%	42.2%	12/31/2023	2.85	0	0	0.00%	42.6%
12/31/2022	1.92	0	0	0.50%	-30.6%	12/31/2022	1.96	0	0	0.25%	-30.4%	12/31/2022	2.00	0	0	0.00%	-30.2%
12/31/2021	2.76	0	0	0.50%	19.3%	12/31/2021	2.81	0	0	0.25%	19.6%	12/31/2021	2.86	0	0	0.00%	19.9%
12/31/2020	2.32	0	0	0.50%	31.6%	12/31/2020	2.35	0	0	0.25%	32.0%	12/31/2020	2.39	0	0	0.00%	32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund Service Class - 06-921

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$697,591	$723,045	28,516
Receivables: investments sold	770
Payables: investments purchased	-
Net assets	$698,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$698,361	342,342	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.14
Band 50	-	-	2.20
Band 25	-	-	2.25
Band 0	-	-	2.31
Total	$698,361	342,342

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,400
Mortality & expense charges			(9,208)
Net investment income (loss)			(6,808)

Gain (loss) on investments:
Net realized gain (loss)			(81,232)
Realized gain distributions			50,428
Net change in unrealized appreciation (depreciation)			89,575
Net gain (loss)			58,771

Increase (decrease) in net assets from operations			$51,963

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,808)	$(12,311)
Net realized gain (loss)		(81,232)	(171,967)
Realized gain distributions		50,428	56,074
Net change in unrealized appreciation (depreciation)		89,575	239,120

Increase (decrease) in net assets from operations		51,963	110,916

Contract owner transactions:
Proceeds from units sold		394,451	249,481
Cost of units redeemed		(633,216)	(706,867)
Account charges		(270)	(588)
Increase (decrease)		(239,035)	(457,974)
Net increase (decrease)		(187,072)	(347,058)
Net assets, beginning		885,433	1,232,491
Net assets, ending		$698,361	$885,433

Units sold		206,268	138,426
Units redeemed		(335,507)	(406,953)
Net increase (decrease)		(129,239)	(268,527)
Units outstanding, beginning		471,581	740,108
Units outstanding, ending		342,342	471,581

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,753,662
Cost of units redeemed/account charges			(8,358,070)
Net investment income (loss)			(63,723)
Net realized gain (loss)			305,552
Realized gain distributions			1,086,394
Net change in unrealized appreciation (depreciation)			(25,454)
Net assets			$698,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	342	$698	1.25%	8.6%	12/31/2024	$2.09	0	$0	1.00%	8.9%	12/31/2024	$2.14	0	$0	0.75%	9.2%
12/31/2023	1.88	472	885	1.25%	12.7%	12/31/2023	1.92	0	0	1.00%	13.0%	12/31/2023	1.96	0	0	0.75%	13.3%
12/31/2022	1.67	740	1,232	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.73	0	0	0.75%	-24.5%
12/31/2021	2.22	1,101	2,440	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.6%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.10	1,216	2,558	1.25%	26.4%	12/31/2020	2.14	0	0	1.00%	26.7%	12/31/2020	2.17	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	0	$0	0.50%	9.5%	12/31/2024	$2.25	0	$0	0.25%	9.7%	12/31/2024	$2.31	0	$0	0.00%	10.0%
12/31/2023	2.01	0	0	0.50%	13.6%	12/31/2023	2.05	0	0	0.25%	13.9%	12/31/2023	2.10	0	0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.80	0	0	0.25%	-24.1%	12/31/2022	1.84	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.4%	12/31/2021	2.42	0	0	0.00%	6.7%
12/31/2020	2.20	0	0	0.50%	27.4%	12/31/2020	2.23	0	0	0.25%	27.7%	12/31/2020	2.27	72	164	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.0%
2021	2.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,937	$63,377	6,130
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$72,952

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,096	19,672	$2.14
Band 100	30,856	14,071	2.19
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.36
Band 0	-	-	2.42
Total	$72,952	33,743

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$801
Mortality & expense charges			(775)
Net investment income (loss)			26

Gain (loss) on investments:
Net realized gain (loss)			180
Realized gain distributions			1,112
Net change in unrealized appreciation (depreciation)			11,646
Net gain (loss)			12,938

Increase (decrease) in net assets from operations			$12,964

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26	$(413)
Net realized gain (loss)		180	(45)
Realized gain distributions		1,112	1,868
Net change in unrealized appreciation (depreciation)		11,646	5,698

Increase (decrease) in net assets from operations		12,964	7,108

Contract owner transactions:
Proceeds from units sold		5,779	3,319
Cost of units redeemed		(6,645)	-
Account charges		(13)	(19)
Increase (decrease)		(879)	3,300
Net increase (decrease)		12,085	10,408
Net assets, beginning		60,867	50,459
Net assets, ending		$72,952	$60,867

Units sold		3,037	2,025
Units redeemed		(3,589)	(11)
Net increase (decrease)		(552)	2,014
Units outstanding, beginning		34,295	32,281
Units outstanding, ending		33,743	34,295

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,666,216
Cost of units redeemed/account charges			(7,439,655)
Net investment income (loss)			(34,248)
Net realized gain (loss)			(156,042)
Realized gain distributions			27,121
Net change in unrealized appreciation (depreciation)			9,560
Net assets			$72,952

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.14	20	$42	1.25%	21.7%	12/31/2024	$2.19	14	$31	1.00%	22.0%	12/31/2024	$2.25	0	$0	0.75%	22.3%
12/31/2023	1.76	20	35	1.25%	13.5%	12/31/2023	1.80	15	26	1.00%	13.8%	12/31/2023	1.84	0	0	0.75%	14.0%
12/31/2022	1.55	18	27	1.25%	-15.5%	12/31/2022	1.58	15	23	1.00%	-15.3%	12/31/2022	1.61	0	0	0.75%	-15.1%
12/31/2021	1.83	16	30	1.25%	17.7%	12/31/2021	1.87	15	27	1.00%	18.0%	12/31/2021	1.90	0	0	0.75%	18.3%
12/31/2020	1.56	28	44	1.25%	11.0%	12/31/2020	1.58	24	37	1.00%	11.3%	12/31/2020	1.60	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.30	0	$0	0.50%	22.6%	12/31/2024	$2.36	0	$0	0.25%	22.9%	12/31/2024	$2.42	0	$0	0.00%	23.2%
12/31/2023	1.88	0	0	0.50%	14.3%	12/31/2023	1.92	0	0	0.25%	14.6%	12/31/2023	1.96	0	0	0.00%	14.9%
12/31/2022	1.64	0	0	0.50%	-14.9%	12/31/2022	1.67	0	0	0.25%	-14.7%	12/31/2022	1.71	0	0	0.00%	-14.5%
12/31/2021	1.93	0	0	0.50%	18.6%	12/31/2021	1.96	0	0	0.25%	18.9%	12/31/2021	2.00	0	0	0.00%	19.2%
12/31/2020	1.63	0	0	0.50%	11.8%	12/31/2020	1.65	0	0	0.25%	12.1%	12/31/2020	1.67	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.4%
2022	1.5%
2021	10.0%
2020	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund S Class - 06-CGW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,450	$1,513	22
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,451	786	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.07
Total	$1,451	786

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32
Mortality & expense charges			(13)
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			43
Net change in unrealized appreciation (depreciation)			(92)
Net gain (loss)			(49)

Increase (decrease) in net assets from operations			$(30)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19	$(2)
Net realized gain (loss)		-	-
Realized gain distributions		43	30
Net change in unrealized appreciation (depreciation)		(92)	20

Increase (decrease) in net assets from operations		(30)	48

Contract owner transactions:
Proceeds from units sold		697	570
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		697	570
Net increase (decrease)		667	618
Net assets, beginning		784	166
Net assets, ending		$1,451	$784

Units sold		353	336
Units redeemed		-	-
Net increase (decrease)		353	336
Units outstanding, beginning		433	97
Units outstanding, ending		786	433

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$190,351
Cost of units redeemed/account charges			(218,952)
Net investment income (loss)			92
Net realized gain (loss)			12,130
Realized gain distributions			17,893
Net change in unrealized appreciation (depreciation)			(63)
Net assets			$1,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	1	$1	1.25%	1.9%	12/31/2024	$1.89	0	$0	1.00%	2.2%	12/31/2024	$1.93	0	$0	0.75%	2.4%
12/31/2023	1.81	0	1	1.25%	5.8%	12/31/2023	1.85	0	0	1.00%	6.0%	12/31/2023	1.89	0	0	0.75%	6.3%
12/31/2022	1.71	0	0	1.25%	-4.3%	12/31/2022	1.74	0	0	1.00%	-4.0%	12/31/2022	1.77	0	0	0.75%	-3.8%
12/31/2021	1.79	32	58	1.25%	5.1%	12/31/2021	1.82	0	0	1.00%	5.3%	12/31/2021	1.84	0	0	0.75%	5.6%
12/31/2020	1.70	32	54	1.25%	23.5%	12/31/2020	1.72	0	0	1.00%	23.8%	12/31/2020	1.75	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	0	$0	0.50%	2.7%	12/31/2024	$2.02	0	$0	0.25%	3.0%	12/31/2024	$2.07	0	$0	0.00%	3.2%
12/31/2023	1.93	0	0	0.50%	6.6%	12/31/2023	1.96	0	0	0.25%	6.8%	12/31/2023	2.00	0	0	0.00%	7.1%
12/31/2022	1.81	0	0	0.50%	-3.5%	12/31/2022	1.84	0	0	0.25%	-3.3%	12/31/2022	1.87	0	0	0.00%	-3.1%
12/31/2021	1.87	0	0	0.50%	5.9%	12/31/2021	1.90	0	0	0.25%	6.1%	12/31/2021	1.93	0	0	0.00%	6.4%
12/31/2020	1.77	0	0	0.50%	24.5%	12/31/2020	1.79	0	0	0.25%	24.8%	12/31/2020	1.81	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	0.0%
2022	0.0%
2021	3.5%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund T Class - 06-CGX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.94
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$174,239
Cost of units redeemed/account charges			(213,640)
Net investment income (loss)			1,011
Net realized gain (loss)			21,534
Realized gain distributions			16,856
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	1.25%	2.2%	12/31/2024	$1.94	0	$0	1.00%	2.4%	12/31/2024	$1.98	0	$0	0.75%	2.7%
12/31/2023	1.85	0	0	1.25%	6.1%	12/31/2023	1.89	0	0	1.00%	6.3%	12/31/2023	1.93	0	0	0.75%	6.6%
12/31/2022	1.75	0	0	1.25%	-4.0%	12/31/2022	1.78	0	0	1.00%	-3.8%	12/31/2022	1.81	0	0	0.75%	-3.5%
12/31/2021	1.82	5	9	1.25%	5.4%	12/31/2021	1.85	0	0	1.00%	5.6%	12/31/2021	1.87	0	0	0.75%	5.9%
12/31/2020	1.73	4	8	1.25%	23.9%	12/31/2020	1.75	0	0	1.00%	24.2%	12/31/2020	1.77	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	3.0%	12/31/2024	$2.07	0	$0	0.25%	3.2%	12/31/2024	$2.12	0	$0	0.00%	3.5%
12/31/2023	1.97	0	0	0.50%	6.9%	12/31/2023	2.01	0	0	0.25%	7.1%	12/31/2023	2.05	0	0	0.00%	7.4%
12/31/2022	1.84	0	0	0.50%	-3.3%	12/31/2022	1.87	0	0	0.25%	-3.0%	12/31/2022	1.91	0	0	0.00%	-2.8%
12/31/2021	1.90	0	0	0.50%	6.2%	12/31/2021	1.93	0	0	0.25%	6.4%	12/31/2021	1.96	0	0	0.00%	6.7%
12/31/2020	1.79	0	0	0.50%	24.8%	12/31/2020	1.82	0	0	0.25%	25.1%	12/31/2020	1.84	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	3.7%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund A Class - 06-CMC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$866,046	$814,006	6,465
Receivables: investments sold	-
Payables: investments purchased	(2,250)
Net assets	$863,796

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$863,796	331,924	$2.60
Band 100	-	-	2.66
Band 75	-	-	2.72
Band 50	-	-	2.78
Band 25	-	-	2.84
Band 0	-	-	2.90
Total	$863,796	331,924

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,993
Mortality & expense charges			(10,866)
Net investment income (loss)			(3,873)

Gain (loss) on investments:
Net realized gain (loss)			18,206
Realized gain distributions			50,187
Net change in unrealized appreciation (depreciation)			45,535
Net gain (loss)			113,928

Increase (decrease) in net assets from operations			$110,055

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,873)	$(8,246)
Net realized gain (loss)		18,206	(65,588)
Realized gain distributions		50,187	56,187
Net change in unrealized appreciation (depreciation)		45,535	116,492

Increase (decrease) in net assets from operations		110,055	98,845

Contract owner transactions:
Proceeds from units sold		130,723	519,215
Cost of units redeemed		(146,878)	(404,442)
Account charges		(629)	(200)
Increase (decrease)		(16,784)	114,573
Net increase (decrease)		93,271	213,418
Net assets, beginning		770,525	557,107
Net assets, ending		$863,796	$770,525

Units sold		55,806	249,486
Units redeemed		(59,710)	(195,606)
Net increase (decrease)		(3,904)	53,880
Units outstanding, beginning		335,828	281,948
Units outstanding, ending		331,924	335,828

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,459,160
Cost of units redeemed/account charges			(3,539,106)
Net investment income (loss)			(84,813)
Net realized gain (loss)			517,828
Realized gain distributions			458,687
Net change in unrealized appreciation (depreciation)			52,040
Net assets			$863,796

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	332	$864	1.25%	13.4%	12/31/2024	$2.66	0	$0	1.00%	13.7%	12/31/2024	$2.72	0	$0	0.75%	14.0%
12/31/2023	2.29	336	771	1.25%	16.1%	12/31/2023	2.34	0	0	1.00%	16.4%	12/31/2023	2.38	0	0	0.75%	16.7%
12/31/2022	1.98	282	557	1.25%	-17.4%	12/31/2022	2.01	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-16.9%
12/31/2021	2.39	252	601	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.46	0	0	0.75%	16.1%
12/31/2020	2.07	235	487	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.12	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.78	0	$0	0.50%	14.3%	12/31/2024	$2.84	0	$0	0.25%	14.6%	12/31/2024	$2.90	0	$0	0.00%	14.9%
12/31/2023	2.43	0	0	0.50%	17.0%	12/31/2023	2.48	0	0	0.25%	17.3%	12/31/2023	2.52	0	0	0.00%	17.6%
12/31/2022	2.08	0	0	0.50%	-16.7%	12/31/2022	2.11	0	0	0.25%	-16.5%	12/31/2022	2.15	0	0	0.00%	-16.3%
12/31/2021	2.49	0	0	0.50%	16.4%	12/31/2021	2.53	0	0	0.25%	16.7%	12/31/2021	2.57	0	0	0.00%	17.0%
12/31/2020	2.14	0	0	0.50%	19.3%	12/31/2020	2.17	0	0	0.25%	19.6%	12/31/2020	2.19	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.0%
2022	0.0%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund S Class - 06-CMF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,517,991	$1,476,179	11,497
Receivables: investments sold	598
Payables: investments purchased	-
Net assets	$1,518,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,518,589	585,625	$2.59
Band 100	-	-	2.65
Band 75	-	-	2.71
Band 50	-	-	2.77
Band 25	-	-	2.83
Band 0	-	-	2.89
Total	$1,518,589	585,625

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,215
Mortality & expense charges			(15,782)
Net investment income (loss)			(4,567)

Gain (loss) on investments:
Net realized gain (loss)			27,886
Realized gain distributions			88,477
Net change in unrealized appreciation (depreciation)			42,590
Net gain (loss)			158,953

Increase (decrease) in net assets from operations			$154,386

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,567)	$(5,602)
Net realized gain (loss)		27,886	(1,242)
Realized gain distributions		88,477	35,869
Net change in unrealized appreciation (depreciation)		42,590	37,999

Increase (decrease) in net assets from operations		154,386	67,024

Contract owner transactions:
Proceeds from units sold		1,136,183	38,565
Cost of units redeemed		(259,114)	(32,738)
Account charges		(202)	(193)
Increase (decrease)		876,867	5,634
Net increase (decrease)		1,031,253	72,658
Net assets, beginning		487,336	414,678
Net assets, ending		$1,518,589	$487,336

Units sold		493,826	18,273
Units redeemed		(121,277)	(15,622)
Net increase (decrease)		372,549	2,651
Units outstanding, beginning		213,076	210,425
Units outstanding, ending		585,625	213,076

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,158,310
Cost of units redeemed/account charges			(1,182,660)
Net investment income (loss)			(49,098)
Net realized gain (loss)			154,047
Realized gain distributions			396,178
Net change in unrealized appreciation (depreciation)			41,812
Net assets			$1,518,589

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	586	$1,519	1.25%	13.4%	12/31/2024	$2.65	0	$0	1.00%	13.7%	12/31/2024	$2.71	0	$0	0.75%	13.9%
12/31/2023	2.29	213	487	1.25%	16.1%	12/31/2023	2.33	0	0	1.00%	16.3%	12/31/2023	2.38	0	0	0.75%	16.6%
12/31/2022	1.97	210	415	1.25%	-17.4%	12/31/2022	2.00	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-17.0%
12/31/2021	2.39	327	780	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.45	0	0	0.75%	16.0%
12/31/2020	2.07	344	710	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.11	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.77	0	$0	0.50%	14.2%	12/31/2024	$2.83	0	$0	0.25%	14.5%	12/31/2024	$2.89	0	$0	0.00%	14.8%
12/31/2023	2.42	0	0	0.50%	16.9%	12/31/2023	2.47	0	0	0.25%	17.2%	12/31/2023	2.52	0	0	0.00%	17.5%
12/31/2022	2.07	0	0	0.50%	-16.8%	12/31/2022	2.11	0	0	0.25%	-16.6%	12/31/2022	2.14	0	0	0.00%	-16.4%
12/31/2021	2.49	0	0	0.50%	16.3%	12/31/2021	2.52	0	0	0.25%	16.6%	12/31/2021	2.56	0	0	0.00%	16.9%
12/31/2020	2.14	0	0	0.50%	19.2%	12/31/2020	2.16	0	0	0.25%	19.5%	12/31/2020	2.19	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.0%
2022	0.0%
2021	0.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund N Class - 06-CYC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,485,796	$11,222,492	273,604
Receivables: investments sold	17,907
Payables: investments purchased	-
Net assets	$12,503,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,503,703	6,326,443	$1.98
Band 100	-	-	2.02
Band 75	-	-	2.06
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$12,503,703	6,326,443

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$281,627
Mortality & expense charges			(156,169)
Net investment income (loss)			125,458

Gain (loss) on investments:
Net realized gain (loss)			220,442
Realized gain distributions			572,510
Net change in unrealized appreciation (depreciation)			710,551
Net gain (loss)			1,503,503

Increase (decrease) in net assets from operations			$1,628,961

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$125,458	$145,768
Net realized gain (loss)		220,442	(73,849)
Realized gain distributions		572,510	-
Net change in unrealized appreciation (depreciation)		710,551	1,372,687

Increase (decrease) in net assets from operations		1,628,961	1,444,606

Contract owner transactions:
Proceeds from units sold		908,936	3,337,757
Cost of units redeemed		(1,918,096)	(2,498,233)
Account charges		(6,163)	(6,571)
Increase (decrease)		(1,015,323)	832,953
Net increase (decrease)		613,638	2,277,559
Net assets, beginning		11,890,065	9,612,506
Net assets, ending		$12,503,703	$11,890,065

Units sold		497,892	2,096,604
Units redeemed		(1,032,999)	(1,564,501)
Net increase (decrease)		(535,107)	532,103
Units outstanding, beginning		6,861,550	6,329,447
Units outstanding, ending		6,326,443	6,861,550

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,907,116
Cost of units redeemed/account charges			(20,683,407)
Net investment income (loss)			365,229
Net realized gain (loss)			213,143
Realized gain distributions			1,438,318
Net change in unrealized appreciation (depreciation)			1,263,304
Net assets			$12,503,703

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	6,326	$12,504	1.25%	14.1%	12/31/2024	$2.02	0	$0	1.00%	14.3%	12/31/2024	$2.06	0	$0	0.75%	14.6%
12/31/2023	1.73	6,862	11,890	1.25%	14.1%	12/31/2023	1.76	0	0	1.00%	14.4%	12/31/2023	1.80	0	0	0.75%	14.7%
12/31/2022	1.52	6,329	9,613	1.25%	-17.5%	12/31/2022	1.54	0	0	1.00%	-17.3%	12/31/2022	1.57	0	0	0.75%	-17.1%
12/31/2021	1.84	9,389	17,285	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.89	0	0	0.75%	16.4%
12/31/2020	1.59	3,329	5,289	1.25%	13.1%	12/31/2020	1.61	0	0	1.00%	13.3%	12/31/2020	1.62	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	14.9%	12/31/2024	$2.14	0	$0	0.25%	15.2%	12/31/2024	$2.19	0	$0	0.00%	15.5%
12/31/2023	1.83	0	0	0.50%	15.0%	12/31/2023	1.86	0	0	0.25%	15.2%	12/31/2023	1.89	0	0	0.00%	15.5%
12/31/2022	1.59	0	0	0.50%	-16.9%	12/31/2022	1.61	0	0	0.25%	-16.7%	12/31/2022	1.64	0	0	0.00%	-16.5%
12/31/2021	1.91	0	0	0.50%	16.7%	12/31/2021	1.94	0	0	0.25%	17.0%	12/31/2021	1.96	0	0	0.00%	17.3%
12/31/2020	1.64	0	0	0.50%	13.9%	12/31/2020	1.65	0	0	0.25%	14.2%	12/31/2020	1.67	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.7%
2022	1.1%
2021	1.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund N Class - 06-CYF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,779,242	$3,594,914	26,245
Receivables: investments sold	-
Payables: investments purchased	(3,576)
Net assets	$3,775,666

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,775,666	1,540,914	$2.45
Band 100	-	-	2.50
Band 75	-	-	2.55
Band 50	-	-	2.60
Band 25	-	-	2.66
Band 0	-	-	2.71
Total	$3,775,666	1,540,914

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,121
Mortality & expense charges			(38,234)
Net investment income (loss)			4,887

Gain (loss) on investments:
Net realized gain (loss)			61,304
Realized gain distributions			203,170
Net change in unrealized appreciation (depreciation)			143,397
Net gain (loss)			407,871

Increase (decrease) in net assets from operations			$412,758

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,887	$(12,813)
Net realized gain (loss)		61,304	(36,013)
Realized gain distributions		203,170	92,524
Net change in unrealized appreciation (depreciation)		143,397	121,496

Increase (decrease) in net assets from operations		412,758	165,194

Contract owner transactions:
Proceeds from units sold		2,643,374	991,392
Cost of units redeemed		(643,694)	(383,102)
Account charges		(9,629)	(526)
Increase (decrease)		1,990,051	607,764
Net increase (decrease)		2,402,809	772,958
Net assets, beginning		1,372,857	599,899
Net assets, ending		$3,775,666	$1,372,857

Units sold		1,179,854	633,420
Units redeemed		(277,377)	(320,381)
Net increase (decrease)		902,477	313,039
Units outstanding, beginning		638,437	325,398
Units outstanding, ending		1,540,914	638,437

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,944,266
Cost of units redeemed/account charges			(3,124,766)
Net investment income (loss)			(26,623)
Net realized gain (loss)			258,445
Realized gain distributions			540,016
Net change in unrealized appreciation (depreciation)			184,328
Net assets			$3,775,666

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	1,541	$3,776	1.25%	13.9%	12/31/2024	$2.50	0	$0	1.00%	14.2%	12/31/2024	$2.55	0	$0	0.75%	14.5%
12/31/2023	2.15	638	1,373	1.25%	16.6%	12/31/2023	2.19	0	0	1.00%	16.9%	12/31/2023	2.23	0	0	0.75%	17.2%
12/31/2022	1.84	325	600	1.25%	-17.0%	12/31/2022	1.87	0	0	1.00%	-16.8%	12/31/2022	1.90	0	0	0.75%	-16.6%
12/31/2021	2.22	252	560	1.25%	16.0%	12/31/2021	2.25	0	0	1.00%	16.3%	12/31/2021	2.28	0	0	0.75%	16.6%
12/31/2020	1.91	230	440	1.25%	18.9%	12/31/2020	1.93	0	0	1.00%	19.2%	12/31/2020	1.95	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	0	$0	0.50%	14.8%	12/31/2024	$2.66	0	$0	0.25%	15.1%	12/31/2024	$2.71	0	$0	0.00%	15.4%
12/31/2023	2.27	0	0	0.50%	17.5%	12/31/2023	2.31	0	0	0.25%	17.8%	12/31/2023	2.35	0	0	0.00%	18.1%
12/31/2022	1.93	0	0	0.50%	-16.4%	12/31/2022	1.96	0	0	0.25%	-16.1%	12/31/2022	1.99	0	0	0.00%	-15.9%
12/31/2021	2.31	0	0	0.50%	16.9%	12/31/2021	2.34	0	0	0.25%	17.2%	12/31/2021	2.37	0	0	0.00%	17.5%
12/31/2020	1.97	0	0	0.50%	19.8%	12/31/2020	1.99	0	0	0.25%	20.1%	12/31/2020	2.01	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	0.0%
2022	0.0%
2021	1.2%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Fund N Class - 06-CYG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,557,473	$7,129,664	719,006
Receivables: investments sold	43,006
Payables: investments purchased	-
Net assets	$6,600,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,600,479	6,290,760	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$6,600,479	6,290,760

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$331,662
Mortality & expense charges			(83,786)
Net investment income (loss)			247,876

Gain (loss) on investments:
Net realized gain (loss)			(86,855)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(92,555)
Net gain (loss)			(179,410)

Increase (decrease) in net assets from operations			$68,466

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$247,876	$171,699
Net realized gain (loss)		(86,855)	(99,892)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(92,555)	210,662

Increase (decrease) in net assets from operations		68,466	282,469

Contract owner transactions:
Proceeds from units sold		1,700,479	1,731,502
Cost of units redeemed		(1,454,354)	(1,150,281)
Account charges		(2,635)	(1,544)
Increase (decrease)		243,490	579,677
Net increase (decrease)		311,956	862,146
Net assets, beginning		6,288,523	5,426,377
Net assets, ending		$6,600,479	$6,288,523

Units sold		1,694,294	1,752,524
Units redeemed		(1,446,594)	(1,163,712)
Net increase (decrease)		247,700	588,812
Units outstanding, beginning		6,043,060	5,454,248
Units outstanding, ending		6,290,760	6,043,060

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,658,660
Cost of units redeemed/account charges			(7,931,272)
Net investment income (loss)			665,860
Net realized gain (loss)			(220,578)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(572,191)
Net assets			$6,600,479

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	6,291	$6,600	1.25%	0.8%	12/31/2024	$1.07	0	$0	1.00%	1.1%	12/31/2024	$1.09	0	$0	0.75%	1.3%
12/31/2023	1.04	6,043	6,289	1.25%	4.6%	12/31/2023	1.06	0	0	1.00%	4.9%	12/31/2023	1.08	0	0	0.75%	5.1%
12/31/2022	0.99	5,454	5,426	1.25%	-14.7%	12/31/2022	1.01	0	0	1.00%	-14.5%	12/31/2022	1.03	0	0	0.75%	-14.3%
12/31/2021	1.17	5,442	6,350	1.25%	-2.0%	12/31/2021	1.18	0	0	1.00%	-1.7%	12/31/2021	1.20	0	0	0.75%	-1.5%
12/31/2020	1.19	4,286	5,101	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	1.6%	12/31/2024	$1.14	0	$0	0.25%	1.8%	12/31/2024	$1.16	0	$0	0.00%	2.1%
12/31/2023	1.10	0	0	0.50%	5.4%	12/31/2023	1.12	0	0	0.25%	5.6%	12/31/2023	1.14	0	0	0.00%	5.9%
12/31/2022	1.04	0	0	0.50%	-14.1%	12/31/2022	1.06	0	0	0.25%	-13.9%	12/31/2022	1.07	0	0	0.00%	-13.7%
12/31/2021	1.21	0	0	0.50%	-1.2%	12/31/2021	1.23	0	0	0.25%	-1.0%	12/31/2021	1.24	0	0	0.00%	-0.7%
12/31/2020	1.23	0	0	0.50%	10.4%	12/31/2020	1.24	0	0	0.25%	10.7%	12/31/2020	1.25	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.1%
2023	4.1%
2022	2.6%
2021	2.0%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund N Class - 06-CYH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,566,321	$7,010,101	244,538
Receivables: investments sold	163,372
Payables: investments purchased	-
Net assets	$6,729,693

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,729,693	3,666,594	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$6,729,693	3,666,594

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,569
Mortality & expense charges			(86,469)
Net investment income (loss)			(65,900)

Gain (loss) on investments:
Net realized gain (loss)			(528,272)
Realized gain distributions			432,199
Net change in unrealized appreciation (depreciation)			765,459
Net gain (loss)			669,386

Increase (decrease) in net assets from operations			$603,486

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(65,900)	$(86,615)
Net realized gain (loss)		(528,272)	(476,058)
Realized gain distributions		432,199	570,527
Net change in unrealized appreciation (depreciation)		765,459	987,174

Increase (decrease) in net assets from operations		603,486	995,028

Contract owner transactions:
Proceeds from units sold		2,215,366	2,572,730
Cost of units redeemed		(4,698,742)	(2,268,316)
Account charges		(4,742)	(4,741)
Increase (decrease)		(2,488,118)	299,673
Net increase (decrease)		(1,884,632)	1,294,701
Net assets, beginning		8,614,325	7,319,624
Net assets, ending		$6,729,693	$8,614,325

Units sold		1,257,378	1,632,465
Units redeemed		(2,648,477)	(1,450,645)
Net increase (decrease)		(1,391,099)	181,820
Units outstanding, beginning		5,057,693	4,875,873
Units outstanding, ending		3,666,594	5,057,693

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,242,085
Cost of units redeemed/account charges			(24,793,033)
Net investment income (loss)			(201,012)
Net realized gain (loss)			241,453
Realized gain distributions			4,683,980
Net change in unrealized appreciation (depreciation)			(443,780)
Net assets			$6,729,693

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	3,667	$6,730	1.25%	9.2%	12/31/2024	$1.87	0	$0	1.00%	9.4%	12/31/2024	$1.91	0	$0	0.75%	9.7%
12/31/2023	1.68	4,348	7,311	1.25%	13.4%	12/31/2023	1.71	0	0	1.00%	13.6%	12/31/2023	1.74	0	0	0.75%	13.9%
12/31/2022	1.48	4,130	6,127	1.25%	-24.5%	12/31/2022	1.51	0	0	1.00%	-24.3%	12/31/2022	1.53	0	0	0.75%	-24.2%
12/31/2021	1.97	5,397	10,608	1.25%	5.9%	12/31/2021	1.99	0	0	1.00%	6.1%	12/31/2021	2.02	0	0	0.75%	6.4%
12/31/2020	1.86	5,915	10,980	1.25%	27.1%	12/31/2020	1.88	0	0	1.00%	27.4%	12/31/2020	1.89	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	10.0%	12/31/2024	$1.99	0	$0	0.25%	10.3%	12/31/2024	$2.03	0	$0	0.00%	10.5%
12/31/2023	1.77	0	0	0.50%	14.2%	12/31/2023	1.80	0	0	0.25%	14.5%	12/31/2023	1.84	709	1,303	0.00%	14.8%
12/31/2022	1.55	0	0	0.50%	-24.0%	12/31/2022	1.58	0	0	0.25%	-23.8%	12/31/2022	1.60	745	1,193	0.00%	-23.6%
12/31/2021	2.04	0	0	0.50%	6.7%	12/31/2021	2.07	0	0	0.25%	6.9%	12/31/2021	2.09	1,224	2,562	0.00%	7.2%
12/31/2020	1.91	0	0	0.50%	28.0%	12/31/2020	1.93	0	0	0.25%	28.3%	12/31/2020	1.95	1,398	2,730	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.0%
2021	1.9%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund N Class - 06-FCH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,789,194	$1,794,663	80,049
Receivables: investments sold	20,733
Payables: investments purchased	-
Net assets	$1,809,927

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,809,927	1,294,261	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$1,809,927	1,294,261

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,545
Mortality & expense charges			(21,320)
Net investment income (loss)			3,225

Gain (loss) on investments:
Net realized gain (loss)			24,175
Realized gain distributions			159,140
Net change in unrealized appreciation (depreciation)			(107,583)
Net gain (loss)			75,732

Increase (decrease) in net assets from operations			$78,957

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,225	$(3,363)
Net realized gain (loss)		24,175	71,120
Realized gain distributions		159,140	66,966
Net change in unrealized appreciation (depreciation)		(107,583)	99,820

Increase (decrease) in net assets from operations		78,957	234,543

Contract owner transactions:
Proceeds from units sold		470,407	249,645
Cost of units redeemed		(344,021)	(1,300,380)
Account charges		(855)	(1,081)
Increase (decrease)		125,531	(1,051,816)
Net increase (decrease)		204,488	(817,273)
Net assets, beginning		1,605,439	2,422,712
Net assets, ending		$1,809,927	$1,605,439

Units sold		356,082	205,603
Units redeemed		(268,459)	(1,038,615)
Net increase (decrease)		87,623	(833,012)
Units outstanding, beginning		1,206,638	2,039,650
Units outstanding, ending		1,294,261	1,206,638

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,761,905
Cost of units redeemed/account charges			(5,958,233)
Net investment income (loss)			(13,558)
Net realized gain (loss)			662,548
Realized gain distributions			362,734
Net change in unrealized appreciation (depreciation)			(5,469)
Net assets			$1,809,927

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	1,294	$1,810	1.25%	5.1%	12/31/2024	$1.43	0	$0	1.00%	5.4%	12/31/2024	$1.46	0	$0	0.75%	5.6%
12/31/2023	1.33	1,207	1,605	1.25%	12.0%	12/31/2023	1.35	0	0	1.00%	12.3%	12/31/2023	1.38	0	0	0.75%	12.6%
12/31/2022	1.19	2,040	2,423	1.25%	-10.8%	12/31/2022	1.21	0	0	1.00%	-10.6%	12/31/2022	1.22	0	0	0.75%	-10.4%
12/31/2021	1.33	2,685	3,576	1.25%	21.3%	12/31/2021	1.35	0	0	1.00%	21.6%	12/31/2021	1.37	0	0	0.75%	21.9%
12/31/2020	1.10	2,711	2,975	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.12	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	5.9%	12/31/2024	$1.52	0	$0	0.25%	6.2%	12/31/2024	$1.55	0	$0	0.00%	6.4%
12/31/2023	1.40	0	0	0.50%	12.9%	12/31/2023	1.43	0	0	0.25%	13.1%	12/31/2023	1.45	0	0	0.00%	13.4%
12/31/2022	1.24	0	0	0.50%	-10.1%	12/31/2022	1.26	0	0	0.25%	-9.9%	12/31/2022	1.28	0	0	0.00%	-9.7%
12/31/2021	1.38	0	0	0.50%	22.2%	12/31/2021	1.40	0	0	0.25%	22.5%	12/31/2021	1.42	0	0	0.00%	22.9%
12/31/2020	1.13	0	0	0.50%	-7.0%	12/31/2020	1.14	0	0	0.25%	-6.8%	12/31/2020	1.15	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	0.8%
2022	0.6%
2021	1.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund A Class - 06-GMH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,346	$52,518	7,851
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$47,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,344	39,788	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$47,344	39,788

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,854
Mortality & expense charges			(851)
Net investment income (loss)			4,003

Gain (loss) on investments:
Net realized gain (loss)			(1,687)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,102
Net gain (loss)			1,415

Increase (decrease) in net assets from operations			$5,418

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,003	$4,418
Net realized gain (loss)		(1,687)	(1,014)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,102	2,573

Increase (decrease) in net assets from operations		5,418	5,977

Contract owner transactions:
Proceeds from units sold		3,449	3,197
Cost of units redeemed		(32,518)	(7,346)
Account charges		(3)	(4)
Increase (decrease)		(29,072)	(4,153)
Net increase (decrease)		(23,654)	1,824
Net assets, beginning		70,998	69,174
Net assets, ending		$47,344	$70,998

Units sold		2,922	2,992
Units redeemed		(26,107)	(6,757)
Net increase (decrease)		(23,185)	(3,765)
Units outstanding, beginning		62,973	66,738
Units outstanding, ending		39,788	62,973

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$107,861
Cost of units redeemed/account charges			(66,092)
Net investment income (loss)			16,810
Net realized gain (loss)			(6,063)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,172)
Net assets			$47,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	40	$47	1.25%	5.5%	12/31/2024	$1.21	0	$0	1.00%	5.8%	12/31/2024	$1.23	0	$0	0.75%	6.1%
12/31/2023	1.13	63	71	1.25%	8.8%	12/31/2023	1.14	0	0	1.00%	9.0%	12/31/2023	1.16	0	0	0.75%	9.3%
12/31/2022	1.04	67	69	1.25%	-7.7%	12/31/2022	1.05	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.2%
12/31/2021	1.12	75	84	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.15	0	0	0.75%	11.6%
12/31/2020	1.01	0	0	1.25%	0.4%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	6.3%	12/31/2024	$1.28	0	$0	0.25%	6.6%	12/31/2024	$1.30	0	$0	0.00%	6.9%
12/31/2023	1.18	0	0	0.50%	9.6%	12/31/2023	1.20	0	0	0.25%	9.9%	12/31/2023	1.22	0	0	0.00%	10.1%
12/31/2022	1.08	0	0	0.50%	-7.0%	12/31/2022	1.09	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.5%
12/31/2021	1.16	0	0	0.50%	11.9%	12/31/2021	1.17	0	0	0.25%	12.2%	12/31/2021	1.18	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.4%	12/31/2020	1.05	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.2%
2023	7.5%
2022	7.3%
2021	10.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund N Class - 06-GMJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,108,815	$1,147,825	186,105
Receivables: investments sold	17,123
Payables: investments purchased	-
Net assets	$1,125,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,125,938	919,888	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$1,125,938	919,888

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$90,070
Mortality & expense charges			(14,118)
Net investment income (loss)			75,952

Gain (loss) on investments:
Net realized gain (loss)			(6,730)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,145)
Net gain (loss)			(13,875)

Increase (decrease) in net assets from operations			$62,077

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,952	$73,705
Net realized gain (loss)		(6,730)	(9,079)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,145)	20,241

Increase (decrease) in net assets from operations		62,077	84,867

Contract owner transactions:
Proceeds from units sold		184,021	374,448
Cost of units redeemed		(242,806)	(125,816)
Account charges		(4,437)	(4,031)
Increase (decrease)		(63,222)	244,601
Net increase (decrease)		(1,145)	329,468
Net assets, beginning		1,127,083	797,615
Net assets, ending		$1,125,938	$1,127,083

Units sold		151,653	340,940
Units redeemed		(207,297)	(119,139)
Net increase (decrease)		(55,644)	221,801
Units outstanding, beginning		975,532	753,731
Units outstanding, ending		919,888	975,532

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,979,834
Cost of units redeemed/account charges			(2,170,450)
Net investment income (loss)			396,307
Net realized gain (loss)			(40,743)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(39,010)
Net assets			$1,125,938

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	920	$1,126	1.25%	5.9%	12/31/2024	$1.25	0	$0	1.00%	6.2%	12/31/2024	$1.27	0	$0	0.75%	6.5%
12/31/2023	1.16	976	1,127	1.25%	9.2%	12/31/2023	1.17	0	0	1.00%	9.5%	12/31/2023	1.19	0	0	0.75%	9.7%
12/31/2022	1.06	754	798	1.25%	-7.2%	12/31/2022	1.07	0	0	1.00%	-6.9%	12/31/2022	1.09	0	0	0.75%	-6.7%
12/31/2021	1.14	1,427	1,626	1.25%	11.6%	12/31/2021	1.15	0	0	1.00%	11.9%	12/31/2021	1.16	0	0	0.75%	12.2%
12/31/2020	1.02	1,272	1,299	1.25%	0.5%	12/31/2020	1.03	0	0	1.00%	0.8%	12/31/2020	1.04	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	6.7%	12/31/2024	$1.31	0	$0	0.25%	7.0%	12/31/2024	$1.34	0	$0	0.00%	7.3%
12/31/2023	1.21	0	0	0.50%	10.0%	12/31/2023	1.23	0	0	0.25%	10.3%	12/31/2023	1.25	0	0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-6.5%	12/31/2022	1.11	0	0	0.25%	-6.2%	12/31/2022	1.13	0	0	0.00%	-6.0%
12/31/2021	1.17	0	0	0.50%	12.5%	12/31/2021	1.19	0	0	0.25%	12.8%	12/31/2021	1.20	0	0	0.00%	13.0%
12/31/2020	1.04	0	0	0.50%	1.3%	12/31/2020	1.05	0	0	0.25%	1.5%	12/31/2020	1.06	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.0%
2023	9.0%
2022	8.8%
2021	7.5%
2020	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund S Class - 06-GMK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,256	$14,405	2,251
Receivables: investments sold	161
Payables: investments purchased	-
Net assets	$13,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,417	11,367	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$13,417	11,367

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$982
Mortality & expense charges			(158)
Net investment income (loss)			824

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(180)
Net gain (loss)			(189)

Increase (decrease) in net assets from operations			$635

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$824	$700
Net realized gain (loss)		(9)	(39)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(180)	215

Increase (decrease) in net assets from operations		635	876

Contract owner transactions:
Proceeds from units sold		1,334	1,213
Cost of units redeemed		(5)	(15)
Account charges		(45)	(37)
Increase (decrease)		1,284	1,161
Net increase (decrease)		1,919	2,037
Net assets, beginning		11,498	9,461
Net assets, ending		$13,417	$11,498

Units sold		1,143	1,137
Units redeemed		(42)	(49)
Net increase (decrease)		1,101	1,088
Units outstanding, beginning		10,266	9,178
Units outstanding, ending		11,367	10,266

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$206,062
Cost of units redeemed/account charges			(206,032)
Net investment income (loss)			10,244
Net realized gain (loss)			4,292
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,149)
Net assets			$13,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	11	$13	1.25%	5.4%	12/31/2024	$1.20	0	$0	1.00%	5.7%	12/31/2024	$1.22	0	$0	0.75%	5.9%
12/31/2023	1.12	10	11	1.25%	8.7%	12/31/2023	1.14	0	0	1.00%	8.9%	12/31/2023	1.15	0	0	0.75%	9.2%
12/31/2022	1.03	9	9	1.25%	-7.6%	12/31/2022	1.04	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.1%
12/31/2021	1.12	10	11	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.14	0	0	0.75%	11.7%
12/31/2020	1.00	9	9	1.25%	0.0%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	6.2%	12/31/2024	$1.27	0	$0	0.25%	6.5%	12/31/2024	$1.29	0	$0	0.00%	6.7%
12/31/2023	1.17	0	0	0.50%	9.5%	12/31/2023	1.19	0	0	0.25%	9.7%	12/31/2023	1.21	0	0	0.00%	10.0%
12/31/2022	1.07	0	0	0.50%	-6.9%	12/31/2022	1.08	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.4%
12/31/2021	1.15	0	0	0.50%	12.0%	12/31/2021	1.16	0	0	0.25%	12.3%	12/31/2021	1.17	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	1.0%	12/31/2020	1.04	19	20	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.9%
2023	7.9%
2022	7.8%
2021	14.0%
2020	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Technology Fund N Class - 06-3CM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,883,851	$3,474,093	62,113
Receivables: investments sold	3,856
Payables: investments purchased	-
Net assets	$3,887,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,887,707	1,399,197	$2.78
Band 100	-	-	2.82
Band 75	-	-	2.87
Band 50	-	-	2.92
Band 25	-	-	2.97
Band 0	-	-	3.02
Total	$3,887,707	1,399,197

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,483
Mortality & expense charges			(45,325)
Net investment income (loss)			(14,842)

Gain (loss) on investments:
Net realized gain (loss)			62,706
Realized gain distributions			375,280
Net change in unrealized appreciation (depreciation)			504,756
Net gain (loss)			942,742

Increase (decrease) in net assets from operations			$927,900

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,842)	$(34,008)
Net realized gain (loss)		62,706	(203,191)
Realized gain distributions		375,280	23,588
Net change in unrealized appreciation (depreciation)		504,756	1,338,961

Increase (decrease) in net assets from operations		927,900	1,125,350

Contract owner transactions:
Proceeds from units sold		433,185	640,165
Cost of units redeemed		(556,666)	(836,858)
Account charges		(162)	(204)
Increase (decrease)		(123,643)	(196,897)
Net increase (decrease)		804,257	928,453
Net assets, beginning		3,083,450	2,154,997
Net assets, ending		$3,887,707	$3,083,450

Units sold		171,535	352,652
Units redeemed		(224,089)	(459,112)
Net increase (decrease)		(52,554)	(106,460)
Units outstanding, beginning		1,451,751	1,558,211
Units outstanding, ending		1,399,197	1,451,751

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,274,188
Cost of units redeemed/account charges			(2,307,694)
Net investment income (loss)			(78,415)
Net realized gain (loss)			(292,964)
Realized gain distributions			882,834
Net change in unrealized appreciation (depreciation)			409,758
Net assets			$3,887,707

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.78	1,399	$3,888	1.25%	30.8%	12/31/2024	$2.82	0	$0	1.00%	31.1%	12/31/2024	$2.87	0	$0	0.75%	31.5%
12/31/2023	2.12	1,452	3,083	1.25%	53.6%	12/31/2023	2.15	0	0	1.00%	54.0%	12/31/2023	2.18	0	0	0.75%	54.3%
12/31/2022	1.38	1,558	2,155	1.25%	-38.3%	12/31/2022	1.40	0	0	1.00%	-38.2%	12/31/2022	1.42	0	0	0.75%	-38.0%
12/31/2021	2.24	1,557	3,491	1.25%	16.4%	12/31/2021	2.26	0	0	1.00%	16.7%	12/31/2021	2.28	0	0	0.75%	17.0%
12/31/2020	1.93	129	249	1.25%	49.4%	12/31/2020	1.94	0	0	1.00%	49.7%	12/31/2020	1.95	0	0	0.75%	50.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.92	0	$0	0.50%	31.8%	12/31/2024	$2.97	0	$0	0.25%	32.1%	12/31/2024	$3.02	0	$0	0.00%	32.5%
12/31/2023	2.22	0	0	0.50%	54.7%	12/31/2023	2.25	0	0	0.25%	55.1%	12/31/2023	2.28	0	0	0.00%	55.5%
12/31/2022	1.43	0	0	0.50%	-37.9%	12/31/2022	1.45	0	0	0.25%	-37.7%	12/31/2022	1.47	0	0	0.00%	-37.5%
12/31/2021	2.30	0	0	0.50%	17.3%	12/31/2021	2.32	0	0	0.25%	17.6%	12/31/2021	2.35	0	0	0.00%	17.9%
12/31/2020	1.96	0	0	0.50%	50.5%	12/31/2020	1.98	0	0	0.25%	50.9%	12/31/2020	1.99	0	0	0.00%	51.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.0%
2022	0.0%
2021	0.9%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Multi-Sector Income Fund N Class - 06-3GW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$417,123	$411,813	48,802
Receivables: investments sold	1,116
Payables: investments purchased	-
Net assets	$418,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,239	361,334	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$418,239	361,334

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,056
Mortality & expense charges			(5,362)
Net investment income (loss)			24,694

Gain (loss) on investments:
Net realized gain (loss)			3,898
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,461)
Net gain (loss)			(1,563)

Increase (decrease) in net assets from operations			$23,131

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,694	$17,006
Net realized gain (loss)		3,898	(3,072)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,461)	20,746

Increase (decrease) in net assets from operations		23,131	34,680

Contract owner transactions:
Proceeds from units sold		120,491	300,732
Cost of units redeemed		(228,469)	(52,071)
Account charges		(1,069)	(899)
Increase (decrease)		(109,047)	247,762
Net increase (decrease)		(85,916)	282,442
Net assets, beginning		504,155	221,713
Net assets, ending		$418,239	$504,155

Units sold		107,957	290,560
Units redeemed		(207,211)	(50,945)
Net increase (decrease)		(99,254)	239,615
Units outstanding, beginning		460,588	220,973
Units outstanding, ending		361,334	460,588

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,277,510
Cost of units redeemed/account charges			(895,489)
Net investment income (loss)			51,264
Net realized gain (loss)			(20,429)
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			5,310
Net assets			$418,239

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	361	$418	1.25%	5.7%	12/31/2024	$1.18	0	$0	1.00%	6.0%	12/31/2024	$1.20	0	$0	0.75%	6.3%
12/31/2023	1.09	461	504	1.25%	9.1%	12/31/2023	1.11	0	0	1.00%	9.4%	12/31/2023	1.12	0	0	0.75%	9.6%
12/31/2022	1.00	221	222	1.25%	-13.0%	12/31/2022	1.01	0	0	1.00%	-12.7%	12/31/2022	1.03	0	0	0.75%	-12.5%
12/31/2021	1.15	36	41	1.25%	1.9%	12/31/2021	1.16	0	0	1.00%	2.1%	12/31/2021	1.17	0	0	0.75%	2.4%
12/31/2020	1.13	33	37	1.25%	4.3%	12/31/2020	1.14	0	0	1.00%	4.5%	12/31/2020	1.15	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	6.5%	12/31/2024	$1.23	0	$0	0.25%	6.8%	12/31/2024	$1.25	0	$0	0.00%	7.1%
12/31/2023	1.14	0	0	0.50%	9.9%	12/31/2023	1.16	0	0	0.25%	10.2%	12/31/2023	1.17	0	0	0.00%	10.5%
12/31/2022	1.04	0	0	0.50%	-12.3%	12/31/2022	1.05	0	0	0.25%	-12.1%	12/31/2022	1.06	0	0	0.00%	-11.9%
12/31/2021	1.18	0	0	0.50%	2.6%	12/31/2021	1.19	0	0	0.25%	2.9%	12/31/2021	1.20	0	0	0.00%	3.1%
12/31/2020	1.15	0	0	0.50%	5.1%	12/31/2020	1.16	0	0	0.25%	5.3%	12/31/2020	1.17	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.5%
2023	5.7%
2022	8.3%
2021	4.1%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Venture Fund N Class - 06-3P3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,339	$461,745	5,195
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$445,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,326	284,160	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$445,326	284,160

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,027)
Net investment income (loss)			(5,027)

Gain (loss) on investments:
Net realized gain (loss)			(6,438)
Realized gain distributions			28,711
Net change in unrealized appreciation (depreciation)			25,729
Net gain (loss)			48,002

Increase (decrease) in net assets from operations			$42,975

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,027)	$(4,682)
Net realized gain (loss)		(6,438)	(2,242)
Realized gain distributions		28,711	20,494
Net change in unrealized appreciation (depreciation)		25,729	39,205

Increase (decrease) in net assets from operations		42,975	52,775

Contract owner transactions:
Proceeds from units sold		139,930	44,527
Cost of units redeemed		(160,445)	(6,700)
Account charges		(1,572)	(3,184)
Increase (decrease)		(22,087)	34,643
Net increase (decrease)		20,888	87,418
Net assets, beginning		424,438	337,020
Net assets, ending		$445,326	$424,438

Units sold		87,900	34,622
Units redeemed		(108,998)	(7,717)
Net increase (decrease)		(21,098)	26,905
Units outstanding, beginning		305,258	278,353
Units outstanding, ending		284,160	305,258

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,555,682
Cost of units redeemed/account charges			(1,424,699)
Net investment income (loss)			(23,180)
Net realized gain (loss)			210,229
Realized gain distributions			143,700
Net change in unrealized appreciation (depreciation)			(16,406)
Net assets			$445,326

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	284	$445	1.25%	12.7%	12/31/2024	$1.59	0	$0	1.00%	13.0%	12/31/2024	$1.62	0	$0	0.75%	13.3%
12/31/2023	1.39	305	424	1.25%	14.8%	12/31/2023	1.41	0	0	1.00%	15.1%	12/31/2023	1.43	0	0	0.75%	15.4%
12/31/2022	1.21	278	337	1.25%	-25.0%	12/31/2022	1.22	0	0	1.00%	-24.8%	12/31/2022	1.24	0	0	0.75%	-24.6%
12/31/2021	1.61	202	326	1.25%	6.5%	12/31/2021	1.63	0	0	1.00%	6.7%	12/31/2021	1.64	0	0	0.75%	7.0%
12/31/2020	1.52	488	741	1.25%	30.2%	12/31/2020	1.52	0	0	1.00%	30.5%	12/31/2020	1.53	0	0	0.75%	30.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	13.6%	12/31/2024	$1.67	0	$0	0.25%	13.9%	12/31/2024	$1.69	0	$0	0.00%	14.1%
12/31/2023	1.44	0	0	0.50%	15.7%	12/31/2023	1.46	0	0	0.25%	16.0%	12/31/2023	1.48	0	0	0.00%	16.3%
12/31/2022	1.25	0	0	0.50%	-24.4%	12/31/2022	1.26	0	0	0.25%	-24.3%	12/31/2022	1.27	0	0	0.00%	-24.1%
12/31/2021	1.65	0	0	0.50%	7.3%	12/31/2021	1.67	0	0	0.25%	7.5%	12/31/2021	1.68	0	0	0.00%	7.8%
12/31/2020	1.54	0	0	0.50%	31.2%	12/31/2020	1.55	0	0	0.25%	31.5%	12/31/2020	1.56	0	0	0.00%	31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	1.4%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund N Class - 06-3WT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,820	$18,588	349
Receivables: investments sold	2,865
Payables: investments purchased	-
Net assets	$23,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,685	14,762	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$23,685	14,762

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$565
Mortality & expense charges			(924)
Net investment income (loss)			(359)

Gain (loss) on investments:
Net realized gain (loss)			13,245
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			(9,748)
Net gain (loss)			4,111

Increase (decrease) in net assets from operations			$3,752

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(359)	$(681)
Net realized gain (loss)		13,245	268
Realized gain distributions		614	2,859
Net change in unrealized appreciation (depreciation)		(9,748)	1,865

Increase (decrease) in net assets from operations		3,752	4,311

Contract owner transactions:
Proceeds from units sold		4,100	3,674
Cost of units redeemed		(57,163)	-
Account charges		-	-
Increase (decrease)		(53,063)	3,674
Net increase (decrease)		(49,311)	7,985
Net assets, beginning		72,996	65,011
Net assets, ending		$23,685	$72,996

Units sold		2,508	2,479
Units redeemed		(34,344)	-
Net increase (decrease)		(31,836)	2,479
Units outstanding, beginning		46,598	44,119
Units outstanding, ending		14,762	46,598

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$63,705
Cost of units redeemed/account charges			(58,118)
Net investment income (loss)			(1,155)
Net realized gain (loss)			13,548
Realized gain distributions			3,473
Net change in unrealized appreciation (depreciation)			2,232
Net assets			$23,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	15	$24	1.25%	2.4%	12/31/2024	$1.63	0	$0	1.00%	2.7%	12/31/2024	$1.65	0	$0	0.75%	2.9%
12/31/2023	1.57	47	73	1.25%	6.3%	12/31/2023	1.58	0	0	1.00%	6.6%	12/31/2023	1.60	0	0	0.75%	6.8%
12/31/2022	1.47	44	65	1.25%	-3.8%	12/31/2022	1.49	0	0	1.00%	-3.5%	12/31/2022	1.50	0	0	0.75%	-3.3%
12/31/2021	1.53	0	0	1.25%	5.6%	12/31/2021	1.54	0	0	1.00%	5.9%	12/31/2021	1.55	0	0	0.75%	6.1%
12/31/2020	1.45	0	0	1.25%	24.2%	12/31/2020	1.46	0	0	1.00%	24.5%	12/31/2020	1.46	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	3.2%	12/31/2024	$1.70	0	$0	0.25%	3.5%	12/31/2024	$1.72	0	$0	0.00%	3.7%
12/31/2023	1.62	0	0	0.50%	7.1%	12/31/2023	1.64	0	0	0.25%	7.4%	12/31/2023	1.66	0	0	0.00%	7.6%
12/31/2022	1.51	0	0	0.50%	-3.1%	12/31/2022	1.53	0	0	0.25%	-2.8%	12/31/2022	1.54	0	0	0.00%	-2.6%
12/31/2021	1.56	0	0	0.50%	6.4%	12/31/2021	1.57	0	0	0.25%	6.7%	12/31/2021	1.58	0	0	0.00%	6.9%
12/31/2020	1.47	0	0	0.50%	25.1%	12/31/2020	1.47	0	0	0.25%	25.4%	12/31/2020	1.48	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.2%
2022	0.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Dev World Bond N Class - 06-4TJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,360,059	$2,516,130	302,686
Receivables: investments sold	-
Payables: investments purchased	(23,319)
Net assets	$2,336,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,336,740	2,642,686	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$2,336,740	2,642,686

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$67,312
Mortality & expense charges			(27,543)
Net investment income (loss)			39,769

Gain (loss) on investments:
Net realized gain (loss)			(26,473)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(115)
Net gain (loss)			(26,588)

Increase (decrease) in net assets from operations			$13,181

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,769	$25,694
Net realized gain (loss)		(26,473)	(42,272)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(115)	117,374

Increase (decrease) in net assets from operations		13,181	100,796

Contract owner transactions:
Proceeds from units sold		567,723	433,743
Cost of units redeemed		(298,205)	(312,422)
Account charges		(1,236)	(3,602)
Increase (decrease)		268,282	117,719
Net increase (decrease)		281,463	218,515
Net assets, beginning		2,055,277	1,836,762
Net assets, ending		$2,336,740	$2,055,277

Units sold		667,050	518,514
Units redeemed		(357,779)	(379,849)
Net increase (decrease)		309,271	138,665
Units outstanding, beginning		2,333,415	2,194,750
Units outstanding, ending		2,642,686	2,333,415

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,555,492
Cost of units redeemed/account charges			(1,129,185)
Net investment income (loss)			189,441
Net realized gain (loss)			(122,937)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(156,071)
Net assets			$2,336,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.88	2,643	$2,337	1.25%	0.4%	12/31/2024	$0.89	0	$0	1.00%	0.6%	12/31/2024	$0.90	0	$0	0.75%	0.9%
12/31/2023	0.88	2,333	2,055	1.25%	5.2%	12/31/2023	0.89	0	0	1.00%	5.5%	12/31/2023	0.89	0	0	0.75%	5.8%
12/31/2022	0.84	2,195	1,837	1.25%	-17.6%	12/31/2022	0.84	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.02	3	3	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	0.50%	1.1%	12/31/2024	$0.92	0	$0	0.25%	1.4%	12/31/2024	$0.93	0	$0	0.00%	1.7%
12/31/2023	0.90	0	0	0.50%	6.0%	12/31/2023	0.91	0	0	0.25%	6.3%	12/31/2023	0.91	0	0	0.00%	6.6%
12/31/2022	0.85	0	0	0.50%	-17.0%	12/31/2022	0.85	0	0	0.25%	-16.8%	12/31/2022	0.86	0	0	0.00%	-16.6%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.4%	12/31/2021	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	2.5%
2022	15.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Portfolio Service Class - 06-611

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$57,871,438	$42,840,415	1,064,848
Receivables: investments sold	45,653
Payables: investments purchased	-
Net assets	$57,917,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,917,091	20,428,992	$2.84
Band 100	-	-	2.94
Band 75	-	-	3.04
Band 50	-	-	3.15
Band 25	-	-	3.27
Band 0	-	-	3.38
Total	$57,917,091	20,428,992

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$993,095
Mortality & expense charges			(699,091)
Net investment income (loss)			294,004

Gain (loss) on investments:
Net realized gain (loss)			1,466,961
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,220,330
Net gain (loss)			6,687,291

Increase (decrease) in net assets from operations			$6,981,295

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$294,004	$257,223
Net realized gain (loss)		1,466,961	970,276
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,220,330	4,865,776

Increase (decrease) in net assets from operations		6,981,295	6,093,275

Contract owner transactions:
Proceeds from units sold		7,980,652	5,893,780
Cost of units redeemed		(7,097,646)	(7,141,797)
Account charges		(17,311)	(9,305)
Increase (decrease)		865,695	(1,257,322)
Net increase (decrease)		7,846,990	4,835,953
Net assets, beginning		50,070,101	45,234,148
Net assets, ending		$57,917,091	$50,070,101

Units sold		2,986,572	2,580,284
Units redeemed		(2,639,843)	(3,127,760)
Net increase (decrease)		346,729	(547,476)
Units outstanding, beginning		20,082,263	20,629,739
Units outstanding, ending		20,428,992	20,082,263

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$118,112,301
Cost of units redeemed/account charges			(96,041,469)
Net investment income (loss)			1,718,021
Net realized gain (loss)			13,700,266
Realized gain distributions			5,396,949
Net change in unrealized appreciation (depreciation)			15,031,023
Net assets			$57,917,091

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.84	20,429	$57,917	1.25%	13.7%	12/31/2024	$2.94	0	$0	1.00%	14.0%	12/31/2024	$3.04	0	$0	0.75%	14.3%
12/31/2023	2.49	20,082	50,070	1.25%	13.7%	12/31/2023	2.58	0	0	1.00%	14.0%	12/31/2023	2.66	0	0	0.75%	14.3%
12/31/2022	2.19	20,630	45,234	1.25%	-17.7%	12/31/2022	2.26	0	0	1.00%	-17.4%	12/31/2022	2.33	0	0	0.75%	-17.2%
12/31/2021	2.66	21,747	57,906	1.25%	15.5%	12/31/2021	2.74	0	0	1.00%	15.7%	12/31/2021	2.82	0	0	0.75%	16.0%
12/31/2020	2.31	26,759	61,711	1.25%	12.6%	12/31/2020	2.37	0	0	1.00%	12.9%	12/31/2020	2.43	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.15	0	$0	0.50%	14.6%	12/31/2024	$3.27	0	$0	0.25%	14.9%	12/31/2024	$3.38	0	$0	0.00%	15.1%
12/31/2023	2.75	0	0	0.50%	14.6%	12/31/2023	2.84	0	0	0.25%	14.8%	12/31/2023	2.94	0	0	0.00%	15.1%
12/31/2022	2.40	0	0	0.50%	-17.0%	12/31/2022	2.48	0	0	0.25%	-16.8%	12/31/2022	2.55	0	0	0.00%	-16.6%
12/31/2021	2.90	0	0	0.50%	16.3%	12/31/2021	2.98	0	0	0.25%	16.6%	12/31/2021	3.06	0	0	0.00%	16.9%
12/31/2020	2.49	0	0	0.50%	13.5%	12/31/2020	2.55	0	0	0.25%	13.7%	12/31/2020	2.62	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.8%
2022	1.0%
2021	0.8%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,862,649	$4,466,329	396,227
Receivables: investments sold	573
Payables: investments purchased	-
Net assets	$3,863,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,863,222	1,531,635	$2.52
Band 100	-	-	2.66
Band 75	-	-	2.81
Band 50	-	-	2.96
Band 25	-	-	3.12
Band 0	-	-	3.57
Total	$3,863,222	1,531,635

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$193,347
Mortality & expense charges			(49,978)
Net investment income (loss)			143,369

Gain (loss) on investments:
Net realized gain (loss)			(147,560)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,811
Net gain (loss)			(114,749)

Increase (decrease) in net assets from operations			$28,620

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$143,369	$125,835
Net realized gain (loss)		(147,560)	(210,066)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		32,811	255,615

Increase (decrease) in net assets from operations		28,620	171,384

Contract owner transactions:
Proceeds from units sold		651,947	542,529
Cost of units redeemed		(947,388)	(1,257,365)
Account charges		(1,990)	(1,574)
Increase (decrease)		(297,431)	(716,410)
Net increase (decrease)		(268,811)	(545,026)
Net assets, beginning		4,132,033	4,677,059
Net assets, ending		$3,863,222	$4,132,033

Units sold		288,589	224,178
Units redeemed		(406,369)	(520,080)
Net increase (decrease)		(117,780)	(295,902)
Units outstanding, beginning		1,649,415	1,945,317
Units outstanding, ending		1,531,635	1,649,415

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$166,279,132
Cost of units redeemed/account charges			(178,204,772)
Net investment income (loss)			14,451,666
Net realized gain (loss)			(1,839,232)
Realized gain distributions			3,780,108
Net change in unrealized appreciation (depreciation)			(603,680)
Net assets			$3,863,222

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.52	1,532	$3,863	1.25%	0.7%	12/31/2024	$2.66	0	$0	1.00%	0.9%	12/31/2024	$2.81	0	$0	0.75%	1.2%
12/31/2023	2.51	1,649	4,132	1.25%	4.2%	12/31/2023	2.64	0	0	1.00%	4.5%	12/31/2023	2.77	0	0	0.75%	4.7%
12/31/2022	2.40	1,945	4,677	1.25%	-14.7%	12/31/2022	2.52	0	0	1.00%	-14.5%	12/31/2022	2.65	0	0	0.75%	-14.3%
12/31/2021	2.82	2,417	6,816	1.25%	-2.1%	12/31/2021	2.95	0	0	1.00%	-1.9%	12/31/2021	3.09	0	0	0.75%	-1.6%
12/31/2020	2.88	3,284	9,461	1.25%	9.1%	12/31/2020	3.01	0	0	1.00%	9.4%	12/31/2020	3.14	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.96	0	$0	0.50%	1.4%	12/31/2024	$3.12	0	$0	0.25%	1.7%	12/31/2024	$3.57	0	$0	0.00%	2.0%
12/31/2023	2.92	0	0	0.50%	5.0%	12/31/2023	3.07	0	0	0.25%	5.2%	12/31/2023	3.50	0	0	0.00%	5.5%
12/31/2022	2.78	0	0	0.50%	-14.1%	12/31/2022	2.91	0	0	0.25%	-13.9%	12/31/2022	3.32	0	0	0.00%	-13.7%
12/31/2021	3.23	0	0	0.50%	-1.4%	12/31/2021	3.38	0	0	0.25%	-1.1%	12/31/2021	3.85	0	0	0.00%	-0.9%
12/31/2020	3.28	0	0	0.50%	9.9%	12/31/2020	3.42	0	0	0.25%	10.2%	12/31/2020	3.88	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	4.1%
2022	2.5%
2021	2.6%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Overseas N Class - 06-6CC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$546,893	$571,484	12,187
Receivables: investments sold	687
Payables: investments purchased	-
Net assets	$547,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$547,580	503,628	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$547,580	503,628

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,739
Mortality & expense charges			(4,399)
Net investment income (loss)			5,340

Gain (loss) on investments:
Net realized gain (loss)			2,908
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,591)
Net gain (loss)			(21,683)

Increase (decrease) in net assets from operations			$(16,343)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,340	$-
Net realized gain (loss)		2,908	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(24,591)	-

Increase (decrease) in net assets from operations		(16,343)	-

Contract owner transactions:
Proceeds from units sold		1,084,439	-
Cost of units redeemed		(520,157)	-
Account charges		(359)	-
Increase (decrease)		563,923	-
Net increase (decrease)		547,580	-
Net assets, beginning		-	-
Net assets, ending		$547,580	$-

Units sold		962,903	-
Units redeemed		(459,275)	-
Net increase (decrease)		503,628	-
Units outstanding, beginning		-	-
Units outstanding, ending		503,628	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,084,439
Cost of units redeemed/account charges			(520,516)
Net investment income (loss)			5,340
Net realized gain (loss)			2,908
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,591)
Net assets			$547,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	504	$548	1.25%	4.7%	12/31/2024	$1.10	0	$0	1.00%	5.0%	12/31/2024	$1.10	0	$0	0.75%	5.2%
12/31/2023	1.04	0	0	1.25%	9.7%	12/31/2023	1.04	0	0	1.00%	10.0%	12/31/2023	1.05	0	0	0.75%	10.2%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	5.5%	12/31/2024	$1.12	0	$0	0.25%	5.8%	12/31/2024	$1.13	0	$0	0.00%	6.0%
12/31/2023	1.05	0	0	0.50%	10.5%	12/31/2023	1.06	0	0	0.25%	10.8%	12/31/2023	1.06	0	0	0.00%	11.1%
12/31/2022	0.95	0	0	0.50%	-4.7%	12/31/2022	0.95	0	0	0.25%	-4.5%	12/31/2022	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2020 Lifetime Port R6 Class - 06-3H4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,879
Cost of units redeemed/account charges			(48,583)
Net investment income (loss)			1,749
Net realized gain (loss)			1,844
Realized gain distributions			4,111
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	1.25%	5.9%	12/31/2024	$1.30	0	$0	1.00%	6.2%	12/31/2024	$1.32	0	$0	0.75%	6.4%
12/31/2023	1.21	0	0	1.25%	9.8%	12/31/2023	1.23	0	0	1.00%	10.0%	12/31/2023	1.24	0	0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-14.9%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.13	0	0	0.75%	-14.5%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.8%
12/31/2020	1.20	37	44	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	6.7%	12/31/2024	$1.36	0	$0	0.25%	7.0%	12/31/2024	$1.39	0	$0	0.00%	7.2%
12/31/2023	1.26	0	0	0.50%	10.6%	12/31/2023	1.28	0	0	0.25%	10.9%	12/31/2023	1.29	0	0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-14.3%	12/31/2022	1.15	0	0	0.25%	-14.1%	12/31/2022	1.16	0	0	0.00%	-13.8%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.6%
12/31/2020	1.22	0	0	0.50%	10.4%	12/31/2020	1.23	0	0	0.25%	10.7%	12/31/2020	1.23	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2025 Life Port R6 Class - 06-3H6 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$94,611
Cost of units redeemed/account charges			(118,473)
Net investment income (loss)			2,218
Net realized gain (loss)			13,060
Realized gain distributions			8,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	1.25%	6.8%	12/31/2024	$1.35	0	$0	1.00%	7.0%	12/31/2024	$1.37	0	$0	0.75%	7.3%
12/31/2023	1.25	0	0	1.25%	10.7%	12/31/2023	1.26	0	0	1.00%	11.0%	12/31/2023	1.28	0	0	0.75%	11.3%
12/31/2022	1.13	0	0	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.2%	12/31/2022	1.15	0	0	0.75%	-16.0%
12/31/2021	1.35	0	0	1.25%	10.6%	12/31/2021	1.36	0	0	1.00%	10.9%	12/31/2021	1.37	0	0	0.75%	11.2%
12/31/2020	1.22	75	92	1.25%	11.6%	12/31/2020	1.23	0	0	1.00%	11.9%	12/31/2020	1.23	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	7.6%	12/31/2024	$1.42	0	$0	0.25%	7.8%	12/31/2024	$1.44	0	$0	0.00%	8.1%
12/31/2023	1.30	0	0	0.50%	11.6%	12/31/2023	1.32	0	0	0.25%	11.8%	12/31/2023	1.33	0	0	0.00%	12.1%
12/31/2022	1.16	0	0	0.50%	-15.8%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.38	0	0	0.50%	11.5%	12/31/2021	1.39	0	0	0.25%	11.7%	12/31/2021	1.41	0	0	0.00%	12.0%
12/31/2020	1.24	0	0	0.50%	12.4%	12/31/2020	1.25	0	0	0.25%	12.7%	12/31/2020	1.26	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2030 Life Port R6 Class - 06-3H7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$143,820
Cost of units redeemed/account charges			(185,028)
Net investment income (loss)			2,527
Net realized gain (loss)			26,504
Realized gain distributions			12,177
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	1.25%	8.4%	12/31/2024	$1.41	0	$0	1.00%	8.6%	12/31/2024	$1.44	0	$0	0.75%	8.9%
12/31/2023	1.29	0	0	1.25%	12.4%	12/31/2023	1.30	0	0	1.00%	12.7%	12/31/2023	1.32	0	0	0.75%	13.0%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.16	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.7%	12/31/2021	1.40	0	0	1.00%	13.0%	12/31/2021	1.42	0	0	0.75%	13.3%
12/31/2020	1.24	122	151	1.25%	13.0%	12/31/2020	1.24	0	0	1.00%	13.2%	12/31/2020	1.25	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	9.2%	12/31/2024	$1.48	0	$0	0.25%	9.5%	12/31/2024	$1.51	0	$0	0.00%	9.7%
12/31/2023	1.34	0	0	0.50%	13.3%	12/31/2023	1.36	0	0	0.25%	13.5%	12/31/2023	1.37	0	0	0.00%	13.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.19	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.6%	12/31/2021	1.44	0	0	0.25%	13.8%	12/31/2021	1.45	0	0	0.00%	14.1%
12/31/2020	1.26	0	0	0.50%	13.8%	12/31/2020	1.26	0	0	0.25%	14.1%	12/31/2020	1.27	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2035 Lifetime Port R6 Class - 06-3H9 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$366,203
Cost of units redeemed/account charges			(500,868)
Net investment income (loss)			8,489
Net realized gain (loss)			80,343
Realized gain distributions			45,833
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	1.25%	9.8%	12/31/2024	$1.48	0	$0	1.00%	10.1%	12/31/2024	$1.50	0	$0	0.75%	10.4%
12/31/2023	1.32	0	0	1.25%	14.1%	12/31/2023	1.34	0	0	1.00%	14.4%	12/31/2023	1.36	0	0	0.75%	14.7%
12/31/2022	1.16	0	0	1.25%	-18.7%	12/31/2022	1.17	0	0	1.00%	-18.5%	12/31/2022	1.19	0	0	0.75%	-18.3%
12/31/2021	1.43	0	0	1.25%	14.5%	12/31/2021	1.44	0	0	1.00%	14.8%	12/31/2021	1.45	0	0	0.75%	15.1%
12/31/2020	1.25	344	429	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	10.7%	12/31/2024	$1.55	0	$0	0.25%	11.0%	12/31/2024	$1.57	0	$0	0.00%	11.2%
12/31/2023	1.38	0	0	0.50%	14.9%	12/31/2023	1.40	0	0	0.25%	15.2%	12/31/2023	1.41	0	0	0.00%	15.5%
12/31/2022	1.20	0	0	0.50%	-18.1%	12/31/2022	1.21	0	0	0.25%	-17.9%	12/31/2022	1.22	0	0	0.00%	-17.7%
12/31/2021	1.46	0	0	0.50%	15.4%	12/31/2021	1.48	0	0	0.25%	15.7%	12/31/2021	1.49	0	0	0.00%	15.9%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.28	0	0	0.25%	15.1%	12/31/2020	1.28	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2045 Life Port R6 Class - 06-3HF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$264,536
Cost of units redeemed/account charges			(367,278)
Net investment income (loss)			4,760
Net realized gain (loss)			67,716
Realized gain distributions			30,266
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	13.1%	12/31/2024	$1.59	0	$0	1.00%	13.4%	12/31/2024	$1.62	0	$0	0.75%	13.7%
12/31/2023	1.39	0	0	1.25%	16.5%	12/31/2023	1.41	0	0	1.00%	16.8%	12/31/2023	1.42	0	0	0.75%	17.1%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	239	301	1.25%	14.8%	12/31/2020	1.26	0	0	1.00%	15.1%	12/31/2020	1.27	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	13.9%	12/31/2024	$1.67	0	$0	0.25%	14.2%	12/31/2024	$1.70	0	$0	0.00%	14.5%
12/31/2023	1.44	0	0	0.50%	17.4%	12/31/2023	1.46	0	0	0.25%	17.7%	12/31/2023	1.48	0	0	0.00%	18.0%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2050 Lifetime Port R6 Class - 06-3HG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$97,122
Cost of units redeemed/account charges			(127,022)
Net investment income (loss)			1,674
Net realized gain (loss)			18,847
Realized gain distributions			9,379
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	1.25%	14.0%	12/31/2024	$1.61	0	$0	1.00%	14.3%	12/31/2024	$1.64	0	$0	0.75%	14.6%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	66	83	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	14.9%	12/31/2024	$1.69	0	$0	0.25%	15.1%	12/31/2024	$1.72	0	$0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.8%	12/31/2023	1.47	0	0	0.25%	18.1%	12/31/2023	1.49	0	0	0.00%	18.4%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.1%	12/31/2022	1.26	0	0	0.00%	-17.9%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2055 Lifetime Port R6 Class - 06-3HH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,621
Cost of units redeemed/account charges			(56,279)
Net investment income (loss)			296
Net realized gain (loss)			10,940
Realized gain distributions			2,422
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	1.25%	14.0%	12/31/2024	$1.61	0	$0	1.00%	14.3%	12/31/2024	$1.64	0	$0	0.75%	14.6%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	35	45	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	14.8%	12/31/2024	$1.69	0	$0	0.25%	15.1%	12/31/2024	$1.72	0	$0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.9%	12/31/2023	1.47	0	0	0.25%	18.2%	12/31/2023	1.49	0	0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2060 Lifetime Port R6 Class - 06-3HJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,985
Cost of units redeemed/account charges			(53,781)
Net investment income (loss)			359
Net realized gain (loss)			8,679
Realized gain distributions			1,758
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	1.25%	13.9%	12/31/2024	$1.61	0	$0	1.00%	14.2%	12/31/2024	$1.64	0	$0	0.75%	14.5%
12/31/2023	1.39	0	0	1.25%	17.0%	12/31/2023	1.41	0	0	1.00%	17.3%	12/31/2023	1.43	0	0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	25	32	1.25%	14.6%	12/31/2020	1.26	0	0	1.00%	14.9%	12/31/2020	1.27	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	14.8%	12/31/2024	$1.69	0	$0	0.25%	15.1%	12/31/2024	$1.72	0	$0	0.00%	15.4%
12/31/2023	1.45	0	0	0.50%	17.9%	12/31/2023	1.47	0	0	0.25%	18.2%	12/31/2023	1.49	0	0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.5%
12/31/2020	1.28	0	0	0.50%	15.5%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Bond Fund R6 Class - 06-3HM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,262,973	$4,407,847	317,894
Receivables: investments sold	-
Payables: investments purchased	(22,267)
Net assets	$4,240,706

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,240,706	4,071,678	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$4,240,706	4,071,678

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$110,398
Mortality & expense charges			(30,471)
Net investment income (loss)			79,927

Gain (loss) on investments:
Net realized gain (loss)			(17,422)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(57,413)
Net gain (loss)			(74,835)

Increase (decrease) in net assets from operations			$5,092

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$79,927	$61,061
Net realized gain (loss)		(17,422)	(79,705)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(57,413)	116,951

Increase (decrease) in net assets from operations		5,092	98,307

Contract owner transactions:
Proceeds from units sold		2,466,447	1,107,427
Cost of units redeemed		(450,455)	(674,170)
Account charges		(8,753)	(7,426)
Increase (decrease)		2,007,239	425,831
Net increase (decrease)		2,012,331	524,138
Net assets, beginning		2,228,375	1,704,237
Net assets, ending		$4,240,706	$2,228,375

Units sold		2,367,495	1,153,543
Units redeemed		(462,380)	(732,475)
Net increase (decrease)		1,905,115	421,068
Units outstanding, beginning		2,166,563	1,745,495
Units outstanding, ending		4,071,678	2,166,563

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,931,879
Cost of units redeemed/account charges			(1,594,463)
Net investment income (loss)			183,073
Net realized gain (loss)			(141,024)
Realized gain distributions			6,115
Net change in unrealized appreciation (depreciation)			(144,874)
Net assets			$4,240,706

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	4,072	$4,241	1.25%	1.3%	12/31/2024	$1.06	0	$0	1.00%	1.5%	12/31/2024	$1.08	0	$0	0.75%	1.8%
12/31/2023	1.03	2,167	2,228	1.25%	5.3%	12/31/2023	1.04	0	0	1.00%	5.6%	12/31/2023	1.06	0	0	0.75%	5.9%
12/31/2022	0.98	1,745	1,704	1.25%	-15.4%	12/31/2022	0.99	0	0	1.00%	-15.2%	12/31/2022	1.00	0	0	0.75%	-15.0%
12/31/2021	1.15	886	1,024	1.25%	-1.3%	12/31/2021	1.16	0	0	1.00%	-1.1%	12/31/2021	1.17	0	0	0.75%	-0.8%
12/31/2020	1.17	21	25	1.25%	8.0%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	2.0%	12/31/2024	$1.11	0	$0	0.25%	2.3%	12/31/2024	$1.13	0	$0	0.00%	2.5%
12/31/2023	1.07	0	0	0.50%	6.1%	12/31/2023	1.09	0	0	0.25%	6.4%	12/31/2023	1.10	0	0	0.00%	6.7%
12/31/2022	1.01	0	0	0.50%	-14.8%	12/31/2022	1.02	0	0	0.25%	-14.6%	12/31/2022	1.03	0	0	0.00%	-14.4%
12/31/2021	1.18	0	0	0.50%	-0.6%	12/31/2021	1.19	0	0	0.25%	-0.3%	12/31/2021	1.20	0	0	0.00%	-0.1%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	4.4%
2022	3.6%
2021	2.5%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2040 Life Port R6 Class - 06-3J3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(247,603)
Net investment income (loss)			2,809
Net realized gain (loss)			35,525
Realized gain distributions			19,615
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	1.25%	11.6%	12/31/2024	$1.54	0	$0	1.00%	11.9%	12/31/2024	$1.57	0	$0	0.75%	12.2%
12/31/2023	1.36	0	0	1.25%	15.4%	12/31/2023	1.38	0	0	1.00%	15.7%	12/31/2023	1.40	0	0	0.75%	16.0%
12/31/2022	1.18	0	0	1.25%	-19.0%	12/31/2022	1.19	0	0	1.00%	-18.8%	12/31/2022	1.21	0	0	0.75%	-18.6%
12/31/2021	1.46	0	0	1.25%	16.1%	12/31/2021	1.47	0	0	1.00%	16.4%	12/31/2021	1.48	0	0	0.75%	16.7%
12/31/2020	1.26	103	129	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	12.5%	12/31/2024	$1.62	0	$0	0.25%	12.7%	12/31/2024	$1.65	0	$0	0.00%	13.0%
12/31/2023	1.42	0	0	0.50%	16.2%	12/31/2023	1.44	0	0	0.25%	16.5%	12/31/2023	1.46	0	0	0.00%	16.8%
12/31/2022	1.22	0	0	0.50%	-18.4%	12/31/2022	1.23	0	0	0.25%	-18.2%	12/31/2022	1.25	0	0	0.00%	-18.0%
12/31/2021	1.49	0	0	0.50%	17.0%	12/31/2021	1.51	0	0	0.25%	17.3%	12/31/2021	1.52	0	0	0.00%	17.6%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	1.25%	17.1%	12/31/2024	$1.90	0	$0	1.00%	17.3%	12/31/2024	$1.92	0	$0	0.75%	17.6%
12/31/2023	1.60	0	0	1.25%	28.0%	12/31/2023	1.62	0	0	1.00%	28.3%	12/31/2023	1.63	0	0	0.75%	28.6%
12/31/2022	1.25	0	0	1.25%	-30.4%	12/31/2022	1.26	0	0	1.00%	-30.2%	12/31/2022	1.27	0	0	0.75%	-30.0%
12/31/2021	1.79	0	0	1.25%	18.2%	12/31/2021	1.80	0	0	1.00%	18.5%	12/31/2021	1.82	0	0	0.75%	18.8%
12/31/2020	1.52	0	0	1.25%	34.2%	12/31/2020	1.52	0	0	1.00%	34.5%	12/31/2020	1.53	0	0	0.75%	34.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	0	$0	0.50%	17.9%	12/31/2024	$1.98	0	$0	0.25%	18.2%	12/31/2024	$2.01	0	$0	0.00%	18.5%
12/31/2023	1.65	0	0	0.50%	29.0%	12/31/2023	1.67	0	0	0.25%	29.3%	12/31/2023	1.69	0	0	0.00%	29.6%
12/31/2022	1.28	0	0	0.50%	-29.9%	12/31/2022	1.30	0	0	0.25%	-29.7%	12/31/2022	1.31	0	0	0.00%	-29.5%
12/31/2021	1.83	0	0	0.50%	19.1%	12/31/2021	1.84	0	0	0.25%	19.4%	12/31/2021	1.85	0	0	0.00%	19.7%
12/31/2020	1.54	0	0	0.50%	35.2%	12/31/2020	1.54	0	0	0.25%	35.5%	12/31/2020	1.55	0	0	0.00%	35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.03
Band 100	-	-	2.06
Band 75	-	-	2.09
Band 50	-	-	2.12
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	1.25%	19.9%	12/31/2024	$2.06	0	$0	1.00%	20.2%	12/31/2024	$2.09	0	$0	0.75%	20.5%
12/31/2023	1.70	0	0	1.25%	31.0%	12/31/2023	1.72	0	0	1.00%	31.3%	12/31/2023	1.74	0	0	0.75%	31.7%
12/31/2022	1.29	0	0	1.25%	-25.5%	12/31/2022	1.31	0	0	1.00%	-25.3%	12/31/2022	1.32	0	0	0.75%	-25.1%
12/31/2021	1.74	0	0	1.25%	28.1%	12/31/2021	1.75	0	0	1.00%	28.4%	12/31/2021	1.76	0	0	0.75%	28.7%
12/31/2020	1.36	0	0	1.25%	19.5%	12/31/2020	1.36	0	0	1.00%	19.8%	12/31/2020	1.37	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	0.50%	20.8%	12/31/2024	$2.15	0	$0	0.25%	21.1%	12/31/2024	$2.19	0	$0	0.00%	21.4%
12/31/2023	1.76	0	0	0.50%	32.0%	12/31/2023	1.78	0	0	0.25%	32.3%	12/31/2023	1.80	0	0	0.00%	32.7%
12/31/2022	1.33	0	0	0.50%	-24.9%	12/31/2022	1.34	0	0	0.25%	-24.7%	12/31/2022	1.36	0	0	0.00%	-24.5%
12/31/2021	1.77	0	0	0.50%	29.0%	12/31/2021	1.79	0	0	0.25%	29.3%	12/31/2021	1.80	0	0	0.00%	29.7%
12/31/2020	1.37	0	0	0.50%	20.4%	12/31/2020	1.38	0	0	0.25%	20.7%	12/31/2020	1.39	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG International Equity Fund R6 Class - 06-3X6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,135	$6,186	444
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$6,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,137	4,902	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$6,137	4,902

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$197
Mortality & expense charges			(58)
Net investment income (loss)			139

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(106)
Net gain (loss)			(102)

Increase (decrease) in net assets from operations			$37

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$139	$47
Net realized gain (loss)		4	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(106)	55

Increase (decrease) in net assets from operations		37	102

Contract owner transactions:
Proceeds from units sold		3,205	2,793
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		3,205	2,793
Net increase (decrease)		3,242	2,895
Net assets, beginning		2,895	-
Net assets, ending		$6,137	$2,895

Units sold		2,512	2,390
Units redeemed		-	-
Net increase (decrease)		2,512	2,390
Units outstanding, beginning		2,390	-
Units outstanding, ending		4,902	2,390

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,998
Cost of units redeemed/account charges			-
Net investment income (loss)			186
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(51)
Net assets			$6,137

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	5	$6	1.25%	3.4%	12/31/2024	$1.27	0	$0	1.00%	3.6%	12/31/2024	$1.29	0	$0	0.75%	3.9%
12/31/2023	1.21	2	3	1.25%	10.6%	12/31/2023	1.23	0	0	1.00%	10.9%	12/31/2023	1.24	0	0	0.75%	11.2%
12/31/2022	1.10	0	0	1.25%	-19.8%	12/31/2022	1.10	0	0	1.00%	-19.6%	12/31/2022	1.11	0	0	0.75%	-19.4%
12/31/2021	1.37	0	0	1.25%	-2.2%	12/31/2021	1.37	0	0	1.00%	-2.0%	12/31/2021	1.38	0	0	0.75%	-1.7%
12/31/2020	1.40	0	0	1.25%	23.8%	12/31/2020	1.40	0	0	1.00%	24.1%	12/31/2020	1.41	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	4.1%	12/31/2024	$1.32	0	$0	0.25%	4.4%	12/31/2024	$1.34	0	$0	0.00%	4.7%
12/31/2023	1.25	0	0	0.50%	11.4%	12/31/2023	1.27	0	0	0.25%	11.7%	12/31/2023	1.28	0	0	0.00%	12.0%
12/31/2022	1.12	0	0	0.50%	-19.2%	12/31/2022	1.14	0	0	0.25%	-19.0%	12/31/2022	1.15	0	0	0.00%	-18.8%
12/31/2021	1.39	0	0	0.50%	-1.5%	12/31/2021	1.40	0	0	0.25%	-1.2%	12/31/2021	1.41	0	0	0.00%	-1.0%
12/31/2020	1.41	0	0	0.50%	24.7%	12/31/2020	1.42	0	0	0.25%	25.0%	12/31/2020	1.42	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	0.8%	12/31/2024	$1.03	0	$0	1.00%	1.0%	12/31/2024	$1.04	0	$0	0.75%	1.3%
12/31/2023	1.00	0	0	1.25%	4.9%	12/31/2023	1.01	0	0	1.00%	5.1%	12/31/2023	1.03	0	0	0.75%	5.4%
12/31/2022	0.96	0	0	1.25%	-15.1%	12/31/2022	0.97	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.13	0	0	1.25%	-2.3%	12/31/2021	1.13	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.15	0	0	1.25%	7.5%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.5%	12/31/2024	$1.07	0	$0	0.25%	1.8%	12/31/2024	$1.09	0	$0	0.00%	2.1%
12/31/2023	1.04	0	0	0.50%	5.7%	12/31/2023	1.05	0	0	0.25%	5.9%	12/31/2023	1.07	0	0	0.00%	6.2%
12/31/2022	0.98	0	0	0.50%	-14.4%	12/31/2022	0.99	0	0	0.25%	-14.2%	12/31/2022	1.00	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.6%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.1%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.17	0	0	0.25%	8.6%	12/31/2020	1.18	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,363	$5,318	235
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$5,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,365	2,803	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.00
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$5,365	2,803

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20
Mortality & expense charges			(45)
Net investment income (loss)			(25)

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			457
Net change in unrealized appreciation (depreciation)			(69)
Net gain (loss)			395

Increase (decrease) in net assets from operations			$370

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25)	$8
Net realized gain (loss)		7	-
Realized gain distributions		457	-
Net change in unrealized appreciation (depreciation)		(69)	114

Increase (decrease) in net assets from operations		370	122

Contract owner transactions:
Proceeds from units sold		3,277	1,601
Cost of units redeemed		-	1
Account charges		(5)	(1)
Increase (decrease)		3,272	1,601
Net increase (decrease)		3,642	1,723
Net assets, beginning		1,723	-
Net assets, ending		$5,365	$1,723

Units sold		1,764	1,041
Units redeemed		(2)	-
Net increase (decrease)		1,762	1,041
Units outstanding, beginning		1,041	-
Units outstanding, ending		2,803	1,041

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,878
Cost of units redeemed/account charges			(5)
Net investment income (loss)			(17)
Net realized gain (loss)			7
Realized gain distributions			457
Net change in unrealized appreciation (depreciation)			45
Net assets			$5,365

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	3	$5	1.25%	15.7%	12/31/2024	$1.94	0	$0	1.00%	16.0%	12/31/2024	$1.97	0	$0	0.75%	16.3%
12/31/2023	1.65	1	2	1.25%	20.2%	12/31/2023	1.67	0	0	1.00%	20.5%	12/31/2023	1.69	0	0	0.75%	20.8%
12/31/2022	1.38	0	0	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	0	0	1.25%	28.6%	12/31/2021	1.74	0	0	1.00%	29.0%	12/31/2021	1.76	0	0	0.75%	29.3%
12/31/2020	1.35	0	0	1.25%	17.2%	12/31/2020	1.35	0	0	1.00%	17.5%	12/31/2020	1.36	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	0	$0	0.50%	16.6%	12/31/2024	$2.02	0	$0	0.25%	16.9%	12/31/2024	$2.05	0	$0	0.00%	17.1%
12/31/2023	1.71	0	0	0.50%	21.1%	12/31/2023	1.73	0	0	0.25%	21.4%	12/31/2023	1.75	0	0	0.00%	21.7%
12/31/2022	1.41	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.44	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	29.6%	12/31/2021	1.78	0	0	0.25%	29.9%	12/31/2021	1.79	0	0	0.00%	30.2%
12/31/2020	1.36	0	0	0.50%	18.1%	12/31/2020	1.37	0	0	0.25%	18.3%	12/31/2020	1.37	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	52
Cost of units redeemed		-	(52)
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	55
Units redeemed		-	(55)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$52
Cost of units redeemed/account charges			(52)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	1.8%	12/31/2024	$1.01	0	$0	1.00%	2.0%	12/31/2024	$1.02	0	$0	0.75%	2.3%
12/31/2023	0.98	0	0	1.25%	4.0%	12/31/2023	0.99	0	0	1.00%	4.3%	12/31/2023	1.00	0	0	0.75%	4.5%
12/31/2022	0.94	0	0	1.25%	-9.7%	12/31/2022	0.95	0	0	1.00%	-9.4%	12/31/2022	0.96	0	0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	-3.1%	12/31/2021	1.05	0	0	1.00%	-2.8%	12/31/2021	1.06	0	0	0.75%	-2.6%
12/31/2020	1.07	0	0	1.25%	5.3%	12/31/2020	1.08	0	0	1.00%	5.5%	12/31/2020	1.08	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	2.5%	12/31/2024	$1.05	0	$0	0.25%	2.8%	12/31/2024	$1.07	0	$0	0.00%	3.1%
12/31/2023	1.01	0	0	0.50%	4.8%	12/31/2023	1.03	0	0	0.25%	5.1%	12/31/2023	1.04	0	0	0.00%	5.3%
12/31/2022	0.97	0	0	0.50%	-9.0%	12/31/2022	0.98	0	0	0.25%	-8.8%	12/31/2022	0.98	0	0	0.00%	-8.5%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.1%	12/31/2021	1.08	0	0	0.00%	-1.8%
12/31/2020	1.09	0	0	0.50%	6.1%	12/31/2020	1.09	0	0	0.25%	6.3%	12/31/2020	1.10	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Balanced Fund R6 Class - 06-3TF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$446,331	$379,837	15,624
Receivables: investments sold	368
Payables: investments purchased	-
Net assets	$446,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,699	268,766	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$446,699	268,766

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,038
Mortality & expense charges			(5,091)
Net investment income (loss)			2,947

Gain (loss) on investments:
Net realized gain (loss)			665
Realized gain distributions			9,486
Net change in unrealized appreciation (depreciation)			32,375
Net gain (loss)			42,526

Increase (decrease) in net assets from operations			$45,473

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,947	$2,741
Net realized gain (loss)		665	663
Realized gain distributions		9,486	-
Net change in unrealized appreciation (depreciation)		32,375	34,119

Increase (decrease) in net assets from operations		45,473	37,523

Contract owner transactions:
Proceeds from units sold		46,442	329,217
Cost of units redeemed		-	(11,948)
Account charges		-	(8)
Increase (decrease)		46,442	317,261
Net increase (decrease)		91,915	354,784
Net assets, beginning		354,784	-
Net assets, ending		$446,699	$354,784

Units sold		29,014	248,355
Units redeemed		-	(8,603)
Net increase (decrease)		29,014	239,752
Units outstanding, beginning		239,752	-
Units outstanding, ending		268,766	239,752

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$375,659
Cost of units redeemed/account charges			(11,956)
Net investment income (loss)			5,688
Net realized gain (loss)			1,328
Realized gain distributions			9,486
Net change in unrealized appreciation (depreciation)			66,494
Net assets			$446,699

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	269	$447	1.25%	12.3%	12/31/2024	$1.69	0	$0	1.00%	12.6%	12/31/2024	$1.71	0	$0	0.75%	12.9%
12/31/2023	1.48	240	355	1.25%	17.3%	12/31/2023	1.50	0	0	1.00%	17.6%	12/31/2023	1.52	0	0	0.75%	17.8%
12/31/2022	1.26	0	0	1.25%	-16.5%	12/31/2022	1.27	0	0	1.00%	-16.3%	12/31/2022	1.29	0	0	0.75%	-16.1%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.8%	12/31/2021	1.53	0	0	0.75%	14.1%
12/31/2020	1.33	0	0	1.25%	15.0%	12/31/2020	1.34	0	0	1.00%	15.3%	12/31/2020	1.34	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	13.2%	12/31/2024	$1.76	0	$0	0.25%	13.4%	12/31/2024	$1.79	0	$0	0.00%	13.7%
12/31/2023	1.54	0	0	0.50%	18.1%	12/31/2023	1.55	0	0	0.25%	18.4%	12/31/2023	1.57	0	0	0.00%	18.7%
12/31/2022	1.30	0	0	0.50%	-15.9%	12/31/2022	1.31	0	0	0.25%	-15.6%	12/31/2022	1.33	0	0	0.00%	-15.4%
12/31/2021	1.54	0	0	0.50%	14.4%	12/31/2021	1.56	0	0	0.25%	14.7%	12/31/2021	1.57	0	0	0.00%	15.0%
12/31/2020	1.35	0	0	0.50%	15.9%	12/31/2020	1.36	0	0	0.25%	16.2%	12/31/2020	1.36	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	3.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Aggressive R6 Class - 06-4FG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,042	$4,870	347
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,040	3,280	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$5,040	3,280

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$89
Mortality & expense charges			(46)
Net investment income (loss)			43

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			59
Net change in unrealized appreciation (depreciation)			265
Net gain (loss)			326

Increase (decrease) in net assets from operations			$369

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43	$32
Net realized gain (loss)		2	-
Realized gain distributions		59	94
Net change in unrealized appreciation (depreciation)		265	(93)

Increase (decrease) in net assets from operations		369	33

Contract owner transactions:
Proceeds from units sold		2,501	2,151
Cost of units redeemed		-	-
Account charges		(8)	(6)
Increase (decrease)		2,493	2,145
Net increase (decrease)		2,862	2,178
Net assets, beginning		2,178	-
Net assets, ending		$5,040	$2,178

Units sold		1,691	1,598
Units redeemed		(5)	(4)
Net increase (decrease)		1,686	1,594
Units outstanding, beginning		1,594	-
Units outstanding, ending		3,280	1,594

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,652
Cost of units redeemed/account charges			(14)
Net investment income (loss)			75
Net realized gain (loss)			2
Realized gain distributions			153
Net change in unrealized appreciation (depreciation)			172
Net assets			$5,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	3	$5	1.25%	12.4%	12/31/2024	$1.56	0	$0	1.00%	12.7%	12/31/2024	$1.58	0	$0	0.75%	13.0%
12/31/2023	1.37	2	2	1.25%	16.4%	12/31/2023	1.38	0	0	1.00%	16.7%	12/31/2023	1.40	0	0	0.75%	17.0%
12/31/2022	1.17	0	0	1.25%	-19.6%	12/31/2022	1.18	0	0	1.00%	-19.4%	12/31/2022	1.19	0	0	0.75%	-19.2%
12/31/2021	1.46	0	0	1.25%	15.3%	12/31/2021	1.47	0	0	1.00%	15.6%	12/31/2021	1.48	0	0	0.75%	15.9%
12/31/2020	1.27	0	0	1.25%	17.9%	12/31/2020	1.27	0	0	1.00%	18.2%	12/31/2020	1.27	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	13.3%	12/31/2024	$1.62	0	$0	0.25%	13.6%	12/31/2024	$1.64	0	$0	0.00%	13.9%
12/31/2023	1.41	0	0	0.50%	17.3%	12/31/2023	1.43	0	0	0.25%	17.6%	12/31/2023	1.44	0	0	0.00%	17.8%
12/31/2022	1.20	0	0	0.50%	-19.0%	12/31/2022	1.21	0	0	0.25%	-18.8%	12/31/2022	1.22	0	0	0.00%	-18.6%
12/31/2021	1.48	0	0	0.50%	16.2%	12/31/2021	1.49	0	0	0.25%	16.5%	12/31/2021	1.50	0	0	0.00%	16.8%
12/31/2020	1.28	0	0	0.50%	18.8%	12/31/2020	1.28	0	0	0.25%	19.1%	12/31/2020	1.29	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	3.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Moderate R6 Class - 06-4F9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,273	$8,753	764
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$9,270

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,270	7,616	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$9,270	7,616

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$323
Mortality & expense charges			(112)
Net investment income (loss)			211

Gain (loss) on investments:
Net realized gain (loss)			57
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			269
Net gain (loss)			326

Increase (decrease) in net assets from operations			$537

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$211	$113
Net realized gain (loss)		57	-
Realized gain distributions		-	120
Net change in unrealized appreciation (depreciation)		269	251

Increase (decrease) in net assets from operations		537	484

Contract owner transactions:
Proceeds from units sold		1,101	16,752
Cost of units redeemed		(1,242)	(8,339)
Account charges		(12)	(11)
Increase (decrease)		(153)	8,402
Net increase (decrease)		384	8,886
Net assets, beginning		8,886	-
Net assets, ending		$9,270	$8,886

Units sold		932	15,401
Units redeemed		(1,080)	(7,637)
Net increase (decrease)		(148)	7,764
Units outstanding, beginning		7,764	-
Units outstanding, ending		7,616	7,764

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,853
Cost of units redeemed/account charges			(9,604)
Net investment income (loss)			324
Net realized gain (loss)			57
Realized gain distributions			120
Net change in unrealized appreciation (depreciation)			520
Net assets			$9,270

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	8	$9	1.25%	6.3%	12/31/2024	$1.23	0	$0	1.00%	6.6%	12/31/2024	$1.25	0	$0	0.75%	6.9%
12/31/2023	1.14	8	9	1.25%	10.2%	12/31/2023	1.16	0	0	1.00%	10.5%	12/31/2023	1.17	0	0	0.75%	10.8%
12/31/2022	1.04	0	0	1.25%	-14.8%	12/31/2022	1.05	0	0	1.00%	-14.6%	12/31/2022	1.06	0	0	0.75%	-14.4%
12/31/2021	1.22	0	0	1.25%	6.6%	12/31/2021	1.23	0	0	1.00%	6.8%	12/31/2021	1.23	0	0	0.75%	7.1%
12/31/2020	1.14	0	0	1.25%	10.9%	12/31/2020	1.15	0	0	1.00%	11.2%	12/31/2020	1.15	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	7.2%	12/31/2024	$1.28	0	$0	0.25%	7.4%	12/31/2024	$1.30	0	$0	0.00%	7.7%
12/31/2023	1.18	0	0	0.50%	11.0%	12/31/2023	1.19	0	0	0.25%	11.3%	12/31/2023	1.21	0	0	0.00%	11.6%
12/31/2022	1.06	0	0	0.50%	-14.2%	12/31/2022	1.07	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.24	0	0	0.50%	7.4%	12/31/2021	1.25	0	0	0.25%	7.6%	12/31/2021	1.25	0	0	0.00%	7.9%
12/31/2020	1.15	0	0	0.50%	11.7%	12/31/2020	1.16	0	0	0.25%	12.0%	12/31/2020	1.16	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Balanced R6 Class - 06-4FC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$379,671	$348,892	28,566
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$379,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,650	285,797	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$379,650	285,797

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,502
Mortality & expense charges			(5,037)
Net investment income (loss)			6,465

Gain (loss) on investments:
Net realized gain (loss)			5,272
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,279
Net gain (loss)			26,551

Increase (decrease) in net assets from operations			$33,016

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,465	$4,628
Net realized gain (loss)		5,272	315
Realized gain distributions		-	9,152
Net change in unrealized appreciation (depreciation)		21,279	9,500

Increase (decrease) in net assets from operations		33,016	23,595

Contract owner transactions:
Proceeds from units sold		46,457	727,086
Cost of units redeemed		(75,244)	(375,147)
Account charges		(78)	(35)
Increase (decrease)		(28,865)	351,904
Net increase (decrease)		4,151	375,499
Net assets, beginning		375,499	-
Net assets, ending		$379,650	$375,499

Units sold		37,945	628,680
Units redeemed		(58,488)	(322,340)
Net increase (decrease)		(20,543)	306,340
Units outstanding, beginning		306,340	-
Units outstanding, ending		285,797	306,340

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$773,543
Cost of units redeemed/account charges			(450,504)
Net investment income (loss)			11,093
Net realized gain (loss)			5,587
Realized gain distributions			9,152
Net change in unrealized appreciation (depreciation)			30,779
Net assets			$379,650

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	286	$380	1.25%	8.4%	12/31/2024	$1.35	0	$0	1.00%	8.6%	12/31/2024	$1.36	0	$0	0.75%	8.9%
12/31/2023	1.23	306	375	1.25%	12.4%	12/31/2023	1.24	0	0	1.00%	12.7%	12/31/2023	1.25	0	0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-17.0%	12/31/2022	1.10	0	0	1.00%	-16.8%	12/31/2022	1.11	0	0	0.75%	-16.6%
12/31/2021	1.31	0	0	1.25%	10.2%	12/31/2021	1.32	0	0	1.00%	10.4%	12/31/2021	1.33	0	0	0.75%	10.7%
12/31/2020	1.19	0	0	1.25%	13.9%	12/31/2020	1.20	0	0	1.00%	14.2%	12/31/2020	1.20	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	9.2%	12/31/2024	$1.40	0	$0	0.25%	9.5%	12/31/2024	$1.42	0	$0	0.00%	9.7%
12/31/2023	1.27	0	0	0.50%	13.3%	12/31/2023	1.28	0	0	0.25%	13.5%	12/31/2023	1.29	0	0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-16.4%	12/31/2022	1.13	0	0	0.25%	-16.2%	12/31/2022	1.13	0	0	0.00%	-16.0%
12/31/2021	1.34	0	0	0.50%	11.0%	12/31/2021	1.34	0	0	0.25%	11.3%	12/31/2021	1.35	0	0	0.00%	11.5%
12/31/2020	1.20	0	0	0.50%	14.8%	12/31/2020	1.21	0	0	0.25%	15.1%	12/31/2020	1.21	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Growth R6 Class - 06-4FF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,992	$64,353	4,995
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$69,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,982	48,461	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$69,982	48,461

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,633
Mortality & expense charges			(1,064)
Net investment income (loss)			569

Gain (loss) on investments:
Net realized gain (loss)			3,181
Realized gain distributions			392
Net change in unrealized appreciation (depreciation)			4,897
Net gain (loss)			8,470

Increase (decrease) in net assets from operations			$9,039

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$569	$1,708
Net realized gain (loss)		3,181	3
Realized gain distributions		392	3,421
Net change in unrealized appreciation (depreciation)		4,897	742

Increase (decrease) in net assets from operations		9,039	5,874

Contract owner transactions:
Proceeds from units sold		4,328	167,377
Cost of units redeemed		(32,707)	(83,843)
Account charges		(65)	(21)
Increase (decrease)		(28,444)	83,513
Net increase (decrease)		(19,405)	89,387
Net assets, beginning		89,387	-
Net assets, ending		$69,982	$89,387

Units sold		3,093	136,472
Units redeemed		(23,100)	(68,004)
Net increase (decrease)		(20,007)	68,468
Units outstanding, beginning		68,468	-
Units outstanding, ending		48,461	68,468

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$171,705
Cost of units redeemed/account charges			(116,636)
Net investment income (loss)			2,277
Net realized gain (loss)			3,184
Realized gain distributions			3,813
Net change in unrealized appreciation (depreciation)			5,639
Net assets			$69,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	48	$70	1.25%	10.6%	12/31/2024	$1.46	0	$0	1.00%	10.9%	12/31/2024	$1.48	0	$0	0.75%	11.2%
12/31/2023	1.31	68	89	1.25%	14.8%	12/31/2023	1.32	0	0	1.00%	15.1%	12/31/2023	1.33	0	0	0.75%	15.4%
12/31/2022	1.14	0	0	1.25%	-18.3%	12/31/2022	1.15	0	0	1.00%	-18.1%	12/31/2022	1.16	0	0	0.75%	-17.9%
12/31/2021	1.39	0	0	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.2%	12/31/2021	1.41	0	0	0.75%	13.5%
12/31/2020	1.23	0	0	1.25%	16.2%	12/31/2020	1.24	0	0	1.00%	16.5%	12/31/2020	1.24	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	11.5%	12/31/2024	$1.52	0	$0	0.25%	11.7%	12/31/2024	$1.54	0	$0	0.00%	12.0%
12/31/2023	1.35	0	0	0.50%	15.7%	12/31/2023	1.36	0	0	0.25%	16.0%	12/31/2023	1.38	0	0	0.00%	16.2%
12/31/2022	1.16	0	0	0.50%	-17.7%	12/31/2022	1.17	0	0	0.25%	-17.5%	12/31/2022	1.18	0	0	0.00%	-17.3%
12/31/2021	1.42	0	0	0.50%	13.8%	12/31/2021	1.42	0	0	0.25%	14.0%	12/31/2021	1.43	0	0	0.00%	14.3%
12/31/2020	1.24	0	0	0.50%	17.1%	12/31/2020	1.25	0	0	0.25%	17.4%	12/31/2020	1.25	0	0	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	4.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Disc Val Mid Cap R6 Class - 06-4TN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$415,517	$422,533	15,545
Receivables: investments sold	3,287
Payables: investments purchased	-
Net assets	$418,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,804	328,242	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$418,804	328,242

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,800
Mortality & expense charges			(4,126)
Net investment income (loss)			(326)

Gain (loss) on investments:
Net realized gain (loss)			1,838
Realized gain distributions			41,179
Net change in unrealized appreciation (depreciation)			(19,362)
Net gain (loss)			23,655

Increase (decrease) in net assets from operations			$23,329

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(326)	$669
Net realized gain (loss)		1,838	(11)
Realized gain distributions		41,179	5,401
Net change in unrealized appreciation (depreciation)		(19,362)	14,340

Increase (decrease) in net assets from operations		23,329	20,399

Contract owner transactions:
Proceeds from units sold		228,520	132,402
Cost of units redeemed		(16,768)	(2,793)
Account charges		(173)	(61)
Increase (decrease)		211,579	129,548
Net increase (decrease)		234,908	149,947
Net assets, beginning		183,896	33,949
Net assets, ending		$418,804	$183,896

Units sold		184,491	126,410
Units redeemed		(13,431)	(2,691)
Net increase (decrease)		171,060	123,719
Units outstanding, beginning		157,182	33,463
Units outstanding, ending		328,242	157,182

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$422,873
Cost of units redeemed/account charges			(47,253)
Net investment income (loss)			460
Net realized gain (loss)			1,805
Realized gain distributions			47,935
Net change in unrealized appreciation (depreciation)			(7,016)
Net assets			$418,804

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	328	$419	1.25%	9.1%	12/31/2024	$1.29	0	$0	1.00%	9.3%	12/31/2024	$1.30	0	$0	0.75%	9.6%
12/31/2023	1.17	157	184	1.25%	15.3%	12/31/2023	1.18	0	0	1.00%	15.6%	12/31/2023	1.19	0	0	0.75%	15.9%
12/31/2022	1.01	33	34	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.02	0	0	0.75%	-7.7%
12/31/2021	1.10	0	0	1.25%	10.4%	12/31/2021	1.11	0	0	1.00%	10.6%	12/31/2021	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	9.9%	12/31/2024	$1.33	0	$0	0.25%	10.2%	12/31/2024	$1.34	0	$0	0.00%	10.4%
12/31/2023	1.19	0	0	0.50%	16.2%	12/31/2023	1.20	0	0	0.25%	16.5%	12/31/2023	1.21	0	0	0.00%	16.8%
12/31/2022	1.03	0	0	0.50%	-7.4%	12/31/2022	1.03	0	0	0.25%	-7.2%	12/31/2022	1.04	0	0	0.00%	-7.0%
12/31/2021	1.11	0	0	0.50%	11.1%	12/31/2021	1.11	0	0	0.25%	11.3%	12/31/2021	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.7%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Intl Growth R6 Class - 06-64P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,390	$268,493	10,475
Receivables: investments sold	-
Payables: investments purchased	(5,883)
Net assets	$284,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$284,507	325,123	$0.88
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$284,507	325,123

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,493
Mortality & expense charges			(3,163)
Net investment income (loss)			(670)

Gain (loss) on investments:
Net realized gain (loss)			2,209
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,481
Net gain (loss)			20,690

Increase (decrease) in net assets from operations			$20,020

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(670)	$4,457
Net realized gain (loss)		2,209	(71)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,481	3,416

Increase (decrease) in net assets from operations		20,020	7,802

Contract owner transactions:
Proceeds from units sold		93,128	192,004
Cost of units redeemed		(25,820)	(2,360)
Account charges		(126)	(141)
Increase (decrease)		67,182	189,503
Net increase (decrease)		87,202	197,305
Net assets, beginning		197,305	-
Net assets, ending		$284,507	$197,305

Units sold		112,096	250,088
Units redeemed		(33,729)	(3,332)
Net increase (decrease)		78,367	246,756
Units outstanding, beginning		246,756	-
Units outstanding, ending		325,123	246,756

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$285,132
Cost of units redeemed/account charges			(28,447)
Net investment income (loss)			3,787
Net realized gain (loss)			2,138
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,897
Net assets			$284,507

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.88	325	$285	1.25%	9.4%	12/31/2024	$0.88	0	$0	1.00%	9.7%	12/31/2024	$0.89	0	$0	0.75%	10.0%
12/31/2023	0.80	247	197	1.25%	11.6%	12/31/2023	0.80	0	0	1.00%	11.9%	12/31/2023	0.81	0	0	0.75%	12.2%
12/31/2022	0.72	0	0	1.25%	-27.6%	12/31/2022	0.72	0	0	1.00%	-27.4%	12/31/2022	0.72	0	0	0.75%	-27.2%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	10.3%	12/31/2024	$0.90	0	$0	0.25%	10.5%	12/31/2024	$0.91	0	$0	0.00%	10.8%
12/31/2023	0.81	0	0	0.50%	12.5%	12/31/2023	0.82	0	0	0.25%	12.7%	12/31/2023	0.82	0	0	0.00%	13.0%
12/31/2022	0.72	0	0	0.50%	-27.0%	12/31/2022	0.72	0	0	0.25%	-26.9%	12/31/2022	0.73	0	0	0.00%	-26.7%
12/31/2021	0.99	0	0	0.50%	-0.9%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2010 Lifetime Port R6 Class - 06-3GN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$240
Cost of units redeemed/account charges			(298)
Net investment income (loss)			10
Net realized gain (loss)			24
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	1.25%	5.0%	12/31/2024	$1.26	0	$0	1.00%	5.2%	12/31/2024	$1.28	0	$0	0.75%	5.5%
12/31/2023	1.18	0	0	1.25%	8.6%	12/31/2023	1.19	0	0	1.00%	8.8%	12/31/2023	1.21	0	0	0.75%	9.1%
12/31/2022	1.09	0	0	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.11	0	0	0.75%	-12.3%
12/31/2021	1.24	0	0	1.25%	5.8%	12/31/2021	1.26	0	0	1.00%	6.0%	12/31/2021	1.27	0	0	0.75%	6.3%
12/31/2020	1.18	0	0	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.19	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	5.8%	12/31/2024	$1.32	0	$0	0.25%	6.0%	12/31/2024	$1.34	0	$0	0.00%	6.3%
12/31/2023	1.23	0	0	0.50%	9.4%	12/31/2023	1.24	0	0	0.25%	9.6%	12/31/2023	1.26	0	0	0.00%	9.9%
12/31/2022	1.12	0	0	0.50%	-12.1%	12/31/2022	1.13	0	0	0.25%	-11.9%	12/31/2022	1.15	0	0	0.00%	-11.7%
12/31/2021	1.28	0	0	0.50%	6.6%	12/31/2021	1.29	0	0	0.25%	6.8%	12/31/2021	1.30	0	0	0.00%	7.1%
12/31/2020	1.20	0	0	0.50%	8.7%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2015 Life Port R6 Class - 06-3H3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,701
Cost of units redeemed/account charges			(11,175)
Net investment income (loss)			142
Net realized gain (loss)			833
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	5.5%	12/31/2024	$1.28	0	$0	1.00%	5.7%	12/31/2024	$1.30	0	$0	0.75%	6.0%
12/31/2023	1.19	0	0	1.25%	9.3%	12/31/2023	1.21	0	0	1.00%	9.6%	12/31/2023	1.22	0	0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-13.9%	12/31/2022	1.10	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.27	0	0	1.25%	7.0%	12/31/2021	1.28	0	0	1.00%	7.3%	12/31/2021	1.29	0	0	0.75%	7.5%
12/31/2020	1.18	7	9	1.25%	8.5%	12/31/2020	1.19	0	0	1.00%	8.7%	12/31/2020	1.20	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	6.3%	12/31/2024	$1.34	0	$0	0.25%	6.5%	12/31/2024	$1.36	0	$0	0.00%	6.8%
12/31/2023	1.24	0	0	0.50%	10.1%	12/31/2023	1.26	0	0	0.25%	10.4%	12/31/2023	1.27	0	0	0.00%	10.7%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.14	0	0	0.25%	-13.0%	12/31/2022	1.15	0	0	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	7.8%	12/31/2021	1.31	0	0	0.25%	8.1%	12/31/2021	1.32	0	0	0.00%	8.3%
12/31/2020	1.20	0	0	0.50%	9.3%	12/31/2020	1.21	0	0	0.25%	9.5%	12/31/2020	1.22	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	1.25%	4.8%	12/31/2024	$1.13	0	$0	1.00%	5.0%	12/31/2024	$1.14	0	$0	0.75%	5.3%
12/31/2023	1.06	0	0	1.25%	7.9%	12/31/2023	1.07	0	0	1.00%	8.1%	12/31/2023	1.09	0	0	0.75%	8.4%
12/31/2022	0.99	0	0	1.25%	-12.8%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.00	0	0	0.75%	-12.3%
12/31/2021	1.13	0	0	1.25%	2.4%	12/31/2021	1.14	0	0	1.00%	2.6%	12/31/2021	1.14	0	0	0.75%	2.9%
12/31/2020	1.10	0	0	1.25%	8.4%	12/31/2020	1.11	0	0	1.00%	8.7%	12/31/2020	1.11	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	5.6%	12/31/2024	$1.17	0	$0	0.25%	5.8%	12/31/2024	$1.19	0	$0	0.00%	6.1%
12/31/2023	1.10	0	0	0.50%	8.7%	12/31/2023	1.11	0	0	0.25%	8.9%	12/31/2023	1.12	0	0	0.00%	9.2%
12/31/2022	1.01	0	0	0.50%	-12.1%	12/31/2022	1.02	0	0	0.25%	-11.9%	12/31/2022	1.03	0	0	0.00%	-11.7%
12/31/2021	1.15	0	0	0.50%	3.2%	12/31/2021	1.15	0	0	0.25%	3.4%	12/31/2021	1.16	0	0	0.00%	3.7%
12/31/2020	1.11	0	0	0.50%	9.3%	12/31/2020	1.12	0	0	0.25%	9.5%	12/31/2020	1.12	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R4 Class - 06-FYC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,088	$8,252	859
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$8,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,078	8,540	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$8,078	8,540

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$166
Mortality & expense charges			(76)
Net investment income (loss)			90

Gain (loss) on investments:
Net realized gain (loss)			(74)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(97)
Net gain (loss)			(171)

Increase (decrease) in net assets from operations			$(81)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$90	$17
Net realized gain (loss)		(74)	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(97)	39

Increase (decrease) in net assets from operations		(81)	55

Contract owner transactions:
Proceeds from units sold		5,507	4,368
Cost of units redeemed		(2,643)	-
Account charges		(3)	(1)
Increase (decrease)		2,861	4,367
Net increase (decrease)		2,780	4,422
Net assets, beginning		5,298	876
Net assets, ending		$8,078	$5,298

Units sold		5,724	4,650
Units redeemed		(2,786)	(1)
Net increase (decrease)		2,938	4,649
Units outstanding, beginning		5,602	953
Units outstanding, ending		8,540	5,602

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$274,545
Cost of units redeemed/account charges			(275,189)
Net investment income (loss)			1,782
Net realized gain (loss)			7,030
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(164)
Net assets			$8,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	9	$8	1.25%	0.0%	12/31/2024	$0.96	0	$0	1.00%	0.3%	12/31/2024	$0.98	0	$0	0.75%	0.5%
12/31/2023	0.95	6	5	1.25%	2.9%	12/31/2023	0.96	0	0	1.00%	3.1%	12/31/2023	0.98	0	0	0.75%	3.4%
12/31/2022	0.92	1	1	1.25%	-13.0%	12/31/2022	0.93	0	0	1.00%	-12.7%	12/31/2022	0.95	0	0	0.75%	-12.5%
12/31/2021	1.06	1	1	1.25%	-3.5%	12/31/2021	1.07	0	0	1.00%	-3.2%	12/31/2021	1.08	0	0	0.75%	-3.0%
12/31/2020	1.09	0	0	1.25%	5.4%	12/31/2020	1.10	0	0	1.00%	5.7%	12/31/2020	1.11	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.8%	12/31/2024	$1.02	0	$0	0.25%	1.0%	12/31/2024	$1.04	0	$0	0.00%	1.3%
12/31/2023	0.99	0	0	0.50%	3.7%	12/31/2023	1.01	0	0	0.25%	3.9%	12/31/2023	1.03	0	0	0.00%	4.2%
12/31/2022	0.96	0	0	0.50%	-12.3%	12/31/2022	0.97	0	0	0.25%	-12.1%	12/31/2022	0.99	0	0	0.00%	-11.9%
12/31/2021	1.09	0	0	0.50%	-2.7%	12/31/2021	1.11	0	0	0.25%	-2.5%	12/31/2021	1.12	0	0	0.00%	-2.2%
12/31/2020	1.12	0	0	0.50%	6.2%	12/31/2020	1.13	0	0	0.25%	6.5%	12/31/2020	1.14	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	1.0%
2022	1.9%
2021	1.3%
2020	58.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R6 Class - 06-FYF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$368,938	$371,739	39,485
Receivables: investments sold	2,226
Payables: investments purchased	-
Net assets	$371,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$371,164	385,130	$0.96
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$371,164	385,130

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,532
Mortality & expense charges			(3,495)
Net investment income (loss)			5,037

Gain (loss) on investments:
Net realized gain (loss)			(2,003)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,957)
Net gain (loss)			(3,960)

Increase (decrease) in net assets from operations			$1,077

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,037	$4,203
Net realized gain (loss)		(2,003)	(19,210)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,957)	19,262

Increase (decrease) in net assets from operations		1,077	4,255

Contract owner transactions:
Proceeds from units sold		411,201	176,998
Cost of units redeemed		(277,695)	(203,201)
Account charges		(527)	(389)
Increase (decrease)		132,979	(26,592)
Net increase (decrease)		134,056	(22,337)
Net assets, beginning		237,108	259,445
Net assets, ending		$371,164	$237,108

Units sold		432,460	187,829
Units redeemed		(293,995)	(219,529)
Net increase (decrease)		138,465	(31,700)
Units outstanding, beginning		246,665	278,365
Units outstanding, ending		385,130	246,665

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,349,983
Cost of units redeemed/account charges			(971,893)
Net investment income (loss)			12,647
Net realized gain (loss)			(16,784)
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(2,801)
Net assets			$371,164

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	385	$371	1.25%	0.3%	12/31/2024	$0.98	0	$0	1.00%	0.5%	12/31/2024	$1.00	0	$0	0.75%	0.8%
12/31/2023	0.96	247	237	1.25%	3.1%	12/31/2023	0.98	0	0	1.00%	3.4%	12/31/2023	0.99	0	0	0.75%	3.7%
12/31/2022	0.93	278	259	1.25%	-12.8%	12/31/2022	0.94	0	0	1.00%	-12.6%	12/31/2022	0.96	0	0	0.75%	-12.4%
12/31/2021	1.07	86	92	1.25%	-3.2%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.09	0	0	0.75%	-2.7%
12/31/2020	1.10	15	16	1.25%	5.8%	12/31/2020	1.11	0	0	1.00%	6.0%	12/31/2020	1.12	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	1.0%	12/31/2024	$1.04	0	$0	0.25%	1.3%	12/31/2024	$1.06	0	$0	0.00%	1.5%
12/31/2023	1.01	0	0	0.50%	3.9%	12/31/2023	1.03	0	0	0.25%	4.2%	12/31/2023	1.04	0	0	0.00%	4.4%
12/31/2022	0.97	0	0	0.50%	-12.2%	12/31/2022	0.98	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.7%
12/31/2021	1.11	0	0	0.50%	-2.5%	12/31/2021	1.12	0	0	0.25%	-2.2%	12/31/2021	1.13	0	0	0.00%	-2.0%
12/31/2020	1.13	0	0	0.50%	6.5%	12/31/2020	1.14	0	0	0.25%	6.8%	12/31/2020	1.15	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	3.1%
2022	2.4%
2021	2.0%
2020	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,895,359	$3,550,401	77,625
Receivables: investments sold	-
Payables: investments purchased	(50,576)
Net assets	$3,844,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,844,783	1,706,231	$2.25
Band 100	-	-	2.30
Band 75	-	-	2.34
Band 50	-	-	2.38
Band 25	-	-	2.43
Band 0	-	-	2.48
Total	$3,844,783	1,706,231

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(46,346)
Net investment income (loss)			(46,346)

Gain (loss) on investments:
Net realized gain (loss)			47,699
Realized gain distributions			270,967
Net change in unrealized appreciation (depreciation)			175,982
Net gain (loss)			494,648

Increase (decrease) in net assets from operations			$448,302

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(46,346)	$(20,669)
Net realized gain (loss)		47,699	(145,691)
Realized gain distributions		270,967	-
Net change in unrealized appreciation (depreciation)		175,982	517,984

Increase (decrease) in net assets from operations		448,302	351,624

Contract owner transactions:
Proceeds from units sold		552,033	2,785,181
Cost of units redeemed		(716,633)	(735,997)
Account charges		(1,800)	(1,790)
Increase (decrease)		(166,400)	2,047,394
Net increase (decrease)		281,902	2,399,018
Net assets, beginning		3,562,881	1,163,863
Net assets, ending		$3,844,783	$3,562,881

Units sold		261,769	1,499,535
Units redeemed		(339,480)	(423,828)
Net increase (decrease)		(77,711)	1,075,707
Units outstanding, beginning		1,783,942	708,235
Units outstanding, ending		1,706,231	1,783,942

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,197,126
Cost of units redeemed/account charges			(8,087,938)
Net investment income (loss)			(197,509)
Net realized gain (loss)			1,365,586
Realized gain distributions			1,222,560
Net change in unrealized appreciation (depreciation)			344,958
Net assets			$3,844,783

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.25	1,706	$3,845	1.25%	12.8%	12/31/2024	$2.30	0	$0	1.00%	13.1%	12/31/2024	$2.34	0	$0	0.75%	13.4%
12/31/2023	2.00	1,784	3,563	1.25%	21.5%	12/31/2023	2.03	0	0	1.00%	21.8%	12/31/2023	2.06	0	0	0.75%	22.1%
12/31/2022	1.64	708	1,164	1.25%	-28.0%	12/31/2022	1.67	0	0	1.00%	-27.9%	12/31/2022	1.69	0	0	0.75%	-27.7%
12/31/2021	2.28	725	1,655	1.25%	9.3%	12/31/2021	2.31	0	0	1.00%	9.6%	12/31/2021	2.34	0	0	0.75%	9.9%
12/31/2020	2.09	2,138	4,467	1.25%	46.3%	12/31/2020	2.11	0	0	1.00%	46.7%	12/31/2020	2.13	0	0	0.75%	47.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.38	0	$0	0.50%	13.7%	12/31/2024	$2.43	0	$0	0.25%	14.0%	12/31/2024	$2.48	0	$0	0.00%	14.3%
12/31/2023	2.10	0	0	0.50%	22.4%	12/31/2023	2.13	0	0	0.25%	22.8%	12/31/2023	2.17	0	0	0.00%	23.1%
12/31/2022	1.71	0	0	0.50%	-27.5%	12/31/2022	1.74	0	0	0.25%	-27.3%	12/31/2022	1.76	0	0	0.00%	-27.1%
12/31/2021	2.36	0	0	0.50%	10.2%	12/31/2021	2.39	0	0	0.25%	10.4%	12/31/2021	2.42	0	0	0.00%	10.7%
12/31/2020	2.14	0	0	0.50%	47.4%	12/31/2020	2.16	0	0	0.25%	47.8%	12/31/2020	2.18	0	0	0.00%	48.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,789,274	$9,864,532	208,673
Receivables: investments sold	3,300
Payables: investments purchased	-
Net assets	$10,792,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,792,574	4,698,433	$2.30
Band 100	-	-	2.34
Band 75	-	-	2.39
Band 50	-	-	2.43
Band 25	-	-	2.48
Band 0	-	-	2.52
Total	$10,792,574	4,698,433

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(131,751)
Net investment income (loss)			(131,751)

Gain (loss) on investments:
Net realized gain (loss)			268,892
Realized gain distributions			704,397
Net change in unrealized appreciation (depreciation)			395,905
Net gain (loss)			1,369,194

Increase (decrease) in net assets from operations			$1,237,443

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(131,751)	$(88,598)
Net realized gain (loss)		268,892	(95,795)
Realized gain distributions		704,397	-
Net change in unrealized appreciation (depreciation)		395,905	1,583,447

Increase (decrease) in net assets from operations		1,237,443	1,399,054

Contract owner transactions:
Proceeds from units sold		2,626,549	5,641,630
Cost of units redeemed		(3,172,564)	(1,379,341)
Account charges		(14,594)	(9,140)
Increase (decrease)		(560,609)	4,253,149
Net increase (decrease)		676,834	5,652,203
Net assets, beginning		10,115,740	4,463,537
Net assets, ending		$10,792,574	$10,115,740

Units sold		1,239,864	3,046,546
Units redeemed		(1,523,204)	(742,790)
Net increase (decrease)		(283,340)	2,303,756
Units outstanding, beginning		4,981,773	2,678,017
Units outstanding, ending		4,698,433	4,981,773

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,678,101
Cost of units redeemed/account charges			(14,345,830)
Net investment income (loss)			(525,709)
Net realized gain (loss)			465,309
Realized gain distributions			2,595,961
Net change in unrealized appreciation (depreciation)			924,742
Net assets			$10,792,574

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.30	4,698	$10,793	1.25%	13.1%	12/31/2024	$2.34	0	$0	1.00%	13.4%	12/31/2024	$2.39	0	$0	0.75%	13.7%
12/31/2023	2.03	4,982	10,116	1.25%	21.8%	12/31/2023	2.06	0	0	1.00%	22.1%	12/31/2023	2.10	0	0	0.75%	22.4%
12/31/2022	1.67	2,678	4,464	1.25%	-27.9%	12/31/2022	1.69	0	0	1.00%	-27.7%	12/31/2022	1.71	0	0	0.75%	-27.5%
12/31/2021	2.31	4,110	9,497	1.25%	9.6%	12/31/2021	2.34	0	0	1.00%	9.9%	12/31/2021	2.36	0	0	0.75%	10.2%
12/31/2020	2.11	3,311	6,980	1.25%	46.7%	12/31/2020	2.13	0	0	1.00%	47.0%	12/31/2020	2.15	0	0	0.75%	47.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	0	$0	0.50%	14.0%	12/31/2024	$2.48	0	$0	0.25%	14.3%	12/31/2024	$2.52	0	$0	0.00%	14.6%
12/31/2023	2.13	0	0	0.50%	22.7%	12/31/2023	2.17	0	0	0.25%	23.0%	12/31/2023	2.20	0	0	0.00%	23.4%
12/31/2022	1.74	0	0	0.50%	-27.3%	12/31/2022	1.76	0	0	0.25%	-27.1%	12/31/2022	1.79	0	0	0.00%	-27.0%
12/31/2021	2.39	0	0	0.50%	10.4%	12/31/2021	2.42	0	0	0.25%	10.7%	12/31/2021	2.44	0	0	0.00%	11.0%
12/31/2020	2.16	0	0	0.50%	47.8%	12/31/2020	2.18	0	0	0.25%	48.1%	12/31/2020	2.20	0	0	0.00%	48.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,439	$69,110	1,864
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$66,438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,438	40,270	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$66,438	40,270

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$611
Mortality & expense charges			(755)
Net investment income (loss)			(144)

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			6,782
Net change in unrealized appreciation (depreciation)			442
Net gain (loss)			7,227

Increase (decrease) in net assets from operations			$7,083

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(144)	$113
Net realized gain (loss)		3	(62)
Realized gain distributions		6,782	2,171
Net change in unrealized appreciation (depreciation)		442	1,785

Increase (decrease) in net assets from operations		7,083	4,007

Contract owner transactions:
Proceeds from units sold		11,743	9,092
Cost of units redeemed		(6)	-
Account charges		-	-
Increase (decrease)		11,737	9,092
Net increase (decrease)		18,820	13,099
Net assets, beginning		47,618	34,519
Net assets, ending		$66,438	$47,618

Units sold		7,754	6,650
Units redeemed		-	-
Net increase (decrease)		7,754	6,650
Units outstanding, beginning		32,516	25,866
Units outstanding, ending		40,270	32,516

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$89,320
Cost of units redeemed/account charges			(40,544)
Net investment income (loss)			(298)
Net realized gain (loss)			(2,393)
Realized gain distributions			23,024
Net change in unrealized appreciation (depreciation)			(2,671)
Net assets			$66,438

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	40	$66	1.25%	12.7%	12/31/2024	$1.68	0	$0	1.00%	12.9%	12/31/2024	$1.71	0	$0	0.75%	13.2%
12/31/2023	1.46	33	48	1.25%	9.7%	12/31/2023	1.49	0	0	1.00%	10.0%	12/31/2023	1.51	0	0	0.75%	10.3%
12/31/2022	1.33	26	35	1.25%	-9.4%	12/31/2022	1.35	0	0	1.00%	-9.2%	12/31/2022	1.37	0	0	0.75%	-8.9%
12/31/2021	1.47	31	46	1.25%	28.2%	12/31/2021	1.49	0	0	1.00%	28.5%	12/31/2021	1.51	0	0	0.75%	28.8%
12/31/2020	1.15	28	32	1.25%	-1.1%	12/31/2020	1.16	0	0	1.00%	-0.8%	12/31/2020	1.17	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	13.5%	12/31/2024	$1.78	0	$0	0.25%	13.8%	12/31/2024	$1.81	0	$0	0.00%	14.1%
12/31/2023	1.54	0	0	0.50%	10.6%	12/31/2023	1.56	0	0	0.25%	10.8%	12/31/2023	1.59	0	0	0.00%	11.1%
12/31/2022	1.39	0	0	0.50%	-8.7%	12/31/2022	1.41	0	0	0.25%	-8.5%	12/31/2022	1.43	0	0	0.00%	-8.3%
12/31/2021	1.52	0	0	0.50%	29.2%	12/31/2021	1.54	0	0	0.25%	29.5%	12/31/2021	1.56	0	0	0.00%	29.8%
12/31/2020	1.18	0	0	0.50%	-0.3%	12/31/2020	1.19	0	0	0.25%	-0.1%	12/31/2020	1.20	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.5%
2022	1.0%
2021	0.5%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R6 Class - 06-FYK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,246,892	$2,325,901	61,520
Receivables: investments sold	12,132
Payables: investments purchased	-
Net assets	$2,259,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,259,024	1,343,571	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$2,259,024	1,343,571

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,559
Mortality & expense charges			(25,428)
Net investment income (loss)			131

Gain (loss) on investments:
Net realized gain (loss)			(1,178)
Realized gain distributions			221,396
Net change in unrealized appreciation (depreciation)			24,942
Net gain (loss)			245,160

Increase (decrease) in net assets from operations			$245,291

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131	$3,959
Net realized gain (loss)		(1,178)	(48,549)
Realized gain distributions		221,396	79,271
Net change in unrealized appreciation (depreciation)		24,942	122,190

Increase (decrease) in net assets from operations		245,291	156,871

Contract owner transactions:
Proceeds from units sold		462,283	227,426
Cost of units redeemed		(161,030)	(411,062)
Account charges		(2,231)	(1,607)
Increase (decrease)		299,022	(185,243)
Net increase (decrease)		544,313	(28,372)
Net assets, beginning		1,714,711	1,743,083
Net assets, ending		$2,259,024	$1,714,711

Units sold		303,086	168,209
Units redeemed		(111,709)	(304,364)
Net increase (decrease)		191,377	(136,155)
Units outstanding, beginning		1,152,194	1,288,349
Units outstanding, ending		1,343,571	1,152,194

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,120,271
Cost of units redeemed/account charges			(1,599,793)
Net investment income (loss)			17,674
Net realized gain (loss)			(23,703)
Realized gain distributions			823,584
Net change in unrealized appreciation (depreciation)			(79,009)
Net assets			$2,259,024

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	1,344	$2,259	1.25%	13.0%	12/31/2024	$1.71	0	$0	1.00%	13.3%	12/31/2024	$1.75	0	$0	0.75%	13.5%
12/31/2023	1.49	1,152	1,715	1.25%	10.0%	12/31/2023	1.51	0	0	1.00%	10.3%	12/31/2023	1.54	0	0	0.75%	10.5%
12/31/2022	1.35	1,288	1,743	1.25%	-9.2%	12/31/2022	1.37	0	0	1.00%	-8.9%	12/31/2022	1.39	0	0	0.75%	-8.7%
12/31/2021	1.49	1,134	1,689	1.25%	28.5%	12/31/2021	1.51	0	0	1.00%	28.8%	12/31/2021	1.52	0	0	0.75%	29.1%
12/31/2020	1.16	1,095	1,269	1.25%	-0.8%	12/31/2020	1.17	0	0	1.00%	-0.6%	12/31/2020	1.18	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	13.8%	12/31/2024	$1.81	0	$0	0.25%	14.1%	12/31/2024	$1.85	0	$0	0.00%	14.4%
12/31/2023	1.56	0	0	0.50%	10.8%	12/31/2023	1.59	0	0	0.25%	11.1%	12/31/2023	1.61	0	0	0.00%	11.4%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.43	0	0	0.25%	-8.3%	12/31/2022	1.45	0	0	0.00%	-8.0%
12/31/2021	1.54	0	0	0.50%	29.5%	12/31/2021	1.56	0	0	0.25%	29.8%	12/31/2021	1.58	0	0	0.00%	30.1%
12/31/2020	1.19	0	0	0.50%	-0.1%	12/31/2020	1.20	0	0	0.25%	0.2%	12/31/2020	1.21	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.4%
2022	1.4%
2021	1.0%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	6.8%	12/31/2024	$1.25	0	$0	1.00%	7.0%	12/31/2024	$1.27	0	$0	0.75%	7.3%
12/31/2023	1.15	0	0	1.25%	10.3%	12/31/2023	1.17	0	0	1.00%	10.6%	12/31/2023	1.18	0	0	0.75%	10.9%
12/31/2022	1.04	0	0	1.25%	-15.0%	12/31/2022	1.05	0	0	1.00%	-14.8%	12/31/2022	1.07	0	0	0.75%	-14.6%
12/31/2021	1.23	0	0	1.25%	4.8%	12/31/2021	1.24	0	0	1.00%	5.0%	12/31/2021	1.25	0	0	0.75%	5.3%
12/31/2020	1.17	0	0	1.25%	8.6%	12/31/2020	1.18	0	0	1.00%	8.8%	12/31/2020	1.19	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	7.6%	12/31/2024	$1.32	0	$0	0.25%	7.9%	12/31/2024	$1.34	0	$0	0.00%	8.1%
12/31/2023	1.20	0	0	0.50%	11.2%	12/31/2023	1.22	0	0	0.25%	11.4%	12/31/2023	1.24	0	0	0.00%	11.7%
12/31/2022	1.08	0	0	0.50%	-14.4%	12/31/2022	1.10	0	0	0.25%	-14.2%	12/31/2022	1.11	0	0	0.00%	-13.9%
12/31/2021	1.26	0	0	0.50%	5.6%	12/31/2021	1.28	0	0	0.25%	5.8%	12/31/2021	1.29	0	0	0.00%	6.1%
12/31/2020	1.20	0	0	0.50%	9.4%	12/31/2020	1.21	0	0	0.25%	9.7%	12/31/2020	1.22	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,248,034	$2,223,452	110,480
Receivables: investments sold	-
Payables: investments purchased	(14,122)
Net assets	$2,233,912

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,233,912	1,766,509	$1.26
Band 100	-	-	1.31
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$2,233,912	1,766,509

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$78,452
Mortality & expense charges			(27,110)
Net investment income (loss)			51,342

Gain (loss) on investments:
Net realized gain (loss)			25,834
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72,166
Net gain (loss)			98,000

Increase (decrease) in net assets from operations			$149,342

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,342	$48,847
Net realized gain (loss)		25,834	(75,186)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		72,166	287,372

Increase (decrease) in net assets from operations		149,342	261,033

Contract owner transactions:
Proceeds from units sold		833,356	378,327
Cost of units redeemed		(1,188,217)	(1,048,216)
Account charges		(999)	(5,608)
Increase (decrease)		(355,860)	(675,497)
Net increase (decrease)		(206,518)	(414,464)
Net assets, beginning		2,440,430	2,854,894
Net assets, ending		$2,233,912	$2,440,430

Units sold		669,362	362,836
Units redeemed		(969,466)	(970,705)
Net increase (decrease)		(300,104)	(607,869)
Units outstanding, beginning		2,066,613	2,674,482
Units outstanding, ending		1,766,509	2,066,613

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,555,316
Cost of units redeemed/account charges			(6,012,944)
Net investment income (loss)			306,111
Net realized gain (loss)			33,050
Realized gain distributions			327,797
Net change in unrealized appreciation (depreciation)			24,582
Net assets			$2,233,912

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	1,767	$2,234	1.25%	7.1%	12/31/2024	$1.31	0	$0	1.00%	7.4%	12/31/2024	$1.31	0	$0	0.75%	7.6%
12/31/2023	1.18	2,067	2,440	1.25%	10.6%	12/31/2023	1.22	0	0	1.00%	10.9%	12/31/2023	1.22	0	0	0.75%	11.2%
12/31/2022	1.07	2,674	2,855	1.25%	-14.8%	12/31/2022	1.10	0	0	1.00%	-14.6%	12/31/2022	1.10	0	0	0.75%	-14.4%
12/31/2021	1.25	3,190	3,997	1.25%	5.0%	12/31/2021	1.28	0	0	1.00%	5.3%	12/31/2021	1.28	0	0	0.75%	5.6%
12/31/2020	1.19	3,599	4,293	1.25%	8.8%	12/31/2020	1.22	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	7.9%	12/31/2024	$1.36	0	$0	0.25%	8.2%	12/31/2024	$1.38	0	$0	0.00%	8.4%
12/31/2023	1.24	0	0	0.50%	11.5%	12/31/2023	1.26	0	0	0.25%	11.7%	12/31/2023	1.28	0	0	0.00%	12.0%
12/31/2022	1.11	0	0	0.50%	-14.2%	12/31/2022	1.12	0	0	0.25%	-13.9%	12/31/2022	1.14	0	0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	5.8%	12/31/2021	1.31	0	0	0.25%	6.1%	12/31/2021	1.32	0	0	0.00%	6.4%
12/31/2020	1.22	0	0	0.50%	9.6%	12/31/2020	1.23	0	0	0.25%	9.9%	12/31/2020	1.24	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.1%
2022	2.4%
2021	2.3%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	1.25%	7.4%	12/31/2024	$1.31	0	$0	1.00%	7.6%	12/31/2024	$1.33	0	$0	0.75%	7.9%
12/31/2023	1.20	0	0	1.25%	11.7%	12/31/2023	1.22	0	0	1.00%	12.0%	12/31/2023	1.24	0	0	0.75%	12.3%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.09	0	0	1.00%	-16.3%	12/31/2022	1.10	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	7.4%	12/31/2021	1.30	0	0	1.00%	7.7%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	8.2%	12/31/2024	$1.38	0	$0	0.25%	8.5%	12/31/2024	$1.41	0	$0	0.00%	8.7%
12/31/2023	1.25	0	0	0.50%	12.6%	12/31/2023	1.27	0	0	0.25%	12.9%	12/31/2023	1.29	0	0	0.00%	13.1%
12/31/2022	1.11	0	0	0.50%	-15.9%	12/31/2022	1.13	0	0	0.25%	-15.7%	12/31/2022	1.14	0	0	0.00%	-15.5%
12/31/2021	1.32	0	0	0.50%	8.2%	12/31/2021	1.34	0	0	0.25%	8.5%	12/31/2021	1.35	0	0	0.00%	8.8%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,738,789	$3,518,548	162,186
Receivables: investments sold	-
Payables: investments purchased	(11,751)
Net assets	$3,727,038

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,727,038	2,804,625	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$3,727,038	2,804,625

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$127,891
Mortality & expense charges			(42,552)
Net investment income (loss)			85,339

Gain (loss) on investments:
Net realized gain (loss)			34,409
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			123,987
Net gain (loss)			158,396

Increase (decrease) in net assets from operations			$243,735

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85,339	$60,422
Net realized gain (loss)		34,409	(16,689)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		123,987	310,398

Increase (decrease) in net assets from operations		243,735	354,131

Contract owner transactions:
Proceeds from units sold		841,625	1,339,161
Cost of units redeemed		(727,562)	(762,041)
Account charges		(1,761)	(6,602)
Increase (decrease)		112,302	570,518
Net increase (decrease)		356,037	924,649
Net assets, beginning		3,371,001	2,446,352
Net assets, ending		$3,727,038	$3,371,001

Units sold		653,787	1,187,675
Units redeemed		(579,562)	(675,925)
Net increase (decrease)		74,225	511,750
Units outstanding, beginning		2,730,400	2,218,650
Units outstanding, ending		2,804,625	2,730,400

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,524,281
Cost of units redeemed/account charges			(4,525,845)
Net investment income (loss)			265,229
Net realized gain (loss)			63,252
Realized gain distributions			179,880
Net change in unrealized appreciation (depreciation)			220,241
Net assets			$3,727,038

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	2,805	$3,727	1.25%	7.6%	12/31/2024	$1.37	0	$0	1.00%	7.9%	12/31/2024	$1.38	0	$0	0.75%	8.2%
12/31/2023	1.23	2,730	3,371	1.25%	12.0%	12/31/2023	1.27	0	0	1.00%	12.3%	12/31/2023	1.27	0	0	0.75%	12.5%
12/31/2022	1.10	2,219	2,446	1.25%	-16.3%	12/31/2022	1.13	0	0	1.00%	-16.1%	12/31/2022	1.13	0	0	0.75%	-15.9%
12/31/2021	1.32	2,175	2,866	1.25%	7.7%	12/31/2021	1.35	0	0	1.00%	8.0%	12/31/2021	1.35	0	0	0.75%	8.3%
12/31/2020	1.22	2,258	2,761	1.25%	9.9%	12/31/2020	1.25	0	0	1.00%	10.2%	12/31/2020	1.24	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	8.4%	12/31/2024	$1.43	0	$0	0.25%	8.7%	12/31/2024	$1.45	0	$0	0.00%	9.0%
12/31/2023	1.29	0	0	0.50%	12.8%	12/31/2023	1.31	0	0	0.25%	13.1%	12/31/2023	1.33	0	0	0.00%	13.4%
12/31/2022	1.15	0	0	0.50%	-15.7%	12/31/2022	1.16	0	0	0.25%	-15.5%	12/31/2022	1.18	0	0	0.00%	-15.2%
12/31/2021	1.36	0	0	0.50%	8.5%	12/31/2021	1.37	0	0	0.25%	8.8%	12/31/2021	1.39	0	0	0.00%	9.1%
12/31/2020	1.25	0	0	0.50%	10.8%	12/31/2020	1.26	0	0	0.25%	11.0%	12/31/2020	1.27	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.4%
2022	2.5%
2021	2.3%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	1.25%	8.8%	12/31/2024	$1.39	0	$0	1.00%	9.1%	12/31/2024	$1.41	0	$0	0.75%	9.3%
12/31/2023	1.25	0	0	1.25%	13.6%	12/31/2023	1.27	0	0	1.00%	13.9%	12/31/2023	1.29	0	0	0.75%	14.2%
12/31/2022	1.10	0	0	1.25%	-17.4%	12/31/2022	1.12	0	0	1.00%	-17.2%	12/31/2022	1.13	0	0	0.75%	-17.0%
12/31/2021	1.33	0	0	1.25%	9.7%	12/31/2021	1.35	0	0	1.00%	10.0%	12/31/2021	1.36	0	0	0.75%	10.3%
12/31/2020	1.22	0	0	1.25%	10.5%	12/31/2020	1.23	0	0	1.00%	10.8%	12/31/2020	1.24	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	9.6%	12/31/2024	$1.46	0	$0	0.25%	9.9%	12/31/2024	$1.49	0	$0	0.00%	10.2%
12/31/2023	1.31	0	0	0.50%	14.5%	12/31/2023	1.33	0	0	0.25%	14.8%	12/31/2023	1.35	0	0	0.00%	15.1%
12/31/2022	1.15	0	0	0.50%	-16.8%	12/31/2022	1.16	0	0	0.25%	-16.6%	12/31/2022	1.17	0	0	0.00%	-16.3%
12/31/2021	1.38	0	0	0.50%	10.5%	12/31/2021	1.39	0	0	0.25%	10.8%	12/31/2021	1.40	0	0	0.00%	11.1%
12/31/2020	1.24	0	0	0.50%	11.3%	12/31/2020	1.25	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,334,242	$5,795,913	244,269
Receivables: investments sold	-
Payables: investments purchased	(343)
Net assets	$6,333,899

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,333,899	4,489,071	$1.41
Band 100	-	-	1.46
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$6,333,899	4,489,071

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$190,404
Mortality & expense charges			(71,935)
Net investment income (loss)			118,469

Gain (loss) on investments:
Net realized gain (loss)			92,303
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			274,349
Net gain (loss)			366,652

Increase (decrease) in net assets from operations			$485,121

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$118,469	$81,593
Net realized gain (loss)		92,303	(913)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		274,349	591,310

Increase (decrease) in net assets from operations		485,121	671,990

Contract owner transactions:
Proceeds from units sold		1,456,359	1,712,124
Cost of units redeemed		(1,001,888)	(1,443,100)
Account charges		(3,850)	(8,162)
Increase (decrease)		450,621	260,862
Net increase (decrease)		935,742	932,852
Net assets, beginning		5,398,157	4,465,305
Net assets, ending		$6,333,899	$5,398,157

Units sold		1,076,401	1,441,572
Units redeemed		(760,951)	(1,198,954)
Net increase (decrease)		315,450	242,618
Units outstanding, beginning		4,173,621	3,931,003
Units outstanding, ending		4,489,071	4,173,621

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,888,599
Cost of units redeemed/account charges			(4,826,583)
Net investment income (loss)			364,616
Net realized gain (loss)			121,226
Realized gain distributions			247,712
Net change in unrealized appreciation (depreciation)			538,329
Net assets			$6,333,899

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	4,489	$6,334	1.25%	9.1%	12/31/2024	$1.46	0	$0	1.00%	9.4%	12/31/2024	$1.46	0	$0	0.75%	9.6%
12/31/2023	1.29	4,174	5,398	1.25%	13.9%	12/31/2023	1.33	0	0	1.00%	14.1%	12/31/2023	1.33	0	0	0.75%	14.4%
12/31/2022	1.14	3,931	4,465	1.25%	-17.1%	12/31/2022	1.17	0	0	1.00%	-16.9%	12/31/2022	1.17	0	0	0.75%	-16.7%
12/31/2021	1.37	3,622	4,966	1.25%	9.9%	12/31/2021	1.40	0	0	1.00%	10.2%	12/31/2021	1.40	0	0	0.75%	10.5%
12/31/2020	1.25	3,046	3,798	1.25%	10.8%	12/31/2020	1.27	0	0	1.00%	11.1%	12/31/2020	1.27	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	9.9%	12/31/2024	$1.52	0	$0	0.25%	10.2%	12/31/2024	$1.54	0	$0	0.00%	10.5%
12/31/2023	1.35	0	0	0.50%	14.7%	12/31/2023	1.38	0	0	0.25%	15.0%	12/31/2023	1.40	0	0	0.00%	15.3%
12/31/2022	1.18	0	0	0.50%	-16.5%	12/31/2022	1.20	0	0	0.25%	-16.3%	12/31/2022	1.21	0	0	0.00%	-16.1%
12/31/2021	1.41	0	0	0.50%	10.8%	12/31/2021	1.43	0	0	0.25%	11.1%	12/31/2021	1.44	0	0	0.00%	11.3%
12/31/2020	1.28	0	0	0.50%	11.6%	12/31/2020	1.29	0	0	0.25%	11.9%	12/31/2020	1.30	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.0%
2022	2.3%
2021	2.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	1.25%	10.4%	12/31/2024	$1.47	0	$0	1.00%	10.6%	12/31/2024	$1.50	0	$0	0.75%	10.9%
12/31/2023	1.31	0	0	1.25%	15.3%	12/31/2023	1.33	0	0	1.00%	15.6%	12/31/2023	1.35	0	0	0.75%	15.9%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.15	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.4%	12/31/2021	1.40	0	0	1.00%	12.7%	12/31/2021	1.41	0	0	0.75%	13.0%
12/31/2020	1.23	0	0	1.25%	11.0%	12/31/2020	1.24	0	0	1.00%	11.2%	12/31/2020	1.25	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	11.2%	12/31/2024	$1.55	0	$0	0.25%	11.5%	12/31/2024	$1.58	0	$0	0.00%	11.8%
12/31/2023	1.37	0	0	0.50%	16.2%	12/31/2023	1.39	0	0	0.25%	16.5%	12/31/2023	1.41	0	0	0.00%	16.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.20	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.2%	12/31/2021	1.44	0	0	0.25%	13.5%	12/31/2021	1.46	0	0	0.00%	13.8%
12/31/2020	1.26	0	0	0.50%	11.8%	12/31/2020	1.27	0	0	0.25%	12.1%	12/31/2020	1.28	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,749,490	$5,068,082	197,936
Receivables: investments sold	-
Payables: investments purchased	(1,413)
Net assets	$5,748,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,748,077	3,834,324	$1.50
Band 100	-	-	1.55
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$5,748,077	3,834,324

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$158,189
Mortality & expense charges			(64,738)
Net investment income (loss)			93,451

Gain (loss) on investments:
Net realized gain (loss)			123,154
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			285,593
Net gain (loss)			408,747

Increase (decrease) in net assets from operations			$502,198

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93,451	$69,431
Net realized gain (loss)		123,154	28,725
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		285,593	539,770

Increase (decrease) in net assets from operations		502,198	637,926

Contract owner transactions:
Proceeds from units sold		1,386,405	1,470,629
Cost of units redeemed		(1,018,597)	(845,364)
Account charges		(4,711)	(7,877)
Increase (decrease)		363,097	617,388
Net increase (decrease)		865,295	1,255,314
Net assets, beginning		4,882,782	3,627,468
Net assets, ending		$5,748,077	$4,882,782

Units sold		963,763	1,187,481
Units redeemed		(733,505)	(678,675)
Net increase (decrease)		230,258	508,806
Units outstanding, beginning		3,604,066	3,095,260
Units outstanding, ending		3,834,324	3,604,066

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,750,720
Cost of units redeemed/account charges			(4,514,007)
Net investment income (loss)			316,014
Net realized gain (loss)			313,696
Realized gain distributions			200,246
Net change in unrealized appreciation (depreciation)			681,408
Net assets			$5,748,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	3,834	$5,748	1.25%	10.7%	12/31/2024	$1.55	0	$0	1.00%	10.9%	12/31/2024	$1.55	0	$0	0.75%	11.2%
12/31/2023	1.35	3,604	4,883	1.25%	15.6%	12/31/2023	1.39	0	0	1.00%	15.9%	12/31/2023	1.40	0	0	0.75%	16.2%
12/31/2022	1.17	3,095	3,627	1.25%	-17.7%	12/31/2022	1.20	0	0	1.00%	-17.5%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	2,543	3,622	1.25%	12.7%	12/31/2021	1.46	0	0	1.00%	13.0%	12/31/2021	1.45	0	0	0.75%	13.2%
12/31/2020	1.26	2,712	3,429	1.25%	11.2%	12/31/2020	1.29	0	0	1.00%	11.5%	12/31/2020	1.28	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	11.5%	12/31/2024	$1.61	0	$0	0.25%	11.8%	12/31/2024	$1.64	0	$0	0.00%	12.1%
12/31/2023	1.42	0	0	0.50%	16.5%	12/31/2023	1.44	0	0	0.25%	16.8%	12/31/2023	1.46	0	0	0.00%	17.1%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.5%	12/31/2021	1.49	0	0	0.25%	13.8%	12/31/2021	1.50	0	0	0.00%	14.1%
12/31/2020	1.29	0	0	0.50%	12.1%	12/31/2020	1.30	0	0	0.25%	12.3%	12/31/2020	1.32	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.9%
2022	2.3%
2021	2.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	1.25%	11.6%	12/31/2024	$1.54	0	$0	1.00%	11.9%	12/31/2024	$1.56	0	$0	0.75%	12.1%
12/31/2023	1.35	0	0	1.25%	16.6%	12/31/2023	1.37	0	0	1.00%	16.9%	12/31/2023	1.40	0	0	0.75%	17.2%
12/31/2022	1.16	0	0	1.25%	-18.4%	12/31/2022	1.18	0	0	1.00%	-18.2%	12/31/2022	1.19	0	0	0.75%	-18.0%
12/31/2021	1.42	0	0	1.25%	14.2%	12/31/2021	1.44	0	0	1.00%	14.5%	12/31/2021	1.45	0	0	0.75%	14.7%
12/31/2020	1.25	0	0	1.25%	11.3%	12/31/2020	1.25	0	0	1.00%	11.6%	12/31/2020	1.26	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	12.4%	12/31/2024	$1.62	0	$0	0.25%	12.7%	12/31/2024	$1.65	0	$0	0.00%	13.0%
12/31/2023	1.42	0	0	0.50%	17.5%	12/31/2023	1.44	0	0	0.25%	17.8%	12/31/2023	1.46	0	0	0.00%	18.1%
12/31/2022	1.21	0	0	0.50%	-17.8%	12/31/2022	1.22	0	0	0.25%	-17.6%	12/31/2022	1.24	0	0	0.00%	-17.4%
12/31/2021	1.47	0	0	0.50%	15.0%	12/31/2021	1.48	0	0	0.25%	15.3%	12/31/2021	1.50	0	0	0.00%	15.6%
12/31/2020	1.27	0	0	0.50%	12.2%	12/31/2020	1.28	0	0	0.25%	12.5%	12/31/2020	1.29	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,432,043	$2,984,898	111,022
Receivables: investments sold	25,212
Payables: investments purchased	-
Net assets	$3,457,255

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,457,255	2,205,767	$1.57
Band 100	-	-	1.62
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$3,457,255	2,205,767

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$84,469
Mortality & expense charges			(37,731)
Net investment income (loss)			46,738

Gain (loss) on investments:
Net realized gain (loss)			87,971
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			187,658
Net gain (loss)			275,629

Increase (decrease) in net assets from operations			$322,367

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,738	$34,868
Net realized gain (loss)		87,971	20,593
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		187,658	309,231

Increase (decrease) in net assets from operations		322,367	364,692

Contract owner transactions:
Proceeds from units sold		1,071,588	1,083,769
Cost of units redeemed		(646,446)	(422,126)
Account charges		(4,511)	(5,169)
Increase (decrease)		420,631	656,474
Net increase (decrease)		742,998	1,021,166
Net assets, beginning		2,714,257	1,693,091
Net assets, ending		$3,457,255	$2,714,257

Units sold		711,802	853,078
Units redeemed		(442,773)	(329,335)
Net increase (decrease)		269,029	523,743
Units outstanding, beginning		1,936,738	1,412,995
Units outstanding, ending		2,205,767	1,936,738

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,497,184
Cost of units redeemed/account charges			(3,007,092)
Net investment income (loss)			152,985
Net realized gain (loss)			255,942
Realized gain distributions			111,091
Net change in unrealized appreciation (depreciation)			447,145
Net assets			$3,457,255

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	2,206	$3,457	1.25%	11.8%	12/31/2024	$1.62	0	$0	1.00%	12.1%	12/31/2024	$1.62	0	$0	0.75%	12.4%
12/31/2023	1.40	1,937	2,714	1.25%	17.0%	12/31/2023	1.44	0	0	1.00%	17.3%	12/31/2023	1.45	0	0	0.75%	17.5%
12/31/2022	1.20	1,413	1,693	1.25%	-18.2%	12/31/2022	1.23	0	0	1.00%	-18.0%	12/31/2022	1.23	0	0	0.75%	-17.8%
12/31/2021	1.46	1,384	2,027	1.25%	14.5%	12/31/2021	1.50	0	0	1.00%	14.8%	12/31/2021	1.50	0	0	0.75%	15.1%
12/31/2020	1.28	1,539	1,968	1.25%	11.6%	12/31/2020	1.31	0	0	1.00%	11.9%	12/31/2020	1.30	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	12.7%	12/31/2024	$1.68	0	$0	0.25%	13.0%	12/31/2024	$1.71	0	$0	0.00%	13.3%
12/31/2023	1.47	0	0	0.50%	17.8%	12/31/2023	1.49	0	0	0.25%	18.1%	12/31/2023	1.51	0	0	0.00%	18.4%
12/31/2022	1.25	0	0	0.50%	-17.6%	12/31/2022	1.26	0	0	0.25%	-17.4%	12/31/2022	1.28	0	0	0.00%	-17.2%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.53	0	0	0.25%	15.6%	12/31/2021	1.54	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	12.4%	12/31/2020	1.32	0	0	0.25%	12.7%	12/31/2020	1.33	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.9%
2022	2.0%
2021	2.4%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	1.25%	12.5%	12/31/2024	$1.59	0	$0	1.00%	12.8%	12/31/2024	$1.61	0	$0	0.75%	13.1%
12/31/2023	1.39	0	0	1.25%	17.7%	12/31/2023	1.41	0	0	1.00%	18.0%	12/31/2023	1.43	0	0	0.75%	18.3%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.46	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.4%	12/31/2020	1.26	0	0	1.00%	11.7%	12/31/2020	1.27	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	13.3%	12/31/2024	$1.67	0	$0	0.25%	13.6%	12/31/2024	$1.70	0	$0	0.00%	13.9%
12/31/2023	1.45	0	0	0.50%	18.6%	12/31/2023	1.47	0	0	0.25%	18.9%	12/31/2023	1.49	0	0	0.00%	19.2%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.25	0	0	0.00%	-17.8%
12/31/2021	1.49	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.1%	12/31/2021	1.53	0	0	0.00%	17.4%
12/31/2020	1.28	0	0	0.50%	12.3%	12/31/2020	1.29	0	0	0.25%	12.6%	12/31/2020	1.30	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,205,531	$3,634,150	128,014
Receivables: investments sold	-
Payables: investments purchased	(268)
Net assets	$4,205,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,205,263	2,599,320	$1.62
Band 100	-	-	1.67
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$4,205,263	2,599,320

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$94,422
Mortality & expense charges			(44,978)
Net investment income (loss)			49,444

Gain (loss) on investments:
Net realized gain (loss)			95,836
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			266,300
Net gain (loss)			362,136

Increase (decrease) in net assets from operations			$411,580

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,444	$31,886
Net realized gain (loss)		95,836	44,228
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		266,300	370,713

Increase (decrease) in net assets from operations		411,580	446,827

Contract owner transactions:
Proceeds from units sold		1,468,000	1,423,521
Cost of units redeemed		(671,077)	(824,956)
Account charges		(5,459)	(6,671)
Increase (decrease)		791,464	591,894
Net increase (decrease)		1,203,044	1,038,721
Net assets, beginning		3,002,219	1,963,498
Net assets, ending		$4,205,263	$3,002,219

Units sold		960,987	1,103,658
Units redeemed		(454,141)	(626,576)
Net increase (decrease)		506,846	477,082
Units outstanding, beginning		2,092,474	1,615,392
Units outstanding, ending		2,599,320	2,092,474

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,373,145
Cost of units redeemed/account charges			(3,207,171)
Net investment income (loss)			146,959
Net realized gain (loss)			236,601
Realized gain distributions			84,348
Net change in unrealized appreciation (depreciation)			571,381
Net assets			$4,205,263

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	2,599	$4,205	1.25%	12.8%	12/31/2024	$1.67	0	$0	1.00%	13.0%	12/31/2024	$1.68	0	$0	0.75%	13.3%
12/31/2023	1.43	2,092	3,002	1.25%	18.0%	12/31/2023	1.48	0	0	1.00%	18.3%	12/31/2023	1.48	0	0	0.75%	18.6%
12/31/2022	1.22	1,615	1,963	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.49	1,391	2,078	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.28	1,295	1,664	1.25%	11.7%	12/31/2020	1.31	0	0	1.00%	12.0%	12/31/2020	1.31	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	13.6%	12/31/2024	$1.74	0	$0	0.25%	13.9%	12/31/2024	$1.77	0	$0	0.00%	14.2%
12/31/2023	1.50	0	0	0.50%	18.9%	12/31/2023	1.53	0	0	0.25%	19.2%	12/31/2023	1.55	0	0	0.00%	19.5%
12/31/2022	1.26	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.57	0	0	0.00%	17.7%
12/31/2020	1.32	0	0	0.50%	12.6%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.6%
2022	2.0%
2021	2.5%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	13.0%	12/31/2024	$1.60	0	$0	1.00%	13.3%	12/31/2024	$1.63	0	$0	0.75%	13.6%
12/31/2023	1.39	0	0	1.25%	17.9%	12/31/2023	1.41	0	0	1.00%	18.2%	12/31/2023	1.43	0	0	0.75%	18.5%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.7%	12/31/2020	1.26	0	0	1.00%	12.0%	12/31/2020	1.27	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	13.9%	12/31/2024	$1.69	0	$0	0.25%	14.1%	12/31/2024	$1.72	0	$0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.48	0	0	0.25%	19.1%	12/31/2023	1.50	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.5%	12/31/2020	1.29	0	0	0.25%	12.8%	12/31/2020	1.30	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,717,933	$2,442,339	82,290
Receivables: investments sold	953
Payables: investments purchased	-
Net assets	$2,718,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,718,886	1,665,451	$1.63
Band 100	-	-	1.69
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$2,718,886	1,665,451

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,244
Mortality & expense charges			(27,907)
Net investment income (loss)			30,337

Gain (loss) on investments:
Net realized gain (loss)			120,847
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,891
Net gain (loss)			236,738

Increase (decrease) in net assets from operations			$267,075

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,337	$15,224
Net realized gain (loss)		120,847	53,980
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		115,891	210,445

Increase (decrease) in net assets from operations		267,075	279,649

Contract owner transactions:
Proceeds from units sold		1,515,259	964,351
Cost of units redeemed		(748,668)	(966,997)
Account charges		(7,038)	(7,058)
Increase (decrease)		759,553	(9,704)
Net increase (decrease)		1,026,628	269,945
Net assets, beginning		1,692,258	1,422,313
Net assets, ending		$2,718,886	$1,692,258

Units sold		976,218	747,640
Units redeemed		(484,751)	(740,776)
Net increase (decrease)		491,467	6,864
Units outstanding, beginning		1,173,984	1,167,120
Units outstanding, ending		1,665,451	1,173,984

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,026,762
Cost of units redeemed/account charges			(3,000,665)
Net investment income (loss)			92,307
Net realized gain (loss)			263,512
Realized gain distributions			61,376
Net change in unrealized appreciation (depreciation)			275,594
Net assets			$2,718,886

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	1,665	$2,719	1.25%	13.3%	12/31/2024	$1.69	0	$0	1.00%	13.5%	12/31/2024	$1.69	0	$0	0.75%	13.8%
12/31/2023	1.44	1,174	1,692	1.25%	18.3%	12/31/2023	1.48	0	0	1.00%	18.6%	12/31/2023	1.49	0	0	0.75%	18.9%
12/31/2022	1.22	1,167	1,422	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	981	1,470	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	969	1,248	1.25%	12.0%	12/31/2020	1.32	0	0	1.00%	12.3%	12/31/2020	1.31	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	14.1%	12/31/2024	$1.75	0	$0	0.25%	14.4%	12/31/2024	$1.79	0	$0	0.00%	14.7%
12/31/2023	1.51	0	0	0.50%	19.2%	12/31/2023	1.53	0	0	0.25%	19.5%	12/31/2023	1.56	0	0	0.00%	19.8%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.8%	12/31/2020	1.33	0	0	0.25%	13.1%	12/31/2020	1.34	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	2.0%
2021	2.5%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	13.0%	12/31/2024	$1.60	0	$0	1.00%	13.3%	12/31/2024	$1.63	0	$0	0.75%	13.6%
12/31/2023	1.39	0	0	1.25%	18.0%	12/31/2023	1.41	0	0	1.00%	18.3%	12/31/2023	1.43	0	0	0.75%	18.6%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.5%	12/31/2020	1.26	0	0	1.00%	11.8%	12/31/2020	1.27	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	13.8%	12/31/2024	$1.69	0	$0	0.25%	14.1%	12/31/2024	$1.72	0	$0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.9%	12/31/2023	1.48	0	0	0.25%	19.2%	12/31/2023	1.50	0	0	0.00%	19.5%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-17.9%	12/31/2022	1.26	0	0	0.00%	-17.7%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.4%	12/31/2020	1.29	0	0	0.25%	12.7%	12/31/2020	1.30	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,463,696	$2,162,207	74,931
Receivables: investments sold	-
Payables: investments purchased	(2,942)
Net assets	$2,460,754

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,460,754	1,508,862	$1.63
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$2,460,754	1,508,862

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$53,329
Mortality & expense charges			(26,628)
Net investment income (loss)			26,701

Gain (loss) on investments:
Net realized gain (loss)			80,421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			147,222
Net gain (loss)			227,643

Increase (decrease) in net assets from operations			$254,344

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,701	$15,759
Net realized gain (loss)		80,421	31,726
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		147,222	211,553

Increase (decrease) in net assets from operations		254,344	259,038

Contract owner transactions:
Proceeds from units sold		1,032,309	877,083
Cost of units redeemed		(517,947)	(718,587)
Account charges		(6,568)	(5,718)
Increase (decrease)		507,794	152,778
Net increase (decrease)		762,138	411,816
Net assets, beginning		1,698,616	1,286,800
Net assets, ending		$2,460,754	$1,698,616

Units sold		668,197	670,152
Units redeemed		(339,258)	(547,326)
Net increase (decrease)		328,939	122,826
Units outstanding, beginning		1,179,923	1,057,097
Units outstanding, ending		1,508,862	1,179,923

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,009,549
Cost of units redeemed/account charges			(2,154,628)
Net investment income (loss)			78,896
Net realized gain (loss)			179,894
Realized gain distributions			45,554
Net change in unrealized appreciation (depreciation)			301,489
Net assets			$2,460,754

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	1,509	$2,461	1.25%	13.3%	12/31/2024	$1.68	0	$0	1.00%	13.6%	12/31/2024	$1.69	0	$0	0.75%	13.9%
12/31/2023	1.44	1,180	1,699	1.25%	18.3%	12/31/2023	1.48	0	0	1.00%	18.6%	12/31/2023	1.48	0	0	0.75%	18.9%
12/31/2022	1.22	1,057	1,287	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	830	1,241	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	710	912	1.25%	11.8%	12/31/2020	1.31	0	0	1.00%	12.1%	12/31/2020	1.31	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	14.1%	12/31/2024	$1.75	0	$0	0.25%	14.4%	12/31/2024	$1.78	0	$0	0.00%	14.7%
12/31/2023	1.51	0	0	0.50%	19.1%	12/31/2023	1.53	0	0	0.25%	19.4%	12/31/2023	1.55	0	0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.7%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	2.0%
2021	2.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	1.25%	13.0%	12/31/2024	$1.61	0	$0	1.00%	13.3%	12/31/2024	$1.64	0	$0	0.75%	13.5%
12/31/2023	1.40	0	0	1.25%	18.0%	12/31/2023	1.42	0	0	1.00%	18.3%	12/31/2023	1.44	0	0	0.75%	18.5%
12/31/2022	1.19	0	0	1.25%	-18.6%	12/31/2022	1.20	0	0	1.00%	-18.4%	12/31/2022	1.22	0	0	0.75%	-18.2%
12/31/2021	1.46	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.49	0	0	0.75%	16.6%
12/31/2020	1.26	0	0	1.25%	11.4%	12/31/2020	1.27	0	0	1.00%	11.6%	12/31/2020	1.28	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	13.8%	12/31/2024	$1.69	0	$0	0.25%	14.1%	12/31/2024	$1.72	0	$0	0.00%	14.4%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.0%	12/31/2022	1.25	0	0	0.25%	-17.8%	12/31/2022	1.26	0	0	0.00%	-17.6%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.52	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.2%	12/31/2020	1.29	0	0	0.25%	12.5%	12/31/2020	1.30	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,080,202	$1,876,830	80,620
Receivables: investments sold	-
Payables: investments purchased	(13,896)
Net assets	$2,066,306

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,066,306	1,259,819	$1.64
Band 100	-	-	1.69
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$2,066,306	1,259,819

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,700
Mortality & expense charges			(22,757)
Net investment income (loss)			22,943

Gain (loss) on investments:
Net realized gain (loss)			106,679
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87,802
Net gain (loss)			194,481

Increase (decrease) in net assets from operations			$217,424

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,943	$13,923
Net realized gain (loss)		106,679	5,956
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		87,802	189,414

Increase (decrease) in net assets from operations		217,424	209,293

Contract owner transactions:
Proceeds from units sold		1,092,343	933,234
Cost of units redeemed		(728,746)	(584,297)
Account charges		(7,531)	(7,741)
Increase (decrease)		356,066	341,196
Net increase (decrease)		573,490	550,489
Net assets, beginning		1,492,816	942,327
Net assets, ending		$2,066,306	$1,492,816

Units sold		714,618	716,734
Units redeemed		(485,594)	(455,101)
Net increase (decrease)		229,024	261,633
Units outstanding, beginning		1,030,795	769,162
Units outstanding, ending		1,259,819	1,030,795

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,910,150
Cost of units redeemed/account charges			(2,300,360)
Net investment income (loss)			59,304
Net realized gain (loss)			174,758
Realized gain distributions			19,082
Net change in unrealized appreciation (depreciation)			203,372
Net assets			$2,066,306

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	1,260	$2,066	1.25%	13.3%	12/31/2024	$1.69	0	$0	1.00%	13.5%	12/31/2024	$1.70	0	$0	0.75%	13.8%
12/31/2023	1.45	1,031	1,493	1.25%	18.2%	12/31/2023	1.49	0	0	1.00%	18.5%	12/31/2023	1.49	0	0	0.75%	18.8%
12/31/2022	1.23	769	942	1.25%	-18.4%	12/31/2022	1.26	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.50	522	785	1.25%	16.3%	12/31/2021	1.54	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	386	498	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.31	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	14.1%	12/31/2024	$1.76	0	$0	0.25%	14.4%	12/31/2024	$1.79	0	$0	0.00%	14.7%
12/31/2023	1.52	0	0	0.50%	19.1%	12/31/2023	1.54	0	0	0.25%	19.4%	12/31/2023	1.56	0	0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-17.8%	12/31/2022	1.29	0	0	0.25%	-17.6%	12/31/2022	1.31	0	0	0.00%	-17.4%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.57	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.5%	12/31/2020	1.33	0	0	0.25%	12.8%	12/31/2020	1.34	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.4%
2022	2.0%
2021	2.7%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	6.8%	12/31/2024	$1.23	0	$0	1.00%	7.1%	12/31/2024	$1.26	0	$0	0.75%	7.4%
12/31/2023	1.13	0	0	1.25%	10.1%	12/31/2023	1.15	0	0	1.00%	10.4%	12/31/2023	1.17	0	0	0.75%	10.7%
12/31/2022	1.03	0	0	1.25%	-15.0%	12/31/2022	1.04	0	0	1.00%	-14.8%	12/31/2022	1.06	0	0	0.75%	-14.6%
12/31/2021	1.21	0	0	1.25%	4.7%	12/31/2021	1.22	0	0	1.00%	5.0%	12/31/2021	1.24	0	0	0.75%	5.3%
12/31/2020	1.16	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.3%	12/31/2020	1.17	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	7.7%	12/31/2024	$1.30	0	$0	0.25%	7.9%	12/31/2024	$1.32	0	$0	0.00%	8.2%
12/31/2023	1.19	0	0	0.50%	11.0%	12/31/2023	1.21	0	0	0.25%	11.2%	12/31/2023	1.22	0	0	0.00%	11.5%
12/31/2022	1.07	0	0	0.50%	-14.3%	12/31/2022	1.08	0	0	0.25%	-14.1%	12/31/2022	1.10	0	0	0.00%	-13.9%
12/31/2021	1.25	0	0	0.50%	5.5%	12/31/2021	1.26	0	0	0.25%	5.8%	12/31/2021	1.27	0	0	0.00%	6.1%
12/31/2020	1.18	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,131,621	$1,064,971	62,373
Receivables: investments sold	-
Payables: investments purchased	(790)
Net assets	$1,130,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,130,831	908,833	$1.24
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$1,130,831	908,833

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$39,323
Mortality & expense charges			(16,220)
Net investment income (loss)			23,103

Gain (loss) on investments:
Net realized gain (loss)			76,753
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,957)
Net gain (loss)			74,796

Increase (decrease) in net assets from operations			$97,899

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,103	$22,620
Net realized gain (loss)		76,753	(35,126)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,957)	144,615

Increase (decrease) in net assets from operations		97,899	132,109

Contract owner transactions:
Proceeds from units sold		103,347	1,351,807
Cost of units redeemed		(343,774)	(769,015)
Account charges		(148)	(3,119)
Increase (decrease)		(240,575)	579,673
Net increase (decrease)		(142,676)	711,782
Net assets, beginning		1,273,507	561,725
Net assets, ending		$1,130,831	$1,273,507

Units sold		244,256	1,259,538
Units redeemed		(431,495)	(697,250)
Net increase (decrease)		(187,239)	562,288
Units outstanding, beginning		1,096,072	533,784
Units outstanding, ending		908,833	1,096,072

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,853,052
Cost of units redeemed/account charges			(1,928,855)
Net investment income (loss)			68,740
Net realized gain (loss)			33,548
Realized gain distributions			37,696
Net change in unrealized appreciation (depreciation)			66,650
Net assets			$1,130,831

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	909	$1,131	1.25%	7.1%	12/31/2024	$1.28	0	$0	1.00%	7.4%	12/31/2024	$1.29	0	$0	0.75%	7.6%
12/31/2023	1.16	1,096	1,274	1.25%	10.4%	12/31/2023	1.20	0	0	1.00%	10.7%	12/31/2023	1.20	0	0	0.75%	11.0%
12/31/2022	1.05	534	562	1.25%	-14.8%	12/31/2022	1.08	0	0	1.00%	-14.6%	12/31/2022	1.08	0	0	0.75%	-14.3%
12/31/2021	1.23	610	753	1.25%	5.0%	12/31/2021	1.26	0	0	1.00%	5.3%	12/31/2021	1.26	0	0	0.75%	5.5%
12/31/2020	1.18	573	674	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.19	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	7.9%	12/31/2024	$1.34	0	$0	0.25%	8.2%	12/31/2024	$1.36	0	$0	0.00%	8.4%
12/31/2023	1.22	0	0	0.50%	11.2%	12/31/2023	1.24	0	0	0.25%	11.5%	12/31/2023	1.25	0	0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-14.1%	12/31/2022	1.11	0	0	0.25%	-13.9%	12/31/2022	1.12	0	0	0.00%	-13.7%
12/31/2021	1.27	0	0	0.50%	5.8%	12/31/2021	1.29	0	0	0.25%	6.1%	12/31/2021	1.30	0	0	0.00%	6.3%
12/31/2020	1.20	0	0	0.50%	9.1%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	4.4%
2022	2.4%
2021	2.3%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R4 Class - 06-FYM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$302,802	$322,710	16,983
Receivables: investments sold	347
Payables: investments purchased	-
Net assets	$303,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303,149	186,551	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.79
Total	$303,149	186,551

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,013
Mortality & expense charges			(1,218)
Net investment income (loss)			(205)

Gain (loss) on investments:
Net realized gain (loss)			327
Realized gain distributions			22,019
Net change in unrealized appreciation (depreciation)			(19,664)
Net gain (loss)			2,682

Increase (decrease) in net assets from operations			$2,477

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(205)	$(128)
Net realized gain (loss)		327	(899)
Realized gain distributions		22,019	-
Net change in unrealized appreciation (depreciation)		(19,664)	2,870

Increase (decrease) in net assets from operations		2,477	1,843

Contract owner transactions:
Proceeds from units sold		290,258	2,225
Cost of units redeemed		(4,633)	(5,490)
Account charges		(352)	(76)
Increase (decrease)		285,273	(3,341)
Net increase (decrease)		287,750	(1,498)
Net assets, beginning		15,399	16,897
Net assets, ending		$303,149	$15,399

Units sold		179,260	1,625
Units redeemed		(3,150)	(4,124)
Net increase (decrease)		176,110	(2,499)
Units outstanding, beginning		10,441	12,940
Units outstanding, ending		186,551	10,441

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$364,747
Cost of units redeemed/account charges			(60,694)
Net investment income (loss)			(1,163)
Net realized gain (loss)			(12,487)
Realized gain distributions			32,654
Net change in unrealized appreciation (depreciation)			(19,908)
Net assets			$303,149

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	187	$303	1.25%	10.2%	12/31/2024	$1.66	0	$0	1.00%	10.5%	12/31/2024	$1.69	0	$0	0.75%	10.7%
12/31/2023	1.47	10	15	1.25%	13.0%	12/31/2023	1.50	0	0	1.00%	13.2%	12/31/2023	1.52	0	0	0.75%	13.5%
12/31/2022	1.31	13	17	1.25%	-17.7%	12/31/2022	1.32	0	0	1.00%	-17.5%	12/31/2022	1.34	0	0	0.75%	-17.3%
12/31/2021	1.59	29	46	1.25%	20.7%	12/31/2021	1.61	0	0	1.00%	21.0%	12/31/2021	1.62	0	0	0.75%	21.3%
12/31/2020	1.32	3	4	1.25%	16.5%	12/31/2020	1.33	0	0	1.00%	16.8%	12/31/2020	1.34	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	11.0%	12/31/2024	$1.75	0	$0	0.25%	11.3%	12/31/2024	$1.79	0	$0	0.00%	11.6%
12/31/2023	1.55	0	0	0.50%	13.8%	12/31/2023	1.57	0	0	0.25%	14.1%	12/31/2023	1.60	0	0	0.00%	14.4%
12/31/2022	1.36	0	0	0.50%	-17.1%	12/31/2022	1.38	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.64	0	0	0.50%	21.6%	12/31/2021	1.66	0	0	0.25%	21.9%	12/31/2021	1.68	0	0	0.00%	22.2%
12/31/2020	1.35	0	0	0.50%	17.4%	12/31/2020	1.36	0	0	0.25%	17.7%	12/31/2020	1.37	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.3%
2022	0.3%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R6 Class - 06-FYN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$692,474	$728,312	38,597
Receivables: investments sold	2,663
Payables: investments purchased	-
Net assets	$695,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$695,137	419,504	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$695,137	419,504

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,943
Mortality & expense charges			(7,990)
Net investment income (loss)			(4,047)

Gain (loss) on investments:
Net realized gain (loss)			(857)
Realized gain distributions			49,814
Net change in unrealized appreciation (depreciation)			13,351
Net gain (loss)			62,308

Increase (decrease) in net assets from operations			$58,261

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,047)	$(3,189)
Net realized gain (loss)		(857)	(28,326)
Realized gain distributions		49,814	-
Net change in unrealized appreciation (depreciation)		13,351	95,142

Increase (decrease) in net assets from operations		58,261	63,627

Contract owner transactions:
Proceeds from units sold		109,786	85,629
Cost of units redeemed		(33,837)	(102,942)
Account charges		(423)	(299)
Increase (decrease)		75,526	(17,612)
Net increase (decrease)		133,787	46,015
Net assets, beginning		561,350	515,335
Net assets, ending		$695,137	$561,350

Units sold		71,439	65,804
Units redeemed		(25,869)	(80,600)
Net increase (decrease)		45,570	(14,796)
Units outstanding, beginning		373,934	388,730
Units outstanding, ending		419,504	373,934

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,103,287
Cost of units redeemed/account charges			(535,866)
Net investment income (loss)			(18,055)
Net realized gain (loss)			(65,727)
Realized gain distributions			247,336
Net change in unrealized appreciation (depreciation)			(35,838)
Net assets			$695,137

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	420	$695	1.25%	10.4%	12/31/2024	$1.69	0	$0	1.00%	10.7%	12/31/2024	$1.72	0	$0	0.75%	10.9%
12/31/2023	1.50	374	561	1.25%	13.2%	12/31/2023	1.53	0	0	1.00%	13.5%	12/31/2023	1.55	0	0	0.75%	13.8%
12/31/2022	1.33	389	515	1.25%	-17.5%	12/31/2022	1.34	0	0	1.00%	-17.3%	12/31/2022	1.36	0	0	0.75%	-17.1%
12/31/2021	1.61	373	599	1.25%	21.0%	12/31/2021	1.63	0	0	1.00%	21.3%	12/31/2021	1.64	0	0	0.75%	21.6%
12/31/2020	1.33	238	316	1.25%	16.8%	12/31/2020	1.34	0	0	1.00%	17.1%	12/31/2020	1.35	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	11.2%	12/31/2024	$1.79	0	$0	0.25%	11.5%	12/31/2024	$1.82	0	$0	0.00%	11.8%
12/31/2023	1.58	0	0	0.50%	14.1%	12/31/2023	1.60	0	0	0.25%	14.4%	12/31/2023	1.63	0	0	0.00%	14.7%
12/31/2022	1.38	0	0	0.50%	-16.9%	12/31/2022	1.40	0	0	0.25%	-16.7%	12/31/2022	1.42	0	0	0.00%	-16.5%
12/31/2021	1.66	0	0	0.50%	21.9%	12/31/2021	1.68	0	0	0.25%	22.2%	12/31/2021	1.70	0	0	0.00%	22.5%
12/31/2020	1.36	0	0	0.50%	17.7%	12/31/2020	1.38	0	0	0.25%	18.0%	12/31/2020	1.39	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.6%
2022	0.7%
2021	0.3%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R4 Class - 06-GJH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.78
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,730,538
Cost of units redeemed/account charges			(45,533,689)
Net investment income (loss)			339,823
Net realized gain (loss)			3,817,939
Realized gain distributions			1,645,389
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	1.25%	15.1%	12/31/2024	$1.78	0	$0	1.00%	15.4%	12/31/2024	$1.79	0	$0	0.75%	15.7%
12/31/2023	1.50	0	0	1.25%	8.4%	12/31/2023	1.54	0	0	1.00%	8.7%	12/31/2023	1.54	0	0	0.75%	8.9%
12/31/2022	1.38	0	0	1.25%	-5.1%	12/31/2022	1.42	0	0	1.00%	-4.8%	12/31/2022	1.42	0	0	0.75%	-4.6%
12/31/2021	1.46	0	0	1.25%	27.0%	12/31/2021	1.49	0	0	1.00%	27.3%	12/31/2021	1.49	0	0	0.75%	27.7%
12/31/2020	1.15	25,642	29,384	1.25%	-3.0%	12/31/2020	1.17	0	0	1.00%	-2.7%	12/31/2020	1.16	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	16.0%	12/31/2024	$1.85	0	$0	0.25%	16.3%	12/31/2024	$1.88	0	$0	0.00%	16.6%
12/31/2023	1.57	0	0	0.50%	9.2%	12/31/2023	1.59	0	0	0.25%	9.5%	12/31/2023	1.62	0	0	0.00%	9.8%
12/31/2022	1.44	0	0	0.50%	-4.4%	12/31/2022	1.45	0	0	0.25%	-4.1%	12/31/2022	1.47	0	0	0.00%	-3.9%
12/31/2021	1.50	0	0	0.50%	28.0%	12/31/2021	1.52	0	0	0.25%	28.3%	12/31/2021	1.53	0	0	0.00%	28.6%
12/31/2020	1.17	0	0	0.50%	-2.3%	12/31/2020	1.18	0	0	0.25%	-2.0%	12/31/2020	1.19	0	0	0.00%	-1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R6 Class - 06-GJJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,294	$4,647	114
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,296	2,447	$1.76
Band 100	-	-	1.81
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$4,296	2,447

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$77
Mortality & expense charges			(14)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			347
Net change in unrealized appreciation (depreciation)			(353)
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$57

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$(38)
Net realized gain (loss)		-	(3,250)
Realized gain distributions		347	-
Net change in unrealized appreciation (depreciation)		(353)	2,802

Increase (decrease) in net assets from operations		57	(486)

Contract owner transactions:
Proceeds from units sold		4,240	30
Cost of units redeemed		-	(10,694)
Account charges		(1)	-
Increase (decrease)		4,239	(10,664)
Net increase (decrease)		4,296	(11,150)
Net assets, beginning		-	11,150
Net assets, ending		$4,296	$-

Units sold		2,447	20
Units redeemed		-	(7,986)
Net increase (decrease)		2,447	(7,966)
Units outstanding, beginning		-	7,966
Units outstanding, ending		2,447	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,061,338
Cost of units redeemed/account charges			(3,762,523)
Net investment income (loss)			28,713
Net realized gain (loss)			585,439
Realized gain distributions			91,682
Net change in unrealized appreciation (depreciation)			(353)
Net assets			$4,296

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.76	2	$4	1.25%	15.4%	12/31/2024	$1.81	0	$0	1.00%	15.7%	12/31/2024	$1.82	0	$0	0.75%	16.0%
12/31/2023	1.52	0	0	1.25%	8.6%	12/31/2023	1.56	0	0	1.00%	8.9%	12/31/2023	1.57	0	0	0.75%	9.2%
12/31/2022	1.40	8	11	1.25%	-4.8%	12/31/2022	1.44	0	0	1.00%	-4.6%	12/31/2022	1.44	0	0	0.75%	-4.4%
12/31/2021	1.47	7	11	1.25%	27.4%	12/31/2021	1.51	0	0	1.00%	27.7%	12/31/2021	1.50	0	0	0.75%	28.0%
12/31/2020	1.15	2,229	2,574	1.25%	-2.7%	12/31/2020	1.18	0	0	1.00%	-2.5%	12/31/2020	1.17	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	0.50%	16.3%	12/31/2024	$1.88	0	$0	0.25%	16.6%	12/31/2024	$1.92	0	$0	0.00%	16.9%
12/31/2023	1.59	0	0	0.50%	9.5%	12/31/2023	1.62	0	0	0.25%	9.7%	12/31/2023	1.64	0	0	0.00%	10.0%
12/31/2022	1.45	0	0	0.50%	-4.1%	12/31/2022	1.47	0	0	0.25%	-3.9%	12/31/2022	1.49	0	0	0.00%	-3.7%
12/31/2021	1.52	0	0	0.50%	28.3%	12/31/2021	1.53	0	0	0.25%	28.6%	12/31/2021	1.55	0	0	0.00%	29.0%
12/31/2020	1.18	0	0	0.50%	-2.0%	12/31/2020	1.19	0	0	0.25%	-1.8%	12/31/2020	1.20	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	0.0%
2022	2.0%
2021	0.0%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Value Fund R6 Class - 06-3GF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,658,889	$1,614,635	83,970
Receivables: investments sold	376
Payables: investments purchased	-
Net assets	$1,659,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,659,265	929,590	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$1,659,265	929,590

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,516
Mortality & expense charges			(19,395)
Net investment income (loss)			7,121

Gain (loss) on investments:
Net realized gain (loss)			49,137
Realized gain distributions			146,141
Net change in unrealized appreciation (depreciation)			6,493
Net gain (loss)			201,771

Increase (decrease) in net assets from operations			$208,892

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,121	$8,577
Net realized gain (loss)		49,137	(551)
Realized gain distributions		146,141	43,181
Net change in unrealized appreciation (depreciation)		6,493	45,042

Increase (decrease) in net assets from operations		208,892	96,249

Contract owner transactions:
Proceeds from units sold		711,929	710,171
Cost of units redeemed		(461,151)	(370,804)
Account charges		(1,857)	(2,186)
Increase (decrease)		248,921	337,181
Net increase (decrease)		457,813	433,430
Net assets, beginning		1,201,452	768,022
Net assets, ending		$1,659,265	$1,201,452

Units sold		428,675	488,466
Units redeemed		(269,711)	(260,550)
Net increase (decrease)		158,964	227,916
Units outstanding, beginning		770,626	542,710
Units outstanding, ending		929,590	770,626

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,778,807
Cost of units redeemed/account charges			(1,515,275)
Net investment income (loss)			20,866
Net realized gain (loss)			55,353
Realized gain distributions			275,260
Net change in unrealized appreciation (depreciation)			44,254
Net assets			$1,659,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	930	$1,659	1.25%	14.5%	12/31/2024	$1.81	0	$0	1.00%	14.8%	12/31/2024	$1.84	0	$0	0.75%	15.1%
12/31/2023	1.56	771	1,201	1.25%	10.2%	12/31/2023	1.58	0	0	1.00%	10.4%	12/31/2023	1.60	0	0	0.75%	10.7%
12/31/2022	1.42	543	768	1.25%	-1.1%	12/31/2022	1.43	0	0	1.00%	-0.9%	12/31/2022	1.45	0	0	0.75%	-0.6%
12/31/2021	1.43	558	799	1.25%	22.5%	12/31/2021	1.44	0	0	1.00%	22.8%	12/31/2021	1.46	0	0	0.75%	23.1%
12/31/2020	1.17	183	213	1.25%	9.4%	12/31/2020	1.18	0	0	1.00%	9.7%	12/31/2020	1.18	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	15.4%	12/31/2024	$1.90	0	$0	0.25%	15.6%	12/31/2024	$1.93	0	$0	0.00%	15.9%
12/31/2023	1.62	0	0	0.50%	11.0%	12/31/2023	1.65	0	0	0.25%	11.3%	12/31/2023	1.67	0	0	0.00%	11.5%
12/31/2022	1.46	0	0	0.50%	-0.4%	12/31/2022	1.48	0	0	0.25%	-0.1%	12/31/2022	1.50	0	0	0.00%	0.1%
12/31/2021	1.47	0	0	0.50%	23.4%	12/31/2021	1.48	0	0	0.25%	23.7%	12/31/2021	1.49	0	0	0.00%	24.0%
12/31/2020	1.19	0	0	0.50%	10.3%	12/31/2020	1.20	0	0	0.25%	10.5%	12/31/2020	1.20	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.2%
2022	1.6%
2021	1.0%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,717,791	$59,810,929	994,185
Receivables: investments sold	-
Payables: investments purchased	(464,660)
Net assets	$83,253,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,253,131	30,386,805	$2.74
Band 100	-	-	2.78
Band 75	-	-	2.83
Band 50	-	-	2.88
Band 25	-	-	2.92
Band 0	-	-	2.97
Total	$83,253,131	30,386,805

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$173,461
Mortality & expense charges			(918,675)
Net investment income (loss)			(745,214)

Gain (loss) on investments:
Net realized gain (loss)			2,208,113
Realized gain distributions			789,783
Net change in unrealized appreciation (depreciation)			17,395,713
Net gain (loss)			20,393,609

Increase (decrease) in net assets from operations			$19,648,395

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(745,214)	$(379,180)
Net realized gain (loss)		2,208,113	(295,364)
Realized gain distributions		789,783	-
Net change in unrealized appreciation (depreciation)		17,395,713	13,387,738

Increase (decrease) in net assets from operations		19,648,395	12,713,194

Contract owner transactions:
Proceeds from units sold		32,258,492	39,393,911
Cost of units redeemed		(27,107,778)	(19,713,067)
Account charges		(54,160)	(41,901)
Increase (decrease)		5,096,554	19,638,943
Net increase (decrease)		24,744,949	32,352,137
Net assets, beginning		58,508,182	26,156,045
Net assets, ending		$83,253,131	$58,508,182

Units sold		13,280,703	22,741,475
Units redeemed		(11,187,998)	(11,305,982)
Net increase (decrease)		2,092,705	11,435,493
Units outstanding, beginning		28,294,100	16,858,607
Units outstanding, ending		30,386,805	28,294,100

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$123,324,178
Cost of units redeemed/account charges			(68,294,341)
Net investment income (loss)			(1,391,112)
Net realized gain (loss)			1,925,589
Realized gain distributions			3,781,955
Net change in unrealized appreciation (depreciation)			23,906,862
Net assets			$83,253,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.74	30,387	$83,253	1.25%	32.5%	12/31/2024	$2.78	0	$0	1.00%	32.8%	12/31/2024	$2.83	0	$0	0.75%	33.2%
12/31/2023	2.07	28,294	58,508	1.25%	33.3%	12/31/2023	2.10	0	0	1.00%	33.6%	12/31/2023	2.12	0	0	0.75%	33.9%
12/31/2022	1.55	16,859	26,156	1.25%	-26.1%	12/31/2022	1.57	0	0	1.00%	-26.0%	12/31/2022	1.59	0	0	0.75%	-25.8%
12/31/2021	2.10	10,895	22,885	1.25%	17.3%	12/31/2021	2.12	0	0	1.00%	17.6%	12/31/2021	2.14	0	0	0.75%	17.9%
12/31/2020	1.79	2,740	4,907	1.25%	54.5%	12/31/2020	1.80	0	0	1.00%	54.9%	12/31/2020	1.81	0	0	0.75%	55.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	0	$0	0.50%	33.5%	12/31/2024	$2.92	0	$0	0.25%	33.8%	12/31/2024	$2.97	0	$0	0.00%	34.2%
12/31/2023	2.15	0	0	0.50%	34.3%	12/31/2023	2.18	0	0	0.25%	34.6%	12/31/2023	2.21	0	0	0.00%	35.0%
12/31/2022	1.60	0	0	0.50%	-25.6%	12/31/2022	1.62	0	0	0.25%	-25.4%	12/31/2022	1.64	0	0	0.00%	-25.2%
12/31/2021	2.16	0	0	0.50%	18.2%	12/31/2021	2.17	0	0	0.25%	18.5%	12/31/2021	2.19	0	0	0.00%	18.8%
12/31/2020	1.82	0	0	0.50%	55.6%	12/31/2020	1.83	0	0	0.25%	56.0%	12/31/2020	1.85	0	0	0.00%	56.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.4%
2022	0.6%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Growth Fund R6 Class - 06-3JM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,512,242	$1,545,853	68,351
Receivables: investments sold	13,359
Payables: investments purchased	-
Net assets	$1,525,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,525,601	1,160,452	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$1,525,601	1,160,452

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,689
Mortality & expense charges			(15,946)
Net investment income (loss)			(4,257)

Gain (loss) on investments:
Net realized gain (loss)			(104,653)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			239,936
Net gain (loss)			135,283

Increase (decrease) in net assets from operations			$131,026

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,257)	$(15,785)
Net realized gain (loss)		(104,653)	(103,077)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		239,936	278,714

Increase (decrease) in net assets from operations		131,026	159,852

Contract owner transactions:
Proceeds from units sold		934,880	494,582
Cost of units redeemed		(958,502)	(432,207)
Account charges		(789)	(689)
Increase (decrease)		(24,411)	61,686
Net increase (decrease)		106,615	221,538
Net assets, beginning		1,418,986	1,197,448
Net assets, ending		$1,525,601	$1,418,986

Units sold		741,251	457,567
Units redeemed		(785,619)	(402,302)
Net increase (decrease)		(44,368)	55,265
Units outstanding, beginning		1,204,820	1,149,555
Units outstanding, ending		1,160,452	1,204,820

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,415,925
Cost of units redeemed/account charges			(2,944,526)
Net investment income (loss)			(60,712)
Net realized gain (loss)			(127,455)
Realized gain distributions			275,980
Net change in unrealized appreciation (depreciation)			(33,611)
Net assets			$1,525,601

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	1,160	$1,526	1.25%	11.6%	12/31/2024	$1.34	0	$0	1.00%	11.9%	12/31/2024	$1.36	0	$0	0.75%	12.2%
12/31/2023	1.18	1,205	1,419	1.25%	13.1%	12/31/2023	1.19	0	0	1.00%	13.3%	12/31/2023	1.21	0	0	0.75%	13.6%
12/31/2022	1.04	1,150	1,197	1.25%	-33.0%	12/31/2022	1.05	0	0	1.00%	-32.8%	12/31/2022	1.06	0	0	0.75%	-32.6%
12/31/2021	1.55	1,062	1,650	1.25%	-6.7%	12/31/2021	1.57	0	0	1.00%	-6.5%	12/31/2021	1.58	0	0	0.75%	-6.3%
12/31/2020	1.67	849	1,414	1.25%	58.0%	12/31/2020	1.68	0	0	1.00%	58.4%	12/31/2020	1.69	0	0	0.75%	58.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	12.5%	12/31/2024	$1.40	0	$0	0.25%	12.8%	12/31/2024	$1.42	0	$0	0.00%	13.0%
12/31/2023	1.23	0	0	0.50%	13.9%	12/31/2023	1.24	0	0	0.25%	14.2%	12/31/2023	1.26	0	0	0.00%	14.5%
12/31/2022	1.08	0	0	0.50%	-32.5%	12/31/2022	1.09	0	0	0.25%	-32.3%	12/31/2022	1.10	0	0	0.00%	-32.1%
12/31/2021	1.59	0	0	0.50%	-6.0%	12/31/2021	1.61	0	0	0.25%	-5.8%	12/31/2021	1.62	0	0	0.00%	-5.6%
12/31/2020	1.69	0	0	0.50%	59.2%	12/31/2020	1.70	0	0	0.25%	59.6%	12/31/2020	1.71	0	0	0.00%	60.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$513,346	$572,164	17,080
Receivables: investments sold	3,498
Payables: investments purchased	-
Net assets	$516,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$516,844	498,226	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$516,844	498,226

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,179
Mortality & expense charges			(5,268)
Net investment income (loss)			2,911

Gain (loss) on investments:
Net realized gain (loss)			(25,374)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,408
Net gain (loss)			(4,966)

Increase (decrease) in net assets from operations			$(2,055)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,911	$1,376
Net realized gain (loss)		(25,374)	(22,897)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,408	37,525

Increase (decrease) in net assets from operations		(2,055)	16,004

Contract owner transactions:
Proceeds from units sold		524,377	42,081
Cost of units redeemed		(299,401)	(12,241)
Account charges		(430)	(361)
Increase (decrease)		224,546	29,479
Net increase (decrease)		222,491	45,483
Net assets, beginning		294,353	248,870
Net assets, ending		$516,844	$294,353

Units sold		494,608	42,460
Units redeemed		(286,686)	(12,607)
Net increase (decrease)		207,922	29,853
Units outstanding, beginning		290,304	260,451
Units outstanding, ending		498,226	290,304

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,081,103
Cost of units redeemed/account charges			(475,885)
Net investment income (loss)			1,655
Net realized gain (loss)			(41,595)
Realized gain distributions			10,384
Net change in unrealized appreciation (depreciation)			(58,818)
Net assets			$516,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	498	$517	1.25%	2.3%	12/31/2024	$1.05	0	$0	1.00%	2.6%	12/31/2024	$1.07	0	$0	0.75%	2.8%
12/31/2023	1.01	290	294	1.25%	6.1%	12/31/2023	1.02	0	0	1.00%	6.4%	12/31/2023	1.04	0	0	0.75%	6.6%
12/31/2022	0.96	260	249	1.25%	-26.5%	12/31/2022	0.96	0	0	1.00%	-26.4%	12/31/2022	0.97	0	0	0.75%	-26.2%
12/31/2021	1.30	204	266	1.25%	-11.3%	12/31/2021	1.31	0	0	1.00%	-11.0%	12/31/2021	1.32	0	0	0.75%	-10.8%
12/31/2020	1.47	65	96	1.25%	33.3%	12/31/2020	1.47	0	0	1.00%	33.7%	12/31/2020	1.48	0	0	0.75%	34.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	3.1%	12/31/2024	$1.09	0	$0	0.25%	3.3%	12/31/2024	$1.11	0	$0	0.00%	3.6%
12/31/2023	1.05	0	0	0.50%	6.9%	12/31/2023	1.06	0	0	0.25%	7.2%	12/31/2023	1.07	0	0	0.00%	7.4%
12/31/2022	0.98	0	0	0.50%	-26.0%	12/31/2022	0.99	0	0	0.25%	-25.8%	12/31/2022	1.00	0	0	0.00%	-25.6%
12/31/2021	1.32	0	0	0.50%	-10.6%	12/31/2021	1.33	0	0	0.25%	-10.4%	12/31/2021	1.34	0	0	0.00%	-10.1%
12/31/2020	1.48	0	0	0.50%	34.3%	12/31/2020	1.48	0	0	0.25%	34.7%	12/31/2020	1.49	0	0	0.00%	35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.8%
2022	0.7%
2021	1.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Value Fund R6 Class - 06-44Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,714	$306,631	11,315
Receivables: investments sold	7,376
Payables: investments purchased	-
Net assets	$312,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,090	204,578	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$312,090	204,578

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,317
Mortality & expense charges			(3,481)
Net investment income (loss)			(164)

Gain (loss) on investments:
Net realized gain (loss)			431
Realized gain distributions			16,859
Net change in unrealized appreciation (depreciation)			4,053
Net gain (loss)			21,343

Increase (decrease) in net assets from operations			$21,179

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(164)	$1,260
Net realized gain (loss)		431	(3,358)
Realized gain distributions		16,859	312
Net change in unrealized appreciation (depreciation)		4,053	26,863

Increase (decrease) in net assets from operations		21,179	25,077

Contract owner transactions:
Proceeds from units sold		112,002	62,486
Cost of units redeemed		(50,370)	(23,705)
Account charges		(184)	(131)
Increase (decrease)		61,448	38,650
Net increase (decrease)		82,627	63,727
Net assets, beginning		229,463	165,736
Net assets, ending		$312,090	$229,463

Units sold		75,938	49,276
Units redeemed		(33,586)	(18,154)
Net increase (decrease)		42,352	31,122
Units outstanding, beginning		162,226	131,104
Units outstanding, ending		204,578	162,226

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$410,109
Cost of units redeemed/account charges			(131,664)
Net investment income (loss)			1,431
Net realized gain (loss)			(3,236)
Realized gain distributions			37,367
Net change in unrealized appreciation (depreciation)			(1,917)
Net assets			$312,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	205	$312	1.25%	7.9%	12/31/2024	$1.55	0	$0	1.00%	8.1%	12/31/2024	$1.57	0	$0	0.75%	8.4%
12/31/2023	1.41	162	229	1.25%	11.9%	12/31/2023	1.43	0	0	1.00%	12.2%	12/31/2023	1.45	0	0	0.75%	12.5%
12/31/2022	1.26	131	166	1.25%	-14.3%	12/31/2022	1.28	0	0	1.00%	-14.1%	12/31/2022	1.29	0	0	0.75%	-13.9%
12/31/2021	1.48	40	59	1.25%	31.3%	12/31/2021	1.48	0	0	1.00%	31.7%	12/31/2021	1.49	0	0	0.75%	32.0%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	8.7%	12/31/2024	$1.61	0	$0	0.25%	8.9%	12/31/2024	$1.63	0	$0	0.00%	9.2%
12/31/2023	1.46	0	0	0.50%	12.7%	12/31/2023	1.48	0	0	0.25%	13.0%	12/31/2023	1.50	0	0	0.00%	13.3%
12/31/2022	1.30	0	0	0.50%	-13.7%	12/31/2022	1.31	0	0	0.25%	-13.4%	12/31/2022	1.32	0	0	0.00%	-13.2%
12/31/2021	1.50	0	0	0.50%	32.3%	12/31/2021	1.51	0	0	0.25%	32.7%	12/31/2021	1.52	0	0	0.00%	33.0%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.14	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.9%
2022	1.1%
2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	6.1%	12/31/2024	$1.21	0	$0	1.00%	6.4%	12/31/2024	$1.23	0	$0	0.75%	6.6%
12/31/2023	1.13	0	0	1.25%	8.1%	12/31/2023	1.14	0	0	1.00%	8.3%	12/31/2023	1.15	0	0	0.75%	8.6%
12/31/2022	1.04	0	0	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.06	0	0	0.75%	-13.4%
12/31/2021	1.21	0	0	1.25%	7.9%	12/31/2021	1.22	0	0	1.00%	8.2%	12/31/2021	1.23	0	0	0.75%	8.5%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	6.9%	12/31/2024	$1.27	0	$0	0.25%	7.2%	12/31/2024	$1.28	0	$0	0.00%	7.5%
12/31/2023	1.17	0	0	0.50%	8.9%	12/31/2023	1.18	0	0	0.25%	9.2%	12/31/2023	1.20	0	0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	-13.2%	12/31/2022	1.08	0	0	0.25%	-13.0%	12/31/2022	1.09	0	0	0.00%	-12.7%
12/31/2021	1.23	0	0	0.50%	8.8%	12/31/2021	1.24	0	0	0.25%	9.0%	12/31/2021	1.25	0	0	0.00%	9.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.15	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Plus Bond Fund R6 Class - 06-3W6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,839,031	$3,051,871	400,438
Receivables: investments sold	12,094
Payables: investments purchased	-
Net assets	$2,851,125

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,851,125	2,804,539	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$2,851,125	2,804,539

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$121,417
Mortality & expense charges			(30,957)
Net investment income (loss)			90,460

Gain (loss) on investments:
Net realized gain (loss)			(19,216)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(23,629)
Net gain (loss)			(42,845)

Increase (decrease) in net assets from operations			$47,615

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$90,460	$53,715
Net realized gain (loss)		(19,216)	(45,208)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(23,629)	81,567

Increase (decrease) in net assets from operations		47,615	90,074

Contract owner transactions:
Proceeds from units sold		964,671	651,682
Cost of units redeemed		(212,887)	(243,565)
Account charges		(1,509)	(759)
Increase (decrease)		750,275	407,358
Net increase (decrease)		797,890	497,432
Net assets, beginning		2,053,235	1,555,803
Net assets, ending		$2,851,125	$2,053,235

Units sold		964,240	676,047
Units redeemed		(214,062)	(256,117)
Net increase (decrease)		750,178	419,930
Units outstanding, beginning		2,054,361	1,634,431
Units outstanding, ending		2,804,539	2,054,361

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,076,232
Cost of units redeemed/account charges			(2,139,265)
Net investment income (loss)			205,369
Net realized gain (loss)			(100,127)
Realized gain distributions			21,756
Net change in unrealized appreciation (depreciation)			(212,840)
Net assets			$2,851,125

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	2,805	$2,851	1.25%	1.7%	12/31/2024	$1.03	0	$0	1.00%	2.0%	12/31/2024	$1.05	0	$0	0.75%	2.2%
12/31/2023	1.00	2,054	2,053	1.25%	5.0%	12/31/2023	1.01	0	0	1.00%	5.3%	12/31/2023	1.02	0	0	0.75%	5.5%
12/31/2022	0.95	1,634	1,556	1.25%	-13.8%	12/31/2022	0.96	0	0	1.00%	-13.6%	12/31/2022	0.97	0	0	0.75%	-13.4%
12/31/2021	1.10	1,705	1,883	1.25%	-1.3%	12/31/2021	1.11	0	0	1.00%	-1.1%	12/31/2021	1.12	0	0	0.75%	-0.8%
12/31/2020	1.12	508	568	1.25%	6.5%	12/31/2020	1.12	0	0	1.00%	6.8%	12/31/2020	1.13	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	2.5%	12/31/2024	$1.08	0	$0	0.25%	2.7%	12/31/2024	$1.09	0	$0	0.00%	3.0%
12/31/2023	1.04	0	0	0.50%	5.8%	12/31/2023	1.05	0	0	0.25%	6.0%	12/31/2023	1.06	0	0	0.00%	6.3%
12/31/2022	0.98	0	0	0.50%	-13.2%	12/31/2022	0.99	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.13	0	0	0.50%	-0.6%	12/31/2021	1.14	0	0	0.25%	-0.4%	12/31/2021	1.14	0	0	0.00%	-0.1%
12/31/2020	1.13	0	0	0.50%	7.3%	12/31/2020	1.14	0	0	0.25%	7.6%	12/31/2020	1.14	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	4.2%
2022	3.0%
2021	3.5%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire Income R6 Class - 06-47H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,996	$188,608	12,555
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$192,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,982	163,907	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$192,982	163,907

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,477
Mortality & expense charges			(1,625)
Net investment income (loss)			5,852

Gain (loss) on investments:
Net realized gain (loss)			437
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,388
Net gain (loss)			4,825

Increase (decrease) in net assets from operations			$10,677

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,852	$-
Net realized gain (loss)		437	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,388	-

Increase (decrease) in net assets from operations		10,677	-

Contract owner transactions:
Proceeds from units sold		186,650	-
Cost of units redeemed		(4,321)	-
Account charges		(24)	-
Increase (decrease)		182,305	-
Net increase (decrease)		192,982	-
Net assets, beginning		-	-
Net assets, ending		$192,982	$-

Units sold		167,526	-
Units redeemed		(3,619)	-
Net increase (decrease)		163,907	-
Units outstanding, beginning		-	-
Units outstanding, ending		163,907	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$186,650
Cost of units redeemed/account charges			(4,345)
Net investment income (loss)			5,852
Net realized gain (loss)			437
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,388
Net assets			$192,982

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	164	$193	1.25%	6.8%	12/31/2024	$1.19	0	$0	1.00%	7.1%	12/31/2024	$1.21	0	$0	0.75%	7.4%
12/31/2023	1.10	0	0	1.25%	10.7%	12/31/2023	1.11	0	0	1.00%	10.9%	12/31/2023	1.13	0	0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.18	0	0	1.00%	5.1%	12/31/2021	1.18	0	0	0.75%	5.4%
12/31/2020	1.12	0	0	1.25%	8.7%	12/31/2020	1.12	0	0	1.00%	8.9%	12/31/2020	1.12	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	7.6%	12/31/2024	$1.24	0	$0	0.25%	7.9%	12/31/2024	$1.26	0	$0	0.00%	8.2%
12/31/2023	1.14	0	0	0.50%	11.5%	12/31/2023	1.15	0	0	0.25%	11.8%	12/31/2023	1.16	0	0	0.00%	12.1%
12/31/2022	1.02	0	0	0.50%	-14.3%	12/31/2022	1.03	0	0	0.25%	-14.1%	12/31/2022	1.04	0	0	0.00%	-13.9%
12/31/2021	1.19	0	0	0.50%	5.7%	12/31/2021	1.20	0	0	0.25%	5.9%	12/31/2021	1.21	0	0	0.00%	6.2%
12/31/2020	1.13	0	0	0.50%	9.5%	12/31/2020	1.13	0	0	0.25%	9.7%	12/31/2020	1.14	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.7%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UndscvrdMgrs Behavioral Val R6 Class - 06-4FX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,717,544	$8,554,430	107,517
Receivables: investments sold	344,004
Payables: investments purchased	-
Net assets	$9,061,548

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,061,548	5,480,769	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$9,061,548	5,480,769

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$168,242
Mortality & expense charges			(53,982)
Net investment income (loss)			114,260

Gain (loss) on investments:
Net realized gain (loss)			196,116
Realized gain distributions			237,518
Net change in unrealized appreciation (depreciation)			163,027
Net gain (loss)			596,661

Increase (decrease) in net assets from operations			$710,921

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$114,260	$72
Net realized gain (loss)		196,116	(1)
Realized gain distributions		237,518	283
Net change in unrealized appreciation (depreciation)		163,027	87

Increase (decrease) in net assets from operations		710,921	441

Contract owner transactions:
Proceeds from units sold		10,686,145	5,798
Cost of units redeemed		(2,325,927)	(1,435)
Account charges		(14,389)	(6)
Increase (decrease)		8,345,829	4,357
Net increase (decrease)		9,056,750	4,798
Net assets, beginning		4,798	-
Net assets, ending		$9,061,548	$4,798

Units sold		7,117,546	4,218
Units redeemed		(1,639,939)	(1,056)
Net increase (decrease)		5,477,607	3,162
Units outstanding, beginning		3,162	-
Units outstanding, ending		5,480,769	3,162

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,691,943
Cost of units redeemed/account charges			(2,341,757)
Net investment income (loss)			114,332
Net realized gain (loss)			196,115
Realized gain distributions			237,801
Net change in unrealized appreciation (depreciation)			163,114
Net assets			$9,061,548

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	5,481	$9,062	1.25%	9.0%	12/31/2024	$1.67	0	$0	1.00%	9.2%	12/31/2024	$1.70	0	$0	0.75%	9.5%
12/31/2023	1.52	3	5	1.25%	13.1%	12/31/2023	1.53	0	0	1.00%	13.4%	12/31/2023	1.55	0	0	0.75%	13.7%
12/31/2022	1.34	0	0	1.25%	-2.3%	12/31/2022	1.35	0	0	1.00%	-2.1%	12/31/2022	1.36	0	0	0.75%	-1.8%
12/31/2021	1.37	0	0	1.25%	32.8%	12/31/2021	1.38	0	0	1.00%	33.2%	12/31/2021	1.39	0	0	0.75%	33.5%
12/31/2020	1.03	0	0	1.25%	2.3%	12/31/2020	1.04	0	0	1.00%	2.6%	12/31/2020	1.04	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	9.8%	12/31/2024	$1.74	0	$0	0.25%	10.1%	12/31/2024	$1.76	0	$0	0.00%	10.4%
12/31/2023	1.56	0	0	0.50%	14.0%	12/31/2023	1.58	0	0	0.25%	14.3%	12/31/2023	1.60	0	0	0.00%	14.6%
12/31/2022	1.37	0	0	0.50%	-1.6%	12/31/2022	1.38	0	0	0.25%	-1.3%	12/31/2022	1.39	0	0	0.00%	-1.1%
12/31/2021	1.39	0	0	0.50%	33.8%	12/31/2021	1.40	0	0	0.25%	34.2%	12/31/2021	1.41	0	0	0.00%	34.5%
12/31/2020	1.04	0	0	0.50%	3.1%	12/31/2020	1.04	0	0	0.25%	3.4%	12/31/2020	1.05	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	3.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Allocation R6 Class - 06-4FH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,808	$14,669	785
Receivables: investments sold	130
Payables: investments purchased	-
Net assets	$15,938

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,938	12,776	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$15,938	12,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$354
Mortality & expense charges			(158)
Net investment income (loss)			196

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			497
Net gain (loss)			513

Increase (decrease) in net assets from operations			$709

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$196	$(60)
Net realized gain (loss)		16	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		497	715

Increase (decrease) in net assets from operations		709	655

Contract owner transactions:
Proceeds from units sold		6,479	6,137
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		6,479	6,137
Net increase (decrease)		7,188	6,792
Net assets, beginning		8,750	1,958
Net assets, ending		$15,938	$8,750

Units sold		5,257	5,642
Units redeemed		-	-
Net increase (decrease)		5,257	5,642
Units outstanding, beginning		7,519	1,877
Units outstanding, ending		12,776	7,519

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,759
Cost of units redeemed/account charges			(5,038)
Net investment income (loss)			209
Net realized gain (loss)			(131)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,139
Net assets			$15,938

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	13	$16	1.25%	7.2%	12/31/2024	$1.26	0	$0	1.00%	7.5%	12/31/2024	$1.28	0	$0	0.75%	7.7%
12/31/2023	1.16	8	9	1.25%	11.6%	12/31/2023	1.18	0	0	1.00%	11.8%	12/31/2023	1.19	0	0	0.75%	12.1%
12/31/2022	1.04	2	2	1.25%	-19.5%	12/31/2022	1.05	0	0	1.00%	-19.2%	12/31/2022	1.06	0	0	0.75%	-19.0%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.30	0	0	1.00%	8.5%	12/31/2021	1.31	0	0	0.75%	8.8%
12/31/2020	1.20	0	0	1.25%	14.2%	12/31/2020	1.20	0	0	1.00%	14.5%	12/31/2020	1.20	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	8.0%	12/31/2024	$1.31	0	$0	0.25%	8.3%	12/31/2024	$1.33	0	$0	0.00%	8.6%
12/31/2023	1.20	0	0	0.50%	12.4%	12/31/2023	1.21	0	0	0.25%	12.7%	12/31/2023	1.23	0	0	0.00%	13.0%
12/31/2022	1.07	0	0	0.50%	-18.8%	12/31/2022	1.08	0	0	0.25%	-18.6%	12/31/2022	1.09	0	0	0.00%	-18.4%
12/31/2021	1.32	0	0	0.50%	9.1%	12/31/2021	1.32	0	0	0.25%	9.3%	12/31/2021	1.33	0	0	0.00%	9.6%
12/31/2020	1.21	0	0	0.50%	15.1%	12/31/2020	1.21	0	0	0.25%	15.4%	12/31/2020	1.21	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	0.0%
2022	9.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2020 R6 Class - 06-46R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,176	$52,109	3,327
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$52,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,168	43,902	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$52,168	43,902

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,092
Mortality & expense charges			(3,190)
Net investment income (loss)			(1,098)

Gain (loss) on investments:
Net realized gain (loss)			40,354
Realized gain distributions			449
Net change in unrealized appreciation (depreciation)			(17,121)
Net gain (loss)			23,682

Increase (decrease) in net assets from operations			$22,584

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,098)	$6,097
Net realized gain (loss)		40,354	121
Realized gain distributions		449	-
Net change in unrealized appreciation (depreciation)		(17,121)	19,783

Increase (decrease) in net assets from operations		22,584	26,001

Contract owner transactions:
Proceeds from units sold		8,328	4,463
Cost of units redeemed		(251,637)	(489)
Account charges		(263)	(260)
Increase (decrease)		(243,572)	3,714
Net increase (decrease)		(220,988)	29,715
Net assets, beginning		273,156	243,441
Net assets, ending		$52,168	$273,156

Units sold		23,604	4,410
Units redeemed		(225,284)	(874)
Net increase (decrease)		(201,680)	3,536
Units outstanding, beginning		245,582	242,046
Units outstanding, ending		43,902	245,582

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$247,188
Cost of units redeemed/account charges			(252,782)
Net investment income (loss)			11,919
Net realized gain (loss)			40,477
Realized gain distributions			5,299
Net change in unrealized appreciation (depreciation)			67
Net assets			$52,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	44	$52	1.25%	6.8%	12/31/2024	$1.20	0	$0	1.00%	7.1%	12/31/2024	$1.22	0	$0	0.75%	7.4%
12/31/2023	1.11	246	273	1.25%	10.6%	12/31/2023	1.12	0	0	1.00%	10.9%	12/31/2023	1.14	0	0	0.75%	11.1%
12/31/2022	1.01	242	243	1.25%	-14.9%	12/31/2022	1.01	0	0	1.00%	-14.7%	12/31/2022	1.02	0	0	0.75%	-14.5%
12/31/2021	1.18	0	0	1.25%	4.8%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.20	0	0	0.75%	5.3%
12/31/2020	1.13	0	0	1.25%	9.1%	12/31/2020	1.13	0	0	1.00%	9.4%	12/31/2020	1.14	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	7.6%	12/31/2024	$1.25	0	$0	0.25%	7.9%	12/31/2024	$1.27	0	$0	0.00%	8.2%
12/31/2023	1.15	0	0	0.50%	11.4%	12/31/2023	1.16	0	0	0.25%	11.7%	12/31/2023	1.17	0	0	0.00%	12.0%
12/31/2022	1.03	0	0	0.50%	-14.3%	12/31/2022	1.04	0	0	0.25%	-14.1%	12/31/2022	1.05	0	0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	5.6%	12/31/2021	1.21	0	0	0.25%	5.9%	12/31/2021	1.22	0	0	0.00%	6.1%
12/31/2020	1.14	0	0	0.50%	9.9%	12/31/2020	1.14	0	0	0.25%	10.2%	12/31/2020	1.15	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	3.6%
2022	6.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2025 R6 Class - 06-46T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$200,206	$184,946	12,016
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$200,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,198	160,010	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$200,198	160,010

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,537
Mortality & expense charges			(2,404)
Net investment income (loss)			5,133

Gain (loss) on investments:
Net realized gain (loss)			2,353
Realized gain distributions			1,979
Net change in unrealized appreciation (depreciation)			3,076
Net gain (loss)			7,408

Increase (decrease) in net assets from operations			$12,541

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,133	$3,753
Net realized gain (loss)		2,353	55
Realized gain distributions		1,979	-
Net change in unrealized appreciation (depreciation)		3,076	15,380

Increase (decrease) in net assets from operations		12,541	19,188

Contract owner transactions:
Proceeds from units sold		27,131	24,592
Cost of units redeemed		(27,982)	(2)
Account charges		(164)	(160)
Increase (decrease)		(1,015)	24,430
Net increase (decrease)		11,526	43,618
Net assets, beginning		188,672	145,054
Net assets, ending		$200,198	$188,672

Units sold		22,120	22,593
Units redeemed		(24,010)	(312)
Net increase (decrease)		(1,890)	22,281
Units outstanding, beginning		161,900	139,619
Units outstanding, ending		160,010	161,900

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$190,342
Cost of units redeemed/account charges			(28,393)
Net investment income (loss)			12,490
Net realized gain (loss)			2,416
Realized gain distributions			8,083
Net change in unrealized appreciation (depreciation)			15,260
Net assets			$200,198

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	160	$200	1.25%	7.4%	12/31/2024	$1.27	0	$0	1.00%	7.6%	12/31/2024	$1.29	0	$0	0.75%	7.9%
12/31/2023	1.17	162	189	1.25%	12.2%	12/31/2023	1.18	0	0	1.00%	12.4%	12/31/2023	1.19	0	0	0.75%	12.7%
12/31/2022	1.04	140	145	1.25%	-16.6%	12/31/2022	1.05	0	0	1.00%	-16.3%	12/31/2022	1.06	0	0	0.75%	-16.1%
12/31/2021	1.25	0	0	1.25%	7.4%	12/31/2021	1.25	0	0	1.00%	7.7%	12/31/2021	1.26	0	0	0.75%	7.9%
12/31/2020	1.16	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.17	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	8.2%	12/31/2024	$1.32	0	$0	0.25%	8.4%	12/31/2024	$1.34	0	$0	0.00%	8.7%
12/31/2023	1.20	0	0	0.50%	13.0%	12/31/2023	1.22	0	0	0.25%	13.3%	12/31/2023	1.23	0	0	0.00%	13.6%
12/31/2022	1.07	0	0	0.50%	-15.9%	12/31/2022	1.07	0	0	0.25%	-15.7%	12/31/2022	1.08	0	0	0.00%	-15.5%
12/31/2021	1.27	0	0	0.50%	8.2%	12/31/2021	1.27	0	0	0.25%	8.5%	12/31/2021	1.28	0	0	0.00%	8.7%
12/31/2020	1.17	0	0	0.50%	11.3%	12/31/2020	1.18	0	0	0.25%	11.6%	12/31/2020	1.18	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.5%
2022	5.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2030 R6 Class - 06-46V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,306	$21,197	1,211
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$22,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,308	16,805	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$22,308	16,805

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$755
Mortality & expense charges			(275)
Net investment income (loss)			480

Gain (loss) on investments:
Net realized gain (loss)			909
Realized gain distributions			468
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			1,376

Increase (decrease) in net assets from operations			$1,856

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$480	$348
Net realized gain (loss)		909	(1,750)
Realized gain distributions		468	-
Net change in unrealized appreciation (depreciation)		(1)	2,952

Increase (decrease) in net assets from operations		1,856	1,550

Contract owner transactions:
Proceeds from units sold		7,783	13,071
Cost of units redeemed		(6,116)	(2)
Account charges		(12)	(6)
Increase (decrease)		1,655	13,063
Net increase (decrease)		3,511	14,613
Net assets, beginning		18,797	4,184
Net assets, ending		$22,308	$18,797

Units sold		6,020	11,590
Units redeemed		(4,625)	(96)
Net increase (decrease)		1,395	11,494
Units outstanding, beginning		15,410	3,916
Units outstanding, ending		16,805	15,410

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$96,598
Cost of units redeemed/account charges			(81,996)
Net investment income (loss)			2,603
Net realized gain (loss)			(840)
Realized gain distributions			4,834
Net change in unrealized appreciation (depreciation)			1,109
Net assets			$22,308

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	17	$22	1.25%	8.8%	12/31/2024	$1.35	0	$0	1.00%	9.1%	12/31/2024	$1.36	0	$0	0.75%	9.4%
12/31/2023	1.22	15	19	1.25%	14.2%	12/31/2023	1.23	0	0	1.00%	14.4%	12/31/2023	1.25	0	0	0.75%	14.7%
12/31/2022	1.07	4	4	1.25%	-17.5%	12/31/2022	1.08	0	0	1.00%	-17.3%	12/31/2022	1.09	0	0	0.75%	-17.1%
12/31/2021	1.30	0	0	1.25%	9.5%	12/31/2021	1.30	0	0	1.00%	9.8%	12/31/2021	1.31	0	0	0.75%	10.1%
12/31/2020	1.18	0	0	1.25%	11.3%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	9.6%	12/31/2024	$1.40	0	$0	0.25%	9.9%	12/31/2024	$1.42	0	$0	0.00%	10.2%
12/31/2023	1.26	0	0	0.50%	15.0%	12/31/2023	1.27	0	0	0.25%	15.3%	12/31/2023	1.29	0	0	0.00%	15.6%
12/31/2022	1.10	0	0	0.50%	-16.9%	12/31/2022	1.10	0	0	0.25%	-16.7%	12/31/2022	1.11	0	0	0.00%	-16.5%
12/31/2021	1.32	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.33	0	0	0.00%	10.9%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	4.5%
2022	96.9%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2035 R6 Class - 06-46W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$127,058	$109,856	6,432
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$127,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$127,050	88,046	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$127,050	88,046

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,744
Mortality & expense charges			(1,529)
Net investment income (loss)			2,215

Gain (loss) on investments:
Net realized gain (loss)			1,047
Realized gain distributions			2,489
Net change in unrealized appreciation (depreciation)			6,369
Net gain (loss)			9,905

Increase (decrease) in net assets from operations			$12,120

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,215	$1,561
Net realized gain (loss)		1,047	198
Realized gain distributions		2,489	-
Net change in unrealized appreciation (depreciation)		6,369	12,406

Increase (decrease) in net assets from operations		12,120	14,165

Contract owner transactions:
Proceeds from units sold		6,179	25,954
Cost of units redeemed		(6,167)	(2,722)
Account charges		(135)	(87)
Increase (decrease)		(123)	23,145
Net increase (decrease)		11,997	37,310
Net assets, beginning		115,053	77,743
Net assets, ending		$127,050	$115,053

Units sold		4,414	21,518
Units redeemed		(4,616)	(2,486)
Net increase (decrease)		(202)	19,032
Units outstanding, beginning		88,248	69,216
Units outstanding, ending		88,046	88,248

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$105,176
Cost of units redeemed/account charges			(9,153)
Net investment income (loss)			5,265
Net realized gain (loss)			1,249
Realized gain distributions			7,311
Net change in unrealized appreciation (depreciation)			17,202
Net assets			$127,050

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	88	$127	1.25%	10.7%	12/31/2024	$1.46	0	$0	1.00%	11.0%	12/31/2024	$1.48	0	$0	0.75%	11.2%
12/31/2023	1.30	88	115	1.25%	16.1%	12/31/2023	1.32	0	0	1.00%	16.4%	12/31/2023	1.33	0	0	0.75%	16.7%
12/31/2022	1.12	69	78	1.25%	-18.2%	12/31/2022	1.13	0	0	1.00%	-18.0%	12/31/2022	1.14	0	0	0.75%	-17.8%
12/31/2021	1.37	0	0	1.25%	12.6%	12/31/2021	1.38	0	0	1.00%	12.9%	12/31/2021	1.39	0	0	0.75%	13.2%
12/31/2020	1.22	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	11.5%	12/31/2024	$1.52	0	$0	0.25%	11.8%	12/31/2024	$1.54	0	$0	0.00%	12.1%
12/31/2023	1.35	0	0	0.50%	16.9%	12/31/2023	1.36	0	0	0.25%	17.2%	12/31/2023	1.38	0	0	0.00%	17.5%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.40	0	0	0.50%	13.5%	12/31/2021	1.40	0	0	0.25%	13.8%	12/31/2021	1.41	0	0	0.00%	14.1%
12/31/2020	1.23	0	0	0.50%	13.9%	12/31/2020	1.23	0	0	0.25%	14.2%	12/31/2020	1.24	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	2.8%
2022	4.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2040 R6 Class - 06-46X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$198,496	$166,664	9,192
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$198,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$198,466	130,924	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$198,466	130,924

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,306
Mortality & expense charges			(2,354)
Net investment income (loss)			2,952

Gain (loss) on investments:
Net realized gain (loss)			412
Realized gain distributions			4,483
Net change in unrealized appreciation (depreciation)			12,376
Net gain (loss)			17,271

Increase (decrease) in net assets from operations			$20,223

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,952	$1,676
Net realized gain (loss)		412	446
Realized gain distributions		4,483	-
Net change in unrealized appreciation (depreciation)		12,376	22,553

Increase (decrease) in net assets from operations		20,223	24,675

Contract owner transactions:
Proceeds from units sold		10,674	9,972
Cost of units redeemed		-	(2,617)
Account charges		(191)	(155)
Increase (decrease)		10,483	7,200
Net increase (decrease)		30,706	31,875
Net assets, beginning		167,760	135,885
Net assets, ending		$198,466	$167,760

Units sold		7,299	8,352
Units redeemed		(128)	(2,389)
Net increase (decrease)		7,171	5,963
Units outstanding, beginning		123,753	117,790
Units outstanding, ending		130,924	123,753

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$147,069
Cost of units redeemed/account charges			(3,039)
Net investment income (loss)			7,082
Net realized gain (loss)			862
Realized gain distributions			14,660
Net change in unrealized appreciation (depreciation)			31,832
Net assets			$198,466

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	131	$198	1.25%	11.8%	12/31/2024	$1.54	0	$0	1.00%	12.1%	12/31/2024	$1.56	0	$0	0.75%	12.4%
12/31/2023	1.36	124	168	1.25%	17.5%	12/31/2023	1.37	0	0	1.00%	17.8%	12/31/2023	1.39	0	0	0.75%	18.1%
12/31/2022	1.15	118	136	1.25%	-18.7%	12/31/2022	1.16	0	0	1.00%	-18.5%	12/31/2022	1.17	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	14.4%	12/31/2021	1.43	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	13.8%	12/31/2020	1.24	0	0	1.00%	14.1%	12/31/2020	1.25	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	12.7%	12/31/2024	$1.60	0	$0	0.25%	13.0%	12/31/2024	$1.62	0	$0	0.00%	13.2%
12/31/2023	1.40	0	0	0.50%	18.4%	12/31/2023	1.42	0	0	0.25%	18.7%	12/31/2023	1.43	0	0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-18.0%	12/31/2022	1.19	0	0	0.25%	-17.8%	12/31/2022	1.20	0	0	0.00%	-17.6%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.46	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	14.6%	12/31/2020	1.26	0	0	0.25%	14.9%	12/31/2020	1.26	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.3%
2022	4.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2045 R6 Class - 06-46Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,203	$82,920	4,454
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$97,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,196	61,830	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$97,196	61,830

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,377
Mortality & expense charges			(1,083)
Net investment income (loss)			1,294

Gain (loss) on investments:
Net realized gain (loss)			157
Realized gain distributions			2,003
Net change in unrealized appreciation (depreciation)			6,260
Net gain (loss)			8,420

Increase (decrease) in net assets from operations			$9,714

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,294	$614
Net realized gain (loss)		157	33
Realized gain distributions		2,003	-
Net change in unrealized appreciation (depreciation)		6,260	9,701

Increase (decrease) in net assets from operations		9,714	10,348

Contract owner transactions:
Proceeds from units sold		15,990	10,665
Cost of units redeemed		-	(6)
Account charges		(85)	(62)
Increase (decrease)		15,905	10,597
Net increase (decrease)		25,619	20,945
Net assets, beginning		71,577	50,632
Net assets, ending		$97,196	$71,577

Units sold		10,541	8,657
Units redeemed		(55)	(362)
Net increase (decrease)		10,486	8,295
Units outstanding, beginning		51,344	43,049
Units outstanding, ending		61,830	51,344

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$75,932
Cost of units redeemed/account charges			(2,220)
Net investment income (loss)			2,719
Net realized gain (loss)			159
Realized gain distributions			6,323
Net change in unrealized appreciation (depreciation)			14,283
Net assets			$97,196

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	62	$97	1.25%	12.8%	12/31/2024	$1.59	0	$0	1.00%	13.0%	12/31/2024	$1.61	0	$0	0.75%	13.3%
12/31/2023	1.39	51	72	1.25%	18.5%	12/31/2023	1.41	0	0	1.00%	18.8%	12/31/2023	1.42	0	0	0.75%	19.1%
12/31/2022	1.18	43	51	1.25%	-19.1%	12/31/2022	1.19	0	0	1.00%	-18.9%	12/31/2022	1.20	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.5%	12/31/2020	1.26	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	13.6%	12/31/2024	$1.66	0	$0	0.25%	13.9%	12/31/2024	$1.68	0	$0	0.00%	14.2%
12/31/2023	1.44	0	0	0.50%	19.4%	12/31/2023	1.46	0	0	0.25%	19.7%	12/31/2023	1.47	0	0	0.00%	20.0%
12/31/2022	1.21	0	0	0.50%	-18.5%	12/31/2022	1.22	0	0	0.25%	-18.3%	12/31/2022	1.23	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.1%	12/31/2020	1.27	0	0	0.25%	15.4%	12/31/2020	1.27	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.2%
2022	3.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2050 R6 Class - 06-47C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,307	$41,055	2,132
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$48,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,304	30,544	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$48,304	30,544

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,128
Mortality & expense charges			(567)
Net investment income (loss)			561

Gain (loss) on investments:
Net realized gain (loss)			1,282
Realized gain distributions			210
Net change in unrealized appreciation (depreciation)			3,442
Net gain (loss)			4,934

Increase (decrease) in net assets from operations			$5,495

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$561	$310
Net realized gain (loss)		1,282	131
Realized gain distributions		210	-
Net change in unrealized appreciation (depreciation)		3,442	4,432

Increase (decrease) in net assets from operations		5,495	4,873

Contract owner transactions:
Proceeds from units sold		10,466	17,187
Cost of units redeemed		(5,009)	(2,344)
Account charges		(79)	(108)
Increase (decrease)		5,378	14,735
Net increase (decrease)		10,873	19,608
Net assets, beginning		37,431	17,823
Net assets, ending		$48,304	$37,431

Units sold		6,875	13,985
Units redeemed		(3,149)	(2,354)
Net increase (decrease)		3,726	11,631
Units outstanding, beginning		26,818	15,187
Units outstanding, ending		30,544	26,818

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$44,436
Cost of units redeemed/account charges			(7,582)
Net investment income (loss)			1,167
Net realized gain (loss)			1,413
Realized gain distributions			1,618
Net change in unrealized appreciation (depreciation)			7,252
Net assets			$48,304

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	31	$48	1.25%	13.3%	12/31/2024	$1.60	0	$0	1.00%	13.6%	12/31/2024	$1.62	0	$0	0.75%	13.9%
12/31/2023	1.40	27	37	1.25%	18.9%	12/31/2023	1.41	0	0	1.00%	19.2%	12/31/2023	1.43	0	0	0.75%	19.5%
12/31/2022	1.17	15	18	1.25%	-19.2%	12/31/2022	1.18	0	0	1.00%	-19.0%	12/31/2022	1.19	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.1%	12/31/2021	1.46	0	0	1.00%	16.4%	12/31/2021	1.47	0	0	0.75%	16.7%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	14.2%	12/31/2024	$1.67	0	$0	0.25%	14.4%	12/31/2024	$1.69	0	$0	0.00%	14.7%
12/31/2023	1.44	0	0	0.50%	19.8%	12/31/2023	1.46	0	0	0.25%	20.1%	12/31/2023	1.47	0	0	0.00%	20.4%
12/31/2022	1.20	0	0	0.50%	-18.6%	12/31/2022	1.21	0	0	0.25%	-18.4%	12/31/2022	1.22	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.0%	12/31/2021	1.49	0	0	0.25%	17.3%	12/31/2021	1.50	0	0	0.00%	17.6%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.5%
2022	3.9%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2055 R6 Class - 06-47F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,870	$27,725	1,203
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$32,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,868	20,776	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$32,868	20,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$762
Mortality & expense charges			(397)
Net investment income (loss)			365

Gain (loss) on investments:
Net realized gain (loss)			1,177
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			2,220
Net gain (loss)			3,466

Increase (decrease) in net assets from operations			$3,831

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$365	$226
Net realized gain (loss)		1,177	12
Realized gain distributions		69	-
Net change in unrealized appreciation (depreciation)		2,220	3,248

Increase (decrease) in net assets from operations		3,831	3,486

Contract owner transactions:
Proceeds from units sold		8,017	8,107
Cost of units redeemed		(5,088)	(3)
Account charges		(75)	(19)
Increase (decrease)		2,854	8,085
Net increase (decrease)		6,685	11,571
Net assets, beginning		26,183	14,612
Net assets, ending		$32,868	$26,183

Units sold		5,282	6,457
Units redeemed		(3,250)	(144)
Net increase (decrease)		2,032	6,313
Units outstanding, beginning		18,744	12,431
Units outstanding, ending		20,776	18,744

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,768
Cost of units redeemed/account charges			(5,217)
Net investment income (loss)			821
Net realized gain (loss)			1,190
Realized gain distributions			1,161
Net change in unrealized appreciation (depreciation)			5,145
Net assets			$32,868

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	21	$33	1.25%	13.3%	12/31/2024	$1.60	0	$0	1.00%	13.5%	12/31/2024	$1.62	0	$0	0.75%	13.8%
12/31/2023	1.40	19	26	1.25%	18.8%	12/31/2023	1.41	0	0	1.00%	19.1%	12/31/2023	1.43	0	0	0.75%	19.4%
12/31/2022	1.18	12	15	1.25%	-19.2%	12/31/2022	1.19	0	0	1.00%	-19.0%	12/31/2022	1.20	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	14.1%	12/31/2024	$1.67	0	$0	0.25%	14.4%	12/31/2024	$1.69	0	$0	0.00%	14.7%
12/31/2023	1.44	0	0	0.50%	19.7%	12/31/2023	1.46	0	0	0.25%	20.0%	12/31/2023	1.47	0	0	0.00%	20.3%
12/31/2022	1.21	0	0	0.50%	-18.6%	12/31/2022	1.22	0	0	0.25%	-18.4%	12/31/2022	1.23	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	3.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2060 R6 Class - 06-47G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,103	$28,504	1,400
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$32,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,131	20,324	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$32,131	20,324

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$734
Mortality & expense charges			(314)
Net investment income (loss)			420

Gain (loss) on investments:
Net realized gain (loss)			100
Realized gain distributions			258
Net change in unrealized appreciation (depreciation)			1,968
Net gain (loss)			2,326

Increase (decrease) in net assets from operations			$2,746

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$420	$175
Net realized gain (loss)		100	86
Realized gain distributions		258	-
Net change in unrealized appreciation (depreciation)		1,968	1,699

Increase (decrease) in net assets from operations		2,746	1,960

Contract owner transactions:
Proceeds from units sold		11,735	13,359
Cost of units redeemed		(407)	(852)
Account charges		(20)	(21)
Increase (decrease)		11,308	12,486
Net increase (decrease)		14,054	14,446
Net assets, beginning		18,077	3,631
Net assets, ending		$32,131	$18,077

Units sold		7,646	10,813
Units redeemed		(280)	(946)
Net increase (decrease)		7,366	9,867
Units outstanding, beginning		12,958	3,091
Units outstanding, ending		20,324	12,958

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,612
Cost of units redeemed/account charges			(1,331)
Net investment income (loss)			652
Net realized gain (loss)			186
Realized gain distributions			413
Net change in unrealized appreciation (depreciation)			3,599
Net assets			$32,131

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	20	$32	1.25%	13.3%	12/31/2024	$1.60	0	$0	1.00%	13.6%	12/31/2024	$1.62	0	$0	0.75%	13.9%
12/31/2023	1.40	13	18	1.25%	18.8%	12/31/2023	1.41	0	0	1.00%	19.1%	12/31/2023	1.43	0	0	0.75%	19.4%
12/31/2022	1.17	3	4	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	14.2%	12/31/2024	$1.67	0	$0	0.25%	14.5%	12/31/2024	$1.69	0	$0	0.00%	14.8%
12/31/2023	1.44	0	0	0.50%	19.7%	12/31/2023	1.46	0	0	0.25%	19.9%	12/31/2023	1.47	0	0	0.00%	20.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.27	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.0%
2022	3.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Bond Opps R6 Class - 06-4GH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,029	$186,596	18,170
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$175,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,168	164,003	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$175,168	164,003

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,490
Mortality & expense charges			(2,363)
Net investment income (loss)			6,127

Gain (loss) on investments:
Net realized gain (loss)			(1,609)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			363
Net gain (loss)			(1,246)

Increase (decrease) in net assets from operations			$4,881

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,127	$5,320
Net realized gain (loss)		(1,609)	(1,379)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		363	6,117

Increase (decrease) in net assets from operations		4,881	10,058

Contract owner transactions:
Proceeds from units sold		5,035	19,384
Cost of units redeemed		(25,886)	(10,942)
Account charges		(6)	(21)
Increase (decrease)		(20,857)	8,421
Net increase (decrease)		(15,976)	18,479
Net assets, beginning		191,144	172,665
Net assets, ending		$175,168	$191,144

Units sold		6,846	19,301
Units redeemed		(26,074)	(10,986)
Net increase (decrease)		(19,228)	8,315
Units outstanding, beginning		183,231	174,916
Units outstanding, ending		164,003	183,231

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$265,496
Cost of units redeemed/account charges			(94,250)
Net investment income (loss)			18,668
Net realized gain (loss)			(3,219)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(11,567)
Net assets			$175,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	164	$175	1.25%	2.4%	12/31/2024	$1.08	0	$0	1.00%	2.6%	12/31/2024	$1.09	0	$0	0.75%	2.9%
12/31/2023	1.04	183	191	1.25%	5.7%	12/31/2023	1.05	0	0	1.00%	5.9%	12/31/2023	1.06	0	0	0.75%	6.2%
12/31/2022	0.99	175	173	1.25%	-7.1%	12/31/2022	0.99	0	0	1.00%	-6.8%	12/31/2022	1.00	0	0	0.75%	-6.6%
12/31/2021	1.06	165	175	1.25%	0.3%	12/31/2021	1.07	0	0	1.00%	0.5%	12/31/2021	1.07	0	0	0.75%	0.8%
12/31/2020	1.06	23	24	1.25%	5.9%	12/31/2020	1.06	0	0	1.00%	6.2%	12/31/2020	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	3.2%	12/31/2024	$1.12	0	$0	0.25%	3.4%	12/31/2024	$1.14	0	$0	0.00%	3.7%
12/31/2023	1.07	0	0	0.50%	6.5%	12/31/2023	1.09	0	0	0.25%	6.7%	12/31/2023	1.10	0	0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-6.4%	12/31/2022	1.02	0	0	0.25%	-6.1%	12/31/2022	1.02	0	0	0.00%	-5.9%
12/31/2021	1.08	0	0	0.50%	1.0%	12/31/2021	1.08	0	0	0.25%	1.3%	12/31/2021	1.09	0	0	0.00%	1.5%
12/31/2020	1.07	0	0	0.50%	6.7%	12/31/2020	1.07	0	0	0.25%	6.9%	12/31/2020	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	4.2%
2022	3.6%
2021	5.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income R6 Class - 06-4GJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$378,234	$367,940	44,400
Receivables: investments sold	-
Payables: investments purchased	(1,210)
Net assets	$377,024

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,024	356,493	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$377,024	356,493

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,218
Mortality & expense charges			(4,842)
Net investment income (loss)			17,376

Gain (loss) on investments:
Net realized gain (loss)			2,092
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,970
Net gain (loss)			6,062

Increase (decrease) in net assets from operations			$23,438

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,376	$8,375
Net realized gain (loss)		2,092	(3,275)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,970	11,167

Increase (decrease) in net assets from operations		23,438	16,267

Contract owner transactions:
Proceeds from units sold		266,300	583,795
Cost of units redeemed		(309,475)	(293,771)
Account charges		(1,451)	(776)
Increase (decrease)		(44,626)	289,248
Net increase (decrease)		(21,188)	305,515
Net assets, beginning		398,212	92,697
Net assets, ending		$377,024	$398,212

Units sold		260,285	611,256
Units redeemed		(304,479)	(309,291)
Net increase (decrease)		(44,194)	301,965
Units outstanding, beginning		400,687	98,722
Units outstanding, ending		356,493	400,687

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$996,786
Cost of units redeemed/account charges			(656,003)
Net investment income (loss)			27,233
Net realized gain (loss)			(1,286)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,294
Net assets			$377,024

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	356	$377	1.25%	6.4%	12/31/2024	$1.07	0	$0	1.00%	6.7%	12/31/2024	$1.08	0	$0	0.75%	7.0%
12/31/2023	0.99	401	398	1.25%	5.8%	12/31/2023	1.00	0	0	1.00%	6.1%	12/31/2023	1.01	0	0	0.75%	6.4%
12/31/2022	0.94	99	93	1.25%	-9.5%	12/31/2022	0.95	0	0	1.00%	-9.3%	12/31/2022	0.95	0	0	0.75%	-9.1%
12/31/2021	1.04	4	4	1.25%	2.3%	12/31/2021	1.04	0	0	1.00%	2.5%	12/31/2021	1.05	0	0	0.75%	2.8%
12/31/2020	1.01	0	0	1.25%	1.5%	12/31/2020	1.02	0	0	1.00%	1.7%	12/31/2020	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	7.2%	12/31/2024	$1.11	0	$0	0.25%	7.5%	12/31/2024	$1.12	0	$0	0.00%	7.8%
12/31/2023	1.02	0	0	0.50%	6.6%	12/31/2023	1.03	0	0	0.25%	6.9%	12/31/2023	1.04	0	0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-8.8%	12/31/2022	0.97	0	0	0.25%	-8.6%	12/31/2022	0.97	0	0	0.00%	-8.4%
12/31/2021	1.05	0	0	0.50%	3.0%	12/31/2021	1.06	0	0	0.25%	3.3%	12/31/2021	1.06	0	0	0.00%	3.6%
12/31/2020	1.02	0	0	0.50%	2.2%	12/31/2020	1.02	0	0	0.25%	2.4%	12/31/2020	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	4.4%
2022	3.9%
2021	3.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sm Cap Equity I Inst Class - 06-4MR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,501	$196,080	3,483
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$189,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,728	109,632	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$189,728	109,632

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$517
Mortality & expense charges			(1,740)
Net investment income (loss)			(1,223)

Gain (loss) on investments:
Net realized gain (loss)			5,428
Realized gain distributions			16,143
Net change in unrealized appreciation (depreciation)			(10,683)
Net gain (loss)			10,888

Increase (decrease) in net assets from operations			$9,665

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,223)	$284
Net realized gain (loss)		5,428	235
Realized gain distributions		16,143	1,926
Net change in unrealized appreciation (depreciation)		(10,683)	4,104

Increase (decrease) in net assets from operations		9,665	6,549

Contract owner transactions:
Proceeds from units sold		333,865	69,420
Cost of units redeemed		(216,494)	(13,183)
Account charges		(60)	(34)
Increase (decrease)		117,311	56,203
Net increase (decrease)		126,976	62,752
Net assets, beginning		62,752	-
Net assets, ending		$189,728	$62,752

Units sold		203,521	48,138
Units redeemed		(133,282)	(8,745)
Net increase (decrease)		70,239	39,393
Units outstanding, beginning		39,393	-
Units outstanding, ending		109,632	39,393

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$403,285
Cost of units redeemed/account charges			(229,771)
Net investment income (loss)			(939)
Net realized gain (loss)			5,663
Realized gain distributions			18,069
Net change in unrealized appreciation (depreciation)			(6,579)
Net assets			$189,728

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	110	$190	1.25%	8.6%	12/31/2024	$1.75	0	$0	1.00%	8.9%	12/31/2024	$1.77	0	$0	0.75%	9.2%
12/31/2023	1.59	39	63	1.25%	10.5%	12/31/2023	1.61	0	0	1.00%	10.8%	12/31/2023	1.62	0	0	0.75%	11.1%
12/31/2022	1.44	0	0	1.25%	-17.1%	12/31/2022	1.45	0	0	1.00%	-16.9%	12/31/2022	1.46	0	0	0.75%	-16.7%
12/31/2021	1.74	0	0	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.75	0	0	0.75%	15.1%
12/31/2020	1.52	0	0	1.25%	51.8%	12/31/2020	1.52	0	0	1.00%	52.1%	12/31/2020	1.52	0	0	0.75%	52.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	9.5%	12/31/2024	$1.81	0	$0	0.25%	9.7%	12/31/2024	$1.83	0	$0	0.00%	10.0%
12/31/2023	1.64	0	0	0.50%	11.3%	12/31/2023	1.65	0	0	0.25%	11.6%	12/31/2023	1.67	0	0	0.00%	11.9%
12/31/2022	1.47	0	0	0.50%	-16.5%	12/31/2022	1.48	0	0	0.25%	-16.3%	12/31/2022	1.49	0	0	0.00%	-16.1%
12/31/2021	1.76	0	0	0.50%	15.4%	12/31/2021	1.77	0	0	0.25%	15.7%	12/31/2021	1.78	0	0	0.00%	16.0%
12/31/2020	1.53	0	0	0.50%	52.5%	12/31/2020	1.53	0	0	0.25%	52.8%	12/31/2020	1.53	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	1.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Equity R6 Class - 06-4TC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,489,998	$8,145,687	419,024
Receivables: investments sold	-
Payables: investments purchased	(18,567)
Net assets	$10,471,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,471,431	6,959,190	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$10,471,431	6,959,190

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$77,508
Mortality & expense charges			(120,851)
Net investment income (loss)			(43,343)

Gain (loss) on investments:
Net realized gain (loss)			263,884
Realized gain distributions			560,942
Net change in unrealized appreciation (depreciation)			1,108,143
Net gain (loss)			1,932,969

Increase (decrease) in net assets from operations			$1,889,626

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,343)	$(533)
Net realized gain (loss)		263,884	(26,368)
Realized gain distributions		560,942	86,627
Net change in unrealized appreciation (depreciation)		1,108,143	1,449,281

Increase (decrease) in net assets from operations		1,889,626	1,509,007

Contract owner transactions:
Proceeds from units sold		1,780,181	5,731,645
Cost of units redeemed		(1,309,093)	(542,005)
Account charges		(4,995)	(3,421)
Increase (decrease)		466,093	5,186,219
Net increase (decrease)		2,355,719	6,695,226
Net assets, beginning		8,115,712	1,420,486
Net assets, ending		$10,471,431	$8,115,712

Units sold		1,291,095	5,654,667
Units redeemed		(947,886)	(495,150)
Net increase (decrease)		343,209	5,159,517
Units outstanding, beginning		6,615,981	1,456,464
Units outstanding, ending		6,959,190	6,615,981

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,708,813
Cost of units redeemed/account charges			(3,468,979)
Net investment income (loss)			(42,708)
Net realized gain (loss)			147,893
Realized gain distributions			782,101
Net change in unrealized appreciation (depreciation)			2,344,311
Net assets			$10,471,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	6,959	$10,471	1.25%	22.7%	12/31/2024	$1.52	0	$0	1.00%	23.0%	12/31/2024	$1.53	0	$0	0.75%	23.3%
12/31/2023	1.23	6,616	8,116	1.25%	25.8%	12/31/2023	1.24	0	0	1.00%	26.1%	12/31/2023	1.24	0	0	0.75%	26.4%
12/31/2022	0.98	1,456	1,420	1.25%	-19.8%	12/31/2022	0.98	0	0	1.00%	-19.6%	12/31/2022	0.98	0	0	0.75%	-19.4%
12/31/2021	1.22	900	1,094	1.25%	21.6%	12/31/2021	1.22	0	0	1.00%	21.8%	12/31/2021	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	23.6%	12/31/2024	$1.56	0	$0	0.25%	23.9%	12/31/2024	$1.58	0	$0	0.00%	24.2%
12/31/2023	1.25	0	0	0.50%	26.7%	12/31/2023	1.26	0	0	0.25%	27.0%	12/31/2023	1.27	0	0	0.00%	27.4%
12/31/2022	0.99	0	0	0.50%	-19.2%	12/31/2022	0.99	0	0	0.25%	-19.0%	12/31/2022	1.00	0	0	0.00%	-18.8%
12/31/2021	1.22	0	0	0.50%	22.4%	12/31/2021	1.23	0	0	0.25%	22.6%	12/31/2021	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.7%
2022	1.0%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R4 Class - 06-FXX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,940	$107,189	4,722
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$112,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,314	31,281	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	55,652	27,647	2.01
Total	$112,966	58,928

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,991
Mortality & expense charges			(733)
Net investment income (loss)			1,258

Gain (loss) on investments:
Net realized gain (loss)			696
Realized gain distributions			6,645
Net change in unrealized appreciation (depreciation)			2,995
Net gain (loss)			10,336

Increase (decrease) in net assets from operations			$11,594

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,258	$2,366
Net realized gain (loss)		696	(871)
Realized gain distributions		6,645	786
Net change in unrealized appreciation (depreciation)		2,995	9,485

Increase (decrease) in net assets from operations		11,594	11,766

Contract owner transactions:
Proceeds from units sold		16,526	82,259
Cost of units redeemed		(28,436)	(394,174)
Account charges		(17)	(48)
Increase (decrease)		(11,927)	(311,963)
Net increase (decrease)		(333)	(300,197)
Net assets, beginning		113,299	413,496
Net assets, ending		$112,966	$113,299

Units sold		9,249	52,416
Units redeemed		(17,017)	(243,635)
Net increase (decrease)		(7,768)	(191,219)
Units outstanding, beginning		66,696	257,915
Units outstanding, ending		58,928	66,696

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,537,454
Cost of units redeemed/account charges			(39,622,406)
Net investment income (loss)			83,581
Net realized gain (loss)			5,033,745
Realized gain distributions			74,841
Net change in unrealized appreciation (depreciation)			5,751
Net assets			$112,966

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	31	$57	1.25%	11.1%	12/31/2024	$1.87	0	$0	1.00%	11.4%	12/31/2024	$1.90	0	$0	0.75%	11.7%
12/31/2023	1.65	43	71	1.25%	3.4%	12/31/2023	1.68	0	0	1.00%	3.7%	12/31/2023	1.70	0	0	0.75%	4.0%
12/31/2022	1.59	237	378	1.25%	-3.1%	12/31/2022	1.62	0	0	1.00%	-2.9%	12/31/2022	1.64	0	0	0.75%	-2.6%
12/31/2021	1.65	1,711	2,814	1.25%	23.6%	12/31/2021	1.66	0	0	1.00%	23.9%	12/31/2021	1.68	0	0	0.75%	24.2%
12/31/2020	1.33	194	259	1.25%	2.3%	12/31/2020	1.34	0	0	1.00%	2.6%	12/31/2020	1.35	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	12.0%	12/31/2024	$1.98	0	$0	0.25%	12.2%	12/31/2024	$2.01	28	$56	0.00%	12.5%
12/31/2023	1.73	0	0	0.50%	4.2%	12/31/2023	1.76	0	0	0.25%	4.5%	12/31/2023	1.79	24	42	0.00%	4.7%
12/31/2022	1.66	0	0	0.50%	-2.4%	12/31/2022	1.68	0	0	0.25%	-2.1%	12/31/2022	1.71	21	35	0.00%	-1.9%
12/31/2021	1.70	0	0	0.50%	24.5%	12/31/2021	1.72	0	0	0.25%	24.8%	12/31/2021	1.74	19	33	0.00%	25.1%
12/31/2020	1.37	0	0	0.50%	3.1%	12/31/2020	1.38	0	0	0.25%	3.4%	12/31/2020	1.39	16	22	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.9%
2022	0.7%
2021	23.4%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R6 Class - 06-FXY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,479,642	$53,110,973	2,414,016
Receivables: investments sold	1,311,904
Payables: investments purchased	-
Net assets	$57,791,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,791,546	30,938,321	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.98
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$57,791,546	30,938,321

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,212,554
Mortality & expense charges			(730,203)
Net investment income (loss)			482,351

Gain (loss) on investments:
Net realized gain (loss)			1,346,513
Realized gain distributions			3,420,875
Net change in unrealized appreciation (depreciation)			870,312
Net gain (loss)			5,637,700

Increase (decrease) in net assets from operations			$6,120,051

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$482,351	$634,829
Net realized gain (loss)		1,346,513	84,141
Realized gain distributions		3,420,875	416,752
Net change in unrealized appreciation (depreciation)		870,312	1,075,941

Increase (decrease) in net assets from operations		6,120,051	2,211,663

Contract owner transactions:
Proceeds from units sold		11,224,294	12,135,149
Cost of units redeemed		(19,185,751)	(8,282,466)
Account charges		(143,578)	(142,408)
Increase (decrease)		(8,105,035)	3,710,275
Net increase (decrease)		(1,984,984)	5,921,938
Net assets, beginning		59,776,530	53,854,592
Net assets, ending		$57,791,546	$59,776,530

Units sold		7,202,762	7,803,433
Units redeemed		(11,909,403)	(5,473,592)
Net increase (decrease)		(4,706,641)	2,329,841
Units outstanding, beginning		35,644,962	33,315,121
Units outstanding, ending		30,938,321	35,644,962

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$96,967,192
Cost of units redeemed/account charges			(53,143,609)
Net investment income (loss)			1,960,344
Net realized gain (loss)			2,787,906
Realized gain distributions			5,851,044
Net change in unrealized appreciation (depreciation)			3,368,669
Net assets			$57,791,546

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	30,938	$57,792	1.25%	11.4%	12/31/2024	$1.90	0	$0	1.00%	11.7%	12/31/2024	$1.94	0	$0	0.75%	11.9%
12/31/2023	1.68	35,645	59,777	1.25%	3.7%	12/31/2023	1.70	0	0	1.00%	4.0%	12/31/2023	1.73	0	0	0.75%	4.3%
12/31/2022	1.62	33,315	53,855	1.25%	-2.9%	12/31/2022	1.64	0	0	1.00%	-2.6%	12/31/2022	1.66	0	0	0.75%	-2.4%
12/31/2021	1.66	32,102	53,421	1.25%	23.9%	12/31/2021	1.68	0	0	1.00%	24.2%	12/31/2021	1.70	0	0	0.75%	24.5%
12/31/2020	1.34	10,078	13,537	1.25%	2.6%	12/31/2020	1.36	0	0	1.00%	2.8%	12/31/2020	1.37	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	0	$0	0.50%	12.2%	12/31/2024	$2.01	0	$0	0.25%	12.5%	12/31/2024	$2.05	0	$0	0.00%	12.8%
12/31/2023	1.76	0	0	0.50%	4.5%	12/31/2023	1.79	0	0	0.25%	4.8%	12/31/2023	1.82	0	0	0.00%	5.0%
12/31/2022	1.68	0	0	0.50%	-2.1%	12/31/2022	1.71	0	0	0.25%	-1.9%	12/31/2022	1.73	0	0	0.00%	-1.6%
12/31/2021	1.72	0	0	0.50%	24.8%	12/31/2021	1.74	0	0	0.25%	25.1%	12/31/2021	1.76	0	0	0.00%	25.4%
12/31/2020	1.38	0	0	0.50%	3.4%	12/31/2020	1.39	0	0	0.25%	3.6%	12/31/2020	1.40	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.3%
2022	2.2%
2021	1.4%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Bond R6 Retirement Class - 06-6HY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$850,816	$848,628	83,179
Receivables: investments sold	-
Payables: investments purchased	(9,039)
Net assets	$841,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$841,777	781,498	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$841,777	781,498

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,128
Mortality & expense charges			(9,888)
Net investment income (loss)			22,240

Gain (loss) on investments:
Net realized gain (loss)			5,915
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,689)
Net gain (loss)			(12,774)

Increase (decrease) in net assets from operations			$9,466

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,240	$5,046
Net realized gain (loss)		5,915	(341)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(18,689)	20,877

Increase (decrease) in net assets from operations		9,466	25,582

Contract owner transactions:
Proceeds from units sold		221,984	767,835
Cost of units redeemed		(112,558)	(69,681)
Account charges		(608)	(243)
Increase (decrease)		108,818	697,911
Net increase (decrease)		118,284	723,493
Net assets, beginning		723,493	-
Net assets, ending		$841,777	$723,493

Units sold		208,707	747,820
Units redeemed		(105,403)	(69,626)
Net increase (decrease)		103,304	678,194
Units outstanding, beginning		678,194	-
Units outstanding, ending		781,498	678,194

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$989,819
Cost of units redeemed/account charges			(183,090)
Net investment income (loss)			27,286
Net realized gain (loss)			5,574
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,188
Net assets			$841,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	781	$842	1.25%	1.0%	12/31/2024	$1.08	0	$0	1.00%	1.2%	12/31/2024	$1.09	0	$0	0.75%	1.5%
12/31/2023	1.07	678	723	1.25%	4.5%	12/31/2023	1.07	0	0	1.00%	4.8%	12/31/2023	1.07	0	0	0.75%	5.1%
12/31/2022	1.02	0	0	1.25%	2.1%	12/31/2022	1.02	0	0	1.00%	2.1%	12/31/2022	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	1.7%	12/31/2024	$1.10	0	$0	0.25%	2.0%	12/31/2024	$1.11	0	$0	0.00%	2.2%
12/31/2023	1.08	0	0	0.50%	5.3%	12/31/2023	1.08	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.8%
12/31/2022	1.02	0	0	0.50%	2.2%	12/31/2022	1.02	0	0	0.25%	2.3%	12/31/2022	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	1.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	12.9%	12/31/2024	$1.24	0	$0	1.00%	13.2%	12/31/2024	$1.24	0	$0	0.75%	13.5%
12/31/2023	1.09	0	0	1.25%	9.1%	12/31/2023	1.09	0	0	1.00%	9.2%	12/31/2023	1.09	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	13.8%	12/31/2024	$1.25	0	$0	0.25%	14.1%	12/31/2024	$1.25	0	$0	0.00%	14.3%
12/31/2023	1.09	0	0	0.50%	9.3%	12/31/2023	1.09	0	0	0.25%	9.4%	12/31/2023	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,359	$253,120	12,585
Receivables: investments sold	377
Payables: investments purchased	-
Net assets	$255,736

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,736	206,995	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$255,736	206,995

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,157
Mortality & expense charges			(1,410)
Net investment income (loss)			2,747

Gain (loss) on investments:
Net realized gain (loss)			3,460
Realized gain distributions			248
Net change in unrealized appreciation (depreciation)			2,222
Net gain (loss)			5,930

Increase (decrease) in net assets from operations			$8,677

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,747	$36
Net realized gain (loss)		3,460	-
Realized gain distributions		248	-
Net change in unrealized appreciation (depreciation)		2,222	17

Increase (decrease) in net assets from operations		8,677	53

Contract owner transactions:
Proceeds from units sold		284,149	2,486
Cost of units redeemed		(38,099)	-
Account charges		(1,502)	(28)
Increase (decrease)		244,548	2,458
Net increase (decrease)		253,225	2,511
Net assets, beginning		2,511	-
Net assets, ending		$255,736	$2,511

Units sold		237,529	2,325
Units redeemed		(32,833)	(26)
Net increase (decrease)		204,696	2,299
Units outstanding, beginning		2,299	-
Units outstanding, ending		206,995	2,299

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$286,635
Cost of units redeemed/account charges			(39,629)
Net investment income (loss)			2,783
Net realized gain (loss)			3,460
Realized gain distributions			248
Net change in unrealized appreciation (depreciation)			2,239
Net assets			$255,736

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	207	$256	1.25%	13.1%	12/31/2024	$1.24	0	$0	1.00%	13.4%	12/31/2024	$1.24	0	$0	0.75%	13.7%
12/31/2023	1.09	2	3	1.25%	9.2%	12/31/2023	1.09	0	0	1.00%	9.3%	12/31/2023	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	14.0%	12/31/2024	$1.25	0	$0	0.25%	14.3%	12/31/2024	$1.26	0	$0	0.00%	14.6%
12/31/2023	1.09	0	0	0.50%	9.4%	12/31/2023	1.10	0	0	0.25%	9.5%	12/31/2023	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249	$257	11
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237	191	$1.24
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.26
Total	$237	191

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5
Mortality & expense charges			-
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8)
Net gain (loss)			(8)

Increase (decrease) in net assets from operations			$(3)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8)	-

Increase (decrease) in net assets from operations		(3)	-

Contract owner transactions:
Proceeds from units sold		252	-
Cost of units redeemed		(12)	-
Account charges		-	-
Increase (decrease)		240	-
Net increase (decrease)		237	-
Net assets, beginning		-	-
Net assets, ending		$237	$-

Units sold		201	-
Units redeemed		(10)	-
Net increase (decrease)		191	-
Units outstanding, beginning		-	-
Units outstanding, ending		191	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$252
Cost of units redeemed/account charges			(12)
Net investment income (loss)			5
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8)
Net assets			$237

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	1.25%	13.2%	12/31/2024	$1.24	0	$0	1.00%	13.5%	12/31/2024	$1.25	0	$0	0.75%	13.8%
12/31/2023	1.10	0	0	1.25%	9.5%	12/31/2023	1.10	0	0	1.00%	9.6%	12/31/2023	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	14.1%	12/31/2024	$1.26	0	$0	0.25%	14.4%	12/31/2024	$1.26	0	$0	0.00%	14.6%
12/31/2023	1.10	0	0	0.50%	9.7%	12/31/2023	1.10	0	0	0.25%	9.8%	12/31/2023	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Res Enhcd Eqty R6 Class - 06-6XT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	6.6%	12/31/2024	$1.07	0	$0	1.00%	6.7%	12/31/2024	$1.07	0	$0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	7.0%	12/31/2024	$1.07	0	$0	0.25%	7.2%	12/31/2024	$1.07	0	$0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Gr Institutional Class - 06-FRR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$339,811	$289,154	16,147
Receivables: investments sold	-
Payables: investments purchased	(2,492)
Net assets	$337,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,319	138,098	$2.44
Band 100	-	-	2.49
Band 75	-	-	2.54
Band 50	-	-	2.58
Band 25	-	-	2.63
Band 0	-	-	2.68
Total	$337,319	138,098

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$291
Mortality & expense charges			(2,575)
Net investment income (loss)			(2,284)

Gain (loss) on investments:
Net realized gain (loss)			15,692
Realized gain distributions			1,933
Net change in unrealized appreciation (depreciation)			27,360
Net gain (loss)			44,985

Increase (decrease) in net assets from operations			$42,701

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,284)	$(1,696)
Net realized gain (loss)		15,692	146
Realized gain distributions		1,933	-
Net change in unrealized appreciation (depreciation)		27,360	49,552

Increase (decrease) in net assets from operations		42,701	48,002

Contract owner transactions:
Proceeds from units sold		179,876	6,949
Cost of units redeemed		(67,636)	(1,676)
Account charges		(79)	(2)
Increase (decrease)		112,161	5,271
Net increase (decrease)		154,862	53,273
Net assets, beginning		182,457	129,184
Net assets, ending		$337,319	$182,457

Units sold		74,486	4,123
Units redeemed		(30,712)	(903)
Net increase (decrease)		43,774	3,220
Units outstanding, beginning		94,324	91,104
Units outstanding, ending		138,098	94,324

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$314,106
Cost of units redeemed/account charges			(69,456)
Net investment income (loss)			(9,267)
Net realized gain (loss)			16,320
Realized gain distributions			34,959
Net change in unrealized appreciation (depreciation)			50,657
Net assets			$337,319

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.44	138	$337	1.25%	26.3%	12/31/2024	$2.49	0	$0	1.00%	26.6%	12/31/2024	$2.54	0	$0	0.75%	26.9%
12/31/2023	1.93	94	182	1.25%	36.4%	12/31/2023	1.97	0	0	1.00%	36.8%	12/31/2023	2.00	0	0	0.75%	37.1%
12/31/2022	1.42	91	129	1.25%	-32.3%	12/31/2022	1.44	0	0	1.00%	-32.2%	12/31/2022	1.46	0	0	0.75%	-32.0%
12/31/2021	2.10	86	181	1.25%	17.9%	12/31/2021	2.12	0	0	1.00%	18.2%	12/31/2021	2.14	0	0	0.75%	18.5%
12/31/2020	1.78	83	148	1.25%	32.2%	12/31/2020	1.79	0	0	1.00%	32.5%	12/31/2020	1.81	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.58	0	$0	0.50%	27.2%	12/31/2024	$2.63	0	$0	0.25%	27.6%	12/31/2024	$2.68	0	$0	0.00%	27.9%
12/31/2023	2.03	0	0	0.50%	37.4%	12/31/2023	2.06	0	0	0.25%	37.8%	12/31/2023	2.10	0	0	0.00%	38.1%
12/31/2022	1.48	0	0	0.50%	-31.8%	12/31/2022	1.50	0	0	0.25%	-31.7%	12/31/2022	1.52	0	0	0.00%	-31.5%
12/31/2021	2.17	0	0	0.50%	18.8%	12/31/2021	2.19	0	0	0.25%	19.1%	12/31/2021	2.22	0	0	0.00%	19.4%
12/31/2020	1.83	0	0	0.50%	33.2%	12/31/2020	1.84	0	0	0.25%	33.5%	12/31/2020	1.86	0	0	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Val Institutional Class - 06-FRT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$920,079	$757,100	54,351
Receivables: investments sold	633
Payables: investments purchased	-
Net assets	$920,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$920,712	480,138	$1.92
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$920,712	480,138

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,821
Mortality & expense charges			(11,504)
Net investment income (loss)			1,317

Gain (loss) on investments:
Net realized gain (loss)			45,419
Realized gain distributions			68,206
Net change in unrealized appreciation (depreciation)			34,445
Net gain (loss)			148,070

Increase (decrease) in net assets from operations			$149,387

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,317	$558
Net realized gain (loss)		45,419	4,462
Realized gain distributions		68,206	-
Net change in unrealized appreciation (depreciation)		34,445	99,474

Increase (decrease) in net assets from operations		149,387	104,494

Contract owner transactions:
Proceeds from units sold		58,940	53,765
Cost of units redeemed		(159,837)	(50,116)
Account charges		(607)	(230)
Increase (decrease)		(101,504)	3,419
Net increase (decrease)		47,883	107,913
Net assets, beginning		872,829	764,916
Net assets, ending		$920,712	$872,829

Units sold		52,130	36,027
Units redeemed		(107,587)	(33,388)
Net increase (decrease)		(55,457)	2,639
Units outstanding, beginning		535,595	532,956
Units outstanding, ending		480,138	535,595

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,136,800
Cost of units redeemed/account charges			(664,541)
Net investment income (loss)			2,579
Net realized gain (loss)			111,867
Realized gain distributions			171,028
Net change in unrealized appreciation (depreciation)			162,979
Net assets			$920,712

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	480	$921	1.25%	17.7%	12/31/2024	$1.95	0	$0	1.00%	18.0%	12/31/2024	$1.99	0	$0	0.75%	18.3%
12/31/2023	1.63	536	873	1.25%	13.5%	12/31/2023	1.66	0	0	1.00%	13.8%	12/31/2023	1.68	0	0	0.75%	14.1%
12/31/2022	1.44	533	765	1.25%	-9.2%	12/31/2022	1.46	0	0	1.00%	-9.0%	12/31/2022	1.48	0	0	0.75%	-8.7%
12/31/2021	1.58	509	804	1.25%	27.2%	12/31/2021	1.60	0	0	1.00%	27.5%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.24	521	647	1.25%	-1.5%	12/31/2020	1.25	0	0	1.00%	-1.3%	12/31/2020	1.26	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	18.6%	12/31/2024	$2.07	0	$0	0.25%	18.9%	12/31/2024	$2.11	0	$0	0.00%	19.2%
12/31/2023	1.71	0	0	0.50%	14.4%	12/31/2023	1.74	0	0	0.25%	14.7%	12/31/2023	1.77	0	0	0.00%	15.0%
12/31/2022	1.50	0	0	0.50%	-8.5%	12/31/2022	1.52	0	0	0.25%	-8.3%	12/31/2022	1.54	0	0	0.00%	-8.1%
12/31/2021	1.64	0	0	0.50%	28.2%	12/31/2021	1.65	0	0	0.25%	28.5%	12/31/2021	1.67	0	0	0.00%	28.8%
12/31/2020	1.28	0	0	0.50%	-0.8%	12/31/2020	1.29	0	0	0.25%	-0.5%	12/31/2020	1.30	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.3%
2022	1.2%
2021	0.9%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights Of Columbus Small Cap Institutional Class - 06-FRV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$682,055	$619,063	51,784
Receivables: investments sold	466
Payables: investments purchased	-
Net assets	$682,521

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$682,521	429,339	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$682,521	429,339

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,950
Mortality & expense charges			(8,090)
Net investment income (loss)			(4,140)

Gain (loss) on investments:
Net realized gain (loss)			6,030
Realized gain distributions			51,080
Net change in unrealized appreciation (depreciation)			29,227
Net gain (loss)			86,337

Increase (decrease) in net assets from operations			$82,197

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,140)	$(2,241)
Net realized gain (loss)		6,030	(26)
Realized gain distributions		51,080	7,588
Net change in unrealized appreciation (depreciation)		29,227	77,777

Increase (decrease) in net assets from operations		82,197	83,098

Contract owner transactions:
Proceeds from units sold		41,076	39,707
Cost of units redeemed		(57,073)	(81,708)
Account charges		(376)	(153)
Increase (decrease)		(16,373)	(42,154)
Net increase (decrease)		65,824	40,944
Net assets, beginning		616,697	575,753
Net assets, ending		$682,521	$616,697

Units sold		49,036	31,052
Units redeemed		(61,242)	(62,746)
Net increase (decrease)		(12,206)	(31,694)
Units outstanding, beginning		441,545	473,239
Units outstanding, ending		429,339	441,545

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$846,910
Cost of units redeemed/account charges			(393,253)
Net investment income (loss)			(35,731)
Net realized gain (loss)			1,621
Realized gain distributions			199,982
Net change in unrealized appreciation (depreciation)			62,992
Net assets			$682,521

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	429	$683	1.25%	13.8%	12/31/2024	$1.62	0	$0	1.00%	14.1%	12/31/2024	$1.65	0	$0	0.75%	14.4%
12/31/2023	1.40	442	617	1.25%	14.8%	12/31/2023	1.42	0	0	1.00%	15.1%	12/31/2023	1.44	0	0	0.75%	15.4%
12/31/2022	1.22	473	576	1.25%	-21.5%	12/31/2022	1.23	0	0	1.00%	-21.3%	12/31/2022	1.25	0	0	0.75%	-21.1%
12/31/2021	1.55	456	706	1.25%	22.3%	12/31/2021	1.57	0	0	1.00%	22.6%	12/31/2021	1.58	0	0	0.75%	22.9%
12/31/2020	1.27	460	583	1.25%	12.2%	12/31/2020	1.28	0	0	1.00%	12.5%	12/31/2020	1.29	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	14.7%	12/31/2024	$1.71	0	$0	0.25%	15.0%	12/31/2024	$1.75	0	$0	0.00%	15.3%
12/31/2023	1.47	0	0	0.50%	15.7%	12/31/2023	1.49	0	0	0.25%	15.9%	12/31/2023	1.52	0	0	0.00%	16.2%
12/31/2022	1.27	0	0	0.50%	-20.9%	12/31/2022	1.29	0	0	0.25%	-20.7%	12/31/2022	1.30	0	0	0.00%	-20.5%
12/31/2021	1.60	0	0	0.50%	23.2%	12/31/2021	1.62	0	0	0.25%	23.5%	12/31/2021	1.64	0	0	0.00%	23.8%
12/31/2020	1.30	0	0	0.50%	13.1%	12/31/2020	1.31	0	0	0.25%	13.4%	12/31/2020	1.32	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.9%
2022	0.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Core Bond Institutional Class - 06-FRN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,550	$104,783	10,536
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$90,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,613	92,853	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$90,613	92,853

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,477
Mortality & expense charges			(1,302)
Net investment income (loss)			2,175

Gain (loss) on investments:
Net realized gain (loss)			(7,484)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,538
Net gain (loss)			(1,946)

Increase (decrease) in net assets from operations			$229

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,175	$2,512
Net realized gain (loss)		(7,484)	(476)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,538	2,527

Increase (decrease) in net assets from operations		229	4,563

Contract owner transactions:
Proceeds from units sold		8,169	8,006
Cost of units redeemed		(46,976)	(1,427)
Account charges		(40)	(2)
Increase (decrease)		(38,847)	6,577
Net increase (decrease)		(38,618)	11,140
Net assets, beginning		129,231	118,091
Net assets, ending		$90,613	$129,231

Units sold		8,408	8,464
Units redeemed		(48,277)	(1,505)
Net increase (decrease)		(39,869)	6,959
Units outstanding, beginning		132,722	125,763
Units outstanding, ending		92,853	132,722

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$170,250
Cost of units redeemed/account charges			(67,661)
Net investment income (loss)			9,656
Net realized gain (loss)			(8,077)
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(14,233)
Net assets			$90,613

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	93	$91	1.25%	0.2%	12/31/2024	$0.99	0	$0	1.00%	0.5%	12/31/2024	$1.01	0	$0	0.75%	0.7%
12/31/2023	0.97	133	129	1.25%	3.7%	12/31/2023	0.99	0	0	1.00%	4.0%	12/31/2023	1.01	0	0	0.75%	4.2%
12/31/2022	0.94	126	118	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	116	129	1.25%	-1.8%	12/31/2021	1.12	0	0	1.00%	-1.6%	12/31/2021	1.13	0	0	0.75%	-1.3%
12/31/2020	1.13	109	123	1.25%	5.9%	12/31/2020	1.14	0	0	1.00%	6.1%	12/31/2020	1.15	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	1.0%	12/31/2024	$1.05	0	$0	0.25%	1.2%	12/31/2024	$1.07	0	$0	0.00%	1.5%
12/31/2023	1.02	0	0	0.50%	4.5%	12/31/2023	1.04	0	0	0.25%	4.7%	12/31/2023	1.06	0	0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-14.7%	12/31/2022	0.99	0	0	0.25%	-14.5%	12/31/2022	1.01	0	0	0.00%	-14.3%
12/31/2021	1.15	0	0	0.50%	-1.1%	12/31/2021	1.16	0	0	0.25%	-0.8%	12/31/2021	1.17	0	0	0.00%	-0.6%
12/31/2020	1.16	0	0	0.50%	6.7%	12/31/2020	1.17	0	0	0.25%	6.9%	12/31/2020	1.18	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.3%
2022	2.6%
2021	2.2%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Intl Eq Institutional Class - 06-FRP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$126,483	$120,115	10,271
Receivables: investments sold	68
Payables: investments purchased	-
Net assets	$126,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$126,551	93,497	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$126,551	93,497

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,152
Mortality & expense charges			(1,669)
Net investment income (loss)			1,483

Gain (loss) on investments:
Net realized gain (loss)			2,671
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,767
Net gain (loss)			7,438

Increase (decrease) in net assets from operations			$8,921

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,483	$1,081
Net realized gain (loss)		2,671	(45)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,767	13,704

Increase (decrease) in net assets from operations		8,921	14,740

Contract owner transactions:
Proceeds from units sold		10,606	11,305
Cost of units redeemed		(34,251)	(17)
Account charges		(23)	(7)
Increase (decrease)		(23,668)	11,281
Net increase (decrease)		(14,747)	26,021
Net assets, beginning		141,298	115,277
Net assets, ending		$126,551	$141,298

Units sold		7,796	9,426
Units redeemed		(25,196)	(20)
Net increase (decrease)		(17,400)	9,406
Units outstanding, beginning		110,897	101,491
Units outstanding, ending		93,497	110,897

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$194,454
Cost of units redeemed/account charges			(99,387)
Net investment income (loss)			4,219
Net realized gain (loss)			9,335
Realized gain distributions			11,562
Net change in unrealized appreciation (depreciation)			6,368
Net assets			$126,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	93	$127	1.25%	6.2%	12/31/2024	$1.38	0	$0	1.00%	6.5%	12/31/2024	$1.41	0	$0	0.75%	6.8%
12/31/2023	1.27	111	141	1.25%	12.2%	12/31/2023	1.30	0	0	1.00%	12.5%	12/31/2023	1.32	0	0	0.75%	12.7%
12/31/2022	1.14	101	115	1.25%	-20.1%	12/31/2022	1.15	0	0	1.00%	-19.9%	12/31/2022	1.17	0	0	0.75%	-19.7%
12/31/2021	1.42	94	134	1.25%	9.9%	12/31/2021	1.44	0	0	1.00%	10.2%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.29	106	137	1.25%	12.4%	12/31/2020	1.30	0	0	1.00%	12.7%	12/31/2020	1.32	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	7.0%	12/31/2024	$1.46	0	$0	0.25%	7.3%	12/31/2024	$1.49	0	$0	0.00%	7.6%
12/31/2023	1.34	0	0	0.50%	13.0%	12/31/2023	1.36	0	0	0.25%	13.3%	12/31/2023	1.38	0	0	0.00%	13.6%
12/31/2022	1.18	0	0	0.50%	-19.5%	12/31/2022	1.20	0	0	0.25%	-19.3%	12/31/2022	1.22	0	0	0.00%	-19.1%
12/31/2021	1.47	0	0	0.50%	10.8%	12/31/2021	1.49	0	0	0.25%	11.0%	12/31/2021	1.50	0	0	0.00%	11.3%
12/31/2020	1.33	0	0	0.50%	13.2%	12/31/2020	1.34	0	0	0.25%	13.5%	12/31/2020	1.35	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.1%
2022	2.0%
2021	1.4%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lazard Dev Mkts Equity Instl Class - 06-4YN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.83	0	$0	1.25%	5.4%	12/31/2024	$0.84	0	$0	1.00%	5.7%	12/31/2024	$0.85	0	$0	0.75%	5.9%
12/31/2023	0.79	0	0	1.25%	8.3%	12/31/2023	0.79	0	0	1.00%	8.6%	12/31/2023	0.80	0	0	0.75%	8.8%
12/31/2022	0.73	0	0	1.25%	-23.6%	12/31/2022	0.73	0	0	1.00%	-23.4%	12/31/2022	0.73	0	0	0.75%	-23.2%
12/31/2021	0.95	0	0	1.25%	-4.6%	12/31/2021	0.95	0	0	1.00%	-4.5%	12/31/2021	0.96	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.85	0	$0	0.50%	6.2%	12/31/2024	$0.86	0	$0	0.25%	6.5%	12/31/2024	$0.87	0	$0	0.00%	6.7%
12/31/2023	0.80	0	0	0.50%	9.1%	12/31/2023	0.81	0	0	0.25%	9.4%	12/31/2023	0.81	0	0	0.00%	9.6%
12/31/2022	0.74	0	0	0.50%	-23.0%	12/31/2022	0.74	0	0	0.25%	-22.8%	12/31/2022	0.74	0	0	0.00%	-22.6%
12/31/2021	0.96	0	0	0.50%	-4.4%	12/31/2021	0.96	0	0	0.25%	-4.3%	12/31/2021	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R3 Class - 06-424

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$460,482	$427,950	20,519
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$460,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$460,468	157,970	$2.91
Band 100	-	-	3.00
Band 75	-	-	3.08
Band 50	-	-	3.17
Band 25	-	-	3.26
Band 0	-	-	3.35
Total	$460,468	157,970

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,034
Mortality & expense charges			(5,045)
Net investment income (loss)			(3,011)

Gain (loss) on investments:
Net realized gain (loss)			14,829
Realized gain distributions			20,057
Net change in unrealized appreciation (depreciation)			25,892
Net gain (loss)			60,778

Increase (decrease) in net assets from operations			$57,767

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,011)	$(456)
Net realized gain (loss)		14,829	(1,107)
Realized gain distributions		20,057	301
Net change in unrealized appreciation (depreciation)		25,892	6,401

Increase (decrease) in net assets from operations		57,767	5,139

Contract owner transactions:
Proceeds from units sold		449,034	5,725
Cost of units redeemed		(99,797)	(63,155)
Account charges		(102)	(187)
Increase (decrease)		349,135	(57,617)
Net increase (decrease)		406,902	(52,478)
Net assets, beginning		53,566	106,044
Net assets, ending		$460,468	$53,566

Units sold		173,483	2,599
Units redeemed		(37,656)	(30,701)
Net increase (decrease)		135,827	(28,102)
Units outstanding, beginning		22,143	50,245
Units outstanding, ending		157,970	22,143

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,234,033
Cost of units redeemed/account charges			(942,095)
Net investment income (loss)			(1,030)
Net realized gain (loss)			13,469
Realized gain distributions			123,559
Net change in unrealized appreciation (depreciation)			32,532
Net assets			$460,468

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.91	158	$460	1.25%	20.5%	12/31/2024	$3.00	0	$0	1.00%	20.8%	12/31/2024	$3.08	0	$0	0.75%	21.1%
12/31/2023	2.42	22	54	1.25%	14.6%	12/31/2023	2.48	0	0	1.00%	14.9%	12/31/2023	2.55	0	0	0.75%	15.2%
12/31/2022	2.11	50	106	1.25%	-14.8%	12/31/2022	2.16	0	0	1.00%	-14.6%	12/31/2022	2.21	0	0	0.75%	-14.4%
12/31/2021	2.48	42	104	1.25%	23.8%	12/31/2021	2.53	0	0	1.00%	24.1%	12/31/2021	2.58	0	0	0.75%	24.4%
12/31/2020	2.00	31	62	1.25%	13.8%	12/31/2020	2.04	0	0	1.00%	14.1%	12/31/2020	2.08	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.17	0	$0	0.50%	21.4%	12/31/2024	$3.26	0	$0	0.25%	21.7%	12/31/2024	$3.35	0	$0	0.00%	22.0%
12/31/2023	2.61	0	0	0.50%	15.5%	12/31/2023	2.68	0	0	0.25%	15.8%	12/31/2023	2.75	0	0	0.00%	16.1%
12/31/2022	2.26	0	0	0.50%	-14.2%	12/31/2022	2.31	0	0	0.25%	-14.0%	12/31/2022	2.37	0	0	0.00%	-13.7%
12/31/2021	2.63	0	0	0.50%	24.7%	12/31/2021	2.69	0	0	0.25%	25.0%	12/31/2021	2.75	0	0	0.00%	25.3%
12/31/2020	2.11	0	0	0.50%	14.7%	12/31/2020	2.15	0	0	0.25%	15.0%	12/31/2020	2.19	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.4%
2022	0.7%
2021	0.7%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund A Class - 06-423 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.00
Band 100	-	-	3.08
Band 75	-	-	3.17
Band 50	-	-	3.26
Band 25	-	-	3.35
Band 0	-	-	3.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,958
Cost of units redeemed/account charges			(16,809)
Net investment income (loss)			-
Net realized gain (loss)			524
Realized gain distributions			327
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.00	0	$0	1.25%	20.8%	12/31/2024	$3.08	0	$0	1.00%	21.1%	12/31/2024	$3.17	0	$0	0.75%	21.4%
12/31/2023	2.48	0	0	1.25%	14.9%	12/31/2023	2.55	0	0	1.00%	15.2%	12/31/2023	2.61	0	0	0.75%	15.5%
12/31/2022	2.16	0	0	1.25%	-14.6%	12/31/2022	2.21	0	0	1.00%	-14.4%	12/31/2022	2.26	0	0	0.75%	-14.2%
12/31/2021	2.53	0	0	1.25%	24.1%	12/31/2021	2.58	0	0	1.00%	24.4%	12/31/2021	2.63	0	0	0.75%	24.7%
12/31/2020	2.04	0	0	1.25%	14.1%	12/31/2020	2.07	0	0	1.00%	14.4%	12/31/2020	2.11	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	0	$0	0.50%	21.7%	12/31/2024	$3.35	0	$0	0.25%	22.0%	12/31/2024	$3.45	0	$0	0.00%	22.3%
12/31/2023	2.68	0	0	0.50%	15.8%	12/31/2023	2.75	0	0	0.25%	16.1%	12/31/2023	2.82	0	0	0.00%	16.3%
12/31/2022	2.31	0	0	0.50%	-14.0%	12/31/2022	2.37	0	0	0.25%	-13.7%	12/31/2022	2.42	0	0	0.00%	-13.5%
12/31/2021	2.69	0	0	0.50%	25.0%	12/31/2021	2.74	0	0	0.25%	25.4%	12/31/2021	2.80	0	0	0.00%	25.7%
12/31/2020	2.15	0	0	0.50%	14.9%	12/31/2020	2.19	0	0	0.25%	15.2%	12/31/2020	2.23	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund A Class - 06-732

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.16
Band 100	-	-	3.27
Band 75	-	-	3.39
Band 50	-	-	3.50
Band 25	-	-	3.62
Band 0	-	-	3.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		14	-
Cost of units redeemed		(14)	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		5	-
Units redeemed		(5)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,501,031
Cost of units redeemed/account charges			(12,174,589)
Net investment income (loss)			(41,262)
Net realized gain (loss)			(286,199)
Realized gain distributions			2,001,019
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.16	0	$0	1.25%	20.4%	12/31/2024	$3.27	0	$0	1.00%	20.7%	12/31/2024	$3.39	0	$0	0.75%	21.0%
12/31/2023	2.63	0	0	1.25%	7.2%	12/31/2023	2.71	0	0	1.00%	7.4%	12/31/2023	2.80	0	0	0.75%	7.7%
12/31/2022	2.45	0	0	1.25%	-36.9%	12/31/2022	2.53	0	0	1.00%	-36.7%	12/31/2022	2.60	0	0	0.75%	-36.6%
12/31/2021	3.89	0	1	1.25%	-3.9%	12/31/2021	3.99	0	0	1.00%	-3.6%	12/31/2021	4.10	0	0	0.75%	-3.4%
12/31/2020	4.04	79	318	1.25%	70.4%	12/31/2020	4.14	0	0	1.00%	70.9%	12/31/2020	4.24	0	0	0.75%	71.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.50	0	$0	0.50%	21.3%	12/31/2024	$3.62	0	$0	0.25%	21.6%	12/31/2024	$3.75	0	$0	0.00%	21.9%
12/31/2023	2.89	0	0	0.50%	8.0%	12/31/2023	2.98	0	0	0.25%	8.2%	12/31/2023	3.07	0	0	0.00%	8.5%
12/31/2022	2.67	0	0	0.50%	-36.4%	12/31/2022	2.75	0	0	0.25%	-36.2%	12/31/2022	2.83	0	0	0.00%	-36.1%
12/31/2021	4.21	0	0	0.50%	-3.1%	12/31/2021	4.32	0	0	0.25%	-2.9%	12/31/2021	4.43	0	0	0.00%	-2.7%
12/31/2020	4.34	0	0	0.50%	71.7%	12/31/2020	4.45	0	0	0.25%	72.1%	12/31/2020	4.55	0	0	0.00%	72.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund P Class - 06-960

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$860,343	$910,511	41,576
Receivables: investments sold	-
Payables: investments purchased	(122)
Net assets	$860,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$553,160	98,883	$5.59
Band 100	307,061	52,206	5.88
Band 75	-	-	6.18
Band 50	-	-	6.50
Band 25	-	-	6.84
Band 0	-	-	7.19
Total	$860,221	151,089

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,967)
Net investment income (loss)			(10,967)

Gain (loss) on investments:
Net realized gain (loss)			(31,182)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215,786
Net gain (loss)			184,604

Increase (decrease) in net assets from operations			$173,637

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,967)	$(9,989)
Net realized gain (loss)		(31,182)	(101,603)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		215,786	169,131

Increase (decrease) in net assets from operations		173,637	57,539

Contract owner transactions:
Proceeds from units sold		171,422	6,784
Cost of units redeemed		(279,113)	(242,294)
Account charges		(82)	(80)
Increase (decrease)		(107,773)	(235,590)
Net increase (decrease)		65,864	(178,051)
Net assets, beginning		794,357	972,408
Net assets, ending		$860,221	$794,357

Units sold		31,530	1,440
Units redeemed		(48,035)	(53,074)
Net increase (decrease)		(16,505)	(51,634)
Units outstanding, beginning		167,594	219,228
Units outstanding, ending		151,089	167,594

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,153,524
Cost of units redeemed/account charges			(9,451,049)
Net investment income (loss)			(200,816)
Net realized gain (loss)			(885)
Realized gain distributions			2,409,615
Net change in unrealized appreciation (depreciation)			(50,168)
Net assets			$860,221

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.59	99	$553	1.25%	20.2%	12/31/2024	$5.88	52	$307	1.00%	20.5%	12/31/2024	$6.18	0	$0	0.75%	20.8%
12/31/2023	4.65	105	487	1.25%	6.9%	12/31/2023	4.88	63	307	1.00%	7.1%	12/31/2023	5.12	0	0	0.75%	7.4%
12/31/2022	4.36	132	573	1.25%	-37.0%	12/31/2022	4.56	88	399	1.00%	-36.8%	12/31/2022	4.77	0	0	0.75%	-36.7%
12/31/2021	6.91	149	1,030	1.25%	-4.1%	12/31/2021	7.21	90	651	1.00%	-3.8%	12/31/2021	7.53	0	0	0.75%	-3.6%
12/31/2020	7.20	151	1,088	1.25%	70.0%	12/31/2020	7.50	116	871	1.00%	70.4%	12/31/2020	7.81	0	0	0.75%	70.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.50	0	$0	0.50%	21.1%	12/31/2024	$6.84	0	$0	0.25%	21.4%	12/31/2024	$7.19	0	$0	0.00%	21.7%
12/31/2023	5.37	0	0	0.50%	7.7%	12/31/2023	5.63	0	0	0.25%	7.9%	12/31/2023	5.91	0	0	0.00%	8.2%
12/31/2022	4.99	0	0	0.50%	-36.5%	12/31/2022	5.22	0	0	0.25%	-36.3%	12/31/2022	5.46	0	0	0.00%	-36.2%
12/31/2021	7.85	0	0	0.50%	-3.4%	12/31/2021	8.20	0	0	0.25%	-3.1%	12/31/2021	8.55	0	0	0.00%	-2.9%
12/31/2020	8.13	0	0	0.50%	71.3%	12/31/2020	8.46	0	0	0.25%	71.7%	12/31/2020	8.81	0	0	0.00%	72.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R3 Class - 06-369

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$328,415	$337,967	15,835
Receivables: investments sold	-
Payables: investments purchased	(463)
Net assets	$327,952

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$327,952	97,796	$3.35
Band 100	-	-	3.50
Band 75	-	-	3.65
Band 50	-	-	3.81
Band 25	-	-	3.98
Band 0	-	-	4.15
Total	$327,952	97,796

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,304)
Net investment income (loss)			(1,304)

Gain (loss) on investments:
Net realized gain (loss)			65,412
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,887)
Net gain (loss)			47,525

Increase (decrease) in net assets from operations			$46,221

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,304)	$(2,662)
Net realized gain (loss)		65,412	(104,424)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17,887)	145,566

Increase (decrease) in net assets from operations		46,221	38,480

Contract owner transactions:
Proceeds from units sold		922,786	358,871
Cost of units redeemed		(703,304)	(623,573)
Account charges		(24)	(15)
Increase (decrease)		219,458	(264,717)
Net increase (decrease)		265,679	(226,237)
Net assets, beginning		62,273	288,510
Net assets, ending		$327,952	$62,273

Units sold		285,001	132,205
Units redeemed		(209,506)	(219,509)
Net increase (decrease)		75,495	(87,304)
Units outstanding, beginning		22,301	109,605
Units outstanding, ending		97,796	22,301

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,516,432
Cost of units redeemed/account charges			(14,731,592)
Net investment income (loss)			(190,392)
Net realized gain (loss)			283,818
Realized gain distributions			1,459,238
Net change in unrealized appreciation (depreciation)			(9,552)
Net assets			$327,952

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.35	98	$328	1.25%	20.1%	12/31/2024	$3.50	0	$0	1.00%	20.4%	12/31/2024	$3.65	0	$0	0.75%	20.7%
12/31/2023	2.79	22	62	1.25%	6.9%	12/31/2023	2.91	0	0	1.00%	7.1%	12/31/2023	3.03	0	0	0.75%	7.4%
12/31/2022	2.61	89	232	1.25%	-37.0%	12/31/2022	2.71	21	56	1.00%	-36.9%	12/31/2022	2.82	0	0	0.75%	-36.7%
12/31/2021	4.15	43	180	1.25%	-4.1%	12/31/2021	4.30	21	89	1.00%	-3.9%	12/31/2021	4.45	0	0	0.75%	-3.7%
12/31/2020	4.33	64	278	1.25%	70.0%	12/31/2020	4.47	21	93	1.00%	70.4%	12/31/2020	4.62	0	0	0.75%	70.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.81	0	$0	0.50%	21.0%	12/31/2024	$3.98	0	$0	0.25%	21.3%	12/31/2024	$4.15	0	$0	0.00%	21.6%
12/31/2023	3.15	0	0	0.50%	7.7%	12/31/2023	3.28	0	0	0.25%	7.9%	12/31/2023	3.42	0	0	0.00%	8.2%
12/31/2022	2.93	0	0	0.50%	-36.5%	12/31/2022	3.04	0	0	0.25%	-36.4%	12/31/2022	3.16	0	0	0.00%	-36.2%
12/31/2021	4.61	0	0	0.50%	-3.4%	12/31/2021	4.78	0	0	0.25%	-3.2%	12/31/2021	4.95	0	0	0.00%	-2.9%
12/31/2020	4.78	0	0	0.50%	71.3%	12/31/2020	4.94	0	0	0.25%	71.7%	12/31/2020	5.10	0	0	0.00%	72.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R3 Class - 06-731 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.89
Band 100	-	-	2.99
Band 75	-	-	3.09
Band 50	-	-	3.20
Band 25	-	-	3.31
Band 0	-	-	3.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,654,708
Cost of units redeemed/account charges			(2,996,013)
Net investment income (loss)			(18,790)
Net realized gain (loss)			(127,482)
Realized gain distributions			487,577
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	0	$0	1.25%	18.7%	12/31/2024	$2.99	0	$0	1.00%	19.0%	12/31/2024	$3.09	0	$0	0.75%	19.3%
12/31/2023	2.43	0	0	1.25%	11.5%	12/31/2023	2.51	0	0	1.00%	11.7%	12/31/2023	2.59	0	0	0.75%	12.0%
12/31/2022	2.18	0	0	1.25%	-10.8%	12/31/2022	2.25	0	0	1.00%	-10.6%	12/31/2022	2.31	0	0	0.75%	-10.4%
12/31/2021	2.45	0	0	1.25%	27.1%	12/31/2021	2.51	0	0	1.00%	27.4%	12/31/2021	2.58	0	0	0.75%	27.7%
12/31/2020	1.93	3	6	1.25%	1.2%	12/31/2020	1.97	0	0	1.00%	1.4%	12/31/2020	2.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.20	0	$0	0.50%	19.6%	12/31/2024	$3.31	0	$0	0.25%	19.9%	12/31/2024	$3.42	0	$0	0.00%	20.2%
12/31/2023	2.67	0	0	0.50%	12.3%	12/31/2023	2.76	0	0	0.25%	12.6%	12/31/2023	2.85	0	0	0.00%	12.9%
12/31/2022	2.38	0	0	0.50%	-10.1%	12/31/2022	2.45	0	0	0.25%	-9.9%	12/31/2022	2.52	0	0	0.00%	-9.7%
12/31/2021	2.65	0	0	0.50%	28.0%	12/31/2021	2.72	0	0	0.25%	28.3%	12/31/2021	2.79	0	0	0.00%	28.7%
12/31/2020	2.07	0	0	0.50%	1.9%	12/31/2020	2.12	0	0	0.25%	2.2%	12/31/2020	2.17	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.98
Band 100	-	-	3.08
Band 75	-	-	3.19
Band 50	-	-	3.30
Band 25	-	-	3.41
Band 0	-	-	3.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$316,691
Cost of units redeemed/account charges			(335,150)
Net investment income (loss)			(1,523)
Net realized gain (loss)			(29,216)
Realized gain distributions			49,198
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.98	0	$0	1.25%	19.1%	12/31/2024	$3.08	0	$0	1.00%	19.4%	12/31/2024	$3.19	0	$0	0.75%	19.7%
12/31/2023	2.50	0	0	1.25%	11.7%	12/31/2023	2.58	0	0	1.00%	12.0%	12/31/2023	2.66	0	0	0.75%	12.3%
12/31/2022	2.24	0	0	1.25%	-10.6%	12/31/2022	2.31	0	0	1.00%	-10.4%	12/31/2022	2.37	0	0	0.75%	-10.1%
12/31/2021	2.50	0	0	1.25%	27.4%	12/31/2021	2.57	0	0	1.00%	27.7%	12/31/2021	2.64	0	0	0.75%	28.1%
12/31/2020	1.97	0	0	1.25%	1.4%	12/31/2020	2.01	0	0	1.00%	1.6%	12/31/2020	2.06	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.30	0	$0	0.50%	20.0%	12/31/2024	$3.41	0	$0	0.25%	20.3%	12/31/2024	$3.53	0	$0	0.00%	20.6%
12/31/2023	2.75	0	0	0.50%	12.5%	12/31/2023	2.84	0	0	0.25%	12.8%	12/31/2023	2.93	0	0	0.00%	13.1%
12/31/2022	2.44	0	0	0.50%	-9.9%	12/31/2022	2.51	0	0	0.25%	-9.7%	12/31/2022	2.59	0	0	0.00%	-9.5%
12/31/2021	2.71	0	0	0.50%	28.4%	12/31/2021	2.78	0	0	0.25%	28.7%	12/31/2021	2.86	0	0	0.00%	29.0%
12/31/2020	2.11	0	0	0.50%	2.1%	12/31/2020	2.16	0	0	0.25%	2.4%	12/31/2020	2.21	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.98
Band 100	-	-	3.08
Band 75	-	-	3.18
Band 50	-	-	3.29
Band 25	-	-	3.41
Band 0	-	-	3.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.98	0	$0	1.25%	29.1%	12/31/2024	$3.08	0	$0	1.00%	29.4%	12/31/2024	$3.18	0	$0	0.75%	29.8%
12/31/2023	2.30	0	0	1.25%	9.4%	12/31/2023	2.38	0	0	1.00%	9.7%	12/31/2023	2.45	0	0	0.75%	10.0%
12/31/2022	2.11	0	0	1.25%	-33.4%	12/31/2022	2.17	0	0	1.00%	-33.3%	12/31/2022	2.23	0	0	0.75%	-33.1%
12/31/2021	3.16	0	0	1.25%	5.3%	12/31/2021	3.25	0	0	1.00%	5.5%	12/31/2021	3.33	0	0	0.75%	5.8%
12/31/2020	3.01	0	0	1.25%	38.3%	12/31/2020	3.08	0	0	1.00%	38.7%	12/31/2020	3.15	0	0	0.75%	39.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.29	0	$0	0.50%	30.1%	12/31/2024	$3.41	0	$0	0.25%	30.4%	12/31/2024	$3.52	0	$0	0.00%	30.7%
12/31/2023	2.53	0	0	0.50%	10.2%	12/31/2023	2.61	0	0	0.25%	10.5%	12/31/2023	2.70	0	0	0.00%	10.8%
12/31/2022	2.30	0	0	0.50%	-32.9%	12/31/2022	2.36	0	0	0.25%	-32.8%	12/31/2022	2.43	0	0	0.00%	-32.6%
12/31/2021	3.42	0	0	0.50%	6.1%	12/31/2021	3.51	0	0	0.25%	6.3%	12/31/2021	3.61	0	0	0.00%	6.6%
12/31/2020	3.23	0	0	0.50%	39.4%	12/31/2020	3.31	0	0	0.25%	39.7%	12/31/2020	3.38	0	0	0.00%	40.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund P Class - 06-965

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$107,557	$99,901	4,475
Receivables: investments sold	-
Payables: investments purchased	(232)
Net assets	$107,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,935	16,542	$4.29
Band 100	36,390	8,071	4.51
Band 75	-	-	4.74
Band 50	-	-	4.98
Band 25	-	-	5.24
Band 0	-	-	5.51
Total	$107,325	24,613

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,134)
Net investment income (loss)			(1,134)

Gain (loss) on investments:
Net realized gain (loss)			(235)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,811
Net gain (loss)			25,576

Increase (decrease) in net assets from operations			$24,442

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,134)	$(986)
Net realized gain (loss)		(235)	(3,782)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		25,811	12,412

Increase (decrease) in net assets from operations		24,442	7,644

Contract owner transactions:
Proceeds from units sold		1,098	-
Cost of units redeemed		(3,438)	(11,863)
Account charges		(20)	(13)
Increase (decrease)		(2,360)	(11,876)
Net increase (decrease)		22,082	(4,232)
Net assets, beginning		85,243	89,475
Net assets, ending		$107,325	$85,243

Units sold		298	-
Units redeemed		(896)	(3,646)
Net increase (decrease)		(598)	(3,646)
Units outstanding, beginning		25,211	28,857
Units outstanding, ending		24,613	25,211

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$564,593
Cost of units redeemed/account charges			(668,592)
Net investment income (loss)			(27,446)
Net realized gain (loss)			30,668
Realized gain distributions			200,446
Net change in unrealized appreciation (depreciation)			7,656
Net assets			$107,325

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.29	17	$71	1.25%	28.8%	12/31/2024	$4.51	8	$36	1.00%	29.2%	12/31/2024	$4.74	0	$0	0.75%	29.5%
12/31/2023	3.33	17	57	1.25%	9.2%	12/31/2023	3.49	8	29	1.00%	9.5%	12/31/2023	3.66	0	0	0.75%	9.8%
12/31/2022	3.05	18	55	1.25%	-33.6%	12/31/2022	3.19	11	35	1.00%	-33.4%	12/31/2022	3.34	0	0	0.75%	-33.2%
12/31/2021	4.59	36	164	1.25%	5.1%	12/31/2021	4.79	11	54	1.00%	5.3%	12/31/2021	5.00	0	0	0.75%	5.6%
12/31/2020	4.37	37	161	1.25%	38.0%	12/31/2020	4.54	13	59	1.00%	38.4%	12/31/2020	4.73	0	0	0.75%	38.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.98	0	$0	0.50%	29.8%	12/31/2024	$5.24	0	$0	0.25%	30.1%	12/31/2024	$5.51	0	$0	0.00%	30.5%
12/31/2023	3.84	0	0	0.50%	10.0%	12/31/2023	4.03	0	0	0.25%	10.3%	12/31/2023	4.22	0	0	0.00%	10.6%
12/31/2022	3.49	0	0	0.50%	-33.1%	12/31/2022	3.65	0	0	0.25%	-32.9%	12/31/2022	3.82	0	0	0.00%	-32.7%
12/31/2021	5.21	0	0	0.50%	5.9%	12/31/2021	5.44	0	0	0.25%	6.1%	12/31/2021	5.68	0	0	0.00%	6.4%
12/31/2020	4.92	0	0	0.50%	39.1%	12/31/2020	5.13	0	0	0.25%	39.4%	12/31/2020	5.34	0	0	0.00%	39.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R3 Class - 06-371

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,394	$2,568	143
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$3,396

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,396	1,049	$3.24
Band 100	-	-	3.38
Band 75	-	-	3.53
Band 50	-	-	3.68
Band 25	-	-	3.84
Band 0	-	-	4.01
Total	$3,396	1,049

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(37)
Net investment income (loss)			(37)

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			777
Net gain (loss)			790

Increase (decrease) in net assets from operations			$753

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37)	$(918)
Net realized gain (loss)		13	(31,886)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		777	40,404

Increase (decrease) in net assets from operations		753	7,600

Contract owner transactions:
Proceeds from units sold		134	10,730
Cost of units redeemed		(110)	(125,862)
Account charges		-	(53)
Increase (decrease)		24	(115,185)
Net increase (decrease)		777	(107,585)
Net assets, beginning		2,619	110,204
Net assets, ending		$3,396	$2,619

Units sold		48	4,439
Units redeemed		(41)	(51,265)
Net increase (decrease)		7	(46,826)
Units outstanding, beginning		1,042	47,868
Units outstanding, ending		1,049	1,042

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,829,479
Cost of units redeemed/account charges			(2,057,348)
Net investment income (loss)			(29,583)
Net realized gain (loss)			59,326
Realized gain distributions			200,696
Net change in unrealized appreciation (depreciation)			826
Net assets			$3,396

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.24	1	$3	1.25%	28.8%	12/31/2024	$3.38	0	$0	1.00%	29.1%	12/31/2024	$3.53	0	$0	0.75%	29.5%
12/31/2023	2.51	1	3	1.25%	9.1%	12/31/2023	2.62	0	0	1.00%	9.4%	12/31/2023	2.72	0	0	0.75%	9.7%
12/31/2022	2.30	48	110	1.25%	-33.6%	12/31/2022	2.39	0	0	1.00%	-33.4%	12/31/2022	2.48	0	0	0.75%	-33.3%
12/31/2021	3.47	43	151	1.25%	5.0%	12/31/2021	3.59	0	0	1.00%	5.3%	12/31/2021	3.72	0	0	0.75%	5.5%
12/31/2020	3.30	56	185	1.25%	38.0%	12/31/2020	3.41	0	0	1.00%	38.3%	12/31/2020	3.52	0	0	0.75%	38.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.68	0	$0	0.50%	29.8%	12/31/2024	$3.84	0	$0	0.25%	30.1%	12/31/2024	$4.01	0	$0	0.00%	30.4%
12/31/2023	2.84	0	0	0.50%	10.0%	12/31/2023	2.95	0	0	0.25%	10.2%	12/31/2023	3.07	0	0	0.00%	10.5%
12/31/2022	2.58	0	0	0.50%	-33.1%	12/31/2022	2.68	0	0	0.25%	-32.9%	12/31/2022	2.78	0	0	0.00%	-32.7%
12/31/2021	3.85	0	0	0.50%	5.8%	12/31/2021	3.99	0	0	0.25%	6.1%	12/31/2021	4.14	0	0	0.00%	6.3%
12/31/2020	3.64	0	0	0.50%	39.0%	12/31/2020	3.76	0	0	0.25%	39.4%	12/31/2020	3.89	0	0	0.00%	39.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund A Class - 06-057

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(6)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(6)
Net assets, beginning		-	6
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(5)
Net increase (decrease)		-	(5)
Units outstanding, beginning		-	5
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$694,112
Cost of units redeemed/account charges			(742,689)
Net investment income (loss)			37,183
Net realized gain (loss)			11,109
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	1.25%	7.1%	12/31/2024	$1.34	0	$0	1.00%	7.3%	12/31/2024	$1.38	0	$0	0.75%	7.6%
12/31/2023	1.22	0	0	1.25%	9.1%	12/31/2023	1.25	0	0	1.00%	9.4%	12/31/2023	1.28	0	0	0.75%	9.7%
12/31/2022	1.12	0	0	1.25%	-14.9%	12/31/2022	1.14	0	0	1.00%	-14.7%	12/31/2022	1.17	0	0	0.75%	-14.5%
12/31/2021	1.32	1	1	1.25%	4.8%	12/31/2021	1.34	0	0	1.00%	5.0%	12/31/2021	1.37	0	0	0.75%	5.3%
12/31/2020	1.26	1	1	1.25%	3.1%	12/31/2020	1.28	0	0	1.00%	3.4%	12/31/2020	1.30	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	7.9%	12/31/2024	$1.45	0	$0	0.25%	8.1%	12/31/2024	$1.49	0	$0	0.00%	8.4%
12/31/2023	1.31	0	0	0.50%	9.9%	12/31/2023	1.34	0	0	0.25%	10.2%	12/31/2023	1.38	0	0	0.00%	10.5%
12/31/2022	1.19	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.24	0	0	0.00%	-13.8%
12/31/2021	1.39	0	0	0.50%	5.5%	12/31/2021	1.42	0	0	0.25%	5.8%	12/31/2021	1.44	0	0	0.00%	6.1%
12/31/2020	1.32	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.2%	12/31/2020	1.36	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	256.3%
2021	4.6%
2020	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R3 Class - 06-073

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,338	$155,956	23,181
Receivables: investments sold	488
Payables: investments purchased	-
Net assets	$148,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,826	117,222	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.41
Band 0	-	-	1.45
Total	$148,826	117,222

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,034
Mortality & expense charges			(1,664)
Net investment income (loss)			7,370

Gain (loss) on investments:
Net realized gain (loss)			(265)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,540
Net gain (loss)			1,275

Increase (decrease) in net assets from operations			$8,645

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,370	$6,658
Net realized gain (loss)		(265)	(11,750)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,540	16,196

Increase (decrease) in net assets from operations		8,645	11,104

Contract owner transactions:
Proceeds from units sold		25,404	25,730
Cost of units redeemed		(2,103)	(69,272)
Account charges		(4)	(77)
Increase (decrease)		23,297	(43,619)
Net increase (decrease)		31,942	(32,515)
Net assets, beginning		116,884	149,399
Net assets, ending		$148,826	$116,884

Units sold		20,721	24,285
Units redeemed		(1,761)	(62,842)
Net increase (decrease)		18,960	(38,557)
Units outstanding, beginning		98,262	136,819
Units outstanding, ending		117,222	98,262

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,230,776
Cost of units redeemed/account charges			(1,154,223)
Net investment income (loss)			82,398
Net realized gain (loss)			(2,716)
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			(7,618)
Net assets			$148,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	117	$149	1.25%	6.7%	12/31/2024	$1.30	0	$0	1.00%	7.0%	12/31/2024	$1.34	0	$0	0.75%	7.3%
12/31/2023	1.19	98	117	1.25%	8.9%	12/31/2023	1.22	0	0	1.00%	9.2%	12/31/2023	1.25	0	0	0.75%	9.5%
12/31/2022	1.09	137	149	1.25%	-15.2%	12/31/2022	1.12	0	0	1.00%	-15.0%	12/31/2022	1.14	0	0	0.75%	-14.8%
12/31/2021	1.29	132	170	1.25%	4.4%	12/31/2021	1.31	0	0	1.00%	4.7%	12/31/2021	1.34	0	0	0.75%	5.0%
12/31/2020	1.23	145	178	1.25%	2.8%	12/31/2020	1.25	0	0	1.00%	3.1%	12/31/2020	1.27	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	7.5%	12/31/2024	$1.41	0	$0	0.25%	7.8%	12/31/2024	$1.45	0	$0	0.00%	8.1%
12/31/2023	1.28	0	0	0.50%	9.8%	12/31/2023	1.31	0	0	0.25%	10.0%	12/31/2023	1.34	0	0	0.00%	10.3%
12/31/2022	1.16	0	0	0.50%	-14.6%	12/31/2022	1.19	0	0	0.25%	-14.3%	12/31/2022	1.21	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	5.2%	12/31/2021	1.39	0	0	0.25%	5.5%	12/31/2021	1.41	0	0	0.00%	5.8%
12/31/2020	1.29	0	0	0.50%	3.6%	12/31/2020	1.32	0	0	0.25%	3.9%	12/31/2020	1.34	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.8%
2023	6.3%
2022	5.1%
2021	3.8%
2020	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund P Class - 06-970

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.88
Band 100	-	-	3.03
Band 75	-	-	3.19
Band 50	-	-	3.35
Band 25	-	-	3.52
Band 0	-	-	3.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(32)
Net investment income (loss)			(32)

Gain (loss) on investments:
Net realized gain (loss)			1,947
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(946)
Net gain (loss)			1,001

Increase (decrease) in net assets from operations			$969

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32)	$(74)
Net realized gain (loss)		1,947	-
Realized gain distributions		-	74
Net change in unrealized appreciation (depreciation)		(946)	1,240

Increase (decrease) in net assets from operations		969	1,240

Contract owner transactions:
Proceeds from units sold		285	1,547
Cost of units redeemed		(11,924)	-
Account charges		-	-
Increase (decrease)		(11,639)	1,547
Net increase (decrease)		(10,670)	2,787
Net assets, beginning		10,670	7,883
Net assets, ending		$-	$10,670

Units sold		107	667
Units redeemed		(4,304)	-
Net increase (decrease)		(4,197)	667
Units outstanding, beginning		4,197	3,530
Units outstanding, ending		-	4,197

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$178,863
Cost of units redeemed/account charges			(208,653)
Net investment income (loss)			(2,156)
Net realized gain (loss)			25,870
Realized gain distributions			6,076
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	0	$0	1.25%	13.4%	12/31/2024	$3.03	0	$0	1.00%	13.7%	12/31/2024	$3.19	0	$0	0.75%	14.0%
12/31/2023	2.54	4	11	1.25%	13.8%	12/31/2023	2.67	0	0	1.00%	14.1%	12/31/2023	2.80	0	0	0.75%	14.4%
12/31/2022	2.23	4	8	1.25%	-12.4%	12/31/2022	2.34	0	0	1.00%	-12.1%	12/31/2022	2.44	0	0	0.75%	-11.9%
12/31/2021	2.55	4	9	1.25%	27.0%	12/31/2021	2.66	0	0	1.00%	27.4%	12/31/2021	2.78	0	0	0.75%	27.7%
12/31/2020	2.01	16	32	1.25%	1.2%	12/31/2020	2.09	0	0	1.00%	1.5%	12/31/2020	2.17	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.35	0	$0	0.50%	14.2%	12/31/2024	$3.52	0	$0	0.25%	14.5%	12/31/2024	$3.70	0	$0	0.00%	14.8%
12/31/2023	2.93	0	0	0.50%	14.7%	12/31/2023	3.08	0	0	0.25%	15.0%	12/31/2023	3.23	0	0	0.00%	15.3%
12/31/2022	2.56	0	0	0.50%	-11.7%	12/31/2022	2.68	0	0	0.25%	-11.5%	12/31/2022	2.80	0	0	0.00%	-11.3%
12/31/2021	2.90	0	0	0.50%	28.0%	12/31/2021	3.02	0	0	0.25%	28.3%	12/31/2021	3.15	0	0	0.00%	28.6%
12/31/2020	2.26	0	0	0.50%	2.0%	12/31/2020	2.36	0	0	0.25%	2.3%	12/31/2020	2.45	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.4%
2022	0.8%
2021	0.2%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R3 Class - 06-961

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.10
Band 100	-	-	4.26
Band 75	-	-	4.43
Band 50	-	-	4.61
Band 25	-	-	4.79
Band 0	-	-	4.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(60)
Net investment income (loss)			(60)

Gain (loss) on investments:
Net realized gain (loss)			2,970
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,939)
Net gain (loss)			1,031

Increase (decrease) in net assets from operations			$971

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60)	$(135)
Net realized gain (loss)		2,970	8
Realized gain distributions		-	111
Net change in unrealized appreciation (depreciation)		(1,939)	1,941

Increase (decrease) in net assets from operations		971	1,925

Contract owner transactions:
Proceeds from units sold		2	58
Cost of units redeemed		(16,855)	-
Account charges		(5)	(5)
Increase (decrease)		(16,858)	53
Net increase (decrease)		(15,887)	1,978
Net assets, beginning		15,887	13,909
Net assets, ending		$-	$15,887

Units sold		(1)	16
Units redeemed		(4,389)	(1)
Net increase (decrease)		(4,390)	15
Units outstanding, beginning		4,390	4,375
Units outstanding, ending		-	4,390

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,105,142
Cost of units redeemed/account charges			(1,197,693)
Net investment income (loss)			(15,056)
Net realized gain (loss)			83,932
Realized gain distributions			23,675
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.10	0	$0	1.25%	13.3%	12/31/2024	$4.26	0	$0	1.00%	13.6%	12/31/2024	$4.43	0	$0	0.75%	13.9%
12/31/2023	3.62	4	16	1.25%	13.8%	12/31/2023	3.75	0	0	1.00%	14.1%	12/31/2023	3.89	0	0	0.75%	14.4%
12/31/2022	3.18	4	14	1.25%	-12.4%	12/31/2022	3.29	0	0	1.00%	-12.2%	12/31/2022	3.40	0	0	0.75%	-12.0%
12/31/2021	3.63	6	21	1.25%	27.0%	12/31/2021	3.75	0	0	1.00%	27.3%	12/31/2021	3.87	0	0	0.75%	27.6%
12/31/2020	2.86	14	40	1.25%	1.2%	12/31/2020	2.94	0	0	1.00%	1.4%	12/31/2020	3.03	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.61	0	$0	0.50%	14.1%	12/31/2024	$4.79	0	$0	0.25%	14.4%	12/31/2024	$4.99	0	$0	0.00%	14.7%
12/31/2023	4.04	0	0	0.50%	14.7%	12/31/2023	4.19	0	0	0.25%	15.0%	12/31/2023	4.35	0	0	0.00%	15.2%
12/31/2022	3.52	0	0	0.50%	-11.7%	12/31/2022	3.64	0	0	0.25%	-11.5%	12/31/2022	3.77	0	0	0.00%	-11.3%
12/31/2021	3.99	0	0	0.50%	27.9%	12/31/2021	4.12	0	0	0.25%	28.3%	12/31/2021	4.25	0	0	0.00%	28.6%
12/31/2020	3.12	0	0	0.50%	1.9%	12/31/2020	3.21	0	0	0.25%	2.2%	12/31/2020	3.31	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.3%
2022	0.6%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R3 Class - 06-962

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,346	$98,583	7,515
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$103,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,411	30,274	$3.42
Band 100	-	-	3.55
Band 75	-	-	3.69
Band 50	-	-	3.84
Band 25	-	-	4.00
Band 0	-	-	4.15
Total	$103,411	30,274

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,174)
Net investment income (loss)			(1,174)

Gain (loss) on investments:
Net realized gain (loss)			107
Realized gain distributions			11,271
Net change in unrealized appreciation (depreciation)			(459)
Net gain (loss)			10,919

Increase (decrease) in net assets from operations			$9,745

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,174)	$(887)
Net realized gain (loss)		107	(11)
Realized gain distributions		11,271	-
Net change in unrealized appreciation (depreciation)		(459)	13,093

Increase (decrease) in net assets from operations		9,745	12,195

Contract owner transactions:
Proceeds from units sold		11,123	10,530
Cost of units redeemed		(97)	(2,184)
Account charges		(51)	(124)
Increase (decrease)		10,975	8,222
Net increase (decrease)		20,720	20,417
Net assets, beginning		82,691	62,274
Net assets, ending		$103,411	$82,691

Units sold		3,403	3,861
Units redeemed		(46)	(870)
Net increase (decrease)		3,357	2,991
Units outstanding, beginning		26,917	23,926
Units outstanding, ending		30,274	26,917

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$877,488
Cost of units redeemed/account charges			(923,812)
Net investment income (loss)			(27,275)
Net realized gain (loss)			(94,435)
Realized gain distributions			266,682
Net change in unrealized appreciation (depreciation)			4,763
Net assets			$103,411

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.42	30	$103	1.25%	11.2%	12/31/2024	$3.55	0	$0	1.00%	11.5%	12/31/2024	$3.69	0	$0	0.75%	11.7%
12/31/2023	3.07	27	83	1.25%	18.0%	12/31/2023	3.19	0	0	1.00%	18.3%	12/31/2023	3.31	0	0	0.75%	18.6%
12/31/2022	2.60	24	62	1.25%	-18.8%	12/31/2022	2.69	0	0	1.00%	-18.6%	12/31/2022	2.79	0	0	0.75%	-18.4%
12/31/2021	3.20	106	339	1.25%	24.6%	12/31/2021	3.31	0	0	1.00%	24.9%	12/31/2021	3.41	0	0	0.75%	25.2%
12/31/2020	2.57	67	173	1.25%	-3.0%	12/31/2020	2.65	0	0	1.00%	-2.7%	12/31/2020	2.73	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.84	0	$0	0.50%	12.0%	12/31/2024	$4.00	0	$0	0.25%	12.3%	12/31/2024	$4.15	0	$0	0.00%	12.6%
12/31/2023	3.43	0	0	0.50%	18.9%	12/31/2023	3.56	0	0	0.25%	19.2%	12/31/2023	3.69	0	0	0.00%	19.5%
12/31/2022	2.88	0	0	0.50%	-18.2%	12/31/2022	2.98	0	0	0.25%	-18.0%	12/31/2022	3.09	0	0	0.00%	-17.8%
12/31/2021	3.52	0	0	0.50%	25.5%	12/31/2021	3.64	0	0	0.25%	25.8%	12/31/2021	3.75	0	0	0.00%	26.1%
12/31/2020	2.81	0	0	0.50%	-2.2%	12/31/2020	2.89	0	0	0.25%	-2.0%	12/31/2020	2.98	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.54
Band 100	-	-	3.72
Band 75	-	-	3.91
Band 50	-	-	4.11
Band 25	-	-	4.32
Band 0	-	-	4.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$881,687
Cost of units redeemed/account charges			(1,114,693)
Net investment income (loss)			(34,037)
Net realized gain (loss)			(103,825)
Realized gain distributions			370,868
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.54	0	$0	1.25%	11.2%	12/31/2024	$3.72	0	$0	1.00%	11.5%	12/31/2024	$3.91	0	$0	0.75%	11.7%
12/31/2023	3.18	0	0	1.25%	18.1%	12/31/2023	3.34	0	0	1.00%	18.4%	12/31/2023	3.50	0	0	0.75%	18.7%
12/31/2022	2.70	0	0	1.25%	-18.7%	12/31/2022	2.82	0	0	1.00%	-18.5%	12/31/2022	2.95	0	0	0.75%	-18.3%
12/31/2021	3.32	0	0	1.25%	24.6%	12/31/2021	3.46	0	0	1.00%	25.0%	12/31/2021	3.61	0	0	0.75%	25.3%
12/31/2020	2.66	0	0	1.25%	-2.9%	12/31/2020	2.77	0	0	1.00%	-2.7%	12/31/2020	2.88	0	0	0.75%	-2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.11	0	$0	0.50%	12.0%	12/31/2024	$4.32	0	$0	0.25%	12.3%	12/31/2024	$4.55	0	$0	0.00%	12.6%
12/31/2023	3.67	0	0	0.50%	18.9%	12/31/2023	3.85	0	0	0.25%	19.2%	12/31/2023	4.04	0	0	0.00%	19.5%
12/31/2022	3.09	0	0	0.50%	-18.1%	12/31/2022	3.23	0	0	0.25%	-17.9%	12/31/2022	3.38	0	0	0.00%	-17.7%
12/31/2021	3.77	0	0	0.50%	25.6%	12/31/2021	3.93	0	0	0.25%	25.9%	12/31/2021	4.10	0	0	0.00%	26.2%
12/31/2020	3.00	0	0	0.50%	-2.2%	12/31/2020	3.12	0	0	0.25%	-2.0%	12/31/2020	3.25	0	0	0.00%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.27
Band 100	-	-	2.35
Band 75	-	-	2.42
Band 50	-	-	2.49
Band 25	-	-	2.57
Band 0	-	-	2.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	0	$0	1.25%	11.8%	12/31/2024	$2.35	0	$0	1.00%	12.0%	12/31/2024	$2.42	0	$0	0.75%	12.3%
12/31/2023	2.04	0	0	1.25%	18.6%	12/31/2023	2.09	0	0	1.00%	18.9%	12/31/2023	2.15	0	0	0.75%	19.2%
12/31/2022	1.72	0	0	1.25%	-18.3%	12/31/2022	1.76	0	0	1.00%	-18.1%	12/31/2022	1.81	0	0	0.75%	-17.9%
12/31/2021	2.10	0	0	1.25%	25.2%	12/31/2021	2.15	0	0	1.00%	25.5%	12/31/2021	2.20	0	0	0.75%	25.8%
12/31/2020	1.68	0	0	1.25%	-2.5%	12/31/2020	1.71	0	0	1.00%	-2.2%	12/31/2020	1.75	0	0	0.75%	-2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.49	0	$0	0.50%	12.6%	12/31/2024	$2.57	0	$0	0.25%	12.9%	12/31/2024	$2.65	0	$0	0.00%	13.2%
12/31/2023	2.22	0	0	0.50%	19.5%	12/31/2023	2.28	0	0	0.25%	19.8%	12/31/2023	2.34	0	0	0.00%	20.1%
12/31/2022	1.85	0	0	0.50%	-17.7%	12/31/2022	1.90	0	0	0.25%	-17.5%	12/31/2022	1.95	0	0	0.00%	-17.3%
12/31/2021	2.25	0	0	0.50%	26.1%	12/31/2021	2.31	0	0	0.25%	26.4%	12/31/2021	2.36	0	0	0.00%	26.8%
12/31/2020	1.79	0	0	0.50%	-1.7%	12/31/2020	1.82	0	0	0.25%	-1.5%	12/31/2020	1.86	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund A Class - 06-967

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,392	$59,359	3,195
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$60,401

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,401	17,998	$3.36
Band 100	-	-	3.48
Band 75	-	-	3.62
Band 50	-	-	3.76
Band 25	-	-	3.90
Band 0	-	-	4.05
Total	$60,401	17,998

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,067)
Net investment income (loss)			(1,067)

Gain (loss) on investments:
Net realized gain (loss)			4,609
Realized gain distributions			3,846
Net change in unrealized appreciation (depreciation)			4,881
Net gain (loss)			13,336

Increase (decrease) in net assets from operations			$12,269

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,067)	$(1,038)
Net realized gain (loss)		4,609	(2,120)
Realized gain distributions		3,846	1,315
Net change in unrealized appreciation (depreciation)		4,881	16,155

Increase (decrease) in net assets from operations		12,269	14,312

Contract owner transactions:
Proceeds from units sold		7,440	7,403
Cost of units redeemed		(60,382)	(17,438)
Account charges		(9)	(48)
Increase (decrease)		(52,951)	(10,083)
Net increase (decrease)		(40,682)	4,229
Net assets, beginning		101,083	96,854
Net assets, ending		$60,401	$101,083

Units sold		2,293	2,716
Units redeemed		(18,090)	(6,239)
Net increase (decrease)		(15,797)	(3,523)
Units outstanding, beginning		33,795	37,318
Units outstanding, ending		17,998	33,795

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,153,836
Cost of units redeemed/account charges			(20,703,985)
Net investment income (loss)			(193,970)
Net realized gain (loss)			1,298,752
Realized gain distributions			1,504,735
Net change in unrealized appreciation (depreciation)			1,033
Net assets			$60,401

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.36	18	$60	1.25%	12.2%	12/31/2024	$3.48	0	$0	1.00%	12.5%	12/31/2024	$3.62	0	$0	0.75%	12.8%
12/31/2023	2.99	34	101	1.25%	15.2%	12/31/2023	3.10	0	0	1.00%	15.5%	12/31/2023	3.21	0	0	0.75%	15.8%
12/31/2022	2.60	37	97	1.25%	-22.9%	12/31/2022	2.68	0	0	1.00%	-22.7%	12/31/2022	2.77	0	0	0.75%	-22.5%
12/31/2021	3.37	47	160	1.25%	25.6%	12/31/2021	3.47	0	0	1.00%	25.9%	12/31/2021	3.57	0	0	0.75%	26.3%
12/31/2020	2.68	231	618	1.25%	13.8%	12/31/2020	2.75	0	0	1.00%	14.0%	12/31/2020	2.83	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.76	0	$0	0.50%	13.0%	12/31/2024	$3.90	0	$0	0.25%	13.3%	12/31/2024	$4.05	0	$0	0.00%	13.6%
12/31/2023	3.32	0	0	0.50%	16.1%	12/31/2023	3.44	0	0	0.25%	16.4%	12/31/2023	3.56	0	0	0.00%	16.7%
12/31/2022	2.86	0	0	0.50%	-22.3%	12/31/2022	2.96	0	0	0.25%	-22.1%	12/31/2022	3.05	0	0	0.00%	-21.9%
12/31/2021	3.68	0	0	0.50%	26.6%	12/31/2021	3.80	0	0	0.25%	26.9%	12/31/2021	3.91	0	0	0.00%	27.2%
12/31/2020	2.91	0	0	0.50%	14.6%	12/31/2020	2.99	0	0	0.25%	14.9%	12/31/2020	3.07	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.5%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund P Class - 06-025

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$386,151	$396,932	21,220
Receivables: investments sold	-
Payables: investments purchased	(576)
Net assets	$385,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$362,602	171,607	$2.11
Band 100	22,973	10,565	2.17
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.37
Band 0	-	-	2.44
Total	$385,575	182,172

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,676)
Net investment income (loss)			(4,676)

Gain (loss) on investments:
Net realized gain (loss)			(1,624)
Realized gain distributions			25,778
Net change in unrealized appreciation (depreciation)			22,354
Net gain (loss)			46,508

Increase (decrease) in net assets from operations			$41,832

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,676)	$(4,391)
Net realized gain (loss)		(1,624)	(26,167)
Realized gain distributions		25,778	4,925
Net change in unrealized appreciation (depreciation)		22,354	76,215

Increase (decrease) in net assets from operations		41,832	50,582

Contract owner transactions:
Proceeds from units sold		32,290	28,577
Cost of units redeemed		(41,465)	(120,967)
Account charges		(408)	(358)
Increase (decrease)		(9,583)	(92,748)
Net increase (decrease)		32,249	(42,166)
Net assets, beginning		353,326	395,492
Net assets, ending		$385,575	$353,326

Units sold		16,343	18,414
Units redeemed		(20,870)	(71,821)
Net increase (decrease)		(4,527)	(53,407)
Units outstanding, beginning		186,699	240,106
Units outstanding, ending		182,172	186,699

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,710,053
Cost of units redeemed/account charges			(1,783,194)
Net investment income (loss)			(86,014)
Net realized gain (loss)			(95,438)
Realized gain distributions			650,949
Net change in unrealized appreciation (depreciation)			(10,781)
Net assets			$385,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	172	$363	1.25%	11.9%	12/31/2024	$2.17	11	$23	1.00%	12.2%	12/31/2024	$2.24	0	$0	0.75%	12.5%
12/31/2023	1.89	170	321	1.25%	15.1%	12/31/2023	1.94	17	32	1.00%	15.4%	12/31/2023	1.99	0	0	0.75%	15.6%
12/31/2022	1.64	202	331	1.25%	-23.0%	12/31/2022	1.68	38	65	1.00%	-22.9%	12/31/2022	1.72	0	0	0.75%	-22.7%
12/31/2021	2.13	345	735	1.25%	25.4%	12/31/2021	2.18	39	84	1.00%	25.7%	12/31/2021	2.22	0	0	0.75%	26.0%
12/31/2020	1.70	309	525	1.25%	13.5%	12/31/2020	1.73	39	68	1.00%	13.8%	12/31/2020	1.77	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.30	0	$0	0.50%	12.8%	12/31/2024	$2.37	0	$0	0.25%	13.0%	12/31/2024	$2.44	0	$0	0.00%	13.3%
12/31/2023	2.04	0	0	0.50%	15.9%	12/31/2023	2.10	0	0	0.25%	16.2%	12/31/2023	2.15	0	0	0.00%	16.5%
12/31/2022	1.76	0	0	0.50%	-22.5%	12/31/2022	1.80	0	0	0.25%	-22.3%	12/31/2022	1.85	0	0	0.00%	-22.1%
12/31/2021	2.27	0	0	0.50%	26.3%	12/31/2021	2.32	0	0	0.25%	26.6%	12/31/2021	2.37	0	0	0.00%	26.9%
12/31/2020	1.80	0	0	0.50%	14.4%	12/31/2020	1.83	0	0	0.25%	14.7%	12/31/2020	1.87	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R3 Class - 06-968

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,525	$366,303	20,199
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$359,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$280,850	86,460	$3.25
Band 100	78,703	23,335	3.37
Band 75	-	-	3.50
Band 50	-	-	3.64
Band 25	-	-	3.78
Band 0	-	-	3.92
Total	$359,553	109,795

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,326)
Net investment income (loss)			(4,326)

Gain (loss) on investments:
Net realized gain (loss)			2,204
Realized gain distributions			24,505
Net change in unrealized appreciation (depreciation)			18,394
Net gain (loss)			45,103

Increase (decrease) in net assets from operations			$40,777

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,326)	$(4,455)
Net realized gain (loss)		2,204	(20,469)
Realized gain distributions		24,505	4,612
Net change in unrealized appreciation (depreciation)		18,394	75,723

Increase (decrease) in net assets from operations		40,777	55,411

Contract owner transactions:
Proceeds from units sold		26,529	23,883
Cost of units redeemed		(40,562)	(149,399)
Account charges		(281)	(394)
Increase (decrease)		(14,314)	(125,910)
Net increase (decrease)		26,463	(70,499)
Net assets, beginning		333,090	403,589
Net assets, ending		$359,553	$333,090

Units sold		8,430	9,126
Units redeemed		(12,335)	(54,341)
Net increase (decrease)		(3,905)	(45,215)
Units outstanding, beginning		113,700	158,915
Units outstanding, ending		109,795	113,700

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,797,035
Cost of units redeemed/account charges			(5,480,981)
Net investment income (loss)			(157,895)
Net realized gain (loss)			176,131
Realized gain distributions			1,032,041
Net change in unrealized appreciation (depreciation)			(6,778)
Net assets			$359,553

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.25	86	$281	1.25%	11.9%	12/31/2024	$3.37	23	$79	1.00%	12.2%	12/31/2024	$3.50	0	$0	0.75%	12.4%
12/31/2023	2.90	85	248	1.25%	15.0%	12/31/2023	3.01	28	86	1.00%	15.3%	12/31/2023	3.11	0	0	0.75%	15.6%
12/31/2022	2.52	130	328	1.25%	-23.1%	12/31/2022	2.61	29	76	1.00%	-22.9%	12/31/2022	2.69	0	0	0.75%	-22.7%
12/31/2021	3.28	163	534	1.25%	25.3%	12/31/2021	3.38	44	150	1.00%	25.6%	12/31/2021	3.48	0	0	0.75%	25.9%
12/31/2020	2.62	219	573	1.25%	13.5%	12/31/2020	2.69	55	149	1.00%	13.7%	12/31/2020	2.77	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.64	0	$0	0.50%	12.7%	12/31/2024	$3.78	0	$0	0.25%	13.0%	12/31/2024	$3.92	0	$0	0.00%	13.3%
12/31/2023	3.23	0	0	0.50%	15.9%	12/31/2023	3.34	0	0	0.25%	16.2%	12/31/2023	3.46	0	0	0.00%	16.5%
12/31/2022	2.78	0	0	0.50%	-22.5%	12/31/2022	2.88	0	0	0.25%	-22.3%	12/31/2022	2.97	0	0	0.00%	-22.1%
12/31/2021	3.59	0	0	0.50%	26.2%	12/31/2021	3.70	0	0	0.25%	26.6%	12/31/2021	3.81	0	0	0.00%	26.9%
12/31/2020	2.84	0	0	0.50%	14.3%	12/31/2020	2.92	0	0	0.25%	14.6%	12/31/2020	3.01	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund I Class - 06-948

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,440	$161,522	4,533
Receivables: investments sold	-
Payables: investments purchased	(5,200)
Net assets	$225,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$225,240	56,694	$3.97
Band 100	-	-	4.07
Band 75	-	-	4.18
Band 50	-	-	4.28
Band 25	-	-	4.39
Band 0	-	-	4.50
Total	$225,240	56,694

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,336)
Net investment income (loss)			(2,336)

Gain (loss) on investments:
Net realized gain (loss)			291
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67,868
Net gain (loss)			68,159

Increase (decrease) in net assets from operations			$65,823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,336)	$(1,477)
Net realized gain (loss)		291	(669)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		67,868	34,806

Increase (decrease) in net assets from operations		65,823	32,660

Contract owner transactions:
Proceeds from units sold		22,604	20,745
Cost of units redeemed		(5,351)	(5,729)
Account charges		-	-
Increase (decrease)		17,253	15,016
Net increase (decrease)		83,076	47,676
Net assets, beginning		142,164	94,488
Net assets, ending		$225,240	$142,164

Units sold		6,815	8,605
Units redeemed		(1,347)	(2,201)
Net increase (decrease)		5,468	6,404
Units outstanding, beginning		51,226	44,822
Units outstanding, ending		56,694	51,226

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$395,374
Cost of units redeemed/account charges			(336,546)
Net investment income (loss)			(13,181)
Net realized gain (loss)			35,305
Realized gain distributions			75,370
Net change in unrealized appreciation (depreciation)			68,918
Net assets			$225,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.97	57	$225	1.25%	43.2%	12/31/2024	$4.07	0	$0	1.00%	43.5%	12/31/2024	$4.18	0	$0	0.75%	43.9%
12/31/2023	2.78	51	142	1.25%	31.6%	12/31/2023	2.84	0	0	1.00%	32.0%	12/31/2023	2.90	0	0	0.75%	32.3%
12/31/2022	2.11	45	94	1.25%	-39.5%	12/31/2022	2.15	0	0	1.00%	-39.3%	12/31/2022	2.19	0	0	0.75%	-39.2%
12/31/2021	3.48	40	139	1.25%	7.6%	12/31/2021	3.54	0	0	1.00%	7.9%	12/31/2021	3.61	0	0	0.75%	8.1%
12/31/2020	3.24	43	138	1.25%	75.3%	12/31/2020	3.29	0	0	1.00%	75.7%	12/31/2020	3.34	0	0	0.75%	76.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.28	0	$0	0.50%	44.2%	12/31/2024	$4.39	0	$0	0.25%	44.6%	12/31/2024	$4.50	0	$0	0.00%	45.0%
12/31/2023	2.97	0	0	0.50%	32.6%	12/31/2023	3.04	0	0	0.25%	33.0%	12/31/2023	3.10	0	0	0.00%	33.3%
12/31/2022	2.24	0	0	0.50%	-39.0%	12/31/2022	2.28	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.67	0	0	0.50%	8.4%	12/31/2021	3.73	0	0	0.25%	8.7%	12/31/2021	3.80	0	0	0.00%	8.9%
12/31/2020	3.39	0	0	0.50%	76.6%	12/31/2020	3.44	0	0	0.25%	77.0%	12/31/2020	3.49	0	0	0.00%	77.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund I Class - 06-949

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$209,884	$229,637	24,250
Receivables: investments sold	128
Payables: investments purchased	-
Net assets	$210,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$210,012	203,450	$1.03
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.11
Band 25	-	-	1.14
Band 0	-	-	1.17
Total	$210,012	203,450

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,327
Mortality & expense charges			(2,628)
Net investment income (loss)			7,699

Gain (loss) on investments:
Net realized gain (loss)			(363)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,844)
Net gain (loss)			(4,207)

Increase (decrease) in net assets from operations			$3,492

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,699	$5,851
Net realized gain (loss)		(363)	(1,376)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,844)	2,548

Increase (decrease) in net assets from operations		3,492	7,023

Contract owner transactions:
Proceeds from units sold		1,624	109,215
Cost of units redeemed		(2,249)	(4,934)
Account charges		-	-
Increase (decrease)		(625)	104,281
Net increase (decrease)		2,867	111,304
Net assets, beginning		207,145	95,841
Net assets, ending		$210,012	$207,145

Units sold		1,593	109,802
Units redeemed		(2,124)	(5,022)
Net increase (decrease)		(531)	104,780
Units outstanding, beginning		203,981	99,201
Units outstanding, ending		203,450	203,981

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$813,888
Cost of units redeemed/account charges			(608,275)
Net investment income (loss)			36,190
Net realized gain (loss)			(17,132)
Realized gain distributions			5,094
Net change in unrealized appreciation (depreciation)			(19,753)
Net assets			$210,012

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	203	$210	1.25%	1.6%	12/31/2024	$1.06	0	$0	1.00%	1.9%	12/31/2024	$1.08	0	$0	0.75%	2.2%
12/31/2023	1.02	204	207	1.25%	5.1%	12/31/2023	1.04	0	0	1.00%	5.4%	12/31/2023	1.06	0	0	0.75%	5.6%
12/31/2022	0.97	99	96	1.25%	-15.0%	12/31/2022	0.99	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.14	134	153	1.25%	-1.1%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.18	0	0	0.75%	-0.6%
12/31/2020	1.15	136	156	1.25%	6.2%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	2.4%	12/31/2024	$1.14	0	$0	0.25%	2.7%	12/31/2024	$1.17	0	$0	0.00%	2.9%
12/31/2023	1.09	0	0	0.50%	5.9%	12/31/2023	1.11	0	0	0.25%	6.2%	12/31/2023	1.14	0	0	0.00%	6.4%
12/31/2022	1.03	0	0	0.50%	-14.3%	12/31/2022	1.05	0	0	0.25%	-14.1%	12/31/2022	1.07	0	0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	-0.4%	12/31/2021	1.22	0	0	0.25%	-0.1%	12/31/2021	1.24	0	0	0.00%	0.1%
12/31/2020	1.20	0	0	0.50%	7.0%	12/31/2020	1.22	0	0	0.25%	7.3%	12/31/2020	1.24	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	5.2%
2022	3.2%
2021	2.3%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R3 Class - 06-951

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,512	$171,474	5,578
Receivables: investments sold	2,252
Payables: investments purchased	-
Net assets	$252,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,764	66,886	$3.78
Band 100	-	-	3.87
Band 75	-	-	3.97
Band 50	-	-	4.07
Band 25	-	-	4.17
Band 0	-	-	4.28
Total	$252,764	66,886

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,209)
Net investment income (loss)			(4,209)

Gain (loss) on investments:
Net realized gain (loss)			75,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,483
Net gain (loss)			123,762

Increase (decrease) in net assets from operations			$119,553

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,209)	$(5,029)
Net realized gain (loss)		75,279	(2,045)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,483	115,957

Increase (decrease) in net assets from operations		119,553	108,883

Contract owner transactions:
Proceeds from units sold		45,878	51,367
Cost of units redeemed		(396,772)	(11,949)
Account charges		(115)	(108)
Increase (decrease)		(351,009)	39,310
Net increase (decrease)		(231,456)	148,193
Net assets, beginning		484,220	336,027
Net assets, ending		$252,764	$484,220

Units sold		14,670	22,145
Units redeemed		(130,315)	(5,483)
Net increase (decrease)		(115,645)	16,662
Units outstanding, beginning		182,531	165,869
Units outstanding, ending		66,886	182,531

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$726,491
Cost of units redeemed/account charges			(687,433)
Net investment income (loss)			(20,774)
Net realized gain (loss)			81,636
Realized gain distributions			73,806
Net change in unrealized appreciation (depreciation)			79,038
Net assets			$252,764

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.78	67	$253	1.25%	42.5%	12/31/2024	$3.87	0	$0	1.00%	42.8%	12/31/2024	$3.97	0	$0	0.75%	43.2%
12/31/2023	2.65	183	484	1.25%	30.9%	12/31/2023	2.71	0	0	1.00%	31.3%	12/31/2023	2.77	0	0	0.75%	31.6%
12/31/2022	2.03	166	336	1.25%	-39.8%	12/31/2022	2.07	0	0	1.00%	-39.6%	12/31/2022	2.11	0	0	0.75%	-39.5%
12/31/2021	3.36	55	186	1.25%	7.1%	12/31/2021	3.42	0	0	1.00%	7.3%	12/31/2021	3.48	0	0	0.75%	7.6%
12/31/2020	3.14	43	137	1.25%	74.4%	12/31/2020	3.19	0	0	1.00%	74.8%	12/31/2020	3.24	0	0	0.75%	75.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.07	0	$0	0.50%	43.5%	12/31/2024	$4.17	0	$0	0.25%	43.9%	12/31/2024	$4.28	0	$0	0.00%	44.3%
12/31/2023	2.84	0	0	0.50%	31.9%	12/31/2023	2.90	0	0	0.25%	32.3%	12/31/2023	2.97	0	0	0.00%	32.6%
12/31/2022	2.15	0	0	0.50%	-39.3%	12/31/2022	2.19	0	0	0.25%	-39.2%	12/31/2022	2.24	0	0	0.00%	-39.0%
12/31/2021	3.54	0	0	0.50%	7.9%	12/31/2021	3.61	0	0	0.25%	8.1%	12/31/2021	3.67	0	0	0.00%	8.4%
12/31/2020	3.28	0	0	0.50%	75.7%	12/31/2020	3.33	0	0	0.25%	76.1%	12/31/2020	3.38	0	0	0.00%	76.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R3 Class - 06-952

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,097
Mortality & expense charges			(303)
Net investment income (loss)			794

Gain (loss) on investments:
Net realized gain (loss)			(5,582)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,378
Net gain (loss)			(204)

Increase (decrease) in net assets from operations			$590

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$794	$1,118
Net realized gain (loss)		(5,582)	(1,088)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,378	1,798

Increase (decrease) in net assets from operations		590	1,828

Contract owner transactions:
Proceeds from units sold		38,429	3,185
Cost of units redeemed		(79,147)	(6,801)
Account charges		-	-
Increase (decrease)		(40,718)	(3,616)
Net increase (decrease)		(40,128)	(1,788)
Net assets, beginning		40,128	41,916
Net assets, ending		$-	$40,128

Units sold		40,152	3,403
Units redeemed		(81,528)	(7,214)
Net increase (decrease)		(41,376)	(3,811)
Units outstanding, beginning		41,376	45,187
Units outstanding, ending		-	41,376

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,071,066
Cost of units redeemed/account charges			(1,087,637)
Net investment income (loss)			28,960
Net realized gain (loss)			(18,922)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	1.25%	1.1%	12/31/2024	$1.01	0	$0	1.00%	1.4%	12/31/2024	$1.03	0	$0	0.75%	1.6%
12/31/2023	0.97	41	40	1.25%	4.6%	12/31/2023	0.99	0	0	1.00%	4.8%	12/31/2023	1.01	0	0	0.75%	5.1%
12/31/2022	0.93	45	42	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-15.0%
12/31/2021	1.10	105	115	1.25%	-1.6%	12/31/2021	1.12	0	0	1.00%	-1.3%	12/31/2021	1.14	0	0	0.75%	-1.1%
12/31/2020	1.11	115	128	1.25%	5.6%	12/31/2020	1.13	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.9%	12/31/2024	$1.08	0	$0	0.25%	2.1%	12/31/2024	$1.11	0	$0	0.00%	2.4%
12/31/2023	1.04	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	0.98	0	0	0.50%	-14.8%	12/31/2022	1.00	0	0	0.25%	-14.6%	12/31/2022	1.02	0	0	0.00%	-14.4%
12/31/2021	1.16	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.20	0	0	0.00%	-0.3%
12/31/2020	1.17	0	0	0.50%	6.4%	12/31/2020	1.18	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	3.9%
2022	1.8%
2021	1.8%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$842
Mortality & expense charges			(177)
Net investment income (loss)			665

Gain (loss) on investments:
Net realized gain (loss)			361
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(464)
Net gain (loss)			(103)

Increase (decrease) in net assets from operations			$562

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$665	$466
Net realized gain (loss)		361	(88)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(464)	554

Increase (decrease) in net assets from operations		562	932

Contract owner transactions:
Proceeds from units sold		1,749	37,790
Cost of units redeemed		(40,477)	(1,459)
Account charges		(21)	(72)
Increase (decrease)		(38,749)	36,259
Net increase (decrease)		(38,187)	37,191
Net assets, beginning		38,187	996
Net assets, ending		$-	$38,187

Units sold		1,345	29,280
Units redeemed		(30,215)	(1,206)
Net increase (decrease)		(28,870)	28,074
Units outstanding, beginning		28,870	796
Units outstanding, ending		-	28,870

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$72,127
Cost of units redeemed/account charges			(74,607)
Net investment income (loss)			1,654
Net realized gain (loss)			810
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	1.25%	5.7%	12/31/2024	$1.43	0	$0	1.00%	5.9%	12/31/2024	$1.46	0	$0	0.75%	6.2%
12/31/2023	1.32	29	38	1.25%	5.8%	12/31/2023	1.35	0	0	1.00%	6.0%	12/31/2023	1.38	0	0	0.75%	6.3%
12/31/2022	1.25	1	1	1.25%	-13.6%	12/31/2022	1.27	0	0	1.00%	-13.4%	12/31/2022	1.29	0	0	0.75%	-13.2%
12/31/2021	1.45	1	2	1.25%	2.1%	12/31/2021	1.47	0	0	1.00%	2.4%	12/31/2021	1.49	0	0	0.75%	2.6%
12/31/2020	1.42	3	4	1.25%	6.3%	12/31/2020	1.44	0	0	1.00%	6.6%	12/31/2020	1.45	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	6.5%	12/31/2024	$1.53	0	$0	0.25%	6.7%	12/31/2024	$1.56	0	$0	0.00%	7.0%
12/31/2023	1.40	0	0	0.50%	6.6%	12/31/2023	1.43	0	0	0.25%	6.8%	12/31/2023	1.46	0	0	0.00%	7.1%
12/31/2022	1.32	0	0	0.50%	-13.0%	12/31/2022	1.34	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.51	0	0	0.50%	2.9%	12/31/2021	1.54	0	0	0.25%	3.1%	12/31/2021	1.56	0	0	0.00%	3.4%
12/31/2020	1.47	0	0	0.50%	7.1%	12/31/2020	1.49	0	0	0.25%	7.4%	12/31/2020	1.51	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.1%
2022	2.6%
2021	15.2%
2020	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R5 Class - 06-CJV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,195	$66,089	3,587
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$82,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,154	28,631	$2.87
Band 100	-	-	2.93
Band 75	-	-	3.00
Band 50	-	-	3.07
Band 25	-	-	3.14
Band 0	-	-	3.21
Total	$82,154	28,631

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$817
Mortality & expense charges			(1,140)
Net investment income (loss)			(323)

Gain (loss) on investments:
Net realized gain (loss)			8,712
Realized gain distributions			3,486
Net change in unrealized appreciation (depreciation)			5,710
Net gain (loss)			17,908

Increase (decrease) in net assets from operations			$17,585

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(323)	$(29)
Net realized gain (loss)		8,712	1,313
Realized gain distributions		3,486	527
Net change in unrealized appreciation (depreciation)		5,710	10,391

Increase (decrease) in net assets from operations		17,585	12,202

Contract owner transactions:
Proceeds from units sold		12,161	95,873
Cost of units redeemed		(42,609)	(22,376)
Account charges		(818)	(715)
Increase (decrease)		(31,266)	72,782
Net increase (decrease)		(13,681)	84,984
Net assets, beginning		95,835	10,851
Net assets, ending		$82,154	$95,835

Units sold		4,576	45,689
Units redeemed		(16,396)	(10,515)
Net increase (decrease)		(11,820)	35,174
Units outstanding, beginning		40,451	5,277
Units outstanding, ending		28,631	40,451

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$412,009
Cost of units redeemed/account charges			(357,629)
Net investment income (loss)			(268)
Net realized gain (loss)			(411)
Realized gain distributions			12,347
Net change in unrealized appreciation (depreciation)			16,106
Net assets			$82,154

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.87	29	$82	1.25%	21.1%	12/31/2024	$2.93	0	$0	1.00%	21.4%	12/31/2024	$3.00	0	$0	0.75%	21.7%
12/31/2023	2.37	40	96	1.25%	15.2%	12/31/2023	2.42	0	0	1.00%	15.5%	12/31/2023	2.46	0	0	0.75%	15.8%
12/31/2022	2.06	5	11	1.25%	-14.5%	12/31/2022	2.09	0	0	1.00%	-14.2%	12/31/2022	2.13	0	0	0.75%	-14.0%
12/31/2021	2.40	43	104	1.25%	24.5%	12/31/2021	2.44	0	0	1.00%	24.8%	12/31/2021	2.48	0	0	0.75%	25.1%
12/31/2020	1.93	4	8	1.25%	14.4%	12/31/2020	1.95	0	0	1.00%	14.7%	12/31/2020	1.98	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.07	0	$0	0.50%	22.0%	12/31/2024	$3.14	0	$0	0.25%	22.3%	12/31/2024	$3.21	0	$0	0.00%	22.6%
12/31/2023	2.51	0	0	0.50%	16.1%	12/31/2023	2.56	0	0	0.25%	16.4%	12/31/2023	2.62	0	0	0.00%	16.7%
12/31/2022	2.17	0	0	0.50%	-13.8%	12/31/2022	2.20	0	0	0.25%	-13.6%	12/31/2022	2.24	0	0	0.00%	-13.4%
12/31/2021	2.51	0	0	0.50%	25.5%	12/31/2021	2.55	0	0	0.25%	25.8%	12/31/2021	2.59	0	0	0.00%	26.1%
12/31/2020	2.00	0	0	0.50%	15.3%	12/31/2020	2.03	0	0	0.25%	15.5%	12/31/2020	2.05	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	2.0%
2022	1.2%
2021	1.1%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R5 Class - 06-CJW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.67
Band 100	-	-	2.73
Band 75	-	-	2.79
Band 50	-	-	2.85
Band 25	-	-	2.91
Band 0	-	-	2.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(15)
Net investment income (loss)			(15)

Gain (loss) on investments:
Net realized gain (loss)			(243)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			492
Net gain (loss)			249

Increase (decrease) in net assets from operations			$234

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15)	$(31)
Net realized gain (loss)		(243)	(11)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		492	226

Increase (decrease) in net assets from operations		234	184

Contract owner transactions:
Proceeds from units sold		10	15
Cost of units redeemed		(2,896)	-
Account charges		(1)	(12)
Increase (decrease)		(2,887)	3
Net increase (decrease)		(2,653)	187
Net assets, beginning		2,653	2,466
Net assets, ending		$-	$2,653

Units sold		4	7
Units redeemed		(1,205)	(5)
Net increase (decrease)		(1,201)	2
Units outstanding, beginning		1,201	1,199
Units outstanding, ending		-	1,201

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,388,761
Cost of units redeemed/account charges			(7,875,589)
Net investment income (loss)			(62,672)
Net realized gain (loss)			(493,113)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.67	0	$0	1.25%	20.7%	12/31/2024	$2.73	0	$0	1.00%	21.0%	12/31/2024	$2.79	0	$0	0.75%	21.3%
12/31/2023	2.21	1	3	1.25%	7.4%	12/31/2023	2.25	0	0	1.00%	7.7%	12/31/2023	2.30	0	0	0.75%	7.9%
12/31/2022	2.06	1	2	1.25%	-36.7%	12/31/2022	2.09	0	0	1.00%	-36.6%	12/31/2022	2.13	0	0	0.75%	-36.4%
12/31/2021	3.25	162	527	1.25%	-3.6%	12/31/2021	3.30	0	0	1.00%	-3.4%	12/31/2021	3.35	0	0	0.75%	-3.1%
12/31/2020	3.37	0	0	1.25%	70.8%	12/31/2020	3.41	0	0	1.00%	71.2%	12/31/2020	3.46	0	0	0.75%	71.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.85	0	$0	0.50%	21.6%	12/31/2024	$2.91	0	$0	0.25%	21.9%	12/31/2024	$2.98	0	$0	0.00%	22.2%
12/31/2023	2.34	0	0	0.50%	8.2%	12/31/2023	2.39	0	0	0.25%	8.5%	12/31/2023	2.44	0	0	0.00%	8.7%
12/31/2022	2.17	0	0	0.50%	-36.2%	12/31/2022	2.20	0	0	0.25%	-36.1%	12/31/2022	2.24	0	0	0.00%	-35.9%
12/31/2021	3.40	0	0	0.50%	-2.9%	12/31/2021	3.45	0	0	0.25%	-2.7%	12/31/2021	3.50	0	0	0.00%	-2.4%
12/31/2020	3.50	0	0	0.50%	72.1%	12/31/2020	3.54	0	0	0.25%	72.5%	12/31/2020	3.59	0	0	0.00%	73.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,683	$110,912	8,001
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$121,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,620	50,216	$2.42
Band 100	-	-	2.48
Band 75	-	-	2.53
Band 50	-	-	2.59
Band 25	-	-	2.65
Band 0	-	-	2.71
Total	$121,620	50,216

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,317
Mortality & expense charges			(1,543)
Net investment income (loss)			(226)

Gain (loss) on investments:
Net realized gain (loss)			5,364
Realized gain distributions			7,096
Net change in unrealized appreciation (depreciation)			8,518
Net gain (loss)			20,978

Increase (decrease) in net assets from operations			$20,752

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(226)	$(103)
Net realized gain (loss)		5,364	(852)
Realized gain distributions		7,096	-
Net change in unrealized appreciation (depreciation)		8,518	11,047

Increase (decrease) in net assets from operations		20,752	10,092

Contract owner transactions:
Proceeds from units sold		50,069	13,635
Cost of units redeemed		(43,365)	(10,488)
Account charges		(1,138)	(768)
Increase (decrease)		5,566	2,379
Net increase (decrease)		26,318	12,471
Net assets, beginning		95,302	82,831
Net assets, ending		$121,620	$95,302

Units sold		22,975	7,318
Units redeemed		(19,716)	(6,052)
Net increase (decrease)		3,259	1,266
Units outstanding, beginning		46,957	45,691
Units outstanding, ending		50,216	46,957

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$198,614
Cost of units redeemed/account charges			(107,429)
Net investment income (loss)			1,051
Net realized gain (loss)			(3,448)
Realized gain distributions			22,061
Net change in unrealized appreciation (depreciation)			10,771
Net assets			$121,620

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	50	$122	1.25%	19.3%	12/31/2024	$2.48	0	$0	1.00%	19.6%	12/31/2024	$2.53	0	$0	0.75%	19.9%
12/31/2023	2.03	47	95	1.25%	12.0%	12/31/2023	2.07	0	0	1.00%	12.2%	12/31/2023	2.11	0	0	0.75%	12.5%
12/31/2022	1.81	46	83	1.25%	-10.3%	12/31/2022	1.84	0	0	1.00%	-10.1%	12/31/2022	1.88	0	0	0.75%	-9.9%
12/31/2021	2.02	49	99	1.25%	27.7%	12/31/2021	2.05	0	0	1.00%	28.0%	12/31/2021	2.08	0	0	0.75%	28.3%
12/31/2020	1.58	0	0	1.25%	1.7%	12/31/2020	1.60	0	0	1.00%	2.0%	12/31/2020	1.62	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	0	$0	0.50%	20.2%	12/31/2024	$2.65	0	$0	0.25%	20.5%	12/31/2024	$2.71	0	$0	0.00%	20.8%
12/31/2023	2.15	0	0	0.50%	12.8%	12/31/2023	2.20	0	0	0.25%	13.1%	12/31/2023	2.24	0	0	0.00%	13.4%
12/31/2022	1.91	0	0	0.50%	-9.7%	12/31/2022	1.94	0	0	0.25%	-9.4%	12/31/2022	1.98	0	0	0.00%	-9.2%
12/31/2021	2.11	0	0	0.50%	28.6%	12/31/2021	2.15	0	0	0.25%	28.9%	12/31/2021	2.18	0	0	0.00%	29.3%
12/31/2020	1.64	0	0	0.50%	2.5%	12/31/2020	1.66	0	0	0.25%	2.8%	12/31/2020	1.68	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.1%
2022	1.8%
2021	2.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R5 Class - 06-CJY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,648,956	$1,309,162	33,477
Receivables: investments sold	15,201
Payables: investments purchased	-
Net assets	$1,664,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,664,157	412,909	$4.03
Band 100	-	-	4.12
Band 75	-	-	4.21
Band 50	-	-	4.31
Band 25	-	-	4.41
Band 0	-	-	4.51
Total	$1,664,157	412,909

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,997)
Net investment income (loss)			(20,997)

Gain (loss) on investments:
Net realized gain (loss)			57,727
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			549,969
Net gain (loss)			607,696

Increase (decrease) in net assets from operations			$586,699

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,997)	$(15,726)
Net realized gain (loss)		57,727	(39,502)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		549,969	404,037

Increase (decrease) in net assets from operations		586,699	348,809

Contract owner transactions:
Proceeds from units sold		171,452	201,676
Cost of units redeemed		(567,145)	(129,590)
Account charges		(53)	(191)
Increase (decrease)		(395,746)	71,895
Net increase (decrease)		190,953	420,704
Net assets, beginning		1,473,204	1,052,500
Net assets, ending		$1,664,157	$1,473,204

Units sold		49,141	85,254
Units redeemed		(159,525)	(54,032)
Net increase (decrease)		(110,384)	31,222
Units outstanding, beginning		523,293	492,071
Units outstanding, ending		412,909	523,293

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,110,015
Cost of units redeemed/account charges			(5,036,867)
Net investment income (loss)			(164,735)
Net realized gain (loss)			27,451
Realized gain distributions			1,388,499
Net change in unrealized appreciation (depreciation)			339,794
Net assets			$1,664,157

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.03	413	$1,664	1.25%	43.2%	12/31/2024	$4.12	0	$0	1.00%	43.5%	12/31/2024	$4.21	0	$0	0.75%	43.9%
12/31/2023	2.82	523	1,473	1.25%	31.6%	12/31/2023	2.87	0	0	1.00%	31.9%	12/31/2023	2.93	0	0	0.75%	32.3%
12/31/2022	2.14	492	1,053	1.25%	-39.5%	12/31/2022	2.18	0	0	1.00%	-39.3%	12/31/2022	2.21	0	0	0.75%	-39.2%
12/31/2021	3.53	1,223	4,322	1.25%	7.6%	12/31/2021	3.59	0	0	1.00%	7.9%	12/31/2021	3.64	0	0	0.75%	8.1%
12/31/2020	3.28	637	2,092	1.25%	75.3%	12/31/2020	3.33	0	0	1.00%	75.7%	12/31/2020	3.37	0	0	0.75%	76.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.31	0	$0	0.50%	44.2%	12/31/2024	$4.41	0	$0	0.25%	44.6%	12/31/2024	$4.51	0	$0	0.00%	45.0%
12/31/2023	2.99	0	0	0.50%	32.6%	12/31/2023	3.05	0	0	0.25%	32.9%	12/31/2023	3.11	0	0	0.00%	33.3%
12/31/2022	2.25	0	0	0.50%	-39.0%	12/31/2022	2.29	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.69	0	0	0.50%	8.4%	12/31/2021	3.75	0	0	0.25%	8.7%	12/31/2021	3.81	0	0	0.00%	8.9%
12/31/2020	3.41	0	0	0.50%	76.6%	12/31/2020	3.45	0	0	0.25%	77.1%	12/31/2020	3.49	0	0	0.00%	77.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.44
Band 100	-	-	2.50
Band 75	-	-	2.56
Band 50	-	-	2.61
Band 25	-	-	2.67
Band 0	-	-	2.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.44	0	$0	1.25%	29.5%	12/31/2024	$2.50	0	$0	1.00%	29.8%	12/31/2024	$2.56	0	$0	0.75%	30.1%
12/31/2023	1.89	0	0	1.25%	9.7%	12/31/2023	1.92	0	0	1.00%	10.0%	12/31/2023	1.96	0	0	0.75%	10.3%
12/31/2022	1.72	0	0	1.25%	-33.3%	12/31/2022	1.75	0	0	1.00%	-33.1%	12/31/2022	1.78	0	0	0.75%	-32.9%
12/31/2021	2.58	0	0	1.25%	5.5%	12/31/2021	2.61	0	0	1.00%	5.8%	12/31/2021	2.65	0	0	0.75%	6.0%
12/31/2020	2.44	0	0	1.25%	38.7%	12/31/2020	2.47	0	0	1.00%	39.0%	12/31/2020	2.50	0	0	0.75%	39.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.61	0	$0	0.50%	30.5%	12/31/2024	$2.67	0	$0	0.25%	30.8%	12/31/2024	$2.73	0	$0	0.00%	31.1%
12/31/2023	2.00	0	0	0.50%	10.6%	12/31/2023	2.04	0	0	0.25%	10.8%	12/31/2023	2.08	0	0	0.00%	11.1%
12/31/2022	1.81	0	0	0.50%	-32.8%	12/31/2022	1.84	0	0	0.25%	-32.6%	12/31/2022	1.88	0	0	0.00%	-32.4%
12/31/2021	2.69	0	0	0.50%	6.3%	12/31/2021	2.73	0	0	0.25%	6.6%	12/31/2021	2.78	0	0	0.00%	6.8%
12/31/2020	2.53	0	0	0.50%	39.7%	12/31/2020	2.57	0	0	0.25%	40.1%	12/31/2020	2.60	0	0	0.00%	40.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R5 Class - 06-CKF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,420	$31,991	5,057
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$32,416

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,416	21,860	$1.48
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$32,416	21,860

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,307
Mortality & expense charges			(396)
Net investment income (loss)			1,911

Gain (loss) on investments:
Net realized gain (loss)			(363)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			638
Net gain (loss)			275

Increase (decrease) in net assets from operations			$2,186

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,911	$2,981
Net realized gain (loss)		(363)	(2,480)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		638	3,108

Increase (decrease) in net assets from operations		2,186	3,609

Contract owner transactions:
Proceeds from units sold		25,002	62,544
Cost of units redeemed		(36,004)	(75,939)
Account charges		(33)	(103)
Increase (decrease)		(11,035)	(13,498)
Net increase (decrease)		(8,849)	(9,889)
Net assets, beginning		41,265	51,154
Net assets, ending		$32,416	$41,265

Units sold		17,682	48,264
Units redeemed		(25,714)	(58,879)
Net increase (decrease)		(8,032)	(10,615)
Units outstanding, beginning		29,892	40,507
Units outstanding, ending		21,860	29,892

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,220,725
Cost of units redeemed/account charges			(12,076,627)
Net investment income (loss)			1,041,387
Net realized gain (loss)			(154,000)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			429
Net assets			$32,416

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	22	$32	1.25%	7.4%	12/31/2024	$1.52	0	$0	1.00%	7.7%	12/31/2024	$1.55	0	$0	0.75%	8.0%
12/31/2023	1.38	30	41	1.25%	9.3%	12/31/2023	1.41	0	0	1.00%	9.6%	12/31/2023	1.44	0	0	0.75%	9.9%
12/31/2022	1.26	41	51	1.25%	-14.8%	12/31/2022	1.28	0	0	1.00%	-14.6%	12/31/2022	1.31	0	0	0.75%	-14.4%
12/31/2021	1.48	263	389	1.25%	5.0%	12/31/2021	1.50	0	0	1.00%	5.2%	12/31/2021	1.53	0	0	0.75%	5.5%
12/31/2020	1.41	4,456	6,293	1.25%	3.3%	12/31/2020	1.43	0	0	1.00%	3.6%	12/31/2020	1.45	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	8.2%	12/31/2024	$1.62	0	$0	0.25%	8.5%	12/31/2024	$1.66	0	$0	0.00%	8.8%
12/31/2023	1.47	0	0	0.50%	10.1%	12/31/2023	1.49	0	0	0.25%	10.4%	12/31/2023	1.52	0	0	0.00%	10.7%
12/31/2022	1.33	0	0	0.50%	-14.2%	12/31/2022	1.35	0	0	0.25%	-13.9%	12/31/2022	1.38	0	0	0.00%	-13.7%
12/31/2021	1.55	0	0	0.50%	5.7%	12/31/2021	1.57	0	0	0.25%	6.0%	12/31/2021	1.60	0	0	0.00%	6.3%
12/31/2020	1.47	0	0	0.50%	4.1%	12/31/2020	1.48	0	0	0.25%	4.4%	12/31/2020	1.50	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.3%
2023	7.8%
2022	5.1%
2021	5.3%
2020	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.19
Band 50	-	-	2.24
Band 25	-	-	2.29
Band 0	-	-	2.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$88
Cost of units redeemed/account charges			(77)
Net investment income (loss)			-
Net realized gain (loss)			(17)
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	0	$0	1.25%	13.9%	12/31/2024	$2.14	0	$0	1.00%	14.2%	12/31/2024	$2.19	0	$0	0.75%	14.5%
12/31/2023	1.84	0	0	1.25%	14.4%	12/31/2023	1.87	0	0	1.00%	14.7%	12/31/2023	1.91	0	0	0.75%	14.9%
12/31/2022	1.61	0	0	1.25%	-12.0%	12/31/2022	1.63	0	0	1.00%	-11.7%	12/31/2022	1.66	0	0	0.75%	-11.5%
12/31/2021	1.82	0	0	1.25%	27.6%	12/31/2021	1.85	0	0	1.00%	27.9%	12/31/2021	1.88	0	0	0.75%	28.2%
12/31/2020	1.43	0	0	1.25%	1.7%	12/31/2020	1.45	0	0	1.00%	2.0%	12/31/2020	1.47	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.24	0	$0	0.50%	14.8%	12/31/2024	$2.29	0	$0	0.25%	15.0%	12/31/2024	$2.34	0	$0	0.00%	15.3%
12/31/2023	1.95	0	0	0.50%	15.2%	12/31/2023	1.99	0	0	0.25%	15.5%	12/31/2023	2.03	0	0	0.00%	15.8%
12/31/2022	1.69	0	0	0.50%	-11.3%	12/31/2022	1.72	0	0	0.25%	-11.1%	12/31/2022	1.75	0	0	0.00%	-10.8%
12/31/2021	1.91	0	0	0.50%	28.6%	12/31/2021	1.94	0	0	0.25%	28.9%	12/31/2021	1.96	0	0	0.00%	29.2%
12/31/2020	1.48	0	0	0.50%	2.5%	12/31/2020	1.50	0	0	0.25%	2.7%	12/31/2020	1.52	0	0	0.00%	3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.05
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	1.25%	11.7%	12/31/2024	$1.96	0	$0	1.00%	12.0%	12/31/2024	$2.00	0	$0	0.75%	12.3%
12/31/2023	1.72	0	0	1.25%	18.6%	12/31/2023	1.75	0	0	1.00%	18.9%	12/31/2023	1.78	0	0	0.75%	19.1%
12/31/2022	1.45	0	0	1.25%	-18.3%	12/31/2022	1.47	0	0	1.00%	-18.1%	12/31/2022	1.50	0	0	0.75%	-17.9%
12/31/2021	1.77	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.41	0	0	1.25%	-2.4%	12/31/2020	1.43	0	0	1.00%	-2.2%	12/31/2020	1.45	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$0	0.50%	12.6%	12/31/2024	$2.10	0	$0	0.25%	12.9%	12/31/2024	$2.14	0	$0	0.00%	13.1%
12/31/2023	1.82	0	0	0.50%	19.4%	12/31/2023	1.86	0	0	0.25%	19.7%	12/31/2023	1.89	0	0	0.00%	20.0%
12/31/2022	1.52	0	0	0.50%	-17.7%	12/31/2022	1.55	0	0	0.25%	-17.5%	12/31/2022	1.58	0	0	0.00%	-17.3%
12/31/2021	1.85	0	0	0.50%	26.1%	12/31/2021	1.88	0	0	0.25%	26.5%	12/31/2021	1.91	0	0	0.00%	26.8%
12/31/2020	1.47	0	0	0.50%	-1.7%	12/31/2020	1.49	0	0	0.25%	-1.5%	12/31/2020	1.51	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R5 Class - 06-CKJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,228	$380,133	40,336
Receivables: investments sold	278
Payables: investments purchased	-
Net assets	$348,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$348,506	329,668	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$348,506	329,668

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,288
Mortality & expense charges			(4,179)
Net investment income (loss)			12,109

Gain (loss) on investments:
Net realized gain (loss)			(4,097)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,966)
Net gain (loss)			(8,063)

Increase (decrease) in net assets from operations			$4,046

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,109	$10,280
Net realized gain (loss)		(4,097)	(10,437)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,966)	18,099

Increase (decrease) in net assets from operations		4,046	17,942

Contract owner transactions:
Proceeds from units sold		46,405	91,576
Cost of units redeemed		(39,055)	(62,909)
Account charges		-	(54)
Increase (decrease)		7,350	28,613
Net increase (decrease)		11,396	46,555
Net assets, beginning		337,110	290,555
Net assets, ending		$348,506	$337,110

Units sold		43,202	93,233
Units redeemed		(37,173)	(62,685)
Net increase (decrease)		6,029	30,548
Units outstanding, beginning		323,639	293,091
Units outstanding, ending		329,668	323,639

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,661,660
Cost of units redeemed/account charges			(2,328,273)
Net investment income (loss)			103,274
Net realized gain (loss)			(76,459)
Realized gain distributions			20,209
Net change in unrealized appreciation (depreciation)			(31,905)
Net assets			$348,506

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	330	$349	1.25%	1.5%	12/31/2024	$1.08	0	$0	1.00%	1.7%	12/31/2024	$1.11	0	$0	0.75%	2.0%
12/31/2023	1.04	324	337	1.25%	5.1%	12/31/2023	1.06	0	0	1.00%	5.3%	12/31/2023	1.08	0	0	0.75%	5.6%
12/31/2022	0.99	293	291	1.25%	-15.0%	12/31/2022	1.01	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.17	596	695	1.25%	-1.1%	12/31/2021	1.18	0	0	1.00%	-0.8%	12/31/2021	1.20	0	0	0.75%	-0.6%
12/31/2020	1.18	586	692	1.25%	6.2%	12/31/2020	1.19	0	0	1.00%	6.5%	12/31/2020	1.21	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	2.3%	12/31/2024	$1.16	0	$0	0.25%	2.5%	12/31/2024	$1.18	0	$0	0.00%	2.8%
12/31/2023	1.11	0	0	0.50%	5.9%	12/31/2023	1.13	0	0	0.25%	6.1%	12/31/2023	1.15	0	0	0.00%	6.4%
12/31/2022	1.04	0	0	0.50%	-14.4%	12/31/2022	1.06	0	0	0.25%	-14.2%	12/31/2022	1.08	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-0.3%	12/31/2021	1.24	0	0	0.25%	-0.1%	12/31/2021	1.26	0	0	0.00%	0.2%
12/31/2020	1.22	0	0	0.50%	7.0%	12/31/2020	1.24	0	0	0.25%	7.3%	12/31/2020	1.25	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	4.5%
2022	3.8%
2021	2.2%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.16
Band 75	-	-	2.21
Band 50	-	-	2.26
Band 25	-	-	2.31
Band 0	-	-	2.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,652
Cost of units redeemed/account charges			(4,774)
Net investment income (loss)			(32)
Net realized gain (loss)			(166)
Realized gain distributions			320
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	1.25%	12.4%	12/31/2024	$2.16	0	$0	1.00%	12.7%	12/31/2024	$2.21	0	$0	0.75%	13.0%
12/31/2023	1.88	0	0	1.25%	15.6%	12/31/2023	1.92	0	0	1.00%	15.9%	12/31/2023	1.96	0	0	0.75%	16.1%
12/31/2022	1.63	0	0	1.25%	-22.7%	12/31/2022	1.66	0	0	1.00%	-22.5%	12/31/2022	1.68	0	0	0.75%	-22.3%
12/31/2021	2.10	0	0	1.25%	26.0%	12/31/2021	2.14	0	0	1.00%	26.3%	12/31/2021	2.17	0	0	0.75%	26.6%
12/31/2020	1.67	0	0	1.25%	14.0%	12/31/2020	1.69	0	0	1.00%	14.3%	12/31/2020	1.71	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	13.3%	12/31/2024	$2.31	0	$0	0.25%	13.6%	12/31/2024	$2.36	0	$0	0.00%	13.8%
12/31/2023	2.00	0	0	0.50%	16.4%	12/31/2023	2.04	0	0	0.25%	16.7%	12/31/2023	2.08	0	0	0.00%	17.0%
12/31/2022	1.71	0	0	0.50%	-22.1%	12/31/2022	1.74	0	0	0.25%	-21.9%	12/31/2022	1.77	0	0	0.00%	-21.7%
12/31/2021	2.20	0	0	0.50%	26.9%	12/31/2021	2.23	0	0	0.25%	27.2%	12/31/2021	2.27	0	0	0.00%	27.5%
12/31/2020	1.73	0	0	0.50%	14.9%	12/31/2020	1.76	0	0	0.25%	15.2%	12/31/2020	1.78	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R6 Class - 06-CYJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,379,668	$1,311,542	45,993
Receivables: investments sold	-
Payables: investments purchased	(336)
Net assets	$1,379,332

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,379,332	606,715	$2.27
Band 100	-	-	2.32
Band 75	-	-	2.37
Band 50	-	-	2.42
Band 25	-	-	2.46
Band 0	-	-	2.51
Total	$1,379,332	606,715

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,827
Mortality & expense charges			(73,486)
Net investment income (loss)			(70,659)

Gain (loss) on investments:
Net realized gain (loss)			(1,140,462)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,533,556
Net gain (loss)			1,393,094

Increase (decrease) in net assets from operations			$1,322,435

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,659)	$(112,132)
Net realized gain (loss)		(1,140,462)	(458,863)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,533,556	1,313,212

Increase (decrease) in net assets from operations		1,322,435	742,217

Contract owner transactions:
Proceeds from units sold		2,450,067	4,459,780
Cost of units redeemed		(12,554,890)	(3,383,298)
Account charges		(20,808)	(24,557)
Increase (decrease)		(10,125,631)	1,051,925
Net increase (decrease)		(8,803,196)	1,794,142
Net assets, beginning		10,182,528	8,388,386
Net assets, ending		$1,379,332	$10,182,528

Units sold		1,213,597	2,523,377
Units redeemed		(6,017,819)	(1,902,973)
Net increase (decrease)		(4,804,222)	620,404
Units outstanding, beginning		5,410,937	4,790,533
Units outstanding, ending		606,715	5,410,937

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,921,303
Cost of units redeemed/account charges			(26,791,600)
Net investment income (loss)			(448,332)
Net realized gain (loss)			(6,709,331)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			68,126
Net assets			$1,379,332

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	607	$1,379	1.25%	20.8%	12/31/2024	$2.32	0	$0	1.00%	21.1%	12/31/2024	$2.37	0	$0	0.75%	21.4%
12/31/2023	1.88	5,411	10,183	1.25%	7.5%	12/31/2023	1.92	0	0	1.00%	7.7%	12/31/2023	1.95	0	0	0.75%	8.0%
12/31/2022	1.75	4,791	8,388	1.25%	-36.6%	12/31/2022	1.78	0	0	1.00%	-36.5%	12/31/2022	1.80	0	0	0.75%	-36.3%
12/31/2021	2.76	5,705	15,768	1.25%	-3.5%	12/31/2021	2.80	0	0	1.00%	-3.3%	12/31/2021	2.83	0	0	0.75%	-3.0%
12/31/2020	2.86	0	0	1.25%	71.0%	12/31/2020	2.89	0	0	1.00%	71.4%	12/31/2020	2.92	0	0	0.75%	71.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	0	$0	0.50%	21.7%	12/31/2024	$2.46	0	$0	0.25%	22.0%	12/31/2024	$2.51	0	$0	0.00%	22.3%
12/31/2023	1.98	0	0	0.50%	8.3%	12/31/2023	2.02	0	0	0.25%	8.5%	12/31/2023	2.06	0	0	0.00%	8.8%
12/31/2022	1.83	0	0	0.50%	-36.2%	12/31/2022	1.86	0	0	0.25%	-36.0%	12/31/2022	1.89	0	0	0.00%	-35.8%
12/31/2021	2.87	0	0	0.50%	-2.8%	12/31/2021	2.91	0	0	0.25%	-2.6%	12/31/2021	2.94	0	0	0.00%	-2.3%
12/31/2020	2.95	0	0	0.50%	72.3%	12/31/2020	2.98	0	0	0.25%	72.7%	12/31/2020	3.01	0	0	0.00%	73.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R6 Class - 06-CYK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$613,509	$609,412	95,505
Receivables: investments sold	-
Payables: investments purchased	(255)
Net assets	$613,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$613,254	486,258	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$613,254	486,258

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$139,660
Mortality & expense charges			(23,653)
Net investment income (loss)			116,007

Gain (loss) on investments:
Net realized gain (loss)			(66,454)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			99,981
Net gain (loss)			33,527

Increase (decrease) in net assets from operations			$149,534

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$116,007	$131,997
Net realized gain (loss)		(66,454)	(96,877)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		99,981	156,071

Increase (decrease) in net assets from operations		149,534	191,191

Contract owner transactions:
Proceeds from units sold		683,999	925,889
Cost of units redeemed		(2,482,162)	(728,037)
Account charges		(1,603)	(3,648)
Increase (decrease)		(1,799,766)	194,204
Net increase (decrease)		(1,650,232)	385,395
Net assets, beginning		2,263,486	1,878,091
Net assets, ending		$613,254	$2,263,486

Units sold		573,764	840,619
Units redeemed		(2,017,436)	(662,966)
Net increase (decrease)		(1,443,672)	177,653
Units outstanding, beginning		1,929,930	1,752,277
Units outstanding, ending		486,258	1,929,930

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,368,579
Cost of units redeemed/account charges			(6,824,990)
Net investment income (loss)			554,076
Net realized gain (loss)			(492,079)
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			4,097
Net assets			$613,254

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	486	$613	1.25%	7.5%	12/31/2024	$1.29	0	$0	1.00%	7.8%	12/31/2024	$1.31	0	$0	0.75%	8.1%
12/31/2023	1.17	1,930	2,263	1.25%	9.4%	12/31/2023	1.19	0	0	1.00%	9.7%	12/31/2023	1.21	0	0	0.75%	10.0%
12/31/2022	1.07	1,752	1,878	1.25%	-14.6%	12/31/2022	1.09	0	0	1.00%	-14.4%	12/31/2022	1.10	0	0	0.75%	-14.1%
12/31/2021	1.25	2,147	2,694	1.25%	4.9%	12/31/2021	1.27	0	0	1.00%	5.2%	12/31/2021	1.29	0	0	0.75%	5.4%
12/31/2020	1.20	627	750	1.25%	3.6%	12/31/2020	1.21	0	0	1.00%	3.8%	12/31/2020	1.22	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	8.3%	12/31/2024	$1.37	0	$0	0.25%	8.6%	12/31/2024	$1.39	0	$0	0.00%	8.9%
12/31/2023	1.24	0	0	0.50%	10.2%	12/31/2023	1.26	0	0	0.25%	10.5%	12/31/2023	1.28	0	0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-13.9%	12/31/2022	1.14	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.30	0	0	0.50%	5.7%	12/31/2021	1.32	0	0	0.25%	6.0%	12/31/2021	1.34	0	0	0.00%	6.2%
12/31/2020	1.23	0	0	0.50%	4.3%	12/31/2020	1.25	0	0	0.25%	4.6%	12/31/2020	1.26	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.7%
2023	7.8%
2022	6.2%
2021	7.5%
2020	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R6 Class - 06-FYP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,011,146	$1,104,027	49,468
Receivables: investments sold	989
Payables: investments purchased	-
Net assets	$1,012,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,012,135	614,090	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$1,012,135	614,090

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,259
Mortality & expense charges			(11,270)
Net investment income (loss)			(8,011)

Gain (loss) on investments:
Net realized gain (loss)			57,338
Realized gain distributions			98,630
Net change in unrealized appreciation (depreciation)			(39,776)
Net gain (loss)			116,192

Increase (decrease) in net assets from operations			$108,181

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,011)	$(5,908)
Net realized gain (loss)		57,338	(32,705)
Realized gain distributions		98,630	8,284
Net change in unrealized appreciation (depreciation)		(39,776)	124,890

Increase (decrease) in net assets from operations		108,181	94,561

Contract owner transactions:
Proceeds from units sold		1,234,127	54,918
Cost of units redeemed		(1,010,988)	(145,318)
Account charges		(19)	(9)
Increase (decrease)		223,120	(90,409)
Net increase (decrease)		331,301	4,152
Net assets, beginning		680,834	676,682
Net assets, ending		$1,012,135	$680,834

Units sold		731,323	45,415
Units redeemed		(582,353)	(115,018)
Net increase (decrease)		148,970	(69,603)
Units outstanding, beginning		465,120	534,723
Units outstanding, ending		614,090	465,120

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,156,345
Cost of units redeemed/account charges			(2,439,687)
Net investment income (loss)			(47,130)
Net realized gain (loss)			(79,840)
Realized gain distributions			515,328
Net change in unrealized appreciation (depreciation)			(92,881)
Net assets			$1,012,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	614	$1,012	1.25%	12.6%	12/31/2024	$1.68	0	$0	1.00%	12.9%	12/31/2024	$1.71	0	$0	0.75%	13.2%
12/31/2023	1.46	465	681	1.25%	15.7%	12/31/2023	1.49	0	0	1.00%	16.0%	12/31/2023	1.51	0	0	0.75%	16.2%
12/31/2022	1.27	535	677	1.25%	-22.6%	12/31/2022	1.28	0	0	1.00%	-22.4%	12/31/2022	1.30	0	0	0.75%	-22.2%
12/31/2021	1.64	977	1,597	1.25%	26.1%	12/31/2021	1.65	0	0	1.00%	26.4%	12/31/2021	1.67	0	0	0.75%	26.7%
12/31/2020	1.30	649	842	1.25%	14.1%	12/31/2020	1.31	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	13.4%	12/31/2024	$1.78	0	$0	0.25%	13.7%	12/31/2024	$1.81	0	$0	0.00%	14.0%
12/31/2023	1.54	0	0	0.50%	16.5%	12/31/2023	1.56	0	0	0.25%	16.8%	12/31/2023	1.59	0	0	0.00%	17.1%
12/31/2022	1.32	0	0	0.50%	-22.0%	12/31/2022	1.34	0	0	0.25%	-21.8%	12/31/2022	1.36	0	0	0.00%	-21.6%
12/31/2021	1.69	0	0	0.50%	27.0%	12/31/2021	1.71	0	0	0.25%	27.3%	12/31/2021	1.73	0	0	0.00%	27.6%
12/31/2020	1.33	0	0	0.50%	15.0%	12/31/2020	1.34	0	0	0.25%	15.3%	12/31/2020	1.36	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.3%
2022	0.5%
2021	0.3%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R3 Class - 06-36C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157	$158	8
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157	164	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$157	164

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2
Mortality & expense charges			-
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7)
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$1
Net realized gain (loss)		5	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7)	14

Increase (decrease) in net assets from operations		-	15

Contract owner transactions:
Proceeds from units sold		84	12
Cost of units redeemed		(55)	-
Account charges		-	-
Increase (decrease)		29	12
Net increase (decrease)		29	27
Net assets, beginning		128	101
Net assets, ending		$157	$128

Units sold		86	14
Units redeemed		(54)	-
Net increase (decrease)		32	14
Units outstanding, beginning		132	118
Units outstanding, ending		164	132

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,593,341
Cost of units redeemed/account charges			(5,227,489)
Net investment income (loss)			7,847
Net realized gain (loss)			(709,403)
Realized gain distributions			335,862
Net change in unrealized appreciation (depreciation)			(1)
Net assets			$157

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	1.25%	-1.2%	12/31/2024	$0.97	0	$0	1.00%	-1.0%	12/31/2024	$0.99	0	$0	0.75%	-0.7%
12/31/2023	0.97	0	0	1.25%	13.0%	12/31/2023	0.98	0	0	1.00%	13.3%	12/31/2023	1.00	0	0	0.75%	13.6%
12/31/2022	0.86	0	0	1.25%	-21.5%	12/31/2022	0.87	0	0	1.00%	-21.3%	12/31/2022	0.88	0	0	0.75%	-21.1%
12/31/2021	1.09	10	11	1.25%	7.9%	12/31/2021	1.10	0	0	1.00%	8.2%	12/31/2021	1.11	0	0	0.75%	8.4%
12/31/2020	1.01	489	494	1.25%	12.6%	12/31/2020	1.02	0	0	1.00%	12.9%	12/31/2020	1.03	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	-0.5%	12/31/2024	$1.02	0	$0	0.25%	-0.2%	12/31/2024	$1.04	0	$0	0.00%	0.0%
12/31/2023	1.01	0	0	0.50%	13.8%	12/31/2023	1.03	0	0	0.25%	14.1%	12/31/2023	1.04	0	0	0.00%	14.4%
12/31/2022	0.89	0	0	0.50%	-20.9%	12/31/2022	0.90	0	0	0.25%	-20.7%	12/31/2022	0.91	0	0	0.00%	-20.5%
12/31/2021	1.12	0	0	0.50%	8.7%	12/31/2021	1.13	0	0	0.25%	9.0%	12/31/2021	1.14	0	0	0.00%	9.3%
12/31/2020	1.03	0	0	0.50%	13.5%	12/31/2020	1.04	0	0	0.25%	13.8%	12/31/2020	1.05	735	770	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	0.9%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R5 Class - 06-36F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,204	$58,199	2,928
Receivables: investments sold	-
Payables: investments purchased	(137)
Net assets	$54,067

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,067	54,693	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$54,067	54,693

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,113
Mortality & expense charges			(685)
Net investment income (loss)			428

Gain (loss) on investments:
Net realized gain (loss)			(24)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(926)
Net gain (loss)			(950)

Increase (decrease) in net assets from operations			$(522)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$428	$240
Net realized gain (loss)		(24)	(935)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(926)	7,169

Increase (decrease) in net assets from operations		(522)	6,474

Contract owner transactions:
Proceeds from units sold		4,431	4,724
Cost of units redeemed		(1,441)	(8,122)
Account charges		(2)	(2)
Increase (decrease)		2,988	(3,400)
Net increase (decrease)		2,466	3,074
Net assets, beginning		51,601	48,527
Net assets, ending		$54,067	$51,601

Units sold		4,328	5,022
Units redeemed		(1,404)	(8,562)
Net increase (decrease)		2,924	(3,540)
Units outstanding, beginning		51,769	55,309
Units outstanding, ending		54,693	51,769

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,618,633
Cost of units redeemed/account charges			(8,740,273)
Net investment income (loss)			(3,479)
Net realized gain (loss)			(1,319,107)
Realized gain distributions			502,288
Net change in unrealized appreciation (depreciation)			(3,995)
Net assets			$54,067

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	55	$54	1.25%	-0.8%	12/31/2024	$1.01	0	$0	1.00%	-0.6%	12/31/2024	$1.02	0	$0	0.75%	-0.3%
12/31/2023	1.00	52	52	1.25%	13.6%	12/31/2023	1.01	0	0	1.00%	13.9%	12/31/2023	1.03	0	0	0.75%	14.2%
12/31/2022	0.88	55	49	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.11	77	86	1.25%	8.4%	12/31/2021	1.12	0	0	1.00%	8.7%	12/31/2021	1.13	0	0	0.75%	9.0%
12/31/2020	1.03	1,603	1,645	1.25%	13.2%	12/31/2020	1.03	0	0	1.00%	13.5%	12/31/2020	1.04	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	-0.1%	12/31/2024	$1.06	0	$0	0.25%	0.2%	12/31/2024	$1.08	0	$0	0.00%	0.4%
12/31/2023	1.04	0	0	0.50%	14.5%	12/31/2023	1.06	0	0	0.25%	14.7%	12/31/2023	1.07	0	0	0.00%	15.0%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.93	0	0	0.00%	-20.1%
12/31/2021	1.14	0	0	0.50%	9.2%	12/31/2021	1.16	0	0	0.25%	9.5%	12/31/2021	1.17	0	0	0.00%	9.8%
12/31/2020	1.05	0	0	0.50%	14.0%	12/31/2020	1.05	0	0	0.25%	14.3%	12/31/2020	1.06	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.7%
2022	1.3%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R6 Class - 06-36G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,655	$156,501	7,877
Receivables: investments sold	107
Payables: investments purchased	-
Net assets	$146,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,762	147,569	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$146,762	147,569

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,173
Mortality & expense charges			(2,027)
Net investment income (loss)			1,146

Gain (loss) on investments:
Net realized gain (loss)			(5,605)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,807
Net gain (loss)			(2,798)

Increase (decrease) in net assets from operations			$(1,652)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,146	$991
Net realized gain (loss)		(5,605)	(4,256)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,807	26,280

Increase (decrease) in net assets from operations		(1,652)	23,015

Contract owner transactions:
Proceeds from units sold		18,038	19,365
Cost of units redeemed		(63,573)	(17,013)
Account charges		(2)	(43)
Increase (decrease)		(45,537)	2,309
Net increase (decrease)		(47,189)	25,324
Net assets, beginning		193,951	168,627
Net assets, ending		$146,762	$193,951

Units sold		27,031	20,491
Units redeemed		(73,182)	(18,164)
Net increase (decrease)		(46,151)	2,327
Units outstanding, beginning		193,720	191,393
Units outstanding, ending		147,569	193,720

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,625,881
Cost of units redeemed/account charges			(2,585,811)
Net investment income (loss)			497
Net realized gain (loss)			37,768
Realized gain distributions			78,273
Net change in unrealized appreciation (depreciation)			(9,846)
Net assets			$146,762

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	148	$147	1.25%	-0.7%	12/31/2024	$1.01	0	$0	1.00%	-0.4%	12/31/2024	$1.03	0	$0	0.75%	-0.2%
12/31/2023	1.00	194	194	1.25%	13.6%	12/31/2023	1.02	0	0	1.00%	13.9%	12/31/2023	1.03	0	0	0.75%	14.2%
12/31/2022	0.88	191	169	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.12	193	216	1.25%	8.5%	12/31/2021	1.13	0	0	1.00%	8.8%	12/31/2021	1.14	0	0	0.75%	9.1%
12/31/2020	1.03	1,046	1,075	1.25%	13.3%	12/31/2020	1.04	0	0	1.00%	13.6%	12/31/2020	1.04	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	0.1%	12/31/2024	$1.06	0	$0	0.25%	0.3%	12/31/2024	$1.08	0	$0	0.00%	0.6%
12/31/2023	1.05	0	0	0.50%	14.5%	12/31/2023	1.06	0	0	0.25%	14.8%	12/31/2023	1.08	0	0	0.00%	15.1%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.94	0	0	0.00%	-20.1%
12/31/2021	1.15	0	0	0.50%	9.3%	12/31/2021	1.16	0	0	0.25%	9.6%	12/31/2021	1.17	0	0	0.00%	9.9%
12/31/2020	1.05	0	0	0.50%	14.1%	12/31/2020	1.06	0	0	0.25%	14.4%	12/31/2020	1.07	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.8%
2022	1.7%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Inc Fund R6 Class - 06-3WG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,568	$72,864	29,988
Receivables: investments sold	-
Payables: investments purchased	(296)
Net assets	$72,272

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,272	67,908	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$72,272	67,908

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,684
Mortality & expense charges			(594)
Net investment income (loss)			2,090

Gain (loss) on investments:
Net realized gain (loss)			97
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,007)
Net gain (loss)			(910)

Increase (decrease) in net assets from operations			$1,180

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,090	$568
Net realized gain (loss)		97	(18)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,007)	711

Increase (decrease) in net assets from operations		1,180	1,261

Contract owner transactions:
Proceeds from units sold		47,376	25,149
Cost of units redeemed		(2,345)	(205)
Account charges		(132)	(12)
Increase (decrease)		44,899	24,932
Net increase (decrease)		46,079	26,193
Net assets, beginning		26,193	-
Net assets, ending		$72,272	$26,193

Units sold		50,183	25,424
Units redeemed		(7,478)	(221)
Net increase (decrease)		42,705	25,203
Units outstanding, beginning		25,203	-
Units outstanding, ending		67,908	25,203

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$72,525
Cost of units redeemed/account charges			(2,694)
Net investment income (loss)			2,658
Net realized gain (loss)			79
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(296)
Net assets			$72,272

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	68	$72	1.25%	2.4%	12/31/2024	$1.08	0	$0	1.00%	2.7%	12/31/2024	$1.10	0	$0	0.75%	2.9%
12/31/2023	1.04	25	26	1.25%	7.6%	12/31/2023	1.05	0	0	1.00%	7.9%	12/31/2023	1.06	0	0	0.75%	8.1%
12/31/2022	0.97	0	0	1.25%	-16.4%	12/31/2022	0.97	0	0	1.00%	-16.1%	12/31/2022	0.98	0	0	0.75%	-15.9%
12/31/2021	1.15	0	0	1.25%	0.3%	12/31/2021	1.16	0	0	1.00%	0.5%	12/31/2021	1.17	0	0	0.75%	0.8%
12/31/2020	1.15	0	0	1.25%	6.9%	12/31/2020	1.16	0	0	1.00%	7.1%	12/31/2020	1.16	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	3.2%	12/31/2024	$1.13	0	$0	0.25%	3.4%	12/31/2024	$1.14	0	$0	0.00%	3.7%
12/31/2023	1.08	0	0	0.50%	8.4%	12/31/2023	1.09	0	0	0.25%	8.7%	12/31/2023	1.10	0	0	0.00%	9.0%
12/31/2022	0.99	0	0	0.50%	-15.7%	12/31/2022	1.00	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.18	0	0	0.50%	1.0%	12/31/2021	1.19	0	0	0.25%	1.3%	12/31/2021	1.20	0	0	0.00%	1.5%
12/31/2020	1.17	0	0	0.50%	7.7%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.5%
2023	5.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R6 Class - 06-3RJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$751,337	$758,578	87,056
Receivables: investments sold	1,807
Payables: investments purchased	-
Net assets	$753,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$753,144	741,951	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$753,144	741,951

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,114
Mortality & expense charges			(9,573)
Net investment income (loss)			28,541

Gain (loss) on investments:
Net realized gain (loss)			4,710
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,367)
Net gain (loss)			(12,657)

Increase (decrease) in net assets from operations			$15,884

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,541	$18,634
Net realized gain (loss)		4,710	(5,431)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17,367)	24,565

Increase (decrease) in net assets from operations		15,884	37,768

Contract owner transactions:
Proceeds from units sold		248,116	443,582
Cost of units redeemed		(282,164)	(111,665)
Account charges		(258)	(190)
Increase (decrease)		(34,306)	331,727
Net increase (decrease)		(18,422)	369,495
Net assets, beginning		771,566	402,071
Net assets, ending		$753,144	$771,566

Units sold		244,798	467,224
Units redeemed		(275,916)	(117,834)
Net increase (decrease)		(31,118)	349,390
Units outstanding, beginning		773,069	423,679
Units outstanding, ending		741,951	773,069

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,351,906
Cost of units redeemed/account charges			(626,003)
Net investment income (loss)			54,452
Net realized gain (loss)			(21,485)
Realized gain distributions			1,515
Net change in unrealized appreciation (depreciation)			(7,241)
Net assets			$753,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	742	$753	1.25%	1.7%	12/31/2024	$1.03	0	$0	1.00%	2.0%	12/31/2024	$1.05	0	$0	0.75%	2.2%
12/31/2023	1.00	773	772	1.25%	5.2%	12/31/2023	1.01	0	0	1.00%	5.4%	12/31/2023	1.02	0	0	0.75%	5.7%
12/31/2022	0.95	424	402	1.25%	-14.9%	12/31/2022	0.96	0	0	1.00%	-14.7%	12/31/2022	0.97	0	0	0.75%	-14.5%
12/31/2021	1.12	209	233	1.25%	-1.0%	12/31/2021	1.12	0	0	1.00%	-0.7%	12/31/2021	1.13	0	0	0.75%	-0.5%
12/31/2020	1.13	6	7	1.25%	6.2%	12/31/2020	1.13	0	0	1.00%	6.5%	12/31/2020	1.14	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	2.5%	12/31/2024	$1.08	0	$0	0.25%	2.7%	12/31/2024	$1.09	0	$0	0.00%	3.0%
12/31/2023	1.04	0	0	0.50%	6.0%	12/31/2023	1.05	0	0	0.25%	6.2%	12/31/2023	1.06	0	0	0.00%	6.5%
12/31/2022	0.98	0	0	0.50%	-14.3%	12/31/2022	0.99	0	0	0.25%	-14.1%	12/31/2022	1.00	0	0	0.00%	-13.9%
12/31/2021	1.14	0	0	0.50%	-0.2%	12/31/2021	1.15	0	0	0.25%	0.0%	12/31/2021	1.16	0	0	0.00%	0.3%
12/31/2020	1.14	0	0	0.50%	7.0%	12/31/2020	1.15	0	0	0.25%	7.3%	12/31/2020	1.15	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	4.3%
2022	2.9%
2021	2.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.68
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	1.25%	16.2%	12/31/2024	$1.59	0	$0	1.00%	16.5%	12/31/2024	$1.61	0	$0	0.75%	16.7%
12/31/2023	1.35	0	0	1.25%	9.5%	12/31/2023	1.36	0	0	1.00%	9.8%	12/31/2023	1.38	0	0	0.75%	10.0%
12/31/2022	1.23	0	0	1.25%	-10.7%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.25	0	0	0.75%	-10.2%
12/31/2021	1.38	0	0	1.25%	25.6%	12/31/2021	1.39	0	0	1.00%	25.9%	12/31/2021	1.39	0	0	0.75%	26.2%
12/31/2020	1.10	0	0	1.25%	-2.2%	12/31/2020	1.10	0	0	1.00%	-1.9%	12/31/2020	1.11	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	17.0%	12/31/2024	$1.66	0	$0	0.25%	17.3%	12/31/2024	$1.68	0	$0	0.00%	17.6%
12/31/2023	1.39	0	0	0.50%	10.3%	12/31/2023	1.41	0	0	0.25%	10.6%	12/31/2023	1.43	0	0	0.00%	10.9%
12/31/2022	1.26	0	0	0.50%	-10.0%	12/31/2022	1.28	0	0	0.25%	-9.8%	12/31/2022	1.29	0	0	0.00%	-9.5%
12/31/2021	1.40	0	0	0.50%	26.5%	12/31/2021	1.41	0	0	0.25%	26.8%	12/31/2021	1.42	0	0	0.00%	27.1%
12/31/2020	1.11	0	0	0.50%	-1.4%	12/31/2020	1.12	0	0	0.25%	-1.2%	12/31/2020	1.12	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond Debenture R6 Class - 06-4F6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,259,661	$1,340,702	177,630
Receivables: investments sold	-
Payables: investments purchased	(58)
Net assets	$1,259,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,259,603	1,179,069	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,259,603	1,179,069

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$71,405
Mortality & expense charges			(14,623)
Net investment income (loss)			56,782

Gain (loss) on investments:
Net realized gain (loss)			(12,566)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,491
Net gain (loss)			6,925

Increase (decrease) in net assets from operations			$63,707

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,782	$48,176
Net realized gain (loss)		(12,566)	(56,905)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,491	68,103

Increase (decrease) in net assets from operations		63,707	59,374

Contract owner transactions:
Proceeds from units sold		233,925	201,547
Cost of units redeemed		(147,160)	(326,442)
Account charges		(305)	(590)
Increase (decrease)		86,460	(125,485)
Net increase (decrease)		150,167	(66,111)
Net assets, beginning		1,109,436	1,175,547
Net assets, ending		$1,259,603	$1,109,436

Units sold		223,887	255,822
Units redeemed		(143,182)	(389,406)
Net increase (decrease)		80,705	(133,584)
Units outstanding, beginning		1,098,364	1,231,948
Units outstanding, ending		1,179,069	1,098,364

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,671,543
Cost of units redeemed/account charges			(1,398,359)
Net investment income (loss)			144,809
Net realized gain (loss)			(82,164)
Realized gain distributions			4,815
Net change in unrealized appreciation (depreciation)			(81,041)
Net assets			$1,259,603

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	1,179	$1,260	1.25%	5.8%	12/31/2024	$1.08	0	$0	1.00%	6.0%	12/31/2024	$1.10	0	$0	0.75%	6.3%
12/31/2023	1.01	1,098	1,109	1.25%	5.9%	12/31/2023	1.02	0	0	1.00%	6.1%	12/31/2023	1.03	0	0	0.75%	6.4%
12/31/2022	0.95	1,232	1,176	1.25%	-13.7%	12/31/2022	0.96	0	0	1.00%	-13.5%	12/31/2022	0.97	0	0	0.75%	-13.2%
12/31/2021	1.11	741	819	1.25%	2.2%	12/31/2021	1.11	0	0	1.00%	2.4%	12/31/2021	1.12	0	0	0.75%	2.7%
12/31/2020	1.08	58	63	1.25%	6.5%	12/31/2020	1.08	0	0	1.00%	6.8%	12/31/2020	1.09	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	6.6%	12/31/2024	$1.13	0	$0	0.25%	6.8%	12/31/2024	$1.14	0	$0	0.00%	7.1%
12/31/2023	1.04	0	0	0.50%	6.6%	12/31/2023	1.05	0	0	0.25%	6.9%	12/31/2023	1.06	0	0	0.00%	7.2%
12/31/2022	0.98	0	0	0.50%	-13.0%	12/31/2022	0.99	0	0	0.25%	-12.8%	12/31/2022	0.99	0	0	0.00%	-12.6%
12/31/2021	1.12	0	0	0.50%	3.0%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.5%
12/31/2020	1.09	0	0	0.50%	7.3%	12/31/2020	1.09	0	0	0.25%	7.6%	12/31/2020	1.10	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.0%
2023	5.5%
2022	4.7%
2021	1.6%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	1.25%	14.0%	12/31/2024	$1.50	0	$0	1.00%	14.3%	12/31/2024	$1.52	0	$0	0.75%	14.6%
12/31/2023	1.30	0	0	1.25%	14.5%	12/31/2023	1.31	0	0	1.00%	14.8%	12/31/2023	1.33	0	0	0.75%	15.1%
12/31/2022	1.14	0	0	1.25%	-11.9%	12/31/2022	1.14	0	0	1.00%	-11.7%	12/31/2022	1.15	0	0	0.75%	-11.5%
12/31/2021	1.29	0	0	1.25%	27.7%	12/31/2021	1.30	0	0	1.00%	28.0%	12/31/2021	1.30	0	0	0.75%	28.3%
12/31/2020	1.01	0	0	1.25%	1.0%	12/31/2020	1.01	0	0	1.00%	1.3%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	14.9%	12/31/2024	$1.56	0	$0	0.25%	15.2%	12/31/2024	$1.58	0	$0	0.00%	15.4%
12/31/2023	1.34	0	0	0.50%	15.4%	12/31/2023	1.35	0	0	0.25%	15.7%	12/31/2023	1.37	0	0	0.00%	15.9%
12/31/2022	1.16	0	0	0.50%	-11.2%	12/31/2022	1.17	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.31	0	0	0.50%	28.7%	12/31/2021	1.32	0	0	0.25%	29.0%	12/31/2021	1.32	0	0	0.00%	29.3%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.02	0	0	0.25%	2.0%	12/31/2020	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	4.8%	12/31/2024	$1.08	0	$0	1.00%	5.1%	12/31/2024	$1.10	0	$0	0.75%	5.4%
12/31/2023	1.02	0	0	1.25%	4.7%	12/31/2023	1.03	0	0	1.00%	4.9%	12/31/2023	1.04	0	0	0.75%	5.2%
12/31/2022	0.97	0	0	1.25%	-1.2%	12/31/2022	0.98	0	0	1.00%	-1.0%	12/31/2022	0.99	0	0	0.75%	-0.7%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-0.9%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	1.00	0	0	1.25%	-0.1%	12/31/2020	1.00	0	0	1.00%	0.1%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	5.6%	12/31/2024	$1.12	0	$0	0.25%	5.9%	12/31/2024	$1.14	0	$0	0.00%	6.2%
12/31/2023	1.05	0	0	0.50%	5.4%	12/31/2023	1.06	0	0	0.25%	5.7%	12/31/2023	1.07	0	0	0.00%	6.0%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.2%	12/31/2022	1.01	0	0	0.00%	0.0%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.01	0	0	0.00%	0.1%
12/31/2020	1.01	0	0	0.50%	0.5%	12/31/2020	1.01	0	0	0.25%	0.8%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,843	$84,460	2,722
Receivables: investments sold	-
Payables: investments purchased	(1,738)
Net assets	$81,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,105	77,061	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$81,105	77,061

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(53,681)
Net investment income (loss)			(53,681)

Gain (loss) on investments:
Net realized gain (loss)			(315,681)
Realized gain distributions			5,181
Net change in unrealized appreciation (depreciation)			497,576
Net gain (loss)			187,076

Increase (decrease) in net assets from operations			$133,395

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,681)	$(59,517)
Net realized gain (loss)		(315,681)	(134,589)
Realized gain distributions		5,181	-
Net change in unrealized appreciation (depreciation)		497,576	948,687

Increase (decrease) in net assets from operations		133,395	754,581

Contract owner transactions:
Proceeds from units sold		2,538,291	1,336,688
Cost of units redeemed		(9,344,114)	(1,049,598)
Account charges		(12,458)	(19,497)
Increase (decrease)		(6,818,281)	267,593
Net increase (decrease)		(6,684,886)	1,022,174
Net assets, beginning		6,765,991	5,743,817
Net assets, ending		$81,105	$6,765,991

Units sold		2,794,931	1,547,490
Units redeemed		(9,732,902)	(1,233,155)
Net increase (decrease)		(6,937,971)	314,335
Units outstanding, beginning		7,015,032	6,700,697
Units outstanding, ending		77,061	7,015,032

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,973,684
Cost of units redeemed/account charges			(11,930,112)
Net investment income (loss)			(153,479)
Net realized gain (loss)			(559,069)
Realized gain distributions			751,698
Net change in unrealized appreciation (depreciation)			(1,617)
Net assets			$81,105

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	77	$81	1.25%	9.1%	12/31/2024	$1.06	0	$0	1.00%	9.4%	12/31/2024	$1.07	0	$0	0.75%	9.7%
12/31/2023	0.96	7,015	6,766	1.25%	12.5%	12/31/2023	0.97	0	0	1.00%	12.8%	12/31/2023	0.98	0	0	0.75%	13.1%
12/31/2022	0.86	6,701	5,744	1.25%	-16.1%	12/31/2022	0.86	0	0	1.00%	-15.9%	12/31/2022	0.86	0	0	0.75%	-15.7%
12/31/2021	1.02	6,052	6,184	1.25%	2.2%	12/31/2021	1.02	0	0	1.00%	2.3%	12/31/2021	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	9.9%	12/31/2024	$1.09	0	$0	0.25%	10.2%	12/31/2024	$1.10	0	$0	0.00%	10.5%
12/31/2023	0.98	0	0	0.50%	13.4%	12/31/2023	0.99	0	0	0.25%	13.6%	12/31/2023	1.00	0	0	0.00%	13.9%
12/31/2022	0.87	0	0	0.50%	-15.5%	12/31/2022	0.87	0	0	0.25%	-15.3%	12/31/2022	0.87	0	0	0.00%	-15.1%
12/31/2021	1.03	0	0	0.50%	2.6%	12/31/2021	1.03	0	0	0.25%	2.7%	12/31/2021	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.3%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.44
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	5.5%	12/31/2024	$1.30	0	$0	1.00%	5.7%	12/31/2024	$1.33	0	$0	0.75%	6.0%
12/31/2023	1.20	0	0	1.25%	5.5%	12/31/2023	1.23	0	0	1.00%	5.8%	12/31/2023	1.26	0	0	0.75%	6.1%
12/31/2022	1.14	0	0	1.25%	-13.8%	12/31/2022	1.16	0	0	1.00%	-13.6%	12/31/2022	1.18	0	0	0.75%	-13.4%
12/31/2021	1.32	0	0	1.25%	1.9%	12/31/2021	1.34	0	0	1.00%	2.2%	12/31/2021	1.37	0	0	0.75%	2.4%
12/31/2020	1.29	0	0	1.25%	6.2%	12/31/2020	1.31	0	0	1.00%	6.5%	12/31/2020	1.34	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	6.3%	12/31/2024	$1.40	0	$0	0.25%	6.5%	12/31/2024	$1.44	0	$0	0.00%	6.8%
12/31/2023	1.29	0	0	0.50%	6.3%	12/31/2023	1.32	0	0	0.25%	6.6%	12/31/2023	1.35	0	0	0.00%	6.9%
12/31/2022	1.21	0	0	0.50%	-13.2%	12/31/2022	1.24	0	0	0.25%	-13.0%	12/31/2022	1.26	0	0	0.00%	-12.7%
12/31/2021	1.39	0	0	0.50%	2.7%	12/31/2021	1.42	0	0	0.25%	2.9%	12/31/2021	1.45	0	0	0.00%	3.2%
12/31/2020	1.36	0	0	0.50%	7.0%	12/31/2020	1.38	0	0	0.25%	7.3%	12/31/2020	1.40	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R3 Class - 06-072

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,556	$290,496	41,231
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$293,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$293,570	239,601	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.29
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.40
Total	$293,570	239,601

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,558
Mortality & expense charges			(3,499)
Net investment income (loss)			12,059

Gain (loss) on investments:
Net realized gain (loss)			(611)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,153
Net gain (loss)			2,542

Increase (decrease) in net assets from operations			$14,601

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,059	$841
Net realized gain (loss)		(611)	(3,159)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,153	2,311

Increase (decrease) in net assets from operations		14,601	(7)

Contract owner transactions:
Proceeds from units sold		394,164	76,009
Cost of units redeemed		(195,435)	(21,546)
Account charges		(11)	(7)
Increase (decrease)		198,718	54,456
Net increase (decrease)		213,319	54,449
Net assets, beginning		80,251	25,802
Net assets, ending		$293,570	$80,251

Units sold		337,364	65,395
Units redeemed		(166,626)	(19,830)
Net increase (decrease)		170,738	45,565
Units outstanding, beginning		68,863	23,298
Units outstanding, ending		239,601	68,863

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$768,155
Cost of units redeemed/account charges			(502,189)
Net investment income (loss)			23,404
Net realized gain (loss)			421
Realized gain distributions			719
Net change in unrealized appreciation (depreciation)			3,060
Net assets			$293,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	240	$294	1.25%	5.1%	12/31/2024	$1.26	0	$0	1.00%	5.4%	12/31/2024	$1.29	0	$0	0.75%	5.7%
12/31/2023	1.17	69	80	1.25%	5.2%	12/31/2023	1.19	0	0	1.00%	5.5%	12/31/2023	1.22	0	0	0.75%	5.8%
12/31/2022	1.11	23	26	1.25%	-14.1%	12/31/2022	1.13	0	0	1.00%	-13.9%	12/31/2022	1.16	0	0	0.75%	-13.7%
12/31/2021	1.29	150	193	1.25%	1.7%	12/31/2021	1.31	0	0	1.00%	2.0%	12/31/2021	1.34	0	0	0.75%	2.3%
12/31/2020	1.27	141	179	1.25%	5.8%	12/31/2020	1.29	0	0	1.00%	6.0%	12/31/2020	1.31	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	5.9%	12/31/2024	$1.36	0	$0	0.25%	6.2%	12/31/2024	$1.40	0	$0	0.00%	6.5%
12/31/2023	1.25	0	0	0.50%	6.0%	12/31/2023	1.28	0	0	0.25%	6.3%	12/31/2023	1.31	0	0	0.00%	6.5%
12/31/2022	1.18	0	0	0.50%	-13.5%	12/31/2022	1.21	0	0	0.25%	-13.2%	12/31/2022	1.23	0	0	0.00%	-13.0%
12/31/2021	1.36	0	0	0.50%	2.5%	12/31/2021	1.39	0	0	0.25%	2.8%	12/31/2021	1.42	0	0	0.00%	3.0%
12/31/2020	1.33	0	0	0.50%	6.6%	12/31/2020	1.35	0	0	0.25%	6.8%	12/31/2020	1.37	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.3%
2023	2.1%
2022	3.8%
2021	3.5%
2020	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Short Dur Inc R6 Class - 06-73H (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	0.0%	12/31/2024	$1.00	0	$0	1.00%	0.1%	12/31/2024	$1.00	0	$0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.2%	12/31/2024	$1.00	0	$0	0.25%	0.3%	12/31/2024	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay WMC Value R6 Class - 06-6NH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$246,834	$244,841	7,516
Receivables: investments sold	-
Payables: investments purchased	(8,029)
Net assets	$238,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,805	198,210	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$238,805	198,210

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,780
Mortality & expense charges			(8,093)
Net investment income (loss)			(4,313)

Gain (loss) on investments:
Net realized gain (loss)			91,896
Realized gain distributions			7,905
Net change in unrealized appreciation (depreciation)			(8,919)
Net gain (loss)			90,882

Increase (decrease) in net assets from operations			$86,569

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,313)	$7,573
Net realized gain (loss)		91,896	(45)
Realized gain distributions		7,905	14,620
Net change in unrealized appreciation (depreciation)		(8,919)	10,912

Increase (decrease) in net assets from operations		86,569	33,060

Contract owner transactions:
Proceeds from units sold		213,311	704,255
Cost of units redeemed		(631,842)	(166,161)
Account charges		(214)	(173)
Increase (decrease)		(418,745)	537,921
Net increase (decrease)		(332,176)	570,981
Net assets, beginning		570,981	-
Net assets, ending		$238,805	$570,981

Units sold		187,022	677,137
Units redeemed		(508,377)	(157,572)
Net increase (decrease)		(321,355)	519,565
Units outstanding, beginning		519,565	-
Units outstanding, ending		198,210	519,565

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$917,566
Cost of units redeemed/account charges			(798,390)
Net investment income (loss)			3,260
Net realized gain (loss)			91,851
Realized gain distributions			22,525
Net change in unrealized appreciation (depreciation)			1,993
Net assets			$238,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	198	$239	1.25%	9.6%	12/31/2024	$1.21	0	$0	1.00%	9.9%	12/31/2024	$1.21	0	$0	0.75%	10.2%
12/31/2023	1.10	520	571	1.25%	9.9%	12/31/2023	1.10	0	0	1.00%	10.1%	12/31/2023	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	10.5%	12/31/2024	$1.22	0	$0	0.25%	10.7%	12/31/2024	$1.23	0	$0	0.00%	11.0%
12/31/2023	1.10	0	0	0.50%	10.4%	12/31/2023	1.11	0	0	0.25%	10.6%	12/31/2023	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay Large Cap Growth Fund R6 Class - 06-3HY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,474,075	$2,238,263	203,861
Receivables: investments sold	-
Payables: investments purchased	(11,431)
Net assets	$2,462,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,462,644	1,035,876	$2.38
Band 100	-	-	2.42
Band 75	-	-	2.45
Band 50	-	-	2.49
Band 25	-	-	2.53
Band 0	-	-	2.57
Total	$2,462,644	1,035,876

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(27,574)
Net investment income (loss)			(27,574)

Gain (loss) on investments:
Net realized gain (loss)			84,851
Realized gain distributions			369,318
Net change in unrealized appreciation (depreciation)			102,991
Net gain (loss)			557,160

Increase (decrease) in net assets from operations			$529,586

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,574)	$(15,411)
Net realized gain (loss)		84,851	(6,573)
Realized gain distributions		369,318	146,976
Net change in unrealized appreciation (depreciation)		102,991	313,230

Increase (decrease) in net assets from operations		529,586	438,222

Contract owner transactions:
Proceeds from units sold		513,805	853,218
Cost of units redeemed		(441,901)	(426,358)
Account charges		(1,100)	(690)
Increase (decrease)		70,804	426,170
Net increase (decrease)		600,390	864,392
Net assets, beginning		1,862,254	997,862
Net assets, ending		$2,462,644	$1,862,254

Units sold		242,049	516,944
Units redeemed		(210,029)	(273,242)
Net increase (decrease)		32,020	243,702
Units outstanding, beginning		1,003,856	760,154
Units outstanding, ending		1,035,876	1,003,856

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,370,797
Cost of units redeemed/account charges			(10,107,201)
Net investment income (loss)			(106,942)
Net realized gain (loss)			224,761
Realized gain distributions			1,845,417
Net change in unrealized appreciation (depreciation)			235,812
Net assets			$2,462,644

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.38	1,036	$2,463	1.25%	28.2%	12/31/2024	$2.42	0	$0	1.00%	28.5%	12/31/2024	$2.45	0	$0	0.75%	28.8%
12/31/2023	1.86	1,004	1,862	1.25%	41.3%	12/31/2023	1.88	0	0	1.00%	41.7%	12/31/2023	1.91	0	0	0.75%	42.0%
12/31/2022	1.31	760	998	1.25%	-32.0%	12/31/2022	1.33	0	0	1.00%	-31.8%	12/31/2022	1.34	0	0	0.75%	-31.7%
12/31/2021	1.93	0	0	1.25%	23.3%	12/31/2021	1.95	0	0	1.00%	23.6%	12/31/2021	1.96	0	0	0.75%	23.9%
12/31/2020	1.57	0	0	1.25%	35.7%	12/31/2020	1.58	0	0	1.00%	36.1%	12/31/2020	1.58	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.49	0	$0	0.50%	29.1%	12/31/2024	$2.53	0	$0	0.25%	29.4%	12/31/2024	$2.57	0	$0	0.00%	29.8%
12/31/2023	1.93	0	0	0.50%	42.4%	12/31/2023	1.96	0	0	0.25%	42.7%	12/31/2023	1.98	0	0	0.00%	43.1%
12/31/2022	1.36	0	0	0.50%	-31.5%	12/31/2022	1.37	0	0	0.25%	-31.3%	12/31/2022	1.39	0	0	0.00%	-31.2%
12/31/2021	1.98	0	0	0.50%	24.2%	12/31/2021	2.00	0	0	0.25%	24.5%	12/31/2021	2.01	0	0	0.00%	24.8%
12/31/2020	1.59	0	0	0.50%	36.8%	12/31/2020	1.60	0	0	0.25%	37.1%	12/31/2020	1.61	0	0	0.00%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Met West Total Return Bd P Class - 06-47P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,512	$113,229	13,753
Receivables: investments sold	1,914
Payables: investments purchased	-
Net assets	$114,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,426	131,683	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$114,426	131,683

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,639
Mortality & expense charges			(12,097)
Net investment income (loss)			30,542

Gain (loss) on investments:
Net realized gain (loss)			(22,795)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,809)
Net gain (loss)			(28,604)

Increase (decrease) in net assets from operations			$1,938

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,542	$60,173
Net realized gain (loss)		(22,795)	(126,919)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,809)	146,818

Increase (decrease) in net assets from operations		1,938	80,072

Contract owner transactions:
Proceeds from units sold		195,724	366,423
Cost of units redeemed		(1,757,916)	(937,714)
Account charges		(886)	(2,183)
Increase (decrease)		(1,563,078)	(573,474)
Net increase (decrease)		(1,561,140)	(493,402)
Net assets, beginning		1,675,566	2,168,968
Net assets, ending		$114,426	$1,675,566

Units sold		325,523	434,080
Units redeemed		(2,119,382)	(1,119,532)
Net increase (decrease)		(1,793,859)	(685,452)
Units outstanding, beginning		1,925,542	2,610,994
Units outstanding, ending		131,683	1,925,542

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,437,535
Cost of units redeemed/account charges			(5,280,510)
Net investment income (loss)			107,079
Net realized gain (loss)			(184,566)
Realized gain distributions			35,605
Net change in unrealized appreciation (depreciation)			(717)
Net assets			$114,426

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	132	$114	1.25%	-0.1%	12/31/2024	$0.88	0	$0	1.00%	0.1%	12/31/2024	$0.89	0	$0	0.75%	0.4%
12/31/2023	0.87	1,926	1,676	1.25%	4.8%	12/31/2023	0.88	0	0	1.00%	5.0%	12/31/2023	0.89	0	0	0.75%	5.3%
12/31/2022	0.83	2,611	2,169	1.25%	-15.7%	12/31/2022	0.84	0	0	1.00%	-15.5%	12/31/2022	0.84	0	0	0.75%	-15.3%
12/31/2021	0.99	695	685	1.25%	-2.3%	12/31/2021	0.99	0	0	1.00%	-2.1%	12/31/2021	1.00	0	0	0.75%	-1.9%
12/31/2020	1.01	759	767	1.25%	7.8%	12/31/2020	1.01	0	0	1.00%	8.1%	12/31/2020	1.02	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	0.6%	12/31/2024	$0.92	0	$0	0.25%	0.9%	12/31/2024	$0.93	0	$0	0.00%	1.1%
12/31/2023	0.90	0	0	0.50%	5.5%	12/31/2023	0.91	0	0	0.25%	5.8%	12/31/2023	0.92	0	0	0.00%	6.1%
12/31/2022	0.85	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.00	0	0	0.50%	-1.6%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.1%
12/31/2020	1.02	0	0	0.50%	8.6%	12/31/2020	1.02	0	0	0.25%	8.9%	12/31/2020	1.03	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	4.4%
2022	1.6%
2021	1.5%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.86
Band 75	-	-	1.88
Band 50	-	-	1.90
Band 25	-	-	1.92
Band 0	-	-	1.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	0	$0	1.25%	18.4%	12/31/2024	$1.86	0	$0	1.00%	18.7%	12/31/2024	$1.88	0	$0	0.75%	19.0%
12/31/2023	1.55	0	0	1.25%	32.0%	12/31/2023	1.56	0	0	1.00%	32.4%	12/31/2023	1.58	0	0	0.75%	32.7%
12/31/2022	1.17	0	0	1.25%	-22.5%	12/31/2022	1.18	0	0	1.00%	-22.3%	12/31/2022	1.19	0	0	0.75%	-22.1%
12/31/2021	1.51	0	0	1.25%	24.0%	12/31/2021	1.52	0	0	1.00%	24.4%	12/31/2021	1.53	0	0	0.75%	24.7%
12/31/2020	1.22	0	0	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.2%	12/31/2020	1.22	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	0	$0	0.50%	19.3%	12/31/2024	$1.92	0	$0	0.25%	19.6%	12/31/2024	$1.94	0	$0	0.00%	19.9%
12/31/2023	1.59	0	0	0.50%	33.0%	12/31/2023	1.61	0	0	0.25%	33.3%	12/31/2023	1.62	0	0	0.00%	33.7%
12/31/2022	1.20	0	0	0.50%	-21.9%	12/31/2022	1.20	0	0	0.25%	-21.7%	12/31/2022	1.21	0	0	0.00%	-21.5%
12/31/2021	1.53	0	0	0.50%	25.0%	12/31/2021	1.54	0	0	0.25%	25.3%	12/31/2021	1.54	0	0	0.00%	25.6%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.7%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	1.25%	9.3%	12/31/2024	$1.60	0	$0	1.00%	9.6%	12/31/2024	$1.62	0	$0	0.75%	9.8%
12/31/2023	1.44	0	0	1.25%	22.6%	12/31/2023	1.46	0	0	1.00%	22.9%	12/31/2023	1.48	0	0	0.75%	23.2%
12/31/2022	1.18	0	0	1.25%	-29.4%	12/31/2022	1.19	0	0	1.00%	-29.2%	12/31/2022	1.20	0	0	0.75%	-29.0%
12/31/2021	1.67	0	0	1.25%	22.8%	12/31/2021	1.68	0	0	1.00%	23.1%	12/31/2021	1.69	0	0	0.75%	23.4%
12/31/2020	1.36	0	0	1.25%	29.9%	12/31/2020	1.36	0	0	1.00%	30.3%	12/31/2020	1.37	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	10.1%	12/31/2024	$1.67	0	$0	0.25%	10.4%	12/31/2024	$1.69	0	$0	0.00%	10.7%
12/31/2023	1.49	0	0	0.50%	23.5%	12/31/2023	1.51	0	0	0.25%	23.8%	12/31/2023	1.52	0	0	0.00%	24.1%
12/31/2022	1.21	0	0	0.50%	-28.9%	12/31/2022	1.22	0	0	0.25%	-28.7%	12/31/2022	1.23	0	0	0.00%	-28.5%
12/31/2021	1.70	0	0	0.50%	23.7%	12/31/2021	1.71	0	0	0.25%	24.0%	12/31/2021	1.72	0	0	0.00%	24.3%
12/31/2020	1.37	0	0	0.50%	30.9%	12/31/2020	1.38	0	0	0.25%	31.2%	12/31/2020	1.38	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva SmCp Gr R6 Class - 06-47T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$448,775	$400,396	5,130
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$448,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$448,749	295,505	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$448,749	295,505

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,117)
Net investment income (loss)			(5,117)

Gain (loss) on investments:
Net realized gain (loss)			23,253
Realized gain distributions			14,144
Net change in unrealized appreciation (depreciation)			14,785
Net gain (loss)			52,182

Increase (decrease) in net assets from operations			$47,065

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,117)	$(3,627)
Net realized gain (loss)		23,253	1,549
Realized gain distributions		14,144	2,541
Net change in unrealized appreciation (depreciation)		14,785	51,160

Increase (decrease) in net assets from operations		47,065	51,623

Contract owner transactions:
Proceeds from units sold		427,339	81,097
Cost of units redeemed		(381,400)	(57,581)
Account charges		(955)	(793)
Increase (decrease)		44,984	22,723
Net increase (decrease)		92,049	74,346
Net assets, beginning		356,700	282,354
Net assets, ending		$448,749	$356,700

Units sold		416,882	65,921
Units redeemed		(387,596)	(46,297)
Net increase (decrease)		29,286	19,624
Units outstanding, beginning		266,219	246,595
Units outstanding, ending		295,505	266,219

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$812,372
Cost of units redeemed/account charges			(447,551)
Net investment income (loss)			(10,674)
Net realized gain (loss)			24,857
Realized gain distributions			21,366
Net change in unrealized appreciation (depreciation)			48,379
Net assets			$448,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	296	$449	1.25%	13.3%	12/31/2024	$1.54	0	$0	1.00%	13.6%	12/31/2024	$1.56	0	$0	0.75%	13.9%
12/31/2023	1.34	266	357	1.25%	17.0%	12/31/2023	1.35	0	0	1.00%	17.3%	12/31/2023	1.37	0	0	0.75%	17.6%
12/31/2022	1.15	247	282	1.25%	-25.4%	12/31/2022	1.15	0	0	1.00%	-25.2%	12/31/2022	1.16	0	0	0.75%	-25.0%
12/31/2021	1.53	0	0	1.25%	11.0%	12/31/2021	1.54	0	0	1.00%	11.2%	12/31/2021	1.55	0	0	0.75%	11.5%
12/31/2020	1.38	0	0	1.25%	31.2%	12/31/2020	1.39	0	0	1.00%	31.5%	12/31/2020	1.39	0	0	0.75%	31.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	14.2%	12/31/2024	$1.60	0	$0	0.25%	14.5%	12/31/2024	$1.62	0	$0	0.00%	14.8%
12/31/2023	1.38	0	0	0.50%	17.9%	12/31/2023	1.40	0	0	0.25%	18.2%	12/31/2023	1.41	0	0	0.00%	18.5%
12/31/2022	1.17	0	0	0.50%	-24.8%	12/31/2022	1.18	0	0	0.25%	-24.6%	12/31/2022	1.19	0	0	0.00%	-24.4%
12/31/2021	1.56	0	0	0.50%	11.8%	12/31/2021	1.57	0	0	0.25%	12.1%	12/31/2021	1.58	0	0	0.00%	12.4%
12/31/2020	1.40	0	0	0.50%	32.2%	12/31/2020	1.40	0	0	0.25%	32.5%	12/31/2020	1.41	0	0	0.00%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Small Cap Growth Fund N Class - 06-3JG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,907	$72,647	2,558
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$75,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,885	54,517	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$75,885	54,517

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,393)
Net investment income (loss)			(1,393)

Gain (loss) on investments:
Net realized gain (loss)			15,084
Realized gain distributions			2,608
Net change in unrealized appreciation (depreciation)			(279)
Net gain (loss)			17,413

Increase (decrease) in net assets from operations			$16,020

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,393)	$(1,283)
Net realized gain (loss)		15,084	(5,687)
Realized gain distributions		2,608	2,475
Net change in unrealized appreciation (depreciation)		(279)	6,105

Increase (decrease) in net assets from operations		16,020	1,610

Contract owner transactions:
Proceeds from units sold		58,634	186,456
Cost of units redeemed		(108,957)	(84,814)
Account charges		(273)	(322)
Increase (decrease)		(50,596)	101,320
Net increase (decrease)		(34,576)	102,930
Net assets, beginning		110,461	7,531
Net assets, ending		$75,885	$110,461

Units sold		44,544	157,405
Units redeemed		(80,246)	(73,993)
Net increase (decrease)		(35,702)	83,412
Units outstanding, beginning		90,219	6,807
Units outstanding, ending		54,517	90,219

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,386,416
Cost of units redeemed/account charges			(1,400,746)
Net investment income (loss)			(11,124)
Net realized gain (loss)			(1,561)
Realized gain distributions			99,640
Net change in unrealized appreciation (depreciation)			3,260
Net assets			$75,885

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	55	$76	1.25%	13.7%	12/31/2024	$1.41	0	$0	1.00%	14.0%	12/31/2024	$1.44	0	$0	0.75%	14.3%
12/31/2023	1.22	90	110	1.25%	10.7%	12/31/2023	1.24	0	0	1.00%	10.9%	12/31/2023	1.26	0	0	0.75%	11.2%
12/31/2022	1.11	7	8	1.25%	-23.8%	12/31/2022	1.12	0	0	1.00%	-23.6%	12/31/2022	1.13	0	0	0.75%	-23.4%
12/31/2021	1.45	5	7	1.25%	8.8%	12/31/2021	1.46	0	0	1.00%	9.1%	12/31/2021	1.48	0	0	0.75%	9.4%
12/31/2020	1.33	4	5	1.25%	32.6%	12/31/2020	1.34	0	0	1.00%	32.9%	12/31/2020	1.35	0	0	0.75%	33.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	14.5%	12/31/2024	$1.48	0	$0	0.25%	14.8%	12/31/2024	$1.51	0	$0	0.00%	15.1%
12/31/2023	1.27	0	0	0.50%	11.5%	12/31/2023	1.29	0	0	0.25%	11.8%	12/31/2023	1.31	0	0	0.00%	12.1%
12/31/2022	1.14	0	0	0.50%	-23.2%	12/31/2022	1.15	0	0	0.25%	-23.0%	12/31/2022	1.17	0	0	0.00%	-22.8%
12/31/2021	1.49	0	0	0.50%	9.6%	12/31/2021	1.50	0	0	0.25%	9.9%	12/31/2021	1.51	0	0	0.00%	10.2%
12/31/2020	1.36	0	0	0.50%	33.6%	12/31/2020	1.36	0	0	0.25%	33.9%	12/31/2020	1.37	0	0	0.00%	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Bond Fund N Class - 06-3XN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$84,753
Cost of units redeemed/account charges			(83,162)
Net investment income (loss)			684
Net realized gain (loss)			(2,328)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	5.4%	12/31/2024	$1.07	0	$0	1.00%	5.7%	12/31/2024	$1.08	0	$0	0.75%	6.0%
12/31/2023	1.00	0	0	1.25%	6.8%	12/31/2023	1.01	0	0	1.00%	7.0%	12/31/2023	1.02	0	0	0.75%	7.3%
12/31/2022	0.93	0	0	1.25%	-13.5%	12/31/2022	0.94	0	0	1.00%	-13.3%	12/31/2022	0.95	0	0	0.75%	-13.1%
12/31/2021	1.08	0	0	1.25%	1.9%	12/31/2021	1.09	0	0	1.00%	2.2%	12/31/2021	1.09	0	0	0.75%	2.4%
12/31/2020	1.06	0	0	1.25%	0.9%	12/31/2020	1.06	0	0	1.00%	1.2%	12/31/2020	1.07	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	6.2%	12/31/2024	$1.11	0	$0	0.25%	6.5%	12/31/2024	$1.13	0	$0	0.00%	6.8%
12/31/2023	1.03	0	0	0.50%	7.6%	12/31/2023	1.04	0	0	0.25%	7.8%	12/31/2023	1.06	0	0	0.00%	8.1%
12/31/2022	0.96	0	0	0.50%	-12.9%	12/31/2022	0.97	0	0	0.25%	-12.7%	12/31/2022	0.98	0	0	0.00%	-12.5%
12/31/2021	1.10	0	0	0.50%	2.7%	12/31/2021	1.11	0	0	0.25%	3.0%	12/31/2021	1.12	0	0	0.00%	3.2%
12/31/2020	1.07	0	0	0.50%	1.7%	12/31/2020	1.08	0	0	0.25%	2.0%	12/31/2020	1.08	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R3 Class - 06-867

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,408	$140,532	2,999
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$146,473

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,473	22,046	$6.64
Band 100	-	-	6.90
Band 75	-	-	7.16
Band 50	-	-	7.44
Band 25	-	-	7.72
Band 0	-	-	8.02
Total	$146,473	22,046

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,571)
Net investment income (loss)			(1,571)

Gain (loss) on investments:
Net realized gain (loss)			2,969
Realized gain distributions			841
Net change in unrealized appreciation (depreciation)			18,456
Net gain (loss)			22,266

Increase (decrease) in net assets from operations			$20,695

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,571)	$(1,149)
Net realized gain (loss)		2,969	(4,570)
Realized gain distributions		841	-
Net change in unrealized appreciation (depreciation)		18,456	12,328

Increase (decrease) in net assets from operations		20,695	6,609

Contract owner transactions:
Proceeds from units sold		71,629	37,521
Cost of units redeemed		(43,192)	(13,115)
Account charges		(10)	(10)
Increase (decrease)		28,427	24,396
Net increase (decrease)		49,122	31,005
Net assets, beginning		97,351	66,346
Net assets, ending		$146,473	$97,351

Units sold		10,900	7,367
Units redeemed		(6,980)	(2,594)
Net increase (decrease)		3,920	4,773
Units outstanding, beginning		18,126	13,353
Units outstanding, ending		22,046	18,126

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$981,854
Cost of units redeemed/account charges			(904,137)
Net investment income (loss)			(15,152)
Net realized gain (loss)			25,394
Realized gain distributions			52,638
Net change in unrealized appreciation (depreciation)			5,876
Net assets			$146,473

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.64	22	$146	1.25%	23.7%	12/31/2024	$6.90	0	$0	1.00%	24.0%	12/31/2024	$7.16	0	$0	0.75%	24.3%
12/31/2023	5.37	18	97	1.25%	8.1%	12/31/2023	5.56	0	0	1.00%	8.4%	12/31/2023	5.76	0	0	0.75%	8.6%
12/31/2022	4.97	13	66	1.25%	-25.7%	12/31/2022	5.13	0	0	1.00%	-25.5%	12/31/2022	5.30	0	0	0.75%	-25.3%
12/31/2021	6.69	20	131	1.25%	2.6%	12/31/2021	6.89	0	0	1.00%	2.9%	12/31/2021	7.10	0	0	0.75%	3.1%
12/31/2020	6.52	34	218	1.25%	40.6%	12/31/2020	6.70	0	0	1.00%	40.9%	12/31/2020	6.89	0	0	0.75%	41.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.44	0	$0	0.50%	24.6%	12/31/2024	$7.72	0	$0	0.25%	25.0%	12/31/2024	$8.02	0	$0	0.00%	25.3%
12/31/2023	5.97	0	0	0.50%	8.9%	12/31/2023	6.18	0	0	0.25%	9.2%	12/31/2023	6.40	0	0	0.00%	9.4%
12/31/2022	5.48	0	0	0.50%	-25.2%	12/31/2022	5.66	0	0	0.25%	-25.0%	12/31/2022	5.85	0	0	0.00%	-24.8%
12/31/2021	7.32	0	0	0.50%	3.4%	12/31/2021	7.54	0	0	0.25%	3.6%	12/31/2021	7.77	0	0	0.00%	3.9%
12/31/2020	7.08	0	0	0.50%	41.6%	12/31/2020	7.28	0	0	0.25%	42.0%	12/31/2020	7.48	0	0	0.00%	42.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund A Class - 06-868

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.30
Band 100	-	-	4.46
Band 75	-	-	4.63
Band 50	-	-	4.81
Band 25	-	-	4.99
Band 0	-	-	5.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(693)
Net investment income (loss)			(693)

Gain (loss) on investments:
Net realized gain (loss)			17,665
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			371
Net gain (loss)			18,036

Increase (decrease) in net assets from operations			$17,343

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(693)	$(876)
Net realized gain (loss)		17,665	(1,081)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		371	7,511

Increase (decrease) in net assets from operations		17,343	5,554

Contract owner transactions:
Proceeds from units sold		2,203	3,115
Cost of units redeemed		(89,985)	(12,033)
Account charges		(221)	(400)
Increase (decrease)		(88,003)	(9,318)
Net increase (decrease)		(70,660)	(3,764)
Net assets, beginning		70,660	74,424
Net assets, ending		$-	$70,660

Units sold		595	952
Units redeemed		(20,989)	(3,833)
Net increase (decrease)		(20,394)	(2,881)
Units outstanding, beginning		20,394	23,275
Units outstanding, ending		-	20,394

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$220,679
Cost of units redeemed/account charges			(301,384)
Net investment income (loss)			(9,652)
Net realized gain (loss)			48,378
Realized gain distributions			41,979
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.30	0	$0	1.25%	24.0%	12/31/2024	$4.46	0	$0	1.00%	24.3%	12/31/2024	$4.63	0	$0	0.75%	24.6%
12/31/2023	3.46	20	71	1.25%	8.4%	12/31/2023	3.59	0	0	1.00%	8.6%	12/31/2023	3.72	0	0	0.75%	8.9%
12/31/2022	3.20	23	74	1.25%	-25.5%	12/31/2022	3.30	0	0	1.00%	-25.3%	12/31/2022	3.41	0	0	0.75%	-25.2%
12/31/2021	4.29	31	135	1.25%	2.9%	12/31/2021	4.43	0	0	1.00%	3.1%	12/31/2021	4.56	0	0	0.75%	3.4%
12/31/2020	4.17	25	103	1.25%	40.9%	12/31/2020	4.29	0	0	1.00%	41.3%	12/31/2020	4.41	0	0	0.75%	41.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.81	0	$0	0.50%	25.0%	12/31/2024	$4.99	0	$0	0.25%	25.3%	12/31/2024	$5.19	0	$0	0.00%	25.6%
12/31/2023	3.85	0	0	0.50%	9.2%	12/31/2023	3.99	0	0	0.25%	9.4%	12/31/2023	4.13	0	0	0.00%	9.7%
12/31/2022	3.53	0	0	0.50%	-25.0%	12/31/2022	3.64	0	0	0.25%	-24.8%	12/31/2022	3.76	0	0	0.00%	-24.6%
12/31/2021	4.70	0	0	0.50%	3.6%	12/31/2021	4.84	0	0	0.25%	3.9%	12/31/2021	4.99	0	0	0.00%	4.2%
12/31/2020	4.53	0	0	0.50%	42.0%	12/31/2020	4.66	0	0	0.25%	42.3%	12/31/2020	4.79	0	0	0.00%	42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$525,471	$485,468	10,672
Receivables: investments sold	-
Payables: investments purchased	(2,183)
Net assets	$523,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$309,191	44,217	$6.99
Band 100	214,097	29,120	7.35
Band 75	-	-	7.73
Band 50	-	-	8.13
Band 25	-	-	8.55
Band 0	-	-	8.98
Total	$523,288	73,337

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,892)
Net investment income (loss)			(3,892)

Gain (loss) on investments:
Net realized gain (loss)			3,405
Realized gain distributions			2,452
Net change in unrealized appreciation (depreciation)			44,113
Net gain (loss)			49,970

Increase (decrease) in net assets from operations			$46,078

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,892)	$(3,824)
Net realized gain (loss)		3,405	(2,829)
Realized gain distributions		2,452	-
Net change in unrealized appreciation (depreciation)		44,113	31,243

Increase (decrease) in net assets from operations		46,078	24,590

Contract owner transactions:
Proceeds from units sold		296,263	14,073
Cost of units redeemed		(135,262)	(34,207)
Account charges		(138)	(122)
Increase (decrease)		160,863	(20,256)
Net increase (decrease)		206,941	4,334
Net assets, beginning		316,347	312,013
Net assets, ending		$523,288	$316,347

Units sold		40,350	2,645
Units redeemed		(22,977)	(6,297)
Net increase (decrease)		17,373	(3,652)
Units outstanding, beginning		55,964	59,616
Units outstanding, ending		73,337	55,964

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,738,750
Cost of units redeemed/account charges			(4,733,538)
Net investment income (loss)			(125,909)
Net realized gain (loss)			335,239
Realized gain distributions			268,743
Net change in unrealized appreciation (depreciation)			40,003
Net assets			$523,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.99	44	$309	1.25%	23.8%	12/31/2024	$7.35	29	$214	1.00%	24.1%	12/31/2024	$7.73	0	$0	0.75%	24.5%
12/31/2023	5.65	55	309	1.25%	8.2%	12/31/2023	5.92	1	7	1.00%	8.5%	12/31/2023	6.21	0	0	0.75%	8.8%
12/31/2022	5.22	56	291	1.25%	-25.7%	12/31/2022	5.46	4	21	1.00%	-25.5%	12/31/2022	5.71	0	0	0.75%	-25.3%
12/31/2021	7.02	66	466	1.25%	2.7%	12/31/2021	7.32	9	64	1.00%	3.0%	12/31/2021	7.64	0	0	0.75%	3.2%
12/31/2020	6.83	94	638	1.25%	40.7%	12/31/2020	7.11	9	66	1.00%	41.0%	12/31/2020	7.40	0	0	0.75%	41.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.13	0	$0	0.50%	24.8%	12/31/2024	$8.55	0	$0	0.25%	25.1%	12/31/2024	$8.98	0	$0	0.00%	25.4%
12/31/2023	6.51	0	0	0.50%	9.0%	12/31/2023	6.83	0	0	0.25%	9.3%	12/31/2023	7.16	0	0	0.00%	9.6%
12/31/2022	5.97	0	0	0.50%	-25.1%	12/31/2022	6.25	0	0	0.25%	-24.9%	12/31/2022	6.54	0	0	0.00%	-24.7%
12/31/2021	7.98	0	0	0.50%	3.5%	12/31/2021	8.32	0	0	0.25%	3.8%	12/31/2021	8.69	0	0	0.00%	4.0%
12/31/2020	7.71	0	0	0.50%	41.7%	12/31/2020	8.02	0	0	0.25%	42.1%	12/31/2020	8.35	0	0	0.00%	42.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund A Class - 06-CNY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,720	$6,461	158
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$7,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,719	1,703	$4.53
Band 100	-	-	4.63
Band 75	-	-	4.72
Band 50	-	-	4.82
Band 25	-	-	4.92
Band 0	-	-	5.02
Total	$7,719	1,703

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(124)
Net investment income (loss)			(124)

Gain (loss) on investments:
Net realized gain (loss)			754
Realized gain distributions			431
Net change in unrealized appreciation (depreciation)			1,261
Net gain (loss)			2,446

Increase (decrease) in net assets from operations			$2,322

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124)	$(90)
Net realized gain (loss)		754	(400)
Realized gain distributions		431	775
Net change in unrealized appreciation (depreciation)		1,261	1,641

Increase (decrease) in net assets from operations		2,322	1,926

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(3,581)	(9,328)
Account charges		(3)	(3)
Increase (decrease)		(3,584)	(9,331)
Net increase (decrease)		(1,262)	(7,405)
Net assets, beginning		8,981	16,386
Net assets, ending		$7,719	$8,981

Units sold		-	-
Units redeemed		(800)	(3,205)
Net increase (decrease)		(800)	(3,205)
Units outstanding, beginning		2,503	5,708
Units outstanding, ending		1,703	2,503

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$232,757
Cost of units redeemed/account charges			(284,738)
Net investment income (loss)			(5,129)
Net realized gain (loss)			11,412
Realized gain distributions			52,158
Net change in unrealized appreciation (depreciation)			1,259
Net assets			$7,719

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.53	2	$8	1.25%	26.4%	12/31/2024	$4.63	0	$0	1.00%	26.7%	12/31/2024	$4.72	0	$0	0.75%	27.0%
12/31/2023	3.59	3	9	1.25%	25.0%	12/31/2023	3.65	0	0	1.00%	25.3%	12/31/2023	3.72	0	0	0.75%	25.6%
12/31/2022	2.87	6	16	1.25%	-19.8%	12/31/2022	2.92	0	0	1.00%	-19.6%	12/31/2022	2.96	0	0	0.75%	-19.4%
12/31/2021	3.58	12	44	1.25%	21.7%	12/31/2021	3.63	0	0	1.00%	22.0%	12/31/2021	3.67	0	0	0.75%	22.3%
12/31/2020	2.94	12	36	1.25%	17.7%	12/31/2020	2.97	0	0	1.00%	18.0%	12/31/2020	3.00	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.82	0	$0	0.50%	27.3%	12/31/2024	$4.92	0	$0	0.25%	27.6%	12/31/2024	$5.02	0	$0	0.00%	27.9%
12/31/2023	3.79	0	0	0.50%	25.9%	12/31/2023	3.85	0	0	0.25%	26.2%	12/31/2023	3.92	0	0	0.00%	26.5%
12/31/2022	3.01	0	0	0.50%	-19.2%	12/31/2022	3.05	0	0	0.25%	-19.0%	12/31/2022	3.10	0	0	0.00%	-18.8%
12/31/2021	3.72	0	0	0.50%	22.6%	12/31/2021	3.77	0	0	0.25%	22.9%	12/31/2021	3.82	0	0	0.00%	23.2%
12/31/2020	3.04	0	0	0.50%	18.6%	12/31/2020	3.07	0	0	0.25%	18.8%	12/31/2020	3.10	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.0%
2021	0.3%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,631,604	$1,336,693	33,736
Receivables: investments sold	215
Payables: investments purchased	-
Net assets	$1,631,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,584,940	352,059	$4.50
Band 100	46,879	10,202	4.60
Band 75	-	-	4.69
Band 50	-	-	4.79
Band 25	-	-	4.89
Band 0	-	-	4.99
Total	$1,631,819	362,261

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,094)
Net investment income (loss)			(19,094)

Gain (loss) on investments:
Net realized gain (loss)			37,406
Realized gain distributions			91,489
Net change in unrealized appreciation (depreciation)			242,472
Net gain (loss)			371,367

Increase (decrease) in net assets from operations			$352,273

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,094)	$(15,112)
Net realized gain (loss)		37,406	(2,027)
Realized gain distributions		91,489	120,579
Net change in unrealized appreciation (depreciation)		242,472	168,596

Increase (decrease) in net assets from operations		352,273	272,036

Contract owner transactions:
Proceeds from units sold		102,463	115,966
Cost of units redeemed		(243,995)	(65,697)
Account charges		(139)	(427)
Increase (decrease)		(141,671)	49,842
Net increase (decrease)		210,602	321,878
Net assets, beginning		1,421,217	1,099,339
Net assets, ending		$1,631,819	$1,421,217

Units sold		24,989	36,652
Units redeemed		(60,393)	(22,372)
Net increase (decrease)		(35,404)	14,280
Units outstanding, beginning		397,665	383,385
Units outstanding, ending		362,261	397,665

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,735,734
Cost of units redeemed/account charges			(1,163,857)
Net investment income (loss)			(99,165)
Net realized gain (loss)			88,049
Realized gain distributions			776,147
Net change in unrealized appreciation (depreciation)			294,911
Net assets			$1,631,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.50	352	$1,585	1.25%	26.0%	12/31/2024	$4.60	10	$47	1.00%	26.3%	12/31/2024	$4.69	0	$0	0.75%	26.7%
12/31/2023	3.57	387	1,384	1.25%	24.6%	12/31/2023	3.64	10	37	1.00%	24.9%	12/31/2023	3.70	0	0	0.75%	25.3%
12/31/2022	2.87	372	1,067	1.25%	-20.0%	12/31/2022	2.91	11	32	1.00%	-19.8%	12/31/2022	2.96	0	0	0.75%	-19.6%
12/31/2021	3.58	386	1,384	1.25%	21.3%	12/31/2021	3.63	11	40	1.00%	21.6%	12/31/2021	3.68	0	0	0.75%	21.9%
12/31/2020	2.95	433	1,277	1.25%	17.4%	12/31/2020	2.98	13	39	1.00%	17.7%	12/31/2020	3.01	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.79	0	$0	0.50%	27.0%	12/31/2024	$4.89	0	$0	0.25%	27.3%	12/31/2024	$4.99	0	$0	0.00%	27.6%
12/31/2023	3.77	0	0	0.50%	25.6%	12/31/2023	3.84	0	0	0.25%	25.9%	12/31/2023	3.91	0	0	0.00%	26.2%
12/31/2022	3.00	0	0	0.50%	-19.4%	12/31/2022	3.05	0	0	0.25%	-19.2%	12/31/2022	3.10	0	0	0.00%	-19.0%
12/31/2021	3.72	0	0	0.50%	22.3%	12/31/2021	3.77	0	0	0.25%	22.6%	12/31/2021	3.82	0	0	0.00%	22.9%
12/31/2020	3.05	0	0	0.50%	18.3%	12/31/2020	3.08	0	0	0.25%	18.6%	12/31/2020	3.11	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	1.25%	7.5%	12/31/2024	$1.68	0	$0	1.00%	7.7%	12/31/2024	$1.69	0	$0	0.75%	8.0%
12/31/2023	1.52	0	0	1.25%	9.5%	12/31/2023	1.56	0	0	1.00%	9.7%	12/31/2023	1.56	0	0	0.75%	10.0%
12/31/2022	1.39	0	0	1.25%	-11.1%	12/31/2022	1.42	0	0	1.00%	-10.9%	12/31/2022	1.42	0	0	0.75%	-10.6%
12/31/2021	1.56	0	0	1.25%	30.6%	12/31/2021	1.60	0	0	1.00%	30.9%	12/31/2021	1.59	0	0	0.75%	31.2%
12/31/2020	1.19	0	0	1.25%	-5.5%	12/31/2020	1.22	0	0	1.00%	-5.2%	12/31/2020	1.21	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	8.3%	12/31/2024	$1.75	0	$0	0.25%	8.6%	12/31/2024	$1.78	0	$0	0.00%	8.8%
12/31/2023	1.59	0	0	0.50%	10.3%	12/31/2023	1.61	0	0	0.25%	10.5%	12/31/2023	1.64	0	0	0.00%	10.8%
12/31/2022	1.44	0	0	0.50%	-10.4%	12/31/2022	1.46	0	0	0.25%	-10.2%	12/31/2022	1.48	0	0	0.00%	-10.0%
12/31/2021	1.61	0	0	0.50%	31.6%	12/31/2021	1.62	0	0	0.25%	31.9%	12/31/2021	1.64	0	0	0.00%	32.2%
12/31/2020	1.22	0	0	0.50%	-4.8%	12/31/2020	1.23	0	0	0.25%	-4.5%	12/31/2020	1.24	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	1.25%	7.2%	12/31/2024	$1.66	0	$0	1.00%	7.4%	12/31/2024	$1.67	0	$0	0.75%	7.7%
12/31/2023	1.50	0	0	1.25%	9.2%	12/31/2023	1.54	0	0	1.00%	9.4%	12/31/2023	1.55	0	0	0.75%	9.7%
12/31/2022	1.37	0	0	1.25%	-11.3%	12/31/2022	1.41	0	0	1.00%	-11.1%	12/31/2022	1.41	0	0	0.75%	-10.8%
12/31/2021	1.55	0	0	1.25%	30.2%	12/31/2021	1.59	0	0	1.00%	30.5%	12/31/2021	1.58	0	0	0.75%	30.9%
12/31/2020	1.19	0	0	1.25%	-5.7%	12/31/2020	1.22	0	0	1.00%	-5.5%	12/31/2020	1.21	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	8.0%	12/31/2024	$1.73	0	$0	0.25%	8.3%	12/31/2024	$1.76	0	$0	0.00%	8.5%
12/31/2023	1.57	0	0	0.50%	10.0%	12/31/2023	1.60	0	0	0.25%	10.3%	12/31/2023	1.62	0	0	0.00%	10.5%
12/31/2022	1.43	0	0	0.50%	-10.6%	12/31/2022	1.45	0	0	0.25%	-10.4%	12/31/2022	1.47	0	0	0.00%	-10.2%
12/31/2021	1.60	0	0	0.50%	31.2%	12/31/2021	1.61	0	0	0.25%	31.5%	12/31/2021	1.63	0	0	0.00%	31.9%
12/31/2020	1.22	0	0	0.50%	-5.0%	12/31/2020	1.23	0	0	0.25%	-4.7%	12/31/2020	1.24	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Large Cap Value Fund Advisor Class - 06-900

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$614,057	$591,080	13,638
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$614,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$542,520	71,938	$7.54
Band 100	71,742	9,048	7.93
Band 75	-	-	8.34
Band 50	-	-	8.77
Band 25	-	-	9.22
Band 0	-	-	9.69
Total	$614,262	80,986

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,368
Mortality & expense charges			(7,516)
Net investment income (loss)			2,852

Gain (loss) on investments:
Net realized gain (loss)			1,295
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,151
Net gain (loss)			51,446

Increase (decrease) in net assets from operations			$54,298

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,852	$(1,874)
Net realized gain (loss)		1,295	50,208
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		50,151	(130,096)

Increase (decrease) in net assets from operations		54,298	(81,762)

Contract owner transactions:
Proceeds from units sold		24,583	724,756
Cost of units redeemed		(79,150)	(960,939)
Account charges		(136)	(372)
Increase (decrease)		(54,703)	(236,555)
Net increase (decrease)		(405)	(318,317)
Net assets, beginning		614,667	932,984
Net assets, ending		$614,262	$614,667

Units sold		3,361	101,454
Units redeemed		(10,890)	(143,032)
Net increase (decrease)		(7,529)	(41,578)
Units outstanding, beginning		88,515	130,093
Units outstanding, ending		80,986	88,515

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,394,006
Cost of units redeemed/account charges			(11,543,577)
Net investment income (loss)			(121,820)
Net realized gain (loss)			(150,970)
Realized gain distributions			1,013,646
Net change in unrealized appreciation (depreciation)			22,977
Net assets			$614,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.54	72	$543	1.25%	9.2%	12/31/2024	$7.93	9	$72	1.00%	9.5%	12/31/2024	$8.34	0	$0	0.75%	9.7%
12/31/2023	6.91	79	545	1.25%	-3.3%	12/31/2023	7.24	10	70	1.00%	-3.1%	12/31/2023	7.60	0	0	0.75%	-2.8%
12/31/2022	7.14	119	853	1.25%	-2.8%	12/31/2022	7.47	11	80	1.00%	-2.5%	12/31/2022	7.82	0	0	0.75%	-2.3%
12/31/2021	7.35	76	560	1.25%	26.1%	12/31/2021	7.67	12	94	1.00%	26.4%	12/31/2021	8.00	0	0	0.75%	26.7%
12/31/2020	5.83	98	572	1.25%	12.7%	12/31/2020	6.07	12	74	1.00%	13.0%	12/31/2020	6.31	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.77	0	$0	0.50%	10.0%	12/31/2024	$9.22	0	$0	0.25%	10.3%	12/31/2024	$9.69	0	$0	0.00%	10.6%
12/31/2023	7.97	0	0	0.50%	-2.6%	12/31/2023	8.36	0	0	0.25%	-2.3%	12/31/2023	8.76	0	0	0.00%	-2.1%
12/31/2022	8.18	0	0	0.50%	-2.0%	12/31/2022	8.56	0	0	0.25%	-1.8%	12/31/2022	8.95	0	0	0.00%	-1.5%
12/31/2021	8.35	0	0	0.50%	27.0%	12/31/2021	8.71	0	0	0.25%	27.3%	12/31/2021	9.09	0	0	0.00%	27.6%
12/31/2020	6.57	0	0	0.50%	13.5%	12/31/2020	6.84	0	0	0.25%	13.8%	12/31/2020	7.12	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.6%
2022	1.4%
2021	0.8%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$203,321	$173,250	4,178
Receivables: investments sold	166
Payables: investments purchased	-
Net assets	$203,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$203,487	93,002	$2.19
Band 100	-	-	2.22
Band 75	-	-	2.26
Band 50	-	-	2.29
Band 25	-	-	2.32
Band 0	-	-	2.36
Total	$203,487	93,002

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$251
Mortality & expense charges			(2,728)
Net investment income (loss)			(2,477)

Gain (loss) on investments:
Net realized gain (loss)			10,777
Realized gain distributions			11,104
Net change in unrealized appreciation (depreciation)			30,836
Net gain (loss)			52,717

Increase (decrease) in net assets from operations			$50,240

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,477)	$(1,109)
Net realized gain (loss)		10,777	(676)
Realized gain distributions		11,104	16,053
Net change in unrealized appreciation (depreciation)		30,836	22,270

Increase (decrease) in net assets from operations		50,240	36,538

Contract owner transactions:
Proceeds from units sold		22,991	19,653
Cost of units redeemed		(59,824)	(3,473)
Account charges		(20)	(14)
Increase (decrease)		(36,853)	16,166
Net increase (decrease)		13,387	52,704
Net assets, beginning		190,100	137,396
Net assets, ending		$203,487	$190,100

Units sold		11,451	12,681
Units redeemed		(28,703)	(2,481)
Net increase (decrease)		(17,252)	10,200
Units outstanding, beginning		110,254	100,054
Units outstanding, ending		93,002	110,254

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$326,954
Cost of units redeemed/account charges			(198,562)
Net investment income (loss)			(4,272)
Net realized gain (loss)			9,978
Realized gain distributions			39,318
Net change in unrealized appreciation (depreciation)			30,071
Net assets			$203,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	93	$203	1.25%	26.9%	12/31/2024	$2.22	0	$0	1.00%	27.2%	12/31/2024	$2.26	0	$0	0.75%	27.5%
12/31/2023	1.72	110	190	1.25%	25.6%	12/31/2023	1.75	0	0	1.00%	25.9%	12/31/2023	1.77	0	0	0.75%	26.2%
12/31/2022	1.37	100	137	1.25%	-19.4%	12/31/2022	1.39	0	0	1.00%	-19.2%	12/31/2022	1.40	0	0	0.75%	-19.0%
12/31/2021	1.70	0	0	1.25%	22.2%	12/31/2021	1.72	0	0	1.00%	22.5%	12/31/2021	1.73	0	0	0.75%	22.8%
12/31/2020	1.39	0	0	1.25%	18.3%	12/31/2020	1.40	0	0	1.00%	18.6%	12/31/2020	1.41	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.29	0	$0	0.50%	27.9%	12/31/2024	$2.32	0	$0	0.25%	28.2%	12/31/2024	$2.36	0	$0	0.00%	28.5%
12/31/2023	1.79	0	0	0.50%	26.5%	12/31/2023	1.81	0	0	0.25%	26.8%	12/31/2023	1.84	0	0	0.00%	27.1%
12/31/2022	1.42	0	0	0.50%	-18.8%	12/31/2022	1.43	0	0	0.25%	-18.6%	12/31/2022	1.44	0	0	0.00%	-18.4%
12/31/2021	1.74	0	0	0.50%	23.1%	12/31/2021	1.76	0	0	0.25%	23.4%	12/31/2021	1.77	0	0	0.00%	23.7%
12/31/2020	1.42	0	0	0.50%	19.1%	12/31/2020	1.42	0	0	0.25%	19.4%	12/31/2020	1.43	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.5%
2022	0.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,941	$9,032	198
Receivables: investments sold	-
Payables: investments purchased	(990)
Net assets	$9,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,951	6,379	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$9,951	6,379

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(124)
Net investment income (loss)			(124)

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			2,175
Net gain (loss)			2,240

Increase (decrease) in net assets from operations			$2,116

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(124)	$(51)
Net realized gain (loss)		16	(8)
Realized gain distributions		49	-
Net change in unrealized appreciation (depreciation)		2,175	433

Increase (decrease) in net assets from operations		2,116	374

Contract owner transactions:
Proceeds from units sold		4,328	1,530
Cost of units redeemed		(1,781)	-
Account charges		(1)	-
Increase (decrease)		2,546	1,530
Net increase (decrease)		4,662	1,904
Net assets, beginning		5,289	3,385
Net assets, ending		$9,951	$5,289

Units sold		3,388	1,281
Units redeemed		(1,233)	-
Net increase (decrease)		2,155	1,281
Units outstanding, beginning		4,224	2,943
Units outstanding, ending		6,379	4,224

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,167
Cost of units redeemed/account charges			(5,691)
Net investment income (loss)			(219)
Net realized gain (loss)			(419)
Realized gain distributions			204
Net change in unrealized appreciation (depreciation)			1,909
Net assets			$9,951

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	6	$10	1.25%	24.6%	12/31/2024	$1.58	0	$0	1.00%	24.9%	12/31/2024	$1.60	0	$0	0.75%	25.2%
12/31/2023	1.25	4	5	1.25%	8.9%	12/31/2023	1.27	0	0	1.00%	9.1%	12/31/2023	1.28	0	0	0.75%	9.4%
12/31/2022	1.15	3	3	1.25%	-25.2%	12/31/2022	1.16	0	0	1.00%	-25.0%	12/31/2022	1.17	0	0	0.75%	-24.8%
12/31/2021	1.54	3	4	1.25%	3.3%	12/31/2021	1.55	0	0	1.00%	3.6%	12/31/2021	1.56	0	0	0.75%	3.9%
12/31/2020	1.49	0	0	1.25%	41.6%	12/31/2020	1.49	0	0	1.00%	41.9%	12/31/2020	1.50	0	0	0.75%	42.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	25.5%	12/31/2024	$1.65	0	$0	0.25%	25.9%	12/31/2024	$1.67	0	$0	0.00%	26.2%
12/31/2023	1.30	0	0	0.50%	9.7%	12/31/2023	1.31	0	0	0.25%	9.9%	12/31/2023	1.33	0	0	0.00%	10.2%
12/31/2022	1.18	0	0	0.50%	-24.6%	12/31/2022	1.19	0	0	0.25%	-24.4%	12/31/2022	1.20	0	0	0.00%	-24.2%
12/31/2021	1.57	0	0	0.50%	4.1%	12/31/2021	1.58	0	0	0.25%	4.4%	12/31/2021	1.59	0	0	0.00%	4.6%
12/31/2020	1.51	0	0	0.50%	42.6%	12/31/2020	1.51	0	0	0.25%	43.0%	12/31/2020	1.52	0	0	0.00%	43.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Intnsc Val R6 Class - 06-47J

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$127,153	$110,485	5,992
Receivables: investments sold	3,057
Payables: investments purchased	-
Net assets	$130,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,210	79,263	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$130,210	79,263

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,505)
Net investment income (loss)			(1,505)

Gain (loss) on investments:
Net realized gain (loss)			125
Realized gain distributions			1,150
Net change in unrealized appreciation (depreciation)			7,744
Net gain (loss)			9,019

Increase (decrease) in net assets from operations			$7,514

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,505)	$(1,798)
Net realized gain (loss)		125	(1,901)
Realized gain distributions		1,150	280
Net change in unrealized appreciation (depreciation)		7,744	15,802

Increase (decrease) in net assets from operations		7,514	12,383

Contract owner transactions:
Proceeds from units sold		8,253	9,023
Cost of units redeemed		-	(52,379)
Account charges		(45)	(36)
Increase (decrease)		8,208	(43,392)
Net increase (decrease)		15,722	(31,009)
Net assets, beginning		114,488	145,497
Net assets, ending		$130,210	$114,488

Units sold		5,162	6,227
Units redeemed		(28)	(38,146)
Net increase (decrease)		5,134	(31,919)
Units outstanding, beginning		74,129	106,048
Units outstanding, ending		79,263	74,129

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$170,375
Cost of units redeemed/account charges			(57,395)
Net investment income (loss)			(4,352)
Net realized gain (loss)			(1,803)
Realized gain distributions			6,717
Net change in unrealized appreciation (depreciation)			16,668
Net assets			$130,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	79	$130	1.25%	6.4%	12/31/2024	$1.66	0	$0	1.00%	6.6%	12/31/2024	$1.69	0	$0	0.75%	6.9%
12/31/2023	1.54	74	114	1.25%	12.6%	12/31/2023	1.56	0	0	1.00%	12.9%	12/31/2023	1.58	0	0	0.75%	13.1%
12/31/2022	1.37	106	145	1.25%	-21.0%	12/31/2022	1.38	0	0	1.00%	-20.8%	12/31/2022	1.40	0	0	0.75%	-20.6%
12/31/2021	1.74	0	0	1.25%	25.0%	12/31/2021	1.75	0	0	1.00%	25.3%	12/31/2021	1.76	0	0	0.75%	25.7%
12/31/2020	1.39	0	0	1.25%	25.6%	12/31/2020	1.39	0	0	1.00%	26.0%	12/31/2020	1.40	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	7.2%	12/31/2024	$1.73	0	$0	0.25%	7.4%	12/31/2024	$1.76	0	$0	0.00%	7.7%
12/31/2023	1.60	0	0	0.50%	13.4%	12/31/2023	1.61	0	0	0.25%	13.7%	12/31/2023	1.63	0	0	0.00%	14.0%
12/31/2022	1.41	0	0	0.50%	-20.4%	12/31/2022	1.42	0	0	0.25%	-20.2%	12/31/2022	1.43	0	0	0.00%	-20.0%
12/31/2021	1.77	0	0	0.50%	26.0%	12/31/2021	1.78	0	0	0.25%	26.3%	12/31/2021	1.79	0	0	0.00%	26.6%
12/31/2020	1.40	0	0	0.50%	26.6%	12/31/2020	1.41	0	0	0.25%	26.9%	12/31/2020	1.41	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	6.7%	12/31/2024	$1.14	0	$0	1.00%	7.0%	12/31/2024	$1.16	0	$0	0.75%	7.2%
12/31/2023	1.06	0	0	1.25%	10.2%	12/31/2023	1.07	0	0	1.00%	10.5%	12/31/2023	1.08	0	0	0.75%	10.8%
12/31/2022	0.96	0	0	1.25%	-12.7%	12/31/2022	0.97	0	0	1.00%	-12.5%	12/31/2022	0.97	0	0	0.75%	-12.3%
12/31/2021	1.10	0	0	1.25%	3.5%	12/31/2021	1.10	0	0	1.00%	3.7%	12/31/2021	1.11	0	0	0.75%	4.0%
12/31/2020	1.06	0	0	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.4%	12/31/2020	1.07	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	7.5%	12/31/2024	$1.19	0	$0	0.25%	7.8%	12/31/2024	$1.20	0	$0	0.00%	8.1%
12/31/2023	1.09	0	0	0.50%	11.1%	12/31/2023	1.10	0	0	0.25%	11.3%	12/31/2023	1.11	0	0	0.00%	11.6%
12/31/2022	0.98	0	0	0.50%	-12.1%	12/31/2022	0.99	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.6%
12/31/2021	1.12	0	0	0.50%	4.3%	12/31/2021	1.12	0	0	0.25%	4.5%	12/31/2021	1.13	0	0	0.00%	4.8%
12/31/2020	1.07	0	0	0.50%	6.0%	12/31/2020	1.07	0	0	0.25%	6.2%	12/31/2020	1.08	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund A Class - 06-015

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,418	$21,741	1,130
Receivables: investments sold	-
Payables: investments purchased	(217)
Net assets	$22,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,201	18,372	$1.21
Band 100	-	-	1.24
Band 75	-	-	1.28
Band 50	-	-	1.32
Band 25	-	-	1.36
Band 0	-	-	1.40
Total	$22,201	18,372

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(241)
Net investment income (loss)			(241)

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,067
Net gain (loss)			2,082

Increase (decrease) in net assets from operations			$1,841

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(241)	$(37)
Net realized gain (loss)		15	(1,406)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,067	1,801

Increase (decrease) in net assets from operations		1,841	358

Contract owner transactions:
Proceeds from units sold		5,830	5,770
Cost of units redeemed		(953)	(6,892)
Account charges		(4)	(6)
Increase (decrease)		4,873	(1,128)
Net increase (decrease)		6,714	(770)
Net assets, beginning		15,487	16,257
Net assets, ending		$22,201	$15,487

Units sold		4,910	5,391
Units redeemed		(791)	(6,565)
Net increase (decrease)		4,119	(1,174)
Units outstanding, beginning		14,253	15,427
Units outstanding, ending		18,372	14,253

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$473,073
Cost of units redeemed/account charges			(435,422)
Net investment income (loss)			(3,506)
Net realized gain (loss)			(12,621)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			677
Net assets			$22,201

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	18	$22	1.25%	11.2%	12/31/2024	$1.24	0	$0	1.00%	11.5%	12/31/2024	$1.28	0	$0	0.75%	11.8%
12/31/2023	1.09	14	15	1.25%	3.1%	12/31/2023	1.12	0	0	1.00%	3.4%	12/31/2023	1.15	0	0	0.75%	3.6%
12/31/2022	1.05	15	16	1.25%	-25.0%	12/31/2022	1.08	0	0	1.00%	-24.8%	12/31/2022	1.11	0	0	0.75%	-24.6%
12/31/2021	1.41	85	120	1.25%	-4.8%	12/31/2021	1.44	0	0	1.00%	-4.6%	12/31/2021	1.47	0	0	0.75%	-4.3%
12/31/2020	1.48	78	115	1.25%	11.6%	12/31/2020	1.50	0	0	1.00%	11.9%	12/31/2020	1.53	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	12.1%	12/31/2024	$1.36	0	$0	0.25%	12.3%	12/31/2024	$1.40	0	$0	0.00%	12.6%
12/31/2023	1.18	0	0	0.50%	3.9%	12/31/2023	1.21	0	0	0.25%	4.1%	12/31/2023	1.24	0	0	0.00%	4.4%
12/31/2022	1.13	0	0	0.50%	-24.4%	12/31/2022	1.16	0	0	0.25%	-24.3%	12/31/2022	1.19	0	0	0.00%	-24.1%
12/31/2021	1.50	0	0	0.50%	-4.1%	12/31/2021	1.53	0	0	0.25%	-3.8%	12/31/2021	1.56	0	0	0.00%	-3.6%
12/31/2020	1.56	0	0	0.50%	12.5%	12/31/2020	1.59	0	0	0.25%	12.8%	12/31/2020	1.62	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.1%
2022	0.1%
2021	0.6%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Strat Inc R6 Class - 06-64R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$815,276	$805,596	89,418
Receivables: investments sold	67,289
Payables: investments purchased	-
Net assets	$882,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$882,565	877,260	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$882,565	877,260

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,963
Mortality & expense charges			(7,173)
Net investment income (loss)			23,790

Gain (loss) on investments:
Net realized gain (loss)			461
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,497
Net gain (loss)			9,958

Increase (decrease) in net assets from operations			$33,748

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,790	$9,860
Net realized gain (loss)		461	(236)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,497	9,468

Increase (decrease) in net assets from operations		33,748	19,092

Contract owner transactions:
Proceeds from units sold		1,039,834	26,642
Cost of units redeemed		(448,195)	(4,974)
Account charges		(12)	-
Increase (decrease)		591,627	21,668
Net increase (decrease)		625,375	40,760
Net assets, beginning		257,190	216,430
Net assets, ending		$882,565	$257,190

Units sold		1,075,106	28,154
Units redeemed		(465,731)	(5,529)
Net increase (decrease)		609,375	22,625
Units outstanding, beginning		267,885	245,260
Units outstanding, ending		877,260	267,885

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,290,202
Cost of units redeemed/account charges			(455,406)
Net investment income (loss)			37,902
Net realized gain (loss)			187
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,680
Net assets			$882,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	877	$883	1.25%	4.8%	12/31/2024	$1.01	0	$0	1.00%	5.1%	12/31/2024	$1.02	0	$0	0.75%	5.3%
12/31/2023	0.96	268	257	1.25%	8.8%	12/31/2023	0.97	0	0	1.00%	9.1%	12/31/2023	0.97	0	0	0.75%	9.3%
12/31/2022	0.88	245	216	1.25%	-11.6%	12/31/2022	0.89	0	0	1.00%	-11.4%	12/31/2022	0.89	0	0	0.75%	-11.2%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	5.6%	12/31/2024	$1.04	0	$0	0.25%	5.8%	12/31/2024	$1.05	0	$0	0.00%	6.1%
12/31/2023	0.98	0	0	0.50%	9.6%	12/31/2023	0.98	0	0	0.25%	9.9%	12/31/2023	0.99	0	0	0.00%	10.2%
12/31/2022	0.89	0	0	0.50%	-11.0%	12/31/2022	0.89	0	0	0.25%	-10.8%	12/31/2022	0.90	0	0	0.00%	-10.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.4%
2023	5.4%
2022	5.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Lg Cap Val R6 Class - 06-4XP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,308,625	$1,252,154	29,392
Receivables: investments sold	8,473
Payables: investments purchased	-
Net assets	$1,317,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,317,098	1,200,158	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$1,317,098	1,200,158

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,953
Mortality & expense charges			(23,733)
Net investment income (loss)			7,220

Gain (loss) on investments:
Net realized gain (loss)			21,868
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			157,295
Net gain (loss)			179,163

Increase (decrease) in net assets from operations			$186,383

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,220	$50,107
Net realized gain (loss)		21,868	(9,629)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		157,295	(48,202)

Increase (decrease) in net assets from operations		186,383	(7,724)

Contract owner transactions:
Proceeds from units sold		140,671	1,424,228
Cost of units redeemed		(1,686,499)	(112,820)
Account charges		(594)	(517)
Increase (decrease)		(1,546,422)	1,310,891
Net increase (decrease)		(1,360,039)	1,303,167
Net assets, beginning		2,677,137	1,373,970
Net assets, ending		$1,317,098	$2,677,137

Units sold		131,627	1,456,727
Units redeemed		(1,610,495)	(115,063)
Net increase (decrease)		(1,478,868)	1,341,664
Units outstanding, beginning		2,679,026	1,337,362
Units outstanding, ending		1,200,158	2,679,026

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,268,568
Cost of units redeemed/account charges			(2,110,179)
Net investment income (loss)			76,831
Net realized gain (loss)			(9,649)
Realized gain distributions			35,056
Net change in unrealized appreciation (depreciation)			56,471
Net assets			$1,317,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,200	$1,317	1.25%	9.8%	12/31/2024	$1.11	0	$0	1.00%	10.1%	12/31/2024	$1.12	0	$0	0.75%	10.4%
12/31/2023	1.00	2,679	2,677	1.25%	-2.7%	12/31/2023	1.01	0	0	1.00%	-2.5%	12/31/2023	1.01	0	0	0.75%	-2.2%
12/31/2022	1.03	1,337	1,374	1.25%	-2.2%	12/31/2022	1.03	0	0	1.00%	-1.9%	12/31/2022	1.04	0	0	0.75%	-1.7%
12/31/2021	1.05	923	970	1.25%	5.0%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	10.7%	12/31/2024	$1.14	0	$0	0.25%	10.9%	12/31/2024	$1.15	0	$0	0.00%	11.2%
12/31/2023	1.02	0	0	0.50%	-2.0%	12/31/2023	1.02	0	0	0.25%	-1.8%	12/31/2023	1.03	0	0	0.00%	-1.5%
12/31/2022	1.04	0	0	0.50%	-1.5%	12/31/2022	1.04	0	0	0.25%	-1.2%	12/31/2022	1.05	0	0	0.00%	-1.0%
12/31/2021	1.05	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.6%	12/31/2021	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	3.5%
2022	2.1%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,058	$14,659	774
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$15,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,072	12,754	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.37
Total	$15,072	12,754

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(162)
Net investment income (loss)			(162)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,318
Net gain (loss)			1,318

Increase (decrease) in net assets from operations			$1,156

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162)	$(25)
Net realized gain (loss)		-	(632)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,318	844

Increase (decrease) in net assets from operations		1,156	187

Contract owner transactions:
Proceeds from units sold		3,926	4,640
Cost of units redeemed		(2)	(2,824)
Account charges		-	(2)
Increase (decrease)		3,924	1,814
Net increase (decrease)		5,080	2,001
Net assets, beginning		9,992	7,991
Net assets, ending		$15,072	$9,992

Units sold		3,391	4,470
Units redeemed		(2)	(2,796)
Net increase (decrease)		3,389	1,674
Units outstanding, beginning		9,365	7,691
Units outstanding, ending		12,754	9,365

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$90,181
Cost of units redeemed/account charges			(83,494)
Net investment income (loss)			(1,278)
Net realized gain (loss)			9,264
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			399
Net assets			$15,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	13	$15	1.25%	10.8%	12/31/2024	$1.22	0	$0	1.00%	11.0%	12/31/2024	$1.25	0	$0	0.75%	11.3%
12/31/2023	1.07	9	10	1.25%	2.7%	12/31/2023	1.10	0	0	1.00%	2.9%	12/31/2023	1.12	0	0	0.75%	3.2%
12/31/2022	1.04	8	8	1.25%	-25.3%	12/31/2022	1.06	0	0	1.00%	-25.1%	12/31/2022	1.09	0	0	0.75%	-24.9%
12/31/2021	1.39	11	15	1.25%	-5.2%	12/31/2021	1.42	0	0	1.00%	-5.0%	12/31/2021	1.45	0	0	0.75%	-4.7%
12/31/2020	1.47	3	5	1.25%	11.2%	12/31/2020	1.49	0	0	1.00%	11.5%	12/31/2020	1.52	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	11.6%	12/31/2024	$1.33	0	$0	0.25%	11.9%	12/31/2024	$1.37	0	$0	0.00%	12.2%
12/31/2023	1.15	0	0	0.50%	3.5%	12/31/2023	1.19	0	0	0.25%	3.7%	12/31/2023	1.22	0	0	0.00%	4.0%
12/31/2022	1.12	0	0	0.50%	-24.7%	12/31/2022	1.14	0	0	0.25%	-24.5%	12/31/2022	1.17	0	0	0.00%	-24.3%
12/31/2021	1.48	0	0	0.50%	-4.5%	12/31/2021	1.51	0	0	0.25%	-4.3%	12/31/2021	1.55	0	0	0.00%	-4.0%
12/31/2020	1.55	0	0	0.50%	12.0%	12/31/2020	1.58	0	0	0.25%	12.3%	12/31/2020	1.61	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.0%
2022	0.0%
2021	0.9%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Focus Fund Advisor Class - 06-880

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,839	$31,769	1,194
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$35,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,651	1,429	$19.35
Band 100	8,183	401	20.41
Band 75	-	-	21.52
Band 50	-	-	22.69
Band 25	-	-	23.93
Band 0	-	-	25.25
Total	$35,834	1,830

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(405)
Net investment income (loss)			(405)

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			28
Net change in unrealized appreciation (depreciation)			6,246
Net gain (loss)			6,296

Increase (decrease) in net assets from operations			$5,891

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(405)	$(292)
Net realized gain (loss)		22	(62)
Realized gain distributions		28	-
Net change in unrealized appreciation (depreciation)		6,246	5,715

Increase (decrease) in net assets from operations		5,891	5,361

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1)
Account charges		(18)	(21)
Increase (decrease)		(18)	(22)
Net increase (decrease)		5,873	5,339
Net assets, beginning		29,961	24,622
Net assets, ending		$35,834	$29,961

Units sold		(1)	-
Units redeemed		-	(1)
Net increase (decrease)		(1)	(1)
Units outstanding, beginning		1,831	1,832
Units outstanding, ending		1,830	1,831

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$263,081
Cost of units redeemed/account charges			(284,354)
Net investment income (loss)			(4,633)
Net realized gain (loss)			(45,529)
Realized gain distributions			103,199
Net change in unrealized appreciation (depreciation)			4,070
Net assets			$35,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$19.35	1	$28	1.25%	19.6%	12/31/2024	$20.41	0	$8	1.00%	19.9%	12/31/2024	$21.52	0	$0	0.75%	20.2%
12/31/2023	16.18	1	23	1.25%	21.7%	12/31/2023	17.02	0	7	1.00%	22.0%	12/31/2023	17.90	0	0	0.75%	22.3%
12/31/2022	13.29	1	19	1.25%	-32.8%	12/31/2022	13.95	0	6	1.00%	-32.7%	12/31/2022	14.64	0	0	0.75%	-32.5%
12/31/2021	19.80	1	28	1.25%	18.3%	12/31/2021	20.72	0	7	1.00%	18.6%	12/31/2021	21.69	0	0	0.75%	18.9%
12/31/2020	16.74	2	25	1.25%	22.5%	12/31/2020	17.47	0	8	1.00%	22.8%	12/31/2020	18.24	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$22.69	0	$0	0.50%	20.5%	12/31/2024	$23.93	0	$0	0.25%	20.8%	12/31/2024	$25.25	0	$0	0.00%	21.1%
12/31/2023	18.83	0	0	0.50%	22.6%	12/31/2023	19.81	0	0	0.25%	22.9%	12/31/2023	20.85	0	0	0.00%	23.2%
12/31/2022	15.36	0	0	0.50%	-32.3%	12/31/2022	16.11	0	0	0.25%	-32.2%	12/31/2022	16.92	0	0	0.00%	-32.0%
12/31/2021	22.70	0	0	0.50%	19.2%	12/31/2021	23.76	0	0	0.25%	19.5%	12/31/2021	24.88	0	0	0.00%	19.8%
12/31/2020	19.05	0	0	0.50%	23.4%	12/31/2020	19.89	0	0	0.25%	23.7%	12/31/2020	20.77	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern Small Cap Value Fund R Class - 06-492

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,313	$228,056	13,016
Receivables: investments sold	26
Payables: investments purchased	-
Net assets	$169,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$169,339	62,695	$2.70
Band 100	-	-	2.79
Band 75	-	-	2.88
Band 50	-	-	2.98
Band 25	-	-	3.08
Band 0	-	-	3.18
Total	$169,339	62,695

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,488
Mortality & expense charges			(2,174)
Net investment income (loss)			(686)

Gain (loss) on investments:
Net realized gain (loss)			(751)
Realized gain distributions			60,687
Net change in unrealized appreciation (depreciation)			(53,910)
Net gain (loss)			6,026

Increase (decrease) in net assets from operations			$5,340

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(686)	$557
Net realized gain (loss)		(751)	(1,212)
Realized gain distributions		60,687	9,853
Net change in unrealized appreciation (depreciation)		(53,910)	14,943

Increase (decrease) in net assets from operations		5,340	24,141

Contract owner transactions:
Proceeds from units sold		29,342	14,555
Cost of units redeemed		(58,076)	(15,013)
Account charges		-	-
Increase (decrease)		(28,734)	(458)
Net increase (decrease)		(23,394)	23,683
Net assets, beginning		192,733	169,050
Net assets, ending		$169,339	$192,733

Units sold		10,383	6,330
Units redeemed		(21,914)	(6,403)
Net increase (decrease)		(11,531)	(73)
Units outstanding, beginning		74,226	74,299
Units outstanding, ending		62,695	74,226

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,594,796
Cost of units redeemed/account charges			(13,843,546)
Net investment income (loss)			(83,799)
Net realized gain (loss)			224,235
Realized gain distributions			1,336,396
Net change in unrealized appreciation (depreciation)			(58,743)
Net assets			$169,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.70	63	$169	1.25%	4.0%	12/31/2024	$2.79	0	$0	1.00%	4.3%	12/31/2024	$2.88	0	$0	0.75%	4.5%
12/31/2023	2.60	74	193	1.25%	14.1%	12/31/2023	2.68	0	0	1.00%	14.4%	12/31/2023	2.76	0	0	0.75%	14.7%
12/31/2022	2.28	74	169	1.25%	-11.5%	12/31/2022	2.34	0	0	1.00%	-11.3%	12/31/2022	2.40	0	0	0.75%	-11.1%
12/31/2021	2.57	395	1,016	1.25%	24.8%	12/31/2021	2.64	0	0	1.00%	25.1%	12/31/2021	2.70	0	0	0.75%	25.4%
12/31/2020	2.06	2,545	5,244	1.25%	-3.5%	12/31/2020	2.11	0	0	1.00%	-3.3%	12/31/2020	2.16	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.98	0	$0	0.50%	4.8%	12/31/2024	$3.08	0	$0	0.25%	5.1%	12/31/2024	$3.18	0	$0	0.00%	5.3%
12/31/2023	2.84	0	0	0.50%	15.0%	12/31/2023	2.93	0	0	0.25%	15.3%	12/31/2023	3.02	0	0	0.00%	15.6%
12/31/2022	2.47	0	0	0.50%	-10.8%	12/31/2022	2.54	0	0	0.25%	-10.6%	12/31/2022	2.61	0	0	0.00%	-10.4%
12/31/2021	2.77	0	0	0.50%	25.7%	12/31/2021	2.84	0	0	0.25%	26.1%	12/31/2021	2.92	0	0	0.00%	26.4%
12/31/2020	2.20	0	0	0.50%	-2.8%	12/31/2020	2.26	0	0	0.25%	-2.5%	12/31/2020	2.31	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.5%
2022	0.2%
2021	0.2%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern U.S. Quality ESG Fund - 06-49V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$253,915	$227,547	11,998
Receivables: investments sold	223
Payables: investments purchased	-
Net assets	$254,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,138	128,127	$1.98
Band 100	-	-	2.01
Band 75	-	-	2.04
Band 50	-	-	2.06
Band 25	-	-	2.09
Band 0	-	-	2.12
Total	$254,138	128,127

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,529
Mortality & expense charges			(9,509)
Net investment income (loss)			(1,980)

Gain (loss) on investments:
Net realized gain (loss)			234,357
Realized gain distributions			1,261
Net change in unrealized appreciation (depreciation)			(70,296)
Net gain (loss)			165,322

Increase (decrease) in net assets from operations			$163,342

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,980)	$593
Net realized gain (loss)		234,357	6,593
Realized gain distributions		1,261	-
Net change in unrealized appreciation (depreciation)		(70,296)	96,664

Increase (decrease) in net assets from operations		163,342	103,850

Contract owner transactions:
Proceeds from units sold		222,044	672,815
Cost of units redeemed		(787,150)	(120,154)
Account charges		(296)	(313)
Increase (decrease)		(565,402)	552,348
Net increase (decrease)		(402,060)	656,198
Net assets, beginning		656,198	-
Net assets, ending		$254,138	$656,198

Units sold		125,690	475,579
Units redeemed		(391,961)	(81,181)
Net increase (decrease)		(266,271)	394,398
Units outstanding, beginning		394,398	-
Units outstanding, ending		128,127	394,398

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$894,859
Cost of units redeemed/account charges			(907,913)
Net investment income (loss)			(1,387)
Net realized gain (loss)			240,950
Realized gain distributions			1,261
Net change in unrealized appreciation (depreciation)			26,368
Net assets			$254,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	128	$254	1.25%	19.2%	12/31/2024	$2.01	0	$0	1.00%	19.5%	12/31/2024	$2.04	0	$0	0.75%	19.8%
12/31/2023	1.66	394	656	1.25%	23.7%	12/31/2023	1.68	0	0	1.00%	24.0%	12/31/2023	1.70	0	0	0.75%	24.3%
12/31/2022	1.35	0	0	1.25%	-20.0%	12/31/2022	1.36	0	0	1.00%	-19.8%	12/31/2022	1.37	0	0	0.75%	-19.6%
12/31/2021	1.68	0	0	1.25%	29.8%	12/31/2021	1.69	0	0	1.00%	30.1%	12/31/2021	1.70	0	0	0.75%	30.4%
12/31/2020	1.30	0	0	1.25%	18.7%	12/31/2020	1.30	0	0	1.00%	19.0%	12/31/2020	1.30	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	20.1%	12/31/2024	$2.09	0	$0	0.25%	20.4%	12/31/2024	$2.12	0	$0	0.00%	20.7%
12/31/2023	1.72	0	0	0.50%	24.6%	12/31/2023	1.74	0	0	0.25%	24.9%	12/31/2023	1.75	0	0	0.00%	25.2%
12/31/2022	1.38	0	0	0.50%	-19.4%	12/31/2022	1.39	0	0	0.25%	-19.2%	12/31/2022	1.40	0	0	0.00%	-19.0%
12/31/2021	1.71	0	0	0.50%	30.7%	12/31/2021	1.72	0	0	0.25%	31.1%	12/31/2021	1.73	0	0	0.00%	31.4%
12/31/2020	1.31	0	0	0.50%	19.6%	12/31/2020	1.31	0	0	0.25%	19.9%	12/31/2020	1.32	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.9%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Select Fund A Class - 06-239

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,052	$5,067	576
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$6,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,062	1,910	$3.17
Band 100	-	-	3.32
Band 75	-	-	3.48
Band 50	-	-	3.64
Band 25	-	-	3.81
Band 0	-	-	3.98
Total	$6,062	1,910

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(232)
Net investment income (loss)			(232)

Gain (loss) on investments:
Net realized gain (loss)			3,287
Realized gain distributions			184
Net change in unrealized appreciation (depreciation)			(930)
Net gain (loss)			2,541

Increase (decrease) in net assets from operations			$2,309

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(232)	$(262)
Net realized gain (loss)		3,287	(74)
Realized gain distributions		184	-
Net change in unrealized appreciation (depreciation)		(930)	3,393

Increase (decrease) in net assets from operations		2,309	3,057

Contract owner transactions:
Proceeds from units sold		356	348
Cost of units redeemed		(19,130)	(1,001)
Account charges		(1)	(8)
Increase (decrease)		(18,775)	(661)
Net increase (decrease)		(16,466)	2,396
Net assets, beginning		22,528	20,132
Net assets, ending		$6,062	$22,528

Units sold		120	140
Units redeemed		(6,385)	(428)
Net increase (decrease)		(6,265)	(288)
Units outstanding, beginning		8,175	8,463
Units outstanding, ending		1,910	8,175

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,129,221
Cost of units redeemed/account charges			(1,334,232)
Net investment income (loss)			(48,925)
Net realized gain (loss)			(36,364)
Realized gain distributions			295,377
Net change in unrealized appreciation (depreciation)			985
Net assets			$6,062

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.17	2	$6	1.25%	15.2%	12/31/2024	$3.32	0	$0	1.00%	15.5%	12/31/2024	$3.48	0	$0	0.75%	15.8%
12/31/2023	2.76	8	23	1.25%	15.8%	12/31/2023	2.88	0	0	1.00%	16.1%	12/31/2023	3.00	0	0	0.75%	16.4%
12/31/2022	2.38	8	20	1.25%	-21.0%	12/31/2022	2.48	0	0	1.00%	-20.8%	12/31/2022	2.58	0	0	0.75%	-20.6%
12/31/2021	3.01	2	6	1.25%	22.8%	12/31/2021	3.13	0	0	1.00%	23.1%	12/31/2021	3.25	0	0	0.75%	23.4%
12/31/2020	2.45	19	47	1.25%	16.9%	12/31/2020	2.54	0	0	1.00%	17.2%	12/31/2020	2.63	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.64	0	$0	0.50%	16.1%	12/31/2024	$3.81	0	$0	0.25%	16.4%	12/31/2024	$3.98	0	$0	0.00%	16.7%
12/31/2023	3.13	0	0	0.50%	16.7%	12/31/2023	3.27	0	0	0.25%	17.0%	12/31/2023	3.42	0	0	0.00%	17.3%
12/31/2022	2.69	0	0	0.50%	-20.4%	12/31/2022	2.80	0	0	0.25%	-20.2%	12/31/2022	2.91	0	0	0.00%	-20.0%
12/31/2021	3.37	0	0	0.50%	23.7%	12/31/2021	3.50	0	0	0.25%	24.0%	12/31/2021	3.64	0	0	0.00%	24.3%
12/31/2020	2.73	0	0	0.50%	17.7%	12/31/2020	2.82	0	0	0.25%	18.0%	12/31/2020	2.93	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,933	$137,068	4,939
Receivables: investments sold	120
Payables: investments purchased	-
Net assets	$130,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,053	37,629	$3.46
Band 100	-	-	3.62
Band 75	-	-	3.79
Band 50	-	-	3.96
Band 25	-	-	4.15
Band 0	-	-	4.34
Total	$130,053	37,629

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,593)
Net investment income (loss)			(1,593)

Gain (loss) on investments:
Net realized gain (loss)			(3,927)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,133
Net gain (loss)			16,206

Increase (decrease) in net assets from operations			$14,613

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,593)	$(2,033)
Net realized gain (loss)		(3,927)	(57,119)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,133	89,298

Increase (decrease) in net assets from operations		14,613	30,146

Contract owner transactions:
Proceeds from units sold		9,274	8,120
Cost of units redeemed		(14,147)	(102,800)
Account charges		(147)	(21)
Increase (decrease)		(5,020)	(94,701)
Net increase (decrease)		9,593	(64,555)
Net assets, beginning		120,460	185,015
Net assets, ending		$130,053	$120,460

Units sold		2,960	2,969
Units redeemed		(4,358)	(34,946)
Net increase (decrease)		(1,398)	(31,977)
Units outstanding, beginning		39,027	71,004
Units outstanding, ending		37,629	39,027

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,917,208
Cost of units redeemed/account charges			(18,654,608)
Net investment income (loss)			(229,582)
Net realized gain (loss)			(524,587)
Realized gain distributions			1,628,757
Net change in unrealized appreciation (depreciation)			(7,135)
Net assets			$130,053

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	38	$130	1.25%	12.0%	12/31/2024	$3.62	0	$0	1.00%	12.3%	12/31/2024	$3.79	0	$0	0.75%	12.5%
12/31/2023	3.09	39	120	1.25%	18.5%	12/31/2023	3.22	0	0	1.00%	18.7%	12/31/2023	3.36	0	0	0.75%	19.0%
12/31/2022	2.61	71	185	1.25%	-31.2%	12/31/2022	2.71	0	0	1.00%	-31.0%	12/31/2022	2.83	0	0	0.75%	-30.8%
12/31/2021	3.78	95	361	1.25%	3.0%	12/31/2021	3.93	0	0	1.00%	3.3%	12/31/2021	4.08	0	0	0.75%	3.5%
12/31/2020	3.67	19	70	1.25%	44.1%	12/31/2020	3.81	0	0	1.00%	44.5%	12/31/2020	3.94	0	0	0.75%	44.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.96	0	$0	0.50%	12.8%	12/31/2024	$4.15	0	$0	0.25%	13.1%	12/31/2024	$4.34	0	$0	0.00%	13.4%
12/31/2023	3.51	0	0	0.50%	19.3%	12/31/2023	3.67	0	0	0.25%	19.6%	12/31/2023	3.83	0	0	0.00%	19.9%
12/31/2022	2.94	0	0	0.50%	-30.6%	12/31/2022	3.06	0	0	0.25%	-30.5%	12/31/2022	3.19	0	0	0.00%	-30.3%
12/31/2021	4.24	0	0	0.50%	3.8%	12/31/2021	4.41	0	0	0.25%	4.1%	12/31/2021	4.58	0	0	0.00%	4.3%
12/31/2020	4.09	0	0	0.50%	45.2%	12/31/2020	4.23	0	0	0.25%	45.6%	12/31/2020	4.39	0	0	0.00%	46.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund R6 Class - 06-FYR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,921,529	$2,075,540	127,014
Receivables: investments sold	10,362
Payables: investments purchased	-
Net assets	$1,931,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,931,891	1,468,728	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$1,931,891	1,468,728

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$76,290
Mortality & expense charges			(27,364)
Net investment income (loss)			48,926

Gain (loss) on investments:
Net realized gain (loss)			(400,179)
Realized gain distributions			102,022
Net change in unrealized appreciation (depreciation)			350,641
Net gain (loss)			52,484

Increase (decrease) in net assets from operations			$101,410

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,926	$50,754
Net realized gain (loss)		(400,179)	(126,985)
Realized gain distributions		102,022	4,615
Net change in unrealized appreciation (depreciation)		350,641	309,120

Increase (decrease) in net assets from operations		101,410	237,504

Contract owner transactions:
Proceeds from units sold		902,561	773,414
Cost of units redeemed		(1,810,226)	(321,515)
Account charges		(377)	(304)
Increase (decrease)		(908,042)	451,595
Net increase (decrease)		(806,632)	689,099
Net assets, beginning		2,738,523	2,049,424
Net assets, ending		$1,931,891	$2,738,523

Units sold		805,755	659,252
Units redeemed		(1,520,538)	(277,735)
Net increase (decrease)		(714,783)	381,517
Units outstanding, beginning		2,183,511	1,801,994
Units outstanding, ending		1,468,728	2,183,511

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,885,630
Cost of units redeemed/account charges			(4,341,652)
Net investment income (loss)			187,303
Net realized gain (loss)			(551,089)
Realized gain distributions			905,710
Net change in unrealized appreciation (depreciation)			(154,011)
Net assets			$1,931,891

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	1,469	$1,932	1.25%	4.9%	12/31/2024	$1.34	0	$0	1.00%	5.1%	12/31/2024	$1.37	0	$0	0.75%	5.4%
12/31/2023	1.25	2,184	2,739	1.25%	10.3%	12/31/2023	1.27	0	0	1.00%	10.6%	12/31/2023	1.30	0	0	0.75%	10.8%
12/31/2022	1.14	1,802	2,049	1.25%	-25.5%	12/31/2022	1.15	0	0	1.00%	-25.3%	12/31/2022	1.17	0	0	0.75%	-25.2%
12/31/2021	1.53	1,752	2,675	1.25%	39.7%	12/31/2021	1.54	0	0	1.00%	40.1%	12/31/2021	1.56	0	0	0.75%	40.4%
12/31/2020	1.09	1,630	1,781	1.25%	-7.1%	12/31/2020	1.10	0	0	1.00%	-6.9%	12/31/2020	1.11	0	0	0.75%	-6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	5.7%	12/31/2024	$1.42	0	$0	0.25%	5.9%	12/31/2024	$1.45	0	$0	0.00%	6.2%
12/31/2023	1.32	0	0	0.50%	11.1%	12/31/2023	1.34	0	0	0.25%	11.4%	12/31/2023	1.36	0	0	0.00%	11.7%
12/31/2022	1.19	0	0	0.50%	-25.0%	12/31/2022	1.20	0	0	0.25%	-24.8%	12/31/2022	1.22	0	0	0.00%	-24.6%
12/31/2021	1.58	0	0	0.50%	40.8%	12/31/2021	1.60	0	0	0.25%	41.1%	12/31/2021	1.62	0	0	0.00%	41.5%
12/31/2020	1.12	0	0	0.50%	-6.4%	12/31/2020	1.13	0	0	0.25%	-6.2%	12/31/2020	1.14	0	0	0.00%	-5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.3%
2022	2.6%
2021	2.2%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund R6 Class - 06-FYT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,827	$22,202	847
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$27,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,834	20,243	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$27,834	20,243

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$441
Mortality & expense charges			(798)
Net investment income (loss)			(357)

Gain (loss) on investments:
Net realized gain (loss)			68,654
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(79,672)
Net gain (loss)			(11,018)

Increase (decrease) in net assets from operations			$(11,375)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(357)	$122
Net realized gain (loss)		68,654	19,284
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(79,672)	20,168

Increase (decrease) in net assets from operations		(11,375)	39,574

Contract owner transactions:
Proceeds from units sold		6,964	55,266
Cost of units redeemed		(358,124)	(99,601)
Account charges		-	-
Increase (decrease)		(351,160)	(44,335)
Net increase (decrease)		(362,535)	(4,761)
Net assets, beginning		390,369	395,130
Net assets, ending		$27,834	$390,369

Units sold		5,775	50,635
Units redeemed		(308,003)	(89,269)
Net increase (decrease)		(302,228)	(38,634)
Units outstanding, beginning		322,471	361,105
Units outstanding, ending		20,243	322,471

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,187,817
Cost of units redeemed/account charges			(1,335,397)
Net investment income (loss)			(6,739)
Net realized gain (loss)			165,018
Realized gain distributions			11,510
Net change in unrealized appreciation (depreciation)			5,625
Net assets			$27,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	20	$28	1.25%	13.6%	12/31/2024	$1.40	0	$0	1.00%	13.9%	12/31/2024	$1.43	0	$0	0.75%	14.2%
12/31/2023	1.21	322	390	1.25%	10.6%	12/31/2023	1.23	0	0	1.00%	10.9%	12/31/2023	1.25	0	0	0.75%	11.2%
12/31/2022	1.09	361	395	1.25%	-13.4%	12/31/2022	1.11	0	0	1.00%	-13.2%	12/31/2022	1.12	0	0	0.75%	-13.0%
12/31/2021	1.26	343	433	1.25%	33.9%	12/31/2021	1.28	0	0	1.00%	34.2%	12/31/2021	1.29	0	0	0.75%	34.5%
12/31/2020	0.94	605	571	1.25%	-5.2%	12/31/2020	0.95	0	0	1.00%	-5.0%	12/31/2020	0.96	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	14.4%	12/31/2024	$1.48	0	$0	0.25%	14.7%	12/31/2024	$1.51	0	$0	0.00%	15.0%
12/31/2023	1.27	0	0	0.50%	11.5%	12/31/2023	1.29	0	0	0.25%	11.7%	12/31/2023	1.31	0	0	0.00%	12.0%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.16	0	0	0.25%	-12.5%	12/31/2022	1.17	0	0	0.00%	-12.3%
12/31/2021	1.31	0	0	0.50%	34.9%	12/31/2021	1.32	0	0	0.25%	35.2%	12/31/2021	1.34	0	0	0.00%	35.6%
12/31/2020	0.97	0	0	0.50%	-4.5%	12/31/2020	0.98	0	0	0.25%	-4.2%	12/31/2020	0.99	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	1.1%
2022	1.3%
2021	0.5%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	1.25%	12.3%	12/31/2024	$1.63	0	$0	1.00%	12.6%	12/31/2024	$1.65	0	$0	0.75%	12.9%
12/31/2023	1.43	0	0	1.25%	18.9%	12/31/2023	1.45	0	0	1.00%	19.1%	12/31/2023	1.47	0	0	0.75%	19.4%
12/31/2022	1.20	0	0	1.25%	-30.9%	12/31/2022	1.21	0	0	1.00%	-30.8%	12/31/2022	1.23	0	0	0.75%	-30.6%
12/31/2021	1.74	0	0	1.25%	3.4%	12/31/2021	1.75	0	0	1.00%	3.6%	12/31/2021	1.77	0	0	0.75%	3.9%
12/31/2020	1.68	0	0	1.25%	44.6%	12/31/2020	1.69	0	0	1.00%	45.0%	12/31/2020	1.70	0	0	0.75%	45.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	13.2%	12/31/2024	$1.71	0	$0	0.25%	13.5%	12/31/2024	$1.73	0	$0	0.00%	13.7%
12/31/2023	1.48	0	0	0.50%	19.7%	12/31/2023	1.50	0	0	0.25%	20.0%	12/31/2023	1.52	0	0	0.00%	20.3%
12/31/2022	1.24	0	0	0.50%	-30.4%	12/31/2022	1.25	0	0	0.25%	-30.2%	12/31/2022	1.27	0	0	0.00%	-30.1%
12/31/2021	1.78	0	0	0.50%	4.2%	12/31/2021	1.80	0	0	0.25%	4.4%	12/31/2021	1.81	0	0	0.00%	4.7%
12/31/2020	1.71	0	0	0.50%	45.7%	12/31/2020	1.72	0	0	0.25%	46.1%	12/31/2020	1.73	0	0	0.00%	46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund R6 Class - 06-3JK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380,508	$370,520	6,950
Receivables: investments sold	370
Payables: investments purchased	-
Net assets	$380,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$380,878	251,670	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$380,878	251,670

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,147
Mortality & expense charges			(4,362)
Net investment income (loss)			785

Gain (loss) on investments:
Net realized gain (loss)			1,534
Realized gain distributions			15,454
Net change in unrealized appreciation (depreciation)			10,661
Net gain (loss)			27,649

Increase (decrease) in net assets from operations			$28,434

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$785	$322
Net realized gain (loss)		1,534	(5,319)
Realized gain distributions		15,454	5,571
Net change in unrealized appreciation (depreciation)		10,661	29,287

Increase (decrease) in net assets from operations		28,434	29,861

Contract owner transactions:
Proceeds from units sold		98,334	47,158
Cost of units redeemed		(16,533)	(42,008)
Account charges		(2)	-
Increase (decrease)		81,799	5,150
Net increase (decrease)		110,233	35,011
Net assets, beginning		270,645	235,634
Net assets, ending		$380,878	$270,645

Units sold		66,950	37,084
Units redeemed		(11,034)	(34,347)
Net increase (decrease)		55,916	2,737
Units outstanding, beginning		195,754	193,017
Units outstanding, ending		251,670	195,754

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$409,870
Cost of units redeemed/account charges			(78,081)
Net investment income (loss)			2,455
Net realized gain (loss)			(4,363)
Realized gain distributions			41,009
Net change in unrealized appreciation (depreciation)			9,988
Net assets			$380,878

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	252	$381	1.25%	9.5%	12/31/2024	$1.54	0	$0	1.00%	9.7%	12/31/2024	$1.56	0	$0	0.75%	10.0%
12/31/2023	1.38	196	271	1.25%	13.3%	12/31/2023	1.40	0	0	1.00%	13.5%	12/31/2023	1.42	0	0	0.75%	13.8%
12/31/2022	1.22	193	236	1.25%	-11.4%	12/31/2022	1.23	0	0	1.00%	-11.2%	12/31/2022	1.25	0	0	0.75%	-11.0%
12/31/2021	1.38	143	197	1.25%	35.4%	12/31/2021	1.39	0	0	1.00%	35.7%	12/31/2021	1.40	0	0	0.75%	36.0%
12/31/2020	1.02	0	0	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.5%	12/31/2020	1.03	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	10.3%	12/31/2024	$1.61	0	$0	0.25%	10.6%	12/31/2024	$1.64	0	$0	0.00%	10.8%
12/31/2023	1.44	0	0	0.50%	14.1%	12/31/2023	1.46	0	0	0.25%	14.4%	12/31/2023	1.48	0	0	0.00%	14.7%
12/31/2022	1.26	0	0	0.50%	-10.8%	12/31/2022	1.27	0	0	0.25%	-10.5%	12/31/2022	1.29	0	0	0.00%	-10.3%
12/31/2021	1.41	0	0	0.50%	36.4%	12/31/2021	1.42	0	0	0.25%	36.7%	12/31/2021	1.44	0	0	0.00%	37.1%
12/31/2020	1.04	0	0	0.50%	1.0%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.4%
2022	1.7%
2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund A Class - 06-234

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,014	$173,143	3,374
Receivables: investments sold	4,273
Payables: investments purchased	-
Net assets	$183,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,287	61,703	$2.97
Band 100	-	-	3.11
Band 75	-	-	3.25
Band 50	-	-	3.40
Band 25	-	-	3.56
Band 0	-	-	3.73
Total	$183,287	61,703

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,703
Mortality & expense charges			(3,014)
Net investment income (loss)			(1,311)

Gain (loss) on investments:
Net realized gain (loss)			(1,072)
Realized gain distributions			7,370
Net change in unrealized appreciation (depreciation)			15,881
Net gain (loss)			22,179

Increase (decrease) in net assets from operations			$20,868

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,311)	$(996)
Net realized gain (loss)		(1,072)	(10,788)
Realized gain distributions		7,370	8,774
Net change in unrealized appreciation (depreciation)		15,881	50,517

Increase (decrease) in net assets from operations		20,868	47,507

Contract owner transactions:
Proceeds from units sold		28,490	53,890
Cost of units redeemed		(290,066)	(83,421)
Account charges		(65)	(343)
Increase (decrease)		(261,641)	(29,874)
Net increase (decrease)		(240,773)	17,633
Net assets, beginning		424,060	406,427
Net assets, ending		$183,287	$424,060

Units sold		10,327	21,299
Units redeemed		(104,286)	(33,937)
Net increase (decrease)		(93,959)	(12,638)
Units outstanding, beginning		155,662	168,300
Units outstanding, ending		61,703	155,662

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,227,233
Cost of units redeemed/account charges			(2,411,737)
Net investment income (loss)			(24,884)
Net realized gain (loss)			217,261
Realized gain distributions			169,543
Net change in unrealized appreciation (depreciation)			5,871
Net assets			$183,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.97	62	$183	1.25%	9.0%	12/31/2024	$3.11	0	$0	1.00%	9.3%	12/31/2024	$3.25	0	$0	0.75%	9.6%
12/31/2023	2.72	156	424	1.25%	12.8%	12/31/2023	2.84	0	0	1.00%	13.1%	12/31/2023	2.97	0	0	0.75%	13.4%
12/31/2022	2.41	168	406	1.25%	-11.7%	12/31/2022	2.51	0	0	1.00%	-11.5%	12/31/2022	2.62	0	0	0.75%	-11.3%
12/31/2021	2.74	136	371	1.25%	34.8%	12/31/2021	2.84	0	0	1.00%	35.1%	12/31/2021	2.95	0	0	0.75%	35.5%
12/31/2020	2.03	121	245	1.25%	-0.1%	12/31/2020	2.10	0	0	1.00%	0.2%	12/31/2020	2.18	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.40	0	$0	0.50%	9.9%	12/31/2024	$3.56	0	$0	0.25%	10.1%	12/31/2024	$3.73	0	$0	0.00%	10.4%
12/31/2023	3.10	0	0	0.50%	13.7%	12/31/2023	3.24	0	0	0.25%	13.9%	12/31/2023	3.38	0	0	0.00%	14.2%
12/31/2022	2.73	0	0	0.50%	-11.1%	12/31/2022	2.84	0	0	0.25%	-10.9%	12/31/2022	2.96	0	0	0.00%	-10.6%
12/31/2021	3.07	0	0	0.50%	35.8%	12/31/2021	3.19	0	0	0.25%	36.1%	12/31/2021	3.31	0	0	0.00%	36.5%
12/31/2020	2.26	0	0	0.50%	0.7%	12/31/2020	2.34	0	0	0.25%	0.9%	12/31/2020	2.42	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.0%
2022	1.1%
2021	0.8%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund A Class - 06-324

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,379	$164,142	9,720
Receivables: investments sold	152
Payables: investments purchased	-
Net assets	$141,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,457	45,961	$2.97
Band 100	5,074	1,646	3.08
Band 75	-	-	3.20
Band 50	-	-	3.32
Band 25	-	-	3.45
Band 0	-	-	3.58
Total	$141,531	47,607

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,583
Mortality & expense charges			(1,714)
Net investment income (loss)			2,869

Gain (loss) on investments:
Net realized gain (loss)			(2,768)
Realized gain distributions			7,685
Net change in unrealized appreciation (depreciation)			(1,877)
Net gain (loss)			3,040

Increase (decrease) in net assets from operations			$5,909

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,869	$2,272
Net realized gain (loss)		(2,768)	(72,331)
Realized gain distributions		7,685	296
Net change in unrealized appreciation (depreciation)		(1,877)	83,078

Increase (decrease) in net assets from operations		5,909	13,315

Contract owner transactions:
Proceeds from units sold		15,317	30,679
Cost of units redeemed		(12,423)	(140,957)
Account charges		(188)	(362)
Increase (decrease)		2,706	(110,640)
Net increase (decrease)		8,615	(97,325)
Net assets, beginning		132,916	230,241
Net assets, ending		$141,531	$132,916

Units sold		5,347	11,437
Units redeemed		(4,456)	(53,653)
Net increase (decrease)		891	(42,216)
Units outstanding, beginning		46,716	88,932
Units outstanding, ending		47,607	46,716

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,328,655
Cost of units redeemed/account charges			(5,693,576)
Net investment income (loss)			106,061
Net realized gain (loss)			(112,556)
Realized gain distributions			535,710
Net change in unrealized appreciation (depreciation)			(22,763)
Net assets			$141,531

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.97	46	$136	1.25%	4.5%	12/31/2024	$3.08	2	$5	1.00%	4.7%	12/31/2024	$3.20	0	$0	0.75%	5.0%
12/31/2023	2.84	45	129	1.25%	9.8%	12/31/2023	2.94	1	4	1.00%	10.1%	12/31/2023	3.05	0	0	0.75%	10.4%
12/31/2022	2.59	88	227	1.25%	-25.8%	12/31/2022	2.67	1	4	1.00%	-25.6%	12/31/2022	2.76	0	0	0.75%	-25.4%
12/31/2021	3.49	85	298	1.25%	39.2%	12/31/2021	3.59	1	5	1.00%	39.6%	12/31/2021	3.70	0	0	0.75%	39.9%
12/31/2020	2.51	70	175	1.25%	-7.5%	12/31/2020	2.58	0	0	1.00%	-7.3%	12/31/2020	2.65	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	5.3%	12/31/2024	$3.45	0	$0	0.25%	5.5%	12/31/2024	$3.58	0	$0	0.00%	5.8%
12/31/2023	3.16	0	0	0.50%	10.7%	12/31/2023	3.27	0	0	0.25%	10.9%	12/31/2023	3.39	0	0	0.00%	11.2%
12/31/2022	2.85	0	0	0.50%	-25.2%	12/31/2022	2.95	0	0	0.25%	-25.1%	12/31/2022	3.05	0	0	0.00%	-24.9%
12/31/2021	3.82	0	0	0.50%	40.3%	12/31/2021	3.93	0	0	0.25%	40.6%	12/31/2021	4.05	0	0	0.00%	41.0%
12/31/2020	2.72	0	0	0.50%	-6.8%	12/31/2020	2.80	0	0	0.25%	-6.6%	12/31/2020	2.88	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	2.4%
2022	2.3%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	1.25%	10.7%	12/31/2024	$1.92	0	$0	1.00%	11.0%	12/31/2024	$1.97	0	$0	0.75%	11.3%
12/31/2023	1.69	0	0	1.25%	9.5%	12/31/2023	1.73	0	0	1.00%	9.8%	12/31/2023	1.77	0	0	0.75%	10.1%
12/31/2022	1.55	0	0	1.25%	-7.6%	12/31/2022	1.58	0	0	1.00%	-7.3%	12/31/2022	1.61	0	0	0.75%	-7.1%
12/31/2021	1.67	0	0	1.25%	24.0%	12/31/2021	1.70	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.35	0	0	1.25%	-5.7%	12/31/2020	1.37	0	0	1.00%	-5.5%	12/31/2020	1.39	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	0	$0	0.50%	11.6%	12/31/2024	$2.08	0	$0	0.25%	11.9%	12/31/2024	$2.13	0	$0	0.00%	12.1%
12/31/2023	1.81	0	0	0.50%	10.4%	12/31/2023	1.86	0	0	0.25%	10.6%	12/31/2023	1.90	0	0	0.00%	10.9%
12/31/2022	1.64	0	0	0.50%	-6.9%	12/31/2022	1.68	0	0	0.25%	-6.6%	12/31/2022	1.71	0	0	0.00%	-6.4%
12/31/2021	1.76	0	0	0.50%	24.9%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.41	0	0	0.50%	-5.0%	12/31/2020	1.43	0	0	0.25%	-4.7%	12/31/2020	1.46	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund A Class - 06-242

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,432	$82,774	3,006
Receivables: investments sold	182
Payables: investments purchased	-
Net assets	$94,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,517	24,158	$2.59
Band 100	-	-	2.71
Band 75	-	-	2.83
Band 50	32,097	10,821	2.97
Band 25	-	-	3.10
Band 0	-	-	3.25
Total	$94,614	34,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,200
Mortality & expense charges			(2,095)
Net investment income (loss)			(895)

Gain (loss) on investments:
Net realized gain (loss)			5,711
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,869
Net gain (loss)			12,580

Increase (decrease) in net assets from operations			$11,685

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(895)	$(1,365)
Net realized gain (loss)		5,711	(6,236)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,869	50,229

Increase (decrease) in net assets from operations		11,685	42,628

Contract owner transactions:
Proceeds from units sold		14,793	32,173
Cost of units redeemed		(222,020)	(242,111)
Account charges		(140)	(42)
Increase (decrease)		(207,367)	(209,980)
Net increase (decrease)		(195,682)	(167,352)
Net assets, beginning		290,296	457,648
Net assets, ending		$94,614	$290,296

Units sold		6,306	15,440
Units redeemed		(96,613)	(101,421)
Net increase (decrease)		(90,307)	(85,981)
Units outstanding, beginning		125,286	211,267
Units outstanding, ending		34,979	125,286

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,413,239
Cost of units redeemed/account charges			(1,377,581)
Net investment income (loss)			(13,449)
Net realized gain (loss)			49,944
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			11,658
Net assets			$94,614

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.59	24	$63	1.25%	13.1%	12/31/2024	$2.71	0	$0	1.00%	13.4%	12/31/2024	$2.83	0	$0	0.75%	13.7%
12/31/2023	2.29	114	260	1.25%	10.2%	12/31/2023	2.39	0	0	1.00%	10.5%	12/31/2023	2.49	0	0	0.75%	10.8%
12/31/2022	2.08	140	290	1.25%	-13.7%	12/31/2022	2.16	0	0	1.00%	-13.5%	12/31/2022	2.25	0	0	0.75%	-13.3%
12/31/2021	2.41	147	355	1.25%	33.3%	12/31/2021	2.50	0	0	1.00%	33.7%	12/31/2021	2.60	0	0	0.75%	34.0%
12/31/2020	1.80	46	83	1.25%	-5.6%	12/31/2020	1.87	0	0	1.00%	-5.4%	12/31/2020	1.94	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.97	11	$32	0.50%	14.0%	12/31/2024	$3.10	0	$0	0.25%	14.3%	12/31/2024	$3.25	0	$0	0.00%	14.5%
12/31/2023	2.60	12	30	0.50%	11.1%	12/31/2023	2.72	0	0	0.25%	11.3%	12/31/2023	2.84	0	0	0.00%	11.6%
12/31/2022	2.34	71	167	0.50%	-13.1%	12/31/2022	2.44	0	0	0.25%	-12.9%	12/31/2022	2.54	0	0	0.00%	-12.7%
12/31/2021	2.70	62	166	0.50%	34.3%	12/31/2021	2.80	0	0	0.25%	34.7%	12/31/2021	2.91	0	0	0.00%	35.0%
12/31/2020	2.01	0	0	0.50%	-4.9%	12/31/2020	2.08	0	0	0.25%	-4.7%	12/31/2020	2.16	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.6%
2022	0.9%
2021	0.9%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val A Class - 06-76C (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	1.25%	-4.4%	12/31/2024	$0.96	0	$0	1.00%	-4.4%	12/31/2024	$0.96	0	$0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	0.50%	-4.4%	12/31/2024	$0.96	0	$0	0.25%	-4.4%	12/31/2024	$0.96	0	$0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen MidCap Val R6 Class - 06-76F (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	1.25%	-4.4%	12/31/2024	$0.96	0	$0	1.00%	-4.4%	12/31/2024	$0.96	0	$0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	0	$0	0.50%	-4.4%	12/31/2024	$0.96	0	$0	0.25%	-4.3%	12/31/2024	$0.96	0	$0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Quant Smcap Eqty R6 Class - 06-73G (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	1.25%	1.3%	12/31/2024	$1.01	0	$0	1.00%	1.3%	12/31/2024	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	1.5%	12/31/2024	$1.02	0	$0	0.25%	1.5%	12/31/2024	$1.02	0	$0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.47
Band 100	-	-	2.57
Band 75	-	-	2.68
Band 50	-	-	2.80
Band 25	-	-	2.92
Band 0	-	-	3.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.47	0	$0	1.25%	7.4%	12/31/2024	$2.57	0	$0	1.00%	7.6%	12/31/2024	$2.68	0	$0	0.75%	7.9%
12/31/2023	2.30	0	0	1.25%	15.9%	12/31/2023	2.39	0	0	1.00%	16.2%	12/31/2023	2.49	0	0	0.75%	16.5%
12/31/2022	1.98	0	0	1.25%	-14.0%	12/31/2022	2.06	0	0	1.00%	-13.8%	12/31/2022	2.13	0	0	0.75%	-13.6%
12/31/2021	2.31	0	0	1.25%	20.0%	12/31/2021	2.39	0	0	1.00%	20.3%	12/31/2021	2.47	0	0	0.75%	20.6%
12/31/2020	1.92	0	0	1.25%	7.3%	12/31/2020	1.98	0	0	1.00%	7.6%	12/31/2020	2.05	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.80	0	$0	0.50%	8.2%	12/31/2024	$2.92	0	$0	0.25%	8.5%	12/31/2024	$3.04	0	$0	0.00%	8.7%
12/31/2023	2.59	0	0	0.50%	16.8%	12/31/2023	2.69	0	0	0.25%	17.1%	12/31/2023	2.80	0	0	0.00%	17.3%
12/31/2022	2.21	0	0	0.50%	-13.4%	12/31/2022	2.30	0	0	0.25%	-13.1%	12/31/2022	2.38	0	0	0.00%	-12.9%
12/31/2021	2.56	0	0	0.50%	20.9%	12/31/2021	2.64	0	0	0.25%	21.2%	12/31/2021	2.74	0	0	0.00%	21.6%
12/31/2020	2.11	0	0	0.50%	8.1%	12/31/2020	2.18	0	0	0.25%	8.4%	12/31/2020	2.25	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund Institutional Class - 06-3XM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$(27,883)
Mortality & expense charges			-
Net investment income (loss)			(27,883)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			27,883
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			27,883

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,883)	$-
Net realized gain (loss)		-	-
Realized gain distributions		27,883	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$300,673
Cost of units redeemed/account charges			(284,401)
Net investment income (loss)			(26,428)
Net realized gain (loss)			(28,072)
Realized gain distributions			38,228
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	1.25%	7.6%	12/31/2024	$1.56	0	$0	1.00%	7.9%	12/31/2024	$1.58	0	$0	0.75%	8.2%
12/31/2023	1.43	0	0	1.25%	16.2%	12/31/2023	1.45	0	0	1.00%	16.5%	12/31/2023	1.46	0	0	0.75%	16.8%
12/31/2022	1.23	0	0	1.25%	-13.8%	12/31/2022	1.24	0	0	1.00%	-13.6%	12/31/2022	1.25	0	0	0.75%	-13.4%
12/31/2021	1.43	0	0	1.25%	20.3%	12/31/2021	1.44	0	0	1.00%	20.6%	12/31/2021	1.44	0	0	0.75%	20.9%
12/31/2020	1.19	0	0	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.19	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	8.4%	12/31/2024	$1.63	0	$0	0.25%	8.7%	12/31/2024	$1.65	0	$0	0.00%	9.0%
12/31/2023	1.48	0	0	0.50%	17.1%	12/31/2023	1.50	0	0	0.25%	17.4%	12/31/2023	1.51	0	0	0.00%	17.7%
12/31/2022	1.26	0	0	0.50%	-13.1%	12/31/2022	1.27	0	0	0.25%	-12.9%	12/31/2022	1.29	0	0	0.00%	-12.7%
12/31/2021	1.45	0	0	0.50%	21.2%	12/31/2021	1.46	0	0	0.25%	21.5%	12/31/2021	1.47	0	0	0.00%	21.8%
12/31/2020	1.20	0	0	0.50%	8.4%	12/31/2020	1.20	0	0	0.25%	8.6%	12/31/2020	1.21	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark International Small Cap Fund Class Inst Class - 06-74G (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	1.25%	-7.7%	12/31/2024	$0.92	0	$0	1.00%	-7.7%	12/31/2024	$0.92	0	$0	0.75%	-7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.92	0	$0	0.50%	-7.6%	12/31/2024	$0.92	0	$0	0.25%	-7.6%	12/31/2024	$0.92	0	$0	0.00%	-7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark R6 Class - 06-73X (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	1.25%	2.7%	12/31/2024	$1.03	0	$0	1.00%	2.8%	12/31/2024	$1.03	0	$0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	2.9%	12/31/2024	$1.03	0	$0	0.25%	3.0%	12/31/2024	$1.03	0	$0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Y Class - 06-752

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$721,657	$701,859	7,552
Receivables: investments sold	-
Payables: investments purchased	(213)
Net assets	$721,444

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$721,444	229,962	$3.14
Band 100	-	-	3.23
Band 75	-	-	3.33
Band 50	-	-	3.44
Band 25	-	-	3.54
Band 0	-	-	3.65
Total	$721,444	229,962

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,077)
Net investment income (loss)			(9,077)

Gain (loss) on investments:
Net realized gain (loss)			91,783
Realized gain distributions			77,529
Net change in unrealized appreciation (depreciation)			(45,603)
Net gain (loss)			123,709

Increase (decrease) in net assets from operations			$114,632

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,077)	$(10,524)
Net realized gain (loss)		91,783	(29,547)
Realized gain distributions		77,529	90,926
Net change in unrealized appreciation (depreciation)		(45,603)	178,638

Increase (decrease) in net assets from operations		114,632	229,493

Contract owner transactions:
Proceeds from units sold		372,068	441,049
Cost of units redeemed		(719,356)	(332,457)
Account charges		(1,400)	(1,338)
Increase (decrease)		(348,688)	107,254
Net increase (decrease)		(234,056)	336,747
Net assets, beginning		955,500	618,753
Net assets, ending		$721,444	$955,500

Units sold		125,219	188,658
Units redeemed		(245,817)	(139,301)
Net increase (decrease)		(120,598)	49,357
Units outstanding, beginning		350,560	301,203
Units outstanding, ending		229,962	350,560

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,368,180
Cost of units redeemed/account charges			(4,775,360)
Net investment income (loss)			(95,051)
Net realized gain (loss)			499,513
Realized gain distributions			704,364
Net change in unrealized appreciation (depreciation)			19,798
Net assets			$721,444

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	230	$721	1.25%	15.1%	12/31/2024	$3.23	0	$0	1.00%	15.4%	12/31/2024	$3.33	0	$0	0.75%	15.7%
12/31/2023	2.73	351	956	1.25%	32.7%	12/31/2023	2.80	0	0	1.00%	33.0%	12/31/2023	2.88	0	0	0.75%	33.3%
12/31/2022	2.05	301	619	1.25%	-32.8%	12/31/2022	2.11	0	0	1.00%	-32.7%	12/31/2022	2.16	0	0	0.75%	-32.5%
12/31/2021	3.06	436	1,332	1.25%	14.2%	12/31/2021	3.13	0	0	1.00%	14.5%	12/31/2021	3.20	0	0	0.75%	14.8%
12/31/2020	2.68	539	1,442	1.25%	26.3%	12/31/2020	2.73	0	0	1.00%	26.6%	12/31/2020	2.79	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	16.0%	12/31/2024	$3.54	0	$0	0.25%	16.3%	12/31/2024	$3.65	0	$0	0.00%	16.6%
12/31/2023	2.96	0	0	0.50%	33.7%	12/31/2023	3.05	0	0	0.25%	34.0%	12/31/2023	3.13	0	0	0.00%	34.3%
12/31/2022	2.22	0	0	0.50%	-32.3%	12/31/2022	2.27	0	0	0.25%	-32.1%	12/31/2022	2.33	0	0	0.00%	-32.0%
12/31/2021	3.27	0	0	0.50%	15.1%	12/31/2021	3.35	0	0	0.25%	15.3%	12/31/2021	3.43	0	0	0.00%	15.6%
12/31/2020	2.85	0	0	0.50%	27.3%	12/31/2020	2.90	0	0	0.25%	27.6%	12/31/2020	2.96	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops A Class - 06-556

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,388	$172,928	3,117
Receivables: investments sold	-
Payables: investments purchased	(2,818)
Net assets	$146,570

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,570	69,740	$2.10
Band 100	-	-	2.18
Band 75	-	-	2.26
Band 50	-	-	2.34
Band 25	-	-	2.42
Band 0	-	-	2.51
Total	$146,570	69,740

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12
Mortality & expense charges			(4,464)
Net investment income (loss)			(4,452)

Gain (loss) on investments:
Net realized gain (loss)			(132,570)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			77,300
Net gain (loss)			(55,270)

Increase (decrease) in net assets from operations			$(59,722)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,452)	$(10,073)
Net realized gain (loss)		(132,570)	(68,356)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		77,300	199,223

Increase (decrease) in net assets from operations		(59,722)	120,794

Contract owner transactions:
Proceeds from units sold		20,667	56,614
Cost of units redeemed		(663,626)	(129,856)
Account charges		(128)	(89)
Increase (decrease)		(643,087)	(73,331)
Net increase (decrease)		(702,809)	47,463
Net assets, beginning		849,379	801,916
Net assets, ending		$146,570	$849,379

Units sold		9,494	26,248
Units redeemed		(309,026)	(61,016)
Net increase (decrease)		(299,532)	(34,768)
Units outstanding, beginning		369,272	404,040
Units outstanding, ending		69,740	369,272

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,591,532
Cost of units redeemed/account charges			(5,301,530)
Net investment income (loss)			(146,450)
Net realized gain (loss)			523,899
Realized gain distributions			502,659
Net change in unrealized appreciation (depreciation)			(23,540)
Net assets			$146,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	70	$147	1.25%	-8.6%	12/31/2024	$2.18	0	$0	1.00%	-8.4%	12/31/2024	$2.26	0	$0	0.75%	-8.2%
12/31/2023	2.30	369	849	1.25%	15.9%	12/31/2023	2.38	0	0	1.00%	16.2%	12/31/2023	2.46	0	0	0.75%	16.5%
12/31/2022	1.98	404	802	1.25%	-42.4%	12/31/2022	2.05	0	0	1.00%	-42.2%	12/31/2022	2.11	0	0	0.75%	-42.1%
12/31/2021	3.44	473	1,628	1.25%	-1.1%	12/31/2021	3.54	0	0	1.00%	-0.9%	12/31/2021	3.64	0	0	0.75%	-0.6%
12/31/2020	3.48	499	1,736	1.25%	37.9%	12/31/2020	3.57	0	0	1.00%	38.2%	12/31/2020	3.66	0	0	0.75%	38.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	0	$0	0.50%	-7.9%	12/31/2024	$2.42	0	$0	0.25%	-7.7%	12/31/2024	$2.51	0	$0	0.00%	-7.5%
12/31/2023	2.54	0	0	0.50%	16.8%	12/31/2023	2.62	0	0	0.25%	17.1%	12/31/2023	2.71	0	0	0.00%	17.3%
12/31/2022	2.17	0	0	0.50%	-41.9%	12/31/2022	2.24	0	0	0.25%	-41.8%	12/31/2022	2.31	0	0	0.00%	-41.6%
12/31/2021	3.74	0	0	0.50%	-0.4%	12/31/2021	3.85	0	0	0.25%	-0.1%	12/31/2021	3.96	0	0	0.00%	0.1%
12/31/2020	3.76	0	0	0.50%	38.9%	12/31/2020	3.85	0	0	0.25%	39.2%	12/31/2020	3.95	0	0	0.00%	39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops Y Class - 06-843

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,580,869	$2,315,733	32,694
Receivables: investments sold	5,154
Payables: investments purchased	-
Net assets	$1,586,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,586,023	674,136	$2.35
Band 100	-	-	2.43
Band 75	-	-	2.50
Band 50	-	-	2.58
Band 25	-	-	2.66
Band 0	-	-	2.74
Total	$1,586,023	674,136

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,463
Mortality & expense charges			(21,744)
Net investment income (loss)			(17,281)

Gain (loss) on investments:
Net realized gain (loss)			(209,393)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,566
Net gain (loss)			(138,827)

Increase (decrease) in net assets from operations			$(156,108)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,281)	$(23,736)
Net realized gain (loss)		(209,393)	(243,193)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		70,566	532,156

Increase (decrease) in net assets from operations		(156,108)	265,227

Contract owner transactions:
Proceeds from units sold		242,727	314,404
Cost of units redeemed		(454,580)	(362,373)
Account charges		(170)	(1,156)
Increase (decrease)		(212,023)	(49,125)
Net increase (decrease)		(368,131)	216,102
Net assets, beginning		1,954,154	1,738,052
Net assets, ending		$1,586,023	$1,954,154

Units sold		101,042	131,142
Units redeemed		(187,727)	(156,456)
Net increase (decrease)		(86,685)	(25,314)
Units outstanding, beginning		760,821	786,135
Units outstanding, ending		674,136	760,821

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,580,697
Cost of units redeemed/account charges			(2,914,846)
Net investment income (loss)			(116,870)
Net realized gain (loss)			(464,350)
Realized gain distributions			236,256
Net change in unrealized appreciation (depreciation)			(734,864)
Net assets			$1,586,023

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.35	674	$1,586	1.25%	-8.4%	12/31/2024	$2.43	0	$0	1.00%	-8.2%	12/31/2024	$2.50	0	$0	0.75%	-7.9%
12/31/2023	2.57	761	1,954	1.25%	16.2%	12/31/2023	2.64	0	0	1.00%	16.5%	12/31/2023	2.72	0	0	0.75%	16.8%
12/31/2022	2.21	786	1,738	1.25%	-42.2%	12/31/2022	2.27	0	0	1.00%	-42.1%	12/31/2022	2.33	0	0	0.75%	-41.9%
12/31/2021	3.83	713	2,730	1.25%	-0.9%	12/31/2021	3.91	0	0	1.00%	-0.6%	12/31/2021	4.01	0	0	0.75%	-0.4%
12/31/2020	3.86	79	307	1.25%	38.1%	12/31/2020	3.94	0	0	1.00%	38.5%	12/31/2020	4.02	0	0	0.75%	38.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.58	0	$0	0.50%	-7.7%	12/31/2024	$2.66	0	$0	0.25%	-7.5%	12/31/2024	$2.74	0	$0	0.00%	-7.2%
12/31/2023	2.79	0	0	0.50%	17.0%	12/31/2023	2.87	0	0	0.25%	17.3%	12/31/2023	2.95	0	0	0.00%	17.6%
12/31/2022	2.39	0	0	0.50%	-41.8%	12/31/2022	2.45	0	0	0.25%	-41.6%	12/31/2022	2.51	0	0	0.00%	-41.5%
12/31/2021	4.10	0	0	0.50%	-0.1%	12/31/2021	4.19	0	0	0.25%	0.1%	12/31/2021	4.29	0	0	0.00%	0.4%
12/31/2020	4.10	0	0	0.50%	39.2%	12/31/2020	4.19	0	0	0.25%	39.5%	12/31/2020	4.27	0	0	0.00%	39.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc A Class - 06-288

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,292	$128,205	36,399
Receivables: investments sold	819
Payables: investments purchased	-
Net assets	$112,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,111	84,066	$1.33
Band 100	-	-	1.39
Band 75	-	-	1.46
Band 50	-	-	1.52
Band 25	-	-	1.59
Band 0	-	-	1.66
Total	$112,111	84,066

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,938
Mortality & expense charges			(1,366)
Net investment income (loss)			4,572

Gain (loss) on investments:
Net realized gain (loss)			(1,244)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,197)
Net gain (loss)			(2,441)

Increase (decrease) in net assets from operations			$2,131

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,572	$4,496
Net realized gain (loss)		(1,244)	(13,500)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,197)	17,724

Increase (decrease) in net assets from operations		2,131	8,720

Contract owner transactions:
Proceeds from units sold		8,791	34,322
Cost of units redeemed		(8,754)	(70,934)
Account charges		(23)	(147)
Increase (decrease)		14	(36,759)
Net increase (decrease)		2,145	(28,039)
Net assets, beginning		109,966	138,005
Net assets, ending		$112,111	$109,966

Units sold		6,673	27,667
Units redeemed		(6,717)	(56,818)
Net increase (decrease)		(44)	(29,151)
Units outstanding, beginning		84,110	113,261
Units outstanding, ending		84,066	84,110

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,493,858
Cost of units redeemed/account charges			(7,579,935)
Net investment income (loss)			345,255
Net realized gain (loss)			(130,154)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,913)
Net assets			$112,111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	84	$112	1.25%	2.0%	12/31/2024	$1.39	0	$0	1.00%	2.3%	12/31/2024	$1.46	0	$0	0.75%	2.5%
12/31/2023	1.31	84	110	1.25%	7.3%	12/31/2023	1.36	0	0	1.00%	7.6%	12/31/2023	1.42	0	0	0.75%	7.8%
12/31/2022	1.22	113	138	1.25%	-12.9%	12/31/2022	1.27	0	0	1.00%	-12.7%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.40	283	395	1.25%	-4.5%	12/31/2021	1.45	0	0	1.00%	-4.2%	12/31/2021	1.50	0	0	0.75%	-4.0%
12/31/2020	1.46	246	360	1.25%	2.3%	12/31/2020	1.51	0	0	1.00%	2.5%	12/31/2020	1.57	0	0	0.75%	2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	2.8%	12/31/2024	$1.59	0	$0	0.25%	3.0%	12/31/2024	$1.66	0	$0	0.00%	3.3%
12/31/2023	1.48	0	0	0.50%	8.1%	12/31/2023	1.54	0	0	0.25%	8.4%	12/31/2023	1.61	0	0	0.00%	8.6%
12/31/2022	1.37	0	0	0.50%	-12.2%	12/31/2022	1.42	0	0	0.25%	-12.0%	12/31/2022	1.48	0	0	0.00%	-11.8%
12/31/2021	1.56	0	0	0.50%	-3.7%	12/31/2021	1.62	0	0	0.25%	-3.5%	12/31/2021	1.68	0	0	0.00%	-3.3%
12/31/2020	1.62	0	0	0.50%	3.1%	12/31/2020	1.68	0	0	0.25%	3.3%	12/31/2020	1.74	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	4.8%
2022	2.5%
2021	2.8%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc Y Class - 06-751

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,522,530	$1,626,934	495,992
Receivables: investments sold	5,364
Payables: investments purchased	-
Net assets	$1,527,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,527,894	1,433,614	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.24
Total	$1,527,894	1,433,614

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,597
Mortality & expense charges			(8,287)
Net investment income (loss)			29,310

Gain (loss) on investments:
Net realized gain (loss)			(1,442)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(44,800)
Net gain (loss)			(46,242)

Increase (decrease) in net assets from operations			$(16,932)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,310	$14,557
Net realized gain (loss)		(1,442)	(5,827)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(44,800)	16,995

Increase (decrease) in net assets from operations		(16,932)	25,725

Contract owner transactions:
Proceeds from units sold		1,205,671	42,130
Cost of units redeemed		(28,154)	(44,657)
Account charges		-	(10)
Increase (decrease)		1,177,517	(2,537)
Net increase (decrease)		1,160,585	23,188
Net assets, beginning		367,309	344,121
Net assets, ending		$1,527,894	$367,309

Units sold		1,108,437	42,429
Units redeemed		(28,361)	(45,181)
Net increase (decrease)		1,080,076	(2,752)
Units outstanding, beginning		353,538	356,290
Units outstanding, ending		1,433,614	353,538

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,093,909
Cost of units redeemed/account charges			(538,450)
Net investment income (loss)			116,963
Net realized gain (loss)			(40,124)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(104,404)
Net assets			$1,527,894

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	1,434	$1,528	1.25%	2.6%	12/31/2024	$1.10	0	$0	1.00%	2.8%	12/31/2024	$1.13	0	$0	0.75%	3.1%
12/31/2023	1.04	354	367	1.25%	7.6%	12/31/2023	1.07	0	0	1.00%	7.8%	12/31/2023	1.10	0	0	0.75%	8.1%
12/31/2022	0.97	356	344	1.25%	-12.7%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.02	0	0	0.75%	-12.3%
12/31/2021	1.11	340	376	1.25%	-4.5%	12/31/2021	1.13	0	0	1.00%	-4.3%	12/31/2021	1.16	0	0	0.75%	-4.0%
12/31/2020	1.16	312	362	1.25%	2.5%	12/31/2020	1.18	0	0	1.00%	2.8%	12/31/2020	1.21	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	3.4%	12/31/2024	$1.20	0	$0	0.25%	3.6%	12/31/2024	$1.24	0	$0	0.00%	3.9%
12/31/2023	1.13	0	0	0.50%	8.4%	12/31/2023	1.16	0	0	0.25%	8.6%	12/31/2023	1.19	0	0	0.00%	8.9%
12/31/2022	1.04	0	0	0.50%	-12.1%	12/31/2022	1.07	0	0	0.25%	-11.9%	12/31/2022	1.10	0	0	0.00%	-11.6%
12/31/2021	1.19	0	0	0.50%	-3.8%	12/31/2021	1.21	0	0	0.25%	-3.5%	12/31/2021	1.24	0	0	0.00%	-3.3%
12/31/2020	1.23	0	0	0.50%	3.3%	12/31/2020	1.26	0	0	0.25%	3.6%	12/31/2020	1.28	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	5.3%
2022	3.5%
2021	2.9%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min A Class - 06-463

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,154,658	$1,159,650	45,048
Receivables: investments sold	1,740
Payables: investments purchased	-
Net assets	$1,156,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$987,965	1,099,477	$0.90
Band 100	168,433	180,508	0.93
Band 75	-	-	0.97
Band 50	-	-	1.01
Band 25	-	-	1.04
Band 0	-	-	1.08
Total	$1,156,398	1,279,985

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,975
Mortality & expense charges			(12,072)
Net investment income (loss)			(2,097)

Gain (loss) on investments:
Net realized gain (loss)			92,329
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,160
Net gain (loss)			108,489

Increase (decrease) in net assets from operations			$106,392

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,097)	$(2,567)
Net realized gain (loss)		92,329	(23,703)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,160	51,022

Increase (decrease) in net assets from operations		106,392	24,752

Contract owner transactions:
Proceeds from units sold		1,226,718	362,888
Cost of units redeemed		(901,100)	(317,119)
Account charges		(218)	(214)
Increase (decrease)		325,400	45,555
Net increase (decrease)		431,792	70,307
Net assets, beginning		724,606	654,299
Net assets, ending		$1,156,398	$724,606

Units sold		1,365,669	451,575
Units redeemed		(982,392)	(405,070)
Net increase (decrease)		383,277	46,505
Units outstanding, beginning		896,708	850,203
Units outstanding, ending		1,279,985	896,708

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,908,676
Cost of units redeemed/account charges			(6,776,034)
Net investment income (loss)			42,720
Net realized gain (loss)			(25,943)
Realized gain distributions			11,971
Net change in unrealized appreciation (depreciation)			(4,992)
Net assets			$1,156,398

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	1,099	$988	1.25%	11.6%	12/31/2024	$0.93	181	$168	1.00%	11.9%	12/31/2024	$0.97	0	$0	0.75%	12.2%
12/31/2023	0.80	796	641	1.25%	5.0%	12/31/2023	0.83	100	84	1.00%	5.3%	12/31/2023	0.86	0	0	0.75%	5.6%
12/31/2022	0.77	739	566	1.25%	-17.9%	12/31/2022	0.79	111	88	1.00%	-17.7%	12/31/2022	0.82	0	0	0.75%	-17.5%
12/31/2021	0.93	692	645	1.25%	-4.1%	12/31/2021	0.96	139	133	1.00%	-3.8%	12/31/2021	0.99	0	0	0.75%	-3.6%
12/31/2020	0.97	727	707	1.25%	34.4%	12/31/2020	1.00	127	127	1.00%	34.8%	12/31/2020	1.03	0	0	0.75%	35.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	12.5%	12/31/2024	$1.04	0	$0	0.25%	12.8%	12/31/2024	$1.08	0	$0	0.00%	13.1%
12/31/2023	0.89	0	0	0.50%	5.8%	12/31/2023	0.93	0	0	0.25%	6.1%	12/31/2023	0.96	0	0	0.00%	6.4%
12/31/2022	0.85	0	0	0.50%	-17.3%	12/31/2022	0.87	0	0	0.25%	-17.1%	12/31/2022	0.90	0	0	0.00%	-16.9%
12/31/2021	1.02	0	0	0.50%	-3.4%	12/31/2021	1.05	0	0	0.25%	-3.1%	12/31/2021	1.08	0	0	0.00%	-2.9%
12/31/2020	1.06	0	0	0.50%	35.4%	12/31/2020	1.09	0	0	0.25%	35.8%	12/31/2020	1.12	0	0	0.00%	36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.9%
2022	0.4%
2021	3.2%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min Y Class - 06-753

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$87,627	$101,490	3,410
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$87,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$87,681	101,642	$0.86
Band 100	-	-	0.89
Band 75	-	-	0.92
Band 50	-	-	0.94
Band 25	-	-	0.97
Band 0	-	-	1.00
Total	$87,681	101,642

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$877
Mortality & expense charges			(2,018)
Net investment income (loss)			(1,141)

Gain (loss) on investments:
Net realized gain (loss)			23,344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,799)
Net gain (loss)			10,545

Increase (decrease) in net assets from operations			$9,404

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,141)	$(2,289)
Net realized gain (loss)		23,344	(35,699)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,799)	76,500

Increase (decrease) in net assets from operations		9,404	38,512

Contract owner transactions:
Proceeds from units sold		677,939	60,158
Cost of units redeemed		(679,962)	(412,096)
Account charges		(11)	(52)
Increase (decrease)		(2,034)	(351,990)
Net increase (decrease)		7,370	(313,478)
Net assets, beginning		80,311	393,789
Net assets, ending		$87,681	$80,311

Units sold		834,429	96,425
Units redeemed		(836,946)	(530,271)
Net increase (decrease)		(2,517)	(433,846)
Units outstanding, beginning		104,159	538,005
Units outstanding, ending		101,642	104,159

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,908,709
Cost of units redeemed/account charges			(7,989,383)
Net investment income (loss)			36,146
Net realized gain (loss)			146,072
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,863)
Net assets			$87,681

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.86	102	$88	1.25%	11.9%	12/31/2024	$0.89	0	$0	1.00%	12.2%	12/31/2024	$0.92	0	$0	0.75%	12.4%
12/31/2023	0.77	104	80	1.25%	5.3%	12/31/2023	0.79	0	0	1.00%	5.6%	12/31/2023	0.82	0	0	0.75%	5.9%
12/31/2022	0.73	538	394	1.25%	-17.7%	12/31/2022	0.75	0	0	1.00%	-17.5%	12/31/2022	0.77	0	0	0.75%	-17.3%
12/31/2021	0.89	891	793	1.25%	-3.8%	12/31/2021	0.91	0	0	1.00%	-3.6%	12/31/2021	0.93	0	0	0.75%	-3.4%
12/31/2020	0.92	985	911	1.25%	34.7%	12/31/2020	0.94	0	0	1.00%	35.0%	12/31/2020	0.96	0	0	0.75%	35.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	0.50%	12.7%	12/31/2024	$0.97	0	$0	0.25%	13.0%	12/31/2024	$1.00	0	$0	0.00%	13.3%
12/31/2023	0.84	0	0	0.50%	6.1%	12/31/2023	0.86	0	0	0.25%	6.4%	12/31/2023	0.89	0	0	0.00%	6.7%
12/31/2022	0.79	0	0	0.50%	-17.1%	12/31/2022	0.81	0	0	0.25%	-16.9%	12/31/2022	0.83	0	0	0.00%	-16.7%
12/31/2021	0.95	0	0	0.50%	-3.1%	12/31/2021	0.97	0	0	0.25%	-2.9%	12/31/2021	1.00	0	0	0.00%	-2.6%
12/31/2020	0.98	0	0	0.50%	35.7%	12/31/2020	1.00	0	0	0.25%	36.1%	12/31/2020	1.02	0	0	0.00%	36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.4%
2022	0.5%
2021	3.2%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond A Class - 06-297

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$489,426	$628,261	113,241
Receivables: investments sold	-
Payables: investments purchased	(162)
Net assets	$489,264

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$443,955	470,463	$0.94
Band 100	45,309	46,416	0.98
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.08
Band 0	-	-	1.12
Total	$489,264	516,879

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,284
Mortality & expense charges			(6,418)
Net investment income (loss)			18,866

Gain (loss) on investments:
Net realized gain (loss)			(13,404)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,782)
Net gain (loss)			(15,186)

Increase (decrease) in net assets from operations			$3,680

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,866	$18,721
Net realized gain (loss)		(13,404)	(67,158)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,782)	83,975

Increase (decrease) in net assets from operations		3,680	35,538

Contract owner transactions:
Proceeds from units sold		34,681	43,552
Cost of units redeemed		(96,851)	(309,224)
Account charges		(91)	(264)
Increase (decrease)		(62,261)	(265,936)
Net increase (decrease)		(58,581)	(230,398)
Net assets, beginning		547,845	778,243
Net assets, ending		$489,264	$547,845

Units sold		39,108	48,987
Units redeemed		(105,097)	(352,144)
Net increase (decrease)		(65,989)	(303,157)
Units outstanding, beginning		582,868	886,025
Units outstanding, ending		516,879	582,868

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,985,844
Cost of units redeemed/account charges			(11,503,324)
Net investment income (loss)			542,899
Net realized gain (loss)			(405,883)
Realized gain distributions			8,563
Net change in unrealized appreciation (depreciation)			(138,835)
Net assets			$489,264

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	470	$444	1.25%	0.7%	12/31/2024	$0.98	46	$45	1.00%	0.9%	12/31/2024	$1.01	0	$0	0.75%	1.2%
12/31/2023	0.94	534	501	1.25%	6.9%	12/31/2023	0.97	49	47	1.00%	7.2%	12/31/2023	1.00	0	0	0.75%	7.4%
12/31/2022	0.88	835	732	1.25%	-14.0%	12/31/2022	0.90	51	46	1.00%	-13.8%	12/31/2022	0.93	0	0	0.75%	-13.6%
12/31/2021	1.02	1,001	1,022	1.25%	-11.4%	12/31/2021	1.05	52	55	1.00%	-11.1%	12/31/2021	1.08	0	0	0.75%	-10.9%
12/31/2020	1.15	1,075	1,238	1.25%	6.9%	12/31/2020	1.18	57	67	1.00%	7.2%	12/31/2020	1.21	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	1.4%	12/31/2024	$1.08	0	$0	0.25%	1.7%	12/31/2024	$1.12	0	$0	0.00%	1.9%
12/31/2023	1.03	0	0	0.50%	7.7%	12/31/2023	1.06	0	0	0.25%	8.0%	12/31/2023	1.10	0	0	0.00%	8.2%
12/31/2022	0.96	0	0	0.50%	-13.4%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.10	0	0	0.50%	-10.7%	12/31/2021	1.13	0	0	0.25%	-10.5%	12/31/2021	1.16	0	0	0.00%	-10.3%
12/31/2020	1.24	0	0	0.50%	7.7%	12/31/2020	1.27	0	0	0.25%	8.0%	12/31/2020	1.30	32	42	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.9%
2023	3.9%
2022	3.1%
2021	2.7%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond Y Class - 06-754

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,506	$211,251	47,797
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$206,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206,487	217,729	$0.95
Band 100	-	-	0.98
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$206,487	217,729

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,627
Mortality & expense charges			(2,612)
Net investment income (loss)			8,015

Gain (loss) on investments:
Net realized gain (loss)			(6,679)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,886
Net gain (loss)			(4,793)

Increase (decrease) in net assets from operations			$3,222

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,015	$7,462
Net realized gain (loss)		(6,679)	(12,092)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,886	18,329

Increase (decrease) in net assets from operations		3,222	13,699

Contract owner transactions:
Proceeds from units sold		206,596	98,127
Cost of units redeemed		(196,964)	(101,736)
Account charges		(55)	(46)
Increase (decrease)		9,577	(3,655)
Net increase (decrease)		12,799	10,044
Net assets, beginning		193,688	183,644
Net assets, ending		$206,487	$193,688

Units sold		220,231	109,168
Units redeemed		(209,086)	(112,017)
Net increase (decrease)		11,145	(2,849)
Units outstanding, beginning		206,584	209,433
Units outstanding, ending		217,729	206,584

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,041,876
Cost of units redeemed/account charges			(13,034,215)
Net investment income (loss)			740,513
Net realized gain (loss)			(537,648)
Realized gain distributions			706
Net change in unrealized appreciation (depreciation)			(4,745)
Net assets			$206,487

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	218	$206	1.25%	1.2%	12/31/2024	$0.98	0	$0	1.00%	1.4%	12/31/2024	$1.01	0	$0	0.75%	1.7%
12/31/2023	0.94	207	194	1.25%	6.9%	12/31/2023	0.96	0	0	1.00%	7.2%	12/31/2023	0.99	0	0	0.75%	7.5%
12/31/2022	0.88	209	184	1.25%	-13.8%	12/31/2022	0.90	0	0	1.00%	-13.6%	12/31/2022	0.92	0	0	0.75%	-13.4%
12/31/2021	1.02	303	308	1.25%	-11.1%	12/31/2021	1.04	0	0	1.00%	-10.9%	12/31/2021	1.06	0	0	0.75%	-10.7%
12/31/2020	1.14	1,705	1,952	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.19	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	0.50%	1.9%	12/31/2024	$1.07	0	$0	0.25%	2.2%	12/31/2024	$1.10	0	$0	0.00%	2.4%
12/31/2023	1.02	0	0	0.50%	7.7%	12/31/2023	1.05	0	0	0.25%	8.0%	12/31/2023	1.08	0	0	0.00%	8.3%
12/31/2022	0.95	0	0	0.50%	-13.2%	12/31/2022	0.97	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.09	0	0	0.50%	-10.5%	12/31/2021	1.11	0	0	0.25%	-10.2%	12/31/2021	1.14	0	0	0.00%	-10.0%
12/31/2020	1.22	0	0	0.50%	8.0%	12/31/2020	1.24	0	0	0.25%	8.3%	12/31/2020	1.27	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	5.4%
2022	2.7%
2021	3.1%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth A Class - 06-319

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$529,155	$616,680	16,645
Receivables: investments sold	521
Payables: investments purchased	-
Net assets	$529,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$393,582	272,590	$1.44
Band 100	136,094	90,306	1.51
Band 75	-	-	1.57
Band 50	-	-	1.64
Band 25	-	-	1.71
Band 0	-	-	1.79
Total	$529,676	362,896

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,501
Mortality & expense charges			(7,263)
Net investment income (loss)			(5,762)

Gain (loss) on investments:
Net realized gain (loss)			(8,515)
Realized gain distributions			52,082
Net change in unrealized appreciation (depreciation)			(48,379)
Net gain (loss)			(4,812)

Increase (decrease) in net assets from operations			$(10,574)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,762)	$(3,175)
Net realized gain (loss)		(8,515)	(15,021)
Realized gain distributions		52,082	65,517
Net change in unrealized appreciation (depreciation)		(48,379)	58,357

Increase (decrease) in net assets from operations		(10,574)	105,678

Contract owner transactions:
Proceeds from units sold		76,001	117,121
Cost of units redeemed		(214,819)	(97,680)
Account charges		(151)	(300)
Increase (decrease)		(138,969)	19,141
Net increase (decrease)		(149,543)	124,819
Net assets, beginning		679,219	554,400
Net assets, ending		$529,676	$679,219

Units sold		49,594	90,735
Units redeemed		(139,958)	(78,981)
Net increase (decrease)		(90,364)	11,754
Units outstanding, beginning		453,260	441,506
Units outstanding, ending		362,896	453,260

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,554,537
Cost of units redeemed/account charges			(15,265,312)
Net investment income (loss)			(96,939)
Net realized gain (loss)			1,065,919
Realized gain distributions			358,996
Net change in unrealized appreciation (depreciation)			(87,525)
Net assets			$529,676

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	273	$394	1.25%	-3.0%	12/31/2024	$1.51	90	$136	1.00%	-2.7%	12/31/2024	$1.57	0	$0	0.75%	-2.5%
12/31/2023	1.49	375	559	1.25%	19.3%	12/31/2023	1.55	78	121	1.00%	19.6%	12/31/2023	1.61	0	0	0.75%	19.9%
12/31/2022	1.25	368	459	1.25%	-28.2%	12/31/2022	1.30	74	95	1.00%	-28.0%	12/31/2022	1.35	0	0	0.75%	-27.9%
12/31/2021	1.74	453	788	1.25%	9.2%	12/31/2021	1.80	68	123	1.00%	9.5%	12/31/2021	1.87	0	0	0.75%	9.7%
12/31/2020	1.59	584	930	1.25%	20.4%	12/31/2020	1.64	62	102	1.00%	20.7%	12/31/2020	1.70	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	-2.2%	12/31/2024	$1.71	0	$0	0.25%	-2.0%	12/31/2024	$1.79	0	$0	0.00%	-1.7%
12/31/2023	1.68	0	0	0.50%	20.2%	12/31/2023	1.75	0	0	0.25%	20.5%	12/31/2023	1.82	0	0	0.00%	20.8%
12/31/2022	1.40	0	0	0.50%	-27.7%	12/31/2022	1.45	0	0	0.25%	-27.5%	12/31/2022	1.51	0	0	0.00%	-27.3%
12/31/2021	1.93	0	0	0.50%	10.0%	12/31/2021	2.00	0	0	0.25%	10.3%	12/31/2021	2.07	0	0	0.00%	10.6%
12/31/2020	1.76	1	2	0.50%	21.3%	12/31/2020	1.82	0	0	0.25%	21.6%	12/31/2020	1.88	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.7%
2022	0.0%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth Y Class - 06-756

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$361,383	$442,103	11,440
Receivables: investments sold	-
Payables: investments purchased	(96)
Net assets	$361,287

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,287	211,868	$1.71
Band 100	-	-	1.76
Band 75	-	-	1.81
Band 50	-	-	1.87
Band 25	-	-	1.93
Band 0	-	-	1.98
Total	$361,287	211,868

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,004
Mortality & expense charges			(4,474)
Net investment income (loss)			(2,470)

Gain (loss) on investments:
Net realized gain (loss)			(871)
Realized gain distributions			35,773
Net change in unrealized appreciation (depreciation)			(43,306)
Net gain (loss)			(8,404)

Increase (decrease) in net assets from operations			$(10,874)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,470)	$(3,607)
Net realized gain (loss)		(871)	(70,193)
Realized gain distributions		35,773	32,113
Net change in unrealized appreciation (depreciation)		(43,306)	122,477

Increase (decrease) in net assets from operations		(10,874)	80,790

Contract owner transactions:
Proceeds from units sold		50,772	112,856
Cost of units redeemed		(7,058)	(423,447)
Account charges		(1,085)	(880)
Increase (decrease)		42,629	(311,471)
Net increase (decrease)		31,755	(230,681)
Net assets, beginning		329,532	560,213
Net assets, ending		$361,287	$329,532

Units sold		28,716	70,085
Units redeemed		(4,825)	(264,040)
Net increase (decrease)		23,891	(193,955)
Units outstanding, beginning		187,977	381,932
Units outstanding, ending		211,868	187,977

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$77,447,239
Cost of units redeemed/account charges			(79,404,995)
Net investment income (loss)			(362,380)
Net realized gain (loss)			2,469,460
Realized gain distributions			292,683
Net change in unrealized appreciation (depreciation)			(80,720)
Net assets			$361,287

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	212	$361	1.25%	-2.7%	12/31/2024	$1.76	0	$0	1.00%	-2.5%	12/31/2024	$1.81	0	$0	0.75%	-2.2%
12/31/2023	1.75	188	330	1.25%	19.5%	12/31/2023	1.80	0	0	1.00%	19.8%	12/31/2023	1.85	0	0	0.75%	20.1%
12/31/2022	1.47	382	560	1.25%	-28.0%	12/31/2022	1.50	0	0	1.00%	-27.8%	12/31/2022	1.54	0	0	0.75%	-27.7%
12/31/2021	2.04	372	759	1.25%	9.5%	12/31/2021	2.09	0	0	1.00%	9.8%	12/31/2021	2.13	0	0	0.75%	10.0%
12/31/2020	1.86	562	1,046	1.25%	20.7%	12/31/2020	1.90	0	0	1.00%	21.0%	12/31/2020	1.94	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	-2.0%	12/31/2024	$1.93	0	$0	0.25%	-1.7%	12/31/2024	$1.98	0	$0	0.00%	-1.5%
12/31/2023	1.91	0	0	0.50%	20.4%	12/31/2023	1.96	0	0	0.25%	20.7%	12/31/2023	2.01	0	0	0.00%	21.0%
12/31/2022	1.58	0	0	0.50%	-27.5%	12/31/2022	1.62	0	0	0.25%	-27.3%	12/31/2022	1.66	0	0	0.00%	-27.1%
12/31/2021	2.18	0	0	0.50%	10.3%	12/31/2021	2.23	0	0	0.25%	10.6%	12/31/2021	2.28	0	0	0.00%	10.9%
12/31/2020	1.98	0	0	0.50%	21.6%	12/31/2020	2.02	0	0	0.25%	21.9%	12/31/2020	2.06	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.7%
2022	0.0%
2021	0.3%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co A Class - 06-764

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$490,097	$608,682	13,491
Receivables: investments sold	2,476
Payables: investments purchased	-
Net assets	$492,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$448,361	181,608	$2.47
Band 100	44,212	17,373	2.54
Band 75	-	-	2.62
Band 50	-	-	2.70
Band 25	-	-	2.79
Band 0	-	-	2.87
Total	$492,573	198,981

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,944
Mortality & expense charges			(6,427)
Net investment income (loss)			517

Gain (loss) on investments:
Net realized gain (loss)			(9,354)
Realized gain distributions			40,073
Net change in unrealized appreciation (depreciation)			(71,476)
Net gain (loss)			(40,757)

Increase (decrease) in net assets from operations			$(40,240)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$517	$(1,861)
Net realized gain (loss)		(9,354)	(12,012)
Realized gain distributions		40,073	8,057
Net change in unrealized appreciation (depreciation)		(71,476)	62,072

Increase (decrease) in net assets from operations		(40,240)	56,256

Contract owner transactions:
Proceeds from units sold		37,879	20,321
Cost of units redeemed		(49,749)	(52,860)
Account charges		(121)	(131)
Increase (decrease)		(11,991)	(32,670)
Net increase (decrease)		(52,231)	23,586
Net assets, beginning		544,804	521,218
Net assets, ending		$492,573	$544,804

Units sold		14,427	8,304
Units redeemed		(18,815)	(20,787)
Net increase (decrease)		(4,388)	(12,483)
Units outstanding, beginning		203,369	215,852
Units outstanding, ending		198,981	203,369

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,490,873
Cost of units redeemed/account charges			(4,541,360)
Net investment income (loss)			(90,004)
Net realized gain (loss)			316,809
Realized gain distributions			434,840
Net change in unrealized appreciation (depreciation)			(118,585)
Net assets			$492,573

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.47	182	$448	1.25%	-7.6%	12/31/2024	$2.54	17	$44	1.00%	-7.4%	12/31/2024	$2.62	0	$0	0.75%	-7.2%
12/31/2023	2.67	186	497	1.25%	10.9%	12/31/2023	2.75	17	47	1.00%	11.2%	12/31/2023	2.83	0	0	0.75%	11.5%
12/31/2022	2.41	199	479	1.25%	-32.0%	12/31/2022	2.47	17	43	1.00%	-31.9%	12/31/2022	2.53	0	0	0.75%	-31.7%
12/31/2021	3.55	269	954	1.25%	12.4%	12/31/2021	3.63	23	83	1.00%	12.7%	12/31/2021	3.71	0	0	0.75%	13.0%
12/31/2020	3.15	299	942	1.25%	23.2%	12/31/2020	3.22	46	148	1.00%	23.5%	12/31/2020	3.28	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.70	0	$0	0.50%	-6.9%	12/31/2024	$2.79	0	$0	0.25%	-6.7%	12/31/2024	$2.87	0	$0	0.00%	-6.5%
12/31/2023	2.90	0	0	0.50%	11.7%	12/31/2023	2.99	0	0	0.25%	12.0%	12/31/2023	3.07	0	0	0.00%	12.3%
12/31/2022	2.60	0	0	0.50%	-31.5%	12/31/2022	2.67	0	0	0.25%	-31.4%	12/31/2022	2.73	0	0	0.00%	-31.2%
12/31/2021	3.80	0	0	0.50%	13.3%	12/31/2021	3.88	0	0	0.25%	13.6%	12/31/2021	3.97	0	0	0.00%	13.9%
12/31/2020	3.35	0	0	0.50%	24.2%	12/31/2020	3.42	0	0	0.25%	24.5%	12/31/2020	3.49	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	0.8%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMId Co Y Class - 06-757

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,690	$42,489	1,018
Receivables: investments sold	2,108
Payables: investments purchased	-
Net assets	$36,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,798	14,465	$2.54
Band 100	-	-	2.62
Band 75	-	-	2.70
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.96
Total	$36,798	14,465

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$588
Mortality & expense charges			(434)
Net investment income (loss)			154

Gain (loss) on investments:
Net realized gain (loss)			(354)
Realized gain distributions			2,834
Net change in unrealized appreciation (depreciation)			(5,372)
Net gain (loss)			(2,892)

Increase (decrease) in net assets from operations			$(2,738)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$154	$(56)
Net realized gain (loss)		(354)	(3,800)
Realized gain distributions		2,834	561
Net change in unrealized appreciation (depreciation)		(5,372)	6,505

Increase (decrease) in net assets from operations		(2,738)	3,210

Contract owner transactions:
Proceeds from units sold		9,397	7,245
Cost of units redeemed		(3,093)	(12,068)
Account charges		(91)	(124)
Increase (decrease)		6,213	(4,947)
Net increase (decrease)		3,475	(1,737)
Net assets, beginning		33,323	35,060
Net assets, ending		$36,798	$33,323

Units sold		3,512	4,230
Units redeemed		(1,175)	(6,288)
Net increase (decrease)		2,337	(2,058)
Units outstanding, beginning		12,128	14,186
Units outstanding, ending		14,465	12,128

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,004,324
Cost of units redeemed/account charges			(11,252,907)
Net investment income (loss)			(14,755)
Net realized gain (loss)			988,885
Realized gain distributions			319,050
Net change in unrealized appreciation (depreciation)			(7,799)
Net assets			$36,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.54	14	$37	1.25%	-7.4%	12/31/2024	$2.62	0	$0	1.00%	-7.2%	12/31/2024	$2.70	0	$0	0.75%	-6.9%
12/31/2023	2.75	12	33	1.25%	11.2%	12/31/2023	2.82	0	0	1.00%	11.5%	12/31/2023	2.90	0	0	0.75%	11.7%
12/31/2022	2.47	14	35	1.25%	-31.9%	12/31/2022	2.53	0	0	1.00%	-31.7%	12/31/2022	2.60	0	0	0.75%	-31.5%
12/31/2021	3.63	12	42	1.25%	12.7%	12/31/2021	3.71	0	0	1.00%	13.0%	12/31/2021	3.80	0	0	0.75%	13.3%
12/31/2020	3.22	22	71	1.25%	23.5%	12/31/2020	3.28	0	0	1.00%	23.8%	12/31/2020	3.35	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.79	0	$0	0.50%	-6.7%	12/31/2024	$2.87	0	$0	0.25%	-6.5%	12/31/2024	$2.96	0	$0	0.00%	-6.2%
12/31/2023	2.99	0	0	0.50%	12.0%	12/31/2023	3.07	0	0	0.25%	12.3%	12/31/2023	3.16	0	0	0.00%	12.6%
12/31/2022	2.67	0	0	0.50%	-31.4%	12/31/2022	2.73	0	0	0.25%	-31.2%	12/31/2022	2.80	0	0	0.00%	-31.0%
12/31/2021	3.88	0	0	0.50%	13.6%	12/31/2021	3.97	0	0	0.25%	13.9%	12/31/2021	4.07	0	0	0.00%	14.1%
12/31/2020	3.42	0	0	0.50%	24.4%	12/31/2020	3.49	0	0	0.25%	24.8%	12/31/2020	3.56	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.2%
2022	0.2%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap A Class - 06-262

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,395,922	$1,290,647	48,344
Receivables: investments sold	-
Payables: investments purchased	(5,047)
Net assets	$1,390,875

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$871,841	509,415	$1.71
Band 100	518,724	289,616	1.79
Band 75	-	-	1.87
Band 50	310	158	1.96
Band 25	-	-	2.05
Band 0	-	-	2.15
Total	$1,390,875	799,189

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,462
Mortality & expense charges			(16,007)
Net investment income (loss)			(12,545)

Gain (loss) on investments:
Net realized gain (loss)			17,517
Realized gain distributions			113,507
Net change in unrealized appreciation (depreciation)			78,830
Net gain (loss)			209,854

Increase (decrease) in net assets from operations			$197,309

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,545)	$(13,200)
Net realized gain (loss)		17,517	(7,322)
Realized gain distributions		113,507	-
Net change in unrealized appreciation (depreciation)		78,830	165,841

Increase (decrease) in net assets from operations		197,309	145,319

Contract owner transactions:
Proceeds from units sold		144,690	80,828
Cost of units redeemed		(187,939)	(87,708)
Account charges		(179)	(225)
Increase (decrease)		(43,428)	(7,105)
Net increase (decrease)		153,881	138,214
Net assets, beginning		1,236,994	1,098,780
Net assets, ending		$1,390,875	$1,236,994

Units sold		96,047	58,496
Units redeemed		(119,545)	(63,333)
Net increase (decrease)		(23,498)	(4,837)
Units outstanding, beginning		822,687	827,524
Units outstanding, ending		799,189	822,687

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,654,301
Cost of units redeemed/account charges			(12,145,230)
Net investment income (loss)			(261,310)
Net realized gain (loss)			505,334
Realized gain distributions			1,532,505
Net change in unrealized appreciation (depreciation)			105,275
Net assets			$1,390,875

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	509	$872	1.25%	15.6%	12/31/2024	$1.79	290	$519	1.00%	15.9%	12/31/2024	$1.87	0	$0	0.75%	16.2%
12/31/2023	1.48	529	783	1.25%	13.1%	12/31/2023	1.55	294	454	1.00%	13.3%	12/31/2023	1.61	0	0	0.75%	13.6%
12/31/2022	1.31	545	714	1.25%	-15.4%	12/31/2022	1.36	282	385	1.00%	-15.2%	12/31/2022	1.42	0	0	0.75%	-15.0%
12/31/2021	1.55	719	1,112	1.25%	21.5%	12/31/2021	1.61	282	453	1.00%	21.8%	12/31/2021	1.67	0	0	0.75%	22.1%
12/31/2020	1.27	857	1,092	1.25%	7.8%	12/31/2020	1.32	313	413	1.00%	8.0%	12/31/2020	1.37	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	0	$0	0.50%	16.5%	12/31/2024	$2.05	0	$0	0.25%	16.8%	12/31/2024	$2.15	0	$0	0.00%	17.1%
12/31/2023	1.68	0	0	0.50%	13.9%	12/31/2023	1.76	0	0	0.25%	14.2%	12/31/2023	1.84	0	0	0.00%	14.5%
12/31/2022	1.48	0	0	0.50%	-14.8%	12/31/2022	1.54	0	0	0.25%	-14.6%	12/31/2022	1.60	0	0	0.00%	-14.3%
12/31/2021	1.73	0	0	0.50%	22.4%	12/31/2021	1.80	0	0	0.25%	22.7%	12/31/2021	1.87	0	0	0.00%	23.0%
12/31/2020	1.42	4	6	0.50%	8.6%	12/31/2020	1.47	0	0	0.25%	8.9%	12/31/2020	1.52	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.1%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap Y Class - 06-759

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$283,525	$241,514	8,504
Receivables: investments sold	-
Payables: investments purchased	(3,228)
Net assets	$280,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$280,297	90,070	$3.11
Band 100	-	-	3.21
Band 75	-	-	3.31
Band 50	-	-	3.41
Band 25	-	-	3.51
Band 0	-	-	3.62
Total	$280,297	90,070

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,159
Mortality & expense charges			(3,306)
Net investment income (loss)			(2,147)

Gain (loss) on investments:
Net realized gain (loss)			2,203
Realized gain distributions			20,184
Net change in unrealized appreciation (depreciation)			18,165
Net gain (loss)			40,552

Increase (decrease) in net assets from operations			$38,405

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,147)	$(3,021)
Net realized gain (loss)		2,203	(3,887)
Realized gain distributions		20,184	-
Net change in unrealized appreciation (depreciation)		18,165	35,746

Increase (decrease) in net assets from operations		38,405	28,838

Contract owner transactions:
Proceeds from units sold		24,829	29,418
Cost of units redeemed		(19,048)	(63,341)
Account charges		(473)	(360)
Increase (decrease)		5,308	(34,283)
Net increase (decrease)		43,713	(5,445)
Net assets, beginning		236,584	242,029
Net assets, ending		$280,297	$236,584

Units sold		8,577	11,576
Units redeemed		(6,587)	(25,601)
Net increase (decrease)		1,990	(14,025)
Units outstanding, beginning		88,080	102,105
Units outstanding, ending		90,070	88,080

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,202,719
Cost of units redeemed/account charges			(7,986,103)
Net investment income (loss)			(90,030)
Net realized gain (loss)			(93,639)
Realized gain distributions			1,205,339
Net change in unrealized appreciation (depreciation)			42,011
Net assets			$280,297

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.11	90	$280	1.25%	15.9%	12/31/2024	$3.21	0	$0	1.00%	16.2%	12/31/2024	$3.31	0	$0	0.75%	16.4%
12/31/2023	2.69	88	237	1.25%	13.3%	12/31/2023	2.76	0	0	1.00%	13.6%	12/31/2023	2.84	0	0	0.75%	13.9%
12/31/2022	2.37	102	242	1.25%	-15.2%	12/31/2022	2.43	0	0	1.00%	-15.0%	12/31/2022	2.49	0	0	0.75%	-14.7%
12/31/2021	2.79	117	327	1.25%	21.8%	12/31/2021	2.86	0	0	1.00%	22.1%	12/31/2021	2.92	0	0	0.75%	22.4%
12/31/2020	2.29	210	482	1.25%	8.1%	12/31/2020	2.34	0	0	1.00%	8.4%	12/31/2020	2.39	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.41	0	$0	0.50%	16.7%	12/31/2024	$3.51	0	$0	0.25%	17.0%	12/31/2024	$3.62	0	$0	0.00%	17.3%
12/31/2023	2.92	0	0	0.50%	14.2%	12/31/2023	3.00	0	0	0.25%	14.4%	12/31/2023	3.09	0	0	0.00%	14.7%
12/31/2022	2.56	0	0	0.50%	-14.5%	12/31/2022	2.62	0	0	0.25%	-14.3%	12/31/2022	2.69	0	0	0.00%	-14.1%
12/31/2021	2.99	0	0	0.50%	22.7%	12/31/2021	3.06	0	0	0.25%	23.0%	12/31/2021	3.13	0	0	0.00%	23.3%
12/31/2020	2.44	0	0	0.50%	8.9%	12/31/2020	2.49	0	0	0.25%	9.2%	12/31/2020	2.54	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.0%
2022	0.3%
2021	0.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap Y Class - 06-758 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.80
Band 100	-	-	3.92
Band 75	-	-	4.04
Band 50	-	-	4.16
Band 25	-	-	4.29
Band 0	-	-	4.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$102,348
Cost of units redeemed/account charges			(116,350)
Net investment income (loss)			(1,449)
Net realized gain (loss)			8,694
Realized gain distributions			6,757
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.80	0	$0	1.25%	26.1%	12/31/2024	$3.92	0	$0	1.00%	26.4%	12/31/2024	$4.04	0	$0	0.75%	26.7%
12/31/2023	3.02	0	0	1.25%	24.7%	12/31/2023	3.10	0	0	1.00%	25.0%	12/31/2023	3.19	0	0	0.75%	25.3%
12/31/2022	2.42	0	0	1.25%	-20.5%	12/31/2022	2.48	0	0	1.00%	-20.3%	12/31/2022	2.54	0	0	0.75%	-20.1%
12/31/2021	3.04	0	0	1.25%	25.3%	12/31/2021	3.11	0	0	1.00%	25.6%	12/31/2021	3.18	0	0	0.75%	25.9%
12/31/2020	2.43	0	0	1.25%	18.5%	12/31/2020	2.48	0	0	1.00%	18.8%	12/31/2020	2.53	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.16	0	$0	0.50%	27.0%	12/31/2024	$4.29	0	$0	0.25%	27.4%	12/31/2024	$4.42	0	$0	0.00%	27.7%
12/31/2023	3.28	0	0	0.50%	25.6%	12/31/2023	3.37	0	0	0.25%	25.9%	12/31/2023	3.46	0	0	0.00%	26.2%
12/31/2022	2.61	0	0	0.50%	-19.9%	12/31/2022	2.68	0	0	0.25%	-19.7%	12/31/2022	2.74	0	0	0.00%	-19.5%
12/31/2021	3.26	0	0	0.50%	26.3%	12/31/2021	3.33	0	0	0.25%	26.6%	12/31/2021	3.41	0	0	0.00%	26.9%
12/31/2020	2.58	0	0	0.50%	19.4%	12/31/2020	2.63	0	0	0.25%	19.7%	12/31/2020	2.69	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap A Class - 06-766

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,943	$247,813	11,372
Receivables: investments sold	-
Payables: investments purchased	(495)
Net assets	$304,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,212	51,550	$3.69
Band 100	114,236	30,035	3.80
Band 75	-	-	3.92
Band 50	-	-	4.04
Band 25	-	-	4.17
Band 0	-	-	4.29
Total	$304,448	81,585

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,517
Mortality & expense charges			(3,225)
Net investment income (loss)			(1,708)

Gain (loss) on investments:
Net realized gain (loss)			422
Realized gain distributions			24,349
Net change in unrealized appreciation (depreciation)			39,065
Net gain (loss)			63,836

Increase (decrease) in net assets from operations			$62,128

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,708)	$(2,170)
Net realized gain (loss)		422	(516)
Realized gain distributions		24,349	8,937
Net change in unrealized appreciation (depreciation)		39,065	40,995

Increase (decrease) in net assets from operations		62,128	47,246

Contract owner transactions:
Proceeds from units sold		7,896	4,706
Cost of units redeemed		(7,192)	(1,779)
Account charges		(9)	(41)
Increase (decrease)		695	2,886
Net increase (decrease)		62,823	50,132
Net assets, beginning		241,625	191,493
Net assets, ending		$304,448	$241,625

Units sold		2,291	1,768
Units redeemed		(2,237)	(666)
Net increase (decrease)		54	1,102
Units outstanding, beginning		81,531	80,429
Units outstanding, ending		81,585	81,531

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,689,844
Cost of units redeemed/account charges			(1,838,054)
Net investment income (loss)			(29,957)
Net realized gain (loss)			26,535
Realized gain distributions			398,950
Net change in unrealized appreciation (depreciation)			57,130
Net assets			$304,448

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.69	52	$190	1.25%	25.8%	12/31/2024	$3.80	30	$114	1.00%	26.1%	12/31/2024	$3.92	0	$0	0.75%	26.4%
12/31/2023	2.93	51	151	1.25%	24.4%	12/31/2023	3.02	30	91	1.00%	24.7%	12/31/2023	3.10	0	0	0.75%	25.0%
12/31/2022	2.36	50	119	1.25%	-20.7%	12/31/2022	2.42	30	73	1.00%	-20.5%	12/31/2022	2.48	0	0	0.75%	-20.3%
12/31/2021	2.97	77	228	1.25%	25.0%	12/31/2021	3.04	30	91	1.00%	25.3%	12/31/2021	3.11	0	0	0.75%	25.6%
12/31/2020	2.38	114	271	1.25%	18.3%	12/31/2020	2.43	30	73	1.00%	18.6%	12/31/2020	2.48	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.04	0	$0	0.50%	26.8%	12/31/2024	$4.17	0	$0	0.25%	27.1%	12/31/2024	$4.29	0	$0	0.00%	27.4%
12/31/2023	3.19	0	0	0.50%	25.3%	12/31/2023	3.28	0	0	0.25%	25.6%	12/31/2023	3.37	0	0	0.00%	25.9%
12/31/2022	2.54	0	0	0.50%	-20.1%	12/31/2022	2.61	0	0	0.25%	-19.9%	12/31/2022	2.68	0	0	0.00%	-19.7%
12/31/2021	3.18	0	0	0.50%	25.9%	12/31/2021	3.26	0	0	0.25%	26.2%	12/31/2021	3.33	0	0	0.00%	26.5%
12/31/2020	2.53	0	0	0.50%	19.2%	12/31/2020	2.58	0	0	0.25%	19.5%	12/31/2020	2.63	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.1%
2022	0.2%
2021	0.5%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate A Class - 06-078

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,391	$75,793	10,327
Receivables: investments sold	-
Payables: investments purchased	(126)
Net assets	$68,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,265	54,190	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.40
Band 0	-	-	1.44
Total	$68,265	54,190

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,092
Mortality & expense charges			(846)
Net investment income (loss)			5,246

Gain (loss) on investments:
Net realized gain (loss)			(146)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(477)
Net gain (loss)			(623)

Increase (decrease) in net assets from operations			$4,623

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,246	$4,853
Net realized gain (loss)		(146)	(595)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(477)	1,993

Increase (decrease) in net assets from operations		4,623	6,251

Contract owner transactions:
Proceeds from units sold		6,372	8,414
Cost of units redeemed		(6,199)	(13,238)
Account charges		(10)	(13)
Increase (decrease)		163	(4,837)
Net increase (decrease)		4,786	1,414
Net assets, beginning		63,479	62,065
Net assets, ending		$68,265	$63,479

Units sold		5,212	7,514
Units redeemed		(5,035)	(11,557)
Net increase (decrease)		177	(4,043)
Units outstanding, beginning		54,013	58,056
Units outstanding, ending		54,190	54,013

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$210,384
Cost of units redeemed/account charges			(158,418)
Net investment income (loss)			25,945
Net realized gain (loss)			(2,244)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,402)
Net assets			$68,265

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	54	$68	1.25%	7.2%	12/31/2024	$1.29	0	$0	1.00%	7.5%	12/31/2024	$1.33	0	$0	0.75%	7.7%
12/31/2023	1.18	54	63	1.25%	9.9%	12/31/2023	1.20	0	0	1.00%	10.2%	12/31/2023	1.23	0	0	0.75%	10.5%
12/31/2022	1.07	58	62	1.25%	-1.5%	12/31/2022	1.09	0	0	1.00%	-1.2%	12/31/2022	1.12	0	0	0.75%	-1.0%
12/31/2021	1.08	52	57	1.25%	7.2%	12/31/2021	1.11	0	0	1.00%	7.5%	12/31/2021	1.13	0	0	0.75%	7.8%
12/31/2020	1.01	60	61	1.25%	-5.5%	12/31/2020	1.03	0	0	1.00%	-5.3%	12/31/2020	1.05	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	8.0%	12/31/2024	$1.40	0	$0	0.25%	8.3%	12/31/2024	$1.44	0	$0	0.00%	8.5%
12/31/2023	1.26	0	0	0.50%	10.8%	12/31/2023	1.29	0	0	0.25%	11.0%	12/31/2023	1.32	0	0	0.00%	11.3%
12/31/2022	1.14	0	0	0.50%	-0.7%	12/31/2022	1.16	0	0	0.25%	-0.5%	12/31/2022	1.19	0	0	0.00%	-0.2%
12/31/2021	1.15	0	0	0.50%	8.0%	12/31/2021	1.17	0	0	0.25%	8.3%	12/31/2021	1.19	0	0	0.00%	8.6%
12/31/2020	1.06	0	0	0.50%	-4.8%	12/31/2020	1.08	0	0	0.25%	-4.6%	12/31/2020	1.10	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.2%
2023	9.0%
2022	7.7%
2021	4.6%
2020	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate Y Class - 06-062 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$408,096
Cost of units redeemed/account charges			(417,151)
Net investment income (loss)			9,694
Net realized gain (loss)			(639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	1.25%	7.5%	12/31/2024	$1.33	0	$0	1.00%	7.7%	12/31/2024	$1.36	0	$0	0.75%	8.0%
12/31/2023	1.20	0	0	1.25%	10.2%	12/31/2023	1.23	0	0	1.00%	10.5%	12/31/2023	1.26	0	0	0.75%	10.8%
12/31/2022	1.09	0	0	1.25%	-1.2%	12/31/2022	1.12	0	0	1.00%	-1.0%	12/31/2022	1.14	0	0	0.75%	-0.8%
12/31/2021	1.11	0	0	1.25%	7.7%	12/31/2021	1.13	0	0	1.00%	7.9%	12/31/2021	1.15	0	0	0.75%	8.2%
12/31/2020	1.03	22	23	1.25%	-5.3%	12/31/2020	1.04	0	0	1.00%	-5.1%	12/31/2020	1.06	0	0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	8.3%	12/31/2024	$1.44	0	$0	0.25%	8.5%	12/31/2024	$1.47	0	$0	0.00%	8.8%
12/31/2023	1.29	0	0	0.50%	11.0%	12/31/2023	1.32	0	0	0.25%	11.3%	12/31/2023	1.36	0	0	0.00%	11.6%
12/31/2022	1.16	0	0	0.50%	-0.5%	12/31/2022	1.19	0	0	0.25%	-0.3%	12/31/2022	1.21	0	0	0.00%	0.0%
12/31/2021	1.17	0	0	0.50%	8.5%	12/31/2021	1.19	0	0	0.25%	8.8%	12/31/2021	1.21	0	0	0.00%	9.0%
12/31/2020	1.08	0	0	0.50%	-4.6%	12/31/2020	1.10	0	0	0.25%	-4.4%	12/31/2020	1.11	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.9%
2020	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel A Class - 06-317

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,823	$17,572	545
Receivables: investments sold	155
Payables: investments purchased	-
Net assets	$16,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,978	6,385	$2.66
Band 100	-	-	2.78
Band 75	-	-	2.90
Band 50	-	-	3.02
Band 25	-	-	3.16
Band 0	-	-	3.29
Total	$16,978	6,385

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$932
Mortality & expense charges			(765)
Net investment income (loss)			167

Gain (loss) on investments:
Net realized gain (loss)			6,511
Realized gain distributions			2,205
Net change in unrealized appreciation (depreciation)			(901)
Net gain (loss)			7,815

Increase (decrease) in net assets from operations			$7,982

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$167	$199
Net realized gain (loss)		6,511	(252)
Realized gain distributions		2,205	2,263
Net change in unrealized appreciation (depreciation)		(901)	4,003

Increase (decrease) in net assets from operations		7,982	6,213

Contract owner transactions:
Proceeds from units sold		2,822	6,070
Cost of units redeemed		(59,925)	(901)
Account charges		(349)	(326)
Increase (decrease)		(57,452)	4,843
Net increase (decrease)		(49,470)	11,056
Net assets, beginning		66,448	55,392
Net assets, ending		$16,978	$66,448

Units sold		1,125	2,681
Units redeemed		(22,380)	(548)
Net increase (decrease)		(21,255)	2,133
Units outstanding, beginning		27,640	25,507
Units outstanding, ending		6,385	27,640

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,169,000
Cost of units redeemed/account charges			(1,364,219)
Net investment income (loss)			7,336
Net realized gain (loss)			136,294
Realized gain distributions			69,316
Net change in unrealized appreciation (depreciation)			(749)
Net assets			$16,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.66	6	$17	1.25%	10.6%	12/31/2024	$2.78	0	$0	1.00%	10.9%	12/31/2024	$2.90	0	$0	0.75%	11.2%
12/31/2023	2.40	28	66	1.25%	10.7%	12/31/2023	2.50	0	0	1.00%	11.0%	12/31/2023	2.61	0	0	0.75%	11.3%
12/31/2022	2.17	26	55	1.25%	2.1%	12/31/2022	2.26	0	0	1.00%	2.3%	12/31/2022	2.34	0	0	0.75%	2.6%
12/31/2021	2.13	61	130	1.25%	28.5%	12/31/2021	2.20	0	0	1.00%	28.8%	12/31/2021	2.28	0	0	0.75%	29.1%
12/31/2020	1.66	91	151	1.25%	-1.6%	12/31/2020	1.71	0	0	1.00%	-1.3%	12/31/2020	1.77	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	0	$0	0.50%	11.4%	12/31/2024	$3.16	0	$0	0.25%	11.7%	12/31/2024	$3.29	0	$0	0.00%	12.0%
12/31/2023	2.71	0	0	0.50%	11.5%	12/31/2023	2.82	0	0	0.25%	11.8%	12/31/2023	2.94	0	0	0.00%	12.1%
12/31/2022	2.43	0	0	0.50%	2.8%	12/31/2022	2.53	0	0	0.25%	3.1%	12/31/2022	2.62	0	0	0.00%	3.3%
12/31/2021	2.37	0	0	0.50%	29.5%	12/31/2021	2.45	0	0	0.25%	29.8%	12/31/2021	2.54	0	0	0.00%	30.1%
12/31/2020	1.83	0	0	0.50%	-0.8%	12/31/2020	1.89	0	0	0.25%	-0.6%	12/31/2020	1.95	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.5%
2022	1.3%
2021	1.1%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel Y Class - 06-762 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.24
Band 100	-	-	3.34
Band 75	-	-	3.44
Band 50	-	-	3.55
Band 25	-	-	3.65
Band 0	-	-	3.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$125,809
Cost of units redeemed/account charges			(122,745)
Net investment income (loss)			1,299
Net realized gain (loss)			(22,225)
Realized gain distributions			17,862
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.24	0	$0	1.25%	10.9%	12/31/2024	$3.34	0	$0	1.00%	11.2%	12/31/2024	$3.44	0	$0	0.75%	11.5%
12/31/2023	2.92	0	0	1.25%	10.9%	12/31/2023	3.00	0	0	1.00%	11.2%	12/31/2023	3.09	0	0	0.75%	11.5%
12/31/2022	2.63	0	0	1.25%	2.3%	12/31/2022	2.70	0	0	1.00%	2.6%	12/31/2022	2.77	0	0	0.75%	2.8%
12/31/2021	2.57	0	0	1.25%	28.8%	12/31/2021	2.63	0	0	1.00%	29.2%	12/31/2021	2.69	0	0	0.75%	29.5%
12/31/2020	2.00	0	0	1.25%	-1.3%	12/31/2020	2.04	0	0	1.00%	-1.1%	12/31/2020	2.08	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.55	0	$0	0.50%	11.7%	12/31/2024	$3.65	0	$0	0.25%	12.0%	12/31/2024	$3.77	0	$0	0.00%	12.3%
12/31/2023	3.17	0	0	0.50%	11.8%	12/31/2023	3.26	0	0	0.25%	12.0%	12/31/2023	3.35	0	0	0.00%	12.3%
12/31/2022	2.84	0	0	0.50%	3.1%	12/31/2022	2.91	0	0	0.25%	3.3%	12/31/2022	2.99	0	0	0.00%	3.6%
12/31/2021	2.75	0	0	0.50%	29.8%	12/31/2021	2.82	0	0	0.25%	30.1%	12/31/2021	2.88	0	0	0.00%	30.4%
12/31/2020	2.12	0	0	0.50%	-0.6%	12/31/2020	2.17	0	0	0.25%	-0.3%	12/31/2020	2.21	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc Y Class - 06-893 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$347,915
Cost of units redeemed/account charges			(383,454)
Net investment income (loss)			3,911
Net realized gain (loss)			15,174
Realized gain distributions			16,454
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	1.25%	8.6%	12/31/2024	$1.68	0	$0	1.00%	8.9%	12/31/2024	$1.72	0	$0	0.75%	9.2%
12/31/2023	1.51	0	0	1.25%	12.5%	12/31/2023	1.54	0	0	1.00%	12.7%	12/31/2023	1.58	0	0	0.75%	13.0%
12/31/2022	1.34	0	0	1.25%	-20.2%	12/31/2022	1.37	0	0	1.00%	-20.0%	12/31/2022	1.40	0	0	0.75%	-19.8%
12/31/2021	1.68	0	0	1.25%	12.8%	12/31/2021	1.71	0	0	1.00%	13.1%	12/31/2021	1.74	0	0	0.75%	13.4%
12/31/2020	1.49	39	59	1.25%	11.8%	12/31/2020	1.51	0	0	1.00%	12.1%	12/31/2020	1.54	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	9.4%	12/31/2024	$1.81	0	$0	0.25%	9.7%	12/31/2024	$1.86	0	$0	0.00%	10.0%
12/31/2023	1.61	0	0	0.50%	13.3%	12/31/2023	1.65	0	0	0.25%	13.6%	12/31/2023	1.69	0	0	0.00%	13.9%
12/31/2022	1.43	0	0	0.50%	-19.6%	12/31/2022	1.45	0	0	0.25%	-19.4%	12/31/2022	1.48	0	0	0.00%	-19.2%
12/31/2021	1.77	0	0	0.50%	13.7%	12/31/2021	1.80	0	0	0.25%	14.0%	12/31/2021	1.83	0	0	0.00%	14.2%
12/31/2020	1.56	0	0	0.50%	12.7%	12/31/2020	1.58	0	0	0.25%	12.9%	12/31/2020	1.61	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond Y Class - 06-894

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,670	$151,665	23,736
Receivables: investments sold	305
Payables: investments purchased	-
Net assets	$131,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$131,975	126,979	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.12
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$131,975	126,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,820
Mortality & expense charges			(1,844)
Net investment income (loss)			4,976

Gain (loss) on investments:
Net realized gain (loss)			(3,395)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,331
Net gain (loss)			(2,064)

Increase (decrease) in net assets from operations			$2,912

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,976	$4,634
Net realized gain (loss)		(3,395)	(2,330)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,331	4,551

Increase (decrease) in net assets from operations		2,912	6,855

Contract owner transactions:
Proceeds from units sold		24,457	23,385
Cost of units redeemed		(51,623)	(15,399)
Account charges		(104)	(22)
Increase (decrease)		(27,270)	7,964
Net increase (decrease)		(24,358)	14,819
Net assets, beginning		156,333	141,514
Net assets, ending		$131,975	$156,333

Units sold		23,610	23,672
Units redeemed		(48,708)	(15,256)
Net increase (decrease)		(25,098)	8,416
Units outstanding, beginning		152,077	143,661
Units outstanding, ending		126,979	152,077

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,155,950
Cost of units redeemed/account charges			(4,082,760)
Net investment income (loss)			79,882
Net realized gain (loss)			(31,702)
Realized gain distributions			30,600
Net change in unrealized appreciation (depreciation)			(19,995)
Net assets			$131,975

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	127	$132	1.25%	1.1%	12/31/2024	$1.07	0	$0	1.00%	1.4%	12/31/2024	$1.09	0	$0	0.75%	1.6%
12/31/2023	1.03	152	156	1.25%	4.4%	12/31/2023	1.05	0	0	1.00%	4.6%	12/31/2023	1.08	0	0	0.75%	4.9%
12/31/2022	0.99	144	142	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.16	138	160	1.25%	-2.4%	12/31/2021	1.18	0	0	1.00%	-2.2%	12/31/2021	1.20	0	0	0.75%	-1.9%
12/31/2020	1.19	407	483	1.25%	8.1%	12/31/2020	1.21	0	0	1.00%	8.4%	12/31/2020	1.22	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	1.9%	12/31/2024	$1.15	0	$0	0.25%	2.1%	12/31/2024	$1.18	0	$0	0.00%	2.4%
12/31/2023	1.10	0	0	0.50%	5.1%	12/31/2023	1.12	0	0	0.25%	5.4%	12/31/2023	1.15	0	0	0.00%	5.7%
12/31/2022	1.05	0	0	0.50%	-14.3%	12/31/2022	1.07	0	0	0.25%	-14.1%	12/31/2022	1.09	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-1.7%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.26	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.0%	12/31/2020	1.26	0	0	0.25%	9.2%	12/31/2020	1.28	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	4.3%
2022	3.0%
2021	1.2%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc A Class - 06-924

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,118	$5,284	377
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$5,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,121	3,199	$1.60
Band 100	-	-	1.64
Band 75	-	-	1.68
Band 50	-	-	1.72
Band 25	-	-	1.77
Band 0	-	-	1.81
Total	$5,121	3,199

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$107
Mortality & expense charges			(62)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			173
Net change in unrealized appreciation (depreciation)			179
Net gain (loss)			352

Increase (decrease) in net assets from operations			$397

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$22
Net realized gain (loss)		-	(62)
Realized gain distributions		173	63
Net change in unrealized appreciation (depreciation)		179	482

Increase (decrease) in net assets from operations		397	505

Contract owner transactions:
Proceeds from units sold		33	26
Cost of units redeemed		-	(298)
Account charges		-	(2)
Increase (decrease)		33	(274)
Net increase (decrease)		430	231
Net assets, beginning		4,691	4,460
Net assets, ending		$5,121	$4,691

Units sold		22	19
Units redeemed		-	(228)
Net increase (decrease)		22	(209)
Units outstanding, beginning		3,177	3,386
Units outstanding, ending		3,199	3,177

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,358,952
Cost of units redeemed/account charges			(1,628,191)
Net investment income (loss)			10,486
Net realized gain (loss)			263,184
Realized gain distributions			856
Net change in unrealized appreciation (depreciation)			(166)
Net assets			$5,121

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	3	$5	1.25%	8.4%	12/31/2024	$1.64	0	$0	1.00%	8.7%	12/31/2024	$1.68	0	$0	0.75%	8.9%
12/31/2023	1.48	3	5	1.25%	12.1%	12/31/2023	1.51	0	0	1.00%	12.4%	12/31/2023	1.54	0	0	0.75%	12.7%
12/31/2022	1.32	3	4	1.25%	-20.3%	12/31/2022	1.34	0	0	1.00%	-20.1%	12/31/2022	1.37	0	0	0.75%	-19.9%
12/31/2021	1.65	2	3	1.25%	12.5%	12/31/2021	1.68	0	0	1.00%	12.8%	12/31/2021	1.71	0	0	0.75%	13.1%
12/31/2020	1.47	2	2	1.25%	11.6%	12/31/2020	1.49	0	0	1.00%	11.9%	12/31/2020	1.51	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	9.2%	12/31/2024	$1.77	0	$0	0.25%	9.5%	12/31/2024	$1.81	0	$0	0.00%	9.8%
12/31/2023	1.58	0	0	0.50%	13.0%	12/31/2023	1.61	0	0	0.25%	13.2%	12/31/2023	1.65	0	0	0.00%	13.5%
12/31/2022	1.40	0	0	0.50%	-19.7%	12/31/2022	1.43	0	0	0.25%	-19.5%	12/31/2022	1.45	0	0	0.00%	-19.3%
12/31/2021	1.74	0	0	0.50%	13.3%	12/31/2021	1.77	0	0	0.25%	13.6%	12/31/2021	1.80	0	0	0.00%	13.9%
12/31/2020	1.54	0	0	0.50%	12.5%	12/31/2020	1.56	0	0	0.25%	12.8%	12/31/2020	1.58	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.7%
2022	1.7%
2021	2.1%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond A Class - 06-926

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,432,080	$1,650,714	257,838
Receivables: investments sold	9,412
Payables: investments purchased	-
Net assets	$1,441,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,441,492	1,428,959	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.14
Total	$1,441,492	1,428,959

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$62,973
Mortality & expense charges			(18,031)
Net investment income (loss)			44,942

Gain (loss) on investments:
Net realized gain (loss)			(19,631)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12,951)
Net gain (loss)			(32,582)

Increase (decrease) in net assets from operations			$12,360

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,942	$40,087
Net realized gain (loss)		(19,631)	(14,584)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12,951)	26,883

Increase (decrease) in net assets from operations		12,360	52,386

Contract owner transactions:
Proceeds from units sold		164,442	172,628
Cost of units redeemed		(203,387)	(54,149)
Account charges		(528)	(171)
Increase (decrease)		(39,473)	118,308
Net increase (decrease)		(27,113)	170,694
Net assets, beginning		1,468,605	1,297,911
Net assets, ending		$1,441,492	$1,468,605

Units sold		170,096	176,177
Units redeemed		(209,491)	(56,233)
Net increase (decrease)		(39,395)	119,944
Units outstanding, beginning		1,468,354	1,348,410
Units outstanding, ending		1,428,959	1,468,354

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,977,600
Cost of units redeemed/account charges			(2,513,361)
Net investment income (loss)			190,730
Net realized gain (loss)			(74,486)
Realized gain distributions			79,643
Net change in unrealized appreciation (depreciation)			(218,634)
Net assets			$1,441,492

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	1,429	$1,441	1.25%	0.9%	12/31/2024	$1.03	0	$0	1.00%	1.1%	12/31/2024	$1.06	0	$0	0.75%	1.4%
12/31/2023	1.00	1,468	1,469	1.25%	3.9%	12/31/2023	1.02	0	0	1.00%	4.2%	12/31/2023	1.05	0	0	0.75%	4.4%
12/31/2022	0.96	1,348	1,298	1.25%	-15.1%	12/31/2022	0.98	0	0	1.00%	-14.9%	12/31/2022	1.00	0	0	0.75%	-14.7%
12/31/2021	1.13	1,368	1,551	1.25%	-2.8%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.17	0	0	0.75%	-2.3%
12/31/2020	1.17	1,514	1,767	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	1.6%	12/31/2024	$1.11	0	$0	0.25%	1.9%	12/31/2024	$1.14	0	$0	0.00%	2.1%
12/31/2023	1.07	0	0	0.50%	4.7%	12/31/2023	1.09	0	0	0.25%	5.0%	12/31/2023	1.12	0	0	0.00%	5.2%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.19	0	0	0.50%	-2.1%	12/31/2021	1.22	0	0	0.25%	-1.8%	12/31/2021	1.24	0	0	0.00%	-1.6%
12/31/2020	1.22	0	0	0.50%	8.7%	12/31/2020	1.24	0	0	0.25%	9.0%	12/31/2020	1.26	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	4.1%
2022	2.7%
2021	1.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts R6 Class - 06-DDD

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$847,300	$859,640	23,672
Receivables: investments sold	53,210
Payables: investments purchased	-
Net assets	$900,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$900,510	746,349	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$900,510	746,349

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,650
Mortality & expense charges			(25,034)
Net investment income (loss)			(21,384)

Gain (loss) on investments:
Net realized gain (loss)			(361,343)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			402,889
Net gain (loss)			41,546

Increase (decrease) in net assets from operations			$20,162

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,384)	$731
Net realized gain (loss)		(361,343)	(362,531)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		402,889	1,032,201

Increase (decrease) in net assets from operations		20,162	670,401

Contract owner transactions:
Proceeds from units sold		442,607	1,305,505
Cost of units redeemed		(6,346,758)	(1,699,400)
Account charges		(2,642)	(5,034)
Increase (decrease)		(5,906,793)	(398,929)
Net increase (decrease)		(5,886,631)	271,472
Net assets, beginning		6,787,141	6,515,669
Net assets, ending		$900,510	$6,787,141

Units sold		497,416	1,075,151
Units redeemed		(5,134,157)	(1,405,120)
Net increase (decrease)		(4,636,741)	(329,969)
Units outstanding, beginning		5,383,090	5,713,059
Units outstanding, ending		746,349	5,383,090

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,717,058
Cost of units redeemed/account charges			(17,131,958)
Net investment income (loss)			(22,233)
Net realized gain (loss)			(202,542)
Realized gain distributions			552,525
Net change in unrealized appreciation (depreciation)			(12,340)
Net assets			$900,510

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	746	$901	1.25%	-2.2%	12/31/2024	$1.23	0	$0	1.00%	-2.0%	12/31/2024	$1.26	0	$0	0.75%	-1.7%
12/31/2023	1.23	4,108	5,068	1.25%	10.2%	12/31/2023	1.26	0	0	1.00%	10.4%	12/31/2023	1.28	0	0	0.75%	10.7%
12/31/2022	1.12	4,388	4,915	1.25%	-25.8%	12/31/2022	1.14	0	0	1.00%	-25.6%	12/31/2022	1.15	0	0	0.75%	-25.4%
12/31/2021	1.51	4,181	6,310	1.25%	-8.3%	12/31/2021	1.53	0	0	1.00%	-8.1%	12/31/2021	1.55	0	0	0.75%	-7.8%
12/31/2020	1.65	3,630	5,974	1.25%	16.2%	12/31/2020	1.66	0	0	1.00%	16.5%	12/31/2020	1.68	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	-1.5%	12/31/2024	$1.31	0	$0	0.25%	-1.2%	12/31/2024	$1.33	0	$0	0.00%	-1.0%
12/31/2023	1.30	0	0	0.50%	11.0%	12/31/2023	1.32	0	0	0.25%	11.3%	12/31/2023	1.35	1,275	1,719	0.00%	11.5%
12/31/2022	1.17	0	0	0.50%	-25.2%	12/31/2022	1.19	0	0	0.25%	-25.0%	12/31/2022	1.21	1,325	1,601	0.00%	-24.8%
12/31/2021	1.57	0	0	0.50%	-7.6%	12/31/2021	1.59	0	0	0.25%	-7.4%	12/31/2021	1.61	1,589	2,555	0.00%	-7.1%
12/31/2020	1.70	0	0	0.50%	17.1%	12/31/2020	1.71	0	0	0.25%	17.4%	12/31/2020	1.73	1,692	2,929	0.00%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	1.0%
2022	1.0%
2021	0.5%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co R6 Class - 06-FCC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,799	$330,480	6,297
Receivables: investments sold	-
Payables: investments purchased	(56,090)
Net assets	$228,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,709	152,408	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$228,709	152,408

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,322
Mortality & expense charges			(3,625)
Net investment income (loss)			1,697

Gain (loss) on investments:
Net realized gain (loss)			165
Realized gain distributions			23,113
Net change in unrealized appreciation (depreciation)			(46,227)
Net gain (loss)			(22,949)

Increase (decrease) in net assets from operations			$(21,252)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,697	$668
Net realized gain (loss)		165	(1,462)
Realized gain distributions		23,113	4,016
Net change in unrealized appreciation (depreciation)		(46,227)	16,638

Increase (decrease) in net assets from operations		(21,252)	19,860

Contract owner transactions:
Proceeds from units sold		40,248	190,709
Cost of units redeemed		(63,674)	(3,316)
Account charges		(7)	(13)
Increase (decrease)		(23,433)	187,380
Net increase (decrease)		(44,685)	207,240
Net assets, beginning		273,394	66,154
Net assets, ending		$228,709	$273,394

Units sold		25,659	125,587
Units redeemed		(42,176)	(2,171)
Net increase (decrease)		(16,517)	123,416
Units outstanding, beginning		168,925	45,509
Units outstanding, ending		152,408	168,925

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$306,953
Cost of units redeemed/account charges			(79,223)
Net investment income (loss)			368
Net realized gain (loss)			(446)
Realized gain distributions			46,738
Net change in unrealized appreciation (depreciation)			(45,681)
Net assets			$228,709

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	152	$229	1.25%	-7.3%	12/31/2024	$1.53	0	$0	1.00%	-7.0%	12/31/2024	$1.56	0	$0	0.75%	-6.8%
12/31/2023	1.62	169	273	1.25%	11.3%	12/31/2023	1.65	0	0	1.00%	11.6%	12/31/2023	1.68	0	0	0.75%	11.9%
12/31/2022	1.45	46	66	1.25%	-31.8%	12/31/2022	1.48	0	0	1.00%	-31.6%	12/31/2022	1.50	0	0	0.75%	-31.5%
12/31/2021	2.13	39	83	1.25%	12.8%	12/31/2021	2.16	0	0	1.00%	13.1%	12/31/2021	2.19	0	0	0.75%	13.4%
12/31/2020	1.89	38	71	1.25%	23.7%	12/31/2020	1.91	0	0	1.00%	24.0%	12/31/2020	1.93	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	-6.6%	12/31/2024	$1.63	0	$0	0.25%	-6.3%	12/31/2024	$1.66	0	$0	0.00%	-6.1%
12/31/2023	1.71	0	0	0.50%	12.2%	12/31/2023	1.74	0	0	0.25%	12.5%	12/31/2023	1.77	0	0	0.00%	12.7%
12/31/2022	1.52	0	0	0.50%	-31.3%	12/31/2022	1.54	0	0	0.25%	-31.1%	12/31/2022	1.57	0	0	0.00%	-30.9%
12/31/2021	2.21	0	0	0.50%	13.7%	12/31/2021	2.24	0	0	0.25%	14.0%	12/31/2021	2.27	0	0	0.00%	14.3%
12/31/2020	1.95	0	0	0.50%	24.6%	12/31/2020	1.97	0	0	0.25%	24.9%	12/31/2020	1.99	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.9%
2022	0.4%
2021	0.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth R6 Class - 06-FNC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$127,041	$147,051	4,154
Receivables: investments sold	3,913
Payables: investments purchased	-
Net assets	$130,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,954	90,575	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$130,954	90,575

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$904
Mortality & expense charges			(2,107)
Net investment income (loss)			(1,203)

Gain (loss) on investments:
Net realized gain (loss)			(15,210)
Realized gain distributions			12,600
Net change in unrealized appreciation (depreciation)			(1,315)
Net gain (loss)			(3,925)

Increase (decrease) in net assets from operations			$(5,128)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,203)	$(79)
Net realized gain (loss)		(15,210)	(681)
Realized gain distributions		12,600	9,729
Net change in unrealized appreciation (depreciation)		(1,315)	6,506

Increase (decrease) in net assets from operations		(5,128)	15,475

Contract owner transactions:
Proceeds from units sold		152,855	14,457
Cost of units redeemed		(116,975)	(2,571)
Account charges		(246)	(283)
Increase (decrease)		35,634	11,603
Net increase (decrease)		30,506	27,078
Net assets, beginning		100,448	73,370
Net assets, ending		$130,954	$100,448

Units sold		99,897	10,731
Units redeemed		(76,964)	(2,230)
Net increase (decrease)		22,933	8,501
Units outstanding, beginning		67,642	59,141
Units outstanding, ending		90,575	67,642

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,060,471
Cost of units redeemed/account charges			(10,486,629)
Net investment income (loss)			(20,444)
Net realized gain (loss)			421,725
Realized gain distributions			175,841
Net change in unrealized appreciation (depreciation)			(20,010)
Net assets			$130,954

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	91	$131	1.25%	-2.6%	12/31/2024	$1.48	0	$0	1.00%	-2.4%	12/31/2024	$1.51	0	$0	0.75%	-2.1%
12/31/2023	1.48	68	100	1.25%	19.7%	12/31/2023	1.51	0	0	1.00%	20.0%	12/31/2023	1.54	0	0	0.75%	20.3%
12/31/2022	1.24	59	73	1.25%	-27.9%	12/31/2022	1.26	0	0	1.00%	-27.7%	12/31/2022	1.28	0	0	0.75%	-27.5%
12/31/2021	1.72	49	85	1.25%	9.6%	12/31/2021	1.74	0	0	1.00%	9.9%	12/31/2021	1.77	0	0	0.75%	10.2%
12/31/2020	1.57	707	1,110	1.25%	20.9%	12/31/2020	1.59	0	0	1.00%	21.2%	12/31/2020	1.60	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	-1.9%	12/31/2024	$1.57	0	$0	0.25%	-1.7%	12/31/2024	$1.60	0	$0	0.00%	-1.4%
12/31/2023	1.57	0	0	0.50%	20.6%	12/31/2023	1.59	0	0	0.25%	20.9%	12/31/2023	1.62	0	0	0.00%	21.2%
12/31/2022	1.30	0	0	0.50%	-27.4%	12/31/2022	1.32	0	0	0.25%	-27.2%	12/31/2022	1.34	0	0	0.00%	-27.0%
12/31/2021	1.79	0	0	0.50%	10.4%	12/31/2021	1.81	0	0	0.25%	10.7%	12/31/2021	1.83	0	0	0.00%	11.0%
12/31/2020	1.62	0	0	0.50%	21.8%	12/31/2020	1.64	0	0	0.25%	22.1%	12/31/2020	1.65	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.2%
2022	0.2%
2021	0.1%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global R6 Class - 06-FYV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$163,075	$145,746	1,686
Receivables: investments sold	-
Payables: investments purchased	(338)
Net assets	$162,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$162,737	87,402	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$162,737	87,402

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,906)
Net investment income (loss)			(2,906)

Gain (loss) on investments:
Net realized gain (loss)			3,194
Realized gain distributions			24,265
Net change in unrealized appreciation (depreciation)			10,765
Net gain (loss)			38,224

Increase (decrease) in net assets from operations			$35,318

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,906)	$(4,068)
Net realized gain (loss)		3,194	(91,665)
Realized gain distributions		24,265	24,061
Net change in unrealized appreciation (depreciation)		10,765	171,970

Increase (decrease) in net assets from operations		35,318	100,298

Contract owner transactions:
Proceeds from units sold		10,542	30,953
Cost of units redeemed		(137,387)	(310,937)
Account charges		(657)	(1,321)
Increase (decrease)		(127,502)	(281,305)
Net increase (decrease)		(92,184)	(181,007)
Net assets, beginning		254,921	435,928
Net assets, ending		$162,737	$254,921

Units sold		5,947	22,392
Units redeemed		(76,288)	(222,928)
Net increase (decrease)		(70,341)	(200,536)
Units outstanding, beginning		157,743	358,279
Units outstanding, ending		87,402	157,743

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,106,702
Cost of units redeemed/account charges			(998,455)
Net investment income (loss)			(19,802)
Net realized gain (loss)			(91,974)
Realized gain distributions			148,937
Net change in unrealized appreciation (depreciation)			17,329
Net assets			$162,737

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	87	$163	1.25%	15.2%	12/31/2024	$1.90	0	$0	1.00%	15.5%	12/31/2024	$1.93	0	$0	0.75%	15.8%
12/31/2023	1.62	158	255	1.25%	32.8%	12/31/2023	1.64	0	0	1.00%	33.2%	12/31/2023	1.67	0	0	0.75%	33.5%
12/31/2022	1.22	358	436	1.25%	-32.7%	12/31/2022	1.23	0	0	1.00%	-32.6%	12/31/2022	1.25	0	0	0.75%	-32.4%
12/31/2021	1.81	287	518	1.25%	14.3%	12/31/2021	1.83	0	0	1.00%	14.6%	12/31/2021	1.85	0	0	0.75%	14.9%
12/31/2020	1.58	84	132	1.25%	26.5%	12/31/2020	1.60	0	0	1.00%	26.8%	12/31/2020	1.61	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	16.1%	12/31/2024	$2.01	0	$0	0.25%	16.4%	12/31/2024	$2.05	0	$0	0.00%	16.7%
12/31/2023	1.70	0	0	0.50%	33.8%	12/31/2023	1.72	0	0	0.25%	34.1%	12/31/2023	1.75	0	0	0.00%	34.5%
12/31/2022	1.27	0	0	0.50%	-32.2%	12/31/2022	1.29	0	0	0.25%	-32.1%	12/31/2022	1.30	0	0	0.00%	-31.9%
12/31/2021	1.87	0	0	0.50%	15.2%	12/31/2021	1.89	0	0	0.25%	15.5%	12/31/2021	1.91	0	0	0.00%	15.8%
12/31/2020	1.62	0	0	0.50%	27.5%	12/31/2020	1.64	0	0	0.25%	27.8%	12/31/2020	1.65	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Opps R6 Class - 06-FYW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$587,383	$688,052	12,035
Receivables: investments sold	5,343
Payables: investments purchased	-
Net assets	$592,726

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$592,726	572,106	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$592,726	572,106

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,195
Mortality & expense charges			(5,711)
Net investment income (loss)			(3,516)

Gain (loss) on investments:
Net realized gain (loss)			(15,555)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,161)
Net gain (loss)			(32,716)

Increase (decrease) in net assets from operations			$(36,232)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,516)	$(3,960)
Net realized gain (loss)		(15,555)	(24,773)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(17,161)	74,792

Increase (decrease) in net assets from operations		(36,232)	46,059

Contract owner transactions:
Proceeds from units sold		384,068	125,890
Cost of units redeemed		(126,227)	(53,130)
Account charges		(541)	(33)
Increase (decrease)		257,300	72,727
Net increase (decrease)		221,068	118,786
Net assets, beginning		371,658	252,872
Net assets, ending		$592,726	$371,658

Units sold		363,882	120,670
Units redeemed		(120,839)	(52,000)
Net increase (decrease)		243,043	68,670
Units outstanding, beginning		329,063	260,393
Units outstanding, ending		572,106	329,063

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,500,242
Cost of units redeemed/account charges			(786,664)
Net investment income (loss)			(17,316)
Net realized gain (loss)			(49,529)
Realized gain distributions			46,662
Net change in unrealized appreciation (depreciation)			(100,669)
Net assets			$592,726

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	572	$593	1.25%	-8.3%	12/31/2024	$1.06	0	$0	1.00%	-8.0%	12/31/2024	$1.08	0	$0	0.75%	-7.8%
12/31/2023	1.13	329	372	1.25%	16.3%	12/31/2023	1.15	0	0	1.00%	16.6%	12/31/2023	1.17	0	0	0.75%	16.9%
12/31/2022	0.97	260	253	1.25%	-42.1%	12/31/2022	0.98	0	0	1.00%	-42.0%	12/31/2022	1.00	0	0	0.75%	-41.8%
12/31/2021	1.68	220	370	1.25%	-0.8%	12/31/2021	1.70	0	0	1.00%	-0.5%	12/31/2021	1.72	0	0	0.75%	-0.3%
12/31/2020	1.69	122	206	1.25%	38.4%	12/31/2020	1.71	0	0	1.00%	38.7%	12/31/2020	1.72	0	0	0.75%	39.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	-7.6%	12/31/2024	$1.12	0	$0	0.25%	-7.3%	12/31/2024	$1.14	0	$0	0.00%	-7.1%
12/31/2023	1.19	0	0	0.50%	17.2%	12/31/2023	1.21	0	0	0.25%	17.5%	12/31/2023	1.23	0	0	0.00%	17.8%
12/31/2022	1.01	0	0	0.50%	-41.7%	12/31/2022	1.03	0	0	0.25%	-41.5%	12/31/2022	1.04	0	0	0.00%	-41.4%
12/31/2021	1.74	0	0	0.50%	0.0%	12/31/2021	1.76	0	0	0.25%	0.2%	12/31/2021	1.78	0	0	0.00%	0.5%
12/31/2020	1.74	0	0	0.50%	39.4%	12/31/2020	1.75	0	0	0.25%	39.8%	12/31/2020	1.77	0	0	0.00%	40.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond R6 Class - 06-FYX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$279,402	$277,159	59,069
Receivables: investments sold	-
Payables: investments purchased	(24,811)
Net assets	$254,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,591	271,322	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$254,591	271,322

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,843
Mortality & expense charges			(3,368)
Net investment income (loss)			10,475

Gain (loss) on investments:
Net realized gain (loss)			361
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,769)
Net gain (loss)			(7,408)

Increase (decrease) in net assets from operations			$3,067

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,475	$9,291
Net realized gain (loss)		361	(74,188)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(7,769)	96,323

Increase (decrease) in net assets from operations		3,067	31,426

Contract owner transactions:
Proceeds from units sold		27,484	266,350
Cost of units redeemed		(34,870)	(424,765)
Account charges		(185)	(147)
Increase (decrease)		(7,571)	(158,562)
Net increase (decrease)		(4,504)	(127,136)
Net assets, beginning		259,095	386,231
Net assets, ending		$254,591	$259,095

Units sold		29,768	307,477
Units redeemed		(37,242)	(473,341)
Net increase (decrease)		(7,474)	(165,864)
Units outstanding, beginning		278,796	444,660
Units outstanding, ending		271,322	278,796

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,462,021
Cost of units redeemed/account charges			(1,201,051)
Net investment income (loss)			88,775
Net realized gain (loss)			(97,397)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,243
Net assets			$254,591

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	271	$255	1.25%	1.0%	12/31/2024	$0.96	0	$0	1.00%	1.2%	12/31/2024	$0.97	0	$0	0.75%	1.5%
12/31/2023	0.93	279	259	1.25%	7.0%	12/31/2023	0.94	0	0	1.00%	7.3%	12/31/2023	0.96	0	0	0.75%	7.5%
12/31/2022	0.87	445	386	1.25%	-13.6%	12/31/2022	0.88	0	0	1.00%	-13.3%	12/31/2022	0.89	0	0	0.75%	-13.1%
12/31/2021	1.00	399	401	1.25%	-11.0%	12/31/2021	1.02	0	0	1.00%	-10.8%	12/31/2021	1.03	0	0	0.75%	-10.6%
12/31/2020	1.13	571	645	1.25%	7.2%	12/31/2020	1.14	0	0	1.00%	7.5%	12/31/2020	1.15	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	1.7%	12/31/2024	$1.01	0	$0	0.25%	2.0%	12/31/2024	$1.03	0	$0	0.00%	2.2%
12/31/2023	0.98	0	0	0.50%	7.8%	12/31/2023	0.99	0	0	0.25%	8.1%	12/31/2023	1.01	0	0	0.00%	8.3%
12/31/2022	0.91	0	0	0.50%	-12.9%	12/31/2022	0.92	0	0	0.25%	-12.7%	12/31/2022	0.93	0	0	0.00%	-12.5%
12/31/2021	1.04	0	0	0.50%	-10.4%	12/31/2021	1.05	0	0	0.25%	-10.2%	12/31/2021	1.06	0	0	0.00%	-9.9%
12/31/2020	1.16	0	0	0.50%	8.0%	12/31/2020	1.17	0	0	0.25%	8.3%	12/31/2020	1.18	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.4%
2023	3.9%
2022	3.4%
2021	3.2%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate R6 Class - 06-GCC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,998	$34,998	3,704
Receivables: investments sold	-
Payables: investments purchased	(10,547)
Net assets	$24,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,451	20,080	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$24,451	20,080

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$447
Mortality & expense charges			(55)
Net investment income (loss)			392

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$392

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$392	$-
Net realized gain (loss)		-	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		392	(6)

Contract owner transactions:
Proceeds from units sold		34,617	-
Cost of units redeemed		(10,558)	-
Account charges		-	-
Increase (decrease)		24,059	-
Net increase (decrease)		24,451	(6)
Net assets, beginning		-	6
Net assets, ending		$24,451	$-

Units sold		28,751	-
Units redeemed		(8,671)	(6)
Net increase (decrease)		20,080	(6)
Units outstanding, beginning		-	6
Units outstanding, ending		20,080	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,121,073
Cost of units redeemed/account charges			(1,074,700)
Net investment income (loss)			50,703
Net realized gain (loss)			(72,625)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$24,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	20	$24	1.25%	7.6%	12/31/2024	$1.24	0	$0	1.00%	7.8%	12/31/2024	$1.26	0	$0	0.75%	8.1%
12/31/2023	1.13	0	0	1.25%	10.3%	12/31/2023	1.15	0	0	1.00%	10.6%	12/31/2023	1.17	0	0	0.75%	10.8%
12/31/2022	1.03	0	0	1.25%	-1.2%	12/31/2022	1.04	0	0	1.00%	-0.9%	12/31/2022	1.06	0	0	0.75%	-0.7%
12/31/2021	1.04	40	42	1.25%	7.8%	12/31/2021	1.05	0	0	1.00%	8.0%	12/31/2021	1.06	0	0	0.75%	8.3%
12/31/2020	0.96	299	288	1.25%	-5.2%	12/31/2020	0.97	0	0	1.00%	-5.0%	12/31/2020	0.98	0	0	0.75%	-4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	8.4%	12/31/2024	$1.31	0	$0	0.25%	8.6%	12/31/2024	$1.34	0	$0	0.00%	8.9%
12/31/2023	1.19	0	0	0.50%	11.1%	12/31/2023	1.21	0	0	0.25%	11.4%	12/31/2023	1.23	0	0	0.00%	11.7%
12/31/2022	1.07	0	0	0.50%	-0.4%	12/31/2022	1.08	0	0	0.25%	-0.2%	12/31/2022	1.10	0	0	0.00%	0.1%
12/31/2021	1.07	0	0	0.50%	8.6%	12/31/2021	1.09	0	0	0.25%	8.8%	12/31/2021	1.10	0	0	0.00%	9.1%
12/31/2020	0.99	0	0	0.50%	-4.5%	12/31/2020	1.00	0	0	0.25%	-4.2%	12/31/2020	1.01	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	0.0%
2022	12.9%
2021	2.4%
2020	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc MidCapGr R6 Class - 06-3F3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,806,080	$1,468,929	51,775
Receivables: investments sold	-
Payables: investments purchased	(22,936)
Net assets	$1,783,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,783,144	988,275	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.96
Total	$1,783,144	988,275

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,338)
Net investment income (loss)			(19,338)

Gain (loss) on investments:
Net realized gain (loss)			63,882
Realized gain distributions			69,614
Net change in unrealized appreciation (depreciation)			215,674
Net gain (loss)			349,170

Increase (decrease) in net assets from operations			$329,832

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,338)	$(14,615)
Net realized gain (loss)		63,882	(8,943)
Realized gain distributions		69,614	-
Net change in unrealized appreciation (depreciation)		215,674	168,716

Increase (decrease) in net assets from operations		329,832	145,158

Contract owner transactions:
Proceeds from units sold		462,164	389,086
Cost of units redeemed		(405,988)	(353,184)
Account charges		(4,555)	(3,580)
Increase (decrease)		51,621	32,322
Net increase (decrease)		381,453	177,480
Net assets, beginning		1,401,691	1,224,211
Net assets, ending		$1,783,144	$1,401,691

Units sold		283,582	282,597
Units redeemed		(250,808)	(261,677)
Net increase (decrease)		32,774	20,920
Units outstanding, beginning		955,501	934,581
Units outstanding, ending		988,275	955,501

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,054,575
Cost of units redeemed/account charges			(1,710,186)
Net investment income (loss)			(41,566)
Net realized gain (loss)			31,358
Realized gain distributions			111,812
Net change in unrealized appreciation (depreciation)			337,151
Net assets			$1,783,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	988	$1,783	1.25%	23.0%	12/31/2024	$1.83	0	$0	1.00%	23.3%	12/31/2024	$1.86	0	$0	0.75%	23.6%
12/31/2023	1.47	956	1,402	1.25%	12.0%	12/31/2023	1.49	0	0	1.00%	12.3%	12/31/2023	1.51	0	0	0.75%	12.5%
12/31/2022	1.31	935	1,224	1.25%	-31.7%	12/31/2022	1.32	0	0	1.00%	-31.5%	12/31/2022	1.34	0	0	0.75%	-31.3%
12/31/2021	1.92	149	286	1.25%	17.8%	12/31/2021	1.93	0	0	1.00%	18.1%	12/31/2021	1.95	0	0	0.75%	18.4%
12/31/2020	1.63	80	130	1.25%	39.0%	12/31/2020	1.64	0	0	1.00%	39.3%	12/31/2020	1.65	0	0	0.75%	39.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	0.50%	23.9%	12/31/2024	$1.93	0	$0	0.25%	24.2%	12/31/2024	$1.96	0	$0	0.00%	24.6%
12/31/2023	1.53	0	0	0.50%	12.8%	12/31/2023	1.55	0	0	0.25%	13.1%	12/31/2023	1.57	0	0	0.00%	13.4%
12/31/2022	1.36	0	0	0.50%	-31.2%	12/31/2022	1.37	0	0	0.25%	-31.0%	12/31/2022	1.39	0	0	0.00%	-30.8%
12/31/2021	1.97	0	0	0.50%	18.7%	12/31/2021	1.99	0	0	0.25%	19.0%	12/31/2021	2.00	0	0	0.00%	19.3%
12/31/2020	1.66	0	0	0.50%	40.0%	12/31/2020	1.67	0	0	0.25%	40.4%	12/31/2020	1.68	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min R6 Class - 06-34Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$947,122	$881,014	37,786
Receivables: investments sold	33,824
Payables: investments purchased	-
Net assets	$980,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$980,946	567,382	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$980,946	567,382

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,897
Mortality & expense charges			(11,383)
Net investment income (loss)			(486)

Gain (loss) on investments:
Net realized gain (loss)			20,482
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76,224
Net gain (loss)			96,706

Increase (decrease) in net assets from operations			$96,220

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(486)	$909
Net realized gain (loss)		20,482	(24,617)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		76,224	69,114

Increase (decrease) in net assets from operations		96,220	45,406

Contract owner transactions:
Proceeds from units sold		263,294	444,758
Cost of units redeemed		(187,040)	(296,137)
Account charges		(1,358)	(1,080)
Increase (decrease)		74,896	147,541
Net increase (decrease)		171,116	192,947
Net assets, beginning		809,830	616,883
Net assets, ending		$980,946	$809,830

Units sold		146,974	287,098
Units redeemed		(104,448)	(184,016)
Net increase (decrease)		42,526	103,082
Units outstanding, beginning		524,856	421,774
Units outstanding, ending		567,382	524,856

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,563,351
Cost of units redeemed/account charges			(653,012)
Net investment income (loss)			14,945
Net realized gain (loss)			(10,446)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,108
Net assets			$980,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	567	$981	1.25%	12.1%	12/31/2024	$1.76	0	$0	1.00%	12.3%	12/31/2024	$1.79	0	$0	0.75%	12.6%
12/31/2023	1.54	525	810	1.25%	5.5%	12/31/2023	1.57	0	0	1.00%	5.8%	12/31/2023	1.59	0	0	0.75%	6.0%
12/31/2022	1.46	422	617	1.25%	-17.6%	12/31/2022	1.48	0	0	1.00%	-17.4%	12/31/2022	1.50	0	0	0.75%	-17.2%
12/31/2021	1.77	308	546	1.25%	-3.7%	12/31/2021	1.79	0	0	1.00%	-3.4%	12/31/2021	1.81	0	0	0.75%	-3.2%
12/31/2020	1.84	69	127	1.25%	34.9%	12/31/2020	1.86	0	0	1.00%	35.3%	12/31/2020	1.87	0	0	0.75%	35.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	12.9%	12/31/2024	$1.85	0	$0	0.25%	13.2%	12/31/2024	$1.88	0	$0	0.00%	13.5%
12/31/2023	1.61	0	0	0.50%	6.3%	12/31/2023	1.63	0	0	0.25%	6.6%	12/31/2023	1.66	0	0	0.00%	6.8%
12/31/2022	1.52	0	0	0.50%	-17.0%	12/31/2022	1.53	0	0	0.25%	-16.8%	12/31/2022	1.55	0	0	0.00%	-16.5%
12/31/2021	1.83	0	0	0.50%	-2.9%	12/31/2021	1.84	0	0	0.25%	-2.7%	12/31/2021	1.86	0	0	0.00%	-2.5%
12/31/2020	1.88	0	0	0.50%	36.0%	12/31/2020	1.89	0	0	0.25%	36.3%	12/31/2020	1.91	0	0	0.00%	36.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	0.8%
2021	5.2%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts A Class - 06-466

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,658,418	$1,591,918	42,942
Receivables: investments sold	7,748
Payables: investments purchased	-
Net assets	$1,666,166

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,466,847	1,109,389	$1.32
Band 100	199,131	145,045	1.37
Band 75	-	-	1.43
Band 50	188	127	1.48
Band 25	-	-	1.54
Band 0	-	-	1.60
Total	$1,666,166	1,254,561

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$89
Mortality & expense charges			(26,751)
Net investment income (loss)			(26,662)

Gain (loss) on investments:
Net realized gain (loss)			100,386
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(104,617)
Net gain (loss)			(4,231)

Increase (decrease) in net assets from operations			$(30,893)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,662)	$(21,691)
Net realized gain (loss)		100,386	(40,673)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(104,617)	371,245

Increase (decrease) in net assets from operations		(30,893)	308,881

Contract owner transactions:
Proceeds from units sold		261,342	293,586
Cost of units redeemed		(1,334,897)	(1,041,797)
Account charges		(1,523)	(2,224)
Increase (decrease)		(1,075,078)	(750,435)
Net increase (decrease)		(1,105,971)	(441,554)
Net assets, beginning		2,772,137	3,213,691
Net assets, ending		$1,666,166	$2,772,137

Units sold		191,991	220,720
Units redeemed		(973,529)	(776,863)
Net increase (decrease)		(781,538)	(556,143)
Units outstanding, beginning		2,036,099	2,592,242
Units outstanding, ending		1,254,561	2,036,099

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$44,387,508
Cost of units redeemed/account charges			(45,512,257)
Net investment income (loss)			(823,300)
Net realized gain (loss)			2,975,823
Realized gain distributions			571,892
Net change in unrealized appreciation (depreciation)			66,500
Net assets			$1,666,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	1,109	$1,467	1.25%	-2.6%	12/31/2024	$1.37	145	$199	1.00%	-2.4%	12/31/2024	$1.43	0	$0	0.75%	-2.1%
12/31/2023	1.36	1,883	2,557	1.25%	9.8%	12/31/2023	1.41	153	215	1.00%	10.1%	12/31/2023	1.46	0	0	0.75%	10.3%
12/31/2022	1.24	2,405	2,974	1.25%	-26.1%	12/31/2022	1.28	187	239	1.00%	-25.9%	12/31/2022	1.32	0	0	0.75%	-25.7%
12/31/2021	1.67	2,885	4,828	1.25%	-8.7%	12/31/2021	1.72	219	378	1.00%	-8.4%	12/31/2021	1.78	0	0	0.75%	-8.2%
12/31/2020	1.83	3,641	6,670	1.25%	15.8%	12/31/2020	1.88	252	474	1.00%	16.1%	12/31/2020	1.94	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	-1.9%	12/31/2024	$1.54	0	$0	0.25%	-1.6%	12/31/2024	$1.60	0	$0	0.00%	-1.4%
12/31/2023	1.51	0	0	0.50%	10.6%	12/31/2023	1.56	0	0	0.25%	10.9%	12/31/2023	1.62	0	0	0.00%	11.2%
12/31/2022	1.36	0	0	0.50%	-25.5%	12/31/2022	1.41	0	0	0.25%	-25.3%	12/31/2022	1.46	0	0	0.00%	-25.2%
12/31/2021	1.83	0	0	0.50%	-8.0%	12/31/2021	1.89	0	0	0.25%	-7.7%	12/31/2021	1.95	0	0	0.00%	-7.5%
12/31/2020	1.99	2	4	0.50%	16.6%	12/31/2020	2.05	0	0	0.25%	16.9%	12/31/2020	2.10	93	197	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.5%
2022	0.5%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts Y Class - 06-571

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320,464	$320,747	8,422
Receivables: investments sold	350
Payables: investments purchased	-
Net assets	$320,814

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$320,814	278,615	$1.15
Band 100	-	-	1.19
Band 75	-	-	1.23
Band 50	-	-	1.27
Band 25	-	-	1.31
Band 0	-	-	1.35
Total	$320,814	278,615

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$831
Mortality & expense charges			(8,025)
Net investment income (loss)			(7,194)

Gain (loss) on investments:
Net realized gain (loss)			(19,914)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,171
Net gain (loss)			(17,743)

Increase (decrease) in net assets from operations			$(24,937)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,194)	$(5,579)
Net realized gain (loss)		(19,914)	(5,960)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,171	143,400

Increase (decrease) in net assets from operations		(24,937)	131,861

Contract owner transactions:
Proceeds from units sold		123,879	287,833
Cost of units redeemed		(1,321,288)	(156,938)
Account charges		(624)	(1,141)
Increase (decrease)		(1,198,033)	129,754
Net increase (decrease)		(1,222,970)	261,615
Net assets, beginning		1,543,784	1,282,169
Net assets, ending		$320,814	$1,543,784

Units sold		103,892	250,632
Units redeemed		(1,134,381)	(137,713)
Net increase (decrease)		(1,030,489)	112,919
Units outstanding, beginning		1,309,104	1,196,185
Units outstanding, ending		278,615	1,309,104

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,987,113
Cost of units redeemed/account charges			(47,391,300)
Net investment income (loss)			(452,827)
Net realized gain (loss)			1,512,863
Realized gain distributions			665,248
Net change in unrealized appreciation (depreciation)			(283)
Net assets			$320,814

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	279	$321	1.25%	-2.4%	12/31/2024	$1.19	0	$0	1.00%	-2.1%	12/31/2024	$1.23	0	$0	0.75%	-1.9%
12/31/2023	1.18	1,309	1,544	1.25%	10.0%	12/31/2023	1.21	0	0	1.00%	10.3%	12/31/2023	1.25	0	0	0.75%	10.6%
12/31/2022	1.07	1,196	1,282	1.25%	-25.9%	12/31/2022	1.10	0	0	1.00%	-25.7%	12/31/2022	1.13	0	0	0.75%	-25.5%
12/31/2021	1.45	3,122	4,516	1.25%	-8.4%	12/31/2021	1.48	0	0	1.00%	-8.2%	12/31/2021	1.52	0	0	0.75%	-7.9%
12/31/2020	1.58	4,354	6,876	1.25%	16.0%	12/31/2020	1.61	0	0	1.00%	16.3%	12/31/2020	1.65	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	-1.6%	12/31/2024	$1.31	0	$0	0.25%	-1.4%	12/31/2024	$1.35	0	$0	0.00%	-1.1%
12/31/2023	1.29	0	0	0.50%	10.8%	12/31/2023	1.33	0	0	0.25%	11.1%	12/31/2023	1.37	0	0	0.00%	11.4%
12/31/2022	1.16	0	0	0.50%	-25.3%	12/31/2022	1.19	0	0	0.25%	-25.2%	12/31/2022	1.23	0	0	0.00%	-25.0%
12/31/2021	1.56	0	0	0.50%	-7.7%	12/31/2021	1.60	0	0	0.25%	-7.5%	12/31/2021	1.64	0	0	0.00%	-7.3%
12/31/2020	1.69	0	0	0.50%	16.9%	12/31/2020	1.73	0	0	0.25%	17.2%	12/31/2020	1.76	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.9%
2022	0.4%
2021	0.3%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global A Class - 06-763

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,386,992	$1,258,613	14,807
Receivables: investments sold	-
Payables: investments purchased	(394)
Net assets	$1,386,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,696	100,286	$3.05
Band 100	172,534	54,911	3.14
Band 75	-	-	3.24
Band 50	908,368	272,092	3.34
Band 25	-	-	3.44
Band 0	-	-	3.55
Total	$1,386,598	427,289

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,534)
Net investment income (loss)			(10,534)

Gain (loss) on investments:
Net realized gain (loss)			43,224
Realized gain distributions			148,530
Net change in unrealized appreciation (depreciation)			24,880
Net gain (loss)			216,634

Increase (decrease) in net assets from operations			$206,100

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,534)	$(9,213)
Net realized gain (loss)		43,224	(40,692)
Realized gain distributions		148,530	132,724
Net change in unrealized appreciation (depreciation)		24,880	256,020

Increase (decrease) in net assets from operations		206,100	338,839

Contract owner transactions:
Proceeds from units sold		132,457	140,578
Cost of units redeemed		(310,581)	(272,660)
Account charges		(288)	(257)
Increase (decrease)		(178,412)	(132,339)
Net increase (decrease)		27,688	206,500
Net assets, beginning		1,358,910	1,152,410
Net assets, ending		$1,386,598	$1,358,910

Units sold		47,652	55,000
Units redeemed		(104,568)	(115,988)
Net increase (decrease)		(56,916)	(60,988)
Units outstanding, beginning		484,205	545,193
Units outstanding, ending		427,289	484,205

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,679,227
Cost of units redeemed/account charges			(6,366,520)
Net investment income (loss)			(44,170)
Net realized gain (loss)			684,781
Realized gain distributions			1,304,901
Net change in unrealized appreciation (depreciation)			128,379
Net assets			$1,386,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.05	100	$306	1.25%	14.8%	12/31/2024	$3.14	55	$173	1.00%	15.1%	12/31/2024	$3.24	0	$0	0.75%	15.4%
12/31/2023	2.65	107	284	1.25%	32.4%	12/31/2023	2.73	87	238	1.00%	32.7%	12/31/2023	2.81	0	0	0.75%	33.0%
12/31/2022	2.01	136	273	1.25%	-33.0%	12/31/2022	2.06	53	110	1.00%	-32.8%	12/31/2022	2.11	0	0	0.75%	-32.7%
12/31/2021	2.99	133	399	1.25%	13.9%	12/31/2021	3.06	62	190	1.00%	14.2%	12/31/2021	3.13	0	0	0.75%	14.5%
12/31/2020	2.63	127	334	1.25%	26.0%	12/31/2020	2.68	80	215	1.00%	26.4%	12/31/2020	2.74	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.34	272	$908	0.50%	15.7%	12/31/2024	$3.44	0	$0	0.25%	16.0%	12/31/2024	$3.55	0	$0	0.00%	16.3%
12/31/2023	2.89	290	837	0.50%	33.4%	12/31/2023	2.97	0	0	0.25%	33.7%	12/31/2023	3.05	0	0	0.00%	34.0%
12/31/2022	2.16	356	770	0.50%	-32.5%	12/31/2022	2.22	0	0	0.25%	-32.3%	12/31/2022	2.28	0	0	0.00%	-32.1%
12/31/2021	3.20	425	1,361	0.50%	14.8%	12/31/2021	3.28	0	0	0.25%	15.1%	12/31/2021	3.35	0	0	0.00%	15.4%
12/31/2020	2.79	685	1,912	0.50%	27.0%	12/31/2020	2.85	0	0	0.25%	27.3%	12/31/2020	2.91	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Core Equity Fund Investor Class - 06-497

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,360,291	$3,341,105	56,379
Receivables: investments sold	-
Payables: investments purchased	(1,780)
Net assets	$3,358,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,358,511	672,229	$5.00
Band 100	-	-	5.18
Band 75	-	-	5.36
Band 50	-	-	5.56
Band 25	-	-	5.76
Band 0	-	-	5.96
Total	$3,358,511	672,229

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$77,719
Mortality & expense charges			(286,724)
Net investment income (loss)			(209,005)

Gain (loss) on investments:
Net realized gain (loss)			2,487,767
Realized gain distributions			295,851
Net change in unrealized appreciation (depreciation)			1,782,762
Net gain (loss)			4,566,380

Increase (decrease) in net assets from operations			$4,357,375

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(209,005)	$(159,972)
Net realized gain (loss)		2,487,767	(278,815)
Realized gain distributions		295,851	1,425,792
Net change in unrealized appreciation (depreciation)		1,782,762	4,279,543

Increase (decrease) in net assets from operations		4,357,375	5,266,548

Contract owner transactions:
Proceeds from units sold		1,315,845	1,418,531
Cost of units redeemed		(29,918,406)	(1,886,835)
Account charges		(458)	(671)
Increase (decrease)		(28,603,019)	(468,975)
Net increase (decrease)		(24,245,644)	4,797,573
Net assets, beginning		27,604,155	22,806,582
Net assets, ending		$3,358,511	$27,604,155

Units sold		283,955	370,319
Units redeemed		(6,078,657)	(495,861)
Net increase (decrease)		(5,794,702)	(125,542)
Units outstanding, beginning		6,466,931	6,592,473
Units outstanding, ending		672,229	6,466,931

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$60,519,033
Cost of units redeemed/account charges			(75,632,830)
Net investment income (loss)			(539,146)
Net realized gain (loss)			7,875,334
Realized gain distributions			11,116,934
Net change in unrealized appreciation (depreciation)			19,186
Net assets			$3,358,511

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.00	672	$3,359	1.25%	17.0%	12/31/2024	$5.18	0	$0	1.00%	17.3%	12/31/2024	$5.36	0	$0	0.75%	17.6%
12/31/2023	4.27	6,467	27,604	1.25%	23.4%	12/31/2023	4.41	0	0	1.00%	23.7%	12/31/2023	4.56	0	0	0.75%	24.0%
12/31/2022	3.46	6,592	22,807	1.25%	-19.6%	12/31/2022	3.57	0	0	1.00%	-19.4%	12/31/2022	3.68	0	0	0.75%	-19.2%
12/31/2021	4.30	6,436	27,699	1.25%	26.0%	12/31/2021	4.43	0	0	1.00%	26.3%	12/31/2021	4.55	0	0	0.75%	26.6%
12/31/2020	3.42	747	2,552	1.25%	19.7%	12/31/2020	3.50	0	0	1.00%	20.0%	12/31/2020	3.60	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.56	0	$0	0.50%	17.9%	12/31/2024	$5.76	0	$0	0.25%	18.2%	12/31/2024	$5.96	0	$0	0.00%	18.5%
12/31/2023	4.71	0	0	0.50%	24.3%	12/31/2023	4.87	0	0	0.25%	24.6%	12/31/2023	5.03	0	0	0.00%	24.9%
12/31/2022	3.79	0	0	0.50%	-19.0%	12/31/2022	3.91	0	0	0.25%	-18.8%	12/31/2022	4.03	0	0	0.00%	-18.6%
12/31/2021	4.68	0	0	0.50%	26.9%	12/31/2021	4.81	0	0	0.25%	27.2%	12/31/2021	4.95	0	0	0.00%	27.5%
12/31/2020	3.69	0	0	0.50%	20.6%	12/31/2020	3.78	0	0	0.25%	20.9%	12/31/2020	3.88	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.6%
2022	0.4%
2021	1.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Growth Fund - 06-496

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.65
Band 100	-	-	3.79
Band 75	-	-	3.92
Band 50	-	-	4.06
Band 25	-	-	4.21
Band 0	-	-	4.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,582)
Net investment income (loss)			(1,582)

Gain (loss) on investments:
Net realized gain (loss)			37,683
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,059)
Net gain (loss)			6,624

Increase (decrease) in net assets from operations			$5,042

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,582)	$(3,576)
Net realized gain (loss)		37,683	489
Realized gain distributions		-	7,410
Net change in unrealized appreciation (depreciation)		(31,059)	78,884

Increase (decrease) in net assets from operations		5,042	83,207

Contract owner transactions:
Proceeds from units sold		27,076	36,483
Cost of units redeemed		(296,168)	(128,299)
Account charges		-	-
Increase (decrease)		(269,092)	(91,816)
Net increase (decrease)		(264,050)	(8,609)
Net assets, beginning		264,050	272,659
Net assets, ending		$-	$264,050

Units sold		8,003	12,921
Units redeemed		(86,887)	(43,126)
Net increase (decrease)		(78,884)	(30,205)
Units outstanding, beginning		78,884	109,089
Units outstanding, ending		-	78,884

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,471,454
Cost of units redeemed/account charges			(4,907,527)
Net investment income (loss)			115,688
Net realized gain (loss)			352,691
Realized gain distributions			967,694
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.65	0	$0	1.25%	9.2%	12/31/2024	$3.79	0	$0	1.00%	9.4%	12/31/2024	$3.92	0	$0	0.75%	9.7%
12/31/2023	3.35	79	264	1.25%	33.9%	12/31/2023	3.46	0	0	1.00%	34.3%	12/31/2023	3.58	0	0	0.75%	34.6%
12/31/2022	2.50	109	273	1.25%	-34.3%	12/31/2022	2.58	0	0	1.00%	-34.2%	12/31/2022	2.66	0	0	0.75%	-34.0%
12/31/2021	3.81	92	352	1.25%	8.0%	12/31/2021	3.91	0	0	1.00%	8.3%	12/31/2021	4.03	0	0	0.75%	8.5%
12/31/2020	3.52	89	313	1.25%	27.0%	12/31/2020	3.62	0	0	1.00%	27.3%	12/31/2020	3.71	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.06	0	$0	0.50%	10.0%	12/31/2024	$4.21	0	$0	0.25%	10.3%	12/31/2024	$4.36	0	$0	0.00%	10.5%
12/31/2023	3.69	0	0	0.50%	34.9%	12/31/2023	3.82	0	0	0.25%	35.3%	12/31/2023	3.95	0	0	0.00%	35.6%
12/31/2022	2.74	0	0	0.50%	-33.9%	12/31/2022	2.82	0	0	0.25%	-33.7%	12/31/2022	2.91	0	0	0.00%	-33.5%
12/31/2021	4.14	0	0	0.50%	8.8%	12/31/2021	4.26	0	0	0.25%	9.1%	12/31/2021	4.38	0	0	0.00%	9.4%
12/31/2020	3.80	0	0	0.50%	28.0%	12/31/2020	3.90	0	0	0.25%	28.3%	12/31/2020	4.00	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	1.5%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Fund - 06-498

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,052,255	$990,570	28,122
Receivables: investments sold	-
Payables: investments purchased	(177)
Net assets	$1,052,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,052,078	317,890	$3.31
Band 100	-	-	3.43
Band 75	-	-	3.55
Band 50	-	-	3.68
Band 25	-	-	3.81
Band 0	-	-	3.95
Total	$1,052,078	317,890

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,070
Mortality & expense charges			(14,839)
Net investment income (loss)			(12,769)

Gain (loss) on investments:
Net realized gain (loss)			100,353
Realized gain distributions			95,134
Net change in unrealized appreciation (depreciation)			(103,630)
Net gain (loss)			91,857

Increase (decrease) in net assets from operations			$79,088

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,769)	$(21,801)
Net realized gain (loss)		100,353	14,096
Realized gain distributions		95,134	46,960
Net change in unrealized appreciation (depreciation)		(103,630)	193,157

Increase (decrease) in net assets from operations		79,088	232,412

Contract owner transactions:
Proceeds from units sold		100,350	291,138
Cost of units redeemed		(1,223,955)	(908,862)
Account charges		(486)	(310)
Increase (decrease)		(1,124,091)	(618,034)
Net increase (decrease)		(1,045,003)	(385,622)
Net assets, beginning		2,097,081	2,482,703
Net assets, ending		$1,052,078	$2,097,081

Units sold		31,187	103,669
Units redeemed		(401,553)	(322,097)
Net increase (decrease)		(370,366)	(218,428)
Units outstanding, beginning		688,256	906,684
Units outstanding, ending		317,890	688,256

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$28,094,781
Cost of units redeemed/account charges			(32,322,217)
Net investment income (loss)			(313,553)
Net realized gain (loss)			3,684,447
Realized gain distributions			1,846,935
Net change in unrealized appreciation (depreciation)			61,685
Net assets			$1,052,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.31	318	$1,052	1.25%	8.6%	12/31/2024	$3.43	0	$0	1.00%	8.9%	12/31/2024	$3.55	0	$0	0.75%	9.2%
12/31/2023	3.05	688	2,097	1.25%	11.3%	12/31/2023	3.15	0	0	1.00%	11.6%	12/31/2023	3.25	0	0	0.75%	11.8%
12/31/2022	2.74	907	2,483	1.25%	-22.5%	12/31/2022	2.82	0	0	1.00%	-22.3%	12/31/2022	2.91	0	0	0.75%	-22.1%
12/31/2021	3.53	1,119	3,956	1.25%	15.0%	12/31/2021	3.63	0	0	1.00%	15.2%	12/31/2021	3.74	0	0	0.75%	15.5%
12/31/2020	3.08	1,143	3,516	1.25%	13.5%	12/31/2020	3.15	0	0	1.00%	13.7%	12/31/2020	3.24	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.68	0	$0	0.50%	9.4%	12/31/2024	$3.81	0	$0	0.25%	9.7%	12/31/2024	$3.95	0	$0	0.00%	10.0%
12/31/2023	3.36	0	0	0.50%	12.1%	12/31/2023	3.48	0	0	0.25%	12.4%	12/31/2023	3.59	0	0	0.00%	12.7%
12/31/2022	3.00	0	0	0.50%	-22.0%	12/31/2022	3.09	0	0	0.25%	-21.8%	12/31/2022	3.19	0	0	0.00%	-21.6%
12/31/2021	3.84	0	0	0.50%	15.8%	12/31/2021	3.95	0	0	0.25%	16.1%	12/31/2021	4.06	0	0	0.00%	16.4%
12/31/2020	3.32	0	0	0.50%	14.3%	12/31/2020	3.40	0	0	0.25%	14.6%	12/31/2020	3.49	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.3%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Global Environmental Markets Fund Investor Class - 06-569

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$284,950	$227,135	12,665
Receivables: investments sold	159
Payables: investments purchased	-
Net assets	$285,109

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,444	69,917	$3.58
Band 100	34,665	9,306	3.73
Band 75	-	-	3.87
Band 50	-	-	4.03
Band 25	-	-	4.19
Band 0	-	-	4.36
Total	$285,109	79,223

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,125
Mortality & expense charges			(3,304)
Net investment income (loss)			(2,179)

Gain (loss) on investments:
Net realized gain (loss)			1,214
Realized gain distributions			11,665
Net change in unrealized appreciation (depreciation)			(2,729)
Net gain (loss)			10,150

Increase (decrease) in net assets from operations			$7,971

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,179)	$(1,237)
Net realized gain (loss)		1,214	42,354
Realized gain distributions		11,665	-
Net change in unrealized appreciation (depreciation)		(2,729)	5,102

Increase (decrease) in net assets from operations		7,971	46,219

Contract owner transactions:
Proceeds from units sold		35,916	28,229
Cost of units redeemed		(3,574)	(181,742)
Account charges		(3)	(113)
Increase (decrease)		32,339	(153,626)
Net increase (decrease)		40,310	(107,407)
Net assets, beginning		244,799	352,206
Net assets, ending		$285,109	$244,799

Units sold		9,784	8,899
Units redeemed		(989)	(55,360)
Net increase (decrease)		8,795	(46,461)
Units outstanding, beginning		70,428	116,889
Units outstanding, ending		79,223	70,428

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,494,352
Cost of units redeemed/account charges			(1,444,394)
Net investment income (loss)			(28,417)
Net realized gain (loss)			146,265
Realized gain distributions			59,488
Net change in unrealized appreciation (depreciation)			57,815
Net assets			$285,109

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.58	70	$250	1.25%	3.6%	12/31/2024	$3.73	9	$35	1.00%	3.8%	12/31/2024	$3.87	0	$0	0.75%	4.1%
12/31/2023	3.46	61	211	1.25%	15.1%	12/31/2023	3.59	9	33	1.00%	15.4%	12/31/2023	3.72	0	0	0.75%	15.7%
12/31/2022	3.00	108	323	1.25%	-23.6%	12/31/2022	3.11	9	29	1.00%	-23.4%	12/31/2022	3.22	0	0	0.75%	-23.2%
12/31/2021	3.93	97	380	1.25%	20.4%	12/31/2021	4.06	10	40	1.00%	20.7%	12/31/2021	4.19	0	0	0.75%	21.0%
12/31/2020	3.26	105	344	1.25%	24.1%	12/31/2020	3.36	10	33	1.00%	24.5%	12/31/2020	3.46	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.03	0	$0	0.50%	4.3%	12/31/2024	$4.19	0	$0	0.25%	4.6%	12/31/2024	$4.36	0	$0	0.00%	4.9%
12/31/2023	3.86	0	0	0.50%	16.0%	12/31/2023	4.00	0	0	0.25%	16.3%	12/31/2023	4.15	0	0	0.00%	16.6%
12/31/2022	3.33	0	0	0.50%	-23.0%	12/31/2022	3.44	0	0	0.25%	-22.8%	12/31/2022	3.56	0	0	0.00%	-22.6%
12/31/2021	4.32	0	0	0.50%	21.3%	12/31/2021	4.46	0	0	0.25%	21.6%	12/31/2021	4.61	0	0	0.00%	22.0%
12/31/2020	3.56	0	0	0.50%	25.1%	12/31/2020	3.67	0	0	0.25%	25.4%	12/31/2020	3.78	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.9%
2022	0.2%
2021	0.5%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Sustainable Alloc Inv Investor Class - 06-568

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,112,308	$1,115,598	43,073
Receivables: investments sold	-
Payables: investments purchased	(163)
Net assets	$1,112,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$974,945	343,870	$2.84
Band 100	137,200	46,533	2.95
Band 75	-	-	3.07
Band 50	-	-	3.19
Band 25	-	-	3.32
Band 0	-	-	3.45
Total	$1,112,145	390,403

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,211
Mortality & expense charges			(13,420)
Net investment income (loss)			7,791

Gain (loss) on investments:
Net realized gain (loss)			331
Realized gain distributions			19,233
Net change in unrealized appreciation (depreciation)			38,402
Net gain (loss)			57,966

Increase (decrease) in net assets from operations			$65,757

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,791	$1,788
Net realized gain (loss)		331	(9,529)
Realized gain distributions		19,233	19,952
Net change in unrealized appreciation (depreciation)		38,402	95,234

Increase (decrease) in net assets from operations		65,757	107,445

Contract owner transactions:
Proceeds from units sold		87,722	85,839
Cost of units redeemed		(61,647)	(89,357)
Account charges		(43)	(237)
Increase (decrease)		26,032	(3,755)
Net increase (decrease)		91,789	103,690
Net assets, beginning		1,020,356	916,666
Net assets, ending		$1,112,145	$1,020,356

Units sold		31,967	34,325
Units redeemed		(21,543)	(35,597)
Net increase (decrease)		10,424	(1,272)
Units outstanding, beginning		379,979	381,251
Units outstanding, ending		390,403	379,979

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,188,854
Cost of units redeemed/account charges			(2,682,752)
Net investment income (loss)			14,672
Net realized gain (loss)			166,737
Realized gain distributions			427,924
Net change in unrealized appreciation (depreciation)			(3,290)
Net assets			$1,112,145

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.84	344	$975	1.25%	6.2%	12/31/2024	$2.95	47	$137	1.00%	6.4%	12/31/2024	$3.07	0	$0	0.75%	6.7%
12/31/2023	2.67	325	867	1.25%	11.8%	12/31/2023	2.77	55	153	1.00%	12.0%	12/31/2023	2.87	0	0	0.75%	12.3%
12/31/2022	2.39	313	748	1.25%	-17.5%	12/31/2022	2.47	68	168	1.00%	-17.3%	12/31/2022	2.56	0	0	0.75%	-17.1%
12/31/2021	2.90	379	1,097	1.25%	13.9%	12/31/2021	2.99	73	219	1.00%	14.2%	12/31/2021	3.09	0	0	0.75%	14.4%
12/31/2020	2.54	387	985	1.25%	14.8%	12/31/2020	2.62	73	192	1.00%	15.1%	12/31/2020	2.70	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.19	0	$0	0.50%	7.0%	12/31/2024	$3.32	0	$0	0.25%	7.2%	12/31/2024	$3.45	0	$0	0.00%	7.5%
12/31/2023	2.98	0	0	0.50%	12.6%	12/31/2023	3.09	0	0	0.25%	12.9%	12/31/2023	3.21	0	0	0.00%	13.2%
12/31/2022	2.65	0	0	0.50%	-16.9%	12/31/2022	2.74	0	0	0.25%	-16.7%	12/31/2022	2.83	0	0	0.00%	-16.5%
12/31/2021	3.18	0	0	0.50%	14.7%	12/31/2021	3.29	0	0	0.25%	15.0%	12/31/2021	3.39	0	0	0.00%	15.3%
12/31/2020	2.78	0	0	0.50%	15.7%	12/31/2020	2.86	0	0	0.25%	16.0%	12/31/2020	2.94	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.4%
2022	1.1%
2021	1.1%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Emerging Markets Bond Investor Class - 06-501

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,893	$33,579	3,163
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$32,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,904	23,514	$1.40
Band 100	-	-	1.45
Band 75	-	-	1.50
Band 50	-	-	1.56
Band 25	-	-	1.61
Band 0	-	-	1.67
Total	$32,904	23,514

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,305
Mortality & expense charges			(372)
Net investment income (loss)			1,933

Gain (loss) on investments:
Net realized gain (loss)			863
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(958)
Net gain (loss)			(95)

Increase (decrease) in net assets from operations			$1,838

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,933	$1,061
Net realized gain (loss)		863	(3,654)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(958)	4,083

Increase (decrease) in net assets from operations		1,838	1,490

Contract owner transactions:
Proceeds from units sold		62,627	13,297
Cost of units redeemed		(47,243)	(12,565)
Account charges		(5)	(1)
Increase (decrease)		15,379	731
Net increase (decrease)		17,217	2,221
Net assets, beginning		15,687	13,466
Net assets, ending		$32,904	$15,687

Units sold		45,204	10,911
Units redeemed		(33,636)	(10,342)
Net increase (decrease)		11,568	569
Units outstanding, beginning		11,946	11,377
Units outstanding, ending		23,514	11,946

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,030,007
Cost of units redeemed/account charges			(3,180,199)
Net investment income (loss)			259,534
Net realized gain (loss)			(94,380)
Realized gain distributions			18,628
Net change in unrealized appreciation (depreciation)			(686)
Net assets			$32,904

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	24	$33	1.25%	6.6%	12/31/2024	$1.45	0	$0	1.00%	6.8%	12/31/2024	$1.50	0	$0	0.75%	7.1%
12/31/2023	1.31	12	16	1.25%	10.9%	12/31/2023	1.36	0	0	1.00%	11.2%	12/31/2023	1.40	0	0	0.75%	11.5%
12/31/2022	1.18	11	13	1.25%	-18.4%	12/31/2022	1.22	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.45	11	16	1.25%	-3.6%	12/31/2021	1.49	0	0	1.00%	-3.3%	12/31/2021	1.53	0	0	0.75%	-3.1%
12/31/2020	1.50	2	2	1.25%	4.8%	12/31/2020	1.54	0	0	1.00%	5.1%	12/31/2020	1.58	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	7.4%	12/31/2024	$1.61	0	$0	0.25%	7.6%	12/31/2024	$1.67	0	$0	0.00%	7.9%
12/31/2023	1.45	0	0	0.50%	11.8%	12/31/2023	1.50	0	0	0.25%	12.1%	12/31/2023	1.55	0	0	0.00%	12.3%
12/31/2022	1.30	0	0	0.50%	-17.8%	12/31/2022	1.34	0	0	0.25%	-17.6%	12/31/2022	1.38	0	0	0.00%	-17.4%
12/31/2021	1.58	0	0	0.50%	-2.9%	12/31/2021	1.62	0	0	0.25%	-2.6%	12/31/2021	1.67	0	0	0.00%	-2.4%
12/31/2020	1.62	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.9%	12/31/2020	1.71	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	9.5%
2023	9.0%
2022	6.8%
2021	1.2%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,184	$1,246	132
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,185	1,061	$1.12
Band 100	-	-	1.16
Band 75	-	-	1.20
Band 50	-	-	1.24
Band 25	-	-	1.29
Band 0	-	-	1.33
Total	$1,185	1,061

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$85
Mortality & expense charges			(40)
Net investment income (loss)			45

Gain (loss) on investments:
Net realized gain (loss)			(33)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			211
Net gain (loss)			178

Increase (decrease) in net assets from operations			$223

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45	$343
Net realized gain (loss)		(33)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		211	(273)

Increase (decrease) in net assets from operations		223	70

Contract owner transactions:
Proceeds from units sold		2,005	6,090
Cost of units redeemed		(7,203)	-
Account charges		-	-
Increase (decrease)		(5,198)	6,090
Net increase (decrease)		(4,975)	6,160
Net assets, beginning		6,160	-
Net assets, ending		$1,185	$6,160

Units sold		1,845	5,863
Units redeemed		(6,647)	-
Net increase (decrease)		(4,802)	5,863
Units outstanding, beginning		5,863	-
Units outstanding, ending		1,061	5,863

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,095
Cost of units redeemed/account charges			(7,203)
Net investment income (loss)			388
Net realized gain (loss)			(33)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(62)
Net assets			$1,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	1	$1	1.25%	6.3%	12/31/2024	$1.16	0	$0	1.00%	6.5%	12/31/2024	$1.20	0	$0	0.75%	6.8%
12/31/2023	1.05	6	6	1.25%	4.3%	12/31/2023	1.09	0	0	1.00%	4.6%	12/31/2023	1.12	0	0	0.75%	4.8%
12/31/2022	1.01	0	0	1.25%	-5.6%	12/31/2022	1.04	0	0	1.00%	-5.4%	12/31/2022	1.07	0	0	0.75%	-5.1%
12/31/2021	1.07	0	0	1.25%	2.1%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.13	0	0	0.75%	2.6%
12/31/2020	1.04	0	0	1.25%	0.2%	12/31/2020	1.07	0	0	1.00%	0.5%	12/31/2020	1.10	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	7.1%	12/31/2024	$1.29	0	$0	0.25%	7.4%	12/31/2024	$1.33	0	$0	0.00%	7.6%
12/31/2023	1.16	0	0	0.50%	5.1%	12/31/2023	1.20	0	0	0.25%	5.4%	12/31/2023	1.24	0	0	0.00%	5.6%
12/31/2022	1.10	0	0	0.50%	-4.9%	12/31/2022	1.14	0	0	0.25%	-4.6%	12/31/2022	1.17	0	0	0.00%	-4.4%
12/31/2021	1.16	0	0	0.50%	2.9%	12/31/2021	1.19	0	0	0.25%	3.1%	12/31/2021	1.23	0	0	0.00%	3.4%
12/31/2020	1.13	0	0	0.50%	1.0%	12/31/2020	1.16	0	0	0.25%	1.2%	12/31/2020	1.19	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	11.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.20
Band 75	-	-	1.24
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	1.25%	6.5%	12/31/2024	$1.20	0	$0	1.00%	6.8%	12/31/2024	$1.24	0	$0	0.75%	7.1%
12/31/2023	1.09	0	0	1.25%	4.5%	12/31/2023	1.12	0	0	1.00%	4.8%	12/31/2023	1.16	0	0	0.75%	5.0%
12/31/2022	1.04	0	0	1.25%	-5.3%	12/31/2022	1.07	0	0	1.00%	-5.1%	12/31/2022	1.10	0	0	0.75%	-4.8%
12/31/2021	1.10	0	0	1.25%	2.3%	12/31/2021	1.13	0	0	1.00%	2.6%	12/31/2021	1.16	0	0	0.75%	2.9%
12/31/2020	1.07	0	0	1.25%	0.5%	12/31/2020	1.10	0	0	1.00%	0.8%	12/31/2020	1.13	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	7.3%	12/31/2024	$1.33	0	$0	0.25%	7.6%	12/31/2024	$1.38	0	$0	0.00%	7.9%
12/31/2023	1.20	0	0	0.50%	5.3%	12/31/2023	1.24	0	0	0.25%	5.6%	12/31/2023	1.28	0	0	0.00%	5.8%
12/31/2022	1.14	0	0	0.50%	-4.6%	12/31/2022	1.17	0	0	0.25%	-4.4%	12/31/2022	1.21	0	0	0.00%	-4.1%
12/31/2021	1.19	0	0	0.50%	3.1%	12/31/2021	1.23	0	0	0.25%	3.4%	12/31/2021	1.26	0	0	0.00%	3.6%
12/31/2020	1.16	0	0	0.50%	1.3%	12/31/2020	1.19	0	0	0.25%	1.5%	12/31/2020	1.22	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Sm Cap Gr Fund I Class - 06-627 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.76
Band 100	-	-	2.84
Band 75	-	-	2.93
Band 50	-	-	3.03
Band 25	-	-	3.13
Band 0	-	-	3.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,967,393
Cost of units redeemed/account charges			(14,188,013)
Net investment income (loss)			(317,968)
Net realized gain (loss)			(2,207,223)
Realized gain distributions			4,745,811
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.76	0	$0	1.25%	13.9%	12/31/2024	$2.84	0	$0	1.00%	14.2%	12/31/2024	$2.93	0	$0	0.75%	14.5%
12/31/2023	2.42	0	0	1.25%	23.5%	12/31/2023	2.49	0	0	1.00%	23.8%	12/31/2023	2.56	0	0	0.75%	24.1%
12/31/2022	1.96	0	0	1.25%	-27.8%	12/31/2022	2.01	0	0	1.00%	-27.6%	12/31/2022	2.07	0	0	0.75%	-27.4%
12/31/2021	2.71	0	0	1.25%	9.0%	12/31/2021	2.78	0	0	1.00%	9.3%	12/31/2021	2.85	0	0	0.75%	9.6%
12/31/2020	2.49	93	231	1.25%	28.6%	12/31/2020	2.54	0	0	1.00%	29.0%	12/31/2020	2.60	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.03	0	$0	0.50%	14.8%	12/31/2024	$3.13	0	$0	0.25%	15.0%	12/31/2024	$3.23	0	$0	0.00%	15.3%
12/31/2023	2.64	0	0	0.50%	24.4%	12/31/2023	2.72	0	0	0.25%	24.7%	12/31/2023	2.80	0	0	0.00%	25.0%
12/31/2022	2.12	0	0	0.50%	-27.2%	12/31/2022	2.18	0	0	0.25%	-27.0%	12/31/2022	2.24	0	0	0.00%	-26.9%
12/31/2021	2.92	0	0	0.50%	9.9%	12/31/2021	2.99	0	0	0.25%	10.1%	12/31/2021	3.06	0	0	0.00%	10.4%
12/31/2020	2.65	0	0	0.50%	29.6%	12/31/2020	2.71	0	0	0.25%	29.9%	12/31/2020	2.77	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund A Class - 06-834

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,296,119	$2,443,492	279,133
Receivables: investments sold	-
Payables: investments purchased	(4,435)
Net assets	$2,291,684

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,684,980	1,541,708	$1.09
Band 100	350,503	311,121	1.13
Band 75	-	-	1.16
Band 50	256,201	214,037	1.20
Band 25	-	-	1.23
Band 0	-	-	1.27
Total	$2,291,684	2,066,866

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$100,279
Mortality & expense charges			(29,264)
Net investment income (loss)			71,015

Gain (loss) on investments:
Net realized gain (loss)			(121,220)
Realized gain distributions			14,617
Net change in unrealized appreciation (depreciation)			51,736
Net gain (loss)			(54,867)

Increase (decrease) in net assets from operations			$16,148

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,015	$67,906
Net realized gain (loss)		(121,220)	(268,212)
Realized gain distributions		14,617	-
Net change in unrealized appreciation (depreciation)		51,736	409,025

Increase (decrease) in net assets from operations		16,148	208,719

Contract owner transactions:
Proceeds from units sold		768,462	765,642
Cost of units redeemed		(1,593,479)	(1,939,742)
Account charges		(3,657)	(6,159)
Increase (decrease)		(828,674)	(1,180,259)
Net increase (decrease)		(812,526)	(971,540)
Net assets, beginning		3,104,210	4,075,750
Net assets, ending		$2,291,684	$3,104,210

Units sold		726,250	741,557
Units redeemed		(1,510,449)	(1,840,502)
Net increase (decrease)		(784,199)	(1,098,945)
Units outstanding, beginning		2,851,065	3,950,010
Units outstanding, ending		2,066,866	2,851,065

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,089,596
Cost of units redeemed/account charges			(36,993,370)
Net investment income (loss)			1,483,302
Net realized gain (loss)			(493,388)
Realized gain distributions			352,917
Net change in unrealized appreciation (depreciation)			(147,373)
Net assets			$2,291,684

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	1,542	$1,685	1.25%	1.3%	12/31/2024	$1.13	311	$351	1.00%	1.6%	12/31/2024	$1.16	0	$0	0.75%	1.8%
12/31/2023	1.08	2,350	2,535	1.25%	5.3%	12/31/2023	1.11	293	325	1.00%	5.6%	12/31/2023	1.14	0	0	0.75%	5.9%
12/31/2022	1.02	3,346	3,427	1.25%	-15.7%	12/31/2022	1.05	338	355	1.00%	-15.5%	12/31/2022	1.08	0	0	0.75%	-15.2%
12/31/2021	1.21	3,268	3,969	1.25%	-0.9%	12/31/2021	1.24	354	440	1.00%	-0.6%	12/31/2021	1.27	0	0	0.75%	-0.4%
12/31/2020	1.22	3,632	4,449	1.25%	7.2%	12/31/2020	1.25	390	488	1.00%	7.4%	12/31/2020	1.28	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	214	$256	0.50%	2.1%	12/31/2024	$1.23	0	$0	0.25%	2.3%	12/31/2024	$1.27	0	$0	0.00%	2.6%
12/31/2023	1.17	208	244	0.50%	6.1%	12/31/2023	1.21	0	0	0.25%	6.4%	12/31/2023	1.24	0	0	0.00%	6.7%
12/31/2022	1.10	267	294	0.50%	-15.0%	12/31/2022	1.13	0	0	0.25%	-14.8%	12/31/2022	1.16	0	0	0.00%	-14.6%
12/31/2021	1.30	300	391	0.50%	-0.1%	12/31/2021	1.33	0	0	0.25%	0.1%	12/31/2021	1.36	0	0	0.00%	0.4%
12/31/2020	1.30	435	566	0.50%	8.0%	12/31/2020	1.33	0	0	0.25%	8.2%	12/31/2020	1.36	1,206	1,635	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	2.9%
2022	1.9%
2021	2.0%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund Y Class - 06-823

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,581,654	$7,295,962	809,749
Receivables: investments sold	-
Payables: investments purchased	(6,542)
Net assets	$6,575,112

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,575,112	5,799,898	$1.13
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.24
Band 25	-	-	1.28
Band 0	-	-	1.32
Total	$6,575,112	5,799,898

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$279,724
Mortality & expense charges			(81,773)
Net investment income (loss)			197,951

Gain (loss) on investments:
Net realized gain (loss)			(124,907)
Realized gain distributions			42,345
Net change in unrealized appreciation (depreciation)			(11,183)
Net gain (loss)			(93,745)

Increase (decrease) in net assets from operations			$104,206

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$197,951	$181,336
Net realized gain (loss)		(124,907)	(454,190)
Realized gain distributions		42,345	-
Net change in unrealized appreciation (depreciation)		(11,183)	688,491

Increase (decrease) in net assets from operations		104,206	415,637

Contract owner transactions:
Proceeds from units sold		1,450,862	949,789
Cost of units redeemed		(1,540,671)	(3,195,883)
Account charges		(6,008)	(9,910)
Increase (decrease)		(95,817)	(2,256,004)
Net increase (decrease)		8,389	(1,840,367)
Net assets, beginning		6,566,723	8,407,090
Net assets, ending		$6,575,112	$6,566,723

Units sold		1,305,725	895,614
Units redeemed		(1,393,095)	(2,970,586)
Net increase (decrease)		(87,370)	(2,074,972)
Units outstanding, beginning		5,887,268	7,962,240
Units outstanding, ending		5,799,898	5,887,268

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$157,885,791
Cost of units redeemed/account charges			(158,065,711)
Net investment income (loss)			6,020,234
Net realized gain (loss)			(235,775)
Realized gain distributions			1,684,881
Net change in unrealized appreciation (depreciation)			(714,308)
Net assets			$6,575,112

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	5,800	$6,575	1.25%	1.6%	12/31/2024	$1.17	0	$0	1.00%	1.9%	12/31/2024	$1.20	0	$0	0.75%	2.1%
12/31/2023	1.12	5,887	6,567	1.25%	5.6%	12/31/2023	1.15	0	0	1.00%	5.9%	12/31/2023	1.18	0	0	0.75%	6.2%
12/31/2022	1.06	7,962	8,407	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.11	0	0	0.75%	-14.9%
12/31/2021	1.25	11,894	14,830	1.25%	-0.5%	12/31/2021	1.28	0	0	1.00%	-0.3%	12/31/2021	1.31	0	0	0.75%	0.0%
12/31/2020	1.25	45,541	57,081	1.25%	7.5%	12/31/2020	1.28	0	0	1.00%	7.8%	12/31/2020	1.31	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	2.4%	12/31/2024	$1.28	0	$0	0.25%	2.7%	12/31/2024	$1.32	0	$0	0.00%	2.9%
12/31/2023	1.21	0	0	0.50%	6.4%	12/31/2023	1.25	0	0	0.25%	6.7%	12/31/2023	1.28	0	0	0.00%	7.0%
12/31/2022	1.14	0	0	0.50%	-14.7%	12/31/2022	1.17	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.34	0	0	0.50%	0.2%	12/31/2021	1.37	0	0	0.25%	0.5%	12/31/2021	1.40	0	0	0.00%	0.7%
12/31/2020	1.33	0	0	0.50%	8.3%	12/31/2020	1.36	0	0	0.25%	8.6%	12/31/2020	1.39	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.6%
2022	2.1%
2021	2.7%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund A Class - 06-022

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,257	$9,027	1,123
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$9,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,259	7,488	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.31
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$9,259	7,488

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$349
Mortality & expense charges			(73)
Net investment income (loss)			276

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			135
Net gain (loss)			138

Increase (decrease) in net assets from operations			$414

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$276	$94
Net realized gain (loss)		3	(27)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		135	96

Increase (decrease) in net assets from operations		414	163

Contract owner transactions:
Proceeds from units sold		6,173	3,222
Cost of units redeemed		-	(1,552)
Account charges		(4)	(12)
Increase (decrease)		6,169	1,658
Net increase (decrease)		6,583	1,821
Net assets, beginning		2,676	855
Net assets, ending		$9,259	$2,676

Units sold		5,166	2,957
Units redeemed		(3)	(1,441)
Net increase (decrease)		5,163	1,516
Units outstanding, beginning		2,325	809
Units outstanding, ending		7,488	2,325

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,457
Cost of units redeemed/account charges			(2,809)
Net investment income (loss)			440
Net realized gain (loss)			(59)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			230
Net assets			$9,259

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	7	$9	1.25%	7.4%	12/31/2024	$1.27	0	$0	1.00%	7.7%	12/31/2024	$1.31	0	$0	0.75%	8.0%
12/31/2023	1.15	2	3	1.25%	8.9%	12/31/2023	1.18	0	0	1.00%	9.2%	12/31/2023	1.21	0	0	0.75%	9.5%
12/31/2022	1.06	1	1	1.25%	-12.5%	12/31/2022	1.08	0	0	1.00%	-12.3%	12/31/2022	1.11	0	0	0.75%	-12.1%
12/31/2021	1.21	0	0	1.25%	4.0%	12/31/2021	1.23	0	0	1.00%	4.3%	12/31/2021	1.26	0	0	0.75%	4.6%
12/31/2020	1.16	0	0	1.25%	2.2%	12/31/2020	1.18	0	0	1.00%	2.4%	12/31/2020	1.21	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	8.2%	12/31/2024	$1.39	0	$0	0.25%	8.5%	12/31/2024	$1.43	0	$0	0.00%	8.8%
12/31/2023	1.25	0	0	0.50%	9.7%	12/31/2023	1.28	0	0	0.25%	10.0%	12/31/2023	1.31	0	0	0.00%	10.3%
12/31/2022	1.14	0	0	0.50%	-11.8%	12/31/2022	1.16	0	0	0.25%	-11.6%	12/31/2022	1.19	0	0	0.00%	-11.4%
12/31/2021	1.29	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.23	0	0	0.50%	3.0%	12/31/2020	1.25	0	0	0.25%	3.2%	12/31/2020	1.28	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%
2023	6.7%
2022	1.6%
2021	0.0%
2020	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.32
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	1.25%	7.8%	12/31/2024	$1.32	0	$0	1.00%	8.1%	12/31/2024	$1.36	0	$0	0.75%	8.4%
12/31/2023	1.19	0	0	1.25%	9.2%	12/31/2023	1.22	0	0	1.00%	9.5%	12/31/2023	1.25	0	0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-12.2%	12/31/2022	1.12	0	0	1.00%	-11.9%	12/31/2022	1.14	0	0	0.75%	-11.7%
12/31/2021	1.24	0	0	1.25%	4.3%	12/31/2021	1.27	0	0	1.00%	4.6%	12/31/2021	1.29	0	0	0.75%	4.9%
12/31/2020	1.19	0	0	1.25%	2.5%	12/31/2020	1.21	0	0	1.00%	2.8%	12/31/2020	1.23	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	8.7%	12/31/2024	$1.44	0	$0	0.25%	8.9%	12/31/2024	$1.48	0	$0	0.00%	9.2%
12/31/2023	1.29	0	0	0.50%	10.0%	12/31/2023	1.32	0	0	0.25%	10.3%	12/31/2023	1.36	0	0	0.00%	10.6%
12/31/2022	1.17	0	0	0.50%	-11.5%	12/31/2022	1.20	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.32	0	0	0.50%	5.1%	12/31/2021	1.35	0	0	0.25%	5.4%	12/31/2021	1.38	0	0	0.00%	5.7%
12/31/2020	1.26	0	0	0.50%	3.3%	12/31/2020	1.28	0	0	0.25%	3.6%	12/31/2020	1.31	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund A Class - 06-327

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,343,777	$3,063,302	96,891
Receivables: investments sold	-
Payables: investments purchased	(3,846)
Net assets	$2,339,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,676,033	623,578	$2.69
Band 100	259,158	92,376	2.81
Band 75	-	-	2.93
Band 50	404,740	132,427	3.06
Band 25	-	-	3.19
Band 0	-	-	3.33
Total	$2,339,931	848,381

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$54,097
Mortality & expense charges			(31,785)
Net investment income (loss)			22,312

Gain (loss) on investments:
Net realized gain (loss)			(91,317)
Realized gain distributions			677,269
Net change in unrealized appreciation (depreciation)			(336,547)
Net gain (loss)			249,405

Increase (decrease) in net assets from operations			$271,717

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,312	$16,998
Net realized gain (loss)		(91,317)	(34,486)
Realized gain distributions		677,269	415,925
Net change in unrealized appreciation (depreciation)		(336,547)	(211,138)

Increase (decrease) in net assets from operations		271,717	187,299

Contract owner transactions:
Proceeds from units sold		172,620	132,382
Cost of units redeemed		(1,109,916)	(842,869)
Account charges		(2,061)	(3,818)
Increase (decrease)		(939,357)	(714,305)
Net increase (decrease)		(667,640)	(527,006)
Net assets, beginning		3,007,571	3,534,577
Net assets, ending		$2,339,931	$3,007,571

Units sold		67,146	57,501
Units redeemed		(425,251)	(347,393)
Net increase (decrease)		(358,105)	(289,892)
Units outstanding, beginning		1,206,486	1,496,378
Units outstanding, ending		848,381	1,206,486

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,838,886
Cost of units redeemed/account charges			(11,902,728)
Net investment income (loss)			280,050
Net realized gain (loss)			216,936
Realized gain distributions			2,626,312
Net change in unrealized appreciation (depreciation)			(719,525)
Net assets			$2,339,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.69	624	$1,676	1.25%	9.9%	12/31/2024	$2.81	92	$259	1.00%	10.1%	12/31/2024	$2.93	0	$0	0.75%	10.4%
12/31/2023	2.45	937	2,292	1.25%	6.1%	12/31/2023	2.55	135	344	1.00%	6.3%	12/31/2023	2.65	0	0	0.75%	6.6%
12/31/2022	2.31	1,101	2,541	1.25%	-9.3%	12/31/2022	2.40	143	342	1.00%	-9.1%	12/31/2022	2.49	0	0	0.75%	-8.9%
12/31/2021	2.54	1,305	3,321	1.25%	24.0%	12/31/2021	2.64	148	391	1.00%	24.3%	12/31/2021	2.73	0	0	0.75%	24.6%
12/31/2020	2.05	1,195	2,453	1.25%	-1.4%	12/31/2020	2.12	169	359	1.00%	-1.2%	12/31/2020	2.19	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.06	132	$405	0.50%	10.7%	12/31/2024	$3.19	0	$0	0.25%	11.0%	12/31/2024	$3.33	0	$0	0.00%	11.3%
12/31/2023	2.76	135	372	0.50%	6.8%	12/31/2023	2.87	0	0	0.25%	7.1%	12/31/2023	2.99	0	0	0.00%	7.4%
12/31/2022	2.58	252	652	0.50%	-8.7%	12/31/2022	2.68	0	0	0.25%	-8.4%	12/31/2022	2.79	0	0	0.00%	-8.2%
12/31/2021	2.83	350	992	0.50%	24.9%	12/31/2021	2.93	0	0	0.25%	25.2%	12/31/2021	3.04	0	0	0.00%	25.6%
12/31/2020	2.26	353	800	0.50%	-0.7%	12/31/2020	2.34	0	0	0.25%	-0.4%	12/31/2020	2.42	17	40	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.6%
2022	1.8%
2021	1.5%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund Y Class - 06-828

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,456,462	$31,351,151	983,668
Receivables: investments sold	17,198
Payables: investments purchased	-
Net assets	$24,473,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,161,666	7,221,115	$2.93
Band 100	-	-	3.02
Band 75	-	-	3.11
Band 50	-	-	3.21
Band 25	-	-	3.31
Band 0	3,311,994	971,248	3.41
Total	$24,473,660	8,192,363

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$510,246
Mortality & expense charges			(268,582)
Net investment income (loss)			241,664

Gain (loss) on investments:
Net realized gain (loss)			(278,573)
Realized gain distributions			6,807,178
Net change in unrealized appreciation (depreciation)			(4,365,171)
Net gain (loss)			2,163,434

Increase (decrease) in net assets from operations			$2,405,098

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$241,664	$178,907
Net realized gain (loss)		(278,573)	(164,417)
Realized gain distributions		6,807,178	3,368,759
Net change in unrealized appreciation (depreciation)		(4,365,171)	(1,888,637)

Increase (decrease) in net assets from operations		2,405,098	1,494,612

Contract owner transactions:
Proceeds from units sold		555,100	1,050,788
Cost of units redeemed		(3,199,951)	(4,534,799)
Account charges		(3,923)	(5,830)
Increase (decrease)		(2,648,774)	(3,489,841)
Net increase (decrease)		(243,676)	(1,995,229)
Net assets, beginning		24,717,336	26,712,565
Net assets, ending		$24,473,660	$24,717,336

Units sold		213,200	486,901
Units redeemed		(1,156,103)	(1,874,545)
Net increase (decrease)		(942,903)	(1,387,644)
Units outstanding, beginning		9,135,266	10,522,910
Units outstanding, ending		8,192,363	9,135,266

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,603,026
Cost of units redeemed/account charges			(52,844,558)
Net investment income (loss)			2,373,982
Net realized gain (loss)			2,224,294
Realized gain distributions			20,011,605
Net change in unrealized appreciation (depreciation)			(6,894,689)
Net assets			$24,473,660

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.93	7,221	$21,162	1.25%	10.1%	12/31/2024	$3.02	0	$0	1.00%	10.4%	12/31/2024	$3.11	0	$0	0.75%	10.7%
12/31/2023	2.66	8,103	21,563	1.25%	6.3%	12/31/2023	2.74	0	0	1.00%	6.5%	12/31/2023	2.81	0	0	0.75%	6.8%
12/31/2022	2.50	9,442	23,640	1.25%	-9.2%	12/31/2022	2.57	0	0	1.00%	-9.0%	12/31/2022	2.63	0	0	0.75%	-8.7%
12/31/2021	2.76	11,804	32,543	1.25%	24.3%	12/31/2021	2.82	0	0	1.00%	24.6%	12/31/2021	2.89	0	0	0.75%	24.9%
12/31/2020	2.22	13,607	30,188	1.25%	-1.1%	12/31/2020	2.26	0	0	1.00%	-0.9%	12/31/2020	2.31	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.21	0	$0	0.50%	11.0%	12/31/2024	$3.31	0	$0	0.25%	11.2%	12/31/2024	$3.41	971	$3,312	0.00%	11.5%
12/31/2023	2.89	0	0	0.50%	7.1%	12/31/2023	2.97	0	0	0.25%	7.3%	12/31/2023	3.06	1,032	3,155	0.00%	7.6%
12/31/2022	2.70	0	0	0.50%	-8.5%	12/31/2022	2.77	0	0	0.25%	-8.3%	12/31/2022	2.84	1,081	3,072	0.00%	-8.0%
12/31/2021	2.95	0	0	0.50%	25.2%	12/31/2021	3.02	0	0	0.25%	25.5%	12/31/2021	3.09	1,389	4,291	0.00%	25.8%
12/31/2020	2.36	0	0	0.50%	-0.4%	12/31/2020	2.41	0	0	0.25%	-0.2%	12/31/2020	2.46	1,503	3,692	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.8%
2022	2.0%
2021	1.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund A Class - 06-833

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,191,920	$2,099,864	55,713
Receivables: investments sold	400
Payables: investments purchased	-
Net assets	$2,192,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,182,196	475,920	$4.59
Band 100	10,124	2,142	4.73
Band 75	-	-	4.87
Band 50	-	-	5.02
Band 25	-	-	5.18
Band 0	-	-	5.34
Total	$2,192,320	478,062

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,898
Mortality & expense charges			(25,968)
Net investment income (loss)			(15,070)

Gain (loss) on investments:
Net realized gain (loss)			136,524
Realized gain distributions			270,630
Net change in unrealized appreciation (depreciation)			(28,044)
Net gain (loss)			379,110

Increase (decrease) in net assets from operations			$364,040

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,070)	$(6,214)
Net realized gain (loss)		136,524	(11,785)
Realized gain distributions		270,630	39,678
Net change in unrealized appreciation (depreciation)		(28,044)	348,441

Increase (decrease) in net assets from operations		364,040	370,120

Contract owner transactions:
Proceeds from units sold		915,527	306,482
Cost of units redeemed		(883,369)	(239,362)
Account charges		(173)	(135)
Increase (decrease)		31,985	66,985
Net increase (decrease)		396,025	437,105
Net assets, beginning		1,796,295	1,359,190
Net assets, ending		$2,192,320	$1,796,295

Units sold		210,329	90,223
Units redeemed		(206,432)	(71,979)
Net increase (decrease)		3,897	18,244
Units outstanding, beginning		474,165	455,921
Units outstanding, ending		478,062	474,165

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,170,651
Cost of units redeemed/account charges			(1,828,108)
Net investment income (loss)			(44,930)
Net realized gain (loss)			92,231
Realized gain distributions			710,420
Net change in unrealized appreciation (depreciation)			92,056
Net assets			$2,192,320

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.59	476	$2,182	1.25%	21.1%	12/31/2024	$4.73	2	$10	1.00%	21.4%	12/31/2024	$4.87	0	$0	0.75%	21.7%
12/31/2023	3.79	472	1,786	1.25%	27.1%	12/31/2023	3.89	3	10	1.00%	27.4%	12/31/2023	4.00	0	0	0.75%	27.8%
12/31/2022	2.98	447	1,332	1.25%	-20.5%	12/31/2022	3.06	9	27	1.00%	-20.3%	12/31/2022	3.13	0	0	0.75%	-20.1%
12/31/2021	3.75	281	1,051	1.25%	26.2%	12/31/2021	3.83	16	59	1.00%	26.5%	12/31/2021	3.92	0	0	0.75%	26.9%
12/31/2020	2.97	240	713	1.25%	22.4%	12/31/2020	3.03	16	48	1.00%	22.7%	12/31/2020	3.09	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.02	0	$0	0.50%	22.0%	12/31/2024	$5.18	0	$0	0.25%	22.3%	12/31/2024	$5.34	0	$0	0.00%	22.6%
12/31/2023	4.12	0	0	0.50%	28.1%	12/31/2023	4.23	0	0	0.25%	28.4%	12/31/2023	4.35	0	0	0.00%	28.7%
12/31/2022	3.21	0	0	0.50%	-19.9%	12/31/2022	3.30	0	0	0.25%	-19.7%	12/31/2022	3.38	0	0	0.00%	-19.5%
12/31/2021	4.01	0	0	0.50%	27.2%	12/31/2021	4.10	0	0	0.25%	27.5%	12/31/2021	4.20	0	0	0.00%	27.8%
12/31/2020	3.15	0	0	0.50%	23.3%	12/31/2020	3.22	0	0	0.25%	23.6%	12/31/2020	3.29	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.8%
2022	0.6%
2021	0.1%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund VCT Portfolio I Class - 06-590

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,587,479	$2,229,460	139,334
Receivables: investments sold	1,352
Payables: investments purchased	-
Net assets	$2,588,831

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,588,831	419,532	$6.17
Band 100	-	-	6.51
Band 75	-	-	6.86
Band 50	-	-	7.24
Band 25	-	-	7.63
Band 0	-	-	8.74
Total	$2,588,831	419,532

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,869
Mortality & expense charges			(31,642)
Net investment income (loss)			(13,773)

Gain (loss) on investments:
Net realized gain (loss)			61,162
Realized gain distributions			115,866
Net change in unrealized appreciation (depreciation)			307,633
Net gain (loss)			484,661

Increase (decrease) in net assets from operations			$470,888

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,773)	$(9,494)
Net realized gain (loss)		61,162	(27,248)
Realized gain distributions		115,866	102,743
Net change in unrealized appreciation (depreciation)		307,633	536,475

Increase (decrease) in net assets from operations		470,888	602,476

Contract owner transactions:
Proceeds from units sold		237,986	116,149
Cost of units redeemed		(681,481)	(406,190)
Account charges		(1,142)	(2,605)
Increase (decrease)		(444,637)	(292,646)
Net increase (decrease)		26,251	309,830
Net assets, beginning		2,562,580	2,252,750
Net assets, ending		$2,588,831	$2,562,580

Units sold		65,150	28,600
Units redeemed		(148,615)	(88,648)
Net increase (decrease)		(83,465)	(60,048)
Units outstanding, beginning		502,997	563,045
Units outstanding, ending		419,532	502,997

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,853,431
Cost of units redeemed/account charges			(23,379,691)
Net investment income (loss)			294,787
Net realized gain (loss)			(445,902)
Realized gain distributions			2,908,187
Net change in unrealized appreciation (depreciation)			358,019
Net assets			$2,588,831

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.17	420	$2,589	1.25%	21.1%	12/31/2024	$6.51	0	$0	1.00%	21.4%	12/31/2024	$6.86	0	$0	0.75%	21.7%
12/31/2023	5.09	503	2,563	1.25%	27.3%	12/31/2023	5.36	0	0	1.00%	27.7%	12/31/2023	5.64	0	0	0.75%	28.0%
12/31/2022	4.00	563	2,253	1.25%	-20.5%	12/31/2022	4.20	0	0	1.00%	-20.3%	12/31/2022	4.41	0	0	0.75%	-20.1%
12/31/2021	5.03	581	2,926	1.25%	26.4%	12/31/2021	5.27	0	0	1.00%	26.7%	12/31/2021	5.51	0	0	0.75%	27.0%
12/31/2020	3.98	706	2,811	1.25%	22.7%	12/31/2020	4.16	0	0	1.00%	23.0%	12/31/2020	4.34	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.24	0	$0	0.50%	22.0%	12/31/2024	$7.63	0	$0	0.25%	22.3%	12/31/2024	$8.74	0	$0	0.00%	22.7%
12/31/2023	5.93	0	0	0.50%	28.3%	12/31/2023	6.24	0	0	0.25%	28.6%	12/31/2023	7.13	0	0	0.00%	28.9%
12/31/2022	4.62	0	0	0.50%	-19.9%	12/31/2022	4.85	0	0	0.25%	-19.7%	12/31/2022	5.53	0	0	0.00%	-19.5%
12/31/2021	5.77	0	0	0.50%	27.3%	12/31/2021	6.04	0	0	0.25%	27.7%	12/31/2021	6.86	0	0	0.00%	28.0%
12/31/2020	4.53	0	0	0.50%	23.7%	12/31/2020	4.73	0	0	0.25%	24.0%	12/31/2020	5.36	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.6%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund A Class - 06-628

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$452,952	$462,275	13,118
Receivables: investments sold	-
Payables: investments purchased	(89)
Net assets	$452,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$452,863	94,751	$4.78
Band 100	-	-	4.93
Band 75	-	-	5.09
Band 50	-	-	5.25
Band 25	-	-	5.42
Band 0	-	-	5.59
Total	$452,863	94,751

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,479)
Net investment income (loss)			(6,479)

Gain (loss) on investments:
Net realized gain (loss)			121,188
Realized gain distributions			24,428
Net change in unrealized appreciation (depreciation)			(70,457)
Net gain (loss)			75,159

Increase (decrease) in net assets from operations			$68,680

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,479)	$(4,790)
Net realized gain (loss)		121,188	7,062
Realized gain distributions		24,428	15,942
Net change in unrealized appreciation (depreciation)		(70,457)	83,828

Increase (decrease) in net assets from operations		68,680	102,042

Contract owner transactions:
Proceeds from units sold		634,125	209,972
Cost of units redeemed		(732,702)	(84,698)
Account charges		(689)	(590)
Increase (decrease)		(99,266)	124,684
Net increase (decrease)		(30,586)	226,726
Net assets, beginning		483,449	256,723
Net assets, ending		$452,863	$483,449

Units sold		137,234	57,640
Units redeemed		(159,763)	(22,050)
Net increase (decrease)		(22,529)	35,590
Units outstanding, beginning		117,280	81,690
Units outstanding, ending		94,751	117,280

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,197,424
Cost of units redeemed/account charges			(11,917,659)
Net investment income (loss)			(148,386)
Net realized gain (loss)			1,569,539
Realized gain distributions			761,268
Net change in unrealized appreciation (depreciation)			(9,323)
Net assets			$452,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.78	95	$453	1.25%	15.9%	12/31/2024	$4.93	0	$0	1.00%	16.2%	12/31/2024	$5.09	0	$0	0.75%	16.5%
12/31/2023	4.12	117	483	1.25%	31.2%	12/31/2023	4.24	0	0	1.00%	31.5%	12/31/2023	4.37	0	0	0.75%	31.8%
12/31/2022	3.14	82	257	1.25%	-21.8%	12/31/2022	3.23	0	0	1.00%	-21.6%	12/31/2022	3.31	0	0	0.75%	-21.4%
12/31/2021	4.02	86	345	1.25%	21.9%	12/31/2021	4.11	0	0	1.00%	22.2%	12/31/2021	4.21	0	0	0.75%	22.5%
12/31/2020	3.30	118	389	1.25%	25.5%	12/31/2020	3.37	0	0	1.00%	25.8%	12/31/2020	3.44	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.25	0	$0	0.50%	16.8%	12/31/2024	$5.42	0	$0	0.25%	17.1%	12/31/2024	$5.59	0	$0	0.00%	17.4%
12/31/2023	4.50	0	0	0.50%	32.2%	12/31/2023	4.63	0	0	0.25%	32.5%	12/31/2023	4.77	0	0	0.00%	32.8%
12/31/2022	3.40	0	0	0.50%	-21.2%	12/31/2022	3.49	0	0	0.25%	-21.0%	12/31/2022	3.59	0	0	0.00%	-20.8%
12/31/2021	4.32	0	0	0.50%	22.8%	12/31/2021	4.42	0	0	0.25%	23.1%	12/31/2021	4.53	0	0	0.00%	23.4%
12/31/2020	3.51	0	0	0.50%	26.4%	12/31/2020	3.59	0	0	0.25%	26.7%	12/31/2020	3.67	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund Y Class - 06-626

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,158,620	$1,806,743	60,641
Receivables: investments sold	-
Payables: investments purchased	(11,914)
Net assets	$2,146,706

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,146,706	433,533	$4.95
Band 100	-	-	5.11
Band 75	-	-	5.27
Band 50	-	-	5.44
Band 25	-	-	5.62
Band 0	-	-	5.80
Total	$2,146,706	433,533

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(32,647)
Net investment income (loss)			(32,647)

Gain (loss) on investments:
Net realized gain (loss)			313,351
Realized gain distributions			114,338
Net change in unrealized appreciation (depreciation)			62,298
Net gain (loss)			489,987

Increase (decrease) in net assets from operations			$457,340

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,647)	$(27,022)
Net realized gain (loss)		313,351	3,722
Realized gain distributions		114,338	85,615
Net change in unrealized appreciation (depreciation)		62,298	561,902

Increase (decrease) in net assets from operations		457,340	624,217

Contract owner transactions:
Proceeds from units sold		529,714	207,326
Cost of units redeemed		(1,454,415)	(146,962)
Account charges		(1,107)	(119)
Increase (decrease)		(925,808)	60,245
Net increase (decrease)		(468,468)	684,462
Net assets, beginning		2,615,174	1,930,712
Net assets, ending		$2,146,706	$2,615,174

Units sold		121,557	55,928
Units redeemed		(301,935)	(37,896)
Net increase (decrease)		(180,378)	18,032
Units outstanding, beginning		613,911	595,879
Units outstanding, ending		433,533	613,911

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,271,917
Cost of units redeemed/account charges			(41,259,965)
Net investment income (loss)			(671,266)
Net realized gain (loss)			7,268,247
Realized gain distributions			5,185,896
Net change in unrealized appreciation (depreciation)			351,877
Net assets			$2,146,706

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.95	434	$2,147	1.25%	16.2%	12/31/2024	$5.11	0	$0	1.00%	16.5%	12/31/2024	$5.27	0	$0	0.75%	16.8%
12/31/2023	4.26	614	2,615	1.25%	31.5%	12/31/2023	4.39	0	0	1.00%	31.8%	12/31/2023	4.51	0	0	0.75%	32.1%
12/31/2022	3.24	596	1,931	1.25%	-21.6%	12/31/2022	3.33	0	0	1.00%	-21.4%	12/31/2022	3.42	0	0	0.75%	-21.2%
12/31/2021	4.13	846	3,493	1.25%	22.2%	12/31/2021	4.23	0	0	1.00%	22.5%	12/31/2021	4.33	0	0	0.75%	22.8%
12/31/2020	3.38	3,588	12,126	1.25%	25.8%	12/31/2020	3.45	0	0	1.00%	26.1%	12/31/2020	3.53	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.44	0	$0	0.50%	17.1%	12/31/2024	$5.62	0	$0	0.25%	17.4%	12/31/2024	$5.80	0	$0	0.00%	17.7%
12/31/2023	4.65	0	0	0.50%	32.5%	12/31/2023	4.78	0	0	0.25%	32.8%	12/31/2023	4.92	0	0	0.00%	33.1%
12/31/2022	3.51	0	0	0.50%	-21.0%	12/31/2022	3.60	0	0	0.25%	-20.8%	12/31/2022	3.70	0	0	0.00%	-20.6%
12/31/2021	4.44	0	0	0.50%	23.1%	12/31/2021	4.55	0	0	0.25%	23.4%	12/31/2021	4.66	0	0	0.00%	23.7%
12/31/2020	3.61	0	0	0.50%	26.7%	12/31/2020	3.68	0	0	0.25%	27.0%	12/31/2020	3.76	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.0%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund A Class - 06-837

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,045	$347,008	38,218
Receivables: investments sold	217
Payables: investments purchased	-
Net assets	$333,262

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,924	140,016	$1.50
Band 100	62,426	40,393	1.55
Band 75	-	-	1.59
Band 50	60,912	37,095	1.64
Band 25	-	-	1.69
Band 0	-	-	1.74
Total	$333,262	217,504

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,975
Mortality & expense charges			(3,791)
Net investment income (loss)			16,184

Gain (loss) on investments:
Net realized gain (loss)			(5,349)
Realized gain distributions			713
Net change in unrealized appreciation (depreciation)			13,088
Net gain (loss)			8,452

Increase (decrease) in net assets from operations			$24,636

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,184	$17,216
Net realized gain (loss)		(5,349)	(19,372)
Realized gain distributions		713	-
Net change in unrealized appreciation (depreciation)		13,088	37,127

Increase (decrease) in net assets from operations		24,636	34,971

Contract owner transactions:
Proceeds from units sold		14,258	30,053
Cost of units redeemed		(84,612)	(148,357)
Account charges		(59)	(139)
Increase (decrease)		(70,413)	(118,443)
Net increase (decrease)		(45,777)	(83,472)
Net assets, beginning		379,039	462,511
Net assets, ending		$333,262	$379,039

Units sold		9,715	21,095
Units redeemed		(57,018)	(108,536)
Net increase (decrease)		(47,303)	(87,441)
Units outstanding, beginning		264,807	352,248
Units outstanding, ending		217,504	264,807

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,889,580
Cost of units redeemed/account charges			(1,744,443)
Net investment income (loss)			216,794
Net realized gain (loss)			(50,978)
Realized gain distributions			36,272
Net change in unrealized appreciation (depreciation)			(13,963)
Net assets			$333,262

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	140	$210	1.25%	7.0%	12/31/2024	$1.55	40	$62	1.00%	7.3%	12/31/2024	$1.59	0	$0	0.75%	7.6%
12/31/2023	1.40	171	240	1.25%	9.1%	12/31/2023	1.44	41	59	1.00%	9.4%	12/31/2023	1.48	0	0	0.75%	9.6%
12/31/2022	1.28	213	273	1.25%	-12.0%	12/31/2022	1.32	58	77	1.00%	-11.8%	12/31/2022	1.35	0	0	0.75%	-11.5%
12/31/2021	1.46	216	315	1.25%	4.4%	12/31/2021	1.49	64	96	1.00%	4.7%	12/31/2021	1.53	0	0	0.75%	5.0%
12/31/2020	1.40	238	333	1.25%	1.8%	12/31/2020	1.43	67	95	1.00%	2.0%	12/31/2020	1.45	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	37	$61	0.50%	7.8%	12/31/2024	$1.69	0	$0	0.25%	8.1%	12/31/2024	$1.74	0	$0	0.00%	8.4%
12/31/2023	1.52	53	80	0.50%	9.9%	12/31/2023	1.57	0	0	0.25%	10.2%	12/31/2023	1.61	0	0	0.00%	10.5%
12/31/2022	1.39	81	113	0.50%	-11.3%	12/31/2022	1.42	0	0	0.25%	-11.1%	12/31/2022	1.46	0	0	0.00%	-10.9%
12/31/2021	1.56	61	96	0.50%	5.2%	12/31/2021	1.60	0	0	0.25%	5.5%	12/31/2021	1.64	0	0	0.00%	5.8%
12/31/2020	1.48	61	90	0.50%	2.6%	12/31/2020	1.52	0	0	0.25%	2.8%	12/31/2020	1.55	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.6%
2023	5.1%
2022	4.5%
2021	4.2%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund Y Class - 06-829

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,246	$8,973	1,056
Receivables: investments sold	-
Payables: investments purchased	(20)
Net assets	$9,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,226	5,944	$1.55
Band 100	-	-	1.60
Band 75	-	-	1.65
Band 50	-	-	1.70
Band 25	-	-	1.75
Band 0	-	-	1.81
Total	$9,226	5,944

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$486
Mortality & expense charges			(104)
Net investment income (loss)			382

Gain (loss) on investments:
Net realized gain (loss)			(459)
Realized gain distributions			19
Net change in unrealized appreciation (depreciation)			601
Net gain (loss)			161

Increase (decrease) in net assets from operations			$543

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$382	$501
Net realized gain (loss)		(459)	(453)
Realized gain distributions		19	-
Net change in unrealized appreciation (depreciation)		601	896

Increase (decrease) in net assets from operations		543	944

Contract owner transactions:
Proceeds from units sold		2,209	5,639
Cost of units redeemed		(5,394)	(4,289)
Account charges		(30)	(28)
Increase (decrease)		(3,215)	1,322
Net increase (decrease)		(2,672)	2,266
Net assets, beginning		11,898	9,632
Net assets, ending		$9,226	$11,898

Units sold		1,471	4,116
Units redeemed		(3,750)	(3,173)
Net increase (decrease)		(2,279)	943
Units outstanding, beginning		8,223	7,280
Units outstanding, ending		5,944	8,223

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,104
Cost of units redeemed/account charges			(114,187)
Net investment income (loss)			10,415
Net realized gain (loss)			(1,761)
Realized gain distributions			382
Net change in unrealized appreciation (depreciation)			273
Net assets			$9,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	6	$9	1.25%	7.3%	12/31/2024	$1.60	0	$0	1.00%	7.5%	12/31/2024	$1.65	0	$0	0.75%	7.8%
12/31/2023	1.45	8	12	1.25%	9.4%	12/31/2023	1.49	0	0	1.00%	9.6%	12/31/2023	1.53	0	0	0.75%	9.9%
12/31/2022	1.32	7	10	1.25%	-11.7%	12/31/2022	1.36	0	0	1.00%	-11.5%	12/31/2022	1.39	0	0	0.75%	-11.3%
12/31/2021	1.50	8	11	1.25%	4.7%	12/31/2021	1.53	0	0	1.00%	5.0%	12/31/2021	1.57	0	0	0.75%	5.2%
12/31/2020	1.43	8	11	1.25%	2.1%	12/31/2020	1.46	0	0	1.00%	2.3%	12/31/2020	1.49	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	8.1%	12/31/2024	$1.75	0	$0	0.25%	8.4%	12/31/2024	$1.81	0	$0	0.00%	8.6%
12/31/2023	1.57	0	0	0.50%	10.2%	12/31/2023	1.62	0	0	0.25%	10.5%	12/31/2023	1.66	0	0	0.00%	10.7%
12/31/2022	1.43	0	0	0.50%	-11.1%	12/31/2022	1.46	0	0	0.25%	-10.9%	12/31/2022	1.50	0	0	0.00%	-10.6%
12/31/2021	1.61	0	0	0.50%	5.5%	12/31/2021	1.64	0	0	0.25%	5.8%	12/31/2021	1.68	0	0	0.00%	6.0%
12/31/2020	1.52	0	0	0.50%	2.8%	12/31/2020	1.55	0	0	0.25%	3.1%	12/31/2020	1.58	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	6.0%
2022	5.0%
2021	4.5%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund A Class - 06-838

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$918,319	$929,235	39,193
Receivables: investments sold	373
Payables: investments purchased	-
Net assets	$918,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$874,592	320,231	$2.73
Band 100	44,100	15,665	2.82
Band 75	-	-	2.90
Band 50	-	-	2.99
Band 25	-	-	3.08
Band 0	-	-	3.18
Total	$918,692	335,896

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,055
Mortality & expense charges			(10,270)
Net investment income (loss)			3,785

Gain (loss) on investments:
Net realized gain (loss)			1,991
Realized gain distributions			66,520
Net change in unrealized appreciation (depreciation)			(1,411)
Net gain (loss)			67,100

Increase (decrease) in net assets from operations			$70,885

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,785	$3,243
Net realized gain (loss)		1,991	(2,431)
Realized gain distributions		66,520	36,120
Net change in unrealized appreciation (depreciation)		(1,411)	34,831

Increase (decrease) in net assets from operations		70,885	71,763

Contract owner transactions:
Proceeds from units sold		148,895	147,042
Cost of units redeemed		(42,911)	(95,747)
Account charges		(11)	(6)
Increase (decrease)		105,973	51,289
Net increase (decrease)		176,858	123,052
Net assets, beginning		741,834	618,782
Net assets, ending		$918,692	$741,834

Units sold		56,264	61,981
Units redeemed		(16,236)	(40,087)
Net increase (decrease)		40,028	21,894
Units outstanding, beginning		295,868	273,974
Units outstanding, ending		335,896	295,868

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,554,141
Cost of units redeemed/account charges			(937,492)
Net investment income (loss)			1,638
Net realized gain (loss)			(50,692)
Realized gain distributions			362,013
Net change in unrealized appreciation (depreciation)			(10,916)
Net assets			$918,692

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.73	320	$875	1.25%	9.1%	12/31/2024	$2.82	16	$44	1.00%	9.4%	12/31/2024	$2.90	0	$0	0.75%	9.6%
12/31/2023	2.50	280	701	1.25%	11.0%	12/31/2023	2.57	16	41	1.00%	11.3%	12/31/2023	2.65	0	0	0.75%	11.6%
12/31/2022	2.26	258	581	1.25%	-7.2%	12/31/2022	2.31	16	38	1.00%	-6.9%	12/31/2022	2.37	0	0	0.75%	-6.7%
12/31/2021	2.43	227	551	1.25%	27.9%	12/31/2021	2.49	17	41	1.00%	28.2%	12/31/2021	2.54	0	0	0.75%	28.5%
12/31/2020	1.90	235	446	1.25%	0.5%	12/31/2020	1.94	17	32	1.00%	0.8%	12/31/2020	1.98	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.99	0	$0	0.50%	9.9%	12/31/2024	$3.08	0	$0	0.25%	10.2%	12/31/2024	$3.18	0	$0	0.00%	10.5%
12/31/2023	2.72	0	0	0.50%	11.9%	12/31/2023	2.80	0	0	0.25%	12.1%	12/31/2023	2.88	0	0	0.00%	12.4%
12/31/2022	2.43	0	0	0.50%	-6.5%	12/31/2022	2.50	0	0	0.25%	-6.2%	12/31/2022	2.56	0	0	0.00%	-6.0%
12/31/2021	2.60	0	0	0.50%	28.8%	12/31/2021	2.66	0	0	0.25%	29.1%	12/31/2021	2.72	0	0	0.00%	29.5%
12/31/2020	2.02	0	0	0.50%	1.3%	12/31/2020	2.06	0	0	0.25%	1.6%	12/31/2020	2.10	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.7%
2022	1.5%
2021	0.7%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund Y Class - 06-831 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.82
Band 100	-	-	2.91
Band 75	-	-	3.00
Band 50	-	-	3.09
Band 25	-	-	3.18
Band 0	-	-	3.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$263,800
Cost of units redeemed/account charges			(302,546)
Net investment income (loss)			(2,987)
Net realized gain (loss)			6,893
Realized gain distributions			34,840
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.82	0	$0	1.25%	9.3%	12/31/2024	$2.91	0	$0	1.00%	9.6%	12/31/2024	$3.00	0	$0	0.75%	9.9%
12/31/2023	2.58	0	0	1.25%	11.3%	12/31/2023	2.65	0	0	1.00%	11.6%	12/31/2023	2.73	0	0	0.75%	11.8%
12/31/2022	2.32	0	0	1.25%	-7.0%	12/31/2022	2.38	0	0	1.00%	-6.8%	12/31/2022	2.44	0	0	0.75%	-6.6%
12/31/2021	2.49	0	0	1.25%	28.2%	12/31/2021	2.55	0	0	1.00%	28.5%	12/31/2021	2.61	0	0	0.75%	28.8%
12/31/2020	1.94	0	0	1.25%	0.9%	12/31/2020	1.98	0	0	1.00%	1.1%	12/31/2020	2.03	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	0	$0	0.50%	10.2%	12/31/2024	$3.18	0	$0	0.25%	10.4%	12/31/2024	$3.28	0	$0	0.00%	10.7%
12/31/2023	2.80	0	0	0.50%	12.1%	12/31/2023	2.88	0	0	0.25%	12.4%	12/31/2023	2.96	0	0	0.00%	12.7%
12/31/2022	2.50	0	0	0.50%	-6.3%	12/31/2022	2.56	0	0	0.25%	-6.1%	12/31/2022	2.63	0	0	0.00%	-5.9%
12/31/2021	2.67	0	0	0.50%	29.2%	12/31/2021	2.73	0	0	0.25%	29.5%	12/31/2021	2.79	0	0	0.00%	29.8%
12/31/2020	2.07	0	0	0.50%	1.6%	12/31/2020	2.11	0	0	0.25%	1.9%	12/31/2020	2.15	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund A Class - 06-836

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$667,875	$647,540	14,071
Receivables: investments sold	-
Payables: investments purchased	(6,380)
Net assets	$661,495

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,495	178,204	$3.71
Band 100	-	-	3.83
Band 75	-	-	3.94
Band 50	-	-	4.07
Band 25	-	-	4.19
Band 0	-	-	4.32
Total	$661,495	178,204

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,065)
Net investment income (loss)			(12,065)

Gain (loss) on investments:
Net realized gain (loss)			3,368
Realized gain distributions			73,453
Net change in unrealized appreciation (depreciation)			115,283
Net gain (loss)			192,104

Increase (decrease) in net assets from operations			$180,039

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,065)	$(17,977)
Net realized gain (loss)		3,368	(146,688)
Realized gain distributions		73,453	-
Net change in unrealized appreciation (depreciation)		115,283	403,462

Increase (decrease) in net assets from operations		180,039	238,797

Contract owner transactions:
Proceeds from units sold		113,442	180,799
Cost of units redeemed		(1,148,613)	(647,104)
Account charges		(240)	(411)
Increase (decrease)		(1,035,411)	(466,716)
Net increase (decrease)		(855,372)	(227,919)
Net assets, beginning		1,516,867	1,744,786
Net assets, ending		$661,495	$1,516,867

Units sold		33,672	65,121
Units redeemed		(355,209)	(239,025)
Net increase (decrease)		(321,537)	(173,904)
Units outstanding, beginning		499,741	673,645
Units outstanding, ending		178,204	499,741

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,900,116
Cost of units redeemed/account charges			(9,819,778)
Net investment income (loss)			(223,612)
Net realized gain (loss)			299,966
Realized gain distributions			1,484,468
Net change in unrealized appreciation (depreciation)			20,335
Net assets			$661,495

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	178	$661	1.25%	22.3%	12/31/2024	$3.83	0	$0	1.00%	22.6%	12/31/2024	$3.94	0	$0	0.75%	22.9%
12/31/2023	3.04	500	1,517	1.25%	17.2%	12/31/2023	3.12	0	0	1.00%	17.5%	12/31/2023	3.21	0	0	0.75%	17.8%
12/31/2022	2.59	674	1,745	1.25%	-32.1%	12/31/2022	2.66	0	0	1.00%	-32.0%	12/31/2022	2.72	0	0	0.75%	-31.8%
12/31/2021	3.82	786	3,001	1.25%	6.6%	12/31/2021	3.90	0	0	1.00%	6.9%	12/31/2021	3.99	0	0	0.75%	7.2%
12/31/2020	3.58	862	3,085	1.25%	37.2%	12/31/2020	3.65	0	0	1.00%	37.6%	12/31/2020	3.73	0	0	0.75%	37.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.07	0	$0	0.50%	23.2%	12/31/2024	$4.19	0	$0	0.25%	23.5%	12/31/2024	$4.32	0	$0	0.00%	23.8%
12/31/2023	3.30	0	0	0.50%	18.1%	12/31/2023	3.39	0	0	0.25%	18.4%	12/31/2023	3.49	0	0	0.00%	18.7%
12/31/2022	2.79	0	0	0.50%	-31.6%	12/31/2022	2.87	0	0	0.25%	-31.4%	12/31/2022	2.94	0	0	0.00%	-31.3%
12/31/2021	4.09	0	0	0.50%	7.4%	12/31/2021	4.18	0	0	0.25%	7.7%	12/31/2021	4.28	0	0	0.00%	8.0%
12/31/2020	3.80	0	0	0.50%	38.3%	12/31/2020	3.88	0	0	0.25%	38.6%	12/31/2020	3.96	5	20	0.00%	38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,841,978	$9,963,372	396,332
Receivables: investments sold	-
Payables: investments purchased	(26,071)
Net assets	$10,815,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,815,907	1,592,983	$6.79
Band 100	-	-	7.16
Band 75	-	-	7.55
Band 50	-	-	7.96
Band 25	-	-	8.40
Band 0	-	-	9.62
Total	$10,815,907	1,592,983

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(134,481)
Net investment income (loss)			(134,481)

Gain (loss) on investments:
Net realized gain (loss)			(20,786)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,295,580
Net gain (loss)			2,274,794

Increase (decrease) in net assets from operations			$2,140,313

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(134,481)	$(141,449)
Net realized gain (loss)		(20,786)	(991,700)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,295,580	2,943,184

Increase (decrease) in net assets from operations		2,140,313	1,810,035

Contract owner transactions:
Proceeds from units sold		457,180	574,477
Cost of units redeemed		(1,889,209)	(4,203,957)
Account charges		(3,344)	(3,909)
Increase (decrease)		(1,435,373)	(3,633,389)
Net increase (decrease)		704,940	(1,823,354)
Net assets, beginning		10,110,967	11,934,321
Net assets, ending		$10,815,907	$10,110,967

Units sold		79,255	115,519
Units redeemed		(308,786)	(816,340)
Net increase (decrease)		(229,531)	(700,821)
Units outstanding, beginning		1,822,514	2,523,335
Units outstanding, ending		1,592,983	1,822,514

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$95,594,013
Cost of units redeemed/account charges			(105,139,259)
Net investment income (loss)			(1,637,483)
Net realized gain (loss)			1,398,880
Realized gain distributions			19,721,150
Net change in unrealized appreciation (depreciation)			878,606
Net assets			$10,815,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.79	1,593	$10,816	1.25%	22.4%	12/31/2024	$7.16	0	$0	1.00%	22.7%	12/31/2024	$7.55	0	$0	0.75%	23.0%
12/31/2023	5.55	1,823	10,111	1.25%	17.3%	12/31/2023	5.84	0	0	1.00%	17.6%	12/31/2023	6.14	0	0	0.75%	17.9%
12/31/2022	4.73	2,523	11,934	1.25%	-31.9%	12/31/2022	4.96	0	0	1.00%	-31.7%	12/31/2022	5.21	0	0	0.75%	-31.6%
12/31/2021	6.95	2,825	19,621	1.25%	6.7%	12/31/2021	7.27	0	0	1.00%	7.0%	12/31/2021	7.61	0	0	0.75%	7.3%
12/31/2020	6.51	3,033	19,739	1.25%	37.4%	12/31/2020	6.80	0	0	1.00%	37.8%	12/31/2020	7.10	0	0	0.75%	38.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.96	0	$0	0.50%	23.3%	12/31/2024	$8.40	0	$0	0.25%	23.6%	12/31/2024	$9.62	0	$0	0.00%	23.9%
12/31/2023	6.46	0	0	0.50%	18.2%	12/31/2023	6.79	0	0	0.25%	18.5%	12/31/2023	7.76	0	0	0.00%	18.8%
12/31/2022	5.46	0	0	0.50%	-31.4%	12/31/2022	5.73	0	0	0.25%	-31.2%	12/31/2022	6.53	0	0	0.00%	-31.1%
12/31/2021	7.97	0	0	0.50%	7.5%	12/31/2021	8.34	0	0	0.25%	7.8%	12/31/2021	9.48	0	0	0.00%	8.1%
12/31/2020	7.41	0	0	0.50%	38.5%	12/31/2020	7.73	0	0	0.25%	38.8%	12/31/2020	8.77	0	0	0.00%	39.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund A Class - 06-594

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$384,760	$420,743	41,051
Receivables: investments sold	714
Payables: investments purchased	-
Net assets	$385,474

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,474	298,533	$1.29
Band 100	-	-	1.34
Band 75	-	-	1.38
Band 50	-	-	1.43
Band 25	-	-	1.48
Band 0	-	-	1.53
Total	$385,474	298,533

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,391
Mortality & expense charges			(4,740)
Net investment income (loss)			11,651

Gain (loss) on investments:
Net realized gain (loss)			(2,605)
Realized gain distributions			2,767
Net change in unrealized appreciation (depreciation)			(252)
Net gain (loss)			(90)

Increase (decrease) in net assets from operations			$11,561

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,651	$8,030
Net realized gain (loss)		(2,605)	(1,848)
Realized gain distributions		2,767	-
Net change in unrealized appreciation (depreciation)		(252)	16,567

Increase (decrease) in net assets from operations		11,561	22,749

Contract owner transactions:
Proceeds from units sold		33,693	30,352
Cost of units redeemed		(26,716)	(9,773)
Account charges		(40)	(33)
Increase (decrease)		6,937	20,546
Net increase (decrease)		18,498	43,295
Net assets, beginning		366,976	323,681
Net assets, ending		$385,474	$366,976

Units sold		31,333	26,025
Units redeemed		(25,573)	(9,021)
Net increase (decrease)		5,760	17,004
Units outstanding, beginning		292,773	275,769
Units outstanding, ending		298,533	292,773

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,845,329
Cost of units redeemed/account charges			(4,582,900)
Net investment income (loss)			225,045
Net realized gain (loss)			(134,308)
Realized gain distributions			68,291
Net change in unrealized appreciation (depreciation)			(35,983)
Net assets			$385,474

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	299	$385	1.25%	3.0%	12/31/2024	$1.34	0	$0	1.00%	3.3%	12/31/2024	$1.38	0	$0	0.75%	3.5%
12/31/2023	1.25	293	367	1.25%	6.8%	12/31/2023	1.29	0	0	1.00%	7.1%	12/31/2023	1.33	0	0	0.75%	7.3%
12/31/2022	1.17	276	324	1.25%	-14.2%	12/31/2022	1.21	0	0	1.00%	-14.0%	12/31/2022	1.24	0	0	0.75%	-13.8%
12/31/2021	1.37	479	655	1.25%	0.9%	12/31/2021	1.40	0	0	1.00%	1.1%	12/31/2021	1.44	0	0	0.75%	1.4%
12/31/2020	1.36	411	558	1.25%	6.1%	12/31/2020	1.39	0	0	1.00%	6.3%	12/31/2020	1.42	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	3.8%	12/31/2024	$1.48	0	$0	0.25%	4.1%	12/31/2024	$1.53	0	$0	0.00%	4.3%
12/31/2023	1.38	0	0	0.50%	7.6%	12/31/2023	1.42	0	0	0.25%	7.9%	12/31/2023	1.47	0	0	0.00%	8.1%
12/31/2022	1.28	0	0	0.50%	-13.6%	12/31/2022	1.32	0	0	0.25%	-13.3%	12/31/2022	1.36	0	0	0.00%	-13.1%
12/31/2021	1.48	0	0	0.50%	1.6%	12/31/2021	1.52	0	0	0.25%	1.9%	12/31/2021	1.56	0	0	0.00%	2.2%
12/31/2020	1.46	0	0	0.50%	6.9%	12/31/2020	1.49	0	0	0.25%	7.1%	12/31/2020	1.53	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.6%
2022	2.8%
2021	3.3%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund Y Class - 06-CGG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,409	$293,681	28,878
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$271,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$271,457	229,548	$1.18
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$271,457	229,548

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,340
Mortality & expense charges			(3,579)
Net investment income (loss)			9,761

Gain (loss) on investments:
Net realized gain (loss)			(33,407)
Realized gain distributions			1,939
Net change in unrealized appreciation (depreciation)			29,317
Net gain (loss)			(2,151)

Increase (decrease) in net assets from operations			$7,610

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,761	$11,070
Net realized gain (loss)		(33,407)	(12,028)
Realized gain distributions		1,939	-
Net change in unrealized appreciation (depreciation)		29,317	29,869

Increase (decrease) in net assets from operations		7,610	28,911

Contract owner transactions:
Proceeds from units sold		109,959	25,870
Cost of units redeemed		(252,903)	(70,291)
Account charges		(525)	(725)
Increase (decrease)		(143,469)	(45,146)
Net increase (decrease)		(135,859)	(16,235)
Net assets, beginning		407,316	423,551
Net assets, ending		$271,457	$407,316

Units sold		92,647	23,503
Units redeemed		(219,601)	(61,604)
Net increase (decrease)		(126,954)	(38,101)
Units outstanding, beginning		356,502	394,603
Units outstanding, ending		229,548	356,502

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,628,716
Cost of units redeemed/account charges			(2,456,814)
Net investment income (loss)			131,300
Net realized gain (loss)			(39,123)
Realized gain distributions			29,650
Net change in unrealized appreciation (depreciation)			(22,272)
Net assets			$271,457

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	230	$271	1.25%	3.5%	12/31/2024	$1.21	0	$0	1.00%	3.8%	12/31/2024	$1.24	0	$0	0.75%	4.0%
12/31/2023	1.14	357	407	1.25%	7.2%	12/31/2023	1.17	0	0	1.00%	7.4%	12/31/2023	1.19	0	0	0.75%	7.7%
12/31/2022	1.07	366	391	1.25%	-13.9%	12/31/2022	1.09	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.24	365	452	1.25%	1.3%	12/31/2021	1.26	0	0	1.00%	1.5%	12/31/2021	1.28	0	0	0.75%	1.8%
12/31/2020	1.22	174	212	1.25%	6.3%	12/31/2020	1.24	0	0	1.00%	6.6%	12/31/2020	1.26	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	4.3%	12/31/2024	$1.30	0	$0	0.25%	4.6%	12/31/2024	$1.33	0	$0	0.00%	4.8%
12/31/2023	1.22	0	0	0.50%	8.0%	12/31/2023	1.24	0	0	0.25%	8.3%	12/31/2023	1.27	0	0	0.00%	8.5%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.15	0	0	0.25%	-13.1%	12/31/2022	1.17	28	33	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	2.0%	12/31/2021	1.32	0	0	0.25%	2.3%	12/31/2021	1.34	104	140	0.00%	2.6%
12/31/2020	1.27	0	0	0.50%	7.1%	12/31/2020	1.29	0	0	0.25%	7.4%	12/31/2020	1.31	96	126	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.8%
2022	3.2%
2021	3.1%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund K Class - 06-FCP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,857,481	$42,036,569	4,709,773
Receivables: investments sold	-
Payables: investments purchased	(237,519)
Net assets	$38,619,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,395,193	35,694,710	$1.08
Band 100	-	-	1.10
Band 75	224,769	200,700	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$38,619,962	35,895,410

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,708,861
Mortality & expense charges			(486,250)
Net investment income (loss)			1,222,611

Gain (loss) on investments:
Net realized gain (loss)			(1,158,272)
Realized gain distributions			247,501
Net change in unrealized appreciation (depreciation)			460,695
Net gain (loss)			(450,076)

Increase (decrease) in net assets from operations			$772,535

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,222,611	$907,980
Net realized gain (loss)		(1,158,272)	(743,461)
Realized gain distributions		247,501	-
Net change in unrealized appreciation (depreciation)		460,695	1,905,878

Increase (decrease) in net assets from operations		772,535	2,070,397

Contract owner transactions:
Proceeds from units sold		15,496,560	9,544,773
Cost of units redeemed		(14,889,451)	(8,300,764)
Account charges		(122,065)	(99,497)
Increase (decrease)		485,044	1,144,512
Net increase (decrease)		1,257,579	3,214,909
Net assets, beginning		37,362,383	34,147,474
Net assets, ending		$38,619,962	$37,362,383

Units sold		15,532,073	9,545,181
Units redeemed		(15,017,120)	(8,355,026)
Net increase (decrease)		514,953	1,190,155
Units outstanding, beginning		35,380,457	34,190,302
Units outstanding, ending		35,895,410	35,380,457

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$102,264,921
Cost of units redeemed/account charges			(63,039,266)
Net investment income (loss)			3,560,331
Net realized gain (loss)			(2,794,551)
Realized gain distributions			1,807,615
Net change in unrealized appreciation (depreciation)			(3,179,088)
Net assets			$38,619,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	35,695	$38,395	1.25%	1.9%	12/31/2024	$1.10	0	$0	1.00%	2.1%	12/31/2024	$1.12	201	$225	0.75%	2.4%
12/31/2023	1.06	35,167	37,129	1.25%	5.7%	12/31/2023	1.07	0	0	1.00%	6.0%	12/31/2023	1.09	213	233	0.75%	6.3%
12/31/2022	1.00	33,969	33,919	1.25%	-15.4%	12/31/2022	1.01	0	0	1.00%	-15.2%	12/31/2022	1.03	222	228	0.75%	-14.9%
12/31/2021	1.18	30,130	35,548	1.25%	-0.3%	12/31/2021	1.19	0	0	1.00%	0.0%	12/31/2021	1.21	195	236	0.75%	0.2%
12/31/2020	1.18	15,994	18,925	1.25%	7.7%	12/31/2020	1.20	0	0	1.00%	8.0%	12/31/2020	1.21	344	416	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	2.7%	12/31/2024	$1.17	0	$0	0.25%	2.9%	12/31/2024	$1.19	0	$0	0.00%	3.2%
12/31/2023	1.11	0	0	0.50%	6.5%	12/31/2023	1.13	0	0	0.25%	6.8%	12/31/2023	1.15	0	0	0.00%	7.1%
12/31/2022	1.05	0	0	0.50%	-14.7%	12/31/2022	1.06	0	0	0.25%	-14.5%	12/31/2022	1.08	0	0	0.00%	-14.3%
12/31/2021	1.23	0	0	0.50%	0.5%	12/31/2021	1.24	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	1.0%
12/31/2020	1.22	0	0	0.50%	8.5%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.7%
2022	2.3%
2021	1.9%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund K Class - 06-FCR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$620,071	$779,850	25,772
Receivables: investments sold	3,882
Payables: investments purchased	-
Net assets	$623,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$623,953	371,093	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$623,953	371,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,412
Mortality & expense charges			(18,895)
Net investment income (loss)			9,517

Gain (loss) on investments:
Net realized gain (loss)			(592,238)
Realized gain distributions			175,229
Net change in unrealized appreciation (depreciation)			502,900
Net gain (loss)			85,891

Increase (decrease) in net assets from operations			$95,408

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,517	$31,761
Net realized gain (loss)		(592,238)	(163,284)
Realized gain distributions		175,229	540,899
Net change in unrealized appreciation (depreciation)		502,900	(70,004)

Increase (decrease) in net assets from operations		95,408	339,372

Contract owner transactions:
Proceeds from units sold		484,490	695,213
Cost of units redeemed		(3,939,593)	(2,385,648)
Account charges		(1,117)	(903)
Increase (decrease)		(3,456,220)	(1,691,338)
Net increase (decrease)		(3,360,812)	(1,351,966)
Net assets, beginning		3,984,765	5,336,731
Net assets, ending		$623,953	$3,984,765

Units sold		300,404	489,404
Units redeemed		(2,541,562)	(1,599,974)
Net increase (decrease)		(2,241,158)	(1,110,570)
Units outstanding, beginning		2,612,251	3,722,821
Units outstanding, ending		371,093	2,612,251

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,231,156
Cost of units redeemed/account charges			(14,972,993)
Net investment income (loss)			195,047
Net realized gain (loss)			(475,451)
Realized gain distributions			1,805,973
Net change in unrealized appreciation (depreciation)			(159,779)
Net assets			$623,953

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	371	$624	1.25%	10.2%	12/31/2024	$1.72	0	$0	1.00%	10.5%	12/31/2024	$1.75	0	$0	0.75%	10.8%
12/31/2023	1.53	2,612	3,985	1.25%	6.4%	12/31/2023	1.55	0	0	1.00%	6.7%	12/31/2023	1.58	0	0	0.75%	6.9%
12/31/2022	1.43	3,723	5,337	1.25%	-9.1%	12/31/2022	1.46	0	0	1.00%	-8.8%	12/31/2022	1.48	0	0	0.75%	-8.6%
12/31/2021	1.58	3,923	6,184	1.25%	24.4%	12/31/2021	1.60	0	0	1.00%	24.7%	12/31/2021	1.62	0	0	0.75%	25.1%
12/31/2020	1.27	2,356	2,985	1.25%	-1.0%	12/31/2020	1.28	0	0	1.00%	-0.8%	12/31/2020	1.29	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	11.1%	12/31/2024	$1.82	0	$0	0.25%	11.3%	12/31/2024	$1.86	0	$0	0.00%	11.6%
12/31/2023	1.61	0	0	0.50%	7.2%	12/31/2023	1.64	0	0	0.25%	7.5%	12/31/2023	1.67	0	0	0.00%	7.7%
12/31/2022	1.50	0	0	0.50%	-8.4%	12/31/2022	1.52	0	0	0.25%	-8.2%	12/31/2022	1.55	0	0	0.00%	-7.9%
12/31/2021	1.64	0	0	0.50%	25.4%	12/31/2021	1.66	0	0	0.25%	25.7%	12/31/2021	1.68	0	0	0.00%	26.0%
12/31/2020	1.31	0	0	0.50%	-0.3%	12/31/2020	1.32	0	0	0.25%	0.0%	12/31/2020	1.33	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.9%
2022	2.1%
2021	1.6%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund K Class - 06-FCT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,181,016	$957,003	32,711
Receivables: investments sold	-
Payables: investments purchased	(35,776)
Net assets	$1,145,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,145,240	388,524	$2.95
Band 100	-	-	3.01
Band 75	-	-	3.07
Band 50	-	-	3.13
Band 25	-	-	3.20
Band 0	-	-	3.26
Total	$1,145,240	388,524

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,439)
Net investment income (loss)			(14,439)

Gain (loss) on investments:
Net realized gain (loss)			41,174
Realized gain distributions			63,052
Net change in unrealized appreciation (depreciation)			77,585
Net gain (loss)			181,811

Increase (decrease) in net assets from operations			$167,372

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,439)	$(10,368)
Net realized gain (loss)		41,174	6,888
Realized gain distributions		63,052	33,938
Net change in unrealized appreciation (depreciation)		77,585	223,444

Increase (decrease) in net assets from operations		167,372	253,902

Contract owner transactions:
Proceeds from units sold		140,309	320,806
Cost of units redeemed		(202,122)	(348,106)
Account charges		(1,441)	(1,125)
Increase (decrease)		(63,254)	(28,425)
Net increase (decrease)		104,118	225,477
Net assets, beginning		1,041,122	815,645
Net assets, ending		$1,145,240	$1,041,122

Units sold		48,599	149,941
Units redeemed		(71,008)	(162,573)
Net increase (decrease)		(22,409)	(12,632)
Units outstanding, beginning		410,933	423,565
Units outstanding, ending		388,524	410,933

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,070,456
Cost of units redeemed/account charges			(3,139,426)
Net investment income (loss)			(74,896)
Net realized gain (loss)			519,419
Realized gain distributions			545,674
Net change in unrealized appreciation (depreciation)			224,013
Net assets			$1,145,240

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.95	389	$1,145	1.25%	16.3%	12/31/2024	$3.01	0	$0	1.00%	16.6%	12/31/2024	$3.07	0	$0	0.75%	16.9%
12/31/2023	2.53	411	1,041	1.25%	31.6%	12/31/2023	2.58	0	0	1.00%	31.9%	12/31/2023	2.62	0	0	0.75%	32.2%
12/31/2022	1.93	424	816	1.25%	-21.5%	12/31/2022	1.96	0	0	1.00%	-21.3%	12/31/2022	1.98	0	0	0.75%	-21.1%
12/31/2021	2.45	340	835	1.25%	22.3%	12/31/2021	2.48	0	0	1.00%	22.6%	12/31/2021	2.51	0	0	0.75%	22.9%
12/31/2020	2.00	766	1,536	1.25%	25.9%	12/31/2020	2.02	0	0	1.00%	26.2%	12/31/2020	2.05	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	0	$0	0.50%	17.2%	12/31/2024	$3.20	0	$0	0.25%	17.5%	12/31/2024	$3.26	0	$0	0.00%	17.8%
12/31/2023	2.67	0	0	0.50%	32.6%	12/31/2023	2.72	0	0	0.25%	32.9%	12/31/2023	2.77	0	0	0.00%	33.2%
12/31/2022	2.02	0	0	0.50%	-20.9%	12/31/2022	2.05	0	0	0.25%	-20.7%	12/31/2022	2.08	0	0	0.00%	-20.5%
12/31/2021	2.55	0	0	0.50%	23.2%	12/31/2021	2.58	0	0	0.25%	23.5%	12/31/2021	2.61	0	0	0.00%	23.9%
12/31/2020	2.07	0	0	0.50%	26.9%	12/31/2020	2.09	0	0	0.25%	27.2%	12/31/2020	2.11	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.1%
2022	0.0%
2021	0.1%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund K Class - 06-FCV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,656,737	$1,500,179	33,228
Receivables: investments sold	-
Payables: investments purchased	(9,285)
Net assets	$1,647,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,647,452	739,634	$2.23
Band 100	-	-	2.27
Band 75	-	-	2.32
Band 50	-	-	2.37
Band 25	-	-	2.41
Band 0	-	-	2.46
Total	$1,647,452	739,634

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(18,540)
Net investment income (loss)			(18,540)

Gain (loss) on investments:
Net realized gain (loss)			72,007
Realized gain distributions			171,698
Net change in unrealized appreciation (depreciation)			54,256
Net gain (loss)			297,961

Increase (decrease) in net assets from operations			$279,421

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,540)	$(43,249)
Net realized gain (loss)		72,007	(722,356)
Realized gain distributions		171,698	-
Net change in unrealized appreciation (depreciation)		54,256	1,272,582

Increase (decrease) in net assets from operations		279,421	506,977

Contract owner transactions:
Proceeds from units sold		607,543	1,247,032
Cost of units redeemed		(754,678)	(4,751,459)
Account charges		(1,702)	(5,137)
Increase (decrease)		(148,837)	(3,509,564)
Net increase (decrease)		130,584	(3,002,587)
Net assets, beginning		1,516,868	4,519,455
Net assets, ending		$1,647,452	$1,516,868

Units sold		296,466	803,475
Units redeemed		(392,426)	(2,895,399)
Net increase (decrease)		(95,960)	(2,091,924)
Units outstanding, beginning		835,594	2,927,518
Units outstanding, ending		739,634	835,594

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,311,547
Cost of units redeemed/account charges			(18,931,637)
Net investment income (loss)			(456,175)
Net realized gain (loss)			922,895
Realized gain distributions			2,644,264
Net change in unrealized appreciation (depreciation)			156,558
Net assets			$1,647,452

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	740	$1,647	1.25%	22.7%	12/31/2024	$2.27	0	$0	1.00%	23.0%	12/31/2024	$2.32	0	$0	0.75%	23.3%
12/31/2023	1.82	836	1,517	1.25%	17.6%	12/31/2023	1.85	0	0	1.00%	17.9%	12/31/2023	1.88	0	0	0.75%	18.2%
12/31/2022	1.54	2,928	4,519	1.25%	-31.9%	12/31/2022	1.57	0	0	1.00%	-31.7%	12/31/2022	1.59	0	0	0.75%	-31.6%
12/31/2021	2.27	3,199	7,252	1.25%	7.0%	12/31/2021	2.30	0	0	1.00%	7.3%	12/31/2021	2.33	0	0	0.75%	7.5%
12/31/2020	2.12	4,526	9,590	1.25%	37.7%	12/31/2020	2.14	0	0	1.00%	38.1%	12/31/2020	2.16	0	0	0.75%	38.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.37	0	$0	0.50%	23.6%	12/31/2024	$2.41	0	$0	0.25%	23.9%	12/31/2024	$2.46	0	$0	0.00%	24.3%
12/31/2023	1.91	0	0	0.50%	18.5%	12/31/2023	1.95	0	0	0.25%	18.8%	12/31/2023	1.98	0	0	0.00%	19.1%
12/31/2022	1.62	0	0	0.50%	-31.4%	12/31/2022	1.64	0	0	0.25%	-31.2%	12/31/2022	1.67	0	0	0.00%	-31.0%
12/31/2021	2.35	0	0	0.50%	7.8%	12/31/2021	2.38	0	0	0.25%	8.1%	12/31/2021	2.42	0	0	0.00%	8.3%
12/31/2020	2.18	0	0	0.50%	38.8%	12/31/2020	2.21	0	0	0.25%	39.1%	12/31/2020	2.23	0	0	0.00%	39.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund K Class - 06-FCW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$698,888	$738,662	74,472
Receivables: investments sold	1,898
Payables: investments purchased	-
Net assets	$700,786

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$700,786	609,408	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$700,786	609,408

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,978
Mortality & expense charges			(8,636)
Net investment income (loss)			24,342

Gain (loss) on investments:
Net realized gain (loss)			(18,359)
Realized gain distributions			5,012
Net change in unrealized appreciation (depreciation)			7,878
Net gain (loss)			(5,469)

Increase (decrease) in net assets from operations			$18,873

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,342	$15,932
Net realized gain (loss)		(18,359)	(17,734)
Realized gain distributions		5,012	-
Net change in unrealized appreciation (depreciation)		7,878	42,228

Increase (decrease) in net assets from operations		18,873	40,426

Contract owner transactions:
Proceeds from units sold		139,965	287,252
Cost of units redeemed		(196,220)	(89,231)
Account charges		(891)	(502)
Increase (decrease)		(57,146)	197,519
Net increase (decrease)		(38,273)	237,945
Net assets, beginning		739,059	501,114
Net assets, ending		$700,786	$739,059

Units sold		122,426	267,777
Units redeemed		(178,181)	(86,445)
Net increase (decrease)		(55,755)	181,332
Units outstanding, beginning		665,163	483,831
Units outstanding, ending		609,408	665,163

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,814,783
Cost of units redeemed/account charges			(1,166,105)
Net investment income (loss)			124,882
Net realized gain (loss)			(80,707)
Realized gain distributions			47,707
Net change in unrealized appreciation (depreciation)			(39,774)
Net assets			$700,786

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	609	$701	1.25%	3.5%	12/31/2024	$1.17	0	$0	1.00%	3.8%	12/31/2024	$1.20	0	$0	0.75%	4.0%
12/31/2023	1.11	665	739	1.25%	7.3%	12/31/2023	1.13	0	0	1.00%	7.5%	12/31/2023	1.15	0	0	0.75%	7.8%
12/31/2022	1.04	484	501	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.07	0	0	0.75%	-13.4%
12/31/2021	1.20	751	902	1.25%	1.4%	12/31/2021	1.22	0	0	1.00%	1.6%	12/31/2021	1.23	0	0	0.75%	1.9%
12/31/2020	1.19	725	860	1.25%	6.4%	12/31/2020	1.20	0	0	1.00%	6.7%	12/31/2020	1.21	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	4.3%	12/31/2024	$1.25	0	$0	0.25%	4.5%	12/31/2024	$1.27	0	$0	0.00%	4.8%
12/31/2023	1.17	0	0	0.50%	8.1%	12/31/2023	1.19	0	0	0.25%	8.4%	12/31/2023	1.21	0	0	0.00%	8.6%
12/31/2022	1.08	0	0	0.50%	-13.2%	12/31/2022	1.10	0	0	0.25%	-12.9%	12/31/2022	1.12	0	0	0.00%	-12.7%
12/31/2021	1.25	0	0	0.50%	2.2%	12/31/2021	1.26	0	0	0.25%	2.4%	12/31/2021	1.28	0	0	0.00%	2.7%
12/31/2020	1.22	0	0	0.50%	7.2%	12/31/2020	1.23	0	0	0.25%	7.5%	12/31/2020	1.25	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	3.7%
2022	3.0%
2021	3.8%
2020	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund A Class - 06-GGH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,576	$9,791	580
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,579	6,153	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$10,579	6,153

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$192
Mortality & expense charges			(124)
Net investment income (loss)			68

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			569
Net change in unrealized appreciation (depreciation)			205
Net gain (loss)			790

Increase (decrease) in net assets from operations			$858

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68	$34
Net realized gain (loss)		16	-
Realized gain distributions		569	8
Net change in unrealized appreciation (depreciation)		205	580

Increase (decrease) in net assets from operations		858	622

Contract owner transactions:
Proceeds from units sold		1,238	7,861
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,238	7,861
Net increase (decrease)		2,096	8,483
Net assets, beginning		8,483	-
Net assets, ending		$10,579	$8,483

Units sold		722	5,431
Units redeemed		-	-
Net increase (decrease)		722	5,431
Units outstanding, beginning		5,431	-
Units outstanding, ending		6,153	5,431

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$168,748
Cost of units redeemed/account charges			(170,677)
Net investment income (loss)			73
Net realized gain (loss)			(2,828)
Realized gain distributions			14,478
Net change in unrealized appreciation (depreciation)			785
Net assets			$10,579

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	6	$11	1.25%	10.1%	12/31/2024	$1.75	0	$0	1.00%	10.3%	12/31/2024	$1.78	0	$0	0.75%	10.6%
12/31/2023	1.56	5	8	1.25%	15.2%	12/31/2023	1.59	0	0	1.00%	15.5%	12/31/2023	1.61	0	0	0.75%	15.8%
12/31/2022	1.36	0	0	1.25%	-10.9%	12/31/2022	1.37	0	0	1.00%	-10.7%	12/31/2022	1.39	0	0	0.75%	-10.5%
12/31/2021	1.52	33	50	1.25%	22.2%	12/31/2021	1.54	0	0	1.00%	22.5%	12/31/2021	1.55	0	0	0.75%	22.8%
12/31/2020	1.25	31	39	1.25%	16.3%	12/31/2020	1.26	0	0	1.00%	16.6%	12/31/2020	1.27	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	10.9%	12/31/2024	$1.85	0	$0	0.25%	11.2%	12/31/2024	$1.88	0	$0	0.00%	11.5%
12/31/2023	1.64	0	0	0.50%	16.1%	12/31/2023	1.66	0	0	0.25%	16.4%	12/31/2023	1.69	0	0	0.00%	16.7%
12/31/2022	1.41	0	0	0.50%	-10.3%	12/31/2022	1.43	0	0	0.25%	-10.0%	12/31/2022	1.45	0	0	0.00%	-9.8%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.59	0	0	0.25%	23.4%	12/31/2021	1.61	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	17.2%	12/31/2020	1.29	0	0	0.25%	17.5%	12/31/2020	1.30	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.8%
2022	0.0%
2021	2.2%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund Y Class - 06-GGJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$205,964	$201,360	11,240
Receivables: investments sold	179
Payables: investments purchased	-
Net assets	$206,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206,143	116,271	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$206,143	116,271

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,481
Mortality & expense charges			(2,348)
Net investment income (loss)			2,133

Gain (loss) on investments:
Net realized gain (loss)			1,200
Realized gain distributions			11,044
Net change in unrealized appreciation (depreciation)			2,349
Net gain (loss)			14,593

Increase (decrease) in net assets from operations			$16,726

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,133	$350
Net realized gain (loss)		1,200	38
Realized gain distributions		11,044	41
Net change in unrealized appreciation (depreciation)		2,349	2,240

Increase (decrease) in net assets from operations		16,726	2,669

Contract owner transactions:
Proceeds from units sold		154,372	37,643
Cost of units redeemed		(5,546)	-
Account charges		-	-
Increase (decrease)		148,826	37,643
Net increase (decrease)		165,552	40,312
Net assets, beginning		40,591	279
Net assets, ending		$206,143	$40,591

Units sold		94,038	25,098
Units redeemed		(3,066)	-
Net increase (decrease)		90,972	25,098
Units outstanding, beginning		25,299	201
Units outstanding, ending		116,271	25,299

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$192,696
Cost of units redeemed/account charges			(6,052)
Net investment income (loss)			2,490
Net realized gain (loss)			1,258
Realized gain distributions			11,147
Net change in unrealized appreciation (depreciation)			4,604
Net assets			$206,143

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	116	$206	1.25%	10.5%	12/31/2024	$1.81	0	$0	1.00%	10.8%	12/31/2024	$1.84	0	$0	0.75%	11.1%
12/31/2023	1.60	25	41	1.25%	15.6%	12/31/2023	1.63	0	0	1.00%	15.9%	12/31/2023	1.66	0	0	0.75%	16.2%
12/31/2022	1.39	0	0	1.25%	-10.6%	12/31/2022	1.41	0	0	1.00%	-10.3%	12/31/2022	1.42	0	0	0.75%	-10.1%
12/31/2021	1.55	0	0	1.25%	22.8%	12/31/2021	1.57	0	0	1.00%	23.1%	12/31/2021	1.58	0	0	0.75%	23.4%
12/31/2020	1.26	0	0	1.25%	16.9%	12/31/2020	1.27	0	0	1.00%	17.2%	12/31/2020	1.28	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	11.3%	12/31/2024	$1.91	0	$0	0.25%	11.6%	12/31/2024	$1.94	0	$0	0.00%	11.9%
12/31/2023	1.68	0	0	0.50%	16.5%	12/31/2023	1.71	0	0	0.25%	16.8%	12/31/2023	1.74	0	0	0.00%	17.1%
12/31/2022	1.44	0	0	0.50%	-9.9%	12/31/2022	1.46	0	0	0.25%	-9.7%	12/31/2022	1.48	0	0	0.00%	-9.4%
12/31/2021	1.60	0	0	0.50%	23.7%	12/31/2021	1.62	0	0	0.25%	24.0%	12/31/2021	1.64	0	0	0.00%	24.3%
12/31/2020	1.30	0	0	0.50%	17.7%	12/31/2020	1.31	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.5%
2022	1.4%
2021	2.5%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Classic Balanced Fund N Class - 06-3WW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$618,878	$616,254	56,509
Receivables: investments sold	468
Payables: investments purchased	-
Net assets	$619,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$619,346	430,274	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$619,346	430,274

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,031
Mortality & expense charges			(7,736)
Net investment income (loss)			6,295

Gain (loss) on investments:
Net realized gain (loss)			(84)
Realized gain distributions			2,329
Net change in unrealized appreciation (depreciation)			40,328
Net gain (loss)			42,573

Increase (decrease) in net assets from operations			$48,868

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,295	$6,454
Net realized gain (loss)		(84)	(829)
Realized gain distributions		2,329	-
Net change in unrealized appreciation (depreciation)		40,328	67,893

Increase (decrease) in net assets from operations		48,868	73,518

Contract owner transactions:
Proceeds from units sold		8,698	19,845
Cost of units redeemed		(23,435)	(2,440)
Account charges		(1)	(4)
Increase (decrease)		(14,738)	17,401
Net increase (decrease)		34,130	90,919
Net assets, beginning		585,216	494,297
Net assets, ending		$619,346	$585,216

Units sold		6,162	16,318
Units redeemed		(16,546)	(2,034)
Net increase (decrease)		(10,384)	14,284
Units outstanding, beginning		440,658	426,374
Units outstanding, ending		430,274	440,658

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$996,292
Cost of units redeemed/account charges			(439,487)
Net investment income (loss)			17,599
Net realized gain (loss)			718
Realized gain distributions			41,600
Net change in unrealized appreciation (depreciation)			2,624
Net assets			$619,346

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	430	$619	1.25%	8.4%	12/31/2024	$1.46	0	$0	1.00%	8.7%	12/31/2024	$1.48	0	$0	0.75%	8.9%
12/31/2023	1.33	441	585	1.25%	14.6%	12/31/2023	1.34	0	0	1.00%	14.8%	12/31/2023	1.36	0	0	0.75%	15.1%
12/31/2022	1.16	426	494	1.25%	-15.4%	12/31/2022	1.17	0	0	1.00%	-15.2%	12/31/2022	1.18	0	0	0.75%	-15.0%
12/31/2021	1.37	363	498	1.25%	14.0%	12/31/2021	1.38	0	0	1.00%	14.2%	12/31/2021	1.39	0	0	0.75%	14.5%
12/31/2020	1.20	14	17	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.21	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	0.50%	9.2%	12/31/2024	$1.52	0	$0	0.25%	9.5%	12/31/2024	$1.55	0	$0	0.00%	9.8%
12/31/2023	1.38	0	0	0.50%	15.4%	12/31/2023	1.39	0	0	0.25%	15.7%	12/31/2023	1.41	0	0	0.00%	16.0%
12/31/2022	1.19	0	0	0.50%	-14.8%	12/31/2022	1.20	0	0	0.25%	-14.5%	12/31/2022	1.21	0	0	0.00%	-14.3%
12/31/2021	1.40	0	0	0.50%	14.8%	12/31/2021	1.41	0	0	0.25%	15.1%	12/31/2021	1.42	0	0	0.00%	15.4%
12/31/2020	1.22	0	0	0.50%	12.2%	12/31/2020	1.22	0	0	0.25%	12.5%	12/31/2020	1.23	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.4%
2022	1.8%
2021	1.7%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund I Class - 06-832 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.18
Band 100	-	-	3.27
Band 75	-	-	3.38
Band 50	-	-	3.48
Band 25	-	-	3.59
Band 0	-	-	3.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.18	0	$0	1.25%	11.0%	12/31/2024	$3.27	0	$0	1.00%	11.3%	12/31/2024	$3.38	0	$0	0.75%	11.6%
12/31/2023	2.86	0	0	1.25%	16.8%	12/31/2023	2.94	0	0	1.00%	17.1%	12/31/2023	3.03	0	0	0.75%	17.4%
12/31/2022	2.45	0	0	1.25%	-17.0%	12/31/2022	2.51	0	0	1.00%	-16.8%	12/31/2022	2.58	0	0	0.75%	-16.6%
12/31/2021	2.95	0	0	1.25%	20.1%	12/31/2021	3.02	0	0	1.00%	20.4%	12/31/2021	3.09	0	0	0.75%	20.7%
12/31/2020	2.46	0	0	1.25%	16.4%	12/31/2020	2.51	0	0	1.00%	16.7%	12/31/2020	2.56	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.48	0	$0	0.50%	11.8%	12/31/2024	$3.59	0	$0	0.25%	12.1%	12/31/2024	$3.70	0	$0	0.00%	12.4%
12/31/2023	3.11	0	0	0.50%	17.7%	12/31/2023	3.20	0	0	0.25%	18.0%	12/31/2023	3.29	0	0	0.00%	18.3%
12/31/2022	2.64	0	0	0.50%	-16.4%	12/31/2022	2.71	0	0	0.25%	-16.2%	12/31/2022	2.78	0	0	0.00%	-16.0%
12/31/2021	3.16	0	0	0.50%	21.0%	12/31/2021	3.23	0	0	0.25%	21.3%	12/31/2021	3.31	0	0	0.00%	21.6%
12/31/2020	2.61	0	0	0.50%	17.3%	12/31/2020	2.67	0	0	0.25%	17.6%	12/31/2020	2.72	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund A Class - 06-839

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,053	$117,810	7,655
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$135,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,043	43,845	$3.08
Band 100	6	2	3.17
Band 75	-	-	3.27
Band 50	-	-	3.37
Band 25	-	-	3.48
Band 0	-	-	3.58
Total	$135,049	43,847

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,063
Mortality & expense charges			(1,842)
Net investment income (loss)			(779)

Gain (loss) on investments:
Net realized gain (loss)			5,451
Realized gain distributions			1,540
Net change in unrealized appreciation (depreciation)			9,910
Net gain (loss)			16,901

Increase (decrease) in net assets from operations			$16,122

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(779)	$(74)
Net realized gain (loss)		5,451	(55,304)
Realized gain distributions		1,540	-
Net change in unrealized appreciation (depreciation)		9,910	77,081

Increase (decrease) in net assets from operations		16,122	21,703

Contract owner transactions:
Proceeds from units sold		37,588	7,328
Cost of units redeemed		(33,406)	(129,342)
Account charges		-	-
Increase (decrease)		4,182	(122,014)
Net increase (decrease)		20,304	(100,311)
Net assets, beginning		114,745	215,056
Net assets, ending		$135,049	$114,745

Units sold		13,688	2,788
Units redeemed		(11,048)	(50,425)
Net increase (decrease)		2,640	(47,637)
Units outstanding, beginning		41,207	88,844
Units outstanding, ending		43,847	41,207

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$321,342
Cost of units redeemed/account charges			(230,329)
Net investment income (loss)			20,143
Net realized gain (loss)			(47,208)
Realized gain distributions			53,858
Net change in unrealized appreciation (depreciation)			17,243
Net assets			$135,049

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.08	44	$135	1.25%	10.7%	12/31/2024	$3.17	0	$0	1.00%	11.0%	12/31/2024	$3.27	0	$0	0.75%	11.3%
12/31/2023	2.78	40	110	1.25%	16.6%	12/31/2023	2.86	1	4	1.00%	16.8%	12/31/2023	2.94	0	0	0.75%	17.1%
12/31/2022	2.39	40	95	1.25%	-17.2%	12/31/2022	2.45	49	120	1.00%	-17.0%	12/31/2022	2.51	0	0	0.75%	-16.8%
12/31/2021	2.88	14	41	1.25%	19.6%	12/31/2021	2.95	1	4	1.00%	19.9%	12/31/2021	3.02	0	0	0.75%	20.2%
12/31/2020	2.41	6	15	1.25%	15.6%	12/31/2020	2.46	1	4	1.00%	15.9%	12/31/2020	2.51	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.37	0	$0	0.50%	11.6%	12/31/2024	$3.48	0	$0	0.25%	11.8%	12/31/2024	$3.58	0	$0	0.00%	12.1%
12/31/2023	3.02	0	0	0.50%	17.4%	12/31/2023	3.11	0	0	0.25%	17.7%	12/31/2023	3.20	0	0	0.00%	18.0%
12/31/2022	2.57	0	0	0.50%	-16.6%	12/31/2022	2.64	0	0	0.25%	-16.4%	12/31/2022	2.71	0	0	0.00%	-16.2%
12/31/2021	3.09	0	0	0.50%	20.5%	12/31/2021	3.16	0	0	0.25%	20.8%	12/31/2021	3.23	0	0	0.00%	21.1%
12/31/2020	2.56	0	0	0.50%	16.5%	12/31/2020	2.61	0	0	0.25%	16.7%	12/31/2020	2.67	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.8%
2022	17.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund A Class - 06-629

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,177	$24,933	2,568
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$21,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,188	7,979	$2.66
Band 100	-	-	2.74
Band 75	-	-	2.83
Band 50	-	-	2.92
Band 25	-	-	3.01
Band 0	-	-	3.11
Total	$21,188	7,979

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(367)
Net investment income (loss)			(367)

Gain (loss) on investments:
Net realized gain (loss)			1,076
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,213
Net gain (loss)			4,289

Increase (decrease) in net assets from operations			$3,922

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(367)	$(330)
Net realized gain (loss)		1,076	(4,021)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,213	9,822

Increase (decrease) in net assets from operations		3,922	5,471

Contract owner transactions:
Proceeds from units sold		3,927	5,080
Cost of units redeemed		(16,437)	(3,549)
Account charges		-	(5)
Increase (decrease)		(12,510)	1,526
Net increase (decrease)		(8,588)	6,997
Net assets, beginning		29,776	22,779
Net assets, ending		$21,188	$29,776

Units sold		1,596	2,499
Units redeemed		(6,357)	(1,763)
Net increase (decrease)		(4,761)	736
Units outstanding, beginning		12,740	12,004
Units outstanding, ending		7,979	12,740

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$912,554
Cost of units redeemed/account charges			(980,889)
Net investment income (loss)			(20,138)
Net realized gain (loss)			(50,323)
Realized gain distributions			163,740
Net change in unrealized appreciation (depreciation)			(3,756)
Net assets			$21,188

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.66	8	$21	1.25%	13.6%	12/31/2024	$2.74	0	$0	1.00%	13.9%	12/31/2024	$2.83	0	$0	0.75%	14.2%
12/31/2023	2.34	13	30	1.25%	23.2%	12/31/2023	2.41	0	0	1.00%	23.5%	12/31/2023	2.48	0	0	0.75%	23.8%
12/31/2022	1.90	12	23	1.25%	-27.9%	12/31/2022	1.95	0	0	1.00%	-27.8%	12/31/2022	2.00	0	0	0.75%	-27.6%
12/31/2021	2.63	18	47	1.25%	8.8%	12/31/2021	2.70	0	0	1.00%	9.0%	12/31/2021	2.76	0	0	0.75%	9.3%
12/31/2020	2.42	14	35	1.25%	28.3%	12/31/2020	2.47	0	0	1.00%	28.6%	12/31/2020	2.53	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.92	0	$0	0.50%	14.5%	12/31/2024	$3.01	0	$0	0.25%	14.8%	12/31/2024	$3.11	0	$0	0.00%	15.1%
12/31/2023	2.55	0	0	0.50%	24.1%	12/31/2023	2.62	0	0	0.25%	24.4%	12/31/2023	2.70	0	0	0.00%	24.7%
12/31/2022	2.05	0	0	0.50%	-27.4%	12/31/2022	2.11	0	0	0.25%	-27.2%	12/31/2022	2.17	0	0	0.00%	-27.0%
12/31/2021	2.83	0	0	0.50%	9.6%	12/31/2021	2.90	0	0	0.25%	9.9%	12/31/2021	2.97	0	0	0.00%	10.1%
12/31/2020	2.58	0	0	0.50%	29.3%	12/31/2020	2.64	0	0	0.25%	29.6%	12/31/2020	2.70	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer K Retirement Class - 06-6FH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,769	$24,214	564
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$22,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,767	15,296	$1.49
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.52
Band 25	-	-	1.53
Band 0	-	-	1.54
Total	$22,767	15,296

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$183
Mortality & expense charges			(258)
Net investment income (loss)			(75)

Gain (loss) on investments:
Net realized gain (loss)			(331)
Realized gain distributions			4,580
Net change in unrealized appreciation (depreciation)			(1,445)
Net gain (loss)			2,804

Increase (decrease) in net assets from operations			$2,729

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(75)	$-
Net realized gain (loss)		(331)	-
Realized gain distributions		4,580	-
Net change in unrealized appreciation (depreciation)		(1,445)	-

Increase (decrease) in net assets from operations		2,729	-

Contract owner transactions:
Proceeds from units sold		40,269	-
Cost of units redeemed		(20,142)	-
Account charges		(89)	-
Increase (decrease)		20,038	-
Net increase (decrease)		22,767	-
Net assets, beginning		-	-
Net assets, ending		$22,767	$-

Units sold		28,584	-
Units redeemed		(13,288)	-
Net increase (decrease)		15,296	-
Units outstanding, beginning		-	-
Units outstanding, ending		15,296	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,269
Cost of units redeemed/account charges			(20,231)
Net investment income (loss)			(75)
Net realized gain (loss)			(331)
Realized gain distributions			4,580
Net change in unrealized appreciation (depreciation)			(1,445)
Net assets			$22,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	15	$23	1.25%	21.4%	12/31/2024	$1.50	0	$0	1.00%	21.7%	12/31/2024	$1.51	0	$0	0.75%	22.0%
12/31/2023	1.23	0	0	1.25%	27.5%	12/31/2023	1.23	0	0	1.00%	27.8%	12/31/2023	1.24	0	0	0.75%	28.1%
12/31/2022	0.96	0	0	1.25%	-3.8%	12/31/2022	0.96	0	0	1.00%	-3.7%	12/31/2022	0.96	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	22.3%	12/31/2024	$1.53	0	$0	0.25%	22.6%	12/31/2024	$1.54	0	$0	0.00%	22.9%
12/31/2023	1.24	0	0	0.50%	28.4%	12/31/2023	1.25	0	0	0.25%	28.7%	12/31/2023	1.25	0	0	0.00%	29.1%
12/31/2022	0.97	0	0	0.50%	-3.4%	12/31/2022	0.97	0	0	0.25%	-3.2%	12/31/2022	0.97	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Intl Equity K Class - 06-6WN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	1.25%	-0.5%	12/31/2024	$1.00	0	$0	1.00%	-0.4%	12/31/2024	$1.00	0	$0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.0%	12/31/2024	$1.00	0	$0	0.25%	0.1%	12/31/2024	$1.00	0	$0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Developing World Instl Class - 06-74T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	29
Receivables: investments sold	399
Payables: investments purchased	-
Net assets	$399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$399	406	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$399	406

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		408	-
Cost of units redeemed		-	-
Account charges		(9)	-
Increase (decrease)		399	-
Net increase (decrease)		399	-
Net assets, beginning		-	-
Net assets, ending		$399	$-

Units sold		415	-
Units redeemed		(9)	-
Net increase (decrease)		406	-
Units outstanding, beginning		-	-
Units outstanding, ending		406	-

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$408
Cost of units redeemed/account charges			(9)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$399

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	1.25%	-1.7%	12/31/2024	$0.98	0	$0	1.00%	-1.7%	12/31/2024	$0.98	0	$0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-1.6%	12/31/2024	$0.98	0	$0	0.25%	-1.6%	12/31/2024	$0.98	0	$0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Growth Instl Class - 06-74R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	16
Receivables: investments sold	1,359
Payables: investments purchased	-
Net assets	$1,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,359	1,367	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$1,359	1,367

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		1,385	-
Cost of units redeemed		-	-
Account charges		(26)	-
Increase (decrease)		1,359	-
Net increase (decrease)		1,359	-
Net assets, beginning		-	-
Net assets, ending		$1,359	$-

Units sold		1,393	-
Units redeemed		(26)	-
Net increase (decrease)		1,367	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,367	-

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,385
Cost of units redeemed/account charges			(26)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1,359

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	1	$1	1.25%	-0.6%	12/31/2024	$0.99	0	$0	1.00%	-0.6%	12/31/2024	$0.99	0	$0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-0.5%	12/31/2024	$1.00	0	$0	0.25%	-0.5%	12/31/2024	$1.00	0	$0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Income Instl Class - 06-74P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	15
Receivables: investments sold	1,007
Payables: investments purchased	-
Net assets	$1,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,007	1,020	$0.99
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$1,007	1,020

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		1,024	-
Cost of units redeemed		-	-
Account charges		(17)	-
Increase (decrease)		1,007	-
Net increase (decrease)		1,007	-
Net assets, beginning		-	-
Net assets, ending		$1,007	$-

Units sold		1,037	-
Units redeemed		(17)	-
Net increase (decrease)		1,020	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,020	-

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,024
Cost of units redeemed/account charges			(17)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1,007

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	1	$1	1.25%	-1.3%	12/31/2024	$0.99	0	$0	1.00%	-1.3%	12/31/2024	$0.99	0	$0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	-1.2%	12/31/2024	$0.99	0	$0	0.25%	-1.2%	12/31/2024	$0.99	0	$0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Amana Particpation Instl Class - 06-74V (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	-0.1%	12/31/2024	$1.00	0	$0	1.00%	-0.1%	12/31/2024	$1.00	0	$0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	-0.1%	12/31/2024	$1.00	0	$0	0.25%	0.0%	12/31/2024	$1.00	0	$0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Smead Value Y Inst Class - 06-6XX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	1.25%	-5.0%	12/31/2024	$0.95	0	$0	1.00%	-4.9%	12/31/2024	$0.95	0	$0	0.75%	-4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	-4.7%	12/31/2024	$0.95	0	$0	0.25%	-4.6%	12/31/2024	$0.95	0	$0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Large Cap Val R6 Retirement Class - 06-6N7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	15.4%	12/31/2024	$1.26	0	$0	1.00%	15.7%	12/31/2024	$1.27	0	$0	0.75%	16.0%
12/31/2023	1.09	0	0	1.25%	8.9%	12/31/2023	1.09	0	0	1.00%	9.1%	12/31/2023	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	16.3%	12/31/2024	$1.28	0	$0	0.25%	16.6%	12/31/2024	$1.28	0	$0	0.00%	16.9%
12/31/2023	1.09	0	0	0.50%	9.5%	12/31/2023	1.10	0	0	0.25%	9.7%	12/31/2023	1.10	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Interm Bond R6 Retirement Class - 06-4NR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$452,487	$447,858	53,829
Receivables: investments sold	11,591
Payables: investments purchased	-
Net assets	$464,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$464,078	514,419	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$464,078	514,419

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,717
Mortality & expense charges			(4,278)
Net investment income (loss)			12,439

Gain (loss) on investments:
Net realized gain (loss)			1,707
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,915
Net gain (loss)			6,622

Increase (decrease) in net assets from operations			$19,061

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,439	$565
Net realized gain (loss)		1,707	(11)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,915	(286)

Increase (decrease) in net assets from operations		19,061	268

Contract owner transactions:
Proceeds from units sold		478,734	77,151
Cost of units redeemed		(110,316)	(673)
Account charges		(147)	-
Increase (decrease)		368,271	76,478
Net increase (decrease)		387,332	76,746
Net assets, beginning		76,746	-
Net assets, ending		$464,078	$76,746

Units sold		568,565	87,239
Units redeemed		(140,601)	(784)
Net increase (decrease)		427,964	86,455
Units outstanding, beginning		86,455	-
Units outstanding, ending		514,419	86,455

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$555,885
Cost of units redeemed/account charges			(111,136)
Net investment income (loss)			13,004
Net realized gain (loss)			1,696
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,629
Net assets			$464,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	514	$464	1.25%	1.6%	12/31/2024	$0.91	0	$0	1.00%	1.9%	12/31/2024	$0.92	0	$0	0.75%	2.1%
12/31/2023	0.89	86	77	1.25%	5.8%	12/31/2023	0.90	0	0	1.00%	6.1%	12/31/2023	0.90	0	0	0.75%	6.3%
12/31/2022	0.84	0	0	1.25%	-15.2%	12/31/2022	0.84	0	0	1.00%	-15.0%	12/31/2022	0.85	0	0	0.75%	-14.8%
12/31/2021	0.99	0	0	1.25%	-2.2%	12/31/2021	0.99	0	0	1.00%	-2.0%	12/31/2021	1.00	0	0	0.75%	-1.7%
12/31/2020	1.01	0	0	1.25%	1.2%	12/31/2020	1.01	0	0	1.00%	1.4%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	2.4%	12/31/2024	$0.94	0	$0	0.25%	2.7%	12/31/2024	$0.95	0	$0	0.00%	2.9%
12/31/2023	0.91	0	0	0.50%	6.6%	12/31/2023	0.92	0	0	0.25%	6.9%	12/31/2023	0.93	0	0	0.00%	7.1%
12/31/2022	0.85	0	0	0.50%	-14.6%	12/31/2022	0.86	0	0	0.25%	-14.4%	12/31/2022	0.86	0	0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	-1.5%	12/31/2021	1.00	0	0	0.25%	-1.3%	12/31/2021	1.01	0	0	0.00%	-1.0%
12/31/2020	1.02	0	0	0.50%	1.6%	12/31/2020	1.02	0	0	0.25%	1.7%	12/31/2020	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.2%
2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth Inst Class - 06-6KM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,888,435	$3,477,785	91,025
Receivables: investments sold	5,620
Payables: investments purchased	-
Net assets	$3,894,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,894,055	2,729,881	$1.43
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.46
Total	$3,894,055	2,729,881

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$64,703
Mortality & expense charges			(45,696)
Net investment income (loss)			19,007

Gain (loss) on investments:
Net realized gain (loss)			85,129
Realized gain distributions			302,716
Net change in unrealized appreciation (depreciation)			141,868
Net gain (loss)			529,713

Increase (decrease) in net assets from operations			$548,720

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,007	$(21,232)
Net realized gain (loss)		85,129	(494)
Realized gain distributions		302,716	-
Net change in unrealized appreciation (depreciation)		141,868	268,782

Increase (decrease) in net assets from operations		548,720	247,056

Contract owner transactions:
Proceeds from units sold		549,968	3,285,585
Cost of units redeemed		(495,537)	(241,705)
Account charges		(16)	(16)
Increase (decrease)		54,415	3,043,864
Net increase (decrease)		603,135	3,290,920
Net assets, beginning		3,290,920	-
Net assets, ending		$3,894,055	$3,290,920

Units sold		394,746	2,916,066
Units redeemed		(367,819)	(213,112)
Net increase (decrease)		26,927	2,702,954
Units outstanding, beginning		2,702,954	-
Units outstanding, ending		2,729,881	2,702,954

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,835,553
Cost of units redeemed/account charges			(737,274)
Net investment income (loss)			(2,225)
Net realized gain (loss)			84,635
Realized gain distributions			302,716
Net change in unrealized appreciation (depreciation)			410,650
Net assets			$3,894,055

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	2,730	$3,894	1.25%	17.2%	12/31/2024	$1.43	0	$0	1.00%	17.5%	12/31/2024	$1.44	0	$0	0.75%	17.7%
12/31/2023	1.22	2,703	3,291	1.25%	18.9%	12/31/2023	1.22	0	0	1.00%	19.2%	12/31/2023	1.22	0	0	0.75%	19.4%
12/31/2022	1.02	0	0	1.25%	2.4%	12/31/2022	1.02	0	0	1.00%	2.4%	12/31/2022	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	18.0%	12/31/2024	$1.46	0	$0	0.25%	18.3%	12/31/2024	$1.46	0	$0	0.00%	18.6%
12/31/2023	1.23	0	0	0.50%	19.7%	12/31/2023	1.23	0	0	0.25%	20.0%	12/31/2023	1.23	0	0	0.00%	20.3%
12/31/2022	1.02	0	0	0.50%	2.5%	12/31/2022	1.02	0	0	0.25%	2.5%	12/31/2022	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R Class - 06-6KN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,369	$4,937	103
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$4,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,370	3,201	$1.37
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$4,370	3,201

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$351
Mortality & expense charges			(90)
Net investment income (loss)			261

Gain (loss) on investments:
Net realized gain (loss)			(5,646)
Realized gain distributions			2,167
Net change in unrealized appreciation (depreciation)			(568)
Net gain (loss)			(4,047)

Increase (decrease) in net assets from operations			$(3,786)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$261	$-
Net realized gain (loss)		(5,646)	-
Realized gain distributions		2,167	-
Net change in unrealized appreciation (depreciation)		(568)	-

Increase (decrease) in net assets from operations		(3,786)	-

Contract owner transactions:
Proceeds from units sold		127,495	-
Cost of units redeemed		(119,339)	-
Account charges		-	-
Increase (decrease)		8,156	-
Net increase (decrease)		4,370	-
Net assets, beginning		-	-
Net assets, ending		$4,370	$-

Units sold		92,503	-
Units redeemed		(89,302)	-
Net increase (decrease)		3,201	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,201	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$127,495
Cost of units redeemed/account charges			(119,339)
Net investment income (loss)			261
Net realized gain (loss)			(5,646)
Realized gain distributions			2,167
Net change in unrealized appreciation (depreciation)			(568)
Net assets			$4,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	3	$4	1.25%	16.5%	12/31/2024	$1.37	0	$0	1.00%	16.8%	12/31/2024	$1.38	0	$0	0.75%	17.1%
12/31/2023	1.17	0	0	1.25%	18.2%	12/31/2023	1.17	0	0	1.00%	18.5%	12/31/2023	1.18	0	0	0.75%	18.7%
12/31/2022	0.99	0	0	1.25%	-0.9%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	17.4%	12/31/2024	$1.39	0	$0	0.25%	17.7%	12/31/2024	$1.40	0	$0	0.00%	18.0%
12/31/2023	1.18	0	0	0.50%	19.0%	12/31/2023	1.18	0	0	0.25%	19.3%	12/31/2023	1.19	0	0	0.00%	19.6%
12/31/2022	0.99	0	0	0.50%	-0.8%	12/31/2022	0.99	0	0	0.25%	-0.8%	12/31/2022	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	16.1%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R6 Class - 06-6JT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,552	$1,856	36
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,552	1,141	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,552	1,141

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27
Mortality & expense charges			(1)
Net investment income (loss)			26

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			122
Net change in unrealized appreciation (depreciation)			(304)
Net gain (loss)			(182)

Increase (decrease) in net assets from operations			$(156)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26	$-
Net realized gain (loss)		-	-
Realized gain distributions		122	-
Net change in unrealized appreciation (depreciation)		(304)	-

Increase (decrease) in net assets from operations		(156)	-

Contract owner transactions:
Proceeds from units sold		1,708	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,708	-
Net increase (decrease)		1,552	-
Net assets, beginning		-	-
Net assets, ending		$1,552	$-

Units sold		1,141	-
Units redeemed		-	-
Net increase (decrease)		1,141	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,141	-

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,708
Cost of units redeemed/account charges			-
Net investment income (loss)			26
Net realized gain (loss)			-
Realized gain distributions			122
Net change in unrealized appreciation (depreciation)			(304)
Net assets			$1,552

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	1	$2	1.25%	17.3%	12/31/2024	$1.37	0	$0	1.00%	17.6%	12/31/2024	$1.37	0	$0	0.75%	17.9%
12/31/2023	1.16	0	0	1.25%	18.9%	12/31/2023	1.16	0	0	1.00%	19.2%	12/31/2023	1.17	0	0	0.75%	19.5%
12/31/2022	0.97	0	0	1.25%	-2.5%	12/31/2022	0.98	0	0	1.00%	-2.5%	12/31/2022	0.98	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	18.2%	12/31/2024	$1.39	0	$0	0.25%	18.5%	12/31/2024	$1.40	0	$0	0.00%	18.8%
12/31/2023	1.17	0	0	0.50%	19.8%	12/31/2023	1.17	0	0	0.25%	20.1%	12/31/2023	1.18	0	0	0.00%	20.4%
12/31/2022	0.98	0	0	0.50%	-2.4%	12/31/2022	0.98	0	0	0.25%	-2.4%	12/31/2022	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Mid Cap Value R6 Class - 06-3J6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,714,510	$4,278,858	99,277
Receivables: investments sold	31,937
Payables: investments purchased	-
Net assets	$4,746,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,746,447	2,872,041	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$4,746,447	2,872,041

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$65,933
Mortality & expense charges			(55,628)
Net investment income (loss)			10,305

Gain (loss) on investments:
Net realized gain (loss)			78,681
Realized gain distributions			287,686
Net change in unrealized appreciation (depreciation)			43,789
Net gain (loss)			410,156

Increase (decrease) in net assets from operations			$420,461

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,305	$11,472
Net realized gain (loss)		78,681	50,697
Realized gain distributions		287,686	173,023
Net change in unrealized appreciation (depreciation)		43,789	78,069

Increase (decrease) in net assets from operations		420,461	313,261

Contract owner transactions:
Proceeds from units sold		932,865	1,229,078
Cost of units redeemed		(945,556)	(724,918)
Account charges		(4,339)	(3,716)
Increase (decrease)		(17,030)	500,444
Net increase (decrease)		403,431	813,705
Net assets, beginning		4,343,016	3,529,311
Net assets, ending		$4,746,447	$4,343,016

Units sold		577,256	876,933
Units redeemed		(613,275)	(527,411)
Net increase (decrease)		(36,019)	349,522
Units outstanding, beginning		2,908,060	2,558,538
Units outstanding, ending		2,872,041	2,908,060

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,616,615
Cost of units redeemed/account charges			(4,685,469)
Net investment income (loss)			(950)
Net realized gain (loss)			336,523
Realized gain distributions			1,044,076
Net change in unrealized appreciation (depreciation)			435,652
Net assets			$4,746,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	2,872	$4,746	1.25%	10.7%	12/31/2024	$1.68	0	$0	1.00%	10.9%	12/31/2024	$1.71	0	$0	0.75%	11.2%
12/31/2023	1.49	2,908	4,343	1.25%	8.3%	12/31/2023	1.51	0	0	1.00%	8.5%	12/31/2023	1.53	0	0	0.75%	8.8%
12/31/2022	1.38	2,559	3,529	1.25%	-5.7%	12/31/2022	1.39	0	0	1.00%	-5.4%	12/31/2022	1.41	0	0	0.75%	-5.2%
12/31/2021	1.46	2,508	3,669	1.25%	27.2%	12/31/2021	1.47	0	0	1.00%	27.5%	12/31/2021	1.49	0	0	0.75%	27.8%
12/31/2020	1.15	2,155	2,478	1.25%	2.1%	12/31/2020	1.16	0	0	1.00%	2.3%	12/31/2020	1.16	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	11.5%	12/31/2024	$1.76	0	$0	0.25%	11.8%	12/31/2024	$1.79	0	$0	0.00%	12.1%
12/31/2023	1.55	0	0	0.50%	9.1%	12/31/2023	1.57	0	0	0.25%	9.3%	12/31/2023	1.60	0	0	0.00%	9.6%
12/31/2022	1.42	0	0	0.50%	-5.0%	12/31/2022	1.44	0	0	0.25%	-4.7%	12/31/2022	1.46	0	0	0.00%	-4.5%
12/31/2021	1.50	0	0	0.50%	28.2%	12/31/2021	1.51	0	0	0.25%	28.5%	12/31/2021	1.52	0	0	0.00%	28.8%
12/31/2020	1.17	0	0	0.50%	2.8%	12/31/2020	1.18	0	0	0.25%	3.1%	12/31/2020	1.18	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.1%
2021	0.7%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Core Plus Bond R6 Retirement Class - 06-4YK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,507	$248,438	22,688
Receivables: investments sold	4,114
Payables: investments purchased	-
Net assets	$251,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$251,621	278,440	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$251,621	278,440

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,059
Mortality & expense charges			(3,124)
Net investment income (loss)			8,935

Gain (loss) on investments:
Net realized gain (loss)			6,991
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,172)
Net gain (loss)			(3,181)

Increase (decrease) in net assets from operations			$5,754

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,935	$6,071
Net realized gain (loss)		6,991	2,864
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,172)	2,518

Increase (decrease) in net assets from operations		5,754	11,453

Contract owner transactions:
Proceeds from units sold		173,163	24,887
Cost of units redeemed		(137,210)	(31,588)
Account charges		(137)	(25)
Increase (decrease)		35,816	(6,726)
Net increase (decrease)		41,570	4,727
Net assets, beginning		210,051	205,324
Net assets, ending		$251,621	$210,051

Units sold		193,381	28,542
Units redeemed		(150,004)	(36,150)
Net increase (decrease)		43,377	(7,608)
Units outstanding, beginning		235,063	242,671
Units outstanding, ending		278,440	235,063

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$628,796
Cost of units redeemed/account charges			(403,110)
Net investment income (loss)			16,993
Net realized gain (loss)			9,873
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(931)
Net assets			$251,621

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	278	$252	1.25%	1.1%	12/31/2024	$0.91	0	$0	1.00%	1.4%	12/31/2024	$0.92	0	$0	0.75%	1.6%
12/31/2023	0.89	235	210	1.25%	5.6%	12/31/2023	0.90	0	0	1.00%	5.9%	12/31/2023	0.90	0	0	0.75%	6.1%
12/31/2022	0.85	243	205	1.25%	-14.8%	12/31/2022	0.85	0	0	1.00%	-14.6%	12/31/2022	0.85	0	0	0.75%	-14.4%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.6%	12/31/2021	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	1.9%	12/31/2024	$0.93	0	$0	0.25%	2.2%	12/31/2024	$0.94	0	$0	0.00%	2.4%
12/31/2023	0.91	0	0	0.50%	6.4%	12/31/2023	0.91	0	0	0.25%	6.7%	12/31/2023	0.92	0	0	0.00%	6.9%
12/31/2022	0.85	0	0	0.50%	-14.1%	12/31/2022	0.86	0	0	0.25%	-13.9%	12/31/2022	0.86	0	0	0.00%	-13.7%
12/31/2021	1.00	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.2%
2023	4.1%
2022	2.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Intl Equity R6 Class - 06-3J7 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	-1.0%	12/31/2024	$1.07	0	$0	1.00%	-0.7%	12/31/2024	$1.09	0	$0	0.75%	-0.5%
12/31/2023	1.07	0	0	1.25%	14.6%	12/31/2023	1.08	0	0	1.00%	14.8%	12/31/2023	1.09	0	0	0.75%	15.1%
12/31/2022	0.93	0	0	1.25%	-12.4%	12/31/2022	0.94	0	0	1.00%	-12.2%	12/31/2022	0.95	0	0	0.75%	-12.0%
12/31/2021	1.06	0	0	1.25%	4.8%	12/31/2021	1.07	0	0	1.00%	5.1%	12/31/2021	1.08	0	0	0.75%	5.3%
12/31/2020	1.01	0	0	1.25%	3.6%	12/31/2020	1.02	0	0	1.00%	3.8%	12/31/2020	1.03	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	-0.2%	12/31/2024	$1.12	0	$0	0.25%	0.0%	12/31/2024	$1.14	0	$0	0.00%	0.3%
12/31/2023	1.11	0	0	0.50%	15.4%	12/31/2023	1.12	0	0	0.25%	15.7%	12/31/2023	1.14	0	0	0.00%	16.0%
12/31/2022	0.96	0	0	0.50%	-11.8%	12/31/2022	0.97	0	0	0.25%	-11.6%	12/31/2022	0.98	0	0	0.00%	-11.3%
12/31/2021	1.09	0	0	0.50%	5.6%	12/31/2021	1.10	0	0	0.25%	5.9%	12/31/2021	1.11	0	0	0.00%	6.1%
12/31/2020	1.03	0	0	0.50%	4.3%	12/31/2020	1.04	0	0	0.25%	4.6%	12/31/2020	1.04	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Small Cap Value R6 Class - 06-3JF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,528,582	$2,560,569	63,335
Receivables: investments sold	20,058
Payables: investments purchased	-
Net assets	$2,548,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,548,640	1,864,735	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$2,548,640	1,864,735

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$33,359
Mortality & expense charges			(30,259)
Net investment income (loss)			3,100

Gain (loss) on investments:
Net realized gain (loss)			87,468
Realized gain distributions			203,091
Net change in unrealized appreciation (depreciation)			(149,636)
Net gain (loss)			140,923

Increase (decrease) in net assets from operations			$144,023

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,100	$6,186
Net realized gain (loss)		87,468	(27,064)
Realized gain distributions		203,091	23,347
Net change in unrealized appreciation (depreciation)		(149,636)	311,642

Increase (decrease) in net assets from operations		144,023	314,111

Contract owner transactions:
Proceeds from units sold		1,306,635	829,630
Cost of units redeemed		(1,173,961)	(511,235)
Account charges		(2,242)	(4,954)
Increase (decrease)		130,432	313,441
Net increase (decrease)		274,455	627,552
Net assets, beginning		2,274,185	1,646,633
Net assets, ending		$2,548,640	$2,274,185

Units sold		1,014,945	704,836
Units redeemed		(907,700)	(444,879)
Net increase (decrease)		107,245	259,957
Units outstanding, beginning		1,757,490	1,497,533
Units outstanding, ending		1,864,735	1,757,490

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,491,090
Cost of units redeemed/account charges			(3,501,530)
Net investment income (loss)			5,927
Net realized gain (loss)			182,498
Realized gain distributions			402,642
Net change in unrealized appreciation (depreciation)			(31,987)
Net assets			$2,548,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	1,865	$2,549	1.25%	5.6%	12/31/2024	$1.39	0	$0	1.00%	5.9%	12/31/2024	$1.41	0	$0	0.75%	6.2%
12/31/2023	1.29	1,757	2,274	1.25%	17.7%	12/31/2023	1.31	0	0	1.00%	18.0%	12/31/2023	1.33	0	0	0.75%	18.3%
12/31/2022	1.10	1,498	1,647	1.25%	-14.6%	12/31/2022	1.11	0	0	1.00%	-14.4%	12/31/2022	1.12	0	0	0.75%	-14.2%
12/31/2021	1.29	1,187	1,528	1.25%	26.7%	12/31/2021	1.30	0	0	1.00%	27.0%	12/31/2021	1.31	0	0	0.75%	27.3%
12/31/2020	1.02	779	792	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	6.4%	12/31/2024	$1.46	0	$0	0.25%	6.7%	12/31/2024	$1.48	0	$0	0.00%	7.0%
12/31/2023	1.35	0	0	0.50%	18.6%	12/31/2023	1.36	0	0	0.25%	18.9%	12/31/2023	1.38	0	0	0.00%	19.2%
12/31/2022	1.14	0	0	0.50%	-13.9%	12/31/2022	1.15	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.32	0	0	0.50%	27.6%	12/31/2021	1.33	0	0	0.25%	27.9%	12/31/2021	1.34	0	0	0.00%	28.3%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.5%
2022	1.2%
2021	0.9%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund IS Class - 06-CHJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,437	$323,960	13,014
Receivables: investments sold	283
Payables: investments purchased	-
Net assets	$277,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,720	181,809	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$277,720	181,809

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,394
Mortality & expense charges			(14,344)
Net investment income (loss)			(2,950)

Gain (loss) on investments:
Net realized gain (loss)			111,697
Realized gain distributions			24,714
Net change in unrealized appreciation (depreciation)			(82,672)
Net gain (loss)			53,739

Increase (decrease) in net assets from operations			$50,789

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,950)	$3,146
Net realized gain (loss)		111,697	(15,590)
Realized gain distributions		24,714	-
Net change in unrealized appreciation (depreciation)		(82,672)	148,332

Increase (decrease) in net assets from operations		50,789	135,888

Contract owner transactions:
Proceeds from units sold		271,109	245,074
Cost of units redeemed		(1,174,065)	(350,419)
Account charges		(2,018)	(1,774)
Increase (decrease)		(904,974)	(107,119)
Net increase (decrease)		(854,185)	28,769
Net assets, beginning		1,131,905	1,103,136
Net assets, ending		$277,720	$1,131,905

Units sold		167,912	173,200
Units redeemed		(741,400)	(250,824)
Net increase (decrease)		(573,488)	(77,624)
Units outstanding, beginning		755,297	832,921
Units outstanding, ending		181,809	755,297

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,385,226
Cost of units redeemed/account charges			(5,461,581)
Net investment income (loss)			34,624
Net realized gain (loss)			204,644
Realized gain distributions			161,330
Net change in unrealized appreciation (depreciation)			(46,523)
Net assets			$277,720

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	182	$278	1.25%	1.9%	12/31/2024	$1.56	0	$0	1.00%	2.2%	12/31/2024	$1.60	0	$0	0.75%	2.4%
12/31/2023	1.50	755	1,132	1.25%	13.2%	12/31/2023	1.53	0	0	1.00%	13.4%	12/31/2023	1.56	0	0	0.75%	13.7%
12/31/2022	1.32	833	1,103	1.25%	-23.3%	12/31/2022	1.35	0	0	1.00%	-23.1%	12/31/2022	1.37	0	0	0.75%	-23.0%
12/31/2021	1.73	386	667	1.25%	6.7%	12/31/2021	1.75	0	0	1.00%	7.0%	12/31/2021	1.78	0	0	0.75%	7.2%
12/31/2020	1.62	462	748	1.25%	20.3%	12/31/2020	1.64	0	0	1.00%	20.6%	12/31/2020	1.66	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	2.7%	12/31/2024	$1.67	0	$0	0.25%	3.0%	12/31/2024	$1.71	0	$0	0.00%	3.2%
12/31/2023	1.59	0	0	0.50%	14.0%	12/31/2023	1.63	0	0	0.25%	14.3%	12/31/2023	1.66	0	0	0.00%	14.6%
12/31/2022	1.40	0	0	0.50%	-22.8%	12/31/2022	1.42	0	0	0.25%	-22.6%	12/31/2022	1.45	0	0	0.00%	-22.4%
12/31/2021	1.81	0	0	0.50%	7.5%	12/31/2021	1.84	0	0	0.25%	7.8%	12/31/2021	1.86	0	0	0.00%	8.0%
12/31/2020	1.68	0	0	0.50%	21.2%	12/31/2020	1.70	0	0	0.25%	21.5%	12/31/2020	1.73	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.5%
2022	1.1%
2021	1.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund A Class - 06-CHH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$268,806	$308,279	12,798
Receivables: investments sold	1,120
Payables: investments purchased	-
Net assets	$269,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$269,926	181,093	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.67
Total	$269,926	181,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,435
Mortality & expense charges			(3,462)
Net investment income (loss)			6,973

Gain (loss) on investments:
Net realized gain (loss)			(174)
Realized gain distributions			24,327
Net change in unrealized appreciation (depreciation)			(26,826)
Net gain (loss)			(2,673)

Increase (decrease) in net assets from operations			$4,300

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,973	$106
Net realized gain (loss)		(174)	(20,838)
Realized gain distributions		24,327	-
Net change in unrealized appreciation (depreciation)		(26,826)	48,659

Increase (decrease) in net assets from operations		4,300	27,927

Contract owner transactions:
Proceeds from units sold		33,626	78,416
Cost of units redeemed		(21,046)	(81,476)
Account charges		(236)	(176)
Increase (decrease)		12,344	(3,236)
Net increase (decrease)		16,644	24,691
Net assets, beginning		253,282	228,591
Net assets, ending		$269,926	$253,282

Units sold		21,929	55,423
Units redeemed		(13,597)	(58,670)
Net increase (decrease)		8,332	(3,247)
Units outstanding, beginning		172,761	176,008
Units outstanding, ending		181,093	172,761

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$849,115
Cost of units redeemed/account charges			(648,955)
Net investment income (loss)			4,430
Net realized gain (loss)			16,004
Realized gain distributions			88,805
Net change in unrealized appreciation (depreciation)			(39,473)
Net assets			$269,926

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	181	$270	1.25%	1.7%	12/31/2024	$1.52	0	$0	1.00%	1.9%	12/31/2024	$1.56	0	$0	0.75%	2.2%
12/31/2023	1.47	173	253	1.25%	12.9%	12/31/2023	1.50	0	0	1.00%	13.2%	12/31/2023	1.53	0	0	0.75%	13.4%
12/31/2022	1.30	176	229	1.25%	-23.6%	12/31/2022	1.32	0	0	1.00%	-23.4%	12/31/2022	1.35	0	0	0.75%	-23.2%
12/31/2021	1.70	285	485	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.75	0	0	0.75%	7.0%
12/31/2020	1.60	268	428	1.25%	20.0%	12/31/2020	1.62	0	0	1.00%	20.3%	12/31/2020	1.64	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	2.4%	12/31/2024	$1.63	0	$0	0.25%	2.7%	12/31/2024	$1.67	0	$0	0.00%	3.0%
12/31/2023	1.56	0	0	0.50%	13.7%	12/31/2023	1.59	0	0	0.25%	14.0%	12/31/2023	1.62	0	0	0.00%	14.3%
12/31/2022	1.37	0	0	0.50%	-23.0%	12/31/2022	1.39	0	0	0.25%	-22.8%	12/31/2022	1.42	0	0	0.00%	-22.6%
12/31/2021	1.78	0	0	0.50%	7.3%	12/31/2021	1.81	0	0	0.25%	7.5%	12/31/2021	1.83	0	0	0.00%	7.8%
12/31/2020	1.66	0	0	0.50%	20.9%	12/31/2020	1.68	0	0	0.25%	21.2%	12/31/2020	1.70	45	76	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	1.3%
2022	0.4%
2021	0.8%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Herm Total Return Bond R6 Class - 06-6GY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,212,400	$2,258,225	240,019
Receivables: investments sold	29,669
Payables: investments purchased	-
Net assets	$2,242,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,242,069	2,038,988	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$2,242,069	2,038,988

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$88,846
Mortality & expense charges			(25,273)
Net investment income (loss)			63,573

Gain (loss) on investments:
Net realized gain (loss)			(10,835)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(41,010)
Net gain (loss)			(51,845)

Increase (decrease) in net assets from operations			$11,728

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63,573	$37,097
Net realized gain (loss)		(10,835)	(1,572)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(41,010)	(4,796)

Increase (decrease) in net assets from operations		11,728	30,729

Contract owner transactions:
Proceeds from units sold		816,000	3,439,679
Cost of units redeemed		(667,947)	(1,372,145)
Account charges		(10,222)	(7,421)
Increase (decrease)		137,831	2,060,113
Net increase (decrease)		149,559	2,090,842
Net assets, beginning		2,092,510	1,668
Net assets, ending		$2,242,069	$2,092,510

Units sold		747,404	3,439,794
Units redeemed		(623,668)	(1,526,128)
Net increase (decrease)		123,736	1,913,666
Units outstanding, beginning		1,915,252	1,586
Units outstanding, ending		2,038,988	1,915,252

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,257,359
Cost of units redeemed/account charges			(2,057,737)
Net investment income (loss)			100,679
Net realized gain (loss)			(12,407)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(45,825)
Net assets			$2,242,069

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	2,039	$2,242	1.25%	0.6%	12/31/2024	$1.11	0	$0	1.00%	0.9%	12/31/2024	$1.11	0	$0	0.75%	1.2%
12/31/2023	1.09	1,915	2,093	1.25%	3.9%	12/31/2023	1.10	0	0	1.00%	4.1%	12/31/2023	1.10	0	0	0.75%	4.4%
12/31/2022	1.05	2	2	1.25%	5.2%	12/31/2022	1.05	0	0	1.00%	5.3%	12/31/2022	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	1.4%	12/31/2024	$1.13	0	$0	0.25%	1.7%	12/31/2024	$1.13	0	$0	0.00%	1.9%
12/31/2023	1.10	0	0	0.50%	4.6%	12/31/2023	1.11	0	0	0.25%	4.9%	12/31/2023	1.11	0	0	0.00%	5.2%
12/31/2022	1.06	0	0	0.50%	5.6%	12/31/2022	1.06	0	0	0.25%	5.7%	12/31/2022	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	5.2%
2022	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Value II R6 Ret Class - 06-6M7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	9
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$111	97	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$111	97

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		116	-
Cost of units redeemed		-	-
Account charges		(5)	-
Increase (decrease)		111	-
Net increase (decrease)		111	-
Net assets, beginning		-	-
Net assets, ending		$111	$-

Units sold		101	-
Units redeemed		(4)	-
Net increase (decrease)		97	-
Units outstanding, beginning		-	-
Units outstanding, ending		97	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$116
Cost of units redeemed/account charges			(5)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$111

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	1.25%	3.7%	12/31/2024	$1.15	0	$0	1.00%	4.0%	12/31/2024	$1.15	0	$0	0.75%	4.2%
12/31/2023	1.10	0	0	1.25%	10.0%	12/31/2023	1.10	0	0	1.00%	10.3%	12/31/2023	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	4.5%	12/31/2024	$1.16	0	$0	0.25%	4.8%	12/31/2024	$1.17	0	$0	0.00%	5.0%
12/31/2023	1.11	0	0	0.50%	10.8%	12/31/2023	1.11	0	0	0.25%	11.0%	12/31/2023	1.11	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,423,837	$1,449,743	53,871
Receivables: investments sold	8,066
Payables: investments purchased	-
Net assets	$1,431,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,136,729	690,340	$1.65
Band 100	295,174	175,810	1.68
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.81
Total	$1,431,903	866,150

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,524
Mortality & expense charges			(19,254)
Net investment income (loss)			(6,730)

Gain (loss) on investments:
Net realized gain (loss)			7,368
Realized gain distributions			116,478
Net change in unrealized appreciation (depreciation)			(6,634)
Net gain (loss)			117,212

Increase (decrease) in net assets from operations			$110,482

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,730)	$(2,157)
Net realized gain (loss)		7,368	(21,668)
Realized gain distributions		116,478	39,428
Net change in unrealized appreciation (depreciation)		(6,634)	169,532

Increase (decrease) in net assets from operations		110,482	185,135

Contract owner transactions:
Proceeds from units sold		405,087	289,936
Cost of units redeemed		(540,152)	(265,798)
Account charges		(571)	(1,049)
Increase (decrease)		(135,636)	23,089
Net increase (decrease)		(25,154)	208,224
Net assets, beginning		1,457,057	1,248,833
Net assets, ending		$1,431,903	$1,457,057

Units sold		255,697	212,679
Units redeemed		(330,312)	(189,969)
Net increase (decrease)		(74,615)	22,710
Units outstanding, beginning		940,765	918,055
Units outstanding, ending		866,150	940,765

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,913,395
Cost of units redeemed/account charges			(4,225,003)
Net investment income (loss)			(49,710)
Net realized gain (loss)			215,736
Realized gain distributions			603,391
Net change in unrealized appreciation (depreciation)			(25,906)
Net assets			$1,431,903

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	690	$1,137	1.25%	6.5%	12/31/2024	$1.68	176	$295	1.00%	6.8%	12/31/2024	$1.71	0	$0	0.75%	7.1%
12/31/2023	1.55	826	1,277	1.25%	13.8%	12/31/2023	1.57	114	180	1.00%	14.1%	12/31/2023	1.60	0	0	0.75%	14.4%
12/31/2022	1.36	825	1,121	1.25%	-17.8%	12/31/2022	1.38	92	127	1.00%	-17.6%	12/31/2022	1.40	0	0	0.75%	-17.4%
12/31/2021	1.65	1,103	1,822	1.25%	24.0%	12/31/2021	1.67	77	128	1.00%	24.3%	12/31/2021	1.69	0	0	0.75%	24.6%
12/31/2020	1.33	1,271	1,694	1.25%	9.3%	12/31/2020	1.34	71	96	1.00%	9.6%	12/31/2020	1.36	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	7.3%	12/31/2024	$1.78	0	$0	0.25%	7.6%	12/31/2024	$1.81	0	$0	0.00%	7.9%
12/31/2023	1.63	0	1	0.50%	14.6%	12/31/2023	1.65	0	0	0.25%	14.9%	12/31/2023	1.68	0	0	0.00%	15.2%
12/31/2022	1.42	0	1	0.50%	-17.1%	12/31/2022	1.44	0	0	0.25%	-16.9%	12/31/2022	1.46	0	0	0.00%	-16.7%
12/31/2021	1.71	0	1	0.50%	24.9%	12/31/2021	1.73	0	0	0.25%	25.2%	12/31/2021	1.75	0	0	0.00%	25.5%
12/31/2020	1.37	1	1	0.50%	10.1%	12/31/2020	1.38	0	0	0.25%	10.4%	12/31/2020	1.40	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.0%
2022	0.6%
2021	0.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Global Real Estate Securities Fund R6 Class - 06-3JP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,712	$156,585	16,230
Receivables: investments sold	4,306
Payables: investments purchased	-
Net assets	$148,018

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,018	141,474	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$148,018	141,474

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,670
Mortality & expense charges			(1,728)
Net investment income (loss)			1,942

Gain (loss) on investments:
Net realized gain (loss)			(2,300)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(303)
Net gain (loss)			(2,603)

Increase (decrease) in net assets from operations			$(661)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,942	$2,033
Net realized gain (loss)		(2,300)	(1,051)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(303)	9,281

Increase (decrease) in net assets from operations		(661)	10,263

Contract owner transactions:
Proceeds from units sold		46,809	60,701
Cost of units redeemed		(25,660)	(21,769)
Account charges		(104)	(178)
Increase (decrease)		21,045	38,754
Net increase (decrease)		20,384	49,017
Net assets, beginning		127,634	78,617
Net assets, ending		$148,018	$127,634

Units sold		45,063	61,160
Units redeemed		(24,950)	(21,678)
Net increase (decrease)		20,113	39,482
Units outstanding, beginning		121,361	81,879
Units outstanding, ending		141,474	121,361

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$357,194
Cost of units redeemed/account charges			(192,235)
Net investment income (loss)			5,369
Net realized gain (loss)			(9,773)
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(12,873)
Net assets			$148,018

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	141	$148	1.25%	-0.5%	12/31/2024	$1.06	0	$0	1.00%	-0.3%	12/31/2024	$1.08	0	$0	0.75%	0.0%
12/31/2023	1.05	121	128	1.25%	9.5%	12/31/2023	1.07	0	0	1.00%	9.8%	12/31/2023	1.08	0	0	0.75%	10.1%
12/31/2022	0.96	82	79	1.25%	-27.6%	12/31/2022	0.97	0	0	1.00%	-27.5%	12/31/2022	0.98	0	0	0.75%	-27.3%
12/31/2021	1.33	75	100	1.25%	22.0%	12/31/2021	1.34	0	0	1.00%	22.3%	12/31/2021	1.35	0	0	0.75%	22.6%
12/31/2020	1.09	5	6	1.25%	-5.1%	12/31/2020	1.09	0	0	1.00%	-4.8%	12/31/2020	1.10	0	0	0.75%	-4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	0.2%	12/31/2024	$1.11	0	$0	0.25%	0.5%	12/31/2024	$1.13	0	$0	0.00%	0.7%
12/31/2023	1.09	0	0	0.50%	10.4%	12/31/2023	1.11	0	0	0.25%	10.6%	12/31/2023	1.12	0	0	0.00%	10.9%
12/31/2022	0.99	0	0	0.50%	-27.1%	12/31/2022	1.00	0	0	0.25%	-26.9%	12/31/2022	1.01	0	0	0.00%	-26.7%
12/31/2021	1.36	0	0	0.50%	22.9%	12/31/2021	1.37	0	0	0.25%	23.2%	12/31/2021	1.38	0	0	0.00%	23.5%
12/31/2020	1.11	0	0	0.50%	-4.3%	12/31/2020	1.11	0	0	0.25%	-4.1%	12/31/2020	1.12	0	0	0.00%	-3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	3.3%
2022	1.0%
2021	4.0%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Core Fixed Inc R6 Class - 06-3JJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,727	$38,685	4,470
Receivables: investments sold	1,047
Payables: investments purchased	-
Net assets	$37,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,774	37,269	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$37,774	37,269

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,217
Mortality & expense charges			(1,177)
Net investment income (loss)			2,040

Gain (loss) on investments:
Net realized gain (loss)			(54,634)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,146
Net gain (loss)			(6,488)

Increase (decrease) in net assets from operations			$(4,448)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,040	$13,786
Net realized gain (loss)		(54,634)	(4,167)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		48,146	20,747

Increase (decrease) in net assets from operations		(4,448)	30,366

Contract owner transactions:
Proceeds from units sold		11,742	48,988
Cost of units redeemed		(658,121)	(35,534)
Account charges		(359)	(2,989)
Increase (decrease)		(646,738)	10,465
Net increase (decrease)		(651,186)	40,831
Net assets, beginning		688,960	648,129
Net assets, ending		$37,774	$688,960

Units sold		11,687	50,446
Units redeemed		(656,388)	(39,150)
Net increase (decrease)		(644,701)	11,296
Units outstanding, beginning		681,970	670,674
Units outstanding, ending		37,269	681,970

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,079,058
Cost of units redeemed/account charges			(3,172,945)
Net investment income (loss)			85,692
Net realized gain (loss)			47,927
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,958)
Net assets			$37,774

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	37	$38	1.25%	0.3%	12/31/2024	$1.03	0	$0	1.00%	0.6%	12/31/2024	$1.05	0	$0	0.75%	0.8%
12/31/2023	1.01	682	689	1.25%	4.5%	12/31/2023	1.02	0	0	1.00%	4.8%	12/31/2023	1.04	0	0	0.75%	5.1%
12/31/2022	0.97	671	648	1.25%	-13.7%	12/31/2022	0.98	0	0	1.00%	-13.5%	12/31/2022	0.99	0	0	0.75%	-13.3%
12/31/2021	1.12	674	755	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.7%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	644	744	1.25%	7.0%	12/31/2020	1.16	0	0	1.00%	7.2%	12/31/2020	1.17	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.1%	12/31/2024	$1.08	0	$0	0.25%	1.3%	12/31/2024	$1.10	0	$0	0.00%	1.6%
12/31/2023	1.05	0	0	0.50%	5.3%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	1.00	0	0	0.50%	-13.1%	12/31/2022	1.01	0	0	0.25%	-12.9%	12/31/2022	1.02	0	0	0.00%	-12.7%
12/31/2021	1.15	0	0	0.50%	-2.2%	12/31/2021	1.16	0	0	0.25%	-2.0%	12/31/2021	1.17	0	0	0.00%	-1.7%
12/31/2020	1.17	0	0	0.50%	7.8%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.19	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	3.3%
2022	2.7%
2021	2.3%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal LargeCap Growth Fund R6 Class - 06-3JH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,547	$71,755	4,129
Receivables: investments sold	-
Payables: investments purchased	(116)
Net assets	$68,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,431	32,943	$2.08
Band 100	-	-	2.11
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.21
Band 0	-	-	2.25
Total	$68,431	32,943

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,586)
Net investment income (loss)			(1,586)

Gain (loss) on investments:
Net realized gain (loss)			77,832
Realized gain distributions			16,497
Net change in unrealized appreciation (depreciation)			(39,671)
Net gain (loss)			54,658

Increase (decrease) in net assets from operations			$53,072

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,586)	$(7,896)
Net realized gain (loss)		77,832	(897)
Realized gain distributions		16,497	41,415
Net change in unrealized appreciation (depreciation)		(39,671)	171,821

Increase (decrease) in net assets from operations		53,072	204,443

Contract owner transactions:
Proceeds from units sold		15,635	42,627
Cost of units redeemed		(742,142)	(18,027)
Account charges		(379)	(2,848)
Increase (decrease)		(726,886)	21,752
Net increase (decrease)		(673,814)	226,195
Net assets, beginning		742,245	516,050
Net assets, ending		$68,431	$742,245

Units sold		8,641	29,019
Units redeemed		(417,203)	(13,750)
Net increase (decrease)		(408,562)	15,269
Units outstanding, beginning		441,505	426,236
Units outstanding, ending		32,943	441,505

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,073,438
Cost of units redeemed/account charges			(2,449,972)
Net investment income (loss)			(41,733)
Net realized gain (loss)			143,280
Realized gain distributions			346,626
Net change in unrealized appreciation (depreciation)			(3,208)
Net assets			$68,431

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	33	$68	1.25%	23.6%	12/31/2024	$2.11	0	$0	1.00%	23.9%	12/31/2024	$2.14	0	$0	0.75%	24.2%
12/31/2023	1.68	442	742	1.25%	38.9%	12/31/2023	1.70	0	0	1.00%	39.2%	12/31/2023	1.73	0	0	0.75%	39.6%
12/31/2022	1.21	426	516	1.25%	-34.8%	12/31/2022	1.22	0	0	1.00%	-34.6%	12/31/2022	1.24	0	0	0.75%	-34.5%
12/31/2021	1.86	421	781	1.25%	20.3%	12/31/2021	1.87	0	0	1.00%	20.6%	12/31/2021	1.89	0	0	0.75%	20.9%
12/31/2020	1.54	425	657	1.25%	34.4%	12/31/2020	1.55	0	0	1.00%	34.8%	12/31/2020	1.56	0	0	0.75%	35.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	24.5%	12/31/2024	$2.21	0	$0	0.25%	24.8%	12/31/2024	$2.25	0	$0	0.00%	25.1%
12/31/2023	1.75	0	0	0.50%	39.9%	12/31/2023	1.77	0	0	0.25%	40.2%	12/31/2023	1.80	0	0	0.00%	40.6%
12/31/2022	1.25	0	0	0.50%	-34.3%	12/31/2022	1.26	0	0	0.25%	-34.2%	12/31/2022	1.28	0	0	0.00%	-34.0%
12/31/2021	1.90	0	0	0.50%	21.2%	12/31/2021	1.92	0	0	0.25%	21.5%	12/31/2021	1.93	0	0	0.00%	21.8%
12/31/2020	1.57	0	0	0.50%	35.4%	12/31/2020	1.58	0	0	0.25%	35.8%	12/31/2020	1.59	0	0	0.00%	36.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Real Estate Securities Fund R6 Class - 06-3CP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$349,740	$354,220	12,749
Receivables: investments sold	8,639
Payables: investments purchased	-
Net assets	$358,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$358,379	253,081	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$358,379	253,081

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,204
Mortality & expense charges			(3,221)
Net investment income (loss)			3,983

Gain (loss) on investments:
Net realized gain (loss)			906
Realized gain distributions			5,618
Net change in unrealized appreciation (depreciation)			(8,102)
Net gain (loss)			(1,578)

Increase (decrease) in net assets from operations			$2,405

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,983	$3,101
Net realized gain (loss)		906	(1,005)
Realized gain distributions		5,618	-
Net change in unrealized appreciation (depreciation)		(8,102)	20,546

Increase (decrease) in net assets from operations		2,405	22,642

Contract owner transactions:
Proceeds from units sold		171,980	33,273
Cost of units redeemed		(24,752)	(23,438)
Account charges		(412)	(433)
Increase (decrease)		146,816	9,402
Net increase (decrease)		149,221	32,044
Net assets, beginning		209,158	177,114
Net assets, ending		$358,379	$209,158

Units sold		117,241	26,958
Units redeemed		(18,057)	(18,997)
Net increase (decrease)		99,184	7,961
Units outstanding, beginning		153,897	145,936
Units outstanding, ending		253,081	153,897

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$443,467
Cost of units redeemed/account charges			(102,847)
Net investment income (loss)			11,301
Net realized gain (loss)			(2,037)
Realized gain distributions			12,975
Net change in unrealized appreciation (depreciation)			(4,480)
Net assets			$358,379

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	253	$358	1.25%	4.2%	12/31/2024	$1.44	0	$0	1.00%	4.5%	12/31/2024	$1.46	0	$0	0.75%	4.7%
12/31/2023	1.36	154	209	1.25%	12.0%	12/31/2023	1.38	0	0	1.00%	12.3%	12/31/2023	1.40	0	0	0.75%	12.5%
12/31/2022	1.21	146	177	1.25%	-26.1%	12/31/2022	1.23	0	0	1.00%	-25.9%	12/31/2022	1.24	0	0	0.75%	-25.7%
12/31/2021	1.64	147	242	1.25%	38.0%	12/31/2021	1.65	0	0	1.00%	38.3%	12/31/2021	1.67	0	0	0.75%	38.7%
12/31/2020	1.19	0	0	1.25%	-4.3%	12/31/2020	1.20	0	0	1.00%	-4.1%	12/31/2020	1.20	0	0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	5.0%	12/31/2024	$1.51	0	$0	0.25%	5.2%	12/31/2024	$1.53	0	$0	0.00%	5.5%
12/31/2023	1.41	0	0	0.50%	12.8%	12/31/2023	1.43	0	0	0.25%	13.1%	12/31/2023	1.45	0	0	0.00%	13.4%
12/31/2022	1.25	0	0	0.50%	-25.5%	12/31/2022	1.27	0	0	0.25%	-25.3%	12/31/2022	1.28	0	0	0.00%	-25.1%
12/31/2021	1.68	0	0	0.50%	39.0%	12/31/2021	1.70	0	0	0.25%	39.4%	12/31/2021	1.71	0	0	0.00%	39.7%
12/31/2020	1.21	0	0	0.50%	-3.6%	12/31/2020	1.22	0	0	0.25%	-3.4%	12/31/2020	1.22	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.8%
2022	2.2%
2021	3.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$519,247	$555,905	23,604
Receivables: investments sold	-
Payables: investments purchased	(1,606)
Net assets	$517,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$517,641	295,088	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$517,641	295,088

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,789
Mortality & expense charges			(6,234)
Net investment income (loss)			1,555

Gain (loss) on investments:
Net realized gain (loss)			(58)
Realized gain distributions			57,098
Net change in unrealized appreciation (depreciation)			(2,359)
Net gain (loss)			54,681

Increase (decrease) in net assets from operations			$56,236

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,555	$1,195
Net realized gain (loss)		(58)	(8,044)
Realized gain distributions		57,098	10,410
Net change in unrealized appreciation (depreciation)		(2,359)	52,081

Increase (decrease) in net assets from operations		56,236	55,642

Contract owner transactions:
Proceeds from units sold		96,791	69,998
Cost of units redeemed		(93,792)	(34,676)
Account charges		(29)	(8)
Increase (decrease)		2,970	35,314
Net increase (decrease)		59,206	90,956
Net assets, beginning		458,435	367,479
Net assets, ending		$517,641	$458,435

Units sold		57,572	48,421
Units redeemed		(55,905)	(25,233)
Net increase (decrease)		1,667	23,188
Units outstanding, beginning		293,421	270,233
Units outstanding, ending		295,088	293,421

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$637,682
Cost of units redeemed/account charges			(183,348)
Net investment income (loss)			7,224
Net realized gain (loss)			(16,179)
Realized gain distributions			108,920
Net change in unrealized appreciation (depreciation)			(36,658)
Net assets			$517,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	295	$518	1.25%	12.3%	12/31/2024	$1.78	0	$0	1.00%	12.6%	12/31/2024	$1.81	0	$0	0.75%	12.8%
12/31/2023	1.56	293	458	1.25%	14.9%	12/31/2023	1.58	0	0	1.00%	15.2%	12/31/2023	1.60	0	0	0.75%	15.5%
12/31/2022	1.36	270	367	1.25%	-14.3%	12/31/2022	1.37	0	0	1.00%	-14.1%	12/31/2022	1.39	0	0	0.75%	-13.9%
12/31/2021	1.59	195	309	1.25%	22.9%	12/31/2021	1.60	0	0	1.00%	23.2%	12/31/2021	1.61	0	0	0.75%	23.5%
12/31/2020	1.29	0	0	1.25%	12.2%	12/31/2020	1.30	0	0	1.00%	12.4%	12/31/2020	1.30	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	13.1%	12/31/2024	$1.86	0	$0	0.25%	13.4%	12/31/2024	$1.89	0	$0	0.00%	13.7%
12/31/2023	1.62	0	0	0.50%	15.8%	12/31/2023	1.64	0	0	0.25%	16.0%	12/31/2023	1.66	0	0	0.00%	16.3%
12/31/2022	1.40	0	0	0.50%	-13.6%	12/31/2022	1.41	0	0	0.25%	-13.4%	12/31/2022	1.43	0	0	0.00%	-13.2%
12/31/2021	1.62	0	0	0.50%	23.9%	12/31/2021	1.63	0	0	0.25%	24.2%	12/31/2021	1.65	0	0	0.00%	24.5%
12/31/2020	1.31	0	0	0.50%	13.0%	12/31/2020	1.32	0	0	0.25%	13.3%	12/31/2020	1.32	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.5%
2022	1.6%
2021	2.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Growth Fund I R6 Class - 06-3RP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$293,183	$306,365	19,655
Receivables: investments sold	-
Payables: investments purchased	(320)
Net assets	$292,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,863	178,870	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$292,863	178,870

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,899
Mortality & expense charges			(3,437)
Net investment income (loss)			(1,538)

Gain (loss) on investments:
Net realized gain (loss)			(466)
Realized gain distributions			20,321
Net change in unrealized appreciation (depreciation)			13,267
Net gain (loss)			33,122

Increase (decrease) in net assets from operations			$31,584

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,538)	$(2,767)
Net realized gain (loss)		(466)	(11,925)
Realized gain distributions		20,321	-
Net change in unrealized appreciation (depreciation)		13,267	46,540

Increase (decrease) in net assets from operations		31,584	31,848

Contract owner transactions:
Proceeds from units sold		33,926	55,050
Cost of units redeemed		(13,647)	(36,590)
Account charges		(291)	(199)
Increase (decrease)		19,988	18,261
Net increase (decrease)		51,572	50,109
Net assets, beginning		241,291	191,182
Net assets, ending		$292,863	$241,291

Units sold		21,978	41,109
Units redeemed		(8,848)	(26,662)
Net increase (decrease)		13,130	14,447
Units outstanding, beginning		165,740	151,293
Units outstanding, ending		178,870	165,740

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$513,993
Cost of units redeemed/account charges			(215,222)
Net investment income (loss)			(10,297)
Net realized gain (loss)			(37,162)
Realized gain distributions			54,733
Net change in unrealized appreciation (depreciation)			(13,182)
Net assets			$292,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	179	$293	1.25%	12.5%	12/31/2024	$1.66	0	$0	1.00%	12.7%	12/31/2024	$1.69	0	$0	0.75%	13.0%
12/31/2023	1.46	166	241	1.25%	15.2%	12/31/2023	1.47	0	0	1.00%	15.5%	12/31/2023	1.49	0	0	0.75%	15.8%
12/31/2022	1.26	151	191	1.25%	-29.4%	12/31/2022	1.28	0	0	1.00%	-29.2%	12/31/2022	1.29	0	0	0.75%	-29.0%
12/31/2021	1.79	140	250	1.25%	5.9%	12/31/2021	1.80	0	0	1.00%	6.2%	12/31/2021	1.82	0	0	0.75%	6.5%
12/31/2020	1.69	0	0	1.25%	40.5%	12/31/2020	1.70	0	0	1.00%	40.9%	12/31/2020	1.70	0	0	0.75%	41.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	13.3%	12/31/2024	$1.74	0	$0	0.25%	13.6%	12/31/2024	$1.76	0	$0	0.00%	13.9%
12/31/2023	1.51	0	0	0.50%	16.1%	12/31/2023	1.53	0	0	0.25%	16.4%	12/31/2023	1.55	0	0	0.00%	16.7%
12/31/2022	1.30	0	0	0.50%	-28.8%	12/31/2022	1.31	0	0	0.25%	-28.7%	12/31/2022	1.33	0	0	0.00%	-28.5%
12/31/2021	1.83	0	0	0.50%	6.7%	12/31/2021	1.84	0	0	0.25%	7.0%	12/31/2021	1.86	0	0	0.00%	7.3%
12/31/2020	1.71	0	0	0.50%	41.6%	12/31/2020	1.72	0	0	0.25%	41.9%	12/31/2020	1.73	0	0	0.00%	42.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Bond Market Index Fund R3 Class - 06-FHX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,220	$113,617	13,861
Receivables: investments sold	1,197
Payables: investments purchased	-
Net assets	$112,417

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$112,417	119,159	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$112,417	119,159

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,340
Mortality & expense charges			(1,265)
Net investment income (loss)			2,075

Gain (loss) on investments:
Net realized gain (loss)			(4,709)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			461
Net gain (loss)			(4,248)

Increase (decrease) in net assets from operations			$(2,173)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,075	$1,280
Net realized gain (loss)		(4,709)	(1,252)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		461	1,677

Increase (decrease) in net assets from operations		(2,173)	1,705

Contract owner transactions:
Proceeds from units sold		239,504	23,116
Cost of units redeemed		(179,447)	(12,470)
Account charges		(11)	(16)
Increase (decrease)		60,046	10,630
Net increase (decrease)		57,873	12,335
Net assets, beginning		54,544	42,209
Net assets, ending		$112,417	$54,544

Units sold		254,648	24,922
Units redeemed		(192,934)	(13,551)
Net increase (decrease)		61,714	11,371
Units outstanding, beginning		57,445	46,074
Units outstanding, ending		119,159	57,445

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$402,371
Cost of units redeemed/account charges			(281,890)
Net investment income (loss)			5,843
Net realized gain (loss)			(16,975)
Realized gain distributions			5,465
Net change in unrealized appreciation (depreciation)			(2,397)
Net assets			$112,417

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	119	$112	1.25%	-0.6%	12/31/2024	$0.96	0	$0	1.00%	-0.4%	12/31/2024	$0.98	0	$0	0.75%	-0.1%
12/31/2023	0.95	57	55	1.25%	3.6%	12/31/2023	0.97	0	0	1.00%	3.9%	12/31/2023	0.98	0	0	0.75%	4.2%
12/31/2022	0.92	46	42	1.25%	-14.7%	12/31/2022	0.93	0	0	1.00%	-14.5%	12/31/2022	0.94	0	0	0.75%	-14.3%
12/31/2021	1.07	53	57	1.25%	-3.5%	12/31/2021	1.09	0	0	1.00%	-3.3%	12/31/2021	1.10	0	0	0.75%	-3.0%
12/31/2020	1.11	52	58	1.25%	5.4%	12/31/2020	1.12	0	0	1.00%	5.6%	12/31/2020	1.13	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.1%	12/31/2024	$1.02	0	$0	0.25%	0.4%	12/31/2024	$1.04	0	$0	0.00%	0.6%
12/31/2023	1.00	0	0	0.50%	4.4%	12/31/2023	1.02	0	0	0.25%	4.7%	12/31/2023	1.03	0	0	0.00%	4.9%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.98	0	0	0.00%	-13.7%
12/31/2021	1.11	0	0	0.50%	-2.8%	12/31/2021	1.13	0	0	0.25%	-2.5%	12/31/2021	1.14	0	0	0.00%	-2.3%
12/31/2020	1.15	0	0	0.50%	6.2%	12/31/2020	1.16	0	0	0.25%	6.4%	12/31/2020	1.17	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	3.8%
2022	0.9%
2021	1.0%
2020	9.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Blue Chip R6 Class - 06-4XN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	1.25%	20.1%	12/31/2024	$1.25	0	$0	1.00%	20.4%	12/31/2024	$1.26	0	$0	0.75%	20.7%
12/31/2023	1.03	0	0	1.25%	38.2%	12/31/2023	1.03	0	0	1.00%	38.6%	12/31/2023	1.04	0	0	0.75%	38.9%
12/31/2022	0.74	0	0	1.25%	-31.5%	12/31/2022	0.75	0	0	1.00%	-31.4%	12/31/2022	0.75	0	0	0.75%	-31.2%
12/31/2021	1.09	0	0	1.25%	8.6%	12/31/2021	1.09	0	0	1.00%	8.7%	12/31/2021	1.09	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	21.0%	12/31/2024	$1.28	0	$0	0.25%	21.3%	12/31/2024	$1.29	0	$0	0.00%	21.6%
12/31/2023	1.05	0	0	0.50%	39.3%	12/31/2023	1.05	0	0	0.25%	39.6%	12/31/2023	1.06	0	0	0.00%	40.0%
12/31/2022	0.75	0	0	0.50%	-31.0%	12/31/2022	0.75	0	0	0.25%	-30.9%	12/31/2022	0.76	0	0	0.00%	-30.7%
12/31/2021	1.09	0	0	0.50%	9.0%	12/31/2021	1.09	0	0	0.25%	9.2%	12/31/2021	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Small Cap S&P 500 Index R6 Class - 06-4TV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$176,594	$184,273	6,894
Receivables: investments sold	516
Payables: investments purchased	-
Net assets	$177,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$177,110	168,676	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$177,110	168,676

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,340
Mortality & expense charges			(2,165)
Net investment income (loss)			175

Gain (loss) on investments:
Net realized gain (loss)			1,090
Realized gain distributions			12,640
Net change in unrealized appreciation (depreciation)			(968)
Net gain (loss)			12,762

Increase (decrease) in net assets from operations			$12,937

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175	$743
Net realized gain (loss)		1,090	(1,961)
Realized gain distributions		12,640	4,582
Net change in unrealized appreciation (depreciation)		(968)	16,481

Increase (decrease) in net assets from operations		12,937	19,845

Contract owner transactions:
Proceeds from units sold		23,487	27,724
Cost of units redeemed		(23,490)	(6,219)
Account charges		(54)	-
Increase (decrease)		(57)	21,505
Net increase (decrease)		12,880	41,350
Net assets, beginning		164,230	122,880
Net assets, ending		$177,110	$164,230

Units sold		23,160	31,105
Units redeemed		(22,081)	(7,001)
Net increase (decrease)		1,079	24,104
Units outstanding, beginning		167,597	143,493
Units outstanding, ending		168,676	167,597

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$326,352
Cost of units redeemed/account charges			(169,358)
Net investment income (loss)			2,185
Net realized gain (loss)			(8,618)
Realized gain distributions			34,228
Net change in unrealized appreciation (depreciation)			(7,679)
Net assets			$177,110

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	169	$177	1.25%	7.2%	12/31/2024	$1.06	0	$0	1.00%	7.4%	12/31/2024	$1.07	0	$0	0.75%	7.7%
12/31/2023	0.98	168	164	1.25%	14.4%	12/31/2023	0.99	0	0	1.00%	14.7%	12/31/2023	0.99	0	0	0.75%	15.0%
12/31/2022	0.86	143	123	1.25%	-17.3%	12/31/2022	0.86	0	0	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.9%
12/31/2021	1.04	80	83	1.25%	3.6%	12/31/2021	1.04	0	0	1.00%	3.8%	12/31/2021	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	8.0%	12/31/2024	$1.09	0	$0	0.25%	8.2%	12/31/2024	$1.10	0	$0	0.00%	8.5%
12/31/2023	1.00	0	0	0.50%	15.3%	12/31/2023	1.01	0	0	0.25%	15.6%	12/31/2023	1.01	0	0	0.00%	15.9%
12/31/2022	0.87	0	0	0.50%	-16.7%	12/31/2022	0.87	0	0	0.25%	-16.5%	12/31/2022	0.88	0	0	0.00%	-16.3%
12/31/2021	1.04	0	0	0.50%	4.2%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	1.7%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal International Equity Index Fund R3 Class - 06-CVG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,650	$398,674	36,242
Receivables: investments sold	596
Payables: investments purchased	-
Net assets	$389,246

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$389,246	293,320	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$389,246	293,320

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,474
Mortality & expense charges			(5,820)
Net investment income (loss)			5,654

Gain (loss) on investments:
Net realized gain (loss)			14,681
Realized gain distributions			4,336
Net change in unrealized appreciation (depreciation)			(19,479)
Net gain (loss)			(462)

Increase (decrease) in net assets from operations			$5,192

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,654	$5,942
Net realized gain (loss)		14,681	(171)
Realized gain distributions		4,336	3,737
Net change in unrealized appreciation (depreciation)		(19,479)	49,082

Increase (decrease) in net assets from operations		5,192	58,590

Contract owner transactions:
Proceeds from units sold		201,926	38,012
Cost of units redeemed		(267,049)	(7,482)
Account charges		(8)	(17)
Increase (decrease)		(65,131)	30,513
Net increase (decrease)		(59,939)	89,103
Net assets, beginning		449,185	360,082
Net assets, ending		$389,246	$449,185

Units sold		148,048	30,926
Units redeemed		(198,815)	(6,111)
Net increase (decrease)		(50,767)	24,815
Units outstanding, beginning		344,087	319,272
Units outstanding, ending		293,320	344,087

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$775,041
Cost of units redeemed/account charges			(441,649)
Net investment income (loss)			28,429
Net realized gain (loss)			18,512
Realized gain distributions			18,937
Net change in unrealized appreciation (depreciation)			(10,024)
Net assets			$389,246

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	293	$389	1.25%	1.7%	12/31/2024	$1.35	0	$0	1.00%	1.9%	12/31/2024	$1.38	0	$0	0.75%	2.2%
12/31/2023	1.31	344	449	1.25%	15.7%	12/31/2023	1.33	0	0	1.00%	16.0%	12/31/2023	1.35	0	0	0.75%	16.3%
12/31/2022	1.13	319	360	1.25%	-15.9%	12/31/2022	1.14	0	0	1.00%	-15.7%	12/31/2022	1.16	0	0	0.75%	-15.5%
12/31/2021	1.34	314	421	1.25%	9.0%	12/31/2021	1.36	0	0	1.00%	9.3%	12/31/2021	1.37	0	0	0.75%	9.5%
12/31/2020	1.23	265	326	1.25%	5.9%	12/31/2020	1.24	0	0	1.00%	6.2%	12/31/2020	1.25	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	2.4%	12/31/2024	$1.43	0	$0	0.25%	2.7%	12/31/2024	$1.46	0	$0	0.00%	2.9%
12/31/2023	1.37	0	0	0.50%	16.6%	12/31/2023	1.40	0	0	0.25%	16.9%	12/31/2023	1.42	0	0	0.00%	17.2%
12/31/2022	1.18	0	0	0.50%	-15.3%	12/31/2022	1.19	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.39	0	0	0.50%	9.8%	12/31/2021	1.41	0	0	0.25%	10.1%	12/31/2021	1.42	0	0	0.00%	10.4%
12/31/2020	1.27	0	0	0.50%	6.7%	12/31/2020	1.28	0	0	0.25%	7.0%	12/31/2020	1.29	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.7%
2022	1.9%
2021	2.8%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,507,076	$1,540,725	66,615
Receivables: investments sold	1,767
Payables: investments purchased	-
Net assets	$1,508,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,293,008	724,032	$1.79
Band 100	213,989	117,518	1.82
Band 75	-	-	1.86
Band 50	1,846	975	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$1,508,843	842,525

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,855
Mortality & expense charges			(18,020)
Net investment income (loss)			(4,165)

Gain (loss) on investments:
Net realized gain (loss)			55,152
Realized gain distributions			161,882
Net change in unrealized appreciation (depreciation)			(57,826)
Net gain (loss)			159,208

Increase (decrease) in net assets from operations			$155,043

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,165)	$(4,462)
Net realized gain (loss)		55,152	(16,578)
Realized gain distributions		161,882	30,597
Net change in unrealized appreciation (depreciation)		(57,826)	171,264

Increase (decrease) in net assets from operations		155,043	180,821

Contract owner transactions:
Proceeds from units sold		708,500	257,908
Cost of units redeemed		(720,790)	(331,675)
Account charges		(253)	(761)
Increase (decrease)		(12,543)	(74,528)
Net increase (decrease)		142,500	106,293
Net assets, beginning		1,366,343	1,260,050
Net assets, ending		$1,508,843	$1,366,343

Units sold		415,502	181,386
Units redeemed		(425,130)	(227,072)
Net increase (decrease)		(9,628)	(45,686)
Units outstanding, beginning		852,153	897,839
Units outstanding, ending		842,525	852,153

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,304,509
Cost of units redeemed/account charges			(4,543,556)
Net investment income (loss)			(36,820)
Net realized gain (loss)			261,318
Realized gain distributions			557,041
Net change in unrealized appreciation (depreciation)			(33,649)
Net assets			$1,508,843

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	724	$1,293	1.25%	11.6%	12/31/2024	$1.82	118	$214	1.00%	11.9%	12/31/2024	$1.86	0	$0	0.75%	12.2%
12/31/2023	1.60	755	1,208	1.25%	14.2%	12/31/2023	1.63	96	157	1.00%	14.5%	12/31/2023	1.66	0	0	0.75%	14.8%
12/31/2022	1.40	799	1,120	1.25%	-14.7%	12/31/2022	1.42	98	139	1.00%	-14.5%	12/31/2022	1.44	0	0	0.75%	-14.3%
12/31/2021	1.64	828	1,360	1.25%	22.2%	12/31/2021	1.66	95	158	1.00%	22.5%	12/31/2021	1.68	0	0	0.75%	22.8%
12/31/2020	1.34	951	1,279	1.25%	11.5%	12/31/2020	1.36	101	136	1.00%	11.8%	12/31/2020	1.37	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	1	$2	0.50%	12.4%	12/31/2024	$1.93	0	$0	0.25%	12.7%	12/31/2024	$1.97	0	$0	0.00%	13.0%
12/31/2023	1.68	1	2	0.50%	15.1%	12/31/2023	1.71	0	0	0.25%	15.4%	12/31/2023	1.74	0	0	0.00%	15.6%
12/31/2022	1.46	1	1	0.50%	-14.1%	12/31/2022	1.48	0	0	0.25%	-13.9%	12/31/2022	1.51	0	0	0.00%	-13.6%
12/31/2021	1.70	1	2	0.50%	23.1%	12/31/2021	1.72	0	0	0.25%	23.4%	12/31/2021	1.74	0	0	0.00%	23.8%
12/31/2020	1.38	3	4	0.50%	12.4%	12/31/2020	1.40	0	0	0.25%	12.6%	12/31/2020	1.41	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.8%
2022	0.7%
2021	0.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap R6 Retirement Class - 06-6H4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,281,283	$1,013,694	28,705
Receivables: investments sold	-
Payables: investments purchased	(178)
Net assets	$1,281,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,281,105	810,517	$1.58
Band 100	-	-	1.59
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.62
Band 0	-	-	1.62
Total	$1,281,105	810,517

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,610
Mortality & expense charges			(15,866)
Net investment income (loss)			(13,256)

Gain (loss) on investments:
Net realized gain (loss)			72,947
Realized gain distributions			38,786
Net change in unrealized appreciation (depreciation)			109,045
Net gain (loss)			220,778

Increase (decrease) in net assets from operations			$207,522

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,256)	$(13,441)
Net realized gain (loss)		72,947	14,567
Realized gain distributions		38,786	30,424
Net change in unrealized appreciation (depreciation)		109,045	233,571

Increase (decrease) in net assets from operations		207,522	265,121

Contract owner transactions:
Proceeds from units sold		178,091	123,585
Cost of units redeemed		(369,455)	(242,563)
Account charges		(1,421)	(1,532)
Increase (decrease)		(192,785)	(120,510)
Net increase (decrease)		14,737	144,611
Net assets, beginning		1,266,368	1,121,757
Net assets, ending		$1,281,105	$1,266,368

Units sold		150,058	105,272
Units redeemed		(289,780)	(202,229)
Net increase (decrease)		(139,722)	(96,957)
Units outstanding, beginning		950,239	1,047,196
Units outstanding, ending		810,517	950,239

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,624,302
Cost of units redeemed/account charges			(1,774,544)
Net investment income (loss)			(27,389)
Net realized gain (loss)			87,488
Realized gain distributions			103,659
Net change in unrealized appreciation (depreciation)			267,589
Net assets			$1,281,105

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	811	$1,281	1.25%	18.6%	12/31/2024	$1.59	0	$0	1.00%	18.9%	12/31/2024	$1.60	0	$0	0.75%	19.2%
12/31/2023	1.33	950	1,266	1.25%	24.4%	12/31/2023	1.34	0	0	1.00%	24.7%	12/31/2023	1.34	0	0	0.75%	25.0%
12/31/2022	1.07	1,047	1,122	1.25%	7.1%	12/31/2022	1.07	0	0	1.00%	7.2%	12/31/2022	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	19.5%	12/31/2024	$1.62	0	$0	0.25%	19.8%	12/31/2024	$1.62	0	$0	0.00%	20.1%
12/31/2023	1.34	0	0	0.50%	25.3%	12/31/2023	1.35	0	0	0.25%	25.7%	12/31/2023	1.35	0	0	0.00%	26.0%
12/31/2022	1.07	0	0	0.50%	7.3%	12/31/2022	1.07	0	0	0.25%	7.3%	12/31/2022	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Short Dur Hi-Yld Inc R6 Retirement Class - 06-6PV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	1.25%	5.9%	12/31/2024	$1.11	0	$0	1.00%	6.1%	12/31/2024	$1.12	0	$0	0.75%	6.4%
12/31/2023	1.05	0	0	1.25%	4.9%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	6.7%	12/31/2024	$1.13	0	$0	0.25%	6.9%	12/31/2024	$1.13	0	$0	0.00%	7.2%
12/31/2023	1.05	0	0	0.50%	5.2%	12/31/2023	1.05	0	0	0.25%	5.3%	12/31/2023	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund Z Class - 06-526

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,344	$94,198	4,206
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$81,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,430	40,579	$2.01
Band 100	-	-	2.08
Band 75	-	-	2.16
Band 50	-	-	2.24
Band 25	-	-	2.32
Band 0	-	-	2.41
Total	$81,430	40,579

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,711
Mortality & expense charges			(1,454)
Net investment income (loss)			1,257

Gain (loss) on investments:
Net realized gain (loss)			55
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,100
Net gain (loss)			4,155

Increase (decrease) in net assets from operations			$5,412

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,257	$1,990
Net realized gain (loss)		55	(71,949)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,100	88,855

Increase (decrease) in net assets from operations		5,412	18,896

Contract owner transactions:
Proceeds from units sold		18,667	45,491
Cost of units redeemed		(83,429)	(235,794)
Account charges		-	(20)
Increase (decrease)		(64,762)	(190,323)
Net increase (decrease)		(59,350)	(171,427)
Net assets, beginning		140,780	312,207
Net assets, ending		$81,430	$140,780

Units sold		9,276	25,185
Units redeemed		(40,498)	(128,361)
Net increase (decrease)		(31,222)	(103,176)
Units outstanding, beginning		71,801	174,977
Units outstanding, ending		40,579	71,801

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,481,886
Cost of units redeemed/account charges			(32,363,945)
Net investment income (loss)			1,023,385
Net realized gain (loss)			1,388,189
Realized gain distributions			564,769
Net change in unrealized appreciation (depreciation)			(12,854)
Net assets			$81,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	41	$81	1.25%	2.3%	12/31/2024	$2.08	0	$0	1.00%	2.6%	12/31/2024	$2.16	0	$0	0.75%	2.9%
12/31/2023	1.96	72	141	1.25%	9.9%	12/31/2023	2.03	0	0	1.00%	10.2%	12/31/2023	2.10	0	0	0.75%	10.4%
12/31/2022	1.78	175	312	1.25%	-27.6%	12/31/2022	1.84	0	0	1.00%	-27.4%	12/31/2022	1.90	0	0	0.75%	-27.3%
12/31/2021	2.47	163	401	1.25%	26.3%	12/31/2021	2.54	0	0	1.00%	26.6%	12/31/2021	2.61	0	0	0.75%	27.0%
12/31/2020	1.95	316	616	1.25%	-5.6%	12/31/2020	2.00	0	0	1.00%	-5.4%	12/31/2020	2.06	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.24	0	$0	0.50%	3.1%	12/31/2024	$2.32	0	$0	0.25%	3.4%	12/31/2024	$2.41	0	$0	0.00%	3.6%
12/31/2023	2.17	0	0	0.50%	10.7%	12/31/2023	2.25	0	0	0.25%	11.0%	12/31/2023	2.32	0	0	0.00%	11.3%
12/31/2022	1.96	0	0	0.50%	-27.1%	12/31/2022	2.02	0	0	0.25%	-26.9%	12/31/2022	2.09	0	0	0.00%	-26.7%
12/31/2021	2.69	0	0	0.50%	27.3%	12/31/2021	2.77	0	0	0.25%	27.6%	12/31/2021	2.85	0	0	0.00%	27.9%
12/31/2020	2.11	0	0	0.50%	-4.9%	12/31/2020	2.17	0	0	0.25%	-4.6%	12/31/2020	2.23	0	0	0.00%	-4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.3%
2022	1.9%
2021	2.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund A Class - 06-533

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,288,008	$2,367,884	479,558
Receivables: investments sold	-
Payables: investments purchased	(515)
Net assets	$2,287,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,790,090	899,432	$1.99
Band 100	497,403	240,977	2.06
Band 75	-	-	2.14
Band 50	-	-	2.22
Band 25	-	-	2.30
Band 0	-	-	2.39
Total	$2,287,493	1,140,409

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$186,604
Mortality & expense charges			(32,975)
Net investment income (loss)			153,629

Gain (loss) on investments:
Net realized gain (loss)			(102,105)
Realized gain distributions			6,044
Net change in unrealized appreciation (depreciation)			122,593
Net gain (loss)			26,532

Increase (decrease) in net assets from operations			$180,161

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153,629	$150,467
Net realized gain (loss)		(102,105)	(202,395)
Realized gain distributions		6,044	13,064
Net change in unrealized appreciation (depreciation)		122,593	313,077

Increase (decrease) in net assets from operations		180,161	274,213

Contract owner transactions:
Proceeds from units sold		1,483,895	972,029
Cost of units redeemed		(2,138,010)	(1,253,195)
Account charges		(1,676)	(1,879)
Increase (decrease)		(655,791)	(283,045)
Net increase (decrease)		(475,630)	(8,832)
Net assets, beginning		2,763,123	2,771,955
Net assets, ending		$2,287,493	$2,763,123

Units sold		772,904	562,457
Units redeemed		(1,106,090)	(722,630)
Net increase (decrease)		(333,186)	(160,173)
Units outstanding, beginning		1,473,595	1,633,768
Units outstanding, ending		1,140,409	1,473,595

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,442,742
Cost of units redeemed/account charges			(22,133,799)
Net investment income (loss)			2,573,447
Net realized gain (loss)			(602,051)
Realized gain distributions			87,030
Net change in unrealized appreciation (depreciation)			(79,876)
Net assets			$2,287,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	899	$1,790	1.25%	6.8%	12/31/2024	$2.06	241	$497	1.00%	7.0%	12/31/2024	$2.14	0	$0	0.75%	7.3%
12/31/2023	1.86	1,229	2,291	1.25%	10.6%	12/31/2023	1.93	245	473	1.00%	10.8%	12/31/2023	2.00	0	0	0.75%	11.1%
12/31/2022	1.69	1,324	2,234	1.25%	-13.0%	12/31/2022	1.74	309	538	1.00%	-12.8%	12/31/2022	1.80	0	0	0.75%	-12.6%
12/31/2021	1.94	1,587	3,077	1.25%	4.8%	12/31/2021	2.00	384	765	1.00%	5.0%	12/31/2021	2.05	0	0	0.75%	5.3%
12/31/2020	1.85	1,579	2,922	1.25%	4.0%	12/31/2020	1.90	391	742	1.00%	4.3%	12/31/2020	1.95	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	7.6%	12/31/2024	$2.30	0	$0	0.25%	7.8%	12/31/2024	$2.39	0	$0	0.00%	8.1%
12/31/2023	2.06	0	0	0.50%	11.4%	12/31/2023	2.14	0	0	0.25%	11.7%	12/31/2023	2.21	0	0	0.00%	11.9%
12/31/2022	1.85	0	0	0.50%	-12.3%	12/31/2022	1.91	0	0	0.25%	-12.1%	12/31/2022	1.97	0	0	0.00%	-11.9%
12/31/2021	2.11	0	0	0.50%	5.6%	12/31/2021	2.18	0	0	0.25%	5.8%	12/31/2021	2.24	0	0	0.00%	6.1%
12/31/2020	2.00	0	0	0.50%	4.8%	12/31/2020	2.06	0	0	0.25%	5.1%	12/31/2020	2.11	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.4%
2023	6.7%
2022	5.8%
2021	5.3%
2020	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund Z Class - 06-532

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,136,158	$12,000,981	2,331,015
Receivables: investments sold	6,095
Payables: investments purchased	-
Net assets	$11,142,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,142,253	5,387,687	$2.07
Band 100	-	-	2.15
Band 75	-	-	2.22
Band 50	-	-	2.31
Band 25	-	-	2.39
Band 0	-	-	2.48
Total	$11,142,253	5,387,687

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$694,224
Mortality & expense charges			(122,932)
Net investment income (loss)			571,292

Gain (loss) on investments:
Net realized gain (loss)			(233,146)
Realized gain distributions			29,119
Net change in unrealized appreciation (depreciation)			280,496
Net gain (loss)			76,469

Increase (decrease) in net assets from operations			$647,761

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$571,292	$536,273
Net realized gain (loss)		(233,146)	(182,410)
Realized gain distributions		29,119	47,499
Net change in unrealized appreciation (depreciation)		280,496	598,000

Increase (decrease) in net assets from operations		647,761	999,362

Contract owner transactions:
Proceeds from units sold		3,260,289	1,262,341
Cost of units redeemed		(2,844,268)	(1,932,137)
Account charges		(4,060)	(4,554)
Increase (decrease)		411,961	(674,350)
Net increase (decrease)		1,059,722	325,012
Net assets, beginning		10,082,531	9,757,519
Net assets, ending		$11,142,253	$10,082,531

Units sold		1,640,696	697,036
Units redeemed		(1,469,065)	(1,074,618)
Net increase (decrease)		171,631	(377,582)
Units outstanding, beginning		5,216,056	5,593,638
Units outstanding, ending		5,387,687	5,216,056

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$69,979,537
Cost of units redeemed/account charges			(66,380,619)
Net investment income (loss)			9,373,550
Net realized gain (loss)			(1,306,744)
Realized gain distributions			341,352
Net change in unrealized appreciation (depreciation)			(864,823)
Net assets			$11,142,253

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	5,388	$11,142	1.25%	7.0%	12/31/2024	$2.15	0	$0	1.00%	7.3%	12/31/2024	$2.22	0	$0	0.75%	7.5%
12/31/2023	1.93	5,216	10,083	1.25%	10.8%	12/31/2023	2.00	0	0	1.00%	11.1%	12/31/2023	2.07	0	0	0.75%	11.4%
12/31/2022	1.74	5,594	9,758	1.25%	-12.8%	12/31/2022	1.80	0	0	1.00%	-12.5%	12/31/2022	1.86	0	0	0.75%	-12.3%
12/31/2021	2.00	7,286	14,568	1.25%	5.0%	12/31/2021	2.06	0	0	1.00%	5.3%	12/31/2021	2.12	0	0	0.75%	5.5%
12/31/2020	1.90	8,231	15,671	1.25%	4.3%	12/31/2020	1.96	0	0	1.00%	4.5%	12/31/2020	2.01	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.31	0	$0	0.50%	7.8%	12/31/2024	$2.39	0	$0	0.25%	8.1%	12/31/2024	$2.48	0	$0	0.00%	8.3%
12/31/2023	2.14	0	0	0.50%	11.6%	12/31/2023	2.21	0	0	0.25%	11.9%	12/31/2023	2.29	0	0	0.00%	12.2%
12/31/2022	1.92	0	0	0.50%	-12.1%	12/31/2022	1.98	0	0	0.25%	-11.9%	12/31/2022	2.04	0	0	0.00%	-11.7%
12/31/2021	2.18	0	0	0.50%	5.8%	12/31/2021	2.25	0	0	0.25%	6.1%	12/31/2021	2.31	0	0	0.00%	6.3%
12/31/2020	2.06	0	0	0.50%	5.1%	12/31/2020	2.12	0	0	0.25%	5.3%	12/31/2020	2.17	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.5%
2023	6.6%
2022	6.2%
2021	5.4%
2020	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund A Class - 06-461

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,433,590	$1,865,140	95,404
Receivables: investments sold	-
Payables: investments purchased	(2,530)
Net assets	$1,431,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$800,028	191,767	$4.17
Band 100	631,032	145,679	4.33
Band 75	-	-	4.50
Band 50	-	-	4.67
Band 25	-	-	4.85
Band 0	-	-	5.03
Total	$1,431,060	337,446

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,216)
Net investment income (loss)			(17,216)

Gain (loss) on investments:
Net realized gain (loss)			(63,774)
Realized gain distributions			96,072
Net change in unrealized appreciation (depreciation)			134,547
Net gain (loss)			166,845

Increase (decrease) in net assets from operations			$149,629

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,216)	$(15,702)
Net realized gain (loss)		(63,774)	(56,990)
Realized gain distributions		96,072	61,622
Net change in unrealized appreciation (depreciation)		134,547	258,366

Increase (decrease) in net assets from operations		149,629	247,296

Contract owner transactions:
Proceeds from units sold		70,702	160,708
Cost of units redeemed		(324,826)	(198,735)
Account charges		(295)	(512)
Increase (decrease)		(254,419)	(38,539)
Net increase (decrease)		(104,790)	208,757
Net assets, beginning		1,535,850	1,327,093
Net assets, ending		$1,431,060	$1,535,850

Units sold		17,578	46,210
Units redeemed		(79,515)	(56,704)
Net increase (decrease)		(61,937)	(10,494)
Units outstanding, beginning		399,383	409,877
Units outstanding, ending		337,446	399,383

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,410,777
Cost of units redeemed/account charges			(17,646,111)
Net investment income (loss)			(521,388)
Net realized gain (loss)			(678,863)
Realized gain distributions			5,298,195
Net change in unrealized appreciation (depreciation)			(431,550)
Net assets			$1,431,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.17	192	$800	1.25%	10.2%	12/31/2024	$4.33	146	$631	1.00%	10.5%	12/31/2024	$4.50	0	$0	0.75%	10.8%
12/31/2023	3.78	217	823	1.25%	18.7%	12/31/2023	3.92	182	713	1.00%	19.0%	12/31/2023	4.06	0	0	0.75%	19.3%
12/31/2022	3.19	217	691	1.25%	-25.0%	12/31/2022	3.29	193	636	1.00%	-24.8%	12/31/2022	3.40	0	0	0.75%	-24.6%
12/31/2021	4.25	270	1,146	1.25%	10.0%	12/31/2021	4.38	283	1,240	1.00%	10.3%	12/31/2021	4.52	0	0	0.75%	10.6%
12/31/2020	3.86	364	1,406	1.25%	40.4%	12/31/2020	3.97	331	1,313	1.00%	40.7%	12/31/2020	4.08	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.67	0	$0	0.50%	11.1%	12/31/2024	$4.85	0	$0	0.25%	11.4%	12/31/2024	$5.03	0	$0	0.00%	11.6%
12/31/2023	4.20	0	0	0.50%	19.6%	12/31/2023	4.35	0	0	0.25%	19.9%	12/31/2023	4.51	0	0	0.00%	20.2%
12/31/2022	3.52	0	0	0.50%	-24.5%	12/31/2022	3.63	0	0	0.25%	-24.3%	12/31/2022	3.75	0	0	0.00%	-24.1%
12/31/2021	4.65	0	0	0.50%	10.8%	12/31/2021	4.80	0	0	0.25%	11.1%	12/31/2021	4.94	0	0	0.00%	11.4%
12/31/2020	4.20	0	0	0.50%	41.5%	12/31/2020	4.32	0	0	0.25%	41.8%	12/31/2020	4.44	0	0	0.00%	42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund Z Class - 06-462

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,600,457	$1,664,997	74,630
Receivables: investments sold	1,109
Payables: investments purchased	-
Net assets	$1,601,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,601,566	366,694	$4.37
Band 100	-	-	4.53
Band 75	-	-	4.71
Band 50	-	-	4.89
Band 25	-	-	5.08
Band 0	-	-	5.27
Total	$1,601,566	366,694

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,737)
Net investment income (loss)			(19,737)

Gain (loss) on investments:
Net realized gain (loss)			40,515
Realized gain distributions			73,695
Net change in unrealized appreciation (depreciation)			65,149
Net gain (loss)			179,359

Increase (decrease) in net assets from operations			$159,622

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,737)	$(17,199)
Net realized gain (loss)		40,515	3,232
Realized gain distributions		73,695	43,582
Net change in unrealized appreciation (depreciation)		65,149	229,878

Increase (decrease) in net assets from operations		159,622	259,493

Contract owner transactions:
Proceeds from units sold		277,564	254,465
Cost of units redeemed		(294,326)	(548,721)
Account charges		(147)	(137)
Increase (decrease)		(16,909)	(294,393)
Net increase (decrease)		142,713	(34,900)
Net assets, beginning		1,458,853	1,493,753
Net assets, ending		$1,601,566	$1,458,853

Units sold		66,804	71,293
Units redeemed		(69,587)	(152,423)
Net increase (decrease)		(2,783)	(81,130)
Units outstanding, beginning		369,477	450,607
Units outstanding, ending		366,694	369,477

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,847,489
Cost of units redeemed/account charges			(57,456,004)
Net investment income (loss)			(1,453,605)
Net realized gain (loss)			(794,832)
Realized gain distributions			13,523,058
Net change in unrealized appreciation (depreciation)			(64,540)
Net assets			$1,601,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.37	367	$1,602	1.25%	10.6%	12/31/2024	$4.53	0	$0	1.00%	10.9%	12/31/2024	$4.71	0	$0	0.75%	11.2%
12/31/2023	3.95	369	1,459	1.25%	19.1%	12/31/2023	4.09	0	0	1.00%	19.4%	12/31/2023	4.24	0	0	0.75%	19.7%
12/31/2022	3.31	451	1,494	1.25%	-24.8%	12/31/2022	3.42	0	0	1.00%	-24.6%	12/31/2022	3.54	0	0	0.75%	-24.4%
12/31/2021	4.41	1,281	5,644	1.25%	10.3%	12/31/2021	4.54	0	0	1.00%	10.6%	12/31/2021	4.68	0	0	0.75%	10.9%
12/31/2020	3.99	1,419	5,667	1.25%	40.9%	12/31/2020	4.11	0	0	1.00%	41.3%	12/31/2020	4.22	0	0	0.75%	41.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.89	0	$0	0.50%	11.5%	12/31/2024	$5.08	0	$0	0.25%	11.7%	12/31/2024	$5.27	0	$0	0.00%	12.0%
12/31/2023	4.39	0	0	0.50%	20.0%	12/31/2023	4.54	0	0	0.25%	20.3%	12/31/2023	4.71	0	0	0.00%	20.6%
12/31/2022	3.66	0	0	0.50%	-24.2%	12/31/2022	3.78	0	0	0.25%	-24.0%	12/31/2022	3.90	0	0	0.00%	-23.8%
12/31/2021	4.82	0	0	0.50%	11.1%	12/31/2021	4.97	0	0	0.25%	11.4%	12/31/2021	5.12	0	0	0.00%	11.7%
12/31/2020	4.34	0	0	0.50%	42.0%	12/31/2020	4.46	0	0	0.25%	42.4%	12/31/2020	4.58	0	0	0.00%	42.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund A Class - 06-453

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$157,129	$168,560	3,095
Receivables: investments sold	305
Payables: investments purchased	-
Net assets	$157,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,011	105,784	$1.11
Band 100	40,423	35,197	1.15
Band 75	-	-	1.19
Band 50	-	-	1.24
Band 25	-	-	1.29
Band 0	-	-	1.34
Total	$157,434	140,981

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,587
Mortality & expense charges			(2,078)
Net investment income (loss)			(491)

Gain (loss) on investments:
Net realized gain (loss)			(13,746)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,623
Net gain (loss)			(7,123)

Increase (decrease) in net assets from operations			$(7,614)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(491)	$1,115
Net realized gain (loss)		(13,746)	(663)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,623	(6,145)

Increase (decrease) in net assets from operations		(7,614)	(5,693)

Contract owner transactions:
Proceeds from units sold		1,088,470	6,008
Cost of units redeemed		(1,086,510)	(10,729)
Account charges		(4)	(11)
Increase (decrease)		1,956	(4,732)
Net increase (decrease)		(5,658)	(10,425)
Net assets, beginning		163,092	173,517
Net assets, ending		$157,434	$163,092

Units sold		895,144	5,335
Units redeemed		(899,624)	(9,499)
Net increase (decrease)		(4,480)	(4,164)
Units outstanding, beginning		145,461	149,625
Units outstanding, ending		140,981	145,461

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,166,466
Cost of units redeemed/account charges			(4,655,514)
Net investment income (loss)			(42,402)
Net realized gain (loss)			(299,996)
Realized gain distributions			311
Net change in unrealized appreciation (depreciation)			(11,431)
Net assets			$157,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	106	$117	1.25%	-0.5%	12/31/2024	$1.15	35	$40	1.00%	-0.2%	12/31/2024	$1.19	0	$0	0.75%	0.0%
12/31/2023	1.11	109	121	1.25%	-3.4%	12/31/2023	1.15	36	42	1.00%	-3.2%	12/31/2023	1.19	0	0	0.75%	-2.9%
12/31/2022	1.15	113	130	1.25%	23.0%	12/31/2022	1.19	37	44	1.00%	23.3%	12/31/2022	1.23	0	0	0.75%	23.6%
12/31/2021	0.94	203	190	1.25%	25.7%	12/31/2021	0.96	46	44	1.00%	26.0%	12/31/2021	0.99	0	0	0.75%	26.3%
12/31/2020	0.74	154	114	1.25%	9.8%	12/31/2020	0.77	46	35	1.00%	10.1%	12/31/2020	0.79	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	0.3%	12/31/2024	$1.29	0	$0	0.25%	0.5%	12/31/2024	$1.34	0	$0	0.00%	0.8%
12/31/2023	1.23	0	0	0.50%	-2.7%	12/31/2023	1.28	0	0	0.25%	-2.4%	12/31/2023	1.32	0	0	0.00%	-2.2%
12/31/2022	1.27	0	0	0.50%	23.9%	12/31/2022	1.31	0	0	0.25%	24.2%	12/31/2022	1.35	0	0	0.00%	24.5%
12/31/2021	1.02	0	0	0.50%	26.6%	12/31/2021	1.06	0	0	0.25%	26.9%	12/31/2021	1.09	0	0	0.00%	27.2%
12/31/2020	0.81	0	0	0.50%	10.6%	12/31/2020	0.83	0	0	0.25%	10.9%	12/31/2020	0.85	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.8%
2022	2.5%
2021	1.0%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund Z Class - 06-454

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,728	$7,280	126
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$6,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,732	5,781	$1.16
Band 100	-	-	1.21
Band 75	-	-	1.26
Band 50	-	-	1.30
Band 25	-	-	1.35
Band 0	-	-	1.41
Total	$6,732	5,781

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$76
Mortality & expense charges			(92)
Net investment income (loss)			(16)

Gain (loss) on investments:
Net realized gain (loss)			814
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(605)
Net gain (loss)			209

Increase (decrease) in net assets from operations			$193

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16)	$369
Net realized gain (loss)		814	99
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(605)	(12)

Increase (decrease) in net assets from operations		193	456

Contract owner transactions:
Proceeds from units sold		6,855	27,540
Cost of units redeemed		(7,278)	(26,784)
Account charges		(3)	(1)
Increase (decrease)		(426)	755
Net increase (decrease)		(233)	1,211
Net assets, beginning		6,965	5,754
Net assets, ending		$6,732	$6,965

Units sold		5,418	24,206
Units redeemed		(5,611)	(23,017)
Net increase (decrease)		(193)	1,189
Units outstanding, beginning		5,974	4,785
Units outstanding, ending		5,781	5,974

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,616,837
Cost of units redeemed/account charges			(5,068,844)
Net investment income (loss)			(77,304)
Net realized gain (loss)			(463,955)
Realized gain distributions			550
Net change in unrealized appreciation (depreciation)			(552)
Net assets			$6,732

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	6	$7	1.25%	-0.1%	12/31/2024	$1.21	0	$0	1.00%	0.1%	12/31/2024	$1.26	0	$0	0.75%	0.4%
12/31/2023	1.17	6	7	1.25%	-3.0%	12/31/2023	1.21	0	0	1.00%	-2.8%	12/31/2023	1.25	0	0	0.75%	-2.6%
12/31/2022	1.20	5	6	1.25%	23.4%	12/31/2022	1.24	0	0	1.00%	23.7%	12/31/2022	1.28	0	0	0.75%	24.0%
12/31/2021	0.97	16	16	1.25%	26.1%	12/31/2021	1.00	0	0	1.00%	26.4%	12/31/2021	1.03	0	0	0.75%	26.7%
12/31/2020	0.77	35	27	1.25%	10.3%	12/31/2020	0.79	0	0	1.00%	10.5%	12/31/2020	0.82	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	0.6%	12/31/2024	$1.35	0	$0	0.25%	0.9%	12/31/2024	$1.41	0	$0	0.00%	1.1%
12/31/2023	1.30	0	0	0.50%	-2.3%	12/31/2023	1.34	0	0	0.25%	-2.1%	12/31/2023	1.39	0	0	0.00%	-1.8%
12/31/2022	1.33	0	0	0.50%	24.3%	12/31/2022	1.37	0	0	0.25%	24.7%	12/31/2022	1.42	0	0	0.00%	25.0%
12/31/2021	1.07	0	0	0.50%	27.1%	12/31/2021	1.10	0	0	0.25%	27.4%	12/31/2021	1.13	0	0	0.00%	27.7%
12/31/2020	0.84	0	0	0.50%	11.1%	12/31/2020	0.86	0	0	0.25%	11.4%	12/31/2020	0.89	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	10.9%
2022	1.5%
2021	0.8%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund A Class - 06-079

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$304,477	$231,060	11,398
Receivables: investments sold	-
Payables: investments purchased	(147)
Net assets	$304,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,593	49,781	$3.87
Band 100	111,737	28,132	3.97
Band 75	-	-	4.08
Band 50	-	-	4.19
Band 25	-	-	4.30
Band 0	-	-	4.41
Total	$304,330	77,913

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,895)
Net investment income (loss)			(4,895)

Gain (loss) on investments:
Net realized gain (loss)			42,652
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76,034
Net gain (loss)			118,686

Increase (decrease) in net assets from operations			$113,791

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,895)	$(3,588)
Net realized gain (loss)		42,652	(7,009)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		76,034	116,797

Increase (decrease) in net assets from operations		113,791	106,200

Contract owner transactions:
Proceeds from units sold		152,219	229,250
Cost of units redeemed		(434,129)	(22,221)
Account charges		(8)	(9)
Increase (decrease)		(281,918)	207,020
Net increase (decrease)		(168,127)	313,220
Net assets, beginning		472,457	159,237
Net assets, ending		$304,330	$472,457

Units sold		48,849	85,431
Units redeemed		(127,835)	(8,275)
Net increase (decrease)		(78,986)	77,156
Units outstanding, beginning		156,899	79,743
Units outstanding, ending		77,913	156,899

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$870,245
Cost of units redeemed/account charges			(667,169)
Net investment income (loss)			(14,583)
Net realized gain (loss)			(13,395)
Realized gain distributions			55,815
Net change in unrealized appreciation (depreciation)			73,417
Net assets			$304,330

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.87	50	$193	1.25%	29.9%	12/31/2024	$3.97	28	$112	1.00%	30.2%	12/31/2024	$4.08	0	$0	0.75%	30.5%
12/31/2023	2.98	86	255	1.25%	50.4%	12/31/2023	3.05	71	218	1.00%	50.8%	12/31/2023	3.12	0	0	0.75%	51.2%
12/31/2022	1.98	49	97	1.25%	-41.5%	12/31/2022	2.02	31	62	1.00%	-41.3%	12/31/2022	2.07	0	0	0.75%	-41.2%
12/31/2021	3.38	61	206	1.25%	4.4%	12/31/2021	3.45	62	213	1.00%	4.6%	12/31/2021	3.51	0	0	0.75%	4.9%
12/31/2020	3.24	0	0	1.25%	64.7%	12/31/2020	3.29	0	0	1.00%	65.1%	12/31/2020	3.35	0	0	0.75%	65.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.19	0	$0	0.50%	30.9%	12/31/2024	$4.30	0	$0	0.25%	31.2%	12/31/2024	$4.41	0	$0	0.00%	31.5%
12/31/2023	3.20	0	0	0.50%	51.5%	12/31/2023	3.28	0	0	0.25%	51.9%	12/31/2023	3.35	0	0	0.00%	52.3%
12/31/2022	2.11	0	0	0.50%	-41.0%	12/31/2022	2.16	0	0	0.25%	-40.9%	12/31/2022	2.20	0	0	0.00%	-40.7%
12/31/2021	3.58	0	0	0.50%	5.2%	12/31/2021	3.65	0	0	0.25%	5.4%	12/31/2021	3.72	0	0	0.00%	5.7%
12/31/2020	3.40	0	0	0.50%	65.9%	12/31/2020	3.46	0	0	0.25%	66.3%	12/31/2020	3.52	0	0	0.00%	66.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund Z Class - 06-063 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.99
Band 100	-	-	4.09
Band 75	-	-	4.20
Band 50	-	-	4.31
Band 25	-	-	4.43
Band 0	-	-	4.55
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,922
Cost of units redeemed/account charges			(48,693)
Net investment income (loss)			(723)
Net realized gain (loss)			12,331
Realized gain distributions			4,163
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.99	0	$0	1.25%	30.3%	12/31/2024	$4.09	0	$0	1.00%	30.6%	12/31/2024	$4.20	0	$0	0.75%	30.9%
12/31/2023	3.06	0	0	1.25%	50.9%	12/31/2023	3.13	0	0	1.00%	51.2%	12/31/2023	3.21	0	0	0.75%	51.6%
12/31/2022	2.03	0	0	1.25%	-41.3%	12/31/2022	2.07	0	0	1.00%	-41.1%	12/31/2022	2.12	0	0	0.75%	-41.0%
12/31/2021	3.46	0	0	1.25%	4.6%	12/31/2021	3.52	0	0	1.00%	4.9%	12/31/2021	3.59	0	0	0.75%	5.1%
12/31/2020	3.30	7	22	1.25%	65.3%	12/31/2020	3.36	0	0	1.00%	65.7%	12/31/2020	3.41	0	0	0.75%	66.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.31	0	$0	0.50%	31.2%	12/31/2024	$4.43	0	$0	0.25%	31.6%	12/31/2024	$4.55	0	$0	0.00%	31.9%
12/31/2023	3.29	0	0	0.50%	52.0%	12/31/2023	3.37	0	0	0.25%	52.4%	12/31/2023	3.45	0	0	0.00%	52.7%
12/31/2022	2.16	0	0	0.50%	-40.8%	12/31/2022	2.21	0	0	0.25%	-40.7%	12/31/2022	2.26	0	0	0.00%	-40.5%
12/31/2021	3.66	0	0	0.50%	5.4%	12/31/2021	3.73	0	0	0.25%	5.6%	12/31/2021	3.80	0	0	0.00%	5.9%
12/31/2020	3.47	0	0	0.50%	66.5%	12/31/2020	3.53	0	0	0.25%	66.9%	12/31/2020	3.58	0	0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund A Class - 06-589

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$566,982	$562,768	27,168
Receivables: investments sold	837
Payables: investments purchased	-
Net assets	$567,819

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$567,819	181,502	$3.13
Band 100	-	-	3.24
Band 75	-	-	3.35
Band 50	-	-	3.46
Band 25	-	-	3.58
Band 0	-	-	3.70
Total	$567,819	181,502

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,958
Mortality & expense charges			(7,309)
Net investment income (loss)			(4,351)

Gain (loss) on investments:
Net realized gain (loss)			(3,696)
Realized gain distributions			13,092
Net change in unrealized appreciation (depreciation)			60,707
Net gain (loss)			70,103

Increase (decrease) in net assets from operations			$65,752

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,351)	$(4,183)
Net realized gain (loss)		(3,696)	(11,468)
Realized gain distributions		13,092	-
Net change in unrealized appreciation (depreciation)		60,707	65,377

Increase (decrease) in net assets from operations		65,752	49,726

Contract owner transactions:
Proceeds from units sold		57,913	69,086
Cost of units redeemed		(111,792)	(25,514)
Account charges		(395)	(156)
Increase (decrease)		(54,274)	43,416
Net increase (decrease)		11,478	93,142
Net assets, beginning		556,341	463,199
Net assets, ending		$567,819	$556,341

Units sold		19,734	30,710
Units redeemed		(37,856)	(14,076)
Net increase (decrease)		(18,122)	16,634
Units outstanding, beginning		199,624	182,990
Units outstanding, ending		181,502	199,624

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,964,067
Cost of units redeemed/account charges			(4,049,453)
Net investment income (loss)			(74,751)
Net realized gain (loss)			9,898
Realized gain distributions			713,844
Net change in unrealized appreciation (depreciation)			4,214
Net assets			$567,819

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	182	$568	1.25%	12.3%	12/31/2024	$3.24	0	$0	1.00%	12.5%	12/31/2024	$3.35	0	$0	0.75%	12.8%
12/31/2023	2.79	200	556	1.25%	10.1%	12/31/2023	2.88	0	0	1.00%	10.4%	12/31/2023	2.97	0	0	0.75%	10.7%
12/31/2022	2.53	183	463	1.25%	-19.9%	12/31/2022	2.61	0	0	1.00%	-19.7%	12/31/2022	2.68	0	0	0.75%	-19.5%
12/31/2021	3.16	181	572	1.25%	27.4%	12/31/2021	3.25	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.48	233	577	1.25%	25.5%	12/31/2020	2.54	0	0	1.00%	25.9%	12/31/2020	2.60	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.46	0	$0	0.50%	13.1%	12/31/2024	$3.58	0	$0	0.25%	13.4%	12/31/2024	$3.70	0	$0	0.00%	13.7%
12/31/2023	3.06	0	0	0.50%	10.9%	12/31/2023	3.16	0	0	0.25%	11.2%	12/31/2023	3.26	0	0	0.00%	11.5%
12/31/2022	2.76	0	0	0.50%	-19.3%	12/31/2022	2.84	0	0	0.25%	-19.1%	12/31/2022	2.92	0	0	0.00%	-18.9%
12/31/2021	3.42	0	0	0.50%	28.4%	12/31/2021	3.51	0	0	0.25%	28.7%	12/31/2021	3.61	0	0	0.00%	29.0%
12/31/2020	2.66	0	0	0.50%	26.5%	12/31/2020	2.73	0	0	0.25%	26.8%	12/31/2020	2.79	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund Z Class - 06-593

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,913	$128,969	5,420
Receivables: investments sold	-
Payables: investments purchased	(786)
Net assets	$135,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,127	41,453	$3.26
Band 100	-	-	3.37
Band 75	-	-	3.49
Band 50	-	-	3.61
Band 25	-	-	3.73
Band 0	-	-	3.86
Total	$135,127	41,453

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$965
Mortality & expense charges			(1,479)
Net investment income (loss)			(514)

Gain (loss) on investments:
Net realized gain (loss)			355
Realized gain distributions			2,627
Net change in unrealized appreciation (depreciation)			11,586
Net gain (loss)			14,568

Increase (decrease) in net assets from operations			$14,054

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(514)	$(644)
Net realized gain (loss)		355	(19,013)
Realized gain distributions		2,627	-
Net change in unrealized appreciation (depreciation)		11,586	36,189

Increase (decrease) in net assets from operations		14,054	16,532

Contract owner transactions:
Proceeds from units sold		23,694	29,333
Cost of units redeemed		(3,974)	(103,356)
Account charges		-	-
Increase (decrease)		19,720	(74,023)
Net increase (decrease)		33,774	(57,491)
Net assets, beginning		101,353	158,844
Net assets, ending		$135,127	$101,353

Units sold		7,729	10,770
Units redeemed		(1,294)	(36,379)
Net increase (decrease)		6,435	(25,609)
Units outstanding, beginning		35,018	60,627
Units outstanding, ending		41,453	35,018

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,162,751
Cost of units redeemed/account charges			(12,984,552)
Net investment income (loss)			(123,846)
Net realized gain (loss)			(673,847)
Realized gain distributions			1,747,677
Net change in unrealized appreciation (depreciation)			6,944
Net assets			$135,127

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	41	$135	1.25%	12.6%	12/31/2024	$3.37	0	$0	1.00%	12.9%	12/31/2024	$3.49	0	$0	0.75%	13.2%
12/31/2023	2.89	35	101	1.25%	10.5%	12/31/2023	2.99	0	0	1.00%	10.7%	12/31/2023	3.08	0	0	0.75%	11.0%
12/31/2022	2.62	61	159	1.25%	-19.6%	12/31/2022	2.70	0	0	1.00%	-19.4%	12/31/2022	2.78	0	0	0.75%	-19.2%
12/31/2021	3.26	51	167	1.25%	27.8%	12/31/2021	3.35	0	0	1.00%	28.1%	12/31/2021	3.44	0	0	0.75%	28.4%
12/31/2020	2.55	92	235	1.25%	26.0%	12/31/2020	2.61	0	0	1.00%	26.3%	12/31/2020	2.68	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.61	0	$0	0.50%	13.5%	12/31/2024	$3.73	0	$0	0.25%	13.8%	12/31/2024	$3.86	0	$0	0.00%	14.1%
12/31/2023	3.18	0	0	0.50%	11.3%	12/31/2023	3.28	0	0	0.25%	11.6%	12/31/2023	3.38	0	0	0.00%	11.9%
12/31/2022	2.86	0	0	0.50%	-19.0%	12/31/2022	2.94	0	0	0.25%	-18.8%	12/31/2022	3.03	0	0	0.00%	-18.6%
12/31/2021	3.53	0	0	0.50%	28.8%	12/31/2021	3.62	0	0	0.25%	29.1%	12/31/2021	3.72	0	0	0.00%	29.4%
12/31/2020	2.74	0	0	0.50%	26.9%	12/31/2020	2.81	0	0	0.25%	27.3%	12/31/2020	2.87	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.4%
2022	0.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund A Class - 06-080

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(611)
Net investment income (loss)			(611)

Gain (loss) on investments:
Net realized gain (loss)			10,145
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,899)
Net gain (loss)			8,246

Increase (decrease) in net assets from operations			$7,635

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(611)	$818
Net realized gain (loss)		10,145	(340)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,899)	8,820

Increase (decrease) in net assets from operations		7,635	9,298

Contract owner transactions:
Proceeds from units sold		4,691	13,250
Cost of units redeemed		(116,162)	(2,972)
Account charges		(139)	(14)
Increase (decrease)		(111,610)	10,264
Net increase (decrease)		(103,975)	19,562
Net assets, beginning		103,975	84,413
Net assets, ending		$-	$103,975

Units sold		3,258	10,281
Units redeemed		(76,126)	(2,475)
Net increase (decrease)		(72,868)	7,806
Units outstanding, beginning		72,868	65,062
Units outstanding, ending		-	72,868

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,192,634
Cost of units redeemed/account charges			(1,254,500)
Net investment income (loss)			4,223
Net realized gain (loss)			(854)
Realized gain distributions			58,497
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	10.0%	12/31/2024	$1.61	0	$0	1.00%	10.2%	12/31/2024	$1.65	0	$0	0.75%	10.5%
12/31/2023	1.43	73	104	1.25%	10.0%	12/31/2023	1.46	0	0	1.00%	10.3%	12/31/2023	1.50	0	0	0.75%	10.5%
12/31/2022	1.30	65	84	1.25%	-10.6%	12/31/2022	1.33	0	0	1.00%	-10.4%	12/31/2022	1.35	0	0	0.75%	-10.2%
12/31/2021	1.45	187	272	1.25%	32.6%	12/31/2021	1.48	0	0	1.00%	32.9%	12/31/2021	1.51	0	0	0.75%	33.3%
12/31/2020	1.09	188	206	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.13	0	0	0.75%	-7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	10.8%	12/31/2024	$1.74	0	$0	0.25%	11.1%	12/31/2024	$1.79	0	$0	0.00%	11.4%
12/31/2023	1.53	0	0	0.50%	10.8%	12/31/2023	1.57	0	0	0.25%	11.1%	12/31/2023	1.61	0	0	0.00%	11.4%
12/31/2022	1.38	0	0	0.50%	-9.9%	12/31/2022	1.41	0	0	0.25%	-9.7%	12/31/2022	1.44	0	0	0.00%	-9.5%
12/31/2021	1.54	0	0	0.50%	33.6%	12/31/2021	1.56	0	0	0.25%	33.9%	12/31/2021	1.59	0	0	0.00%	34.3%
12/31/2020	1.15	0	0	0.50%	-7.0%	12/31/2020	1.17	0	0	0.25%	-6.8%	12/31/2020	1.19	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	2.0%
2022	0.8%
2021	1.4%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund Z Class - 06-064

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,115	$12,254	611
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$15,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,107	9,364	$1.61
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.84
Total	$15,107	9,364

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$247
Mortality & expense charges			(432)
Net investment income (loss)			(185)

Gain (loss) on investments:
Net realized gain (loss)			23,960
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(20,887)
Net gain (loss)			3,073

Increase (decrease) in net assets from operations			$2,888

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(185)	$1,211
Net realized gain (loss)		23,960	4,154
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(20,887)	7,426

Increase (decrease) in net assets from operations		2,888	12,791

Contract owner transactions:
Proceeds from units sold		733	9,224
Cost of units redeemed		(141,565)	(42,008)
Account charges		(148)	(60)
Increase (decrease)		(140,980)	(32,844)
Net increase (decrease)		(138,092)	(20,053)
Net assets, beginning		153,199	173,252
Net assets, ending		$15,107	$153,199

Units sold		472	6,889
Units redeemed		(95,810)	(32,717)
Net increase (decrease)		(95,338)	(25,828)
Units outstanding, beginning		104,702	130,530
Units outstanding, ending		9,364	104,702

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,663,067
Cost of units redeemed/account charges			(8,567,229)
Net investment income (loss)			52,756
Net realized gain (loss)			(642,748)
Realized gain distributions			506,400
Net change in unrealized appreciation (depreciation)			2,861
Net assets			$15,107

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	9	$15	1.25%	10.3%	12/31/2024	$1.66	0	$0	1.00%	10.5%	12/31/2024	$1.70	0	$0	0.75%	10.8%
12/31/2023	1.46	105	153	1.25%	10.2%	12/31/2023	1.50	0	0	1.00%	10.5%	12/31/2023	1.53	0	0	0.75%	10.8%
12/31/2022	1.33	131	173	1.25%	-10.4%	12/31/2022	1.36	0	0	1.00%	-10.1%	12/31/2022	1.39	0	0	0.75%	-9.9%
12/31/2021	1.48	143	212	1.25%	32.9%	12/31/2021	1.51	0	0	1.00%	33.3%	12/31/2021	1.54	0	0	0.75%	33.6%
12/31/2020	1.11	219	244	1.25%	-7.4%	12/31/2020	1.13	0	0	1.00%	-7.2%	12/31/2020	1.15	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	11.1%	12/31/2024	$1.79	0	$0	0.25%	11.4%	12/31/2024	$1.84	0	$0	0.00%	11.7%
12/31/2023	1.57	0	0	0.50%	11.1%	12/31/2023	1.61	0	0	0.25%	11.3%	12/31/2023	1.65	0	0	0.00%	11.6%
12/31/2022	1.41	0	0	0.50%	-9.7%	12/31/2022	1.45	0	0	0.25%	-9.5%	12/31/2022	1.48	0	0	0.00%	-9.2%
12/31/2021	1.57	0	0	0.50%	33.9%	12/31/2021	1.60	0	0	0.25%	34.3%	12/31/2021	1.63	0	0	0.00%	34.6%
12/31/2020	1.17	0	0	0.50%	-6.7%	12/31/2020	1.19	0	0	0.25%	-6.5%	12/31/2020	1.21	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	1.9%
2022	1.7%
2021	1.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund A Class - 06-538

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,913,815	$3,358,742	246,644
Receivables: investments sold	11,389
Payables: investments purchased	-
Net assets	$2,925,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,409,775	1,828,113	$1.32
Band 100	515,429	376,990	1.37
Band 75	-	-	1.42
Band 50	-	-	1.47
Band 25	-	-	1.53
Band 0	-	-	1.58
Total	$2,925,204	2,205,103

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$135,937
Mortality & expense charges			(36,932)
Net investment income (loss)			99,005

Gain (loss) on investments:
Net realized gain (loss)			(45,964)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,438)
Net gain (loss)			(47,402)

Increase (decrease) in net assets from operations			$51,603

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99,005	$96,394
Net realized gain (loss)		(45,964)	(83,707)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,438)	161,754

Increase (decrease) in net assets from operations		51,603	174,441

Contract owner transactions:
Proceeds from units sold		380,191	359,843
Cost of units redeemed		(558,696)	(484,055)
Account charges		(497)	(506)
Increase (decrease)		(179,002)	(124,718)
Net increase (decrease)		(127,399)	49,723
Net assets, beginning		3,052,603	3,002,880
Net assets, ending		$2,925,204	$3,052,603

Units sold		298,034	289,123
Units redeemed		(423,728)	(388,294)
Net increase (decrease)		(125,694)	(99,171)
Units outstanding, beginning		2,330,797	2,429,968
Units outstanding, ending		2,205,103	2,330,797

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,789,669
Cost of units redeemed/account charges			(36,053,954)
Net investment income (loss)			1,546,410
Net realized gain (loss)			(395,593)
Realized gain distributions			483,599
Net change in unrealized appreciation (depreciation)			(444,927)
Net assets			$2,925,204

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	1,828	$2,410	1.25%	1.3%	12/31/2024	$1.37	377	$515	1.00%	1.6%	12/31/2024	$1.42	0	$0	0.75%	1.8%
12/31/2023	1.30	1,897	2,469	1.25%	6.1%	12/31/2023	1.35	434	584	1.00%	6.3%	12/31/2023	1.39	0	0	0.75%	6.6%
12/31/2022	1.23	1,888	2,316	1.25%	-16.2%	12/31/2022	1.27	542	687	1.00%	-16.0%	12/31/2022	1.31	0	0	0.75%	-15.8%
12/31/2021	1.46	2,582	3,780	1.25%	-2.8%	12/31/2021	1.51	650	979	1.00%	-2.6%	12/31/2021	1.55	0	0	0.75%	-2.3%
12/31/2020	1.51	3,415	5,144	1.25%	6.4%	12/31/2020	1.55	717	1,110	1.00%	6.7%	12/31/2020	1.59	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	2.1%	12/31/2024	$1.53	0	$0	0.25%	2.3%	12/31/2024	$1.58	0	$0	0.00%	2.6%
12/31/2023	1.44	0	0	0.50%	6.9%	12/31/2023	1.49	0	0	0.25%	7.1%	12/31/2023	1.54	0	0	0.00%	7.4%
12/31/2022	1.35	0	0	0.50%	-15.6%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.44	0	0	0.00%	-15.1%
12/31/2021	1.60	0	0	0.50%	-2.1%	12/31/2021	1.64	0	0	0.25%	-1.8%	12/31/2021	1.69	0	0	0.00%	-1.6%
12/31/2020	1.63	0	0	0.50%	7.2%	12/31/2020	1.67	0	0	0.25%	7.5%	12/31/2020	1.72	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	4.4%
2022	3.3%
2021	2.4%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund Z Class - 06-537

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,996,973	$9,161,544	678,948
Receivables: investments sold	28,201
Payables: investments purchased	-
Net assets	$8,025,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,821,966	5,713,126	$1.37
Band 100	-	-	1.42
Band 75	-	-	1.47
Band 50	-	-	1.53
Band 25	-	-	1.58
Band 0	203,208	123,672	1.64
Total	$8,025,174	5,836,798

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$379,407
Mortality & expense charges			(98,628)
Net investment income (loss)			280,779

Gain (loss) on investments:
Net realized gain (loss)			(205,839)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,253
Net gain (loss)			(174,586)

Increase (decrease) in net assets from operations			$106,193

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$280,779	$280,927
Net realized gain (loss)		(205,839)	(367,527)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,253	623,639

Increase (decrease) in net assets from operations		106,193	537,039

Contract owner transactions:
Proceeds from units sold		1,931,465	1,743,317
Cost of units redeemed		(2,494,913)	(2,892,713)
Account charges		(4,266)	(6,793)
Increase (decrease)		(567,714)	(1,156,189)
Net increase (decrease)		(461,521)	(619,150)
Net assets, beginning		8,486,695	9,105,845
Net assets, ending		$8,025,174	$8,486,695

Units sold		1,489,159	1,352,784
Units redeemed		(1,927,579)	(2,245,825)
Net increase (decrease)		(438,420)	(893,041)
Units outstanding, beginning		6,275,218	7,168,259
Units outstanding, ending		5,836,798	6,275,218

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$117,007,509
Cost of units redeemed/account charges			(113,799,690)
Net investment income (loss)			5,146,234
Net realized gain (loss)			(611,480)
Realized gain distributions			1,447,172
Net change in unrealized appreciation (depreciation)			(1,164,571)
Net assets			$8,025,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	5,713	$7,822	1.25%	1.6%	12/31/2024	$1.42	0	$0	1.00%	1.8%	12/31/2024	$1.47	0	$0	0.75%	2.1%
12/31/2023	1.35	6,167	8,313	1.25%	6.4%	12/31/2023	1.39	0	0	1.00%	6.6%	12/31/2023	1.44	0	0	0.75%	6.9%
12/31/2022	1.27	7,078	8,972	1.25%	-16.0%	12/31/2022	1.31	0	0	1.00%	-15.8%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.51	8,914	13,448	1.25%	-2.5%	12/31/2021	1.55	0	0	1.00%	-2.2%	12/31/2021	1.60	0	0	0.75%	-2.0%
12/31/2020	1.55	14,272	22,077	1.25%	6.7%	12/31/2020	1.59	0	0	1.00%	6.9%	12/31/2020	1.63	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	0.50%	2.3%	12/31/2024	$1.58	0	$0	0.25%	2.6%	12/31/2024	$1.64	124	$203	0.00%	2.8%
12/31/2023	1.49	0	0	0.50%	7.1%	12/31/2023	1.54	0	0	0.25%	7.4%	12/31/2023	1.60	109	174	0.00%	7.7%
12/31/2022	1.39	0	0	0.50%	-15.3%	12/31/2022	1.44	0	0	0.25%	-15.1%	12/31/2022	1.48	90	134	0.00%	-14.9%
12/31/2021	1.65	0	0	0.50%	-1.7%	12/31/2021	1.69	0	0	0.25%	-1.5%	12/31/2021	1.74	61	106	0.00%	-1.3%
12/31/2020	1.67	0	0	0.50%	7.5%	12/31/2020	1.72	0	0	0.25%	7.7%	12/31/2020	1.77	53	93	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	4.3%
2022	3.5%
2021	3.0%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R6 Class - 06-FCX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,110	$375,919	16,770
Receivables: investments sold	-
Payables: investments purchased	(5,598)
Net assets	$324,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,512	257,763	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$324,512	257,763

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,764
Mortality & expense charges			(4,036)
Net investment income (loss)			12,728

Gain (loss) on investments:
Net realized gain (loss)			(367,085)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			325,690
Net gain (loss)			(41,395)

Increase (decrease) in net assets from operations			$(28,667)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,728	$45,385
Net realized gain (loss)		(367,085)	(141,877)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		325,690	295,209

Increase (decrease) in net assets from operations		(28,667)	198,717

Contract owner transactions:
Proceeds from units sold		52,203	185,139
Cost of units redeemed		(1,651,140)	(470,473)
Account charges		(3,209)	(3,975)
Increase (decrease)		(1,602,146)	(289,309)
Net increase (decrease)		(1,630,813)	(90,592)
Net assets, beginning		1,955,325	2,045,917
Net assets, ending		$324,512	$1,955,325

Units sold		51,437	153,340
Units redeemed		(1,272,132)	(401,471)
Net increase (decrease)		(1,220,695)	(248,131)
Units outstanding, beginning		1,478,458	1,726,589
Units outstanding, ending		257,763	1,478,458

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,799,344
Cost of units redeemed/account charges			(4,982,778)
Net investment income (loss)			468,937
Net realized gain (loss)			(544,811)
Realized gain distributions			629,629
Net change in unrealized appreciation (depreciation)			(45,809)
Net assets			$324,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	258	$325	1.25%	2.5%	12/31/2024	$1.28	0	$0	1.00%	2.8%	12/31/2024	$1.31	0	$0	0.75%	3.0%
12/31/2023	1.23	248	305	1.25%	10.1%	12/31/2023	1.25	0	0	1.00%	10.3%	12/31/2023	1.27	0	0	0.75%	10.6%
12/31/2022	1.12	373	417	1.25%	-27.5%	12/31/2022	1.13	0	0	1.00%	-27.3%	12/31/2022	1.15	0	0	0.75%	-27.2%
12/31/2021	1.54	462	711	1.25%	26.5%	12/31/2021	1.56	0	0	1.00%	26.8%	12/31/2021	1.58	0	0	0.75%	27.1%
12/31/2020	1.22	352	428	1.25%	-5.5%	12/31/2020	1.23	0	0	1.00%	-5.3%	12/31/2020	1.24	0	0	0.75%	-5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	3.3%	12/31/2024	$1.36	0	$0	0.25%	3.5%	12/31/2024	$1.39	0	$0	0.00%	3.8%
12/31/2023	1.30	0	0	0.50%	10.9%	12/31/2023	1.32	0	0	0.25%	11.2%	12/31/2023	1.34	1,230	1,651	0.00%	11.4%
12/31/2022	1.17	0	0	0.50%	-27.0%	12/31/2022	1.19	0	0	0.25%	-26.8%	12/31/2022	1.20	1,353	1,629	0.00%	-26.6%
12/31/2021	1.60	0	0	0.50%	27.4%	12/31/2021	1.62	0	0	0.25%	27.8%	12/31/2021	1.64	1,400	2,296	0.00%	28.1%
12/31/2020	1.25	0	0	0.50%	-4.8%	12/31/2020	1.27	0	0	0.25%	-4.5%	12/31/2020	1.28	1,441	1,846	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	2.5%
2022	2.1%
2021	3.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R6 Class - 06-FCY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,271,480	$14,464,641	2,951,911
Receivables: investments sold	-
Payables: investments purchased	(190,861)
Net assets	$14,080,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,839,742	10,093,279	$1.37
Band 100	-	-	1.40
Band 75	240,877	168,730	1.43
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$14,080,619	10,262,009

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$945,956
Mortality & expense charges			(163,160)
Net investment income (loss)			782,796

Gain (loss) on investments:
Net realized gain (loss)			(144,472)
Realized gain distributions			37,377
Net change in unrealized appreciation (depreciation)			214,299
Net gain (loss)			107,204

Increase (decrease) in net assets from operations			$890,000

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$782,796	$543,724
Net realized gain (loss)		(144,472)	(192,415)
Realized gain distributions		37,377	55,317
Net change in unrealized appreciation (depreciation)		214,299	680,233

Increase (decrease) in net assets from operations		890,000	1,086,859

Contract owner transactions:
Proceeds from units sold		7,597,197	4,312,221
Cost of units redeemed		(5,999,215)	(2,396,692)
Account charges		(24,761)	(16,294)
Increase (decrease)		1,573,221	1,899,235
Net increase (decrease)		2,463,221	2,986,094
Net assets, beginning		11,617,398	8,631,304
Net assets, ending		$14,080,619	$11,617,398

Units sold		5,740,034	4,019,545
Units redeemed		(4,547,485)	(2,426,191)
Net increase (decrease)		1,192,549	1,593,354
Units outstanding, beginning		9,069,460	7,476,106
Units outstanding, ending		10,262,009	9,069,460

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,955,501
Cost of units redeemed/account charges			(23,123,048)
Net investment income (loss)			2,840,114
Net realized gain (loss)			(646,588)
Realized gain distributions			247,801
Net change in unrealized appreciation (depreciation)			(193,161)
Net assets			$14,080,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	10,093	$13,840	1.25%	7.1%	12/31/2024	$1.40	0	$0	1.00%	7.4%	12/31/2024	$1.43	169	$241	0.75%	7.7%
12/31/2023	1.28	8,874	11,359	1.25%	11.0%	12/31/2023	1.30	0	0	1.00%	11.2%	12/31/2023	1.33	195	259	0.75%	11.5%
12/31/2022	1.15	7,279	8,397	1.25%	-12.7%	12/31/2022	1.17	0	0	1.00%	-12.5%	12/31/2022	1.19	197	234	0.75%	-12.2%
12/31/2021	1.32	6,576	8,687	1.25%	5.2%	12/31/2021	1.34	0	0	1.00%	5.4%	12/31/2021	1.35	197	267	0.75%	5.7%
12/31/2020	1.26	5,406	6,791	1.25%	4.4%	12/31/2020	1.27	0	0	1.00%	4.7%	12/31/2020	1.28	204	261	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	7.9%	12/31/2024	$1.49	0	$0	0.25%	8.2%	12/31/2024	$1.52	0	$0	0.00%	8.5%
12/31/2023	1.35	0	0	0.50%	11.8%	12/31/2023	1.37	0	0	0.25%	12.1%	12/31/2023	1.40	0	0	0.00%	12.3%
12/31/2022	1.21	0	0	0.50%	-12.0%	12/31/2022	1.23	0	0	0.25%	-11.8%	12/31/2022	1.24	0	0	0.00%	-11.6%
12/31/2021	1.37	0	0	0.50%	5.9%	12/31/2021	1.39	0	0	0.25%	6.2%	12/31/2021	1.41	0	0	0.00%	6.5%
12/31/2020	1.30	0	0	0.50%	5.2%	12/31/2020	1.31	0	0	0.25%	5.5%	12/31/2020	1.32	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.4%
2023	6.6%
2022	5.8%
2021	5.9%
2020	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund R6 Class - 06-FFC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,466	$20,714	465
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$20,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,442	9,050	$2.26
Band 100	-	-	2.30
Band 75	-	-	2.35
Band 50	-	-	2.40
Band 25	-	-	2.45
Band 0	-	-	2.50
Total	$20,442	9,050

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$177
Mortality & expense charges			(254)
Net investment income (loss)			(77)

Gain (loss) on investments:
Net realized gain (loss)			1,344
Realized gain distributions			2,053
Net change in unrealized appreciation (depreciation)			(1,972)
Net gain (loss)			1,425

Increase (decrease) in net assets from operations			$1,348

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77)	$(180)
Net realized gain (loss)		1,344	11
Realized gain distributions		2,053	1,011
Net change in unrealized appreciation (depreciation)		(1,972)	1,236

Increase (decrease) in net assets from operations		1,348	2,078

Contract owner transactions:
Proceeds from units sold		2,979	15,150
Cost of units redeemed		(9,085)	-
Account charges		(24)	(14)
Increase (decrease)		(6,130)	15,136
Net increase (decrease)		(4,782)	17,214
Net assets, beginning		25,224	8,010
Net assets, ending		$20,442	$25,224

Units sold		1,286	7,769
Units redeemed		(4,244)	(7)
Net increase (decrease)		(2,958)	7,762
Units outstanding, beginning		12,008	4,246
Units outstanding, ending		9,050	12,008

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,584
Cost of units redeemed/account charges			(9,126)
Net investment income (loss)			(302)
Net realized gain (loss)			1,355
Realized gain distributions			3,179
Net change in unrealized appreciation (depreciation)			(248)
Net assets			$20,442

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	9	$20	1.25%	7.5%	12/31/2024	$2.30	0	$0	1.00%	7.8%	12/31/2024	$2.35	0	$0	0.75%	8.1%
12/31/2023	2.10	12	25	1.25%	11.4%	12/31/2023	2.14	0	0	1.00%	11.6%	12/31/2023	2.18	0	0	0.75%	11.9%
12/31/2022	1.89	4	8	1.25%	-11.1%	12/31/2022	1.92	0	0	1.00%	-10.9%	12/31/2022	1.94	0	0	0.75%	-10.6%
12/31/2021	2.12	0	0	1.25%	5.0%	12/31/2021	2.15	0	0	1.00%	5.3%	12/31/2021	2.18	0	0	0.75%	5.6%
12/31/2020	2.02	0	0	1.25%	40.0%	12/31/2020	2.04	0	0	1.00%	40.3%	12/31/2020	2.06	0	0	0.75%	40.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.40	0	$0	0.50%	8.3%	12/31/2024	$2.45	0	$0	0.25%	8.6%	12/31/2024	$2.50	0	$0	0.00%	8.9%
12/31/2023	2.21	0	0	0.50%	12.2%	12/31/2023	2.25	0	0	0.25%	12.5%	12/31/2023	2.29	0	0	0.00%	12.7%
12/31/2022	1.97	0	0	0.50%	-10.4%	12/31/2022	2.00	0	0	0.25%	-10.2%	12/31/2022	2.03	0	0	0.00%	-10.0%
12/31/2021	2.20	0	0	0.50%	5.8%	12/31/2021	2.23	0	0	0.25%	6.1%	12/31/2021	2.26	0	0	0.00%	6.4%
12/31/2020	2.08	0	0	0.50%	41.0%	12/31/2020	2.10	0	0	0.25%	41.4%	12/31/2020	2.13	0	0	0.00%	41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,400,914	$8,781,918	411,767
Receivables: investments sold	-
Payables: investments purchased	(12,611)
Net assets	$9,388,303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,257,725	4,061,414	$2.28
Band 100	-	-	2.33
Band 75	130,578	55,021	2.37
Band 50	-	-	2.42
Band 25	-	-	2.47
Band 0	-	-	2.52
Total	$9,388,303	4,116,435

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(113,073)
Net investment income (loss)			(113,073)

Gain (loss) on investments:
Net realized gain (loss)			97,210
Realized gain distributions			409,349
Net change in unrealized appreciation (depreciation)			536,469
Net gain (loss)			1,043,028

Increase (decrease) in net assets from operations			$929,955

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(113,073)	$(83,227)
Net realized gain (loss)		97,210	(124,792)
Realized gain distributions		409,349	234,748
Net change in unrealized appreciation (depreciation)		536,469	1,174,271

Increase (decrease) in net assets from operations		929,955	1,201,000

Contract owner transactions:
Proceeds from units sold		1,741,227	2,906,334
Cost of units redeemed		(1,618,990)	(1,278,524)
Account charges		(21,125)	(16,249)
Increase (decrease)		101,112	1,611,561
Net increase (decrease)		1,031,067	2,812,561
Net assets, beginning		8,357,236	5,544,675
Net assets, ending		$9,388,303	$8,357,236

Units sold		809,807	1,540,615
Units redeemed		(751,611)	(692,626)
Net increase (decrease)		58,196	847,989
Units outstanding, beginning		4,058,239	3,210,250
Units outstanding, ending		4,116,435	4,058,239

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,225,643
Cost of units redeemed/account charges			(5,821,791)
Net investment income (loss)			(337,955)
Net realized gain (loss)			(415,033)
Realized gain distributions			3,118,443
Net change in unrealized appreciation (depreciation)			618,996
Net assets			$9,388,303

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	4,061	$9,258	1.25%	10.8%	12/31/2024	$2.33	0	$0	1.00%	11.0%	12/31/2024	$2.37	55	$131	0.75%	11.3%
12/31/2023	2.06	3,993	8,217	1.25%	19.2%	12/31/2023	2.09	0	0	1.00%	19.5%	12/31/2023	2.13	66	140	0.75%	19.8%
12/31/2022	1.73	3,140	5,420	1.25%	-24.7%	12/31/2022	1.75	0	0	1.00%	-24.5%	12/31/2022	1.78	70	125	0.75%	-24.3%
12/31/2021	2.29	1,327	3,042	1.25%	10.4%	12/31/2021	2.32	0	0	1.00%	10.7%	12/31/2021	2.35	89	209	0.75%	11.0%
12/31/2020	2.07	1,459	3,026	1.25%	41.1%	12/31/2020	2.10	0	0	1.00%	41.5%	12/31/2020	2.12	141	299	0.75%	41.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.42	0	$0	0.50%	11.6%	12/31/2024	$2.47	0	$0	0.25%	11.9%	12/31/2024	$2.52	0	$0	0.00%	12.2%
12/31/2023	2.17	0	0	0.50%	20.1%	12/31/2023	2.21	0	0	0.25%	20.4%	12/31/2023	2.25	0	0	0.00%	20.7%
12/31/2022	1.81	0	0	0.50%	-24.1%	12/31/2022	1.83	0	0	0.25%	-23.9%	12/31/2022	1.86	0	0	0.00%	-23.7%
12/31/2021	2.38	0	0	0.50%	11.3%	12/31/2021	2.41	0	0	0.25%	11.6%	12/31/2021	2.44	0	0	0.00%	11.8%
12/31/2020	2.14	0	0	0.50%	42.2%	12/31/2020	2.16	0	0	0.25%	42.5%	12/31/2020	2.18	0	0	0.00%	42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund R6 Class - 06-FFG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,983	$219,719	3,826
Receivables: investments sold	1,017
Payables: investments purchased	-
Net assets	$206,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206,000	148,423	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$206,000	148,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,164
Mortality & expense charges			(3,809)
Net investment income (loss)			355

Gain (loss) on investments:
Net realized gain (loss)			11,380
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,874)
Net gain (loss)			(4,494)

Increase (decrease) in net assets from operations			$(4,139)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$355	$2,783
Net realized gain (loss)		11,380	5,369
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(15,874)	(11,968)

Increase (decrease) in net assets from operations		(4,139)	(3,816)

Contract owner transactions:
Proceeds from units sold		314,777	118,064
Cost of units redeemed		(349,521)	(40,344)
Account charges		(904)	(791)
Increase (decrease)		(35,648)	76,929
Net increase (decrease)		(39,787)	73,113
Net assets, beginning		245,787	172,674
Net assets, ending		$206,000	$245,787

Units sold		204,911	85,750
Units redeemed		(233,502)	(29,426)
Net increase (decrease)		(28,591)	56,324
Units outstanding, beginning		177,014	120,690
Units outstanding, ending		148,423	177,014

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,207,279
Cost of units redeemed/account charges			(2,156,535)
Net investment income (loss)			6,636
Net realized gain (loss)			163,356
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(14,736)
Net assets			$206,000

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	148	$206	1.25%	0.0%	12/31/2024	$1.42	0	$0	1.00%	0.2%	12/31/2024	$1.45	0	$0	0.75%	0.5%
12/31/2023	1.39	177	246	1.25%	-2.9%	12/31/2023	1.41	0	0	1.00%	-2.7%	12/31/2023	1.44	0	0	0.75%	-2.5%
12/31/2022	1.43	121	173	1.25%	23.5%	12/31/2022	1.45	0	0	1.00%	23.8%	12/31/2022	1.47	0	0	0.75%	24.1%
12/31/2021	1.16	354	410	1.25%	26.3%	12/31/2021	1.17	0	0	1.00%	26.6%	12/31/2021	1.19	0	0	0.75%	26.9%
12/31/2020	0.92	295	271	1.25%	10.4%	12/31/2020	0.93	0	0	1.00%	10.6%	12/31/2020	0.94	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	0.7%	12/31/2024	$1.50	0	$0	0.25%	1.0%	12/31/2024	$1.54	0	$0	0.00%	1.2%
12/31/2023	1.46	0	0	0.50%	-2.2%	12/31/2023	1.49	0	0	0.25%	-2.0%	12/31/2023	1.52	0	0	0.00%	-1.7%
12/31/2022	1.50	0	0	0.50%	24.5%	12/31/2022	1.52	0	0	0.25%	24.8%	12/31/2022	1.54	0	0	0.00%	25.1%
12/31/2021	1.20	0	0	0.50%	27.2%	12/31/2021	1.22	0	0	0.25%	27.5%	12/31/2021	1.23	0	0	0.00%	27.9%
12/31/2020	0.95	0	0	0.50%	11.2%	12/31/2020	0.96	0	0	0.25%	11.5%	12/31/2020	0.97	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.6%
2022	1.7%
2021	1.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R6 Class - 06-FFH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,987,248	$33,543,892	2,609,821
Receivables: investments sold	-
Payables: investments purchased	(87,045)
Net assets	$30,900,203

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,900,203	28,561,449	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.20
Total	$30,900,203	28,561,449

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,482,570
Mortality & expense charges			(380,847)
Net investment income (loss)			1,101,723

Gain (loss) on investments:
Net realized gain (loss)			(875,764)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			350,865
Net gain (loss)			(524,899)

Increase (decrease) in net assets from operations			$576,824

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,101,723	$1,079,180
Net realized gain (loss)		(875,764)	(1,794,186)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		350,865	2,709,943

Increase (decrease) in net assets from operations		576,824	1,994,937

Contract owner transactions:
Proceeds from units sold		14,770,361	18,246,135
Cost of units redeemed		(16,012,272)	(18,426,389)
Account charges		(74,602)	(72,107)
Increase (decrease)		(1,316,513)	(252,361)
Net increase (decrease)		(739,689)	1,742,576
Net assets, beginning		31,639,892	29,897,316
Net assets, ending		$30,900,203	$31,639,892

Units sold		14,000,854	17,946,494
Units redeemed		(15,088,695)	(18,137,215)
Net increase (decrease)		(1,087,841)	(190,721)
Units outstanding, beginning		29,649,290	29,840,011
Units outstanding, ending		28,561,449	29,649,290

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$126,344,809
Cost of units redeemed/account charges			(95,831,650)
Net investment income (loss)			5,218,481
Net realized gain (loss)			(3,791,270)
Realized gain distributions			1,516,477
Net change in unrealized appreciation (depreciation)			(2,556,644)
Net assets			$30,900,203

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	28,561	$30,900	1.25%	1.7%	12/31/2024	$1.10	0	$0	1.00%	2.0%	12/31/2024	$1.13	0	$0	0.75%	2.3%
12/31/2023	1.06	28,484	30,286	1.25%	6.5%	12/31/2023	1.08	0	0	1.00%	6.7%	12/31/2023	1.10	0	0	0.75%	7.0%
12/31/2022	1.00	28,656	28,622	1.25%	-15.9%	12/31/2022	1.01	0	0	1.00%	-15.7%	12/31/2022	1.03	0	0	0.75%	-15.5%
12/31/2021	1.19	31,466	37,386	1.25%	-2.4%	12/31/2021	1.20	0	0	1.00%	-2.1%	12/31/2021	1.22	0	0	0.75%	-1.9%
12/31/2020	1.22	25,825	31,431	1.25%	6.8%	12/31/2020	1.23	0	0	1.00%	7.0%	12/31/2020	1.24	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	2.5%	12/31/2024	$1.17	0	$0	0.25%	2.8%	12/31/2024	$1.20	0	$0	0.00%	3.0%
12/31/2023	1.12	0	0	0.50%	7.3%	12/31/2023	1.14	0	0	0.25%	7.5%	12/31/2023	1.16	1,166	1,354	0.00%	7.8%
12/31/2022	1.05	0	0	0.50%	-15.3%	12/31/2022	1.06	0	0	0.25%	-15.1%	12/31/2022	1.08	1,184	1,276	0.00%	-14.9%
12/31/2021	1.23	0	0	0.50%	-1.6%	12/31/2021	1.25	0	0	0.25%	-1.4%	12/31/2021	1.27	1,143	1,446	0.00%	-1.2%
12/31/2020	1.25	0	0	0.50%	7.6%	12/31/2020	1.27	0	0	0.25%	7.8%	12/31/2020	1.28	1,000	1,281	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	4.7%
2022	3.5%
2021	2.6%
2020	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,642,761	$1,923,184	86,380
Receivables: investments sold	-
Payables: investments purchased	(34,060)
Net assets	$2,608,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,608,701	979,377	$2.66
Band 100	-	-	2.71
Band 75	-	-	2.76
Band 50	-	-	2.81
Band 25	-	-	2.86
Band 0	-	-	2.91
Total	$2,608,701	979,377

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(44,022)
Net investment income (loss)			(44,022)

Gain (loss) on investments:
Net realized gain (loss)			540,350
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			445,561
Net gain (loss)			985,911

Increase (decrease) in net assets from operations			$941,889

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44,022)	$(41,574)
Net realized gain (loss)		540,350	(514,664)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		445,561	1,846,023

Increase (decrease) in net assets from operations		941,889	1,289,785

Contract owner transactions:
Proceeds from units sold		999,152	2,739,729
Cost of units redeemed		(2,623,125)	(3,615,963)
Account charges		(2,137)	(1,924)
Increase (decrease)		(1,626,110)	(878,158)
Net increase (decrease)		(684,221)	411,627
Net assets, beginning		3,292,922	2,881,295
Net assets, ending		$2,608,701	$3,292,922

Units sold		428,964	1,554,194
Units redeemed		(1,060,993)	(2,071,131)
Net increase (decrease)		(632,029)	(516,937)
Units outstanding, beginning		1,611,406	2,128,343
Units outstanding, ending		979,377	1,611,406

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,491,599
Cost of units redeemed/account charges			(7,707,915)
Net investment income (loss)			(143,113)
Net realized gain (loss)			(119,514)
Realized gain distributions			368,067
Net change in unrealized appreciation (depreciation)			719,577
Net assets			$2,608,701

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.66	979	$2,609	1.25%	30.3%	12/31/2024	$2.71	0	$0	1.00%	30.7%	12/31/2024	$2.76	0	$0	0.75%	31.0%
12/31/2023	2.04	1,611	3,293	1.25%	50.9%	12/31/2023	2.07	0	0	1.00%	51.3%	12/31/2023	2.11	0	0	0.75%	51.7%
12/31/2022	1.35	2,128	2,881	1.25%	-41.2%	12/31/2022	1.37	0	0	1.00%	-41.1%	12/31/2022	1.39	0	0	0.75%	-40.9%
12/31/2021	2.30	1,541	3,551	1.25%	4.7%	12/31/2021	2.33	0	0	1.00%	5.0%	12/31/2021	2.35	0	0	0.75%	5.3%
12/31/2020	2.20	0	1	1.25%	65.4%	12/31/2020	2.22	0	0	1.00%	65.8%	12/31/2020	2.23	0	0	0.75%	66.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.81	0	$0	0.50%	31.3%	12/31/2024	$2.86	0	$0	0.25%	31.7%	12/31/2024	$2.91	0	$0	0.00%	32.0%
12/31/2023	2.14	0	0	0.50%	52.1%	12/31/2023	2.17	0	0	0.25%	52.5%	12/31/2023	2.20	0	0	0.00%	52.8%
12/31/2022	1.41	0	0	0.50%	-40.8%	12/31/2022	1.42	0	0	0.25%	-40.6%	12/31/2022	1.44	0	0	0.00%	-40.5%
12/31/2021	2.37	0	0	0.50%	5.5%	12/31/2021	2.40	0	0	0.25%	5.8%	12/31/2021	2.42	0	0	0.00%	6.1%
12/31/2020	2.25	0	0	0.50%	66.7%	12/31/2020	2.27	0	0	0.25%	67.1%	12/31/2020	2.28	0	0	0.00%	67.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R6 Class - 06-GJN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,709,188	$1,616,236	70,833
Receivables: investments sold	8,529
Payables: investments purchased	-
Net assets	$1,717,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,717,717	923,939	$1.86
Band 100	-	-	1.92
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.03
Total	$1,717,717	923,939

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,868
Mortality & expense charges			(18,812)
Net investment income (loss)			(3,944)

Gain (loss) on investments:
Net realized gain (loss)			6,413
Realized gain distributions			33,848
Net change in unrealized appreciation (depreciation)			151,077
Net gain (loss)			191,338

Increase (decrease) in net assets from operations			$187,394

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,944)	$(3,780)
Net realized gain (loss)		6,413	(123,894)
Realized gain distributions		33,848	-
Net change in unrealized appreciation (depreciation)		151,077	216,861

Increase (decrease) in net assets from operations		187,394	89,187

Contract owner transactions:
Proceeds from units sold		496,170	1,004,814
Cost of units redeemed		(305,491)	(341,556)
Account charges		(2,096)	(1,484)
Increase (decrease)		188,583	661,774
Net increase (decrease)		375,977	750,961
Net assets, beginning		1,341,740	590,779
Net assets, ending		$1,717,717	$1,341,740

Units sold		283,180	637,774
Units redeemed		(172,963)	(220,452)
Net increase (decrease)		110,217	417,322
Units outstanding, beginning		813,722	396,400
Units outstanding, ending		923,939	813,722

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,417,060
Cost of units redeemed/account charges			(891,653)
Net investment income (loss)			(16,802)
Net realized gain (loss)			(107,045)
Realized gain distributions			223,205
Net change in unrealized appreciation (depreciation)			92,952
Net assets			$1,717,717

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	924	$1,718	1.25%	12.7%	12/31/2024	$1.92	0	$0	1.00%	13.0%	12/31/2024	$1.93	0	$0	0.75%	13.3%
12/31/2023	1.65	814	1,342	1.25%	10.6%	12/31/2023	1.70	0	0	1.00%	10.9%	12/31/2023	1.70	0	0	0.75%	11.2%
12/31/2022	1.49	396	591	1.25%	-19.6%	12/31/2022	1.53	0	0	1.00%	-19.4%	12/31/2022	1.53	0	0	0.75%	-19.2%
12/31/2021	1.85	337	625	1.25%	27.9%	12/31/2021	1.90	0	0	1.00%	28.2%	12/31/2021	1.89	0	0	0.75%	28.6%
12/31/2020	1.45	81	117	1.25%	26.1%	12/31/2020	1.48	0	0	1.00%	26.5%	12/31/2020	1.47	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	0	$0	0.50%	13.6%	12/31/2024	$2.00	0	$0	0.25%	13.9%	12/31/2024	$2.03	0	$0	0.00%	14.2%
12/31/2023	1.73	0	0	0.50%	11.5%	12/31/2023	1.75	0	0	0.25%	11.7%	12/31/2023	1.78	0	0	0.00%	12.0%
12/31/2022	1.55	0	0	0.50%	-19.0%	12/31/2022	1.57	0	0	0.25%	-18.8%	12/31/2022	1.59	0	0	0.00%	-18.6%
12/31/2021	1.91	0	0	0.50%	28.9%	12/31/2021	1.93	0	0	0.25%	29.2%	12/31/2021	1.95	0	0	0.00%	29.5%
12/31/2020	1.48	0	0	0.50%	27.1%	12/31/2020	1.49	0	0	0.25%	27.4%	12/31/2020	1.51	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.8%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,634	$9,438	513
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$12,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,634	8,967	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$12,634	8,967

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$226
Mortality & expense charges			(153)
Net investment income (loss)			73

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,087
Net gain (loss)			1,124

Increase (decrease) in net assets from operations			$1,197

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73	$32
Net realized gain (loss)		37	1,218
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,087	(469)

Increase (decrease) in net assets from operations		1,197	781

Contract owner transactions:
Proceeds from units sold		-	1,185
Cost of units redeemed		-	(10,113)
Account charges		-	-
Increase (decrease)		-	(8,928)
Net increase (decrease)		1,197	(8,147)
Net assets, beginning		11,437	19,584
Net assets, ending		$12,634	$11,437

Units sold		1	1,013
Units redeemed		-	(8,994)
Net increase (decrease)		1	(7,981)
Units outstanding, beginning		8,966	16,947
Units outstanding, ending		8,967	8,966

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$303,531
Cost of units redeemed/account charges			(272,858)
Net investment income (loss)			3,356
Net realized gain (loss)			(32,919)
Realized gain distributions			8,328
Net change in unrealized appreciation (depreciation)			3,196
Net assets			$12,634

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	9	$13	1.25%	10.5%	12/31/2024	$1.44	0	$0	1.00%	10.7%	12/31/2024	$1.46	0	$0	0.75%	11.0%
12/31/2023	1.28	9	11	1.25%	10.4%	12/31/2023	1.30	0	0	1.00%	10.7%	12/31/2023	1.32	0	0	0.75%	10.9%
12/31/2022	1.16	17	20	1.25%	-10.2%	12/31/2022	1.17	0	0	1.00%	-10.0%	12/31/2022	1.19	0	0	0.75%	-9.8%
12/31/2021	1.29	16	20	1.25%	33.2%	12/31/2021	1.30	0	0	1.00%	33.5%	12/31/2021	1.32	0	0	0.75%	33.9%
12/31/2020	0.97	15	14	1.25%	-7.3%	12/31/2020	0.98	0	0	1.00%	-7.1%	12/31/2020	0.98	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	11.3%	12/31/2024	$1.52	0	$0	0.25%	11.6%	12/31/2024	$1.55	0	$0	0.00%	11.9%
12/31/2023	1.34	0	0	0.50%	11.2%	12/31/2023	1.36	0	0	0.25%	11.5%	12/31/2023	1.38	0	0	0.00%	11.8%
12/31/2022	1.20	0	0	0.50%	-9.6%	12/31/2022	1.22	0	0	0.25%	-9.3%	12/31/2022	1.24	0	0	0.00%	-9.1%
12/31/2021	1.33	0	0	0.50%	34.2%	12/31/2021	1.35	0	0	0.25%	34.5%	12/31/2021	1.36	0	0	0.00%	34.9%
12/31/2020	0.99	0	0	0.50%	-6.6%	12/31/2020	1.00	0	0	0.25%	-6.4%	12/31/2020	1.01	0	0	0.00%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.6%
2022	2.0%
2021	1.6%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,042	$252,063	15,120
Receivables: investments sold	-
Payables: investments purchased	(48)
Net assets	$255,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,994	184,209	$1.39
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$255,994	184,209

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,035
Mortality & expense charges			(2,754)
Net investment income (loss)			1,281

Gain (loss) on investments:
Net realized gain (loss)			3,655
Realized gain distributions			27,507
Net change in unrealized appreciation (depreciation)			(22,620)
Net gain (loss)			8,542

Increase (decrease) in net assets from operations			$9,823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,281	$3,039
Net realized gain (loss)		3,655	3,389
Realized gain distributions		27,507	1,540
Net change in unrealized appreciation (depreciation)		(22,620)	27,247

Increase (decrease) in net assets from operations		9,823	35,215

Contract owner transactions:
Proceeds from units sold		94,466	159,557
Cost of units redeemed		(27,009)	(94,484)
Account charges		(494)	(237)
Increase (decrease)		66,963	64,836
Net increase (decrease)		76,786	100,051
Net assets, beginning		179,208	79,157
Net assets, ending		$255,994	$179,208

Units sold		70,501	143,156
Units redeemed		(20,177)	(77,648)
Net increase (decrease)		50,324	65,508
Units outstanding, beginning		133,885	68,377
Units outstanding, ending		184,209	133,885

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$373,052
Cost of units redeemed/account charges			(175,167)
Net investment income (loss)			5,571
Net realized gain (loss)			9,347
Realized gain distributions			39,212
Net change in unrealized appreciation (depreciation)			3,979
Net assets			$255,994

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	184	$256	1.25%	3.8%	12/31/2024	$1.43	0	$0	1.00%	4.1%	12/31/2024	$1.44	0	$0	0.75%	4.3%
12/31/2023	1.34	134	179	1.25%	15.6%	12/31/2023	1.38	0	0	1.00%	15.9%	12/31/2023	1.38	0	0	0.75%	16.2%
12/31/2022	1.16	68	79	1.25%	-12.2%	12/31/2022	1.19	0	0	1.00%	-12.0%	12/31/2022	1.19	0	0	0.75%	-11.8%
12/31/2021	1.32	37	49	1.25%	40.0%	12/31/2021	1.35	0	0	1.00%	40.4%	12/31/2021	1.35	0	0	0.75%	40.7%
12/31/2020	0.94	37	34	1.25%	-4.2%	12/31/2020	0.96	0	0	1.00%	-3.9%	12/31/2020	0.96	0	0	0.75%	-3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	4.6%	12/31/2024	$1.49	0	$0	0.25%	4.9%	12/31/2024	$1.52	0	$0	0.00%	5.1%
12/31/2023	1.40	0	0	0.50%	16.5%	12/31/2023	1.42	0	0	0.25%	16.8%	12/31/2023	1.44	0	0	0.00%	17.1%
12/31/2022	1.20	0	0	0.50%	-11.6%	12/31/2022	1.22	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.36	0	0	0.50%	41.1%	12/31/2021	1.37	0	0	0.25%	41.4%	12/31/2021	1.39	0	0	0.00%	41.8%
12/31/2020	0.96	0	0	0.50%	-3.4%	12/31/2020	0.97	0	0	0.25%	-3.2%	12/31/2020	0.98	0	0	0.00%	-3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	3.7%
2022	2.4%
2021	1.8%
2020	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,086	$534,633	27,043
Receivables: investments sold	465
Payables: investments purchased	-
Net assets	$579,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,551	328,200	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$579,551	328,200

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,230)
Net investment income (loss)			(6,230)

Gain (loss) on investments:
Net realized gain (loss)			20,794
Realized gain distributions			27,862
Net change in unrealized appreciation (depreciation)			3,755
Net gain (loss)			52,411

Increase (decrease) in net assets from operations			$46,181

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,230)	$(2,209)
Net realized gain (loss)		20,794	89
Realized gain distributions		27,862	13,780
Net change in unrealized appreciation (depreciation)		3,755	40,698

Increase (decrease) in net assets from operations		46,181	52,358

Contract owner transactions:
Proceeds from units sold		236,710	423,086
Cost of units redeemed		(166,594)	(12,120)
Account charges		(69)	(1)
Increase (decrease)		70,047	410,965
Net increase (decrease)		116,228	463,323
Net assets, beginning		463,323	-
Net assets, ending		$579,551	$463,323

Units sold		144,304	297,932
Units redeemed		(105,372)	(8,664)
Net increase (decrease)		38,932	289,268
Units outstanding, beginning		289,268	-
Units outstanding, ending		328,200	289,268

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$659,796
Cost of units redeemed/account charges			(178,784)
Net investment income (loss)			(8,439)
Net realized gain (loss)			20,883
Realized gain distributions			41,642
Net change in unrealized appreciation (depreciation)			44,453
Net assets			$579,551

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	328	$580	1.25%	10.2%	12/31/2024	$1.79	0	$0	1.00%	10.5%	12/31/2024	$1.82	0	$0	0.75%	10.8%
12/31/2023	1.60	289	463	1.25%	18.6%	12/31/2023	1.62	0	0	1.00%	18.9%	12/31/2023	1.65	0	0	0.75%	19.2%
12/31/2022	1.35	0	0	1.25%	-25.0%	12/31/2022	1.37	0	0	1.00%	-24.8%	12/31/2022	1.38	0	0	0.75%	-24.6%
12/31/2021	1.80	0	0	1.25%	9.9%	12/31/2021	1.82	0	0	1.00%	10.2%	12/31/2021	1.83	0	0	0.75%	10.4%
12/31/2020	1.64	0	0	1.25%	40.4%	12/31/2020	1.65	0	0	1.00%	40.8%	12/31/2020	1.66	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	0.50%	11.1%	12/31/2024	$1.88	0	$0	0.25%	11.4%	12/31/2024	$1.92	0	$0	0.00%	11.6%
12/31/2023	1.67	0	0	0.50%	19.5%	12/31/2023	1.69	0	0	0.25%	19.8%	12/31/2023	1.72	0	0	0.00%	20.1%
12/31/2022	1.40	0	0	0.50%	-24.4%	12/31/2022	1.41	0	0	0.25%	-24.3%	12/31/2022	1.43	0	0	0.00%	-24.1%
12/31/2021	1.85	0	0	0.50%	10.7%	12/31/2021	1.86	0	0	0.25%	11.0%	12/31/2021	1.88	0	0	0.00%	11.3%
12/31/2020	1.67	0	0	0.50%	41.5%	12/31/2020	1.68	0	0	0.25%	41.8%	12/31/2020	1.69	0	0	0.00%	42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,782,069	$1,690,865	80,421
Receivables: investments sold	-
Payables: investments purchased	(3,138)
Net assets	$1,778,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,778,931	991,175	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.95
Total	$1,778,931	991,175

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,584)
Net investment income (loss)			(19,584)

Gain (loss) on investments:
Net realized gain (loss)			17,257
Realized gain distributions			79,986
Net change in unrealized appreciation (depreciation)			89,920
Net gain (loss)			187,163

Increase (decrease) in net assets from operations			$167,579

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,584)	$(112)
Net realized gain (loss)		17,257	178
Realized gain distributions		79,986	447
Net change in unrealized appreciation (depreciation)		89,920	1,284

Increase (decrease) in net assets from operations		167,579	1,797

Contract owner transactions:
Proceeds from units sold		1,827,708	15,831
Cost of units redeemed		(231,427)	(2,541)
Account charges		(11)	(5)
Increase (decrease)		1,596,270	13,285
Net increase (decrease)		1,763,849	15,082
Net assets, beginning		15,082	-
Net assets, ending		$1,778,931	$15,082

Units sold		1,115,121	10,901
Units redeemed		(133,232)	(1,615)
Net increase (decrease)		981,889	9,286
Units outstanding, beginning		9,286	-
Units outstanding, ending		991,175	9,286

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,843,539
Cost of units redeemed/account charges			(233,984)
Net investment income (loss)			(19,696)
Net realized gain (loss)			17,435
Realized gain distributions			80,433
Net change in unrealized appreciation (depreciation)			91,204
Net assets			$1,778,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	991	$1,779	1.25%	10.5%	12/31/2024	$1.82	0	$0	1.00%	10.8%	12/31/2024	$1.85	0	$0	0.75%	11.1%
12/31/2023	1.62	9	15	1.25%	18.9%	12/31/2023	1.65	0	0	1.00%	19.2%	12/31/2023	1.67	0	0	0.75%	19.5%
12/31/2022	1.37	0	0	1.25%	-24.8%	12/31/2022	1.38	0	0	1.00%	-24.6%	12/31/2022	1.40	0	0	0.75%	-24.5%
12/31/2021	1.82	0	0	1.25%	10.2%	12/31/2021	1.83	0	0	1.00%	10.4%	12/31/2021	1.85	0	0	0.75%	10.7%
12/31/2020	1.65	0	0	1.25%	40.7%	12/31/2020	1.66	0	0	1.00%	41.1%	12/31/2020	1.67	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	11.3%	12/31/2024	$1.92	0	$0	0.25%	11.6%	12/31/2024	$1.95	0	$0	0.00%	11.9%
12/31/2023	1.69	0	0	0.50%	19.8%	12/31/2023	1.72	0	0	0.25%	20.1%	12/31/2023	1.74	0	0	0.00%	20.4%
12/31/2022	1.41	0	0	0.50%	-24.3%	12/31/2022	1.43	0	0	0.25%	-24.1%	12/31/2022	1.45	0	0	0.00%	-23.9%
12/31/2021	1.87	0	0	0.50%	11.0%	12/31/2021	1.88	0	0	0.25%	11.3%	12/31/2021	1.90	0	0	0.00%	11.6%
12/31/2020	1.68	0	0	0.50%	41.8%	12/31/2020	1.69	0	0	0.25%	42.2%	12/31/2020	1.70	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R2 Class - 06-3FH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,093	$84,986	18,167
Receivables: investments sold	568
Payables: investments purchased	-
Net assets	$86,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,661	70,688	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$86,661	70,688

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,040
Mortality & expense charges			(3,018)
Net investment income (loss)			13,022

Gain (loss) on investments:
Net realized gain (loss)			3,567
Realized gain distributions			864
Net change in unrealized appreciation (depreciation)			3,454
Net gain (loss)			7,885

Increase (decrease) in net assets from operations			$20,907

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,022	$3,434
Net realized gain (loss)		3,567	(4,605)
Realized gain distributions		864	315
Net change in unrealized appreciation (depreciation)		3,454	6,878

Increase (decrease) in net assets from operations		20,907	6,022

Contract owner transactions:
Proceeds from units sold		270,822	25,950
Cost of units redeemed		(271,912)	(34,329)
Account charges		(191)	(339)
Increase (decrease)		(1,281)	(8,718)
Net increase (decrease)		19,626	(2,696)
Net assets, beginning		67,035	69,731
Net assets, ending		$86,661	$67,035

Units sold		234,763	23,816
Units redeemed		(222,343)	(32,300)
Net increase (decrease)		12,420	(8,484)
Units outstanding, beginning		58,268	66,752
Units outstanding, ending		70,688	58,268

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$401,823
Cost of units redeemed/account charges			(338,071)
Net investment income (loss)			21,648
Net realized gain (loss)			(1,702)
Realized gain distributions			1,856
Net change in unrealized appreciation (depreciation)			1,107
Net assets			$86,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	71	$87	1.25%	6.6%	12/31/2024	$1.25	0	$0	1.00%	6.8%	12/31/2024	$1.27	0	$0	0.75%	7.1%
12/31/2023	1.15	58	67	1.25%	10.1%	12/31/2023	1.17	0	0	1.00%	10.4%	12/31/2023	1.18	0	0	0.75%	10.7%
12/31/2022	1.04	67	70	1.25%	-12.9%	12/31/2022	1.06	0	0	1.00%	-12.7%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	36	43	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.1%
12/31/2020	1.15	10	11	1.25%	3.7%	12/31/2020	1.15	0	0	1.00%	4.0%	12/31/2020	1.16	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	7.4%	12/31/2024	$1.31	0	$0	0.25%	7.6%	12/31/2024	$1.33	0	$0	0.00%	7.9%
12/31/2023	1.20	0	0	0.50%	11.0%	12/31/2023	1.22	0	0	0.25%	11.2%	12/31/2023	1.23	0	0	0.00%	11.5%
12/31/2022	1.08	0	0	0.50%	-12.3%	12/31/2022	1.09	0	0	0.25%	-12.1%	12/31/2022	1.11	0	0	0.00%	-11.9%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.25	0	0	0.00%	5.9%
12/31/2020	1.17	0	0	0.50%	4.5%	12/31/2020	1.18	0	0	0.25%	4.7%	12/31/2020	1.18	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	20.9%
2023	6.3%
2022	6.1%
2021	8.5%
2020	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R4 Class - 06-3FJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$174,743	$175,628	35,645
Receivables: investments sold	-
Payables: investments purchased	(4,716)
Net assets	$170,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,027	136,386	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$170,027	136,386

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,525
Mortality & expense charges			(1,902)
Net investment income (loss)			8,623

Gain (loss) on investments:
Net realized gain (loss)			(53)
Realized gain distributions			457
Net change in unrealized appreciation (depreciation)			966
Net gain (loss)			1,370

Increase (decrease) in net assets from operations			$9,993

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,623	$4,785
Net realized gain (loss)		(53)	(216)
Realized gain distributions		457	606
Net change in unrealized appreciation (depreciation)		966	5,080

Increase (decrease) in net assets from operations		9,993	10,255

Contract owner transactions:
Proceeds from units sold		58,702	51,928
Cost of units redeemed		(27,526)	(1,864)
Account charges		(157)	(205)
Increase (decrease)		31,019	49,859
Net increase (decrease)		41,012	60,114
Net assets, beginning		129,015	68,901
Net assets, ending		$170,027	$129,015

Units sold		49,023	47,317
Units redeemed		(23,195)	(1,949)
Net increase (decrease)		25,828	45,368
Units outstanding, beginning		110,558	65,190
Units outstanding, ending		136,386	110,558

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$519,204
Cost of units redeemed/account charges			(350,244)
Net investment income (loss)			27,667
Net realized gain (loss)			(29,273)
Realized gain distributions			3,558
Net change in unrealized appreciation (depreciation)			(885)
Net assets			$170,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	136	$170	1.25%	6.8%	12/31/2024	$1.27	0	$0	1.00%	7.1%	12/31/2024	$1.29	0	$0	0.75%	7.4%
12/31/2023	1.17	111	129	1.25%	10.4%	12/31/2023	1.18	0	0	1.00%	10.7%	12/31/2023	1.20	0	0	0.75%	11.0%
12/31/2022	1.06	65	69	1.25%	-12.7%	12/31/2022	1.07	0	0	1.00%	-12.5%	12/31/2022	1.08	0	0	0.75%	-12.3%
12/31/2021	1.21	145	175	1.25%	4.9%	12/31/2021	1.22	0	0	1.00%	5.1%	12/31/2021	1.23	0	0	0.75%	5.4%
12/31/2020	1.15	79	91	1.25%	4.1%	12/31/2020	1.16	0	0	1.00%	4.4%	12/31/2020	1.17	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	7.6%	12/31/2024	$1.33	0	$0	0.25%	7.9%	12/31/2024	$1.35	0	$0	0.00%	8.2%
12/31/2023	1.22	0	0	0.50%	11.2%	12/31/2023	1.23	0	0	0.25%	11.5%	12/31/2023	1.25	0	0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-12.1%	12/31/2022	1.11	0	0	0.25%	-11.9%	12/31/2022	1.12	0	0	0.00%	-11.6%
12/31/2021	1.24	0	0	0.50%	5.7%	12/31/2021	1.25	0	0	0.25%	5.9%	12/31/2021	1.27	0	0	0.00%	6.2%
12/31/2020	1.18	0	0	0.50%	4.9%	12/31/2020	1.18	0	0	0.25%	5.2%	12/31/2020	1.19	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.0%
2023	6.0%
2022	7.3%
2021	6.1%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R2 Class - 06-3FK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,393	$300,074	21,802
Receivables: investments sold	531
Payables: investments purchased	-
Net assets	$257,924

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,924	253,225	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$257,924	253,225

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,092
Mortality & expense charges			(3,225)
Net investment income (loss)			7,867

Gain (loss) on investments:
Net realized gain (loss)			(3,152)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,783)
Net gain (loss)			(4,935)

Increase (decrease) in net assets from operations			$2,932

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,867	$8,799
Net realized gain (loss)		(3,152)	(16,133)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,783)	21,982

Increase (decrease) in net assets from operations		2,932	14,648

Contract owner transactions:
Proceeds from units sold		13,426	20,112
Cost of units redeemed		(9,041)	(64,507)
Account charges		(35)	(55)
Increase (decrease)		4,350	(44,450)
Net increase (decrease)		7,282	(29,802)
Net assets, beginning		250,642	280,444
Net assets, ending		$257,924	$250,642

Units sold		24,915	20,799
Units redeemed		(20,609)	(66,899)
Net increase (decrease)		4,306	(46,100)
Units outstanding, beginning		248,919	295,019
Units outstanding, ending		253,225	248,919

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$716,714
Cost of units redeemed/account charges			(444,543)
Net investment income (loss)			31,787
Net realized gain (loss)			(15,351)
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(42,681)
Net assets			$257,924

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	253	$258	1.25%	1.2%	12/31/2024	$1.04	0	$0	1.00%	1.4%	12/31/2024	$1.05	0	$0	0.75%	1.7%
12/31/2023	1.01	249	251	1.25%	5.9%	12/31/2023	1.02	0	0	1.00%	6.2%	12/31/2023	1.04	0	0	0.75%	6.5%
12/31/2022	0.95	295	280	1.25%	-16.4%	12/31/2022	0.96	0	0	1.00%	-16.1%	12/31/2022	0.97	0	0	0.75%	-15.9%
12/31/2021	1.14	297	337	1.25%	-2.9%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.16	0	0	0.75%	-2.4%
12/31/2020	1.17	190	222	1.25%	6.3%	12/31/2020	1.18	0	0	1.00%	6.6%	12/31/2020	1.18	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	1.9%	12/31/2024	$1.09	0	$0	0.25%	2.2%	12/31/2024	$1.11	0	$0	0.00%	2.4%
12/31/2023	1.05	0	0	0.50%	6.7%	12/31/2023	1.06	0	0	0.25%	7.0%	12/31/2023	1.08	0	0	0.00%	7.3%
12/31/2022	0.98	0	0	0.50%	-15.7%	12/31/2022	0.99	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.17	0	0	0.50%	-2.1%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	0	0	0.00%	-1.6%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.21	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	4.7%
2022	3.0%
2021	2.5%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R4 Class - 06-3FM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,233	$54,115	4,478
Receivables: investments sold	797
Payables: investments purchased	-
Net assets	$53,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,030	51,177	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$53,030	51,177

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,198
Mortality & expense charges			(7,384)
Net investment income (loss)			19,814

Gain (loss) on investments:
Net realized gain (loss)			(102,077)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			91,329
Net gain (loss)			(10,748)

Increase (decrease) in net assets from operations			$9,066

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,814	$17,606
Net realized gain (loss)		(102,077)	(8,880)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		91,329	24,405

Increase (decrease) in net assets from operations		9,066	33,131

Contract owner transactions:
Proceeds from units sold		226,845	63,217
Cost of units redeemed		(752,670)	(38,327)
Account charges		(313)	(161)
Increase (decrease)		(526,138)	24,729
Net increase (decrease)		(517,072)	57,860
Net assets, beginning		570,102	512,242
Net assets, ending		$53,030	$570,102

Units sold		214,499	64,878
Units redeemed		(721,726)	(39,258)
Net increase (decrease)		(507,227)	25,620
Units outstanding, beginning		558,404	532,784
Units outstanding, ending		51,177	558,404

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,881,696
Cost of units redeemed/account charges			(3,654,299)
Net investment income (loss)			116,262
Net realized gain (loss)			(339,225)
Realized gain distributions			50,478
Net change in unrealized appreciation (depreciation)			(1,882)
Net assets			$53,030

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	51	$53	1.25%	1.5%	12/31/2024	$1.05	0	$0	1.00%	1.8%	12/31/2024	$1.07	0	$0	0.75%	2.0%
12/31/2023	1.02	558	570	1.25%	6.2%	12/31/2023	1.04	0	0	1.00%	6.5%	12/31/2023	1.05	0	0	0.75%	6.7%
12/31/2022	0.96	533	512	1.25%	-16.1%	12/31/2022	0.97	0	0	1.00%	-15.9%	12/31/2022	0.98	0	0	0.75%	-15.7%
12/31/2021	1.15	1,610	1,845	1.25%	-2.6%	12/31/2021	1.16	0	0	1.00%	-2.4%	12/31/2021	1.17	0	0	0.75%	-2.1%
12/31/2020	1.18	2,034	2,395	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.19	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	2.3%	12/31/2024	$1.11	0	$0	0.25%	2.5%	12/31/2024	$1.12	0	$0	0.00%	2.8%
12/31/2023	1.06	0	0	0.50%	7.0%	12/31/2023	1.08	0	0	0.25%	7.3%	12/31/2023	1.09	0	0	0.00%	7.5%
12/31/2022	0.99	0	0	0.50%	-15.5%	12/31/2022	1.01	0	0	0.25%	-15.3%	12/31/2022	1.02	0	0	0.00%	-15.1%
12/31/2021	1.18	0	0	0.50%	-1.9%	12/31/2021	1.19	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.4%
12/31/2020	1.20	0	0	0.50%	7.3%	12/31/2020	1.21	0	0	0.25%	7.6%	12/31/2020	1.22	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.7%
2023	4.5%
2022	2.4%
2021	2.5%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R2 Class - 06-3FN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,935	$23,469	1,199
Receivables: investments sold	244
Payables: investments purchased	-
Net assets	$23,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,179	20,884	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$23,179	20,884

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$566
Mortality & expense charges			(340)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			(742)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,344
Net gain (loss)			602

Increase (decrease) in net assets from operations			$828

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$236
Net realized gain (loss)		(742)	(494)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,344	2,824

Increase (decrease) in net assets from operations		828	2,566

Contract owner transactions:
Proceeds from units sold		9,667	8,889
Cost of units redeemed		(16,404)	(3,761)
Account charges		(11)	(23)
Increase (decrease)		(6,748)	5,105
Net increase (decrease)		(5,920)	7,671
Net assets, beginning		29,099	21,428
Net assets, ending		$23,179	$29,099

Units sold		20,466	8,890
Units redeemed		(26,312)	(3,718)
Net increase (decrease)		(5,846)	5,172
Units outstanding, beginning		26,730	21,558
Units outstanding, ending		20,884	26,730

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$53,455
Cost of units redeemed/account charges			(34,190)
Net investment income (loss)			899
Net realized gain (loss)			767
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			(534)
Net assets			$23,179

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	21	$23	1.25%	2.0%	12/31/2024	$1.13	0	$0	1.00%	2.2%	12/31/2024	$1.15	0	$0	0.75%	2.5%
12/31/2023	1.09	27	29	1.25%	9.5%	12/31/2023	1.10	0	0	1.00%	9.8%	12/31/2023	1.12	0	0	0.75%	10.1%
12/31/2022	0.99	22	21	1.25%	-27.9%	12/31/2022	1.01	0	0	1.00%	-27.7%	12/31/2022	1.02	0	0	0.75%	-27.5%
12/31/2021	1.38	15	21	1.25%	25.9%	12/31/2021	1.39	0	0	1.00%	26.2%	12/31/2021	1.40	0	0	0.75%	26.5%
12/31/2020	1.09	17	19	1.25%	-5.9%	12/31/2020	1.10	0	0	1.00%	-5.7%	12/31/2020	1.11	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	2.7%	12/31/2024	$1.18	0	$0	0.25%	3.0%	12/31/2024	$1.20	0	$0	0.00%	3.2%
12/31/2023	1.13	0	0	0.50%	10.3%	12/31/2023	1.15	0	0	0.25%	10.6%	12/31/2023	1.17	0	0	0.00%	10.9%
12/31/2022	1.03	0	0	0.50%	-27.3%	12/31/2022	1.04	0	0	0.25%	-27.1%	12/31/2022	1.05	0	0	0.00%	-27.0%
12/31/2021	1.41	0	0	0.50%	26.8%	12/31/2021	1.43	0	0	0.25%	27.1%	12/31/2021	1.44	0	0	0.00%	27.4%
12/31/2020	1.12	0	0	0.50%	-5.2%	12/31/2020	1.12	0	0	0.25%	-5.0%	12/31/2020	1.13	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.2%
2022	1.6%
2021	2.7%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R4 Class - 06-3FP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$433,986	$462,663	22,471
Receivables: investments sold	384
Payables: investments purchased	-
Net assets	$434,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$434,370	384,993	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$434,370	384,993

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,892
Mortality & expense charges			(5,279)
Net investment income (loss)			5,613

Gain (loss) on investments:
Net realized gain (loss)			(317)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,696
Net gain (loss)			4,379

Increase (decrease) in net assets from operations			$9,992

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,613	$3,969
Net realized gain (loss)		(317)	(36,577)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,696	54,217

Increase (decrease) in net assets from operations		9,992	21,609

Contract owner transactions:
Proceeds from units sold		52,215	141,103
Cost of units redeemed		(13,224)	(95,396)
Account charges		-	(5)
Increase (decrease)		38,991	45,702
Net increase (decrease)		48,983	67,311
Net assets, beginning		385,387	318,076
Net assets, ending		$434,370	$385,387

Units sold		46,664	134,464
Units redeemed		(10,970)	(101,514)
Net increase (decrease)		35,694	32,950
Units outstanding, beginning		349,299	316,349
Units outstanding, ending		384,993	349,299

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$874,971
Cost of units redeemed/account charges			(499,730)
Net investment income (loss)			38,806
Net realized gain (loss)			(33,442)
Realized gain distributions			82,442
Net change in unrealized appreciation (depreciation)			(28,677)
Net assets			$434,370

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	385	$434	1.25%	2.3%	12/31/2024	$1.15	0	$0	1.00%	2.5%	12/31/2024	$1.17	0	$0	0.75%	2.8%
12/31/2023	1.10	349	385	1.25%	9.7%	12/31/2023	1.12	0	0	1.00%	10.0%	12/31/2023	1.13	0	0	0.75%	10.3%
12/31/2022	1.01	316	318	1.25%	-27.7%	12/31/2022	1.02	0	0	1.00%	-27.5%	12/31/2022	1.03	0	0	0.75%	-27.3%
12/31/2021	1.39	242	337	1.25%	26.2%	12/31/2021	1.40	0	0	1.00%	26.5%	12/31/2021	1.42	0	0	0.75%	26.8%
12/31/2020	1.10	343	378	1.25%	-5.7%	12/31/2020	1.11	0	0	1.00%	-5.5%	12/31/2020	1.12	0	0	0.75%	-5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	3.0%	12/31/2024	$1.20	0	$0	0.25%	3.3%	12/31/2024	$1.22	0	$0	0.00%	3.6%
12/31/2023	1.15	0	0	0.50%	10.6%	12/31/2023	1.17	0	0	0.25%	10.8%	12/31/2023	1.18	0	0	0.00%	11.1%
12/31/2022	1.04	0	0	0.50%	-27.1%	12/31/2022	1.05	0	0	0.25%	-27.0%	12/31/2022	1.06	0	0	0.00%	-26.8%
12/31/2021	1.43	0	0	0.50%	27.2%	12/31/2021	1.44	0	0	0.25%	27.5%	12/31/2021	1.45	0	0	0.00%	27.8%
12/31/2020	1.12	0	0	0.50%	-5.0%	12/31/2020	1.13	0	0	0.25%	-4.8%	12/31/2020	1.14	0	0	0.00%	-4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.4%
2022	1.8%
2021	2.5%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R2 Class - 06-3FR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,865	$71,101	3,232
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$75,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,896	48,204	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.71
Total	$75,896	48,204

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$260
Mortality & expense charges			(892)
Net investment income (loss)			(632)

Gain (loss) on investments:
Net realized gain (loss)			2,389
Realized gain distributions			1,569
Net change in unrealized appreciation (depreciation)			4,714
Net gain (loss)			8,672

Increase (decrease) in net assets from operations			$8,040

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(632)	$(22)
Net realized gain (loss)		2,389	(29)
Realized gain distributions		1,569	-
Net change in unrealized appreciation (depreciation)		4,714	279

Increase (decrease) in net assets from operations		8,040	228

Contract owner transactions:
Proceeds from units sold		112,598	565
Cost of units redeemed		(46,015)	(1,831)
Account charges		(4)	-
Increase (decrease)		66,579	(1,266)
Net increase (decrease)		74,619	(1,038)
Net assets, beginning		1,277	2,315
Net assets, ending		$75,896	$1,277

Units sold		77,217	425
Units redeemed		(29,923)	(1,330)
Net increase (decrease)		47,294	(905)
Units outstanding, beginning		910	1,815
Units outstanding, ending		48,204	910

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$115,637
Cost of units redeemed/account charges			(47,850)
Net investment income (loss)			(664)
Net realized gain (loss)			2,360
Realized gain distributions			1,649
Net change in unrealized appreciation (depreciation)			4,764
Net assets			$75,896

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	48	$76	1.25%	12.2%	12/31/2024	$1.60	0	$0	1.00%	12.5%	12/31/2024	$1.63	0	$0	0.75%	12.7%
12/31/2023	1.40	1	1	1.25%	10.1%	12/31/2023	1.42	0	0	1.00%	10.4%	12/31/2023	1.44	0	0	0.75%	10.6%
12/31/2022	1.28	2	2	1.25%	-19.9%	12/31/2022	1.29	0	0	1.00%	-19.7%	12/31/2022	1.30	0	0	0.75%	-19.5%
12/31/2021	1.59	0	0	1.25%	27.3%	12/31/2021	1.61	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.25	0	0	1.25%	25.6%	12/31/2020	1.26	0	0	1.00%	25.9%	12/31/2020	1.27	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	13.0%	12/31/2024	$1.68	0	$0	0.25%	13.3%	12/31/2024	$1.71	0	$0	0.00%	13.6%
12/31/2023	1.46	0	0	0.50%	10.9%	12/31/2023	1.48	0	0	0.25%	11.2%	12/31/2023	1.50	0	0	0.00%	11.5%
12/31/2022	1.32	0	0	0.50%	-19.3%	12/31/2022	1.33	0	0	0.25%	-19.1%	12/31/2022	1.35	0	0	0.00%	-18.9%
12/31/2021	1.64	0	0	0.50%	28.3%	12/31/2021	1.65	0	0	0.25%	28.6%	12/31/2021	1.66	0	0	0.00%	28.9%
12/31/2020	1.28	0	0	0.50%	26.5%	12/31/2020	1.28	0	0	0.25%	26.8%	12/31/2020	1.29	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	1.25%	9.8%	12/31/2024	$1.27	0	$0	1.00%	10.1%	12/31/2024	$1.29	0	$0	0.75%	10.4%
12/31/2023	1.14	0	0	1.25%	9.9%	12/31/2023	1.16	0	0	1.00%	10.2%	12/31/2023	1.17	0	0	0.75%	10.5%
12/31/2022	1.04	0	0	1.25%	-10.7%	12/31/2022	1.05	0	0	1.00%	-10.5%	12/31/2022	1.06	0	0	0.75%	-10.3%
12/31/2021	1.16	0	0	1.25%	32.5%	12/31/2021	1.17	0	0	1.00%	32.8%	12/31/2021	1.18	0	0	0.75%	33.2%
12/31/2020	0.88	0	0	1.25%	-7.8%	12/31/2020	0.88	0	0	1.00%	-7.5%	12/31/2020	0.89	0	0	0.75%	-7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	0.50%	10.7%	12/31/2024	$1.34	0	$0	0.25%	10.9%	12/31/2024	$1.36	0	$0	0.00%	11.2%
12/31/2023	1.19	0	0	0.50%	10.7%	12/31/2023	1.21	0	0	0.25%	11.0%	12/31/2023	1.22	0	0	0.00%	11.3%
12/31/2022	1.07	0	0	0.50%	-10.0%	12/31/2022	1.09	0	0	0.25%	-9.8%	12/31/2022	1.10	0	0	0.00%	-9.6%
12/31/2021	1.19	0	0	0.50%	33.5%	12/31/2021	1.20	0	0	0.25%	33.8%	12/31/2021	1.22	0	0	0.00%	34.2%
12/31/2020	0.89	0	0	0.50%	-7.1%	12/31/2020	0.90	0	0	0.25%	-6.9%	12/31/2020	0.91	0	0	0.00%	-6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	10.2%	12/31/2024	$1.29	0	$0	1.00%	10.4%	12/31/2024	$1.32	0	$0	0.75%	10.7%
12/31/2023	1.16	0	0	1.25%	10.1%	12/31/2023	1.17	0	0	1.00%	10.4%	12/31/2023	1.19	0	0	0.75%	10.7%
12/31/2022	1.05	0	0	1.25%	-10.5%	12/31/2022	1.06	0	0	1.00%	-10.2%	12/31/2022	1.07	0	0	0.75%	-10.0%
12/31/2021	1.17	0	0	1.25%	32.9%	12/31/2021	1.18	0	0	1.00%	33.2%	12/31/2021	1.19	0	0	0.75%	33.5%
12/31/2020	0.88	0	0	1.25%	-7.6%	12/31/2020	0.89	0	0	1.00%	-7.3%	12/31/2020	0.89	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	11.0%	12/31/2024	$1.36	0	$0	0.25%	11.3%	12/31/2024	$1.38	0	$0	0.00%	11.5%
12/31/2023	1.21	0	0	0.50%	10.9%	12/31/2023	1.22	0	0	0.25%	11.2%	12/31/2023	1.24	0	0	0.00%	11.5%
12/31/2022	1.09	0	0	0.50%	-9.8%	12/31/2022	1.10	0	0	0.25%	-9.6%	12/31/2022	1.11	0	0	0.00%	-9.3%
12/31/2021	1.20	0	0	0.50%	33.9%	12/31/2021	1.21	0	0	0.25%	34.2%	12/31/2021	1.23	0	0	0.00%	34.5%
12/31/2020	0.90	0	0	0.50%	-6.9%	12/31/2020	0.91	0	0	0.25%	-6.6%	12/31/2020	0.91	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R4 Class - 06-3FW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,389	$59,378	2,750
Receivables: investments sold	296
Payables: investments purchased	-
Net assets	$65,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$65,685	40,983	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$65,685	40,983

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$393
Mortality & expense charges			(554)
Net investment income (loss)			(161)

Gain (loss) on investments:
Net realized gain (loss)			359
Realized gain distributions			1,308
Net change in unrealized appreciation (depreciation)			3,254
Net gain (loss)			4,921

Increase (decrease) in net assets from operations			$4,760

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(161)	$(98)
Net realized gain (loss)		359	51
Realized gain distributions		1,308	-
Net change in unrealized appreciation (depreciation)		3,254	2,909

Increase (decrease) in net assets from operations		4,760	2,862

Contract owner transactions:
Proceeds from units sold		35,099	15,695
Cost of units redeemed		(2,344)	(1,141)
Account charges		(257)	(199)
Increase (decrease)		32,498	14,355
Net increase (decrease)		37,258	17,217
Net assets, beginning		28,427	11,210
Net assets, ending		$65,685	$28,427

Units sold		23,241	12,233
Units redeemed		(2,207)	(966)
Net increase (decrease)		21,034	11,267
Units outstanding, beginning		19,949	8,682
Units outstanding, ending		40,983	19,949

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$61,827
Cost of units redeemed/account charges			(3,955)
Net investment income (loss)			(271)
Net realized gain (loss)			410
Realized gain distributions			1,663
Net change in unrealized appreciation (depreciation)			6,011
Net assets			$65,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	41	$66	1.25%	12.5%	12/31/2024	$1.63	0	$0	1.00%	12.8%	12/31/2024	$1.66	0	$0	0.75%	13.0%
12/31/2023	1.42	20	28	1.25%	10.4%	12/31/2023	1.44	0	0	1.00%	10.6%	12/31/2023	1.46	0	0	0.75%	10.9%
12/31/2022	1.29	9	11	1.25%	-19.8%	12/31/2022	1.31	0	0	1.00%	-19.6%	12/31/2022	1.32	0	0	0.75%	-19.4%
12/31/2021	1.61	0	0	1.25%	27.6%	12/31/2021	1.62	0	0	1.00%	27.9%	12/31/2021	1.64	0	0	0.75%	28.3%
12/31/2020	1.26	0	0	1.25%	25.8%	12/31/2020	1.27	0	0	1.00%	26.1%	12/31/2020	1.28	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	13.3%	12/31/2024	$1.71	0	$0	0.25%	13.6%	12/31/2024	$1.74	0	$0	0.00%	13.9%
12/31/2023	1.49	0	0	0.50%	11.2%	12/31/2023	1.51	0	0	0.25%	11.5%	12/31/2023	1.53	0	0	0.00%	11.7%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.37	0	0	0.00%	-18.7%
12/31/2021	1.65	0	0	0.50%	28.6%	12/31/2021	1.67	0	0	0.25%	28.9%	12/31/2021	1.68	0	0	0.00%	29.2%
12/31/2020	1.28	0	0	0.50%	26.8%	12/31/2020	1.29	0	0	0.25%	27.1%	12/31/2020	1.30	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.6%
2022	0.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return Fund R6 Class - 06-3XW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,213,071	$3,291,200	634,695
Receivables: investments sold	4,836
Payables: investments purchased	-
Net assets	$3,217,907

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,217,907	3,620,247	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$3,217,907	3,620,247

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$480,051
Mortality & expense charges			(148,801)
Net investment income (loss)			331,250

Gain (loss) on investments:
Net realized gain (loss)			(3,267,908)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,895,522
Net gain (loss)			(372,386)

Increase (decrease) in net assets from operations			$(41,136)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$331,250	$463,467
Net realized gain (loss)		(3,267,908)	(409,028)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,895,522	1,233,840

Increase (decrease) in net assets from operations		(41,136)	1,288,279

Contract owner transactions:
Proceeds from units sold		11,192,639	11,200,743
Cost of units redeemed		(25,349,009)	(9,692,739)
Account charges		(34,402)	(49,365)
Increase (decrease)		(14,190,772)	1,458,639
Net increase (decrease)		(14,231,908)	2,746,918
Net assets, beginning		17,449,815	14,702,897
Net assets, ending		$3,217,907	$17,449,815

Units sold		13,086,589	13,385,758
Units redeemed		(28,963,538)	(11,684,651)
Net increase (decrease)		(15,876,949)	1,701,107
Units outstanding, beginning		19,497,196	17,796,089
Units outstanding, ending		3,620,247	19,497,196

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,023,318
Cost of units redeemed/account charges			(50,071,310)
Net investment income (loss)			1,383,383
Net realized gain (loss)			(5,129,002)
Realized gain distributions			89,647
Net change in unrealized appreciation (depreciation)			(78,129)
Net assets			$3,217,907

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.89	3,620	$3,218	1.25%	-0.7%	12/31/2024	$0.90	0	$0	1.00%	-0.4%	12/31/2024	$0.91	0	$0	0.75%	-0.2%
12/31/2023	0.89	19,497	17,450	1.25%	8.3%	12/31/2023	0.91	0	0	1.00%	8.6%	12/31/2023	0.92	0	0	0.75%	8.9%
12/31/2022	0.83	17,796	14,703	1.25%	-22.8%	12/31/2022	0.83	0	0	1.00%	-22.6%	12/31/2022	0.84	0	0	0.75%	-22.4%
12/31/2021	1.07	20,148	21,561	1.25%	-6.9%	12/31/2021	1.08	0	0	1.00%	-6.7%	12/31/2021	1.08	0	0	0.75%	-6.4%
12/31/2020	1.15	1,070	1,230	1.25%	8.7%	12/31/2020	1.15	0	0	1.00%	9.0%	12/31/2020	1.16	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.93	0	$0	0.50%	0.1%	12/31/2024	$0.94	0	$0	0.25%	0.3%	12/31/2024	$0.95	0	$0	0.00%	0.6%
12/31/2023	0.93	0	0	0.50%	9.1%	12/31/2023	0.94	0	0	0.25%	9.4%	12/31/2023	0.95	0	0	0.00%	9.7%
12/31/2022	0.85	0	0	0.50%	-22.2%	12/31/2022	0.86	0	0	0.25%	-22.0%	12/31/2022	0.86	0	0	0.00%	-21.8%
12/31/2021	1.09	0	0	0.50%	-6.2%	12/31/2021	1.10	0	0	0.25%	-6.0%	12/31/2021	1.11	0	0	0.00%	-5.7%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.17	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	4.1%
2022	3.6%
2021	2.1%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One Income Fund R6 Class - 06-44G

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,258	$12,085	1,122
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$11,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,261	9,522	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$11,261	9,522

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$475
Mortality & expense charges			(138)
Net investment income (loss)			337

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			168
Net change in unrealized appreciation (depreciation)			78
Net gain (loss)			239

Increase (decrease) in net assets from operations			$576

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$337	$226
Net realized gain (loss)		(7)	(14)
Realized gain distributions		168	31
Net change in unrealized appreciation (depreciation)		78	516

Increase (decrease) in net assets from operations		576	759

Contract owner transactions:
Proceeds from units sold		43	23
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		43	23
Net increase (decrease)		619	782
Net assets, beginning		10,642	9,860
Net assets, ending		$11,261	$10,642

Units sold		39	22
Units redeemed		-	-
Net increase (decrease)		39	22
Units outstanding, beginning		9,483	9,461
Units outstanding, ending		9,522	9,483

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,925
Cost of units redeemed/account charges			-
Net investment income (loss)			1,497
Net realized gain (loss)			(13)
Realized gain distributions			679
Net change in unrealized appreciation (depreciation)			(827)
Net assets			$11,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	10	$11	1.25%	5.4%	12/31/2024	$1.20	0	$0	1.00%	5.6%	12/31/2024	$1.22	0	$0	0.75%	5.9%
12/31/2023	1.12	9	11	1.25%	7.7%	12/31/2023	1.13	0	0	1.00%	7.9%	12/31/2023	1.15	0	0	0.75%	8.2%
12/31/2022	1.04	9	10	1.25%	-12.7%	12/31/2022	1.05	0	0	1.00%	-12.5%	12/31/2022	1.06	0	0	0.75%	-12.3%
12/31/2021	1.19	9	11	1.25%	8.1%	12/31/2021	1.20	0	0	1.00%	8.3%	12/31/2021	1.21	0	0	0.75%	8.6%
12/31/2020	1.10	9	10	1.25%	7.0%	12/31/2020	1.11	0	0	1.00%	7.3%	12/31/2020	1.11	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	6.2%	12/31/2024	$1.25	0	$0	0.25%	6.4%	12/31/2024	$1.27	0	$0	0.00%	6.7%
12/31/2023	1.16	0	0	0.50%	8.5%	12/31/2023	1.17	0	0	0.25%	8.8%	12/31/2023	1.19	0	0	0.00%	9.0%
12/31/2022	1.07	0	0	0.50%	-12.1%	12/31/2022	1.08	0	0	0.25%	-11.8%	12/31/2022	1.09	0	0	0.00%	-11.6%
12/31/2021	1.22	0	0	0.50%	8.9%	12/31/2021	1.22	0	0	0.25%	9.1%	12/31/2021	1.23	0	0	0.00%	9.4%
12/31/2020	1.12	0	0	0.50%	7.8%	12/31/2020	1.12	0	0	0.25%	8.1%	12/31/2020	1.12	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.4%
2022	4.7%
2021	6.2%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2045 Fund R6 Class - 06-44T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,562	$354,684	29,518
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$340,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,645	227,996	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$340,645	227,996

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,171
Mortality & expense charges			(4,304)
Net investment income (loss)			7,867

Gain (loss) on investments:
Net realized gain (loss)			7,176
Realized gain distributions			35,033
Net change in unrealized appreciation (depreciation)			(13,076)
Net gain (loss)			29,133

Increase (decrease) in net assets from operations			$37,000

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,867	$3,625
Net realized gain (loss)		7,176	(3,375)
Realized gain distributions		35,033	4,697
Net change in unrealized appreciation (depreciation)		(13,076)	35,203

Increase (decrease) in net assets from operations		37,000	40,150

Contract owner transactions:
Proceeds from units sold		65,702	70,733
Cost of units redeemed		(73,838)	(32,772)
Account charges		(405)	(278)
Increase (decrease)		(8,541)	37,683
Net increase (decrease)		28,459	77,833
Net assets, beginning		312,186	234,353
Net assets, ending		$340,645	$312,186

Units sold		45,630	65,264
Units redeemed		(50,356)	(34,815)
Net increase (decrease)		(4,726)	30,449
Units outstanding, beginning		232,722	202,273
Units outstanding, ending		227,996	232,722

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$420,089
Cost of units redeemed/account charges			(166,490)
Net investment income (loss)			26,328
Net realized gain (loss)			9,939
Realized gain distributions			64,901
Net change in unrealized appreciation (depreciation)			(14,122)
Net assets			$340,645

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	228	$341	1.25%	11.4%	12/31/2024	$1.51	0	$0	1.00%	11.7%	12/31/2024	$1.54	0	$0	0.75%	11.9%
12/31/2023	1.34	233	312	1.25%	15.8%	12/31/2023	1.36	0	0	1.00%	16.1%	12/31/2023	1.37	0	0	0.75%	16.4%
12/31/2022	1.16	202	234	1.25%	-16.0%	12/31/2022	1.17	0	0	1.00%	-15.7%	12/31/2022	1.18	0	0	0.75%	-15.5%
12/31/2021	1.38	152	210	1.25%	17.6%	12/31/2021	1.39	0	0	1.00%	17.9%	12/31/2021	1.40	0	0	0.75%	18.2%
12/31/2020	1.17	138	161	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	12.2%	12/31/2024	$1.58	0	$0	0.25%	12.5%	12/31/2024	$1.60	0	$0	0.00%	12.8%
12/31/2023	1.39	0	0	0.50%	16.7%	12/31/2023	1.40	0	0	0.25%	16.9%	12/31/2023	1.42	0	0	0.00%	17.2%
12/31/2022	1.19	0	0	0.50%	-15.3%	12/31/2022	1.20	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	18.5%	12/31/2021	1.41	0	0	0.25%	18.8%	12/31/2021	1.42	0	0	0.00%	19.1%
12/31/2020	1.18	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	2.5%
2022	2.4%
2021	7.4%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2055 Fund R6 Class - 06-44W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$148,623	$155,084	13,764
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$148,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,655	97,056	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$148,655	97,056

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,156
Mortality & expense charges			(1,711)
Net investment income (loss)			2,445

Gain (loss) on investments:
Net realized gain (loss)			257
Realized gain distributions			13,821
Net change in unrealized appreciation (depreciation)			(1,158)
Net gain (loss)			12,920

Increase (decrease) in net assets from operations			$15,365

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,445	$2,620
Net realized gain (loss)		257	(2,380)
Realized gain distributions		13,821	-
Net change in unrealized appreciation (depreciation)		(1,158)	16,274

Increase (decrease) in net assets from operations		15,365	16,514

Contract owner transactions:
Proceeds from units sold		20,544	19,360
Cost of units redeemed		(6,354)	(12,477)
Account charges		(133)	(105)
Increase (decrease)		14,057	6,778
Net increase (decrease)		29,422	23,292
Net assets, beginning		119,233	95,941
Net assets, ending		$148,655	$119,233

Units sold		13,999	15,446
Units redeemed		(4,422)	(10,374)
Net increase (decrease)		9,577	5,072
Units outstanding, beginning		87,479	82,407
Units outstanding, ending		97,056	87,479

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$161,130
Cost of units redeemed/account charges			(51,324)
Net investment income (loss)			9,395
Net realized gain (loss)			(247)
Realized gain distributions			36,162
Net change in unrealized appreciation (depreciation)			(6,461)
Net assets			$148,655

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	97	$149	1.25%	12.4%	12/31/2024	$1.55	0	$0	1.00%	12.7%	12/31/2024	$1.57	0	$0	0.75%	12.9%
12/31/2023	1.36	87	119	1.25%	17.1%	12/31/2023	1.38	0	0	1.00%	17.4%	12/31/2023	1.39	0	0	0.75%	17.7%
12/31/2022	1.16	82	96	1.25%	-16.3%	12/31/2022	1.17	0	0	1.00%	-16.1%	12/31/2022	1.18	0	0	0.75%	-15.9%
12/31/2021	1.39	69	96	1.25%	18.3%	12/31/2021	1.40	0	0	1.00%	18.6%	12/31/2021	1.41	0	0	0.75%	18.9%
12/31/2020	1.18	70	82	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.6%	12/31/2020	1.18	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	13.2%	12/31/2024	$1.62	0	$0	0.25%	13.5%	12/31/2024	$1.64	0	$0	0.00%	13.8%
12/31/2023	1.41	0	0	0.50%	18.0%	12/31/2023	1.42	0	0	0.25%	18.2%	12/31/2023	1.44	0	0	0.00%	18.5%
12/31/2022	1.19	0	0	0.50%	-15.7%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	19.2%	12/31/2021	1.43	0	0	0.25%	19.5%	12/31/2021	1.43	0	0	0.00%	19.8%
12/31/2020	1.19	0	0	0.50%	11.2%	12/31/2020	1.19	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.7%
2022	0.0%
2021	7.0%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2060 Fund R6 Class - 06-44X

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,588	$37,881	2,842
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$38,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,599	25,082	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$38,599	25,082

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,258
Mortality & expense charges			(424)
Net investment income (loss)			834

Gain (loss) on investments:
Net realized gain (loss)			970
Realized gain distributions			2,190
Net change in unrealized appreciation (depreciation)			(198)
Net gain (loss)			2,962

Increase (decrease) in net assets from operations			$3,796

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$834	$654
Net realized gain (loss)		970	(17)
Realized gain distributions		2,190	64
Net change in unrealized appreciation (depreciation)		(198)	2,847

Increase (decrease) in net assets from operations		3,796	3,548

Contract owner transactions:
Proceeds from units sold		13,272	7,412
Cost of units redeemed		(5,863)	(387)
Account charges		(107)	(55)
Increase (decrease)		7,302	6,970
Net increase (decrease)		11,098	10,518
Net assets, beginning		27,501	16,983
Net assets, ending		$38,599	$27,501

Units sold		8,869	5,879
Units redeemed		(3,848)	(351)
Net increase (decrease)		5,021	5,528
Units outstanding, beginning		20,061	14,533
Units outstanding, ending		25,082	20,061

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$41,970
Cost of units redeemed/account charges			(12,290)
Net investment income (loss)			2,478
Net realized gain (loss)			2,306
Realized gain distributions			3,428
Net change in unrealized appreciation (depreciation)			707
Net assets			$38,599

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	25	$39	1.25%	12.3%	12/31/2024	$1.56	0	$0	1.00%	12.5%	12/31/2024	$1.58	0	$0	0.75%	12.8%
12/31/2023	1.37	20	28	1.25%	17.3%	12/31/2023	1.39	0	0	1.00%	17.6%	12/31/2023	1.40	0	0	0.75%	17.9%
12/31/2022	1.17	15	17	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.1%	12/31/2022	1.19	0	0	0.75%	-15.9%
12/31/2021	1.40	10	14	1.25%	18.5%	12/31/2021	1.41	0	0	1.00%	18.8%	12/31/2021	1.41	0	0	0.75%	19.1%
12/31/2020	1.18	11	13	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.7%	12/31/2020	1.19	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	13.1%	12/31/2024	$1.62	0	$0	0.25%	13.4%	12/31/2024	$1.65	0	$0	0.00%	13.7%
12/31/2023	1.42	0	0	0.50%	18.2%	12/31/2023	1.43	0	0	0.25%	18.5%	12/31/2023	1.45	0	0	0.00%	18.8%
12/31/2022	1.20	0	0	0.50%	-15.7%	12/31/2022	1.21	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.3%
12/31/2021	1.42	0	0	0.50%	19.4%	12/31/2021	1.43	0	0	0.25%	19.7%	12/31/2021	1.44	0	0	0.00%	20.0%
12/31/2020	1.19	0	0	0.50%	11.3%	12/31/2020	1.20	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	4.1%
2022	2.5%
2021	6.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	5.5%	12/31/2024	$1.22	0	$0	1.00%	5.8%	12/31/2024	$1.24	0	$0	0.75%	6.1%
12/31/2023	1.14	0	0	1.25%	8.1%	12/31/2023	1.15	0	0	1.00%	8.3%	12/31/2023	1.17	0	0	0.75%	8.6%
12/31/2022	1.06	0	0	1.25%	-12.8%	12/31/2022	1.07	0	0	1.00%	-12.6%	12/31/2022	1.07	0	0	0.75%	-12.3%
12/31/2021	1.21	0	0	1.25%	9.0%	12/31/2021	1.22	0	0	1.00%	9.2%	12/31/2021	1.23	0	0	0.75%	9.5%
12/31/2020	1.11	0	0	1.25%	7.3%	12/31/2020	1.12	0	0	1.00%	7.6%	12/31/2020	1.12	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	6.3%	12/31/2024	$1.27	0	$0	0.25%	6.6%	12/31/2024	$1.29	0	$0	0.00%	6.9%
12/31/2023	1.18	0	0	0.50%	8.9%	12/31/2023	1.19	0	0	0.25%	9.1%	12/31/2023	1.21	0	0	0.00%	9.4%
12/31/2022	1.08	0	0	0.50%	-12.1%	12/31/2022	1.09	0	0	0.25%	-11.9%	12/31/2022	1.10	0	0	0.00%	-11.7%
12/31/2021	1.23	0	0	0.50%	9.8%	12/31/2021	1.24	0	0	0.25%	10.1%	12/31/2021	1.25	0	0	0.00%	10.3%
12/31/2020	1.12	0	0	0.50%	8.1%	12/31/2020	1.13	0	0	0.25%	8.4%	12/31/2020	1.13	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2020 Fund R6 Class - 06-44K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$508,680	$562,594	52,025
Receivables: investments sold	133
Payables: investments purchased	-
Net assets	$508,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$508,813	410,776	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$508,813	410,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,550
Mortality & expense charges			(6,289)
Net investment income (loss)			15,261

Gain (loss) on investments:
Net realized gain (loss)			(4,050)
Realized gain distributions			35,822
Net change in unrealized appreciation (depreciation)			(16,997)
Net gain (loss)			14,775

Increase (decrease) in net assets from operations			$30,036

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,261	$11,709
Net realized gain (loss)		(4,050)	(6,074)
Realized gain distributions		35,822	1,694
Net change in unrealized appreciation (depreciation)		(16,997)	32,333

Increase (decrease) in net assets from operations		30,036	39,662

Contract owner transactions:
Proceeds from units sold		83,252	72,428
Cost of units redeemed		(100,254)	(45,702)
Account charges		(332)	(250)
Increase (decrease)		(17,334)	26,476
Net increase (decrease)		12,702	66,138
Net assets, beginning		496,111	429,973
Net assets, ending		$508,813	$496,111

Units sold		68,740	65,405
Units redeemed		(83,463)	(41,304)
Net increase (decrease)		(14,723)	24,101
Units outstanding, beginning		425,499	401,398
Units outstanding, ending		410,776	425,499

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$751,374
Cost of units redeemed/account charges			(321,790)
Net investment income (loss)			65,355
Net realized gain (loss)			(1,608)
Realized gain distributions			69,396
Net change in unrealized appreciation (depreciation)			(53,914)
Net assets			$508,813

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	411	$509	1.25%	6.2%	12/31/2024	$1.26	0	$0	1.00%	6.5%	12/31/2024	$1.27	0	$0	0.75%	6.8%
12/31/2023	1.17	425	496	1.25%	8.8%	12/31/2023	1.18	0	0	1.00%	9.1%	12/31/2023	1.19	0	0	0.75%	9.4%
12/31/2022	1.07	401	430	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.09	0	0	0.75%	-12.6%
12/31/2021	1.23	359	442	1.25%	10.2%	12/31/2021	1.24	0	0	1.00%	10.5%	12/31/2021	1.25	0	0	0.75%	10.7%
12/31/2020	1.12	346	386	1.25%	7.5%	12/31/2020	1.12	0	0	1.00%	7.8%	12/31/2020	1.13	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	7.0%	12/31/2024	$1.31	0	$0	0.25%	7.3%	12/31/2024	$1.33	0	$0	0.00%	7.6%
12/31/2023	1.21	0	0	0.50%	9.7%	12/31/2023	1.22	0	0	0.25%	9.9%	12/31/2023	1.23	0	0	0.00%	10.2%
12/31/2022	1.10	0	0	0.50%	-12.4%	12/31/2022	1.11	0	0	0.25%	-12.2%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.25	0	0	0.50%	11.0%	12/31/2021	1.26	0	0	0.25%	11.3%	12/31/2021	1.27	0	0	0.00%	11.6%
12/31/2020	1.13	0	0	0.50%	8.4%	12/31/2020	1.13	0	0	0.25%	8.6%	12/31/2020	1.14	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	3.8%
2022	4.6%
2021	6.6%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2025 Fund R6 Class - 06-44M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,022,850	$1,103,477	100,008
Receivables: investments sold	240
Payables: investments purchased	-
Net assets	$1,023,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,023,090	801,089	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$1,023,090	801,089

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,597
Mortality & expense charges			(12,238)
Net investment income (loss)			33,359

Gain (loss) on investments:
Net realized gain (loss)			1,718
Realized gain distributions			68,710
Net change in unrealized appreciation (depreciation)			(38,116)
Net gain (loss)			32,312

Increase (decrease) in net assets from operations			$65,671

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,359	$18,221
Net realized gain (loss)		1,718	(1,521)
Realized gain distributions		68,710	3,250
Net change in unrealized appreciation (depreciation)		(38,116)	52,343

Increase (decrease) in net assets from operations		65,671	72,293

Contract owner transactions:
Proceeds from units sold		174,960	165,574
Cost of units redeemed		(92,737)	(6,156)
Account charges		(216)	(136)
Increase (decrease)		82,007	159,282
Net increase (decrease)		147,678	231,575
Net assets, beginning		875,412	643,837
Net assets, ending		$1,023,090	$875,412

Units sold		140,712	146,693
Units redeemed		(73,365)	(5,595)
Net increase (decrease)		67,347	141,098
Units outstanding, beginning		733,742	592,644
Units outstanding, ending		801,089	733,742

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,074,712
Cost of units redeemed/account charges			(193,406)
Net investment income (loss)			107,364
Net realized gain (loss)			(1,612)
Realized gain distributions			116,659
Net change in unrealized appreciation (depreciation)			(80,627)
Net assets			$1,023,090

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	801	$1,023	1.25%	7.0%	12/31/2024	$1.29	0	$0	1.00%	7.3%	12/31/2024	$1.31	0	$0	0.75%	7.6%
12/31/2023	1.19	734	875	1.25%	9.8%	12/31/2023	1.21	0	0	1.00%	10.1%	12/31/2023	1.22	0	0	0.75%	10.4%
12/31/2022	1.09	593	644	1.25%	-13.4%	12/31/2022	1.10	0	0	1.00%	-13.1%	12/31/2022	1.11	0	0	0.75%	-12.9%
12/31/2021	1.25	518	649	1.25%	11.4%	12/31/2021	1.26	0	0	1.00%	11.7%	12/31/2021	1.27	0	0	0.75%	12.0%
12/31/2020	1.13	424	477	1.25%	7.9%	12/31/2020	1.13	0	0	1.00%	8.2%	12/31/2020	1.13	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	7.9%	12/31/2024	$1.35	0	$0	0.25%	8.1%	12/31/2024	$1.37	0	$0	0.00%	8.4%
12/31/2023	1.23	0	0	0.50%	10.6%	12/31/2023	1.25	0	0	0.25%	10.9%	12/31/2023	1.26	0	0	0.00%	11.2%
12/31/2022	1.11	0	0	0.50%	-12.7%	12/31/2022	1.12	0	0	0.25%	-12.5%	12/31/2022	1.13	0	0	0.00%	-12.3%
12/31/2021	1.28	0	0	0.50%	12.3%	12/31/2021	1.28	0	0	0.25%	12.5%	12/31/2021	1.29	0	0	0.00%	12.8%
12/31/2020	1.14	0	0	0.50%	8.7%	12/31/2020	1.14	0	0	0.25%	9.0%	12/31/2020	1.15	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.8%
2023	3.6%
2022	4.3%
2021	7.1%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2030 Fund R6 Class - 06-44N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$687,234	$739,875	63,353
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$687,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$687,383	514,382	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$687,383	514,382

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,996
Mortality & expense charges			(7,329)
Net investment income (loss)			18,667

Gain (loss) on investments:
Net realized gain (loss)			3,269
Realized gain distributions			55,425
Net change in unrealized appreciation (depreciation)			(35,112)
Net gain (loss)			23,582

Increase (decrease) in net assets from operations			$42,249

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,667	$7,951
Net realized gain (loss)		3,269	(5,134)
Realized gain distributions		55,425	6,562
Net change in unrealized appreciation (depreciation)		(35,112)	38,044

Increase (decrease) in net assets from operations		42,249	47,423

Contract owner transactions:
Proceeds from units sold		207,293	113,867
Cost of units redeemed		(57,445)	(49,592)
Account charges		(358)	(226)
Increase (decrease)		149,490	64,049
Net increase (decrease)		191,739	111,472
Net assets, beginning		495,644	384,172
Net assets, ending		$687,383	$495,644

Units sold		156,600	98,137
Units redeemed		(43,010)	(42,936)
Net increase (decrease)		113,590	55,201
Units outstanding, beginning		400,792	345,591
Units outstanding, ending		514,382	400,792

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$794,149
Cost of units redeemed/account charges			(210,389)
Net investment income (loss)			62,260
Net realized gain (loss)			4,739
Realized gain distributions			89,265
Net change in unrealized appreciation (depreciation)			(52,641)
Net assets			$687,383

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	514	$687	1.25%	8.1%	12/31/2024	$1.35	0	$0	1.00%	8.3%	12/31/2024	$1.37	0	$0	0.75%	8.6%
12/31/2023	1.24	401	496	1.25%	11.2%	12/31/2023	1.25	0	0	1.00%	11.5%	12/31/2023	1.26	0	0	0.75%	11.8%
12/31/2022	1.11	346	384	1.25%	-14.1%	12/31/2022	1.12	0	0	1.00%	-13.9%	12/31/2022	1.13	0	0	0.75%	-13.7%
12/31/2021	1.29	332	430	1.25%	13.4%	12/31/2021	1.30	0	0	1.00%	13.7%	12/31/2021	1.31	0	0	0.75%	13.9%
12/31/2020	1.14	277	317	1.25%	8.6%	12/31/2020	1.15	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	8.9%	12/31/2024	$1.41	0	$0	0.25%	9.2%	12/31/2024	$1.43	0	$0	0.00%	9.4%
12/31/2023	1.28	0	0	0.50%	12.1%	12/31/2023	1.29	0	0	0.25%	12.4%	12/31/2023	1.31	0	0	0.00%	12.6%
12/31/2022	1.14	0	0	0.50%	-13.5%	12/31/2022	1.15	0	0	0.25%	-13.2%	12/31/2022	1.16	0	0	0.00%	-13.0%
12/31/2021	1.32	0	0	0.50%	14.2%	12/31/2021	1.33	0	0	0.25%	14.5%	12/31/2021	1.33	0	0	0.00%	14.8%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.7%	12/31/2020	1.16	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.1%
2022	4.1%
2021	7.2%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2035 Fund R6 Class - 06-44P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,062,519	$1,115,129	94,889
Receivables: investments sold	249
Payables: investments purchased	-
Net assets	$1,062,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,062,768	752,181	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,062,768	752,181

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$39,188
Mortality & expense charges			(12,318)
Net investment income (loss)			26,870

Gain (loss) on investments:
Net realized gain (loss)			2,850
Realized gain distributions			84,676
Net change in unrealized appreciation (depreciation)			(26,185)
Net gain (loss)			61,341

Increase (decrease) in net assets from operations			$88,211

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,870	$15,484
Net realized gain (loss)		2,850	(1,768)
Realized gain distributions		84,676	10,228
Net change in unrealized appreciation (depreciation)		(26,185)	69,381

Increase (decrease) in net assets from operations		88,211	93,325

Contract owner transactions:
Proceeds from units sold		225,900	179,215
Cost of units redeemed		(121,790)	(9,023)
Account charges		(834)	(324)
Increase (decrease)		103,276	169,868
Net increase (decrease)		191,487	263,193
Net assets, beginning		871,281	608,088
Net assets, ending		$1,062,768	$871,281

Units sold		166,322	149,335
Units redeemed		(90,544)	(7,827)
Net increase (decrease)		75,778	141,508
Units outstanding, beginning		676,403	534,895
Units outstanding, ending		752,181	676,403

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,193,506
Cost of units redeemed/account charges			(315,741)
Net investment income (loss)			89,773
Net realized gain (loss)			(7,173)
Realized gain distributions			155,013
Net change in unrealized appreciation (depreciation)			(52,610)
Net assets			$1,062,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	752	$1,063	1.25%	9.7%	12/31/2024	$1.43	0	$0	1.00%	10.0%	12/31/2024	$1.45	0	$0	0.75%	10.2%
12/31/2023	1.29	676	871	1.25%	13.3%	12/31/2023	1.30	0	0	1.00%	13.6%	12/31/2023	1.32	0	0	0.75%	13.9%
12/31/2022	1.14	535	608	1.25%	-15.1%	12/31/2022	1.15	0	0	1.00%	-14.9%	12/31/2022	1.16	0	0	0.75%	-14.7%
12/31/2021	1.34	451	604	1.25%	15.5%	12/31/2021	1.35	0	0	1.00%	15.8%	12/31/2021	1.36	0	0	0.75%	16.1%
12/31/2020	1.16	353	409	1.25%	9.7%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	10.5%	12/31/2024	$1.49	0	$0	0.25%	10.8%	12/31/2024	$1.51	0	$0	0.00%	11.1%
12/31/2023	1.33	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.4%	12/31/2023	1.36	0	0	0.00%	14.7%
12/31/2022	1.17	0	0	0.50%	-14.5%	12/31/2022	1.18	0	0	0.25%	-14.3%	12/31/2022	1.19	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	16.4%	12/31/2021	1.37	0	0	0.25%	16.7%	12/31/2021	1.38	0	0	0.00%	17.0%
12/31/2020	1.17	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.8%	12/31/2020	1.18	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.3%
2022	3.3%
2021	7.7%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2040 Fund R6 Class - 06-44R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$680,577	$705,520	58,132
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$680,734

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$680,734	466,132	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$680,734	466,132

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,792
Mortality & expense charges			(7,912)
Net investment income (loss)			16,880

Gain (loss) on investments:
Net realized gain (loss)			2,725
Realized gain distributions			68,825
Net change in unrealized appreciation (depreciation)			(26,637)
Net gain (loss)			44,913

Increase (decrease) in net assets from operations			$61,793

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,880	$6,923
Net realized gain (loss)		2,725	(3,196)
Realized gain distributions		68,825	9,722
Net change in unrealized appreciation (depreciation)		(26,637)	59,822

Increase (decrease) in net assets from operations		61,793	73,271

Contract owner transactions:
Proceeds from units sold		105,097	111,252
Cost of units redeemed		(82,697)	(44,100)
Account charges		(415)	(694)
Increase (decrease)		21,985	66,458
Net increase (decrease)		83,778	139,729
Net assets, beginning		596,956	457,227
Net assets, ending		$680,734	$596,956

Units sold		74,657	91,895
Units redeemed		(61,810)	(36,802)
Net increase (decrease)		12,847	55,093
Units outstanding, beginning		453,285	398,192
Units outstanding, ending		466,132	453,285

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$739,707
Cost of units redeemed/account charges			(224,446)
Net investment income (loss)			63,589
Net realized gain (loss)			8,397
Realized gain distributions			118,430
Net change in unrealized appreciation (depreciation)			(24,943)
Net assets			$680,734

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	466	$681	1.25%	10.9%	12/31/2024	$1.48	0	$0	1.00%	11.2%	12/31/2024	$1.50	0	$0	0.75%	11.4%
12/31/2023	1.32	453	597	1.25%	14.7%	12/31/2023	1.33	0	0	1.00%	15.0%	12/31/2023	1.35	0	0	0.75%	15.3%
12/31/2022	1.15	398	457	1.25%	-15.4%	12/31/2022	1.16	0	0	1.00%	-15.2%	12/31/2022	1.17	0	0	0.75%	-15.0%
12/31/2021	1.36	374	507	1.25%	16.7%	12/31/2021	1.37	0	0	1.00%	17.0%	12/31/2021	1.37	0	0	0.75%	17.3%
12/31/2020	1.16	348	405	1.25%	9.6%	12/31/2020	1.17	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	11.7%	12/31/2024	$1.54	0	$0	0.25%	12.0%	12/31/2024	$1.56	0	$0	0.00%	12.3%
12/31/2023	1.36	0	0	0.50%	15.6%	12/31/2023	1.38	0	0	0.25%	15.8%	12/31/2023	1.39	0	0	0.00%	16.1%
12/31/2022	1.18	0	0	0.50%	-14.8%	12/31/2022	1.19	0	0	0.25%	-14.6%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.38	0	0	0.50%	17.6%	12/31/2021	1.39	0	0	0.25%	17.9%	12/31/2021	1.40	0	0	0.00%	18.2%
12/31/2020	1.18	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.7%	12/31/2020	1.18	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	2.5%
2022	3.2%
2021	7.4%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2050 Fund R6 Class - 06-44V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,871	$365,062	29,496
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$348,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$348,947	229,738	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$348,947	229,738

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,590
Mortality & expense charges			(4,108)
Net investment income (loss)			8,482

Gain (loss) on investments:
Net realized gain (loss)			2,878
Realized gain distributions			43,828
Net change in unrealized appreciation (depreciation)			(18,718)
Net gain (loss)			27,988

Increase (decrease) in net assets from operations			$36,470

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,482	$4,182
Net realized gain (loss)		2,878	(1,279)
Realized gain distributions		43,828	4,536
Net change in unrealized appreciation (depreciation)		(18,718)	29,513

Increase (decrease) in net assets from operations		36,470	36,952

Contract owner transactions:
Proceeds from units sold		44,240	84,695
Cost of units redeemed		(30,608)	(13,063)
Account charges		(445)	(244)
Increase (decrease)		13,187	71,388
Net increase (decrease)		49,657	108,340
Net assets, beginning		299,290	190,950
Net assets, ending		$348,947	$299,290

Units sold		30,233	67,166
Units redeemed		(21,290)	(10,869)
Net increase (decrease)		8,943	56,297
Units outstanding, beginning		220,795	164,498
Units outstanding, ending		229,738	220,795

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$359,338
Cost of units redeemed/account charges			(92,398)
Net investment income (loss)			25,959
Net realized gain (loss)			3,677
Realized gain distributions			68,562
Net change in unrealized appreciation (depreciation)			(16,191)
Net assets			$348,947

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	230	$349	1.25%	12.1%	12/31/2024	$1.54	0	$0	1.00%	12.3%	12/31/2024	$1.56	0	$0	0.75%	12.6%
12/31/2023	1.36	221	299	1.25%	16.8%	12/31/2023	1.37	0	0	1.00%	17.1%	12/31/2023	1.39	0	0	0.75%	17.4%
12/31/2022	1.16	164	191	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.39	151	209	1.25%	18.0%	12/31/2021	1.39	0	0	1.00%	18.3%	12/31/2021	1.40	0	0	0.75%	18.6%
12/31/2020	1.17	122	143	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	12.9%	12/31/2024	$1.60	0	$0	0.25%	13.2%	12/31/2024	$1.63	0	$0	0.00%	13.5%
12/31/2023	1.40	0	0	0.50%	17.6%	12/31/2023	1.42	0	0	0.25%	17.9%	12/31/2023	1.43	0	0	0.00%	18.2%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.41	0	0	0.50%	18.9%	12/31/2021	1.42	0	0	0.25%	19.2%	12/31/2021	1.43	0	0	0.00%	19.5%
12/31/2020	1.19	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	2.9%
2022	1.9%
2021	7.7%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund A Class - 06-456

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,573	$68,820	2,885
Receivables: investments sold	-
Payables: investments purchased	(292)
Net assets	$66,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,160	16,102	$3.12
Band 100	16,121	4,984	3.23
Band 75	-	-	3.36
Band 50	-	-	3.49
Band 25	-	-	3.62
Band 0	-	-	3.76
Total	$66,281	21,086

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$256
Mortality & expense charges			(870)
Net investment income (loss)			(614)

Gain (loss) on investments:
Net realized gain (loss)			18,260
Realized gain distributions			4,357
Net change in unrealized appreciation (depreciation)			(7,354)
Net gain (loss)			15,263

Increase (decrease) in net assets from operations			$14,649

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(614)	$(451)
Net realized gain (loss)		18,260	(9,948)
Realized gain distributions		4,357	3,601
Net change in unrealized appreciation (depreciation)		(7,354)	19,654

Increase (decrease) in net assets from operations		14,649	12,856

Contract owner transactions:
Proceeds from units sold		70,300	17,193
Cost of units redeemed		(90,721)	(59,850)
Account charges		(16)	(27)
Increase (decrease)		(20,437)	(42,684)
Net increase (decrease)		(5,788)	(29,828)
Net assets, beginning		72,069	101,897
Net assets, ending		$66,281	$72,069

Units sold		23,681	7,996
Units redeemed		(32,701)	(28,630)
Net increase (decrease)		(9,020)	(20,634)
Units outstanding, beginning		30,106	50,740
Units outstanding, ending		21,086	30,106

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,715,304
Cost of units redeemed/account charges			(1,741,569)
Net investment income (loss)			(6,349)
Net realized gain (loss)			1,979
Realized gain distributions			99,163
Net change in unrealized appreciation (depreciation)			(2,247)
Net assets			$66,281

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.12	16	$50	1.25%	30.9%	12/31/2024	$3.23	5	$16	1.00%	31.2%	12/31/2024	$3.36	0	$0	0.75%	31.6%
12/31/2023	2.38	25	60	1.25%	19.1%	12/31/2023	2.46	5	12	1.00%	19.4%	12/31/2023	2.55	0	0	0.75%	19.7%
12/31/2022	2.00	43	87	1.25%	-18.6%	12/31/2022	2.06	7	15	1.00%	-18.4%	12/31/2022	2.13	0	0	0.75%	-18.2%
12/31/2021	2.46	62	153	1.25%	25.1%	12/31/2021	2.53	8	20	1.00%	25.4%	12/31/2021	2.61	0	0	0.75%	25.8%
12/31/2020	1.96	49	95	1.25%	9.1%	12/31/2020	2.02	8	16	1.00%	9.4%	12/31/2020	2.07	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.49	0	$0	0.50%	31.9%	12/31/2024	$3.62	0	$0	0.25%	32.2%	12/31/2024	$3.76	0	$0	0.00%	32.6%
12/31/2023	2.64	0	0	0.50%	20.0%	12/31/2023	2.74	0	0	0.25%	20.3%	12/31/2023	2.84	0	0	0.00%	20.6%
12/31/2022	2.20	0	0	0.50%	-18.0%	12/31/2022	2.28	0	0	0.25%	-17.8%	12/31/2022	2.35	0	0	0.00%	-17.6%
12/31/2021	2.69	0	0	0.50%	26.1%	12/31/2021	2.77	0	0	0.25%	26.4%	12/31/2021	2.86	0	0	0.00%	26.7%
12/31/2020	2.13	0	0	0.50%	9.9%	12/31/2020	2.19	0	0	0.25%	10.2%	12/31/2020	2.25	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.4%
2023	0.7%
2022	0.0%
2021	0.2%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380,810	$335,628	8,288
Receivables: investments sold	1,387
Payables: investments purchased	-
Net assets	$382,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$382,197	320,435	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$382,197	320,435

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,367)
Net investment income (loss)			(4,367)

Gain (loss) on investments:
Net realized gain (loss)			8,544
Realized gain distributions			18,915
Net change in unrealized appreciation (depreciation)			38,820
Net gain (loss)			66,279

Increase (decrease) in net assets from operations			$61,912

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,367)	$(2,848)
Net realized gain (loss)		8,544	(30,306)
Realized gain distributions		18,915	-
Net change in unrealized appreciation (depreciation)		38,820	102,676

Increase (decrease) in net assets from operations		61,912	69,522

Contract owner transactions:
Proceeds from units sold		75,587	153,758
Cost of units redeemed		(48,205)	(115,225)
Account charges		(1,247)	(1,056)
Increase (decrease)		26,135	37,477
Net increase (decrease)		88,047	106,999
Net assets, beginning		294,150	187,151
Net assets, ending		$382,197	$294,150

Units sold		65,130	169,259
Units redeemed		(42,737)	(136,553)
Net increase (decrease)		22,393	32,706
Units outstanding, beginning		298,042	265,336
Units outstanding, ending		320,435	298,042

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$521,225
Cost of units redeemed/account charges			(176,400)
Net investment income (loss)			(9,669)
Net realized gain (loss)			(29,217)
Realized gain distributions			31,076
Net change in unrealized appreciation (depreciation)			45,182
Net assets			$382,197

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	320	$382	1.25%	20.9%	12/31/2024	$1.21	0	$0	1.00%	21.2%	12/31/2024	$1.22	0	$0	0.75%	21.5%
12/31/2023	0.99	298	294	1.25%	39.9%	12/31/2023	0.99	0	0	1.00%	40.3%	12/31/2023	1.00	0	0	0.75%	40.6%
12/31/2022	0.71	265	187	1.25%	-40.3%	12/31/2022	0.71	0	0	1.00%	-40.1%	12/31/2022	0.71	0	0	0.75%	-40.0%
12/31/2021	1.18	115	135	1.25%	6.5%	12/31/2021	1.18	0	0	1.00%	6.7%	12/31/2021	1.19	0	0	0.75%	7.0%
12/31/2020	1.11	0	0	1.25%	11.0%	12/31/2020	1.11	0	0	1.00%	11.0%	12/31/2020	1.11	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	21.8%	12/31/2024	$1.24	0	$0	0.25%	22.1%	12/31/2024	$1.26	0	$0	0.00%	22.4%
12/31/2023	1.01	0	0	0.50%	41.0%	12/31/2023	1.02	0	0	0.25%	41.3%	12/31/2023	1.03	0	0	0.00%	41.7%
12/31/2022	0.72	0	0	0.50%	-39.8%	12/31/2022	0.72	0	0	0.25%	-39.7%	12/31/2022	0.72	0	0	0.00%	-39.5%
12/31/2021	1.19	0	0	0.50%	7.3%	12/31/2021	1.19	0	0	0.25%	7.5%	12/31/2021	1.20	0	0	0.00%	7.8%
12/31/2020	1.11	0	0	0.50%	11.1%	12/31/2020	1.11	0	0	0.25%	11.1%	12/31/2020	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Growth R6 Class - 06-4Y6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,093	$53,622	727
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$51,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,039	41,167	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$51,039	41,167

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(123)
Net investment income (loss)			(123)

Gain (loss) on investments:
Net realized gain (loss)			(22)
Realized gain distributions			4,924
Net change in unrealized appreciation (depreciation)			(2,529)
Net gain (loss)			2,373

Increase (decrease) in net assets from operations			$2,250

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(123)	$-
Net realized gain (loss)		(22)	-
Realized gain distributions		4,924	-
Net change in unrealized appreciation (depreciation)		(2,529)	-

Increase (decrease) in net assets from operations		2,250	-

Contract owner transactions:
Proceeds from units sold		50,227	-
Cost of units redeemed		(1,398)	-
Account charges		(40)	-
Increase (decrease)		48,789	-
Net increase (decrease)		51,039	-
Net assets, beginning		-	-
Net assets, ending		$51,039	$-

Units sold		42,313	-
Units redeemed		(1,146)	-
Net increase (decrease)		41,167	-
Units outstanding, beginning		-	-
Units outstanding, ending		41,167	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$50,227
Cost of units redeemed/account charges			(1,438)
Net investment income (loss)			(123)
Net realized gain (loss)			(22)
Realized gain distributions			4,924
Net change in unrealized appreciation (depreciation)			(2,529)
Net assets			$51,039

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	41	$51	1.25%	29.1%	12/31/2024	$1.25	0	$0	1.00%	29.4%	12/31/2024	$1.26	0	$0	0.75%	29.8%
12/31/2023	0.96	0	0	1.25%	51.4%	12/31/2023	0.97	0	0	1.00%	51.8%	12/31/2023	0.97	0	0	0.75%	52.2%
12/31/2022	0.63	0	0	1.25%	-38.4%	12/31/2022	0.64	0	0	1.00%	-38.2%	12/31/2022	0.64	0	0	0.75%	-38.1%
12/31/2021	1.03	0	0	1.25%	2.9%	12/31/2021	1.03	0	0	1.00%	3.1%	12/31/2021	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	30.1%	12/31/2024	$1.28	0	$0	0.25%	30.4%	12/31/2024	$1.29	0	$0	0.00%	30.7%
12/31/2023	0.98	0	0	0.50%	52.6%	12/31/2023	0.98	0	0	0.25%	52.9%	12/31/2023	0.99	0	0	0.00%	53.3%
12/31/2022	0.64	0	0	0.50%	-37.9%	12/31/2022	0.64	0	0	0.25%	-37.8%	12/31/2022	0.65	0	0	0.00%	-37.6%
12/31/2021	1.03	0	0	0.50%	3.3%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund Z Class - 06-457

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$299,045	$225,248	12,483
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$299,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,229	91,837	$3.26
Band 100	-	-	3.38
Band 75	-	-	3.51
Band 50	-	-	3.65
Band 25	-	-	3.79
Band 0	-	-	3.93
Total	$299,229	91,837

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,749
Mortality & expense charges			(3,502)
Net investment income (loss)			(1,753)

Gain (loss) on investments:
Net realized gain (loss)			16,985
Realized gain distributions			18,776
Net change in unrealized appreciation (depreciation)			43,352
Net gain (loss)			79,113

Increase (decrease) in net assets from operations			$77,360

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,753)	$(108)
Net realized gain (loss)		16,985	619
Realized gain distributions		18,776	13,727
Net change in unrealized appreciation (depreciation)		43,352	32,368

Increase (decrease) in net assets from operations		77,360	46,606

Contract owner transactions:
Proceeds from units sold		17,976	4,181
Cost of units redeemed		(81,736)	(13,735)
Account charges		(11)	(7)
Increase (decrease)		(63,771)	(9,561)
Net increase (decrease)		13,589	37,045
Net assets, beginning		285,640	248,595
Net assets, ending		$299,229	$285,640

Units sold		7,007	1,970
Units redeemed		(30,258)	(6,455)
Net increase (decrease)		(23,251)	(4,485)
Units outstanding, beginning		115,088	119,573
Units outstanding, ending		91,837	115,088

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,419,615
Cost of units redeemed/account charges			(1,341,977)
Net investment income (loss)			(3,772)
Net realized gain (loss)			12,987
Realized gain distributions			138,579
Net change in unrealized appreciation (depreciation)			73,797
Net assets			$299,229

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.26	92	$299	1.25%	31.3%	12/31/2024	$3.38	0	$0	1.00%	31.6%	12/31/2024	$3.51	0	$0	0.75%	31.9%
12/31/2023	2.48	115	286	1.25%	19.4%	12/31/2023	2.57	0	0	1.00%	19.7%	12/31/2023	2.66	0	0	0.75%	20.0%
12/31/2022	2.08	120	249	1.25%	-18.4%	12/31/2022	2.15	0	0	1.00%	-18.2%	12/31/2022	2.22	0	0	0.75%	-18.0%
12/31/2021	2.55	162	413	1.25%	25.5%	12/31/2021	2.63	0	0	1.00%	25.8%	12/31/2021	2.71	0	0	0.75%	26.1%
12/31/2020	2.03	169	343	1.25%	9.4%	12/31/2020	2.09	0	0	1.00%	9.7%	12/31/2020	2.15	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.65	0	$0	0.50%	32.3%	12/31/2024	$3.79	0	$0	0.25%	32.6%	12/31/2024	$3.93	0	$0	0.00%	32.9%
12/31/2023	2.76	0	0	0.50%	20.3%	12/31/2023	2.86	0	0	0.25%	20.6%	12/31/2023	2.96	0	0	0.00%	20.9%
12/31/2022	2.29	0	0	0.50%	-17.8%	12/31/2022	2.37	0	0	0.25%	-17.6%	12/31/2022	2.45	0	0	0.00%	-17.4%
12/31/2021	2.79	0	0	0.50%	26.4%	12/31/2021	2.87	0	0	0.25%	26.8%	12/31/2021	2.96	0	0	0.00%	27.1%
12/31/2020	2.21	0	0	0.50%	10.3%	12/31/2020	2.27	0	0	0.25%	10.5%	12/31/2020	2.33	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.1%
2022	0.3%
2021	0.5%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund A Class - 06-531

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,481	$203,717	8,884
Receivables: investments sold	363
Payables: investments purchased	-
Net assets	$170,844

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,334	44,930	$1.90
Band 100	85,510	43,409	1.97
Band 75	-	-	2.04
Band 50	-	-	2.12
Band 25	-	-	2.20
Band 0	-	-	2.28
Total	$170,844	88,339

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,001
Mortality & expense charges			(2,027)
Net investment income (loss)			1,974

Gain (loss) on investments:
Net realized gain (loss)			1,827
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,207
Net gain (loss)			3,034

Increase (decrease) in net assets from operations			$5,008

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,974	$1,511
Net realized gain (loss)		1,827	(7,326)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,207	20,410

Increase (decrease) in net assets from operations		5,008	14,595

Contract owner transactions:
Proceeds from units sold		10,226	21,291
Cost of units redeemed		(22,841)	(40,192)
Account charges		(47)	(100)
Increase (decrease)		(12,662)	(19,001)
Net increase (decrease)		(7,654)	(4,406)
Net assets, beginning		178,498	182,904
Net assets, ending		$170,844	$178,498

Units sold		5,365	11,941
Units redeemed		(11,244)	(23,659)
Net increase (decrease)		(5,879)	(11,718)
Units outstanding, beginning		94,218	105,936
Units outstanding, ending		88,339	94,218

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,512,400
Cost of units redeemed/account charges			(3,728,408)
Net investment income (loss)			110,671
Net realized gain (loss)			191,854
Realized gain distributions			117,563
Net change in unrealized appreciation (depreciation)			(33,236)
Net assets			$170,844

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	45	$85	1.25%	1.9%	12/31/2024	$1.97	43	$86	1.00%	2.2%	12/31/2024	$2.04	0	$0	0.75%	2.4%
12/31/2023	1.86	49	92	1.25%	9.4%	12/31/2023	1.93	45	87	1.00%	9.7%	12/31/2023	1.99	0	0	0.75%	10.0%
12/31/2022	1.70	60	102	1.25%	-27.9%	12/31/2022	1.76	46	81	1.00%	-27.7%	12/31/2022	1.81	0	0	0.75%	-27.5%
12/31/2021	2.36	64	151	1.25%	25.8%	12/31/2021	2.43	55	134	1.00%	26.1%	12/31/2021	2.50	0	0	0.75%	26.5%
12/31/2020	1.88	109	204	1.25%	-6.0%	12/31/2020	1.93	50	96	1.00%	-5.8%	12/31/2020	1.98	0	0	0.75%	-5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	0	$0	0.50%	2.7%	12/31/2024	$2.20	0	$0	0.25%	2.9%	12/31/2024	$2.28	0	$0	0.00%	3.2%
12/31/2023	2.06	0	0	0.50%	10.3%	12/31/2023	2.14	0	0	0.25%	10.5%	12/31/2023	2.21	0	0	0.00%	10.8%
12/31/2022	1.87	0	0	0.50%	-27.3%	12/31/2022	1.93	0	0	0.25%	-27.2%	12/31/2022	1.99	0	0	0.00%	-27.0%
12/31/2021	2.58	0	0	0.50%	26.8%	12/31/2021	2.65	0	0	0.25%	27.1%	12/31/2021	2.73	0	0	0.00%	27.4%
12/31/2020	2.03	0	0	0.50%	-5.3%	12/31/2020	2.09	0	0	0.25%	-5.1%	12/31/2020	2.14	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.0%
2022	1.4%
2021	2.3%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund A Class - 06-458

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,631	$447,298	11,360
Receivables: investments sold	170
Payables: investments purchased	-
Net assets	$385,801

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$217,994	33,014	$6.60
Band 100	167,807	24,476	6.86
Band 75	-	-	7.12
Band 50	-	-	7.39
Band 25	-	-	7.67
Band 0	-	-	7.97
Total	$385,801	57,490

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,970
Mortality & expense charges			(5,302)
Net investment income (loss)			(2,332)

Gain (loss) on investments:
Net realized gain (loss)			7,593
Realized gain distributions			49,235
Net change in unrealized appreciation (depreciation)			(15,002)
Net gain (loss)			41,826

Increase (decrease) in net assets from operations			$39,494

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,332)	$(6,820)
Net realized gain (loss)		7,593	(45,553)
Realized gain distributions		49,235	23,020
Net change in unrealized appreciation (depreciation)		(15,002)	82,995

Increase (decrease) in net assets from operations		39,494	53,642

Contract owner transactions:
Proceeds from units sold		6,845	43,322
Cost of units redeemed		(119,261)	(315,849)
Account charges		(115)	(135)
Increase (decrease)		(112,531)	(272,662)
Net increase (decrease)		(73,037)	(219,020)
Net assets, beginning		458,838	677,858
Net assets, ending		$385,801	$458,838

Units sold		1,207	7,344
Units redeemed		(16,884)	(54,866)
Net increase (decrease)		(15,677)	(47,522)
Units outstanding, beginning		73,167	120,689
Units outstanding, ending		57,490	73,167

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,439,454
Cost of units redeemed/account charges			(10,599,268)
Net investment income (loss)			(238,958)
Net realized gain (loss)			(188,938)
Realized gain distributions			2,035,178
Net change in unrealized appreciation (depreciation)			(61,667)
Net assets			$385,801

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.60	33	$218	1.25%	7.2%	12/31/2024	$6.86	24	$168	1.00%	7.4%	12/31/2024	$7.12	0	$0	0.75%	7.7%
12/31/2023	6.16	37	227	1.25%	10.9%	12/31/2023	6.38	36	232	1.00%	11.2%	12/31/2023	6.61	0	0	0.75%	11.5%
12/31/2022	5.56	80	446	1.25%	-11.4%	12/31/2022	5.74	40	231	1.00%	-11.2%	12/31/2022	5.93	0	0	0.75%	-11.0%
12/31/2021	6.27	88	550	1.25%	4.7%	12/31/2021	6.46	63	407	1.00%	5.0%	12/31/2021	6.66	0	0	0.75%	5.2%
12/31/2020	5.99	100	599	1.25%	39.5%	12/31/2020	6.16	75	460	1.00%	39.8%	12/31/2020	6.33	0	0	0.75%	40.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.39	0	$0	0.50%	8.0%	12/31/2024	$7.67	0	$0	0.25%	8.2%	12/31/2024	$7.97	0	$0	0.00%	8.5%
12/31/2023	6.85	0	0	0.50%	11.8%	12/31/2023	7.09	0	0	0.25%	12.0%	12/31/2023	7.34	0	0	0.00%	12.3%
12/31/2022	6.13	0	0	0.50%	-10.8%	12/31/2022	6.33	0	0	0.25%	-10.5%	12/31/2022	6.54	0	0	0.00%	-10.3%
12/31/2021	6.86	0	0	0.50%	5.5%	12/31/2021	7.07	0	0	0.25%	5.7%	12/31/2021	7.29	0	0	0.00%	6.0%
12/31/2020	6.51	0	0	0.50%	40.5%	12/31/2020	6.69	0	0	0.25%	40.9%	12/31/2020	6.88	0	0	0.00%	41.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund Z Class - 06-459

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,522,076	$1,604,928	34,990
Receivables: investments sold	703
Payables: investments purchased	-
Net assets	$1,522,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,522,779	220,795	$6.90
Band 100	-	-	7.16
Band 75	-	-	7.44
Band 50	-	-	7.72
Band 25	-	-	8.02
Band 0	-	-	8.32
Total	$1,522,779	220,795

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,182
Mortality & expense charges			(20,544)
Net investment income (loss)			(8,362)

Gain (loss) on investments:
Net realized gain (loss)			31,418
Realized gain distributions			156,034
Net change in unrealized appreciation (depreciation)			(61,342)
Net gain (loss)			126,110

Increase (decrease) in net assets from operations			$117,748

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,362)	$(17,960)
Net realized gain (loss)		31,418	521
Realized gain distributions		156,034	62,838
Net change in unrealized appreciation (depreciation)		(61,342)	109,674

Increase (decrease) in net assets from operations		117,748	155,073

Contract owner transactions:
Proceeds from units sold		119,614	121,565
Cost of units redeemed		(258,866)	(182,239)
Account charges		(140)	(50)
Increase (decrease)		(139,392)	(60,724)
Net increase (decrease)		(21,644)	94,349
Net assets, beginning		1,544,423	1,450,074
Net assets, ending		$1,522,779	$1,544,423

Units sold		16,754	20,558
Units redeemed		(36,588)	(31,243)
Net increase (decrease)		(19,834)	(10,685)
Units outstanding, beginning		240,629	251,314
Units outstanding, ending		220,795	240,629

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,801,815
Cost of units redeemed/account charges			(13,450,818)
Net investment income (loss)			(484,848)
Net realized gain (loss)			445,340
Realized gain distributions			3,294,142
Net change in unrealized appreciation (depreciation)			(82,852)
Net assets			$1,522,779

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.90	221	$1,523	1.25%	7.5%	12/31/2024	$7.16	0	$0	1.00%	7.7%	12/31/2024	$7.44	0	$0	0.75%	8.0%
12/31/2023	6.42	241	1,544	1.25%	11.2%	12/31/2023	6.65	0	0	1.00%	11.5%	12/31/2023	6.88	0	0	0.75%	11.8%
12/31/2022	5.77	251	1,450	1.25%	-11.2%	12/31/2022	5.96	0	0	1.00%	-11.0%	12/31/2022	6.16	0	0	0.75%	-10.7%
12/31/2021	6.50	322	2,094	1.25%	5.0%	12/31/2021	6.69	0	0	1.00%	5.2%	12/31/2021	6.90	0	0	0.75%	5.5%
12/31/2020	6.19	319	1,976	1.25%	39.9%	12/31/2020	6.36	0	0	1.00%	40.3%	12/31/2020	6.54	0	0	0.75%	40.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.72	0	$0	0.50%	8.3%	12/31/2024	$8.02	0	$0	0.25%	8.5%	12/31/2024	$8.32	0	$0	0.00%	8.8%
12/31/2023	7.13	0	0	0.50%	12.1%	12/31/2023	7.38	0	0	0.25%	12.3%	12/31/2023	7.65	0	0	0.00%	12.6%
12/31/2022	6.36	0	0	0.50%	-10.5%	12/31/2022	6.57	0	0	0.25%	-10.3%	12/31/2022	6.79	0	0	0.00%	-10.1%
12/31/2021	7.11	0	0	0.50%	5.8%	12/31/2021	7.33	0	0	0.25%	6.0%	12/31/2021	7.55	0	0	0.00%	6.3%
12/31/2020	6.72	0	0	0.50%	41.0%	12/31/2020	6.91	0	0	0.25%	41.3%	12/31/2020	7.10	0	0	0.00%	41.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return R4 Retirement Class - 06-6CF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,919	$142,086	27,020
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$136,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,995	154,363	$0.89
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$136,995	154,363

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,286
Mortality & expense charges			(1,911)
Net investment income (loss)			3,375

Gain (loss) on investments:
Net realized gain (loss)			(1,316)
Realized gain distributions			1,183
Net change in unrealized appreciation (depreciation)			(5,235)
Net gain (loss)			(5,368)

Increase (decrease) in net assets from operations			$(1,993)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,375	$3,871
Net realized gain (loss)		(1,316)	(374)
Realized gain distributions		1,183	-
Net change in unrealized appreciation (depreciation)		(5,235)	8,447

Increase (decrease) in net assets from operations		(1,993)	11,944

Contract owner transactions:
Proceeds from units sold		33,324	31,918
Cost of units redeemed		(62,115)	(6,485)
Account charges		(499)	(482)
Increase (decrease)		(29,290)	24,951
Net increase (decrease)		(31,283)	36,895
Net assets, beginning		168,278	131,383
Net assets, ending		$136,995	$168,278

Units sold		37,394	37,695
Units redeemed		(70,419)	(8,314)
Net increase (decrease)		(33,025)	29,381
Units outstanding, beginning		187,388	158,007
Units outstanding, ending		154,363	187,388

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$211,033
Cost of units redeemed/account charges			(77,134)
Net investment income (loss)			9,245
Net realized gain (loss)			(2,165)
Realized gain distributions			1,183
Net change in unrealized appreciation (depreciation)			(5,167)
Net assets			$136,995

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.89	154	$137	1.25%	-1.2%	12/31/2024	$0.89	0	$0	1.00%	-0.9%	12/31/2024	$0.90	0	$0	0.75%	-0.7%
12/31/2023	0.90	187	168	1.25%	8.0%	12/31/2023	0.90	0	0	1.00%	8.3%	12/31/2023	0.91	0	0	0.75%	8.5%
12/31/2022	0.83	158	131	1.25%	-16.8%	12/31/2022	0.83	0	0	1.00%	-16.7%	12/31/2022	0.84	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.91	0	$0	0.50%	-0.4%	12/31/2024	$0.91	0	$0	0.25%	-0.2%	12/31/2024	$0.92	0	$0	0.00%	0.1%
12/31/2023	0.91	0	0	0.50%	8.8%	12/31/2023	0.91	0	0	0.25%	9.1%	12/31/2023	0.92	0	0	0.00%	9.4%
12/31/2022	0.84	0	0	0.50%	-16.3%	12/31/2022	0.84	0	0	0.25%	-16.1%	12/31/2022	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	3.8%
2022	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Absolute Return Bond R6 Class - 06-6XW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	1.25%	3.0%	12/31/2024	$1.03	0	$0	1.00%	3.1%	12/31/2024	$1.03	0	$0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	3.4%	12/31/2024	$1.04	0	$0	0.25%	3.5%	12/31/2024	$1.04	0	$0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jenn Intl Opps R6 Class - 06-6WK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	1.25%	-6.0%	12/31/2024	$0.94	0	$0	1.00%	-5.8%	12/31/2024	$0.94	0	$0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	0	$0	0.50%	-5.5%	12/31/2024	$0.95	0	$0	0.25%	-5.3%	12/31/2024	$0.95	0	$0	0.00%	-5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Small Cap Growth R6 Retirement Class - 06-6N4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,738	$149,905	1,890
Receivables: investments sold	162
Payables: investments purchased	-
Net assets	$149,900

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,900	107,822	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$149,900	107,822

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(532)
Net investment income (loss)			(532)

Gain (loss) on investments:
Net realized gain (loss)			142
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(167)
Net gain (loss)			(25)

Increase (decrease) in net assets from operations			$(557)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(532)	$-
Net realized gain (loss)		142	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(167)	-

Increase (decrease) in net assets from operations		(557)	-

Contract owner transactions:
Proceeds from units sold		153,496	-
Cost of units redeemed		(2,817)	-
Account charges		(222)	-
Increase (decrease)		150,457	-
Net increase (decrease)		149,900	-
Net assets, beginning		-	-
Net assets, ending		$149,900	$-

Units sold		109,902	-
Units redeemed		(2,080)	-
Net increase (decrease)		107,822	-
Units outstanding, beginning		-	-
Units outstanding, ending		107,822	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$153,496
Cost of units redeemed/account charges			(3,039)
Net investment income (loss)			(532)
Net realized gain (loss)			142
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(167)
Net assets			$149,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	108	$150	1.25%	21.9%	12/31/2024	$1.40	0	$0	1.00%	22.2%	12/31/2024	$1.40	0	$0	0.75%	22.6%
12/31/2023	1.14	0	0	1.25%	14.0%	12/31/2023	1.14	0	0	1.00%	14.2%	12/31/2023	1.14	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	22.9%	12/31/2024	$1.41	0	$0	0.25%	23.2%	12/31/2024	$1.42	0	$0	0.00%	23.5%
12/31/2023	1.15	0	0	0.50%	14.6%	12/31/2023	1.15	0	0	0.25%	14.8%	12/31/2023	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Global Health Care R6 Retirement Class - 06-6PT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	1.25%	0.3%	12/31/2024	$1.08	0	$0	1.00%	0.6%	12/31/2024	$1.08	0	$0	0.75%	0.8%
12/31/2023	1.07	0	0	1.25%	6.9%	12/31/2023	1.07	0	0	1.00%	7.0%	12/31/2023	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	1.1%	12/31/2024	$1.09	0	$0	0.25%	1.4%	12/31/2024	$1.09	0	$0	0.00%	1.6%
12/31/2023	1.07	0	0	0.50%	7.2%	12/31/2023	1.07	0	0	0.25%	7.3%	12/31/2023	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Core Equity R6 Retirement Class - 06-6RM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,760	$45,930	1,219
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$52,763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,763	36,637	$1.44
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.46
Total	$52,763	36,637

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$395
Mortality & expense charges			(550)
Net investment income (loss)			(155)

Gain (loss) on investments:
Net realized gain (loss)			434
Realized gain distributions			1,872
Net change in unrealized appreciation (depreciation)			6,830
Net gain (loss)			9,136

Increase (decrease) in net assets from operations			$8,981

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(155)	$-
Net realized gain (loss)		434	-
Realized gain distributions		1,872	-
Net change in unrealized appreciation (depreciation)		6,830	-

Increase (decrease) in net assets from operations		8,981	-

Contract owner transactions:
Proceeds from units sold		52,175	-
Cost of units redeemed		(8,246)	-
Account charges		(147)	-
Increase (decrease)		43,782	-
Net increase (decrease)		52,763	-
Net assets, beginning		-	-
Net assets, ending		$52,763	$-

Units sold		43,476	-
Units redeemed		(6,839)	-
Net increase (decrease)		36,637	-
Units outstanding, beginning		-	-
Units outstanding, ending		36,637	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$52,175
Cost of units redeemed/account charges			(8,393)
Net investment income (loss)			(155)
Net realized gain (loss)			434
Realized gain distributions			1,872
Net change in unrealized appreciation (depreciation)			6,830
Net assets			$52,763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	37	$53	1.25%	25.0%	12/31/2024	$1.44	0	$0	1.00%	25.3%	12/31/2024	$1.45	0	$0	0.75%	25.6%
12/31/2023	1.15	0	0	1.25%	15.2%	12/31/2023	1.15	0	0	1.00%	15.3%	12/31/2023	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	25.9%	12/31/2024	$1.46	0	$0	0.25%	26.3%	12/31/2024	$1.46	0	$0	0.00%	26.6%
12/31/2023	1.15	0	0	0.50%	15.4%	12/31/2023	1.15	0	0	0.25%	15.4%	12/31/2023	1.15	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund A Class - 06-938

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,196,945	$988,686	17,246
Receivables: investments sold	1,316
Payables: investments purchased	-
Net assets	$1,198,261

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,198,261	293,587	$4.08
Band 100	-	-	4.18
Band 75	-	-	4.29
Band 50	-	-	4.40
Band 25	-	-	4.51
Band 0	-	-	4.62
Total	$1,198,261	293,587

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,639)
Net investment income (loss)			(12,639)

Gain (loss) on investments:
Net realized gain (loss)			138,232
Realized gain distributions			50,374
Net change in unrealized appreciation (depreciation)			85,597
Net gain (loss)			274,203

Increase (decrease) in net assets from operations			$261,564

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,639)	$(7,594)
Net realized gain (loss)		138,232	(3,323)
Realized gain distributions		50,374	3,775
Net change in unrealized appreciation (depreciation)		85,597	226,217

Increase (decrease) in net assets from operations		261,564	219,075

Contract owner transactions:
Proceeds from units sold		609,019	251,016
Cost of units redeemed		(444,151)	(177,070)
Account charges		(215)	(320)
Increase (decrease)		164,653	73,626
Net increase (decrease)		426,217	292,701
Net assets, beginning		772,044	479,343
Net assets, ending		$1,198,261	$772,044

Units sold		169,919	96,611
Units redeemed		(125,207)	(67,840)
Net increase (decrease)		44,712	28,771
Units outstanding, beginning		248,875	220,104
Units outstanding, ending		293,587	248,875

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,160,011
Cost of units redeemed/account charges			(1,491,797)
Net investment income (loss)			(40,454)
Net realized gain (loss)			189,539
Realized gain distributions			172,703
Net change in unrealized appreciation (depreciation)			208,259
Net assets			$1,198,261

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.08	294	$1,198	1.25%	31.6%	12/31/2024	$4.18	0	$0	1.00%	31.9%	12/31/2024	$4.29	0	$0	0.75%	32.2%
12/31/2023	3.10	249	772	1.25%	42.4%	12/31/2023	3.17	0	0	1.00%	42.8%	12/31/2023	3.24	0	0	0.75%	43.2%
12/31/2022	2.18	220	479	1.25%	-31.2%	12/31/2022	2.22	0	0	1.00%	-31.0%	12/31/2022	2.27	0	0	0.75%	-30.9%
12/31/2021	3.17	205	651	1.25%	21.0%	12/31/2021	3.22	0	0	1.00%	21.3%	12/31/2021	3.28	0	0	0.75%	21.6%
12/31/2020	2.62	264	691	1.25%	36.7%	12/31/2020	2.66	0	0	1.00%	37.0%	12/31/2020	2.70	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.40	0	$0	0.50%	32.6%	12/31/2024	$4.51	0	$0	0.25%	32.9%	12/31/2024	$4.62	0	$0	0.00%	33.2%
12/31/2023	3.32	0	0	0.50%	43.5%	12/31/2023	3.39	0	0	0.25%	43.9%	12/31/2023	3.47	0	0	0.00%	44.2%
12/31/2022	2.31	0	0	0.50%	-30.7%	12/31/2022	2.36	0	0	0.25%	-30.5%	12/31/2022	2.41	0	0	0.00%	-30.3%
12/31/2021	3.34	0	0	0.50%	21.9%	12/31/2021	3.39	0	0	0.25%	22.2%	12/31/2021	3.45	0	0	0.00%	22.5%
12/31/2020	2.74	0	0	0.50%	37.7%	12/31/2020	2.78	0	0	0.25%	38.1%	12/31/2020	2.82	0	0	0.00%	38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	0	$0	1.25%	4.8%	12/31/2024	$1.05	0	$0	1.00%	5.1%	12/31/2024	$1.07	0	$0	0.75%	5.4%
12/31/2023	0.99	0	0	1.25%	3.8%	12/31/2023	1.00	0	0	1.00%	4.0%	12/31/2023	1.02	0	0	0.75%	4.3%
12/31/2022	0.95	0	0	1.25%	-4.1%	12/31/2022	0.96	0	0	1.00%	-3.9%	12/31/2022	0.98	0	0	0.75%	-3.6%
12/31/2021	0.99	0	0	1.25%	-7.8%	12/31/2021	1.00	0	0	1.00%	-7.6%	12/31/2021	1.01	0	0	0.75%	-7.4%
12/31/2020	1.08	0	0	1.25%	-1.2%	12/31/2020	1.09	0	0	1.00%	-1.0%	12/31/2020	1.09	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	5.6%	12/31/2024	$1.11	0	$0	0.25%	5.9%	12/31/2024	$1.13	0	$0	0.00%	6.2%
12/31/2023	1.03	0	0	0.50%	4.6%	12/31/2023	1.05	0	0	0.25%	4.8%	12/31/2023	1.07	0	0	0.00%	5.1%
12/31/2022	0.99	0	0	0.50%	-3.4%	12/31/2022	1.00	0	0	0.25%	-3.2%	12/31/2022	1.01	0	0	0.00%	-2.9%
12/31/2021	1.02	0	0	0.50%	-7.1%	12/31/2021	1.03	0	0	0.25%	-6.9%	12/31/2021	1.04	0	0	0.00%	-6.7%
12/31/2020	1.10	0	0	0.50%	-0.5%	12/31/2020	1.11	0	0	0.25%	-0.3%	12/31/2020	1.12	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	1.25%	14.6%	12/31/2024	$1.50	0	$0	1.00%	14.9%	12/31/2024	$1.52	0	$0	0.75%	15.2%
12/31/2023	1.28	0	0	1.25%	16.1%	12/31/2023	1.30	0	0	1.00%	16.4%	12/31/2023	1.32	0	0	0.75%	16.7%
12/31/2022	1.11	0	0	1.25%	-16.8%	12/31/2022	1.12	0	0	1.00%	-16.6%	12/31/2022	1.13	0	0	0.75%	-16.3%
12/31/2021	1.33	0	0	1.25%	11.9%	12/31/2021	1.34	0	0	1.00%	12.2%	12/31/2021	1.35	0	0	0.75%	12.5%
12/31/2020	1.19	0	0	1.25%	11.1%	12/31/2020	1.20	0	0	1.00%	11.4%	12/31/2020	1.20	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	15.4%	12/31/2024	$1.58	0	$0	0.25%	15.7%	12/31/2024	$1.61	0	$0	0.00%	16.0%
12/31/2023	1.34	0	0	0.50%	17.0%	12/31/2023	1.36	0	0	0.25%	17.3%	12/31/2023	1.38	0	0	0.00%	17.6%
12/31/2022	1.15	0	0	0.50%	-16.1%	12/31/2022	1.16	0	0	0.25%	-15.9%	12/31/2022	1.18	0	0	0.00%	-15.7%
12/31/2021	1.37	0	0	0.50%	12.8%	12/31/2021	1.38	0	0	0.25%	13.0%	12/31/2021	1.40	0	0	0.00%	13.3%
12/31/2020	1.21	0	0	0.50%	11.9%	12/31/2020	1.22	0	0	0.25%	12.2%	12/31/2020	1.23	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$422,857	$409,864	26,638
Receivables: investments sold	969
Payables: investments purchased	-
Net assets	$423,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$423,826	281,399	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$423,826	281,399

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,936
Mortality & expense charges			(5,222)
Net investment income (loss)			5,714

Gain (loss) on investments:
Net realized gain (loss)			7,800
Realized gain distributions			33,867
Net change in unrealized appreciation (depreciation)			11,774
Net gain (loss)			53,441

Increase (decrease) in net assets from operations			$59,155

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,714	$3,306
Net realized gain (loss)		7,800	(311)
Realized gain distributions		33,867	6,562
Net change in unrealized appreciation (depreciation)		11,774	52,761

Increase (decrease) in net assets from operations		59,155	62,318

Contract owner transactions:
Proceeds from units sold		34,809	12,707
Cost of units redeemed		(114,588)	-
Account charges		(294)	(189)
Increase (decrease)		(80,073)	12,518
Net increase (decrease)		(20,918)	74,836
Net assets, beginning		444,744	369,908
Net assets, ending		$423,826	$444,744

Units sold		24,132	10,676
Units redeemed		(81,982)	(156)
Net increase (decrease)		(57,850)	10,520
Units outstanding, beginning		339,249	328,729
Units outstanding, ending		281,399	339,249

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$682,407
Cost of units redeemed/account charges			(397,720)
Net investment income (loss)			13,416
Net realized gain (loss)			(1,732)
Realized gain distributions			114,462
Net change in unrealized appreciation (depreciation)			12,993
Net assets			$423,826

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	281	$424	1.25%	14.9%	12/31/2024	$1.53	0	$0	1.00%	15.2%	12/31/2024	$1.56	0	$0	0.75%	15.5%
12/31/2023	1.31	339	445	1.25%	16.5%	12/31/2023	1.33	0	0	1.00%	16.8%	12/31/2023	1.35	0	0	0.75%	17.1%
12/31/2022	1.13	329	370	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.35	432	581	1.25%	12.4%	12/31/2021	1.36	0	0	1.00%	12.7%	12/31/2021	1.37	0	0	0.75%	12.9%
12/31/2020	1.20	418	501	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.22	0	0	0.75%	11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	15.8%	12/31/2024	$1.62	0	$0	0.25%	16.0%	12/31/2024	$1.64	0	$0	0.00%	16.3%
12/31/2023	1.37	0	0	0.50%	17.4%	12/31/2023	1.39	0	0	0.25%	17.7%	12/31/2023	1.41	0	0	0.00%	18.0%
12/31/2022	1.17	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.20	0	0	0.00%	-15.4%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.5%	12/31/2021	1.42	0	0	0.00%	13.8%
12/31/2020	1.23	0	0	0.50%	12.2%	12/31/2020	1.24	0	0	0.25%	12.5%	12/31/2020	1.25	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.0%
2022	1.6%
2021	1.3%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			7

Increase (decrease) in net assets from operations			$7

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		7	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		7	-

Contract owner transactions:
Proceeds from units sold		157	-
Cost of units redeemed		(164)	-
Account charges		-	-
Increase (decrease)		(7)	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		113	-
Units redeemed		(113)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,699,404
Cost of units redeemed/account charges			(32,334,279)
Net investment income (loss)			100,335
Net realized gain (loss)			1,534,540
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	0	$0	1.25%	14.8%	12/31/2024	$1.52	0	$0	1.00%	15.1%	12/31/2024	$1.55	0	$0	0.75%	15.4%
12/31/2023	1.30	0	0	1.25%	16.4%	12/31/2023	1.32	0	0	1.00%	16.7%	12/31/2023	1.34	0	0	0.75%	17.0%
12/31/2022	1.12	0	0	1.25%	-16.6%	12/31/2022	1.13	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.34	0	0	1.25%	12.3%	12/31/2021	1.36	0	0	1.00%	12.6%	12/31/2021	1.37	0	0	0.75%	12.8%
12/31/2020	1.20	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.6%	12/31/2020	1.21	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	15.7%	12/31/2024	$1.61	0	$0	0.25%	16.0%	12/31/2024	$1.63	0	$0	0.00%	16.3%
12/31/2023	1.36	0	0	0.50%	17.3%	12/31/2023	1.38	0	0	0.25%	17.6%	12/31/2023	1.41	0	0	0.00%	17.9%
12/31/2022	1.16	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.7%	12/31/2022	1.19	0	0	0.00%	-15.5%
12/31/2021	1.38	0	0	0.50%	13.1%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.22	0	0	0.50%	12.1%	12/31/2020	1.23	0	0	0.25%	12.4%	12/31/2020	1.24	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,516
Cost of units redeemed/account charges			(2,541)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	1.25%	8.2%	12/31/2024	$1.20	0	$0	1.00%	8.5%	12/31/2024	$1.22	0	$0	0.75%	8.8%
12/31/2023	1.09	0	0	1.25%	9.8%	12/31/2023	1.11	0	0	1.00%	10.0%	12/31/2023	1.13	0	0	0.75%	10.3%
12/31/2022	1.00	0	0	1.25%	-15.7%	12/31/2022	1.01	0	0	1.00%	-15.5%	12/31/2022	1.02	0	0	0.75%	-15.3%
12/31/2021	1.18	0	0	1.25%	4.3%	12/31/2021	1.19	0	0	1.00%	4.6%	12/31/2021	1.21	0	0	0.75%	4.9%
12/31/2020	1.13	0	0	1.25%	8.7%	12/31/2020	1.14	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	9.0%	12/31/2024	$1.27	0	$0	0.25%	9.3%	12/31/2024	$1.29	0	$0	0.00%	9.6%
12/31/2023	1.14	0	0	0.50%	10.6%	12/31/2023	1.16	0	0	0.25%	10.9%	12/31/2023	1.18	0	0	0.00%	11.1%
12/31/2022	1.03	0	0	0.50%	-15.1%	12/31/2022	1.05	0	0	0.25%	-14.9%	12/31/2022	1.06	0	0	0.00%	-14.7%
12/31/2021	1.22	0	0	0.50%	5.1%	12/31/2021	1.23	0	0	0.25%	5.4%	12/31/2021	1.24	0	0	0.00%	5.6%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.18	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238	$230	22
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238	197	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$238	197

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13
Mortality & expense charges			(5)
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			29
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			14
Net gain (loss)			47

Increase (decrease) in net assets from operations			$55

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$2
Net realized gain (loss)		29	-
Realized gain distributions		4	-
Net change in unrealized appreciation (depreciation)		14	18

Increase (decrease) in net assets from operations		55	20

Contract owner transactions:
Proceeds from units sold		708	-
Cost of units redeemed		(738)	-
Account charges		(8)	(2)
Increase (decrease)		(38)	(2)
Net increase (decrease)		17	18
Net assets, beginning		221	203
Net assets, ending		$238	$221

Units sold		627	-
Units redeemed		(628)	(2)
Net increase (decrease)		(1)	(2)
Units outstanding, beginning		198	200
Units outstanding, ending		197	198

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,151
Cost of units redeemed/account charges			(13,124)
Net investment income (loss)			143
Net realized gain (loss)			(1,596)
Realized gain distributions			656
Net change in unrealized appreciation (depreciation)			8
Net assets			$238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	8.6%	12/31/2024	$1.23	0	$0	1.00%	8.9%	12/31/2024	$1.25	0	$0	0.75%	9.2%
12/31/2023	1.11	0	0	1.25%	10.1%	12/31/2023	1.13	0	0	1.00%	10.4%	12/31/2023	1.15	0	0	0.75%	10.7%
12/31/2022	1.01	0	0	1.25%	-15.4%	12/31/2022	1.03	0	0	1.00%	-15.2%	12/31/2022	1.04	0	0	0.75%	-15.0%
12/31/2021	1.20	11	13	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	11	13	1.25%	9.1%	12/31/2020	1.15	0	0	1.00%	9.4%	12/31/2020	1.16	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	9.4%	12/31/2024	$1.30	0	$0	0.25%	9.7%	12/31/2024	$1.32	0	$0	0.00%	10.0%
12/31/2023	1.17	0	0	0.50%	10.9%	12/31/2023	1.18	0	0	0.25%	11.2%	12/31/2023	1.20	0	0	0.00%	11.5%
12/31/2022	1.05	0	0	0.50%	-14.8%	12/31/2022	1.06	0	0	0.25%	-14.6%	12/31/2022	1.08	0	0	0.00%	-14.4%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.25	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.2%	12/31/2020	1.19	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	2.4%
2022	2.4%
2021	1.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$266,410
Cost of units redeemed/account charges			(276,771)
Net investment income (loss)			1,082
Net realized gain (loss)			9,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	8.5%	12/31/2024	$1.22	0	$0	1.00%	8.8%	12/31/2024	$1.25	0	$0	0.75%	9.1%
12/31/2023	1.11	0	0	1.25%	10.0%	12/31/2023	1.13	0	0	1.00%	10.3%	12/31/2023	1.14	0	0	0.75%	10.5%
12/31/2022	1.01	0	0	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.19	0	0	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	0	0	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	9.3%	12/31/2024	$1.29	0	$0	0.25%	9.6%	12/31/2024	$1.31	0	$0	0.00%	9.9%
12/31/2023	1.16	0	0	0.50%	10.8%	12/31/2023	1.18	0	0	0.25%	11.1%	12/31/2023	1.20	0	0	0.00%	11.4%
12/31/2022	1.05	0	0	0.50%	-14.9%	12/31/2022	1.06	0	0	0.25%	-14.7%	12/31/2022	1.07	0	0	0.00%	-14.5%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.8%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.18	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(2)
Net realized gain (loss)		-	34
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	4

Increase (decrease) in net assets from operations		-	36

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(323)
Account charges		-	(1)
Increase (decrease)		-	(324)
Net increase (decrease)		-	(288)
Net assets, beginning		-	288
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(251)
Net increase (decrease)		-	(251)
Units outstanding, beginning		-	251
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,052
Cost of units redeemed/account charges			(19,904)
Net investment income (loss)			305
Net realized gain (loss)			4,473
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	1.25%	17.6%	12/31/2024	$1.64	0	$0	1.00%	17.9%	12/31/2024	$1.67	0	$0	0.75%	18.2%
12/31/2023	1.37	0	0	1.25%	19.3%	12/31/2023	1.39	0	0	1.00%	19.6%	12/31/2023	1.41	0	0	0.75%	19.9%
12/31/2022	1.15	0	0	1.25%	-18.0%	12/31/2022	1.16	0	0	1.00%	-17.8%	12/31/2022	1.18	0	0	0.75%	-17.6%
12/31/2021	1.40	0	1	1.25%	15.3%	12/31/2021	1.41	0	0	1.00%	15.6%	12/31/2021	1.43	0	0	0.75%	15.9%
12/31/2020	1.21	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	18.4%	12/31/2024	$1.73	0	$0	0.25%	18.7%	12/31/2024	$1.76	0	$0	0.00%	19.0%
12/31/2023	1.43	0	0	0.50%	20.2%	12/31/2023	1.45	0	0	0.25%	20.5%	12/31/2023	1.48	0	0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-17.4%	12/31/2022	1.21	0	0	0.25%	-17.2%	12/31/2022	1.22	0	0	0.00%	-17.0%
12/31/2021	1.44	0	0	0.50%	16.2%	12/31/2021	1.46	0	0	0.25%	16.5%	12/31/2021	1.47	0	0	0.00%	16.8%
12/31/2020	1.24	0	0	0.50%	13.8%	12/31/2020	1.25	0	0	0.25%	14.1%	12/31/2020	1.26	13	17	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	2.0%
2021	0.1%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,265	$19,876	981
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$19,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,414	11,768	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$19,414	11,768

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$403
Mortality & expense charges			(108)
Net investment income (loss)			295

Gain (loss) on investments:
Net realized gain (loss)			17
Realized gain distributions			1,506
Net change in unrealized appreciation (depreciation)			(742)
Net gain (loss)			781

Increase (decrease) in net assets from operations			$1,076

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$295	$31
Net realized gain (loss)		17	1
Realized gain distributions		1,506	29
Net change in unrealized appreciation (depreciation)		(742)	137

Increase (decrease) in net assets from operations		1,076	198

Contract owner transactions:
Proceeds from units sold		16,597	1,090
Cost of units redeemed		-	-
Account charges		(24)	(2)
Increase (decrease)		16,573	1,088
Net increase (decrease)		17,649	1,286
Net assets, beginning		1,765	479
Net assets, ending		$19,414	$1,765

Units sold		10,521	853
Units redeemed		(15)	(1)
Net increase (decrease)		10,506	852
Units outstanding, beginning		1,262	410
Units outstanding, ending		11,768	1,262

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55,473
Cost of units redeemed/account charges			(36,907)
Net investment income (loss)			412
Net realized gain (loss)			(1,864)
Realized gain distributions			2,911
Net change in unrealized appreciation (depreciation)			(611)
Net assets			$19,414

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	12	$19	1.25%	17.9%	12/31/2024	$1.68	0	$0	1.00%	18.2%	12/31/2024	$1.71	0	$0	0.75%	18.5%
12/31/2023	1.40	1	2	1.25%	19.7%	12/31/2023	1.42	0	0	1.00%	20.0%	12/31/2023	1.44	0	0	0.75%	20.3%
12/31/2022	1.17	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	6	8	1.25%	15.7%	12/31/2021	1.44	0	0	1.00%	16.0%	12/31/2021	1.45	0	0	0.75%	16.3%
12/31/2020	1.23	3	4	1.25%	13.3%	12/31/2020	1.24	0	0	1.00%	13.6%	12/31/2020	1.25	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	18.8%	12/31/2024	$1.77	0	$0	0.25%	19.1%	12/31/2024	$1.80	0	$0	0.00%	19.4%
12/31/2023	1.46	0	0	0.50%	20.6%	12/31/2023	1.49	0	0	0.25%	20.9%	12/31/2023	1.51	0	0	0.00%	21.2%
12/31/2022	1.21	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.24	0	0	0.00%	-16.7%
12/31/2021	1.46	0	0	0.50%	16.6%	12/31/2021	1.48	0	0	0.25%	16.9%	12/31/2021	1.49	0	0	0.00%	17.2%
12/31/2020	1.26	0	0	0.50%	14.2%	12/31/2020	1.27	0	0	0.25%	14.5%	12/31/2020	1.28	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.8%
2023	3.8%
2022	0.1%
2021	2.0%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$149
Cost of units redeemed/account charges			(151)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	1.25%	17.9%	12/31/2024	$1.67	0	$0	1.00%	18.2%	12/31/2024	$1.70	0	$0	0.75%	18.5%
12/31/2023	1.39	0	0	1.25%	19.5%	12/31/2023	1.41	0	0	1.00%	19.8%	12/31/2023	1.43	0	0	0.75%	20.1%
12/31/2022	1.16	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.19	0	0	0.75%	-17.4%
12/31/2021	1.41	0	0	1.25%	15.6%	12/31/2021	1.43	0	0	1.00%	15.9%	12/31/2021	1.44	0	0	0.75%	16.2%
12/31/2020	1.22	0	0	1.25%	13.2%	12/31/2020	1.23	0	0	1.00%	13.5%	12/31/2020	1.24	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	0	$0	0.50%	18.8%	12/31/2024	$1.76	0	$0	0.25%	19.1%	12/31/2024	$1.79	0	$0	0.00%	19.4%
12/31/2023	1.45	0	0	0.50%	20.4%	12/31/2023	1.48	0	0	0.25%	20.7%	12/31/2023	1.50	0	0	0.00%	21.0%
12/31/2022	1.21	0	0	0.50%	-17.2%	12/31/2022	1.22	0	0	0.25%	-17.0%	12/31/2022	1.24	0	0	0.00%	-16.8%
12/31/2021	1.46	0	0	0.50%	16.5%	12/31/2021	1.47	0	0	0.25%	16.8%	12/31/2021	1.49	0	0	0.00%	17.1%
12/31/2020	1.25	0	0	0.50%	14.1%	12/31/2020	1.26	0	0	0.25%	14.4%	12/31/2020	1.27	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value A Class - 06-FCG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,510,224	$3,316,862	102,066
Receivables: investments sold	8,023
Payables: investments purchased	-
Net assets	$3,518,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,518,247	1,595,073	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.29
Band 50	-	-	2.34
Band 25	-	-	2.38
Band 0	-	-	2.43
Total	$3,518,247	1,595,073

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,718
Mortality & expense charges			(42,735)
Net investment income (loss)			(5,017)

Gain (loss) on investments:
Net realized gain (loss)			249,035
Realized gain distributions			187,638
Net change in unrealized appreciation (depreciation)			74,267
Net gain (loss)			510,940

Increase (decrease) in net assets from operations			$505,923

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,017)	$5,991
Net realized gain (loss)		249,035	269
Realized gain distributions		187,638	90,497
Net change in unrealized appreciation (depreciation)		74,267	192,950

Increase (decrease) in net assets from operations		505,923	289,707

Contract owner transactions:
Proceeds from units sold		2,214,164	1,283,497
Cost of units redeemed		(2,121,112)	(341,100)
Account charges		(1,675)	(572)
Increase (decrease)		91,377	941,825
Net increase (decrease)		597,300	1,231,532
Net assets, beginning		2,920,947	1,689,415
Net assets, ending		$3,518,247	$2,920,947

Units sold		1,057,271	728,680
Units redeemed		(1,018,483)	(198,253)
Net increase (decrease)		38,788	530,427
Units outstanding, beginning		1,556,285	1,025,858
Units outstanding, ending		1,595,073	1,556,285

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,649,585
Cost of units redeemed/account charges			(4,231,211)
Net investment income (loss)			15,429
Net realized gain (loss)			433,996
Realized gain distributions			457,086
Net change in unrealized appreciation (depreciation)			193,362
Net assets			$3,518,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	1,595	$3,518	1.25%	17.5%	12/31/2024	$2.25	0	$0	1.00%	17.8%	12/31/2024	$2.29	0	$0	0.75%	18.1%
12/31/2023	1.88	1,556	2,921	1.25%	14.0%	12/31/2023	1.91	0	0	1.00%	14.3%	12/31/2023	1.94	0	0	0.75%	14.5%
12/31/2022	1.65	1,026	1,689	1.25%	-4.3%	12/31/2022	1.67	0	0	1.00%	-4.1%	12/31/2022	1.70	0	0	0.75%	-3.8%
12/31/2021	1.72	393	675	1.25%	25.3%	12/31/2021	1.74	0	0	1.00%	25.6%	12/31/2021	1.76	0	0	0.75%	25.9%
12/31/2020	1.37	527	724	1.25%	4.5%	12/31/2020	1.39	0	0	1.00%	4.8%	12/31/2020	1.40	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	0	$0	0.50%	18.4%	12/31/2024	$2.38	0	$0	0.25%	18.7%	12/31/2024	$2.43	0	$0	0.00%	19.0%
12/31/2023	1.97	0	0	0.50%	14.8%	12/31/2023	2.01	0	0	0.25%	15.1%	12/31/2023	2.04	0	0	0.00%	15.4%
12/31/2022	1.72	0	0	0.50%	-3.6%	12/31/2022	1.74	0	0	0.25%	-3.3%	12/31/2022	1.77	0	0	0.00%	-3.1%
12/31/2021	1.78	0	0	0.50%	26.2%	12/31/2021	1.80	0	0	0.25%	26.5%	12/31/2021	1.83	0	0	0.00%	26.8%
12/31/2020	1.41	0	0	0.50%	5.3%	12/31/2020	1.43	0	0	0.25%	5.6%	12/31/2020	1.44	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	2.3%
2021	1.2%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value Y Class - 06-FCF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,691,575	$1,643,117	49,372
Receivables: investments sold	10,772
Payables: investments purchased	-
Net assets	$1,702,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,702,347	756,805	$2.25
Band 100	-	-	2.29
Band 75	-	-	2.34
Band 50	-	-	2.38
Band 25	-	-	2.43
Band 0	-	-	2.48
Total	$1,702,347	756,805

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,521
Mortality & expense charges			(38,624)
Net investment income (loss)			4,897

Gain (loss) on investments:
Net realized gain (loss)			572,979
Realized gain distributions			175,754
Net change in unrealized appreciation (depreciation)			(214,853)
Net gain (loss)			533,880

Increase (decrease) in net assets from operations			$538,777

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,897	$11,544
Net realized gain (loss)		572,979	14,527
Realized gain distributions		175,754	95,388
Net change in unrealized appreciation (depreciation)		(214,853)	184,713

Increase (decrease) in net assets from operations		538,777	306,172

Contract owner transactions:
Proceeds from units sold		1,129,114	663,916
Cost of units redeemed		(2,650,881)	(87,860)
Account charges		(2,581)	(1,077)
Increase (decrease)		(1,524,348)	574,979
Net increase (decrease)		(985,571)	881,151
Net assets, beginning		2,687,918	1,806,767
Net assets, ending		$1,702,347	$2,687,918

Units sold		506,216	377,146
Units redeemed		(1,157,642)	(50,024)
Net increase (decrease)		(651,426)	327,122
Units outstanding, beginning		1,408,231	1,081,109
Units outstanding, ending		756,805	1,408,231

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,275,063
Cost of units redeemed/account charges			(3,882,968)
Net investment income (loss)			45,786
Net realized gain (loss)			679,708
Realized gain distributions			536,300
Net change in unrealized appreciation (depreciation)			48,458
Net assets			$1,702,347

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.25	757	$1,702	1.25%	17.8%	12/31/2024	$2.29	0	$0	1.00%	18.1%	12/31/2024	$2.34	0	$0	0.75%	18.4%
12/31/2023	1.91	1,408	2,688	1.25%	14.2%	12/31/2023	1.94	0	0	1.00%	14.5%	12/31/2023	1.97	0	0	0.75%	14.8%
12/31/2022	1.67	1,081	1,807	1.25%	-4.0%	12/31/2022	1.70	0	0	1.00%	-3.8%	12/31/2022	1.72	0	0	0.75%	-3.6%
12/31/2021	1.74	994	1,731	1.25%	25.6%	12/31/2021	1.76	0	0	1.00%	25.9%	12/31/2021	1.78	0	0	0.75%	26.2%
12/31/2020	1.39	949	1,316	1.25%	4.8%	12/31/2020	1.40	0	0	1.00%	5.0%	12/31/2020	1.41	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.38	0	$0	0.50%	18.7%	12/31/2024	$2.43	0	$0	0.25%	19.0%	12/31/2024	$2.48	0	$0	0.00%	19.3%
12/31/2023	2.01	0	0	0.50%	15.1%	12/31/2023	2.04	0	0	0.25%	15.4%	12/31/2023	2.08	0	0	0.00%	15.6%
12/31/2022	1.75	0	0	0.50%	-3.3%	12/31/2022	1.77	0	0	0.25%	-3.1%	12/31/2022	1.80	0	0	0.00%	-2.8%
12/31/2021	1.81	0	0	0.50%	26.5%	12/31/2021	1.83	0	0	0.25%	26.9%	12/31/2021	1.85	0	0	0.00%	27.2%
12/31/2020	1.43	0	0	0.50%	5.5%	12/31/2020	1.44	0	0	0.25%	5.8%	12/31/2020	1.45	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.7%
2022	2.0%
2021	1.3%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund R6 Class - 06-GCG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,249,508	$2,513,100	41,710
Receivables: investments sold	-
Payables: investments purchased	(80,315)
Net assets	$3,169,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,169,193	955,015	$3.32
Band 100	-	-	3.38
Band 75	-	-	3.45
Band 50	-	-	3.51
Band 25	-	-	3.58
Band 0	-	-	3.65
Total	$3,169,193	955,015

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,525)
Net investment income (loss)			(29,525)

Gain (loss) on investments:
Net realized gain (loss)			151,908
Realized gain distributions			130,727
Net change in unrealized appreciation (depreciation)			391,758
Net gain (loss)			674,393

Increase (decrease) in net assets from operations			$644,868

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,525)	$(21,397)
Net realized gain (loss)		151,908	10,275
Realized gain distributions		130,727	8,835
Net change in unrealized appreciation (depreciation)		391,758	616,699

Increase (decrease) in net assets from operations		644,868	614,412

Contract owner transactions:
Proceeds from units sold		1,174,850	204,783
Cost of units redeemed		(573,214)	(352,827)
Account charges		(9,615)	(6,802)
Increase (decrease)		592,021	(154,846)
Net increase (decrease)		1,236,889	459,566
Net assets, beginning		1,932,304	1,472,738
Net assets, ending		$3,169,193	$1,932,304

Units sold		379,158	95,923
Units redeemed		(192,962)	(164,581)
Net increase (decrease)		186,196	(68,658)
Units outstanding, beginning		768,819	837,477
Units outstanding, ending		955,015	768,819

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,260,036
Cost of units redeemed/account charges			(2,677,967)
Net investment income (loss)			(129,124)
Net realized gain (loss)			448,732
Realized gain distributions			531,108
Net change in unrealized appreciation (depreciation)			736,408
Net assets			$3,169,193

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	955	$3,169	1.25%	32.0%	12/31/2024	$3.38	0	$0	1.00%	32.4%	12/31/2024	$3.45	0	$0	0.75%	32.7%
12/31/2023	2.51	769	1,932	1.25%	42.9%	12/31/2023	2.55	0	0	1.00%	43.3%	12/31/2023	2.60	0	0	0.75%	43.6%
12/31/2022	1.76	837	1,473	1.25%	-31.0%	12/31/2022	1.78	0	0	1.00%	-30.8%	12/31/2022	1.81	0	0	0.75%	-30.6%
12/31/2021	2.55	1,066	2,715	1.25%	21.4%	12/31/2021	2.58	0	0	1.00%	21.7%	12/31/2021	2.61	0	0	0.75%	22.0%
12/31/2020	2.10	897	1,882	1.25%	37.2%	12/31/2020	2.12	0	0	1.00%	37.5%	12/31/2020	2.14	0	0	0.75%	37.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.51	0	$0	0.50%	33.0%	12/31/2024	$3.58	0	$0	0.25%	33.4%	12/31/2024	$3.65	0	$0	0.00%	33.7%
12/31/2023	2.64	0	0	0.50%	44.0%	12/31/2023	2.68	0	0	0.25%	44.4%	12/31/2023	2.73	0	0	0.00%	44.7%
12/31/2022	1.83	0	0	0.50%	-30.4%	12/31/2022	1.86	0	0	0.25%	-30.3%	12/31/2022	1.88	0	0	0.00%	-30.1%
12/31/2021	2.64	0	0	0.50%	22.3%	12/31/2021	2.67	0	0	0.25%	22.6%	12/31/2021	2.70	0	0	0.00%	23.0%
12/31/2020	2.15	0	0	0.50%	38.2%	12/31/2020	2.17	0	0	0.25%	38.5%	12/31/2020	2.19	0	0	0.00%	38.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value R6 Class - 06-36H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,313,772	$12,694,454	386,997
Receivables: investments sold	33,771
Payables: investments purchased	-
Net assets	$13,347,543

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,347,543	6,657,677	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.11
Band 25	-	-	2.14
Band 0	-	-	2.18
Total	$13,347,543	6,657,677

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$138,297
Mortality & expense charges			(119,280)
Net investment income (loss)			19,017

Gain (loss) on investments:
Net realized gain (loss)			238,929
Realized gain distributions			616,472
Net change in unrealized appreciation (depreciation)			355,510
Net gain (loss)			1,210,911

Increase (decrease) in net assets from operations			$1,229,928

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,017	$32,207
Net realized gain (loss)		238,929	12,807
Realized gain distributions		616,472	228,194
Net change in unrealized appreciation (depreciation)		355,510	314,869

Increase (decrease) in net assets from operations		1,229,928	588,077

Contract owner transactions:
Proceeds from units sold		8,028,388	3,359,456
Cost of units redeemed		(2,230,020)	(587,410)
Account charges		(12,027)	(6,261)
Increase (decrease)		5,786,341	2,765,785
Net increase (decrease)		7,016,269	3,353,862
Net assets, beginning		6,331,274	2,977,412
Net assets, ending		$13,347,543	$6,331,274

Units sold		4,076,643	2,098,180
Units redeemed		(1,143,293)	(375,990)
Net increase (decrease)		2,933,350	1,722,190
Units outstanding, beginning		3,724,327	2,002,137
Units outstanding, ending		6,657,677	3,724,327

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,440,867
Cost of units redeemed/account charges			(4,245,791)
Net investment income (loss)			88,320
Net realized gain (loss)			321,023
Realized gain distributions			1,123,806
Net change in unrealized appreciation (depreciation)			619,318
Net assets			$13,347,543

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	6,658	$13,348	1.25%	17.9%	12/31/2024	$2.04	0	$0	1.00%	18.2%	12/31/2024	$2.07	0	$0	0.75%	18.5%
12/31/2023	1.70	3,724	6,331	1.25%	14.3%	12/31/2023	1.72	0	0	1.00%	14.6%	12/31/2023	1.75	0	0	0.75%	14.9%
12/31/2022	1.49	2,002	2,977	1.25%	-4.0%	12/31/2022	1.50	0	0	1.00%	-3.7%	12/31/2022	1.52	0	0	0.75%	-3.5%
12/31/2021	1.55	932	1,443	1.25%	25.7%	12/31/2021	1.56	0	0	1.00%	26.1%	12/31/2021	1.58	0	0	0.75%	26.4%
12/31/2020	1.23	685	844	1.25%	4.9%	12/31/2020	1.24	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	0.50%	18.8%	12/31/2024	$2.14	0	$0	0.25%	19.1%	12/31/2024	$2.18	0	$0	0.00%	19.4%
12/31/2023	1.77	0	0	0.50%	15.2%	12/31/2023	1.80	0	0	0.25%	15.5%	12/31/2023	1.82	0	0	0.00%	15.7%
12/31/2022	1.54	0	0	0.50%	-3.2%	12/31/2022	1.56	0	0	0.25%	-3.0%	12/31/2022	1.58	0	0	0.00%	-2.8%
12/31/2021	1.59	0	0	0.50%	26.7%	12/31/2021	1.61	0	0	0.25%	27.0%	12/31/2021	1.62	0	0	0.00%	27.3%
12/31/2020	1.26	0	0	0.50%	5.7%	12/31/2020	1.26	0	0	0.25%	5.9%	12/31/2020	1.27	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.9%
2022	2.4%
2021	1.4%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Leaders Fund R6 Class - 06-3XG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$123,607	$120,057	881
Receivables: investments sold	-
Payables: investments purchased	(719)
Net assets	$122,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,888	59,103	$2.08
Band 100	-	-	2.11
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.23
Total	$122,888	59,103

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$863
Mortality & expense charges			(2,575)
Net investment income (loss)			(1,712)

Gain (loss) on investments:
Net realized gain (loss)			51,170
Realized gain distributions			8,888
Net change in unrealized appreciation (depreciation)			(14,495)
Net gain (loss)			45,563

Increase (decrease) in net assets from operations			$43,851

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,712)	$(668)
Net realized gain (loss)		51,170	371
Realized gain distributions		8,888	3,539
Net change in unrealized appreciation (depreciation)		(14,495)	22,114

Increase (decrease) in net assets from operations		43,851	25,356

Contract owner transactions:
Proceeds from units sold		103,902	61,329
Cost of units redeemed		(172,633)	(14,430)
Account charges		(269)	(214)
Increase (decrease)		(69,000)	46,685
Net increase (decrease)		(25,149)	72,041
Net assets, beginning		148,037	75,996
Net assets, ending		$122,888	$148,037

Units sold		54,411	40,623
Units redeemed		(82,078)	(9,581)
Net increase (decrease)		(27,667)	31,042
Units outstanding, beginning		86,770	55,728
Units outstanding, ending		59,103	86,770

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$245,248
Cost of units redeemed/account charges			(191,712)
Net investment income (loss)			(2,586)
Net realized gain (loss)			52,039
Realized gain distributions			16,349
Net change in unrealized appreciation (depreciation)			3,550
Net assets			$122,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	59	$123	1.25%	21.9%	12/31/2024	$2.11	0	$0	1.00%	22.2%	12/31/2024	$2.14	0	$0	0.75%	22.5%
12/31/2023	1.71	87	148	1.25%	25.1%	12/31/2023	1.73	0	0	1.00%	25.4%	12/31/2023	1.75	0	0	0.75%	25.7%
12/31/2022	1.36	56	76	1.25%	-23.5%	12/31/2022	1.38	0	0	1.00%	-23.3%	12/31/2022	1.39	0	0	0.75%	-23.1%
12/31/2021	1.78	4	6	1.25%	22.1%	12/31/2021	1.79	0	0	1.00%	22.4%	12/31/2021	1.81	0	0	0.75%	22.7%
12/31/2020	1.46	3	5	1.25%	27.4%	12/31/2020	1.47	0	0	1.00%	27.7%	12/31/2020	1.47	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	0.50%	22.8%	12/31/2024	$2.20	0	$0	0.25%	23.1%	12/31/2024	$2.23	0	$0	0.00%	23.4%
12/31/2023	1.77	0	0	0.50%	26.0%	12/31/2023	1.79	0	0	0.25%	26.4%	12/31/2023	1.81	0	0	0.00%	26.7%
12/31/2022	1.40	0	0	0.50%	-22.9%	12/31/2022	1.41	0	0	0.25%	-22.7%	12/31/2022	1.43	0	0	0.00%	-22.5%
12/31/2021	1.82	0	0	0.50%	23.1%	12/31/2021	1.83	0	0	0.25%	23.4%	12/31/2021	1.84	0	0	0.00%	23.7%
12/31/2020	1.48	0	0	0.50%	28.3%	12/31/2020	1.48	0	0	0.25%	28.6%	12/31/2020	1.49	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.6%
2022	0.0%
2021	0.8%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Future Fund R6 Class - 06-3XC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,903	$13,617	583
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$12,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,014	7,208	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$12,014	7,208

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(136)
Net investment income (loss)			(136)

Gain (loss) on investments:
Net realized gain (loss)			(95)
Realized gain distributions			1,270
Net change in unrealized appreciation (depreciation)			309
Net gain (loss)			1,484

Increase (decrease) in net assets from operations			$1,348

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(136)	$(98)
Net realized gain (loss)		(95)	(41)
Realized gain distributions		1,270	-
Net change in unrealized appreciation (depreciation)		309	2,107

Increase (decrease) in net assets from operations		1,348	1,968

Contract owner transactions:
Proceeds from units sold		3,332	67
Cost of units redeemed		(1,814)	-
Account charges		-	-
Increase (decrease)		1,518	67
Net increase (decrease)		2,866	2,035
Net assets, beginning		9,148	7,113
Net assets, ending		$12,014	$9,148

Units sold		2,025	53
Units redeemed		(1,072)	-
Net increase (decrease)		953	53
Units outstanding, beginning		6,255	6,202
Units outstanding, ending		7,208	6,255

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,705
Cost of units redeemed/account charges			(33,766)
Net investment income (loss)			(459)
Net realized gain (loss)			(19)
Realized gain distributions			2,267
Net change in unrealized appreciation (depreciation)			(1,714)
Net assets			$12,014

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	7	$12	1.25%	14.0%	12/31/2024	$1.69	0	$0	1.00%	14.2%	12/31/2024	$1.71	0	$0	0.75%	14.5%
12/31/2023	1.46	6	9	1.25%	27.5%	12/31/2023	1.48	0	0	1.00%	27.8%	12/31/2023	1.50	0	0	0.75%	28.2%
12/31/2022	1.15	6	7	1.25%	-34.5%	12/31/2022	1.16	0	0	1.00%	-34.3%	12/31/2022	1.17	0	0	0.75%	-34.2%
12/31/2021	1.75	4	7	1.25%	4.8%	12/31/2021	1.76	0	0	1.00%	5.1%	12/31/2021	1.77	0	0	0.75%	5.3%
12/31/2020	1.67	0	0	1.25%	51.4%	12/31/2020	1.68	0	0	1.00%	51.8%	12/31/2020	1.68	0	0	0.75%	52.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	0.50%	14.8%	12/31/2024	$1.76	0	$0	0.25%	15.1%	12/31/2024	$1.79	0	$0	0.00%	15.4%
12/31/2023	1.51	0	0	0.50%	28.5%	12/31/2023	1.53	0	0	0.25%	28.8%	12/31/2023	1.55	0	0	0.00%	29.1%
12/31/2022	1.18	0	0	0.50%	-34.0%	12/31/2022	1.19	0	0	0.25%	-33.8%	12/31/2022	1.20	0	0	0.00%	-33.7%
12/31/2021	1.79	0	0	0.50%	5.6%	12/31/2021	1.80	0	0	0.25%	5.8%	12/31/2021	1.81	0	0	0.00%	6.1%
12/31/2020	1.69	0	0	0.50%	52.5%	12/31/2020	1.70	0	0	0.25%	52.9%	12/31/2020	1.70	0	0	0.00%	53.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust Y Class - 06-897 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.14
Band 75	-	-	1.17
Band 50	-	-	1.20
Band 25	-	-	1.23
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,182
Cost of units redeemed/account charges			(9,087)
Net investment income (loss)			110
Net realized gain (loss)			(205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	1.25%	4.8%	12/31/2024	$1.14	0	$0	1.00%	5.0%	12/31/2024	$1.17	0	$0	0.75%	5.3%
12/31/2023	1.06	0	0	1.25%	3.7%	12/31/2023	1.09	0	0	1.00%	4.0%	12/31/2023	1.11	0	0	0.75%	4.2%
12/31/2022	1.02	0	0	1.25%	-4.3%	12/31/2022	1.04	0	0	1.00%	-4.1%	12/31/2022	1.07	0	0	0.75%	-3.8%
12/31/2021	1.07	0	0	1.25%	-8.0%	12/31/2021	1.09	0	0	1.00%	-7.7%	12/31/2021	1.11	0	0	0.75%	-7.5%
12/31/2020	1.16	0	0	1.25%	-1.1%	12/31/2020	1.18	0	0	1.00%	-0.9%	12/31/2020	1.20	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	5.6%	12/31/2024	$1.23	0	$0	0.25%	5.8%	12/31/2024	$1.26	0	$0	0.00%	6.1%
12/31/2023	1.14	0	0	0.50%	4.5%	12/31/2023	1.16	0	0	0.25%	4.8%	12/31/2023	1.19	0	0	0.00%	5.0%
12/31/2022	1.09	0	0	0.50%	-3.6%	12/31/2022	1.11	0	0	0.25%	-3.4%	12/31/2022	1.13	0	0	0.00%	-3.1%
12/31/2021	1.13	0	0	0.50%	-7.3%	12/31/2021	1.15	0	0	0.25%	-7.0%	12/31/2021	1.17	0	0	0.00%	-6.8%
12/31/2020	1.22	0	0	0.50%	-0.4%	12/31/2020	1.23	0	0	0.25%	-0.1%	12/31/2020	1.25	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Emerging Mkts Equity R6 Class - 06-64J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.86	0	$0	1.25%	14.8%	12/31/2024	$0.87	0	$0	1.00%	15.1%	12/31/2024	$0.88	0	$0	0.75%	15.4%
12/31/2023	0.75	0	0	1.25%	11.0%	12/31/2023	0.76	0	0	1.00%	11.3%	12/31/2023	0.76	0	0	0.75%	11.6%
12/31/2022	0.68	0	0	1.25%	-28.2%	12/31/2022	0.68	0	0	1.00%	-28.0%	12/31/2022	0.68	0	0	0.75%	-27.8%
12/31/2021	0.94	0	0	1.25%	-5.7%	12/31/2021	0.94	0	0	1.00%	-5.7%	12/31/2021	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.88	0	$0	0.50%	15.7%	12/31/2024	$0.89	0	$0	0.25%	16.0%	12/31/2024	$0.90	0	$0	0.00%	16.3%
12/31/2023	0.76	0	0	0.50%	11.9%	12/31/2023	0.77	0	0	0.25%	12.1%	12/31/2023	0.77	0	0	0.00%	12.4%
12/31/2022	0.68	0	0	0.50%	-27.6%	12/31/2022	0.69	0	0	0.25%	-27.5%	12/31/2022	0.69	0	0	0.00%	-27.3%
12/31/2021	0.94	0	0	0.50%	-5.6%	12/31/2021	0.95	0	0	0.25%	-5.5%	12/31/2021	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund Y Class - 06-899

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,006	$58,816	880
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$66,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,004	15,771	$4.19
Band 100	-	-	4.29
Band 75	-	-	4.40
Band 50	-	-	4.51
Band 25	-	-	4.62
Band 0	-	-	4.74
Total	$66,004	15,771

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,797)
Net investment income (loss)			(15,797)

Gain (loss) on investments:
Net realized gain (loss)			812,191
Realized gain distributions			2,669
Net change in unrealized appreciation (depreciation)			144,814
Net gain (loss)			959,674

Increase (decrease) in net assets from operations			$943,877

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,797)	$(117,071)
Net realized gain (loss)		812,191	(108,112)
Realized gain distributions		2,669	50,426
Net change in unrealized appreciation (depreciation)		144,814	3,459,342

Increase (decrease) in net assets from operations		943,877	3,284,585

Contract owner transactions:
Proceeds from units sold		129,998	712,246
Cost of units redeemed		(12,023,857)	(589,345)
Account charges		-	(134)
Increase (decrease)		(11,893,859)	122,767
Net increase (decrease)		(10,949,982)	3,407,352
Net assets, beginning		11,015,986	7,608,634
Net assets, ending		$66,004	$11,015,986

Units sold		37,527	256,478
Units redeemed		(3,494,131)	(208,685)
Net increase (decrease)		(3,456,604)	47,793
Units outstanding, beginning		3,472,375	3,424,582
Units outstanding, ending		15,771	3,472,375

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,298,740
Cost of units redeemed/account charges			(13,915,603)
Net investment income (loss)			(301,222)
Net realized gain (loss)			530,918
Realized gain distributions			1,445,981
Net change in unrealized appreciation (depreciation)			7,190
Net assets			$66,004

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.19	16	$66	1.25%	31.9%	12/31/2024	$4.29	0	$0	1.00%	32.3%	12/31/2024	$4.40	0	$0	0.75%	32.6%
12/31/2023	3.17	3,472	11,016	1.25%	42.8%	12/31/2023	3.24	0	0	1.00%	43.1%	12/31/2023	3.32	0	0	0.75%	43.5%
12/31/2022	2.22	3,425	7,609	1.25%	-31.0%	12/31/2022	2.27	0	0	1.00%	-30.9%	12/31/2022	2.31	0	0	0.75%	-30.7%
12/31/2021	3.22	3,421	11,021	1.25%	21.3%	12/31/2021	3.28	0	0	1.00%	21.6%	12/31/2021	3.34	0	0	0.75%	21.9%
12/31/2020	2.66	12	33	1.25%	37.0%	12/31/2020	2.70	0	0	1.00%	37.4%	12/31/2020	2.74	0	0	0.75%	37.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.51	0	$0	0.50%	32.9%	12/31/2024	$4.62	0	$0	0.25%	33.3%	12/31/2024	$4.74	0	$0	0.00%	33.6%
12/31/2023	3.39	0	0	0.50%	43.9%	12/31/2023	3.47	0	0	0.25%	44.2%	12/31/2023	3.55	0	0	0.00%	44.6%
12/31/2022	2.36	0	0	0.50%	-30.5%	12/31/2022	2.41	0	0	0.25%	-30.3%	12/31/2022	2.45	0	0	0.00%	-30.2%
12/31/2021	3.39	0	0	0.50%	22.2%	12/31/2021	3.45	0	0	0.25%	22.5%	12/31/2021	3.51	0	0	0.00%	22.8%
12/31/2020	2.78	0	0	0.50%	38.1%	12/31/2020	2.82	0	0	0.25%	38.4%	12/31/2020	2.86	0	0	0.00%	38.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust A Class - 06-936 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.14
Band 50	-	-	1.17
Band 25	-	-	1.20
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	1.25%	4.7%	12/31/2024	$1.11	0	$0	1.00%	4.9%	12/31/2024	$1.14	0	$0	0.75%	5.2%
12/31/2023	1.04	0	0	1.25%	3.3%	12/31/2023	1.06	0	0	1.00%	3.5%	12/31/2023	1.09	0	0	0.75%	3.8%
12/31/2022	1.01	0	0	1.25%	-4.5%	12/31/2022	1.03	0	0	1.00%	-4.2%	12/31/2022	1.05	0	0	0.75%	-4.0%
12/31/2021	1.05	0	0	1.25%	-8.1%	12/31/2021	1.07	0	0	1.00%	-7.9%	12/31/2021	1.09	0	0	0.75%	-7.6%
12/31/2020	1.14	0	0	1.25%	-1.5%	12/31/2020	1.16	0	0	1.00%	-1.2%	12/31/2020	1.18	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	5.5%	12/31/2024	$1.20	0	$0	0.25%	5.7%	12/31/2024	$1.23	0	$0	0.00%	6.0%
12/31/2023	1.11	0	0	0.50%	4.0%	12/31/2023	1.14	0	0	0.25%	4.3%	12/31/2023	1.16	0	0	0.00%	4.5%
12/31/2022	1.07	0	0	0.50%	-3.8%	12/31/2022	1.09	0	0	0.25%	-3.5%	12/31/2022	1.11	0	0	0.00%	-3.3%
12/31/2021	1.11	0	0	0.50%	-7.4%	12/31/2021	1.13	0	0	0.25%	-7.2%	12/31/2021	1.15	0	0	0.00%	-6.9%
12/31/2020	1.20	0	0	0.50%	-0.7%	12/31/2020	1.22	0	0	0.25%	-0.5%	12/31/2020	1.23	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,706	$236,384	19,680
Receivables: investments sold	-
Payables: investments purchased	(2,538)
Net assets	$236,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,168	74,069	$3.19
Band 100	-	-	3.30
Band 75	-	-	3.42
Band 50	-	-	3.55
Band 25	-	-	3.67
Band 0	-	-	3.81
Total	$236,168	74,069

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,415
Mortality & expense charges			(3,079)
Net investment income (loss)			(664)

Gain (loss) on investments:
Net realized gain (loss)			(4,204)
Realized gain distributions			15,238
Net change in unrealized appreciation (depreciation)			7,184
Net gain (loss)			18,218

Increase (decrease) in net assets from operations			$17,554

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(664)	$(1,892)
Net realized gain (loss)		(4,204)	(35,247)
Realized gain distributions		15,238	-
Net change in unrealized appreciation (depreciation)		7,184	63,963

Increase (decrease) in net assets from operations		17,554	26,824

Contract owner transactions:
Proceeds from units sold		28,928	70,830
Cost of units redeemed		(172,227)	(240,695)
Account charges		(1)	(912)
Increase (decrease)		(143,300)	(170,777)
Net increase (decrease)		(125,746)	(143,953)
Net assets, beginning		361,914	505,867
Net assets, ending		$236,168	$361,914

Units sold		9,257	26,080
Units redeemed		(58,425)	(91,620)
Net increase (decrease)		(49,168)	(65,540)
Units outstanding, beginning		123,237	188,777
Units outstanding, ending		74,069	123,237

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,345,415
Cost of units redeemed/account charges			(20,263,791)
Net investment income (loss)			(67,989)
Net realized gain (loss)			(1,313,956)
Realized gain distributions			3,534,167
Net change in unrealized appreciation (depreciation)			2,322
Net assets			$236,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.19	74	$236	1.25%	8.6%	12/31/2024	$3.30	0	$0	1.00%	8.8%	12/31/2024	$3.42	0	$0	0.75%	9.1%
12/31/2023	2.94	123	362	1.25%	9.6%	12/31/2023	3.03	0	0	1.00%	9.9%	12/31/2023	3.14	0	0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-15.0%	12/31/2022	2.76	0	0	1.00%	-14.8%	12/31/2022	2.85	0	0	0.75%	-14.6%
12/31/2021	3.15	200	629	1.25%	27.4%	12/31/2021	3.24	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.47	377	933	1.25%	-2.4%	12/31/2020	2.54	0	0	1.00%	-2.2%	12/31/2020	2.60	0	0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.55	0	$0	0.50%	9.4%	12/31/2024	$3.67	0	$0	0.25%	9.7%	12/31/2024	$3.81	0	$0	0.00%	9.9%
12/31/2023	3.24	0	0	0.50%	10.4%	12/31/2023	3.35	0	0	0.25%	10.7%	12/31/2023	3.46	0	0	0.00%	11.0%
12/31/2022	2.94	0	0	0.50%	-14.4%	12/31/2022	3.03	0	0	0.25%	-14.1%	12/31/2022	3.12	0	0	0.00%	-13.9%
12/31/2021	3.43	0	0	0.50%	28.3%	12/31/2021	3.52	0	0	0.25%	28.7%	12/31/2021	3.62	0	0	0.00%	29.0%
12/31/2020	2.67	0	0	0.50%	-1.7%	12/31/2020	2.74	0	0	0.25%	-1.4%	12/31/2020	2.81	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	0.9%
2022	0.8%
2021	0.2%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.80
Band 75	-	-	2.90
Band 50	-	-	3.01
Band 25	-	-	3.12
Band 0	-	-	3.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(3)
Net realized gain (loss)		-	(180)
Realized gain distributions		-	10
Net change in unrealized appreciation (depreciation)		-	168

Increase (decrease) in net assets from operations		-	(5)

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	(412)
Account charges		-	-
Increase (decrease)		-	(411)
Net increase (decrease)		-	(416)
Net assets, beginning		-	416
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(186)
Net increase (decrease)		-	(186)
Units outstanding, beginning		-	186
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,850,880
Cost of units redeemed/account charges			(3,422,654)
Net investment income (loss)			(18,698)
Net realized gain (loss)			(81,637)
Realized gain distributions			672,109
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.70	0	$0	1.25%	7.3%	12/31/2024	$2.80	0	$0	1.00%	7.6%	12/31/2024	$2.90	0	$0	0.75%	7.9%
12/31/2023	2.52	0	0	1.25%	12.9%	12/31/2023	2.60	0	0	1.00%	13.2%	12/31/2023	2.69	0	0	0.75%	13.4%
12/31/2022	2.23	0	0	1.25%	-11.4%	12/31/2022	2.30	0	0	1.00%	-11.2%	12/31/2022	2.37	0	0	0.75%	-11.0%
12/31/2021	2.52	0	0	1.25%	25.3%	12/31/2021	2.59	0	0	1.00%	25.6%	12/31/2021	2.66	0	0	0.75%	26.0%
12/31/2020	2.01	21	41	1.25%	-0.6%	12/31/2020	2.06	0	0	1.00%	-0.4%	12/31/2020	2.12	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.01	0	$0	0.50%	8.1%	12/31/2024	$3.12	0	$0	0.25%	8.4%	12/31/2024	$3.23	0	$0	0.00%	8.7%
12/31/2023	2.78	0	0	0.50%	13.7%	12/31/2023	2.87	0	0	0.25%	14.0%	12/31/2023	2.97	0	0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-10.8%	12/31/2022	2.52	0	0	0.25%	-10.5%	12/31/2022	2.60	0	0	0.00%	-10.3%
12/31/2021	2.74	0	0	0.50%	26.3%	12/31/2021	2.82	0	0	0.25%	26.6%	12/31/2021	2.90	0	0	0.00%	26.9%
12/31/2020	2.17	0	0	0.50%	0.1%	12/31/2020	2.23	0	0	0.25%	0.4%	12/31/2020	2.28	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.5%
2021	0.8%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,758	$1,817	230
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,758	623	$2.82
Band 100	-	-	2.92
Band 75	-	-	3.03
Band 50	-	-	3.14
Band 25	-	-	3.25
Band 0	-	-	3.37
Total	$1,758	623

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15
Mortality & expense charges			(21)
Net investment income (loss)			(6)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			180
Net change in unrealized appreciation (depreciation)			(49)
Net gain (loss)			131

Increase (decrease) in net assets from operations			$125

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6)	$(40)
Net realized gain (loss)		-	(220)
Realized gain distributions		180	232
Net change in unrealized appreciation (depreciation)		(49)	305

Increase (decrease) in net assets from operations		125	277

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(3,342)
Account charges		-	-
Increase (decrease)		-	(3,342)
Net increase (decrease)		125	(3,065)
Net assets, beginning		1,633	4,698
Net assets, ending		$1,758	$1,633

Units sold		-	-
Units redeemed		-	(1,409)
Net increase (decrease)		-	(1,409)
Units outstanding, beginning		623	2,032
Units outstanding, ending		623	623

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$785,000
Cost of units redeemed/account charges			(914,648)
Net investment income (loss)			(5,405)
Net realized gain (loss)			53,185
Realized gain distributions			83,685
Net change in unrealized appreciation (depreciation)			(59)
Net assets			$1,758

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.82	1	$2	1.25%	7.6%	12/31/2024	$2.92	0	$0	1.00%	7.9%	12/31/2024	$3.03	0	$0	0.75%	8.2%
12/31/2023	2.62	1	2	1.25%	13.3%	12/31/2023	2.71	0	0	1.00%	13.6%	12/31/2023	2.80	0	0	0.75%	13.8%
12/31/2022	2.31	2	5	1.25%	-11.2%	12/31/2022	2.38	0	0	1.00%	-11.0%	12/31/2022	2.46	0	0	0.75%	-10.8%
12/31/2021	2.60	2	5	1.25%	25.6%	12/31/2021	2.68	0	0	1.00%	25.9%	12/31/2021	2.75	0	0	0.75%	26.2%
12/31/2020	2.07	2	4	1.25%	-0.3%	12/31/2020	2.13	0	0	1.00%	-0.1%	12/31/2020	2.18	0	0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	0	$0	0.50%	8.5%	12/31/2024	$3.25	0	$0	0.25%	8.7%	12/31/2024	$3.37	0	$0	0.00%	9.0%
12/31/2023	2.89	0	0	0.50%	14.1%	12/31/2023	2.99	0	0	0.25%	14.4%	12/31/2023	3.09	0	0	0.00%	14.7%
12/31/2022	2.53	0	0	0.50%	-10.5%	12/31/2022	2.61	0	0	0.25%	-10.3%	12/31/2022	2.69	0	0	0.00%	-10.1%
12/31/2021	2.83	0	0	0.50%	26.6%	12/31/2021	2.91	0	0	0.25%	26.9%	12/31/2021	2.99	0	0	0.00%	27.2%
12/31/2020	2.24	0	0	0.50%	0.4%	12/31/2020	2.30	0	0	0.25%	0.7%	12/31/2020	2.35	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.3%
2022	1.2%
2021	0.9%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,514,732	$2,793,250	259,292
Receivables: investments sold	104,120
Payables: investments purchased	-
Net assets	$2,618,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,618,852	1,464,626	$1.79
Band 100	-	-	1.82
Band 75	-	-	1.86
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$2,618,852	1,464,626

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,659
Mortality & expense charges			(49,587)
Net investment income (loss)			(11,928)

Gain (loss) on investments:
Net realized gain (loss)			209,018
Realized gain distributions			455,363
Net change in unrealized appreciation (depreciation)			(201,790)
Net gain (loss)			462,591

Increase (decrease) in net assets from operations			$450,663

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,928)	$26,594
Net realized gain (loss)		209,018	(84,382)
Realized gain distributions		455,363	38,742
Net change in unrealized appreciation (depreciation)		(201,790)	503,560

Increase (decrease) in net assets from operations		450,663	484,514

Contract owner transactions:
Proceeds from units sold		1,238,848	937,635
Cost of units redeemed		(3,033,425)	(682,270)
Account charges		(12,760)	(12,464)
Increase (decrease)		(1,807,337)	242,901
Net increase (decrease)		(1,356,674)	727,415
Net assets, beginning		3,975,526	3,248,111
Net assets, ending		$2,618,852	$3,975,526

Units sold		731,449	638,632
Units redeemed		(1,701,028)	(465,017)
Net increase (decrease)		(969,579)	173,615
Units outstanding, beginning		2,434,205	2,260,590
Units outstanding, ending		1,464,626	2,434,205

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,013,839
Cost of units redeemed/account charges			(10,560,457)
Net investment income (loss)			39,356
Net realized gain (loss)			(518,474)
Realized gain distributions			1,923,106
Net change in unrealized appreciation (depreciation)			(278,518)
Net assets			$2,618,852

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	1,465	$2,619	1.25%	9.5%	12/31/2024	$1.82	0	$0	1.00%	9.8%	12/31/2024	$1.86	0	$0	0.75%	10.0%
12/31/2023	1.63	2,434	3,976	1.25%	13.7%	12/31/2023	1.66	0	0	1.00%	13.9%	12/31/2023	1.69	0	0	0.75%	14.2%
12/31/2022	1.44	2,261	3,248	1.25%	-14.9%	12/31/2022	1.46	0	0	1.00%	-14.7%	12/31/2022	1.48	0	0	0.75%	-14.5%
12/31/2021	1.69	1,987	3,356	1.25%	24.3%	12/31/2021	1.71	0	0	1.00%	24.6%	12/31/2021	1.73	0	0	0.75%	24.9%
12/31/2020	1.36	1,238	1,682	1.25%	2.7%	12/31/2020	1.37	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	0	$0	0.50%	10.3%	12/31/2024	$1.94	0	$0	0.25%	10.6%	12/31/2024	$1.98	0	$0	0.00%	10.9%
12/31/2023	1.72	0	0	0.50%	14.5%	12/31/2023	1.75	0	0	0.25%	14.8%	12/31/2023	1.78	0	0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-14.3%	12/31/2022	1.53	0	0	0.25%	-14.1%	12/31/2022	1.55	0	0	0.00%	-13.8%
12/31/2021	1.75	0	0	0.50%	25.2%	12/31/2021	1.78	0	0	0.25%	25.5%	12/31/2021	1.80	0	0	0.00%	25.8%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	2.0%
2022	1.4%
2021	1.3%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,507,304	$1,545,910	125,408
Receivables: investments sold	6,381
Payables: investments purchased	-
Net assets	$1,513,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,513,685	905,417	$1.67
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$1,513,685	905,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,593
Mortality & expense charges			(19,641)
Net investment income (loss)			(1,048)

Gain (loss) on investments:
Net realized gain (loss)			13,287
Realized gain distributions			95,455
Net change in unrealized appreciation (depreciation)			29,446
Net gain (loss)			138,188

Increase (decrease) in net assets from operations			$137,140

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,048)	$2,660
Net realized gain (loss)		13,287	(26,020)
Realized gain distributions		95,455	-
Net change in unrealized appreciation (depreciation)		29,446	156,497

Increase (decrease) in net assets from operations		137,140	133,137

Contract owner transactions:
Proceeds from units sold		271,509	163,576
Cost of units redeemed		(383,413)	(159,523)
Account charges		(3,264)	(2,894)
Increase (decrease)		(115,168)	1,159
Net increase (decrease)		21,972	134,296
Net assets, beginning		1,491,713	1,357,417
Net assets, ending		$1,513,685	$1,491,713

Units sold		168,265	115,459
Units redeemed		(234,244)	(114,938)
Net increase (decrease)		(65,979)	521
Units outstanding, beginning		971,396	970,875
Units outstanding, ending		905,417	971,396

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,733,527
Cost of units redeemed/account charges			(2,744,229)
Net investment income (loss)			(10,117)
Net realized gain (loss)			(19,558)
Realized gain distributions			592,668
Net change in unrealized appreciation (depreciation)			(38,606)
Net assets			$1,513,685

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	905	$1,514	1.25%	8.9%	12/31/2024	$1.71	0	$0	1.00%	9.1%	12/31/2024	$1.74	0	$0	0.75%	9.4%
12/31/2023	1.54	971	1,492	1.25%	9.8%	12/31/2023	1.56	0	0	1.00%	10.1%	12/31/2023	1.59	0	0	0.75%	10.4%
12/31/2022	1.40	971	1,357	1.25%	-14.8%	12/31/2022	1.42	0	0	1.00%	-14.6%	12/31/2022	1.44	0	0	0.75%	-14.4%
12/31/2021	1.64	1,382	2,269	1.25%	27.7%	12/31/2021	1.66	0	0	1.00%	28.1%	12/31/2021	1.68	0	0	0.75%	28.4%
12/31/2020	1.29	881	1,133	1.25%	-2.2%	12/31/2020	1.30	0	0	1.00%	-2.0%	12/31/2020	1.31	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	9.7%	12/31/2024	$1.81	0	$0	0.25%	10.0%	12/31/2024	$1.85	0	$0	0.00%	10.2%
12/31/2023	1.62	0	0	0.50%	10.7%	12/31/2023	1.65	0	0	0.25%	10.9%	12/31/2023	1.68	0	0	0.00%	11.2%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.49	0	0	0.25%	-14.0%	12/31/2022	1.51	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	28.7%	12/31/2021	1.73	0	0	0.25%	29.0%	12/31/2021	1.75	0	0	0.00%	29.3%
12/31/2020	1.32	0	0	0.50%	-1.5%	12/31/2020	1.34	0	0	0.25%	-1.2%	12/31/2020	1.35	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	0.9%
2021	0.7%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund R6 Class - 06-3CX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,444	$5,576	590
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$5,449

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,449	5,347	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$5,449	5,347

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$187
Mortality & expense charges			(53)
Net investment income (loss)			134

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(117)
Net gain (loss)			(117)

Increase (decrease) in net assets from operations			$17

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$134	$134
Net realized gain (loss)		-	(284)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(117)	(15)

Increase (decrease) in net assets from operations		17	(165)

Contract owner transactions:
Proceeds from units sold		2,283	11,096
Cost of units redeemed		-	(7,782)
Account charges		-	-
Increase (decrease)		2,283	3,314
Net increase (decrease)		2,300	3,149
Net assets, beginning		3,149	-
Net assets, ending		$5,449	$3,149

Units sold		2,256	10,958
Units redeemed		-	(7,867)
Net increase (decrease)		2,256	3,091
Units outstanding, beginning		3,091	-
Units outstanding, ending		5,347	3,091

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,379
Cost of units redeemed/account charges			(7,782)
Net investment income (loss)			268
Net realized gain (loss)			(284)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(132)
Net assets			$5,449

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	5	$5	1.25%	0.0%	12/31/2024	$1.04	0	$0	1.00%	0.3%	12/31/2024	$1.05	0	$0	0.75%	0.5%
12/31/2023	1.02	3	3	1.25%	3.5%	12/31/2023	1.03	0	0	1.00%	3.8%	12/31/2023	1.05	0	0	0.75%	4.0%
12/31/2022	0.98	0	0	1.25%	-14.4%	12/31/2022	1.00	0	0	1.00%	-14.2%	12/31/2022	1.01	0	0	0.75%	-14.0%
12/31/2021	1.15	0	0	1.25%	-2.3%	12/31/2021	1.16	0	0	1.00%	-2.1%	12/31/2021	1.17	0	0	0.75%	-1.8%
12/31/2020	1.18	0	0	1.25%	9.9%	12/31/2020	1.18	0	0	1.00%	10.2%	12/31/2020	1.19	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	0.8%	12/31/2024	$1.09	0	$0	0.25%	1.0%	12/31/2024	$1.11	0	$0	0.00%	1.3%
12/31/2023	1.06	0	0	0.50%	4.3%	12/31/2023	1.08	0	0	0.25%	4.6%	12/31/2023	1.09	0	0	0.00%	4.8%
12/31/2022	1.02	0	0	0.50%	-13.8%	12/31/2022	1.03	0	0	0.25%	-13.6%	12/31/2022	1.04	0	0	0.00%	-13.4%
12/31/2021	1.18	0	0	0.50%	-1.6%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.1%
12/31/2020	1.20	0	0	0.50%	10.8%	12/31/2020	1.21	0	0	0.25%	11.0%	12/31/2020	1.22	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	13.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.86
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.86	0	$0	1.25%	-9.2%	12/31/2024	$0.88	0	$0	1.00%	-9.0%	12/31/2024	$0.89	0	$0	0.75%	-8.7%
12/31/2023	0.95	0	0	1.25%	-0.6%	12/31/2023	0.96	0	0	1.00%	-0.4%	12/31/2023	0.97	0	0	0.75%	-0.1%
12/31/2022	0.96	0	0	1.25%	-24.0%	12/31/2022	0.97	0	0	1.00%	-23.8%	12/31/2022	0.98	0	0	0.75%	-23.6%
12/31/2021	1.26	0	0	1.25%	-7.4%	12/31/2021	1.27	0	0	1.00%	-7.2%	12/31/2021	1.28	0	0	0.75%	-6.9%
12/31/2020	1.36	0	0	1.25%	14.6%	12/31/2020	1.36	0	0	1.00%	14.9%	12/31/2020	1.37	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.90	0	$0	0.50%	-8.5%	12/31/2024	$0.92	0	$0	0.25%	-8.3%	12/31/2024	$0.93	0	$0	0.00%	-8.0%
12/31/2023	0.99	0	0	0.50%	0.1%	12/31/2023	1.00	0	0	0.25%	0.4%	12/31/2023	1.01	0	0	0.00%	0.6%
12/31/2022	0.99	0	0	0.50%	-23.4%	12/31/2022	1.00	0	0	0.25%	-23.2%	12/31/2022	1.01	0	0	0.00%	-23.0%
12/31/2021	1.29	0	0	0.50%	-6.7%	12/31/2021	1.30	0	0	0.25%	-6.5%	12/31/2021	1.31	0	0	0.00%	-6.2%
12/31/2020	1.38	0	0	0.50%	15.4%	12/31/2020	1.39	0	0	0.25%	15.7%	12/31/2020	1.39	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	1.25%	7.4%	12/31/2024	$1.24	0	$0	1.00%	7.6%	12/31/2024	$1.25	0	$0	0.75%	7.9%
12/31/2023	1.14	0	0	1.25%	10.8%	12/31/2023	1.15	0	0	1.00%	11.1%	12/31/2023	1.16	0	0	0.75%	11.3%
12/31/2022	1.03	0	0	1.25%	-2.0%	12/31/2022	1.03	0	0	1.00%	-1.8%	12/31/2022	1.04	0	0	0.75%	-1.5%
12/31/2021	1.05	0	0	1.25%	4.3%	12/31/2021	1.05	0	0	1.00%	4.5%	12/31/2021	1.06	0	0	0.75%	4.8%
12/31/2020	1.00	0	0	1.25%	-0.6%	12/31/2020	1.01	0	0	1.00%	-0.3%	12/31/2020	1.01	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	8.2%	12/31/2024	$1.29	0	$0	0.25%	8.4%	12/31/2024	$1.30	0	$0	0.00%	8.7%
12/31/2023	1.17	0	0	0.50%	11.6%	12/31/2023	1.19	0	0	0.25%	11.9%	12/31/2023	1.20	0	0	0.00%	12.2%
12/31/2022	1.05	0	0	0.50%	-1.3%	12/31/2022	1.06	0	0	0.25%	-1.0%	12/31/2022	1.07	0	0	0.00%	-0.8%
12/31/2021	1.07	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.3%	12/31/2021	1.08	0	0	0.00%	5.6%
12/31/2020	1.01	0	0	0.50%	0.2%	12/31/2020	1.02	0	0	0.25%	0.4%	12/31/2020	1.02	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$262,108	$294,011	27,208
Receivables: investments sold	180
Payables: investments purchased	-
Net assets	$262,288

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,288	81,706	$3.21
Band 100	-	-	3.33
Band 75	-	-	3.45
Band 50	-	-	3.57
Band 25	-	-	3.70
Band 0	-	-	3.83
Total	$262,288	81,706

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,647
Mortality & expense charges			(6,491)
Net investment income (loss)			(3,844)

Gain (loss) on investments:
Net realized gain (loss)			(3,152)
Realized gain distributions			54,347
Net change in unrealized appreciation (depreciation)			8,070
Net gain (loss)			59,265

Increase (decrease) in net assets from operations			$55,421

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,844)	$1,493
Net realized gain (loss)		(3,152)	(38,936)
Realized gain distributions		54,347	5,408
Net change in unrealized appreciation (depreciation)		8,070	95,681

Increase (decrease) in net assets from operations		55,421	63,646

Contract owner transactions:
Proceeds from units sold		123,589	79,348
Cost of units redeemed		(467,965)	(61,265)
Account charges		(1,193)	(1,161)
Increase (decrease)		(345,569)	16,922
Net increase (decrease)		(290,148)	80,568
Net assets, beginning		552,436	471,868
Net assets, ending		$262,288	$552,436

Units sold		89,024	29,184
Units redeemed		(194,702)	(22,906)
Net increase (decrease)		(105,678)	6,278
Units outstanding, beginning		187,384	181,106
Units outstanding, ending		81,706	187,384

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,593,889
Cost of units redeemed/account charges			(19,489,065)
Net investment income (loss)			21,949
Net realized gain (loss)			(182,344)
Realized gain distributions			2,349,762
Net change in unrealized appreciation (depreciation)			(31,903)
Net assets			$262,288

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.21	82	$262	1.25%	8.9%	12/31/2024	$3.33	0	$0	1.00%	9.2%	12/31/2024	$3.45	0	$0	0.75%	9.4%
12/31/2023	2.95	187	552	1.25%	13.2%	12/31/2023	3.05	0	0	1.00%	13.4%	12/31/2023	3.15	0	0	0.75%	13.7%
12/31/2022	2.61	181	472	1.25%	-15.4%	12/31/2022	2.69	0	0	1.00%	-15.2%	12/31/2022	2.77	0	0	0.75%	-15.0%
12/31/2021	3.08	316	974	1.25%	23.7%	12/31/2021	3.17	0	0	1.00%	24.0%	12/31/2021	3.26	0	0	0.75%	24.3%
12/31/2020	2.49	347	863	1.25%	2.2%	12/31/2020	2.55	0	0	1.00%	2.4%	12/31/2020	2.62	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.57	0	$0	0.50%	9.7%	12/31/2024	$3.70	0	$0	0.25%	10.0%	12/31/2024	$3.83	0	$0	0.00%	10.3%
12/31/2023	3.25	0	0	0.50%	14.0%	12/31/2023	3.36	0	0	0.25%	14.3%	12/31/2023	3.48	0	0	0.00%	14.6%
12/31/2022	2.85	0	0	0.50%	-14.8%	12/31/2022	2.94	0	0	0.25%	-14.6%	12/31/2022	3.03	0	0	0.00%	-14.3%
12/31/2021	3.35	0	0	0.50%	24.6%	12/31/2021	3.44	0	0	0.25%	24.9%	12/31/2021	3.54	0	0	0.00%	25.2%
12/31/2020	2.69	0	0	0.50%	3.0%	12/31/2020	2.76	0	0	0.25%	3.2%	12/31/2020	2.83	383	1,083	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.4%
2022	0.8%
2021	0.4%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund A Class - 06-811

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,929	$62,822	5,862
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$55,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,986	51,722	$1.08
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.25
Band 0	-	-	1.29
Total	$55,986	51,722

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,123
Mortality & expense charges			(672)
Net investment income (loss)			1,451

Gain (loss) on investments:
Net realized gain (loss)			(176)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,464)
Net gain (loss)			(1,640)

Increase (decrease) in net assets from operations			$(189)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,451	$973
Net realized gain (loss)		(176)	(1,330)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,464)	2,239

Increase (decrease) in net assets from operations		(189)	1,882

Contract owner transactions:
Proceeds from units sold		5,454	5,414
Cost of units redeemed		(919)	(13,270)
Account charges		-	-
Increase (decrease)		4,535	(7,856)
Net increase (decrease)		4,346	(5,974)
Net assets, beginning		51,640	57,614
Net assets, ending		$55,986	$51,640

Units sold		5,042	5,081
Units redeemed		(848)	(12,211)
Net increase (decrease)		4,194	(7,130)
Units outstanding, beginning		47,528	54,658
Units outstanding, ending		51,722	47,528

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$307,997
Cost of units redeemed/account charges			(253,602)
Net investment income (loss)			6,312
Net realized gain (loss)			(1,401)
Realized gain distributions			3,573
Net change in unrealized appreciation (depreciation)			(6,893)
Net assets			$55,986

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	52	$56	1.25%	-0.4%	12/31/2024	$1.12	0	$0	1.00%	-0.1%	12/31/2024	$1.16	0	$0	0.75%	0.1%
12/31/2023	1.09	48	52	1.25%	3.1%	12/31/2023	1.12	0	0	1.00%	3.3%	12/31/2023	1.16	0	0	0.75%	3.6%
12/31/2022	1.05	55	58	1.25%	-14.8%	12/31/2022	1.09	0	0	1.00%	-14.6%	12/31/2022	1.12	0	0	0.75%	-14.4%
12/31/2021	1.24	54	66	1.25%	-2.7%	12/31/2021	1.27	0	0	1.00%	-2.5%	12/31/2021	1.31	0	0	0.75%	-2.2%
12/31/2020	1.27	56	72	1.25%	9.5%	12/31/2020	1.30	0	0	1.00%	9.8%	12/31/2020	1.34	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	0.4%	12/31/2024	$1.25	0	$0	0.25%	0.6%	12/31/2024	$1.29	0	$0	0.00%	0.9%
12/31/2023	1.20	0	0	0.50%	3.9%	12/31/2023	1.24	0	0	0.25%	4.1%	12/31/2023	1.28	0	0	0.00%	4.4%
12/31/2022	1.15	0	0	0.50%	-14.1%	12/31/2022	1.19	0	0	0.25%	-13.9%	12/31/2022	1.23	0	0	0.00%	-13.7%
12/31/2021	1.35	0	0	0.50%	-2.0%	12/31/2021	1.38	0	0	0.25%	-1.7%	12/31/2021	1.42	0	0	0.00%	-1.5%
12/31/2020	1.37	0	0	0.50%	10.4%	12/31/2020	1.41	0	0	0.25%	10.6%	12/31/2020	1.44	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	2.9%
2022	1.7%
2021	0.8%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,115	$49,070	4,375
Receivables: investments sold	468
Payables: investments purchased	-
Net assets	$43,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,583	13,067	$3.34
Band 100	-	-	3.46
Band 75	-	-	3.58
Band 50	-	-	3.71
Band 25	-	-	3.84
Band 0	-	-	3.98
Total	$43,583	13,067

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$506
Mortality & expense charges			(6,156)
Net investment income (loss)			(5,650)

Gain (loss) on investments:
Net realized gain (loss)			55,845
Realized gain distributions			14,710
Net change in unrealized appreciation (depreciation)			8,416
Net gain (loss)			78,971

Increase (decrease) in net assets from operations			$73,321

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,650)	$(1,938)
Net realized gain (loss)		55,845	(120,659)
Realized gain distributions		14,710	8,452
Net change in unrealized appreciation (depreciation)		8,416	195,357

Increase (decrease) in net assets from operations		73,321	81,212

Contract owner transactions:
Proceeds from units sold		136,072	141,564
Cost of units redeemed		(678,899)	(612,938)
Account charges		(2,003)	(2,821)
Increase (decrease)		(544,830)	(474,195)
Net increase (decrease)		(471,509)	(392,983)
Net assets, beginning		515,092	908,075
Net assets, ending		$43,583	$515,092

Units sold		42,840	51,657
Units redeemed		(198,314)	(220,210)
Net increase (decrease)		(155,474)	(168,553)
Units outstanding, beginning		168,541	337,094
Units outstanding, ending		13,067	168,541

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$35,644,239
Cost of units redeemed/account charges			(41,718,293)
Net investment income (loss)			109,920
Net realized gain (loss)			(696,642)
Realized gain distributions			6,710,314
Net change in unrealized appreciation (depreciation)			(5,955)
Net assets			$43,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.34	13	$44	1.25%	9.1%	12/31/2024	$3.46	0	$0	1.00%	9.4%	12/31/2024	$3.58	0	$0	0.75%	9.7%
12/31/2023	3.06	169	515	1.25%	13.5%	12/31/2023	3.16	0	0	1.00%	13.7%	12/31/2023	3.26	0	0	0.75%	14.0%
12/31/2022	2.69	337	908	1.25%	-15.1%	12/31/2022	2.78	0	0	1.00%	-14.9%	12/31/2022	2.86	0	0	0.75%	-14.7%
12/31/2021	3.17	917	2,912	1.25%	23.9%	12/31/2021	3.26	0	0	1.00%	24.2%	12/31/2021	3.36	0	0	0.75%	24.5%
12/31/2020	2.56	1,230	3,150	1.25%	2.5%	12/31/2020	2.63	0	0	1.00%	2.7%	12/31/2020	2.70	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	0	$0	0.50%	10.0%	12/31/2024	$3.84	0	$0	0.25%	10.2%	12/31/2024	$3.98	0	$0	0.00%	10.5%
12/31/2023	3.37	0	0	0.50%	14.3%	12/31/2023	3.49	0	0	0.25%	14.6%	12/31/2023	3.60	0	0	0.00%	14.9%
12/31/2022	2.95	0	0	0.50%	-14.5%	12/31/2022	3.04	0	0	0.25%	-14.3%	12/31/2022	3.14	0	0	0.00%	-14.1%
12/31/2021	3.45	0	0	0.50%	24.9%	12/31/2021	3.55	0	0	0.25%	25.2%	12/31/2021	3.65	0	0	0.00%	25.5%
12/31/2020	2.76	0	0	0.50%	3.2%	12/31/2020	2.84	0	0	0.25%	3.5%	12/31/2020	2.91	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	1.0%
2022	0.5%
2021	0.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,551	$148,379	12,612
Receivables: investments sold	1,011
Payables: investments purchased	-
Net assets	$147,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,562	48,211	$3.06
Band 100	-	-	3.17
Band 75	-	-	3.29
Band 50	-	-	3.40
Band 25	-	-	3.53
Band 0	-	-	3.65
Total	$147,562	48,211

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,190
Mortality & expense charges			(2,055)
Net investment income (loss)			(865)

Gain (loss) on investments:
Net realized gain (loss)			2,517
Realized gain distributions			9,594
Net change in unrealized appreciation (depreciation)			2,450
Net gain (loss)			14,561

Increase (decrease) in net assets from operations			$13,696

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(865)	$(282)
Net realized gain (loss)		2,517	(905)
Realized gain distributions		9,594	-
Net change in unrealized appreciation (depreciation)		2,450	14,730

Increase (decrease) in net assets from operations		13,696	13,543

Contract owner transactions:
Proceeds from units sold		23,053	20,133
Cost of units redeemed		(50,970)	(4,999)
Account charges		(115)	(96)
Increase (decrease)		(28,032)	15,038
Net increase (decrease)		(14,336)	28,581
Net assets, beginning		161,898	133,317
Net assets, ending		$147,562	$161,898

Units sold		7,746	7,720
Units redeemed		(16,870)	(1,971)
Net increase (decrease)		(9,124)	5,749
Units outstanding, beginning		57,335	51,586
Units outstanding, ending		48,211	57,335

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,480,574
Cost of units redeemed/account charges			(4,868,011)
Net investment income (loss)			(18,855)
Net realized gain (loss)			(26,345)
Realized gain distributions			582,027
Net change in unrealized appreciation (depreciation)			(1,828)
Net assets			$147,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.06	48	$148	1.25%	8.4%	12/31/2024	$3.17	0	$0	1.00%	8.7%	12/31/2024	$3.29	0	$0	0.75%	8.9%
12/31/2023	2.82	57	162	1.25%	9.3%	12/31/2023	2.92	0	0	1.00%	9.5%	12/31/2023	3.02	0	0	0.75%	9.8%
12/31/2022	2.58	52	133	1.25%	-15.3%	12/31/2022	2.66	0	0	1.00%	-15.1%	12/31/2022	2.75	0	0	0.75%	-14.9%
12/31/2021	3.05	75	228	1.25%	27.1%	12/31/2021	3.14	0	0	1.00%	27.4%	12/31/2021	3.23	0	0	0.75%	27.8%
12/31/2020	2.40	85	205	1.25%	-2.7%	12/31/2020	2.46	0	0	1.00%	-2.5%	12/31/2020	2.52	0	0	0.75%	-2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.40	0	$0	0.50%	9.2%	12/31/2024	$3.53	0	$0	0.25%	9.5%	12/31/2024	$3.65	0	$0	0.00%	9.8%
12/31/2023	3.12	0	0	0.50%	10.1%	12/31/2023	3.22	0	0	0.25%	10.4%	12/31/2023	3.33	0	0	0.00%	10.6%
12/31/2022	2.83	0	0	0.50%	-14.6%	12/31/2022	2.92	0	0	0.25%	-14.4%	12/31/2022	3.01	0	0	0.00%	-14.2%
12/31/2021	3.32	0	0	0.50%	28.1%	12/31/2021	3.41	0	0	0.25%	28.4%	12/31/2021	3.51	0	0	0.00%	28.7%
12/31/2020	2.59	0	0	0.50%	-2.0%	12/31/2020	2.66	0	0	0.25%	-1.8%	12/31/2020	2.73	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	0.5%
2021	0.0%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.17
Band 100	-	-	2.24
Band 75	-	-	2.32
Band 50	-	-	2.39
Band 25	-	-	2.47
Band 0	-	-	2.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	1.25%	8.5%	12/31/2024	$2.24	0	$0	1.00%	8.7%	12/31/2024	$2.32	0	$0	0.75%	9.0%
12/31/2023	2.00	0	0	1.25%	5.4%	12/31/2023	2.06	0	0	1.00%	5.7%	12/31/2023	2.12	0	0	0.75%	6.0%
12/31/2022	1.90	0	0	1.25%	-4.3%	12/31/2022	1.95	0	0	1.00%	-4.0%	12/31/2022	2.00	0	0	0.75%	-3.8%
12/31/2021	1.98	0	0	1.25%	10.9%	12/31/2021	2.03	0	0	1.00%	11.2%	12/31/2021	2.08	0	0	0.75%	11.5%
12/31/2020	1.79	0	0	1.25%	-4.6%	12/31/2020	1.83	0	0	1.00%	-4.4%	12/31/2020	1.87	0	0	0.75%	-4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.39	0	$0	0.50%	9.3%	12/31/2024	$2.47	0	$0	0.25%	9.6%	12/31/2024	$2.56	0	$0	0.00%	9.8%
12/31/2023	2.19	0	0	0.50%	6.2%	12/31/2023	2.26	0	0	0.25%	6.5%	12/31/2023	2.33	0	0	0.00%	6.8%
12/31/2022	2.06	0	0	0.50%	-3.6%	12/31/2022	2.12	0	0	0.25%	-3.3%	12/31/2022	2.18	0	0	0.00%	-3.1%
12/31/2021	2.14	0	0	0.50%	11.8%	12/31/2021	2.19	0	0	0.25%	12.1%	12/31/2021	2.25	0	0	0.00%	12.3%
12/31/2020	1.91	0	0	0.50%	-3.9%	12/31/2020	1.96	0	0	0.25%	-3.7%	12/31/2020	2.00	0	0	0.00%	-3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.52
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.68
Band 0	-	-	1.73
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	1.25%	5.9%	12/31/2024	$1.52	0	$0	1.00%	6.2%	12/31/2024	$1.57	0	$0	0.75%	6.5%
12/31/2023	1.39	0	0	1.25%	9.6%	12/31/2023	1.43	0	0	1.00%	9.9%	12/31/2023	1.47	0	0	0.75%	10.2%
12/31/2022	1.27	0	0	1.25%	-12.5%	12/31/2022	1.30	0	0	1.00%	-12.3%	12/31/2022	1.34	0	0	0.75%	-12.1%
12/31/2021	1.45	0	0	1.25%	1.4%	12/31/2021	1.48	0	0	1.00%	1.6%	12/31/2021	1.52	0	0	0.75%	1.9%
12/31/2020	1.43	0	0	1.25%	2.4%	12/31/2020	1.46	0	0	1.00%	2.6%	12/31/2020	1.49	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	6.7%	12/31/2024	$1.68	0	$0	0.25%	7.0%	12/31/2024	$1.73	0	$0	0.00%	7.3%
12/31/2023	1.52	0	0	0.50%	10.5%	12/31/2023	1.57	0	0	0.25%	10.7%	12/31/2023	1.62	0	0	0.00%	11.0%
12/31/2022	1.38	0	0	0.50%	-11.9%	12/31/2022	1.42	0	0	0.25%	-11.7%	12/31/2022	1.46	0	0	0.00%	-11.5%
12/31/2021	1.56	0	0	0.50%	2.1%	12/31/2021	1.60	0	0	0.25%	2.4%	12/31/2021	1.64	0	0	0.00%	2.6%
12/31/2020	1.53	0	0	0.50%	3.1%	12/31/2020	1.56	0	0	0.25%	3.4%	12/31/2020	1.60	0	0	0.00%	3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund S Class - 06-739

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,556	$91,238	2,844
Receivables: investments sold	290
Payables: investments purchased	-
Net assets	$81,846

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,846	35,416	$2.31
Band 100	-	-	2.41
Band 75	-	-	2.50
Band 50	-	-	2.61
Band 25	-	-	2.71
Band 0	-	-	2.82
Total	$81,846	35,416

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,264
Mortality & expense charges			(990)
Net investment income (loss)			1,274

Gain (loss) on investments:
Net realized gain (loss)			(421)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,116)
Net gain (loss)			(1,537)

Increase (decrease) in net assets from operations			$(263)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,274	$853
Net realized gain (loss)		(421)	(4,042)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1,116)	10,387

Increase (decrease) in net assets from operations		(263)	7,198

Contract owner transactions:
Proceeds from units sold		8,288	9,021
Cost of units redeemed		(1,723)	(21,613)
Account charges		(5)	(31)
Increase (decrease)		6,560	(12,623)
Net increase (decrease)		6,297	(5,425)
Net assets, beginning		75,549	80,974
Net assets, ending		$81,846	$75,549

Units sold		3,553	4,190
Units redeemed		(783)	(9,655)
Net increase (decrease)		2,770	(5,465)
Units outstanding, beginning		32,646	38,111
Units outstanding, ending		35,416	32,646

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,537,731
Cost of units redeemed/account charges			(6,264,751)
Net investment income (loss)			270,631
Net realized gain (loss)			149,069
Realized gain distributions			398,848
Net change in unrealized appreciation (depreciation)			(9,682)
Net assets			$81,846

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.31	35	$82	1.25%	-0.1%	12/31/2024	$2.41	0	$0	1.00%	0.1%	12/31/2024	$2.50	0	$0	0.75%	0.4%
12/31/2023	2.31	33	76	1.25%	8.9%	12/31/2023	2.40	0	0	1.00%	9.2%	12/31/2023	2.49	0	0	0.75%	9.5%
12/31/2022	2.12	38	81	1.25%	-27.9%	12/31/2022	2.20	0	0	1.00%	-27.7%	12/31/2022	2.28	0	0	0.75%	-27.5%
12/31/2021	2.95	116	341	1.25%	25.2%	12/31/2021	3.04	0	0	1.00%	25.6%	12/31/2021	3.15	0	0	0.75%	25.9%
12/31/2020	2.35	188	442	1.25%	-6.7%	12/31/2020	2.42	0	0	1.00%	-6.5%	12/31/2020	2.50	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.61	0	$0	0.50%	0.6%	12/31/2024	$2.71	0	$0	0.25%	0.9%	12/31/2024	$2.82	0	$0	0.00%	1.1%
12/31/2023	2.59	0	0	0.50%	9.7%	12/31/2023	2.69	0	0	0.25%	10.0%	12/31/2023	2.79	0	0	0.00%	10.3%
12/31/2022	2.36	0	0	0.50%	-27.4%	12/31/2022	2.44	0	0	0.25%	-27.2%	12/31/2022	2.53	0	0	0.00%	-27.0%
12/31/2021	3.25	0	0	0.50%	26.2%	12/31/2021	3.36	0	0	0.25%	26.5%	12/31/2021	3.47	0	0	0.00%	26.8%
12/31/2020	2.58	0	0	0.50%	-6.0%	12/31/2020	2.65	0	0	0.25%	-5.8%	12/31/2020	2.74	0	0	0.00%	-5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.4%
2022	2.4%
2021	3.4%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell International Developed Markets Fund S Class - 06-737 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.20
Band 75	-	-	2.29
Band 50	-	-	2.38
Band 25	-	-	2.48
Band 0	-	-	2.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	1.25%	1.6%	12/31/2024	$2.20	0	$0	1.00%	1.8%	12/31/2024	$2.29	0	$0	0.75%	2.1%
12/31/2023	2.08	0	0	1.25%	14.8%	12/31/2023	2.16	0	0	1.00%	15.1%	12/31/2023	2.24	0	0	0.75%	15.4%
12/31/2022	1.81	0	0	1.25%	-14.4%	12/31/2022	1.88	0	0	1.00%	-14.2%	12/31/2022	1.94	0	0	0.75%	-14.0%
12/31/2021	2.12	0	0	1.25%	11.4%	12/31/2021	2.19	0	0	1.00%	11.6%	12/31/2021	2.26	0	0	0.75%	11.9%
12/31/2020	1.90	0	0	1.25%	4.4%	12/31/2020	1.96	0	0	1.00%	4.7%	12/31/2020	2.02	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.38	0	$0	0.50%	2.3%	12/31/2024	$2.48	0	$0	0.25%	2.6%	12/31/2024	$2.58	0	$0	0.00%	2.8%
12/31/2023	2.33	0	0	0.50%	15.7%	12/31/2023	2.42	0	0	0.25%	16.0%	12/31/2023	2.51	0	0	0.00%	16.3%
12/31/2022	2.01	0	0	0.50%	-13.7%	12/31/2022	2.08	0	0	0.25%	-13.5%	12/31/2022	2.16	0	0	0.00%	-13.3%
12/31/2021	2.33	0	0	0.50%	12.2%	12/31/2021	2.41	0	0	0.25%	12.5%	12/31/2021	2.49	0	0	0.00%	12.8%
12/31/2020	2.08	0	0	0.50%	5.2%	12/31/2020	2.14	0	0	0.25%	5.5%	12/31/2020	2.21	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund S Class - 06-738

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$381,427	$444,890	22,088
Receivables: investments sold	13,515
Payables: investments purchased	-
Net assets	$394,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$394,942	292,906	$1.35
Band 100	-	-	1.40
Band 75	-	-	1.46
Band 50	-	-	1.52
Band 25	-	-	1.58
Band 0	-	-	1.65
Total	$394,942	292,906

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,849
Mortality & expense charges			(4,659)
Net investment income (loss)			12,190

Gain (loss) on investments:
Net realized gain (loss)			(1,140)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,454)
Net gain (loss)			(11,594)

Increase (decrease) in net assets from operations			$596

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,190	$8,991
Net realized gain (loss)		(1,140)	(637)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,454)	3,909

Increase (decrease) in net assets from operations		596	12,263

Contract owner transactions:
Proceeds from units sold		38,415	36,595
Cost of units redeemed		(4,257)	-
Account charges		(25)	(3)
Increase (decrease)		34,133	36,592
Net increase (decrease)		34,729	48,855
Net assets, beginning		360,213	311,358
Net assets, ending		$394,942	$360,213

Units sold		28,510	27,699
Units redeemed		(3,165)	(2)
Net increase (decrease)		25,345	27,697
Units outstanding, beginning		267,561	239,864
Units outstanding, ending		292,906	267,561

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$730,776
Cost of units redeemed/account charges			(331,222)
Net investment income (loss)			40,344
Net realized gain (loss)			(10,488)
Realized gain distributions			28,995
Net change in unrealized appreciation (depreciation)			(63,463)
Net assets			$394,942

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	293	$395	1.25%	0.2%	12/31/2024	$1.40	0	$0	1.00%	0.4%	12/31/2024	$1.46	0	$0	0.75%	0.7%
12/31/2023	1.35	268	360	1.25%	3.7%	12/31/2023	1.40	0	0	1.00%	4.0%	12/31/2023	1.45	0	0	0.75%	4.2%
12/31/2022	1.30	240	311	1.25%	-16.0%	12/31/2022	1.34	0	0	1.00%	-15.8%	12/31/2022	1.39	0	0	0.75%	-15.6%
12/31/2021	1.54	244	377	1.25%	-2.5%	12/31/2021	1.60	0	0	1.00%	-2.2%	12/31/2021	1.65	0	0	0.75%	-2.0%
12/31/2020	1.58	240	379	1.25%	7.6%	12/31/2020	1.63	0	0	1.00%	7.9%	12/31/2020	1.68	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	0.9%	12/31/2024	$1.58	0	$0	0.25%	1.2%	12/31/2024	$1.65	0	$0	0.00%	1.4%
12/31/2023	1.51	0	0	0.50%	4.5%	12/31/2023	1.56	0	0	0.25%	4.8%	12/31/2023	1.62	0	0	0.00%	5.0%
12/31/2022	1.44	0	0	0.50%	-15.3%	12/31/2022	1.49	0	0	0.25%	-15.1%	12/31/2022	1.55	0	0	0.00%	-14.9%
12/31/2021	1.70	0	0	0.50%	-1.7%	12/31/2021	1.76	0	0	0.25%	-1.5%	12/31/2021	1.82	0	0	0.00%	-1.2%
12/31/2020	1.73	0	0	0.50%	8.4%	12/31/2020	1.79	0	0	0.25%	8.7%	12/31/2020	1.84	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.5%
2023	3.9%
2022	1.0%
2021	1.9%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R1 Class - 06-659

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,403	$314,331	30,004
Receivables: investments sold	343
Payables: investments purchased	-
Net assets	$329,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$329,746	134,734	$2.45
Band 100	-	-	2.55
Band 75	-	-	2.65
Band 50	-	-	2.76
Band 25	-	-	2.87
Band 0	-	-	2.99
Total	$329,746	134,734

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,156
Mortality & expense charges			(3,933)
Net investment income (loss)			2,223

Gain (loss) on investments:
Net realized gain (loss)			375
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,273
Net gain (loss)			23,648

Increase (decrease) in net assets from operations			$25,871

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,223	$1,096
Net realized gain (loss)		375	(55,365)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,273	100,149

Increase (decrease) in net assets from operations		25,871	45,880

Contract owner transactions:
Proceeds from units sold		36,739	72,560
Cost of units redeemed		(10,131)	(347,736)
Account charges		(682)	(389)
Increase (decrease)		25,926	(275,565)
Net increase (decrease)		51,797	(229,685)
Net assets, beginning		277,949	507,634
Net assets, ending		$329,746	$277,949

Units sold		15,824	34,721
Units redeemed		(4,525)	(166,145)
Net increase (decrease)		11,299	(131,424)
Units outstanding, beginning		123,435	254,859
Units outstanding, ending		134,734	123,435

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,449,921
Cost of units redeemed/account charges			(39,022,728)
Net investment income (loss)			1,061,776
Net realized gain (loss)			3,315,744
Realized gain distributions			509,961
Net change in unrealized appreciation (depreciation)			15,072
Net assets			$329,746

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	135	$330	1.25%	8.7%	12/31/2024	$2.55	0	$0	1.00%	9.0%	12/31/2024	$2.65	0	$0	0.75%	9.2%
12/31/2023	2.25	123	278	1.25%	13.1%	12/31/2023	2.34	0	0	1.00%	13.3%	12/31/2023	2.43	0	0	0.75%	13.6%
12/31/2022	1.99	255	508	1.25%	-16.8%	12/31/2022	2.06	0	0	1.00%	-16.6%	12/31/2022	2.14	0	0	0.75%	-16.4%
12/31/2021	2.39	351	840	1.25%	12.2%	12/31/2021	2.47	0	0	1.00%	12.5%	12/31/2021	2.56	0	0	0.75%	12.8%
12/31/2020	2.13	446	951	1.25%	3.3%	12/31/2020	2.20	0	0	1.00%	3.5%	12/31/2020	2.27	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.76	0	$0	0.50%	9.5%	12/31/2024	$2.87	0	$0	0.25%	9.8%	12/31/2024	$2.99	0	$0	0.00%	10.1%
12/31/2023	2.52	0	0	0.50%	13.9%	12/31/2023	2.62	0	0	0.25%	14.2%	12/31/2023	2.72	0	0	0.00%	14.5%
12/31/2022	2.21	0	0	0.50%	-16.2%	12/31/2022	2.29	0	0	0.25%	-16.0%	12/31/2022	2.37	0	0	0.00%	-15.8%
12/31/2021	2.64	0	0	0.50%	13.1%	12/31/2021	2.73	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.6%
12/31/2020	2.34	0	0	0.50%	4.0%	12/31/2020	2.41	0	0	0.25%	4.3%	12/31/2020	2.48	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.2%
2022	2.4%
2021	3.4%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R5 Class - 06-665

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,510,739	$3,429,287	326,360
Receivables: investments sold	-
Payables: investments purchased	(8,886)
Net assets	$3,501,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,009,462	1,393,235	$2.16
Band 100	298,498	131,243	2.27
Band 75	-	-	2.39
Band 50	193,893	76,897	2.52
Band 25	-	-	2.65
Band 0	-	-	2.80
Total	$3,501,853	1,601,375

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56,808
Mortality & expense charges			(40,364)
Net investment income (loss)			16,444

Gain (loss) on investments:
Net realized gain (loss)			246
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			253,403
Net gain (loss)			253,649

Increase (decrease) in net assets from operations			$270,093

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,444	$9,859
Net realized gain (loss)		246	(48,100)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		253,403	396,793

Increase (decrease) in net assets from operations		270,093	358,552

Contract owner transactions:
Proceeds from units sold		413,622	349,174
Cost of units redeemed		(416,750)	(307,750)
Account charges		(833)	(888)
Increase (decrease)		(3,961)	40,536
Net increase (decrease)		266,132	399,088
Net assets, beginning		3,235,721	2,836,633
Net assets, ending		$3,501,853	$3,235,721

Units sold		198,001	192,186
Units redeemed		(196,712)	(169,121)
Net increase (decrease)		1,289	23,065
Units outstanding, beginning		1,600,086	1,577,021
Units outstanding, ending		1,601,375	1,600,086

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$62,110,700
Cost of units redeemed/account charges			(64,226,391)
Net investment income (loss)			2,053,649
Net realized gain (loss)			873,200
Realized gain distributions			2,609,243
Net change in unrealized appreciation (depreciation)			81,452
Net assets			$3,501,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	1,393	$3,009	1.25%	8.2%	12/31/2024	$2.27	131	$298	1.00%	8.4%	12/31/2024	$2.39	0	$0	0.75%	8.7%
12/31/2023	2.00	1,356	2,708	1.25%	12.5%	12/31/2023	2.10	170	356	1.00%	12.8%	12/31/2023	2.20	0	0	0.75%	13.0%
12/31/2022	1.78	1,299	2,305	1.25%	-17.3%	12/31/2022	1.86	204	379	1.00%	-17.1%	12/31/2022	1.95	0	0	0.75%	-16.9%
12/31/2021	2.15	1,610	3,454	1.25%	11.8%	12/31/2021	2.24	266	597	1.00%	12.0%	12/31/2021	2.34	0	0	0.75%	12.3%
12/31/2020	1.92	1,625	3,121	1.25%	2.8%	12/31/2020	2.00	290	580	1.00%	3.0%	12/31/2020	2.09	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.52	77	$194	0.50%	9.0%	12/31/2024	$2.65	0	$0	0.25%	9.3%	12/31/2024	$2.80	0	$0	0.00%	9.5%
12/31/2023	2.31	74	172	0.50%	13.3%	12/31/2023	2.43	0	0	0.25%	13.6%	12/31/2023	2.55	0	0	0.00%	13.9%
12/31/2022	2.04	74	152	0.50%	-16.7%	12/31/2022	2.14	0	0	0.25%	-16.4%	12/31/2022	2.24	0	0	0.00%	-16.2%
12/31/2021	2.45	75	183	0.50%	12.6%	12/31/2021	2.56	0	0	0.25%	12.9%	12/31/2021	2.67	0	0	0.00%	13.2%
12/31/2020	2.18	78	170	0.50%	3.5%	12/31/2020	2.27	0	0	0.25%	3.8%	12/31/2020	2.36	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.5%
2022	1.7%
2021	2.9%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R1 Class - 06-661

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,813	$83,926	8,615
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$75,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,813	45,764	$1.66
Band 100	-	-	1.72
Band 75	-	-	1.79
Band 50	-	-	1.87
Band 25	-	-	1.94
Band 0	-	-	2.02
Total	$75,813	45,764

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,686
Mortality & expense charges			(943)
Net investment income (loss)			1,743

Gain (loss) on investments:
Net realized gain (loss)			(123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			523
Net gain (loss)			400

Increase (decrease) in net assets from operations			$2,143

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,743	$608
Net realized gain (loss)		(123)	(4,225)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		523	9,485

Increase (decrease) in net assets from operations		2,143	5,868

Contract owner transactions:
Proceeds from units sold		662	849
Cost of units redeemed		(410)	(28,608)
Account charges		(49)	(47)
Increase (decrease)		203	(27,806)
Net increase (decrease)		2,346	(21,938)
Net assets, beginning		73,467	95,405
Net assets, ending		$75,813	$73,467

Units sold		406	552
Units redeemed		(279)	(18,254)
Net increase (decrease)		127	(17,702)
Units outstanding, beginning		45,637	63,339
Units outstanding, ending		45,764	45,637

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,290,032
Cost of units redeemed/account charges			(4,647,573)
Net investment income (loss)			168,811
Net realized gain (loss)			191,372
Realized gain distributions			81,284
Net change in unrealized appreciation (depreciation)			(8,113)
Net assets			$75,813

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	46	$76	1.25%	2.9%	12/31/2024	$1.72	0	$0	1.00%	3.2%	12/31/2024	$1.79	0	$0	0.75%	3.4%
12/31/2023	1.61	46	73	1.25%	6.9%	12/31/2023	1.67	0	0	1.00%	7.1%	12/31/2023	1.74	0	0	0.75%	7.4%
12/31/2022	1.51	63	95	1.25%	-14.8%	12/31/2022	1.56	0	0	1.00%	-14.6%	12/31/2022	1.62	0	0	0.75%	-14.4%
12/31/2021	1.77	68	120	1.25%	2.3%	12/31/2021	1.83	0	0	1.00%	2.5%	12/31/2021	1.89	0	0	0.75%	2.8%
12/31/2020	1.73	83	144	1.25%	4.5%	12/31/2020	1.78	0	0	1.00%	4.8%	12/31/2020	1.84	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	3.7%	12/31/2024	$1.94	0	$0	0.25%	3.9%	12/31/2024	$2.02	0	$0	0.00%	4.2%
12/31/2023	1.80	0	0	0.50%	7.7%	12/31/2023	1.87	0	0	0.25%	7.9%	12/31/2023	1.94	0	0	0.00%	8.2%
12/31/2022	1.67	0	0	0.50%	-14.2%	12/31/2022	1.73	0	0	0.25%	-14.0%	12/31/2022	1.80	0	0	0.00%	-13.7%
12/31/2021	1.95	0	0	0.50%	3.0%	12/31/2021	2.01	0	0	0.25%	3.3%	12/31/2021	2.08	0	0	0.00%	3.6%
12/31/2020	1.89	0	0	0.50%	5.3%	12/31/2020	1.95	0	0	0.25%	5.5%	12/31/2020	2.01	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	1.8%
2022	2.2%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R5 Class - 06-655

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$498,252	$559,030	56,874
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$498,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,103	127,218	$1.46
Band 100	117,863	76,932	1.53
Band 75	-	-	1.61
Band 50	195,258	114,965	1.70
Band 25	-	-	1.79
Band 0	-	-	1.88
Total	$498,224	319,115

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,816
Mortality & expense charges			(4,699)
Net investment income (loss)			11,117

Gain (loss) on investments:
Net realized gain (loss)			(3,206)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,150
Net gain (loss)			3,944

Increase (decrease) in net assets from operations			$15,061

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,117	$3,615
Net realized gain (loss)		(3,206)	(8,668)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,150	38,058

Increase (decrease) in net assets from operations		15,061	33,005

Contract owner transactions:
Proceeds from units sold		45	180
Cost of units redeemed		(30,857)	(44,872)
Account charges		(87)	(93)
Increase (decrease)		(30,899)	(44,785)
Net increase (decrease)		(15,838)	(11,780)
Net assets, beginning		514,062	525,842
Net assets, ending		$498,224	$514,062

Units sold		31	11,661
Units redeemed		(20,678)	(44,378)
Net increase (decrease)		(20,647)	(32,717)
Units outstanding, beginning		339,762	372,479
Units outstanding, ending		319,115	339,762

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,849,575
Cost of units redeemed/account charges			(9,978,158)
Net investment income (loss)			386,297
Net realized gain (loss)			(54,615)
Realized gain distributions			355,903
Net change in unrealized appreciation (depreciation)			(60,778)
Net assets			$498,224

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	127	$185	1.25%	2.5%	12/31/2024	$1.53	77	$118	1.00%	2.7%	12/31/2024	$1.61	0	$0	0.75%	3.0%
12/31/2023	1.42	147	209	1.25%	6.3%	12/31/2023	1.49	77	115	1.00%	6.5%	12/31/2023	1.57	0	0	0.75%	6.8%
12/31/2022	1.34	180	240	1.25%	-15.1%	12/31/2022	1.40	77	108	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.57	263	414	1.25%	1.7%	12/31/2021	1.64	107	176	1.00%	2.0%	12/31/2021	1.72	0	0	0.75%	2.3%
12/31/2020	1.55	265	410	1.25%	3.9%	12/31/2020	1.61	131	211	1.00%	4.2%	12/31/2020	1.68	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	115	$195	0.50%	3.2%	12/31/2024	$1.79	0	$0	0.25%	3.5%	12/31/2024	$1.88	0	$0	0.00%	3.8%
12/31/2023	1.65	116	191	0.50%	7.1%	12/31/2023	1.73	0	0	0.25%	7.3%	12/31/2023	1.81	0	0	0.00%	7.6%
12/31/2022	1.54	116	178	0.50%	-14.5%	12/31/2022	1.61	0	0	0.25%	-14.2%	12/31/2022	1.69	0	0	0.00%	-14.0%
12/31/2021	1.80	140	252	0.50%	2.5%	12/31/2021	1.88	0	0	0.25%	2.8%	12/31/2021	1.96	0	0	0.00%	3.0%
12/31/2020	1.75	140	246	0.50%	4.7%	12/31/2020	1.83	0	0	0.25%	4.9%	12/31/2020	1.90	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	1.6%
2022	1.6%
2021	2.1%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$447,550	$360,786	28,304
Receivables: investments sold	1,927
Payables: investments purchased	-
Net assets	$449,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$449,477	143,823	$3.13
Band 100	-	-	3.25
Band 75	-	-	3.39
Band 50	-	-	3.52
Band 25	-	-	3.67
Band 0	-	-	3.82
Total	$449,477	143,823

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,146
Mortality & expense charges			(5,592)
Net investment income (loss)			554

Gain (loss) on investments:
Net realized gain (loss)			13,051
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,512
Net gain (loss)			48,563

Increase (decrease) in net assets from operations			$49,117

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$554	$965
Net realized gain (loss)		13,051	968
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,512	63,136

Increase (decrease) in net assets from operations		49,117	65,069

Contract owner transactions:
Proceeds from units sold		52,183	11,235
Cost of units redeemed		(75,537)	(27,950)
Account charges		(274)	(247)
Increase (decrease)		(23,628)	(16,962)
Net increase (decrease)		25,489	48,107
Net assets, beginning		423,988	375,881
Net assets, ending		$449,477	$423,988

Units sold		17,437	4,366
Units redeemed		(25,890)	(11,148)
Net increase (decrease)		(8,453)	(6,782)
Units outstanding, beginning		152,276	159,058
Units outstanding, ending		143,823	152,276

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,385,598
Cost of units redeemed/account charges			(3,704,484)
Net investment income (loss)			73,612
Net realized gain (loss)			566,620
Realized gain distributions			41,367
Net change in unrealized appreciation (depreciation)			86,764
Net assets			$449,477

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	144	$449	1.25%	12.2%	12/31/2024	$3.25	0	$0	1.00%	12.5%	12/31/2024	$3.39	0	$0	0.75%	12.8%
12/31/2023	2.78	152	424	1.25%	17.8%	12/31/2023	2.89	0	0	1.00%	18.1%	12/31/2023	3.00	0	0	0.75%	18.4%
12/31/2022	2.36	159	376	1.25%	-17.8%	12/31/2022	2.45	0	0	1.00%	-17.6%	12/31/2022	2.54	0	0	0.75%	-17.4%
12/31/2021	2.87	144	413	1.25%	19.5%	12/31/2021	2.97	0	0	1.00%	19.8%	12/31/2021	3.07	0	0	0.75%	20.1%
12/31/2020	2.41	216	520	1.25%	3.2%	12/31/2020	2.48	0	0	1.00%	3.5%	12/31/2020	2.55	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.52	0	$0	0.50%	13.1%	12/31/2024	$3.67	0	$0	0.25%	13.4%	12/31/2024	$3.82	0	$0	0.00%	13.7%
12/31/2023	3.12	0	0	0.50%	18.7%	12/31/2023	3.24	0	0	0.25%	19.0%	12/31/2023	3.36	0	0	0.00%	19.3%
12/31/2022	2.63	0	0	0.50%	-17.2%	12/31/2022	2.72	0	0	0.25%	-17.0%	12/31/2022	2.82	0	0	0.00%	-16.8%
12/31/2021	3.17	0	0	0.50%	20.4%	12/31/2021	3.28	0	0	0.25%	20.7%	12/31/2021	3.38	0	0	0.00%	21.0%
12/31/2020	2.63	0	0	0.50%	4.0%	12/31/2020	2.71	0	0	0.25%	4.3%	12/31/2020	2.80	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.5%
2022	2.1%
2021	2.4%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,188,951	$899,626	80,005
Receivables: investments sold	-
Payables: investments purchased	(75)
Net assets	$1,188,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$489,630	186,978	$2.62
Band 100	155,193	56,287	2.76
Band 75	-	-	2.90
Band 50	544,053	177,988	3.06
Band 25	-	-	3.22
Band 0	-	-	3.39
Total	$1,188,876	421,253

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$13,495
Mortality & expense charges			(10,489)
Net investment income (loss)			3,006

Gain (loss) on investments:
Net realized gain (loss)			18,819
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			111,981
Net gain (loss)			130,800

Increase (decrease) in net assets from operations			$133,806

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,006	$3,533
Net realized gain (loss)		18,819	13,200
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		111,981	150,735

Increase (decrease) in net assets from operations		133,806	167,468

Contract owner transactions:
Proceeds from units sold		1,467	111,749
Cost of units redeemed		(78,907)	(103,850)
Account charges		(194)	(269)
Increase (decrease)		(77,634)	7,630
Net increase (decrease)		56,172	175,098
Net assets, beginning		1,132,704	957,606
Net assets, ending		$1,188,876	$1,132,704

Units sold		2,388	47,845
Units redeemed		(33,045)	(45,114)
Net increase (decrease)		(30,657)	2,731
Units outstanding, beginning		451,910	449,179
Units outstanding, ending		421,253	451,910

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,198,400
Cost of units redeemed/account charges			(11,341,824)
Net investment income (loss)			302,740
Net realized gain (loss)			343,686
Realized gain distributions			396,549
Net change in unrealized appreciation (depreciation)			289,325
Net assets			$1,188,876

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	187	$490	1.25%	11.8%	12/31/2024	$2.76	56	$155	1.00%	12.0%	12/31/2024	$2.90	0	$0	0.75%	12.3%
12/31/2023	2.34	208	487	1.25%	17.2%	12/31/2023	2.46	66	162	1.00%	17.5%	12/31/2023	2.58	0	0	0.75%	17.8%
12/31/2022	2.00	204	408	1.25%	-18.3%	12/31/2022	2.09	66	138	1.00%	-18.1%	12/31/2022	2.19	0	0	0.75%	-17.9%
12/31/2021	2.45	329	805	1.25%	18.9%	12/31/2021	2.56	63	160	1.00%	19.2%	12/31/2021	2.67	0	0	0.75%	19.5%
12/31/2020	2.06	333	684	1.25%	2.8%	12/31/2020	2.14	68	147	1.00%	3.0%	12/31/2020	2.23	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.06	178	$544	0.50%	12.6%	12/31/2024	$3.22	0	$0	0.25%	12.9%	12/31/2024	$3.39	0	$0	0.00%	13.2%
12/31/2023	2.71	178	483	0.50%	18.1%	12/31/2023	2.85	0	0	0.25%	18.4%	12/31/2023	2.99	0	0	0.00%	18.7%
12/31/2022	2.30	179	411	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.52	0	0	0.00%	-17.2%
12/31/2021	2.79	182	507	0.50%	19.8%	12/31/2021	2.92	0	0	0.25%	20.1%	12/31/2021	3.05	0	0	0.00%	20.4%
12/31/2020	2.33	182	423	0.50%	3.5%	12/31/2020	2.43	0	0	0.25%	3.8%	12/31/2020	2.53	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.2%
2022	1.8%
2021	2.4%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R1 Class - 06-663

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$868,187	$771,425	67,705
Receivables: investments sold	1,158
Payables: investments purchased	-
Net assets	$869,345

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$869,345	301,809	$2.88
Band 100	-	-	3.00
Band 75	-	-	3.12
Band 50	-	-	3.25
Band 25	-	-	3.38
Band 0	-	-	3.52
Total	$869,345	301,809

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,832
Mortality & expense charges			(10,864)
Net investment income (loss)			3,968

Gain (loss) on investments:
Net realized gain (loss)			7,033
Realized gain distributions			11,230
Net change in unrealized appreciation (depreciation)			67,013
Net gain (loss)			85,276

Increase (decrease) in net assets from operations			$89,244

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,968	$(177)
Net realized gain (loss)		7,033	(156,328)
Realized gain distributions		11,230	-
Net change in unrealized appreciation (depreciation)		67,013	346,588

Increase (decrease) in net assets from operations		89,244	190,083

Contract owner transactions:
Proceeds from units sold		36,052	296,799
Cost of units redeemed		(51,507)	(1,527,382)
Account charges		(529)	(480)
Increase (decrease)		(15,984)	(1,231,063)
Net increase (decrease)		73,260	(1,040,980)
Net assets, beginning		796,085	1,837,065
Net assets, ending		$869,345	$796,085

Units sold		12,964	124,766
Units redeemed		(18,174)	(641,459)
Net increase (decrease)		(5,210)	(516,693)
Units outstanding, beginning		307,019	823,712
Units outstanding, ending		301,809	307,019

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,668,916
Cost of units redeemed/account charges			(8,661,370)
Net investment income (loss)			326,617
Net realized gain (loss)			926,922
Realized gain distributions			511,498
Net change in unrealized appreciation (depreciation)			96,762
Net assets			$869,345

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	302	$869	1.25%	11.1%	12/31/2024	$3.00	0	$0	1.00%	11.4%	12/31/2024	$3.12	0	$0	0.75%	11.6%
12/31/2023	2.59	307	796	1.25%	16.3%	12/31/2023	2.69	0	0	1.00%	16.6%	12/31/2023	2.80	0	0	0.75%	16.8%
12/31/2022	2.23	824	1,837	1.25%	-17.4%	12/31/2022	2.31	0	0	1.00%	-17.1%	12/31/2022	2.39	0	0	0.75%	-16.9%
12/31/2021	2.70	801	2,161	1.25%	16.7%	12/31/2021	2.79	0	0	1.00%	17.0%	12/31/2021	2.88	0	0	0.75%	17.3%
12/31/2020	2.31	734	1,698	1.25%	5.3%	12/31/2020	2.38	0	0	1.00%	5.5%	12/31/2020	2.46	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.25	0	$0	0.50%	11.9%	12/31/2024	$3.38	0	$0	0.25%	12.2%	12/31/2024	$3.52	0	$0	0.00%	12.5%
12/31/2023	2.90	0	0	0.50%	17.1%	12/31/2023	3.01	0	0	0.25%	17.4%	12/31/2023	3.13	0	0	0.00%	17.7%
12/31/2022	2.48	0	0	0.50%	-16.7%	12/31/2022	2.57	0	0	0.25%	-16.5%	12/31/2022	2.66	0	0	0.00%	-16.3%
12/31/2021	2.98	0	0	0.50%	17.6%	12/31/2021	3.07	0	0	0.25%	17.9%	12/31/2021	3.18	0	0	0.00%	18.2%
12/31/2020	2.53	0	0	0.50%	6.1%	12/31/2020	2.61	0	0	0.25%	6.3%	12/31/2020	2.69	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	0.7%
2022	1.2%
2021	4.2%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R5 Class - 06-670

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,203,296	$1,081,265	96,654
Receivables: investments sold	48
Payables: investments purchased	-
Net assets	$1,203,344

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$559,150	225,769	$2.48
Band 100	254,936	97,767	2.61
Band 75	-	-	2.75
Band 50	389,258	134,647	2.89
Band 25	-	-	3.04
Band 0	-	-	3.20
Total	$1,203,344	458,183

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,815
Mortality & expense charges			(11,838)
Net investment income (loss)			5,977

Gain (loss) on investments:
Net realized gain (loss)			14,745
Realized gain distributions			16,065
Net change in unrealized appreciation (depreciation)			90,008
Net gain (loss)			120,818

Increase (decrease) in net assets from operations			$126,795

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,977	$4,063
Net realized gain (loss)		14,745	(29,109)
Realized gain distributions		16,065	-
Net change in unrealized appreciation (depreciation)		90,008	209,166

Increase (decrease) in net assets from operations		126,795	184,120

Contract owner transactions:
Proceeds from units sold		29,173	8,659
Cost of units redeemed		(121,911)	(405,836)
Account charges		(324)	(408)
Increase (decrease)		(93,062)	(397,585)
Net increase (decrease)		33,733	(213,465)
Net assets, beginning		1,169,611	1,383,076
Net assets, ending		$1,203,344	$1,169,611

Units sold		11,323	4,264
Units redeemed		(47,198)	(198,064)
Net increase (decrease)		(35,875)	(193,800)
Units outstanding, beginning		494,058	687,858
Units outstanding, ending		458,183	494,058

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,360,210
Cost of units redeemed/account charges			(22,387,986)
Net investment income (loss)			633,765
Net realized gain (loss)			1,452,111
Realized gain distributions			1,023,213
Net change in unrealized appreciation (depreciation)			122,031
Net assets			$1,203,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	226	$559	1.25%	10.5%	12/31/2024	$2.61	98	$255	1.00%	10.8%	12/31/2024	$2.75	0	$0	0.75%	11.0%
12/31/2023	2.24	249	557	1.25%	15.7%	12/31/2023	2.35	103	243	1.00%	16.0%	12/31/2023	2.47	0	0	0.75%	16.3%
12/31/2022	1.94	441	855	1.25%	-17.8%	12/31/2022	2.03	104	211	1.00%	-17.6%	12/31/2022	2.13	0	0	0.75%	-17.4%
12/31/2021	2.36	669	1,575	1.25%	16.1%	12/31/2021	2.46	107	262	1.00%	16.4%	12/31/2021	2.57	0	0	0.75%	16.7%
12/31/2020	2.03	684	1,388	1.25%	4.8%	12/31/2020	2.12	110	232	1.00%	5.1%	12/31/2020	2.21	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	135	$389	0.50%	11.3%	12/31/2024	$3.04	0	$0	0.25%	11.6%	12/31/2024	$3.20	0	$0	0.00%	11.9%
12/31/2023	2.60	142	369	0.50%	16.6%	12/31/2023	2.73	0	0	0.25%	16.9%	12/31/2023	2.86	0	0	0.00%	17.2%
12/31/2022	2.23	142	317	0.50%	-17.2%	12/31/2022	2.33	0	0	0.25%	-17.0%	12/31/2022	2.44	0	0	0.00%	-16.8%
12/31/2021	2.69	143	384	0.50%	16.9%	12/31/2021	2.81	0	0	0.25%	17.2%	12/31/2021	2.94	0	0	0.00%	17.5%
12/31/2020	2.30	134	309	0.50%	5.6%	12/31/2020	2.40	0	0	0.25%	5.9%	12/31/2020	2.50	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.3%
2022	0.8%
2021	3.7%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R1 Class - 06-664

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,103	$179,406	17,838
Receivables: investments sold	327
Payables: investments purchased	-
Net assets	$171,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$171,430	85,488	$2.01
Band 100	-	-	2.09
Band 75	-	-	2.17
Band 50	-	-	2.26
Band 25	-	-	2.35
Band 0	-	-	2.45
Total	$171,430	85,488

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,753
Mortality & expense charges			(2,304)
Net investment income (loss)			2,449

Gain (loss) on investments:
Net realized gain (loss)			(29,320)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,795
Net gain (loss)			6,475

Increase (decrease) in net assets from operations			$8,924

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,449	$1,574
Net realized gain (loss)		(29,320)	(11,776)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,795	44,629

Increase (decrease) in net assets from operations		8,924	34,427

Contract owner transactions:
Proceeds from units sold		14,327	15,795
Cost of units redeemed		(210,264)	(59,361)
Account charges		(570)	(349)
Increase (decrease)		(196,507)	(43,915)
Net increase (decrease)		(187,583)	(9,488)
Net assets, beginning		359,013	368,501
Net assets, ending		$171,430	$359,013

Units sold		7,280	8,815
Units redeemed		(111,468)	(33,010)
Net increase (decrease)		(104,188)	(24,195)
Units outstanding, beginning		189,676	213,871
Units outstanding, ending		85,488	189,676

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,338,215
Cost of units redeemed/account charges			(10,517,187)
Net investment income (loss)			619,919
Net realized gain (loss)			1,585,219
Realized gain distributions			153,567
Net change in unrealized appreciation (depreciation)			(8,303)
Net assets			$171,430

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	85	$171	1.25%	5.9%	12/31/2024	$2.09	0	$0	1.00%	6.2%	12/31/2024	$2.17	0	$0	0.75%	6.5%
12/31/2023	1.89	190	359	1.25%	9.9%	12/31/2023	1.97	0	0	1.00%	10.1%	12/31/2023	2.04	0	0	0.75%	10.4%
12/31/2022	1.72	214	369	1.25%	-16.0%	12/31/2022	1.78	0	0	1.00%	-15.7%	12/31/2022	1.85	0	0	0.75%	-15.5%
12/31/2021	2.05	223	458	1.25%	7.1%	12/31/2021	2.12	0	0	1.00%	7.4%	12/31/2021	2.19	0	0	0.75%	7.7%
12/31/2020	1.91	293	560	1.25%	2.4%	12/31/2020	1.97	0	0	1.00%	2.6%	12/31/2020	2.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	0	$0	0.50%	6.7%	12/31/2024	$2.35	0	$0	0.25%	7.0%	12/31/2024	$2.45	0	$0	0.00%	7.3%
12/31/2023	2.12	0	0	0.50%	10.7%	12/31/2023	2.20	0	0	0.25%	11.0%	12/31/2023	2.28	0	0	0.00%	11.2%
12/31/2022	1.91	0	0	0.50%	-15.3%	12/31/2022	1.98	0	0	0.25%	-15.1%	12/31/2022	2.05	0	0	0.00%	-14.9%
12/31/2021	2.26	0	0	0.50%	7.9%	12/31/2021	2.34	0	0	0.25%	8.2%	12/31/2021	2.41	0	0	0.00%	8.5%
12/31/2020	2.09	0	0	0.50%	3.2%	12/31/2020	2.16	0	0	0.25%	3.4%	12/31/2020	2.22	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.6%
2022	2.5%
2021	2.6%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R5 Class - 06-660

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$542,213	$588,473	57,273
Receivables: investments sold	-
Payables: investments purchased	(407)
Net assets	$541,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$454,185	260,181	$1.75
Band 100	80,524	43,811	1.84
Band 75	-	-	1.94
Band 50	7,097	3,483	2.04
Band 25	-	-	2.15
Band 0	-	-	2.26
Total	$541,806	307,475

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,207
Mortality & expense charges			(9,985)
Net investment income (loss)			7,222

Gain (loss) on investments:
Net realized gain (loss)			(25,755)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,928
Net gain (loss)			43,173

Increase (decrease) in net assets from operations			$50,395

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,222	$603
Net realized gain (loss)		(25,755)	(3,180)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		68,928	75,743

Increase (decrease) in net assets from operations		50,395	73,166

Contract owner transactions:
Proceeds from units sold		233	1,514
Cost of units redeemed		(365,018)	(5,899)
Account charges		(299)	(325)
Increase (decrease)		(365,084)	(4,710)
Net increase (decrease)		(314,689)	68,456
Net assets, beginning		856,495	788,039
Net assets, ending		$541,806	$856,495

Units sold		139	967
Units redeemed		(206,877)	(3,921)
Net increase (decrease)		(206,738)	(2,954)
Units outstanding, beginning		514,213	517,167
Units outstanding, ending		307,475	514,213

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,559,869
Cost of units redeemed/account charges			(13,353,964)
Net investment income (loss)			643,661
Net realized gain (loss)			17,801
Realized gain distributions			720,699
Net change in unrealized appreciation (depreciation)			(46,260)
Net assets			$541,806

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	260	$454	1.25%	5.4%	12/31/2024	$1.84	44	$81	1.00%	5.6%	12/31/2024	$1.94	0	$0	0.75%	5.9%
12/31/2023	1.66	467	773	1.25%	9.3%	12/31/2023	1.74	44	76	1.00%	9.6%	12/31/2023	1.83	0	0	0.75%	9.8%
12/31/2022	1.52	469	711	1.25%	-16.4%	12/31/2022	1.59	44	70	1.00%	-16.2%	12/31/2022	1.66	0	0	0.75%	-15.9%
12/31/2021	1.81	571	1,035	1.25%	6.7%	12/31/2021	1.89	140	265	1.00%	6.9%	12/31/2021	1.98	0	0	0.75%	7.2%
12/31/2020	1.70	582	989	1.25%	1.8%	12/31/2020	1.77	149	264	1.00%	2.0%	12/31/2020	1.85	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	3	$7	0.50%	6.2%	12/31/2024	$2.15	0	$0	0.25%	6.4%	12/31/2024	$2.26	0	$0	0.00%	6.7%
12/31/2023	1.92	4	7	0.50%	10.1%	12/31/2023	2.02	0	0	0.25%	10.4%	12/31/2023	2.12	0	0	0.00%	10.7%
12/31/2022	1.74	4	6	0.50%	-15.7%	12/31/2022	1.83	0	0	0.25%	-15.5%	12/31/2022	1.91	0	0	0.00%	-15.3%
12/31/2021	2.07	4	8	0.50%	7.5%	12/31/2021	2.16	0	0	0.25%	7.7%	12/31/2021	2.26	0	0	0.00%	8.0%
12/31/2020	1.92	4	7	0.50%	2.5%	12/31/2020	2.01	0	0	0.25%	2.8%	12/31/2020	2.09	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	1.3%
2022	1.9%
2021	2.9%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Short Duration Bond Fund S Class - 06-748

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,523	$296,556	16,049
Receivables: investments sold	245
Payables: investments purchased	-
Net assets	$300,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$300,768	235,388	$1.28
Band 100	-	-	1.33
Band 75	-	-	1.38
Band 50	-	-	1.44
Band 25	-	-	1.50
Band 0	-	-	1.56
Total	$300,768	235,388

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,619
Mortality & expense charges			(3,727)
Net investment income (loss)			7,892

Gain (loss) on investments:
Net realized gain (loss)			801
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,157
Net gain (loss)			1,958

Increase (decrease) in net assets from operations			$9,850

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,892	$3,713
Net realized gain (loss)		801	(18)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,157	4,825

Increase (decrease) in net assets from operations		9,850	8,520

Contract owner transactions:
Proceeds from units sold		157,200	15,236
Cost of units redeemed		(107,458)	(3,054)
Account charges		(25)	(14)
Increase (decrease)		49,717	12,168
Net increase (decrease)		59,567	20,688
Net assets, beginning		241,201	220,513
Net assets, ending		$300,768	$241,201

Units sold		126,981	12,584
Units redeemed		(86,708)	(2,545)
Net increase (decrease)		40,273	10,039
Units outstanding, beginning		195,115	185,076
Units outstanding, ending		235,388	195,115

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,568,105
Cost of units redeemed/account charges			(4,315,686)
Net investment income (loss)			50,735
Net realized gain (loss)			(11,378)
Realized gain distributions			5,025
Net change in unrealized appreciation (depreciation)			3,967
Net assets			$300,768

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	235	$301	1.25%	3.4%	12/31/2024	$1.33	0	$0	1.00%	3.6%	12/31/2024	$1.38	0	$0	0.75%	3.9%
12/31/2023	1.24	195	241	1.25%	3.8%	12/31/2023	1.28	0	0	1.00%	4.0%	12/31/2023	1.33	0	0	0.75%	4.3%
12/31/2022	1.19	185	221	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.9%	12/31/2022	1.28	0	0	0.75%	-5.7%
12/31/2021	1.27	197	250	1.25%	-2.0%	12/31/2021	1.31	0	0	1.00%	-1.7%	12/31/2021	1.35	0	0	0.75%	-1.5%
12/31/2020	1.30	199	257	1.25%	3.7%	12/31/2020	1.33	0	0	1.00%	3.9%	12/31/2020	1.38	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	0	$0	0.50%	4.1%	12/31/2024	$1.50	0	$0	0.25%	4.4%	12/31/2024	$1.56	0	$0	0.00%	4.7%
12/31/2023	1.38	0	0	0.50%	4.5%	12/31/2023	1.44	0	0	0.25%	4.8%	12/31/2023	1.49	0	0	0.00%	5.1%
12/31/2022	1.32	0	0	0.50%	-5.4%	12/31/2022	1.37	0	0	0.25%	-5.2%	12/31/2022	1.42	0	0	0.00%	-5.0%
12/31/2021	1.40	0	0	0.50%	-1.2%	12/31/2021	1.45	0	0	0.25%	-1.0%	12/31/2021	1.49	0	0	0.00%	-0.8%
12/31/2020	1.42	0	0	0.50%	4.5%	12/31/2020	1.46	0	0	0.25%	4.7%	12/31/2020	1.51	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	2.8%
2022	0.8%
2021	0.8%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund S Class - 06-741 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.52
Band 75	-	-	1.58
Band 50	-	-	1.64
Band 25	-	-	1.71
Band 0	-	-	1.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,284,325
Cost of units redeemed/account charges			(1,299,164)
Net investment income (loss)			(1,986)
Net realized gain (loss)			(10,514)
Realized gain distributions			27,339
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	1.25%	-0.4%	12/31/2024	$1.52	0	$0	1.00%	-0.2%	12/31/2024	$1.58	0	$0	0.75%	0.1%
12/31/2023	1.46	0	0	1.25%	3.1%	12/31/2023	1.52	0	0	1.00%	3.3%	12/31/2023	1.58	0	0	0.75%	3.6%
12/31/2022	1.42	0	0	1.25%	-15.3%	12/31/2022	1.47	0	0	1.00%	-15.1%	12/31/2022	1.52	0	0	0.75%	-14.9%
12/31/2021	1.68	0	0	1.25%	-2.9%	12/31/2021	1.73	0	0	1.00%	-2.7%	12/31/2021	1.79	0	0	0.75%	-2.5%
12/31/2020	1.73	0	0	1.25%	7.5%	12/31/2020	1.78	0	0	1.00%	7.8%	12/31/2020	1.83	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	0	$0	0.50%	0.3%	12/31/2024	$1.71	0	$0	0.25%	0.6%	12/31/2024	$1.78	0	$0	0.00%	0.8%
12/31/2023	1.64	0	0	0.50%	3.9%	12/31/2023	1.70	0	0	0.25%	4.1%	12/31/2023	1.77	0	0	0.00%	4.4%
12/31/2022	1.58	0	0	0.50%	-14.7%	12/31/2022	1.63	0	0	0.25%	-14.4%	12/31/2022	1.69	0	0	0.00%	-14.2%
12/31/2021	1.85	0	0	0.50%	-2.2%	12/31/2021	1.91	0	0	0.25%	-2.0%	12/31/2021	1.97	0	0	0.00%	-1.7%
12/31/2020	1.89	0	0	0.50%	8.3%	12/31/2020	1.95	0	0	0.25%	8.6%	12/31/2020	2.01	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Equity Income Fund S Class - 06-742

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$263,605	$294,042	11,459
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$263,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263,453	50,925	$5.17
Band 100	-	-	5.39
Band 75	-	-	5.61
Band 50	-	-	5.83
Band 25	-	-	6.07
Band 0	-	-	6.32
Total	$263,453	50,925

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,057
Mortality & expense charges			(3,385)
Net investment income (loss)			1,672

Gain (loss) on investments:
Net realized gain (loss)			(40,596)
Realized gain distributions			30,008
Net change in unrealized appreciation (depreciation)			35,842
Net gain (loss)			25,254

Increase (decrease) in net assets from operations			$26,926

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,672	$2,156
Net realized gain (loss)		(40,596)	(763)
Realized gain distributions		30,008	45,253
Net change in unrealized appreciation (depreciation)		35,842	(3,838)

Increase (decrease) in net assets from operations		26,926	42,808

Contract owner transactions:
Proceeds from units sold		5,973	40,776
Cost of units redeemed		(210,580)	(28,062)
Account charges		(46)	(57)
Increase (decrease)		(204,653)	12,657
Net increase (decrease)		(177,727)	55,465
Net assets, beginning		441,180	385,715
Net assets, ending		$263,453	$441,180

Units sold		1,265	9,471
Units redeemed		(44,762)	(6,557)
Net increase (decrease)		(43,497)	2,914
Units outstanding, beginning		94,422	91,508
Units outstanding, ending		50,925	94,422

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$527,514
Cost of units redeemed/account charges			(547,304)
Net investment income (loss)			3,990
Net realized gain (loss)			14,052
Realized gain distributions			295,638
Net change in unrealized appreciation (depreciation)			(30,437)
Net assets			$263,453

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.17	51	$263	1.25%	10.7%	12/31/2024	$5.39	0	$0	1.00%	11.0%	12/31/2024	$5.61	0	$0	0.75%	11.3%
12/31/2023	4.67	94	441	1.25%	10.9%	12/31/2023	4.85	0	0	1.00%	11.1%	12/31/2023	5.04	0	0	0.75%	11.4%
12/31/2022	4.22	92	386	1.25%	-10.0%	12/31/2022	4.37	0	0	1.00%	-9.8%	12/31/2022	4.52	0	0	0.75%	-9.5%
12/31/2021	4.68	53	248	1.25%	25.8%	12/31/2021	4.84	0	0	1.00%	26.1%	12/31/2021	5.00	0	0	0.75%	26.4%
12/31/2020	3.72	49	182	1.25%	7.5%	12/31/2020	3.84	0	0	1.00%	7.8%	12/31/2020	3.95	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.83	0	$0	0.50%	11.6%	12/31/2024	$6.07	0	$0	0.25%	11.8%	12/31/2024	$6.32	0	$0	0.00%	12.1%
12/31/2023	5.23	0	0	0.50%	11.7%	12/31/2023	5.43	0	0	0.25%	12.0%	12/31/2023	5.64	0	0	0.00%	12.2%
12/31/2022	4.68	0	0	0.50%	-9.3%	12/31/2022	4.85	0	0	0.25%	-9.1%	12/31/2022	5.02	0	0	0.00%	-8.9%
12/31/2021	5.16	0	0	0.50%	26.7%	12/31/2021	5.33	0	0	0.25%	27.1%	12/31/2021	5.51	0	0	0.00%	27.4%
12/31/2020	4.07	0	0	0.50%	8.3%	12/31/2020	4.20	0	0	0.25%	8.6%	12/31/2020	4.33	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	1.7%
2021	0.9%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Sustainable Equity Fund S Class - 06-744

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,003	$5,102	113
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$5,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,001	908	$5.51
Band 100	-	-	5.73
Band 75	-	-	5.97
Band 50	-	-	6.21
Band 25	-	-	6.47
Band 0	-	-	6.73
Total	$5,001	908

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26
Mortality & expense charges			(63)
Net investment income (loss)			(37)

Gain (loss) on investments:
Net realized gain (loss)			53
Realized gain distributions			580
Net change in unrealized appreciation (depreciation)			77
Net gain (loss)			710

Increase (decrease) in net assets from operations			$673

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37)	$(27)
Net realized gain (loss)		53	(265)
Realized gain distributions		580	282
Net change in unrealized appreciation (depreciation)		77	607

Increase (decrease) in net assets from operations		673	597

Contract owner transactions:
Proceeds from units sold		161	1,726
Cost of units redeemed		(434)	(1,476)
Account charges		(7)	(8)
Increase (decrease)		(280)	242
Net increase (decrease)		393	839
Net assets, beginning		4,608	3,769
Net assets, ending		$5,001	$4,608

Units sold		30	381
Units redeemed		(78)	(348)
Net increase (decrease)		(48)	33
Units outstanding, beginning		956	923
Units outstanding, ending		908	956

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,277
Cost of units redeemed/account charges			(1,974)
Net investment income (loss)			(137)
Net realized gain (loss)			(184)
Realized gain distributions			3,118
Net change in unrealized appreciation (depreciation)			(99)
Net assets			$5,001

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.51	1	$5	1.25%	14.3%	12/31/2024	$5.73	0	$0	1.00%	14.5%	12/31/2024	$5.97	0	$0	0.75%	14.8%
12/31/2023	4.82	1	5	1.25%	18.0%	12/31/2023	5.01	0	0	1.00%	18.3%	12/31/2023	5.20	0	0	0.75%	18.6%
12/31/2022	4.09	1	4	1.25%	-15.0%	12/31/2022	4.23	0	0	1.00%	-14.8%	12/31/2022	4.38	0	0	0.75%	-14.6%
12/31/2021	4.81	1	4	1.25%	24.0%	12/31/2021	4.96	0	0	1.00%	24.3%	12/31/2021	5.13	0	0	0.75%	24.6%
12/31/2020	3.88	1	3	1.25%	12.1%	12/31/2020	3.99	0	0	1.00%	12.3%	12/31/2020	4.12	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.21	0	$0	0.50%	15.1%	12/31/2024	$6.47	0	$0	0.25%	15.4%	12/31/2024	$6.73	0	$0	0.00%	15.7%
12/31/2023	5.40	0	0	0.50%	18.9%	12/31/2023	5.60	0	0	0.25%	19.2%	12/31/2023	5.82	0	0	0.00%	19.5%
12/31/2022	4.54	0	0	0.50%	-14.4%	12/31/2022	4.70	0	0	0.25%	-14.1%	12/31/2022	4.87	0	0	0.00%	-13.9%
12/31/2021	5.30	0	0	0.50%	24.9%	12/31/2021	5.47	0	0	0.25%	25.2%	12/31/2021	5.66	0	0	0.00%	25.5%
12/31/2020	4.24	0	0	0.50%	12.9%	12/31/2020	4.37	0	0	0.25%	13.2%	12/31/2020	4.51	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.7%
2022	0.5%
2021	0.3%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund S Class - 06-749

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,525	$121,882	4,500
Receivables: investments sold	106
Payables: investments purchased	-
Net assets	$114,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,631	24,082	$4.76
Band 100	-	-	4.95
Band 75	-	-	5.16
Band 50	-	-	5.37
Band 25	-	-	5.59
Band 0	-	-	5.82
Total	$114,631	24,082

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,769
Mortality & expense charges			(1,402)
Net investment income (loss)			367

Gain (loss) on investments:
Net realized gain (loss)			(5,160)
Realized gain distributions			11,230
Net change in unrealized appreciation (depreciation)			(215)
Net gain (loss)			5,855

Increase (decrease) in net assets from operations			$6,222

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$367	$(997)
Net realized gain (loss)		(5,160)	(6,140)
Realized gain distributions		11,230	2,782
Net change in unrealized appreciation (depreciation)		(215)	19,429

Increase (decrease) in net assets from operations		6,222	15,074

Contract owner transactions:
Proceeds from units sold		8,576	22,170
Cost of units redeemed		(46,213)	(27,442)
Account charges		(51)	(31)
Increase (decrease)		(37,688)	(5,303)
Net increase (decrease)		(31,466)	9,771
Net assets, beginning		146,097	136,326
Net assets, ending		$114,631	$146,097

Units sold		1,808	5,574
Units redeemed		(10,653)	(7,097)
Net increase (decrease)		(8,845)	(1,523)
Units outstanding, beginning		32,927	34,450
Units outstanding, ending		24,082	32,927

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,330,973
Cost of units redeemed/account charges			(1,282,924)
Net investment income (loss)			(12,613)
Net realized gain (loss)			(63,414)
Realized gain distributions			149,966
Net change in unrealized appreciation (depreciation)			(7,357)
Net assets			$114,631

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.76	24	$115	1.25%	7.3%	12/31/2024	$4.95	0	$0	1.00%	7.6%	12/31/2024	$5.16	0	$0	0.75%	7.8%
12/31/2023	4.44	33	146	1.25%	12.1%	12/31/2023	4.61	0	0	1.00%	12.4%	12/31/2023	4.78	0	0	0.75%	12.7%
12/31/2022	3.96	34	136	1.25%	-17.3%	12/31/2022	4.10	0	0	1.00%	-17.1%	12/31/2022	4.24	0	0	0.75%	-16.8%
12/31/2021	4.78	35	167	1.25%	24.3%	12/31/2021	4.94	0	0	1.00%	24.6%	12/31/2021	5.10	0	0	0.75%	24.9%
12/31/2020	3.85	37	142	1.25%	11.4%	12/31/2020	3.97	0	0	1.00%	11.7%	12/31/2020	4.09	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.37	0	$0	0.50%	8.1%	12/31/2024	$5.59	0	$0	0.25%	8.4%	12/31/2024	$5.82	0	$0	0.00%	8.6%
12/31/2023	4.97	0	0	0.50%	13.0%	12/31/2023	5.16	0	0	0.25%	13.2%	12/31/2023	5.35	0	0	0.00%	13.5%
12/31/2022	4.40	0	0	0.50%	-16.6%	12/31/2022	4.55	0	0	0.25%	-16.4%	12/31/2022	4.72	0	0	0.00%	-16.2%
12/31/2021	5.27	0	0	0.50%	25.2%	12/31/2021	5.45	0	0	0.25%	25.5%	12/31/2021	5.63	0	0	0.00%	25.8%
12/31/2020	4.21	0	0	0.50%	12.3%	12/31/2020	4.34	0	0	0.25%	12.6%	12/31/2020	4.47	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	0.5%
2022	0.4%
2021	0.1%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	1.25%	7.0%	12/31/2024	$1.07	0	$0	1.00%	7.3%	12/31/2024	$1.09	0	$0	0.75%	7.6%
12/31/2023	0.98	0	0	1.25%	7.2%	12/31/2023	0.99	0	0	1.00%	7.5%	12/31/2023	1.01	0	0	0.75%	7.7%
12/31/2022	0.91	0	0	1.25%	-23.5%	12/31/2022	0.92	0	0	1.00%	-23.3%	12/31/2022	0.94	0	0	0.75%	-23.1%
12/31/2021	1.19	0	0	1.25%	-0.3%	12/31/2021	1.21	0	0	1.00%	-0.1%	12/31/2021	1.22	0	0	0.75%	0.2%
12/31/2020	1.20	0	0	1.25%	8.7%	12/31/2020	1.21	0	0	1.00%	8.9%	12/31/2020	1.22	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	7.8%	12/31/2024	$1.13	0	$0	0.25%	8.1%	12/31/2024	$1.15	0	$0	0.00%	8.4%
12/31/2023	1.03	0	0	0.50%	8.0%	12/31/2023	1.04	0	0	0.25%	8.3%	12/31/2023	1.06	0	0	0.00%	8.5%
12/31/2022	0.95	0	0	0.50%	-22.9%	12/31/2022	0.96	0	0	0.25%	-22.7%	12/31/2022	0.98	0	0	0.00%	-22.5%
12/31/2021	1.23	0	0	0.50%	0.4%	12/31/2021	1.25	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	0.9%
12/31/2020	1.23	0	0	0.50%	9.5%	12/31/2020	1.24	0	0	0.25%	9.8%	12/31/2020	1.25	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	0.2%	12/31/2024	$0.99	0	$0	1.00%	0.5%	12/31/2024	$1.01	0	$0	0.75%	0.7%
12/31/2023	0.97	0	0	1.25%	3.9%	12/31/2023	0.99	0	0	1.00%	4.1%	12/31/2023	1.00	0	0	0.75%	4.4%
12/31/2022	0.93	0	0	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.6%	12/31/2022	0.96	0	0	0.75%	-15.4%
12/31/2021	1.11	0	0	1.25%	-2.4%	12/31/2021	1.12	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.9%
12/31/2020	1.14	0	0	1.25%	7.7%	12/31/2020	1.15	0	0	1.00%	8.0%	12/31/2020	1.16	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	1.0%	12/31/2024	$1.05	0	$0	0.25%	1.2%	12/31/2024	$1.07	0	$0	0.00%	1.5%
12/31/2023	1.02	0	0	0.50%	4.7%	12/31/2023	1.04	0	0	0.25%	4.9%	12/31/2023	1.05	0	0	0.00%	5.2%
12/31/2022	0.97	0	0	0.50%	-15.2%	12/31/2022	0.99	0	0	0.25%	-15.0%	12/31/2022	1.00	0	0	0.00%	-14.8%
12/31/2021	1.15	0	0	0.50%	-1.7%	12/31/2021	1.16	0	0	0.25%	-1.4%	12/31/2021	1.18	0	0	0.00%	-1.2%
12/31/2020	1.17	0	0	0.50%	8.6%	12/31/2020	1.18	0	0	0.25%	8.8%	12/31/2020	1.19	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	-0.3%	12/31/2024	$0.99	0	$0	1.00%	0.0%	12/31/2024	$1.01	0	$0	0.75%	0.2%
12/31/2023	0.97	0	0	1.25%	3.1%	12/31/2023	0.99	0	0	1.00%	3.4%	12/31/2023	1.00	0	0	0.75%	3.6%
12/31/2022	0.94	0	0	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	0	0	1.25%	-2.8%	12/31/2021	1.12	0	0	1.00%	-2.5%	12/31/2021	1.14	0	0	0.75%	-2.3%
12/31/2020	1.14	0	0	1.25%	7.6%	12/31/2020	1.15	0	0	1.00%	7.9%	12/31/2020	1.16	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	0.5%	12/31/2024	$1.04	0	$0	0.25%	0.7%	12/31/2024	$1.06	0	$0	0.00%	1.0%
12/31/2023	1.02	0	0	0.50%	3.9%	12/31/2023	1.04	0	0	0.25%	4.1%	12/31/2023	1.05	0	0	0.00%	4.4%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.3%	12/31/2022	1.01	0	0	0.00%	-14.1%
12/31/2021	1.15	0	0	0.50%	-2.1%	12/31/2021	1.16	0	0	0.25%	-1.8%	12/31/2021	1.17	0	0	0.00%	-1.6%
12/31/2020	1.17	0	0	0.50%	8.4%	12/31/2020	1.18	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,413	$30,472	1,103
Receivables: investments sold	-
Payables: investments purchased	(345)
Net assets	$28,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,068	17,282	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$28,068	17,282

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$488
Mortality & expense charges			(878)
Net investment income (loss)			(390)

Gain (loss) on investments:
Net realized gain (loss)			764
Realized gain distributions			2,764
Net change in unrealized appreciation (depreciation)			2,779
Net gain (loss)			6,307

Increase (decrease) in net assets from operations			$5,917

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(390)	$(404)
Net realized gain (loss)		764	(7,357)
Realized gain distributions		2,764	1,368
Net change in unrealized appreciation (depreciation)		2,779	15,689

Increase (decrease) in net assets from operations		5,917	9,296

Contract owner transactions:
Proceeds from units sold		23,505	4,751
Cost of units redeemed		(73,054)	(32,372)
Account charges		(7)	(2)
Increase (decrease)		(49,556)	(27,623)
Net increase (decrease)		(43,639)	(18,327)
Net assets, beginning		71,707	90,034
Net assets, ending		$28,068	$71,707

Units sold		14,935	3,442
Units redeemed		(45,074)	(22,875)
Net increase (decrease)		(30,139)	(19,433)
Units outstanding, beginning		47,421	66,854
Units outstanding, ending		17,282	47,421

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$480,806
Cost of units redeemed/account charges			(476,178)
Net investment income (loss)			(2,972)
Net realized gain (loss)			(59,044)
Realized gain distributions			87,515
Net change in unrealized appreciation (depreciation)			(2,059)
Net assets			$28,068

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	17	$28	1.25%	7.4%	12/31/2024	$1.66	0	$0	1.00%	7.7%	12/31/2024	$1.69	0	$0	0.75%	7.9%
12/31/2023	1.51	47	72	1.25%	12.3%	12/31/2023	1.54	0	0	1.00%	12.6%	12/31/2023	1.56	0	0	0.75%	12.8%
12/31/2022	1.35	67	90	1.25%	-17.2%	12/31/2022	1.37	0	0	1.00%	-17.0%	12/31/2022	1.38	0	0	0.75%	-16.8%
12/31/2021	1.63	59	96	1.25%	24.5%	12/31/2021	1.64	0	0	1.00%	24.8%	12/31/2021	1.66	0	0	0.75%	25.1%
12/31/2020	1.31	45	59	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.33	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	0	$0	0.50%	8.2%	12/31/2024	$1.75	0	$0	0.25%	8.5%	12/31/2024	$1.78	0	$0	0.00%	8.8%
12/31/2023	1.59	0	0	0.50%	13.1%	12/31/2023	1.61	0	0	0.25%	13.4%	12/31/2023	1.64	0	0	0.00%	13.7%
12/31/2022	1.40	0	0	0.50%	-16.6%	12/31/2022	1.42	0	0	0.25%	-16.3%	12/31/2022	1.44	0	0	0.00%	-16.1%
12/31/2021	1.68	0	0	0.50%	25.4%	12/31/2021	1.70	0	0	0.25%	25.7%	12/31/2021	1.72	0	0	0.00%	26.0%
12/31/2020	1.34	0	0	0.50%	12.4%	12/31/2020	1.35	0	0	0.25%	12.7%	12/31/2020	1.37	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.6%
2022	0.7%
2021	0.9%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund S Class - 06-747

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596	$592	37
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$596	283	$2.10
Band 100	-	-	2.19
Band 75	-	-	2.28
Band 50	-	-	2.37
Band 25	-	-	2.47
Band 0	-	-	2.57
Total	$596	283

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14
Mortality & expense charges			(4)
Net investment income (loss)			10

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			3

Increase (decrease) in net assets from operations			$13

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10	$(11)
Net realized gain (loss)		-	(1,940)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3	3,541

Increase (decrease) in net assets from operations		13	1,590

Contract owner transactions:
Proceeds from units sold		462	234
Cost of units redeemed		-	(14,950)
Account charges		-	-
Increase (decrease)		462	(14,716)
Net increase (decrease)		475	(13,126)
Net assets, beginning		121	13,247
Net assets, ending		$596	$121

Units sold		222	120
Units redeemed		-	(7,258)
Net increase (decrease)		222	(7,138)
Units outstanding, beginning		61	7,199
Units outstanding, ending		283	61

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,926,840
Cost of units redeemed/account charges			(1,987,261)
Net investment income (loss)			(8,685)
Net realized gain (loss)			44,301
Realized gain distributions			25,397
Net change in unrealized appreciation (depreciation)			4
Net assets			$596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$1	1.25%	6.9%	12/31/2024	$2.19	0	$0	1.00%	7.1%	12/31/2024	$2.28	0	$0	0.75%	7.4%
12/31/2023	1.97	0	0	1.25%	7.0%	12/31/2023	2.04	0	0	1.00%	7.3%	12/31/2023	2.12	0	0	0.75%	7.6%
12/31/2022	1.84	7	13	1.25%	-23.6%	12/31/2022	1.91	0	0	1.00%	-23.4%	12/31/2022	1.97	0	0	0.75%	-23.2%
12/31/2021	2.41	7	16	1.25%	-0.4%	12/31/2021	2.49	0	0	1.00%	-0.2%	12/31/2021	2.57	0	0	0.75%	0.1%
12/31/2020	2.42	5	12	1.25%	8.5%	12/31/2020	2.49	0	0	1.00%	8.8%	12/31/2020	2.57	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.37	0	$0	0.50%	7.7%	12/31/2024	$2.47	0	$0	0.25%	7.9%	12/31/2024	$2.57	0	$0	0.00%	8.2%
12/31/2023	2.20	0	0	0.50%	7.8%	12/31/2023	2.29	0	0	0.25%	8.1%	12/31/2023	2.38	0	0	0.00%	8.4%
12/31/2022	2.04	0	0	0.50%	-23.0%	12/31/2022	2.12	0	0	0.25%	-22.8%	12/31/2022	2.19	0	0	0.00%	-22.6%
12/31/2021	2.65	0	0	0.50%	0.3%	12/31/2021	2.74	0	0	0.25%	0.6%	12/31/2021	2.83	0	0	0.00%	0.8%
12/31/2020	2.65	0	0	0.50%	9.3%	12/31/2020	2.73	0	0	0.25%	9.6%	12/31/2020	2.81	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	0.0%
2022	1.9%
2021	3.5%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Equity Fund S Class - 06-736 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$4.49
Band 100	-	-	4.67
Band 75	-	-	4.87
Band 50	-	-	5.06
Band 25	-	-	5.27
Band 0	-	-	5.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,333
Cost of units redeemed/account charges			(8,781)
Net investment income (loss)			43
Net realized gain (loss)			(705)
Realized gain distributions			2,110
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.49	0	$0	1.25%	14.4%	12/31/2024	$4.67	0	$0	1.00%	14.7%	12/31/2024	$4.87	0	$0	0.75%	15.0%
12/31/2023	3.92	0	0	1.25%	20.9%	12/31/2023	4.07	0	0	1.00%	21.2%	12/31/2023	4.23	0	0	0.75%	21.5%
12/31/2022	3.25	0	0	1.25%	-17.6%	12/31/2022	3.36	0	0	1.00%	-17.4%	12/31/2022	3.48	0	0	0.75%	-17.2%
12/31/2021	3.94	1	3	1.25%	21.1%	12/31/2021	4.07	0	0	1.00%	21.4%	12/31/2021	4.20	0	0	0.75%	21.7%
12/31/2020	3.25	1	4	1.25%	12.0%	12/31/2020	3.35	0	0	1.00%	12.3%	12/31/2020	3.45	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.06	0	$0	0.50%	15.3%	12/31/2024	$5.27	0	$0	0.25%	15.6%	12/31/2024	$5.49	0	$0	0.00%	15.9%
12/31/2023	4.39	0	0	0.50%	21.8%	12/31/2023	4.56	0	0	0.25%	22.1%	12/31/2023	4.74	0	0	0.00%	22.4%
12/31/2022	3.61	0	0	0.50%	-17.0%	12/31/2022	3.73	0	0	0.25%	-16.8%	12/31/2022	3.87	0	0	0.00%	-16.6%
12/31/2021	4.34	0	0	0.50%	22.0%	12/31/2021	4.49	0	0	0.25%	22.3%	12/31/2021	4.64	0	0	0.00%	22.6%
12/31/2020	3.56	0	0	0.50%	12.8%	12/31/2020	3.67	0	0	0.25%	13.1%	12/31/2020	3.78	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	1.0%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund R6 Class - 06-FFM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,499	$249,201	9,112
Receivables: investments sold	9,768
Payables: investments purchased	-
Net assets	$262,267

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,267	229,366	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$262,267	229,366

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,889
Mortality & expense charges			(3,339)
Net investment income (loss)			4,550

Gain (loss) on investments:
Net realized gain (loss)			835
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,883)
Net gain (loss)			(6,048)

Increase (decrease) in net assets from operations			$(1,498)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,550	$3,076
Net realized gain (loss)		835	(3,947)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,883)	29,605

Increase (decrease) in net assets from operations		(1,498)	28,734

Contract owner transactions:
Proceeds from units sold		64,907	67,740
Cost of units redeemed		(74,437)	(176,701)
Account charges		(38)	(64)
Increase (decrease)		(9,568)	(109,025)
Net increase (decrease)		(11,066)	(80,291)
Net assets, beginning		273,333	353,624
Net assets, ending		$262,267	$273,333

Units sold		56,845	64,155
Units redeemed		(66,610)	(162,578)
Net increase (decrease)		(9,765)	(98,423)
Units outstanding, beginning		239,131	337,554
Units outstanding, ending		229,366	239,131

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$859,444
Cost of units redeemed/account charges			(657,940)
Net investment income (loss)			33,157
Net realized gain (loss)			11,126
Realized gain distributions			13,182
Net change in unrealized appreciation (depreciation)			3,298
Net assets			$262,267

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	229	$262	1.25%	0.0%	12/31/2024	$1.17	0	$0	1.00%	0.3%	12/31/2024	$1.19	0	$0	0.75%	0.5%
12/31/2023	1.14	239	273	1.25%	9.1%	12/31/2023	1.16	0	0	1.00%	9.4%	12/31/2023	1.18	0	0	0.75%	9.7%
12/31/2022	1.05	338	354	1.25%	-27.8%	12/31/2022	1.06	0	0	1.00%	-27.6%	12/31/2022	1.08	0	0	0.75%	-27.4%
12/31/2021	1.45	228	331	1.25%	25.4%	12/31/2021	1.47	0	0	1.00%	25.8%	12/31/2021	1.49	0	0	0.75%	26.1%
12/31/2020	1.16	296	343	1.25%	-6.5%	12/31/2020	1.17	0	0	1.00%	-6.3%	12/31/2020	1.18	0	0	0.75%	-6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	0.8%	12/31/2024	$1.24	0	$0	0.25%	1.0%	12/31/2024	$1.26	0	$0	0.00%	1.3%
12/31/2023	1.21	0	0	0.50%	9.9%	12/31/2023	1.23	0	0	0.25%	10.2%	12/31/2023	1.25	0	0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-27.2%	12/31/2022	1.11	0	0	0.25%	-27.0%	12/31/2022	1.13	0	0	0.00%	-26.9%
12/31/2021	1.51	0	0	0.50%	26.4%	12/31/2021	1.53	0	0	0.25%	26.7%	12/31/2021	1.55	0	0	0.00%	27.0%
12/31/2020	1.19	0	0	0.50%	-5.8%	12/31/2020	1.20	0	0	0.25%	-5.6%	12/31/2020	1.22	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.1%
2022	1.8%
2021	4.0%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2025 Fund K Class - 06-3TV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,535,339	$4,429,086	379,299
Receivables: investments sold	1,089
Payables: investments purchased	-
Net assets	$4,536,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,536,428	3,263,192	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$4,536,428	3,263,192

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$148,763
Mortality & expense charges			(55,799)
Net investment income (loss)			92,964

Gain (loss) on investments:
Net realized gain (loss)			39,146
Realized gain distributions			137,977
Net change in unrealized appreciation (depreciation)			49,859
Net gain (loss)			226,982

Increase (decrease) in net assets from operations			$319,946

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$92,964	$77,111
Net realized gain (loss)		39,146	(2,573)
Realized gain distributions		137,977	63,046
Net change in unrealized appreciation (depreciation)		49,859	303,762

Increase (decrease) in net assets from operations		319,946	441,346

Contract owner transactions:
Proceeds from units sold		581,240	515,018
Cost of units redeemed		(559,367)	(133,380)
Account charges		(7,228)	(5,987)
Increase (decrease)		14,645	375,651
Net increase (decrease)		334,591	816,997
Net assets, beginning		4,201,837	3,384,840
Net assets, ending		$4,536,428	$4,201,837

Units sold		432,352	426,151
Units redeemed		(420,193)	(115,307)
Net increase (decrease)		12,159	310,844
Units outstanding, beginning		3,251,033	2,940,189
Units outstanding, ending		3,263,192	3,251,033

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,557,294
Cost of units redeemed/account charges			(723,559)
Net investment income (loss)			243,717
Net realized gain (loss)			33,550
Realized gain distributions			319,173
Net change in unrealized appreciation (depreciation)			106,253
Net assets			$4,536,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	3,263	$4,536	1.25%	7.6%	12/31/2024	$1.41	0	$0	1.00%	7.8%	12/31/2024	$1.43	0	$0	0.75%	8.1%
12/31/2023	1.29	3,251	4,202	1.25%	12.3%	12/31/2023	1.31	0	0	1.00%	12.5%	12/31/2023	1.32	0	0	0.75%	12.8%
12/31/2022	1.15	2,940	3,385	1.25%	-16.4%	12/31/2022	1.16	0	0	1.00%	-16.2%	12/31/2022	1.17	0	0	0.75%	-16.0%
12/31/2021	1.38	0	0	1.25%	9.4%	12/31/2021	1.39	0	0	1.00%	9.7%	12/31/2021	1.40	0	0	0.75%	10.0%
12/31/2020	1.26	0	0	1.25%	13.4%	12/31/2020	1.26	0	0	1.00%	13.7%	12/31/2020	1.27	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	8.4%	12/31/2024	$1.47	0	$0	0.25%	8.6%	12/31/2024	$1.50	0	$0	0.00%	8.9%
12/31/2023	1.34	0	0	0.50%	13.1%	12/31/2023	1.36	0	0	0.25%	13.4%	12/31/2023	1.37	0	0	0.00%	13.7%
12/31/2022	1.18	0	0	0.50%	-15.8%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.21	0	0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	10.3%	12/31/2021	1.42	0	0	0.25%	10.5%	12/31/2021	1.43	0	0	0.00%	10.8%
12/31/2020	1.28	0	0	0.50%	14.3%	12/31/2020	1.28	0	0	0.25%	14.6%	12/31/2020	1.29	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.3%
2022	5.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2030 Fund K Class - 06-3TW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,624,731	$2,453,043	202,496
Receivables: investments sold	-
Payables: investments purchased	(2,397)
Net assets	$2,622,334

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,622,334	1,805,909	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$2,622,334	1,805,909

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$76,856
Mortality & expense charges			(31,785)
Net investment income (loss)			45,071

Gain (loss) on investments:
Net realized gain (loss)			40,511
Realized gain distributions			77,828
Net change in unrealized appreciation (depreciation)			45,820
Net gain (loss)			164,159

Increase (decrease) in net assets from operations			$209,230

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,071	$35,769
Net realized gain (loss)		40,511	6,668
Realized gain distributions		77,828	30,455
Net change in unrealized appreciation (depreciation)		45,820	214,773

Increase (decrease) in net assets from operations		209,230	287,665

Contract owner transactions:
Proceeds from units sold		415,107	310,734
Cost of units redeemed		(307,269)	(244,898)
Account charges		(3,093)	(2,474)
Increase (decrease)		104,745	63,362
Net increase (decrease)		313,975	351,027
Net assets, beginning		2,308,359	1,957,332
Net assets, ending		$2,622,334	$2,308,359

Units sold		296,008	249,855
Units redeemed		(216,507)	(196,798)
Net increase (decrease)		79,501	53,057
Units outstanding, beginning		1,726,408	1,673,351
Units outstanding, ending		1,805,909	1,726,408

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,738,295
Cost of units redeemed/account charges			(612,586)
Net investment income (loss)			115,037
Net realized gain (loss)			37,847
Realized gain distributions			172,053
Net change in unrealized appreciation (depreciation)			171,688
Net assets			$2,622,334

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	1,806	$2,622	1.25%	8.6%	12/31/2024	$1.47	0	$0	1.00%	8.9%	12/31/2024	$1.50	0	$0	0.75%	9.1%
12/31/2023	1.34	1,726	2,308	1.25%	14.3%	12/31/2023	1.35	0	0	1.00%	14.6%	12/31/2023	1.37	0	0	0.75%	14.9%
12/31/2022	1.17	1,673	1,957	1.25%	-18.0%	12/31/2022	1.18	0	0	1.00%	-17.8%	12/31/2022	1.19	0	0	0.75%	-17.6%
12/31/2021	1.43	0	0	1.25%	10.0%	12/31/2021	1.44	0	0	1.00%	10.3%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.30	0	0	1.25%	15.8%	12/31/2020	1.30	0	0	1.00%	16.1%	12/31/2020	1.31	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	0.50%	9.4%	12/31/2024	$1.54	0	$0	0.25%	9.7%	12/31/2024	$1.56	0	$0	0.00%	10.0%
12/31/2023	1.39	0	0	0.50%	15.2%	12/31/2023	1.40	0	0	0.25%	15.5%	12/31/2023	1.42	0	0	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-17.4%	12/31/2022	1.22	0	0	0.25%	-17.2%	12/31/2022	1.23	0	0	0.00%	-17.0%
12/31/2021	1.46	0	0	0.50%	10.8%	12/31/2021	1.47	0	0	0.25%	11.1%	12/31/2021	1.48	0	0	0.00%	11.4%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.32	0	0	0.25%	17.0%	12/31/2020	1.33	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	2.9%
2022	4.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2040 Fund K Class - 06-3TY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,187,875	$1,964,260	153,143
Receivables: investments sold	2,074
Payables: investments purchased	-
Net assets	$2,189,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,189,949	1,438,277	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$2,189,949	1,438,277

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$55,168
Mortality & expense charges			(24,969)
Net investment income (loss)			30,199

Gain (loss) on investments:
Net realized gain (loss)			3,785
Realized gain distributions			49,903
Net change in unrealized appreciation (depreciation)			97,907
Net gain (loss)			151,595

Increase (decrease) in net assets from operations			$181,794

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,199	$20,984
Net realized gain (loss)		3,785	1,991
Realized gain distributions		49,903	24,079
Net change in unrealized appreciation (depreciation)		97,907	183,324

Increase (decrease) in net assets from operations		181,794	230,378

Contract owner transactions:
Proceeds from units sold		311,802	217,277
Cost of units redeemed		(14,994)	(45,153)
Account charges		(2,338)	(1,830)
Increase (decrease)		294,470	170,294
Net increase (decrease)		476,264	400,672
Net assets, beginning		1,713,685	1,313,013
Net assets, ending		$2,189,949	$1,713,685

Units sold		212,942	170,113
Units redeemed		(12,848)	(35,864)
Net increase (decrease)		200,094	134,249
Units outstanding, beginning		1,238,183	1,103,934
Units outstanding, ending		1,438,277	1,238,183

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,859,710
Cost of units redeemed/account charges			(81,149)
Net investment income (loss)			67,160
Net realized gain (loss)			1,666
Realized gain distributions			118,947
Net change in unrealized appreciation (depreciation)			223,615
Net assets			$2,189,949

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	1,438	$2,190	1.25%	10.0%	12/31/2024	$1.55	0	$0	1.00%	10.3%	12/31/2024	$1.57	0	$0	0.75%	10.6%
12/31/2023	1.38	1,238	1,714	1.25%	16.4%	12/31/2023	1.40	0	0	1.00%	16.7%	12/31/2023	1.42	0	0	0.75%	16.9%
12/31/2022	1.19	1,104	1,313	1.25%	-19.4%	12/31/2022	1.20	0	0	1.00%	-19.2%	12/31/2022	1.21	0	0	0.75%	-19.0%
12/31/2021	1.48	0	0	1.25%	11.7%	12/31/2021	1.49	0	0	1.00%	12.0%	12/31/2021	1.50	0	0	0.75%	12.3%
12/31/2020	1.32	0	0	1.25%	17.3%	12/31/2020	1.33	0	0	1.00%	17.6%	12/31/2020	1.33	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	10.8%	12/31/2024	$1.61	0	$0	0.25%	11.1%	12/31/2024	$1.64	0	$0	0.00%	11.4%
12/31/2023	1.44	0	0	0.50%	17.2%	12/31/2023	1.45	0	0	0.25%	17.5%	12/31/2023	1.47	0	0	0.00%	17.8%
12/31/2022	1.22	0	0	0.50%	-18.8%	12/31/2022	1.24	0	0	0.25%	-18.6%	12/31/2022	1.25	0	0	0.00%	-18.4%
12/31/2021	1.51	0	0	0.50%	12.6%	12/31/2021	1.52	0	0	0.25%	12.9%	12/31/2021	1.53	0	0	0.00%	13.1%
12/31/2020	1.34	0	0	0.50%	18.2%	12/31/2020	1.35	0	0	0.25%	18.5%	12/31/2020	1.35	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.6%
2022	3.5%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2045 Fund K Class - 06-3V3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,602,928	$2,291,658	176,195
Receivables: investments sold	11,816
Payables: investments purchased	-
Net assets	$2,614,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,614,744	1,685,301	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$2,614,744	1,685,301

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$62,761
Mortality & expense charges			(29,950)
Net investment income (loss)			32,811

Gain (loss) on investments:
Net realized gain (loss)			39,374
Realized gain distributions			61,428
Net change in unrealized appreciation (depreciation)			97,633
Net gain (loss)			198,435

Increase (decrease) in net assets from operations			$231,246

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,811	$28,272
Net realized gain (loss)		39,374	5,982
Realized gain distributions		61,428	28,028
Net change in unrealized appreciation (depreciation)		97,633	215,136

Increase (decrease) in net assets from operations		231,246	277,418

Contract owner transactions:
Proceeds from units sold		426,789	724,552
Cost of units redeemed		(149,719)	(177,331)
Account charges		(1,412)	(877)
Increase (decrease)		275,658	546,344
Net increase (decrease)		506,904	823,762
Net assets, beginning		2,107,840	1,284,078
Net assets, ending		$2,614,744	$2,107,840

Units sold		286,522	562,215
Units redeemed		(103,842)	(131,397)
Net increase (decrease)		182,680	430,818
Units outstanding, beginning		1,502,621	1,071,803
Units outstanding, ending		1,685,301	1,502,621

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,379,077
Cost of units redeemed/account charges			(331,987)
Net investment income (loss)			78,165
Net realized gain (loss)			44,300
Realized gain distributions			133,919
Net change in unrealized appreciation (depreciation)			311,270
Net assets			$2,614,744

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	1,685	$2,615	1.25%	10.6%	12/31/2024	$1.57	0	$0	1.00%	10.9%	12/31/2024	$1.60	0	$0	0.75%	11.2%
12/31/2023	1.40	1,503	2,108	1.25%	17.1%	12/31/2023	1.42	0	0	1.00%	17.4%	12/31/2023	1.44	0	0	0.75%	17.7%
12/31/2022	1.20	1,072	1,284	1.25%	-19.8%	12/31/2022	1.21	0	0	1.00%	-19.6%	12/31/2022	1.22	0	0	0.75%	-19.4%
12/31/2021	1.49	0	0	1.25%	12.4%	12/31/2021	1.50	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.33	0	0	1.25%	17.8%	12/31/2020	1.33	0	0	1.00%	18.1%	12/31/2020	1.34	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	11.4%	12/31/2024	$1.65	0	$0	0.25%	11.7%	12/31/2024	$1.67	0	$0	0.00%	12.0%
12/31/2023	1.45	0	0	0.50%	18.0%	12/31/2023	1.47	0	0	0.25%	18.3%	12/31/2023	1.49	0	0	0.00%	18.6%
12/31/2022	1.23	0	0	0.50%	-19.2%	12/31/2022	1.25	0	0	0.25%	-19.0%	12/31/2022	1.26	0	0	0.00%	-18.7%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.54	0	0	0.25%	13.5%	12/31/2021	1.55	0	0	0.00%	13.8%
12/31/2020	1.35	0	0	0.50%	18.7%	12/31/2020	1.35	0	0	0.25%	19.0%	12/31/2020	1.36	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.9%
2022	3.4%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2050 Fund K Class - 06-3V4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,208,746	$1,927,773	147,206
Receivables: investments sold	2,299
Payables: investments purchased	-
Net assets	$2,211,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,211,045	1,400,669	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$2,211,045	1,400,669

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$51,949
Mortality & expense charges			(24,302)
Net investment income (loss)			27,647

Gain (loss) on investments:
Net realized gain (loss)			11,696
Realized gain distributions			47,618
Net change in unrealized appreciation (depreciation)			106,296
Net gain (loss)			165,610

Increase (decrease) in net assets from operations			$193,257

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,647	$19,665
Net realized gain (loss)		11,696	4,793
Realized gain distributions		47,618	14,474
Net change in unrealized appreciation (depreciation)		106,296	175,392

Increase (decrease) in net assets from operations		193,257	214,324

Contract owner transactions:
Proceeds from units sold		467,358	454,413
Cost of units redeemed		(59,656)	(72,546)
Account charges		(1,108)	(579)
Increase (decrease)		406,594	381,288
Net increase (decrease)		599,851	595,612
Net assets, beginning		1,611,194	1,015,582
Net assets, ending		$2,211,045	$1,611,194

Units sold		309,985	348,883
Units redeemed		(43,822)	(57,360)
Net increase (decrease)		266,163	291,523
Units outstanding, beginning		1,134,506	842,983
Units outstanding, ending		1,400,669	1,134,506

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,894,115
Cost of units redeemed/account charges			(138,275)
Net investment income (loss)			60,607
Net realized gain (loss)			15,229
Realized gain distributions			98,396
Net change in unrealized appreciation (depreciation)			280,973
Net assets			$2,211,045

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	1,401	$2,211	1.25%	11.2%	12/31/2024	$1.60	0	$0	1.00%	11.4%	12/31/2024	$1.63	0	$0	0.75%	11.7%
12/31/2023	1.42	1,135	1,611	1.25%	17.9%	12/31/2023	1.44	0	0	1.00%	18.2%	12/31/2023	1.46	0	0	0.75%	18.5%
12/31/2022	1.20	843	1,016	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.3%	12/31/2020	1.34	0	0	1.00%	18.6%	12/31/2020	1.35	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	12.0%	12/31/2024	$1.67	0	$0	0.25%	12.3%	12/31/2024	$1.70	0	$0	0.00%	12.6%
12/31/2023	1.47	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.4%
12/31/2020	1.35	0	0	0.50%	19.2%	12/31/2020	1.36	0	0	0.25%	19.5%	12/31/2020	1.37	0	0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.7%
2022	3.4%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2055 Fund K Class - 06-3V6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,524,647	$1,346,664	98,834
Receivables: investments sold	368
Payables: investments purchased	-
Net assets	$1,525,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,525,015	966,127	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$1,525,015	966,127

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$35,612
Mortality & expense charges			(18,836)
Net investment income (loss)			16,776

Gain (loss) on investments:
Net realized gain (loss)			61,838
Realized gain distributions			31,191
Net change in unrealized appreciation (depreciation)			47,467
Net gain (loss)			140,496

Increase (decrease) in net assets from operations			$157,272

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,776	$17,877
Net realized gain (loss)		61,838	3,277
Realized gain distributions		31,191	11,264
Net change in unrealized appreciation (depreciation)		47,467	147,897

Increase (decrease) in net assets from operations		157,272	180,315

Contract owner transactions:
Proceeds from units sold		347,523	468,646
Cost of units redeemed		(391,948)	(44,619)
Account charges		(1,752)	(1,101)
Increase (decrease)		(46,177)	422,926
Net increase (decrease)		111,095	603,241
Net assets, beginning		1,413,920	810,679
Net assets, ending		$1,525,015	$1,413,920

Units sold		232,275	358,032
Units redeemed		(262,665)	(35,549)
Net increase (decrease)		(30,390)	322,483
Units outstanding, beginning		996,517	674,034
Units outstanding, ending		966,127	996,517

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,648,140
Cost of units redeemed/account charges			(473,157)
Net investment income (loss)			44,284
Net realized gain (loss)			59,761
Realized gain distributions			68,004
Net change in unrealized appreciation (depreciation)			177,983
Net assets			$1,525,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	966	$1,525	1.25%	11.2%	12/31/2024	$1.60	0	$0	1.00%	11.5%	12/31/2024	$1.63	0	$0	0.75%	11.8%
12/31/2023	1.42	997	1,414	1.25%	18.0%	12/31/2023	1.44	0	0	1.00%	18.3%	12/31/2023	1.45	0	0	0.75%	18.6%
12/31/2022	1.20	674	811	1.25%	-20.1%	12/31/2022	1.21	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.2%	12/31/2020	1.34	0	0	1.00%	18.5%	12/31/2020	1.35	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	12.1%	12/31/2024	$1.67	0	$0	0.25%	12.4%	12/31/2024	$1.70	0	$0	0.00%	12.7%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.7%	12/31/2021	1.55	0	0	0.25%	14.0%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.1%	12/31/2020	1.36	0	0	0.25%	19.4%	12/31/2020	1.36	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.8%
2022	3.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2060 Fund K Class - 06-3V7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,197,305	$1,078,452	76,359
Receivables: investments sold	771
Payables: investments purchased	-
Net assets	$1,198,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,198,076	757,758	$1.58
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.68
Band 0	-	-	1.70
Total	$1,198,076	757,758

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,692
Mortality & expense charges			(12,246)
Net investment income (loss)			15,446

Gain (loss) on investments:
Net realized gain (loss)			27,763
Realized gain distributions			20,477
Net change in unrealized appreciation (depreciation)			31,661
Net gain (loss)			79,901

Increase (decrease) in net assets from operations			$95,347

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,446	$11,625
Net realized gain (loss)		27,763	7,861
Realized gain distributions		20,477	4,637
Net change in unrealized appreciation (depreciation)		31,661	78,690

Increase (decrease) in net assets from operations		95,347	102,813

Contract owner transactions:
Proceeds from units sold		437,782	423,637
Cost of units redeemed		(75,856)	(198,133)
Account charges		(2,007)	(814)
Increase (decrease)		359,919	224,690
Net increase (decrease)		455,266	327,503
Net assets, beginning		742,810	415,307
Net assets, ending		$1,198,076	$742,810

Units sold		287,824	325,261
Units redeemed		(52,770)	(147,329)
Net increase (decrease)		235,054	177,932
Units outstanding, beginning		522,704	344,772
Units outstanding, ending		757,758	522,704

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,272,370
Cost of units redeemed/account charges			(282,623)
Net investment income (loss)			32,122
Net realized gain (loss)			21,865
Realized gain distributions			35,489
Net change in unrealized appreciation (depreciation)			118,853
Net assets			$1,198,076

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	758	$1,198	1.25%	11.3%	12/31/2024	$1.60	0	$0	1.00%	11.5%	12/31/2024	$1.63	0	$0	0.75%	11.8%
12/31/2023	1.42	523	743	1.25%	18.0%	12/31/2023	1.44	0	0	1.00%	18.3%	12/31/2023	1.46	0	0	0.75%	18.6%
12/31/2022	1.20	345	415	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.1%	12/31/2020	1.34	0	0	1.00%	18.4%	12/31/2020	1.35	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	0	$0	0.50%	12.1%	12/31/2024	$1.68	0	$0	0.25%	12.4%	12/31/2024	$1.70	0	$0	0.00%	12.7%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.51	0	0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.0%	12/31/2020	1.36	0	0	0.25%	19.3%	12/31/2020	1.37	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.2%
2022	3.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2035 Fund K Cl - 06-3VR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,673,378	$3,307,873	265,874
Receivables: investments sold	6,324
Payables: investments purchased	-
Net assets	$3,679,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,679,702	2,478,480	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$3,679,702	2,478,480

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$100,302
Mortality & expense charges			(44,422)
Net investment income (loss)			55,880

Gain (loss) on investments:
Net realized gain (loss)			51,611
Realized gain distributions			92,166
Net change in unrealized appreciation (depreciation)			107,600
Net gain (loss)			251,377

Increase (decrease) in net assets from operations			$307,257

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,880	$45,036
Net realized gain (loss)		51,611	18,072
Realized gain distributions		92,166	47,744
Net change in unrealized appreciation (depreciation)		107,600	324,906

Increase (decrease) in net assets from operations		307,257	435,758

Contract owner transactions:
Proceeds from units sold		443,189	490,296
Cost of units redeemed		(353,916)	(291,666)
Account charges		(3,047)	(2,418)
Increase (decrease)		86,226	196,212
Net increase (decrease)		393,483	631,970
Net assets, beginning		3,286,219	2,654,249
Net assets, ending		$3,679,702	$3,286,219

Units sold		327,482	393,818
Units redeemed		(266,874)	(231,298)
Net increase (decrease)		60,608	162,520
Units outstanding, beginning		2,417,872	2,255,352
Units outstanding, ending		2,478,480	2,417,872

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,607,126
Cost of units redeemed/account charges			(717,640)
Net investment income (loss)			139,842
Net realized gain (loss)			60,386
Realized gain distributions			224,483
Net change in unrealized appreciation (depreciation)			365,505
Net assets			$3,679,702

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	2,478	$3,680	1.25%	9.2%	12/31/2024	$1.51	0	$0	1.00%	9.5%	12/31/2024	$1.53	0	$0	0.75%	9.8%
12/31/2023	1.36	2,418	3,286	1.25%	15.5%	12/31/2023	1.38	0	0	1.00%	15.8%	12/31/2023	1.39	0	0	0.75%	16.1%
12/31/2022	1.18	2,255	2,654	1.25%	-18.9%	12/31/2022	1.19	0	0	1.00%	-18.7%	12/31/2022	1.20	0	0	0.75%	-18.5%
12/31/2021	1.45	0	0	1.25%	10.8%	12/31/2021	1.46	0	0	1.00%	11.1%	12/31/2021	1.47	0	0	0.75%	11.3%
12/31/2020	1.31	0	0	1.25%	16.7%	12/31/2020	1.32	0	0	1.00%	17.0%	12/31/2020	1.32	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	10.1%	12/31/2024	$1.57	0	$0	0.25%	10.3%	12/31/2024	$1.60	0	$0	0.00%	10.6%
12/31/2023	1.41	0	0	0.50%	16.4%	12/31/2023	1.43	0	0	0.25%	16.6%	12/31/2023	1.44	0	0	0.00%	16.9%
12/31/2022	1.21	0	0	0.50%	-18.3%	12/31/2022	1.22	0	0	0.25%	-18.1%	12/31/2022	1.23	0	0	0.00%	-17.9%
12/31/2021	1.48	0	0	0.50%	11.6%	12/31/2021	1.49	0	0	0.25%	11.9%	12/31/2021	1.50	0	0	0.00%	12.2%
12/31/2020	1.33	0	0	0.50%	17.6%	12/31/2020	1.33	0	0	0.25%	17.9%	12/31/2020	1.34	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.8%
2022	3.9%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement Fund K Class - 06-3V9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,504,674	$1,471,147	140,057
Receivables: investments sold	945
Payables: investments purchased	-
Net assets	$1,505,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,505,619	1,198,203	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$1,505,619	1,198,203

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$56,332
Mortality & expense charges			(21,491)
Net investment income (loss)			34,841

Gain (loss) on investments:
Net realized gain (loss)			32,020
Realized gain distributions			27,188
Net change in unrealized appreciation (depreciation)			7,929
Net gain (loss)			67,137

Increase (decrease) in net assets from operations			$101,978

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,841	$38,475
Net realized gain (loss)		32,020	212
Realized gain distributions		27,188	33,203
Net change in unrealized appreciation (depreciation)		7,929	85,392

Increase (decrease) in net assets from operations		101,978	157,282

Contract owner transactions:
Proceeds from units sold		93,558	138,011
Cost of units redeemed		(529,159)	(120,305)
Account charges		(1,225)	(1,894)
Increase (decrease)		(436,826)	15,812
Net increase (decrease)		(334,848)	173,094
Net assets, beginning		1,840,467	1,667,373
Net assets, ending		$1,505,619	$1,840,467

Units sold		78,703	122,884
Units redeemed		(431,970)	(109,049)
Net increase (decrease)		(353,267)	13,835
Units outstanding, beginning		1,551,470	1,537,635
Units outstanding, ending		1,198,203	1,551,470

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,999,697
Cost of units redeemed/account charges			(757,202)
Net investment income (loss)			114,596
Net realized gain (loss)			22,299
Realized gain distributions			92,702
Net change in unrealized appreciation (depreciation)			33,527
Net assets			$1,505,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	1,198	$1,506	1.25%	5.9%	12/31/2024	$1.28	0	$0	1.00%	6.2%	12/31/2024	$1.29	0	$0	0.75%	6.5%
12/31/2023	1.19	1,551	1,840	1.25%	9.4%	12/31/2023	1.20	0	0	1.00%	9.7%	12/31/2023	1.22	0	0	0.75%	9.9%
12/31/2022	1.08	1,538	1,667	1.25%	-13.2%	12/31/2022	1.09	0	0	1.00%	-13.0%	12/31/2022	1.11	0	0	0.75%	-12.8%
12/31/2021	1.25	0	0	1.25%	6.6%	12/31/2021	1.26	0	0	1.00%	6.8%	12/31/2021	1.27	0	0	0.75%	7.1%
12/31/2020	1.17	0	0	1.25%	8.9%	12/31/2020	1.18	0	0	1.00%	9.2%	12/31/2020	1.18	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	6.7%	12/31/2024	$1.33	0	$0	0.25%	7.0%	12/31/2024	$1.35	0	$0	0.00%	7.3%
12/31/2023	1.23	0	0	0.50%	10.2%	12/31/2023	1.25	0	0	0.25%	10.5%	12/31/2023	1.26	0	0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-12.5%	12/31/2022	1.13	0	0	0.25%	-12.3%	12/31/2022	1.14	0	0	0.00%	-12.1%
12/31/2021	1.28	0	0	0.50%	7.4%	12/31/2021	1.29	0	0	0.25%	7.6%	12/31/2021	1.29	0	0	0.00%	7.9%
12/31/2020	1.19	0	0	0.50%	9.7%	12/31/2020	1.19	0	0	0.25%	10.0%	12/31/2020	1.20	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.4%
2022	6.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index Admin Class - 06-225

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$179,606,219	$89,430,211	409,093
Receivables: investments sold	-
Payables: investments purchased	(124,579)
Net assets	$179,481,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$178,990,454	1,173,326	$152.55
Band 100	-	-	160.87
Band 75	-	-	169.64
Band 50	-	-	178.90
Band 25	-	-	188.65
Band 0	491,186	2,469	198.94
Total	$179,481,640	1,175,795

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,605,733
Mortality & expense charges			(2,187,879)
Net investment income (loss)			417,854

Gain (loss) on investments:
Net realized gain (loss)			14,917,591
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,679,322
Net gain (loss)			35,596,913

Increase (decrease) in net assets from operations			$36,014,767

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$417,854	$202,805
Net realized gain (loss)		14,917,591	7,813,273
Realized gain distributions		-	539,092
Net change in unrealized appreciation (depreciation)		20,679,322	24,528,445

Increase (decrease) in net assets from operations		36,014,767	33,083,615

Contract owner transactions:
Proceeds from units sold		20,652,402	17,262,722
Cost of units redeemed		(39,441,354)	(28,101,240)
Account charges		(58,372)	(63,188)
Increase (decrease)		(18,847,324)	(10,901,706)
Net increase (decrease)		17,167,443	22,181,909
Net assets, beginning		162,314,197	140,132,288
Net assets, ending		$179,481,640	$162,314,197

Units sold		154,579	158,027
Units redeemed		(289,500)	(255,092)
Net increase (decrease)		(134,921)	(97,065)
Units outstanding, beginning		1,310,716	1,407,781
Units outstanding, ending		1,175,795	1,310,716

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,200,984,233
Cost of units redeemed/account charges			(1,395,737,019)
Net investment income (loss)			22,833,771
Net realized gain (loss)			232,932,554
Realized gain distributions			28,292,093
Net change in unrealized appreciation (depreciation)			90,176,008
Net assets			$179,481,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$152.55	1,173	$178,990	1.25%	23.2%	12/31/2024	$160.87	0	$0	1.00%	23.6%	12/31/2024	$169.64	0	$0	0.75%	23.9%
12/31/2023	123.78	1,309	161,968	1.25%	24.5%	12/31/2023	130.20	0	0	1.00%	24.8%	12/31/2023	136.96	0	0	0.75%	25.1%
12/31/2022	99.40	1,401	139,231	1.25%	-19.3%	12/31/2022	104.30	0	0	1.00%	-19.1%	12/31/2022	109.44	0	0	0.75%	-18.9%
12/31/2021	123.16	1,775	218,647	1.25%	26.7%	12/31/2021	128.91	0	0	1.00%	27.0%	12/31/2021	134.92	0	0	0.75%	27.4%
12/31/2020	97.19	2,429	236,059	1.25%	16.7%	12/31/2020	101.47	0	0	1.00%	17.0%	12/31/2020	105.94	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$178.90	0	$0	0.50%	24.2%	12/31/2024	$188.65	0	$0	0.25%	24.5%	12/31/2024	$198.94	2	$491	0.00%	24.8%
12/31/2023	144.06	0	0	0.50%	25.5%	12/31/2023	151.54	0	0	0.25%	25.8%	12/31/2023	159.40	2	346	0.00%	26.1%
12/31/2022	114.84	0	0	0.50%	-18.7%	12/31/2022	120.49	0	0	0.25%	-18.5%	12/31/2022	126.43	7	901	0.00%	-18.3%
12/31/2021	141.22	0	0	0.50%	27.7%	12/31/2021	147.81	0	0	0.25%	28.0%	12/31/2021	154.70	79	12,180	0.00%	28.3%
12/31/2020	110.61	0	0	0.50%	17.6%	12/31/2020	115.48	0	0	0.25%	17.8%	12/31/2020	120.56	82	9,937	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.4%
2022	0.7%
2021	1.2%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2065 K Class - 06-64F

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,735	$196,287	13,586
Receivables: investments sold	281
Payables: investments purchased	-
Net assets	$208,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,016	195,527	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$208,016	195,527

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,709
Mortality & expense charges			(1,654)
Net investment income (loss)			3,055

Gain (loss) on investments:
Net realized gain (loss)			814
Realized gain distributions			911
Net change in unrealized appreciation (depreciation)			6,369
Net gain (loss)			8,094

Increase (decrease) in net assets from operations			$11,149

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,055	$1,078
Net realized gain (loss)		814	117
Realized gain distributions		911	88
Net change in unrealized appreciation (depreciation)		6,369	5,336

Increase (decrease) in net assets from operations		11,149	6,619

Contract owner transactions:
Proceeds from units sold		134,149	55,834
Cost of units redeemed		(4,716)	(5,594)
Account charges		(317)	(37)
Increase (decrease)		129,116	50,203
Net increase (decrease)		140,265	56,822
Net assets, beginning		67,751	10,929
Net assets, ending		$208,016	$67,751

Units sold		129,894	64,472
Units redeemed		(5,273)	(7,057)
Net increase (decrease)		124,621	57,415
Units outstanding, beginning		70,906	13,491
Units outstanding, ending		195,527	70,906

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$201,935
Cost of units redeemed/account charges			(11,529)
Net investment income (loss)			4,264
Net realized gain (loss)			760
Realized gain distributions			1,138
Net change in unrealized appreciation (depreciation)			11,448
Net assets			$208,016

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	196	$208	1.25%	11.3%	12/31/2024	$1.07	0	$0	1.00%	11.6%	12/31/2024	$1.08	0	$0	0.75%	11.9%
12/31/2023	0.96	71	68	1.25%	18.0%	12/31/2023	0.96	0	0	1.00%	18.2%	12/31/2023	0.97	0	0	0.75%	18.5%
12/31/2022	0.81	13	11	1.25%	-20.1%	12/31/2022	0.81	0	0	1.00%	-19.9%	12/31/2022	0.82	0	0	0.75%	-19.7%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	12.2%	12/31/2024	$1.10	0	$0	0.25%	12.5%	12/31/2024	$1.11	0	$0	0.00%	12.7%
12/31/2023	0.97	0	0	0.50%	18.8%	12/31/2023	0.98	0	0	0.25%	19.1%	12/31/2023	0.98	0	0	0.00%	19.4%
12/31/2022	0.82	0	0	0.50%	-19.5%	12/31/2022	0.82	0	0	0.25%	-19.3%	12/31/2022	0.82	0	0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.8%
2022	3.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index R Class - 06-167

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,858,506	$19,333,410	72,539
Receivables: investments sold	-
Payables: investments purchased	(52,330)
Net assets	$31,806,176

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,669,036	457,005	$49.60
Band 100	6,415,376	123,163	52.09
Band 75	-	-	54.70
Band 50	2,721,764	47,383	57.44
Band 25	-	-	60.32
Band 0	-	-	63.34
Total	$31,806,176	627,551

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$316,686
Mortality & expense charges			(367,997)
Net investment income (loss)			(51,311)

Gain (loss) on investments:
Net realized gain (loss)			3,519,367
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,085,767
Net gain (loss)			6,605,134

Increase (decrease) in net assets from operations			$6,553,823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51,311)	$(56,327)
Net realized gain (loss)		3,519,367	1,404,858
Realized gain distributions		-	97,461
Net change in unrealized appreciation (depreciation)		3,085,767	4,201,916

Increase (decrease) in net assets from operations		6,553,823	5,647,908

Contract owner transactions:
Proceeds from units sold		5,687,332	4,943,274
Cost of units redeemed		(9,590,700)	(6,092,441)
Account charges		(13,872)	(13,356)
Increase (decrease)		(3,917,240)	(1,162,523)
Net increase (decrease)		2,636,583	4,485,385
Net assets, beginning		29,169,593	24,684,208
Net assets, ending		$31,806,176	$29,169,593

Units sold		141,171	144,825
Units redeemed		(222,116)	(179,599)
Net increase (decrease)		(80,945)	(34,774)
Units outstanding, beginning		708,496	743,270
Units outstanding, ending		627,551	708,496

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$148,694,123
Cost of units redeemed/account charges			(167,551,340)
Net investment income (loss)			492,042
Net realized gain (loss)			33,380,513
Realized gain distributions			4,265,742
Net change in unrealized appreciation (depreciation)			12,525,096
Net assets			$31,806,176

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$49.60	457	$22,669	1.25%	22.7%	12/31/2024	$52.09	123	$6,415	1.00%	23.0%	12/31/2024	$54.70	0	$0	0.75%	23.3%
12/31/2023	40.43	535	21,634	1.25%	24.0%	12/31/2023	42.35	127	5,366	1.00%	24.3%	12/31/2023	44.36	0	0	0.75%	24.6%
12/31/2022	32.62	554	18,084	1.25%	-19.7%	12/31/2022	34.08	136	4,623	1.00%	-19.5%	12/31/2022	35.61	0	0	0.75%	-19.3%
12/31/2021	40.59	693	28,141	1.25%	26.2%	12/31/2021	42.31	137	5,775	1.00%	26.5%	12/31/2021	44.10	0	0	0.75%	26.8%
12/31/2020	32.18	738	23,731	1.25%	16.2%	12/31/2020	33.45	156	5,219	1.00%	16.5%	12/31/2020	34.78	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$57.44	47	$2,722	0.50%	23.6%	12/31/2024	$60.32	0	$0	0.25%	23.9%	12/31/2024	$63.34	0	$0	0.00%	24.2%
12/31/2023	46.47	47	2,170	0.50%	24.9%	12/31/2023	48.67	0	0	0.25%	25.2%	12/31/2023	50.98	0	0	0.00%	25.5%
12/31/2022	37.21	53	1,977	0.50%	-19.0%	12/31/2022	38.87	0	0	0.25%	-18.8%	12/31/2022	40.62	0	0	0.00%	-18.6%
12/31/2021	45.96	60	2,752	0.50%	27.1%	12/31/2021	47.90	0	0	0.25%	27.4%	12/31/2021	49.93	0	0	0.00%	27.7%
12/31/2020	36.16	66	2,397	0.50%	17.0%	12/31/2020	37.59	0	0	0.25%	17.3%	12/31/2020	39.08	65	2,528	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.9%
2022	0.4%
2021	0.8%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2020 Fund K Class - 06-3TT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,612	$14,884	1,370
Receivables: investments sold	17
Payables: investments purchased	-
Net assets	$14,629

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,629	11,203	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$14,629	11,203

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$523
Mortality & expense charges			(126)
Net investment income (loss)			397

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			463
Net change in unrealized appreciation (depreciation)			(294)
Net gain (loss)			174

Increase (decrease) in net assets from operations			$571

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$397	$(48)
Net realized gain (loss)		5	867
Realized gain distributions		463	104
Net change in unrealized appreciation (depreciation)		(294)	54

Increase (decrease) in net assets from operations		571	977

Contract owner transactions:
Proceeds from units sold		8,832	29,533
Cost of units redeemed		-	(25,679)
Account charges		-	-
Increase (decrease)		8,832	3,854
Net increase (decrease)		9,403	4,831
Net assets, beginning		5,226	395
Net assets, ending		$14,629	$5,226

Units sold		6,954	25,431
Units redeemed		-	(21,536)
Net increase (decrease)		6,954	3,895
Units outstanding, beginning		4,249	354
Units outstanding, ending		11,203	4,249

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,765
Cost of units redeemed/account charges			(25,679)
Net investment income (loss)			361
Net realized gain (loss)			872
Realized gain distributions			582
Net change in unrealized appreciation (depreciation)			(272)
Net assets			$14,629

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	11	$15	1.25%	6.2%	12/31/2024	$1.33	0	$0	1.00%	6.4%	12/31/2024	$1.34	0	$0	0.75%	6.7%
12/31/2023	1.23	4	5	1.25%	10.1%	12/31/2023	1.25	0	0	1.00%	10.4%	12/31/2023	1.26	0	0	0.75%	10.7%
12/31/2022	1.12	0	0	1.25%	-14.4%	12/31/2022	1.13	0	0	1.00%	-14.1%	12/31/2022	1.14	0	0	0.75%	-13.9%
12/31/2021	1.30	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.7%
12/31/2020	1.21	0	0	1.25%	10.3%	12/31/2020	1.21	0	0	1.00%	10.6%	12/31/2020	1.22	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	7.0%	12/31/2024	$1.38	0	$0	0.25%	7.2%	12/31/2024	$1.41	0	$0	0.00%	7.5%
12/31/2023	1.28	0	0	0.50%	11.0%	12/31/2023	1.29	0	0	0.25%	11.2%	12/31/2023	1.31	0	0	0.00%	11.5%
12/31/2022	1.15	0	0	0.50%	-13.7%	12/31/2022	1.16	0	0	0.25%	-13.5%	12/31/2022	1.17	0	0	0.00%	-13.3%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.5%
12/31/2020	1.22	0	0	0.50%	11.1%	12/31/2020	1.23	0	0	0.25%	11.4%	12/31/2020	1.23	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	6.0%
2022	6.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State St Balanced Index K Retirement Class - 06-73C (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	0.2%	12/31/2024	$1.00	0	$0	1.00%	0.3%	12/31/2024	$1.00	0	$0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.4%	12/31/2024	$1.00	0	$0	0.25%	0.5%	12/31/2024	$1.01	0	$0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Global Equity Income Fund A Class - 06-029

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,681	$240,355	7,219
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$236,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,739	109,866	$2.15
Band 100	-	-	2.22
Band 75	-	-	2.28
Band 50	-	-	2.34
Band 25	-	-	2.41
Band 0	-	-	2.48
Total	$236,739	109,866

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,143
Mortality & expense charges			(3,414)
Net investment income (loss)			1,729

Gain (loss) on investments:
Net realized gain (loss)			2,426
Realized gain distributions			6,591
Net change in unrealized appreciation (depreciation)			10,863
Net gain (loss)			19,880

Increase (decrease) in net assets from operations			$21,609

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,729	$3,301
Net realized gain (loss)		2,426	(3,437)
Realized gain distributions		6,591	-
Net change in unrealized appreciation (depreciation)		10,863	31,300

Increase (decrease) in net assets from operations		21,609	31,164

Contract owner transactions:
Proceeds from units sold		14,677	14,156
Cost of units redeemed		(56,739)	(16,058)
Account charges		(632)	(494)
Increase (decrease)		(42,694)	(2,396)
Net increase (decrease)		(21,085)	28,768
Net assets, beginning		257,824	229,056
Net assets, ending		$236,739	$257,824

Units sold		6,910	7,764
Units redeemed		(25,909)	(9,198)
Net increase (decrease)		(18,999)	(1,434)
Units outstanding, beginning		128,865	130,299
Units outstanding, ending		109,866	128,865

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$839,011
Cost of units redeemed/account charges			(806,088)
Net investment income (loss)			11,509
Net realized gain (loss)			125,244
Realized gain distributions			70,737
Net change in unrealized appreciation (depreciation)			(3,674)
Net assets			$236,739

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	110	$237	1.25%	7.7%	12/31/2024	$2.22	0	$0	1.00%	8.0%	12/31/2024	$2.28	0	$0	0.75%	8.2%
12/31/2023	2.00	129	258	1.25%	13.8%	12/31/2023	2.05	0	0	1.00%	14.1%	12/31/2023	2.10	0	0	0.75%	14.4%
12/31/2022	1.76	130	229	1.25%	-12.5%	12/31/2022	1.80	0	0	1.00%	-12.2%	12/31/2022	1.84	0	0	0.75%	-12.0%
12/31/2021	2.01	125	252	1.25%	17.8%	12/31/2021	2.05	0	0	1.00%	18.1%	12/31/2021	2.09	0	0	0.75%	18.4%
12/31/2020	1.70	299	510	1.25%	6.7%	12/31/2020	1.74	0	0	1.00%	7.0%	12/31/2020	1.77	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	0	$0	0.50%	8.5%	12/31/2024	$2.41	0	$0	0.25%	8.8%	12/31/2024	$2.48	0	$0	0.00%	9.1%
12/31/2023	2.16	0	0	0.50%	14.7%	12/31/2023	2.21	0	0	0.25%	15.0%	12/31/2023	2.27	0	0	0.00%	15.2%
12/31/2022	1.88	0	0	0.50%	-11.8%	12/31/2022	1.93	0	0	0.25%	-11.6%	12/31/2022	1.97	0	0	0.00%	-11.4%
12/31/2021	2.13	0	0	0.50%	18.7%	12/31/2021	2.18	0	0	0.25%	19.0%	12/31/2021	2.22	0	0	0.00%	19.3%
12/31/2020	1.80	0	0	0.50%	7.6%	12/31/2020	1.83	0	0	0.25%	7.8%	12/31/2020	1.86	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.5%
2022	2.2%
2021	2.6%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,177	$2,836	92
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$3,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,177	1,099	$2.89
Band 100	-	-	2.97
Band 75	-	-	3.06
Band 50	-	-	3.14
Band 25	-	-	3.23
Band 0	-	-	3.32
Total	$3,177	1,099

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15
Mortality & expense charges			(1,034)
Net investment income (loss)			(1,019)

Gain (loss) on investments:
Net realized gain (loss)			(2,055)
Realized gain distributions			224
Net change in unrealized appreciation (depreciation)			22,200
Net gain (loss)			20,369

Increase (decrease) in net assets from operations			$19,350

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,019)	$(12)
Net realized gain (loss)		(2,055)	(1,779)
Realized gain distributions		224	1,747
Net change in unrealized appreciation (depreciation)		22,200	15,874

Increase (decrease) in net assets from operations		19,350	15,830

Contract owner transactions:
Proceeds from units sold		306	300
Cost of units redeemed		(98,752)	(2,002)
Account charges		-	-
Increase (decrease)		(98,446)	(1,702)
Net increase (decrease)		(79,096)	14,128
Net assets, beginning		82,273	68,145
Net assets, ending		$3,177	$82,273

Units sold		115	139
Units redeemed		(33,636)	(914)
Net increase (decrease)		(33,521)	(775)
Units outstanding, beginning		34,620	35,395
Units outstanding, ending		1,099	34,620

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$94,100
Cost of units redeemed/account charges			(139,080)
Net investment income (loss)			(2,619)
Net realized gain (loss)			(2,496)
Realized gain distributions			52,931
Net change in unrealized appreciation (depreciation)			341
Net assets			$3,177

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	1	$3	1.25%	21.6%	12/31/2024	$2.97	0	$0	1.00%	22.0%	12/31/2024	$3.06	0	$0	0.75%	22.3%
12/31/2023	2.38	35	82	1.25%	23.4%	12/31/2023	2.44	0	0	1.00%	23.7%	12/31/2023	2.50	0	0	0.75%	24.1%
12/31/2022	1.93	35	68	1.25%	-20.5%	12/31/2022	1.97	0	0	1.00%	-20.3%	12/31/2022	2.01	0	0	0.75%	-20.1%
12/31/2021	2.42	35	85	1.25%	29.1%	12/31/2021	2.47	0	0	1.00%	29.5%	12/31/2021	2.52	0	0	0.75%	29.8%
12/31/2020	1.87	33	62	1.25%	10.9%	12/31/2020	1.91	0	0	1.00%	11.1%	12/31/2020	1.94	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	0	$0	0.50%	22.6%	12/31/2024	$3.23	0	$0	0.25%	22.9%	12/31/2024	$3.32	0	$0	0.00%	23.2%
12/31/2023	2.56	0	0	0.50%	24.4%	12/31/2023	2.63	0	0	0.25%	24.7%	12/31/2023	2.70	0	0	0.00%	25.0%
12/31/2022	2.06	0	0	0.50%	-19.9%	12/31/2022	2.11	0	0	0.25%	-19.7%	12/31/2022	2.16	0	0	0.00%	-19.5%
12/31/2021	2.57	0	0	0.50%	30.1%	12/31/2021	2.63	0	0	0.25%	30.4%	12/31/2021	2.68	0	0	0.00%	30.8%
12/31/2020	1.98	0	0	0.50%	11.7%	12/31/2020	2.01	0	0	0.25%	12.0%	12/31/2020	2.05	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.2%
2022	0.1%
2021	0.4%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$762	$740	61
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$763

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$763	372	$2.05
Band 100	-	-	2.11
Band 75	-	-	2.17
Band 50	-	-	2.23
Band 25	-	-	2.29
Band 0	-	-	2.36
Total	$763	372

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5
Mortality & expense charges			(284)
Net investment income (loss)			(279)

Gain (loss) on investments:
Net realized gain (loss)			3,548
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(785)
Net gain (loss)			2,801

Increase (decrease) in net assets from operations			$2,522

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(279)	$11
Net realized gain (loss)		3,548	(6,438)
Realized gain distributions		38	2,283
Net change in unrealized appreciation (depreciation)		(785)	11,688

Increase (decrease) in net assets from operations		2,522	7,544

Contract owner transactions:
Proceeds from units sold		76	41,768
Cost of units redeemed		(69,496)	(21,999)
Account charges		(42)	(36)
Increase (decrease)		(69,462)	19,733
Net increase (decrease)		(66,940)	27,277
Net assets, beginning		67,703	40,426
Net assets, ending		$763	$67,703

Units sold		38	24,214
Units redeemed		(35,572)	(12,824)
Net increase (decrease)		(35,534)	11,390
Units outstanding, beginning		35,906	24,516
Units outstanding, ending		372	35,906

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$278,894
Cost of units redeemed/account charges			(322,141)
Net investment income (loss)			(2,412)
Net realized gain (loss)			16,781
Realized gain distributions			29,619
Net change in unrealized appreciation (depreciation)			22
Net assets			$763

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	0	$1	1.25%	8.8%	12/31/2024	$2.11	0	$0	1.00%	9.1%	12/31/2024	$2.17	0	$0	0.75%	9.4%
12/31/2023	1.89	36	68	1.25%	14.3%	12/31/2023	1.93	0	0	1.00%	14.6%	12/31/2023	1.98	0	0	0.75%	14.9%
12/31/2022	1.65	25	40	1.25%	-15.8%	12/31/2022	1.69	0	0	1.00%	-15.6%	12/31/2022	1.73	0	0	0.75%	-15.4%
12/31/2021	1.96	25	50	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.04	0	0	0.75%	25.4%
12/31/2020	1.57	46	73	1.25%	9.0%	12/31/2020	1.60	0	0	1.00%	9.3%	12/31/2020	1.63	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	0	$0	0.50%	9.6%	12/31/2024	$2.29	0	$0	0.25%	9.9%	12/31/2024	$2.36	0	$0	0.00%	10.2%
12/31/2023	2.03	0	0	0.50%	15.2%	12/31/2023	2.09	0	0	0.25%	15.5%	12/31/2023	2.14	0	0	0.00%	15.8%
12/31/2022	1.77	0	0	0.50%	-15.2%	12/31/2022	1.81	0	0	0.25%	-15.0%	12/31/2022	1.85	0	0	0.00%	-14.7%
12/31/2021	2.08	0	0	0.50%	25.7%	12/31/2021	2.12	0	0	0.25%	26.0%	12/31/2021	2.17	0	0	0.00%	26.3%
12/31/2020	1.66	0	0	0.50%	9.8%	12/31/2020	1.69	0	0	0.25%	10.1%	12/31/2020	1.72	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.9%
2022	0.6%
2021	0.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Steward Val Enh Sm/Md Idx R6 Class - 06-6YR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /26 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	0.0%	12/31/2024	$1.00	0	$0	1.00%	0.1%	12/31/2024	$1.00	0	$0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.2%	12/31/2024	$1.00	0	$0	0.25%	0.3%	12/31/2024	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret Balanced Inst Class - 06-6TM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,065,743	$3,979,774	306,803
Receivables: investments sold	2,470
Payables: investments purchased	-
Net assets	$4,068,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,068,213	3,782,308	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$4,068,213	3,782,308

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$117,772
Mortality & expense charges			(40,906)
Net investment income (loss)			76,866

Gain (loss) on investments:
Net realized gain (loss)			21,714
Realized gain distributions			29,967
Net change in unrealized appreciation (depreciation)			85,969
Net gain (loss)			137,650

Increase (decrease) in net assets from operations			$214,516

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76,866	$-
Net realized gain (loss)		21,714	-
Realized gain distributions		29,967	-
Net change in unrealized appreciation (depreciation)		85,969	-

Increase (decrease) in net assets from operations		214,516	-

Contract owner transactions:
Proceeds from units sold		4,419,895	-
Cost of units redeemed		(559,376)	-
Account charges		(6,822)	-
Increase (decrease)		3,853,697	-
Net increase (decrease)		4,068,213	-
Net assets, beginning		-	-
Net assets, ending		$4,068,213	$-

Units sold		4,318,272	-
Units redeemed		(535,964)	-
Net increase (decrease)		3,782,308	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,782,308	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,419,895
Cost of units redeemed/account charges			(566,198)
Net investment income (loss)			76,866
Net realized gain (loss)			21,714
Realized gain distributions			29,967
Net change in unrealized appreciation (depreciation)			85,969
Net assets			$4,068,213

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	3,782	$4,068	1.25%	6.7%	12/31/2024	$1.08	0	$0	1.00%	7.0%	12/31/2024	$1.08	0	$0	0.75%	7.3%
12/31/2023	1.01	0	0	1.25%	0.8%	12/31/2023	1.01	0	0	1.00%	0.8%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	7.6%	12/31/2024	$1.09	0	$0	0.25%	7.8%	12/31/2024	$1.09	0	$0	0.00%	8.1%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2065 Inst Class - 06-6TK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,353,538	$3,198,562	261,308
Receivables: investments sold	6,889
Payables: investments purchased	-
Net assets	$3,360,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,360,427	2,933,224	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$3,360,427	2,933,224

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$54,527
Mortality & expense charges			(29,062)
Net investment income (loss)			25,465

Gain (loss) on investments:
Net realized gain (loss)			32,593
Realized gain distributions			13,273
Net change in unrealized appreciation (depreciation)			154,976
Net gain (loss)			200,842

Increase (decrease) in net assets from operations			$226,307

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,465	$-
Net realized gain (loss)		32,593	-
Realized gain distributions		13,273	-
Net change in unrealized appreciation (depreciation)		154,976	-

Increase (decrease) in net assets from operations		226,307	-

Contract owner transactions:
Proceeds from units sold		3,799,106	-
Cost of units redeemed		(638,986)	-
Account charges		(26,000)	-
Increase (decrease)		3,134,120	-
Net increase (decrease)		3,360,427	-
Net assets, beginning		-	-
Net assets, ending		$3,360,427	$-

Units sold		3,567,844	-
Units redeemed		(634,620)	-
Net increase (decrease)		2,933,224	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,933,224	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,799,106
Cost of units redeemed/account charges			(664,986)
Net investment income (loss)			25,465
Net realized gain (loss)			32,593
Realized gain distributions			13,273
Net change in unrealized appreciation (depreciation)			154,976
Net assets			$3,360,427

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	2,933	$3,360	1.25%	13.0%	12/31/2024	$1.15	0	$0	1.00%	13.3%	12/31/2024	$1.15	0	$0	0.75%	13.6%
12/31/2023	1.01	0	0	1.25%	1.4%	12/31/2023	1.01	0	0	1.00%	1.4%	12/31/2023	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	13.9%	12/31/2024	$1.16	0	$0	0.25%	14.2%	12/31/2024	$1.16	0	$0	0.00%	14.5%
12/31/2023	1.01	0	0	0.50%	1.4%	12/31/2023	1.01	0	0	0.25%	1.4%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2060 Inst Class - 06-6TJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,880,374	$14,762,688	958,999
Receivables: investments sold	29,427
Payables: investments purchased	-
Net assets	$15,909,801

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,909,801	13,886,412	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$15,909,801	13,886,412

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$244,979
Mortality & expense charges			(157,888)
Net investment income (loss)			87,091

Gain (loss) on investments:
Net realized gain (loss)			74,785
Realized gain distributions			61,058
Net change in unrealized appreciation (depreciation)			1,117,686
Net gain (loss)			1,253,529

Increase (decrease) in net assets from operations			$1,340,620

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,091	$-
Net realized gain (loss)		74,785	-
Realized gain distributions		61,058	-
Net change in unrealized appreciation (depreciation)		1,117,686	-

Increase (decrease) in net assets from operations		1,340,620	-

Contract owner transactions:
Proceeds from units sold		16,259,701	-
Cost of units redeemed		(1,651,836)	-
Account charges		(38,684)	-
Increase (decrease)		14,569,181	-
Net increase (decrease)		15,909,801	-
Net assets, beginning		-	-
Net assets, ending		$15,909,801	$-

Units sold		15,444,074	-
Units redeemed		(1,557,662)	-
Net increase (decrease)		13,886,412	-
Units outstanding, beginning		-	-
Units outstanding, ending		13,886,412	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,259,701
Cost of units redeemed/account charges			(1,690,520)
Net investment income (loss)			87,091
Net realized gain (loss)			74,785
Realized gain distributions			61,058
Net change in unrealized appreciation (depreciation)			1,117,686
Net assets			$15,909,801

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	13,886	$15,910	1.25%	13.1%	12/31/2024	$1.15	0	$0	1.00%	13.4%	12/31/2024	$1.15	0	$0	0.75%	13.7%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	14.0%	12/31/2024	$1.16	0	$0	0.25%	14.2%	12/31/2024	$1.16	0	$0	0.00%	14.5%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2055 Inst Class - 06-6TH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,016,882	$22,232,987	1,205,911
Receivables: investments sold	-
Payables: investments purchased	(19,236)
Net assets	$23,997,646

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,997,646	20,941,633	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$23,997,646	20,941,633

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$363,137
Mortality & expense charges			(242,568)
Net investment income (loss)			120,569

Gain (loss) on investments:
Net realized gain (loss)			80,946
Realized gain distributions			109,755
Net change in unrealized appreciation (depreciation)			1,783,895
Net gain (loss)			1,974,596

Increase (decrease) in net assets from operations			$2,095,165

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,569	$-
Net realized gain (loss)		80,946	-
Realized gain distributions		109,755	-
Net change in unrealized appreciation (depreciation)		1,783,895	-

Increase (decrease) in net assets from operations		2,095,165	-

Contract owner transactions:
Proceeds from units sold		23,796,637	-
Cost of units redeemed		(1,853,844)	-
Account charges		(40,312)	-
Increase (decrease)		21,902,481	-
Net increase (decrease)		23,997,646	-
Net assets, beginning		-	-
Net assets, ending		$23,997,646	$-

Units sold		22,679,599	-
Units redeemed		(1,737,966)	-
Net increase (decrease)		20,941,633	-
Units outstanding, beginning		-	-
Units outstanding, ending		20,941,633	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,796,637
Cost of units redeemed/account charges			(1,894,156)
Net investment income (loss)			120,569
Net realized gain (loss)			80,946
Realized gain distributions			109,755
Net change in unrealized appreciation (depreciation)			1,783,895
Net assets			$23,997,646

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	20,942	$23,998	1.25%	13.1%	12/31/2024	$1.15	0	$0	1.00%	13.4%	12/31/2024	$1.15	0	$0	0.75%	13.7%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	14.0%	12/31/2024	$1.16	0	$0	0.25%	14.3%	12/31/2024	$1.16	0	$0	0.00%	14.6%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2050 Inst Class - 06-6TG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,602,425	$35,789,059	2,040,079
Receivables: investments sold	16,289
Payables: investments purchased	-
Net assets	$38,618,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,618,714	33,754,313	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$38,618,714	33,754,313

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$596,770
Mortality & expense charges			(387,117)
Net investment income (loss)			209,653

Gain (loss) on investments:
Net realized gain (loss)			120,350
Realized gain distributions			207,087
Net change in unrealized appreciation (depreciation)			2,813,366
Net gain (loss)			3,140,803

Increase (decrease) in net assets from operations			$3,350,456

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$209,653	$-
Net realized gain (loss)		120,350	-
Realized gain distributions		207,087	-
Net change in unrealized appreciation (depreciation)		2,813,366	-

Increase (decrease) in net assets from operations		3,350,456	-

Contract owner transactions:
Proceeds from units sold		38,373,449	-
Cost of units redeemed		(3,055,921)	-
Account charges		(49,270)	-
Increase (decrease)		35,268,258	-
Net increase (decrease)		38,618,714	-
Net assets, beginning		-	-
Net assets, ending		$38,618,714	$-

Units sold		36,633,668	-
Units redeemed		(2,879,355)	-
Net increase (decrease)		33,754,313	-
Units outstanding, beginning		-	-
Units outstanding, ending		33,754,313	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$38,373,449
Cost of units redeemed/account charges			(3,105,191)
Net investment income (loss)			209,653
Net realized gain (loss)			120,350
Realized gain distributions			207,087
Net change in unrealized appreciation (depreciation)			2,813,366
Net assets			$38,618,714

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	33,754	$38,619	1.25%	13.0%	12/31/2024	$1.15	0	$0	1.00%	13.2%	12/31/2024	$1.15	0	$0	0.75%	13.5%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	13.8%	12/31/2024	$1.16	0	$0	0.25%	14.1%	12/31/2024	$1.16	0	$0	0.00%	14.4%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2045 Inst Class - 06-6TF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,048,243	$39,957,545	1,935,807
Receivables: investments sold	42,830
Payables: investments purchased	-
Net assets	$43,091,073

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,091,073	37,716,937	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$43,091,073	37,716,937

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$689,704
Mortality & expense charges			(430,846)
Net investment income (loss)			258,858

Gain (loss) on investments:
Net realized gain (loss)			93,341
Realized gain distributions			238,453
Net change in unrealized appreciation (depreciation)			3,090,698
Net gain (loss)			3,422,492

Increase (decrease) in net assets from operations			$3,681,350

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$258,858	$-
Net realized gain (loss)		93,341	-
Realized gain distributions		238,453	-
Net change in unrealized appreciation (depreciation)		3,090,698	-

Increase (decrease) in net assets from operations		3,681,350	-

Contract owner transactions:
Proceeds from units sold		41,882,355	-
Cost of units redeemed		(2,423,211)	-
Account charges		(49,421)	-
Increase (decrease)		39,409,723	-
Net increase (decrease)		43,091,073	-
Net assets, beginning		-	-
Net assets, ending		$43,091,073	$-

Units sold		40,015,597	-
Units redeemed		(2,298,660)	-
Net increase (decrease)		37,716,937	-
Units outstanding, beginning		-	-
Units outstanding, ending		37,716,937	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$41,882,355
Cost of units redeemed/account charges			(2,472,632)
Net investment income (loss)			258,858
Net realized gain (loss)			93,341
Realized gain distributions			238,453
Net change in unrealized appreciation (depreciation)			3,090,698
Net assets			$43,091,073

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	37,717	$43,091	1.25%	12.8%	12/31/2024	$1.15	0	$0	1.00%	13.1%	12/31/2024	$1.15	0	$0	0.75%	13.4%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.15	0	$0	0.50%	13.6%	12/31/2024	$1.15	0	$0	0.25%	13.9%	12/31/2024	$1.16	0	$0	0.00%	14.2%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2040 Inst Class - 06-6TC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,512,832	$41,543,004	1,454,957
Receivables: investments sold	-
Payables: investments purchased	(34,795)
Net assets	$44,478,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,478,037	39,235,403	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$44,478,037	39,235,403

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$781,167
Mortality & expense charges			(449,391)
Net investment income (loss)			331,776

Gain (loss) on investments:
Net realized gain (loss)			67,840
Realized gain distributions			308,869
Net change in unrealized appreciation (depreciation)			2,969,828
Net gain (loss)			3,346,537

Increase (decrease) in net assets from operations			$3,678,313

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$331,776	$-
Net realized gain (loss)		67,840	-
Realized gain distributions		308,869	-
Net change in unrealized appreciation (depreciation)		2,969,828	-

Increase (decrease) in net assets from operations		3,678,313	-

Contract owner transactions:
Proceeds from units sold		43,047,781	-
Cost of units redeemed		(2,201,294)	-
Account charges		(46,763)	-
Increase (decrease)		40,799,724	-
Net increase (decrease)		44,478,037	-
Net assets, beginning		-	-
Net assets, ending		$44,478,037	$-

Units sold		41,330,612	-
Units redeemed		(2,095,209)	-
Net increase (decrease)		39,235,403	-
Units outstanding, beginning		-	-
Units outstanding, ending		39,235,403	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43,047,781
Cost of units redeemed/account charges			(2,248,057)
Net investment income (loss)			331,776
Net realized gain (loss)			67,840
Realized gain distributions			308,869
Net change in unrealized appreciation (depreciation)			2,969,828
Net assets			$44,478,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	39,235	$44,478	1.25%	12.0%	12/31/2024	$1.14	0	$0	1.00%	12.2%	12/31/2024	$1.14	0	$0	0.75%	12.5%
12/31/2023	1.01	0	0	1.25%	1.3%	12/31/2023	1.01	0	0	1.00%	1.3%	12/31/2023	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	12.8%	12/31/2024	$1.15	0	$0	0.25%	13.1%	12/31/2024	$1.15	0	$0	0.00%	13.4%
12/31/2023	1.01	0	0	0.50%	1.3%	12/31/2023	1.01	0	0	0.25%	1.3%	12/31/2023	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2035 Inst Class - 06-6T9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,392,506	$43,652,658	2,205,495
Receivables: investments sold	33,173
Payables: investments purchased	-
Net assets	$46,425,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$46,425,679	41,436,183	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$46,425,679	41,436,183

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$912,760
Mortality & expense charges			(470,842)
Net investment income (loss)			441,918

Gain (loss) on investments:
Net realized gain (loss)			115,019
Realized gain distributions			270,273
Net change in unrealized appreciation (depreciation)			2,739,848
Net gain (loss)			3,125,140

Increase (decrease) in net assets from operations			$3,567,058

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$441,918	$-
Net realized gain (loss)		115,019	-
Realized gain distributions		270,273	-
Net change in unrealized appreciation (depreciation)		2,739,848	-

Increase (decrease) in net assets from operations		3,567,058	-

Contract owner transactions:
Proceeds from units sold		45,726,457	-
Cost of units redeemed		(2,817,043)	-
Account charges		(50,793)	-
Increase (decrease)		42,858,621	-
Net increase (decrease)		46,425,679	-
Net assets, beginning		-	-
Net assets, ending		$46,425,679	$-

Units sold		44,316,371	-
Units redeemed		(2,880,188)	-
Net increase (decrease)		41,436,183	-
Units outstanding, beginning		-	-
Units outstanding, ending		41,436,183	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,726,457
Cost of units redeemed/account charges			(2,867,836)
Net investment income (loss)			441,918
Net realized gain (loss)			115,019
Realized gain distributions			270,273
Net change in unrealized appreciation (depreciation)			2,739,848
Net assets			$46,425,679

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	41,436	$46,426	1.25%	10.8%	12/31/2024	$1.12	0	$0	1.00%	11.0%	12/31/2024	$1.13	0	$0	0.75%	11.3%
12/31/2023	1.01	0	0	1.25%	1.2%	12/31/2023	1.01	0	0	1.00%	1.2%	12/31/2023	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	11.6%	12/31/2024	$1.13	0	$0	0.25%	11.9%	12/31/2024	$1.14	0	$0	0.00%	12.2%
12/31/2023	1.01	0	0	0.50%	1.2%	12/31/2023	1.01	0	0	0.25%	1.2%	12/31/2023	1.01	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2030 Inst Class - 06-6T7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,118,906	$37,368,710	1,528,803
Receivables: investments sold	33,756
Payables: investments purchased	-
Net assets	$39,152,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,152,662	35,370,080	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$39,152,662	35,370,080

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$910,142
Mortality & expense charges			(408,606)
Net investment income (loss)			501,536

Gain (loss) on investments:
Net realized gain (loss)			166,627
Realized gain distributions			473,628
Net change in unrealized appreciation (depreciation)			1,750,196
Net gain (loss)			2,390,451

Increase (decrease) in net assets from operations			$2,891,987

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$501,536	$-
Net realized gain (loss)		166,627	-
Realized gain distributions		473,628	-
Net change in unrealized appreciation (depreciation)		1,750,196	-

Increase (decrease) in net assets from operations		2,891,987	-

Contract owner transactions:
Proceeds from units sold		39,862,987	-
Cost of units redeemed		(3,560,709)	-
Account charges		(41,603)	-
Increase (decrease)		36,260,675	-
Net increase (decrease)		39,152,662	-
Net assets, beginning		-	-
Net assets, ending		$39,152,662	$-

Units sold		38,823,828	-
Units redeemed		(3,453,748)	-
Net increase (decrease)		35,370,080	-
Units outstanding, beginning		-	-
Units outstanding, ending		35,370,080	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,862,987
Cost of units redeemed/account charges			(3,602,312)
Net investment income (loss)			501,536
Net realized gain (loss)			166,627
Realized gain distributions			473,628
Net change in unrealized appreciation (depreciation)			1,750,196
Net assets			$39,152,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	35,370	$39,153	1.25%	9.5%	12/31/2024	$1.11	0	$0	1.00%	9.8%	12/31/2024	$1.11	0	$0	0.75%	10.1%
12/31/2023	1.01	0	0	1.25%	1.1%	12/31/2023	1.01	0	0	1.00%	1.1%	12/31/2023	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.12	0	$0	0.50%	10.4%	12/31/2024	$1.12	0	$0	0.25%	10.6%	12/31/2024	$1.12	0	$0	0.00%	10.9%
12/31/2023	1.01	0	0	0.50%	1.1%	12/31/2023	1.01	0	0	0.25%	1.1%	12/31/2023	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2025 Inst Class - 06-6T6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,812,926	$39,437,406	2,464,831
Receivables: investments sold	-
Payables: investments purchased	(19,966)
Net assets	$40,792,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,792,960	37,210,246	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$40,792,960	37,210,246

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,090,247
Mortality & expense charges			(434,844)
Net investment income (loss)			655,403

Gain (loss) on investments:
Net realized gain (loss)			235,547
Realized gain distributions			638,563
Net change in unrealized appreciation (depreciation)			1,375,520
Net gain (loss)			2,249,630

Increase (decrease) in net assets from operations			$2,905,033

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$655,403	$-
Net realized gain (loss)		235,547	-
Realized gain distributions		638,563	-
Net change in unrealized appreciation (depreciation)		1,375,520	-

Increase (decrease) in net assets from operations		2,905,033	-

Contract owner transactions:
Proceeds from units sold		42,941,151	-
Cost of units redeemed		(5,008,549)	-
Account charges		(44,675)	-
Increase (decrease)		37,887,927	-
Net increase (decrease)		40,792,960	-
Net assets, beginning		-	-
Net assets, ending		$40,792,960	$-

Units sold		42,007,422	-
Units redeemed		(4,797,176)	-
Net increase (decrease)		37,210,246	-
Units outstanding, beginning		-	-
Units outstanding, ending		37,210,246	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,941,151
Cost of units redeemed/account charges			(5,053,224)
Net investment income (loss)			655,403
Net realized gain (loss)			235,547
Realized gain distributions			638,563
Net change in unrealized appreciation (depreciation)			1,375,520
Net assets			$40,792,960

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	37,210	$40,793	1.25%	8.5%	12/31/2024	$1.10	0	$0	1.00%	8.8%	12/31/2024	$1.10	0	$0	0.75%	9.1%
12/31/2023	1.01	0	0	1.25%	1.0%	12/31/2023	1.01	0	0	1.00%	1.0%	12/31/2023	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	9.4%	12/31/2024	$1.11	0	$0	0.25%	9.6%	12/31/2024	$1.11	0	$0	0.00%	9.9%
12/31/2023	1.01	0	0	0.50%	1.0%	12/31/2023	1.01	0	0	0.25%	1.0%	12/31/2023	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2020 Inst Class - 06-6T4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,903,596	$11,572,558	640,964
Receivables: investments sold	5,517
Payables: investments purchased	-
Net assets	$11,909,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,909,113	10,937,562	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$11,909,113	10,937,562

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$339,224
Mortality & expense charges			(125,272)
Net investment income (loss)			213,952

Gain (loss) on investments:
Net realized gain (loss)			72,277
Realized gain distributions			183,994
Net change in unrealized appreciation (depreciation)			331,038
Net gain (loss)			587,309

Increase (decrease) in net assets from operations			$801,261

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$213,952	$-
Net realized gain (loss)		72,277	-
Realized gain distributions		183,994	-
Net change in unrealized appreciation (depreciation)		331,038	-

Increase (decrease) in net assets from operations		801,261	-

Contract owner transactions:
Proceeds from units sold		13,018,552	-
Cost of units redeemed		(1,898,319)	-
Account charges		(12,381)	-
Increase (decrease)		11,107,852	-
Net increase (decrease)		11,909,113	-
Net assets, beginning		-	-
Net assets, ending		$11,909,113	$-

Units sold		12,810,941	-
Units redeemed		(1,873,379)	-
Net increase (decrease)		10,937,562	-
Units outstanding, beginning		-	-
Units outstanding, ending		10,937,562	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,018,552
Cost of units redeemed/account charges			(1,910,700)
Net investment income (loss)			213,952
Net realized gain (loss)			72,277
Realized gain distributions			183,994
Net change in unrealized appreciation (depreciation)			331,038
Net assets			$11,909,113

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	10,938	$11,909	1.25%	7.9%	12/31/2024	$1.09	0	$0	1.00%	8.2%	12/31/2024	$1.09	0	$0	0.75%	8.5%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	8.7%	12/31/2024	$1.10	0	$0	0.25%	9.0%	12/31/2024	$1.10	0	$0	0.00%	9.3%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2015 Inst Class - 06-6T3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,779,751	$4,635,790	380,688
Receivables: investments sold	1,696
Payables: investments purchased	-
Net assets	$4,781,447

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,781,447	4,403,438	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$4,781,447	4,403,438

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$141,521
Mortality & expense charges			(52,725)
Net investment income (loss)			88,796

Gain (loss) on investments:
Net realized gain (loss)			33,863
Realized gain distributions			55,711
Net change in unrealized appreciation (depreciation)			143,961
Net gain (loss)			233,535

Increase (decrease) in net assets from operations			$322,331

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$88,796	$-
Net realized gain (loss)		33,863	-
Realized gain distributions		55,711	-
Net change in unrealized appreciation (depreciation)		143,961	-

Increase (decrease) in net assets from operations		322,331	-

Contract owner transactions:
Proceeds from units sold		5,166,894	-
Cost of units redeemed		(703,687)	-
Account charges		(4,091)	-
Increase (decrease)		4,459,116	-
Net increase (decrease)		4,781,447	-
Net assets, beginning		-	-
Net assets, ending		$4,781,447	$-

Units sold		5,132,362	-
Units redeemed		(728,924)	-
Net increase (decrease)		4,403,438	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,403,438	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,166,894
Cost of units redeemed/account charges			(707,778)
Net investment income (loss)			88,796
Net realized gain (loss)			33,863
Realized gain distributions			55,711
Net change in unrealized appreciation (depreciation)			143,961
Net assets			$4,781,447

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	4,403	$4,781	1.25%	7.6%	12/31/2024	$1.09	0	$0	1.00%	7.9%	12/31/2024	$1.09	0	$0	0.75%	8.2%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	8.4%	12/31/2024	$1.10	0	$0	0.25%	8.7%	12/31/2024	$1.10	0	$0	0.00%	9.0%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.9%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2010 Inst Class - 06-6RY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$700,163	$686,425	46,221
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$700,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$700,258	646,797	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$700,258	646,797

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$21,881
Mortality & expense charges			(7,986)
Net investment income (loss)			13,895

Gain (loss) on investments:
Net realized gain (loss)			27,040
Realized gain distributions			7,783
Net change in unrealized appreciation (depreciation)			13,738
Net gain (loss)			48,561

Increase (decrease) in net assets from operations			$62,456

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,895	$-
Net realized gain (loss)		27,040	-
Realized gain distributions		7,783	-
Net change in unrealized appreciation (depreciation)		13,738	-

Increase (decrease) in net assets from operations		62,456	-

Contract owner transactions:
Proceeds from units sold		831,773	-
Cost of units redeemed		(193,186)	-
Account charges		(785)	-
Increase (decrease)		637,802	-
Net increase (decrease)		700,258	-
Net assets, beginning		-	-
Net assets, ending		$700,258	$-

Units sold		5,968,104	-
Units redeemed		(5,321,307)	-
Net increase (decrease)		646,797	-
Units outstanding, beginning		-	-
Units outstanding, ending		646,797	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$831,773
Cost of units redeemed/account charges			(193,971)
Net investment income (loss)			13,895
Net realized gain (loss)			27,040
Realized gain distributions			7,783
Net change in unrealized appreciation (depreciation)			13,738
Net assets			$700,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	647	$700	1.25%	7.4%	12/31/2024	$1.09	0	$0	1.00%	7.6%	12/31/2024	$1.09	0	$0	0.75%	7.9%
12/31/2023	1.01	0	0	1.25%	0.9%	12/31/2023	1.01	0	0	1.00%	0.9%	12/31/2023	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	8.2%	12/31/2024	$1.09	0	$0	0.25%	8.4%	12/31/2024	$1.10	0	$0	0.00%	8.7%
12/31/2023	1.01	0	0	0.50%	0.9%	12/31/2023	1.01	0	0	0.25%	0.9%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.2%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2005 Inst Class - 06-6RX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$789,364	$767,862	66,237
Receivables: investments sold	2,836
Payables: investments purchased	-
Net assets	$792,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$792,200	735,337	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$792,200	735,337

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$24,870
Mortality & expense charges			(8,518)
Net investment income (loss)			16,352

Gain (loss) on investments:
Net realized gain (loss)			3,686
Realized gain distributions			6,563
Net change in unrealized appreciation (depreciation)			21,502
Net gain (loss)			31,751

Increase (decrease) in net assets from operations			$48,103

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,352	$-
Net realized gain (loss)		3,686	-
Realized gain distributions		6,563	-
Net change in unrealized appreciation (depreciation)		21,502	-

Increase (decrease) in net assets from operations		48,103	-

Contract owner transactions:
Proceeds from units sold		808,578	-
Cost of units redeemed		(63,571)	-
Account charges		(910)	-
Increase (decrease)		744,097	-
Net increase (decrease)		792,200	-
Net assets, beginning		-	-
Net assets, ending		$792,200	$-

Units sold		804,083	-
Units redeemed		(68,746)	-
Net increase (decrease)		735,337	-
Units outstanding, beginning		-	-
Units outstanding, ending		735,337	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$808,578
Cost of units redeemed/account charges			(64,481)
Net investment income (loss)			16,352
Net realized gain (loss)			3,686
Realized gain distributions			6,563
Net change in unrealized appreciation (depreciation)			21,502
Net assets			$792,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	735	$792	1.25%	6.9%	12/31/2024	$1.08	0	$0	1.00%	7.1%	12/31/2024	$1.08	0	$0	0.75%	7.4%
12/31/2023	1.01	0	0	1.25%	0.8%	12/31/2023	1.01	0	0	1.00%	0.8%	12/31/2023	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	7.7%	12/31/2024	$1.09	0	$0	0.25%	7.9%	12/31/2024	$1.09	0	$0	0.00%	8.2%
12/31/2023	1.01	0	0	0.50%	0.8%	12/31/2023	1.01	0	0	0.25%	0.8%	12/31/2023	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.3%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Intg US Smcp Gr Inst Class - 06-6RT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$684,527	$653,291	15,755
Receivables: investments sold	688
Payables: investments purchased	-
Net assets	$685,215

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$685,215	510,606	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.35
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.36
Total	$685,215	510,606

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,187
Mortality & expense charges			(7,306)
Net investment income (loss)			(5,119)

Gain (loss) on investments:
Net realized gain (loss)			2,931
Realized gain distributions			48,432
Net change in unrealized appreciation (depreciation)			31,236
Net gain (loss)			82,599

Increase (decrease) in net assets from operations			$77,480

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,119)	$-
Net realized gain (loss)		2,931	-
Realized gain distributions		48,432	-
Net change in unrealized appreciation (depreciation)		31,236	-

Increase (decrease) in net assets from operations		77,480	-

Contract owner transactions:
Proceeds from units sold		627,314	-
Cost of units redeemed		(19,242)	-
Account charges		(337)	-
Increase (decrease)		607,735	-
Net increase (decrease)		685,215	-
Net assets, beginning		-	-
Net assets, ending		$685,215	$-

Units sold		525,392	-
Units redeemed		(14,786)	-
Net increase (decrease)		510,606	-
Units outstanding, beginning		-	-
Units outstanding, ending		510,606	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$627,314
Cost of units redeemed/account charges			(19,579)
Net investment income (loss)			(5,119)
Net realized gain (loss)			2,931
Realized gain distributions			48,432
Net change in unrealized appreciation (depreciation)			31,236
Net assets			$685,215

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	511	$685	1.25%	11.6%	12/31/2024	$1.35	0	$0	1.00%	11.9%	12/31/2024	$1.35	0	$0	0.75%	12.2%
12/31/2023	1.20	0	0	1.25%	20.2%	12/31/2023	1.20	0	0	1.00%	20.2%	12/31/2023	1.20	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	12.5%	12/31/2024	$1.36	0	$0	0.25%	12.8%	12/31/2024	$1.36	0	$0	0.00%	13.1%
12/31/2023	1.20	0	0	0.50%	20.4%	12/31/2023	1.20	0	0	0.25%	20.4%	12/31/2023	1.20	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price European Stock Fund - 06-755

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,843	$16,958	870
Receivables: investments sold	2,071
Payables: investments purchased	-
Net assets	$19,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,914	7,229	$2.75
Band 100	-	-	2.91
Band 75	-	-	3.06
Band 50	-	-	3.23
Band 25	-	-	3.41
Band 0	-	-	3.71
Total	$19,914	7,229

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$396
Mortality & expense charges			(229)
Net investment income (loss)			167

Gain (loss) on investments:
Net realized gain (loss)			36
Realized gain distributions			750
Net change in unrealized appreciation (depreciation)			(886)
Net gain (loss)			(100)

Increase (decrease) in net assets from operations			$67

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$167	$93
Net realized gain (loss)		36	15
Realized gain distributions		750	323
Net change in unrealized appreciation (depreciation)		(886)	2,078

Increase (decrease) in net assets from operations		67	2,509

Contract owner transactions:
Proceeds from units sold		2,650	426
Cost of units redeemed		-	-
Account charges		(12)	(12)
Increase (decrease)		2,638	414
Net increase (decrease)		2,705	2,923
Net assets, beginning		17,209	14,286
Net assets, ending		$19,914	$17,209

Units sold		951	156
Units redeemed		(4)	(4)
Net increase (decrease)		947	152
Units outstanding, beginning		6,282	6,130
Units outstanding, ending		7,229	6,282

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$786,263
Cost of units redeemed/account charges			(915,158)
Net investment income (loss)			21,029
Net realized gain (loss)			48,526
Realized gain distributions			78,369
Net change in unrealized appreciation (depreciation)			885
Net assets			$19,914

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.75	7	$20	1.25%	0.6%	12/31/2024	$2.91	0	$0	1.00%	0.8%	12/31/2024	$3.06	0	$0	0.75%	1.1%
12/31/2023	2.74	6	17	1.25%	17.5%	12/31/2023	2.88	0	0	1.00%	17.8%	12/31/2023	3.03	0	0	0.75%	18.1%
12/31/2022	2.33	6	14	1.25%	-22.7%	12/31/2022	2.45	0	0	1.00%	-22.5%	12/31/2022	2.57	0	0	0.75%	-22.3%
12/31/2021	3.02	6	19	1.25%	13.4%	12/31/2021	3.16	0	0	1.00%	13.7%	12/31/2021	3.30	0	0	0.75%	14.0%
12/31/2020	2.66	6	16	1.25%	11.1%	12/31/2020	2.78	0	0	1.00%	11.4%	12/31/2020	2.90	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.23	0	$0	0.50%	1.3%	12/31/2024	$3.41	0	$0	0.25%	1.6%	12/31/2024	$3.71	0	$0	0.00%	1.8%
12/31/2023	3.19	0	0	0.50%	18.4%	12/31/2023	3.35	0	0	0.25%	18.7%	12/31/2023	3.64	0	0	0.00%	19.0%
12/31/2022	2.69	0	0	0.50%	-22.1%	12/31/2022	2.83	0	0	0.25%	-22.0%	12/31/2022	3.06	0	0	0.00%	-21.8%
12/31/2021	3.46	0	0	0.50%	14.2%	12/31/2021	3.62	0	0	0.25%	14.5%	12/31/2021	3.91	0	0	0.00%	14.8%
12/31/2020	3.03	0	0	0.50%	12.0%	12/31/2020	3.16	0	0	0.25%	12.2%	12/31/2020	3.41	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.8%
2022	1.1%
2021	0.9%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund Advisor Class - 06-308

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,865,774	$7,123,360	97,570
Receivables: investments sold	-
Payables: investments purchased	(3,339)
Net assets	$9,862,435

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,862,435	2,016,921	$4.89
Band 100	-	-	5.11
Band 75	-	-	5.34
Band 50	-	-	5.58
Band 25	-	-	5.83
Band 0	-	-	6.09
Total	$9,862,435	2,016,921

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(118,489)
Net investment income (loss)			(118,489)

Gain (loss) on investments:
Net realized gain (loss)			620,426
Realized gain distributions			635,582
Net change in unrealized appreciation (depreciation)			1,125,275
Net gain (loss)			2,381,283

Increase (decrease) in net assets from operations			$2,262,794

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(118,489)	$(140,515)
Net realized gain (loss)		620,426	1,245,342
Realized gain distributions		635,582	284,942
Net change in unrealized appreciation (depreciation)		1,125,275	3,141,768

Increase (decrease) in net assets from operations		2,262,794	4,531,537

Contract owner transactions:
Proceeds from units sold		818,182	1,443,006
Cost of units redeemed		(1,787,867)	(11,207,811)
Account charges		(4,296)	(4,380)
Increase (decrease)		(973,981)	(9,769,185)
Net increase (decrease)		1,288,813	(5,237,648)
Net assets, beginning		8,573,622	13,811,270
Net assets, ending		$9,862,435	$8,573,622

Units sold		252,909	431,967
Units redeemed		(474,214)	(3,340,464)
Net increase (decrease)		(221,305)	(2,908,497)
Units outstanding, beginning		2,238,226	5,146,723
Units outstanding, ending		2,016,921	2,238,226

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$165,785,798
Cost of units redeemed/account charges			(256,142,858)
Net investment income (loss)			(10,750,829)
Net realized gain (loss)			69,519,628
Realized gain distributions			38,708,282
Net change in unrealized appreciation (depreciation)			2,742,414
Net assets			$9,862,435

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.89	2,017	$9,862	1.25%	27.7%	12/31/2024	$5.11	0	$0	1.00%	28.0%	12/31/2024	$5.34	0	$0	0.75%	28.3%
12/31/2023	3.83	2,238	8,574	1.25%	43.1%	12/31/2023	3.99	0	0	1.00%	43.4%	12/31/2023	4.16	0	0	0.75%	43.8%
12/31/2022	2.68	5,089	13,625	1.25%	-41.0%	12/31/2022	2.78	0	0	1.00%	-40.9%	12/31/2022	2.89	0	0	0.75%	-40.7%
12/31/2021	4.54	8,229	37,358	1.25%	18.2%	12/31/2021	4.71	0	0	1.00%	18.5%	12/31/2021	4.88	0	0	0.75%	18.8%
12/31/2020	3.84	23,247	89,278	1.25%	34.9%	12/31/2020	3.97	0	0	1.00%	35.2%	12/31/2020	4.11	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.58	0	$0	0.50%	28.6%	12/31/2024	$5.83	0	$0	0.25%	28.9%	12/31/2024	$6.09	0	$0	0.00%	29.3%
12/31/2023	4.34	0	0	0.50%	44.2%	12/31/2023	4.52	0	0	0.25%	44.5%	12/31/2023	4.71	0	0	0.00%	44.9%
12/31/2022	3.01	0	0	0.50%	-40.6%	12/31/2022	3.13	0	0	0.25%	-40.4%	12/31/2022	3.25	57	187	0.00%	-40.3%
12/31/2021	5.07	0	0	0.50%	19.1%	12/31/2021	5.25	0	0	0.25%	19.4%	12/31/2021	5.45	23	128	0.00%	19.7%
12/31/2020	4.25	0	0	0.50%	35.9%	12/31/2020	4.40	0	0	0.25%	36.2%	12/31/2020	4.55	27	121	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund R Class - 06-780

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,309,708	$5,064,234	76,781
Receivables: investments sold	-
Payables: investments purchased	(4,736)
Net assets	$7,304,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,606,384	452,421	$7.97
Band 100	3,693,773	439,403	8.41
Band 75	-	-	8.87
Band 50	4,815	515	9.35
Band 25	-	-	9.86
Band 0	-	-	10.53
Total	$7,304,972	892,339

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(77,315)
Net investment income (loss)			(77,315)

Gain (loss) on investments:
Net realized gain (loss)			259,605
Realized gain distributions			501,723
Net change in unrealized appreciation (depreciation)			950,118
Net gain (loss)			1,711,446

Increase (decrease) in net assets from operations			$1,634,131

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77,315)	$(62,764)
Net realized gain (loss)		259,605	91,203
Realized gain distributions		501,723	219,762
Net change in unrealized appreciation (depreciation)		950,118	1,702,457

Increase (decrease) in net assets from operations		1,634,131	1,950,658

Contract owner transactions:
Proceeds from units sold		340,587	321,870
Cost of units redeemed		(879,918)	(857,708)
Account charges		(790)	(861)
Increase (decrease)		(540,121)	(536,699)
Net increase (decrease)		1,094,010	1,413,959
Net assets, beginning		6,210,962	4,797,003
Net assets, ending		$7,304,972	$6,210,962

Units sold		46,791	60,047
Units redeemed		(122,087)	(160,995)
Net increase (decrease)		(75,296)	(100,948)
Units outstanding, beginning		967,635	1,068,583
Units outstanding, ending		892,339	967,635

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$72,999,084
Cost of units redeemed/account charges			(87,363,171)
Net investment income (loss)			(2,383,755)
Net realized gain (loss)			14,397,731
Realized gain distributions			7,409,609
Net change in unrealized appreciation (depreciation)			2,245,474
Net assets			$7,304,972

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.97	452	$3,606	1.25%	27.3%	12/31/2024	$8.41	439	$3,694	1.00%	27.6%	12/31/2024	$8.87	0	$0	0.75%	28.0%
12/31/2023	6.26	499	3,122	1.25%	42.7%	12/31/2023	6.59	468	3,085	1.00%	43.1%	12/31/2023	6.93	0	0	0.75%	43.4%
12/31/2022	4.39	562	2,465	1.25%	-41.2%	12/31/2022	4.60	506	2,329	1.00%	-41.0%	12/31/2022	4.83	0	0	0.75%	-40.9%
12/31/2021	7.46	717	5,346	1.25%	17.9%	12/31/2021	7.81	540	4,219	1.00%	18.2%	12/31/2021	8.17	0	0	0.75%	18.5%
12/31/2020	6.33	943	5,964	1.25%	34.5%	12/31/2020	6.60	620	4,095	1.00%	34.9%	12/31/2020	6.90	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.35	1	$5	0.50%	28.3%	12/31/2024	$9.86	0	$0	0.25%	28.6%	12/31/2024	$10.53	0	$0	0.00%	28.9%
12/31/2023	7.29	1	4	0.50%	43.8%	12/31/2023	7.67	0	0	0.25%	44.2%	12/31/2023	8.17	0	0	0.00%	44.5%
12/31/2022	5.07	1	3	0.50%	-40.7%	12/31/2022	5.32	0	0	0.25%	-40.6%	12/31/2022	5.65	0	0	0.00%	-40.4%
12/31/2021	8.55	1	4	0.50%	18.8%	12/31/2021	8.95	0	0	0.25%	19.1%	12/31/2021	9.49	0	0	0.00%	19.4%
12/31/2020	7.20	39	280	0.50%	35.5%	12/31/2020	7.52	0	0	0.25%	35.9%	12/31/2020	7.95	0	0	0.00%	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund Advisor Class - 06-309

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,904	$93,721	6,608
Receivables: investments sold	30
Payables: investments purchased	-
Net assets	$113,934

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,934	96,369	$1.18
Band 100	-	-	1.24
Band 75	-	-	1.29
Band 50	-	-	1.35
Band 25	-	-	1.41
Band 0	-	-	1.47
Total	$113,934	96,369

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,565
Mortality & expense charges			(1,593)
Net investment income (loss)			972

Gain (loss) on investments:
Net realized gain (loss)			7,662
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			53
Net gain (loss)			7,715

Increase (decrease) in net assets from operations			$8,687

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$972	$1,432
Net realized gain (loss)		7,662	19,235
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		53	11,171

Increase (decrease) in net assets from operations		8,687	31,838

Contract owner transactions:
Proceeds from units sold		7,623	9,149
Cost of units redeemed		(33,490)	(175,625)
Account charges		(7)	(31)
Increase (decrease)		(25,874)	(166,507)
Net increase (decrease)		(17,187)	(134,669)
Net assets, beginning		131,121	265,790
Net assets, ending		$113,934	$131,121

Units sold		6,447	8,898
Units redeemed		(27,953)	(171,697)
Net increase (decrease)		(21,506)	(162,799)
Units outstanding, beginning		117,875	280,674
Units outstanding, ending		96,369	117,875

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,943,038
Cost of units redeemed/account charges			(36,035,906)
Net investment income (loss)			1,159,845
Net realized gain (loss)			(4,176,524)
Realized gain distributions			1,203,298
Net change in unrealized appreciation (depreciation)			20,183
Net assets			$113,934

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	96	$114	1.25%	6.3%	12/31/2024	$1.24	0	$0	1.00%	6.6%	12/31/2024	$1.29	0	$0	0.75%	6.8%
12/31/2023	1.11	118	131	1.25%	17.5%	12/31/2023	1.16	0	0	1.00%	17.8%	12/31/2023	1.21	0	0	0.75%	18.1%
12/31/2022	0.95	281	266	1.25%	-9.8%	12/31/2022	0.98	0	0	1.00%	-9.6%	12/31/2022	1.02	0	0	0.75%	-9.3%
12/31/2021	1.05	331	347	1.25%	11.1%	12/31/2021	1.09	0	0	1.00%	11.4%	12/31/2021	1.13	0	0	0.75%	11.7%
12/31/2020	0.94	370	350	1.25%	0.1%	12/31/2020	0.98	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	0	$0	0.50%	7.1%	12/31/2024	$1.41	0	$0	0.25%	7.4%	12/31/2024	$1.47	0	$0	0.00%	7.6%
12/31/2023	1.26	0	0	0.50%	18.3%	12/31/2023	1.31	0	0	0.25%	18.6%	12/31/2023	1.37	0	0	0.00%	18.9%
12/31/2022	1.06	0	0	0.50%	-9.1%	12/31/2022	1.11	0	0	0.25%	-8.9%	12/31/2022	1.15	0	0	0.00%	-8.7%
12/31/2021	1.17	0	0	0.50%	12.0%	12/31/2021	1.21	0	0	0.25%	12.2%	12/31/2021	1.26	0	0	0.00%	12.5%
12/31/2020	1.05	0	0	0.50%	0.9%	12/31/2020	1.08	0	0	0.25%	1.1%	12/31/2020	1.12	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.7%
2022	2.3%
2021	2.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund R Class - 06-795

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$926,573	$750,996	54,819
Receivables: investments sold	-
Payables: investments purchased	(128)
Net assets	$926,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$386,130	127,715	$3.02
Band 100	536,702	168,330	3.19
Band 75	-	-	3.36
Band 50	3,613	1,019	3.55
Band 25	-	-	3.74
Band 0	-	-	4.02
Total	$926,445	297,064

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,101
Mortality & expense charges			(10,442)
Net investment income (loss)			8,659

Gain (loss) on investments:
Net realized gain (loss)			11,769
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,673
Net gain (loss)			46,442

Increase (decrease) in net assets from operations			$55,101

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,659	$11,589
Net realized gain (loss)		11,769	9,976
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		34,673	114,105

Increase (decrease) in net assets from operations		55,101	135,670

Contract owner transactions:
Proceeds from units sold		27,034	34,213
Cost of units redeemed		(46,490)	(80,666)
Account charges		(117)	(126)
Increase (decrease)		(19,573)	(46,579)
Net increase (decrease)		35,528	89,091
Net assets, beginning		890,917	801,826
Net assets, ending		$926,445	$890,917

Units sold		8,442	13,199
Units redeemed		(14,979)	(30,482)
Net increase (decrease)		(6,537)	(17,283)
Units outstanding, beginning		303,601	320,884
Units outstanding, ending		297,064	303,601

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,416,325
Cost of units redeemed/account charges			(28,105,209)
Net investment income (loss)			74,956
Net realized gain (loss)			1,844,200
Realized gain distributions			520,596
Net change in unrealized appreciation (depreciation)			175,577
Net assets			$926,445

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.02	128	$386	1.25%	6.0%	12/31/2024	$3.19	168	$537	1.00%	6.3%	12/31/2024	$3.36	0	$0	0.75%	6.5%
12/31/2023	2.85	138	393	1.25%	17.2%	12/31/2023	3.00	165	494	1.00%	17.5%	12/31/2023	3.16	0	0	0.75%	17.8%
12/31/2022	2.43	149	363	1.25%	-10.0%	12/31/2022	2.55	171	436	1.00%	-9.8%	12/31/2022	2.68	0	0	0.75%	-9.5%
12/31/2021	2.70	173	469	1.25%	10.8%	12/31/2021	2.83	162	459	1.00%	11.1%	12/31/2021	2.96	0	0	0.75%	11.3%
12/31/2020	2.44	181	442	1.25%	-0.1%	12/31/2020	2.55	160	408	1.00%	0.1%	12/31/2020	2.66	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.55	1	$4	0.50%	6.8%	12/31/2024	$3.74	0	$0	0.25%	7.1%	12/31/2024	$4.02	0	$0	0.00%	7.3%
12/31/2023	3.32	1	3	0.50%	18.1%	12/31/2023	3.49	0	0	0.25%	18.4%	12/31/2023	3.74	0	0	0.00%	18.7%
12/31/2022	2.81	1	3	0.50%	-9.3%	12/31/2022	2.95	0	0	0.25%	-9.1%	12/31/2022	3.15	0	0	0.00%	-8.9%
12/31/2021	3.10	1	3	0.50%	11.6%	12/31/2021	3.25	0	0	0.25%	11.9%	12/31/2021	3.46	0	0	0.00%	12.2%
12/31/2020	2.78	1	3	0.50%	0.6%	12/31/2020	2.90	0	0	0.25%	0.9%	12/31/2020	3.08	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.5%
2022	2.2%
2021	1.9%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Stock Fund R Class - 06-715

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$297,612	$279,700	15,480
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$297,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,690	84,611	$2.50
Band 100	86,161	32,651	2.64
Band 75	-	-	2.78
Band 50	-	-	2.94
Band 25	-	-	3.09
Band 0	-	-	3.27
Total	$297,851	117,262

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,574)
Net investment income (loss)			(3,574)

Gain (loss) on investments:
Net realized gain (loss)			6,975
Realized gain distributions			1,287
Net change in unrealized appreciation (depreciation)			2,678
Net gain (loss)			10,940

Increase (decrease) in net assets from operations			$7,366

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,574)	$(1,364)
Net realized gain (loss)		6,975	(84)
Realized gain distributions		1,287	-
Net change in unrealized appreciation (depreciation)		2,678	43,999

Increase (decrease) in net assets from operations		7,366	42,551

Contract owner transactions:
Proceeds from units sold		38,189	30,647
Cost of units redeemed		(58,806)	(62,069)
Account charges		(41)	(85)
Increase (decrease)		(20,658)	(31,507)
Net increase (decrease)		(13,292)	11,044
Net assets, beginning		311,143	300,099
Net assets, ending		$297,851	$311,143

Units sold		15,210	14,516
Units redeemed		(21,746)	(27,502)
Net increase (decrease)		(6,536)	(12,986)
Units outstanding, beginning		123,798	136,784
Units outstanding, ending		117,262	123,798

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,281,258
Cost of units redeemed/account charges			(2,181,484)
Net investment income (loss)			(31,476)
Net realized gain (loss)			98,242
Realized gain distributions			113,399
Net change in unrealized appreciation (depreciation)			17,912
Net assets			$297,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	85	$212	1.25%	1.5%	12/31/2024	$2.64	33	$86	1.00%	1.8%	12/31/2024	$2.78	0	$0	0.75%	2.1%
12/31/2023	2.46	76	188	1.25%	14.4%	12/31/2023	2.59	48	123	1.00%	14.6%	12/31/2023	2.73	0	0	0.75%	14.9%
12/31/2022	2.15	86	186	1.25%	-17.3%	12/31/2022	2.26	51	115	1.00%	-17.1%	12/31/2022	2.37	0	0	0.75%	-16.9%
12/31/2021	2.61	70	181	1.25%	-0.4%	12/31/2021	2.73	51	140	1.00%	-0.1%	12/31/2021	2.86	0	0	0.75%	0.1%
12/31/2020	2.62	125	328	1.25%	12.6%	12/31/2020	2.73	67	182	1.00%	12.8%	12/31/2020	2.85	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.94	0	$0	0.50%	2.3%	12/31/2024	$3.09	0	$0	0.25%	2.6%	12/31/2024	$3.27	0	$0	0.00%	2.8%
12/31/2023	2.87	0	0	0.50%	15.2%	12/31/2023	3.02	0	0	0.25%	15.5%	12/31/2023	3.18	0	0	0.00%	15.8%
12/31/2022	2.49	0	0	0.50%	-16.7%	12/31/2022	2.61	0	0	0.25%	-16.5%	12/31/2022	2.74	0	0	0.00%	-16.3%
12/31/2021	2.99	0	0	0.50%	0.4%	12/31/2021	3.13	0	0	0.25%	0.6%	12/31/2021	3.28	0	0	0.00%	0.9%
12/31/2020	2.98	0	0	0.50%	13.4%	12/31/2020	3.11	0	0	0.25%	13.7%	12/31/2020	3.25	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.7%
2022	0.0%
2021	0.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund R Class - 06-790

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$228,486	$236,515	2,597
Receivables: investments sold	-
Payables: investments purchased	(120)
Net assets	$228,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,366	27,735	$8.23
Band 100	-	-	8.68
Band 75	-	-	9.16
Band 50	-	-	9.66
Band 25	-	-	10.18
Band 0	-	-	10.85
Total	$228,366	27,735

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,975)
Net investment income (loss)			(8,975)

Gain (loss) on investments:
Net realized gain (loss)			17,074
Realized gain distributions			23,584
Net change in unrealized appreciation (depreciation)			7,205
Net gain (loss)			47,863

Increase (decrease) in net assets from operations			$38,888

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,975)	$(16,687)
Net realized gain (loss)		17,074	(61,010)
Realized gain distributions		23,584	71,905
Net change in unrealized appreciation (depreciation)		7,205	184,458

Increase (decrease) in net assets from operations		38,888	178,666

Contract owner transactions:
Proceeds from units sold		158,375	327,881
Cost of units redeemed		(1,117,731)	(610,679)
Account charges		(981)	(3,130)
Increase (decrease)		(960,337)	(285,928)
Net increase (decrease)		(921,449)	(107,262)
Net assets, beginning		1,149,815	1,257,077
Net assets, ending		$228,366	$1,149,815

Units sold		20,947	47,298
Units redeemed		(143,272)	(90,788)
Net increase (decrease)		(122,325)	(43,490)
Units outstanding, beginning		150,060	193,550
Units outstanding, ending		27,735	150,060

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$22,318,770
Cost of units redeemed/account charges			(28,629,602)
Net investment income (loss)			(686,362)
Net realized gain (loss)			2,855,659
Realized gain distributions			4,377,930
Net change in unrealized appreciation (depreciation)			(8,029)
Net assets			$228,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.23	28	$228	1.25%	7.5%	12/31/2024	$8.68	0	$0	1.00%	7.7%	12/31/2024	$9.16	0	$0	0.75%	8.0%
12/31/2023	7.66	150	1,150	1.25%	18.0%	12/31/2023	8.06	0	0	1.00%	18.3%	12/31/2023	8.48	0	0	0.75%	18.6%
12/31/2022	6.49	194	1,257	1.25%	-23.9%	12/31/2022	6.82	0	0	1.00%	-23.7%	12/31/2022	7.15	0	0	0.75%	-23.5%
12/31/2021	8.53	306	2,615	1.25%	13.0%	12/31/2021	8.93	0	0	1.00%	13.3%	12/31/2021	9.35	0	0	0.75%	13.6%
12/31/2020	7.55	325	2,451	1.25%	22.0%	12/31/2020	7.88	0	0	1.00%	22.3%	12/31/2020	8.23	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.66	0	$0	0.50%	8.3%	12/31/2024	$10.18	0	$0	0.25%	8.5%	12/31/2024	$10.85	0	$0	0.00%	8.8%
12/31/2023	8.92	0	0	0.50%	18.9%	12/31/2023	9.38	0	0	0.25%	19.2%	12/31/2023	9.97	0	0	0.00%	19.5%
12/31/2022	7.50	0	0	0.50%	-23.3%	12/31/2022	7.87	0	0	0.25%	-23.1%	12/31/2022	8.35	0	0	0.00%	-22.9%
12/31/2021	9.78	0	0	0.50%	13.9%	12/31/2021	10.24	0	0	0.25%	14.1%	12/31/2021	10.83	0	0	0.00%	14.4%
12/31/2020	8.59	0	0	0.50%	22.9%	12/31/2020	8.97	0	0	0.25%	23.2%	12/31/2020	9.47	9	89	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund R Class - 06-785

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$192,677	$191,480	6,248
Receivables: investments sold	100
Payables: investments purchased	-
Net assets	$192,777

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,777	26,268	$7.34
Band 100	-	-	7.74
Band 75	-	-	8.16
Band 50	-	-	8.61
Band 25	-	-	9.08
Band 0	-	-	9.71
Total	$192,777	26,268

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,613
Mortality & expense charges			(4,599)
Net investment income (loss)			(2,986)

Gain (loss) on investments:
Net realized gain (loss)			38,406
Realized gain distributions			22,346
Net change in unrealized appreciation (depreciation)			(9,498)
Net gain (loss)			51,254

Increase (decrease) in net assets from operations			$48,268

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,986)	$(2,944)
Net realized gain (loss)		38,406	(1,267)
Realized gain distributions		22,346	30,199
Net change in unrealized appreciation (depreciation)		(9,498)	38,410

Increase (decrease) in net assets from operations		48,268	64,398

Contract owner transactions:
Proceeds from units sold		58,309	152,691
Cost of units redeemed		(399,250)	(24,697)
Account charges		(18)	(33)
Increase (decrease)		(340,959)	127,961
Net increase (decrease)		(292,691)	192,359
Net assets, beginning		485,468	293,109
Net assets, ending		$192,777	$485,468

Units sold		11,717	26,796
Units redeemed		(61,025)	(4,469)
Net increase (decrease)		(49,308)	22,327
Units outstanding, beginning		75,576	53,249
Units outstanding, ending		26,268	75,576

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,395,311
Cost of units redeemed/account charges			(9,343,494)
Net investment income (loss)			(140,397)
Net realized gain (loss)			869,845
Realized gain distributions			1,410,315
Net change in unrealized appreciation (depreciation)			1,197
Net assets			$192,777

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.34	26	$193	1.25%	14.3%	12/31/2024	$7.74	0	$0	1.00%	14.5%	12/31/2024	$8.16	0	$0	0.75%	14.8%
12/31/2023	6.42	76	485	1.25%	16.7%	12/31/2023	6.76	0	0	1.00%	17.0%	12/31/2023	7.11	0	0	0.75%	17.3%
12/31/2022	5.50	53	293	1.25%	-5.9%	12/31/2022	5.78	0	0	1.00%	-5.6%	12/31/2022	6.06	0	0	0.75%	-5.4%
12/31/2021	5.85	58	340	1.25%	22.4%	12/31/2021	6.12	0	0	1.00%	22.7%	12/31/2021	6.41	0	0	0.75%	23.0%
12/31/2020	4.78	82	390	1.25%	8.0%	12/31/2020	4.99	0	0	1.00%	8.2%	12/31/2020	5.21	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.61	0	$0	0.50%	15.1%	12/31/2024	$9.08	0	$0	0.25%	15.4%	12/31/2024	$9.71	0	$0	0.00%	15.7%
12/31/2023	7.48	0	0	0.50%	17.6%	12/31/2023	7.87	0	0	0.25%	17.9%	12/31/2023	8.40	0	0	0.00%	18.2%
12/31/2022	6.36	0	0	0.50%	-5.2%	12/31/2022	6.67	0	0	0.25%	-4.9%	12/31/2022	7.11	0	0	0.00%	-4.7%
12/31/2021	6.71	0	0	0.50%	23.3%	12/31/2021	7.02	0	0	0.25%	23.6%	12/31/2021	7.46	0	0	0.00%	23.9%
12/31/2020	5.44	0	0	0.50%	8.8%	12/31/2020	5.68	0	0	0.25%	9.0%	12/31/2020	6.02	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.5%
2022	0.4%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,839	$240,008	9,087
Receivables: investments sold	48,583
Payables: investments purchased	-
Net assets	$288,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$288,422	85,342	$3.38
Band 100	-	-	3.53
Band 75	-	-	3.69
Band 50	-	-	3.86
Band 25	-	-	4.03
Band 0	-	-	4.21
Total	$288,422	85,342

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,487
Mortality & expense charges			(3,152)
Net investment income (loss)			(665)

Gain (loss) on investments:
Net realized gain (loss)			18,801
Realized gain distributions			27,093
Net change in unrealized appreciation (depreciation)			(11,352)
Net gain (loss)			34,542

Increase (decrease) in net assets from operations			$33,877

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(665)	$(660)
Net realized gain (loss)		18,801	83
Realized gain distributions		27,093	15,726
Net change in unrealized appreciation (depreciation)		(11,352)	20,912

Increase (decrease) in net assets from operations		33,877	36,061

Contract owner transactions:
Proceeds from units sold		129,935	27,880
Cost of units redeemed		(124,389)	(13,636)
Account charges		(193)	(166)
Increase (decrease)		5,353	14,078
Net increase (decrease)		39,230	50,139
Net assets, beginning		249,192	199,053
Net assets, ending		$288,422	$249,192

Units sold		38,787	10,536
Units redeemed		(37,921)	(4,990)
Net increase (decrease)		866	5,546
Units outstanding, beginning		84,476	78,930
Units outstanding, ending		85,342	84,476

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,418,761
Cost of units redeemed/account charges			(6,823,835)
Net investment income (loss)			26,252
Net realized gain (loss)			483,259
Realized gain distributions			1,184,154
Net change in unrealized appreciation (depreciation)			(169)
Net assets			$288,422

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.38	85	$288	1.25%	14.6%	12/31/2024	$3.53	0	$0	1.00%	14.9%	12/31/2024	$3.69	0	$0	0.75%	15.1%
12/31/2023	2.95	84	249	1.25%	17.0%	12/31/2023	3.07	0	0	1.00%	17.3%	12/31/2023	3.21	0	0	0.75%	17.6%
12/31/2022	2.52	79	199	1.25%	-5.6%	12/31/2022	2.62	0	0	1.00%	-5.4%	12/31/2022	2.73	0	0	0.75%	-5.2%
12/31/2021	2.67	70	187	1.25%	22.6%	12/31/2021	2.77	0	0	1.00%	22.9%	12/31/2021	2.88	0	0	0.75%	23.2%
12/31/2020	2.18	130	283	1.25%	8.2%	12/31/2020	2.26	0	0	1.00%	8.5%	12/31/2020	2.33	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.86	0	$0	0.50%	15.4%	12/31/2024	$4.03	0	$0	0.25%	15.7%	12/31/2024	$4.21	0	$0	0.00%	16.0%
12/31/2023	3.34	0	0	0.50%	17.8%	12/31/2023	3.48	0	0	0.25%	18.1%	12/31/2023	3.63	0	0	0.00%	18.4%
12/31/2022	2.84	0	0	0.50%	-4.9%	12/31/2022	2.95	0	0	0.25%	-4.7%	12/31/2022	3.07	0	0	0.00%	-4.5%
12/31/2021	2.98	0	0	0.50%	23.5%	12/31/2021	3.09	0	0	0.25%	23.8%	12/31/2021	3.21	0	0	0.00%	24.1%
12/31/2020	2.41	0	0	0.50%	9.0%	12/31/2020	2.50	0	0	0.25%	9.3%	12/31/2020	2.58	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.9%
2022	0.5%
2021	0.5%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund R Class - 06-576

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,756	$145,836	11,832
Receivables: investments sold	583
Payables: investments purchased	-
Net assets	$142,339

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,339	87,290	$1.63
Band 100	-	-	1.68
Band 75	-	-	1.74
Band 50	-	-	1.79
Band 25	-	-	1.85
Band 0	-	-	1.91
Total	$142,339	87,290

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,508
Mortality & expense charges			(1,859)
Net investment income (loss)			1,649

Gain (loss) on investments:
Net realized gain (loss)			(1,682)
Realized gain distributions			1,182
Net change in unrealized appreciation (depreciation)			7,986
Net gain (loss)			7,486

Increase (decrease) in net assets from operations			$9,135

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,649	$1,233
Net realized gain (loss)		(1,682)	(9,787)
Realized gain distributions		1,182	2,122
Net change in unrealized appreciation (depreciation)		7,986	20,782

Increase (decrease) in net assets from operations		9,135	14,350

Contract owner transactions:
Proceeds from units sold		15,495	24,109
Cost of units redeemed		(39,640)	(52,210)
Account charges		(309)	(363)
Increase (decrease)		(24,454)	(28,464)
Net increase (decrease)		(15,319)	(14,114)
Net assets, beginning		157,658	171,772
Net assets, ending		$142,339	$157,658

Units sold		9,732	16,539
Units redeemed		(25,198)	(36,767)
Net increase (decrease)		(15,466)	(20,228)
Units outstanding, beginning		102,756	122,984
Units outstanding, ending		87,290	102,756

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,813,303
Cost of units redeemed/account charges			(3,932,903)
Net investment income (loss)			27,103
Net realized gain (loss)			41,005
Realized gain distributions			197,911
Net change in unrealized appreciation (depreciation)			(4,080)
Net assets			$142,339

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	87	$142	1.25%	6.3%	12/31/2024	$1.68	0	$0	1.00%	6.5%	12/31/2024	$1.74	0	$0	0.75%	6.8%
12/31/2023	1.53	103	158	1.25%	9.9%	12/31/2023	1.58	0	0	1.00%	10.1%	12/31/2023	1.63	0	0	0.75%	10.4%
12/31/2022	1.40	123	172	1.25%	-15.1%	12/31/2022	1.43	0	0	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.64	244	402	1.25%	6.2%	12/31/2021	1.68	0	0	1.00%	6.4%	12/31/2021	1.73	0	0	0.75%	6.7%
12/31/2020	1.55	229	355	1.25%	9.3%	12/31/2020	1.58	0	0	1.00%	9.6%	12/31/2020	1.62	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	7.1%	12/31/2024	$1.85	0	$0	0.25%	7.4%	12/31/2024	$1.91	0	$0	0.00%	7.6%
12/31/2023	1.67	0	0	0.50%	10.7%	12/31/2023	1.72	0	0	0.25%	11.0%	12/31/2023	1.77	0	0	0.00%	11.2%
12/31/2022	1.51	0	0	0.50%	-14.4%	12/31/2022	1.55	0	0	0.25%	-14.2%	12/31/2022	1.59	0	0	0.00%	-14.0%
12/31/2021	1.77	0	0	0.50%	7.0%	12/31/2021	1.81	0	0	0.25%	7.2%	12/31/2021	1.85	0	0	0.00%	7.5%
12/31/2020	1.65	0	0	0.50%	10.1%	12/31/2020	1.69	0	0	0.25%	10.4%	12/31/2020	1.73	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.1%
2022	1.4%
2021	1.5%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,352	$27,172	2,418
Receivables: investments sold	482
Payables: investments purchased	-
Net assets	$28,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,834	17,131	$1.68
Band 100	-	-	1.74
Band 75	-	-	1.79
Band 50	-	-	1.85
Band 25	-	-	1.91
Band 0	-	-	1.97
Total	$28,834	17,131

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$767
Mortality & expense charges			(480)
Net investment income (loss)			287

Gain (loss) on investments:
Net realized gain (loss)			1,485
Realized gain distributions			237
Net change in unrealized appreciation (depreciation)			562
Net gain (loss)			2,284

Increase (decrease) in net assets from operations			$2,571

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$287	$463
Net realized gain (loss)		1,485	(2,118)
Realized gain distributions		237	494
Net change in unrealized appreciation (depreciation)		562	4,526

Increase (decrease) in net assets from operations		2,571	3,365

Contract owner transactions:
Proceeds from units sold		5,889	32,753
Cost of units redeemed		(15,731)	(28,359)
Account charges		(126)	(86)
Increase (decrease)		(9,968)	4,308
Net increase (decrease)		(7,397)	7,673
Net assets, beginning		36,231	28,558
Net assets, ending		$28,834	$36,231

Units sold		3,688	21,733
Units redeemed		(9,481)	(18,733)
Net increase (decrease)		(5,793)	3,000
Units outstanding, beginning		22,924	19,924
Units outstanding, ending		17,131	22,924

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,691,926
Cost of units redeemed/account charges			(3,898,200)
Net investment income (loss)			24,814
Net realized gain (loss)			47,906
Realized gain distributions			161,208
Net change in unrealized appreciation (depreciation)			1,180
Net assets			$28,834

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	17	$29	1.25%	6.5%	12/31/2024	$1.74	0	$0	1.00%	6.8%	12/31/2024	$1.79	0	$0	0.75%	7.0%
12/31/2023	1.58	23	36	1.25%	10.3%	12/31/2023	1.63	0	0	1.00%	10.5%	12/31/2023	1.67	0	0	0.75%	10.8%
12/31/2022	1.43	20	29	1.25%	-15.0%	12/31/2022	1.47	0	0	1.00%	-14.8%	12/31/2022	1.51	0	0	0.75%	-14.5%
12/31/2021	1.69	274	463	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.77	0	0	0.75%	7.0%
12/31/2020	1.58	101	160	1.25%	9.6%	12/31/2020	1.62	0	0	1.00%	9.9%	12/31/2020	1.65	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	0.50%	7.3%	12/31/2024	$1.91	0	$0	0.25%	7.6%	12/31/2024	$1.97	0	$0	0.00%	7.8%
12/31/2023	1.72	0	0	0.50%	11.1%	12/31/2023	1.77	0	0	0.25%	11.4%	12/31/2023	1.83	0	0	0.00%	11.6%
12/31/2022	1.55	0	0	0.50%	-14.3%	12/31/2022	1.59	0	0	0.25%	-14.1%	12/31/2022	1.64	0	0	0.00%	-13.9%
12/31/2021	1.81	0	0	0.50%	7.3%	12/31/2021	1.86	0	0	0.25%	7.5%	12/31/2021	1.90	0	0	0.00%	7.8%
12/31/2020	1.69	0	0	0.50%	10.4%	12/31/2020	1.73	0	0	0.25%	10.7%	12/31/2020	1.76	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.8%
2022	0.3%
2021	2.4%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund R Class - 06-579

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$357,432	$374,870	23,958
Receivables: investments sold	-
Payables: investments purchased	(216)
Net assets	$357,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$357,216	205,621	$1.74
Band 100	-	-	1.79
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.97
Band 0	-	-	2.03
Total	$357,216	205,621

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,762
Mortality & expense charges			(6,360)
Net investment income (loss)			2,402

Gain (loss) on investments:
Net realized gain (loss)			(10,345)
Realized gain distributions			4,046
Net change in unrealized appreciation (depreciation)			40,954
Net gain (loss)			34,655

Increase (decrease) in net assets from operations			$37,057

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,402	$5,117
Net realized gain (loss)		(10,345)	(40,172)
Realized gain distributions		4,046	8,992
Net change in unrealized appreciation (depreciation)		40,954	85,214

Increase (decrease) in net assets from operations		37,057	59,151

Contract owner transactions:
Proceeds from units sold		32,496	66,786
Cost of units redeemed		(274,559)	(203,582)
Account charges		(1,626)	(1,561)
Increase (decrease)		(243,689)	(138,357)
Net increase (decrease)		(206,632)	(79,206)
Net assets, beginning		563,848	643,054
Net assets, ending		$357,216	$563,848

Units sold		19,170	43,143
Units redeemed		(159,667)	(133,064)
Net increase (decrease)		(140,497)	(89,921)
Units outstanding, beginning		346,118	436,039
Units outstanding, ending		205,621	346,118

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,171,454
Cost of units redeemed/account charges			(9,504,516)
Net investment income (loss)			70,749
Net realized gain (loss)			(18,582)
Realized gain distributions			655,549
Net change in unrealized appreciation (depreciation)			(17,438)
Net assets			$357,216

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	206	$357	1.25%	6.6%	12/31/2024	$1.79	0	$0	1.00%	6.9%	12/31/2024	$1.85	0	$0	0.75%	7.2%
12/31/2023	1.63	346	564	1.25%	10.5%	12/31/2023	1.68	0	0	1.00%	10.7%	12/31/2023	1.73	0	0	0.75%	11.0%
12/31/2022	1.47	436	643	1.25%	-15.5%	12/31/2022	1.51	0	0	1.00%	-15.3%	12/31/2022	1.56	0	0	0.75%	-15.1%
12/31/2021	1.75	618	1,079	1.25%	6.9%	12/31/2021	1.79	0	0	1.00%	7.1%	12/31/2021	1.83	0	0	0.75%	7.4%
12/31/2020	1.63	661	1,079	1.25%	10.0%	12/31/2020	1.67	0	0	1.00%	10.2%	12/31/2020	1.70	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	0	$0	0.50%	7.4%	12/31/2024	$1.97	0	$0	0.25%	7.7%	12/31/2024	$2.03	0	$0	0.00%	8.0%
12/31/2023	1.78	0	0	0.50%	11.3%	12/31/2023	1.83	0	0	0.25%	11.6%	12/31/2023	1.88	0	0	0.00%	11.8%
12/31/2022	1.60	0	0	0.50%	-14.9%	12/31/2022	1.64	0	0	0.25%	-14.6%	12/31/2022	1.68	0	0	0.00%	-14.4%
12/31/2021	1.88	0	0	0.50%	7.7%	12/31/2021	1.92	0	0	0.25%	7.9%	12/31/2021	1.97	0	0	0.00%	8.2%
12/31/2020	1.74	0	0	0.50%	10.8%	12/31/2020	1.78	0	0	0.25%	11.1%	12/31/2020	1.82	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.0%
2022	1.7%
2021	1.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$570,583	$614,177	37,921
Receivables: investments sold	518
Payables: investments purchased	-
Net assets	$571,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$571,101	318,536	$1.79
Band 100	-	-	1.85
Band 75	-	-	1.91
Band 50	-	-	1.97
Band 25	-	-	2.03
Band 0	-	-	2.10
Total	$571,101	318,536

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,405
Mortality & expense charges			(8,591)
Net investment income (loss)			6,814

Gain (loss) on investments:
Net realized gain (loss)			(10,034)
Realized gain distributions			6,428
Net change in unrealized appreciation (depreciation)			44,812
Net gain (loss)			41,206

Increase (decrease) in net assets from operations			$48,020

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,814	$7,367
Net realized gain (loss)		(10,034)	(79,488)
Realized gain distributions		6,428	10,517
Net change in unrealized appreciation (depreciation)		44,812	133,126

Increase (decrease) in net assets from operations		48,020	71,522

Contract owner transactions:
Proceeds from units sold		49,837	67,024
Cost of units redeemed		(189,858)	(296,289)
Account charges		(262)	(224)
Increase (decrease)		(140,283)	(229,489)
Net increase (decrease)		(92,263)	(157,967)
Net assets, beginning		663,364	821,331
Net assets, ending		$571,101	$663,364

Units sold		28,483	42,332
Units redeemed		(105,509)	(188,877)
Net increase (decrease)		(77,026)	(146,545)
Units outstanding, beginning		395,562	542,107
Units outstanding, ending		318,536	395,562

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,903,046
Cost of units redeemed/account charges			(10,349,669)
Net investment income (loss)			122,073
Net realized gain (loss)			122,689
Realized gain distributions			816,556
Net change in unrealized appreciation (depreciation)			(43,594)
Net assets			$571,101

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	319	$571	1.25%	6.9%	12/31/2024	$1.85	0	$0	1.00%	7.2%	12/31/2024	$1.91	0	$0	0.75%	7.4%
12/31/2023	1.68	396	663	1.25%	10.7%	12/31/2023	1.73	0	0	1.00%	11.0%	12/31/2023	1.78	0	0	0.75%	11.2%
12/31/2022	1.52	542	821	1.25%	-15.2%	12/31/2022	1.56	0	0	1.00%	-15.0%	12/31/2022	1.60	0	0	0.75%	-14.8%
12/31/2021	1.79	514	919	1.25%	7.1%	12/31/2021	1.83	0	0	1.00%	7.4%	12/31/2021	1.88	0	0	0.75%	7.7%
12/31/2020	1.67	714	1,191	1.25%	10.2%	12/31/2020	1.70	0	0	1.00%	10.5%	12/31/2020	1.74	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	7.7%	12/31/2024	$2.03	0	$0	0.25%	8.0%	12/31/2024	$2.10	0	$0	0.00%	8.3%
12/31/2023	1.83	0	0	0.50%	11.5%	12/31/2023	1.88	0	0	0.25%	11.8%	12/31/2023	1.94	0	0	0.00%	12.1%
12/31/2022	1.64	0	0	0.50%	-14.6%	12/31/2022	1.68	0	0	0.25%	-14.4%	12/31/2022	1.73	0	0	0.00%	-14.2%
12/31/2021	1.92	0	0	0.50%	8.0%	12/31/2021	1.97	0	0	0.25%	8.2%	12/31/2021	2.02	0	0	0.00%	8.5%
12/31/2020	1.78	0	0	0.50%	11.1%	12/31/2020	1.82	0	0	0.25%	11.3%	12/31/2020	1.86	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.1%
2022	2.4%
2021	1.4%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund R Class - 06-776

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$709,485	$755,638	57,969
Receivables: investments sold	5,857
Payables: investments purchased	-
Net assets	$715,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$715,342	361,243	$1.98
Band 100	-	-	2.05
Band 75	-	-	2.13
Band 50	-	-	2.20
Band 25	-	-	2.28
Band 0	-	-	2.36
Total	$715,342	361,243

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,107
Mortality & expense charges			(8,949)
Net investment income (loss)			7,158

Gain (loss) on investments:
Net realized gain (loss)			(17,949)
Realized gain distributions			8,475
Net change in unrealized appreciation (depreciation)			48,669
Net gain (loss)			39,195

Increase (decrease) in net assets from operations			$46,353

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,158	$5,717
Net realized gain (loss)		(17,949)	(87,411)
Realized gain distributions		8,475	21,045
Net change in unrealized appreciation (depreciation)		48,669	143,095

Increase (decrease) in net assets from operations		46,353	82,446

Contract owner transactions:
Proceeds from units sold		79,412	75,169
Cost of units redeemed		(167,616)	(369,933)
Account charges		(421)	(836)
Increase (decrease)		(88,625)	(295,600)
Net increase (decrease)		(42,272)	(213,154)
Net assets, beginning		757,614	970,768
Net assets, ending		$715,342	$757,614

Units sold		40,801	42,862
Units redeemed		(88,817)	(215,434)
Net increase (decrease)		(48,016)	(172,572)
Units outstanding, beginning		409,259	581,831
Units outstanding, ending		361,243	409,259

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,102,730
Cost of units redeemed/account charges			(29,761,648)
Net investment income (loss)			171,111
Net realized gain (loss)			1,179,079
Realized gain distributions			2,070,223
Net change in unrealized appreciation (depreciation)			(46,153)
Net assets			$715,342

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	361	$715	1.25%	7.0%	12/31/2024	$2.05	0	$0	1.00%	7.2%	12/31/2024	$2.13	0	$0	0.75%	7.5%
12/31/2023	1.85	409	758	1.25%	11.0%	12/31/2023	1.91	0	0	1.00%	11.2%	12/31/2023	1.98	0	0	0.75%	11.5%
12/31/2022	1.67	582	971	1.25%	-15.7%	12/31/2022	1.72	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.98	1,014	2,007	1.25%	7.7%	12/31/2021	2.03	0	0	1.00%	7.9%	12/31/2021	2.09	0	0	0.75%	8.2%
12/31/2020	1.84	1,095	2,011	1.25%	10.6%	12/31/2020	1.88	0	0	1.00%	10.9%	12/31/2020	1.93	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.20	0	$0	0.50%	7.8%	12/31/2024	$2.28	0	$0	0.25%	8.1%	12/31/2024	$2.36	0	$0	0.00%	8.3%
12/31/2023	2.04	0	0	0.50%	11.8%	12/31/2023	2.11	0	0	0.25%	12.1%	12/31/2023	2.18	0	0	0.00%	12.3%
12/31/2022	1.83	0	0	0.50%	-15.0%	12/31/2022	1.88	0	0	0.25%	-14.8%	12/31/2022	1.94	0	0	0.00%	-14.6%
12/31/2021	2.15	0	0	0.50%	8.5%	12/31/2021	2.21	0	0	0.25%	8.7%	12/31/2021	2.27	0	0	0.00%	9.0%
12/31/2020	1.98	0	0	0.50%	11.5%	12/31/2020	2.03	0	0	0.25%	11.7%	12/31/2020	2.09	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.8%
2022	1.4%
2021	1.1%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$440,187	$415,658	35,144
Receivables: investments sold	179
Payables: investments purchased	-
Net assets	$440,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$440,366	214,823	$2.05
Band 100	-	-	2.12
Band 75	-	-	2.20
Band 50	-	-	2.28
Band 25	-	-	2.36
Band 0	-	-	2.45
Total	$440,366	214,823

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,879
Mortality & expense charges			(6,468)
Net investment income (loss)			4,411

Gain (loss) on investments:
Net realized gain (loss)			12,441
Realized gain distributions			5,168
Net change in unrealized appreciation (depreciation)			15,652
Net gain (loss)			33,261

Increase (decrease) in net assets from operations			$37,672

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,411	$(7,974)
Net realized gain (loss)		12,441	(375,830)
Realized gain distributions		5,168	13,556
Net change in unrealized appreciation (depreciation)		15,652	514,714

Increase (decrease) in net assets from operations		37,672	144,466

Contract owner transactions:
Proceeds from units sold		30,816	221,611
Cost of units redeemed		(121,336)	(1,850,676)
Account charges		(265)	(699)
Increase (decrease)		(90,785)	(1,629,764)
Net increase (decrease)		(53,113)	(1,485,298)
Net assets, beginning		493,479	1,978,777
Net assets, ending		$440,366	$493,479

Units sold		15,985	123,589
Units redeemed		(59,196)	(1,017,264)
Net increase (decrease)		(43,211)	(893,675)
Units outstanding, beginning		258,034	1,151,709
Units outstanding, ending		214,823	258,034

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,701,617
Cost of units redeemed/account charges			(38,678,761)
Net investment income (loss)			385,728
Net realized gain (loss)			1,272,173
Realized gain distributions			3,735,080
Net change in unrealized appreciation (depreciation)			24,529
Net assets			$440,366

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	215	$440	1.25%	7.2%	12/31/2024	$2.12	0	$0	1.00%	7.5%	12/31/2024	$2.20	0	$0	0.75%	7.7%
12/31/2023	1.91	258	493	1.25%	11.3%	12/31/2023	1.98	0	0	1.00%	11.6%	12/31/2023	2.04	0	0	0.75%	11.9%
12/31/2022	1.72	1,152	1,979	1.25%	-15.5%	12/31/2022	1.77	0	0	1.00%	-15.3%	12/31/2022	1.83	0	0	0.75%	-15.1%
12/31/2021	2.03	2,007	4,083	1.25%	8.0%	12/31/2021	2.09	0	0	1.00%	8.2%	12/31/2021	2.15	0	0	0.75%	8.5%
12/31/2020	1.88	2,751	5,182	1.25%	10.9%	12/31/2020	1.93	0	0	1.00%	11.2%	12/31/2020	1.98	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	0	$0	0.50%	8.0%	12/31/2024	$2.36	0	$0	0.25%	8.3%	12/31/2024	$2.45	0	$0	0.00%	8.5%
12/31/2023	2.11	0	0	0.50%	12.1%	12/31/2023	2.18	0	0	0.25%	12.4%	12/31/2023	2.25	0	0	0.00%	12.7%
12/31/2022	1.88	0	0	0.50%	-14.9%	12/31/2022	1.94	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.21	0	0	0.50%	8.8%	12/31/2021	2.27	0	0	0.25%	9.0%	12/31/2021	2.34	0	0	0.00%	9.3%
12/31/2020	2.03	0	0	0.50%	11.8%	12/31/2020	2.09	0	0	0.25%	12.0%	12/31/2020	2.14	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	0.9%
2022	1.5%
2021	1.2%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund R Class - 06-778

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,861,210	$5,310,513	268,691
Receivables: investments sold	-
Payables: investments purchased	(576)
Net assets	$4,860,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,750,543	2,205,987	$2.15
Band 100	110,091	49,342	2.23
Band 75	-	-	2.31
Band 50	-	-	2.40
Band 25	-	-	2.48
Band 0	-	-	2.57
Total	$4,860,634	2,255,329

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$106,632
Mortality & expense charges			(68,178)
Net investment income (loss)			38,454

Gain (loss) on investments:
Net realized gain (loss)			(149,711)
Realized gain distributions			77,644
Net change in unrealized appreciation (depreciation)			431,307
Net gain (loss)			359,240

Increase (decrease) in net assets from operations			$397,694

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,454	$37,659
Net realized gain (loss)		(149,711)	(319,642)
Realized gain distributions		77,644	233,215
Net change in unrealized appreciation (depreciation)		431,307	684,998

Increase (decrease) in net assets from operations		397,694	636,230

Contract owner transactions:
Proceeds from units sold		398,346	399,833
Cost of units redeemed		(1,619,170)	(1,488,127)
Account charges		(12,206)	(12,408)
Increase (decrease)		(1,233,030)	(1,100,702)
Net increase (decrease)		(835,336)	(464,472)
Net assets, beginning		5,695,970	6,160,442
Net assets, ending		$4,860,634	$5,695,970

Units sold		190,488	211,193
Units redeemed		(770,816)	(796,233)
Net increase (decrease)		(580,328)	(585,040)
Units outstanding, beginning		2,835,657	3,420,697
Units outstanding, ending		2,255,329	2,835,657

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$61,375,419
Cost of units redeemed/account charges			(66,448,836)
Net investment income (loss)			366,545
Net realized gain (loss)			3,198,654
Realized gain distributions			6,818,155
Net change in unrealized appreciation (depreciation)			(449,303)
Net assets			$4,860,634

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	2,206	$4,751	1.25%	7.3%	12/31/2024	$2.23	49	$110	1.00%	7.5%	12/31/2024	$2.31	0	$0	0.75%	7.8%
12/31/2023	2.01	2,799	5,620	1.25%	11.5%	12/31/2023	2.08	36	76	1.00%	11.8%	12/31/2023	2.14	0	0	0.75%	12.1%
12/31/2022	1.80	3,384	6,092	1.25%	-16.2%	12/31/2022	1.86	37	69	1.00%	-15.9%	12/31/2022	1.91	0	0	0.75%	-15.7%
12/31/2021	2.15	4,720	10,135	1.25%	8.6%	12/31/2021	2.21	32	71	1.00%	8.8%	12/31/2021	2.27	0	0	0.75%	9.1%
12/31/2020	1.98	5,267	10,417	1.25%	11.3%	12/31/2020	2.03	25	51	1.00%	11.5%	12/31/2020	2.08	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.40	0	$0	0.50%	8.1%	12/31/2024	$2.48	0	$0	0.25%	8.3%	12/31/2024	$2.57	0	$0	0.00%	8.6%
12/31/2023	2.22	0	0	0.50%	12.4%	12/31/2023	2.29	0	0	0.25%	12.6%	12/31/2023	2.37	0	0	0.00%	12.9%
12/31/2022	1.97	0	0	0.50%	-15.5%	12/31/2022	2.03	0	0	0.25%	-15.3%	12/31/2022	2.10	0	0	0.00%	-15.1%
12/31/2021	2.33	0	0	0.50%	9.4%	12/31/2021	2.40	0	0	0.25%	9.6%	12/31/2021	2.47	0	0	0.00%	9.9%
12/31/2020	2.13	0	0	0.50%	12.1%	12/31/2020	2.19	0	0	0.25%	12.4%	12/31/2020	2.25	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.9%
2022	1.5%
2021	1.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,269,061	$1,256,627	68,945
Receivables: investments sold	-
Payables: investments purchased	(465)
Net assets	$1,268,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,268,596	568,502	$2.23
Band 100	-	-	2.31
Band 75	-	-	2.40
Band 50	-	-	2.48
Band 25	-	-	2.57
Band 0	-	-	2.66
Total	$1,268,596	568,502

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$30,215
Mortality & expense charges			(17,065)
Net investment income (loss)			13,150

Gain (loss) on investments:
Net realized gain (loss)			4,734
Realized gain distributions			19,835
Net change in unrealized appreciation (depreciation)			64,953
Net gain (loss)			89,522

Increase (decrease) in net assets from operations			$102,672

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,150	$(7,821)
Net realized gain (loss)		4,734	(759,473)
Realized gain distributions		19,835	59,282
Net change in unrealized appreciation (depreciation)		64,953	992,803

Increase (decrease) in net assets from operations		102,672	284,791

Contract owner transactions:
Proceeds from units sold		186,882	588,552
Cost of units redeemed		(489,761)	(3,261,961)
Account charges		(4,167)	(3,799)
Increase (decrease)		(307,046)	(2,677,208)
Net increase (decrease)		(204,374)	(2,392,417)
Net assets, beginning		1,472,970	3,865,387
Net assets, ending		$1,268,596	$1,472,970

Units sold		86,783	318,470
Units redeemed		(228,153)	(1,690,628)
Net increase (decrease)		(141,370)	(1,372,158)
Units outstanding, beginning		709,872	2,082,030
Units outstanding, ending		568,502	709,872

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$71,428,358
Cost of units redeemed/account charges			(80,309,833)
Net investment income (loss)			437,485
Net realized gain (loss)			2,802,961
Realized gain distributions			6,897,191
Net change in unrealized appreciation (depreciation)			12,434
Net assets			$1,268,596

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	569	$1,269	1.25%	7.5%	12/31/2024	$2.31	0	$0	1.00%	7.8%	12/31/2024	$2.40	0	$0	0.75%	8.1%
12/31/2023	2.07	710	1,473	1.25%	11.8%	12/31/2023	2.14	0	0	1.00%	12.0%	12/31/2023	2.22	0	0	0.75%	12.3%
12/31/2022	1.86	2,082	3,865	1.25%	-15.9%	12/31/2022	1.91	0	0	1.00%	-15.7%	12/31/2022	1.97	0	0	0.75%	-15.5%
12/31/2021	2.21	3,510	7,753	1.25%	8.8%	12/31/2021	2.27	0	0	1.00%	9.1%	12/31/2021	2.34	0	0	0.75%	9.4%
12/31/2020	2.03	5,193	10,539	1.25%	11.6%	12/31/2020	2.08	0	0	1.00%	11.8%	12/31/2020	2.14	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	0	$0	0.50%	8.4%	12/31/2024	$2.57	0	$0	0.25%	8.6%	12/31/2024	$2.66	0	$0	0.00%	8.9%
12/31/2023	2.29	0	0	0.50%	12.6%	12/31/2023	2.37	0	0	0.25%	12.9%	12/31/2023	2.45	0	0	0.00%	13.2%
12/31/2022	2.03	0	0	0.50%	-15.3%	12/31/2022	2.10	0	0	0.25%	-15.1%	12/31/2022	2.16	0	0	0.00%	-14.9%
12/31/2021	2.40	0	0	0.50%	9.6%	12/31/2021	2.47	0	0	0.25%	9.9%	12/31/2021	2.54	0	0	0.00%	10.2%
12/31/2020	2.19	0	0	0.50%	12.4%	12/31/2020	2.25	0	0	0.25%	12.7%	12/31/2020	2.30	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.2%
2022	1.4%
2021	1.1%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund R Class - 06-781

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,310,176	$4,381,323	268,160
Receivables: investments sold	9,895
Payables: investments purchased	-
Net assets	$4,320,071

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,320,071	1,845,992	$2.34
Band 100	-	-	2.42
Band 75	-	-	2.51
Band 50	-	-	2.60
Band 25	-	-	2.70
Band 0	-	-	2.79
Total	$4,320,071	1,845,992

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$87,291
Mortality & expense charges			(58,267)
Net investment income (loss)			29,024

Gain (loss) on investments:
Net realized gain (loss)			(104,121)
Realized gain distributions			69,441
Net change in unrealized appreciation (depreciation)			361,001
Net gain (loss)			326,321

Increase (decrease) in net assets from operations			$355,345

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,024	$27,408
Net realized gain (loss)		(104,121)	(280,988)
Realized gain distributions		69,441	222,484
Net change in unrealized appreciation (depreciation)		361,001	674,136

Increase (decrease) in net assets from operations		355,345	643,040

Contract owner transactions:
Proceeds from units sold		557,118	629,985
Cost of units redeemed		(1,982,863)	(1,940,646)
Account charges		(2,086)	(4,883)
Increase (decrease)		(1,427,831)	(1,315,544)
Net increase (decrease)		(1,072,486)	(672,504)
Net assets, beginning		5,392,557	6,065,061
Net assets, ending		$4,320,071	$5,392,557

Units sold		243,750	342,025
Units redeemed		(882,366)	(1,002,802)
Net increase (decrease)		(638,616)	(660,777)
Units outstanding, beginning		2,484,608	3,145,385
Units outstanding, ending		1,845,992	2,484,608

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$51,784,608
Cost of units redeemed/account charges			(56,293,527)
Net investment income (loss)			160,246
Net realized gain (loss)			3,422,833
Realized gain distributions			5,317,058
Net change in unrealized appreciation (depreciation)			(71,147)
Net assets			$4,320,071

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	1,846	$4,320	1.25%	7.8%	12/31/2024	$2.42	0	$0	1.00%	8.1%	12/31/2024	$2.51	0	$0	0.75%	8.4%
12/31/2023	2.17	2,485	5,393	1.25%	12.6%	12/31/2023	2.24	0	0	1.00%	12.8%	12/31/2023	2.32	0	0	0.75%	13.1%
12/31/2022	1.93	3,145	6,065	1.25%	-17.1%	12/31/2022	1.99	0	0	1.00%	-16.9%	12/31/2022	2.05	0	0	0.75%	-16.7%
12/31/2021	2.33	5,239	12,190	1.25%	9.9%	12/31/2021	2.39	0	0	1.00%	10.2%	12/31/2021	2.46	0	0	0.75%	10.5%
12/31/2020	2.12	5,731	12,132	1.25%	12.7%	12/31/2020	2.17	0	0	1.00%	13.0%	12/31/2020	2.23	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.60	0	$0	0.50%	8.6%	12/31/2024	$2.70	0	$0	0.25%	8.9%	12/31/2024	$2.79	0	$0	0.00%	9.2%
12/31/2023	2.40	0	0	0.50%	13.4%	12/31/2023	2.48	0	0	0.25%	13.7%	12/31/2023	2.56	0	0	0.00%	14.0%
12/31/2022	2.11	0	0	0.50%	-16.5%	12/31/2022	2.18	0	0	0.25%	-16.3%	12/31/2022	2.25	0	0	0.00%	-16.1%
12/31/2021	2.53	0	0	0.50%	10.7%	12/31/2021	2.60	0	0	0.25%	11.0%	12/31/2021	2.68	0	0	0.00%	11.3%
12/31/2020	2.28	0	0	0.50%	13.6%	12/31/2020	2.34	0	0	0.25%	13.8%	12/31/2020	2.40	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.6%
2022	1.1%
2021	0.8%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,537,388	$2,419,407	154,582
Receivables: investments sold	850
Payables: investments purchased	-
Net assets	$2,538,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,538,238	1,046,536	$2.43
Band 100	-	-	2.51
Band 75	-	-	2.60
Band 50	-	-	2.70
Band 25	-	-	2.79
Band 0	-	-	2.90
Total	$2,538,238	1,046,536

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$55,392
Mortality & expense charges			(37,037)
Net investment income (loss)			18,355

Gain (loss) on investments:
Net realized gain (loss)			78,814
Realized gain distributions			39,951
Net change in unrealized appreciation (depreciation)			105,870
Net gain (loss)			224,635

Increase (decrease) in net assets from operations			$242,990

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,355	$(23,452)
Net realized gain (loss)		78,814	(1,099,691)
Realized gain distributions		39,951	129,625
Net change in unrealized appreciation (depreciation)		105,870	1,742,115

Increase (decrease) in net assets from operations		242,990	748,597

Contract owner transactions:
Proceeds from units sold		422,325	1,912,457
Cost of units redeemed		(1,322,845)	(7,671,251)
Account charges		(6,227)	(7,598)
Increase (decrease)		(906,747)	(5,766,392)
Net increase (decrease)		(663,757)	(5,017,795)
Net assets, beginning		3,201,995	8,219,790
Net assets, ending		$2,538,238	$3,201,995

Units sold		180,831	945,311
Units redeemed		(561,105)	(3,654,276)
Net increase (decrease)		(380,274)	(2,708,965)
Units outstanding, beginning		1,426,810	4,135,775
Units outstanding, ending		1,046,536	1,426,810

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$71,824,661
Cost of units redeemed/account charges			(81,418,024)
Net investment income (loss)			292,233
Net realized gain (loss)			4,664,614
Realized gain distributions			7,056,773
Net change in unrealized appreciation (depreciation)			117,981
Net assets			$2,538,238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	1,047	$2,538	1.25%	8.1%	12/31/2024	$2.51	0	$0	1.00%	8.3%	12/31/2024	$2.60	0	$0	0.75%	8.6%
12/31/2023	2.24	1,427	3,202	1.25%	12.9%	12/31/2023	2.32	0	0	1.00%	13.2%	12/31/2023	2.40	0	0	0.75%	13.5%
12/31/2022	1.99	4,136	8,220	1.25%	-17.0%	12/31/2022	2.05	0	0	1.00%	-16.8%	12/31/2022	2.11	0	0	0.75%	-16.6%
12/31/2021	2.39	6,058	14,500	1.25%	10.2%	12/31/2021	2.46	0	0	1.00%	10.5%	12/31/2021	2.53	0	0	0.75%	10.8%
12/31/2020	2.17	8,373	18,182	1.25%	12.9%	12/31/2020	2.23	0	0	1.00%	13.2%	12/31/2020	2.28	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.70	0	$0	0.50%	8.9%	12/31/2024	$2.79	0	$0	0.25%	9.2%	12/31/2024	$2.90	0	$0	0.00%	9.4%
12/31/2023	2.48	0	0	0.50%	13.8%	12/31/2023	2.56	0	0	0.25%	14.0%	12/31/2023	2.65	0	0	0.00%	14.3%
12/31/2022	2.18	0	0	0.50%	-16.3%	12/31/2022	2.24	0	0	0.25%	-16.1%	12/31/2022	2.31	0	0	0.00%	-15.9%
12/31/2021	2.60	0	0	0.50%	11.1%	12/31/2021	2.68	0	0	0.25%	11.3%	12/31/2021	2.75	0	0	0.00%	11.6%
12/31/2020	2.34	0	0	0.50%	13.8%	12/31/2020	2.40	0	0	0.25%	14.1%	12/31/2020	2.47	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.1%
2022	1.3%
2021	0.9%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund R Class - 06-783

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,111,928	$6,952,827	285,910
Receivables: investments sold	10,099
Payables: investments purchased	-
Net assets	$7,122,027

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,122,027	2,800,099	$2.54
Band 100	-	-	2.64
Band 75	-	-	2.73
Band 50	-	-	2.83
Band 25	-	-	2.93
Band 0	-	-	3.04
Total	$7,122,027	2,800,099

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$120,172
Mortality & expense charges			(91,980)
Net investment income (loss)			28,192

Gain (loss) on investments:
Net realized gain (loss)			16,685
Realized gain distributions			88,566
Net change in unrealized appreciation (depreciation)			485,970
Net gain (loss)			591,221

Increase (decrease) in net assets from operations			$619,413

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,192	$16,520
Net realized gain (loss)		16,685	(205,201)
Realized gain distributions		88,566	292,212
Net change in unrealized appreciation (depreciation)		485,970	841,418

Increase (decrease) in net assets from operations		619,413	944,949

Contract owner transactions:
Proceeds from units sold		1,149,829	1,136,238
Cost of units redeemed		(1,849,194)	(2,082,700)
Account charges		(9,846)	(8,767)
Increase (decrease)		(709,211)	(955,229)
Net increase (decrease)		(89,798)	(10,280)
Net assets, beginning		7,211,825	7,222,105
Net assets, ending		$7,122,027	$7,211,825

Units sold		466,293	524,361
Units redeemed		(751,463)	(970,147)
Net increase (decrease)		(285,170)	(445,786)
Units outstanding, beginning		3,085,269	3,531,055
Units outstanding, ending		2,800,099	3,085,269

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55,036,022
Cost of units redeemed/account charges			(58,204,058)
Net investment income (loss)			(139,325)
Net realized gain (loss)			3,879,871
Realized gain distributions			6,390,416
Net change in unrealized appreciation (depreciation)			159,101
Net assets			$7,122,027

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.54	2,800	$7,122	1.25%	8.8%	12/31/2024	$2.64	0	$0	1.00%	9.1%	12/31/2024	$2.73	0	$0	0.75%	9.4%
12/31/2023	2.34	3,085	7,212	1.25%	14.3%	12/31/2023	2.42	0	0	1.00%	14.6%	12/31/2023	2.50	0	0	0.75%	14.9%
12/31/2022	2.05	3,531	7,222	1.25%	-18.4%	12/31/2022	2.11	0	0	1.00%	-18.2%	12/31/2022	2.17	0	0	0.75%	-18.0%
12/31/2021	2.51	5,493	13,777	1.25%	11.6%	12/31/2021	2.58	0	0	1.00%	11.9%	12/31/2021	2.65	0	0	0.75%	12.2%
12/31/2020	2.25	5,742	12,903	1.25%	13.9%	12/31/2020	2.31	0	0	1.00%	14.2%	12/31/2020	2.36	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.83	0	$0	0.50%	9.6%	12/31/2024	$2.93	0	$0	0.25%	9.9%	12/31/2024	$3.04	0	$0	0.00%	10.2%
12/31/2023	2.58	0	0	0.50%	15.1%	12/31/2023	2.67	0	0	0.25%	15.4%	12/31/2023	2.76	0	0	0.00%	15.7%
12/31/2022	2.24	0	0	0.50%	-17.8%	12/31/2022	2.31	0	0	0.25%	-17.6%	12/31/2022	2.38	0	0	0.00%	-17.4%
12/31/2021	2.73	0	0	0.50%	12.4%	12/31/2021	2.80	0	0	0.25%	12.7%	12/31/2021	2.88	0	0	0.00%	13.0%
12/31/2020	2.43	0	0	0.50%	14.7%	12/31/2020	2.49	0	0	0.25%	15.0%	12/31/2020	2.55	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	0.9%
2021	0.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,905,197	$3,612,969	154,568
Receivables: investments sold	2,287
Payables: investments purchased	-
Net assets	$3,907,484

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,907,484	1,482,553	$2.64
Band 100	-	-	2.73
Band 75	-	-	2.83
Band 50	-	-	2.93
Band 25	-	-	3.04
Band 0	-	-	3.15
Total	$3,907,484	1,482,553

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$73,506
Mortality & expense charges			(56,704)
Net investment income (loss)			16,802

Gain (loss) on investments:
Net realized gain (loss)			163,582
Realized gain distributions			47,825
Net change in unrealized appreciation (depreciation)			181,810
Net gain (loss)			393,217

Increase (decrease) in net assets from operations			$410,019

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,802	$(64,149)
Net realized gain (loss)		163,582	(1,463,873)
Realized gain distributions		47,825	184,305
Net change in unrealized appreciation (depreciation)		181,810	2,713,231

Increase (decrease) in net assets from operations		410,019	1,369,514

Contract owner transactions:
Proceeds from units sold		585,131	2,236,192
Cost of units redeemed		(1,682,500)	(12,611,661)
Account charges		(9,718)	(11,515)
Increase (decrease)		(1,107,087)	(10,386,984)
Net increase (decrease)		(697,068)	(9,017,470)
Net assets, beginning		4,604,552	13,622,022
Net assets, ending		$3,907,484	$4,604,552

Units sold		230,270	1,068,869
Units redeemed		(653,373)	(5,622,956)
Net increase (decrease)		(423,103)	(4,554,087)
Units outstanding, beginning		1,905,656	6,459,743
Units outstanding, ending		1,482,553	1,905,656

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$74,440,831
Cost of units redeemed/account charges			(84,262,870)
Net investment income (loss)			(102,985)
Net realized gain (loss)			4,707,039
Realized gain distributions			8,833,241
Net change in unrealized appreciation (depreciation)			292,228
Net assets			$3,907,484

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	1,483	$3,907	1.25%	9.1%	12/31/2024	$2.73	0	$0	1.00%	9.4%	12/31/2024	$2.83	0	$0	0.75%	9.6%
12/31/2023	2.42	1,906	4,605	1.25%	14.6%	12/31/2023	2.50	0	0	1.00%	14.9%	12/31/2023	2.58	0	0	0.75%	15.2%
12/31/2022	2.11	6,460	13,622	1.25%	-18.2%	12/31/2022	2.17	0	0	1.00%	-18.0%	12/31/2022	2.24	0	0	0.75%	-17.8%
12/31/2021	2.58	8,082	20,847	1.25%	11.9%	12/31/2021	2.65	0	0	1.00%	12.1%	12/31/2021	2.73	0	0	0.75%	12.4%
12/31/2020	2.31	8,631	19,902	1.25%	14.2%	12/31/2020	2.37	0	0	1.00%	14.5%	12/31/2020	2.43	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.93	0	$0	0.50%	9.9%	12/31/2024	$3.04	0	$0	0.25%	10.2%	12/31/2024	$3.15	0	$0	0.00%	10.5%
12/31/2023	2.67	0	0	0.50%	15.4%	12/31/2023	2.76	0	0	0.25%	15.7%	12/31/2023	2.85	0	0	0.00%	16.0%
12/31/2022	2.31	0	0	0.50%	-17.6%	12/31/2022	2.38	0	0	0.25%	-17.4%	12/31/2022	2.46	0	0	0.00%	-17.2%
12/31/2021	2.80	0	0	0.50%	12.7%	12/31/2021	2.88	0	0	0.25%	13.0%	12/31/2021	2.97	0	0	0.00%	13.3%
12/31/2020	2.49	0	0	0.50%	15.0%	12/31/2020	2.55	0	0	0.25%	15.3%	12/31/2020	2.62	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	0.8%
2022	1.2%
2021	0.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund R Class - 06-786

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,361,168	$5,760,083	310,414
Receivables: investments sold	8,536
Payables: investments purchased	-
Net assets	$6,369,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,369,704	2,334,994	$2.73
Band 100	-	-	2.83
Band 75	-	-	2.93
Band 50	-	-	3.03
Band 25	-	-	3.14
Band 0	-	-	3.26
Total	$6,369,704	2,334,994

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$84,430
Mortality & expense charges			(89,217)
Net investment income (loss)			(4,787)

Gain (loss) on investments:
Net realized gain (loss)			248,652
Realized gain distributions			38,508
Net change in unrealized appreciation (depreciation)			412,535
Net gain (loss)			699,695

Increase (decrease) in net assets from operations			$694,908

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,787)	$2,253
Net realized gain (loss)		248,652	(72,290)
Realized gain distributions		38,508	207,463
Net change in unrealized appreciation (depreciation)		412,535	868,445

Increase (decrease) in net assets from operations		694,908	1,005,871

Contract owner transactions:
Proceeds from units sold		1,024,522	891,847
Cost of units redeemed		(2,390,306)	(1,675,509)
Account charges		(6,997)	(5,641)
Increase (decrease)		(1,372,781)	(789,303)
Net increase (decrease)		(677,873)	216,568
Net assets, beginning		7,047,577	6,831,009
Net assets, ending		$6,369,704	$7,047,577

Units sold		388,550	391,289
Units redeemed		(894,198)	(747,893)
Net increase (decrease)		(505,648)	(356,604)
Units outstanding, beginning		2,840,642	3,197,246
Units outstanding, ending		2,334,994	2,840,642

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$44,249,516
Cost of units redeemed/account charges			(47,791,003)
Net investment income (loss)			(240,707)
Net realized gain (loss)			4,427,420
Realized gain distributions			5,123,393
Net change in unrealized appreciation (depreciation)			601,085
Net assets			$6,369,704

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.73	2,335	$6,370	1.25%	10.0%	12/31/2024	$2.83	0	$0	1.00%	10.2%	12/31/2024	$2.93	0	$0	0.75%	10.5%
12/31/2023	2.48	2,841	7,048	1.25%	16.1%	12/31/2023	2.56	0	0	1.00%	16.4%	12/31/2023	2.65	0	0	0.75%	16.7%
12/31/2022	2.14	3,197	6,831	1.25%	-19.5%	12/31/2022	2.20	0	0	1.00%	-19.3%	12/31/2022	2.27	0	0	0.75%	-19.1%
12/31/2021	2.65	4,488	11,906	1.25%	13.0%	12/31/2021	2.73	0	0	1.00%	13.3%	12/31/2021	2.81	0	0	0.75%	13.6%
12/31/2020	2.35	4,864	11,415	1.25%	15.0%	12/31/2020	2.41	0	0	1.00%	15.3%	12/31/2020	2.47	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.03	0	$0	0.50%	10.8%	12/31/2024	$3.14	0	$0	0.25%	11.1%	12/31/2024	$3.26	0	$0	0.00%	11.3%
12/31/2023	2.74	0	0	0.50%	17.0%	12/31/2023	2.83	0	0	0.25%	17.3%	12/31/2023	2.92	0	0	0.00%	17.6%
12/31/2022	2.34	0	0	0.50%	-18.9%	12/31/2022	2.41	0	0	0.25%	-18.7%	12/31/2022	2.49	0	0	0.00%	-18.5%
12/31/2021	2.88	0	0	0.50%	13.9%	12/31/2021	2.97	0	0	0.25%	14.2%	12/31/2021	3.05	0	0	0.00%	14.5%
12/31/2020	2.53	0	0	0.50%	15.9%	12/31/2020	2.60	0	0	0.25%	16.2%	12/31/2020	2.67	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.2%
2022	0.7%
2021	0.4%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,503,429	$5,900,597	311,368
Receivables: investments sold	4,169
Payables: investments purchased	-
Net assets	$6,507,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,507,598	2,301,849	$2.83
Band 100	-	-	2.93
Band 75	-	-	3.03
Band 50	-	-	3.14
Band 25	-	-	3.26
Band 0	-	-	3.38
Total	$6,507,598	2,301,849

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$99,287
Mortality & expense charges			(78,294)
Net investment income (loss)			20,993

Gain (loss) on investments:
Net realized gain (loss)			158,019
Realized gain distributions			38,388
Net change in unrealized appreciation (depreciation)			384,454
Net gain (loss)			580,861

Increase (decrease) in net assets from operations			$601,854

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,993	$(57,567)
Net realized gain (loss)		158,019	(360,852)
Realized gain distributions		38,388	175,933
Net change in unrealized appreciation (depreciation)		384,454	1,761,587

Increase (decrease) in net assets from operations		601,854	1,519,101

Contract owner transactions:
Proceeds from units sold		1,342,632	2,943,597
Cost of units redeemed		(1,507,898)	(10,478,670)
Account charges		(15,033)	(14,852)
Increase (decrease)		(180,299)	(7,549,925)
Net increase (decrease)		421,555	(6,030,824)
Net assets, beginning		6,086,043	12,116,867
Net assets, ending		$6,507,598	$6,086,043

Units sold		482,874	1,266,673
Units redeemed		(554,948)	(4,392,794)
Net increase (decrease)		(72,074)	(3,126,121)
Units outstanding, beginning		2,373,923	5,500,044
Units outstanding, ending		2,301,849	2,373,923

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$61,964,924
Cost of units redeemed/account charges			(67,776,052)
Net investment income (loss)			(306,157)
Net realized gain (loss)			4,830,556
Realized gain distributions			7,191,495
Net change in unrealized appreciation (depreciation)			602,832
Net assets			$6,507,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.83	2,302	$6,508	1.25%	10.3%	12/31/2024	$2.93	0	$0	1.00%	10.6%	12/31/2024	$3.03	0	$0	0.75%	10.8%
12/31/2023	2.56	2,374	6,086	1.25%	16.4%	12/31/2023	2.65	0	0	1.00%	16.7%	12/31/2023	2.74	0	0	0.75%	17.0%
12/31/2022	2.20	5,500	12,117	1.25%	-19.3%	12/31/2022	2.27	0	0	1.00%	-19.1%	12/31/2022	2.34	0	0	0.75%	-18.9%
12/31/2021	2.73	7,198	19,642	1.25%	13.4%	12/31/2021	2.81	0	0	1.00%	13.7%	12/31/2021	2.89	0	0	0.75%	13.9%
12/31/2020	2.41	6,687	16,095	1.25%	15.3%	12/31/2020	2.47	0	0	1.00%	15.6%	12/31/2020	2.53	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.14	0	$0	0.50%	11.1%	12/31/2024	$3.26	0	$0	0.25%	11.4%	12/31/2024	$3.38	0	$0	0.00%	11.7%
12/31/2023	2.83	0	0	0.50%	17.2%	12/31/2023	2.92	0	0	0.25%	17.5%	12/31/2023	3.02	0	0	0.00%	17.8%
12/31/2022	2.41	0	0	0.50%	-18.7%	12/31/2022	2.49	0	0	0.25%	-18.5%	12/31/2022	2.57	0	0	0.00%	-18.3%
12/31/2021	2.97	0	0	0.50%	14.2%	12/31/2021	3.05	0	0	0.25%	14.5%	12/31/2021	3.14	0	0	0.00%	14.8%
12/31/2020	2.60	0	0	0.50%	16.2%	12/31/2020	2.66	0	0	0.25%	16.5%	12/31/2020	2.73	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	0.9%
2022	0.9%
2021	0.6%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,489,602	$3,167,632	115,750
Receivables: investments sold	1,418
Payables: investments purchased	-
Net assets	$3,491,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,491,020	1,168,167	$2.99
Band 100	-	-	3.10
Band 75	-	-	3.21
Band 50	-	-	3.32
Band 25	-	-	3.44
Band 0	-	-	3.57
Total	$3,491,020	1,168,167

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,967
Mortality & expense charges			(48,681)
Net investment income (loss)			(2,714)

Gain (loss) on investments:
Net realized gain (loss)			133,425
Realized gain distributions			24,638
Net change in unrealized appreciation (depreciation)			276,588
Net gain (loss)			434,651

Increase (decrease) in net assets from operations			$431,937

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,714)	$(27,866)
Net realized gain (loss)		133,425	(232,004)
Realized gain distributions		24,638	157,271
Net change in unrealized appreciation (depreciation)		276,588	1,052,645

Increase (decrease) in net assets from operations		431,937	950,046

Contract owner transactions:
Proceeds from units sold		600,645	1,451,633
Cost of units redeemed		(1,547,571)	(4,882,422)
Account charges		(7,234)	(6,860)
Increase (decrease)		(954,160)	(3,437,649)
Net increase (decrease)		(522,223)	(2,487,603)
Net assets, beginning		4,013,243	6,500,846
Net assets, ending		$3,491,020	$4,013,243

Units sold		210,313	618,515
Units redeemed		(538,554)	(1,977,321)
Net increase (decrease)		(328,241)	(1,358,806)
Units outstanding, beginning		1,496,408	2,855,214
Units outstanding, ending		1,168,167	1,496,408

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,217,000
Cost of units redeemed/account charges			(65,690,629)
Net investment income (loss)			(469,294)
Net realized gain (loss)			5,621,045
Realized gain distributions			6,490,928
Net change in unrealized appreciation (depreciation)			321,970
Net assets			$3,491,020

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.99	1,168	$3,491	1.25%	11.4%	12/31/2024	$3.10	0	$0	1.00%	11.7%	12/31/2024	$3.21	0	$0	0.75%	12.0%
12/31/2023	2.68	1,496	4,013	1.25%	17.8%	12/31/2023	2.77	0	0	1.00%	18.1%	12/31/2023	2.86	0	0	0.75%	18.4%
12/31/2022	2.28	2,855	6,501	1.25%	-20.1%	12/31/2022	2.35	0	0	1.00%	-19.9%	12/31/2022	2.42	0	0	0.75%	-19.7%
12/31/2021	2.85	4,359	12,418	1.25%	14.6%	12/31/2021	2.93	0	0	1.00%	14.9%	12/31/2021	3.01	0	0	0.75%	15.2%
12/31/2020	2.49	5,038	12,522	1.25%	16.3%	12/31/2020	2.55	0	0	1.00%	16.6%	12/31/2020	2.62	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	12.3%	12/31/2024	$3.44	0	$0	0.25%	12.6%	12/31/2024	$3.57	0	$0	0.00%	12.8%
12/31/2023	2.96	0	0	0.50%	18.7%	12/31/2023	3.06	0	0	0.25%	19.0%	12/31/2023	3.16	0	0	0.00%	19.3%
12/31/2022	2.49	0	0	0.50%	-19.5%	12/31/2022	2.57	0	0	0.25%	-19.3%	12/31/2022	2.65	0	0	0.00%	-19.1%
12/31/2021	3.10	0	0	0.50%	15.5%	12/31/2021	3.19	0	0	0.25%	15.8%	12/31/2021	3.28	0	0	0.00%	16.1%
12/31/2020	2.68	0	0	0.50%	17.2%	12/31/2020	2.75	0	0	0.25%	17.5%	12/31/2020	2.82	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	0.9%
2022	0.8%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund R Class - 06-789

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,498,253	$4,943,035	184,765
Receivables: investments sold	7,752
Payables: investments purchased	-
Net assets	$5,506,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,506,005	1,909,166	$2.88
Band 100	-	-	2.99
Band 75	-	-	3.10
Band 50	-	-	3.21
Band 25	-	-	3.32
Band 0	-	-	3.44
Total	$5,506,005	1,909,166

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$60,708
Mortality & expense charges			(76,321)
Net investment income (loss)			(15,613)

Gain (loss) on investments:
Net realized gain (loss)			210,940
Realized gain distributions			39,453
Net change in unrealized appreciation (depreciation)			430,027
Net gain (loss)			680,420

Increase (decrease) in net assets from operations			$664,807

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,613)	$(9,158)
Net realized gain (loss)		210,940	(41,656)
Realized gain distributions		39,453	238,201
Net change in unrealized appreciation (depreciation)		430,027	736,737

Increase (decrease) in net assets from operations		664,807	924,124

Contract owner transactions:
Proceeds from units sold		792,869	830,327
Cost of units redeemed		(1,953,386)	(1,393,050)
Account charges		(6,896)	(6,173)
Increase (decrease)		(1,167,413)	(568,896)
Net increase (decrease)		(502,606)	355,228
Net assets, beginning		6,008,611	5,653,383
Net assets, ending		$5,506,005	$6,008,611

Units sold		285,807	357,594
Units redeemed		(692,894)	(601,566)
Net increase (decrease)		(407,087)	(243,972)
Units outstanding, beginning		2,316,253	2,560,225
Units outstanding, ending		1,909,166	2,316,253

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,716,863
Cost of units redeemed/account charges			(46,625,453)
Net investment income (loss)			(281,825)
Net realized gain (loss)			4,159,878
Realized gain distributions			4,981,324
Net change in unrealized appreciation (depreciation)			555,218
Net assets			$5,506,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	1,909	$5,506	1.25%	11.2%	12/31/2024	$2.99	0	$0	1.00%	11.5%	12/31/2024	$3.10	0	$0	0.75%	11.7%
12/31/2023	2.59	2,316	6,009	1.25%	17.5%	12/31/2023	2.68	0	0	1.00%	17.8%	12/31/2023	2.77	0	0	0.75%	18.1%
12/31/2022	2.21	2,560	5,653	1.25%	-20.3%	12/31/2022	2.28	0	0	1.00%	-20.1%	12/31/2022	2.35	0	0	0.75%	-19.9%
12/31/2021	2.77	3,510	9,723	1.25%	14.3%	12/31/2021	2.85	0	0	1.00%	14.6%	12/31/2021	2.93	0	0	0.75%	14.9%
12/31/2020	2.42	3,922	9,502	1.25%	16.1%	12/31/2020	2.49	0	0	1.00%	16.4%	12/31/2020	2.55	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.21	0	$0	0.50%	12.0%	12/31/2024	$3.32	0	$0	0.25%	12.3%	12/31/2024	$3.44	0	$0	0.00%	12.6%
12/31/2023	2.86	0	0	0.50%	18.4%	12/31/2023	2.96	0	0	0.25%	18.7%	12/31/2023	3.06	0	0	0.00%	19.0%
12/31/2022	2.42	0	0	0.50%	-19.7%	12/31/2022	2.49	0	0	0.25%	-19.5%	12/31/2022	2.57	0	0	0.00%	-19.3%
12/31/2021	3.01	0	0	0.50%	15.2%	12/31/2021	3.10	0	0	0.25%	15.5%	12/31/2021	3.18	0	0	0.00%	15.8%
12/31/2020	2.61	0	0	0.50%	17.0%	12/31/2020	2.68	0	0	0.25%	17.2%	12/31/2020	2.75	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.1%
2022	0.7%
2021	0.3%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund R Class - 06-792

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,224,986	$3,685,379	195,531
Receivables: investments sold	4,350
Payables: investments purchased	-
Net assets	$4,229,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,229,336	1,422,393	$2.97
Band 100	-	-	3.08
Band 75	-	-	3.19
Band 50	-	-	3.31
Band 25	-	-	3.43
Band 0	-	-	3.55
Total	$4,229,336	1,422,393

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$40,561
Mortality & expense charges			(63,705)
Net investment income (loss)			(23,144)

Gain (loss) on investments:
Net realized gain (loss)			352,094
Realized gain distributions			24,264
Net change in unrealized appreciation (depreciation)			248,362
Net gain (loss)			624,720

Increase (decrease) in net assets from operations			$601,576

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,144)	$(11,978)
Net realized gain (loss)		352,094	311
Realized gain distributions		24,264	160,774
Net change in unrealized appreciation (depreciation)		248,362	688,850

Increase (decrease) in net assets from operations		601,576	837,957

Contract owner transactions:
Proceeds from units sold		840,740	810,406
Cost of units redeemed		(2,579,217)	(863,310)
Account charges		(4,437)	(5,262)
Increase (decrease)		(1,742,914)	(58,166)
Net increase (decrease)		(1,141,338)	779,791
Net assets, beginning		5,370,674	4,590,883
Net assets, ending		$4,229,336	$5,370,674

Units sold		293,129	337,176
Units redeemed		(892,460)	(361,709)
Net increase (decrease)		(599,331)	(24,533)
Units outstanding, beginning		2,021,724	2,046,257
Units outstanding, ending		1,422,393	2,021,724

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,069,068
Cost of units redeemed/account charges			(32,965,158)
Net investment income (loss)			(338,708)
Net realized gain (loss)			2,749,817
Realized gain distributions			3,174,710
Net change in unrealized appreciation (depreciation)			539,607
Net assets			$4,229,336

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.97	1,422	$4,229	1.25%	11.9%	12/31/2024	$3.08	0	$0	1.00%	12.2%	12/31/2024	$3.19	0	$0	0.75%	12.5%
12/31/2023	2.66	2,022	5,371	1.25%	18.4%	12/31/2023	2.75	0	0	1.00%	18.7%	12/31/2023	2.84	0	0	0.75%	19.0%
12/31/2022	2.24	2,046	4,591	1.25%	-20.5%	12/31/2022	2.31	0	0	1.00%	-20.3%	12/31/2022	2.38	0	0	0.75%	-20.1%
12/31/2021	2.82	2,737	7,728	1.25%	15.2%	12/31/2021	2.90	0	0	1.00%	15.4%	12/31/2021	2.99	0	0	0.75%	15.7%
12/31/2020	2.45	2,939	7,206	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.31	0	$0	0.50%	12.8%	12/31/2024	$3.43	0	$0	0.25%	13.1%	12/31/2024	$3.55	0	$0	0.00%	13.3%
12/31/2023	2.93	0	0	0.50%	19.3%	12/31/2023	3.03	0	0	0.25%	19.6%	12/31/2023	3.13	0	0	0.00%	19.9%
12/31/2022	2.46	0	0	0.50%	-19.9%	12/31/2022	2.53	0	0	0.25%	-19.7%	12/31/2022	2.61	0	0	0.00%	-19.5%
12/31/2021	3.07	0	0	0.50%	16.0%	12/31/2021	3.16	0	0	0.25%	16.3%	12/31/2021	3.25	0	0	0.00%	16.6%
12/31/2020	2.65	0	0	0.50%	17.5%	12/31/2020	2.71	0	0	0.25%	17.8%	12/31/2020	2.78	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	0.5%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,339,394	$3,848,447	197,337
Receivables: investments sold	5,987
Payables: investments purchased	-
Net assets	$4,345,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,345,381	1,411,586	$3.08
Band 100	-	-	3.19
Band 75	-	-	3.30
Band 50	-	-	3.42
Band 25	-	-	3.55
Band 0	-	-	3.68
Total	$4,345,381	1,411,586

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$50,172
Mortality & expense charges			(57,680)
Net investment income (loss)			(7,508)

Gain (loss) on investments:
Net realized gain (loss)			160,577
Realized gain distributions			24,401
Net change in unrealized appreciation (depreciation)			351,977
Net gain (loss)			536,955

Increase (decrease) in net assets from operations			$529,447

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,508)	$(31,587)
Net realized gain (loss)		160,577	(135,268)
Realized gain distributions		24,401	133,980
Net change in unrealized appreciation (depreciation)		351,977	1,140,327

Increase (decrease) in net assets from operations		529,447	1,107,452

Contract owner transactions:
Proceeds from units sold		859,295	1,524,860
Cost of units redeemed		(1,604,451)	(4,972,201)
Account charges		(10,879)	(10,374)
Increase (decrease)		(756,035)	(3,457,715)
Net increase (decrease)		(226,588)	(2,350,263)
Net assets, beginning		4,571,969	6,922,232
Net assets, ending		$4,345,381	$4,571,969

Units sold		294,681	658,159
Units redeemed		(549,418)	(1,986,004)
Net increase (decrease)		(254,737)	(1,327,845)
Units outstanding, beginning		1,666,323	2,994,168
Units outstanding, ending		1,411,586	1,666,323

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,486,566
Cost of units redeemed/account charges			(52,390,929)
Net investment income (loss)			(403,493)
Net realized gain (loss)			4,448,775
Realized gain distributions			4,713,515
Net change in unrealized appreciation (depreciation)			490,947
Net assets			$4,345,381

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.08	1,412	$4,345	1.25%	12.2%	12/31/2024	$3.19	0	$0	1.00%	12.5%	12/31/2024	$3.30	0	$0	0.75%	12.8%
12/31/2023	2.74	1,666	4,572	1.25%	18.7%	12/31/2023	2.84	0	0	1.00%	19.0%	12/31/2023	2.93	0	0	0.75%	19.3%
12/31/2022	2.31	2,994	6,922	1.25%	-20.3%	12/31/2022	2.38	0	0	1.00%	-20.1%	12/31/2022	2.46	0	0	0.75%	-19.9%
12/31/2021	2.90	3,935	11,419	1.25%	15.5%	12/31/2021	2.98	0	0	1.00%	15.8%	12/31/2021	3.07	0	0	0.75%	16.1%
12/31/2020	2.51	4,479	11,254	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.42	0	$0	0.50%	13.0%	12/31/2024	$3.55	0	$0	0.25%	13.3%	12/31/2024	$3.68	0	$0	0.00%	13.6%
12/31/2023	3.03	0	0	0.50%	19.6%	12/31/2023	3.13	0	0	0.25%	19.9%	12/31/2023	3.23	0	0	0.00%	20.2%
12/31/2022	2.53	0	0	0.50%	-19.7%	12/31/2022	2.61	0	0	0.25%	-19.5%	12/31/2022	2.69	0	0	0.00%	-19.3%
12/31/2021	3.16	0	0	0.50%	16.4%	12/31/2021	3.24	0	0	0.25%	16.6%	12/31/2021	3.34	0	0	0.00%	16.9%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.9%
2022	0.7%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund R Class - 06-794

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,654,071	$3,210,103	198,809
Receivables: investments sold	4,024
Payables: investments purchased	-
Net assets	$3,658,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,658,095	1,224,445	$2.99
Band 100	-	-	3.10
Band 75	-	-	3.21
Band 50	-	-	3.32
Band 25	-	-	3.44
Band 0	-	-	3.57
Total	$3,658,095	1,224,445

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,522
Mortality & expense charges			(49,206)
Net investment income (loss)			(16,684)

Gain (loss) on investments:
Net realized gain (loss)			167,158
Realized gain distributions			20,289
Net change in unrealized appreciation (depreciation)			280,919
Net gain (loss)			468,366

Increase (decrease) in net assets from operations			$451,682

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,684)	$(10,961)
Net realized gain (loss)		167,158	(16,089)
Realized gain distributions		20,289	118,600
Net change in unrealized appreciation (depreciation)		280,919	521,142

Increase (decrease) in net assets from operations		451,682	612,692

Contract owner transactions:
Proceeds from units sold		739,682	636,012
Cost of units redeemed		(1,384,980)	(785,096)
Account charges		(7,856)	(7,427)
Increase (decrease)		(653,154)	(156,511)
Net increase (decrease)		(201,472)	456,181
Net assets, beginning		3,859,567	3,403,386
Net assets, ending		$3,658,095	$3,859,567

Units sold		256,576	263,152
Units redeemed		(481,790)	(329,893)
Net increase (decrease)		(225,214)	(66,741)
Units outstanding, beginning		1,449,659	1,516,400
Units outstanding, ending		1,224,445	1,449,659

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,337,483
Cost of units redeemed/account charges			(28,669,269)
Net investment income (loss)			(283,154)
Net realized gain (loss)			2,336,334
Realized gain distributions			2,492,733
Net change in unrealized appreciation (depreciation)			443,968
Net assets			$3,658,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.99	1,224	$3,658	1.25%	12.2%	12/31/2024	$3.10	0	$0	1.00%	12.5%	12/31/2024	$3.21	0	$0	0.75%	12.8%
12/31/2023	2.66	1,450	3,860	1.25%	18.6%	12/31/2023	2.75	0	0	1.00%	18.9%	12/31/2023	2.84	0	0	0.75%	19.2%
12/31/2022	2.24	1,516	3,403	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.39	0	0	0.75%	-20.2%
12/31/2021	2.83	2,385	6,737	1.25%	15.4%	12/31/2021	2.91	0	0	1.00%	15.7%	12/31/2021	2.99	0	0	0.75%	15.9%
12/31/2020	2.45	2,448	5,995	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	13.1%	12/31/2024	$3.44	0	$0	0.25%	13.3%	12/31/2024	$3.57	0	$0	0.00%	13.6%
12/31/2023	2.94	0	0	0.50%	19.5%	12/31/2023	3.04	0	0	0.25%	19.8%	12/31/2023	3.14	0	0	0.00%	20.1%
12/31/2022	2.46	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.25	0	0	0.00%	16.8%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.9%
2022	0.4%
2021	0.2%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,828,743	$3,369,352	205,415
Receivables: investments sold	4,308
Payables: investments purchased	-
Net assets	$3,833,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,833,051	1,238,627	$3.09
Band 100	-	-	3.21
Band 75	-	-	3.32
Band 50	-	-	3.44
Band 25	-	-	3.57
Band 0	-	-	3.69
Total	$3,833,051	1,238,627

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42,865
Mortality & expense charges			(51,705)
Net investment income (loss)			(8,840)

Gain (loss) on investments:
Net realized gain (loss)			168,868
Realized gain distributions			21,087
Net change in unrealized appreciation (depreciation)			303,685
Net gain (loss)			493,640

Increase (decrease) in net assets from operations			$484,800

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,840)	$(28,816)
Net realized gain (loss)		168,868	(76,510)
Realized gain distributions		21,087	126,871
Net change in unrealized appreciation (depreciation)		303,685	971,014

Increase (decrease) in net assets from operations		484,800	992,559

Contract owner transactions:
Proceeds from units sold		714,556	1,430,995
Cost of units redeemed		(1,536,627)	(4,481,253)
Account charges		(11,724)	(10,408)
Increase (decrease)		(833,795)	(3,060,666)
Net increase (decrease)		(348,995)	(2,068,107)
Net assets, beginning		4,182,046	6,250,153
Net assets, ending		$3,833,051	$4,182,046

Units sold		270,282	638,380
Units redeemed		(551,546)	(1,821,469)
Net increase (decrease)		(281,264)	(1,183,089)
Units outstanding, beginning		1,519,891	2,702,980
Units outstanding, ending		1,238,627	1,519,891

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,130,302
Cost of units redeemed/account charges			(40,726,658)
Net investment income (loss)			(338,813)
Net realized gain (loss)			3,728,770
Realized gain distributions			3,580,059
Net change in unrealized appreciation (depreciation)			459,391
Net assets			$3,833,051

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	1,239	$3,833	1.25%	12.5%	12/31/2024	$3.21	0	$0	1.00%	12.8%	12/31/2024	$3.32	0	$0	0.75%	13.0%
12/31/2023	2.75	1,520	4,182	1.25%	19.0%	12/31/2023	2.84	0	0	1.00%	19.3%	12/31/2023	2.94	0	0	0.75%	19.6%
12/31/2022	2.31	2,703	6,250	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.2%	12/31/2022	2.46	0	0	0.75%	-20.0%
12/31/2021	2.90	3,326	9,659	1.25%	15.6%	12/31/2021	2.99	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	3,735	9,384	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	13.3%	12/31/2024	$3.57	0	$0	0.25%	13.6%	12/31/2024	$3.69	0	$0	0.00%	13.9%
12/31/2023	3.04	0	0	0.50%	19.9%	12/31/2023	3.14	0	0	0.25%	20.2%	12/31/2023	3.24	0	0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.8%	12/31/2022	2.61	0	0	0.25%	-19.6%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.16	0	0	0.50%	16.5%	12/31/2021	3.25	0	0	0.25%	16.8%	12/31/2021	3.34	0	0	0.00%	17.1%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.9%
2022	0.7%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund R Class - 06-797

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,364,482	$2,036,835	121,556
Receivables: investments sold	1,016
Payables: investments purchased	-
Net assets	$2,365,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,365,498	792,656	$2.98
Band 100	-	-	3.09
Band 75	-	-	3.20
Band 50	-	-	3.32
Band 25	-	-	3.44
Band 0	-	-	3.56
Total	$2,365,498	792,656

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$20,197
Mortality & expense charges			(31,348)
Net investment income (loss)			(11,151)

Gain (loss) on investments:
Net realized gain (loss)			113,971
Realized gain distributions			11,101
Net change in unrealized appreciation (depreciation)			178,656
Net gain (loss)			303,728

Increase (decrease) in net assets from operations			$292,577

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,151)	$(5,456)
Net realized gain (loss)		113,971	(4,422)
Realized gain distributions		11,101	62,159
Net change in unrealized appreciation (depreciation)		178,656	322,166

Increase (decrease) in net assets from operations		292,577	374,447

Contract owner transactions:
Proceeds from units sold		423,319	539,639
Cost of units redeemed		(838,806)	(366,513)
Account charges		(3,992)	(3,770)
Increase (decrease)		(419,479)	169,356
Net increase (decrease)		(126,902)	543,803
Net assets, beginning		2,492,400	1,948,597
Net assets, ending		$2,365,498	$2,492,400

Units sold		146,537	223,228
Units redeemed		(291,889)	(155,340)
Net increase (decrease)		(145,352)	67,888
Units outstanding, beginning		938,008	870,120
Units outstanding, ending		792,656	938,008

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,837,600
Cost of units redeemed/account charges			(14,764,998)
Net investment income (loss)			(125,319)
Net realized gain (loss)			1,046,652
Realized gain distributions			1,043,916
Net change in unrealized appreciation (depreciation)			327,647
Net assets			$2,365,498

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.98	793	$2,365	1.25%	12.3%	12/31/2024	$3.09	0	$0	1.00%	12.6%	12/31/2024	$3.20	0	$0	0.75%	12.9%
12/31/2023	2.66	938	2,492	1.25%	18.7%	12/31/2023	2.75	0	0	1.00%	18.9%	12/31/2023	2.84	0	0	0.75%	19.2%
12/31/2022	2.24	870	1,949	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.38	0	0	0.75%	-20.2%
12/31/2021	2.82	1,090	3,077	1.25%	15.3%	12/31/2021	2.90	0	0	1.00%	15.6%	12/31/2021	2.98	0	0	0.75%	15.9%
12/31/2020	2.45	1,225	2,998	1.25%	16.5%	12/31/2020	2.51	0	0	1.00%	16.8%	12/31/2020	2.58	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.32	0	$0	0.50%	13.2%	12/31/2024	$3.44	0	$0	0.25%	13.4%	12/31/2024	$3.56	0	$0	0.00%	13.7%
12/31/2023	2.93	0	0	0.50%	19.5%	12/31/2023	3.03	0	0	0.25%	19.8%	12/31/2023	3.13	0	0	0.00%	20.1%
12/31/2022	2.45	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.24	0	0	0.00%	16.7%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	0.5%
2021	0.2%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,419,952	$2,121,305	123,306
Receivables: investments sold	4,258
Payables: investments purchased	-
Net assets	$2,424,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,424,210	784,417	$3.09
Band 100	-	-	3.20
Band 75	-	-	3.32
Band 50	-	-	3.44
Band 25	-	-	3.56
Band 0	-	-	3.69
Total	$2,424,210	784,417

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,810
Mortality & expense charges			(31,594)
Net investment income (loss)			(5,784)

Gain (loss) on investments:
Net realized gain (loss)			103,560
Realized gain distributions			11,227
Net change in unrealized appreciation (depreciation)			185,903
Net gain (loss)			300,690

Increase (decrease) in net assets from operations			$294,906

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,784)	$(12,173)
Net realized gain (loss)		103,560	(22,504)
Realized gain distributions		11,227	56,340
Net change in unrealized appreciation (depreciation)		185,903	476,338

Increase (decrease) in net assets from operations		294,906	498,001

Contract owner transactions:
Proceeds from units sold		602,938	958,783
Cost of units redeemed		(756,805)	(2,159,130)
Account charges		(10,336)	(8,143)
Increase (decrease)		(164,203)	(1,208,490)
Net increase (decrease)		130,703	(710,489)
Net assets, beginning		2,293,507	3,003,996
Net assets, ending		$2,424,210	$2,293,507

Units sold		204,510	395,017
Units redeemed		(255,247)	(861,398)
Net increase (decrease)		(50,737)	(466,381)
Units outstanding, beginning		835,154	1,301,535
Units outstanding, ending		784,417	835,154

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,971,885
Cost of units redeemed/account charges			(23,181,042)
Net investment income (loss)			(164,481)
Net realized gain (loss)			1,989,716
Realized gain distributions			1,509,485
Net change in unrealized appreciation (depreciation)			298,647
Net assets			$2,424,210

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	784	$2,424	1.25%	12.5%	12/31/2024	$3.20	0	$0	1.00%	12.8%	12/31/2024	$3.32	0	$0	0.75%	13.1%
12/31/2023	2.75	835	2,294	1.25%	19.0%	12/31/2023	2.84	0	0	1.00%	19.3%	12/31/2023	2.93	0	0	0.75%	19.6%
12/31/2022	2.31	1,302	3,004	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.3%	12/31/2022	2.45	0	0	0.75%	-20.1%
12/31/2021	2.90	1,732	5,024	1.25%	15.6%	12/31/2021	2.98	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	1,913	4,803	1.25%	16.8%	12/31/2020	2.57	0	0	1.00%	17.1%	12/31/2020	2.64	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	13.4%	12/31/2024	$3.56	0	$0	0.25%	13.7%	12/31/2024	$3.69	0	$0	0.00%	14.0%
12/31/2023	3.03	0	0	0.50%	19.9%	12/31/2023	3.13	0	0	0.25%	20.2%	12/31/2023	3.24	0	0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.9%	12/31/2022	2.61	0	0	0.25%	-19.7%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.15	0	0	0.50%	16.5%	12/31/2021	3.24	0	0	0.25%	16.7%	12/31/2021	3.34	0	0	0.00%	17.0%
12/31/2020	2.71	0	0	0.50%	17.6%	12/31/2020	2.78	0	0	0.25%	17.9%	12/31/2020	2.85	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	0.9%
2022	0.6%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,407	$103,497	8,037
Receivables: investments sold	168
Payables: investments purchased	-
Net assets	$106,575

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,575	61,938	$1.72
Band 100	-	-	1.78
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.98
Band 0	-	-	2.05
Total	$106,575	61,938

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,238
Mortality & expense charges			(1,478)
Net investment income (loss)			1,760

Gain (loss) on investments:
Net realized gain (loss)			2,541
Realized gain distributions			783
Net change in unrealized appreciation (depreciation)			2,823
Net gain (loss)			6,147

Increase (decrease) in net assets from operations			$7,907

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,760	$2,439
Net realized gain (loss)		2,541	(45,072)
Realized gain distributions		783	1,907
Net change in unrealized appreciation (depreciation)		2,823	62,692

Increase (decrease) in net assets from operations		7,907	21,966

Contract owner transactions:
Proceeds from units sold		35,211	101,391
Cost of units redeemed		(101,296)	(237,342)
Account charges		(34)	(257)
Increase (decrease)		(66,119)	(136,208)
Net increase (decrease)		(58,212)	(114,242)
Net assets, beginning		164,787	279,029
Net assets, ending		$106,575	$164,787

Units sold		21,202	71,352
Units redeemed		(61,079)	(158,776)
Net increase (decrease)		(39,877)	(87,424)
Units outstanding, beginning		101,815	189,239
Units outstanding, ending		61,938	101,815

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,010,030
Cost of units redeemed/account charges			(7,428,505)
Net investment income (loss)			21,915
Net realized gain (loss)			130,298
Realized gain distributions			369,927
Net change in unrealized appreciation (depreciation)			2,910
Net assets			$106,575

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.72	62	$107	1.25%	6.3%	12/31/2024	$1.78	0	$0	1.00%	6.6%	12/31/2024	$1.85	0	$0	0.75%	6.8%
12/31/2023	1.62	102	165	1.25%	9.8%	12/31/2023	1.67	0	0	1.00%	10.0%	12/31/2023	1.73	0	0	0.75%	10.3%
12/31/2022	1.47	189	279	1.25%	-14.4%	12/31/2022	1.52	0	0	1.00%	-14.2%	12/31/2022	1.57	0	0	0.75%	-14.0%
12/31/2021	1.72	235	405	1.25%	6.8%	12/31/2021	1.77	0	0	1.00%	7.0%	12/31/2021	1.82	0	0	0.75%	7.3%
12/31/2020	1.61	376	606	1.25%	9.8%	12/31/2020	1.65	0	0	1.00%	10.0%	12/31/2020	1.70	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	0	$0	0.50%	7.1%	12/31/2024	$1.98	0	$0	0.25%	7.4%	12/31/2024	$2.05	0	$0	0.00%	7.7%
12/31/2023	1.79	0	0	0.50%	10.6%	12/31/2023	1.85	0	0	0.25%	10.9%	12/31/2023	1.91	0	0	0.00%	11.1%
12/31/2022	1.62	0	0	0.50%	-13.7%	12/31/2022	1.67	0	0	0.25%	-13.5%	12/31/2022	1.72	0	0	0.00%	-13.3%
12/31/2021	1.87	0	0	0.50%	7.6%	12/31/2021	1.93	0	0	0.25%	7.8%	12/31/2021	1.98	0	0	0.00%	8.1%
12/31/2020	1.74	0	0	0.50%	10.6%	12/31/2020	1.79	0	0	0.25%	10.9%	12/31/2020	1.83	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.5%
2022	2.7%
2021	1.7%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund R Class - 06-799

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$933,552	$1,010,842	70,584
Receivables: investments sold	980
Payables: investments purchased	-
Net assets	$934,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$934,532	563,012	$1.66
Band 100	-	-	1.72
Band 75	-	-	1.78
Band 50	-	-	1.85
Band 25	-	-	1.91
Band 0	-	-	1.98
Total	$934,532	563,012

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,360
Mortality & expense charges			(12,492)
Net investment income (loss)			12,868

Gain (loss) on investments:
Net realized gain (loss)			(41,426)
Realized gain distributions			6,905
Net change in unrealized appreciation (depreciation)			80,889
Net gain (loss)			46,368

Increase (decrease) in net assets from operations			$59,236

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,868	$14,449
Net realized gain (loss)		(41,426)	(24,226)
Realized gain distributions		6,905	13,872
Net change in unrealized appreciation (depreciation)		80,889	100,818

Increase (decrease) in net assets from operations		59,236	104,913

Contract owner transactions:
Proceeds from units sold		61,246	103,675
Cost of units redeemed		(375,321)	(119,239)
Account charges		(2,551)	(2,490)
Increase (decrease)		(316,626)	(18,054)
Net increase (decrease)		(257,390)	86,859
Net assets, beginning		1,191,922	1,105,063
Net assets, ending		$934,532	$1,191,922

Units sold		37,632	70,381
Units redeemed		(235,561)	(81,965)
Net increase (decrease)		(197,929)	(11,584)
Units outstanding, beginning		760,941	772,525
Units outstanding, ending		563,012	760,941

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,718,775
Cost of units redeemed/account charges			(8,462,350)
Net investment income (loss)			29,469
Net realized gain (loss)			113,698
Realized gain distributions			612,230
Net change in unrealized appreciation (depreciation)			(77,290)
Net assets			$934,532

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	563	$935	1.25%	6.0%	12/31/2024	$1.72	0	$0	1.00%	6.2%	12/31/2024	$1.78	0	$0	0.75%	6.5%
12/31/2023	1.57	761	1,192	1.25%	9.5%	12/31/2023	1.62	0	0	1.00%	9.8%	12/31/2023	1.67	0	0	0.75%	10.0%
12/31/2022	1.43	773	1,105	1.25%	-14.6%	12/31/2022	1.47	0	0	1.00%	-14.4%	12/31/2022	1.52	0	0	0.75%	-14.2%
12/31/2021	1.68	822	1,376	1.25%	6.5%	12/31/2021	1.72	0	0	1.00%	6.8%	12/31/2021	1.77	0	0	0.75%	7.1%
12/31/2020	1.57	867	1,364	1.25%	9.5%	12/31/2020	1.61	0	0	1.00%	9.8%	12/31/2020	1.65	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	0	$0	0.50%	6.8%	12/31/2024	$1.91	0	$0	0.25%	7.0%	12/31/2024	$1.98	0	$0	0.00%	7.3%
12/31/2023	1.73	0	0	0.50%	10.3%	12/31/2023	1.79	0	0	0.25%	10.6%	12/31/2023	1.85	0	0	0.00%	10.9%
12/31/2022	1.57	0	0	0.50%	-14.0%	12/31/2022	1.62	0	0	0.25%	-13.7%	12/31/2022	1.67	0	0	0.00%	-13.5%
12/31/2021	1.82	0	0	0.50%	7.3%	12/31/2021	1.87	0	0	0.25%	7.6%	12/31/2021	1.93	0	0	0.00%	7.9%
12/31/2020	1.70	0	0	0.50%	10.3%	12/31/2020	1.74	0	0	0.25%	10.6%	12/31/2020	1.79	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.5%
2022	2.3%
2021	1.5%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,042,230	$929,857	63,745
Receivables: investments sold	5,105
Payables: investments purchased	-
Net assets	$1,047,335

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,047,335	501,192	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.18
Band 50	-	-	2.23
Band 25	-	-	2.28
Band 0	-	-	2.33
Total	$1,047,335	501,192

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,855
Mortality & expense charges			(16,672)
Net investment income (loss)			(4,817)

Gain (loss) on investments:
Net realized gain (loss)			121,149
Realized gain distributions			4,061
Net change in unrealized appreciation (depreciation)			47,291
Net gain (loss)			172,501

Increase (decrease) in net assets from operations			$167,684

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,817)	$(5,091)
Net realized gain (loss)		121,149	(29,907)
Realized gain distributions		4,061	23,258
Net change in unrealized appreciation (depreciation)		47,291	253,080

Increase (decrease) in net assets from operations		167,684	241,340

Contract owner transactions:
Proceeds from units sold		420,584	652,318
Cost of units redeemed		(737,484)	(1,003,052)
Account charges		(10,912)	(7,672)
Increase (decrease)		(327,812)	(358,406)
Net increase (decrease)		(160,128)	(117,066)
Net assets, beginning		1,207,463	1,324,529
Net assets, ending		$1,047,335	$1,207,463

Units sold		211,479	402,905
Units redeemed		(360,601)	(601,160)
Net increase (decrease)		(149,122)	(198,255)
Units outstanding, beginning		650,314	848,569
Units outstanding, ending		501,192	650,314

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,713,466
Cost of units redeemed/account charges			(7,489,526)
Net investment income (loss)			(51,073)
Net realized gain (loss)			478,892
Realized gain distributions			283,203
Net change in unrealized appreciation (depreciation)			112,373
Net assets			$1,047,335

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	501	$1,047	1.25%	12.5%	12/31/2024	$2.14	0	$0	1.00%	12.8%	12/31/2024	$2.18	0	$0	0.75%	13.1%
12/31/2023	1.86	650	1,207	1.25%	19.0%	12/31/2023	1.89	0	0	1.00%	19.3%	12/31/2023	1.93	0	0	0.75%	19.5%
12/31/2022	1.56	849	1,325	1.25%	-20.4%	12/31/2022	1.59	0	0	1.00%	-20.2%	12/31/2022	1.61	0	0	0.75%	-20.0%
12/31/2021	1.96	1,336	2,620	1.25%	15.6%	12/31/2021	1.99	0	0	1.00%	15.9%	12/31/2021	2.02	0	0	0.75%	16.2%
12/31/2020	1.70	918	1,557	1.25%	16.8%	12/31/2020	1.72	0	0	1.00%	17.1%	12/31/2020	1.74	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.23	0	$0	0.50%	13.4%	12/31/2024	$2.28	0	$0	0.25%	13.7%	12/31/2024	$2.33	0	$0	0.00%	14.0%
12/31/2023	1.97	0	0	0.50%	19.8%	12/31/2023	2.00	0	0	0.25%	20.1%	12/31/2023	2.04	0	0	0.00%	20.4%
12/31/2022	1.64	0	0	0.50%	-19.8%	12/31/2022	1.67	0	0	0.25%	-19.6%	12/31/2022	1.70	0	0	0.00%	-19.4%
12/31/2021	2.05	0	0	0.50%	16.5%	12/31/2021	2.08	0	0	0.25%	16.8%	12/31/2021	2.10	0	0	0.00%	17.1%
12/31/2020	1.76	0	0	0.50%	17.7%	12/31/2020	1.78	0	0	0.25%	18.0%	12/31/2020	1.80	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	1.0%
2022	0.6%
2021	0.5%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund R Class - 06-CMR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,280,910	$1,141,750	78,814
Receivables: investments sold	1,402
Payables: investments purchased	-
Net assets	$1,282,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,282,312	627,264	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$1,282,312	627,264

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,861
Mortality & expense charges			(17,619)
Net investment income (loss)			(5,758)

Gain (loss) on investments:
Net realized gain (loss)			82,673
Realized gain distributions			5,040
Net change in unrealized appreciation (depreciation)			81,636
Net gain (loss)			169,349

Increase (decrease) in net assets from operations			$163,591

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,758)	$(2,698)
Net realized gain (loss)		82,673	(5,291)
Realized gain distributions		5,040	26,708
Net change in unrealized appreciation (depreciation)		81,636	191,215

Increase (decrease) in net assets from operations		163,591	209,934

Contract owner transactions:
Proceeds from units sold		393,854	409,545
Cost of units redeemed		(646,068)	(261,130)
Account charges		(2,652)	(2,550)
Increase (decrease)		(254,866)	145,865
Net increase (decrease)		(91,275)	355,799
Net assets, beginning		1,373,587	1,017,788
Net assets, ending		$1,282,312	$1,373,587

Units sold		198,348	247,268
Units redeemed		(325,074)	(156,596)
Net increase (decrease)		(126,726)	90,672
Units outstanding, beginning		753,990	663,318
Units outstanding, ending		627,264	753,990

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,541,645
Cost of units redeemed/account charges			(2,753,827)
Net investment income (loss)			(31,571)
Net realized gain (loss)			215,340
Realized gain distributions			171,565
Net change in unrealized appreciation (depreciation)			139,160
Net assets			$1,282,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	627	$1,282	1.25%	12.2%	12/31/2024	$2.09	0	$0	1.00%	12.5%	12/31/2024	$2.13	0	$0	0.75%	12.8%
12/31/2023	1.82	754	1,374	1.25%	18.7%	12/31/2023	1.86	0	0	1.00%	19.0%	12/31/2023	1.89	0	0	0.75%	19.3%
12/31/2022	1.53	663	1,018	1.25%	-20.7%	12/31/2022	1.56	0	0	1.00%	-20.5%	12/31/2022	1.59	0	0	0.75%	-20.3%
12/31/2021	1.93	704	1,361	1.25%	15.3%	12/31/2021	1.96	0	0	1.00%	15.6%	12/31/2021	1.99	0	0	0.75%	15.9%
12/31/2020	1.68	652	1,094	1.25%	16.5%	12/31/2020	1.70	0	0	1.00%	16.8%	12/31/2020	1.72	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	13.1%	12/31/2024	$2.23	0	$0	0.25%	13.3%	12/31/2024	$2.28	0	$0	0.00%	13.6%
12/31/2023	1.93	0	0	0.50%	19.6%	12/31/2023	1.97	0	0	0.25%	19.9%	12/31/2023	2.00	0	0	0.00%	20.2%
12/31/2022	1.61	0	0	0.50%	-20.1%	12/31/2022	1.64	0	0	0.25%	-19.9%	12/31/2022	1.67	0	0	0.00%	-19.7%
12/31/2021	2.02	0	0	0.50%	16.2%	12/31/2021	2.05	0	0	0.25%	16.5%	12/31/2021	2.08	0	0	0.00%	16.8%
12/31/2020	1.74	0	0	0.50%	17.3%	12/31/2020	1.76	0	0	0.25%	17.6%	12/31/2020	1.78	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.0%
2022	0.6%
2021	0.3%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.75
Band 100	-	-	0.77
Band 75	-	-	0.78
Band 50	-	-	0.80
Band 25	-	-	0.82
Band 0	-	-	0.83
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.75	0	$0	1.25%	-7.8%	12/31/2024	$0.77	0	$0	1.00%	-7.6%	12/31/2024	$0.78	0	$0	0.75%	-7.3%
12/31/2023	0.81	0	0	1.25%	1.1%	12/31/2023	0.83	0	0	1.00%	1.4%	12/31/2023	0.84	0	0	0.75%	1.6%
12/31/2022	0.80	0	0	1.25%	-30.9%	12/31/2022	0.82	0	0	1.00%	-30.7%	12/31/2022	0.83	0	0	0.75%	-30.5%
12/31/2021	1.16	0	0	1.25%	-6.4%	12/31/2021	1.18	0	0	1.00%	-6.2%	12/31/2021	1.20	0	0	0.75%	-6.0%
12/31/2020	1.24	0	0	1.25%	16.8%	12/31/2020	1.26	0	0	1.00%	17.1%	12/31/2020	1.27	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.80	0	$0	0.50%	-7.1%	12/31/2024	$0.82	0	$0	0.25%	-6.9%	12/31/2024	$0.83	0	$0	0.00%	-6.6%
12/31/2023	0.86	0	0	0.50%	1.9%	12/31/2023	0.88	0	0	0.25%	2.1%	12/31/2023	0.89	0	0	0.00%	2.4%
12/31/2022	0.84	0	0	0.50%	-30.4%	12/31/2022	0.86	0	0	0.25%	-30.2%	12/31/2022	0.87	0	0	0.00%	-30.0%
12/31/2021	1.21	0	0	0.50%	-5.7%	12/31/2021	1.23	0	0	0.25%	-5.5%	12/31/2021	1.25	0	0	0.00%	-5.2%
12/31/2020	1.29	0	0	0.50%	17.7%	12/31/2020	1.30	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,278,533	$33,697,633	219,344
Receivables: investments sold	-
Payables: investments purchased	(175,587)
Net assets	$41,102,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,102,946	12,758,954	$3.22
Band 100	-	-	3.29
Band 75	-	-	3.35
Band 50	-	-	3.42
Band 25	-	-	3.49
Band 0	-	-	3.56
Total	$41,102,946	12,758,954

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(483,792)
Net investment income (loss)			(483,792)

Gain (loss) on investments:
Net realized gain (loss)			1,433,496
Realized gain distributions			3,507,000
Net change in unrealized appreciation (depreciation)			6,710,802
Net gain (loss)			11,651,298

Increase (decrease) in net assets from operations			$11,167,506

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(483,792)	$(349,528)
Net realized gain (loss)		1,433,496	(3,692,703)
Realized gain distributions		3,507,000	853,289
Net change in unrealized appreciation (depreciation)		6,710,802	14,759,715

Increase (decrease) in net assets from operations		11,167,506	11,570,773

Contract owner transactions:
Proceeds from units sold		13,084,671	5,217,315
Cost of units redeemed		(8,166,720)	(22,888,213)
Account charges		(52,711)	(24,814)
Increase (decrease)		4,865,240	(17,695,712)
Net increase (decrease)		16,032,746	(6,124,939)
Net assets, beginning		25,070,200	31,195,139
Net assets, ending		$41,102,946	$25,070,200

Units sold		5,217,621	2,663,698
Units redeemed		(2,894,153)	(11,407,399)
Net increase (decrease)		2,323,468	(8,743,701)
Units outstanding, beginning		10,435,486	19,179,187
Units outstanding, ending		12,758,954	10,435,486

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$154,800,648
Cost of units redeemed/account charges			(131,602,619)
Net investment income (loss)			(3,728,158)
Net realized gain (loss)			(2,589,956)
Realized gain distributions			16,642,131
Net change in unrealized appreciation (depreciation)			7,580,900
Net assets			$41,102,946

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.22	12,759	$41,103	1.25%	34.1%	12/31/2024	$3.29	0	$0	1.00%	34.4%	12/31/2024	$3.35	0	$0	0.75%	34.8%
12/31/2023	2.40	10,435	25,070	1.25%	47.7%	12/31/2023	2.45	0	0	1.00%	48.1%	12/31/2023	2.49	0	0	0.75%	48.4%
12/31/2022	1.63	19,179	31,195	1.25%	-39.3%	12/31/2022	1.65	0	0	1.00%	-39.1%	12/31/2022	1.68	0	0	0.75%	-39.0%
12/31/2021	2.68	40,863	109,452	1.25%	16.4%	12/31/2021	2.71	0	0	1.00%	16.7%	12/31/2021	2.75	0	0	0.75%	17.0%
12/31/2020	2.30	27,093	62,355	1.25%	33.2%	12/31/2020	2.32	0	0	1.00%	33.6%	12/31/2020	2.35	0	0	0.75%	33.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.42	0	$0	0.50%	35.1%	12/31/2024	$3.49	0	$0	0.25%	35.4%	12/31/2024	$3.56	0	$0	0.00%	35.8%
12/31/2023	2.53	0	0	0.50%	48.8%	12/31/2023	2.58	0	0	0.25%	49.2%	12/31/2023	2.62	0	0	0.00%	49.6%
12/31/2022	1.70	0	0	0.50%	-38.8%	12/31/2022	1.73	0	0	0.25%	-38.7%	12/31/2022	1.75	0	0	0.00%	-38.5%
12/31/2021	2.78	0	0	0.50%	17.3%	12/31/2021	2.82	0	0	0.25%	17.6%	12/31/2021	2.85	0	0	0.00%	17.8%
12/31/2020	2.37	0	0	0.50%	34.2%	12/31/2020	2.40	0	0	0.25%	34.6%	12/31/2020	2.42	0	0	0.00%	34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund I Class - 06-FFP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,713,280	$2,790,643	78,463
Receivables: investments sold	1,541
Payables: investments purchased	-
Net assets	$2,714,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,714,821	1,489,367	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$2,714,821	1,489,367

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$51,717
Mortality & expense charges			(29,011)
Net investment income (loss)			22,706

Gain (loss) on investments:
Net realized gain (loss)			92,423
Realized gain distributions			171,167
Net change in unrealized appreciation (depreciation)			(47,435)
Net gain (loss)			216,155

Increase (decrease) in net assets from operations			$238,861

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,706	$17,467
Net realized gain (loss)		92,423	(29,200)
Realized gain distributions		171,167	75,878
Net change in unrealized appreciation (depreciation)		(47,435)	79,724

Increase (decrease) in net assets from operations		238,861	143,869

Contract owner transactions:
Proceeds from units sold		2,758,103	314,811
Cost of units redeemed		(2,225,055)	(463,419)
Account charges		(1,201)	(802)
Increase (decrease)		531,847	(149,410)
Net increase (decrease)		770,708	(5,541)
Net assets, beginning		1,944,113	1,949,654
Net assets, ending		$2,714,821	$1,944,113

Units sold		1,585,589	203,309
Units redeemed		(1,275,819)	(305,874)
Net increase (decrease)		309,770	(102,565)
Units outstanding, beginning		1,179,597	1,282,162
Units outstanding, ending		1,489,367	1,179,597

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,916,793
Cost of units redeemed/account charges			(3,753,655)
Net investment income (loss)			73,633
Net realized gain (loss)			96,972
Realized gain distributions			458,441
Net change in unrealized appreciation (depreciation)			(77,363)
Net assets			$2,714,821

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	1,489	$2,715	1.25%	10.6%	12/31/2024	$1.86	0	$0	1.00%	10.9%	12/31/2024	$1.90	0	$0	0.75%	11.2%
12/31/2023	1.65	1,180	1,944	1.25%	8.4%	12/31/2023	1.68	0	0	1.00%	8.7%	12/31/2023	1.71	0	0	0.75%	8.9%
12/31/2022	1.52	1,282	1,950	1.25%	-4.3%	12/31/2022	1.54	0	0	1.00%	-4.1%	12/31/2022	1.57	0	0	0.75%	-3.8%
12/31/2021	1.59	1,159	1,842	1.25%	24.2%	12/31/2021	1.61	0	0	1.00%	24.5%	12/31/2021	1.63	0	0	0.75%	24.8%
12/31/2020	1.28	135	173	1.25%	0.2%	12/31/2020	1.29	0	0	1.00%	0.4%	12/31/2020	1.31	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	11.4%	12/31/2024	$1.98	0	$0	0.25%	11.7%	12/31/2024	$2.02	0	$0	0.00%	12.0%
12/31/2023	1.74	0	0	0.50%	9.2%	12/31/2023	1.77	0	0	0.25%	9.5%	12/31/2023	1.80	0	0	0.00%	9.7%
12/31/2022	1.59	0	0	0.50%	-3.6%	12/31/2022	1.62	0	0	0.25%	-3.4%	12/31/2022	1.64	0	0	0.00%	-3.1%
12/31/2021	1.65	0	0	0.50%	25.1%	12/31/2021	1.67	0	0	0.25%	25.5%	12/31/2021	1.69	0	0	0.00%	25.8%
12/31/2020	1.32	0	0	0.50%	0.9%	12/31/2020	1.33	0	0	0.25%	1.2%	12/31/2020	1.35	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.1%
2022	2.3%
2021	3.0%
2020	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund I Class - 06-FFR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,969,009	$13,520,061	159,503
Receivables: investments sold	-
Payables: investments purchased	(71,197)
Net assets	$16,897,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,214,417	4,894,770	$2.90
Band 100	-	-	2.96
Band 75	-	-	3.02
Band 50	-	-	3.09
Band 25	-	-	3.15
Band 0	2,683,395	835,446	3.21
Total	$16,897,812	5,730,216

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(230,628)
Net investment income (loss)			(230,628)

Gain (loss) on investments:
Net realized gain (loss)			2,802,200
Realized gain distributions			1,290,481
Net change in unrealized appreciation (depreciation)			1,500,903
Net gain (loss)			5,593,584

Increase (decrease) in net assets from operations			$5,362,956

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(230,628)	$(185,080)
Net realized gain (loss)		2,802,200	(301,781)
Realized gain distributions		1,290,481	611,786
Net change in unrealized appreciation (depreciation)		1,500,903	5,374,854

Increase (decrease) in net assets from operations		5,362,956	5,499,779

Contract owner transactions:
Proceeds from units sold		6,360,532	7,984,114
Cost of units redeemed		(13,582,724)	(6,631,811)
Account charges		(22,542)	(21,012)
Increase (decrease)		(7,244,734)	1,331,291
Net increase (decrease)		(1,881,778)	6,831,070
Net assets, beginning		18,779,590	11,948,520
Net assets, ending		$16,897,812	$18,779,590

Units sold		3,311,565	7,750,951
Units redeemed		(5,788,075)	(7,117,282)
Net increase (decrease)		(2,476,510)	633,669
Units outstanding, beginning		8,206,726	7,573,057
Units outstanding, ending		5,730,216	8,206,726

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$39,791,118
Cost of units redeemed/account charges			(31,845,262)
Net investment income (loss)			(915,737)
Net realized gain (loss)			1,817,297
Realized gain distributions			4,601,448
Net change in unrealized appreciation (depreciation)			3,448,948
Net assets			$16,897,812

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.90	4,895	$14,214	1.25%	28.1%	12/31/2024	$2.96	0	$0	1.00%	28.5%	12/31/2024	$3.02	0	$0	0.75%	28.8%
12/31/2023	2.27	7,342	16,638	1.25%	43.6%	12/31/2023	2.31	0	0	1.00%	44.0%	12/31/2023	2.35	0	0	0.75%	44.4%
12/31/2022	1.58	7,573	11,949	1.25%	-40.8%	12/31/2022	1.60	0	0	1.00%	-40.6%	12/31/2022	1.63	0	0	0.75%	-40.5%
12/31/2021	2.66	6,660	17,747	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.73	0	0	0.75%	19.3%
12/31/2020	2.25	4,453	9,998	1.25%	35.4%	12/31/2020	2.27	0	0	1.00%	35.7%	12/31/2020	2.29	0	0	0.75%	36.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.09	0	$0	0.50%	29.1%	12/31/2024	$3.15	0	$0	0.25%	29.4%	12/31/2024	$3.21	835	$2,683	0.00%	29.8%
12/31/2023	2.39	0	0	0.50%	44.7%	12/31/2023	2.43	0	0	0.25%	45.1%	12/31/2023	2.48	865	2,141	0.00%	45.4%
12/31/2022	1.65	0	0	0.50%	-40.4%	12/31/2022	1.68	0	0	0.25%	-40.2%	12/31/2022	1.70	0	0	0.00%	-40.1%
12/31/2021	2.77	0	0	0.50%	19.6%	12/31/2021	2.80	0	0	0.25%	19.9%	12/31/2021	2.84	0	0	0.00%	20.2%
12/31/2020	2.31	0	0	0.50%	36.4%	12/31/2020	2.34	0	0	0.25%	36.7%	12/31/2020	2.36	0	0	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund I Class - 06-FFT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,882,152	$1,611,184	113,361
Receivables: investments sold	23,451
Payables: investments purchased	-
Net assets	$1,905,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,905,603	1,288,967	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$1,905,603	1,288,967

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$52,489
Mortality & expense charges			(25,665)
Net investment income (loss)			26,824

Gain (loss) on investments:
Net realized gain (loss)			107,474
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,894
Net gain (loss)			112,368

Increase (decrease) in net assets from operations			$139,192

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,824	$33,264
Net realized gain (loss)		107,474	21,910
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,894	231,351

Increase (decrease) in net assets from operations		139,192	286,525

Contract owner transactions:
Proceeds from units sold		340,524	215,248
Cost of units redeemed		(460,650)	(169,979)
Account charges		(153)	(199)
Increase (decrease)		(120,279)	45,070
Net increase (decrease)		18,913	331,595
Net assets, beginning		1,886,690	1,555,095
Net assets, ending		$1,905,603	$1,886,690

Units sold		228,025	168,643
Units redeemed		(300,289)	(130,539)
Net increase (decrease)		(72,264)	38,104
Units outstanding, beginning		1,361,231	1,323,127
Units outstanding, ending		1,288,967	1,361,231

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,077,372
Cost of units redeemed/account charges			(3,721,098)
Net investment income (loss)			178,733
Net realized gain (loss)			97,566
Realized gain distributions			2,062
Net change in unrealized appreciation (depreciation)			270,968
Net assets			$1,905,603

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	1,289	$1,906	1.25%	6.7%	12/31/2024	$1.51	0	$0	1.00%	6.9%	12/31/2024	$1.54	0	$0	0.75%	7.2%
12/31/2023	1.39	1,361	1,887	1.25%	17.9%	12/31/2023	1.41	0	0	1.00%	18.2%	12/31/2023	1.44	0	0	0.75%	18.5%
12/31/2022	1.18	1,323	1,555	1.25%	-9.4%	12/31/2022	1.19	0	0	1.00%	-9.2%	12/31/2022	1.21	0	0	0.75%	-9.0%
12/31/2021	1.30	1,297	1,683	1.25%	11.5%	12/31/2021	1.31	0	0	1.00%	11.8%	12/31/2021	1.33	0	0	0.75%	12.1%
12/31/2020	1.16	1,315	1,529	1.25%	0.7%	12/31/2020	1.18	0	0	1.00%	0.9%	12/31/2020	1.19	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	7.5%	12/31/2024	$1.60	0	$0	0.25%	7.7%	12/31/2024	$1.64	0	$0	0.00%	8.0%
12/31/2023	1.46	0	0	0.50%	18.8%	12/31/2023	1.49	0	0	0.25%	19.1%	12/31/2023	1.51	0	0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-8.7%	12/31/2022	1.25	0	0	0.25%	-8.5%	12/31/2022	1.27	0	0	0.00%	-8.3%
12/31/2021	1.35	0	0	0.50%	12.4%	12/31/2021	1.36	0	0	0.25%	12.6%	12/31/2021	1.38	0	0	0.00%	12.9%
12/31/2020	1.20	0	0	0.50%	1.4%	12/31/2020	1.21	0	0	0.25%	1.7%	12/31/2020	1.22	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	3.2%
2022	3.0%
2021	2.6%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,250,413	$5,064,859	52,449
Receivables: investments sold	-
Payables: investments purchased	(3,332)
Net assets	$5,247,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,247,081	2,505,987	$2.09
Band 100	-	-	2.14
Band 75	-	-	2.18
Band 50	-	-	2.22
Band 25	-	-	2.27
Band 0	-	-	2.32
Total	$5,247,081	2,505,987

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,773
Mortality & expense charges			(58,289)
Net investment income (loss)			(55,516)

Gain (loss) on investments:
Net realized gain (loss)			44,767
Realized gain distributions			490,482
Net change in unrealized appreciation (depreciation)			(105,813)
Net gain (loss)			429,436

Increase (decrease) in net assets from operations			$373,920

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55,516)	$(36,006)
Net realized gain (loss)		44,767	13,659
Realized gain distributions		490,482	224,151
Net change in unrealized appreciation (depreciation)		(105,813)	403,213

Increase (decrease) in net assets from operations		373,920	605,017

Contract owner transactions:
Proceeds from units sold		1,435,007	259,685
Cost of units redeemed		(355,564)	(316,426)
Account charges		(9,234)	(5,712)
Increase (decrease)		1,070,209	(62,453)
Net increase (decrease)		1,444,129	542,564
Net assets, beginning		3,802,952	3,260,388
Net assets, ending		$5,247,081	$3,802,952

Units sold		719,808	148,317
Units redeemed		(178,452)	(184,125)
Net increase (decrease)		541,356	(35,808)
Units outstanding, beginning		1,964,631	2,000,439
Units outstanding, ending		2,505,987	1,964,631

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,582,083
Cost of units redeemed/account charges			(4,578,103)
Net investment income (loss)			(174,050)
Net realized gain (loss)			17,070
Realized gain distributions			1,214,527
Net change in unrealized appreciation (depreciation)			185,554
Net assets			$5,247,081

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	2,506	$5,247	1.25%	8.2%	12/31/2024	$2.14	0	$0	1.00%	8.4%	12/31/2024	$2.18	0	$0	0.75%	8.7%
12/31/2023	1.94	1,965	3,803	1.25%	18.8%	12/31/2023	1.97	0	0	1.00%	19.1%	12/31/2023	2.01	0	0	0.75%	19.4%
12/31/2022	1.63	2,000	3,260	1.25%	-23.4%	12/31/2022	1.65	0	0	1.00%	-23.2%	12/31/2022	1.68	0	0	0.75%	-23.0%
12/31/2021	2.13	986	2,096	1.25%	13.8%	12/31/2021	2.15	0	0	1.00%	14.0%	12/31/2021	2.18	0	0	0.75%	14.3%
12/31/2020	1.87	1,000	1,870	1.25%	22.8%	12/31/2020	1.89	0	0	1.00%	23.1%	12/31/2020	1.91	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	9.0%	12/31/2024	$2.27	0	$0	0.25%	9.3%	12/31/2024	$2.32	0	$0	0.00%	9.5%
12/31/2023	2.04	0	0	0.50%	19.7%	12/31/2023	2.08	0	0	0.25%	20.0%	12/31/2023	2.11	0	0	0.00%	20.3%
12/31/2022	1.71	0	0	0.50%	-22.8%	12/31/2022	1.73	0	0	0.25%	-22.6%	12/31/2022	1.76	0	0	0.00%	-22.4%
12/31/2021	2.21	0	0	0.50%	14.6%	12/31/2021	2.24	0	0	0.25%	14.9%	12/31/2021	2.27	0	0	0.00%	15.2%
12/31/2020	1.93	0	0	0.50%	23.7%	12/31/2020	1.95	0	0	0.25%	24.0%	12/31/2020	1.97	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.1%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,680,810	$3,759,905	115,841
Receivables: investments sold	7,597
Payables: investments purchased	-
Net assets	$3,688,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,688,407	1,903,802	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$3,688,407	1,903,802

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$51,100
Mortality & expense charges			(39,266)
Net investment income (loss)			11,834

Gain (loss) on investments:
Net realized gain (loss)			23,047
Realized gain distributions			412,501
Net change in unrealized appreciation (depreciation)			(18,691)
Net gain (loss)			416,857

Increase (decrease) in net assets from operations			$428,691

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,834	$3,284
Net realized gain (loss)		23,047	(15,232)
Realized gain distributions		412,501	146,751
Net change in unrealized appreciation (depreciation)		(18,691)	224,018

Increase (decrease) in net assets from operations		428,691	358,821

Contract owner transactions:
Proceeds from units sold		1,126,914	268,555
Cost of units redeemed		(285,649)	(198,991)
Account charges		(4,106)	(2,789)
Increase (decrease)		837,159	66,775
Net increase (decrease)		1,265,850	425,596
Net assets, beginning		2,422,557	1,996,961
Net assets, ending		$3,688,407	$2,422,557

Units sold		619,276	176,769
Units redeemed		(153,866)	(130,557)
Net increase (decrease)		465,410	46,212
Units outstanding, beginning		1,438,392	1,392,180
Units outstanding, ending		1,903,802	1,438,392

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,684,496
Cost of units redeemed/account charges			(1,751,240)
Net investment income (loss)			46,718
Net realized gain (loss)			(229,667)
Realized gain distributions			1,017,195
Net change in unrealized appreciation (depreciation)			(79,095)
Net assets			$3,688,407

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	1,904	$3,688	1.25%	15.0%	12/31/2024	$1.98	0	$0	1.00%	15.3%	12/31/2024	$2.02	0	$0	0.75%	15.6%
12/31/2023	1.68	1,438	2,423	1.25%	17.4%	12/31/2023	1.71	0	0	1.00%	17.7%	12/31/2023	1.74	0	0	0.75%	18.0%
12/31/2022	1.43	1,392	1,997	1.25%	-5.3%	12/31/2022	1.46	0	0	1.00%	-5.0%	12/31/2022	1.48	0	0	0.75%	-4.8%
12/31/2021	1.51	234	355	1.25%	23.1%	12/31/2021	1.53	0	0	1.00%	23.4%	12/31/2021	1.55	0	0	0.75%	23.8%
12/31/2020	1.23	172	212	1.25%	8.7%	12/31/2020	1.24	0	0	1.00%	8.9%	12/31/2020	1.25	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	15.9%	12/31/2024	$2.10	0	$0	0.25%	16.2%	12/31/2024	$2.14	0	$0	0.00%	16.5%
12/31/2023	1.78	0	0	0.50%	18.3%	12/31/2023	1.81	0	0	0.25%	18.6%	12/31/2023	1.84	0	0	0.00%	18.9%
12/31/2022	1.50	0	0	0.50%	-4.6%	12/31/2022	1.52	0	0	0.25%	-4.3%	12/31/2022	1.55	0	0	0.00%	-4.1%
12/31/2021	1.57	0	0	0.50%	24.1%	12/31/2021	1.59	0	0	0.25%	24.4%	12/31/2021	1.61	0	0	0.00%	24.7%
12/31/2020	1.27	0	0	0.50%	9.5%	12/31/2020	1.28	0	0	0.25%	9.8%	12/31/2020	1.29	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.4%
2022	3.3%
2021	1.3%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Financial Services Fund I Class - 06-GPC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,070	$102,302	2,573
Receivables: investments sold	-
Payables: investments purchased	(666)
Net assets	$109,404

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,404	51,416	$2.13
Band 100	-	-	2.17
Band 75	-	-	2.20
Band 50	-	-	2.24
Band 25	-	-	2.28
Band 0	-	-	2.32
Total	$109,404	51,416

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,325
Mortality & expense charges			(876)
Net investment income (loss)			449

Gain (loss) on investments:
Net realized gain (loss)			5,030
Realized gain distributions			7,492
Net change in unrealized appreciation (depreciation)			5,439
Net gain (loss)			17,961

Increase (decrease) in net assets from operations			$18,410

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$449	$152
Net realized gain (loss)		5,030	(5,875)
Realized gain distributions		7,492	-
Net change in unrealized appreciation (depreciation)		5,439	6,299

Increase (decrease) in net assets from operations		18,410	576

Contract owner transactions:
Proceeds from units sold		87,107	11,600
Cost of units redeemed		(22,094)	(41,001)
Account charges		(74)	(44)
Increase (decrease)		64,939	(29,445)
Net increase (decrease)		83,349	(28,869)
Net assets, beginning		26,055	54,924
Net assets, ending		$109,404	$26,055

Units sold		46,854	8,163
Units redeemed		(11,286)	(30,293)
Net increase (decrease)		35,568	(22,130)
Units outstanding, beginning		15,848	37,978
Units outstanding, ending		51,416	15,848

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$279,646
Cost of units redeemed/account charges			(189,682)
Net investment income (loss)			1,310
Net realized gain (loss)			1,434
Realized gain distributions			8,928
Net change in unrealized appreciation (depreciation)			7,768
Net assets			$109,404

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	51	$109	1.25%	29.4%	12/31/2024	$2.17	0	$0	1.00%	29.8%	12/31/2024	$2.20	0	$0	0.75%	30.1%
12/31/2023	1.64	16	26	1.25%	13.7%	12/31/2023	1.67	0	0	1.00%	14.0%	12/31/2023	1.69	0	0	0.75%	14.2%
12/31/2022	1.45	38	55	1.25%	-11.9%	12/31/2022	1.46	0	0	1.00%	-11.7%	12/31/2022	1.48	0	0	0.75%	-11.5%
12/31/2021	1.64	42	69	1.25%	36.3%	12/31/2021	1.66	0	0	1.00%	36.6%	12/31/2021	1.68	0	0	0.75%	37.0%
12/31/2020	1.20	2	3	1.25%	4.3%	12/31/2020	1.21	0	0	1.00%	4.5%	12/31/2020	1.22	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.24	0	$0	0.50%	30.4%	12/31/2024	$2.28	0	$0	0.25%	30.7%	12/31/2024	$2.32	0	$0	0.00%	31.1%
12/31/2023	1.72	0	0	0.50%	14.5%	12/31/2023	1.75	0	0	0.25%	14.8%	12/31/2023	1.77	0	0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-11.3%	12/31/2022	1.52	0	0	0.25%	-11.1%	12/31/2022	1.54	0	0	0.00%	-10.8%
12/31/2021	1.69	0	0	0.50%	37.3%	12/31/2021	1.71	0	0	0.25%	37.7%	12/31/2021	1.73	0	0	0.00%	38.0%
12/31/2020	1.23	0	0	0.50%	5.0%	12/31/2020	1.24	0	0	0.25%	5.3%	12/31/2020	1.25	0	0	0.00%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.4%
2022	2.1%
2021	2.4%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Real Estate Fund I Class - 06-GFP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$954,040
Cost of units redeemed/account charges			(949,943)
Net investment income (loss)			11,303
Net realized gain (loss)			(95,201)
Realized gain distributions			79,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	2.6%	12/31/2024	$1.23	0	$0	1.00%	2.9%	12/31/2024	$1.25	0	$0	0.75%	3.1%
12/31/2023	1.18	0	0	1.25%	12.0%	12/31/2023	1.20	0	0	1.00%	12.3%	12/31/2023	1.22	0	0	0.75%	12.5%
12/31/2022	1.05	0	0	1.25%	-26.7%	12/31/2022	1.07	0	0	1.00%	-26.5%	12/31/2022	1.08	0	0	0.75%	-26.3%
12/31/2021	1.43	0	0	1.25%	45.7%	12/31/2021	1.45	0	0	1.00%	46.1%	12/31/2021	1.47	0	0	0.75%	46.4%
12/31/2020	0.98	159	156	1.25%	-12.4%	12/31/2020	0.99	0	0	1.00%	-12.2%	12/31/2020	1.00	0	0	0.75%	-11.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	0	$0	0.50%	3.4%	12/31/2024	$1.30	0	$0	0.25%	3.7%	12/31/2024	$1.33	0	$0	0.00%	3.9%
12/31/2023	1.24	0	0	0.50%	12.8%	12/31/2023	1.26	0	0	0.25%	13.1%	12/31/2023	1.28	0	0	0.00%	13.4%
12/31/2022	1.10	0	0	0.50%	-26.1%	12/31/2022	1.11	0	0	0.25%	-25.9%	12/31/2022	1.13	0	0	0.00%	-25.8%
12/31/2021	1.48	0	0	0.50%	46.8%	12/31/2021	1.50	0	0	0.25%	47.2%	12/31/2021	1.52	0	0	0.00%	47.5%
12/31/2020	1.01	0	0	0.50%	-11.7%	12/31/2020	1.02	0	0	0.25%	-11.5%	12/31/2020	1.03	0	0	0.00%	-11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New America Growth Fund I Class - 06-3CY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,223,707	$1,897,974	30,187
Receivables: investments sold	-
Payables: investments purchased	(4,960)
Net assets	$2,218,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,218,747	886,110	$2.50
Band 100	-	-	2.55
Band 75	-	-	2.59
Band 50	-	-	2.63
Band 25	-	-	2.67
Band 0	-	-	2.72
Total	$2,218,747	886,110

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,279
Mortality & expense charges			(25,138)
Net investment income (loss)			(20,859)

Gain (loss) on investments:
Net realized gain (loss)			51,330
Realized gain distributions			186,426
Net change in unrealized appreciation (depreciation)			185,572
Net gain (loss)			423,328

Increase (decrease) in net assets from operations			$402,469

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,859)	$(5,962)
Net realized gain (loss)		51,330	7,270
Realized gain distributions		186,426	80,599
Net change in unrealized appreciation (depreciation)		185,572	140,161

Increase (decrease) in net assets from operations		402,469	222,068

Contract owner transactions:
Proceeds from units sold		409,614	1,726,996
Cost of units redeemed		(326,628)	(213,469)
Account charges		(1,617)	(686)
Increase (decrease)		81,369	1,512,841
Net increase (decrease)		483,838	1,734,909
Net assets, beginning		1,734,909	-
Net assets, ending		$2,218,747	$1,734,909

Units sold		177,516	977,374
Units redeemed		(149,229)	(119,551)
Net increase (decrease)		28,287	857,823
Units outstanding, beginning		857,823	-
Units outstanding, ending		886,110	857,823

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,136,610
Cost of units redeemed/account charges			(542,400)
Net investment income (loss)			(26,821)
Net realized gain (loss)			58,600
Realized gain distributions			267,025
Net change in unrealized appreciation (depreciation)			325,733
Net assets			$2,218,747

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.50	886	$2,219	1.25%	23.8%	12/31/2024	$2.55	0	$0	1.00%	24.1%	12/31/2024	$2.59	0	$0	0.75%	24.4%
12/31/2023	2.02	858	1,735	1.25%	27.6%	12/31/2023	2.05	0	0	1.00%	27.9%	12/31/2023	2.08	0	0	0.75%	28.2%
12/31/2022	1.59	0	0	1.25%	-22.2%	12/31/2022	1.60	0	0	1.00%	-22.0%	12/31/2022	1.62	0	0	0.75%	-21.8%
12/31/2021	2.04	0	0	1.25%	19.5%	12/31/2021	2.05	0	0	1.00%	19.8%	12/31/2021	2.07	0	0	0.75%	20.1%
12/31/2020	1.70	0	0	1.25%	43.1%	12/31/2020	1.72	0	0	1.00%	43.5%	12/31/2020	1.73	0	0	0.75%	43.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.63	0	$0	0.50%	24.7%	12/31/2024	$2.67	0	$0	0.25%	25.1%	12/31/2024	$2.72	0	$0	0.00%	25.4%
12/31/2023	2.11	0	0	0.50%	28.5%	12/31/2023	2.14	0	0	0.25%	28.9%	12/31/2023	2.17	0	0	0.00%	29.2%
12/31/2022	1.64	0	0	0.50%	-21.6%	12/31/2022	1.66	0	0	0.25%	-21.4%	12/31/2022	1.68	0	0	0.00%	-21.2%
12/31/2021	2.09	0	0	0.50%	20.4%	12/31/2021	2.11	0	0	0.25%	20.7%	12/31/2021	2.13	0	0	0.00%	21.0%
12/31/2020	1.74	0	0	0.50%	44.2%	12/31/2020	1.75	0	0	0.25%	44.5%	12/31/2020	1.76	0	0	0.00%	44.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Dividend Growth Fund I Class - 06-3W9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,365,541	$1,213,000	17,966
Receivables: investments sold	14,659
Payables: investments purchased	-
Net assets	$1,380,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,380,200	764,483	$1.81
Band 100	-	-	1.83
Band 75	-	-	1.86
Band 50	-	-	1.89
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$1,380,200	764,483

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,415
Mortality & expense charges			(15,675)
Net investment income (loss)			(1,260)

Gain (loss) on investments:
Net realized gain (loss)			30,530
Realized gain distributions			48,769
Net change in unrealized appreciation (depreciation)			55,651
Net gain (loss)			134,950

Increase (decrease) in net assets from operations			$133,690

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,260)	$866
Net realized gain (loss)		30,530	19,832
Realized gain distributions		48,769	15,150
Net change in unrealized appreciation (depreciation)		55,651	70,333

Increase (decrease) in net assets from operations		133,690	106,181

Contract owner transactions:
Proceeds from units sold		489,171	214,766
Cost of units redeemed		(195,616)	(240,407)
Account charges		(1,746)	(1,459)
Increase (decrease)		291,809	(27,100)
Net increase (decrease)		425,499	79,081
Net assets, beginning		954,701	875,620
Net assets, ending		$1,380,200	$954,701

Units sold		285,046	159,075
Units redeemed		(114,036)	(177,295)
Net increase (decrease)		171,010	(18,220)
Units outstanding, beginning		593,473	611,693
Units outstanding, ending		764,483	593,473

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,950,263
Cost of units redeemed/account charges			(927,394)
Net investment income (loss)			(1)
Net realized gain (loss)			113,496
Realized gain distributions			91,295
Net change in unrealized appreciation (depreciation)			152,541
Net assets			$1,380,200

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	764	$1,380	1.25%	12.2%	12/31/2024	$1.83	0	$0	1.00%	12.5%	12/31/2024	$1.86	0	$0	0.75%	12.8%
12/31/2023	1.61	593	955	1.25%	12.4%	12/31/2023	1.63	0	0	1.00%	12.7%	12/31/2023	1.65	0	0	0.75%	12.9%
12/31/2022	1.43	612	876	1.25%	-11.2%	12/31/2022	1.45	0	0	1.00%	-11.0%	12/31/2022	1.46	0	0	0.75%	-10.8%
12/31/2021	1.61	214	345	1.25%	24.6%	12/31/2021	1.62	0	0	1.00%	24.9%	12/31/2021	1.63	0	0	0.75%	25.3%
12/31/2020	1.29	284	367	1.25%	12.7%	12/31/2020	1.30	0	0	1.00%	12.9%	12/31/2020	1.31	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	0.50%	13.1%	12/31/2024	$1.91	0	$0	0.25%	13.4%	12/31/2024	$1.94	0	$0	0.00%	13.6%
12/31/2023	1.67	0	0	0.50%	13.2%	12/31/2023	1.69	0	0	0.25%	13.5%	12/31/2023	1.71	0	0	0.00%	13.8%
12/31/2022	1.47	0	0	0.50%	-10.5%	12/31/2022	1.49	0	0	0.25%	-10.3%	12/31/2022	1.50	0	0	0.00%	-10.1%
12/31/2021	1.65	0	0	0.50%	25.6%	12/31/2021	1.66	0	0	0.25%	25.9%	12/31/2021	1.67	0	0	0.00%	26.2%
12/31/2020	1.31	0	0	0.50%	13.5%	12/31/2020	1.32	0	0	0.25%	13.8%	12/31/2020	1.32	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	1.3%
2021	0.8%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	1.25%	8.2%	12/31/2024	$1.33	0	$0	1.00%	8.4%	12/31/2024	$1.35	0	$0	0.75%	8.7%
12/31/2023	1.22	0	0	1.25%	12.1%	12/31/2023	1.23	0	0	1.00%	12.3%	12/31/2023	1.24	0	0	0.75%	12.6%
12/31/2022	1.09	0	0	1.25%	-15.8%	12/31/2022	1.10	0	0	1.00%	-15.6%	12/31/2022	1.10	0	0	0.75%	-15.4%
12/31/2021	1.29	0	0	1.25%	7.5%	12/31/2021	1.30	0	0	1.00%	7.8%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	0	$0	0.50%	9.0%	12/31/2024	$1.39	0	$0	0.25%	9.3%	12/31/2024	$1.41	0	$0	0.00%	9.5%
12/31/2023	1.26	0	0	0.50%	12.9%	12/31/2023	1.27	0	0	0.25%	13.2%	12/31/2023	1.28	0	0	0.00%	13.5%
12/31/2022	1.11	0	0	0.50%	-15.2%	12/31/2022	1.12	0	0	0.25%	-15.0%	12/31/2022	1.13	0	0	0.00%	-14.8%
12/31/2021	1.31	0	0	0.50%	8.3%	12/31/2021	1.32	0	0	0.25%	8.6%	12/31/2021	1.33	0	0	0.00%	8.9%
12/31/2020	1.21	0	0	0.50%	13.9%	12/31/2020	1.22	0	0	0.25%	14.2%	12/31/2020	1.22	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Overseas Stock Fund I Class - 06-3RR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,497,139	$1,369,710	121,736
Receivables: investments sold	28,217
Payables: investments purchased	-
Net assets	$1,525,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,525,356	1,121,545	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,525,356	1,121,545

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$37,901
Mortality & expense charges			(18,635)
Net investment income (loss)			19,266

Gain (loss) on investments:
Net realized gain (loss)			19,776
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(18,029)
Net gain (loss)			1,747

Increase (decrease) in net assets from operations			$21,013

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,266	$16,161
Net realized gain (loss)		19,776	1,746
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(18,029)	155,961

Increase (decrease) in net assets from operations		21,013	173,868

Contract owner transactions:
Proceeds from units sold		281,764	182,149
Cost of units redeemed		(164,661)	(56,455)
Account charges		(393)	(290)
Increase (decrease)		116,710	125,404
Net increase (decrease)		137,723	299,272
Net assets, beginning		1,387,633	1,088,361
Net assets, ending		$1,525,356	$1,387,633

Units sold		204,000	145,258
Units redeemed		(119,680)	(44,571)
Net increase (decrease)		84,320	100,687
Units outstanding, beginning		1,037,225	936,538
Units outstanding, ending		1,121,545	1,037,225

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,830,850
Cost of units redeemed/account charges			(503,195)
Net investment income (loss)			56,030
Net realized gain (loss)			13,382
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			127,429
Net assets			$1,525,356

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	1,122	$1,525	1.25%	1.7%	12/31/2024	$1.38	0	$0	1.00%	1.9%	12/31/2024	$1.40	0	$0	0.75%	2.2%
12/31/2023	1.34	1,037	1,388	1.25%	15.1%	12/31/2023	1.35	0	0	1.00%	15.4%	12/31/2023	1.37	0	0	0.75%	15.7%
12/31/2022	1.16	937	1,088	1.25%	-16.4%	12/31/2022	1.17	0	0	1.00%	-16.2%	12/31/2022	1.19	0	0	0.75%	-16.0%
12/31/2021	1.39	16	22	1.25%	11.0%	12/31/2021	1.40	0	0	1.00%	11.3%	12/31/2021	1.41	0	0	0.75%	11.6%
12/31/2020	1.25	0	0	1.25%	8.0%	12/31/2020	1.26	0	0	1.00%	8.2%	12/31/2020	1.26	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.42	0	$0	0.50%	2.4%	12/31/2024	$1.44	0	$0	0.25%	2.7%	12/31/2024	$1.46	0	$0	0.00%	2.9%
12/31/2023	1.39	0	0	0.50%	16.0%	12/31/2023	1.41	0	0	0.25%	16.3%	12/31/2023	1.42	0	0	0.00%	16.6%
12/31/2022	1.20	0	0	0.50%	-15.8%	12/31/2022	1.21	0	0	0.25%	-15.6%	12/31/2022	1.22	0	0	0.00%	-15.4%
12/31/2021	1.42	0	0	0.50%	11.9%	12/31/2021	1.43	0	0	0.25%	12.1%	12/31/2021	1.44	0	0	0.00%	12.4%
12/31/2020	1.27	0	0	0.50%	8.8%	12/31/2020	1.28	0	0	0.25%	9.0%	12/31/2020	1.28	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.5%
2022	4.9%
2021	7.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New Horizons Fund IS Class - 06-3XK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,611	$214,839	4,371
Receivables: investments sold	2,137
Payables: investments purchased	-
Net assets	$245,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,748	170,071	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$245,748	170,071

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,940)
Net investment income (loss)			(2,940)

Gain (loss) on investments:
Net realized gain (loss)			6,048
Realized gain distributions			11,326
Net change in unrealized appreciation (depreciation)			(8,495)
Net gain (loss)			8,879

Increase (decrease) in net assets from operations			$5,939

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,940)	$(3,180)
Net realized gain (loss)		6,048	3,801
Realized gain distributions		11,326	-
Net change in unrealized appreciation (depreciation)		(8,495)	46,211

Increase (decrease) in net assets from operations		5,939	46,832

Contract owner transactions:
Proceeds from units sold		20,777	21,942
Cost of units redeemed		(12,448)	(104,288)
Account charges		(10)	(6)
Increase (decrease)		8,319	(82,352)
Net increase (decrease)		14,258	(35,520)
Net assets, beginning		231,490	267,010
Net assets, ending		$245,748	$231,490

Units sold		14,567	17,201
Units redeemed		(9,014)	(80,366)
Net increase (decrease)		5,553	(63,165)
Units outstanding, beginning		164,518	227,683
Units outstanding, ending		170,071	164,518

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$583,805
Cost of units redeemed/account charges			(392,644)
Net investment income (loss)			(6,767)
Net realized gain (loss)			9,388
Realized gain distributions			23,194
Net change in unrealized appreciation (depreciation)			28,772
Net assets			$245,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.44	170	$246	1.25%	2.7%	12/31/2024	$1.47	0	$0	1.00%	3.0%	12/31/2024	$1.49	0	$0	0.75%	3.2%
12/31/2023	1.41	165	231	1.25%	20.0%	12/31/2023	1.42	0	0	1.00%	20.3%	12/31/2023	1.44	0	0	0.75%	20.6%
12/31/2022	1.17	228	267	1.25%	-37.7%	12/31/2022	1.18	0	0	1.00%	-37.5%	12/31/2022	1.19	0	0	0.75%	-37.4%
12/31/2021	1.88	0	1	1.25%	8.5%	12/31/2021	1.89	0	0	1.00%	8.7%	12/31/2021	1.91	0	0	0.75%	9.0%
12/31/2020	1.74	0	0	1.25%	56.0%	12/31/2020	1.74	0	0	1.00%	56.3%	12/31/2020	1.75	0	0	0.75%	56.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	3.5%	12/31/2024	$1.53	0	$0	0.25%	3.7%	12/31/2024	$1.55	0	$0	0.00%	4.0%
12/31/2023	1.46	0	0	0.50%	20.9%	12/31/2023	1.47	0	0	0.25%	21.2%	12/31/2023	1.49	0	0	0.00%	21.5%
12/31/2022	1.20	0	0	0.50%	-37.2%	12/31/2022	1.22	0	0	0.25%	-37.1%	12/31/2022	1.23	0	0	0.00%	-36.9%
12/31/2021	1.92	0	0	0.50%	9.3%	12/31/2021	1.93	0	0	0.25%	9.5%	12/31/2021	1.94	0	0	0.00%	9.8%
12/31/2020	1.76	0	0	0.50%	57.1%	12/31/2020	1.76	0	0	0.25%	57.5%	12/31/2020	1.77	0	0	0.00%	57.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc I Class - 06-47W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,225	$183,760	12,473
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$185,361

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$185,361	137,738	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$185,361	137,738

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,107
Mortality & expense charges			(2,430)
Net investment income (loss)			2,677

Gain (loss) on investments:
Net realized gain (loss)			1,811
Realized gain distributions			4,500
Net change in unrealized appreciation (depreciation)			7,264
Net gain (loss)			13,575

Increase (decrease) in net assets from operations			$16,252

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,677	$3,109
Net realized gain (loss)		1,811	(520)
Realized gain distributions		4,500	-
Net change in unrealized appreciation (depreciation)		7,264	16,379

Increase (decrease) in net assets from operations		16,252	18,968

Contract owner transactions:
Proceeds from units sold		12,106	63,895
Cost of units redeemed		(24,611)	(1,674)
Account charges		(19)	(148)
Increase (decrease)		(12,524)	62,073
Net increase (decrease)		3,728	81,041
Net assets, beginning		181,633	100,592
Net assets, ending		$185,361	$181,633

Units sold		9,152	56,775
Units redeemed		(18,027)	(1,583)
Net increase (decrease)		(8,875)	55,192
Units outstanding, beginning		146,613	91,421
Units outstanding, ending		137,738	146,613

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$359,416
Cost of units redeemed/account charges			(197,279)
Net investment income (loss)			6,344
Net realized gain (loss)			1,879
Realized gain distributions			13,536
Net change in unrealized appreciation (depreciation)			1,465
Net assets			$185,361

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	138	$185	1.25%	8.6%	12/31/2024	$1.36	0	$0	1.00%	8.9%	12/31/2024	$1.38	0	$0	0.75%	9.2%
12/31/2023	1.24	147	182	1.25%	12.6%	12/31/2023	1.25	0	0	1.00%	12.9%	12/31/2023	1.27	0	0	0.75%	13.2%
12/31/2022	1.10	91	101	1.25%	-15.6%	12/31/2022	1.11	0	0	1.00%	-15.3%	12/31/2022	1.12	0	0	0.75%	-15.1%
12/31/2021	1.30	96	124	1.25%	7.9%	12/31/2021	1.31	0	0	1.00%	8.2%	12/31/2021	1.32	0	0	0.75%	8.5%
12/31/2020	1.21	14	17	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.22	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	9.4%	12/31/2024	$1.42	0	$0	0.25%	9.7%	12/31/2024	$1.44	0	$0	0.00%	10.0%
12/31/2023	1.28	0	0	0.50%	13.4%	12/31/2023	1.29	0	0	0.25%	13.7%	12/31/2023	1.31	0	0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-14.9%	12/31/2022	1.14	0	0	0.25%	-14.7%	12/31/2022	1.15	0	0	0.00%	-14.5%
12/31/2021	1.33	0	0	0.50%	8.8%	12/31/2021	1.33	0	0	0.25%	9.0%	12/31/2021	1.34	0	0	0.00%	9.3%
12/31/2020	1.22	0	0	0.50%	14.3%	12/31/2020	1.22	0	0	0.25%	14.6%	12/31/2020	1.23	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	3.6%
2022	1.7%
2021	1.8%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund R Class - 06-720

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,151,497	$11,754,366	89,887
Receivables: investments sold	-
Payables: investments purchased	(58,540)
Net assets	$15,092,957

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,434,849	1,870,805	$7.72
Band 100	658,108	80,872	8.14
Band 75	-	-	8.58
Band 50	-	-	9.05
Band 25	-	-	9.55
Band 0	-	-	10.07
Total	$15,092,957	1,951,677

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(186,505)
Net investment income (loss)			(186,505)

Gain (loss) on investments:
Net realized gain (loss)			1,025,249
Realized gain distributions			1,337,352
Net change in unrealized appreciation (depreciation)			2,026,609
Net gain (loss)			4,389,210

Increase (decrease) in net assets from operations			$4,202,705

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(186,505)	$(147,387)
Net realized gain (loss)		1,025,249	(151,108)
Realized gain distributions		1,337,352	535,942
Net change in unrealized appreciation (depreciation)		2,026,609	3,955,101

Increase (decrease) in net assets from operations		4,202,705	4,192,548

Contract owner transactions:
Proceeds from units sold		1,402,998	4,343,637
Cost of units redeemed		(5,111,005)	(2,770,835)
Account charges		(5,773)	(4,858)
Increase (decrease)		(3,713,780)	1,567,944
Net increase (decrease)		488,925	5,760,492
Net assets, beginning		14,604,032	8,843,540
Net assets, ending		$15,092,957	$14,604,032

Units sold		225,265	852,299
Units redeemed		(791,504)	(572,254)
Net increase (decrease)		(566,239)	280,045
Units outstanding, beginning		2,517,916	2,237,871
Units outstanding, ending		1,951,677	2,517,916

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$83,652,229
Cost of units redeemed/account charges			(95,719,739)
Net investment income (loss)			(2,518,177)
Net realized gain (loss)			19,696,903
Realized gain distributions			6,584,610
Net change in unrealized appreciation (depreciation)			3,397,131
Net assets			$15,092,957

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.72	1,871	$14,435	1.25%	33.2%	12/31/2024	$8.14	81	$658	1.00%	33.6%	12/31/2024	$8.58	0	$0	0.75%	33.9%
12/31/2023	5.79	2,443	14,146	1.25%	46.8%	12/31/2023	6.09	75	458	1.00%	47.1%	12/31/2023	6.41	0	0	0.75%	47.5%
12/31/2022	3.95	2,171	8,565	1.25%	-39.7%	12/31/2022	4.14	67	278	1.00%	-39.5%	12/31/2022	4.35	0	0	0.75%	-39.4%
12/31/2021	6.54	2,798	18,299	1.25%	15.6%	12/31/2021	6.85	86	592	1.00%	15.9%	12/31/2021	7.17	0	0	0.75%	16.2%
12/31/2020	5.66	2,972	16,810	1.25%	32.4%	12/31/2020	5.91	102	605	1.00%	32.7%	12/31/2020	6.17	0	0	0.75%	33.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.05	0	$0	0.50%	34.2%	12/31/2024	$9.55	0	$0	0.25%	34.6%	12/31/2024	$10.07	0	$0	0.00%	34.9%
12/31/2023	6.74	0	0	0.50%	47.9%	12/31/2023	7.09	0	0	0.25%	48.2%	12/31/2023	7.46	0	0	0.00%	48.6%
12/31/2022	4.56	0	0	0.50%	-39.2%	12/31/2022	4.79	0	0	0.25%	-39.1%	12/31/2022	5.02	0	0	0.00%	-38.9%
12/31/2021	7.50	0	0	0.50%	16.5%	12/31/2021	7.85	0	0	0.25%	16.8%	12/31/2021	8.22	0	0	0.00%	17.1%
12/31/2020	6.44	0	0	0.50%	33.4%	12/31/2020	6.73	0	0	0.25%	33.7%	12/31/2020	7.02	0	0	0.00%	34.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.75
Band 100	-	-	0.75
Band 75	-	-	0.76
Band 50	-	-	0.77
Band 25	-	-	0.78
Band 0	-	-	0.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.75	0	$0	1.25%	-2.7%	12/31/2024	$0.75	0	$0	1.00%	-2.5%	12/31/2024	$0.76	0	$0	0.75%	-2.2%
12/31/2023	0.77	0	0	1.25%	1.0%	12/31/2023	0.77	0	0	1.00%	1.3%	12/31/2023	0.78	0	0	0.75%	1.5%
12/31/2022	0.76	0	0	1.25%	-24.2%	12/31/2022	0.76	0	0	1.00%	-24.0%	12/31/2022	0.77	0	0	0.75%	-23.8%
12/31/2021	1.00	0	0	1.25%	-11.5%	12/31/2021	1.01	0	0	1.00%	-11.3%	12/31/2021	1.01	0	0	0.75%	-11.0%
12/31/2020	1.13	0	0	1.25%	13.2%	12/31/2020	1.13	0	0	1.00%	13.3%	12/31/2020	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.77	0	$0	0.50%	-2.0%	12/31/2024	$0.78	0	$0	0.25%	-1.8%	12/31/2024	$0.79	0	$0	0.00%	-1.5%
12/31/2023	0.79	0	0	0.50%	1.8%	12/31/2023	0.79	0	0	0.25%	2.0%	12/31/2023	0.80	0	0	0.00%	2.3%
12/31/2022	0.77	0	0	0.50%	-23.6%	12/31/2022	0.78	0	0	0.25%	-23.4%	12/31/2022	0.78	0	0	0.00%	-23.2%
12/31/2021	1.01	0	0	0.50%	-10.8%	12/31/2021	1.01	0	0	0.25%	-10.6%	12/31/2021	1.02	0	0	0.00%	-10.4%
12/31/2020	1.13	0	0	0.50%	13.4%	12/31/2020	1.13	0	0	0.25%	13.4%	12/31/2020	1.13	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Capital Appr I Class - 06-4GM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(288)
Net realized gain (loss)		-	(9,265)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	14,863

Increase (decrease) in net assets from operations		-	5,310

Contract owner transactions:
Proceeds from units sold		-	1,588
Cost of units redeemed		-	(89,945)
Account charges		-	(11)
Increase (decrease)		-	(88,368)
Net increase (decrease)		-	(83,058)
Net assets, beginning		-	83,058
Net assets, ending		$-	$-

Units sold		-	1,323
Units redeemed		-	(72,985)
Net increase (decrease)		-	(71,662)
Units outstanding, beginning		-	71,662
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$105,564
Cost of units redeemed/account charges			(106,555)
Net investment income (loss)			341
Net realized gain (loss)			(11,555)
Realized gain distributions			12,205
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	1.25%	11.4%	12/31/2024	$1.54	0	$0	1.00%	11.7%	12/31/2024	$1.56	0	$0	0.75%	12.0%
12/31/2023	1.36	0	0	1.25%	17.5%	12/31/2023	1.38	0	0	1.00%	17.8%	12/31/2023	1.39	0	0	0.75%	18.1%
12/31/2022	1.16	72	83	1.25%	-12.9%	12/31/2022	1.17	0	0	1.00%	-12.7%	12/31/2022	1.18	0	0	0.75%	-12.5%
12/31/2021	1.33	61	81	1.25%	17.2%	12/31/2021	1.34	0	0	1.00%	17.5%	12/31/2021	1.34	0	0	0.75%	17.8%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.9%	12/31/2020	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	12.3%	12/31/2024	$1.59	0	$0	0.25%	12.6%	12/31/2024	$1.61	0	$0	0.00%	12.8%
12/31/2023	1.40	0	0	0.50%	18.4%	12/31/2023	1.42	0	0	0.25%	18.7%	12/31/2023	1.43	0	0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-12.3%	12/31/2022	1.19	0	0	0.25%	-12.1%	12/31/2022	1.20	0	0	0.00%	-11.8%
12/31/2021	1.35	0	0	0.50%	18.1%	12/31/2021	1.36	0	0	0.25%	18.4%	12/31/2021	1.36	0	0	0.00%	18.7%
12/31/2020	1.14	0	0	0.50%	14.4%	12/31/2020	1.15	0	0	0.25%	14.7%	12/31/2020	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	1.7%
2021	2.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.83
Band 0	-	-	1.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	0	$0	1.25%	36.5%	12/31/2024	$1.76	0	$0	1.00%	36.9%	12/31/2024	$1.78	0	$0	0.75%	37.2%
12/31/2023	1.27	0	0	1.25%	37.7%	12/31/2023	1.29	0	0	1.00%	38.0%	12/31/2023	1.30	0	0	0.75%	38.3%
12/31/2022	0.92	0	0	1.25%	-41.3%	12/31/2022	0.93	0	0	1.00%	-41.1%	12/31/2022	0.94	0	0	0.75%	-41.0%
12/31/2021	1.57	0	0	1.25%	8.4%	12/31/2021	1.58	0	0	1.00%	8.7%	12/31/2021	1.59	0	0	0.75%	9.0%
12/31/2020	1.45	0	0	1.25%	45.1%	12/31/2020	1.45	0	0	1.00%	45.5%	12/31/2020	1.46	0	0	0.75%	45.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.80	0	$0	0.50%	37.6%	12/31/2024	$1.83	0	$0	0.25%	37.9%	12/31/2024	$1.85	0	$0	0.00%	38.3%
12/31/2023	1.31	0	0	0.50%	38.7%	12/31/2023	1.32	0	0	0.25%	39.0%	12/31/2023	1.34	0	0	0.00%	39.4%
12/31/2022	0.94	0	0	0.50%	-40.8%	12/31/2022	0.95	0	0	0.25%	-40.7%	12/31/2022	0.96	0	0	0.00%	-40.5%
12/31/2021	1.60	0	0	0.50%	9.2%	12/31/2021	1.60	0	0	0.25%	9.5%	12/31/2021	1.61	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	46.2%	12/31/2020	1.47	0	0	0.25%	46.5%	12/31/2020	1.47	0	0	0.00%	46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Global Tech I Class - 06-4GP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.57
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	1.25%	31.7%	12/31/2024	$1.59	0	$0	1.00%	32.0%	12/31/2024	$1.61	0	$0	0.75%	32.3%
12/31/2023	1.19	0	0	1.25%	54.3%	12/31/2023	1.20	0	0	1.00%	54.7%	12/31/2023	1.21	0	0	0.75%	55.1%
12/31/2022	0.77	0	0	1.25%	-56.0%	12/31/2022	0.78	0	0	1.00%	-55.9%	12/31/2022	0.78	0	0	0.75%	-55.8%
12/31/2021	1.75	0	0	1.25%	8.8%	12/31/2021	1.76	0	0	1.00%	9.0%	12/31/2021	1.77	0	0	0.75%	9.3%
12/31/2020	1.61	0	0	1.25%	61.3%	12/31/2020	1.62	0	0	1.00%	61.7%	12/31/2020	1.62	0	0	0.75%	62.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	0	$0	0.50%	32.7%	12/31/2024	$1.65	0	$0	0.25%	33.0%	12/31/2024	$1.67	0	$0	0.00%	33.3%
12/31/2023	1.23	0	0	0.50%	55.5%	12/31/2023	1.24	0	0	0.25%	55.9%	12/31/2023	1.25	0	0	0.00%	56.3%
12/31/2022	0.79	0	0	0.50%	-55.7%	12/31/2022	0.79	0	0	0.25%	-55.6%	12/31/2022	0.80	0	0	0.00%	-55.5%
12/31/2021	1.78	0	0	0.50%	9.6%	12/31/2021	1.79	0	0	0.25%	9.9%	12/31/2021	1.80	0	0	0.00%	10.1%
12/31/2020	1.62	0	0	0.50%	62.4%	12/31/2020	1.63	0	0	0.25%	62.8%	12/31/2020	1.63	0	0	0.00%	63.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Health Science I Class - 06-4GC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$551,126	$639,307	7,083
Receivables: investments sold	13,472
Payables: investments purchased	-
Net assets	$564,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$564,598	446,633	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$564,598	446,633

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$980
Mortality & expense charges			(7,944)
Net investment income (loss)			(6,964)

Gain (loss) on investments:
Net realized gain (loss)			848
Realized gain distributions			62,761
Net change in unrealized appreciation (depreciation)			(49,545)
Net gain (loss)			14,064

Increase (decrease) in net assets from operations			$7,100

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,964)	$(6,817)
Net realized gain (loss)		848	(3,756)
Realized gain distributions		62,761	29,439
Net change in unrealized appreciation (depreciation)		(49,545)	(6,326)

Increase (decrease) in net assets from operations		7,100	12,540

Contract owner transactions:
Proceeds from units sold		89,457	84,046
Cost of units redeemed		(131,904)	(37,739)
Account charges		(807)	(569)
Increase (decrease)		(43,254)	45,738
Net increase (decrease)		(36,154)	58,278
Net assets, beginning		600,752	542,474
Net assets, ending		$564,598	$600,752

Units sold		67,177	70,227
Units redeemed		(98,935)	(32,199)
Net increase (decrease)		(31,758)	38,028
Units outstanding, beginning		478,391	440,363
Units outstanding, ending		446,633	478,391

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,196,929
Cost of units redeemed/account charges			(652,378)
Net investment income (loss)			(20,909)
Net realized gain (loss)			(2,679)
Realized gain distributions			131,816
Net change in unrealized appreciation (depreciation)			(88,181)
Net assets			$564,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	447	$565	1.25%	0.7%	12/31/2024	$1.28	0	$0	1.00%	0.9%	12/31/2024	$1.30	0	$0	0.75%	1.2%
12/31/2023	1.26	478	601	1.25%	1.9%	12/31/2023	1.27	0	0	1.00%	2.2%	12/31/2023	1.28	0	0	0.75%	2.4%
12/31/2022	1.23	440	542	1.25%	-13.2%	12/31/2022	1.24	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.7%
12/31/2021	1.42	205	290	1.25%	12.0%	12/31/2021	1.43	0	0	1.00%	12.3%	12/31/2021	1.43	0	0	0.75%	12.5%
12/31/2020	1.27	187	237	1.25%	26.7%	12/31/2020	1.27	0	0	1.00%	27.0%	12/31/2020	1.27	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	0.50%	1.4%	12/31/2024	$1.33	0	$0	0.25%	1.7%	12/31/2024	$1.34	0	$0	0.00%	1.9%
12/31/2023	1.29	0	0	0.50%	2.7%	12/31/2023	1.31	0	0	0.25%	3.0%	12/31/2023	1.32	0	0	0.00%	3.2%
12/31/2022	1.26	0	0	0.50%	-12.5%	12/31/2022	1.27	0	0	0.25%	-12.3%	12/31/2022	1.28	0	0	0.00%	-12.1%
12/31/2021	1.44	0	0	0.50%	12.8%	12/31/2021	1.45	0	0	0.25%	13.1%	12/31/2021	1.45	0	0	0.00%	13.4%
12/31/2020	1.28	0	0	0.50%	27.6%	12/31/2020	1.28	0	0	0.25%	27.9%	12/31/2020	1.28	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.2%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price New Era I Class - 06-4GR (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	1.25%	3.4%	12/31/2024	$1.36	0	$0	1.00%	3.7%	12/31/2024	$1.37	0	$0	0.75%	3.9%
12/31/2023	1.30	0	0	1.25%	0.0%	12/31/2023	1.31	0	0	1.00%	0.3%	12/31/2023	1.32	0	0	0.75%	0.5%
12/31/2022	1.30	0	0	1.25%	6.1%	12/31/2022	1.31	0	0	1.00%	6.3%	12/31/2022	1.32	0	0	0.75%	6.6%
12/31/2021	1.22	0	0	1.25%	24.0%	12/31/2021	1.23	0	0	1.00%	24.3%	12/31/2021	1.23	0	0	0.75%	24.6%
12/31/2020	0.99	0	0	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.2%	12/31/2020	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	4.2%	12/31/2024	$1.41	0	$0	0.25%	4.4%	12/31/2024	$1.43	0	$0	0.00%	4.7%
12/31/2023	1.34	0	0	0.50%	0.8%	12/31/2023	1.35	0	0	0.25%	1.0%	12/31/2023	1.36	0	0	0.00%	1.3%
12/31/2022	1.32	0	0	0.50%	6.9%	12/31/2022	1.33	0	0	0.25%	7.1%	12/31/2022	1.34	0	0	0.00%	7.4%
12/31/2021	1.24	0	0	0.50%	24.9%	12/31/2021	1.25	0	0	0.25%	25.2%	12/31/2021	1.25	0	0	0.00%	25.5%
12/31/2020	0.99	0	0	0.50%	-0.7%	12/31/2020	1.00	0	0	0.25%	-0.5%	12/31/2020	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	1.25%	10.4%	12/31/2024	$1.38	0	$0	1.00%	10.7%	12/31/2024	$1.40	0	$0	0.75%	10.9%
12/31/2023	1.23	0	0	1.25%	16.1%	12/31/2023	1.25	0	0	1.00%	16.4%	12/31/2023	1.26	0	0	0.75%	16.7%
12/31/2022	1.06	0	0	1.25%	-24.3%	12/31/2022	1.07	0	0	1.00%	-24.1%	12/31/2022	1.08	0	0	0.75%	-23.9%
12/31/2021	1.40	0	0	1.25%	15.8%	12/31/2021	1.41	0	0	1.00%	16.1%	12/31/2021	1.42	0	0	0.75%	16.4%
12/31/2020	1.21	0	0	1.25%	21.3%	12/31/2020	1.22	0	0	1.00%	21.6%	12/31/2020	1.22	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	11.2%	12/31/2024	$1.43	0	$0	0.25%	11.5%	12/31/2024	$1.45	0	$0	0.00%	11.8%
12/31/2023	1.27	0	0	0.50%	17.0%	12/31/2023	1.28	0	0	0.25%	17.3%	12/31/2023	1.30	0	0	0.00%	17.6%
12/31/2022	1.09	0	0	0.50%	-23.8%	12/31/2022	1.09	0	0	0.25%	-23.6%	12/31/2022	1.10	0	0	0.00%	-23.4%
12/31/2021	1.43	0	0	0.50%	16.7%	12/31/2021	1.43	0	0	0.25%	17.0%	12/31/2021	1.44	0	0	0.00%	17.3%
12/31/2020	1.22	0	0	0.50%	22.1%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Spec Mod Gr I Inst Class - 06-4MP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(63)
Net investment income (loss)			(63)

Gain (loss) on investments:
Net realized gain (loss)			6,272
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,818)
Net gain (loss)			454

Increase (decrease) in net assets from operations			$391

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(63)	$375
Net realized gain (loss)		6,272	240
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,818)	5,818

Increase (decrease) in net assets from operations		391	6,433

Contract owner transactions:
Proceeds from units sold		443	90,610
Cost of units redeemed		(41,061)	(56,579)
Account charges		-	(237)
Increase (decrease)		(40,618)	33,794
Net increase (decrease)		(40,227)	40,227
Net assets, beginning		40,227	-
Net assets, ending		$-	$40,227

Units sold		387	75,863
Units redeemed		(29,614)	(46,636)
Net increase (decrease)		(29,227)	29,227
Units outstanding, beginning		29,227	-
Units outstanding, ending		-	29,227

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,053
Cost of units redeemed/account charges			(97,877)
Net investment income (loss)			312
Net realized gain (loss)			6,512
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	0	$0	1.25%	11.3%	12/31/2024	$1.55	0	$0	1.00%	11.6%	12/31/2024	$1.57	0	$0	0.75%	11.9%
12/31/2023	1.38	29	40	1.25%	16.8%	12/31/2023	1.39	0	0	1.00%	17.1%	12/31/2023	1.40	0	0	0.75%	17.3%
12/31/2022	1.18	0	0	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.19	0	0	0.75%	-20.1%
12/31/2021	1.48	0	0	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.50	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	31.5%	12/31/2020	1.32	0	0	1.00%	31.7%	12/31/2020	1.32	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	12.1%	12/31/2024	$1.60	0	$0	0.25%	12.4%	12/31/2024	$1.62	0	$0	0.00%	12.7%
12/31/2023	1.41	0	0	0.50%	17.6%	12/31/2023	1.43	0	0	0.25%	17.9%	12/31/2023	1.44	0	0	0.00%	18.2%
12/31/2022	1.20	0	0	0.50%	-19.9%	12/31/2022	1.21	0	0	0.25%	-19.7%	12/31/2022	1.22	0	0	0.00%	-19.5%
12/31/2021	1.50	0	0	0.50%	13.7%	12/31/2021	1.51	0	0	0.25%	14.0%	12/31/2021	1.51	0	0	0.00%	14.3%
12/31/2020	1.32	0	0	0.50%	32.1%	12/31/2020	1.32	0	0	0.25%	32.3%	12/31/2020	1.32	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Value I Class - 06-4GV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,526,374	$3,548,624	79,484
Receivables: investments sold	6,729
Payables: investments purchased	-
Net assets	$3,533,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,533,103	2,318,207	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$3,533,103	2,318,207

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$45,555
Mortality & expense charges			(45,716)
Net investment income (loss)			(161)

Gain (loss) on investments:
Net realized gain (loss)			13,510
Realized gain distributions			244,751
Net change in unrealized appreciation (depreciation)			193,455
Net gain (loss)			451,716

Increase (decrease) in net assets from operations			$451,555

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(161)	$5,425
Net realized gain (loss)		13,510	(296,121)
Realized gain distributions		244,751	53,168
Net change in unrealized appreciation (depreciation)		193,455	573,461

Increase (decrease) in net assets from operations		451,555	335,933

Contract owner transactions:
Proceeds from units sold		5,177,679	5,165,810
Cost of units redeemed		(5,419,884)	(6,372,772)
Account charges		(5,905)	(5,055)
Increase (decrease)		(248,110)	(1,212,017)
Net increase (decrease)		203,445	(876,084)
Net assets, beginning		3,329,658	4,205,742
Net assets, ending		$3,533,103	$3,329,658

Units sold		3,487,308	4,218,184
Units redeemed		(3,654,045)	(5,213,659)
Net increase (decrease)		(166,737)	(995,475)
Units outstanding, beginning		2,484,944	3,480,419
Units outstanding, ending		2,318,207	2,484,944

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$19,991,315
Cost of units redeemed/account charges			(16,852,768)
Net investment income (loss)			19,144
Net realized gain (loss)			(385,296)
Realized gain distributions			782,958
Net change in unrealized appreciation (depreciation)			(22,250)
Net assets			$3,533,103

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	2,318	$3,533	1.25%	13.7%	12/31/2024	$1.54	0	$0	1.00%	14.0%	12/31/2024	$1.56	0	$0	0.75%	14.3%
12/31/2023	1.34	2,485	3,330	1.25%	10.9%	12/31/2023	1.35	0	0	1.00%	11.2%	12/31/2023	1.37	0	0	0.75%	11.4%
12/31/2022	1.21	3,480	4,206	1.25%	-12.4%	12/31/2022	1.22	0	0	1.00%	-12.1%	12/31/2022	1.23	0	0	0.75%	-11.9%
12/31/2021	1.38	3,599	4,963	1.25%	28.4%	12/31/2021	1.39	0	0	1.00%	28.8%	12/31/2021	1.39	0	0	0.75%	29.1%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.08	0	0	1.00%	7.6%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	0	$0	0.50%	14.6%	12/31/2024	$1.60	0	$0	0.25%	14.9%	12/31/2024	$1.62	0	$0	0.00%	15.2%
12/31/2023	1.38	0	0	0.50%	11.7%	12/31/2023	1.39	0	0	0.25%	12.0%	12/31/2023	1.41	0	0	0.00%	12.3%
12/31/2022	1.24	0	0	0.50%	-11.7%	12/31/2022	1.24	0	0	0.25%	-11.5%	12/31/2022	1.25	0	0	0.00%	-11.3%
12/31/2021	1.40	0	0	0.50%	29.4%	12/31/2021	1.41	0	0	0.25%	29.7%	12/31/2021	1.41	0	0	0.00%	30.1%
12/31/2020	1.08	0	0	0.50%	8.1%	12/31/2020	1.08	0	0	0.25%	8.4%	12/31/2020	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.3%
2022	1.4%
2021	0.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$955,341	$854,718	20,140
Receivables: investments sold	-
Payables: investments purchased	(30,484)
Net assets	$924,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$924,857	736,060	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$924,857	736,060

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$33
Mortality & expense charges			(9,300)
Net investment income (loss)			(9,267)

Gain (loss) on investments:
Net realized gain (loss)			15,237
Realized gain distributions			68,944
Net change in unrealized appreciation (depreciation)			77,050
Net gain (loss)			161,231

Increase (decrease) in net assets from operations			$151,964

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,267)	$(5,225)
Net realized gain (loss)		15,237	2,648
Realized gain distributions		68,944	26,334
Net change in unrealized appreciation (depreciation)		77,050	41,693

Increase (decrease) in net assets from operations		151,964	65,450

Contract owner transactions:
Proceeds from units sold		299,003	311,785
Cost of units redeemed		(98,744)	(200,914)
Account charges		(828)	(417)
Increase (decrease)		199,431	110,454
Net increase (decrease)		351,395	175,904
Net assets, beginning		573,462	397,558
Net assets, ending		$924,857	$573,462

Units sold		255,718	316,429
Units redeemed		(78,281)	(220,751)
Net increase (decrease)		177,437	95,678
Units outstanding, beginning		558,623	462,945
Units outstanding, ending		736,060	558,623

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,216,859
Cost of units redeemed/account charges			(494,012)
Net investment income (loss)			(16,630)
Net realized gain (loss)			17,865
Realized gain distributions			100,152
Net change in unrealized appreciation (depreciation)			100,623
Net assets			$924,857

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	736	$925	1.25%	22.4%	12/31/2024	$1.27	0	$0	1.00%	22.7%	12/31/2024	$1.28	0	$0	0.75%	23.0%
12/31/2023	1.03	559	573	1.25%	19.5%	12/31/2023	1.03	0	0	1.00%	19.8%	12/31/2023	1.04	0	0	0.75%	20.1%
12/31/2022	0.86	463	398	1.25%	-25.4%	12/31/2022	0.86	0	0	1.00%	-25.2%	12/31/2022	0.87	0	0	0.75%	-25.0%
12/31/2021	1.15	0	0	1.25%	15.1%	12/31/2021	1.15	0	0	1.00%	15.4%	12/31/2021	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	23.3%	12/31/2024	$1.31	0	$0	0.25%	23.6%	12/31/2024	$1.32	0	$0	0.00%	23.9%
12/31/2023	1.05	0	0	0.50%	20.4%	12/31/2023	1.06	0	0	0.25%	20.7%	12/31/2023	1.06	0	0	0.00%	21.0%
12/31/2022	0.87	0	0	0.50%	-24.9%	12/31/2022	0.87	0	0	0.25%	-24.7%	12/31/2022	0.88	0	0	0.00%	-24.5%
12/31/2021	1.16	0	0	0.50%	15.8%	12/31/2021	1.16	0	0	0.25%	16.1%	12/31/2021	1.16	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Glbl Multi Sector Bd I Class - 06-64T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30	$30	3
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$30

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30	32	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$30	32

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		30	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		30	-
Net increase (decrease)		30	-
Net assets, beginning		-	-
Net assets, ending		$30	$-

Units sold		32	-
Units redeemed		-	-
Net increase (decrease)		32	-
Units outstanding, beginning		-	-
Units outstanding, ending		32	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$30

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	0	$0	1.25%	3.1%	12/31/2024	$0.95	0	$0	1.00%	3.4%	12/31/2024	$0.96	0	$0	0.75%	3.6%
12/31/2023	0.91	0	0	1.25%	11.0%	12/31/2023	0.92	0	0	1.00%	11.3%	12/31/2023	0.92	0	0	0.75%	11.6%
12/31/2022	0.82	0	0	1.25%	-17.1%	12/31/2022	0.83	0	0	1.00%	-16.9%	12/31/2022	0.83	0	0	0.75%	-16.7%
12/31/2021	0.99	0	0	1.25%	-0.6%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	3.9%	12/31/2024	$0.97	0	$0	0.25%	4.2%	12/31/2024	$0.98	0	$0	0.00%	4.4%
12/31/2023	0.93	0	0	0.50%	11.8%	12/31/2023	0.93	0	0	0.25%	12.1%	12/31/2023	0.94	0	0	0.00%	12.4%
12/31/2022	0.83	0	0	0.50%	-16.5%	12/31/2022	0.83	0	0	0.25%	-16.3%	12/31/2022	0.84	0	0	0.00%	-16.1%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Intl Discovery - 06-63M

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$821,182	$835,516	13,138
Receivables: investments sold	4,286
Payables: investments purchased	-
Net assets	$825,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$825,468	1,115,577	$0.74
Band 100	-	-	0.75
Band 75	-	-	0.75
Band 50	-	-	0.76
Band 25	-	-	0.76
Band 0	-	-	0.77
Total	$825,468	1,115,577

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$17,860
Mortality & expense charges			(9,679)
Net investment income (loss)			8,181

Gain (loss) on investments:
Net realized gain (loss)			2,365
Realized gain distributions			12,818
Net change in unrealized appreciation (depreciation)			(7,258)
Net gain (loss)			7,925

Increase (decrease) in net assets from operations			$16,106

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,181	$667
Net realized gain (loss)		2,365	(15,839)
Realized gain distributions		12,818	5,652
Net change in unrealized appreciation (depreciation)		(7,258)	84,332

Increase (decrease) in net assets from operations		16,106	74,812

Contract owner transactions:
Proceeds from units sold		193,900	121,977
Cost of units redeemed		(100,415)	(100,769)
Account charges		(463)	(1,508)
Increase (decrease)		93,022	19,700
Net increase (decrease)		109,128	94,512
Net assets, beginning		716,340	621,828
Net assets, ending		$825,468	$716,340

Units sold		262,125	182,346
Units redeemed		(137,632)	(152,533)
Net increase (decrease)		124,493	29,813
Units outstanding, beginning		991,084	961,271
Units outstanding, ending		1,115,577	991,084

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,136,938
Cost of units redeemed/account charges			(307,290)
Net investment income (loss)			3,439
Net realized gain (loss)			(31,699)
Realized gain distributions			38,414
Net change in unrealized appreciation (depreciation)			(14,334)
Net assets			$825,468

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.74	1,116	$825	1.25%	2.4%	12/31/2024	$0.75	0	$0	1.00%	2.6%	12/31/2024	$0.75	0	$0	0.75%	2.9%
12/31/2023	0.72	991	716	1.25%	11.7%	12/31/2023	0.73	0	0	1.00%	12.0%	12/31/2023	0.73	0	0	0.75%	12.3%
12/31/2022	0.65	961	622	1.25%	-31.2%	12/31/2022	0.65	0	0	1.00%	-31.0%	12/31/2022	0.65	0	0	0.75%	-30.9%
12/31/2021	0.94	0	0	1.25%	-6.0%	12/31/2021	0.94	0	0	1.00%	-5.9%	12/31/2021	0.94	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.76	0	$0	0.50%	3.2%	12/31/2024	$0.76	0	$0	0.25%	3.4%	12/31/2024	$0.77	0	$0	0.00%	3.7%
12/31/2023	0.74	0	0	0.50%	12.6%	12/31/2023	0.74	0	0	0.25%	12.9%	12/31/2023	0.74	0	0	0.00%	13.1%
12/31/2022	0.65	0	0	0.50%	-30.7%	12/31/2022	0.66	0	0	0.25%	-30.5%	12/31/2022	0.66	0	0	0.00%	-30.3%
12/31/2021	0.94	0	0	0.50%	-5.8%	12/31/2021	0.94	0	0	0.25%	-5.7%	12/31/2021	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	1.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Adv Class - 06-63R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,014	$225,231	18,935
Receivables: investments sold	4,175
Payables: investments purchased	-
Net assets	$242,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$242,189	224,326	$1.08
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$242,189	224,326

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,047
Mortality & expense charges			(3,677)
Net investment income (loss)			(630)

Gain (loss) on investments:
Net realized gain (loss)			40,234
Realized gain distributions			957
Net change in unrealized appreciation (depreciation)			(5,094)
Net gain (loss)			36,097

Increase (decrease) in net assets from operations			$35,467

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(630)	$658
Net realized gain (loss)		40,234	3,636
Realized gain distributions		957	3,299
Net change in unrealized appreciation (depreciation)		(5,094)	21,562

Increase (decrease) in net assets from operations		35,467	29,155

Contract owner transactions:
Proceeds from units sold		186,182	167,102
Cost of units redeemed		(203,361)	(51,607)
Account charges		(8,938)	(3,502)
Increase (decrease)		(26,117)	111,993
Net increase (decrease)		9,350	141,148
Net assets, beginning		232,839	91,691
Net assets, ending		$242,189	$232,839

Units sold		189,099	196,893
Units redeemed		(207,610)	(67,810)
Net increase (decrease)		(18,511)	129,083
Units outstanding, beginning		242,837	113,754
Units outstanding, ending		224,326	242,837

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$499,105
Cost of units redeemed/account charges			(315,845)
Net investment income (loss)			433
Net realized gain (loss)			39,294
Realized gain distributions			6,419
Net change in unrealized appreciation (depreciation)			12,783
Net assets			$242,189

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	224	$242	1.25%	12.6%	12/31/2024	$1.09	0	$0	1.00%	12.9%	12/31/2024	$1.10	0	$0	0.75%	13.2%
12/31/2023	0.96	243	233	1.25%	19.0%	12/31/2023	0.96	0	0	1.00%	19.3%	12/31/2023	0.97	0	0	0.75%	19.5%
12/31/2022	0.81	114	92	1.25%	-20.4%	12/31/2022	0.81	0	0	1.00%	-20.2%	12/31/2022	0.81	0	0	0.75%	-20.0%
12/31/2021	1.01	6	6	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	13.5%	12/31/2024	$1.12	0	$0	0.25%	13.7%	12/31/2024	$1.12	0	$0	0.00%	14.0%
12/31/2023	0.98	0	0	0.50%	19.8%	12/31/2023	0.98	0	0	0.25%	20.1%	12/31/2023	0.99	0	0	0.00%	20.4%
12/31/2022	0.81	0	0	0.50%	-19.8%	12/31/2022	0.82	0	0	0.25%	-19.6%	12/31/2022	0.82	0	0	0.00%	-19.4%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.7%
2022	2.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 R Class - 06-63W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,218	$215,642	18,081
Receivables: investments sold	327
Payables: investments purchased	-
Net assets	$230,545

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$230,545	215,401	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$230,545	215,401

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,590
Mortality & expense charges			(2,333)
Net investment income (loss)			257

Gain (loss) on investments:
Net realized gain (loss)			12,710
Realized gain distributions			921
Net change in unrealized appreciation (depreciation)			4,660
Net gain (loss)			18,291

Increase (decrease) in net assets from operations			$18,548

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$257	$451
Net realized gain (loss)		12,710	446
Realized gain distributions		921	1,862
Net change in unrealized appreciation (depreciation)		4,660	11,008

Increase (decrease) in net assets from operations		18,548	13,767

Contract owner transactions:
Proceeds from units sold		162,332	103,802
Cost of units redeemed		(84,268)	(14,212)
Account charges		(929)	(548)
Increase (decrease)		77,135	89,042
Net increase (decrease)		95,683	102,809
Net assets, beginning		134,862	32,053
Net assets, ending		$230,545	$134,862

Units sold		155,602	119,368
Units redeemed		(81,676)	(17,800)
Net increase (decrease)		73,926	101,568
Units outstanding, beginning		141,475	39,907
Units outstanding, ending		215,401	141,475

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$315,008
Cost of units redeemed/account charges			(115,001)
Net investment income (loss)			777
Net realized gain (loss)			11,635
Realized gain distributions			3,550
Net change in unrealized appreciation (depreciation)			14,576
Net assets			$230,545

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	215	$231	1.25%	12.3%	12/31/2024	$1.08	0	$0	1.00%	12.6%	12/31/2024	$1.09	0	$0	0.75%	12.8%
12/31/2023	0.95	141	135	1.25%	18.7%	12/31/2023	0.96	0	0	1.00%	19.0%	12/31/2023	0.96	0	0	0.75%	19.3%
12/31/2022	0.80	40	32	1.25%	-20.7%	12/31/2022	0.81	0	0	1.00%	-20.5%	12/31/2022	0.81	0	0	0.75%	-20.3%
12/31/2021	1.01	2	2	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	13.1%	12/31/2024	$1.11	0	$0	0.25%	13.4%	12/31/2024	$1.11	0	$0	0.00%	13.7%
12/31/2023	0.97	0	0	0.50%	19.6%	12/31/2023	0.98	0	0	0.25%	19.9%	12/31/2023	0.98	0	0	0.00%	20.2%
12/31/2022	0.81	0	0	0.50%	-20.1%	12/31/2022	0.81	0	0	0.25%	-19.9%	12/31/2022	0.82	0	0	0.00%	-19.7%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.6%
2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund R Class - 06-775

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,777,600	$3,528,495	109,763
Receivables: investments sold	-
Payables: investments purchased	(1,731)
Net assets	$3,775,869

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,640,474	374,936	$4.38
Band 100	1,651,779	357,987	4.61
Band 75	-	-	4.87
Band 50	483,616	94,246	5.13
Band 25	-	-	5.41
Band 0	-	-	5.74
Total	$3,775,869	827,169

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$59,684
Mortality & expense charges			(42,892)
Net investment income (loss)			16,792

Gain (loss) on investments:
Net realized gain (loss)			108,030
Realized gain distributions			241,427
Net change in unrealized appreciation (depreciation)			35,225
Net gain (loss)			384,682

Increase (decrease) in net assets from operations			$401,474

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,792	$23,697
Net realized gain (loss)		108,030	22,438
Realized gain distributions		241,427	170,053
Net change in unrealized appreciation (depreciation)		35,225	103,933

Increase (decrease) in net assets from operations		401,474	320,121

Contract owner transactions:
Proceeds from units sold		42,655	89,032
Cost of units redeemed		(989,689)	(705,360)
Account charges		(538)	(640)
Increase (decrease)		(947,572)	(616,968)
Net increase (decrease)		(546,098)	(296,847)
Net assets, beginning		4,321,967	4,618,814
Net assets, ending		$3,775,869	$4,321,967

Units sold		10,121	25,792
Units redeemed		(225,624)	(182,604)
Net increase (decrease)		(215,503)	(156,812)
Units outstanding, beginning		1,042,672	1,199,484
Units outstanding, ending		827,169	1,042,672

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$43,955,049
Cost of units redeemed/account charges			(50,117,223)
Net investment income (loss)			667,088
Net realized gain (loss)			3,312,316
Realized gain distributions			5,709,534
Net change in unrealized appreciation (depreciation)			249,105
Net assets			$3,775,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.38	375	$1,640	1.25%	9.9%	12/31/2024	$4.61	358	$1,652	1.00%	10.2%	12/31/2024	$4.87	0	$0	0.75%	10.4%
12/31/2023	3.98	444	1,766	1.25%	7.7%	12/31/2023	4.19	496	2,076	1.00%	8.0%	12/31/2023	4.41	0	0	0.75%	8.2%
12/31/2022	3.70	502	1,856	1.25%	-5.0%	12/31/2022	3.88	551	2,139	1.00%	-4.8%	12/31/2022	4.07	0	0	0.75%	-4.5%
12/31/2021	3.89	720	2,802	1.25%	23.4%	12/31/2021	4.07	584	2,380	1.00%	23.7%	12/31/2021	4.26	0	0	0.75%	24.0%
12/31/2020	3.15	724	2,284	1.25%	-0.5%	12/31/2020	3.29	637	2,097	1.00%	-0.3%	12/31/2020	3.44	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.13	94	$484	0.50%	10.7%	12/31/2024	$5.41	0	$0	0.25%	11.0%	12/31/2024	$5.74	0	$0	0.00%	11.3%
12/31/2023	4.64	103	479	0.50%	8.5%	12/31/2023	4.88	0	0	0.25%	8.8%	12/31/2023	5.16	0	0	0.00%	9.1%
12/31/2022	4.27	146	623	0.50%	-4.3%	12/31/2022	4.48	0	0	0.25%	-4.0%	12/31/2022	4.73	0	0	0.00%	-3.8%
12/31/2021	4.46	215	957	0.50%	24.3%	12/31/2021	4.67	0	0	0.25%	24.6%	12/31/2021	4.92	0	0	0.00%	24.9%
12/31/2020	3.59	221	795	0.50%	0.2%	12/31/2020	3.75	0	0	0.25%	0.5%	12/31/2020	3.94	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.5%
2022	1.4%
2021	1.2%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Portfolio - 06-580

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,252,415	$25,441,262	960,911
Receivables: investments sold	66,290
Payables: investments purchased	-
Net assets	$27,318,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,318,705	3,016,075	$9.06
Band 100	-	-	9.55
Band 75	-	-	10.07
Band 50	-	-	10.62
Band 25	-	-	11.20
Band 0	-	-	13.14
Total	$27,318,705	3,016,075

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$526,203
Mortality & expense charges			(366,026)
Net investment income (loss)			160,177

Gain (loss) on investments:
Net realized gain (loss)			612,350
Realized gain distributions			1,781,541
Net change in unrealized appreciation (depreciation)			345,249
Net gain (loss)			2,739,140

Increase (decrease) in net assets from operations			$2,899,317

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$160,177	$231,400
Net realized gain (loss)		612,350	185,313
Realized gain distributions		1,781,541	1,149,179
Net change in unrealized appreciation (depreciation)		345,249	622,745

Increase (decrease) in net assets from operations		2,899,317	2,188,637

Contract owner transactions:
Proceeds from units sold		951,684	1,322,288
Cost of units redeemed		(4,704,520)	(4,649,413)
Account charges		(5,165)	(5,438)
Increase (decrease)		(3,758,001)	(3,332,563)
Net increase (decrease)		(858,684)	(1,143,926)
Net assets, beginning		28,177,389	29,321,315
Net assets, ending		$27,318,705	$28,177,389

Units sold		128,507	175,783
Units redeemed		(543,915)	(607,322)
Net increase (decrease)		(415,408)	(431,539)
Units outstanding, beginning		3,431,483	3,863,022
Units outstanding, ending		3,016,075	3,431,483

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$374,566,567
Cost of units redeemed/account charges			(453,431,167)
Net investment income (loss)			17,864,375
Net realized gain (loss)			41,706,488
Realized gain distributions			44,801,289
Net change in unrealized appreciation (depreciation)			1,811,153
Net assets			$27,318,705

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$9.06	3,016	$27,319	1.25%	10.3%	12/31/2024	$9.55	0	$0	1.00%	10.6%	12/31/2024	$10.07	0	$0	0.75%	10.9%
12/31/2023	8.21	3,431	28,177	1.25%	8.2%	12/31/2023	8.64	0	0	1.00%	8.5%	12/31/2023	9.09	0	0	0.75%	8.7%
12/31/2022	7.59	3,863	29,321	1.25%	-4.5%	12/31/2022	7.96	0	0	1.00%	-4.3%	12/31/2022	8.36	0	0	0.75%	-4.1%
12/31/2021	7.95	4,903	38,987	1.25%	24.0%	12/31/2021	8.32	0	0	1.00%	24.3%	12/31/2021	8.71	0	0	0.75%	24.6%
12/31/2020	6.41	5,369	34,432	1.25%	-0.1%	12/31/2020	6.70	0	0	1.00%	0.2%	12/31/2020	6.99	0	0	0.75%	0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$10.62	0	$0	0.50%	11.1%	12/31/2024	$11.20	0	$0	0.25%	11.4%	12/31/2024	$13.14	0	$0	0.00%	11.7%
12/31/2023	9.56	0	0	0.50%	9.0%	12/31/2023	10.05	0	0	0.25%	9.3%	12/31/2023	11.76	0	0	0.00%	9.5%
12/31/2022	8.77	0	0	0.50%	-3.8%	12/31/2022	9.20	0	0	0.25%	-3.6%	12/31/2022	10.74	0	0	0.00%	-3.3%
12/31/2021	9.12	0	0	0.50%	24.9%	12/31/2021	9.54	0	0	0.25%	25.2%	12/31/2021	11.11	0	0	0.00%	25.5%
12/31/2020	7.30	0	0	0.50%	0.7%	12/31/2020	7.62	0	0	0.25%	0.9%	12/31/2020	8.85	0	0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.0%
2022	1.9%
2021	1.6%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Small-Cap Value Fund Inst Class - 06-74F (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /24 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	1.25%	0.2%	12/31/2024	$1.00	0	$0	1.00%	0.2%	12/31/2024	$1.00	0	$0	0.75%	0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	0.3%	12/31/2024	$1.00	0	$0	0.25%	0.3%	12/31/2024	$1.00	0	$0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TrowePrice Instl Mdcap Eqty Gr Institutional Class - 06-6YN (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	2.2%	12/31/2024	$1.02	0	$0	1.00%	2.3%	12/31/2024	$1.02	0	$0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	0.50%	2.5%	12/31/2024	$1.03	0	$0	0.25%	2.6%	12/31/2024	$1.03	0	$0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Science & Tech Inst Class - 06-6X9 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.27
Band 25	-	-	1.27
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	26.3%	12/31/2024	$1.27	0	$0	1.00%	26.6%	12/31/2024	$1.27	0	$0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	0.50%	27.0%	12/31/2024	$1.27	0	$0	0.25%	27.2%	12/31/2024	$1.27	0	$0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R3 Class - 06-985

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$503,465	$531,036	16,537
Receivables: investments sold	-
Payables: investments purchased	(62)
Net assets	$503,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$418,318	121,581	$3.44
Band 100	85,085	23,520	3.62
Band 75	-	-	3.80
Band 50	-	-	4.00
Band 25	-	-	4.20
Band 0	-	-	4.42
Total	$503,403	145,101

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,960)
Net investment income (loss)			(5,960)

Gain (loss) on investments:
Net realized gain (loss)			(7,660)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			94,732
Net gain (loss)			87,072

Increase (decrease) in net assets from operations			$81,112

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,960)	$(5,643)
Net realized gain (loss)		(7,660)	(49,753)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		94,732	129,077

Increase (decrease) in net assets from operations		81,112	73,681

Contract owner transactions:
Proceeds from units sold		10,847	8,930
Cost of units redeemed		(49,676)	(96,941)
Account charges		(73)	(121)
Increase (decrease)		(38,902)	(88,132)
Net increase (decrease)		42,210	(14,451)
Net assets, beginning		461,193	475,644
Net assets, ending		$503,403	$461,193

Units sold		3,403	3,293
Units redeemed		(15,315)	(37,745)
Net increase (decrease)		(11,912)	(34,452)
Units outstanding, beginning		157,013	191,465
Units outstanding, ending		145,101	157,013

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,132,197
Cost of units redeemed/account charges			(17,916,889)
Net investment income (loss)			(362,704)
Net realized gain (loss)			1,279,996
Realized gain distributions			398,374
Net change in unrealized appreciation (depreciation)			(27,571)
Net assets			$503,403

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	122	$418	1.25%	18.1%	12/31/2024	$3.62	24	$85	1.00%	18.4%	12/31/2024	$3.80	0	$0	0.75%	18.7%
12/31/2023	2.91	130	379	1.25%	18.1%	12/31/2023	3.06	27	82	1.00%	18.4%	12/31/2023	3.20	0	0	0.75%	18.6%
12/31/2022	2.47	163	403	1.25%	-35.0%	12/31/2022	2.58	28	73	1.00%	-34.9%	12/31/2022	2.70	0	0	0.75%	-34.7%
12/31/2021	3.80	161	610	1.25%	-5.7%	12/31/2021	3.96	29	114	1.00%	-5.4%	12/31/2021	4.14	0	0	0.75%	-5.2%
12/31/2020	4.03	155	626	1.25%	39.6%	12/31/2020	4.19	40	168	1.00%	40.0%	12/31/2020	4.36	0	0	0.75%	40.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.00	0	$0	0.50%	19.0%	12/31/2024	$4.20	0	$0	0.25%	19.3%	12/31/2024	$4.42	0	$0	0.00%	19.6%
12/31/2023	3.36	0	0	0.50%	18.9%	12/31/2023	3.52	0	0	0.25%	19.2%	12/31/2023	3.70	0	0	0.00%	19.5%
12/31/2022	2.83	0	0	0.50%	-34.5%	12/31/2022	2.96	0	0	0.25%	-34.4%	12/31/2022	3.09	0	0	0.00%	-34.2%
12/31/2021	4.32	0	0	0.50%	-5.0%	12/31/2021	4.50	0	0	0.25%	-4.7%	12/31/2021	4.70	0	0	0.00%	-4.5%
12/31/2020	4.54	0	0	0.50%	40.7%	12/31/2020	4.73	0	0	0.25%	41.0%	12/31/2020	4.92	0	0	0.00%	41.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R5 Class - 06-316

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,479,699	$1,403,327	56,846
Receivables: investments sold	2,868
Payables: investments purchased	-
Net assets	$1,482,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,482,567	870,909	$1.70
Band 100	-	-	1.78
Band 75	-	-	1.86
Band 50	-	-	1.94
Band 25	-	-	2.03
Band 0	-	-	2.12
Total	$1,482,567	870,909

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,250
Mortality & expense charges			(18,521)
Net investment income (loss)			8,729

Gain (loss) on investments:
Net realized gain (loss)			37,498
Realized gain distributions			67,647
Net change in unrealized appreciation (depreciation)			22,626
Net gain (loss)			127,771

Increase (decrease) in net assets from operations			$136,500

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,729	$8,765
Net realized gain (loss)		37,498	(13,768)
Realized gain distributions		67,647	4,964
Net change in unrealized appreciation (depreciation)		22,626	157,622

Increase (decrease) in net assets from operations		136,500	157,583

Contract owner transactions:
Proceeds from units sold		456,088	469,741
Cost of units redeemed		(412,196)	(413,520)
Account charges		(3,353)	(3,945)
Increase (decrease)		40,539	52,276
Net increase (decrease)		177,039	209,859
Net assets, beginning		1,305,528	1,095,669
Net assets, ending		$1,482,567	$1,305,528

Units sold		271,476	321,943
Units redeemed		(245,328)	(289,353)
Net increase (decrease)		26,148	32,590
Units outstanding, beginning		844,761	812,171
Units outstanding, ending		870,909	844,761

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,868,810
Cost of units redeemed/account charges			(41,507,469)
Net investment income (loss)			94,348
Net realized gain (loss)			(1,314,748)
Realized gain distributions			1,265,254
Net change in unrealized appreciation (depreciation)			76,372
Net assets			$1,482,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	871	$1,483	1.25%	10.2%	12/31/2024	$1.78	0	$0	1.00%	10.4%	12/31/2024	$1.86	0	$0	0.75%	10.7%
12/31/2023	1.55	845	1,306	1.25%	14.6%	12/31/2023	1.61	0	0	1.00%	14.8%	12/31/2023	1.68	0	0	0.75%	15.1%
12/31/2022	1.35	812	1,096	1.25%	-17.8%	12/31/2022	1.40	0	0	1.00%	-17.6%	12/31/2022	1.46	0	0	0.75%	-17.4%
12/31/2021	1.64	1,291	2,118	1.25%	6.2%	12/31/2021	1.70	0	0	1.00%	6.5%	12/31/2021	1.76	0	0	0.75%	6.8%
12/31/2020	1.54	329	508	1.25%	21.0%	12/31/2020	1.60	0	0	1.00%	21.3%	12/31/2020	1.65	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	11.0%	12/31/2024	$2.03	0	$0	0.25%	11.3%	12/31/2024	$2.12	0	$0	0.00%	11.5%
12/31/2023	1.75	0	0	0.50%	15.4%	12/31/2023	1.82	0	0	0.25%	15.7%	12/31/2023	1.90	0	0	0.00%	16.0%
12/31/2022	1.52	0	0	0.50%	-17.1%	12/31/2022	1.58	0	0	0.25%	-16.9%	12/31/2022	1.64	0	0	0.00%	-16.7%
12/31/2021	1.83	0	0	0.50%	7.0%	12/31/2021	1.90	0	0	0.25%	7.3%	12/31/2021	1.97	0	0	0.00%	7.6%
12/31/2020	1.71	0	0	0.50%	22.0%	12/31/2020	1.77	0	0	0.25%	22.3%	12/31/2020	1.83	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.1%
2022	1.4%
2021	2.3%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R3 Class - 06-990

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,302,555	$1,346,330	52,393
Receivables: investments sold	5,723
Payables: investments purchased	-
Net assets	$1,308,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,162,193	443,667	$2.62
Band 100	146,085	53,041	2.75
Band 75	-	-	2.90
Band 50	-	-	3.04
Band 25	-	-	3.20
Band 0	-	-	3.37
Total	$1,308,278	496,708

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,935
Mortality & expense charges			(16,591)
Net investment income (loss)			2,344

Gain (loss) on investments:
Net realized gain (loss)			5,814
Realized gain distributions			64,786
Net change in unrealized appreciation (depreciation)			52,122
Net gain (loss)			122,722

Increase (decrease) in net assets from operations			$125,066

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,344	$4,236
Net realized gain (loss)		5,814	(82,363)
Realized gain distributions		64,786	4,840
Net change in unrealized appreciation (depreciation)		52,122	224,144

Increase (decrease) in net assets from operations		125,066	150,857

Contract owner transactions:
Proceeds from units sold		207,732	309,092
Cost of units redeemed		(272,363)	(296,977)
Account charges		(2,611)	(2,381)
Increase (decrease)		(67,242)	9,734
Net increase (decrease)		57,824	160,591
Net assets, beginning		1,250,454	1,089,863
Net assets, ending		$1,308,278	$1,250,454

Units sold		79,790	135,270
Units redeemed		(103,864)	(130,833)
Net increase (decrease)		(24,074)	4,437
Units outstanding, beginning		520,782	516,345
Units outstanding, ending		496,708	520,782

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$32,434,431
Cost of units redeemed/account charges			(34,679,743)
Net investment income (loss)			(276,084)
Net realized gain (loss)			1,390,452
Realized gain distributions			2,482,997
Net change in unrealized appreciation (depreciation)			(43,775)
Net assets			$1,308,278

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.62	444	$1,162	1.25%	9.7%	12/31/2024	$2.75	53	$146	1.00%	9.9%	12/31/2024	$2.90	0	$0	0.75%	10.2%
12/31/2023	2.39	465	1,111	1.25%	14.0%	12/31/2023	2.51	56	140	1.00%	14.3%	12/31/2023	2.63	0	0	0.75%	14.6%
12/31/2022	2.09	432	905	1.25%	-18.2%	12/31/2022	2.19	84	185	1.00%	-18.0%	12/31/2022	2.29	0	0	0.75%	-17.7%
12/31/2021	2.56	681	1,744	1.25%	5.8%	12/31/2021	2.67	102	273	1.00%	6.0%	12/31/2021	2.79	0	0	0.75%	6.3%
12/31/2020	2.42	623	1,507	1.25%	21.1%	12/31/2020	2.52	115	290	1.00%	21.4%	12/31/2020	2.62	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.04	0	$0	0.50%	10.5%	12/31/2024	$3.20	0	$0	0.25%	10.8%	12/31/2024	$3.37	0	$0	0.00%	11.1%
12/31/2023	2.76	0	0	0.50%	14.9%	12/31/2023	2.89	0	0	0.25%	15.2%	12/31/2023	3.03	0	0	0.00%	15.5%
12/31/2022	2.40	0	0	0.50%	-17.5%	12/31/2022	2.51	0	0	0.25%	-17.3%	12/31/2022	2.63	0	0	0.00%	-17.1%
12/31/2021	2.91	0	0	0.50%	6.6%	12/31/2021	3.04	0	0	0.25%	6.8%	12/31/2021	3.17	0	0	0.00%	7.1%
12/31/2020	2.73	0	0	0.50%	22.0%	12/31/2020	2.84	0	0	0.25%	22.3%	12/31/2020	2.96	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.6%
2022	1.2%
2021	1.1%
2020	-0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R5 Class - 06-986

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,197	$10,307	434
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,197	4,237	$2.64
Band 100	-	-	2.74
Band 75	-	-	2.84
Band 50	-	-	2.95
Band 25	-	-	3.06
Band 0	-	-	3.17
Total	$11,197	4,237

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,410
Mortality & expense charges			(676)
Net investment income (loss)			1,734

Gain (loss) on investments:
Net realized gain (loss)			7,698
Realized gain distributions			88
Net change in unrealized appreciation (depreciation)			(3,507)
Net gain (loss)			4,279

Increase (decrease) in net assets from operations			$6,013

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,734	$5,175
Net realized gain (loss)		7,698	7,217
Realized gain distributions		88	-
Net change in unrealized appreciation (depreciation)		(3,507)	8,890

Increase (decrease) in net assets from operations		6,013	21,282

Contract owner transactions:
Proceeds from units sold		2,290	12,001
Cost of units redeemed		(51,951)	(172,245)
Account charges		(190)	(276)
Increase (decrease)		(49,851)	(160,520)
Net increase (decrease)		(43,838)	(139,238)
Net assets, beginning		55,035	194,273
Net assets, ending		$11,197	$55,035

Units sold		917	5,576
Units redeemed		(19,994)	(78,282)
Net increase (decrease)		(19,077)	(72,706)
Units outstanding, beginning		23,314	96,020
Units outstanding, ending		4,237	23,314

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,830,547
Cost of units redeemed/account charges			(4,057,004)
Net investment income (loss)			182,607
Net realized gain (loss)			54,069
Realized gain distributions			88
Net change in unrealized appreciation (depreciation)			890
Net assets			$11,197

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.64	4	$11	1.25%	12.0%	12/31/2024	$2.74	0	$0	1.00%	12.2%	12/31/2024	$2.84	0	$0	0.75%	12.5%
12/31/2023	2.36	23	55	1.25%	16.7%	12/31/2023	2.44	0	0	1.00%	17.0%	12/31/2023	2.53	0	0	0.75%	17.3%
12/31/2022	2.02	96	194	1.25%	-9.2%	12/31/2022	2.09	0	0	1.00%	-9.0%	12/31/2022	2.15	0	0	0.75%	-8.8%
12/31/2021	2.23	94	209	1.25%	18.8%	12/31/2021	2.29	0	0	1.00%	19.1%	12/31/2021	2.36	0	0	0.75%	19.4%
12/31/2020	1.88	137	258	1.25%	-1.8%	12/31/2020	1.93	0	0	1.00%	-1.6%	12/31/2020	1.98	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.95	0	$0	0.50%	12.8%	12/31/2024	$3.06	0	$0	0.25%	13.1%	12/31/2024	$3.17	0	$0	0.00%	13.4%
12/31/2023	2.61	0	0	0.50%	17.5%	12/31/2023	2.70	0	0	0.25%	17.8%	12/31/2023	2.80	0	0	0.00%	18.1%
12/31/2022	2.22	0	0	0.50%	-8.6%	12/31/2022	2.29	0	0	0.25%	-8.3%	12/31/2022	2.37	0	0	0.00%	-8.1%
12/31/2021	2.43	0	0	0.50%	19.7%	12/31/2021	2.50	0	0	0.25%	20.0%	12/31/2021	2.58	0	0	0.00%	20.3%
12/31/2020	2.03	0	0	0.50%	-1.1%	12/31/2020	2.09	0	0	0.25%	-0.8%	12/31/2020	2.14	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	7.3%
2023	5.6%
2022	5.1%
2021	5.4%
2020	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R3 Class - 06-987

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,826	$148,352	6,721
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$171,866

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,077	39,548	$2.45
Band 100	74,789	29,377	2.55
Band 75	-	-	2.64
Band 50	-	-	2.74
Band 25	-	-	2.84
Band 0	-	-	2.95
Total	$171,866	68,925

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,995
Mortality & expense charges			(1,893)
Net investment income (loss)			5,102

Gain (loss) on investments:
Net realized gain (loss)			971
Realized gain distributions			1,449
Net change in unrealized appreciation (depreciation)			10,058
Net gain (loss)			12,478

Increase (decrease) in net assets from operations			$17,580

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,102	$4,976
Net realized gain (loss)		971	480
Realized gain distributions		1,449	-
Net change in unrealized appreciation (depreciation)		10,058	16,158

Increase (decrease) in net assets from operations		17,580	21,614

Contract owner transactions:
Proceeds from units sold		8,164	5,249
Cost of units redeemed		(5,603)	(11,631)
Account charges		(10)	(13)
Increase (decrease)		2,551	(6,395)
Net increase (decrease)		20,131	15,219
Net assets, beginning		151,735	136,516
Net assets, ending		$171,866	$151,735

Units sold		3,474	2,560
Units redeemed		(2,371)	(5,614)
Net increase (decrease)		1,103	(3,054)
Units outstanding, beginning		67,822	70,876
Units outstanding, ending		68,925	67,822

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,478,547
Cost of units redeemed/account charges			(2,490,045)
Net investment income (loss)			190,912
Net realized gain (loss)			(32,471)
Realized gain distributions			1,449
Net change in unrealized appreciation (depreciation)			23,474
Net assets			$171,866

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	40	$97	1.25%	11.4%	12/31/2024	$2.55	29	$75	1.00%	11.6%	12/31/2024	$2.64	0	$0	0.75%	11.9%
12/31/2023	2.20	38	84	1.25%	16.2%	12/31/2023	2.28	30	67	1.00%	16.4%	12/31/2023	2.36	0	0	0.75%	16.7%
12/31/2022	1.90	38	71	1.25%	-9.8%	12/31/2022	1.96	33	65	1.00%	-9.5%	12/31/2022	2.02	0	0	0.75%	-9.3%
12/31/2021	2.10	148	312	1.25%	18.2%	12/31/2021	2.16	40	86	1.00%	18.5%	12/31/2021	2.23	0	0	0.75%	18.8%
12/31/2020	1.78	154	273	1.25%	-2.3%	12/31/2020	1.83	40	73	1.00%	-2.1%	12/31/2020	1.88	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.74	0	$0	0.50%	12.2%	12/31/2024	$2.84	0	$0	0.25%	12.5%	12/31/2024	$2.95	0	$0	0.00%	12.8%
12/31/2023	2.44	0	0	0.50%	17.0%	12/31/2023	2.52	0	0	0.25%	17.3%	12/31/2023	2.61	0	0	0.00%	17.6%
12/31/2022	2.09	0	0	0.50%	-9.1%	12/31/2022	2.15	0	0	0.25%	-8.8%	12/31/2022	2.22	0	0	0.00%	-8.6%
12/31/2021	2.29	0	0	0.50%	19.1%	12/31/2021	2.36	0	0	0.25%	19.4%	12/31/2021	2.43	0	0	0.00%	19.7%
12/31/2020	1.93	0	0	0.50%	-1.6%	12/31/2020	1.98	0	0	0.25%	-1.3%	12/31/2020	2.03	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	4.6%
2022	3.0%
2021	5.1%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R3 Class - 06-995

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,006,826	$1,003,621	78,011
Receivables: investments sold	-
Payables: investments purchased	(1,258)
Net assets	$1,005,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$808,827	556,333	$1.45
Band 100	196,741	128,702	1.53
Band 75	-	-	1.61
Band 50	-	-	1.69
Band 25	-	-	1.78
Band 0	-	-	1.87
Total	$1,005,568	685,035

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,684
Mortality & expense charges			(20,206)
Net investment income (loss)			38,478

Gain (loss) on investments:
Net realized gain (loss)			10,469
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(2,316)
Net gain (loss)			8,153

Increase (decrease) in net assets from operations			$46,631

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,478	$39,757
Net realized gain (loss)		10,469	(98,080)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(2,316)	190,999

Increase (decrease) in net assets from operations		46,631	132,676

Contract owner transactions:
Proceeds from units sold		583,772	796,967
Cost of units redeemed		(1,903,801)	(2,029,602)
Account charges		(2,847)	(4,485)
Increase (decrease)		(1,322,876)	(1,237,120)
Net increase (decrease)		(1,276,245)	(1,104,444)
Net assets, beginning		2,281,813	3,386,257
Net assets, ending		$1,005,568	$2,281,813

Units sold		409,559	580,185
Units redeemed		(1,331,961)	(1,474,171)
Net increase (decrease)		(922,402)	(893,986)
Units outstanding, beginning		1,607,437	2,501,423
Units outstanding, ending		685,035	1,607,437

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$95,695,081
Cost of units redeemed/account charges			(96,419,312)
Net investment income (loss)			1,207,951
Net realized gain (loss)			237,048
Realized gain distributions			281,595
Net change in unrealized appreciation (depreciation)			3,205
Net assets			$1,005,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	556	$809	1.25%	2.8%	12/31/2024	$1.53	129	$197	1.00%	3.1%	12/31/2024	$1.61	0	$0	0.75%	3.3%
12/31/2023	1.41	1,477	2,089	1.25%	4.7%	12/31/2023	1.48	130	193	1.00%	5.0%	12/31/2023	1.56	0	0	0.75%	5.3%
12/31/2022	1.35	2,354	3,178	1.25%	-8.7%	12/31/2022	1.41	148	209	1.00%	-8.4%	12/31/2022	1.48	0	0	0.75%	-8.2%
12/31/2021	1.48	1,955	2,890	1.25%	-2.5%	12/31/2021	1.54	154	238	1.00%	-2.3%	12/31/2021	1.61	0	0	0.75%	-2.0%
12/31/2020	1.52	2,085	3,161	1.25%	5.8%	12/31/2020	1.58	156	247	1.00%	6.1%	12/31/2020	1.64	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	3.6%	12/31/2024	$1.78	0	$0	0.25%	3.9%	12/31/2024	$1.87	0	$0	0.00%	4.1%
12/31/2023	1.63	0	0	0.50%	5.5%	12/31/2023	1.71	0	0	0.25%	5.8%	12/31/2023	1.79	0	0	0.00%	6.0%
12/31/2022	1.54	0	0	0.50%	-8.0%	12/31/2022	1.62	0	0	0.25%	-7.8%	12/31/2022	1.69	0	0	0.00%	-7.5%
12/31/2021	1.68	0	0	0.50%	-1.8%	12/31/2021	1.75	0	0	0.25%	-1.5%	12/31/2021	1.83	0	0	0.00%	-1.3%
12/31/2020	1.71	0	0	0.50%	6.6%	12/31/2020	1.78	0	0	0.25%	6.9%	12/31/2020	1.85	338	626	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	2.4%
2022	1.8%
2021	0.9%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R5 Class - 06-953

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,352,235	$1,325,202	104,774
Receivables: investments sold	-
Payables: investments purchased	(2,746)
Net assets	$1,349,489

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,349,489	1,221,297	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$1,349,489	1,221,297

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$53,131
Mortality & expense charges			(16,517)
Net investment income (loss)			36,614

Gain (loss) on investments:
Net realized gain (loss)			40,543
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(37,809)
Net gain (loss)			2,734

Increase (decrease) in net assets from operations			$39,348

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,614	$47,297
Net realized gain (loss)		40,543	(75,272)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(37,809)	200,824

Increase (decrease) in net assets from operations		39,348	172,849

Contract owner transactions:
Proceeds from units sold		695,546	3,099,346
Cost of units redeemed		(1,025,963)	(4,390,232)
Account charges		(2,352)	(6,288)
Increase (decrease)		(332,769)	(1,297,174)
Net increase (decrease)		(293,421)	(1,124,325)
Net assets, beginning		1,642,910	2,767,235
Net assets, ending		$1,349,489	$1,642,910

Units sold		637,301	3,030,436
Units redeemed		(952,485)	(4,218,075)
Net increase (decrease)		(315,184)	(1,187,639)
Units outstanding, beginning		1,536,481	2,724,120
Units outstanding, ending		1,221,297	1,536,481

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,395,940
Cost of units redeemed/account charges			(91,149,532)
Net investment income (loss)			793,461
Net realized gain (loss)			48,843
Realized gain distributions			233,744
Net change in unrealized appreciation (depreciation)			27,033
Net assets			$1,349,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	1,221	$1,349	1.25%	3.3%	12/31/2024	$1.13	0	$0	1.00%	3.6%	12/31/2024	$1.16	0	$0	0.75%	3.9%
12/31/2023	1.07	1,536	1,643	1.25%	5.3%	12/31/2023	1.09	0	0	1.00%	5.5%	12/31/2023	1.12	0	0	0.75%	5.8%
12/31/2022	1.02	2,724	2,767	1.25%	-8.2%	12/31/2022	1.04	0	0	1.00%	-8.0%	12/31/2022	1.06	0	0	0.75%	-7.8%
12/31/2021	1.11	4,820	5,335	1.25%	-2.0%	12/31/2021	1.13	0	0	1.00%	-1.8%	12/31/2021	1.15	0	0	0.75%	-1.5%
12/31/2020	1.13	11,337	12,808	1.25%	6.4%	12/31/2020	1.15	0	0	1.00%	6.6%	12/31/2020	1.16	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	4.1%	12/31/2024	$1.22	0	$0	0.25%	4.4%	12/31/2024	$1.25	0	$0	0.00%	4.6%
12/31/2023	1.14	0	0	0.50%	6.1%	12/31/2023	1.17	0	0	0.25%	6.3%	12/31/2023	1.20	0	0	0.00%	6.6%
12/31/2022	1.08	0	0	0.50%	-7.5%	12/31/2022	1.10	0	0	0.25%	-7.3%	12/31/2022	1.12	0	0	0.00%	-7.1%
12/31/2021	1.17	0	0	0.50%	-1.3%	12/31/2021	1.19	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.18	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.22	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.3%
2022	2.1%
2021	1.9%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R6 Class - 06-GPF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,566,718	$1,646,888	60,370
Receivables: investments sold	-
Payables: investments purchased	(703)
Net assets	$1,566,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,566,015	1,135,032	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$1,566,015	1,135,032

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$32,085
Mortality & expense charges			(11,371)
Net investment income (loss)			20,714

Gain (loss) on investments:
Net realized gain (loss)			28,152
Realized gain distributions			71,516
Net change in unrealized appreciation (depreciation)			(108,157)
Net gain (loss)			(8,489)

Increase (decrease) in net assets from operations			$12,225

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,714	$2,426
Net realized gain (loss)		28,152	2,313
Realized gain distributions		71,516	1,101
Net change in unrealized appreciation (depreciation)		(108,157)	33,808

Increase (decrease) in net assets from operations		12,225	39,648

Contract owner transactions:
Proceeds from units sold		1,428,469	238,414
Cost of units redeemed		(366,695)	(42,239)
Account charges		(1,030)	(651)
Increase (decrease)		1,060,744	195,524
Net increase (decrease)		1,072,969	235,172
Net assets, beginning		493,046	257,874
Net assets, ending		$1,566,015	$493,046

Units sold		1,004,422	194,085
Units redeemed		(263,838)	(36,512)
Net increase (decrease)		740,584	157,573
Units outstanding, beginning		394,448	236,875
Units outstanding, ending		1,135,032	394,448

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,873,949
Cost of units redeemed/account charges			(1,342,675)
Net investment income (loss)			25,868
Net realized gain (loss)			13,438
Realized gain distributions			75,605
Net change in unrealized appreciation (depreciation)			(80,170)
Net assets			$1,566,015

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	1,135	$1,566	1.25%	10.4%	12/31/2024	$1.40	0	$0	1.00%	10.7%	12/31/2024	$1.43	0	$0	0.75%	10.9%
12/31/2023	1.25	394	493	1.25%	14.8%	12/31/2023	1.27	0	0	1.00%	15.1%	12/31/2023	1.29	0	0	0.75%	15.4%
12/31/2022	1.09	237	258	1.25%	-17.6%	12/31/2022	1.10	0	0	1.00%	-17.4%	12/31/2022	1.12	0	0	0.75%	-17.2%
12/31/2021	1.32	22	28	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.7%	12/31/2021	1.35	0	0	0.75%	7.0%
12/31/2020	1.24	0	0	1.25%	21.0%	12/31/2020	1.25	0	0	1.00%	21.3%	12/31/2020	1.26	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	11.2%	12/31/2024	$1.48	0	$0	0.25%	11.5%	12/31/2024	$1.51	0	$0	0.00%	11.8%
12/31/2023	1.31	0	0	0.50%	15.7%	12/31/2023	1.33	0	0	0.25%	16.0%	12/31/2023	1.35	0	0	0.00%	16.3%
12/31/2022	1.13	0	0	0.50%	-17.0%	12/31/2022	1.14	0	0	0.25%	-16.8%	12/31/2022	1.16	0	0	0.00%	-16.6%
12/31/2021	1.36	0	0	0.50%	7.2%	12/31/2021	1.38	0	0	0.25%	7.5%	12/31/2021	1.39	0	0	0.00%	7.8%
12/31/2020	1.27	0	0	0.50%	21.9%	12/31/2020	1.28	0	0	0.25%	22.2%	12/31/2020	1.29	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	1.6%
2022	4.0%
2021	3.1%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R6 Class - 06-GCV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,937,894	$12,017,330	927,245
Receivables: investments sold	32,846
Payables: investments purchased	-
Net assets	$11,970,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,962,739	10,931,555	$1.09
Band 100	-	-	1.12
Band 75	8,001	7,041	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$11,970,740	10,938,596

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$507,703
Mortality & expense charges			(154,290)
Net investment income (loss)			353,413

Gain (loss) on investments:
Net realized gain (loss)			(105,470)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			168,780
Net gain (loss)			63,310

Increase (decrease) in net assets from operations			$416,723

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$353,413	$316,679
Net realized gain (loss)		(105,470)	(380,755)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		168,780	889,143

Increase (decrease) in net assets from operations		416,723	825,067

Contract owner transactions:
Proceeds from units sold		4,629,678	5,106,603
Cost of units redeemed		(6,971,458)	(8,799,892)
Account charges		(34,760)	(51,655)
Increase (decrease)		(2,376,540)	(3,744,944)
Net increase (decrease)		(1,959,817)	(2,919,877)
Net assets, beginning		13,930,557	16,850,434
Net assets, ending		$11,970,740	$13,930,557

Units sold		4,357,633	5,009,470
Units redeemed		(6,592,680)	(8,606,618)
Net increase (decrease)		(2,235,047)	(3,597,148)
Units outstanding, beginning		13,173,643	16,770,791
Units outstanding, ending		10,938,596	13,173,643

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,698,618
Cost of units redeemed/account charges			(46,041,305)
Net investment income (loss)			1,110,358
Net realized gain (loss)			(884,806)
Realized gain distributions			167,311
Net change in unrealized appreciation (depreciation)			(79,436)
Net assets			$11,970,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	10,932	$11,963	1.25%	3.5%	12/31/2024	$1.12	0	$0	1.00%	3.7%	12/31/2024	$1.14	7	$8	0.75%	4.0%
12/31/2023	1.06	13,168	13,925	1.25%	5.2%	12/31/2023	1.07	0	0	1.00%	5.5%	12/31/2023	1.09	6	6	0.75%	5.8%
12/31/2022	1.00	16,767	16,846	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.03	4	4	0.75%	-7.7%
12/31/2021	1.09	16,280	17,806	1.25%	-2.0%	12/31/2021	1.11	0	0	1.00%	-1.7%	12/31/2021	1.12	2	2	0.75%	-1.5%
12/31/2020	1.12	10,086	11,251	1.25%	6.4%	12/31/2020	1.13	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	4.3%	12/31/2024	$1.18	0	$0	0.25%	4.5%	12/31/2024	$1.20	0	$0	0.00%	4.8%
12/31/2023	1.11	0	0	0.50%	6.0%	12/31/2023	1.13	0	0	0.25%	6.3%	12/31/2023	1.15	0	0	0.00%	6.6%
12/31/2022	1.05	0	0	0.50%	-7.4%	12/31/2022	1.06	0	0	0.25%	-7.2%	12/31/2022	1.08	0	0	0.00%	-7.0%
12/31/2021	1.13	0	0	0.50%	-1.2%	12/31/2021	1.14	0	0	0.25%	-1.0%	12/31/2021	1.16	0	0	0.00%	-0.7%
12/31/2020	1.15	0	0	0.50%	7.2%	12/31/2020	1.16	0	0	0.25%	7.5%	12/31/2020	1.17	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.2%
2022	2.5%
2021	1.4%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R6 Class - 06-39W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,123	$28,004	1,055
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$27,135

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,135	17,646	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$27,135	17,646

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$324
Mortality & expense charges			(66)
Net investment income (loss)			258

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			198
Net change in unrealized appreciation (depreciation)			(881)
Net gain (loss)			(684)

Increase (decrease) in net assets from operations			$(426)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$258	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		198	-
Net change in unrealized appreciation (depreciation)		(881)	-

Increase (decrease) in net assets from operations		(426)	-

Contract owner transactions:
Proceeds from units sold		27,563	-
Cost of units redeemed		(2)	-
Account charges		-	-
Increase (decrease)		27,561	-
Net increase (decrease)		27,135	-
Net assets, beginning		-	-
Net assets, ending		$27,135	$-

Units sold		17,646	-
Units redeemed		-	-
Net increase (decrease)		17,646	-
Units outstanding, beginning		-	-
Units outstanding, ending		17,646	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$27,563
Cost of units redeemed/account charges			(2)
Net investment income (loss)			258
Net realized gain (loss)			(1)
Realized gain distributions			198
Net change in unrealized appreciation (depreciation)			(881)
Net assets			$27,135

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	18	$27	1.25%	12.1%	12/31/2024	$1.56	0	$0	1.00%	12.4%	12/31/2024	$1.59	0	$0	0.75%	12.7%
12/31/2023	1.37	0	0	1.25%	16.9%	12/31/2023	1.39	0	0	1.00%	17.2%	12/31/2023	1.41	0	0	0.75%	17.5%
12/31/2022	1.17	0	0	1.25%	-9.1%	12/31/2022	1.19	0	0	1.00%	-8.9%	12/31/2022	1.20	0	0	0.75%	-8.6%
12/31/2021	1.29	0	0	1.25%	19.0%	12/31/2021	1.30	0	0	1.00%	19.3%	12/31/2021	1.31	0	0	0.75%	19.6%
12/31/2020	1.08	0	0	1.25%	-1.6%	12/31/2020	1.09	0	0	1.00%	-1.3%	12/31/2020	1.10	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	13.0%	12/31/2024	$1.64	0	$0	0.25%	13.3%	12/31/2024	$1.67	0	$0	0.00%	13.6%
12/31/2023	1.43	0	0	0.50%	17.8%	12/31/2023	1.45	0	0	0.25%	18.1%	12/31/2023	1.47	0	0	0.00%	18.4%
12/31/2022	1.21	0	0	0.50%	-8.4%	12/31/2022	1.23	0	0	0.25%	-8.2%	12/31/2022	1.24	0	0	0.00%	-8.0%
12/31/2021	1.33	0	0	0.50%	19.9%	12/31/2021	1.34	0	0	0.25%	20.2%	12/31/2021	1.35	0	0	0.00%	20.5%
12/31/2020	1.11	0	0	0.50%	-0.8%	12/31/2020	1.11	0	0	0.25%	-0.6%	12/31/2020	1.12	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term U.S. Government Fund R3 Class - 06-104

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,452	$76,043	6,031
Receivables: investments sold	1,146
Payables: investments purchased	-
Net assets	$71,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,975	62,134	$1.11
Band 100	2,623	2,247	1.17
Band 75	-	-	1.23
Band 50	-	-	1.29
Band 25	-	-	1.36
Band 0	-	-	1.43
Total	$71,598	64,381

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,793
Mortality & expense charges			(851)
Net investment income (loss)			942

Gain (loss) on investments:
Net realized gain (loss)			(102)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(133)
Net gain (loss)			(235)

Increase (decrease) in net assets from operations			$707

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$942	$776
Net realized gain (loss)		(102)	(3,734)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(133)	4,453

Increase (decrease) in net assets from operations		707	1,495

Contract owner transactions:
Proceeds from units sold		4,409	7,483
Cost of units redeemed		(413)	(24,398)
Account charges		(13)	(59)
Increase (decrease)		3,983	(16,974)
Net increase (decrease)		4,690	(15,479)
Net assets, beginning		66,908	82,387
Net assets, ending		$71,598	$66,908

Units sold		3,974	10,023
Units redeemed		(380)	(26,076)
Net increase (decrease)		3,594	(16,053)
Units outstanding, beginning		60,787	76,840
Units outstanding, ending		64,381	60,787

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,182,906
Cost of units redeemed/account charges			(2,134,425)
Net investment income (loss)			36,411
Net realized gain (loss)			(9,900)
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			(5,591)
Net assets			$71,598

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	62	$69	1.25%	1.0%	12/31/2024	$1.17	2	$3	1.00%	1.3%	12/31/2024	$1.23	0	$0	0.75%	1.6%
12/31/2023	1.10	58	64	1.25%	2.6%	12/31/2023	1.15	2	3	1.00%	2.9%	12/31/2023	1.21	0	0	0.75%	3.1%
12/31/2022	1.07	74	80	1.25%	-9.2%	12/31/2022	1.12	2	3	1.00%	-8.9%	12/31/2022	1.17	0	0	0.75%	-8.7%
12/31/2021	1.18	234	275	1.25%	-3.2%	12/31/2021	1.23	3	3	1.00%	-2.9%	12/31/2021	1.28	0	0	0.75%	-2.7%
12/31/2020	1.22	423	515	1.25%	2.4%	12/31/2020	1.27	3	4	1.00%	2.6%	12/31/2020	1.32	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	0.50%	1.8%	12/31/2024	$1.36	0	$0	0.25%	2.1%	12/31/2024	$1.43	0	$0	0.00%	2.3%
12/31/2023	1.27	0	0	0.50%	3.4%	12/31/2023	1.33	0	0	0.25%	3.6%	12/31/2023	1.39	0	0	0.00%	3.9%
12/31/2022	1.23	0	0	0.50%	-8.5%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.34	0	0	0.00%	-8.0%
12/31/2021	1.34	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.46	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	3.2%	12/31/2020	1.43	0	0	0.25%	3.4%	12/31/2020	1.49	0	0	0.00%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.3%
2022	0.8%
2021	1.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Developing World R6 Class - 06-4GW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$310,841	$304,533	14,269
Receivables: investments sold	237
Payables: investments purchased	-
Net assets	$311,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$311,078	331,814	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	1.00
Total	$311,078	331,814

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,976
Mortality & expense charges			(3,934)
Net investment income (loss)			5,042

Gain (loss) on investments:
Net realized gain (loss)			1,349
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,455
Net gain (loss)			8,804

Increase (decrease) in net assets from operations			$13,846

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,042	$4,512
Net realized gain (loss)		1,349	(1,509)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,455	4,817

Increase (decrease) in net assets from operations		13,846	7,820

Contract owner transactions:
Proceeds from units sold		24,305	233,969
Cost of units redeemed		(19,625)	(10,401)
Account charges		(7)	(6)
Increase (decrease)		4,673	223,562
Net increase (decrease)		18,519	231,382
Net assets, beginning		292,559	61,177
Net assets, ending		$311,078	$292,559

Units sold		26,069	267,125
Units redeemed		(20,540)	(12,754)
Net increase (decrease)		5,529	254,371
Units outstanding, beginning		326,285	71,914
Units outstanding, ending		331,814	326,285

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$387,655
Cost of units redeemed/account charges			(92,859)
Net investment income (loss)			10,158
Net realized gain (loss)			(184)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,308
Net assets			$311,078

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.94	332	$311	1.25%	4.6%	12/31/2024	$0.95	0	$0	1.00%	4.8%	12/31/2024	$0.96	0	$0	0.75%	5.1%
12/31/2023	0.90	326	293	1.25%	5.4%	12/31/2023	0.91	0	0	1.00%	5.7%	12/31/2023	0.91	0	0	0.75%	5.9%
12/31/2022	0.85	72	61	1.25%	-26.4%	12/31/2022	0.86	0	0	1.00%	-26.2%	12/31/2022	0.86	0	0	0.75%	-26.0%
12/31/2021	1.16	0	0	1.25%	-3.8%	12/31/2021	1.16	0	0	1.00%	-3.5%	12/31/2021	1.17	0	0	0.75%	-3.3%
12/31/2020	1.20	0	0	1.25%	20.1%	12/31/2020	1.20	0	0	1.00%	20.3%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	0.50%	5.3%	12/31/2024	$0.98	0	$0	0.25%	5.6%	12/31/2024	$1.00	0	$0	0.00%	5.9%
12/31/2023	0.92	0	0	0.50%	6.2%	12/31/2023	0.93	0	0	0.25%	6.5%	12/31/2023	0.94	0	0	0.00%	6.7%
12/31/2022	0.87	0	0	0.50%	-25.8%	12/31/2022	0.88	0	0	0.25%	-25.6%	12/31/2022	0.88	0	0	0.00%	-25.4%
12/31/2021	1.17	0	0	0.50%	-3.0%	12/31/2021	1.18	0	0	0.25%	-2.8%	12/31/2021	1.18	0	0	0.00%	-2.6%
12/31/2020	1.21	0	0	0.50%	20.9%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	3.4%
2022	3.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Intl Growth R6 Class - 06-4GX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	1.25%	1.2%	12/31/2024	$1.07	0	$0	1.00%	1.5%	12/31/2024	$1.09	0	$0	0.75%	1.8%
12/31/2023	1.05	0	0	1.25%	17.1%	12/31/2023	1.06	0	0	1.00%	17.4%	12/31/2023	1.07	0	0	0.75%	17.6%
12/31/2022	0.90	0	0	1.25%	-26.9%	12/31/2022	0.90	0	0	1.00%	-26.7%	12/31/2022	0.91	0	0	0.75%	-26.5%
12/31/2021	1.22	0	0	1.25%	-5.3%	12/31/2021	1.23	0	0	1.00%	-5.0%	12/31/2021	1.24	0	0	0.75%	-4.8%
12/31/2020	1.29	0	0	1.25%	29.2%	12/31/2020	1.30	0	0	1.00%	29.5%	12/31/2020	1.30	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	2.0%	12/31/2024	$1.11	0	$0	0.25%	2.3%	12/31/2024	$1.13	0	$0	0.00%	2.5%
12/31/2023	1.08	0	0	0.50%	17.9%	12/31/2023	1.09	0	0	0.25%	18.2%	12/31/2023	1.10	0	0	0.00%	18.5%
12/31/2022	0.92	0	0	0.50%	-26.3%	12/31/2022	0.92	0	0	0.25%	-26.1%	12/31/2022	0.93	0	0	0.00%	-26.0%
12/31/2021	1.24	0	0	0.50%	-4.6%	12/31/2021	1.25	0	0	0.25%	-4.3%	12/31/2021	1.25	0	0	0.00%	-4.1%
12/31/2020	1.30	0	0	0.50%	30.1%	12/31/2020	1.30	0	0	0.25%	30.4%	12/31/2020	1.31	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Strategic Income R6 Class - 06-4XJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,096,197	$24,893,930	2,094,602
Receivables: investments sold	-
Payables: investments purchased	(280,650)
Net assets	$23,815,547

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,815,547	23,212,509	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$23,815,547	23,212,509

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,236,952
Mortality & expense charges			(302,220)
Net investment income (loss)			934,732

Gain (loss) on investments:
Net realized gain (loss)			(260,614)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			203,434
Net gain (loss)			(57,180)

Increase (decrease) in net assets from operations			$877,552

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$934,732	$616,394
Net realized gain (loss)		(260,614)	(175,420)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		203,434	694,030

Increase (decrease) in net assets from operations		877,552	1,135,004

Contract owner transactions:
Proceeds from units sold		10,042,784	4,889,458
Cost of units redeemed		(6,896,549)	(3,346,670)
Account charges		(74,382)	(58,373)
Increase (decrease)		3,071,853	1,484,415
Net increase (decrease)		3,949,405	2,619,419
Net assets, beginning		19,866,142	17,246,723
Net assets, ending		$23,815,547	$19,866,142

Units sold		10,998,523	5,244,598
Units redeemed		(7,829,642)	(3,724,700)
Net increase (decrease)		3,168,881	1,519,898
Units outstanding, beginning		20,043,628	18,523,730
Units outstanding, ending		23,212,509	20,043,628

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,932,983
Cost of units redeemed/account charges			(19,614,328)
Net investment income (loss)			2,098,929
Net realized gain (loss)			(852,911)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(797,733)
Net assets			$23,815,547

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	23,213	$23,816	1.25%	3.5%	12/31/2024	$1.04	0	$0	1.00%	3.8%	12/31/2024	$1.04	0	$0	0.75%	4.0%
12/31/2023	0.99	20,044	19,866	1.25%	6.5%	12/31/2023	1.00	0	0	1.00%	6.7%	12/31/2023	1.00	0	0	0.75%	7.0%
12/31/2022	0.93	18,524	17,247	1.25%	-7.3%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.94	0	0	0.75%	-6.8%
12/31/2021	1.00	21,929	22,021	1.25%	0.4%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	4.3%	12/31/2024	$1.06	0	$0	0.25%	4.6%	12/31/2024	$1.07	0	$0	0.00%	4.8%
12/31/2023	1.01	0	0	0.50%	7.3%	12/31/2023	1.02	0	0	0.25%	7.5%	12/31/2023	1.02	0	0	0.00%	7.8%
12/31/2022	0.94	0	0	0.50%	-6.6%	12/31/2022	0.95	0	0	0.25%	-6.4%	12/31/2022	0.95	0	0	0.00%	-6.1%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	1.0%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.7%
2023	4.5%
2022	3.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Value Fund R3 Class - 06-109

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$350,850	$257,783	4,417
Receivables: investments sold	-
Payables: investments purchased	(1,084)
Net assets	$349,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$339,619	100,860	$3.37
Band 100	10,147	2,866	3.54
Band 75	-	-	3.72
Band 50	-	-	3.91
Band 25	-	-	4.11
Band 0	-	-	4.33
Total	$349,766	103,726

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,390)
Net investment income (loss)			(4,390)

Gain (loss) on investments:
Net realized gain (loss)			15,971
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,520
Net gain (loss)			65,491

Increase (decrease) in net assets from operations			$61,101

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,390)	$(3,633)
Net realized gain (loss)		15,971	199
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,520	38,413

Increase (decrease) in net assets from operations		61,101	34,979

Contract owner transactions:
Proceeds from units sold		14,449	13,648
Cost of units redeemed		(58,817)	(2,186)
Account charges		(113)	(82)
Increase (decrease)		(44,481)	11,380
Net increase (decrease)		16,620	46,359
Net assets, beginning		333,146	286,787
Net assets, ending		$349,766	$333,146

Units sold		4,607	5,208
Units redeemed		(16,779)	(852)
Net increase (decrease)		(12,172)	4,356
Units outstanding, beginning		115,898	111,542
Units outstanding, ending		103,726	115,898

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,337,858
Cost of units redeemed/account charges			(5,567,647)
Net investment income (loss)			(118,427)
Net realized gain (loss)			404,274
Realized gain distributions			200,641
Net change in unrealized appreciation (depreciation)			93,067
Net assets			$349,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.37	101	$340	1.25%	18.0%	12/31/2024	$3.54	3	$10	1.00%	18.3%	12/31/2024	$3.72	0	$0	0.75%	18.6%
12/31/2023	2.85	99	282	1.25%	11.8%	12/31/2023	2.99	17	52	1.00%	12.1%	12/31/2023	3.14	0	0	0.75%	12.3%
12/31/2022	2.55	94	241	1.25%	-20.5%	12/31/2022	2.67	17	46	1.00%	-20.3%	12/31/2022	2.79	0	0	0.75%	-20.1%
12/31/2021	3.21	94	301	1.25%	12.4%	12/31/2021	3.35	18	59	1.00%	12.7%	12/31/2021	3.50	0	0	0.75%	12.9%
12/31/2020	2.86	97	277	1.25%	10.5%	12/31/2020	2.97	18	52	1.00%	10.8%	12/31/2020	3.10	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.91	0	$0	0.50%	18.9%	12/31/2024	$4.11	0	$0	0.25%	19.2%	12/31/2024	$4.33	0	$0	0.00%	19.5%
12/31/2023	3.29	0	0	0.50%	12.6%	12/31/2023	3.45	0	0	0.25%	12.9%	12/31/2023	3.62	0	0	0.00%	13.2%
12/31/2022	2.92	0	0	0.50%	-19.9%	12/31/2022	3.06	0	0	0.25%	-19.7%	12/31/2022	3.20	0	0	0.00%	-19.5%
12/31/2021	3.65	0	0	0.50%	13.2%	12/31/2021	3.81	0	0	0.25%	13.5%	12/31/2021	3.97	0	0	0.00%	13.8%
12/31/2020	3.22	0	0	0.50%	11.3%	12/31/2020	3.35	0	0	0.25%	11.6%	12/31/2020	3.49	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.1%
2021	0.4%
2020	-0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R5 Class - 06-314

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$707,193	$669,742	19,597
Receivables: investments sold	-
Payables: investments purchased	(495)
Net assets	$706,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$706,698	289,967	$2.44
Band 100	-	-	2.55
Band 75	-	-	2.66
Band 50	-	-	2.78
Band 25	-	-	2.91
Band 0	-	-	3.04
Total	$706,698	289,967

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,538)
Net investment income (loss)			(8,538)

Gain (loss) on investments:
Net realized gain (loss)			(2,320)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			125,060
Net gain (loss)			122,740

Increase (decrease) in net assets from operations			$114,202

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,538)	$(6,703)
Net realized gain (loss)		(2,320)	(87,287)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		125,060	195,917

Increase (decrease) in net assets from operations		114,202	101,927

Contract owner transactions:
Proceeds from units sold		42,763	157,672
Cost of units redeemed		(52,680)	(233,640)
Account charges		(125)	(54)
Increase (decrease)		(10,042)	(76,022)
Net increase (decrease)		104,160	25,905
Net assets, beginning		602,538	576,633
Net assets, ending		$706,698	$602,538

Units sold		19,799	84,956
Units redeemed		(23,289)	(124,869)
Net increase (decrease)		(3,490)	(39,913)
Units outstanding, beginning		293,457	333,370
Units outstanding, ending		289,967	293,457

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,862,988
Cost of units redeemed/account charges			(20,207,994)
Net investment income (loss)			(602,182)
Net realized gain (loss)			61,757
Realized gain distributions			554,678
Net change in unrealized appreciation (depreciation)			37,451
Net assets			$706,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.44	290	$707	1.25%	18.7%	12/31/2024	$2.55	0	$0	1.00%	19.0%	12/31/2024	$2.66	0	$0	0.75%	19.3%
12/31/2023	2.05	293	603	1.25%	18.7%	12/31/2023	2.14	0	0	1.00%	19.0%	12/31/2023	2.23	0	0	0.75%	19.3%
12/31/2022	1.73	333	577	1.25%	-34.7%	12/31/2022	1.80	0	0	1.00%	-34.5%	12/31/2022	1.87	0	0	0.75%	-34.4%
12/31/2021	2.65	340	902	1.25%	-5.2%	12/31/2021	2.75	0	0	1.00%	-5.0%	12/31/2021	2.85	0	0	0.75%	-4.7%
12/31/2020	2.79	497	1,388	1.25%	40.3%	12/31/2020	2.89	0	0	1.00%	40.7%	12/31/2020	2.99	0	0	0.75%	41.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.78	0	$0	0.50%	19.6%	12/31/2024	$2.91	0	$0	0.25%	19.9%	12/31/2024	$3.04	0	$0	0.00%	20.2%
12/31/2023	2.33	0	0	0.50%	19.6%	12/31/2023	2.42	0	0	0.25%	19.9%	12/31/2023	2.53	0	0	0.00%	20.2%
12/31/2022	1.94	0	0	0.50%	-34.2%	12/31/2022	2.02	0	0	0.25%	-34.0%	12/31/2022	2.10	0	0	0.00%	-33.9%
12/31/2021	2.96	0	0	0.50%	-4.5%	12/31/2021	3.07	0	0	0.25%	-4.2%	12/31/2021	3.18	0	0	0.00%	-4.0%
12/31/2020	3.09	0	0	0.50%	41.4%	12/31/2020	3.20	0	0	0.25%	41.7%	12/31/2020	3.31	0	0	0.00%	42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Retirement Class - 06-433

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$807,833	$762,656	51,446
Receivables: investments sold	-
Payables: investments purchased	(638)
Net assets	$807,195

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$807,195	143,969	$5.61
Band 100	-	-	5.82
Band 75	-	-	6.04
Band 50	-	-	6.28
Band 25	-	-	6.52
Band 0	-	-	6.77
Total	$807,195	143,969

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,647
Mortality & expense charges			(10,375)
Net investment income (loss)			(3,728)

Gain (loss) on investments:
Net realized gain (loss)			(10,929)
Realized gain distributions			72,088
Net change in unrealized appreciation (depreciation)			131,577
Net gain (loss)			192,736

Increase (decrease) in net assets from operations			$189,008

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,728)	$(2,242)
Net realized gain (loss)		(10,929)	(20,973)
Realized gain distributions		72,088	156,327
Net change in unrealized appreciation (depreciation)		131,577	79,603

Increase (decrease) in net assets from operations		189,008	212,715

Contract owner transactions:
Proceeds from units sold		315,480	170,154
Cost of units redeemed		(572,740)	(202,435)
Account charges		(716)	(1,005)
Increase (decrease)		(257,976)	(33,286)
Net increase (decrease)		(68,968)	179,429
Net assets, beginning		876,163	696,734
Net assets, ending		$807,195	$876,163

Units sold		63,569	44,133
Units redeemed		(118,060)	(52,164)
Net increase (decrease)		(54,491)	(8,031)
Units outstanding, beginning		198,460	206,491
Units outstanding, ending		143,969	198,460

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,816,533
Cost of units redeemed/account charges			(10,851,026)
Net investment income (loss)			(79,622)
Net realized gain (loss)			1,309,774
Realized gain distributions			1,566,359
Net change in unrealized appreciation (depreciation)			45,177
Net assets			$807,195

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.61	144	$807	1.25%	27.0%	12/31/2024	$5.82	0	$0	1.00%	27.3%	12/31/2024	$6.04	0	$0	0.75%	27.6%
12/31/2023	4.41	198	876	1.25%	30.8%	12/31/2023	4.57	0	0	1.00%	31.2%	12/31/2023	4.74	0	0	0.75%	31.5%
12/31/2022	3.37	206	697	1.25%	-23.2%	12/31/2022	3.49	0	0	1.00%	-23.0%	12/31/2022	3.60	0	0	0.75%	-22.8%
12/31/2021	4.40	222	975	1.25%	23.5%	12/31/2021	4.53	0	0	1.00%	23.8%	12/31/2021	4.67	0	0	0.75%	24.1%
12/31/2020	3.56	461	1,640	1.25%	18.7%	12/31/2020	3.66	0	0	1.00%	19.0%	12/31/2020	3.76	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$6.28	0	$0	0.50%	28.0%	12/31/2024	$6.52	0	$0	0.25%	28.3%	12/31/2024	$6.77	0	$0	0.00%	28.6%
12/31/2023	4.90	0	0	0.50%	31.8%	12/31/2023	5.08	0	0	0.25%	32.2%	12/31/2023	5.26	0	0	0.00%	32.5%
12/31/2022	3.72	0	0	0.50%	-22.7%	12/31/2022	3.84	0	0	0.25%	-22.5%	12/31/2022	3.97	0	0	0.00%	-22.3%
12/31/2021	4.81	0	0	0.50%	24.4%	12/31/2021	4.96	0	0	0.25%	24.7%	12/31/2021	5.11	0	0	0.00%	25.1%
12/31/2020	3.87	0	0	0.50%	19.6%	12/31/2020	3.97	0	0	0.25%	19.9%	12/31/2020	4.09	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	0.9%
2021	0.4%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index fund Retirement Class - 06-428

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,359,563	$3,279,020	151,885
Receivables: investments sold	71,535
Payables: investments purchased	-
Net assets	$3,431,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,431,098	1,925,461	$1.78
Band 100	-	-	1.85
Band 75	-	-	1.92
Band 50	-	-	1.99
Band 25	-	-	2.07
Band 0	-	-	2.15
Total	$3,431,098	1,925,461

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$92,429
Mortality & expense charges			(42,260)
Net investment income (loss)			50,169

Gain (loss) on investments:
Net realized gain (loss)			77,904
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(71,863)
Net gain (loss)			6,041

Increase (decrease) in net assets from operations			$56,210

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,169	$51,691
Net realized gain (loss)		77,904	(4,735)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(71,863)	424,307

Increase (decrease) in net assets from operations		56,210	471,263

Contract owner transactions:
Proceeds from units sold		1,043,538	1,361,740
Cost of units redeemed		(1,207,186)	(1,146,409)
Account charges		(3,163)	(3,634)
Increase (decrease)		(166,811)	211,697
Net increase (decrease)		(110,601)	682,960
Net assets, beginning		3,541,699	2,858,739
Net assets, ending		$3,431,098	$3,541,699

Units sold		569,570	825,598
Units redeemed		(673,709)	(692,068)
Net increase (decrease)		(104,139)	133,530
Units outstanding, beginning		2,029,600	1,896,070
Units outstanding, ending		1,925,461	2,029,600

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,121,971
Cost of units redeemed/account charges			(30,433,153)
Net investment income (loss)			843,310
Net realized gain (loss)			1,812,567
Realized gain distributions			5,860
Net change in unrealized appreciation (depreciation)			80,543
Net assets			$3,431,098

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	1,925	$3,431	1.25%	2.1%	12/31/2024	$1.85	0	$0	1.00%	2.4%	12/31/2024	$1.92	0	$0	0.75%	2.6%
12/31/2023	1.75	2,030	3,542	1.25%	16.5%	12/31/2023	1.81	0	0	1.00%	16.8%	12/31/2023	1.87	0	0	0.75%	17.0%
12/31/2022	1.50	1,829	2,740	1.25%	-15.5%	12/31/2022	1.55	0	0	1.00%	-15.3%	12/31/2022	1.60	0	0	0.75%	-15.1%
12/31/2021	1.77	2,444	4,334	1.25%	9.7%	12/31/2021	1.83	0	0	1.00%	10.0%	12/31/2021	1.88	0	0	0.75%	10.2%
12/31/2020	1.62	5,327	8,613	1.25%	6.5%	12/31/2020	1.66	0	0	1.00%	6.8%	12/31/2020	1.71	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	0	$0	0.50%	2.9%	12/31/2024	$2.07	0	$0	0.25%	3.1%	12/31/2024	$2.15	0	$0	0.00%	3.4%
12/31/2023	1.94	0	0	0.50%	17.3%	12/31/2023	2.01	0	0	0.25%	17.6%	12/31/2023	2.08	0	0	0.00%	17.9%
12/31/2022	1.65	0	0	0.50%	-14.9%	12/31/2022	1.71	0	0	0.25%	-14.7%	12/31/2022	1.76	67	119	0.00%	-14.4%
12/31/2021	1.94	0	0	0.50%	10.5%	12/31/2021	2.00	0	0	0.25%	10.8%	12/31/2021	2.06	58	119	0.00%	11.1%
12/31/2020	1.76	0	0	0.50%	7.3%	12/31/2020	1.81	0	0	0.25%	7.6%	12/31/2020	1.86	42	78	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.8%
2022	1.9%
2021	3.3%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,079,529	$9,911,325	222,131
Receivables: investments sold	-
Payables: investments purchased	(63,445)
Net assets	$15,016,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,016,084	1,890,070	$7.94
Band 100	-	-	8.25
Band 75	-	-	8.56
Band 50	-	-	8.89
Band 25	-	-	9.23
Band 0	-	-	9.59
Total	$15,016,084	1,890,070

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$54,314
Mortality & expense charges			(171,060)
Net investment income (loss)			(116,746)

Gain (loss) on investments:
Net realized gain (loss)			4,146,308
Realized gain distributions			387,982
Net change in unrealized appreciation (depreciation)			(800,281)
Net gain (loss)			3,734,009

Increase (decrease) in net assets from operations			$3,617,263

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116,746)	$(117,029)
Net realized gain (loss)		4,146,308	546,767
Realized gain distributions		387,982	239,106
Net change in unrealized appreciation (depreciation)		(800,281)	5,578,276

Increase (decrease) in net assets from operations		3,617,263	6,247,120

Contract owner transactions:
Proceeds from units sold		3,781,464	3,254,281
Cost of units redeemed		(13,847,136)	(3,415,742)
Account charges		(5,882)	(6,618)
Increase (decrease)		(10,071,554)	(168,079)
Net increase (decrease)		(6,454,291)	6,079,041
Net assets, beginning		21,470,375	15,391,334
Net assets, ending		$15,016,084	$21,470,375

Units sold		544,745	653,689
Units redeemed		(2,202,735)	(679,977)
Net increase (decrease)		(1,657,990)	(26,288)
Units outstanding, beginning		3,548,060	3,574,348
Units outstanding, ending		1,890,070	3,548,060

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,992,831
Cost of units redeemed/account charges			(73,112,049)
Net investment income (loss)			(769,995)
Net realized gain (loss)			18,741,027
Realized gain distributions			4,996,066
Net change in unrealized appreciation (depreciation)			5,168,204
Net assets			$15,016,084

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$7.94	1,890	$15,016	1.25%	31.3%	12/31/2024	$8.25	0	$0	1.00%	31.6%	12/31/2024	$8.56	0	$0	0.75%	32.0%
12/31/2023	6.05	3,548	21,470	1.25%	40.5%	12/31/2023	6.27	0	0	1.00%	40.9%	12/31/2023	6.49	0	0	0.75%	41.2%
12/31/2022	4.31	3,574	15,391	1.25%	-30.2%	12/31/2022	4.45	0	0	1.00%	-30.1%	12/31/2022	4.60	0	0	0.75%	-29.9%
12/31/2021	6.17	3,775	23,299	1.25%	25.6%	12/31/2021	6.36	0	0	1.00%	25.9%	12/31/2021	6.55	0	0	0.75%	26.3%
12/31/2020	4.91	4,845	23,806	1.25%	36.4%	12/31/2020	5.05	0	0	1.00%	36.7%	12/31/2020	5.19	0	0	0.75%	37.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$8.89	0	$0	0.50%	32.3%	12/31/2024	$9.23	0	$0	0.25%	32.6%	12/31/2024	$9.59	0	$0	0.00%	32.9%
12/31/2023	6.72	0	0	0.50%	41.6%	12/31/2023	6.96	0	0	0.25%	41.9%	12/31/2023	7.21	0	0	0.00%	42.3%
12/31/2022	4.75	0	0	0.50%	-29.7%	12/31/2022	4.91	0	0	0.25%	-29.5%	12/31/2022	5.07	0	0	0.00%	-29.4%
12/31/2021	6.76	0	0	0.50%	26.6%	12/31/2021	6.96	0	0	0.25%	26.9%	12/31/2021	7.17	0	0	0.00%	27.2%
12/31/2020	5.34	0	0	0.50%	37.4%	12/31/2020	5.49	0	0	0.25%	37.7%	12/31/2020	5.64	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.6%
2022	0.6%
2021	0.6%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,617,840	$3,107,878	138,340
Receivables: investments sold	2,531
Payables: investments purchased	-
Net assets	$3,620,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,620,371	975,249	$3.71
Band 100	-	-	3.85
Band 75	-	-	4.00
Band 50	-	-	4.16
Band 25	-	-	4.31
Band 0	-	-	4.48
Total	$3,620,371	975,249

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$60,869
Mortality & expense charges			(44,297)
Net investment income (loss)			16,572

Gain (loss) on investments:
Net realized gain (loss)			176,993
Realized gain distributions			35,446
Net change in unrealized appreciation (depreciation)			173,162
Net gain (loss)			385,601

Increase (decrease) in net assets from operations			$402,173

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,572	$23,394
Net realized gain (loss)		176,993	137,327
Realized gain distributions		35,446	87,274
Net change in unrealized appreciation (depreciation)		173,162	93,333

Increase (decrease) in net assets from operations		402,173	341,328

Contract owner transactions:
Proceeds from units sold		885,327	791,244
Cost of units redeemed		(1,227,061)	(1,826,106)
Account charges		(2,993)	(3,573)
Increase (decrease)		(344,727)	(1,038,435)
Net increase (decrease)		57,446	(697,107)
Net assets, beginning		3,562,925	4,260,032
Net assets, ending		$3,620,371	$3,562,925

Units sold		244,708	257,947
Units redeemed		(350,161)	(595,686)
Net increase (decrease)		(105,453)	(337,739)
Units outstanding, beginning		1,080,702	1,418,441
Units outstanding, ending		975,249	1,080,702

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$47,704,786
Cost of units redeemed/account charges			(52,748,473)
Net investment income (loss)			952,595
Net realized gain (loss)			4,675,458
Realized gain distributions			2,526,043
Net change in unrealized appreciation (depreciation)			509,962
Net assets			$3,620,371

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	975	$3,620	1.25%	12.6%	12/31/2024	$3.85	0	$0	1.00%	12.9%	12/31/2024	$4.00	0	$0	0.75%	13.2%
12/31/2023	3.30	1,081	3,563	1.25%	9.8%	12/31/2023	3.41	0	0	1.00%	10.0%	12/31/2023	3.54	0	0	0.75%	10.3%
12/31/2022	3.00	1,418	4,260	1.25%	-8.9%	12/31/2022	3.10	0	0	1.00%	-8.7%	12/31/2022	3.21	0	0	0.75%	-8.4%
12/31/2021	3.30	2,130	7,020	1.25%	23.2%	12/31/2021	3.40	0	0	1.00%	23.5%	12/31/2021	3.50	0	0	0.75%	23.8%
12/31/2020	2.68	2,149	5,750	1.25%	1.3%	12/31/2020	2.75	0	0	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.16	0	$0	0.50%	13.5%	12/31/2024	$4.31	0	$0	0.25%	13.7%	12/31/2024	$4.48	0	$0	0.00%	14.0%
12/31/2023	3.66	0	0	0.50%	10.6%	12/31/2023	3.79	0	0	0.25%	10.9%	12/31/2023	3.93	0	0	0.00%	11.1%
12/31/2022	3.31	0	0	0.50%	-8.2%	12/31/2022	3.42	0	0	0.25%	-8.0%	12/31/2022	3.53	0	0	0.00%	-7.7%
12/31/2021	3.61	0	0	0.50%	24.1%	12/31/2021	3.72	0	0	0.25%	24.4%	12/31/2021	3.83	0	0	0.00%	24.8%
12/31/2020	2.91	0	0	0.50%	2.1%	12/31/2020	2.99	0	0	0.25%	2.4%	12/31/2020	3.07	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.8%
2022	1.5%
2021	1.7%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,975,287	$2,947,871	184,608
Receivables: investments sold	601
Payables: investments purchased	-
Net assets	$2,975,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,975,888	1,996,671	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.67
Band 0	-	-	1.71
Total	$2,975,888	1,996,671

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$83,681
Mortality & expense charges			(40,070)
Net investment income (loss)			43,611

Gain (loss) on investments:
Net realized gain (loss)			22,647
Realized gain distributions			95,231
Net change in unrealized appreciation (depreciation)			2,526
Net gain (loss)			120,404

Increase (decrease) in net assets from operations			$164,015

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,611	$41,025
Net realized gain (loss)		22,647	(38,763)
Realized gain distributions		95,231	27,486
Net change in unrealized appreciation (depreciation)		2,526	333,453

Increase (decrease) in net assets from operations		164,015	363,201

Contract owner transactions:
Proceeds from units sold		279,350	542,617
Cost of units redeemed		(1,151,487)	(1,390,223)
Account charges		(2,506)	(2,915)
Increase (decrease)		(874,643)	(850,521)
Net increase (decrease)		(710,628)	(487,320)
Net assets, beginning		3,686,516	4,173,836
Net assets, ending		$2,975,888	$3,686,516

Units sold		223,485	408,848
Units redeemed		(843,922)	(1,020,251)
Net increase (decrease)		(620,437)	(611,403)
Units outstanding, beginning		2,617,108	3,228,511
Units outstanding, ending		1,996,671	2,617,108

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$33,149,714
Cost of units redeemed/account charges			(33,244,656)
Net investment income (loss)			496,120
Net realized gain (loss)			2,052,986
Realized gain distributions			494,308
Net change in unrealized appreciation (depreciation)			27,416
Net assets			$2,975,888

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	1,997	$2,976	1.25%	5.8%	12/31/2024	$1.53	0	$0	1.00%	6.1%	12/31/2024	$1.58	0	$0	0.75%	6.3%
12/31/2023	1.41	2,617	3,687	1.25%	9.7%	12/31/2023	1.44	0	0	1.00%	10.0%	12/31/2023	1.48	0	0	0.75%	10.3%
12/31/2022	1.28	3,043	3,907	1.25%	-14.5%	12/31/2022	1.31	0	0	1.00%	-14.3%	12/31/2022	1.34	0	0	0.75%	-14.1%
12/31/2021	1.50	3,692	5,543	1.25%	5.4%	12/31/2021	1.53	0	0	1.00%	5.7%	12/31/2021	1.56	0	0	0.75%	5.9%
12/31/2020	1.42	5,219	7,432	1.25%	10.2%	12/31/2020	1.45	0	0	1.00%	10.5%	12/31/2020	1.48	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	6.6%	12/31/2024	$1.67	0	$0	0.25%	6.9%	12/31/2024	$1.71	0	$0	0.00%	7.1%
12/31/2023	1.52	0	0	0.50%	10.5%	12/31/2023	1.56	0	0	0.25%	10.8%	12/31/2023	1.60	0	0	0.00%	11.1%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.41	0	0	0.25%	-13.6%	12/31/2022	1.44	186	267	0.00%	-13.4%
12/31/2021	1.60	0	0	0.50%	6.2%	12/31/2021	1.63	0	0	0.25%	6.5%	12/31/2021	1.66	264	438	0.00%	6.7%
12/31/2020	1.50	0	0	0.50%	11.1%	12/31/2020	1.53	0	0	0.25%	11.3%	12/31/2020	1.56	242	377	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.2%
2022	2.0%
2021	1.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,513,717	$4,377,811	267,899
Receivables: investments sold	3,070
Payables: investments purchased	-
Net assets	$4,516,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,516,787	2,904,311	$1.56
Band 100	-	-	1.60
Band 75	-	-	1.64
Band 50	-	-	1.69
Band 25	-	-	1.74
Band 0	-	-	1.79
Total	$4,516,787	2,904,311

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$123,897
Mortality & expense charges			(54,190)
Net investment income (loss)			69,707

Gain (loss) on investments:
Net realized gain (loss)			49,321
Realized gain distributions			201,580
Net change in unrealized appreciation (depreciation)			(65,149)
Net gain (loss)			185,752

Increase (decrease) in net assets from operations			$255,459

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69,707	$48,276
Net realized gain (loss)		49,321	63,225
Realized gain distributions		201,580	65,223
Net change in unrealized appreciation (depreciation)		(65,149)	393,595

Increase (decrease) in net assets from operations		255,459	570,319

Contract owner transactions:
Proceeds from units sold		495,262	879,808
Cost of units redeemed		(1,092,435)	(3,180,059)
Account charges		(4,015)	(5,472)
Increase (decrease)		(601,188)	(2,305,723)
Net increase (decrease)		(345,729)	(1,735,404)
Net assets, beginning		4,862,516	6,597,920
Net assets, ending		$4,516,787	$4,862,516

Units sold		327,638	645,391
Units redeemed		(751,050)	(2,273,537)
Net increase (decrease)		(423,412)	(1,628,146)
Units outstanding, beginning		3,327,723	4,955,869
Units outstanding, ending		2,904,311	3,327,723

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$66,574,488
Cost of units redeemed/account charges			(68,885,955)
Net investment income (loss)			1,034,302
Net realized gain (loss)			4,566,027
Realized gain distributions			1,092,019
Net change in unrealized appreciation (depreciation)			135,906
Net assets			$4,516,787

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	2,904	$4,517	1.25%	6.4%	12/31/2024	$1.60	0	$0	1.00%	6.7%	12/31/2024	$1.64	0	$0	0.75%	7.0%
12/31/2023	1.46	3,328	4,863	1.25%	10.5%	12/31/2023	1.50	0	0	1.00%	10.8%	12/31/2023	1.54	0	0	0.75%	11.1%
12/31/2022	1.32	4,664	6,166	1.25%	-15.1%	12/31/2022	1.35	0	0	1.00%	-14.9%	12/31/2022	1.38	0	0	0.75%	-14.7%
12/31/2021	1.56	6,137	9,554	1.25%	6.3%	12/31/2021	1.59	0	0	1.00%	6.6%	12/31/2021	1.62	0	0	0.75%	6.8%
12/31/2020	1.46	9,478	13,882	1.25%	10.9%	12/31/2020	1.49	0	0	1.00%	11.2%	12/31/2020	1.52	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	7.2%	12/31/2024	$1.74	0	$0	0.25%	7.5%	12/31/2024	$1.79	0	$0	0.00%	7.8%
12/31/2023	1.58	0	0	0.50%	11.4%	12/31/2023	1.62	0	0	0.25%	11.6%	12/31/2023	1.66	0	0	0.00%	11.9%
12/31/2022	1.42	0	0	0.50%	-14.4%	12/31/2022	1.45	0	0	0.25%	-14.2%	12/31/2022	1.48	292	432	0.00%	-14.0%
12/31/2021	1.65	0	0	0.50%	7.1%	12/31/2021	1.69	0	0	0.25%	7.4%	12/31/2021	1.72	362	624	0.00%	7.6%
12/31/2020	1.54	0	0	0.50%	11.7%	12/31/2020	1.57	0	0	0.25%	12.0%	12/31/2020	1.60	382	612	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.0%
2022	1.8%
2021	1.5%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,856,840	$18,296,717	1,063,504
Receivables: investments sold	20,056
Payables: investments purchased	-
Net assets	$19,876,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,876,896	12,203,227	$1.63
Band 100	-	-	1.67
Band 75	-	-	1.72
Band 50	-	-	1.77
Band 25	-	-	1.82
Band 0	-	-	1.87
Total	$19,876,896	12,203,227

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$522,875
Mortality & expense charges			(250,082)
Net investment income (loss)			272,793

Gain (loss) on investments:
Net realized gain (loss)			449,421
Realized gain distributions			734,625
Net change in unrealized appreciation (depreciation)			(101,806)
Net gain (loss)			1,082,240

Increase (decrease) in net assets from operations			$1,355,033

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$272,793	$204,633
Net realized gain (loss)		449,421	399,099
Realized gain distributions		734,625	177,723
Net change in unrealized appreciation (depreciation)		(101,806)	1,598,263

Increase (decrease) in net assets from operations		1,355,033	2,379,718

Contract owner transactions:
Proceeds from units sold		1,994,368	2,348,622
Cost of units redeemed		(3,974,386)	(7,789,450)
Account charges		(16,163)	(19,484)
Increase (decrease)		(1,996,181)	(5,460,312)
Net increase (decrease)		(641,148)	(3,080,594)
Net assets, beginning		20,518,044	23,598,638
Net assets, ending		$19,876,896	$20,518,044

Units sold		1,566,746	1,704,252
Units redeemed		(2,852,754)	(5,389,459)
Net increase (decrease)		(1,286,008)	(3,685,207)
Units outstanding, beginning		13,489,235	17,174,442
Units outstanding, ending		12,203,227	13,489,235

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$169,371,657
Cost of units redeemed/account charges			(172,318,982)
Net investment income (loss)			3,289,549
Net realized gain (loss)			14,755,045
Realized gain distributions			3,219,504
Net change in unrealized appreciation (depreciation)			1,560,123
Net assets			$19,876,896

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.63	12,203	$19,877	1.25%	7.1%	12/31/2024	$1.67	0	$0	1.00%	7.4%	12/31/2024	$1.72	0	$0	0.75%	7.6%
12/31/2023	1.52	13,489	20,518	1.25%	11.4%	12/31/2023	1.56	0	0	1.00%	11.7%	12/31/2023	1.60	0	0	0.75%	12.0%
12/31/2022	1.37	16,230	22,155	1.25%	-15.7%	12/31/2022	1.40	0	0	1.00%	-15.5%	12/31/2022	1.43	0	0	0.75%	-15.3%
12/31/2021	1.62	22,534	36,477	1.25%	7.1%	12/31/2021	1.65	0	0	1.00%	7.4%	12/31/2021	1.69	0	0	0.75%	7.7%
12/31/2020	1.51	31,835	48,101	1.25%	11.4%	12/31/2020	1.54	0	0	1.00%	11.7%	12/31/2020	1.57	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	0	$0	0.50%	7.9%	12/31/2024	$1.82	0	$0	0.25%	8.2%	12/31/2024	$1.87	0	$0	0.00%	8.4%
12/31/2023	1.64	0	0	0.50%	12.3%	12/31/2023	1.68	0	0	0.25%	12.5%	12/31/2023	1.73	0	0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-15.0%	12/31/2022	1.50	0	0	0.25%	-14.8%	12/31/2022	1.53	944	1,444	0.00%	-14.6%
12/31/2021	1.72	0	0	0.50%	7.9%	12/31/2021	1.76	0	0	0.25%	8.2%	12/31/2021	1.79	1,026	1,837	0.00%	8.5%
12/31/2020	1.59	0	0	0.50%	12.3%	12/31/2020	1.62	0	0	0.25%	12.6%	12/31/2020	1.65	1,089	1,799	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.1%
2022	1.7%
2021	1.5%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,994,874	$36,997,796	1,958,398
Receivables: investments sold	-
Payables: investments purchased	(574,754)
Net assets	$41,420,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,420,120	23,953,453	$1.73
Band 100	-	-	1.78
Band 75	-	-	1.83
Band 50	-	-	1.88
Band 25	-	-	1.93
Band 0	-	-	1.99
Total	$41,420,120	23,953,453

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,042,677
Mortality & expense charges			(535,357)
Net investment income (loss)			507,320

Gain (loss) on investments:
Net realized gain (loss)			1,848,644
Realized gain distributions			1,173,110
Net change in unrealized appreciation (depreciation)			(370,354)
Net gain (loss)			2,651,400

Increase (decrease) in net assets from operations			$3,158,720

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$507,320	$439,757
Net realized gain (loss)		1,848,644	835,834
Realized gain distributions		1,173,110	73,864
Net change in unrealized appreciation (depreciation)		(370,354)	4,275,244

Increase (decrease) in net assets from operations		3,158,720	5,624,699

Contract owner transactions:
Proceeds from units sold		5,507,929	6,543,572
Cost of units redeemed		(15,020,922)	(12,470,909)
Account charges		(35,025)	(40,815)
Increase (decrease)		(9,548,018)	(5,968,152)
Net increase (decrease)		(6,389,298)	(343,453)
Net assets, beginning		47,809,418	48,152,871
Net assets, ending		$41,420,120	$47,809,418

Units sold		3,374,711	4,388,275
Units redeemed		(9,230,267)	(8,236,958)
Net increase (decrease)		(5,855,556)	(3,848,683)
Units outstanding, beginning		29,809,009	33,657,692
Units outstanding, ending		23,953,453	29,809,009

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$197,763,569
Cost of units redeemed/account charges			(190,197,179)
Net investment income (loss)			4,509,861
Net realized gain (loss)			20,443,085
Realized gain distributions			3,903,706
Net change in unrealized appreciation (depreciation)			4,997,078
Net assets			$41,420,120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	23,953	$41,420	1.25%	7.8%	12/31/2024	$1.78	0	$0	1.00%	8.1%	12/31/2024	$1.83	0	$0	0.75%	8.4%
12/31/2023	1.60	29,809	47,809	1.25%	12.5%	12/31/2023	1.64	0	0	1.00%	12.8%	12/31/2023	1.69	0	0	0.75%	13.1%
12/31/2022	1.43	32,640	46,528	1.25%	-16.3%	12/31/2022	1.46	0	0	1.00%	-16.0%	12/31/2022	1.49	0	0	0.75%	-15.8%
12/31/2021	1.70	38,996	66,379	1.25%	8.5%	12/31/2021	1.74	0	0	1.00%	8.8%	12/31/2021	1.77	0	0	0.75%	9.0%
12/31/2020	1.57	46,883	73,561	1.25%	12.3%	12/31/2020	1.60	0	0	1.00%	12.6%	12/31/2020	1.63	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.88	0	$0	0.50%	8.6%	12/31/2024	$1.93	0	$0	0.25%	8.9%	12/31/2024	$1.99	0	$0	0.00%	9.2%
12/31/2023	1.73	0	0	0.50%	13.4%	12/31/2023	1.77	0	0	0.25%	13.6%	12/31/2023	1.82	0	0	0.00%	13.9%
12/31/2022	1.53	0	0	0.50%	-15.6%	12/31/2022	1.56	0	0	0.25%	-15.4%	12/31/2022	1.60	1,017	1,625	0.00%	-15.2%
12/31/2021	1.81	0	0	0.50%	9.3%	12/31/2021	1.85	0	0	0.25%	9.6%	12/31/2021	1.88	944	1,778	0.00%	9.9%
12/31/2020	1.65	0	0	0.50%	13.1%	12/31/2020	1.68	0	0	0.25%	13.4%	12/31/2020	1.71	851	1,460	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.1%
2022	1.7%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,156,390	$48,369,062	2,427,553
Receivables: investments sold	-
Payables: investments purchased	(113,585)
Net assets	$58,042,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,042,805	31,452,287	$1.85
Band 100	-	-	1.90
Band 75	-	-	1.95
Band 50	-	-	2.01
Band 25	-	-	2.06
Band 0	-	-	2.12
Total	$58,042,805	31,452,287

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,345,769
Mortality & expense charges			(706,908)
Net investment income (loss)			638,861

Gain (loss) on investments:
Net realized gain (loss)			1,507,365
Realized gain distributions			559,239
Net change in unrealized appreciation (depreciation)			1,990,677
Net gain (loss)			4,057,281

Increase (decrease) in net assets from operations			$4,696,142

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$638,861	$505,635
Net realized gain (loss)		1,507,365	997,950
Realized gain distributions		559,239	71,179
Net change in unrealized appreciation (depreciation)		1,990,677	5,473,025

Increase (decrease) in net assets from operations		4,696,142	7,047,789

Contract owner transactions:
Proceeds from units sold		7,789,909	8,044,994
Cost of units redeemed		(10,847,452)	(11,467,601)
Account charges		(45,010)	(47,217)
Increase (decrease)		(3,102,553)	(3,469,824)
Net increase (decrease)		1,593,589	3,577,965
Net assets, beginning		56,449,216	52,871,251
Net assets, ending		$58,042,805	$56,449,216

Units sold		4,561,171	5,106,173
Units redeemed		(6,424,167)	(7,095,659)
Net increase (decrease)		(1,862,996)	(1,989,486)
Units outstanding, beginning		33,315,283	35,304,769
Units outstanding, ending		31,452,287	33,315,283

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$196,276,731
Cost of units redeemed/account charges			(174,344,657)
Net investment income (loss)			4,548,791
Net realized gain (loss)			19,003,915
Realized gain distributions			2,770,697
Net change in unrealized appreciation (depreciation)			9,787,328
Net assets			$58,042,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	31,452	$58,043	1.25%	8.9%	12/31/2024	$1.90	0	$0	1.00%	9.2%	12/31/2024	$1.95	0	$0	0.75%	9.5%
12/31/2023	1.69	33,315	56,449	1.25%	13.8%	12/31/2023	1.74	0	0	1.00%	14.1%	12/31/2023	1.78	0	0	0.75%	14.4%
12/31/2022	1.49	33,504	49,868	1.25%	-16.9%	12/31/2022	1.52	0	0	1.00%	-16.7%	12/31/2022	1.56	0	0	0.75%	-16.5%
12/31/2021	1.79	38,197	68,453	1.25%	10.0%	12/31/2021	1.83	0	0	1.00%	10.3%	12/31/2021	1.87	0	0	0.75%	10.5%
12/31/2020	1.63	41,204	67,141	1.25%	13.1%	12/31/2020	1.66	0	0	1.00%	13.4%	12/31/2020	1.69	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	0	$0	0.50%	9.7%	12/31/2024	$2.06	0	$0	0.25%	10.0%	12/31/2024	$2.12	0	$0	0.00%	10.3%
12/31/2023	1.83	0	0	0.50%	14.7%	12/31/2023	1.87	0	0	0.25%	15.0%	12/31/2023	1.92	0	0	0.00%	15.3%
12/31/2022	1.59	0	0	0.50%	-16.3%	12/31/2022	1.63	0	0	0.25%	-16.1%	12/31/2022	1.67	1,800	3,003	0.00%	-15.9%
12/31/2021	1.90	0	0	0.50%	10.8%	12/31/2021	1.94	0	0	0.25%	11.1%	12/31/2021	1.98	1,640	3,253	0.00%	11.4%
12/31/2020	1.72	0	0	0.50%	14.0%	12/31/2020	1.75	0	0	0.25%	14.2%	12/31/2020	1.78	1,553	2,765	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.1%
2022	1.6%
2021	1.7%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,630,780	$43,569,824	2,063,438
Receivables: investments sold	50,353
Payables: investments purchased	-
Net assets	$54,681,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,681,133	27,697,659	$1.97
Band 100	-	-	2.03
Band 75	-	-	2.09
Band 50	-	-	2.15
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$54,681,133	27,697,659

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,181,127
Mortality & expense charges			(650,327)
Net investment income (loss)			530,800

Gain (loss) on investments:
Net realized gain (loss)			1,867,287
Realized gain distributions			338,117
Net change in unrealized appreciation (depreciation)			2,119,583
Net gain (loss)			4,324,987

Increase (decrease) in net assets from operations			$4,855,787

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$530,800	$414,774
Net realized gain (loss)		1,867,287	1,153,260
Realized gain distributions		338,117	-
Net change in unrealized appreciation (depreciation)		2,119,583	5,541,725

Increase (decrease) in net assets from operations		4,855,787	7,109,759

Contract owner transactions:
Proceeds from units sold		8,425,796	8,534,720
Cost of units redeemed		(10,770,217)	(10,011,493)
Account charges		(57,183)	(59,350)
Increase (decrease)		(2,401,604)	(1,536,123)
Net increase (decrease)		2,454,183	5,573,636
Net assets, beginning		52,226,950	46,653,314
Net assets, ending		$54,681,133	$52,226,950

Units sold		4,649,417	5,208,609
Units redeemed		(6,106,299)	(6,001,303)
Net increase (decrease)		(1,456,882)	(792,694)
Units outstanding, beginning		29,154,541	29,947,235
Units outstanding, ending		27,697,659	29,154,541

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$170,935,371
Cost of units redeemed/account charges			(153,581,089)
Net investment income (loss)			3,985,191
Net realized gain (loss)			20,168,616
Realized gain distributions			2,112,088
Net change in unrealized appreciation (depreciation)			11,060,956
Net assets			$54,681,133

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	27,698	$54,681	1.25%	10.2%	12/31/2024	$2.03	0	$0	1.00%	10.5%	12/31/2024	$2.09	0	$0	0.75%	10.8%
12/31/2023	1.79	29,155	52,227	1.25%	15.4%	12/31/2023	1.84	0	0	1.00%	15.7%	12/31/2023	1.88	0	0	0.75%	16.0%
12/31/2022	1.55	28,956	44,929	1.25%	-17.5%	12/31/2022	1.59	0	0	1.00%	-17.3%	12/31/2022	1.62	0	0	0.75%	-17.1%
12/31/2021	1.88	32,336	60,821	1.25%	11.5%	12/31/2021	1.92	0	0	1.00%	11.8%	12/31/2021	1.96	0	0	0.75%	12.0%
12/31/2020	1.69	37,731	63,660	1.25%	13.8%	12/31/2020	1.72	0	0	1.00%	14.1%	12/31/2020	1.75	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	11.0%	12/31/2024	$2.21	0	$0	0.25%	11.3%	12/31/2024	$2.27	0	$0	0.00%	11.6%
12/31/2023	1.93	0	0	0.50%	16.3%	12/31/2023	1.98	0	0	0.25%	16.6%	12/31/2023	2.03	0	0	0.00%	16.9%
12/31/2022	1.66	0	0	0.50%	-16.9%	12/31/2022	1.70	0	0	0.25%	-16.7%	12/31/2022	1.74	991	1,724	0.00%	-16.5%
12/31/2021	2.00	0	0	0.50%	12.3%	12/31/2021	2.04	0	0	0.25%	12.6%	12/31/2021	2.08	1,200	2,498	0.00%	12.9%
12/31/2020	1.78	0	0	0.50%	14.7%	12/31/2020	1.81	0	0	0.25%	15.0%	12/31/2020	1.84	1,127	2,077	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.0%
2022	1.5%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,901,119	$39,843,695	1,791,491
Receivables: investments sold	52,148
Payables: investments purchased	-
Net assets	$51,953,267

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,953,267	24,512,490	$2.12
Band 100	-	-	2.18
Band 75	-	-	2.24
Band 50	-	-	2.30
Band 25	-	-	2.37
Band 0	-	-	2.44
Total	$51,953,267	24,512,490

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,048,069
Mortality & expense charges			(615,321)
Net investment income (loss)			432,748

Gain (loss) on investments:
Net realized gain (loss)			1,571,136
Realized gain distributions			97,155
Net change in unrealized appreciation (depreciation)			3,178,364
Net gain (loss)			4,846,655

Increase (decrease) in net assets from operations			$5,279,403

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$432,748	$355,825
Net realized gain (loss)		1,571,136	849,556
Realized gain distributions		97,155	-
Net change in unrealized appreciation (depreciation)		3,178,364	5,619,905

Increase (decrease) in net assets from operations		5,279,403	6,825,286

Contract owner transactions:
Proceeds from units sold		7,459,945	8,283,893
Cost of units redeemed		(8,108,811)	(6,944,887)
Account charges		(43,027)	(40,222)
Increase (decrease)		(691,893)	1,298,784
Net increase (decrease)		4,587,510	8,124,070
Net assets, beginning		47,365,757	39,241,687
Net assets, ending		$51,953,267	$47,365,757

Units sold		3,693,640	4,766,769
Units redeemed		(4,175,916)	(3,928,052)
Net increase (decrease)		(482,276)	838,717
Units outstanding, beginning		24,994,766	24,156,049
Units outstanding, ending		24,512,490	24,994,766

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$151,245,572
Cost of units redeemed/account charges			(134,981,029)
Net investment income (loss)			3,433,008
Net realized gain (loss)			18,569,258
Realized gain distributions			1,629,034
Net change in unrealized appreciation (depreciation)			12,057,424
Net assets			$51,953,267

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	24,512	$51,953	1.25%	11.8%	12/31/2024	$2.18	0	$0	1.00%	12.1%	12/31/2024	$2.24	0	$0	0.75%	12.4%
12/31/2023	1.90	24,995	47,366	1.25%	17.2%	12/31/2023	1.94	0	0	1.00%	17.5%	12/31/2023	1.99	0	0	0.75%	17.8%
12/31/2022	1.62	23,246	37,593	1.25%	-17.9%	12/31/2022	1.65	0	0	1.00%	-17.7%	12/31/2022	1.69	0	0	0.75%	-17.5%
12/31/2021	1.97	26,130	51,487	1.25%	13.2%	12/31/2021	2.01	0	0	1.00%	13.5%	12/31/2021	2.05	0	0	0.75%	13.8%
12/31/2020	1.74	30,961	53,898	1.25%	14.6%	12/31/2020	1.77	0	0	1.00%	14.9%	12/31/2020	1.80	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.30	0	$0	0.50%	12.7%	12/31/2024	$2.37	0	$0	0.25%	13.0%	12/31/2024	$2.44	0	$0	0.00%	13.3%
12/31/2023	2.04	0	0	0.50%	18.1%	12/31/2023	2.10	0	0	0.25%	18.4%	12/31/2023	2.15	0	0	0.00%	18.7%
12/31/2022	1.73	0	0	0.50%	-17.3%	12/31/2022	1.77	0	0	0.25%	-17.1%	12/31/2022	1.81	910	1,649	0.00%	-16.9%
12/31/2021	2.09	0	0	0.50%	14.0%	12/31/2021	2.14	0	0	0.25%	14.3%	12/31/2021	2.18	811	1,769	0.00%	14.6%
12/31/2020	1.84	0	0	0.50%	15.4%	12/31/2020	1.87	0	0	0.25%	15.7%	12/31/2020	1.90	671	1,276	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.0%
2022	1.5%
2021	1.6%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,345,042	$32,315,386	1,419,498
Receivables: investments sold	34,838
Payables: investments purchased	-
Net assets	$43,379,880

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,379,880	19,529,297	$2.22
Band 100	-	-	2.28
Band 75	-	-	2.35
Band 50	-	-	2.41
Band 25	-	-	2.48
Band 0	-	-	2.55
Total	$43,379,880	19,529,297

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$843,484
Mortality & expense charges			(516,547)
Net investment income (loss)			326,937

Gain (loss) on investments:
Net realized gain (loss)			1,647,907
Realized gain distributions			48,865
Net change in unrealized appreciation (depreciation)			2,806,088
Net gain (loss)			4,502,860

Increase (decrease) in net assets from operations			$4,829,797

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$326,937	$284,464
Net realized gain (loss)		1,647,907	784,609
Realized gain distributions		48,865	-
Net change in unrealized appreciation (depreciation)		2,806,088	5,066,838

Increase (decrease) in net assets from operations		4,829,797	6,135,911

Contract owner transactions:
Proceeds from units sold		6,348,132	6,602,969
Cost of units redeemed		(7,721,826)	(6,364,864)
Account charges		(44,202)	(44,340)
Increase (decrease)		(1,417,896)	193,765
Net increase (decrease)		3,411,901	6,329,676
Net assets, beginning		39,967,979	33,638,303
Net assets, ending		$43,379,880	$39,967,979

Units sold		3,118,491	3,685,387
Units redeemed		(3,908,317)	(3,523,562)
Net increase (decrease)		(789,826)	161,825
Units outstanding, beginning		20,319,123	20,157,298
Units outstanding, ending		19,529,297	20,319,123

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$117,280,329
Cost of units redeemed/account charges			(103,585,379)
Net investment income (loss)			2,613,764
Net realized gain (loss)			15,102,393
Realized gain distributions			939,117
Net change in unrealized appreciation (depreciation)			11,029,656
Net assets			$43,379,880

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	19,529	$43,380	1.25%	12.9%	12/31/2024	$2.28	0	$0	1.00%	13.2%	12/31/2024	$2.35	0	$0	0.75%	13.5%
12/31/2023	1.97	20,319	39,968	1.25%	18.3%	12/31/2023	2.02	0	0	1.00%	18.6%	12/31/2023	2.07	0	0	0.75%	18.9%
12/31/2022	1.66	19,579	32,561	1.25%	-18.5%	12/31/2022	1.70	0	0	1.00%	-18.3%	12/31/2022	1.74	0	0	0.75%	-18.1%
12/31/2021	2.04	20,134	41,067	1.25%	14.9%	12/31/2021	2.08	0	0	1.00%	15.2%	12/31/2021	2.12	0	0	0.75%	15.5%
12/31/2020	1.77	24,125	42,817	1.25%	15.2%	12/31/2020	1.81	0	0	1.00%	15.5%	12/31/2020	1.84	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	0	$0	0.50%	13.8%	12/31/2024	$2.48	0	$0	0.25%	14.1%	12/31/2024	$2.55	0	$0	0.00%	14.4%
12/31/2023	2.12	0	0	0.50%	19.2%	12/31/2023	2.18	0	0	0.25%	19.5%	12/31/2023	2.23	0	0	0.00%	19.8%
12/31/2022	1.78	0	0	0.50%	-17.9%	12/31/2022	1.82	0	0	0.25%	-17.6%	12/31/2022	1.86	578	1,077	0.00%	-17.4%
12/31/2021	2.17	0	0	0.50%	15.8%	12/31/2021	2.21	0	0	0.25%	16.1%	12/31/2021	2.26	582	1,314	0.00%	16.4%
12/31/2020	1.87	0	0	0.50%	16.1%	12/31/2020	1.91	0	0	0.25%	16.4%	12/31/2020	1.94	534	1,035	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.0%
2022	1.5%
2021	1.6%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$44,422,627	$33,227,246	1,427,064
Receivables: investments sold	30,445
Payables: investments purchased	-
Net assets	$44,453,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,453,072	19,680,342	$2.26
Band 100	-	-	2.32
Band 75	-	-	2.39
Band 50	-	-	2.45
Band 25	-	-	2.52
Band 0	-	-	2.60
Total	$44,453,072	19,680,342

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$846,371
Mortality & expense charges			(521,524)
Net investment income (loss)			324,847

Gain (loss) on investments:
Net realized gain (loss)			1,711,477
Realized gain distributions			32,159
Net change in unrealized appreciation (depreciation)			2,952,817
Net gain (loss)			4,696,453

Increase (decrease) in net assets from operations			$5,021,300

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$324,847	$281,753
Net realized gain (loss)		1,711,477	850,564
Realized gain distributions		32,159	44,263
Net change in unrealized appreciation (depreciation)		2,952,817	5,138,264

Increase (decrease) in net assets from operations		5,021,300	6,314,844

Contract owner transactions:
Proceeds from units sold		7,338,252	7,301,954
Cost of units redeemed		(8,386,367)	(6,860,474)
Account charges		(36,093)	(42,372)
Increase (decrease)		(1,084,208)	399,108
Net increase (decrease)		3,937,092	6,713,952
Net assets, beginning		40,515,980	33,802,028
Net assets, ending		$44,453,072	$40,515,980

Units sold		3,370,121	4,169,042
Units redeemed		(4,038,126)	(3,933,505)
Net increase (decrease)		(668,005)	235,537
Units outstanding, beginning		20,348,347	20,112,810
Units outstanding, ending		19,680,342	20,348,347

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$110,463,387
Cost of units redeemed/account charges			(93,149,865)
Net investment income (loss)			2,403,804
Net realized gain (loss)			12,802,744
Realized gain distributions			737,621
Net change in unrealized appreciation (depreciation)			11,195,381
Net assets			$44,453,072

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.26	19,680	$44,453	1.25%	13.4%	12/31/2024	$2.32	0	$0	1.00%	13.7%	12/31/2024	$2.39	0	$0	0.75%	14.0%
12/31/2023	1.99	20,348	40,516	1.25%	18.8%	12/31/2023	2.04	0	0	1.00%	19.1%	12/31/2023	2.09	0	0	0.75%	19.4%
12/31/2022	1.68	19,704	33,034	1.25%	-18.7%	12/31/2022	1.72	0	0	1.00%	-18.5%	12/31/2022	1.75	0	0	0.75%	-18.3%
12/31/2021	2.06	21,058	43,445	1.25%	15.4%	12/31/2021	2.11	0	0	1.00%	15.7%	12/31/2021	2.15	0	0	0.75%	16.0%
12/31/2020	1.79	23,365	41,764	1.25%	15.4%	12/31/2020	1.82	0	0	1.00%	15.7%	12/31/2020	1.85	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.45	0	$0	0.50%	14.3%	12/31/2024	$2.52	0	$0	0.25%	14.6%	12/31/2024	$2.60	0	$0	0.00%	14.9%
12/31/2023	2.15	0	0	0.50%	19.7%	12/31/2023	2.20	0	0	0.25%	20.0%	12/31/2023	2.26	0	0	0.00%	20.3%
12/31/2022	1.80	0	0	0.50%	-18.1%	12/31/2022	1.84	0	0	0.25%	-17.9%	12/31/2022	1.88	409	768	0.00%	-17.7%
12/31/2021	2.19	0	0	0.50%	16.3%	12/31/2021	2.24	0	0	0.25%	16.6%	12/31/2021	2.28	393	898	0.00%	16.9%
12/31/2020	1.89	0	0	0.50%	16.3%	12/31/2020	1.92	0	0	0.25%	16.6%	12/31/2020	1.95	323	632	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.0%
2022	1.5%
2021	1.7%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,939,573	$23,070,162	1,189,353
Receivables: investments sold	186,760
Payables: investments purchased	-
Net assets	$30,126,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,126,333	13,212,446	$2.28
Band 100	-	-	2.34
Band 75	-	-	2.41
Band 50	-	-	2.48
Band 25	-	-	2.55
Band 0	-	-	2.62
Total	$30,126,333	13,212,446

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$565,681
Mortality & expense charges			(338,533)
Net investment income (loss)			227,148

Gain (loss) on investments:
Net realized gain (loss)			1,080,449
Realized gain distributions			10,274
Net change in unrealized appreciation (depreciation)			1,931,190
Net gain (loss)			3,021,913

Increase (decrease) in net assets from operations			$3,249,061

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$227,148	$188,282
Net realized gain (loss)		1,080,449	474,310
Realized gain distributions		10,274	25,660
Net change in unrealized appreciation (depreciation)		1,931,190	3,465,804

Increase (decrease) in net assets from operations		3,249,061	4,154,056

Contract owner transactions:
Proceeds from units sold		6,445,647	5,676,895
Cost of units redeemed		(6,320,601)	(4,898,931)
Account charges		(33,095)	(32,655)
Increase (decrease)		91,951	745,309
Net increase (decrease)		3,341,012	4,899,365
Net assets, beginning		26,785,321	21,885,956
Net assets, ending		$30,126,333	$26,785,321

Units sold		2,966,854	3,127,405
Units redeemed		(3,104,795)	(2,701,873)
Net increase (decrease)		(137,941)	425,532
Units outstanding, beginning		13,350,387	12,924,855
Units outstanding, ending		13,212,446	13,350,387

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$70,025,168
Cost of units redeemed/account charges			(56,075,563)
Net investment income (loss)			1,531,118
Net realized gain (loss)			7,486,888
Realized gain distributions			289,311
Net change in unrealized appreciation (depreciation)			6,869,411
Net assets			$30,126,333

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.28	13,212	$30,126	1.25%	13.6%	12/31/2024	$2.34	0	$0	1.00%	13.9%	12/31/2024	$2.41	0	$0	0.75%	14.2%
12/31/2023	2.01	13,350	26,785	1.25%	18.9%	12/31/2023	2.06	0	0	1.00%	19.2%	12/31/2023	2.11	0	0	0.75%	19.5%
12/31/2022	1.69	12,514	21,109	1.25%	-18.8%	12/31/2022	1.73	0	0	1.00%	-18.6%	12/31/2022	1.77	0	0	0.75%	-18.4%
12/31/2021	2.08	12,613	26,203	1.25%	15.7%	12/31/2021	2.12	0	0	1.00%	15.9%	12/31/2021	2.16	0	0	0.75%	16.2%
12/31/2020	1.80	13,503	24,257	1.25%	15.5%	12/31/2020	1.83	0	0	1.00%	15.8%	12/31/2020	1.86	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.48	0	$0	0.50%	14.5%	12/31/2024	$2.55	0	$0	0.25%	14.8%	12/31/2024	$2.62	0	$0	0.00%	15.1%
12/31/2023	2.16	0	0	0.50%	19.8%	12/31/2023	2.22	0	0	0.25%	20.1%	12/31/2023	2.28	0	0	0.00%	20.4%
12/31/2022	1.81	0	0	0.50%	-18.2%	12/31/2022	1.85	0	0	0.25%	-18.0%	12/31/2022	1.89	411	777	0.00%	-17.8%
12/31/2021	2.21	0	0	0.50%	16.5%	12/31/2021	2.25	0	0	0.25%	16.8%	12/31/2021	2.30	349	803	0.00%	17.1%
12/31/2020	1.89	0	0	0.50%	16.4%	12/31/2020	1.93	0	0	0.25%	16.7%	12/31/2020	1.96	323	634	0.00%	16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.0%
2022	1.5%
2021	1.7%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,570,457	$1,456,631	98,531
Receivables: investments sold	1,120
Payables: investments purchased	-
Net assets	$1,571,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,571,577	1,057,567	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.57
Band 50	-	-	1.62
Band 25	-	-	1.66
Band 0	-	-	1.71
Total	$1,571,577	1,057,567

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$46,244
Mortality & expense charges			(23,145)
Net investment income (loss)			23,099

Gain (loss) on investments:
Net realized gain (loss)			77,368
Realized gain distributions			33,867
Net change in unrealized appreciation (depreciation)			(12,712)
Net gain (loss)			98,523

Increase (decrease) in net assets from operations			$121,622

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,099	$22,355
Net realized gain (loss)		77,368	3,929
Realized gain distributions		33,867	678
Net change in unrealized appreciation (depreciation)		(12,712)	154,596

Increase (decrease) in net assets from operations		121,622	181,558

Contract owner transactions:
Proceeds from units sold		181,941	159,914
Cost of units redeemed		(703,883)	(153,414)
Account charges		(1,143)	(820)
Increase (decrease)		(523,085)	5,680
Net increase (decrease)		(401,463)	187,238
Net assets, beginning		1,973,040	1,785,802
Net assets, ending		$1,571,577	$1,973,040

Units sold		128,294	144,823
Units redeemed		(481,649)	(140,948)
Net increase (decrease)		(353,355)	3,875
Units outstanding, beginning		1,410,922	1,407,047
Units outstanding, ending		1,057,567	1,410,922

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,252,503
Cost of units redeemed/account charges			(21,737,466)
Net investment income (loss)			423,603
Net realized gain (loss)			1,310,630
Realized gain distributions			208,481
Net change in unrealized appreciation (depreciation)			113,826
Net assets			$1,571,577

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	1,058	$1,572	1.25%	6.3%	12/31/2024	$1.53	0	$0	1.00%	6.5%	12/31/2024	$1.57	0	$0	0.75%	6.8%
12/31/2023	1.40	1,411	1,973	1.25%	10.2%	12/31/2023	1.43	0	0	1.00%	10.5%	12/31/2023	1.47	0	0	0.75%	10.7%
12/31/2022	1.27	1,407	1,786	1.25%	-14.7%	12/31/2022	1.30	0	0	1.00%	-14.5%	12/31/2022	1.33	0	0	0.75%	-14.3%
12/31/2021	1.49	2,538	3,777	1.25%	5.5%	12/31/2021	1.52	0	0	1.00%	5.8%	12/31/2021	1.55	0	0	0.75%	6.0%
12/31/2020	1.41	2,956	4,171	1.25%	10.4%	12/31/2020	1.44	0	0	1.00%	10.7%	12/31/2020	1.46	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	0	$0	0.50%	7.1%	12/31/2024	$1.66	0	$0	0.25%	7.3%	12/31/2024	$1.71	0	$0	0.00%	7.6%
12/31/2023	1.51	0	0	0.50%	11.0%	12/31/2023	1.55	0	0	0.25%	11.3%	12/31/2023	1.59	0	0	0.00%	11.6%
12/31/2022	1.36	0	0	0.50%	-14.1%	12/31/2022	1.39	0	0	0.25%	-13.9%	12/31/2022	1.42	0	0	0.00%	-13.6%
12/31/2021	1.58	0	0	0.50%	6.3%	12/31/2021	1.61	0	0	0.25%	6.6%	12/31/2021	1.65	0	0	0.00%	6.8%
12/31/2020	1.49	0	0	0.50%	11.2%	12/31/2020	1.51	0	0	0.25%	11.5%	12/31/2020	1.54	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.4%
2022	1.9%
2021	1.8%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Retirement Class - 06-939

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$344,036	$365,283	37,905
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$344,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$344,185	326,786	$1.05
Band 100	-	-	1.08
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$344,185	326,786

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,371
Mortality & expense charges			(4,732)
Net investment income (loss)			11,639

Gain (loss) on investments:
Net realized gain (loss)			(13,884)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,048
Net gain (loss)			(2,836)

Increase (decrease) in net assets from operations			$8,803

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,639	$7,321
Net realized gain (loss)		(13,884)	(1,336)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,048	8,635

Increase (decrease) in net assets from operations		8,803	14,620

Contract owner transactions:
Proceeds from units sold		149,172	50,301
Cost of units redeemed		(119,163)	(29)
Account charges		(263)	(304)
Increase (decrease)		29,746	49,968
Net increase (decrease)		38,549	64,588
Net assets, beginning		305,636	241,048
Net assets, ending		$344,185	$305,636

Units sold		144,491	49,968
Units redeemed		(112,446)	(363)
Net increase (decrease)		32,045	49,605
Units outstanding, beginning		294,741	245,136
Units outstanding, ending		326,786	294,741

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,585,596
Cost of units redeemed/account charges			(1,288,882)
Net investment income (loss)			64,075
Net realized gain (loss)			(7,355)
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(21,247)
Net assets			$344,185

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	327	$344	1.25%	1.6%	12/31/2024	$1.08	0	$0	1.00%	1.8%	12/31/2024	$1.11	0	$0	0.75%	2.1%
12/31/2023	1.04	295	306	1.25%	5.5%	12/31/2023	1.06	0	0	1.00%	5.7%	12/31/2023	1.08	0	0	0.75%	6.0%
12/31/2022	0.98	245	241	1.25%	-14.7%	12/31/2022	1.00	0	0	1.00%	-14.5%	12/31/2022	1.02	0	0	0.75%	-14.3%
12/31/2021	1.15	260	299	1.25%	-1.7%	12/31/2021	1.17	0	0	1.00%	-1.5%	12/31/2021	1.19	0	0	0.75%	-1.2%
12/31/2020	1.17	364	427	1.25%	6.4%	12/31/2020	1.19	0	0	1.00%	6.6%	12/31/2020	1.21	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	2.3%	12/31/2024	$1.16	0	$0	0.25%	2.6%	12/31/2024	$1.19	0	$0	0.00%	2.9%
12/31/2023	1.11	0	0	0.50%	6.2%	12/31/2023	1.13	0	0	0.25%	6.5%	12/31/2023	1.16	0	0	0.00%	6.8%
12/31/2022	1.04	0	0	0.50%	-14.0%	12/31/2022	1.06	0	0	0.25%	-13.8%	12/31/2022	1.09	0	0	0.00%	-13.6%
12/31/2021	1.21	0	0	0.50%	-1.0%	12/31/2021	1.24	0	0	0.25%	-0.7%	12/31/2021	1.26	0	0	0.00%	-0.5%
12/31/2020	1.23	0	0	0.50%	7.2%	12/31/2020	1.24	0	0	0.25%	7.4%	12/31/2020	1.26	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.0%
2023	3.9%
2022	3.3%
2021	2.1%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,888,367	$1,548,898	66,568
Receivables: investments sold	193
Payables: investments purchased	-
Net assets	$1,888,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,888,560	518,113	$3.65
Band 100	-	-	3.74
Band 75	-	-	3.83
Band 50	-	-	3.93
Band 25	-	-	4.03
Band 0	-	-	4.13
Total	$1,888,560	518,113

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$407
Mortality & expense charges			(19,980)
Net investment income (loss)			(19,573)

Gain (loss) on investments:
Net realized gain (loss)			64,919
Realized gain distributions			109,997
Net change in unrealized appreciation (depreciation)			209,582
Net gain (loss)			384,498

Increase (decrease) in net assets from operations			$364,925

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,573)	$(12,285)
Net realized gain (loss)		64,919	(2,467)
Realized gain distributions		109,997	-
Net change in unrealized appreciation (depreciation)		209,582	369,079

Increase (decrease) in net assets from operations		364,925	354,327

Contract owner transactions:
Proceeds from units sold		675,064	297,617
Cost of units redeemed		(452,758)	(24,153)
Account charges		(2,236)	(1,603)
Increase (decrease)		220,070	271,861
Net increase (decrease)		584,995	626,188
Net assets, beginning		1,303,565	677,377
Net assets, ending		$1,888,560	$1,303,565

Units sold		212,934	123,275
Units redeemed		(149,854)	(10,743)
Net increase (decrease)		63,080	112,532
Units outstanding, beginning		455,033	342,501
Units outstanding, ending		518,113	455,033

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,198,965
Cost of units redeemed/account charges			(2,558,667)
Net investment income (loss)			(96,933)
Net realized gain (loss)			206,380
Realized gain distributions			799,346
Net change in unrealized appreciation (depreciation)			339,469
Net assets			$1,888,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.65	518	$1,889	1.25%	27.2%	12/31/2024	$3.74	0	$0	1.00%	27.6%	12/31/2024	$3.83	0	$0	0.75%	27.9%
12/31/2023	2.86	455	1,304	1.25%	44.9%	12/31/2023	2.93	0	0	1.00%	45.2%	12/31/2023	3.00	0	0	0.75%	45.6%
12/31/2022	1.98	343	677	1.25%	-33.8%	12/31/2022	2.02	0	0	1.00%	-33.6%	12/31/2022	2.06	0	0	0.75%	-33.4%
12/31/2021	2.99	480	1,432	1.25%	15.1%	12/31/2021	3.04	0	0	1.00%	15.4%	12/31/2021	3.09	0	0	0.75%	15.6%
12/31/2020	2.60	518	1,345	1.25%	42.0%	12/31/2020	2.63	0	0	1.00%	42.4%	12/31/2020	2.67	0	0	0.75%	42.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.93	0	$0	0.50%	28.2%	12/31/2024	$4.03	0	$0	0.25%	28.5%	12/31/2024	$4.13	0	$0	0.00%	28.8%
12/31/2023	3.06	0	0	0.50%	45.9%	12/31/2023	3.13	0	0	0.25%	46.3%	12/31/2023	3.20	0	0	0.00%	46.7%
12/31/2022	2.10	0	0	0.50%	-33.3%	12/31/2022	2.14	0	0	0.25%	-33.1%	12/31/2022	2.18	0	0	0.00%	-32.9%
12/31/2021	3.15	0	0	0.50%	15.9%	12/31/2021	3.20	0	0	0.25%	16.2%	12/31/2021	3.26	0	0	0.00%	16.5%
12/31/2020	2.71	0	0	0.50%	43.1%	12/31/2020	2.75	0	0	0.25%	43.5%	12/31/2020	2.80	0	0	0.00%	43.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.1%
2021	0.0%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.02
Band 100	-	-	2.08
Band 75	-	-	2.13
Band 50	-	-	2.18
Band 25	-	-	2.24
Band 0	-	-	2.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(23)
Net realized gain (loss)		-	(199)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	366

Increase (decrease) in net assets from operations		-	144

Contract owner transactions:
Proceeds from units sold		-	13
Cost of units redeemed		-	(5,520)
Account charges		-	-
Increase (decrease)		-	(5,507)
Net increase (decrease)		-	(5,363)
Net assets, beginning		-	5,363
Net assets, ending		$-	$-

Units sold		-	9
Units redeemed		-	(3,382)
Net increase (decrease)		-	(3,373)
Units outstanding, beginning		-	3,373
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$426,747
Cost of units redeemed/account charges			(462,992)
Net investment income (loss)			2,543
Net realized gain (loss)			(6,505)
Realized gain distributions			40,207
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	0	$0	1.25%	13.1%	12/31/2024	$2.08	0	$0	1.00%	13.4%	12/31/2024	$2.13	0	$0	0.75%	13.7%
12/31/2023	1.79	0	0	1.25%	12.6%	12/31/2023	1.83	0	0	1.00%	12.8%	12/31/2023	1.87	0	0	0.75%	13.1%
12/31/2022	1.59	3	5	1.25%	-8.3%	12/31/2022	1.62	0	0	1.00%	-8.1%	12/31/2022	1.65	0	0	0.75%	-7.9%
12/31/2021	1.73	3	6	1.25%	25.1%	12/31/2021	1.77	0	0	1.00%	25.4%	12/31/2021	1.80	0	0	0.75%	25.7%
12/31/2020	1.39	0	1	1.25%	2.1%	12/31/2020	1.41	0	0	1.00%	2.3%	12/31/2020	1.43	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	14.0%	12/31/2024	$2.24	0	$0	0.25%	14.3%	12/31/2024	$2.29	0	$0	0.00%	14.5%
12/31/2023	1.91	0	0	0.50%	13.4%	12/31/2023	1.96	0	0	0.25%	13.7%	12/31/2023	2.00	0	0	0.00%	14.0%
12/31/2022	1.69	0	0	0.50%	-7.7%	12/31/2022	1.72	0	0	0.25%	-7.4%	12/31/2022	1.76	0	0	0.00%	-7.2%
12/31/2021	1.83	0	0	0.50%	26.0%	12/31/2021	1.86	0	0	0.25%	26.3%	12/31/2021	1.89	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	2.8%	12/31/2020	1.47	0	0	0.25%	3.1%	12/31/2020	1.49	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	1.4%
2021	1.9%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,575	$343,866	17,067
Receivables: investments sold	1,431
Payables: investments purchased	-
Net assets	$348,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$348,006	188,035	$1.85
Band 100	-	-	1.90
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.04
Band 0	-	-	2.10
Total	$348,006	188,035

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,132)
Net investment income (loss)			(4,132)

Gain (loss) on investments:
Net realized gain (loss)			(813)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			28,779
Net gain (loss)			27,966

Increase (decrease) in net assets from operations			$23,834

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,132)	$(3,455)
Net realized gain (loss)		(813)	(5,225)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		28,779	60,696

Increase (decrease) in net assets from operations		23,834	52,016

Contract owner transactions:
Proceeds from units sold		52,252	41,520
Cost of units redeemed		(33,567)	(33,881)
Account charges		(128)	(110)
Increase (decrease)		18,557	7,529
Net increase (decrease)		42,391	59,545
Net assets, beginning		305,615	246,070
Net assets, ending		$348,006	$305,615

Units sold		29,424	26,628
Units redeemed		(17,872)	(20,176)
Net increase (decrease)		11,552	6,452
Units outstanding, beginning		176,483	170,031
Units outstanding, ending		188,035	176,483

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,024,668
Cost of units redeemed/account charges			(3,420,455)
Net investment income (loss)			(71,419)
Net realized gain (loss)			481,605
Realized gain distributions			330,898
Net change in unrealized appreciation (depreciation)			2,709
Net assets			$348,006

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	188	$348	1.25%	6.9%	12/31/2024	$1.90	0	$0	1.00%	7.1%	12/31/2024	$1.95	0	$0	0.75%	7.4%
12/31/2023	1.73	176	306	1.25%	19.7%	12/31/2023	1.77	0	0	1.00%	20.0%	12/31/2023	1.81	0	0	0.75%	20.3%
12/31/2022	1.45	170	246	1.25%	-34.1%	12/31/2022	1.48	0	0	1.00%	-33.9%	12/31/2022	1.51	0	0	0.75%	-33.7%
12/31/2021	2.20	154	338	1.25%	1.4%	12/31/2021	2.23	0	0	1.00%	1.7%	12/31/2021	2.27	0	0	0.75%	1.9%
12/31/2020	2.16	156	337	1.25%	43.2%	12/31/2020	2.20	0	0	1.00%	43.5%	12/31/2020	2.23	0	0	0.75%	43.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	0	$0	0.50%	7.7%	12/31/2024	$2.04	0	$0	0.25%	8.0%	12/31/2024	$2.10	0	$0	0.00%	8.2%
12/31/2023	1.85	0	0	0.50%	20.6%	12/31/2023	1.89	0	0	0.25%	20.9%	12/31/2023	1.94	0	0	0.00%	21.2%
12/31/2022	1.54	0	0	0.50%	-33.6%	12/31/2022	1.57	0	0	0.25%	-33.4%	12/31/2022	1.60	0	0	0.00%	-33.3%
12/31/2021	2.31	0	0	0.50%	2.2%	12/31/2021	2.35	0	0	0.25%	2.4%	12/31/2021	2.39	0	0	0.00%	2.7%
12/31/2020	2.26	0	0	0.50%	44.2%	12/31/2020	2.30	0	0	0.25%	44.6%	12/31/2020	2.33	0	0	0.00%	45.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,715,300	$13,092,410	798,932
Receivables: investments sold	15,678
Payables: investments purchased	-
Net assets	$15,730,978

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,730,978	7,178,919	$2.19
Band 100	-	-	2.24
Band 75	-	-	2.29
Band 50	-	-	2.34
Band 25	-	-	2.39
Band 0	-	-	2.44
Total	$15,730,978	7,178,919

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$292,550
Mortality & expense charges			(172,961)
Net investment income (loss)			119,589

Gain (loss) on investments:
Net realized gain (loss)			608,122
Realized gain distributions			2,386
Net change in unrealized appreciation (depreciation)			925,604
Net gain (loss)			1,536,112

Increase (decrease) in net assets from operations			$1,655,701

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$119,589	$102,974
Net realized gain (loss)		608,122	99,741
Realized gain distributions		2,386	12,237
Net change in unrealized appreciation (depreciation)		925,604	1,828,993

Increase (decrease) in net assets from operations		1,655,701	2,043,945

Contract owner transactions:
Proceeds from units sold		4,959,419	4,575,531
Cost of units redeemed		(4,639,024)	(2,668,027)
Account charges		(24,702)	(24,394)
Increase (decrease)		295,693	1,883,110
Net increase (decrease)		1,951,394	3,927,055
Net assets, beginning		13,779,584	9,852,529
Net assets, ending		$15,730,978	$13,779,584

Units sold		2,350,451	2,627,592
Units redeemed		(2,330,639)	(1,549,510)
Net increase (decrease)		19,812	1,078,082
Units outstanding, beginning		7,159,107	6,081,025
Units outstanding, ending		7,178,919	7,159,107

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,758,470
Cost of units redeemed/account charges			(21,171,430)
Net investment income (loss)			528,586
Net realized gain (loss)			1,921,491
Realized gain distributions			70,971
Net change in unrealized appreciation (depreciation)			2,622,890
Net assets			$15,730,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	7,179	$15,731	1.25%	13.8%	12/31/2024	$2.24	0	$0	1.00%	14.1%	12/31/2024	$2.29	0	$0	0.75%	14.4%
12/31/2023	1.92	7,159	13,780	1.25%	19.2%	12/31/2023	1.96	0	0	1.00%	19.5%	12/31/2023	2.00	0	0	0.75%	19.8%
12/31/2022	1.62	5,856	9,457	1.25%	-18.9%	12/31/2022	1.64	0	0	1.00%	-18.7%	12/31/2022	1.67	0	0	0.75%	-18.5%
12/31/2021	1.99	4,914	9,781	1.25%	15.9%	12/31/2021	2.02	0	0	1.00%	16.2%	12/31/2021	2.05	0	0	0.75%	16.5%
12/31/2020	1.72	4,296	7,377	1.25%	15.6%	12/31/2020	1.74	0	0	1.00%	15.9%	12/31/2020	1.76	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.34	0	$0	0.50%	14.7%	12/31/2024	$2.39	0	$0	0.25%	15.0%	12/31/2024	$2.44	0	$0	0.00%	15.3%
12/31/2023	2.04	0	0	0.50%	20.1%	12/31/2023	2.08	0	0	0.25%	20.4%	12/31/2023	2.12	0	0	0.00%	20.7%
12/31/2022	1.70	0	0	0.50%	-18.3%	12/31/2022	1.73	0	0	0.25%	-18.1%	12/31/2022	1.75	225	396	0.00%	-17.8%
12/31/2021	2.08	0	0	0.50%	16.8%	12/31/2021	2.11	0	0	0.25%	17.1%	12/31/2021	2.14	176	375	0.00%	17.4%
12/31/2020	1.78	0	0	0.50%	16.5%	12/31/2020	1.80	0	0	0.25%	16.8%	12/31/2020	1.82	131	238	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.1%
2022	1.6%
2021	1.9%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd R Class - 06-CNK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$220,338	$256,594	24,322
Receivables: investments sold	-
Payables: investments purchased	(5,085)
Net assets	$215,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$215,253	217,290	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$215,253	217,290

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,782
Mortality & expense charges			(2,718)
Net investment income (loss)			6,064

Gain (loss) on investments:
Net realized gain (loss)			(395)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,727)
Net gain (loss)			(4,122)

Increase (decrease) in net assets from operations			$1,942

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,064	$4,735
Net realized gain (loss)		(395)	(423)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,727)	4,832

Increase (decrease) in net assets from operations		1,942	9,144

Contract owner transactions:
Proceeds from units sold		6,909	8,505
Cost of units redeemed		(5,260)	16
Account charges		-	-
Increase (decrease)		1,649	8,521
Net increase (decrease)		3,591	17,665
Net assets, beginning		211,662	193,997
Net assets, ending		$215,253	$211,662

Units sold		7,001	8,924
Units redeemed		(5,325)	-
Net increase (decrease)		1,676	8,924
Units outstanding, beginning		215,614	206,690
Units outstanding, ending		217,290	215,614

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$552,867
Cost of units redeemed/account charges			(317,274)
Net investment income (loss)			14,508
Net realized gain (loss)			(7)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(36,256)
Net assets			$215,253

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	217	$215	1.25%	0.9%	12/31/2024	$1.01	0	$0	1.00%	1.2%	12/31/2024	$1.03	0	$0	0.75%	1.4%
12/31/2023	0.98	216	212	1.25%	4.6%	12/31/2023	1.00	0	0	1.00%	4.9%	12/31/2023	1.02	0	0	0.75%	5.1%
12/31/2022	0.94	207	194	1.25%	-15.3%	12/31/2022	0.95	0	0	1.00%	-15.1%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	201	223	1.25%	-2.5%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.0%
12/31/2020	1.14	51	58	1.25%	5.9%	12/31/2020	1.15	0	0	1.00%	6.1%	12/31/2020	1.16	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	1.7%	12/31/2024	$1.08	0	$0	0.25%	1.9%	12/31/2024	$1.10	0	$0	0.00%	2.2%
12/31/2023	1.04	0	0	0.50%	5.4%	12/31/2023	1.06	0	0	0.25%	5.6%	12/31/2023	1.08	0	0	0.00%	5.9%
12/31/2022	0.99	0	0	0.50%	-14.7%	12/31/2022	1.00	0	0	0.25%	-14.5%	12/31/2022	1.02	0	0	0.00%	-14.2%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.17	0	0	0.25%	-1.5%	12/31/2021	1.19	0	0	0.00%	-1.3%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.19	0	0	0.25%	6.9%	12/31/2020	1.20	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.6%
2022	2.3%
2021	1.6%
2020	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Institutional Class - 06-FGV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,648,717	$1,714,036	165,690
Receivables: investments sold	-
Payables: investments purchased	(76,312)
Net assets	$1,572,405

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,572,405	1,580,697	$0.99
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$1,572,405	1,580,697

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$51,968
Mortality & expense charges			(19,202)
Net investment income (loss)			32,766

Gain (loss) on investments:
Net realized gain (loss)			(42,290)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,168
Net gain (loss)			(26,122)

Increase (decrease) in net assets from operations			$6,644

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,766	$18,725
Net realized gain (loss)		(42,290)	(41,913)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,168	79,161

Increase (decrease) in net assets from operations		6,644	55,973

Contract owner transactions:
Proceeds from units sold		1,089,249	630,609
Cost of units redeemed		(904,478)	(522,047)
Account charges		(3,015)	(1,972)
Increase (decrease)		181,756	106,590
Net increase (decrease)		188,400	162,563
Net assets, beginning		1,384,005	1,221,442
Net assets, ending		$1,572,405	$1,384,005

Units sold		1,101,964	650,606
Units redeemed		(914,812)	(540,219)
Net increase (decrease)		187,152	110,387
Units outstanding, beginning		1,393,545	1,283,158
Units outstanding, ending		1,580,697	1,393,545

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,595,257
Cost of units redeemed/account charges			(4,924,412)
Net investment income (loss)			106,533
Net realized gain (loss)			(148,339)
Realized gain distributions			8,685
Net change in unrealized appreciation (depreciation)			(65,319)
Net assets			$1,572,405

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	1,581	$1,572	1.25%	0.2%	12/31/2024	$1.02	0	$0	1.00%	0.4%	12/31/2024	$1.04	0	$0	0.75%	0.7%
12/31/2023	0.99	1,394	1,384	1.25%	4.3%	12/31/2023	1.01	0	0	1.00%	4.6%	12/31/2023	1.03	0	0	0.75%	4.9%
12/31/2022	0.95	1,283	1,221	1.25%	-14.3%	12/31/2022	0.97	0	0	1.00%	-14.1%	12/31/2022	0.98	0	0	0.75%	-13.9%
12/31/2021	1.11	1,489	1,655	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.8%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	599	687	1.25%	6.2%	12/31/2020	1.16	0	0	1.00%	6.4%	12/31/2020	1.17	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	0.9%	12/31/2024	$1.08	0	$0	0.25%	1.2%	12/31/2024	$1.10	0	$0	0.00%	1.4%
12/31/2023	1.05	0	0	0.50%	5.1%	12/31/2023	1.07	0	0	0.25%	5.4%	12/31/2023	1.08	0	0	0.00%	5.6%
12/31/2022	1.00	0	0	0.50%	-13.7%	12/31/2022	1.01	0	0	0.25%	-13.5%	12/31/2022	1.03	0	0	0.00%	-13.2%
12/31/2021	1.15	0	0	0.50%	-2.3%	12/31/2021	1.17	0	0	0.25%	-2.1%	12/31/2021	1.18	0	0	0.00%	-1.8%
12/31/2020	1.18	0	0	0.50%	7.0%	12/31/2020	1.19	0	0	0.25%	7.2%	12/31/2020	1.21	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	2.5%
2022	2.4%
2021	2.3%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,033,923	$1,083,492	68,617
Receivables: investments sold	825
Payables: investments purchased	-
Net assets	$1,034,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,034,748	380,539	$2.72
Band 100	-	-	2.77
Band 75	-	-	2.83
Band 50	-	-	2.89
Band 25	-	-	2.95
Band 0	-	-	3.01
Total	$1,034,748	380,539

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,239
Mortality & expense charges			(13,130)
Net investment income (loss)			(1,891)

Gain (loss) on investments:
Net realized gain (loss)			63,430
Realized gain distributions			102,685
Net change in unrealized appreciation (depreciation)			61,986
Net gain (loss)			228,101

Increase (decrease) in net assets from operations			$226,210

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,891)	$768
Net realized gain (loss)		63,430	(74,035)
Realized gain distributions		102,685	166,322
Net change in unrealized appreciation (depreciation)		61,986	109,716

Increase (decrease) in net assets from operations		226,210	202,771

Contract owner transactions:
Proceeds from units sold		1,414,195	219,945
Cost of units redeemed		(1,347,292)	(333,377)
Account charges		(15)	(13)
Increase (decrease)		66,888	(113,445)
Net increase (decrease)		293,098	89,326
Net assets, beginning		741,650	652,324
Net assets, ending		$1,034,748	$741,650

Units sold		552,574	110,837
Units redeemed		(519,438)	(164,162)
Net increase (decrease)		33,136	(53,325)
Units outstanding, beginning		347,403	400,728
Units outstanding, ending		380,539	347,403

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,674,255
Cost of units redeemed/account charges			(2,041,198)
Net investment income (loss)			(3,429)
Net realized gain (loss)			12,833
Realized gain distributions			441,856
Net change in unrealized appreciation (depreciation)			(49,569)
Net assets			$1,034,748

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.72	381	$1,035	1.25%	27.4%	12/31/2024	$2.77	0	$0	1.00%	27.7%	12/31/2024	$2.83	0	$0	0.75%	28.0%
12/31/2023	2.13	347	742	1.25%	31.1%	12/31/2023	2.17	0	0	1.00%	31.5%	12/31/2023	2.21	0	0	0.75%	31.8%
12/31/2022	1.63	401	652	1.25%	-23.1%	12/31/2022	1.65	0	0	1.00%	-22.9%	12/31/2022	1.68	0	0	0.75%	-22.7%
12/31/2021	2.12	377	797	1.25%	23.8%	12/31/2021	2.14	0	0	1.00%	24.1%	12/31/2021	2.17	0	0	0.75%	24.4%
12/31/2020	1.71	0	0	1.25%	19.0%	12/31/2020	1.73	0	0	1.00%	19.3%	12/31/2020	1.74	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.89	0	$0	0.50%	28.3%	12/31/2024	$2.95	0	$0	0.25%	28.7%	12/31/2024	$3.01	0	$0	0.00%	29.0%
12/31/2023	2.25	0	0	0.50%	32.1%	12/31/2023	2.29	0	0	0.25%	32.5%	12/31/2023	2.33	0	0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-22.5%	12/31/2022	1.73	0	0	0.25%	-22.3%	12/31/2022	1.76	0	0	0.00%	-22.1%
12/31/2021	2.20	0	0	0.50%	24.8%	12/31/2021	2.23	0	0	0.25%	25.1%	12/31/2021	2.25	0	0	0.00%	25.4%
12/31/2020	1.76	0	0	0.50%	19.9%	12/31/2020	1.78	0	0	0.25%	20.2%	12/31/2020	1.80	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.4%
2022	1.3%
2021	1.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,079,557	$8,610,732	417,454
Receivables: investments sold	104,435
Payables: investments purchased	-
Net assets	$9,183,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,929,624	5,904,719	$1.51
Band 100	-	-	1.54
Band 75	254,368	161,551	1.57
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$9,183,992	6,066,270

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$279,427
Mortality & expense charges			(114,023)
Net investment income (loss)			165,404

Gain (loss) on investments:
Net realized gain (loss)			119,895
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(72,686)
Net gain (loss)			47,209

Increase (decrease) in net assets from operations			$212,613

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$165,404	$170,241
Net realized gain (loss)		119,895	24,203
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(72,686)	975,941

Increase (decrease) in net assets from operations		212,613	1,170,385

Contract owner transactions:
Proceeds from units sold		3,116,274	3,241,562
Cost of units redeemed		(2,862,328)	(2,268,350)
Account charges		(18,208)	(13,308)
Increase (decrease)		235,738	959,904
Net increase (decrease)		448,351	2,130,289
Net assets, beginning		8,735,641	6,605,352
Net assets, ending		$9,183,992	$8,735,641

Units sold		2,035,266	2,373,802
Units redeemed		(1,876,674)	(1,681,069)
Net increase (decrease)		158,592	692,733
Units outstanding, beginning		5,907,678	5,214,945
Units outstanding, ending		6,066,270	5,907,678

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,067,072
Cost of units redeemed/account charges			(15,394,625)
Net investment income (loss)			875,333
Net realized gain (loss)			167,387
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			468,825
Net assets			$9,183,992

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	5,905	$8,930	1.25%	2.4%	12/31/2024	$1.54	0	$0	1.00%	2.7%	12/31/2024	$1.57	162	$254	0.75%	2.9%
12/31/2023	1.48	5,701	8,420	1.25%	16.7%	12/31/2023	1.50	0	0	1.00%	17.0%	12/31/2023	1.53	206	316	0.75%	17.3%
12/31/2022	1.27	5,009	6,337	1.25%	-15.3%	12/31/2022	1.28	0	0	1.00%	-15.1%	12/31/2022	1.30	206	268	0.75%	-14.8%
12/31/2021	1.49	5,198	7,760	1.25%	9.9%	12/31/2021	1.51	33	49	1.00%	10.2%	12/31/2021	1.53	204	313	0.75%	10.5%
12/31/2020	1.36	4,189	5,690	1.25%	6.8%	12/31/2020	1.37	5	7	1.00%	7.1%	12/31/2020	1.39	235	325	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	3.2%	12/31/2024	$1.64	0	$0	0.25%	3.4%	12/31/2024	$1.67	0	$0	0.00%	3.7%
12/31/2023	1.56	0	0	0.50%	17.6%	12/31/2023	1.58	0	0	0.25%	17.9%	12/31/2023	1.61	0	0	0.00%	18.2%
12/31/2022	1.32	0	0	0.50%	-14.6%	12/31/2022	1.34	0	0	0.25%	-14.4%	12/31/2022	1.36	0	0	0.00%	-14.2%
12/31/2021	1.55	0	0	0.50%	10.7%	12/31/2021	1.57	0	0	0.25%	11.0%	12/31/2021	1.59	0	0	0.00%	11.3%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.41	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.5%
2022	2.5%
2021	3.3%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,545,631	$21,248,248	454,250
Receivables: investments sold	-
Payables: investments purchased	(124,501)
Net assets	$30,421,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,421,130	8,137,876	$3.74
Band 100	-	-	3.81
Band 75	-	-	3.89
Band 50	-	-	3.97
Band 25	-	-	4.05
Band 0	-	-	4.13
Total	$30,421,130	8,137,876

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$179,555
Mortality & expense charges			(360,054)
Net investment income (loss)			(180,499)

Gain (loss) on investments:
Net realized gain (loss)			2,291,072
Realized gain distributions			794,918
Net change in unrealized appreciation (depreciation)			4,819,003
Net gain (loss)			7,904,993

Increase (decrease) in net assets from operations			$7,724,494

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(180,499)	$(92,023)
Net realized gain (loss)		2,291,072	495,759
Realized gain distributions		794,918	280,851
Net change in unrealized appreciation (depreciation)		4,819,003	6,824,225

Increase (decrease) in net assets from operations		7,724,494	7,508,812

Contract owner transactions:
Proceeds from units sold		6,466,551	5,074,272
Cost of units redeemed		(8,556,982)	(5,077,093)
Account charges		(25,715)	(15,995)
Increase (decrease)		(2,116,146)	(18,816)
Net increase (decrease)		5,608,348	7,489,996
Net assets, beginning		24,812,782	17,322,786
Net assets, ending		$30,421,130	$24,812,782

Units sold		2,151,116	2,120,957
Units redeemed		(2,749,252)	(1,976,127)
Net increase (decrease)		(598,136)	144,830
Units outstanding, beginning		8,736,012	8,591,182
Units outstanding, ending		8,137,876	8,736,012

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$61,808,351
Cost of units redeemed/account charges			(58,003,116)
Net investment income (loss)			(444,389)
Net realized gain (loss)			12,183,072
Realized gain distributions			5,579,829
Net change in unrealized appreciation (depreciation)			9,297,383
Net assets			$30,421,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.74	8,138	$30,421	1.25%	31.6%	12/31/2024	$3.81	0	$0	1.00%	31.9%	12/31/2024	$3.89	0	$0	0.75%	32.3%
12/31/2023	2.84	8,736	24,813	1.25%	40.9%	12/31/2023	2.89	0	0	1.00%	41.2%	12/31/2023	2.94	0	0	0.75%	41.6%
12/31/2022	2.02	8,591	17,323	1.25%	-30.0%	12/31/2022	2.05	0	0	1.00%	-29.9%	12/31/2022	2.08	0	0	0.75%	-29.7%
12/31/2021	2.88	8,813	25,401	1.25%	25.9%	12/31/2021	2.92	22	64	1.00%	26.2%	12/31/2021	2.96	0	0	0.75%	26.6%
12/31/2020	2.29	11,229	25,701	1.25%	36.7%	12/31/2020	2.31	3	8	1.00%	37.1%	12/31/2020	2.34	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.97	0	$0	0.50%	32.6%	12/31/2024	$4.05	0	$0	0.25%	32.9%	12/31/2024	$4.13	0	$0	0.00%	33.3%
12/31/2023	2.99	0	0	0.50%	41.9%	12/31/2023	3.05	0	0	0.25%	42.3%	12/31/2023	3.10	0	0	0.00%	42.6%
12/31/2022	2.11	0	0	0.50%	-29.5%	12/31/2022	2.14	0	0	0.25%	-29.3%	12/31/2022	2.18	0	0	0.00%	-29.2%
12/31/2021	2.99	0	0	0.50%	26.9%	12/31/2021	3.03	0	0	0.25%	27.2%	12/31/2021	3.07	0	0	0.00%	27.5%
12/31/2020	2.36	0	0	0.50%	37.7%	12/31/2020	2.38	0	0	0.25%	38.1%	12/31/2020	2.41	0	0	0.00%	38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.8%
2021	0.8%
2020	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,493,393	$9,238,469	409,794
Receivables: investments sold	-
Payables: investments purchased	(6,741)
Net assets	$10,486,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,486,652	5,844,500	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$10,486,652	5,844,500

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$205,979
Mortality & expense charges			(133,951)
Net investment income (loss)			72,028

Gain (loss) on investments:
Net realized gain (loss)			334,999
Realized gain distributions			103,573
Net change in unrealized appreciation (depreciation)			767,611
Net gain (loss)			1,206,183

Increase (decrease) in net assets from operations			$1,278,211

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,028	$110,599
Net realized gain (loss)		334,999	120,197
Realized gain distributions		103,573	268,958
Net change in unrealized appreciation (depreciation)		767,611	536,303

Increase (decrease) in net assets from operations		1,278,211	1,036,057

Contract owner transactions:
Proceeds from units sold		1,509,353	3,995,383
Cost of units redeemed		(3,579,398)	(4,041,069)
Account charges		(11,352)	(10,988)
Increase (decrease)		(2,081,397)	(56,674)
Net increase (decrease)		(803,186)	979,383
Net assets, beginning		11,289,838	10,310,455
Net assets, ending		$10,486,652	$11,289,838

Units sold		1,123,615	2,715,287
Units redeemed		(2,379,437)	(2,753,513)
Net increase (decrease)		(1,255,822)	(38,226)
Units outstanding, beginning		7,100,322	7,138,548
Units outstanding, ending		5,844,500	7,100,322

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,963,652
Cost of units redeemed/account charges			(25,261,792)
Net investment income (loss)			822,038
Net realized gain (loss)			1,227,375
Realized gain distributions			1,480,455
Net change in unrealized appreciation (depreciation)			1,254,924
Net assets			$10,486,652

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	5,845	$10,487	1.25%	12.8%	12/31/2024	$1.83	0	$0	1.00%	13.1%	12/31/2024	$1.87	0	$0	0.75%	13.4%
12/31/2023	1.59	7,100	11,290	1.25%	10.1%	12/31/2023	1.62	0	0	1.00%	10.4%	12/31/2023	1.65	0	0	0.75%	10.6%
12/31/2022	1.44	7,139	10,310	1.25%	-8.7%	12/31/2022	1.47	0	0	1.00%	-8.5%	12/31/2022	1.49	0	0	0.75%	-8.2%
12/31/2021	1.58	6,323	10,002	1.25%	23.5%	12/31/2021	1.60	7	12	1.00%	23.8%	12/31/2021	1.62	0	0	0.75%	24.1%
12/31/2020	1.28	6,606	8,462	1.25%	1.6%	12/31/2020	1.29	0	0	1.00%	1.9%	12/31/2020	1.31	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	0	$0	0.50%	13.7%	12/31/2024	$1.94	0	$0	0.25%	14.0%	12/31/2024	$1.98	0	$0	0.00%	14.3%
12/31/2023	1.68	0	0	0.50%	10.9%	12/31/2023	1.71	0	0	0.25%	11.2%	12/31/2023	1.74	0	0	0.00%	11.5%
12/31/2022	1.51	0	0	0.50%	-8.0%	12/31/2022	1.53	0	0	0.25%	-7.8%	12/31/2022	1.56	0	0	0.00%	-7.5%
12/31/2021	1.64	0	0	0.50%	24.4%	12/31/2021	1.66	0	0	0.25%	24.7%	12/31/2021	1.69	0	0	0.00%	25.0%
12/31/2020	1.32	0	0	0.50%	2.4%	12/31/2020	1.33	0	0	0.25%	2.6%	12/31/2020	1.35	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	2.2%
2022	2.3%
2021	1.9%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,011,903	$6,002,006	367,812
Receivables: investments sold	-
Payables: investments purchased	(27,589)
Net assets	$5,984,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,429,515	3,882,235	$1.40
Band 100	-	-	1.43
Band 75	554,799	381,021	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$5,984,314	4,263,256

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$181,057
Mortality & expense charges			(74,110)
Net investment income (loss)			106,947

Gain (loss) on investments:
Net realized gain (loss)			53,581
Realized gain distributions			189,116
Net change in unrealized appreciation (depreciation)			29,448
Net gain (loss)			272,145

Increase (decrease) in net assets from operations			$379,092

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106,947	$91,995
Net realized gain (loss)		53,581	(84,109)
Realized gain distributions		189,116	45,051
Net change in unrealized appreciation (depreciation)		29,448	551,110

Increase (decrease) in net assets from operations		379,092	604,047

Contract owner transactions:
Proceeds from units sold		710,399	1,241,862
Cost of units redeemed		(1,197,927)	(2,110,468)
Account charges		(7,754)	(7,875)
Increase (decrease)		(495,282)	(876,481)
Net increase (decrease)		(116,190)	(272,434)
Net assets, beginning		6,100,504	6,372,938
Net assets, ending		$5,984,314	$6,100,504

Units sold		520,228	1,026,526
Units redeemed		(859,158)	(1,711,239)
Net increase (decrease)		(338,930)	(684,713)
Units outstanding, beginning		4,602,186	5,286,899
Units outstanding, ending		4,263,256	4,602,186

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,664,696
Cost of units redeemed/account charges			(13,185,442)
Net investment income (loss)			594,474
Net realized gain (loss)			362,643
Realized gain distributions			538,046
Net change in unrealized appreciation (depreciation)			9,897
Net assets			$5,984,314

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	3,882	$5,430	1.25%	6.1%	12/31/2024	$1.43	0	$0	1.00%	6.3%	12/31/2024	$1.46	381	$555	0.75%	6.6%
12/31/2023	1.32	4,092	5,396	1.25%	10.0%	12/31/2023	1.34	0	0	1.00%	10.3%	12/31/2023	1.37	403	551	0.75%	10.6%
12/31/2022	1.20	4,627	5,545	1.25%	-14.3%	12/31/2022	1.22	0	0	1.00%	-14.1%	12/31/2022	1.24	430	532	0.75%	-13.9%
12/31/2021	1.40	4,044	5,655	1.25%	5.6%	12/31/2021	1.42	1	2	1.00%	5.9%	12/31/2021	1.43	438	628	0.75%	6.2%
12/31/2020	1.32	3,391	4,489	1.25%	10.6%	12/31/2020	1.34	0	0	1.00%	10.9%	12/31/2020	1.35	442	597	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	6.9%	12/31/2024	$1.52	0	$0	0.25%	7.1%	12/31/2024	$1.55	0	$0	0.00%	7.4%
12/31/2023	1.39	0	0	0.50%	10.9%	12/31/2023	1.42	0	0	0.25%	11.1%	12/31/2023	1.44	107	154	0.00%	11.4%
12/31/2022	1.25	0	0	0.50%	-13.7%	12/31/2022	1.27	0	0	0.25%	-13.5%	12/31/2022	1.29	229	296	0.00%	-13.2%
12/31/2021	1.45	0	0	0.50%	6.4%	12/31/2021	1.47	0	0	0.25%	6.7%	12/31/2021	1.49	111	166	0.00%	7.0%
12/31/2020	1.36	0	0	0.50%	11.4%	12/31/2020	1.38	0	0	0.25%	11.7%	12/31/2020	1.39	306	426	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.5%
2022	2.6%
2021	2.3%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,507,852	$13,422,119	794,980
Receivables: investments sold	6,809
Payables: investments purchased	-
Net assets	$13,514,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,210,813	9,113,860	$1.45
Band 100	-	-	1.48
Band 75	303,848	201,331	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$13,514,661	9,315,191

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$422,066
Mortality & expense charges			(185,198)
Net investment income (loss)			236,868

Gain (loss) on investments:
Net realized gain (loss)			228,028
Realized gain distributions			626,171
Net change in unrealized appreciation (depreciation)			(97,732)
Net gain (loss)			756,467

Increase (decrease) in net assets from operations			$993,335

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$236,868	$268,480
Net realized gain (loss)		228,028	(37,422)
Realized gain distributions		626,171	230,119
Net change in unrealized appreciation (depreciation)		(97,732)	1,280,782

Increase (decrease) in net assets from operations		993,335	1,741,959

Contract owner transactions:
Proceeds from units sold		1,294,966	3,696,208
Cost of units redeemed		(6,175,527)	(3,208,626)
Account charges		(23,191)	(19,591)
Increase (decrease)		(4,903,752)	467,991
Net increase (decrease)		(3,910,417)	2,209,950
Net assets, beginning		17,425,078	15,215,128
Net assets, ending		$13,514,661	$17,425,078

Units sold		1,203,700	3,082,468
Units redeemed		(4,576,189)	(2,679,473)
Net increase (decrease)		(3,372,489)	402,995
Units outstanding, beginning		12,687,680	12,284,685
Units outstanding, ending		9,315,191	12,687,680

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,880,638
Cost of units redeemed/account charges			(38,229,975)
Net investment income (loss)			1,743,466
Net realized gain (loss)			2,158,772
Realized gain distributions			1,876,027
Net change in unrealized appreciation (depreciation)			85,733
Net assets			$13,514,661

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	9,114	$13,211	1.25%	6.7%	12/31/2024	$1.48	0	$0	1.00%	7.0%	12/31/2024	$1.51	201	$304	0.75%	7.3%
12/31/2023	1.36	11,035	14,989	1.25%	10.9%	12/31/2023	1.38	0	0	1.00%	11.1%	12/31/2023	1.41	215	303	0.75%	11.4%
12/31/2022	1.23	10,417	12,765	1.25%	-14.9%	12/31/2022	1.24	0	0	1.00%	-14.7%	12/31/2022	1.26	310	392	0.75%	-14.4%
12/31/2021	1.44	11,330	16,308	1.25%	6.5%	12/31/2021	1.46	0	0	1.00%	6.8%	12/31/2021	1.48	275	406	0.75%	7.0%
12/31/2020	1.35	12,365	16,710	1.25%	11.2%	12/31/2020	1.37	0	0	1.00%	11.5%	12/31/2020	1.38	342	472	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	7.5%	12/31/2024	$1.57	0	$0	0.25%	7.8%	12/31/2024	$1.60	0	$0	0.00%	8.1%
12/31/2023	1.43	0	0	0.50%	11.7%	12/31/2023	1.46	0	0	0.25%	12.0%	12/31/2023	1.48	1,438	2,133	0.00%	12.2%
12/31/2022	1.28	0	0	0.50%	-14.2%	12/31/2022	1.30	0	0	0.25%	-14.0%	12/31/2022	1.32	1,557	2,058	0.00%	-13.8%
12/31/2021	1.50	0	0	0.50%	7.3%	12/31/2021	1.51	0	0	0.25%	7.6%	12/31/2021	1.53	1,755	2,691	0.00%	7.9%
12/31/2020	1.39	0	0	0.50%	12.0%	12/31/2020	1.41	0	0	0.25%	12.3%	12/31/2020	1.42	1,845	2,623	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.8%
2022	2.3%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,552,543	$44,401,992	2,472,213
Receivables: investments sold	48,690
Payables: investments purchased	-
Net assets	$46,601,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,851,385	29,797,783	$1.51
Band 100	-	-	1.54
Band 75	1,749,848	1,116,594	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$46,601,233	30,914,377

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,374,050
Mortality & expense charges			(643,116)
Net investment income (loss)			730,934

Gain (loss) on investments:
Net realized gain (loss)			1,843,777
Realized gain distributions			1,753,863
Net change in unrealized appreciation (depreciation)			(301,502)
Net gain (loss)			3,296,138

Increase (decrease) in net assets from operations			$4,027,072

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$730,934	$919,770
Net realized gain (loss)		1,843,777	35,608
Realized gain distributions		1,753,863	544,498
Net change in unrealized appreciation (depreciation)		(301,502)	5,234,798

Increase (decrease) in net assets from operations		4,027,072	6,734,674

Contract owner transactions:
Proceeds from units sold		4,829,828	12,082,444
Cost of units redeemed		(25,380,049)	(12,792,789)
Account charges		(59,715)	(59,649)
Increase (decrease)		(20,609,936)	(769,994)
Net increase (decrease)		(16,582,864)	5,964,680
Net assets, beginning		63,184,097	57,219,417
Net assets, ending		$46,601,233	$63,184,097

Units sold		3,766,874	9,766,199
Units redeemed		(17,357,552)	(10,302,192)
Net increase (decrease)		(13,590,678)	(535,993)
Units outstanding, beginning		44,505,055	45,041,048
Units outstanding, ending		30,914,377	44,505,055

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$161,182,747
Cost of units redeemed/account charges			(137,617,438)
Net investment income (loss)			6,382,517
Net realized gain (loss)			8,636,712
Realized gain distributions			5,866,144
Net change in unrealized appreciation (depreciation)			2,150,551
Net assets			$46,601,233

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	29,798	$44,851	1.25%	7.3%	12/31/2024	$1.54	0	$0	1.00%	7.6%	12/31/2024	$1.57	1,117	$1,750	0.75%	7.9%
12/31/2023	1.40	37,719	52,888	1.25%	11.7%	12/31/2023	1.43	0	0	1.00%	11.9%	12/31/2023	1.45	1,225	1,779	0.75%	12.2%
12/31/2022	1.26	37,542	47,140	1.25%	-15.4%	12/31/2022	1.27	0	0	1.00%	-15.2%	12/31/2022	1.29	1,303	1,686	0.75%	-15.0%
12/31/2021	1.48	43,823	65,061	1.25%	7.4%	12/31/2021	1.50	0	0	1.00%	7.7%	12/31/2021	1.52	1,304	1,985	0.75%	7.9%
12/31/2020	1.38	42,834	59,211	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.41	1,455	2,052	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	8.2%	12/31/2024	$1.63	0	$0	0.25%	8.4%	12/31/2024	$1.66	0	$0	0.00%	8.7%
12/31/2023	1.48	0	0	0.50%	12.5%	12/31/2023	1.50	0	0	0.25%	12.8%	12/31/2023	1.53	5,562	8,518	0.00%	13.1%
12/31/2022	1.31	0	0	0.50%	-14.8%	12/31/2022	1.33	0	0	0.25%	-14.6%	12/31/2022	1.35	6,197	8,393	0.00%	-14.4%
12/31/2021	1.54	0	0	0.50%	8.2%	12/31/2021	1.56	0	0	0.25%	8.5%	12/31/2021	1.58	7,938	12,555	0.00%	8.7%
12/31/2020	1.43	0	0	0.50%	12.5%	12/31/2020	1.44	0	0	0.25%	12.8%	12/31/2020	1.45	9,861	14,342	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.6%
2022	2.1%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,321,654	$81,034,730	4,132,361
Receivables: investments sold	-
Payables: investments purchased	(95,739)
Net assets	$88,225,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,437,744	53,318,202	$1.58
Band 100	-	-	1.62
Band 75	3,788,171	2,297,532	1.65
Band 50	-	-	1.68
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$88,225,915	55,615,734

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,408,253
Mortality & expense charges			(1,125,463)
Net investment income (loss)			1,282,790

Gain (loss) on investments:
Net realized gain (loss)			3,828,370
Realized gain distributions			2,448,217
Net change in unrealized appreciation (depreciation)			125,470
Net gain (loss)			6,402,057

Increase (decrease) in net assets from operations			$7,684,847

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,282,790	$1,552,667
Net realized gain (loss)		3,828,370	343,028
Realized gain distributions		2,448,217	164,372
Net change in unrealized appreciation (depreciation)		125,470	9,930,051

Increase (decrease) in net assets from operations		7,684,847	11,990,118

Contract owner transactions:
Proceeds from units sold		16,092,080	23,674,746
Cost of units redeemed		(41,041,268)	(18,914,105)
Account charges		(119,041)	(109,912)
Increase (decrease)		(25,068,229)	4,650,729
Net increase (decrease)		(17,383,382)	16,640,847
Net assets, beginning		105,609,297	88,968,450
Net assets, ending		$88,225,915	$105,609,297

Units sold		11,280,414	18,488,232
Units redeemed		(26,708,020)	(14,967,160)
Net increase (decrease)		(15,427,606)	3,521,072
Units outstanding, beginning		71,043,340	67,522,268
Units outstanding, ending		55,615,734	71,043,340

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$203,074,913
Cost of units redeemed/account charges			(147,846,972)
Net investment income (loss)			8,313,441
Net realized gain (loss)			11,490,607
Realized gain distributions			5,907,002
Net change in unrealized appreciation (depreciation)			7,286,924
Net assets			$88,225,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	53,318	$84,438	1.25%	8.1%	12/31/2024	$1.62	0	$0	1.00%	8.4%	12/31/2024	$1.65	2,298	$3,788	0.75%	8.7%
12/31/2023	1.46	58,131	85,153	1.25%	12.8%	12/31/2023	1.49	0	0	1.00%	13.1%	12/31/2023	1.52	2,469	3,747	0.75%	13.3%
12/31/2022	1.30	53,416	69,384	1.25%	-16.1%	12/31/2022	1.32	0	0	1.00%	-15.9%	12/31/2022	1.34	2,881	3,857	0.75%	-15.7%
12/31/2021	1.55	54,065	83,679	1.25%	8.8%	12/31/2021	1.57	0	0	1.00%	9.0%	12/31/2021	1.59	3,286	5,217	0.75%	9.3%
12/31/2020	1.42	50,141	71,351	1.25%	12.6%	12/31/2020	1.44	0	0	1.00%	12.9%	12/31/2020	1.45	3,053	4,433	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	8.9%	12/31/2024	$1.72	0	$0	0.25%	9.2%	12/31/2024	$1.75	0	$0	0.00%	9.5%
12/31/2023	1.54	0	0	0.50%	13.6%	12/31/2023	1.57	0	0	0.25%	13.9%	12/31/2023	1.60	10,444	16,710	0.00%	14.2%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.38	0	0	0.25%	-15.2%	12/31/2022	1.40	11,225	15,728	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	9.6%	12/31/2021	1.63	0	0	0.25%	9.9%	12/31/2021	1.65	11,836	19,516	0.00%	10.1%
12/31/2020	1.47	0	0	0.50%	13.4%	12/31/2020	1.48	0	0	0.25%	13.7%	12/31/2020	1.50	12,472	18,672	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.6%
2022	2.1%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,314,171	$101,232,648	4,852,252
Receivables: investments sold	-
Payables: investments purchased	(132,281)
Net assets	$117,181,890

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,399,816	67,684,411	$1.68
Band 100	-	-	1.71
Band 75	3,782,074	2,168,138	1.74
Band 50	-	-	1.78
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$117,181,890	69,852,549

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,000,169
Mortality & expense charges			(1,463,898)
Net investment income (loss)			1,536,271

Gain (loss) on investments:
Net realized gain (loss)			6,611,498
Realized gain distributions			1,123,967
Net change in unrealized appreciation (depreciation)			2,027,369
Net gain (loss)			9,762,834

Increase (decrease) in net assets from operations			$11,299,105

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,536,271	$1,898,225
Net realized gain (loss)		6,611,498	581,006
Realized gain distributions		1,123,967	174,389
Net change in unrealized appreciation (depreciation)		2,027,369	14,043,455

Increase (decrease) in net assets from operations		11,299,105	16,697,075

Contract owner transactions:
Proceeds from units sold		19,702,314	29,266,419
Cost of units redeemed		(52,548,514)	(16,133,559)
Account charges		(149,988)	(142,220)
Increase (decrease)		(32,996,188)	12,990,640
Net increase (decrease)		(21,697,083)	29,687,715
Net assets, beginning		138,878,973	109,191,258
Net assets, ending		$117,181,890	$138,878,973

Units sold		12,712,029	20,658,325
Units redeemed		(32,091,011)	(11,560,503)
Net increase (decrease)		(19,378,982)	9,097,822
Units outstanding, beginning		89,231,531	80,133,709
Units outstanding, ending		69,852,549	89,231,531

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$229,026,609
Cost of units redeemed/account charges			(156,568,285)
Net investment income (loss)			9,376,295
Net realized gain (loss)			15,031,766
Realized gain distributions			4,233,982
Net change in unrealized appreciation (depreciation)			16,081,523
Net assets			$117,181,890

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	67,684	$113,400	1.25%	9.2%	12/31/2024	$1.71	0	$0	1.00%	9.5%	12/31/2024	$1.74	2,168	$3,782	0.75%	9.8%
12/31/2023	1.53	73,823	113,244	1.25%	14.1%	12/31/2023	1.56	0	0	1.00%	14.4%	12/31/2023	1.59	2,099	3,336	0.75%	14.7%
12/31/2022	1.34	64,927	87,276	1.25%	-16.7%	12/31/2022	1.36	0	0	1.00%	-16.5%	12/31/2022	1.39	2,085	2,889	0.75%	-16.3%
12/31/2021	1.61	63,665	102,795	1.25%	10.3%	12/31/2021	1.64	0	0	1.00%	10.6%	12/31/2021	1.66	2,069	3,426	0.75%	10.8%
12/31/2020	1.46	60,681	88,842	1.25%	13.3%	12/31/2020	1.48	0	0	1.00%	13.6%	12/31/2020	1.49	1,898	2,835	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	10.0%	12/31/2024	$1.82	0	$0	0.25%	10.3%	12/31/2024	$1.85	0	$0	0.00%	10.6%
12/31/2023	1.62	0	0	0.50%	15.0%	12/31/2023	1.65	0	0	0.25%	15.3%	12/31/2023	1.68	13,309	22,299	0.00%	15.5%
12/31/2022	1.41	0	0	0.50%	-16.1%	12/31/2022	1.43	0	0	0.25%	-15.9%	12/31/2022	1.45	13,122	19,027	0.00%	-15.7%
12/31/2021	1.68	0	0	0.50%	11.1%	12/31/2021	1.70	0	0	0.25%	11.4%	12/31/2021	1.72	12,740	21,915	0.00%	11.7%
12/31/2020	1.51	0	0	0.50%	14.2%	12/31/2020	1.52	0	0	0.25%	14.5%	12/31/2020	1.54	12,834	19,769	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.5%
2022	2.0%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,425,033	$116,908,706	5,174,644
Receivables: investments sold	100,192
Payables: investments purchased	-
Net assets	$138,525,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,802,790	75,210,670	$1.78
Band 100	-	-	1.82
Band 75	4,722,435	2,549,567	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	-	-	1.97
Total	$138,525,225	77,760,237

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,307,447
Mortality & expense charges			(1,656,029)
Net investment income (loss)			1,651,418

Gain (loss) on investments:
Net realized gain (loss)			4,171,133
Realized gain distributions			848,053
Net change in unrealized appreciation (depreciation)			7,046,266
Net gain (loss)			12,065,452

Increase (decrease) in net assets from operations			$13,716,870

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,651,418	$1,658,855
Net realized gain (loss)		4,171,133	435,395
Realized gain distributions		848,053	-
Net change in unrealized appreciation (depreciation)		7,046,266	15,518,890

Increase (decrease) in net assets from operations		13,716,870	17,613,140

Contract owner transactions:
Proceeds from units sold		22,346,756	34,745,359
Cost of units redeemed		(35,605,921)	(14,822,605)
Account charges		(154,889)	(124,976)
Increase (decrease)		(13,414,054)	19,797,778
Net increase (decrease)		302,816	37,410,918
Net assets, beginning		138,222,409	100,811,491
Net assets, ending		$138,525,225	$138,222,409

Units sold		13,338,780	23,735,108
Units redeemed		(20,591,589)	(10,495,979)
Net increase (decrease)		(7,252,809)	13,239,129
Units outstanding, beginning		85,013,046	71,773,917
Units outstanding, ending		77,760,237	85,013,046

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$205,887,002
Cost of units redeemed/account charges			(110,172,862)
Net investment income (loss)			7,809,371
Net realized gain (loss)			10,464,718
Realized gain distributions			3,020,669
Net change in unrealized appreciation (depreciation)			21,516,327
Net assets			$138,525,225

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	75,211	$133,803	1.25%	10.4%	12/31/2024	$1.82	0	$0	1.00%	10.7%	12/31/2024	$1.85	2,550	$4,722	0.75%	11.0%
12/31/2023	1.61	74,911	120,672	1.25%	15.8%	12/31/2023	1.64	0	0	1.00%	16.1%	12/31/2023	1.67	2,466	4,115	0.75%	16.4%
12/31/2022	1.39	61,449	85,485	1.25%	-17.3%	12/31/2022	1.41	0	0	1.00%	-17.1%	12/31/2022	1.43	2,520	3,614	0.75%	-16.9%
12/31/2021	1.68	54,553	91,792	1.25%	11.8%	12/31/2021	1.70	0	0	1.00%	12.1%	12/31/2021	1.73	2,725	4,703	0.75%	12.4%
12/31/2020	1.50	45,529	68,522	1.25%	14.1%	12/31/2020	1.52	0	0	1.00%	14.4%	12/31/2020	1.54	2,669	4,099	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.89	0	$0	0.50%	11.3%	12/31/2024	$1.93	0	$0	0.25%	11.6%	12/31/2024	$1.97	0	$0	0.00%	11.8%
12/31/2023	1.70	0	0	0.50%	16.7%	12/31/2023	1.73	0	0	0.25%	17.0%	12/31/2023	1.76	7,636	13,435	0.00%	17.2%
12/31/2022	1.46	0	0	0.50%	-16.7%	12/31/2022	1.48	0	0	0.25%	-16.5%	12/31/2022	1.50	7,805	11,713	0.00%	-16.3%
12/31/2021	1.75	0	0	0.50%	12.6%	12/31/2021	1.77	0	0	0.25%	12.9%	12/31/2021	1.79	7,609	13,640	0.00%	13.2%
12/31/2020	1.55	0	0	0.50%	15.0%	12/31/2020	1.57	0	0	0.25%	15.2%	12/31/2020	1.58	7,459	11,811	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.5%
2022	2.0%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,030,914	$99,239,839	4,270,613
Receivables: investments sold	1,012,662
Payables: investments purchased	-
Net assets	$125,043,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,420,536	64,495,134	$1.90
Band 100	-	-	1.94
Band 75	2,623,040	1,327,293	1.98
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$125,043,576	65,822,427

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,784,612
Mortality & expense charges			(1,536,829)
Net investment income (loss)			1,247,783

Gain (loss) on investments:
Net realized gain (loss)			6,765,906
Realized gain distributions			229,763
Net change in unrealized appreciation (depreciation)			6,660,501
Net gain (loss)			13,656,170

Increase (decrease) in net assets from operations			$14,903,953

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,247,783	$1,494,001
Net realized gain (loss)		6,765,906	610,725
Realized gain distributions		229,763	-
Net change in unrealized appreciation (depreciation)		6,660,501	17,065,331

Increase (decrease) in net assets from operations		14,903,953	19,170,057

Contract owner transactions:
Proceeds from units sold		19,609,031	28,270,225
Cost of units redeemed		(43,403,664)	(14,261,153)
Account charges		(163,534)	(138,651)
Increase (decrease)		(23,958,167)	13,870,421
Net increase (decrease)		(9,054,214)	33,040,478
Net assets, beginning		134,097,790	101,057,312
Net assets, ending		$125,043,576	$134,097,790

Units sold		11,034,165	18,470,296
Units redeemed		(23,636,115)	(9,517,124)
Net increase (decrease)		(12,601,950)	8,953,172
Units outstanding, beginning		78,424,377	69,471,205
Units outstanding, ending		65,822,427	78,424,377

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$196,043,907
Cost of units redeemed/account charges			(119,561,207)
Net investment income (loss)			7,279,457
Net realized gain (loss)			14,048,299
Realized gain distributions			2,442,045
Net change in unrealized appreciation (depreciation)			24,791,075
Net assets			$125,043,576

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.90	64,495	$122,421	1.25%	12.1%	12/31/2024	$1.94	0	$0	1.00%	12.4%	12/31/2024	$1.98	1,327	$2,623	0.75%	12.7%
12/31/2023	1.69	69,264	117,279	1.25%	17.5%	12/31/2023	1.72	0	0	1.00%	17.8%	12/31/2023	1.75	1,277	2,240	0.75%	18.1%
12/31/2022	1.44	60,276	86,851	1.25%	-17.7%	12/31/2022	1.46	0	0	1.00%	-17.5%	12/31/2022	1.49	1,243	1,846	0.75%	-17.3%
12/31/2021	1.75	55,163	96,589	1.25%	13.5%	12/31/2021	1.77	0	0	1.00%	13.7%	12/31/2021	1.80	1,263	2,267	0.75%	14.0%
12/31/2020	1.54	49,105	75,783	1.25%	14.8%	12/31/2020	1.56	0	0	1.00%	15.1%	12/31/2020	1.57	1,197	1,885	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	0	$0	0.50%	13.0%	12/31/2024	$2.06	0	$0	0.25%	13.2%	12/31/2024	$2.10	0	$0	0.00%	13.5%
12/31/2023	1.79	0	0	0.50%	18.4%	12/31/2023	1.82	0	0	0.25%	18.7%	12/31/2023	1.85	7,883	14,579	0.00%	19.0%
12/31/2022	1.51	0	0	0.50%	-17.1%	12/31/2022	1.53	0	0	0.25%	-16.9%	12/31/2022	1.55	7,952	12,360	0.00%	-16.7%
12/31/2021	1.82	0	0	0.50%	14.3%	12/31/2021	1.84	0	0	0.25%	14.6%	12/31/2021	1.87	7,868	14,676	0.00%	14.9%
12/31/2020	1.59	0	0	0.50%	15.7%	12/31/2020	1.61	0	0	0.25%	16.0%	12/31/2020	1.62	8,041	13,056	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.4%
2022	1.9%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,558,590	$87,311,641	3,583,953
Receivables: investments sold	78,050
Payables: investments purchased	-
Net assets	$110,636,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,126,002	54,997,675	$1.98
Band 100	-	-	2.02
Band 75	1,510,638	731,270	2.07
Band 50	-	-	2.11
Band 25	-	-	2.15
Band 0	-	-	2.19
Total	$110,636,640	55,728,945

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,393,029
Mortality & expense charges			(1,329,887)
Net investment income (loss)			1,063,142

Gain (loss) on investments:
Net realized gain (loss)			4,836,738
Realized gain distributions			122,856
Net change in unrealized appreciation (depreciation)			7,530,873
Net gain (loss)			12,490,467

Increase (decrease) in net assets from operations			$13,553,609

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,063,142	$1,153,168
Net realized gain (loss)		4,836,738	577,551
Realized gain distributions		122,856	-
Net change in unrealized appreciation (depreciation)		7,530,873	14,383,004

Increase (decrease) in net assets from operations		13,553,609	16,113,723

Contract owner transactions:
Proceeds from units sold		18,728,314	26,061,734
Cost of units redeemed		(30,475,775)	(12,242,742)
Account charges		(150,964)	(120,786)
Increase (decrease)		(11,898,425)	13,698,206
Net increase (decrease)		1,655,184	29,811,929
Net assets, beginning		108,981,456	79,169,527
Net assets, ending		$110,636,640	$108,981,456

Units sold		10,110,478	16,504,095
Units redeemed		(16,081,901)	(7,940,105)
Net increase (decrease)		(5,971,423)	8,563,990
Units outstanding, beginning		61,700,368	53,136,378
Units outstanding, ending		55,728,945	61,700,368

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$162,785,841
Cost of units redeemed/account charges			(92,245,732)
Net investment income (loss)			5,380,934
Net realized gain (loss)			10,188,965
Realized gain distributions			1,279,683
Net change in unrealized appreciation (depreciation)			23,246,949
Net assets			$110,636,640

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.98	54,998	$109,126	1.25%	13.2%	12/31/2024	$2.02	0	$0	1.00%	13.5%	12/31/2024	$2.07	731	$1,511	0.75%	13.8%
12/31/2023	1.75	56,093	98,317	1.25%	18.6%	12/31/2023	1.78	0	0	1.00%	18.9%	12/31/2023	1.82	721	1,310	0.75%	19.2%
12/31/2022	1.48	47,246	69,836	1.25%	-18.3%	12/31/2022	1.50	0	0	1.00%	-18.1%	12/31/2022	1.52	827	1,260	0.75%	-17.9%
12/31/2021	1.81	41,144	74,409	1.25%	15.2%	12/31/2021	1.83	0	0	1.00%	15.5%	12/31/2021	1.85	815	1,511	0.75%	15.8%
12/31/2020	1.57	35,984	56,488	1.25%	15.6%	12/31/2020	1.59	0	0	1.00%	15.9%	12/31/2020	1.60	774	1,241	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.11	0	$0	0.50%	14.1%	12/31/2024	$2.15	0	$0	0.25%	14.3%	12/31/2024	$2.19	0	$0	0.00%	14.6%
12/31/2023	1.85	0	0	0.50%	19.5%	12/31/2023	1.88	0	0	0.25%	19.8%	12/31/2023	1.91	4,886	9,354	0.00%	20.1%
12/31/2022	1.55	0	0	0.50%	-17.7%	12/31/2022	1.57	0	0	0.25%	-17.4%	12/31/2022	1.59	5,063	8,073	0.00%	-17.2%
12/31/2021	1.88	0	0	0.50%	16.1%	12/31/2021	1.90	0	0	0.25%	16.4%	12/31/2021	1.93	5,093	9,812	0.00%	16.7%
12/31/2020	1.62	0	0	0.50%	16.4%	12/31/2020	1.63	0	0	0.25%	16.7%	12/31/2020	1.65	4,804	7,934	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.3%
2022	1.9%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,446,588	$80,698,233	3,225,765
Receivables: investments sold	-
Payables: investments purchased	(867,223)
Net assets	$101,579,365

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,800,656	50,072,404	$2.01
Band 100	-	-	2.05
Band 75	778,709	371,541	2.10
Band 50	-	-	2.14
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$101,579,365	50,443,945

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,174,192
Mortality & expense charges			(1,191,191)
Net investment income (loss)			983,001

Gain (loss) on investments:
Net realized gain (loss)			5,119,461
Realized gain distributions			73,070
Net change in unrealized appreciation (depreciation)			6,779,019
Net gain (loss)			11,971,550

Increase (decrease) in net assets from operations			$12,954,551

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$983,001	$1,143,719
Net realized gain (loss)		5,119,461	362,179
Realized gain distributions		73,070	110,021
Net change in unrealized appreciation (depreciation)		6,779,019	13,824,801

Increase (decrease) in net assets from operations		12,954,551	15,440,720

Contract owner transactions:
Proceeds from units sold		21,239,266	23,429,862
Cost of units redeemed		(33,821,463)	(10,980,966)
Account charges		(172,748)	(128,552)
Increase (decrease)		(12,754,945)	12,320,344
Net increase (decrease)		199,606	27,761,064
Net assets, beginning		101,379,759	73,618,695
Net assets, ending		$101,579,365	$101,379,759

Units sold		11,402,692	14,671,511
Units redeemed		(17,502,701)	(6,999,404)
Net increase (decrease)		(6,100,009)	7,672,107
Units outstanding, beginning		56,543,954	48,871,847
Units outstanding, ending		50,443,945	56,543,954

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$151,587,761
Cost of units redeemed/account charges			(89,894,560)
Net investment income (loss)			5,371,856
Net realized gain (loss)			11,788,950
Realized gain distributions			977,003
Net change in unrealized appreciation (depreciation)			21,748,355
Net assets			$101,579,365

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	50,072	$100,801	1.25%	13.7%	12/31/2024	$2.05	0	$0	1.00%	14.0%	12/31/2024	$2.10	372	$779	0.75%	14.3%
12/31/2023	1.77	48,322	85,526	1.25%	19.0%	12/31/2023	1.80	0	0	1.00%	19.3%	12/31/2023	1.83	416	763	0.75%	19.6%
12/31/2022	1.49	40,433	60,115	1.25%	-18.5%	12/31/2022	1.51	0	0	1.00%	-18.3%	12/31/2022	1.53	411	630	0.75%	-18.1%
12/31/2021	1.82	34,763	63,435	1.25%	15.7%	12/31/2021	1.85	0	0	1.00%	16.0%	12/31/2021	1.87	391	731	0.75%	16.3%
12/31/2020	1.58	31,383	49,501	1.25%	15.7%	12/31/2020	1.59	0	0	1.00%	16.0%	12/31/2020	1.61	400	643	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.14	0	$0	0.50%	14.6%	12/31/2024	$2.18	0	$0	0.25%	14.9%	12/31/2024	$2.23	0	$0	0.00%	15.2%
12/31/2023	1.87	0	0	0.50%	19.9%	12/31/2023	1.90	0	0	0.25%	20.2%	12/31/2023	1.93	7,806	15,090	0.00%	20.5%
12/31/2022	1.56	0	0	0.50%	-17.9%	12/31/2022	1.58	0	0	0.25%	-17.7%	12/31/2022	1.60	8,028	12,874	0.00%	-17.5%
12/31/2021	1.90	0	0	0.50%	16.6%	12/31/2021	1.92	0	0	0.25%	16.8%	12/31/2021	1.94	7,847	15,255	0.00%	17.1%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.64	0	0	0.25%	16.9%	12/31/2020	1.66	7,847	13,022	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.3%
2022	1.9%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,002,962	$58,058,921	2,867,349
Receivables: investments sold	57,102
Payables: investments purchased	-
Net assets	$73,060,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,427,762	35,685,978	$2.03
Band 100	-	-	2.07
Band 75	632,302	299,233	2.11
Band 50	-	-	2.16
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$73,060,064	35,985,211

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,534,350
Mortality & expense charges			(833,648)
Net investment income (loss)			700,702

Gain (loss) on investments:
Net realized gain (loss)			2,853,294
Realized gain distributions			24,725
Net change in unrealized appreciation (depreciation)			5,259,721
Net gain (loss)			8,137,740

Increase (decrease) in net assets from operations			$8,838,442

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$700,702	$743,152
Net realized gain (loss)		2,853,294	208,642
Realized gain distributions		24,725	65,654
Net change in unrealized appreciation (depreciation)		5,259,721	9,298,949

Increase (decrease) in net assets from operations		8,838,442	10,316,397

Contract owner transactions:
Proceeds from units sold		16,496,635	19,799,798
Cost of units redeemed		(20,541,696)	(8,884,185)
Account charges		(138,509)	(104,347)
Increase (decrease)		(4,183,570)	10,811,266
Net increase (decrease)		4,654,872	21,127,663
Net assets, beginning		68,405,192	47,277,529
Net assets, ending		$73,060,064	$68,405,192

Units sold		8,876,644	12,340,059
Units redeemed		(10,934,850)	(5,655,517)
Net increase (decrease)		(2,058,206)	6,684,542
Units outstanding, beginning		38,043,417	31,358,875
Units outstanding, ending		35,985,211	38,043,417

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$103,806,579
Cost of units redeemed/account charges			(55,400,653)
Net investment income (loss)			3,183,685
Net realized gain (loss)			6,131,127
Realized gain distributions			395,285
Net change in unrealized appreciation (depreciation)			14,944,041
Net assets			$73,060,064

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	35,686	$72,428	1.25%	13.9%	12/31/2024	$2.07	0	$0	1.00%	14.2%	12/31/2024	$2.11	299	$632	0.75%	14.5%
12/31/2023	1.78	34,079	60,718	1.25%	19.3%	12/31/2023	1.81	0	0	1.00%	19.6%	12/31/2023	1.85	275	507	0.75%	19.9%
12/31/2022	1.49	27,568	41,186	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.54	230	353	0.75%	-18.2%
12/31/2021	1.84	22,561	41,403	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	205	385	0.75%	16.5%
12/31/2020	1.58	19,323	30,587	1.25%	15.8%	12/31/2020	1.60	0	0	1.00%	16.1%	12/31/2020	1.62	218	352	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	0	$0	0.50%	14.8%	12/31/2024	$2.20	0	$0	0.25%	15.1%	12/31/2024	$2.24	0	$0	0.00%	15.4%
12/31/2023	1.88	0	0	0.50%	20.2%	12/31/2023	1.91	0	0	0.25%	20.5%	12/31/2023	1.95	3,690	7,180	0.00%	20.8%
12/31/2022	1.56	0	0	0.50%	-18.0%	12/31/2022	1.59	0	0	0.25%	-17.8%	12/31/2022	1.61	3,561	5,738	0.00%	-17.6%
12/31/2021	1.91	0	0	0.50%	16.8%	12/31/2021	1.93	0	0	0.25%	17.1%	12/31/2021	1.96	3,271	6,395	0.00%	17.4%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.65	0	0	0.25%	16.9%	12/31/2020	1.67	3,088	5,143	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.4%
2022	1.9%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,060,840	$31,453,298	1,925,574
Receivables: investments sold	46,289
Payables: investments purchased	-
Net assets	$38,107,129

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,974,169	18,549,556	$2.05
Band 100	-	-	2.09
Band 75	132,960	62,382	2.13
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.26
Total	$38,107,129	18,611,938

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$794,883
Mortality & expense charges			(425,378)
Net investment income (loss)			369,505

Gain (loss) on investments:
Net realized gain (loss)			1,325,188
Realized gain distributions			5,766
Net change in unrealized appreciation (depreciation)			2,752,382
Net gain (loss)			4,083,336

Increase (decrease) in net assets from operations			$4,452,841

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$369,505	$379,139
Net realized gain (loss)		1,325,188	80,883
Realized gain distributions		5,766	30,815
Net change in unrealized appreciation (depreciation)		2,752,382	4,547,645

Increase (decrease) in net assets from operations		4,452,841	5,038,482

Contract owner transactions:
Proceeds from units sold		11,640,942	13,105,810
Cost of units redeemed		(12,535,155)	(5,187,571)
Account charges		(98,827)	(69,576)
Increase (decrease)		(993,040)	7,848,663
Net increase (decrease)		3,459,801	12,887,145
Net assets, beginning		34,647,328	21,760,183
Net assets, ending		$38,107,129	$34,647,328

Units sold		6,171,388	8,061,780
Units redeemed		(6,719,035)	(3,278,059)
Net increase (decrease)		(547,647)	4,783,721
Units outstanding, beginning		19,159,585	14,375,864
Units outstanding, ending		18,611,938	19,159,585

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$58,197,911
Cost of units redeemed/account charges			(30,601,378)
Net investment income (loss)			1,369,855
Net realized gain (loss)			2,408,666
Realized gain distributions			124,533
Net change in unrealized appreciation (depreciation)			6,607,542
Net assets			$38,107,129

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	18,550	$37,974	1.25%	14.1%	12/31/2024	$2.09	0	$0	1.00%	14.4%	12/31/2024	$2.13	62	$133	0.75%	14.7%
12/31/2023	1.79	17,397	31,201	1.25%	19.4%	12/31/2023	1.83	0	0	1.00%	19.7%	12/31/2023	1.86	55	102	0.75%	20.0%
12/31/2022	1.50	12,920	19,404	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.55	43	66	0.75%	-18.2%
12/31/2021	1.85	8,925	16,468	1.25%	16.2%	12/31/2021	1.87	5	10	1.00%	16.5%	12/31/2021	1.89	36	68	0.75%	16.8%
12/31/2020	1.59	6,250	9,927	1.25%	15.9%	12/31/2020	1.60	0	0	1.00%	16.2%	12/31/2020	1.62	30	49	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	0.50%	15.0%	12/31/2024	$2.22	0	$0	0.25%	15.3%	12/31/2024	$2.26	0	$0	0.00%	15.6%
12/31/2023	1.89	0	0	0.50%	20.3%	12/31/2023	1.92	0	0	0.25%	20.6%	12/31/2023	1.96	1,707	3,345	0.00%	20.9%
12/31/2022	1.57	0	0	0.50%	-18.0%	12/31/2022	1.60	0	0	0.25%	-17.8%	12/31/2022	1.62	1,413	2,290	0.00%	-17.6%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.97	1,296	2,548	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	16.8%	12/31/2020	1.65	0	0	0.25%	17.1%	12/31/2020	1.67	1,021	1,707	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.4%
2022	2.0%
2021	2.3%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,248,206	$6,879,345	453,655
Receivables: investments sold	1,214
Payables: investments purchased	-
Net assets	$7,249,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,246,329	5,162,416	$1.40
Band 100	-	-	1.43
Band 75	3,091	2,115	1.46
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$7,249,420	5,164,531

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$216,050
Mortality & expense charges			(89,169)
Net investment income (loss)			126,881

Gain (loss) on investments:
Net realized gain (loss)			106,694
Realized gain distributions			156,395
Net change in unrealized appreciation (depreciation)			77,551
Net gain (loss)			340,640

Increase (decrease) in net assets from operations			$467,521

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$126,881	$116,749
Net realized gain (loss)		106,694	(18,695)
Realized gain distributions		156,395	2,728
Net change in unrealized appreciation (depreciation)		77,551	650,530

Increase (decrease) in net assets from operations		467,521	751,312

Contract owner transactions:
Proceeds from units sold		843,203	3,170,551
Cost of units redeemed		(2,004,015)	(2,453,208)
Account charges		(4,555)	(4,244)
Increase (decrease)		(1,165,367)	713,099
Net increase (decrease)		(697,846)	1,464,411
Net assets, beginning		7,947,266	6,482,855
Net assets, ending		$7,249,420	$7,947,266

Units sold		615,603	2,703,703
Units redeemed		(1,444,953)	(2,115,456)
Net increase (decrease)		(829,350)	588,247
Units outstanding, beginning		5,993,881	5,405,634
Units outstanding, ending		5,164,531	5,993,881

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$17,739,795
Cost of units redeemed/account charges			(12,498,022)
Net investment income (loss)			651,790
Net realized gain (loss)			582,163
Realized gain distributions			404,833
Net change in unrealized appreciation (depreciation)			368,861
Net assets			$7,249,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	5,162	$7,246	1.25%	6.5%	12/31/2024	$1.43	0	$0	1.00%	6.8%	12/31/2024	$1.46	2	$3	0.75%	7.1%
12/31/2023	1.32	5,585	7,359	1.25%	10.5%	12/31/2023	1.34	0	0	1.00%	10.8%	12/31/2023	1.37	17	23	0.75%	11.1%
12/31/2022	1.19	4,999	5,961	1.25%	-14.5%	12/31/2022	1.21	0	0	1.00%	-14.3%	12/31/2022	1.23	23	29	0.75%	-14.1%
12/31/2021	1.40	4,467	6,233	1.25%	5.8%	12/31/2021	1.41	0	0	1.00%	6.1%	12/31/2021	1.43	29	41	0.75%	6.3%
12/31/2020	1.32	4,739	6,249	1.25%	10.7%	12/31/2020	1.33	0	0	1.00%	10.9%	12/31/2020	1.35	33	44	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.49	0	$0	0.50%	7.3%	12/31/2024	$1.52	0	$0	0.25%	7.6%	12/31/2024	$1.55	0	$0	0.00%	7.9%
12/31/2023	1.39	0	0	0.50%	11.3%	12/31/2023	1.41	0	0	0.25%	11.6%	12/31/2023	1.44	392	565	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-13.9%	12/31/2022	1.27	0	0	0.25%	-13.7%	12/31/2022	1.29	383	493	0.00%	-13.5%
12/31/2021	1.45	0	0	0.50%	6.6%	12/31/2021	1.47	0	0	0.25%	6.9%	12/31/2021	1.49	529	786	0.00%	7.1%
12/31/2020	1.36	0	0	0.50%	11.5%	12/31/2020	1.37	0	0	0.25%	11.8%	12/31/2020	1.39	738	1,024	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.8%
2022	2.4%
2021	2.1%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd Institutional Class - 06-GCW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$841,713	$886,802	96,553
Receivables: investments sold	12,787
Payables: investments purchased	-
Net assets	$854,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$854,500	854,455	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$854,500	854,455

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$40,578
Mortality & expense charges			(11,824)
Net investment income (loss)			28,754

Gain (loss) on investments:
Net realized gain (loss)			(16,616)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,246
Net gain (loss)			(13,370)

Increase (decrease) in net assets from operations			$15,384

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,754	$22,447
Net realized gain (loss)		(16,616)	(13,504)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,246	37,509

Increase (decrease) in net assets from operations		15,384	46,452

Contract owner transactions:
Proceeds from units sold		172,379	273,921
Cost of units redeemed		(332,243)	(123,912)
Account charges		(442)	(394)
Increase (decrease)		(160,306)	149,615
Net increase (decrease)		(144,922)	196,067
Net assets, beginning		999,422	803,355
Net assets, ending		$854,500	$999,422

Units sold		173,821	290,305
Units redeemed		(331,509)	(130,241)
Net increase (decrease)		(157,688)	160,064
Units outstanding, beginning		1,012,143	852,079
Units outstanding, ending		854,455	1,012,143

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,615,187
Cost of units redeemed/account charges			(1,703,670)
Net investment income (loss)			88,349
Net realized gain (loss)			(122,681)
Realized gain distributions			22,404
Net change in unrealized appreciation (depreciation)			(45,089)
Net assets			$854,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	854	$855	1.25%	1.3%	12/31/2024	$1.02	0	$0	1.00%	1.5%	12/31/2024	$1.04	0	$0	0.75%	1.8%
12/31/2023	0.99	1,012	999	1.25%	4.7%	12/31/2023	1.00	0	0	1.00%	5.0%	12/31/2023	1.02	0	0	0.75%	5.3%
12/31/2022	0.94	852	803	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	915	1,016	1.25%	-2.3%	12/31/2021	1.12	0	0	1.00%	-2.0%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.14	691	785	1.25%	6.1%	12/31/2020	1.15	0	0	1.00%	6.4%	12/31/2020	1.16	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	2.0%	12/31/2024	$1.08	0	$0	0.25%	2.3%	12/31/2024	$1.10	0	$0	0.00%	2.6%
12/31/2023	1.04	0	0	0.50%	5.5%	12/31/2023	1.05	0	0	0.25%	5.8%	12/31/2023	1.07	0	0	0.00%	6.0%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.2%	12/31/2022	1.01	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.5%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.0%
12/31/2020	1.17	0	0	0.50%	6.9%	12/31/2020	1.18	0	0	0.25%	7.2%	12/31/2020	1.19	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	3.7%
2022	2.8%
2021	1.7%
2020	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,378,282	$7,012,530	277,707
Receivables: investments sold	-
Payables: investments purchased	(77,360)
Net assets	$7,300,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,300,922	3,222,557	$2.27
Band 100	-	-	2.31
Band 75	-	-	2.35
Band 50	-	-	2.40
Band 25	-	-	2.44
Band 0	-	-	2.49
Total	$7,300,922	3,222,557

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$91,534
Mortality & expense charges			(86,143)
Net investment income (loss)			5,391

Gain (loss) on investments:
Net realized gain (loss)			102,746
Realized gain distributions			970,778
Net change in unrealized appreciation (depreciation)			(59,139)
Net gain (loss)			1,014,385

Increase (decrease) in net assets from operations			$1,019,776

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,391	$26,055
Net realized gain (loss)		102,746	4,751
Realized gain distributions		970,778	229,918
Net change in unrealized appreciation (depreciation)		(59,139)	719,296

Increase (decrease) in net assets from operations		1,019,776	980,020

Contract owner transactions:
Proceeds from units sold		1,053,740	1,144,917
Cost of units redeemed		(790,181)	(373,440)
Account charges		(7,012)	(8,806)
Increase (decrease)		256,547	762,671
Net increase (decrease)		1,276,323	1,742,691
Net assets, beginning		6,024,599	4,281,908
Net assets, ending		$7,300,922	$6,024,599

Units sold		555,555	655,045
Units redeemed		(437,946)	(219,832)
Net increase (decrease)		117,609	435,213
Units outstanding, beginning		3,104,948	2,669,735
Units outstanding, ending		3,222,557	3,104,948

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,043,593
Cost of units redeemed/account charges			(10,898,089)
Net investment income (loss)			88,717
Net realized gain (loss)			631,043
Realized gain distributions			2,069,906
Net change in unrealized appreciation (depreciation)			365,752
Net assets			$7,300,922

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.27	3,223	$7,301	1.25%	16.8%	12/31/2024	$2.31	0	$0	1.00%	17.1%	12/31/2024	$2.35	0	$0	0.75%	17.4%
12/31/2023	1.94	3,105	6,025	1.25%	21.0%	12/31/2023	1.97	0	0	1.00%	21.3%	12/31/2023	2.00	0	0	0.75%	21.6%
12/31/2022	1.60	2,670	4,282	1.25%	-18.8%	12/31/2022	1.63	0	0	1.00%	-18.6%	12/31/2022	1.65	0	0	0.75%	-18.4%
12/31/2021	1.97	2,510	4,956	1.25%	24.9%	12/31/2021	2.00	0	0	1.00%	25.2%	12/31/2021	2.02	0	0	0.75%	25.5%
12/31/2020	1.58	2,454	3,880	1.25%	18.8%	12/31/2020	1.60	0	0	1.00%	19.1%	12/31/2020	1.61	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.40	0	$0	0.50%	17.6%	12/31/2024	$2.44	0	$0	0.25%	17.9%	12/31/2024	$2.49	0	$0	0.00%	18.2%
12/31/2023	2.04	0	0	0.50%	21.9%	12/31/2023	2.07	0	0	0.25%	22.2%	12/31/2023	2.11	0	0	0.00%	22.5%
12/31/2022	1.67	0	0	0.50%	-18.2%	12/31/2022	1.69	0	0	0.25%	-18.0%	12/31/2022	1.72	0	0	0.00%	-17.8%
12/31/2021	2.04	0	0	0.50%	25.8%	12/31/2021	2.07	0	0	0.25%	26.1%	12/31/2021	2.09	0	0	0.00%	26.5%
12/31/2020	1.62	0	0	0.50%	19.7%	12/31/2020	1.64	0	0	0.25%	20.0%	12/31/2020	1.65	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	1.5%
2021	1.4%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$410,957	$375,208	32,963
Receivables: investments sold	14,930
Payables: investments purchased	-
Net assets	$425,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$425,887	311,271	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$425,887	311,271

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,737
Mortality & expense charges			(5,033)
Net investment income (loss)			7,704

Gain (loss) on investments:
Net realized gain (loss)			17,380
Realized gain distributions			118
Net change in unrealized appreciation (depreciation)			(18,286)
Net gain (loss)			(788)

Increase (decrease) in net assets from operations			$6,916

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,704	$8,068
Net realized gain (loss)		17,380	1,502
Realized gain distributions		118	-
Net change in unrealized appreciation (depreciation)		(18,286)	49,081

Increase (decrease) in net assets from operations		6,916	58,651

Contract owner transactions:
Proceeds from units sold		124,777	46,400
Cost of units redeemed		(109,035)	(24,364)
Account charges		(42)	(14)
Increase (decrease)		15,700	22,022
Net increase (decrease)		22,616	80,673
Net assets, beginning		403,271	322,598
Net assets, ending		$425,887	$403,271

Units sold		90,698	37,740
Units redeemed		(79,749)	(20,365)
Net increase (decrease)		10,949	17,375
Units outstanding, beginning		300,322	282,947
Units outstanding, ending		311,271	300,322

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$782,003
Cost of units redeemed/account charges			(440,678)
Net investment income (loss)			24,834
Net realized gain (loss)			22,575
Realized gain distributions			1,404
Net change in unrealized appreciation (depreciation)			35,749
Net assets			$425,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	311	$426	1.25%	1.9%	12/31/2024	$1.39	0	$0	1.00%	2.1%	12/31/2024	$1.42	0	$0	0.75%	2.4%
12/31/2023	1.34	300	403	1.25%	17.8%	12/31/2023	1.36	0	0	1.00%	18.1%	12/31/2023	1.39	0	0	0.75%	18.4%
12/31/2022	1.14	283	323	1.25%	-15.8%	12/31/2022	1.16	0	0	1.00%	-15.6%	12/31/2022	1.17	0	0	0.75%	-15.4%
12/31/2021	1.35	131	177	1.25%	10.5%	12/31/2021	1.37	0	0	1.00%	10.8%	12/31/2021	1.39	0	0	0.75%	11.1%
12/31/2020	1.23	131	160	1.25%	8.5%	12/31/2020	1.24	0	0	1.00%	8.8%	12/31/2020	1.25	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	2.7%	12/31/2024	$1.48	0	$0	0.25%	2.9%	12/31/2024	$1.50	0	$0	0.00%	3.2%
12/31/2023	1.41	0	0	0.50%	18.7%	12/31/2023	1.43	0	0	0.25%	19.0%	12/31/2023	1.46	0	0	0.00%	19.3%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.22	0	0	0.00%	-14.8%
12/31/2021	1.40	0	0	0.50%	11.4%	12/31/2021	1.42	0	0	0.25%	11.7%	12/31/2021	1.43	0	0	0.00%	11.9%
12/31/2020	1.26	0	0	0.50%	9.3%	12/31/2020	1.27	0	0	0.25%	9.6%	12/31/2020	1.28	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.4%
2022	2.9%
2021	2.4%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,635	$471,002	49,269
Receivables: investments sold	1,243
Payables: investments purchased	-
Net assets	$446,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,878	424,188	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$446,878	424,188

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$22,476
Mortality & expense charges			(6,164)
Net investment income (loss)			16,312

Gain (loss) on investments:
Net realized gain (loss)			(19,525)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,388
Net gain (loss)			(10,137)

Increase (decrease) in net assets from operations			$6,175

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,312	$17,077
Net realized gain (loss)		(19,525)	(29,222)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,388	37,160

Increase (decrease) in net assets from operations		6,175	25,015

Contract owner transactions:
Proceeds from units sold		101,580	305,002
Cost of units redeemed		(251,821)	(141,564)
Account charges		(267)	(292)
Increase (decrease)		(150,508)	163,146
Net increase (decrease)		(144,333)	188,161
Net assets, beginning		591,211	403,050
Net assets, ending		$446,878	$591,211

Units sold		96,063	313,393
Units redeemed		(243,298)	(153,818)
Net increase (decrease)		(147,235)	159,575
Units outstanding, beginning		571,423	411,848
Units outstanding, ending		424,188	571,423

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,474,641
Cost of units redeemed/account charges			(1,008,055)
Net investment income (loss)			55,110
Net realized gain (loss)			(59,975)
Realized gain distributions			10,524
Net change in unrealized appreciation (depreciation)			(25,367)
Net assets			$446,878

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	424	$447	1.25%	1.8%	12/31/2024	$1.07	0	$0	1.00%	2.1%	12/31/2024	$1.09	0	$0	0.75%	2.3%
12/31/2023	1.03	571	591	1.25%	5.7%	12/31/2023	1.05	0	0	1.00%	6.0%	12/31/2023	1.06	0	0	0.75%	6.2%
12/31/2022	0.98	412	403	1.25%	-14.4%	12/31/2022	0.99	0	0	1.00%	-14.2%	12/31/2022	1.00	0	0	0.75%	-14.0%
12/31/2021	1.14	422	482	1.25%	-1.6%	12/31/2021	1.15	0	0	1.00%	-1.3%	12/31/2021	1.16	0	0	0.75%	-1.1%
12/31/2020	1.16	525	609	1.25%	6.6%	12/31/2020	1.17	0	0	1.00%	6.9%	12/31/2020	1.18	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	2.6%	12/31/2024	$1.12	0	$0	0.25%	2.9%	12/31/2024	$1.14	0	$0	0.00%	3.1%
12/31/2023	1.08	0	0	0.50%	6.5%	12/31/2023	1.09	0	0	0.25%	6.8%	12/31/2023	1.11	0	0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-13.8%	12/31/2022	1.02	0	0	0.25%	-13.5%	12/31/2022	1.04	0	0	0.00%	-13.3%
12/31/2021	1.17	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.19	0	0	0.00%	-0.3%
12/31/2020	1.18	0	0	0.50%	7.5%	12/31/2020	1.19	0	0	0.25%	7.7%	12/31/2020	1.20	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	4.8%
2022	3.4%
2021	2.2%
2020	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$652,948	$604,456	32,905
Receivables: investments sold	564
Payables: investments purchased	-
Net assets	$653,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$653,512	403,093	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$653,512	403,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,683
Mortality & expense charges			(8,809)
Net investment income (loss)			1,874

Gain (loss) on investments:
Net realized gain (loss)			21,456
Realized gain distributions			7,901
Net change in unrealized appreciation (depreciation)			60,422
Net gain (loss)			89,779

Increase (decrease) in net assets from operations			$91,653

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,874	$3,674
Net realized gain (loss)		21,456	(6,035)
Realized gain distributions		7,901	-
Net change in unrealized appreciation (depreciation)		60,422	92,290

Increase (decrease) in net assets from operations		91,653	89,929

Contract owner transactions:
Proceeds from units sold		197,797	75,085
Cost of units redeemed		(173,540)	(33,429)
Account charges		(59)	(13)
Increase (decrease)		24,198	41,643
Net increase (decrease)		115,851	131,572
Net assets, beginning		537,661	406,089
Net assets, ending		$653,512	$537,661

Units sold		130,771	58,182
Units redeemed		(105,802)	(26,215)
Net increase (decrease)		24,969	31,967
Units outstanding, beginning		378,124	346,157
Units outstanding, ending		403,093	378,124

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,765,840
Cost of units redeemed/account charges			(1,271,730)
Net investment income (loss)			29,498
Net realized gain (loss)			(14,226)
Realized gain distributions			95,638
Net change in unrealized appreciation (depreciation)			48,492
Net assets			$653,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	403	$654	1.25%	14.0%	12/31/2024	$1.65	0	$0	1.00%	14.3%	12/31/2024	$1.68	0	$0	0.75%	14.6%
12/31/2023	1.42	378	538	1.25%	21.2%	12/31/2023	1.44	0	0	1.00%	21.5%	12/31/2023	1.46	0	0	0.75%	21.8%
12/31/2022	1.17	346	406	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.20	0	0	0.75%	-20.1%
12/31/2021	1.48	436	644	1.25%	15.8%	12/31/2021	1.49	0	0	1.00%	16.1%	12/31/2021	1.50	0	0	0.75%	16.3%
12/31/2020	1.27	399	509	1.25%	18.2%	12/31/2020	1.28	0	0	1.00%	18.5%	12/31/2020	1.29	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	14.9%	12/31/2024	$1.73	0	$0	0.25%	15.2%	12/31/2024	$1.76	0	$0	0.00%	15.5%
12/31/2023	1.48	0	0	0.50%	22.1%	12/31/2023	1.50	0	0	0.25%	22.4%	12/31/2023	1.53	0	0	0.00%	22.7%
12/31/2022	1.21	0	0	0.50%	-19.9%	12/31/2022	1.23	0	0	0.25%	-19.7%	12/31/2022	1.24	0	0	0.00%	-19.5%
12/31/2021	1.52	0	0	0.50%	16.6%	12/31/2021	1.53	0	0	0.25%	16.9%	12/31/2021	1.54	0	0	0.00%	17.2%
12/31/2020	1.30	0	0	0.50%	19.1%	12/31/2020	1.31	0	0	0.25%	19.4%	12/31/2020	1.32	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	2.0%
2022	1.4%
2021	3.6%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$234,936	$241,538	18,539
Receivables: investments sold	141
Payables: investments purchased	-
Net assets	$235,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$235,077	184,088	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$235,077	184,088

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,982
Mortality & expense charges			(3,200)
Net investment income (loss)			4,782

Gain (loss) on investments:
Net realized gain (loss)			(4,892)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,334
Net gain (loss)			13,442

Increase (decrease) in net assets from operations			$18,224

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,782	$5,176
Net realized gain (loss)		(4,892)	(15,937)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,334	42,832

Increase (decrease) in net assets from operations		18,224	32,071

Contract owner transactions:
Proceeds from units sold		12,447	65,904
Cost of units redeemed		(101,302)	(81,770)
Account charges		(97)	(337)
Increase (decrease)		(88,952)	(16,203)
Net increase (decrease)		(70,728)	15,868
Net assets, beginning		305,805	289,937
Net assets, ending		$235,077	$305,805

Units sold		9,903	58,693
Units redeemed		(82,016)	(72,871)
Net increase (decrease)		(72,113)	(14,178)
Units outstanding, beginning		256,201	270,379
Units outstanding, ending		184,088	256,201

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$954,112
Cost of units redeemed/account charges			(716,305)
Net investment income (loss)			25,999
Net realized gain (loss)			(64,163)
Realized gain distributions			42,036
Net change in unrealized appreciation (depreciation)			(6,602)
Net assets			$235,077

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	184	$235	1.25%	7.0%	12/31/2024	$1.30	0	$0	1.00%	7.3%	12/31/2024	$1.32	0	$0	0.75%	7.5%
12/31/2023	1.19	256	306	1.25%	11.3%	12/31/2023	1.21	0	0	1.00%	11.6%	12/31/2023	1.23	0	0	0.75%	11.9%
12/31/2022	1.07	270	290	1.25%	-14.7%	12/31/2022	1.08	0	0	1.00%	-14.5%	12/31/2022	1.10	0	0	0.75%	-14.3%
12/31/2021	1.26	510	642	1.25%	5.2%	12/31/2021	1.27	0	0	1.00%	5.4%	12/31/2021	1.28	0	0	0.75%	5.7%
12/31/2020	1.20	183	219	1.25%	10.8%	12/31/2020	1.20	0	0	1.00%	11.0%	12/31/2020	1.21	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	7.8%	12/31/2024	$1.36	0	$0	0.25%	8.1%	12/31/2024	$1.39	0	$0	0.00%	8.3%
12/31/2023	1.24	0	0	0.50%	12.1%	12/31/2023	1.26	0	0	0.25%	12.4%	12/31/2023	1.28	0	0	0.00%	12.7%
12/31/2022	1.11	0	0	0.50%	-14.1%	12/31/2022	1.12	0	0	0.25%	-13.9%	12/31/2022	1.14	0	0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	6.0%	12/31/2021	1.30	0	0	0.25%	6.2%	12/31/2021	1.32	0	0	0.00%	6.5%
12/31/2020	1.22	0	0	0.50%	11.6%	12/31/2020	1.23	0	0	0.25%	11.9%	12/31/2020	1.24	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.9%
2022	2.0%
2021	3.2%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,606	$134,600	8,188
Receivables: investments sold	489
Payables: investments purchased	-
Net assets	$141,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,095	94,148	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$141,095	94,148

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,067
Mortality & expense charges			(2,110)
Net investment income (loss)			957

Gain (loss) on investments:
Net realized gain (loss)			(3,859)
Realized gain distributions			783
Net change in unrealized appreciation (depreciation)			21,957
Net gain (loss)			18,881

Increase (decrease) in net assets from operations			$19,838

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$957	$1,683
Net realized gain (loss)		(3,859)	(35,881)
Realized gain distributions		783	-
Net change in unrealized appreciation (depreciation)		21,957	71,084

Increase (decrease) in net assets from operations		19,838	36,886

Contract owner transactions:
Proceeds from units sold		59,274	25,606
Cost of units redeemed		(126,228)	(142,605)
Account charges		(141)	(256)
Increase (decrease)		(67,095)	(117,255)
Net increase (decrease)		(47,257)	(80,369)
Net assets, beginning		188,352	268,721
Net assets, ending		$141,095	$188,352

Units sold		43,376	20,836
Units redeemed		(89,452)	(116,624)
Net increase (decrease)		(46,076)	(95,788)
Units outstanding, beginning		140,224	236,012
Units outstanding, ending		94,148	140,224

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$766,561
Cost of units redeemed/account charges			(655,143)
Net investment income (loss)			17,288
Net realized gain (loss)			(41,462)
Realized gain distributions			47,845
Net change in unrealized appreciation (depreciation)			6,006
Net assets			$141,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	94	$141	1.25%	11.6%	12/31/2024	$1.52	0	$0	1.00%	11.9%	12/31/2024	$1.55	0	$0	0.75%	12.1%
12/31/2023	1.34	140	188	1.25%	18.0%	12/31/2023	1.36	0	0	1.00%	18.3%	12/31/2023	1.38	0	0	0.75%	18.6%
12/31/2022	1.14	236	269	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.17	0	0	0.75%	-18.8%
12/31/2021	1.41	249	350	1.25%	12.2%	12/31/2021	1.42	0	0	1.00%	12.4%	12/31/2021	1.43	0	0	0.75%	12.7%
12/31/2020	1.26	153	192	1.25%	16.0%	12/31/2020	1.26	0	0	1.00%	16.3%	12/31/2020	1.27	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.57	0	$0	0.50%	12.4%	12/31/2024	$1.60	0	$0	0.25%	12.7%	12/31/2024	$1.63	0	$0	0.00%	13.0%
12/31/2023	1.40	0	0	0.50%	18.9%	12/31/2023	1.42	0	0	0.25%	19.2%	12/31/2023	1.44	0	0	0.00%	19.5%
12/31/2022	1.18	0	0	0.50%	-18.5%	12/31/2022	1.19	0	0	0.25%	-18.3%	12/31/2022	1.21	0	0	0.00%	-18.1%
12/31/2021	1.45	0	0	0.50%	13.0%	12/31/2021	1.46	0	0	0.25%	13.3%	12/31/2021	1.47	0	0	0.00%	13.6%
12/31/2020	1.28	0	0	0.50%	16.9%	12/31/2020	1.29	0	0	0.25%	17.2%	12/31/2020	1.30	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.9%
2022	1.6%
2021	4.1%
2020	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	1.25%	4.9%	12/31/2024	$1.19	0	$0	1.00%	5.2%	12/31/2024	$1.21	0	$0	0.75%	5.4%
12/31/2023	1.12	0	0	1.25%	7.9%	12/31/2023	1.13	0	0	1.00%	8.2%	12/31/2023	1.15	0	0	0.75%	8.4%
12/31/2022	1.04	0	0	1.25%	-11.5%	12/31/2022	1.05	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.1%
12/31/2021	1.17	0	0	1.25%	1.8%	12/31/2021	1.18	0	0	1.00%	2.0%	12/31/2021	1.19	0	0	0.75%	2.3%
12/31/2020	1.15	0	0	1.25%	7.4%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	0	$0	0.50%	5.7%	12/31/2024	$1.25	0	$0	0.25%	6.0%	12/31/2024	$1.27	0	$0	0.00%	6.2%
12/31/2023	1.17	0	0	0.50%	8.7%	12/31/2023	1.18	0	0	0.25%	9.0%	12/31/2023	1.20	0	0	0.00%	9.2%
12/31/2022	1.07	0	0	0.50%	-10.8%	12/31/2022	1.08	0	0	0.25%	-10.6%	12/31/2022	1.10	0	0	0.00%	-10.4%
12/31/2021	1.20	0	0	0.50%	2.5%	12/31/2021	1.21	0	0	0.25%	2.8%	12/31/2021	1.22	0	0	0.00%	3.0%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.18	0	0	0.25%	8.5%	12/31/2020	1.19	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	6.2%	12/31/2024	$1.29	0	$0	1.00%	6.5%	12/31/2024	$1.32	0	$0	0.75%	6.8%
12/31/2023	1.20	0	0	1.25%	9.6%	12/31/2023	1.22	0	0	1.00%	9.9%	12/31/2023	1.23	0	0	0.75%	10.2%
12/31/2022	1.09	0	0	1.25%	-13.5%	12/31/2022	1.11	0	0	1.00%	-13.3%	12/31/2022	1.12	0	0	0.75%	-13.1%
12/31/2021	1.26	0	0	1.25%	5.6%	12/31/2021	1.28	0	0	1.00%	5.8%	12/31/2021	1.29	0	0	0.75%	6.1%
12/31/2020	1.20	0	0	1.25%	9.9%	12/31/2020	1.21	0	0	1.00%	10.1%	12/31/2020	1.21	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	7.0%	12/31/2024	$1.36	0	$0	0.25%	7.3%	12/31/2024	$1.38	0	$0	0.00%	7.6%
12/31/2023	1.25	0	0	0.50%	10.5%	12/31/2023	1.27	0	0	0.25%	10.7%	12/31/2023	1.29	0	0	0.00%	11.0%
12/31/2022	1.13	0	0	0.50%	-12.8%	12/31/2022	1.15	0	0	0.25%	-12.6%	12/31/2022	1.16	0	0	0.00%	-12.4%
12/31/2021	1.30	0	0	0.50%	6.3%	12/31/2021	1.31	0	0	0.25%	6.6%	12/31/2021	1.32	0	0	0.00%	6.9%
12/31/2020	1.22	0	0	0.50%	10.7%	12/31/2020	1.23	0	0	0.25%	11.0%	12/31/2020	1.24	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	1.25%	6.5%	12/31/2024	$1.31	0	$0	1.00%	6.8%	12/31/2024	$1.33	0	$0	0.75%	7.1%
12/31/2023	1.21	0	0	1.25%	9.7%	12/31/2023	1.23	0	0	1.00%	10.0%	12/31/2023	1.25	0	0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-13.9%	12/31/2022	1.12	0	0	1.00%	-13.7%	12/31/2022	1.13	0	0	0.75%	-13.5%
12/31/2021	1.28	0	0	1.25%	6.4%	12/31/2021	1.30	0	0	1.00%	6.7%	12/31/2021	1.31	0	0	0.75%	6.9%
12/31/2020	1.21	0	0	1.25%	10.4%	12/31/2020	1.21	0	0	1.00%	10.7%	12/31/2020	1.22	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	7.3%	12/31/2024	$1.38	0	$0	0.25%	7.6%	12/31/2024	$1.40	0	$0	0.00%	7.9%
12/31/2023	1.26	0	0	0.50%	10.5%	12/31/2023	1.28	0	0	0.25%	10.8%	12/31/2023	1.30	0	0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.16	0	0	0.25%	-13.1%	12/31/2022	1.17	0	0	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.5%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.23	0	0	0.50%	11.2%	12/31/2020	1.24	0	0	0.25%	11.5%	12/31/2020	1.25	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.32	0	$0	1.25%	7.0%	12/31/2024	$1.34	0	$0	1.00%	7.3%	12/31/2024	$1.36	0	$0	0.75%	7.5%
12/31/2023	1.23	0	0	1.25%	10.7%	12/31/2023	1.25	0	0	1.00%	10.9%	12/31/2023	1.27	0	0	0.75%	11.2%
12/31/2022	1.11	0	0	1.25%	-14.6%	12/31/2022	1.12	0	0	1.00%	-14.4%	12/31/2022	1.14	0	0	0.75%	-14.2%
12/31/2021	1.30	0	0	1.25%	7.1%	12/31/2021	1.31	0	0	1.00%	7.4%	12/31/2021	1.33	0	0	0.75%	7.7%
12/31/2020	1.21	0	0	1.25%	11.0%	12/31/2020	1.22	0	0	1.00%	11.3%	12/31/2020	1.23	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	7.8%	12/31/2024	$1.41	0	$0	0.25%	8.1%	12/31/2024	$1.43	0	$0	0.00%	8.3%
12/31/2023	1.28	0	0	0.50%	11.5%	12/31/2023	1.30	0	0	0.25%	11.8%	12/31/2023	1.32	0	0	0.00%	12.1%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.16	0	0	0.25%	-13.7%	12/31/2022	1.18	0	0	0.00%	-13.5%
12/31/2021	1.34	0	0	0.50%	7.9%	12/31/2021	1.35	0	0	0.25%	8.2%	12/31/2021	1.36	0	0	0.00%	8.5%
12/31/2020	1.24	0	0	0.50%	11.8%	12/31/2020	1.25	0	0	0.25%	12.1%	12/31/2020	1.26	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,468	$120,739	12,097
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$119,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,528	87,971	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$119,528	87,971

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,868
Mortality & expense charges			(1,546)
Net investment income (loss)			2,322

Gain (loss) on investments:
Net realized gain (loss)			705
Realized gain distributions			2,104
Net change in unrealized appreciation (depreciation)			4,329
Net gain (loss)			7,138

Increase (decrease) in net assets from operations			$9,460

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,322	$2,612
Net realized gain (loss)		705	(132)
Realized gain distributions		2,104	-
Net change in unrealized appreciation (depreciation)		4,329	9,138

Increase (decrease) in net assets from operations		9,460	11,618

Contract owner transactions:
Proceeds from units sold		24,559	18,788
Cost of units redeemed		(33,393)	-
Account charges		(80)	-
Increase (decrease)		(8,914)	18,788
Net increase (decrease)		546	30,406
Net assets, beginning		118,982	88,576
Net assets, ending		$119,528	$118,982

Units sold		18,510	15,852
Units redeemed		(24,847)	-
Net increase (decrease)		(6,337)	15,852
Units outstanding, beginning		94,308	78,456
Units outstanding, ending		87,971	94,308

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$135,428
Cost of units redeemed/account charges			(39,163)
Net investment income (loss)			9,490
Net realized gain (loss)			983
Realized gain distributions			14,061
Net change in unrealized appreciation (depreciation)			(1,271)
Net assets			$119,528

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	88	$120	1.25%	7.7%	12/31/2024	$1.38	0	$0	1.00%	8.0%	12/31/2024	$1.40	0	$0	0.75%	8.2%
12/31/2023	1.26	94	119	1.25%	11.7%	12/31/2023	1.28	0	0	1.00%	12.0%	12/31/2023	1.30	0	0	0.75%	12.3%
12/31/2022	1.13	78	89	1.25%	-15.4%	12/31/2022	1.14	0	0	1.00%	-15.2%	12/31/2022	1.16	0	0	0.75%	-15.0%
12/31/2021	1.33	66	88	1.25%	8.5%	12/31/2021	1.35	0	0	1.00%	8.8%	12/31/2021	1.36	0	0	0.75%	9.0%
12/31/2020	1.23	52	64	1.25%	12.0%	12/31/2020	1.24	0	0	1.00%	12.3%	12/31/2020	1.25	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	8.5%	12/31/2024	$1.45	0	$0	0.25%	8.8%	12/31/2024	$1.48	0	$0	0.00%	9.1%
12/31/2023	1.32	0	0	0.50%	12.6%	12/31/2023	1.34	0	0	0.25%	12.9%	12/31/2023	1.35	0	0	0.00%	13.1%
12/31/2022	1.17	0	0	0.50%	-14.7%	12/31/2022	1.18	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.37	0	0	0.50%	9.3%	12/31/2021	1.38	0	0	0.25%	9.6%	12/31/2021	1.40	0	0	0.00%	9.8%
12/31/2020	1.25	0	0	0.50%	12.9%	12/31/2020	1.26	0	0	0.25%	13.2%	12/31/2020	1.27	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.7%
2022	2.8%
2021	3.7%
2020	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,468,810	$1,412,624	143,548
Receivables: investments sold	1,125
Payables: investments purchased	-
Net assets	$1,469,935

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,469,935	1,042,343	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$1,469,935	1,042,343

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$43,533
Mortality & expense charges			(17,670)
Net investment income (loss)			25,863

Gain (loss) on investments:
Net realized gain (loss)			678
Realized gain distributions			26,330
Net change in unrealized appreciation (depreciation)			62,660
Net gain (loss)			89,668

Increase (decrease) in net assets from operations			$115,531

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,863	$28,844
Net realized gain (loss)		678	(2,972)
Realized gain distributions		26,330	-
Net change in unrealized appreciation (depreciation)		62,660	65,014

Increase (decrease) in net assets from operations		115,531	90,886

Contract owner transactions:
Proceeds from units sold		56,342	828,160
Cost of units redeemed		(11)	(20,098)
Account charges		-	-
Increase (decrease)		56,331	808,062
Net increase (decrease)		171,862	898,948
Net assets, beginning		1,298,073	399,125
Net assets, ending		$1,469,935	$1,298,073

Units sold		41,032	669,286
Units redeemed		-	(16,413)
Net increase (decrease)		41,032	652,873
Units outstanding, beginning		1,001,311	348,438
Units outstanding, ending		1,042,343	1,001,311

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,022,162
Cost of units redeemed/account charges			(949,407)
Net investment income (loss)			95,562
Net realized gain (loss)			97,871
Realized gain distributions			147,561
Net change in unrealized appreciation (depreciation)			56,186
Net assets			$1,469,935

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	1,042	$1,470	1.25%	8.8%	12/31/2024	$1.43	0	$0	1.00%	9.1%	12/31/2024	$1.46	0	$0	0.75%	9.3%
12/31/2023	1.30	1,001	1,298	1.25%	13.2%	12/31/2023	1.31	0	0	1.00%	13.5%	12/31/2023	1.33	0	0	0.75%	13.7%
12/31/2022	1.15	348	399	1.25%	-16.2%	12/31/2022	1.16	0	0	1.00%	-16.0%	12/31/2022	1.17	0	0	0.75%	-15.8%
12/31/2021	1.37	470	643	1.25%	9.9%	12/31/2021	1.38	0	0	1.00%	10.1%	12/31/2021	1.39	0	0	0.75%	10.4%
12/31/2020	1.24	545	678	1.25%	13.1%	12/31/2020	1.25	0	0	1.00%	13.4%	12/31/2020	1.26	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	9.6%	12/31/2024	$1.51	0	$0	0.25%	9.9%	12/31/2024	$1.53	0	$0	0.00%	10.2%
12/31/2023	1.35	0	0	0.50%	14.0%	12/31/2023	1.37	0	0	0.25%	14.3%	12/31/2023	1.39	0	0	0.00%	14.6%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.2%
12/31/2021	1.41	0	0	0.50%	10.7%	12/31/2021	1.42	0	0	0.25%	11.0%	12/31/2021	1.43	0	0	0.00%	11.2%
12/31/2020	1.27	0	0	0.50%	14.0%	12/31/2020	1.28	0	0	0.25%	14.3%	12/31/2020	1.29	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	4.5%
2022	1.9%
2021	3.2%
2020	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,082	$122,116	12,457
Receivables: investments sold	86
Payables: investments purchased	-
Net assets	$133,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,168	90,693	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$133,168	90,693

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,547
Mortality & expense charges			(1,483)
Net investment income (loss)			2,064

Gain (loss) on investments:
Net realized gain (loss)			122
Realized gain distributions			2,263
Net change in unrealized appreciation (depreciation)			6,101
Net gain (loss)			8,486

Increase (decrease) in net assets from operations			$10,550

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,064	$(1,704)
Net realized gain (loss)		122	(49,916)
Realized gain distributions		2,263	-
Net change in unrealized appreciation (depreciation)		6,101	96,588

Increase (decrease) in net assets from operations		10,550	44,968

Contract owner transactions:
Proceeds from units sold		23,818	32,303
Cost of units redeemed		-	(410,866)
Account charges		-	-
Increase (decrease)		23,818	(378,563)
Net increase (decrease)		34,368	(333,595)
Net assets, beginning		98,800	432,395
Net assets, ending		$133,168	$98,800

Units sold		16,699	26,197
Units redeemed		-	(324,428)
Net increase (decrease)		16,699	(298,231)
Units outstanding, beginning		73,994	372,225
Units outstanding, ending		90,693	73,994

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$802,458
Cost of units redeemed/account charges			(776,934)
Net investment income (loss)			48,616
Net realized gain (loss)			(121,412)
Realized gain distributions			169,474
Net change in unrealized appreciation (depreciation)			10,966
Net assets			$133,168

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	91	$133	1.25%	10.0%	12/31/2024	$1.49	0	$0	1.00%	10.2%	12/31/2024	$1.52	0	$0	0.75%	10.5%
12/31/2023	1.34	74	99	1.25%	14.9%	12/31/2023	1.35	0	0	1.00%	15.2%	12/31/2023	1.37	0	0	0.75%	15.5%
12/31/2022	1.16	372	432	1.25%	-17.0%	12/31/2022	1.18	0	0	1.00%	-16.8%	12/31/2022	1.19	0	0	0.75%	-16.6%
12/31/2021	1.40	657	920	1.25%	11.3%	12/31/2021	1.41	0	0	1.00%	11.6%	12/31/2021	1.43	0	0	0.75%	11.9%
12/31/2020	1.26	616	775	1.25%	14.0%	12/31/2020	1.27	0	0	1.00%	14.3%	12/31/2020	1.27	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	0.50%	10.8%	12/31/2024	$1.57	0	$0	0.25%	11.1%	12/31/2024	$1.60	0	$0	0.00%	11.4%
12/31/2023	1.39	0	0	0.50%	15.8%	12/31/2023	1.41	0	0	0.25%	16.1%	12/31/2023	1.43	0	0	0.00%	16.4%
12/31/2022	1.20	0	0	0.50%	-16.4%	12/31/2022	1.22	0	0	0.25%	-16.2%	12/31/2022	1.23	0	0	0.00%	-16.0%
12/31/2021	1.44	0	0	0.50%	12.1%	12/31/2021	1.45	0	0	0.25%	12.4%	12/31/2021	1.47	0	0	0.00%	12.7%
12/31/2020	1.28	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.30	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	1.0%
2022	1.4%
2021	3.6%
2020	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$758,212	$725,875	68,978
Receivables: investments sold	555
Payables: investments purchased	-
Net assets	$758,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$758,767	494,555	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$758,767	494,555

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$18,060
Mortality & expense charges			(8,990)
Net investment income (loss)			9,070

Gain (loss) on investments:
Net realized gain (loss)			328
Realized gain distributions			13,703
Net change in unrealized appreciation (depreciation)			51,147
Net gain (loss)			65,178

Increase (decrease) in net assets from operations			$74,248

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,070	$8,615
Net realized gain (loss)		328	(671)
Realized gain distributions		13,703	-
Net change in unrealized appreciation (depreciation)		51,147	81,968

Increase (decrease) in net assets from operations		74,248	89,912

Contract owner transactions:
Proceeds from units sold		44,080	38,623
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		44,080	38,623
Net increase (decrease)		118,328	128,535
Net assets, beginning		640,439	511,904
Net assets, ending		$758,767	$640,439

Units sold		29,737	30,416
Units redeemed		-	-
Net increase (decrease)		29,737	30,416
Units outstanding, beginning		464,818	434,402
Units outstanding, ending		494,555	464,818

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$579,839
Cost of units redeemed/account charges			(64,709)
Net investment income (loss)			53,758
Net realized gain (loss)			1,712
Realized gain distributions			155,830
Net change in unrealized appreciation (depreciation)			32,337
Net assets			$758,767

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.53	495	$759	1.25%	11.4%	12/31/2024	$1.56	0	$0	1.00%	11.6%	12/31/2024	$1.59	0	$0	0.75%	11.9%
12/31/2023	1.38	465	640	1.25%	16.9%	12/31/2023	1.40	0	0	1.00%	17.2%	12/31/2023	1.42	0	0	0.75%	17.5%
12/31/2022	1.18	434	512	1.25%	-17.7%	12/31/2022	1.19	0	0	1.00%	-17.5%	12/31/2022	1.21	0	0	0.75%	-17.3%
12/31/2021	1.43	448	641	1.25%	12.9%	12/31/2021	1.45	0	0	1.00%	13.2%	12/31/2021	1.46	0	0	0.75%	13.5%
12/31/2020	1.27	418	530	1.25%	15.0%	12/31/2020	1.28	0	0	1.00%	15.3%	12/31/2020	1.29	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	12.2%	12/31/2024	$1.64	0	$0	0.25%	12.5%	12/31/2024	$1.67	0	$0	0.00%	12.8%
12/31/2023	1.44	0	0	0.50%	17.8%	12/31/2023	1.46	0	0	0.25%	18.1%	12/31/2023	1.48	0	0	0.00%	18.4%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.8%	12/31/2021	1.49	0	0	0.25%	14.0%	12/31/2021	1.50	0	0	0.00%	14.3%
12/31/2020	1.29	0	0	0.50%	15.9%	12/31/2020	1.30	0	0	0.25%	16.1%	12/31/2020	1.31	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.7%
2022	1.7%
2021	3.8%
2020	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$84,946	$77,677	6,041
Receivables: investments sold	53
Payables: investments purchased	-
Net assets	$84,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,999	53,575	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$84,999	53,575

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,716
Mortality & expense charges			(943)
Net investment income (loss)			773

Gain (loss) on investments:
Net realized gain (loss)			85
Realized gain distributions			1,511
Net change in unrealized appreciation (depreciation)			5,818
Net gain (loss)			7,414

Increase (decrease) in net assets from operations			$8,187

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$773	$789
Net realized gain (loss)		85	(125)
Realized gain distributions		1,511	-
Net change in unrealized appreciation (depreciation)		5,818	9,711

Increase (decrease) in net assets from operations		8,187	10,375

Contract owner transactions:
Proceeds from units sold		15,578	13,502
Cost of units redeemed		(226)	(13,102)
Account charges		-	(40)
Increase (decrease)		15,352	360
Net increase (decrease)		23,539	10,735
Net assets, beginning		61,460	50,725
Net assets, ending		$84,999	$61,460

Units sold		10,199	10,424
Units redeemed		(157)	(9,286)
Net increase (decrease)		10,042	1,138
Units outstanding, beginning		43,533	42,395
Units outstanding, ending		53,575	43,533

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$104,050
Cost of units redeemed/account charges			(44,983)
Net investment income (loss)			4,610
Net realized gain (loss)			(435)
Realized gain distributions			14,488
Net change in unrealized appreciation (depreciation)			7,269
Net assets			$84,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	54	$85	1.25%	12.4%	12/31/2024	$1.61	0	$0	1.00%	12.7%	12/31/2024	$1.64	0	$0	0.75%	12.9%
12/31/2023	1.41	44	61	1.25%	18.0%	12/31/2023	1.43	0	0	1.00%	18.3%	12/31/2023	1.45	0	0	0.75%	18.6%
12/31/2022	1.20	42	51	1.25%	-18.3%	12/31/2022	1.21	0	0	1.00%	-18.1%	12/31/2022	1.22	0	0	0.75%	-17.9%
12/31/2021	1.47	56	81	1.25%	14.5%	12/31/2021	1.48	0	0	1.00%	14.8%	12/31/2021	1.49	0	0	0.75%	15.1%
12/31/2020	1.28	47	60	1.25%	15.9%	12/31/2020	1.29	0	0	1.00%	16.1%	12/31/2020	1.30	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	13.2%	12/31/2024	$1.70	0	$0	0.25%	13.5%	12/31/2024	$1.72	0	$0	0.00%	13.8%
12/31/2023	1.47	0	0	0.50%	18.9%	12/31/2023	1.49	0	0	0.25%	19.2%	12/31/2023	1.52	0	0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-17.7%	12/31/2022	1.25	0	0	0.25%	-17.5%	12/31/2022	1.27	0	0	0.00%	-17.3%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.52	0	0	0.25%	15.6%	12/31/2021	1.53	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.31	0	0	0.25%	17.0%	12/31/2020	1.32	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.8%
2022	1.3%
2021	3.9%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$251,085	$222,970	17,254
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$251,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$251,227	156,681	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$251,227	156,681

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,885
Mortality & expense charges			(2,914)
Net investment income (loss)			1,971

Gain (loss) on investments:
Net realized gain (loss)			744
Realized gain distributions			4,265
Net change in unrealized appreciation (depreciation)			19,878
Net gain (loss)			24,887

Increase (decrease) in net assets from operations			$26,858

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,971	$1,783
Net realized gain (loss)		744	(96)
Realized gain distributions		4,265	-
Net change in unrealized appreciation (depreciation)		19,878	29,124

Increase (decrease) in net assets from operations		26,858	30,811

Contract owner transactions:
Proceeds from units sold		22,491	16,516
Cost of units redeemed		(2,893)	(22)
Account charges		(80)	(40)
Increase (decrease)		19,518	16,454
Net increase (decrease)		46,376	47,265
Net assets, beginning		204,851	157,586
Net assets, ending		$251,227	$204,851

Units sold		14,385	12,749
Units redeemed		(1,870)	(49)
Net increase (decrease)		12,515	12,700
Units outstanding, beginning		144,166	131,466
Units outstanding, ending		156,681	144,166

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$210,602
Cost of units redeemed/account charges			(41,591)
Net investment income (loss)			12,121
Net realized gain (loss)			5,007
Realized gain distributions			36,973
Net change in unrealized appreciation (depreciation)			28,115
Net assets			$251,227

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	157	$251	1.25%	12.8%	12/31/2024	$1.63	0	$0	1.00%	13.1%	12/31/2024	$1.66	0	$0	0.75%	13.4%
12/31/2023	1.42	144	205	1.25%	18.5%	12/31/2023	1.44	0	0	1.00%	18.8%	12/31/2023	1.46	0	0	0.75%	19.1%
12/31/2022	1.20	131	158	1.25%	-18.7%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.47	136	200	1.25%	15.0%	12/31/2021	1.49	0	0	1.00%	15.3%	12/31/2021	1.50	0	0	0.75%	15.6%
12/31/2020	1.28	119	153	1.25%	16.0%	12/31/2020	1.29	0	0	1.00%	16.3%	12/31/2020	1.30	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	13.7%	12/31/2024	$1.71	0	$0	0.25%	14.0%	12/31/2024	$1.74	0	$0	0.00%	14.3%
12/31/2023	1.48	0	0	0.50%	19.4%	12/31/2023	1.50	0	0	0.25%	19.7%	12/31/2023	1.53	0	0	0.00%	20.0%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.6%
12/31/2021	1.52	0	0	0.50%	15.9%	12/31/2021	1.53	0	0	0.25%	16.2%	12/31/2021	1.54	0	0	0.00%	16.5%
12/31/2020	1.31	0	0	0.50%	16.8%	12/31/2020	1.32	0	0	0.25%	17.1%	12/31/2020	1.32	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	2.2%
2022	1.4%
2021	3.9%
2020	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,516	$91,800	5,877
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$101,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,568	63,022	$1.61
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$101,568	63,022

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,912
Mortality & expense charges			(1,248)
Net investment income (loss)			664

Gain (loss) on investments:
Net realized gain (loss)			10,239
Realized gain distributions			1,890
Net change in unrealized appreciation (depreciation)			497
Net gain (loss)			12,626

Increase (decrease) in net assets from operations			$13,290

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$664	$391
Net realized gain (loss)		10,239	1,062
Realized gain distributions		1,890	-
Net change in unrealized appreciation (depreciation)		497	19,310

Increase (decrease) in net assets from operations		13,290	20,763

Contract owner transactions:
Proceeds from units sold		40,465	13,854
Cost of units redeemed		(58,273)	(55,485)
Account charges		(40)	(40)
Increase (decrease)		(17,848)	(41,671)
Net increase (decrease)		(4,558)	(20,908)
Net assets, beginning		106,126	127,034
Net assets, ending		$101,568	$106,126

Units sold		25,924	10,734
Units redeemed		(37,332)	(42,110)
Net increase (decrease)		(11,408)	(31,376)
Units outstanding, beginning		74,430	105,806
Units outstanding, ending		63,022	74,430

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$192,998
Cost of units redeemed/account charges			(148,470)
Net investment income (loss)			6,456
Net realized gain (loss)			19,342
Realized gain distributions			21,526
Net change in unrealized appreciation (depreciation)			9,716
Net assets			$101,568

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	63	$102	1.25%	13.0%	12/31/2024	$1.64	0	$0	1.00%	13.3%	12/31/2024	$1.67	0	$0	0.75%	13.6%
12/31/2023	1.43	74	106	1.25%	18.8%	12/31/2023	1.45	0	0	1.00%	19.1%	12/31/2023	1.47	0	0	0.75%	19.4%
12/31/2022	1.20	106	127	1.25%	-18.8%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.48	99	146	1.25%	15.2%	12/31/2021	1.49	0	0	1.00%	15.5%	12/31/2021	1.51	0	0	0.75%	15.8%
12/31/2020	1.28	89	114	1.25%	16.1%	12/31/2020	1.29	0	0	1.00%	16.4%	12/31/2020	1.30	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	0	$0	0.50%	13.9%	12/31/2024	$1.72	0	$0	0.25%	14.2%	12/31/2024	$1.75	0	$0	0.00%	14.5%
12/31/2023	1.49	0	0	0.50%	19.6%	12/31/2023	1.51	0	0	0.25%	19.9%	12/31/2023	1.53	0	0	0.00%	20.2%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.7%
12/31/2021	1.52	0	0	0.50%	16.1%	12/31/2021	1.53	0	0	0.25%	16.4%	12/31/2021	1.55	0	0	0.00%	16.6%
12/31/2020	1.31	0	0	0.50%	16.9%	12/31/2020	1.32	0	0	0.25%	17.2%	12/31/2020	1.33	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.7%
2022	1.5%
2021	3.8%
2020	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,840	$56,400	4,177
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$62,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,830	38,775	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	-	-	1.76
Total	$62,830	38,775

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,110
Mortality & expense charges			(639)
Net investment income (loss)			471

Gain (loss) on investments:
Net realized gain (loss)			1,216
Realized gain distributions			933
Net change in unrealized appreciation (depreciation)			2,952
Net gain (loss)			5,101

Increase (decrease) in net assets from operations			$5,572

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$471	$297
Net realized gain (loss)		1,216	(6)
Realized gain distributions		933	-
Net change in unrealized appreciation (depreciation)		2,952	4,168

Increase (decrease) in net assets from operations		5,572	4,459

Contract owner transactions:
Proceeds from units sold		27,961	26,495
Cost of units redeemed		(6,107)	(274)
Account charges		(310)	-
Increase (decrease)		21,544	26,221
Net increase (decrease)		27,116	30,680
Net assets, beginning		35,714	5,034
Net assets, ending		$62,830	$35,714

Units sold		17,955	20,950
Units redeemed		(4,114)	(197)
Net increase (decrease)		13,841	20,753
Units outstanding, beginning		24,934	4,181
Units outstanding, ending		38,775	24,934

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$64,689
Cost of units redeemed/account charges			(11,217)
Net investment income (loss)			935
Net realized gain (loss)			616
Realized gain distributions			1,367
Net change in unrealized appreciation (depreciation)			6,440
Net assets			$62,830

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	39	$63	1.25%	13.1%	12/31/2024	$1.65	0	$0	1.00%	13.4%	12/31/2024	$1.68	0	$0	0.75%	13.7%
12/31/2023	1.43	25	36	1.25%	19.0%	12/31/2023	1.45	0	0	1.00%	19.3%	12/31/2023	1.47	0	0	0.75%	19.6%
12/31/2022	1.20	4	5	1.25%	-18.8%	12/31/2022	1.22	0	0	1.00%	-18.6%	12/31/2022	1.23	0	0	0.75%	-18.4%
12/31/2021	1.48	3	5	1.25%	15.3%	12/31/2021	1.50	0	0	1.00%	15.6%	12/31/2021	1.51	0	0	0.75%	15.9%
12/31/2020	1.29	0	0	1.25%	16.3%	12/31/2020	1.29	0	0	1.00%	16.6%	12/31/2020	1.30	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	0.50%	14.0%	12/31/2024	$1.73	0	$0	0.25%	14.3%	12/31/2024	$1.76	0	$0	0.00%	14.6%
12/31/2023	1.49	0	0	0.50%	19.9%	12/31/2023	1.52	0	0	0.25%	20.2%	12/31/2023	1.54	0	0	0.00%	20.5%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.28	0	0	0.00%	-17.8%
12/31/2021	1.52	0	0	0.50%	16.2%	12/31/2021	1.54	0	0	0.25%	16.5%	12/31/2021	1.55	0	0	0.00%	16.8%
12/31/2020	1.31	0	0	0.50%	17.2%	12/31/2020	1.32	0	0	0.25%	17.5%	12/31/2020	1.33	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.9%
2022	1.6%
2021	6.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,712	$274,129	17,784
Receivables: investments sold	-
Payables: investments purchased	(3,566)
Net assets	$262,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$262,146	189,341	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$262,146	189,341

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,147
Mortality & expense charges			(3,171)
Net investment income (loss)			3,976

Gain (loss) on investments:
Net realized gain (loss)			(454)
Realized gain distributions			663
Net change in unrealized appreciation (depreciation)			17,008
Net gain (loss)			17,217

Increase (decrease) in net assets from operations			$21,193

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,976	$3,846
Net realized gain (loss)		(454)	(44,332)
Realized gain distributions		663	-
Net change in unrealized appreciation (depreciation)		17,008	79,951

Increase (decrease) in net assets from operations		21,193	39,465

Contract owner transactions:
Proceeds from units sold		34,471	16,777
Cost of units redeemed		(14,954)	(183,821)
Account charges		-	(210)
Increase (decrease)		19,517	(167,254)
Net increase (decrease)		40,710	(127,789)
Net assets, beginning		221,436	349,225
Net assets, ending		$262,146	$221,436

Units sold		25,606	14,462
Units redeemed		(10,699)	(155,683)
Net increase (decrease)		14,907	(141,221)
Units outstanding, beginning		174,434	315,655
Units outstanding, ending		189,341	174,434

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$592,607
Cost of units redeemed/account charges			(331,632)
Net investment income (loss)			21,257
Net realized gain (loss)			(58,775)
Realized gain distributions			47,106
Net change in unrealized appreciation (depreciation)			(8,417)
Net assets			$262,146

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	189	$262	1.25%	9.1%	12/31/2024	$1.41	0	$0	1.00%	9.3%	12/31/2024	$1.43	0	$0	0.75%	9.6%
12/31/2023	1.27	174	221	1.25%	14.7%	12/31/2023	1.29	0	0	1.00%	15.0%	12/31/2023	1.31	0	0	0.75%	15.3%
12/31/2022	1.11	316	349	1.25%	-17.9%	12/31/2022	1.12	0	0	1.00%	-17.7%	12/31/2022	1.13	0	0	0.75%	-17.5%
12/31/2021	1.35	373	502	1.25%	8.7%	12/31/2021	1.36	0	0	1.00%	8.9%	12/31/2021	1.37	0	0	0.75%	9.2%
12/31/2020	1.24	82	101	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	9.9%	12/31/2024	$1.48	0	$0	0.25%	10.2%	12/31/2024	$1.50	0	$0	0.00%	10.4%
12/31/2023	1.32	0	0	0.50%	15.6%	12/31/2023	1.34	0	0	0.25%	15.9%	12/31/2023	1.36	0	0	0.00%	16.2%
12/31/2022	1.15	0	0	0.50%	-17.3%	12/31/2022	1.16	0	0	0.25%	-17.1%	12/31/2022	1.17	0	0	0.00%	-16.9%
12/31/2021	1.39	0	0	0.50%	9.5%	12/31/2021	1.40	0	0	0.25%	9.7%	12/31/2021	1.41	0	0	0.00%	10.0%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.28	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.9%
2022	1.8%
2021	4.5%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$113,210
Cost of units redeemed/account charges			(119,634)
Net investment income (loss)			634
Net realized gain (loss)			4,179
Realized gain distributions			1,611
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.27	0	$0	1.25%	6.3%	12/31/2024	$1.29	0	$0	1.00%	6.6%	12/31/2024	$1.31	0	$0	0.75%	6.8%
12/31/2023	1.20	0	0	1.25%	9.4%	12/31/2023	1.21	0	0	1.00%	9.7%	12/31/2023	1.23	0	0	0.75%	10.0%
12/31/2022	1.09	0	0	1.25%	-13.6%	12/31/2022	1.11	0	0	1.00%	-13.4%	12/31/2022	1.12	0	0	0.75%	-13.2%
12/31/2021	1.26	14	18	1.25%	5.7%	12/31/2021	1.28	0	0	1.00%	6.0%	12/31/2021	1.29	0	0	0.75%	6.3%
12/31/2020	1.20	24	29	1.25%	9.7%	12/31/2020	1.20	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	7.1%	12/31/2024	$1.36	0	$0	0.25%	7.4%	12/31/2024	$1.38	0	$0	0.00%	7.7%
12/31/2023	1.25	0	0	0.50%	10.3%	12/31/2023	1.27	0	0	0.25%	10.5%	12/31/2023	1.28	0	0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-12.9%	12/31/2022	1.14	0	0	0.25%	-12.7%	12/31/2022	1.16	0	0	0.00%	-12.5%
12/31/2021	1.30	0	0	0.50%	6.5%	12/31/2021	1.31	0	0	0.25%	6.8%	12/31/2021	1.32	0	0	0.00%	7.1%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	3.0%
2020	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$643,043	$627,582	36,258
Receivables: investments sold	9,255
Payables: investments purchased	-
Net assets	$652,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$652,298	462,349	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$652,298	462,349

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$19,256
Mortality & expense charges			(7,461)
Net investment income (loss)			11,795

Gain (loss) on investments:
Net realized gain (loss)			(3,639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,140
Net gain (loss)			23,501

Increase (decrease) in net assets from operations			$35,296

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,795	$8,026
Net realized gain (loss)		(3,639)	(13,286)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		27,140	55,871

Increase (decrease) in net assets from operations		35,296	50,611

Contract owner transactions:
Proceeds from units sold		244,148	82,836
Cost of units redeemed		(151,500)	(98,387)
Account charges		(585)	(384)
Increase (decrease)		92,063	(15,935)
Net increase (decrease)		127,359	34,676
Net assets, beginning		524,939	490,263
Net assets, ending		$652,298	$524,939

Units sold		186,916	67,513
Units redeemed		(111,514)	(80,987)
Net increase (decrease)		75,402	(13,474)
Units outstanding, beginning		386,947	400,421
Units outstanding, ending		462,349	386,947

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,552,482
Cost of units redeemed/account charges			(978,846)
Net investment income (loss)			25,353
Net realized gain (loss)			13,238
Realized gain distributions			24,610
Net change in unrealized appreciation (depreciation)			15,461
Net assets			$652,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	462	$652	1.25%	4.0%	12/31/2024	$1.43	0	$0	1.00%	4.3%	12/31/2024	$1.46	0	$0	0.75%	4.5%
12/31/2023	1.36	387	525	1.25%	10.8%	12/31/2023	1.37	0	0	1.00%	11.1%	12/31/2023	1.39	0	0	0.75%	11.4%
12/31/2022	1.22	400	490	1.25%	-29.6%	12/31/2022	1.24	0	0	1.00%	-29.4%	12/31/2022	1.25	0	0	0.75%	-29.3%
12/31/2021	1.74	279	486	1.25%	37.7%	12/31/2021	1.75	0	0	1.00%	38.0%	12/31/2021	1.77	0	0	0.75%	38.4%
12/31/2020	1.26	196	247	1.25%	0.1%	12/31/2020	1.27	0	0	1.00%	0.3%	12/31/2020	1.28	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.48	0	$0	0.50%	4.8%	12/31/2024	$1.50	0	$0	0.25%	5.0%	12/31/2024	$1.52	0	$0	0.00%	5.3%
12/31/2023	1.41	0	0	0.50%	11.6%	12/31/2023	1.43	0	0	0.25%	11.9%	12/31/2023	1.45	0	0	0.00%	12.2%
12/31/2022	1.26	0	0	0.50%	-29.1%	12/31/2022	1.28	0	0	0.25%	-28.9%	12/31/2022	1.29	0	0	0.00%	-28.7%
12/31/2021	1.78	0	0	0.50%	38.7%	12/31/2021	1.80	0	0	0.25%	39.1%	12/31/2021	1.81	0	0	0.00%	39.4%
12/31/2020	1.28	0	0	0.50%	0.8%	12/31/2020	1.29	0	0	0.25%	1.1%	12/31/2020	1.30	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	2.8%
2022	1.6%
2021	1.8%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	1.25%	13.8%	12/31/2024	$1.63	0	$0	1.00%	14.0%	12/31/2024	$1.65	0	$0	0.75%	14.3%
12/31/2023	1.41	0	0	1.25%	20.8%	12/31/2023	1.43	0	0	1.00%	21.1%	12/31/2023	1.44	0	0	0.75%	21.4%
12/31/2022	1.17	0	0	1.25%	-20.7%	12/31/2022	1.18	0	0	1.00%	-20.5%	12/31/2022	1.19	0	0	0.75%	-20.3%
12/31/2021	1.47	0	0	1.25%	15.4%	12/31/2021	1.48	0	0	1.00%	15.7%	12/31/2021	1.49	0	0	0.75%	15.9%
12/31/2020	1.28	0	0	1.25%	17.9%	12/31/2020	1.28	0	0	1.00%	18.2%	12/31/2020	1.29	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	14.6%	12/31/2024	$1.69	0	$0	0.25%	14.9%	12/31/2024	$1.72	0	$0	0.00%	15.2%
12/31/2023	1.46	0	0	0.50%	21.7%	12/31/2023	1.47	0	0	0.25%	22.0%	12/31/2023	1.49	0	0	0.00%	22.3%
12/31/2022	1.20	0	0	0.50%	-20.1%	12/31/2022	1.21	0	0	0.25%	-19.9%	12/31/2022	1.22	0	0	0.00%	-19.7%
12/31/2021	1.50	0	0	0.50%	16.2%	12/31/2021	1.51	0	0	0.25%	16.5%	12/31/2021	1.52	0	0	0.00%	16.8%
12/31/2020	1.29	0	0	0.50%	18.8%	12/31/2020	1.29	0	0	0.25%	19.1%	12/31/2020	1.30	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.52	0	$0	1.25%	11.2%	12/31/2024	$1.55	0	$0	1.00%	11.5%	12/31/2024	$1.57	0	$0	0.75%	11.8%
12/31/2023	1.37	0	0	1.25%	17.7%	12/31/2023	1.39	0	0	1.00%	18.0%	12/31/2023	1.40	0	0	0.75%	18.3%
12/31/2022	1.16	0	0	1.25%	-19.4%	12/31/2022	1.18	0	0	1.00%	-19.2%	12/31/2022	1.19	0	0	0.75%	-19.0%
12/31/2021	1.45	0	0	1.25%	11.8%	12/31/2021	1.45	0	0	1.00%	12.1%	12/31/2021	1.46	0	0	0.75%	12.4%
12/31/2020	1.29	0	0	1.25%	15.7%	12/31/2020	1.30	0	0	1.00%	16.0%	12/31/2020	1.30	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	12.1%	12/31/2024	$1.61	0	$0	0.25%	12.3%	12/31/2024	$1.64	0	$0	0.00%	12.6%
12/31/2023	1.42	0	0	0.50%	18.6%	12/31/2023	1.44	0	0	0.25%	18.9%	12/31/2023	1.45	0	0	0.00%	19.2%
12/31/2022	1.20	0	0	0.50%	-18.8%	12/31/2022	1.21	0	0	0.25%	-18.6%	12/31/2022	1.22	0	0	0.00%	-18.4%
12/31/2021	1.47	0	0	0.50%	12.7%	12/31/2021	1.48	0	0	0.25%	12.9%	12/31/2021	1.49	0	0	0.00%	13.2%
12/31/2020	1.31	0	0	0.50%	16.6%	12/31/2020	1.31	0	0	0.25%	16.9%	12/31/2020	1.32	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,163,848	$1,058,197	43,287
Receivables: investments sold	1,896
Payables: investments purchased	-
Net assets	$1,165,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,165,744	240,658	$4.84
Band 100	-	-	5.03
Band 75	-	-	5.22
Band 50	-	-	5.42
Band 25	-	-	5.63
Band 0	-	-	5.85
Total	$1,165,744	240,658

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,027
Mortality & expense charges			(13,986)
Net investment income (loss)			(2,959)

Gain (loss) on investments:
Net realized gain (loss)			58,957
Realized gain distributions			150,215
Net change in unrealized appreciation (depreciation)			(41,716)
Net gain (loss)			167,456

Increase (decrease) in net assets from operations			$164,497

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,959)	$1,778
Net realized gain (loss)		58,957	27,650
Realized gain distributions		150,215	48,187
Net change in unrealized appreciation (depreciation)		(41,716)	144,299

Increase (decrease) in net assets from operations		164,497	221,914

Contract owner transactions:
Proceeds from units sold		146,056	302,960
Cost of units redeemed		(352,134)	(428,569)
Account charges		(1,115)	(1,479)
Increase (decrease)		(207,193)	(127,088)
Net increase (decrease)		(42,696)	94,826
Net assets, beginning		1,208,440	1,113,614
Net assets, ending		$1,165,744	$1,208,440

Units sold		31,910	81,463
Units redeemed		(81,796)	(114,041)
Net increase (decrease)		(49,886)	(32,578)
Units outstanding, beginning		290,544	323,122
Units outstanding, ending		240,658	290,544

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,589,890
Cost of units redeemed/account charges			(12,147,037)
Net investment income (loss)			27,606
Net realized gain (loss)			1,630,635
Realized gain distributions			958,999
Net change in unrealized appreciation (depreciation)			105,651
Net assets			$1,165,744

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.84	241	$1,166	1.25%	16.5%	12/31/2024	$5.03	0	$0	1.00%	16.8%	12/31/2024	$5.22	0	$0	0.75%	17.1%
12/31/2023	4.16	291	1,208	1.25%	20.7%	12/31/2023	4.31	0	0	1.00%	21.0%	12/31/2023	4.46	0	0	0.75%	21.3%
12/31/2022	3.45	323	1,114	1.25%	-19.0%	12/31/2022	3.56	0	0	1.00%	-18.8%	12/31/2022	3.68	0	0	0.75%	-18.6%
12/31/2021	4.25	299	1,270	1.25%	24.5%	12/31/2021	4.38	0	0	1.00%	24.8%	12/31/2021	4.52	0	0	0.75%	25.2%
12/31/2020	3.42	400	1,367	1.25%	18.6%	12/31/2020	3.51	0	0	1.00%	18.9%	12/31/2020	3.61	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.42	0	$0	0.50%	17.3%	12/31/2024	$5.63	0	$0	0.25%	17.6%	12/31/2024	$5.85	0	$0	0.00%	17.9%
12/31/2023	4.62	0	0	0.50%	21.6%	12/31/2023	4.79	0	0	0.25%	21.9%	12/31/2023	4.96	0	0	0.00%	22.2%
12/31/2022	3.80	0	0	0.50%	-18.4%	12/31/2022	3.93	0	0	0.25%	-18.2%	12/31/2022	4.06	0	0	0.00%	-18.0%
12/31/2021	4.66	0	0	0.50%	25.5%	12/31/2021	4.80	0	0	0.25%	25.8%	12/31/2021	4.95	0	0	0.00%	26.1%
12/31/2020	3.71	0	0	0.50%	19.5%	12/31/2020	3.81	0	0	0.25%	19.8%	12/31/2020	3.92	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.4%
2022	1.2%
2021	0.8%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2065 Instl Class - 06-64H

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,944	$2,952	225
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,944

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,944	2,647	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$2,944	2,647

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$42
Mortality & expense charges			(40)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			611
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			(125)
Net gain (loss)			523

Increase (decrease) in net assets from operations			$525

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$22
Net realized gain (loss)		611	-
Realized gain distributions		37	-
Net change in unrealized appreciation (depreciation)		(125)	117

Increase (decrease) in net assets from operations		525	139

Contract owner transactions:
Proceeds from units sold		6,332	1,771
Cost of units redeemed		(5,698)	(3)
Account charges		(120)	(2)
Increase (decrease)		514	1,766
Net increase (decrease)		1,039	1,905
Net assets, beginning		1,905	-
Net assets, ending		$2,944	$1,905

Units sold		8,166	1,946
Units redeemed		(7,459)	(6)
Net increase (decrease)		707	1,940
Units outstanding, beginning		1,940	-
Units outstanding, ending		2,647	1,940

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,694
Cost of units redeemed/account charges			(7,393)
Net investment income (loss)			22
Net realized gain (loss)			592
Realized gain distributions			37
Net change in unrealized appreciation (depreciation)			(8)
Net assets			$2,944

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	3	$3	1.25%	13.3%	12/31/2024	$1.12	0	$0	1.00%	13.6%	12/31/2024	$1.13	0	$0	0.75%	13.8%
12/31/2023	0.98	2	2	1.25%	19.1%	12/31/2023	0.99	0	0	1.00%	19.4%	12/31/2023	0.99	0	0	0.75%	19.7%
12/31/2022	0.82	0	0	1.25%	-18.7%	12/31/2022	0.83	0	0	1.00%	-18.5%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	14.1%	12/31/2024	$1.15	0	$0	0.25%	14.4%	12/31/2024	$1.16	0	$0	0.00%	14.7%
12/31/2023	1.00	0	0	0.50%	20.0%	12/31/2023	1.00	0	0	0.25%	20.3%	12/31/2023	1.01	0	0	0.00%	20.6%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,469,964	$7,620,401	597,986
Receivables: investments sold	15,465
Payables: investments purchased	-
Net assets	$8,485,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,437,946	7,180,455	$1.18
Band 100	-	-	1.19
Band 75	47,483	39,697	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$8,485,429	7,220,152

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$173,956
Mortality & expense charges			(78,800)
Net investment income (loss)			95,156

Gain (loss) on investments:
Net realized gain (loss)			240,605
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			435,970
Net gain (loss)			676,575

Increase (decrease) in net assets from operations			$771,731

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$95,156	$63,071
Net realized gain (loss)		240,605	4,799
Realized gain distributions		-	3,094
Net change in unrealized appreciation (depreciation)		435,970	494,708

Increase (decrease) in net assets from operations		771,731	565,672

Contract owner transactions:
Proceeds from units sold		5,641,161	3,828,611
Cost of units redeemed		(3,042,751)	(687,738)
Account charges		(43,661)	(19,331)
Increase (decrease)		2,554,749	3,121,542
Net increase (decrease)		3,326,480	3,687,214
Net assets, beginning		5,158,949	1,471,735
Net assets, ending		$8,485,429	$5,158,949

Units sold		5,035,374	4,084,902
Units redeemed		(2,819,175)	(790,345)
Net increase (decrease)		2,216,199	3,294,557
Units outstanding, beginning		5,003,953	1,709,396
Units outstanding, ending		7,220,152	5,003,953

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,329,447
Cost of units redeemed/account charges			(4,116,501)
Net investment income (loss)			180,796
Net realized gain (loss)			236,612
Realized gain distributions			5,512
Net change in unrealized appreciation (depreciation)			849,563
Net assets			$8,485,429

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	7,180	$8,438	1.25%	14.3%	12/31/2024	$1.19	0	$0	1.00%	14.6%	12/31/2024	$1.20	40	$47	0.75%	14.9%
12/31/2023	1.03	4,532	4,659	1.25%	19.7%	12/31/2023	1.03	0	0	1.00%	20.0%	12/31/2023	1.04	25	26	0.75%	20.3%
12/31/2022	0.86	1,506	1,293	1.25%	-18.6%	12/31/2022	0.86	0	0	1.00%	-18.4%	12/31/2022	0.87	12	11	0.75%	-18.2%
12/31/2021	1.06	164	173	1.25%	5.6%	12/31/2021	1.06	0	0	1.00%	5.7%	12/31/2021	1.06	2	2	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	15.2%	12/31/2024	$1.22	0	$0	0.25%	15.5%	12/31/2024	$1.23	0	$0	0.00%	15.8%
12/31/2023	1.05	0	0	0.50%	20.6%	12/31/2023	1.05	0	0	0.25%	20.9%	12/31/2023	1.06	446	474	0.00%	21.2%
12/31/2022	0.87	0	0	0.50%	-18.0%	12/31/2022	0.87	0	0	0.25%	-17.8%	12/31/2022	0.88	191	168	0.00%	-17.6%
12/31/2021	1.06	0	0	0.50%	6.0%	12/31/2021	1.06	0	0	0.25%	6.1%	12/31/2021	1.06	20	22	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.9%
2022	3.1%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,223,195	$2,914,446	229,888
Receivables: investments sold	-
Payables: investments purchased	(2,451)
Net assets	$3,220,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,220,744	2,773,945	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$3,220,744	2,773,945

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$59,672
Mortality & expense charges			(29,235)
Net investment income (loss)			30,437

Gain (loss) on investments:
Net realized gain (loss)			76,272
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			152,737
Net gain (loss)			229,009

Increase (decrease) in net assets from operations			$259,446

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,437	$19,674
Net realized gain (loss)		76,272	913
Realized gain distributions		-	1,204
Net change in unrealized appreciation (depreciation)		152,737	201,212

Increase (decrease) in net assets from operations		259,446	223,003

Contract owner transactions:
Proceeds from units sold		1,861,108	1,341,926
Cost of units redeemed		(838,553)	(213,615)
Account charges		(11,943)	(6,657)
Increase (decrease)		1,010,612	1,121,654
Net increase (decrease)		1,270,058	1,344,657
Net assets, beginning		1,950,686	606,029
Net assets, ending		$3,220,744	$1,950,686

Units sold		1,655,575	1,446,037
Units redeemed		(797,555)	(240,750)
Net increase (decrease)		858,020	1,205,287
Units outstanding, beginning		1,915,925	710,638
Units outstanding, ending		2,773,945	1,915,925

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,941,045
Cost of units redeemed/account charges			(1,157,428)
Net investment income (loss)			57,877
Net realized gain (loss)			68,296
Realized gain distributions			2,205
Net change in unrealized appreciation (depreciation)			308,749
Net assets			$3,220,744

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	2,774	$3,221	1.25%	14.0%	12/31/2024	$1.17	0	$0	1.00%	14.3%	12/31/2024	$1.18	0	$0	0.75%	14.6%
12/31/2023	1.02	1,916	1,951	1.25%	19.4%	12/31/2023	1.02	0	0	1.00%	19.7%	12/31/2023	1.03	0	0	0.75%	20.0%
12/31/2022	0.85	699	596	1.25%	-18.9%	12/31/2022	0.86	0	0	1.00%	-18.7%	12/31/2022	0.86	0	0	0.75%	-18.5%
12/31/2021	1.05	128	134	1.25%	5.1%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	14.9%	12/31/2024	$1.20	0	$0	0.25%	15.2%	12/31/2024	$1.21	0	$0	0.00%	15.5%
12/31/2023	1.04	0	0	0.50%	20.3%	12/31/2023	1.04	0	0	0.25%	20.6%	12/31/2023	1.05	0	0	0.00%	20.9%
12/31/2022	0.86	0	0	0.50%	-18.3%	12/31/2022	0.87	0	0	0.25%	-18.1%	12/31/2022	0.87	11	10	0.00%	-17.9%
12/31/2021	1.06	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.7%	12/31/2021	1.06	2	2	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%
2023	2.7%
2022	2.6%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Retirement Class - 06-434

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$971,638	$1,030,681	103,097
Receivables: investments sold	6,760
Payables: investments purchased	-
Net assets	$978,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$978,398	901,827	$1.08
Band 100	-	-	1.13
Band 75	-	-	1.17
Band 50	-	-	1.21
Band 25	-	-	1.26
Band 0	-	-	1.30
Total	$978,398	901,827

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$31,368
Mortality & expense charges			(12,559)
Net investment income (loss)			18,809

Gain (loss) on investments:
Net realized gain (loss)			(33,325)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,922
Net gain (loss)			(27,403)

Increase (decrease) in net assets from operations			$(8,594)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,809	$16,769
Net realized gain (loss)		(33,325)	(59,279)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,922	90,662

Increase (decrease) in net assets from operations		(8,594)	48,152

Contract owner transactions:
Proceeds from units sold		158,241	457,874
Cost of units redeemed		(348,369)	(449,748)
Account charges		(468)	(953)
Increase (decrease)		(190,596)	7,173
Net increase (decrease)		(199,190)	55,325
Net assets, beginning		1,177,588	1,122,263
Net assets, ending		$978,398	$1,177,588

Units sold		146,321	438,375
Units redeemed		(327,834)	(424,584)
Net increase (decrease)		(181,513)	13,791
Units outstanding, beginning		1,083,340	1,069,549
Units outstanding, ending		901,827	1,083,340

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$26,940,438
Cost of units redeemed/account charges			(25,928,680)
Net investment income (loss)			283,355
Net realized gain (loss)			(314,931)
Realized gain distributions			57,259
Net change in unrealized appreciation (depreciation)			(59,043)
Net assets			$978,398

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	902	$978	1.25%	-0.2%	12/31/2024	$1.13	0	$0	1.00%	0.1%	12/31/2024	$1.17	0	$0	0.75%	0.3%
12/31/2023	1.09	1,083	1,178	1.25%	4.2%	12/31/2023	1.12	0	0	1.00%	4.4%	12/31/2023	1.16	0	0	0.75%	4.7%
12/31/2022	1.04	1,034	1,079	1.25%	-14.6%	12/31/2022	1.08	0	0	1.00%	-14.4%	12/31/2022	1.11	0	0	0.75%	-14.2%
12/31/2021	1.22	1,403	1,715	1.25%	-3.3%	12/31/2021	1.26	0	0	1.00%	-3.0%	12/31/2021	1.29	0	0	0.75%	-2.8%
12/31/2020	1.26	4,224	5,336	1.25%	6.0%	12/31/2020	1.30	0	0	1.00%	6.3%	12/31/2020	1.33	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	0.6%	12/31/2024	$1.26	0	$0	0.25%	0.8%	12/31/2024	$1.30	0	$0	0.00%	1.1%
12/31/2023	1.20	0	0	0.50%	5.0%	12/31/2023	1.25	0	0	0.25%	5.2%	12/31/2023	1.29	0	0	0.00%	5.5%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.18	0	0	0.25%	-13.8%	12/31/2022	1.22	36	43	0.00%	-13.5%
12/31/2021	1.33	0	0	0.50%	-2.5%	12/31/2021	1.37	0	0	0.25%	-2.3%	12/31/2021	1.41	68	96	0.00%	-2.1%
12/31/2020	1.37	0	0	0.50%	6.8%	12/31/2020	1.40	0	0	0.25%	7.1%	12/31/2020	1.44	65	93	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.7%
2022	2.1%
2021	2.1%
2020	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$541,061	$558,402	49,767
Receivables: investments sold	-
Payables: investments purchased	(7,549)
Net assets	$533,512

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$533,512	415,092	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.48
Total	$533,512	415,092

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$14,189
Mortality & expense charges			(7,305)
Net investment income (loss)			6,884

Gain (loss) on investments:
Net realized gain (loss)			(12,529)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,701
Net gain (loss)			24,172

Increase (decrease) in net assets from operations			$31,056

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,884	$9,990
Net realized gain (loss)		(12,529)	(23,550)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,701	61,795

Increase (decrease) in net assets from operations		31,056	48,235

Contract owner transactions:
Proceeds from units sold		118,328	150,275
Cost of units redeemed		(276,669)	(182,502)
Account charges		(1,087)	(1,752)
Increase (decrease)		(159,428)	(33,979)
Net increase (decrease)		(128,372)	14,256
Net assets, beginning		661,884	647,628
Net assets, ending		$533,512	$661,884

Units sold		93,104	129,015
Units redeemed		(219,627)	(157,407)
Net increase (decrease)		(126,523)	(28,392)
Units outstanding, beginning		541,615	570,007
Units outstanding, ending		415,092	541,615

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,191,312
Cost of units redeemed/account charges			(6,879,860)
Net investment income (loss)			97,179
Net realized gain (loss)			142,222
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,341)
Net assets			$533,512

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	415	$534	1.25%	5.2%	12/31/2024	$1.32	0	$0	1.00%	5.4%	12/31/2024	$1.36	0	$0	0.75%	5.7%
12/31/2023	1.22	542	662	1.25%	7.6%	12/31/2023	1.25	0	0	1.00%	7.8%	12/31/2023	1.29	0	0	0.75%	8.1%
12/31/2022	1.14	570	648	1.25%	-21.4%	12/31/2022	1.16	0	0	1.00%	-21.2%	12/31/2022	1.19	0	0	0.75%	-21.0%
12/31/2021	1.45	759	1,097	1.25%	-4.5%	12/31/2021	1.48	0	0	1.00%	-4.3%	12/31/2021	1.51	0	0	0.75%	-4.0%
12/31/2020	1.51	822	1,244	1.25%	16.0%	12/31/2020	1.54	0	0	1.00%	16.3%	12/31/2020	1.57	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	6.0%	12/31/2024	$1.44	0	$0	0.25%	6.2%	12/31/2024	$1.48	0	$0	0.00%	6.5%
12/31/2023	1.32	0	0	0.50%	8.4%	12/31/2023	1.36	0	0	0.25%	8.6%	12/31/2023	1.39	0	0	0.00%	8.9%
12/31/2022	1.22	0	0	0.50%	-20.8%	12/31/2022	1.25	0	0	0.25%	-20.6%	12/31/2022	1.28	0	0	0.00%	-20.4%
12/31/2021	1.54	0	0	0.50%	-3.8%	12/31/2021	1.57	0	0	0.25%	-3.6%	12/31/2021	1.61	0	0	0.00%	-3.3%
12/31/2020	1.60	0	0	0.50%	16.8%	12/31/2020	1.63	0	0	0.25%	17.1%	12/31/2020	1.66	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.4%
2023	2.8%
2022	1.6%
2021	2.1%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Instl Class - 06-6H3 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	1.25%	-0.5%	12/31/2024	$1.21	0	$0	1.00%	-0.3%	12/31/2024	$1.21	0	$0	0.75%	0.0%
12/31/2023	1.21	0	0	1.25%	14.0%	12/31/2023	1.21	0	0	1.00%	14.3%	12/31/2023	1.22	0	0	0.75%	14.6%
12/31/2022	1.06	0	0	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	6.0%	12/31/2022	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	0.2%	12/31/2024	$1.23	0	$0	0.25%	0.5%	12/31/2024	$1.24	0	$0	0.00%	0.7%
12/31/2023	1.22	0	0	0.50%	14.8%	12/31/2023	1.22	0	0	0.25%	15.1%	12/31/2023	1.23	0	0	0.00%	15.4%
12/31/2022	1.06	0	0	0.50%	6.2%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Retl Adv Class - 06-6J9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(91)
Net investment income (loss)			(91)

Gain (loss) on investments:
Net realized gain (loss)			5,492
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,850)
Net gain (loss)			(358)

Increase (decrease) in net assets from operations			$(449)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(91)	$(98)
Net realized gain (loss)		5,492	41
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5,850)	4,855

Increase (decrease) in net assets from operations		(449)	4,798

Contract owner transactions:
Proceeds from units sold		1,044	4,498
Cost of units redeemed		(43,054)	-
Account charges		-	-
Increase (decrease)		(42,010)	4,498
Net increase (decrease)		(42,459)	9,296
Net assets, beginning		42,460	33,164
Net assets, ending		$1	$42,460

Units sold		952	3,970
Units redeemed		(36,247)	-
Net increase (decrease)		(35,295)	3,970
Units outstanding, beginning		35,296	31,326
Units outstanding, ending		1	35,296

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$37,781
Cost of units redeemed/account charges			(43,054)
Net investment income (loss)			(261)
Net realized gain (loss)			5,535
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	1.25%	-0.8%	12/31/2024	$1.20	0	$0	1.00%	-0.6%	12/31/2024	$1.21	0	$0	0.75%	-0.3%
12/31/2023	1.20	35	42	1.25%	13.6%	12/31/2023	1.21	0	0	1.00%	13.9%	12/31/2023	1.21	0	0	0.75%	14.2%
12/31/2022	1.06	31	33	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	5.9%	12/31/2022	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	0.50%	-0.1%	12/31/2024	$1.22	0	$0	0.25%	0.2%	12/31/2024	$1.23	0	$0	0.00%	0.4%
12/31/2023	1.21	0	0	0.50%	14.5%	12/31/2023	1.22	0	0	0.25%	14.8%	12/31/2023	1.22	0	0	0.00%	15.1%
12/31/2022	1.06	0	0	0.50%	6.1%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	1.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Strategic Growth Fund A Class - 06-341

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,594	$57,186	6,669
Receivables: investments sold	-
Payables: investments purchased	(34)
Net assets	$63,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,560	51,735	$1.23
Band 100	-	-	1.28
Band 75	-	-	1.34
Band 50	-	-	1.40
Band 25	-	-	1.46
Band 0	-	-	1.52
Total	$63,560	51,735

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,251
Mortality & expense charges			(786)
Net investment income (loss)			465

Gain (loss) on investments:
Net realized gain (loss)			385
Realized gain distributions			800
Net change in unrealized appreciation (depreciation)			1,178
Net gain (loss)			2,363

Increase (decrease) in net assets from operations			$2,828

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$465	$57
Net realized gain (loss)		385	438
Realized gain distributions		800	141
Net change in unrealized appreciation (depreciation)		1,178	2,954

Increase (decrease) in net assets from operations		2,828	3,590

Contract owner transactions:
Proceeds from units sold		3,038	5,477
Cost of units redeemed		(3,260)	(7,007)
Account charges		(8)	(24)
Increase (decrease)		(230)	(1,554)
Net increase (decrease)		2,598	2,036
Net assets, beginning		60,962	58,926
Net assets, ending		$63,560	$60,962

Units sold		2,513	4,854
Units redeemed		(2,732)	(6,294)
Net increase (decrease)		(219)	(1,440)
Units outstanding, beginning		51,954	53,394
Units outstanding, ending		51,735	51,954

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$326,784
Cost of units redeemed/account charges			(322,825)
Net investment income (loss)			(13,922)
Net realized gain (loss)			51,654
Realized gain distributions			15,461
Net change in unrealized appreciation (depreciation)			6,408
Net assets			$63,560

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.23	52	$64	1.25%	4.7%	12/31/2024	$1.28	0	$0	1.00%	5.0%	12/31/2024	$1.34	0	$0	0.75%	5.2%
12/31/2023	1.17	52	61	1.25%	6.3%	12/31/2023	1.22	0	0	1.00%	6.6%	12/31/2023	1.27	0	0	0.75%	6.9%
12/31/2022	1.10	53	59	1.25%	-14.8%	12/31/2022	1.15	0	0	1.00%	-14.6%	12/31/2022	1.19	0	0	0.75%	-14.4%
12/31/2021	1.30	56	72	1.25%	10.3%	12/31/2021	1.34	0	0	1.00%	10.6%	12/31/2021	1.39	0	0	0.75%	10.9%
12/31/2020	1.17	54	64	1.25%	6.8%	12/31/2020	1.21	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.40	0	$0	0.50%	5.5%	12/31/2024	$1.46	0	$0	0.25%	5.8%	12/31/2024	$1.52	0	$0	0.00%	6.0%
12/31/2023	1.32	0	0	0.50%	7.1%	12/31/2023	1.38	0	0	0.25%	7.4%	12/31/2023	1.44	0	0	0.00%	7.7%
12/31/2022	1.24	0	0	0.50%	-14.2%	12/31/2022	1.28	0	0	0.25%	-14.0%	12/31/2022	1.33	0	0	0.00%	-13.7%
12/31/2021	1.44	0	0	0.50%	11.1%	12/31/2021	1.49	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.30	0	0	0.50%	7.6%	12/31/2020	1.34	0	0	0.25%	7.8%	12/31/2020	1.38	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.3%
2022	0.5%
2021	0.2%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Conservative Growth Fund A Class - 06-339

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,459	$81,637	7,856
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$79,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,428	65,623	$1.21
Band 100	-	-	1.26
Band 75	-	-	1.32
Band 50	-	-	1.38
Band 25	-	-	1.44
Band 0	-	-	1.50
Total	$79,428	65,623

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,913
Mortality & expense charges			(1,355)
Net investment income (loss)			558

Gain (loss) on investments:
Net realized gain (loss)			(1,930)
Realized gain distributions			737
Net change in unrealized appreciation (depreciation)			3,458
Net gain (loss)			2,265

Increase (decrease) in net assets from operations			$2,823

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$558	$428
Net realized gain (loss)		(1,930)	(342)
Realized gain distributions		737	215
Net change in unrealized appreciation (depreciation)		3,458	6,898

Increase (decrease) in net assets from operations		2,823	7,199

Contract owner transactions:
Proceeds from units sold		4,666	7,824
Cost of units redeemed		(72,270)	(3,657)
Account charges		(47)	(23)
Increase (decrease)		(67,651)	4,144
Net increase (decrease)		(64,828)	11,343
Net assets, beginning		144,256	132,913
Net assets, ending		$79,428	$144,256

Units sold		3,918	6,933
Units redeemed		(61,057)	(3,244)
Net increase (decrease)		(57,139)	3,689
Units outstanding, beginning		122,762	119,073
Units outstanding, ending		65,623	122,762

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$623,235
Cost of units redeemed/account charges			(593,194)
Net investment income (loss)			(19,168)
Net realized gain (loss)			21,874
Realized gain distributions			48,859
Net change in unrealized appreciation (depreciation)			(2,178)
Net assets			$79,428

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	66	$79	1.25%	3.0%	12/31/2024	$1.26	0	$0	1.00%	3.3%	12/31/2024	$1.32	0	$0	0.75%	3.5%
12/31/2023	1.18	123	144	1.25%	5.3%	12/31/2023	1.22	0	0	1.00%	5.5%	12/31/2023	1.27	0	0	0.75%	5.8%
12/31/2022	1.12	119	133	1.25%	-14.0%	12/31/2022	1.16	0	0	1.00%	-13.8%	12/31/2022	1.20	0	0	0.75%	-13.6%
12/31/2021	1.30	196	255	1.25%	6.3%	12/31/2021	1.34	0	0	1.00%	6.6%	12/31/2021	1.39	0	0	0.75%	6.8%
12/31/2020	1.22	185	226	1.25%	6.4%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.30	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	3.8%	12/31/2024	$1.44	0	$0	0.25%	4.0%	12/31/2024	$1.50	0	$0	0.00%	4.3%
12/31/2023	1.33	0	0	0.50%	6.1%	12/31/2023	1.38	0	0	0.25%	6.3%	12/31/2023	1.44	0	0	0.00%	6.6%
12/31/2022	1.25	0	0	0.50%	-13.3%	12/31/2022	1.30	0	0	0.25%	-13.1%	12/31/2022	1.35	0	0	0.00%	-12.9%
12/31/2021	1.44	0	0	0.50%	7.1%	12/31/2021	1.49	0	0	0.25%	7.4%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.39	0	0	0.25%	7.4%	12/31/2020	1.44	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.5%
2022	0.3%
2021	0.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap R6 Retirement Class - 06-6PW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	2
Receivables: investments sold	120
Payables: investments purchased	-
Net assets	$120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120	102	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.19
Total	$120	102

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		120	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		120	-
Net increase (decrease)		120	-
Net assets, beginning		-	-
Net assets, ending		$120	$-

Units sold		102	-
Units redeemed		-	-
Net increase (decrease)		102	-
Units outstanding, beginning		-	-
Units outstanding, ending		102	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$120
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	1.25%	7.2%	12/31/2024	$1.18	0	$0	1.00%	7.5%	12/31/2024	$1.18	0	$0	0.75%	7.8%
12/31/2023	1.09	0	0	1.25%	9.4%	12/31/2023	1.09	0	0	1.00%	9.5%	12/31/2023	1.10	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	0	$0	0.50%	8.0%	12/31/2024	$1.19	0	$0	0.25%	8.3%	12/31/2024	$1.19	0	$0	0.00%	8.6%
12/31/2023	1.10	0	0	0.50%	9.7%	12/31/2023	1.10	0	0	0.25%	9.8%	12/31/2023	1.10	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Sustainability and Impact Equity Fund A Class - 06-701

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,201	$81,505	3,578
Receivables: investments sold	-
Payables: investments purchased	(348)
Net assets	$87,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,744	28,277	$2.43
Band 100	19,109	7,622	2.51
Band 75	-	-	2.59
Band 50	-	-	2.67
Band 25	-	-	2.75
Band 0	-	-	2.84
Total	$87,853	35,899

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,325
Mortality & expense charges			(1,007)
Net investment income (loss)			318

Gain (loss) on investments:
Net realized gain (loss)			251
Realized gain distributions			1,692
Net change in unrealized appreciation (depreciation)			3,270
Net gain (loss)			5,213

Increase (decrease) in net assets from operations			$5,531

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$318	$465
Net realized gain (loss)		251	(364)
Realized gain distributions		1,692	-
Net change in unrealized appreciation (depreciation)		3,270	9,160

Increase (decrease) in net assets from operations		5,531	9,261

Contract owner transactions:
Proceeds from units sold		15,659	29,329
Cost of units redeemed		(1,985)	(3,136)
Account charges		(21)	(10)
Increase (decrease)		13,653	26,183
Net increase (decrease)		19,184	35,444
Net assets, beginning		68,669	33,225
Net assets, ending		$87,853	$68,669

Units sold		6,550	14,034
Units redeemed		(817)	(1,591)
Net increase (decrease)		5,733	12,443
Units outstanding, beginning		30,166	17,723
Units outstanding, ending		35,899	30,166

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$187,301
Cost of units redeemed/account charges			(128,753)
Net investment income (loss)			(999)
Net realized gain (loss)			(22,604)
Realized gain distributions			46,212
Net change in unrealized appreciation (depreciation)			6,696
Net assets			$87,853

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.43	28	$69	1.25%	7.6%	12/31/2024	$2.51	8	$19	1.00%	7.8%	12/31/2024	$2.59	0	$0	0.75%	8.1%
12/31/2023	2.26	23	51	1.25%	21.9%	12/31/2023	2.32	8	18	1.00%	22.2%	12/31/2023	2.39	0	0	0.75%	22.5%
12/31/2022	1.85	10	19	1.25%	-18.1%	12/31/2022	1.90	8	15	1.00%	-17.9%	12/31/2022	1.95	0	0	0.75%	-17.7%
12/31/2021	2.26	10	23	1.25%	10.6%	12/31/2021	2.32	8	18	1.00%	10.9%	12/31/2021	2.37	0	0	0.75%	11.1%
12/31/2020	2.05	10	21	1.25%	13.0%	12/31/2020	2.09	8	16	1.00%	13.3%	12/31/2020	2.13	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.67	0	$0	0.50%	8.4%	12/31/2024	$2.75	0	$0	0.25%	8.7%	12/31/2024	$2.84	0	$0	0.00%	8.9%
12/31/2023	2.46	0	0	0.50%	22.8%	12/31/2023	2.53	0	0	0.25%	23.1%	12/31/2023	2.60	0	0	0.00%	23.4%
12/31/2022	2.00	0	0	0.50%	-17.5%	12/31/2022	2.06	0	0	0.25%	-17.3%	12/31/2022	2.11	0	0	0.00%	-17.1%
12/31/2021	2.43	0	0	0.50%	11.4%	12/31/2021	2.48	0	0	0.25%	11.7%	12/31/2021	2.54	0	0	0.00%	12.0%
12/31/2020	2.18	0	0	0.50%	13.9%	12/31/2020	2.22	0	0	0.25%	14.2%	12/31/2020	2.27	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	1.9%
2022	1.2%
2021	1.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Value Fund A Class - 06-702

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,651	$26,222	2,590
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$30,649

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,113	9,581	$3.04
Band 100	1,536	490	3.13
Band 75	-	-	3.23
Band 50	-	-	3.33
Band 25	-	-	3.44
Band 0	-	-	3.54
Total	$30,649	10,071

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$347
Mortality & expense charges			(361)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			62
Realized gain distributions			2,073
Net change in unrealized appreciation (depreciation)			2,133
Net gain (loss)			4,268

Increase (decrease) in net assets from operations			$4,254

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$43
Net realized gain (loss)		62	8
Realized gain distributions		2,073	211
Net change in unrealized appreciation (depreciation)		2,133	2,014

Increase (decrease) in net assets from operations		4,254	2,276

Contract owner transactions:
Proceeds from units sold		1	1
Cost of units redeemed		-	-
Account charges		(5)	(6)
Increase (decrease)		(4)	(5)
Net increase (decrease)		4,250	2,271
Net assets, beginning		26,399	24,128
Net assets, ending		$30,649	$26,399

Units sold		-	-
Units redeemed		(1)	(3)
Net increase (decrease)		(1)	(3)
Units outstanding, beginning		10,072	10,075
Units outstanding, ending		10,071	10,072

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,982,948
Cost of units redeemed/account charges			(2,341,104)
Net investment income (loss)			20,601
Net realized gain (loss)			183,288
Realized gain distributions			180,487
Net change in unrealized appreciation (depreciation)			4,429
Net assets			$30,649

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.04	10	$29	1.25%	16.1%	12/31/2024	$3.13	0	$2	1.00%	16.4%	12/31/2024	$3.23	0	$0	0.75%	16.7%
12/31/2023	2.62	10	25	1.25%	9.4%	12/31/2023	2.69	0	1	1.00%	9.7%	12/31/2023	2.77	0	0	0.75%	10.0%
12/31/2022	2.39	10	23	1.25%	-4.2%	12/31/2022	2.45	0	1	1.00%	-3.9%	12/31/2022	2.52	0	0	0.75%	-3.7%
12/31/2021	2.50	15	38	1.25%	23.0%	12/31/2021	2.55	0	1	1.00%	23.4%	12/31/2021	2.61	0	0	0.75%	23.7%
12/31/2020	2.03	16	32	1.25%	1.8%	12/31/2020	2.07	0	1	1.00%	2.1%	12/31/2020	2.11	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.33	0	$0	0.50%	17.0%	12/31/2024	$3.44	0	$0	0.25%	17.3%	12/31/2024	$3.54	0	$0	0.00%	17.6%
12/31/2023	2.85	0	0	0.50%	10.2%	12/31/2023	2.93	0	0	0.25%	10.5%	12/31/2023	3.01	0	0	0.00%	10.8%
12/31/2022	2.58	0	0	0.50%	-3.4%	12/31/2022	2.65	0	0	0.25%	-3.2%	12/31/2022	2.72	0	0	0.00%	-3.0%
12/31/2021	2.68	0	0	0.50%	24.0%	12/31/2021	2.74	0	0	0.25%	24.3%	12/31/2021	2.80	0	0	0.00%	24.6%
12/31/2020	2.16	0	0	0.50%	2.6%	12/31/2020	2.20	0	0	0.25%	2.8%	12/31/2020	2.25	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	1.0%
2021	0.9%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Y Class - 06-624

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,737	$73,457	1,466
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$108,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,740	26,483	$4.11
Band 100	-	-	4.24
Band 75	-	-	4.38
Band 50	-	-	4.52
Band 25	-	-	4.66
Band 0	-	-	4.81
Total	$108,740	26,483

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$640
Mortality & expense charges			(1,249)
Net investment income (loss)			(609)

Gain (loss) on investments:
Net realized gain (loss)			334
Realized gain distributions			537
Net change in unrealized appreciation (depreciation)			15,461
Net gain (loss)			16,332

Increase (decrease) in net assets from operations			$15,723

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(609)	$(669)
Net realized gain (loss)		334	868
Realized gain distributions		537	726
Net change in unrealized appreciation (depreciation)		15,461	15,850

Increase (decrease) in net assets from operations		15,723	16,775

Contract owner transactions:
Proceeds from units sold		4,822	4,558
Cost of units redeemed		(101)	(4,399)
Account charges		-	-
Increase (decrease)		4,721	159
Net increase (decrease)		20,444	16,934
Net assets, beginning		88,296	71,362
Net assets, ending		$108,740	$88,296

Units sold		1,256	1,421
Units redeemed		(25)	(1,385)
Net increase (decrease)		1,231	36
Units outstanding, beginning		25,252	25,216
Units outstanding, ending		26,483	25,252

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,286,248
Cost of units redeemed/account charges			(1,284,156)
Net investment income (loss)			(2,099)
Net realized gain (loss)			29,307
Realized gain distributions			44,160
Net change in unrealized appreciation (depreciation)			35,280
Net assets			$108,740

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.11	26	$109	1.25%	17.4%	12/31/2024	$4.24	0	$0	1.00%	17.7%	12/31/2024	$4.38	0	$0	0.75%	18.0%
12/31/2023	3.50	25	88	1.25%	23.6%	12/31/2023	3.60	0	0	1.00%	23.9%	12/31/2023	3.71	0	0	0.75%	24.2%
12/31/2022	2.83	25	71	1.25%	-19.2%	12/31/2022	2.91	0	0	1.00%	-19.0%	12/31/2022	2.99	0	0	0.75%	-18.8%
12/31/2021	3.50	34	119	1.25%	25.2%	12/31/2021	3.59	0	0	1.00%	25.6%	12/31/2021	3.68	0	0	0.75%	25.9%
12/31/2020	2.80	32	90	1.25%	23.1%	12/31/2020	2.86	0	0	1.00%	23.4%	12/31/2020	2.92	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.52	0	$0	0.50%	18.3%	12/31/2024	$4.66	0	$0	0.25%	18.6%	12/31/2024	$4.81	0	$0	0.00%	18.9%
12/31/2023	3.82	0	0	0.50%	24.5%	12/31/2023	3.93	0	0	0.25%	24.8%	12/31/2023	4.05	0	0	0.00%	25.1%
12/31/2022	3.07	0	0	0.50%	-18.6%	12/31/2022	3.15	0	0	0.25%	-18.4%	12/31/2022	3.24	0	0	0.00%	-18.2%
12/31/2021	3.77	0	0	0.50%	26.2%	12/31/2021	3.86	0	0	0.25%	26.5%	12/31/2021	3.95	0	0	0.00%	26.8%
12/31/2020	2.98	0	0	0.50%	24.1%	12/31/2020	3.05	0	0	0.25%	24.4%	12/31/2020	3.12	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.4%
2022	0.1%
2021	0.2%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.09
Band 100	-	-	2.13
Band 75	-	-	2.17
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	-	-	2.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.09	0	$0	1.25%	17.4%	12/31/2024	$2.13	0	$0	1.00%	17.7%	12/31/2024	$2.17	0	$0	0.75%	18.0%
12/31/2023	1.78	0	0	1.25%	23.6%	12/31/2023	1.81	0	0	1.00%	23.9%	12/31/2023	1.84	0	0	0.75%	24.2%
12/31/2022	1.44	0	0	1.25%	-19.1%	12/31/2022	1.46	0	0	1.00%	-18.9%	12/31/2022	1.48	0	0	0.75%	-18.7%
12/31/2021	1.78	0	0	1.25%	25.3%	12/31/2021	1.80	0	0	1.00%	25.6%	12/31/2021	1.82	0	0	0.75%	25.9%
12/31/2020	1.42	0	0	1.25%	23.2%	12/31/2020	1.43	0	0	1.00%	23.5%	12/31/2020	1.45	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.21	0	$0	0.50%	18.3%	12/31/2024	$2.25	0	$0	0.25%	18.6%	12/31/2024	$2.29	0	$0	0.00%	18.9%
12/31/2023	1.87	0	0	0.50%	24.6%	12/31/2023	1.89	0	0	0.25%	24.9%	12/31/2023	1.92	0	0	0.00%	25.2%
12/31/2022	1.50	0	0	0.50%	-18.5%	12/31/2022	1.52	0	0	0.25%	-18.3%	12/31/2022	1.54	0	0	0.00%	-18.1%
12/31/2021	1.84	0	0	0.50%	26.2%	12/31/2021	1.86	0	0	0.25%	26.5%	12/31/2021	1.88	0	0	0.00%	26.9%
12/31/2020	1.46	0	0	0.50%	24.1%	12/31/2020	1.47	0	0	0.25%	24.4%	12/31/2020	1.48	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.99
Band 100	-	-	2.03
Band 75	-	-	2.06
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.99	0	$0	1.25%	14.5%	12/31/2024	$2.03	0	$0	1.00%	14.8%	12/31/2024	$2.06	0	$0	0.75%	15.1%
12/31/2023	1.74	0	0	1.25%	22.7%	12/31/2023	1.77	0	0	1.00%	23.0%	12/31/2023	1.79	0	0	0.75%	23.3%
12/31/2022	1.42	0	0	1.25%	-27.1%	12/31/2022	1.44	0	0	1.00%	-26.9%	12/31/2022	1.45	0	0	0.75%	-26.7%
12/31/2021	1.94	0	0	1.25%	14.4%	12/31/2021	1.96	0	0	1.00%	14.7%	12/31/2021	1.98	0	0	0.75%	15.0%
12/31/2020	1.70	0	0	1.25%	25.4%	12/31/2020	1.71	0	0	1.00%	25.7%	12/31/2020	1.73	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.10	0	$0	0.50%	15.4%	12/31/2024	$2.14	0	$0	0.25%	15.7%	12/31/2024	$2.17	0	$0	0.00%	15.9%
12/31/2023	1.82	0	0	0.50%	23.6%	12/31/2023	1.85	0	0	0.25%	23.9%	12/31/2023	1.88	0	0	0.00%	24.2%
12/31/2022	1.47	0	0	0.50%	-26.5%	12/31/2022	1.49	0	0	0.25%	-26.3%	12/31/2022	1.51	0	0	0.00%	-26.2%
12/31/2021	2.00	0	0	0.50%	15.3%	12/31/2021	2.02	0	0	0.25%	15.6%	12/31/2021	2.05	0	0	0.00%	15.9%
12/31/2020	1.74	0	0	0.50%	26.4%	12/31/2020	1.75	0	0	0.25%	26.7%	12/31/2020	1.77	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,254	$4,498	126
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$5,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,254	2,577	$2.04
Band 100	-	-	2.08
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$5,254	2,577

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(61)
Net investment income (loss)			(61)

Gain (loss) on investments:
Net realized gain (loss)			7
Realized gain distributions			139
Net change in unrealized appreciation (depreciation)			597
Net gain (loss)			743

Increase (decrease) in net assets from operations			$682

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(61)	$(50)
Net realized gain (loss)		7	(4)
Realized gain distributions		139	-
Net change in unrealized appreciation (depreciation)		597	917

Increase (decrease) in net assets from operations		682	863

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1)
Account charges		(2)	(6)
Increase (decrease)		(2)	(7)
Net increase (decrease)		680	856
Net assets, beginning		4,574	3,718
Net assets, ending		$5,254	$4,574

Units sold		1	1
Units redeemed		(1)	(4)
Net increase (decrease)		-	(3)
Units outstanding, beginning		2,577	2,580
Units outstanding, ending		2,577	2,577

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,165
Cost of units redeemed/account charges			(531)
Net investment income (loss)			(242)
Net realized gain (loss)			(49)
Realized gain distributions			1,155
Net change in unrealized appreciation (depreciation)			756
Net assets			$5,254

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.04	3	$5	1.25%	14.9%	12/31/2024	$2.08	0	$0	1.00%	15.2%	12/31/2024	$2.11	0	$0	0.75%	15.4%
12/31/2023	1.78	3	5	1.25%	23.2%	12/31/2023	1.80	0	0	1.00%	23.5%	12/31/2023	1.83	0	0	0.75%	23.8%
12/31/2022	1.44	3	4	1.25%	-26.8%	12/31/2022	1.46	0	0	1.00%	-26.6%	12/31/2022	1.48	0	0	0.75%	-26.4%
12/31/2021	1.97	2	5	1.25%	14.8%	12/31/2021	1.99	0	0	1.00%	15.1%	12/31/2021	2.01	0	0	0.75%	15.4%
12/31/2020	1.71	2	3	1.25%	25.8%	12/31/2020	1.73	0	0	1.00%	26.2%	12/31/2020	1.74	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	15.7%	12/31/2024	$2.19	0	$0	0.25%	16.0%	12/31/2024	$2.23	0	$0	0.00%	16.3%
12/31/2023	1.86	0	0	0.50%	24.1%	12/31/2023	1.89	0	0	0.25%	24.4%	12/31/2023	1.91	0	0	0.00%	24.7%
12/31/2022	1.50	0	0	0.50%	-26.3%	12/31/2022	1.52	0	0	0.25%	-26.1%	12/31/2022	1.53	0	0	0.00%	-25.9%
12/31/2021	2.03	0	0	0.50%	15.7%	12/31/2021	2.05	0	0	0.25%	16.0%	12/31/2021	2.07	0	0	0.00%	16.3%
12/31/2020	1.75	0	0	0.50%	26.8%	12/31/2020	1.77	0	0	0.25%	27.1%	12/31/2020	1.78	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Large Cap Focused Fund Institutional Class - 06-3GK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,039	$34,918	624
Receivables: investments sold	-
Payables: investments purchased	(764)
Net assets	$44,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$44,275	20,919	$2.12
Band 100	-	-	2.15
Band 75	-	-	2.19
Band 50	-	-	2.22
Band 25	-	-	2.26
Band 0	-	-	2.29
Total	$44,275	20,919

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$284
Mortality & expense charges			(672)
Net investment income (loss)			(388)

Gain (loss) on investments:
Net realized gain (loss)			5,624
Realized gain distributions			212
Net change in unrealized appreciation (depreciation)			3,975
Net gain (loss)			9,811

Increase (decrease) in net assets from operations			$9,423

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(388)	$3
Net realized gain (loss)		5,624	334
Realized gain distributions		212	43
Net change in unrealized appreciation (depreciation)		3,975	6,146

Increase (decrease) in net assets from operations		9,423	6,526

Contract owner transactions:
Proceeds from units sold		6,090	51,259
Cost of units redeemed		(24,988)	(3,992)
Account charges		(25)	(18)
Increase (decrease)		(18,923)	47,249
Net increase (decrease)		(9,500)	53,775
Net assets, beginning		53,775	-
Net assets, ending		$44,275	$53,775

Units sold		3,063	32,657
Units redeemed		(12,413)	(2,388)
Net increase (decrease)		(9,350)	30,269
Units outstanding, beginning		30,269	-
Units outstanding, ending		20,919	30,269

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$57,349
Cost of units redeemed/account charges			(29,023)
Net investment income (loss)			(385)
Net realized gain (loss)			5,958
Realized gain distributions			255
Net change in unrealized appreciation (depreciation)			10,121
Net assets			$44,275

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.12	21	$44	1.25%	19.1%	12/31/2024	$2.15	0	$0	1.00%	19.4%	12/31/2024	$2.19	0	$0	0.75%	19.7%
12/31/2023	1.78	30	54	1.25%	23.8%	12/31/2023	1.80	0	0	1.00%	24.1%	12/31/2023	1.83	0	0	0.75%	24.4%
12/31/2022	1.43	0	0	1.25%	-18.3%	12/31/2022	1.45	0	0	1.00%	-18.1%	12/31/2022	1.47	0	0	0.75%	-17.9%
12/31/2021	1.76	0	0	1.25%	24.1%	12/31/2021	1.77	0	0	1.00%	24.4%	12/31/2021	1.79	0	0	0.75%	24.7%
12/31/2020	1.42	0	0	1.25%	22.7%	12/31/2020	1.42	0	0	1.00%	23.0%	12/31/2020	1.43	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.22	0	$0	0.50%	20.0%	12/31/2024	$2.26	0	$0	0.25%	20.3%	12/31/2024	$2.29	0	$0	0.00%	20.6%
12/31/2023	1.85	0	0	0.50%	24.7%	12/31/2023	1.88	0	0	0.25%	25.1%	12/31/2023	1.90	0	0	0.00%	25.4%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.50	0	0	0.25%	-17.5%	12/31/2022	1.52	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	25.0%	12/31/2021	1.82	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.44	0	0	0.50%	23.6%	12/31/2020	1.45	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	1.7%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund A Class - 06-619

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$388,897	$242,354	5,324
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$388,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,622	10,261	$3.96
Band 100	348,248	85,210	4.09
Band 75	-	-	4.22
Band 50	-	-	4.36
Band 25	-	-	4.50
Band 0	-	-	4.64
Total	$388,870	95,471

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,317
Mortality & expense charges			(4,032)
Net investment income (loss)			(2,715)

Gain (loss) on investments:
Net realized gain (loss)			39,317
Realized gain distributions			1,959
Net change in unrealized appreciation (depreciation)			24,197
Net gain (loss)			65,473

Increase (decrease) in net assets from operations			$62,758

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,715)	$(5,060)
Net realized gain (loss)		39,317	17,568
Realized gain distributions		1,959	3,724
Net change in unrealized appreciation (depreciation)		24,197	75,231

Increase (decrease) in net assets from operations		62,758	91,463

Contract owner transactions:
Proceeds from units sold		4,883	-
Cost of units redeemed		(120,906)	(78,954)
Account charges		(72)	(71)
Increase (decrease)		(116,095)	(79,025)
Net increase (decrease)		(53,337)	12,438
Net assets, beginning		442,207	429,769
Net assets, ending		$388,870	$442,207

Units sold		1,350	-
Units redeemed		(34,037)	(25,870)
Net increase (decrease)		(32,687)	(25,870)
Units outstanding, beginning		128,158	154,028
Units outstanding, ending		95,471	128,158

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,076,611
Cost of units redeemed/account charges			(2,535,582)
Net investment income (loss)			(80,178)
Net realized gain (loss)			516,803
Realized gain distributions			264,673
Net change in unrealized appreciation (depreciation)			146,543
Net assets			$388,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.96	10	$41	1.25%	17.1%	12/31/2024	$4.09	85	$348	1.00%	17.4%	12/31/2024	$4.22	0	$0	0.75%	17.7%
12/31/2023	3.38	40	136	1.25%	23.2%	12/31/2023	3.48	88	306	1.00%	23.5%	12/31/2023	3.59	0	0	0.75%	23.8%
12/31/2022	2.74	61	166	1.25%	-19.4%	12/31/2022	2.82	93	263	1.00%	-19.2%	12/31/2022	2.90	0	0	0.75%	-19.0%
12/31/2021	3.41	173	589	1.25%	24.9%	12/31/2021	3.49	106	371	1.00%	25.2%	12/31/2021	3.58	0	0	0.75%	25.5%
12/31/2020	2.73	182	497	1.25%	22.7%	12/31/2020	2.79	117	326	1.00%	23.0%	12/31/2020	2.85	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.36	0	$0	0.50%	18.0%	12/31/2024	$4.50	0	$0	0.25%	18.3%	12/31/2024	$4.64	0	$0	0.00%	18.6%
12/31/2023	3.69	0	0	0.50%	24.1%	12/31/2023	3.80	0	0	0.25%	24.4%	12/31/2023	3.91	0	0	0.00%	24.7%
12/31/2022	2.97	0	0	0.50%	-18.8%	12/31/2022	3.06	0	0	0.25%	-18.6%	12/31/2022	3.14	0	0	0.00%	-18.4%
12/31/2021	3.66	0	0	0.50%	25.8%	12/31/2021	3.75	0	0	0.25%	26.1%	12/31/2021	3.85	0	0	0.00%	26.4%
12/31/2020	2.91	0	0	0.50%	23.6%	12/31/2020	2.98	0	0	0.25%	24.0%	12/31/2020	3.04	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Small Company Fund R Class - 06-4PF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.70	0	$0	1.25%	12.2%	12/31/2024	$1.72	0	$0	1.00%	12.5%	12/31/2024	$1.73	0	$0	0.75%	12.8%
12/31/2023	1.51	0	0	1.25%	14.9%	12/31/2023	1.52	0	0	1.00%	15.2%	12/31/2023	1.54	0	0	0.75%	15.5%
12/31/2022	1.32	0	0	1.25%	-15.4%	12/31/2022	1.32	0	0	1.00%	-15.2%	12/31/2022	1.33	0	0	0.75%	-15.0%
12/31/2021	1.56	0	0	1.25%	22.1%	12/31/2021	1.56	0	0	1.00%	22.4%	12/31/2021	1.56	0	0	0.75%	22.7%
12/31/2020	1.27	0	0	1.25%	27.4%	12/31/2020	1.27	0	0	1.00%	27.4%	12/31/2020	1.27	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	13.1%	12/31/2024	$1.77	0	$0	0.25%	13.4%	12/31/2024	$1.79	0	$0	0.00%	13.6%
12/31/2023	1.55	0	0	0.50%	15.8%	12/31/2023	1.56	0	0	0.25%	16.1%	12/31/2023	1.57	0	0	0.00%	16.3%
12/31/2022	1.34	0	0	0.50%	-14.7%	12/31/2022	1.35	0	0	0.25%	-14.5%	12/31/2022	1.35	0	0	0.00%	-14.3%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.57	0	0	0.25%	23.4%	12/31/2021	1.58	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	27.5%	12/31/2020	1.28	0	0	0.25%	27.6%	12/31/2020	1.28	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth R6 Class - 06-4Y4

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,245	$11,563	276
Receivables: investments sold	264
Payables: investments purchased	-
Net assets	$11,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,509	10,483	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$11,509	10,483

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(4)
Net investment income (loss)			(4)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(318)
Net gain (loss)			(318)

Increase (decrease) in net assets from operations			$(322)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4)	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(318)	-

Increase (decrease) in net assets from operations		(322)	-

Contract owner transactions:
Proceeds from units sold		11,847	-
Cost of units redeemed		-	-
Account charges		(16)	-
Increase (decrease)		11,831	-
Net increase (decrease)		11,509	-
Net assets, beginning		-	-
Net assets, ending		$11,509	$-

Units sold		10,498	-
Units redeemed		(15)	-
Net increase (decrease)		10,483	-
Units outstanding, beginning		-	-
Units outstanding, ending		10,483	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$11,847
Cost of units redeemed/account charges			(16)
Net investment income (loss)			(4)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(318)
Net assets			$11,509

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	10	$12	1.25%	15.0%	12/31/2024	$1.11	0	$0	1.00%	15.3%	12/31/2024	$1.12	0	$0	0.75%	15.6%
12/31/2023	0.95	0	0	1.25%	23.3%	12/31/2023	0.96	0	0	1.00%	23.6%	12/31/2023	0.97	0	0	0.75%	23.9%
12/31/2022	0.77	0	0	1.25%	-26.7%	12/31/2022	0.78	0	0	1.00%	-26.6%	12/31/2022	0.78	0	0	0.75%	-26.4%
12/31/2021	1.06	0	0	1.25%	5.7%	12/31/2021	1.06	0	0	1.00%	5.8%	12/31/2021	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	0.50%	15.9%	12/31/2024	$1.14	0	$0	0.25%	16.2%	12/31/2024	$1.15	0	$0	0.00%	16.5%
12/31/2023	0.97	0	0	0.50%	24.2%	12/31/2023	0.98	0	0	0.25%	24.5%	12/31/2023	0.98	0	0	0.00%	24.8%
12/31/2022	0.78	0	0	0.50%	-26.2%	12/31/2022	0.79	0	0	0.25%	-26.0%	12/31/2022	0.79	0	0	0.00%	-25.8%
12/31/2021	1.06	0	0	0.50%	6.1%	12/31/2021	1.06	0	0	0.25%	6.2%	12/31/2021	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Growth Opportunities Fund A Class - 06-699

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$347,401	$244,791	6,863
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$347,372

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$233,843	46,111	$5.07
Band 100	113,529	21,708	5.23
Band 75	-	-	5.39
Band 50	-	-	5.56
Band 25	-	-	5.74
Band 0	-	-	5.92
Total	$347,372	67,819

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,751)
Net investment income (loss)			(3,751)

Gain (loss) on investments:
Net realized gain (loss)			5,094
Realized gain distributions			20,222
Net change in unrealized appreciation (depreciation)			62,588
Net gain (loss)			87,904

Increase (decrease) in net assets from operations			$84,153

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,751)	$(2,643)
Net realized gain (loss)		5,094	(57)
Realized gain distributions		20,222	7,160
Net change in unrealized appreciation (depreciation)		62,588	72,020

Increase (decrease) in net assets from operations		84,153	76,480

Contract owner transactions:
Proceeds from units sold		(2)	18,665
Cost of units redeemed		(12,708)	(9,097)
Account charges		(24)	(9)
Increase (decrease)		(12,734)	9,559
Net increase (decrease)		71,419	86,039
Net assets, beginning		275,953	189,914
Net assets, ending		$347,372	$275,953

Units sold		1	4,851
Units redeemed		(2,688)	(2,883)
Net increase (decrease)		(2,687)	1,968
Units outstanding, beginning		70,506	68,538
Units outstanding, ending		67,819	70,506

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$537,174
Cost of units redeemed/account charges			(596,414)
Net investment income (loss)			(35,926)
Net realized gain (loss)			76,726
Realized gain distributions			263,202
Net change in unrealized appreciation (depreciation)			102,610
Net assets			$347,372

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.07	46	$234	1.25%	30.7%	12/31/2024	$5.23	22	$114	1.00%	31.0%	12/31/2024	$5.39	0	$0	0.75%	31.4%
12/31/2023	3.88	49	189	1.25%	40.9%	12/31/2023	3.99	22	87	1.00%	41.3%	12/31/2023	4.11	0	0	0.75%	41.6%
12/31/2022	2.75	52	142	1.25%	-29.5%	12/31/2022	2.83	17	48	1.00%	-29.3%	12/31/2022	2.90	0	0	0.75%	-29.1%
12/31/2021	3.90	52	203	1.25%	21.2%	12/31/2021	4.00	17	67	1.00%	21.5%	12/31/2021	4.09	0	0	0.75%	21.8%
12/31/2020	3.22	74	237	1.25%	31.4%	12/31/2020	3.29	17	55	1.00%	31.8%	12/31/2020	3.36	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$5.56	0	$0	0.50%	31.7%	12/31/2024	$5.74	0	$0	0.25%	32.0%	12/31/2024	$5.92	0	$0	0.00%	32.4%
12/31/2023	4.22	0	0	0.50%	42.0%	12/31/2023	4.34	0	0	0.25%	42.3%	12/31/2023	4.47	0	0	0.00%	42.7%
12/31/2022	2.97	0	0	0.50%	-29.0%	12/31/2022	3.05	0	0	0.25%	-28.8%	12/31/2022	3.13	0	0	0.00%	-28.6%
12/31/2021	4.19	0	0	0.50%	22.1%	12/31/2021	4.29	0	0	0.25%	22.4%	12/31/2021	4.39	0	0	0.00%	22.7%
12/31/2020	3.43	0	0	0.50%	32.4%	12/31/2020	3.50	0	0	0.25%	32.7%	12/31/2020	3.57	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Flexible Income Fund A Class - 06-703

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,366	$175,951	17,245
Receivables: investments sold	-
Payables: investments purchased	(1,600)
Net assets	$176,766

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$172,361	134,144	$1.28
Band 100	4,405	3,324	1.33
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.45
Band 0	-	-	1.50
Total	$176,766	137,468

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,807
Mortality & expense charges			(2,255)
Net investment income (loss)			4,552

Gain (loss) on investments:
Net realized gain (loss)			164
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,120
Net gain (loss)			1,284

Increase (decrease) in net assets from operations			$5,836

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,552	$2,509
Net realized gain (loss)		164	(164)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,120	5,555

Increase (decrease) in net assets from operations		5,836	7,900

Contract owner transactions:
Proceeds from units sold		5,419	108,087
Cost of units redeemed		(7,702)	(957)
Account charges		(4)	(5)
Increase (decrease)		(2,287)	107,125
Net increase (decrease)		3,549	115,025
Net assets, beginning		173,217	58,192
Net assets, ending		$176,766	$173,217

Units sold		4,321	90,253
Units redeemed		(5,964)	(801)
Net increase (decrease)		(1,643)	89,452
Units outstanding, beginning		139,111	49,659
Units outstanding, ending		137,468	139,111

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$623,522
Cost of units redeemed/account charges			(492,323)
Net investment income (loss)			48,568
Net realized gain (loss)			(7,090)
Realized gain distributions			1,674
Net change in unrealized appreciation (depreciation)			2,415
Net assets			$176,766

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	134	$172	1.25%	3.3%	12/31/2024	$1.33	3	$4	1.00%	3.5%	12/31/2024	$1.37	0	$0	0.75%	3.8%
12/31/2023	1.24	136	169	1.25%	6.4%	12/31/2023	1.28	3	4	1.00%	6.7%	12/31/2023	1.32	0	0	0.75%	6.9%
12/31/2022	1.17	46	54	1.25%	-9.5%	12/31/2022	1.20	4	4	1.00%	-9.3%	12/31/2022	1.23	0	0	0.75%	-9.1%
12/31/2021	1.29	46	60	1.25%	1.6%	12/31/2021	1.32	4	5	1.00%	1.8%	12/31/2021	1.35	0	0	0.75%	2.1%
12/31/2020	1.27	46	59	1.25%	6.7%	12/31/2020	1.30	4	5	1.00%	6.9%	12/31/2020	1.33	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.41	0	$0	0.50%	4.0%	12/31/2024	$1.45	0	$0	0.25%	4.3%	12/31/2024	$1.50	0	$0	0.00%	4.6%
12/31/2023	1.35	0	0	0.50%	7.2%	12/31/2023	1.39	0	0	0.25%	7.5%	12/31/2023	1.43	0	0	0.00%	7.7%
12/31/2022	1.26	0	0	0.50%	-8.9%	12/31/2022	1.30	0	0	0.25%	-8.6%	12/31/2022	1.33	0	0	0.00%	-8.4%
12/31/2021	1.39	0	0	0.50%	2.3%	12/31/2021	1.42	0	0	0.25%	2.6%	12/31/2021	1.45	0	0	0.00%	2.8%
12/31/2020	1.35	0	0	0.50%	7.5%	12/31/2020	1.38	0	0	0.25%	7.7%	12/31/2020	1.41	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	3.2%
2022	3.0%
2021	3.2%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Trgt Retire 2070 Inv Class - 06-6MJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,108	$241,557	9,177
Receivables: investments sold	743
Payables: investments purchased	-
Net assets	$244,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,851	190,858	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.31
Total	$244,851	190,858

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,296
Mortality & expense charges			(1,339)
Net investment income (loss)			2,957

Gain (loss) on investments:
Net realized gain (loss)			5,795
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			(155)
Net gain (loss)			5,646

Increase (decrease) in net assets from operations			$8,603

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,957	$625
Net realized gain (loss)		5,795	145
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		(155)	2,706

Increase (decrease) in net assets from operations		8,603	3,476

Contract owner transactions:
Proceeds from units sold		235,007	51,905
Cost of units redeemed		(34,478)	(1,490)
Account charges		(15,165)	(3,007)
Increase (decrease)		185,364	47,408
Net increase (decrease)		193,967	50,884
Net assets, beginning		50,884	-
Net assets, ending		$244,851	$50,884

Units sold		186,512	49,139
Units redeemed		(40,536)	(4,257)
Net increase (decrease)		145,976	44,882
Units outstanding, beginning		44,882	-
Units outstanding, ending		190,858	44,882

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$286,912
Cost of units redeemed/account charges			(54,140)
Net investment income (loss)			3,582
Net realized gain (loss)			5,940
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			2,551
Net assets			$244,851

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.28	191	$245	1.25%	13.2%	12/31/2024	$1.29	0	$0	1.00%	13.4%	12/31/2024	$1.29	0	$0	0.75%	13.7%
12/31/2023	1.13	45	51	1.25%	13.4%	12/31/2023	1.14	0	0	1.00%	13.6%	12/31/2023	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	0	$0	0.50%	14.0%	12/31/2024	$1.31	0	$0	0.25%	14.3%	12/31/2024	$1.31	0	$0	0.00%	14.6%
12/31/2023	1.14	0	0	0.50%	14.1%	12/31/2023	1.14	0	0	0.25%	14.3%	12/31/2023	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Index Adm Institutional Class - 06-6N6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,302	$141,316	2,376
Receivables: investments sold	3,496
Payables: investments purchased	-
Net assets	$143,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,798	134,565	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$143,798	134,565

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$3,761
Mortality & expense charges			(1,382)
Net investment income (loss)			2,379

Gain (loss) on investments:
Net realized gain (loss)			19
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(215)
Net gain (loss)			(196)

Increase (decrease) in net assets from operations			$2,183

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,379	$198
Net realized gain (loss)		19	(124)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(215)	(799)

Increase (decrease) in net assets from operations		2,183	(725)

Contract owner transactions:
Proceeds from units sold		139,132	18,101
Cost of units redeemed		(12,026)	(2,780)
Account charges		(58)	(29)
Increase (decrease)		127,048	15,292
Net increase (decrease)		129,231	14,567
Net assets, beginning		14,567	-
Net assets, ending		$143,798	$14,567

Units sold		130,944	17,067
Units redeemed		(10,725)	(2,721)
Net increase (decrease)		120,219	14,346
Units outstanding, beginning		14,346	-
Units outstanding, ending		134,565	14,346

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$157,233
Cost of units redeemed/account charges			(14,893)
Net investment income (loss)			2,577
Net realized gain (loss)			(105)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,014)
Net assets			$143,798

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	135	$144	1.25%	5.2%	12/31/2024	$1.07	0	$0	1.00%	5.5%	12/31/2024	$1.08	0	$0	0.75%	5.8%
12/31/2023	1.02	14	15	1.25%	1.5%	12/31/2023	1.02	0	0	1.00%	1.7%	12/31/2023	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	0	$0	0.50%	6.0%	12/31/2024	$1.09	0	$0	0.25%	6.3%	12/31/2024	$1.09	0	$0	0.00%	6.6%
12/31/2023	1.02	0	0	0.50%	2.1%	12/31/2023	1.02	0	0	0.25%	2.2%	12/31/2023	1.02	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vangaurd Intl Divd Gr Inv Class - 06-6TP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	-4.2%	12/31/2024	$0.97	0	$0	1.00%	-4.0%	12/31/2024	$0.98	0	$0	0.75%	-3.8%
12/31/2023	1.01	0	0	1.25%	1.5%	12/31/2023	1.01	0	0	1.00%	1.5%	12/31/2023	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.98	0	$0	0.50%	-3.5%	12/31/2024	$0.98	0	$0	0.25%	-3.3%	12/31/2024	$0.98	0	$0	0.00%	-3.0%
12/31/2023	1.02	0	0	0.50%	1.5%	12/31/2023	1.02	0	0	0.25%	1.5%	12/31/2023	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Balanced Index Fund Admiral Class - 06-FJC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,813,214	$5,890,877	140,537
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$6,813,234

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,813,234	3,768,411	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$6,813,234	3,768,411

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$142,742
Mortality & expense charges			(82,539)
Net investment income (loss)			60,203

Gain (loss) on investments:
Net realized gain (loss)			91,597
Realized gain distributions			206,800
Net change in unrealized appreciation (depreciation)			448,388
Net gain (loss)			746,785

Increase (decrease) in net assets from operations			$806,988

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,203	$57,876
Net realized gain (loss)		91,597	122,583
Realized gain distributions		206,800	146,888
Net change in unrealized appreciation (depreciation)		448,388	729,307

Increase (decrease) in net assets from operations		806,988	1,056,654

Contract owner transactions:
Proceeds from units sold		563,088	791,165
Cost of units redeemed		(687,427)	(4,051,385)
Account charges		(10,674)	(9,252)
Increase (decrease)		(135,013)	(3,269,472)
Net increase (decrease)		671,975	(2,212,818)
Net assets, beginning		6,141,259	8,354,077
Net assets, ending		$6,813,234	$6,141,259

Units sold		337,094	535,277
Units redeemed		(412,531)	(2,763,182)
Net increase (decrease)		(75,437)	(2,227,905)
Units outstanding, beginning		3,843,848	6,071,753
Units outstanding, ending		3,768,411	3,843,848

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,208,295
Cost of units redeemed/account charges			(20,096,967)
Net investment income (loss)			348,608
Net realized gain (loss)			1,687,048
Realized gain distributions			743,913
Net change in unrealized appreciation (depreciation)			922,337
Net assets			$6,813,234

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	3,768	$6,813	1.25%	13.2%	12/31/2024	$1.84	0	$0	1.00%	13.4%	12/31/2024	$1.88	0	$0	0.75%	13.7%
12/31/2023	1.60	3,844	6,141	1.25%	16.1%	12/31/2023	1.63	0	0	1.00%	16.4%	12/31/2023	1.66	0	0	0.75%	16.7%
12/31/2022	1.38	6,072	8,354	1.25%	-17.9%	12/31/2022	1.40	0	0	1.00%	-17.7%	12/31/2022	1.42	0	0	0.75%	-17.5%
12/31/2021	1.68	6,096	10,219	1.25%	12.8%	12/31/2021	1.70	24	40	1.00%	13.1%	12/31/2021	1.72	0	0	0.75%	13.4%
12/31/2020	1.49	7,349	10,922	1.25%	15.0%	12/31/2020	1.50	4	6	1.00%	15.2%	12/31/2020	1.52	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	0.50%	14.0%	12/31/2024	$1.96	0	$0	0.25%	14.3%	12/31/2024	$2.00	0	$0	0.00%	14.6%
12/31/2023	1.68	0	0	0.50%	17.0%	12/31/2023	1.71	0	0	0.25%	17.3%	12/31/2023	1.75	0	0	0.00%	17.6%
12/31/2022	1.44	0	0	0.50%	-17.3%	12/31/2022	1.46	0	0	0.25%	-17.1%	12/31/2022	1.48	0	0	0.00%	-16.9%
12/31/2021	1.74	0	0	0.50%	13.6%	12/31/2021	1.76	0	0	0.25%	13.9%	12/31/2021	1.79	0	0	0.00%	14.2%
12/31/2020	1.53	0	0	0.50%	15.8%	12/31/2020	1.55	0	0	0.25%	16.1%	12/31/2020	1.56	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.0%
2022	1.7%
2021	1.4%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Developed Markets Index Fund Admiral Class - 06-FJF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,493,922	$10,862,190	764,224
Receivables: investments sold	244,571
Payables: investments purchased	-
Net assets	$11,738,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,738,493	7,826,711	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$11,738,493	7,826,711

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$358,910
Mortality & expense charges			(136,866)
Net investment income (loss)			222,044

Gain (loss) on investments:
Net realized gain (loss)			207,632
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(332,150)
Net gain (loss)			(124,518)

Increase (decrease) in net assets from operations			$97,526

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$222,044	$207,545
Net realized gain (loss)		207,632	122,388
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(332,150)	1,133,871

Increase (decrease) in net assets from operations		97,526	1,463,804

Contract owner transactions:
Proceeds from units sold		3,163,574	3,638,670
Cost of units redeemed		(2,349,271)	(3,353,088)
Account charges		(8,289)	(6,345)
Increase (decrease)		806,014	279,237
Net increase (decrease)		903,540	1,743,041
Net assets, beginning		10,834,953	9,091,912
Net assets, ending		$11,738,493	$10,834,953

Units sold		2,086,336	2,728,482
Units redeemed		(1,610,838)	(2,544,573)
Net increase (decrease)		475,498	183,909
Units outstanding, beginning		7,351,213	7,167,304
Units outstanding, ending		7,826,711	7,351,213

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,180,793
Cost of units redeemed/account charges			(13,756,859)
Net investment income (loss)			1,058,251
Net realized gain (loss)			624,576
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			631,732
Net assets			$11,738,493

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.50	7,827	$11,738	1.25%	1.8%	12/31/2024	$1.53	0	$0	1.00%	2.0%	12/31/2024	$1.56	0	$0	0.75%	2.3%
12/31/2023	1.47	7,351	10,835	1.25%	16.2%	12/31/2023	1.50	0	0	1.00%	16.5%	12/31/2023	1.53	0	0	0.75%	16.8%
12/31/2022	1.27	7,110	9,017	1.25%	-16.4%	12/31/2022	1.29	0	0	1.00%	-16.2%	12/31/2022	1.31	57	74	0.75%	-16.0%
12/31/2021	1.52	6,819	10,340	1.25%	10.0%	12/31/2021	1.54	0	0	1.00%	10.3%	12/31/2021	1.56	57	89	0.75%	10.6%
12/31/2020	1.38	6,119	8,432	1.25%	8.9%	12/31/2020	1.39	0	0	1.00%	9.2%	12/31/2020	1.41	57	80	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	0	$0	0.50%	2.5%	12/31/2024	$1.63	0	$0	0.25%	2.8%	12/31/2024	$1.66	0	$0	0.00%	3.0%
12/31/2023	1.55	0	0	0.50%	17.1%	12/31/2023	1.58	0	0	0.25%	17.4%	12/31/2023	1.61	0	0	0.00%	17.7%
12/31/2022	1.33	0	0	0.50%	-15.7%	12/31/2022	1.35	0	0	0.25%	-15.5%	12/31/2022	1.37	0	0	0.00%	-15.3%
12/31/2021	1.58	0	0	0.50%	10.9%	12/31/2021	1.60	0	0	0.25%	11.1%	12/31/2021	1.62	0	0	0.00%	11.4%
12/31/2020	1.42	0	0	0.50%	9.7%	12/31/2020	1.44	0	0	0.25%	10.0%	12/31/2020	1.45	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	3.3%
2022	2.6%
2021	3.3%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,853,496	$2,792,653	79,757
Receivables: investments sold	79,196
Payables: investments purchased	-
Net assets	$2,932,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,932,692	2,116,822	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$2,932,692	2,116,822

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$85,642
Mortality & expense charges			(33,569)
Net investment income (loss)			52,073

Gain (loss) on investments:
Net realized gain (loss)			(20,738)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			203,076
Net gain (loss)			182,338

Increase (decrease) in net assets from operations			$234,411

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,073	$56,712
Net realized gain (loss)		(20,738)	(34,449)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		203,076	146,763

Increase (decrease) in net assets from operations		234,411	169,026

Contract owner transactions:
Proceeds from units sold		975,389	919,897
Cost of units redeemed		(874,110)	(438,056)
Account charges		(4,207)	(3,439)
Increase (decrease)		97,072	478,402
Net increase (decrease)		331,483	647,428
Net assets, beginning		2,601,209	1,953,781
Net assets, ending		$2,932,692	$2,601,209

Units sold		730,957	754,534
Units redeemed		(671,905)	(363,306)
Net increase (decrease)		59,052	391,228
Units outstanding, beginning		2,057,770	1,666,542
Units outstanding, ending		2,116,822	2,057,770

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,382,739
Cost of units redeemed/account charges			(4,755,662)
Net investment income (loss)			264,408
Net realized gain (loss)			(19,636)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60,843
Net assets			$2,932,692

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	2,117	$2,933	1.25%	9.6%	12/31/2024	$1.41	0	$0	1.00%	9.9%	12/31/2024	$1.44	0	$0	0.75%	10.1%
12/31/2023	1.26	2,058	2,601	1.25%	7.8%	12/31/2023	1.29	0	0	1.00%	8.1%	12/31/2023	1.31	0	0	0.75%	8.4%
12/31/2022	1.17	1,667	1,954	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.44	1,363	1,968	1.25%	-0.4%	12/31/2021	1.46	0	0	1.00%	-0.1%	12/31/2021	1.48	0	0	0.75%	0.1%
12/31/2020	1.45	1,242	1,800	1.25%	13.8%	12/31/2020	1.46	0	0	1.00%	14.1%	12/31/2020	1.48	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	0	$0	0.50%	10.4%	12/31/2024	$1.50	0	$0	0.25%	10.7%	12/31/2024	$1.53	0	$0	0.00%	11.0%
12/31/2023	1.33	0	0	0.50%	8.6%	12/31/2023	1.36	0	0	0.25%	8.9%	12/31/2023	1.38	0	0	0.00%	9.2%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.25	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	0.4%	12/31/2021	1.52	0	0	0.25%	0.6%	12/31/2021	1.54	0	0	0.00%	0.9%
12/31/2020	1.49	0	0	0.50%	14.7%	12/31/2020	1.51	0	0	0.25%	15.0%	12/31/2020	1.53	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.1%
2023	3.8%
2022	3.8%
2021	2.6%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Fund Admiral Class - 06-FJH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$742,329	$801,206	9,233
Receivables: investments sold	4,194
Payables: investments purchased	-
Net assets	$746,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$746,523	652,264	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$746,523	652,264

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$25,521
Mortality & expense charges			(7,733)
Net investment income (loss)			17,788

Gain (loss) on investments:
Net realized gain (loss)			21,685
Realized gain distributions			90,590
Net change in unrealized appreciation (depreciation)			(86,610)
Net gain (loss)			25,665

Increase (decrease) in net assets from operations			$43,453

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,788	$14,984
Net realized gain (loss)		21,685	51,633
Realized gain distributions		90,590	13,502
Net change in unrealized appreciation (depreciation)		(86,610)	(46,979)

Increase (decrease) in net assets from operations		43,453	33,140

Contract owner transactions:
Proceeds from units sold		402,382	270,421
Cost of units redeemed		(243,019)	(599,901)
Account charges		(603)	(506)
Increase (decrease)		158,760	(329,986)
Net increase (decrease)		202,213	(296,846)
Net assets, beginning		544,310	841,156
Net assets, ending		$746,523	$544,310

Units sold		360,450	276,783
Units redeemed		(227,868)	(620,579)
Net increase (decrease)		132,582	(343,796)
Units outstanding, beginning		519,682	863,478
Units outstanding, ending		652,264	519,682

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,818,888
Cost of units redeemed/account charges			(2,281,398)
Net investment income (loss)			96,881
Net realized gain (loss)			66,937
Realized gain distributions			104,092
Net change in unrealized appreciation (depreciation)			(58,877)
Net assets			$746,523

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	652	$747	1.25%	9.3%	12/31/2024	$1.17	0	$0	1.00%	9.5%	12/31/2024	$1.19	0	$0	0.75%	9.8%
12/31/2023	1.05	520	544	1.25%	7.5%	12/31/2023	1.07	0	0	1.00%	7.8%	12/31/2023	1.09	0	0	0.75%	8.1%
12/31/2022	0.97	863	841	1.25%	22.3%	12/31/2022	0.99	0	0	1.00%	22.6%	12/31/2022	1.00	0	0	0.75%	22.9%
12/31/2021	0.80	435	346	1.25%	26.2%	12/31/2021	0.81	0	0	1.00%	26.5%	12/31/2021	0.82	0	0	0.75%	26.8%
12/31/2020	0.63	528	333	1.25%	-31.6%	12/31/2020	0.64	0	0	1.00%	-31.5%	12/31/2020	0.64	0	0	0.75%	-31.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	10.1%	12/31/2024	$1.24	0	$0	0.25%	10.4%	12/31/2024	$1.27	0	$0	0.00%	10.7%
12/31/2023	1.10	0	0	0.50%	8.3%	12/31/2023	1.12	0	0	0.25%	8.6%	12/31/2023	1.14	0	0	0.00%	8.9%
12/31/2022	1.02	0	0	0.50%	23.2%	12/31/2022	1.04	0	0	0.25%	23.5%	12/31/2022	1.05	0	0	0.00%	23.8%
12/31/2021	0.83	0	0	0.50%	27.2%	12/31/2021	0.84	0	0	0.25%	27.5%	12/31/2021	0.85	0	0	0.00%	27.8%
12/31/2020	0.65	0	0	0.50%	-31.1%	12/31/2020	0.66	0	0	0.25%	-31.0%	12/31/2020	0.66	0	0	0.00%	-30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	3.2%
2022	6.3%
2021	3.5%
2020	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Equity Income Fund Admiral Class - 06-FJJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,277,745	$27,373,895	321,669
Receivables: investments sold	83,857
Payables: investments purchased	-
Net assets	$28,361,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,902,996	12,161,715	$2.05
Band 100	-	-	2.09
Band 75	658,921	309,079	2.13
Band 50	-	-	2.18
Band 25	-	-	2.22
Band 0	2,799,685	1,236,195	2.26
Total	$28,361,602	13,706,989

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$768,243
Mortality & expense charges			(314,557)
Net investment income (loss)			453,686

Gain (loss) on investments:
Net realized gain (loss)			381,618
Realized gain distributions			1,809,618
Net change in unrealized appreciation (depreciation)			910,328
Net gain (loss)			3,101,564

Increase (decrease) in net assets from operations			$3,555,250

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$453,686	$481,418
Net realized gain (loss)		381,618	(17,874)
Realized gain distributions		1,809,618	1,291,502
Net change in unrealized appreciation (depreciation)		910,328	(125,903)

Increase (decrease) in net assets from operations		3,555,250	1,629,143

Contract owner transactions:
Proceeds from units sold		6,460,858	11,713,041
Cost of units redeemed		(9,546,845)	(11,112,349)
Account charges		(30,226)	(30,400)
Increase (decrease)		(3,116,213)	570,292
Net increase (decrease)		439,037	2,199,435
Net assets, beginning		27,922,565	25,723,130
Net assets, ending		$28,361,602	$27,922,565

Units sold		3,378,108	11,655,478
Units redeemed		(5,061,472)	(11,455,795)
Net increase (decrease)		(1,683,364)	199,683
Units outstanding, beginning		15,390,353	15,190,670
Units outstanding, ending		13,706,989	15,390,353

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$64,219,953
Cost of units redeemed/account charges			(45,475,461)
Net investment income (loss)			1,962,650
Net realized gain (loss)			588,896
Realized gain distributions			6,161,714
Net change in unrealized appreciation (depreciation)			903,850
Net assets			$28,361,602

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.05	12,162	$24,903	1.25%	13.7%	12/31/2024	$2.09	0	$0	1.00%	14.0%	12/31/2024	$2.13	309	$659	0.75%	14.3%
12/31/2023	1.80	13,890	25,010	1.25%	6.4%	12/31/2023	1.83	0	0	1.00%	6.7%	12/31/2023	1.87	377	704	0.75%	7.0%
12/31/2022	1.69	14,741	24,938	1.25%	-1.2%	12/31/2022	1.72	0	0	1.00%	-1.0%	12/31/2022	1.74	450	785	0.75%	-0.7%
12/31/2021	1.71	10,057	17,227	1.25%	24.1%	12/31/2021	1.73	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.38	8,111	11,198	1.25%	1.8%	12/31/2020	1.39	0	0	1.00%	2.1%	12/31/2020	1.41	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	14.6%	12/31/2024	$2.22	0	$0	0.25%	14.9%	12/31/2024	$2.26	1,236	$2,800	0.00%	15.2%
12/31/2023	1.90	0	0	0.50%	7.2%	12/31/2023	1.93	0	0	0.25%	7.5%	12/31/2023	1.97	1,123	2,208	0.00%	7.8%
12/31/2022	1.77	0	0	0.50%	-0.5%	12/31/2022	1.80	0	0	0.25%	-0.2%	12/31/2022	1.82	0	0	0.00%	0.0%
12/31/2021	1.78	0	0	0.50%	25.0%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.82	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	2.6%	12/31/2020	1.44	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	3.0%
2022	2.6%
2021	2.6%
2020	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Explorer Fund Admiral Class - 06-FJK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,963,352	$26,035,171	262,161
Receivables: investments sold	48,565
Payables: investments purchased	-
Net assets	$28,011,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,011,917	12,961,735	$2.16
Band 100	-	-	2.21
Band 75	-	-	2.25
Band 50	-	-	2.30
Band 25	-	-	2.34
Band 0	-	-	2.39
Total	$28,011,917	12,961,735

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$143,313
Mortality & expense charges			(334,390)
Net investment income (loss)			(191,077)

Gain (loss) on investments:
Net realized gain (loss)			373,594
Realized gain distributions			1,595,577
Net change in unrealized appreciation (depreciation)			495,842
Net gain (loss)			2,465,013

Increase (decrease) in net assets from operations			$2,273,936

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(191,077)	$(89,974)
Net realized gain (loss)		373,594	(73,716)
Realized gain distributions		1,595,577	63,472
Net change in unrealized appreciation (depreciation)		495,842	3,415,120

Increase (decrease) in net assets from operations		2,273,936	3,314,902

Contract owner transactions:
Proceeds from units sold		6,873,381	7,523,191
Cost of units redeemed		(4,921,224)	(3,055,159)
Account charges		(41,646)	(35,050)
Increase (decrease)		1,910,511	4,432,982
Net increase (decrease)		4,184,447	7,747,884
Net assets, beginning		23,827,470	16,079,586
Net assets, ending		$28,011,917	$23,827,470

Units sold		3,379,821	4,139,262
Units redeemed		(2,435,410)	(1,725,188)
Net increase (decrease)		944,411	2,414,074
Units outstanding, beginning		12,017,324	9,603,250
Units outstanding, ending		12,961,735	12,017,324

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$40,043,018
Cost of units redeemed/account charges			(20,580,372)
Net investment income (loss)			(625,562)
Net realized gain (loss)			1,437,868
Realized gain distributions			5,808,784
Net change in unrealized appreciation (depreciation)			1,928,181
Net assets			$28,011,917

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.16	12,962	$28,012	1.25%	9.0%	12/31/2024	$2.21	0	$0	1.00%	9.3%	12/31/2024	$2.25	0	$0	0.75%	9.5%
12/31/2023	1.98	12,017	23,827	1.25%	18.4%	12/31/2023	2.02	0	0	1.00%	18.7%	12/31/2023	2.05	0	0	0.75%	19.0%
12/31/2022	1.67	9,603	16,080	1.25%	-24.1%	12/31/2022	1.70	0	0	1.00%	-23.9%	12/31/2022	1.73	0	0	0.75%	-23.7%
12/31/2021	2.21	6,398	14,118	1.25%	14.9%	12/31/2021	2.23	0	0	1.00%	15.2%	12/31/2021	2.26	0	0	0.75%	15.5%
12/31/2020	1.92	6,269	12,036	1.25%	29.9%	12/31/2020	1.94	0	0	1.00%	30.2%	12/31/2020	1.96	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.30	0	$0	0.50%	9.8%	12/31/2024	$2.34	0	$0	0.25%	10.1%	12/31/2024	$2.39	0	$0	0.00%	10.4%
12/31/2023	2.09	0	0	0.50%	19.3%	12/31/2023	2.13	0	0	0.25%	19.6%	12/31/2023	2.17	0	0	0.00%	19.9%
12/31/2022	1.75	0	0	0.50%	-23.5%	12/31/2022	1.78	0	0	0.25%	-23.4%	12/31/2022	1.81	0	0	0.00%	-23.2%
12/31/2021	2.29	0	0	0.50%	15.8%	12/31/2021	2.32	0	0	0.25%	16.1%	12/31/2021	2.35	0	0	0.00%	16.4%
12/31/2020	1.98	0	0	0.50%	30.8%	12/31/2020	2.00	0	0	0.25%	31.2%	12/31/2020	2.02	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.6%
2023	0.7%
2022	0.5%
2021	0.3%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Extended Market Index Fund Admiral Class - 06-FJM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,385,883	$1,165,933	9,577
Receivables: investments sold	-
Payables: investments purchased	(5,921)
Net assets	$1,379,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,379,962	708,106	$1.95
Band 100	-	-	1.99
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.16
Total	$1,379,962	708,106

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$16,639
Mortality & expense charges			(18,314)
Net investment income (loss)			(1,675)

Gain (loss) on investments:
Net realized gain (loss)			42,113
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			154,795
Net gain (loss)			196,908

Increase (decrease) in net assets from operations			$195,233

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,675)	$2,490
Net realized gain (loss)		42,113	(43,133)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		154,795	337,606

Increase (decrease) in net assets from operations		195,233	296,963

Contract owner transactions:
Proceeds from units sold		234,212	245,610
Cost of units redeemed		(493,301)	(431,515)
Account charges		(1,633)	(1,665)
Increase (decrease)		(260,722)	(187,570)
Net increase (decrease)		(65,489)	109,393
Net assets, beginning		1,445,451	1,336,058
Net assets, ending		$1,379,962	$1,445,451

Units sold		133,069	165,690
Units redeemed		(281,266)	(289,492)
Net increase (decrease)		(148,197)	(123,802)
Units outstanding, beginning		856,303	980,105
Units outstanding, ending		708,106	856,303

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,135,667
Cost of units redeemed/account charges			(8,389,502)
Net investment income (loss)			15,452
Net realized gain (loss)			398,395
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			219,950
Net assets			$1,379,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.95	708	$1,380	1.25%	15.4%	12/31/2024	$1.99	0	$0	1.00%	15.7%	12/31/2024	$2.03	0	$0	0.75%	16.0%
12/31/2023	1.69	856	1,445	1.25%	23.8%	12/31/2023	1.72	0	0	1.00%	24.1%	12/31/2023	1.75	0	0	0.75%	24.4%
12/31/2022	1.36	980	1,336	1.25%	-27.4%	12/31/2022	1.38	0	0	1.00%	-27.2%	12/31/2022	1.41	0	0	0.75%	-27.0%
12/31/2021	1.88	948	1,779	1.25%	11.1%	12/31/2021	1.90	0	0	1.00%	11.3%	12/31/2021	1.93	0	0	0.75%	11.6%
12/31/2020	1.69	791	1,337	1.25%	30.6%	12/31/2020	1.71	0	0	1.00%	30.9%	12/31/2020	1.72	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	0.50%	16.3%	12/31/2024	$2.11	0	$0	0.25%	16.6%	12/31/2024	$2.16	0	$0	0.00%	16.9%
12/31/2023	1.78	0	0	0.50%	24.8%	12/31/2023	1.81	0	0	0.25%	25.1%	12/31/2023	1.84	0	0	0.00%	25.4%
12/31/2022	1.43	0	0	0.50%	-26.8%	12/31/2022	1.45	0	0	0.25%	-26.6%	12/31/2022	1.47	0	0	0.00%	-26.5%
12/31/2021	1.95	0	0	0.50%	11.9%	12/31/2021	1.97	0	0	0.25%	12.2%	12/31/2021	2.00	0	0	0.00%	12.5%
12/31/2020	1.74	0	0	0.50%	31.6%	12/31/2020	1.76	0	0	0.25%	31.9%	12/31/2020	1.78	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	0.9%
2021	1.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth Index Fund Admiral Class - 06-FJN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,675,723	$10,558,370	78,627
Receivables: investments sold	-
Payables: investments purchased	(68,032)
Net assets	$16,607,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,607,691	4,686,029	$3.54
Band 100	-	-	3.62
Band 75	-	-	3.69
Band 50	-	-	3.76
Band 25	-	-	3.84
Band 0	-	-	3.92
Total	$16,607,691	4,686,029

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$80,145
Mortality & expense charges			(197,427)
Net investment income (loss)			(117,282)

Gain (loss) on investments:
Net realized gain (loss)			1,622,922
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,762,874
Net gain (loss)			4,385,796

Increase (decrease) in net assets from operations			$4,268,514

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(117,282)	$(66,712)
Net realized gain (loss)		1,622,922	341,724
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,762,874	3,854,793

Increase (decrease) in net assets from operations		4,268,514	4,129,805

Contract owner transactions:
Proceeds from units sold		5,037,662	4,020,174
Cost of units redeemed		(5,990,022)	(4,528,512)
Account charges		(16,348)	(13,973)
Increase (decrease)		(968,708)	(522,311)
Net increase (decrease)		3,299,806	3,607,494
Net assets, beginning		13,307,885	9,700,391
Net assets, ending		$16,607,691	$13,307,885

Units sold		1,640,639	1,755,902
Units redeemed		(1,873,873)	(2,034,234)
Net increase (decrease)		(233,234)	(278,332)
Units outstanding, beginning		4,919,263	5,197,595
Units outstanding, ending		4,686,029	4,919,263

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$31,819,882
Cost of units redeemed/account charges			(25,094,079)
Net investment income (loss)			(343,921)
Net realized gain (loss)			4,108,456
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,117,353
Net assets			$16,607,691

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.54	4,686	$16,608	1.25%	31.0%	12/31/2024	$3.62	0	$0	1.00%	31.3%	12/31/2024	$3.69	0	$0	0.75%	31.7%
12/31/2023	2.71	4,919	13,308	1.25%	45.0%	12/31/2023	2.75	0	0	1.00%	45.3%	12/31/2023	2.80	0	0	0.75%	45.7%
12/31/2022	1.87	5,198	9,700	1.25%	-34.0%	12/31/2022	1.89	0	0	1.00%	-33.8%	12/31/2022	1.92	0	0	0.75%	-33.6%
12/31/2021	2.83	4,071	11,507	1.25%	25.7%	12/31/2021	2.86	0	0	1.00%	26.0%	12/31/2021	2.90	0	0	0.75%	26.3%
12/31/2020	2.25	3,198	7,191	1.25%	38.4%	12/31/2020	2.27	0	0	1.00%	38.8%	12/31/2020	2.30	0	0	0.75%	39.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.76	0	$0	0.50%	32.0%	12/31/2024	$3.84	0	$0	0.25%	32.3%	12/31/2024	$3.92	0	$0	0.00%	32.7%
12/31/2023	2.85	0	0	0.50%	46.0%	12/31/2023	2.90	0	0	0.25%	46.4%	12/31/2023	2.95	0	0	0.00%	46.8%
12/31/2022	1.95	0	0	0.50%	-33.5%	12/31/2022	1.98	0	0	0.25%	-33.3%	12/31/2022	2.01	0	0	0.00%	-33.1%
12/31/2021	2.94	0	0	0.50%	26.6%	12/31/2021	2.97	0	0	0.25%	26.9%	12/31/2021	3.01	0	0	0.00%	27.3%
12/31/2020	2.32	0	0	0.50%	39.5%	12/31/2020	2.34	0	0	0.25%	39.8%	12/31/2020	2.37	0	0	0.00%	40.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.7%
2022	0.6%
2021	0.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Fund Admiral Class - 06-FJP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$436,589	$504,802	5,790
Receivables: investments sold	8,671
Payables: investments purchased	-
Net assets	$445,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$445,260	244,889	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.97
Band 0	-	-	2.01
Total	$445,260	244,889

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,159
Mortality & expense charges			(5,781)
Net investment income (loss)			(1,622)

Gain (loss) on investments:
Net realized gain (loss)			(817)
Realized gain distributions			47,357
Net change in unrealized appreciation (depreciation)			(59,827)
Net gain (loss)			(13,287)

Increase (decrease) in net assets from operations			$(14,909)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,622)	$(1,319)
Net realized gain (loss)		(817)	(2,004)
Realized gain distributions		47,357	25,581
Net change in unrealized appreciation (depreciation)		(59,827)	(4,399)

Increase (decrease) in net assets from operations		(14,909)	17,859

Contract owner transactions:
Proceeds from units sold		87,129	104,323
Cost of units redeemed		(51,526)	(82,716)
Account charges		(23)	(50)
Increase (decrease)		35,580	21,557
Net increase (decrease)		20,671	39,416
Net assets, beginning		424,589	385,173
Net assets, ending		$445,260	$424,589

Units sold		44,552	67,653
Units redeemed		(26,730)	(55,174)
Net increase (decrease)		17,822	12,479
Units outstanding, beginning		227,067	214,588
Units outstanding, ending		244,889	227,067

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,593,554
Cost of units redeemed/account charges			(1,387,195)
Net investment income (loss)			(5,721)
Net realized gain (loss)			12,497
Realized gain distributions			300,338
Net change in unrealized appreciation (depreciation)			(68,213)
Net assets			$445,260

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	245	$445	1.25%	-2.8%	12/31/2024	$1.86	0	$0	1.00%	-2.5%	12/31/2024	$1.89	0	$0	0.75%	-2.3%
12/31/2023	1.87	227	425	1.25%	4.2%	12/31/2023	1.90	0	0	1.00%	4.4%	12/31/2023	1.94	0	0	0.75%	4.7%
12/31/2022	1.79	215	385	1.25%	-2.2%	12/31/2022	1.82	0	0	1.00%	-2.0%	12/31/2022	1.85	0	0	0.75%	-1.7%
12/31/2021	1.84	319	585	1.25%	12.9%	12/31/2021	1.86	0	0	1.00%	13.2%	12/31/2021	1.88	0	0	0.75%	13.5%
12/31/2020	1.63	394	640	1.25%	11.3%	12/31/2020	1.64	0	0	1.00%	11.6%	12/31/2020	1.66	0	0	0.75%	11.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.93	0	$0	0.50%	-2.0%	12/31/2024	$1.97	0	$0	0.25%	-1.8%	12/31/2024	$2.01	0	$0	0.00%	-1.5%
12/31/2023	1.97	0	0	0.50%	5.0%	12/31/2023	2.01	0	0	0.25%	5.2%	12/31/2023	2.04	0	0	0.00%	5.5%
12/31/2022	1.88	0	0	0.50%	-1.5%	12/31/2022	1.91	0	0	0.25%	-1.3%	12/31/2022	1.94	0	0	0.00%	-1.0%
12/31/2021	1.91	0	0	0.50%	13.8%	12/31/2021	1.93	0	0	0.25%	14.1%	12/31/2021	1.96	0	0	0.00%	14.4%
12/31/2020	1.68	0	0	0.50%	12.1%	12/31/2020	1.69	0	0	0.25%	12.4%	12/31/2020	1.71	0	0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	0.9%
2022	0.7%
2021	0.8%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,945,170	$5,002,625	912,040
Receivables: investments sold	-
Payables: investments purchased	(1,073)
Net assets	$4,944,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,944,097	3,805,909	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$4,944,097	3,805,909

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$297,581
Mortality & expense charges			(58,387)
Net investment income (loss)			239,194

Gain (loss) on investments:
Net realized gain (loss)			(49,167)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,750
Net gain (loss)			(12,417)

Increase (decrease) in net assets from operations			$226,777

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$239,194	$220,616
Net realized gain (loss)		(49,167)	(108,200)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		36,750	341,553

Increase (decrease) in net assets from operations		226,777	453,969

Contract owner transactions:
Proceeds from units sold		2,190,202	1,696,794
Cost of units redeemed		(2,275,383)	(1,708,097)
Account charges		(6,237)	(5,311)
Increase (decrease)		(91,418)	(16,614)
Net increase (decrease)		135,359	437,355
Net assets, beginning		4,808,738	4,371,383
Net assets, ending		$4,944,097	$4,808,738

Units sold		1,773,776	1,457,997
Units redeemed		(1,822,026)	(1,475,205)
Net increase (decrease)		(48,250)	(17,208)
Units outstanding, beginning		3,854,159	3,871,367
Units outstanding, ending		3,805,909	3,854,159

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,658,559
Cost of units redeemed/account charges			(10,619,607)
Net investment income (loss)			1,198,529
Net realized gain (loss)			(235,929)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(57,455)
Net assets			$4,944,097

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	3,806	$4,944	1.25%	5.1%	12/31/2024	$1.33	0	$0	1.00%	5.3%	12/31/2024	$1.35	0	$0	0.75%	5.6%
12/31/2023	1.24	3,471	4,291	1.25%	10.4%	12/31/2023	1.26	0	0	1.00%	10.6%	12/31/2023	1.28	0	0	0.75%	10.9%
12/31/2022	1.12	3,477	3,894	1.25%	-10.1%	12/31/2022	1.14	0	0	1.00%	-9.9%	12/31/2022	1.15	0	0	0.75%	-9.7%
12/31/2021	1.25	2,671	3,328	1.25%	2.5%	12/31/2021	1.26	9	12	1.00%	2.7%	12/31/2021	1.28	0	0	0.75%	3.0%
12/31/2020	1.22	2,293	2,789	1.25%	4.1%	12/31/2020	1.23	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	5.9%	12/31/2024	$1.41	0	$0	0.25%	6.1%	12/31/2024	$1.44	0	$0	0.00%	6.4%
12/31/2023	1.30	0	0	0.50%	11.2%	12/31/2023	1.33	0	0	0.25%	11.5%	12/31/2023	1.35	383	517	0.00%	11.8%
12/31/2022	1.17	0	0	0.50%	-9.4%	12/31/2022	1.19	0	0	0.25%	-9.2%	12/31/2022	1.21	395	477	0.00%	-9.0%
12/31/2021	1.29	0	0	0.50%	3.2%	12/31/2021	1.31	0	0	0.25%	3.5%	12/31/2021	1.33	590	783	0.00%	3.8%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.27	0	0	0.25%	5.2%	12/31/2020	1.28	676	864	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	6.1%
2023	5.9%
2022	4.6%
2021	4.0%
2020	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,581,611	$10,313,850	945,732
Receivables: investments sold	-
Payables: investments purchased	(353)
Net assets	$9,581,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,581,258	9,277,063	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$9,581,258	9,277,063

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$324,774
Mortality & expense charges			(108,900)
Net investment income (loss)			215,874

Gain (loss) on investments:
Net realized gain (loss)			(56,109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(149,738)
Net gain (loss)			(205,847)

Increase (decrease) in net assets from operations			$10,027

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$215,874	$141,261
Net realized gain (loss)		(56,109)	(226,642)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(149,738)	416,748

Increase (decrease) in net assets from operations		10,027	331,367

Contract owner transactions:
Proceeds from units sold		2,798,159	3,086,527
Cost of units redeemed		(1,361,584)	(1,924,834)
Account charges		(12,067)	(8,829)
Increase (decrease)		1,424,508	1,152,864
Net increase (decrease)		1,434,535	1,484,231
Net assets, beginning		8,146,723	6,662,492
Net assets, ending		$9,581,258	$8,146,723

Units sold		2,728,598	3,143,266
Units redeemed		(1,359,178)	(2,010,428)
Net increase (decrease)		1,369,420	1,132,838
Units outstanding, beginning		7,907,643	6,774,805
Units outstanding, ending		9,277,063	7,907,643

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,898,075
Cost of units redeemed/account charges			(10,987,990)
Net investment income (loss)			558,928
Net realized gain (loss)			(283,027)
Realized gain distributions			127,511
Net change in unrealized appreciation (depreciation)			(732,239)
Net assets			$9,581,258

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	9,277	$9,581	1.25%	0.2%	12/31/2024	$1.05	0	$0	1.00%	0.5%	12/31/2024	$1.08	0	$0	0.75%	0.8%
12/31/2023	1.03	7,908	8,147	1.25%	4.8%	12/31/2023	1.05	0	0	1.00%	5.0%	12/31/2023	1.07	0	0	0.75%	5.3%
12/31/2022	0.98	6,775	6,662	1.25%	-14.3%	12/31/2022	1.00	0	0	1.00%	-14.1%	12/31/2022	1.01	0	0	0.75%	-13.9%
12/31/2021	1.15	5,805	6,665	1.25%	-3.6%	12/31/2021	1.16	0	0	1.00%	-3.3%	12/31/2021	1.18	0	0	0.75%	-3.1%
12/31/2020	1.19	4,267	5,082	1.25%	8.5%	12/31/2020	1.20	0	0	1.00%	8.7%	12/31/2020	1.22	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	1.0%	12/31/2024	$1.12	0	$0	0.25%	1.3%	12/31/2024	$1.14	0	$0	0.00%	1.5%
12/31/2023	1.09	0	0	0.50%	5.5%	12/31/2023	1.11	0	0	0.25%	5.8%	12/31/2023	1.13	0	0	0.00%	6.1%
12/31/2022	1.03	0	0	0.50%	-13.7%	12/31/2022	1.04	0	0	0.25%	-13.5%	12/31/2022	1.06	0	0	0.00%	-13.3%
12/31/2021	1.19	0	0	0.50%	-2.9%	12/31/2021	1.21	0	0	0.25%	-2.6%	12/31/2021	1.22	0	0	0.00%	-2.4%
12/31/2020	1.23	0	0	0.50%	9.3%	12/31/2020	1.24	0	0	0.25%	9.5%	12/31/2020	1.25	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	3.1%
2022	2.1%
2021	1.7%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,998,879	$2,048,609	234,897
Receivables: investments sold	12,102
Payables: investments purchased	-
Net assets	$2,010,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,010,981	1,836,652	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$2,010,981	1,836,652

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$85,263
Mortality & expense charges			(23,162)
Net investment income (loss)			62,101

Gain (loss) on investments:
Net realized gain (loss)			(4,566)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(24,845)
Net gain (loss)			(29,411)

Increase (decrease) in net assets from operations			$32,690

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,101	$42,030
Net realized gain (loss)		(4,566)	(18,500)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(24,845)	85,493

Increase (decrease) in net assets from operations		32,690	109,023

Contract owner transactions:
Proceeds from units sold		416,737	433,064
Cost of units redeemed		(165,286)	(130,149)
Account charges		(870)	(893)
Increase (decrease)		250,581	302,022
Net increase (decrease)		283,271	411,045
Net assets, beginning		1,727,710	1,316,665
Net assets, ending		$2,010,981	$1,727,710

Units sold		381,754	423,803
Units redeemed		(154,661)	(130,073)
Net increase (decrease)		227,093	293,730
Units outstanding, beginning		1,609,559	1,315,829
Units outstanding, ending		1,836,652	1,609,559

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,685,128
Cost of units redeemed/account charges			(751,681)
Net investment income (loss)			137,822
Net realized gain (loss)			(32,636)
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			(49,730)
Net assets			$2,010,981

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	1,837	$2,011	1.25%	2.0%	12/31/2024	$1.12	0	$0	1.00%	2.3%	12/31/2024	$1.14	0	$0	0.75%	2.5%
12/31/2023	1.07	1,610	1,728	1.25%	7.3%	12/31/2023	1.09	0	0	1.00%	7.5%	12/31/2023	1.11	0	0	0.75%	7.8%
12/31/2022	1.00	1,316	1,317	1.25%	-14.9%	12/31/2022	1.02	0	0	1.00%	-14.6%	12/31/2022	1.03	0	0	0.75%	-14.4%
12/31/2021	1.18	518	609	1.25%	-2.4%	12/31/2021	1.19	0	0	1.00%	-2.1%	12/31/2021	1.21	0	0	0.75%	-1.9%
12/31/2020	1.20	370	446	1.25%	9.1%	12/31/2020	1.22	0	0	1.00%	9.3%	12/31/2020	1.23	0	0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	0	$0	0.50%	2.8%	12/31/2024	$1.19	0	$0	0.25%	3.0%	12/31/2024	$1.21	0	$0	0.00%	3.3%
12/31/2023	1.13	0	0	0.50%	8.1%	12/31/2023	1.15	0	0	0.25%	8.3%	12/31/2023	1.17	0	0	0.00%	8.6%
12/31/2022	1.05	0	0	0.50%	-14.2%	12/31/2022	1.06	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.22	0	0	0.50%	-1.6%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.25	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.9%	12/31/2020	1.25	0	0	0.25%	10.2%	12/31/2020	1.27	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.6%
2023	4.0%
2022	2.0%
2021	2.0%
2020	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,600,312	$1,750,633	164,940
Receivables: investments sold	4,728
Payables: investments purchased	-
Net assets	$1,605,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,605,040	1,618,769	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$1,605,040	1,618,769

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$65,326
Mortality & expense charges			(20,074)
Net investment income (loss)			45,252

Gain (loss) on investments:
Net realized gain (loss)			(29,872)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,750)
Net gain (loss)			(38,622)

Increase (decrease) in net assets from operations			$6,630

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,252	$33,724
Net realized gain (loss)		(29,872)	(73,666)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(8,750)	79,408

Increase (decrease) in net assets from operations		6,630	39,466

Contract owner transactions:
Proceeds from units sold		401,575	515,013
Cost of units redeemed		(325,034)	(480,248)
Account charges		(4,099)	(3,588)
Increase (decrease)		72,442	31,177
Net increase (decrease)		79,072	70,643
Net assets, beginning		1,525,968	1,455,325
Net assets, ending		$1,605,040	$1,525,968

Units sold		415,996	536,840
Units redeemed		(339,515)	(507,885)
Net increase (decrease)		76,481	28,955
Units outstanding, beginning		1,542,288	1,513,333
Units outstanding, ending		1,618,769	1,542,288

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,686,583
Cost of units redeemed/account charges			(6,135,242)
Net investment income (loss)			107,065
Net realized gain (loss)			21,220
Realized gain distributions			75,735
Net change in unrealized appreciation (depreciation)			(150,321)
Net assets			$1,605,040

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	1,619	$1,605	1.25%	0.2%	12/31/2024	$1.01	0	$0	1.00%	0.5%	12/31/2024	$1.03	0	$0	0.75%	0.7%
12/31/2023	0.99	1,542	1,526	1.25%	2.9%	12/31/2023	1.01	0	0	1.00%	3.1%	12/31/2023	1.02	0	0	0.75%	3.4%
12/31/2022	0.96	1,513	1,455	1.25%	-11.5%	12/31/2022	0.98	0	0	1.00%	-11.2%	12/31/2022	0.99	0	0	0.75%	-11.0%
12/31/2021	1.09	1,557	1,691	1.25%	-3.4%	12/31/2021	1.10	0	0	1.00%	-3.2%	12/31/2021	1.11	0	0	0.75%	-2.9%
12/31/2020	1.12	1,819	2,045	1.25%	7.0%	12/31/2020	1.14	0	0	1.00%	7.2%	12/31/2020	1.15	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	1.0%	12/31/2024	$1.07	0	$0	0.25%	1.2%	12/31/2024	$1.10	0	$0	0.00%	1.5%
12/31/2023	1.04	0	0	0.50%	3.7%	12/31/2023	1.06	0	0	0.25%	3.9%	12/31/2023	1.08	0	0	0.00%	4.2%
12/31/2022	1.01	0	0	0.50%	-10.8%	12/31/2022	1.02	0	0	0.25%	-10.6%	12/31/2022	1.04	0	0	0.00%	-10.3%
12/31/2021	1.13	0	0	0.50%	-2.7%	12/31/2021	1.14	0	0	0.25%	-2.4%	12/31/2021	1.16	0	0	0.00%	-2.2%
12/31/2020	1.16	0	0	0.50%	7.8%	12/31/2020	1.17	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	3.5%
2022	2.0%
2021	0.9%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,071,204	$4,259,458	199,321
Receivables: investments sold	2,926
Payables: investments purchased	-
Net assets	$4,074,130

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,074,130	2,977,776	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$4,074,130	2,977,776

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$125,832
Mortality & expense charges			(50,370)
Net investment income (loss)			75,462

Gain (loss) on investments:
Net realized gain (loss)			(3,298)
Realized gain distributions			150,618
Net change in unrealized appreciation (depreciation)			20,040
Net gain (loss)			167,360

Increase (decrease) in net assets from operations			$242,822

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,462	$66,271
Net realized gain (loss)		(3,298)	(142,552)
Realized gain distributions		150,618	84,387
Net change in unrealized appreciation (depreciation)		20,040	412,189

Increase (decrease) in net assets from operations		242,822	420,295

Contract owner transactions:
Proceeds from units sold		416,870	524,017
Cost of units redeemed		(382,800)	(1,413,227)
Account charges		(1,777)	(1,543)
Increase (decrease)		32,293	(890,753)
Net increase (decrease)		275,115	(470,458)
Net assets, beginning		3,799,015	4,269,473
Net assets, ending		$4,074,130	$3,799,015

Units sold		313,553	433,267
Units redeemed		(284,457)	(1,165,643)
Net increase (decrease)		29,096	(732,376)
Units outstanding, beginning		2,948,680	3,681,056
Units outstanding, ending		2,977,776	2,948,680

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,822,777
Cost of units redeemed/account charges			(9,057,159)
Net investment income (loss)			238,525
Net realized gain (loss)			(168,291)
Realized gain distributions			426,532
Net change in unrealized appreciation (depreciation)			(188,254)
Net assets			$4,074,130

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.37	2,978	$4,074	1.25%	6.2%	12/31/2024	$1.40	0	$0	1.00%	6.5%	12/31/2024	$1.42	0	$0	0.75%	6.7%
12/31/2023	1.29	2,949	3,799	1.25%	11.1%	12/31/2023	1.31	0	0	1.00%	11.4%	12/31/2023	1.33	0	0	0.75%	11.6%
12/31/2022	1.16	3,681	4,269	1.25%	-16.0%	12/31/2022	1.18	0	0	1.00%	-15.8%	12/31/2022	1.20	0	0	0.75%	-15.6%
12/31/2021	1.38	3,251	4,492	1.25%	4.7%	12/31/2021	1.40	0	0	1.00%	5.0%	12/31/2021	1.42	0	0	0.75%	5.3%
12/31/2020	1.32	3,008	3,968	1.25%	10.1%	12/31/2020	1.33	0	0	1.00%	10.4%	12/31/2020	1.35	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	7.0%	12/31/2024	$1.48	0	$0	0.25%	7.3%	12/31/2024	$1.51	0	$0	0.00%	7.5%
12/31/2023	1.36	0	0	0.50%	11.9%	12/31/2023	1.38	0	0	0.25%	12.2%	12/31/2023	1.41	0	0	0.00%	12.5%
12/31/2022	1.21	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.25	0	0	0.00%	-15.0%
12/31/2021	1.44	0	0	0.50%	5.5%	12/31/2021	1.45	0	0	0.25%	5.8%	12/31/2021	1.47	0	0	0.00%	6.0%
12/31/2020	1.36	0	0	0.50%	11.0%	12/31/2020	1.37	0	0	0.25%	11.2%	12/31/2020	1.39	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.2%
2023	2.9%
2022	1.9%
2021	2.0%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,636,169	$14,694,378	377,074
Receivables: investments sold	19,216
Payables: investments purchased	-
Net assets	$16,655,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,655,385	9,216,423	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.92
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$16,655,385	9,216,423

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$391,115
Mortality & expense charges			(206,171)
Net investment income (loss)			184,944

Gain (loss) on investments:
Net realized gain (loss)			281,976
Realized gain distributions			586,035
Net change in unrealized appreciation (depreciation)			746,890
Net gain (loss)			1,614,901

Increase (decrease) in net assets from operations			$1,799,845

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$184,944	$174,467
Net realized gain (loss)		281,976	19,517
Realized gain distributions		586,035	98,112
Net change in unrealized appreciation (depreciation)		746,890	1,801,262

Increase (decrease) in net assets from operations		1,799,845	2,093,358

Contract owner transactions:
Proceeds from units sold		1,684,693	2,748,853
Cost of units redeemed		(1,939,248)	(862,202)
Account charges		(6,735)	(7,001)
Increase (decrease)		(261,290)	1,879,650
Net increase (decrease)		1,538,555	3,973,008
Net assets, beginning		15,116,830	11,143,822
Net assets, ending		$16,655,385	$15,116,830

Units sold		978,361	1,864,690
Units redeemed		(1,110,916)	(584,759)
Net increase (decrease)		(132,555)	1,279,931
Units outstanding, beginning		9,348,978	8,069,047
Units outstanding, ending		9,216,423	9,348,978

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,840,207
Cost of units redeemed/account charges			(17,776,021)
Net investment income (loss)			656,893
Net realized gain (loss)			848,793
Realized gain distributions			1,143,722
Net change in unrealized appreciation (depreciation)			1,941,791
Net assets			$16,655,385

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.81	9,216	$16,655	1.25%	11.8%	12/31/2024	$1.84	0	$0	1.00%	12.0%	12/31/2024	$1.88	0	$0	0.75%	12.3%
12/31/2023	1.62	9,349	15,117	1.25%	17.1%	12/31/2023	1.65	0	0	1.00%	17.4%	12/31/2023	1.68	0	0	0.75%	17.7%
12/31/2022	1.38	8,069	11,144	1.25%	-18.1%	12/31/2022	1.40	0	0	1.00%	-17.9%	12/31/2022	1.42	0	0	0.75%	-17.7%
12/31/2021	1.69	7,394	12,471	1.25%	12.9%	12/31/2021	1.71	0	0	1.00%	13.2%	12/31/2021	1.73	0	0	0.75%	13.5%
12/31/2020	1.49	8,243	12,311	1.25%	14.0%	12/31/2020	1.51	0	0	1.00%	14.3%	12/31/2020	1.52	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.92	0	$0	0.50%	12.6%	12/31/2024	$1.96	0	$0	0.25%	12.9%	12/31/2024	$2.00	0	$0	0.00%	13.2%
12/31/2023	1.70	0	0	0.50%	18.0%	12/31/2023	1.74	0	0	0.25%	18.3%	12/31/2023	1.77	0	0	0.00%	18.5%
12/31/2022	1.45	0	0	0.50%	-17.5%	12/31/2022	1.47	0	0	0.25%	-17.3%	12/31/2022	1.49	0	0	0.00%	-17.1%
12/31/2021	1.75	0	0	0.50%	13.8%	12/31/2021	1.77	0	0	0.25%	14.1%	12/31/2021	1.80	0	0	0.00%	14.4%
12/31/2020	1.54	0	0	0.50%	14.9%	12/31/2020	1.56	0	0	0.25%	15.2%	12/31/2020	1.57	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.6%
2022	2.0%
2021	1.9%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Income Fund Investor Class - 06-FKC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$783,987	$830,681	52,226
Receivables: investments sold	975
Payables: investments purchased	-
Net assets	$784,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784,962	666,614	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$784,962	666,614

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,337
Mortality & expense charges			(9,680)
Net investment income (loss)			17,657

Gain (loss) on investments:
Net realized gain (loss)			(2,862)
Realized gain distributions			15,181
Net change in unrealized appreciation (depreciation)			(3,737)
Net gain (loss)			8,582

Increase (decrease) in net assets from operations			$26,239

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,657	$13,676
Net realized gain (loss)		(2,862)	(19,313)
Realized gain distributions		15,181	-
Net change in unrealized appreciation (depreciation)		(3,737)	57,211

Increase (decrease) in net assets from operations		26,239	51,574

Contract owner transactions:
Proceeds from units sold		93,980	210,537
Cost of units redeemed		(68,206)	(140,705)
Account charges		(279)	(243)
Increase (decrease)		25,495	69,589
Net increase (decrease)		51,734	121,163
Net assets, beginning		733,228	612,065
Net assets, ending		$784,962	$733,228

Units sold		81,227	193,855
Units redeemed		(58,195)	(131,156)
Net increase (decrease)		23,032	62,699
Units outstanding, beginning		643,582	580,883
Units outstanding, ending		666,614	643,582

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,596,304
Cost of units redeemed/account charges			(813,265)
Net investment income (loss)			42,565
Net realized gain (loss)			(23,486)
Realized gain distributions			29,538
Net change in unrealized appreciation (depreciation)			(46,694)
Net assets			$784,962

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	667	$785	1.25%	3.4%	12/31/2024	$1.20	0	$0	1.00%	3.6%	12/31/2024	$1.23	0	$0	0.75%	3.9%
12/31/2023	1.14	644	733	1.25%	8.1%	12/31/2023	1.16	0	0	1.00%	8.4%	12/31/2023	1.18	0	0	0.75%	8.7%
12/31/2022	1.05	581	612	1.25%	-15.0%	12/31/2022	1.07	0	0	1.00%	-14.8%	12/31/2022	1.09	0	0	0.75%	-14.6%
12/31/2021	1.24	522	647	1.25%	0.7%	12/31/2021	1.26	0	0	1.00%	0.9%	12/31/2021	1.27	0	0	0.75%	1.2%
12/31/2020	1.23	486	598	1.25%	7.8%	12/31/2020	1.24	0	0	1.00%	8.0%	12/31/2020	1.26	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.25	0	$0	0.50%	4.1%	12/31/2024	$1.28	0	$0	0.25%	4.4%	12/31/2024	$1.30	0	$0	0.00%	4.7%
12/31/2023	1.20	0	0	0.50%	8.9%	12/31/2023	1.22	0	0	0.25%	9.2%	12/31/2023	1.24	0	0	0.00%	9.5%
12/31/2022	1.10	0	0	0.50%	-14.4%	12/31/2022	1.12	0	0	0.25%	-14.1%	12/31/2022	1.14	0	0	0.00%	-13.9%
12/31/2021	1.29	0	0	0.50%	1.4%	12/31/2021	1.30	0	0	0.25%	1.7%	12/31/2021	1.32	0	0	0.00%	1.9%
12/31/2020	1.27	0	0	0.50%	8.6%	12/31/2020	1.28	0	0	0.25%	8.9%	12/31/2020	1.30	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.3%
2022	1.9%
2021	2.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,857,795	$12,322,508	410,675
Receivables: investments sold	8,670
Payables: investments purchased	-
Net assets	$12,866,465

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,866,465	8,165,425	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$12,866,465	8,165,425

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$352,857
Mortality & expense charges			(159,050)
Net investment income (loss)			193,807

Gain (loss) on investments:
Net realized gain (loss)			131,502
Realized gain distributions			522,820
Net change in unrealized appreciation (depreciation)			242,059
Net gain (loss)			896,381

Increase (decrease) in net assets from operations			$1,090,188

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$193,807	$170,833
Net realized gain (loss)		131,502	(13,081)
Realized gain distributions		522,820	164,730
Net change in unrealized appreciation (depreciation)		242,059	1,192,820

Increase (decrease) in net assets from operations		1,090,188	1,515,302

Contract owner transactions:
Proceeds from units sold		1,240,790	1,041,073
Cost of units redeemed		(1,724,912)	(938,112)
Account charges		(7,251)	(7,505)
Increase (decrease)		(491,373)	95,456
Net increase (decrease)		598,815	1,610,758
Net assets, beginning		12,267,650	10,656,892
Net assets, ending		$12,866,465	$12,267,650

Units sold		823,137	778,009
Units redeemed		(1,138,614)	(700,125)
Net increase (decrease)		(315,477)	77,884
Units outstanding, beginning		8,480,902	8,403,018
Units outstanding, ending		8,165,425	8,480,902

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,828,859
Cost of units redeemed/account charges			(19,805,458)
Net investment income (loss)			771,235
Net realized gain (loss)			191,811
Realized gain distributions			1,344,731
Net change in unrealized appreciation (depreciation)			535,287
Net assets			$12,866,465

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.58	8,165	$12,866	1.25%	8.9%	12/31/2024	$1.61	0	$0	1.00%	9.2%	12/31/2024	$1.64	0	$0	0.75%	9.5%
12/31/2023	1.45	8,481	12,268	1.25%	14.1%	12/31/2023	1.47	0	0	1.00%	14.3%	12/31/2023	1.50	0	0	0.75%	14.6%
12/31/2022	1.27	8,403	10,657	1.25%	-17.0%	12/31/2022	1.29	0	0	1.00%	-16.8%	12/31/2022	1.31	0	0	0.75%	-16.6%
12/31/2021	1.53	10,487	16,031	1.25%	8.7%	12/31/2021	1.55	0	0	1.00%	9.0%	12/31/2021	1.57	0	0	0.75%	9.3%
12/31/2020	1.41	9,530	13,401	1.25%	12.2%	12/31/2020	1.42	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	0	$0	0.50%	9.8%	12/31/2024	$1.71	0	$0	0.25%	10.0%	12/31/2024	$1.74	0	$0	0.00%	10.3%
12/31/2023	1.53	0	0	0.50%	14.9%	12/31/2023	1.55	0	0	0.25%	15.2%	12/31/2023	1.58	0	0	0.00%	15.5%
12/31/2022	1.33	0	0	0.50%	-16.4%	12/31/2022	1.35	0	0	0.25%	-16.2%	12/31/2022	1.37	0	0	0.00%	-16.0%
12/31/2021	1.59	0	0	0.50%	9.5%	12/31/2021	1.61	0	0	0.25%	9.8%	12/31/2021	1.63	0	0	0.00%	10.1%
12/31/2020	1.45	0	0	0.50%	13.0%	12/31/2020	1.46	0	0	0.25%	13.3%	12/31/2020	1.48	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.8%
2023	2.7%
2022	1.8%
2021	2.0%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Materials Index Fund Admiral Class - 06-FKG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,059	$68,115	777
Receivables: investments sold	5,375
Payables: investments purchased	-
Net assets	$74,434

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,434	44,093	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.87
Total	$74,434	44,093

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,400
Mortality & expense charges			(1,187)
Net investment income (loss)			213

Gain (loss) on investments:
Net realized gain (loss)			5,755
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,035)
Net gain (loss)			2,720

Increase (decrease) in net assets from operations			$2,933

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$213	$633
Net realized gain (loss)		5,755	(689)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(3,035)	13,359

Increase (decrease) in net assets from operations		2,933	13,303

Contract owner transactions:
Proceeds from units sold		14,057	17,605
Cost of units redeemed		(62,885)	(18,575)
Account charges		(9)	(9)
Increase (decrease)		(48,837)	(979)
Net increase (decrease)		(45,904)	12,324
Net assets, beginning		120,338	108,014
Net assets, ending		$74,434	$120,338

Units sold		8,154	11,230
Units redeemed		(34,783)	(11,781)
Net increase (decrease)		(26,629)	(551)
Units outstanding, beginning		70,722	71,273
Units outstanding, ending		44,093	70,722

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$206,422
Cost of units redeemed/account charges			(146,226)
Net investment income (loss)			2,060
Net realized gain (loss)			11,234
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			944
Net assets			$74,434

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.69	44	$74	1.25%	-0.8%	12/31/2024	$1.72	0	$0	1.00%	-0.5%	12/31/2024	$1.76	0	$0	0.75%	-0.3%
12/31/2023	1.70	71	120	1.25%	12.3%	12/31/2023	1.73	0	0	1.00%	12.6%	12/31/2023	1.76	0	0	0.75%	12.8%
12/31/2022	1.52	71	108	1.25%	-12.8%	12/31/2022	1.54	0	0	1.00%	-12.6%	12/31/2022	1.56	0	0	0.75%	-12.4%
12/31/2021	1.74	40	70	1.25%	25.7%	12/31/2021	1.76	0	0	1.00%	26.0%	12/31/2021	1.78	0	0	0.75%	26.4%
12/31/2020	1.38	17	23	1.25%	18.0%	12/31/2020	1.40	0	0	1.00%	18.3%	12/31/2020	1.41	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	0	$0	0.50%	0.0%	12/31/2024	$1.83	0	$0	0.25%	0.2%	12/31/2024	$1.87	0	$0	0.00%	0.5%
12/31/2023	1.79	0	0	0.50%	13.1%	12/31/2023	1.83	0	0	0.25%	13.4%	12/31/2023	1.86	0	0	0.00%	13.7%
12/31/2022	1.59	0	0	0.50%	-12.2%	12/31/2022	1.61	0	0	0.25%	-12.0%	12/31/2022	1.63	0	0	0.00%	-11.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.85	0	0	0.00%	27.3%
12/31/2020	1.43	0	0	0.50%	18.8%	12/31/2020	1.44	0	0	0.25%	19.1%	12/31/2020	1.46	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.8%
2022	2.2%
2021	1.8%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,534,041	$2,285,635	93,986
Receivables: investments sold	-
Payables: investments purchased	(3,917)
Net assets	$2,530,124

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,759,842	852,771	$2.06
Band 100	-	-	2.11
Band 75	-	-	2.15
Band 50	-	-	2.19
Band 25	-	-	2.24
Band 0	770,282	337,464	2.28
Total	$2,530,124	1,190,235

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$44,823
Mortality & expense charges			(22,878)
Net investment income (loss)			21,945

Gain (loss) on investments:
Net realized gain (loss)			(64,963)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			416,155
Net gain (loss)			351,192

Increase (decrease) in net assets from operations			$373,137

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,945	$(20,595)
Net realized gain (loss)		(64,963)	(162,212)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		416,155	774,433

Increase (decrease) in net assets from operations		373,137	591,626

Contract owner transactions:
Proceeds from units sold		250,340	1,493,547
Cost of units redeemed		(962,181)	(1,886,004)
Account charges		(1,518)	(1,883)
Increase (decrease)		(713,359)	(394,340)
Net increase (decrease)		(340,222)	197,286
Net assets, beginning		2,870,346	2,673,060
Net assets, ending		$2,530,124	$2,870,346

Units sold		131,814	2,444,540
Units redeemed		(525,785)	(2,708,003)
Net increase (decrease)		(393,971)	(263,463)
Units outstanding, beginning		1,584,206	1,847,669
Units outstanding, ending		1,190,235	1,584,206

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$21,051,948
Cost of units redeemed/account charges			(22,128,924)
Net investment income (loss)			(287,343)
Net realized gain (loss)			823,092
Realized gain distributions			2,822,945
Net change in unrealized appreciation (depreciation)			248,406
Net assets			$2,530,124

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	853	$1,760	1.25%	16.3%	12/31/2024	$2.11	0	$0	1.00%	16.6%	12/31/2024	$2.15	0	$0	0.75%	16.9%
12/31/2023	1.77	1,216	2,156	1.25%	22.6%	12/31/2023	1.81	0	0	1.00%	22.9%	12/31/2023	1.84	0	0	0.75%	23.2%
12/31/2022	1.45	1,848	2,673	1.25%	-31.0%	12/31/2022	1.47	0	0	1.00%	-30.8%	12/31/2022	1.49	0	0	0.75%	-30.6%
12/31/2021	2.10	1,565	3,281	1.25%	8.4%	12/31/2021	2.12	0	0	1.00%	8.7%	12/31/2021	2.15	0	0	0.75%	8.9%
12/31/2020	1.93	2,509	4,852	1.25%	31.8%	12/31/2020	1.95	0	0	1.00%	32.1%	12/31/2020	1.97	0	0	0.75%	32.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.19	0	$0	0.50%	17.2%	12/31/2024	$2.24	0	$0	0.25%	17.5%	12/31/2024	$2.28	337	$770	0.00%	17.8%
12/31/2023	1.87	0	0	0.50%	23.5%	12/31/2023	1.90	0	0	0.25%	23.8%	12/31/2023	1.94	369	714	0.00%	24.1%
12/31/2022	1.51	0	0	0.50%	-30.5%	12/31/2022	1.54	0	0	0.25%	-30.3%	12/31/2022	1.56	0	0	0.00%	-30.1%
12/31/2021	2.18	0	0	0.50%	9.2%	12/31/2021	2.21	0	0	0.25%	9.5%	12/31/2021	2.23	0	0	0.00%	9.8%
12/31/2020	1.99	0	0	0.50%	32.7%	12/31/2020	2.01	0	0	0.25%	33.1%	12/31/2020	2.03	0	0	0.00%	33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.7%
2023	0.4%
2022	0.2%
2021	0.0%
2020	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,542,531	$40,031,441	170,810
Receivables: investments sold	290,220
Payables: investments purchased	-
Net assets	$55,832,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,832,751	27,822,239	$2.01
Band 100	-	-	2.05
Band 75	-	-	2.09
Band 50	-	-	2.13
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$55,832,751	27,822,239

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$847,143
Mortality & expense charges			(665,302)
Net investment income (loss)			181,841

Gain (loss) on investments:
Net realized gain (loss)			2,868,583
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,056,026
Net gain (loss)			6,924,609

Increase (decrease) in net assets from operations			$7,106,450

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$181,841	$270,118
Net realized gain (loss)		2,868,583	597,261
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,056,026	6,057,225

Increase (decrease) in net assets from operations		7,106,450	6,924,604

Contract owner transactions:
Proceeds from units sold		9,173,290	10,103,088
Cost of units redeemed		(15,375,083)	(8,825,775)
Account charges		(64,286)	(60,899)
Increase (decrease)		(6,266,079)	1,216,414
Net increase (decrease)		840,371	8,141,018
Net assets, beginning		54,992,380	46,851,362
Net assets, ending		$55,832,751	$54,992,380

Units sold		5,039,002	6,215,607
Units redeemed		(8,138,813)	(5,455,857)
Net increase (decrease)		(3,099,811)	759,750
Units outstanding, beginning		30,922,050	30,162,300
Units outstanding, ending		27,822,239	30,922,050

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$110,382,798
Cost of units redeemed/account charges			(82,696,684)
Net investment income (loss)			1,436,506
Net realized gain (loss)			11,199,041
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,511,090
Net assets			$55,832,751

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.01	27,822	$55,833	1.25%	13.8%	12/31/2024	$2.05	0	$0	1.00%	14.1%	12/31/2024	$2.09	0	$0	0.75%	14.4%
12/31/2023	1.76	28,109	49,574	1.25%	14.5%	12/31/2023	1.80	0	0	1.00%	14.8%	12/31/2023	1.83	0	0	0.75%	15.1%
12/31/2022	1.54	26,787	41,245	1.25%	-19.7%	12/31/2022	1.56	0	0	1.00%	-19.5%	12/31/2022	1.59	0	0	0.75%	-19.3%
12/31/2021	1.92	25,540	48,981	1.25%	23.0%	12/31/2021	1.94	0	0	1.00%	23.3%	12/31/2021	1.97	0	0	0.75%	23.6%
12/31/2020	1.56	28,313	44,159	1.25%	16.8%	12/31/2020	1.58	0	0	1.00%	17.1%	12/31/2020	1.59	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.13	0	$0	0.50%	14.6%	12/31/2024	$2.18	0	$0	0.25%	14.9%	12/31/2024	$2.22	0	$0	0.00%	15.2%
12/31/2023	1.86	0	0	0.50%	15.4%	12/31/2023	1.89	0	0	0.25%	15.7%	12/31/2023	1.93	2,813	5,418	0.00%	16.0%
12/31/2022	1.61	0	0	0.50%	-19.1%	12/31/2022	1.64	0	0	0.25%	-18.9%	12/31/2022	1.66	3,376	5,607	0.00%	-18.7%
12/31/2021	1.99	0	0	0.50%	23.9%	12/31/2021	2.02	0	0	0.25%	24.2%	12/31/2021	2.04	3,687	7,533	0.00%	24.5%
12/31/2020	1.61	0	0	0.50%	17.7%	12/31/2020	1.62	0	0	0.25%	17.9%	12/31/2020	1.64	4,211	6,909	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.5%
2023	1.6%
2022	1.4%
2021	1.2%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard REIT Index Fund Admiral Class - 06-FKK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,880,189	$5,934,759	46,987
Receivables: investments sold	54,858
Payables: investments purchased	-
Net assets	$5,935,047

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,935,047	4,404,393	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$5,935,047	4,404,393

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$220,034
Mortality & expense charges			(71,334)
Net investment income (loss)			148,700

Gain (loss) on investments:
Net realized gain (loss)			(27,925)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			83,061
Net gain (loss)			55,136

Increase (decrease) in net assets from operations			$203,836

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$148,700	$153,639
Net realized gain (loss)		(27,925)	(113,048)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		83,061	503,703

Increase (decrease) in net assets from operations		203,836	544,294

Contract owner transactions:
Proceeds from units sold		1,618,144	1,180,963
Cost of units redeemed		(1,316,669)	(1,412,403)
Account charges		(9,237)	(7,654)
Increase (decrease)		292,238	(239,094)
Net increase (decrease)		496,074	305,200
Net assets, beginning		5,438,973	5,133,773
Net assets, ending		$5,935,047	$5,438,973

Units sold		1,284,927	997,438
Units redeemed		(1,062,526)	(1,174,180)
Net increase (decrease)		222,401	(176,742)
Units outstanding, beginning		4,181,992	4,358,734
Units outstanding, ending		4,404,393	4,181,992

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,478,537
Cost of units redeemed/account charges			(8,144,959)
Net investment income (loss)			725,199
Net realized gain (loss)			(69,160)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,570)
Net assets			$5,935,047

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.35	4,404	$5,935	1.25%	3.6%	12/31/2024	$1.38	0	$0	1.00%	3.9%	12/31/2024	$1.40	0	$0	0.75%	4.1%
12/31/2023	1.30	4,182	5,439	1.25%	10.4%	12/31/2023	1.32	0	0	1.00%	10.7%	12/31/2023	1.35	0	0	0.75%	11.0%
12/31/2022	1.18	4,359	5,134	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-26.9%	12/31/2022	1.21	0	0	0.75%	-26.8%
12/31/2021	1.62	3,435	5,552	1.25%	38.7%	12/31/2021	1.64	0	0	1.00%	39.0%	12/31/2021	1.66	0	0	0.75%	39.3%
12/31/2020	1.17	2,929	3,414	1.25%	-5.8%	12/31/2020	1.18	0	0	1.00%	-5.6%	12/31/2020	1.19	0	0	0.75%	-5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.43	0	$0	0.50%	4.4%	12/31/2024	$1.46	0	$0	0.25%	4.7%	12/31/2024	$1.49	0	$0	0.00%	4.9%
12/31/2023	1.37	0	0	0.50%	11.3%	12/31/2023	1.40	0	0	0.25%	11.5%	12/31/2023	1.42	0	0	0.00%	11.8%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.25	0	0	0.25%	-26.4%	12/31/2022	1.27	0	0	0.00%	-26.2%
12/31/2021	1.68	0	0	0.50%	39.7%	12/31/2021	1.70	0	0	0.25%	40.0%	12/31/2021	1.72	0	0	0.00%	40.4%
12/31/2020	1.20	0	0	0.50%	-5.1%	12/31/2020	1.21	0	0	0.25%	-4.9%	12/31/2020	1.23	0	0	0.00%	-4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.9%
2023	4.1%
2022	3.5%
2021	2.9%
2020	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Selected Value Fund Investor Class - 06-FKM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,215,886	$3,316,423	119,309
Receivables: investments sold	12,621
Payables: investments purchased	-
Net assets	$3,228,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,011,286	1,624,712	$1.85
Band 100	-	-	1.89
Band 75	217,221	112,568	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$3,228,507	1,737,280

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$55,414
Mortality & expense charges			(35,486)
Net investment income (loss)			19,928

Gain (loss) on investments:
Net realized gain (loss)			23,233
Realized gain distributions			346,929
Net change in unrealized appreciation (depreciation)			(219,326)
Net gain (loss)			150,836

Increase (decrease) in net assets from operations			$170,764

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,928	$8,516
Net realized gain (loss)		23,233	(60,929)
Realized gain distributions		346,929	144,953
Net change in unrealized appreciation (depreciation)		(219,326)	417,094

Increase (decrease) in net assets from operations		170,764	509,634

Contract owner transactions:
Proceeds from units sold		1,163,551	493,385
Cost of units redeemed		(491,688)	(1,155,914)
Account charges		(1,871)	(1,703)
Increase (decrease)		669,992	(664,232)
Net increase (decrease)		840,756	(154,598)
Net assets, beginning		2,387,751	2,542,349
Net assets, ending		$3,228,507	$2,387,751

Units sold		675,207	327,186
Units redeemed		(297,518)	(761,381)
Net increase (decrease)		377,689	(434,195)
Units outstanding, beginning		1,359,591	1,793,786
Units outstanding, ending		1,737,280	1,359,591

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,114,396
Cost of units redeemed/account charges			(14,446,165)
Net investment income (loss)			118,979
Net realized gain (loss)			(600,215)
Realized gain distributions			2,142,049
Net change in unrealized appreciation (depreciation)			(100,537)
Net assets			$3,228,507

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	1,625	$3,011	1.25%	5.8%	12/31/2024	$1.89	0	$0	1.00%	6.1%	12/31/2024	$1.93	113	$217	0.75%	6.4%
12/31/2023	1.75	1,249	2,187	1.25%	23.8%	12/31/2023	1.78	0	0	1.00%	24.1%	12/31/2023	1.81	111	201	0.75%	24.4%
12/31/2022	1.41	1,685	2,383	1.25%	-8.6%	12/31/2022	1.44	0	0	1.00%	-8.4%	12/31/2022	1.46	109	159	0.75%	-8.1%
12/31/2021	1.55	1,589	2,460	1.25%	26.2%	12/31/2021	1.57	0	0	1.00%	26.5%	12/31/2021	1.59	102	162	0.75%	26.8%
12/31/2020	1.23	2,727	3,345	1.25%	4.5%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	96	120	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	6.6%	12/31/2024	$2.01	0	$0	0.25%	6.9%	12/31/2024	$2.05	0	$0	0.00%	7.2%
12/31/2023	1.85	0	0	0.50%	24.7%	12/31/2023	1.88	0	0	0.25%	25.0%	12/31/2023	1.91	0	0	0.00%	25.3%
12/31/2022	1.48	0	0	0.50%	-7.9%	12/31/2022	1.50	0	0	0.25%	-7.7%	12/31/2022	1.53	0	0	0.00%	-7.4%
12/31/2021	1.61	0	0	0.50%	27.1%	12/31/2021	1.63	0	0	0.25%	27.4%	12/31/2021	1.65	0	0	0.00%	27.8%
12/31/2020	1.26	0	0	0.50%	5.3%	12/31/2020	1.28	0	0	0.25%	5.6%	12/31/2020	1.29	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	1.5%
2022	1.5%
2021	1.0%
2020	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,310,000	$5,221,424	75,492
Receivables: investments sold	119,723
Payables: investments purchased	-
Net assets	$6,429,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,429,723	3,752,265	$1.71
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$6,429,723	3,752,265

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$124,569
Mortality & expense charges			(77,976)
Net investment income (loss)			46,593

Gain (loss) on investments:
Net realized gain (loss)			253,953
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			322,640
Net gain (loss)			576,593

Increase (decrease) in net assets from operations			$623,186

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,593	$56,036
Net realized gain (loss)		253,953	103,971
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		322,640	578,172

Increase (decrease) in net assets from operations		623,186	738,179

Contract owner transactions:
Proceeds from units sold		1,655,763	2,584,563
Cost of units redeemed		(1,881,975)	(2,010,603)
Account charges		(8,510)	(6,437)
Increase (decrease)		(234,722)	567,523
Net increase (decrease)		388,464	1,305,702
Net assets, beginning		6,041,259	4,735,557
Net assets, ending		$6,429,723	$6,041,259

Units sold		1,017,846	1,830,087
Units redeemed		(1,178,519)	(1,430,624)
Net increase (decrease)		(160,673)	399,463
Units outstanding, beginning		3,912,938	3,513,475
Units outstanding, ending		3,752,265	3,912,938

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,509,049
Cost of units redeemed/account charges			(9,976,103)
Net investment income (loss)			213,716
Net realized gain (loss)			594,485
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,088,576
Net assets			$6,429,723

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	3,752	$6,430	1.25%	11.0%	12/31/2024	$1.75	0	$0	1.00%	11.3%	12/31/2024	$1.78	0	$0	0.75%	11.5%
12/31/2023	1.54	3,913	6,041	1.25%	14.5%	12/31/2023	1.57	0	0	1.00%	14.8%	12/31/2023	1.60	0	0	0.75%	15.1%
12/31/2022	1.35	3,513	4,736	1.25%	-10.4%	12/31/2022	1.37	0	0	1.00%	-10.2%	12/31/2022	1.39	0	0	0.75%	-10.0%
12/31/2021	1.50	2,537	3,818	1.25%	26.5%	12/31/2021	1.52	6	9	1.00%	26.8%	12/31/2021	1.54	0	0	0.75%	27.1%
12/31/2020	1.19	2,006	2,386	1.25%	4.5%	12/31/2020	1.20	1	1	1.00%	4.8%	12/31/2020	1.21	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.82	0	$0	0.50%	11.8%	12/31/2024	$1.86	0	$0	0.25%	12.1%	12/31/2024	$1.90	0	$0	0.00%	12.4%
12/31/2023	1.63	0	0	0.50%	15.4%	12/31/2023	1.66	0	0	0.25%	15.7%	12/31/2023	1.69	0	0	0.00%	16.0%
12/31/2022	1.41	0	0	0.50%	-9.8%	12/31/2022	1.43	0	0	0.25%	-9.5%	12/31/2022	1.45	0	0	0.00%	-9.3%
12/31/2021	1.56	0	0	0.50%	27.5%	12/31/2021	1.58	0	0	0.25%	27.8%	12/31/2021	1.60	0	0	0.00%	28.1%
12/31/2020	1.23	0	0	0.50%	5.3%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.25	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.0%
2023	2.2%
2022	1.9%
2021	1.9%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,188,497	$4,538,110	62,768
Receivables: investments sold	-
Payables: investments purchased	(10,194)
Net assets	$6,178,303

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,178,303	3,178,254	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$6,178,303	3,178,254

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$33,079
Mortality & expense charges			(72,247)
Net investment income (loss)			(39,168)

Gain (loss) on investments:
Net realized gain (loss)			496,436
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			255,799
Net gain (loss)			752,235

Increase (decrease) in net assets from operations			$713,067

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(39,168)	$(37,354)
Net realized gain (loss)		496,436	278,794
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		255,799	1,095,414

Increase (decrease) in net assets from operations		713,067	1,336,854

Contract owner transactions:
Proceeds from units sold		784,784	1,829,649
Cost of units redeemed		(2,817,717)	(2,845,151)
Account charges		(5,018)	(6,283)
Increase (decrease)		(2,037,951)	(1,021,785)
Net increase (decrease)		(1,324,884)	315,069
Net assets, beginning		7,503,187	7,188,118
Net assets, ending		$6,178,303	$7,503,187

Units sold		463,823	1,225,282
Units redeemed		(1,725,643)	(1,885,483)
Net increase (decrease)		(1,261,820)	(660,201)
Units outstanding, beginning		4,440,074	5,100,275
Units outstanding, ending		3,178,254	4,440,074

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$24,719,278
Cost of units redeemed/account charges			(23,335,323)
Net investment income (loss)			(411,178)
Net realized gain (loss)			3,555,139
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,650,387
Net assets			$6,178,303

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	3,178	$6,178	1.25%	15.0%	12/31/2024	$1.98	0	$0	1.00%	15.3%	12/31/2024	$2.02	0	$0	0.75%	15.6%
12/31/2023	1.69	4,440	7,503	1.25%	19.9%	12/31/2023	1.72	0	0	1.00%	20.2%	12/31/2023	1.75	0	0	0.75%	20.5%
12/31/2022	1.41	5,100	7,188	1.25%	-29.3%	12/31/2022	1.43	0	0	1.00%	-29.1%	12/31/2022	1.45	0	0	0.75%	-28.9%
12/31/2021	1.99	4,875	9,716	1.25%	4.4%	12/31/2021	2.02	4	8	1.00%	4.6%	12/31/2021	2.04	0	0	0.75%	4.9%
12/31/2020	1.91	5,770	11,016	1.25%	33.6%	12/31/2020	1.93	0	0	1.00%	33.9%	12/31/2020	1.95	0	0	0.75%	34.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	0.50%	15.9%	12/31/2024	$2.11	0	$0	0.25%	16.2%	12/31/2024	$2.15	0	$0	0.00%	16.5%
12/31/2023	1.78	0	0	0.50%	20.8%	12/31/2023	1.81	0	0	0.25%	21.1%	12/31/2023	1.85	0	0	0.00%	21.4%
12/31/2022	1.47	0	0	0.50%	-28.7%	12/31/2022	1.50	0	0	0.25%	-28.6%	12/31/2022	1.52	0	0	0.00%	-28.4%
12/31/2021	2.07	0	0	0.50%	5.2%	12/31/2021	2.10	0	0	0.25%	5.4%	12/31/2021	2.12	0	0	0.00%	5.7%
12/31/2020	1.97	0	0	0.50%	34.6%	12/31/2020	1.99	0	0	0.25%	34.9%	12/31/2020	2.01	0	0	0.00%	35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.7%
2022	0.4%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Index Fund Admiral Class - 06-FKR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,231,558	$37,637,988	418,959
Receivables: investments sold	15,772
Payables: investments purchased	-
Net assets	$48,247,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,247,330	26,061,719	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$48,247,330	26,061,719

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$619,497
Mortality & expense charges			(556,588)
Net investment income (loss)			62,909

Gain (loss) on investments:
Net realized gain (loss)			1,535,002
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,831,169
Net gain (loss)			5,366,171

Increase (decrease) in net assets from operations			$5,429,080

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$62,909	$203,009
Net realized gain (loss)		1,535,002	204,351
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,831,169	5,466,420

Increase (decrease) in net assets from operations		5,429,080	5,873,780

Contract owner transactions:
Proceeds from units sold		12,937,568	8,024,173
Cost of units redeemed		(12,088,175)	(5,212,448)
Account charges		(60,969)	(40,700)
Increase (decrease)		788,424	2,771,025
Net increase (decrease)		6,217,504	8,644,805
Net assets, beginning		42,029,826	33,385,021
Net assets, ending		$48,247,330	$42,029,826

Units sold		7,628,472	5,414,315
Units redeemed		(7,065,164)	(3,563,747)
Net increase (decrease)		563,308	1,850,568
Units outstanding, beginning		25,498,411	23,647,843
Units outstanding, ending		26,061,719	25,498,411

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$90,269,778
Cost of units redeemed/account charges			(57,633,955)
Net investment income (loss)			645,376
Net realized gain (loss)			4,372,561
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,593,570
Net assets			$48,247,330

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.85	26,062	$48,247	1.25%	12.8%	12/31/2024	$1.89	0	$0	1.00%	13.1%	12/31/2024	$1.93	0	$0	0.75%	13.4%
12/31/2023	1.64	24,281	39,848	1.25%	16.7%	12/31/2023	1.67	0	0	1.00%	17.0%	12/31/2023	1.70	0	0	0.75%	17.3%
12/31/2022	1.41	22,388	31,475	1.25%	-18.6%	12/31/2022	1.43	0	0	1.00%	-18.4%	12/31/2022	1.45	0	0	0.75%	-18.2%
12/31/2021	1.73	19,730	34,090	1.25%	16.3%	12/31/2021	1.75	0	0	1.00%	16.6%	12/31/2021	1.77	0	0	0.75%	16.9%
12/31/2020	1.49	17,157	25,496	1.25%	17.6%	12/31/2020	1.50	0	0	1.00%	17.9%	12/31/2020	1.52	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.97	0	$0	0.50%	13.7%	12/31/2024	$2.01	0	$0	0.25%	13.9%	12/31/2024	$2.05	0	$0	0.00%	14.2%
12/31/2023	1.73	0	0	0.50%	17.6%	12/31/2023	1.76	0	0	0.25%	17.9%	12/31/2023	1.79	1,217	2,182	0.00%	18.2%
12/31/2022	1.47	0	0	0.50%	-18.0%	12/31/2022	1.49	0	0	0.25%	-17.8%	12/31/2022	1.52	1,259	1,910	0.00%	-17.6%
12/31/2021	1.79	0	0	0.50%	17.1%	12/31/2021	1.82	0	0	0.25%	17.4%	12/31/2021	1.84	1,378	2,537	0.00%	17.7%
12/31/2020	1.53	0	0	0.50%	18.5%	12/31/2020	1.55	0	0	0.25%	18.8%	12/31/2020	1.56	1,154	1,804	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.7%
2022	1.4%
2021	1.4%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,743,230	$10,701,634	367,759
Receivables: investments sold	-
Payables: investments purchased	(4,948)
Net assets	$9,738,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,738,282	6,660,075	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.62
Total	$9,738,282	6,660,075

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$283,884
Mortality & expense charges			(117,556)
Net investment income (loss)			166,328

Gain (loss) on investments:
Net realized gain (loss)			(101,133)
Realized gain distributions			548,869
Net change in unrealized appreciation (depreciation)			(49,477)
Net gain (loss)			398,259

Increase (decrease) in net assets from operations			$564,587

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$166,328	$140,821
Net realized gain (loss)		(101,133)	(174,087)
Realized gain distributions		548,869	273,496
Net change in unrealized appreciation (depreciation)		(49,477)	650,208

Increase (decrease) in net assets from operations		564,587	890,438

Contract owner transactions:
Proceeds from units sold		1,973,960	1,866,165
Cost of units redeemed		(1,697,797)	(1,589,623)
Account charges		(14,809)	(15,265)
Increase (decrease)		261,354	261,277
Net increase (decrease)		825,941	1,151,715
Net assets, beginning		8,912,341	7,760,626
Net assets, ending		$9,738,282	$8,912,341

Units sold		1,379,936	1,448,250
Units redeemed		(1,205,129)	(1,238,044)
Net increase (decrease)		174,807	210,206
Units outstanding, beginning		6,485,268	6,275,062
Units outstanding, ending		6,660,075	6,485,268

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$30,947,008
Cost of units redeemed/account charges			(23,731,871)
Net investment income (loss)			713,280
Net realized gain (loss)			(98,681)
Realized gain distributions			2,866,950
Net change in unrealized appreciation (depreciation)			(958,404)
Net assets			$9,738,282

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	6,660	$9,738	1.25%	6.4%	12/31/2024	$1.49	0	$0	1.00%	6.7%	12/31/2024	$1.52	0	$0	0.75%	6.9%
12/31/2023	1.37	6,485	8,912	1.25%	11.1%	12/31/2023	1.40	0	0	1.00%	11.4%	12/31/2023	1.42	0	0	0.75%	11.7%
12/31/2022	1.24	6,275	7,761	1.25%	-15.2%	12/31/2022	1.26	0	0	1.00%	-15.0%	12/31/2022	1.27	0	0	0.75%	-14.8%
12/31/2021	1.46	5,542	8,084	1.25%	6.8%	12/31/2021	1.48	0	0	1.00%	7.1%	12/31/2021	1.50	0	0	0.75%	7.4%
12/31/2020	1.37	8,567	11,699	1.25%	10.6%	12/31/2020	1.38	0	0	1.00%	10.9%	12/31/2020	1.39	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	0	$0	0.50%	7.2%	12/31/2024	$1.58	0	$0	0.25%	7.5%	12/31/2024	$1.62	0	$0	0.00%	7.7%
12/31/2023	1.45	0	0	0.50%	12.0%	12/31/2023	1.47	0	0	0.25%	12.2%	12/31/2023	1.50	0	0	0.00%	12.5%
12/31/2022	1.29	0	0	0.50%	-14.6%	12/31/2022	1.31	0	0	0.25%	-14.4%	12/31/2022	1.33	0	0	0.00%	-14.2%
12/31/2021	1.52	0	0	0.50%	7.6%	12/31/2021	1.53	0	0	0.25%	7.9%	12/31/2021	1.55	0	0	0.00%	8.2%
12/31/2020	1.41	0	0	0.50%	11.5%	12/31/2020	1.42	0	0	0.25%	11.8%	12/31/2020	1.44	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.9%
2022	2.4%
2021	1.7%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,885,083	$21,100,123	1,117,691
Receivables: investments sold	4,568
Payables: investments purchased	-
Net assets	$20,889,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,889,651	13,368,992	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.73
Total	$20,889,651	13,368,992

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$574,316
Mortality & expense charges			(244,643)
Net investment income (loss)			329,673

Gain (loss) on investments:
Net realized gain (loss)			108,634
Realized gain distributions			907,062
Net change in unrealized appreciation (depreciation)			141,040
Net gain (loss)			1,156,736

Increase (decrease) in net assets from operations			$1,486,409

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$329,673	$261,106
Net realized gain (loss)		108,634	(341,263)
Realized gain distributions		907,062	207,193
Net change in unrealized appreciation (depreciation)		141,040	1,924,388

Increase (decrease) in net assets from operations		1,486,409	2,051,424

Contract owner transactions:
Proceeds from units sold		5,566,150	5,136,102
Cost of units redeemed		(3,605,286)	(5,046,218)
Account charges		(29,246)	(28,090)
Increase (decrease)		1,931,618	61,794
Net increase (decrease)		3,418,027	2,113,218
Net assets, beginning		17,471,624	15,358,406
Net assets, ending		$20,889,651	$17,471,624

Units sold		3,752,034	3,840,946
Units redeemed		(2,467,048)	(3,773,908)
Net increase (decrease)		1,284,986	67,038
Units outstanding, beginning		12,084,006	12,016,968
Units outstanding, ending		13,368,992	12,084,006

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$44,208,199
Cost of units redeemed/account charges			(28,126,719)
Net investment income (loss)			1,218,001
Net realized gain (loss)			334,861
Realized gain distributions			3,470,349
Net change in unrealized appreciation (depreciation)			(215,040)
Net assets			$20,889,651

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	13,369	$20,890	1.25%	8.1%	12/31/2024	$1.59	0	$0	1.00%	8.3%	12/31/2024	$1.63	0	$0	0.75%	8.6%
12/31/2023	1.45	12,084	17,472	1.25%	13.1%	12/31/2023	1.47	0	0	1.00%	13.4%	12/31/2023	1.50	0	0	0.75%	13.7%
12/31/2022	1.28	12,017	15,358	1.25%	-16.6%	12/31/2022	1.30	0	0	1.00%	-16.4%	12/31/2022	1.32	0	0	0.75%	-16.2%
12/31/2021	1.53	9,478	14,524	1.25%	8.4%	12/31/2021	1.55	0	0	1.00%	8.7%	12/31/2021	1.57	0	0	0.75%	9.0%
12/31/2020	1.41	11,061	15,631	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.66	0	$0	0.50%	8.9%	12/31/2024	$1.69	0	$0	0.25%	9.2%	12/31/2024	$1.73	0	$0	0.00%	9.4%
12/31/2023	1.52	0	0	0.50%	14.0%	12/31/2023	1.55	0	0	0.25%	14.3%	12/31/2023	1.58	0	0	0.00%	14.5%
12/31/2022	1.34	0	0	0.50%	-16.0%	12/31/2022	1.36	0	0	0.25%	-15.8%	12/31/2022	1.38	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	9.3%	12/31/2021	1.61	0	0	0.25%	9.5%	12/31/2021	1.63	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.9%
2022	2.2%
2021	1.8%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,276,807	$31,728,548	878,929
Receivables: investments sold	17,032
Payables: investments purchased	-
Net assets	$33,293,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,293,839	20,193,701	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.75
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$33,293,839	20,193,701

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$878,227
Mortality & expense charges			(377,952)
Net investment income (loss)			500,275

Gain (loss) on investments:
Net realized gain (loss)			231,277
Realized gain distributions			288,276
Net change in unrealized appreciation (depreciation)			1,563,818
Net gain (loss)			2,083,371

Increase (decrease) in net assets from operations			$2,583,646

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$500,275	$359,253
Net realized gain (loss)		231,277	(254,761)
Realized gain distributions		288,276	-
Net change in unrealized appreciation (depreciation)		1,563,818	3,206,381

Increase (decrease) in net assets from operations		2,583,646	3,310,873

Contract owner transactions:
Proceeds from units sold		9,185,287	5,589,804
Cost of units redeemed		(4,430,297)	(4,769,671)
Account charges		(46,807)	(39,895)
Increase (decrease)		4,708,183	780,238
Net increase (decrease)		7,291,829	4,091,111
Net assets, beginning		26,002,010	21,910,899
Net assets, ending		$33,293,839	$26,002,010

Units sold		5,753,423	4,077,677
Units redeemed		(2,794,971)	(3,480,188)
Net increase (decrease)		2,958,452	597,489
Units outstanding, beginning		17,235,249	16,637,760
Units outstanding, ending		20,193,701	17,235,249

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$55,320,274
Cost of units redeemed/account charges			(29,074,182)
Net investment income (loss)			1,621,094
Net realized gain (loss)			803,459
Realized gain distributions			3,074,935
Net change in unrealized appreciation (depreciation)			1,548,259
Net assets			$33,293,839

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.65	20,194	$33,294	1.25%	9.3%	12/31/2024	$1.68	0	$0	1.00%	9.6%	12/31/2024	$1.72	0	$0	0.75%	9.8%
12/31/2023	1.51	17,235	26,002	1.25%	14.6%	12/31/2023	1.54	0	0	1.00%	14.8%	12/31/2023	1.56	0	0	0.75%	15.1%
12/31/2022	1.32	16,638	21,911	1.25%	-17.3%	12/31/2022	1.34	0	0	1.00%	-17.1%	12/31/2022	1.36	0	0	0.75%	-16.9%
12/31/2021	1.59	12,022	19,145	1.25%	10.0%	12/31/2021	1.61	0	0	1.00%	10.3%	12/31/2021	1.63	0	0	0.75%	10.5%
12/31/2020	1.45	11,984	17,351	1.25%	12.7%	12/31/2020	1.46	0	0	1.00%	13.0%	12/31/2020	1.48	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.75	0	$0	0.50%	10.1%	12/31/2024	$1.79	0	$0	0.25%	10.4%	12/31/2024	$1.82	0	$0	0.00%	10.7%
12/31/2023	1.59	0	0	0.50%	15.4%	12/31/2023	1.62	0	0	0.25%	15.7%	12/31/2023	1.65	0	0	0.00%	16.0%
12/31/2022	1.38	0	0	0.50%	-16.7%	12/31/2022	1.40	0	0	0.25%	-16.5%	12/31/2022	1.42	0	0	0.00%	-16.3%
12/31/2021	1.65	0	0	0.50%	10.8%	12/31/2021	1.68	0	0	0.25%	11.1%	12/31/2021	1.70	0	0	0.00%	11.4%
12/31/2020	1.49	0	0	0.50%	13.5%	12/31/2020	1.51	0	0	0.25%	13.8%	12/31/2020	1.52	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.0%
2023	2.8%
2022	2.1%
2021	1.9%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,043,427	$28,917,642	1,290,258
Receivables: investments sold	-
Payables: investments purchased	(103,020)
Net assets	$30,940,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,940,407	17,815,775	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$30,940,407	17,815,775

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$777,875
Mortality & expense charges			(344,339)
Net investment income (loss)			433,536

Gain (loss) on investments:
Net realized gain (loss)			112,124
Realized gain distributions			161,184
Net change in unrealized appreciation (depreciation)			1,902,264
Net gain (loss)			2,175,572

Increase (decrease) in net assets from operations			$2,609,108

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$433,536	$314,057
Net realized gain (loss)		112,124	(89,683)
Realized gain distributions		161,184	-
Net change in unrealized appreciation (depreciation)		1,902,264	2,778,042

Increase (decrease) in net assets from operations		2,609,108	3,002,416

Contract owner transactions:
Proceeds from units sold		7,156,692	5,619,004
Cost of units redeemed		(2,307,040)	(2,441,191)
Account charges		(48,921)	(38,957)
Increase (decrease)		4,800,731	3,138,856
Net increase (decrease)		7,409,839	6,141,272
Net assets, beginning		23,530,568	17,389,296
Net assets, ending		$30,940,407	$23,530,568

Units sold		4,352,805	3,883,712
Units redeemed		(1,493,644)	(1,714,323)
Net increase (decrease)		2,859,161	2,169,389
Units outstanding, beginning		14,956,614	12,787,225
Units outstanding, ending		17,815,775	14,956,614

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,747,391
Cost of units redeemed/account charges			(21,365,096)
Net investment income (loss)			1,310,318
Net realized gain (loss)			866,206
Realized gain distributions			2,255,803
Net change in unrealized appreciation (depreciation)			2,125,785
Net assets			$30,940,407

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.74	17,816	$30,940	1.25%	10.4%	12/31/2024	$1.77	0	$0	1.00%	10.7%	12/31/2024	$1.81	0	$0	0.75%	10.9%
12/31/2023	1.57	14,957	23,531	1.25%	15.7%	12/31/2023	1.60	0	0	1.00%	16.0%	12/31/2023	1.63	0	0	0.75%	16.3%
12/31/2022	1.36	12,787	17,389	1.25%	-17.7%	12/31/2022	1.38	0	0	1.00%	-17.4%	12/31/2022	1.40	0	0	0.75%	-17.2%
12/31/2021	1.65	7,869	12,995	1.25%	11.6%	12/31/2021	1.67	0	0	1.00%	11.8%	12/31/2021	1.69	0	0	0.75%	12.1%
12/31/2020	1.48	8,834	13,078	1.25%	13.4%	12/31/2020	1.50	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.84	0	$0	0.50%	11.2%	12/31/2024	$1.88	0	$0	0.25%	11.5%	12/31/2024	$1.92	0	$0	0.00%	11.8%
12/31/2023	1.66	0	0	0.50%	16.6%	12/31/2023	1.69	0	0	0.25%	16.8%	12/31/2023	1.72	0	0	0.00%	17.1%
12/31/2022	1.42	0	0	0.50%	-17.0%	12/31/2022	1.44	0	0	0.25%	-16.8%	12/31/2022	1.47	0	0	0.00%	-16.6%
12/31/2021	1.72	0	0	0.50%	12.4%	12/31/2021	1.74	0	0	0.25%	12.7%	12/31/2021	1.76	0	0	0.00%	13.0%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.54	0	0	0.25%	14.5%	12/31/2020	1.56	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.8%
2022	2.3%
2021	2.0%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,847,109	$30,918,706	783,645
Receivables: investments sold	22,035
Payables: investments purchased	-
Net assets	$33,869,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,869,144	18,515,226	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.90
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.02
Total	$33,869,144	18,515,226

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$804,331
Mortality & expense charges			(381,588)
Net investment income (loss)			422,743

Gain (loss) on investments:
Net realized gain (loss)			143,186
Realized gain distributions			69,318
Net change in unrealized appreciation (depreciation)			2,552,907
Net gain (loss)			2,765,411

Increase (decrease) in net assets from operations			$3,188,154

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$422,743	$314,405
Net realized gain (loss)		143,186	(128,128)
Realized gain distributions		69,318	-
Net change in unrealized appreciation (depreciation)		2,552,907	3,293,506

Increase (decrease) in net assets from operations		3,188,154	3,479,783

Contract owner transactions:
Proceeds from units sold		8,136,443	6,878,652
Cost of units redeemed		(2,801,994)	(3,410,164)
Account charges		(53,566)	(43,600)
Increase (decrease)		5,280,883	3,424,888
Net increase (decrease)		8,469,037	6,904,671
Net assets, beginning		25,400,107	18,495,436
Net assets, ending		$33,869,144	$25,400,107

Units sold		4,693,957	4,587,867
Units redeemed		(1,657,314)	(2,281,677)
Net increase (decrease)		3,036,643	2,306,190
Units outstanding, beginning		15,478,583	13,172,393
Units outstanding, ending		18,515,226	15,478,583

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$51,223,688
Cost of units redeemed/account charges			(25,036,020)
Net investment income (loss)			1,312,742
Net realized gain (loss)			1,164,870
Realized gain distributions			2,275,461
Net change in unrealized appreciation (depreciation)			2,928,403
Net assets			$33,869,144

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	18,515	$33,869	1.25%	11.5%	12/31/2024	$1.87	0	$0	1.00%	11.8%	12/31/2024	$1.90	0	$0	0.75%	12.0%
12/31/2023	1.64	15,479	25,400	1.25%	16.9%	12/31/2023	1.67	0	0	1.00%	17.2%	12/31/2023	1.70	0	0	0.75%	17.5%
12/31/2022	1.40	13,172	18,495	1.25%	-18.0%	12/31/2022	1.43	0	0	1.00%	-17.8%	12/31/2022	1.45	0	0	0.75%	-17.6%
12/31/2021	1.71	7,898	13,526	1.25%	13.1%	12/31/2021	1.73	0	0	1.00%	13.4%	12/31/2021	1.76	0	0	0.75%	13.7%
12/31/2020	1.51	8,333	12,614	1.25%	14.0%	12/31/2020	1.53	0	0	1.00%	14.3%	12/31/2020	1.54	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	0	$0	0.50%	12.3%	12/31/2024	$1.98	0	$0	0.25%	12.6%	12/31/2024	$2.02	0	$0	0.00%	12.9%
12/31/2023	1.73	0	0	0.50%	17.7%	12/31/2023	1.76	0	0	0.25%	18.0%	12/31/2023	1.79	0	0	0.00%	18.3%
12/31/2022	1.47	0	0	0.50%	-17.4%	12/31/2022	1.49	0	0	0.25%	-17.2%	12/31/2022	1.51	0	0	0.00%	-17.0%
12/31/2021	1.78	0	0	0.50%	14.0%	12/31/2021	1.80	0	0	0.25%	14.3%	12/31/2021	1.82	0	0	0.00%	14.6%
12/31/2020	1.56	0	0	0.50%	14.9%	12/31/2020	1.58	0	0	0.25%	15.2%	12/31/2020	1.59	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.7%
2022	2.4%
2021	2.0%
2020	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,659,268	$28,101,317	1,067,443
Receivables: investments sold	11,786
Payables: investments purchased	-
Net assets	$31,671,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,671,054	16,586,575	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.03
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$31,671,054	16,586,575

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$713,274
Mortality & expense charges			(346,094)
Net investment income (loss)			367,180

Gain (loss) on investments:
Net realized gain (loss)			199,320
Realized gain distributions			16,695
Net change in unrealized appreciation (depreciation)			2,507,066
Net gain (loss)			2,723,081

Increase (decrease) in net assets from operations			$3,090,261

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$367,180	$252,671
Net realized gain (loss)		199,320	(49,575)
Realized gain distributions		16,695	-
Net change in unrealized appreciation (depreciation)		2,507,066	3,015,045

Increase (decrease) in net assets from operations		3,090,261	3,218,141

Contract owner transactions:
Proceeds from units sold		9,058,526	5,635,346
Cost of units redeemed		(2,691,003)	(2,660,977)
Account charges		(56,057)	(41,956)
Increase (decrease)		6,311,466	2,932,413
Net increase (decrease)		9,401,727	6,150,554
Net assets, beginning		22,269,327	16,118,773
Net assets, ending		$31,671,054	$22,269,327

Units sold		4,974,344	3,670,061
Units redeemed		(1,507,013)	(1,756,416)
Net increase (decrease)		3,467,331	1,913,645
Units outstanding, beginning		13,119,244	11,205,599
Units outstanding, ending		16,586,575	13,119,244

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$45,112,287
Cost of units redeemed/account charges			(20,842,164)
Net investment income (loss)			1,085,405
Net realized gain (loss)			1,427,297
Realized gain distributions			1,330,278
Net change in unrealized appreciation (depreciation)			3,557,951
Net assets			$31,671,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.91	16,587	$31,671	1.25%	12.5%	12/31/2024	$1.95	0	$0	1.00%	12.8%	12/31/2024	$1.99	0	$0	0.75%	13.1%
12/31/2023	1.70	13,119	22,269	1.25%	18.0%	12/31/2023	1.73	0	0	1.00%	18.3%	12/31/2023	1.76	0	0	0.75%	18.6%
12/31/2022	1.44	11,206	16,119	1.25%	-18.4%	12/31/2022	1.46	0	0	1.00%	-18.2%	12/31/2022	1.48	0	0	0.75%	-18.0%
12/31/2021	1.76	5,863	10,333	1.25%	14.7%	12/31/2021	1.78	0	0	1.00%	15.0%	12/31/2021	1.81	0	0	0.75%	15.3%
12/31/2020	1.54	7,320	11,246	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.1%	12/31/2020	1.57	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	13.3%	12/31/2024	$2.07	0	$0	0.25%	13.6%	12/31/2024	$2.11	0	$0	0.00%	13.9%
12/31/2023	1.79	0	0	0.50%	18.9%	12/31/2023	1.82	0	0	0.25%	19.2%	12/31/2023	1.85	0	0	0.00%	19.5%
12/31/2022	1.51	0	0	0.50%	-17.8%	12/31/2022	1.53	0	0	0.25%	-17.6%	12/31/2022	1.55	0	0	0.00%	-17.4%
12/31/2021	1.83	0	0	0.50%	15.6%	12/31/2021	1.85	0	0	0.25%	15.9%	12/31/2021	1.88	0	0	0.00%	16.2%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.6%
2022	2.5%
2021	1.8%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,608,376	$26,732,944	613,969
Receivables: investments sold	-
Payables: investments purchased	(8,153)
Net assets	$30,600,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,600,223	15,800,677	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$30,600,223	15,800,677

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$656,295
Mortality & expense charges			(338,069)
Net investment income (loss)			318,226

Gain (loss) on investments:
Net realized gain (loss)			255,784
Realized gain distributions			9,560
Net change in unrealized appreciation (depreciation)			2,587,972
Net gain (loss)			2,853,316

Increase (decrease) in net assets from operations			$3,171,542

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$318,226	$231,772
Net realized gain (loss)		255,784	(2,795)
Realized gain distributions		9,560	-
Net change in unrealized appreciation (depreciation)		2,587,972	2,899,420

Increase (decrease) in net assets from operations		3,171,542	3,128,397

Contract owner transactions:
Proceeds from units sold		8,962,989	6,072,419
Cost of units redeemed		(2,725,028)	(2,698,453)
Account charges		(53,899)	(40,407)
Increase (decrease)		6,184,062	3,333,559
Net increase (decrease)		9,355,604	6,461,956
Net assets, beginning		21,244,619	14,782,663
Net assets, ending		$30,600,223	$21,244,619

Units sold		4,857,646	3,890,409
Units redeemed		(1,475,668)	(1,727,107)
Net increase (decrease)		3,381,978	2,163,302
Units outstanding, beginning		12,418,699	10,255,397
Units outstanding, ending		15,800,677	12,418,699

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$42,051,040
Cost of units redeemed/account charges			(18,573,794)
Net investment income (loss)			958,221
Net realized gain (loss)			1,298,813
Realized gain distributions			990,511
Net change in unrealized appreciation (depreciation)			3,875,432
Net assets			$30,600,223

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	15,801	$30,600	1.25%	13.2%	12/31/2024	$1.98	0	$0	1.00%	13.5%	12/31/2024	$2.02	0	$0	0.75%	13.8%
12/31/2023	1.71	12,419	21,245	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	10,255	14,783	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	5,551	9,815	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.5%
12/31/2020	1.54	5,684	8,742	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	14.1%	12/31/2024	$2.10	0	$0	0.25%	14.4%	12/31/2024	$2.14	0	$0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.8%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.59	0	0	0.50%	15.8%	12/31/2020	1.60	0	0	0.25%	16.1%	12/31/2020	1.62	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.5%
2022	2.5%
2021	2.0%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,886,622	$18,153,696	375,892
Receivables: investments sold	16,755
Payables: investments purchased	-
Net assets	$20,903,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,903,377	10,796,078	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$20,903,377	10,796,078

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$442,419
Mortality & expense charges			(226,683)
Net investment income (loss)			215,736

Gain (loss) on investments:
Net realized gain (loss)			149,903
Realized gain distributions			14,824
Net change in unrealized appreciation (depreciation)			1,742,225
Net gain (loss)			1,906,952

Increase (decrease) in net assets from operations			$2,122,688

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$215,736	$158,670
Net realized gain (loss)		149,903	(11,089)
Realized gain distributions		14,824	-
Net change in unrealized appreciation (depreciation)		1,742,225	1,974,738

Increase (decrease) in net assets from operations		2,122,688	2,122,319

Contract owner transactions:
Proceeds from units sold		6,181,581	3,988,502
Cost of units redeemed		(1,851,521)	(1,619,288)
Account charges		(39,990)	(32,508)
Increase (decrease)		4,290,070	2,336,706
Net increase (decrease)		6,412,758	4,459,025
Net assets, beginning		14,490,619	10,031,594
Net assets, ending		$20,903,377	$14,490,619

Units sold		3,358,046	2,586,679
Units redeemed		(1,034,884)	(1,074,652)
Net increase (decrease)		2,323,162	1,512,027
Units outstanding, beginning		8,472,916	6,960,889
Units outstanding, ending		10,796,078	8,472,916

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$29,398,872
Cost of units redeemed/account charges			(12,970,717)
Net investment income (loss)			629,725
Net realized gain (loss)			640,048
Realized gain distributions			472,523
Net change in unrealized appreciation (depreciation)			2,732,926
Net assets			$20,903,377

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	10,796	$20,903	1.25%	13.2%	12/31/2024	$1.98	0	$0	1.00%	13.5%	12/31/2024	$2.02	0	$0	0.75%	13.8%
12/31/2023	1.71	8,473	14,491	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	6,961	10,032	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	3,449	6,098	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	3,417	5,254	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	14.1%	12/31/2024	$2.10	0	$0	0.25%	14.4%	12/31/2024	$2.14	0	$0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.5%
2022	2.5%
2021	2.0%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,880,958	$11,329,784	251,485
Receivables: investments sold	7,683
Payables: investments purchased	-
Net assets	$12,888,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,888,641	6,656,785	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.02
Band 50	-	-	2.06
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$12,888,641	6,656,785

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$269,335
Mortality & expense charges			(133,233)
Net investment income (loss)			136,102

Gain (loss) on investments:
Net realized gain (loss)			37,235
Realized gain distributions			7,834
Net change in unrealized appreciation (depreciation)			1,035,594
Net gain (loss)			1,080,663

Increase (decrease) in net assets from operations			$1,216,765

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,102	$80,693
Net realized gain (loss)		37,235	1,442
Realized gain distributions		7,834	-
Net change in unrealized appreciation (depreciation)		1,035,594	885,386

Increase (decrease) in net assets from operations		1,216,765	967,521

Contract owner transactions:
Proceeds from units sold		5,192,366	2,973,937
Cost of units redeemed		(724,930)	(655,392)
Account charges		(27,297)	(18,462)
Increase (decrease)		4,440,139	2,300,083
Net increase (decrease)		5,656,904	3,267,604
Net assets, beginning		7,231,737	3,964,133
Net assets, ending		$12,888,641	$7,231,737

Units sold		2,831,031	1,902,320
Units redeemed		(402,321)	(425,113)
Net increase (decrease)		2,428,710	1,477,207
Units outstanding, beginning		4,228,075	2,750,868
Units outstanding, ending		6,656,785	4,228,075

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$15,518,361
Cost of units redeemed/account charges			(4,823,927)
Net investment income (loss)			304,241
Net realized gain (loss)			252,978
Realized gain distributions			85,814
Net change in unrealized appreciation (depreciation)			1,551,174
Net assets			$12,888,641

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.94	6,657	$12,889	1.25%	13.2%	12/31/2024	$1.98	0	$0	1.00%	13.5%	12/31/2024	$2.02	0	$0	0.75%	13.8%
12/31/2023	1.71	4,228	7,232	1.25%	18.7%	12/31/2023	1.74	0	0	1.00%	19.0%	12/31/2023	1.77	0	0	0.75%	19.3%
12/31/2022	1.44	2,751	3,964	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	1,203	2,127	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	1,001	1,539	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.06	0	$0	0.50%	14.1%	12/31/2024	$2.10	0	$0	0.25%	14.3%	12/31/2024	$2.14	0	$0	0.00%	14.6%
12/31/2023	1.80	0	0	0.50%	19.6%	12/31/2023	1.84	0	0	0.25%	19.9%	12/31/2023	1.87	0	0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.2%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.7%
2023	2.7%
2022	2.6%
2021	2.1%
2020	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement Income Fund Investor Class - 06-FMM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,234,025	$6,194,074	476,016
Receivables: investments sold	1,785
Payables: investments purchased	-
Net assets	$6,235,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,235,810	4,807,583	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$6,235,810	4,807,583

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$184,423
Mortality & expense charges			(70,271)
Net investment income (loss)			114,152

Gain (loss) on investments:
Net realized gain (loss)			15,244
Realized gain distributions			158,659
Net change in unrealized appreciation (depreciation)			(7,934)
Net gain (loss)			165,969

Increase (decrease) in net assets from operations			$280,121

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$114,152	$82,313
Net realized gain (loss)		15,244	(5,591)
Realized gain distributions		158,659	48,066
Net change in unrealized appreciation (depreciation)		(7,934)	283,604

Increase (decrease) in net assets from operations		280,121	408,392

Contract owner transactions:
Proceeds from units sold		1,715,901	1,233,987
Cost of units redeemed		(523,795)	(933,275)
Account charges		(11,765)	(9,726)
Increase (decrease)		1,180,341	290,986
Net increase (decrease)		1,460,462	699,378
Net assets, beginning		4,775,348	4,075,970
Net assets, ending		$6,235,810	$4,775,348

Units sold		1,360,106	1,120,558
Units redeemed		(430,188)	(859,898)
Net increase (decrease)		929,918	260,660
Units outstanding, beginning		3,877,665	3,617,005
Units outstanding, ending		4,807,583	3,877,665

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$10,509,150
Cost of units redeemed/account charges			(5,073,390)
Net investment income (loss)			323,238
Net realized gain (loss)			75,011
Realized gain distributions			361,850
Net change in unrealized appreciation (depreciation)			39,951
Net assets			$6,235,810

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.30	4,808	$6,236	1.25%	5.3%	12/31/2024	$1.32	0	$0	1.00%	5.6%	12/31/2024	$1.35	0	$0	0.75%	5.9%
12/31/2023	1.23	3,878	4,775	1.25%	9.3%	12/31/2023	1.25	0	0	1.00%	9.6%	12/31/2023	1.28	0	0	0.75%	9.8%
12/31/2022	1.13	3,617	4,076	1.25%	-13.8%	12/31/2022	1.14	0	0	1.00%	-13.6%	12/31/2022	1.16	0	0	0.75%	-13.4%
12/31/2021	1.31	1,036	1,355	1.25%	3.9%	12/31/2021	1.32	0	0	1.00%	4.2%	12/31/2021	1.34	0	0	0.75%	4.5%
12/31/2020	1.26	1,453	1,829	1.25%	8.7%	12/31/2020	1.27	0	0	1.00%	8.9%	12/31/2020	1.28	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	6.1%	12/31/2024	$1.41	0	$0	0.25%	6.4%	12/31/2024	$1.43	0	$0	0.00%	6.7%
12/31/2023	1.30	0	0	0.50%	10.1%	12/31/2023	1.32	0	0	0.25%	10.4%	12/31/2023	1.35	0	0	0.00%	10.7%
12/31/2022	1.18	0	0	0.50%	-13.2%	12/31/2022	1.20	0	0	0.25%	-13.0%	12/31/2022	1.22	0	0	0.00%	-12.7%
12/31/2021	1.36	0	0	0.50%	4.7%	12/31/2021	1.38	0	0	0.25%	5.0%	12/31/2021	1.39	0	0	0.00%	5.2%
12/31/2020	1.30	0	0	0.50%	9.5%	12/31/2020	1.31	0	0	0.25%	9.7%	12/31/2020	1.32	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.1%
2022	2.9%
2021	2.1%
2020	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,029,606	$14,864,240	1,489,062
Receivables: investments sold	88,089
Payables: investments purchased	-
Net assets	$14,117,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,677,642	13,637,425	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	440,053	396,680	1.11
Total	$14,117,695	14,034,105

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$481,069
Mortality & expense charges			(155,750)
Net investment income (loss)			325,319

Gain (loss) on investments:
Net realized gain (loss)			(297,648)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(44,095)
Net gain (loss)			(341,743)

Increase (decrease) in net assets from operations			$(16,424)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$325,319	$240,871
Net realized gain (loss)		(297,648)	(283,729)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(44,095)	579,741

Increase (decrease) in net assets from operations		(16,424)	536,883

Contract owner transactions:
Proceeds from units sold		21,018,040	18,827,534
Cost of units redeemed		(20,303,099)	(15,387,101)
Account charges		(30,390)	(24,126)
Increase (decrease)		684,551	3,416,307
Net increase (decrease)		668,127	3,953,190
Net assets, beginning		13,449,568	9,496,378
Net assets, ending		$14,117,695	$13,449,568

Units sold		21,064,964	20,458,908
Units redeemed		(20,269,749)	(16,974,389)
Net increase (decrease)		795,215	3,484,519
Units outstanding, beginning		13,238,890	9,754,371
Units outstanding, ending		14,034,105	13,238,890

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$81,638,104
Cost of units redeemed/account charges			(67,348,395)
Net investment income (loss)			1,159,890
Net realized gain (loss)			(546,270)
Realized gain distributions			49,000
Net change in unrealized appreciation (depreciation)			(834,634)
Net assets			$14,117,695

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	13,637	$13,678	1.25%	0.0%	12/31/2024	$1.02	0	$0	1.00%	0.2%	12/31/2024	$1.04	0	$0	0.75%	0.5%
12/31/2023	1.00	11,418	11,455	1.25%	4.4%	12/31/2023	1.02	0	0	1.00%	4.7%	12/31/2023	1.04	0	0	0.75%	4.9%
12/31/2022	0.96	8,131	7,814	1.25%	-14.2%	12/31/2022	0.98	0	0	1.00%	-14.0%	12/31/2022	0.99	0	0	0.75%	-13.8%
12/31/2021	1.12	7,463	8,362	1.25%	-2.9%	12/31/2021	1.13	11	13	1.00%	-2.7%	12/31/2021	1.15	0	0	0.75%	-2.4%
12/31/2020	1.15	7,051	8,138	1.25%	6.4%	12/31/2020	1.17	0	0	1.00%	6.7%	12/31/2020	1.18	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	0	$0	0.50%	0.7%	12/31/2024	$1.09	0	$0	0.25%	1.0%	12/31/2024	$1.11	397	$440	0.00%	1.2%
12/31/2023	1.06	0	0	0.50%	5.2%	12/31/2023	1.08	0	0	0.25%	5.4%	12/31/2023	1.10	1,821	1,995	0.00%	5.7%
12/31/2022	1.01	0	0	0.50%	-13.6%	12/31/2022	1.02	0	0	0.25%	-13.4%	12/31/2022	1.04	1,623	1,682	0.00%	-13.2%
12/31/2021	1.16	0	0	0.50%	-2.2%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	1,574	1,878	0.00%	-1.7%
12/31/2020	1.19	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.5%	12/31/2020	1.21	1,621	1,968	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	3.1%
2022	2.3%
2021	1.7%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Bond Index Fund Admiral Class - 06-FMP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,340	$272,901	14,323
Receivables: investments sold	16,834
Payables: investments purchased	-
Net assets	$281,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,174	270,491	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$281,174	270,491

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,004
Mortality & expense charges			(2,760)
Net investment income (loss)			7,244

Gain (loss) on investments:
Net realized gain (loss)			(3,678)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,111
Net gain (loss)			(1,567)

Increase (decrease) in net assets from operations			$5,677

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,244	$5,789
Net realized gain (loss)		(3,678)	(3,858)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,111	10,336

Increase (decrease) in net assets from operations		5,677	12,267

Contract owner transactions:
Proceeds from units sold		102,173	79,610
Cost of units redeemed		(16,310)	(57,634)
Account charges		(213)	(219)
Increase (decrease)		85,650	21,757
Net increase (decrease)		91,327	34,024
Net assets, beginning		189,847	155,823
Net assets, ending		$281,174	$189,847

Units sold		102,817	80,732
Units redeemed		(19,387)	(58,611)
Net increase (decrease)		83,430	22,121
Units outstanding, beginning		187,061	164,940
Units outstanding, ending		270,491	187,061

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,099,286
Cost of units redeemed/account charges			(806,299)
Net investment income (loss)			22,020
Net realized gain (loss)			(27,478)
Realized gain distributions			2,206
Net change in unrealized appreciation (depreciation)			(8,561)
Net assets			$281,174

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	270	$281	1.25%	2.4%	12/31/2024	$1.06	0	$0	1.00%	2.7%	12/31/2024	$1.08	0	$0	0.75%	2.9%
12/31/2023	1.01	187	190	1.25%	7.4%	12/31/2023	1.03	0	0	1.00%	7.7%	12/31/2023	1.05	0	0	0.75%	8.0%
12/31/2022	0.94	165	156	1.25%	-14.0%	12/31/2022	0.96	0	0	1.00%	-13.8%	12/31/2022	0.97	0	0	0.75%	-13.6%
12/31/2021	1.10	270	297	1.25%	-3.4%	12/31/2021	1.11	0	0	1.00%	-3.2%	12/31/2021	1.13	0	0	0.75%	-2.9%
12/31/2020	1.14	92	105	1.25%	3.2%	12/31/2020	1.15	0	0	1.00%	3.5%	12/31/2020	1.16	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.10	0	$0	0.50%	3.2%	12/31/2024	$1.13	0	$0	0.25%	3.5%	12/31/2024	$1.15	0	$0	0.00%	3.7%
12/31/2023	1.07	0	0	0.50%	8.2%	12/31/2023	1.09	0	0	0.25%	8.5%	12/31/2023	1.11	0	0	0.00%	8.8%
12/31/2022	0.99	0	0	0.50%	-13.4%	12/31/2022	1.00	0	0	0.25%	-13.1%	12/31/2022	1.02	0	0	0.00%	-12.9%
12/31/2021	1.14	0	0	0.50%	-2.7%	12/31/2021	1.16	0	0	0.25%	-2.5%	12/31/2021	1.17	0	0	0.00%	-2.2%
12/31/2020	1.17	0	0	0.50%	4.0%	12/31/2020	1.18	0	0	0.25%	4.3%	12/31/2020	1.20	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	4.6%
2022	1.1%
2021	4.5%
2020	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Stock Index Fund Admiral Class - 06-FMR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,628,110	$24,695,047	817,893
Receivables: investments sold	290,944
Payables: investments purchased	-
Net assets	$25,919,054

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,890,313	17,623,787	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	28,741	17,688	1.62
Total	$25,919,054	17,641,475

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$831,248
Mortality & expense charges			(318,783)
Net investment income (loss)			512,465

Gain (loss) on investments:
Net realized gain (loss)			234,883
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			219,445
Net gain (loss)			454,328

Increase (decrease) in net assets from operations			$966,793

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$512,465	$508,896
Net realized gain (loss)		234,883	(85,123)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		219,445	2,577,487

Increase (decrease) in net assets from operations		966,793	3,001,260

Contract owner transactions:
Proceeds from units sold		30,749,674	30,102,258
Cost of units redeemed		(30,858,270)	(28,311,746)
Account charges		(59,729)	(49,441)
Increase (decrease)		(168,325)	1,741,071
Net increase (decrease)		798,468	4,742,331
Net assets, beginning		25,120,586	20,378,255
Net assets, ending		$25,919,054	$25,120,586

Units sold		20,718,658	22,938,935
Units redeemed		(20,773,255)	(21,611,038)
Net increase (decrease)		(54,597)	1,327,897
Units outstanding, beginning		17,696,072	16,368,175
Units outstanding, ending		17,641,475	17,696,072

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,735,752
Cost of units redeemed/account charges			(92,554,158)
Net investment income (loss)			2,229,695
Net realized gain (loss)			574,702
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			933,063
Net assets			$25,919,054

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.47	17,624	$25,890	1.25%	3.9%	12/31/2024	$1.50	0	$0	1.00%	4.1%	12/31/2024	$1.53	0	$0	0.75%	4.4%
12/31/2023	1.41	17,001	24,047	1.25%	14.0%	12/31/2023	1.44	0	0	1.00%	14.3%	12/31/2023	1.47	0	0	0.75%	14.6%
12/31/2022	1.24	15,563	19,301	1.25%	-17.1%	12/31/2022	1.26	0	0	1.00%	-16.8%	12/31/2022	1.28	0	0	0.75%	-16.6%
12/31/2021	1.50	14,373	21,489	1.25%	7.3%	12/31/2021	1.51	0	0	1.00%	7.5%	12/31/2021	1.53	0	0	0.75%	7.8%
12/31/2020	1.39	9,561	13,326	1.25%	9.9%	12/31/2020	1.41	0	0	1.00%	10.2%	12/31/2020	1.42	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.56	0	$0	0.50%	4.6%	12/31/2024	$1.59	0	$0	0.25%	4.9%	12/31/2024	$1.62	18	$29	0.00%	5.2%
12/31/2023	1.49	0	0	0.50%	14.9%	12/31/2023	1.52	0	0	0.25%	15.2%	12/31/2023	1.54	695	1,074	0.00%	15.5%
12/31/2022	1.30	0	0	0.50%	-16.4%	12/31/2022	1.32	0	0	0.25%	-16.2%	12/31/2022	1.34	805	1,077	0.00%	-16.0%
12/31/2021	1.55	0	0	0.50%	8.1%	12/31/2021	1.57	0	0	0.25%	8.4%	12/31/2021	1.59	698	1,111	0.00%	8.6%
12/31/2020	1.44	0	0	0.50%	10.7%	12/31/2020	1.45	0	0	0.25%	11.0%	12/31/2020	1.47	684	1,003	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.3%
2023	3.4%
2022	2.8%
2021	3.2%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,707,386	$10,118,083	105,468
Receivables: investments sold	166,905
Payables: investments purchased	-
Net assets	$14,874,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,482,686	4,450,911	$2.58
Band 100	-	-	2.63
Band 75	2,570,138	956,861	2.69
Band 50	-	-	2.74
Band 25	-	-	2.80
Band 0	821,467	287,897	2.85
Total	$14,874,291	5,695,669

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$193,294
Mortality & expense charges			(157,663)
Net investment income (loss)			35,631

Gain (loss) on investments:
Net realized gain (loss)			991,032
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,836,919
Net gain (loss)			2,827,951

Increase (decrease) in net assets from operations			$2,863,582

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,631	$57,872
Net realized gain (loss)		991,032	1,170,449
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,836,919	1,750,983

Increase (decrease) in net assets from operations		2,863,582	2,979,304

Contract owner transactions:
Proceeds from units sold		2,996,454	7,196,022
Cost of units redeemed		(4,438,655)	(9,623,608)
Account charges		(15,890)	(19,046)
Increase (decrease)		(1,458,091)	(2,446,632)
Net increase (decrease)		1,405,491	532,672
Net assets, beginning		13,468,800	12,936,128
Net assets, ending		$14,874,291	$13,468,800

Units sold		1,288,282	4,893,909
Units redeemed		(1,909,569)	(6,169,313)
Net increase (decrease)		(621,287)	(1,275,404)
Units outstanding, beginning		6,316,956	7,592,360
Units outstanding, ending		5,695,669	6,316,956

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$34,838,728
Cost of units redeemed/account charges			(28,290,454)
Net investment income (loss)			316,637
Net realized gain (loss)			3,420,077
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,589,303
Net assets			$14,874,291

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.58	4,451	$11,483	1.25%	22.2%	12/31/2024	$2.63	0	$0	1.00%	22.5%	12/31/2024	$2.69	957	$2,570	0.75%	22.8%
12/31/2023	2.11	4,990	10,535	1.25%	24.4%	12/31/2023	2.15	0	0	1.00%	24.8%	12/31/2023	2.19	1,059	2,317	0.75%	25.1%
12/31/2022	1.70	6,517	11,056	1.25%	-20.5%	12/31/2022	1.72	0	0	1.00%	-20.3%	12/31/2022	1.75	1,075	1,880	0.75%	-20.1%
12/31/2021	2.13	5,517	11,777	1.25%	24.2%	12/31/2021	2.16	0	0	1.00%	24.5%	12/31/2021	2.19	1,273	2,787	0.75%	24.8%
12/31/2020	1.72	4,942	8,497	1.25%	19.5%	12/31/2020	1.74	0	0	1.00%	19.8%	12/31/2020	1.75	1,325	2,325	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.74	0	$0	0.50%	23.1%	12/31/2024	$2.80	0	$0	0.25%	23.4%	12/31/2024	$2.85	288	$821	0.00%	23.7%
12/31/2023	2.23	0	0	0.50%	25.4%	12/31/2023	2.27	0	0	0.25%	25.7%	12/31/2023	2.31	268	617	0.00%	26.0%
12/31/2022	1.78	0	0	0.50%	-19.9%	12/31/2022	1.80	0	0	0.25%	-19.7%	12/31/2022	1.83	0	0	0.00%	-19.5%
12/31/2021	2.22	0	0	0.50%	25.1%	12/31/2021	2.25	0	0	0.25%	25.4%	12/31/2021	2.27	0	0	0.00%	25.7%
12/31/2020	1.77	0	0	0.50%	20.4%	12/31/2020	1.79	0	0	0.25%	20.7%	12/31/2020	1.81	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	1.5%
2022	1.5%
2021	1.3%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard U.S Growth Fund Admiral Class - 06-FMV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,649,729	$20,332,005	126,764
Receivables: investments sold	-
Payables: investments purchased	(193,210)
Net assets	$23,456,519

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,456,519	7,154,152	$3.28
Band 100	-	-	3.35
Band 75	-	-	3.41
Band 50	-	-	3.48
Band 25	-	-	3.55
Band 0	-	-	3.63
Total	$23,456,519	7,154,152

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$67,122
Mortality & expense charges			(285,555)
Net investment income (loss)			(218,433)

Gain (loss) on investments:
Net realized gain (loss)			696,896
Realized gain distributions			991,033
Net change in unrealized appreciation (depreciation)			4,473,898
Net gain (loss)			6,161,827

Increase (decrease) in net assets from operations			$5,943,394

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(218,433)	$(136,217)
Net realized gain (loss)		696,896	(1,445,648)
Realized gain distributions		991,033	-
Net change in unrealized appreciation (depreciation)		4,473,898	7,693,580

Increase (decrease) in net assets from operations		5,943,394	6,111,715

Contract owner transactions:
Proceeds from units sold		13,363,869	11,018,874
Cost of units redeemed		(15,463,267)	(12,305,926)
Account charges		(29,032)	(21,096)
Increase (decrease)		(2,128,430)	(1,308,148)
Net increase (decrease)		3,814,964	4,803,567
Net assets, beginning		19,641,555	14,837,988
Net assets, ending		$23,456,519	$19,641,555

Units sold		4,546,249	5,231,818
Units redeemed		(5,202,671)	(5,889,304)
Net increase (decrease)		(656,422)	(657,486)
Units outstanding, beginning		7,810,574	8,468,060
Units outstanding, ending		7,154,152	7,810,574

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$59,624,588
Cost of units redeemed/account charges			(41,260,917)
Net investment income (loss)			(619,398)
Net realized gain (loss)			(810,690)
Realized gain distributions			3,205,212
Net change in unrealized appreciation (depreciation)			3,317,724
Net assets			$23,456,519

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.28	7,154	$23,457	1.25%	30.4%	12/31/2024	$3.35	0	$0	1.00%	30.7%	12/31/2024	$3.41	0	$0	0.75%	31.0%
12/31/2023	2.51	7,811	19,642	1.25%	43.5%	12/31/2023	2.56	0	0	1.00%	43.9%	12/31/2023	2.61	0	0	0.75%	44.2%
12/31/2022	1.75	8,468	14,838	1.25%	-40.3%	12/31/2022	1.78	0	0	1.00%	-40.2%	12/31/2022	1.81	0	0	0.75%	-40.0%
12/31/2021	2.94	7,117	20,899	1.25%	11.1%	12/31/2021	2.97	0	0	1.00%	11.3%	12/31/2021	3.01	0	0	0.75%	11.6%
12/31/2020	2.64	1,626	4,299	1.25%	56.8%	12/31/2020	2.67	0	0	1.00%	57.2%	12/31/2020	2.70	0	0	0.75%	57.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.48	0	$0	0.50%	31.4%	12/31/2024	$3.55	0	$0	0.25%	31.7%	12/31/2024	$3.63	0	$0	0.00%	32.0%
12/31/2023	2.65	0	0	0.50%	44.6%	12/31/2023	2.70	0	0	0.25%	45.0%	12/31/2023	2.75	0	0	0.00%	45.3%
12/31/2022	1.83	0	0	0.50%	-39.9%	12/31/2022	1.86	0	0	0.25%	-39.7%	12/31/2022	1.89	0	0	0.00%	-39.6%
12/31/2021	3.05	0	0	0.50%	11.9%	12/31/2021	3.09	0	0	0.25%	12.2%	12/31/2021	3.13	0	0	0.00%	12.5%
12/31/2020	2.73	0	0	0.50%	57.9%	12/31/2020	2.75	0	0	0.25%	58.3%	12/31/2020	2.78	0	0	0.00%	58.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.4%
2022	0.4%
2021	0.1%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Value Index Fund Admiral Class - 06-FMW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,098,679	$7,476,305	138,614
Receivables: investments sold	55,425
Payables: investments purchased	-
Net assets	$9,154,104

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,154,104	4,530,427	$2.02
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.15
Band 25	-	-	2.19
Band 0	-	-	2.23
Total	$9,154,104	4,530,427

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$199,195
Mortality & expense charges			(104,952)
Net investment income (loss)			94,243

Gain (loss) on investments:
Net realized gain (loss)			179,337
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			821,572
Net gain (loss)			1,000,909

Increase (decrease) in net assets from operations			$1,095,152

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,243	$84,474
Net realized gain (loss)		179,337	77,871
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		821,572	329,557

Increase (decrease) in net assets from operations		1,095,152	491,902

Contract owner transactions:
Proceeds from units sold		2,091,504	1,855,588
Cost of units redeemed		(1,075,797)	(1,258,066)
Account charges		(17,549)	(12,711)
Increase (decrease)		998,158	584,811
Net increase (decrease)		2,093,310	1,076,713
Net assets, beginning		7,060,794	5,984,081
Net assets, ending		$9,154,104	$7,060,794

Units sold		1,079,098	1,127,637
Units redeemed		(551,091)	(784,988)
Net increase (decrease)		528,007	342,649
Units outstanding, beginning		4,002,420	3,659,771
Units outstanding, ending		4,530,427	4,002,420

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,524,244
Cost of units redeemed/account charges			(6,751,973)
Net investment income (loss)			349,128
Net realized gain (loss)			410,331
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,622,374
Net assets			$9,154,104

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.02	4,530	$9,154	1.25%	14.5%	12/31/2024	$2.06	0	$0	1.00%	14.8%	12/31/2024	$2.10	0	$0	0.75%	15.1%
12/31/2023	1.76	4,002	7,061	1.25%	7.9%	12/31/2023	1.80	0	0	1.00%	8.2%	12/31/2023	1.83	0	0	0.75%	8.4%
12/31/2022	1.64	3,660	5,984	1.25%	-3.3%	12/31/2022	1.66	0	0	1.00%	-3.1%	12/31/2022	1.69	0	0	0.75%	-2.8%
12/31/2021	1.69	2,290	3,872	1.25%	24.9%	12/31/2021	1.71	15	26	1.00%	25.2%	12/31/2021	1.73	0	0	0.75%	25.5%
12/31/2020	1.35	1,762	2,385	1.25%	1.0%	12/31/2020	1.37	2	3	1.00%	1.3%	12/31/2020	1.38	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	15.4%	12/31/2024	$2.19	0	$0	0.25%	15.7%	12/31/2024	$2.23	0	$0	0.00%	16.0%
12/31/2023	1.86	0	0	0.50%	8.7%	12/31/2023	1.89	0	0	0.25%	9.0%	12/31/2023	1.93	0	0	0.00%	9.2%
12/31/2022	1.71	0	0	0.50%	-2.6%	12/31/2022	1.74	0	0	0.25%	-2.3%	12/31/2022	1.76	0	0	0.00%	-2.1%
12/31/2021	1.76	0	0	0.50%	25.9%	12/31/2021	1.78	0	0	0.25%	26.2%	12/31/2021	1.80	0	0	0.00%	26.5%
12/31/2020	1.40	0	0	0.50%	1.8%	12/31/2020	1.41	0	0	0.25%	2.0%	12/31/2020	1.42	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.5%
2022	2.3%
2021	2.6%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard GNMA Fund Admiral Class - 06-GFM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,286,331	$1,386,602	134,389
Receivables: investments sold	-
Payables: investments purchased	(60,572)
Net assets	$1,225,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,225,759	1,279,721	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$1,225,759	1,279,721

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$48,887
Mortality & expense charges			(16,916)
Net investment income (loss)			31,971

Gain (loss) on investments:
Net realized gain (loss)			(34,568)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			289
Net gain (loss)			(34,279)

Increase (decrease) in net assets from operations			$(2,308)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,971	$26,572
Net realized gain (loss)		(34,568)	(33,175)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		289	54,403

Increase (decrease) in net assets from operations		(2,308)	47,800

Contract owner transactions:
Proceeds from units sold		257,441	404,279
Cost of units redeemed		(424,224)	(253,004)
Account charges		(1,926)	(1,551)
Increase (decrease)		(168,709)	149,724
Net increase (decrease)		(171,017)	197,524
Net assets, beginning		1,396,776	1,199,252
Net assets, ending		$1,225,759	$1,396,776

Units sold		271,599	430,442
Units redeemed		(448,647)	(273,830)
Net increase (decrease)		(177,048)	156,612
Units outstanding, beginning		1,456,769	1,300,157
Units outstanding, ending		1,279,721	1,456,769

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$4,773,962
Cost of units redeemed/account charges			(3,498,613)
Net investment income (loss)			125,136
Net realized gain (loss)			(74,455)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(100,271)
Net assets			$1,225,759

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	1,280	$1,226	1.25%	-0.1%	12/31/2024	$0.98	0	$0	1.00%	0.1%	12/31/2024	$0.99	0	$0	0.75%	0.4%
12/31/2023	0.96	1,457	1,397	1.25%	3.9%	12/31/2023	0.97	0	0	1.00%	4.2%	12/31/2023	0.99	0	0	0.75%	4.5%
12/31/2022	0.92	1,300	1,199	1.25%	-11.8%	12/31/2022	0.94	0	0	1.00%	-11.6%	12/31/2022	0.95	0	0	0.75%	-11.4%
12/31/2021	1.05	1,575	1,648	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.0%	12/31/2021	1.07	0	0	0.75%	-1.8%
12/31/2020	1.07	1,404	1,503	1.25%	2.5%	12/31/2020	1.08	0	0	1.00%	2.8%	12/31/2020	1.09	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	0.7%	12/31/2024	$1.03	0	$0	0.25%	0.9%	12/31/2024	$1.05	0	$0	0.00%	1.2%
12/31/2023	1.01	0	0	0.50%	4.7%	12/31/2023	1.02	0	0	0.25%	5.0%	12/31/2023	1.04	0	0	0.00%	5.3%
12/31/2022	0.96	0	0	0.50%	-11.2%	12/31/2022	0.97	0	0	0.25%	-10.9%	12/31/2022	0.99	0	0	0.00%	-10.7%
12/31/2021	1.08	0	0	0.50%	-1.5%	12/31/2021	1.09	0	0	0.25%	-1.3%	12/31/2021	1.11	0	0	0.00%	-1.0%
12/31/2020	1.10	0	0	0.50%	3.3%	12/31/2020	1.11	0	0	0.25%	3.6%	12/31/2020	1.12	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	3.2%
2022	2.4%
2021	0.9%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,763,365	$1,898,071	84,898
Receivables: investments sold	148,548
Payables: investments purchased	-
Net assets	$1,911,913

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,911,913	1,778,894	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$1,911,913	1,778,894

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$83,599
Mortality & expense charges			(28,717)
Net investment income (loss)			54,882

Gain (loss) on investments:
Net realized gain (loss)			(163,001)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			122,168
Net gain (loss)			(40,833)

Increase (decrease) in net assets from operations			$14,049

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$54,882	$75,826
Net realized gain (loss)		(163,001)	(76,607)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		122,168	65,518

Increase (decrease) in net assets from operations		14,049	64,737

Contract owner transactions:
Proceeds from units sold		898,449	790,024
Cost of units redeemed		(1,610,434)	(664,482)
Account charges		(6,979)	(6,121)
Increase (decrease)		(718,964)	119,421
Net increase (decrease)		(704,915)	184,158
Net assets, beginning		2,616,828	2,432,670
Net assets, ending		$1,911,913	$2,616,828

Units sold		869,701	756,214
Units redeemed		(1,539,782)	(641,826)
Net increase (decrease)		(670,081)	114,388
Units outstanding, beginning		2,448,975	2,334,587
Units outstanding, ending		1,778,894	2,448,975

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,476,123
Cost of units redeemed/account charges			(3,541,837)
Net investment income (loss)			341,920
Net realized gain (loss)			(229,625)
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(134,706)
Net assets			$1,911,913

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.07	1,779	$1,912	1.25%	0.6%	12/31/2024	$1.10	0	$0	1.00%	0.8%	12/31/2024	$1.12	0	$0	0.75%	1.1%
12/31/2023	1.07	2,449	2,617	1.25%	2.5%	12/31/2023	1.09	0	0	1.00%	2.8%	12/31/2023	1.10	0	0	0.75%	3.1%
12/31/2022	1.04	2,335	2,433	1.25%	-13.0%	12/31/2022	1.06	0	0	1.00%	-12.8%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	1,700	2,035	1.25%	4.4%	12/31/2021	1.21	0	0	1.00%	4.6%	12/31/2021	1.22	0	0	0.75%	4.9%
12/31/2020	1.15	1,084	1,243	1.25%	9.6%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	1.3%	12/31/2024	$1.16	0	$0	0.25%	1.6%	12/31/2024	$1.18	0	$0	0.00%	1.9%
12/31/2023	1.12	0	0	0.50%	3.3%	12/31/2023	1.14	0	0	0.25%	3.6%	12/31/2023	1.16	0	0	0.00%	3.8%
12/31/2022	1.09	0	0	0.50%	-12.3%	12/31/2022	1.10	0	0	0.25%	-12.1%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.24	0	0	0.50%	5.2%	12/31/2021	1.25	0	0	0.25%	5.4%	12/31/2021	1.27	0	0	0.00%	5.7%
12/31/2020	1.18	0	0	0.50%	10.4%	12/31/2020	1.19	0	0	0.25%	10.7%	12/31/2020	1.20	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	4.2%
2022	7.2%
2021	4.4%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121,805	$143,334	16,198
Receivables: investments sold	171
Payables: investments purchased	-
Net assets	$121,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,514	118,901	$0.95
Band 100	-	-	0.98
Band 75	8,462	8,553	0.99
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$121,976	127,454

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$7,839
Mortality & expense charges			(1,960)
Net investment income (loss)			5,879

Gain (loss) on investments:
Net realized gain (loss)			(26,301)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,564
Net gain (loss)			(18,737)

Increase (decrease) in net assets from operations			$(12,858)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,879	$6,857
Net realized gain (loss)		(26,301)	(7,648)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,564	15,015

Increase (decrease) in net assets from operations		(12,858)	14,224

Contract owner transactions:
Proceeds from units sold		18,750	132,969
Cost of units redeemed		(120,336)	(20,419)
Account charges		(337)	(542)
Increase (decrease)		(101,923)	112,008
Net increase (decrease)		(114,781)	126,232
Net assets, beginning		236,757	110,525
Net assets, ending		$121,976	$236,757

Units sold		19,249	140,074
Units redeemed		(129,859)	(22,070)
Net increase (decrease)		(110,610)	118,004
Units outstanding, beginning		238,064	120,060
Units outstanding, ending		127,454	238,064

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$630,920
Cost of units redeemed/account charges			(469,327)
Net investment income (loss)			21,214
Net realized gain (loss)			(47,609)
Realized gain distributions			8,307
Net change in unrealized appreciation (depreciation)			(21,529)
Net assets			$121,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.95	119	$114	1.25%	-3.9%	12/31/2024	$0.98	0	$0	1.00%	-3.7%	12/31/2024	$0.99	9	$8	0.75%	-3.4%
12/31/2023	0.99	231	230	1.25%	8.0%	12/31/2023	1.02	0	0	1.00%	8.3%	12/31/2023	1.02	7	7	0.75%	8.6%
12/31/2022	0.92	116	107	1.25%	-26.5%	12/31/2022	0.94	0	0	1.00%	-26.3%	12/31/2022	0.94	4	4	0.75%	-26.1%
12/31/2021	1.25	116	145	1.25%	-3.5%	12/31/2021	1.28	0	0	1.00%	-3.3%	12/31/2021	1.28	4	6	0.75%	-3.0%
12/31/2020	1.30	84	109	1.25%	14.1%	12/31/2020	1.32	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	0	$0	0.50%	-3.2%	12/31/2024	$1.03	0	$0	0.25%	-2.9%	12/31/2024	$1.04	0	$0	0.00%	-2.7%
12/31/2023	1.04	0	0	0.50%	8.8%	12/31/2023	1.06	0	0	0.25%	9.1%	12/31/2023	1.07	0	0	0.00%	9.4%
12/31/2022	0.96	0	0	0.50%	-25.9%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.6%
12/31/2021	1.29	0	0	0.50%	-2.8%	12/31/2021	1.30	0	0	0.25%	-2.5%	12/31/2021	1.32	0	0	0.00%	-2.3%
12/31/2020	1.33	0	0	0.50%	14.9%	12/31/2020	1.34	0	0	0.25%	15.2%	12/31/2020	1.35	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.4%
2023	5.4%
2022	3.8%
2021	3.4%
2020	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellesley Income Fund Admiral Class - 06-GCT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$547,417	$588,827	9,124
Receivables: investments sold	-
Payables: investments purchased	(62)
Net assets	$547,355

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$547,355	416,348	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$547,355	416,348

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$28,414
Mortality & expense charges			(9,764)
Net investment income (loss)			18,650

Gain (loss) on investments:
Net realized gain (loss)			(18,311)
Realized gain distributions			15,060
Net change in unrealized appreciation (depreciation)			30,920
Net gain (loss)			27,669

Increase (decrease) in net assets from operations			$46,319

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,650	$18,468
Net realized gain (loss)		(18,311)	(5,779)
Realized gain distributions		15,060	11,181
Net change in unrealized appreciation (depreciation)		30,920	22,887

Increase (decrease) in net assets from operations		46,319	46,757

Contract owner transactions:
Proceeds from units sold		68,322	161,896
Cost of units redeemed		(424,249)	(80,652)
Account charges		(1,871)	(2,100)
Increase (decrease)		(357,798)	79,144
Net increase (decrease)		(311,479)	125,901
Net assets, beginning		858,834	732,933
Net assets, ending		$547,355	$858,834

Units sold		53,165	135,261
Units redeemed		(320,544)	(68,605)
Net increase (decrease)		(267,379)	66,656
Units outstanding, beginning		683,727	617,071
Units outstanding, ending		416,348	683,727

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,774,492
Cost of units redeemed/account charges			(1,368,922)
Net investment income (loss)			72,888
Net realized gain (loss)			9,133
Realized gain distributions			101,174
Net change in unrealized appreciation (depreciation)			(41,410)
Net assets			$547,355

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	416	$547	1.25%	4.7%	12/31/2024	$1.34	0	$0	1.00%	4.9%	12/31/2024	$1.36	0	$0	0.75%	5.2%
12/31/2023	1.26	684	859	1.25%	5.8%	12/31/2023	1.28	0	0	1.00%	6.0%	12/31/2023	1.30	0	0	0.75%	6.3%
12/31/2022	1.19	617	733	1.25%	-10.1%	12/31/2022	1.20	0	0	1.00%	-9.9%	12/31/2022	1.22	0	0	0.75%	-9.7%
12/31/2021	1.32	523	692	1.25%	7.2%	12/31/2021	1.34	0	0	1.00%	7.5%	12/31/2021	1.35	0	0	0.75%	7.8%
12/31/2020	1.23	718	885	1.25%	7.2%	12/31/2020	1.24	0	0	1.00%	7.5%	12/31/2020	1.25	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	0.50%	5.5%	12/31/2024	$1.42	0	$0	0.25%	5.7%	12/31/2024	$1.44	0	$0	0.00%	6.0%
12/31/2023	1.32	0	0	0.50%	6.5%	12/31/2023	1.34	0	0	0.25%	6.8%	12/31/2023	1.36	0	0	0.00%	7.1%
12/31/2022	1.24	0	0	0.50%	-9.5%	12/31/2022	1.25	0	0	0.25%	-9.2%	12/31/2022	1.27	0	0	0.00%	-9.0%
12/31/2021	1.37	0	0	0.50%	8.0%	12/31/2021	1.38	0	0	0.25%	8.3%	12/31/2021	1.40	0	0	0.00%	8.6%
12/31/2020	1.26	0	0	0.50%	8.0%	12/31/2020	1.28	0	0	0.25%	8.3%	12/31/2020	1.29	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.0%
2023	3.6%
2022	3.0%
2021	2.6%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellington Fund Admiral Class - 06-GFF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,790,932	$3,793,535	51,285
Receivables: investments sold	1,634
Payables: investments purchased	-
Net assets	$3,792,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,792,566	2,190,666	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.90
Total	$3,792,566	2,190,666

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$80,124
Mortality & expense charges			(43,791)
Net investment income (loss)			36,333

Gain (loss) on investments:
Net realized gain (loss)			8,580
Realized gain distributions			294,544
Net change in unrealized appreciation (depreciation)			99,227
Net gain (loss)			402,351

Increase (decrease) in net assets from operations			$438,684

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,333	$25,042
Net realized gain (loss)		8,580	(10,332)
Realized gain distributions		294,544	91,652
Net change in unrealized appreciation (depreciation)		99,227	172,180

Increase (decrease) in net assets from operations		438,684	278,542

Contract owner transactions:
Proceeds from units sold		1,278,040	428,203
Cost of units redeemed		(482,571)	(95,020)
Account charges		(3,834)	(4,601)
Increase (decrease)		791,635	328,582
Net increase (decrease)		1,230,319	607,124
Net assets, beginning		2,562,247	1,955,123
Net assets, ending		$3,792,566	$2,562,247

Units sold		810,089	303,025
Units redeemed		(298,411)	(71,676)
Net increase (decrease)		511,678	231,349
Units outstanding, beginning		1,678,988	1,447,639
Units outstanding, ending		2,190,666	1,678,988

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,820,079
Cost of units redeemed/account charges			(4,249,186)
Net investment income (loss)			172,999
Net realized gain (loss)			95,116
Realized gain distributions			956,161
Net change in unrealized appreciation (depreciation)			(2,603)
Net assets			$3,792,566

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.73	2,191	$3,793	1.25%	13.4%	12/31/2024	$1.76	0	$0	1.00%	13.7%	12/31/2024	$1.80	0	$0	0.75%	14.0%
12/31/2023	1.53	1,679	2,562	1.25%	13.0%	12/31/2023	1.55	0	0	1.00%	13.3%	12/31/2023	1.58	0	0	0.75%	13.6%
12/31/2022	1.35	1,448	1,955	1.25%	-15.3%	12/31/2022	1.37	0	0	1.00%	-15.1%	12/31/2022	1.39	0	0	0.75%	-14.9%
12/31/2021	1.59	1,468	2,341	1.25%	17.6%	12/31/2021	1.61	0	0	1.00%	17.9%	12/31/2021	1.63	0	0	0.75%	18.2%
12/31/2020	1.36	1,404	1,904	1.25%	9.3%	12/31/2020	1.37	0	0	1.00%	9.6%	12/31/2020	1.38	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	14.3%	12/31/2024	$1.87	0	$0	0.25%	14.6%	12/31/2024	$1.90	0	$0	0.00%	14.9%
12/31/2023	1.60	0	0	0.50%	13.8%	12/31/2023	1.63	0	0	0.25%	14.1%	12/31/2023	1.66	0	0	0.00%	14.4%
12/31/2022	1.41	0	0	0.50%	-14.7%	12/31/2022	1.43	0	0	0.25%	-14.5%	12/31/2022	1.45	0	0	0.00%	-14.3%
12/31/2021	1.65	0	0	0.50%	18.5%	12/31/2021	1.67	0	0	0.25%	18.8%	12/31/2021	1.69	0	0	0.00%	19.1%
12/31/2020	1.39	0	0	0.50%	10.1%	12/31/2020	1.40	0	0	0.25%	10.4%	12/31/2020	1.42	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.5%
2023	2.3%
2022	2.0%
2021	2.0%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,028	$195,742	5,805
Receivables: investments sold	1,067
Payables: investments purchased	-
Net assets	$207,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,095	175,244	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$207,095	175,244

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,046
Mortality & expense charges			(2,244)
Net investment income (loss)			3,802

Gain (loss) on investments:
Net realized gain (loss)			5,294
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,548)
Net gain (loss)			746

Increase (decrease) in net assets from operations			$4,548

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,802	$2,957
Net realized gain (loss)		5,294	344
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,548)	12,744

Increase (decrease) in net assets from operations		4,548	16,045

Contract owner transactions:
Proceeds from units sold		122,255	43,612
Cost of units redeemed		(70,666)	(4,246)
Account charges		(453)	(279)
Increase (decrease)		51,136	39,087
Net increase (decrease)		55,684	55,132
Net assets, beginning		151,411	96,279
Net assets, ending		$207,095	$151,411

Units sold		100,130	40,824
Units redeemed		(58,294)	(4,241)
Net increase (decrease)		41,836	36,583
Units outstanding, beginning		133,408	96,825
Units outstanding, ending		175,244	133,408

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$281,885
Cost of units redeemed/account charges			(102,204)
Net investment income (loss)			8,437
Net realized gain (loss)			8,691
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,286
Net assets			$207,095

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.18	175	$207	1.25%	4.1%	12/31/2024	$1.20	0	$0	1.00%	4.4%	12/31/2024	$1.22	0	$0	0.75%	4.6%
12/31/2023	1.13	133	151	1.25%	14.1%	12/31/2023	1.15	0	0	1.00%	14.4%	12/31/2023	1.17	0	0	0.75%	14.7%
12/31/2022	0.99	97	96	1.25%	-16.6%	12/31/2022	1.01	0	0	1.00%	-16.3%	12/31/2022	1.02	0	0	0.75%	-16.1%
12/31/2021	1.19	16	19	1.25%	6.8%	12/31/2021	1.20	0	0	1.00%	7.0%	12/31/2021	1.21	0	0	0.75%	7.3%
12/31/2020	1.12	15	17	1.25%	10.0%	12/31/2020	1.12	0	0	1.00%	10.2%	12/31/2020	1.13	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	4.9%	12/31/2024	$1.26	0	$0	0.25%	5.2%	12/31/2024	$1.28	0	$0	0.00%	5.4%
12/31/2023	1.18	0	0	0.50%	15.0%	12/31/2023	1.20	0	0	0.25%	15.3%	12/31/2023	1.22	0	0	0.00%	15.6%
12/31/2022	1.03	0	0	0.50%	-15.9%	12/31/2022	1.04	0	0	0.25%	-15.7%	12/31/2022	1.05	0	0	0.00%	-15.5%
12/31/2021	1.22	0	0	0.50%	7.6%	12/31/2021	1.24	0	0	0.25%	7.8%	12/31/2021	1.25	0	0	0.00%	8.1%
12/31/2020	1.14	0	0	0.50%	10.8%	12/31/2020	1.15	0	0	0.25%	11.1%	12/31/2020	1.15	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.4%
2023	3.6%
2022	2.5%
2021	3.3%
2020	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,615	$470,499	23,987
Receivables: investments sold	10,300
Payables: investments purchased	-
Net assets	$469,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,915	465,907	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$469,915	465,907

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,437
Mortality & expense charges			(5,357)
Net investment income (loss)			10,080

Gain (loss) on investments:
Net realized gain (loss)			(322)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,120)
Net gain (loss)			(9,442)

Increase (decrease) in net assets from operations			$638

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,080	$4,529
Net realized gain (loss)		(322)	(5,040)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,120)	11,795

Increase (decrease) in net assets from operations		638	11,284

Contract owner transactions:
Proceeds from units sold		119,036	145,658
Cost of units redeemed		(21,650)	(47,398)
Account charges		(1,712)	(1,278)
Increase (decrease)		95,674	96,982
Net increase (decrease)		96,312	108,266
Net assets, beginning		373,603	265,337
Net assets, ending		$469,915	$373,603

Units sold		118,414	148,821
Units redeemed		(23,197)	(49,541)
Net increase (decrease)		95,217	99,280
Units outstanding, beginning		370,690	271,410
Units outstanding, ending		465,907	370,690

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$580,575
Cost of units redeemed/account charges			(111,395)
Net investment income (loss)			16,004
Net realized gain (loss)			(5,800)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(10,884)
Net assets			$469,915

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	466	$470	1.25%	0.1%	12/31/2024	$1.03	0	$0	1.00%	0.3%	12/31/2024	$1.04	0	$0	0.75%	0.6%
12/31/2023	1.01	371	374	1.25%	3.1%	12/31/2023	1.02	0	0	1.00%	3.3%	12/31/2023	1.04	0	0	0.75%	3.6%
12/31/2022	0.98	271	265	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.4%
12/31/2021	1.11	116	129	1.25%	-3.8%	12/31/2021	1.12	0	0	1.00%	-3.6%	12/31/2021	1.13	0	0	0.75%	-3.3%
12/31/2020	1.15	97	112	1.25%	6.3%	12/31/2020	1.16	0	0	1.00%	6.6%	12/31/2020	1.17	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	0.8%	12/31/2024	$1.08	0	$0	0.25%	1.1%	12/31/2024	$1.10	0	$0	0.00%	1.3%
12/31/2023	1.05	0	0	0.50%	3.9%	12/31/2023	1.07	0	0	0.25%	4.1%	12/31/2023	1.08	0	0	0.00%	4.4%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.04	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-3.1%	12/31/2021	1.15	0	0	0.25%	-2.8%	12/31/2021	1.16	0	0	0.00%	-2.6%
12/31/2020	1.18	0	0	0.50%	7.1%	12/31/2020	1.18	0	0	0.25%	7.4%	12/31/2020	1.19	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.7%
2023	2.6%
2022	1.0%
2021	1.1%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard International Growth Fund Admiral Class - 06-3F6

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,584,323	$32,629,656	265,183
Receivables: investments sold	350,367
Payables: investments purchased	-
Net assets	$26,934,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,934,690	19,467,614	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$26,934,690	19,467,614

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$236,138
Mortality & expense charges			(344,649)
Net investment income (loss)			(108,511)

Gain (loss) on investments:
Net realized gain (loss)			(1,365,870)
Realized gain distributions			2,193,167
Net change in unrealized appreciation (depreciation)			1,426,159
Net gain (loss)			2,253,456

Increase (decrease) in net assets from operations			$2,144,945

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(108,511)	$(14,286)
Net realized gain (loss)		(1,365,870)	(1,610,887)
Realized gain distributions		2,193,167	213,038
Net change in unrealized appreciation (depreciation)		1,426,159	4,442,959

Increase (decrease) in net assets from operations		2,144,945	3,030,824

Contract owner transactions:
Proceeds from units sold		6,460,722	6,730,901
Cost of units redeemed		(7,822,871)	(5,283,044)
Account charges		(68,525)	(59,598)
Increase (decrease)		(1,430,674)	1,388,259
Net increase (decrease)		714,271	4,419,083
Net assets, beginning		26,220,419	21,801,336
Net assets, ending		$26,934,690	$26,220,419

Units sold		5,336,802	5,604,052
Units redeemed		(6,358,324)	(4,431,844)
Net increase (decrease)		(1,021,522)	1,172,208
Units outstanding, beginning		20,489,136	19,316,928
Units outstanding, ending		19,467,614	20,489,136

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$52,384,741
Cost of units redeemed/account charges			(23,169,771)
Net investment income (loss)			(1,582)
Net realized gain (loss)			(2,780,459)
Realized gain distributions			6,547,094
Net change in unrealized appreciation (depreciation)			(6,045,333)
Net assets			$26,934,690

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	19,468	$26,935	1.25%	8.1%	12/31/2024	$1.41	0	$0	1.00%	8.4%	12/31/2024	$1.43	0	$0	0.75%	8.7%
12/31/2023	1.28	20,489	26,220	1.25%	13.4%	12/31/2023	1.30	0	0	1.00%	13.7%	12/31/2023	1.32	0	0	0.75%	14.0%
12/31/2022	1.13	19,317	21,801	1.25%	-31.7%	12/31/2022	1.14	0	0	1.00%	-31.5%	12/31/2022	1.15	0	0	0.75%	-31.3%
12/31/2021	1.65	15,556	25,688	1.25%	-2.0%	12/31/2021	1.67	0	0	1.00%	-1.7%	12/31/2021	1.68	0	0	0.75%	-1.5%
12/31/2020	1.68	3,680	6,199	1.25%	57.8%	12/31/2020	1.70	0	0	1.00%	58.2%	12/31/2020	1.71	0	0	0.75%	58.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	8.9%	12/31/2024	$1.48	0	$0	0.25%	9.2%	12/31/2024	$1.50	0	$0	0.00%	9.5%
12/31/2023	1.33	0	0	0.50%	14.2%	12/31/2023	1.35	0	0	0.25%	14.5%	12/31/2023	1.37	0	0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-31.1%	12/31/2022	1.18	0	0	0.25%	-31.0%	12/31/2022	1.19	0	0	0.00%	-30.8%
12/31/2021	1.70	0	0	0.50%	-1.2%	12/31/2021	1.71	0	0	0.25%	-1.0%	12/31/2021	1.73	0	0	0.00%	-0.7%
12/31/2020	1.72	0	0	0.50%	58.9%	12/31/2020	1.73	0	0	0.25%	59.3%	12/31/2020	1.74	0	0	0.00%	59.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	1.2%
2022	1.3%
2021	1.5%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Federal Fund Admiral Class - 06-3CR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,691	$165,635	16,535
Receivables: investments sold	139
Payables: investments purchased	-
Net assets	$167,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,830	161,045	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$167,830	161,045

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,279
Mortality & expense charges			(1,510)
Net investment income (loss)			2,769

Gain (loss) on investments:
Net realized gain (loss)			175
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,991
Net gain (loss)			2,166

Increase (decrease) in net assets from operations			$4,935

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,769	$13
Net realized gain (loss)		175	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,991	65

Increase (decrease) in net assets from operations		4,935	78

Contract owner transactions:
Proceeds from units sold		308,290	15,784
Cost of units redeemed		(161,128)	-
Account charges		(110)	(19)
Increase (decrease)		147,052	15,765
Net increase (decrease)		151,987	15,843
Net assets, beginning		15,843	-
Net assets, ending		$167,830	$15,843

Units sold		305,134	15,672
Units redeemed		(159,742)	(19)
Net increase (decrease)		145,392	15,653
Units outstanding, beginning		15,653	-
Units outstanding, ending		161,045	15,653

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$324,074
Cost of units redeemed/account charges			(161,257)
Net investment income (loss)			2,782
Net realized gain (loss)			175
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,056
Net assets			$167,830

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.04	161	$168	1.25%	3.0%	12/31/2024	$1.06	0	$0	1.00%	3.2%	12/31/2024	$1.08	0	$0	0.75%	3.5%
12/31/2023	1.01	16	16	1.25%	2.6%	12/31/2023	1.03	0	0	1.00%	2.9%	12/31/2023	1.04	0	0	0.75%	3.1%
12/31/2022	0.99	0	0	1.25%	-6.4%	12/31/2022	1.00	0	0	1.00%	-6.1%	12/31/2022	1.01	0	0	0.75%	-5.9%
12/31/2021	1.05	0	0	1.25%	-1.7%	12/31/2021	1.06	0	0	1.00%	-1.5%	12/31/2021	1.07	0	0	0.75%	-1.2%
12/31/2020	1.07	0	0	1.25%	3.2%	12/31/2020	1.08	0	0	1.00%	3.4%	12/31/2020	1.09	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.09	0	$0	0.50%	3.7%	12/31/2024	$1.11	0	$0	0.25%	4.0%	12/31/2024	$1.13	0	$0	0.00%	4.3%
12/31/2023	1.05	0	0	0.50%	3.4%	12/31/2023	1.07	0	0	0.25%	3.7%	12/31/2023	1.08	0	0	0.00%	3.9%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.03	0	0	0.25%	-5.4%	12/31/2022	1.04	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	-1.0%	12/31/2021	1.09	0	0	0.25%	-0.7%	12/31/2021	1.10	0	0	0.00%	-0.5%
12/31/2020	1.09	0	0	0.50%	3.9%	12/31/2020	1.10	0	0	0.25%	4.2%	12/31/2020	1.11	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.7%
2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2065 Fund Investor Class - 06-34V

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,320,025	$2,939,442	98,806
Receivables: investments sold	1,836
Payables: investments purchased	-
Net assets	$3,321,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,321,861	2,083,135	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$3,321,861	2,083,135

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$67,255
Mortality & expense charges			(33,022)
Net investment income (loss)			34,233

Gain (loss) on investments:
Net realized gain (loss)			23,390
Realized gain distributions			1,268
Net change in unrealized appreciation (depreciation)			235,561
Net gain (loss)			260,219

Increase (decrease) in net assets from operations			$294,452

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,233	$20,612
Net realized gain (loss)		23,390	355
Realized gain distributions		1,268	-
Net change in unrealized appreciation (depreciation)		235,561	222,661

Increase (decrease) in net assets from operations		294,452	243,628

Contract owner transactions:
Proceeds from units sold		1,457,098	899,639
Cost of units redeemed		(305,735)	(170,025)
Account charges		(19,234)	(16,732)
Increase (decrease)		1,132,129	712,882
Net increase (decrease)		1,426,581	956,510
Net assets, beginning		1,895,280	938,770
Net assets, ending		$3,321,861	$1,895,280

Units sold		954,982	700,156
Units redeemed		(217,089)	(145,583)
Net increase (decrease)		737,893	554,573
Units outstanding, beginning		1,345,242	790,669
Units outstanding, ending		2,083,135	1,345,242

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,796,215
Cost of units redeemed/account charges			(953,241)
Net investment income (loss)			70,473
Net realized gain (loss)			25,453
Realized gain distributions			2,378
Net change in unrealized appreciation (depreciation)			380,583
Net assets			$3,321,861

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.59	2,083	$3,322	1.25%	13.2%	12/31/2024	$1.62	0	$0	1.00%	13.5%	12/31/2024	$1.65	0	$0	0.75%	13.8%
12/31/2023	1.41	1,345	1,895	1.25%	18.7%	12/31/2023	1.43	0	0	1.00%	19.0%	12/31/2023	1.45	0	0	0.75%	19.3%
12/31/2022	1.19	791	939	1.25%	-18.4%	12/31/2022	1.20	0	0	1.00%	-18.2%	12/31/2022	1.22	0	0	0.75%	-18.0%
12/31/2021	1.46	335	488	1.25%	15.0%	12/31/2021	1.47	0	0	1.00%	15.3%	12/31/2021	1.48	0	0	0.75%	15.6%
12/31/2020	1.27	23	29	1.25%	14.7%	12/31/2020	1.27	0	0	1.00%	15.0%	12/31/2020	1.28	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	14.0%	12/31/2024	$1.71	0	$0	0.25%	14.3%	12/31/2024	$1.74	0	$0	0.00%	14.6%
12/31/2023	1.47	0	0	0.50%	19.6%	12/31/2023	1.49	0	0	0.25%	19.9%	12/31/2023	1.51	0	0	0.00%	20.1%
12/31/2022	1.23	0	0	0.50%	-17.8%	12/31/2022	1.25	0	0	0.25%	-17.6%	12/31/2022	1.26	0	0	0.00%	-17.4%
12/31/2021	1.50	0	0	0.50%	15.9%	12/31/2021	1.51	0	0	0.25%	16.2%	12/31/2021	1.53	0	0	0.00%	16.5%
12/31/2020	1.29	0	0	0.50%	15.6%	12/31/2020	1.30	0	0	0.25%	15.9%	12/31/2020	1.31	0	0	0.00%	16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.6%
2023	2.7%
2022	2.5%
2021	3.1%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$956,115	$984,883	26,704
Receivables: investments sold	10,869
Payables: investments purchased	-
Net assets	$966,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$966,984	628,612	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$966,984	628,612

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,800
Mortality & expense charges			(10,212)
Net investment income (loss)			5,588

Gain (loss) on investments:
Net realized gain (loss)			9,720
Realized gain distributions			85,238
Net change in unrealized appreciation (depreciation)			(47,506)
Net gain (loss)			47,452

Increase (decrease) in net assets from operations			$53,040

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,588	$1,424
Net realized gain (loss)		9,720	(14,450)
Realized gain distributions		85,238	3,308
Net change in unrealized appreciation (depreciation)		(47,506)	54,824

Increase (decrease) in net assets from operations		53,040	45,106

Contract owner transactions:
Proceeds from units sold		594,222	335,961
Cost of units redeemed		(248,393)	(711,718)
Account charges		(1,003)	(518)
Increase (decrease)		344,826	(376,275)
Net increase (decrease)		397,866	(331,169)
Net assets, beginning		569,118	900,287
Net assets, ending		$966,984	$569,118

Units sold		394,193	249,760
Units redeemed		(163,908)	(524,175)
Net increase (decrease)		230,285	(274,415)
Units outstanding, beginning		398,327	672,742
Units outstanding, ending		628,612	398,327

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,167,406
Cost of units redeemed/account charges			(1,335,478)
Net investment income (loss)			15,099
Net realized gain (loss)			2,323
Realized gain distributions			146,402
Net change in unrealized appreciation (depreciation)			(28,768)
Net assets			$966,984

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	629	$967	1.25%	7.7%	12/31/2024	$1.56	0	$0	1.00%	7.9%	12/31/2024	$1.58	0	$0	0.75%	8.2%
12/31/2023	1.43	398	569	1.25%	6.8%	12/31/2023	1.44	0	0	1.00%	7.0%	12/31/2023	1.46	0	0	0.75%	7.3%
12/31/2022	1.34	673	900	1.25%	-6.1%	12/31/2022	1.35	0	0	1.00%	-5.8%	12/31/2022	1.36	0	0	0.75%	-5.6%
12/31/2021	1.42	510	727	1.25%	23.3%	12/31/2021	1.43	0	0	1.00%	23.6%	12/31/2021	1.44	0	0	0.75%	23.9%
12/31/2020	1.16	78	90	1.25%	10.7%	12/31/2020	1.16	0	0	1.00%	10.9%	12/31/2020	1.16	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.60	0	$0	0.50%	8.5%	12/31/2024	$1.62	0	$0	0.25%	8.8%	12/31/2024	$1.64	0	$0	0.00%	9.0%
12/31/2023	1.48	0	0	0.50%	7.6%	12/31/2023	1.49	0	0	0.25%	7.8%	12/31/2023	1.51	0	0	0.00%	8.1%
12/31/2022	1.37	0	0	0.50%	-5.4%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.45	0	0	0.50%	24.2%	12/31/2021	1.46	0	0	0.25%	24.5%	12/31/2021	1.47	0	0	0.00%	24.8%
12/31/2020	1.17	0	0	0.50%	11.5%	12/31/2020	1.17	0	0	0.25%	11.8%	12/31/2020	1.17	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	1.3%
2022	1.5%
2021	1.5%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,595,729	$4,850,104	51,922
Receivables: investments sold	77,893
Payables: investments purchased	-
Net assets	$5,673,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,673,622	3,449,803	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$5,673,622	3,449,803

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$35,451
Mortality & expense charges			(61,463)
Net investment income (loss)			(26,012)

Gain (loss) on investments:
Net realized gain (loss)			484,962
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			248,061
Net gain (loss)			733,023

Increase (decrease) in net assets from operations			$707,011

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,012)	$(20,217)
Net realized gain (loss)		484,962	(158,290)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		248,061	943,426

Increase (decrease) in net assets from operations		707,011	764,919

Contract owner transactions:
Proceeds from units sold		3,536,037	3,014,368
Cost of units redeemed		(3,505,468)	(1,959,712)
Account charges		(17,650)	(20,149)
Increase (decrease)		12,919	1,034,507
Net increase (decrease)		719,930	1,799,426
Net assets, beginning		4,953,692	3,154,266
Net assets, ending		$5,673,622	$4,953,692

Units sold		2,270,317	2,360,405
Units redeemed		(2,282,988)	(1,579,152)
Net increase (decrease)		(12,671)	781,253
Units outstanding, beginning		3,462,474	2,681,221
Units outstanding, ending		3,449,803	3,462,474

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$16,193,933
Cost of units redeemed/account charges			(11,390,762)
Net investment income (loss)			(84,542)
Net realized gain (loss)			209,368
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			745,625
Net assets			$5,673,622

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.64	3,450	$5,674	1.25%	15.0%	12/31/2024	$1.67	0	$0	1.00%	15.2%	12/31/2024	$1.69	0	$0	0.75%	15.5%
12/31/2023	1.43	3,462	4,954	1.25%	21.6%	12/31/2023	1.45	0	0	1.00%	21.9%	12/31/2023	1.46	0	0	0.75%	22.2%
12/31/2022	1.18	2,681	3,154	1.25%	-29.7%	12/31/2022	1.19	0	0	1.00%	-29.5%	12/31/2022	1.20	0	0	0.75%	-29.4%
12/31/2021	1.67	1,643	2,751	1.25%	19.0%	12/31/2021	1.68	0	0	1.00%	19.3%	12/31/2021	1.70	0	0	0.75%	19.6%
12/31/2020	1.41	101	143	1.25%	32.8%	12/31/2020	1.41	0	0	1.00%	33.1%	12/31/2020	1.42	0	0	0.75%	33.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.71	0	$0	0.50%	15.8%	12/31/2024	$1.74	0	$0	0.25%	16.1%	12/31/2024	$1.76	0	$0	0.00%	16.4%
12/31/2023	1.48	0	0	0.50%	22.5%	12/31/2023	1.50	0	0	0.25%	22.8%	12/31/2023	1.51	0	0	0.00%	23.1%
12/31/2022	1.21	0	0	0.50%	-29.2%	12/31/2022	1.22	0	0	0.25%	-29.0%	12/31/2022	1.23	0	0	0.00%	-28.8%
12/31/2021	1.71	0	0	0.50%	19.9%	12/31/2021	1.72	0	0	0.25%	20.2%	12/31/2021	1.73	0	0	0.00%	20.5%
12/31/2020	1.42	0	0	0.50%	33.8%	12/31/2020	1.43	0	0	0.25%	34.1%	12/31/2020	1.43	0	0	0.00%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.9%
2022	0.7%
2021	0.8%
2020	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,492,568	$3,024,903	41,784
Receivables: investments sold	8,531
Payables: investments purchased	-
Net assets	$3,501,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,501,099	2,262,750	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$3,501,099	2,262,750

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$71,379
Mortality & expense charges			(40,833)
Net investment income (loss)			30,546

Gain (loss) on investments:
Net realized gain (loss)			32,606
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			312,643
Net gain (loss)			345,249

Increase (decrease) in net assets from operations			$375,795

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,546	$29,357
Net realized gain (loss)		32,606	(5,134)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		312,643	187,648

Increase (decrease) in net assets from operations		375,795	211,871

Contract owner transactions:
Proceeds from units sold		656,015	2,089,495
Cost of units redeemed		(408,383)	(1,621,625)
Account charges		(5,289)	(4,195)
Increase (decrease)		242,343	463,675
Net increase (decrease)		618,138	675,546
Net assets, beginning		2,882,961	2,207,415
Net assets, ending		$3,501,099	$2,882,961

Units sold		461,823	1,711,077
Units redeemed		(297,264)	(1,354,388)
Net increase (decrease)		164,559	356,689
Units outstanding, beginning		2,098,191	1,741,502
Units outstanding, ending		2,262,750	2,098,191

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$7,051,244
Cost of units redeemed/account charges			(4,225,029)
Net investment income (loss)			95,075
Net realized gain (loss)			112,144
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			467,665
Net assets			$3,501,099

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.55	2,263	$3,501	1.25%	12.6%	12/31/2024	$1.57	0	$0	1.00%	12.9%	12/31/2024	$1.59	0	$0	0.75%	13.2%
12/31/2023	1.37	2,098	2,883	1.25%	8.4%	12/31/2023	1.39	0	0	1.00%	8.7%	12/31/2023	1.41	0	0	0.75%	8.9%
12/31/2022	1.27	1,742	2,207	1.25%	-9.0%	12/31/2022	1.28	0	0	1.00%	-8.8%	12/31/2022	1.29	0	0	0.75%	-8.6%
12/31/2021	1.39	1,281	1,785	1.25%	27.2%	12/31/2021	1.40	0	0	1.00%	27.5%	12/31/2021	1.41	0	0	0.75%	27.8%
12/31/2020	1.10	481	527	1.25%	1.3%	12/31/2020	1.10	0	0	1.00%	1.5%	12/31/2020	1.10	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	13.5%	12/31/2024	$1.64	0	$0	0.25%	13.7%	12/31/2024	$1.66	0	$0	0.00%	14.0%
12/31/2023	1.42	0	0	0.50%	9.2%	12/31/2023	1.44	0	0	0.25%	9.5%	12/31/2023	1.45	0	0	0.00%	9.8%
12/31/2022	1.30	0	0	0.50%	-8.4%	12/31/2022	1.31	0	0	0.25%	-8.1%	12/31/2022	1.32	0	0	0.00%	-7.9%
12/31/2021	1.42	0	0	0.50%	28.1%	12/31/2021	1.43	0	0	0.25%	28.4%	12/31/2021	1.44	0	0	0.00%	28.8%
12/31/2020	1.11	0	0	0.50%	2.0%	12/31/2020	1.11	0	0	0.25%	2.3%	12/31/2020	1.12	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	2.2%
2022	2.1%
2021	2.0%
2020	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE Social Index Fund Admiral Class - 06-3WM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,740,329	$2,174,151	48,435
Receivables: investments sold	-
Payables: investments purchased	(8,580)
Net assets	$2,731,749

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,731,749	1,312,020	$2.08
Band 100	-	-	2.11
Band 75	-	-	2.14
Band 50	-	-	2.17
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$2,731,749	1,312,020

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$27,153
Mortality & expense charges			(30,888)
Net investment income (loss)			(3,735)

Gain (loss) on investments:
Net realized gain (loss)			165,692
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			375,829
Net gain (loss)			541,521

Increase (decrease) in net assets from operations			$537,786

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,735)	$635
Net realized gain (loss)		165,692	2,119
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		375,829	375,261

Increase (decrease) in net assets from operations		537,786	378,015

Contract owner transactions:
Proceeds from units sold		1,130,350	591,409
Cost of units redeemed		(755,107)	(287,481)
Account charges		(2,109)	(1,605)
Increase (decrease)		373,134	302,323
Net increase (decrease)		910,920	680,338
Net assets, beginning		1,820,829	1,140,491
Net assets, ending		$2,731,749	$1,820,829

Units sold		612,525	388,311
Units redeemed		(388,367)	(187,366)
Net increase (decrease)		224,158	200,945
Units outstanding, beginning		1,087,862	886,917
Units outstanding, ending		1,312,020	1,087,862

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,200,986
Cost of units redeemed/account charges			(1,231,621)
Net investment income (loss)			(2,953)
Net realized gain (loss)			199,159
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			566,178
Net assets			$2,731,749

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.08	1,312	$2,732	1.25%	24.4%	12/31/2024	$2.11	0	$0	1.00%	24.7%	12/31/2024	$2.14	0	$0	0.75%	25.0%
12/31/2023	1.67	1,088	1,821	1.25%	30.2%	12/31/2023	1.69	0	0	1.00%	30.5%	12/31/2023	1.71	0	0	0.75%	30.8%
12/31/2022	1.29	887	1,140	1.25%	-25.2%	12/31/2022	1.30	0	0	1.00%	-25.0%	12/31/2022	1.31	0	0	0.75%	-24.8%
12/31/2021	1.72	682	1,172	1.25%	26.1%	12/31/2021	1.73	0	0	1.00%	26.4%	12/31/2021	1.74	0	0	0.75%	26.8%
12/31/2020	1.36	203	277	1.25%	21.1%	12/31/2020	1.37	0	0	1.00%	21.4%	12/31/2020	1.37	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.17	0	$0	0.50%	25.3%	12/31/2024	$2.20	0	$0	0.25%	25.7%	12/31/2024	$2.24	0	$0	0.00%	26.0%
12/31/2023	1.73	0	0	0.50%	31.1%	12/31/2023	1.75	0	0	0.25%	31.5%	12/31/2023	1.77	0	0	0.00%	31.8%
12/31/2022	1.32	0	0	0.50%	-24.6%	12/31/2022	1.33	0	0	0.25%	-24.4%	12/31/2022	1.35	0	0	0.00%	-24.2%
12/31/2021	1.75	0	0	0.50%	27.1%	12/31/2021	1.77	0	0	0.25%	27.4%	12/31/2021	1.78	0	0	0.00%	27.7%
12/31/2020	1.38	0	0	0.50%	22.1%	12/31/2020	1.39	0	0	0.25%	22.4%	12/31/2020	1.39	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	1.2%
2021	0.6%
2020	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short Term Federal Fund Investor Class - 06-305

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$224,751	$228,438	22,154
Receivables: investments sold	120
Payables: investments purchased	-
Net assets	$224,871

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,871	120,919	$1.86
Band 100	-	-	1.96
Band 75	-	-	2.07
Band 50	-	-	2.18
Band 25	-	-	2.30
Band 0	-	-	2.70
Total	$224,871	120,919

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$11,300
Mortality & expense charges			(4,073)
Net investment income (loss)			7,227

Gain (loss) on investments:
Net realized gain (loss)			(3,829)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,796
Net gain (loss)			1,967

Increase (decrease) in net assets from operations			$9,194

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,227	$6,902
Net realized gain (loss)		(3,829)	(9,693)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,796	11,170

Increase (decrease) in net assets from operations		9,194	8,379

Contract owner transactions:
Proceeds from units sold		40,985	162,027
Cost of units redeemed		(156,032)	(149,367)
Account charges		(513)	(126)
Increase (decrease)		(115,560)	12,534
Net increase (decrease)		(106,366)	20,913
Net assets, beginning		331,237	310,324
Net assets, ending		$224,871	$331,237

Units sold		22,364	91,164
Units redeemed		(84,654)	(83,923)
Net increase (decrease)		(62,290)	7,241
Units outstanding, beginning		183,209	175,968
Units outstanding, ending		120,919	183,209

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$12,439,001
Cost of units redeemed/account charges			(12,476,781)
Net investment income (loss)			112,677
Net realized gain (loss)			2,728
Realized gain distributions			150,933
Net change in unrealized appreciation (depreciation)			(3,687)
Net assets			$224,871

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.86	121	$225	1.25%	2.9%	12/31/2024	$1.96	0	$0	1.00%	3.1%	12/31/2024	$2.07	0	$0	0.75%	3.4%
12/31/2023	1.81	183	331	1.25%	2.5%	12/31/2023	1.90	0	0	1.00%	2.8%	12/31/2023	2.00	0	0	0.75%	3.0%
12/31/2022	1.76	176	310	1.25%	-6.5%	12/31/2022	1.85	0	0	1.00%	-6.2%	12/31/2022	1.94	0	0	0.75%	-6.0%
12/31/2021	1.89	197	372	1.25%	-1.8%	12/31/2021	1.97	0	0	1.00%	-1.6%	12/31/2021	2.07	0	0	0.75%	-1.3%
12/31/2020	1.92	350	672	1.25%	3.1%	12/31/2020	2.01	0	0	1.00%	3.3%	12/31/2020	2.09	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.18	0	$0	0.50%	3.6%	12/31/2024	$2.30	0	$0	0.25%	3.9%	12/31/2024	$2.70	0	$0	0.00%	4.2%
12/31/2023	2.10	0	0	0.50%	3.3%	12/31/2023	2.21	0	0	0.25%	3.5%	12/31/2023	2.59	0	0	0.00%	3.8%
12/31/2022	2.04	0	0	0.50%	-5.8%	12/31/2022	2.14	0	0	0.25%	-5.5%	12/31/2022	2.49	0	0	0.00%	-5.3%
12/31/2021	2.16	0	0	0.50%	-1.1%	12/31/2021	2.26	0	0	0.25%	-0.8%	12/31/2021	2.63	0	0	0.00%	-0.6%
12/31/2020	2.19	0	0	0.50%	3.8%	12/31/2020	2.28	0	0	0.25%	4.1%	12/31/2020	2.65	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.1%
2023	3.4%
2022	1.7%
2021	0.6%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard European Stock Index Fund Inst Class - 06-4PP

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	1	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$1	1

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(20)
Net investment income (loss)			(20)

Gain (loss) on investments:
Net realized gain (loss)			(800)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215
Net gain (loss)			(585)

Increase (decrease) in net assets from operations			$(605)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20)	$845
Net realized gain (loss)		(800)	(764)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		215	6,502

Increase (decrease) in net assets from operations		(605)	6,583

Contract owner transactions:
Proceeds from units sold		247	7,682
Cost of units redeemed		(41,968)	(7,212)
Account charges		-	(16)
Increase (decrease)		(41,721)	454
Net increase (decrease)		(42,326)	7,037
Net assets, beginning		42,327	35,290
Net assets, ending		$1	$42,327

Units sold		190	6,250
Units redeemed		(31,968)	(5,872)
Net increase (decrease)		(31,778)	378
Units outstanding, beginning		31,779	31,401
Units outstanding, ending		1	31,779

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$91,054
Cost of units redeemed/account charges			(90,136)
Net investment income (loss)			2,566
Net realized gain (loss)			(3,483)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$1

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	1.25%	0.8%	12/31/2024	$1.36	0	$0	1.00%	1.0%	12/31/2024	$1.37	0	$0	0.75%	1.3%
12/31/2023	1.33	32	42	1.25%	18.5%	12/31/2023	1.34	0	0	1.00%	18.8%	12/31/2023	1.35	0	0	0.75%	19.1%
12/31/2022	1.12	31	35	1.25%	-17.1%	12/31/2022	1.13	0	0	1.00%	-16.9%	12/31/2022	1.14	0	0	0.75%	-16.7%
12/31/2021	1.36	29	40	1.25%	14.9%	12/31/2021	1.36	0	0	1.00%	15.2%	12/31/2021	1.36	0	0	0.75%	15.5%
12/31/2020	1.18	0	0	1.25%	18.0%	12/31/2020	1.18	0	0	1.00%	18.0%	12/31/2020	1.18	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	1.5%	12/31/2024	$1.40	0	$0	0.25%	1.8%	12/31/2024	$1.41	0	$0	0.00%	2.0%
12/31/2023	1.36	0	0	0.50%	19.4%	12/31/2023	1.37	0	0	0.25%	19.7%	12/31/2023	1.39	0	0	0.00%	20.0%
12/31/2022	1.14	0	0	0.50%	-16.5%	12/31/2022	1.15	0	0	0.25%	-16.3%	12/31/2022	1.15	0	0	0.00%	-16.0%
12/31/2021	1.37	0	0	0.50%	15.7%	12/31/2021	1.37	0	0	0.25%	16.0%	12/31/2021	1.38	0	0	0.00%	16.3%
12/31/2020	1.18	0	0	0.50%	18.1%	12/31/2020	1.18	0	0	0.25%	18.2%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	3.5%
2022	2.9%
2021	8.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Financials Idx Admiral Class - 06-4G7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,453	$143,711	2,886
Receivables: investments sold	-
Payables: investments purchased	(716)
Net assets	$170,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,737	105,208	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$170,737	105,208

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,654
Mortality & expense charges			(1,124)
Net investment income (loss)			530

Gain (loss) on investments:
Net realized gain (loss)			9,159
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,125
Net gain (loss)			21,284

Increase (decrease) in net assets from operations			$21,814

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$530	$708
Net realized gain (loss)		9,159	96
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,125	7,823

Increase (decrease) in net assets from operations		21,814	8,627

Contract owner transactions:
Proceeds from units sold		86,577	29,910
Cost of units redeemed		(38,121)	(400)
Account charges		-	-
Increase (decrease)		48,456	29,510
Net increase (decrease)		70,270	38,137
Net assets, beginning		100,467	62,330
Net assets, ending		$170,737	$100,467

Units sold		54,366	24,347
Units redeemed		(28,929)	(334)
Net increase (decrease)		25,437	24,013
Units outstanding, beginning		79,771	55,758
Units outstanding, ending		105,208	79,771

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$169,504
Cost of units redeemed/account charges			(38,663)
Net investment income (loss)			2,621
Net realized gain (loss)			9,533
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,742
Net assets			$170,737

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.62	105	$171	1.25%	28.9%	12/31/2024	$1.64	0	$0	1.00%	29.2%	12/31/2024	$1.66	0	$0	0.75%	29.5%
12/31/2023	1.26	80	100	1.25%	12.7%	12/31/2023	1.27	0	0	1.00%	12.9%	12/31/2023	1.28	0	0	0.75%	13.2%
12/31/2022	1.12	56	62	1.25%	-13.3%	12/31/2022	1.13	0	0	1.00%	-13.1%	12/31/2022	1.13	0	0	0.75%	-12.9%
12/31/2021	1.29	53	68	1.25%	33.6%	12/31/2021	1.30	0	0	1.00%	33.9%	12/31/2021	1.30	0	0	0.75%	34.2%
12/31/2020	0.97	52	51	1.25%	-3.4%	12/31/2020	0.97	0	0	1.00%	-3.2%	12/31/2020	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.68	0	$0	0.50%	29.8%	12/31/2024	$1.71	0	$0	0.25%	30.2%	12/31/2024	$1.73	0	$0	0.00%	30.5%
12/31/2023	1.30	0	0	0.50%	13.5%	12/31/2023	1.31	0	0	0.25%	13.8%	12/31/2023	1.32	0	0	0.00%	14.1%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.15	0	0	0.25%	-12.5%	12/31/2022	1.16	0	0	0.00%	-12.2%
12/31/2021	1.31	0	0	0.50%	34.6%	12/31/2021	1.31	0	0	0.25%	34.9%	12/31/2021	1.32	0	0	0.00%	35.2%
12/31/2020	0.97	0	0	0.50%	-2.8%	12/31/2020	0.97	0	0	0.25%	-2.5%	12/31/2020	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.9%
2022	2.1%
2021	2.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth and Inc Adm Inst Class - 06-4MV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,581,731	$2,360,837	25,299
Receivables: investments sold	-
Payables: investments purchased	(2,169)
Net assets	$2,579,562

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,579,562	1,316,745	$1.96
Band 100	-	-	1.98
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.05
Band 0	-	-	2.07
Total	$2,579,562	1,316,745

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$26,201
Mortality & expense charges			(33,059)
Net investment income (loss)			(6,858)

Gain (loss) on investments:
Net realized gain (loss)			79,317
Realized gain distributions			246,078
Net change in unrealized appreciation (depreciation)			261,065
Net gain (loss)			586,460

Increase (decrease) in net assets from operations			$579,602

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,858)	$1,478
Net realized gain (loss)		79,317	(9,254)
Realized gain distributions		246,078	115,745
Net change in unrealized appreciation (depreciation)		261,065	188,075

Increase (decrease) in net assets from operations		579,602	296,044

Contract owner transactions:
Proceeds from units sold		1,040,656	301,093
Cost of units redeemed		(729,155)	(105,802)
Account charges		(1,850)	(1,534)
Increase (decrease)		309,651	193,757
Net increase (decrease)		889,253	489,801
Net assets, beginning		1,690,309	1,200,508
Net assets, ending		$2,579,562	$1,690,309

Units sold		645,947	211,265
Units redeemed		(405,135)	(76,922)
Net increase (decrease)		240,812	134,343
Units outstanding, beginning		1,075,933	941,590
Units outstanding, ending		1,316,745	1,075,933

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,556,339
Cost of units redeemed/account charges			(1,783,214)
Net investment income (loss)			132
Net realized gain (loss)			64,278
Realized gain distributions			521,133
Net change in unrealized appreciation (depreciation)			220,894
Net assets			$2,579,562

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.96	1,317	$2,580	1.25%	24.7%	12/31/2024	$1.98	0	$0	1.00%	25.0%	12/31/2024	$2.00	0	$0	0.75%	25.3%
12/31/2023	1.57	1,076	1,690	1.25%	23.2%	12/31/2023	1.58	0	0	1.00%	23.5%	12/31/2023	1.60	0	0	0.75%	23.8%
12/31/2022	1.27	942	1,201	1.25%	-18.1%	12/31/2022	1.28	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.56	346	538	1.25%	27.5%	12/31/2021	1.56	0	0	1.00%	27.8%	12/31/2021	1.57	0	0	0.75%	28.1%
12/31/2020	1.22	89	108	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.3%	12/31/2020	1.22	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	0	$0	0.50%	25.6%	12/31/2024	$2.05	0	$0	0.25%	26.0%	12/31/2024	$2.07	0	$0	0.00%	26.3%
12/31/2023	1.61	0	0	0.50%	24.1%	12/31/2023	1.63	0	0	0.25%	24.5%	12/31/2023	1.64	0	0	0.00%	24.8%
12/31/2022	1.30	0	0	0.50%	-17.5%	12/31/2022	1.31	0	0	0.25%	-17.3%	12/31/2022	1.32	0	0	0.00%	-17.1%
12/31/2021	1.58	0	0	0.50%	28.5%	12/31/2021	1.58	0	0	0.25%	28.8%	12/31/2021	1.59	0	0	0.00%	29.1%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.8%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.3%
2022	1.6%
2021	1.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Idx Adm Inst Class - 06-4MW

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,222	$564,826	4,539
Receivables: investments sold	1,754
Payables: investments purchased	-
Net assets	$575,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$575,976	430,371	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$575,976	430,371

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,941
Mortality & expense charges			(9,821)
Net investment income (loss)			1,120

Gain (loss) on investments:
Net realized gain (loss)			29,300
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,011)
Net gain (loss)			14,289

Increase (decrease) in net assets from operations			$15,409

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,120	$1,340
Net realized gain (loss)		29,300	676
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(15,011)	11,653

Increase (decrease) in net assets from operations		15,409	13,669

Contract owner transactions:
Proceeds from units sold		294,658	269,198
Cost of units redeemed		(309,112)	(60,604)
Account charges		(2,660)	(1,615)
Increase (decrease)		(17,114)	206,979
Net increase (decrease)		(1,705)	220,648
Net assets, beginning		577,681	357,033
Net assets, ending		$575,976	$577,681

Units sold		215,002	212,820
Units redeemed		(222,167)	(48,982)
Net increase (decrease)		(7,165)	163,838
Units outstanding, beginning		437,536	273,698
Units outstanding, ending		430,371	437,536

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,107,422
Cost of units redeemed/account charges			(572,280)
Net investment income (loss)			3,106
Net realized gain (loss)			28,332
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,396
Net assets			$575,976

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	430	$576	1.25%	1.4%	12/31/2024	$1.35	0	$0	1.00%	1.6%	12/31/2024	$1.37	0	$0	0.75%	1.9%
12/31/2023	1.32	438	578	1.25%	1.2%	12/31/2023	1.33	0	0	1.00%	1.5%	12/31/2023	1.34	0	0	0.75%	1.7%
12/31/2022	1.30	274	357	1.25%	-6.7%	12/31/2022	1.31	0	0	1.00%	-6.4%	12/31/2022	1.32	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	19.0%	12/31/2021	1.40	0	0	1.00%	19.3%	12/31/2021	1.41	0	0	0.75%	19.6%
12/31/2020	1.17	0	0	1.25%	17.5%	12/31/2020	1.18	0	0	1.00%	17.6%	12/31/2020	1.18	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	2.1%	12/31/2024	$1.40	0	$0	0.25%	2.4%	12/31/2024	$1.42	0	$0	0.00%	2.6%
12/31/2023	1.36	0	0	0.50%	2.0%	12/31/2023	1.37	0	0	0.25%	2.2%	12/31/2023	1.38	0	0	0.00%	2.5%
12/31/2022	1.33	0	0	0.50%	-6.0%	12/31/2022	1.34	0	0	0.25%	-5.7%	12/31/2022	1.35	0	0	0.00%	-5.5%
12/31/2021	1.41	0	0	0.50%	19.9%	12/31/2021	1.42	0	0	0.25%	20.2%	12/31/2021	1.42	0	0	0.00%	20.5%
12/31/2020	1.18	0	0	0.50%	17.9%	12/31/2020	1.18	0	0	0.25%	18.1%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.9%
2023	1.5%
2022	2.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High Div Yld Idx Adm Inst Class - 06-4MX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,187	$22,954	732
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$28,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,192	15,957	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.87
Total	$28,192	15,957

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$746
Mortality & expense charges			(328)
Net investment income (loss)			418

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,359
Net gain (loss)			3,404

Increase (decrease) in net assets from operations			$3,822

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$418	$195
Net realized gain (loss)		45	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,359	1,876

Increase (decrease) in net assets from operations		3,822	2,071

Contract owner transactions:
Proceeds from units sold		1,074	21,938
Cost of units redeemed		-	(803)
Account charges		(55)	(12)
Increase (decrease)		1,019	21,123
Net increase (decrease)		4,841	23,194
Net assets, beginning		23,351	157
Net assets, ending		$28,192	$23,351

Units sold		641	15,805
Units redeemed		(32)	(566)
Net increase (decrease)		609	15,239
Units outstanding, beginning		15,348	109
Units outstanding, ending		15,957	15,348

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,171
Cost of units redeemed/account charges			(870)
Net investment income (loss)			613
Net realized gain (loss)			45
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,233
Net assets			$28,192

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	16	$28	1.25%	16.1%	12/31/2024	$1.79	0	$0	1.00%	16.4%	12/31/2024	$1.81	0	$0	0.75%	16.7%
12/31/2023	1.52	15	23	1.25%	5.2%	12/31/2023	1.53	0	0	1.00%	5.5%	12/31/2023	1.55	0	0	0.75%	5.7%
12/31/2022	1.45	0	0	1.25%	-1.7%	12/31/2022	1.46	0	0	1.00%	-1.4%	12/31/2022	1.46	0	0	0.75%	-1.2%
12/31/2021	1.47	0	0	1.25%	24.6%	12/31/2021	1.48	0	0	1.00%	24.9%	12/31/2021	1.48	0	0	0.75%	25.2%
12/31/2020	1.18	0	0	1.25%	18.1%	12/31/2020	1.18	0	0	1.00%	18.2%	12/31/2020	1.18	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	17.0%	12/31/2024	$1.85	0	$0	0.25%	17.3%	12/31/2024	$1.87	0	$0	0.00%	17.6%
12/31/2023	1.56	0	0	0.50%	6.0%	12/31/2023	1.58	0	0	0.25%	6.2%	12/31/2023	1.59	0	0	0.00%	6.5%
12/31/2022	1.47	0	0	0.50%	-0.9%	12/31/2022	1.48	0	0	0.25%	-0.7%	12/31/2022	1.49	0	0	0.00%	-0.4%
12/31/2021	1.49	0	0	0.50%	25.5%	12/31/2021	1.49	0	0	0.25%	25.8%	12/31/2021	1.50	0	0	0.00%	26.1%
12/31/2020	1.19	0	0	0.50%	18.5%	12/31/2020	1.19	0	0	0.25%	18.7%	12/31/2020	1.19	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.9%
2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Info Tech Idx Admiral Class - 06-4G9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,579,244	$4,068,877	20,674
Receivables: investments sold	749
Payables: investments purchased	-
Net assets	$6,579,993

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,579,993	2,828,320	$2.33
Band 100	-	-	2.36
Band 75	-	-	2.38
Band 50	-	-	2.41
Band 25	-	-	2.44
Band 0	-	-	2.47
Total	$6,579,993	2,828,320

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$38,742
Mortality & expense charges			(72,522)
Net investment income (loss)			(33,780)

Gain (loss) on investments:
Net realized gain (loss)			124,873
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,310,507
Net gain (loss)			1,435,380

Increase (decrease) in net assets from operations			$1,401,600

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(33,780)	$(16,790)
Net realized gain (loss)		124,873	12,722
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,310,507	1,435,392

Increase (decrease) in net assets from operations		1,401,600	1,431,324

Contract owner transactions:
Proceeds from units sold		1,031,161	546,157
Cost of units redeemed		(287,312)	(161,972)
Account charges		(9,678)	(6,773)
Increase (decrease)		734,171	377,412
Net increase (decrease)		2,135,771	1,808,736
Net assets, beginning		4,444,222	2,635,486
Net assets, ending		$6,579,993	$4,444,222

Units sold		537,501	375,518
Units redeemed		(147,655)	(117,593)
Net increase (decrease)		389,846	257,925
Units outstanding, beginning		2,438,474	2,180,549
Units outstanding, ending		2,828,320	2,438,474

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$6,965,176
Cost of units redeemed/account charges			(2,986,127)
Net investment income (loss)			(47,512)
Net realized gain (loss)			138,089
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,510,367
Net assets			$6,579,993

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.33	2,828	$6,580	1.25%	27.6%	12/31/2024	$2.36	0	$0	1.00%	28.0%	12/31/2024	$2.38	0	$0	0.75%	28.3%
12/31/2023	1.82	2,438	4,444	1.25%	50.8%	12/31/2023	1.84	0	0	1.00%	51.2%	12/31/2023	1.86	0	0	0.75%	51.5%
12/31/2022	1.21	2,181	2,635	1.25%	-30.5%	12/31/2022	1.22	0	0	1.00%	-30.4%	12/31/2022	1.23	0	0	0.75%	-30.2%
12/31/2021	1.74	30	53	1.25%	28.8%	12/31/2021	1.75	0	0	1.00%	29.1%	12/31/2021	1.76	0	0	0.75%	29.4%
12/31/2020	1.35	25	33	1.25%	35.2%	12/31/2020	1.35	0	0	1.00%	35.5%	12/31/2020	1.36	0	0	0.75%	35.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.41	0	$0	0.50%	28.6%	12/31/2024	$2.44	0	$0	0.25%	28.9%	12/31/2024	$2.47	0	$0	0.00%	29.3%
12/31/2023	1.88	0	0	0.50%	51.9%	12/31/2023	1.90	0	0	0.25%	52.3%	12/31/2023	1.91	0	0	0.00%	52.7%
12/31/2022	1.24	0	0	0.50%	-30.0%	12/31/2022	1.24	0	0	0.25%	-29.8%	12/31/2022	1.25	0	0	0.00%	-29.7%
12/31/2021	1.77	0	0	0.50%	29.7%	12/31/2021	1.77	0	0	0.25%	30.0%	12/31/2021	1.78	0	0	0.00%	30.4%
12/31/2020	1.36	0	0	0.50%	36.1%	12/31/2020	1.36	0	0	0.25%	36.4%	12/31/2020	1.37	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.7%
2023	0.8%
2022	0.6%
2021	0.6%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.61
Band 100	-	-	0.62
Band 75	-	-	0.62
Band 50	-	-	0.63
Band 25	-	-	0.64
Band 0	-	-	0.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.61	0	$0	1.25%	-7.5%	12/31/2024	$0.62	0	$0	1.00%	-7.3%	12/31/2024	$0.62	0	$0	0.75%	-7.0%
12/31/2023	0.66	0	0	1.25%	2.1%	12/31/2023	0.67	0	0	1.00%	2.4%	12/31/2023	0.67	0	0	0.75%	2.6%
12/31/2022	0.65	0	0	1.25%	-30.4%	12/31/2022	0.65	0	0	1.00%	-30.2%	12/31/2022	0.65	0	0	0.75%	-30.0%
12/31/2021	0.93	0	0	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.93	0	0	0.75%	-5.3%
12/31/2020	0.99	0	0	1.25%	-1.5%	12/31/2020	0.99	0	0	1.00%	-1.4%	12/31/2020	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.63	0	$0	0.50%	-6.8%	12/31/2024	$0.64	0	$0	0.25%	-6.6%	12/31/2024	$0.64	0	$0	0.00%	-6.3%
12/31/2023	0.68	0	0	0.50%	2.9%	12/31/2023	0.68	0	0	0.25%	3.1%	12/31/2023	0.69	0	0	0.00%	3.4%
12/31/2022	0.66	0	0	0.50%	-29.9%	12/31/2022	0.66	0	0	0.25%	-29.7%	12/31/2022	0.66	0	0	0.00%	-29.5%
12/31/2021	0.94	0	0	0.50%	-5.0%	12/31/2021	0.94	0	0	0.25%	-4.8%	12/31/2021	0.94	0	0	0.00%	-4.6%
12/31/2020	0.99	0	0	0.50%	-1.3%	12/31/2020	0.99	0	0	0.25%	-1.3%	12/31/2020	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,502,041	$1,463,037	150,265
Receivables: investments sold	47,379
Payables: investments purchased	-
Net assets	$1,549,420

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,044,540	1,033,463	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	504,880	472,112	1.07
Total	$1,549,420	1,505,575

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$62,016
Mortality & expense charges			(12,652)
Net investment income (loss)			49,364

Gain (loss) on investments:
Net realized gain (loss)			4,248
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,524
Net gain (loss)			12,772

Increase (decrease) in net assets from operations			$62,136

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,364	$24,363
Net realized gain (loss)		4,248	2,443
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,524	28,820

Increase (decrease) in net assets from operations		62,136	55,626

Contract owner transactions:
Proceeds from units sold		182,082	1,515,961
Cost of units redeemed		(121,476)	(1,304,382)
Account charges		(3,510)	(2,168)
Increase (decrease)		57,096	209,411
Net increase (decrease)		119,232	265,037
Net assets, beginning		1,430,188	1,165,151
Net assets, ending		$1,549,420	$1,430,188

Units sold		183,527	3,680,401
Units redeemed		(125,648)	(3,486,950)
Net increase (decrease)		57,879	193,451
Units outstanding, beginning		1,447,696	1,254,245
Units outstanding, ending		1,505,575	1,447,696

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,665,181
Cost of units redeemed/account charges			(2,232,075)
Net investment income (loss)			75,150
Net realized gain (loss)			1,988
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			39,004
Net assets			$1,549,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.01	1,033	$1,045	1.25%	3.8%	12/31/2024	$1.02	0	$0	1.00%	4.0%	12/31/2024	$1.03	0	$0	0.75%	4.3%
12/31/2023	0.97	990	964	1.25%	4.9%	12/31/2023	0.98	0	0	1.00%	5.1%	12/31/2023	0.99	0	0	0.75%	5.4%
12/31/2022	0.93	1,254	1,165	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.94	0	0	0.75%	-6.5%
12/31/2021	1.00	69	69	1.25%	-1.6%	12/31/2021	1.00	0	0	1.00%	-1.3%	12/31/2021	1.01	0	0	0.75%	-1.1%
12/31/2020	1.01	0	0	1.25%	1.4%	12/31/2020	1.02	0	0	1.00%	1.5%	12/31/2020	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	0	$0	0.50%	4.5%	12/31/2024	$1.06	0	$0	0.25%	4.8%	12/31/2024	$1.07	472	$505	0.00%	5.1%
12/31/2023	1.00	0	0	0.50%	5.6%	12/31/2023	1.01	0	0	0.25%	5.9%	12/31/2023	1.02	458	466	0.00%	6.2%
12/31/2022	0.95	0	0	0.50%	-6.2%	12/31/2022	0.95	0	0	0.25%	-6.0%	12/31/2022	0.96	0	0	0.00%	-5.7%
12/31/2021	1.01	0	0	0.50%	-0.8%	12/31/2021	1.01	0	0	0.25%	-0.6%	12/31/2021	1.02	0	0	0.00%	-0.3%
12/31/2020	1.02	0	0	0.50%	1.8%	12/31/2020	1.02	0	0	0.25%	1.9%	12/31/2020	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	2.8%
2022	0.5%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Treasury Fund Inst Class - 06-4PR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$153
Net realized gain (loss)		-	(1,414)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1,518

Increase (decrease) in net assets from operations		-	257

Contract owner transactions:
Proceeds from units sold		-	588
Cost of units redeemed		-	(22,252)
Account charges		-	(21)
Increase (decrease)		-	(21,685)
Net increase (decrease)		-	(21,428)
Net assets, beginning		-	21,428
Net assets, ending		$-	$-

Units sold		-	636
Units redeemed		-	(23,845)
Net increase (decrease)		-	(23,209)
Units outstanding, beginning		-	23,209
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$77,927
Cost of units redeemed/account charges			(75,592)
Net investment income (loss)			280
Net realized gain (loss)			(2,615)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	2.5%	12/31/2024	$0.98	0	$0	1.00%	2.8%	12/31/2024	$0.99	0	$0	0.75%	3.1%
12/31/2023	0.94	0	0	1.25%	2.3%	12/31/2023	0.95	0	0	1.00%	2.6%	12/31/2023	0.96	0	0	0.75%	2.8%
12/31/2022	0.92	23	21	1.25%	-5.8%	12/31/2022	0.93	0	0	1.00%	-5.6%	12/31/2022	0.93	0	0	0.75%	-5.3%
12/31/2021	0.98	38	37	1.25%	-2.0%	12/31/2021	0.98	0	0	1.00%	-1.8%	12/31/2021	0.99	0	0	0.75%	-1.5%
12/31/2020	1.00	0	0	1.25%	0.0%	12/31/2020	1.00	0	0	1.00%	0.0%	12/31/2020	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	3.3%	12/31/2024	$1.01	0	$0	0.25%	3.6%	12/31/2024	$1.02	0	$0	0.00%	3.8%
12/31/2023	0.97	0	0	0.50%	3.1%	12/31/2023	0.98	0	0	0.25%	3.4%	12/31/2023	0.98	0	0	0.00%	3.6%
12/31/2022	0.94	0	0	0.50%	-5.1%	12/31/2022	0.94	0	0	0.25%	-4.8%	12/31/2022	0.95	0	0	0.00%	-4.6%
12/31/2021	0.99	0	0	0.50%	-1.3%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.8%
12/31/2020	1.00	0	0	0.50%	0.1%	12/31/2020	1.00	0	0	0.25%	0.2%	12/31/2020	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	2.2%
2022	2.1%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Strategic Equity Inv Inv Class - 06-4MY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$545,917	$575,414	15,056
Receivables: investments sold	-
Payables: investments purchased	(1,789)
Net assets	$544,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544,128	271,608	$2.00
Band 100	-	-	2.03
Band 75	-	-	2.05
Band 50	-	-	2.07
Band 25	-	-	2.10
Band 0	-	-	2.12
Total	$544,128	271,608

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,344
Mortality & expense charges			(4,465)
Net investment income (loss)			1,879

Gain (loss) on investments:
Net realized gain (loss)			4,690
Realized gain distributions			49,974
Net change in unrealized appreciation (depreciation)			(9,024)
Net gain (loss)			45,640

Increase (decrease) in net assets from operations			$47,519

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,879	$1,152
Net realized gain (loss)		4,690	(4,380)
Realized gain distributions		49,974	11,311
Net change in unrealized appreciation (depreciation)		(9,024)	29,316

Increase (decrease) in net assets from operations		47,519	37,399

Contract owner transactions:
Proceeds from units sold		560,286	115,114
Cost of units redeemed		(327,321)	(63,211)
Account charges		(76)	(62)
Increase (decrease)		232,889	51,841
Net increase (decrease)		280,408	89,240
Net assets, beginning		263,720	174,480
Net assets, ending		$544,128	$263,720

Units sold		284,771	73,392
Units redeemed		(165,472)	(39,719)
Net increase (decrease)		119,299	33,673
Units outstanding, beginning		152,309	118,636
Units outstanding, ending		271,608	152,309

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$973,480
Cost of units redeemed/account charges			(498,161)
Net investment income (loss)			4,588
Net realized gain (loss)			(12,203)
Realized gain distributions			105,921
Net change in unrealized appreciation (depreciation)			(29,497)
Net assets			$544,128

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.00	272	$544	1.25%	15.7%	12/31/2024	$2.03	0	$0	1.00%	16.0%	12/31/2024	$2.05	0	$0	0.75%	16.3%
12/31/2023	1.73	152	264	1.25%	17.7%	12/31/2023	1.75	0	0	1.00%	18.0%	12/31/2023	1.76	0	0	0.75%	18.3%
12/31/2022	1.47	119	174	1.25%	-12.9%	12/31/2022	1.48	0	0	1.00%	-12.7%	12/31/2022	1.49	0	0	0.75%	-12.5%
12/31/2021	1.69	107	180	1.25%	29.2%	12/31/2021	1.69	0	0	1.00%	29.6%	12/31/2021	1.70	0	0	0.75%	29.9%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.8%	12/31/2020	1.31	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.07	0	$0	0.50%	16.6%	12/31/2024	$2.10	0	$0	0.25%	16.9%	12/31/2024	$2.12	0	$0	0.00%	17.2%
12/31/2023	1.78	0	0	0.50%	18.6%	12/31/2023	1.79	0	0	0.25%	18.9%	12/31/2023	1.81	0	0	0.00%	19.2%
12/31/2022	1.50	0	0	0.50%	-12.2%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.52	0	0	0.00%	-11.8%
12/31/2021	1.71	0	0	0.50%	30.2%	12/31/2021	1.71	0	0	0.25%	30.5%	12/31/2021	1.72	0	0	0.00%	30.9%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.3%	12/31/2020	1.32	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.6%
2023	1.7%
2022	1.3%
2021	2.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Utilities Idx Adm Inst Class - 06-4N7

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,895	$84,011	1,120
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$91,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,931	62,958	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$91,931	62,958

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,392
Mortality & expense charges			(924)
Net investment income (loss)			1,468

Gain (loss) on investments:
Net realized gain (loss)			676
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,063
Net gain (loss)			11,739

Increase (decrease) in net assets from operations			$13,207

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,468	$842
Net realized gain (loss)		676	(301)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,063	(4,576)

Increase (decrease) in net assets from operations		13,207	(4,035)

Contract owner transactions:
Proceeds from units sold		45,199	12,448
Cost of units redeemed		(7,319)	(12,542)
Account charges		(101)	(79)
Increase (decrease)		37,779	(173)
Net increase (decrease)		50,986	(4,208)
Net assets, beginning		40,945	45,153
Net assets, ending		$91,931	$40,945

Units sold		34,010	9,864
Units redeemed		(5,128)	(10,134)
Net increase (decrease)		28,882	(270)
Units outstanding, beginning		34,076	34,346
Units outstanding, ending		62,958	34,076

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$128,909
Cost of units redeemed/account charges			(48,789)
Net investment income (loss)			3,383
Net realized gain (loss)			544
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,884
Net assets			$91,931

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	63	$92	1.25%	21.5%	12/31/2024	$1.48	0	$0	1.00%	21.8%	12/31/2024	$1.49	0	$0	0.75%	22.1%
12/31/2023	1.20	34	41	1.25%	-8.6%	12/31/2023	1.21	0	0	1.00%	-8.4%	12/31/2023	1.22	0	0	0.75%	-8.1%
12/31/2022	1.31	34	45	1.25%	-0.1%	12/31/2022	1.32	0	0	1.00%	0.1%	12/31/2022	1.33	0	0	0.75%	0.4%
12/31/2021	1.32	21	27	1.25%	15.9%	12/31/2021	1.32	0	0	1.00%	16.2%	12/31/2021	1.33	0	0	0.75%	16.5%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.7%	12/31/2020	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	22.4%	12/31/2024	$1.53	0	$0	0.25%	22.7%	12/31/2024	$1.55	0	$0	0.00%	23.1%
12/31/2023	1.23	0	0	0.50%	-7.9%	12/31/2023	1.24	0	0	0.25%	-7.7%	12/31/2023	1.26	0	0	0.00%	-7.5%
12/31/2022	1.34	0	0	0.50%	0.6%	12/31/2022	1.35	0	0	0.25%	0.9%	12/31/2022	1.36	0	0	0.00%	1.1%
12/31/2021	1.33	0	0	0.50%	16.8%	12/31/2021	1.34	0	0	0.25%	17.1%	12/31/2021	1.34	0	0	0.00%	17.3%
12/31/2020	1.14	0	0	0.50%	14.0%	12/31/2020	1.14	0	0	0.25%	14.2%	12/31/2020	1.14	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.6%
2023	3.1%
2022	3.3%
2021	4.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Commodity Strat Adm Inst Class - 06-4XX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,237	$18,763	756
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$19,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,247	16,898	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$19,247	16,898

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$411
Mortality & expense charges			(72)
Net investment income (loss)			339

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			474
Net gain (loss)			476

Increase (decrease) in net assets from operations			$815

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$339	$-
Net realized gain (loss)		2	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		474	-

Increase (decrease) in net assets from operations		815	-

Contract owner transactions:
Proceeds from units sold		18,432	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		18,432	-
Net increase (decrease)		19,247	-
Net assets, beginning		-	-
Net assets, ending		$19,247	$-

Units sold		16,898	-
Units redeemed		-	-
Net increase (decrease)		16,898	-
Units outstanding, beginning		-	-
Units outstanding, ending		16,898	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$18,432
Cost of units redeemed/account charges			-
Net investment income (loss)			339
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			474
Net assets			$19,247

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	17	$19	1.25%	4.0%	12/31/2024	$1.15	0	$0	1.00%	4.2%	12/31/2024	$1.16	0	$0	0.75%	4.5%
12/31/2023	1.10	0	0	1.25%	-8.6%	12/31/2023	1.10	0	0	1.00%	-8.4%	12/31/2023	1.11	0	0	0.75%	-8.1%
12/31/2022	1.20	0	0	1.25%	12.5%	12/31/2022	1.20	0	0	1.00%	12.8%	12/31/2022	1.21	0	0	0.75%	13.1%
12/31/2021	1.06	0	0	1.25%	6.5%	12/31/2021	1.07	0	0	1.00%	6.6%	12/31/2021	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	4.8%	12/31/2024	$1.18	0	$0	0.25%	5.0%	12/31/2024	$1.19	0	$0	0.00%	5.3%
12/31/2023	1.12	0	0	0.50%	-7.9%	12/31/2023	1.12	0	0	0.25%	-7.7%	12/31/2023	1.13	0	0	0.00%	-7.5%
12/31/2022	1.21	0	0	0.50%	13.4%	12/31/2022	1.22	0	0	0.25%	13.7%	12/31/2022	1.22	0	0	0.00%	14.0%
12/31/2021	1.07	0	0	0.50%	6.9%	12/31/2021	1.07	0	0	0.25%	7.0%	12/31/2021	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.3%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$579
Mortality & expense charges			(943)
Net investment income (loss)			(364)

Gain (loss) on investments:
Net realized gain (loss)			18,239
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,420)
Net gain (loss)			7,819

Increase (decrease) in net assets from operations			$7,455

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(364)	$72
Net realized gain (loss)		18,239	9
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(10,420)	10,420

Increase (decrease) in net assets from operations		7,455	10,501

Contract owner transactions:
Proceeds from units sold		241	125,346
Cost of units redeemed		(143,260)	-
Account charges		(236)	(47)
Increase (decrease)		(143,255)	125,299
Net increase (decrease)		(135,800)	135,800
Net assets, beginning		135,800	-
Net assets, ending		$-	$135,800

Units sold		248	142,468
Units redeemed		(142,664)	(52)
Net increase (decrease)		(142,416)	142,416
Units outstanding, beginning		142,416	-
Units outstanding, ending		-	142,416

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$125,587
Cost of units redeemed/account charges			(143,543)
Net investment income (loss)			(292)
Net realized gain (loss)			18,248
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	1.25%	22.8%	12/31/2024	$1.18	0	$0	1.00%	23.1%	12/31/2024	$1.19	0	$0	0.75%	23.5%
12/31/2023	0.95	142	136	1.25%	38.7%	12/31/2023	0.96	0	0	1.00%	39.0%	12/31/2023	0.97	0	0	0.75%	39.4%
12/31/2022	0.69	0	0	1.25%	-36.0%	12/31/2022	0.69	0	0	1.00%	-35.8%	12/31/2022	0.69	0	0	0.75%	-35.7%
12/31/2021	1.07	0	0	1.25%	7.4%	12/31/2021	1.08	0	0	1.00%	7.5%	12/31/2021	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.20	0	$0	0.50%	23.8%	12/31/2024	$1.21	0	$0	0.25%	24.1%	12/31/2024	$1.22	0	$0	0.00%	24.4%
12/31/2023	0.97	0	0	0.50%	39.7%	12/31/2023	0.98	0	0	0.25%	40.0%	12/31/2023	0.98	0	0	0.00%	40.4%
12/31/2022	0.70	0	0	0.50%	-35.5%	12/31/2022	0.70	0	0	0.25%	-35.3%	12/31/2022	0.70	0	0	0.00%	-35.2%
12/31/2021	1.08	0	0	0.50%	7.8%	12/31/2021	1.08	0	0	0.25%	7.9%	12/31/2021	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.9%
2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Stpls Idx Adm Inst Class - 06-4XY (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.21	0	$0	1.25%	11.9%	12/31/2024	$1.22	0	$0	1.00%	12.2%	12/31/2024	$1.23	0	$0	0.75%	12.5%
12/31/2023	1.08	0	0	1.25%	1.1%	12/31/2023	1.08	0	0	1.00%	1.4%	12/31/2023	1.09	0	0	0.75%	1.6%
12/31/2022	1.07	0	0	1.25%	-3.0%	12/31/2022	1.07	0	0	1.00%	-2.7%	12/31/2022	1.07	0	0	0.75%	-2.5%
12/31/2021	1.10	0	0	1.25%	9.8%	12/31/2021	1.10	0	0	1.00%	10.0%	12/31/2021	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.24	0	$0	0.50%	12.7%	12/31/2024	$1.25	0	$0	0.25%	13.0%	12/31/2024	$1.26	0	$0	0.00%	13.3%
12/31/2023	1.10	0	0	0.50%	1.9%	12/31/2023	1.10	0	0	0.25%	2.1%	12/31/2023	1.11	0	0	0.00%	2.4%
12/31/2022	1.08	0	0	0.50%	-2.2%	12/31/2022	1.08	0	0	0.25%	-2.0%	12/31/2022	1.09	0	0	0.00%	-1.7%
12/31/2021	1.10	0	0	0.50%	10.2%	12/31/2021	1.10	0	0	0.25%	10.3%	12/31/2021	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Industrials Index Adm Inst Class - 06-4XW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.31	0	$0	1.25%	15.5%	12/31/2024	$1.32	0	$0	1.00%	15.8%	12/31/2024	$1.33	0	$0	0.75%	16.1%
12/31/2023	1.13	0	0	1.25%	20.9%	12/31/2023	1.14	0	0	1.00%	21.2%	12/31/2023	1.14	0	0	0.75%	21.5%
12/31/2022	0.93	0	0	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.94	0	0	0.75%	-9.2%
12/31/2021	1.03	0	0	1.25%	3.4%	12/31/2021	1.04	0	0	1.00%	3.6%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	0	$0	0.50%	16.4%	12/31/2024	$1.35	0	$0	0.25%	16.7%	12/31/2024	$1.36	0	$0	0.00%	17.0%
12/31/2023	1.15	0	0	0.50%	21.8%	12/31/2023	1.16	0	0	0.25%	22.1%	12/31/2023	1.16	0	0	0.00%	22.4%
12/31/2022	0.94	0	0	0.50%	-9.0%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.95	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	3.8%	12/31/2021	1.04	0	0	0.25%	3.9%	12/31/2021	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153	$159	4
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$153

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153	135	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$153	135

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$153
Mortality & expense charges			(66)
Net investment income (loss)			87

Gain (loss) on investments:
Net realized gain (loss)			(116)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(142)
Net gain (loss)			(258)

Increase (decrease) in net assets from operations			$(171)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87	$101
Net realized gain (loss)		(116)	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(142)	136

Increase (decrease) in net assets from operations		(171)	238

Contract owner transactions:
Proceeds from units sold		17,227	3,392
Cost of units redeemed		(20,412)	(95)
Account charges		(20)	(6)
Increase (decrease)		(3,205)	3,291
Net increase (decrease)		(3,376)	3,529
Net assets, beginning		3,529	-
Net assets, ending		$153	$3,529

Units sold		14,405	3,379
Units redeemed		(17,548)	(101)
Net increase (decrease)		(3,143)	3,278
Units outstanding, beginning		3,278	-
Units outstanding, ending		135	3,278

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$20,619
Cost of units redeemed/account charges			(20,533)
Net investment income (loss)			188
Net realized gain (loss)			(115)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6)
Net assets			$153

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	1.25%	5.6%	12/31/2024	$1.15	0	$0	1.00%	5.9%	12/31/2024	$1.16	0	$0	0.75%	6.2%
12/31/2023	1.08	3	4	1.25%	15.4%	12/31/2023	1.08	0	0	1.00%	15.7%	12/31/2023	1.09	0	0	0.75%	16.0%
12/31/2022	0.93	0	0	1.25%	-8.0%	12/31/2022	0.94	0	0	1.00%	-7.8%	12/31/2022	0.94	0	0	0.75%	-7.6%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	0.50%	6.4%	12/31/2024	$1.18	0	$0	0.25%	6.7%	12/31/2024	$1.18	0	$0	0.00%	7.0%
12/31/2023	1.10	0	0	0.50%	16.2%	12/31/2023	1.10	0	0	0.25%	16.5%	12/31/2023	1.11	0	0	0.00%	16.8%
12/31/2022	0.94	0	0	0.50%	-7.3%	12/31/2022	0.95	0	0	0.25%	-7.1%	12/31/2022	0.95	0	0	0.00%	-6.9%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	8.3%
2023	7.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Value Inv Class - 06-4XG

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$327,094	$358,875	8,981
Receivables: investments sold	10,357
Payables: investments purchased	-
Net assets	$337,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,451	351,572	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$337,451	351,572

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$8,599
Mortality & expense charges			(2,850)
Net investment income (loss)			5,749

Gain (loss) on investments:
Net realized gain (loss)			3,215
Realized gain distributions			17,062
Net change in unrealized appreciation (depreciation)			(37,183)
Net gain (loss)			(16,906)

Increase (decrease) in net assets from operations			$(11,157)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,749	$1,357
Net realized gain (loss)		3,215	(4,768)
Realized gain distributions		17,062	-
Net change in unrealized appreciation (depreciation)		(37,183)	31,443

Increase (decrease) in net assets from operations		(11,157)	28,032

Contract owner transactions:
Proceeds from units sold		230,982	52,333
Cost of units redeemed		(37,267)	(172,998)
Account charges		(772)	(1,033)
Increase (decrease)		192,943	(121,698)
Net increase (decrease)		181,786	(93,666)
Net assets, beginning		155,665	249,331
Net assets, ending		$337,451	$155,665

Units sold		227,484	57,623
Units redeemed		(37,736)	(193,124)
Net increase (decrease)		189,748	(135,501)
Units outstanding, beginning		161,824	297,325
Units outstanding, ending		351,572	161,824

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$586,125
Cost of units redeemed/account charges			(249,452)
Net investment income (loss)			17,045
Net realized gain (loss)			(5,416)
Realized gain distributions			20,930
Net change in unrealized appreciation (depreciation)			(31,781)
Net assets			$337,451

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	352	$337	1.25%	-0.2%	12/31/2024	$0.97	0	$0	1.00%	0.0%	12/31/2024	$0.98	0	$0	0.75%	0.3%
12/31/2023	0.96	162	156	1.25%	14.7%	12/31/2023	0.97	0	0	1.00%	15.0%	12/31/2023	0.97	0	0	0.75%	15.3%
12/31/2022	0.84	297	249	1.25%	-12.8%	12/31/2022	0.84	0	0	1.00%	-12.5%	12/31/2022	0.85	0	0	0.75%	-12.3%
12/31/2021	0.96	242	233	1.25%	-3.9%	12/31/2021	0.96	0	0	1.00%	-3.8%	12/31/2021	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	0.5%	12/31/2024	$0.99	0	$0	0.25%	0.8%	12/31/2024	$1.00	0	$0	0.00%	1.0%
12/31/2023	0.98	0	0	0.50%	15.6%	12/31/2023	0.99	0	0	0.25%	15.9%	12/31/2023	0.99	0	0	0.00%	16.1%
12/31/2022	0.85	0	0	0.50%	-12.1%	12/31/2022	0.85	0	0	0.25%	-11.9%	12/31/2022	0.85	0	0	0.00%	-11.7%
12/31/2021	0.97	0	0	0.50%	-3.5%	12/31/2021	0.97	0	0	0.25%	-3.4%	12/31/2021	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%
2023	2.1%
2022	2.8%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard ST Bond Idx Adm Inst Class - 06-4YJ (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.97	0	$0	1.25%	2.4%	12/31/2024	$0.98	0	$0	1.00%	2.7%	12/31/2024	$0.99	0	$0	0.75%	3.0%
12/31/2023	0.95	0	0	1.25%	3.6%	12/31/2023	0.96	0	0	1.00%	3.8%	12/31/2023	0.96	0	0	0.75%	4.1%
12/31/2022	0.92	0	0	1.25%	-6.8%	12/31/2022	0.92	0	0	1.00%	-6.6%	12/31/2022	0.92	0	0	0.75%	-6.3%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.00	0	$0	0.50%	3.2%	12/31/2024	$1.01	0	$0	0.25%	3.5%	12/31/2024	$1.02	0	$0	0.00%	3.7%
12/31/2023	0.97	0	0	0.50%	4.3%	12/31/2023	0.97	0	0	0.25%	4.6%	12/31/2023	0.98	0	0	0.00%	4.9%
12/31/2022	0.93	0	0	0.50%	-6.1%	12/31/2022	0.93	0	0	0.25%	-5.9%	12/31/2022	0.93	0	0	0.00%	-5.6%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Windsor II Admiral Inst Class - 06-4V3

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,506,553	$4,261,952	57,403
Receivables: investments sold	2,499
Payables: investments purchased	-
Net assets	$4,509,052

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,509,052	3,371,513	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$4,509,052	3,371,513

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$73,662
Mortality & expense charges			(55,273)
Net investment income (loss)			18,389

Gain (loss) on investments:
Net realized gain (loss)			56,264
Realized gain distributions			362,333
Net change in unrealized appreciation (depreciation)			81,391
Net gain (loss)			499,988

Increase (decrease) in net assets from operations			$518,377

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,389	$18,229
Net realized gain (loss)		56,264	(22,835)
Realized gain distributions		362,333	117,326
Net change in unrealized appreciation (depreciation)		81,391	459,898

Increase (decrease) in net assets from operations		518,377	572,618

Contract owner transactions:
Proceeds from units sold		1,641,148	759,331
Cost of units redeemed		(1,130,648)	(854,294)
Account charges		(3,802)	(2,992)
Increase (decrease)		506,698	(97,955)
Net increase (decrease)		1,025,075	474,663
Net assets, beginning		3,483,977	3,009,314
Net assets, ending		$4,509,052	$3,483,977

Units sold		1,307,756	719,575
Units redeemed		(876,415)	(815,992)
Net increase (decrease)		431,341	(96,417)
Units outstanding, beginning		2,940,172	3,036,589
Units outstanding, ending		3,371,513	2,940,172

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$8,992,806
Cost of units redeemed/account charges			(5,423,520)
Net investment income (loss)			52,653
Net realized gain (loss)			(37,891)
Realized gain distributions			680,403
Net change in unrealized appreciation (depreciation)			244,601
Net assets			$4,509,052

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.34	3,372	$4,509	1.25%	12.9%	12/31/2024	$1.35	0	$0	1.00%	13.1%	12/31/2024	$1.36	0	$0	0.75%	13.4%
12/31/2023	1.18	2,940	3,484	1.25%	19.6%	12/31/2023	1.19	0	0	1.00%	19.9%	12/31/2023	1.20	0	0	0.75%	20.2%
12/31/2022	0.99	3,037	3,009	1.25%	-14.2%	12/31/2022	1.00	0	0	1.00%	-14.0%	12/31/2022	1.00	0	0	0.75%	-13.8%
12/31/2021	1.16	573	662	1.25%	15.5%	12/31/2021	1.16	0	0	1.00%	15.8%	12/31/2021	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	0	$0	0.50%	13.7%	12/31/2024	$1.39	0	$0	0.25%	14.0%	12/31/2024	$1.40	0	$0	0.00%	14.3%
12/31/2023	1.21	0	0	0.50%	20.5%	12/31/2023	1.22	0	0	0.25%	20.8%	12/31/2023	1.23	0	0	0.00%	21.1%
12/31/2022	1.00	0	0	0.50%	-13.6%	12/31/2022	1.01	0	0	0.25%	-13.4%	12/31/2022	1.01	0	0	0.00%	-13.1%
12/31/2021	1.16	0	0	0.50%	16.2%	12/31/2021	1.16	0	0	0.25%	16.4%	12/31/2021	1.17	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.8%
2023	1.8%
2022	1.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard VIF Small Company Growth Portfolio - 06-119

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,229,462	$10,656,612	577,122
Receivables: investments sold	30,202
Payables: investments purchased	-
Net assets	$11,259,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,259,664	2,739,532	$4.11
Band 100	-	-	4.26
Band 75	-	-	4.42
Band 50	-	-	4.59
Band 25	-	-	4.76
Band 0	-	-	4.93
Total	$11,259,664	2,739,532

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$58,540
Mortality & expense charges			(136,620)
Net investment income (loss)			(78,080)

Gain (loss) on investments:
Net realized gain (loss)			(106,969)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,166,360
Net gain (loss)			1,059,391

Increase (decrease) in net assets from operations			$981,311

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78,080)	$(98,112)
Net realized gain (loss)		(106,969)	(607,587)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,166,360	2,737,932

Increase (decrease) in net assets from operations		981,311	2,032,233

Contract owner transactions:
Proceeds from units sold		1,961,307	2,067,785
Cost of units redeemed		(3,547,956)	(4,300,446)
Account charges		(6,516)	(6,137)
Increase (decrease)		(1,593,165)	(2,238,798)
Net increase (decrease)		(611,854)	(206,565)
Net assets, beginning		11,871,518	12,078,083
Net assets, ending		$11,259,664	$11,871,518

Units sold		506,597	605,886
Units redeemed		(944,005)	(1,248,297)
Net increase (decrease)		(437,408)	(642,411)
Units outstanding, beginning		3,176,940	3,819,351
Units outstanding, ending		2,739,532	3,176,940

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$137,934,101
Cost of units redeemed/account charges			(172,393,774)
Net investment income (loss)			(3,975,355)
Net realized gain (loss)			3,854,133
Realized gain distributions			45,267,709
Net change in unrealized appreciation (depreciation)			572,850
Net assets			$11,259,664

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.11	2,740	$11,260	1.25%	10.0%	12/31/2024	$4.26	0	$0	1.00%	10.3%	12/31/2024	$4.42	0	$0	0.75%	10.5%
12/31/2023	3.74	3,177	11,872	1.25%	18.2%	12/31/2023	3.87	0	0	1.00%	18.5%	12/31/2023	4.00	0	0	0.75%	18.8%
12/31/2022	3.16	3,819	12,078	1.25%	-26.3%	12/31/2022	3.26	0	0	1.00%	-26.1%	12/31/2022	3.37	0	0	0.75%	-25.9%
12/31/2021	4.29	7,901	33,892	1.25%	12.8%	12/31/2021	4.42	0	0	1.00%	13.1%	12/31/2021	4.55	0	0	0.75%	13.4%
12/31/2020	3.80	13,788	52,433	1.25%	21.7%	12/31/2020	3.91	0	0	1.00%	22.0%	12/31/2020	4.01	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.59	0	$0	0.50%	10.8%	12/31/2024	$4.76	0	$0	0.25%	11.1%	12/31/2024	$4.93	0	$0	0.00%	11.4%
12/31/2023	4.14	0	0	0.50%	19.1%	12/31/2023	4.28	0	0	0.25%	19.3%	12/31/2023	4.43	0	0	0.00%	19.6%
12/31/2022	3.48	0	0	0.50%	-25.7%	12/31/2022	3.59	0	0	0.25%	-25.5%	12/31/2022	3.70	0	0	0.00%	-25.4%
12/31/2021	4.68	0	0	0.50%	13.6%	12/31/2021	4.82	0	0	0.25%	13.9%	12/31/2021	4.96	104	518	0.00%	14.2%
12/31/2020	4.12	0	0	0.50%	22.6%	12/31/2020	4.23	0	0	0.25%	22.9%	12/31/2020	4.34	93	404	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.4%
2022	0.3%
2021	0.4%
2020	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard 500 Index Fund Admiral Class - 06-FHY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,940,951	$117,867,442	339,341
Receivables: investments sold	239,854
Payables: investments purchased	-
Net assets	$184,180,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$184,180,805	67,851,429	$2.71
Band 100	-	-	2.77
Band 75	-	-	2.83
Band 50	-	-	2.88
Band 25	-	-	2.94
Band 0	-	-	3.00
Total	$184,180,805	67,851,429

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,245,619
Mortality & expense charges			(2,048,103)
Net investment income (loss)			197,516

Gain (loss) on investments:
Net realized gain (loss)			9,561,920
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,718,856
Net gain (loss)			34,280,776

Increase (decrease) in net assets from operations			$34,478,292

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$197,516	$658,304
Net realized gain (loss)		9,561,920	2,470,302
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,718,856	26,961,008

Increase (decrease) in net assets from operations		34,478,292	30,089,614

Contract owner transactions:
Proceeds from units sold		42,802,769	35,073,831
Cost of units redeemed		(47,805,691)	(28,160,968)
Account charges		(217,914)	(190,273)
Increase (decrease)		(5,220,836)	6,722,590
Net increase (decrease)		29,257,456	36,812,204
Net assets, beginning		154,923,349	118,111,145
Net assets, ending		$184,180,805	$154,923,349

Units sold		17,477,199	17,894,181
Units redeemed		(19,541,606)	(14,447,898)
Net increase (decrease)		(2,064,407)	3,446,283
Units outstanding, beginning		69,915,836	66,469,553
Units outstanding, ending		67,851,429	69,915,836

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$310,150,455
Cost of units redeemed/account charges			(224,811,811)
Net investment income (loss)			3,748,035
Net realized gain (loss)			29,020,617
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,073,509
Net assets			$184,180,805

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.71	67,851	$184,181	1.25%	23.4%	12/31/2024	$2.77	0	$0	1.00%	23.7%	12/31/2024	$2.83	0	$0	0.75%	24.0%
12/31/2023	2.20	64,312	141,462	1.25%	24.7%	12/31/2023	2.24	0	0	1.00%	25.0%	12/31/2023	2.28	0	0	0.75%	25.3%
12/31/2022	1.76	60,402	106,564	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	59,081	128,946	1.25%	27.1%	12/31/2021	2.21	0	0	1.00%	27.4%	12/31/2021	2.24	0	0	0.75%	27.7%
12/31/2020	1.72	50,816	87,282	1.25%	16.9%	12/31/2020	1.74	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.88	0	$0	0.50%	24.3%	12/31/2024	$2.94	0	$0	0.25%	24.7%	12/31/2024	$3.00	0	$0	0.00%	25.0%
12/31/2023	2.32	0	0	0.50%	25.6%	12/31/2023	2.36	0	0	0.25%	25.9%	12/31/2023	2.40	5,603	13,462	0.00%	26.2%
12/31/2022	1.85	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	6,068	11,547	0.00%	-18.1%
12/31/2021	2.27	0	0	0.50%	28.0%	12/31/2021	2.30	0	0	0.25%	28.3%	12/31/2021	2.33	6,697	15,570	0.00%	28.7%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	6,692	12,092	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.6%
2022	1.5%
2021	1.4%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R Class - 06-583

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$758,764	$749,724	16,922
Receivables: investments sold	1,398
Payables: investments purchased	-
Net assets	$760,162

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$760,162	210,194	$3.62
Band 100	-	-	3.73
Band 75	-	-	3.85
Band 50	-	-	3.97
Band 25	-	-	4.10
Band 0	-	-	4.23
Total	$760,162	210,194

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,084
Mortality & expense charges			(9,434)
Net investment income (loss)			(3,350)

Gain (loss) on investments:
Net realized gain (loss)			8,275
Realized gain distributions			71,659
Net change in unrealized appreciation (depreciation)			(17,494)
Net gain (loss)			62,440

Increase (decrease) in net assets from operations			$59,090

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,350)	$(1,853)
Net realized gain (loss)		8,275	1,963
Realized gain distributions		71,659	31,489
Net change in unrealized appreciation (depreciation)		(17,494)	19,530

Increase (decrease) in net assets from operations		59,090	51,129

Contract owner transactions:
Proceeds from units sold		80,233	94,174
Cost of units redeemed		(62,195)	(147,220)
Account charges		(1,177)	(1,005)
Increase (decrease)		16,861	(54,051)
Net increase (decrease)		75,951	(2,922)
Net assets, beginning		684,211	687,133
Net assets, ending		$760,162	$684,211

Units sold		22,620	30,964
Units redeemed		(17,185)	(49,080)
Net increase (decrease)		5,435	(18,116)
Units outstanding, beginning		204,759	222,875
Units outstanding, ending		210,194	204,759

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$5,328,931
Cost of units redeemed/account charges			(5,729,532)
Net investment income (loss)			(44,030)
Net realized gain (loss)			492,243
Realized gain distributions			703,510
Net change in unrealized appreciation (depreciation)			9,040
Net assets			$760,162

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.62	210	$760	1.25%	8.2%	12/31/2024	$3.73	0	$0	1.00%	8.5%	12/31/2024	$3.85	0	$0	0.75%	8.8%
12/31/2023	3.34	205	684	1.25%	8.4%	12/31/2023	3.44	0	0	1.00%	8.7%	12/31/2023	3.54	0	0	0.75%	8.9%
12/31/2022	3.08	223	687	1.25%	-4.2%	12/31/2022	3.17	0	0	1.00%	-4.0%	12/31/2022	3.25	0	0	0.75%	-3.7%
12/31/2021	3.22	335	1,079	1.25%	29.6%	12/31/2021	3.30	0	0	1.00%	29.9%	12/31/2021	3.38	0	0	0.75%	30.2%
12/31/2020	2.48	360	896	1.25%	6.2%	12/31/2020	2.54	0	0	1.00%	6.5%	12/31/2020	2.59	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.97	0	$0	0.50%	9.0%	12/31/2024	$4.10	0	$0	0.25%	9.3%	12/31/2024	$4.23	0	$0	0.00%	9.6%
12/31/2023	3.65	0	0	0.50%	9.2%	12/31/2023	3.75	0	0	0.25%	9.5%	12/31/2023	3.86	0	0	0.00%	9.7%
12/31/2022	3.34	0	0	0.50%	-3.5%	12/31/2022	3.43	0	0	0.25%	-3.3%	12/31/2022	3.52	0	0	0.00%	-3.0%
12/31/2021	3.46	0	0	0.50%	30.5%	12/31/2021	3.54	0	0	0.25%	30.9%	12/31/2021	3.63	0	0	0.00%	31.2%
12/31/2020	2.65	0	0	0.50%	7.0%	12/31/2020	2.71	0	0	0.25%	7.3%	12/31/2020	2.77	16	43	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.0%
2022	1.0%
2021	1.4%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R6 Class - 06-FMX

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,272,322	$3,353,567	71,203
Receivables: investments sold	2,314
Payables: investments purchased	-
Net assets	$3,274,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,274,636	1,616,116	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$3,274,636	1,616,116

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$47,008
Mortality & expense charges			(45,655)
Net investment income (loss)			1,353

Gain (loss) on investments:
Net realized gain (loss)			27,100
Realized gain distributions			304,751
Net change in unrealized appreciation (depreciation)			(26,302)
Net gain (loss)			305,549

Increase (decrease) in net assets from operations			$306,902

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,353	$11,217
Net realized gain (loss)		27,100	(41,665)
Realized gain distributions		304,751	221,597
Net change in unrealized appreciation (depreciation)		(26,302)	214,114

Increase (decrease) in net assets from operations		306,902	405,263

Contract owner transactions:
Proceeds from units sold		485,998	962,480
Cost of units redeemed		(2,394,018)	(1,413,194)
Account charges		(1,291)	(3,050)
Increase (decrease)		(1,909,311)	(453,764)
Net increase (decrease)		(1,602,409)	(48,501)
Net assets, beginning		4,877,045	4,925,546
Net assets, ending		$3,274,636	$4,877,045

Units sold		248,666	558,423
Units redeemed		(1,252,918)	(822,148)
Net increase (decrease)		(1,004,252)	(263,725)
Units outstanding, beginning		2,620,368	2,884,093
Units outstanding, ending		1,616,116	2,620,368

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$9,082,667
Cost of units redeemed/account charges			(7,260,118)
Net investment income (loss)			68,034
Net realized gain (loss)			55,438
Realized gain distributions			1,409,860
Net change in unrealized appreciation (depreciation)			(81,245)
Net assets			$3,274,636

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.03	1,616	$3,275	1.25%	8.9%	12/31/2024	$2.07	0	$0	1.00%	9.1%	12/31/2024	$2.11	0	$0	0.75%	9.4%
12/31/2023	1.86	2,620	4,877	1.25%	9.0%	12/31/2023	1.89	0	0	1.00%	9.3%	12/31/2023	1.93	0	0	0.75%	9.5%
12/31/2022	1.71	2,884	4,926	1.25%	-3.7%	12/31/2022	1.73	0	0	1.00%	-3.5%	12/31/2022	1.76	0	0	0.75%	-3.2%
12/31/2021	1.77	2,657	4,713	1.25%	30.3%	12/31/2021	1.80	0	0	1.00%	30.6%	12/31/2021	1.82	0	0	0.75%	31.0%
12/31/2020	1.36	1,179	1,604	1.25%	6.8%	12/31/2020	1.37	0	0	1.00%	7.1%	12/31/2020	1.39	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$2.15	0	$0	0.50%	9.7%	12/31/2024	$2.20	0	$0	0.25%	10.0%	12/31/2024	$2.24	0	$0	0.00%	10.2%
12/31/2023	1.96	0	0	0.50%	9.8%	12/31/2023	2.00	0	0	0.25%	10.1%	12/31/2023	2.03	0	0	0.00%	10.3%
12/31/2022	1.79	0	0	0.50%	-3.0%	12/31/2022	1.81	0	0	0.25%	-2.7%	12/31/2022	1.84	0	0	0.00%	-2.5%
12/31/2021	1.84	0	0	0.50%	31.3%	12/31/2021	1.87	0	0	0.25%	31.6%	12/31/2021	1.89	0	0	0.00%	31.9%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.42	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.2%
2023	1.4%
2022	1.7%
2021	1.8%
2020	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$83,171	$85,544	1,765
Receivables: investments sold	-
Payables: investments purchased	(51)
Net assets	$83,120

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$83,120	49,693	$1.67
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$83,120	49,693

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$743
Mortality & expense charges			(923)
Net investment income (loss)			(180)

Gain (loss) on investments:
Net realized gain (loss)			45
Realized gain distributions			5,976
Net change in unrealized appreciation (depreciation)			(2,463)
Net gain (loss)			3,558

Increase (decrease) in net assets from operations			$3,378

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(180)	$(78)
Net realized gain (loss)		45	(77)
Realized gain distributions		5,976	3,517
Net change in unrealized appreciation (depreciation)		(2,463)	2,095

Increase (decrease) in net assets from operations		3,378	5,457

Contract owner transactions:
Proceeds from units sold		25,015	30,928
Cost of units redeemed		(14,515)	(577)
Account charges		(26)	(34)
Increase (decrease)		10,474	30,317
Net increase (decrease)		13,852	35,774
Net assets, beginning		69,268	33,494
Net assets, ending		$83,120	$69,268

Units sold		15,542	20,576
Units redeemed		(9,031)	(391)
Net increase (decrease)		6,511	20,185
Units outstanding, beginning		43,182	22,997
Units outstanding, ending		49,693	43,182

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$95,650
Cost of units redeemed/account charges			(21,517)
Net investment income (loss)			(402)
Net realized gain (loss)			(326)
Realized gain distributions			12,088
Net change in unrealized appreciation (depreciation)			(2,373)
Net assets			$83,120

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.67	50	$83	1.25%	4.3%	12/31/2024	$1.71	0	$0	1.00%	4.5%	12/31/2024	$1.74	0	$0	0.75%	4.8%
12/31/2023	1.60	43	69	1.25%	10.1%	12/31/2023	1.63	0	0	1.00%	10.4%	12/31/2023	1.66	0	0	0.75%	10.7%
12/31/2022	1.46	23	33	1.25%	-7.7%	12/31/2022	1.48	0	0	1.00%	-7.5%	12/31/2022	1.50	0	0	0.75%	-7.2%
12/31/2021	1.58	4	6	1.25%	24.0%	12/31/2021	1.60	0	0	1.00%	24.3%	12/31/2021	1.62	0	0	0.75%	24.7%
12/31/2020	1.27	2	3	1.25%	3.5%	12/31/2020	1.28	0	0	1.00%	3.8%	12/31/2020	1.30	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.78	0	$0	0.50%	5.1%	12/31/2024	$1.81	0	$0	0.25%	5.3%	12/31/2024	$1.85	0	$0	0.00%	5.6%
12/31/2023	1.69	0	0	0.50%	11.0%	12/31/2023	1.72	0	0	0.25%	11.2%	12/31/2023	1.75	0	0	0.00%	11.5%
12/31/2022	1.52	0	0	0.50%	-7.0%	12/31/2022	1.55	0	0	0.25%	-6.8%	12/31/2022	1.57	0	0	0.00%	-6.5%
12/31/2021	1.64	0	0	0.50%	25.0%	12/31/2021	1.66	0	0	0.25%	25.3%	12/31/2021	1.68	0	0	0.00%	25.6%
12/31/2020	1.31	0	0	0.50%	4.3%	12/31/2020	1.32	0	0	0.25%	4.6%	12/31/2020	1.34	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.0%
2022	1.1%
2021	0.6%
2020	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Small-Cap Fund A Class - 06-GFG (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$263,981
Cost of units redeemed/account charges			(276,437)
Net investment income (loss)			(1,882)
Net realized gain (loss)			10,047
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.26	0	$0	1.25%	3.0%	12/31/2024	$1.28	0	$0	1.00%	3.3%	12/31/2024	$1.31	0	$0	0.75%	3.5%
12/31/2023	1.22	0	0	1.25%	13.6%	12/31/2023	1.24	0	0	1.00%	13.9%	12/31/2023	1.26	0	0	0.75%	14.2%
12/31/2022	1.07	0	0	1.25%	-24.4%	12/31/2022	1.09	0	0	1.00%	-24.2%	12/31/2022	1.10	0	0	0.75%	-24.0%
12/31/2021	1.42	0	0	1.25%	10.5%	12/31/2021	1.44	0	0	1.00%	10.8%	12/31/2021	1.45	0	0	0.75%	11.1%
12/31/2020	1.28	77	99	1.25%	13.5%	12/31/2020	1.30	0	0	1.00%	13.8%	12/31/2020	1.31	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	3.8%	12/31/2024	$1.36	0	$0	0.25%	4.1%	12/31/2024	$1.38	0	$0	0.00%	4.3%
12/31/2023	1.28	0	0	0.50%	14.5%	12/31/2023	1.30	0	0	0.25%	14.8%	12/31/2023	1.32	0	0	0.00%	15.1%
12/31/2022	1.12	0	0	0.50%	-23.8%	12/31/2022	1.13	0	0	0.25%	-23.6%	12/31/2022	1.15	0	0	0.00%	-23.4%
12/31/2021	1.47	0	0	0.50%	11.4%	12/31/2021	1.49	0	0	0.25%	11.7%	12/31/2021	1.50	0	0	0.00%	11.9%
12/31/2020	1.32	0	0	0.50%	14.4%	12/31/2020	1.33	0	0	0.25%	14.7%	12/31/2020	1.34	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,475	$281,999	18,431
Receivables: investments sold	2,530
Payables: investments purchased	-
Net assets	$275,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$275,005	214,004	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$275,005	214,004

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$5,819
Mortality & expense charges			(3,349)
Net investment income (loss)			2,470

Gain (loss) on investments:
Net realized gain (loss)			(942)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,853
Net gain (loss)			4,911

Increase (decrease) in net assets from operations			$7,381

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,470	$1,132
Net realized gain (loss)		(942)	(18,627)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,853	45,988

Increase (decrease) in net assets from operations		7,381	28,493

Contract owner transactions:
Proceeds from units sold		48,396	72,810
Cost of units redeemed		(22,809)	(86,722)
Account charges		(283)	(413)
Increase (decrease)		25,304	(14,325)
Net increase (decrease)		32,685	14,168
Net assets, beginning		242,320	228,152
Net assets, ending		$275,005	$242,320

Units sold		37,214	62,653
Units redeemed		(18,108)	(76,712)
Net increase (decrease)		19,106	(14,059)
Units outstanding, beginning		194,898	208,957
Units outstanding, ending		214,004	194,898

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$923,697
Cost of units redeemed/account charges			(662,300)
Net investment income (loss)			5,754
Net realized gain (loss)			973
Realized gain distributions			16,405
Net change in unrealized appreciation (depreciation)			(9,524)
Net assets			$275,005

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	214	$275	1.25%	3.4%	12/31/2024	$1.31	0	$0	1.00%	3.6%	12/31/2024	$1.33	0	$0	0.75%	3.9%
12/31/2023	1.24	195	242	1.25%	13.9%	12/31/2023	1.26	0	0	1.00%	14.2%	12/31/2023	1.28	0	0	0.75%	14.4%
12/31/2022	1.09	209	228	1.25%	-24.1%	12/31/2022	1.11	0	0	1.00%	-23.9%	12/31/2022	1.12	0	0	0.75%	-23.7%
12/31/2021	1.44	186	267	1.25%	10.9%	12/31/2021	1.46	0	0	1.00%	11.2%	12/31/2021	1.47	0	0	0.75%	11.4%
12/31/2020	1.30	69	90	1.25%	13.9%	12/31/2020	1.31	0	0	1.00%	14.2%	12/31/2020	1.32	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.36	0	$0	0.50%	4.1%	12/31/2024	$1.39	0	$0	0.25%	4.4%	12/31/2024	$1.41	0	$0	0.00%	4.7%
12/31/2023	1.31	0	0	0.50%	14.7%	12/31/2023	1.33	0	0	0.25%	15.0%	12/31/2023	1.35	0	0	0.00%	15.3%
12/31/2022	1.14	0	0	0.50%	-23.5%	12/31/2022	1.15	0	0	0.25%	-23.3%	12/31/2022	1.17	0	0	0.00%	-23.2%
12/31/2021	1.49	0	0	0.50%	11.7%	12/31/2021	1.51	0	0	0.25%	12.0%	12/31/2021	1.52	0	0	0.00%	12.3%
12/31/2020	1.33	0	0	0.50%	14.8%	12/31/2020	1.34	0	0	0.25%	15.1%	12/31/2020	1.36	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.2%
2023	1.8%
2022	0.9%
2021	2.4%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$528,710	$580,167	23,571
Receivables: investments sold	2,829
Payables: investments purchased	-
Net assets	$531,539

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$531,539	297,531	$1.79
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$531,539	297,531

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$9,167
Mortality & expense charges			(5,286)
Net investment income (loss)			3,881

Gain (loss) on investments:
Net realized gain (loss)			868
Realized gain distributions			71,947
Net change in unrealized appreciation (depreciation)			(41,318)
Net gain (loss)			31,497

Increase (decrease) in net assets from operations			$35,378

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,881	$(1,766)
Net realized gain (loss)		868	(11,574)
Realized gain distributions		71,947	8,475
Net change in unrealized appreciation (depreciation)		(41,318)	39,891

Increase (decrease) in net assets from operations		35,378	35,026

Contract owner transactions:
Proceeds from units sold		184,215	59,784
Cost of units redeemed		(41,621)	(76,854)
Account charges		(72)	(15)
Increase (decrease)		142,522	(17,085)
Net increase (decrease)		177,900	17,941
Net assets, beginning		353,639	335,698
Net assets, ending		$531,539	$353,639

Units sold		102,243	40,250
Units redeemed		(24,088)	(53,094)
Net increase (decrease)		78,155	(12,844)
Units outstanding, beginning		219,376	232,220
Units outstanding, ending		297,531	219,376

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$950,160
Cost of units redeemed/account charges			(469,936)
Net investment income (loss)			3,626
Net realized gain (loss)			(11,256)
Realized gain distributions			110,402
Net change in unrealized appreciation (depreciation)			(51,457)
Net assets			$531,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.79	298	$532	1.25%	10.8%	12/31/2024	$1.81	0	$0	1.00%	11.1%	12/31/2024	$1.84	0	$0	0.75%	11.4%
12/31/2023	1.61	219	354	1.25%	11.5%	12/31/2023	1.63	0	0	1.00%	11.8%	12/31/2023	1.65	0	0	0.75%	12.1%
12/31/2022	1.45	232	336	1.25%	-7.6%	12/31/2022	1.46	0	0	1.00%	-7.4%	12/31/2022	1.48	0	0	0.75%	-7.2%
12/31/2021	1.57	225	353	1.25%	27.3%	12/31/2021	1.58	0	0	1.00%	27.6%	12/31/2021	1.59	0	0	0.75%	27.9%
12/31/2020	1.23	0	0	1.25%	4.1%	12/31/2020	1.24	0	0	1.00%	4.3%	12/31/2020	1.24	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.87	0	$0	0.50%	11.7%	12/31/2024	$1.90	0	$0	0.25%	11.9%	12/31/2024	$1.93	0	$0	0.00%	12.2%
12/31/2023	1.67	0	0	0.50%	12.3%	12/31/2023	1.70	0	0	0.25%	12.6%	12/31/2023	1.72	0	0	0.00%	12.9%
12/31/2022	1.49	0	0	0.50%	-6.9%	12/31/2022	1.51	0	0	0.25%	-6.7%	12/31/2022	1.52	0	0	0.00%	-6.5%
12/31/2021	1.60	0	0	0.50%	28.2%	12/31/2021	1.61	0	0	0.25%	28.5%	12/31/2021	1.63	0	0	0.00%	28.9%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.1%	12/31/2020	1.26	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.1%
2023	0.8%
2022	1.6%
2021	0.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,975	$135,152	3,960
Receivables: investments sold	4,024
Payables: investments purchased	-
Net assets	$124,999

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,999	90,432	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$124,999	90,432

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,407
Mortality & expense charges			(2,463)
Net investment income (loss)			(56)

Gain (loss) on investments:
Net realized gain (loss)			8,985
Realized gain distributions			17,094
Net change in unrealized appreciation (depreciation)			(11,916)
Net gain (loss)			14,163

Increase (decrease) in net assets from operations			$14,107

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56)	$1,886
Net realized gain (loss)		8,985	5
Realized gain distributions		17,094	18,555
Net change in unrealized appreciation (depreciation)		(11,916)	(1,994)

Increase (decrease) in net assets from operations		14,107	18,452

Contract owner transactions:
Proceeds from units sold		30,261	214,641
Cost of units redeemed		(143,686)	(10,756)
Account charges		(97)	(48)
Increase (decrease)		(113,522)	203,837
Net increase (decrease)		(99,415)	222,289
Net assets, beginning		224,414	2,125
Net assets, ending		$124,999	$224,414

Units sold		22,176	174,730
Units redeemed		(99,923)	(8,404)
Net increase (decrease)		(77,747)	166,326
Units outstanding, beginning		168,179	1,853
Units outstanding, ending		90,432	168,179

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$320,590
Cost of units redeemed/account charges			(232,683)
Net investment income (loss)			1,680
Net realized gain (loss)			13,646
Realized gain distributions			35,943
Net change in unrealized appreciation (depreciation)			(14,177)
Net assets			$124,999

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.38	90	$125	1.25%	3.6%	12/31/2024	$1.40	0	$0	1.00%	3.8%	12/31/2024	$1.43	0	$0	0.75%	4.1%
12/31/2023	1.33	168	224	1.25%	16.3%	12/31/2023	1.35	0	0	1.00%	16.6%	12/31/2023	1.37	0	0	0.75%	16.9%
12/31/2022	1.15	2	2	1.25%	-8.7%	12/31/2022	1.16	0	0	1.00%	-8.5%	12/31/2022	1.17	0	0	0.75%	-8.3%
12/31/2021	1.26	0	0	1.25%	32.1%	12/31/2021	1.27	0	0	1.00%	32.4%	12/31/2021	1.28	0	0	0.75%	32.8%
12/31/2020	0.95	8	7	1.25%	0.1%	12/31/2020	0.96	0	0	1.00%	0.3%	12/31/2020	0.96	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.45	0	$0	0.50%	4.4%	12/31/2024	$1.47	0	$0	0.25%	4.6%	12/31/2024	$1.50	0	$0	0.00%	4.9%
12/31/2023	1.39	0	0	0.50%	17.2%	12/31/2023	1.41	0	0	0.25%	17.5%	12/31/2023	1.43	0	0	0.00%	17.8%
12/31/2022	1.18	0	0	0.50%	-8.0%	12/31/2022	1.20	0	0	0.25%	-7.8%	12/31/2022	1.21	0	0	0.00%	-7.6%
12/31/2021	1.29	0	0	0.50%	33.1%	12/31/2021	1.30	0	0	0.25%	33.4%	12/31/2021	1.31	0	0	0.00%	33.8%
12/31/2020	0.97	0	0	0.50%	0.8%	12/31/2020	0.97	0	0	0.25%	1.1%	12/31/2020	0.98	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.4%
2023	2.6%
2022	1.2%
2021	0.0%
2020	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Small Cap Growth Fund R6 Class - 06-33C

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,513	$8,285	165
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$10,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,513	9,102	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$10,513	9,102

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			(132)
Net investment income (loss)			(132)

Gain (loss) on investments:
Net realized gain (loss)			116
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,013
Net gain (loss)			1,129

Increase (decrease) in net assets from operations			$997

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132)	$(937)
Net realized gain (loss)		116	(145,090)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,013	155,099

Increase (decrease) in net assets from operations		997	9,072

Contract owner transactions:
Proceeds from units sold		39	7,054
Cost of units redeemed		(444)	(186,752)
Account charges		-	-
Increase (decrease)		(405)	(179,698)
Net increase (decrease)		592	(170,626)
Net assets, beginning		9,921	180,547
Net assets, ending		$10,513	$9,921

Units sold		35	7,519
Units redeemed		(385)	(202,315)
Net increase (decrease)		(350)	(194,796)
Units outstanding, beginning		9,452	204,248
Units outstanding, ending		9,102	9,452

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,228,035
Cost of units redeemed/account charges			(1,187,703)
Net investment income (loss)			(17,325)
Net realized gain (loss)			(139,609)
Realized gain distributions			124,887
Net change in unrealized appreciation (depreciation)			2,228
Net assets			$10,513

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	9	$11	1.25%	10.0%	12/31/2024	$1.18	0	$0	1.00%	10.3%	12/31/2024	$1.20	0	$0	0.75%	10.6%
12/31/2023	1.05	9	10	1.25%	18.7%	12/31/2023	1.07	0	0	1.00%	19.0%	12/31/2023	1.08	0	0	0.75%	19.3%
12/31/2022	0.88	204	181	1.25%	-37.6%	12/31/2022	0.89	0	0	1.00%	-37.5%	12/31/2022	0.91	0	0	0.75%	-37.3%
12/31/2021	1.42	324	459	1.25%	-11.9%	12/31/2021	1.43	0	0	1.00%	-11.6%	12/31/2021	1.45	0	0	0.75%	-11.4%
12/31/2020	1.61	254	408	1.25%	36.6%	12/31/2020	1.62	0	0	1.00%	36.9%	12/31/2020	1.63	0	0	0.75%	37.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	10.9%	12/31/2024	$1.24	0	$0	0.25%	11.2%	12/31/2024	$1.26	0	$0	0.00%	11.4%
12/31/2023	1.10	0	0	0.50%	19.6%	12/31/2023	1.11	0	0	0.25%	19.9%	12/31/2023	1.13	0	0	0.00%	20.2%
12/31/2022	0.92	0	0	0.50%	-37.2%	12/31/2022	0.93	0	0	0.25%	-37.0%	12/31/2022	0.94	0	0	0.00%	-36.9%
12/31/2021	1.46	0	0	0.50%	-11.2%	12/31/2021	1.47	0	0	0.25%	-11.0%	12/31/2021	1.49	0	0	0.00%	-10.7%
12/31/2020	1.64	0	0	0.50%	37.6%	12/31/2020	1.65	0	0	0.25%	38.0%	12/31/2020	1.67	0	0	0.00%	38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sophus Emerging Markets Fund R6 Class - 06-3R9 (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$1,443
Cost of units redeemed/account charges			(1,837)
Net investment income (loss)			-
Net realized gain (loss)			394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.17	0	$0	1.25%	4.3%	12/31/2024	$1.18	0	$0	1.00%	4.6%	12/31/2024	$1.20	0	$0	0.75%	4.9%
12/31/2023	1.12	0	0	1.25%	10.1%	12/31/2023	1.13	0	0	1.00%	10.3%	12/31/2023	1.15	0	0	0.75%	10.6%
12/31/2022	1.01	0	0	1.25%	-23.0%	12/31/2022	1.03	0	0	1.00%	-22.8%	12/31/2022	1.04	0	0	0.75%	-22.6%
12/31/2021	1.32	0	0	1.25%	-5.1%	12/31/2021	1.33	0	0	1.00%	-4.9%	12/31/2021	1.34	0	0	0.75%	-4.6%
12/31/2020	1.39	1	1	1.25%	15.8%	12/31/2020	1.40	0	0	1.00%	16.1%	12/31/2020	1.40	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.22	0	$0	0.50%	5.1%	12/31/2024	$1.24	0	$0	0.25%	5.4%	12/31/2024	$1.26	0	$0	0.00%	5.7%
12/31/2023	1.16	0	0	0.50%	10.9%	12/31/2023	1.17	0	0	0.25%	11.2%	12/31/2023	1.19	0	0	0.00%	11.4%
12/31/2022	1.05	0	0	0.50%	-22.4%	12/31/2022	1.06	0	0	0.25%	-22.3%	12/31/2022	1.07	0	0	0.00%	-22.1%
12/31/2021	1.35	0	0	0.50%	-4.4%	12/31/2021	1.36	0	0	0.25%	-4.2%	12/31/2021	1.37	0	0	0.00%	-3.9%
12/31/2020	1.41	0	0	0.50%	16.7%	12/31/2020	1.42	0	0	0.25%	17.0%	12/31/2020	1.43	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Fund-Core Equity R6 Class - 06-3RC (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$114,342
Cost of units redeemed/account charges			(124,847)
Net investment income (loss)			(41)
Net realized gain (loss)			10,546
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.39	0	$0	1.25%	7.3%	12/31/2024	$1.42	0	$0	1.00%	7.6%	12/31/2024	$1.44	0	$0	0.75%	7.9%
12/31/2023	1.30	0	0	1.25%	18.1%	12/31/2023	1.32	0	0	1.00%	18.4%	12/31/2023	1.33	0	0	0.75%	18.7%
12/31/2022	1.10	0	0	1.25%	-18.3%	12/31/2022	1.11	0	0	1.00%	-18.1%	12/31/2022	1.12	0	0	0.75%	-17.9%
12/31/2021	1.35	0	0	1.25%	9.1%	12/31/2021	1.36	0	0	1.00%	9.4%	12/31/2021	1.37	0	0	0.75%	9.7%
12/31/2020	1.23	65	80	1.25%	4.6%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	0.50%	8.1%	12/31/2024	$1.48	0	$0	0.25%	8.4%	12/31/2024	$1.50	0	$0	0.00%	8.7%
12/31/2023	1.35	0	0	0.50%	19.0%	12/31/2023	1.37	0	0	0.25%	19.3%	12/31/2023	1.38	0	0	0.00%	19.6%
12/31/2022	1.13	0	0	0.50%	-17.6%	12/31/2022	1.15	0	0	0.25%	-17.4%	12/31/2022	1.16	0	0	0.00%	-17.2%
12/31/2021	1.38	0	0	0.50%	10.0%	12/31/2021	1.39	0	0	0.25%	10.2%	12/31/2021	1.40	0	0	0.00%	10.5%
12/31/2020	1.25	0	0	0.50%	5.4%	12/31/2020	1.26	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R Class - 06-584

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$307,156	$320,864	7,371
Receivables: investments sold	82
Payables: investments purchased	-
Net assets	$307,238

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$307,238	100,897	$3.05
Band 100	-	-	3.14
Band 75	-	-	3.24
Band 50	-	-	3.35
Band 25	-	-	3.45
Band 0	-	-	3.56
Total	$307,238	100,897

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$1,317
Mortality & expense charges			(5,955)
Net investment income (loss)			(4,638)

Gain (loss) on investments:
Net realized gain (loss)			15,134
Realized gain distributions			25,359
Net change in unrealized appreciation (depreciation)			(9,851)
Net gain (loss)			30,642

Increase (decrease) in net assets from operations			$26,004

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,638)	$(4,344)
Net realized gain (loss)		15,134	255
Realized gain distributions		25,359	31,236
Net change in unrealized appreciation (depreciation)		(9,851)	18,323

Increase (decrease) in net assets from operations		26,004	45,470

Contract owner transactions:
Proceeds from units sold		26,864	31,424
Cost of units redeemed		(249,133)	(78,843)
Account charges		(465)	(460)
Increase (decrease)		(222,734)	(47,879)
Net increase (decrease)		(196,730)	(2,409)
Net assets, beginning		503,968	506,377
Net assets, ending		$307,238	$503,968

Units sold		9,034	11,907
Units redeemed		(79,662)	(29,128)
Net increase (decrease)		(70,628)	(17,221)
Units outstanding, beginning		171,525	188,746
Units outstanding, ending		100,897	171,525

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$3,755,711
Cost of units redeemed/account charges			(4,084,900)
Net investment income (loss)			(69,149)
Net realized gain (loss)			300,060
Realized gain distributions			419,224
Net change in unrealized appreciation (depreciation)			(13,708)
Net assets			$307,238

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.05	101	$307	1.25%	3.6%	12/31/2024	$3.14	0	$0	1.00%	3.9%	12/31/2024	$3.24	0	$0	0.75%	4.2%
12/31/2023	2.94	172	504	1.25%	9.5%	12/31/2023	3.02	0	0	1.00%	9.8%	12/31/2023	3.11	0	0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-8.2%	12/31/2022	2.75	0	0	1.00%	-8.0%	12/31/2022	2.83	0	0	0.75%	-7.8%
12/31/2021	2.92	223	651	1.25%	23.4%	12/31/2021	2.99	0	0	1.00%	23.7%	12/31/2021	3.07	0	0	0.75%	24.0%
12/31/2020	2.37	283	671	1.25%	2.9%	12/31/2020	2.42	0	0	1.00%	3.2%	12/31/2020	2.47	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.35	0	$0	0.50%	4.4%	12/31/2024	$3.45	0	$0	0.25%	4.7%	12/31/2024	$3.56	0	$0	0.00%	4.9%
12/31/2023	3.21	0	0	0.50%	10.3%	12/31/2023	3.30	0	0	0.25%	10.6%	12/31/2023	3.40	0	0	0.00%	10.9%
12/31/2022	2.90	0	0	0.50%	-7.5%	12/31/2022	2.98	0	0	0.25%	-7.3%	12/31/2022	3.06	0	0	0.00%	-7.1%
12/31/2021	3.14	0	0	0.50%	24.3%	12/31/2021	3.22	0	0	0.25%	24.6%	12/31/2021	3.30	0	0	0.00%	24.9%
12/31/2020	2.53	0	0	0.50%	3.7%	12/31/2020	2.58	0	0	0.25%	3.9%	12/31/2020	2.64	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.3%
2023	0.3%
2022	0.2%
2021	0.0%
2020	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Intermediate Term Bond Fund R6 Class - 06-4NT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$329,439	$324,579	36,337
Receivables: investments sold	144
Payables: investments purchased	-
Net assets	$329,583

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$329,583	345,000	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$329,583	345,000

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$15,992
Mortality & expense charges			(4,330)
Net investment income (loss)			11,662

Gain (loss) on investments:
Net realized gain (loss)			2,481
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(9,968)
Net gain (loss)			(7,487)

Increase (decrease) in net assets from operations			$4,175

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,662	$2,661
Net realized gain (loss)		2,481	(665)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(9,968)	19,573

Increase (decrease) in net assets from operations		4,175	21,569

Contract owner transactions:
Proceeds from units sold		24,836	379,089
Cost of units redeemed		(122,041)	(3,349)
Account charges		(410)	(104)
Increase (decrease)		(97,615)	375,636
Net increase (decrease)		(93,440)	397,205
Net assets, beginning		423,023	25,818
Net assets, ending		$329,583	$423,023

Units sold		26,135	424,884
Units redeemed		(131,328)	(3,875)
Net increase (decrease)		(105,193)	421,009
Units outstanding, beginning		450,193	29,184
Units outstanding, ending		345,000	450,193

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$462,988
Cost of units redeemed/account charges			(155,656)
Net investment income (loss)			14,965
Net realized gain (loss)			1,797
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			4,860
Net assets			$329,583

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.96	345	$330	1.25%	1.7%	12/31/2024	$0.97	0	$0	1.00%	1.9%	12/31/2024	$0.98	0	$0	0.75%	2.2%
12/31/2023	0.94	450	423	1.25%	6.2%	12/31/2023	0.95	0	0	1.00%	6.5%	12/31/2023	0.96	0	0	0.75%	6.7%
12/31/2022	0.88	29	26	1.25%	-13.5%	12/31/2022	0.89	0	0	1.00%	-13.3%	12/31/2022	0.90	0	0	0.75%	-13.1%
12/31/2021	1.02	24	25	1.25%	-0.1%	12/31/2021	1.03	0	0	1.00%	0.1%	12/31/2021	1.03	0	0	0.75%	0.4%
12/31/2020	1.02	0	0	1.25%	2.5%	12/31/2020	1.03	0	0	1.00%	2.5%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.99	0	$0	0.50%	2.4%	12/31/2024	$1.00	0	$0	0.25%	2.7%	12/31/2024	$1.01	0	$0	0.00%	3.0%
12/31/2023	0.96	0	0	0.50%	7.0%	12/31/2023	0.97	0	0	0.25%	7.3%	12/31/2023	0.98	0	0	0.00%	7.5%
12/31/2022	0.90	0	0	0.50%	-12.9%	12/31/2022	0.91	0	0	0.25%	-12.7%	12/31/2022	0.91	0	0	0.00%	-12.4%
12/31/2021	1.03	0	0	0.50%	0.6%	12/31/2021	1.04	0	0	0.25%	0.9%	12/31/2021	1.04	0	0	0.00%	1.1%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.8%	12/31/2020	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	4.2%
2023	1.6%
2022	3.2%
2021	2.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA International Fund R6 Class - 06-4NW (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.29	0	$0	1.25%	3.7%	12/31/2024	$1.30	0	$0	1.00%	4.0%	12/31/2024	$1.32	0	$0	0.75%	4.3%
12/31/2023	1.24	0	0	1.25%	16.2%	12/31/2023	1.25	0	0	1.00%	16.5%	12/31/2023	1.26	0	0	0.75%	16.8%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.08	0	0	1.00%	-16.3%	12/31/2022	1.08	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	15.1%	12/31/2021	1.28	0	0	1.00%	15.4%	12/31/2021	1.29	0	0	0.75%	15.7%
12/31/2020	1.11	0	0	1.25%	11.2%	12/31/2020	1.11	0	0	1.00%	11.3%	12/31/2020	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.33	0	$0	0.50%	4.5%	12/31/2024	$1.35	0	$0	0.25%	4.8%	12/31/2024	$1.36	0	$0	0.00%	5.1%
12/31/2023	1.27	0	0	0.50%	17.1%	12/31/2023	1.28	0	0	0.25%	17.4%	12/31/2023	1.30	0	0	0.00%	17.7%
12/31/2022	1.09	0	0	0.50%	-15.9%	12/31/2022	1.09	0	0	0.25%	-15.6%	12/31/2022	1.10	0	0	0.00%	-15.4%
12/31/2021	1.29	0	0	0.50%	16.0%	12/31/2021	1.30	0	0	0.25%	16.3%	12/31/2021	1.30	0	0	0.00%	16.6%
12/31/2020	1.11	0	0	0.50%	11.5%	12/31/2020	1.12	0	0	0.25%	11.6%	12/31/2020	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Nasdaq 100 Index Fund R6 Class - 06-4NV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$515,689	$500,122	9,184
Receivables: investments sold	-
Payables: investments purchased	(40,738)
Net assets	$474,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$474,951	268,001	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.81
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.87
Total	$474,951	268,001

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,661
Mortality & expense charges			(2,839)
Net investment income (loss)			(178)

Gain (loss) on investments:
Net realized gain (loss)			40,692
Realized gain distributions			8,934
Net change in unrealized appreciation (depreciation)			(2,828)
Net gain (loss)			46,798

Increase (decrease) in net assets from operations			$46,620

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(178)	$908
Net realized gain (loss)		40,692	143
Realized gain distributions		8,934	3,730
Net change in unrealized appreciation (depreciation)		(2,828)	18,395

Increase (decrease) in net assets from operations		46,620	23,176

Contract owner transactions:
Proceeds from units sold		456,160	170,583
Cost of units redeemed		(216,696)	(4,666)
Account charges		(220)	(6)
Increase (decrease)		239,244	165,911
Net increase (decrease)		285,864	189,087
Net assets, beginning		189,087	-
Net assets, ending		$474,951	$189,087

Units sold		264,166	135,854
Units redeemed		(128,509)	(3,510)
Net increase (decrease)		135,657	132,344
Units outstanding, beginning		132,344	-
Units outstanding, ending		268,001	132,344

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$626,743
Cost of units redeemed/account charges			(221,588)
Net investment income (loss)			730
Net realized gain (loss)			40,835
Realized gain distributions			12,664
Net change in unrealized appreciation (depreciation)			15,567
Net assets			$474,951

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.77	268	$475	1.25%	24.0%	12/31/2024	$1.79	0	$0	1.00%	24.4%	12/31/2024	$1.81	0	$0	0.75%	24.7%
12/31/2023	1.43	132	189	1.25%	52.7%	12/31/2023	1.44	0	0	1.00%	53.1%	12/31/2023	1.45	0	0	0.75%	53.5%
12/31/2022	0.94	0	0	1.25%	-33.5%	12/31/2022	0.94	0	0	1.00%	-33.3%	12/31/2022	0.95	0	0	0.75%	-33.1%
12/31/2021	1.41	0	0	1.25%	25.6%	12/31/2021	1.41	0	0	1.00%	25.9%	12/31/2021	1.42	0	0	0.75%	26.2%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.83	0	$0	0.50%	25.0%	12/31/2024	$1.85	0	$0	0.25%	25.3%	12/31/2024	$1.87	0	$0	0.00%	25.6%
12/31/2023	1.47	0	0	0.50%	53.9%	12/31/2023	1.48	0	0	0.25%	54.2%	12/31/2023	1.49	0	0	0.00%	54.6%
12/31/2022	0.95	0	0	0.50%	-33.0%	12/31/2022	0.96	0	0	0.25%	-32.8%	12/31/2022	0.96	0	0	0.00%	-32.6%
12/31/2021	1.42	0	0	0.50%	26.5%	12/31/2021	1.43	0	0	0.25%	26.8%	12/31/2021	1.43	0	0	0.00%	27.1%
12/31/2020	1.12	0	0	0.50%	12.3%	12/31/2020	1.12	0	0	0.25%	12.4%	12/31/2020	1.12	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.8%
2023	1.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund A Class - 06-581

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,546,894	$3,394,366	77,312
Receivables: investments sold	4,064
Payables: investments purchased	-
Net assets	$3,550,958

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,483,894	939,904	$3.71
Band 100	-	-	3.83
Band 75	-	-	3.95
Band 50	-	-	4.07
Band 25	-	-	4.20
Band 0	67,064	15,456	4.34
Total	$3,550,958	955,360

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$34,696
Mortality & expense charges			(44,341)
Net investment income (loss)			(9,645)

Gain (loss) on investments:
Net realized gain (loss)			79,440
Realized gain distributions			328,968
Net change in unrealized appreciation (depreciation)			(108,128)
Net gain (loss)			300,280

Increase (decrease) in net assets from operations			$290,635

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,645)	$(3,748)
Net realized gain (loss)		79,440	80,673
Realized gain distributions		328,968	154,798
Net change in unrealized appreciation (depreciation)		(108,128)	61,388

Increase (decrease) in net assets from operations		290,635	293,111

Contract owner transactions:
Proceeds from units sold		480,102	528,089
Cost of units redeemed		(615,668)	(980,031)
Account charges		(1,836)	(1,252)
Increase (decrease)		(137,402)	(453,194)
Net increase (decrease)		153,233	(160,083)
Net assets, beginning		3,397,725	3,557,808
Net assets, ending		$3,550,958	$3,397,725

Units sold		132,317	165,079
Units redeemed		(169,418)	(301,846)
Net increase (decrease)		(37,101)	(136,767)
Units outstanding, beginning		992,461	1,129,228
Units outstanding, ending		955,360	992,461

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$14,257,665
Cost of units redeemed/account charges			(15,107,737)
Net investment income (loss)			(89,376)
Net realized gain (loss)			2,023,018
Realized gain distributions			2,314,860
Net change in unrealized appreciation (depreciation)			152,528
Net assets			$3,550,958

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.71	940	$3,484	1.25%	8.5%	12/31/2024	$3.83	0	$0	1.00%	8.8%	12/31/2024	$3.95	0	$0	0.75%	9.0%
12/31/2023	3.42	979	3,345	1.25%	8.6%	12/31/2023	3.52	0	0	1.00%	8.9%	12/31/2023	3.62	0	0	0.75%	9.1%
12/31/2022	3.15	1,118	3,518	1.25%	-4.0%	12/31/2022	3.23	0	0	1.00%	-3.8%	12/31/2022	3.32	0	0	0.75%	-3.5%
12/31/2021	3.28	1,250	4,099	1.25%	29.8%	12/31/2021	3.36	0	0	1.00%	30.2%	12/31/2021	3.44	0	0	0.75%	30.5%
12/31/2020	2.52	2,265	5,718	1.25%	6.5%	12/31/2020	2.58	0	0	1.00%	6.7%	12/31/2020	2.64	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$4.07	0	$0	0.50%	9.3%	12/31/2024	$4.20	0	$0	0.25%	9.6%	12/31/2024	$4.34	15	$67	0.00%	9.9%
12/31/2023	3.73	0	0	0.50%	9.4%	12/31/2023	3.84	0	0	0.25%	9.7%	12/31/2023	3.95	13	53	0.00%	9.9%
12/31/2022	3.41	0	0	0.50%	-3.3%	12/31/2022	3.50	0	0	0.25%	-3.1%	12/31/2022	3.59	11	40	0.00%	-2.8%
12/31/2021	3.52	0	0	0.50%	30.8%	12/31/2021	3.61	0	0	0.25%	31.2%	12/31/2021	3.70	9	33	0.00%	31.5%
12/31/2020	2.69	0	0	0.50%	7.3%	12/31/2020	2.75	0	0	0.25%	7.5%	12/31/2020	2.81	6	17	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.0%
2023	1.1%
2022	1.2%
2021	1.5%
2020	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund A Class - 06-582

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$882,725	$911,574	19,026
Receivables: investments sold	659
Payables: investments purchased	-
Net assets	$883,384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$883,384	282,565	$3.13
Band 100	-	-	3.23
Band 75	-	-	3.33
Band 50	-	-	3.44
Band 25	-	-	3.55
Band 0	-	-	3.66
Total	$883,384	282,565

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$4,539
Mortality & expense charges			(10,616)
Net investment income (loss)			(6,077)

Gain (loss) on investments:
Net realized gain (loss)			(34)
Realized gain distributions			64,879
Net change in unrealized appreciation (depreciation)			(26,185)
Net gain (loss)			38,660

Increase (decrease) in net assets from operations			$32,583

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,077)	$(6,093)
Net realized gain (loss)		(34)	(455)
Realized gain distributions		64,879	46,004
Net change in unrealized appreciation (depreciation)		(26,185)	32,970

Increase (decrease) in net assets from operations		32,583	72,426

Contract owner transactions:
Proceeds from units sold		41,553	49,373
Cost of units redeemed		(11,767)	(16,508)
Account charges		(36)	(34)
Increase (decrease)		29,750	32,831
Net increase (decrease)		62,333	105,257
Net assets, beginning		821,051	715,794
Net assets, ending		$883,384	$821,051

Units sold		13,614	17,869
Units redeemed		(3,961)	(5,904)
Net increase (decrease)		9,653	11,965
Units outstanding, beginning		272,912	260,947
Units outstanding, ending		282,565	272,912

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$13,365,852
Cost of units redeemed/account charges			(14,805,540)
Net investment income (loss)			(240,831)
Net realized gain (loss)			915,075
Realized gain distributions			1,677,677
Net change in unrealized appreciation (depreciation)			(28,849)
Net assets			$883,384

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.13	283	$883	1.25%	3.9%	12/31/2024	$3.23	0	$0	1.00%	4.2%	12/31/2024	$3.33	0	$0	0.75%	4.4%
12/31/2023	3.01	273	821	1.25%	9.7%	12/31/2023	3.10	0	0	1.00%	9.9%	12/31/2023	3.19	0	0	0.75%	10.2%
12/31/2022	2.74	261	716	1.25%	-8.1%	12/31/2022	2.82	0	0	1.00%	-7.8%	12/31/2022	2.89	0	0	0.75%	-7.6%
12/31/2021	2.98	339	1,012	1.25%	23.6%	12/31/2021	3.06	0	0	1.00%	23.9%	12/31/2021	3.13	0	0	0.75%	24.2%
12/31/2020	2.41	376	909	1.25%	3.1%	12/31/2020	2.47	0	0	1.00%	3.3%	12/31/2020	2.52	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$3.44	0	$0	0.50%	4.7%	12/31/2024	$3.55	0	$0	0.25%	5.0%	12/31/2024	$3.66	0	$0	0.00%	5.2%
12/31/2023	3.28	0	0	0.50%	10.5%	12/31/2023	3.38	0	0	0.25%	10.8%	12/31/2023	3.48	0	0	0.00%	11.1%
12/31/2022	2.97	0	0	0.50%	-7.4%	12/31/2022	3.05	0	0	0.25%	-7.1%	12/31/2022	3.13	0	0	0.00%	-6.9%
12/31/2021	3.21	0	0	0.50%	24.5%	12/31/2021	3.28	0	0	0.25%	24.8%	12/31/2021	3.36	0	0	0.00%	25.1%
12/31/2020	2.58	0	0	0.50%	3.9%	12/31/2020	2.63	0	0	0.25%	4.1%	12/31/2020	2.69	0	0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.5%
2023	0.4%
2022	0.2%
2021	0.1%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Global R6 Class - 06-6WF (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.13	0	$0	1.25%	13.1%	12/31/2024	$1.13	0	$0	1.00%	13.3%	12/31/2024	$1.14	0	$0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.14	0	$0	0.50%	13.8%	12/31/2024	$1.14	0	$0	0.25%	14.0%	12/31/2024	$1.14	0	$0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.46	0	$0	1.25%	9.9%	12/31/2024	$1.48	0	$0	1.00%	10.2%	12/31/2024	$1.49	0	$0	0.75%	10.4%
12/31/2023	1.33	0	0	1.25%	10.1%	12/31/2023	1.34	0	0	1.00%	10.4%	12/31/2023	1.35	0	0	0.75%	10.7%
12/31/2022	1.21	0	0	1.25%	-26.8%	12/31/2022	1.22	0	0	1.00%	-26.7%	12/31/2022	1.22	0	0	0.75%	-26.5%
12/31/2021	1.65	0	0	1.25%	45.8%	12/31/2021	1.66	0	0	1.00%	46.1%	12/31/2021	1.66	0	0	0.75%	46.5%
12/31/2020	1.13	0	0	1.25%	13.3%	12/31/2020	1.13	0	0	1.00%	13.4%	12/31/2020	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.51	0	$0	0.50%	10.7%	12/31/2024	$1.52	0	$0	0.25%	11.0%	12/31/2024	$1.54	0	$0	0.00%	11.3%
12/31/2023	1.36	0	0	0.50%	11.0%	12/31/2023	1.37	0	0	0.25%	11.2%	12/31/2023	1.38	0	0	0.00%	11.5%
12/31/2022	1.23	0	0	0.50%	-26.3%	12/31/2022	1.24	0	0	0.25%	-26.1%	12/31/2022	1.24	0	0	0.00%	-25.9%
12/31/2021	1.67	0	0	0.50%	46.9%	12/31/2021	1.67	0	0	0.25%	47.2%	12/31/2021	1.68	0	0	0.00%	47.6%
12/31/2020	1.13	0	0	0.50%	13.5%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus KAR Cap Growth R6 Class - 06-64N (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.85
Band 100	-	-	0.86
Band 75	-	-	0.87
Band 50	-	-	0.87
Band 25	-	-	0.88
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.85	0	$0	1.25%	8.5%	12/31/2024	$0.86	0	$0	1.00%	8.8%	12/31/2024	$0.87	0	$0	0.75%	9.0%
12/31/2023	0.79	0	0	1.25%	19.0%	12/31/2023	0.79	0	0	1.00%	19.3%	12/31/2023	0.79	0	0	0.75%	19.6%
12/31/2022	0.66	0	0	1.25%	-31.0%	12/31/2022	0.66	0	0	1.00%	-30.9%	12/31/2022	0.66	0	0	0.75%	-30.7%
12/31/2021	0.96	0	0	1.25%	-4.2%	12/31/2021	0.96	0	0	1.00%	-4.2%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$0.87	0	$0	0.50%	9.3%	12/31/2024	$0.88	0	$0	0.25%	9.6%	12/31/2024	$0.89	0	$0	0.00%	9.9%
12/31/2023	0.80	0	0	0.50%	19.9%	12/31/2023	0.80	0	0	0.25%	20.2%	12/31/2023	0.81	0	0	0.00%	20.5%
12/31/2022	0.67	0	0	0.50%	-30.5%	12/31/2022	0.67	0	0	0.25%	-30.3%	12/31/2022	0.67	0	0	0.00%	-30.2%
12/31/2021	0.96	0	0	0.50%	-4.1%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value A Class - 06-4WJ

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,279	$188,778	16,260
Receivables: investments sold	-
Payables: investments purchased	(981)
Net assets	$168,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,298	145,059	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$168,298	145,059

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,249
Mortality & expense charges			(2,118)
Net investment income (loss)			131

Gain (loss) on investments:
Net realized gain (loss)			(5,240)
Realized gain distributions			3,015
Net change in unrealized appreciation (depreciation)			8,130
Net gain (loss)			5,905

Increase (decrease) in net assets from operations			$6,036

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131	$3,820
Net realized gain (loss)		(5,240)	(9,808)
Realized gain distributions		3,015	16,336
Net change in unrealized appreciation (depreciation)		8,130	16,858

Increase (decrease) in net assets from operations		6,036	27,206

Contract owner transactions:
Proceeds from units sold		14,301	11,514
Cost of units redeemed		(27,187)	(39,581)
Account charges		-	-
Increase (decrease)		(12,886)	(28,067)
Net increase (decrease)		(6,850)	(861)
Net assets, beginning		175,148	176,009
Net assets, ending		$168,298	$175,148

Units sold		12,600	11,454
Units redeemed		(23,979)	(39,997)
Net increase (decrease)		(11,379)	(28,543)
Units outstanding, beginning		156,438	184,981
Units outstanding, ending		145,059	156,438

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$243,145
Cost of units redeemed/account charges			(97,745)
Net investment income (loss)			4,947
Net realized gain (loss)			(17,280)
Realized gain distributions			54,730
Net change in unrealized appreciation (depreciation)			(19,499)
Net assets			$168,298

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.16	145	$168	1.25%	3.6%	12/31/2024	$1.17	0	$0	1.00%	3.9%	12/31/2024	$1.18	0	$0	0.75%	4.1%
12/31/2023	1.12	156	175	1.25%	17.7%	12/31/2023	1.13	0	0	1.00%	18.0%	12/31/2023	1.13	0	0	0.75%	18.3%
12/31/2022	0.95	185	176	1.25%	-14.8%	12/31/2022	0.96	0	0	1.00%	-14.6%	12/31/2022	0.96	0	0	0.75%	-14.3%
12/31/2021	1.12	186	208	1.25%	11.6%	12/31/2021	1.12	1	2	1.00%	11.8%	12/31/2021	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.19	0	$0	0.50%	4.4%	12/31/2024	$1.20	0	$0	0.25%	4.7%	12/31/2024	$1.21	0	$0	0.00%	4.9%
12/31/2023	1.14	0	0	0.50%	18.5%	12/31/2023	1.15	0	0	0.25%	18.8%	12/31/2023	1.16	0	0	0.00%	19.1%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.97	0	0	0.00%	-13.7%
12/31/2021	1.12	0	0	0.50%	12.2%	12/31/2021	1.12	0	0	0.25%	12.4%	12/31/2021	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	3.3%
2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value A Class - 06-4WK

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,076	$145,746	5,346
Receivables: investments sold	-
Payables: investments purchased	(219)
Net assets	$135,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,697	75,418	$1.08
Band 100	54,160	49,543	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$135,857	124,961

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$2,430
Mortality & expense charges			(2,391)
Net investment income (loss)			39

Gain (loss) on investments:
Net realized gain (loss)			(15,277)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,301
Net gain (loss)			3,024

Increase (decrease) in net assets from operations			$3,063

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39	$1,930
Net realized gain (loss)		(15,277)	(25,966)
Realized gain distributions		-	13,361
Net change in unrealized appreciation (depreciation)		18,301	48,063

Increase (decrease) in net assets from operations		3,063	37,388

Contract owner transactions:
Proceeds from units sold		10,001	83,456
Cost of units redeemed		(129,121)	(58,131)
Account charges		(45)	(121)
Increase (decrease)		(119,165)	25,204
Net increase (decrease)		(116,102)	62,592
Net assets, beginning		251,959	189,367
Net assets, ending		$135,857	$251,959

Units sold		9,680	92,431
Units redeemed		(122,227)	(59,917)
Net increase (decrease)		(112,547)	32,514
Units outstanding, beginning		237,508	204,994
Units outstanding, ending		124,961	237,508

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$448,738
Cost of units redeemed/account charges			(340,099)
Net investment income (loss)			1,704
Net realized gain (loss)			(44,261)
Realized gain distributions			79,445
Net change in unrealized appreciation (depreciation)			(9,670)
Net assets			$135,857

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	75	$82	1.25%	2.3%	12/31/2024	$1.09	50	$54	1.00%	2.5%	12/31/2024	$1.10	0	$0	0.75%	2.8%
12/31/2023	1.06	178	188	1.25%	14.8%	12/31/2023	1.07	60	63	1.00%	15.1%	12/31/2023	1.07	0	0	0.75%	15.4%
12/31/2022	0.92	139	129	1.25%	-14.1%	12/31/2022	0.93	66	61	1.00%	-13.9%	12/31/2022	0.93	0	0	0.75%	-13.7%
12/31/2021	1.07	152	163	1.25%	7.4%	12/31/2021	1.08	89	95	1.00%	7.6%	12/31/2021	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	3.1%	12/31/2024	$1.12	0	$0	0.25%	3.3%	12/31/2024	$1.13	0	$0	0.00%	3.6%
12/31/2023	1.08	0	0	0.50%	15.7%	12/31/2023	1.09	0	0	0.25%	16.0%	12/31/2023	1.09	0	0	0.00%	16.2%
12/31/2022	0.93	0	0	0.50%	-13.5%	12/31/2022	0.94	0	0	0.25%	-13.3%	12/31/2022	0.94	0	0	0.00%	-13.1%
12/31/2021	1.08	0	0	0.50%	8.0%	12/31/2021	1.08	0	0	0.25%	8.1%	12/31/2021	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.3%
2023	1.9%
2022	1.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value A Class - 06-4WM

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,008,266	$1,186,273	84,214
Receivables: investments sold	-
Payables: investments purchased	(222)
Net assets	$1,008,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$892,400	828,860	$1.08
Band 100	81,861	75,340	1.09
Band 75	-	-	1.10
Band 50	33,783	30,529	1.11
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,008,044	934,729

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$12,736
Mortality & expense charges			(14,005)
Net investment income (loss)			(1,269)

Gain (loss) on investments:
Net realized gain (loss)			(60,845)
Realized gain distributions			31,577
Net change in unrealized appreciation (depreciation)			81,730
Net gain (loss)			52,462

Increase (decrease) in net assets from operations			$51,193

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,269)	$11,975
Net realized gain (loss)		(60,845)	(112,301)
Realized gain distributions		31,577	100,891
Net change in unrealized appreciation (depreciation)		81,730	223,192

Increase (decrease) in net assets from operations		51,193	223,757

Contract owner transactions:
Proceeds from units sold		38,030	46,132
Cost of units redeemed		(303,368)	(273,921)
Account charges		(264)	(531)
Increase (decrease)		(265,602)	(228,320)
Net increase (decrease)		(214,409)	(4,563)
Net assets, beginning		1,222,453	1,227,016
Net assets, ending		$1,008,044	$1,222,453

Units sold		39,221	50,809
Units redeemed		(287,892)	(310,978)
Net increase (decrease)		(248,671)	(260,169)
Units outstanding, beginning		1,183,400	1,443,569
Units outstanding, ending		934,729	1,183,400

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$2,424,177
Cost of units redeemed/account charges			(1,429,107)
Net investment income (loss)			10,877
Net realized gain (loss)			(269,639)
Realized gain distributions			449,743
Net change in unrealized appreciation (depreciation)			(178,007)
Net assets			$1,008,044

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.08	829	$892	1.25%	4.3%	12/31/2024	$1.09	75	$82	1.00%	4.6%	12/31/2024	$1.10	0	$0	0.75%	4.9%
12/31/2023	1.03	1,075	1,109	1.25%	21.5%	12/31/2023	1.04	76	79	1.00%	21.8%	12/31/2023	1.05	0	0	0.75%	22.1%
12/31/2022	0.85	1,334	1,133	1.25%	-17.3%	12/31/2022	0.85	77	66	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.8%
12/31/2021	1.03	1,779	1,827	1.25%	2.7%	12/31/2021	1.03	82	85	1.00%	2.8%	12/31/2021	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	31	$34	0.50%	5.1%	12/31/2024	$1.12	0	$0	0.25%	5.4%	12/31/2024	$1.13	0	$0	0.00%	5.6%
12/31/2023	1.05	33	34	0.50%	22.4%	12/31/2023	1.06	0	0	0.25%	22.7%	12/31/2023	1.07	0	0	0.00%	23.0%
12/31/2022	0.86	33	28	0.50%	-16.6%	12/31/2022	0.86	0	0	0.25%	-16.4%	12/31/2022	0.87	0	0	0.00%	-16.2%
12/31/2021	1.03	33	34	0.50%	3.2%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	1.1%
2023	2.1%
2022	0.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Kar Mid-Cap Core R6 Class - 06-6XV (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.02	0	$0	1.25%	2.4%	12/31/2024	$1.03	0	$0	1.00%	2.6%	12/31/2024	$1.03	0	$0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.03	0	$0	0.50%	2.8%	12/31/2024	$1.03	0	$0	0.25%	3.0%	12/31/2024	$1.03	0	$0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value Inst Class - 06-6WR

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,188	$5,032	494
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$5,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,187	4,925	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$5,187	4,925

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$151
Mortality & expense charges			(102)
Net investment income (loss)			49

Gain (loss) on investments:
Net realized gain (loss)			1,043
Realized gain distributions			90
Net change in unrealized appreciation (depreciation)			156
Net gain (loss)			1,289

Increase (decrease) in net assets from operations			$1,338

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49	$-
Net realized gain (loss)		1,043	-
Realized gain distributions		90	-
Net change in unrealized appreciation (depreciation)		156	-

Increase (decrease) in net assets from operations		1,338	-

Contract owner transactions:
Proceeds from units sold		25,575	-
Cost of units redeemed		(21,682)	-
Account charges		(44)	-
Increase (decrease)		3,849	-
Net increase (decrease)		5,187	-
Net assets, beginning		-	-
Net assets, ending		$5,187	$-

Units sold		25,649	-
Units redeemed		(20,724)	-
Net increase (decrease)		4,925	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,925	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$25,575
Cost of units redeemed/account charges			(21,726)
Net investment income (loss)			49
Net realized gain (loss)			1,043
Realized gain distributions			90
Net change in unrealized appreciation (depreciation)			156
Net assets			$5,187

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	5	$5	1.25%	5.3%	12/31/2024	$1.06	0	$0	1.00%	5.5%	12/31/2024	$1.06	0	$0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	5.9%	12/31/2024	$1.06	0	$0	0.25%	6.0%	12/31/2024	$1.06	0	$0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	5.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid Cap Value Inst Class - 06-6WT

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$361,116	$352,065	12,858
Receivables: investments sold	6,758
Payables: investments purchased	-
Net assets	$367,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,874	348,650	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$367,874	348,650

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$6,363
Mortality & expense charges			(3,131)
Net investment income (loss)			3,232

Gain (loss) on investments:
Net realized gain (loss)			(678)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,051
Net gain (loss)			8,373

Increase (decrease) in net assets from operations			$11,605

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,232	$-
Net realized gain (loss)		(678)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,051	-

Increase (decrease) in net assets from operations		11,605	-

Contract owner transactions:
Proceeds from units sold		444,222	-
Cost of units redeemed		(87,711)	-
Account charges		(242)	-
Increase (decrease)		356,269	-
Net increase (decrease)		367,874	-
Net assets, beginning		-	-
Net assets, ending		$367,874	$-

Units sold		436,095	-
Units redeemed		(87,445)	-
Net increase (decrease)		348,650	-
Units outstanding, beginning		-	-
Units outstanding, ending		348,650	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$444,222
Cost of units redeemed/account charges			(87,953)
Net investment income (loss)			3,232
Net realized gain (loss)			(678)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,051
Net assets			$367,874

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	349	$368	1.25%	5.5%	12/31/2024	$1.06	0	$0	1.00%	5.7%	12/31/2024	$1.06	0	$0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	6.1%	12/31/2024	$1.06	0	$0	0.25%	6.2%	12/31/2024	$1.06	0	$0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small Cap Val Inst Class - 06-6WV

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$864,488	$807,003	55,642
Receivables: investments sold	2,981
Payables: investments purchased	-
Net assets	$867,469

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$867,469	782,962	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$867,469	782,962

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$10,024
Mortality & expense charges			(7,258)
Net investment income (loss)			2,766

Gain (loss) on investments:
Net realized gain (loss)			9,977
Realized gain distributions			20,900
Net change in unrealized appreciation (depreciation)			57,485
Net gain (loss)			88,362

Increase (decrease) in net assets from operations			$91,128

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,766	$-
Net realized gain (loss)		9,977	-
Realized gain distributions		20,900	-
Net change in unrealized appreciation (depreciation)		57,485	-

Increase (decrease) in net assets from operations		91,128	-

Contract owner transactions:
Proceeds from units sold		920,218	-
Cost of units redeemed		(143,540)	-
Account charges		(337)	-
Increase (decrease)		776,341	-
Net increase (decrease)		867,469	-
Net assets, beginning		-	-
Net assets, ending		$867,469	$-

Units sold		923,916	-
Units redeemed		(140,954)	-
Net increase (decrease)		782,962	-
Units outstanding, beginning		-	-
Units outstanding, ending		782,962	-

* Date of Fund Inception into Variable Account: 4 /25 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$920,218
Cost of units redeemed/account charges			(143,877)
Net investment income (loss)			2,766
Net realized gain (loss)			9,977
Realized gain distributions			20,900
Net change in unrealized appreciation (depreciation)			57,485
Net assets			$867,469

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	783	$867	1.25%	10.8%	12/31/2024	$1.11	0	$0	1.00%	11.0%	12/31/2024	$1.11	0	$0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.11	0	$0	0.50%	11.4%	12/31/2024	$1.12	0	$0	0.25%	11.6%	12/31/2024	$1.12	0	$0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix High Yield A Class - 06-6WC

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$729	$728	94
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$729	695	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$729	695

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$170
Mortality & expense charges			(30)
Net investment income (loss)			140

Gain (loss) on investments:
Net realized gain (loss)			(309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			(308)

Increase (decrease) in net assets from operations			$(168)

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$140	$-
Net realized gain (loss)		(309)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		(168)	-

Contract owner transactions:
Proceeds from units sold		23,577	-
Cost of units redeemed		(22,680)	-
Account charges		-	-
Increase (decrease)		897	-
Net increase (decrease)		729	-
Net assets, beginning		-	-
Net assets, ending		$729	$-

Units sold		23,441	-
Units redeemed		(22,746)	-
Net increase (decrease)		695	-
Units outstanding, beginning		-	-
Units outstanding, ending		695	-

* Date of Fund Inception into Variable Account: 2 /22 /2024
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$23,577
Cost of units redeemed/account charges			(22,680)
Net investment income (loss)			140
Net realized gain (loss)			(309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$729

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.05	1	$1	1.25%	4.9%	12/31/2024	$1.05	0	$0	1.00%	5.1%	12/31/2024	$1.05	0	$0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.06	0	$0	0.50%	5.6%	12/31/2024	$1.06	0	$0	0.25%	5.8%	12/31/2024	$1.06	0	$0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	46.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (Unaudited)

Statement of Net Assets
December 31, 2024

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$-	-

Statement of Operations
For the period ended December 31, 2024

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2024 *	Period ended December 31, 2023 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2024

Proceeds from units sold			$168,916
Cost of units redeemed/account charges			(166,196)
Net investment income (loss)			(1,834)
Net realized gain (loss)			(11,777)
Realized gain distributions			10,891
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.54	0	$0	1.25%	10.1%	12/31/2024	$1.56	0	$0	1.00%	10.4%	12/31/2024	$1.58	0	$0	0.75%	10.7%
12/31/2023	1.40	0	0	1.25%	16.5%	12/31/2023	1.41	0	0	1.00%	16.8%	12/31/2023	1.43	0	0	0.75%	17.1%
12/31/2022	1.20	0	0	1.25%	-23.9%	12/31/2022	1.21	0	0	1.00%	-23.7%	12/31/2022	1.22	0	0	0.75%	-23.5%
12/31/2021	1.57	0	0	1.25%	7.2%	12/31/2021	1.59	0	0	1.00%	7.5%	12/31/2021	1.60	0	0	0.75%	7.7%
12/31/2020	1.47	0	0	1.25%	30.7%	12/31/2020	1.48	0	0	1.00%	31.0%	12/31/2020	1.48	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2024	$1.61	0	$0	0.50%	11.0%	12/31/2024	$1.63	0	$0	0.25%	11.2%	12/31/2024	$1.65	0	$0	0.00%	11.5%
12/31/2023	1.45	0	0	0.50%	17.3%	12/31/2023	1.47	0	0	0.25%	17.6%	12/31/2023	1.48	0	0	0.00%	17.9%
12/31/2022	1.23	0	0	0.50%	-23.3%	12/31/2022	1.25	0	0	0.25%	-23.1%	12/31/2022	1.26	0	0	0.00%	-22.9%
12/31/2021	1.61	0	0	0.50%	8.0%	12/31/2021	1.62	0	0	0.25%	8.3%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.49	0	0	0.50%	31.7%	12/31/2020	1.50	0	0	0.25%	32.0%	12/31/2020	1.50	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2024	0.0%
2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	DWS	North Square
Alger	Federated	Northern Trust
American Beacon	Fidelity	Nuveen
American Century	First Eagle	Oakmark
American Funds	Franklin Templeton	Parnassus
AMG	Frost	Pax World
AQR	Goldman Sachs	Payden
Ariel	Guggenheim	Pimco
Auxier	GuideStone	Pioneer
Ave Maria	Harbor	Principal
Baird	Hartford	Prudential
Baron Capital	Invesco	Putnam Investments
BlackRock	Ivy Funds	Russell
Blackstone	Janus	Saturna
Boston Trust	John Hancock	Smead Funds
BNY Mellon	JP Morgan	State Street
Calamos	Knights of Columbus	T. Rowe Price
Calvert	Lazard	Thornburg
Carillon	Lincoln Financial	TIAA-CREF
Catholic Responsible Investments	Lord Abbett	Timothy Plan
Cohen & Steers	Mainstay	Touchstone
Columbia	Manning & Napier	Vanguard
CRM	Mass Mutual	Victory
Crossmark	Metropolitan West	Virtus
Delaware	MFS	Voya
Deutsche	Monteagle	Wells Fargo
DFA	Nationwide	William Blair
Diamond Hill	Natixis
Dodge & Cox	Needham
Driehaus	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Effective for year end reporting, the variable product adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). This adoption of the new standard did not affect the variable product's financial position or its results of operations. The standard aims to enhance segment disclosures for improved investment understanding.

The Variable Account operations constitute a single operating segment, and therefore the single reportable segment of the Variable Account. The Chief Financial Officer of the Company is the chief operating decision maker ("CODM"). The CODM manages the business activities of the Variable Account and utilizes the net increase (decrease) in net assets from operations presented in the Statement of Operations to allocate resources and assess performance of the Variable Account. The measurement of segment assets is reported as "Net Assets" on the Statement of Net Assets. The segment's significant expenses, as described in Note 3, are charges for mortality and expense risk and/or account charges which are reported separately on the Statement of Operations and/or Statement of Changes in Net Assets.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2024. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2024.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

For the year ending December 31, 2024, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2024, and the financial highlights for 2024 have not been audited.

Subaccount
American Beacon Large Cap Value Fund Institutional Class - 06-46F
AMG GW&K Small Mid Cap N Class - 06-4TH
AQR Large Cap Multi-Style Fund N Class - 06-CCC
Delaware Ivy Asset Strategy Fund R Class - 06-007
Fidelity Advisor Diversified Stock Fund M Class - 06-045
Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG
iShares MSCI Total Intl Idx K Class - 06-46N
Lord Abbett High Yield Fund A Class - 06-057
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW
T Rowe Price Capital Appr I Class - 06-4GM
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809

For the year ending December 31, 2023, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2023, and the financial highlights for 2023, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
Alger Focus Equity Y Inst Class - 06-6RH
American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN
American Beacon ST Mid-Cap Retirement Class - 06-69V
AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4
BlackRock Global Dividend Portfolio K Class - 06-CVH
ClearBridge Aggressive Growth Fund R Class - 06-716
ClearBridge Mid Cap Inst Class - 06-6TR
Columbia Acorn International Fund Institutional Class - 06-692
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX
Columbia Smcap Growth Inst Class - 06-6RP
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY
Dodge & Cox Income X Other Class - 06-6RK
Driehaus Emg Mkts Instl Class - 06-6J4
DWS Enhanced Commodity Strategy Fund A Class - 06-916
DWS RREEF Real Assets R6 Retirement Class - 06-6M6
Fed Herm Govt Obl Prem Other Class - 06-6MK
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW
Fidelity Advisor Real Estate Fund A Class - 06-392
Fidelity Freedom Idx Inc Prem Other Class - 06-67W
Fidelity Inv MM Fds Gov Instl Class - 06-6PP
First Eagle Gold R6 R- 06-6NG
Frost Total Return Bond Fund Institutional Class - 06-GKX
Invesco Floating Rate ESG A Class - 06-071
Invesco SmCap Value R6 Retirement Class - 06-6PR
Invesco Val Opp R6 Other Class - 06-6KP
iShares Total U.S. Stock Market Index Fund K Class - 06-3XR
Janus Henderson Overseas N Class - 06-6CC
JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC
JPMorgan SmartRetire Income R6 Class - 06-47H
Lord Abbett Developing Growth Fund A Class - 06-732
PGIM Jennison Growth R6 Class - 06-4Y6
PIMCO CommodPlus Strat Institutional Class - 06-6NP
PIMCO Low Duration Instl Inst Class - 06-4R7
PIMCO RealPath Blend 2065 Inst Class - 06-6RV
Pioneer K Retirement Class - 06-6FH
Principal SmallCap Value II R6 Ret Class - 06-6M7
Putnam Core Equity R6 Retirement Class - 06-6RM
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP
Putnam Small Cap Growth R6 Retirement Class - 06-6N4
T Rowe Price Glbl Multi Sector Bd I Class - 06-64T
Thornburg Investment Income Builder Fund R6 Class - 06-39W
Touchstone Mid Cap Growth R6 Class - 06-4Y4

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Subaccount
Touchstone Mid Cap R6 Retirement Class - 06-6PW
TRowePrice Intg US Smcp Gr Inst Class - 06-6RT
TRowePrice Ret 2005 Inst Class - 06-6RX
TRowePrice Ret 2010 Inst Class - 06-6RY
TRowePrice Ret 2015 Inst Class - 06-6T3
TRowePrice Ret 2020 Inst Class - 06-6T4
TRowePrice Ret 2025 Inst Class - 06-6T6
TRowePrice Ret 2030 Inst Class - 06-6T7
TRowePrice Ret 2035 Inst Class - 06-6T9
TRowePrice Ret 2040 Inst Class - 06-6TC
TRowePrice Ret 2045 Inst Class - 06-6TF
TRowePrice Ret 2050 Inst Class - 06-6TG
TRowePrice Ret 2055 Inst Class - 06-6TH
TRowePrice Ret 2060 Inst Class - 06-6TJ
TRowePrice Ret 2065 Inst Class - 06-6TK
TRowePrice Ret Balanced Inst Class - 06-6TM
Vanguard Commodity Strat Adm Inst Class - 06-4XX
Voya Small Cap Growth R Class - 06-6KN
Voya Small Cap Growth R6 Class - 06-6JT

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	Unadjusted quoted prices in active markets for identical assets.

Level 2 -	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2024, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,050,986,335	$-	$-	$7,050,986,335

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2024, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred.  Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2024 and 2023, were $8,380,185 and $7,217,426, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal.  However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase.  The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%.  The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract.  The charges incurred during the years ended December 31, 2024 and 2023, were $12,078 and $18,302, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL.  The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2024 and 2023, were  $83,427,883 and $69,969,539 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2024, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

Fund Name	Purchases	Sales
AB Discovery Growth Fund Z Class - 06-GKC	$407,708	$309,231
AB Discovery Value Fund Z Class - 06-GKF	229,422	173,789
AB Global Bond Fund Z Class - 06-3GC	35,412	16,821
AB High Income Fund Advisor Class - 06-005	9,267	4,475
AB Large Cap Growth Fund Advisor Class - 06-3YR	375,865	1,896,842
AB Large Cap Growth Fund Z Class - 06-3FY	17,125,635	23,734,004
AB Small Cap Growth Fund R Class - 06-146	156,118	1,819,888
AB Small Cap Growth Portfolio Z Class - 06-GKG	3,959,351	3,384,306
Alger Balanced Portfolio I-2 Class - 06-505	131,579	76,012
Alger Capital Appreciation Fund Z Class - 06-CPH	78,265	49,840
Alger Capital Appreciation Institutional Fund I Class - 06-194	154,346	527,622
Alger Capital Appreciation Institutional Fund R Class - 06-196	584,529	2,037,079
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	7,593,778	5,773,812
Alger Capital Appreciation Portfolio I-2 Class - 06-510	678,145	2,366,361
Alger Focus Equity Y Inst Class - 06-6RH	638,740	24,493
Alger Large Cap Growth Portfolio I-2 Class - 06-500	1,002,975	4,711,369
Alger Small Cap Focus Fund Y Class - 06-3GY	27,518	46,574
Alger Small Cap Focus Fund Z Class - 06-3MP	17,455	174,865
Alger Small Cap Growth Institutional Fund I Class - 06-197	8,151	162,733
Alger Small Cap Growth Institutional Fund R Class - 06-198	4,492	6,131
Allspring Core Plus Bond R6 Retirement Class - 06-4YK	173,163	140,471
Allspring Spec Mid Cap Value R6 Class - 06-3J6	932,865	1,005,523
Allspring Spec Small Cap Value R6 Class - 06-3JF	1,306,635	1,206,462
Amana Developing World Instl Class - 06-74T	408	9
Amana Growth Instl Class - 06-74R	1,385	26
Amana Income Instl Class - 06-74P	1,024	17
American Beacon International Equity Fund R6 Class - 06-33Y	94,161	1,875
American Beacon Small Cap Value Fund Investor Class - 06-34F	91,524	258,609
American Beacon Small Cap Value Fund R6 Class - 06-34C	89,136	138,960
American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN	20,467,898	4,235,458
American Beacon ST Mid-Cap Retirement Class - 06-69V	1,395,216	840,851
American Century One Choice 2025 Portfolio A Class - 06-403	747,833	1,264,842
American Century One Choice 2025 Portfolio Investor Class - 06-413	963,311	2,252,162
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	4,603,612	16,087,585
American Century One Choice 2030 Portfolio A Class - 06-404	1,138,394	2,064,932
American Century One Choice 2030 Portfolio Investor Class - 06-414	1,424,025	3,412,315
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	3,603,218	13,395,715
American Century One Choice 2035 Portfolio A Class - 06-406	1,452,046	1,341,578
American Century One Choice 2035 Portfolio Investor Class - 06-416	1,301,051	3,873,229
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	4,204,393	14,769,753
American Century One Choice 2040 Portfolio A Class - 06-407	1,111,243	689,700
American Century One Choice 2040 Portfolio Investor Class - 06-417	1,222,346	3,418,610
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	4,230,057	15,451,931
American Century One Choice 2045 Portfolio A Class - 06-408	1,338,021	1,555,182
American Century One Choice 2045 Portfolio Investor Class - 06-418	1,362,374	2,895,324
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	4,625,906	12,836,479
American Century One Choice 2050 Portfolio A Class - 06-409	1,408,800	1,267,387
American Century One Choice 2050 Portfolio Investor Class - 06-419	1,557,489	2,700,012
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	4,620,514	10,847,747
American Century One Choice 2055 Portfolio A Class - 06-437	744,891	1,151,613
American Century One Choice 2055 Portfolio Investor Class - 06-436	1,305,867	2,335,624
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	3,803,659	7,055,493
American Century One Choice 2060 Portfolio A Class - 06-CKR	816,342	769,295
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	1,036,323	1,209,108
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	2,966,000	4,473,968
American Century One Choice In Retirement Portfolio A Class - 06-426	608,080	2,084,634
American Century One Choice In Retirement Portfolio Investor Class - 06-427	425,253	2,379,321
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	1,397,998	10,958,435
American Century Disc Core Value Fund Investor Class - 06-460	69,132	534,737
American Century Disciplined Growth Fund A Class - 06-697	902	86
American Century Disciplined Growth Fund Investor Class - 06-694	23,959	62,942
American Century Diversified Bond Fund A Class - 06-722	3	79,025
American Century Diversified Bond Fund Investor Class - 06-721	1,107	2,324
American Century Emerging Markets Fund A Class - 06-204	7,010	56,333
American Century Emerging Markets Fund Investor Class - 06-206	60,979	50,152

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Emerging Markets Fund R6 Class - 06-CPK	753,108	13,912,549
American Century Equity Growth Fund A Class - 06-175	191,912	524,251
American Century Equity Growth Fund Investor Class - 06-048	5,703	183,271
American Century Equity Income Fund A Class - 06-285	186,919	1,101,045
American Century Equity Income Fund Investor Class - 06-475	224,259	703,060
American Century Equity Income Fund R6 Class - 06-CPM	289,790	1,051,048
American Century Ginnie Mae A Class - 06-435	24,327	125,965
American Century Growth Fund A Class - 06-445	34,390	121,477
American Century Growth Fund R6 Class - 06-CPN	196,834	326,515
American Century Heritage Fund A Class - 06-290	134,441	283,743
American Century Heritage Fund Investor Class - 06-046	107,739	626,565
American Century Heritage Fund R6 Class - 06-CPP	454,554	457,646
American Century Inflation-Adjusted Bond Fund A Class - 06-185	129,766	276,023
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	307,459	146,725
American Century International Growth A Class - 06-325	22,970	9,276
American Century International Growth Investor Class - 06-420	203,650	940,550
American Century International Opp Fund Investor Class - 06-3VG	5,276	36,567
American Century International Opportunities Fund A Class - 06-3VH	3,582	1,951
American Century Large Company Value A Class - 06-355	8,990	45,468
American Century Mid Cap Value Fund A Class - 06-395	441,675	974,748
American Century Mid Cap Value Fund Investor Class - 06-396	423,139	1,180,806
American Century Mid Cap Value Fund R6 Class - 06-CRJ	9,767,303	14,456,124
American Century One Chc Blnd 2020 R6 Class - 06-66W	1,715	9,511
American Century One Chc Blnd 2025 R6 Class - 06-66X	70,328	16,018
American Century One Chc Blnd 2030 R6 Class - 06-66Y	28,753	5,850
American Century One Chc Blnd 2035 R6 Class - 06-67C	43,095	25,309
American Century One Chc Blnd 2040 R6 Class - 06-67F	39,533	30,120
American Century One Chc Blnd 2045 R6 Class - 06-67G	75,103	6,772
American Century One Chc Blnd 2050 R6 Class - 06-67H	35,323	8,862
American Century One Chc Blnd 2060 R6 Class - 06-67K	5,079	173
American Century One Chc Blnd 2065 R6 Class - 06-67M	7,617	155
American Century One Choice 2065 A Class - 06-63T	317,258	214,721
American Century One Choice 2065 Inv Class - 06-63N	391,849	259,150
American Century One Choice 2065 R6 Class - 06-63X	1,582,649	1,436,154
American Century Real Estate Fund A Class - 06-380	42,032	24,178
American Century Real Estate Fund Investor Class - 06-269	29,185	100,579
American Century Real Estate Fund R6 Class - 06-CRK	96,887	131,827
American Century Select A Class - 06-240	10,590	91,590
American Century Select Investor Class - 06-440	6,004	830
American Century Small Cap Growth A Class - 06-200	200,762	1,051,167
American Century Small Cap Growth R6 Class - 06-6C7	10,847,520	1,935,694
American Century Small Cap Value Fund A Class - 06-390	148,624	887,921
American Century Small Cap Value Fund Investor Class - 06-470	139,185	807,537
American Century Small Cap Value Fund R6 Class - 06-CRM	4,788,788	5,020,834
American Century Small Company A Class - 06-385	861	81
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	374,656	1,848,087
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	358,448	4,436,378
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	1,005,631	1,521,792
American Century Strategic Allocation: Conservative Fund A Class - 06-405	434,722	561,778
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	89,571	976,554
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	245,936	85,205
American Century Strategic Allocation: Moderate Fund A Class - 06-415	770,821	2,211,929
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	871,950	7,078,190
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	542,472	1,195,339
American Century Ultra Fund A Class - 06-430	634,674	578,433
American Century Ultra Fund Investor Class - 06-450	781,683	2,898,915
American Century Ultra Fund R6 Class - 06-CRT	3,368,050	4,805,669
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	474,508	726,440

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	46,156	341,352
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	3,379,333	3,724,130
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	395,025	499,404
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	69,424	46,406
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	6,037,791	1,862,110
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	846,497	2,622,146
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	339,557	850,502
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	8,815,360	13,219,410
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	1,687,093	4,765,973
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	1,974,748	3,403,457
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	27,004,034	21,949,232
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	2,208,869	4,551,096
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	2,187,841	2,793,463
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	29,082,057	17,545,597
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	2,276,931	7,157,361
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	3,084,393	1,992,725
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	35,895,264	14,631,236
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	1,700,490	7,200,231
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,529,068	1,920,212
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	33,710,053	14,696,007
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	1,842,878	4,543,626
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	2,099,537	2,137,325
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	26,769,752	13,828,114
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	1,653,184	3,230,755
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,837,685	1,755,267
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	23,989,833	12,987,897
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,681,952	4,421,414
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	1,892,518	938,160
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	19,996,796	8,124,475
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	1,221,348	3,405,643
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	2,042,889	1,084,797
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	13,840,268	4,999,808
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	808,815	1,126,425
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	626,338	232,333
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	6,006,991	1,510,770
American Funds 2070 Trgt Date Ret R3 Class - 06-6YC (Unaudited)	47	47
American Funds 2070 Trgt Date Ret R4 Class - 06-6YF	467	126
American Funds 2070 Trgt Date Ret R6 Class - 06-6Y9	54,997	4,115
American Funds AMCAP Fund R3 Class - 06-182	115,295	357,410
American Funds AMCAP Fund R4 Class - 06-207	488,029	416,486
American Funds AMCAP Fund R6 Class - 06-CTN	168,423	698,183
American Funds American Balanced Fund R3 Class - 06-447	1,762,006	7,948,452
American Funds American Balanced Fund R4 Class - 06-446	3,880,803	6,326,824
American Funds American Balanced Fund R6 Class - 06-CTP	13,342,054	17,432,873
American Funds American High Income Trust R3 Class - 06-184	534,815	496,657
American Funds American High Income Trust R4 Class - 06-208	150,273	247,042
American Funds American High-Income Trust R6 Class - 06-3MC	2,634,273	838,869
American Funds American Mutual Fund R4 Class - 06-3MK	131,387	135,545
American Funds American Mutual Fund R6 Class - 06-3M3	938,191	862,411
American Funds Capital Income Builder R4 Class - 06-3MM	304	48
American Funds Capital Income Builder R6 Class - 06-3M6	231,569	125,843
American Funds Capital World Bond Fund R6 Class - 06-GFN	228,651	450,273
American Funds Capital World Growth and Income Fund R3 Class - 06-183	569,861	1,154,130
American Funds Capital World Growth and Income Fund R4 Class - 06-211	1,364,546	4,490,128
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	1,889,513	4,543,492
American Funds EuroPacific Growth Fund R3 Class - 06-181	539,617	1,836,848
American Funds EuroPacific Growth Fund R4 Class - 06-212	1,449,646	3,156,738
American Funds EuroPacific Growth Fund R5 Class - 06-296	8,081	2,125
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	8,156,118	11,876,549
American Funds Fundamental Investors R3 Class - 06-213	331,026	2,552,467

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds Fundamental Investors R4 Class - 06-214	225,673	2,276,946
American Funds Fundamental Investors R6 Class - 06-CTV	2,099,393	2,363,763
American Funds Global Balanced Fund R6 Class - 06-3M9	267,900	707,396
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	450,337	143,189
American Funds Intermediate Bond Fund of America R3 Class - 06-186	5,445	45,403
American Funds Intermediate Bond Fund of America R4 Class - 06-209	633,424	792,354
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	86,499	58,773
American Funds Intl Growth and Income Fund R6 Class - 06-3M4	200,025	254,442
American Funds Investment Company of America R6 Class - 06-3GH	707,333	42,130
American Funds New Perspective Fund R3 Class - 06-502	668,340	1,057,790
American Funds New Perspective Fund R4 Class - 06-503	1,145,076	2,104,226
American Funds New Perspective Fund R6 Class - 06-CTW	5,805,370	7,629,531
American Funds New World Fund R3 Class - 06-691	809,775	601,933
American Funds New World Fund R4 Class - 06-689	1,590,908	825,743
American Funds New World Fund R6 Class - 06-CTX	14,527,217	12,883,975
American Funds SMALLCAP World Fund R3 Class - 06-333	214,717	784,563
American Funds SMALLCAP World Fund R4 Class - 06-332	109,857	377,372
American Funds SMALLCAP World Fund R6 Class - 06-CTY	1,183,999	2,095,498
American Funds The Bond Fund of America R6 Class - 06-39V	22,814,371	14,430,908
American Funds The Growth Fund of America R3 Class - 06-179	1,222,298	3,457,688
American Funds The Growth Fund of America R4 Class - 06-216	1,741,822	5,405,910
American Funds The Growth Fund of America R6 Class - 06-CVC	6,814,144	18,310,253
American Funds The Income Fund of America R4 Class - 06-3MN	23,740	117,681
American Funds The Income Fund of America R6 Class - 06-3M7	132,195	359,827
American Funds The New Economy Fund R6 Class - 06-3KY	66,970	20,564
American Funds U.S. Government Securities Fund R6 Class - 06-3TK	187,905	111,852
American Funds Washington Mutual Investors Fund R3 Class - 06-449	479,136	1,342,987
American Funds Washington Mutual Investors Fund R4 Class - 06-448	1,141,840	2,468,202
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	13,575,926	9,064,202
AMG GW&K Small Mid Cap Inst Class - 06-4TG	26	13,405
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	-	1,846
AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4	166,684	74,128
AQR Small Cap Multi-Style Fund N Class - 06-CCF	24,649	81
Ariel Appreciation Fund Investor Class - 06-335	11,494	5,410
Ariel Fund Investor Class - 06-330	11,320	2,008
Avantis Emerging Markets Equity Inst Class - 06-6W6	646,099	14,564
Ave Maria Growth Fund - 06-082	34,539	557,906
Ave Maria Rising Dividend Fund - 06-084	8,434	271,941
Ave Maria Value Fund - 06-081	6,553	94,154
Ave Maria World Equity Fund - 06-085	4,407	73,709
Baird Aggregate Bond Inst Class - 06-4TP	323,249	109,045
Baird Core Plus Bond Inst Class - 06-4RC	714,094	290,228
Baird Short-Term Bond Inst Class - 06-4XC	3,623	1,925
Baron Emerging Markets Fund R6 Class - 06-3J9	9,139	4,905
BlackRock Advg Small Cap Gr K Class - 06-46J	3	4
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM	100,204	49,854
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	180,428	74,493
BlackRock Equity Dividend Fund Institutional Class - 06-587	805,748	502,190
BlackRock Equity Dividend Fund K Class - 06-FRW	1,830,366	405,494
BlackRock Global Allocation Fund Institutional Class - 06-528	29,613	492,040
BlackRock Global Allocation Fund K Class - 06-FRX	357,084	454,094
BlackRock Global Allocation Fund R Class - 06-527	489,957	501,589
BlackRock Global Dividend Portfolio K Class - 06-CVH	345	1
BlackRock GNMA Inv A Class - 06-4WH	20,295	62,416
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	86,877	113,353
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	276,176	487,521
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	441,296	369,494
BlackRock High Yield Bond Portfolio K Class - 06-33K	4,806,772	4,700,932
BlackRock High Yield Bond Portfolio R Class - 06-CHR	31,586	11,080

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	37,300	45,533
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	57,631	50,510
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	3,081,911	1,508,592
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	1,610,477	496,931
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	3,092,927	1,346,080
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	1,127,240	366,499
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	2,292,085	636,340
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	1,101,259	516,133
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	1,172,624	501,644
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	539,177	93,788
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	7,990,442	886,711
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	293,370	1,424,997
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	3,435,988	5,988,854
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	63,554	485,503
BlackRock Strategic Global Bond Fund R Class - 06-4PX	89,498	244,854
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	8,055	19,228
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	2,335,837	15,787,811
BlackRock Total Return Fund A Class - 06-093	25,377	361
BlackRock Total Return Fund K Class - 06-CWC	2,612,184	1,921,893
BlackRock Total Return Fund R Class - 06-901	23,096	17,887
BNY Mellon Bond Market Index I Class - 06-47M	12,659	760
BNY Mellon Natural Resources Fund I Class - 06-CCY	23,199	201,417
BNY Mellon Natural Resources Fund Y Class - 06-39Y	33,109	64,211
Boston Trust SMID Cap Other Class - 06-6KT	53,239	7,387
Brandywine Global Corp Credit Y Inst Class - 06-4PC	19,775	414
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	417,047	1,523,319
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3	6,849	743
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	640,915	139,488
Calamos Market Neutral Income R6 Class - 06-66R	414,148	16,976,934
Calvert Balanced R6 Class - 06-4FJ	135,036	125,393
Calvert Equity Portfolio A Class - 06-345	746,807	380,539
Calvert Income Fund A Class - 06-340	368,689	85,742
Calvert Small Cap Fund A Class - 06-516	92,141	100,404
Calvert Small Cap R6 Class - 06-4FN	20,676	21,257
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	2,130,496	1,204,115
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	248,971	433,927
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ	120,771	99,167
ClearBridge Aggressive Growth Fund R Class - 06-716	2,383	(110)
ClearBridge Appreciation Fund FI Class - 06-712	47,390	50,997
ClearBridge Appreciation Fund IS Class - 06-3G6	684,687	949,772
ClearBridge Appreciation Fund R Class - 06-717	7,426	6,549
ClearBridge International Growth Fund IS Class - 06-3XJ	533,373	413,385
ClearBridge Large Cap Growth Fund A Class - 06-GJV	1,066	55,124
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	571,977	1,349,691
ClearBridge Large Cap Growth Fund R Class - 06-GJX	19,348	197,640
ClearBridge Mid Cap I Class - 06-47N	340,625	15,268,213
ClearBridge Mid Cap Inst Class - 06-6TR	22,102,138	22,339,450
ClearBridge Sm Cap Gr Inst Class - 06-64M	50,022	6,940
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF	327,734	926,604
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	297,640	216,716
Cohen & Steers Realty Shares Fund - 06-3KV	240,359	226,789
Columbia Acorn International Fund A Class - 06-693	5,490	10,783
Columbia Acorn International Fund Institutional Class - 06-692	36,403	36,104
Columbia Acorn International Fund Institutional 3 Class - 06-CWF	38,484	1,316
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M	9,860	12,402
Columbia Capital Allocation Agrsv Inst Class - 06-66P	63,105	1,178,766
Columbia Capital Allocation Cnsrv A Class - 06-66C	(1)	9,704
Columbia Capital Allocation Mod Inst Class - 06-66J	76,449	26,806
Columbia Contrarian Core Fund A Class - 06-902	11,987	18,080
Columbia Contrarian Core Inst Class - 06-73K	155,473	221

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Contrarian Core Institutional 3 Class - 06-46K	1,409,646	329,013
Columbia Dividend Income Fund A Class - 06-903	340,570	326,243
Columbia Dividend Income I3 Class - 06-4FK	6,248,366	6,548,280
Columbia Dividend Income Inst Class - 06-73M	2,948,907	34,115
Columbia Emerging Markets Bond Fund A Class - 06-438	320,657	102,311
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	55,848	32,277
Columbia Intg Large Cap Growth Inst A Class - 06-67P	7,511	35,219
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R	26,059	11,990
Columbia Intg Small Cap Growth A Class - 06-67T	3,989	11,775
Columbia Mid Cap Growth A Class - 06-64V	3,235	6,853
Columbia Mid Cap Index Fund A Class - 06-334	2,011,737	3,394,247
Columbia Overseas Value Fund A Class - 06-FTM	13,134	11,581
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	4,472,208	9,413,313
Columbia Overseas Value Inst Class - 06-73N	5,377,169	93,275
Columbia Quality Income Fund A Class - 06-914	2,095	2,663
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	71,330	67,907
Columbia Quality Income Inst Class - 06-73P	10,414	104
Columbia Sel Glbl Equity Inst Class - 06-73R	530	-
Columbia Sel Lgcp Value Inst Class - 06-73T	181,098	64,328
Columbia Sel Mid Cap Val Inst Class - 06-73V	3,109,206	189,491
Columbia Select Large Cap Value Fund A Class - 06-912	361,081	352,928
Columbia Select Large Gr Institutional 3 Class - 06-4GF	71,720	227,735
Columbia Select Large Val Institutional 3 Class - 06-4GG	450,603	66,748
Columbia Select Mid Cap Value Fund A Class - 06-911	7,014	14,455
Columbia Select Mid Cap Value Inst Class - 06-64W	67,197	113,163
Columbia Select Small Cap Value Fund A Class - 06-913	49,898	26,366
Columbia Select Small Cap Value Fund Institutional Class - 06-CNX	45,532	3,986
Columbia Seligman Tech and Information Fund A Class - 06-441	734,195	1,216,677
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR	726,827	1,140,214
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443	750,215	1,659
Columbia Small Cap Index Fund A Class - 06-336	2,248,178	4,051,228
Columbia Small Cap Value II A Class - 06-64X	89,444	42,469
Columbia Smcap Growth Inst Class - 06-6RP	15,165	1,444
Columbia SmCap Value I Inst Class - 06-4YY	60,019	83,558
Columbia Total Return Bond A Class - 06-64Y	34,799	176,592
Columbia Totl Return Bond Inst Class - 06-73W	462,169	94,563
CRM Mid Cap Value Investor Class - 06-551	4,429	5,835
Crossmark Steward Global Equity Income Fund A Class - 06-029	14,677	60,785
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	306	99,786
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	76	69,822
Delaware Emerging Markets Fund R6 Class - 06-3YK	8,153	1,950
Delaware Ivy Balanced Fund R Class - 06-009	63,942	21,812
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY	6,364	251
Delaware Ivy Energy Fund Y Class - 06-CGR	719	49
Delaware Ivy Global Bond R6 Class - 06-6XP	19,213,455	2,576,886
Delaware Ivy High Income Fund N Class - 06-GMF	53,869	98,997
Delaware Ivy High Income Fund R Class - 06-011	5,010	229,744
Delaware Ivy High Income Fund Y Class - 06-012	86,473	100,313
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY	111,492	89,167
Delaware Ivy Small Cap Core Fund N Class - 06-FNR	101,826	106,841
Delaware Ivy Small Cap Core Fund R Class - 06-FPP	34,483	76,673
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF	5,046	1,521
Delaware Small Cap Core Fund R6 Class - 06-3GP	719,839	1,162,630
Delaware Small Cap Value Fund R6 Class - 06-3CN	308,086	184,000
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	324,766	185,422
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9	373,825	79,884
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	2,528,460	618,740
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	72,033	14,180
DFA Emerging Markets Value Inst Class - 06-6MG	3,057	1,095
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	12,090	127,853

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	36,942	188,931
DFA Global Equity Portfolio Institutional Class - 06-CWN	1,731,322	1,223,257
DFA Global Real Estate Securities Portfolio - 06-3CW	507,908	825,076
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	740,270	272,442
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	26	88
DFA International Core Equity Portfolio Institutional Class - 06-CWP	777,372	334,291
DFA International Small Company Portfolio Institutional Class - 06-CWR	60,473	37,853
DFA International Sustainability Core 1 Portfolio - 06-3C7	271,959	295,259
DFA International Value Inst Class - 06-6MH	326,038	93,274
DFA Investment Grade Portfolio Institutional Class - 06-CWT	1,327,617	747,290
DFA Large Cap International Inst Class - 06-6HT	570,572	356,174
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	1,969,408	1,393,657
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	510,034	224,610
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	36,426	209,239
DFA U.S. Large Company Portfolio - 06-CWX	162,754	1,227,518
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM	29,884	5,066
DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY	1,388,080	479,220
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	308,369	129,509
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	252,997	75,483
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	4,522,433	7,073,048
DFA US Core Equity 1I Inst Class - 06-4NF	47,284	78,913
DFA US Small Cap Value I Inst Class - 06-4NC	106,216	103,989
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	276,251	604,353
Dodge & Cox Income X Other Class - 06-6RK	689,527	313,789
Dodge & Cox Stock X Other Class - 06-6MT	1,786,422	249,704
Driehaus Emg Mkts Instl Class - 06-6J4	17,699,284	3,887,042
DWS CROCI U.S. Fund A Class - 06-FNF	3,156	9,243
DWS CROCI U.S. Fund S Class - 06-FNG	-	132
DWS Emerging Markets Equity Fund A Class - 06-3VN	780	87
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	19,512	1,952
DWS Enhanced Commodity Strategy Fund A Class - 06-916	6,551	57
DWS GNMA Fund A Class - 06-FPY	-	461
DWS GNMA Fund S Class - 06-FRC	9,462	15,133
DWS Mid Cap Value Fund A Class - 06-622	166	9,334
DWS Mid Cap Value Fund S Class - 06-632	1,125	376
DWS RREEF Real Assets Fund A Class - 06-621	459	5,427
DWS RREEF Real Assets Fund S Class - 06-631	24,510	67
DWS RREEF Real Assets R6 Retirement Class - 06-6M6	5,900	1,362
DWS RREEF Real Estate Securities Fund A Class - 06-613	941,069	744,953
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	7,794,263	7,967,547
DWS RREEF Real Estate Securities Fund S Class - 06-617	584,644	940,329
DWS Small Cap Core Fund A Class - 06-GGK	366,982	489,399
DWS Small Cap Core Fund S Class - 06-GGM	78,234	31,484
Fed Herm Govt Obl Prem Other Class - 06-6MK	34,770	19,412
Fed Herm Mdt Md Cap Gr R6 Class - 06-6XR	22,134,048	11,941,998
Federated Herm Total Return Bond R6 Class - 06-6GY	816,000	703,442
Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW	20,693	6,404
Federated High Yield Trust Institutional Class - 06-788	30,304	109,981
Federated High Yield Trust R6 Class - 06-GKM	5,446,093	5,444,962
Federated High Yield Trust Service Class - 06-918	23,058	4,715
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	59,113	46,170
Federated International Equity Fund A Class - 06-CHH	33,626	24,744
Federated International Equity Fund IS Class - 06-CHJ	271,109	1,190,427
Federated International Leaders Fund A Class - 06-065	436,529	431,061
Federated International Leaders Fund Institutional Class - 06-049	114,964	177,048
Federated International Leaders Fund R6 Class - 06-GKN	116,981	19,742
Federated Kaufmann Large Cap Fund A Class - 06-066	53,473	7,817
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	69,879	63,950
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	61,994	837
Federated MDT All Cap Core Fund A Class - 06-067	6,969	26,030

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Federated MDT All Cap Core Fund Institutional Class - 06-051	10,492	2,267
Federated MDT Small Cap Core Fund R6 Class - 06-3MG	26,493	16,038
Federated MDT Small Cap Growth Fund A Class - 06-FTW	691,395	489,937
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	6,820	21,257
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	26,805	16,975
Federated MDT SmallCap Core A Class - 06-4FR	796,890	649,684
Federated MDT SmallCap Core Institutional Class - 06-4FT	498,987	197,331
Fidelity 500 Index Fund - 06-3HR	89,270,314	89,018,196
Fidelity Adv Frdm Blnd 2015 K6 Retirement Class - 06-6XK	147,170	28,589
Fidelity Adv Frdm Blnd 2020 K6 Retirement Class - 06-6WG	755,432	147,258
Fidelity Adv Frdm Blnd 2025 K6 Retirement Class - 06-6XF	2,067,581	416,085
Fidelity Adv Frdm Blnd 2030 K6 Retirement Class - 06-6WY	2,134,040	43,176
Fidelity Adv Frdm Blnd 2035 K6 Retirement Class - 06-6X4	2,678,293	304,002
Fidelity Adv Frdm Blnd 2040 K6 Retirement Class - 06-6XM	1,651,350	80,129
Fidelity Adv Frdm Blnd 2045 K6 Retirement Class - 06-6X6	1,483,473	94,520
Fidelity Adv Frdm Blnd 2050 K6 Retirement Class - 06-6XG	1,867,004	59,860
Fidelity Adv Frdm Blnd 2055 K6 Retirement Class - 06-6XN	1,599,978	173,202
Fidelity Adv Frdm Blnd 2060 K6 Retirement Class - 06-6X7	721,260	139,299
Fidelity Adv Frdm Blnd 2065 K6 Retirement Class - 06-6XH	142,597	6,093
Fidelity Adv Frdm Blnd Inc K6 Retirement Class - 06-6WX	55,526	26,036
Fidelity Adv Freedom 2065 I Inst Class - 06-63P	35,852	35,829
Fidelity Adv Freedom 2065 M M Class - 06-63V	27,000	3,571
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y	26,195	9,631
Fidelity Adv Growth Opps Z Inst Class - 06-4RH	849,139	1,156,974
Fidelity Adv Intl RealEstate Z Class - 06-4G4	1,843	101
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH	23,795	25,366
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT	717,314	298,272
Fidelity Adv Technology Z Inst Class - 06-4N4	282,760	125,680
Fidelity Advisor Balanced Fund I Class - 06-FTY	22,464	11,509
Fidelity Advisor Balanced Fund M Class - 06-FVC	190,670	203,014
Fidelity Advisor Balanced Fund Z Class - 06-FVF	1,093,237	794,055
Fidelity Advisor Diversified International Fund M Class - 06-280	49,107	93,199
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	284,081	29,059
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	27,518,648	405,608
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH	1,114,155	540,807
Fidelity Advisor Dividend Growth Fund M Class - 06-255	73,879	194,064
Fidelity Advisor Energy Fund I Class - 06-34W	38,473	45,010
Fidelity Advisor Energy Fund M Class - 06-34X	933,479	1,079,548
Fidelity Advisor Equity Growth Fund M Class - 06-120	1,215,552	1,055,236
Fidelity Advisor Equity Income Fund M Class - 06-260	22,166	293,506
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	6,876	2,397
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	7,849	38,889
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM	6,359	3,215
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	2,302	117,066
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	1,864	91,854
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN	48,662	5,648
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	5,759	38,508
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	56,412	163,639
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP	213,931	225,902
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	72,079	989,329
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	97,198	277,017
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR	613,038	535,641
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	145,262	1,002,577
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	253,046	345,399
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT	516,451	405,842
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	1,135,261	1,546,939
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	209,052	375,239
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV	1,146,935	847,734
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	161,982	507,748
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	76,472	155,089

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW	828,984	464,087
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	464,610	695,184
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	117,852	196,020
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX	663,330	304,171
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	95,214	827,535
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	132,518	17,843
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY	370,509	125,720
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	195,656	555,426
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	74,026	58,683
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC	350,522	234,992
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	76,968	52,891
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	29,550	572
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF	134,240	35,028
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	2,777	1,100
Fidelity Advisor Freedom Income Fund M Class - 06-111	653	10,363
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG	2,148	110
Fidelity Advisor Growth & Income Fund M Class - 06-265	278,688	306,119
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	1,376,709	1,485,294
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	244,501	6,462,114
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	2,080,254	1,133,149
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	14,796	96,408
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	77,323	220,951
Fidelity Advisor New Insights Fund A Class - 06-295	10,793	51,431
Fidelity Advisor New Insights Fund M Class - 06-166	456,356	381,142
Fidelity Advisor Real Estate Fund A Class - 06-392	592	2
Fidelity Advisor Real Estate Fund I Class - 06-047	3,308	463
Fidelity Advisor Real Estate Fund M Class - 06-391	10,221	988
Fidelity Advisor Small Cap Fund A Class - 06-393	1,643	11,185
Fidelity Advisor Small Cap Fund M Class - 06-275	453,419	690,145
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	3,386	14,235
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	44,543	50,543
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	8,183	4,317
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	112,801	163,655
Fidelity Advisor Strategic Income Fund A Class - 06-110	111,368	66,908
Fidelity Advisor Total Bond Fund I Class - 06-027	3,269,492	3,619,415
Fidelity Advisor Total Bond Fund M Class - 06-044	1,118,672	1,260,866
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	16,724,613	13,534,745
Fidelity Advisor Value Fund A Class - 06-322	19,084	1,043
Fidelity Advisor Value Fund M Class - 06-323	12,667	344
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN	9,052,471	3,298,723
Fidelity Contrafund K6 Retirement Class - 06-6HR	934,338	256,848
Fidelity Emerging Markets Index Fund - 06-3WN	1,870,316	1,609,780
Fidelity Emerging Markets K Retirement Class - 06-6WW	13,659	33
Fidelity Extended Market Index Fund - 06-3WJ	910,974	1,600,612
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9	3,425	17,818
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW	8,098	8,200
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC	156,346	72,382
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF	113,065	135,427
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG	229,286	58,765
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH	70,859	79,352
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ	39,861	34,072
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK	44,280	11,717
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM	189,235	55,465
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN	80,559	44,312
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP	86,061	14,722
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y	18,577	15,649
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C	34,517	27,440
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F	153,611	124,852
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G	219,749	220,602
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H	561,548	359,530

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J	367,556	311,103
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K	405,142	207,997
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M	516,859	201,662
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N	197,411	41,347
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P	205,234	90,908
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R	140,705	39,060
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T	45,743	22,970
Fidelity Freedom Idx Inc Prem Other Class - 06-67W	4,181	24
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y	3	4
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4	5,573	233
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6	3,579	1,189
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7	20,923	18,728
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9	9,810	8,124
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC	93,282	26,768
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF	4,387	109
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG	14,457	4,408
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH	25,789	5,935
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ	60,291	13,046
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK	55,024	3,632
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3	20,885	4,033
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	1,090,636	429,332
Fidelity International Index Fund - 06-3HX	4,238,596	3,189,833
Fidelity International Sustainability Index Fund Inst Class - 06-4H6	114,732	27,712
Fidelity Inv MM Fds Gov Instl Class - 06-6PP	448,102	163,292
Fidelity Large Cap Gro Idx Inst Class - 06-4RK	9,381,222	2,193,169
Fidelity Large Cap Val Idx Inst Class - 06-4RJ	415,350	784,641
Fidelity Mid Cap Index Fund - 06-3HW	8,003,517	4,739,376
Fidelity Multi-Asset Index Fund - 06-4N3	12,883	187
Fidelity Real Estate Index Fund - 06-3WP	199,188	385,138
Fidelity Small Cap Index Fund - 06-3HV	6,398,876	3,752,571
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4	185,105	32,996
Fidelity Total International Index Fund - 06-3WH	1,234,363	367,645
Fidelity Total Market Index Fund - 06-3MR	952,164	358,194
Fidelity U.S. Bond Index Fund - 06-3HT	2,137,483	1,038,205
Fidelity US Sustainability Index Fund - 06-3X3	644,578	113,053
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	584,231	2,928,383
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	5,200,290	13,001,493
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	594,624	1,272,124
Fidelity VIP Growth Portfolio Initial Class - 06-210	16,563,017	13,220,742
Fidelity VIP High Income Portfolio Initial Class - 06-215	311,059	479,310
Fidelity VIP Overseas Portfolio Initial Class - 06-220	6,912,361	1,827,687
First Eagle Global Fund R6 Class - 06-3VC	167,055	144,931
First Eagle Gold R6 R- 06-6NG	521	2
First Eagle Overseas Fund R6 Class - 06-3VF	630,433	915,292
Franklin DynaTech Fund R6 Class - 06-3RY	1,219,011	1,306,513
Franklin Equity Income Fund R6 Class - 06-3T3	1,836	303
Franklin Growth Fund A Class - 06-819	30	30
Franklin Growth Fund Advisor Class - 06-CMX	49,948	89,337
Franklin Growth Fund R Class - 06-818	18,625	3,937
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	9,774	38,770
Franklin Growth Opportunities Fund R Class - 06-4PN	501	44
Franklin Growth Opportunities Fund R Class - 06-CMW	5,271	5,042
Franklin Growth Series R6 Class - 06-FXP	1,171	1,076
Franklin Income Fund Advisor Class - 06-719	33	771
Franklin Income Fund R Class - 06-724	121,206	202,847
Franklin Income Fund R6 Class - 06-GKR	945,299	471,191
Franklin International Growth Fund R6 Class - 06-3T4	84,047	59,125
Franklin Managed Income Fund R6 Class - 06-3TN	11,217	1,313
Franklin Mutual Global Discovery Fund R Class - 06-726 (Unaudited)	615	616
Franklin Mutual Global Discovery Fund Z Class - 06-723	23,470	76,592

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Franklin Rising Dividends Fund R6 Class - 06-3T7	88,972	279,635
Franklin Small Cap Growth Fund R6 Class - 06-3T9	69,026	80,870
Franklin Small Cap Value Fund A Class - 06-247	3,587	45,278
Franklin Small Cap Value Fund Advisor Class - 06-CMY	284,689	568,896
Franklin Small Cap Value Fund R Class - 06-248	448,300	483,367
Franklin Small Cap Value Fund R6 Class - 06-GKT	1,772,099	1,994,186
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	152,931	87,385
Franklin Small-Mid Cap Growth Fund R Class - 06-890	53,161	39,583
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC	304,411	73,424
Franklin Strategic Income Fund R Class - 06-915	34,876	74,181
Franklin Strategic Income Fund R6 Class - 06-CXH	45,883	210,952
Franklin Utilities Fund Advisor Class - 06-FPC	1,767	376
Franklin Utilities Fund R Class - 06-FPN	556,850	564,510
Franklin Utilities Fund R6 Class - 06-FNP	26,484	126,289
Frost Total Return Bond Fund Institutional Class - 06-GKX	65,528	2,330
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	4,163,358	3,732,627
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	70,919,546	65,065,449
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	2,545,996	1,691,241
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	5,862	25,822
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	13,375	48,923
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	260,564	226,563
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	1,384,916	514,181
Goldman Sachs International Equity Insights Fund Service Class - 06-368	194,732	579,825
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	467,639	1,376,456
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	3,674,156	4,393,000
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	365,273	522,258
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	16	92
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	344,166	3,976
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	470,105	562,779
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	1,513,966	229,536
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	139,595	733,723
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	122,435	802,322
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	241,265	2,537,331
Goldman Sachs Small Cap Value Fund Service Class - 06-256	113,753	651,986
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	919,069	1,225,816
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	559,830	671,275
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	89,795	87,096
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	48,391	17,688
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	18,570	93,765
GoldmanSachs MidCap Growth R6 Class - 06-CXK	134,125	74,377
GoldmanSachs MidCap Grth Inv Investor Class - 06-727	1,212,891	479,054
GoldmanSachs MidCap Grth Service Class - 06-729	721,463	261,883
Guggenheim Macro Opp R6 Class - 06-6KG	344	3,014
Guggenheim Total Ret Bond R6 Class - 06-6KF	81,050	21,661
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT	16,409	309
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV	421	15,915
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	301	81
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX	6,660	11,004
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	8,744	7,924
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	32,093	19,022
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY	88,434	13,308
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	11,514	22,861
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	26,190	414
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F	69,217	25,680
GuideStone Funds International Equity Fund Advisor Class - 06-43G	28,869	24,068
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	22,206	9,287
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J	91,779	37,147
GuideStone Funds Value Equity Fund Institutional Class - 06-43M	70,388	17,169
Harbor Capital Apprec Ret Retirement Class - 06-49R	104,134	58,408
Harbor Core Bond Ret Class - 06-6JR	315,102	128,830

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Hartford Climate Opps R6 Class - 06-3XH	1,090	399
Hartford Core Equity Fund R6 Class - 06-3YJ	1,108,612	1,947,184
Hartford Equity Income R6 Class - 06-6W9	809,931	205,756
Hartford Schroders International Stock Fund SDR Class - 06-3NX	1,524,735	1,282,754
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	165	39,335
Invesco American Franchise Fund A Class - 06-023	104	11,979
Invesco Comstock Fund A Class - 06-771	15,144	92,625
Invesco Comstock Fund R Class - 06-4PM	1,823,487	749,452
Invesco Comstock Fund R Class - 06-772	61,852	232,446
Invesco Comstock Sel A Class - 06-317	2,822	61,039
Invesco Core Bond A Class - 06-926	164,442	221,946
Invesco Core Bond Y Class - 06-894	24,457	53,571
Invesco Core Plus Bond Fund R6 Class - 06-3G7	40,380	21,319
Invesco Corporate Bond Fund R6 Class - 06-3W4	75,326	26,751
Invesco Developing Mkts A Class - 06-466	261,342	1,363,171
Invesco Developing Mkts R6 Class - 06-DDD	442,607	6,374,434
Invesco Developing Mkts Y Class - 06-571	123,879	1,329,937
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	243,151	193,920
Invesco Disc Mid Cap Gr A Class - 06-4H9	437,226	247,425
Invesco Disc MidCapGr R6 Class - 06-3F3	462,164	429,881
Invesco Diversified Dividend Fund A Class - 06-816	386,059	1,378,988
Invesco Diversified Dividend Fund Investor Class - 06-817	380,876	774,697
Invesco Diversified Dividend Fund R6 Class - 06-CXV	260,510	1,099,288
Invesco Energy Fund A Class - 06-835	78,422	143,596
Invesco Energy Fund Investor Class - 06-810	190,061	261,505
Invesco Eqv Intl Eqty R Class - 06-193	450	111
Invesco Eqv Intl Eqty R5 Class - 06-192	64,788	58,447
Invesco Floating Rate ESG A Class - 06-071	2,032	3
Invesco Floating Rate ESG R6 Class - 06-FXV	49,138	80,339
Invesco Floating Rate ESG Y Class - 06-055	6,940	1,529
Invesco Global A Class - 06-763	132,457	321,403
Invesco Global Health Care Fund A Class - 06-845	16,187	75,532
Invesco Global Health Care Fund Investor Class - 06-815	3,670	828
Invesco Global Opps R6 Class - 06-FYW	384,068	132,479
Invesco Global Ops A Class - 06-556	20,667	668,218
Invesco Global Ops Y Class - 06-843	242,727	476,494
Invesco Global R6 Class - 06-FYV	10,542	140,950
Invesco Global Strat Inc A Class - 06-288	8,791	10,143
Invesco Global Strat Inc Y Class - 06-751	1,205,671	36,441
Invesco Global Y Class - 06-752	372,068	729,833
Invesco Gold & Spcl Min A Class - 06-463	1,226,718	913,390
Invesco Gold & Spcl Min R6 Class - 06-34Y	263,294	199,781
Invesco Gold & Spcl Min Y Class - 06-753	677,939	681,991
Invesco Inc Advantage Intl A Class - 06-465	3	24,767
Invesco Inc Advantage Intl R5 Class - 06-229	(1)	26
Invesco Intl Bond A Class - 06-297	34,681	103,360
Invesco Intl Bond R6 Class - 06-FYX	27,484	38,423
Invesco Intl Bond Y Class - 06-754	206,596	199,631
Invesco Intl Growth A Class - 06-319	76,001	222,233
Invesco Intl Growth R6 Class - 06-FNC	152,855	119,328
Invesco Intl Growth Y Class - 06-756	50,772	12,617
Invesco Intl SmMid Co A Class - 06-764	37,879	56,297
Invesco Intl SmMid Co R6 Class - 06-FCC	40,248	67,306
Invesco Intl SmMId Co Y Class - 06-757	9,397	3,618
Invesco Main St All Cap A Class - 06-766	7,896	10,426
Invesco Main St Mid Cap A Class - 06-262	144,690	204,125
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	17,421	161,978
Invesco Main St Mid Cap Y Class - 06-759	24,829	22,827
Invesco Prt Active Alloc A Class - 06-924	33	62
Invesco Sen Floating Rate A Class - 06-078	6,372	7,055

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Sen Floating Rate R6 Class - 06-GCC	34,617	10,613
Invesco Small Cap Growth Fund A Class - 06-320	869,127	674,429
Invesco Small Cap Growth Fund R Class - 06-595	58,752	407,897
Invesco Small Cap Growth Fund R6 Class - 06-CXX	528,774	1,415,790
Invesco SmCap Value R6 Retirement Class - 06-6PR	463,926	42,702
Invesco Technology Fund A Class - 06-855	274,285	51,280
Invesco Technology Fund Investor Class - 06-805	5,126	39,536
Invesco Val Opp R6 Other Class - 06-6KP	191,498	26,807
Invesco Val Opp Y Inst Class - 06-6KR	136,359	174,007
Invesco Value Opportunities Fund A Class - 06-814	82,825	405,940
Invesco Value Opportunities Fund R Class - 06-813	120,794	20,904
iShares MSCI EAFE International Index Fund K Class - 06-3VK	3,301,645	432,262
iShares Russell 1000LgCp Idx K Class - 06-46P	36,111	183,542
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	1,025,575	674,851
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	1,697,437	869,483
iShares S&P 500 Index Fund K Class - 06-3G4	10,588,894	7,816,773
iShares Total U.S. Stock Market Index Fund K Class - 06-3XR	7,500	41
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	69,500	9,702
Janus Henderson Balanced Fund N Class - 06-CYC	908,936	2,080,428
Janus Henderson Balanced Fund R Class - 06-612	234,903	1,184,870
Janus Henderson Balanced Portfolio Service Class - 06-611	7,980,652	7,814,048
Janus Henderson Dev World Bond N Class - 06-4TJ	567,723	326,984
Janus Henderson Enterprise Fund A Class - 06-CMC	130,723	158,373
Janus Henderson Enterprise Fund N Class - 06-CYF	2,643,374	691,557
Janus Henderson Enterprise Fund S Class - 06-CMF	1,136,183	275,098
Janus Henderson Flexible Bond Fund N Class - 06-CYG	1,700,479	1,540,775
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	651,947	999,356
Janus Henderson Forty Fund A Class - 06-603	3,544	271,423
Janus Henderson Forty Fund R Class - 06-154	124,840	542,933
Janus Henderson Global Equity Income Fund A Class - 06-GMH	3,449	33,372
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	184,021	261,361
Janus Henderson Global Equity Income Fund S Class - 06-GMK	1,334	208
Janus Henderson Global Life Sciences Fund N Class - 06-3WT	4,100	58,087
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	697	13
Janus Henderson Global Research Portfolio Institutional Class - 06-600	155,983	1,593,238
Janus Henderson Global Technology Fund N Class - 06-3CM	433,185	602,153
Janus Henderson Growth and Income Fund R Class - 06-156	4,382	64,137
Janus Henderson Mid Cap Value Fund A Class - 06-604	742	18,133
Janus Henderson Mid Cap Value Fund R Class - 06-261	14,205	30,749
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	632	142
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	120,491	234,900
Janus Henderson Overseas N Class - 06-6CC	1,084,439	524,915
Janus Henderson Research Fund A Class - 06-888	71,229	86,353
Janus Henderson Small Cap Value Fund N Class - 06-FCH	470,407	366,196
Janus Henderson Small Cap Value Fund Service Class - 06-615	78,702	81,071
Janus Henderson Triton Fund A Class - 06-889	115,953	211,579
Janus Henderson Triton Fund N Class - 06-CYH	2,215,366	4,789,953
Janus Henderson Triton Fund Service Class - 06-921	394,451	642,694
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	5,779	7,433
Janus Henderson Venture Fund N Class - 06-3P3	139,930	167,044
JHancock Disc Val Mid Cap R6 Class - 06-4TN	228,520	21,067
JHancock Intl Growth R6 Class - 06-64P	93,128	29,109
JHancock MM LF Aggressive R6 Class - 06-4FG	2,501	54
JHancock MM LF Balanced R6 Class - 06-4FC	46,457	80,359
JHancock MM LF Growth R6 Class - 06-4FF	4,328	33,836
JHancock MM LF Moderate R6 Class - 06-4F9	1,101	1,366
John Hancock Balanced Fund R6 Class - 06-3TF	46,442	5,091
John Hancock Bond Fund R6 Class - 06-3HM	2,466,447	489,679
John Hancock ESG International Equity Fund R6 Class - 06-3X6	3,205	58
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4	3,277	50

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan Core Bond R6 Retirement Class - 06-6HY	221,984	123,054
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	964,671	245,353
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	524,377	305,099
JPMorgan Equity Income Fund R4 Class - 06-FXX	16,526	29,186
JPMorgan Equity Income Fund R6 Class - 06-FXY	11,224,294	20,059,532
JPMorgan Global Allocation R6 Class - 06-4FH	6,479	158
JPMorgan Global Bond Opps R6 Class - 06-4GH	5,035	28,255
JPMorgan Government Bond Fund R4 Class - 06-FYC	5,507	2,722
JPMorgan Government Bond Fund R6 Class - 06-FYF	411,201	281,717
JPMorgan Income R6 Class - 06-4GJ	266,300	315,768
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	32,258,492	28,080,613
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	711,929	482,403
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	552,033	764,779
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	2,626,549	3,318,909
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	11,743	761
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	462,283	188,689
JPMorgan Sm Cap Equity I Inst Class - 06-4MR	333,865	218,294
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	934,880	975,237
JPMorgan Small Cap Value Fund R6 Class - 06-44Y	112,002	54,035
JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9	284,149	41,011
JPMorgan SmartRetire 2020 R6 Class - 06-46R	8,328	255,090
JPMorgan SmartRetire 2025 R6 Class - 06-46T	27,131	30,550
JPMorgan SmartRetire 2030 R6 Class - 06-46V	7,783	6,403
JPMorgan SmartRetire 2035 R6 Class - 06-46W	6,179	7,831
JPMorgan SmartRetire 2040 R6 Class - 06-46X	10,674	2,545
JPMorgan SmartRetire 2045 R6 Class - 06-46Y	15,990	1,168
JPMorgan SmartRetire 2050 R6 Class - 06-47C	10,466	5,655
JPMorgan SmartRetire 2055 R6 Class - 06-47F	8,017	5,560
JPMorgan SmartRetire 2060 R6 Class - 06-47G	11,735	741
JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC	252	12
JPMorgan SmartRetire Income R6 Class - 06-47H	186,650	5,970
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	833,356	1,216,326
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	841,625	771,875
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,456,359	1,077,673
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	1,386,405	1,088,046
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	1,071,588	688,688
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	1,468,000	721,514
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	1,515,259	783,613
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	1,032,309	551,143
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	1,092,343	759,034
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	103,347	360,142
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	290,258	6,203
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	109,786	42,250
JPMorgan US Equity R6 Class - 06-4TC	1,780,181	1,434,939
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	4,240	15
Knights of Columbus Core Bond Institutional Class - 06-FRN	8,169	48,318
Knights of Columbus Intl Eq Institutional Class - 06-FRP	10,606	35,943
Knights of Columbus Lg Gr Institutional Class - 06-FRR	179,876	70,290
Knights of Columbus Lg Val Institutional Class - 06-FRT	58,940	171,948
Knights Of Columbus Small Cap Institutional Class - 06-FRV	41,076	65,539
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	58,634	110,623
Lord Abbett Bond Debenture R6 Class - 06-4F6	233,925	162,088
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	394,164	198,945
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	1,749	40,675
Lord Abbett Developing Growth Fund A Class - 06-732	14	14
Lord Abbett Developing Growth Fund P Class - 06-960	171,422	290,162
Lord Abbett Developing Growth Fund R3 Class - 06-369	922,786	704,632
Lord Abbett Developing Growth Fund R5 Class - 06-CJW	10	2,912
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ	2,450,067	12,649,184
Lord Abbett Dividend Growth Fund R3 Class - 06-424	449,034	104,944

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Dividend Growth Fund R5 Class - 06-CJV	12,161	44,567
Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK	2,538,291	9,410,253
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX	50,069	46,046
Lord Abbett Growth Leaders Fund I Class - 06-948	22,604	7,687
Lord Abbett Growth Leaders Fund R3 Class - 06-951	45,878	401,096
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	171,452	588,195
Lord Abbett Growth Opportunities Fund P Class - 06-965	1,098	4,592
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	134	147
Lord Abbett High Yield Fund R3 Class - 06-073	25,404	3,771
Lord Abbett High Yield Fund R5 Class - 06-CKF	25,002	36,433
Lord Abbett High Yield Fund R6 Class - 06-CYK	683,999	2,507,418
Lord Abbett Inc Fund R6 Class - 06-3WG	47,376	3,071
Lord Abbett International Opportunities Fund R3 Class - 06-36C	84	55
Lord Abbett International Opportunities Fund R5 Class - 06-36F	4,431	2,128
Lord Abbett International Opportunities Fund R6 Class - 06-36G	18,038	65,602
Lord Abbett Mid Cap Stock Fund P Class - 06-970	285	11,956
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	2	16,920
Lord Abbett Small Cap Value Fund R3 Class - 06-962	11,123	1,322
Lord Abbett Total Return Fund I Class - 06-949	1,624	4,877
Lord Abbett Total Return Fund R3 Class - 06-952	38,429	79,450
Lord Abbett Total Return Fund R5 Class - 06-CKJ	46,405	43,234
Lord Abbett Total Return Fund R6 Class - 06-3RJ	248,116	291,995
Lord Abbett Value Opportunities Fund A Class - 06-967	7,440	61,458
Lord Abbett Value Opportunities Fund P Class - 06-025	32,290	46,549
Lord Abbett Value Opportunities Fund R3 Class - 06-968	26,529	45,169
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	1,234,127	1,022,277
LVIP American Century Capital Appreciation Fund I Class - 06-410	382,571	1,168,228
MainStay Large Cap Growth Fund R6 Class - 06-3HY	513,805	470,575
MainStay WMC Value R6 Class - 06-6NH	213,311	640,149
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	(1)	429
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	2,506	473
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	3,088	76,388
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	1,300	8,418
Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW	279,237	239,572
Met West Total Return Bd P Class - 06-47P	195,724	1,770,899
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	91,551	90,564
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	113,890	133,407
MFS Conservative Allocation Fund R2 Class - 06-075	70,266	253,216
MFS Conservative Allocation Fund R3 Class - 06-059	147,556	370,216
MFS Core Equity Fund R6 Class - 06-3W7	412,343	1,065,134
MFS Emerging Markets Debt Fund R2 Class - 06-013	567	67
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	9,768	3,063
MFS Global Bond R6 Class - 06-4TK	8,420	975
MFS Global Real Estate R6 Class - 06-4FM	21,062	10,099
MFS Growth Allocation Fund R2 Class - 06-076	54,896	98,823
MFS Growth Allocation Fund R3 Class - 06-060	39,102	82,946
MFS Growth Fund R6 Class - 06-CYN	5,287,788	14,602,079
MFS International Diversification Fund R6 Class - 06-3MF	2,743,398	4,603,671
MFS International Equity R6 Class - 06-6W7	2,291,114	177,527
MFS International Growth Fund R6 Class - 06-49X	16,091,180	16,564,622
MFS International New Discovery Fund A Class - 06-360	99,945	113,067
MFS International New Discovery Fund R2 Class - 06-379	8,142	39,426
MFS International New Discovery Fund R6 Class - 06-CYP	249,323	690,343
MFS International Value Fund R2 Class - 06-822	29,525	476,591
MFS International Value Fund R3 Class - 06-773	112,761	121,652
MFS International Value Fund R6 Class - 06-CYR	977,560	567,433
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	147,499	360,068
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	87,910	63,375
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	2,030,701	3,281,350
MFS Mid Cap Growth Fund A Class - 06-365	572,762	3,946,661

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
MFS Mid Cap Growth Fund R6 Class - 06-GNF	11,722,480	15,949,432
MFS Mid Cap Value Fund R2 Class - 06-922	351,410	633,842
MFS Mid Cap Value Fund R3 Class - 06-891	853,555	1,040,519
MFS Mid Cap Value Fund R6 Class - 06-CYV	14,016,222	5,260,519
MFS Moderate Allocation Fund R3 Class - 06-061	448,623	484,377
MFS New Discovery Fund R2 Class - 06-298	14,337	36,229
MFS New Discovery Fund R3 Class - 06-299	32,274	77,869
MFS Technology Fund R2 Class - 06-CMG	703,299	618,982
MFS Technology Fund R3 Class - 06-CMH	4,063	10,902
MFS Technology Fund R6 Class - 06-CYW	474,809	1,402,912
MFS Total Return Bond Fund R6 Class - 06-3TH	1,323	19
MFS Total Return Fund R6 Class - 06-3JR	141,590	137,543
MFS Utilities Fund R2 Class - 06-389	561,638	600,296
MFS Utilities Fund R3 Class - 06-388	30,190	38,389
MFS Utilities Fund R6 Class - 06-39X	3,487	3,920
MFS Value Fund A Class - 06-375	219,773	530,406
MFS Value Fund R6 Class - 06-CYX	17,795,766	20,712,317
Monteagle Opportunity Equity Fund Investor Class - 06-105	898	9
Nationwide Geneva SmCp Gr R6 Class - 06-47T	427,339	387,472
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	5,830	1,198
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	3,926	164
Neuberger Berman Focus Fund Advisor Class - 06-880	-	423
Neuberger Berman Intnsc Val R6 Class - 06-47J	8,253	1,550
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	24,583	86,802
Neuberger Berman Lg Cap Val R6 Class - 06-4XP	140,671	1,710,826
Neuberger Berman Small Cap Growth Fund A Class - 06-868	2,203	90,899
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	296,263	139,292
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	71,629	44,773
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP	4,328	1,906
Neuberger Berman Strat Inc R6 Class - 06-64R	1,039,834	455,380
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	-	3,708
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	102,463	263,228
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7	22,991	62,572
North Square Multi Strategy Fund A Class - 06-839	37,588	35,248
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	3,927	16,804
Northern Small Cap Value Fund R Class - 06-492	29,342	60,250
Northern U.S. Quality ESG Fund - 06-49V	222,044	796,955
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	9,274	15,887
Nuveen Mid Cap Value Fund A Class - 06-234	28,490	293,145
Nuveen Mid Cap Value Fund R6 Class - 06-3JK	98,334	20,897
Nuveen Real Estate Securities Fund A Class - 06-324	15,317	14,325
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	902,561	1,837,967
Nuveen Small Cap Select Fund A Class - 06-239	356	19,363
Nuveen Small Cap Value Fund A Class - 06-242	14,793	224,255
Nuveen Small Cap Value Fund R6 Class - 06-FYT	6,964	358,922
Parnassus Core Equity Fund Investor Class - 06-497	1,315,845	30,205,588
Parnassus Mid Cap Fund - 06-498	100,350	1,239,280
Parnassus Mid Cap Growth Fund - 06-496	27,076	297,750
Pax Global Environmental Markets Fund Investor Class - 06-569	35,916	6,881
Pax Sustainable Alloc Inv Investor Class - 06-568	87,722	75,110
Payden Emerging Markets Bond Investor Class - 06-501	62,627	47,620
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468	2,005	7,243
PGIM Day One 2020 Fund R6 Class - 06-44K	83,252	106,875
PGIM Day One 2025 Fund R6 Class - 06-44M	174,960	105,191
PGIM Day One 2030 Fund R6 Class - 06-44N	207,293	65,132
PGIM Day One 2035 Fund R6 Class - 06-44P	225,900	134,942
PGIM Day One 2040 Fund R6 Class - 06-44R	105,097	91,024
PGIM Day One 2045 Fund R6 Class - 06-44T	65,702	78,547
PGIM Day One 2050 Fund R6 Class - 06-44V	44,240	35,161
PGIM Day One 2055 Fund R6 Class - 06-44W	20,544	8,198

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM Day One 2060 Fund R6 Class - 06-44X	13,272	6,394
PGIM Day One Income Fund R6 Class - 06-44G	43	138
PGIM Global Real Estate Fund A Class - 06-531	10,226	24,915
PGIM Global Real Estate Fund R2 Class - 06-3FN	9,667	16,755
PGIM Global Real Estate Fund R4 Class - 06-3FP	52,215	18,503
PGIM Global Real Estate Fund R6 Class - 06-FCX	52,203	1,658,385
PGIM Global Real Estate Fund Z Class - 06-526	18,667	84,883
PGIM Global Total Return Fund R6 Class - 06-3XW	11,192,639	25,532,212
PGIM Global Total Return R4 Retirement Class - 06-6CF	33,324	64,525
PGIM High Yield Fund A Class - 06-533	1,483,895	2,172,661
PGIM High Yield Fund Z Class - 06-532	3,260,289	2,971,260
PGIM High-Yield Fund R2 Class - 06-3FH	270,822	275,121
PGIM High-Yield Fund R4 Class - 06-3FJ	58,702	29,585
PGIM High-Yield Fund R6 Class - 06-FCY	7,597,197	6,187,136
PGIM Jennison Financial Services Fund A Class - 06-456	70,300	91,607
PGIM Jennison Financial Services Fund Z Class - 06-457	17,976	85,249
PGIM Jennison Focused Growth Fund A Class - 06-079	152,219	439,032
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	999,152	2,669,284
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9	75,587	53,819
PGIM Jennison Growth R6 Class - 06-4Y6	50,227	1,561
PGIM Jennison Health Sciences Fund A Class - 06-458	6,845	124,678
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC	2,979	9,363
PGIM Jennison Health Sciences Fund Z Class - 06-459	119,614	279,550
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	70,702	342,337
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	1,741,227	1,753,188
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	277,564	314,210
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF	236,710	172,893
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG	1,827,708	251,022
PGIM Jennison Natural Resources Fund A Class - 06-453	1,088,470	1,088,592
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	314,777	354,234
PGIM Jennison Natural Resources Fund Z Class - 06-454	6,855	7,373
PGIM Jennison Small Company Fund A Class - 06-589	57,913	119,496
PGIM Jennison Small Company Fund R2 Class - 06-3FR	112,598	46,911
PGIM Jennison Small Company Fund R4 Class - 06-3FW	35,099	3,155
PGIM Jennison Small Company Fund R6 Class - 06-GJN	496,170	326,399
PGIM Jennison Small Company Fund Z Class - 06-593	23,694	5,453
PGIM QMA Mid Cap Value Fund A Class - 06-080	4,691	116,912
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	-	153
PGIM QMA Mid Cap Value Fund Z Class - 06-064	733	142,145
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	94,466	30,257
PGIM Total Return Bond Fund A Class - 06-538	380,191	596,125
PGIM Total Return Bond Fund R2 Class - 06-3FK	13,426	12,301
PGIM Total Return Bond Fund R4 Class - 06-3FM	226,845	760,367
PGIM Total Return Bond Fund R6 Class - 06-FFH	14,770,361	16,467,721
PGIM Total Return Bond Fund Z Class - 06-537	1,931,465	2,597,807
PIMCO All Asset Fund Admin Class - 06-706	4,460	148,782
PIMCO All Asset Fund Institutional Class - 06-3FC	10,279	106,145
PIMCO All Asset Fund R Class - 06-017	167	2,659
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	96,635	72,143
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG	208,978	135,308
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	9,193	26,833
PIMCO CommodPlus Strat Institutional Class - 06-6NP	30,888	4,393
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM	73,766	80,582
PIMCO High Yield Fund Admin Class - 06-760	152,112	189,580
PIMCO High Yield Fund Institutional Class - 06-FCJ	460,267	192,865
PIMCO High Yield Fund R Class - 06-705	70,347	239,633
PIMCO Income Fund Admin Class - 06-768	733,910	672,959
PIMCO Income Fund Institutional Class - 06-FCK	21,760,337	6,376,985
PIMCO Income Fund R Class - 06-769	28,613	60,057
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ	120,589	14,434

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PIMCO Intl Bond UnHdg Instl Class - 06-6FR	77,965	382,218
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	13,310	2,115
PIMCO Low Duration Instl Inst Class - 06-4R7	504,465	2,546
PIMCO RAE US Small Instl Class - 06-6JG	173,677	48,305
PIMCO Real Return Fund Admin Class - 06-707	91,197	452,989
PIMCO Real Return Fund Institutional Class - 06-FCM	1,803,098	2,701,878
PIMCO Real Return Fund R Class - 06-708	48,523	29,880
PIMCO RealPath Blend 2025 Inst Class - 06-49F	105,476	551,687
PIMCO RealPath Blend 2030 Inst Class - 06-49G	207,838	705,951
PIMCO RealPath Blend 2035 Inst Class - 06-49H	102,319	412,868
PIMCO RealPath Blend 2040 Inst Class - 06-49J	157,141	508,708
PIMCO RealPath Blend 2045 Inst Class - 06-49K	153,883	259,162
PIMCO RealPath Blend 2050 Inst Class - 06-49M	270,723	202,199
PIMCO RealPath Blend 2055 Inst Class - 06-49N	167,609	279,393
PIMCO RealPath Blend 2060 Inst Class - 06-6FF	177,101	129,918
PIMCO RealPath Blend 2065 Inst Class - 06-6RV	10,003	684
PIMCO RealPath Blend Inc Instl Class - 06-49P	97,590	572,630
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	1,918	270
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	1,133,764	511,155
PIMCO Total Return Fund Admin Class - 06-291	400,500	620,167
PIMCO Total Return Fund Institutional Class - 06-FCN	636,351	884,234
PIMCO Total Return Fund R Class - 06-680	158,086	758,530
Pimco Total Return Ii Instl Class - 06-6YY	1,757,775	25,453
Pioneer Bond Fund A Class - 06-834	768,462	1,626,400
Pioneer Bond Fund K Class - 06-FCP	15,496,560	15,497,766
Pioneer Bond Fund Y Class - 06-823	1,450,862	1,628,452
Pioneer Classic Balanced Fund N Class - 06-3WW	8,698	31,172
Pioneer Dynamic Credit Fund A Class - 06-022	6,173	77
Pioneer Equity Income Fund A Class - 06-327	172,620	1,143,762
Pioneer Equity Income Fund K Class - 06-FCR	484,490	3,959,605
Pioneer Equity Income Fund Y Class - 06-828	555,100	3,472,456
Pioneer Fund A Class - 06-833	915,527	909,510
Pioneer Fund VCT Portfolio I Class - 06-590	237,986	714,265
Pioneer Fundamental Growth Fund A Class - 06-628	634,125	739,870
Pioneer Fundamental Growth Fund K Class - 06-FCT	140,309	218,002
Pioneer Fundamental Growth Fund Y Class - 06-626	529,714	1,488,169
Pioneer Global Equity Fund A Class - 06-GGH	1,238	124
Pioneer Global Equity Fund Y Class - 06-GGJ	154,372	7,894
Pioneer High Yield Fund A Class - 06-837	14,258	88,462
Pioneer High Yield Fund Y Class - 06-829	2,209	5,528
Pioneer K Retirement Class - 06-6FH	40,269	20,489
Pioneer Mid Cap Value Fund A Class - 06-838	148,895	53,192
Pioneer Select Mid Cap Growth Fund A Class - 06-836	113,442	1,160,918
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	607,543	774,920
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	457,180	2,027,034
Pioneer Strategic Income Fund A Class - 06-594	33,693	31,496
Pioneer Strategic Income Fund K Class - 06-FCW	139,965	205,747
Pioneer Strategic Income Fund Y Class - 06-CGG	109,959	257,007
Principal Bond Market Index Fund R3 Class - 06-FHX	239,504	180,723
Principal Core Fixed Inc R6 Class - 06-3JJ	11,742	659,657
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	46,809	27,492
Principal International Equity Index Fund R3 Class - 06-CVG	201,926	272,877
Principal LargeCap Growth Fund R6 Class - 06-3JH	15,635	744,107
Principal MidCap R6 Retirement Class - 06-6H4	178,091	386,742
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	708,500	739,063
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN	96,791	100,055
Principal Real Estate Securities Fund R6 Class - 06-3CP	171,980	28,385
Principal Small Cap S&P 500 Index R6 Class - 06-4TV	23,487	25,709
Principal SmallCap Growth Fund I R6 Class - 06-3RP	33,926	17,375
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	405,087	559,977

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Principal SmallCap Value II R6 Ret Class - 06-6M7	116	5
Putnam Core Equity R6 Retirement Class - 06-6RM	52,175	8,943
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	34,809	120,104
Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP	157	164
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	708	751
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	16,597	132
Putnam Growth Opportunities Fund A Class - 06-938	609,019	457,005
Putnam Growth Opportunities Fund R6 Class - 06-GCG	1,174,850	612,354
Putnam Growth Opportunities Fund Y Class - 06-899	129,998	12,039,654
Putnam Large Cap Value A Class - 06-FCG	2,214,164	2,165,522
Putnam Large Cap Value R6 Class - 06-36H	8,028,388	2,361,327
Putnam Large Cap Value Y Class - 06-FCF	1,129,114	2,692,086
Putnam Small Cap Growth R6 Retirement Class - 06-6N4	153,496	3,571
Putnam Sustainable Future Fund R6 Class - 06-3XC	3,332	1,950
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	103,902	175,477
Russell Emerging Markets Fund S Class - 06-747	462	4
Russell Equity Income Fund S Class - 06-742	5,973	214,011
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	64,907	77,814
Russell Global Real Estate Securities Fund S Class - 06-739	8,288	2,718
Russell Investment Grade Bond Fund S Class - 06-738	38,415	8,941
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	36,739	14,746
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	413,622	457,947
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	662	1,402
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	45	35,643
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	52,183	81,403
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	1,467	89,590
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	36,052	62,900
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	29,173	134,073
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	14,327	213,138
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	233	375,302
Russell Short Duration Bond Fund S Class - 06-748	157,200	111,210
Russell Sustainable Equity Fund S Class - 06-744	161	504
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	23,505	73,939
Russell U.S. Small Cap Equity Fund S Class - 06-749	8,576	47,666
State Street Equity 500 Index Admin Class - 06-225	20,652,402	41,687,605
State Street Equity 500 Index R Class - 06-167	5,687,332	9,972,569
State Street Target Retirement 2020 Fund K Class - 06-3TT	8,832	126
State Street Target Retirement 2025 Fund K Class - 06-3TV	581,240	622,394
State Street Target Retirement 2030 Fund K Class - 06-3TW	415,107	342,147
State Street Target Retirement 2035 Fund K Cl - 06-3VR	443,189	401,385
State Street Target Retirement 2040 Fund K Class - 06-3TY	311,802	42,301
State Street Target Retirement 2045 Fund K Class - 06-3V3	426,789	181,081
State Street Target Retirement 2050 Fund K Class - 06-3V4	467,358	85,066
State Street Target Retirement 2055 Fund K Class - 06-3V6	347,523	412,536
State Street Target Retirement 2060 Fund K Class - 06-3V7	437,782	90,109
State Street Target Retirement 2065 K Class - 06-64F	134,149	6,687
State Street Target Retirement Fund K Class - 06-3V9	93,558	551,875
T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR	299,003	108,872
T Rowe Price Glbl Multi Sector Bd I Class - 06-64T	30	-
T Rowe Price Health Science I Class - 06-4GC	89,457	140,655
T Rowe Price Intl Discovery - 06-63M	193,900	110,557
T Rowe Price Ret 2065 Adv Class - 06-63R	186,182	215,976
T Rowe Price Ret 2065 R Class - 06-63W	162,332	87,530
T Rowe Price Spec Mod Gr I Inst Class - 06-4MP	443	41,124
T Rowe Price Value I Class - 06-4GV	5,177,679	5,471,505
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	13,084,671	8,703,223
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	1,402,998	5,303,283
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	489,171	213,037
T. Rowe Price Equity Income Fund I Class - 06-FFP	2,758,103	2,255,267
T. Rowe Price Equity Income Fund R Class - 06-775	42,655	1,033,119
T. Rowe Price Equity Income Portfolio - 06-580	951,684	5,075,711
T. Rowe Price European Stock Fund - 06-755	2,650	241
T. Rowe Price Financial Services Fund I Class - 06-GPC	87,107	23,044
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	818,182	1,910,652
T. Rowe Price Growth Stock Fund I Class - 06-FFR	6,360,532	13,835,894
T. Rowe Price Growth Stock Fund R Class - 06-780	340,587	958,023
T. Rowe Price International Stock Fund R Class - 06-715	38,189	62,421
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	7,623	35,090

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price International Value Equity Fund I Class - 06-FFT	340,524	486,468
T. Rowe Price International Value Equity Fund R Class - 06-795	27,034	57,049
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	1,435,007	423,087
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	158,375	1,127,687
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	129,935	127,734
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	1,126,914	329,021
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	58,309	403,867
T. Rowe Price New America Growth Fund I Class - 06-3CY	409,614	353,383
T. Rowe Price New Horizons Fund IS Class - 06-3XK	20,777	15,398
T. Rowe Price Overseas Stock Fund I Class - 06-3RR	281,764	183,689
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	5,889	16,337
T. Rowe Price Retirement 2005 Fund R Class - 06-576	15,495	41,808
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	49,837	198,711
T. Rowe Price Retirement 2010 Fund R Class - 06-579	32,496	282,545
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	30,816	128,069
T. Rowe Price Retirement 2015 Fund R Class - 06-776	79,412	176,986
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	186,882	510,993
T. Rowe Price Retirement 2020 Fund R Class - 06-778	398,346	1,699,554
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	422,325	1,366,109
T. Rowe Price Retirement 2025 Fund R Class - 06-781	557,118	2,043,216
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	585,131	1,748,922
T. Rowe Price Retirement 2030 Fund R Class - 06-783	1,149,829	1,951,020
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	1,342,632	1,601,225
T. Rowe Price Retirement 2035 Fund R Class - 06-786	1,024,522	2,486,520
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	600,645	1,603,486
T. Rowe Price Retirement 2040 Fund R Class - 06-789	792,869	2,036,603
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	859,295	1,673,010
T. Rowe Price Retirement 2045 Fund R Class - 06-792	840,740	2,647,359
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	714,556	1,600,056
T. Rowe Price Retirement 2050 Fund R Class - 06-794	739,682	1,442,042
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	602,938	798,735
T. Rowe Price Retirement 2055 Fund R Class - 06-797	423,319	874,146
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	420,584	765,068
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	393,854	666,339
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	35,211	102,808
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	61,246	390,364
Templeton Foreign Fund A Class - 06-312	84,541	58,073
Templeton Foreign Fund R Class - 06-920	19,640	61,768
Templeton Foreign Fund R6 Class - 06-GCR	73,157	49,626
Templeton Global Bond Fund A Class - 06-886	153,693	69,337
Templeton Global Bond Fund Advisor Class - 06-CNH	-	1,153
Templeton Global Bond Fund R Class - 06-887	7,536	37,792
Templeton Global Bond Fund R6 Class - 06-FGT	44,981	131,139
Templeton Growth Fund A Class - 06-313	17,788	7,241
Templeton Growth Fund R Class - 06-925	139	18,034
Templeton International Bond Fund A Class - 06-CHN	88,255	114,284
The Hartford Balanced Income Fund R6 Class - 06-3P9	715,374	435,940
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	3,013,887	1,841,240
The Hartford International Opportunities Fund R6 Class - 06-3F7	258,731	115,599
The Hartford MidCap Fund R3 Class - 06-39R	2,939	38,359
The Hartford MidCap Fund R6 Class - 06-39T	29,973	23,668
The Hartford Total Return Bond Fund R6 Class - 06-3P6	53,545	10,553
The Hartford World Bond Fund R4 Class - 06-3YH	19,764	11,109
The Hartford World Bond Fund R6 Class - 06-3P7	12,945	19,728
Thornburg Developing World R6 Class - 06-4GW	24,305	23,566
Thornburg International Value Fund R3 Class - 06-990	207,732	291,565
Thornburg International Value Fund R5 Class - 06-316	456,088	434,070
Thornburg International Value Fund R6 Class - 06-GPF	1,428,469	379,096
Thornburg Investment Income Builder Fund R3 Class - 06-987	8,164	7,506
Thornburg Investment Income Builder Fund R5 Class - 06-986	2,290	52,817
Thornburg Investment Income Builder Fund R6 Class - 06-39W	27,563	68
Thornburg Limited Term Income Fund R3 Class - 06-995	583,772	1,926,854
Thornburg Limited Term Income Fund R5 Class - 06-953	695,546	1,044,832
Thornburg Limited Term Income Fund R6 Class - 06-GCV	4,629,678	7,160,508
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	4,409	1,277
Thornburg Smid Growth R3 Class - 06-985	10,847	55,709
Thornburg Smid Growth R5 Class - 06-314	42,763	61,343
Thornburg Strategic Income R6 Class - 06-4XJ	10,042,784	7,273,151

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Thornburg Value Fund R3 Class - 06-109	14,449	63,320
TIAA CREF Intl Opps Retl Adv Class - 06-6J9	1,044	43,145
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	1,089,249	926,695
TIAA-CREF Bond Index Fund Retirement Class - 06-434	158,241	361,396
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	101,580	258,252
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	149,172	124,158
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	172,379	344,509
TIAA-CREF Core Impact Bd R Class - 06-CNK	6,909	7,978
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	118,328	285,061
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW	1,414,195	1,360,437
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	315,480	583,831
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	3,116,274	2,994,559
TIAA-CREF International Equity Index fund Retirement Class - 06-428	1,043,538	1,252,609
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	675,064	474,974
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	6,466,551	8,942,751
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	3,781,464	14,024,078
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	1,509,353	3,724,701
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	885,327	1,274,351
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	24,559	35,019
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	56,342	17,681
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	23,818	1,483
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	44,080	8,990
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	15,578	1,169
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	22,491	5,887
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	40,465	59,561
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y	27,961	7,056
TIAA-CREF Lifecycle 2065 Instl Class - 06-64H	6,332	5,858
TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR	5,641,161	3,165,212
TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT	1,861,108	879,731
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	710,399	1,279,791
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	279,350	1,194,063
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	1,294,966	6,383,916
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	495,262	1,150,640
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	4,829,828	26,082,880
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	1,994,368	4,240,631
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	16,092,080	42,285,772
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	5,507,929	15,591,304
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	19,702,314	54,162,400
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	7,789,909	11,599,370
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	22,346,756	37,416,839
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	8,425,796	11,477,727
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	19,609,031	45,104,027
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	7,459,945	8,767,159
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	18,728,314	31,956,626
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	6,348,132	8,282,575
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	21,239,266	35,185,402
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	7,338,252	8,943,984
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	16,496,635	21,513,853
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	6,445,647	6,692,229
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	11,640,942	13,059,360
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	4,959,419	4,836,687
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	843,203	2,097,739
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	181,941	728,171
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	197,797	182,408
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	12,447	104,599
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ	59,274	128,479
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	34,471	18,125
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	52,252	37,827
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	244,148	159,546
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	1,053,740	883,336
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	146,056	367,235
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	124,777	114,110
Timothy Plan Conservative Growth Fund A Class - 06-339	4,666	73,672
Timothy Plan Strategic Growth Fund A Class - 06-341	3,038	4,054
Touchstone Flexible Income Fund A Class - 06-703	5,419	9,961
Touchstone Focused Fund A Class - 06-619	4,883	125,010

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Touchstone Focused Fund Y Class - 06-624	4,822	1,350
Touchstone Growth Opportunities Fund A Class - 06-699	(2)	16,483
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK	6,090	25,685
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	-	63
Touchstone Mid Cap Growth R6 Class - 06-4Y4	11,847	20
Touchstone Mid Cap R6 Retirement Class - 06-6PW	120	-
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	15,659	3,013
Touchstone Value Fund A Class - 06-702	1	366
TRowe Price Global Alloc I Class - 06-47W	12,106	27,060
TRowePrice Intg US Smcp Gr Inst Class - 06-6RT	627,314	26,885
TRowePrice Ret 2005 Inst Class - 06-6RX	808,578	72,999
TRowePrice Ret 2010 Inst Class - 06-6RY	831,773	201,957
TRowePrice Ret 2015 Inst Class - 06-6T3	5,166,894	760,503
TRowePrice Ret 2020 Inst Class - 06-6T4	13,018,552	2,035,972
TRowePrice Ret 2025 Inst Class - 06-6T6	42,941,151	5,488,068
TRowePrice Ret 2030 Inst Class - 06-6T7	39,862,987	4,010,918
TRowePrice Ret 2035 Inst Class - 06-6T9	45,726,457	3,338,678
TRowePrice Ret 2040 Inst Class - 06-6TC	43,047,781	2,697,448
TRowePrice Ret 2045 Inst Class - 06-6TF	41,882,355	2,903,478
TRowePrice Ret 2050 Inst Class - 06-6TG	38,373,449	3,492,308
TRowePrice Ret 2055 Inst Class - 06-6TH	23,796,637	2,136,724
TRowePrice Ret 2060 Inst Class - 06-6TJ	16,259,701	1,848,408
TRowePrice Ret 2065 Inst Class - 06-6TK	3,799,106	694,048
TRowePrice Ret Balanced Inst Class - 06-6TM	4,419,895	607,104
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX	10,686,145	2,394,298
USAA Intermediate Term Bond Fund R6 Class - 06-4NT	24,836	126,781
USAA Nasdaq 100 Index Fund R6 Class - 06-4NV	456,160	219,755
Vanguard 500 Index Fund Admiral Class - 06-FHY	42,802,769	50,071,708
Vanguard Balanced Index Fund Admiral Class - 06-FJC	563,088	780,640
Vanguard Commodity Strat Adm Inst Class - 06-4XX	18,432	72
Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3	241	144,439
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	3,163,574	2,494,426
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	594,222	259,608
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	975,389	911,886
Vanguard Energy Fund Admiral Class - 06-FJH	402,382	251,355
Vanguard Energy Index Adm Institutional Class - 06-6N6	139,132	13,466
Vanguard Equity Income Fund Admiral Class - 06-FJJ	6,460,858	9,891,628
Vanguard European Stock Index Fund Inst Class - 06-4PP	247	41,988
Vanguard Explorer Fund Admiral Class - 06-FJK	6,873,381	5,297,260
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	234,212	513,248
Vanguard Financials Idx Admiral Class - 06-4G7	86,577	39,245
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	122,255	73,363
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	1,130,350	788,104
Vanguard GNMA Fund Admiral Class - 06-GFM	257,441	443,066
Vanguard Growth and Inc Adm Inst Class - 06-4MV	1,040,656	764,064
Vanguard Growth Index Fund Admiral Class - 06-FJN	5,037,662	6,203,797
Vanguard Health Care Fund Admiral Class - 06-FJP	87,129	57,330
Vanguard Health Care Idx Adm Inst Class - 06-4MW	294,658	321,593
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX	1,074	383
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	2,190,202	2,340,007
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	898,449	1,646,130
Vanguard Info Tech Idx Admiral Class - 06-4G9	1,031,161	369,512
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	2,798,159	1,482,551
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	416,737	189,318
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	401,575	349,207
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	119,036	28,719
Vanguard International Growth Fund Admiral Class - 06-3F6	6,460,722	8,236,045
Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K	17,227	20,498
Vanguard Intl Value Inv Class - 06-4XG	230,982	40,889
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	416,870	434,947
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	1,684,693	2,152,154
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	93,980	78,165
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	1,240,790	1,891,213
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	18,750	122,633
Vanguard Materials Index Fund Admiral Class - 06-FKG	14,057	64,081
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	250,340	986,577
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	3,536,037	3,584,581
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	9,173,290	16,104,671

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	656,015	454,505
Vanguard REIT Index Fund Admiral Class - 06-FKK	1,618,144	1,397,240
Vanguard Selected Value Fund Investor Class - 06-FKM	1,163,551	529,045
Vanguard Short Term Federal Fund Investor Class - 06-305	40,985	160,618
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR	308,290	162,748
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9	182,082	137,638
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	784,784	2,894,982
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	12,937,568	12,705,732
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	1,655,763	1,968,461
Vanguard Strategic Equity Inv Inv Class - 06-4MY	560,286	331,862
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	1,973,960	1,830,162
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	5,566,150	3,879,175
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	9,185,287	4,855,056
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	7,156,692	2,700,300
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	8,136,443	3,237,148
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	9,058,526	3,093,154
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	8,962,989	3,116,996
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	6,181,581	2,118,194
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	5,192,366	885,460
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	1,457,098	357,991
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	1,715,901	605,831
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	21,018,040	20,489,239
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	102,173	19,283
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	30,749,674	31,236,782
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	2,996,454	4,612,208
Vanguard Trgt Retire 2070 Inv Class - 06-6MJ	235,007	50,982
Vanguard U.S Growth Fund Admiral Class - 06-FMV	13,363,869	15,777,854
Vanguard Utilities Idx Adm Inst Class - 06-4N7	45,199	8,344
Vanguard Value Index Fund Admiral Class - 06-FMW	2,091,504	1,198,298
Vanguard VIF Small Company Growth Portfolio - 06-119	1,961,307	3,691,092
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	68,322	435,884
Vanguard Wellington Fund Admiral Class - 06-GFF	1,278,040	530,196
Vanguard Windsor II Admiral Inst Class - 06-4V3	1,641,148	1,189,723
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF	184,215	46,979
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	30,261	146,246
Victory RS Small Cap Growth Fund R6 Class - 06-33C	39	576
Victory Sycamore Established Value Fund A Class - 06-581	480,102	661,845
Victory Sycamore Established Value Fund R Class - 06-583	80,233	72,806
Victory Sycamore Established Value Fund R6 Class - 06-FMX	485,998	2,440,964
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	41,553	22,419
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	26,864	255,553
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	25,015	15,464
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	48,396	26,441
Virtus AllianzGI Small Cap R6 Class - 06-3YT	7,412	23,799
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	123,589	475,649
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	136,072	687,058
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	1,238,848	3,095,772
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	23,053	53,140
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	28,928	175,307
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	271,509	406,318
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	-	21
Virtus NFJ Dividend Value A Class - 06-4WJ	14,301	29,305
Virtus NFJ Dividend Value Inst Class - 06-6WR	25,575	21,828
Virtus NFJ Mid Cap Value Inst Class - 06-6WT	444,222	91,084
Virtus NFJ Mid-Cap Value A Class - 06-4WK	10,001	131,557
Virtus NFJ Small Cap Val Inst Class - 06-6WV	920,218	151,135
Virtus NFJ Small-Cap Value A Class - 06-4WM	38,030	317,637
Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ	10,246	74,919
Virtus Seix High Yield A Class - 06-6WC	23,577	22,710
Virtus Seix Total Return Bond Fund A Class - 06-811	5,454	1,591
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX	2,283	53
Voya Interm Bond R6 Retirement Class - 06-4NR	478,734	114,741
Voya Small Cap Growth Inst Class - 06-6KM	549,968	541,249

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Voya Small Cap Growth R Class - 06-6KN	127,495	119,429
Voya Small Cap Growth R6 Class - 06-6JT	1,708	1
Western Asset Core Plus Bond Fund FI Class - 06-713	8,169	21,908
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	1,030,351	5,506,927
Western Asset Core Plus Bond Fund R Class - 06-718	3,928	54,386
TOTAL	$2,391,553,268	$2,447,895,597

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

As announced on September 11, 2024, OneAmerica entered into a definitive agreement to sell its full-service retirement plan business to Voya Financial, Inc. (Voya). The transaction consists of the sale of two of the Company's affiliates, OARS and One America Investment Advisory Services, LLC, and an indemnity reinsurance agreement for the specified group annuity contracts. The transaction closed on January 2, 2025, with an effective date of January 1, 2025. As of January 1, 2025, general account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and are to be ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million are to be ceded through 100% indemnity modified coinsurance. The Company transferred assets to the reinsurer of $2,726.5 million and established a funds withheld balance of $1,077.1 million, subject to customary post-close adjustments. The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 25, 2025, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2024 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 3, 2025

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2024 and 2023

(In thousands)

	2024	2023
Admitted assets
Bonds, at amortized cost (market value of $10,512,977 and $10,689,170)	$11,549,070	$11,550,705
Stocks
Preferred, at cost (market value of $14,999 and $16,974)	15,000	17,000
Common
Affiliated (cost of $2,964)	10,951	6,803
Unaffiliated (cost of $68,521 and $74,242)	69,559	75,910
Mortgage loans	2,556,978	2,430,793
Real estate	88,592	87,575
Other invested assets	672,499	596,396
Receivables for securities	6,172	1,812
Securities lending reinvested collateral	356,960	374,495
Derivatives	13,634	8,069
Contract loans	771,468	653,907
Cash and short-term investments (market value of $373,052 and $121,533)	373,029	121,519
Total cash and invested assets	16,483,912	15,924,984
Other
Premiums deferred and uncollected	99,049	96,789
Reinsurance receivables	51,215	74,176
Investment income due and accrued	126,470	132,915
Federal income tax recoverable	57,729	36,637
Net deferred tax asset	122,283	121,308
Corporate owned life insurance	548,492	502,538
Admitted disallowed IMR	75,607	12,406
Other assets	74,007	75,417
Total admitted assets, excluding separate accounts	17,638,764	16,977,170
Separate account assets	22,098,831	20,168,957
Total admitted assets	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2024 and 2023

(In thousands, except share amounts)

	2024	2023
Liabilities and surplus
Policy reserves
Life reserves	$3,713,686	$3,444,945
Annuity reserves	9,702,761	9,158,649
Accident and health reserves	234,972	237,792
Other reserves	61,567	66,054
	13,712,986	12,907,440
Policy and contract liabilities
Policy claims in process of settlement	68,863	59,099
Policy dividends payable	35,339	29,170
Deposit-type contracts	1,658,259	1,867,539
Other policy and contract liabilities	19,330	17,388
	1,781,791	1,973,196
General liabilities and other reserves
Accrued commissions and general expenses	270,355	228,021
Taxes, licenses and fees	7,084	6,225
Asset valuation reserve	211,978	204,354
Payable for securities lending	356,960	374,495
Derivatives	2,947	3,060
Other liabilities	186,213	126,463
Total liabilities, excluding separate accounts	16,530,314	15,823,254
Separate account liabilities	22,098,831	20,168,957
Total liabilities	38,629,145	35,992,211

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	75,607	12,406
Unassigned surplus	583,593	692,260
Total surplus	1,108,450	1,153,916
Total liabilities and surplus	$39,737,595	$37,146,127

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Premium and other income
Premium income	$5,244,462	$5,278,738
Net investment income	742,119	669,583
Amortization (accretion) of interest maintenance reserve	(4,661)	(791)
Ceding commissions, expense allowances and reserve adjustments	66,442	67,677
Other income	183,139	145,870
	6,231,501	6,161,077
Benefits and expenses
Benefits	5,536,792	4,306,857
Increase (decrease) in policy and contract reserves	805,547	917,885
Separate account transfers	(813,280)	252,235
General expenses	484,238	447,413
Commissions and service fees	212,298	203,334
Taxes, licenses and fees	36,904	31,894
Other	3,249	6,228
	6,265,748	6,165,846
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(34,247)	(4,769)

Dividends to policyholders	38,368	30,700
Federal income tax expense (benefit)	(38,101)	(32,997)
Net gain (loss) from operations before net realized capital gains (losses)	(34,514)	(2,472)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $13,977 and $14, and net transfers of capital gains (losses) to the interest maintenance reserve of ($18,039) and ($642), in 2024 and 2023, respectively	(24,102)	(2,561)
Net income (loss)	$(58,616)	$(5,033)

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Surplus, beginning of year	$1,153,916	$1,194,327

Net income (loss)	(58,616)	(5,033)
Change in unrealized gains and losses	9,126	14,212
Change in net unrealized gain (loss) on foreign exchange	2,719	296
Change in net deferred income tax	20,148	18,987
Change in asset valuation reserve	(7,624)	(17,087)
Change in nonadmitted assets	(14,344)	(47,844)
Change in surplus as a result of reinsurance	-	(1,465)
Change in pension liability	3,125	(3,529)
Other	-	1,052
Surplus, end of year	$1,108,450	$1,153,916

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2024 and 2023

(In thousands)

	2024	2023
Cash from operations
Premiums and other policy considerations	$5,243,091	$5,264,756
Investment income	754,995	666,720
Other income	270,877	179,852
	6,268,963	6,111,328
Benefits and separate account transfers	4,718,927	4,544,717
Commissions and general expenses	735,892	680,245
Federal income taxes including ($4,062) and ($628) for 2024 and 2023, respectively, on capital gains (losses)	(21,070)	(17,302)
Dividends to policyholders	32,199	30,119
	5,465,948	5,237,779
Net cash provided (used) from operations	803,015	873,549

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,208,047	555,699
Stocks	10,011	2,016
Mortgage loans	220,243	218,062
Other invested assets	37,615	23,140
Miscellaneous proceeds	75,745	57,712
	1,551,661	856,629
Cost of investments acquired
Bonds	1,301,355	1,040,370
Stocks	1,712	17,000
Mortgage loans	346,683	220,766
Real estate	6,706	6,140
Other invested assets	103,247	102,918
Miscellaneous applications	43,333	28,710
	1,803,036	1,415,904
Increase in contract loans	117,560	114,173
Net cash provided (used) from investments	(368,935)	(673,448)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	(209,280)	46,004
Other (uses) sources	26,710	(107,404)
Net cash provided (used) from financing and miscellaneous sources	(182,570)	(61,400)
Net change in cash	251,510	138,701
Cash and cash equivalents, beginning of year	121,519	(17,182)
Cash and cash equivalents, end of year	$373,029	$121,519

Supplemental disclosures for non-cash transactions: Capitalized interest	$6,526	$5,569

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Thirty-nine percent of AUL’s direct premiums for the year ended December 31, 2024 were generated in six states: Indiana, California, Colorado, Florida, Illinois, and Texas.

In December 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2024 and 2023 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2024	2023
Audited statutory net income (loss), Indiana state basis		$(58,616)	$(5,033)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	(17,429)	17,937
Statutory net income (loss), NAIC SAP		$(41,187)	$(22,970)

Audited statutory surplus, Indiana state basis		$1,108,450	$1,153,916
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	508	17,937
Statutory surplus, NAIC SAP		$1,107,942	$1,135,979

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities, and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2024, the cash surrender value in an investment vehicle is $548.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 0% cash and short-term investments, and 62% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $157.1 million and $109.3 million as of December 31, 2024 and 2023, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2024 and 2023 was $29.9 million and $17.8 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2024. The Company has also admitted a net negative (disallowed) IMR balance of $1.0 million related to its separate accounts.

Net negative (disallowed) IMR	$75,607
Admitted disallowed IMR	75,607
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,017,490
Admitted disallowed IMR % of adjusted capital and surplus:	7.4%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health, and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The Board of Directors approve the dividend scale.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $1.7 million and $2.3 million for the years ended December 31, 2024 and 2023, respectively. Future lease commitments are as follows: 2025, $0.7 million; 2026, $0.7 million; 2027, $0.6 million; 2028, $0.4 million; 2029, $0.0 million; thereafter.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2024 and 2023, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The Company also uses derivatives, including credit default swap indexes, to hedge credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance requires derivative instruments used in economic hedging transactions to be marked-to-market and recognized at fair value on the Statutory Statements of Admitted Assets, Liabilities, and Surplus, with changes in fair value reported in unassigned surplus as unrealized gains or losses. At the time the contracts expire or are terminated, any gain or loss is reported as a capital gain or loss in the Statutory Statement of Operations and are reduced by amounts transferred to the Interest Maintenance Reserve (“IMR”). Foreign currency swaps which qualify as cash flow hedges are carried at the cumulative unrealized gain/loss on the contract, with current period translation adjustments reflected as unrealized gains/losses through unassigned surplus. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2024, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2024, statutory surplus was $623.8 million and $59.3 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2024 and 2023 for such services were $128.9 million and $113.4 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,741.3 million and $1,905.9 million at December 31, 2024 and 2023, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made all seven contributions agreed to in the permitted practice. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain has been fully amortized into earnings and was amortized at the rate that the premiums were recorded.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.1 million and $1.0 million in 2024 and 2023, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million in both 2024 and 2023. The Company made a $2.0 million capital contribution to OAS in 2023 and no capital contributions in 2024. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2024.

The Company earned fees of $0.8 million and $1.8 million in 2024 and 2023, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.1 million and $0.0 million in 2024 and 2023, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2024 or 2023. During 2024 and 2023, the Company recognized a realized impairment loss of $0.8 million and $2.0 million, respectively, on its investment in RMS.

During 2024 and 2023, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $9.2 million and $20.0 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $11.2 million and $7.6 million in 2024 and 2023, respectively. OAM also provides investment management services to AUL and fees for this service were $15.7 million and $16.3 million in 2024 and 2023, respectively.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2024	Value	Gains	Losses	Value
U.S. government bonds	$928,888	$2,901	$56,580	$875,209
All other government bonds	128,006	75	22,474	105,607
Special revenue and special assessment	617,990	2,062	38,124	581,928
Hybrid bonds	45,452	4,934	555	49,831
Industrial and miscellaneous	9,828,734	66,613	994,945	8,900,402
	$11,549,070	$76,585	$1,112,678	$10,512,977

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2024	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$379,290	$17,663	$201,281	$38,917	$580,571	$56,580
All other government bonds	8,605	184	83,606	22,290	92,211	22,474
Special revenue and assessment	175,398	5,007	219,785	33,117	395,183	38,124
Hybrid bonds	-	-	2,833	555	2,833	555
Industrial and miscellaneous	1,025,495	36,260	4,783,200	958,685	5,808,695	994,945
	$1,588,788	$59,114	$5,290,705	$1,053,564	$6,879,493	$1,112,678

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $78.5 million of bond impairments related to other-than-temporary declines in fair value in 2024. The amount in 2024 was reported as a realized loss. The 2024 book value of the impaired bonds was $1,186.8 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2024, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$318,008	$315,412
Due after one year through five years	1,163,732	1,137,604
Due after five years through ten years	1,343,628	1,231,094
Due after ten years	5,743,588	4,972,167
	8,568,956	7,656,277
Mortgage-backed securities	2,980,114	2,856,700
	$11,549,070	$10,512,977

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Proceeds from sales of investments in bonds during 2024 and 2023 were $270.9 million and $26.9 million, respectively. Gross gains of $0.4 million and $0.7 million and gross losses of $10.3 million and $2.6 million were realized on those disposals in 2024 and 2023, respectively.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 7 CUSIPS with a total of $0.4 million of investment income generated.

Loan-backed securities owned at December 31, 2024 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$23,011
	12 months or longer	$112,782

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$665,136
	12 months or longer	$732,481

Total capital gains (losses) of ($85.9) million and ($3.1) million before tax were transferred to IMR in 2024 and 2023, respectively.

At December 31, 2024 and 2023, the common stock unrealized appreciation of $9.0 million and $5.5 million, respectively, is comprised of $9.3 million and $5.5 million of unrealized gains, respectively, and $0.3 million and $0.0 million of unrealized losses, respectively, and has been reflected directly in surplus. In 2024 and 2023, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

	2024	2023
Interest	$695,973	$636,409
Dividends	7,981	11,378
Rental income	18,292	18,742
Other	59,250	42,917
Gross investment income	781,496	709,446

Less investment expenses	39,377	39,863
Net investment income	$742,119	$669,583

Net investment income includes $6.5 million and $5.6 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2024	2023
Interest income due and accrued
Gross	$126,470	$132,915
Nonadmitted	-	-
Admitted	$126,470	$132,915

At December 31, 2024 and 2023, investments in bonds with an admitted asset value of $3.8 million and $4.1 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $56.3 million and $18.0 million at December 31, 2024 and 2023, respectively. AUL had $357.6 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2024 and 2023, respectively.

AUL did not hold any structured notes at December 31, 2024 or 2023.

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	10,951	-	10,951	6/21/2024	Sub-2	Y	6,832	N
MRO-A	1,601	1,601	-	N/A	N/A	N/A	N/A	N/A
Total	$12,552	$1,601	$10,951

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2024, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Apartments	$561,539	21.9%	$541,244	22.3%
Industrial/warehouse	797,157	31.2%	685,803	28.2%
Medical office	30,907	1.2%	40,515	1.7%
Office	288,702	11.3%	281,806	11.6%
Retail	841,712	32.9%	844,950	34.7%
Other	37,541	1.5%	36,769	1.5%
Subtotal gross mortgage loans	2,557,558	100.0%	2,431,087	100.0%
Valuation allowance	(580)		(294)
Balance, end of year	$2,556,978		$2,430,793

During 2024, the minimum and maximum lending rates for mortgage loans were 5.3 percent and 8.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.1 percent. As of December 31, 2024 and 2023, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2024 or 2023.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2024 and 2023 and did not hold a related allowance for losses during those periods.

	2024	2023
	Unpaid Principal Balance	Unpaid Principal Balance
Apartments	$561,539	$541,244
Industrial/warehouse	797,157	685,803
Medical office	30,907	40,515
Office	288,702	281,806
Retail	841,712	844,950
Other	37,541	36,769
Balance, end of year	$2,557,558	$2,431,087

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2024	2023
CM1 - high quality	$2,140,900	$2,087,937
CM2 - high quality	390,830	333,365
CM3 - medium quality	23,898	8,400
CM4 - low medium quality	1,350	1,385
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,556,978	2,431,087

Residential - not categorized	-	-

Valuation adjustment	(580)	(294)

Total	$2,556,398	$2,430,793

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2024 or 2023. The Company did not restructure any mortgage loans in 2024 or 2023.

AUL had outstanding mortgage loan commitments of approximately $22.3 million and $75.4 million at December 31, 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate, credit, and currency risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes, clearing houses, and the foreign exchange market and are primarily contracted in the over the counter (OTC) market. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company uses foreign currency interest rate swaps to hedge the currency risk of certain foreign currency-denominated long-term bonds owned and are designated as cash flow hedges. Under these foreign currency swaps, the Company agrees to pay, at specified intervals, fixed rate foreign currency-denominated interest payments to the counterparty in exchange for fixed rate U.S. dollar-denominated interest payments. These interest payments are calculated by reference to agreed upon notional principal amounts. The net amount received is reported as a component of investment income. At maturity, the Company will pay the foreign currency-denominated notional amount to the counterparty in exchange for the U.S. dollar-denominated notional amount. By entering into these foreign currency swaps, the Company has effectively converted foreign currency-denominated assets into U.S. dollar-denominated assets. Upon termination, gains or losses will be recognized immediately in the summary of operations, in a manner consistent with the hedged item.

The Company may be exposed to credit spread risk on uninvested cash. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes shorting investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

As of December 31, 2024, the fair value of derivative assets and liabilities were $15.9 million and $2.9 million, respectively. As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. The change in unrealized gains and losses was $2.0 million and ($2.6) million, net gain (loss) recognized in 2024 and 2023, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $13.4 million and $6.9 million at December 31, 2024 and 2023, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $10.8 million and $18.6 million at December 31, 2024 and 2023, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2024		2023
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$35,150	$4,536	$29,010	$4,086
Written S&P 500 call options	35,150	(1,742)	29,010	(1,837)
Credit default swaps index	226,050	5,125	127,400	2,511
Foreign currency swaps	80,061	5,331	80,061	2,577
U.S. Treasury futures	127,000	(247)	57,300	(48)
Net fair value		$13,003		$7,289

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

				Gross
				Admitted and
				Nonadmitted
				Restricted to
				Total
	Total General Account		Change	Admitted
Restricted Asset Category	2024	2023	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$66,561	$73,561	$(7,000)	0.2%
On deposit with states	3,827	3,814	13	0.0%
Bonds held for the FHLBI collateral	756,971	598,142	158,829	1.9%
Bonds held for assumed reinsurance	102,811	142,853	(40,042)	0.3%
Mortgage loans held for the FHLBI collateral	1,443,350	2,154,246	(710,896)	3.6%
Collateral held under security lending agreement	356,960	374,495	(17,535)	0.9%
Total restricted assets	$2,730,480	$3,347,111	$(616,631)	6.9%

The Company held cash collateral at fair value in the amount of $357.5 million and $374.9 million as of December 31, 2024 and 2023, respectively.

Reinvested collateral assets as of December 31, 2024 are as follows:

	2024		2023
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(378)	$(324)	$(629)	$(632)
30 Days or Less	80,655	80,657	110,976	110,983
31 to 60 Days	6,045	6,048	37,725	37,737
61 to 90 Days	13,300	13,309	3,250	3,251
91 to 120 Days	12,721	12,745	3,674	3,678
121 to 180 Days	35,411	35,461	36,536	36,550
181 to 365 Days	163,763	164,121	143,372	143,651
1 to 2 Years	45,443	45,520	36,121	36,170
2 to 3 Years	-	-	3,470	3,472
Greater than 3 Years	-	-	-	-
Subtotal	356,960	357,537	374,495	374,860
Securities Received	-	-	-	-
Total Collateral Reinvested	$356,960	$357,537	$374,495	$374,860

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2024 and 2023 as follows:

	2024	2023
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$41,525	$32,442
Certificates of deposit	3,918	7,150
Total collateral extending beyond one year from of the reporting date	$45,443	$39,592

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2024 and 2023 are as follows:

	2024	2023
Assets:
Bonds	$132,509	$76,925
Cash, cash equivalents, and short term	224,451	297,570
Securities lending reinvested collateral	$356,960	$374,495

Liabilities:
Payable for securities lending	$356,960	$374,495

The Company does not have any transfers of receivables with recourse.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $14.7 million and $12.3 million for investment properties and $73.8 million and $75.3 million for the home office at December 31, 2024 and 2023, respectively. Depreciation expense on real estate amounted to $5.7 million and $5.9 million in 2024 and 2023, respectively.

Income from real estate for 2024 and 2023 includes $6.9 million and $6.5 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2024 or 2023.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,170.0 million and $1,322.8 million as of December 31, 2024 and 2023, respectively. The amount of the related reserve was $9.8 million and $10.8 million, for December 31, 2024 and 2023, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2024	2023
Life and accident and health reserves
Individual, group and credit life policies	$4,290,830	$4,014,651
Annuities and deposit administration funds	11,760,689	11,343,621
Accident and health and other reserves	1,844,976	1,825,875
Less reinsurance ceded	(4,183,509)	(4,276,707)
	$13,712,986	$12,907,440

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2024		2023
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,416,780	4.0%	$1,578,364	4.8%
At book value less surrender charges	414,750	1.2%	504,780	1.5%
At market value	21,403,353	60.4%	19,463,743	58.4%
	23,234,883	65.6%	21,546,887	64.7%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,421,970	15.3%	5,399,141	16.2%
Not subject to discretionary withdrawal	6,783,380	19.1%	6,377,452	19.1%
	$35,440,233	100.0%	$33,323,480	100.0%
Less reinsurance ceded	(2,125,481)		(2,258,307)

	$33,314,752		$31,065,173

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2024:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$-	$23,634	$26,995	$-	$-	$-
Universal Life	76,983	87,917	78,272	-	-	-
Other Permanent Cash Value Life Insurance	-	1,390,935	3,565,491	-	-	-
Variable Universal Life	9,881	9,739	7,749	146,837	144,722	147,044

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	612,313	-	-	-
Accidental Death Benefits	-	-	115	-	-	-
Disability - Active Lives	-	-	23,122	-	-	-
Disability - Disabled Lives	-	-	40,926	-	-	-
Miscellaneous Reserves	-	-	73,104	-	-	-

Total gross	$86,864	$1,512,225	$4,428,087	$146,837	$144,722	$147,044
Reinsurance Ceded	-	-	652,850	-	-	-
Total	$86,864	$1,512,225	$3,775,237	$146,837	$144,722	$147,044

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Reconciliation of total life actuarial reserves at December 31, 2024

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,713,686
Accidental Death Benefits	114
Disability - Active Lives	6,781
Disability - Disabled Lives	33,742
Miscellaneous Reserves	20,914
Subtotal	$3,775,237
Separate Accounts Annual Statement
Life Insurance	$147,044
Accident and health	-
Miscellaneous reserves	-
Subtotal	$147,044
Combined Total	$3,922,281

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2024		2023
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$20,118	$10,463	$19,557	$10,336
Ordinary renewal	92,680	89,009	83,909	83,047
Group life	2,726	2,726	1,934	1,934
Group annuity	859	859	-	-
	$116,383	$103,057	$105,400	$95,317

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9.3 million and $8.1 million at December 31, 2024 and 2023, respectively. This represented 3.1 percent and 2.7 percent of the total net premiums written for group life and health in 2024 and 2023, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2024	2023
Product
Life insurance	$147,529	$133,135
Individual annuities	294,089	302,061
Group annuities	21,657,213	19,733,761
Total	$22,098,831	$20,168,957

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2024	2023
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,932,835	$2,937,653
Transfers from separate accounts	3,820,487	2,728,351
Net transfers to or (from) separate accounts	(887,652)	209,302
Reconciling adjustment - annuity reinsurance treaty	74,372	42,933
Net separate account transfers as reported in the statements of operations	$(813,280)	$252,235

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2024	2023
Premiums, considerations or deposits	$2,932,835	$2,937,653
Reserves at December 31
For accounts with assets at
Market value	$21,550,397	$19,596,921
Amortized cost	550,363	575,243
Total reserves	$22,100,760	$20,172,164

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	21,550,397	19,596,921
At book value without market value adjustment and with current surrender charge of less than 5%	550,363	575,243
	22,100,760	20,172,164
Not subject to discretionary withdrawal	-	-
Total	$22,100,760	$20,172,164

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2024	2023	2024	2023
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$62,613	$57,873
Service cost	-	-	1,048	1,448
Interest cost	-	-	3,149	3,078
Contribution by plan participants	-	-	1,315	1,316
Actuarial (gain) loss	-	-	(2,536)	3,946
Benefits paid	-	-	(5,135)	(5,048)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$60,454	$62,613

	Postretirement Benefits
	2024	2023
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,821	3,731
Plan participants' contributions	1,314	1,317
Benefits paid	(5,135)	(5,048)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$63,492	$60,588
Liability for pension benefits	(3,038)	2,026
Total liabilities recognized	$60,454	$62,614
Unrecognized liabilities	$-	$-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Components of net periodic benefit cost
Service cost	$1,048	$1,448
Interest cost	3,149	3,078
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(577)	(735)
Prior service cost or credit	606	518
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,226	$4,309

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$3,645	$7,808
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	606	518
Net gain and loss arising during the period	4,579	(3,946)
Net gain and loss recognized or transferred to parent	(577)	(735)
Items not yet recognized as a component of net periodic cost - current year	$8,253	$3,645

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(2,776)	(3,383)
Net recognized gains and (losses)	11,029	7,028

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2024	2023
Discount rate	5.27%	5.61%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2024	2023
Discount rate	5.72%	5.26%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2025 rate of 7.00% until the ultimate rate of 5.00% is reached in 2033.

The Company expects to contribute $4.1 million to its other postretirement benefit plans in 2025.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2025	$4,058
2026	4,130
2027	4,241
2028	4,241
2029	4,529
Years 2030-2034	25,748

In 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs (income) was ($7.8) million and $3.9 million for 2024 and 2023, respectively. The net period benefit income in 2024 was driven by a curtailment gain event related to the sale of the Recordkeeping business, with the Company’s share of the curtailment gain of $12.0 million. This was partially offset by accelerated termination benefits resulting from the Recordkeeping business sale of $1.4 million and other period benefit costs of $2.8 million. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.8 million and $6.0 million for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $538.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2024 or 2023 plan year. The Company’s contribution to the plan was $2.1 million and $1.9 million in safe harbor matching contributions for 2024 and 2023, respectively. As of December 31, 2024, the fair value of the plan assets was $57.7 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.1 million and $8.2 million for 2024 and 2023, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2024
	Ordinary	Capital	Total
Gross deferred tax assets	$248,318	$16,095	$264,413
Less: valuation allowance	(4,101)	-	(4,101)
Adjusted gross deferred tax asset	244,217	16,095	260,312
Deferred tax asset nonadmitted	(79,500)	-	(79,500)
Subtotal net admitted deferred tax asset	164,717	16,095	180,812
Deferred tax liabilities	(58,529)	-	(58,529)
Net admitted deferred tax asset	$106,188	$16,095	$122,283

(Increase) Decrease in nonadmitted tax asset			$(16,330)

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2024			2023
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	106,188	16,095	122,283	119,274	2,034	121,308
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	106,188	16,095	122,283	119,274	2,034	121,308
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	182,363	-	-	187,722
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	58,529	-	58,529	51,464	-	51,464
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$164,717	$16,095	$180,812	$170,738	$2,034	$172,772

Ratio percentage used to determine recovery period and threshold			744%			744%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,215,755			$1,251,479

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2024		2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$244,217	$16,095	$233,908	$2,034	$10,309	$14,061
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.5%	1.3%	2.9%	100.0%	-2.4%	-98.7%
Net admitted adjusted gross DTAs	164,717	16,095	170,738	2,034	(6,021)	14,061
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.8%	1.3%	4.0%	100.0%	-3.2%	-98.7%

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2024	2023	Change
Gross deferred tax assets	$260,312	$235,942	$24,370
Deferred tax liabilities	58,529	51,464	7,065
Net deferred tax asset	201,783	184,478	17,305
Tax effect of unrealized gains (losses)	(7,320)	(4,477)	(2,843)
Net deferred income tax asset, excluding unrealized gains	$209,103	$188,955	$20,148

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2024	2023
Deferred tax assets
Policyholder reserves	$97,227	$84,195
Investments	772	1,514
Deferred acquisition costs	42,012	37,378
Policyholder dividend accrual	3,747	3,222
Fixed and amortizable assets	426	595
Compensation and benefits accrual	39,996	38,969
Receivables nonadmitted	47,207	49,356
Net operating loss carryforwards	-	15,723
Tax credit carryforward	10,632	-
Other	6,299	2,956
Ordinary deferred tax assets	248,318	233,908
Statutory valuation allowance adjustment	(4,101)	-
Adjusted gross deferred tax asset	244,217	233,908
Nonadmitted deferred tax assets	(79,500)	(63,170)
Admitted ordinary deferred tax assets	$164,717	$170,738

Capital
Investments	16,095	2,034
Nonadmitted	-	-
Admitted deferred tax assets	$180,812	$172,772

Deferred tax liabilities
Investments	$12,213	$9,429
Fixed assets	24,413	20,474
Deferred and uncollected premium	19,961	17,974
Policyholder reserves	1,942	3,587
Ordinary deferred tax liabilities	58,529	51,464
Capital - investments	-	-
Deferred tax liabilities	58,529	51,464

Net admitted deferred tax asset	$122,283	$121,308

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2024	2023
Tax expense at the federal statutory rate	$(35,414)	$(8,685)
Tax preferenced investment income	(17,935)	(13,603)
Nondeductible expenses	1,146	813
Change in interest maintenance reserve	979	166
Change in nonadmitted assets	2,484	(12,636)
Foreign tax credit carryforward	(10,632)	-
Foreign tax credit receivable	(6,058)	(15,878)
Valuation allowance foreign tax credit carryforward	4,101	-
Provision to return adjustment	620	(1,327)
Other	(1,601)	(1,463)
	$(62,310)	$(52,613)

Federal and foreign income taxes incurred	$(42,162)	$(33,626)
Change in net deferred income taxes	(20,148)	(18,987)
Total statutory income tax benefit	$(62,310)	$(52,613)

Federal income tax-operating	$(38,101)	$(32,997)
Federal income tax-capital gains (losses)	(4,061)	(629)
Federal income tax incurred	$(42,162)	$(33,626)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2024	$-
2023	-
2022	-

The Company does not have a liability for tax contingencies as of December 31, 2024 or 2023.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2020. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2024, we had $122.3 million in net deferred tax assets (DTAs). The valuation allowance for deferred tax assets as of December 31, 2024 and 2023 was $4.1 million and $0, respectively. The valuation allowance at December 31, 2024 was related to foreign tax credit carryforwards that, in the judgment of management, are not more likely than not to be realized.

The Inflation Reduction Act implemented a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning in 2023 and forward. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2024 and 2023, life reinsurance assumed was approximately 17 and 19 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 11 and 12 percent of gross life insurance premium income in 2024 and 2023, respectively. Premiums on accident and health reinsurance assumed were approximately 20 and 21 percent of gross accident and health premium income in 2024 and 2023, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2024	2023
Reinsurance ceded on ordinary life in force	$45,207,058	$45,603,248
Reinsurance ceded on group and credit life in force	3,789,741	3,361,096
Life reinsurance premiums ceded	127,381	129,093
Annuity reinsurance premiums ceded	153,411	147,175
Accident and health reinsurance premiums ceded	45,215	49,774
Reinsurance recoveries	283,119	374,282

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2024 and 2023 by $4,183.5 million and $4,276.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2024 and 2023 by $86.4 million and $87.2 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Three reinsurers account for approximately 96 percent of the Company’s December 31, 2024, ceded reserves for life and accident and health insurance. Two of these reinsurers maintain A.M. Best ratings, one with a rating of A+ and one with a rating of A. One reinsurer is not rated by A.M. Best. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a claims payment guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2024, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2024 or 2023.

The Company did not commute any material ceded reinsurance in 2024 or 2023.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2024 and 2023 was $236.5 million and $231.1 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2024 and 2023, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. OneAmerica has a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2024 and in 2023. Total interest paid inception to date is $166.4 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2024 and 2023 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $110.3 million in 2025.

The Company paid no dividends in 2024 or 2023. The Company did not receive a capital contribution in 2024 or 2023.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2024 is as follows:

Nonadmitted asset values	$(307,173)
Asset valuation reserve	$(211,978)
Net unrealized gain (losses)	$31,067
Reinsurance recoverables from unauthorized companies	$67

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2024 or 2023.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2024 and 2023, the carrying value of the FHLBI Class B common stock was $66.6 million and $73.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Funding agreements associated with the FHLBI totaled $1,281.6 million and $1,554.8 million of December 31, 2024 and 2023, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,283.9 million and $1,558.1 million at December 31, 2024 and 2023, respectively. Interest paid was $62.7 million and $54.1 million in 2024 and 2023, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,017.2 million and $2,447.1 million at December 31, 2024 and 2023, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $3,382.8 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $34.4 million at December 31, 2024.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2024	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$29	$-	$69,530	$69,559
Bonds - Industrial & misc.	-	-	1,445	1,445
Other invested assets	-	5,620	-	5,620
Derivatives	-	9,661	-	9,661
Separate account assets *	22,098,831	-	-	22,098,831
Total Assets	$22,098,860	$15,281	$70,975	$22,185,116

Liabilities
Derivatives	$-	$1,989	$-	$1,989

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc.	$20	$-	$75,889	$75,909
Bonds - Industrial & misc.	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

42

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds	Short-term
	Industrial & misc.	Industrial & misc.	Investments	Total
Beginning Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198
Transfer into level 3	1,712	2,070	-	3,782
Transfer out of level 3	-	-	-	-
Total gains (losses) included in net income	578	(1,274)	(40)	(736)
Total gains (losses) included in surplus	(638)	836	31	229
Purchases	-	35	-	35
Issuances	-	-	-	-
Sales	(8,011)	(522)	-	(8,533)
Settlements	-	-	-	-
Ending Balance at December 31, 2024	$69,530	$1,445	$-	$70,975

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

43

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2024					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,512,977	$11,549,070	$3,806	$9,705,056	$804,115	$-	$-
Preferred stocks	14,999	15,000	-	-	14,999	-	-
Common stocks	80,510	80,510	29	-	80,481	-	-
Mortgage loans	2,318,236	2,556,978	-	-	2,318,236	-	-
Cash, cash equivalents & short-term investments	373,052	373,029	105,244	267,808	-	-	-
Contract loans	-	771,468	-	-	-	771,468	-
Derivatives	15,948	13,634	-	15,948	-	-	-
Other invested assets	649,710	672,499	-	151,395	498,315	-	-
Securities lending reinvested collateral assets	357,537	356,960	63,131	294,406	-	-	-
Corporate owned life insurance	548,492	548,492	-	548,492	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	22,098,831	22,098,831	22,098,831	-	-	-	-
Liabilities
Derivatives	2,945	2,947	247	2,698	-	-	-
Payable for securities lending	357,537	356,960	63,131	294,406	-	-	-
Funding agreements	1,262,746	1,281,553	-	-	1,262,746	-	-

	2023					Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

44

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2024 and 2023

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

As announced on September 11, 2024, OneAmerica entered into a definitive agreement to sell its full-service retirement plan business to Voya Financial, Inc. (Voya). The transaction consists of the sale of two of the Company's affiliates, OARS and One America Investment Advisory Services, LLC, and an indemnity reinsurance agreement for the specified group annuity contracts. The transaction closed on January 2, 2025, with an effective date of January 1, 2025. As of January 1, 2025, general account statutory reserves and deposit-type contracts were $3,471.9 million and $312.6 million, respectively, and are to be ceded by a combination of indemnity coinsurance and funds withheld, and separate account statutory reserves of $20,603.7 million are to be ceded through 100% indemnity modified coinsurance. The Company transferred assets to the reinsurer of $2,726.5 million and established a funds withheld balance of $1,077.1 million, subject to customary post-close adjustments. The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 3, 2025, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

45

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2024

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$36,526
Other bonds (unaffiliated)	508,906
Preferred stocks (unaffiliated)	1,309
Common stocks (unaffiliated)	6,672
Common Stocks (affiliated)	-
Mortgage loans	106,298
Real estate	18,292
Premium notes, contract loans and liens	36,583
Cash and cash equivalents	7,660
Derivative instruments	2,000
Other invested assets	54,002
Aggregate write-ins for investment income	3,248
Gross investment income	$781,496
Real estate owned—book value less encumbrances	$88,592
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,556,978
Total mortgage loans	$2,556,978
Mortgage loans by standing—book value
Good standing	$2,556,978
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,556,978
Other long-term assets—statement value	$672,499
Common stock of parent, subsidiary, and affiliates—book value	$10,951
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$860,315
Over 1 year through 5 years	2,019,547
Over 5 years through 10 years	2,363,127
Over 10 years through 20 years	3,375,722
Over 20 years	3,198,144
No maturity date	-
Total by maturity	$11,816,855
Bonds by class—statement value
Class 1	$7,118,612
Class 2	4,351,800
Class 3	295,870
Class 4	47,235
Class 5	1,893
Class 6	1,445
Total by class	$11,816,855
Total bonds publicly traded	$6,848,480
Total bonds privately placed	$4,968,375

This accompanying note is an integral part of these supplemental schedules

46

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Preferred stocks—statement value	$15,000
Common stocks—market value	$80,510
Short-term investments - statement value	$19,955
Derivatives - statement value, net	$10,687
Cash (overdraft) on deposit	$105,244
Life insurance in force
Ordinary	$23,162,078
Credit life	$-
Group life	$53,009,651
Amount of accidental death insurance in force under ordinary policies	10,236
Life insurance policies with disability provisions in force
Ordinary	11,255,959
Group life	48,491,909

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$13,519
Income payable	$445
Ordinary—involving life contingencies
Income payable	$205
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$36,139
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,076,029
Group
Amount of income payable	$394,710
Fully paid account balance	$875,678
Not fully paid account balance	$4,184,998
Accident and health insurance—premiums in force
Ordinary	$43,005
Group	$175,686

This accompanying note is an integral part of these supplemental schedules

47

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,876
Dividend accumulations—account balance	$40,659
Claim payments (by accident year)
Group accident and health
2024	$40,878
2023	$22,293
2022	$7,124
2021	$3,481
2020	$3,955
Prior	$11,712
Other accident and health
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2024	$-
2023	$-
2022	$-
2021	$-
2020	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

48

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2024

(In thousands)

The Company’s gross investment holdings as filed in the 2024 Annual Statement are $16,485.5 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$928,888	5.63%	$928,888	-	$928,888	5.64%
1.02 All Other Governments	127,443	0.77%	127,443	-	127,443	0.77%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	563	0.00%	563	-	563	0.00%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.00%	-	-	-	0.00%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	617,990	3.75%	617,990	-	617,990	3.75%
1.06 Industrial and Miscellaneous	9,828,734	59.61%	9,828,734	133,604	9,962,338	60.44%
1.07 Hybrid Securities	45,452	0.28%	45,452	-	45,452	0.28%
1.08 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
1.09 SVO Identified Funds	-	0.00%	-	-	-	0.00%
1.10 Bank Loans	-	0.00%	-	-	-	0.00%
1.11 Total Long-Term Bonds	11,549,070	70.05%	11,549,070	133,604	11,682,674	70.88%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	15,000	0.09%	15,000	-	15,000	0.09%
2.02 Parent, Subsidiaries and Affiliates	-	0.00%	-	-	-	0.00%
2.03 Total Preferred Stocks	15,000	0.09%	15,000	-	15,000	0.09%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	29	0.00%	29	-	29	0.00%
3.02 Industrial and Misc. (Unaffiliated) Other	69,530	0.42%	69,530	-	69,530	0.42%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	10,951	0.07%	10,951	-	10,951	0.07%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.00%	-	-	-	0.00%
3.05 Mutual Funds	-	0.00%	-	-	-	0.00%
3.06 Total Common Stocks	80,510	0.49%	80,510	-	80,510	0.49%
4. Mortgage Loans (Schedule B):
4.01 Farm Mortgages	-	0.00%	-	-	37,145,413	225.34%
4.02 Residential Mortgages	-	0.00%	-	-	-	0.00%
4.03 Commercial Mortgages	2,557,558	15.51%	2,557,558	-	2,557,558	15.52%
4.04 Mezzanine Real Estate Loans	-	0.00%	-	-	-	0.00%
4.05 Total valuation allowance	(580)	0.00%	(580)	-	(580)	0.00%
4.06 Total Mortgage Loans	2,556,978	15.51%	2,556,978	-	2,556,978	15.51%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	73,845	0.45%	73,845	-	73,845	0.45%
5.02 Properties Held for Production of Income	14,747	0.09%	14,747	-	14,747	0.09%
5.03 Properties Held for Sale	-	0.00%	-	-	-	0.00%
5.04 Total Real Estate	88,592	0.54%	88,592	-	88,592	0.54%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	105,244	0.64%	105,244	70,622	175,866	1.07%
6.02 Cash Equivalents, (Schedule E, Part 2)	247,830	1.50%	247,830	63,455	311,285	1.88%
6.03 Short-Term Investments (Schedule DA)	19,955	0.12%	19,955	89,279	109,234	0.66%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	373,029	2.26%	373,029	223,356	596,385	3.62%
7. Contract Loans	771,468	4.68%	771,468	-	771,468	4.68%
8. Derivatives (Schedule DB)	13,634	0.08%	13,634	-	13,634	0.08%
9. Other Invested Assets (Schedule BA)	674,100	4.09%	672,499	-	672,499	4.08%
10. Receivables for Securities	6,172	0.04%	6,172	-	6,172	0.04%
11. Securities Lending (Schedule DL, Part 1)	356,960	2.17%	356,960	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.00%	-	-	-	0.00%
13. Total Invested Assets	$16,485,513	100.00%	$16,483,912	$356,960	$16,483,912	100.00%

This accompanying note is an integral part of these supplemental schedules

49

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2024

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,638.8 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$66,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	61,835	0.4%
2.03	STANLEY BLACK & DECKER INC	61,546	0.3%
2.04	ONEOK INC	57,553	0.3%
2.05	RTX CORP	55,707	0.3%
2.06	TC ENERGY CORP	54,756	0.3%
2.07	NORTHROP GRUMMAN CORP	53,029	0.3%
2.08	EXXON MOBIL CORP	51,016	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,950	0.3%
2.10	CMS ENERGY CORP	48,819	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$7,118,612	40.4%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,351,800	24.7%	P/RP – 2	15,000	0.1%
3.03 NAIC – 3	295,870	1.7%	P/RP – 3	-	0.0%
3.04 NAIC – 4	47,235	0.3%	P/RP – 4	-	0.0%
3.05 NAIC – 5	1,893	0.0%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,445	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,037,184	11.5%
4.02	Foreign-currency-denominated investments	77,045	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

50

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,882,736	10.7%
5.02	Countries rated NAIC-2	121,977	0.7%
5.03	Countries rated NAIC-3 or below	32,471	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$818,352	4.6%
6.02	Country:	Australia	378,830	2.1%

	Countries rated NAIC-2
6.03	Country:	Mexico	$76,929	0.4%
6.04	Country:	Indonesia	11,557	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$21,706	0.1%
6.06	Country:	Columbia	4,549	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

51

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$61,546	0.3%
10.02	INVESCO LTD	38,675	0.2%
10.03	CSL LTD	30,306	0.2%
10.04	SIEMENS AG	29,096	0.2%
10.05	AMERICA MOVIL SAB DE CV	26,203	0.1%
10.06	BAE SYSTEMS PLC	24,597	0.1%
10.07	DIAMETER CREDIT FUNDING DCF_21-4	24,034	0.1%
10.08	PERNOD-RICARD SA	23,082	0.1%
10.09	GIP CAPRICORN FINCO PTY LTD	23,000	0.1%
10.10	DEUTSCHE POST AG	23,000	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	334,663	1.9%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$66,561	0.4%
13.03	NEUBERGER BERMAN	47,044	0.3%
13.04	HARBOURVEST	33,822	0.2%
13.05	PIMCO	30,431	0.2%
13.06	BLACKROCK	23,602	0.1%
13.07	HGGC	20,692	0.1%
13.08	BLACKSTONE	20,601	0.1%
13.09	KKR	17,844	0.1%
13.10	INVESCO	17,127	0.1%
13.11	SHENKMAN	17,000	0.1%

This accompanying note is an integral part of these supplemental schedules

52

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$582,365	3.3%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$66,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	22,581	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	17,912	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$47,044	$47,044	$-
14.07	HARBOURVEST	33,822	33,822	-
14.08	PIMCO	30,431	30,431	-
14.09	BLACKROCK	23,601	23,601	-
14.10	HGGC	20,692	20,692	-
14.11	BLACKSTONE	20,601	20,601	-
14.12	KRR	17,844	17,844	-
14.13	INVESCO	17,127	17,127	-
14.14	SHENKMAN	17,000	17,000	-
14.15	RED REEF PARTNERS	15,899	15,899	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

53

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commercial	$33,000	0.2%
16.03	Commercial	26,678	0.2%
16.04	Commercial	26,215	0.1%
16.05	Commercial	26,000	0.1%
16.06	Commercial	25,236	0.1%
16.07	Commercial	21,861	0.1%
16.08	Commercial	21,571	0.1%
16.09	Commercial	21,543	0.1%
16.10	Commercial	20,723	0.1%
16.11	Commercial	20,365	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,541,578	14.4%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

54

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2024

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,686,030	32.2%	$5,487,134	$5,527,508	$5,659,550
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$227,160	1.3%	$272,000	$62,900	$74,579
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$3,417	0.0%	$3,891	$1,033	$1,142
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

55

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

56

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2024

(In thousands)

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.    Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.    Provisions that permit settlements to be made less frequently than quarterly;

c.    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐  No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

57

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2024

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2024 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2024 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

58